================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: October 31, 2013

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------------------

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
CHAIRMAN AND CO-CHIEF EXECUTIVE OFFICER

                                 ANNUAL REPORT

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................  19
      Disclosure of Fund Expenses.......................................  31
      Disclosure of Portfolio Holdings..................................  36
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  39
          U.S. Large Cap Equity Portfolio...............................  42
          U.S. Large Cap Value Portfolio................................  45
          U.S. Targeted Value Portfolio.................................  46
          U.S. Small Cap Value Portfolio................................  49
          U.S. Core Equity 1 Portfolio..................................  52
          U.S. Core Equity 2 Portfolio..................................  55
          U.S. Vector Equity Portfolio..................................  58
          U.S. Small Cap Portfolio......................................  61
          U.S. Micro Cap Portfolio......................................  64
          DFA Real Estate Securities Portfolio..........................  67
          Large Cap International Portfolio.............................  69
          International Core Equity Portfolio...........................  73
          International Small Company Portfolio.........................  78
          Japanese Small Company Portfolio..............................  79
          Asia Pacific Small Company Portfolio..........................  79
          United Kingdom Small Company Portfolio........................  80
          Continental Small Company Portfolio...........................  80
          DFA International Real Estate Securities Portfolio............  81
          DFA Global Real Estate Securities Portfolio...................  85
          DFA International Small Cap Value Portfolio...................  86
          International Vector Equity Portfolio.........................  90
          World ex U.S. Value Portfolio.................................  95
          World ex U.S. Targeted Value Portfolio........................  96
          World ex U.S. Core Equity Portfolio...........................  97
          Selectively Hedged Global Equity Portfolio....................  98
          Emerging Markets Portfolio....................................  99
          Emerging Markets Small Cap Portfolio..........................  99
          Emerging Markets Value Portfolio..............................  99
          Emerging Markets Core Equity Portfolio........................ 100
      Statements of Assets and Liabilities.............................. 105
      Statements of Operations.......................................... 112
      Statements of Changes in Net Assets............................... 119
      Financial Highlights.............................................. 129
      Notes to Financial Statements..................................... 147
      Report of Independent Registered Public Accounting Firm........... 174

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                          ----
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Performance Charts................................................... 175
    Management's Discussion and Analysis................................. 176
    Consolidated Disclosure of Fund Expenses............................. 177
    Consolidated Disclosure of Portfolio Holdings........................ 178
    Consolidated Schedule of Investments................................. 179
    Consolidated Statement of Assets and Liabilities..................... 184
    Consolidated Statement of Operations................................. 185
    Consolidated Statements of Changes in Net Assets..................... 186
    Consolidated Financial Highlights.................................... 187
    Consolidated Notes to Financial Statements........................... 188
    Report of Independent Registered Public Accounting Firm.............. 200
 DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts................................................... 201
    Management's Discussion and Analysis................................. 203
    Disclosure of Fund Expenses.......................................... 206
    Disclosure of Portfolio Holdings..................................... 208
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 209
        U.S. Large Company Portfolio..................................... 210
    Statements of Assets and Liabilities................................. 213
    Statements of Operations............................................. 214
    Statements of Changes in Net Assets.................................. 215
    Financial Highlights................................................. 216
    Notes to Financial Statements........................................ 218
    Report of Independent Registered Public Accounting Firm.............. 229
 THE DFA INVESTMENT TRUST COMPANY
    Performance Charts................................................... 230
    Management's Discussion and Analysis................................. 235
    Disclosure of Fund Expenses.......................................... 240
    Disclosure of Portfolio Holdings..................................... 242
    Summary Schedules of Portfolio Holdings.............................. 244
        The U.S. Large Cap Value Series.................................. 244
        The DFA International Value Series............................... 247
        The Japanese Small Company Series................................ 251
        The Asia Pacific Small Company Series............................ 254
        The United Kingdom Small Company Series.......................... 257
        The Continental Small Company Series............................. 260
        The Canadian Small Company Series................................ 264
        The Emerging Markets Series...................................... 267
        The Emerging Markets Small Cap Series............................ 271
    Statements of Assets and Liabilities................................. 275
    Statements of Operations............................................. 277
    Statements of Changes in Net Assets.................................. 279
    Financial Highlights................................................. 282
    Notes to Financial Statements........................................ 287
    Report of Independent Registered Public Accounting Firm.............. 296

TABLE OF CONTENTS
CONTINUED

                                                                    PAGE
                                                                    ----
        DIMENSIONAL EMERGING MARKETS VALUE FUND
           Performance Charts...................................... 297
           Management's Discussion and Analysis.................... 298
           Disclosure of Fund Expenses............................. 299
           Disclosure of Portfolio Holdings........................ 300
           Summary Schedule of Portfolio Holdings.................. 301
           Statement of Assets and Liabilities..................... 305
           Statement of Operations................................. 306
           Statements of Changes in Net Assets..................... 307
           Financial Highlights.................................... 308
           Notes to Financial Statements........................... 309
           Report of Independent Registered Public Accounting Firm. 315
        FUND MANAGEMENT............................................ 316
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES................ 325
        NOTICE TO SHAREHOLDERS..................................... 326

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
GBP     British Pounds
NZD     New Zealand Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(o)     Security is being fair valued as of October 31, 2013.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.
(b)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                   [CHART]

              Enhanced U.S. Large Company Portfolio     S&P 500/R/ Index
              -------------------------------------    ------------------
10/31/2003                   $10,000                        $10,000
11/30/2003                    10,084                         10,088
12/31/2003                    10,638                         10,617
 1/31/2004                    10,830                         10,812
 2/29/2004                    10,998                         10,962
 3/31/2004                    10,843                         10,797
 4/30/2004                    10,602                         10,627
 5/31/2004                    10,734                         10,773
 6/30/2004                    10,924                         10,982
 7/31/2004                    10,574                         10,619
 8/31/2004                    10,647                         10,662
 9/30/2004                    10,753                         10,777
10/31/2004                    10,922                         10,942
11/30/2004                    11,322                         11,385
12/31/2004                    11,705                         11,772
 1/31/2005                    11,399                         11,485
 2/28/2005                    11,620                         11,727
 3/31/2005                    11,387                         11,519
 4/30/2005                    11,191                         11,301
 5/31/2005                    11,546                         11,660
 6/30/2005                    11,558                         11,677
 7/31/2005                    11,939                         12,111
 8/31/2005                    11,853                         12,001
 9/30/2005                    11,926                         12,098
10/31/2005                    11,679                         11,896
11/30/2005                    12,124                         12,346
12/31/2005                    12,125                         12,350
 1/31/2006                    12,450                         12,677
 2/28/2006                    12,450                         12,712
 3/31/2006                    12,606                         12,870
 4/30/2006                    12,757                         13,043
 5/31/2006                    12,380                         12,667
 6/30/2006                    12,393                         12,685
 7/31/2006                    12,468                         12,763
 8/31/2006                    12,757                         13,067
 9/30/2006                    13,084                         13,403
10/31/2006                    13,499                         13,840
11/30/2006                    13,763                         14,103
12/31/2006                    13,947                         14,301
 1/31/2007                    14,145                         14,518
 2/28/2007                    13,868                         14,234
 3/31/2007                    14,026                         14,393
 4/30/2007                    14,633                         15,030
 5/31/2007                    15,134                         15,555
 6/30/2007                    14,870                         15,296
 7/31/2007                    14,422                         14,822
 8/31/2007                    14,620                         15,044
 9/30/2007                    15,163                         15,607
10/31/2007                    15,407                         15,855
11/30/2007                    14,758                         15,192
12/31/2007                    14,653                         15,087
 1/31/2008                    13,735                         14,182
 2/29/2008                    13,290                         13,721
 3/31/2008                    13,231                         13,662
 4/30/2008                    13,853                         14,327
 5/31/2008                    14,046                         14,513
 6/30/2008                    12,853                         13,290
 7/31/2008                    12,748                         13,178
 8/31/2008                    12,943                         13,369
 9/30/2008                    11,751                         12,177
10/31/2008                     9,747                         10,132
11/30/2008                     9,084                          9,405
12/31/2008                     9,191                          9,505
 1/31/2009                     8,421                          8,704
 2/28/2009                     7,500                          7,777
 3/31/2009                     8,183                          8,459
 4/30/2009                     8,990                          9,268
 5/31/2009                     9,527                          9,786
 6/30/2009                     9,561                          9,806
 7/31/2009                    10,317                         10,547
 8/31/2009                    10,720                         10,928
 9/30/2009                    11,142                         11,336
10/31/2009                    10,939                         11,126
11/30/2009                    11,631                         11,793
12/31/2009                    11,831                         12,021
 1/31/2010                    11,424                         11,588
 2/28/2010                    11,797                         11,947
 3/31/2010                    12,492                         12,668
 4/30/2010                    12,696                         12,868
 5/31/2010                    11,696                         11,841
 6/30/2010                    11,094                         11,221
 7/31/2010                    11,877                         12,007
 8/31/2010                    11,350                         11,465
 9/30/2010                    12,365                         12,488
10/31/2010                    12,842                         12,963
11/30/2010                    12,825                         12,965
12/31/2010                    13,684                         13,831
 1/31/2011                    14,025                         14,159
 2/28/2011                    14,487                         14,644
 3/31/2011                    14,487                         14,650
 4/30/2011                    14,948                         15,084
 5/31/2011                    14,811                         14,913
 6/30/2011                    14,555                         14,665
 7/31/2011                    14,282                         14,366
 8/31/2011                    13,496                         13,586
 9/30/2011                    12,539                         12,631
10/31/2011                    13,923                         14,011
11/30/2011                    13,837                         13,981
12/31/2011                    13,992                         14,124
 1/31/2012                    14,648                         14,756
 2/29/2012                    15,287                         15,395
 3/31/2012                    15,806                         15,901
 4/30/2012                    15,719                         15,801
 5/31/2012                    14,769                         14,852
 6/30/2012                    15,389                         15,464
 7/31/2012                    15,649                         15,678
 8/31/2012                    16,013                         16,032
 9/30/2012                    16,424                         16,446
10/31/2012                    16,129                         16,142
11/30/2012                    16,233                         16,236
12/31/2012                    16,365                         16,384
 1/31/2013                    17,204                         17,232
 2/28/2013                    17,448                         17,466
 3/31/2013                    18,094                         18,121
 4/30/2013                    18,444                         18,470
 5/31/2013                    18,863                         18,903
 6/30/2013                    18,574                         18,649
 7/31/2013                    19,554                         19,598          Past performance is not predictive of
 8/31/2013                    18,976                         19,030          future performance.
 9/30/2013                    19,571                         19,627
10/31/2013                    20,482                         20,529          The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS
          ------------------------------------------------------------       The S&P data are provided by Standard
                                26.99%       16.01%       7.43%              & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2013

                                   [CHART]

                         U.S. Large Cap
                        Equity Portfolio         Russell 1000/R/ Index
                       -----------------        ---------------------
         06/25/2013         $10,000                    $10,000
         06/30/2013          10,020                     10,130
         07/31/2013          10,550                     10,672            Past performance is not predictive of
         08/31/2013          10,270                     10,378            future performance.
         09/30/2013          10,630                     10,740
         10/31/2013          11,101                     11,213            The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
                                    FROM
             TOTAL RETURN        06/25/2013                               Russell data copyright (C) Russell
             -------------------------------------                        Investment Group 1995-2013, all rights
                                   11.01%                                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
                ------------------------------    ---------------------------
10/31/2003                 $10,000                           $10,000
11/30/2003                  10,222                            10,136
12/31/2003                  10,920                            10,760
 1/31/2004                  11,104                            10,950
 2/29/2004                  11,391                            11,184
 3/31/2004                  11,345                            11,086
 4/30/2004                  11,154                            10,815
 5/31/2004                  11,217                            10,925
 6/30/2004                  11,552                            11,183
 7/31/2004                  11,175                            11,026
 8/31/2004                  11,175                            11,182
 9/30/2004                  11,520                            11,356
10/31/2004                  11,654                            11,544
11/30/2004                  12,417                            12,128
12/31/2004                  12,912                            12,534
 1/31/2005                  12,590                            12,311
 2/28/2005                  12,970                            12,719
 3/31/2005                  12,936                            12,545
 4/30/2005                  12,491                            12,320
 5/31/2005                  13,026                            12,617
 6/30/2005                  13,291                            12,755
 7/31/2005                  13,951                            13,124
 8/31/2005                  13,834                            13,067
 9/30/2005                  14,048                            13,250
10/31/2005                  13,672                            12,914
11/30/2005                  14,217                            13,336
12/31/2005                  14,234                            13,416
 1/31/2006                  14,909                            13,937
 2/28/2006                  14,856                            14,022
 3/31/2006                  15,117                            14,212
 4/30/2006                  15,543                            14,573
 5/31/2006                  15,255                            14,205
 6/30/2006                  15,387                            14,295
 7/31/2006                  15,164                            14,643
 8/31/2006                  15,407                            14,888
 9/30/2006                  15,833                            15,185
10/31/2006                  16,460                            15,682
11/30/2006                  16,771                            16,040
12/31/2006                  17,108                            16,400
 1/31/2007                  17,602                            16,610
 2/28/2007                  17,338                            16,351
 3/31/2007                  17,452                            16,603
 4/30/2007                  18,191                            17,217
 5/31/2007                  18,938                            17,838
 6/30/2007                  18,630                            17,421
 7/31/2007                  17,473                            16,616
 8/31/2007                  17,140                            16,802
 9/30/2007                  17,583                            17,379
10/31/2007                  17,678                            17,381
11/30/2007                  16,688                            16,531
12/31/2007                  16,635                            16,371
 1/31/2008                  15,997                            15,716
 2/29/2008                  15,502                            15,057
 3/31/2008                  15,357                            14,944
 4/30/2008                  16,320                            15,673
 5/31/2008                  16,709                            15,648
 6/30/2008                  14,877                            14,150
 7/31/2008                  14,711                            14,099
 8/31/2008                  15,000                            14,339
 9/30/2008                  13,651                            13,285
10/31/2008                  10,575                            10,985
11/30/2008                   9,538                            10,198
12/31/2008                   9,848                            10,339
 1/31/2009                   8,680                             9,150
 2/28/2009                   7,461                             7,928
 3/31/2009                   8,195                             8,606
 4/30/2009                   9,521                             9,528
 5/31/2009                  10,251                            10,117
 6/30/2009                  10,127                            10,042
 7/31/2009                  11,081                            10,864
 8/31/2009                  11,834                            11,433
 9/30/2009                  12,350                            11,874
10/31/2009                  11,819                            11,511
11/30/2009                  12,484                            12,160
12/31/2009                  12,821                            12,375
 1/31/2010                  12,520                            12,027
 2/28/2010                  13,061                            12,407
 3/31/2010                  14,080                            13,214
 4/30/2010                  14,524                            13,556
 5/31/2010                  13,281                            12,442
 6/30/2010                  12,277                            11,742
 7/31/2010                  13,237                            12,536
 8/31/2010                  12,428                            12,000
 9/30/2010                  13,646                            12,931
10/31/2010                  14,149                            13,319
11/30/2010                  14,042                            13,248
12/31/2010                  15,407                            14,294
 1/31/2011                  15,905                            14,617
 2/28/2011                  16,762                            15,156
 3/31/2011                  16,839                            15,217
 4/30/2011                  17,261                            15,622
 5/31/2011                  17,015                            15,457
 6/30/2011                  16,706                            15,140
 7/31/2011                  15,943                            14,638
 8/31/2011                  14,595                            13,724
 9/30/2011                  13,120                            12,687
10/31/2011                  14,931                            14,139
11/30/2011                  14,807                            14,066
12/31/2011                  14,924                            14,350
 1/31/2012                  15,664                            14,893
 2/29/2012                  16,569                            15,486
 3/31/2012                  16,872                            15,945
 4/30/2012                  16,520                            15,783
 5/31/2012                  15,347                            14,857
 6/30/2012                  16,171                            15,595
 7/31/2012                  16,328                            15,756
 8/31/2012                  16,973                            16,098
 9/30/2012                  17,592                            16,609
10/31/2012                  17,639                            16,528
11/30/2012                  17,679                            16,521
12/31/2012                  18,215                            16,862
 1/31/2013                  19,479                            17,958
 2/28/2013                  19,726                            18,216
 3/31/2013                  20,674                            18,937
 4/30/2013                  20,881                            19,224
 5/31/2013                  21,743                            19,717
 6/30/2013                  21,492                            19,543
 7/31/2013                  22,782                            20,599
 8/31/2013                  22,101                            19,817             Past performance is not predictive of
 9/30/2013                  22,754                            20,314             future performance.
10/31/2013                  23,904                            21,203
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE          TEN
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2013, all
                                  35.52%        17.72%       9.11%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2013

                                    [CHART]

                    U.S. Targeted
              Value Portfolio - Class R1     Russell 2000/R/ Value Index
              --------------------------     ---------------------------
 1/31/2008              $10,000                        $10,000
 2/29/2008                9,750                          9,603
 3/31/2008                9,821                          9,748
 4/30/2008               10,152                         10,056
 5/31/2008               10,613                         10,400
 6/30/2008                9,538                          9,402
 7/31/2008                9,790                          9,884
 8/31/2008               10,233                         10,353
 9/30/2008                9,575                          9,868
10/31/2008                7,504                          7,897
11/30/2008                6,525                          6,982
12/31/2008                6,946                          7,412
 1/31/2009                5,999                          6,353
 2/28/2009                5,204                          5,471
 3/31/2009                5,777                          5,956
 4/30/2009                6,902                          6,901
 5/31/2009                7,137                          7,051
 6/30/2009                7,107                          7,028
 7/31/2009                7,959                          7,841
 8/31/2009                8,379                          8,212
 9/30/2009                8,844                          8,624
10/31/2009                8,207                          8,051
11/30/2009                8,484                          8,308
12/31/2009                9,150                          8,937
 1/31/2010                8,943                          8,675
 2/28/2010                9,449                          9,077
 3/31/2010               10,229                          9,832
 4/30/2010               10,973                         10,520
 5/31/2010                9,981                          9,631
 6/30/2010                9,031                          8,790
 7/31/2010                9,735                          9,418
 8/31/2010                8,948                          8,710
 9/30/2010               10,044                          9,645
10/31/2010               10,417                         10,019
11/30/2010               10,840                         10,273
12/31/2010               11,805                         11,127
 1/31/2011               11,883                         11,133
 2/28/2011               12,550                         11,698
 3/31/2011               12,792                         11,861
 4/30/2011               12,998                         12,053
 5/31/2011               12,678                         11,837
 6/30/2011               12,397                         11,546
 7/31/2011               11,964                         11,164
 8/31/2011               10,763                         10,178
 9/30/2011                9,425                          9,067
10/31/2011               10,905                         10,373
11/30/2011               10,941                         10,353
12/31/2011               11,049                         10,515
 1/31/2012               11,719                         11,214
 2/29/2012               12,144                         11,380
 3/31/2012               12,369                         11,733
 4/30/2012               12,168                         11,564
 5/31/2012               11,260                         10,857
 6/30/2012               11,715                         11,380
 7/31/2012               11,657                         11,264
 8/31/2012               12,192                         11,612
 9/30/2012               12,577                         12,025
10/31/2012               12,505                         11,874
11/30/2012               12,715                         11,911
12/31/2012               13,155                         12,413
 1/31/2013               14,059                         13,152
 2/28/2013               14,291                         13,303
 3/31/2013               14,987                         13,856
 4/30/2013               14,840                         13,843
 5/31/2013               15,567                         14,256
 6/30/2013               15,460                         14,199
 7/31/2013               16,545                         15,111              Past performance is not predictive of
 8/31/2013               15,941                         14,443              future performance.
 9/30/2013               16,826                         15,277
10/31/2013               17,555                         15,773              The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
                                                                            redemption of fund shares.
         AVERAGE ANNUAL        ONE        FIVE           FROM
         TOTAL RETURN          YEAR       YEARS       01/31/2008            Russell data copyright (C) Russell
         -------------------------------------------------------------      Investment Group 1995-2013, all
                              40.39%      18.53%        10.29%              rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2013

                                    [CHART]

                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
  06/30/2008              $10,000                         $10,000
  07/31/2008               10,260                          10,513
  08/31/2008               10,720                          11,012
  09/30/2008               10,038                          10,496
  10/31/2008                7,860                           8,399
  11/30/2008                6,836                           7,426
  12/31/2008                7,274                           7,883
  01/31/2009                6,272                           6,757
  02/28/2009                5,443                           5,818
  03/31/2009                6,038                           6,335
  04/30/2009                7,216                           7,340
  05/31/2009                7,459                           7,499
  06/30/2009                7,436                           7,475
  07/31/2009                8,321                           8,340
  08/31/2009                8,768                           8,735
  09/30/2009                9,248                           9,173
  10/31/2009                8,585                           8,564
  11/30/2009                8,871                           8,836
  12/31/2009                9,568                           9,505
  01/31/2010                9,343                           9,227
  02/28/2010                9,865                           9,654
  03/31/2010               10,685                          10,458
  04/30/2010               11,453                          11,189
  05/31/2010               10,419                          10,244
  06/30/2010                9,434                           9,350
  07/31/2010               10,161                          10,017
  08/31/2010                9,341                           9,264
  09/30/2010               10,484                          10,258
  10/31/2010               10,874                          10,656
  11/30/2010               11,306                          10,927
  12/31/2010               12,308                          11,834
  01/31/2011               12,396                          11,841
  02/28/2011               13,085                          12,442
  03/31/2011               13,336                          12,615
  04/30/2011               13,544                          12,820
  05/31/2011               13,211                          12,590
  06/30/2011               12,926                          12,281
  07/31/2011               12,466                          11,875
  08/31/2011               11,214                          10,826
  09/30/2011                9,820                           9,644
  10/31/2011               11,364                          11,033
  11/30/2011               11,401                          11,011
  12/31/2011               11,510                          11,183
  01/31/2012               12,209                          11,927
  02/29/2012               12,644                          12,104
  03/31/2012               12,877                          12,480
  04/30/2012               12,667                          12,299
  05/31/2012               11,721                          11,548
  06/30/2012               12,189                          12,104
  07/31/2012               12,129                          11,981
  08/31/2012               12,686                          12,350
  09/30/2012               13,082                          12,790
  10/31/2012               13,007                          12,630
  11/30/2012               13,225                          12,668
  12/31/2012               13,677                          13,202
  01/31/2013               14,611                          13,989
  02/28/2013               14,861                          14,149
  03/31/2013               15,577                          14,738
  04/30/2013               15,424                          14,723
  05/31/2013               16,181                          15,163
  06/30/2013               16,064                          15,102
  07/31/2013               17,185                          16,072
  08/31/2013               16,548                          15,362
  09/30/2013               17,472                          16,248                 Past performance is not predictive of
  10/31/2013               18,223                          16,777                 future performance.

                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE            FROM
          TOTAL RETURN           YEAR        YEARS        06/30/2008              Russell data copyright (C) Russell
          -----------------------------------------------------------------       Investment Group 1995-2013, all
                                40.10%       18.32%         11.90%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,413                            10,384
12/31/2003                10,967                            10,760
01/31/2004                11,470                            11,132
02/29/2004                11,649                            11,348
03/31/2004                11,749                            11,505
04/30/2004                11,354                            10,910
05/31/2004                11,525                            11,042
06/30/2004                12,179                            11,603
07/31/2004                11,590                            11,069
08/31/2004                11,513                            11,178
09/30/2004                12,036                            11,620
10/31/2004                12,144                            11,800
11/30/2004                13,262                            12,847
12/31/2004                13,674                            13,154
01/31/2005                13,238                            12,645
02/28/2005                13,605                            12,897
03/31/2005                13,477                            12,631
04/30/2005                12,564                            11,979
05/31/2005                13,401                            12,710
06/30/2005                13,927                            13,272
07/31/2005                14,781                            14,027
08/31/2005                14,550                            13,705
09/30/2005                14,601                            13,682
10/31/2005                14,215                            13,339
11/30/2005                14,876                            13,880
12/31/2005                14,939                            13,773
01/31/2006                16,138                            14,912
02/28/2006                15,968                            14,911
03/31/2006                16,629                            15,633
04/30/2006                16,847                            15,675
05/31/2006                16,261                            15,026
06/30/2006                16,353                            15,211
07/31/2006                15,850                            15,000
08/31/2006                16,210                            15,448
09/30/2006                16,375                            15,599
10/31/2006                17,184                            16,393
11/30/2006                17,773                            16,860
12/31/2006                17,882                            17,007
01/31/2007                18,255                            17,262
02/28/2007                18,161                            17,050
03/31/2007                18,301                            17,256
04/30/2007                18,674                            17,435
05/31/2007                19,483                            18,074
06/30/2007                19,226                            17,653
07/31/2007                17,833                            16,150
08/31/2007                17,781                            16,474
09/30/2007                17,834                            16,548
10/31/2007                17,876                            16,729
11/30/2007                16,601                            15,475
12/31/2007                16,417                            15,344
01/31/2008                15,632                            14,715
02/29/2008                15,234                            14,130
03/31/2008                15,364                            14,343
04/30/2008                15,870                            14,797
05/31/2008                16,603                            15,303
06/30/2008                14,924                            13,835
07/31/2008                15,312                            14,544
08/31/2008                16,004                            15,235
09/30/2008                14,991                            14,521
10/31/2008                11,741                            11,620
11/30/2008                10,214                            10,274
12/31/2008                10,871                            10,906
01/31/2009                 9,377                             9,348
02/28/2009                 8,145                             8,050
03/31/2009                 9,033                             8,764
04/30/2009                10,794                            10,155
05/31/2009                11,166                            10,375
06/30/2009                11,128                            10,342
07/31/2009                12,454                            11,538
08/31/2009                13,123                            12,084
09/30/2009                13,853                            12,690
10/31/2009                12,853                            11,847
11/30/2009                13,281                            12,224
12/31/2009                14,336                            13,150
01/31/2010                14,005                            12,765
02/28/2010                14,788                            13,357
03/31/2010                16,019                            14,468
04/30/2010                17,176                            15,480
05/31/2010                15,633                            14,172
06/30/2010                14,148                            12,935
07/31/2010                15,251                            13,858
08/31/2010                14,015                            12,816
09/30/2010                15,739                            14,192
10/31/2010                16,325                            14,742
11/30/2010                16,978                            15,117
12/31/2010                18,495                            16,373
01/31/2011                18,618                            16,381
02/28/2011                19,674                            17,213
03/31/2011                20,052                            17,452
04/30/2011                20,364                            17,736
05/31/2011                19,863                            17,418
06/30/2011                19,436                            16,990
07/31/2011                18,757                            16,428
08/31/2011                16,875                            14,977
09/30/2011                14,780                            13,341
10/31/2011                17,102                            15,264
11/30/2011                17,158                            15,234
12/31/2011                17,332                            15,472
01/31/2012                18,382                            16,500
02/29/2012                19,049                            16,746
03/31/2012                19,407                            17,265
04/30/2012                19,091                            17,015
05/31/2012                17,667                            15,976
06/30/2012                18,385                            16,746
07/31/2012                18,295                            16,575
08/31/2012                19,134                            17,086
09/30/2012                19,743                            17,695
10/31/2012                19,629                            17,473
11/30/2012                19,959                            17,526
12/31/2012                20,657                            18,265
01/31/2013                22,066                            19,353
02/28/2013                22,443                            19,574
03/31/2013                23,536                            20,389
04/30/2013                23,305                            20,369
05/31/2013                24,458                            20,978
06/30/2013                24,284                            20,893                 Past performance is not predictive of
07/31/2013                25,988                            22,236                 future performance.
08/31/2013                25,026                            21,252
09/30/2013                26,426                            22,479                 The returns shown do not reflect the
10/31/2013                27,560                            23,210                 deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE           TEN
           TOTAL RETURN            YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2013, all
                                  40.40%        18.61%        10.67%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                   U.S. Small Cap Value
                         Portfolio                Russell 2000/R/ Value Index
                 ------------------------         ---------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,416                            10,384
12/31/2003                10,972                            10,760
01/31/2004                11,508                            11,132
02/29/2004                11,671                            11,348
03/31/2004                11,781                            11,505
04/30/2004                11,408                            10,910
05/31/2004                11,451                            11,042
06/30/2004                12,217                            11,603
07/31/2004                11,566                            11,069
08/31/2004                11,393                            11,178
09/30/2004                11,955                            11,620
10/31/2004                12,070                            11,800
11/30/2004                13,277                            12,847
12/31/2004                13,758                            13,154
01/31/2005                13,266                            12,645
02/28/2005                13,625                            12,897
03/31/2005                13,359                            12,631
04/30/2005                12,386                            11,979
05/31/2005                13,210                            12,710
06/30/2005                13,762                            13,272
07/31/2005                14,741                            14,027
08/31/2005                14,495                            13,705
09/30/2005                14,610                            13,682
10/31/2005                14,183                            13,339
11/30/2005                14,780                            13,880
12/31/2005                14,829                            13,773
01/31/2006                16,138                            14,912
02/28/2006                16,082                            14,911
03/31/2006                17,062                            15,633
04/30/2006                17,230                            15,675
05/31/2006                16,474                            15,026
06/30/2006                16,482                            15,211
07/31/2006                15,865                            15,000
08/31/2006                16,173                            15,448
09/30/2006                16,366                            15,599
10/31/2006                17,255                            16,393
11/30/2006                17,779                            16,860
12/31/2006                18,025                            17,007
01/31/2007                18,422                            17,262
02/28/2007                18,379                            17,050
03/31/2007                18,579                            17,256
04/30/2007                18,914                            17,435
05/31/2007                19,604                            18,074
06/30/2007                19,301                            17,653
07/31/2007                17,826                            16,150
08/31/2007                17,691                            16,474
09/30/2007                17,642                            16,548
10/31/2007                17,839                            16,729
11/30/2007                16,284                            15,475
12/31/2007                16,088                            15,344
01/31/2008                15,454                            14,715
02/29/2008                15,015                            14,130
03/31/2008                15,142                            14,343
04/30/2008                15,393                            14,797
05/31/2008                16,029                            15,303
06/30/2008                14,410                            13,835
07/31/2008                14,708                            14,544
08/31/2008                15,319                            15,235
09/30/2008                14,263                            14,521
10/31/2008                11,106                            11,620
11/30/2008                 9,663                            10,274
12/31/2008                10,170                            10,906
01/31/2009                 8,718                             9,348
02/28/2009                 7,610                             8,050
03/31/2009                 8,402                             8,764
04/30/2009                10,053                            10,155
05/31/2009                10,376                            10,375
06/30/2009                10,413                            10,342
07/31/2009                11,813                            11,538
08/31/2009                12,420                            12,084
09/30/2009                13,207                            12,690
10/31/2009                12,212                            11,847
11/30/2009                12,592                            12,224
12/31/2009                13,589                            13,150
01/31/2010                13,160                            12,765
02/28/2010                13,970                            13,357
03/31/2010                15,208                            14,468
04/30/2010                16,441                            15,480
05/31/2010                14,813                            14,172
06/30/2010                13,310                            12,935
07/31/2010                14,467                            13,858
08/31/2010                13,255                            12,816
09/30/2010                14,969                            14,192
10/31/2010                15,593                            14,742
11/30/2010                16,294                            15,117
12/31/2010                17,789                            16,373
01/31/2011                17,844                            16,381
02/28/2011                18,964                            17,213
03/31/2011                19,354                            17,452
04/30/2011                19,598                            17,736
05/31/2011                18,985                            17,418
06/30/2011                18,642                            16,990
07/31/2011                18,106                            16,428
08/31/2011                16,191                            14,977
09/30/2011                14,154                            13,341
10/31/2011                16,394                            15,264
11/30/2011                16,282                            15,234
12/31/2011                16,446                            15,472
01/31/2012                17,668                            16,500
02/29/2012                18,229                            16,746
03/31/2012                18,648                            17,265
04/30/2012                18,350                            17,015
05/31/2012                17,043                            15,976
06/30/2012                17,790                            16,746
07/31/2012                17,747                            16,575
08/31/2012                18,495                            17,086
09/30/2012                19,108                            17,695
10/31/2012                18,951                            17,473
11/30/2012                19,300                            17,526
12/31/2012                20,019                            18,265
01/31/2013                21,333                            19,353
02/28/2013                21,707                            19,574
03/31/2013                22,772                            20,389
04/30/2013                22,520                            20,369
05/31/2013                23,734                            20,978
06/30/2013                23,568                            20,893
07/31/2013                25,297                            22,236
08/31/2013                24,241                            21,252
09/30/2013                25,512                            22,479               Past performance is not predictive of
10/31/2013                26,408                            23,210               future performance.

                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL          ONE         FIVE          TEN
           TOTAL RETURN            YEAR        YEARS        YEARS                Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2013, all rights
                                  39.35%       18.92%       10.20%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                     U.S. Core Equity 1
                        Portfolio             Russell 3000/R/ Index
                   ----------------------     ---------------------
09/15/2005               $10,000                    $10,000
09/30/2005                10,040                     10,026
10/31/2005                 9,820                      9,838
11/30/2005                10,220                     10,221
12/31/2005                10,224                     10,229
01/31/2006                10,636                     10,571
02/28/2006                10,656                     10,590
03/31/2006                10,893                     10,773
04/30/2006                11,024                     10,890
05/31/2006                10,641                     10,541
06/30/2006                10,644                     10,560
07/31/2006                10,532                     10,550
08/31/2006                10,785                     10,808
09/30/2006                11,009                     11,050
10/31/2006                11,414                     11,448
11/30/2006                11,686                     11,697
12/31/2006                11,828                     11,837
01/31/2007                12,053                     12,062
02/28/2007                11,920                     11,864
03/31/2007                12,039                     11,988
04/30/2007                12,489                     12,467
05/31/2007                12,970                     12,921
06/30/2007                12,760                     12,679
07/31/2007                12,226                     12,247
08/31/2007                12,349                     12,423
09/30/2007                12,704                     12,875
10/31/2007                12,899                     13,112
11/30/2007                12,233                     12,521
12/31/2007                12,159                     12,446
01/31/2008                11,465                     11,691
02/29/2008                11,123                     11,328
03/31/2008                11,043                     11,261
04/30/2008                11,594                     11,824
05/31/2008                11,895                     12,067
06/30/2008                10,877                     11,071
07/31/2008                10,877                     10,983
08/31/2008                11,117                     11,153
09/30/2008                10,086                     10,104
10/31/2008                 8,214                      8,312
11/30/2008                 7,520                      7,656
12/31/2008                 7,718                      7,802
01/31/2009                 7,020                      7,148
02/28/2009                 6,269                      6,399
03/31/2009                 6,845                      6,959
04/30/2009                 7,674                      7,692
05/31/2009                 8,036                      8,102
06/30/2009                 8,072                      8,130
07/31/2009                 8,755                      8,763
08/31/2009                 9,076                      9,076
09/30/2009                 9,506                      9,456
10/31/2009                 9,170                      9,213
11/30/2009                 9,631                      9,736
12/31/2009                10,020                     10,014
01/31/2010                 9,697                      9,653
02/28/2010                10,074                      9,980
03/31/2010                10,744                     10,609
04/30/2010                11,078                     10,838
05/31/2010                10,204                      9,982
06/30/2010                 9,546                      9,408
07/31/2010                10,229                     10,061
08/31/2010                 9,677                      9,587
09/30/2010                10,664                     10,493
10/31/2010                11,077                     10,903
11/30/2010                11,218                     10,966
12/31/2010                12,035                     11,709
01/31/2011                12,276                     11,965
02/28/2011                12,768                     12,400
03/31/2011                12,903                     12,456
04/30/2011                13,254                     12,827
05/31/2011                13,068                     12,681
06/30/2011                12,826                     12,453
07/31/2011                12,463                     12,168
08/31/2011                11,594                     11,438
09/30/2011                10,579                     10,550
10/31/2011                11,904                     11,764
11/30/2011                11,882                     11,733
12/31/2011                11,959                     11,829
01/31/2012                12,603                     12,426
02/29/2012                13,148                     12,952
03/31/2012                13,496                     13,351
04/30/2012                13,363                     13,264
05/31/2012                12,483                     12,444
06/30/2012                12,945                     12,931
07/31/2012                13,034                     13,059
08/31/2012                13,415                     13,385
09/30/2012                13,796                     13,737
10/31/2012                13,605                     13,500
11/30/2012                13,752                     13,604
12/31/2012                13,981                     13,771
01/31/2013                14,830                     14,527
02/28/2013                15,012                     14,719
03/31/2013                15,627                     15,296
04/30/2013                15,797                     15,546
05/31/2013                16,319                     15,913
06/30/2013                16,154                     15,707
07/31/2013                17,089                     16,567
08/31/2013                16,610                     16,105            Past performance is not predictive of
09/30/2013                17,294                     16,704            future performance.
10/31/2013                18,003                     17,413
                                                                       The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
                                                                       redemption of fund shares.
        AVERAGE ANNUAL       ONE       FIVE          FROM
        TOTAL RETURN         YEAR      YEARS      09/15/2005           Russell data copyright (C) Russell
        ---------------------------------------------------------      Investment Group 1995-2013, all rights
                            32.32%     16.99%       7.50%              reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                        U.S. Core
                   Equity 2 Portfolio             Russell 3000/R/ Index
                ------------------------        -------------------------
09/15/2005              $10,000                        $10,000
09/30/2005               10,050                         10,026
10/31/2005                9,830                          9,838
11/30/2005               10,240                         10,221
12/31/2005               10,247                         10,229
01/31/2006               10,739                         10,571
02/28/2006               10,759                         10,590
03/31/2006               11,016                         10,773
04/30/2006               11,177                         10,890
05/31/2006               10,774                         10,541
06/30/2006               10,766                         10,560
07/31/2006               10,645                         10,550
08/31/2006               10,887                         10,808
09/30/2006               11,110                         11,050
10/31/2006               11,535                         11,448
11/30/2006               11,827                         11,697
12/31/2006               11,988                         11,837
01/31/2007               12,212                         12,062
02/28/2007               12,090                         11,864
03/31/2007               12,218                         11,988
04/30/2007               12,637                         12,467
05/31/2007               13,148                         12,921
06/30/2007               12,936                         12,679
07/31/2007               12,331                         12,247
08/31/2007               12,444                         12,423
09/30/2007               12,757                         12,875
10/31/2007               12,890                         13,112
11/30/2007               12,155                         12,521
12/31/2007               12,049                         12,446
01/31/2008               11,428                         11,691
02/29/2008               11,066                         11,328
03/31/2008               10,955                         11,261
04/30/2008               11,505                         11,824
05/31/2008               11,826                         12,067
06/30/2008               10,757                         11,071
07/31/2008               10,788                         10,983
08/31/2008               11,028                         11,153
09/30/2008               10,032                         10,104
10/31/2008                8,124                          8,312
11/30/2008                7,388                          7,656
12/31/2008                7,607                          7,802
01/31/2009                6,815                          7,148
02/28/2009                6,022                          6,399
03/31/2009                6,615                          6,959
04/30/2009                7,539                          7,692
05/31/2009                7,900                          8,102
06/30/2009                7,889                          8,130
07/31/2009                8,603                          8,763
08/31/2009                8,955                          9,076
09/30/2009                9,402                          9,456
10/31/2009                8,990                          9,213
11/30/2009                9,397                          9,736
12/31/2009                9,825                         10,014
01/31/2010                9,524                          9,653
02/28/2010                9,922                          9,980
03/31/2010               10,631                         10,609
04/30/2010               11,018                         10,838
05/31/2010               10,146                          9,982
06/30/2010                9,432                          9,408
07/31/2010               10,124                         10,061
08/31/2010                9,519                          9,587
09/30/2010               10,524                         10,493
10/31/2010               10,915                         10,903
11/30/2010               11,089                         10,966
12/31/2010               11,968                         11,709
01/31/2011               12,197                         11,965
02/28/2011               12,743                         12,400
03/31/2011               12,897                         12,456
04/30/2011               13,192                         12,827
05/31/2011               12,984                         12,681
06/30/2011               12,729                         12,453
07/31/2011               12,302                         12,168
08/31/2011               11,370                         11,438
09/30/2011               10,290                         10,550
10/31/2011               11,677                         11,764
11/30/2011               11,633                         11,733
12/31/2011               11,718                         11,829
01/31/2012               12,371                         12,426
02/29/2012               12,902                         12,952
03/31/2012               13,213                         13,351
04/30/2012               13,080                         13,264
05/31/2012               12,182                         12,444
06/30/2012               12,663                         12,931
07/31/2012               12,730                         13,059
08/31/2012               13,131                         13,385
09/30/2012               13,530                         13,737
10/31/2012               13,407                         13,500
11/30/2012               13,530                         13,604
12/31/2012               13,836                         13,771
01/31/2013               14,711                         14,527
02/28/2013               14,892                         14,719
03/31/2013               15,517                         15,296
04/30/2013               15,631                         15,546
05/31/2013               16,223                         15,913
06/30/2013               16,069                         15,707
07/31/2013               17,040                         16,567
08/31/2013               16,514                         16,105               Past performance is not predictive of
09/30/2013               17,220                         16,704               future performance.
10/31/2013               17,920                         17,413
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.
         AVERAGE ANNUAL        ONE        FIVE           FROM
         TOTAL RETURN          YEAR       YEARS       09/15/2005             Russell data copyright (C) Russell
         -------------------------------------------------------------       Investment Group 1995-2013, all
                              33.66%      17.14%        7.44%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
DECEMBER 30, 2005-OCTOBER 31, 2013

                                    [CHART]

             U.S. Vector Equity
                 Portfolio        Russell 2500/R/ Index    Russell 3000/R/ Index
             ------------------  ---------------------    ---------------------
12/30/2005        $10,000             $10,000                 $10,000
12/31/2005         10,000              10,000                  10,000
01/31/2006         10,810              10,707                  10,334
02/28/2006         10,800              10,698                  10,352
03/31/2006         11,196              11,114                  10,531
04/30/2006         11,316              11,153                  10,646
05/31/2006         10,865              10,626                  10,305
06/30/2006         10,845              10,632                  10,323
07/31/2006         10,624              10,297                  10,313
08/31/2006         10,865              10,558                  10,566
09/30/2006         11,050              10,687                  10,802
10/31/2006         11,533              11,200                  11,191
11/30/2006         11,865              11,566                  11,435
12/31/2006         12,001              11,616                  11,572
01/31/2007         12,237              11,930                  11,792
02/28/2007         12,155              11,913                  11,598
03/31/2007         12,268              12,029                  11,719
04/30/2007         12,628              12,339                  12,187
05/31/2007         13,152              12,855                  12,631
06/30/2007         12,951              12,624                  12,395
07/31/2007         12,220              11,899                  11,972
08/31/2007         12,281              12,025                  12,144
09/30/2007         12,496              12,308                  12,587
10/31/2007         12,579              12,624                  12,818
11/30/2007         11,762              11,850                  12,241
12/31/2007         11,632              11,777                  12,166
01/31/2008         11,081              11,057                  11,429
02/29/2008         10,707              10,754                  11,074
03/31/2008         10,663              10,674                  11,009
04/30/2008         11,142              11,249                  11,559
05/31/2008         11,517              11,783                  11,796
06/30/2008         10,417              10,822                  10,823
07/31/2008         10,500              10,897                  10,736
08/31/2008         10,803              11,209                  10,903
09/30/2008          9,892              10,095                   9,878
10/31/2008          7,847               7,920                   8,126
11/30/2008          6,987               7,061                   7,484
12/31/2008          7,307               7,445                   7,627
01/31/2009          6,417               6,775                   6,987
02/28/2009          5,612               6,042                   6,255
03/31/2009          6,178               6,594                   6,803
04/30/2009          7,178               7,610                   7,519
05/31/2009          7,486               7,842                   7,921
06/30/2009          7,490               7,930                   7,947
07/31/2009          8,258               8,646                   8,566
08/31/2009          8,642               8,999                   8,872
09/30/2009          9,093               9,521                   9,244
10/31/2009          8,590               8,970                   9,006
11/30/2009          8,911               9,332                   9,518
12/31/2009          9,442              10,005                   9,789
01/31/2010          9,173               9,670                   9,436
02/28/2010          9,625              10,151                   9,756
03/31/2010         10,347              10,926                  10,371
04/30/2010         10,874              11,444                  10,595
05/31/2010         10,003              10,592                   9,758
06/30/2010          9,227               9,836                   9,197
07/31/2010          9,906              10,528                   9,835
08/31/2010          9,227               9,904                   9,372
09/30/2010         10,243              11,037                  10,257
10/31/2010         10,621              11,460                  10,658
11/30/2010         10,881              11,783                  10,720
12/31/2010         11,813              12,677                  11,446
01/31/2011         11,976              12,847                  11,696
02/28/2011         12,585              13,474                  12,122
03/31/2011         12,794              13,780                  12,177
04/30/2011         13,055              14,178                  12,539
05/31/2011         12,805              14,008                  12,396
06/30/2011         12,530              13,699                  12,174
07/31/2011         12,072              13,178                  11,895
08/31/2011         11,014              12,099                  11,181
09/30/2011          9,822              10,792                  10,314
10/31/2011         11,244              12,374                  11,501
11/30/2011         11,189              12,331                  11,470
12/31/2011         11,274              12,359                  11,564
01/31/2012         11,967              13,180                  12,147
02/29/2012         12,462              13,669                  12,661
03/31/2012         12,762              13,964                  13,052
04/30/2012         12,575              13,862                  12,966
05/31/2012         11,661              12,915                  12,165
06/30/2012         12,122              13,385                  12,641
07/31/2012         12,099              13,294                  12,766
08/31/2012         12,542              13,771                  13,085
09/30/2012         12,947              14,130                  13,429
10/31/2012         12,880              13,982                  13,197
11/30/2012         13,035              14,197                  13,299
12/31/2012         13,413              14,568                  13,462
01/31/2013         14,342              15,564                  14,201
02/28/2013         14,499              15,743                  14,389
03/31/2013         15,148              16,440                  14,953
04/30/2013         15,136              16,491                  15,198
05/31/2013         15,798              17,000                  15,556
06/30/2013         15,667              16,814                  15,354
07/31/2013         16,679              17,912                  16,196
08/31/2013         16,139              17,346                  15,744
09/30/2013         16,932              18,340                  16,329
10/31/2013         17,620              18,933                  17,023
























                                                                                    Past performance is not predictive of
                                                                                    future performance.

                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
                                                                                    redemption of fund shares.
           AVERAGE ANNUAL         ONE         FIVE            FROM
           TOTAL RETURN           YEAR        YEARS        12/30/2005               Russell data copyright (C) Russell
           -----------------------------------------------------------------        Investment Group 1995-2013, all
                                 36.80%       17.56%         7.50%                  rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                           [CHART]

                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                ----------------------------      ----------------------
10/31/2003                 $10,000                        $10,000
11/30/2003                  10,364                         10,355
12/31/2003                  10,606                         10,565
 1/31/2004                  11,079                         11,024
 2/29/2004                  11,173                         11,123
 3/31/2004                  11,230                         11,226
 4/30/2004                  10,770                         10,654
 5/31/2004                  10,883                         10,823
 6/30/2004                  11,359                         11,279
 7/31/2004                  10,545                         10,520
 8/31/2004                  10,394                         10,466
 9/30/2004                  10,902                         10,957
10/31/2004                  11,110                         11,173
11/30/2004                  12,083                         12,142
12/31/2004                  12,502                         12,501
 1/31/2005                  12,010                         11,980
 2/28/2005                  12,221                         12,182
 3/31/2005                  11,868                         11,834
 4/30/2005                  11,127                         11,156
 5/31/2005                  11,894                         11,886
 6/30/2005                  12,343                         12,344
 7/31/2005                  13,187                         13,126
 8/31/2005                  13,001                         12,883
 9/30/2005                  13,084                         12,923
10/31/2005                  12,681                         12,522
11/30/2005                  13,296                         13,130
12/31/2005                  13,262                         13,070
 1/31/2006                  14,467                         14,242
 2/28/2006                  14,440                         14,203
 3/31/2006                  15,102                         14,892
 4/30/2006                  15,136                         14,889
 5/31/2006                  14,312                         14,053
 6/30/2006                  14,228                         14,144
 7/31/2006                  13,682                         13,683
 8/31/2006                  14,064                         14,089
 9/30/2006                  14,180                         14,206
10/31/2006                  14,980                         15,024
11/30/2006                  15,356                         15,419
12/31/2006                  15,465                         15,471
 1/31/2007                  15,697                         15,729
 2/28/2007                  15,617                         15,605
 3/31/2007                  15,781                         15,772
 4/30/2007                  16,070                         16,055
 5/31/2007                  16,678                         16,713
 6/30/2007                  16,496                         16,469
 7/31/2007                  15,502                         15,343
 8/31/2007                  15,720                         15,690
 9/30/2007                  15,918                         15,960
10/31/2007                  16,231                         16,417
11/30/2007                  15,023                         15,239
12/31/2007                  14,992                         15,229
 1/31/2008                  13,955                         14,191
 2/29/2008                  13,506                         13,665
 3/31/2008                  13,555                         13,722
 4/30/2008                  13,982                         14,296
 5/31/2008                  14,649                         14,953
 6/30/2008                  13,338                         13,802
 7/31/2008                  13,758                         14,313
 8/31/2008                  14,255                         14,829
 9/30/2008                  13,116                         13,648
10/31/2008                  10,416                         10,809
11/30/2008                   9,144                          9,530
12/31/2008                   9,594                         10,083
 1/31/2009                   8,532                          8,962
 2/28/2009                   7,502                          7,873
 3/31/2009                   8,274                          8,576
 4/30/2009                   9,811                          9,901
 5/31/2009                  10,158                         10,200
 6/30/2009                  10,421                         10,349
 7/31/2009                  11,503                         11,346
 8/31/2009                  11,914                         11,672
 9/30/2009                  12,657                         12,345
10/31/2009                  11,779                         11,507
11/30/2009                  12,079                         11,868
12/31/2009                  13,080                         12,823
 1/31/2010                  12,683                         12,351
 2/28/2010                  13,302                         12,907
 3/31/2010                  14,392                         13,958
 4/30/2010                  15,369                         14,748
 5/31/2010                  14,170                         13,629
 6/30/2010                  13,037                         12,573
 7/31/2010                  13,976                         13,437
 8/31/2010                  12,910                         12,442
 9/30/2010                  14,595                         13,992
10/31/2010                  15,193                         14,565
11/30/2010                  15,831                         15,070
12/31/2010                  17,096                         16,267
 1/31/2011                  17,112                         16,225
 2/28/2011                  18,073                         17,115
 3/31/2011                  18,590                         17,558
 4/30/2011                  19,030                         18,022
 5/31/2011                  18,646                         17,684
 6/30/2011                  18,348                         17,276
 7/31/2011                  17,706                         16,652
 8/31/2011                  16,118                         15,203
 9/30/2011                  14,328                         13,499
10/31/2011                  16,523                         15,542
11/30/2011                  16,467                         15,485
12/31/2011                  16,558                         15,587
 1/31/2012                  17,671                         16,689
 2/29/2012                  18,180                         17,088
 3/31/2012                  18,654                         17,526
 4/30/2012                  18,396                         17,255
 5/31/2012                  17,201                         16,113
 6/30/2012                  17,928                         16,917
 7/31/2012                  17,782                         16,683
 8/31/2012                  18,406                         17,240
 9/30/2012                  19,006                         17,806
10/31/2012                  18,771                         17,420
11/30/2012                  18,990                         17,512
12/31/2012                  19,603                         18,136
 1/31/2013                  20,831                         19,271
 2/28/2013                  21,039                         19,484
 3/31/2013                  22,055                         20,383
 4/30/2013                  21,873                         20,309
 5/31/2013                  22,997                         21,120
 6/30/2013                  22,972                         21,012
 7/31/2013                  24,628                         22,483            Past performance is not predictive of
 8/31/2013                  23,795                         21,769            future performance.
 9/30/2013                  25,271                         23,157
10/31/2013                  26,097                         23,740            The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE          TEN
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2013, all
                                39.03%       20.16%       10.07%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                            [CHART]

                  U.S. Micro Cap Portfolio       Russell 2000/R/ Index
                ----------------------------     --------------------
10/31/2003                 $10,000                     $10,000
11/30/2003                  10,430                      10,355
12/31/2003                  10,719                      10,565
 1/31/2004                  11,338                      11,024
 2/29/2004                  11,395                      11,123
 3/31/2004                  11,411                      11,226
 4/30/2004                  10,944                      10,654
 5/31/2004                  10,944                      10,823
 6/30/2004                  11,427                      11,279
 7/31/2004                  10,573                      10,520
 8/31/2004                  10,412                      10,466
 9/30/2004                  10,934                      10,957
10/31/2004                  11,135                      11,173
11/30/2004                  12,134                      12,142
12/31/2004                  12,690                      12,501
 1/31/2005                  12,169                      11,980
 2/28/2005                  12,270                      12,182
 3/31/2005                  11,874                      11,834
 4/30/2005                  11,135                      11,156
 5/31/2005                  11,807                      11,886
 6/30/2005                  12,340                      12,344
 7/31/2005                  13,282                      13,126
 8/31/2005                  13,097                      12,883
 9/30/2005                  13,177                      12,923
10/31/2005                  12,807                      12,522
11/30/2005                  13,387                      13,130
12/31/2005                  13,411                      13,070
 1/31/2006                  14,637                      14,242
 2/28/2006                  14,673                      14,203
 3/31/2006                  15,341                      14,892
 4/30/2006                  15,277                      14,889
 5/31/2006                  14,378                      14,053
 6/30/2006                  14,250                      14,144
 7/31/2006                  13,759                      13,683
 8/31/2006                  14,141                      14,089
 9/30/2006                  14,220                      14,206
10/31/2006                  14,994                      15,024
11/30/2006                  15,331                      15,419
12/31/2006                  15,579                      15,471
 1/31/2007                  15,757                      15,729
 2/28/2007                  15,678                      15,605
 3/31/2007                  15,838                      15,772
 4/30/2007                  16,076                      16,055
 5/31/2007                  16,583                      16,713
 6/30/2007                  16,527                      16,469
 7/31/2007                  15,452                      15,343
 8/31/2007                  15,631                      15,690
 9/30/2007                  15,862                      15,960
10/31/2007                  16,131                      16,417
11/30/2007                  14,774                      15,239
12/31/2007                  14,765                      15,229
 1/31/2008                  13,636                      14,191
 2/29/2008                  13,209                      13,665
 3/31/2008                  13,249                      13,722
 4/30/2008                  13,524                      14,296
 5/31/2008                  14,062                      14,953
 6/30/2008                  12,789                      13,802
 7/31/2008                  13,361                      14,313
 8/31/2008                  13,813                      14,829
 9/30/2008                  12,795                      13,648
10/31/2008                  10,146                      10,809
11/30/2008                   8,843                       9,530
12/31/2008                   9,343                      10,083
 1/31/2009                   8,230                       8,962
 2/28/2009                   7,151                       7,873
 3/31/2009                   7,836                       8,576
 4/30/2009                   9,198                       9,901
 5/31/2009                   9,513                      10,200
 6/30/2009                   9,776                      10,349
 7/31/2009                  10,736                      11,346
 8/31/2009                  11,029                      11,672
 9/30/2009                  11,664                      12,345
10/31/2009                  10,816                      11,507
11/30/2009                  11,009                      11,868
12/31/2009                  11,965                      12,823
 1/31/2010                  11,614                      12,351
 2/28/2010                  12,124                      12,907
 3/31/2010                  13,104                      13,958
 4/30/2010                  14,056                      14,748
 5/31/2010                  13,013                      13,629
 6/30/2010                  12,071                      12,573
 7/31/2010                  12,933                      13,437
 8/31/2010                  11,901                      12,442
 9/30/2010                  13,348                      13,992
10/31/2010                  13,928                      14,565
11/30/2010                  14,519                      15,070
12/31/2010                  15,709                      16,267
 1/31/2011                  15,537                      16,225
 2/28/2011                  16,450                      17,115
 3/31/2011                  16,984                      17,558
 4/30/2011                  17,270                      18,022
 5/31/2011                  16,939                      17,684
 6/30/2011                  16,573                      17,276
 7/31/2011                  16,128                      16,652
 8/31/2011                  14,687                      15,203
 9/30/2011                  13,134                      13,499
10/31/2011                  15,160                      15,542
11/30/2011                  15,069                      15,485
12/31/2011                  15,198                      15,587
 1/31/2012                  16,255                      16,689
 2/29/2012                  16,566                      17,088
 3/31/2012                  17,060                      17,526
 4/30/2012                  16,819                      17,255
 5/31/2012                  15,646                      16,113
 6/30/2012                  16,447                      16,917
 7/31/2012                  16,297                      16,683
 8/31/2012                  16,805                      17,240
 9/30/2012                  17,510                      17,806
10/31/2012                  17,151                      17,420
11/30/2012                  17,313                      17,512
12/31/2012                  17,970                      18,136
 1/31/2013                  18,992                      19,271
 2/28/2013                  19,201                      19,484
 3/31/2013                  20,137                      20,383
 4/30/2013                  19,977                      20,309
 5/31/2013                  21,011                      21,120
 6/30/2013                  21,106                      21,012
 7/31/2013                  22,671                      22,483            Past performance is not predictive of
 8/31/2013                  21,883                      21,769            future performance.
 9/30/2013                  23,426                      23,157
10/31/2013                  24,241                      23,740            The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
          AVERAGE ANNUAL         ONE        FIVE         TEN
          TOTAL RETURN           YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          ---------------------------------------------------------       Investment Group 1995-2013, all
                                41.34%      19.03%      9.26%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX/SM/
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                 DFA Real Estate                          Dow Jones U.S. Select
               Securities Portfolio    S&P 500/R/ Index       REIT Index/SM/
             ------------------------  ----------------  -----------------------
10/31/2003           $10,000               $10,000              $10,000
11/30/2003            10,450                10,088               10,441
12/31/2003            10,756                10,617               10,754
 1/31/2004            11,198                10,812               11,184
 2/29/2004            11,396                10,962               11,370
 3/31/2004            12,048                10,797               12,054
 4/30/2004            10,319                10,627               10,289
 5/31/2004            11,064                10,773               11,070
 6/30/2004            11,384                10,982               11,401
 7/31/2004            11,431                10,619               11,458
 8/31/2004            12,340                10,662               12,405
 9/30/2004            12,299                10,777               12,345
10/31/2004            12,963                10,942               13,033
11/30/2004            13,527                11,385               13,614
12/31/2004            14,205                11,772               14,320
 1/31/2005            13,015                11,485               13,057
 2/28/2005            13,424                11,727               13,478
 3/31/2005            13,220                11,519               13,274
 4/30/2005            13,970                11,301               14,071
 5/31/2005            14,428                11,660               14,537
 6/30/2005            15,165                11,677               15,295
 7/31/2005            16,268                12,111               16,461
 8/31/2005            15,661                12,001               15,829
 9/30/2005            15,734                12,098               15,898
10/31/2005            15,378                11,896               15,560
11/30/2005            16,071                12,346               16,283
12/31/2005            16,073                12,350               16,299
 1/31/2006            17,308                12,677               17,576
 2/28/2006            17,635                12,712               17,953
 3/31/2006            18,548                12,870               18,872
 4/30/2006            17,848                13,043               18,158
 5/31/2006            17,314                12,667               17,655
 6/30/2006            18,271                12,685               18,660
 7/31/2006            18,898                12,763               19,322
 8/31/2006            19,564                13,067               19,971
 9/30/2006            19,955                13,403               20,360
10/31/2006            21,206                13,840               21,643
11/30/2006            22,214                14,103               22,676
12/31/2006            21,741                14,301               22,162
 1/31/2007            23,624                14,518               24,136
 2/28/2007            23,073                14,234               23,596
 3/31/2007            22,500                14,393               22,991
 4/30/2007            22,480                15,030               22,982
 5/31/2007            22,480                15,555               22,997
 6/30/2007            20,371                15,296               20,838
 7/31/2007            18,767                14,822               19,203
 8/31/2007            19,903                15,044               20,338
 9/30/2007            20,681                15,607               21,134
10/31/2007            20,915                15,855               21,376
11/30/2007            18,781                15,192               19,298
12/31/2007            17,681                15,087               18,272
 1/31/2008            17,689                14,182               18,184
 2/29/2008            17,017                13,721               17,499
 3/31/2008            18,087                13,662               18,662
 4/30/2008            19,154                14,327               19,813
 5/31/2008            19,192                14,513               19,857
 6/30/2008            17,085                13,290               17,657
 7/31/2008            17,580                13,178               18,167
 8/31/2008            18,014                13,369               18,579
 9/30/2008            17,976                12,177               18,501
10/31/2008            12,309                10,132               12,510
11/30/2008             9,460                 9,405                9,438
12/31/2008            11,075                 9,505               11,109
 1/31/2009             9,109                 8,704                9,101
 2/28/2009             7,199                 7,777                7,112
 3/31/2009             7,454                 8,459                7,341
 4/30/2009             9,787                 9,268                9,749
 5/31/2009            10,042                 9,786               10,000
 6/30/2009             9,731                 9,806                9,650
 7/31/2009            10,752                10,547               10,655
 8/31/2009            12,206                10,928               12,215
 9/30/2009            13,023                11,336               13,070
10/31/2009            12,430                11,126               12,478
11/30/2009            13,283                11,793               13,336
12/31/2009            14,195                12,021               14,270
 1/31/2010            13,454                11,588               13,454
 2/28/2010            14,195                11,947               14,218
 3/31/2010            15,638                12,668               15,671
 4/30/2010            16,738                12,868               16,779
 5/31/2010            15,845                11,841               15,875
 6/30/2010            15,024                11,221               15,024
 7/31/2010            16,507                12,007               16,509
 8/31/2010            16,299                11,465               16,288
 9/30/2010            17,005                12,488               17,010
10/31/2010            17,801                12,963               17,796
11/30/2010            17,449                12,965               17,450
12/31/2010            18,265                13,831               18,277
 1/31/2011            18,909                14,159               18,926
 2/28/2011            19,764                14,644               19,790
 3/31/2011            19,468                14,650               19,500
 4/30/2011            20,595                15,084               20,657
 5/31/2011            20,874                14,913               20,977
 6/30/2011            20,187                14,665               20,274
 7/31/2011            20,518                14,366               20,643
 8/31/2011            19,415                13,586               19,512
 9/30/2011            17,282                12,631               17,327
10/31/2011            19,774                14,011               19,873
11/30/2011            19,026                13,981               19,091
12/31/2011            19,900                14,124               19,989
 1/31/2012            21,158                14,756               21,274
 2/29/2012            20,934                15,395               21,037
 3/31/2012            22,011                15,901               22,139
 4/30/2012            22,640                15,801               22,804
 5/31/2012            21,606                14,852               21,764
 6/30/2012            22,825                15,464               22,968
 7/31/2012            23,275                15,678               23,405
 8/31/2012            23,240                16,032               23,342
 9/30/2012            22,807                16,446               22,882
10/31/2012            22,631                16,142               22,673
11/30/2012            22,553                16,236               22,560
12/31/2012            23,379                16,384               23,411
 1/31/2013            24,204                17,232               24,206
 2/28/2013            24,471                17,466               24,408
 3/31/2013            25,145                18,121               25,058
 4/30/2013            26,843                18,470               26,782
 5/31/2013            25,243                18,903               25,178
 6/30/2013            24,771                18,649               24,735
 7/31/2013            24,986                19,598               24,925             Past performance is not predictive of
 8/31/2013            23,227                19,030               23,216             future performance.
 9/30/2013            23,951                19,627               23,957
10/31/2013            24,958                20,529               24,932             The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
                                                                                    redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE           TEN
           TOTAL RETURN            YEAR         YEARS         YEARS                 The Dow Jones data are provided by S&P
           ----------------------------------------------------------------         Dow Jones Indices, LLC a part of McGraw
                                  10.28%        15.18%        9.58%                 Hill Financial.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                         [CHART]

                   Large Cap International       MSCI World ex USA
                          Portfolio             Index (net dividends)
                 --------------------------     --------------------
10/31/2003                $10,000                     $10,000
11/30/2003                 10,216                      10,227
12/31/2003                 10,973                      11,011
 1/31/2004                 11,114                      11,164
 2/29/2004                 11,363                      11,421
 3/31/2004                 11,448                      11,478
 4/30/2004                 11,093                      11,178
 5/31/2004                 11,178                      11,230
 6/30/2004                 11,489                      11,489
 7/31/2004                 11,059                      11,139
 8/31/2004                 11,130                      11,185
 9/30/2004                 11,349                      11,511
10/31/2004                 11,731                      11,925
11/30/2004                 12,473                      12,718
12/31/2004                 13,037                      13,255
 1/31/2005                 12,804                      12,994
 2/28/2005                 13,298                      13,572
 3/31/2005                 12,985                      13,264
 4/30/2005                 12,723                      12,926
 5/31/2005                 12,643                      12,950
 6/30/2005                 12,825                      13,161
 7/31/2005                 13,216                      13,586
 8/31/2005                 13,702                      13,961
 9/30/2005                 14,156                      14,599
10/31/2005                 13,845                      14,127
11/30/2005                 14,060                      14,501
12/31/2005                 14,794                      15,173
 1/31/2006                 15,658                      16,133
 2/28/2006                 15,553                      16,079
 3/31/2006                 16,127                      16,589
 4/30/2006                 16,910                      17,382
 5/31/2006                 16,298                      16,722
 6/30/2006                 16,234                      16,700
 7/31/2006                 16,408                      16,857
 8/31/2006                 16,839                      17,336
 9/30/2006                 16,832                      17,322
10/31/2006                 17,478                      18,006
11/30/2006                 17,996                      18,543
12/31/2006                 18,471                      19,074
 1/31/2007                 18,708                      19,191
 2/28/2007                 18,761                      19,344
 3/31/2007                 19,280                      19,840
 4/30/2007                 19,961                      20,742
 5/31/2007                 20,581                      21,203
 6/30/2007                 20,543                      21,224
 7/31/2007                 20,155                      20,931
 8/31/2007                 20,015                      20,628
 9/30/2007                 21,114                      21,800
10/31/2007                 22,056                      22,748
11/30/2007                 21,269                      21,858
12/31/2007                 20,773                      21,447
 1/31/2008                 19,199                      19,513
 2/29/2008                 19,183                      19,867
 3/31/2008                 19,116                      19,583
 4/30/2008                 20,127                      20,672
 5/31/2008                 20,549                      20,986
 6/30/2008                 18,913                      19,354
 7/31/2008                 18,224                      18,665
 8/31/2008                 17,447                      17,943
 9/30/2008                 15,325                      15,353
10/31/2008                 12,094                      12,159
11/30/2008                 11,367                      11,500
12/31/2008                 12,164                      12,106
 1/31/2009                 10,798                      10,976
 2/28/2009                  9,711                       9,865
 3/31/2009                 10,458                      10,515
 4/30/2009                 11,648                      11,871
 5/31/2009                 13,275                      13,373
 6/30/2009                 13,091                      13,234
 7/31/2009                 14,348                      14,477
 8/31/2009                 14,910                      15,170
 9/30/2009                 15,545                      15,796
10/31/2009                 15,141                      15,543
11/30/2009                 15,704                      15,927
12/31/2009                 15,891                      16,181
 1/31/2010                 15,069                      15,423
 2/28/2010                 15,170                      15,407
 3/31/2010                 16,126                      16,399
 4/30/2010                 15,812                      16,155
 5/31/2010                 14,088                      14,372
 6/30/2010                 13,859                      14,164
 7/31/2010                 15,290                      15,473
 8/31/2010                 14,764                      15,011
 9/30/2010                 16,217                      16,451
10/31/2010                 16,806                      17,037
11/30/2010                 16,070                      16,315
12/31/2010                 17,361                      17,629
 1/31/2011                 17,753                      18,009
 2/28/2011                 18,451                      18,676
 3/31/2011                 18,028                      18,302
 4/30/2011                 19,060                      19,299
 5/31/2011                 18,518                      18,727
 6/30/2011                 18,255                      18,460
 7/31/2011                 17,883                      18,156
 8/31/2011                 16,383                      16,621
 9/30/2011                 14,579                      14,952
10/31/2011                 15,990                      16,406
11/30/2011                 15,588                      15,648
12/31/2011                 15,229                      15,477
 1/31/2012                 16,149                      16,312
 2/29/2012                 16,933                      17,209
 3/31/2012                 16,903                      17,082
 4/30/2012                 16,578                      16,792
 5/31/2012                 14,743                      14,878
 6/30/2012                 15,719                      15,852
 7/31/2012                 15,765                      16,050
 8/31/2012                 16,299                      16,508
 9/30/2012                 16,784                      17,009
10/31/2012                 16,932                      17,128
11/30/2012                 17,274                      17,488
12/31/2012                 17,932                      18,017
 1/31/2013                 18,659                      18,903
 2/28/2013                 18,408                      18,715
 3/31/2013                 18,658                      18,863
 4/30/2013                 19,461                      19,722
 5/31/2013                 18,948                      19,281
 6/30/2013                 18,392                      18,558
 7/31/2013                 19,406                      19,546
 8/31/2013                 19,122                      19,294
 9/30/2013                 20,472                      20,657
10/31/2013                 21,139                      21,350            Past performance is not predictive of
                                                                         future performance.

                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               24.85%      11.82%      7.77%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                    International Core           MSCI World ex USA
                     Equity Portfolio          Index (net dividends)
                 ------------------------      ---------------------
 9/15/2005               $10,000                      $10,000
 9/30/2005                10,100                       10,171
10/31/2005                 9,860                        9,842
11/30/2005                10,070                       10,103
12/31/2005                10,636                       10,571
 1/31/2006                11,329                       11,240
 2/28/2006                11,339                       11,202
 3/31/2006                11,781                       11,557
 4/30/2006                12,343                       12,110
 5/31/2006                11,841                       11,650
 6/30/2006                11,703                       11,635
 7/31/2006                11,763                       11,744
 8/31/2006                12,108                       12,078
 9/30/2006                12,173                       12,068
10/31/2006                12,652                       12,545
11/30/2006                13,097                       12,919
12/31/2006                13,502                       13,289
 1/31/2007                13,749                       13,370
 2/28/2007                13,821                       13,477
 3/31/2007                14,258                       13,822
 4/30/2007                14,792                       14,451
 5/31/2007                15,203                       14,772
 6/30/2007                15,112                       14,787
 7/31/2007                14,852                       14,583
 8/31/2007                14,571                       14,372
 9/30/2007                15,193                       15,188
10/31/2007                15,913                       15,848
11/30/2007                15,040                       15,228
12/31/2007                14,649                       14,942
 1/31/2008                13,545                       13,595
 2/29/2008                13,566                       13,841
 3/31/2008                13,629                       13,644
 4/30/2008                14,192                       14,402
 5/31/2008                14,426                       14,621
 6/30/2008                13,086                       13,484
 7/31/2008                12,567                       13,004
 8/31/2008                12,091                       12,501
 9/30/2008                10,548                       10,696
10/31/2008                 8,158                        8,471
11/30/2008                 7,666                        8,012
12/31/2008                 8,202                        8,434
 1/31/2009                 7,312                        7,647
 2/28/2009                 6,544                        6,873
 3/31/2009                 7,095                        7,326
 4/30/2009                 8,164                        8,271
 5/31/2009                 9,398                        9,317
 6/30/2009                 9,319                        9,220
 7/31/2009                10,246                       10,086
 8/31/2009                10,815                       10,569
 9/30/2009                11,340                       11,005
10/31/2009                10,997                       10,829
11/30/2009                11,289                       11,097
12/31/2009                11,424                       11,273
 1/31/2010                10,940                       10,745
 2/28/2010                10,951                       10,734
 3/31/2010                11,769                       11,425
 4/30/2010                11,712                       11,255
 5/31/2010                10,336                       10,013
 6/30/2010                10,163                        9,868
 7/31/2010                11,238                       10,780
 8/31/2010                10,781                       10,458
 9/30/2010                11,933                       11,461
10/31/2010                12,369                       11,869
11/30/2010                11,876                       11,367
12/31/2010                13,013                       12,282
 1/31/2011                13,349                       12,547
 2/28/2011                13,799                       13,012
 3/31/2011                13,557                       12,751
 4/30/2011                14,287                       13,446
 5/31/2011                13,847                       13,047
 6/30/2011                13,602                       12,861
 7/31/2011                13,297                       12,649
 8/31/2011                12,122                       11,580
 9/30/2011                10,709                       10,417
10/31/2011                11,690                       11,430
11/30/2011                11,336                       10,902
12/31/2011                11,047                       10,783
 1/31/2012                11,858                       11,365
 2/29/2012                12,466                       11,990
 3/31/2012                12,465                       11,901
 4/30/2012                12,190                       11,699
 5/31/2012                10,732                       10,365
 6/30/2012                11,390                       11,044
 7/31/2012                11,378                       11,182
 8/31/2012                11,779                       11,501
 9/30/2012                12,197                       11,850
10/31/2012                12,332                       11,933
11/30/2012                12,539                       12,184
12/31/2012                13,117                       12,552
 1/31/2013                13,683                       13,170
 2/28/2013                13,535                       13,039
 3/31/2013                13,699                       13,142
 4/30/2013                14,228                       13,741
 5/31/2013                13,908                       13,433
 6/30/2013                13,483                       12,930
 7/31/2013                14,321                       13,617
 8/31/2013                14,171                       13,442
 9/30/2013                15,255                       14,392
10/31/2013                15,782                       14,875           Past performance is not predictive of
                                                                        future performance.

                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         AVERAGE ANNUAL       ONE       FIVE          FROM              redemption of fund shares.
         TOTAL RETURN         YEAR      YEARS      09/15/2005
         ---------------------------------------------------------      MSCI data copyright MSCI 2013, all
                             27.98%     14.11%       5.78%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                   International Small          MSCI World ex USA Small
                    Company Portfolio          Cap Index (net dividends)
                --------------------------     -------------------------
10/31/03                 $10,000                       $10,000
11/30/03                  10,055                        10,009
12/31/03                  10,624                        10,620
 1/31/04                  11,218                        11,076
 2/29/04                  11,553                        11,412
 3/31/04                  12,017                        11,852
 4/30/04                  11,655                        11,428
 5/31/04                  11,525                        11,305
 6/30/04                  12,062                        11,876
 7/31/04                  11,621                        11,352
 8/31/04                  11,724                        11,411
 9/30/04                  12,003                        11,723
10/31/04                  12,389                        12,157
11/30/04                  13,283                        13,129
12/31/04                  13,909                        13,741
 1/31/05                  14,239                        13,953
 2/28/05                  14,869                        14,546
 3/31/05                  14,607                        14,309
 4/30/05                  14,258                        13,906
 5/31/05                  14,016                        13,939
 6/30/05                  14,369                        14,309
 7/31/05                  14,888                        14,930
 8/31/05                  15,544                        15,388
 9/30/05                  15,915                        16,012
10/31/05                  15,600                        15,429
11/30/05                  15,905                        15,943
12/31/05                  16,963                        17,183
 1/31/06                  18,135                        18,408
 2/28/06                  18,021                        18,177
 3/31/06                  18,851                        19,031
 4/30/06                  19,743                        19,917
 5/31/06                  18,747                        18,816
 6/30/06                  18,387                        18,358
 7/31/06                  18,188                        17,910
 8/31/06                  18,670                        18,433
 9/30/06                  18,808                        18,384
10/31/06                  19,555                        19,114
11/30/06                  20,439                        19,936
12/31/06                  21,183                        20,526
 1/31/07                  21,775                        20,945
 2/28/07                  22,083                        21,312
 3/31/07                  22,909                        22,018
 4/30/07                  23,666                        22,868
 5/31/07                  24,150                        23,205
 6/30/07                  24,111                        23,155
 7/31/07                  24,122                        23,012
 8/31/07                  23,190                        21,799
 9/30/07                  23,700                        22,291
10/31/07                  24,980                        23,796
11/30/07                  23,155                        21,840
12/31/07                  22,382                        21,200
 1/31/08                  20,679                        19,145
 2/29/08                  21,203                        20,054
 3/31/08                  21,231                        19,832
 4/30/08                  21,684                        20,315
 5/31/08                  22,257                        20,725
 6/30/08                  20,609                        19,125
 7/31/08                  19,618                        18,161
 8/31/08                  18,844                        17,489
 9/30/08                  15,987                        14,413
10/31/08                  12,242                        10,855
11/30/08                  11,610                        10,329
12/31/08                  12,563                        11,018
 1/31/09                  11,570                        10,378
 2/28/09                  10,516                         9,430
 3/31/09                  11,212                        10,036
 4/30/09                  12,698                        11,583
 5/31/09                  14,589                        13,297
 6/30/09                  14,742                        13,456
 7/31/09                  15,848                        14,538
 8/31/09                  16,854                        15,658
 9/30/09                  17,750                        16,538
10/31/09                  17,426                        16,283
11/30/09                  17,663                        16,410
12/31/09                  17,834                        16,617
 1/31/10                  17,559                        16,398
 2/28/10                  17,534                        16,305
 3/31/10                  18,786                        17,517
 4/30/10                  19,074                        17,863
 5/31/10                  16,817                        15,717
 6/30/10                  16,778                        15,569
 7/31/10                  18,311                        16,904
 8/31/10                  17,766                        16,465
 9/30/10                  19,720                        18,333
10/31/10                  20,495                        19,089
11/30/10                  19,923                        18,589
12/31/10                  22,099                        20,690
 1/31/11                  22,369                        20,799
 2/28/11                  23,051                        21,390
 3/31/11                  23,015                        21,370
 4/30/11                  24,109                        22,430
 5/31/11                  23,439                        21,809
 6/30/11                  22,964                        21,337
 7/31/11                  22,742                        21,220
 8/31/11                  20,960                        19,544
 9/30/11                  18,483                        17,300
10/31/11                  19,895                        18,705
11/30/11                  19,267                        17,765
12/31/11                  18,707                        17,419
 1/31/12                  20,302                        18,858
 2/29/12                  21,329                        19,926
 3/31/12                  21,412                        19,794
 4/30/12                  21,155                        19,691
 5/31/12                  18,693                        17,377
 6/30/12                  19,424                        17,977
 7/31/12                  19,369                        18,116
 8/31/12                  20,041                        18,636
 9/30/12                  20,877                        19,519
10/31/12                  21,015                        19,614
11/30/12                  21,194                        19,715
12/31/12                  22,234                        20,464
 1/31/13                  23,211                        21,449
 2/28/13                  23,198                        21,525
 3/31/13                  23,619                        21,945
 4/30/13                  24,247                        22,582
 5/31/13                  23,717                        22,052
 6/30/13                  23,088                        21,180
 7/31/13                  24,616                        22,504
 8/31/13                  24,531                        22,464
 9/30/13                  26,551                        24,350              Past performance is not predictive of
10/31/13                  27,457                        25,070              future performance.

                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          -----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                30.66%       17.53%      10.63%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                        [CHART]

                     Japanese Small             MSCI Japan Small Cap
                    Company Portfolio           Index (net dividends)
                 --------------------------     ---------------------
10/31/2003                $10,000                    $10,000
11/30/2003                  9,375                      9,313
12/31/2003                  9,926                      9,979
 1/31/2004                 10,394                     10,342
 2/29/2004                 10,456                     10,315
 3/31/2004                 12,558                     12,206
 4/30/2004                 12,152                     11,818
 5/31/2004                 11,569                     11,231
 6/30/2004                 12,664                     12,412
 7/31/2004                 11,869                     11,395
 8/31/2004                 12,046                     11,514
 9/30/2004                 11,754                     11,167
10/31/2004                 11,984                     11,373
11/30/2004                 12,355                     11,868
12/31/2004                 12,945                     12,443
 1/31/2005                 13,463                     12,866
 2/28/2005                 13,955                     13,112
 3/31/2005                 14,035                     13,081
 4/30/2005                 13,651                     12,975
 5/31/2005                 13,410                     12,736
 6/30/2005                 13,662                     12,908
 7/31/2005                 13,948                     13,274
 8/31/2005                 14,708                     13,729
 9/30/2005                 15,308                     14,587
10/31/2005                 15,773                     14,879
11/30/2005                 16,077                     15,515
12/31/2005                 17,902                     17,613
 1/31/2006                 18,658                     18,174
 2/28/2006                 17,533                     16,991
 3/31/2006                 18,307                     17,753
 4/30/2006                 18,658                     17,841
 5/31/2006                 17,335                     16,410
 6/30/2006                 16,670                     15,896
 7/31/2006                 15,874                     14,845
 8/31/2006                 16,127                     15,240
 9/30/2006                 15,841                     14,906
10/31/2006                 15,714                     14,811
11/30/2006                 15,606                     14,686
12/31/2006                 15,741                     14,772
 1/31/2007                 16,060                     15,059
 2/28/2007                 16,707                     15,653
 3/31/2007                 16,570                     15,509
 4/30/2007                 16,343                     15,243
 5/31/2007                 16,005                     14,880
 6/30/2007                 16,263                     14,978
 7/31/2007                 16,346                     14,974
 8/31/2007                 15,658                     14,062
 9/30/2007                 15,636                     13,976
10/31/2007                 15,737                     14,482
11/30/2007                 15,370                     13,873
12/31/2007                 14,398                     13,043
 1/31/2008                 14,001                     12,402
 2/29/2008                 13,881                     12,538
 3/31/2008                 14,153                     12,542
 4/30/2008                 14,255                     12,698
 5/31/2008                 14,773                     13,089
 6/30/2008                 14,072                     12,286
 7/31/2008                 13,679                     11,883
 8/31/2008                 12,923                     11,358
 9/30/2008                 12,074                     10,249
10/31/2008                 11,195                      9,167
11/30/2008                 11,485                      9,542
12/31/2008                 12,654                     10,285
 1/31/2009                 11,785                      9,746
 2/28/2009                 10,246                      8,465
 3/31/2009                 10,720                      8,763
 4/30/2009                 11,146                      9,212
 5/31/2009                 12,517                     10,339
 6/30/2009                 13,345                     10,997
 7/31/2009                 13,621                     11,272
 8/31/2009                 14,337                     11,904
 9/30/2009                 14,182                     11,857
10/31/2009                 13,667                     11,423
11/30/2009                 13,113                     11,014
12/31/2009                 13,059                     10,809
 1/31/2010                 13,232                     11,042
 2/28/2010                 13,482                     11,252
 3/31/2010                 14,167                     11,764
 4/30/2010                 14,580                     12,082
 5/31/2010                 13,359                     11,244
 6/30/2010                 13,565                     11,294
 7/31/2010                 13,798                     11,431
 8/31/2010                 13,420                     11,189
 9/30/2010                 14,013                     11,646
10/31/2010                 13,712                     11,550
11/30/2010                 14,051                     11,775
12/31/2010                 15,344                     12,964
 1/31/2011                 15,686                     13,118
 2/28/2011                 16,409                     13,645
 3/31/2011                 15,383                     12,803
 4/30/2011                 15,305                     12,815
 5/31/2011                 15,051                     12,625
 6/30/2011                 15,800                     13,095
 7/31/2011                 16,372                     13,639
 8/31/2011                 15,928                     13,081
 9/30/2011                 15,842                     13,093
10/31/2011                 15,023                     12,610
11/30/2011                 15,270                     12,269
12/31/2011                 15,189                     12,460
 1/31/2012                 16,144                     12,971
 2/29/2012                 16,163                     13,112
 3/31/2012                 16,621                     13,462
 4/30/2012                 16,273                     13,267
 5/31/2012                 14,911                     12,166
 6/30/2012                 15,700                     12,685
 7/31/2012                 15,168                     12,486
 8/31/2012                 15,168                     12,415
 9/30/2012                 15,385                     12,758
10/31/2012                 15,054                     12,482
11/30/2012                 15,265                     12,568
12/31/2012                 15,822                     12,960
 1/31/2013                 16,318                     13,445
 2/28/2013                 16,713                     13,900
 3/31/2013                 17,989                     15,023
 4/30/2013                 18,941                     16,011
 5/31/2013                 17,392                     14,743
 6/30/2013                 17,544                     14,702
 7/31/2013                 17,959                     14,942
 8/31/2013                 17,554                     14,740
 9/30/2013                 19,529                     16,418
10/31/2013                 19,579                     16,351             Past performance is not predictive of
                                                                         future performance.

                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               30.06%      11.83%      6.95%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                       [CHART]

                   Asia Pacific Small          MSCI Pacific ex Japan Small Cap
                   Company Portfolio                Index (net dividends)
               --------------------------     ---------------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,075                             9,956
12/31/2003                10,520                            10,608
 1/31/2004                11,178                            11,042
 2/29/2004                11,507                            11,376
 3/31/2004                11,143                            11,398
 4/30/2004                10,329                            10,754
 5/31/2004                10,251                            10,705
 6/30/2004                10,287                            10,718
 7/31/2004                10,470                            11,122
 8/31/2004                10,715                            11,489
 9/30/2004                11,372                            12,174
10/31/2004                11,908                            12,954
11/30/2004                12,768                            13,951
12/31/2004                13,056                            14,540
 1/31/2005                13,352                            14,667
 2/28/2005                13,729                            15,134
 3/31/2005                13,262                            14,704
 4/30/2005                12,813                            14,465
 5/31/2005                12,517                            14,651
 6/30/2005                13,080                            15,452
 7/31/2005                13,514                            16,095
 8/31/2005                13,867                            16,082
 9/30/2005                14,374                            16,893
10/31/2005                13,556                            15,901
11/30/2005                13,892                            16,504
12/31/2005                14,100                            16,828
 1/31/2006                15,048                            17,791
 2/28/2006                15,262                            17,969
 3/31/2006                16,034                            18,730
 4/30/2006                16,946                            19,938
 5/31/2006                15,988                            18,920
 6/30/2006                15,876                            18,690
 7/31/2006                16,176                            18,882
 8/31/2006                16,570                            19,498
 9/30/2006                16,738                            19,820
10/31/2006                18,105                            21,202
11/30/2006                19,105                            22,491
12/31/2006                19,643                            23,330
 1/31/2007                20,153                            23,923
 2/28/2007                20,682                            24,379
 3/31/2007                21,758                            25,637
 4/30/2007                23,278                            27,414
 5/31/2007                25,258                            28,491
 6/30/2007                26,288                            29,231
 7/31/2007                26,695                            29,224
 8/31/2007                24,690                            27,343
 9/30/2007                27,579                            29,769
10/31/2007                29,986                            31,804
11/30/2007                27,998                            29,249
12/31/2007                27,511                            28,847
 1/31/2008                24,739                            24,981
 2/29/2008                25,489                            26,465
 3/31/2008                24,250                            24,796
 4/30/2008                25,936                            26,455
 5/31/2008                27,067                            26,740
 6/30/2008                24,392                            23,749
 7/31/2008                22,950                            22,656
 8/31/2008                21,337                            20,816
 9/30/2008                17,670                            16,752
10/31/2008                11,787                            10,835
11/30/2008                10,656                             9,653
12/31/2008                11,818                            10,774
 1/31/2009                10,356                             9,588
 2/28/2009                 9,786                             8,993
 3/31/2009                11,303                            10,281
 4/30/2009                12,986                            12,122
 5/31/2009                16,342                            15,028
 6/30/2009                16,460                            15,451
 7/31/2009                18,831                            17,683
 8/31/2009                19,691                            18,591
 9/30/2009                21,219                            20,149
10/31/2009                21,682                            20,632
11/30/2009                22,693                            21,225
12/31/2009                23,286                            22,073
 1/31/2010                22,019                            20,661
 2/28/2010                22,402                            20,920
 3/31/2010                24,244                            22,645
 4/30/2010                24,564                            23,278
 5/31/2010                21,160                            19,763
 6/30/2010                20,894                            19,650
 7/31/2010                23,207                            21,650
 8/31/2010                23,175                            21,602
 9/30/2010                26,690                            24,845
10/31/2010                27,830                            25,948
11/30/2010                27,450                            25,601
12/31/2010                30,135                            28,185
 1/31/2011                29,483                            27,365
 2/28/2011                29,663                            27,515
 3/31/2011                30,286                            28,360
 4/30/2011                31,557                            29,507
 5/31/2011                30,623                            28,831
 6/30/2011                29,582                            27,806
 7/31/2011                30,060                            28,216
 8/31/2011                27,956                            26,254
 9/30/2011                22,737                            21,480
10/31/2011                26,274                            25,000
11/30/2011                25,567                            23,295
12/31/2011                24,070                            22,548
 1/31/2012                26,552                            24,889
 2/29/2012                28,558                            26,824
 3/31/2012                28,131                            25,984
 4/30/2012                28,012                            26,125
 5/31/2012                24,514                            22,734
 6/30/2012                25,022                            23,052
 7/31/2012                25,383                            23,810
 8/31/2012                26,227                            24,191
 9/30/2012                27,518                            25,477
10/31/2012                28,136                            26,003
11/30/2012                28,523                            26,259
12/31/2012                29,852                            26,918
 1/31/2013                31,342                            28,345
 2/28/2013                31,468                            28,681
 3/31/2013                31,605                            28,754
 4/30/2013                31,067                            28,526
 5/31/2013                28,750                            26,426
 6/30/2013                26,722                            24,166
 7/31/2013                28,024                            25,132                 Past performance is not predictive of
 8/31/2013                28,237                            25,350                 future performance.
 9/30/2013                30,215                            27,300
10/31/2013                31,079                            27,778                 The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           ----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  10.46%        21.40%        12.01%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                  [CHART]

                United Kingdom Small          MSCI UK Small Cap
                 Company Portfolio          Index (net dividends)
             --------------------------     ---------------------
10/31/2003            $10,000                      $10,000
11/30/2003             10,047                       10,083
12/31/2003             10,602                       10,649
 1/31/2004             11,391                       11,551
 2/29/2004             12,043                       12,334
 3/31/2004             11,880                       12,287
 4/30/2004             11,445                       11,859
 5/31/2004             11,461                       11,852
 6/30/2004             11,849                       12,264
 7/31/2004             11,404                       11,709
 8/31/2004             11,322                       11,548
 9/30/2004             11,640                       11,928
10/31/2004             12,004                       12,382
11/30/2004             12,966                       13,383
12/31/2004             13,499                       14,155
 1/31/2005             13,877                       14,473
 2/28/2005             14,348                       14,815
 3/31/2005             14,019                       14,630
 4/30/2005             13,542                       13,969
 5/31/2005             13,274                       13,845
 6/30/2005             13,513                       14,058
 7/31/2005             13,777                       14,476
 8/31/2005             14,551                       15,176
 9/30/2005             14,377                       15,203
10/31/2005             13,970                       14,740
11/30/2005             14,566                       15,475
12/31/2005             15,203                       16,144
 1/31/2006             16,388                       17,459
 2/28/2006             16,608                       17,732
 3/31/2006             16,879                       18,091
 4/30/2006             17,723                       19,049
 5/31/2006             17,358                       18,626
 6/30/2006             17,337                       18,468
 7/31/2006             17,457                       18,324
 8/31/2006             18,186                       18,983
 9/30/2006             18,710                       19,540
10/31/2006             19,761                       20,659
11/30/2006             20,997                       21,998
12/31/2006             22,136                       23,030
 1/31/2007             22,278                       22,976
 2/28/2007             22,271                       23,048
 3/31/2007             23,305                       24,001
 4/30/2007             24,102                       25,193
 5/31/2007             24,419                       25,355
 6/30/2007             23,518                       24,617
 7/31/2007             23,382                       24,478
 8/31/2007             23,239                       23,581
 9/30/2007             22,430                       22,245
10/31/2007             24,215                       24,689
11/30/2007             21,404                       21,832
12/31/2007             20,270                       20,736
 1/31/2008             18,901                       19,068
 2/29/2008             19,167                       19,714
 3/31/2008             19,088                       19,466
 4/30/2008             19,405                       19,828
 5/31/2008             19,456                       19,922
 6/30/2008             17,901                       18,560
 7/31/2008             17,266                       17,819
 8/31/2008             16,975                       17,353
 9/30/2008             14,349                       14,162
10/31/2008             10,495                       10,232
11/30/2008              9,745                        9,283
12/31/2008              9,522                        9,048
 1/31/2009              9,292                        8,998
 2/28/2009              8,906                        8,700
 3/31/2009              9,288                        9,205
 4/30/2009             11,230                       11,319
 5/31/2009             12,376                       12,515
 6/30/2009             12,430                       12,603
 7/31/2009             13,506                       13,763
 8/31/2009             14,552                       15,090
 9/30/2009             14,974                       15,438
10/31/2009             14,989                       15,460
11/30/2009             14,936                       15,299
12/31/2009             15,243                       15,677
 1/31/2010             15,091                       15,604
 2/28/2010             14,572                       14,905
 3/31/2010             15,787                       16,219
 4/30/2010             16,360                       16,866
 5/31/2010             14,503                       14,839
 6/30/2010             14,777                       14,903
 7/31/2010             16,767                       16,696
 8/31/2010             16,142                       16,242
 9/30/2010             17,860                       18,032
10/31/2010             18,791                       18,801
11/30/2010             17,860                       18,018
12/31/2010             19,676                       19,903
 1/31/2011             19,957                       20,095
 2/28/2011             20,552                       20,625
 3/31/2011             20,160                       20,269
 4/30/2011             21,940                       22,127
 5/31/2011             21,799                       21,847
 6/30/2011             21,103                       21,111
 7/31/2011             20,953                       21,053
 8/31/2011             18,856                       18,905
 9/30/2011             16,947                       16,912
10/31/2011             18,738                       18,760
11/30/2011             18,162                       18,032
12/31/2011             17,591                       17,430
 1/31/2012             19,138                       19,198
 2/29/2012             20,701                       20,981
 3/31/2012             21,137                       21,050
 4/30/2012             21,496                       21,408
 5/31/2012             19,068                       18,756
 6/30/2012             19,995                       19,649
 7/31/2012             20,325                       20,007
 8/31/2012             21,431                       21,066
 9/30/2012             22,526                       22,190
10/31/2012             23,015                       22,649
11/30/2012             23,155                       22,657
12/31/2012             24,420                       23,700
 1/31/2013             24,847                       24,323
 2/28/2013             25,065                       24,460
 3/31/2013             25,807                       25,119
 4/30/2013             26,452                       25,747
 5/31/2013             26,686                       26,095
 6/30/2013             26,098                       25,154
 7/31/2013             28,295                       27,249           Past performance is not predictive of
 8/31/2013             28,490                       27,622           future performance.
 9/30/2013             30,406                       29,695
10/31/2013             31,487                       30,741           The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         AVERAGE ANNUAL        ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN          YEAR      YEARS      YEARS
         ------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              36.81%     24.57%     12.15%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

                        Continental                     MSCI Europe ex
                  Small Company Portfolio     UK Small Cap Index (net dividends)
                  ------------------------    ----------------------------------
 10/31/2003                 $10,000                        $10,000
 11/30/2003                  10,518                         10,532
 12/31/2003                  11,163                         11,083
  1/31/2004                  11,705                         11,641
  2/29/2004                  12,087                         12,033
  3/31/2004                  11,836                         11,618
  4/30/2004                  11,695                         11,435
  5/31/2004                  11,816                         11,471
  6/30/2004                  12,173                         11,881
  7/31/2004                  11,770                         11,403
  8/31/2004                  11,840                         11,439
  9/30/2004                  12,451                         12,077
 10/31/2004                  12,917                         12,589
 11/30/2004                  14,294                         13,986
 12/31/2004                  15,028                         14,686
  1/31/2005                  15,241                         14,850
  2/28/2005                  16,209                         15,891
  3/31/2005                  15,762                         15,485
  4/30/2005                  15,336                         15,029
  5/31/2005                  15,368                         15,243
  6/30/2005                  15,785                         15,731
  7/31/2005                  16,758                         16,810
  8/31/2005                  17,314                         17,288
  9/30/2005                  17,752                         17,878
 10/31/2005                  16,873                         16,644
 11/30/2005                  16,926                         16,856
 12/31/2005                  17,793                         17,833
  1/31/2006                  19,499                         19,823
  2/28/2006                  20,048                         20,383
  3/31/2006                  21,337                         21,700
  4/30/2006                  22,805                         23,237
  5/31/2006                  21,695                         22,043
  6/30/2006                  21,293                         21,541
  7/31/2006                  21,233                         21,305
  8/31/2006                  21,787                         21,806
  9/30/2006                  22,070                         22,035
 10/31/2006                  23,171                         23,213
 11/30/2006                  24,768                         24,837
 12/31/2006                  25,946                         26,009
  1/31/2007                  27,143                         26,842
  2/28/2007                  27,168                         26,957
  3/31/2007                  28,750                         28,390
  4/30/2007                  30,258                         30,108
  5/31/2007                  30,832                         30,633
  6/30/2007                  30,486                         30,340
  7/31/2007                  30,310                         30,118
  8/31/2007                  29,217                         28,755
  9/30/2007                  29,859                         29,327
 10/31/2007                  31,299                         31,082
 11/30/2007                  28,975                         28,858
 12/31/2007                  28,398                         28,274
  1/31/2008                  25,689                         24,869
  2/29/2008                  26,786                         26,374
  3/31/2008                  27,629                         26,910
  4/30/2008                  27,947                         27,370
  5/31/2008                  28,475                         27,796
  6/30/2008                  26,065                         25,227
  7/31/2008                  24,681                         23,795
  8/31/2008                  23,996                         23,145
  9/30/2008                  19,813                         18,353
 10/31/2008                  14,521                         13,189
 11/30/2008                  13,384                         12,096
 12/31/2008                  14,779                         13,213
  1/31/2009                  13,100                         12,027
  2/28/2009                  11,962                         10,968
  3/31/2009                  12,821                         11,816
  4/30/2009                  14,908                         14,275
  5/31/2009                  17,077                         16,407
  6/30/2009                  16,856                         16,196
  7/31/2009                  18,193                         17,650
  8/31/2009                  19,710                         19,462
  9/30/2009                  21,392                         21,327
 10/31/2009                  20,783                         20,745
 11/30/2009                  21,405                         21,171
 12/31/2009                  21,331                         21,267
  1/31/2010                  20,970                         20,983
  2/28/2010                  20,526                         20,386
  3/31/2010                  22,039                         22,039
  4/30/2010                  21,831                         21,900
  5/31/2010                  18,720                         18,512
  6/30/2010                  18,588                         18,236
  7/31/2010                  20,815                         20,420
  8/31/2010                  19,857                         19,450
  9/30/2010                  22,600                         22,451
 10/31/2010                  23,869                         23,891
 11/30/2010                  22,008                         22,081
 12/31/2010                  24,866                         25,173
  1/31/2011                  25,561                         25,742
  2/28/2011                  25,986                         26,179
  3/31/2011                  26,865                         27,062
  4/30/2011                  28,666                         28,952
  5/31/2011                  27,687                         27,848
  6/30/2011                  26,788                         26,949
  7/31/2011                  25,263                         25,313
  8/31/2011                  22,673                         22,669
  9/30/2011                  19,238                         19,263
 10/31/2011                  21,221                         21,374
 11/30/2011                  19,802                         19,704
 12/31/2011                  19,028                         19,034
  1/31/2012                  20,830                         20,922
  2/29/2012                  22,151                         22,528
  3/31/2012                  22,195                         22,345
  4/30/2012                  21,672                         21,973
  5/31/2012                  18,707                         18,960
  6/30/2012                  19,510                         19,894
  7/31/2012                  19,317                         19,823
  8/31/2012                  20,179                         20,687
  9/30/2012                  21,241                         21,801
 10/31/2012                  21,613                         22,177
 11/30/2012                  21,881                         22,516
 12/31/2012                  23,202                         23,731
  1/31/2013                  24,953                         25,663
  2/28/2013                  24,699                         25,584
  3/31/2013                  24,145                         24,927
  4/30/2013                  25,118                         25,895
  5/31/2013                  25,582                         26,483
  6/30/2013                  24,728                         25,304
  7/31/2013                  26,873                         27,605                  Past performance is not predictive of
  8/31/2013                  26,904                         27,554                  future performance.
  9/30/2013                  29,242                         29,910
 10/31/2013                  30,905                         31,711                  The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           -----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  42.99%        16.31%        11.94%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2013

                                     [CHART]

                      DFA International                    S&P Global ex
              Real Estate Securities Portfolio   U.S. REIT Index (net dividends)
              ---------------------------------  -------------------------------
  3/1/2007                  $10,000                          $10,000
 3/31/2007                   10,480                           10,343
 4/30/2007                   10,570                           10,492
 5/31/2007                   10,780                           10,647
 6/30/2007                   10,061                            9,995
 7/31/2007                    9,459                            9,513
 8/31/2007                    9,679                            9,662
 9/30/2007                   10,130                           10,149
10/31/2007                   10,211                           10,249
11/30/2007                    9,462                            9,433
12/31/2007                    8,995                            9,061
 1/31/2008                    8,627                            8,529
 2/29/2008                    8,585                            8,635
 3/31/2008                    8,606                            8,552
 4/30/2008                    8,659                            8,703
 5/31/2008                    8,332                            8,348
 6/30/2008                    7,450                            7,505
 7/31/2008                    7,215                            7,301
 8/31/2008                    6,970                            7,088
 9/30/2008                    6,457                            6,368
10/31/2008                    4,461                            4,537
11/30/2008                    4,152                            4,234
12/31/2008                    4,325                            4,363
 1/31/2009                    3,873                            3,947
 2/28/2009                    3,356                            3,433
 3/31/2009                    3,587                            3,636
 4/30/2009                    3,950                            4,053
 5/31/2009                    4,479                            4,503
 6/30/2009                    4,578                            4,610
 7/31/2009                    4,985                            5,022
 8/31/2009                    5,535                            5,634
 9/30/2009                    5,887                            6,017
10/31/2009                    5,766                            5,922
11/30/2009                    5,832                            5,926
12/31/2009                    5,925                            6,027
 1/31/2010                    5,704                            5,831
 2/28/2010                    5,728                            5,809
 3/31/2010                    5,925                            6,011
 4/30/2010                    5,974                            6,082
 5/31/2010                    5,347                            5,414
 6/30/2010                    5,360                            5,435
 7/31/2010                    5,987                            6,026
 8/31/2010                    5,999                            6,044
 9/30/2010                    6,577                            6,624
10/31/2010                    6,859                            6,894
11/30/2010                    6,429                            6,471
12/31/2010                    6,997                            7,046
 1/31/2011                    7,025                            7,045
 2/28/2011                    7,318                            7,329
 3/31/2011                    7,332                            7,348
 4/30/2011                    7,792                            7,804
 5/31/2011                    7,750                            7,761
 6/30/2011                    7,694                            7,685
 7/31/2011                    7,569                            7,575
 8/31/2011                    7,262                            7,261
 9/30/2011                    6,328                            6,367
10/31/2011                    6,830                            6,889
11/30/2011                    6,691                            6,606
12/31/2011                    6,455                            6,440
 1/31/2012                    6,897                            6,857
 2/29/2012                    7,133                            7,133
 3/31/2012                    7,221                            7,159
 4/30/2012                    7,369                            7,331
 5/31/2012                    6,941                            6,853
 6/30/2012                    7,398                            7,322
 7/31/2012                    7,737                            7,719
 8/31/2012                    7,855                            7,792
 9/30/2012                    8,032                            8,000
10/31/2012                    8,356                            8,295
11/30/2012                    8,415                            8,352
12/31/2012                    8,611                            8,495
 1/31/2013                    8,745                            8,714
 2/28/2013                    8,811                            8,792
 3/31/2013                    9,161                            9,125
 4/30/2013                    9,644                            9,604
 5/31/2013                    8,761                            8,738
 6/30/2013                    8,445                            8,368
 7/31/2013                    8,478                            8,386                Past performance is not predictive of
 8/31/2013                    8,162                            8,091                future performance.
 9/30/2013                    8,861                            8,784
10/31/2013                    9,128                            9,045                The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL         ONE         FIVE            FROM                  redemption of fund shares.
           TOTAL RETURN           YEAR        YEARS        03/01/2007
           -----------------------------------------------------------------        The S&P data are provided by Standard
                                  9.24%       15.39%         -1.36%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2013

                                     [CHART]

                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     ---------------------------
  6/4/2008                   $10,000                       $10,000
 6/30/2008                     9,000                         8,970
 7/31/2008                     9,020                         8,995
 8/31/2008                     9,000                         8,979
 9/30/2008                     8,710                         8,552
10/31/2008                     6,040                         5,939
11/30/2008                     5,040                         4,955
12/31/2008                     5,632                         5,465
 1/31/2009                     4,817                         4,698
 2/28/2009                     3,982                         3,887
 3/31/2009                     4,186                         4,070
 4/30/2009                     5,051                         4,921
 5/31/2009                     5,438                         5,235
 6/30/2009                     5,408                         5,208
 7/31/2009                     5,937                         5,716
 8/31/2009                     6,670                         6,460
 9/30/2009                     7,108                         6,889
10/31/2009                     6,874                         6,673
11/30/2009                     7,159                         6,897
12/31/2009                     7,471                         7,199
 1/31/2010                     7,133                         6,884
 2/28/2010                     7,362                         7,066
 3/31/2010                     7,875                         7,557
 4/30/2010                     8,202                         7,887
 5/31/2010                     7,591                         7,270
 6/30/2010                     7,373                         7,054
 7/31/2010                     8,158                         7,772
 8/31/2010                     8,115                         7,722
 9/30/2010                     8,649                         8,231
10/31/2010                     9,031                         8,595
11/30/2010                     8,682                         8,264
12/31/2010                     9,249                         8,789
 1/31/2011                     9,448                         8,947
 2/28/2011                     9,856                         9,334
 3/31/2011                     9,786                         9,258
 4/30/2011                    10,370                         9,804
 5/31/2011                    10,428                         9,853
 6/30/2011                    10,195                         9,617
 7/31/2011                    10,218                         9,647
 8/31/2011                     9,728                         9,153
 9/30/2011                     8,583                         8,093
10/31/2011                     9,588                         9,052
11/30/2011                     9,296                         8,693
12/31/2011                     9,417                         8,843
 1/31/2012                    10,020                         9,412
 2/29/2012                    10,092                         9,489
 3/31/2012                    10,454                         9,791
 4/30/2012                    10,719                        10,055
 5/31/2012                    10,176                         9,518
 6/30/2012                    10,791                        10,090
 7/31/2012                    11,105                        10,413
 8/31/2012                    11,153                        10,448
 9/30/2012                    11,117                        10,424
10/31/2012                    11,249                        10,520
11/30/2012                    11,249                        10,526
12/31/2012                    11,599                        10,822
 1/31/2013                    11,921                        11,170
 2/28/2013                    12,037                        11,290
 3/31/2013                    12,423                        11,651
 4/30/2013                    13,182                        12,361
 5/31/2013                    12,230                        11,472
 6/30/2013                    11,921                        11,139
 7/31/2013                    11,998                        11,213                Past performance is not predictive of
 8/31/2013                    11,316                        10,573                future performance.
 9/30/2013                    11,908                        11,121
10/31/2013                    12,346                        11,548                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE            FROM                  redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        06/04/2008
          ----------------------------------------------------------------        The S&P data are provided by Standard
                                9.74%       15.37%         3.97%                  & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

                         DFA International              MSCI World ex USA
                    Small Cap Value Portfolio    Small Cap Index (net dividends)
                    -------------------------    -------------------------------
10/31/2003                 $10,000                          $10,000
11/30/2003                  10,044                           10,009
12/31/2003                  10,673                           10,620
01/31/2004                  11,324                           11,076
02/29/2004                  11,672                           11,412
03/31/2004                  12,162                           11,852
04/30/2004                  11,734                           11,428
05/31/2004                  11,619                           11,305
06/30/2004                  12,147                           11,876
07/31/2004                  11,724                           11,352
08/31/2004                  11,868                           11,411
09/30/2004                  12,184                           11,723
10/31/2004                  12,581                           12,157
11/30/2004                  13,682                           13,129
12/31/2004                  14,388                           13,741
01/31/2005                  14,790                           13,953
02/28/2005                  15,491                           14,546
03/31/2005                  15,345                           14,309
04/30/2005                  15,046                           13,906
05/31/2005                  14,821                           13,939
06/30/2005                  15,169                           14,309
07/31/2005                  15,746                           14,930
08/31/2005                  16,360                           15,388
09/30/2005                  16,742                           16,012
10/31/2005                  16,354                           15,429
11/30/2005                  16,657                           15,943
12/31/2005                  17,730                           17,183
01/31/2006                  19,030                           18,408
02/28/2006                  19,070                           18,177
03/31/2006                  19,979                           19,031
04/30/2006                  20,809                           19,917
05/31/2006                  19,809                           18,816
06/30/2006                  19,440                           18,358
07/31/2006                  19,370                           17,910
08/31/2006                  19,863                           18,433
09/30/2006                  20,052                           18,384
10/31/2006                  20,931                           19,114
11/30/2006                  21,942                           19,936
12/31/2006                  22,765                           20,526
01/31/2007                  23,371                           20,945
02/28/2007                  23,794                           21,312
03/31/2007                  24,828                           22,018
04/30/2007                  25,565                           22,868
05/31/2007                  26,052                           23,205
06/30/2007                  25,943                           23,155
07/31/2007                  25,877                           23,012
08/31/2007                  24,816                           21,799
09/30/2007                  25,332                           22,291
10/31/2007                  26,330                           23,796
11/30/2007                  24,191                           21,840
12/31/2007                  23,435                           21,200
01/31/2008                  21,890                           19,145
02/29/2008                  22,369                           20,054
03/31/2008                  22,577                           19,832
04/30/2008                  22,961                           20,315
05/31/2008                  23,465                           20,725
06/30/2008                  21,415                           19,125
07/31/2008                  20,463                           18,161
08/31/2008                  19,804                           17,489
09/30/2008                  16,954                           14,413
10/31/2008                  13,264                           10,855
11/30/2008                  12,529                           10,329
12/31/2008                  13,668                           11,018
01/31/2009                  12,515                           10,378
02/28/2009                  11,140                            9,430
03/31/2009                  11,867                           10,036
04/30/2009                  13,791                           11,583
05/31/2009                  15,690                           13,297
06/30/2009                  15,638                           13,456
07/31/2009                  17,094                           14,538
08/31/2009                  18,575                           15,658
09/30/2009                  19,450                           16,538
10/31/2009                  18,759                           16,283
11/30/2009                  18,847                           16,410
12/31/2009                  19,068                           16,617
01/31/2010                  18,701                           16,398
02/28/2010                  18,524                           16,305
03/31/2010                  20,028                           17,517
04/30/2010                  20,281                           17,863
05/31/2010                  17,551                           15,717
06/30/2010                  17,199                           15,569
07/31/2010                  18,871                           16,904
08/31/2010                  17,990                           16,465
09/30/2010                  20,010                           18,333
10/31/2010                  20,636                           19,089
11/30/2010                  20,049                           18,589
12/31/2010                  22,519                           20,690
01/31/2011                  22,991                           20,799
02/28/2011                  23,658                           21,390
03/31/2011                  23,776                           21,370
04/30/2011                  24,797                           22,430
05/31/2011                  23,946                           21,809
06/30/2011                  23,424                           21,337
07/31/2011                  22,974                           21,220
08/31/2011                  20,789                           19,544
09/30/2011                  18,336                           17,300
10/31/2011                  19,731                           18,705
11/30/2011                  19,093                           17,765
12/31/2011                  18,586                           17,419
01/31/2012                  20,448                           18,858
02/29/2012                  21,666                           19,926
03/31/2012                  21,693                           19,794
04/30/2012                  21,091                           19,691
05/31/2012                  18,408                           17,377
06/30/2012                  19,316                           17,977
07/31/2012                  19,261                           18,116
08/31/2012                  19,968                           18,636
09/30/2012                  20,902                           19,519
10/31/2012                  21,097                           19,614
11/30/2012                  21,389                           19,715
12/31/2012                  22,723                           20,464
01/31/2013                  23,889                           21,449
02/28/2013                  24,031                           21,525
03/31/2013                  24,521                           21,945
04/30/2013                  25,217                           22,582
05/31/2013                  24,720                           22,052
06/30/2013                  23,967                           21,180
07/31/2013                  25,754                           22,504                 Past performance is not predictive of
08/31/2013                  25,437                           22,464                 future performance.
09/30/2013                  27,902                           24,350
10/31/2013                  29,069                           25,070                 The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           -----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  37.79%        16.99%        11.26%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2013

                                     [CHART]

                            International Vector           MSCI World ex
                              Equity Portfolio       USA Index (net dividends)
                             --------------------     ------------------------
          08/14/2008               $10,000                   $10,000
          08/31/2008                10,050                    10,052
          09/30/2008                 8,750                     8,601
          10/31/2008                 6,740                     6,812
          11/30/2008                 6,340                     6,442
          12/31/2008                 6,798                     6,782
          01/31/2009                 6,065                     6,149
          02/28/2009                 5,392                     5,527
          03/31/2009                 5,903                     5,891
          04/30/2009                 6,919                     6,650
          05/31/2009                 7,985                     7,491
          06/30/2009                 7,932                     7,414
          07/31/2009                 8,715                     8,110
          08/31/2009                 9,274                     8,499
          09/30/2009                 9,740                     8,849
          10/31/2009                 9,404                     8,707
          11/30/2009                 9,608                     8,923
          12/31/2009                 9,715                     9,065
          01/31/2010                 9,377                     8,640
          02/28/2010                 9,357                     8,631
          03/31/2010                10,099                     9,187
          04/30/2010                10,120                     9,050
          05/31/2010                 8,870                     8,051
          06/30/2010                 8,736                     7,935
          07/31/2010                 9,659                     8,668
          08/31/2010                 9,254                     8,409
          09/30/2010                10,289                     9,216
          10/31/2010                10,684                     9,544
          11/30/2010                10,300                     9,140
          12/31/2010                11,397                     9,876
          01/31/2011                11,660                    10,089
          02/28/2011                12,050                    10,463
          03/31/2011                11,881                    10,253
          04/30/2011                12,482                    10,812
          05/31/2011                12,071                    10,491
          06/30/2011                11,823                    10,342
          07/31/2011                11,545                    10,171
          08/31/2011                10,519                     9,311
          09/30/2011                 9,260                     8,376
          10/31/2011                10,045                     9,191
          11/30/2011                 9,733                     8,766
          12/31/2011                 9,464                     8,670
          01/31/2012                10,238                     9,138
          02/29/2012                10,780                     9,641
          03/31/2012                10,780                     9,570
          04/30/2012                10,514                     9,407
          05/31/2012                 9,219                     8,335
          06/30/2012                 9,745                     8,881
          07/31/2012                 9,700                     8,991
          08/31/2012                10,038                     9,248
          09/30/2012                10,435                     9,529
          10/31/2012                10,537                     9,595
          11/30/2012                10,706                     9,797
          12/31/2012                11,253                    10,093
          01/31/2013                11,755                    10,590
          02/28/2013                11,652                    10,484
          03/31/2013                11,784                    10,567
          04/30/2013                12,218                    11,049
          05/31/2013                11,944                    10,801
          06/30/2013                11,564                    10,397
          07/31/2013                12,305                    10,950              Past performance is not predictive of
          08/31/2013                12,213                    10,809              future performance.
          09/30/2013                13,183                    11,573
          10/31/2013                13,648                    11,961              The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE            FROM                 redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        08/14/2008
          -----------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                29.52%       15.15%         6.15%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2013

                                     [CHART]

                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
        08/23/2010         $10,000                   $10,000
        08/31/2010           9,890                     9,920
        09/30/2010          10,980                    10,906
        10/31/2010          11,350                    11,278
        11/30/2010          10,850                    10,843
        12/31/2010          11,859                    11,692
        01/31/2011          12,122                    11,807
        02/28/2011          12,385                    12,118
        03/31/2011          12,311                    12,090
        04/30/2011          12,899                    12,681
        05/31/2011          12,433                    12,315
        06/30/2011          12,238                    12,136
        07/31/2011          11,920                    11,971
        08/31/2011          10,670                    10,945
        09/30/2011           9,314                     9,727
        10/31/2011          10,261                    10,752
        11/30/2011           9,880                    10,203
        12/31/2011           9,590                    10,089
        01/31/2012          10,422                    10,774
        02/29/2012          10,984                    11,379
        03/31/2012          10,811                    11,222
        04/30/2012          10,436                    11,045
        05/31/2012           9,177                     9,791
        06/30/2012           9,755                    10,369
        07/31/2012           9,703                    10,515
        08/31/2012          10,041                    10,735
        09/30/2012          10,475                    11,136
        10/31/2012          10,538                    11,179
        11/30/2012          10,687                    11,392
        12/31/2012          11,281                    11,787
        01/31/2013          11,720                    12,266
        02/28/2013          11,442                    12,137
        03/31/2013          11,460                    12,161
        04/30/2013          11,899                    12,608
        05/31/2013          11,696                    12,316
        06/30/2013          11,154                    11,782
        07/31/2013          11,796                    12,298                Past performance is not predictive of
        08/31/2013          11,666                    12,128                future performance.
        09/30/2013          12,556                    12,971
        10/31/2013          13,026                    13,447                The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL         ONE            FROM                        redemption of fund shares.
          TOTAL RETURN           YEAR        08/23/2010
          ----------------------------------------------------              MSCI data copyright MSCI 2013, all
                                23.61%         8.64%                        rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2013

                                       [CHART]

               World Ex U.S. Targeted        MSCI All Country World ex USA
                  Value Portfolio            Small Cap Index (net dividends)
               -----------------------     ----------------------------------
    11/01/2012        $10,000                          $10,000
    11/30/2012         10,120                           10,013
    12/31/2012         10,735                           10,417
    01/31/2013         11,157                           10,868
    02/28/2013         11,147                           10,925
    03/31/2013         11,278                           11,098
    04/30/2013         11,549                           11,398
    05/31/2013         11,298                           11,175
    06/30/2013         10,766                           10,607
    07/31/2013         11,376                           11,134                   Past performance is not predictive of
    08/31/2013         11,193                           11,038                   future performance.
    09/30/2013         12,191                           11,920
    10/31/2013         12,690                           12,289                   The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
             AVERAGE ANNUAL            FROM                                      redemption of fund shares.
             TOTAL RETURN           11/01/2012
             -----------------------------------------                           MSCI data copyright MSCI 2013, all
                                      26.90%                                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2013

                                    [CHART]

                           World Ex U.S. Core        MSCI All Country World
                            Equity Portfolio      ex USA Index (net dividends)
                           ------------------     ----------------------------
          04/09/2013            $10,000                  $10,000
          04/30/2013             10,160                   10,415
          05/31/2013              9,890                   10,174
          06/30/2013              9,485                    9,733
          07/31/2013              9,971                   10,159
          08/31/2013              9,830                   10,019
          09/30/2013             10,575                   10,715                  Past performance is not predictive of
          10/31/2013             10,962                   11,108                  future performance.

                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                        FROM                                      redemption of fund shares.
               TOTAL RETURN          04/09/2013
               ----------------------------------------                           MSCI data copyright MSCI 2013, all
                                       9.62%                                      rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2013

                                    [CHART]

                  Selectively Hedged Global       MSCI All Country World
                      Equity Portfolio             Index (net dividends)
                  -------------------------       -----------------------
  11/14/2011                $10,000                        $10,000
  11/30/2011                  9,920                          9,873
  12/31/2011                  9,828                          9,853
   1/31/2012                 10,533                         10,426
   2/29/2012                 11,077                         10,951
   3/31/2012                 11,141                         11,024
   4/30/2012                 10,939                         10,898
   5/31/2012                  9,962                          9,921
   6/30/2012                 10,442                         10,410
   7/31/2012                 10,463                         10,553
   8/31/2012                 10,748                         10,782
   9/30/2012                 11,122                         11,122
  10/31/2012                 11,112                         11,048
  11/30/2012                 11,265                         11,189
  12/31/2012                 11,718                         11,443
   1/31/2013                 12,225                         11,970
   2/28/2013                 12,287                         11,968
   3/31/2013                 12,576                         12,187
   4/30/2013                 12,814                         12,535
   5/31/2013                 12,897                         12,501
   6/30/2013                 12,514                         12,135
   7/31/2013                 13,114                         12,716           Past performance is not predictive of
   8/31/2013                 12,845                         12,451           future performance.
   9/30/2013                 13,569                         13,094
  10/31/2013                 14,096                         13,621           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE            FROM                         redemption of fund shares.
          TOTAL RETURN           YEAR        11/14/2011
          ----------------------------------------------------               MSCI data copyright MSCI 2013, all
                                26.86%         19.13%                        rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------
10/31/2003                 $10,000                     $10,000
11/30/2003                   9,900                      10,122
12/31/2003                  10,941                      10,855
 1/31/2004                  11,143                      11,234
 2/29/2004                  11,633                      11,749
 3/31/2004                  11,709                      11,896
 4/30/2004                  10,966                      10,922
 5/31/2004                  10,831                      10,704
 6/30/2004                  11,026                      10,749
 7/31/2004                  11,018                      10,552
 8/31/2004                  11,324                      10,990
 9/30/2004                  11,957                      11,624
10/31/2004                  12,290                      11,902
11/30/2004                  13,360                      13,004
12/31/2004                  14,216                      13,628
 1/31/2005                  14,328                      13,663
 2/28/2005                  15,396                      14,855
 3/31/2005                  14,337                      13,873
 4/30/2005                  13,992                      13,501
 5/31/2005                  14,406                      13,971
 6/30/2005                  14,834                      14,445
 7/31/2005                  15,784                      15,455
 8/31/2005                  15,880                      15,587
 9/30/2005                  17,139                      17,039
10/31/2005                  16,279                      15,925
11/30/2005                  17,455                      17,243
12/31/2005                  18,460                      18,262
 1/31/2006                  20,217                      20,301
 2/28/2006                  20,155                      20,277
 3/31/2006                  20,429                      20,456
 4/30/2006                  21,646                      21,913
 5/31/2006                  19,141                      19,617
 6/30/2006                  19,111                      19,569
 7/31/2006                  19,461                      19,849
 8/31/2006                  20,069                      20,355
 9/30/2006                  20,339                      20,524
10/31/2006                  21,548                      21,499
11/30/2006                  22,920                      23,097
12/31/2006                  23,844                      24,137
 1/31/2007                  24,190                      23,877
 2/28/2007                  23,807                      23,735
 3/31/2007                  24,892                      24,680
 4/30/2007                  26,471                      25,823
 5/31/2007                  28,241                      27,102
 6/30/2007                  28,700                      28,372
 7/31/2007                  29,380                      29,869
 8/31/2007                  28,866                      29,235
 9/30/2007                  31,409                      32,463
10/31/2007                  34,839                      36,084
11/30/2007                  32,565                      33,526
12/31/2007                  32,432                      33,643
 1/31/2008                  29,598                      29,445
 2/29/2008                  30,536                      31,618
 3/31/2008                  29,583                      29,945
 4/30/2008                  31,685                      32,375
 5/31/2008                  31,869                      32,976
 6/30/2008                  28,589                      29,687
 7/31/2008                  28,209                      28,567
 8/31/2008                  26,529                      26,285
 9/30/2008                  22,827                      21,685
10/31/2008                  16,812                      15,750
11/30/2008                  15,284                      14,565
12/31/2008                  16,475                      15,701
 1/31/2009                  15,216                      14,687
 2/28/2009                  14,218                      13,858
 3/31/2009                  16,273                      15,850
 4/30/2009                  18,677                      18,487
 5/31/2009                  21,859                      21,646
 6/30/2009                  21,667                      21,355
 7/31/2009                  24,138                      23,756
 8/31/2009                  24,219                      23,671
 9/30/2009                  26,341                      25,820
10/31/2009                  25,789                      25,852
11/30/2009                  27,322                      26,962
12/31/2009                  28,300                      28,027
 1/31/2010                  26,749                      26,464
 2/28/2010                  27,072                      26,557
 3/31/2010                  29,330                      28,701
 4/30/2010                  29,497                      29,049
 5/31/2010                  26,745                      26,494
 6/30/2010                  26,786                      26,299
 7/31/2010                  29,138                      28,489
 8/31/2010                  28,456                      27,936
 9/30/2010                  31,682                      31,040
10/31/2010                  32,632                      31,941
11/30/2010                  31,893                      31,098
12/31/2010                  34,474                      33,317
 1/31/2011                  33,574                      32,413
 2/28/2011                  33,327                      32,111
 3/31/2011                  35,171                      33,999
 4/30/2011                  36,396                      35,054
 5/31/2011                  35,385                      34,134
 6/30/2011                  34,953                      33,609
 7/31/2011                  34,671                      33,460
 8/31/2011                  31,855                      30,470
 9/30/2011                  27,033                      26,027
10/31/2011                  30,407                      29,475
11/30/2011                  29,335                      27,511
12/31/2011                  28,471                      27,179
 1/31/2012                  31,525                      30,262
 2/29/2012                  33,226                      32,074
 3/31/2012                  32,351                      31,004
 4/30/2012                  31,764                      30,633
 5/31/2012                  28,339                      27,198
 6/30/2012                  29,724                      28,248
 7/31/2012                  29,966                      28,799
 8/31/2012                  30,146                      28,703
 9/30/2012                  31,830                      30,435
10/31/2012                  31,648                      30,250
11/30/2012                  32,061                      30,634
12/31/2012                  33,924                      32,132
 1/31/2013                  34,097                      32,575
 2/28/2013                  33,690                      32,166
 3/31/2013                  33,203                      31,612
 4/30/2013                  33,560                      31,850
 5/31/2013                  32,463                      31,033
 6/30/2013                  30,419                      29,057
 7/31/2013                  30,854                      29,361
 8/31/2013                  30,121                      28,856          Past performance is not predictive of
 9/30/2013                  32,268                      30,733          future performance.
10/31/2013                  33,731                      32,226
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE         TEN               redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       YEARS
         --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                              6.58%      14.94%      12.93%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                    Emerging Markets      MSCI Emerging Markets
                   Small Cap Portfolio    Index (net dividends)
                  --------------------    ---------------------
10/31/2003                $10,000                 $10,000
11/30/2003                 10,198                  10,122
12/31/2003                 11,211                  10,855
 1/31/2004                 11,543                  11,234
 2/29/2004                 12,030                  11,749
 3/31/2004                 12,232                  11,896
 4/30/2004                 11,543                  10,922
 5/31/2004                 11,057                  10,704
 6/30/2004                 11,148                  10,749
 7/31/2004                 11,220                  10,552
 8/31/2004                 11,590                  10,990
 9/30/2004                 12,235                  11,624
10/31/2004                 12,535                  11,902
11/30/2004                 13,722                  13,004
12/31/2004                 14,449                  13,628
 1/31/2005                 14,850                  13,663
 2/28/2005                 15,791                  14,855
 3/31/2005                 14,690                  13,873
 4/30/2005                 14,149                  13,501
 5/31/2005                 14,426                  13,971
 6/30/2005                 14,791                  14,445
 7/31/2005                 15,602                  15,455
 8/31/2005                 15,703                  15,587
 9/30/2005                 16,733                  17,039
10/31/2005                 15,917                  15,925
11/30/2005                 17,052                  17,243
12/31/2005                 18,170                  18,262
 1/31/2006                 19,924                  20,301
 2/28/2006                 20,133                  20,277
 3/31/2006                 20,501                  20,456
 4/30/2006                 22,166                  21,913
 5/31/2006                 19,832                  19,617
 6/30/2006                 18,957                  19,569
 7/31/2006                 19,393                  19,849
 8/31/2006                 20,067                  20,355
 9/30/2006                 20,622                  20,524
10/31/2006                 22,177                  21,499
11/30/2006                 23,864                  23,097
12/31/2006                 24,948                  24,137
 1/31/2007                 25,417                  23,877
 2/28/2007                 25,644                  23,735
 3/31/2007                 26,781                  24,680
 4/30/2007                 28,827                  25,823
 5/31/2007                 31,114                  27,102
 6/30/2007                 32,044                  28,372
 7/31/2007                 33,601                  29,869
 8/31/2007                 32,201                  29,235
 9/30/2007                 34,414                  32,463
10/31/2007                 36,993                  36,084
11/30/2007                 34,027                  33,526
12/31/2007                 34,433                  33,643
 1/31/2008                 30,280                  29,445
 2/29/2008                 31,157                  31,618
 3/31/2008                 29,681                  29,945
 4/30/2008                 31,496                  32,375
 5/31/2008                 31,296                  32,976
 6/30/2008                 27,690                  29,687
 7/31/2008                 27,256                  28,567
 8/31/2008                 25,609                  26,285
 9/30/2008                 20,983                  21,685
10/31/2008                 14,616                  15,750
11/30/2008                 13,722                  14,565
12/31/2008                 15,655                  15,701
 1/31/2009                 14,451                  14,687
 2/28/2009                 13,563                  13,858
 3/31/2009                 15,430                  15,850
 4/30/2009                 18,554                  18,487
 5/31/2009                 22,804                  21,646
 6/30/2009                 22,691                  21,355
 7/31/2009                 25,569                  23,756
 8/31/2009                 25,873                  23,671
 9/30/2009                 28,031                  25,820
10/31/2009                 27,998                  25,852
11/30/2009                 29,635                  26,962
12/31/2009                 31,269                  28,027
 1/31/2010                 29,884                  26,464
 2/28/2010                 30,399                  26,557
 3/31/2010                 32,995                  28,701
 4/30/2010                 33,527                  29,049
 5/31/2010                 30,144                  26,494
 6/30/2010                 30,941                  26,299
 7/31/2010                 33,780                  28,489
 8/31/2010                 33,942                  27,936
 9/30/2010                 38,053                  31,040
10/31/2010                 39,570                  31,941
11/30/2010                 38,494                  31,098
12/31/2010                 40,707                  33,317
 1/31/2011                 38,981                  32,413
 2/28/2011                 37,831                  32,111
 3/31/2011                 39,929                  33,999
 4/30/2011                 42,026                  35,054
 5/31/2011                 41,062                  34,134
 6/30/2011                 40,729                  33,609
 7/31/2011                 41,189                  33,460
 8/31/2011                 37,273                  30,470
 9/30/2011                 30,643                  26,027
10/31/2011                 34,020                  29,475
11/30/2011                 32,357                  27,511
12/31/2011                 31,498                  27,179
 1/31/2012                 35,049                  30,262
 2/29/2012                 37,911                  32,074
 3/31/2012                 36,922                  31,004
 4/30/2012                 36,038                  30,633
 5/31/2012                 32,735                  27,198
 6/30/2012                 33,989                  28,248
 7/31/2012                 33,562                  28,799
 8/31/2012                 34,433                  28,703
 9/30/2012                 36,446                  30,435
10/31/2012                 36,303                  30,250
11/30/2012                 36,928                  30,634
12/31/2012                 39,198                  32,132
 1/31/2013                 39,920                  32,575
 2/28/2013                 40,327                  32,166
 3/31/2013                 40,138                  31,612
 4/30/2013                 40,953                  31,850
 5/31/2013                 40,360                  31,033
 6/30/2013                 36,869                  29,057
 7/31/2013                 37,036                  29,361
 8/31/2013                 35,489                  28,856          Past performance is not predictive of
 9/30/2013                 38,080                  30,733          future performance.
10/31/2013                 39,542                  32,226
                                                                   The returns shown do not reflect the
                                                                   deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
         AVERAGE ANNUAL      ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN        YEAR      YEARS      YEARS
         ----------------------------------------------------      MSCI data copyright MSCI 2013, all
                             8.92%     22.02%     14.74%           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2013

                                    [CHART]

                      Emerging Markets Value       MSCI Emerging Markets
                       Portfolio - Class R2        Index (net dividends)
                      -----------------------      ---------------------
  1/29/2008                  $10,000                      $10,000
  1/31/2008                   10,050                        9,871
  2/29/2008                   10,450                       10,599
  3/31/2008                   10,097                       10,038
  4/30/2008                   10,872                       10,853
  5/31/2008                   10,962                       11,054
  6/30/2008                    9,677                        9,952
  7/31/2008                    9,489                        9,576
  8/31/2008                    8,674                        8,811
  9/30/2008                    7,174                        7,269
 10/31/2008                    4,949                        5,280
 11/30/2008                    4,569                        4,882
 12/31/2008                    5,120                        5,263
  1/31/2009                    4,675                        4,923
  2/28/2009                    4,262                        4,646
  3/31/2009                    5,002                        5,313
  4/30/2009                    5,996                        6,197
  5/31/2009                    7,342                        7,256
  6/30/2009                    7,241                        7,159
  7/31/2009                    8,197                        7,964
  8/31/2009                    8,265                        7,935
  9/30/2009                    9,035                        8,655
 10/31/2009                    8,823                        8,666
 11/30/2009                    9,388                        9,038
 12/31/2009                    9,847                        9,395
  1/31/2010                    9,297                        8,871
  2/28/2010                    9,347                        8,902
  3/31/2010                   10,147                        9,621
  4/30/2010                   10,246                        9,738
  5/31/2010                    9,147                        8,881
  6/30/2010                    9,199                        8,816
  7/31/2010                   10,085                        9,550
  8/31/2010                    9,864                        9,365
  9/30/2010                   11,031                       10,405
 10/31/2010                   11,444                       10,707
 11/30/2010                   11,031                       10,425
 12/31/2010                   11,960                       11,169
  1/31/2011                   11,583                       10,866
  2/28/2011                   11,391                       10,764
  3/31/2011                   12,043                       11,397
  4/30/2011                   12,466                       11,751
  5/31/2011                   11,990                       11,443
  6/30/2011                   11,738                       11,267
  7/31/2011                   11,639                       11,217
  8/31/2011                   10,454                       10,214
  9/30/2011                    8,577                        8,725
 10/31/2011                    9,701                        9,881
 11/30/2011                    9,206                        9,222
 12/31/2011                    8,875                        9,111
  1/31/2012                   10,102                       10,144
  2/29/2012                   10,714                       10,752
  3/31/2012                   10,253                       10,393
  4/30/2012                    9,918                       10,269
  5/31/2012                    8,817                        9,117
  6/30/2012                    9,214                        9,469
  7/31/2012                    9,155                        9,654
  8/31/2012                    9,279                        9,622
  9/30/2012                    9,873                       10,202
 10/31/2012                    9,742                       10,140
 11/30/2012                    9,849                       10,269
 12/31/2012                   10,564                       10,771
  1/31/2013                   10,734                       10,920
  2/28/2013                   10,550                       10,783
  3/31/2013                   10,459                       10,597
  4/30/2013                   10,547                       10,677
  5/31/2013                   10,243                       10,403
  6/30/2013                    9,377                        9,741           Past performance is not predictive of
  7/31/2013                    9,559                        9,842           future performance.
  8/31/2013                    9,356                        9,673
  9/30/2013                   10,045                       10,302           The returns shown do not reflect the
 10/31/2013                   10,497                       10,803           deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM                redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       01/29/2008
         ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                              7.75%      16.23%        0.85%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                         Emerging Markets
                         Value Portfolio-         MSCI Emerging Markets
                       Institutional Class        Index (net dividends)
                     -----------------------      ---------------------
  10/31/2003                 $10,000                    $10,000
  11/30/2003                  10,113                     10,122
  12/31/2003                  11,330                     10,855
   1/31/2004                  11,641                     11,234
   2/29/2004                  12,394                     11,749
   3/31/2004                  12,550                     11,896
   4/30/2004                  11,666                     10,922
   5/31/2004                  11,322                     10,704
   6/30/2004                  11,528                     10,749
   7/31/2004                  11,676                     10,552
   8/31/2004                  12,195                     10,990
   9/30/2004                  12,998                     11,624
  10/31/2004                  13,404                     11,902
  11/30/2004                  14,854                     13,004
  12/31/2004                  15,809                     13,628
   1/31/2005                  16,068                     13,663
   2/28/2005                  17,533                     14,855
   3/31/2005                  16,251                     13,873
   4/30/2005                  15,673                     13,501
   5/31/2005                  15,899                     13,971
   6/30/2005                  16,421                     14,445
   7/31/2005                  17,616                     15,455
   8/31/2005                  17,896                     15,587
   9/30/2005                  19,332                     17,039
  10/31/2005                  18,122                     15,925
  11/30/2005                  19,460                     17,243
  12/31/2005                  20,680                     18,262
   1/31/2006                  22,656                     20,301
   2/28/2006                  22,743                     20,277
   3/31/2006                  23,511                     20,456
   4/30/2006                  25,562                     21,913
   5/31/2006                  22,790                     19,617
   6/30/2006                  22,583                     19,569
   7/31/2006                  23,117                     19,849
   8/31/2006                  23,537                     20,355
   9/30/2006                  24,014                     20,524
  10/31/2006                  25,680                     21,499
  11/30/2006                  27,558                     23,097
  12/31/2006                  28,524                     24,137
   1/31/2007                  28,962                     23,877
   2/28/2007                  29,124                     23,735
   3/31/2007                  30,640                     24,680
   4/30/2007                  33,081                     25,823
   5/31/2007                  35,594                     27,102
   6/30/2007                  36,605                     28,372
   7/31/2007                  38,339                     29,869
   8/31/2007                  37,101                     29,235
   9/30/2007                  40,445                     32,463
  10/31/2007                  44,882                     36,084
  11/30/2007                  41,607                     33,526
  12/31/2007                  41,541                     33,643
   1/31/2008                  37,405                     29,445
   2/29/2008                  38,899                     31,618
   3/31/2008                  37,590                     29,945
   4/30/2008                  40,489                     32,375
   5/31/2008                  40,835                     32,976
   6/30/2008                  36,084                     29,687
   7/31/2008                  35,376                     28,567
   8/31/2008                  32,346                     26,285
   9/30/2008                  26,765                     21,685
  10/31/2008                  18,454                     15,750
  11/30/2008                  17,052                     14,565
  12/31/2008                  19,134                     15,701
   1/31/2009                  17,407                     14,687
   2/28/2009                  15,928                     13,858
   3/31/2009                  18,683                     15,850
   4/30/2009                  22,357                     18,487
   5/31/2009                  27,386                     21,646
   6/30/2009                  27,049                     21,355
   7/31/2009                  30,676                     23,756
   8/31/2009                  30,903                     23,671
   9/30/2009                  33,754                     25,820
  10/31/2009                  32,956                     25,852
  11/30/2009                  35,054                     26,962
  12/31/2009                  36,791                     28,027
   1/31/2010                  34,696                     26,464
   2/28/2010                  34,965                     26,557
   3/31/2010                  38,043                     28,701
   4/30/2010                  38,289                     29,049
   5/31/2010                  34,275                     26,494
   6/30/2010                  34,489                     26,299
   7/31/2010                  37,680                     28,489
   8/31/2010                  36,997                     27,936
   9/30/2010                  41,438                     31,040
  10/31/2010                  42,856                     31,941
  11/30/2010                  41,462                     31,098
  12/31/2010                  44,906                     33,317
   1/31/2011                  43,503                     32,413
   2/28/2011                  42,770                     32,111
   3/31/2011                  45,229                     33,999
   4/30/2011                  46,843                     35,054
   5/31/2011                  45,055                     34,134
   6/30/2011                  44,132                     33,609
   7/31/2011                  43,758                     33,460
   8/31/2011                  39,316                     30,470
   9/30/2011                  32,257                     26,027
  10/31/2011                  36,496                     29,475
  11/30/2011                  34,647                     27,511
  12/31/2011                  33,402                     27,179
   1/31/2012                  38,034                     30,262
   2/29/2012                  40,350                     32,074
   3/31/2012                  38,613                     31,004
   4/30/2012                  37,352                     30,633
   5/31/2012                  33,222                     27,198
   6/30/2012                  34,724                     28,248
   7/31/2012                  34,504                     28,799
   8/31/2012                  34,983                     28,703
   9/30/2012                  37,233                     30,435
  10/31/2012                  36,751                     30,250
  11/30/2012                  37,154                     30,634
  12/31/2012                  39,870                     32,132
   1/31/2013                  40,511                     32,575
   2/28/2013                  39,830                     32,166
   3/31/2013                  39,489                     31,612
   4/30/2013                  39,836                     31,850
   5/31/2013                  38,700                     31,033
   6/30/2013                  35,441                     29,057            Past performance is not predictive of
   7/31/2013                  36,129                     29,361            future performance.
   8/31/2013                  35,360                     28,856
   9/30/2013                  37,973                     30,733            The returns shown do not reflect the
  10/31/2013                  39,694                     32,226            deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                8.01%       16.55%      14.78%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
APRIL 5, 2005-OCTOBER 31, 2013

                                    [CHART]

                     Emerging Markets Core       MSCI Emerging Markets
                        Equity Portfolio         Index (net dividends)
                    -----------------------      ---------------------
  4/5/2005                 $10,000                    $10,000
 4/30/2005                   9,580                      9,682
 5/31/2005                   9,720                     10,019
 6/30/2005                   9,980                     10,359
 7/31/2005                  10,653                     11,083
 8/31/2005                  10,763                     11,178
 9/30/2005                  11,511                     12,219
10/31/2005                  10,898                     11,421
11/30/2005                  11,612                     12,365
12/31/2005                  12,295                     13,096
 1/31/2006                  13,395                     14,559
 2/28/2006                  13,416                     14,542
 3/31/2006                  13,684                     14,670
 4/30/2006                  14,624                     15,714
 5/31/2006                  12,988                     14,068
 6/30/2006                  12,775                     14,034
 7/31/2006                  13,019                     14,235
 8/31/2006                  13,333                     14,597
 9/30/2006                  13,598                     14,719
10/31/2006                  14,487                     15,418
11/30/2006                  15,490                     16,564
12/31/2006                  16,100                     17,310
 1/31/2007                  16,327                     17,123
 2/28/2007                  16,204                     17,022
 3/31/2007                  16,906                     17,699
 4/30/2007                  18,042                     18,519
 5/31/2007                  19,353                     19,436
 6/30/2007                  19,811                     20,347
 7/31/2007                  20,485                     21,421
 8/31/2007                  19,956                     20,965
 9/30/2007                  21,671                     23,281
10/31/2007                  23,924                     25,877
11/30/2007                  22,181                     24,043
12/31/2007                  22,136                     24,127
 1/31/2008                  19,968                     21,116
 2/29/2008                  20,621                     22,675
 3/31/2008                  19,871                     21,475
 4/30/2008                  21,378                     23,218
 5/31/2008                  21,473                     23,648
 6/30/2008                  19,079                     21,290
 7/31/2008                  18,877                     20,487
 8/31/2008                  17,623                     18,850
 9/30/2008                  14,861                     15,551
10/31/2008                  10,661                     11,295
11/30/2008                   9,949                     10,445
12/31/2008                  10,922                     11,260
 1/31/2009                   9,948                     10,533
 2/28/2009                   9,277                      9,938
 3/31/2009                  10,741                     11,367
 4/30/2009                  12,702                     13,258
 5/31/2009                  15,206                     15,523
 6/30/2009                  15,058                     15,314
 7/31/2009                  16,880                     17,036
 8/31/2009                  16,946                     16,975
 9/30/2009                  18,408                     18,516
10/31/2009                  18,068                     18,539
11/30/2009                  19,175                     19,336
12/31/2009                  20,050                     20,099
 1/31/2010                  18,950                     18,978
 2/28/2010                  19,159                     19,045
 3/31/2010                  20,812                     20,583
 4/30/2010                  21,010                     20,832
 5/31/2010                  18,974                     19,000
 6/30/2010                  19,134                     18,860
 7/31/2010                  20,862                     20,431
 8/31/2010                  20,585                     20,034
 9/30/2010                  23,045                     22,260
10/31/2010                  23,724                     22,906
11/30/2010                  23,090                     22,302
12/31/2010                  24,785                     23,893
 1/31/2011                  24,003                     23,245
 2/28/2011                  23,589                     23,028
 3/31/2011                  24,931                     24,382
 4/30/2011                  25,915                     25,138
 5/31/2011                  25,199                     24,479
 6/30/2011                  24,849                     24,102
 7/31/2011                  24,793                     23,995
 8/31/2011                  22,555                     21,851
 9/30/2011                  18,823                     18,665
10/31/2011                  21,213                     21,138
11/30/2011                  20,307                     19,729
12/31/2011                  19,668                     19,491
 1/31/2012                  21,984                     21,702
 2/29/2012                  23,365                     23,002
 3/31/2012                  22,635                     22,234
 4/30/2012                  22,133                     21,968
 5/31/2012                  19,805                     19,505
 6/30/2012                  20,693                     20,258
 7/31/2012                  20,705                     20,653
 8/31/2012                  20,923                     20,584
 9/30/2012                  22,115                     21,826
10/31/2012                  21,965                     21,693
11/30/2012                  22,300                     21,969
12/31/2012                  23,698                     23,043
 1/31/2013                  23,907                     23,361
 2/28/2013                  23,744                     23,067
 3/31/2013                  23,492                     22,670
 4/30/2013                  23,759                     22,841
 5/31/2013                  23,108                     22,255
 6/30/2013                  21,448                     20,838
 7/31/2013                  21,740                     21,056             Past performance is not predictive of
 8/31/2013                  21,178                     20,694             future performance.
 9/30/2013                  22,690                     22,040
10/31/2013                  23,668                     23,111             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM              redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       04/05/2005
         -----------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              7.75%      17.29%        10.57%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2013, an average of approximately 96% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2013, the total return was 26.99% for the Portfolio and 27.18% for the S&P 500(R) Index. Relative to the Index, the Portfolio's underperformance was primarily due to the performance of the fixed income component of the Portfolio. The return of the fixed income component was slightly less than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio seeks to capture the returns of U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 830 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on June 25, 2013, through October 31, 2013, total returns were 11.01% for the Portfolio and 12.13% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had higher average cash balances than the Index in June 2013, the month it launched, which was primarily responsible for the Portfolio's relative underperformance compared to the Index as U.S. equities generally had positive returns in the last days of June. The Portfolio's relative underperformance was partly offset by its greater exposure than the Index to smaller stocks within the large cap universe, which generally outperformed larger stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.52% for the Portfolio and 28.29% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Master Fund's higher weight helped the Portfolio's relative performance. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 40.39% for the Portfolio's Class R1 shares, 40.10% for the Portfolio's Class R2 shares, 40.40% for the Portfolio's Institutional Class shares, and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of REITs and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as these sectors underperformed the overall Index during the period.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,200 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 39.35% for the Portfolio and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 32.32% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 33.66% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 36.80% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,200 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 39.03% for the Portfolio and 36.28% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. The Portfolio excluded certain extreme small cap growth stocks, as measured by book-to-market ratio and other metrics, which were held by the Index. These stocks generally underperformed relative to the Index, and their exclusion from the Portfolio also benefited the Portfolio's relative performance.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio seeks to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 41.34% for the Portfolio and 36.28% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to small and mid-cap stocks. Micro cap stocks generally outperformed small and mid-cap stocks during the period, and the Portfolio's greater exposure than the Index to micro cap stocks contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. The Portfolio excluded certain extreme small cap growth stocks, as measured by book-to-market ratio and other metrics, which were held by the Index. These stocks generally underperformed, and their exclusion from the Portfolio benefited the Portfolio's relative performance.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2013, the Portfolio held approximately 120 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2013, total returns were 10.28% for the Portfolio, 9.96% for the Dow Jones U.S. Select REIT Index/SM/, and 27.18% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio has a lower market cap floor than the Dow Jones U.S. Select REIT Index/SM/ and invests in small cap REITs that may not be included in the Index. In addition, the Index excludes net lease REITs, which are eligible for the Portfolio. These securities held by the Portfolio and excluded by the Index, particularly net lease REITs, generally outperformed during the period and benefited the Portfolio's relative performance.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2013

   Publicly traded global real estate investment trusts ("REITs") produced positive overall returns during the one-year period ended October 31, 2013. In most of the world, REITs trailed equities but exceeded fixed income returns. REITs in the U.K., Continental Europe, and Japan produced the strongest returns while REITs in emerging markets generally underperformed. The largest REIT market, the United States, had positive returns. On a global basis, specialized and industrial REITs had the biggest gains. Residential REITs were the weakest performers but still delivered positive returns.

       12 MONTHS ENDED OCTOBER 31, 2013
                                                      U.S. DOLLAR RETURN
       -                                              ------------------
       S&P Global ex U.S. REIT Index (net dividends).       9.05%
       S&P Global REIT Index (net dividends).........       9.77%

Source: Standard and Poor's. Copyright S&P, 2013. All rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 24.85% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. By design, the Portfolio had slightly greater exposure than the Index to smaller stocks within the large cap universe. These smaller stocks generally outperformed larger stocks within the large cap universe and contributed to the Portfolio's outperformance relative to the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 27.98% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally outperformed international large cap and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks benefited the Portfolio's performance relative to the Index. The Portfolio's greater exposure to deeper value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Funds collectively held approximately 4,200 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 30.66% for the Portfolio and 27.81% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had a lesser allocation to Canadian securities, which contributed to the Portfolio's outperformance relative to the Index as Canadian securities significantly underperformed. In addition, within the materials sector, the Portfolio's holdings in Canada and Australia significantly outperformed those of the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 30.06% for the Portfolio and 30.99% for the MSCI Japan Small Cap Index (net dividends). The Master Fund's lesser exposure than the Index to GungHo Online Entertainment, Inc., an online gaming company that significantly outperformed, was primarily responsible for the Portfolio's underperformance relative to the Index. To a lesser extent, the Master Fund's exclusion of real estate investment trusts ("REITs") benefited the Portfolio's relative performance as REITs underperformed during the period.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 940 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 10.46% for the Portfolio and 6.83% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's greater weight in the consumer discretionary sector and lesser weight in the materials sector contributed to the Portfolio's outperformance relative to the Index as consumer discretionary generally outperformed and materials generally underperformed. The Master Fund's exclusion of real estate investment trusts ("REITs") also had a small positive impact on the Portfolio's relative performance as REITs underperformed during the period.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 350 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 36.81% for the Portfolio and 35.72% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund had a lesser allocation to the energy sector, which contributed to the Portfolio's outperformance relative to the Index as energy significantly underperformed. The Master Fund's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,200 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 42.99% for the Portfolio and 42.99% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Master Fund's exclusion of real estate investment trusts ("REITs") had a positive impact on the Portfolio's relative performance as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2013, the Portfolio held approximately 220 securities in 20 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2013, total returns were 9.24% for the Portfolio and 9.05% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's outperformance relative to the Index.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2013, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of that date, the Underlying Funds held approximately 350 securities in 21 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 9.74% for the Portfolio and 9.77% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. The Portfolio generally performed in-line with the Index.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,000 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 37.79% for the Portfolio and 27.81% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. Within the small cap universe, the Portfolio's greater exposure to value stocks, as measured by book-to-market, contributed to the Portfolio's outperformance relative to the Index as these stocks generally outperformed. Differences in holdings in the materials and industrials sectors also contributed significantly to the Portfolio's outperformance relative to the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 4,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 29.52% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally outperformed international mid cap and large cap stocks during the period, and the Portfolio's greater exposure to small cap stocks contributed to the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to deeper value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 4,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 23.61% for the Portfolio and 20.29% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks generally outperformed growth stocks during the period, particularly in developed markets. The Portfolio had greater exposure than the Index to value stocks, which contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally outperformed large and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio seeks to capture the returns of value stocks in international developed and emerging markets by purchasing shares of four funds managed by Dimensional: The DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 8,200 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on November 1, 2012, through October 31, 2013, total returns were 26.90% for the Portfolio and 22.89% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds focus on small and mid-cap securities that are considered value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks, particularly within the developed markets small cap universe, generally outperformed growth stocks during the period. The Portfolio had greater exposure than the Index to these stocks, which contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio seeks to capture the returns of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics, by purchasing shares of two funds managed by Dimensional: The International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 8,800 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on April 9, 2013, through October 31, 2013, total returns were 9.62% for the Portfolio and 11.08% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio had a higher than average cash balance around the time of its launch in April 2013. As developed and emerging market equities generally had positive returns in April, the higher cash balance was primarily responsible for the Portfolio's underperformance relative to the Index. The Portfolio's relative underperformance was partly offset by its greater exposure than the Index to small cap stocks and value stocks, both of which generally outperformed relative to the Index during the period. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds held approximately 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2013, total returns were 26.86% for the Portfolio and 23.29% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. The Portfolio had greater exposure than the Index to value stocks, as measured by book-to-market ratio. This emphasis on small cap and value, particularly in the U.S., was primarily responsible for the Portfolio's outperformance relative to the Index as small cap stocks and value stocks generally outperformed large and mid cap stocks and growth stocks, respectively, during the period. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs generally underperformed during the period. The Portfolio had greater exposure than the Index to emerging markets, which detracted from the Portfolio's relative performance as emerging markets generally underperformed during the period. The Portfolio's currency hedging in Japanese yen also contributed to the Portfolio's outperformance relative to the Index during the period.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 6.58% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in country weights between the Master Fund and the Index contributed to relative performance differences. In addition, differences in holdings within the financial sector contributed to the Master Fund's outperformance relative to the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 3,100 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 8.92% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks over the period. The Master Fund's significantly greater exposure to small cap stocks was primarily responsible for the Portfolio's outperformance relative to the Index.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio seeks to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 7.75% for the Portfolio's Class R2 shares, 8.01% for the Portfolio's Institutional Class shares, and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Master Fund's greater exposure to small cap stocks value was primarily responsible for the Portfolio's outperformance relative to the Index. The Master Fund's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 3,900 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 7.75% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Portfolio's greater exposure to small cap stocks was primarily responsible for the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to value stocks, as measured by book-to-market, also contributed to the Portfolio's relative performance as these stocks generally outperformed the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2013
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/13  10/31/13    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,110.50    0.24%    $1.28
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.00    0.24%    $1.22

 U.S. LARGE CAP EQUITY PORTFOLIO+
 --------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,110.10    0.19%    $0.70
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.25    0.19%    $0.97

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/13  10/31/13    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,144.80    0.27%    $1.46
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.84    0.27%    $1.38

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,182.90    0.46%    $2.53
    Class R2 Shares................. $1,000.00 $1,181.40    0.62%    $3.41
    Institutional Class Shares...... $1,000.00 $1,182.60    0.37%    $2.04
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.89    0.46%    $2.35
    Class R2 Shares................. $1,000.00 $1,022.08    0.62%    $3.16
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,172.70    0.52%    $2.85
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.58    0.52%    $2.65

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,139.70    0.19%    $1.02
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,146.40    0.22%    $1.19
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.10    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,164.10    0.32%    $1.75
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%    $1.63

   U.S. SMALL CAP PORTFOLIO
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,193.10    0.37%    $2.05
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          BEGINNING  ENDING              EXPENSES
                                           ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                            VALUE    VALUE     EXPENSE    DURING
                                          05/01/13  10/31/13    RATIO*   PERIOD*
                                          --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,213.50    0.52%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.58    0.52%    $2.65

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  929.70    0.18%    $0.88
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,086.20    0.28%    $1.47
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.79    0.28%    $1.43

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,109.20    0.38%    $2.02
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.29    0.38%    $1.94

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,132.40    0.53%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,033.70    0.54%    $2.77
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,000.40    0.55%    $2.77
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,190.40    0.59%    $3.26
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.23    0.59%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,230.40    0.57%    $3.20
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.33    0.57%    $2.91

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  946.50    0.39%    $1.91
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.24    0.39%    $1.99

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  936.50    0.32%    $1.56
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.59    0.32%    $1.63

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,152.70    0.67%    $3.64
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.83    0.67%    $3.41

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.00    0.51%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.63    0.51%    $2.60

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,094.70    0.60%    $3.17
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.18    0.60%    $3.06

WORLD EX U.S. TARGETED VALUE PORTFOLIO***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,098.80    0.79%    $4.18
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.22    0.79%    $4.02

WORLD EX U.S. CORE EQUITY PORTFOLIO***
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,078.90    0.47%    $2.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.84    0.47%    $2.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/13  10/31/13    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,100.10    0.40%    $2.12
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,005.10    0.55%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.43    0.55%    $2.80

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................. $1,000.00 $  965.50    0.71%    $3.52
Hypothetical 5% Annual Return
   Institutional Class Shares................. $1,000.00 $1,021.63    0.71%    $3.62

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  995.20    0.79%    $3.97
 Institutional Class Shares................... $1,000.00 $  996.40    0.54%    $2.72
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.22    0.79%    $4.02
 Institutional Class Shares................... $1,000.00 $1,022.48    0.54%    $2.75

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  996.20    0.61%    $3.07
Hypothetical 5% Annual Return
   Institutional Class Shares................. $1,000.00 $1,022.13    0.61%    $3.11

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

+ U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013.
  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (129), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2013 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Companies' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            AFFILIATED INVESTMENT COMPANIES
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     ENHANCED U.S LARGE COMPANY PORTFOLIO
              Corporate....................................  25.9%
              Government...................................  40.9%
              Foreign Corporate............................  15.0%
              Foreign Government...........................  14.7%
              Supranational................................   3.5%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                        U.S. LARGE CAP EQUITY PORTFOLO
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   9.2%
              Energy.......................................  10.9%
              Financials...................................  13.7%
              Health Care..................................  11.9%
              Industrials..................................  12.9%
              Information Technology.......................  17.8%
              Materials....................................   4.4%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   3.4%
              Energy.......................................  10.6%
              Financials...................................  25.7%
              Health Care..................................   6.4%
              Industrials..................................  15.8%
              Information Technology.......................  14.8%
              Materials....................................   7.5%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   1.4%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   3.9%
              Energy.......................................  10.5%
              Financials...................................  27.0%
              Health Care..................................   4.3%
              Industrials..................................  17.3%
              Information Technology.......................  13.9%
              Materials....................................   6.3%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   0.4%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   7.3%
              Energy.......................................  10.4%
              Financials...................................  17.3%
              Health Care..................................  11.2%
              Industrials..................................  13.2%
              Information Technology.......................  16.3%
              Materials....................................   4.7%
              Other........................................    --
              Telecommunication Services...................   2.0%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................   6.1%
              Energy.......................................  11.6%
              Financials...................................  20.2%
              Health Care..................................  10.7%
              Industrials..................................  13.7%
              Information Technology.......................  14.0%
              Materials....................................   4.9%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   5.1%
              Energy.......................................  11.5%
              Financials...................................  24.5%
              Health Care..................................   8.2%
              Industrials..................................  13.9%
              Information Technology.......................  12.7%
              Materials....................................   6.0%
              Other........................................    --
              Telecommunication Services...................   1.9%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  18.8%
              Consumer Staples.............................   4.4%
              Energy.......................................   5.2%
              Financials...................................  16.8%
              Health Care..................................   9.6%
              Industrials..................................  18.2%
              Information Technology.......................  18.0%
              Materials....................................   5.1%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   0.6%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                           U.S. MICRO CAP PORTFOLIO
              Consumer Discretionary.......................  19.3%
              Consumer Staples.............................   4.3%
              Energy.......................................   5.2%
              Financials...................................  17.5%
              Health Care..................................   9.4%
              Industrials..................................  17.8%
              Information Technology.......................  17.8%
              Materials....................................   6.0%
              Other........................................    --
              Telecommunication Services...................   1.1%
              Utilities....................................   1.6%
                                                            -----
                                                            100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO
              Consumer Discretionary.......................  11.6%
              Consumer Staples.............................  10.3%
              Energy.......................................   8.8%
              Financials...................................  25.8%
              Health Care..................................   9.2%
              Industrials..................................  12.6%
              Information Technology.......................   4.2%
              Materials....................................   9.1%
              Other........................................    --
              Telecommunication Services...................   5.2%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   6.6%
              Energy.......................................   8.7%
              Financials...................................  26.6%
              Health Care..................................   5.3%
              Industrials..................................  16.9%
              Information Technology.......................   5.5%
              Materials....................................  10.6%
              Other........................................    --
              Telecommunication Services...................   3.2%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Consumer Discretionary.......................   0.1%
              Financials...................................   0.5%
              Health Care..................................    --
              Other........................................    --
              Real Estate Investment Trusts................  99.4%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  20.6%
              Consumer Staples.............................   3.6%
              Energy.......................................   4.7%
              Financials...................................  19.8%
              Health Care..................................   2.0%
              Industrials..................................  27.9%
              Information Technology.......................   4.9%
              Materials....................................  15.9%
              Other........................................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   5.8%
              Energy.......................................   8.0%
              Financials...................................  25.5%
              Health Care..................................   4.3%
              Industrials..................................  19.1%
              Information Technology.......................   6.1%
              Materials....................................  12.2%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  10.7%
              Consumer Staples.............................   7.5%
              Energy.......................................   9.8%
              Financials...................................  25.0%
              Health Care..................................   2.5%
              Industrials..................................  10.8%
              Information Technology.......................  13.4%
              Materials....................................  12.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   4.2%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
BONDS -- (55.2%)
AUSTRALIA -- (4.3%)
Commonwealth Bank of Australia
^^  3.500%, 03/19/15.............................   4,000 $  4,158,428
Westpac Banking Corp.
^^  1.125%, 09/25/15.............................   4,930    4,979,975
                                                          ------------
TOTAL AUSTRALIA..................................            9,138,403
                                                          ------------

BELGIUM -- (1.2%)
Belgium Government International Bond
^^  2.750%, 03/05/15.............................   2,500    2,573,925
                                                          ------------

CANADA -- (8.9%)
Bank of Nova Scotia
^^  1.850%, 01/12/15.............................   5,000    5,081,080
Enbridge, Inc.
^^  5.800%, 06/15/14.............................   1,100    1,131,541
Manitoba, Province of Canada
^^  2.625%, 07/15/15.............................   4,500    4,666,410
Ontario, Province of Canada
^^  0.950%, 05/26/15.............................   4,500    4,537,935
Thomson Reuters Corp.
^^  5.700%, 10/01/14.............................     800      837,010
TransAlta Corp.
^^  4.750%, 01/15/15.............................     925      963,619
TransCanada PipeLines, Ltd.
^^  3.400%, 06/01/15.............................   1,500    1,565,930
                                                          ------------
TOTAL CANADA.....................................           18,783,525
                                                          ------------

FRANCE -- (2.0%)
BNP Paribas SA
^^  3.250%, 03/11/15.............................   1,500    1,550,738
Orange SA
^^  4.375%, 07/08/14.............................   1,000    1,023,692
Total Capital SA
^^  3.125%, 10/02/15.............................   1,587    1,663,003
                                                          ------------
TOTAL FRANCE.....................................            4,237,433
                                                          ------------

NETHERLANDS -- (6.7%)
Bank Nederlandse Gemeenten
^^  3.125%, 01/12/15.............................   1,500    1,548,684
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
^^  2.500%, 12/12/13.............................   2,000    2,004,134
^^  2.125%, 10/13/15.............................   2,532    2,599,521
Nederlandse Waterschapsbank NV
^^  3.000%, 03/17/15.............................   2,900    3,003,599
Netherlands Government Bond
^^  0.250%, 09/12/15.............................   5,000    4,987,070
                                                          ------------
TOTAL NETHERLANDS................................           14,143,008
                                                          ------------

                                                    FACE
                                                   AMOUNT^      VALUE+
                                                   -------      ------
                                                    (000)
NEW ZEALAND -- (2.4%)
New Zealand Government Bond
^^  6.000%, 04/15/15.............................  NZD 6,000 $  5,161,871
                                                             ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.5%)
Inter-American Development Bank
^^  2.250%, 07/15/15.............................      2,500    2,580,848
International Finance Facility for Immunisation
^^  3.375%, 05/15/14.............................  GBP 3,000    4,873,596
                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               7,454,444
                                                             ------------

SWEDEN -- (2.1%)
Svensk Exportkredit AB
^^  0.625%, 09/04/15.............................      4,500    4,515,255
                                                             ------------

UNITED KINGDOM -- (2.0%)
Barclays Bank P.L.C.
^^  5.200%, 07/10/14.............................        300      309,725
BP Capital Markets P.L.C.
^^  3.875%, 03/10/15.............................      1,500    1,566,489
Royal Bank of Scotland Group P.L.C.
^^  2.550%, 09/18/15.............................        700      716,926
Vodafone Group P.L.C.
^^  5.000%, 12/16/13.............................      1,000    1,005,330
^^  4.150%, 06/10/14.............................        500      510,728
                                                             ------------
TOTAL UNITED KINGDOM.............................               4,109,198
                                                             ------------

UNITED STATES -- (22.1%)
American Express Co.
^^  7.250%, 05/20/14............................. $    1,100    1,140,621
American International Group, Inc.
^^  3.000%, 03/20/15.............................      1,500    1,543,209
Amgen, Inc.
^^  4.850%, 11/18/14.............................      1,900    1,984,955
Anheuser-Busch InBev Worldwide, Inc.
^^  0.800%, 07/15/15.............................      1,000    1,004,595
Assurant, Inc.
^^  5.625%, 02/15/14.............................      1,000    1,013,837
AT&T, Inc.
^^  2.500%, 08/15/15.............................      1,606    1,652,152
Bank of America Corp.
^^  7.375%, 05/15/14.............................      1,000    1,035,292
Capital One Financial Corp.
^^  2.125%, 07/15/14.............................      1,000    1,010,868
Citigroup, Inc.
^^  6.375%, 08/12/14.............................        762      795,436

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CNA Financial Corp.
^^  5.850%, 12/15/14.............................   1,000 $ 1,053,937
Coca-Cola Enterprises, Inc.
^^  1.125%, 11/12/13.............................   1,921   1,921,271
Constellation Energy Group, Inc.
^^  4.550%, 06/15/15.............................   1,000   1,054,155
Daimler Finance North America LLC
^^  6.500%, 11/15/13.............................   1,500   1,502,546
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
^^  4.750%, 10/01/14.............................   1,500   1,555,051
Enterprise Products Operating LLC
^^  5.600%, 10/15/14.............................     500     523,424
Express Scripts Holding Co.
^^  2.100%, 02/12/15.............................   1,000   1,015,780
Ford Motor Credit Co. LLC
^^  2.750%, 05/15/15.............................   1,000   1,026,509
Freeport-McMoRan Copper & Gold, Inc.
^^  1.400%, 02/13/15.............................     500     502,538
General Electric Capital Corp.
^^  4.875%, 03/04/15.............................   1,200   1,268,087
Goldman Sachs Group, Inc. (The)
^^  5.125%, 01/15/15.............................     894     939,233
Hartford Financial Services Group, Inc.
^^  4.750%, 03/01/14.............................   1,580   1,599,780
HSBC USA, Inc.
^^  2.375%, 02/13/15.............................   1,000   1,023,009
International Paper Co.
^^  5.300%, 04/01/15.............................   1,050   1,112,894
JPMorgan Chase & Co.
^^  2.050%, 01/24/14.............................   1,000   1,004,057
MetLife, Inc.
^^  5.000%, 11/24/13.............................     350     350,882
Morgan Stanley
^^  4.200%, 11/20/14.............................   1,500   1,554,595
National City Corp.
^^  4.900%, 01/15/15.............................   1,500   1,576,506
NextEra Energy Capital Holdings, Inc.
^^  1.200%, 06/01/15.............................   1,000   1,006,594
Safeway, Inc.
^^  5.625%, 08/15/14.............................   1,500   1,542,330
Spectra Energy Capital LLC
^^  5.500%, 03/01/14.............................   1,500   1,522,093
Time Warner Cable, Inc.
^^  3.500%, 02/01/15.............................   1,000   1,028,576
Toyota Motor Credit Corp.
^^  0.875%, 07/17/15.............................   2,000   2,014,134
Union Bank NA
^^  2.125%, 12/16/13.............................   1,050   1,052,267
Viacom, Inc.
^^  4.375%, 09/15/14.............................   1,500   1,547,665
WellPoint, Inc.
^^  5.000%, 12/15/14.............................   1,572   1,647,264

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
^^  1.500%, 07/01/15.............................   1,500 $  1,520,779
Williams Partners L.P.
^^  3.800%, 02/15/15.............................   1,000    1,036,267
Xerox Corp.
^^  4.250%, 02/15/15.............................   1,000    1,041,707
                                                          ------------
TOTAL UNITED STATES..............................           46,724,895
                                                          ------------
TOTAL BONDS......................................          116,841,957
                                                          ------------

AGENCY OBLIGATIONS -- (26.4%)
Federal Home Loan Bank
^^  0.375%, 08/28/15.............................  11,000   11,016,093
^^  1.750%, 09/11/15.............................   4,000    4,104,364
Federal Home Loan Mortgage Corporation
^^  1.750%, 09/10/15.............................  23,500   24,104,866
Federal National Mortgage Association
^^  4.375%, 10/15/15.............................   5,000    5,390,740
^^  1.625%, 10/26/15.............................  11,000   11,273,592
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................           55,889,655
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (14.7%)
U.S. Treasury Notes
^^  1.250%, 08/31/15.............................   5,000    5,088,085
^^  0.250%, 09/15/15.............................  26,000   25,978,680
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           31,066,765
                                                          ------------

                                                  SHARES
                                                  ------       -

EXCHANGE-TRADED FUNDS -- (3.7%)
UNITED STATES -- (3.7%)
^^  SPDR S&P 500 ETF Trust.......................  44,100 $  7,749,693
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $207,572,600)............................          $211,548,070
                                                          ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------
                                            LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                          ----------- ------------  ------- ------------
Bonds
  Australia..............................          -- $  9,138,403    --    $  9,138,403
  Belgium................................          --    2,573,925    --       2,573,925
  Canada.................................          --   18,783,525    --      18,783,525
  France.................................          --    4,237,433    --       4,237,433
  Netherlands............................          --   14,143,008    --      14,143,008
  New Zealand............................          --    5,161,871    --       5,161,871
  Supranational Organization Obligations.          --    7,454,444    --       7,454,444
  Sweden.................................          --    4,515,255    --       4,515,255
  United Kingdom.........................          --    4,109,198    --       4,109,198
  United States..........................          --   46,724,895    --      46,724,895
Agency Obligations.......................          --   55,889,655    --      55,889,655
U.S. Treasury Obligations................          --   31,066,765    --      31,066,765
Exchange-Traded Funds.................... $ 7,749,693           --    --       7,749,693
Forward Currency Contracts**.............          --     (217,267)   --        (217,267)
Futures Contracts**......................   7,914,250           --    --       7,914,250
                                          ----------- ------------    --    ------------
TOTAL.................................... $15,663,943 $203,581,110    --    $219,245,053
                                          =========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------    ------    ---------------
   COMMON STOCKS -- (78.8%)
   Consumer Discretionary -- (11.3%)
   #*  Amazon.com, Inc...................  2,368 $    862,023            0.6%
   #   Comcast Corp. Class A............. 12,656      602,172            0.4%
   #   Ford Motor Co..................... 29,889      511,401            0.4%
       Home Depot, Inc. (The)............ 10,741      836,616            0.6%
       McDonald's Corp...................  6,834      659,618            0.5%
   #   Walt Disney Co. (The)............. 11,484      787,688            0.6%
       Other Securities..................          14,923,649           11.1%
                                                 ------------           -----
   Total Consumer Discretionary..........          19,183,167           14.2%
                                                 ------------           -----
   Consumer Staples -- (7.2%)
       Altria Group, Inc................. 15,353      571,592            0.4%
       Coca-Cola Co. (The)............... 24,123      954,547            0.7%
       CVS Caremark Corp.................  8,794      547,514            0.4%
       PepsiCo, Inc...................... 11,559      971,996            0.7%
       Philip Morris International, Inc..  7,357      655,656            0.5%
       Procter & Gamble Co. (The)........ 16,427    1,326,480            1.0%
       Wal-Mart Stores, Inc.............. 14,077    1,080,410            0.8%
       Other Securities..................           6,156,227            4.5%
                                                 ------------           -----
   Total Consumer Staples................          12,264,422            9.0%
                                                 ------------           -----
   Energy -- (8.6%)
       Chevron Corp...................... 15,399    1,847,264            1.4%
   #   ConocoPhillips....................  9,824      720,099            0.5%
       Exxon Mobil Corp.................. 33,948    3,042,420            2.2%
       Occidental Petroleum Corp.........  6,368      611,837            0.4%
       Schlumberger, Ltd.................  9,413      882,186            0.6%
       Other Securities..................           7,529,797            5.7%
                                                 ------------           -----
   Total Energy..........................          14,633,603           10.8%
                                                 ------------           -----
   Financials -- (10.8%)
       Bank of America Corp.............. 60,004      837,656            0.6%
   *   Berkshire Hathaway, Inc. Class B..  7,001      805,675            0.6%
       Citigroup, Inc.................... 17,040      831,211            0.6%
       Goldman Sachs Group, Inc. (The)...  3,171      510,087            0.4%
       JPMorgan Chase & Co............... 21,278    1,096,668            0.8%
       Wells Fargo & Co.................. 35,385    1,510,586            1.1%
       Other Securities..................          12,832,461            9.5%
                                                 ------------           -----
   Total Financials......................          18,424,344           13.6%
                                                 ------------           -----
   Health Care -- (9.4%)
       AbbVie, Inc....................... 11,687      566,235            0.4%
       Amgen, Inc........................  4,379      507,964            0.4%
   #*  Gilead Sciences, Inc.............. 10,529      747,454            0.6%
       Johnson & Johnson................. 17,936    1,661,053            1.2%
       Merck & Co., Inc.................. 16,010      721,891            0.5%
       Pfizer, Inc....................... 42,830    1,314,024            1.0%
       UnitedHealth Group, Inc...........  8,727      595,705            0.4%
       Other Securities..................           9,891,997            7.3%
                                                 ------------           -----
   Total Health Care.....................          16,006,323           11.8%
                                                 ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                           SHARES      VALUE+    OF NET ASSETS**
                                                           ------      ------    ---------------
Industrials -- (10.1%)
      3M Co..............................................     5,226 $    657,692            0.5%
#     Boeing Co. (The)...................................     5,477      714,749            0.5%
#     Caterpillar, Inc...................................     6,084      507,162            0.4%
      General Electric Co................................    60,931    1,592,736            1.2%
      Union Pacific Corp.................................     3,705      560,937            0.4%
#     United Parcel Service, Inc. Class B................     5,411      531,577            0.4%
      United Technologies Corp...........................     5,829      619,331            0.5%
      Other Securities...................................             12,050,736            8.8%
                                                                    ------------          ------
Total Industrials........................................             17,234,920           12.7%
                                                                    ------------          ------
Information Technology -- (14.1%)
      Apple, Inc.........................................     7,301    3,813,677            2.8%
      Cisco Systems, Inc.................................    37,573      845,392            0.6%
*     Google, Inc. Class A...............................     1,196    1,232,574            0.9%
#     Intel Corp.........................................    49,134    1,200,344            0.9%
      International Business Machines Corp...............     5,277      945,691            0.7%
      Mastercard, Inc. Class A...........................       840      602,364            0.5%
      Microsoft Corp.....................................    58,934    2,083,317            1.5%
      Oracle Corp........................................    22,445      751,907            0.6%
      QUALCOMM, Inc......................................    10,063      699,077            0.5%
#     Visa, Inc. Class A.................................     2,928      575,850            0.4%
      Other Securities...................................             11,166,673            8.3%
                                                                    ------------          ------
Total Information Technology.............................             23,916,866           17.7%
                                                                    ------------          ------
Materials -- (3.5%)
      Other Securities...................................              5,926,778            4.4%
                                                                    ------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc..........................................    28,648    1,037,057            0.8%
      Verizon Communications, Inc........................    29,531    1,491,611            1.1%
      Other Securities...................................                803,507            0.6%
                                                                    ------------          ------
Total Telecommunication Services.........................              3,332,175            2.5%
                                                                    ------------          ------
Utilities -- (1.8%)
      Other Securities...................................              3,161,345            2.3%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            134,083,943           99.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (1.3%)
      State Street Institutional Liquid Reserves, 0.073%  2,237,177    2,237,177            1.7%
                                                                    ------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (19.9%)
(S)@  DFA Short Term Investment Fund..................... 2,917,225   33,752,290           24.9%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $159,513,609)..................................             $170,073,410          125.6%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 19,183,167          --   --    $ 19,183,167
    Consumer Staples............   12,264,422          --   --      12,264,422
    Energy......................   14,633,603          --   --      14,633,603
    Financials..................   18,424,344          --   --      18,424,344
    Health Care.................   16,006,323          --   --      16,006,323
    Industrials.................   17,234,920          --   --      17,234,920
    Information Technology......   23,916,866          --   --      23,916,866
    Materials...................    5,926,778          --   --       5,926,778
    Telecommunication Services..    3,332,175          --   --       3,332,175
    Utilities...................    3,161,345          --   --       3,161,345
  Temporary Cash Investments....    2,237,177          --   --       2,237,177
  Securities Lending Collateral.           -- $33,752,290   --      33,752,290
                                 ------------ -----------   --    ------------
  TOTAL......................... $136,321,120 $33,752,290   --    $170,073,410
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                            VALUE+
                                                        ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................... $11,967,119,572
                                                        ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $7,741,066,829)............................. $11,967,119,572
                                                        ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (11.9%)
#*  Cabela's, Inc..........................   289,665 $   17,182,928            0.4%
    Dillard's, Inc. Class A................   211,147     17,309,831            0.4%
#   GameStop Corp. Class A.................   635,798     34,854,446            0.8%
*   Live Nation Entertainment, Inc.........   924,308     17,968,548            0.4%
#   Washington Post Co. (The) Class B......    30,743     19,777,587            0.5%
#   Wendy's Co. (The)...................... 2,246,594     19,522,902            0.5%
    Other Securities.......................              446,579,792           10.6%
                                                      --------------          ------
Total Consumer Discretionary...............              573,196,034           13.6%
                                                      --------------          ------
Consumer Staples -- (2.9%)
*   Hain Celestial Group, Inc. (The).......   189,025     15,732,551            0.4%
    Other Securities.......................              125,648,756            3.0%
                                                      --------------          ------
Total Consumer Staples.....................              141,381,307            3.4%
                                                      --------------          ------
Energy -- (9.2%)
    Nabors Industries, Ltd.................   991,502     17,331,455            0.4%
#   Patterson-UTI Energy, Inc..............   696,309     16,892,456            0.4%
*   Rowan Cos. P.L.C. Class A..............   671,277     24,219,674            0.6%
*   Superior Energy Services, Inc..........   633,713     17,002,520            0.4%
    Tesoro Corp............................   476,686     23,305,179            0.6%
    Tidewater, Inc.........................   297,291     17,902,864            0.4%
*   Whiting Petroleum Corp.................   384,511     25,719,941            0.6%
    Other Securities.......................              299,773,020            7.1%
                                                      --------------          ------
Total Energy...............................              442,147,109           10.5%
                                                      --------------          ------
Financials -- (22.3%)
    Allied World Assurance Co. Holdings AG.   169,770     18,384,393            0.4%
*   American Capital, Ltd.................. 1,522,751     21,333,742            0.5%
    American Financial Group, Inc..........   459,734     25,864,635            0.6%
    Assurant, Inc..........................   471,974     27,601,040            0.7%
#   Assured Guaranty, Ltd..................   768,259     15,749,309            0.4%
    Axis Capital Holdings, Ltd.............   593,046     28,122,241            0.7%
    CNO Financial Group, Inc............... 1,174,038     18,291,512            0.4%
#*  E*TRADE Financial Corp................. 1,092,091     18,467,259            0.4%
*   Genworth Financial, Inc. Class A....... 2,131,699     30,973,586            0.7%
#   Legg Mason, Inc........................   731,595     28,144,460            0.7%
    NASDAQ OMX Group, Inc. (The)...........   858,799     30,427,249            0.7%
    Old Republic International Corp........ 1,179,426     19,802,563            0.5%
    PartnerRe, Ltd.........................   321,083     32,175,727            0.8%
#   People's United Financial, Inc......... 1,477,976     21,327,194            0.5%
    Protective Life Corp...................   420,743     19,387,837            0.5%
    Reinsurance Group of America, Inc......   387,086     27,552,781            0.7%
    Validus Holdings, Ltd..................   382,593     15,104,772            0.4%
    Zions BanCorp..........................   790,545     22,427,762            0.5%
    Other Securities.......................              653,986,823           15.4%
                                                      --------------          ------
Total Financials...........................            1,075,124,885           25.5%
                                                      --------------          ------
Health Care -- (5.5%)
    Community Health Systems, Inc..........   490,559     21,403,089            0.5%
    Omnicare, Inc..........................   597,354     32,944,073            0.8%
    Other Securities.......................              211,790,254            5.0%
                                                      --------------          ------
Total Health Care..........................              266,137,416            6.3%
                                                      --------------          ------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (13.6%)
      AMERCO.............................................     84,246 $   17,011,795            0.4%
*     Avis Budget Group, Inc.............................    665,365     20,845,885            0.5%
*     Owens Corning......................................    624,093     22,423,661            0.5%
      Ryder System, Inc..................................    309,611     20,381,692            0.5%
#     Trinity Industries, Inc............................    485,295     24,570,486            0.6%
      URS Corp...........................................    366,165     19,853,466            0.5%
      Other Securities...................................               534,006,806           12.6%
                                                                     --------------          ------
Total Industrials........................................               659,093,791           15.6%
                                                                     --------------          ------
Information Technology -- (12.8%)
#     AOL, Inc...........................................    416,163     15,081,747            0.4%
*     Arrow Electronics, Inc.............................    462,647     22,216,309            0.5%
      Avnet, Inc.........................................    602,535     23,920,640            0.6%
#*    First Solar, Inc...................................    629,345     31,637,173            0.8%
*     Ingram Micro, Inc. Class A.........................    737,900     17,097,143            0.4%
      Marvell Technology Group, Ltd......................  1,425,540     17,106,480            0.4%
      Other Securities...................................               489,704,916           11.5%
                                                                     --------------          ------
Total Information Technology.............................               616,764,408           14.6%
                                                                     --------------          ------
Materials -- (6.5%)
      Reliance Steel & Aluminum Co.......................    404,807     29,668,305            0.7%
      Rock Tenn Co. Class A..............................    178,696     19,122,259            0.5%
      Steel Dynamics, Inc................................    904,475     16,253,416            0.4%
      Other Securities...................................               248,841,823            5.8%
                                                                     --------------          ------
Total Materials..........................................               313,885,803            7.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                 7,868,529            0.2%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
      Other Securities...................................                58,657,005            1.4%
                                                                     --------------          ------
Utilities -- (0.5%)......................................
#     UGI Corp...........................................    424,799     17,573,935            0.4%
      Other Securities...................................                 5,926,184            0.2%
                                                                     --------------          ------
Total Utilities..........................................                23,500,119            0.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,177,756,406           99.1%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    25,593            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%. 25,534,847     25,534,847            0.6%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund..................... 53,871,979    623,298,798           14.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,493,026,078)................................              $4,826,615,644          114.5%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  573,196,034           --   --    $  573,196,034
  Consumer Staples..............    141,381,307           --   --       141,381,307
  Energy........................    442,147,109           --   --       442,147,109
  Financials....................  1,075,117,373 $      7,512   --     1,075,124,885
  Health Care...................    265,990,921      146,495   --       266,137,416
  Industrials...................    658,984,691      109,100   --       659,093,791
  Information Technology........    616,764,408           --   --       616,764,408
  Materials.....................    313,885,803           --   --       313,885,803
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      7,868,529           --   --         7,868,529
  Telecommunication Services....     58,657,005           --   --        58,657,005
  Utilities.....................     23,500,119           --   --        23,500,119
Rights/Warrants.................             --       25,593   --            25,593
Temporary Cash Investments......     25,534,847           --   --        25,534,847
Securities Lending Collateral...             --  623,298,798   --       623,298,798
                                 -------------- ------------   --    --------------
TOTAL........................... $4,203,028,146 $623,587,498   --    $4,826,615,644
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.8%)
#*  Cabela's, Inc...........................   730,898 $   43,356,869            0.5%
#*  Iconix Brand Group, Inc................. 2,233,461     80,605,607            0.8%
*   Live Nation Entertainment, Inc.......... 2,980,399     57,938,957            0.6%
    Penske Automotive Group, Inc............ 1,250,616     49,549,406            0.5%
#   Rent-A-Center, Inc...................... 1,772,669     60,696,187            0.6%
#   Wendy's Co. (The)....................... 5,109,486     44,401,433            0.5%
    Other Securities........................            1,183,785,818           12.4%
                                                       --------------          ------
Total Consumer Discretionary................            1,520,334,277           15.9%
                                                       --------------          ------
Consumer Staples -- (3.3%)
    Fresh Del Monte Produce, Inc............ 1,603,629     42,640,495            0.5%
    Seaboard Corp...........................    18,588     50,745,240            0.5%
#   Universal Corp..........................   830,795     44,057,059            0.5%
    Other Securities........................              229,684,189            2.3%
                                                       --------------          ------
Total Consumer Staples......................              367,126,983            3.8%
                                                       --------------          ------
Energy -- (9.1%)
    Bristow Group, Inc...................... 1,325,217    106,640,212            1.1%
#*  Exterran Holdings, Inc.................. 2,293,667     65,484,193            0.7%
*   Helix Energy Solutions Group, Inc....... 3,443,185     81,465,757            0.8%
#*  Hornbeck Offshore Services, Inc......... 1,311,935     72,510,647            0.8%
#*  PDC Energy, Inc.........................   643,218     43,616,613            0.5%
#   SEACOR Holdings, Inc....................   510,108     49,888,562            0.5%
    Other Securities........................              579,294,876            6.1%
                                                       --------------          ------
Total Energy................................              998,900,860           10.5%
                                                       --------------          ------
Financials -- (23.2%)
    Argo Group International Holdings, Ltd.. 1,019,162     42,784,421            0.5%
    CapitalSource, Inc...................... 3,605,113     47,154,878            0.5%
    CNO Financial Group, Inc................ 8,581,021    133,692,307            1.4%
#   Endurance Specialty Holdings, Ltd....... 1,240,849     68,606,541            0.7%
    Hanover Insurance Group, Inc. (The).....   955,408     55,929,584            0.6%
    Kemper Corp............................. 1,614,877     59,782,747            0.6%
#   MB Financial, Inc....................... 1,464,568     43,497,670            0.5%
#*  MBIA, Inc............................... 4,664,368     53,033,864            0.6%
    Montpelier Re Holdings, Ltd............. 2,155,898     59,524,344            0.6%
#*  PHH Corp................................ 1,999,053     48,077,225            0.5%
    Platinum Underwriters Holdings, Ltd.....   978,955     60,881,211            0.7%
    Provident Financial Services, Inc....... 2,294,791     43,004,383            0.5%
#   Radian Group, Inc....................... 2,978,199     43,392,359            0.5%
    Selective Insurance Group, Inc.......... 1,840,980     48,362,545            0.5%
    Susquehanna Bancshares, Inc............. 5,363,165     63,204,900            0.7%
#   Umpqua Holdings Corp.................... 4,077,772     66,753,128            0.7%
    Washington Federal, Inc................. 1,940,982     44,215,570            0.5%
    Webster Financial Corp.................. 2,225,867     62,079,431            0.7%
#   Wintrust Financial Corp................. 1,288,249     56,051,714            0.6%
    Other Securities........................            1,461,735,985           15.0%
                                                       --------------          ------
Total Financials............................            2,561,764,807           26.9%
                                                       --------------          ------
Health Care -- (3.7%)
*   LifePoint Hospitals, Inc................ 1,892,213     97,713,879            1.0%
    Other Securities........................              308,580,478            3.3%
                                                       --------------          ------
Total Health Care...........................              406,294,357            4.3%
                                                       --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
Industrials -- (14.8%)
      AMERCO.............................................     343,691 $    69,401,524            0.7%
#*    Avis Budget Group, Inc.............................   3,927,269     123,041,338            1.3%
*     Esterline Technologies Corp........................   1,145,345      91,810,855            1.0%
#     GATX Corp..........................................   1,763,892      90,928,633            1.0%
#     General Cable Corp.................................   1,577,516      51,947,602            0.6%
#*    JetBlue Airways Corp...............................  10,286,881      72,933,986            0.8%
#*    Mobile Mini, Inc...................................   1,175,105      42,444,793            0.5%
      Other Securities...................................               1,095,470,224           11.3%
                                                                      ---------------          ------
Total Industrials........................................               1,637,978,955           17.2%
                                                                      ---------------          ------
Information Technology -- (11.9%)
*     Benchmark Electronics, Inc.........................   2,299,623      52,270,431            0.6%
#*    CACI International, Inc. Class A...................     780,459      56,177,439            0.6%
#     Convergys Corp.....................................   3,909,664      77,176,767            0.8%
#*    SYNNEX Corp........................................   1,175,733      72,072,433            0.8%
*     Tech Data Corp.....................................     836,389      43,542,411            0.5%
#*    Vishay Intertechnology, Inc........................   4,709,603      57,786,829            0.6%
      Other Securities...................................                 955,905,032            9.9%
                                                                      ---------------          ------
Total Information Technology.............................               1,314,931,342           13.8%
                                                                      ---------------          ------
Materials -- (5.4%)
*     Graphic Packaging Holding Co.......................   5,789,957      48,635,639            0.5%
*     Louisiana-Pacific Corp.............................   3,503,276      59,590,725            0.6%
      Other Securities...................................                 491,791,727            5.2%
                                                                      ---------------          ------
Total Materials..........................................                 600,018,091            6.3%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                      85,260            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                  19,418,367            0.2%
                                                                      ---------------          ------
Telecommunication Services -- (0.3%)
      Other Securities...................................                  35,414,331            0.4%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   7,908,495            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................               9,470,176,125           99.4%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     222,356            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%.  58,723,771      58,723,771            0.6%
                                                                      ---------------          ------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                            -------         -                -
                                                             (000)
SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 130,380,635   1,508,503,951           15.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,164,435,164)................................               $11,037,626,203          115.9%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,520,334,277             --   --    $ 1,520,334,277
  Consumer Staples..............    367,126,983             --   --        367,126,983
  Energy........................    998,900,860             --   --        998,900,860
  Financials....................  2,561,714,904 $       49,903   --      2,561,764,807
  Health Care...................    405,421,123        873,234   --        406,294,357
  Industrials...................  1,637,355,218        623,737   --      1,637,978,955
  Information Technology........  1,314,931,342             --   --      1,314,931,342
  Materials.....................    600,018,091             --   --        600,018,091
  Other.........................             --         85,260   --             85,260
  Real Estate Investment Trusts.     19,418,367             --   --         19,418,367
  Telecommunication Services....     35,414,331             --   --         35,414,331
  Utilities.....................      7,908,495             --   --          7,908,495
Preferred Stocks
  Other.........................             --             --   --                 --
Rights/Warrants.................             --        222,356   --            222,356
Temporary Cash Investments......     58,723,771             --   --         58,723,771
Securities Lending Collateral...             --  1,508,503,951   --      1,508,503,951
                                 -------------- --------------   --    ---------------
TOTAL........................... $9,527,267,762 $1,510,358,441   --    $11,037,626,203
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                           ------       ------     ---------------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (13.2%)
*   Amazon.com, Inc......................    86,377 $   31,443,819            0.4%
    Comcast Corp. Class A................   725,325     34,510,963            0.5%
    Home Depot, Inc. (The)...............   350,095     27,268,900            0.4%
    McDonald's Corp......................   237,696     22,942,418            0.3%
    Time Warner, Inc.....................   312,767     21,499,604            0.3%
    Walt Disney Co. (The)................   447,208     30,673,997            0.4%
    Other Securities.....................              928,419,928           12.2%
                                                    --------------          ------
Total Consumer Discretionary.............            1,096,759,629           14.5%
                                                    --------------          ------
Consumer Staples -- (6.7%)
    Coca-Cola Co. (The)..................   932,501     36,899,065            0.5%
    CVS Caremark Corp....................   419,936     26,145,215            0.4%
    Mondelez International, Inc. Class A.   575,836     19,371,123            0.3%
    PepsiCo, Inc.........................   378,786     31,852,115            0.4%
    Philip Morris International, Inc.....   379,444     33,816,049            0.5%
    Procter & Gamble Co. (The)...........   620,688     50,120,556            0.7%
    Wal-Mart Stores, Inc.................   421,387     32,341,452            0.4%
    Other Securities.....................              321,110,342            4.1%
                                                    --------------          ------
Total Consumer Staples...................              551,655,917            7.3%
                                                    --------------          ------
Energy -- (9.4%)
    Chevron Corp.........................   671,031     80,496,879            1.1%
    ConocoPhillips.......................   409,670     30,028,811            0.4%
    Exxon Mobil Corp..................... 1,499,029    134,342,979            1.8%
    Occidental Petroleum Corp............   273,715     26,298,537            0.4%
    Schlumberger, Ltd....................   299,627     28,081,042            0.4%
    Other Securities.....................              483,605,737            6.2%
                                                    --------------          ------
Total Energy.............................              782,853,985           10.3%
                                                    --------------          ------
Financials -- (15.7%)
    American Express Co..................   241,143     19,725,497            0.3%
    American International Group, Inc....   492,240     25,424,196            0.3%
    Bank of America Corp................. 3,834,941     53,535,776            0.7%
*   Berkshire Hathaway, Inc. Class B.....   406,267     46,753,206            0.6%
    Citigroup, Inc....................... 1,073,660     52,373,135            0.7%
    Goldman Sachs Group, Inc. (The)......   152,527     24,535,493            0.3%
    JPMorgan Chase & Co.................. 1,350,398     69,599,513            0.9%
    U.S. Bancorp.........................   623,331     23,287,646            0.3%
    Wells Fargo & Co..................... 1,760,712     75,164,795            1.0%
    Other Securities.....................              915,425,567           12.1%
                                                    --------------          ------
Total Financials.........................            1,305,824,824           17.2%
                                                    --------------          ------
Health Care -- (10.2%)
    Amgen, Inc...........................   197,640     22,926,240            0.3%
    Bristol-Myers Squibb Co..............   391,740     20,574,185            0.3%
*   Gilead Sciences, Inc.................   358,324     25,437,421            0.3%
    Johnson & Johnson....................   710,094     65,761,805            0.9%
    Merck & Co., Inc.....................   801,185     36,125,432            0.5%
    Pfizer, Inc.......................... 2,220,281     68,118,221            0.9%
    UnitedHealth Group, Inc..............   344,956     23,546,697            0.3%
    Other Securities.....................              583,322,666            7.7%
                                                    --------------          ------
Total Health Care........................              845,812,667           11.2%
                                                    --------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (12.0%)
      3M Co..............................................    157,069 $   19,767,134            0.3%
      Boeing Co. (The)...................................    168,655     22,009,477            0.3%
      General Electric Co................................  3,541,296     92,569,477            1.2%
      Union Pacific Corp.................................    158,185     23,949,209            0.3%
      United Technologies Corp...........................    215,910     22,940,437            0.3%
      Other Securities...................................               816,458,383           10.8%
                                                                     --------------          ------
Total Industrials........................................               997,694,117           13.2%
                                                                     --------------          ------
Information Technology -- (14.8%)
      Apple, Inc.........................................    195,508    102,123,604            1.4%
      Cisco Systems, Inc.................................  1,871,862     42,116,895            0.6%
*     Google, Inc. Class A...............................     65,230     67,224,733            0.9%
      Intel Corp.........................................  1,702,035     41,580,715            0.6%
      International Business Machines Corp...............    236,758     42,429,401            0.6%
      Microsoft Corp.....................................  1,967,669     69,557,099            0.9%
      Oracle Corp........................................    843,387     28,253,464            0.4%
      QUALCOMM, Inc......................................    373,897     25,974,625            0.4%
      Visa, Inc. Class A.................................    127,752     25,124,986            0.3%
      Other Securities...................................               780,908,300           10.1%
                                                                     --------------          ------
Total Information Technology.............................             1,225,293,822           16.2%
                                                                     --------------          ------
Materials -- (4.3%)
      Other Securities...................................               354,429,733            4.7%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc..........................................  1,762,656     63,808,147            0.8%
      Verizon Communications, Inc........................    743,452     37,551,761            0.5%
      Other Securities...................................                49,643,037            0.7%
                                                                     --------------          ------
Total Telecommunication Services.........................               151,002,945            2.0%
                                                                     --------------          ------
Utilities -- (2.7%)
      Other Securities...................................               225,005,109            3.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             7,536,332,748           99.6%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   159,054            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.073%. 31,598,604     31,598,604            0.4%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund..................... 63,360,287 $  733,078,518            9.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,002,014,885)................................              $8,301,168,924          109.7%
                                                                     ==============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,096,759,629           --   --    $1,096,759,629
  Consumer Staples............    551,655,917           --   --       551,655,917
  Energy......................    782,853,985           --   --       782,853,985
  Financials..................  1,305,823,024 $      1,800   --     1,305,824,824
  Health Care.................    845,796,644       16,023   --       845,812,667
  Industrials.................    997,677,317       16,800   --       997,694,117
  Information Technology......  1,225,293,822           --   --     1,225,293,822
  Materials...................    354,429,733           --   --       354,429,733
  Other.......................             --           --   --                --
  Telecommunication Services..    151,002,945           --   --       151,002,945
  Utilities...................    225,005,109           --   --       225,005,109
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      159,054   --           159,054
Temporary Cash Investments....     31,598,604           --   --        31,598,604
Securities Lending Collateral.             --  733,078,518   --       733,078,518
                               -------------- ------------   --    --------------
TOTAL......................... $7,567,896,729 $733,272,195   --    $8,301,168,924
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (12.8%)
    Comcast Corp. Class A.................. 1,101,420 $   52,405,564            0.5%
    Time Warner, Inc.......................   517,336     35,561,677            0.4%
    Twenty-First Century Fox, Inc. Class A.   846,333     28,843,029            0.3%
    Walt Disney Co. (The)..................   830,524     56,965,641            0.6%
    Other Securities.......................            1,241,097,856           12.4%
                                                      --------------          ------
Total Consumer Discretionary...............            1,414,873,767           14.2%
                                                      --------------          ------
Consumer Staples -- (5.4%)
    CVS Caremark Corp......................   672,828     41,890,271            0.4%
    Mondelez International, Inc. Class A...   920,693     30,972,113            0.3%
    Procter & Gamble Co. (The).............   646,219     52,182,184            0.5%
    Wal-Mart Stores, Inc...................   387,774     29,761,655            0.3%
    Walgreen Co............................   475,167     28,148,893            0.3%
    Other Securities.......................              420,011,991            4.3%
                                                      --------------          ------
Total Consumer Staples.....................              602,967,107            6.1%
                                                      --------------          ------
Energy -- (10.5%)
    Anadarko Petroleum Corp................   289,878     27,622,475            0.3%
    Chevron Corp........................... 1,090,432    130,808,223            1.3%
    ConocoPhillips.........................   648,630     47,544,579            0.5%
    EOG Resources, Inc.....................   150,872     26,915,565            0.3%
    Exxon Mobil Corp....................... 2,490,947    223,238,670            2.2%
    Occidental Petroleum Corp..............   454,609     43,678,833            0.4%
    Schlumberger, Ltd......................   239,817     22,475,649            0.2%
    Other Securities.......................              634,771,552            6.4%
                                                      --------------          ------
Total Energy...............................            1,157,055,546           11.6%
                                                      --------------          ------
Financials -- (18.2%)
    American International Group, Inc......   778,143     40,191,086            0.4%
    Ameriprise Financial, Inc..............   219,392     22,057,672            0.2%
    Bank of America Corp................... 6,230,807     86,982,066            0.9%
*   Berkshire Hathaway, Inc. Class B.......   232,188     26,720,195            0.3%
    BlackRock, Inc.........................    73,022     21,965,748            0.2%
    Capital One Financial Corp.............   312,923     21,488,422            0.2%
    Citigroup, Inc......................... 1,762,407     85,970,213            0.9%
    Goldman Sachs Group, Inc. (The)........   240,919     38,754,230            0.4%
    JPMorgan Chase & Co.................... 2,206,428    113,719,299            1.1%
    MetLife, Inc...........................   512,756     24,258,486            0.3%
    Morgan Stanley.........................   786,023     22,582,441            0.2%
    U.S. Bancorp...........................   991,278     37,034,146            0.4%
    Wells Fargo & Co....................... 2,946,563    125,788,774            1.3%
    Other Securities.......................            1,343,236,724           13.3%
                                                      --------------          ------
Total Financials...........................            2,010,749,502           20.1%
                                                      --------------          ------
Health Care -- (9.6%)
    Amgen, Inc.............................   259,507     30,102,812            0.3%
*   Express Scripts Holding Co.............   462,397     28,909,060            0.3%
    Johnson & Johnson......................   409,001     37,877,583            0.4%
    Merck & Co., Inc....................... 1,401,705     63,202,878            0.6%
    Pfizer, Inc............................ 3,622,771    111,146,614            1.1%
    UnitedHealth Group, Inc................   548,645     37,450,508            0.4%
    Zoetis, Inc............................   936,170     29,639,142            0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES       VALUE+     OF NET ASSETS**
                                                          ------       ------     ---------------
Health Care -- (Continued)
    Other Securities...................................            $  728,069,628            7.3%
                                                                   --------------          ------
Total Health Care......................................             1,066,398,225           10.7%
                                                                   --------------          ------

Industrials -- (12.4%)
    FedEx Corp.........................................    169,074     22,148,694            0.2%
    General Electric Co................................  5,963,501    155,885,916            1.6%
    Union Pacific Corp.................................    261,311     39,562,485            0.4%
    Other Securities...................................             1,151,499,413           11.5%
                                                                   --------------          ------
Total Industrials......................................             1,369,096,508           13.7%
                                                                   --------------          ------

Information Technology -- (12.6%)
    Apple, Inc.........................................    130,247     68,034,520            0.7%
    Cisco Systems, Inc.................................  3,077,086     69,234,435            0.7%
    EMC Corp...........................................  1,056,822     25,437,706            0.3%
*   Google, Inc. Class A...............................     30,564     31,498,647            0.3%
    Hewlett-Packard Co.................................  1,055,382     25,719,659            0.3%
    Intel Corp.........................................  2,859,210     69,850,500            0.7%
    Microsoft Corp.....................................    932,130     32,950,795            0.3%
    Visa, Inc. Class A.................................    196,429     38,631,691            0.4%
    Other Securities...................................             1,029,293,792           10.2%
                                                                   --------------          ------
Total Information Technology...........................             1,390,651,745           13.9%
                                                                   --------------          ------

Materials -- (4.4%)
    Dow Chemical Co. (The).............................    627,320     24,760,320            0.3%
    Other Securities...................................               467,559,113            4.6%
                                                                   --------------          ------
Total Materials........................................               492,319,433            4.9%
                                                                   --------------          ------

Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------          ------

Telecommunication Services -- (2.3%)
    AT&T, Inc..........................................  3,049,991    110,409,674            1.1%
    Verizon Communications, Inc........................  1,449,236     73,200,910            0.7%
    Other Securities...................................                67,929,375            0.7%
                                                                   --------------          ------
Total Telecommunication Services.......................               251,539,959            2.5%
                                                                   --------------          ------

Utilities -- (1.9%)
    Other Securities...................................               210,671,606            2.1%
                                                                   --------------          ------
TOTAL COMMON STOCKS....................................             9,966,323,398           99.8%
                                                                   --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                   358,381            0.0%
                                                                   --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.073%. 33,428,910     33,428,910            0.3%
                                                                   --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                         SHARES/
                                          FACE                       PERCENTAGE
                                         AMOUNT        VALUE+      OF NET ASSETS**
                                         -------       ------      ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@   DFA Short Term Investment Fund.. 91,671,614 $ 1,060,640,572           10.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,891,276,455)..............              $11,060,751,261          110.7%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $1,414,873,767             --   --    $ 1,414,873,767
  Consumer Staples............    602,967,107             --   --        602,967,107
  Energy......................  1,157,055,546             --   --      1,157,055,546
  Financials..................  2,010,745,188 $        4,314   --      2,010,749,502
  Health Care.................  1,066,360,782         37,443   --      1,066,398,225
  Industrials.................  1,369,054,287         42,221   --      1,369,096,508
  Information Technology......  1,390,651,745             --   --      1,390,651,745
  Materials...................    492,319,433             --   --        492,319,433
  Other.......................             --             --   --                 --
  Telecommunication Services..    251,539,959             --   --        251,539,959
  Utilities...................    210,671,606             --   --        210,671,606
Preferred Stocks
  Other.......................             --             --   --                 --
Rights/Warrants...............             --        358,381   --            358,381
Temporary Cash Investments....     33,428,910             --   --         33,428,910
Securities Lending Collateral.             --  1,060,640,572   --      1,060,640,572
                               -------------- --------------   --    ---------------
TOTAL......................... $9,999,668,330 $1,061,082,931   --    $11,060,751,261
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (13.2%)
    CBS Corp. Class B.......................    99,468 $    5,882,537            0.2%
    Comcast Corp. Class A...................   336,814     16,025,610            0.6%
#   GameStop Corp. Class A..................   124,160      6,806,451            0.2%
*   Jarden Corp.............................   117,655      6,513,381            0.2%
*   Liberty Interactive Corp. Class A.......   268,740      7,245,230            0.3%
    Time Warner, Inc........................    97,900      6,729,646            0.2%
    Walt Disney Co. (The)...................   118,253      8,110,973            0.3%
    Other Securities........................              376,574,031           13.0%
                                                       --------------          ------
Total Consumer Discretionary................              433,887,859           15.0%
                                                       --------------          ------
Consumer Staples -- (4.4%)
    Bunge, Ltd..............................    80,340      6,598,324            0.2%
    CVS Caremark Corp.......................   113,204      7,048,081            0.3%
    Mondelez International, Inc. Class A....   260,500      8,763,220            0.3%
    Procter & Gamble Co. (The)..............   105,525      8,521,144            0.3%
    Other Securities........................              115,048,524            4.0%
                                                       --------------          ------
Total Consumer Staples......................              145,979,293            5.1%
                                                       --------------          ------
Energy -- (10.2%)
    Anadarko Petroleum Corp.................    76,836      7,321,702            0.3%
#   Chesapeake Energy Corp..................   371,242     10,379,926            0.4%
    Chevron Corp............................   239,958     28,785,362            1.0%
    ConocoPhillips..........................   188,785     13,837,941            0.5%
    Exxon Mobil Corp........................   250,318     22,433,499            0.8%
    Murphy Oil Corp.........................   107,339      6,474,689            0.2%
    Occidental Petroleum Corp...............   111,234     10,687,363            0.4%
    Tesoro Corp.............................   131,157      6,412,266            0.2%
*   Weatherford International, Ltd..........   429,641      7,063,298            0.3%
    Other Securities........................              219,997,212            7.4%
                                                       --------------          ------
Total Energy................................              333,393,258           11.5%
                                                       --------------          ------
Financials -- (21.6%)
    American Financial Group, Inc...........   125,705      7,072,163            0.3%
    American International Group, Inc.......   128,798      6,652,417            0.2%
    Ameriprise Financial, Inc...............    68,100      6,846,774            0.2%
    Bank of America Corp.................... 1,445,171     20,174,587            0.7%
    Citigroup, Inc..........................   403,956     19,704,974            0.7%
    Goldman Sachs Group, Inc. (The).........    47,945      7,712,433            0.3%
    Hartford Financial Services Group, Inc..   219,658      7,402,475            0.3%
    Invesco, Ltd............................   186,136      6,282,090            0.2%
    JPMorgan Chase & Co.....................   570,669     29,412,280            1.0%
    KeyCorp.................................   499,016      6,252,670            0.2%
    Lincoln National Corp...................   152,570      6,928,204            0.3%
    MetLife, Inc............................   141,103      6,675,583            0.2%
    Principal Financial Group, Inc..........   157,281      7,464,556            0.3%
    Regions Financial Corp..................   681,506      6,562,903            0.2%
    Wells Fargo & Co........................   634,567     27,089,665            0.9%
    Other Securities........................              535,707,873           18.5%
                                                       --------------          ------
Total Financials............................              707,941,647           24.5%
                                                       --------------          ------
Health Care -- (7.2%)
*   Boston Scientific Corp..................   767,057      8,966,896            0.3%
    Merck & Co., Inc........................   149,737      6,751,641            0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Health Care -- (Continued)
      Omnicare, Inc......................................    109,511 $    6,039,532            0.2%
      Pfizer, Inc........................................    427,541     13,116,958            0.5%
      Other Securities...................................               201,362,265            7.0%
                                                                     --------------          ------
Total Health Care........................................               236,237,292            8.2%
                                                                     --------------          ------
Industrials -- (12.2%)
      General Electric Co................................    856,705     22,394,269            0.8%
      Southwest Airlines Co..............................    417,610      7,191,244            0.3%
      Other Securities...................................               370,909,900           12.7%
                                                                     --------------          ------
Total Industrials........................................               400,495,413           13.8%
                                                                     --------------          ------
Information Technology -- (11.2%)
      Fidelity National Information Services, Inc........    150,228      7,323,615            0.3%
      IAC/InterActiveCorp................................    115,491      6,166,065            0.2%
      Intel Corp.........................................    277,316      6,774,830            0.3%
*     Micron Technology, Inc.............................    569,578     10,070,139            0.4%
      Visa, Inc. Class A.................................     37,703      7,415,049            0.3%
      Western Digital Corp...............................    122,881      8,556,204            0.3%
      Xerox Corp.........................................    731,469      7,270,802            0.3%
      Other Securities...................................               313,334,785           10.6%
                                                                     --------------          ------
Total Information Technology.............................               366,911,489           12.7%
                                                                     --------------          ------
Materials -- (5.3%)
      Other Securities...................................               173,155,795            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.7%)
      AT&T, Inc..........................................    570,322     20,645,656            0.7%
      Verizon Communications, Inc........................    219,736     11,098,865            0.4%
      Other Securities...................................                23,940,444            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................                55,684,965            1.9%
                                                                     --------------          ------
Utilities -- (1.1%)
      Other Securities...................................                35,464,567            1.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,889,151,578           99.9%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    81,076            0.0%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%.  6,584,203      6,584,203            0.2%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund..................... 33,037,634    382,245,421           13.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,350,309,267)................................              $3,278,062,278          113.3%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  433,887,859           --   --    $  433,887,859
  Consumer Staples............    145,979,293           --   --       145,979,293
  Energy......................    333,393,258           --   --       333,393,258
  Financials..................    707,939,630 $      2,017   --       707,941,647
  Health Care.................    236,209,992       27,300   --       236,237,292
  Industrials.................    400,463,577       31,836   --       400,495,413
  Information Technology......    366,911,489           --   --       366,911,489
  Materials...................    173,155,795           --   --       173,155,795
  Other.......................             --           --   --                --
  Telecommunication Services..     55,684,965           --   --        55,684,965
  Utilities...................     35,464,567           --   --        35,464,567
Rights/Warrants...............             --       81,076   --            81,076
Temporary Cash Investments....      6,584,203           --   --         6,584,203
Securities Lending Collateral.             --  382,245,421   --       382,245,421
                               -------------- ------------   --    --------------
TOTAL......................... $2,895,674,628 $382,387,650   --    $3,278,062,278
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (80.9%)
Consumer Discretionary -- (15.2%)
#*  Bally Technologies, Inc........................   235,969 $   17,258,773            0.2%
#*  Buffalo Wild Wings, Inc........................   118,248     16,859,800            0.2%
#*  Cabela's, Inc..................................   277,885     16,484,138            0.2%
#   Cheesecake Factory, Inc. (The).................   366,132     17,299,737            0.2%
#   Cracker Barrel Old Country Store, Inc..........   141,046     15,496,724            0.2%
#*  Lumber Liquidators Holdings, Inc...............   150,634     17,200,896            0.2%
*   Steven Madden, Ltd.............................   421,193     15,449,359            0.2%
*   Tenneco, Inc...................................   308,939     16,395,393            0.2%
#   Thor Industries, Inc...........................   274,686     15,934,535            0.2%
    Other Securities...............................            1,245,925,653           16.9%
                                                              --------------          ------
Total Consumer Discretionary.......................            1,394,305,008           18.7%
                                                              --------------          ------
Consumer Staples -- (3.6%)
#   Casey's General Stores, Inc....................   217,078     15,820,645            0.2%
#*  Darling International, Inc.....................   756,402     17,601,474            0.2%
*   TreeHouse Foods, Inc...........................   217,722     15,950,314            0.2%
    Other Securities...............................              279,898,889            3.8%
                                                              --------------          ------
Total Consumer Staples.............................              329,271,322            4.4%
                                                              --------------          ------
Energy -- (4.2%)
    Bristow Group, Inc.............................   199,091     16,020,853            0.2%
    SemGroup Corp. Class A.........................   262,775     15,868,982            0.2%
    Other Securities...............................              355,886,047            4.8%
                                                              --------------          ------
Total Energy.......................................              387,775,882            5.2%
                                                              --------------          ------
Financials -- (13.6%)
*   Altisource Portfolio Solutions SA..............   119,358     18,772,626            0.3%
#   Bank of Hawaii Corp............................   279,070     16,180,479            0.2%
    CNO Financial Group, Inc.......................   978,475     15,244,640            0.2%
#   TCF Financial Corp............................. 1,012,331     15,367,185            0.2%
    Webster Financial Corp.........................   569,447     15,881,877            0.2%
    Other Securities...............................            1,163,975,751           15.6%
                                                              --------------          ------
Total Financials...................................            1,245,422,558           16.7%
                                                              --------------          ------
Health Care -- (7.8%)
#*  Align Technology, Inc..........................   286,722     16,360,357            0.2%
*   Charles River Laboratories International, Inc..   314,552     15,479,104            0.2%
#   Hill-Rom Holdings, Inc.........................   371,392     15,334,776            0.2%
#   Owens & Minor, Inc.............................   404,519     15,137,101            0.2%
*   Thoratec Corp..................................   353,463     15,266,067            0.2%
#*  VCA Antech, Inc................................   578,974     16,471,810            0.2%
#*  ViroPharma, Inc................................   389,274     15,111,617            0.2%
#   West Pharmaceutical Services, Inc..............   351,188     16,979,940            0.2%
    Other Securities...............................              586,139,980            8.0%
                                                              --------------          ------
Total Health Care..................................              712,280,752            9.6%
                                                              --------------          ------
Industrials -- (14.7%)
#   Actuant Corp. Class A..........................   410,545     15,420,070            0.2%
    Alliant Techsystems, Inc.......................   169,067     18,406,324            0.3%
*   Avis Budget Group, Inc.........................   493,987     15,476,613            0.2%
    Belden, Inc....................................   250,180     16,827,107            0.2%
#*  Chart Industries, Inc..........................   150,375     16,160,801            0.2%
    Con-way, Inc...................................   380,220     15,665,064            0.2%
#*  DigitalGlobe, Inc..............................   493,255     15,695,374            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                          SHARES        VALUE+     OF NET ASSETS**
                                                          ------        ------     ---------------
Industrials -- (Continued)
    EnerSys, Inc.......................................     269,950 $   17,911,183            0.2%
    Huntington Ingalls Industries, Inc.................     227,971     16,311,325            0.2%
#*  MasTec, Inc........................................     498,398     15,933,784            0.2%
#*  Middleby Corp......................................      75,298     17,141,590            0.2%
*   Spirit Airlines, Inc...............................     478,914     20,665,139            0.3%
    Other Securities...................................              1,149,286,508           15.5%
                                                                    --------------          ------
Total Industrials......................................              1,350,900,882           18.1%
                                                                    --------------          ------
Information Technology -- (14.5%)
*   Acxiom Corp........................................     457,131     15,190,463            0.2%
*   Anixter International, Inc.........................     180,205     15,405,725            0.2%
    FEI Co.............................................     177,398     15,802,614            0.2%
#   j2 Global, Inc.....................................     290,465     15,969,766            0.2%
#   Lexmark International, Inc. Class A................     428,784     15,243,271            0.2%
*   Tyler Technologies, Inc............................     169,807     16,422,035            0.2%
    Other Securities...................................              1,240,890,031           16.7%
                                                                    --------------          ------
Total Information Technology...........................              1,334,923,905           17.9%
                                                                    --------------          ------
Materials -- (4.2%)
    KapStone Paper and Packaging Corp..................     298,292     15,499,252            0.2%
    PolyOne Corp.......................................     529,913     16,056,364            0.2%
    Sensient Technologies Corp.........................     295,289     15,393,416            0.2%
    Worthington Industries, Inc........................     429,704     17,420,200            0.2%
    Other Securities...................................                318,790,671            4.4%
                                                                    --------------          ------
Total Materials........................................                383,159,903            5.2%
                                                                    --------------          ------
Other -- (0.0%)
    Other Securities...................................                      7,948            0.0%
                                                                    --------------          ------
Real Estate Investment Trusts -- (0.1%)
    Other Securities...................................                 12,527,068            0.2%
                                                                    --------------          ------
Telecommunication Services -- (0.5%)
    Other Securities...................................                 41,745,835            0.6%
                                                                    --------------          ------
Utilities -- (2.5%)
    IDACORP, Inc.......................................     295,434     15,244,395            0.2%
    Other Securities...................................                218,894,473            2.9%
                                                                    --------------          ------
Total Utilities........................................                234,138,868            3.1%
                                                                    --------------          ------
TOTAL COMMON STOCKS....................................              7,426,459,931           99.7%
                                                                    --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                         --            0.0%
                                                                    --------------          ------
RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                    135,084            0.0%
                                                                    --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves, 0.073%.  36,842,908     36,842,908            0.5%
                                                                    --------------          ------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                          -------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (18.7%)
    (S)@ DFA Short Term Investment Fund................ 148,525,546  1,718,440,570           23.1%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,979,243,022)..............................               $9,181,878,493          123.3%
                                                                    ==============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $1,394,305,008             --   --    $1,394,305,008
  Consumer Staples..............    329,271,322             --   --       329,271,322
  Energy........................    387,775,882             --   --       387,775,882
  Financials....................  1,245,407,500 $       15,058   --     1,245,422,558
  Health Care...................    712,185,705         95,047   --       712,280,752
  Industrials...................  1,350,590,743        310,139   --     1,350,900,882
  Information Technology........  1,334,923,905             --   --     1,334,923,905
  Materials.....................    383,159,903             --   --       383,159,903
  Other.........................             --          7,948   --             7,948
  Real Estate Investment Trusts.     12,527,068             --   --        12,527,068
  Telecommunication Services....     41,745,835             --   --        41,745,835
  Utilities.....................    234,138,868             --   --       234,138,868
Preferred Stocks
  Other.........................             --             --   --                --
Rights/Warrants.................             --        135,084   --           135,084
Temporary Cash Investments......     36,842,908             --   --        36,842,908
Securities Lending Collateral...             --  1,718,440,570   --     1,718,440,570
                                 -------------- --------------   --    --------------
TOTAL........................... $7,462,874,647 $1,719,003,846   --    $9,181,878,493
                                 ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (16.4%)
*   Asbury Automotive Group, Inc...........   297,023 $   14,271,955            0.3%
    Belo Corp. Class A.....................   858,259     11,783,896            0.3%
#*  Conn's, Inc............................   306,457     18,522,261            0.4%
#   Dorman Products, Inc...................   311,758     15,154,556            0.3%
    Finish Line, Inc. (The) Class A........   451,112     11,295,844            0.2%
#*  Grand Canyon Education, Inc............   367,324     17,363,405            0.4%
#*  Krispy Kreme Doughnuts, Inc............   624,760     15,156,678            0.3%
    La-Z-Boy, Inc..........................   533,688     12,317,519            0.3%
    Lithia Motors, Inc. Class A............   188,702     11,859,921            0.3%
#*  Lumber Liquidators Holdings, Inc.......   109,921     12,551,879            0.3%
#   Papa John's International, Inc.........   207,021     15,665,279            0.3%
#*  Pinnacle Entertainment, Inc............   540,950     12,658,230            0.3%
#*  Quiksilver, Inc........................ 1,457,888     12,129,628            0.3%
#*  Red Robin Gourmet Burgers, Inc.........   144,159     10,982,033            0.2%
*   Scientific Games Corp. Class A.........   650,894     11,898,342            0.3%
#   Sinclair Broadcast Group, Inc. Class A.   401,740     12,879,784            0.3%
#   Sturm Ruger & Co., Inc.................   185,803     12,153,374            0.3%
    Other Securities.......................              676,038,503           14.2%
                                                      --------------           -----
Total Consumer Discretionary...............              904,683,087           19.3%
                                                      --------------           -----
Consumer Staples -- (3.7%)
    Andersons, Inc. (The)..................   165,272     12,259,877            0.3%
#   J&J Snack Foods Corp...................   176,874     15,135,108            0.3%
*   Prestige Brands Holdings, Inc..........   356,410     11,130,684            0.2%
#*  Susser Holdings Corp...................   220,255     12,078,784            0.3%
    Other Securities.......................              152,476,392            3.2%
                                                      --------------           -----
Total Consumer Staples.....................              203,080,845            4.3%
                                                      --------------           -----
Energy -- (4.4%)
    Crosstex Energy, Inc...................   478,837     14,695,508            0.3%
#*  Rex Energy Corp........................   559,372     12,026,498            0.3%
    Other Securities.......................              215,434,478            4.6%
                                                      --------------           -----
Total Energy...............................              242,156,484            5.2%
                                                      --------------           -----
Financials -- (14.8%)
#*  Encore Capital Group, Inc..............   260,253     12,713,359            0.3%
    FBL Financial Group, Inc. Class A......   271,726     12,157,021            0.3%
#   Home BancShares, Inc...................   359,132     12,167,392            0.3%
    Horace Mann Educators Corp.............   423,287     11,725,050            0.3%
*   Western Alliance Bancorp...............   615,654     13,021,082            0.3%
#*  World Acceptance Corp..................   153,471     15,979,401            0.3%
    Other Securities.......................              740,587,825           15.6%
                                                      --------------           -----
Total Financials...........................              818,351,130           17.4%
                                                      --------------           -----
Health Care -- (8.0%)
*   Amsurg Corp............................   287,682     12,338,681            0.3%
    Analogic Corp..........................   123,960     11,432,831            0.3%
*   Corvel Corp............................   270,276     11,243,482            0.2%
#*  Hanger, Inc............................   311,307     11,424,967            0.2%
*   Medidata Solutions, Inc................   116,683     12,871,302            0.3%
*   NuVasive, Inc..........................   346,328     11,006,304            0.2%
    Other Securities.......................              371,022,710            7.9%
                                                      --------------           -----
Total Health Care..........................              441,340,277            9.4%
                                                      --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (15.0%)
#     AAON, Inc..........................................    410,994 $   11,100,948            0.2%
#*    EnPro Industries, Inc..............................    198,137     11,822,835            0.3%
      Mueller Water Products, Inc. Class A...............  1,458,942     12,503,133            0.3%
      Other Securities...................................               796,876,867           16.9%
                                                                     --------------          ------
Total Industrials........................................               832,303,783           17.7%
                                                                     --------------          ------
Information Technology -- (15.0%)
*     Electronics for Imaging, Inc.......................    383,228     13,148,553            0.3%
#     Heartland Payment Systems, Inc.....................    334,773     13,541,568            0.3%
*     iGATE Corp.........................................    533,687     16,992,594            0.4%
*     Integrated Device Technology, Inc..................  1,226,260     13,047,406            0.3%
*     Manhattan Associates, Inc..........................    199,341     21,231,810            0.5%
      NIC, Inc...........................................    456,902     11,248,927            0.2%
#*    SunEdison, Inc.....................................  1,431,312     13,311,202            0.3%
#*    Tyler Technologies, Inc............................    216,321     20,920,404            0.5%
#*    Unisys Corp........................................    418,812     11,035,696            0.2%
      Other Securities...................................               697,874,426           14.7%
                                                                     --------------          ------
Total Information Technology.............................               832,352,586           17.7%
                                                                     --------------          ------
Materials -- (5.1%)
#     Balchem Corp.......................................    210,062     12,028,150            0.3%
      KapStone Paper and Packaging Corp..................    331,563     17,228,013            0.4%
      Other Securities...................................               251,104,753            5.3%
                                                                     --------------          ------
Total Materials..........................................               280,360,916            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                    58,742            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities...................................                51,451,236            1.1%
                                                                     --------------          ------
Utilities -- (1.4%)
#     MGE Energy, Inc....................................    194,367     10,944,806            0.2%
      Other Securities...................................                66,128,649            1.4%
                                                                     --------------          ------
Total Utilities..........................................                77,073,455            1.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,683,212,541           99.7%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   210,244            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%. 12,694,109     12,694,109            0.3%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 72,160,431    834,896,185           17.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,910,422,847)................................              $5,531,013,079          117.8%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  904,683,087           --   --    $  904,683,087
  Consumer Staples............    203,080,845           --   --       203,080,845
  Energy......................    242,156,484           --   --       242,156,484
  Financials..................    818,331,155 $     19,975   --       818,351,130
  Health Care.................    441,203,823      136,454   --       441,340,277
  Industrials.................    832,031,098      272,685   --       832,303,783
  Information Technology......    832,352,586           --   --       832,352,586
  Materials...................    280,360,916           --   --       280,360,916
  Other.......................             --       58,742   --            58,742
  Telecommunication Services..     51,451,236           --   --        51,451,236
  Utilities...................     77,073,455           --   --        77,073,455
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      210,244   --           210,244
Temporary Cash Investments....     12,694,109           --   --        12,694,109
Securities Lending Collateral.             --  834,896,185   --       834,896,185
                               -------------- ------------   --    --------------
TOTAL......................... $4,695,418,794 $835,594,285   --    $5,531,013,079
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Real Estate Investment Trusts -- (90.1%)
    Alexandria Real Estate Equities, Inc..........   695,800 $   45,769,724            1.0%
    American Campus Communities, Inc.............. 1,021,570     35,305,459            0.8%
    Apartment Investment & Management Co. Class A. 1,422,561     39,803,257            0.8%
    AvalonBay Communities, Inc.................... 1,187,772    148,530,889            3.2%
    BioMed Realty Trust, Inc...................... 1,873,201     37,314,164            0.8%
#   Boston Properties, Inc........................ 1,469,768    152,120,988            3.2%
#   BRE Properties, Inc...........................   748,334     40,866,520            0.9%
#   Camden Property Trust.........................   813,176     52,205,899            1.1%
#   CBL & Associates Properties, Inc.............. 1,573,700     31,174,997            0.7%
    DCT Industrial Trust, Inc..................... 3,084,629     23,905,875            0.5%
#   DDR Corp...................................... 2,687,030     45,545,158            1.0%
#   Digital Realty Trust, Inc..................... 1,252,136     59,676,802            1.3%
    Douglas Emmett, Inc........................... 1,306,857     32,579,945            0.7%
#   Duke Realty Corp.............................. 3,169,047     52,511,109            1.1%
    EPR Properties................................   459,789     23,619,361            0.5%
    Equity Lifestyle Properties, Inc..............   767,442     29,155,122            0.6%
    Equity Residential............................ 3,311,495    173,389,878            3.7%
#   Essex Property Trust, Inc.....................   361,408     58,186,688            1.2%
    Extra Space Storage, Inc...................... 1,019,883     46,904,419            1.0%
    Federal Realty Investment Trust...............   634,951     65,780,924            1.4%
#   General Growth Properties, Inc................ 4,695,708     99,689,881            2.1%
    HCP, Inc...................................... 4,408,569    182,955,613            3.9%
#   Health Care REIT, Inc......................... 2,764,928    179,305,581            3.8%
#   Highwoods Properties, Inc.....................   861,200     33,242,320            0.7%
#   Home Properties, Inc..........................   540,171     32,577,713            0.7%
    Hospitality Properties Trust.................. 1,362,466     40,029,251            0.9%
#   Host Hotels & Resorts, Inc.................... 7,174,023    133,078,127            2.8%
    Kilroy Realty Corp............................   737,362     39,198,164            0.8%
    Kimco Realty Corp............................. 3,993,958     85,790,218            1.8%
    LaSalle Hotel Properties......................   914,451     28,393,703            0.6%
    Liberty Property Trust........................ 1,234,123     45,897,034            1.0%
#   Macerich Co. (The)............................ 1,365,999     80,880,801            1.7%
#   Mid-America Apartment Communities, Inc........   673,731     44,735,738            1.0%
#   National Retail Properties, Inc............... 1,179,889     40,588,182            0.9%
#   Omega Healthcare Investors, Inc............... 1,113,809     37,023,011            0.8%
    Piedmont Office Realty Trust, Inc. Class A.... 1,593,397     29,445,977            0.6%
    Post Properties, Inc..........................   526,602     24,086,775            0.5%
    Prologis, Inc................................. 4,760,982    190,201,231            4.1%
    Public Storage................................ 1,371,481    228,996,183            4.9%
#   Realty Income Corp............................ 1,888,595     78,659,982            1.7%
#   Regency Centers Corp..........................   890,192     45,987,319            1.0%
#   Senior Housing Properties Trust............... 1,809,267     44,580,339            1.0%
    Simon Property Group, Inc..................... 2,902,908    448,644,431            9.6%
#   SL Green Realty Corp..........................   882,170     83,426,817            1.8%
#   Tanger Factory Outlet Centers.................   896,460     31,241,631            0.7%
    Taubman Centers, Inc..........................   606,482     39,900,451            0.9%
#   UDR, Inc...................................... 2,381,995     59,097,296            1.3%
    Ventas, Inc................................... 2,812,708    183,501,070            3.9%
#   Vornado Realty Trust.......................... 1,600,928    142,578,648            3.0%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Real Estate Investment Trusts -- (Continued)
#     Weingarten Realty Investors........................  1,100,402 $   34,915,755            0.7%
      Other Securities...................................               687,421,830           14.7%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,650,418,250           99.4%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.073%. 14,133,145 $   14,133,145            0.3%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 43,040,993    497,984,294           10.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,829,858,283)................................              $5,162,535,689          110.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $4,650,418,250           --   --    $4,650,418,250
Temporary Cash Investments......     14,133,145           --   --        14,133,145
Securities Lending Collateral...             -- $497,984,294   --       497,984,294
                                 -------------- ------------   --    --------------
TOTAL........................... $4,664,551,395 $497,984,294   --    $5,162,535,689
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (6.7%)
    Australia & New Zealand Banking Group, Ltd.. 528,683 $ 16,918,041            0.6%
    BHP Billiton, Ltd........................... 460,036   16,263,826            0.6%
    Commonwealth Bank of Australia.............. 294,908   21,234,117            0.8%
    National Australia Bank, Ltd................ 468,608   15,661,273            0.6%
    Westpac Banking Corp........................ 511,050   16,592,333            0.6%
    Other Securities............................          113,841,998            4.1%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          200,511,588            7.3%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            7,474,217            0.3%
                                                         ------------            ----

BELGIUM -- (1.0%)
    Anheuser-Busch InBev NV..................... 120,883   12,531,168            0.5%
    Other Securities............................           16,642,740            0.6%
                                                         ------------            ----
TOTAL BELGIUM...................................           29,173,908            1.1%
                                                         ------------            ----

CANADA -- (8.7%)
    Bank of Nova Scotia......................... 196,436   11,942,721            0.4%
#   Royal Bank of Canada........................ 243,989   16,385,278            0.6%
#   Suncor Energy, Inc.......................... 279,079   10,141,757            0.4%
#   Toronto-Dominion Bank (The)................. 160,784   14,748,364            0.5%
    Other Securities............................          206,333,950            7.5%
                                                         ------------            ----
TOTAL CANADA....................................          259,552,070            9.4%
                                                         ------------            ----

DENMARK -- (1.1%)
    Other Securities............................           31,731,194            1.2%
                                                         ------------            ----

FINLAND -- (0.8%)
    Other Securities............................           23,527,291            0.9%
                                                         ------------            ----

FRANCE -- (8.2%)
    BNP Paribas SA.............................. 204,665   15,098,779            0.6%
    Sanofi...................................... 180,968   19,295,374            0.7%
    Total SA.................................... 261,686   16,055,204            0.6%
#   Total SA Sponsored ADR...................... 157,489    9,635,177            0.4%
    Other Securities............................          185,367,852            6.6%
                                                         ------------            ----
TOTAL FRANCE....................................          245,452,386            8.9%
                                                         ------------            ----

GERMANY -- (7.0%)
    Allianz SE..................................  67,247   11,290,927            0.4%
    BASF SE..................................... 164,609   17,088,800            0.6%
    Bayer AG.................................... 118,085   14,648,707            0.5%
    Daimler AG.................................. 185,463   15,184,741            0.6%
    SAP AG...................................... 136,242   10,661,226            0.4%
    Siemens AG..................................  87,275   11,153,059            0.4%
    Other Securities............................          129,286,200            4.7%
                                                         ------------            ----
TOTAL GERMANY...................................          209,313,660            7.6%
                                                         ------------            ----

GREECE -- (0.0%)
    Other Securities............................              793,969            0.0%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------

HONG KONG -- (2.5%)
    AIA Group, Ltd........................... 2,150,000 $ 10,917,334            0.4%
    Other Securities.........................             63,345,322            2.3%
                                                        ------------           -----
TOTAL HONG KONG..............................             74,262,656            2.7%
                                                        ------------           -----

IRELAND -- (0.3%)
    Other Securities.........................              8,690,808            0.3%
                                                        ------------           -----

ISRAEL -- (0.4%)
    Other Securities.........................             11,269,348            0.4%
                                                        ------------           -----

ITALY -- (1.8%)
    Other Securities.........................             55,229,204            2.0%
                                                        ------------           -----

JAPAN -- (17.6%)
#   Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897    9,317,741            0.4%
#   Softbank Corp............................   179,200   13,382,451            0.5%
    Sumitomo Mitsui Financial Group, Inc.....   261,540   12,641,764            0.5%
    Toyota Motor Corp........................   324,100   21,014,052            0.8%
#   Toyota Motor Corp. Sponsored ADR.........    94,713   12,257,756            0.5%
    Other Securities.........................            458,623,170           16.4%
                                                        ------------           -----
TOTAL JAPAN..................................            527,236,934           19.1%
                                                        ------------           -----

NETHERLANDS -- (2.1%)
    Unilever NV..............................   242,733    9,623,254            0.3%
    Other Securities.........................             53,835,902            2.0%
                                                        ------------           -----
TOTAL NETHERLANDS............................             63,459,156            2.3%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.........................              2,790,304            0.1%
                                                        ------------           -----

NORWAY -- (0.9%)
    Other Securities.........................             25,978,042            0.9%
                                                        ------------           -----

PORTUGAL -- (0.1%)
    Other Securities.........................              4,158,396            0.2%
                                                        ------------           -----

SINGAPORE -- (1.2%)
    Other Securities.........................             36,936,063            1.3%
                                                        ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA....................... 1,225,631   10,865,540            0.4%
    Other Securities.........................             72,329,930            2.6%
                                                        ------------           -----
TOTAL SPAIN..................................             83,195,470            3.0%
                                                        ------------           -----

SWEDEN -- (2.6%)
    Other Securities.........................             77,665,677            2.8%
                                                        ------------           -----

SWITZERLAND -- (7.5%)
    Cie Financiere Richemont SA..............    97,651    9,984,783            0.4%
    Nestle SA................................   605,460   43,704,470            1.6%
    Novartis AG..............................   288,619   22,403,348            0.8%
    Novartis AG ADR..........................   164,130   12,728,282            0.5%
    Roche Holding AG.........................   127,069   35,139,075            1.3%
    UBS AG...................................   640,816   12,394,061            0.5%
    Other Securities.........................             88,296,444            3.1%
                                                        ------------           -----
TOTAL SWITZERLAND............................            224,650,463            8.2%
                                                        ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                        SHARES       VALUE++     OF NET ASSETS**
                                                                        ------       -------     ---------------

UNITED KINGDOM -- (18.0%)
#     Barclays P.L.C. Sponsored ADR..................................     548,981 $    9,228,371            0.3%
      BG Group P.L.C.................................................     604,431     12,330,190            0.5%
      BP P.L.C. Sponsored ADR........................................     563,945     26,223,442            1.0%
      British American Tobacco P.L.C.................................     285,586     15,756,419            0.6%
      Diageo P.L.C. Sponsored ADR....................................      78,259      9,985,066            0.4%
      GlaxoSmithKline P.L.C..........................................     528,451     13,931,212            0.5%
      GlaxoSmithKline P.L.C. Sponsored ADR...........................     204,043     10,738,783            0.4%
      HSBC Holdings P.L.C............................................   1,638,724     17,962,609            0.7%
      HSBC Holdings P.L.C. Sponsored ADR.............................     437,209     24,063,982            0.9%
      Reckitt Benckiser Group P.L.C..................................     119,067      9,258,539            0.3%
      Royal Dutch Shell P.L.C. ADR...................................     392,289     27,271,931            1.0%
      SABMiller P.L.C................................................     177,232      9,241,009            0.3%
      Standard Chartered P.L.C.......................................     439,931     10,562,736            0.4%
      Tesco P.L.C....................................................   1,584,008      9,239,736            0.3%
      Vodafone Group P.L.C...........................................   3,370,096     12,343,843            0.5%
      Vodafone Group P.L.C. Sponsored ADR............................     614,634     22,630,824            0.8%
      Other Securities...............................................                297,153,404           10.6%
                                                                                  --------------          ------
TOTAL UNITED KINGDOM.................................................                537,922,096           19.5%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              2,740,974,900           99.5%
                                                                                  --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities...............................................                  1,799,085            0.1%
                                                                                  --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............................................                     48,992            0.0%
                                                                                  --------------          ------
TOTAL PREFERRED STOCKS...............................................                  1,848,077            0.1%
                                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities...............................................                          9            0.0%
                                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities...............................................                         --            0.0%
                                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................................                    264,592            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                    264,601            0.0%
                                                                                  --------------          ------
                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT       VALUE+
                                                                        -------      ------             -
                                                                         (000)
      SECURITIES LENDING COLLATERAL -- (8.3%)........................
(S)@  DFA Short Term Investment Fund.................................  21,521,175    249,000,000            9.0%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $382,392 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $345,804) to be repurchased at
       $339,025...................................................... $       339 $      339,024            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                249,339,024            9.0%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,354,552,422)............................................               $2,992,426,602          108.6%
                                                                                  ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  7,579,926 $  192,931,662   --    $  200,511,588
  Austria.....................       39,912      7,434,305   --         7,474,217
  Belgium.....................    3,501,712     25,672,196   --        29,173,908
  Canada......................  259,552,070             --   --       259,552,070
  Denmark.....................    3,885,244     27,845,950   --        31,731,194
  Finland.....................    1,725,032     21,802,259   --        23,527,291
  France......................   20,822,557    224,629,829   --       245,452,386
  Germany.....................   31,001,562    178,312,098   --       209,313,660
  Greece......................           --        793,969   --           793,969
  Hong Kong...................    1,002,081     73,260,575   --        74,262,656
  Ireland.....................    2,489,101      6,201,707   --         8,690,808
  Israel......................    5,679,502      5,589,846   --        11,269,348
  Italy.......................    8,130,392     47,098,812   --        55,229,204
  Japan.......................   43,398,542    483,838,392   --       527,236,934
  Netherlands.................    9,144,980     54,314,176   --        63,459,156
  New Zealand.................           --      2,790,304   --         2,790,304
  Norway......................    2,122,512     23,855,530   --        25,978,042
  Portugal....................       91,147      4,067,249   --         4,158,396
  Singapore...................           --     36,936,063   --        36,936,063
  Spain.......................   23,202,999     59,992,471   --        83,195,470
  Sweden......................      720,670     76,945,007   --        77,665,677
  Switzerland.................   24,836,474    199,813,989   --       224,650,463
  United Kingdom..............  185,603,990    352,318,106   --       537,922,096
Preferred Stocks
  Germany.....................           --      1,799,085   --         1,799,085
  United Kingdom..............           --         48,992   --            48,992
Rights/Warrants
  France......................           --              9   --                 9
  Hong Kong...................           --             --   --                --
  Spain.......................           --        264,592   --           264,592
Securities Lending Collateral.           --    249,339,024   --       249,339,024
                               ------------ --------------   --    --------------
TOTAL......................... $634,530,405 $2,357,896,197   --    $2,992,426,602
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (5.8%)
    Australia & New Zealand Banking Group, Ltd.. 1,021,663 $ 32,693,574            0.4%
    Commonwealth Bank of Australia..............   291,226   20,969,002            0.2%
    National Australia Bank, Ltd................ 1,341,565   44,836,230            0.5%
    Wesfarmers, Ltd.............................   579,851   23,529,741            0.3%
    Westpac Banking Corp........................   896,764   29,115,366            0.3%
    Other Securities............................            462,209,534            4.8%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            613,353,447            6.5%
                                                           ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................             50,266,444            0.5%
                                                           ------------            ----

BELGIUM -- (1.1%)
    Other Securities............................            113,946,202            1.2%
                                                           ------------            ----

CANADA -- (7.9%)
#   Royal Bank of Canada........................   326,040   21,895,479            0.2%
#   Suncor Energy, Inc..........................   654,429   23,782,011            0.3%
#   Toronto-Dominion Bank (The).................   350,772   32,175,547            0.4%
    Other Securities............................            747,748,586            7.8%
                                                           ------------            ----
TOTAL CANADA....................................            825,601,623            8.7%
                                                           ------------            ----

CHINA -- (0.0%)
    Other Securities............................                636,480            0.0%
                                                           ------------            ----

COLOMBIA -- (0.0%)
    Other Securities............................                  5,577            0.0%
                                                           ------------            ----

DENMARK -- (1.1%)
    Other Securities............................            120,227,098            1.3%
                                                           ------------            ----

FINLAND -- (1.5%)
    #* Nokia Oyj................................ 3,651,928   27,757,495            0.3%
    Other Securities............................            131,584,399            1.4%
                                                           ------------            ----
TOTAL FINLAND...................................            159,341,894            1.7%
                                                           ------------            ----

FRANCE -- (7.1%)
    BNP Paribas SA..............................   568,069   41,908,229            0.5%
    Cie de St-Gobain............................   446,784   23,451,715            0.3%
    Sanofi......................................   201,598   21,495,009            0.2%
    Sanofi ADR..................................   562,231   30,068,114            0.3%
    Societe Generale SA.........................   443,771   25,068,404            0.3%
    Total SA....................................   351,482   21,564,452            0.2%
    # Total SA Sponsored ADR....................   595,142   36,410,788            0.4%
    Other Securities............................            542,884,779            5.6%
                                                           ------------            ----
TOTAL FRANCE....................................            742,851,490            7.8%
                                                           ------------            ----

GERMANY -- (5.9%)
    Allianz SE..................................   171,092   28,726,742            0.3%
    Daimler AG..................................   469,210   38,416,462            0.4%
    Deutsche Post AG............................   639,180   21,585,987            0.2%
    Muenchener Rueckversicherungs AG............   106,008   22,116,689            0.2%
    # Siemens AG Sponsored ADR..................   200,444   25,658,836            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
GERMANY -- (Continued)
    Other Securities......................            $  483,963,547            5.1%
                                                      --------------           -----
TOTAL GERMANY.............................               620,468,263            6.5%
                                                      --------------           -----

GREECE -- (0.3%)
    Other Securities......................                27,568,233            0.3%
                                                      --------------           -----

HONG KONG -- (2.4%)
    Other Securities......................               251,199,528            2.6%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................                47,557,895            0.5%
                                                      --------------           -----

ISRAEL -- (0.5%)
    Other Securities......................                57,292,967            0.6%
                                                      --------------           -----

ITALY -- (2.2%)
    Other Securities......................               234,965,473            2.5%
                                                      --------------           -----

JAPAN -- (18.4%)
    Mitsubishi UFJ Financial Group, Inc...  5,724,200     36,453,212            0.4%
    Mizuho Financial Group, Inc........... 12,919,560     27,118,957            0.3%
#   Sumitomo Mitsui Financial Group, Inc..    704,570     34,056,003            0.4%
#   Toyota Motor Corp. Sponsored ADR......    360,892     46,706,643            0.5%
    Other Securities......................             1,790,048,090           18.7%
                                                      --------------           -----
TOTAL JAPAN...............................             1,934,382,905           20.3%
                                                      --------------           -----

NETHERLANDS -- (2.5%)
    Other Securities......................               268,159,365            2.8%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                25,919,358            0.3%
                                                      --------------           -----

NORWAY -- (0.9%)
    Other Securities......................                99,167,065            1.0%
                                                      --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                29,533,212            0.3%
                                                      --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                   289,979            0.0%
                                                      --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................               131,481,204            1.4%
                                                      --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA....................  3,256,138     28,866,513            0.3%
#   Banco Santander SA Sponsored ADR......  2,364,383     21,066,653            0.2%
    Other Securities......................               190,898,283            2.0%
                                                      --------------           -----
TOTAL SPAIN...............................               240,831,449            2.5%
                                                      --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB........................  1,635,765     20,923,901            0.2%
    Other Securities......................               273,453,290            2.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               294,377,191            3.1%
                                                      --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------

SWITZERLAND -- (6.4%)
    ABB, Ltd................................  1,199,336 $   30,556,144            0.3%
    Credit Suisse Group AG..................  1,122,531     34,919,631            0.4%
    Nestle SA...............................    587,284     42,392,455            0.5%
#   Novartis AG ADR.........................    818,651     63,486,385            0.7%
    Roche Holding AG........................     81,978     22,669,818            0.3%
    Swiss Re AG.............................    372,384     32,688,839            0.4%
    UBS AG..................................  1,749,489     33,836,974            0.4%
    Zurich Insurance Group AG...............    160,459     44,338,545            0.5%
    Other Securities........................               366,397,186            3.6%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               671,285,977            7.1%
                                                        --------------           -----

UNITED KINGDOM -- (17.8%)
    Anglo American P.L.C....................  1,131,410     26,901,050            0.3%
    AstraZeneca P.L.C. Sponsored ADR........    424,722     22,450,805            0.2%
    Barclays P.L.C. Sponsored ADR...........  2,263,921     38,056,512            0.4%
    BG Group P.L.C..........................  1,429,345     29,158,159            0.3%
    BP P.L.C. Sponsored ADR.................  1,845,938     85,836,114            0.9%
#   HSBC Holdings P.L.C. Sponsored ADR......  1,877,265    103,324,666            1.1%
*   Lloyds Banking Group P.L.C.............. 23,313,762     28,834,377            0.3%
    Prudential P.L.C. ADR...................    651,676     26,692,649            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..........    458,818     23,262,073            0.3%
    Royal Dutch Shell P.L.C. ADR(780259107).  1,430,280     99,433,066            1.1%
    Royal Dutch Shell P.L.C. ADR(780259206).    364,923     24,325,767            0.3%
    Standard Chartered P.L.C................  1,125,564     27,024,772            0.3%
    Tesco P.L.C.............................  5,453,611     31,811,663            0.3%
    Vodafone Group P.L.C. Sponsored ADR.....  2,394,771     88,175,468            0.9%
    Other Securities........................             1,212,613,734           12.7%
                                                        --------------           -----
TOTAL UNITED KINGDOM........................             1,867,900,875           19.7%
                                                        --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                   310,865            0.0%
                                                        --------------           -----
TOTAL COMMON STOCKS.........................             9,428,922,059           99.2%
                                                        --------------           -----

PREFERRED STOCKS -- (0.1%)
FRANCE -- (0.0%)
    Other Securities........................                     5,197            0.0%
                                                        --------------           -----
GERMANY -- (0.1%)
    Other Securities........................                 5,206,955            0.1%
                                                        --------------           -----
UNITED KINGDOM -- (0.0%)
    Other Securities........................                   126,482            0.0%
                                                        --------------           -----
TOTAL PREFERRED STOCKS......................                 5,338,634            0.1%
                                                        --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                        --            0.0%
                                                        --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                        --            0.0%
                                                        --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                        13            0.0%
                                                        --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                     SHARES        VALUE++     OF NET ASSETS**
                                                                     ------        -------     ---------------

HONG KONG -- (0.0%)
      Other Securities............................................             $            --            0.0%
                                                                               ---------------          ------

ITALY -- (0.0%)
      Other Securities............................................                      11,809            0.0%
                                                                               ---------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                     702,942            0.0%
                                                                               ---------------          ------
TOTAL RIGHTS/WARRANTS.............................................                     714,764            0.0%
                                                                               ---------------          ------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT        VALUE+
                                                                     -------       ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund..............................  92,912,705   1,075,000,000           11.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $5,584,879 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $5,050,512) to be repurchased at
       $4,951,499................................................. $     4,951       4,951,482            0.1%
                                                                               ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................               1,079,951,482           11.3%
                                                                               ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,059,936,275).........................................               $10,514,926,939          110.6%
                                                                               ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   26,885,569 $  586,467,878   --    $   613,353,447
  Austria.....................         69,846     50,196,598   --         50,266,444
  Belgium.....................     11,058,577    102,887,625   --        113,946,202
  Canada......................    825,577,170         24,453   --        825,601,623
  China.......................         40,881        595,599   --            636,480
  Colombia....................          5,577             --   --              5,577
  Denmark.....................      4,247,252    115,979,846   --        120,227,098
  Finland.....................      3,875,723    155,466,171   --        159,341,894
  France......................    103,088,833    639,762,657   --        742,851,490
  Germany.....................     85,519,236    534,949,027   --        620,468,263
  Greece......................        770,734     26,797,499   --         27,568,233
  Hong Kong...................        997,646    250,201,882   --        251,199,528
  Ireland.....................     14,908,209     32,649,686   --         47,557,895
  Israel......................     13,909,511     43,383,456   --         57,292,967
  Italy.......................     22,099,821    212,865,652   --        234,965,473
  Japan.......................    121,410,252  1,812,972,653   --      1,934,382,905
  Netherlands.................     45,818,932    222,340,433   --        268,159,365
  New Zealand.................        113,994     25,805,364   --         25,919,358
  Norway......................     10,556,193     88,610,872   --         99,167,065
  Portugal....................        265,178     29,268,034   --         29,533,212
  Russia......................             --        289,979   --            289,979
  Singapore...................          1,996    131,479,208   --        131,481,204
  Spain.......................     43,141,304    197,690,145   --        240,831,449
  Sweden......................      8,713,099    285,664,092   --        294,377,191
  Switzerland.................    107,694,359    563,591,618   --        671,285,977
  United Kingdom..............    646,060,323  1,221,840,552   --      1,867,900,875
  United States...............        310,865             --   --            310,865
Preferred Stocks
  France......................          5,197             --   --              5,197
  Germany.....................             --      5,206,955   --          5,206,955
  United Kingdom..............             --        126,482   --            126,482
Rights/Warrants
  Australia...................             --             --   --                 --
  Austria.....................             --             --   --                 --
  France......................             --             13   --                 13
  Hong Kong...................             --             --   --                 --
  Italy.......................             --         11,809   --             11,809
  Spain.......................             --        702,942   --            702,942
Securities Lending Collateral.             --  1,079,951,482   --      1,079,951,482
                               -------------- --------------   --    ---------------
TOTAL......................... $2,097,146,277 $8,417,780,662   --    $10,514,926,939
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                  VALUE+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,041,110,694
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,939,554,064
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  1,867,328,817
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................    934,206,430
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    727,206,971
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $6,870,589,846)...............................  8,509,406,976
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $6,870,589,846)............................... $8,509,406,976
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $8,509,406,976   --      --    $8,509,406,976
                                  --------------   --      --    --------------
 TOTAL........................... $8,509,406,976   --      --    $8,509,406,976
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $414,294,832
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $389,680,331)............................... $414,294,832
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $331,291,612
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $301,331,502)............................... $331,291,612
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                   VALUE+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The United Kingdom Small Company Series
      of The DFA Investment Trust Company....................... $37,113,753
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $22,831,439)........................................... $37,113,753
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                   VALUE+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company.............................. $170,799,580
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $132,148,330).......................................... $170,799,580
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (92.5%)
 AUSTRALIA -- (22.0%)
 #   CFS Retail Property Trust Group... 14,158,196 $ 27,708,920            1.3%
 #   Commonwealth Property Office Fund. 14,987,556   16,956,375            0.8%
 #   Dexus Property Group.............. 31,023,121   31,793,162            1.5%
     Federation Centres, Ltd...........  9,501,422   22,298,352            1.0%
     Goodman Group..................... 11,297,147   53,988,920            2.5%
 #   GPT Group......................... 11,394,986   39,714,768            1.8%
     Investa Office Fund...............  3,957,702   11,618,583            0.5%
 #   Stockland......................... 15,300,798   57,991,976            2.7%
 #   Westfield Group................... 13,915,226  142,401,443            6.6%
     Westfield Retail Trust............ 19,622,341   57,248,805            2.7%
     Other Securities..................              47,497,354            2.2%
                                                   ------------          ------
 TOTAL AUSTRALIA.......................             509,218,658           23.6%
                                                   ------------          ------

 BELGIUM -- (1.5%)
     Cofinimmo.........................    114,585   13,840,283            0.6%
     Other Securities..................              20,133,082            1.0%
                                                   ------------          ------
 TOTAL BELGIUM.........................              33,973,365            1.6%
                                                   ------------          ------

 CANADA -- (5.9%)
     Canadian REIT.....................    240,202    9,784,088            0.5%
 #   H&R REIT..........................    921,949   19,099,509            0.9%
 #   RioCan REIT.......................  1,063,614   25,961,709            1.2%
     Other Securities..................              82,203,898            3.7%
                                                   ------------          ------
 TOTAL CANADA..........................             137,049,204            6.3%
                                                   ------------          ------

 CHINA -- (0.2%)
     Other Securities..................               4,864,256            0.2%
                                                   ------------          ------

 FRANCE -- (4.3%)
     Fonciere Des Regions..............    190,204   16,289,188            0.8%
     Gecina SA.........................    156,246   20,850,380            1.0%
     ICADE.............................    237,301   21,826,829            1.0%
     Klepierre.........................    704,513   31,598,250            1.5%
     Other Securities..................              10,065,785            0.4%
                                                   ------------          ------
 TOTAL FRANCE..........................             100,630,432            4.7%
                                                   ------------          ------

 GERMANY -- (0.4%)
     Other Securities..................               8,374,189            0.4%
                                                   ------------          ------

 GREECE -- (0.0%)
     Other Securities..................                 710,872            0.0%
                                                   ------------          ------

 HONG KONG -- (4.0%)
 #   Link REIT (The)................... 15,583,305   78,594,514            3.7%
     Other Securities..................              13,748,534            0.6%
                                                   ------------          ------
 TOTAL HONG KONG.......................              92,343,048            4.3%
                                                   ------------          ------

 ISRAEL -- (0.2%)
     Other Securities..................               4,096,802            0.2%
                                                   ------------          ------

 ITALY -- (0.2%)
     Other Securities..................               5,532,168            0.3%
                                                   ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------

JAPAN -- (16.6%)
#   Advance Residence Investment Corp.....      8,537 $ 19,327,474            0.9%
    Frontier Real Estate Investment Corp..      1,623   16,216,774            0.7%
#   Japan Prime Realty Investment Corp....      5,422   18,018,058            0.8%
    Japan Real Estate Investment Corp.....      4,121   47,081,579            2.2%
#   Japan Retail Fund Investment Corp.....     14,487   29,340,812            1.4%
    Mori Hills REIT Investment Corp.......      1,392    9,769,120            0.5%
#   Mori Trust Sogo Reit, Inc.............      1,265   11,250,428            0.5%
    Nippon Accommodations Fund, Inc.......      1,470   10,539,320            0.5%
    Nippon Building Fund, Inc.............      4,863   60,159,679            2.8%
#   Nomura Real Estate Office Fund, Inc...      2,509   12,394,468            0.6%
#   Orix JREIT, Inc.......................     10,968   13,677,853            0.6%
#   United Urban Investment Corp..........     16,307   24,888,305            1.2%
    Other Securities......................             112,354,555            5.1%
                                                      ------------          ------
TOTAL JAPAN...............................             385,018,425           17.8%
                                                      ------------          ------

MALAYSIA -- (0.6%)
    Other Securities......................              13,489,527            0.6%
                                                      ------------          ------

MEXICO -- (1.2%)
    Fibra Uno Administracion S.A. de C.V..  8,782,987   27,195,974            1.3%
                                                      ------------          ------

NETHERLANDS -- (9.3%)
    Corio NV..............................    482,308   20,995,100            1.0%
    Eurocommercial Properties NV..........    237,981   10,111,652            0.5%
#   Unibail-Rodamco SE....................    633,736  165,575,512            7.7%
    Wereldhave NV.........................    147,230   11,439,812            0.5%
    Other Securities......................               8,571,098            0.3%
                                                      ------------          ------
TOTAL NETHERLANDS.........................             216,693,174           10.0%
                                                      ------------          ------

NEW ZEALAND -- (0.7%)
    Other Securities......................              15,591,258            0.7%
                                                      ------------          ------

SINGAPORE -- (7.9%)
    Ascendas REIT......................... 13,941,000   26,506,474            1.2%
#   CapitaCommercial Trust................ 13,721,000   16,235,902            0.7%
    CapitaMall Trust...................... 16,554,300   26,887,384            1.2%
#   Suntec REIT........................... 14,521,000   19,986,435            0.9%
    Other Securities......................              93,673,308            4.5%
                                                      ------------          ------
TOTAL SINGAPORE...........................             183,289,503            8.5%
                                                      ------------          ------

SOUTH AFRICA -- (2.1%)
    Capital Property Fund.................  9,423,574   10,037,894            0.5%
    Growthpoint Properties, Ltd...........  4,050,442   10,299,808            0.5%
    Other Securities......................              29,205,583            1.3%
                                                      ------------          ------
TOTAL SOUTH AFRICA........................              49,543,285            2.3%
                                                      ------------          ------

TAIWAN -- (0.6%)
    Other Securities......................              13,745,219            0.6%
                                                      ------------          ------

TURKEY -- (0.6%)
    Other Securities......................              15,120,567            0.7%
                                                      ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                       ------       -------     ---------------

UNITED KINGDOM -- (14.2%)
      British Land Co. P.L.C........................................   6,331,990 $   63,151,477            2.9%
      Derwent London P.L.C..........................................     601,385     24,139,933            1.1%
      Great Portland Estates P.L.C..................................   2,280,278     20,924,819            1.0%
      Hammerson P.L.C...............................................   4,812,805     40,782,360            1.9%
      Intu Properties P.L.C.........................................   4,019,223     22,167,268            1.0%
      Land Securities Group P.L.C...................................   5,251,976     83,254,870            3.9%
      Segro P.L.C...................................................   4,883,720     25,578,649            1.2%
      Shaftesbury P.L.C.............................................   1,638,837     15,605,115            0.7%
      Other Securities..............................................                 32,668,779            1.5%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM................................................                328,273,270           15.2%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              2,144,753,196           99.3%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities..............................................                     14,606            0.0%
                                                                                 --------------          ------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund................................  15,038,894    174,000,000            8.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $77,480 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $70,067) to be repurchased at $68,693.... $        69         68,693            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................                174,068,693            8.1%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,051,425,581)...........................................               $2,318,836,495          107.4%
                                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,073,311 $  508,145,347   --    $  509,218,658
  Belgium.....................           --     33,973,365   --        33,973,365
  Canada......................  137,049,204             --   --       137,049,204
  China.......................           --      4,864,256   --         4,864,256
  France......................           --    100,630,432   --       100,630,432
  Germany.....................           --      8,374,189   --         8,374,189
  Greece......................           --        710,872   --           710,872
  Hong Kong...................           --     92,343,048   --        92,343,048
  Israel......................           --      4,096,802   --         4,096,802
  Italy.......................           --      5,532,168   --         5,532,168
  Japan.......................           --    385,018,425   --       385,018,425
  Malaysia....................           --     13,489,527   --        13,489,527
  Mexico......................   27,195,974             --   --        27,195,974
  Netherlands.................           --    216,693,174   --       216,693,174
  New Zealand.................           --     15,591,258   --        15,591,258
  Singapore...................           --    183,289,503   --       183,289,503
  South Africa................           --     49,543,285   --        49,543,285
  Taiwan......................           --     13,745,219   --        13,745,219
  Turkey......................           --     15,120,567   --        15,120,567
  United Kingdom..............           --    328,273,270   --       328,273,270
Rights/Warrants
  Singapore...................           --         14,606   --            14,606
Securities Lending Collateral.           --    174,068,693   --       174,068,693
                               ------------ --------------   --    --------------
TOTAL......................... $165,318,489 $2,153,518,006   --    $2,318,836,495
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                       SHARES        VALUE+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc...............................  44,479,879 $1,235,206,238
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 153,767,083    842,643,614
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,711,546,104)..........................................              2,077,849,852
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional Liquid Reserves, 0.073%
  (Cost $8,697,235).................................................   8,697,235      8,697,235
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,720,243,339)..........................................             $2,086,547,087
                                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,077,849,852   --      --    $2,077,849,852
 Temporary Cash Investments......      8,697,235   --      --         8,697,235
                                  --------------   --      --    --------------
 TOTAL........................... $2,086,547,087   --      --    $2,086,547,087
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   COMMON STOCKS -- (91.3%)
   AUSTRALIA -- (5.0%)
   #   Primary Health Care, Ltd..... 10,254,873 $ 47,843,315            0.4%
       Other Securities.............             563,553,242            5.1%
                                                ------------            ----
   TOTAL AUSTRALIA..................             611,396,557            5.5%
                                                ------------            ----

   AUSTRIA -- (0.8%)
   #   Wienerberger AG..............  2,775,318   48,140,566            0.4%
       Other Securities.............              46,419,548            0.4%
                                                ------------            ----
   TOTAL AUSTRIA....................              94,560,114            0.8%
                                                ------------            ----

   BELGIUM -- (0.7%)
       Other Securities.............              90,001,261            0.8%
                                                ------------            ----

   CANADA -- (8.1%)
   *   Canfor Corp..................  2,000,533   41,463,116            0.4%
   *   Celestica, Inc...............  4,266,945   46,858,025            0.4%
       West Fraser Timber Co., Ltd..    640,761   58,732,584            0.5%
       Other Securities.............             834,777,825            7.5%
                                                ------------            ----
   TOTAL CANADA.....................             981,831,550            8.8%
                                                ------------            ----

   CHINA -- (0.0%)
       Other Securities.............               4,800,879            0.0%
                                                ------------            ----

   COLOMBIA -- (0.0%)
       Other Securities.............                  32,180            0.0%
                                                ------------            ----

   DENMARK -- (1.4%)
   #*  Vestas Wind Systems A.S......  3,314,030   88,805,540            0.8%
       Other Securities.............              85,441,344            0.8%
                                                ------------            ----
   TOTAL DENMARK....................             174,246,884            1.6%
                                                ------------            ----

   FINLAND -- (2.2%)
       Huhtamaki Oyj................  1,837,503   44,168,925            0.4%
       Pohjola Bank P.L.C. Class A..  2,317,182   42,197,505            0.4%
       Other Securities.............             181,698,788            1.6%
                                                ------------            ----
   TOTAL FINLAND....................             268,065,218            2.4%
                                                ------------            ----

   FRANCE -- (3.4%)
       Havas SA.....................  5,005,668   41,624,191            0.4%
       Other Securities.............             370,033,186            3.3%
                                                ------------            ----
   TOTAL FRANCE.....................             411,657,377            3.7%
                                                ------------            ----

   GERMANY -- (4.9%)
   *   Aareal Bank AG...............  1,133,243   43,463,385            0.4%
       Aurubis AG...................  1,045,010   65,840,809            0.6%
       Bilfinger SE.................    536,449   59,529,913            0.5%
   #*  TUI AG.......................  3,423,151   45,350,838            0.4%
       Other Securities.............             386,223,402            3.5%
                                                ------------            ----
   TOTAL GERMANY....................             600,408,347            5.4%
                                                ------------            ----

   GREECE -- (0.2%)
       Other Securities.............              19,237,021             0.2
                                                ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                       SHARES      VALUE++     OF NET ASSETS**
                                       ------      -------     ---------------
 HONG KONG -- (2.1%)
     Other Securities...............            $  260,142,684            2.3%
                                                --------------           -----

 IRELAND -- (0.4%)
     Smurfit Kappa Group P.L.C......  2,066,589     50,024,929            0.5%
     Other Securities...............                 4,130,638            0.0%
                                                --------------           -----
 TOTAL IRELAND......................                54,155,567            0.5%
                                                --------------           -----

 ISRAEL -- (0.7%)
     Other Securities...............                89,813,252            0.8%
                                                --------------           -----

 ITALY -- (2.9%)
 #*  Banca Popolare di Milano Scarl. 77,876,899     52,021,908            0.5%
 *   Banco Popolare................. 40,563,396     80,582,762            0.7%
     Other Securities...............               218,731,146            2.0%
                                                --------------           -----
 TOTAL ITALY........................               351,335,816            3.2%
                                                --------------           -----

 JAPAN -- (21.2%)
     Fujikura, Ltd..................  9,669,000     44,121,189            0.4%
     Other Securities...............             2,528,832,837           22.7%
                                                --------------           -----
 TOTAL JAPAN........................             2,572,954,026           23.1%
                                                --------------           -----

 NETHERLANDS -- (1.8%)
     Delta Lloyd NV.................  2,392,235     50,719,278            0.5%
     Other Securities...............               165,018,056            1.4%
                                                --------------           -----
 TOTAL NETHERLANDS..................               215,737,334            1.9%
                                                --------------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities...............                40,904,585            0.4%
                                                --------------           -----

 NORWAY -- (1.0%)
     Other Securities...............               116,446,422            1.0%
                                                --------------           -----

 PORTUGAL -- (0.3%)
     Other Securities...............                40,895,443            0.4%
                                                --------------           -----

 RUSSIA -- (0.1%)
     Other Securities...............                 8,176,906            0.1%
                                                --------------           -----

 SINGAPORE -- (1.6%)
     Other Securities...............               190,923,855            1.7%
                                                --------------           -----

 SPAIN -- (2.4%)
 #   Bankinter SA................... 11,466,414     69,912,115            0.6%
 *   Gamesa Corp. Tecnologica SA....  7,418,085     71,637,070            0.6%
 #*  Sacyr SA.......................  7,674,657     41,304,181            0.4%
     Other Securities...............               111,875,412            1.0%
                                                --------------           -----
 TOTAL SPAIN........................               294,728,778            2.6%
                                                --------------           -----

 SWEDEN -- (3.2%)
 #   Holmen AB Class B..............  1,385,639     46,026,833            0.4%
 #   Trelleborg AB Class B..........  6,024,942    113,688,584            1.0%
     Other Securities...............               227,930,699            2.1%
                                                --------------           -----
 TOTAL SWEDEN.......................               387,646,116            3.5%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                            SHARES       VALUE++     OF NET ASSETS**
                                            ------       -------     ---------------
SWITZERLAND -- (4.1%)
    Helvetia Holding AG..................    121,594 $    57,348,474            0.5%
    Swiss Life Holding AG................    237,965      47,183,777            0.4%
    Other Securities.....................                396,461,344            3.6%
                                                     ---------------           -----
TOTAL SWITZERLAND........................                500,993,595            4.5%
                                                     ---------------           -----

UNITED KINGDOM -- (22.5%)
    Amlin P.L.C.......................... 11,024,189      75,323,453            0.7%
    Ashtead Group P.L.C.................. 10,275,968     107,981,373            1.0%
    Barratt Developments P.L.C........... 23,445,340     125,727,208            1.1%
    Beazley P.L.C........................ 12,470,827      45,713,302            0.4%
    Bellway P.L.C........................  3,448,205      83,054,770            0.8%
    Bodycote P.L.C.......................  5,021,077      52,927,267            0.5%
    Bovis Homes Group P.L.C..............  3,855,116      48,499,105            0.4%
    Catlin Group, Ltd....................  9,072,341      74,529,294            0.7%
    CSR P.L.C............................  4,886,688      43,044,052            0.4%
*   Dixons Retail P.L.C.................. 78,168,061      61,244,756            0.6%
    DS Smith P.L.C....................... 15,213,647      73,739,578            0.7%
    easyJet P.L.C........................  2,965,500      62,118,708            0.6%
    Greene King P.L.C....................  4,908,532      64,953,578            0.6%
    Hiscox, Ltd..........................  9,603,622     101,955,499            0.9%
    Home Retail Group P.L.C.............. 17,508,245      55,860,306            0.5%
    Inchcape P.L.C.......................  8,776,728      89,609,482            0.8%
    Meggitt P.L.C........................  4,813,743      44,191,006            0.4%
    Millennium & Copthorne Hotels P.L.C..  4,813,561      43,996,499            0.4%
    Mondi P.L.C..........................  6,004,641     107,218,486            1.0%
    Persimmon P.L.C......................  7,739,467     156,694,688            1.4%
    SIG P.L.C............................ 14,208,459      46,883,529            0.4%
    Taylor Wimpey P.L.C.................. 76,091,760     134,253,718            1.2%
*   Thomas Cook Group P.L.C.............. 27,405,032      63,074,658            0.6%
    Travis Perkins P.L.C.................  5,306,411     157,799,623            1.4%
    Vesuvius P.L.C.......................  5,951,466      46,267,961            0.4%
    Other Securities.....................                764,711,297            6.6%
                                                     ---------------           -----
TOTAL UNITED KINGDOM.....................              2,731,373,196           24.5%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             11,112,464,963           99.7%
                                                     ---------------           -----

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities.....................                      7,401            0.0%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                        432            0.0%
                                                     ---------------           -----

ITALY -- (0.0%)
    Other Securities.....................                        265            0.0%
                                                     ---------------           -----
TOTAL RIGHTS/WARRANTS....................                        697            0.0%
                                                     ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                         SHARES/
                                                                          FACE                       PERCENTAGE
                                                                         AMOUNT        VALUE+      OF NET ASSETS**
                                                                         -------       ------      ---------------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund..................................  91,011,236 $ 1,053,000,000            9.4%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $85,122 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $76,977) to be repurchased at $75,468...... $        75          75,468            0.0%
                                                                                   ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...................................               1,053,075,468            9.4%
                                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,147,270,819)............................................               $12,165,548,529          109.1%
                                                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $       88,431 $   611,308,126   --    $   611,396,557
  Austria.....................             --      94,560,114   --         94,560,114
  Belgium.....................          1,510      89,999,751   --         90,001,261
  Canada......................    981,346,259         485,291   --        981,831,550
  China.......................        678,336       4,122,543   --          4,800,879
  Colombia....................         32,180              --   --             32,180
  Denmark.....................             --     174,246,884   --        174,246,884
  Finland.....................             --     268,065,218   --        268,065,218
  France......................      2,223,624     409,433,753   --        411,657,377
  Germany.....................      4,965,979     595,442,368   --        600,408,347
  Greece......................             --      19,237,021   --         19,237,021
  Hong Kong...................     14,741,037     245,401,647   --        260,142,684
  Ireland.....................             --      54,155,567   --         54,155,567
  Israel......................             --      89,813,252   --         89,813,252
  Italy.......................             --     351,335,816   --        351,335,816
  Japan.......................      1,448,639   2,571,505,387   --      2,572,954,026
  Netherlands.................             --     215,737,334   --        215,737,334
  New Zealand.................             --      40,904,585   --         40,904,585
  Norway......................      3,851,954     112,594,468   --        116,446,422
  Portugal....................             --      40,895,443   --         40,895,443
  Russia......................             --       8,176,906   --          8,176,906
  Singapore...................          5,123     190,918,732   --        190,923,855
  Spain.......................             --     294,728,778   --        294,728,778
  Sweden......................        333,888     387,312,228   --        387,646,116
  Switzerland.................             --     500,993,595   --        500,993,595
  United Kingdom..............         69,809   2,731,303,387   --      2,731,373,196
Preferred Stocks
  France......................          7,401              --   --              7,401
Rights/Warrants
  Austria.....................             --              --   --                 --
  Israel......................             --             432   --                432
  Italy.......................             --             265   --                265
Securities Lending Collateral.             --   1,053,075,468   --      1,053,075,468
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,009,794,170 $11,155,754,359   --    $12,165,548,529
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------    -------   ---------------
     COMMON STOCKS -- (90.1%)
     AUSTRALIA -- (6.2%)
         Lend Lease Group.............. 182,266 $ 1,965,533            0.2%
         National Australia Bank, Ltd..  62,086   2,074,966            0.2%
         Origin Energy, Ltd............ 193,618   2,676,665            0.3%
         Santos, Ltd................... 170,274   2,436,964            0.2%
         Other Securities..............          65,015,626            5.9%
                                                -----------          ------
     TOTAL AUSTRALIA...................          74,169,754            6.8%
                                                -----------          ------

     AUSTRIA -- (0.5%)
         Other Securities..............           6,056,086            0.6%
                                                -----------          ------

     BELGIUM -- (1.3%)
         Ageas.........................  45,850   1,948,353            0.2%
         KBC Groep NV..................  37,239   2,028,835            0.2%
         Other Securities..............          11,849,709            1.1%
                                                -----------          ------
     TOTAL BELGIUM.....................          15,826,897            1.5%
                                                -----------          ------

     CANADA -- (7.9%)
         Toronto-Dominion Bank (The)...  21,129   1,938,117            0.2%
         Other Securities..............          92,905,836            8.5%
                                                -----------          ------
     TOTAL CANADA......................          94,843,953            8.7%
                                                -----------          ------

     CHINA -- (0.0%)
         Other Securities..............              51,642            0.0%
                                                -----------          ------

     COLOMBIA -- (0.0%)
         Other Securities..............               2,213            0.0%
                                                -----------          ------

     DENMARK -- (1.3%)
         Other Securities..............          15,730,926            1.4%
                                                -----------          ------

     FINLAND -- (1.9%)
     #*  Nokia Oyj..................... 440,404   3,347,413            0.3%
         UPM-Kymmene Oyj............... 178,005   2,826,228            0.3%
         Other Securities..............          16,074,028            1.4%
                                                -----------          ------
     TOTAL FINLAND.....................          22,247,669            2.0%
                                                -----------          ------

     FRANCE -- (6.1%)
     *   Alcatel-Lucent................ 863,979   3,309,951            0.3%
         BNP Paribas SA................  36,071   2,661,070            0.3%
         Cie de St-Gobain..............  45,709   2,399,268            0.2%
         Lafarge SA....................  30,333   2,092,837            0.2%
         Renault SA....................  28,018   2,444,577            0.2%
         Sanofi........................  23,775   2,534,965            0.2%
         Societe Generale SA...........  59,410   3,356,041            0.3%
         Other Securities..............          54,255,917            5.0%
                                                -----------          ------
     TOTAL FRANCE......................          73,054,626            6.7%
                                                -----------          ------

     GERMANY -- (5.4%)
         Allianz SE....................  20,504   3,442,669            0.3%
     *   Commerzbank AG................ 151,865   1,942,295            0.2%
         Daimler AG....................  25,279   2,069,712            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Deutsche Bank AG......................    46,645 $  2,253,886            0.2%
    RWE AG................................    73,139    2,694,593            0.3%
    Other Securities......................             52,453,443            4.7%
                                                     ------------          ------
TOTAL GERMANY.............................             64,856,598            5.9%
                                                     ------------          ------

GREECE -- (0.3%)
    Other Securities......................              3,680,643            0.3%
                                                     ------------          ------

HONG KONG -- (2.6%)
    Other Securities......................             31,197,896            2.9%
                                                     ------------          ------

IRELAND -- (0.5%)
    Other Securities......................              6,326,288            0.6%
                                                     ------------          ------

ISRAEL -- (0.6%)
    Other Securities......................              7,219,308            0.7%
                                                     ------------          ------

ITALY -- (2.2%)
    Unione di Banche Italiane SCPA........   368,830    2,549,144            0.3%
    Other Securities......................             24,399,697            2.2%
                                                     ------------          ------
TOTAL ITALY...............................             26,948,841            2.5%
                                                     ------------          ------

JAPAN -- (20.3%)
    Mitsubishi UFJ Financial Group, Inc...   543,100    3,458,604            0.3%
    Mizuho Financial Group, Inc........... 1,011,060    2,122,278            0.2%
    Sumitomo Mitsui Financial Group, Inc..    55,941    2,703,957            0.3%
    Other Securities......................            235,086,487           21.5%
                                                     ------------          ------
TOTAL JAPAN...............................            243,371,326           22.3%
                                                     ------------          ------

NETHERLANDS -- (2.5%)
    Aegon NV..............................   279,663    2,225,243            0.2%
    Other Securities......................             27,729,184            2.5%
                                                     ------------          ------
TOTAL NETHERLANDS.........................             29,954,427            2.7%
                                                     ------------          ------

NEW ZEALAND -- (0.4%)
    Other Securities......................              4,583,440            0.4%
                                                     ------------          ------

NORWAY -- (1.0%)
    Other Securities......................             11,920,580            1.1%
                                                     ------------          ------

PORTUGAL -- (0.4%)
    Other Securities......................              4,751,005            0.4%
                                                     ------------          ------

RUSSIA -- (0.0%)
    Other Securities......................                 64,369            0.0%
                                                     ------------          ------

SINGAPORE -- (1.4%)
    Other Securities......................             17,230,672            1.6%
                                                     ------------          ------

SPAIN -- (2.2%)
    Banco de Sabadell SA..................   872,241    2,234,946            0.2%
*   Banco Popular Espanol SA..............   406,071    2,303,382            0.2%
    Banco Santander SA....................   288,859    2,560,815            0.3%
    Other Securities......................             18,653,430            1.7%
                                                     ------------          ------
TOTAL SPAIN...............................             25,752,573            2.4%
                                                     ------------          ------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
SWEDEN -- (2.8%)
    Other Securities........................           $   33,475,511            3.1%
                                                       --------------          ------

SWITZERLAND -- (6.1%)
    Credit Suisse Group AG..................   144,732      4,502,315            0.4%
    Holcim, Ltd.............................    29,383      2,185,491            0.2%
    Julius Baer Group, Ltd..................    47,955      2,352,468            0.2%
    Lonza Group AG..........................    23,146      2,066,079            0.2%
    Nestle SA...............................    61,616      4,447,684            0.4%
    Novartis AG ADR.........................    28,202      2,187,065            0.2%
    Swiss Re AG.............................    48,833      4,286,688            0.4%
    Zurich Insurance Group AG...............    17,448      4,821,287            0.5%
    Other Securities........................               46,729,698            4.2%
                                                       --------------          ------
TOTAL SWITZERLAND...........................               73,578,775            6.7%
                                                       --------------          ------

UNITED KINGDOM -- (16.2%)
    Anglo American P.L.C....................   146,774      3,489,782            0.3%
    Barratt Developments P.L.C..............   423,037      2,268,564            0.2%
    BP P.L.C................................   297,377      2,308,419            0.2%
    BP P.L.C. Sponsored ADR.................   103,538      4,814,517            0.5%
#   HSBC Holdings P.L.C. Sponsored ADR......   175,852      9,678,894            0.9%
    Legal & General Group P.L.C.............   566,357      1,962,884            0.2%
*   Lloyds Banking Group P.L.C.............. 2,002,798      2,477,053            0.2%
    Old Mutual P.L.C........................   627,407      2,044,744            0.2%
    Resolution, Ltd.........................   479,648      2,746,351            0.3%
    Royal Dutch Shell P.L.C. ADR(780259206).    60,794      4,052,528            0.4%
    Royal Dutch Shell P.L.C. ADR(780259107).    88,550      6,155,996            0.6%
    RSA Insurance Group P.L.C...............   981,571      2,021,573            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....   165,738      6,102,473            0.6%
    Other Securities........................              144,571,988           13.1%
                                                       --------------          ------
TOTAL UNITED KINGDOM........................              194,695,766           17.9%
                                                       --------------          ------

UNITED STATES -- (0.0%)
    Other Securities........................                   50,776            0.0%
                                                       --------------          ------
TOTAL COMMON STOCKS.........................            1,081,642,560           99.2%
                                                       --------------          ------

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities........................                        1            0.0%
                                                       --------------          ------

GERMANY -- (0.0%)
    Other Securities........................                  188,714            0.0%
                                                       --------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    9,032            0.0%
                                                       --------------          ------
TOTAL PREFERRED STOCKS......................                  197,747            0.0%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------          ------
AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------          ------

FRANCE -- (0.0%)
    Other Securities........................                       16            0.0%
                                                       --------------          ------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE++     OF NET ASSETS**
                                                                          ------       -------     ---------------
HONG KONG -- (0.0%)
      Other Securities.................................................             $           --            0.0%
                                                                                    --------------          ------

ITALY -- (0.0%)
      Other Securities.................................................                      1,046            0.0%
                                                                                    --------------          ------

SPAIN -- (0.0%)
      Other Securities.................................................                     62,360            0.0%
                                                                                    --------------          ------

TOTAL RIGHTS/WARRANTS..................................................                     63,422            0.0%
                                                                                    --------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT       VALUE+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund...................................  10,285,220    119,000,000           10.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $169,878 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $153,624) to be repurchased at $150,613............... $       151        150,612            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                119,150,612           10.9%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $978,641,888)................................................               $1,201,054,341          110.1%
                                                                                    ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,168,941 $   73,000,813   --    $   74,169,754
  Austria.....................           --      6,056,086   --         6,056,086
  Belgium.....................      875,336     14,951,561   --        15,826,897
  Canada......................   94,837,465          6,488   --        94,843,953
  China.......................        5,467         46,175   --            51,642
  Colombia....................        2,213             --   --             2,213
  Denmark.....................           --     15,730,926   --        15,730,926
  Finland.....................           --     22,247,669   --        22,247,669
  France......................    2,155,798     70,898,828   --        73,054,626
  Germany.....................    4,279,468     60,577,130   --        64,856,598
  Greece......................        4,844      3,675,799   --         3,680,643
  Hong Kong...................      279,902     30,917,994   --        31,197,896
  Ireland.....................    1,757,074      4,569,214   --         6,326,288
  Israel......................      922,161      6,297,147   --         7,219,308
  Italy.......................    1,296,432     25,652,409   --        26,948,841
  Japan.......................    4,504,801    238,866,525   --       243,371,326
  Netherlands.................    5,157,662     24,796,765   --        29,954,427
  New Zealand.................        5,022      4,578,418   --         4,583,440
  Norway......................      595,569     11,325,011   --        11,920,580
  Portugal....................           --      4,751,005   --         4,751,005
  Russia......................           --         64,369   --            64,369
  Singapore...................           --     17,230,672   --        17,230,672
  Spain.......................    1,257,668     24,494,905   --        25,752,573
  Sweden......................       13,424     33,462,087   --        33,475,511
  Switzerland.................    5,618,343     67,960,432   --        73,578,775
  United Kingdom..............   37,975,431    156,720,335   --       194,695,766
  United States...............       50,776             --   --            50,776
Preferred Stocks
  France......................            1             --   --                 1
  Germany.....................           --        188,714   --           188,714
  United Kingdom..............           --          9,032   --             9,032
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  France......................           --             16   --                16
  Hong Kong...................           --             --   --                --
  Italy.......................           --          1,046   --             1,046
  Spain.......................           --         62,360   --            62,360
Securities Lending Collateral.           --    119,150,612   --       119,150,612
                               ------------ --------------   --    --------------
TOTAL......................... $162,763,798 $1,038,290,543   --    $1,201,054,341
                               ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                              SHARES     VALUE+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $ 82,013,299
Investment in Dimensional Emerging Markets Value Fund........           24,814,665
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 526,844   10,626,448
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $102,161,430).....................................          117,454,412
                                                                      ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $102,161,430).....................................         $117,454,412
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $117,454,412   --      --    $117,454,412
                                    ------------   --      --    ------------
   TOTAL........................... $117,454,412   --      --    $117,454,412
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                               SHARES     VALUE+
                                                              --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 2,950,303 $59,507,603
Investment in Dimensional Emerging Markets Value Fund........            22,063,755
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................   735,217   8,638,806
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................             5,728,688
                                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $84,292,613)......................................            95,938,852
                                                                        -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $84,292,613)......................................           $95,938,852
                                                                        ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $95,938,852    --      --    $95,938,852
                                     -----------    --      --    -----------
    TOTAL........................... $95,938,852    --      --    $95,938,852
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,934,151 $ 99,732,282
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,478,473   29,702,529
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $117,714,895).................................            129,434,811
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $117,714,895).................................           $129,434,811
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $129,434,811   --      --    $129,434,811
                                    ------------   --      --    ------------
   TOTAL........................... $129,434,811   --      --    $129,434,811
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,406,753 $37,593,478
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,772,248  34,847,158
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   755,956  15,187,160
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $72,257,364)..................................            87,627,796
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $72,257,364)..................................           $87,627,796
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $87,627,796       --   --    $87,627,796
    Futures Contracts**.............     132,768       --   --        132,768
    Forward Currency Contracts**....          --  $28,113   --         28,113
                                     -----------  -------   --    -----------
    TOTAL........................... $87,760,564  $28,113   --    $87,788,677
                                     ===========  =======   ==    ===========

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $3,653,886,907
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $2,522,234,797)............................. $3,653,886,907
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,037,179,777
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $3,582,520,729)............................. $4,037,179,777
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                VALUE+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $19,256,425,152
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,840,666,697)............................ $19,256,425,152
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (88.4%)
BRAZIL -- (9.1%)
    Banco Bradesco SA...................................   2,129,629 $   34,299,515            0.3%
#   Banco Bradesco SA ADR...............................   5,097,969     73,512,708            0.6%
    Banco do Brasil SA..................................   2,450,339     32,434,641            0.3%
    BM&FBovespa SA......................................   7,415,089     41,792,285            0.3%
    Gerdau SA Sponsored ADR.............................   3,674,735     29,140,649            0.2%
#   Itau Unibanco Holding SA ADR........................   5,554,966     85,602,024            0.7%
    Petroleo Brasileiro SA ADR..........................   3,861,209     67,300,873            0.5%
#   Petroleo Brasileiro SA Sponsored ADR................   5,128,535     93,134,196            0.7%
#   Vale SA Sponsored ADR(91912E105)....................   3,426,868     54,864,157            0.4%
    Vale SA Sponsored ADR(91912E204)....................   4,029,593     58,993,242            0.5%
    Other Securities....................................                724,890,322            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,295,964,612            9.9%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                201,874,444            1.5%
                                                                     --------------           -----

CHINA -- (13.7%)
    Bank of China, Ltd. Class H......................... 145,776,702     68,633,093            0.5%
    China Construction Bank Corp. Class H............... 152,896,302    118,957,385            0.9%
#   China Mobile, Ltd. Sponsored ADR....................   1,489,143     77,465,219            0.6%
    CNOOC, Ltd..........................................  15,368,000     31,179,535            0.3%
    CNOOC, Ltd. ADR.....................................     175,892     35,584,711            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 143,278,725    100,257,149            0.8%
    Tencent Holdings, Ltd...............................     970,900     52,968,595            0.4%
    Other Securities....................................              1,465,753,971           11.2%
                                                                     --------------           -----
TOTAL CHINA.............................................              1,950,799,658           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.5%)
    Other Securities....................................                 72,542,345            0.6%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 40,313,246            0.3%
                                                                     --------------           -----

EGYPT -- (0.0%)
    Other Securities....................................                  6,886,974            0.1%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    773,692            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 39,695,409            0.3%
                                                                     --------------           -----

INDIA -- (6.1%)
    HDFC Bank, Ltd......................................   2,994,559     33,307,680            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     669,643     35,531,258            0.3%
    Reliance Industries, Ltd............................   3,724,395     55,433,229            0.4%
    Other Securities....................................                745,642,395            5.7%
                                                                     --------------           -----
TOTAL INDIA.............................................                869,914,562            6.7%
                                                                     --------------           -----

INDONESIA -- (2.3%)
    Other Securities....................................                334,715,998            2.6%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                    330,970            0.0%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
MALAYSIA -- (4.1%)
    CIMB Group Holdings Bhd................... 14,070,063 $   33,444,890            0.3%
    Malayan Banking Bhd....................... 12,903,788     39,996,828            0.3%
    Other Securities..........................               509,663,424            3.9%
                                                          --------------           -----
TOTAL MALAYSIA................................               583,105,142            4.5%
                                                          --------------           -----

MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A............... 12,826,789     35,116,435            0.3%
#   America Movil S.A.B. de C.V. Series L ADR.  2,589,383     55,438,689            0.4%
#*  Cemex S.A.B. de C.V. Sponsored ADR........  6,149,067     65,057,129            0.5%
#   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR............................    555,503     51,828,430            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  8,197,629     52,475,884            0.4%
    Grupo Mexico S.A.B. de C.V. Series B...... 12,013,141     38,072,650            0.3%
#   Grupo Televisa S.A.B. Sponsored ADR.......  1,810,392     55,108,332            0.4%
    Other Securities..........................               332,326,572            2.6%
                                                          --------------           -----
TOTAL MEXICO..................................               685,424,121            5.3%
                                                          --------------           -----

PERU -- (0.1%)
    Other Securities..........................                18,921,333            0.1%
                                                          --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................               188,172,356            1.4%
                                                          --------------           -----

POLAND -- (1.7%)
    Other Securities..........................               244,111,479            1.9%
                                                          --------------           -----

RUSSIA -- (3.8%)
    Gazprom OAO Sponsored ADR................. 19,360,421    180,969,619            1.4%
#   Lukoil OAO Sponsored ADR..................  1,464,268     95,900,562            0.7%
    Sberbank of Russia Sponsored ADR..........  5,532,517     70,552,743            0.6%
    Tatneft OAO Sponsored ADR.................    739,208     30,365,137            0.2%
    Other Securities..........................               162,340,575            1.2%
                                                          --------------           -----
TOTAL RUSSIA..................................               540,128,636            4.1%
                                                          --------------           -----

SOUTH AFRICA -- (6.7%)
    FirstRand, Ltd............................  9,125,832     32,761,624            0.3%
    MTN Group, Ltd............................  3,230,167     64,206,532            0.5%
    Naspers, Ltd. Class N.....................    631,382     59,099,733            0.5%
    Sanlam, Ltd...............................  7,258,066     38,943,664            0.3%
    Sasol, Ltd................................    765,727     39,126,959            0.3%
#   Sasol, Ltd. Sponsored ADR.................    869,022     44,337,502            0.3%
#   Standard Bank Group, Ltd..................  3,305,953     42,058,657            0.3%
    Other Securities..........................               632,836,511            4.8%
                                                          --------------           -----
TOTAL SOUTH AFRICA............................               953,371,182            7.3%
                                                          --------------           -----

SOUTH KOREA -- (13.6%)
    Hana Financial Group, Inc.................  1,071,129     41,187,342            0.3%
    Hyundai Mobis.............................    136,261     38,436,499            0.3%
    Hyundai Motor Co..........................    344,450     82,063,088            0.6%
#   Kia Motors Corp...........................    584,259     33,946,142            0.3%
#   POSCO ADR.................................    473,943     35,289,796            0.3%
    Samsung Electronics Co., Ltd..............    204,504    282,022,914            2.2%
    Other Securities..........................             1,425,493,978           10.9%
                                                          --------------           -----
TOTAL SOUTH KOREA.............................             1,938,439,759           14.9%
                                                          --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                    SHARES       VALUE++     OF NET ASSETS**
                                                    ------       -------     ---------------
TAIWAN -- (13.6%)
    CTBC Financial Holding Co., Ltd.............. 43,121,191 $    29,250,510            0.2%
    Hon Hai Precision Industry Co., Ltd.......... 28,489,623      72,428,987            0.6%
#   Taiwan Semiconductor Manufacturing Co., Ltd.. 40,714,652     150,056,501            1.2%
    Other Securities.............................              1,695,589,463           13.0%
                                                             ---------------          ------
TOTAL TAIWAN.....................................              1,947,325,461           15.0%
                                                             ---------------          ------

THAILAND -- (2.9%)
    Other Securities.............................                415,125,485            3.2%
                                                             ---------------          ------

TURKEY -- (2.1%)
    Other Securities.............................                298,790,261            2.3%
                                                             ---------------          ------

UNITED STATES -- (0.0%)
    Other Securities.............................                    126,755            0.0%
                                                             ---------------          ------
TOTAL COMMON STOCKS..............................             12,626,853,880           97.0%
                                                             ---------------          ------

PREFERRED STOCKS -- (1.9%)
BRAZIL -- (1.8%)
    Itau Unibanco Holding SA.....................  2,951,785      45,672,482            0.4%
    Other Securities.............................                209,006,990            1.5%
                                                             ---------------          ------
TOTAL BRAZIL.....................................                254,679,472            1.9%
                                                             ---------------          ------

CHILE -- (0.0%)
    Other Securities.............................                  2,111,459            0.0%
                                                             ---------------          ------
COLOMBIA -- (0.1%)
    Other Securities.............................                  8,313,715            0.1%
                                                             ---------------          ------
TOTAL PREFERRED STOCKS...........................                265,104,646            2.0%
                                                             ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                     11,935            0.0%
                                                             ---------------          ------

CHILE -- (0.0%)
    Other Securities.............................                         31            0.0%
                                                             ---------------          ------
MALAYSIA -- (0.0%)
    Other Securities.............................                    174,504            0.0%
                                                             ---------------          ------
POLAND -- (0.0%)
    Other Securities.............................                         --            0.0%
                                                             ---------------          ------
SOUTH KOREA -- (0.0%)
    Other Securities.............................                     15,747            0.0%
                                                             ---------------          ------
THAILAND -- (0.0%)
    Other Securities.............................                     36,842            0.0%
                                                             ---------------          ------
TOTAL RIGHTS/WARRANTS............................                    239,059            0.0%
                                                             ---------------          ------


EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     SHARES/
                                                                      FACE                        PERCENTAGE
                                                                     AMOUNT         VALUE+      OF NET ASSETS**
                                                                     -------        ------      ---------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@  DFA Short Term Investment Fund..............................  118,582,541 $ 1,372,000,000           10.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $12,370,390 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $11,186,777) to be
       repurchased at $10,967,465................................. $     10,967      10,967,428            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,382,967,428           10.6%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $13,051,760,683)......................................              $14,275,165,013          109.6%
                                                                                ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  673,687,040 $   622,277,572   --    $ 1,295,964,612
  Chile.......................     53,152,182     148,722,262   --        201,874,444
  China.......................    209,489,377   1,741,310,281   --      1,950,799,658
  Colombia....................     72,542,345              --   --         72,542,345
  Czech Republic..............             --      40,313,246   --         40,313,246
  Egypt.......................             --       6,886,974   --          6,886,974
  Hong Kong...................             --         773,692   --            773,692
  Hungary.....................        248,373      39,447,036   --         39,695,409
  India.......................     77,607,096     792,307,466   --        869,914,562
  Indonesia...................     13,389,435     321,326,563   --        334,715,998
  Israel......................             --         330,970   --            330,970
  Malaysia....................             --     583,105,142   --        583,105,142
  Mexico......................    685,300,950         123,171   --        685,424,121
  Peru........................     18,921,333              --   --         18,921,333
  Philippines.................      3,409,239     184,763,117   --        188,172,356
  Poland......................         84,720     244,026,759   --        244,111,479
  Russia......................     21,167,946     518,960,690   --        540,128,636
  South Africa................     81,220,811     872,150,371   --        953,371,182
  South Korea.................     93,287,756   1,845,152,003   --      1,938,439,759
  Taiwan......................     41,170,777   1,906,154,684   --      1,947,325,461
  Thailand....................    415,119,288           6,197   --        415,125,485
  Turkey......................      4,597,018     294,193,243   --        298,790,261
  United States...............             --         126,755   --            126,755
Preferred Stocks
  Brazil......................      4,574,692     250,104,780   --        254,679,472
  Chile.......................             --       2,111,459   --          2,111,459
  Colombia....................      8,313,715              --   --          8,313,715
Rights/Warrants
  Brazil......................             --          11,935   --             11,935
  Chile.......................             --              31   --                 31
  Malaysia....................             --         174,504   --            174,504
  Poland......................             --              --   --                 --
  South Korea.................             --          15,747   --             15,747
  Thailand....................             --          36,842   --             36,842
Securities Lending Collateral.             --   1,382,967,428   --      1,382,967,428
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,477,284,093 $11,797,880,920   --    $14,275,165,013
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       ENHANCED
                                                                      U.S. LARGE
                                                                       COMPANY      U.S. LARGE CAP  U.S. LARGE CAP
                                                                      PORTFOLIO    EQUITY PORTFOLIO VALUE PORTFOLIO
-                                                                    ------------  ---------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --              --   $   11,967,120
Investments at Value (including $0, $32,917, $0 and $603,977 of
 securities on loan, respectively).................................. $    211,548    $    134,084               --
Temporary Cash Investments at Value & Cost..........................           --           2,237               --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --          33,752               --
Foreign Currencies at Value.........................................        3,367              --               --
Cash................................................................          679              --               --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........       11,265              --               --
  Dividends, Interest and Tax Reclaims..............................        1,140             110               --
  Securities Lending Income.........................................           --               4               --
  Fund Shares Sold..................................................           19             947            9,362
  From Advisor......................................................           --               1               --
Unrealized Gain on Forward Currency Contracts.......................          101              --               --
Unrealized Gain on Foreign Currency Contracts.......................           10              --               --
Deferred Offering Costs.............................................           --              28               --
Prepaid Expenses and Other Assets...................................           16               8               91
                                                                     ------------    ------------   --------------
    Total Assets....................................................      228,145         171,171       11,976,573
                                                                     ------------    ------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --          33,752               --
  Investment Securities/Affiliated Investment Company
   Purchased........................................................       13,374           1,914               --
  Fund Shares Redeemed..............................................          433              77           11,554
  Due to Advisor....................................................           36              --            1,477
  Futures Margin Variation..........................................        1,121              --               --
Unrealized Loss on Forward Currency Contracts.......................          318              --               --
Accrued Expenses and Other Liabilities..............................           23              21              470
                                                                     ------------    ------------   --------------
    Total Liabilities...............................................       15,305          35,764           13,501
                                                                     ------------    ------------   --------------
NET ASSETS.......................................................... $    212,840    $    135,407   $   11,963,072
                                                                     ============    ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $9,470
 and shares outstanding of 0; 0; 0 and 418,568, respectively........          N/A             N/A              N/A
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $23,305 and shares outstanding of 0; 0; 0 and 1,032,756,
 respectively.......................................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
Institutional Class Shares -- based on net assets of $212,840;
 $135,407; $11,963,072 and $4,180,974 and shares outstanding of 18,187,882; 12,227,071; 402,570,195 and 184,963,719,
 respectively....................................................... $      11.70    $      11.07   $        29.72
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000     100,000,000    2,000,000,000
                                                                     ============    ============   ==============
Investments in Affiliated Investment Company at Cost................ $         --    $         --   $    7,741,067
                                                                     ============    ============   ==============
Investments at Cost................................................. $    207,573    $    123,524   $           --
                                                                     ============    ============   ==============
Foreign Currencies at Cost.......................................... $      3,401    $         --   $           --
                                                                     ============    ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    209,974    $    124,529   $    8,221,868
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          200             281           28,203
Accumulated Net Realized Gain (Loss)................................       (8,972)             37         (513,052)
Net Unrealized Foreign Exchange Gain (Loss).........................         (217)             --               --
Net Unrealized Appreciation (Depreciation)..........................       11,855          10,560        4,226,053
                                                                     ------------    ------------   --------------
NET ASSETS.......................................................... $    212,840    $    135,407   $   11,963,072
                                                                     ============    ============   ==============


                                                                      U.S. TARGETED
                                                                     VALUE PORTFOLIO
-                                                                    ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............            --
Investments at Value (including $0, $32,917, $0 and $603,977 of securities on loan, respectively)..................................  $  4,177,782
Temporary Cash Investments at Value & Cost..........................        25,535
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       623,299
Foreign Currencies at Value.........................................            --
Cash................................................................           682
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........         7,259
  Dividends, Interest and Tax Reclaims..............................         1,194
  Securities Lending Income.........................................           212
  Fund Shares Sold..................................................        11,574
  From Advisor......................................................            --
Unrealized Gain on Forward Currency Contracts.......................            --
Unrealized Gain on Foreign Currency Contracts.......................            --
Deferred Offering Costs.............................................            --
Prepaid Expenses and Other Assets...................................            52
                                                                      ------------
    Total Assets....................................................     4,847,589
                                                                      ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................       623,299
  Investment Securities/Affiliated Investment Company
   Purchased........................................................         6,934
  Fund Shares Redeemed..............................................         1,994
  Due to Advisor....................................................         1,255
  Futures Margin Variation..........................................            --
Unrealized Loss on Forward Currency Contracts.......................            --
Accrued Expenses and Other Liabilities..............................           358
                                                                      ------------
    Total Liabilities...............................................       633,840
                                                                      ------------
NET ASSETS..........................................................  $  4,213,749
                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $9,470
 and shares outstanding of 0; 0; 0 and 418,568, respectively........         22.63
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   100,000,000
                                                                      ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $23,305 and shares outstanding of 0; 0; 0 and 1,032,756,
 respectively.......................................................         22.57
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   100,000,000
                                                                      ============
Institutional Class Shares -- based on net assets of $212,840;
 $135,407; $11,963,072 and $4,180,974 and shares outstanding of 18,187,882; 12,227,071; 402,570,195 and 184,963,719,
 respectively.......................................................  $      22.60
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   700,000,000
                                                                      ============
Investments in Affiliated Investment Company at Cost................  $         --
                                                                      ============
Investments at Cost.................................................  $  2,844,192
                                                                      ============
Foreign Currencies at Cost..........................................  $         --
                                                                      ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  2,629,141
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................           484
Accumulated Net Realized Gain (Loss)................................       250,534
Net Unrealized Foreign Exchange Gain (Loss).........................            --
Net Unrealized Appreciation (Depreciation)..........................     1,333,590
                                                                      ------------
NET ASSETS..........................................................  $  4,213,749
                                                                      ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                        U.S. CORE      U.S. CORE     U.S. VECTOR
                                                      U.S. SMALL CAP    EQUITY 1       EQUITY 2        EQUITY
                                                      VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                      --------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,459,443,
 $712,697, $1,030,739 and $369,531 of securities
 on loan, respectively).............................. $    9,470,398  $    7,536,491 $    9,966,682 $    2,889,233
Temporary Cash Investments at Value & Cost...........         58,724          31,599         33,429          6,584
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      1,508,504         733,079      1,060,641        382,245
Cash.................................................          1,910             116            249            159
Receivables:
  Investment Securities Sold.........................         10,101              10             12             22
  Dividends and Interest.............................          3,208           5,183          6,608          1,491
  Securities Lending Income..........................            463             290            427            200
  Fund Shares Sold...................................          8,354          12,580         16,856          3,954
Prepaid Expenses and Other Assets....................            101             135            107             45
                                                      --------------  -------------- -------------- --------------
     Total Assets....................................     11,061,763       8,319,483     11,085,011      3,283,933
                                                      --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      1,508,504         733,079      1,060,641        382,245
  Investment Securities Purchased....................         15,676          15,331         27,957          4,588
  Fund Shares Redeemed...............................          5,851           3,238          4,430          2,304
  Due to Advisor.....................................          3,973           1,061          1,654            722
Accrued Expenses and Other Liabilities...............            778             595            765            232
                                                      --------------  -------------- -------------- --------------
     Total Liabilities...............................      1,534,782         753,304      1,095,447        390,091
                                                      --------------  -------------- -------------- --------------
NET ASSETS........................................... $    9,526,981  $    7,566,179 $    9,989,564 $    2,893,842
                                                      ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,526,981; $7,566,179; $9,989,564 and
 $2,893,842 and shares outstanding of
 276,282,421; 480,572,749; 639,564,977 and
 185,306,591, respectively........................... $        34.48  $        15.74 $        15.62 $        15.62
                                                      ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................  1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                      ==============  ============== ============== ==============
Investments at Cost.................................. $    6,597,207  $    5,237,337 $    6,797,207 $    1,961,480
                                                      ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    6,214,232  $    5,218,221 $    6,704,700 $    1,923,097
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          1,366          14,478         14,555          3,096
Accumulated Net Realized Gain (Loss).................        438,192          34,326        100,834         39,896
Net Unrealized Appreciation (Depreciation)...........      2,873,191       2,299,154      3,169,475        927,753
                                                      --------------  -------------- -------------- --------------
NET ASSETS........................................... $    9,526,981  $    7,566,179 $    9,989,564 $    2,893,842
                                                      ==============  ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             DFA REAL
                                                                                              ESTATE       LARGE CAP
                                                             U.S. SMALL CAP U.S. MICRO CAP  SECURITIES   INTERNATIONAL
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $1,665,475, $805,423,
 $480,855 and $254,244 of securities on loan,
 respectively).............................................. $    7,426,595 $    4,683,423 $  4,650,418  $  2,743,088
Temporary Cash Investments at Value & Cost..................         36,843         12,694       14,133            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................             --             --           --           339
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,718,441        834,896      497,984       249,000
Foreign Currencies at Value.................................             --             --           --         5,513
Cash........................................................            763          1,180           --         7,027
Receivables:
  Investment Securities Sold................................         13,342          5,015           --            --
  Dividends, Interest and Tax Reclaims......................          2,095          1,445        6,298         6,568
  Securities Lending Income.................................            765            647           72           177
  Fund Shares Sold..........................................          8,859          2,100        9,344         1,319
Prepaid Expenses and Other Assets...........................             55             47           53            21
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................      9,207,758      5,541,447    5,178,302     3,013,052
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,718,441        834,896      497,984       249,339
  Investment Securities Purchased...........................         34,151          6,291           --         4,905
  Fund Shares Redeemed......................................          5,540          2,072        1,957         2,851
  Due to Advisor............................................          2,166          1,966          492           574
Unrealized Loss on Foreign Currency Contracts...............             --             --           --            13
Accrued Expenses and Other Liabilities......................            633            391          451           256
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      1,760,931        845,616      500,884       257,938
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    7,446,827 $    4,695,831 $  4,677,418  $  2,755,114
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $7,446,827; $4,695,831; $4,677,418 and $2,755,114
 and shares outstanding of 248,001,921; 239,125,446;
 168,423,065 and 124,102,982, respectively.................. $        30.03 $        19.64 $      27.77  $      22.20
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    5,223,959 $    3,062,833 $  3,317,741  $  2,105,213
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      5,504
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    5,020,485 $    2,867,133 $  3,572,655  $  2,345,517
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          3,164          1,656       32,390         6,579
Accumulated Net Realized Gain (Loss)........................        220,542        206,452     (260,304)     (234,908)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --            42
Net Unrealized Appreciation (Depreciation)..................      2,202,636      1,620,590    1,332,677       637,884
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    7,446,827 $    4,695,831 $  4,677,418  $  2,755,114
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             INTERNATIONAL    JAPANESE    ASIA PACIFIC
                                                              INTERNATIONAL      SMALL          SMALL        SMALL
                                                               CORE EQUITY      COMPANY        COMPANY      COMPANY
                                                               PORTFOLIO*      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                             --------------  -------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    8,509,407 $    414,295  $    331,292
Investments at Value (including $1,069,370, $0, $0 and $0
 of securities on loan, respectively)....................... $    9,434,976              --           --            --
Temporary Cash..............................................             --          12,173           --            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................          4,951              --           --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,075,000              --           --            --
Foreign Currencies at Value.................................          2,087              --           --            --
Cash........................................................         38,004              --           --            --
Receivables:
  Investment Securities Sold................................            380              --           --            --
  Dividends, Interest and Tax Reclaims......................         21,328              --           --            --
  Securities Lending Income.................................            771              --           --            --
  Fund Shares Sold..........................................         17,948           4,045           --            15
Prepaid Expenses and Other Assets...........................            127              56            7             7
                                                             --------------  -------------- ------------  ------------
     Total Assets...........................................     10,595,572       8,525,681      414,302       331,314
                                                             --------------  -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,079,951              --           --            --
  Investment Securities Purchased...........................            647              --           --            --
  Fund Shares Redeemed......................................          2,917           1,771            6             7
  Due to Advisor............................................          2,762           2,846          140           112
Accrued Expenses and Other Liabilities......................            829             347           24            29
                                                             --------------  -------------- ------------  ------------
     Total Liabilities......................................      1,087,106           4,964          170           148
                                                             --------------  -------------- ------------  ------------
NET ASSETS.................................................. $    9,508,466  $    8,520,717 $    414,132  $    331,166
                                                             ==============  ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,508,466; $8,520,717; $414,132 and $331,166 and
 shares outstanding of 756,633,598; 439,239,988;
 21,422,259 and 13,342,290, respectively.................... $        12.57  $        19.40 $      19.33  $      24.82
                                                             ==============  ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000  100,000,000   100,000,000
                                                             ==============  ============== ============  ============
Investments in Affiliated Investment Companies at Cost...... $           --  $    6,870,590 $    389,680  $    301,332
                                                             ==============  ============== ============  ============
Investments at Cost......................................... $    7,979,985  $           -- $         --  $         --
                                                             ==============  ============== ============  ============
Foreign Currencies at Cost.................................. $        2,101  $           -- $         --  $         --
                                                             ==============  ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,141,579  $    6,624,670 $    452,510  $    321,830
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         27,329          27,083        6,178         6,418
Accumulated Net Realized Gain (Loss)........................       (115,510)        230,130      (69,159)      (27,045)
Net Unrealized Foreign Exchange Gain (Loss).................             91              17          (12)            3
Net Unrealized Appreciation (Depreciation)..................      1,454,977       1,638,817       24,615        29,960
                                                             --------------  -------------- ------------  ------------
NET ASSETS.................................................. $    9,508,466  $    8,520,717 $    414,132  $    331,166
                                                             ==============  ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA
                                                                          UNITED      CONTINENTAL  INTERNATIONAL  DFA GLOBAL
                                                                       KINGDOM SMALL     SMALL      REAL ESTATE   REAL ESTATE
                                                                          COMPANY       COMPANY     SECURITIES    SECURITIES
                                                                         PORTFOLIO     PORTFOLIO    PORTFOLIO*     PORTFOLIO
                                                                       ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............... $     37,114  $    170,800            --  $  2,077,850
Investments at Value (including $0, $0, $131,048 and $0 of securities
 on loan, respectively)...............................................           --            --  $  2,144,767            --
Temporary Cash Investments at Value & Cost............................           --            --            --         8,697
Collateral Received from Securities on Loan at Value & Cost...........           --            --            69            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost.................................................................           --            --       174,000            --
Foreign Currencies at Value...........................................           --            --           673            --
Cash..................................................................           --            --        11,903            --
Receivables:
  Investment Securities/Affiliated Investment Company Sold............           --            --           103            --
  Dividends, Interest and Tax Reclaims................................           --            --         6,543             2
  Securities Lending Income...........................................           --            --           105            --
  Fund Shares Sold....................................................           --            97         3,134         4,833
Unrealized Gain on Foreign Currency Contracts.........................           --            --             3            --
Prepaid Expenses and Other Assets.....................................            7             7            20            55
                                                                       ------------  ------------  ------------  ------------
     Total Assets.....................................................       37,121       170,904     2,341,320     2,091,437
                                                                       ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned....................................           --            --       174,069            --
  Investment Securities/Affiliated Investment Company Purchased.......           --            --         6,827         7,624
  Fund Shares Redeemed................................................           --            18           549           955
  Due to Advisor......................................................           12            57           626             2
Unrealized Loss on Foreign Currency Contracts.........................           --            --            28            --
Accrued Expenses and Other Liabilities................................           13            23           244           149
                                                                       ------------  ------------  ------------  ------------
     Total Liabilities................................................           25            98       182,343         8,730
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     37,096  $    170,806  $  2,158,977  $  2,082,707
                                                                       ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $37,096;
 $170,806; $2,158,977 and $2,082,707 and shares outstanding of
 1,003,742; 8,428,839; 393,952,649 and 217,181,753,
 respectively......................................................... $      36.96  $      20.26  $       5.48  $       9.59
                                                                       ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED...........................................  100,000,000   100,000,000   700,000,000   500,000,000
                                                                       ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost................ $     22,831  $    132,148  $         --  $  1,711,546
                                                                       ============  ============  ============  ============
Investments at Cost................................................... $         --  $         --  $  1,877,357  $         --
                                                                       ============  ============  ============  ============
Foreign Currencies at Cost............................................ $         --  $         --  $        675  $         --
                                                                       ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $     22,451  $    158,589  $  2,279,985  $  1,738,841
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...................................................          129            92      (147,973)       11,624
Accumulated Net Realized Gain (Loss)..................................          229       (26,656)     (240,429)      (34,062)
Net Unrealized Foreign Exchange Gain (Loss)...........................            4           129           (14)           --
Net Unrealized Appreciation (Depreciation)............................       14,283        38,652       267,408       366,304
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     37,096  $    170,806  $  2,158,977  $  2,082,707
                                                                       ============  ============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA
                                                              INTERNATIONAL   INTERNATIONAL                 WORLD EX U.S.
                                                                SMALL CAP     VECTOR EQUITY  WORLD EX U.S.  TARGETED VALUE
                                                             VALUE PORTFOLIO*  PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO
                                                             ---------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................              --            --   $    117,454    $     95,939
Investments at Value (including $1,010,674, $116,713,
 $0, $0 and $0 of securities on loan, respectively).........  $   11,112,474  $  1,081,903             --              --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................              75           151             --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................       1,053,000       119,000             --              --
Foreign Currencies at Value.................................           3,627         1,115             --              --
Cash........................................................               8         9,288             49             225
Receivables:
  Investment Securities Sold................................           4,725            74             --              --
  Dividends, Interest and Tax Reclaims......................          26,463         2,442             --              --
  Securities Lending Income.................................           1,373           102             --              --
  Fund Shares Sold..........................................          16,462           568            152              21
  From Advisor..............................................              --            --             --              --
Unrealized Gain on Foreign Currency Contracts...............               5            --             --              --
Deferred Offering Costs.....................................              --            --             --              --
Prepaid Expenses and Other Assets...........................              77            22             14              25
                                                              --------------  ------------   ------------    ------------
    Total Assets............................................      12,218,289     1,214,665        117,669          96,210
                                                              --------------  ------------   ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................       1,053,075       119,151             --              --
  Investment Securities Purchased...........................           2,598         3,507             --             158
  Fund Shares Redeemed......................................           2,740           694              4              --
  Due to Advisor............................................           6,051           405             60              19
  Loan Payable..............................................           4,016            --             --              --
Unrealized Loss on Foreign Currency Contracts...............              --             6             --              --
Accrued Expenses and Other Liabilities......................             910           128             18              23
                                                              --------------  ------------   ------------    ------------
    Total Liabilities.......................................       1,069,390       123,891             82             200
                                                              --------------  ------------   ------------    ------------
NET ASSETS..................................................  $   11,148,899  $  1,090,774   $    117,587    $     96,010
                                                              ==============  ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,148,899; $1,090,774; $117,587; $96,010 and
 $129,720 and shares outstanding of 552,640,203;
 92,844,717; 9,853,403; 7,704,431 and 12,048,498,
 respectively...............................................  $        20.17  $      11.75   $      11.93    $      12.46
                                                              ==============  ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................   2,300,000,000   500,000,000    100,000,000     100,000,000
                                                              ==============  ============   ============    ============
Investments in Affiliated Investment Companies at
 Cost.......................................................  $           --  $         --   $    102,161    $     84,293
                                                              ==============  ============   ============    ============
Investments at Cost.........................................  $    9,094,196  $    859,491   $         --    $         --
                                                              ==============  ============   ============    ============
Foreign Currencies at Cost..................................  $        3,630  $      1,125   $         --    $         --
                                                              ==============  ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $    8,953,361  $    858,839   $    105,007    $     83,251
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          15,456         2,486            187              15
Accumulated Net Realized Gain (Loss)........................         161,681         7,027         (2,868)          1,098
Net Unrealized Foreign Exchange Gain (Loss).................             126            20            (32)             --
Net Unrealized Appreciation (Depreciation)..................       2,018,275       222,402         15,293          11,646
                                                              --------------  ------------   ------------    ------------
NET ASSETS..................................................  $   11,148,899  $  1,090,774   $    117,587    $     96,010
                                                              ==============  ============   ============    ============

                                                             WORLD EX U.S.
                                                              CORE EQUITY
                                                               PORTFOLIO
                                                             -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $    129,435
Investments at Value (including $1,010,674, $116,713,
 $0, $0 and $0 of securities on loan, respectively).........           --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --
Foreign Currencies at Value.................................           --
Cash........................................................          230
Receivables:
  Investment Securities Sold................................           --
  Dividends, Interest and Tax Reclaims......................           --
  Securities Lending Income.................................           --
  Fund Shares Sold..........................................          295
  From Advisor..............................................           13
Unrealized Gain on Foreign Currency Contracts...............           --
Deferred Offering Costs.....................................            3
Prepaid Expenses and Other Assets...........................            2
                                                             ------------
    Total Assets............................................      129,978
                                                             ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --
  Investment Securities Purchased...........................          165
  Fund Shares Redeemed......................................           68
  Due to Advisor............................................           --
  Loan Payable..............................................           --
Unrealized Loss on Foreign Currency Contracts...............           --
Accrued Expenses and Other Liabilities......................           25
                                                             ------------
    Total Liabilities.......................................          258
                                                             ------------
NET ASSETS.................................................. $    129,720
                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,148,899; $1,090,774; $117,587; $96,010 and
 $129,720 and shares outstanding of 552,640,203;
 92,844,717; 9,853,403; 7,704,431 and 12,048,498,
 respectively............................................... $      10.77
                                                             ============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000
                                                             ============
Investments in Affiliated Investment Companies at
 Cost....................................................... $    117,715
                                                             ============
Investments at Cost......................................... $         --
                                                             ============
Foreign Currencies at Cost.................................. $         --
                                                             ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    118,032
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           (1)
Accumulated Net Realized Gain (Loss)........................          (31)
Net Unrealized Foreign Exchange Gain (Loss).................           --
Net Unrealized Appreciation (Depreciation)..................       11,720
                                                             ------------
NET ASSETS.................................................. $    129,720
                                                             ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  SELECTIVELY
                                                                 HEDGED GLOBAL   EMERGING      EMERGING      EMERGING
                                                                    EQUITY        MARKETS    MARKETS SMALL MARKETS VALUE
                                                                   PORTFOLIO     PORTFOLIO   CAP PORTFOLIO   PORTFOLIO
                                                                 ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......... $     87,628  $  3,653,887  $  4,037,180  $   19,256,425
Investments at Value (including $0, $0, $0, $0 and $1,608,604
 of securities on loan, respectively)...........................           --            --            --              --
Temporary Cash..................................................        1,210            --            --              --
Collateral Received from Securities on Loan at Value & Cost.....           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................           --            --            --              --
Segregated Cash for Futures Contracts...........................          160            --            --              --
Foreign Currencies at Value.....................................           --            --            --              --
Cash............................................................        2,466            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.........................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims..........................           --            --            --              --
  Securities Lending Income.....................................           --            --            --              --
  Fund Shares Sold..............................................           16         4,737         7,077          25,739
Unrealized Gain on Forward Currency Contracts...................           90            --            --              --
Unrealized Gain on Foreign Currency Contracts...................           --            --            --              --
Prepaid Expenses and Other Assets...............................           14            34            38             113
                                                                 ------------  ------------  ------------  --------------
    Total Assets................................................       91,584     3,658,658     4,044,295      19,282,277
                                                                 ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased....................................................          130            --            --              --
  Fund Shares Redeemed..........................................           --         1,462           678           6,126
  Due to Advisor................................................            9         1,222         1,520           6,454
  Futures Margin Variation......................................           19            --            --              --
Unrealized Loss on Forward Currency Contracts...................           62            --            --              --
Unrealized Loss on Foreign Currency Contracts...................           --            --            --              --
Accrued Expenses and Other Liabilities..........................           16           234           234             790
                                                                 ------------  ------------  ------------  --------------
    Total Liabilities...........................................          236         2,918         2,432          13,370
                                                                 ------------  ------------  ------------  --------------
NET ASSETS...................................................... $     91,348  $  3,655,740  $  4,041,863  $   19,268,907
                                                                 ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $106,070 and $0 and shares outstanding of 0; 0; 0; 3,624,435 and 0,
 respectively...................................................          N/A           N/A           N/A  $        29.27
                                                                 ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of $91,348;
 $3,655,740; $4,041,863; $19,162,837 and $13,020,962 and
 shares outstanding of 6,704,078; 135,555,592; 191,570,612;
 654,558,013 and 648,059,947, respectively...................... $      13.63  $      26.97  $      21.10  $        29.28
                                                                 ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                                 ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost.......... $     72,257  $  2,522,235  $  3,582,521  $   18,840,667
                                                                 ============  ============  ============  ==============
Investments at Cost............................................. $         --  $         --  $         --  $           --
                                                                 ============  ============  ============  ==============
Foreign Currencies at Cost...................................... $         --  $         --  $         --  $           --
                                                                 ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $     74,110  $  2,497,624  $  3,528,355  $   18,578,622
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................        1,390         6,855         8,340          14,817
Accumulated Net Realized Gain (Loss)............................          316        19,648        50,600         259,622
Net Unrealized Foreign Exchange Gain (Loss).....................           28           (39)          (91)             88
Net Unrealized Appreciation (Depreciation)......................       15,504     1,131,652       454,659         415,758
                                                                 ------------  ------------  ------------  --------------
NET ASSETS...................................................... $     91,348  $  3,655,740  $  4,041,863  $   19,268,907
                                                                 ============  ============  ============  ==============

                                                                    EMERGING
                                                                  MARKETS CORE
                                                                     EQUITY
                                                                   PORTFOLIO*
                                                                 --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.........             --
Investments at Value (including $0, $0, $0, $0 and $1,608,604
 of securities on loan, respectively)........................... $   12,892,198
Temporary Cash..................................................             --
Collateral Received from Securities on Loan at Value & Cost.....         10,967
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................      1,372,000
Segregated Cash for Futures Contracts...........................             --
Foreign Currencies at Value.....................................         17,201
Cash............................................................        136,988
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.........................................................            315
  Dividends, Interest and Tax Reclaims..........................         13,712
  Securities Lending Income.....................................          2,510
  Fund Shares Sold..............................................         14,939
Unrealized Gain on Forward Currency Contracts...................             --
Unrealized Gain on Foreign Currency Contracts...................              1
Prepaid Expenses and Other Assets...............................            118
                                                                 --------------
    Total Assets................................................     14,460,949
                                                                 --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................      1,382,967
  Investment Securities/Affiliated Investment Companies
   Purchased....................................................         46,763
  Fund Shares Redeemed..........................................          2,574
  Due to Advisor................................................          5,969
  Futures Margin Variation......................................             --
Unrealized Loss on Forward Currency Contracts...................             --
Unrealized Loss on Foreign Currency Contracts...................             84
Accrued Expenses and Other Liabilities..........................          1,630
                                                                 --------------
    Total Liabilities...........................................      1,439,987
                                                                 --------------
NET ASSETS...................................................... $   13,020,962
                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $106,070 and $0 and shares outstanding of 0; 0; 0; 3,624,435 and 0,
 respectively...................................................            N/A
                                                                 ==============
Institutional Class Shares -- based on net assets of $91,348;
 $3,655,740; $4,041,863; $19,162,837 and $13,020,962 and
 shares outstanding of 6,704,078; 135,555,592; 191,570,612;
 654,558,013 and 648,059,947, respectively...................... $        20.09
                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................  1,000,000,000
                                                                 ==============
Investments in Affiliated Investment Companies at Cost.......... $           --
                                                                 ==============
Investments at Cost............................................. $   11,668,794
                                                                 ==============
Foreign Currencies at Cost...................................... $       17,301
                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $   11,819,210
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................         31,355
Accumulated Net Realized Gain (Loss)............................        (52,859)
Net Unrealized Foreign Exchange Gain (Loss).....................            (48)
Net Unrealized Appreciation (Depreciation)......................      1,223,304
                                                                 --------------
NET ASSETS...................................................... $   13,020,962
                                                                 ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                 ENHANCED
                                                                                U.S. LARGE  U.S. LARGE  U.S. LARGE  U.S. TARGETED
                                                                                 COMPANY    CAP EQUITY  CAP VALUE       VALUE
                                                                                PORTFOLIO  PORTFOLIO(A) PORTFOLIO*    PORTFOLIO
                                                                                ---------- ------------ ----------  -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends....................................................................       --          --    $  209,457           --
  Interest.....................................................................       --          --            42           --
  Income from Securities Lending...............................................       --          --         1,778           --
  Expenses Allocated from Affiliated Investment Company........................       --          --       (11,525)          --
                                                                                 -------     -------    ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Company....       --          --       199,752           --
                                                                                 -------     -------    ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $7, respectively).  $   149     $   648            --   $   56,850
  Interest.....................................................................    1,614           1            --           33
  Income from Securities Lending...............................................       --          12            --        2,392
                                                                                 -------     -------    ----------   ----------
    Total Investment Income....................................................    1,763         661            --       59,275
                                                                                 -------     -------    ----------   ----------
FUND EXPENSES
  Investment Advisory Services Fees............................................      101          56            --        3,667
  Administrative Services Fees.................................................      303          --        15,211        9,173
  Accounting & Transfer Agent Fees.............................................       27           1            95          284
  S&P 500(R) Fees..............................................................        9          --            --           --
  Shareholder Servicing Fees --
   Class R1 Shares.............................................................       --          --            --           41
   Class R2 Shares.............................................................       --          --            --           43
  Custodian Fees...............................................................       10           3            --           56
  Filing Fees..................................................................       25          16           173          107
  Shareholders' Reports........................................................        5           1           220          105
  Directors'/Trustees' Fees & Expenses.........................................        2          --           104           38
  Professional Fees............................................................        6           2            36          104
  Organizational & Offering Costs..............................................       --          15            --           --
  Other........................................................................        5          --           133           68
                                                                                 -------     -------    ----------   ----------
    Total Expenses.............................................................      493          94        15,972       13,686
                                                                                 -------     -------    ----------   ----------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................................................       --         (24)           --           --
  Fees Paid Indirectly.........................................................       (4)         --            --           --
                                                                                 -------     -------    ----------   ----------
  Net Expenses.................................................................      489          70        15,972       13,686
                                                                                 -------     -------    ----------   ----------
  NET INVESTMENT INCOME (LOSS).................................................    1,274         591       183,780       45,589
                                                                                 -------     -------    ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................     (238)         37       819,592      274,964
   Futures.....................................................................   40,444          --            --        4,864
   Foreign Currency Transactions...............................................     (934)         --            --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..................................    1,803      10,560     2,030,120      903,746
   Futures.....................................................................    5,088          --            --           --
   Translation of Foreign Currency Denominated Amounts.........................      946          --            --           --
                                                                                 -------     -------    ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................................   47,109      10,597     2,849,712    1,183,574
                                                                                 -------     -------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................  $48,383     $11,188    $3,033,492   $1,229,163
                                                                                 =======     =======    ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

(a)The Portfolio commenced operations on June 25, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                   U.S. SMALL U.S. CORE  U.S. CORE  U.S. VECTOR
                                                                   CAP VALUE  EQUITY 1   EQUITY 2     EQUITY
                                                                   PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                                   ---------- ---------- ---------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $14, $118, $71 and
   $18, respectively)............................................. $  142,119 $  117,896 $  159,821  $ 42,692
  Interest........................................................         57         53         50        17
  Income from Securities Lending..................................      4,865      3,281      5,088     2,129
                                                                   ---------- ---------- ----------  --------
     Total Investment Income......................................    147,041    121,230    164,959    44,838
                                                                   ---------- ---------- ----------  --------
EXPENSES
  Investment Advisory Services Fees...............................     16,390     10,454     16,869     7,397
  Administrative Services Fees....................................     24,594         --         --        --
  Accounting & Transfer Agent Fees................................        620        463        636       192
  Custodian Fees..................................................        106         91        102        39
  Filing Fees.....................................................        123        215        183        67
  Shareholders' Reports...........................................        162         83        125        59
  Directors'/Trustees' Fees & Expenses............................         85         63         87        25
  Professional Fees...............................................        224        177        243        71
  Other...........................................................        143        107        151        53
                                                                   ---------- ---------- ----------  --------
     Total Expenses...............................................     42,447     11,653     18,396     7,903
                                                                   ---------- ---------- ----------  --------
  NET INVESTMENT INCOME (LOSS)....................................    104,594    109,577    146,563    36,935
                                                                   ---------- ---------- ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................    467,388     48,730    106,205    42,264
    Futures.......................................................      4,175         --         --       (48)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................  2,087,253  1,549,261  2,176,008   684,534
                                                                   ---------- ---------- ----------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)...........................  2,558,816  1,597,991  2,282,213   726,750
                                                                   ---------- ---------- ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................... $2,663,410 $1,707,568 $2,428,776  $763,685
                                                                   ========== ========== ==========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                               DFA REAL
                                                                                                ESTATE     LARGE CAP
                                                                   U.S. SMALL    U.S. MICRO   SECURITIES INTERNATIONAL
                                                                  CAP PORTFOLIO CAP PORTFOLIO PORTFOLIO    PORTFOLIO
                                                                  ------------- ------------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $33, $21, $0 and
   $5,868, respectively).........................................  $   86,192    $   60,045    $110,387    $ 71,899
  Interest.......................................................          48            19          37           3
  Income from Securities Lending.................................      11,185         7,558         650       3,593
                                                                   ----------    ----------    --------    --------
     Total Investment Income.....................................      97,425        67,622     111,074      75,495
                                                                   ----------    ----------    --------    --------
EXPENSES
  Investment Advisory Services Fees..............................       1,722         4,027       7,278       5,952
  Administrative Services Fees...................................      18,376        16,113          --          --
  Accounting & Transfer Agent Fees...............................         426           310         335         196
  Custodian Fees.................................................          95            66          46         317
  Filing Fees....................................................         204            70         145          73
  Shareholders' Reports..........................................         120            88         142          92
  Directors'/Trustees' Fees & Expenses...........................          58            42          45          25
  Professional Fees..............................................         150           111         133          78
  Other..........................................................          95            73          75          65
                                                                   ----------    ----------    --------    --------
     Total Expenses..............................................      21,246        20,900       8,199       6,798
                                                                   ----------    ----------    --------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)............................          --            --        (521)         --
  Fees Paid Indirectly...........................................          --            --          --          (9)
                                                                   ----------    ----------    --------    --------
     Net Expenses................................................      21,246        20,900       7,678       6,789
                                                                   ----------    ----------    --------    --------
NET INVESTMENT INCOME (LOSS).....................................      76,179        46,722     103,396      68,706
                                                                   ----------    ----------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities.          --            --      15,455          --
Net Realized Gain (Loss) on:
    Investment Securities Sold...................................     252,589       227,715      15,023     (15,210)
    Futures......................................................        (331)         (423)         --          --
    Foreign Currency Transactions*...............................           1            --          --        (394)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................   1,551,354     1,117,408     254,603     476,010
    Translation of Foreign Currency Denominated Amounts..........          --            --          --         154
                                                                   ----------    ----------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)........................   1,803,613     1,344,700     285,081     460,560
                                                                   ----------    ----------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................  $1,879,792    $1,391,422    $388,477    $529,266
                                                                   ==========    ==========    ========    ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                            INTERNATIONAL  JAPANESE   ASIA PACIFIC
                                                              INTERNATIONAL     SMALL        SMALL       SMALL
                                                               CORE EQUITY     COMPANY      COMPANY     COMPANY
                                                                PORTFOLIO    PORTFOLIO *  PORTFOLIO * PORTFOLIO *
                                                              ------------- ------------- ----------- ------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated Investment
   Companies:
 Dividends (Net of Foreign Taxes Withheld of $0, $15,423,
   $653 and $371, respectively)..............................          --    $  200,898    $  7,733     $12,023
 Interest....................................................          --            59          --          --
 Income from Securities Lending..............................          --        19,252         622       1,038
 Expenses Allocated from Affiliated Investment
   Companies.................................................          --        (9,826)       (577)       (391)
                                                               ----------    ----------    --------     -------
     Total Net Investment Income Received from Affiliated
       Investment Companies..................................          --       210,383       7,778      12,670
                                                               ----------    ----------    --------     -------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $18,128, $0,
   $0 and $0, respectively)..................................  $  233,217            --          --          --
 Interest....................................................           4            21          --          --
 Income from Securities Lending..............................      14,944            --          --          --
                                                               ----------    ----------    --------     -------
     Total Investment Income.................................     248,165            21          --          --
                                                               ----------    ----------    --------     -------
FUND EXPENSES
 Investment Advisory Services Fees...........................      27,343            --          --          --
 Administrative Services Fees................................          --        29,296       1,621       1,087
 Accounting & Transfer Agent Fees............................         593            84          22          21
 Custodian Fees..............................................       1,233             1          --          --
 Filing Fees.................................................         300           129          17          24
 Shareholders' Reports.......................................         163           194           4           4
 Directors'/Trustees' Fees & Expenses........................          81            77           4           3
 Professional Fees...........................................         272            40           4           3
 Other.......................................................         181           102           5           3
                                                               ----------    ----------    --------     -------
     Total Expenses..........................................      30,166        29,923       1,677       1,145
                                                               ----------    ----------    --------     -------
 Fees Paid Indirectly........................................         (31)           --          --          --
                                                               ----------    ----------    --------     -------
 Net Expenses................................................      30,135        29,923       1,677       1,145
                                                               ----------    ----------    --------     -------
 NET INVESTMENT INCOME (LOSS)................................     218,030       180,481       6,101      11,525
                                                               ----------    ----------    --------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
   Investment Securities Sold................................     (10,392)      262,518       5,783        (255)
   Futures...................................................          --           (29)         --          --
   Foreign Currency Transactions**...........................      (2,185)       (2,035)       (468)          9
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency................   1,736,462     1,540,906      94,197      17,462
   Futures...................................................          --            30          --          --
   Translation of Foreign Currency Denominated
     Amounts.................................................         312           438          26          (1)
                                                               ----------    ----------    --------     -------
 NET REALIZED AND UNREALIZED GAIN (LOSS).....................   1,724,197     1,801,828      99,538      17,215
                                                               ----------    ----------    --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.................................................  $1,942,227    $1,982,309    $105,639     $28,740
                                                               ==========    ==========    ========     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $14, $27, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                            UNITED                    DFA
                                                                           KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL
                                                                            SMALL       SMALL     REAL ESTATE  REAL ESTATE
                                                                           COMPANY     COMPANY    SECURITIES   SECURITIES
                                                                          PORTFOLIO* PORTFOLIO*    PORTFOLIO    PORTFOLIO
                                                                          ---------- ----------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $2, $409, $0 and $0,
   respectively).........................................................  $ 1,124     $ 2,859           --           --
  Income Distributions Received from Affiliated Investment Companies.....       --          --           --     $ 85,254
  Interest...............................................................       --           3           --           --
  Income from Securities Lending.........................................        7         477           --           --
  Expenses Allocated from Affiliated Investment Company..................      (41)       (167)          --           --
                                                                           -------     -------     --------     --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,090       3,172           --       85,254
                                                                           -------     -------     --------     --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,213 and $0,
   respectively).........................................................       --          --     $ 77,512           --
  Interest...............................................................       --          --           --            6
  Income from Securities Lending.........................................       --          --        2,538           --
                                                                           -------     -------     --------     --------
     Total Fund Investment Income........................................       --          --       80,050            6
                                                                           -------     -------     --------     --------
FUND EXPENSES
  Investment Advisory Services Fees......................................       --          --        6,295        4,409
  Administrative Services Fees...........................................      134         490           --           --
  Accounting & Transfer Agent Fees.......................................       16          20          152           40
  Custodian Fees.........................................................       --          --          311           --
  Filing Fees............................................................       15          18          118          130
  Shareholders' Reports..................................................        1           3           71           50
  Directors'/Trustees' Fees & Expenses...................................       --           1           19           17
  Professional Fees......................................................        2           2           67           14
  Other..................................................................        1           3           41           19
                                                                           -------     -------     --------     --------
     Total Expenses......................................................      169         537        7,074        4,679
                                                                           -------     -------     --------     --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (12)         --           --       (3,761)
  Fees Paid Indirectly...................................................       --          --          (18)          --
                                                                           -------     -------     --------     --------
  Net Expenses...........................................................      157         537        7,056          918
                                                                           -------     -------     --------     --------
  NET INVESTMENT INCOME (LOSS)...........................................      933       2,635       72,994       84,342
                                                                           -------     -------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    2,545       2,298      (19,009)      (3,169)
    Futures..............................................................       --          29          888           --
    Foreign Currency Transactions**......................................       --          (3)        (860)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    7,107      41,299      105,321       60,459
    Futures..............................................................       --         (29)          --           --
    Translation of Foreign Currency Denominated Amounts..................       --           7           18           --
                                                                           -------     -------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    9,652      43,601       86,358       57,290
                                                                           -------     -------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $10,585     $46,236     $159,352     $141,632
                                                                           =======     =======     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $1, $7 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                  DFA
                                                             INTERNATIONAL                             WORLD EX U.S.
                                                               SMALL CAP   INTERNATIONAL WORLD EX U.S.   TARGETED
                                                                 VALUE     VECTOR EQUITY     VALUE         VALUE
                                                               PORTFOLIO     PORTFOLIO    PORTFOLIO*   PORTFOLIO*(A)
                                                             ------------- ------------- ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $226, $68 and $0, respectively)..........................          --           --       $ 2,376       $   409
  Income Distributions Received from Affiliated Investment
   Companies................................................          --           --           139           753
  Income from Securities Lending............................          --           --           125            32
  Expenses Allocated from Affiliated Investment
   Companies................................................          --           --          (157)          (27)
                                                              ----------     --------       -------       -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................          --           --         2,483         1,167
                                                              ----------     --------       -------       -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $17,253,
   $1,602, $0, $0 and $0, respectively).....................  $  251,726     $ 21,173            --            --
  Interest..................................................          36           --            --            --
  Income from Securities Lending............................      23,155        1,491            --            --
                                                              ----------     --------       -------       -------
     Total Investment Income................................     274,917       22,664            --            --
                                                              ----------     --------       -------       -------
FUND EXPENSES
  Investment Advisory Services Fees.........................      63,069        3,382           394           330
  Accounting & Transfer Agent Fees..........................         737           70            17            17
  Custodian Fees............................................       1,495          268             1             2
  Filing Fees...............................................         143           66            12            17
  Shareholders' Reports.....................................         223           15             1             1
  Directors'/Trustees' Fees & Expenses......................         102            7             1            --
  Professional Fees.........................................         325           22             5             5
  Organizational & Offering Costs...........................          --           --            --            53
  Other.....................................................         254           23             2             3
                                                              ----------     --------       -------       -------
     Total Expenses.........................................      66,348        3,853           433           428
                                                              ----------     --------       -------       -------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................          --           --          (136)         (270)
  Fees Paid Indirectly......................................         (23)          (5)           --            --
                                                              ----------     --------       -------       -------
  Net Expenses..............................................      66,325        3,848           297           158
                                                              ----------     --------       -------       -------
  NET INVESTMENT INCOME (LOSS)..............................     208,592       18,816         2,186         1,009
                                                              ----------     --------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment
   Securities...............................................          --           --            64           191
  Net Realized Gain (Loss) on:
   Investment Securities Sold...............................     179,935        8,277         3,077           947
   Futures..................................................          --           --           (12)            1
   Foreign Currency Transactions**..........................      (2,311)         (71)          (14)           (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............   2,722,774      172,846        13,382        11,646
   Futures..................................................          --           --            (1)           --
   Translation of Foreign Currency Denominated
    Amounts.................................................         666           46           (15)           --
                                                              ----------     --------       -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   2,901,064      181,098        16,481        12,782
                                                              ----------     --------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $3,109,656     $199,914       $18,667       $13,791
                                                              ==========     ========       =======       =======


                                                             WORLD EX U.S.
                                                              CORE EQUITY
                                                             PORTFOLIO(B)
                                                             -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $226, $68 and $0, respectively)..........................         --
  Income Distributions Received from Affiliated Investment
   Companies................................................    $ 1,175
  Income from Securities Lending............................         --
  Expenses Allocated from Affiliated Investment
   Companies................................................         --
                                                                -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................      1,175
                                                                -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $17,253,
   $1,602, $0, $0 and $0, respectively).....................         --
  Interest..................................................         --
  Income from Securities Lending............................         --
                                                                -------
     Total Investment Income................................         --
                                                                -------
FUND EXPENSES
  Investment Advisory Services Fees.........................        149
  Accounting & Transfer Agent Fees..........................          9
  Custodian Fees............................................          1
  Filing Fees...............................................         15
  Shareholders' Reports.....................................         --
  Directors'/Trustees' Fees & Expenses......................         --
  Professional Fees.........................................          5
  Organizational & Offering Costs...........................         21
  Other.....................................................          1
                                                                -------
     Total Expenses.........................................        201
                                                                -------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................       (186)
  Fees Paid Indirectly......................................         --
                                                                -------
  Net Expenses..............................................         15
                                                                -------
  NET INVESTMENT INCOME (LOSS)..............................      1,160
                                                                -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment
   Securities...............................................         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...............................        (30)
   Futures..................................................         --
   Foreign Currency Transactions**..........................         --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     11,720
   Futures..................................................         --
   Translation of Foreign Currency Denominated
    Amounts.................................................         --
                                                                -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................     11,690
                                                                -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $12,850
                                                                =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

**Net of foreign capital gain taxes withheld of $6, $0, $0, $0 and $0, respectively.

(a)The Portfolio commenced operations on November 1, 2012.

(b)The Portfolio commenced operations on April 9, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                      SELECTIVELY              EMERGING   EMERGING     EMERGING
                                                                        HEDGED      EMERGING   MARKETS    MARKETS    MARKETS CORE
                                                                     GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE        EQUITY
                                                                       PORTFOLIO   PORTFOLIO* PORTFOLIO* PORTFOLIO*   PORTFOLIO
                                                                     ------------- ---------- ---------- ----------  ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $11,156, $9,714,
   $65,223 and $0, respectively)....................................         --     $ 75,716   $ 80,545  $  418,282          --
  Income Distributions Received from Affiliated Investment
   Companies........................................................    $ 1,351           --         --          --          --
  Interest..........................................................         --            1         --          15          --
  Income from Securities Lending....................................         --        3,790     16,568      25,373          --
  Expenses Allocated from Affiliated Investment Company.............         --       (4,877)   (10,518)    (27,921)         --
                                                                        -------     --------   --------  ----------    --------
     Total Net Investment Income Received from Affiliated
      Investment Companies..........................................      1,351       74,630     86,595     415,749          --
                                                                        -------     --------   --------  ----------    --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $34,892, respectively)...........................................         --           --         --          --    $254,568
  Interest..........................................................          4           --         --          --           5
  Income from Securities Lending....................................         --           --         --          --      24,569
                                                                        -------     --------   --------  ----------    --------
     Total Fund Investment Income...................................          4           --         --          --     279,142
                                                                        -------     --------   --------  ----------    --------
FUND EXPENSES
  Investment Advisory Services Fees.................................        206           --         --          --      59,368
  Administrative Services Fees......................................         --       12,576     16,494      71,800          --
  Accounting & Transfer Agent Fees..................................         15           44         47         162         811
  Shareholder Servicing Fees -- Class R2 Shares.....................         --           --         --         263          --
  Custodian Fees....................................................         --           --         --          --       5,473
  Filing Fees.......................................................         24          154        198         378         644
  Shareholders' Reports.............................................          1          118         63         251         231
  Directors'/Trustees' Fees & Expenses..............................          1           34         39         196         112
  Professional Fees.................................................          5           14         17          68         449
  Organizational & Offering Costs...................................          2           --         --          --          --
  Other.............................................................          1           45         53         259         229
                                                                        -------     --------   --------  ----------    --------
     Total Expenses.................................................        255       12,985     16,911      73,377      67,317
                                                                        -------     --------   --------  ----------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................       (217)          --         --          --          --
  Fees Paid Indirectly..............................................         --           --         --          --        (167)
                                                                        -------     --------   --------  ----------    --------
  Net Expenses......................................................         38       12,985     16,911      73,377      67,150
                                                                        -------     --------   --------  ----------    --------
  NET INVESTMENT INCOME (LOSS)......................................      1,317       61,645     69,684     342,372     211,992
                                                                        -------     --------   --------  ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................        115           --         --          --          --
   Net Realized Gain (Loss) on:
   Investment Securities Sold.......................................        (81)      22,235     64,325     296,735      (9,977)
   Futures..........................................................        545           --        452          --          --
   Foreign Currency Transactions**..................................        237         (124)    (1,227)     (2,807)     (2,207)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................     12,814      143,306    146,169     717,140     581,086
   Futures..........................................................        150           --          4          --          --
   Translation of Foreign Currency Denominated Amounts..............        121           (6)       (42)          7         (79)
                                                                        -------     --------   --------  ----------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................     13,901      165,411    209,681   1,011,075     568,823
                                                                        -------     --------   --------  ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................    $15,218     $227,056   $279,365  $1,353,447    $780,815
                                                                        =======     ========   ========  ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         ENHANCED U.S. LARGE  U.S. LARGE CAP    U.S. LARGE CAP VALUE
                                                          COMPANY PORTFOLIO  EQUITY PORTFOLIO         PORTFOLIO
                                                         ------------------  ---------------- ------------------------
                                                                                  PERIOD
                                                           YEAR      YEAR        JUNE 25,         YEAR         YEAR
                                                          ENDED     ENDED       2013(A) TO       ENDED        ENDED
                                                         OCT. 31,  OCT. 31,      OCT. 31,       OCT. 31,     OCT. 31,
                                                           2013      2012          2013           2013         2012
                                                         --------  --------     ----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $  1,274  $  1,469      $    591     $   183,780  $   154,843
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     (238)      245            37         819,592      318,427
    Futures.............................................   40,444    30,568            --              --           --
    Foreign Currency Transactions.......................     (934)    1,331            --              --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........    1,803       594        10,560       2,030,120      824,744
    Futures.............................................    5,088    (6,586)           --              --           --
    Translation of Foreign Currency Denominated
     Amounts............................................      946      (857)           --              --           --
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   48,383    26,764        11,188       3,033,492    1,298,014
                                                         --------  --------      --------     -----------  -----------
Distributions From:
  Net Investment Income:
  Institutional Class Shares............................   (1,597)   (2,785)         (321)       (180,943)    (150,153)
                                                         --------  --------      --------     -----------  -----------
     Total Distributions................................   (1,597)   (2,785)         (321)       (180,943)    (150,153)
                                                         --------  --------      --------     -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   49,190    26,869       127,286       2,669,600    1,501,347
  Shares Issued in Lieu of Cash Distributions...........    1,381     2,573           321         165,830      139,904
  Shares Redeemed.......................................  (74,528)  (34,538)       (3,067)     (2,059,492)  (1,794,871)
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................  (23,957)   (5,096)      124,540         775,938     (153,620)
                                                         --------  --------      --------     -----------  -----------
     Total Increase (Decrease) in Net Assets............   22,829    18,883       135,407       3,628,487      994,241
NET ASSETS
  Beginning of Period...................................  190,011   171,128            --       8,334,585    7,340,344
                                                         --------  --------      --------     -----------  -----------
  End of Period......................................... $212,840  $190,011      $135,407     $11,963,072  $ 8,334,585
                                                         ========  ========      ========     ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................    4,732     3,051        12,483         102,131       72,600
  Shares Issued in Lieu of Cash Distributions...........      142       314            30           6,512        6,979
  Shares Redeemed.......................................   (7,146)   (3,906)         (286)        (79,135)     (86,993)
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................   (2,272)     (541)       12,227          29,508       (7,414)
                                                         ========  ========      ========     ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    200  $  2,005      $    281     $    28,203  $    25,366

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                                PORTFOLIO                 PORTFOLIO
                                                         -----------------------  ------------------------
                                                             YEAR        YEAR         YEAR         YEAR
                                                            ENDED       ENDED        ENDED        ENDED
                                                           OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                             2013        2012         2013         2012
                                                         -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $    45,589  $   29,117  $   104,594  $    53,970
  Capital Gain Distributions Received from Investment
   Securities...........................................          --          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................     274,964     181,414      467,388      430,201
   Futures..............................................       4,864       3,336        4,175          954
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................     903,746     176,832    2,087,253      522,870
   Futures..............................................          --          --           --         (536)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   1,229,163     390,699    2,663,410    1,007,459
                                                         -----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares......................................        (604)       (374)          --           --
   Class R2 Shares......................................        (171)        (76)          --           --
   Institutional Class Shares...........................     (44,723)    (24,124)     (97,302)     (50,536)
  Net Short-Term Gains:
   Class R1 Shares......................................        (162)         --           --           --
   Class R2 Shares......................................         (43)         --           --           --
   Institutional Class Shares...........................      (9,669)         --      (15,668)          --
  Net Long-Term Gains:
   Class R1 Shares......................................      (2,657)       (356)          --           --
   Class R2 Shares......................................        (709)        (86)          --           --
   Institutional Class Shares...........................    (158,843)    (19,426)    (380,218)     (89,379)
                                                         -----------  ----------  -----------  -----------
     Total Distributions................................    (217,581)    (44,442)    (493,188)    (139,915)
                                                         -----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   1,069,213     782,957    1,700,691    1,130,039
  Shares Issued in Lieu of Cash Distributions...........     193,793      40,767      448,519      131,338
  Shares Redeemed.......................................  (1,112,648)   (662,151)  (1,880,921)  (1,581,314)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................     150,358     161,573      268,289     (319,937)
                                                         -----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets............   1,161,940     507,830    2,438,511      547,607
NET ASSETS
  Beginning of Year.....................................   3,051,809   2,543,979    7,088,470    6,540,863
                                                         -----------  ----------  -----------  -----------
  End of Year........................................... $ 4,213,749  $3,051,809  $ 9,526,981  $ 7,088,470
                                                         ===========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................      54,473      48,542       56,681       45,152
  Shares Issued in Lieu of Cash Distributions...........      11,549       2,677       17,521        5,754
  Shares Redeemed.......................................     (56,250)    (40,606)     (64,686)     (62,499)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................       9,772      10,613        9,516      (11,593)
                                                         ===========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $       484  $    3,945  $     1,373  $        94

                                                            U.S. CORE EQUITY 1
                                                                PORTFOLIO
                                                         -----------------------
                                                             YEAR        YEAR
                                                            ENDED       ENDED
                                                           OCT. 31,    OCT. 31,
                                                             2013        2012
                                                         -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   109,577  $   78,378
  Capital Gain Distributions Received from Investment
   Securities...........................................          --          36
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................      48,730      35,359
   Futures..............................................          --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................   1,549,261     455,880
   Futures..............................................          --          --
                                                         -----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   1,707,568     569,653
                                                         -----------  ----------
Distributions From:
  Net Investment Income:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................    (105,633)    (73,066)
  Net Short-Term Gains:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................          --          --
  Net Long-Term Gains:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................          --          --
                                                         -----------  ----------
     Total Distributions................................    (105,633)    (73,066)
                                                         -----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................................   2,012,312   1,316,460
  Shares Issued in Lieu of Cash Distributions...........      95,895      66,157
  Shares Redeemed.......................................  (1,020,936)   (733,642)
                                                         -----------  ----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   1,087,271     648,975
                                                         -----------  ----------
     Total Increase (Decrease) in Net Assets............   2,689,206   1,145,562
NET ASSETS
  Beginning of Year.....................................   4,876,973   3,731,411
                                                         -----------  ----------
  End of Year........................................... $ 7,566,179  $4,876,973
                                                         ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     144,586     114,530
  Shares Issued in Lieu of Cash Distributions...........       7,046       5,842
  Shares Redeemed.......................................     (73,616)    (63,857)
                                                         -----------  ----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................      78,016      56,515
                                                         ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    14,478  $   10,461

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. CORE EQUITY 2       U.S. VECTOR EQUITY        U.S. SMALL CAP
                                                        PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                ------------------------  ----------------------  ----------------------
                                                    YEAR         YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                    2013         2012        2013        2012        2013        2012
                                                -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   146,563  $   111,804  $   36,935  $   28,165  $   76,179  $   47,882
  Capital Gain Distributions Received from
   Investment Securities.......................          --          105          --          18          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     106,205       73,466      42,264      41,027     252,589     254,365
    Futures....................................          --           --         (48)       (850)       (331)         --
    Foreign Currency Transactions..............          --           --          --          --           1          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................   2,176,008      694,545     684,534     196,524   1,551,354     230,453
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   2,428,776      879,920     763,685     264,884   1,879,792     532,700
                                                -----------  -----------  ----------  ----------  ----------  ----------
Distributions From:
    Net Investment Income:
     Institutional Class Shares................    (143,640)     (99,623)    (34,959)    (26,665)    (74,990)    (41,256)
    Net Short-Term Gains:
     Institutional Class Shares................          --           --          --          --      (8,279)         --
    Net Long-Term Gains:
     Instituional Class Shares.................     (55,772)          --      (3,507)         --    (228,672)         --
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Total Distributions.......................    (199,412)     (99,623)    (38,466)    (26,665)   (311,941)    (41,256)
                                                -----------  -----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................   1,993,887    1,284,909     590,251     363,121   2,025,365   1,000,664
  Shares Issued in Lieu of Cash
   Distributions...............................     194,014       96,744      37,851      26,213     287,893      38,143
  Shares Redeemed..............................  (1,351,685)  (1,057,872)   (468,656)   (470,271)   (997,627)   (737,229)
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     836,216      323,781     159,446     (80,937)  1,315,631     301,578
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   3,065,580    1,104,078     884,665     157,282   2,883,482     793,022
NET ASSETS
  Beginning of Year............................   6,923,984    5,819,906   2,009,177   1,851,895   4,563,345   3,770,323
                                                -----------  -----------  ----------  ----------  ----------  ----------
  End of Year.................................. $ 9,989,564  $ 6,923,984  $2,893,842  $2,009,177  $7,446,827  $4,563,345
                                                ===========  ===========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     145,060      113,356      43,824      33,038      76,522      45,541
  Shares Issued in Lieu of Cash
   Distributions...............................      14,935        8,679       2,932       2,473      12,811       1,786
  Shares Redeemed..............................     (98,040)     (93,203)    (34,484)    (42,602)    (38,832)    (33,325)
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      61,955       28,832      12,272      (7,091)     50,501      14,002
                                                ===========  ===========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    14,563  $    15,899  $    3,099  $    2,490  $    3,169  $    5,302

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                              DFA REAL ESTATESECURITIES LARGE CAP INTERNATIONAL
                                                     U.S. MICRO CAP PORTFOLIO        PORTFOLIO                 PORTFOLIO
                                                     ----------------------   ------------------------  ----------------------
                                                        YEAR         YEAR        YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED       ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2013         2012        2013         2012         2013        2012
                                                     ----------   ----------  ----------   ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   46,722   $   33,720  $  103,396   $   78,788   $   68,706  $   63,623
  Capital Gain Distributions Received from
   Investment Securities............................         --           --      15,455       16,390           --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................    227,715      220,675      15,023       (1,763)     (15,210)    (18,104)
   Futures..........................................       (423)         385          --          (46)          --          --
   Foreign Currency Transactions*...................         --           --          --           --         (394)       (353)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................  1,117,408      166,031     254,603      355,961      476,010      69,627
   Translation of Foreign Currency Denominated
    Amounts.........................................         --           --          --           --          154         (82)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................  1,391,422      420,811     388,477      449,330      529,266     114,711
                                                     ----------   ----------  ----------   ----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................    (46,915)     (30,423)   (102,731)     (99,783)     (70,787)    (60,808)
  Net Long-Term Gains:
   Institutional Class Shares.......................   (176,365)          --          --           --           --          --
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Total Distributions............................   (223,280)     (30,423)   (102,731)     (99,783)     (70,787)    (60,808)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued.....................................    605,885      389,014   1,428,666      826,214      631,372     634,549
  Shares Issued in Lieu of Cash Distributions.......    207,612       28,484      99,760       96,714       66,684      57,573
  Shares Redeemed...................................   (723,766)    (627,647)   (853,143)    (654,733)    (457,180)   (394,415)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................     89,731     (210,149)    675,283      268,195      240,876     297,707
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Total Increase (Decrease) in Net Assets........  1,257,873      180,239     961,029      617,742      699,355     351,610
NET ASSETS
  Beginning of Year.................................  3,437,958    3,257,719   3,716,389    3,098,647    2,055,759   1,704,149
                                                     ----------   ----------  ----------   ----------   ----------  ----------
  End of Year....................................... $4,695,831   $3,437,958  $4,677,418   $3,716,389   $2,755,114  $2,055,759
                                                     ==========   ==========  ==========   ==========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     36,865       27,509      51,717       32,929       31,421      36,185
  Shares Issued in Lieu of Cash Distributions.......     14,570        2,109       3,726        3,972        3,350       3,432
  Shares Redeemed...................................    (43,945)     (44,113)    (30,873)     (26,322)     (22,837)    (22,604)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................      7,490      (14,495)     24,570       10,579       11,934      17,013
                                                     ==========   ==========  ==========   ==========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    1,665   $    3,910  $   31,615   $   23,599   $    6,579  $    8,708

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL CORE EQUITY    INTERNATIONAL SMALL       JAPANESE SMALL
                                                             PORTFOLIO             COMPANY PORTFOLIO      COMPANY PORTFOLIO
                                                     ------------------------  ------------------------  -------------------
                                                         YEAR         YEAR         YEAR         YEAR        YEAR      YEAR
                                                        ENDED        ENDED        ENDED        ENDED       ENDED     ENDED
                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,  OCT. 31,
                                                         2013         2012         2013         2012        2013      2012
                                                     -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   218,030  $   181,573  $   180,481  $   152,324  $   6,101  $  5,072
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................     (10,392)     (40,937)     262,518       53,955      5,783    (5,341)
   Futures..........................................          --           --          (29)           9         --       (75)
   Foreign Currency Transactions**..................      (2,185)         114       (2,035)         401       (468)      120
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................   1,736,462      185,568    1,540,906      133,610     94,197    (6,790)
   Futures..........................................          --           --           30           (1)        --         1
   Translation of Foreign Currency Denominated
    Amounts.........................................         312         (120)         438         (530)        26       (23)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   1,942,227      326,198    1,982,309      339,768    105,639    (7,036)
                                                     -----------  -----------  -----------  -----------  ---------  --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................    (214,687)    (176,198)    (159,066)    (163,885)    (2,836)   (4,541)
  Net Long-Term Gains:
   Institutional Class Shares.......................          --           --      (39,012)    (108,621)        --        --
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Total Distributions............................    (214,687)    (176,198)    (198,078)    (272,506)    (2,836)   (4,541)
                                                     -----------  -----------  -----------  -----------  ---------  --------
Capital Share Transactions (1):
  Shares Issued.....................................   2,415,089    1,839,473    1,229,487    1,391,405    142,226   198,642
  Shares Issued in Lieu of Cash Distributions.......     206,673      169,856      188,769      262,078      2,638     4,202
  Shares Redeemed...................................  (1,323,574)  (1,072,475)  (1,104,930)  (1,131,600)  (127,503)  (60,419)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................   1,298,188      936,854      313,326      521,883     17,361   142,425
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Total Increase (Decrease) in Net Assets........   3,025,728    1,086,854    2,097,557      589,145    120,164   130,848
NET ASSETS
  Beginning of Year.................................   6,482,738    5,395,884    6,423,160    5,834,015    293,968   163,120
                                                     -----------  -----------  -----------  -----------  ---------  --------
  End of Year....................................... $ 9,508,466  $ 6,482,738  $ 8,520,717  $ 6,423,160  $ 414,132  $293,968
                                                     ===========  ===========  ===========  ===========  =========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     213,883      190,598       72,452       95,525      8,814    12,557
  Shares Issued in Lieu of Cash Distributions.......      18,646       18,393       11,691       19,065        173       282
  Shares Redeemed...................................    (117,963)    (112,419)     (65,368)     (77,790)    (7,179)   (3,928)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     114,566       96,572       18,775       36,800      1,808     8,911
                                                     ===========  ===========  ===========  ===========  =========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    27,329  $    25,255  $    27,396  $     3,290  $   6,178  $  1,728

----------
**Net of foreign capital gain taxes withheld of $14, $0, $27, $4, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         ASIA PACIFIC SMALL  UNITED KINGDOM SMALL  CONTINENTAL SMALL
                                                          COMPANY PORTFOLIO  COMPANY PORTFOLIO     COMPANY PORTFOLIO
                                                         ------------------  -------------------  ------------------
                                                           YEAR      YEAR      YEAR      YEAR       YEAR      YEAR
                                                          ENDED     ENDED     ENDED     ENDED      ENDED     ENDED
                                                         OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                                           2013      2012      2013      2012       2013      2012
                                                         --------  --------  --------  --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $ 11,525  $  7,452  $   933   $    856   $  2,635  $  3,068
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     (255)    4,091    2,545       (281)     2,298    (2,677)
    Futures.............................................       --       (33)      --          6         29       (25)
    Foreign Currency Transactions*......................        9       (56)      --          6         (3)      (25)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........   17,462     6,664    7,107      5,744     41,299       585
    Futures.............................................       --         1       --         --        (29)       --
    Translation of Foreign Currency
     Denominated Amounts................................       (1)      (12)      --         (2)         7        72
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   28,740    18,107   10,585      6,329     46,236       998
                                                         --------  --------  -------   --------   --------  --------
Distributions From:
  Net Investment Income:
  Institutional Class Shares............................   (7,603)   (9,333)    (953)      (992)    (2,834)   (2,958)
                                                         --------  --------  -------   --------   --------  --------
     Total Distributions................................   (7,603)   (9,333)    (953)      (992)    (2,834)   (2,958)
                                                         --------  --------  -------   --------   --------  --------
Capital Share Transactions (1):
  Shares Issued.........................................   96,294   110,755    2,464      1,858     32,191    11,823
  Shares Issued in Lieu of Cash Distributions...........    7,183     8,531      729        752      2,141     2,148
  Shares Redeemed.......................................  (31,639)  (29,131)  (7,045)   (10,500)   (13,244)  (23,147)
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   71,838    90,155   (3,852)    (7,890)    21,088    (9,176)
                                                         --------  --------  -------   --------   --------  --------
     Total Increase (Decrease) in Net Assets............   92,975    98,929    5,780     (2,553)    64,490   (11,136)
NET ASSETS
  Beginning of Year.....................................  238,191   139,262   31,316     33,869    106,316   117,452
                                                         --------  --------  -------   --------   --------  --------
  End of Year........................................... $331,166  $238,191  $37,096   $ 31,316   $170,806  $106,316
                                                         ========  ========  =======   ========   ========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................    4,135     5,147       78         76      1,806       842
  Shares Issued in Lieu of Cash Distributions...........      309       410       24         34        128       166
  Shares Redeemed.......................................   (1,362)   (1,342)    (224)      (429)      (834)   (1,693)
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................    3,082     4,215     (122)      (319)     1,100      (685)
                                                         ========  ========  =======   ========   ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $  6,418  $    779  $   129   $    149   $     92  $    280

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 DFA INTERNATIONAL REAL
                                                    ESTATE SECURITIES    DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                                        PORTFOLIO         SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                                 ----------------------  ----------------------  ------------------------
                                                    YEAR        YEAR        YEAR        YEAR         YEAR         YEAR
                                                   ENDED       ENDED       ENDED       ENDED        ENDED        ENDED
                                                  OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                    2013        2012        2013        2012         2013         2012
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................. $   72,994  $   66,041  $   84,342  $   36,495  $   208,592  $   176,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................    (19,009)    (33,417)     (3,169)     (2,760)     179,935      130,909
   Futures......................................        888          --          --          --           --           --
   Foreign Currency Transactions*...............       (860)         34          --     138,125       (2,311)       1,183
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency....................................    105,321     228,123      60,459          --    2,722,774      203,828
  Translation of Foreign Currency Denominated
   Amounts......................................         18         (24)         --          --          666         (393)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    159,352     260,757     141,632     171,860    3,109,656      512,182
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...................   (181,848)    (54,030)    (84,341)    (25,716)    (198,381)    (187,200)
  Net Short-Term Gains:
   Institutional Class Shares...................         --          --          --          --           --      (11,429)
  Net Long-Term Gains:
   Institutional Class Shares...................         --          --          --          --     (117,102)    (126,221)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Total Distributions........................   (181,848)    (54,030)    (84,341)    (25,716)    (315,483)    (324,850)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................    842,458     416,378     932,289     445,794    1,644,691    1,698,080
  Shares Issued in Lieu of Cash Distributions...    180,122      53,300      82,056      25,115      292,218      304,574
  Shares Redeemed...............................   (372,815)   (204,853)   (304,476)   (170,854)  (1,848,793)  (1,382,520)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................    649,765     264,825     709,869     300,055       88,116      620,134
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....    627,269     471,552     767,160     446,199    2,882,289      807,466
NET ASSETS
  Beginning of Year.............................  1,531,708   1,060,156   1,315,547     869,348    8,266,610    7,459,144
                                                 ----------  ----------  ----------  ----------  -----------  -----------
  End of Year................................... $2,158,977  $1,531,708  $2,082,707  $1,315,547  $11,148,899  $ 8,266,610
                                                 ==========  ==========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................    159,658      84,674      99,632      51,866       96,297      117,598
  Shares Issued in Lieu of Cash Distributions...     35,387      12,309       9,335       3,385       18,141       22,510
  Shares Redeemed...............................    (71,419)    (42,864)    (32,860)    (20,069)    (106,982)     (97,364)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................    123,626      54,119      76,107      35,182        7,456       42,744
                                                 ==========  ==========  ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................. $ (147,973) $  (46,274) $   11,624  $   11,623  $    14,704  $    14,647

----------
* Net of foreign capital gain taxes withheld of $7, $0, $0, $0, $6 and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                              WORLD EX U.S.
                                                                    INTERNATIONAL VECTOR  WORLD EX U.S. VALUE TARGETED VALUE
                                                                      EQUITY PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                   ---------------------  -----------------   --------------
                                                                                                                  PERIOD
                                                                      YEAR        YEAR      YEAR       YEAR      NOV. 1,
                                                                     ENDED       ENDED     ENDED      ENDED     2012(A) TO
                                                                    OCT. 31,    OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                                      2013        2012      2013       2012        2013
                                                                   ----------  ---------  --------   -------- --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $   18,816  $  14,617  $  2,186   $ 1,596     $ 1,009
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................         --         --        64        79         191
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................      8,277      2,944     3,077        61         947
   Futures........................................................         --         --       (12)       (1)          1
   Foreign Currency Transactions*.................................        (71)       (98)      (14)      (10)         (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    172,846     13,867    13,382       430      11,646
   Futures........................................................         --         --        (1)       --          --
   Translation of Foreign Currency Denominated Amounts............         46        (30)      (15)       (1)         --
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..................................................    199,914     31,300    18,667     2,154      13,791
                                                                   ----------  ---------  --------   -------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................    (17,456)   (14,204)   (2,334)   (1,432)       (993)
  Net Short-Term Gains:
   Institutional Class Shares.....................................         --         --        --        (6)         --
  Net Long-Term Gains:
   Institutional Class Shares.....................................     (2,044)    (6,473)       --        --          --
                                                                   ----------  ---------  --------   -------     -------
     Total Distributions..........................................    (19,500)   (20,677)   (2,334)   (1,438)       (993)
                                                                   ----------  ---------  --------   -------     -------
Capital Share Transactions (1):
  Shares Issued...................................................    419,905    241,502    53,066    15,365      87,917
  Shares Issued in Lieu of Cash Distributions.....................     18,898     19,813     2,232     1,370         993
  Shares Redeemed.................................................    (89,842)  (121,119)  (11,241)   (7,419)     (5,698)
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) from Capital Share Transactions......    348,961    140,196    44,057     9,316      83,212
                                                                   ----------  ---------  --------   -------     -------
     Total Increase (Decrease) in Net Assets......................    529,375    150,819    60,390    10,032      96,010
NET ASSETS
  Beginning of Period.............................................    561,399    410,580    57,197    47,165          --
                                                                   ----------  ---------  --------   -------     -------
  End of Period................................................... $1,090,774  $ 561,399  $117,587   $57,197     $96,010
                                                                   ==========  =========  ========   =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................     39,490     27,490     4,923     1,625       8,136
  Shares Issued in Lieu of Cash Distributions.....................      1,856      2,341       209       152          90
  Shares Redeemed.................................................     (8,665)   (13,627)   (1,036)     (756)       (522)
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed......     32,681     16,204     4,096     1,021       7,704
                                                                   ==========  =========  ========   =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)........................................... $    2,486  $   1,456  $    187   $   330     $    15

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $1, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     WORLD EX U.S.
                                                                      CORE EQUITY     SELECTIVELY HEDGED
                                                                       PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                                   ------------------ ----------------------
                                                                    PERIOD    PERIOD
                                                                   APRIL 9,  APRIL 9,              PERIOD
                                                                   2013(A)   2013(A)    YEAR      NOV. 14,
                                                                      TO        TO     ENDED     2011(A) TO
                                                                   OCT. 31,  OCT. 31, OCT. 31,    OCT. 31,
                                                                     2013      2012     2013        2012
                                                                   --------  -------- --------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $  1,160    $ --   $ 1,317     $   536
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................       --      --       115          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................      (30)     --       (81)       (275)
   Futures........................................................       --      --       545         110
   Foreign Currency Transactions*.................................       --      --       237         163
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................   11,720      --    12,814       2,557
   Futures........................................................       --      --       150         (17)
   Translation of Foreign Currency Denominated Amounts............       --      --       121         (93)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...................................................   12,850      --    15,218       2,981
                                                                   --------    ----   -------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................   (1,171)     --      (330)       (534)
  Net Short-Term Gains:
   Institutional Class Shares.....................................       --      --       (43)         --
  Net Long-Term Gains:
   Institutional Class Shares.....................................       --      --       (56)         --
                                                                   --------    ----   -------     -------
    Total Distributions...........................................   (1,171)     --      (429)       (534)
                                                                   --------    ----   -------     -------
Capital Share Transactions (1):
  Shares Issued...................................................  125,005      --    43,832      32,522
  Shares Issued in Lieu of Cash Distributions.....................    1,169      --       429         533
  Shares Redeemed.................................................   (8,133)     --    (2,652)       (552)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) from Capital Share Transactions.......  118,041      --    41,609      32,503
                                                                   --------    ----   -------     -------
    Total Increase (Decrease) in Net Assets.......................  129,720      --    56,398      34,950
NET ASSETS
  Beginning of Period.............................................       --      --    34,950          --
                                                                   --------    ----   -------     -------
  End of Period................................................... $129,720    $ --   $91,348     $34,950
                                                                   ========    ====   =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................   12,721      --     3,666       3,216
  Shares Issued in Lieu of Cash Distributions.....................      117      --        39          53
  Shares Redeemed.................................................     (790)     --      (217)        (53)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.....................................................   12,048      --     3,488       3,216
                                                                   ========    ====   =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........................................ $     (1)   $ --   $ 1,390     $   166

                                                                      EMERGING MARKETS
                                                                          PORTFOLIO
                                                                   ----------------------


                                                                      YEAR        YEAR
                                                                     ENDED       ENDED
                                                                    OCT. 31,    OCT. 31,
                                                                      2013        2012
                                                                   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $   61,645  $   54,306
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................     22,235      31,303
   Futures........................................................         --          --
   Foreign Currency Transactions*.................................       (124)       (543)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    143,306      25,377
   Futures........................................................         --          --
   Translation of Foreign Currency Denominated Amounts............         (6)         18
                                                                   ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...................................................    227,056     110,461
                                                                   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................    (59,866)    (49,445)
  Net Short-Term Gains:
   Institutional Class Shares.....................................         --          --
  Net Long-Term Gains:
   Institutional Class Shares.....................................    (30,527)    (90,351)
                                                                   ----------  ----------
    Total Distributions...........................................    (90,393)   (139,796)
                                                                   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...................................................  1,304,374     860,651
  Shares Issued in Lieu of Cash Distributions.....................     84,860     130,084
  Shares Redeemed.................................................   (667,334)   (477,258)
                                                                   ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions.......    721,900     513,477
                                                                   ----------  ----------
    Total Increase (Decrease) in Net Assets.......................    858,563     484,142
NET ASSETS
  Beginning of Period.............................................  2,797,177   2,313,035
                                                                   ----------  ----------
  End of Period................................................... $3,655,740  $2,797,177
                                                                   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................     50,466      34,114
  Shares Issued in Lieu of Cash Distributions.....................      3,233       5,452
  Shares Redeemed.................................................    (25,465)    (18,952)
                                                                   ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.....................................................     28,234      20,614
                                                                   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........................................ $    6,864  $    8,306

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         EMERGING MARKETS SMALL   EMERGING MARKETS VALUE
                                                              CAP PORTFOLIO              PORTFOLIO
                                                         ----------------------  ------------------------
                                                            YEAR        YEAR         YEAR         YEAR
                                                           ENDED       ENDED        ENDED        ENDED
                                                          OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                            2013        2012         2013         2012
                                                         ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   69,684  $   46,726  $   342,372  $   308,227
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................     64,325     101,576      296,735      362,676
   Futures..............................................        452        (812)          --       (1,255)
   Foreign Currency Transactions*.......................     (1,227)     (1,523)      (2,807)      (4,701)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency............................................    146,169       9,556      717,140     (535,878)
   Futures..............................................          4          --           --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................        (42)        (21)           7         (113)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................    279,365     155,502    1,353,447      128,956
                                                         ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................         --          --       (1,837)      (1,576)
   Institutional Class Shares...........................    (67,721)    (40,500)    (355,664)    (285,978)
  Net Short-Term Gains:
   Institutional Class Shares...........................     (3,428)         --           --           --
  Net Long-Term Gains:
   Class R2 Shares......................................         --          --       (2,090)      (1,207)
   Institutional Class Shares...........................    (92,100)    (37,112)    (342,441)    (187,999)
                                                         ----------  ----------  -----------  -----------
     Total Distributions................................   (163,249)    (77,612)    (702,032)    (476,760)
                                                         ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................  1,458,450   1,164,899    4,240,153    5,108,640
  Shares Issued in Lieu of Cash Distributions...........    142,712      68,580      656,583      439,131
  Shares Redeemed.......................................   (583,088)   (236,441)  (2,967,974)  (2,319,607)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................  1,018,074     997,038    1,928,762    3,228,164
                                                         ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets............  1,134,190   1,074,928    2,580,177    2,880,360
NET ASSETS
  Beginning of Year.....................................  2,907,673   1,832,745   16,688,730   13,808,370
                                                         ----------  ----------  -----------  -----------
  End of Year........................................... $4,041,863  $2,907,673  $19,268,907  $16,688,730
                                                         ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     69,669      59,256      148,957      181,833
  Shares Issued in Lieu of Cash Distributions...........      6,956       3,782       22,991       16,750
  Shares Redeemed.......................................    (28,076)    (12,340)    (105,179)     (82,979)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...............................     48,549      50,698       66,769      115,604
                                                         ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    8,340  $    6,451  $    14,739  $    40,292

                                                           EMERGING MARKETS CORE
                                                             EQUITY PORTFOLIO
                                                         ------------------------
                                                             YEAR         YEAR
                                                            ENDED        ENDED
                                                           OCT. 31,     OCT. 31,
                                                             2013         2012
                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   211,992  $   155,928
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................      (9,977)      (8,860)
   Futures..............................................          --        1,190
   Foreign Currency Transactions*.......................      (2,207)      (1,300)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency............................................     581,086      122,105
   Futures..............................................          --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................         (79)         (51)
                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................     780,815      269,012
                                                         -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................    (205,400)    (139,837)
  Net Short-Term Gains:
   Institutional Class Shares...........................          --           --
  Net Long-Term Gains:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................          --           --
                                                         -----------  -----------
     Total Distributions................................    (205,400)    (139,837)
                                                         -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   5,406,041    4,068,293
  Shares Issued in Lieu of Cash Distributions...........     187,871      126,291
  Shares Redeemed.......................................  (1,743,072)  (1,096,525)
                                                         -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   3,850,840    3,098,059
                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............   4,426,255    3,227,234
NET ASSETS
  Beginning of Year.....................................   8,594,707    5,367,473
                                                         -----------  -----------
  End of Year........................................... $13,020,962  $ 8,594,707
                                                         ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     276,461      218,730
  Shares Issued in Lieu of Cash Distributions...........       9,689        7,108
  Shares Redeemed.......................................     (90,412)     (60,020)
                                                         -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...............................     195,738      165,818
                                                         ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    31,355  $    26,576

----------
* Net of foreign capital gain taxes withheld of $1, $86, $0, $310, $0 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                   U.S. LARGE
                                                                                                                   CAP EQUITY
                                                                    ENHANCED U.S. LARGE COMPANY PORTFOLIO          PORTFOLIO
                                                             ------------------------------------------------    ----------
                                                                                                                     PERIOD
                                                               YEAR      YEAR      YEAR      YEAR       YEAR        JUNE 25,
                                                              ENDED     ENDED     ENDED     ENDED      ENDED       2013(A) TO
                                                             OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,      OCT. 31,
                                                               2013      2012      2011      2010       2009          2013
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $   9.29  $   8.15  $   7.53  $   6.48  $   6.47     $  10.00
                                                             --------  --------  --------  --------  --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.07      0.07      0.07      0.07      0.05         0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).     2.42      1.20      0.56      1.05      0.61         1.04
                                                             --------  --------  --------  --------  --------     --------
   Total from Investment Operations.........................     2.49      1.27      0.63      1.12      0.66         1.10
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.08)    (0.13)    (0.01)    (0.07)    (0.59)       (0.03)
 Net Realized Gains.........................................       --        --        --        --     (0.06)          --
                                                             --------  --------  --------  --------  --------     --------
   Total Distributions......................................    (0.08)    (0.13)    (0.01)    (0.07)    (0.65)       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  11.70  $   9.29  $   8.15  $   7.53  $   6.48     $  11.07
===========================================================  ========  ========  ========  ========  ========    ==========
Total Return................................................    26.99%    15.84%     8.41%    17.40%    12.23%       11.01%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $212,840  $190,011  $171,128  $157,730  $165,231     $135,407
Ratio of Expenses to Average Net Assets.....................     0.24%     0.25%     0.26%     0.26%     0.29%**      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................     0.24%     0.25%     0.26%     0.26%     0.29%**      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     0.63%     0.80%     0.86%     0.98%     0.86%        1.58%(C)(E)
Portfolio Turnover Rate.....................................      139%       76%      140%       78%       46%*          0%(D)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   U.S. LARGE CAP VALUE PORTFOLIO
                                                             ------------------------------------------------------------
                                                                  YEAR            YEAR           YEAR           YEAR
                                                                 ENDED           ENDED          ENDED          ENDED
                                                                OCT. 31,        OCT. 31,       OCT. 31,       OCT. 31,
                                                                  2013            2012           2011           2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $     22.34     $    19.29     $    18.58     $    15.81
                                                             -----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.47           0.41           0.33           0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        7.38           3.04           0.70           2.76
                                                             -----------     ----------     ----------     ----------
   Total from Investment Operations.........................        7.85           3.45           1.03           3.09
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.47)         (0.40)         (0.32)         (0.32)
 Net Realized Gains.........................................          --             --             --             --
                                                             -----------     ----------     ----------     ----------
   Total Distributions......................................       (0.47)         (0.40)         (0.32)         (0.32)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     29.72     $    22.34     $    19.29     $    18.58
===========================================================  ===========     ==========     ==========     ==========
Total Return................................................       35.52%         18.14%          5.53%         19.72%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $11,963,072     $8,334,585     $7,340,344     $6,921,036
Ratio of Expenses to Average Net Assets.....................        0.27%(B)       0.27%(B)       0.28%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.27%(B)       0.27%(B)       0.28%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net Assets........        1.82%          1.99%          1.63%          1.86%
Portfolio Turnover Rate.....................................         N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                  YEAR
                                                                 ENDED
                                                                OCT. 31,
                                                                  2009
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    14.58
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.28
                                                             ----------
   Total from Investment Operations.........................       1.59
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.34)
 Net Realized Gains.........................................      (0.02)
                                                             ----------
   Total Distributions......................................      (0.36)
---------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    15.81
===========================================================  ==========
Total Return................................................      11.76%
---------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,863,652
Ratio of Expenses to Average Net Assets.....................       0.30%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.30%(B)
Ratio of Net Investment Income to Average Net Assets........       2.26%
Portfolio Turnover Rate.....................................        N/A
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Large Cap Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                              -------------------------------------------
                                                                YEAR       YEAR     YEAR     YEAR     YEAR
                                                               ENDED      ENDED    ENDED    ENDED    ENDED
                                                              OCT. 31,   OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                2013       2012     2011     2010     2009
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...........................  $17.28    $ 15.32  $ 14.75  $ 11.73  $ 10.92
                                                               ------    -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.27       0.15     0.10     0.07     0.12
  Net Gains (Losses) on Securities (Realized and Unrealized).    6.28       2.06     0.60     3.07     0.87
                                                               ------    -------  -------  -------  -------
   Total from Investment Operations..........................    6.55       2.21     0.70     3.14     0.99
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.22)     (0.13)   (0.10)   (0.12)   (0.18)
  Net Realized Gains.........................................   (0.98)     (0.12)   (0.03)      --       --
                                                               ------    -------  -------  -------  -------
   Total Distributions.......................................   (1.20)     (0.25)   (0.13)   (0.12)   (0.18)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................  $22.63    $ 17.28  $ 15.32  $ 14.75  $ 11.73
============================================================= ========   ======== ======== ======== ========
Total Return.................................................   40.39%     14.67%    4.69%   26.93%    9.36%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..........................  $9,470    $49,423  $45,132  $41,316  $31,393
Ratio of Expenses to Average Net Assets......................    0.47%      0.48%    0.48%    0.49%    0.52%
Ratio of Net Investment Income to Average Net Assets.........    1.42%      0.93%    0.61%    0.59%    1.12%
Portfolio Turnover Rate......................................      16%        20%      23%      20%      17%
-------------------------------------------------------------------------------------------------------------

                                                              U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              -------------------------------------------
                                                                YEAR       YEAR     YEAR     YEAR     YEAR
                                                               ENDED      ENDED    ENDED    ENDED    ENDED
                                                              OCT. 31,   OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                2013       2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 17.26    $ 15.31  $ 14.76   $11.74   $10.91
                                                              -------    -------  -------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.19       0.13     0.07     0.05     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).    6.31       2.05     0.60     3.07     0.88
                                                              -------    -------  -------   ------   ------
   Total from Investment Operations..........................    6.50       2.18     0.67     3.12     0.98
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.21)     (0.11)   (0.09)   (0.10)   (0.15)
  Net Realized Gains.........................................   (0.98)     (0.12)   (0.03)      --       --
                                                              -------    -------  -------   ------   ------
   Total Distributions.......................................   (1.19)     (0.23)   (0.12)   (0.10)   (0.15)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 22.57    $ 17.26  $ 15.31   $14.76   $11.74
============================================================= ========   ======== ======== ======== ========
Total Return.................................................   40.10%     14.46%    4.50%   26.66%    9.23%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $23,305    $12,754  $10,918   $5,967   $2,930
Ratio of Expenses to Average Net Assets......................    0.62%      0.63%    0.63%    0.64%    0.67%
Ratio of Net Investment Income to Average Net Assets.........    0.95%      0.78%    0.42%    0.44%    0.91%
Portfolio Turnover Rate......................................      16%        20%      23%      20%      17%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                      ----------------------------------------------------------  -----------
                                                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2013        2012        2011        2010        2009        2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    17.28  $    15.32  $    14.76  $    11.70  $    10.84  $    26.57
                                                      ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.24        0.17        0.12        0.09        0.12        0.39
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       6.31        2.06        0.59        3.06        0.88        9.41
                                                      ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..................       6.55        2.23        0.71        3.15        1.00        9.80
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.25)      (0.15)      (0.12)      (0.09)      (0.14)      (0.37)
  Net Realized Gains.................................      (0.98)      (0.12)      (0.03)         --          --       (1.52)
                                                      ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions...............................      (1.23)      (0.27)      (0.15)      (0.09)      (0.14)      (1.89)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $    34.48
===================================================== ==========  ==========  ==========  ==========  ==========  ==========
Total Return.........................................      40.40%      14.78%       4.76%      27.02%       9.47%      39.35%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $4,180,974  $2,989,632  $2,487,929  $2,223,982  $1,449,437  $9,526,981
Ratio of Expenses to Average Net Assets..............       0.37%       0.38%       0.38%       0.38%       0.41%       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.25%       1.03%       0.71%       0.69%       1.19%       1.28%
Portfolio Turnover Rate..............................         16%         20%         23%         20%         17%         14%
------------------------------------------------------------------------------------------------------------------------------

                                                          U.S. SMALL CAP VALUE PORTFOLIO
                                                      -----------------------------------------------
                                                         YEAR        YEAR        YEAR         YEAR
                                                        ENDED       ENDED       ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2012        2011        2010         2009
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    23.50  $    22.49  $    17.69  $    16.32
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.20        0.16        0.09        0.04
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       3.38        1.00        4.79        1.54
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       3.58        1.16        4.88        1.58
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.18)      (0.15)      (0.08)      (0.21)
  Net Realized Gains.................................      (0.33)         --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.51)      (0.15)      (0.08)      (0.21)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    26.57  $    23.50  $    22.49  $    17.69
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      15.60%       5.13%      27.69%       9.97%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $7,088,470  $6,540,863  $6,555,277  $5,669,659
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.54%++
Ratio of Net Investment Income to Average Net Assets.       0.78%       0.62%       0.43%       0.27%
Portfolio Turnover Rate..............................         15%         14%         19%         21%+
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             U.S. CORE EQUITY 1 PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    12.11  $    10.78  $    10.18  $     8.54  $     7.81
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.25        0.21        0.17        0.15        0.15
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.62        1.32        0.59        1.61        0.73
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       3.87        1.53        0.76        1.76        0.88
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.20)      (0.16)      (0.12)      (0.15)
  Net Realized Gains.........................................         --          --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.24)      (0.20)      (0.16)      (0.12)      (0.15)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.74  $    12.11  $    10.78  $    10.18  $     8.54
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      32.32%      14.29%       7.47%      20.80%      11.64%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $7,566,179  $4,876,973  $3,731,411  $2,897,409  $1,989,583
Ratio of Expenses to Average Net Assets......................       0.19%       0.19%       0.20%       0.20%       0.22%
Ratio of Net Investment Income to Average Net Assets.........       1.79%       1.79%       1.49%       1.53%       2.02%
Portfolio Turnover Rate......................................          1%          3%          5%          4%          7%
--------------------------------------------------------------------------------------------------------------------------

                                                                             U.S. CORE EQUITY 2 PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    11.99  $    10.61  $    10.06  $     8.39  $     7.73
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.24        0.20        0.16        0.14        0.14
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.73        1.36        0.54        1.64        0.66
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       3.97        1.56        0.70        1.78        0.80
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.18)      (0.15)      (0.11)      (0.14)
  Net Realized Gains.........................................      (0.10)         --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.34)      (0.18)      (0.15)      (0.11)      (0.14)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.62  $    11.99  $    10.61  $    10.06  $     8.39
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      33.66%      14.81%       6.98%      21.41%      10.66%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,989,564  $6,923,984  $5,819,906  $4,990,367  $3,804,325
Ratio of Expenses to Average Net Assets......................       0.22%       0.22%       0.22%       0.23%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       1.74%       1.74%       1.42%       1.47%       1.89%
Portfolio Turnover Rate......................................          3%          5%          9%          7%          4%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. VECTOR EQUITY PORTFOLIO
                            170                              ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2013        2012        2011        2010        2009
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    11.61  $    10.28  $     9.82  $     8.03  $     7.48
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.20        0.16        0.12        0.10        0.11
 Net Gains (Losses) on Securities (Realized and Unrealized).       4.03        1.32        0.46        1.79        0.57
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       4.23        1.48        0.58        1.89        0.68
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)      (0.15)      (0.12)      (0.10)      (0.13)
 Net Realized Gains.........................................      (0.02)         --          --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.22)      (0.15)      (0.12)      (0.10)      (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    15.62  $    11.61  $    10.28  $     9.82  $     8.03
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      36.80%      14.55%       5.86%      23.65%       9.47%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $2,893,842  $2,009,177  $1,851,895  $1,558,423  $1,178,114
Ratio of Expenses to Average Net Assets.....................       0.32%       0.32%       0.33%       0.33%       0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)...............................................       0.32%       0.32%       0.33%       0.33%       0.35%
Ratio of Net Investment Income to Average Net Assets........       1.50%       1.45%       1.11%       1.13%       1.60%
Portfolio Turnover Rate.....................................          3%          9%         10%         11%         11%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        U.S. SMALL CAP PORTFOLIO
                                                      ----------------------------------------------------------    -----------
                                                         YEAR        YEAR        YEAR        YEAR         YEAR         YEAR
                                                        ENDED       ENDED       ENDED       ENDED        ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                         2013        2012        2011        2010         2009         2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    23.11  $    20.55  $    19.06  $    14.89  $    13.35    $    14.84
                                                      ----------  ----------  ----------  ----------  ----------    ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.35        0.25        0.18        0.13        0.06          0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       8.13        2.53        1.49        4.17        1.65          5.57
                                                      ----------  ----------  ----------  ----------  ----------    ----------
   Total from Investment Operations..................       8.48        2.78        1.67        4.30        1.71          5.76
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.36)      (0.22)      (0.18)      (0.13)      (0.17)        (0.20)
  Net Realized Gains.................................      (1.20)         --          --          --          --         (0.76)
                                                      ----------  ----------  ----------  ----------  ----------    ----------
   Total Distributions...............................      (1.56)      (0.22)      (0.18)      (0.13)      (0.17)        (0.96)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    30.03  $    23.11  $    20.55  $    19.06  $    14.89    $    19.64
===================================================== ==========  ==========  ==========  ==========  ==========    ==========
Total Return.........................................      39.03%      13.61%       8.76%      28.99%      13.08%        41.34%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $7,446,827  $4,563,345  $3,770,323  $3,391,457  $2,522,001    $4,695,831
Ratio of Expenses to Average Net Assets..............       0.37%       0.37%       0.37%       0.37%       0.40%**       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.33%       1.14%       0.84%       0.76%       0.50%         1.16%
Portfolio Turnover Rate..............................         10%         16%         23%         19%         17%*          11%
--------------------------------------------------------------------------------------------------------------------------------

                                                             U.S. MICRO CAP PORTFOLIO
                                                      -----------------------------------------------
                                                         YEAR        YEAR        YEAR         YEAR
                                                        ENDED       ENDED       ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2012        2011        2010         2009
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    13.24  $    12.25  $     9.57  $     9.19
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.14        0.09        0.06        0.03
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       1.59        0.99        2.68        0.54
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       1.73        1.08        2.74        0.57
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.13)      (0.09)      (0.06)      (0.19)
  Net Realized Gains.................................         --          --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.13)      (0.09)      (0.06)      (0.19)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    14.84  $    13.24  $    12.25  $     9.57
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      13.13%       8.85%      28.77%       6.61%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $3,437,958  $3,257,719  $3,178,286  $2,818,365
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.54%**
Ratio of Net Investment Income to Average Net Assets.       0.99%       0.69%       0.58%       0.38%
Portfolio Turnover Rate..............................         15%         14%          9%         12%*
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           DFA REAL ESTATE SECURITIES PORTFOLIO
                                                                ----------------------------------------------------------
                                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    25.83  $    23.25  $    21.24  $    15.29  $    16.16
                                                                ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.67        0.57        0.40        0.58        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized)...       1.95        2.74        1.93        5.92       (0.62)
                                                                ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations............................       2.62        3.31        2.33        6.50       (0.04)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.68)      (0.73)      (0.32)      (0.55)      (0.83)
                                                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........................................      (0.68)      (0.73)      (0.32)      (0.55)      (0.83)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    27.77  $    25.83  $    23.25  $    21.24  $    15.29
=============================================================== ==========  ==========  ==========  ==========  ==========
Total Return...................................................      10.28%      14.45%      11.09%      43.21%       0.98%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $4,677,418  $3,716,389  $3,098,647  $2,689,552  $2,018,559
Ratio of Expenses to Average Net Assets........................       0.18%       0.22%       0.32%       0.33%       0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.19%       0.23%       0.32%       0.33%       0.36%
Ratio of Net Investment Income to Average Net Assets...........       2.42%       2.29%       1.76%       3.13%       4.54%
Portfolio Turnover Rate........................................          1%          0%          3%          2%          2%
----------------------------------------------------------------------------------------------------------------------------

                                                                             LARGE CAP INTERNATIONAL PORTFOLIO
                                                                -----------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012         2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    18.33  $    17.91  $    19.42   $    18.02  $    14.81
                                                                ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.58        0.60        0.63         0.48        0.48
  Net Gains (Losses) on Securities (Realized and Unrealized)...       3.90        0.40       (1.53)        1.43        3.16
                                                                ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations............................       4.48        1.00       (0.90)        1.91        3.64
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
                                                                ----------  ----------  ----------   ----------  ----------
   Total Distributions.........................................      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    22.20  $    18.33  $    17.91   $    19.42  $    18.02
=============================================================== ==========  ==========  ==========   ==========  ==========
Total Return...................................................      24.85%       5.89%      (4.86)%      10.99%      25.20%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $2,755,114  $2,055,759  $1,704,149   $1,616,686  $1,364,351
Ratio of Expenses to Average Net Assets........................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Net Investment Income to Average Net Assets...........       2.90%       3.38%       3.19%        2.65%       3.14%
Portfolio Turnover Rate........................................          5%          4%          3%           7%         12%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         INTERNATIONAL CORE EQUITY PORTFOLIO
                                                             -----------------------------------------------------------
                                                                YEAR        YEAR         YEAR        YEAR        YEAR
                                                               ENDED       ENDED        ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    10.10  $     9.89  $    10.78   $     9.79  $     7.46
                                                             ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31        0.31        0.33         0.23        0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.47        0.20       (0.89)        0.96        2.32
                                                             ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.........................       2.78        0.51       (0.56)        1.19        2.55
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.31)      (0.30)      (0.33)       (0.20)      (0.22)
                                                             ----------  ----------  ----------   ----------  ----------
   Total Distributions......................................      (0.31)      (0.30)      (0.33)       (0.20)      (0.22)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    12.57  $    10.10  $     9.89   $    10.78  $     9.79
===========================================================  ==========  ==========  ==========   ==========  ==========
Total Return................................................      27.98%       5.49%      (5.49)%      12.48%      34.81%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $9,508,466  $6,482,738  $5,395,884   $4,866,989  $3,699,842
Ratio of Expenses to Average Net Assets.....................       0.39%       0.40%       0.40%        0.40%       0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.39%       0.40%       0.40%        0.40%       0.41%
Ratio of Net Investment Income to Average Net Assets........       2.80%       3.18%       2.96%        2.31%       2.84%
Portfolio Turnover Rate.....................................          3%          5%          3%           2%          5%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                           INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                                -----------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012         2011        2010        2009
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    15.28  $    15.21  $    16.14   $    13.99  $    10.07
                                                                ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.42        0.38        0.40         0.28        0.28
  Net Gains (Losses) on Securities (Realized and Unrealized)...       4.16        0.39       (0.83)        2.13        3.91
                                                                ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations............................       4.58        0.77       (0.43)        2.41        4.19
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.37)      (0.42)      (0.50)       (0.26)      (0.27)
  Net Realized Gains...........................................      (0.09)      (0.28)         --           --          --
                                                                ----------  ----------  ----------   ----------  ----------
   Total Distributions.........................................      (0.46)      (0.70)      (0.50)       (0.26)      (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    19.40  $    15.28  $    15.21   $    16.14  $    13.99
=============================================================== ==========  ==========  ==========   ==========  ==========
   Total Return................................................      30.66%       5.63%      (2.92)%      17.61%      42.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $8,520,717  $6,423,160  $5,834,015   $5,511,594  $4,269,864
Ratio of Expenses to Average Net Assets (B)....................       0.54%       0.56%       0.55%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B).....................................................       0.54%       0.56%       0.55%        0.56%       0.57%
Ratio of Net Investment Income to Average Net Assets...........       2.47%       2.58%       2.37%        1.94%       2.48%
-----------------------------------------------------------------------------------------------------------------------------

                                                                        JAPANESE SMALL COMPANY PORTFOLIO
                                                                ------------------------------------------------
                                                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                  2013      2012      2011      2010      2009
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $  14.99  $  15.24  $  14.13  $  14.32  $  11.97
                                                                --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................     0.26      0.29      0.27      0.22      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized)...     4.21     (0.26)     1.08     (0.18)     2.39
                                                                --------  --------  --------  --------  --------
   Total from Investment Operations............................     4.47      0.03      1.35      0.04      2.61
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
  Net Realized Gains...........................................       --        --        --        --        --
                                                                --------  --------  --------  --------  --------
   Total Distributions.........................................    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
=============================================================== ========  ========  ========  ========  ========
   Total Return................................................    30.06%     0.20%     9.57%     0.33%    22.08%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $414,132  $293,968  $163,120  $114,933  $114,058
Ratio of Expenses to Average Net Assets (B)....................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B).....................................................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Net Investment Income to Average Net Assets...........     1.51%     1.88%     1.74%     1.52%     1.68%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                      ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                                               -------------------------------------------------
                                                                                 YEAR      YEAR       YEAR      YEAR      YEAR
                                                                                ENDED     ENDED      ENDED     ENDED     ENDED
                                                                               OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                                 2013      2012       2011      2010      2009
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $  23.22  $  23.04  $  25.64   $  20.59  $  11.67
                                                                               --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................     1.01      0.87      0.85       0.69      0.50
  Net Gains (Losses) on Securities (Realized and Unrealized)..................     1.37      0.58     (2.16)      4.99      8.95
                                                                               --------  --------  --------   --------  --------
   Total from Investment Operations...........................................     2.38      1.45     (1.31)      5.68      9.45
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................    (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
                                                                               --------  --------  --------   --------  --------
   Total Distributions........................................................    (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $  24.82  $  23.22  $  23.04   $  25.64  $  20.59
============================================================================== ========  ========  ========   ========  ========
   Total Return...............................................................    10.46%     7.09%    (5.59)%    28.36%    84.11%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $331,166  $238,191  $139,262   $131,511  $101,853
Ratio of Expenses to Average Net Assets (B)...................................     0.57%     0.59%     0.60%      0.63%     0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously Waived Fees) (B)......................     0.57%     0.59%     0.60%      0.61%     0.65%
Ratio of Net Investment Income to Average Net Assets..........................     4.26%     3.91%     3.34%      3.14%     3.53%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                               --------------------------------------------
                                                                                 YEAR     YEAR     YEAR      YEAR     YEAR
                                                                                ENDED    ENDED    ENDED     ENDED    ENDED
                                                                               OCT. 31, OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                                 2013     2012     2011      2010     2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $ 27.81  $ 23.44  $ 24.24   $ 19.83  $ 14.27
                                                                               -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................    0.88     0.69     0.82      0.50     0.55
  Net Gains (Losses) on Securities (Realized and Unrealized)..................    9.17     4.47    (0.85)     4.41     5.44
                                                                               -------  -------  -------   -------  -------
   Total from Investment Operations...........................................   10.05     5.16    (0.03)     4.91     5.99
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................   (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
                                                                               -------  -------  -------   -------  -------
   Total Distributions........................................................   (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $ 36.96  $ 27.81  $ 23.44   $ 24.24  $ 19.83
============================================================================== ======== ======== ========  ======== ========
   Total Return...............................................................   36.81%   22.82%   (0.28)%   25.37%   42.81%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $37,096  $31,316  $33,869   $33,751  $27,863
Ratio of Expenses to Average Net Assets (B)...................................    0.59%    0.60%    0.60%     0.60%    0.61%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously Waived Fees) (B)......................    0.63%    0.63%    0.62%     0.64%    0.70%
Ratio of Net Investment Income to Average Net Assets..........................    2.79%    2.83%    3.26%     2.39%    3.62%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            CONTINENTAL SMALL COMPANY PORTFOLIO
                                                              ------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR         YEAR         YEAR
                                                                 ENDED        ENDED        ENDED        ENDED        ENDED
                                                                OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                  2013         2012         2011         2010         2009
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  14.51     $  14.66     $  16.93     $  15.02     $  10.73
                                                              --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.37         0.39         0.39         0.27         0.28
  Net Gains (Losses) on Securities (Realized and Unrealized).     5.78        (0.17)       (2.20)        1.89         4.29
                                                              --------     --------     --------     --------     --------
   Total from Investment Operations..........................     6.15         0.22        (1.81)        2.16         4.57
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
                                                              --------     --------     --------     --------     --------
   Total Distributions.......................................    (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
============================================================= ========     ========     ========     ========     ========
   Total Return..............................................    42.99%        1.85%      (11.09)%      14.85%       43.12%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $170,806     $106,316     $117,452     $128,106     $110,926
Ratio of Expenses to Average Net Assets......................     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.62%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).......................     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.61%(B)
Ratio of Net Investment Income to Average Net Assets.........     2.16%        2.78%        2.25%        1.78%        2.39%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate......................................      N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                                 DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                              -------------------------------------------------------
                                                                 YEAR        YEAR         YEAR       YEAR      YEAR
                                                                ENDED       ENDED        ENDED      ENDED     ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,
                                                                 2013        2012         2011       2010      2009
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     5.67  $     4.90  $     5.58   $   5.24  $   4.18
                                                              ----------  ----------  ----------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.22        0.27        0.30       0.31      0.26
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.25        0.75       (0.33)      0.58      0.91
                                                              ----------  ----------  ----------   --------  --------
   Total from Investment Operations..........................       0.47        1.02       (0.03)      0.89      1.17
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
                                                              ----------  ----------  ----------   --------  --------
   Total Distributions.......................................      (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     5.48  $     5.67  $     4.90   $   5.58  $   5.24
============================================================= ==========  ==========  ==========   ========  ========
   Total Return..............................................       9.24%      22.34%      (0.43)%    18.96%    29.25%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,158,977  $1,531,708  $1,060,156   $958,554  $742,329
Ratio of Expenses to Average Net Assets......................       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).......................       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Net Investment Income to Average Net Assets.........       4.07%       5.45%       5.73%      6.42%     6.40%
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate......................................          5%          3%          7%         6%        5%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                      ----------------------------------------------------------------
                                                           YEAR           YEAR          YEAR         YEAR         YEAR
                                                          ENDED          ENDED         ENDED        ENDED        ENDED
                                                         OCT. 31,       OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,
                                                           2013           2012          2011         2010         2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     9.33     $     8.21     $   8.28     $   6.75     $   6.04
                                                      ----------     ----------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.49           0.29         0.41         0.40         0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       0.37           1.07         0.06         1.60         0.62
                                                      ----------     ----------     --------     --------     --------
   Total from Investment Operations..................       0.86           1.36         0.47         2.00         0.81
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
  Net Realized Gains.................................         --             --           --           --           --
                                                      ----------     ----------     --------     --------     --------
   Total Distributions...............................      (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     9.59     $     9.33     $   8.21     $   8.28     $   6.75
===================================================== ==========     ==========     ========     ========     ========
Total Return.........................................       9.74%         17.33%        6.17%       31.38%       13.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $2,082,707     $1,315,547     $869,348     $695,461     $432,502
Ratio of Expenses to Average Net Assets..............       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)     0.47%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly).       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)     0.79%(B)
Ratio of Net Investment Income to Average Net Assets.       5.18%          3.38%        5.01%        5.59%        3.40%
Portfolio Turnover Rate..............................        N/A            N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                               DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                      ------------------------------------------------------------
                                                          YEAR        YEAR         YEAR        YEAR        YEAR
                                                         ENDED       ENDED        ENDED       ENDED       ENDED
                                                        OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                          2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     15.16  $    14.85  $    16.16   $    14.92  $    10.82
                                                      -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................        0.37        0.34        0.34         0.24        0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................        5.21        0.61       (0.98)        1.22        4.14
                                                      -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..................        5.58        0.95       (0.64)        1.46        4.40
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................       (0.36)      (0.36)      (0.38)       (0.22)      (0.24)
  Net Realized Gains.................................       (0.21)      (0.28)      (0.29)          --       (0.06)
                                                      -----------  ----------  ----------   ----------  ----------
   Total Distributions...............................       (0.57)      (0.64)      (0.67)       (0.22)      (0.30)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     20.17  $    15.16  $    14.85   $    16.16  $    14.92
===================================================== ===========  ==========  ==========   ==========  ==========
Total Return.........................................       37.79%       6.92%      (4.39)%      10.01%      41.42%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $11,148,899  $8,266,610  $7,459,144   $7,655,318  $6,859,957
Ratio of Expenses to Average Net Assets..............        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly).        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Net Investment Income to Average Net Assets.        2.16%       2.30%       2.05%        1.57%       2.19%
Portfolio Turnover Rate..............................           9%         18%         16%          18%         22%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                                           ---------------------------------------------------
                                                                              YEAR       YEAR       YEAR      YEAR      YEAR
                                                                             ENDED      ENDED      ENDED     ENDED     ENDED
                                                                            OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                              2013       2012       2011      2010      2009
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $     9.33  $   9.34  $  10.28   $   9.22  $   6.74
                                                                           ----------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................       0.26      0.27      0.29       0.18      0.17
  Net Gains (Losses) on Securities (Realized and Unrealized)..............       2.44      0.14     (0.87)      1.05      2.46
                                                                           ----------  --------  --------   --------  --------
   Total from Investment Operations.......................................       2.70      0.41     (0.58)      1.23      2.63
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................      (0.25)    (0.27)    (0.29)     (0.17)    (0.15)
  Net Realized Gains......................................................      (0.03)    (0.15)    (0.07)        --        --
                                                                           ----------  --------  --------   --------  --------
   Total Distributions....................................................      (0.28)    (0.42)    (0.36)     (0.17)    (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $    11.75  $   9.33  $   9.34   $  10.28  $   9.22
========================================================================== ==========  ========  ========   ========  ========
Total Return..............................................................      29.52%     4.90%    (5.99)%    13.62%    39.52%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $1,090,774  $561,399  $410,580   $363,123  $262,544
Ratio of Expenses to Average Net Assets...................................       0.51%     0.54%     0.54%      0.54%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................       0.51%     0.54%     0.54%      0.53%     0.59%
Ratio of Net Investment Income to Average Net Assets......................       2.51%     2.94%     2.73%      1.91%     2.31%
Portfolio Turnover Rate...................................................          2%        5%       10%         5%        8%
--------------------------------------------------------------------------------------------------------------------------------

                                                                           ------------
                                                                               YEAR
                                                                              ENDED
                                                                             OCT. 31,
                                                                               2013
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $   9.94
                                                                           --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................     0.29
  Net Gains (Losses) on Securities (Realized and Unrealized)..............     2.02
                                                                           --------
   Total from Investment Operations.......................................     2.31
----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................    (0.32)
  Net Realized Gains......................................................       --
                                                                           --------
   Total Distributions....................................................    (0.32)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $  11.93
========================================================================== ========
Total Return..............................................................    23.61%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $117,587
Ratio of Expenses to Average Net Assets...................................     0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................     0.76%(B)
Ratio of Net Investment Income to Average Net Assets......................     2.61%
Portfolio Turnover Rate...................................................      N/A
----------------------------------------------------------------------------------------

                                                                             WORLD EX U.S. VALUE PORTFOLIO
                                                                           ------------------------------------
                                                                              YEAR        YEAR
                                                                             ENDED       ENDED          PERIOD
                                                                            OCT. 31,    OCT. 31,   AUG. 23, 2010(A)
                                                                              2012        2011     TO OCT. 31, 2010
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $  9.96     $ 11.35         $ 10.00
                                                                           -------     -------         -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................    0.29        0.30            0.02
  Net Gains (Losses) on Securities (Realized and Unrealized)..............   (0.05)      (1.35)           1.33
                                                                           -------     -------         -------
   Total from Investment Operations.......................................    0.24       (1.05)           1.35
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................   (0.26)      (0.26)             --
  Net Realized Gains......................................................      --       (0.08)             --
                                                                           -------     -------         -------
   Total Distributions....................................................   (0.26)      (0.34)             --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $  9.94     $  9.96         $ 11.35
========================================================================== ========    ========    ================
Total Return..............................................................    2.70%      (9.59)%         13.50%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $57,197     $47,165         $29,616
Ratio of Expenses to Average Net Assets...................................    0.60%(B)    0.60%(B)        0.90%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................    0.84%(B)    0.91%(B)        1.37%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets......................    2.97%       2.64%           0.76%(C)(E)
Portfolio Turnover Rate...................................................     N/A         N/A             N/A
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                WORLD EX            WORLD EX
                                                              U.S.TARGETED          U.S.CORE            SELECTIVELY HEDGED
                                                             VALUE PORTFOLIO    EQUITY PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                             ---------------    ----------------    --------------------
                                                                 PERIOD              PERIOD           YEAR       PERIOD
                                                             NOV. 1, 2012(A)    APRIL 9, 2013(A)     ENDED   NOV. 14,2011(A)
                                                               TO OCT. 31,        TO OCT. 31,       OCT. 31,   TO OCT. 31,
                                                                  2013                2013            2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $ 10.00            $  10.00        $ 10.87      $ 10.00
                                                                 -------            --------        -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.20                0.18           0.24         0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).        2.46                0.77           2.65         0.87
                                                                 -------            --------        -------      -------
   Total from Investment Operations.........................        2.66                0.95           2.89         1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.20)              (0.18)         (0.10)       (0.22)
 Net Realized Gains.........................................          --                  --          (0.03)          --
                                                                 -------            --------        -------      -------
   Total Distributions......................................       (0.20)              (0.18)         (0.13)       (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................     $ 12.46            $  10.77        $ 13.63      $ 10.87
===========================================================  ===============    ================    ======== ===============
Total Return................................................       26.90%(D)            9.62%(D)      26.86%       11.11%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................     $96,010            $129,720        $91,348      $34,950
Ratio of Expenses to Average Net Assets (B).................        0.79%(C)(E)         0.47%(C)(E)    0.40%        0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees) (B)...........................................        1.27%(C)(E)         0.97%(C)(E)    0.72%        1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........        1.78%(C)(E)         3.12%(C)(E)    1.93%        2.13%(C)(E)
Portfolio Turnover Rate.....................................         N/A                 N/A            N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               EMERGING MARKETS PORTFOLIO
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    26.06  $    26.68  $    30.90   $    25.23  $    17.05
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.52        0.55        0.61         0.48        0.42
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.17        0.37       (2.53)        6.07        8.42
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       1.69        0.92       (1.92)        6.55        8.84
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.50)      (0.50)      (0.53)       (0.46)      (0.41)
  Net Realized Gains.........................................      (0.28)      (1.04)      (1.77)       (0.42)      (0.25)
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.78)      (1.54)      (2.30)       (0.88)      (0.66)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    26.97  $    26.06  $    26.68   $    30.90  $    25.23
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................       6.58%       4.08%      (6.82)%      26.53%      53.39%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,655,740  $2,797,177  $2,313,035   $2,372,498  $1,966,288
Ratio of Expenses to Average Net Assets (B)..................       0.57%       0.61%       0.61%        0.60%       0.62%
Ratio of Net Investment Income to Average Net Assets.........       1.97%       2.14%       2.07%        1.76%       2.15%
---------------------------------------------------------------------------------------------------------------------------

                                                                          EMERGING MARKETS SMALL CAP PORTFOLIO
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    20.33  $    19.85  $    24.26   $    17.45  $     9.33
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.40        0.40        0.42         0.34        0.26
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.37        0.83       (3.67)        6.79        8.14
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       1.77        1.23       (3.25)        7.13        8.40
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.39)      (0.35)      (0.40)       (0.32)      (0.28)
  Net Realized Gains.........................................      (0.61)      (0.40)      (0.76)          --          --
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (1.00)      (0.75)      (1.16)       (0.32)      (0.28)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    21.10  $    20.33  $    19.85   $    24.26  $    17.45
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................       8.92%       6.71%     (14.03)%      41.33%      91.35%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,041,863  $2,907,673  $1,832,745   $1,833,038  $1,133,958
Ratio of Expenses to Average Net Assets (B)..................       0.75%       0.82%       0.79%        0.78%       0.80%
Ratio of Net Investment Income to Average Net Assets.........       1.91%       2.01%       1.86%        1.70%       2.05%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              ---------------------------------------------
                                                                YEAR         YEAR     YEAR      YEAR     YEAR
                                                               ENDED        ENDED    ENDED     ENDED    ENDED
                                                              OCT. 31,     OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                2013         2012     2011      2010     2009
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  28.21     $ 29.02  $ 36.35   $ 46.84  $ 85.43
                                                              --------     -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.47        0.50     0.20      0.56     0.56
  Net Gains (Losses) on Securities (Realized and Unrealized).     1.68       (0.45)   (5.45)     9.18    21.36
                                                              --------     -------  -------   -------  -------
   Total from Investment Operations..........................     2.15        0.05    (5.25)     9.74    21.92
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.50)      (0.47)   (0.45)    (7.12)   (6.00)
  Net Realized Gains.........................................    (0.59)      (0.39)   (1.63)   (13.11)  (54.52)
                                                              --------     -------  -------   -------  -------
   Total Distributions.......................................    (1.09)      (0.86)   (2.08)   (20.23)  (60.52)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  29.27     $ 28.21  $ 29.02   $ 36.35  $ 46.83
============================================================= ========     ======== ========  ======== ========
Total Return.................................................     7.75%       0.43%  (15.24)%   29.71%   78.29%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $106,070     $99,111  $78,157   $39,668  $ 5,082
Ratio of Expenses to Average Net Assets (B)..................     0.82%       0.86%    0.86%     0.86%    0.90%
Ratio of Net Investment Income to Average Net Assets.........     1.65%       1.78%    1.56%     1.39%    1.39%
----------------------------------------------------------------------------------------------------------------

                                                                EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                              ---------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR          YEAR        YEAR
                                                                 ENDED        ENDED        ENDED         ENDED       ENDED
                                                                OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                                  2013         2012         2011          2010        2009
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     28.22  $     29.02  $     36.27   $     28.90  $    19.36
                                                              -----------  -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.55         0.57         0.64          0.45        0.38
  Net Gains (Losses) on Securities (Realized and Unrealized).        1.67        (0.44)       (5.72)         8.01       12.41
                                                              -----------  -----------  -----------   -----------  ----------
   Total from Investment Operations..........................        2.22         0.13        (5.08)         8.46       12.79
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.57)       (0.54)       (0.54)        (0.39)      (0.34)
  Net Realized Gains.........................................       (0.59)       (0.39)       (1.63)        (0.70)      (2.91)
                                                              -----------  -----------  -----------   -----------  ----------
   Total Distributions.......................................       (1.16)       (0.93)       (2.17)        (1.09)      (3.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     29.28  $     28.22  $     29.02   $     36.27  $    28.90
============================================================= ===========  ===========  ===========   ===========  ==========
Total Return.................................................        8.01%        0.70%      (14.84)%       30.04%      78.59%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $19,162,837  $16,589,619  $13,730,213   $11,542,870  $7,401,266
Ratio of Expenses to Average Net Assets (B)..................        0.57%        0.61%        0.61%         0.60%       0.62%
Ratio of Net Investment Income to Average Net Assets.........        1.91%        2.03%        1.88%         1.40%       1.76%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     19.00  $    18.73  $    21.31   $    16.49  $     9.88
                                                             -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.39        0.41        0.43         0.30        0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).        1.07        0.23       (2.65)        4.81        6.56
                                                             -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.........................        1.46        0.64       (2.22)        5.11        6.81
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.37)      (0.37)      (0.36)       (0.29)      (0.20)
                                                             -----------  ----------  ----------   ----------  ----------
   Total Distributions......................................       (0.37)      (0.37)      (0.36)       (0.29)      (0.20)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     20.09  $    19.00  $    18.73   $    21.31  $    16.49
===========================================================  ===========  ==========  ==========   ==========  ==========
Total Return................................................        7.75%       3.55%     (10.59)%      31.30%      69.47%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $13,020,962  $8,594,707  $5,367,473   $4,179,882  $2,455,035
Ratio of Expenses to Average Net Assets.....................        0.63%       0.68%       0.67%        0.65%       0.67%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.63%       0.68%       0.68%        0.65%       0.67%
Ratio of Net Investment Income to Average Net Assets........        1.97%       2.18%       2.04%        1.63%       2.03%
Portfolio Turnover Rate.....................................           1%          1%          1%           4%          6%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, of which thirty (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
FEEDER FUNDS                                 MASTER FUNDS                                        AT 10/31/13
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         80%
Japanese Small Company Portfolio             The Japanese Small Company Series                       18%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   26%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio          The Continental Small Company Series                     5%
Emerging Markets Portfolio                   The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 99%

FUND OF FUNDS
-------------                                -
International Small Company Portfolio        The Continental Small Company Series                    95%
                                             The Japanese Small Company Series                       82%
                                             The United Kingdom Small Company Series                 98%
                                             The Asia Pacific Small Company Series                   74%
                                             The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    26%
                                             DFA International Real Estate Securities Portfolio      39%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio              1%
                                             Dimensional Emerging Markets Value Fund                  --
                                             International Vector Equity Portfolio                    1%
                                             The Emerging Markets Small Cap Series                    --
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio                      1%
                                             Emerging Markets Core Equity Portfolio                   --
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap
Portfolio invest directly in securities rather than through a Master Fund. See the Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), and International Equity Portfolios, are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed Derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International Value Series), World ex U.S. Targeted Value Portfolio (except The Emerging Markets Small Cap Series), World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value

Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2013, the Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $925,099 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Large Cap Equity Portfolio........ 0.15%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%
                 U.S. Core Equity 1 Portfolio........... 0.17%
                 U.S. Core Equity 2 Portfolio........... 0.20%
                 U.S. Vector Equity Portfolio........... 0.30%
                 U.S. Small Cap Portfolio*.............. 0.03%

           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.27%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%
           World ex U.S. Core Equity Portfolio................ 0.40%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

   For the year ended October 31, 2013, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2014 (except for the U.S. Large Cap Equity Portfolio which will remain in effect through February 28, 2015), and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       PREVIOUSLY
                                                                       RECOVERY       WAIVED FEES/
                                                         EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                        LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%          --             $   24
U.S. Targeted Value Portfolio (2)......................    0.50%          --                 --
U.S. Core Equity 1 Portfolio (3).......................    0.23%          --                 --
U.S. Core Equity 2 Portfolio (3).......................    0.26%          --                 --
U.S. Vector Equity Portfolio (3).......................    0.36%          --                 --
DFA Real Estate Securities Portfolio (3)...............    0.18%          --                842
International Core Equity Portfolio (3)................    0.49%          --                 --
International Small Company Portfolio (4)..............    0.45%          --                 --
Japanese Small Company Portfolio (5)...................    0.47%          --                 --
Asia Pacific Small Company Portfolio (5)...............    0.47%          --                 --
United Kingdom Small Company Portfolio (5).............    0.47%          --                 32
Continental Small Company Portfolio (5)................    0.47%          --                 --
DFA International Real Estate Securities Portfolio (3).    0.65%          --                 --
DFA Global Real Estate Securities Portfolio (6)........    0.32%          --              9,145
International Vector Equity Portfolio (3)..............    0.60%          --                 --
World ex U.S. Value Portfolio (7)......................    0.60%         $ 8                411
World ex U.S. Targeted Value Portfolio (8).............    0.80%          --                270
World ex U.S. Core Equity Portfolio (9)................    0.47%          --                170
Selectively Hedged Global Equity Portfolio (10)........    0.40%           1                367
Emerging Markets Core Equity Portfolio (3).............    0.85%          --                 --

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (2)......................    0.62%          --                 --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (2)......................    0.77%          --                 --
Emerging Markets Value Portfolio (11)..................    0.96%          --                 --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (5) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (6) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $  4
         Large Cap International Portfolio..................       9
         International Core Equity Portfolio................      31
         International Small Company Portfolio..............      --
         DFA International Real Estate Securities Portfolio.      18
         DFA International Small Cap Value Portfolio........      23
         International Vector Equity Portfolio..............       5
         World ex U.S. Value Portfolio......................      --
         World ex U.S. Targeted Value Portfolio.............      --
         World ex U.S. Core Equity Portfolio................      --
         Selectively Hedged Global Equity Portfolio.........      --
         Emerging Markets Core Equity Portfolio.............     167

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio. $  7
                  U.S. Large Cap Equity Portfolio.......   --
                  U.S. Large Cap Value Portfolio........  263
                  U.S. Targeted Value Portfolio.........   74
                  U.S. Small Cap Value Portfolio........  248
                  U.S. Core Equity 1 Portfolio..........  108
                  U.S. Core Equity 2 Portfolio..........  178
                  U.S. Vector Equity Portfolio..........   55
                  U.S. Small Cap Portfolio..............  123
                  U.S. Micro Cap Portfolio..............  125
                  DFA Real Estate Securities Portfolio..   94
                  Large Cap International Portfolio.....   61
                  International Core Equity Portfolio...  165
                  International Small Company Portfolio.  184
                  Japanese Small Company Portfolio......    7
                  Asia Pacific Small Company Portfolio..    5

            United Kingdom Small Company Portfolio............. $  1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   33
            DFA Global Real Estate Securities Portfolio........   22
            DFA International Small Cap Value Portfolio........  276
            International Vector Equity Portfolio..............   13
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............   --
            World ex U.S. Core Equity Portfolio................   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   84
            Emerging Markets Small Cap Portfolio...............   58
            Emerging Markets Value Portfolio...................  353
            Emerging Markets Core Equity Portfolio.............  153

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. GOVERNMENT    OTHER INVESTMENT
                                                       SECURITIES          SECURITIES
                                                    ----------------- ---------------------
                                                    PURCHASES  SALES  PURCHASES    SALES
                                                    --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $151,334  $44,551 $  153,335 $  208,659
U.S. Large Cap Equity Portfolio....................       --       --    123,827        341
U.S. Targeted Value Portfolio......................       --       --    673,167    582,344
U.S. Small Cap Value Portfolio.....................       --       --  1,129,770  1,149,875
U.S. Core Equity 1 Portfolio.......................       --       --  1,216,828     65,417
U.S. Core Equity 2 Portfolio.......................       --       --  1,058,546    208,354
U.S. Vector Equity Portfolio.......................       --       --    277,739     84,963
U.S. Small Cap Portfolio...........................       --       --  1,734,923    561,016
U.S. Micro Cap Portfolio...........................       --       --    496,354    457,111
DFA Real Estate Securities Portfolio...............       --       --    767,339     51,303
Large Cap International Portfolio..................       --       --    365,229    125,888
International Core Equity Portfolio................       --       --  1,508,927    246,598
DFA International Real Estate Securities Portfolio.       --       --    615,805     83,893
DFA International Small Cap Value Portfolio........       --       --    926,091    901,431
International Vector Equity Portfolio..............       --       --    371,084     14,367
Emerging Markets Core Equity Portfolio.............       --       --  3,914,246    113,118

   For the year ended October 31, 2013, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2012 10/31/2013 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio.......................  $777,963  $1,235,206 $419,586  $21,153 $22,778         --
DFA International Real Estate
  Securities Portfolio............   531,474     842,644  341,749   27,985  62,476         --

                                                     WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2012 10/31/2013 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.......................  $  4,703  $   10,626 $  4,213  $   453 $   139        $64

                                                  WORLD EX U.S. TARGETED VALUE PORTFOLIO (A)
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
DFA International Small Cap Value
  Portfolio...........................       --    $59,508    $49,813  $  971   $635         $184
International Vector Equity Portfolio.       --      8,639      7,534     108    118            7

                                                   WORLD EX U.S. CORE EQUITY PORTFOLIO (B)
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
International Core Equity Portfolio...       --    $99,732    $93,693  $3,599   $918         $ --
Emerging Markets Core Equity
  Portfolio...........................       --     29,703     29,851   2,199    257           --

                                                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio..........  $14,297    $37,594    $17,321  $1,223   $429         $115
International Core Equity Portfolio...   12,942     34,847     17,035     385    694           --
Emerging Markets Core Equity
  Portfolio...........................    6,554     15,187      9,122     771    228           --

(a)The Portfolio commenced operations on November 1, 2012.

(b)The Portfolio commenced operations on April 9, 2013.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.      $(41)         $(1,482)        $1,523
U.S. Large Cap Equity Portfolio.......       (11)              11             --
U.S. Large Cap Value Portfolio........        --               --             --

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
U.S. Targeted Value Portfolio......................     $32,363        $ (3,552)      $(28,811)
U.S. Small Cap Value Portfolio.....................      30,865          (6,020)       (24,845)
U.S. Core Equity 1 Portfolio.......................          --              73            (73)
U.S. Core Equity 2 Portfolio.......................       7,427          (4,267)        (3,160)
U.S. Vector Equity Portfolio.......................       3,066          (1,370)        (1,696)
U.S. Small Cap Portfolio...........................      14,889          (3,327)       (11,562)
U.S. Micro Cap Portfolio...........................      13,457          (2,061)       (11,396)
DFA Real Estate Securities Portfolio...............          92           8,126         (8,218)
Large Cap International Portfolio..................          --             (48)            48
International Core Equity Portfolio................          --          (1,269)         1,269
International Small Company Portfolio..............      19,041           2,378        (21,419)
Japanese Small Company Portfolio...................      (3,055)          1,185          1,870
Asia Pacific Small Company Portfolio...............          --           1,717         (1,717)
United Kingdom Small Company Portfolio.............          --              --             --
Continental Small Company Portfolio................          --              11            (11)
DFA International Real Estate Securities Portfolio.          --           7,155         (7,155)
DFA Global Real Estate Securities Portfolio........          --              --             --
DFA International Small Cap Value Portfolio........      20,991          (9,402)       (11,589)
International Vector Equity Portfolio..............         640            (330)          (310)
World ex U.S. Value Portfolio......................          --               5             (5)
World ex U.S. Targeted Value Portfolio.............          39              (1)           (38)
World ex U.S. Core Equity Portfolio................          (9)             10             (1)
Selectively Hedged Global Equity Portfolio.........          --             237           (237)
Emerging Markets Portfolio.........................       4,120          (3,230)          (890)
Emerging Markets Small Cap Portfolio...............          --             (74)            74
Emerging Markets Value Portfolio...................      30,746         (10,346)       (20,400)
Emerging Markets Core Equity Portfolio.............          --          (1,813)         1,813

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2012..................................    $  2,785                  $  2,785
  2013..................................       1,597            --       1,597
  U.S. Large Cap Equity Portfolio
  2013..................................         321            --         321
  U.S. Large Cap Value Portfolio
  2012..................................     150,153                   150,153
  2013..................................     180,943            --     180,943
  U.S. Targeted Value Portfolio
  2012..................................      27,304      $ 31,976      59,280
  2013..................................      55,372       162,209     217,581
  U.S. Small Cap Value Portfolio
  2012..................................      56,139       122,752     178,891
  2013..................................     112,970       380,218     493,188

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
U.S. Core Equity 1 Portfolio
2012...............................................    $ 76,278                  $ 76,278
2013...............................................     105,633            --     105,633
U.S. Core Equity 2 Portfolio
2012...............................................     103,512      $  2,008     105,520
2013...............................................     143,640        55,772     199,412
U.S. Vector Equity Portfolio
2012...............................................      29,237           337      29,574
2013...............................................      34,959         3,507      38,466
U.S. Small Cap Portfolio
2012...............................................      44,580        14,276      58,856
2013...............................................      83,270       228,671     311,941
U.S. Micro Cap Portfolio
2012...............................................      33,018        14,720      47,738
2013...............................................      46,915       176,365     223,280
DFA Real Estate Securities Portfolio
2012...............................................     103,653                   103,653
2013...............................................     102,731            --     102,731
Large Cap International Portfolio
2012...............................................      60,808                    60,808
2013...............................................      70,787            --      70,787
International Core Equity Portfolio
2012...............................................     179,492                   179,492
2013...............................................     214,687            --     214,687
International Small Company Portfolio
2012...............................................     169,495       110,049     279,544
2013...............................................     159,066        39,012     198,078
Japanese Small Company Portfolio
2012...............................................       4,541                     4,541
2013...............................................       2,836            --       2,836
Asia Pacific Small Company Portfolio
2012...............................................       9,333                     9,333
2013...............................................       7,603            --       7,603
United Kingdom Small Company Portfolio
2012...............................................         992                       992
2013...............................................         953            --         953
Continental Small Company Portfolio
2012...............................................       2,958                     2,958
2013...............................................       2,834            --       2,834
DFA International Real Estate Securities Portfolio
2012...............................................      60,194                    60,194
2013...............................................     181,848            --     181,848
DFA Global Real Estate Securities Portfolio
2012...............................................      26,050                    26,050
2013...............................................      84,341            --      84,341
DFA International Small Cap Value Portfolio
2012...............................................     206,370       131,063     337,433
2013...............................................     198,381       117,102     315,483

                                            NET INVESTMENT
                                              INCOME AND
                                              SHORT-TERM     LONG-TERM
                                            CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                            -------------- ------------- --------
International Vector Equity Portfolio
2012.......................................    $ 14,733      $  6,546    $ 21,279
2013.......................................      17,456         2,044      19,500
World ex U.S. Value Portfolio
2012.......................................       1,438                     1,438
2013.......................................       2,334            --       2,334
World ex U.S. Targeted Value Portfolio
2013.......................................         993            --         993
World ex U.S. Core Equity Portfolio
2013.......................................       1,171            --       1,171
Selectively Hedged Global Equity Portfolio
2012.......................................         534                       534
2013.......................................         373            56         429
Emerging Markets Portfolio
2012.......................................      51,664        91,664     143,328
2013.......................................      59,866        30,527      90,393
Emerging Markets Small Cap Portfolio
2012.......................................      42,163        40,014      82,177
2013.......................................      71,149        92,100     163,249
Emerging Markets Value Portfolio
2012.......................................     300,146       202,987     503,133
2013.......................................     357,501       344,531     702,032
Emerging Markets Core Equity Portfolio
2012.......................................     143,349                   143,349
2013.......................................     205,400            --     205,400

   U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Targeted Value Portfolio commenced operations on November 1, 2012 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Core Equity Portfolio commenced operations on April 9, 2013 and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                             -------------- ------------- -------
Enhanced U.S. Large Company Portfolio.......         --             --         --
U.S. Large Cap Equity Portfolio.............         --             --         --
U.S. Large Cap Value Portfolio..............         --             --         --
U.S. Targeted Value Portfolio...............    $ 6,274        $26,089    $32,363
U.S. Small Cap Value Portfolio..............      6,218         24,617     30,865
U.S. Core Equity 1 Portfolio................         --             --         --
U.S. Core Equity 2 Portfolio................      4,443          2,984      7,427
U.S. Vector Equity Portfolio................      1,506          1,560      3,066
U.S. Small Cap Portfolio....................      4,483         10,405     14,888
U.S. Micro Cap Portfolio....................      3,060         10,398     13,458
International Small Company Portfolio.......     10,055          8,986     19,041
DFA International Small Cap Value Portfolio.     14,657          6,334     20,991

                                          NET INVESTMENT
                                            INCOME AND
                                            SHORT-TERM     LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- -------
  International Vector Equity Portfolio..    $   473        $   167    $   640
  World ex U.S. Targeted Value Portfolio.         26             26         52
  Emerging Markets Portfolio.............      3,106          1,014      4,120
  Emerging Markets Value Portfolio.......     18,634         12,112     30,746

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             UNDISTRIBUTED                                              TOTAL NET
                                             NET INVESTMENT                                           DISTRIBUTABLE
                                               INCOME AND   UNDISTRIBUTED                UNREALIZED     EARNINGS
                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS  APPRECIATION  (ACCUMULATED
                                             CAPITAL GAINS  CAPITAL GAINS CARRYFOWARD  (DEPRECIATION)    LOSSES)
                                             -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company Portfolio.......          --            --     $  (1,059)    $    3,933    $    2,874
U.S. Large Cap Equity Portfolio.............    $    317            --            --         10,560        10,877
U.S. Large Cap Value Portfolio..............      28,647            --      (512,898)     4,225,900     3,741,649
U.S. Targeted Value Portfolio...............      17,027      $237,247            --      1,330,412     1,584,686
U.S. Small Cap Value Portfolio..............      18,970       443,687            --      2,850,347     3,313,004
U.S. Core Equity 1 Portfolio................      15,136        34,837            --      2,298,101     2,348,074
U.S. Core Equity 2 Portfolio................      19,964        98,716            --      3,166,130     3,284,810
U.S. Vector Equity Portfolio................       5,402        38,796            --        926,605       970,803
U.S. Small Cap Portfolio....................      25,516       218,763            --      2,182,172     2,426,451
U.S. Micro Cap Portfolio....................      17,211       200,725            --      1,610,873     1,828,809
DFA Real Estate Securities Portfolio........      32,487            --      (179,405)     1,274,703     1,127,785
Large Cap International Portfolio...........       9,261            --      (212,195)       612,594       409,660
International Core Equity Portfolio.........      41,670            --      (113,295)     1,437,552     1,367,061
International Small Company Portfolio.......     118,814       211,281            --      1,566,261     1,896,356
Japanese Small Company Portfolio............      11,490            --       (66,522)        16,667       (38,365)
Asia Pacific Small Company Portfolio........      11,406            --       (26,597)        24,537         9,346
United Kingdom Small Company Portfolio......         447           406            --         13,794        14,647
Continental Small Company Portfolio.........         319            --       (26,529)        38,434        12,224
DFA International Real Estate Securities
  Portfolio.................................      91,532            --      (206,697)        (5,808)     (120,973)
DFA Global Real Estate Securities Portfolio.      11,647            --          (808)       333,050       343,889
DFA International Small Cap Value
  Portfolio.................................     145,446       127,002            --      1,923,377     2,195,825
International Vector Equity Portfolio.......       5,884         7,263            --        218,801       231,948
World ex U.S. Value Portfolio...............         353            --        (2,715)        14,956        12,594
World ex U.S. Targeted Value Portfolio......         144         1,141            --         11,475        12,760
World ex U.S. Core Equity Portfolio.........          62            --            --         11,626        11,688
Selectively Hedged Global Equity Portfolio..       1,700           537            --         15,002        17,239
Emerging Markets Portfolio..................      13,976        21,322            --      1,122,953     1,158,251
Emerging Markets Small Cap Portfolio........      27,935        63,092            --        422,604       513,631
Emerging Markets Value Portfolio............     128,578       263,757            --        298,709       691,044
Emerging Markets Core Equity Portfolio......      55,409            --       (51,641)     1,198,159     1,201,927

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                  EXPIRES ON OCTOBER 31,
                                             -----------------------------------------------------------------
                                              2014   2015   2016     2017    2018    2019   UNLIMITED  TOTAL
                                             ------ ------ ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.......     -- $1,059      --       --      --      --       --  $  1,059
U.S. Large Cap Equity Portfolio.............     --     --      --       --      --      --       --        --
U.S. Large Cap Value Portfolio..............     --     --      -- $512,898      --      --       --   512,898
U.S. Targeted Value Portfolio...............     --     --      --       --      --      --       --        --
U.S. Small Cap Value Portfolio..............     --     --      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio................     --     --      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio................     --     --      --       --      --      --       --        --
U.S. Vector Equity Portfolio................     --     --      --       --      --      --       --        --
U.S. Small Cap Portfolio....................     --     --      --       --      --      --       --        --
U.S. Micro Cap Portfolio....................     --     --      --       --      --      --       --        --
DFA Real Estate Securities Portfolio........     --     -- $45,525   62,969 $44,388 $26,523       --   179,405
Large Cap International Portfolio...........     --     --  19,004  135,392  14,311  12,549  $30,938   212,194
International Core Equity Portfolio.........     --     --      --   53,176      --      --   60,119   113,295
International Small Company Portfolio.......     --     --      --       --      --      --       --        --
Japanese Small Company Portfolio............ $2,451  8,003  23,057   13,952  12,208   5,543    1,308    66,522
Asia Pacific Small Company Portfolio........     --     --  16,317    8,261      --      --    2,019    26,597
United Kingdom Small Company Portfolio......     --     --      --       --      --      --       --        --
Continental Small Company Portfolio.........     --     --  13,544    7,224   5,252      --      509    26,529
DFA International Real Estate Securities
 Portfolio..................................     --     46  13,446   34,576  38,689  69,466   50,474   206,697
DFA Global Real Estate Securities Portfolio.     --     --      --       --     808      --       --       808
DFA International Small Cap Value Portfolio.     --     --      --       --      --      --       --        --
International Vector Equity Portfolio.......     --     --      --       --      --      --       --        --
World ex U.S. Value Portfolio...............     --     --      --       --      --   2,715       --     2,715
World ex U.S. Targeted Value Portfolio......     --     --      --       --      --      --       --        --
World ex U.S. Core Equity Portfolio.........     --     --      --       --      --      --       --        --
Selectively Hedged Global Equity Portfolio..     --     --      --       --      --      --       --        --
Emerging Markets Portfolio..................     --     --      --       --      --      --       --        --
Emerging Markets Small Cap Portfolio........     --     --      --       --      --      --       --        --
Emerging Markets Value Portfolio............     --     --      --       --      --      --       --        --
Emerging Markets Core Equity Portfolio......     --     --   7,080   26,444      --      --   18,117    51,641

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 45,882
             U.S. Large Cap Value Portfolio..............  819,591
             U.S. Core Equity 1 Portfolio................   13,834
             DFA Real Estate Securities Portfolio........   27,388
             Japanese Small Company Portfolio............    4,124
             United Kingdom Small Company Portfolio......    2,141
             Continental Small Company Portfolio.........    2,316
             DFA Global Real Estate Securities Portfolio.      308
             World ex U.S. Value Portfolio...............    3,127

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                             FEDERAL       UNREALIZED    UNREALIZED   APPRECIATION
                                             TAX COST     APPRECIATION  DEPRECIATION (DEPRECIATION)
                                          -------------- -------------- ------------ --------------
Enhanced U.S. Large Company Portfolio.... $      207,573 $        4,057 $       (82) $        3,975
U.S. Large Cap Equity Portfolio..........        159,514         11,436        (877)         10,560
U.S. Large Cap Value Portfolio...........      7,741,219      4,225,900          --       4,225,900
U.S. Targeted Value Portfolio............      3,496,204      1,435,154    (104,742)      1,330,412
U.S. Small Cap Value Portfolio...........      8,187,279      3,454,059    (603,712)      2,850,347
U.S. Core Equity 1 Portfolio.............      6,003,068      2,442,119    (144,018)      2,298,101
U.S. Core Equity 2 Portfolio.............      7,894,380      3,482,335    (315,964)      3,166,371
U.S. Vector Equity Portfolio.............      2,351,458      1,047,537    (120,932)        926,605
U.S. Small Cap Portfolio.................      6,999,688      2,475,586    (293,395)      2,182,190
U.S. Micro Cap Portfolio.................      3,920,122      1,980,490    (369,598)      1,610,891
DFA Real Estate Securities Portfolio.....      3,910,757      1,317,277     (65,498)      1,251,778
Large Cap International Portfolio........      2,379,895        784,229    (171,697)        612,532
International Core Equity Portfolio......      9,076,319      2,173,008    (734,399)      1,437,474
International Small Company Portfolio....      6,943,164      1,566,243          --       1,566,243
Japanese Small Company Portfolio.........        397,615         16,680          --          16,680
Asia Pacific Small Company Portfolio.....        306,757         24,534          --          24,534
United Kingdom Small Company Portfolio...         23,323         13,791          --          13,791
Continental Small Company Portfolio......        132,494         38,306          --          38,306
DFA International Real Estate Securities
  Portfolio..............................      2,324,655         56,716     (62,535)         (5,719)
DFA Global Real Estate Securities
  Portfolio..............................      1,753,497        333,050          --         333,050
DFA International Small Cap Value
  Portfolio..............................     10,242,293      3,483,706          --       1,923,255
International Vector Equity Portfolio....        982,267        260,467     (41,679)        218,775
World ex U.S. Value Portfolio............        102,466         14,988          --          14,988
World ex U.S. Targeted Value Portfolio...         84,463         11,475        (327)         11,475
World ex U.S. Core Equity Portfolio......        117,808         11,626          --          11,626
Selectively Hedged Global Equity
  Portfolio..............................         72,621         15,168          --          15,168
Emerging Markets Portfolio...............  2,530,894,936  1,122,991,971          --   1,122,991,971
Emerging Markets Small Cap Portfolio.....      3,614,485        422,694          --         422,694
Emerging Markets Value Portfolio.........     18,957,804        298,621          --         298,621
Emerging Markets Core Equity Portfolio...     13,076,862      2,341,323  (1,143,120)      1,198,303

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

The capital share transactions by class were as follows (amounts in thousands):

                                                             YEAR ENDED            YEAR ENDED
                                                           OCT. 31, 2013          OCT. 31, 2012
                                                       ---------------------  --------------------
                                                          AMOUNT     SHARES      AMOUNT     SHARES
                                                       -----------  --------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
 Shares Issued........................................ $     9,003       477  $     5,787      353
 Shares Issued in Lieu of Cash Distributions..........       3,423       205          730       48
 Shares Redeemed......................................     (61,998)   (3,124)      (7,953)    (486)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $   (49,572)   (2,442) $    (1,436)     (85)
                                                       ===========  ========  ===========  =======
Class R2 Shares
 Shares Issued........................................ $    10,505       520  $     4,727      288
 Shares Issued in Lieu of Cash Distributions..........         923        55          162       11
 Shares Redeemed......................................      (5,597)     (281)      (4,413)    (273)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     5,831       294  $       476       26
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,049,705    53,476  $   772,443   47,901
 Shares Issued in Lieu of Cash Distributions..........     189,447    11,289       39,875    2,618
 Shares Redeemed......................................  (1,045,053)  (52,845)    (649,785) (39,847)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   194,099    11,920  $   162,533   10,672
                                                       ===========  ========  ===========  =======

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    27,484       947  $    61,477    2,199
 Shares Issued in Lieu of Cash Distributions..........       3,927       137        2,784      106
 Shares Redeemed......................................     (27,940)     (973)     (40,795)  (1,486)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     3,471       111  $    23,466      819
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 4,212,669   148,010  $ 5,047,163  179,634
 Shares Issued in Lieu of Cash Distributions..........     652,656    22,854      436,347   16,644
 Shares Redeemed......................................  (2,940,034) (104,206)  (2,278,812) (81,493)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,925,291    66,658  $ 3,204,698  114,785
                                                       ===========  ========  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. FORWARD CURRENCY CONTRACTS: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2013, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                              UNREALIZED
                                                                FOREIGN
      SETTLEMENT CURRENCY          CONTRACT      VALUE AT      EXCHANGE
         DATE    AMOUNT** CURRENCY  AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
      ---------- -------- -------- --------  ---------------- -----------
       11/13/13    8,387    Euro   $ 11,342      $ 11,387        $ 45
       11/13/13    8,294    Euro     11,270        11,260         (10)
       11/13/13   (2,071)   Euro     (2,799)       (2,811)        (12)

                                                                   UNREALIZED
                                                                     FOREIGN
 SETTLEMENT CURRENCY                    CONTRACT      VALUE AT      EXCHANGE
    DATE    AMOUNT**      CURRENCY       AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
 ---------- -------- ------------------ --------  ---------------- -----------
  11/13/13   (2,124) Euro               $ (2,893)     $ (2,884)       $   9
  11/13/13   (4,078) Euro                 (5,518)       (5,537)         (19)
  11/13/13   (8,408) Euro                (11,145)      (11,416)        (271)
  11/04/13    6,278  New Zealand Dollar    5,183         5,185            2
  11/04/13   (4,082) New Zealand Dollar   (3,367)       (3,371)          (4)
  11/04/13   (6,273) New Zealand Dollar   (5,211)       (5,181)          30
  12/05/13   (6,287) New Zealand Dollar   (5,180)       (5,182)          (2)
  11/12/13   (3,096) UK Pound Sterling    (4,979)       (4,964)          15
                                        --------      --------        -----
                                        $(13,297)     $(13,514)       $(217)
                                        ========      ========        =====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                   UNREALIZED
                                                                     FOREIGN
  SETTLEMENT CURRENCY                   CONTRACT      VALUE AT      EXCHANGE
     DATE    AMOUNT**      CURRENCY      AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
  ---------- --------  ---------------- --------  ---------------- -----------
   11/19/13    (1,991) Denmark Krone    $   (359)     $   (364)       $ (5)
   12/09/13    (5,621) Euro               (7,646)       (7,632)         14
   11/15/13   (19,866) Hong Kong Dollar   (2,562)       (2,562)         --
   12/30/13  (586,231) Japanese Yen       (6,040)       (5,964)         76
   12/13/13    (1,885) Swiss Franc        (2,021)       (2,078)        (57)
                                        --------      --------        ----
                                        $(18,628)     $(18,600)       $ 28
                                        ========      ========        ====

* During the year ended October 31, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $70,028 and $14,609 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. FUTURES CONTRACTS: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2013, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              APPROXIMATE
                                                   EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         12/20/13     467     $204,429   $7,914         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Index(R) Emini   12/20/13      39        3,414      133       $160

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount basis contract amount of outstanding futures contracts were $187,291 and $2,501 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2013:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2013 (amounts in thousands):

                                                  ASSET DERIVATIVES VALUE
                                            -----------------------------------
                                              TOTAL VALUE     FOREIGN
                                                   AT        EXCHANGE   EQUITY
                                            OCTOBER 31, 2013 CONTRACTS CONTRACTS
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $8,015        $ 101    $7,914*
Selectively Hedged Global Equity Portfolio.         223           90       133*

                                                LIABILITY DERIVATIVES VALUE
                                            -----------------------------------
                                              TOTAL VALUE     FOREIGN
                                                   AT        EXCHANGE   EQUITY
                                            OCTOBER 31, 2013 CONTRACTS CONTRACTS
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $ (318)       $(318)       --
Selectively Hedged Global Equity Portfolio.         (62)         (62)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2013 (amounts in thousands):

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                     DERIVATIVES RECOGNIZED IN INCOME
                                                     -------------------------------
                                                                 FOREIGN
                                                                EXCHANGE    EQUITY
                                                      TOTAL     CONTRACTS  CONTRACTS
                                                      -------   ---------  ---------
Enhanced U.S. Large Company Portfolio............... $39,706      $(738)    $40,444
U.S. Targeted Value Portfolio*......................   4,864         --       4,864
U.S. Small Cap Value Portfolio*.....................   4,175         --       4,175
U.S. Vector Equity Portfolio*.......................     (48)        --         (48)
U.S. Small Cap Portfolio*...........................    (331)        --        (331)
U.S. Micro Cap Portfolio*...........................    (423)        --        (423)
International Small Company Portfolio*..............     (29)        --         (29)
Continental Small Company Portfolio*................      29         --          29
DFA International Real Estate Securities Portfolio*.     888         --         888
Selectively Hedged Global Equity Portfolio..........     813        268         545
Emerging Markets Small Cap Portfolio*...............     457         --         457

                                                         CHANGE IN UNREALIZED
                                                     APPRECIATION (DEPRECIATION) ON
                                                     DERIVATIVES RECOGNIZED IN INCOME
                                                     -------------------------------
                                                                 FOREIGN
                                                                EXCHANGE    EQUITY
                                                      TOTAL     CONTRACTS  CONTRACTS
                                                      -------   ---------  ---------
Enhanced U.S. Large Company Portfolio............... $ 6,052      $ 964     $ 5,088
Selectively Hedged Global Equity Portfolio..........     272        122         150

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                             INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                             ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio...............     0.91%       $ 4,884         14        $ 2        $10,912
U.S. Small Cap Value Portfolio..............     0.87%         3,717         17          2         10,728
U.S. Core Equity 1 Portfolio................     0.86%         5,556         13          2         12,118
U.S. Core Equity 2 Portfolio................     0.85%        11,512         12          3         26,857
U.S. Small Cap Portfolio....................     0.91%         4,540          1         --          4,540
U.S. Micro Cap Portfolio....................     0.85%         3,328         23          2          7,874
DFA Real Estate Securities Portfolio........     0.89%         3,978         11          1          7,104
Large Cap International Portfolio...........     0.88%        24,396         15          9         37,795
International Core Equity Portfolio.........     0.87%        17,268         21          9         45,610
International Small Company Portfolio.......     0.83%         4,193          1         --          4,193
DFA International Real Estate Securities
  Portfolio.................................     0.83%           358          1         --            358
DFA Global Real Estate Securities Portfolio.     0.83%         1,195          3         --          1,573
DFA International Small Cap Value Portfolio.     0.85%        18,409         90         39         58,797
International Vector Equity Portfolio.......     0.85%         1,225          8         --          2,787
World ex U.S. Value Portfolio...............     0.87%           834         22         --          5,473
World ex U.S. Targeted Value Portfolio......     0.84%           426          9         --          1,067
World ex U.S. Core Equity Portfolio.........     0.84%           312         20         --          1,484

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   At October 31, 2013 only the DFA International Small Cap Value Portfolio had outstanding borrowings under the lines of credit of $4,016 (in thousands).

J. SECURITIES LENDING:

   As of October 31, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                              --------
          Large Cap International Portfolio.................. $ 19,115
          International Core Equity Portfolio................   54,401
          DFA International Real Estate Securities Portfolio.    1,189
          DFA International Small Cap Value Portfolio........   42,290
          International Vector Equity Portfolio..............    5,783
          Emerging Markets Core Equity Portfolio.............  374,335

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. OTHER:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   APPROXIMATE
                                                                                    PERCENTAGE
                                                                      NUMBER OF   OF OUTSTANDING
                                                                     SHAREHOLDERS     SHARES
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      5             85%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      3             99%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             73%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             95%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             81%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             62%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             60%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      4             74%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             81%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             95%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             48%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      4             70%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             69%
International Core Equity Portfolio -- Institutional Class Shares...      4             75%
International Small Company Portfolio -- Institutional Class
  Shares............................................................      4             57%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             82%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             87%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      3             94%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             95%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             93%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             82%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             57%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             87%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             84%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3            100%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      2             97%
Selectively Hedged Global Equity Portfolio..........................      3             96%
Emerging Markets Portfolio -- Institutional Class Shares............      4             68%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares............................................................      4             51%
Emerging Markets Value Portfolio -- Class R2 Shares.................      5             85%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             28%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares............................................................      3             59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to the U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the U.S. Large Cap Value Series arising from the Lawsuits. Until the U.S. Large Cap Value Series can do so, no reduction of the net asset value of the U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of the U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by the U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   On December 13, 2013, the Board of DFAIDG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for each of the following five Portfolios: U.S. Small Cap Portfolio, U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Enhanced U.S. Large Company Portfolio, and U.S. Targeted Value Portfolio. It is expected that each Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolios under the Investment Management Agreements will be the same as under the Current Agreements. When the Investment Management Agreements become effective, each Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
DOW JONES-UBS COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2013

                                    [CHART]

                       DFA Commodity              Dow Jones-UBS Commodity
                     Strategy Portfolio             Index Total Return
                 -------------------------     ----------------------------
 11/9/2010                $10,000                         $10,000
11/30/2010                  9,480                           9,414
12/31/2010                 10,464                          10,420
 1/31/2011                 10,584                          10,525
 2/28/2011                 10,804                          10,664
 3/31/2011                 11,010                          10,884
 4/30/2011                 11,440                          11,261
 5/31/2011                 10,889                          10,691
 6/30/2011                 10,337                          10,152
 7/31/2011                 10,678                          10,452
 8/31/2011                 10,788                          10,557
 9/30/2011                  9,187                           9,001
10/31/2011                  9,798                           9,597
11/30/2011                  9,538                           9,384
12/31/2011                  9,199                           9,032
 1/31/2012                  9,480                           9,256
 2/29/2012                  9,752                           9,506
 3/31/2012                  9,360                           9,112
 4/30/2012                  9,299                           9,074
 5/31/2012                  8,494                           8,245
 6/30/2012                  8,889                           8,698
 7/31/2012                  9,494                           9,261
 8/31/2012                  9,676                           9,381
 9/30/2012                  9,840                           9,541
10/31/2012                  9,497                           9,171
11/30/2012                  9,547                           9,176
12/31/2012                  9,321                           8,937
 1/31/2013                  9,544                           9,151
 2/28/2013                  9,169                           8,777
 3/31/2013                  9,229                           8,836
 4/30/2013                  8,996                           8,590
 5/31/2013                  8,763                           8,397
 6/30/2013                  8,304                           8,001
 7/31/2013                  8,436                           8,110
 8/31/2013                  8,730                           8,386
 9/30/2013                  8,529                           8,172
10/31/2013                  8,438                           7,963              Past performance is not predictive of
                                                                               future performance.

                                                                               The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
          AVERAGE ANNUAL         ONE             FROM                          redemption of fund shares.
          TOTAL RETURN           YEAR         11/09/2010
          -----------------------------------------------------                Dow Jones-UBS data provided by S&P
                                -11.15%         -5.55%                         Dow Jones Indices, LLC and UBS AG.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2013

   During the fiscal year ended, October 31, 2013, commodities produced mostly negative returns. Stepping outside this trend were the petroleum based commodities which may have benefited from renewed Middle East concerns and continuing pipeline and refinery hurdles. Natural gas prices experienced a substantial decline in part likely due to lower demand and increased supply in a market less restrained by delivery and refinery bottlenecks. Corn and wheat prices experienced significant declines in 2013 as the U.S. emerged from the 2012 drought with early signs of bumper corn crop followed by a much improved summer wheat harvest. As equity markets surged and evidence of lower inflation expectations emerged, silver and gold erased nearly half the value created in a ten year rally that ended at the beginning of the period. Industrial metals saw modest drops on increased supply.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2013, the total return was -11.15% for the Portfolio and -12.21% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio's outperformance came from a combination of both the flexibility the Portfolio maintains relative to the benchmark in regards to its management of futures contract expirations and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period ranged from +10.19% (WTI crude oil) to -38.88% (coffee).

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration decreased slightly from 1.85 to 1.82 years during the period. The Portfolio benefited from the exposure to longer duration relative to its short-term obligations on its derivatives. It also benefited from its credit exposure during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2013
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/13  10/31/13    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $  937.90    0.34%    $1.66
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.49    0.34%    $1.73

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  46.6%
              Foreign Corporate............................  22.5%
              Foreign Government...........................   3.1%
              Government...................................  26.3%
              Supranational................................   1.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (73.7%)
AUSTRALIA -- (3.3%)
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14.............................   $     960 $   980,442
Commonwealth Bank of Australia
    1.250%, 09/18/15.............................       4,780   4,836,132
National Australia Bank, Ltd.
    5.500%, 05/20/15............................. EUR   6,500   9,487,697
Westpac Banking Corp.
    4.200%, 02/27/15.............................       9,500   9,966,782
                                                              -----------
TOTAL AUSTRALIA..................................              25,271,053
                                                              -----------

CANADA -- (6.1%)
Bank of Nova Scotia
    1.850%, 01/12/15.............................       6,400   6,503,782
    3.400%, 01/22/15.............................       1,800   1,863,149
    2.050%, 10/07/15.............................       2,500   2,567,370
Barrick Gold Finance Co.
    4.875%, 11/15/14.............................       2,200   2,284,333
Enbridge, Inc.
    5.800%, 06/15/14.............................       1,900   1,954,481
    4.900%, 03/01/15.............................       1,500   1,579,136
Husky Energy, Inc.
    5.900%, 06/15/14.............................       2,500   2,579,240
Ontario, Province of Canada
    2.300%, 05/10/16.............................       5,000   5,196,160
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................       1,830   1,926,485
Royal Bank of Canada
    0.800%, 10/30/15.............................       2,500   2,511,975
    2.625%, 12/15/15.............................       2,500   2,600,817
Thomson Reuters Corp.
    5.700%, 10/01/14.............................         800     837,010
Toronto-Dominion Bank (The)
    5.375%, 05/14/15............................. EUR   4,000   5,833,228
    2.500%, 07/14/16.............................       2,500   2,603,477
TransAlta Corp.
    4.750%, 01/15/15.............................       2,508   2,612,709
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................       3,106   3,242,518
                                                              -----------
TOTAL CANADA.....................................              46,695,870
                                                              -----------

FRANCE -- (1.4%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................       3,000   3,098,520
BNP Paribas SA
    3.250%, 03/11/15.............................       4,035   4,171,484
Orange SA
    4.375%, 07/08/14.............................       3,231   3,307,549
    2.125%, 09/16/15.............................         500     508,988
                                                              -----------
TOTAL FRANCE.....................................              11,086,541
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
GERMANY -- (0.4%)
Deutsche Bank AG
    3.875%, 08/18/14.............................   $   1,750 $ 1,796,307
    3.250%, 01/11/16.............................       1,000   1,050,266
                                                              -----------
TOTAL GERMANY....................................               2,846,573
                                                              -----------
JAPAN -- (1.6%)
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................       8,000   8,303,824
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,500   3,670,349
                                                              -----------
TOTAL JAPAN......................................              11,974,173
                                                              -----------
NETHERLANDS -- (5.1%)
Aegon NV
    4.625%, 12/01/15.............................       3,489   3,736,754
Bank Nederlandse Gemeenten
    2.750%, 07/01/15.............................       9,500   9,856,060
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    3.125%, 02/05/15............................. CAD   7,000   6,823,162
    2.125%, 10/13/15.............................       7,000   7,186,669
Deutsche Telekom International Finance BV
    4.875%, 07/08/14.............................       1,900   1,955,066
Nederlandse Waterschapsbank NV
    2.000%, 09/09/15.............................       9,000   9,244,674
                                                              -----------
TOTAL NETHERLANDS................................              38,802,385
                                                              -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.5%)
European Investment Bank
    6.500%, 09/10/14............................. NZD   2,531   2,145,833
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD  11,000   9,607,162
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              11,752,995
                                                              -----------
SWEDEN -- (3.8%)
Nordea Bank AB
    2.750%, 08/11/15............................. EUR   5,000   7,048,063
Svensk Exportkredit AB
    2.125%, 07/13/16.............................       7,000   7,260,589
Svenska Handelsbanken AB
    1.500%, 07/06/15............................. EUR   7,000   9,654,792
    3.125%, 07/12/16.............................       5,000   5,256,480
                                                              -----------
TOTAL SWEDEN.....................................              29,219,924
                                                              -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^   VALUE+
                                                       -------   ------
                                                        (000)
SWITZERLAND -- (0.3%)
Credit Suisse New York
    5.500%, 05/01/14............................. $        250 $   256,292
    3.500%, 03/23/15.............................        1,000   1,039,644
UBS AG
    3.875%, 01/15/15.............................        1,163   1,207,444
                                                               -----------
TOTAL SWITZERLAND................................                2,503,380
                                                               -----------
UNITED KINGDOM -- (3.6%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................        1,500   1,548,627
BP Capital Markets P.L.C.
    5.250%, 11/07/13.............................        3,500   3,501,015
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................        3,100   3,157,737
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................        5,000   5,396,695
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................        3,850   3,872,496
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        6,300   6,452,334
Vodafone Group P.L.C.
    4.150%, 06/10/14.............................        1,825   1,864,155
    3.375%, 11/24/15.............................        2,000   2,098,058
                                                               -----------
TOTAL UNITED KINGDOM.............................               27,891,117
                                                               -----------
UNITED STATES -- (46.6%)
AbbVie, Inc.
    1.200%, 11/06/15.............................        4,000   4,027,968
ACE INA Holdings, Inc.
    5.875%, 06/15/14.............................        1,250   1,291,344
    2.600%, 11/23/15.............................        3,295   3,416,226
Aetna, Inc.
    6.000%, 06/15/16.............................        1,496   1,687,507
Aflac, Inc.
    3.450%, 08/15/15.............................        3,800   3,985,166
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................        3,615   3,712,612
Allstate Corp. (The)
    5.000%, 08/15/14.............................        2,130   2,205,334
Altria Group, Inc.
    4.125%, 09/11/15.............................        2,170   2,299,033
American Express Credit Corp.
    5.125%, 08/25/14.............................        1,700   1,764,231
    1.750%, 06/12/15.............................        1,200   1,221,452
    2.750%, 09/15/15.............................        2,250   2,333,975
American International Group, Inc.
    3.000%, 03/20/15.............................        6,000   6,172,836
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................        1,625   1,781,575
Amgen, Inc.
    1.875%, 11/15/14.............................        1,825   1,850,368
    4.850%, 11/18/14.............................        1,000   1,044,713

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15............................. $       2,000 $2,009,190
Apple, Inc.
    0.450%, 05/03/16.............................        10,000  9,955,790
Assurant, Inc.
    5.625%, 02/15/14.............................         2,000  2,027,674
AT&T, Inc.
    2.500%, 08/15/15.............................         4,600  4,732,190
AutoZone, Inc.
    6.950%, 06/15/16.............................         3,000  3,423,804
Bank of America Corp.
    1.500%, 10/09/15.............................         5,000  5,043,090
    3.750%, 07/12/16.............................         1,500  1,595,907
BB&T Corp.
    5.700%, 04/30/14.............................         3,087  3,165,691
Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15.............................         5,000  5,262,540
BlackRock, Inc.
    3.500%, 12/10/14.............................         2,000  2,067,870
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................           200    210,117
Capital One Financial Corp.
    6.250%, 11/15/13.............................           150    150,245
    7.375%, 05/23/14.............................         1,189  1,232,737
    2.150%, 03/23/15.............................         4,700  4,778,795
Cardinal Health, Inc.
    4.000%, 06/15/15.............................         3,000  3,153,489
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................         5,000  5,213,965
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................         5,000  5,589,525
Charles Schwab Corp. (The)
    0.850%, 12/04/15.............................         3,000  3,003,879
Cisco Systems, Inc.
    1.625%, 03/14/14.............................         1,550  1,557,810
Citigroup, Inc.
    6.375%, 08/12/14.............................           636    663,907
    5.300%, 01/07/16.............................         2,716  2,946,129
CNA Financial Corp.
    5.850%, 12/15/14.............................         3,277  3,453,752
Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.............................         1,607  1,607,227
Comcast Corp.
    4.950%, 06/15/16.............................         3,500  3,861,242
Comerica, Inc.
    3.000%, 09/16/15.............................         2,277  2,371,762
Computer Sciences Corp.
    2.500%, 09/15/15.............................         3,558  3,643,705

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14............................. $         400 $  404,035
CVS Caremark Corp.
    3.250%, 05/18/15.............................         1,000  1,039,406
Daimler Finance North America LLC
    6.500%, 11/15/13.............................         2,100  2,103,564
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
    4.750%, 10/01/14.............................         1,500  1,555,052
    3.500%, 03/01/16.............................         5,000  5,236,805
Dominion Resources, Inc.
    5.150%, 07/15/15.............................         1,400  1,500,374
    2.250%, 09/01/15.............................         5,000  5,132,045
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................         1,000  1,035,552
Eastman Chemical Co.
    3.000%, 12/15/15.............................         1,000  1,040,022
Ecolab, Inc.
    1.000%, 08/09/15.............................         2,000  2,005,328
Emerson Electric Co.
    5.625%, 11/15/13.............................         1,200  1,201,766
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................         1,475  1,548,818
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................         1,200  1,272,361
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................         2,666  2,790,894
EOG Resources, Inc.
    2.950%, 06/01/15.............................         2,440  2,531,261
    2.500%, 02/01/16.............................         1,325  1,374,307
Exelon Corp.
    4.900%, 06/15/15.............................           500    529,780
Exelon Generation Co. LLC
    5.350%, 01/15/14.............................         1,100  1,110,129
Express Scripts Holding Co.
    2.100%, 02/12/15.............................         4,000  4,063,120
    3.125%, 05/15/16.............................         1,975  2,072,462
Fifth Third Bancorp
    3.625%, 01/25/16.............................         1,000  1,055,520
Fifth Third Bank
    0.900%, 02/26/16.............................         2,000  1,992,132
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................         3,500  4,072,435
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................         3,996  4,016,284
General Electric Capital Corp.
    2.150%, 01/09/15.............................         6,000  6,119,154
    1.625%, 07/02/15.............................         2,000  2,032,202
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................         3,000  3,056,091

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15............................. $       3,500 $3,622,444
Google, Inc.
    2.125%, 05/19/16.............................         6,000  6,224,196
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15.............................         1,400  1,460,812
Hess Corp.
    7.000%, 02/15/14.............................           175    177,965
Hewlett-Packard Co.
    2.625%, 12/09/14.............................         1,300  1,323,257
HSBC USA, Inc.
    2.375%, 02/13/15.............................         2,000  2,046,018
Humana, Inc.
    6.450%, 06/01/16.............................         4,500  5,043,060
Johnson Controls, Inc.
    5.500%, 01/15/16.............................         1,282  1,402,513
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................         2,800  2,900,626
    3.400%, 06/24/15.............................         1,000  1,041,719
KeyCorp
    3.750%, 08/13/15.............................         3,000  3,150,111
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................         4,000  4,220,124
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................         1,050  1,137,528
Marathon Oil Corp.
    0.900%, 11/01/15.............................         1,140  1,140,961
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.............................         1,916  2,082,361
Medtronic, Inc.
    4.750%, 09/15/15.............................         1,087  1,170,416
MetLife, Inc.
    2.375%, 02/06/14.............................           420    422,145
    5.500%, 06/15/14.............................         1,250  1,288,560
    5.000%, 06/15/15.............................           500    533,653
    6.750%, 06/01/16.............................         3,000  3,437,859
Mondelez International, Inc.
    4.125%, 02/09/16.............................         3,716  3,963,813
Morgan Stanley
    3.800%, 04/29/16.............................         6,000  6,339,840
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................         2,800  2,896,152
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................           750    750,400
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................         1,000  1,001,215
Omnicom Group, Inc.
    5.900%, 04/15/16.............................         1,750  1,948,935
ONEOK, Inc.
    5.200%, 06/15/15.............................         1,000  1,061,186
PACCAR Financial Corp.
    0.750%, 08/14/15.............................         2,000  2,008,570

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
PepsiCo, Inc.
    0.700%, 08/13/15.............................   $     5,595 $5,607,096
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................         2,830  2,991,780
PNC Funding Corp.
    5.400%, 06/10/14.............................         2,075  2,136,161
    4.250%, 09/21/15.............................           600    638,531
PPG Industries, Inc.
    1.900%, 01/15/16.............................         2,050  2,084,602
Procter & Gamble Co. (The)
    4.500%, 05/12/14............................. EUR     4,000  5,547,927
Progress Energy, Inc.
    5.625%, 01/15/16.............................         2,000  2,198,458
Prudential Financial, Inc.
    3.875%, 01/14/15.............................         1,000  1,037,274
    6.200%, 01/15/15.............................         2,448  2,604,883
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................         4,000  4,325,932
Qwest Corp.
    7.500%, 10/01/14.............................         2,300  2,430,401
Reynolds American, Inc.
    1.050%, 10/30/15.............................         4,000  4,006,504
Safeway, Inc.
    5.625%, 08/15/14.............................         4,500  4,626,990
Sempra Energy
    2.000%, 03/15/14.............................           416    418,176
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................         1,048  1,077,526
Southern Power Co.
    4.875%, 07/15/15.............................         3,660  3,904,235
Spectra Energy Capital LLC
    5.500%, 03/01/14.............................         1,500  1,522,094
    5.668%, 08/15/14.............................           955    991,163
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................         4,000  4,242,620
Target Corp.
    5.875%, 07/15/16.............................           325    369,446
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................         2,350  2,438,064
Textron, Inc.
    6.200%, 03/15/15.............................         1,500  1,602,257
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................         2,250  2,320,697
    2.250%, 08/15/16.............................         2,953  3,019,587
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................         4,000  4,114,304
Toyota Motor Credit Corp.
    1.000%, 02/17/15.............................         3,000  3,024,282
    0.875%, 07/17/15.............................         2,000  2,014,134
Union Bank NA
    2.125%, 12/16/13.............................         1,400  1,403,023
    3.000%, 06/06/16.............................         1,000  1,053,850

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          -------    ------
                                                           (000)
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
      5.000%, 08/15/14.............................  $      1,170 $  1,212,522
Valero Energy Corp.
      4.750%, 04/01/14.............................         1,125    1,144,494
      4.500%, 02/01/15.............................           900      940,535
Verizon Communications, Inc.
      0.700%, 11/02/15.............................         3,000    2,990,118
      5.550%, 02/15/16.............................         2,400    2,637,326
Viacom, Inc.
      4.375%, 09/15/14.............................         1,229    1,268,054
Walgreen Co.
      1.000%, 03/13/15.............................         3,720    3,734,162
Walt Disney Co. (The)
      0.875%, 12/01/14.............................         1,500    1,509,917
WellPoint, Inc.
      5.000%, 12/15/14.............................         2,500    2,619,695
      5.250%, 01/15/16.............................         3,000    3,271,287
Wells Fargo & Co.
      3.750%, 10/01/14.............................         2,300    2,369,591
      1.250%, 02/13/15.............................         1,000    1,008,132
      1.500%, 07/01/15.............................         2,500    2,534,633
Williams Partners L.P.
      3.800%, 02/15/15.............................         2,300    2,383,414
Xerox Corp.
      4.250%, 02/15/15.............................         3,500    3,645,974
Yum! Brands, Inc.
      4.250%, 09/15/15.............................         2,485    2,636,985
Zimmer Holdings, Inc.
      1.400%, 11/30/14.............................         1,000    1,005,338
                                                                  ------------
TOTAL UNITED STATES................................                357,867,884
                                                                  ------------
TOTAL BONDS........................................                565,911,895
                                                                  ------------
AGENCY OBLIGATIONS -- (15.7%)
Federal Home Loan Bank
      0.375%, 06/24/16.............................        15,000   14,977,785
Federal Home Loan Mortgage Corporation
      5.250%, 04/18/16.............................        30,000   33,478,110
Federal National Mortgage Association
      0.500%, 03/30/16.............................        72,000   72,011,016
                                                                  ------------
TOTAL AGENCY OBLIGATIONS...........................                120,466,911
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- (10.6%)
U.S. Treasury Notes
++^^  0.375%, 11/15/15.............................        53,000   53,049,714
      1.000%, 10/31/16.............................        28,000   28,330,316
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS....................                 81,380,030
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $764,976,576)................................               $767,758,836
                                                                  ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                           LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                          ---------  ------------  ------- ------------
Bonds
  Australia..............................        --  $ 25,271,053    --    $ 25,271,053
  Canada.................................        --    46,695,870    --      46,695,870
  France.................................        --    11,086,541    --      11,086,541
  Germany................................        --     2,846,573    --       2,846,573
  Japan..................................        --    11,974,173    --      11,974,173
  Netherlands............................        --    38,802,385    --      38,802,385
  Supranational Organization Obligations.        --    11,752,995    --      11,752,995
  Sweden.................................        --    29,219,924    --      29,219,924
  Switzerland............................        --     2,503,380    --       2,503,380
  United Kingdom.........................        --    27,891,117    --      27,891,117
  United States..........................        --   357,867,884    --     357,867,884
Agency Obligations.......................        --   120,466,911    --     120,466,911
U.S. Treasury Obligations................        --    81,380,030    --      81,380,030
Swap Agreements**........................        --    (5,585,539)   --      (5,585,539)
Futures Contracts**...................... $(567,936)           --    --        (567,936)
Forward Currency Contracts**.............        --      (785,037)   --        (785,037)
                                          ---------  ------------    --    ------------
TOTAL.................................... $(567,936) $761,388,260    --    $760,820,324
                                          =========  ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


ASSETS:
Investments at Value................................................................... $    767,759
Temporary Cash.........................................................................       10,380
Segregated Cash for Swap Contracts.....................................................        1,665
Cash...................................................................................        6,395
Receivables:
  Interest.............................................................................        5,481
  Fund Shares Sold.....................................................................        1,649
Unrealized Gain on Swap Contracts......................................................        7,681
Unrealized Gain on Forward Currency Contracts..........................................          171
Prepaid Expenses and Other Assets......................................................           36
                                                                                        ------------
     Total Assets......................................................................      801,217
                                                                                        ------------
LIABILITIES:
Payables:
  Due to Custodian.....................................................................            3
  Fund Shares Redeemed.................................................................          279
  Due to Advisor.......................................................................          198
  Futures Margin Variation.............................................................          109
Unrealized Loss on Swap Contracts......................................................       13,267
Unrealized Loss on Forward Currency Contracts..........................................          956
Accrued Expenses and Other Liabilities.................................................           91
                                                                                        ------------
     Total Liabilities.................................................................       14,903
                                                                                        ------------
NET ASSETS............................................................................. $    786,314
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   94,697,328
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.30
                                                                                        ============
Investments at Cost.................................................................... $    764,977
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    788,190
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,500
Accumulated Net Realized Gain (Loss)...................................................          770
Net Unrealized Foreign Exchange Gain (Loss)............................................         (774)
Net Unrealized Appreciation (Depreciation).............................................       (3,372)
                                                                                        ------------
NET ASSETS............................................................................. $    786,314
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Interest........................................................................................ $  6,268
                                                                                                   --------
     Total Investment Income......................................................................    6,268
                                                                                                   --------
EXPENSES
  Investment Advisory Services Fees...............................................................    2,227
  Accounting & Transfer Agent Fees................................................................       58
  Custodian Fees..................................................................................       25
  Filing Fees.....................................................................................       87
  Shareholders' Reports...........................................................................       41
  Directors'/Trustees' Fees & Expenses............................................................        6
  Professional Fees...............................................................................       49
  Other...........................................................................................       16
                                                                                                   --------
     Total Expenses...............................................................................    2,509
                                                                                                   --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (345)
  Fees Paid Indirectly............................................................................      (24)
                                                                                                   --------
  Net Expenses....................................................................................    2,140
                                                                                                   --------
  NET INVESTMENT INCOME (LOSS)....................................................................    4,128
                                                                                                   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................................      952
    Futures.......................................................................................   (1,683)
    Swap Contracts................................................................................  (68,369)
    Foreign Currency Transactions.................................................................   (1,229)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................................       75
    Futures.......................................................................................     (717)
    Swap Contracts................................................................................   (6,861)
    Translation of Foreign Currency Denominated Amounts...........................................      715
                                                                                                   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................................................  (77,117)
                                                                                                   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................... $(72,989)
                                                                                                   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                           YEAR       YEAR
                                                                                          ENDED      ENDED
                                                                                         OCT. 31,   OCT. 31,
                                                                                           2013       2012
                                                                                        ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $   4,128  $   2,616
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................       952      1,207
    Futures............................................................................    (1,683)    (2,170)
    Swap Contracts.....................................................................   (68,369)   (17,151)
    Foreign Currency Transactions......................................................    (1,229)     1,374
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................        75      1,848
    Futures............................................................................      (717)       112
    Swap Contracts.....................................................................    (6,861)     3,344
    Translation of Foreign Currency Denominated Amounts................................       715     (1,489)
                                                                                        ---------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (72,989)   (10,309)
                                                                                        ---------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (2,493)    (2,038)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................      (472)      (151)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................      (472)        --
                                                                                        ---------  ---------
     Total Distributions...............................................................    (3,437)    (2,189)
                                                                                        ---------  ---------
Capital Share Transactions (1):
  Shares Issued........................................................................   552,864    371,713
  Shares Issued in Lieu of Cash Distributions..........................................     3,267      2,084
  Shares Redeemed......................................................................  (151,470)  (134,001)
                                                                                        ---------  ---------
     Net Increase (Decrease) from Capital Share Transactions...........................   404,661    239,796
                                                                                        ---------  ---------
     Total Increase (Decrease) in Net Assets...........................................   328,235    227,298
NET ASSETS
  Beginning of Year....................................................................   458,079    230,781
                                                                                        ---------  ---------
  End of Year.......................................................................... $ 786,314  $ 458,079
                                                                                        =========  =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................    63,019     39,879
  Shares Issued in Lieu of Cash Distributions..........................................       366        232
  Shares Redeemed......................................................................   (17,417)   (14,994)
                                                                                        ---------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    45,968     25,117
                                                                                        =========  =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $   1,500  $   1,816

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                             YEAR       YEAR
                                                                                                            ENDED      ENDED
                                                                                                           OCT. 31,   OCT. 31,
                                                                                                             2013       2012
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..................................................................... $   9.40   $   9.77
                                                                                                          --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................................................     0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).............................................    (1.10)     (0.37)
                                                                                                          --------   --------
   Total from Investment Operations......................................................................    (1.04)     (0.30)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................................................    (0.04)     (0.06)
  Net Realized Gains.....................................................................................    (0.02)     (0.01)
                                                                                                          --------   --------
   Total Distributions...................................................................................    (0.06)     (0.07)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................................... $   8.30   $   9.40
========================================================================================================= ========   ========
Total Return.............................................................................................   (11.15)%    (3.08)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................................... $786,314   $458,079
Ratio of Expenses to Average Net Assets..................................................................     0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees and Fees Paid Indirectly)........................................................     0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets.....................................................     0.66%      0.79%
Portfolio Turnover Rate..................................................................................       64%        69%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              PERIOD
                                                                                                          NOV. 9, 2010(A)
                                                                                                            TO OCT. 31,
                                                                                                               2011
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.....................................................................    $  10.00
                                                                                                             --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).............................................       (0.27)
                                                                                                             --------
   Total from Investment Operations......................................................................       (0.20)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................................................       (0.03)
  Net Realized Gains.....................................................................................          --
                                                                                                             --------
   Total Distributions...................................................................................       (0.03)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...........................................................................    $   9.77
========================================================================================================= ===============
Total Return.............................................................................................       (2.02)%(D)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................................................    $230,781
Ratio of Expenses to Average Net Assets..................................................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees and Fees Paid Indirectly)........................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets.....................................................        0.64%(C)(E)
Portfolio Turnover Rate..................................................................................          50%(D)
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2013, the Portfolio held $140,511,030 in the Subsidiary, representing 17.54% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. At October 31, 2013, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2013, approximately $345 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $24

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (amount in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $5

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. GOVERNMENT    OTHER INVESTMENT
                                          SECURITIES         SECURITIES
                                      ------------------ ------------------
                                      PURCHASES  SALES   PURCHASES  SALES
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $264,251  $162,427 $455,344  $222,937

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of bank income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(69,244)       $(1,951)       $71,195

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2012.............................     $2,410         $ 37      $2,447
     2013.............................      2,965          472       3,437

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                 TOTAL NET
                                  NET INVESTMENT                              DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.     $1,150         $451         $(3,362)       $(1,761)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                          NET
                                                                       UNREALIZED
                                  FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                  TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                  -------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $764,977    $3,782      $(1,000)       $2,782

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2013, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA COMMODITY STRATEGY PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
    SETTLEMENT CURRENCY                    CONTRACT  OCTOBER 31,  EXCHANGE
       DATE    AMOUNT**      CURRENCY       AMOUNT      2013     GAIN (LOSS)
    ---------- -------- ------------------ --------  ----------- -----------
     11/19/13   (7,176) Canadian Dollar    $ (6,965)  $ (6,879)     $  86
     11/18/13    5,416  Euro                  7,409      7,353        (56)
     11/18/13  (33,550) Euro                (44,654)   (45,554)      (900)
     11/18/13  (14,349) New Zealand Dollar  (11,926)   (11,841)        85
                                           --------   --------      -----
                                           $(56,136)  $(56,921)     $(785)
                                           ========   ========      =====

* During the year ended October 31, 2013, the Portfolio's average contract amount of forward currency contracts was $109,168 (in thousands):

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

   Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2013, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               EXPIRATION NUMBER OF  CONTRACT UNREALIZED
      DESCRIPTION                 DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  02/13/14      12      $1,292     $ --
      CBT Corn Futures........  03/14/14      48       1,054      (11)
      CBT Soybean Futures.....  01/14/14      29       1,836      (31)

                                  EXPIRATION NUMBER OF  CONTRACT UNREALIZED
   DESCRIPTION                       DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
   -----------                    ---------- ---------- -------- -----------
   CBT Wheat Futures.............  03/14/14      21     $   713     $ (11)
   Coffee 'C' Futures............  03/19/14      10         407        (6)
   Copper Futures................  03/27/14      18       1,489        (7)
   Cotton No.2 Futures...........  03/07/14      11         436        (4)
   Gasoline RBOB Futures.........  12/31/13       7         762        (5)
   Gold 100 oz Futures...........  02/26/14      15       1,987       (41)
   KCB Wheat Futures.............  03/14/14      21         779       (11)
   LME Nickel Futures............  01/13/14       5         438         2
   LME Prime Aluminum Futures....  01/13/14      22       1,019        (4)
   LME Zinc Futures..............  01/13/14      12         585         1
   Lean Hogs Futures.............  02/14/14      13         479       (11)
   Light Sweet Crude Oil Futures.  12/19/13      27       2,609      (102)
   Live Cattle Futures...........  02/28/14      14         752        (4)
   Natural Gas Futures...........  12/27/13      92       3,369      (248)
   NY Harbor ULSD Futures........  12/31/13       6         745        (6)
   Silver Futures................  03/27/14       6         658       (30)
   Soybean Meal Futures..........  01/14/14      15         595       (13)
   Soybean Oil Futures...........  01/14/14      21         525         1
   Sugar #11 Futures.............  02/28/14      42         862       (27)
                                                        -------     -----
                                                        $23,391     $(568)
                                                        =======     =====

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2013 the Subsidiary's average notional contract amount of outstanding futures contracts was $22,232 (in thousands).

   At October 31, 2013, the Subsidiary had the following outstanding commodity total return swaps (dollar amounts in thousands):

                                                                             UNREALIZED
                                    COMMODITY    EXPIRATION      NOTIONAL   APPRECIATION
COUNTERPARTY                        EXPOSURE        DATE         AMOUNT*   (DEPRECIATION)
------------                     -------------   ----------     ---------  --------------
Citibank, N.A................... Index**         12/31/2013 USD $(243,297)    $(2,417)
Citibank, N.A................... Natural Gas     01/31/2014 USD    64,518       4,079
Citibank, N.A................... Natural Gas     04/30/2014 USD   (63,429)     (3,452)
Credit Suisse................... Index**         11/22/2013 USD   (48,661)       (485)
Credit Suisse................... Index**         11/22/2013 USD   (59,241)       (590)
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD    18,060         333
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD     9,713         216
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD    (9,452)       (163)
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD   (17,577)       (237)
Deutsche Bank AG, London Branch. Index**         11/22/2013 USD  (201,585)     (2,010)
Deutsche Bank AG, London Branch. WTI Crude Oil   12/18/2013 USD    56,210       3,053
Deutsche Bank AG, London Branch. WTI Crude Oil   03/19/2014 USD   (54,698)     (1,843)
UBS AG.......................... Index**         01/29/2014 USD  (215,652)     (2,070)
                                                                ---------     -------
                                                                $(765,091)    $(5,586)
                                                                =========     =======

* During the year ended October 31, 2013 the Subsidiary's average notional value of outstanding swap contracts was $620,010 (amount in thousands).

**Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

   The following is a summary of the location of derivatives on the Portfolio's Statements of Assets and Liabilities as of October 31, 2013:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Contracts                                  Payables: Futures Margin
                                                        Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Other Contracts           Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2013 (amounts in thousands):

                                                                     ASSET DERIVATIVES VALUE
                                                                     ----------------------
                                            TOTAL VALUE               FOREIGN
                                                 AT                  EXCHANGE      OTHER
                                          OCTOBER 31, 2013           CONTRACTS   CONTRACTS
-                                         ----------------           ---------   ---------
Dimensional Cayman Commodity Fund I, LTD.       $7,852                  $171       $7,681

                                                            LIABILITY DERIVATIVES VALUE
                                                           --------------------------------
                                            TOTAL VALUE               FOREIGN
                                                 AT        COMMODITY EXCHANGE      OTHER
                                          OCTOBER 31, 2013 CONTRACTS CONTRACTS   CONTRACTS
-                                         ---------------- --------- ---------   ---------
Dimensional Cayman Commodity Fund I, LTD.     $(14,791)      $(568)*   $(956)    $(13,267)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2013 (amounts in thousands):

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -----------------------------------------------------------
Commodity Contracts         Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures
Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change
                              in Unrealized Appreciation (Depreciation) of: Translation of Foreign
                              Currency Denominated Amounts
Other Contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                              Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                                  REALIZED GAIN (LOSS) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                          --------------------------------------
                                                               FOREIGN
                                                    COMMODITY EXCHANGE    OTHER
                                            TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(71,257)  $(1,683)  $(1,205) $(68,369)


                                                   CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                          -------------------------------------
                                                              FOREIGN
                                                   COMMODITY EXCHANGE    OTHER
                                           TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          -------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(6,865)   $(717)    $713     $(6,861)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2013.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   At October 31, 2013, three shareholders held 87% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA COMMODITY STRATEGY PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2013

                                    [CHART]

                 DFA International Value           MSCI World ex
                   Portfolio-Class R2        USA Index (net dividends)
                 -----------------------     -------------------------
 4/30/2008              $10,000                       $10,000
 5/31/2008               10,000                        10,152
 6/30/2008                9,006                         9,362
 7/31/2008                8,752                         9,029
 8/31/2008                8,381                         8,680
 9/30/2008                7,404                         7,427
10/31/2008                5,537                         5,882
11/30/2008                5,194                         5,563
12/31/2008                5,594                         5,856
 1/31/2009                4,819                         5,310
 2/28/2009                4,220                         4,772
 3/31/2009                4,686                         5,087
 4/30/2009                5,539                         5,743
 5/31/2009                6,361                         6,469
 6/30/2009                6,268                         6,402
 7/31/2009                7,007                         7,003
 8/31/2009                7,404                         7,339
 9/30/2009                7,789                         7,641
10/31/2009                7,467                         7,519
11/30/2009                7,685                         7,705
12/31/2009                7,769                         7,828
 1/31/2010                7,316                         7,461
 2/28/2010                7,340                         7,453
 3/31/2010                7,920                         7,933
 4/30/2010                7,781                         7,815
 5/31/2010                6,874                         6,952
 6/30/2010                6,751                         6,852
 7/31/2010                7,584                         7,485
 8/31/2010                7,209                         7,261
 9/30/2010                7,990                         7,958
10/31/2010                8,259                         8,241
11/30/2010                7,836                         7,892
12/31/2010                8,567                         8,528
 1/31/2011                8,931                         8,712
 2/28/2011                9,224                         9,035
 3/31/2011                8,966                         8,854
 4/30/2011                9,443                         9,336
 5/31/2011                9,097                         9,059
 6/30/2011                8,968                         8,930
 7/31/2011                8,679                         8,783
 8/31/2011                7,744                         8,040
 9/30/2011                6,896                         7,233
10/31/2011                7,555                         7,936
11/30/2011                7,306                         7,569
12/31/2011                7,106                         7,487
 1/31/2012                7,579                         7,891
 2/29/2012                7,974                         8,325
 3/31/2012                7,907                         8,263
 4/30/2012                7,622                         8,123
 5/31/2012                6,676                         7,197
 6/30/2012                7,146                         7,669
 7/31/2012                7,112                         7,764
 8/31/2012                7,407                         7,986
 9/30/2012                7,665                         8,228
10/31/2012                7,759                         8,286
11/30/2012                7,877                         8,460
12/31/2012                8,263                         8,716
 1/31/2013                8,646                         9,144
 2/28/2013                8,382                         9,053
 3/31/2013                8,408                         9,125
 4/30/2013                8,817                         9,541
 5/31/2013                8,707                         9,327
 6/30/2013                8,400                         8,978
 7/31/2013                8,968                         9,455             Past performance is not predictive of
 8/31/2013                8,902                         9,333             future performance.
 9/30/2013                9,570                         9,993
10/31/2013                9,901                        10,328             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE          FROM              redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      04/30/2008
         -----------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              27.61%      12.33%       -0.18%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                 DFA International Value            MSCI World ex USA
               Portfolio-Institutional Class      Index (net dividends)
               -----------------------------      ---------------------
10/31/2003               $10,000                         $10,000
11/30/2003                10,209                          10,227
12/31/2003                10,972                          11,011
 1/31/2004                11,250                          11,164
 2/29/2004                11,587                          11,421
 3/31/2004                11,767                          11,478
 4/30/2004                11,413                          11,178
 5/31/2004                11,523                          11,230
 6/30/2004                11,999                          11,489
 7/31/2004                11,557                          11,139
 8/31/2004                11,701                          11,185
 9/30/2004                12,075                          11,511
10/31/2004                12,537                          11,925
11/30/2004                13,462                          12,718
12/31/2004                14,132                          13,255
 1/31/2005                13,985                          12,994
 2/28/2005                14,537                          13,572
 3/31/2005                14,174                          13,264
 4/30/2005                13,742                          12,926
 5/31/2005                13,759                          12,950
 6/30/2005                13,976                          13,161
 7/31/2005                14,597                          13,586
 8/31/2005                15,079                          13,961
 9/30/2005                15,500                          14,599
10/31/2005                15,262                          14,127
11/30/2005                15,535                          14,501
12/31/2005                16,290                          15,173
 1/31/2006                17,400                          16,133
 2/28/2006                17,562                          16,079
 3/31/2006                18,302                          16,589
 4/30/2006                19,223                          17,382
 5/31/2006                18,447                          16,722
 6/30/2006                18,320                          16,700
 7/31/2006                18,604                          16,857
 8/31/2006                19,236                          17,336
 9/30/2006                19,505                          17,322
10/31/2006                20,366                          18,006
11/30/2006                21,033                          18,543
12/31/2006                21,852                          19,074
 1/31/2007                22,258                          19,191
 2/28/2007                22,239                          19,344
 3/31/2007                22,952                          19,840
 4/30/2007                24,105                          20,742
 5/31/2007                24,928                          21,203
 6/30/2007                24,746                          21,224
 7/31/2007                24,054                          20,931
 8/31/2007                23,776                          20,628
 9/30/2007                25,013                          21,800
10/31/2007                26,220                          22,748
11/30/2007                24,627                          21,858
12/31/2007                24,090                          21,447
 1/31/2008                22,139                          19,513
 2/29/2008                21,852                          19,867
 3/31/2008                22,115                          19,583
 4/30/2008                23,096                          20,672
 5/31/2008                23,106                          20,986
 6/30/2008                20,812                          19,354
 7/31/2008                20,223                          18,665
 8/31/2008                19,370                          17,943
 9/30/2008                17,109                          15,353
10/31/2008                12,817                          12,159
11/30/2008                12,030                          11,500
12/31/2008                12,929                          12,106
 1/31/2009                11,148                          10,976
 2/28/2009                 9,779                           9,865
 3/31/2009                10,841                          10,515
 4/30/2009                12,832                          11,871
 5/31/2009                14,740                          13,373
 6/30/2009                14,519                          13,234
 7/31/2009                16,237                          14,477
 8/31/2009                17,159                          15,170
 9/30/2009                18,042                          15,796
10/31/2009                17,316                          15,543
11/30/2009                17,821                          15,927
12/31/2009                18,030                          16,181
 1/31/2010                16,983                          15,423
 2/28/2010                17,036                          15,407
 3/31/2010                18,394                          16,399
 4/30/2010                18,076                          16,155
 5/31/2010                15,949                          14,372
 6/30/2010                15,672                          14,164
 7/31/2010                17,627                          15,473
 8/31/2010                16,757                          15,011
 9/30/2010                18,552                          16,451
10/31/2010                19,209                          17,037
11/30/2010                18,228                          16,315
12/31/2010                19,936                          17,629
 1/31/2011                20,782                          18,009
 2/28/2011                21,465                          18,676
 3/31/2011                20,873                          18,302
 4/30/2011                21,983                          19,299
 5/31/2011                21,189                          18,727
 6/30/2011                20,893                          18,460
 7/31/2011                20,218                          18,156
 8/31/2011                18,050                          16,621
 9/30/2011                16,075                          14,952
10/31/2011                17,600                          16,406
11/30/2011                17,032                          15,648
12/31/2011                16,577                          15,477
 1/31/2012                17,690                          16,312
 2/29/2012                18,601                          17,209
 3/31/2012                18,456                          17,082
 4/30/2012                17,791                          16,792
 5/31/2012                15,594                          14,878
 6/30/2012                16,692                          15,852
 7/31/2012                16,623                          16,050
 8/31/2012                17,301                          16,508
 9/30/2012                17,916                          17,009
10/31/2012                18,147                          17,128
11/30/2012                18,424                          17,488
12/31/2012                19,330                          18,017
 1/31/2013                20,227                          18,903
 2/28/2013                19,622                          18,715
 3/31/2013                19,679                          18,863
 4/30/2013                20,647                          19,722
 5/31/2013                20,391                          19,281
 6/30/2013                19,672                          18,558
 7/31/2013                21,015                          19,546           Past performance is not predictive of
 8/31/2013                20,860                          19,294           future performance.
 9/30/2013                22,434                          20,657
10/31/2013                23,209                          21,350           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                27.90%       12.61%      8.78%             rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                U.S. Large Company Portfolio     S&P 500/R/Index
                ----------------------------     ---------------
10/31/2003                 $10,000                  $10,000
11/30/2003                  10,084                   10,088
12/31/2003                  10,603                   10,617
 1/31/2004                  10,798                   10,811
 2/29/2004                  10,944                   10,962
 3/31/2004                  10,786                   10,796
 4/30/2004                  10,615                   10,627
 5/31/2004                  10,761                   10,773
 6/30/2004                  10,972                   10,982
 7/31/2004                  10,605                   10,619
 8/31/2004                  10,641                   10,661
 9/30/2004                  10,758                   10,777
10/31/2004                  10,918                   10,941
11/30/2004                  11,361                   11,384
12/31/2004                  11,745                   11,772
 1/31/2005                  11,460                   11,485
 2/28/2005                  11,708                   11,726
 3/31/2005                  11,497                   11,519
 4/30/2005                  11,285                   11,300
 5/31/2005                  11,634                   11,660
 6/30/2005                  11,655                   11,676
 7/31/2005                  12,092                   12,111
 8/31/2005                  11,979                   12,000
 9/30/2005                  12,076                   12,097
10/31/2005                  11,875                   11,896
11/30/2005                  12,327                   12,346
12/31/2005                  12,330                   12,350
 1/31/2006                  12,658                   12,677
 2/28/2006                  12,683                   12,711
 3/31/2006                  12,843                   12,870
 4/30/2006                  13,020                   13,042
 5/31/2006                  12,640                   12,667
 6/30/2006                  12,665                   12,684
 7/31/2006                  12,742                   12,763
 8/31/2006                  13,047                   13,066
 9/30/2006                  13,376                   13,403
10/31/2006                  13,811                   13,840
11/30/2006                  14,066                   14,103
12/31/2006                  14,268                   14,301
 1/31/2007                  14,487                   14,517
 2/28/2007                  14,204                   14,233
 3/31/2007                  14,354                   14,392
 4/30/2007                  14,999                   15,030
 5/31/2007                  15,516                   15,554
 6/30/2007                  15,265                   15,296
 7/31/2007                  14,785                   14,822
 8/31/2007                  15,006                   15,044
 9/30/2007                  15,568                   15,607
10/31/2007                  15,816                   15,855
11/30/2007                  15,151                   15,192
12/31/2007                  15,056                   15,086
 1/31/2008                  14,151                   14,181
 2/29/2008                  13,692                   13,721
 3/31/2008                  13,640                   13,661
 4/30/2008                  14,299                   14,327
 5/31/2008                  14,483                   14,513
 6/30/2008                  13,268                   13,289
 7/31/2008                  13,162                   13,178
 8/31/2008                  13,347                   13,368
 9/30/2008                  12,172                   12,177
10/31/2008                  10,137                   10,132
11/30/2008                   9,418                    9,405
12/31/2008                   9,521                    9,505
 1/31/2009                   8,728                    8,704
 2/28/2009                   7,800                    7,777
 3/31/2009                   8,484                    8,458
 4/30/2009                   9,296                    9,268
 5/31/2009                   9,824                    9,786
 6/30/2009                   9,836                    9,805
 7/31/2009                  10,584                   10,547
 8/31/2009                  10,965                   10,928
 9/30/2009                  11,376                   11,336
10/31/2009                  11,157                   11,125
11/30/2009                  11,827                   11,792
12/31/2009                  12,056                   12,020
 1/31/2010                  11,629                   11,588
 2/28/2010                  11,987                   11,947
 3/31/2010                  12,713                   12,668
 4/30/2010                  12,907                   12,868
 5/31/2010                  11,871                   11,840
 6/30/2010                  11,251                   11,220
 7/31/2010                  12,039                   12,007
 8/31/2010                  11,500                   11,464
 9/30/2010                  12,522                   12,488
10/31/2010                  12,995                   12,963
11/30/2010                  12,995                   12,964
12/31/2010                  13,864                   13,831
 1/31/2011                  14,200                   14,159
 2/28/2011                  14,676                   14,644
 3/31/2011                  14,693                   14,650
 4/30/2011                  15,115                   15,084
 5/31/2011                  14,946                   14,913
 6/30/2011                  14,693                   14,664
 7/31/2011                  14,396                   14,366
 8/31/2011                  13,620                   13,586
 9/30/2011                  12,656                   12,631
10/31/2011                  14,046                   14,011
11/30/2011                  14,003                   13,980
12/31/2011                  14,155                   14,123
 1/31/2012                  14,784                   14,756
 2/29/2012                  15,414                   15,394
 3/31/2012                  15,930                   15,901
 4/30/2012                  15,829                   15,801
 5/31/2012                  14,869                   14,851
 6/30/2012                  15,483                   15,463
 7/31/2012                  15,700                   15,678
 8/31/2012                  16,046                   16,031
 9/30/2012                  16,460                   16,445
10/31/2012                  16,156                   16,142
11/30/2012                  16,257                   16,235
12/31/2012                  16,395                   16,383
 1/31/2013                  17,242                   17,232
 2/28/2013                  17,476                   17,466
 3/31/2013                  18,133                   18,121
 4/30/2013                  18,485                   18,470
 5/31/2013                  18,910                   18,902
 6/30/2013                  18,663                   18,648
 7/31/2013                  19,606                   19,597
 8/31/2013                  19,031                   19,030         Past performance is not predictive of
 9/30/2013                  19,631                   19,626         future performance.
10/31/2013                  20,534                   20,529
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL        ONE       FIVE        TEN            redemption of fund shares.
         TOTAL RETURN          YEAR      YEARS      YEARS
         -----------------------------------------------------      The S&P data are provided by Standard
                              27.10%     15.16%     7.46%           & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large caps while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in US dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................          9.32%                9.28%
              South Korea..................          9.57%               12.65%
              Brazil.......................          7.85%               -1.52%
              Taiwan.......................         18.76%               18.08%
              South Africa.................         20.85%                5.07%
              India........................         14.98%                0.65%
              Russia.......................         12.94%               10.89%
              Mexico.......................          1.41%                2.11%
              Malaysia.....................         13.25%                9.32%
              Indonesia....................          1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2013, total returns were 27.61% for the Portfolio's Class R2 shares, 27.90% for the Portfolio's Institutional Class shares, and 24.65% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Master Fund's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Master Fund's greater exposure to value stocks in the financial sector was beneficial as these names generally outperformed the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's performance relative to the Index as REITs underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's performance relative to the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, the total return was 27.10% for the Portfolio and 27.18% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2013
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/13  10/31/13    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,123.00    0.67%    $3.59
   Institutional Class Shares......... $1,000.00 $1,124.10    0.43%    $2.30
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.83    0.67%    $3.41
   Institutional Class Shares......... $1,000.00 $1,023.04    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,110.90    0.09%    $0.48
     Hypothetical 5% Annual Return. $1,000.00 $1,024.75    0.09%    $0.46

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................  10.2%
              Energy.......................................  10.5%
              Financials...................................  14.1%
              Health Care..................................  13.0%
              Industrials..................................  10.8%
              Information Technology.......................  17.8%
              Materials....................................   3.5%
              Real Estate Investment Trusts................   2.0%
              Telecommunication Services...................   2.5%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,528,252,884
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,271,384,583)............................. $6,528,252,884
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                          ------      ------    ---------------
 COMMON STOCKS -- (95.8%)
 Consumer Discretionary -- (12.0%)
 *   Amazon.com, Inc....................   114,712 $ 41,758,609            0.9%
     Comcast Corp. Class A..............   810,716   38,573,867            0.8%
     Home Depot, Inc. (The).............   444,014   34,584,250            0.7%
     McDonald's Corp....................   309,860   29,907,687            0.6%
     Walt Disney Co. (The)..............   514,981   35,322,547            0.7%
     Other Securities...................            424,800,285            8.6%
                                                   ------------          ------
 Total Consumer Discretionary...........            604,947,245           12.3%
                                                   ------------          ------
 Consumer Staples -- (9.8%)
     Altria Group, Inc..................   621,306   23,131,222            0.5%
     Coca-Cola Co. (The)................ 1,181,763   46,762,362            0.9%
     CVS Caremark Corp..................   380,757   23,705,931            0.5%
     PepsiCo, Inc.......................   478,040   40,198,384            0.8%
     Philip Morris International, Inc...   501,701   44,711,593            0.9%
     Procter & Gamble Co. (The).........   848,933   68,551,340            1.4%
     Wal-Mart Stores, Inc...............   504,546   38,723,905            0.8%
     Other Securities...................            208,289,380            4.2%
                                                   ------------          ------
 Total Consumer Staples.................            494,074,117           10.0%
                                                   ------------          ------
 Energy -- (10.1%)
     Chevron Corp.......................   598,869   71,840,325            1.5%
     ConocoPhillips.....................   379,095   27,787,664            0.6%
     Exxon Mobil Corp................... 1,364,373  122,275,108            2.5%
     Occidental Petroleum Corp..........   249,762   23,997,133            0.5%
     Schlumberger, Ltd..................   410,147   38,438,977            0.8%
     Other Securities...................            225,470,233            4.5%
                                                   ------------          ------
 Total Energy...........................            509,809,440           10.4%
                                                   ------------          ------
 Financials -- (13.5%)
     American Express Co................   287,597   23,525,435            0.5%
     American International Group, Inc..   457,622   23,636,176            0.5%
     Bank of America Corp............... 3,330,044   46,487,414            0.9%
 *   Berkshire Hathaway, Inc. Class B...   557,922   64,205,664            1.3%
     Citigroup, Inc.....................   942,626   45,981,296            0.9%
     JPMorgan Chase & Co................ 1,166,787   60,136,202            1.2%
     Wells Fargo & Co................... 1,497,743   63,938,649            1.3%
     Other Securities...................            355,099,998            7.3%
                                                   ------------          ------
 Total Financials.......................            683,010,834           13.9%
                                                   ------------          ------
 Health Care -- (12.5%)
     AbbVie, Inc........................   491,435   23,810,026            0.5%
     Amgen, Inc.........................   233,518   27,088,088            0.6%
     Bristol-Myers Squibb Co............   510,311   26,801,534            0.5%
 #*  Gilead Sciences, Inc...............   474,448   33,681,064            0.7%
     Johnson & Johnson..................   873,518   80,896,502            1.6%
     Merck & Co., Inc...................   907,088   40,900,598            0.8%
     Pfizer, Inc........................ 2,052,092   62,958,183            1.3%
     UnitedHealth Group, Inc............   315,146   21,511,866            0.4%
     Other Securities...................            312,439,051            6.4%
                                                   ------------          ------
 Total Health Care......................            630,086,912           12.8%
                                                   ------------          ------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (10.3%)
      3M Co..............................................    201,262 $   25,328,823            0.5%
      Boeing Co. (The)...................................    215,146     28,076,553            0.6%
      General Electric Co................................  3,156,664     82,515,197            1.7%
      Union Pacific Corp.................................    143,778     21,767,989            0.4%
      United Parcel Service, Inc. Class B................    223,945     22,000,357            0.4%
      United Technologies Corp...........................    261,648     27,800,100            0.6%
      Other Securities...................................               314,852,424            6.4%
                                                                     --------------          ------
Total Industrials........................................               522,341,443           10.6%
                                                                     --------------          ------
Information Technology -- (17.0%)
^^    Apple, Inc.........................................    281,607    147,097,416            3.0%
      Cisco Systems, Inc.................................  1,661,918     37,393,155            0.7%
*     Google, Inc. Class A...............................     86,710     89,361,592            1.8%
      Intel Corp.........................................  1,544,269     37,726,492            0.8%
      International Business Machines Corp...............    319,176     57,199,531            1.2%
      Mastercard, Inc. Class A...........................     32,155     23,058,350            0.5%
      Microsoft Corp.....................................  2,349,651     83,060,163            1.7%
      Oracle Corp........................................  1,105,266     37,026,411            0.7%
      QUALCOMM, Inc......................................    531,730     36,939,283            0.7%
      Visa, Inc. Class A.................................    160,005     31,468,183            0.6%
      Other Securities...................................               280,366,312            5.8%
                                                                     --------------          ------
Total Information Technology.............................               860,696,888           17.5%
                                                                     --------------          ------
Materials -- (3.3%)
      Other Securities...................................               169,897,794            3.5%
                                                                     --------------          ------
Real Estate Investment Trusts -- (1.9%)
      Other Securities...................................                94,307,577            1.9%
                                                                     --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................  1,646,249     59,594,214            1.2%
      Verizon Communications, Inc........................    887,024     44,803,582            0.9%
      Other Securities...................................                16,150,126            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................               120,547,922            2.4%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................               151,721,926            3.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,841,442,098           98.4%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (1.4%)
^^    State Street Institutional Liquid Reserves, 0.073%. 68,839,949     68,839,949            1.4%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund..................... 12,245,750 $  141,683,331            2.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,728,012,931)................................              $5,051,965,378          102.7%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  604,947,245           --   --    $  604,947,245
  Consumer Staples..............    494,074,117           --   --       494,074,117
  Energy........................    509,809,440           --   --       509,809,440
  Financials....................    683,010,834           --   --       683,010,834
  Health Care...................    630,086,912           --   --       630,086,912
  Industrials...................    522,341,443           --   --       522,341,443
  Information Technology........    860,696,888           --   --       860,696,888
  Materials.....................    169,897,794           --   --       169,897,794
  Real Estate Investment Trusts.     94,307,577           --   --        94,307,577
  Telecommunication Services....    120,547,922           --   --       120,547,922
  Utilities.....................    151,721,926           --   --       151,721,926
Temporary Cash Investments......     68,839,949           --   --        68,839,949
Securities Lending Collateral...             -- $141,683,331   --       141,683,331
Futures Contracts**.............      2,265,842           --   --         2,265,842
                                 -------------- ------------   --    --------------
TOTAL........................... $4,912,547,889 $141,683,331   --    $5,054,231,220
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            DFA        U.S. LARGE
                                                                                       INTERNATIONAL    COMPANY
                                                                                      VALUE PORTFOLIO  PORTFOLIO
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,528,253  $         --
Investments at Value (including $0 and $138,383 of securities on loan, respectively). $           --  $  4,841,442
Temporary Cash Investments at Value & Cost...........................................             --        68,840
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       141,683
Segregated Cash for Futures Contracts................................................             --         3,440
Receivables:
  Dividends, Interest and Tax Reclaims...............................................             --         4,961
  Securities Lending Income..........................................................             --            19
  Fund Shares Sold...................................................................          5,719         2,753
  From Advisor.......................................................................             --            66
Prepaid Expenses and Other Assets....................................................             78            65
                                                                                      --------------  ------------
     Total Assets....................................................................      6,534,050     5,063,269
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian...................................................................             --           315
  Upon Return of Securities Loaned...................................................             --       141,683
  Fund Shares Redeemed...............................................................          4,792         2,790
  Due to Advisor.....................................................................          1,092            --
  Futures Margin Variation...........................................................             --           405
Accrued Expenses and Other Liabilities...............................................            294           740
                                                                                      --------------  ------------
     Total Liabilities...............................................................          6,178       145,933
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,527,872  $  4,917,336
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $5,517 and $0 and shares outstanding of
 283,528 and 0, respectively......................................................... $        19.46  $        N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,522,355 and $4,917,336 and
 shares outstanding of 335,372,731 and 354,537,647, respectively..................... $        19.45  $      13.87
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    5,271,385  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,517,490
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    5,868,866  $  2,977,770
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         14,422        12,679
Accumulated Net Realized Gain (Loss).................................................       (612,632)     (399,331)
Net Unrealized Foreign Exchange Gain (Loss)..........................................            348            --
Net Unrealized Appreciation (Depreciation)...........................................      1,256,868     2,326,218
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,527,872  $  4,917,336
                                                                                      ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                                DFA
                                                                                           INTERNATIONAL U.S. LARGE
                                                                                               VALUE      COMPANY
                                                                                            PORTFOLIO*   PORTFOLIO
                                                                                           ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $14,975 and $0, respectively)...............  $  193,378   $       --
  Interest................................................................................           5           --
  Income from Securities Lending..........................................................       9,968           --
  Expenses Allocated from Affiliated Investment Company...................................     (13,256)          --
                                                                                            ----------   ----------
     Total Net Investment Income Received from Affiliated Investment Companies............     190,095           --
                                                                                            ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $55, respectively)...................  $       --   $   99,082
  Interest................................................................................          --           81
  Income from Securities Lending..........................................................          --          334
                                                                                            ----------   ----------
     Total Investment Income..............................................................          --       99,497
                                                                                            ----------   ----------
EXPENSES
  Investment Advisory Services Fees.......................................................          --        1,120
  Administrative Services Fees............................................................      11,871        2,066
  Accounting & Transfer Agent Fees........................................................          67          348
  S&P 500(R) Fees.........................................................................          --           98
  Shareholder Servicing Fees -- Class R2 Shares...........................................          18           --
  Custodian Fees..........................................................................          --           54
  Filing Fees.............................................................................          92           67
  Shareholders' Reports...................................................................         159          122
  Directors'/Trustees' Fees & Expenses....................................................          64           48
  Professional Fees.......................................................................          77          445
  Other...................................................................................          87           88
                                                                                            ----------   ----------
     Total Expenses.......................................................................      12,435        4,456
                                                                                            ----------   ----------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C)...............................................................................          --         (229)
                                                                                            ----------   ----------
  Net Expenses............................................................................      12,435        4,227
                                                                                            ----------   ----------
  NET INVESTMENT INCOME (LOSS)............................................................     177,660       95,270
                                                                                            ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities                                    --          409
  Net Realized Gain (Loss) on:
    Investment Securities Sold............................................................     296,792      180,412
    Futures...............................................................................      (1,213)       8,021
    Foreign Currency Transactions**.......................................................      (1,636)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............................................     993,902      780,086
    Futures...............................................................................          27        2,321
    Translation of Foreign Currency Denominated Amounts...................................         396           --
                                                                                            ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................................................   1,288,268      971,249
                                                                                            ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $1,465,928   $1,066,519
                                                                                            ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $2 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE    U.S. LARGE COMPANY
                                                                         PORTFOLIO                PORTFOLIO
                                                                 ------------------------  ----------------------
                                                                     YEAR         YEAR        YEAR        YEAR
                                                                    ENDED        ENDED       ENDED       ENDED
                                                                   OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                     2013         2012        2013        2012
                                                                 -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   177,660  $   186,021  $   95,270  $   83,523
  Capital Gain Distributions Received from Investment
   Securities...................................................          --           --         409         543
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     296,792       74,190     180,412      68,937
    Futures.....................................................      (1,213)          --       8,021      12,993
    Foreign Currency Transactions*..............................      (1,636)        (951)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     993,902      (96,127)    780,086     393,550
    Futures.....................................................          27           --       2,321      (3,799)
    Translation of Foreign Currency Denominated Amounts.........         396         (209)         --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................   1,465,928      162,924   1,066,519     555,747
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (218)        (205)         --          --
    Institutional Class Shares..................................    (189,040)    (180,761)    (94,840)    (81,785)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (189,258)    (180,966)    (94,840)    (81,785)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,466,636    1,339,320     774,924     610,737
  Shares Issued in Lieu of Cash Distributions...................     178,512      168,269      82,335      70,255
  Shares Redeemed...............................................  (1,881,241)  (1,295,677)   (948,938)   (879,631)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....    (236,093)     211,912     (91,679)   (198,639)
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................   1,040,577      193,870     880,000     275,323
NET ASSETS
  Beginning of Year.............................................   5,487,295    5,293,425   4,037,336   3,762,013
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 6,527,872  $ 5,487,295  $4,917,336  $4,037,336
                                                                 ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................      83,922       89,258      62,326      57,663
  Shares Issued in Lieu of Cash Distributions...................      10,436       11,721       6,727       6,768
  Shares Redeemed...............................................    (107,838)     (86,334)    (76,529)    (82,571)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................     (13,480)      14,645      (7,476)    (18,140)
                                                                 ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    14,422  $    27,224  $   12,679  $   12,249

----------
* Net of foreign capital gain taxes withheld of $2, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              ------------------------------------------------
                                                                YEAR      YEAR      YEAR       YEAR      YEAR
                                                               ENDED     ENDED     ENDED      ENDED     ENDED
                                                              OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                                                2013      2012      2011       2010      2009
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...........................  $15.72    $15.83    $17.82     $17.13    $13.58
                                                               ------    ------    ------     ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.49      0.51      0.53       0.37      0.42
  Net Gains (Losses) on Securities (Realized and Unrealized).    3.77     (0.13)    (2.00)      1.29      4.10
                                                               ------    ------    ------     ------    ------
   Total from Investment Operations..........................    4.26      0.38     (1.47)      1.66      4.52
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.52)    (0.49)    (0.52)     (0.97)    (0.97)
                                                               ------    ------    ------     ------    ------
   Total Distributions.......................................   (0.52)    (0.49)    (0.52)     (0.97)    (0.97)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................  $19.46    $15.72    $15.83     $17.82    $17.13
============================================================= ========= ========= =========  ========= =========
Total Return.................................................   27.61%     2.70%    (8.53)%    10.60%    34.86%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..........................  $5,517    $6,407    $6,102     $4,952    $3,443
Ratio of Expenses to Average Net Assets (B)..................    0.69%     0.71%     0.71%      0.72%     0.74%
Ratio of Net Investment Income to Average Net Assets.........    2.84%     3.33%     2.97%      2.11%     2.96%
-----------------------------------------------------------------------------------------------------------------

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    15.72  $    15.83  $    17.81   $    16.46  $    12.54
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.52        0.54        0.58         0.39        0.40
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.78       (0.12)      (1.99)        1.34        3.92
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       4.30        0.42       (1.41)        1.73        4.32
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    19.45  $    15.72  $    15.83   $    17.81  $    16.46
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................      27.90%       2.98%      (8.26)%      10.94%      35.11%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,522,355  $5,480,888  $5,287,323   $5,157,857  $4,437,846
Ratio of Expenses to Average Net Assets (B)..................       0.43%       0.45%       0.45%        0.45%       0.46%
Ratio of Net Investment Income to Average Net Assets.........       3.00%       3.54%       3.26%        2.34%       3.00%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        U.S. LARGE COMPANY PORTFOLIO
                                                                       -------------------------------------------------
                                                                          YEAR        YEAR        YEAR         YEAR
                                                                         ENDED       ENDED       ENDED        ENDED
                                                                        OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                                          2013        2012        2011         2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $    11.15  $     9.90  $     9.34  $     8.16
                                                                       ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................       0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........       2.71        1.25        0.56        1.15
                                                                       ----------  ----------  ----------  ----------
   Total from Investment Operations...................................       2.98        1.47        0.75        1.33
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................      (0.26)      (0.22)      (0.19)      (0.15)
                                                                       ----------  ----------  ----------  ----------
   Total Distributions................................................      (0.26)      (0.22)      (0.19)      (0.15)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $    13.87  $    11.15  $     9.90  $     9.34
=====================================================================  ==========  ==========  ==========  ==========
Total Return..........................................................      27.10%      15.02%       8.09%      16.47%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets...............................       0.09%       0.10%       0.10%       0.10%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees)....       0.10%       0.10%       0.10%       0.11%**
Ratio of Net Investment Income to Average Net Assets..................       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate...............................................          3%          4%          4%          1%*
-------------------------------------------------------------------------------------------------------------------------

                                                                       ---------
                                                                           YEAR
                                                                          ENDED
                                                                         OCT. 31,
                                                                           2009
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $   7.62
                                                                       --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.55
                                                                       --------
   Total from Investment Operations...................................     0.73
-----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.19)
                                                                       --------
   Total Distributions................................................    (0.19)
-----------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $   8.16
=====================================================================  ========
Total Return..........................................................    10.07%
-----------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $785,689
Ratio of Expenses to Average Net Assets...............................     0.10%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees)....     0.13%(B)
Ratio of Net Investment Income to Average Net Assets..................     2.53%
Portfolio Turnover Rate...............................................      N/A
-----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2013, the Feeder Fund owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                          VALUE
TARGET FUND                     SHARES           ACQUIRING FUND             SHARES    (IN THOUSANDS)
-----------                   ---------- -------------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168   Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         UNREALIZED APPRECIATION
TARGET FUND                   NET ASSETS     (DEPRECIATION)               ACQUIRING FUND          NET ASSETS
-----------                   ---------- -----------------------  ------------------------------- ----------
                                                                  U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984            Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the

Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio*..... 0.05%

* The administrative services fee has been adjusted to reflect the actual fee paid by the Portfolio for the year ended October 31, 2013 as a result of a decrease in the administrative services fee from 0.05% to 0.035% effective August 1, 2013.

   For the year ended October 31, 2013, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreements for the DFA International Value Portfolio and the U.S. Large Company Portfolio will remain in effect through February 28, 2014 and February 28, 2015, respectively, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                             PREVIOUSLY
                                                                              RECOVERY      WAIVED FEES/
                                                                            OF PREVIOUSLY     EXPENSES
                                                                            WAIVED FEES/       ASSUMED
                                                               EXPENSE        EXPENSES    SUBJECT TO FUTURE
                                                          LIMITATION AMOUNT    ASSUMED        RECOVERY
                                                          ----------------- ------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1).       0.79%             --              --
U.S. Large Company Portfolio (2).........................       0.08%           $123            $519

   (1) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $180
                    U.S. Large Company Portfolio......  240

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              PURCHASES  SALES
                                              --------- --------
                U.S. Large Company Portfolio. $133,472  $289,064

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                              INCREASE       INCREASE
                                             (DECREASE)     (DECREASE)
                                           UNDISTRIBUTED   ACCUMULATED
                                           NET INVESTMENT  NET REALIZED
                                               INCOME     GAINS (LOSSES)
                                           -------------- --------------
        DFA International Value Portfolio.    $(1,204)        $1,204
        U.S. Large Company Portfolio......         --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM
                                              CAPITAL GAINS   TOTAL
                                              -------------- --------
           DFA International Value Portfolio
           2012..............................    $180,966    $180,966
           2013..............................     189,258     189,258
           U.S. Large Company Portfolio
           2012..............................      81,785      81,785
           2013..............................      94,840      94,840

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                           TOTAL NET
                                   NET INVESTMENT                                        DISTRIBUTABLE
                                     INCOME AND     CAPITAL      OTHER      UNREALIZED     EARNINGS
                                     SHORT-TERM      LOSS      TEMPORARY   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CARRYFOWARD DIFFERENCES (DEPRECIATION)    LOSSES)
                                   -------------- ----------- ----------- -------------- -------------
DFA International Value Portfolio.    $19,332      $(611,811)        --     $1,251,780    $  659,301
U.S. Large Company Portfolio......     12,923       (180,406)   $46,568      2,060,725     1,939,810

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          EXPIRES ON OCTOBER 31,
                                         ------------------------
                                           2016    2017    2018    TOTAL
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $611,811      --      -- $611,811
      U.S. Large Company Portfolio......   55,911 $80,822 $43,673  180,406

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                  DFA International Value Portfolio. $295,092
                  U.S. Large Company Portfolio......  166,609

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                   NET
                                                                UNREALIZED
                                       FEDERAL    UNREALIZED   APPRECIATION
                                       TAX COST  APPRECIATION (DEPRECIATION)
                                      ---------- ------------ --------------
   DFA International Value Portfolio. $5,276,821  $1,251,432    $1,251,432
   U.S. Large Company Portfolio......  2,991,240   2,062,991     2,062,991

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             YEAR ENDED            YEAR ENDED
                                                           OCT. 31, 2013          OCT. 31, 2012
                                                       ---------------------  --------------------
                                                          AMOUNT     SHARES      AMOUNT     SHARES
                                                       -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     1,969       112  $     2,362      154
 Shares Issued in Lieu of Cash Distributions..........         218        13          204       14
 Shares Redeemed......................................      (4,454)     (249)      (2,235)    (146)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    (2,267)     (124) $       331       22
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,464,667    83,810  $ 1,336,958   89,104
 Shares Issued in Lieu of Cash Distributions..........     178,294    10,423      168,065   11,707
 Shares Redeemed......................................  (1,876,787) (107,589)  (1,293,442) (86,188)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  (233,826)  (13,356) $   211,581   14,623
                                                       ===========  ========  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2013, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       APPROXIMATE
                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500(R) Emini Index   12/20/13     839     $73,454    $2,266      $3,440

* During the year ended October 31, 2013, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $56,242 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on the Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure for the year ended
October 31, 2013 (amounts in thousands):

                                                     ASSET DERIVATIVES VALUE
                                                     ------------------------
                               LOCATION ON THE
                           STATEMENTS OF ASSETS AND
                                 LIABILITIES             EQUITY CONTRACTS
                           ------------------------  ------------------------
 U.S. Large Company        Payables: Futures Margin          $2,266*
   Portfolio                 Variation

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2013:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $8,021

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $2,321

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.91%       $13,024         8          $3        $28,962

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2013.

J. SECURITIES LENDING:

   As of October 31, 2013, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. OTHER:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      5             93%
DFA International Value Portfolio -- Institutional Class Shares.      3             64%
U.S. Large Company Portfolio....................................      3             75%

O. SUBSEQUENT EVENT EVALUATIONS:

   On December 13, 2013, the Board of DIG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for the U.S. Large Company Portfolio. It is expected that the Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement will be the same as under the Current Agreements. When the Investment Management Agreement becomes effective, the Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                       [CHART]

                  The U.S. Large Cap
                     Value Series           Russell 1000/R/ Value Index
                  ------------------       ----------------------------
10/31/2003             $10,000                        $10,000
11/30/2003              10,224                         10,136
12/31/2003              10,926                         10,760
 1/31/2004              11,113                         10,950
 2/29/2004              11,399                         11,184
 3/31/2004              11,353                         11,086
 4/30/2004              11,166                         10,815
 5/31/2004              11,226                         10,925
 6/30/2004              11,565                         11,183
 7/31/2004              11,191                         11,026
 8/31/2004              11,191                         11,182
 9/30/2004              11,535                         11,356
10/31/2004              11,675                         11,544
11/30/2004              12,440                         12,128
12/31/2004              12,939                         12,534
 1/31/2005              12,615                         12,311
 2/28/2005              12,999                         12,719
 3/31/2005              12,964                         12,545
 4/30/2005              12,525                         12,320
 5/31/2005              13,059                         12,617
 6/30/2005              13,328                         12,755
 7/31/2005              13,992                         13,124
 8/31/2005              13,877                         13,067
 9/30/2005              14,091                         13,250
10/31/2005              13,717                         12,914
11/30/2005              14,265                         13,336
12/31/2005              14,284                         13,416
 1/31/2006              14,965                         13,937
 2/28/2006              14,915                         14,022
 3/31/2006              15,180                         14,212
 4/30/2006              15,606                         14,573
 5/31/2006              15,322                         14,205
 6/30/2006              15,453                         14,295
 7/31/2006              15,232                         14,643
 8/31/2006              15,481                         14,888
 9/30/2006              15,910                         15,185
10/31/2006              16,541                         15,682
11/30/2006              16,855                         16,040
12/31/2006              17,193                         16,400
 1/31/2007              17,695                         16,610
 2/28/2007              17,429                         16,351
 3/31/2007              17,550                         16,603
 4/30/2007              18,297                         17,217
 5/31/2007              19,051                         17,838
 6/30/2007              18,745                         17,421
 7/31/2007              17,583                         16,616
 8/31/2007              17,247                         16,802
 9/30/2007              17,697                         17,379
10/31/2007              17,796                         17,381
11/30/2007              16,802                         16,531
12/31/2007              16,746                         16,371
 1/31/2008              16,106                         15,716
 2/29/2008              15,612                         15,057
 3/31/2008              15,466                         14,944
 4/30/2008              16,441                         15,673
 5/31/2008              16,836                         15,648
 6/30/2008              14,991                         14,150
 7/31/2008              14,827                         14,099
 8/31/2008              15,115                         14,339
 9/30/2008              13,757                         13,285
10/31/2008              10,664                         10,985
11/30/2008               9,618                         10,198
12/31/2008               9,931                         10,339
 1/31/2009               8,752                          9,150
 2/28/2009               7,526                          7,928
 3/31/2009               8,269                          8,606
 4/30/2009               9,607                          9,528
 5/31/2009              10,343                         10,117
 6/30/2009              10,216                         10,042
 7/31/2009              11,189                         10,864
 8/31/2009              11,949                         11,433
 9/30/2009              12,471                         11,874
10/31/2009              11,933                         11,511
11/30/2009              12,606                         12,160
12/31/2009              12,954                         12,375
 1/31/2010              12,653                         12,027
 2/28/2010              13,199                         12,407
 3/31/2010              14,228                         13,214
 4/30/2010              14,679                         13,556
 5/31/2010              13,421                         12,442
 6/30/2010              12,408                         11,742
 7/31/2010              13,381                         12,536
 8/31/2010              12,574                         12,000
 9/30/2010              13,801                         12,931
10/31/2010              14,315                         13,319
11/30/2010              14,204                         13,248
12/31/2010              15,589                         14,294
 1/31/2011              16,088                         14,617
 2/28/2011              16,958                         15,156
 3/31/2011              17,037                         15,217
 4/30/2011              17,473                         15,622
 5/31/2011              17,219                         15,457
 6/30/2011              16,919                         15,140
 7/31/2011              16,143                         14,638
 8/31/2011              14,782                         13,724
 9/30/2011              13,286                         12,687
10/31/2011              15,130                         14,139
11/30/2011              15,004                         14,066
12/31/2011              15,122                         14,350
 1/31/2012              15,874                         14,893
 2/29/2012              16,792                         15,486
 3/31/2012              17,101                         15,945
 4/30/2012              16,752                         15,783
 5/31/2012              15,565                         14,857
 6/30/2012              16,404                         15,595
 7/31/2012              16,563                         15,756
 8/31/2012              17,219                         16,098
 9/30/2012              17,852                         16,609
10/31/2012              17,900                         16,528
11/30/2012              17,939                         16,521
12/31/2012              18,485                         16,862
 1/31/2013              19,775                         17,958
 2/28/2013              20,029                         18,216
 3/31/2013              20,986                         18,937
 4/30/2013              21,208                         19,224
 5/31/2013              22,078                         19,717              Past performance is not predictive of
 6/30/2013              21,833                         19,543              future performance.
 7/31/2013              23,139                         20,599
 8/31/2013              22,458                         19,817              The returns shown do not reflect the
 9/30/2013              23,115                         20,314              deduction of taxes that a shareholder
10/31/2013              24,286                         21,203              would pay on fund distributions or the
                                                                           redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE         TEN
          TOTAL RETURN           YEAR        YEARS       YEARS             Russell data copyright (C) Russell
          ----------------------------------------------------------       Investment Group 1995-2013, all rights
                                35.68%       17.89%      9.28%             reserved.

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                      [CHART]

                 The DFA International          MSCI World ex USA Index
                      Value Series                  (net dividends)
                 ---------------------          -----------------------
10/31/2003             $10,000                          $10,000
11/30/2003              10,214                           10,227
12/31/2003              10,981                           11,011
 1/31/2004              11,262                           11,164
 2/29/2004              11,601                           11,421
 3/31/2004              11,782                           11,478
 4/30/2004              11,426                           11,178
 5/31/2004              11,542                           11,230
 6/30/2004              12,019                           11,489
 7/31/2004              11,575                           11,139
 8/31/2004              11,726                           11,185
 9/30/2004              12,101                           11,511
10/31/2004              12,564                           11,925
11/30/2004              13,498                           12,718
12/31/2004              14,170                           13,255
 1/31/2005              14,029                           12,994
 2/28/2005              14,584                           13,572
 3/31/2005              14,224                           13,264
 4/30/2005              13,792                           12,926
 5/31/2005              13,810                           12,950
 6/30/2005              14,031                           13,161
 7/31/2005              14,657                           13,586
 8/31/2005              15,140                           13,961
 9/30/2005              15,566                           14,599
10/31/2005              15,332                           14,127
11/30/2005              15,605                           14,501
12/31/2005              16,369                           15,173
 1/31/2006              17,487                           16,133
 2/28/2006              17,655                           16,079
 3/31/2006              18,400                           16,589
 4/30/2006              19,332                           17,382
 5/31/2006              18,549                           16,722
 6/30/2006              18,432                           16,700
 7/31/2006              18,716                           16,857
 8/31/2006              19,360                           17,336
 9/30/2006              19,628                           17,322
10/31/2006              20,499                           18,006
11/30/2006              21,181                           18,543
12/31/2006              22,007                           19,074
 1/31/2007              22,422                           19,191
 2/28/2007              22,402                           19,344
 3/31/2007              23,126                           19,840
 4/30/2007              24,293                           20,742
 5/31/2007              25,124                           21,203
 6/30/2007              24,941                           21,224
 7/31/2007              24,247                           20,931
 8/31/2007              23,975                           20,628
 9/30/2007              25,227                           21,800
10/31/2007              26,451                           22,748
11/30/2007              24,848                           21,858
12/31/2007              24,313                           21,447
 1/31/2008              22,343                           19,513
 2/29/2008              22,059                           19,867
 3/31/2008              22,323                           19,583
 4/30/2008              23,321                           20,672
 5/31/2008              23,332                           20,986
 6/30/2008              21,024                           19,354
 7/31/2008              20,429                           18,665
 8/31/2008              19,576                           17,943
 9/30/2008              17,289                           15,353
10/31/2008              12,954                           12,159
11/30/2008              12,159                           11,500
12/31/2008              13,079                           12,106
 1/31/2009              11,273                           10,976
 2/28/2009               9,888                            9,865
 3/31/2009              10,967                           10,515
 4/30/2009              12,988                           11,871
 5/31/2009              14,918                           13,373
 6/30/2009              14,691                           13,234
 7/31/2009              16,439                           14,477
 8/31/2009              17,381                           15,170
 9/30/2009              18,267                           15,796
10/31/2009              17,540                           15,543
11/30/2009              18,063                           15,927
12/31/2009              18,267                           16,181
 1/31/2010              17,211                           15,423
 2/28/2010              17,279                           15,407
 3/31/2010              18,642                           16,399
 4/30/2010              18,324                           16,155
 5/31/2010              16,178                           14,372
 6/30/2010              15,894                           14,164
 7/31/2010              17,881                           15,473
 8/31/2010              17,007                           15,011
 9/30/2010              18,835                           16,451
10/31/2010              19,493                           17,037
11/30/2010              18,517                           16,315
12/31/2010              20,242                           17,629
 1/31/2011              21,105                           18,009
 2/28/2011              21,809                           18,676
 3/31/2011              21,207                           18,302
 4/30/2011              22,343                           19,299
 5/31/2011              21,537                           18,727
 6/30/2011              21,241                           18,460
 7/31/2011              20,560                           18,156
 8/31/2011              18,358                           16,621
 9/30/2011              16,348                           14,952
10/31/2011              17,926                           16,406
11/30/2011              17,336                           15,648
12/31/2011              16,870                           15,477
 1/31/2012              18,006                           16,312
 2/29/2012              18,948                           17,209
 3/31/2012              18,789                           17,082
 4/30/2012              18,119                           16,792
 5/31/2012              15,883                           14,878
 6/30/2012              17,007                           15,852
 7/31/2012              16,939                           16,050
 8/31/2012              17,642                           16,508
 9/30/2012              18,267                           17,009
10/31/2012              18,494                           17,128
11/30/2012              18,789                           17,488
12/31/2012              19,709                           18,017
 1/31/2013              20,640                           18,903
 2/28/2013              20,015                           18,715
 3/31/2013              20,083                           18,863
 4/30/2013              21,071                           19,722
 5/31/2013              20,821                           19,281
 6/30/2013              20,083                           18,558
 7/31/2013              21,457                           19,546            Past performance is not predictive of
 8/31/2013              21,309                           19,294            future performance.
 9/30/2013              22,910                           20,657
10/31/2013              23,705                           21,350            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                28.18%       12.85%      9.01%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                                                     MSCI Japan Small Cap
              The Japanese Small Company Series      Index (net dividends)
              ---------------------------------      ---------------------
10/31/2003                $10,000                          $10,000
11/30/2003                  9,376                            9,313
12/31/2003                  9,933                            9,979
 1/31/2004                 10,422                           10,342
 2/29/2004                 10,489                           10,315
 3/31/2004                 12,631                           12,206
 4/30/2004                 12,209                           11,818
 5/31/2004                 11,619                           11,231
 6/30/2004                 12,749                           12,412
 7/31/2004                 11,939                           11,395
 8/31/2004                 12,125                           11,514
 9/30/2004                 11,838                           11,167
10/31/2004                 12,074                           11,373
11/30/2004                 12,445                           11,868
12/31/2004                 13,052                           12,443
 1/31/2005                 13,592                           12,866
 2/28/2005                 14,098                           13,112
 3/31/2005                 14,182                           13,081
 4/30/2005                 13,794                           12,975
 5/31/2005                 13,558                           12,736
 6/30/2005                 13,811                           12,908
 7/31/2005                 14,098                           13,274
 8/31/2005                 14,890                           13,729
 9/30/2005                 15,497                           14,587
10/31/2005                 15,987                           14,879
11/30/2005                 16,307                           15,515
12/31/2005                 18,145                           17,613
 1/31/2006                 18,921                           18,174
 2/28/2006                 17,791                           16,991
 3/31/2006                 18,583                           17,753
 4/30/2006                 18,954                           17,841
 5/31/2006                 17,622                           16,410
 6/30/2006                 16,948                           15,896
 7/31/2006                 16,138                           14,845
 8/31/2006                 16,408                           15,240
 9/30/2006                 16,155                           14,906
10/31/2006                 16,037                           14,811
11/30/2006                 15,936                           14,686
12/31/2006                 16,071                           14,772
 1/31/2007                 16,408                           15,059
 2/28/2007                 17,066                           15,653
 3/31/2007                 16,948                           15,509
 4/30/2007                 16,712                           15,243
 5/31/2007                 16,374                           14,880
 6/30/2007                 16,644                           14,978
 7/31/2007                 16,745                           14,974
 8/31/2007                 16,037                           14,062
 9/30/2007                 16,020                           13,976
10/31/2007                 16,121                           14,482
11/30/2007                 15,750                           13,873
12/31/2007                 14,772                           13,043
 1/31/2008                 14,351                           12,402
 2/29/2008                 14,250                           12,538
 3/31/2008                 14,536                           12,542
 4/30/2008                 14,637                           12,698
 5/31/2008                 15,177                           13,089
 6/30/2008                 14,469                           12,286
 7/31/2008                 14,064                           11,883
 8/31/2008                 13,288                           11,358
 9/30/2008                 12,428                           10,249
10/31/2008                 11,518                            9,167
11/30/2008                 11,821                            9,542
12/31/2008                 13,035                           10,285
 1/31/2009                 12,142                            9,746
 2/28/2009                 10,573                            8,465
 3/31/2009                 11,046                            8,763
 4/30/2009                 11,501                            9,212
 5/31/2009                 12,917                           10,339
 6/30/2009                 13,777                           10,997
 7/31/2009                 14,064                           11,272
 8/31/2009                 14,806                           11,904
 9/30/2009                 14,654                           11,857
10/31/2009                 14,132                           11,423
11/30/2009                 13,558                           11,014
12/31/2009                 13,508                           10,809
 1/31/2010                 13,693                           11,042
 2/28/2010                 13,963                           11,252
 3/31/2010                 14,671                           11,764
 4/30/2010                 15,110                           12,082
 5/31/2010                 13,845                           11,244
 6/30/2010                 14,064                           11,294
 7/31/2010                 14,317                           11,431
 8/31/2010                 13,929                           11,189
 9/30/2010                 14,536                           11,646
10/31/2010                 14,233                           11,550
11/30/2010                 14,587                           11,775
12/31/2010                 15,936                           12,964
 1/31/2011                 16,307                           13,118
 2/28/2011                 17,066                           13,645
 3/31/2011                 16,003                           12,803
 4/30/2011                 15,919                           12,815
 5/31/2011                 15,649                           12,625
 6/30/2011                 16,442                           13,095
 7/31/2011                 17,049                           13,639
 8/31/2011                 16,594                           13,081
 9/30/2011                 16,509                           13,093
10/31/2011                 15,666                           12,610
11/30/2011                 15,919                           12,269
12/31/2011                 15,835                           12,460
 1/31/2012                 16,847                           12,971
 2/29/2012                 16,863                           13,112
 3/31/2012                 17,352                           13,462
 4/30/2012                 16,998                           13,267
 5/31/2012                 15,582                           12,166
 6/30/2012                 16,408                           12,685
 7/31/2012                 15,852                           12,486
 8/31/2012                 15,868                           12,415
 9/30/2012                 16,088                           12,758
10/31/2012                 15,750                           12,482
11/30/2012                 15,987                           12,568
12/31/2012                 16,577                           12,960
 1/31/2013                 17,099                           13,445
 2/28/2013                 17,521                           13,900
 3/31/2013                 18,870                           15,023
 4/30/2013                 19,865                           16,011
 5/31/2013                 18,246                           14,743
 6/30/2013                 18,415                           14,702
 7/31/2013                 18,853                           14,942            Past performance is not predictive of
 8/31/2013                 18,432                           14,740            future performance.
 9/30/2013                 20,523                           16,418
10/31/2013                 20,573                           16,351            The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS
          ------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                30.62%       12.30%       7.48%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                The Asia Pacific Small     MSCI Pacific ex Japan Small
                    Company Series          Cap Index (net dividends)
                ----------------------     ---------------------------
10/31/2003             $10,000                      $10,000
11/30/2003              10,076                        9,956
12/31/2003              10,525                       10,608
 1/31/2004              11,185                       11,042
 2/29/2004              11,533                       11,376
 3/31/2004              11,169                       11,398
 4/30/2004              10,356                       10,754
 5/31/2004              10,279                       10,705
 6/30/2004              10,322                       10,718
 7/31/2004              10,508                       11,122
 8/31/2004              10,762                       11,489
 9/30/2004              11,423                       12,174
10/31/2004              11,964                       12,954
11/30/2004              12,837                       13,951
12/31/2004              13,133                       14,540
 1/31/2005              13,429                       14,667
 2/28/2005              13,819                       15,134
 3/31/2005              13,353                       14,704
 4/30/2005              12,904                       14,465
 5/31/2005              12,616                       14,651
 6/30/2005              13,184                       15,452
 7/31/2005              13,633                       16,095
 8/31/2005              13,988                       16,082
 9/30/2005              14,505                       16,893
10/31/2005              13,692                       15,901
11/30/2005              14,030                       16,504
12/31/2005              14,251                       16,828
 1/31/2006              15,216                       17,791
 2/28/2006              15,436                       17,969
 3/31/2006              16,224                       18,730
 4/30/2006              17,155                       19,938
 5/31/2006              16,181                       18,920
 6/30/2006              16,080                       18,690
 7/31/2006              16,393                       18,882
 8/31/2006              16,799                       19,498
 9/30/2006              16,977                       19,820
10/31/2006              18,374                       21,202
11/30/2006              19,399                       22,491
12/31/2006              19,958                       23,330
 1/31/2007              20,474                       23,923
 2/28/2007              21,025                       24,379
 3/31/2007              22,125                       25,637
 4/30/2007              23,675                       27,414
 5/31/2007              25,707                       28,491
 6/30/2007              26,765                       29,231
 7/31/2007              27,189                       29,224
 8/31/2007              25,165                       27,343
 9/30/2007              28,112                       29,769
10/31/2007              30,576                       31,804
11/30/2007              28,561                       29,249
12/31/2007              28,078                       28,847
 1/31/2008              25,258                       24,981
 2/29/2008              26,037                       26,465
 3/31/2008              24,776                       24,796
 4/30/2008              26,511                       26,455
 5/31/2008              27,671                       26,740
 6/30/2008              24,953                       23,749
 7/31/2008              23,489                       22,656
 8/31/2008              21,846                       20,816
 9/30/2008              18,095                       16,752
10/31/2008              12,083                       10,835
11/30/2008              10,923                        9,653
12/31/2008              12,117                       10,774
 1/31/2009              10,627                        9,588
 2/28/2009              10,042                        8,993
 3/31/2009              11,600                       10,281
 4/30/2009              13,336                       12,122
 5/31/2009              16,782                       15,028
 6/30/2009              16,918                       15,451
 7/31/2009              19,365                       17,683
 8/31/2009              20,246                       18,591
 9/30/2009              21,829                       20,149
10/31/2009              22,320                       20,632
11/30/2009              23,362                       21,225
12/31/2009              23,980                       22,073
 1/31/2010              22,684                       20,661
 2/28/2010              23,091                       20,920
 3/31/2010              24,996                       22,645
 4/30/2010              25,343                       23,278
 5/31/2010              21,837                       19,763
 6/30/2010              21,575                       19,650
 7/31/2010              23,971                       21,650
 8/31/2010              23,946                       21,602
 9/30/2010              27,578                       24,845
10/31/2010              28,772                       25,948
11/30/2010              28,391                       25,601
12/31/2010              31,177                       28,185
 1/31/2011              30,517                       27,365
 2/28/2011              30,711                       27,515
 3/31/2011              31,363                       28,360
 4/30/2011              32,701                       29,507
 5/31/2011              31,736                       28,831
 6/30/2011              30,669                       27,806
 7/31/2011              31,177                       28,216
 8/31/2011              29,009                       26,254
 9/30/2011              23,599                       21,480
10/31/2011              27,290                       25,000
11/30/2011              26,562                       23,295
12/31/2011              25,013                       22,548
 1/31/2012              27,604                       24,889
 2/29/2012              29,687                       26,824
 3/31/2012              29,263                       25,984
 4/30/2012              29,145                       26,125
 5/31/2012              25,512                       22,734
 6/30/2012              26,054                       23,052
 7/31/2012              26,444                       23,810
 8/31/2012              27,333                       24,191
 9/30/2012              28,688                       25,477
10/31/2012              29,331                       26,003
11/30/2012              29,754                       26,259
12/31/2012              31,152                       26,918
 1/31/2013              32,718                       28,345
 2/28/2013              32,862                       28,681
 3/31/2013              33,006                       28,754
 4/30/2013              32,464                       28,526
 5/31/2013              30,059                       26,426
 6/30/2013              27,934                       24,166
 7/31/2013              29,314                       25,132               Past performance is not predictive of
 8/31/2013              29,551                       25,350               future performance.
 9/30/2013              31,626                       27,300
10/31/2013              32,549                       27,778               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          ---------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               10.97%      21.92%      12.53%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                          [CHART]

                 The United Kingdom Small      MSCI UK Small Cap
                      Company Series         Index (net dividends)
                 ------------------------    ---------------------
10/31/2003               $10,000                   $10,000
11/30/2003                10,051                    10,083
12/31/2003                10,613                    10,649
 1/31/2004                11,401                    11,551
 2/29/2004                12,065                    12,334
 3/31/2004                11,900                    12,287
 4/30/2004                11,475                    11,859
 5/31/2004                11,492                    11,852
 6/30/2004                11,883                    12,264
 7/31/2004                11,446                    11,709
 8/31/2004                11,367                    11,548
 9/30/2004                11,690                    11,928
10/31/2004                12,059                    12,382
11/30/2004                13,035                    13,383
12/31/2004                13,573                    14,155
 1/31/2005                13,959                    14,473
 2/28/2005                14,436                    14,815
 3/31/2005                14,112                    14,630
 4/30/2005                13,636                    13,969
 5/31/2005                13,369                    13,845
 6/30/2005                13,625                    14,058
 7/31/2005                13,891                    14,476
 8/31/2005                14,674                    15,176
 9/30/2005                14,509                    15,203
10/31/2005                14,101                    14,740
11/30/2005                14,714                    15,475
12/31/2005                15,360                    16,144
 1/31/2006                16,563                    17,459
 2/28/2006                16,790                    17,732
 3/31/2006                17,067                    18,091
 4/30/2006                17,930                    19,049
 5/31/2006                17,567                    18,626
 6/30/2006                17,561                    18,468
 7/31/2006                17,686                    18,324
 8/31/2006                18,429                    18,983
 9/30/2006                18,968                    19,540
10/31/2006                20,045                    20,659
11/30/2006                21,305                    21,998
12/31/2006                22,467                    23,030
 1/31/2007                22,626                    22,976
 2/28/2007                22,621                    23,048
 3/31/2007                23,687                    24,001
 4/30/2007                24,504                    25,193
 5/31/2007                24,833                    25,355
 6/30/2007                23,925                    24,617
 7/31/2007                23,800                    24,478
 8/31/2007                23,664                    23,581
 9/30/2007                22,847                    22,245
10/31/2007                24,674                    24,689
11/30/2007                21,821                    21,832
12/31/2007                20,669                    20,736
 1/31/2008                19,280                    19,068
 2/29/2008                19,563                    19,714
 3/31/2008                19,490                    19,466
 4/30/2008                19,818                    19,828
 5/31/2008                19,875                    19,922
 6/30/2008                18,293                    18,560
 7/31/2008                17,652                    17,819
 8/31/2008                17,368                    17,353
 9/30/2008                14,685                    14,162
10/31/2008                10,743                    10,232
11/30/2008                 9,983                     9,283
12/31/2008                 9,762                     9,048
 1/31/2009                 9,524                     8,998
 2/28/2009                 9,132                     8,700
 3/31/2009                 9,529                     9,205
 4/30/2009                11,526                    11,319
 5/31/2009                12,706                    12,515
 6/30/2009                12,768                    12,603
 7/31/2009                13,874                    13,763
 8/31/2009                14,957                    15,090
 9/30/2009                15,394                    15,438
10/31/2009                15,417                    15,460
11/30/2009                15,372                    15,299
12/31/2009                15,695                    15,677
 1/31/2010                15,542                    15,604
 2/28/2010                15,009                    14,905
 3/31/2010                16,268                    16,219
 4/30/2010                16,869                    16,866
 5/31/2010                14,963                    14,839
 6/30/2010                15,247                    14,903
 7/31/2010                17,306                    16,696
 8/31/2010                16,670                    16,242
 9/30/2010                18,452                    18,032
10/31/2010                19,416                    18,801
11/30/2010                18,463                    18,018
12/31/2010                20,352                    19,903
 1/31/2011                20,647                    20,095
 2/28/2011                21,271                    20,625
 3/31/2011                20,879                    20,269
 4/30/2011                22,728                    22,127
 5/31/2011                22,592                    21,847
 6/30/2011                21,872                    21,111
 7/31/2011                21,730                    21,053
 8/31/2011                19,563                    18,905
 9/30/2011                17,589                    16,912
10/31/2011                19,455                    18,760
11/30/2011                18,866                    18,032
12/31/2011                18,281                    17,430
 1/31/2012                19,898                    19,198
 2/29/2012                21,520                    20,981
 3/31/2012                21,991                    21,050
 4/30/2012                22,371                    21,408
 5/31/2012                19,853                    18,756
 6/30/2012                20,828                    19,649
 7/31/2012                21,180                    20,007
 8/31/2012                22,343                    21,066
 9/30/2012                23,494                    22,190
10/31/2012                24,010                    22,649
11/30/2012                24,163                    22,657
12/31/2012                25,496                    23,700
 1/31/2013                25,950                    24,323
 2/28/2013                26,188                    24,460
 3/31/2013                26,971                    25,119
 4/30/2013                27,657                    25,747
 5/31/2013                27,918                    26,095
 6/30/2013                27,306                    25,154
 7/31/2013                29,620                    27,249            Past performance is not predictive of
 8/31/2013                29,836                    27,622            future performance.
 9/30/2013                31,855                    29,695
10/31/2013                32,995                    30,741            The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE        TEN             redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      YEARS
         -------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              37.42%      25.16%     12.68%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                 [CHART]

               The Continental Small    MSCI Europe ex UK Small
                  Company Series       Cap Index (net dividends)
               ---------------------   -------------------------
10/31/2003           $10,000                  $10,000
11/30/2003            10,524                   10,532
12/31/2003            11,180                   11,083
 1/31/2004            11,720                   11,641
 2/29/2004            12,113                   12,033
 3/31/2004            11,867                   11,618
 4/30/2004            11,725                   11,435
 5/31/2004            11,856                   11,471
 6/30/2004            12,213                   11,881
 7/31/2004            11,820                   11,403
 8/31/2004            11,893                   11,439
 9/30/2004            12,512                   12,077
10/31/2004            12,984                   12,589
11/30/2004            14,373                   13,986
12/31/2004            15,118                   14,686
 1/31/2005            15,333                   14,850
 2/28/2005            16,319                   15,891
 3/31/2005            15,873                   15,485
 4/30/2005            15,454                   15,029
 5/31/2005            15,496                   15,243
 6/30/2005            15,915                   15,731
 7/31/2005            16,906                   16,810
 8/31/2005            17,478                   17,288
 9/30/2005            17,923                   17,878
10/31/2005            17,037                   16,644
11/30/2005            17,100                   16,856
12/31/2005            17,986                   17,833
 1/31/2006            19,712                   19,823
 2/28/2006            20,283                   20,383
 3/31/2006            21,594                   21,700
 4/30/2006            23,083                   23,237
 5/31/2006            21,977                   22,043
 6/30/2006            21,568                   21,541
 7/31/2006            21,521                   21,305
 8/31/2006            22,092                   21,806
 9/30/2006            22,391                   22,035
10/31/2006            23,519                   23,213
11/30/2006            25,155                   24,837
12/31/2006            26,356                   26,009
 1/31/2007            27,577                   26,842
 2/28/2007            27,625                   26,957
 3/31/2007            29,240                   28,390
 4/30/2007            30,781                   30,108
 5/31/2007            31,379                   30,633
 6/30/2007            31,038                   30,340
 7/31/2007            30,870                   30,118
 8/31/2007            29,775                   28,755
 9/30/2007            30,440                   29,327
10/31/2007            31,909                   31,082
11/30/2007            29,554                   28,858
12/31/2007            28,988                   28,274
 1/31/2008            26,230                   24,869
 2/29/2008            27,357                   26,374
 3/31/2008            28,228                   26,910
 4/30/2008            28,568                   27,370
 5/31/2008            29,119                   27,796
 6/30/2008            26,665                   25,227
 7/31/2008            25,254                   23,795
 8/31/2008            24,567                   23,145
 9/30/2008            20,294                   18,353
10/31/2008            14,877                   13,189
11/30/2008            13,718                   12,096
12/31/2008            15,149                   13,213
 1/31/2009            13,429                   12,027
 2/28/2009            12,271                   10,968
 3/31/2009            13,162                   11,816
 4/30/2009            15,317                   14,275
 5/31/2009            17,535                   16,407
 6/30/2009            17,320                   16,196
 7/31/2009            18,700                   17,650
 8/31/2009            20,267                   19,462
 9/30/2009            22,003                   21,327
10/31/2009            21,390                   20,745
11/30/2009            22,040                   21,171
12/31/2009            21,972                   21,267
 1/31/2010            21,610                   20,983
 2/28/2010            21,154                   20,386
 3/31/2010            22,727                   22,039
 4/30/2010            22,512                   21,900
 5/31/2010            19,313                   18,512
 6/30/2010            19,192                   18,236
 7/31/2010            21,489                   20,420
 8/31/2010            20,509                   19,450
 9/30/2010            23,330                   22,451
10/31/2010            24,678                   23,891
11/30/2010            22,764                   22,081
12/31/2010            25,716                   25,173
 1/31/2011            26,450                   25,742
 2/28/2011            26,906                   26,179
 3/31/2011            27,813                   27,062
 4/30/2011            29,696                   28,952
 5/31/2011            28,694                   27,848
 6/30/2011            27,771                   26,949
 7/31/2011            26,203                   25,313
 8/31/2011            23,513                   22,669
 9/30/2011            19,974                   19,263
10/31/2011            22,024                   21,374
11/30/2011            20,572                   19,704
12/31/2011            19,764                   19,034
 1/31/2012            21,647                   20,922
 2/29/2012            23,036                   22,528
 3/31/2012            23,078                   22,345
 4/30/2012            22,543                   21,973
 5/31/2012            19,465                   18,960
 6/30/2012            20,320                   19,894
 7/31/2012            20,115                   19,823
 8/31/2012            21,033                   20,687
 9/30/2012            22,145                   21,801
10/31/2012            22,528                   22,177
11/30/2012            22,832                   22,516
12/31/2012            24,211                   23,731
 1/31/2013            26,046                   25,663
 2/28/2013            25,789                   25,584
 3/31/2013            25,212                   24,927
 4/30/2013            26,251                   25,895
 5/31/2013            26,738                   26,483
 6/30/2013            25,857                   25,304
 7/31/2013            28,112                   27,605               Past performance is not predictive of
 8/31/2013            28,149                   27,554               future performance.
 9/30/2013            30,614                   29,910
10/31/2013            32,365                   31,711               The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL       ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN         YEAR      YEARS      YEARS
         -----------------------------------------------------      MSCI data copyright MSCI 2013, all
                             43.67%     16.82%     12.46%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2013

                                            [CHART]

                  The Canadian Small               MSCI Canada Small
                    Company Series            Cap Index (net dividends)
                -----------------------      --------------------------
  4/2/2007             $10,000                         $10,000
 4/30/2007              10,710                          10,487
 5/31/2007              11,420                          11,331
 6/30/2007              11,370                          11,306
 7/31/2007              11,300                          11,024
 8/31/2007              10,560                          10,340
 9/30/2007              11,730                          11,600
10/31/2007              13,000                          12,852
11/30/2007              11,020                          10,809
12/31/2007              11,430                          11,109
 1/31/2008              10,350                          10,107
 2/29/2008              11,160                          11,071
 3/31/2008              10,290                          10,199
 4/30/2008              10,540                          10,555
 5/31/2008              11,140                          11,104
 6/30/2008              10,620                          10,725
 7/31/2008               9,710                           9,775
 8/31/2008               9,310                           9,530
 9/30/2008               7,190                           7,506
10/31/2008               4,800                           5,011
11/30/2008               4,180                           4,560
12/31/2008               4,500                           4,785
 1/31/2009               4,530                           4,833
 2/28/2009               4,120                           4,454
 3/31/2009               4,380                           4,708
 4/30/2009               5,300                           5,466
 5/31/2009               6,340                           6,622
 6/30/2009               5,950                           6,220
 7/31/2009               6,700                           6,996
 8/31/2009               6,920                           7,260
 9/30/2009               7,910                           8,157
10/31/2009               7,760                           8,211
11/30/2009               8,420                           8,900
12/31/2009               8,960                           9,423
 1/31/2010               8,540                           9,031
 2/28/2010               9,050                           9,632
 3/31/2010               9,770                          10,454
 4/30/2010              10,120                          10,890
 5/31/2010               9,150                           9,929
 6/30/2010               8,730                           9,464
 7/31/2010               9,440                          10,234
 8/31/2010               9,330                          10,202
 9/30/2010              10,430                          11,319
10/31/2010              11,110                          12,004
11/30/2010              11,650                          12,509
12/31/2010              12,840                          13,660
 1/31/2011              12,780                          13,500
 2/28/2011              13,660                          14,392
 3/31/2011              13,680                          14,396
 4/30/2011              13,940                          14,833
 5/31/2011              13,360                          14,236
 6/30/2011              12,620                          13,510
 7/31/2011              12,810                          13,868
 8/31/2011              11,840                          13,043
 9/30/2011               9,600                          10,655
10/31/2011              11,140                          12,174
11/30/2011              10,750                          11,857
12/31/2011              10,580                          11,613
 1/31/2012              11,490                          12,564
 2/29/2012              11,930                          13,014
 3/31/2012              11,400                          12,326
 4/30/2012              11,140                          12,227
 5/31/2012               9,840                          10,801
 6/30/2012               9,860                          10,768
 7/31/2012              10,130                          11,140
 8/31/2012              10,560                          11,603
 9/30/2012              11,010                          12,189
10/31/2012              10,860                          11,971
11/30/2012              10,680                          11,703
12/31/2012              10,930                          11,894
 1/31/2013              11,250                          12,137
 2/28/2013              10,700                          11,549
 3/31/2013              11,010                          11,822
 4/30/2013              10,650                          11,555
 5/31/2013              10,480                          11,271
 6/30/2013              10,050                          10,576
 7/31/2013              10,790                          11,389             Past performance is not predictive of
 8/31/2013              10,690                          11,262             future performance.
 9/30/2013              11,170                          11,696
10/31/2013              11,480                          11,959             The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM               redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       04/02/2007
         ------------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              5.71%      19.05%        2.12%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

               The Emerging Markets Series    MSCI Emerging Markets Index
                                                    (net dividends)
              -----------------------------   ---------------------------
10/31/2003              $10,000                        $10,000
11/30/2003                9,905                         10,122
12/31/2003               10,948                         10,855
 1/31/2004               11,159                         11,234
 2/29/2004               11,655                         11,749
 3/31/2004               11,735                         11,896
 4/30/2004               10,991                         10,922
 5/31/2004               10,867                         10,704
 6/30/2004               11,064                         10,749
 7/31/2004               11,057                         10,552
 8/31/2004               11,363                         10,990
 9/30/2004               12,004                         11,624
10/31/2004               12,340                         11,902
11/30/2004               13,418                         13,004
12/31/2004               14,293                         13,628
 1/31/2005               14,410                         13,663
 2/28/2005               15,481                         14,855
 3/31/2005               14,424                         13,873
 4/30/2005               14,082                         13,501
 5/31/2005               14,504                         13,971
 6/30/2005               14,942                         14,445
 7/31/2005               15,904                         15,455
 8/31/2005               16,006                         15,587
 9/30/2005               17,281                         17,039
10/31/2005               16,421                         15,925
11/30/2005               17,609                         17,243
12/31/2005               18,630                         18,262
 1/31/2006               20,415                         20,301
 2/28/2006               20,357                         20,277
 3/31/2006               20,634                         20,456
 4/30/2006               21,873                         21,913
 5/31/2006               19,351                         19,617
 6/30/2006               19,329                         19,569
 7/31/2006               19,687                         19,849
 8/31/2006               20,306                         20,355
 9/30/2006               20,590                         20,524
10/31/2006               21,822                         21,499
11/30/2006               23,222                         23,097
12/31/2006               24,162                         24,137
 1/31/2007               24,519                         23,877
 2/28/2007               24,147                         23,735
 3/31/2007               25,248                         24,680
 4/30/2007               26,866                         25,823
 5/31/2007               28,666                         27,102
 6/30/2007               29,140                         28,372
 7/31/2007               29,847                         29,869
 8/31/2007               29,337                         29,235
 9/30/2007               31,924                         32,463
10/31/2007               35,430                         36,084
11/30/2007               33,120                         33,526
12/31/2007               33,003                         33,643
 1/31/2008               30,131                         29,445
 2/29/2008               31,093                         31,618
 3/31/2008               30,131                         29,945
 4/30/2008               32,289                         32,375
 5/31/2008               32,478                         32,976
 6/30/2008               29,147                         29,687
 7/31/2008               28,768                         28,567
 8/31/2008               27,063                         26,285
 9/30/2008               23,302                         21,685
10/31/2008               17,165                         15,750
11/30/2008               15,612                         14,565
12/31/2008               16,837                         15,701
 1/31/2009               15,547                         14,687
 2/28/2009               14,541                         13,858
 3/31/2009               16,640                         15,850
 4/30/2009               19,111                         18,487
 5/31/2009               22,369                         21,646
 6/30/2009               22,179                         21,355
 7/31/2009               24,723                         23,756
 8/31/2009               24,810                         23,671
 9/30/2009               27,004                         25,820
10/31/2009               26,443                         25,852
11/30/2009               28,025                         26,962
12/31/2009               29,038                         28,027
 1/31/2010               27,456                         26,464
 2/28/2010               27,792                         26,557
 3/31/2010               30,124                         28,701
 4/30/2010               30,306                         29,049
 5/31/2010               27,493                         26,494
 6/30/2010               27,536                         26,299
 7/31/2010               29,964                         28,489
 8/31/2010               29,271                         27,936
 9/30/2010               32,602                         31,040
10/31/2010               33,593                         31,941
11/30/2010               32,843                         31,098
12/31/2010               35,517                         33,317
 1/31/2011               34,599                         32,413
 2/28/2011               34,359                         32,111
 3/31/2011               36,276                         33,999
 4/30/2011               37,544                         35,054
 5/31/2011               36,509                         34,134
 6/30/2011               36,079                         33,609
 7/31/2011               35,802                         33,460
 8/31/2011               32,908                         30,470
 9/30/2011               27,930                         26,027
10/31/2011               31,429                         29,475
11/30/2011               30,343                         27,511
12/31/2011               29,461                         27,179
 1/31/2012               32,617                         30,262
 2/29/2012               34,388                         32,074
 3/31/2012               33,499                         31,004
 4/30/2012               32,901                         30,633
 5/31/2012               29,359                         27,198
 6/30/2012               30,816                         28,248
 7/31/2012               31,064                         28,799
 8/31/2012               31,276                         28,703
 9/30/2012               33,025                         30,435
10/31/2012               32,857                         30,250
11/30/2012               33,287                         30,634
12/31/2012               35,241                         32,132
 1/31/2013               35,423                         32,575
 2/28/2013               35,015                         32,166
 3/31/2013               34,519                         31,612
 4/30/2013               34,913                         31,850
 5/31/2013               33,783                         31,033
 6/30/2013               31,662                         29,057               Past performance is not predictive of
 7/31/2013               32,128                         29,361               future performance.
 8/31/2013               31,378                         28,856
 9/30/2013               33,615                         30,733               The returns shown do not reflect the
10/31/2013               35,153                         32,226               deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                6.99%       15.42%       13.40%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                            [CHART]

                The Emerging Markets               MSCI Emerging
                  Small Cap Series        Markets Index (net dividends)
               ---------------------    ---------------------------------
10/31/2003            $10,000                      $10,000
11/30/2003             10,203                       10,122
12/31/2003             11,223                       10,855
 1/31/2004             11,560                       11,234
 2/29/2004             12,048                       11,749
 3/31/2004             12,251                       11,896
 4/30/2004             11,575                       10,922
 5/31/2004             11,095                       10,704
 6/30/2004             11,185                       10,749
 7/31/2004             11,268                       10,552
 8/31/2004             11,643                       10,990
 9/30/2004             12,288                       11,624
10/31/2004             12,603                       11,902
11/30/2004             13,796                       13,004
12/31/2004             14,531                       13,628
 1/31/2005             14,944                       13,663
 2/28/2005             15,889                       14,855
 3/31/2005             14,801                       13,873
 4/30/2005             14,261                       13,501
 5/31/2005             14,539                       13,971
 6/30/2005             14,906                       14,445
 7/31/2005             15,739                       15,455
 8/31/2005             15,844                       15,587
 9/30/2005             16,894                       17,039
10/31/2005             16,077                       15,925
11/30/2005             17,224                       17,243
12/31/2005             18,357                       18,262
 1/31/2006             20,143                       20,301
 2/28/2006             20,368                       20,277
 3/31/2006             20,735                       20,456
 4/30/2006             22,438                       21,913
 5/31/2006             20,083                       19,617
 6/30/2006             19,205                       19,569
 7/31/2006             19,647                       19,849
 8/31/2006             20,338                       20,355
 9/30/2006             20,915                       20,524
10/31/2006             22,498                       21,499
11/30/2006             24,209                       23,097
12/31/2006             25,326                       24,137
 1/31/2007             25,829                       23,877
 2/28/2007             26,047                       23,735
 3/31/2007             27,224                       24,680
 4/30/2007             29,310                       25,823
 5/31/2007             31,650                       27,102
 6/30/2007             32,603                       28,372
 7/31/2007             34,201                       29,869
 8/31/2007             32,791                       29,235
 9/30/2007             35,049                       32,463
10/31/2007             37,704                       36,084
11/30/2007             34,696                       33,526
12/31/2007             35,101                       33,643
 1/31/2008             30,893                       29,445
 2/29/2008             31,785                       31,618
 3/31/2008             30,308                       29,945
 4/30/2008             32,153                       32,375
 5/31/2008             31,973                       32,976
 6/30/2008             28,290                       29,687
 7/31/2008             27,862                       28,567
 8/31/2008             26,182                       26,285
 9/30/2008             21,470                       21,685
10/31/2008             14,966                       15,750
11/30/2008             14,059                       14,565
12/31/2008             16,054                       15,701
 1/31/2009             14,831                       14,687
 2/28/2009             13,923                       13,858
 3/31/2009             15,844                       15,850
 4/30/2009             19,055                       18,487
 5/31/2009             23,383                       21,646
 6/30/2009             23,271                       21,355
 7/31/2009             26,249                       23,756
 8/31/2009             26,564                       23,671
 9/30/2009             28,785                       25,820
10/31/2009             28,762                       25,852
11/30/2009             30,473                       26,962
12/31/2009             32,153                       28,027
 1/31/2010             30,743                       26,464
 2/28/2010             31,275                       26,557
 3/31/2010             33,953                       28,701
 4/30/2010             34,516                       29,049
 5/31/2010             31,058                       26,494
 6/30/2010             31,890                       26,299
 7/31/2010             34,831                       28,489
 8/31/2010             35,004                       27,936
 9/30/2010             39,265                       31,040
10/31/2010             40,833                       31,941
11/30/2010             39,745                       31,098
12/31/2010             42,033                       33,317
 1/31/2011             40,270                       32,413
 2/28/2011             39,100                       32,111
 3/31/2011             41,283                       33,999
 4/30/2011             43,466                       35,054
 5/31/2011             42,498                       34,134
 6/30/2011             42,491                       33,609
 7/31/2011             42,978                       33,460
 8/31/2011             38,912                       30,470
 9/30/2011             32,003                       26,027
10/31/2011             35,551                       29,475
11/30/2011             33,833                       27,511
12/31/2011             32,933                       27,179
 1/31/2012             36,662                       30,262
 2/29/2012             39,670                       32,074
 3/31/2012             38,665                       31,004
 4/30/2012             37,742                       30,633
 5/31/2012             34,306                       27,198
 6/30/2012             35,619                       28,248
 7/31/2012             35,199                       28,799
 8/31/2012             36,122                       28,703
 9/30/2012             38,237                       30,435
10/31/2012             38,110                       30,250
11/30/2012             38,785                       30,634
12/31/2012             41,185                       32,132
 1/31/2013             41,958                       32,575
 2/28/2013             42,401                       32,166
 3/31/2013             42,221                       31,612
 4/30/2013             43,083                       31,850
 5/31/2013             42,491                       31,033
 6/30/2013             38,815                       29,057
 7/31/2013             39,010                       29,361
 8/31/2013             37,397                       28,856                   Past performance is not predictive of
 9/30/2013             40,143                       30,733                   future performance.
10/31/2013             41,695                       32,226
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                9.41%       22.74%       15.35%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.68% for the Series and 28.29% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to deeper value stocks, measured by book-to-market ratios. These stocks generally outperformed relative to the Index, and the Series' higher weight contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Series' outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity market with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large caps while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2013, total returns were 28.18% for the Series and 24.65% for the MSCI World ex USA Index (net dividends). The Series focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Series' significantly greater exposure than the Index to these securities contributed to the Series' outperformance relative to the Index. In particular, the Series' greater exposure to value stocks in the financial sector was beneficial as these names outperformed. The Series' exclusion of real estate investment trusts ("REITs") also benefited the Series' relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index generally detracted from relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 30.62% for the Series and 30.99% for the MSCI Japan Small Cap Index (net dividends). The Series' lesser exposure than the Index to GungHo Online Entertainment, Inc., an online gaming company that significantly outperformed, was primarily responsible for the Series' relative underperformance. To a lesser extent, the Series' exclusion of real estate investment trusts ("REITs") contributed positively to the Series' relative performance as REITs underperformed during the period.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 940 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 10.97% for the Series and 6.83% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' greater weight in the consumer discretionary sector and lesser weight in the materials sector contributed to the Series' outperformance relative to the Index as consumer discretionary outperformed and materials underperformed. The Series' exclusion of real estate investment trusts ("REITs") also had a small positive impact on the Series' relative performance as REITs underperformed during the period.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 350 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 37.42% for the Series and 35.72% for the MSCI UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series had a lesser allocation to the energy sector, which contributed to the Series' outperformance relative to the Index as energy significantly underperformed. The Series' exclusion of real estate investment trusts ("REITs") also contributed to the Series' outperformance relative to the Index as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series seeks to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,200 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 43.67% for the Series and 42.99% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Series' exclusion of real estate investment trusts ("REITs") contributed to the Series' outperformance relative to the Index, as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 390 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 5.71% for the Series and -0.09% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market. The Series' holdings in the materials sector significantly outperformed those of the Index and contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") also contributed to the Series' outperformance relative to the Index as REITs underperformed during the period.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 6.99% for the Series and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in country weights between the Series and the Index contributed to relative performance differences. In addition, differences in holdings within the financial sector contributed to the Series' relative outperformance.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 3,100 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 9.41% for the Series and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large caps over the period. The Series' significantly greater exposure to small cap stocks was primarily responsible for the Series' outperformance relative to the Index.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          SIX MONTHS ENDED OCTOBER 31, 2013
     EXPENSE TABLES
                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     THE U.S. LARGE CAP VALUE SERIES
     -
     Actual Fund Return............ $1,000.00 $1,145.10    0.11%    $0.59
     Hypothetical 5% Annual Return. $1,000.00 $1,024.65    0.11%    $0.56

     THE DFA INTERNATIONAL VALUE SERIES
     -
     Actual Fund Return............ $1,000.00 $1,125.00    0.22%    $1.18
     Hypothetical 5% Annual Return. $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/13  10/31/13    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,035.70    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,002.60    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,193.00    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,232.90    0.13%    $0.73
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,077.90    0.11%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,006.90    0.14%    $0.71
Hypothetical 5% Annual Return........... $1,000.00 $1,024.50    0.14%    $0.71

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  967.80    0.25%    $1.24
Hypothetical 5% Annual Return........... $1,000.00 $1,023.95    0.25%    $1.28

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  12.6%
              Consumer Staples.............................   7.5%
              Energy.......................................  20.7%
              Financials...................................  24.9%
              Health Care..................................   8.0%
              Industrials..................................  12.2%
              Information Technology.......................   5.9%
              Materials....................................   3.3%
              Telecommunication Services...................   4.6%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................   9.4%
              Consumer Staples.............................   4.9%
              Energy.......................................  12.7%
              Financials...................................  36.7%
              Health Care..................................   1.3%
              Industrials..................................  10.4%
              Information Technology.......................   3.7%
              Materials....................................  10.9%
              Other........................................    --
              Telecommunication Services...................   7.1%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                       THE JAPANESE SMALL COMPANY SERIES
              Consumer Discretionary.......................  21.4%
              Consumer Staples.............................   9.3%
              Energy.......................................   0.9%
              Financials...................................  11.0%
              Health Care..................................   4.7%
              Industrials..................................  29.9%
              Information Technology.......................  10.4%
              Materials....................................  11.9%
              Telecommunication Services...................    --
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     THE ASIA PACIFIC SMALL COMPANY SERIES
              Consumer Discretionary.......................  29.3%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.4%
              Financials...................................  13.5%
              Health Care..................................   5.0%
              Industrials..................................  20.2%
              Information Technology.......................   4.8%
              Materials....................................  10.7%
              Other........................................    --
              Telecommunication Services...................   3.5%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                    THE UNITED KINGDOM SMALL COMPANY SERIES
              Consumer Discretionary.......................  26.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   5.4%
              Financials...................................  14.4%
              Health Care..................................   2.6%
              Industrials..................................  26.7%
              Information Technology.......................   7.8%
              Materials....................................   7.6%
              Telecommunication Services...................   2.4%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.7%
              Energy.......................................   4.4%
              Financials...................................  18.6%
              Health Care..................................   9.2%
              Industrials..................................  24.4%
              Information Technology.......................  10.0%
              Materials....................................   8.0%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                       THE CANADIAN SMALL COMPANY SERIES
              Consumer Discretionary.......................  10.2%
              Consumer Staples.............................   4.3%
              Energy.......................................  26.9%
              Financials...................................   8.1%
              Health Care..................................   2.0%
              Industrials..................................  14.6%
              Information Technology.......................   5.8%
              Materials....................................  22.5%
              Telecommunication Services...................   0.4%
              Utilities....................................   5.2%
                                                            -----
                                                            100.0%

                          THE EMERGING MARKETS SERIES
              Consumer Discretionary.......................   9.0%
              Consumer Staples.............................   8.6%
              Energy.......................................  12.0%
              Financials...................................  25.9%
              Health Care..................................   1.5%
              Industrials..................................   7.3%
              Information Technology.......................  15.2%
              Materials....................................  10.4%
              Other........................................    --
              Telecommunication Services...................   6.9%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES
              Consumer Discretionary.......................  18.1%
              Consumer Staples.............................   8.9%
              Energy.......................................   2.3%
              Financials...................................  16.5%
              Health Care..................................   6.3%
              Industrials..................................  17.8%
              Information Technology.......................  13.1%
              Materials....................................  12.6%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.7%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................ 10,008,890 $  476,222,986            3.2%
    Comcast Corp. Special Class A........  3,819,364    176,836,553            1.2%
*   General Motors Co....................  3,555,515    131,376,279            0.9%
    Time Warner Cable, Inc...............  1,876,119    225,415,698            1.5%
    Time Warner, Inc.....................  4,974,348    341,936,681            2.3%
    Other Securities.....................               515,830,578            3.5%
                                                     --------------           -----
Total Consumer Discretionary.............             1,867,618,775           12.6%
                                                     --------------           -----
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co............  3,189,248    130,440,243            0.9%
    CVS Caremark Corp....................  7,147,441    444,999,677            3.0%
    Mondelez International, Inc. Class A.  9,025,752    303,626,297            2.0%
    Other Securities.....................               227,833,106            1.5%
                                                     --------------           -----
Total Consumer Staples...................             1,106,899,323            7.4%
                                                     --------------           -----
Energy -- (19.9%)
    Anadarko Petroleum Corp..............  2,511,077    239,280,527            1.6%
    Apache Corp..........................  1,526,796    135,579,485            0.9%
    Baker Hughes, Inc....................  1,673,042     97,187,010            0.6%
    Chevron Corp.........................  4,348,879    521,691,525            3.5%
    ConocoPhillips.......................  6,993,622    512,632,493            3.4%
    Devon Energy Corp....................  1,479,247     93,517,995            0.6%
    Hess Corp............................  1,606,476    130,445,851            0.9%
    Marathon Oil Corp....................  3,640,872    128,377,147            0.9%
    Marathon Petroleum Corp..............  1,791,952    128,411,280            0.9%
    National Oilwell Varco, Inc..........  1,816,355    147,451,699            1.0%
    Occidental Petroleum Corp............  1,521,584    146,193,791            1.0%
    Phillips 66..........................  2,926,797    188,573,531            1.3%
    Valero Energy Corp...................  2,806,975    115,563,161            0.8%
    Other Securities.....................               484,245,131            3.3%
                                                     --------------           -----
Total Energy.............................             3,069,150,626           20.7%
                                                     --------------           -----
Financials -- (23.9%)
    American International Group, Inc....  8,251,823    426,206,658            2.9%
    Bank of America Corp................. 39,239,978    547,790,093            3.7%
    Bank of New York Mellon Corp. (The)..  3,633,937    115,559,197            0.8%
    Capital One Financial Corp...........  1,875,702    128,804,456            0.9%
    Citigroup, Inc....................... 10,998,186    536,491,513            3.6%
    CME Group, Inc.......................  1,618,207    120,087,142            0.8%
    JPMorgan Chase & Co..................  5,379,341    277,251,235            1.9%
    Loews Corp...........................  2,050,343     99,052,070            0.7%
    MetLife, Inc.........................  5,110,004    241,754,289            1.6%
    Morgan Stanley.......................  7,883,626    226,496,575            1.5%
    Prudential Financial, Inc............  2,327,738    189,454,596            1.3%
    Other Securities.....................               785,679,755            5.2%
                                                     --------------           -----
Total Financials.........................             3,694,627,579           24.9%
                                                     --------------           -----
Health Care -- (7.7%)
    Aetna, Inc...........................  2,027,401    127,118,043            0.9%
*   Express Scripts Holding Co...........  2,283,090    142,738,787            1.0%
    Pfizer, Inc..........................  7,744,869    237,612,581            1.6%
    Thermo Fisher Scientific, Inc........  1,932,026    188,913,502            1.3%
    WellPoint, Inc.......................  1,824,634    154,728,963            1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
Health Care -- (Continued)
      Other Securities...................................             $   330,262,151            2.1%
                                                                      ---------------          ------
Total Health Care........................................               1,181,374,027            8.0%
                                                                      ---------------          ------
Industrials -- (11.7%)
      CSX Corp...........................................   5,687,103     148,205,904            1.0%
      Eaton Corp. P.L.C..................................   1,993,999     140,696,569            1.0%
      FedEx Corp.........................................     759,707      99,521,617            0.7%
      General Electric Co................................  17,056,602     445,859,576            3.0%
      Norfolk Southern Corp..............................   1,681,939     144,680,393            1.0%
      Northrop Grumman Corp..............................   1,364,645     146,712,984            1.0%
      Union Pacific Corp.................................   1,891,022     286,300,731            1.9%
      Other Securities...................................                 389,576,498            2.5%
                                                                      ---------------          ------
Total Industrials........................................               1,801,554,272           12.1%
                                                                      ---------------          ------
Information Technology -- (5.6%)
      Corning, Inc.......................................   5,599,861      95,701,624            0.7%
      Hewlett-Packard Co.................................   9,295,748     226,537,379            1.5%
*     Yahoo!, Inc........................................   3,936,872     129,641,195            0.9%
      Other Securities...................................                 418,199,608            2.8%
                                                                      ---------------          ------
Total Information Technology.............................                 870,079,806            5.9%
                                                                      ---------------          ------
Materials -- (3.1%)
      Freeport-McMoRan Copper & Gold, Inc................   3,340,516     122,797,368            0.8%
      International Paper Co.............................   2,043,676      91,168,386            0.6%
      Other Securities...................................                 270,895,902            1.9%
                                                                      ---------------          ------
Total Materials..........................................                 484,861,656            3.3%
                                                                      ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc..........................................  14,518,387     525,565,609            3.5%
      Other Securities...................................                 152,680,539            1.1%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 678,246,148            4.6%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  47,551,285            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,801,963,497           99.8%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.073%. 110,063,812     110,063,812            0.7%
                                                                      ---------------          ------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                          -----------
                                                             (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................  45,096,723     521,769,090            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,087,346,593)...............................               $15,433,796,399          104.0%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,867,618,775           --   --    $ 1,867,618,775
  Consumer Staples............   1,106,899,323           --   --      1,106,899,323
  Energy......................   3,069,150,626           --   --      3,069,150,626
  Financials..................   3,694,627,579           --   --      3,694,627,579
  Health Care.................   1,181,374,027           --   --      1,181,374,027
  Industrials.................   1,801,554,272           --   --      1,801,554,272
  Information Technology......     870,079,806           --   --        870,079,806
  Materials...................     484,861,656           --   --        484,861,656
  Telecommunication Services..     678,246,148           --   --        678,246,148
  Utilities...................      47,551,285           --   --         47,551,285
Temporary Cash Investments....     110,063,812           --   --        110,063,812
Securities Lending Collateral.              -- $521,769,090   --        521,769,090
                               --------------- ------------   --    ---------------
TOTAL......................... $14,912,027,309 $521,769,090   --    $15,433,796,399
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                         ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.6%)
     Suncorp Group, Ltd................ 3,736,013 $ 47,108,867            0.5%
     Wesfarmers, Ltd................... 2,755,622  111,820,231            1.3%
     Other Securities..................            279,564,385            3.2%
                                                  ------------           -----
 TOTAL AUSTRALIA.......................            438,493,483            5.0%
                                                  ------------           -----

 AUSTRIA -- (0.2%)
     Other Securities..................             16,529,353            0.2%
                                                  ------------           -----

 BELGIUM -- (1.2%)
     Other Securities..................            112,978,600            1.3%
                                                  ------------           -----

 CANADA -- (8.8%)
 #   Canadian Natural Resources, Ltd... 1,849,320   58,690,835            0.7%
 #   Magna International, Inc..........   583,936   49,458,004            0.6%
 #   Manulife Financial Corp........... 4,587,163   81,259,196            0.9%
 #   Sun Life Financial, Inc........... 1,446,869   48,735,471            0.6%
     Suncor Energy, Inc................ 3,750,370  136,288,802            1.6%
 #   Thomson Reuters Corp.............. 1,557,384   58,522,328            0.7%
     Other Securities..................            400,896,217            4.4%
                                                  ------------           -----
 TOTAL CANADA..........................            833,850,853            9.5%
                                                  ------------           -----

 DENMARK -- (1.5%)
     Other Securities..................            137,640,320            1.6%
                                                  ------------           -----

 FINLAND -- (0.9%)
     Other Securities..................             82,560,530            0.9%
                                                  ------------           -----

 FRANCE -- (9.7%)
     AXA SA............................ 4,004,754   99,780,178            1.1%
     BNP Paribas SA.................... 1,975,744  145,756,834            1.7%
     Cie de St-Gobain.................. 1,078,023   56,585,484            0.7%
     GDF Suez.......................... 3,247,971   80,496,939            0.9%
     Orange............................ 3,875,091   53,267,297            0.6%
     Societe Generale SA............... 1,823,515  103,009,458            1.2%
     Vivendi SA........................ 3,686,124   93,331,608            1.1%
     Other Securities..................            290,292,116            3.2%
                                                  ------------           -----
 TOTAL FRANCE..........................            922,519,914           10.5%
                                                  ------------           -----

 GERMANY -- (8.4%)
     Allianz SE........................   518,031   86,978,602            1.0%
     Allianz SE ADR.................... 2,811,910   47,324,445            0.5%
     Bayerische Motoren Werke AG.......   663,299   75,071,136            0.9%
     Daimler AG........................ 2,088,586  171,002,503            1.9%
     Deutsche Bank AG.................. 1,538,807   74,369,159            0.8%
 #   Deutsche Telekom AG Sponsored ADR. 3,074,385   48,544,539            0.6%
     E.ON SE........................... 3,638,090   66,316,888            0.8%
     Muenchener Rueckversicherungs AG..   395,244   82,460,652            0.9%
     Other Securities..................            143,842,565            1.6%
                                                  ------------           -----
 TOTAL GERMANY.........................            795,910,489            9.0%
                                                  ------------           -----

 GREECE -- (0.0%)
     Other Securities..................              4,734,900            0.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   72,458,624            0.8%
    Other Securities........................               125,762,689            1.4%
                                                        --------------           -----
TOTAL HONG KONG.............................               198,221,313            2.2%
                                                        --------------           -----

IRELAND -- (0.1%)
    Other Securities........................                13,557,887            0.1%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                28,069,013            0.3%
                                                        --------------           -----

ITALY -- (1.5%)
    UniCredit SpA...........................  8,189,815     61,477,549            0.7%
    Other Securities........................                78,424,839            0.9%
                                                        --------------           -----
TOTAL ITALY.................................               139,902,388            1.6%
                                                        --------------           -----

JAPAN -- (17.7%)
    Mitsubishi Corp.........................  3,482,500     70,454,645            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    156,998,104            1.8%
    Mitsui & Co., Ltd.......................  4,220,700     60,296,595            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 18,537,940     61,185,438            0.7%
    NTT DOCOMO, Inc.........................  3,091,700     49,049,894            0.6%
    Other Securities........................             1,282,749,967           14.5%
                                                        --------------           -----
TOTAL JAPAN.................................             1,680,734,643           19.1%
                                                        --------------           -----

NETHERLANDS -- (3.1%)
*   ING Groep NV............................  6,479,202     82,335,806            0.9%
    Other Securities........................               207,395,423            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               289,731,229            3.3%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,293,702            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                67,730,341            0.8%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 6,386,228            0.1%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               109,323,500            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA......................  8,832,930     78,306,244            0.9%
    Iberdrola SA............................  7,444,256     46,726,442            0.5%
    Other Securities........................                94,892,837            1.1%
                                                        --------------           -----
TOTAL SPAIN.................................               219,925,523            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB..........................  5,366,449     68,644,974            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,374,169            0.7%
    Other Securities........................               138,816,259            1.5%
                                                        --------------           -----
TOTAL SWEDEN................................               263,835,402            3.0%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                     SHARES       VALUE++     OF NET ASSETS**
                                                                     ------       -------     ---------------
SWITZERLAND -- (6.9%)
      Credit Suisse Group AG......................................   1,928,358 $   59,987,253            0.7%
      Holcim, Ltd.................................................     887,877     66,039,798            0.8%
      Swiss Re AG.................................................   1,117,582     98,104,262            1.1%
      UBS AG......................................................   6,496,062    125,640,734            1.4%
      Zurich Insurance Group AG...................................     269,917     74,584,331            0.9%
      Other Securities............................................                232,054,236            2.6%
                                                                               --------------          ------
TOTAL SWITZERLAND.................................................                656,410,614            7.5%
                                                                               --------------          ------

UNITED KINGDOM -- (17.9%)
      Barclays P.L.C..............................................  14,540,536     61,178,709            0.7%
#     Barclays P.L.C. Sponsored ADR...............................   5,739,573     96,482,222            1.1%
      BP P.L.C. Sponsored ADR.....................................   5,793,659    269,405,143            3.1%
      Glencore Xstrata P.L.C......................................  15,896,454     86,511,958            1.0%
#     HSBC Holdings P.L.C. Sponsored ADR..........................   1,694,884     93,286,415            1.1%
      Kingfisher P.L.C............................................   8,609,963     52,085,475            0.6%
*     Lloyds Banking Group P.L.C..................................  82,680,839    102,259,365            1.2%
#     Royal Dutch Shell P.L.C. ADR................................   3,323,210    231,029,559            2.6%
      Vodafone Group P.L.C........................................  34,976,333    128,109,810            1.5%
      Vodafone Group P.L.C. Sponsored ADR.........................   3,949,158    145,407,998            1.6%
      Other Securities............................................                428,839,157            4.8%
                                                                               --------------          ------
TOTAL UNITED KINGDOM..............................................              1,694,595,811           19.3%
                                                                               --------------          ------
TOTAL COMMON STOCKS...............................................              8,719,936,036           99.2%
                                                                               --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities............................................                 23,753,308            0.3%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities............................................                         --            0.0%
                                                                               --------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                  1,906,872            0.0%
                                                                               --------------          ------
TOTAL RIGHTS/WARRANTS.............................................                  1,906,872            0.0%
                                                                               --------------          ------
                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT       VALUE+
                                                                     -------      ------             -
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund..............................  62,748,487    726,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $796,375 FNMA, rates ranging
       from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $720,177) to be repurchased at
       $706,058................................................... $       706        706,056            0.0%
                                                                               --------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                726,706,056            8.2%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,742,743,361).........................................               $9,472,302,272          107.7%
                                                                               ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    1,841,161 $  436,652,322   --    $  438,493,483
  Austria.....................             --     16,529,353   --        16,529,353
  Belgium.....................      3,382,426    109,596,174   --       112,978,600
  Canada......................    833,850,853             --   --       833,850,853
  Denmark.....................             --    137,640,320   --       137,640,320
  Finland.....................      1,950,990     80,609,540   --        82,560,530
  France......................      6,675,118    915,844,796   --       922,519,914
  Germany.....................    120,607,084    675,303,405   --       795,910,489
  Greece......................             --      4,734,900   --         4,734,900
  Hong Kong...................             --    198,221,313   --       198,221,313
  Ireland.....................      5,268,488      8,289,399   --        13,557,887
  Israel......................             --     28,069,013   --        28,069,013
  Italy.......................     18,295,120    121,607,268   --       139,902,388
  Japan.......................     67,433,792  1,613,300,851   --     1,680,734,643
  Netherlands.................     16,499,964    273,231,265   --       289,731,229
  New Zealand.................             --      6,293,702   --         6,293,702
  Norway......................        265,956     67,464,385   --        67,730,341
  Portugal....................             --      6,386,228   --         6,386,228
  Singapore...................             --    109,323,500   --       109,323,500
  Spain.......................     13,099,036    206,826,487   --       219,925,523
  Sweden......................     11,416,422    252,418,980   --       263,835,402
  Switzerland.................     90,293,410    566,117,204   --       656,410,614
  United Kingdom..............    926,568,412    768,027,399   --     1,694,595,811
Preferred Stocks
  Germany.....................             --     23,753,308   --        23,753,308
Rights/Warrants
  Hong Kong...................             --             --   --                --
  Spain.......................             --      1,906,872   --         1,906,872
Securities Lending Collateral.             --    726,706,056   --       726,706,056
                               -------------- --------------   --    --------------
TOTAL......................... $2,117,448,232 $7,354,854,040   --    $9,472,302,272
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (18.9%)
    Accordia Golf Co., Ltd......................   575,900 $  6,320,624            0.3%
    Aoyama Trading Co., Ltd.....................   315,900    8,054,712            0.4%
#*  Arnest One Corp.............................   238,800    6,557,104            0.3%
*   Haseko Corp................................. 1,339,000    9,924,834            0.4%
#   Nifco, Inc..................................   277,500    7,395,022            0.3%
    Resorttrust, Inc............................   200,608    7,641,738            0.3%
    Shimachu Co., Ltd...........................   273,900    6,651,367            0.3%
    Tokyo Dome Corp.............................   984,200    6,768,438            0.3%
    Toyo Tire & Rubber Co., Ltd................. 1,080,000    6,310,337            0.3%
    Other Securities............................            419,039,070           18.3%
                                                           ------------           -----
Total Consumer Discretionary....................            484,663,246           21.2%
                                                           ------------           -----
Consumer Staples -- (8.2%)
    Fuji Oil Co. Ltd/Osaka......................   367,600    6,699,430            0.3%
#   Nichirei Corp............................... 1,382,000    7,133,447            0.3%
#   Pigeon Corp.................................   191,600    9,885,257            0.4%
    Sapporo Holdings, Ltd....................... 1,874,000    8,333,114            0.4%
    Takara Holdings, Inc........................   702,500    6,442,135            0.3%
    UNY Group Holdings Co., Ltd................. 1,183,300    7,466,985            0.3%
    Other Securities............................            163,690,997            7.2%
                                                           ------------           -----
Total Consumer Staples..........................            209,651,365            9.2%
                                                           ------------           -----
Energy -- (0.8%)
    Other Securities............................             21,136,267            0.9%
                                                           ------------           -----
Financials -- (9.7%)
    Daishi Bank, Ltd. (The)..................... 2,006,000    7,003,326            0.3%
    Juroku Bank, Ltd. (The)..................... 1,985,000    7,771,817            0.3%
    Musashino Bank, Ltd. (The)..................   196,000    6,876,837            0.3%
    San-In Godo Bank, Ltd. (The)................   961,000    6,976,501            0.3%
    Other Securities............................            219,964,821            9.7%
                                                           ------------           -----
Total Financials................................            248,593,302           10.9%
                                                           ------------           -----
Health Care -- (4.2%)
#   Kaken Pharmaceutical Co., Ltd...............   417,000    6,512,147            0.3%
    Nihon Kohden Corp...........................   180,100    7,417,704            0.3%
    Rohto Pharmaceutical Co., Ltd...............   475,000    6,893,342            0.3%
    Ship Healthcare Holdings, Inc...............   185,700    7,620,076            0.3%
    Other Securities............................             77,893,145            3.5%
                                                           ------------           -----
Total Health Care...............................            106,336,414            4.7%
                                                           ------------           -----
Industrials -- (26.4%)
#   Daifuku Co., Ltd............................   505,000    6,493,984            0.3%
#   DMG Mori Seiki Co., Ltd.....................   551,500    8,946,428            0.4%
    Fujikura, Ltd............................... 2,042,000    9,317,972            0.4%
#   Furukawa Electric Co., Ltd.................. 3,973,000    9,208,531            0.4%
    Glory, Ltd..................................   305,000    7,563,052            0.3%
    Hitachi Zosen Corp..........................   879,499    6,993,194            0.3%
    Komori Corp.................................   407,800    6,412,688            0.3%
    Maeda Road Construction Co., Ltd............   360,000    6,401,143            0.3%
#   Minebea Co., Ltd............................ 1,975,000   10,933,515            0.5%
    Mitsui Engineering & Shipbuilding Co., Ltd.  4,170,000    8,185,614            0.4%
#*  Nippon Sheet Glass Co., Ltd................. 5,424,000    7,034,712            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE++     OF NET ASSETS**
                                                                          ------       -------     ---------------
Industrials -- (Continued)
      Nishimatsu Construction Co., Ltd.................................   1,855,000 $    6,548,878            0.3%
#     Nisshinbo Holdings, Inc..........................................     834,000      7,366,107            0.3%
#     OKUMA Corp.......................................................     792,000      6,690,276            0.3%
      OSG Corp.........................................................     401,700      6,498,156            0.3%
#     Sanwa Holdings Corp..............................................   1,215,000      7,786,723            0.3%
      Seino Holdings Co., Ltd..........................................     731,000      7,219,534            0.3%
      Sohgo Security Services Co., Ltd.................................     338,100      6,834,701            0.3%
      Other Securities.................................................                541,155,767           23.7%
                                                                                    --------------          ------
Total Industrials......................................................                677,590,975           29.7%
                                                                                    --------------          ------
Information Technology -- (9.2%)
*     Alps Electric Co., Ltd...........................................   1,084,100      9,513,585            0.4%
      Horiba, Ltd......................................................     218,850      7,996,873            0.4%
      IT Holdings Corp.................................................     448,301      6,439,577            0.3%
#     Taiyo Yuden Co., Ltd.............................................     619,100      7,935,573            0.4%
      Other Securities.................................................                204,758,270            8.9%
                                                                                    --------------          ------
Total Information Technology...........................................                236,643,878           10.4%
                                                                                    --------------          ------
Materials -- (10.5%)
      Mitsui Mining & Smelting Co., Ltd................................   3,353,000      8,547,456            0.4%
      Rengo Co., Ltd...................................................   1,219,000      6,519,768            0.3%
      Sumitomo Osaka Cement Co., Ltd...................................   2,274,000      9,175,091            0.4%
      Tokuyama Corp....................................................   1,979,000      7,654,790            0.3%
      Toyobo Co., Ltd..................................................   4,867,000      9,352,621            0.4%
      Other Securities.................................................                228,355,855           10.0%
                                                                                    --------------          ------
Total Materials........................................................                269,605,581           11.8%
                                                                                    --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities.................................................                    895,224            0.0%
                                                                                    --------------          ------
Utilities -- (0.4%)
      Other Securities.................................................                 10,306,973            0.5%
                                                                                    --------------          ------
TOTAL COMMON STOCKS....................................................              2,265,423,225           99.3%
                                                                                    --------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT       VALUE+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund...................................  25,929,127    300,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $474,360 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $428,972) to be repurchased at $420,562............... $       421        420,561            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                300,420,561           13.2%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,358,439,958)..............................................               $2,565,843,786          112.5%
                                                                                    ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  687,517 $  483,975,729   --    $  484,663,246
  Consumer Staples............         --    209,651,365   --       209,651,365
  Energy......................         --     21,136,267   --        21,136,267
  Financials..................  9,015,209    239,578,093   --       248,593,302
  Health Care.................         --    106,336,414   --       106,336,414
  Industrials.................         --    677,590,975   --       677,590,975
  Information Technology......         --    236,643,878   --       236,643,878
  Materials...................         --    269,605,581   --       269,605,581
  Telecommunication Services..         --        895,224   --           895,224
  Utilities...................         --     10,306,973   --        10,306,973
Securities Lending Collateral.         --    300,420,561   --       300,420,561
                               ---------- --------------   --    --------------
TOTAL......................... $9,702,726 $2,556,141,060   --    $2,565,843,786
                               ========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                   ------     -------    ---------------
COMMON STOCKS -- (81.3%)
AUSTRALIA -- (40.8%)
    Adelaide Brighton, Ltd......................  1,822,054 $  6,631,679            0.5%
#   Ansell, Ltd.................................    414,608    7,641,753            0.6%
    Aristocrat Leisure, Ltd.....................  2,580,305   12,320,792            1.0%
    Arrium, Ltd.................................  7,583,001    9,907,713            0.8%
#*  Aurora Oil & Gas, Ltd.......................  2,256,634    6,929,410            0.6%
    Beach Energy, Ltd...........................  7,442,568   10,052,661            0.8%
*   BlueScope Steel, Ltd........................  2,365,706   11,158,750            0.9%
#   Bradken, Ltd................................  1,201,799    7,089,963            0.6%
#   carsales.com, Ltd...........................  1,220,399   12,118,987            1.0%
    CSR, Ltd....................................  2,829,296    6,679,778            0.5%
#   David Jones, Ltd............................  3,241,419    8,330,548            0.7%
    Downer EDI, Ltd.............................  2,414,160   11,216,171            0.9%
    DuluxGroup, Ltd.............................  2,317,895   11,287,494            0.9%
    Envestra, Ltd...............................  6,189,006    6,576,924            0.5%
#   Fairfax Media, Ltd.......................... 11,005,131    6,283,630            0.5%
    Goodman Fielder, Ltd........................  9,960,250    7,158,645            0.6%
    GrainCorp, Ltd. Class A.....................    828,668    9,661,614            0.8%
#   Invocare, Ltd...............................    638,866    6,616,861            0.5%
    IOOF Holdings, Ltd..........................  1,239,793   10,543,213            0.8%
#   Iress, Ltd..................................    767,110    7,158,910            0.6%
#   JB Hi-Fi, Ltd...............................    639,044   13,169,341            1.0%
#   Mineral Resources, Ltd......................    756,386    8,087,153            0.6%
#   Monadelphous Group, Ltd.....................    491,743    8,437,605            0.7%
#   Myer Holdings, Ltd..........................  3,564,925    8,425,293            0.7%
    Navitas, Ltd................................  1,192,373    6,531,773            0.5%
#   Perpetual, Ltd..............................    234,074   10,190,785            0.8%
    Primary Health Care, Ltd....................  1,709,571    7,975,871            0.6%
#   Reece Australia, Ltd........................    238,257    6,301,473            0.5%
#*  Sims Metal Management, Ltd..................    863,295    8,177,344            0.6%
    Spark Infrastructure Group..................  4,143,888    6,637,154            0.5%
#   Super Retail Group, Ltd.....................  1,291,875   16,364,147            1.3%
#   TPG Telecom, Ltd............................  1,484,123    6,542,913            0.5%
#   UGL, Ltd....................................    995,514    6,923,273            0.6%
    Other Securities............................             343,191,406           27.0%
                                                            ------------           -----
TOTAL AUSTRALIA.................................             632,321,027           50.0%
                                                            ------------           -----

BERMUDA -- (0.0%)
    Other Securities............................                   4,364            0.0%
                                                            ------------           -----

CAYMAN ISLANDS -- (0.0%)
    Other Securities............................                  22,553            0.0%
                                                            ------------           -----

CHINA -- (0.1%)
    Other Securities............................               2,100,808            0.1%
                                                            ------------           -----

HONG KONG -- (22.5%)
#   Chow Sang Sang Holdings International, Ltd..  1,967,000    6,379,263            0.5%
#   Esprit Holdings, Ltd........................ 13,005,750   23,980,456            1.9%
#   Giordano International, Ltd.................  9,084,000    8,521,138            0.7%
    Hopewell Holdings, Ltd......................  1,804,000    6,087,002            0.5%
#   Luk Fook Holdings International, Ltd........  2,289,000    8,142,153            0.7%
#   Melco International Development, Ltd........  6,017,000   18,925,645            1.5%
    Pacific Basin Shipping, Ltd................. 11,222,000    8,030,542            0.6%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                       ------       -------     ---------------
HONG KONG -- (Continued)
      SA SA International Holdings, Ltd.............................   7,008,000 $    7,672,215            0.6%
      Shun Tak Holdings, Ltd........................................  10,767,419      6,237,351            0.5%
      Xinyi Glass Holdings, Ltd.....................................  12,292,000     12,189,775            1.0%
      Other Securities..............................................                242,212,412           19.0%
                                                                                 --------------          ------
TOTAL HONG KONG.....................................................                348,377,952           27.5%
                                                                                 --------------          ------

NEW ZEALAND -- (6.3%)
#     Fisher & Paykel Healthcare Corp., Ltd.........................   3,375,400     10,265,529            0.8%
      Port of Tauranga, Ltd.........................................     528,322      6,019,074            0.5%
#     Ryman Healthcare, Ltd.........................................   1,742,405     10,861,648            0.9%
      Sky Network Television, Ltd...................................   1,319,448      6,757,325            0.5%
#     SKYCITY Entertainment Group, Ltd..............................   3,420,386     10,984,846            0.9%
      Other Securities..............................................                 52,594,791            4.1%
                                                                                 --------------          ------
TOTAL NEW ZEALAND...................................................                 97,483,213            7.7%
                                                                                 --------------          ------

PHILIPPINES -- (0.0%)
      Other Securities..............................................                     17,016            0.0%
                                                                                 --------------          ------

SINGAPORE -- (11.6%)
#     Singapore Post, Ltd...........................................   9,103,120      9,596,310            0.8%
#     Venture Corp., Ltd............................................   1,600,000     10,019,818            0.8%
      Other Securities..............................................                159,696,850           12.6%
                                                                                 --------------          ------
TOTAL SINGAPORE.....................................................                179,312,978           14.2%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              1,259,639,911           99.5%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..............................................                         --            0.0%
                                                                                 --------------          ------

HONG KONG -- (0.0%)
      Other Securities..............................................                         --            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS...............................................                         --            0.0%
                                                                                 --------------          ------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund................................  25,064,823    290,000,000           22.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.09%,
       11/01/13 (Collateralized by $507,256 U.S. Treasury Note
       2.375%, 09/30/14, valued at $518,619) to be repurchased at
       $506,216..................................................... $       506        506,215            0.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $51,657 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $46,714) to be repurchased at $45,798....          46         45,798            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................                290,552,013           23.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,443,079,348)...........................................               $1,550,191,924          122.5%
                                                                                 ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Australia................... $  217,641 $  632,103,386   --    $  632,321,027
  Bermuda.....................         --          4,364   --             4,364
  Cayman Islands..............         --         22,553   --            22,553
  China.......................         --      2,100,808   --         2,100,808
  Hong Kong...................  4,648,233    343,729,719   --       348,377,952
  New Zealand.................         --     97,483,213   --        97,483,213
  Philippines.................         --         17,016   --            17,016
  Singapore...................     10,228    179,302,750   --       179,312,978
Rights/Warrants
  Australia...................         --             --   --                --
  Hong Kong...................         --             --   --                --
Securities Lending Collateral.         --    290,552,013   --       290,552,013
                               ---------- --------------   --    --------------
TOTAL......................... $4,876,102 $1,545,315,822   --    $1,550,191,924
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (98.5%)
 Consumer Discretionary -- (26.5%)
     Barratt Developments P.L.C........  5,157,995 $ 27,660,094            1.4%
     Bellway P.L.C.....................    652,849   15,724,768            0.8%
     Berkeley Group Holdings P.L.C.....    650,346   24,378,283            1.2%
     Daily Mail & General Trust P.L.C..  1,328,069   17,321,746            0.9%
 *   Dixons Retail P.L.C............... 16,850,562   13,202,433            0.7%
     Greene King P.L.C.................  1,421,372   18,808,719            0.9%
     Home Retail Group P.L.C...........  4,196,363   13,388,556            0.7%
     Howden Joinery Group P.L.C........  2,676,884   13,843,959            0.7%
     Inchcape P.L.C....................  2,319,770   23,684,611            1.2%
     Informa P.L.C.....................  3,121,619   27,964,781            1.4%
     Ladbrokes P.L.C...................  4,483,503   13,723,124            0.7%
     Persimmon P.L.C...................  1,366,507   27,666,555            1.4%
     Rightmove P.L.C...................    319,449   13,574,746            0.7%
     Taylor Wimpey P.L.C............... 15,614,170   27,549,112            1.4%
 *   Thomas Cook Group P.L.C...........  7,517,966   17,303,141            0.9%
     William Hill P.L.C................  3,678,697   23,618,931            1.2%
     Other Securities..................             213,258,054           10.6%
                                                   ------------           -----
 Total Consumer Discretionary..........             532,671,613           26.8%
                                                   ------------           -----
 Consumer Staples -- (3.7%)
     Booker Group P.L.C................  7,511,637   18,092,064            0.9%
     Other Securities..................              56,304,593            2.8%
                                                   ------------           -----
 Total Consumer Staples................              74,396,657            3.7%
                                                   ------------           -----
 Energy -- (5.3%)
 *   Afren P.L.C.......................  5,639,345   14,254,859            0.7%
     John Wood Group P.L.C.............  1,377,126   17,930,742            0.9%
     Premier Oil P.L.C.................  2,484,308   13,823,320            0.7%
     Other Securities..................              60,971,072            3.1%
                                                   ------------           -----
 Total Energy..........................             106,979,993            5.4%
                                                   ------------           -----
 Financials -- (14.2%)
     Amlin P.L.C.......................  2,613,209   17,854,912            0.9%
     Catlin Group, Ltd.................  1,812,653   14,890,947            0.8%
     Close Brothers Group P.L.C........    777,213   15,739,934            0.8%
     Henderson Group P.L.C.............  5,229,541   17,950,379            0.9%
     Hiscox, Ltd.......................  1,848,675   19,626,193            1.0%
     ICAP P.L.C........................  2,874,272   17,748,601            0.9%
     IG Group Holdings P.L.C...........  1,346,879   13,237,127            0.7%
     Man Group P.L.C...................  9,800,117   13,947,727            0.7%
     Other Securities..................             153,842,365            7.6%
                                                   ------------           -----
 Total Financials......................             284,838,185           14.3%
                                                   ------------           -----
 Health Care -- (2.6%)
     Hikma Pharmaceuticals P.L.C.......    713,706   13,730,269            0.7%
     Other Securities..................              38,129,221            1.9%
                                                   ------------           -----
 Total Health Care.....................              51,859,490            2.6%
                                                   ------------           -----
 Industrials -- (26.3%)
     Ashtead Group P.L.C...............  2,598,958   27,310,230            1.4%
     Balfour Beatty P.L.C..............  3,596,658   16,448,453            0.8%
     BBA Aviation P.L.C................  2,792,163   15,134,152            0.8%
     Berendsen P.L.C...................    810,481   12,621,571            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                     SHARES       VALUE++     OF NET ASSETS**
                                                                     ------       -------     ---------------
Industrials -- (Continued)
      Bodycote P.L.C...............................................  1,253,236 $   13,210,384            0.7%
      Cobham P.L.C.................................................  5,618,202     25,946,576            1.3%
      DCC P.L.C....................................................    431,941     19,342,514            1.0%
      Hays P.L.C...................................................  7,041,541     14,054,156            0.7%
      Invensys P.L.C...............................................  2,824,855     22,668,384            1.1%
      Melrose Industries P.L.C.....................................  4,156,691     21,310,110            1.1%
      Rotork P.L.C.................................................    335,959     15,392,385            0.8%
      Serco Group P.L.C............................................  1,965,238     17,561,115            0.9%
      Spirax-Sarco Engineering P.L.C...............................    330,635     15,461,631            0.8%
      Stagecoach Group P.L.C.......................................  2,248,039     12,684,109            0.6%
      Other Securities.............................................               279,015,291           14.0%
                                                                               --------------          ------
Total Industrials..................................................               528,161,061           26.6%
                                                                               --------------          ------
Information Technology -- (7.7%)
      Halma P.L.C..................................................  1,738,128     15,266,910            0.8%
      Spectris P.L.C...............................................    582,385     21,564,398            1.1%
      Other Securities.............................................               117,190,576            5.8%
                                                                               --------------          ------
Total Information Technology.......................................               154,021,884            7.7%
                                                                               --------------          ------
Materials -- (7.5%)
      Croda International P.L.C....................................    442,133     17,277,527            0.9%
      DS Smith P.L.C...............................................  4,875,734     23,632,372            1.2%
      Other Securities.............................................               109,270,013            5.5%
                                                                               --------------          ------
Total Materials....................................................               150,179,912            7.6%
                                                                               --------------          ------
Telecommunication Services -- (2.3%)
      Inmarsat P.L.C...............................................  2,097,288     24,206,344            1.2%
      Other Securities.............................................                22,947,045            1.2%
                                                                               --------------          ------
Total Telecommunication Services...................................                47,153,389            2.4%
                                                                               --------------          ------
Utilities -- (2.4%)
      Drax Group P.L.C.............................................  2,103,725     21,477,657            1.1%
      Pennon Group P.L.C...........................................  1,980,713     21,629,062            1.1%
      Other Securities.............................................                 5,169,242            0.2%
                                                                               --------------          ------
Total Utilities....................................................                48,275,961            2.4%
                                                                               --------------          ------
TOTAL COMMON STOCKS................................................             1,978,538,145           99.5%
                                                                               --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.............................................                    50,874            0.0%
                                                                               --------------          ------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT       VALUE+
                                                                     -------      ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund...............................  2,592,913     30,000,000            1.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $735,534 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $665,157) to be repurchased
       at $652,117................................................. $      652        652,115            0.1%
                                                                               --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                30,652,115            1.6%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,356,132,190)..........................................              $2,009,241,134          101.1%
                                                                               ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
   Consumer Discretionary...... $ 19,789 $  532,651,824   --    $  532,671,613
   Consumer Staples............       --     74,396,657   --        74,396,657
   Energy......................       --    106,979,993   --       106,979,993
   Financials..................       --    284,838,185   --       284,838,185
   Health Care.................       --     51,859,490   --        51,859,490
   Industrials.................   33,414    528,127,647   --       528,161,061
   Information Technology......   78,663    153,943,221   --       154,021,884
   Materials...................       --    150,179,912   --       150,179,912
   Telecommunication Services..       --     47,153,389   --        47,153,389
   Utilities...................       --     48,275,961   --        48,275,961
 Preferred Stocks..............       --         50,874   --            50,874
 Securities Lending Collateral.       --     30,652,115   --        30,652,115
                                -------- --------------   --    --------------
 TOTAL......................... $131,866 $2,009,109,268   --    $2,009,241,134
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                PERCENTAGE
                                        SHARES     VALUE++    OF NET ASSETS**
                                        ------     -------    ---------------
  COMMON STOCKS -- (86.7%)
  AUSTRIA -- (2.1%)
      Other Securities...............            $ 78,645,320            2.4%
                                                 ------------           -----
  BELGIUM -- (2.6%)
      Ackermans & van Haaren NV......    118,073   12,787,617            0.4%
      Other Securities...............              82,826,125            2.6%
                                                 ------------           -----
  TOTAL BELGIUM......................              95,613,742            3.0%
                                                 ------------           -----

  DENMARK -- (4.1%)
      GN Store Nord A.S..............    772,340   17,619,238            0.6%
  *   Jyske Bank A.S.................    252,239   14,261,538            0.5%
  *   Topdanmark A.S.................    507,925   13,824,624            0.4%
  #*  Vestas Wind Systems A.S........    693,291   18,578,010            0.6%
      Other Securities...............              88,855,266            2.7%
                                                 ------------           -----
  TOTAL DENMARK......................             153,138,676            4.8%
                                                 ------------           -----

  FINLAND -- (5.5%)
      Amer Sports Oyj................    550,929   11,303,591            0.4%
  #   Elisa Oyj......................    663,319   16,618,626            0.5%
  #   Neste Oil Oyj..................    596,102   11,819,716            0.4%
      Other Securities...............             162,284,236            5.0%
                                                 ------------           -----
  TOTAL FINLAND......................             202,026,169            6.3%
                                                 ------------           -----

  FRANCE -- (11.1%)
  #*  Alcatel-Lucent................. 12,082,064   46,287,055            1.5%
      Lagardere SCA..................    427,942   15,546,813            0.5%
  #   Neopost SA.....................    167,752   12,665,437            0.4%
  #*  Peugeot SA.....................  1,076,690   14,163,830            0.5%
      Societe Television Francaise 1.    567,362   10,931,881            0.4%
      Teleperformance................    275,593   14,588,498            0.5%
      Other Securities...............             295,307,033            8.9%
                                                 ------------           -----
  TOTAL FRANCE.......................             409,490,547           12.7%
                                                 ------------           -----

  GERMANY -- (12.5%)
  *   Aareal Bank AG.................    423,110   16,227,581            0.5%
  #   Celesio AG.....................    406,712   12,644,638            0.4%
  #   Deutsche Wohnen AG.............    816,056   15,347,428            0.5%
      Freenet AG.....................    489,959   12,726,578            0.4%
      Rheinmetall AG.................    189,044   11,687,366            0.4%
      Rhoen Klinikum AG..............    500,406   13,984,605            0.4%
      Stada Arzneimittel AG..........    287,980   16,553,592            0.5%
      Other Securities...............             363,033,443           11.3%
                                                 ------------           -----
  TOTAL GERMANY......................             462,205,231           14.4%
                                                 ------------           -----

  GREECE -- (2.0%)
      Other Securities...............              75,861,383            2.4%
                                                 ------------           -----

  IRELAND -- (1.9%)
      Paddy Power P.L.C..............    175,221   14,181,124            0.4%
      Smurfit Kappa Group P.L.C......    554,973   13,433,965            0.4%
      Other Securities...............              44,425,840            1.4%
                                                 ------------           -----
  TOTAL IRELAND......................              72,040,929            2.2%
                                                 ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
ISRAEL -- (2.3%)
    Other Securities............................           $ 86,155,595            2.7%
                                                           ------------            ----

ITALY -- (8.1%)
    Azimut Holding SpA..........................   491,069   12,457,026            0.4%
*   Banca Popolare dell'Emilia Romagna S.c.r.l.. 1,449,109   13,922,026            0.4%
*   Banco Popolare.............................. 6,663,294   13,237,221            0.4%
#*  Finmeccanica SpA............................ 1,838,316   13,471,206            0.4%
*   Mediaset SpA................................ 3,041,414   15,187,868            0.5%
    Unione di Banche Italiane SCPA.............. 2,765,965   19,116,785            0.6%
    Other Securities............................            214,025,040            6.7%
                                                           ------------            ----
TOTAL ITALY.....................................            301,417,172            9.4%
                                                           ------------            ----

NETHERLANDS -- (5.0%)
    Aalberts Industries NV......................   480,099   14,334,222            0.4%
    Delta Lloyd NV..............................   943,521   20,004,182            0.6%
    Nutreco NV..................................   359,256   17,562,430            0.6%
#*  PostNL NV................................... 2,402,055   12,551,522            0.4%
*   SBM Offshore NV.............................   948,481   19,852,164            0.6%
    Other Securities............................             99,359,737            3.1%
                                                           ------------            ----
TOTAL NETHERLANDS...............................            183,664,257            5.7%
                                                           ------------            ----

NORWAY -- (3.1%)
    Other Securities............................            115,126,917            3.6%
                                                           ------------            ----

PORTUGAL -- (1.5%)
    Other Securities............................             55,664,423            1.7%
                                                           ------------            ----

RUSSIA -- (0.0%)
    Other Securities............................                994,896            0.0%
                                                           ------------            ----

SPAIN -- (5.3%)
    Bankinter SA................................ 2,085,446   12,715,217            0.4%
#   Bolsas y Mercados Espanoles SA..............   338,781   12,667,129            0.4%
*   Jazztel P.L.C............................... 1,025,473   11,231,832            0.4%
#   Viscofan SA.................................   213,526   11,326,669            0.4%
    Other Securities............................            146,812,397            4.4%
                                                           ------------            ----
TOTAL SPAIN.....................................            194,753,244            6.0%
                                                           ------------            ----

SWEDEN -- (8.7%)
    Castellum AB................................   739,664   11,357,362            0.4%
    Modern Times Group AB Class B...............   234,304   12,780,214            0.4%
    Securitas AB Class B........................   998,620   11,387,211            0.4%
    Other Securities............................            284,674,858            8.7%
                                                           ------------            ----
TOTAL SWEDEN....................................            320,199,645            9.9%
                                                           ------------            ----

SWITZERLAND -- (10.7%)
*   Dufry AG....................................    73,187   11,824,599            0.4%
    Galenica AG.................................    20,798   18,381,416            0.6%
    GAM Holding AG..............................   806,220   15,064,909            0.5%
    Georg Fischer AG............................    18,366   12,651,376            0.4%
    Helvetia Holding AG.........................    27,336   12,892,724            0.4%
    Lonza Group AG..............................   255,221   22,781,770            0.7%
    OC Oerlikon Corp. AG........................   858,856   12,006,957            0.4%
    PSP Swiss Property AG.......................   148,327   12,748,515            0.4%
    Swiss Life Holding AG.......................    62,436   12,379,830            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities.............................................             $  263,744,247            8.1%
                                                                                --------------          ------
TOTAL SWITZERLAND..................................................                394,476,343           12.3%
                                                                                --------------          ------

UNITED KINGDOM -- (0.2%)
      Other Securities.............................................                  6,763,969            0.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,208,238,458           99.7%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

ISRAEL -- (0.0%)
      Other Securities.............................................                          1            0.0%
                                                                                --------------          ------

ITALY -- (0.0%)
      Other Securities.............................................                     51,097            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS..............................................                     51,098            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@  DFA Short Term Investment Fund...............................  42,437,338    491,000,000           15.3%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $123,381 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $111,576) to be repurchased
       at $109,388................................................. $       109        109,388            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                491,109,388           15.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,907,677,627)..........................................               $3,699,398,944          115.0%
                                                                                ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
  Austria.....................          -- $   78,645,320   --    $   78,645,320
  Belgium.....................          --     95,613,742   --        95,613,742
  Denmark..................... $    48,818    153,089,858   --       153,138,676
  Finland.....................          --    202,026,169   --       202,026,169
  France......................   1,198,479    408,292,068   --       409,490,547
  Germany.....................   9,926,017    452,279,214   --       462,205,231
  Greece......................          --     75,861,383   --        75,861,383
  Ireland.....................      18,523     72,022,406   --        72,040,929
  Israel......................          --     86,155,595   --        86,155,595
  Italy.......................   5,458,905    295,958,267   --       301,417,172
  Netherlands.................          --    183,664,257   --       183,664,257
  Norway......................   1,764,837    113,362,080   --       115,126,917
  Portugal....................          --     55,664,423   --        55,664,423
  Russia......................          --        994,896   --           994,896
  Spain.......................          --    194,753,244   --       194,753,244
  Sweden......................      54,338    320,145,307   --       320,199,645
  Switzerland.................          --    394,476,343   --       394,476,343
  United Kingdom..............          --      6,763,969   --         6,763,969
Rights/Warrants
  Austria.....................          --             --   --                --
  Israel......................          --              1   --                 1
  Italy.......................          --         51,097   --            51,097
Securities Lending Collateral.          --    491,109,388   --       491,109,388
                               ----------- --------------   --    --------------
TOTAL......................... $18,469,917 $3,680,929,027   --    $3,699,398,944
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (77.1%)
Consumer Discretionary -- (7.9%)
#   Cineplex, Inc..........................   271,135 $ 10,921,853            1.5%
#   Corus Entertainment, Inc. Class B......   369,716    8,616,601            1.2%
    Dorel Industries, Inc. Class B.........   126,820    4,712,038            0.7%
#*  Imax Corp..............................   211,609    6,155,566            0.8%
    Linamar Corp...........................   269,606    9,065,733            1.2%
    Martinrea International, Inc...........   461,356    4,889,449            0.7%
#   RONA, Inc..............................   681,945    7,992,488            1.1%
    Other Securities.......................             23,079,749            3.0%
                                                      ------------           -----
Total Consumer Discretionary...............             75,433,477           10.2%
                                                      ------------           -----
Consumer Staples -- (3.3%)
#   Maple Leaf Foods, Inc..................   500,264    7,364,938            1.0%
    North West Co., Inc. (The).............   232,610    5,784,853            0.8%
    Other Securities.......................             18,477,910            2.5%
                                                      ------------           -----
Total Consumer Staples.....................             31,627,701            4.3%
                                                      ------------           -----
Energy -- (20.8%)
*   Bankers Petroleum, Ltd................. 1,277,846    4,902,301            0.7%
#*  Bellatrix Exploration, Ltd.............   655,708    4,911,600            0.7%
    Calfrac Well Services, Ltd.............   154,348    4,811,116            0.7%
#   Enbridge Income Fund Holdings, Inc.....   227,285    5,090,016            0.7%
*   Gran Tierra Energy, Inc................ 1,391,012   10,486,121            1.4%
*   Legacy Oil + Gas, Inc..................   745,800    5,049,967            0.7%
#   Lightstream Resources, Ltd.............   863,190    5,546,804            0.8%
#   Mullen Group, Ltd......................   458,025   12,273,743            1.7%
#   Parkland Fuel Corp.....................   353,327    6,475,883            0.9%
#   Pason Systems, Inc.....................   285,137    5,926,168            0.8%
    Secure Energy Services, Inc............   437,854    6,210,963            0.8%
#   Trican Well Service, Ltd...............   643,185    9,037,223            1.2%
    Trinidad Drilling, Ltd.................   604,997    5,860,519            0.8%
#   Whitecap Resources, Inc................   784,268    9,108,987            1.2%
    Other Securities.......................            103,238,492           13.7%
                                                      ------------           -----
Total Energy...............................            198,929,903           26.8%
                                                      ------------           -----
Financials -- (6.2%)
#   AGF Management, Ltd. Class B...........   381,468    5,037,946            0.7%
#   Canadian Western Bank..................   300,957    9,652,330            1.3%
    FirstService Corp......................   135,548    5,634,346            0.8%
#   Home Capital Group, Inc................   120,600    9,571,429            1.3%
    Laurentian Bank of Canada..............   147,250    6,574,102            0.9%
    Other Securities.......................             23,304,568            3.1%
                                                      ------------           -----
Total Financials...........................             59,774,721            8.1%
                                                      ------------           -----
Health Care -- (1.5%)
    Other Securities.......................             14,593,623            2.0%
                                                      ------------           -----
Industrials -- (11.2%)
*   ATS Automation Tooling Systems, Inc....   440,214    6,088,223            0.8%
#   Black Diamond Group, Ltd...............   188,933    4,948,698            0.7%
    Genivar, Inc...........................   181,860    5,204,721            0.7%
    MacDonald Dettwiler & Associates, Ltd..    85,470    6,521,017            0.9%
#   Ritchie Bros Auctioneers, Inc..........   273,199    5,400,308            0.7%
#   Russel Metals, Inc.....................   316,110    8,731,567            1.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                          SHARES      VALUE++    OF NET ASSETS**
                                                                          ------      -------    ---------------
Industrials -- (Continued)
      Stantec, Inc.....................................................     228,285 $ 13,565,951            1.8%
      Transcontinental, Inc. Class A...................................     333,758    5,329,757            0.7%
#     TransForce, Inc..................................................     388,103    8,594,733            1.1%
      Other Securities.................................................               43,443,189            5.9%
                                                                                    ------------          ------
Total Industrials......................................................              107,828,164           14.5%
                                                                                    ------------          ------
Information Technology -- (4.5%)
#*    Celestica, Inc...................................................     949,607   10,428,236            1.4%
#     Davis + Henderson Corp...........................................     334,212    8,606,524            1.2%
      Other Securities.................................................               23,741,614            3.2%
                                                                                    ------------          ------
Total Information Technology...........................................               42,776,374            5.8%
                                                                                    ------------          ------
Materials -- (17.4%)
#     Alamos Gold, Inc.................................................     503,857    8,026,725            1.1%
#     AuRico Gold, Inc.................................................   1,234,795    5,127,955            0.7%
*     Canfor Corp......................................................     362,555    7,514,327            1.0%
      CCL Industries, Inc. Class B.....................................     111,467    7,654,570            1.0%
*     Dominion Diamond Corp............................................     379,239    5,121,263            0.7%
#*    First Majestic Silver Corp.......................................     431,070    4,878,558            0.7%
#     HudBay Minerals, Inc.............................................     872,492    7,112,820            1.0%
#     Sherritt International Corp......................................   1,628,826    5,577,048            0.8%
      Other Securities.................................................              115,295,893           15.4%
                                                                                    ------------          ------
Total Materials........................................................              166,309,159           22.4%
                                                                                    ------------          ------
Telecommunication Services -- (0.3%)
      Other Securities.................................................                2,823,941            0.4%
                                                                                    ------------          ------
Utilities -- (4.0%)
#     Algonquin Power & Utilities Corp.................................     912,415    5,889,371            0.8%
#     Capital Power Corp...............................................     376,609    7,801,999            1.1%
#     Superior Plus Corp...............................................     653,197    6,966,432            0.9%
      Other Securities.................................................               18,058,688            2.4%
                                                                                    ------------          ------
Total Utilities........................................................               38,716,490            5.2%
                                                                                    ------------          ------
TOTAL COMMON STOCKS....................................................              738,813,553           99.7%
                                                                                    ------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT      VALUE+
                                                                          -------     ------            -
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (22.9%)
(S)@  DFA Short Term Investment Fund...................................  18,928,263  219,000,000           29.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $753,495 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $681,400) to be repurchased at $668,041..... $       668      668,039            0.1%
                                                                                    ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              219,668,039           29.6%
                                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,032,941,509)..............................................               $958,481,592          129.3%
                                                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
   Consumer Discretionary...... $ 75,433,477           --   --    $ 75,433,477
   Consumer Staples............   31,627,701           --   --      31,627,701
   Energy......................  198,929,422 $        481   --     198,929,903
   Financials..................   59,774,721           --   --      59,774,721
   Health Care.................   14,547,507       46,116   --      14,593,623
   Industrials.................  107,828,164           --   --     107,828,164
   Information Technology......   42,776,374           --   --      42,776,374
   Materials...................  166,308,690          469   --     166,309,159
   Telecommunication Services..    2,823,941           --   --       2,823,941
   Utilities...................   38,716,490           --   --      38,716,490
 Securities Lending Collateral.           --  219,668,039   --     219,668,039
                                ------------ ------------   --    ------------
 TOTAL......................... $738,766,487 $219,715,105   --    $958,481,592
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
COMMON STOCKS -- (90.1%)
ARGENTINA -- (0.0%)
    Other Securities....................................            $           --            0.0%
                                                                    --------------           -----

BRAZIL -- (7.7%)
    BRF SA ADR..........................................    564,360     13,222,955            0.4%
    Cia de Bebidas das Americas ADR.....................    622,039     23,139,851            0.6%
    Petroleo Brasileiro SA ADR..........................  1,372,750     23,927,033            0.6%
    Petroleo Brasileiro SA Sponsored ADR................  1,985,055     36,048,599            1.0%
#   Vale SA Sponsored ADR...............................  1,249,020     19,996,810            0.5%
    Other Securities....................................               191,525,535            5.1%
                                                                    --------------           -----
TOTAL BRAZIL............................................               307,860,783            8.2%
                                                                    --------------           -----

CHILE -- (1.6%)
    Other Securities....................................                65,091,958            1.7%
                                                                    --------------           -----

CHINA -- (14.1%)
    Bank of China, Ltd. Class H......................... 65,514,100     30,844,677            0.8%
    China Construction Bank Corp. Class H............... 56,443,590     43,914,613            1.2%
    China Life Insurance Co., Ltd. ADR..................    330,798     13,043,365            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    877,340     45,639,227            1.2%
    CNOOC, Ltd. ADR.....................................    115,255     23,317,239            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 59,907,185     41,919,158            1.1%
#   PetroChina Co., Ltd. ADR............................    145,110     16,436,610            0.4%
    Tencent Holdings, Ltd...............................    763,600     41,659,099            1.1%
    Other Securities....................................               306,311,176            8.1%
                                                                    --------------           -----
TOTAL CHINA.............................................               563,085,164           14.9%
                                                                    --------------           -----

COLOMBIA -- (0.7%)
    Other Securities....................................                28,765,622            0.8%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                12,280,918            0.3%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 3,051,734            0.1%
                                                                    --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     6,042            0.0%
                                                                    --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                11,759,342            0.3%
                                                                    --------------           -----

INDIA -- (6.3%)
    HDFC Bank, Ltd......................................  1,530,953     17,028,382            0.5%
    Infosys, Ltd........................................    234,483     12,485,974            0.3%
    Infosys, Ltd. Sponsored ADR.........................    233,468     12,387,812            0.3%
    Reliance Industries, Ltd............................  1,433,931     21,342,373            0.6%
    Tata Consultancy Services, Ltd......................    413,679     14,186,300            0.4%
    Other Securities....................................               174,387,200            4.6%
                                                                    --------------           -----
TOTAL INDIA.............................................               251,818,041            6.7%
                                                                    --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                94,111,506            2.5%
                                                                    --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
MALAYSIA -- (4.1%)
#   Malayan Banking Bhd........................  5,003,321 $   15,508,389            0.4%
    Other Securities...........................               147,272,696            3.9%
                                                           --------------           -----
TOTAL MALAYSIA.................................               162,781,085            4.3%
                                                           --------------           -----

MEXICO -- (5.2%)
#   America Movil S.A.B. de C.V. Series L...... 37,750,669     40,420,537            1.1%
*   Cemex S.A.B. de C.V. Sponsored ADR.........  1,285,964     13,605,497            0.4%
    Fomento Economico Mexicano S.A.B. de C.V...  1,793,669     16,765,060            0.4%
    Grupo Financiero Banorte S.A.B. de C.V.....  2,832,687     18,133,018            0.5%
    Grupo Televisa S.A.B. Series CPO...........  2,556,698     15,557,014            0.4%
    Wal-Mart de Mexico S.A.B. de C.V. Series V.  5,418,775     14,087,631            0.4%
    Other Securities...........................                87,399,675            2.3%
                                                           --------------           -----
TOTAL MEXICO...................................               205,968,432            5.5%
                                                           --------------           -----

PERU -- (0.3%)
    Other Securities...........................                10,242,946            0.3%
                                                           --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities...........................                50,006,707            1.3%
                                                           --------------           -----

POLAND -- (1.7%)
    Other Securities...........................                68,061,972            1.8%
                                                           --------------           -----

RUSSIA -- (5.2%)
    Gazprom OAO Sponsored ADR..................  6,850,921     64,038,306            1.7%
    Lukoil OAO Sponsored ADR...................    556,966     36,477,853            1.0%
    Sberbank of Russia Sponsored ADR...........  2,809,303     35,825,291            1.0%
    Other Securities...........................                69,300,946            1.8%
                                                           --------------           -----
TOTAL RUSSIA...................................               205,642,396            5.5%
                                                           --------------           -----

SOUTH AFRICA -- (7.1%)
#   MTN Group, Ltd.............................  1,882,816     37,425,026            1.0%
#   Naspers, Ltd. Class N......................    416,705     39,005,158            1.0%
#   Sasol, Ltd. Sponsored ADR..................    583,774     29,784,149            0.8%
    Standard Bank Group, Ltd...................  1,209,908     15,392,568            0.4%
    Other Securities...........................               162,612,740            4.3%
                                                           --------------           -----
TOTAL SOUTH AFRICA.............................               284,219,641            7.5%
                                                           --------------           -----

SOUTH KOREA -- (14.9%)
    Hyundai Mobis..............................     70,280     19,824,583            0.5%
    Hyundai Motor Co...........................    158,812     37,835,980            1.0%
    KB Financial Group, Inc....................    353,265     13,912,801            0.4%
#   Kia Motors Corp............................    270,669     15,726,190            0.4%
    LG Chem, Ltd...............................     47,843     13,495,647            0.4%
    Naver Corp.................................     27,242     15,287,313            0.4%
    POSCO......................................     50,240     14,998,694            0.4%
    Samsung Electronics Co., Ltd...............     81,840    112,862,139            3.0%
    Samsung Electronics Co., Ltd. GDR..........     49,372     34,218,733            0.9%
    Shinhan Financial Group Co., Ltd...........    374,876     16,345,946            0.4%
*   SK Hynix, Inc..............................    512,610     15,424,892            0.4%
    Other Securities...........................               283,823,686            7.6%
                                                           --------------           -----
TOTAL SOUTH KOREA..............................               593,756,604           15.8%
                                                           --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
TAIWAN -- (12.3%)
      Cathay Financial Holding Co., Ltd............................   8,634,048 $   13,043,972            0.4%
      Hon Hai Precision Industry Co., Ltd..........................  12,590,056     32,007,618            0.9%
#     MediaTek, Inc................................................   1,249,995     17,089,840            0.5%
#     Taiwan Semiconductor Manufacturing Co., Ltd..................  25,188,808     92,834,992            2.5%
      Other Securities.............................................                334,744,052            8.7%
                                                                                --------------          ------
TOTAL TAIWAN.......................................................                489,720,474           13.0%
                                                                                --------------          ------

THAILAND -- (2.6%)
      Other Securities.............................................                103,053,381            2.7%
                                                                                --------------          ------

TURKEY -- (1.9%)
      Other Securities.............................................                 74,508,182            2.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,585,792,930           95.2%
                                                                                --------------          ------

PREFERRED STOCKS -- (3.8%)
BRAZIL -- (3.7%)
      Banco Bradesco SA............................................   2,244,395     32,334,852            0.9%
      Itau Unibanco Holding SA.....................................   2,568,240     39,737,954            1.1%
      Vale SA......................................................   1,529,491     22,387,437            0.6%
      Other Securities.............................................                 52,726,591            1.3%
                                                                                --------------          ------
TOTAL BRAZIL.......................................................                147,186,834            3.9%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                     52,088            0.0%
                                                                                --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................................                  3,707,074            0.1%
                                                                                --------------          ------
TOTAL PREFERRED STOCKS.............................................                150,945,996            4.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------             -
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund...............................  21,089,023    244,000,000            6.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $799,156 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $722,691) to be repurchased
       at $708,523................................................. $       709        708,521            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                244,708,521            6.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,769,771,714)..........................................               $3,981,447,447          105.7%
                                                                                ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina...................           --             --   --                --
  Brazil...................... $168,534,522 $  139,326,261   --    $  307,860,783
  Chile.......................   28,146,828     36,945,130   --        65,091,958
  China.......................  124,364,007    438,721,157   --       563,085,164
  Colombia....................   28,765,622             --   --        28,765,622
  Czech Republic..............           --     12,280,918   --        12,280,918
  Egypt.......................           --      3,051,734   --         3,051,734
  Hong Kong...................           --          6,042   --             6,042
  Hungary.....................           --     11,759,342   --        11,759,342
  India.......................   25,671,195    226,146,846   --       251,818,041
  Indonesia...................       37,082     94,074,424   --        94,111,506
  Malaysia....................           --    162,781,085   --       162,781,085
  Mexico......................  205,968,432             --   --       205,968,432
  Peru........................   10,242,946             --   --        10,242,946
  Philippines.................      264,468     49,742,239   --        50,006,707
  Poland......................           --     68,061,972   --        68,061,972
  Russia......................    9,320,240    196,322,156   --       205,642,396
  South Africa................   38,062,533    246,157,108   --       284,219,641
  South Korea.................   18,326,152    575,430,452   --       593,756,604
  Taiwan......................    9,347,981    480,372,493   --       489,720,474
  Thailand....................  103,053,381             --   --       103,053,381
  Turkey......................    1,154,826     73,353,356   --        74,508,182
Preferred Stocks
  Brazil......................    4,164,774    143,022,060   --       147,186,834
  Chile.......................           --         52,088   --            52,088
  Colombia....................    3,707,074             --   --         3,707,074
Rights/Warrants
  South Korea.................           --             --   --                --
Securities Lending Collateral.           --    244,708,521   --       244,708,521
                               ------------ --------------   --    --------------
TOTAL......................... $779,132,063 $3,202,315,384   --    $3,981,447,447
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                               PERCENTAGE
                                                     SHARES      VALUE++     OF NET ASSETS**
                                                     ------      -------     ---------------
COMMON STOCKS -- (87.8%)
ARGENTINA -- (0.0%)
    Other Securities..............................            $            1            0.0%
                                                              --------------           -----

BRAZIL -- (8.3%)
    Anhanguera Educacional Participacoes SA.......  2,379,735     14,230,629            0.4%
    Cia Hering....................................  1,041,790     15,090,189            0.4%
    Diagnosticos da America SA....................  2,097,741     10,768,045            0.3%
    EDP--Energias do Brasil SA....................  2,238,398     12,770,046            0.3%
    Equatorial Energia SA.........................  1,308,435     13,571,943            0.3%
    Estacio Participacoes SA......................  2,460,804     19,001,453            0.5%
    Mills Estruturas e Servicos de Engenharia SA..    684,126      9,450,762            0.2%
    MRV Engenharia e Participacoes SA.............  2,831,833     12,175,228            0.3%
    Odontoprev SA.................................  2,549,265     10,526,927            0.3%
*   PDG Realty SA Empreendimentos e Participacoes. 11,912,853     10,700,850            0.3%
    Sul America SA................................  1,675,809     12,241,484            0.3%
    Totvs SA......................................    592,700     10,010,991            0.2%
    Other Securities..............................               228,827,701            5.5%
                                                              --------------           -----
TOTAL BRAZIL......................................               379,366,248            9.3%
                                                              --------------           -----

CHILE -- (1.2%)
    Other Securities..............................                53,687,227            1.3%
                                                              --------------           -----

CHINA -- (13.4%)
    China Everbright International, Ltd...........  9,335,800      9,330,899            0.2%
    Kingboard Chemical Holdings, Ltd..............  3,127,921      8,140,723            0.2%
#   Kingsoft Corp., Ltd...........................  3,169,000      7,862,517            0.2%
    Sino Biopharmaceutical........................ 13,536,000      9,497,013            0.2%
#   Sino-Ocean Land Holdings, Ltd................. 12,793,851      8,112,580            0.2%
    Other Securities..............................               565,241,184           13.9%
                                                              --------------           -----
TOTAL CHINA.......................................               608,184,916           14.9%
                                                              --------------           -----

COLOMBIA -- (0.0%)
    Other Securities..............................                   766,239            0.0%
                                                              --------------           -----

HONG KONG -- (0.0%)
    Other Securities..............................                   784,892            0.0%
                                                              --------------           -----

HUNGARY -- (0.0%)
    Other Securities..............................                 1,195,029            0.0%
                                                              --------------           -----

INDIA -- (6.5%)
    Other Securities..............................               294,353,584            7.2%
                                                              --------------           -----

INDONESIA -- (3.2%)
    Mayora Indah Tbk PT...........................  3,284,750      8,523,530            0.2%
    Other Securities..............................               137,177,075            3.3%
                                                              --------------           -----
TOTAL INDONESIA...................................               145,700,605            3.5%
                                                              --------------           -----

ISRAEL -- (0.0%)
    Other Securities..............................                    42,022            0.0%
                                                              --------------           -----

MACEDONIA -- (0.0%)
    Other Securities..............................                        --            0.0%
                                                              --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                              ------      -------     ---------------
MALAYSIA -- (5.7%)
    Bursa Malaysia Bhd...................................... 3,510,700 $    8,945,447            0.2%
    KPJ Healthcare Bhd...................................... 4,305,350      8,324,145            0.2%
    Other Securities........................................              240,090,093            5.9%
                                                                       --------------           -----
TOTAL MALAYSIA..............................................              257,359,685            6.3%
                                                                       --------------           -----

MEXICO -- (3.8%)
#   Alsea S.A.B. de C.V..................................... 3,553,447     11,057,499            0.3%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........ 6,587,305     17,544,605            0.4%
#*  Gruma S.A.B. de C.V. Class B............................ 1,690,397     11,622,795            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 1,650,025      8,592,056            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 1,655,914      8,125,208            0.2%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,672,951     16,988,199            0.4%
    Other Securities........................................              100,477,518            2.5%
                                                                       --------------           -----
TOTAL MEXICO................................................              174,407,880            4.3%
                                                                       --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities........................................               59,995,546            1.5%
                                                                       --------------           -----

POLAND -- (2.2%)
    Asseco Poland SA........................................   564,202      9,216,429            0.2%
    Lubelski Wegiel Bogdanka SA.............................   266,391      9,844,205            0.2%
    Other Securities........................................               80,187,914            2.0%
                                                                       --------------           -----
TOTAL POLAND................................................               99,248,548            2.4%
                                                                       --------------           -----

SOUTH AFRICA -- (7.4%)
    Aeci, Ltd...............................................   770,360      9,389,010            0.2%
*   Aveng, Ltd.............................................. 3,013,152      8,847,846            0.2%
    AVI, Ltd................................................ 2,511,843     14,755,317            0.4%
    Barloworld, Ltd.........................................   993,091      8,896,276            0.2%
#   Clicks Group, Ltd....................................... 2,118,882     13,215,346            0.3%
    Coronation Fund Managers, Ltd........................... 1,607,942     13,114,119            0.3%
*   Murray & Roberts Holdings, Ltd.......................... 3,176,473      9,670,849            0.2%
    Nampak, Ltd............................................. 2,740,692      9,060,557            0.2%
    Omnia Holdings, Ltd.....................................   486,127     10,032,055            0.3%
    PPC, Ltd................................................ 3,686,071     11,644,507            0.3%
    Reunert, Ltd............................................ 1,171,205      8,207,620            0.2%
*   Sappi, Ltd.............................................. 3,959,742     11,670,111            0.3%
    Spar Group, Ltd. (The)..................................   855,975     10,953,523            0.3%
    Tongaat Hulett, Ltd.....................................   734,460      9,252,131            0.2%
    Other Securities........................................              190,008,143            4.7%
                                                                       --------------           -----
TOTAL SOUTH AFRICA..........................................              338,717,410            8.3%
                                                                       --------------           -----

SOUTH KOREA -- (13.3%)
    DGB Financial Group, Inc................................   671,453     10,773,239            0.3%
#   Hotel Shilla Co., Ltd...................................   161,958     10,462,226            0.3%
    Hyosung Corp............................................   121,019      8,158,566            0.2%
    Macquarie Korea Infrastructure Fund..................... 1,468,851      9,136,011            0.2%
#   Mando Corp..............................................    60,934      8,214,702            0.2%
#   Shinsegae Co., Ltd......................................    35,692      8,985,590            0.2%
    Yuhan Corp..............................................    44,525      7,832,835            0.2%
    Other Securities........................................              541,117,350           13.2%
                                                                       --------------           -----
TOTAL SOUTH KOREA...........................................              604,680,519           14.8%
                                                                       --------------           -----

TAIWAN -- (13.9%)
    Other Securities........................................              632,416,334           15.4%
                                                                       --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
THAILAND -- (4.5%)
      Other Securities.............................................             $  202,541,380            4.9%
                                                                                --------------          ------

TURKEY -- (3.1%)
      Other Securities.............................................                141,990,626            3.5%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,995,438,691           97.6%
                                                                                --------------          ------

PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.3%)
      Marcopolo SA.................................................   3,359,100      8,659,771            0.2%
      Other Securities.............................................                 51,863,133            1.3%
                                                                                --------------          ------
TOTAL BRAZIL.......................................................                 60,522,904            1.5%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                     20,680            0.0%
                                                                                --------------          ------

COLOMBIA -- (0.0%)
      Other Securities.............................................                    265,674            0.0%
                                                                                --------------          ------
TOTAL PREFERRED STOCKS.............................................                 60,809,258            1.5%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
      Other Securities.............................................                      4,062            0.0%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                         93            0.0%
                                                                                --------------          ------

MALAYSIA -- (0.0%)
      Other Securities.............................................                    221,901            0.0%
                                                                                --------------          ------

POLAND -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.............................................                     16,964            0.0%
                                                                                --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................................                     34,567            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS..............................................                    277,587            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------             -
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund...............................  42,610,199    493,000,000           12.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $943,517 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $853,240) to be repurchased
       at $836,513................................................. $       837        836,510            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                493,836,510           12.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,088,232,390)..........................................               $4,550,362,046          111.2%
                                                                                ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................    6,838,317 $  372,527,931   --       379,366,248
  Chile.......................      271,673     53,415,554   --        53,687,227
  China.......................      807,859    607,377,057   --       608,184,916
  Colombia....................      766,239             --   --           766,239
  Hong Kong...................           --        784,892   --           784,892
  Hungary.....................           --      1,195,029   --         1,195,029
  India.......................       76,835    294,276,749   --       294,353,584
  Indonesia...................    2,879,423    142,821,182   --       145,700,605
  Israel......................           --         42,022   --            42,022
  Macedonia...................           --             --   --                --
  Malaysia....................           --    257,359,685   --       257,359,685
  Mexico......................  174,288,074        119,806   --       174,407,880
  Philippines.................           --     59,995,546   --        59,995,546
  Poland......................           --     99,248,548   --        99,248,548
  South Africa................    7,272,777    331,444,633   --       338,717,410
  South Korea.................           --    604,680,519   --       604,680,519
  Taiwan......................    2,507,973    629,908,361   --       632,416,334
  Thailand....................  202,447,408         93,972   --       202,541,380
  Turkey......................           --    141,990,626   --       141,990,626
Preferred Stocks
  Brazil......................           --     60,522,904   --        60,522,904
  Chile.......................           --         20,680   --            20,680
  Colombia....................      265,674             --   --           265,674
Rights/Warrants
  Brazil......................           --          4,062   --             4,062
  Chile.......................           --             93   --                93
  Malaysia....................           --        221,901   --           221,901
  Poland......................           --             --   --                --
  South Korea.................           --         16,964   --            16,964
  Thailand....................           --         34,567   --            34,567
Securities Lending Collateral.           --    493,836,510   --       493,836,510
                               ------------ --------------   --    --------------
TOTAL......................... $398,422,253 $4,151,939,793   --    $4,550,362,046
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                           THE JAPANESE   THE ASIA
                                                              THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                  SERIES     VALUE SERIES*    SERIES       SERIES
                                                              -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $506,475, $716,973, $277,239
 and $259,540 of securities on loan, respectively)...........  $14,801,963    $8,745,596    $2,265,423   $1,259,640
Temporary Cash Investments at Value & Cost...................      110,064            --            --           --
Collateral Received from Securities on Loan at Value & Cost..           --           706           421          552
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      521,769       726,000       300,000      290,000
Foreign Currencies at Value..................................           --        24,350         2,022        1,579
Cash.........................................................           --        20,781           641        7,261
Receivables:
  Investment Securities Sold.................................       26,504         4,029         2,551          256
  Dividends, Interest and Tax Reclaims.......................       17,741        23,044        12,899        1,423
  Securities Lending Income..................................          453           276           274          376
Prepaid Expenses and Other Assets............................           --             1            --           --
                                                               -----------    ----------    ----------   ----------
     Total Assets............................................   15,478,494     9,544,783     2,584,231    1,561,087
                                                               -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      521,769       726,706       300,421      290,552
  Investment Securities Purchased............................      115,461        23,813         1,806        4,809
  Due to Advisor.............................................        1,223         1,472           193          106
Unrealized Loss on Foreign Currency Contracts................           --            17            --           14
Accrued Expenses and Other Liabilities.......................        1,053           645           187          108
                                                               -----------    ----------    ----------   ----------
     Total Liabilities.......................................      639,506       752,653       302,607      295,589
                                                               -----------    ----------    ----------   ----------
NET ASSETS...................................................  $14,838,988    $8,792,130    $2,281,624   $1,265,498
                                                               ===========    ==========    ==========   ==========
Investments at Cost..........................................  $ 9,455,514    $7,016,037    $2,058,019   $1,152,527
                                                               ===========    ==========    ==========   ==========
Foreign Currencies at Cost...................................  $        --    $   24,526    $    2,026   $    1,584
                                                               ===========    ==========    ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN
                                             KINGDOM SMALL    SMALL       SMALL                     THE EMERGING
                                                COMPANY      COMPANY     COMPANY     THE EMERGING   MARKETS SMALL
                                                SERIES       SERIES*     SERIES*    MARKETS SERIES*  CAP SERIES*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $28,773,
 $453,898, $261,509, $330,522 and
 $515,972 of securities on loan,
 respectively)..............................  $1,978,589   $3,208,290    $738,814     $3,736,738     $4,056,525
Collateral Received from Securities on Loan
 at Value & Cost............................         652          109         668            709            837
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      30,000      491,000     219,000        244,000        493,000
Foreign Currencies at Value.................       4,022        4,466       3,066          7,576         13,653
Cash........................................         233        1,415       1,203         26,299         18,595
Receivables:
  Investment Securities Sold................       2,722        2,074         168            116          9,691
  Dividends, Interest and Tax Reclaims......       4,898        4,595         624          3,735          3,644
  Securities Lending Income.................          23          653         272            382          1,580
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   2,021,139    3,712,602     963,815      4,019,555      4,597,525
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      30,652      491,109     219,668        244,709        493,837
  Investment Securities Purchased...........       1,912        3,213       2,830          7,929         11,004
  Due to Advisor............................         165          268          62            315            685
Unrealized Loss on Foreign Currency
 Contracts..................................          --           12          --             76             19
Accrued Expenses and Other Liabilities......         123          234          51            366            457
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      32,852      494,836     222,611        253,395        506,002
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,988,287   $3,217,766    $741,204     $3,766,160     $4,091,523
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,325,480   $2,416,569    $813,274     $2,525,063     $3,594,395
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,036   $    4,499    $  3,060     $    7,593     $   13,701
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                         THE JAPANESE   THE ASIA
                                                                THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                               LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                              VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                              ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $42, $19,855,
   $3,149 and $1,656, respectively)..........................  $  262,650   $  256,899     $ 37,753     $ 49,156
  Interest...................................................          56            6            1           --
  Income from Securities Lending.............................       2,227       13,232        3,109        4,274
                                                               ----------   ----------     --------     --------
     Total Investment Income.................................     264,933      270,137       40,863       53,430
                                                               ----------   ----------     --------     --------
EXPENSES
  Investment Advisory Services Fees..........................      12,720       15,819        2,039        1,121
  Accounting & Transfer Agent Fees...........................         850          542          150           92
  Custodian Fees.............................................         121          810          568          355
  Shareholders' Reports......................................          30           20            5            3
  Directors'/Trustees' Fees & Expenses.......................         131           85           21           12
  Professional Fees..........................................         431          236           51           29
  Other......................................................         156          158           39           23
                                                               ----------   ----------     --------     --------
     Total Expenses..........................................      14,439       17,670        2,873        1,635
                                                               ----------   ----------     --------     --------
  Fees Paid Indirectly.......................................          --          (22)          (6)          (5)
                                                               ----------   ----------     --------     --------
  Net Expenses...............................................      14,439       17,648        2,867        1,630
                                                               ----------   ----------     --------     --------
  NET INVESTMENT INCOME (LOSS)...............................     250,494      252,489       37,996       51,800
                                                               ----------   ----------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................   1,042,669      394,216       94,606        2,045
    Futures..................................................          --       (1,587)          --           --
    Foreign Currency Transactions*...........................          --       (2,158)      (2,405)          32
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............   2,531,751    1,329,657      403,911       64,761
    Translation of Foreign Currency Denominated Amounts......          --          544          393          (13)
                                                               ----------   ----------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................   3,574,420    1,720,672      496,505       66,825
                                                               ----------   ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................  $3,824,914   $1,973,161     $534,501     $118,625
                                                               ==========   ==========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                         THE UNITED     THE
                                                          KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                           SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                          COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                           SERIES     SERIES       SERIES       SERIES       SERIES
                                                         ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $121,
   $9,056, $2,937, $11,554 and $9,869,
   respectively)........................................  $ 56,947   $ 63,435     $18,004      $ 78,461     $ 81,658
  Interest..............................................        --         64          --            --           --
  Income from Securities Lending........................       354     10,444       3,280         3,929       16,799
                                                          --------   --------     -------      --------     --------
     Total Investment Income............................    57,301     73,943      21,284        82,390       98,457
                                                          --------   --------     -------      --------     --------
EXPENSES
  Investment Advisory Services Fees.....................     1,686      2,642         686         3,264        7,439
  Accounting & Transfer Agent Fees......................       125        191          57           236          264
  Custodian Fees........................................       131        636          97         1,359        2,675
  Shareholders' Reports.................................         4          6           2             8           10
  Directors'/Trustees' Fees & Expenses..................        18         28           8            35           39
  Professional Fees.....................................        42         75          18           115          190
  Other.................................................        30         49          11            66           88
                                                          --------   --------     -------      --------     --------
     Total Expenses.....................................     2,036      3,627         879         5,083       10,705
                                                          --------   --------     -------      --------     --------
  Fees Paid Indirectly..................................        (1)        (3)         (2)          (25)         (34)
                                                          --------   --------     -------      --------     --------
  Net Expenses..........................................     2,035      3,624         877         5,058       10,671
                                                          --------   --------     -------      --------     --------
  NET INVESTMENT INCOME (LOSS)..........................    55,266     70,319      20,407        77,332       87,786
                                                          --------   --------     -------      --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................   110,830     61,594       5,104        24,456       69,227
    Futures.............................................        --         --          --            --          463
    Foreign Currency Transactions*......................         8        (97)        (36)         (130)      (1,240)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........   377,497    843,629      14,601       145,893      144,458
    Translation of Foreign Currency Denominated
     Amounts............................................       (22)       123         (11)           (8)         (41)
                                                          --------   --------     -------      --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...............   488,313    905,249      19,658       170,211      212,867
                                                          --------   --------     -------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS........................................  $543,579   $975,568     $40,065      $247,543     $300,653
                                                          ========   ========     =======      ========     ========

----------
* Net of foreign capital gain taxes withheld of $14, $14, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                          THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                   SERIES                 VALUE SERIES           COMPANY SERIES
                                          ------------------------  -----------------------  ----------------------
                                              YEAR         YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2013         2012         2013        2012        2013        2012
                                          -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........... $   250,494  $   212,847  $   252,489  $  260,321  $   37,996  $   35,567
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........   1,042,669      408,690      394,216     133,256      94,606      15,297
    Futures..............................          --           --       (1,587)         --          --        (283)
    Foreign Currency
     Transactions*.......................          --           --       (2,158)     (1,249)     (2,405)        593
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   2,531,751    1,049,282    1,329,657    (157,327)    403,911     (47,991)
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          544        (266)        393         (76)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   3,824,914    1,670,819    1,973,161     234,735     534,501       3,107
                                          -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,639,135      505,769    1,055,913     699,069     268,246     385,924
  Withdrawals............................  (1,214,213)    (922,543)  (1,475,193)   (651,462)   (207,854)   (205,115)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     424,922     (416,774)    (419,280)     47,607      60,392     180,809
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   4,249,836    1,254,045    1,553,881     282,342     594,893     183,916
NET ASSETS
  Beginning of Year......................  10,589,152    9,335,107    7,238,249   6,955,907   1,686,731   1,502,815
                                          -----------  -----------  -----------  ----------  ----------  ----------
  End of Year............................ $14,838,988  $10,589,152  $ 8,792,130  $7,238,249  $2,281,624  $1,686,731
                                          ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2013        2012        2013         2012        2013        2012
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   51,800  $   39,082  $   55,266   $   41,958  $   70,319  $   62,863
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      2,045      27,956     110,830      (16,423)     61,594      (4,064)
    Futures...............................         --        (140)         --          236          --          69
    Foreign Currency Transactions*........         32        (236)          8          339         (97)       (359)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     64,761       3,183     377,497      247,250     843,629         694
    Translation of Foreign Currency
     Denominated Amounts..................        (13)        (94)        (22)         (35)        123        (285)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    118,625      69,751     543,579      273,325     975,568      58,918
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    243,954     161,440      20,921       92,609      97,213     260,944
  Withdrawals.............................   (100,941)   (134,065)    (41,051)     (34,941)   (100,194)    (76,446)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    143,013      27,375     (20,130)      57,668      (2,981)    184,498
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    261,638      97,126     523,449      330,993     972,587     243,416
NET ASSETS
  Beginning of Year.......................  1,003,860     906,734   1,464,838    1,133,845   2,245,179   2,001,763
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,265,498  $1,003,860  $1,988,287   $1,464,838  $3,217,766  $2,245,179
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $14, $0, $14 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                THE CANADIAN SMALL   THE EMERGING MARKETS    THE EMERGING MARKETS
                                                  COMPANY SERIES            SERIES             SMALL CAP SERIES
                                                ------------------  ----------------------  ----------------------
                                                  YEAR      YEAR       YEAR        YEAR        YEAR        YEAR
                                                 ENDED     ENDED      ENDED       ENDED       ENDED       ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                  2013      2012       2013        2012        2013        2012
                                                --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $ 20,407  $ 16,111  $   77,332  $   67,879  $   87,786  $   58,512
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    5,104    26,982      24,456      34,169      69,227     106,663
    Futures....................................       --        --          --          --         463        (389)
    Foreign Currency Transactions*.............      (36)      111        (130)       (571)     (1,240)     (1,553)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   14,601   (63,323)    145,893      24,259     144,458       6,038
    Translation of Foreign Currency
     Denominated Amounts.......................      (11)       (7)         (8)         20         (41)        (15)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   40,065   (20,126)    247,543     125,756     300,653     169,256
                                                --------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions................................   42,578    11,500     937,021     523,537   1,276,889   1,002,685
  Withdrawals..................................  (30,525)  (38,550)   (331,711)   (175,967)   (439,369)    (93,517)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.................   12,053   (27,050)    605,310     347,570     837,520     909,168
                                                --------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   52,118   (47,176)    852,853     473,326   1,138,173   1,078,424
NET ASSETS
  Beginning of Year............................  689,086   736,262   2,913,307   2,439,981   2,953,350   1,874,926
                                                --------  --------  ----------  ----------  ----------  ----------
  End of Year.................................. $741,204  $689,086  $3,766,160  $2,913,307  $4,091,523  $2,953,350
                                                ========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $13, $1 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     THE U.S. LARGE CAP VALUE SERIES
                                                      ------------------------------------------------------------
                                                          YEAR         YEAR        YEAR        YEAR        YEAR
                                                         ENDED        ENDED       ENDED       ENDED       ENDED
                                                        OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                          2013         2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------
Total Return.........................................       35.68%       18.31%       5.69%      19.96%      11.90%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets..............        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate..............................          15%          10%         14%         28%         29%
-------------------------------------------------------------------------------------------------------------------

                                                                           THE DFA INTERNATIONAL VALUE SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets......................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate......................................         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           THE JAPANESE SMALL COMPANY SERIES
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      30.62%       0.54%      10.07%       0.72%      22.69%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,281,624  $1,686,731  $1,502,815  $1,211,600  $1,183,036
Ratio of Expenses to Average Net Assets......................       0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       1.87%       2.17%       2.07%       1.95%       2.15%
Portfolio Turnover Rate......................................         16%          7%          5%         10%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                      THE ASIA PACIFIC SMALL COMPANY SERIES
                                                              -----------------------------------------------------
                                                                 YEAR        YEAR        YEAR      YEAR      YEAR
                                                                ENDED       ENDED       ENDED     ENDED     ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31,
                                                                 2013        2012        2011      2010      2009
--------------------------------------------------------------------------------------------------------------------
Total Return.................................................      10.97%       7.48%    (5.15)%    28.91%    84.98%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,265,498  $1,003,860  $906,734   $935,138  $680,997
Ratio of Expenses to Average Net Assets......................       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Net Investment Income to Average Net Assets.........       4.64%       4.26%     3.78%      3.64%     4.00%
Portfolio Turnover Rate......................................          9%         18%       17%        18%       23%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       THE UNITED KINGDOM SMALL COMPANY SERIES
                                                              --------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR       YEAR
                                                                ENDED       ENDED       ENDED       ENDED      ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,
                                                                 2013        2012        2011        2010       2009
-----------------------------------------------------------------------------------------------------------------------
Total Return.................................................      37.42%      23.41%       0.20%      25.94%    43.51%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,988,287  $1,464,838  $1,133,845  $1,036,694  $770,472
Ratio of Expenses to Average Net Assets......................       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Net Investment Income to Average Net Assets.........       3.29%       3.37%       3.76%       2.86%     4.02%
Portfolio Turnover Rate......................................         17%          6%          7%         15%       10%
-----------------------------------------------------------------------------------------------------------------------

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      43.67%       2.29%     (10.75)%      15.37%      43.78%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,217,766  $2,245,179  $2,001,763   $2,072,484  $1,630,892
Ratio of Expenses to Average Net Assets......................       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       2.67%       3.15%       2.72%        2.24%       2.93%
Portfolio Turnover Rate......................................         13%          9%         10%          12%          7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                                  THE CANADIAN SMALL COMPANY SERIES
                                                                          -------------------------------------------------
                                                                            YEAR       YEAR      YEAR      YEAR      YEAR
                                                                           ENDED      ENDED     ENDED     ENDED     ENDED
                                                                          OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                            2013       2012      2011      2010      2009
----------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................     5.71%    (2.51)%     0.27%    43.17%    61.67%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $741,204  $689,086   $736,262  $663,722  $365,181
Ratio of Expenses to Average Net Assets..................................     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Net Investment Income to Average Net Assets.....................     2.99%     2.29%      1.72%     1.05%     1.37%
Portfolio Turnover Rate..................................................       14%       22%        24%       10%       23%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                                                                              THE EMERGING MARKETS SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       6.99%       4.55%      (6.44)%      27.04%      53.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,766,160  $2,913,307  $2,439,981   $2,529,493  $2,109,316
Ratio of Expenses to Average Net Assets......................       0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.38%       2.55%       2.48%        2.18%       2.57%
Portfolio Turnover Rate......................................          4%          5%         16%          12%         14%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                         THE EMERGING MARKETS SMALL CAP SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.41%       7.19%     (12.94)%      41.96%      92.08%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,091,523  $2,953,350  $1,874,926   $1,881,356  $1,167,973
Ratio of Expenses to Average Net Assets......................       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.37%       2.48%       2.32%        2.16%       2.52%
Portfolio Turnover Rate......................................         11%         13%         18%          15%         13%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2013, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $306,665 and $469,527 (in thousands), respectively, that transferred from Level 1 to Level 2. At October 31, 2013, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2013, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $22
              The Japanese Small Company Series.......      6
              The Asia Pacific Small Company Series...      5
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      3
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     25
              The Emerging Markets Small Cap Series...     34

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $336
                 The DFA International Value Series......  249
                 The Japanese Small Company Series.......   55
                 The Asia Pacific Small Company Series...   28
                 The United Kingdom Small Company Series.   35
                 The Continental Small Company Series....   67
                 The Canadian Small Company Series.......   17
                 The Emerging Markets Series.............   89
                 The Emerging Markets Small Cap Series...   60

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,846,229 $1,917,181
         The DFA International Value Series......  1,195,737  1,352,756
         The Japanese Small Company Series.......    424,423    328,727
         The Asia Pacific Small Company Series...    292,353    101,862
         The United Kingdom Small Company Series.    311,120    290,915
         The Continental Small Company Series....    402,109    337,539
         The Canadian Small Company Series.......    137,097     94,187
         The Emerging Markets Series.............    787,720    120,319
         The Emerging Markets Small Cap Series...  1,300,754    398,830

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $10,087,540  $5,403,680   $ (57,424)    $5,346,256
The DFA International Value Series......   7,749,972   2,159,515    (437,185)     1,722,330
The Japanese Small Company Series.......   2,358,440     405,211    (228,601)       176,610
The Asia Pacific Small Company Series...   1,466,625     342,063    (259,002)        83,061
The United Kingdom Small Company Series.   1,376,431     714,857     (82,047)       632,810
The Continental Small Company Series....   2,914,221   1,100,391    (315,213)       785,178
The Canadian Small Company Series.......   1,036,766     139,500    (217,785)       (78,285)
The Emerging Markets Series.............   2,779,497   1,353,861    (151,910)     1,201,951
The Emerging Markets Small Cap Series...   4,120,776     867,716    (438,130)       429,586

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. FUTURES CONTRACTS: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amounts in thousands):

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                REALIZED GAIN (LOSS) ON
                                            DERIVATIVES RECOGNIZED IN INCOME
                                            --------------------------------
                                                    EQUITY CONTRACTS
                                            --------------------------------
    The DFA International Value Series*....             $(1,587)
    The Emerging Markets Small Cap Series*.             $   463

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.89%       $ 6,790         20        $ 4        $23,318
The DFA International Value Series....     0.90%        12,445         46         14         76,121
The Japanese Small Company Series.....     0.88%         2,097         23          1          5,010
The Asia Pacific Small Company Series.     0.91%           614          5         --          2,155
The United Kingdom Small Company
  Series..............................     0.89%           224          4         --            503
The Continental Small Company Series..     0.85%           327         29         --          1,226
The Emerging Markets Series...........     0.89%         7,962         36          7         31,246
The Emerging Markets Small Cap Series.     0.86%        21,200         23         12         65,040

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. SECURITIES LENDING:

   As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                     MARKET VALUE
                                                     ------------
              The DFA International Value Series....   $ 29,499
              The Continental Small Company Series..        447
              The Canadian Small Company Series.....     55,991
              The Emerging Markets Series...........    111,222
              The Emerging Markets Small Cap Series.    102,610

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                  The Dimensional Emerging       MSCI Emerging Markets
                     Markets Value Fund         Index (net dividends)
                 -------------------------    ------------------------
10/31/2003                $10,000                     $10,000
11/30/2003                 10,114                      10,122
12/31/2003                 11,338                      10,855
 1/31/2004                 11,647                      11,234
 2/29/2004                 12,409                      11,749
 3/31/2004                 12,564                      11,896
 4/30/2004                 11,690                      10,922
 5/31/2004                 11,343                      10,704
 6/30/2004                 11,560                      10,749
 7/31/2004                 11,705                      10,552
 8/31/2004                 12,237                      10,990
 9/30/2004                 13,042                      11,624
10/31/2004                 13,459                      11,902
11/30/2004                 14,914                      13,004
12/31/2004                 15,881                      13,628
 1/31/2005                 16,148                      13,663
 2/28/2005                 17,621                      14,855
 3/31/2005                 16,341                      13,873
 4/30/2005                 15,762                      13,501
 5/31/2005                 16,001                      13,971
 6/30/2005                 16,533                      14,445
 7/31/2005                 17,734                      15,455
 8/31/2005                 18,027                      15,587
 9/30/2005                 19,478                      17,039
10/31/2005                 18,264                      15,925
11/30/2005                 19,620                      17,243
12/31/2005                 20,858                      18,262
 1/31/2006                 22,860                      20,301
 2/28/2006                 22,954                      20,277
 3/31/2006                 23,740                      20,456
 4/30/2006                 25,813                      21,913
 5/31/2006                 23,029                      19,617
 6/30/2006                 22,824                      19,569
 7/31/2006                 23,374                      19,849
 8/31/2006                 23,800                      20,355
 9/30/2006                 24,292                      20,524
10/31/2006                 25,989                      21,499
11/30/2006                 27,895                      23,097
12/31/2006                 28,883                      24,137
 1/31/2007                 29,338                      23,877
 2/28/2007                 29,513                      23,735
 3/31/2007                 31,059                      24,680
 4/30/2007                 33,545                      25,823
 5/31/2007                 36,106                      27,102
 6/30/2007                 37,143                      28,372
 7/31/2007                 38,915                      29,869
 8/31/2007                 37,673                      29,235
 9/30/2007                 41,074                      32,463
10/31/2007                 45,597                      36,084
11/30/2007                 42,288                      33,526
12/31/2007                 42,234                      33,643
 1/31/2008                 38,047                      29,445
 2/29/2008                 39,577                      31,618
 3/31/2008                 38,255                      29,945
 4/30/2008                 41,217                      32,375
 5/31/2008                 41,586                      32,976
 6/30/2008                 36,762                      29,687
 7/31/2008                 36,051                      28,567
 8/31/2008                 32,980                      26,285
 9/30/2008                 27,293                      21,685
10/31/2008                 18,826                      15,750
11/30/2008                 17,405                      14,565
12/31/2008                 19,553                      15,701
 1/31/2009                 17,796                      14,687
 2/28/2009                 16,283                      13,858
 3/31/2009                 19,110                      15,850
 4/30/2009                 22,870                      18,487
 5/31/2009                 28,031                      21,646
 6/30/2009                 27,690                      21,355
 7/31/2009                 31,417                      23,756
 8/31/2009                 31,664                      23,671
 9/30/2009                 34,596                      25,820
10/31/2009                 33,784                      25,852
11/30/2009                 35,950                      26,962
12/31/2009                 37,747                      28,027
 1/31/2010                 35,610                      26,464
 2/28/2010                 35,899                      26,557
 3/31/2010                 39,063                      28,701
 4/30/2010                 39,329                      29,049
 5/31/2010                 35,226                      26,494
 6/30/2010                 35,447                      26,299
 7/31/2010                 38,745                      28,489
 8/31/2010                 38,050                      27,936
 9/30/2010                 42,635                      31,040
10/31/2010                 44,106                      31,941
11/30/2010                 42,694                      31,098
12/31/2010                 46,258                      33,317
 1/31/2011                 44,816                      32,413
 2/28/2011                 44,091                      32,111
 3/31/2011                 46,635                      33,999
 4/30/2011                 48,313                      35,054
 5/31/2011                 46,487                      34,134
 6/30/2011                 45,540                      33,609
 7/31/2011                 45,178                      33,460
 8/31/2011                 40,609                      30,470
 9/30/2011                 33,333                      26,027
10/31/2011                 37,725                      29,475
11/30/2011                 35,825                      27,511
12/31/2011                 34,553                      27,179
 1/31/2012                 39,359                      30,262
 2/29/2012                 41,762                      32,074
 3/31/2012                 39,980                      31,004
 4/30/2012                 38,693                      30,633
 5/31/2012                 34,420                      27,198
 6/30/2012                 35,987                      28,248
 7/31/2012                 35,773                      28,799
 8/31/2012                 36,283                      28,703
 9/30/2012                 38,627                      30,435
10/31/2012                 38,139                      30,250
11/30/2012                 38,575                      30,634
12/31/2012                 41,400                      32,132
 1/31/2013                 42,080                      32,575
 2/28/2013                 41,392                      32,166
 3/31/2013                 41,052                      31,612
 4/30/2013                 41,422                      31,850
 5/31/2013                 40,254                      31,033
 6/30/2013                 36,875                      29,057
 7/31/2013                 37,607                      29,361             Past performance is not predictive of
 8/31/2013                 36,823                      28,856             future performance.
 9/30/2013                 39,551                      30,733
10/31/2013                 41,355                      32,226             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          ---------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                8.43%      17.05%      15.25%             rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.


                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 8.43% for the Fund and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Fund's greater exposure to small cap stocks was primarily responsible for the Fund's outperformance relative to the Index. The Fund's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2013
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/13  10/31/13    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $  998.40    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   6.2%
              Consumer Staples.............................   4.9%
              Energy.......................................  17.2%
              Financials...................................  33.9%
              Health Care..................................   0.4%
              Industrials..................................  11.7%
              Information Technology.......................   7.2%
              Materials....................................  15.0%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.5%)
BRAZIL -- (8.0%)
    Banco do Brasil SA..................................   6,171,473 $   81,690,539            0.4%
#   Banco Santander Brasil SA ADR.......................  18,012,780    124,828,565            0.6%
    BM&FBovespa SA......................................  21,761,674    122,651,270            0.6%
#   Gerdau SA Sponsored ADR.............................  14,806,992    117,419,446            0.6%
#   Petroleo Brasileiro SA ADR..........................  20,410,443    355,754,021            1.8%
#   Petroleo Brasileiro SA Sponsored ADR................  22,111,474    401,544,368            2.1%
    Other Securities....................................                465,245,129            2.5%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,669,133,338            8.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,622,312     92,768,148            0.5%
    Other Securities....................................                211,091,146            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                303,859,294            1.6%
                                                                     --------------           -----

CHINA -- (14.0%)
    Agricultural Bank of China, Ltd. Class H............ 255,464,000    123,106,826            0.7%
    Bank of China, Ltd. Class H......................... 989,630,331    465,927,610            2.4%
    Bank of Communications Co., Ltd. Class H............ 110,893,574     81,256,211            0.4%
    China Construction Bank Corp. Class H............... 281,910,940    219,334,202            1.1%
    China Petroleum & Chemical Corp. ADR................   1,291,935    103,832,800            0.6%
    China Petroleum & Chemical Corp. Class H............ 212,971,575    172,402,097            0.9%
#   China Unicom Hong Kong, Ltd. ADR....................   7,316,862    114,143,047            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 148,536,996    103,936,545            0.6%
    Other Securities....................................              1,521,553,477            7.7%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,905,492,815           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.1%)
    Other Securities....................................                 19,308,502            0.1%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 30,941,403            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     26,658            0.0%
                                                                     --------------           -----

HUNGARY -- (0.5%)
#   OTP Bank P.L.C......................................   3,936,697     81,667,483            0.4%
    Other Securities....................................                 12,457,748            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 94,125,231            0.5%
                                                                     --------------           -----

INDIA -- (6.0%)
    ICICI Bank, Ltd. Sponsored ADR......................   3,394,535    126,684,046            0.7%
    Reliance Industries, Ltd............................  20,872,830    310,667,472            1.6%
    Other Securities....................................                812,836,187            4.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,250,187,705            6.4%
                                                                     --------------           -----

INDONESIA -- (2.3%)
    Other Securities....................................                476,382,766            2.4%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                    296,602            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
MALAYSIA -- (3.6%)
    Other Securities....................................             $  741,293,938            3.8%
                                                                     --------------           -----

MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Class A.........................  51,102,755    139,906,142            0.7%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  16,838,196    178,148,109            0.9%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,494,369    232,724,627            1.2%
    Grupo Financiero Banorte S.A.B. de C.V..............  23,160,991    148,261,585            0.8%
    Other Securities....................................                574,307,739            2.9%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,273,348,202            6.5%
                                                                     --------------           -----

PHILIPPINES -- (1.0%)
    Other Securities....................................                216,700,475            1.1%
                                                                     --------------           -----

POLAND -- (1.6%)
    PGE SA..............................................  13,948,284     81,477,830            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   6,239,721     88,026,919            0.5%
    Other Securities....................................                157,488,252            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                326,993,001            1.7%
                                                                     --------------           -----

RUSSIA -- (4.9%)
    Gazprom OAO Sponsored ADR........................... 106,937,161    999,584,526            5.1%
    Other Securities....................................                 21,297,582            0.1%
                                                                     --------------           -----
TOTAL RUSSIA............................................              1,020,882,108            5.2%
                                                                     --------------           -----

SOUTH AFRICA -- (6.7%)
#   Barclays Africa Group, Ltd..........................   6,124,179     94,589,135            0.5%
#   Nedbank Group, Ltd..................................   3,713,947     80,747,979            0.4%
    Sanlam, Ltd.........................................  24,685,296    132,450,694            0.7%
    Standard Bank Group, Ltd............................  18,943,972    241,007,060            1.2%
#*  Steinhoff International Holdings, Ltd...............  24,286,822     93,754,826            0.5%
    Other Securities....................................                752,656,981            3.9%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,395,206,675            7.2%
                                                                     --------------           -----

SOUTH KOREA -- (14.6%)
    Hana Financial Group, Inc...........................   4,078,729    156,836,439            0.8%
#   Hyundai Steel Co....................................   1,197,245     98,578,876            0.5%
    KB Financial Group, Inc.............................   2,902,753    114,320,481            0.6%
    KB Financial Group, Inc. ADR........................   3,182,416    123,509,565            0.7%
#   LG Electronics, Inc.................................   1,776,548    113,798,502            0.6%
    POSCO...............................................     681,110    203,339,180            1.1%
#   POSCO ADR...........................................   1,626,923    121,140,686            0.6%
    Samsung C&T Corp....................................   1,386,322     82,261,509            0.4%
#   Samsung SDI Co., Ltd................................     520,138     86,702,427            0.5%
    Shinhan Financial Group Co., Ltd....................   5,415,719    236,144,882            1.2%
    SK Holdings Co., Ltd................................     530,249     96,102,228            0.5%
    SK Innovation Co., Ltd..............................     845,193    118,461,430            0.6%
    Other Securities....................................              1,483,201,139            7.5%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,034,397,344           15.6%
                                                                     --------------           -----

TAIWAN -- (13.9%)
    Fubon Financial Holding Co., Ltd....................  88,739,471    130,052,844            0.7%
    Mega Financial Holding Co., Ltd..................... 135,127,381    117,005,240            0.6%
#   United Microelectronics Corp........................ 218,090,681     92,516,948            0.5%
    Yuanta Financial Holding Co., Ltd................... 151,353,654     82,534,377            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              PERCENTAGE
                                   SHARES       VALUE++     OF NET ASSETS**
                                   ------       -------     ---------------
    TAIWAN -- (Continued)
        Other Securities........            $ 2,460,013,826           12.6%
                                            ---------------           -----
    TOTAL TAIWAN................              2,882,123,235           14.8%
                                            ---------------           -----

    THAILAND -- (3.1%)
        PTT Global Chemical PCL. 32,067,141      80,876,163            0.4%
        PTT PCL................. 10,844,100     110,444,328            0.6%
        Other Securities........                460,615,908            2.4%
                                            ---------------           -----
    TOTAL THAILAND..............                651,936,399            3.4%
                                            ---------------           -----

    TURKEY -- (2.5%)
        Turkiye Is Bankasi...... 36,884,191     100,763,267            0.5%
        Other Securities........                418,780,142            2.2%
                                            ---------------           -----
    TOTAL TURKEY................                519,543,409            2.7%
                                            ---------------           -----
    TOTAL COMMON STOCKS.........             18,812,179,100           96.8%
                                            ---------------           -----

    PREFERRED STOCKS -- (2.2%)
    BRAZIL -- (2.1%)
        Petroleo Brasileiro SA.. 24,521,904     222,343,011            1.2%
        Other Securities........                221,166,672            1.1%
                                            ---------------           -----
    TOTAL BRAZIL................                443,509,683            2.3%
                                            ---------------           -----

    COLOMBIA -- (0.1%)
        Other Securities........                 15,140,331            0.1%
                                            ---------------           -----
    TOTAL PREFERRED STOCKS......                458,650,014            2.4%
                                            ---------------           -----

    RIGHTS/WARRANTS -- (0.0%)
    CHILE -- (0.0%)
        Other Securities........                        100            0.0%
                                            ---------------           -----

    MALAYSIA -- (0.0%)
        Other Securities........                    385,124            0.0%
                                            ---------------           -----

    POLAND -- (0.0%)
        Other Securities........                         --            0.0%
                                            ---------------           -----

    SOUTH KOREA -- (0.0%)
        Other Securities........                     22,204            0.0%
                                            ---------------           -----

    THAILAND -- (0.0%)
        Other Securities........                     57,286            0.0%
                                            ---------------           -----
    TOTAL RIGHTS/WARRANTS.......                    464,714            0.0%
                                            ---------------           -----


DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     SHARES/
                                                                      FACE                        PERCENTAGE
                                                                     AMOUNT         VALUE+      OF NET ASSETS**
                                                                     -------        ------      ---------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund..............................  129,904,927 $ 1,503,000,000            7.7%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $12,056,798 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $10,903,189) to be
       repurchased at $10,689,437................................. $     10,689      10,689,401            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,513,689,401            7.8%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,304,856,701)........................................                $20,784,983,229          107.0%
                                                                                ===============          ======

Summary of the Fund's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,073,840,952 $   595,292,386   --    $ 1,669,133,338
  Chile.......................     99,110,686     204,748,608   --        303,859,294
  China.......................    236,947,644   2,668,545,171   --      2,905,492,815
  Colombia....................     19,308,502              --   --         19,308,502
  Czech Republic..............             --      30,941,403   --         30,941,403
  Hong Kong...................             --          26,658   --             26,658
  Hungary.....................             --      94,125,231   --         94,125,231
  India.......................    146,609,452   1,103,578,253   --      1,250,187,705
  Indonesia...................      6,187,469     470,195,297   --        476,382,766
  Israel......................         20,113         276,489   --            296,602
  Malaysia....................             --     741,293,938   --        741,293,938
  Mexico......................  1,272,993,390         354,812   --      1,273,348,202
  Philippines.................             --     216,700,475   --        216,700,475
  Poland......................        119,863     326,873,138   --        326,993,001
  Russia......................        814,231   1,020,067,877   --      1,020,882,108
  South Africa................    170,364,260   1,224,842,415   --      1,395,206,675
  South Korea.................    362,529,229   2,671,868,115   --      3,034,397,344
  Taiwan......................     38,733,186   2,843,390,049   --      2,882,123,235
  Thailand....................    651,936,399              --   --        651,936,399
  Turkey......................             --     519,543,409   --        519,543,409
Preferred Stocks
  Brazil......................             --     443,509,683   --        443,509,683
  Colombia....................     15,140,331              --   --         15,140,331
Rights/Warrants
  Chile.......................             --             100   --                100
  Malaysia....................             --         385,124   --            385,124
  Poland......................             --              --   --                 --
  South Korea.................             --          22,204   --             22,204
  Thailand....................             --          57,286   --             57,286
Securities Lending Collateral.             --   1,513,689,401   --      1,513,689,401
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,094,655,707 $16,690,327,522   --    $20,784,983,229
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,645,822 of securities on loan)*....... $19,271,294
Collateral Received from Securities on Loan at Value & Cost..............      10,689
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,503,000
Foreign Currencies at Value..............................................      58,647
Cash.....................................................................      90,464
Receivables:
  Investment Securities Sold.............................................      28,594
  Dividends, Interest and Tax Reclaims...................................       6,129
  Securities Lending Income..............................................       1,920
                                                                          -----------
     Total Assets........................................................  20,970,737
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,513,689
  Investment Securities Purchased........................................      26,347
  Due to Advisor.........................................................       1,628
Unrealized Loss on Foreign Currency Contracts............................          64
Accrued Expenses and Other Liabilities...................................       1,723
                                                                          -----------
     Total Liabilities...................................................   1,543,451
                                                                          -----------
NET ASSETS............................................................... $19,427,286
                                                                          ===========
Investments at Cost...................................................... $18,791,168
                                                                          ===========
Foreign Currencies at Cost............................................... $    58,852
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $65,796).......... $  421,959
    Interest......................................................         15
    Income from Securities Lending................................     25,619
                                                                   ----------
       Total Investment Income....................................    447,593
                                                                   ----------
  EXPENSES
    Investment Advisory Services Fees.............................     18,145
    Accounting & Transfer Agent Fees..............................      1,269
    Custodian Fees................................................      7,431
    Shareholders' Reports.........................................         48
    Directors'/Trustees' Fees & Expenses..........................        198
    Professional Fees.............................................        741
    Other.........................................................        465
                                                                   ----------
       Total Expenses.............................................     28,297
                                                                   ----------
    Fees Paid Indirectly..........................................       (111)
                                                                   ----------
    Net Expenses..................................................     28,186
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    419,407
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:..................................
      Investment Securities Sold..................................    304,248
      Foreign Currency Transactions...............................     (2,833)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    724,674
      Translation of Foreign Currency Denominated Amounts.........          7
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  1,026,096
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $1,445,503
                                                                   ==========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                 YEAR         YEAR
                                                                                ENDED        ENDED
                                                                               OCT. 31,     OCT. 31,
                                                                                 2013         2012
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............................................. $   419,407  $   375,228
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................     304,248      398,744
    Futures.................................................................          --       (1,269)
    Foreign Currency Transactions*..........................................      (2,833)      (4,761)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     724,674     (574,018)
    Translation of Foreign Currency Denominated Amounts.....................           7         (185)
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......   1,445,503      193,739
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................   2,894,722    3,560,477
  Withdrawals...............................................................  (1,797,261)    (873,473)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................   1,097,461    2,687,004
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................   2,542,964    2,880,743
NET ASSETS
  Beginning of Year.........................................................  16,884,322   14,003,579
                                                                             -----------  -----------
  End of Year............................................................... $19,427,286  $16,884,322
                                                                             ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $314, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                     DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         ---------------------------------------------------------------
                                                             YEAR         YEAR         YEAR          YEAR        YEAR
                                                            ENDED        ENDED        ENDED         ENDED       ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                             2013         2012         2011          2010        2009
-------------------------------------------------------------------------------------------------------------------------
Total Return............................................        8.43%        1.10%      (14.47)%       30.55%      79.39%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $19,427,286  $16,884,322  $14,003,579   $11,917,955  $7,965,125
Ratio of Expenses to Average Net Assets.................        0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Net Investment Income to Average Net Assets....        2.32%        2.43%        2.29%         1.81%       2.17%
Portfolio Turnover Rate.................................           6%           8%           5%           15%         20%
-------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. The Fund will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2013, the Fund had significant transfers of securities with a total value of $1,222,930 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2013, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $369 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2013, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were $111 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $27 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  PURCHASES    SALES
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,746,457 $1,070,905

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $20,422,709  $3,294,843  $(2,932,568)    $362,275

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.86%       $36,348         19        $17        $86,942

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2013.

H. SECURITIES LENDING:

   As of October 31, 2013, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $284,247 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF DIMENSIONAL EMERGING MARKETS VALUE FUND:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, brokers, and the transfer agent of the investee fund provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      NAME, POSITION                                PORTFOLIOS WITHIN THE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN                               HELD
----------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                         investment companies   University of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
----------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1965).
The University of Chicago                                                  Member and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange
5807 S. Woodlawn Avenue                                                    (futures trading exchange) (since 2004).
Chicago, IL 60637                                                          Formerly, Director of UNext, Inc. (1999-2006).
1939                                                                       Trustee, Harbor Fund (registered investment
                                                                           company) (30 Portfolios) (since 1994). Formerly,
                                                                           Member of the Board of Milwaukee Mutual
                                                                           Insurance Company (1997-2010).
----------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).
----------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                 Professor of Human Resources Management
Stanford University                                                        and Economics, Graduate School of Business,
Graduate School of Business                                                Stanford University (since 1995). Cornerstone
518 Memorial Way Stanford,                                                 Research (expert testimony and economic and
CA 94305-5015                                                              financial analysis) (since 2009). Formerly,
1948                                                                       Chairman of the President George W. Bush's
                                                                           Council of Economic Advisers (2006-2009).
                                                                           Formerly, Council of Economic Advisors, State of
                                                                           California (2005-2006). Formerly, Commissioner,
                                                                           White House Panel on Tax Reform (2005).
----------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980).
                                                                           Formerly, Director, Chicago Mercantile Exchange
                                                                           (2001-2008).
----------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1980).
The University of Chicago                                                  Co-Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as
Chicago, IL 60637                                                          HON Industries Inc.) (office furniture) (since
1953                                                                       2000). Director, Ryder System Inc.
                                                                           (transportation, logistics and supply-chain
                                                                           management) (since 2003). Trustee, UBS Funds
                                                                           (4 investment companies within the fund
                                                                           complex) (52 portfolios) (since 2009).
----------------------------------------------------------------------------------------------------------------------------

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
-------------------------------------------------------------------------------------------------------------------------------
David G. Booth               Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                               investment companies   Executive Officer (since January 2010) of
Co-Chief Executive                                                       Dimensional Holdings Inc., Dimensional Fund
Officer and President of                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
DFAIDG and DIG.                                                          DIG and DFAITC. Director of Dimensional Fund
Chairman, Trustee,                                                       Advisors Ltd., Dimensional Funds PLC, Dimensional
Co-Chief Executive                                                       Funds II PLC, DFA Australia Limited, Dimensional
Officer and President of                                                 Cayman Commodity Fund I Ltd., Dimensional Japan
DFAITC and DEM.                                                          Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                      Director and Co-Chief Executive Officer of
Building One Austin,                                                     Dimensional Fund Advisors Canada ULC. President,
Texas 78746                                                              Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                     Oak Hill Partners (since 2001) and VSC Investors,
                                                                         LLC (since 2007). Trustee, The University of
                                                                         Chicago. Trustee, University of Kansas Endowment
                                                                         Association. Formerly, Chief Executive Officer (until
                                                                         2010) and Chief Investment Officer (2003-2007) of
                                                                         Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                         DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                         Holdings Inc. Formerly, Chief Investment Officer of
                                                                         Dimensional Fund Advisors Ltd. Formerly, President
                                                                         and Chief Investment Officer of DFA Australia
                                                                         Limited. Formerly, Director, SA Funds (registered
                                                                         investment company).
-------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                    Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer                                                 Dimensional Fund Advisors LP, DFA Securities LLC,
of DFAIDG and DIG.                                                       DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                        Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                    Executive Officer, President and Chief Investment
Chief Investment Officer                                                 Officer of Dimensional Fund Advisors Canada ULC.
of DFAITC and DEM.                                                       Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                      of DFA Australia Limited. Director of Dimensional
Building One                                                             Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                         Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                     and Dimensional Advisors Ltd., Formerly President
                                                                         of Dimensional Holdings Inc, Dimensional Fund
                                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                         DIG, DFAITC and Dimensional Fund Advisors
                                                                         Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                  Since 2008      Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                 Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                  Since 2005      Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                 Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                Since 2007      Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                 Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                  Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                 Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                    Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                 Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                     Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                      Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------

                                 TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND     AND LENGTH OF
       AND YEAR OF BIRTH             SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell                  Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional (August 2002-January 2012).
1976
------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                   Since 2007      Vice President of all the DFA Entities.
Vice President
1949
------------------------------------------------------------------------------------------------------------------------
George H. Crane                     Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                      President and Managing Director at State Street Bank & Trust
1955                                                Company (2007-2008).
------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan              Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                     Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                  and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------
James L. Davis                      Since 1999      Vice President of all the DFA Entities.
Vice President
1956
------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                     Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                      Dimensional Fund Advisors Canada ULC.
1957
------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                    Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                      Dimensional (since August 2008).
1972
------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                  Since 2001      Vice President of all the DFA Entities.
Vice President
1970
------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                  Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                        DFA Australia Limited.
Secretary
1965
------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                 Since 2004      Vice President of all the DFA Entities.
Vice President
1971
------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                      Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                      Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                Manager of Dimensional (since January 2012).
------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                   Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                      for Dimensional (since June 2006).
1970
------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                    Since 2007      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                      Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                      at BlackRock (2004-January 2012).
1968
------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                       Since 2000      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------
John T. Gray                        Since 2007      Vice President of all the DFA Entities.
Vice President
1974
------------------------------------------------------------------------------------------------------------------------
Christian Gunther                   Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                      Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                    (2008-2009); Trader for Dimensional (2004-2008).
------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                      Since 2007      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------

                                    TERM OF OFFICE/1/
   NAME, POSITION WITH THE FUND      AND LENGTH OF
        AND YEAR OF BIRTH               SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                     Since 2005      Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.
----------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight                         Since 2005      Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Christine W. Ho                        Since 2004      Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath                     Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
Vice President                                         Co-Head Global Consultant Relations at BlackRock (2004-2011).
1960
----------------------------------------------------------------------------------------------------------------------------
William A. Irvine                      Since 2013      Vice President of all the DFA Entities, Regional Director For
Vice President                                         Dimensional (since 2012). Formerly, Vice President of Institutional
1957                                                   Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon                           Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                         Commodity Fund I Ltd.
1973
----------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones                       Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
Vice President                                         for Dimensional (October 2008-January 2012).
1968
----------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating                     Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
Vice President                                         Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
1954                                                   Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                       and Chief Operating Officer of Dimensional. Director, Vice
                                                       President and Chief Privacy Officer of Dimensional Fund Advisors
                                                       Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                       Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                       Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                       and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper                       Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (since October 2004).
1977
----------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp                          Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                         for Dimensional Fund Advisors LP (April 2006-January 2012).
1948
----------------------------------------------------------------------------------------------------------------------------
David M. Kershner                      Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                         Dimensional (since June 2004).
1971
----------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn                        Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
Vice President                                         Sales for Dimensional (since August 2010). Formerly, Chief DC
1971                                                   Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                     Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
Vice President                                         Dimensional (since January 2012). Formerly, Portfolio Manager for
1971                                                   Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski                    Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
Vice President                                         Investment Analytics and Data for Dimensional (January 2012-
1981                                                   December 2012); Systems Developer for Dimensional (June 2007-
                                                       December 2011).
----------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad                       Since 2011      Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (2007-2010).
1968
----------------------------------------------------------------------------------------------------------------------------
Michael F. Lane                        Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
Vice President                                         Dimensional SmartNest (US) LLC (since 2012).
1967
----------------------------------------------------------------------------------------------------------------------------
Francis R. Lao                         Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                         Global Operations at Janus Capital Group (2005-2011).
1969
----------------------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
   NAME, POSITION WITH THE FUND        AND LENGTH OF
        AND YEAR OF BIRTH                 SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
David F. LaRusso                    Since 2013            Vice President of all the DFA Entities. Formerly, Senior Trader for
Vice President                                            Dimensional (January 2010-December 2012); Trader for
1978                                                      Dimensional (2000-2009).
-------------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee                       Since 2005            Vice President of all the DFA Entities.
Vice President
1971
-------------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                      Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                            Associate for Dimensional (July 2008-2010).
1980
-------------------------------------------------------------------------------------------------------------------------------
John B. Lessley                     Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (since January 2008).
1960
-------------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                   Since 2009            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (since February 2004).
1969
-------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                   Since 2010            Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                            Commodity Fund I Ltd. Counsel for Dimensional (since September
1972                                                      2006).
-------------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                    Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (Since August 2010). Formerly, Vice President, Sales
1971                                                      and Business Development at AdvisorsIG (PPMG) (2009- 2010);
                                                          Vice President at Credit Suisse (2007-2009).
-------------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                     Since 2008            Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                           Resources of Dimensional.
Human Resources
1970
-------------------------------------------------------------------------------------------------------------------------------
David R. Martin Vice                Since 2007            Vice President, Chief Financial Officer and Treasurer of all the DFA
President, Chief Financial Officer                        Entities. Director, Vice President, Chief Financial Officer and
and Treasurer                                             Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
1956                                                      Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                          Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                          Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                          President of Dimensional SmartNest (US) LLC, and Dimensional
                                                          Cayman Commodity Fund I Ltd. Director of Dimensional Funds
                                                          PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                          Dimensional Japan Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                   Since 2013            Vice President of all the DFA Entities. Client Service Manager for
Vice President                                            Dimensional (Since 2012). Formerly, Regional Director for
1978                                                      Dimensional (2008-2011; Senior Associate at Dimensional (2007-
                                                          2010).
-------------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                  Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                            Systems at Dimensional (Since 2011). Formerly, Project Manager
1971                                                      for Dimensional (2007-2010).
-------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                 Vice President since  Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary        1997 and Secretary    President and Secretary of DFA Australia Limited and Dimensional
1964                                since 2000            Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                          Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                          (US) LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                          Dimensional Japan Ltd. (since February 2012), Dimensional
                                                          Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte.
                                                          Ltd. (since June 2012) and Dimensional Hong Kong Limited (since
                                                          August 2012). Director, Dimensional Funds PLC and Dimensional
                                                          Funds II PLC (since 2002 and 2006, respectively). Director of
                                                          Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                          Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                          August 2012 and July 2012).
-------------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                     Since 2011            Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                            Dimensional (2008-2010).
1964
-------------------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
   Selwyn J. Notelovitz          Since 2012      Vice President of all DFA Entities. Deputy Chief Compliance Officer
   Vice President                                of Dimensional (since December 2012). Formerly Chief Compliance
   1961                                          Officer of Wellington Management Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------
   Carolyn L. O                  Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
   Vice President                                Commodity Fund I Ltd. Deputy General Counsel, Funds (since
   1974                                          2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
   Gerard K. O'Reilly            Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
-----------------------------------------------------------------------------------------------------------------------
   Daniel C. Ong                 Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since July 2005).
   1973
-----------------------------------------------------------------------------------------------------------------------
   Kyle K. Ozaki                 Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
   Vice President                                Dimensional (since January 2008). Formerly, Compliance Officer
   1978                                          (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
   Matthew A. Pawlak             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional Fund Advisors LP (since 2012). Formerly, Senior
   1977                                          Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
   Brian P. Pitre                Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
   Vice President                                Fund Advisors LP (since 2009). Formerly, Vice President and
   1976                                          Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
   David A. Plecha               Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
   1961                                          Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
   Allen Pu                      Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since July 2006).
   1970
-----------------------------------------------------------------------------------------------------------------------
   Theodore W. Randall           Since 2008      Vice President of all the DFA Entities. Formerly, Research
   Vice President                                Associate of Dimensional (2006-2008).
   1973
-----------------------------------------------------------------------------------------------------------------------
   Mark A. Regier                Since 2013      Vice President of all the DFA Entities. Planning and Analysis
   Vice President                                Manager for Dimensional (since July 2007).
   1969
-----------------------------------------------------------------------------------------------------------------------
   Savina B. Rizova              Since 2012      Vice President of all the DFA Entities. Formerly, Research
   Vice President                                Associate for Dimensional (June 2011-January 2012); Research
   1981                                          Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
   L. Jacobo Rodriguez           Since 2005      Vice President of all the DFA Entities.
   Vice President
   1971
-----------------------------------------------------------------------------------------------------------------------
   Julie A. Saft                 Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
   Vice President                                Dimensional (since July 2008).
   1959
-----------------------------------------------------------------------------------------------------------------------
   Walid A. Shinnawi             Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (March 2006-January 2010).
   1961
-----------------------------------------------------------------------------------------------------------------------
   Bruce A. Simmons              Since 2009      Vice President of all the DFA Entities. Investment Operations
   Vice President                                Manager for Dimensional (since May 2007).
   1965
-----------------------------------------------------------------------------------------------------------------------
   Ted R. Simpson                Since 2007      Vice President of all the DFA Entities.
   Vice President
   1968
-----------------------------------------------------------------------------------------------------------------------
   Bryce D. Skaff                Since 2007      Vice President of all the DFA Entities.
   Vice President
   1975
-----------------------------------------------------------------------------------------------------------------------
   Andrew D. Smith               Since 2011      Vice President of all the DFA Entities. Project Manager for
   Vice President                                Dimensional (2007-2010).
   1968
-----------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
   Grady M. Smith                Since 2004      Vice President of all the DFA Entities and Dimensional Fund
   Vice President                                Advisors Canada ULC.
   1956
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder                Since 2000      Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth            Since 2004      Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman            Since 2004      Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 Enhanced U.S. Large Company
  Portfolio..........................      100%          --            --         --        --          100%          --
 U.S. Large Cap Equity Portfolio.....      100%          --            --         --        --          100%         100%
 U.S. Large Cap Value Portfolio......      100%          --            --         --        --          100%         100%
 U.S. Targeted Value Portfolio.......       20%           5%           75%        --        --          100%         100%
 U.S. Small Cap Value Portfolio......       20%           3%           77%        --        --          100%         100%
 U.S. Core Equity 1 Portfolio........      100%          --            --         --        --          100%         100%
 U.S. Core Equity 2 Portfolio........       72%          --            28%        --        --          100%         100%
 U.S. Vector Equity Portfolio........       88%          --            12%        --        --          100%         100%
 U. S Small Cap Portfolio............       24%           3%           73%        --        --          100%         100%
 U.S. Micro Cap Portfolio............       21%          --            79%        --        --          100%         100%
 DFA Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Large Cap International Portfolio...      100%          --            --         --        --          100%         100%
 International Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 International Small Company
  Portfolio..........................       77%           1%           22%        --        --          100%         100%
 Japanese Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Asia Pacific Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 United Kingdom Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Continental Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 Enhanced U.S. Large Company
  Portfolio..........................     --          4%        --         --       100%       100%
 U.S. Large Cap Equity Portfolio.....    100%        --         --         --       100%       100%
 U.S. Large Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Targeted Value Portfolio.......    100%        --         --         --       100%       100%
 U.S. Small Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Core Equity 1 Portfolio........    100%        --         --         --       100%       100%
 U.S. Core Equity 2 Portfolio........    100%        --         --         --       100%       100%
 U.S. Vector Equity Portfolio........    100%        --         --         --       100%       100%
 U. S Small Cap Portfolio............    100%        --         --         --       100%       100%
 U.S. Micro Cap Portfolio............    100%        --         --         --       100%       100%
 DFA Real Estate Securities
  Portfolio..........................    100%        --         --         --       100%       100%
 Large Cap International Portfolio...    100%        --          5%       100%      100%       100%
 International Core Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 International Small Company
  Portfolio..........................    100%        --          3%        98%      100%       100%
 Japanese Small Company
  Portfolio..........................    100%        --          4%        64%      100%       100%
 Asia Pacific Small Company
  Portfolio..........................    100%        --          3%       100%      100%       100%
 United Kingdom Small Company
  Portfolio..........................    100%        --         --         --       100%       100%
 Continental Small Company
  Portfolio..........................    100%        --          5%       100%      100%       100%

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 DFA International Real Estate
  Securities Portfolio...............      100%          --            --         --        --          100%         100%
 DFA Global Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA International Small Cap Value
  Portfolio..........................       63%           1%           37%        --        --          100%         100%
 International Vector Equity
  Portfolio..........................       89%          --            11%        --        --          100%         100%
 World ex U.S. Value Portfolio.......      100%          --            --         --        --          100%         100%
 World ex U.S. Targeted Value
  Portfolio..........................       97%          --             2%        --        --          100%         100%
 World ex U.S. Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Selectively Hedged Global Equity
  Portfolio..........................       77%          10%           13%        --        --          100%         100%
 Emerging Markets Portfolio..........       67%          --            33%        --        --          100%         100%
 Emerging Markets Small Cap
  Portfolio..........................       41%           2%           56%        --        --          100%         100%
 Emerging Markets Value
  Portfolio..........................       51%          --            49%        --        --          100%         100%
 Emerging Markets Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA Commodity Strategy
  Portfolio..........................       73%          14%           14%        --        --          100%         100%
 DIMENSIONAL INVESTMENT GROUP
  INC.
 DFA International Value Portfolio...      100%          --            --         --        --          100%         100%
 U.S. Large Company Portfolio........      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 DFA International Real Estate
  Securities Portfolio...............    100%        --          3%        77%      100%       100%
 DFA Global Real Estate Securities
  Portfolio..........................    100%        --          3%        74%      100%       100%
 DFA International Small Cap Value
  Portfolio..........................    100%        --          4%        97%      100%       100%
 International Vector Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 World ex U.S. Value Portfolio.......    100%        --          9%       100%      100%       100%
 World ex U.S. Targeted Value
  Portfolio..........................    100%        --          6%       100%      100%       100%
 World ex U.S. Core Equity
  Portfolio..........................    100%        --          6%       100%      100%       100%
 Selectively Hedged Global Equity
  Portfolio..........................    100%        --          3%        55%      100%       100%
 Emerging Markets Portfolio..........    100%        --          7%       100%      100%       100%
 Emerging Markets Small Cap
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Value
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Core Equity
  Portfolio..........................    100%        --          6%       100%      100%       100%
 DFA Commodity Strategy
  Portfolio..........................    100%         1%        --         --       100%       100%
 DIMENSIONAL INVESTMENT GROUP
  INC.
 DFA International Value Portfolio...    100%        --          8%       100%      100%       100%
 U.S. Large Company Portfolio........    100%        --         --         --       100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-001A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA Investment Dimensions Group Inc.
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
CHAIRMAN AND CO-CHIEF EXECUTIVE OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
      Performance Charts................................................   3
      Management's Discussion and Analysis..............................  11
      Disclosure of Fund Expenses.......................................  17
      Disclosure of Portfolio Holdings..................................  20
      Schedules of Investments
          DFA One-Year Fixed Income Portfolio...........................  22
          DFA Two-Year Global Fixed Income Portfolio....................  26
          DFA Selectively Hedged Global Fixed Income Portfolio..........  29
          DFA Short-Term Government Portfolio...........................  34
          DFA Five-Year Global Fixed Income Portfolio...................  36
          DFA World ex U.S. Government Fixed Income Portfolio...........  40
          DFA Intermediate Government Fixed Income Portfolio............  42
          DFA Short-Term Extended Quality Portfolio.....................  44
          DFA Intermediate-Term Extended Quality Portfolio..............  51
          DFA Investment Grade Portfolio................................  58
          DFA Inflation-Protected Securities Portfolio..................  59
          DFA Short-Term Municipal Bond Portfolio.......................  60
          DFA Intermediate-Term Municipal Bond Portfolio................  69
          DFA California Short-Term Municipal Bond Portfolio............  75
          DFA California Intermediate-Term Municipal Bond Portfolio.....  82
      Statements of Assets and Liabilities..............................  87
      Statements of Operations..........................................  91
      Statements of Changes in Net Assets...............................  95
      Financial Highlights..............................................  99
      Notes to Financial Statements..................................... 106
      Report of Independent Registered Public Accounting Firm........... 125
   FUND MANAGEMENT...................................................... 126
   VOTING PROXIES ON FUND PORTFOLIO SECURITIES.......................... 135
   NOTICE TO SHAREHOLDERS............................................... 136

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
BAN              Bond Anticipation Notes
CP               Certificate Participation
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
FNMA             Federal National Mortgage Association
FSA              Financial Security Assurance
GO               General Obligation
GO OF AUTH       General Obligation of Authority
GO OF DIST       General Obligation of District
GO OF CMNWLTH    General Obligation of Commonwealth
GO OF UNIV       General Obligation of University
NATL-RE          Credit rating enhanced by guaranty or insurance from National Public Finance
                 Guarantee Corp.
NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
RB               Revenue Bond
RN               Revenue Note
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
ST               Special Tax
ST AID WITHHLDG  State Aid Withholding
TAN              Tax Anticipation Notes
UP               Unrefunded Portion
AUD              Australian Dollars
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
NZD              New Zealand Dollars
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Investment Footnotes
+           See Note B to Financial Statements.
#           Total or Partial Securities on Loan.
^           Denominated in USD, unless otherwise noted.
@           Security purchased with cash proceeds from Securities on Loan.
(r)         The adjustable rate shown is effective as of October 31, 2013.
(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date
            (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
            Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
            Trustees.
^^          Face Amount of security is not adjusted for inflation.
(S)         Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)         Computed using average shares outstanding.
(B)         Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
            Master/Underlying Fund(s).
(C)         Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)         Non-Annualized
(E)         Annualized
N/A         Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--          Amounts designated as -- are either zero or rounded to zero.
RIC         Registered Investment Company
SEC         Securities and Exchange Commission
(a)         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH U.S. 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH U.S. 1-YEAR TREASURY NOTE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

Growth of $10,000

               DFA                 The BofA Merrill           The BofA Merrill
          One-Year Fixed           Lynch U.S. 6-Month          Lynch U.S. 1-Year
         Income Portfolio        Treasury Bill Index         Treasury Note Index
         ----------------        -------------------         -------------------
10/2003      $10,000                   $10,000                      $10,000
11/2003      $10,002                   $10,009                      $ 9,998
12/2003      $10,041                   $10,023                      $10,029
01/2004      $10,051                   $10,033                      $10,044
02/2004      $10,077                   $10,041                      $10,065
03/2004      $10,096                   $10,050                      $10,074
04/2004      $10,058                   $10,055                      $10,048
05/2004      $10,051                   $10,060                      $10,047
06/2004      $10,042                   $10,064                      $10,044
07/2004      $10,073                   $10,081                      $10,067
08/2004      $10,116                   $10,098                      $10,097
09/2004      $10,109                   $10,109                      $10,094
10/2004      $10,134                   $10,122                      $10,111
11/2004      $10,110                   $10,131                      $10,096
12/2004      $10,131                   $10,145                      $10,112
01/2005      $10,141                   $10,164                      $10,120
02/2005      $10,145                   $10,178                      $10,120
03/2005      $10,148                   $10,200                      $10,134
04/2005      $10,191                   $10,228                      $10,170
05/2005      $10,223                   $10,261                      $10,201
06/2005      $10,239                   $10,281                      $10,219
07/2005      $10,237                   $10,299                      $10,218
08/2005      $10,282                   $10,331                      $10,261
09/2005      $10,291                   $10,356                      $10,265
10/2005      $10,310                   $10,385                      $10,277
11/2005      $10,336                   $10,422                      $10,309
12/2005      $10,364                   $10,460                      $10,350
01/2006      $10,394                   $10,491                      $10,374
02/2006      $10,426                   $10,521                      $10,400
03/2006      $10,467                   $10,561                      $10,429
04/2006      $10,501                   $10,600                      $10,463
05/2006      $10,544                   $10,640                      $10,489
06/2006      $10,581                   $10,677                      $10,516
07/2006      $10,627                   $10,728                      $10,576
08/2006      $10,673                   $10,777                      $10,631
09/2006      $10,722                   $10,826                      $10,679
10/2006      $10,771                   $10,868                      $10,723
11/2006      $10,810                   $10,913                      $10,766
12/2006      $10,859                   $10,963                      $10,797
01/2007      $10,912                   $11,007                      $10,838
02/2007      $10,951                   $11,052                      $10,893
03/2007      $11,005                   $11,101                      $10,936
04/2007      $11,050                   $11,149                      $10,973
05/2007      $11,099                   $11,203                      $11,008
06/2007      $11,146                   $11,247                      $11,061
07/2007      $11,192                   $11,293                      $11,124
08/2007      $11,242                   $11,374                      $11,207
09/2007      $11,280                   $11,422                      $11,266
10/2007      $11,335                   $11,467                      $11,301
11/2007      $11,372                   $11,545                      $11,414
12/2007      $11,422                   $11,578                      $11,439
01/2008      $11,467                   $11,675                      $11,586
02/2008      $11,497                   $11,706                      $11,646
03/2008      $11,519                   $11,736                      $11,682
04/2008      $11,536                   $11,750                      $11,659
05/2008      $11,560                   $11,750                      $11,654
06/2008      $11,595                   $11,765                      $11,661
07/2008      $11,621                   $11,803                      $11,699
08/2008      $11,647                   $11,828                      $11,732
09/2008      $11,596                   $11,882                      $11,784
10/2008      $11,676                   $11,930                      $11,852
11/2008      $11,759                   $11,971                      $11,926
12/2008      $11,881                   $11,992                      $11,982
01/2009      $11,893                   $11,991                      $11,970
02/2009      $11,881                   $11,993                      $11,951
03/2009      $11,925                   $12,005                      $11,981
04/2009      $11,962                   $12,020                      $12,004
05/2009      $12,007                   $12,026                      $12,014
06/2009      $12,040                   $12,029                      $12,020
07/2009      $12,048                   $12,038                      $12,035
08/2009      $12,086                   $12,045                      $12,050
09/2009      $12,111                   $12,052                      $12,060
10/2009      $12,119                   $12,056                      $12,072
11/2009      $12,152                   $12,061                      $12,094
12/2009      $12,110                   $12,062                      $12,077
01/2010      $12,145                   $12,068                      $12,105
02/2010      $12,162                   $12,069                      $12,111
03/2010      $12,157                   $12,070                      $12,107
04/2010      $12,164                   $12,073                      $12,114
05/2010      $12,170                   $12,079                      $12,121
06/2010      $12,199                   $12,083                      $12,139
07/2010      $12,219                   $12,087                      $12,152
08/2010      $12,238                   $12,092                      $12,163
09/2010      $12,244                   $12,095                      $12,169
10/2010      $12,263                   $12,101                      $12,177
11/2010      $12,245                   $12,101                      $12,175
12/2010      $12,250                   $12,105                      $12,178
01/2011      $12,262                   $12,108                      $12,189
02/2011      $12,266                   $12,110                      $12,192
03/2011      $12,273                   $12,114                      $12,196
04/2011      $12,301                   $12,119                      $12,209
05/2011      $12,319                   $12,121                      $12,217
06/2011      $12,313                   $12,124                      $12,220
07/2011      $12,330                   $12,124                      $12,217
08/2011      $12,334                   $12,133                      $12,238
09/2011      $12,327                   $12,133                      $12,236
10/2011      $12,333                   $12,135                      $12,240
11/2011      $12,326                   $12,136                      $12,244
12/2011      $12,323                   $12,138                      $12,247
01/2012      $12,358                   $12,138                      $12,250
02/2012      $12,363                   $12,137                      $12,247
03/2012      $12,369                   $12,138                      $12,247
04/2012      $12,386                   $12,140                      $12,253
05/2012      $12,380                   $12,143                      $12,255
06/2012      $12,397                   $12,145                      $12,252
07/2012      $12,415                   $12,148                      $12,263
08/2012      $12,420                   $12,150                      $12,266
09/2012      $12,426                   $12,152                      $12,268
10/2012      $12,430                   $12,152                      $12,268
11/2012      $12,435                   $12,155                      $12,272
12/2012      $12,438                   $12,158                      $12,276
01/2013      $12,450                   $12,160                      $12,279
02/2013      $12,452                   $12,161                      $12,281
03/2013      $12,456                   $12,164                      $12,285
04/2013      $12,460                   $12,167                      $12,291
05/2013      $12,452                   $12,168                      $12,291
06/2013      $12,456                   $12,169                      $12,290         Past performance is not predictive of
07/2013      $12,459                   $12,172                      $12,298         future performance.
08/2013      $12,463                   $12,174                      $12,300
09/2013      $12,479                   $12,177                      $12,306         The returns shown do not reflect the
10/2013      $12,483                   $12,176                      $12,306         deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
                                                                                    redemption of fund shares.

            AVERAGE ANNUAL          ONE          FIVE          TEN                  The Merrill Lynch Indices are used with
            TOTAL RETURN            YEAR         YEARS        YEARS                 permission; copyright 2013 Merrill
            ---------------------------------------------------------------         Lynch, Pierce, Fenner & Smith
                                    0.43%        1.35%        2.24%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-2 YEARS, CURRENCY-HEDGED IN USD TERMS OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

Growth of $10,000

                                  Citigroup World           Citigroup World
            DFA Two-Year       Government Bond Index,    Government Bond Index,
            Global Fixed        1-3 Years, Currency-      1-2 Years, Currency-
          Income Portfolio       Hedged in USD Terms       Hedged in USD Terms
          ----------------       -------------------       --------------------
10/2003        $10,000                  $10,000                   $10,000
11/2003        $10,000                  $10,002                   $10,001
12/2003        $10,047                  $10,050                   $10,040
01/2004        $10,067                  $10,073                   $10,058
02/2004        $10,117                  $10,115                   $10,089
03/2004        $10,142                  $10,137                   $10,109
04/2004        $10,051                  $10,097                   $10,082
05/2004        $10,031                  $10,097                   $10,082
06/2004        $10,020                  $10,099                   $10,086
07/2004        $10,061                  $10,124                   $10,108
08/2004        $10,122                  $10,175                   $10,148
09/2004        $10,117                  $10,182                   $10,153
10/2004        $10,137                  $10,216                   $10,179
11/2004        $10,106                  $10,228                   $10,187
12/2004        $10,121                  $10,244                   $10,201
01/2005        $10,121                  $10,269                   $10,221
02/2005        $10,111                  $10,272                   $10,229
03/2005        $10,105                  $10,295                   $10,249
04/2005        $10,156                  $10,350                   $10,293
05/2005        $10,197                  $10,392                   $10,330
06/2005        $10,213                  $10,431                   $10,358
07/2005        $10,202                  $10,427                   $10,348
08/2005        $10,254                  $10,470                   $10,389
09/2005        $10,243                  $10,471                   $10,397
10/2005        $10,254                  $10,477                   $10,410
11/2005        $10,285                  $10,506                   $10,440
12/2005        $10,313                  $10,543                   $10,475
01/2006        $10,345                  $10,572                   $10,506
02/2006        $10,377                  $10,591                   $10,531
03/2006        $10,390                  $10,602                   $10,548
04/2006        $10,422                  $10,639                   $10,583
05/2006        $10,475                  $10,674                   $10,619
06/2006        $10,506                  $10,703                   $10,651
07/2006        $10,559                  $10,771                   $10,714
08/2006        $10,612                  $10,843                   $10,776
09/2006        $10,654                  $10,890                   $10,821
10/2006        $10,686                  $10,930                   $10,859
11/2006        $10,739                  $10,980                   $10,907
12/2006        $10,774                  $11,001                   $10,933
01/2007        $10,816                  $11,043                   $10,981
02/2007        $10,869                  $11,104                   $11,035
03/2007        $10,912                  $11,143                   $11,075
04/2007        $10,955                  $11,180                   $11,116
05/2007        $10,997                  $11,189                   $11,136
06/2007        $11,040                  $11,230                   $11,179
07/2007        $11,082                  $11,309                   $11,250
08/2007        $11,135                  $11,410                   $11,340
09/2007        $11,185                  $11,474                   $11,400
10/2007        $11,250                  $11,523                   $11,449
11/2007        $11,282                  $11,631                   $11,544
12/2007        $11,342                  $11,666                   $11,579
01/2008        $11,386                  $11,806                   $11,700
02/2008        $11,408                  $11,870                   $11,755
03/2008        $11,419                  $11,870                   $11,760
04/2008        $11,452                  $11,826                   $11,732
05/2008        $11,474                  $11,788                   $11,711
06/2008        $11,505                  $11,794                   $11,725
07/2008        $11,538                  $11,858                   $11,778
08/2008        $11,572                  $11,912                   $11,819
09/2008        $11,534                  $11,991                   $11,894
10/2008        $11,613                  $12,140                   $12,022
11/2008        $11,691                  $12,223                   $12,094
12/2008        $11,804                  $12,313                   $12,170
01/2009        $11,804                  $12,339                   $12,191
02/2009        $11,804                  $12,358                   $12,200
03/2009        $11,839                  $12,409                   $12,238
04/2009        $11,885                  $12,418                   $12,249
05/2009        $11,932                  $12,442                   $12,272
06/2009        $11,954                  $12,453                   $12,284
07/2009        $11,966                  $12,483                   $12,310
08/2009        $12,001                  $12,514                   $12,335
09/2009        $12,031                  $12,544                   $12,353
10/2009        $12,043                  $12,556                   $12,362
11/2009        $12,090                  $12,595                   $12,386
12/2009        $12,050                  $12,567                   $12,371
01/2010        $12,097                  $12,600                   $12,399
02/2010        $12,121                  $12,639                   $12,423
03/2010        $12,122                  $12,638                   $12,422
04/2010        $12,134                  $12,635                   $12,411
05/2010        $12,146                  $12,686                   $12,446
06/2010        $12,182                  $12,699                   $12,453
07/2010        $12,217                  $12,727                   $12,470
08/2010        $12,241                  $12,756                   $12,488
09/2010        $12,252                  $12,749                   $12,483
10/2010        $12,264                  $12,762                   $12,491
11/2010        $12,252                  $12,730                   $12,476
12/2010        $12,260                  $12,736                   $12,487
01/2011        $12,273                  $12,737                   $12,490
02/2011        $12,273                  $12,733                   $12,492
03/2011        $12,285                  $12,726                   $12,491
04/2011        $12,309                  $12,748                   $12,506
05/2011        $12,333                  $12,783                   $12,529
06/2011        $12,333                  $12,788                   $12,532
07/2011        $12,345                  $12,802                   $12,537
08/2011        $12,369                  $12,876                   $12,584
09/2011        $12,366                  $12,874                   $12,587
10/2011        $12,366                  $12,863                   $12,581
11/2011        $12,353                  $12,846                   $12,573
12/2011        $12,356                  $12,918                   $12,629
01/2012        $12,380                  $12,954                   $12,654
02/2012        $12,393                  $12,971                   $12,671
03/2012        $12,405                  $12,968                   $12,672
04/2012        $12,417                  $12,979                   $12,679
05/2012        $12,417                  $12,974                   $12,675
06/2012        $12,431                  $12,989                   $12,685
07/2012        $12,455                  $13,012                   $12,703
08/2012        $12,468                  $13,043                   $12,724
09/2012        $12,470                  $13,058                   $12,734
10/2012        $12,470                  $13,065                   $12,739
11/2012        $12,482                  $13,084                   $12,751
12/2012        $12,484                  $13,094                   $12,759
01/2013        $12,484                  $13,097                   $12,766
02/2013        $12,496                  $13,113                   $12,777
03/2013        $12,508                  $13,122                   $12,784
04/2013        $12,521                  $13,149                   $12,800
05/2013        $12,508                  $13,134                   $12,795
06/2013        $12,496                  $13,119                   $12,789
07/2013        $12,508                  $13,144                   $12,805          Past performance is not predictive of
08/2013        $12,508                  $13,139                   $12,805          future performance.
09/2013        $12,521                  $13,164                   $12,821
10/2013        $12,533                  $13,188                   $12,835          The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
            AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN           YEAR         YEARS        YEARS
            --------------------------------------------------------------         Citigroup bond indices copyright 2013
                                   0.51%        1.54%        2.28%                 by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, IN USD TERMS (UNHEDGED) JANUARY 9, 2008-OCTOBER 31, 2013

                                     [CHART]

Growth of $10,000

            DFA Selectively Hedged            Citigroup World Government Bond
        Global Fixed Income Portfolio  Index, 1-3 Years, in USD Terms (unhedged)
        -----------------------------  -----------------------------------------
01/2008             $10,000                              $10,000
01/2008             $10,050                              $10,199
02/2008             $10,140                              $10,433
03/2008             $10,176                              $10,754
04/2008             $10,216                              $10,485
05/2008             $10,236                              $10,415
06/2008             $10,266                              $10,466
07/2008             $10,226                              $10,427
08/2008             $ 9,845                              $10,188
09/2008             $ 9,585                              $10,126
10/2008             $ 8,933                              $10,032
11/2008             $ 8,843                              $10,177
12/2008             $ 9,113                              $10,732
01/2009             $ 8,803                              $10,481
02/2009             $ 8,742                              $10,160
03/2009             $ 9,103                              $10,334
04/2009             $ 9,184                              $10,379
05/2009             $ 9,605                              $10,791
06/2009             $ 9,615                              $10,735
07/2009             $ 9,745                              $10,869
08/2009             $ 9,825                              $11,016
09/2009             $ 9,976                              $11,225
10/2009             $10,026                              $11,251
11/2009             $10,106                              $11,525
12/2009             $10,044                              $11,076
01/2010             $10,024                              $11,065
02/2010             $10,054                              $11,084
03/2010             $10,094                              $10,915
04/2010             $10,144                              $10,843
05/2010             $ 9,953                              $10,675
06/2010             $ 9,984                              $10,776
07/2010             $10,204                              $11,084
08/2010             $10,134                              $11,116
09/2010             $10,355                              $11,381
10/2010             $10,435                              $11,578
11/2010             $10,264                              $11,202
12/2010             $10,522                              $11,426
01/2011             $10,532                              $11,470
02/2011             $10,603                              $11,508
03/2011             $10,684                              $11,555
04/2011             $10,959                              $11,838
05/2011             $10,908                              $11,747
06/2011             $10,918                              $11,794
07/2011             $11,041                              $11,949
08/2011             $10,990                              $12,038
09/2011             $10,522                              $11,700
10/2011             $10,837                              $11,827
11/2011             $10,654                              $11,681
12/2011             $10,611                              $11,654
01/2012             $10,779                              $11,769
02/2012             $10,895                              $11,675
03/2012             $10,832                              $11,595
04/2012             $10,853                              $11,690
05/2012             $10,527                              $11,482
06/2012             $10,758                              $11,544
07/2012             $10,832                              $11,555
08/2012             $10,916                              $11,649
09/2012             $10,990                              $11,755
10/2012             $10,969                              $11,692
11/2012             $11,011                              $11,634
12/2012             $11,058                              $11,565
01/2013             $11,069                              $11,507
02/2013             $11,015                              $11,353
03/2013             $11,069                              $11,268
04/2013             $11,156                              $11,300
05/2013             $10,940                              $11,115
06/2013             $10,680                              $11,136
07/2013             $10,832                              $11,255
08/2013             $10,691                              $11,228
09/2013             $10,961                              $11,365                    Past performance is not predictive of
10/2013             $11,026                              $11,398                    future performance.

                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           FROM                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS       01/09/2008
           -----------------------------------------------------------------        Citigroup bond indices copyright 2013
                                  0.52%        4.30%         1.70%                  by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR U.S. TREASURY & AGENCY INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

Growth of $10,000

                   DFA Short-Term           The BofA Merrill Lynch 1-5 Year
                Government Portfolio          U.S. Treasury & Agency Index
                --------------------        -------------------------------
10/2003                $10,000                         $10,000
11/2003                $ 9,991                         $ 9,996
12/2003                $10,072                         $10,066
01/2004                $10,138                         $10,097
02/2004                $10,261                         $10,167
03/2004                $10,375                         $10,218
04/2004                $10,062                         $10,062
05/2004                $ 9,987                         $10,039
06/2004                $10,041                         $10,049
07/2004                $10,108                         $10,102
08/2004                $10,300                         $10,210
09/2004                $10,322                         $10,206
10/2004                $10,400                         $10,250
11/2004                $10,293                         $10,179
12/2004                $10,348                         $10,214
01/2005                $10,339                         $10,209
02/2005                $10,270                         $10,168
03/2005                $10,227                         $10,156
04/2005                $10,335                         $10,238
05/2005                $10,443                         $10,295
06/2005                $10,473                         $10,320
07/2005                $10,364                         $10,262
08/2005                $10,473                         $10,350
09/2005                $10,398                         $10,299
10/2005                $10,368                         $10,281
11/2005                $10,398                         $10,318
12/2005                $10,428                         $10,362
01/2006                $10,458                         $10,376
02/2006                $10,478                         $10,380
03/2006                $10,505                         $10,382
04/2006                $10,545                         $10,408
05/2006                $10,576                         $10,419
06/2006                $10,617                         $10,436
07/2006                $10,658                         $10,527
08/2006                $10,709                         $10,616
09/2006                $10,757                         $10,680
10/2006                $10,809                         $10,727
11/2006                $10,851                         $10,794
12/2006                $10,898                         $10,781
01/2007                $10,940                         $10,797
02/2007                $10,982                         $10,902
03/2007                $11,032                         $10,942
04/2007                $11,075                         $10,986
05/2007                $11,128                         $10,955
06/2007                $11,168                         $10,992
07/2007                $11,222                         $11,106
08/2007                $11,265                         $11,231
09/2007                $11,304                         $11,316
10/2007                $11,348                         $11,367
11/2007                $11,391                         $11,592
12/2007                $11,438                         $11,631
01/2008                $11,471                         $11,868
02/2008                $11,593                         $11,993
03/2008                $11,640                         $12,033
04/2008                $11,395                         $11,912
05/2008                $11,284                         $11,839
06/2008                $11,344                         $11,881
07/2008                $11,422                         $11,937
08/2008                $11,534                         $12,004
09/2008                $11,627                         $12,084
10/2008                $11,762                         $12,196
11/2008                $12,111                         $12,449
12/2008                $12,393                         $12,604
01/2009                $12,268                         $12,532
02/2009                $12,268                         $12,521
03/2009                $12,395                         $12,624
04/2009                $12,384                         $12,595
05/2009                $12,384                         $12,598
06/2009                $12,391                         $12,569
07/2009                $12,426                         $12,603
08/2009                $12,506                         $12,674
09/2009                $12,582                         $12,720
10/2009                $12,617                         $12,752
11/2009                $12,756                         $12,869
12/2009                $12,574                         $12,720
01/2010                $12,692                         $12,843
02/2010                $12,750                         $12,884
03/2010                $12,702                         $12,832
04/2010                $12,773                         $12,888
05/2010                $12,867                         $12,978
06/2010                $13,003                         $13,077
07/2010                $13,110                         $13,149
08/2010                $13,157                         $13,204
09/2010                $13,193                         $13,238
10/2010                $13,289                         $13,287
11/2010                $13,205                         $13,237
12/2010                $13,134                         $13,160
01/2011                $13,146                         $13,199
02/2011                $13,122                         $13,171
03/2011                $13,139                         $13,166
04/2011                $13,249                         $13,258
05/2011                $13,359                         $13,348
06/2011                $13,343                         $13,353
07/2011                $13,429                         $13,446
08/2011                $13,527                         $13,544
09/2011                $13,512                         $13,526
10/2011                $13,524                         $13,540
11/2011                $13,549                         $13,557
12/2011                $13,580                         $13,580
01/2012                $13,643                         $13,623
02/2012                $13,617                         $13,590
03/2012                $13,627                         $13,565
04/2012                $13,678                         $13,627
05/2012                $13,678                         $13,651
06/2012                $13,698                         $13,642
07/2012                $13,749                         $13,696
08/2012                $13,787                         $13,704
09/2012                $13,780                         $13,705
10/2012                $13,780                         $13,690
11/2012                $13,806                         $13,719
12/2012                $13,795                         $13,713
01/2013                $13,782                         $13,696
02/2013                $13,808                         $13,728
03/2013                $13,813                         $13,734
04/2013                $13,852                         $13,765
05/2013                $13,762                         $13,695
06/2013                $13,660                         $13,639                 Past performance is not predictive of
07/2013                $13,712                         $13,671                 future performance.
08/2013                $13,648                         $13,633
09/2013                $13,738                         $13,703                 The returns shown do not reflect the
10/2013                $13,776                         $13,738                 deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
                                                                               redemption of fund shares.

           AVERAGE ANNUAL          ONE         FIVE         TEN                The Merrill Lynch Indices are used with
           TOTAL RETURN            YEAR        YEARS       YEARS               permission; copyright 2013 Merrill
           ------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  -0.03%       3.21%       3.26%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-5 YEARS, CURRENCY-HEDGED IN USD TERMS OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

Growth of $10,000

               DFA Five-Year Global       Citigroup World Government Bond Index,
              Fixed Income Portfolio     1-5 Years, Currency-Hedged in USD Terms
              ----------------------     ---------------------------------------
10/2003              $10,000                          $10,000
11/2003              $10,000                          $10,002
12/2003              $10,083                          $10,063
01/2004              $10,160                          $10,099
02/2004              $10,266                          $10,160
03/2004              $10,379                          $10,189
04/2004              $10,060                          $10,124
05/2004              $10,011                          $10,118
06/2004              $10,040                          $10,119
07/2004              $10,118                          $10,151
08/2004              $10,313                          $10,230
09/2004              $10,333                          $10,246
10/2004              $10,402                          $10,290
11/2004              $10,304                          $10,307
12/2004              $10,375                          $10,331
01/2005              $10,394                          $10,365
02/2005              $10,345                          $10,354
03/2005              $10,297                          $10,385
04/2005              $10,435                          $10,461
05/2005              $10,524                          $10,514
06/2005              $10,598                          $10,566
07/2005              $10,529                          $10,545
08/2005              $10,628                          $10,599
09/2005              $10,546                          $10,584
10/2005              $10,506                          $10,574
11/2005              $10,526                          $10,608
12/2005              $10,553                          $10,649
01/2006              $10,564                          $10,667
02/2006              $10,584                          $10,677
03/2006              $10,553                          $10,668
04/2006              $10,574                          $10,696
05/2006              $10,626                          $10,737
06/2006              $10,646                          $10,760
07/2006              $10,719                          $10,839
08/2006              $10,812                          $10,934
09/2006              $10,853                          $10,983
10/2006              $10,895                          $11,021
11/2006              $10,936                          $11,077
12/2006              $10,964                          $11,084
01/2007              $11,016                          $11,124
02/2007              $11,068                          $11,196
03/2007              $11,110                          $11,232
04/2007              $11,141                          $11,267
05/2007              $11,172                          $11,255
06/2007              $11,200                          $11,284
07/2007              $11,263                          $11,381
08/2007              $11,346                          $11,501
09/2007              $11,387                          $11,564
10/2007              $11,451                          $11,623
11/2007              $11,482                          $11,749
12/2007              $11,537                          $11,783
01/2008              $11,601                          $11,959
02/2008              $11,644                          $12,038
03/2008              $11,655                          $12,035
04/2008              $11,569                          $11,956
05/2008              $11,537                          $11,887
06/2008              $11,569                          $11,888
07/2008              $11,633                          $11,976
08/2008              $11,698                          $12,050
09/2008              $11,577                          $12,128
10/2008              $11,643                          $12,304
11/2008              $11,817                          $12,436
12/2008              $12,001                          $12,560
01/2009              $11,979                          $12,565
02/2009              $11,968                          $12,591
03/2009              $12,012                          $12,656
04/2009              $12,088                          $12,658
05/2009              $12,110                          $12,664
06/2009              $12,184                          $12,684
07/2009              $12,283                          $12,731
08/2009              $12,394                          $12,775
09/2009              $12,477                          $12,815
10/2009              $12,544                          $12,828
11/2009              $12,700                          $12,896
12/2009              $12,504                          $12,848
01/2010              $12,663                          $12,897
02/2010              $12,742                          $12,951
03/2010              $12,733                          $12,946
04/2010              $12,824                          $12,952
05/2010              $12,904                          $13,036
06/2010              $12,989                          $13,069
07/2010              $13,183                          $13,116
08/2010              $13,344                          $13,179
09/2010              $13,394                          $13,169
10/2010              $13,486                          $13,182
11/2010              $13,347                          $13,118
12/2010              $13,167                          $13,103
01/2011              $13,203                          $13,094
02/2011              $13,191                          $13,082
03/2011              $13,203                          $13,073
04/2011              $13,373                          $13,112
05/2011              $13,530                          $13,176
06/2011              $13,530                          $13,183
07/2011              $13,748                          $13,230
08/2011              $13,845                          $13,344
09/2011              $13,818                          $13,349
10/2011              $13,855                          $13,330
11/2011              $13,647                          $13,304
12/2011              $13,760                          $13,406
01/2012              $13,899                          $13,464
02/2012              $13,924                          $13,486
03/2012              $13,962                          $13,475
04/2012              $14,013                          $13,502
05/2012              $14,101                          $13,515
06/2012              $14,110                          $13,528
07/2012              $14,287                          $13,573
08/2012              $14,338                          $13,609
09/2012              $14,361                          $13,633
10/2012              $14,374                          $13,641
11/2012              $14,425                          $13,676
12/2012              $14,421                          $13,688
01/2013              $14,356                          $13,676
02/2013              $14,447                          $13,708
03/2013              $14,472                          $13,721
04/2013              $14,550                          $13,766
05/2013              $14,421                          $13,719
06/2013              $14,243                          $13,676
07/2013              $14,334                          $13,714
08/2013              $14,256                          $13,694                       Past performance is not predictive of
09/2013              $14,373                          $13,742                       future performance.
10/2013              $14,464                          $13,787
                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
            AVERAGE ANNUAL          ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN            YEAR         YEARS        YEARS
            ---------------------------------------------------------------         Citigroup bond indices copyright 2013
                                    0.63%        4.43%        3.76%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX EX USA 1-30 YEARS CURRENCY-HEDGED IN USD TERMS
DECEMBER 6, 2011-OCTOBER 31, 2013

                                     [CHART]

Growth of $10,000

            DFA World ex U.S. Government   Citigroup World Government Bond Index
               Fixed Income Portfolio        ex USA 1-30 Years (hedged to USD)
            ----------------------------       ---------------------------------
12/2011                $10,000                              $10,000
12/2011                $10,095                              $10,085
01/2012                $10,145                              $10,165
02/2012                $10,175                              $10,216
03/2012                $10,165                              $10,218
04/2012                $10,246                              $10,246
05/2012                $10,506                              $10,370
06/2012                $10,427                              $10,329
07/2012                $10,648                              $10,436
08/2012                $10,658                              $10,456
09/2012                $10,656                              $10,515
10/2012                $10,666                              $10,538
11/2012                $10,757                              $10,623
12/2012                $10,771                              $10,641
01/2013                $10,606                              $10,608
02/2013                $10,730                              $10,670
03/2013                $10,834                              $10,776
04/2013                $10,968                              $10,899
05/2013                $10,741                              $10,744
06/2013                $10,524                              $10,638
07/2013                $10,587                              $10,690
08/2013                $10,483                              $10,668                 Past performance is not predictive of
09/2013                $10,576                              $10,745                 future performance.
10/2013                $10,690                              $10,852
                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
            AVERAGE ANNUAL         ONE             FROM                             redemption of fund shares.
            TOTAL RETURN           YEAR         12/06/2011
            ------------------------------------------------------                  Citigroup bond indices copyright 2013
                                   0.23%          3.57%                             by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
BARCLAYS U.S. GOVERNMENT BOND INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

Growth of $10,000

              DFA Intermediate Government                 Barclays U.S.
                 Fixed Income Portfolio               Government Bond Index
              ---------------------------            -----------------------
10/2003                $10,000                              $10,000
11/2003                $10,017                              $10,012
12/2003                $10,111                              $10,101
01/2004                $10,206                              $10,185
02/2004                $10,352                              $10,307
03/2004                $10,493                              $10,398
04/2004                $10,078                              $10,085
05/2004                $10,009                              $10,047
06/2004                $10,080                              $10,088
07/2004                $10,185                              $10,182
08/2004                $10,448                              $10,381
09/2004                $10,482                              $10,402
10/2004                $10,580                              $10,484
11/2004                $10,438                              $10,360
12/2004                $10,544                              $10,452
01/2005                $10,589                              $10,518
02/2005                $10,489                              $10,443
03/2005                $10,434                              $10,409
04/2005                $10,616                              $10,576
05/2005                $10,761                              $10,698
06/2005                $10,825                              $10,759
07/2005                $10,650                              $10,629
08/2005                $10,843                              $10,786
09/2005                $10,679                              $10,658
10/2005                $10,577                              $10,583
11/2005                $10,633                              $10,631
12/2005                $10,716                              $10,729
01/2006                $10,707                              $10,711
02/2006                $10,697                              $10,728
03/2006                $10,613                              $10,632
04/2006                $10,574                              $10,602
05/2006                $10,584                              $10,604
06/2006                $10,584                              $10,634
07/2006                $10,729                              $10,761
08/2006                $10,903                              $10,913
09/2006                $11,002                              $11,010
10/2006                $11,070                              $11,067
11/2006                $11,197                              $11,180
12/2006                $11,101                              $11,102
01/2007                $11,081                              $11,089
02/2007                $11,279                              $11,259
03/2007                $11,282                              $11,262
04/2007                $11,342                              $11,318
05/2007                $11,212                              $11,229
06/2007                $11,199                              $11,225
07/2007                $11,350                              $11,385
08/2007                $11,562                              $11,557
09/2007                $11,651                              $11,630
10/2007                $11,733                              $11,715
11/2007                $12,100                              $12,037
12/2007                $12,159                              $12,064
01/2008                $12,490                              $12,353
02/2008                $12,594                              $12,470
03/2008                $12,683                              $12,552
04/2008                $12,496                              $12,376
05/2008                $12,308                              $12,241
06/2008                $12,361                              $12,312
07/2008                $12,435                              $12,366
08/2008                $12,561                              $12,492
09/2008                $12,559                              $12,548
10/2008                $12,431                              $12,514
11/2008                $13,135                              $13,107
12/2008                $13,726                              $13,558
01/2009                $13,399                              $13,221
02/2009                $13,323                              $13,185
03/2009                $13,533                              $13,425
04/2009                $13,402                              $13,246
05/2009                $13,369                              $13,146
06/2009                $13,392                              $13,128
07/2009                $13,480                              $13,191
08/2009                $13,591                              $13,295
09/2009                $13,717                              $13,394
10/2009                $13,762                              $13,396
11/2009                $13,963                              $13,568
12/2009                $13,627                              $13,260
01/2010                $13,866                              $13,453
02/2010                $13,945                              $13,508
03/2010                $13,858                              $13,407
04/2010                $14,007                              $13,534
05/2010                $14,213                              $13,742
06/2010                $14,478                              $13,976
07/2010                $14,628                              $14,071
08/2010                $14,882                              $14,321
09/2010                $14,922                              $14,328
10/2010                $14,980                              $14,319
11/2010                $14,852                              $14,222
12/2010                $14,570                              $13,992
01/2011                $14,570                              $13,993
02/2011                $14,570                              $13,985
03/2011                $14,572                              $13,981
04/2011                $14,751                              $14,133
05/2011                $14,990                              $14,334
06/2011                $14,925                              $14,291
07/2011                $15,214                              $14,529
08/2011                $15,587                              $14,899
09/2011                $15,728                              $15,127
10/2011                $15,643                              $15,019
11/2011                $15,764                              $15,120
12/2011                $15,943                              $15,254
01/2012                $16,054                              $15,321
02/2012                $15,980                              $15,222
03/2012                $15,870                              $15,084
04/2012                $16,118                              $15,288
05/2012                $16,316                              $15,526
06/2012                $16,280                              $15,480
07/2012                $16,455                              $15,628
08/2012                $16,517                              $15,613
09/2012                $16,526                              $15,572
10/2012                $16,501                              $15,550
11/2012                $16,614                              $15,626
12/2012                $16,534                              $15,563
01/2013                $16,407                              $15,445
02/2013                $16,534                              $15,524
03/2013                $16,537                              $15,538
04/2013                $16,677                              $15,669
05/2013                $16,358                              $15,414
06/2013                $15,994                              $15,246
07/2013                $16,020                              $15,231
08/2013                $15,853                              $15,158             Past performance is not predictive of
09/2013                $16,066                              $15,264             future performance.
10/2013                $16,156                              $15,337
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE         TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS       YEARS
           -------------------------------------------------------------        Barclays data provided by Barclays
                                  -2.09%        5.38%       4.91%               Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR U.S. CORPORATE & GOVERNMENT INDEX
MARCH 4, 2009-OCTOBER 31, 2013

                                     [CHART]

Growth of $10,000

                    DFA Short-Term              The BofA Merrill Lynch 1-5 Year
               Extended Quality Portfolio         U.S. Corporate & Government
Index
               --------------------------      --------------------------------
03/2009                $10,000                              $10,000
03/2009                $10,030                              $10,077
04/2009                $10,135                              $10,138
05/2009                $10,251                              $10,223
06/2009                $10,348                              $10,251
07/2009                $10,501                              $10,329
08/2009                $10,602                              $10,414
09/2009                $10,681                              $10,476
10/2009                $10,749                              $10,524
11/2009                $10,880                              $10,628
12/2009                $10,774                              $10,522
01/2010                $10,918                              $10,641
02/2010                $10,964                              $10,679
03/2010                $10,958                              $10,655
04/2010                $11,041                              $10,712
05/2010                $11,047                              $10,754
06/2010                $11,135                              $10,837
07/2010                $11,258                              $10,922
08/2010                $11,347                              $10,980
09/2010                $11,404                              $11,022
10/2010                $11,473                              $11,072
11/2010                $11,403                              $11,024
12/2010                $11,329                              $10,960
01/2011                $11,381                              $11,002
02/2011                $11,381                              $10,992
03/2011                $11,383                              $10,994
04/2011                $11,500                              $11,083
05/2011                $11,575                              $11,159
06/2011                $11,564                              $11,157
07/2011                $11,671                              $11,241
08/2011                $11,691                              $11,290
09/2011                $11,648                              $11,250
10/2011                $11,692                              $11,287
11/2011                $11,615                              $11,269
12/2011                $11,660                              $11,300
01/2012                $11,768                              $11,373
02/2012                $11,808                              $11,374
03/2012                $11,817                              $11,370
04/2012                $11,859                              $11,420
05/2012                $11,866                              $11,429
06/2012                $11,885                              $11,439
07/2012                $11,989                              $11,507
08/2012                $12,021                              $11,530
09/2012                $12,062                              $11,551
10/2012                $12,069                              $11,554
11/2012                $12,087                              $11,578
12/2012                $12,083                              $11,579
01/2013                $12,072                              $11,574
02/2013                $12,112                              $11,606
03/2013                $12,125                              $11,614
04/2013                $12,171                              $11,649
05/2013                $12,111                              $11,590
06/2013                $12,013                              $11,521                Past performance is not predictive of
07/2013                $12,062                              $11,561                future performance.
08/2013                $12,021                              $11,533
09/2013                $12,108                              $11,599                The returns shown do not reflect the
10/2013                $12,164                              $11,644                deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.

           AVERAGE ANNUAL         ONE             FROM                             The Merrill Lynch Indices are used with
           TOTAL RETURN           YEAR         03/04/2009                          permission; copyright 2013 Merrill
           ------------------------------------------------------                  Lynch, Pierce, Fenner & Smith
                                  0.79%          4.29%                             Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO VS.
BARCLAYS U.S. CREDIT BOND INDEX
JULY 20, 2010-OCTOBER 31, 2013

                                     [CHART]

Growth of $10,000

                  DFA Intermediate-Term               Barclays U.S.Credit
                Extended Quality Portfolio                  Bond Index
               ----------------------------           ---------------------
07/2010                  $10,000                              $10,000
07/2010                  $10,020                              $10,093
08/2010                  $10,230                              $10,296
09/2010                  $10,282                              $10,362
10/2010                  $10,315                              $10,376
11/2010                  $10,195                              $10,273
12/2010                  $ 9,963                              $10,169
01/2011                  $ 9,983                              $10,191
02/2011                  $10,018                              $10,264
03/2011                  $10,015                              $10,260
04/2011                  $10,184                              $10,434
05/2011                  $10,363                              $10,594
06/2011                  $10,278                              $10,516
07/2011                  $10,583                              $10,769
08/2011                  $10,745                              $10,808
09/2011                  $10,773                              $10,835
10/2011                  $10,825                              $10,993
11/2011                  $10,683                              $10,809
12/2011                  $10,897                              $11,019
01/2012                  $11,085                              $11,248
02/2012                  $11,133                              $11,333
03/2012                  $11,032                              $11,243
04/2012                  $11,228                              $11,394
05/2012                  $11,359                              $11,471
06/2012                  $11,356                              $11,520
07/2012                  $11,607                              $11,832
08/2012                  $11,644                              $11,857
09/2012                  $11,715                              $11,928
10/2012                  $11,819                              $12,061
11/2012                  $11,850                              $12,061
12/2012                  $11,798                              $12,053
01/2013                  $11,658                              $11,948
02/2013                  $11,770                              $12,031
03/2013                  $11,804                              $12,032
04/2013                  $11,989                              $12,249
05/2013                  $11,676                              $11,960
06/2013                  $11,290                              $11,619
07/2013                  $11,362                              $11,701
08/2013                  $11,224                              $11,607          Past performance is not predictive of
09/2013                  $11,364                              $11,703          future performance.
10/2013                  $11,509                              $11,872
                                                                               The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
           AVERAGE ANNUAL         ONE            FROM                          redemption of fund shares.
           TOTAL RETURN           YEAR        07/20/2010
           ----------------------------------------------------                Barclays data provided by Barclays
                                 -2.62%         4.38%                          Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INVESTMENT GRADE PORTFOLIO VS.
BARCLAYS U.S. AGGREGATE BOND INDEX
MARCH 7, 2011-OCTOBER 31, 2013

                                    [CHART]

Growth of $10,000

               DFA Investment Grade                 Barclays U.S. Aggregate
                    Portfolio                             Bond Index
               --------------------               -------------------------
03/2011              $10,000                                $10,000
03/2011              $10,040                                $10,026
04/2011              $10,180                                $10,153
05/2011              $10,330                                $10,285
06/2011              $10,273                                $10,255
07/2011              $10,505                                $10,418
08/2011              $10,686                                $10,570
09/2011              $10,725                                $10,647
10/2011              $10,735                                $10,658
11/2011              $10,694                                $10,649
12/2011              $10,831                                $10,766
01/2012              $10,953                                $10,861
02/2012              $10,963                                $10,858
03/2012              $10,899                                $10,799
04/2012              $11,042                                $10,919
05/2012              $11,145                                $11,017
06/2012              $11,140                                $11,022
07/2012              $11,295                                $11,174
08/2012              $11,336                                $11,181
09/2012              $11,371                                $11,196
10/2012              $11,402                                $11,218
11/2012              $11,443                                $11,236
12/2012              $11,406                                $11,220
01/2013              $11,322                                $11,142
02/2013              $11,396                                $11,198
03/2013              $11,418                                $11,207
04/2013              $11,533                                $11,320
05/2013              $11,313                                $11,118
06/2013              $11,045                                $10,946
07/2013              $11,098                                $10,961            Past performance is not predictive of
08/2013               10,982                                $10,905            future performance.
09/2013              $11,116                                $11,008
10/2013              $11,222                                $11,097            The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
           AVERAGE ANNUAL         ONE            FROM                          redemption of fund shares.
           TOTAL RETURN           YEAR        03/07/2011
           ----------------------------------------------------                Barclays data provided by Barclays
                                 -1.58%         4.44%                          Bank PLC.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INFLATION-PROTECTED SECURITIES PORTFOLIO VS.
BARCLAYS U.S. TREASURY INFLATION PROTECTED SECURITIES (TIPS) INDEX (SERIES-L) SEPTEMBER 18, 2006-OCTOBER 31, 2013

                                    [CHART]

Growth of $10,000

         DFA Inflation-Protected     Barclays U.S. Treasury Inflation Protected
           Securities Portfolio          Securities (TIPS) Index (Series-L)
         -----------------------    -------------------------------------------
09/2006          $10,000                             $10,000
09/2006          $10,090                             $10,115
10/2006          $10,070                             $10,098
11/2006          $10,190                             $10,223
12/2006          $ 9,947                             $ 9,984
01/2007          $ 9,967                             $ 9,997
02/2007          $10,177                             $10,211
03/2007          $10,202                             $10,235
04/2007          $10,272                             $10,308
05/2007          $10,132                             $10,173
06/2007          $10,101                             $10,157
07/2007          $10,356                             $10,389
08/2007          $10,438                             $10,478
09/2007          $10,567                             $10,618
10/2007          $10,712                             $10,737
11/2007          $11,167                             $11,163
12/2007          $11,125                             $11,146
01/2008          $11,605                             $11,587
02/2008          $11,803                             $11,730
03/2008          $11,827                             $11,723
04/2008          $11,544                             $11,476
05/2008          $11,533                             $11,513
06/2008          $11,761                             $11,690
07/2008          $11,686                             $11,630
08/2008          $11,772                             $11,725
09/2008          $11,291                             $11,276
10/2008          $10,285                             $10,296
11/2008          $10,318                             $10,369
12/2008          $10,967                             $10,884
01/2009          $11,100                             $11,067
02/2009          $10,834                             $10,850
03/2009          $11,531                             $11,484
04/2009          $11,354                             $11,270
05/2009          $11,520                             $11,507
06/2009          $11,531                             $11,560
07/2009          $11,564                             $11,568
08/2009          $11,675                             $11,670
09/2009          $11,918                             $11,916
10/2009          $12,106                             $12,062
11/2009          $12,437                             $12,397
12/2009          $12,175                             $12,126
01/2010          $12,365                             $12,321
02/2010          $12,253                             $12,178
03/2010          $12,237                             $12,194
04/2010          $12,562                             $12,483
05/2010          $12,550                             $12,482
06/2010          $12,754                             $12,660
07/2010          $12,766                             $12,678
08/2010          $12,992                             $12,897
09/2010          $13,131                             $12,975
10/2010          $13,472                             $13,319
11/2010          $13,256                             $13,093
12/2010          $13,004                             $12,891
01/2011          $13,073                             $12,916
02/2011          $13,154                             $13,027
03/2011          $13,274                             $13,159
04/2011          $13,609                             $13,490
05/2011          $13,702                             $13,531
06/2011          $13,822                             $13,640
07/2011          $14,400                             $14,174
08/2011          $14,542                             $14,289
09/2011          $14,486                             $14,256
10/2011          $14,736                             $14,521
11/2011          $14,880                             $14,633
12/2011          $14,895                             $14,639
01/2012          $15,236                             $14,974
02/2012          $15,187                             $14,925
03/2012          $15,029                             $14,765
04/2012          $15,370                             $15,064
05/2012          $15,614                             $15,316
06/2012          $15,525                             $15,230
07/2012          $15,796                             $15,519
08/2012          $15,796                             $15,474
09/2012          $15,907                             $15,553
10/2012          $16,018                             $15,688
11/2012          $16,117                             $15,763
12/2012          $16,005                             $15,660
01/2013          $15,892                             $15,555
02/2013          $15,917                             $15,560
03/2013          $15,967                             $15,604
04/2013          $16,092                             $15,728
05/2013          $15,380                             $15,042
06/2013          $14,699                             $14,503
07/2013          $14,862                             $14,609                       Past performance is not predictive of
08/2013          $14,585                             $14,396                       future performance.
09/2013          $14,887                             $14,605
10/2013          $14,963                             $14,685                       The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL         ONE         FIVE           FROM                  redemption of fund shares.
           TOTAL RETURN           YEAR        YEARS       09/18/2006
           ----------------------------------------------------------------        Barclays data provided by Barclays
                                 -6.59%       7.79%         5.82%                  Bank PLC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

Growth of $10,000

         DFA Short-Term Municipal         The BofA Merrill Lynch 1-3 Year
             Bond Portfolio               U.S. Municipal Securities Index
         ------------------------         -------------------------------
10/2003          $10,000                              $10,000
11/2003          $10,002                              $10,009
12/2003          $10,031                              $10,018
01/2004          $10,050                              $10,044
02/2004          $10,128                              $10,105
03/2004          $10,103                              $10,089
04/2004          $ 9,979                              $10,022
05/2004          $ 9,952                              $10,012
06/2004          $ 9,966                              $10,017
07/2004          $10,020                              $10,073
08/2004          $10,113                              $10,140
09/2004          $10,127                              $10,138
10/2004          $10,163                              $10,148
11/2004          $10,128                              $10,113
12/2004          $10,171                              $10,146
01/2005          $10,151                              $10,142
02/2005          $10,135                              $10,134
03/2005          $10,103                              $10,121
04/2005          $10,160                              $10,149
05/2005          $10,177                              $10,167
06/2005          $10,218                              $10,215
07/2005          $10,197                              $10,216
08/2005          $10,225                              $10,236
09/2005          $10,235                              $10,248
10/2005          $10,224                              $10,247
11/2005          $10,241                              $10,250
12/2005          $10,272                              $10,288
01/2006          $10,293                              $10,312
02/2006          $10,307                              $10,321
03/2006          $10,308                              $10,326
04/2006          $10,318                              $10,342
05/2006          $10,360                              $10,380
06/2006          $10,364                              $10,381
07/2006          $10,409                              $10,437
08/2006          $10,455                              $10,501
09/2006          $10,491                              $10,539
10/2006          $10,516                              $10,570
11/2006          $10,549                              $10,604
12/2006          $10,564                              $10,623
01/2007          $10,585                              $10,631
02/2007          $10,618                              $10,678
03/2007          $10,655                              $10,718
04/2007          $10,681                              $10,741
05/2007          $10,709                              $10,758
06/2007          $10,735                              $10,780
07/2007          $10,773                              $10,834
08/2007          $10,802                              $10,882
09/2007          $10,841                              $10,949
10/2007          $10,878                              $10,995
11/2007          $10,906                              $11,058
12/2007          $10,942                              $11,122
01/2008          $10,996                              $11,311
02/2008          $10,976                              $11,217
03/2008          $11,016                              $11,347
04/2008          $11,021                              $11,352
05/2008          $11,048                              $11,390
06/2008          $11,029                              $11,365
07/2008          $11,078                              $11,464
08/2008          $11,127                              $11,527
09/2008          $11,046                              $11,436
10/2008          $11,084                              $11,487
11/2008          $11,176                              $11,603
12/2008          $11,259                              $11,696
01/2009          $11,393                              $11,841
02/2009          $11,364                              $11,829
03/2009          $11,414                              $11,886
04/2009          $11,447                              $11,918
05/2009          $11,433                              $11,945
06/2009          $11,441                              $11,968
07/2009          $11,551                              $12,046
08/2009          $11,536                              $12,051
09/2009          $11,601                              $12,117
10/2009          $11,562                              $12,118
11/2009          $11,671                              $12,178
12/2009          $11,675                              $12,188
01/2010          $11,709                              $12,220
02/2010          $11,743                              $12,251
03/2010          $11,678                              $12,217
04/2010          $11,709                              $12,256
05/2010          $11,761                              $12,297
06/2010          $11,789                              $12,326
07/2010          $11,875                              $12,379
08/2010          $11,926                              $12,404
09/2010          $11,884                              $12,391
10/2010          $11,878                              $12,398
11/2010          $11,848                              $12,366
12/2010          $11,803                              $12,345
01/2011          $11,803                              $12,369
02/2011          $11,829                              $12,398
03/2011          $11,869                              $12,427
04/2011          $11,919                              $12,461
05/2011          $11,970                              $12,511
06/2011          $11,985                              $12,538
07/2011          $12,026                              $12,571
08/2011          $12,089                              $12,603
09/2011          $12,057                              $12,597
10/2011          $12,026                              $12,584
11/2011          $12,039                              $12,602
12/2011          $12,084                              $12,637
01/2012          $12,119                              $12,668
02/2012          $12,143                              $12,699
03/2012          $12,111                              $12,691
04/2012          $12,137                              $12,705
05/2012          $12,139                              $12,714
06/2012          $12,154                              $12,723
07/2012          $12,169                              $12,743
08/2012          $12,181                              $12,752
09/2012          $12,183                              $12,765
10/2012          $12,183                              $12,766
11/2012          $12,183                              $12,777
12/2012          $12,172                              $12,767
01/2013          $12,184                              $12,794
02/2013          $12,193                              $12,818
03/2013          $12,194                              $12,825
04/2013          $12,203                              $12,832
05/2013          $12,201                              $12,830
06/2013          $12,175                              $12,801                Past performance is not predictive of
07/2013          $12,184                              $12,830                future performance.
08/2013          $12,181                              $12,836
09/2013          $12,201                              $12,861                The returns shown do not reflect the
10/2013          $12,234                              $12,888                deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.

           AVERAGE ANNUAL        ONE         FIVE         TEN                The Merrill Lynch Indices are used with
           TOTAL RETURN          YEAR        YEARS       YEARS               permission; copyright 2013 Merrill
           ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 0.42%       1.99%       2.04%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE-TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
MARCH 1, 2012-OCTOBER 31, 2013

                                     [CHART]

Growth of $10,000

                                                       S&P Intermediate-Term
                 DFA Intermediate-Term                   National AMT-Free
               Municipal Bond Portfolio                Municipal Bond Index
               ------------------------                ---------------------
03/2012                $10,000                                 $10,000
03/2012                $ 9,860                                 $ 9,930
04/2012                $ 9,957                                 $10,019
05/2012                $10,012                                 $10,082
06/2012                $ 9,974                                 $10,071
07/2012                $10,066                                 $10,198
08/2012                $10,055                                 $10,209
09/2012                $10,106                                 $10,267
10/2012                $10,113                                 $10,277
11/2012                $10,225                                 $10,414
12/2012                $10,114                                 $10,281
01/2013                $10,124                                 $10,327
02/2013                $10,160                                 $10,367
03/2013                $10,128                                 $10,318
04/2013                $10,227                                 $10,409
05/2013                $10,053                                 $10,290
06/2013                $ 9,828                                 $10,051
07/2013                $ 9,828                                 $10,016
08/2013                $ 9,704                                 $ 9,901
09/2013                $ 9,928                                 $10,073          Past performance is not predictive of
10/2013                $10,022                                 $10,152          future performance.

                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
           AVERAGE ANNUAL          ONE            FROM                          redemption of fund shares.
           TOTAL RETURN            YEAR        03/01/2012
           -----------------------------------------------------                The S&P data are provided by
                                  -0.91%         0.13%                          Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR CALIFORNIA INCLUDING PUERTO RICO MUNICIPAL SECURITIES INDEX
APRIL 2, 2007-OCTOBER 31, 2013

                                     [CHART]

Growth of $10,000

                                                 The BofA Merrill Lynch
          DFA California Short-Term           1-3 Year California including
           Municipal Bond Portfolio       Puerto Rico Municipal Securities Index
           ------------------------       --------------------------------------
04/2007           $10,000                                $10,000
04/2007           $10,010                                $10,023
05/2007           $10,038                                $10,040
06/2007           $10,061                                $10,060
07/2007           $10,090                                $10,108
08/2007           $10,124                                $10,151
09/2007           $10,155                                $10,211
10/2007           $10,189                                $10,254
11/2007           $10,223                                $10,308
12/2007           $10,253                                $10,368
01/2008           $10,315                                $10,536
02/2008           $10,291                                $10,453
03/2008           $10,340                                $10,569
04/2008           $10,337                                $10,575
05/2008           $10,354                                $10,617
06/2008           $10,340                                $10,596
07/2008           $10,389                                $10,690
08/2008           $10,450                                $10,756
09/2008           $10,346                                $10,664
10/2008           $10,371                                $10,692
11/2008           $10,479                                $10,788
12/2008           $10,574                                $10,848
01/2009           $10,720                                $10,966
02/2009           $10,696                                $10,973
03/2009           $10,733                                $11,022
04/2009           $10,776                                $11,074
05/2009           $10,763                                $11,106
06/2009           $10,750                                $11,109
07/2009           $10,865                                $11,190
08/2009           $10,875                                $11,193
09/2009           $10,946                                $11,272
10/2009           $10,880                                $11,267
11/2009           $10,994                                $11,332
12/2009           $10,988                                $11,341
01/2010           $11,020                                $11,367
02/2010           $11,055                                $11,397
03/2010           $10,995                                $11,373
04/2010           $11,047                                $11,414
05/2010           $11,084                                $11,454
06/2010           $11,111                                $11,482
07/2010           $11,205                                $11,543
08/2010           $11,253                                $11,577
09/2010           $11,226                                $11,570
10/2010           $11,222                                $11,570
11/2010           $11,161                                $11,524
12/2010           $11,119                                $11,491
01/2011           $11,130                                $11,518
02/2011           $11,155                                $11,557
03/2011           $11,195                                $11,589
04/2011           $11,233                                $11,615
05/2011           $11,293                                $11,663
06/2011           $11,309                                $11,698
07/2011           $11,347                                $11,735
08/2011           $11,399                                $11,764
09/2011           $11,382                                $11,760
10/2011           $11,342                                $11,746
11/2011           $11,363                                $11,762
12/2011           $11,417                                $11,794
01/2012           $11,450                                $11,822
02/2012           $11,473                                $11,849
03/2012           $11,456                                $11,842
04/2012           $11,470                                $11,853
05/2012           $11,483                                $11,861
06/2012           $11,487                                $11,874
07/2012           $11,512                                $11,894
08/2012           $11,523                                $11,900
09/2012           $11,525                                $11,906
10/2012           $11,525                                $11,910
11/2012           $11,535                                $11,922
12/2012           $11,525                                $11,903
01/2013           $11,536                                $11,933
02/2013           $11,542                                $11,955
03/2013           $11,554                                $11,957
04/2013           $11,564                                $11,963
05/2013           $11,551                                $11,959                    Past performance is not predictive of
06/2013           $11,515                                $11,932                    future performance.
07/2013           $11,536                                $11,966
08/2013           $11,521                                $11,957                    The returns shown do not reflect the
09/2013           $11,563                                $11,965                    deduction of taxes that a shareholder
10/2013           $11,605                                $11,987                    would pay on fund distributions or the
                                                                                    redemption of fund shares.

           AVERAGE ANNUAL         ONE          FIVE           FROM                  The Merrill Lynch Indices are used with
           TOTAL RETURN           YEAR         YEARS       04/02/2007               permission; copyright 2013 Merrill
           -----------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  0.70%        2.27%         2.29%                  Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE-TERM CALIFORNIA AMT-FREE MUNICIPAL BOND INDEX
NOVEMBER 29, 2011-OCTOBER 31, 2013

                                    [CHART]

Growth of $10,000

         DFA California Intermediate-            S&P Intermediate-Term
        Term Municipal Bond Portfolio   California AMT-Free Municipal Bond Index
        -----------------------------   ----------------------------------------
11/2011            $10,000                              $10,000
11/2011            $10,000                              $10,005
12/2011            $10,155                              $10,197
01/2012            $10,255                              $10,401
02/2012            $10,226                              $10,408
03/2012            $10,114                              $10,321
04/2012            $10,216                              $10,424
05/2012            $10,268                              $10,495
06/2012            $10,262                              $10,480
07/2012            $10,373                              $10,610
08/2012            $10,366                              $10,628
09/2012            $10,419                              $10,703
10/2012            $10,421                              $10,718
11/2012            $10,556                              $10,874
12/2012            $10,441                              $10,745
01/2013            $10,471                              $10,798
02/2013            $10,491                              $10,839
03/2013            $10,462                              $10,790
04/2013            $10,546                              $10,881
05/2013            $10,425                              $10,759
06/2013            $10,213                              $10,505
07/2013            $10,236                              $10,471
08/2013            $10,145                              $10,388
09/2013            $10,343                              $10,607                     Past performance is not predictive of
10/2013            $10,430                              $10,699                     future performance.

                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
            AVERAGE ANNUAL         ONE             FROM                             redemption of fund shares.
            TOTAL RETURN           YEAR         11/29/2011
            ------------------------------------------------------                  The S&P data are provided by
                                   0.08%          2.21%                             Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2013

   U.S. and developed international fixed income markets generally experienced rising interest rates for the year ended October 31, 2013. Throughout the year the U.S. Federal Reserve and other major central banks maintained historically low target short-term rates. This combination led to steepening yield curves in much of the developed world. On average, investment grade credit did well for the year, outperforming government bonds of similar duration. The one-month Treasury bill yield finished the fiscal year at 0.03%, while the yield on 10-year U.S. Treasury notes increased to 2.56%.

                                       OCTOBER 31, 2012 OCTOBER 31, 2013 CHANGE
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.09%            0.03%       -0.06%
 Ten-Year U.S. Treasury Notes (yield).      1.69%            2.56%        0.87%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2013, total returns were 0.10 % for three-month U.S. Treasury bills, -0.74% for five-year U.S. Treasury notes, and -11.69% for 30-year U.S. Treasury bonds

(Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward-sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable credit approach continued to take market-like credit risk, reflecting a wide credit spread environment.

DFA ONE-YEAR FIXED INCOME PORTFOLIO

   The DFA One-Year Fixed Income Portfolio seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk by generally investing in high-quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies the maturity range for the highest risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio increased to 351 days on October 31, 2013, from 331 days on October 31, 2012.

   For the 12 months ended October 31, 2013, the total return was 0.43% for the Portfolio, 0.20% for The BofA Merrill Lynch US 6-Month Treasury Bill Index, and 0.31% for The BofA Merrill Lynch 1-Year US Treasury Note Index. During the period, interest rates decreased slightly in the eligible maturity range. The yield curve remained upwardly sloped causing the Portfolio's maturity structure to remain extended. The Portfolio had significant exposure to U.S. government agency and corporate debt, particularly the financial sector of the corporate bond market. The credit premium on these securities was primarily responsible for the Portfolio's outperformance of its benchmarks.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns by investing in U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in two years or less. The Portfolio hedges substantially all of the currency exposure of its non-US dollar-denominated securities. Eligible countries include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies the maturity range for the highest risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio increased to 1.45 years on October 31, 2013, from 1.20 years on October 31, 2012.

   For the 12 months ended October 31, 2013, the total return was 0.51% for the Portfolio and 0.75% for the Citigroup World Government Bond Index, 1-2 Years, Currency-Hedged in U.S. Dollar Terms. The Portfolio had an average allocation during the period of approximately 36% of assets in U.S. dollar-denominated securities with the remaining 64% of assets in currency hedged non-U.S. dollar bonds. The Portfolio's lack of exposure to Italian and Spanish government bonds contributed to the Portfolio's underperformance as compared to the Index, as these two sovereign debt markets exhibited very strong returns. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

   The DFA Selectively Hedged Global Fixed Income Portfolio seeks to maximize total returns by investing in U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments maturing in five years or less. It hedges foreign currency exposure on a selective basis to capture higher interest rates that may be offered in foreign yield curves. Eligible countries include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable risk-adjusted expected returns. Maturity targets and country allocations are shifted as expected return premiums change. The average maturity of the Portfolio increased to 2.81 years on October 31, 2013, from 2.22 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.52% for the Portfolio and -2.52% for the Citigroup World Government Bond Index, 1-3 Years, in U.S. Dollar Terms (unhedged). Relative to the Index, the Portfolio's outperformance was primarily due to differences in currency exposure. The Portfolio primarily benefited from its lack of exposure to Japanese yen-denominated bonds during a period when the Japanese yen depreciated versus the U.S. dollar. While the Portfolio held no yen, the average weight for yen-denominated bonds in the Index was approximately 21%. During the fiscal year, the yen declined against the U.S. dollar by approximately 18%. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA SHORT-TERM GOVERNMENT PORTFOLIO

   The DFA Short-Term Government Portfolio seeks to maximize risk-adjusted total returns by investing in U.S. government and U.S. government agency securities maturing in five years or less. The Portfolio's average maturity will be three years or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies the maturity range for the highest risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio decreased slightly to 2.77 years on October 31, 2013, from 2.89 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were -0.03% for the Portfolio and 0.35% for The BofA Merrill Lynch 1-5 Year U.S. Treasury & Agency Index. Relative to the Index, the Portfolio's underperformance was primarily due to the Portfolio's slightly longer duration than the index during a period when interest rates increased in the four- to five-year maturity range.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Five-Year Global Fixed Income Portfolio seeks to provide a market rate of return by investing in fixed income securities with low relative volatility of returns, generally consisting of U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. All non-US dollar-denominated securities within the Portfolio are currency hedged. Eligible countries include, but are not limited to, Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies the maturity range for the highest risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio increased to 4.10 years on October 31, 2013, from
3.92 years on October 31, 2012.

   For the 12 months ended October 31, 2013, the total return was 0.63% for the Portfolio and 1.07% for the Citigroup World Government Bond Index, 1-5 Years, Currency-Hedged in U.S. Dollar Terms. The Portfolio had an average allocation during the period of approximately 67% of assets in U.S. Dollar-denominated securities and the majority of the remainder invested in currency-hedged sterling-denominated securities (approximately 11%) and currency-hedged euro denominated securities (approximately 19%). The Portfolio's lack of exposure to Italian and Spanish government bonds contributed to the Portfolio's underperformance as compared to the Index, as these two sovereign debt markets exhibited very strong returns. The Portfolio benefitted from its lack of exposure to Japanese yen-denominated bonds, which represented almost 30% of the benchmark. Japan's relatively flat yield curve offered very little expected risk premium relative to the U.S., U.K., and Eurozone curves. The Portfolio had an average duration of 3.95 years on October 31, 2013, compared to 2.67 years for the Index, which detracted from the Portfolio's relative performance as interest rates rose during the period. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA World ex U.S. Government Fixed Income Portfolio seeks to maximize total returns by investing in high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The weighted average maturity of the Portfolio generally will not exceed 10 years. The average maturity decreased to 8.36 years on October 31, 2013, from
9.08 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.23% for the Portfolio and 2.98% for the Citigroup World Government Bond Index ex USA 1-30 Years, Currency-Hedged in U.S. Dollars Terms. The Portfolio's higher average allocation to British pound-denominated securities relative to the benchmark contributed to the Portfolio's underperformance as compared to the Index. Within the Eurozone, the Portfolio's lack of exposure to Italian and Spanish government bonds detracted from relative performance as these two sovereign debt markets exhibited very strong returns. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA Intermediate Government Fixed Income Portfolio seeks to provide current income from investing generally in U.S. Treasury and government agency issues with maturities of between five and 15 years. The Portfolio will have an average weighted maturity of between three and ten years. The average maturity of the Portfolio decreased to 5.67 years on October 31, 2013, from 6.41 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were -2.09% for the Portfolio and -1.37% for the Barclays U.S. Government Bond Index. The Portfolio's underperformance was primarily due to differences in the maturity structure of the Portfolio relative to the Index. Specifically, the Portfolio was negatively impacted by its significant underweight at the shorter end of the yield curve, as shorter-term securities outperformed relative to the Index. The Portfolio's overweight in the six- to 10-year maturity range also detracted from returns as these longer-term securities underperformed relative to the Index. This was partially offset by the Portfolio's lack of exposure to U.S. government bonds beyond 15 years in maturity, as these bonds underperformed relative to the Index.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Short-Term Extended Quality Portfolio seeks to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum. However, the Portfolio will not emphasize investment grade obligations rated in the lower half of the investment grade spectrum when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio duration of three years or less. The Portfolio hedges substantially all of its foreign currency exposure. The average maturity of the Portfolio increased slightly to 2.91 years on October 31, 2013, from 2.90 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.79% for the Portfolio and 0.78% for The BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Index. The Portfolio maintained an average maturity similar to the Index, and performed in line with the Index. The Portfolio's average allocation throughout the fiscal year was approximately 76% of assets in U.S. and foreign corporate securities, 16% of assets in foreign government securities, 4% of assets in supranational securities, and 4% of assets in U.S. government agency securities. The Portfolio was primarily invested in U.S. dollar-denominated securities throughout the year. As of October 31, 2013, U.S. dollar-denominated securities represented approximately 95% of the Portfolio, while currency-hedged euro and sterling-denominated investments represented allocations of 2% and 3%, respectively.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Intermediate-Term Extended Quality Portfolio seeks to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum. However, the Portfolio will not emphasize investment grade obligations rated in the lower half of the investment grade spectrum when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio primarily invests in securities that mature within 15 years from the date of settlement and maintains average portfolio duration of three to 10 years. The Portfolio hedges substantially all of its foreign currency exposure. The average maturity of the Portfolio decreased to 7.82 years on October 31, 2013, from 8.30 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were -2.62% for the Portfolio and -1.57% for the Barclays U.S. Credit Index. While the Portfolio's duration approximated the duration of the Index, the Portfolio underperformed the Index. The Portfolio's significant underweight in the 0-5 year maturity range detracted from returns as interest rates rose in the period. Approximately 41% of the Barclays U.S. Credit Index consisted of government and corporate securities with maturities less than five years, while the Portfolio held approximately 4%. On the other hand, the Portfolio's lack of exposure to securities with maturities in excess of 15 years added to the Portfolio's relative performance as long term bonds underperformed in both the government sector and corporate sector. Throughout the fiscal year, an average of 86% of the Portfolio was invested in U.S. and foreign corporate securities, with the remaining spread across foreign government securities, U.S. government agency securities and supranational securities. The Portfolio was primarily invested in U.S. dollar-denominated securities throughout the year. As of October 31, 2013, U.S. dollar-denominated securities represented approximately 98% of the Portfolio, with the remainder in currency-hedged euro-denominated investments.

DFA INVESTMENT GRADE PORTFOLIO

   The DFA Investment Grade Portfolio seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers. To achieve this exposure, the Advisor will generally purchase shares of the DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Short-Term Government Portfolio, and the DFA Intermediate Government Portfolio (the "Underlying Funds"). The average maturity of the Portfolio, based on the market value-weighted average holdings of the Underlying Funds, increased to 6.50 years on October 31, 2013, from 6.09 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were -1.58% for the Portfolio and -1.08% for the Barclays U.S. Aggregate Bond Index. The Portfolio's average allocation during the period was approximately 60% in the extended quality Underlying Funds and 40% in the government funds. The Portfolio's performance relative to the Index was negatively impacted by the Portfolio's lack of exposure to the securitized bond sector which represented approximately 32% of the Index. Also contributing to the Portfolio's underperformance was the differences in the maturity structure of the Portfolio relative to the Index for intermediate government securities. Specifically, while the Portfolio benefitted from its lack of exposure to bonds beyond 15 years in maturity, as these bonds underperformed relative to the Index, its underweight in the short end of the yield curve detracted from performance as these securities outperformed relative to the Index.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

   The DFA Inflation-Protected Securities Portfolio seeks to provide inflation protection and current income from investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The Portfolio will have an average weighted maturity of between three and 12 years. The average maturity of the Portfolio decreased to 8.49 years on October 31, 2013, from 9.11 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were -6.59% for the Portfolio and -6.39% for the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Portfolio's underperformance was primarily due to structural differences with the Index. The Portfolio's much lower allocation to short-term securities, which outperformed intermediate- and long-term securities during the period of rising real interest rates, contributed to the underperformance of the Portfolio as compared to the Index.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio decreased to 1.65 years on October 31, 2013, from 1.81 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.42% for the Portfolio and 0.96% for The BofA Merrill Lynch 1-3 Year U.S. Municipal Securities Index. The Portfolio continued to emphasize higher-quality securities relative to the Index. The Index's average weight in A and BBB rated bonds exceeded 26% while the Portfolio held approximately 1% in similarly rated bonds. For the year ended October 31, 2013, the underweight in A-rated bonds in particular detracted from the Portfolio's performance relative to the Index as these lower-rated municipal securities outperformed.

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Intermediate-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The weighted average maturity of the Portfolio generally will not exceed 10 years. The average maturity of the Portfolio increased to
7.04 years on October 31, 2013, from 6.28 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were -0.91% for the Portfolio and -1.22% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. The Portfolio's lack of exposure to securities with maturities greater than 15 years compared to the Index's approximate 21% average weight in these securities contributed to the Portfolio's outperformance during a period of rising longer-term municipal interest rates.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income taxes and California state personal income taxes by investing in municipal securities. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity increased to 2.11 years on October 31, 2013, from 1.85 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.70% for the Portfolio and 0.65% for The BofA Merrill Lynch 1-3 Year California including Puerto Rico Municipal Securities Index. The Portfolio's allocation to bonds rated AA and better contributed to the Portfolio's outperformance. The Portfolio's higher allocation to securities with maturities greater than three years also made a positive contribution to the Portfolio's performance relative to the Index as these securities outperformed the Index.

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Intermediate-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income taxes and California state personal income taxes by investing in municipal securities. The weighted average maturity of the Portfolio generally will not exceed ten years. The average maturity of the Portfolio decreased to 5.90 years on October 31, 2013, from 6.13 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.08% for the Portfolio and -0.17% for the S&P Intermediate Term California AMT-Free Municipal Bond Index. The Portfolio's lack of exposure to securities with maturities greater than 15 years compared to the Index's approximate 24% average weight in these securities contributed to the Portfolio's outperformance during a period of rising longer-term California municipal interest rates.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2013
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/13  10/31/13    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA ONE-YEAR FIXED INCOME PORTFOLIO
  -----------------------------------
  Actual Fund Return
   Institutional Class Shares......... $1,000.00 $1,001.80    0.17%    $0.86
  Hypothetical 5% Annual Return
   Institutional Class Shares......... $1,000.00 $1,024.35    0.17%    $0.87

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                      BEGINNING  ENDING              EXPENSES
                                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                        VALUE    VALUE     EXPENSE    DURING
                                                      05/01/13  10/31/13    RATIO*   PERIOD*
                                                      --------- --------- ---------- --------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,001.00    0.18%    $0.91
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.30    0.18%    $0.92

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  988.40    0.17%    $0.85
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.35    0.17%    $0.87

DFA SHORT-TERM GOVERNMENT PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  994.60    0.19%    $0.96
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.25    0.19%    $0.97

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  994.10    0.28%    $1.41
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.79    0.28%    $1.43

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  974.70    0.20%    $1.00
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.20    0.20%    $1.02

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  968.80    0.12%    $0.60
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.60    0.12%    $0.61

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
-----------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  999.40    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.10    0.22%    $1.12

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $  960.00    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                           BEGINNING  ENDING              EXPENSES
                                                            ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                             VALUE    VALUE     EXPENSE    DURING
                                                           05/01/13  10/31/13    RATIO*   PERIOD*
                                                           --------- --------- ---------- --------
DFA INVESTMENT GRADE PORTFOLIO**
--------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  973.00    0.22%    $1.09
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.10    0.22%    $1.12

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  929.80    0.12%    $0.58
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.60    0.12%    $0.61

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,002.60    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.10    0.22%    $1.12

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
----------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  980.00    0.23%    $1.15
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.05    0.23%    $1.17

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,003.60    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.05    0.23%    $1.17

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $  989.00    0.23%    $1.15
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.05    0.23%    $1.17

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The DFA Investment Grade Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                        AFFILIATED INVESTMENT COMPANIES
                                        -------------------------------
        DFA Investment Grade Portfolio.              100.0%

FIXED INCOME PORTFOLIOS

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
              Corporate....................................  14.2%
              Government...................................  17.8%
              Foreign Corporate............................  25.9%
              Foreign Government...........................  33.9%
              Supranational................................   8.2%
                                                            -----
                                                            100.0%

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
              Corporate....................................   6.7%
              Government...................................  24.5%
              Foreign Corporate............................  22.1%
              Foreign Government...........................  37.8%
              Supranational................................   8.9%
                                                            -----
                                                            100.0%

              DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
              Corporate....................................  53.1%
              Government...................................   7.3%
              Foreign Corporate............................  27.6%
              Foreign Government...........................   7.7%
              Supranational................................   4.3%
                                                            -----
                                                            100.0%

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
              Corporate....................................  17.7%
              Government...................................   5.3%
              Foreign Corporate............................  22.0%
              Foreign Government...........................  47.5%
              Supranational................................   7.5%
                                                            -----
                                                            100.0%

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
              Government...................................   1.8%
              Foreign Government...........................  87.6%
              Supranational................................  10.6%
                                                            -----
                                                            100.0%

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
              Corporate....................................  62.5%
              Government...................................   3.9%
              Foreign Corporate............................  13.4%
              Foreign Government...........................  16.9%
              Supranational................................   3.3%
                                                            -----
                                                            100.0%

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
              Corporate....................................  74.5%
              Government...................................   6.5%
              Foreign Corporate............................  13.4%
              Foreign Government...........................   3.7%
              Supranational................................   1.9%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
              Muni Insured.................................   2.3%
              Muni G.O. Local..............................  44.1%
              Muni G.O. State..............................  24.3%
              Muni Revenue.................................  27.0%
              Muni Pre-Refunded............................   2.3%
                                                            -----
                                                            100.0%

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
              Muni Insured.................................   1.5%
              Muni G.O. Local..............................  60.8%
              Muni G.O. State..............................  19.8%
              Muni Revenue.................................  17.9%
                                                            -----
                                                            100.0%

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
              Muni Insured.................................   6.9%
              Muni G.O. Local..............................  29.2%
              Muni G.O. State..............................  20.3%
              Muni Revenue.................................  40.8%
              Muni Pre-Refunded............................   2.8%
                                                            -----
                                                            100.0%

                DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND
                                   PORTFOLIO
              Muni Insured.................................  16.8%
              Muni G.O. Local..............................  45.9%
              Muni G.O. State..............................  19.2%
              Muni Revenue.................................  17.9%
              Muni Pre-Refunded............................   0.2%
                                                            -----
                                                            100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
AGENCY OBLIGATIONS -- (11.6%)
Federal Farm Credit Bank
     0.500%, 06/23/15............................. $ 35,000 $ 35,117,215
Federal Home Loan Bank
     2.375%, 03/14/14.............................   77,000   77,646,877
     1.375%, 05/28/14.............................   30,000   30,214,590
     0.375%, 06/12/14.............................   60,000   60,088,860
     2.500%, 06/13/14.............................    3,880    3,936,567
     0.375%, 08/28/15.............................   70,000   70,102,410
Federal Home Loan Mortgage Corporation
     2.500%, 01/07/14.............................   46,895   47,103,823
     1.375%, 02/25/14.............................    4,000    4,016,016
     2.500%, 04/23/14.............................   50,000   50,572,700
     5.000%, 07/15/14.............................   25,000   25,853,850
     4.375%, 07/17/15.............................   38,000   40,650,310
Federal National Mortgage Association
     1.250%, 02/27/14.............................   25,000   25,091,775
     2.750%, 03/13/14.............................  100,000  100,967,500
     1.125%, 06/27/14.............................   12,000   12,078,324
     0.500%, 05/27/15.............................   15,000   15,050,850
     0.500%, 07/02/15.............................  100,000  100,327,000
#    2.375%, 07/28/15.............................   70,000   72,499,140
     4.375%, 10/15/15.............................   95,000  102,424,060
     1.625%, 10/26/15.............................   60,000   61,492,320
                                                            ------------
TOTAL AGENCY OBLIGATIONS..........................           935,234,187
                                                            ------------

BONDS -- (74.1%)
Agence Francaise de Developpement
     1.250%, 06/09/14.............................   92,216   92,712,122
ANZ New Zealand Int'l, Ltd.
     3.125%, 08/10/15.............................   83,705   87,047,424
Asian Development Bank
     2.750%, 05/21/14.............................   50,000   50,694,200
     2.625%, 02/09/15.............................   50,000   51,493,000
     7.500%, 06/15/15.............................   15,000   16,687,500
     0.500%, 08/17/15.............................    5,000    5,013,150
Australia & New Zealand Banking Group, Ltd.
     2.125%, 09/19/14.............................    6,868    6,933,933
     3.700%, 01/13/15.............................   74,544   77,354,309
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)  0.984%, 01/10/14.............................      750      751,203
(r)  0.487%, 01/29/15.............................   60,000   60,148,560
Bank Nederlandse Gemeenten
     1.000%, 11/17/14.............................  139,400  140,389,740
     3.125%, 01/12/15.............................   26,000   26,843,856
     1.375%, 03/23/15.............................   17,070   17,310,687
     2.750%, 07/01/15.............................   49,500   51,355,260

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
Bank of New York Mellon Corp. (The)
#    4.300%, 05/15/14............................. $ 14,955 $ 15,269,549
#    3.100%, 01/15/15.............................   43,900   45,269,592
#    2.950%, 06/18/15.............................    9,975   10,365,820
Bank of Nova Scotia
#    2.375%, 12/17/13.............................   60,700   60,851,750
Bank of Nova Scotia Floating Rate Note
(r)  0.754%, 12/13/13.............................   35,000   35,035,035
(r)  0.765%, 02/10/14.............................   75,000   75,117,675
(r)  0.464%, 10/10/14.............................   14,000   14,022,582
Belgium Government International Bond
     2.750%, 03/05/15.............................   10,000   10,295,700
Berkshire Hathaway Finance Corp.
#    1.500%, 01/10/14.............................    1,800    1,804,316
Berkshire Hathaway Finance Corp. Floating Rate
 Note
(r)  0.574%, 01/10/14.............................    4,100    4,103,157
Berkshire Hathaway, Inc.
#    3.200%, 02/11/15.............................    5,094    5,274,857
Berkshire Hathaway, Inc. Floating Rate Note
(r)  0.964%, 08/15/14.............................   12,700   12,774,130
British Columbia, Province of Canada
     2.850%, 06/15/15.............................   59,457   61,850,739
Caisse d'Amortissement de la Dette Sociale
     1.375%, 01/27/14.............................   45,000   45,117,540
     3.500%, 07/01/14.............................   63,000   64,329,552
     1.250%, 07/11/14.............................  106,000  106,690,060
Commonwealth Bank of Australia
     3.750%, 10/15/14.............................   77,164   79,440,338
#    3.500%, 03/19/15.............................   25,589   26,602,504
     1.250%, 09/18/15.............................   11,340   11,473,166
Commonwealth Bank of Australia Floating Rate Note
(r)  1.494%, 01/17/14.............................   49,000   49,151,704
(r)  0.984%, 03/17/14.............................    5,609    5,625,642
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
     1.850%, 01/10/14.............................   28,155   28,244,730
#    4.200%, 05/13/14.............................   38,024   38,780,868
     1.875%, 12/15/14.............................   27,900   28,315,877
Council Of Europe Development Bank
     4.500%, 06/30/14.............................   32,000   32,883,840
#    2.750%, 02/10/15.............................   81,626   84,148,243
     4.000%, 04/15/15.............................   25,000   26,303,350

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
DBS Bank Ltd.
     2.375%, 09/14/15............................. $ 11,700 $ 12,028,840
Development Bank of Japan, Inc.
     2.875%, 04/20/15.............................   24,500   25,375,973
EUROFIMA
     4.500%, 03/06/15.............................   85,230   89,903,161
European Bank for Reconstruction & Development
     2.750%, 04/20/15.............................   10,000   10,343,880
European Investment Bank
     1.500%, 05/15/14.............................   45,000   45,315,675
     4.625%, 05/15/14.............................   10,000   10,234,750
     4.750%, 10/15/14.............................   30,000   31,282,020
#    2.875%, 01/15/15.............................   48,000   49,496,640
     1.125%, 04/15/15.............................   69,500   70,303,420
     1.000%, 07/15/15.............................   27,000   27,290,520
Export Development Canada
     2.250%, 05/28/15.............................   21,000   21,637,770
General Electric Capital Corp.
     2.150%, 01/09/15.............................  103,000  105,045,477
#    4.875%, 03/04/15.............................   55,600   58,754,688
     3.500%, 06/29/15.............................   14,732   15,418,099
#    2.375%, 06/30/15.............................   26,425   27,130,151
#    1.625%, 07/02/15.............................   30,000   30,483,030
Inter-American Development Bank
     3.000%, 04/22/14.............................   25,000   25,322,800
Japan Finance Organization for Municipalities
     4.625%, 04/21/15.............................   35,200   37,325,728
JPMorgan Chase & Co.
     5.375%, 01/15/14.............................    8,614    8,700,019
#    2.050%, 01/24/14.............................   27,000   27,109,539
JPMorgan Chase & Co. Floating Rate Note
(r)  1.038%, 01/24/14.............................  105,400  105,609,114
(r)  1.004%, 05/02/14.............................    6,300    6,322,277
KFW
#    1.500%, 04/04/14.............................   41,000   41,238,620
     4.125%, 10/15/14.............................   10,500   10,887,933
     1.000%, 01/12/15.............................  130,500  131,639,265
     0.625%, 04/24/15.............................   15,000   15,077,535
#    4.375%, 07/21/15.............................   15,000   16,025,850
Kingdom of Denmark
     0.625%, 05/22/15.............................   16,000   16,071,776
Kommunalbanken A.S.
     1.000%, 06/16/14.............................   13,000   13,057,447
     2.875%, 10/27/14.............................  105,500  108,169,150
     1.000%, 02/09/15.............................   14,000   14,120,960
     0.375%, 04/10/15.............................   15,000   15,003,420
     2.750%, 05/05/15.............................    9,550    9,887,879
Kommunekredit
     0.750%, 09/02/14.............................   23,000   23,090,620
     1.000%, 05/05/15.............................   25,000   25,229,750

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
Landeskreditbank Baden- Wuerttemberg Foerderbank
     1.750%, 02/18/14............................. $ 40,000 $ 40,168,400
Landwirtschaftliche Rentenbank
     2.250%, 03/11/14.............................    4,650    4,683,034
     4.000%, 02/02/15.............................   14,500   15,160,620
     3.125%, 07/15/15.............................   70,734   73,967,251
Manitoba, Province of Canada
     1.375%, 04/28/14.............................   29,790   29,943,270
     2.625%, 07/15/15.............................   28,674   29,734,364
Microsoft Corp.
     1.625%, 09/25/15.............................    3,800    3,885,538
National Australia Bank, Ltd.
     2.250%, 04/11/14.............................    1,600    1,613,274
#    3.750%, 03/02/15.............................   26,150   27,214,305
#    2.000%, 03/09/15.............................   91,410   93,223,483
     1.600%, 08/07/15.............................   25,062   25,540,033
National Australia Bank, Ltd. Floating Rate Note
(r)  1.494%, 01/17/14.............................   16,000   16,044,496
(r)  1.436%, 01/30/14.............................   51,930   52,111,859
(r)  1.415%, 02/14/14.............................   23,750   23,831,130
Nederlandse Waterschapsbank NV
     1.375%, 05/16/14.............................  147,630  148,445,656
#    1.250%, 10/20/14.............................   50,650   51,118,512
     3.000%, 03/17/15.............................   36,212   37,505,637
Network Rail Infrastructure Finance P.L.C.
     0.875%, 01/20/15.............................   25,000   25,155,100
Nordea Bank AB
#    3.700%, 11/13/14.............................   18,000   18,595,800
#    2.250%, 03/20/15.............................   16,135   16,489,970
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  1.123%, 04/09/14.............................   80,000   80,347,280
(r)  0.744%, 10/15/14.............................   90,000   90,405,900
Nordic Investment Bank
#    2.625%, 10/06/14.............................    8,400    8,583,204
#    2.500%, 07/15/15.............................    3,100    3,207,880
NRW Bank
     1.625%, 01/17/14.............................   10,872   10,902,289
     2.500%, 02/19/14.............................    6,300    6,318,522
     1.250%, 05/15/15.............................   69,000   69,856,704
NRW Bank Floating Rate Note
(r)  0.580%, 12/01/14.............................   24,000   24,069,600
Oesterreichische Kontrollbank AG
     1.375%, 01/21/14.............................    3,244    3,252,078
#    1.125%, 07/06/15.............................  136,155  137,843,322
Ontario, Province of Canada
     4.500%, 02/03/15.............................  108,100  113,675,798
     2.950%, 02/05/15.............................   26,025   26,868,470
     0.950%, 05/26/15.............................   53,000   53,446,790
     2.700%, 06/16/15.............................   42,000   43,532,160

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT     VALUE+
                                                     ------     ------
                                                     (000)
Quebec, Province of Canada
#     4.875%, 05/05/14............................. $ 39,400 $ 40,321,369
      4.600%, 05/26/15.............................   16,399   17,461,983
Rabobank Nederland
      0.600%, 04/29/15.............................  140,600  140,188,604
Royal Bank of Canada
#     1.450%, 10/30/14.............................   65,875   66,620,376
#     1.150%, 03/13/15.............................   64,798   65,395,114
      0.550%, 05/01/15.............................  105,800  105,804,444
Societe Financement de l'Economie Francaise
      3.375%, 05/05/14.............................   10,000   10,156,460
      2.875%, 09/22/14.............................  201,000  205,571,946
State of North Rhine- Westphalia
      1.625%, 09/17/14.............................   43,900   44,374,296
Svensk Exportkredit AB
#     3.250%, 09/16/14.............................   45,368   46,542,124
#     0.625%, 09/04/15.............................   45,000   45,152,550
Svensk Exportkredit AB Floating Rate Note
(r)   0.400%, 03/23/14.............................   24,000   24,013,680
Svenska Handelsbanken AB
      4.875%, 06/10/14.............................   10,430   10,707,375
Svenska Handelsbanken AB Floating Rate Note
(r)   0.423%, 10/06/14.............................   95,000   95,135,375
(r)   0.536%, 01/16/15.............................   81,000   81,194,157
Sweden Government International Bond
      1.000%, 06/03/14.............................    2,300    2,311,730
Toronto-Dominion Bank (The)
#     1.375%, 07/14/14.............................   27,000   27,209,574
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.445%, 05/01/15.............................  145,360  145,468,148
Total Capital Canada, Ltd. Floating Rate Note
#(r)  0.624%, 01/17/14.............................   45,000   45,044,235
Total Capital SA
      3.000%, 06/24/15.............................   10,000   10,407,290
Toyota Motor Credit Corp.
      1.250%, 11/17/14.............................   37,000   37,359,640
#     1.000%, 02/17/15.............................   84,340   85,022,648
#     0.875%, 07/17/15.............................   10,090   10,161,306
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.644%, 01/17/14.............................   13,500   13,517,509
(r)   0.433%, 11/21/14.............................   38,300   38,377,060
(r)   0.430%, 12/05/14.............................   16,200   16,221,983
(r)   0.393%, 04/08/15.............................   39,500   39,491,626
US Bancorp
      2.875%, 11/20/14.............................   23,400   24,012,261
Wal-Mart Stores, Inc.
#     1.625%, 04/15/14.............................   13,530   13,620,624
      3.200%, 05/15/14.............................    2,900    2,947,157

                                                       FACE
                                                      AMOUNT        VALUE+
                                                      ------        ------
                                                       (000)
Westpac Banking Corp.
      4.200%, 02/27/15............................. $     5,600 $    5,875,156
      3.000%, 08/04/15.............................      18,417     19,194,805
Westpac Banking Corp. Floating Rate Note
(r)   0.988%, 12/09/13.............................       4,705      4,708,496
(r)   1.215%, 02/14/14.............................       2,225      2,231,203
#(r)  0.978%, 03/31/14.............................      60,000     60,196,560
                                                                --------------
TOTAL BONDS........................................              5,952,571,629
                                                                --------------

U.S. TREASURY OBLIGATIONS -- (5.7%)
U.S. Treasury Notes
      1.875%, 06/30/15.............................      55,000     56,467,400
      0.250%, 07/15/15.............................     328,500    328,435,943
      1.750%, 07/31/15.............................      30,000     30,771,090
      1.250%, 08/31/15.............................      45,000     45,792,765
                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS....................                461,467,198
                                                                --------------

COMMERCIAL PAPER -- (5.8%)
Caisse des Depots et Consignations
##    0.230%, 12/04/13.............................      20,000     19,997,110
      0.250%, 12/04/13.............................     100,000     99,985,550
DBS Bank Ltd.
##    0.170%, 12/05/13.............................      25,000     24,997,010
##    0.250%, 01/03/14.............................     100,000     99,972,800
Standard Chartered Bank
##    0.180%, 11/05/13.............................      50,000     49,999,585
##    0.180%, 11/14/13.............................      20,000     19,999,394
##    0.180%, 11/18/13.............................      40,000     39,998,300
##    0.180%, 11/19/13.............................      20,000     19,999,082
##    0.170%, 11/25/13.............................      35,000     34,997,595
##    0.170%, 12/04/13.............................      25,000     24,997,270
United Overseas Bank, Ltd.
##    0.170%, 12/09/13.............................      30,000     29,995,905
                                                                --------------
TOTAL COMMERCIAL PAPER.............................                464,939,601
                                                                --------------

                                                      SHARES
                                                      ------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves,
       0.073%......................................  68,819,027     68,819,027
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                      -------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund...............  13,326,372    154,186,127
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,027,082,509)............................              $8,037,217,769
                                                                ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Agency Obligations............          -- $  935,234,187   --    $  935,234,187
Bonds.........................          --  5,952,571,629   --     5,952,571,629
U.S. Treasury Obligations.....          --    461,467,198   --       461,467,198
Commercial Paper..............          --    464,939,601   --       464,939,601
Temporary Cash Investments.... $68,819,027             --   --        68,819,027
Securities Lending Collateral.          --    154,186,127   --       154,186,127
                               ----------- --------------   --    --------------
TOTAL......................... $68,819,027 $7,968,398,742   --    $8,037,217,769
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
BONDS -- (73.2%)
AUSTRALIA -- (6.8%)
Australia & New Zealand Banking Group, Ltd.
    3.700%, 01/13/15.............................   $  20,200 $ 20,961,540
Commonwealth Bank of Australia
    3.500%, 03/19/15.............................      53,000   55,099,171
National Australia Bank, Ltd.
    3.500%, 01/23/15............................. EUR 105,456  148,297,585
    3.750%, 03/02/15.............................       8,440    8,783,508
Toyota Finance Australia, Ltd.
    3.550%, 03/24/14............................. NZD   3,000    2,480,331
Westpac Banking Corp.
    3.750%, 12/01/14............................. CAD 130,551  128,068,071
#   1.125%, 09/25/15.............................      21,620   21,839,162
                                                              ------------
TOTAL AUSTRALIA..................................              385,529,368
                                                              ------------

AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
    1.375%, 01/21/14.............................      18,000   18,044,820
    4.500%, 03/09/15.............................       7,000    7,389,060
    1.125%, 07/06/15.............................      89,493   90,602,713
                                                              ------------
TOTAL AUSTRIA....................................              116,036,593
                                                              ------------

BELGIUM -- (2.9%)
Belgium Government Bond
    3.750%, 09/28/15............................. EUR 110,000  159,116,485
Belgium Government International Bond
    2.750%, 03/05/15.............................       5,000    5,147,850
                                                              ------------
TOTAL BELGIUM....................................              164,264,335
                                                              ------------

CANADA -- (10.8%)
Bank of Nova Scotia
    3.430%, 07/16/14............................. CAD 114,500  111,440,517
    3.350%, 11/18/14............................. CAD  17,500   17,118,160
British Columbia, Province of Canada
    7.500%, 06/09/14............................. CAD  43,000   42,819,776
Manitoba, Province of Canada
    4.800%, 12/03/14............................. CAD  60,000   59,838,297
Ontario, Province of Canada
    2.950%, 02/05/15.............................     100,600  103,860,446
    2.700%, 06/16/15.............................      44,152   45,762,665
    1.875%, 09/15/15.............................      15,000   15,388,125
Quebec, Province of Canada
    4.875%, 05/05/14.............................      22,500   23,026,162
Royal Bank of Canada
    4.710%, 12/22/14............................. CAD  78,100   77,630,344
    2.050%, 01/13/15............................. CAD  87,000   83,971,918

                                                         FACE
                                                        AMOUNT^     VALUE+
                                                        -------     ------
                                                         (000)
CANADA -- (Continued)
Total Capital Canada, Ltd. Floating Rate Note
(r)  0.624%, 01/17/14.............................   $    31,540 $ 31,571,004
                                                                 ------------
TOTAL CANADA......................................                612,427,414
                                                                 ------------

DENMARK -- (1.2%)
Denmark Government Bond
     2.000%, 11/15/14............................. DKK   232,000   43,074,607
Kingdom of Denmark
     0.625%, 05/22/15.............................        27,570   27,693,679
                                                                 ------------
TOTAL DENMARK.....................................                 70,768,286
                                                                 ------------

FINLAND -- (0.3%)
Nordea Bank Finland P.L.C.
     0.708%, 01/27/14.............................        16,000   16,023,648
                                                                 ------------

FRANCE -- (4.1%)
Caisse d'Amortissement de la Dette Sociale
     3.500%, 07/01/14.............................        71,662   73,174,355
France Government Bond OAT
     3.000%, 10/25/15............................. EUR   110,000  157,373,542
                                                                 ------------
TOTAL FRANCE......................................                230,547,897
                                                                 ------------

GERMANY -- (6.1%)
KFW
     2.875%, 08/26/14............................. CAD    10,598   10,289,020
     4.950%, 10/14/14............................. CAD    61,070   60,539,924
     0.625%, 04/24/15.............................        15,000   15,077,535
     0.500%, 09/30/15.............................        78,000   78,211,692
Landwirtschaftliche Rentenbank
     3.125%, 07/15/15.............................        45,000   47,056,950
NRW Bank
     1.250%, 05/15/15.............................        70,535   71,410,763
State of North Rhine-Westphalia
     1.500%, 01/13/15.............................        63,500   64,290,638
                                                                 ------------
TOTAL GERMANY.....................................                346,876,522
                                                                 ------------

IRELAND -- (0.9%)
GE Capital European Funding
     2.875%, 09/17/15............................. EUR    38,195   53,854,155
                                                                 ------------

JAPAN -- (0.5%)
Japan Finance Organization for Municipalities
     1.350%, 11/26/13............................. JPY 2,941,000   29,930,066
                                                                 ------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
NETHERLANDS -- (9.5%)
Bank Nederlandse Gemeenten
    1.375%, 03/23/15.............................   $ 106,876 $108,382,952
    2.750%, 07/01/15.............................      48,834   50,664,298
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    6.250%, 07/10/14............................. NZD  11,167    9,394,583
    3.000%, 02/16/15............................. EUR  56,000   78,474,194
    2.125%, 10/13/15.............................      55,000   56,466,685
Nederlandse Waterschapsbank NV
    2.000%, 09/09/15.............................      71,105   73,038,061
Netherlands Government Bond
    0.250%, 09/12/15.............................     161,824  161,405,523
                                                              ------------
TOTAL NETHERLANDS................................              537,826,296
                                                              ------------

NEW ZEALAND -- (3.5%)
ANZ New Zealand Int'l, Ltd.
    3.125%, 08/10/15.............................      31,890   33,163,400
New Zealand Government Bond
    6.000%, 04/15/15............................. NZD 185,000  159,157,695
Westpac Securities NZ, Ltd.
    3.450%, 07/28/14.............................       4,300    4,400,276
                                                              ------------
TOTAL NEW ZEALAND................................              196,721,371
                                                              ------------

NORWAY -- (2.7%)
Kommunalbanken A.S.
    2.875%, 10/27/14.............................      68,270   69,997,231
    1.000%, 02/09/15.............................      39,000   39,336,960
    0.375%, 04/10/15.............................      40,000   40,009,120
    2.750%, 05/05/15.............................       1,000    1,035,380
                                                              ------------
TOTAL NORWAY.....................................              150,378,691
                                                              ------------

SINGAPORE -- (0.5%)
DBS Bank Ltd.
    2.375%, 09/14/15.............................      26,200   26,936,377
                                                              ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.7%)
Asian Development Bank
    3.375%, 05/20/14............................. NOK 236,600   40,055,133
    0.500%, 08/17/15.............................      28,000   28,073,640
    0.750%, 09/01/15.............................      65,000   65,439,660
Council Of Europe Development Bank
    5.500%, 06/12/14............................. NZD  24,370   20,392,670
    3.375%, 12/08/14............................. GBP  10,397   17,166,857
    2.750%, 02/10/15.............................       6,000    6,185,400
    4.000%, 04/15/15.............................     111,439  117,248,761
EUROFIMA
    4.500%, 03/06/15.............................      37,000   39,028,710

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    6.500%, 09/10/14............................. NZD  86,478 $   73,317,801
    2.875%, 01/15/15.............................      30,000     30,935,400
#   2.750%, 03/23/15.............................      50,000     51,702,500
Nordic Investment Bank
    5.250%, 02/26/14............................. NZD   1,400      1,164,747
                                                              --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....                490,711,279
                                                              --------------

SWEDEN -- (6.2%)
Kommuninvest I Sverige AB
    3.600%, 05/21/14............................. NZD   7,300      6,037,577
    0.625%, 09/18/15.............................      47,000     47,160,270
Nordea Bank AB
    4.500%, 05/12/14............................. EUR  24,628     34,163,332
    2.750%, 08/11/15............................. EUR  48,562     68,453,607
Svensk Exportkredit AB
    7.625%, 06/30/14............................. NZD   5,800      4,924,319
    3.250%, 09/16/14.............................       7,782      7,983,398
#   0.625%, 09/04/15.............................      63,400     63,614,926
Svenska Handelsbanken AB
    4.875%, 03/25/14............................. EUR  64,668     89,348,262
    1.500%, 07/06/15............................. EUR  20,800     28,688,526
                                                              --------------
TOTAL SWEDEN.....................................                350,374,217
                                                              --------------

UNITED STATES -- (6.5%)
General Electric Capital Corp.
    2.150%, 01/09/15.............................   $  78,400     79,956,946
    1.625%, 07/02/15.............................      14,373     14,604,420
General Electric Co.
#   0.850%, 10/09/15.............................      16,070     16,132,335
JPMorgan Chase & Co.
#   2.050%, 01/24/14.............................      44,000     44,178,508
Microsoft Corp.
    2.950%, 06/01/14.............................      38,274     38,847,383
Nestle Holdings, Inc.
    2.125%, 03/12/14.............................      14,168     14,258,675
Toyota Motor Credit Corp.
    1.000%, 02/17/15.............................      53,989     54,425,987
#   0.875%, 07/17/15.............................     105,280    106,024,014
                                                              --------------
TOTAL UNITED STATES..............................                368,428,268
                                                              --------------
TOTAL BONDS......................................              4,147,634,783
                                                              --------------

AGENCY OBLIGATIONS -- (14.5%)
Federal Home Loan Bank
    1.750%, 09/11/15.............................     101,800    104,456,064
Federal Home Loan Mortgage Corporation
    4.375%, 07/17/15.............................      50,000     53,487,250
    0.500%, 08/28/15.............................       7,500      7,522,582
    1.750%, 09/10/15.............................      50,000     51,286,950

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
Federal National Mortgage Association
#   0.500%, 05/27/15.............................   $151,050 $151,562,059
#   0.500%, 07/02/15.............................    160,000  160,523,200
#   2.375%, 07/28/15.............................     55,000   56,963,610
    0.500%, 09/28/15.............................    120,250  120,588,985
#   4.375%, 10/15/15.............................    105,000  113,205,540
                                                             ------------
TOTAL AGENCY OBLIGATIONS.........................             819,596,240
                                                             ------------

U.S. TREASURY OBLIGATIONS -- (9.5%)
U.S. Treasury Notes
    1.750%, 07/31/15.............................     75,000   76,927,725
    4.250%, 08/15/15.............................    150,000  160,634,700
    0.250%, 10/15/15.............................    300,000  299,683,500
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS..................             537,245,925
                                                             ------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT        VALUE+
                                                        -------       ------
                                                         (000)
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund...............    13,656,007 $  158,000,000
@     Repurchase Agreement, Deutsche Bank
       Securities, Inc. 0.12%, 11/01/13
       (Collateralized by $427,256 FNMA, rates
       ranging from 2.500% to 4.500%, maturities
       ranging from 04/01/27 to 10/01/43, valued
       at $386,376) to be repurchased at $378,801..   $       379        378,800
                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL................                  158,378,800
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,687,591,079)............................                $5,662,855,748
                                                                  ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------
                                          LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                          ------- --------------  ------- --------------
Bonds
  Australia..............................   --    $  385,529,368    --    $  385,529,368
  Austria................................   --       116,036,593    --       116,036,593
  Belgium................................   --       164,264,335    --       164,264,335
  Canada.................................   --       612,427,414    --       612,427,414
  Denmark................................   --        70,768,286    --        70,768,286
  Finland................................   --        16,023,648    --        16,023,648
  France.................................   --       230,547,897    --       230,547,897
  Germany................................   --       346,876,522    --       346,876,522
  Ireland................................   --        53,854,155    --        53,854,155
  Japan..................................   --        29,930,066    --        29,930,066
  Netherlands............................   --       537,826,296    --       537,826,296
  New Zealand............................   --       196,721,371    --       196,721,371
  Norway.................................   --       150,378,691    --       150,378,691
  Singapore..............................   --        26,936,377    --        26,936,377
  Supranational Organization Obligations.   --       490,711,279    --       490,711,279
  Sweden.................................   --       350,374,217    --       350,374,217
  United States..........................   --       368,428,268    --       368,428,268
Agency Obligations.......................   --       819,596,240    --       819,596,240
U.S. Treasury Obligations................   --       537,245,925    --       537,245,925
Securities Lending Collateral............   --       158,378,800    --       158,378,800
Forward Currency Contracts**.............   --       (10,592,235)   --       (10,592,235)
                                            --    --------------    --    --------------
TOTAL....................................   --    $5,652,263,513    --    $5,652,263,513
                                            ==    ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (92.6%)
AUSTRALIA -- (7.0%)
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   $  10,000 $10,128,050
National Australia Bank, Ltd.
    6.750%, 09/16/14............................. AUD  12,146  11,855,768
    1.600%, 08/07/15.............................      15,000  15,286,110
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.............................       2,525   2,606,133
Toyota Finance Australia, Ltd.
    3.980%, 01/23/14............................. NZD   9,000   7,444,599
Westpac Banking Corp.
    6.375%, 12/10/13............................. AUD  10,000   9,477,568
    2.000%, 08/14/17.............................      10,425  10,608,762
                                                              -----------
TOTAL AUSTRALIA..................................              67,406,990
                                                              -----------

CANADA -- (7.8%)
Bank of Nova Scotia
    2.550%, 01/12/17.............................      10,000  10,418,280
Brookfield Asset Management, Inc.
    5.800%, 04/25/17.............................       4,150   4,564,506
Enbridge, Inc.
    5.800%, 06/15/14.............................       5,000   5,143,370
EnCana Holdings Finance Corp.
    5.800%, 05/01/14.............................       4,000   4,101,364
Husky Energy, Inc.
    5.900%, 06/15/14.............................       5,000   5,158,480
Royal Bank of Canada
    2.050%, 01/13/15............................. CAD  10,000   9,651,944
Teck Resources, Ltd.
    2.500%, 02/01/18.............................       5,000   5,020,440
Thomson Reuters Corp.
    6.500%, 07/15/18.............................       4,700   5,532,765
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................      19,615  19,246,650
TransAlta Corp.
    4.750%, 01/15/15.............................       4,000   4,167,000
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................       2,105   2,197,521
                                                              -----------
TOTAL CANADA.....................................              75,202,320
                                                              -----------

FINLAND -- (1.4%)
Municipality Finance P.L.C.
    2.000%, 05/28/14............................. SEK  90,000  13,923,504
                                                              -----------

FRANCE -- (4.1%)
BNP Paribas SA
    2.375%, 09/14/17.............................       8,000   8,177,392
France Telecom SA
    2.750%, 09/14/16.............................       8,000   8,285,776

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
FRANCE -- (Continued)
Societe Generale SA
    2.750%, 10/12/17.............................   $   8,000 $ 8,276,376
Total Capital International SA
    1.550%, 06/28/17.............................      15,000  15,150,480
                                                              -----------
TOTAL FRANCE.....................................              39,890,024
                                                              -----------

GERMANY -- (1.8%)
Deutsche Bank AG
    3.250%, 01/11/16.............................       4,000   4,201,064
    6.000%, 09/01/17.............................       4,000   4,614,928
KFW
    3.750%, 08/16/17............................. NZD  10,000   8,102,315
State of North Rhine-Westphalia
    3.250%, 05/28/14............................. NOK   3,670     620,748
                                                              -----------
TOTAL GERMANY....................................              17,539,055
                                                              -----------

JAPAN -- (1.1%)
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       5,770   6,050,832
Sumitomo Mitsui Banking Corp.
    1.350%, 07/18/15.............................       4,000   4,037,396
                                                              -----------
TOTAL JAPAN......................................              10,088,228
                                                              -----------

NETHERLANDS -- (2.6%)
Bank Nederlandse Gemeenten
    6.250%, 11/12/13............................. AUD   3,000   2,836,939
    3.750%, 11/25/13............................. NOK  25,000   4,203,753
    5.375%, 12/16/13............................. AUD   7,500   7,103,342
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    5.500%, 12/16/13............................. NZD   7,000   5,796,205
    6.250%, 07/10/14............................. NZD   6,500   5,468,325
                                                              -----------
TOTAL NETHERLANDS................................              25,408,564
                                                              -----------

NEW ZEALAND -- (1.3%)
New Zealand Government Bond
    6.000%, 04/15/15............................. NZD  15,000  12,904,678
                                                              -----------

NORWAY -- (2.1%)
Kommunalbanken A.S.
    3.500%, 02/24/14............................. NOK  57,000   9,618,298
Statoil ASA
    3.125%, 08/17/17.............................      10,000  10,642,500
                                                              -----------
TOTAL NORWAY.....................................              20,260,798
                                                              -----------

SINGAPORE -- (0.6%)
Singapore Government Bond
    0.500%, 04/01/18............................. SGD   7,000   5,589,383
                                                              -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.2%)
EUROFIMA
    6.000%, 01/28/14............................. AUD  12,595 $11,990,161
European Investment Bank
    6.500%, 09/10/14............................. NZD   3,000   2,543,461
    1.625%, 06/15/17.............................      15,000  15,313,560
International Bank for Reconstruction &
 Development
    2.250%, 11/08/13............................. SEK  20,800   3,209,890
Nordic Investment Bank
    5.250%, 02/26/14............................. NZD   2,542   2,114,847
    7.500%, 04/15/15............................. NZD   6,500   5,676,960
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              40,848,879
                                                              -----------

SWEDEN -- (0.9%)
Kommuninvest I Sverige AB
    3.600%, 05/21/14............................. NZD   5,000   4,135,327
Svensk Exportkredit AB
    7.625%, 06/30/14............................. NZD   5,575   4,733,289
                                                              -----------
TOTAL SWEDEN.....................................               8,868,616
                                                              -----------

SWITZERLAND -- (1.6%)
Credit Suisse New York
    3.500%, 03/23/15.............................       5,000   5,198,220
Noble Holding International, Ltd.
    2.500%, 03/15/17.............................       3,500   3,551,142
UBS AG
    3.875%, 01/15/15.............................       3,993   4,145,593
    5.875%, 12/20/17.............................       2,325   2,695,205
                                                              -----------
TOTAL SWITZERLAND................................              15,590,160
                                                              -----------

UNITED KINGDOM -- (3.0%)
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................       6,000   6,640,164
BP Capital Markets P.L.C.
    3.125%, 10/01/15.............................       5,000   5,230,345
Lloyds TSB Bank P.L.C.
    4.200%, 03/28/17.............................       4,000   4,329,024
Rio Tinto Finance USA P.L.C.
    1.625%, 08/21/17.............................       2,628   2,621,963
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................       4,000   4,096,720
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................       5,000   5,638,165
                                                              -----------
TOTAL UNITED KINGDOM.............................              28,556,381
                                                              -----------

UNITED STATES -- (53.1%)
AbbVie, Inc.
    1.200%, 11/06/15.............................     $ 7,215   7,265,447

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Actavis, Inc.
    1.875%, 10/01/17............................. $     4,000 $ 3,989,112
Aetna, Inc.
    6.000%, 06/15/16.............................       5,000   5,640,065
Aflac, Inc.
    2.650%, 02/15/17.............................       4,000   4,155,996
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................       3,580   4,178,580
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................       4,000   4,108,008
Airgas, Inc.
    4.500%, 09/15/14.............................       7,350   7,592,726
Allstate Corp. (The)
    5.000%, 08/15/14.............................       3,300   3,416,714
American Express Co.
    6.150%, 08/28/17.............................       5,000   5,835,535
    7.000%, 03/19/18.............................       2,000   2,419,626
American International Group, Inc.
    5.850%, 01/16/18.............................       7,000   8,077,265
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................       2,438   2,672,911
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................       4,000   4,518,376
Apple, Inc.
    1.000%, 05/03/18.............................      25,000  24,269,650
Assurant, Inc.
    2.500%, 03/15/18.............................       5,000   4,959,535
AT&T, Inc.
    1.400%, 12/01/17.............................       6,000   5,918,358
Autodesk, Inc.
    1.950%, 12/15/17.............................       4,000   3,933,356
Bank of America Corp.
    4.500%, 04/01/15.............................       4,000   4,197,352
    6.000%, 09/01/17.............................       4,000   4,590,980
BB&T Corp.
    1.450%, 01/12/18.............................       9,000   8,838,576
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      10,000  10,079,780
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................      10,000   9,959,950
BlackRock, Inc.
    6.250%, 09/15/17.............................       5,000   5,855,270
Buckeye Partners L.P.
    6.050%, 01/15/18.............................       1,880   2,134,678
Burlington Northern Santa Fe LLC
    7.000%, 02/01/14.............................       1,950   1,980,118
Capital One Financial Corp.
    6.750%, 09/15/17.............................       4,000   4,715,956
Cardinal Health, Inc.
    1.700%, 03/15/18.............................       9,000   8,822,034
Cigna Corp.
    5.375%, 03/15/17.............................       1,190   1,335,262

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Citigroup, Inc.
    4.450%, 01/10/17............................. $     4,000 $ 4,348,484
    6.000%, 08/15/17.............................       4,000   4,598,524
CNA Financial Corp.
    5.850%, 12/15/14.............................       1,000   1,053,937
Coca-Cola Enterprises, Inc.
    2.125%, 09/15/15.............................       3,389   3,462,450
Comcast Corp.
    4.950%, 06/15/16.............................       4,000   4,412,848
Comerica, Inc.
    3.000%, 09/16/15.............................       1,000   1,041,617
Computer Sciences Corp.
    2.500%, 09/15/15.............................       4,000   4,096,352
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    2.400%, 03/15/17.............................       4,000   4,067,720
Dollar General Corp.
    1.875%, 04/15/18.............................       5,000   4,880,110
Eastman Chemical Co.
    2.400%, 06/01/17.............................       4,000   4,064,908
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................       2,000   2,250,718
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................       2,604   2,761,024
Enterprise Products Operating LLC
    6.300%, 09/15/17.............................       4,000   4,644,424
Exelon Generation Co. LLC
    6.200%, 10/01/17.............................       4,000   4,587,880
Express Scripts Holding Co.
    3.125%, 05/15/16.............................       6,600   6,925,697
Fifth Third Bancorp
    3.625%, 01/25/16.............................       2,100   2,216,592
FMC Technologies, Inc.
    2.000%, 10/01/17.............................       5,000   4,970,610
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................       5,000   5,539,280
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................       3,000   3,015,228
    2.150%, 03/01/17.............................       4,000   4,015,612
General Electric Capital Corp.
    3.750%, 11/14/14.............................      10,000  10,344,720
    1.625%, 04/02/18.............................      15,000  14,972,925
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................       4,000   4,626,020
    5.950%, 01/18/18.............................       2,000   2,295,308
Hartford Financial Services Group, Inc.
    4.000%, 10/15/17.............................       5,142   5,530,648
Hewlett-Packard Co.
    6.125%, 03/01/14.............................       4,750   4,831,049
    2.600%, 09/15/17.............................       4,000   4,066,664

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
HSBC Finance Corp.
    5.250%, 04/15/15............................. $     2,187 $2,316,785
HSBC USA, Inc.
    2.375%, 02/13/15.............................       5,000  5,115,045
Intuit, Inc.
    5.750%, 03/15/17.............................       2,000  2,235,820
Jefferies Group LLC
    5.125%, 04/13/18.............................       1,875  2,018,839
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................       4,000  4,143,752
    3.150%, 07/05/16.............................       4,000  4,200,948
KeyBank NA
    1.650%, 02/01/18.............................       1,820  1,801,716
Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17.............................       4,000  4,544,076
Kohl's Corp.
    6.250%, 12/15/17.............................       4,000  4,642,296
Kroger Co. (The)
    2.200%, 01/15/17.............................       2,795  2,851,599
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................       4,500  4,528,188
Lorillard Tobacco Co.
    2.300%, 08/21/17.............................       4,000  4,039,556
McKesson Corp.
    1.400%, 03/15/18.............................       8,907  8,674,768
MetLife, Inc.
    6.750%, 06/01/16.............................       5,000  5,729,765
Mondelez International, Inc.
    6.500%, 08/11/17.............................       4,000  4,666,040
Morgan Stanley
    6.250%, 08/28/17.............................       4,000  4,606,148
Murphy Oil Corp.
    2.500%, 12/01/17.............................       5,860  5,901,272
NetApp, Inc.
    2.000%, 12/15/17.............................       5,000  4,971,075
Nisource Finance Corp.
    6.400%, 03/15/18.............................       3,000  3,498,351
Nucor Corp.
    5.750%, 12/01/17.............................       7,160  8,169,503
NYSE Euronext
    2.000%, 10/05/17.............................       5,000  5,024,870
ONEOK Partners L.P.
    2.000%, 10/01/17.............................       1,620  1,615,299
Oracle Corp.
    1.200%, 10/15/17.............................       1,500  1,480,124
Panhandle Eastern Pipe Line Co. L.P.
    6.200%, 11/01/17.............................       1,725  1,980,181
Pioneer Natural Resources Co.
    6.650%, 03/15/17.............................       4,000  4,633,048
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.125%, 01/15/17.............................       5,000  5,702,120

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
PPL Energy Supply LLC
    6.200%, 05/15/16............................. $     4,000 $4,436,252
Principal Financial Group, Inc.
    1.850%, 11/15/17.............................       6,707  6,694,679
Prudential Financial, Inc.
    6.100%, 06/15/17.............................       1,000  1,146,357
    6.000%, 12/01/17.............................       5,000  5,810,780
Quest Diagnostics, Inc.
    3.200%, 04/01/16.............................       4,000  4,164,972
Qwest Corp.
    6.500%, 06/01/17.............................       4,000  4,487,008
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................       1,000  1,110,299
Republic Services, Inc.
    3.800%, 05/15/18.............................       2,427  2,591,572
Safeway, Inc.
    3.400%, 12/01/16.............................       4,000  4,127,472
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................       4,059  4,235,619
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................       1,000  1,183,331
SunTrust Banks, Inc.
    3.500%, 01/20/17.............................       4,000  4,247,168
Symantec Corp.
    2.750%, 06/15/17.............................       4,000  4,092,404
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................       4,000  4,149,896
Tech Data Corp.
    3.750%, 09/21/17.............................       4,500  4,622,980
Textron, Inc.
    6.200%, 03/15/15.............................       4,000  4,272,684
Verizon Communications, Inc.
    1.100%, 11/01/17.............................       3,000  2,917,533
    6.100%, 04/15/18.............................       5,000  5,817,230

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
Wachovia Corp.
    5.750%, 06/15/17............................. $     4,000 $  4,603,308
    5.750%, 02/01/18.............................       3,000    3,500,475
Weatherford International, Inc.
    6.350%, 06/15/17.............................       4,000    4,540,680
WellPoint, Inc.
    5.875%, 06/15/17.............................       3,990    4,556,285
    1.875%, 01/15/18.............................       4,000    3,983,524
Western Union Co. (The)
    5.930%, 10/01/16.............................       6,000    6,691,284
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................       7,405    7,405,615
Xerox Corp.
    2.950%, 03/15/17.............................       5,575    5,741,202
Zimmer Holdings, Inc.
    1.400%, 11/30/14.............................       5,000    5,026,690
TOTAL UNITED STATES..............................              514,331,048
                                                              ------------
TOTAL BONDS......................................              896,408,628
                                                              ------------

AGENCY OBLIGATIONS -- (7.4%)
Federal Home Loan Mortgage Corporation
    0.500%, 05/13/16.............................      11,500   11,495,044
Federal National Mortgage Association
    0.500%, 05/27/15.............................       8,000    8,027,120
    0.500%, 03/30/16.............................      52,000   52,007,956
                                                              ------------
TOTAL AGENCY OBLIGATIONS.........................               71,530,120
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $972,455,965)..........................             $967,938,748
                                                              ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ------------------------------------------
                                          LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 67,406,990    --    $ 67,406,990
  Canada.................................   --      75,202,320    --      75,202,320
  Finland................................   --      13,923,504    --      13,923,504
  France.................................   --      39,890,024    --      39,890,024
  Germany................................   --      17,539,055    --      17,539,055
  Japan..................................   --      10,088,228    --      10,088,228
  Netherlands............................   --      25,408,564    --      25,408,564
  New Zealand............................   --      12,904,678    --      12,904,678
  Norway.................................   --      20,260,798    --      20,260,798
  Singapore..............................   --       5,589,383    --       5,589,383
  Supranational Organization Obligations.   --      40,848,879    --      40,848,879
  Sweden.................................   --       8,868,616    --       8,868,616
  Switzerland............................   --      15,590,160    --      15,590,160
  United Kingdom.........................   --      28,556,381    --      28,556,381
  United States..........................   --     514,331,048    --     514,331,048
Agency Obligations.......................   --      71,530,120    --      71,530,120
Forward Currency Contracts**.............   --        (700,833)   --        (700,833)
                                            --    ------------    --    ------------
TOTAL....................................   --    $967,237,915    --    $967,237,915
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013


                                                 FACE
                                                AMOUNT      VALUE+
                                               -------- --------------
                                                (000)
         AGENCY OBLIGATIONS -- (86.6%)
         Federal Farm Credit Bank
           1.625%, 11/19/14................... $ 21,000 $   21,322,560
           0.500%, 06/23/15...................   17,100     17,157,268
           4.875%, 12/16/15...................   16,714     18,293,206
           4.875%, 01/17/17...................   12,000     13,557,552
         Federal Home Loan Bank
           0.875%, 12/12/14...................    2,900      2,922,574
           0.250%, 01/16/15...................   27,600     27,624,564
           4.500%, 02/18/15...................   12,000     12,663,912
           0.250%, 02/20/15...................   23,550     23,556,947
           2.750%, 03/13/15...................   79,700     82,427,812
           2.875%, 06/12/15...................   71,020     73,970,739
           1.750%, 09/11/15...................   74,615     76,561,780
           0.500%, 11/20/15...................    5,000      5,011,750
           1.375%, 12/11/15...................   30,185     30,821,632
           1.625%, 12/11/15...................   21,500     22,034,275
           5.000%, 12/21/15...................   39,385     43,258,397
           1.000%, 03/11/16...................   15,000     15,200,340
           3.125%, 03/11/16...................   76,890     81,676,018
           5.375%, 05/18/16...................   81,500     91,568,184
           2.125%, 06/10/16...................   98,000    102,016,040
           5.125%, 10/19/16...................   27,345     30,925,144
           1.625%, 12/09/16...................   19,000     19,566,371
           4.750%, 12/16/16...................   82,500     92,964,630
           4.875%, 05/17/17...................    8,000      9,126,744
           1.000%, 06/09/17...................    9,010      9,022,974
           1.000%, 06/21/17...................  134,210    134,508,483
           0.750%, 09/08/17...................   78,000     76,976,406
           5.000%, 11/17/17...................  119,740    138,226,180
           0.750%, 12/08/17...................   50,530     49,583,270
           1.375%, 03/09/18...................  143,700    144,068,016
           1.250%, 06/08/18...................   11,000     10,922,329
           2.000%, 09/14/18...................   15,000     15,321,795
         Tennessee Valley Authority
           4.375%, 06/15/15...................   20,580     21,886,459
           5.500%, 07/18/17...................    3,362      3,898,713
           6.250%, 12/15/17...................    3,300      3,937,540
           4.500%, 04/01/18...................    5,000      5,646,785
                                                        --------------
         TOTAL AGENCY OBLIGATIONS.............           1,528,227,389
                                                        --------------
         U.S. TREASURY OBLIGATIONS -- (12.9%)
         U.S. Treasury Bonds
           9.875%, 11/15/15...................   15,500     18,507,961
         U.S. Treasury Notes
           0.250%, 08/15/15...................   46,780     46,761,709
           0.250%, 09/15/15...................   43,000     42,964,740
           4.500%, 11/15/15...................   73,500     79,747,500
           2.000%, 01/31/16...................   39,000     40,425,918
                                                        --------------
         TOTAL U.S. TREASURY OBLIGATIONS......             228,407,828
                                                        --------------


DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


                                                               SHARES       VALUE+
                                                              --------- --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund. 8,305,969 $    8,305,969
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,760,197,897).......................................           $1,764,941,186
                                                                        ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------
                                     LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                    ---------- -------------- ------- --------------
Agency Obligations.................         -- $1,528,227,389   --    $1,528,227,389
U.S. Treasury Obligations..........         --    228,407,828   --       228,407,828
Temporary Cash Investments......... $8,305,969             --   --         8,305,969
                                    ---------- --------------   --    --------------
TOTAL.............................. $8,305,969 $1,756,635,217   --    $1,764,941,186
                                    ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
BONDS -- (89.3%)
AUSTRALIA -- (5.9%)
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17.............................   $  11,500 $ 11,616,323
    1.450%, 05/15/18.............................      25,900   25,355,116
Commonwealth Bank of Australia
#   1.900%, 09/18/17.............................      82,130   83,181,675
    4.250%, 04/06/18............................. EUR   7,700   11,744,901
    2.500%, 09/20/18.............................      85,500   87,325,168
National Australia Bank, Ltd.
#   2.750%, 03/09/17.............................      60,000   62,641,860
#   2.300%, 07/25/18.............................      41,000   41,648,415
Westpac Banking Corp.
    2.000%, 08/14/17.............................      53,500   54,443,045
#   1.600%, 01/12/18.............................      61,650   61,308,582
#   2.250%, 07/30/18.............................      43,900   44,537,252
                                                              ------------
TOTAL AUSTRALIA..................................              483,802,337
                                                              ------------

AUSTRIA -- (3.5%)
Austria Government Bond
    4.650%, 01/15/18............................. EUR  28,000   44,149,119
    1.150%, 10/19/18............................. EUR 107,000  146,563,732
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................     103,000  101,730,216
                                                              ------------
TOTAL AUSTRIA....................................              292,443,067
                                                              ------------

BELGIUM -- (2.4%)
Belgium Government Bond
    5.500%, 09/28/17............................. EUR 123,500  197,366,788
                                                              ------------

CANADA -- (10.8%)
Bank of Nova Scotia
    2.900%, 03/29/16.............................      28,605   29,919,114
#   2.550%, 01/12/17.............................      36,400   37,922,539
British Columbia, Province of Canada
    1.200%, 04/25/17.............................      97,000   97,909,375
Manitoba, Province of Canada
    1.300%, 04/03/17.............................      38,000   38,447,184
Ontario, Province of Canada
#   1.100%, 10/25/17.............................      84,000   83,357,232
#   1.200%, 02/14/18.............................      98,925   97,995,896
    3.000%, 07/16/18.............................      20,000   21,242,000
Royal Bank of Canada
    2.300%, 07/20/16.............................      37,040   38,364,662
#   1.500%, 01/16/18.............................      82,460   81,702,935
#   2.200%, 07/27/18.............................     101,900  103,009,181

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
CANADA -- (Continued)
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................   $  39,924 $ 39,174,267
#   2.625%, 09/10/18.............................     157,484  162,615,616
Total Capital Canada, Ltd.
#   1.450%, 01/15/18.............................      53,370   53,008,472
                                                              ------------
TOTAL CANADA.....................................              884,668,473
                                                              ------------

DENMARK -- (2.9%)
Denmark Government Bond
    4.000%, 11/15/17............................. DKK 424,000   87,922,159
Kommunekredit
    1.125%, 03/15/18.............................     154,361  151,901,412
                                                              ------------
TOTAL DENMARK....................................              239,823,571
                                                              ------------

FINLAND -- (2.7%)
Municipality Finance P.L.C.
    1.625%, 04/25/17.............................      71,000   72,405,232
    1.125%, 12/07/17............................. GBP  52,000   82,467,952
    1.125%, 04/17/18.............................      69,800   68,510,096
                                                              ------------
TOTAL FINLAND....................................              223,383,280
                                                              ------------

FRANCE -- (4.7%)
Caisse d'Amortissement de la Dette Sociale
    5.250%, 11/02/16.............................      15,000   16,876,500
    2.125%, 04/12/17.............................      52,300   53,907,388
    3.250%, 03/07/18............................. EUR   3,600    5,367,087
France Government Bond OAT
    1.000%, 05/25/18............................. EUR  98,500  134,390,814
Sanofi
    1.250%, 04/10/18.............................      10,000    9,843,440
Total Capital International SA
#   1.500%, 02/17/17.............................      16,368   16,585,089
    1.550%, 06/28/17.............................      68,500   69,187,192
UNEDIC
    2.125%, 04/26/17............................. EUR  55,000   78,333,852
                                                              ------------
TOTAL FRANCE.....................................              384,491,362
                                                              ------------

GERMANY -- (5.5%)
FMS Wertmanagement AoeR
    1.000%, 07/18/17............................. EUR  10,000   13,740,830
KFW
    0.875%, 10/13/17............................. EUR  17,000   23,274,932
    1.000%, 12/07/17............................. GBP  91,300  144,535,582
#   1.000%, 06/11/18.............................      49,000   48,206,739

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
GERMANY -- (Continued)
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.625%, 04/25/17.............................   $  56,000 $ 57,082,032
    0.875%, 12/15/17............................. GBP  19,000   29,815,689
Landwirtschaftliche Rentenbank
    3.250%, 12/07/16............................. GBP  12,000   20,546,625
    0.875%, 09/12/17.............................       7,200    7,139,909
#   2.375%, 09/13/17.............................      15,000   15,716,190
    1.000%, 12/15/17............................. GBP  15,000   23,744,819
#   1.000%, 04/04/18.............................      33,000   32,495,826
#   1.875%, 09/17/18.............................      15,000   15,236,850
NRW Bank
    0.875%, 12/15/17............................. GBP  12,000   18,756,307
                                                              ------------
TOTAL GERMANY....................................              450,292,330
                                                              ------------

JAPAN -- (3.4%)
Development Bank of Japan, Inc.
    5.125%, 02/01/17.............................      26,800   30,276,737
    1.000%, 01/22/18.............................      40,100   39,286,772
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................      21,400   21,315,128
#   1.750%, 07/31/18.............................     124,950  125,217,643
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................      20,000   20,045,800
    1.375%, 02/05/18.............................      40,500   39,914,775
                                                              ------------
TOTAL JAPAN......................................              276,056,855
                                                              ------------

NETHERLANDS -- (6.4%)
Bank Nederlandse Gemeenten
    1.375%, 09/27/17.............................     106,900  107,145,870
    4.500%, 02/20/18............................. GBP   9,550   17,073,396
    1.375%, 03/19/18.............................      95,200   94,490,570
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
#   3.375%, 01/19/17.............................      77,000   82,055,743
    4.750%, 01/15/18............................. EUR  35,000   54,130,382
#   1.700%, 03/19/18.............................      20,900   20,763,648
Nederlandse Waterschapsbank NV
    2.125%, 02/09/17.............................      51,700   53,458,420
Shell International Finance BV
#   5.200%, 03/22/17.............................       3,000    3,386,601
    1.125%, 08/21/17.............................      10,000    9,958,370
#   1.900%, 08/10/18.............................      84,144   85,035,421
                                                              ------------
TOTAL NETHERLANDS................................              527,498,421
                                                              ------------

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
NEW ZEALAND -- (1.2%)
New Zealand Government Bond
    6.000%, 12/15/17............................. NZD 114,400 $102,129,527

NORWAY -- (5.0%)
Kommunalbanken A.S.
    1.375%, 06/08/17.............................      50,000   50,515,000
    1.000%, 09/26/17.............................     108,000  107,001,000
    1.125%, 12/15/17............................. GBP   4,000    6,335,351
    1.000%, 03/15/18.............................      42,000   41,149,080
Statoil ASA
    3.125%, 08/17/17.............................      12,070   12,845,497
    1.200%, 01/17/18.............................      43,850   43,267,628
#   1.150%, 05/15/18.............................     149,925  147,393,067
                                                              ------------
TOTAL NORWAY.....................................              408,506,623
                                                              ------------

SINGAPORE -- (1.2%)
Singapore Government Bond
    0.500%, 04/01/18............................. SGD 120,000   95,818,000
                                                              ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.0%)
African Development Bank
    1.125%, 03/15/17.............................      57,000   57,433,827
    1.625%, 10/02/18.............................      25,000   25,092,000
Council Of Europe Development Bank
#   1.500%, 06/19/17.............................      60,000   60,873,900
#   1.000%, 03/07/18.............................      56,200   55,205,653
#   1.125%, 05/31/18.............................      60,000   59,023,980
European Financial Stability Facility
    2.000%, 05/15/17............................. EUR   5,000    7,083,154
    1.625%, 09/15/17............................. EUR  35,000   48,948,240
European Investment Bank
    1.125%, 09/15/17.............................       6,000    6,003,912
    4.750%, 10/15/17............................. EUR  29,300   46,039,771
    4.125%, 12/07/17............................. GBP   4,000    7,077,276
    1.000%, 12/15/17.............................      21,400   21,197,535
    1.375%, 01/15/18............................. GBP  74,000  117,619,273
European Union
    3.250%, 04/04/18............................. EUR  40,000   60,048,254
Nordic Investment Bank
#   0.750%, 01/17/18.............................       8,500    8,344,748
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              579,991,523
                                                              ------------

SWEDEN -- (5.2%)
Kingdom of Sweden
    0.875%, 01/31/18............................. EUR  40,000   54,724,900
    1.000%, 02/27/18.............................      25,000   24,729,650

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
SWEDEN -- (Continued)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   $   71,600 $ 73,136,536
    1.000%, 10/24/17.............................       54,300   53,933,583
Svensk Exportkredit AB
    5.125%, 03/01/17.............................       70,312   79,835,479
    1.750%, 05/30/17.............................       94,955   97,170,775
#   1.125%, 04/05/18.............................       40,000   39,443,680
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................        3,160    3,300,168
                                                               ------------
TOTAL SWEDEN.....................................               426,274,771
                                                               ------------

UNITED KINGDOM -- (4.8%)
Barclays Bank P.L.C.
    1.500%, 04/04/17............................. GBP   34,000   55,082,535
Lloyds TSB Bank P.L.C.
    1.500%, 05/02/17............................. GBP   40,500   65,624,708
Network Rail Infrastructure Finance P.L.C.
    1.000%, 12/07/17............................. GBP   23,000   36,454,820
    0.875%, 05/15/18.............................       10,000    9,778,700
Transport for London
    1.250%, 11/21/17............................. GBP   10,000   15,939,392
United Kingdom Gilt
    1.000%, 09/07/17............................. GBP  135,000  215,110,354
                                                               ------------
TOTAL UNITED KINGDOM.............................               397,990,509
                                                               ------------

UNITED STATES -- (16.7%)
3M Co.
#   1.000%, 06/26/17.............................     $ 59,405   59,029,976
Apple, Inc.
#   1.000%, 05/03/18.............................       95,700   92,904,220
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................       28,700   28,928,969
    1.300%, 05/15/18.............................       38,700   38,065,475
    5.400%, 05/15/18.............................        5,000    5,786,940
    2.000%, 08/15/18.............................       41,875   42,280,266
Berkshire Hathaway, Inc.
#   1.900%, 01/31/17.............................       41,300   42,257,664
    1.550%, 02/09/18.............................       45,446   45,263,989
Chevron Corp.
#   1.104%, 12/05/17.............................      103,616  102,534,871
#   1.718%, 06/24/18.............................      118,327  118,484,020
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................        7,000    7,055,349
#   0.900%, 05/01/18.............................       34,300   33,413,414
General Electric Capital Corp.
    2.300%, 04/27/17.............................       18,300   18,858,699
    5.625%, 09/15/17.............................       70,500   80,946,549

                                                           FACE
                                                          AMOUNT^       VALUE+
                                                          -------       ------
                                                           (000)
UNITED STATES -- (Continued)
#     1.600%, 11/20/17.............................     $    58,000 $   58,095,990
#     1.625%, 04/02/18.............................          21,147     21,108,830
      5.625%, 05/01/18.............................          17,500     20,294,172
General Electric Co.
      5.250%, 12/06/17.............................          23,418     26,778,015
International Business Machines Corp.
      5.700%, 09/14/17.............................          52,090     60,563,897
#     1.250%, 02/08/18.............................          73,800     72,898,016
Johnson & Johnson
#     5.150%, 07/15/18.............................          10,515     12,187,379
Microsoft Corp.
#     1.000%, 05/01/18.............................          12,000     11,803,452
Pfizer, Inc.
#     1.500%, 06/15/18.............................          12,954     12,903,700
Toyota Motor Credit Corp.
#     1.750%, 05/22/17.............................           9,141      9,280,729
      1.250%, 10/05/17.............................          65,567     65,149,732
#     1.375%, 01/10/18.............................          47,200     46,700,954
#     2.000%, 10/24/18.............................          79,500     79,846,779
Wal-Mart Stores, Inc.
#     5.375%, 04/05/17.............................           9,000     10,264,617
      5.800%, 02/15/18.............................           7,000      8,224,188
#     1.125%, 04/11/18.............................         141,967    139,406,057
                                                                    --------------
TOTAL UNITED STATES................................                  1,371,316,908
                                                                    --------------
TOTAL BONDS........................................                  7,341,854,345
                                                                    --------------

AGENCY OBLIGATIONS -- (5.0%)
Federal Home Loan Mortgage Corporation
      1.250%, 05/12/17.............................          37,300     37,772,777
#     1.000%, 06/29/17.............................          45,000     44,999,460
      1.000%, 09/29/17.............................           4,000      3,985,300
#     0.875%, 03/07/18.............................          62,800     61,711,174
#     4.875%, 06/13/18.............................          16,000     18,501,312
Federal National Mortgage Association
#     0.875%, 02/08/18.............................         105,500    103,799,023
#     0.875%, 05/21/18.............................          49,200     48,063,480
#     1.875%, 09/18/18.............................          89,000     90,417,058
                                                                    --------------
TOTAL AGENCY OBLIGATIONS...........................                    409,249,584
                                                                    --------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                    -     -------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund...............      40,881,590    473,000,000

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                  SHARES/
                                                   FACE
                                                  AMOUNT      VALUE+
                                                  -------     ------
                                                   (000)
@   Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/13
     (Collateralized by $125,755 FNMA, rates
     ranging from 2.500% to 4.500%, maturities
     ranging from 04/01/27 to 10/01/43, valued
     at $113,723) to be repurchased at $111,493..    $111 $      111,493
                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL..............            473,111,493
                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,183,436,268)..........................          $8,224,215,422
                                                          ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------
                                          LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                          ------- --------------  ------- --------------
Bonds
  Australia..............................   --    $  483,802,337    --    $  483,802,337
  Austria................................   --       292,443,067    --       292,443,067
  Belgium................................   --       197,366,788    --       197,366,788
  Canada.................................   --       884,668,473    --       884,668,473
  Denmark................................   --       239,823,571    --       239,823,571
  Finland................................   --       223,383,280    --       223,383,280
  France.................................   --       384,491,362    --       384,491,362
  Germany................................   --       450,292,330    --       450,292,330
  Japan..................................   --       276,056,855    --       276,056,855
  Netherlands............................   --       527,498,421    --       527,498,421
  New Zealand............................   --       102,129,527    --       102,129,527
  Norway.................................   --       408,506,623    --       408,506,623
  Singapore..............................   --        95,818,000    --        95,818,000
  Supranational Organization Obligations.   --       579,991,523    --       579,991,523
  Sweden.................................   --       426,274,771    --       426,274,771
  United Kingdom.........................   --       397,990,509    --       397,990,509
  United States..........................   --     1,371,316,908    --     1,371,316,908
Agency Obligations.......................   --       409,249,584    --       409,249,584
Securities Lending Collateral............   --       473,111,493    --       473,111,493
Forward Currency Contracts**.............   --        (7,851,170)   --        (7,851,170)
                                            --    --------------    --    --------------
TOTAL....................................   --    $8,216,364,252    --    $8,216,364,252
                                            ==    ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (98.2%)
AUSTRIA -- (3.7%)
Austria Government Bond
    3.400%, 11/22/22............................. EUR   5,645 $ 8,618,724
                                                              -----------

BELGIUM -- (3.9%)
Belgium Government Bond
    2.250%, 06/22/23............................. EUR   6,800   9,103,622
                                                              -----------

CANADA -- (7.0%)
Alberta, Province of Canada
    2.550%, 12/15/22............................. CAD     600     552,335
British Columbia, Province of Canada
    3.700%, 12/18/20............................. CAD   2,000   2,051,311
    2.700%, 12/18/22............................. CAD   6,100   5,690,701
Ontario, Province of Canada
    3.150%, 06/02/22............................. CAD   8,500   8,162,902
                                                              -----------
TOTAL CANADA.....................................              16,457,249
                                                              -----------

DENMARK -- (3.8%)
Denmark Government Bond
    4.000%, 11/15/19............................. DKK   8,600   1,840,313
    3.000%, 11/15/21............................. DKK   6,400   1,303,921
    1.500%, 11/15/23............................. DKK  12,800   2,270,854
    7.000%, 11/10/24............................. DKK  12,900   3,579,682
                                                              -----------
TOTAL DENMARK....................................               8,994,770
                                                              -----------

FINLAND -- (3.8%)
Finland Government Bond
    1.500%, 04/15/23............................. EUR   6,900   9,045,258
                                                              -----------

FRANCE -- (17.3%)
Caisse d'Amortissement de la Dette Sociale
    3.375%, 04/25/21............................. EUR   2,600   3,938,685
    2.500%, 10/25/22............................. EUR   1,400   1,959,245
France Government Bond OAT
    4.250%, 10/25/18............................. EUR   1,200   1,888,286
    3.750%, 04/25/21............................. EUR   3,900   6,080,101
    3.000%, 04/25/22............................. EUR   7,860  11,581,156
    6.000%, 10/25/25............................. EUR   3,500   6,459,845
    3.500%, 04/25/26............................. EUR   2,500   3,711,965
Reseau Ferre de France
    5.500%, 12/01/21............................. GBP   2,700   5,113,668
                                                              -----------
TOTAL FRANCE.....................................              40,732,951
                                                              -----------

GERMANY -- (3.2%)
KFW
    4.375%, 07/04/18............................. EUR   2,010   3,165,346
    5.550%, 06/07/21............................. GBP     600   1,167,562

                                                        FACE
                                                       AMOUNT^    VALUE+
                                                       -------    ------
                                                        (000)
GERMANY -- (Continued)
    3.500%, 07/04/21............................. EUR     2,075 $ 3,214,292
                                                                -----------
TOTAL GERMANY....................................                 7,547,200
                                                                -----------

JAPAN -- (12.8%)
Japan Government Ten Year Bond
    1.400%, 03/20/20............................. JPY 1,148,000  12,491,648
    1.200%, 06/20/21............................. JPY 1,197,000  12,891,068
Japan Government Twenty Year Bond
    0.800%, 06/20/23............................. JPY   245,000   2,542,833
    2.100%, 12/20/26............................. JPY   178,000   2,088,657
                                                                -----------
TOTAL JAPAN......................................                30,014,206
                                                                -----------

LUXEMBOURG -- (2.9%)
Luxembourg Government Bond
    3.375%, 05/18/20............................. EUR     4,450   6,790,586
                                                                -----------

NETHERLANDS -- (5.0%)
Bank Nederlandse Gemeenten
    5.375%, 06/07/21............................. GBP       600   1,131,813
    2.250%, 08/30/22............................. EUR     1,600   2,208,035
Netherlands Government Bond
    2.250%, 07/15/22............................. EUR     6,000   8,423,395
                                                                -----------
TOTAL NETHERLANDS................................                11,763,243
                                                                -----------

NEW ZEALAND -- (2.3%)
New Zealand Government Bond
    3.000%, 04/15/20............................. NZD     1,600   1,225,268
    6.000%, 05/15/21............................. NZD     4,500   4,096,319
                                                                -----------
TOTAL NEW ZEALAND................................                 5,321,587
                                                                -----------

NORWAY -- (1.6%)
Norway Government Bond
    3.750%, 05/25/21............................. NOK    20,400   3,692,050
                                                                -----------

SINGAPORE -- (3.9%)
Singapore Government Bond
    3.250%, 09/01/20............................. SGD     1,700   1,505,458
    3.125%, 09/01/22............................. SGD     1,770   1,553,348
    2.750%, 07/01/23............................. SGD     7,300   6,206,105
                                                                -----------
TOTAL SINGAPORE..................................                 9,264,911
                                                                -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.6%)
Council Of Europe Development Bank
    3.000%, 07/13/20............................. EUR     3,950   5,870,331

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Financial Stability Facility
    2.250%, 09/05/22............................. EUR     900 $ 1,247,768
European Investment Bank
    5.375%, 06/07/21............................. GBP     880   1,680,773
    2.250%, 10/14/22............................. EUR   2,300   3,190,589
    2.500%, 10/31/22............................. GBP     380     591,500
    1.900%, 01/26/26............................. JPY 309,000   3,498,984
European Union
    2.750%, 04/04/22............................. EUR   4,100   5,977,010
    3.000%, 09/04/26............................. EUR   1,975   2,862,667
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              24,919,622
                                                              -----------

SWEDEN -- (1.3%)
Sweden Government Bond
    5.000%, 12/01/20............................. SEK  16,500   3,057,136
                                                              -----------

UNITED KINGDOM -- (15.1%)
Network Rail Infrastructure Finance P.L.C.
    4.625%, 07/21/20............................. GBP     900   1,665,002
    4.750%, 01/22/24............................. GBP     200     370,834

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
UNITED KINGDOM -- (Continued)
United Kingdom Gilt
    3.750%, 09/07/21............................. GBP   1,800 $  3,202,120
    4.000%, 03/07/22............................. GBP   6,660   12,039,204
    1.750%, 09/07/22............................. GBP   9,170   13,891,262
    2.250%, 09/07/23............................. GBP   2,800    4,344,461
TOTAL UNITED KINGDOM.............................               35,512,883
                                                              ------------
TOTAL BONDS......................................              230,835,998
                                                              ------------

AGENCY OBLIGATIONS -- (1.8%)
Federal Home Loan Bank
    5.750%, 06/12/26.............................         100      120,050
Federal Home Loan Mortgage Corporation
    3.750%, 03/27/19.............................         300      332,371
    2.375%, 01/13/22.............................       2,250    2,204,827
Tennessee Valley Authority
    5.350%, 06/07/21............................. GBP     400      750,372
    1.875%, 08/15/22.............................       1,000      910,183
                                                              ------------
TOTAL AGENCY OBLIGATIONS.........................                4,317,803
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $237,462,851)............................              $235,153,801
                                                              ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ------------------------------------------
                                          LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                          ------- ------------  ------- ------------
Bonds
  Austria................................   --    $  8,618,724    --    $  8,618,724
  Belgium................................   --       9,103,622    --       9,103,622
  Canada.................................   --      16,457,249    --      16,457,249
  Denmark................................   --       8,994,770    --       8,994,770
  Finland................................   --       9,045,258    --       9,045,258
  France.................................   --      40,732,951    --      40,732,951
  Germany................................   --       7,547,200    --       7,547,200
  Japan..................................   --      30,014,206    --      30,014,206
  Luxembourg.............................   --       6,790,586    --       6,790,586
  Netherlands............................   --      11,763,243    --      11,763,243
  New Zealand............................   --       5,321,587    --       5,321,587
  Norway.................................   --       3,692,050    --       3,692,050
  Singapore..............................   --       9,264,911    --       9,264,911
  Supranational Organization Obligations.   --      24,919,622    --      24,919,622
  Sweden.................................   --       3,057,136    --       3,057,136
  United Kingdom.........................   --      35,512,883    --      35,512,883
Agency Obligations.......................   --       4,317,803    --       4,317,803
Forward Currency Contracts**.............   --      (2,148,869)   --      (2,148,869)
                                            --    ------------    --    ------------
TOTAL....................................   --    $233,004,932    --    $233,004,932
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                    FACE
                                                   AMOUNT     VALUE+
                                                   ------     ------
                                                   (000)
AGENCY OBLIGATIONS -- (62.8%)
Federal Farm Credit Bank
    4.900%, 01/16/14............................. $  5,700 $  5,756,852
    5.300%, 02/18/14.............................    7,000    7,107,919
    5.250%, 06/05/14.............................   14,400   14,836,954
    4.375%, 06/30/14.............................    3,915    4,027,392
    3.000%, 09/22/14.............................    7,000    7,177,058
    8.160%, 09/30/14.............................    3,615    3,878,642
    4.700%, 12/10/14.............................    4,000    4,193,128
    4.550%, 02/03/15.............................    4,500    4,744,049
    4.375%, 02/17/15.............................   14,300   15,065,722
    4.875%, 12/16/15.............................   15,000   16,417,260
    6.030%, 03/21/16.............................    4,700    5,316,471
    5.125%, 08/25/16.............................    8,000    9,003,456
    4.875%, 01/17/17.............................    9,435   10,659,625
    2.875%, 02/10/17.............................   32,000   34,020,736
    5.050%, 03/08/17.............................   10,000   11,348,100
    5.625%, 08/18/17.............................    4,000    4,678,956
    5.100%, 09/03/19.............................    9,000   10,577,412
    5.320%, 09/03/19.............................   21,300   24,969,585
    5.150%, 11/15/19.............................   11,200   13,137,376
    4.670%, 05/07/20.............................    5,600    6,434,876
    5.350%, 08/07/20.............................    6,700    7,989,790
    3.650%, 12/21/20.............................   44,000   47,435,828
    5.250%, 03/02/21.............................    6,100    7,134,444
    5.220%, 02/22/22.............................    5,000    5,877,825
    5.210%, 12/19/22.............................   21,200   24,759,247
    5.250%, 03/06/23.............................    6,000    6,995,670
    5.220%, 05/15/23.............................   48,100   56,141,310
Federal Home Loan Bank
    6.395%, 06/03/14.............................    5,200    5,391,682
    5.250%, 06/18/14.............................   50,300   51,920,817
    6.700%, 06/25/14.............................   12,500   13,037,788
    5.500%, 08/13/14.............................   35,500   37,008,146
    2.875%, 06/12/15.............................   15,000   15,623,220
    2.875%, 09/11/15.............................   10,000   10,457,980
    1.375%, 12/11/15.............................   10,000   10,210,910
    4.875%, 03/11/16.............................   13,600   15,004,676
    5.375%, 05/18/16.............................   44,000   49,435,584
    2.125%, 06/10/16.............................   21,500   22,381,070
    5.375%, 09/09/16.............................    6,000    6,808,002
    5.125%, 10/19/16.............................   14,700   16,624,597
    4.750%, 12/16/16.............................   58,000   65,356,952
    3.625%, 03/10/17.............................   20,000   21,799,940
    4.875%, 05/17/17.............................   87,500   99,823,762
    5.000%, 11/17/17.............................  117,600  135,755,794
    3.125%, 12/08/17.............................   30,000   32,280,600
    1.250%, 06/08/18.............................   17,200   17,078,551
    4.750%, 06/08/18.............................    5,835    6,695,207
    2.000%, 09/14/18.............................   41,800   42,696,735
    1.750%, 12/14/18.............................    5,000    5,031,995
    1.500%, 03/08/19.............................   36,000   35,626,644
    1.875%, 03/08/19.............................   31,000   31,223,200
    5.375%, 05/15/19.............................   49,575   58,763,776

                                                    FACE
                                                   AMOUNT      VALUE+
                                                   ------      ------
                                                   (000)
    1.625%, 06/14/19............................. $ 60,830 $   60,219,875
    5.125%, 08/15/19.............................    5,295      6,213,132
    4.500%, 09/13/19.............................   32,000     36,320,576
    4.125%, 12/13/19.............................   20,000     22,349,500
    1.875%, 03/13/20.............................  123,000    121,378,122
    4.125%, 03/13/20.............................   91,825    102,287,265
    3.000%, 03/18/20.............................   14,000     14,694,624
    3.375%, 06/12/20.............................   29,000     30,875,865
    4.625%, 09/11/20.............................   25,650     29,272,190
    5.250%, 12/11/20.............................    1,550      1,828,236
    1.750%, 03/12/21.............................   14,000     13,209,014
    5.000%, 03/12/21.............................    5,200      6,035,957
    5.625%, 06/11/21.............................   33,180     39,954,958
    2.625%, 12/10/21.............................   37,345     37,110,399
    5.000%, 12/10/21.............................   45,500     52,530,614
    2.250%, 03/11/22.............................   10,000      9,444,360
    2.500%, 03/11/22.............................   11,000     10,750,267
    5.250%, 06/10/22.............................    7,225      8,497,395
    5.750%, 06/10/22.............................   19,500     23,375,800
    2.000%, 09/09/22.............................   16,225     14,976,373
    5.375%, 09/30/22.............................   26,600     31,537,066
    4.750%, 03/10/23.............................   49,200     55,573,762
    5.375%, 08/15/24.............................    9,000     10,586,547
    4.375%, 03/13/26.............................   20,100     21,886,749
Tennessee Valley Authority
    4.375%, 06/15/15.............................   13,500     14,357,007
    5.500%, 07/18/17.............................   13,500     15,655,154
    6.250%, 12/15/17.............................   46,000     54,886,924
    4.500%, 04/01/18.............................   44,700     50,482,258
    3.875%, 02/15/21.............................   92,806    100,270,665
    1.875%, 08/15/22.............................   60,010     54,620,082
    6.750%, 11/01/25.............................   32,200     42,120,627
                                                           --------------
TOTAL AGENCY OBLIGATIONS.........................           2,269,024,674
                                                           --------------

U.S. TREASURY OBLIGATIONS -- (36.3%)
U.S. Treasury Bonds
    11.250%, 02/15/15............................   25,000     28,547,850
    10.625%, 08/15/15............................   11,000     13,028,554
    9.875%, 11/15/15.............................   14,800     17,672,118
    9.250%, 02/15/16.............................   16,500     19,825,773
    7.250%, 05/15/16.............................   34,000     39,865,000
    7.500%, 11/15/16.............................   36,800     44,407,259
    9.000%, 11/15/18.............................   73,200    100,741,500
    8.125%, 08/15/19.............................   30,800     42,075,695
    8.750%, 08/15/20.............................   56,200     81,213,384
    8.125%, 05/15/21.............................   58,100     83,042,156
    7.250%, 08/15/22.............................   48,000     67,038,768
    6.250%, 08/15/23.............................   36,000     47,857,500
    7.500%, 11/15/24.............................   41,300     60,562,568
    6.000%, 02/15/26.............................   37,000     49,186,875
    6.750%, 08/15/26.............................   47,500     67,294,152
U.S. Treasury Notes
    4.250%, 08/15/14.............................   15,500     16,001,936

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT      VALUE+
                                                   ------      ------
                                                   (000)
    4.250%, 11/15/14............................. $    500 $      521,192
    4.125%, 05/15/15.............................   10,000     10,595,700
    2.625%, 02/29/16.............................   22,400     23,563,747
    3.250%, 05/31/16.............................   10,000     10,718,750
    4.875%, 08/15/16.............................   18,200     20,396,795
    3.000%, 09/30/16.............................   37,000     39,584,228
    3.125%, 04/30/17.............................   30,000     32,402,340
    2.375%, 05/31/18.............................   25,800     27,160,537
    2.250%, 07/31/18.............................  163,800    171,439,796
    1.375%, 09/30/18.............................  152,600    153,160,347
    3.625%, 02/15/20.............................   38,500     42,942,553
                                                           --------------
TOTAL U.S. TREASURY OBLIGATIONS..................           1,310,847,073
                                                           --------------

                                                    SHARES       VALUE+
                                                    ------       ------
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional U.S. Government
     Money Market Fund........................... 30,906,741 $   30,906,741
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,512,589,284)..........................             $3,610,778,488
                                                             ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 Agency Obligations.........          -- $2,269,024,674   --    $2,269,024,674
 U.S. Treasury Obligations..          --  1,310,847,073   --     1,310,847,073
 Temporary Cash Investments. $30,906,741             --   --        30,906,741
                             ----------- --------------   --    --------------
 TOTAL...................... $30,906,741 $3,579,871,747   --    $3,610,778,488
                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
AGENCY OBLIGATIONS -- (3.6%)
Federal Farm Credit Bank
    4.875%, 12/16/15............................. $     1,935 $  2,117,827
Federal Home Loan Bank
#   0.500%, 11/20/15.............................       9,000    9,021,150
    4.875%, 05/17/17.............................      16,500   18,823,909
Federal Home Loan Mortgage Corporation
#   5.125%, 10/18/16.............................       5,000    5,656,965
#   5.000%, 04/18/17.............................      14,000   15,956,752
    1.250%, 05/12/17.............................       5,000    5,063,375
    1.000%, 07/28/17.............................       6,000    6,019,812
Federal National Mortgage Association
#   4.875%, 12/15/16.............................      15,000   16,924,680
    1.250%, 01/30/17.............................       5,000    5,079,245
#   5.000%, 02/13/17.............................       5,000    5,678,410
    1.875%, 09/18/18.............................      10,000   10,159,220
                                                              ------------
TOTAL AGENCY OBLIGATIONS.........................              100,501,345
                                                              ------------

BONDS -- (90.2%)
3M Co.
#   1.000%, 06/26/17.............................       7,000    6,955,809
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................       2,642    2,654,370
ACE INA Holdings, Inc.
    5.600%, 05/15/15.............................       3,567    3,832,299
    2.600%, 11/23/15.............................      17,000   17,625,447
Actavis, Inc.
#   1.875%, 10/01/17.............................      16,000   15,956,448
Adobe Systems, Inc.
    3.250%, 02/01/15.............................      10,000   10,306,740
Aetna, Inc.
    6.000%, 06/15/16.............................       5,000    5,640,065
Aflac, Inc.
#   3.450%, 08/15/15.............................       1,875    1,966,365
#   2.650%, 02/15/17.............................      13,760   14,296,626
African Development Bank
    1.125%, 03/15/17.............................       7,000    7,053,277
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................      12,677   14,796,607
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................      12,850   13,196,976
Altria Group, Inc.
    4.125%, 09/11/15.............................       8,520    9,026,616
American Express Credit Corp.
    2.800%, 09/19/16.............................      20,700   21,740,858
American International Group, Inc.
    5.600%, 10/18/16.............................      10,000   11,207,910
    5.850%, 01/16/18.............................       2,790    3,219,367

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
Ameriprise Financial, Inc.
    5.650%, 11/15/15............................. $     2,000 $ 2,192,708
Amgen, Inc
    4.850%, 11/18/14.............................       5,569   5,818,007
Anadarko Petroleum Corp.
#   5.950%, 09/15/16.............................       6,275   7,088,202
Anheuser-Busch Cos. LLC
    5.000%, 01/15/15.............................       2,000   2,105,866
    5.050%, 10/15/16.............................       5,303   5,932,996
Anheuser-Busch InBev Worldwide, Inc.
#   1.375%, 07/15/17.............................      14,000  14,013,734
Aon Corp.
    3.500%, 09/30/15.............................       3,000   3,142,899
Apache Corp.
#   1.750%, 04/15/17.............................       5,000   5,055,755
Apple, Inc.
#   1.000%, 05/03/18.............................       3,000   2,912,358
Applied Materials, Inc.
    2.650%, 06/15/16.............................       4,147   4,316,463
Asian Development Bank
#   1.125%, 03/15/17.............................       5,000   5,047,205
    1.750%, 09/11/18.............................       8,000   8,116,648
Assurant, Inc.
    5.625%, 02/15/14.............................       3,000   3,041,511
    2.500%, 03/15/18.............................      10,000   9,919,070
AT&T, Inc.
    2.500%, 08/15/15.............................      12,000  12,344,844
    2.400%, 08/15/16.............................       6,500   6,723,457
Australia & New Zealand Banking Group, Ltd.
#   1.875%, 10/06/17.............................       5,000   5,050,575
Austria Government International Bond
    1.750%, 06/17/16.............................       3,000   3,094,800
Autodesk, Inc.
#   1.950%, 12/15/17.............................       1,050   1,032,506
AutoZone, Inc.
    6.950%, 06/15/16.............................         751     857,092
Avnet, Inc.
    6.000%, 09/01/15.............................       2,000   2,161,240
Bank Nederlandse Gemeenten
    1.375%, 09/27/17.............................      14,000  14,032,200
    1.375%, 03/19/18.............................      25,000  24,813,700
Bank of America Corp.
    4.500%, 04/01/15.............................      10,000  10,493,380
#   2.000%, 01/11/18.............................       5,800   5,782,003
Bank of New York Mellon Corp. (The)
    4.300%, 05/15/14.............................       2,000   2,042,066
#   2.950%, 06/18/15.............................       6,314   6,561,383
Bank of Nova Scotia
#   2.375%, 12/17/13.............................       7,000   7,017,500
    3.400%, 01/22/15.............................       2,000   2,070,166
    2.900%, 03/29/16.............................      10,000  10,459,400

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
Barclays Bank P.L.C.
    5.200%, 07/10/14............................. $     9,125 $ 9,420,814
    3.900%, 04/07/15.............................         350     365,530
    5.000%, 09/22/16.............................         300     332,008
Barrick Gold Finance Co.
    4.875%, 11/15/14.............................       5,000   5,191,665
Baxter International, Inc.
    1.850%, 06/15/18.............................      19,570  19,615,089
BB&T Corp.
    5.700%, 04/30/14.............................       8,000   8,203,928
Becton Dickinson and Co.
    1.750%, 11/08/16.............................       2,541   2,598,183
Belgium Government International Bond
    2.750%, 03/05/15.............................       2,000   2,059,140
Bemis Co., Inc.
    5.650%, 08/01/14.............................       2,000   2,072,700
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................       1,000   1,007,978
    1.300%, 05/15/18.............................       1,600   1,573,766
Berkshire Hathaway, Inc.
#   2.200%, 08/15/16.............................       5,000   5,189,245
    1.900%, 01/31/17.............................       5,000   5,115,940
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14.............................       4,000   4,085,176
#   1.625%, 02/24/17.............................      10,760  10,883,966
BlackRock, Inc.
    3.500%, 12/10/14.............................       6,500   6,720,577
BNP Paribas SA
    3.250%, 03/11/15.............................       4,000   4,135,300
    2.375%, 09/14/17.............................       3,000   3,066,522
Boeing Capital Corp.
    2.900%, 08/15/18.............................       7,637   8,024,921
Boston Scientific Corp.
    6.400%, 06/15/16.............................       1,000   1,120,368
BP Capital Markets P.L.C.
    5.250%, 11/07/13.............................       3,000   3,000,870
    3.125%, 10/01/15.............................       5,700   5,962,593
#   2.248%, 11/01/16.............................       9,101   9,404,946
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................      15,000  15,213,630
British Columbia, Province of Canada
    2.850%, 06/15/15.............................       4,000   4,161,040
    2.100%, 05/18/16.............................       5,000   5,189,155
    1.200%, 04/25/17.............................      10,000  10,093,750
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................      12,215  12,442,504
Brown-Forman Corp.
    1.000%, 01/15/18.............................       6,920   6,747,346
Caisse d'Amortissement de la Dette Sociale
#   2.375%, 03/31/16.............................       5,000   5,201,175
    2.125%, 04/12/17.............................      14,800  15,254,863

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
Canada Government International Bond
    0.875%, 02/14/17............................. $    10,000 $10,037,590
Canadian Natural Resources, Ltd.
    1.450%, 11/14/14.............................       1,335   1,345,960
    5.700%, 05/15/17.............................       8,215   9,327,163
Capital One Financial Corp.
    6.250%, 11/15/13.............................       1,200   1,201,962
    7.375%, 05/23/14.............................      11,000  11,404,635
#   2.150%, 03/23/15.............................       2,000   2,033,530
Cardinal Health, Inc.
#   1.700%, 03/15/18.............................       8,650   8,478,955
Caterpillar Financial Services Corp.
    4.750%, 02/17/15.............................       3,500   3,690,155
    2.650%, 04/01/16.............................       8,000   8,342,344
    2.450%, 09/06/18.............................       7,624   7,824,778
Chevron Corp.
    1.104%, 12/05/17.............................       5,350   5,294,178
Cigna Corp.
    2.750%, 11/15/16.............................      10,325  10,765,268
Citigroup, Inc.
    4.450%, 01/10/17.............................       7,000   7,609,847
    6.000%, 08/15/17.............................       7,000   8,047,417
    2.500%, 09/26/18.............................       7,000   7,058,660
Coca-Cola Co. (The)
    1.500%, 11/15/15.............................       5,325   5,427,176
Comcast Corp.
    5.300%, 01/15/14.............................       1,000   1,009,733
#   6.500%, 01/15/17.............................       6,383   7,409,942
    6.300%, 11/15/17.............................       4,000   4,718,908
    5.700%, 05/15/18.............................       7,000   8,172,773
Comerica, Inc.
    3.000%, 09/16/15.............................       2,000   2,083,234
Commonwealth Bank of Australia
#   2.700%, 11/25/14.............................       2,000   2,050,920
Computer Sciences Corp.
#   6.500%, 03/15/18.............................       9,352  10,826,333
ConAgra Foods, Inc.
    1.900%, 01/25/18.............................      17,980  17,851,389
ConocoPhillips Co.
#   1.050%, 12/15/17.............................      18,648  18,265,138
Constellation Energy Group, Inc.
    4.550%, 06/15/15.............................       8,000   8,433,240
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    4.200%, 05/13/14.............................       6,000   6,119,430
    2.125%, 10/13/15.............................      16,465  16,904,072
Costco Wholesale Corp.
    1.125%, 12/15/17.............................      17,000  16,815,465
Council Of Europe Development Bank
    1.500%, 06/19/17.............................      13,000  13,189,345

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
CR Bard, Inc.
    1.375%, 01/15/18............................. $     3,875 $ 3,787,561
Credit Suisse USA, Inc.
    5.125%, 01/15/14.............................         500     504,979
    4.875%, 01/15/15.............................       4,000   4,205,788
CVS Caremark Corp.
    4.875%, 09/15/14.............................       6,500   6,743,022
    5.750%, 06/01/17.............................         488     559,364
Daimler Finance North America LLC
    6.500%, 11/15/13.............................      12,300  12,320,873
Deutsche Bank AG
    3.875%, 08/18/14.............................       3,200   3,284,675
    6.000%, 09/01/17.............................      12,050  13,902,471
Deutsche Telekom International Finance BV
    4.875%, 07/08/14.............................       1,000   1,028,982
Development Bank of Japan, Inc.
    2.875%, 04/20/15.............................       2,000   2,071,508
    5.125%, 02/01/17.............................         400     451,928
Devon Energy Corp.
    5.625%, 01/15/14.............................       1,100   1,111,334
Diageo Capital P.L.C.
#   1.500%, 05/11/17.............................      11,500  11,556,074
Diageo Finance BV
    3.250%, 01/15/15.............................       5,000   5,166,740
Diamond Offshore Drilling, Inc.
    4.875%, 07/01/15.............................       1,545   1,652,379
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    4.750%, 10/01/14.............................       3,000   3,110,103
    3.550%, 03/15/15.............................       9,000   9,312,255
Dollar General Corp.
#   1.875%, 04/15/18.............................      12,878  12,569,211
Dominion Resources, Inc.
    1.950%, 08/15/16.............................      15,000  15,319,215
Dover Corp.
    4.875%, 10/15/15.............................       6,000   6,471,120
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................       7,650   7,921,973
Dr. Pepper Snapple Group, Inc.
    2.900%, 01/15/16.............................      12,029  12,492,044
DTE Energy Co.
    7.625%, 05/15/14.............................       1,000   1,036,763
Duke Energy Corp.
    3.950%, 09/15/14.............................       1,070   1,100,876
    3.350%, 04/01/15.............................       2,225   2,304,223
    1.625%, 08/15/17.............................      11,100  11,111,044
Eastman Chemical Co.
    3.000%, 12/15/15.............................       4,000   4,160,088
    2.400%, 06/01/17.............................       8,500   8,637,929
eBay, Inc.
    1.625%, 10/15/15.............................       2,300   2,348,781
#   1.350%, 07/15/17.............................       1,715   1,712,066

                                                        FACE
                                                       AMOUNT^   VALUE+
                                                       -------   ------
                                                        (000)
Ecolab, Inc.
    1.000%, 08/09/15.............................   $   10,000 $10,026,640
EI du Pont de Nemours & Co.
    3.250%, 01/15/15.............................        6,000   6,200,088
    6.000%, 07/15/18.............................        9,895  11,709,694
EMC Corp.
    1.875%, 06/01/18.............................       10,000  10,033,810
Emerson Electric Co.
    5.625%, 11/15/13.............................          905     906,332
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................        1,000   1,125,359
Encana Corp.
    5.900%, 12/01/17.............................        5,000   5,723,555
EnCana Holdings Finance Corp.
    5.800%, 05/01/14.............................        1,500   1,538,012
Enterprise Products Operating LLC
    5.000%, 03/01/15.............................        1,000   1,054,204
    1.250%, 08/13/15.............................        3,000   3,016,446
    3.200%, 02/01/16.............................        5,000   5,244,155
EOG Resources, Inc.
    2.950%, 06/01/15.............................        5,000   5,187,010
#   2.500%, 02/01/16.............................        2,549   2,643,856
EUROFIMA
    4.250%, 02/04/14.............................        3,000   3,029,220
    5.250%, 04/07/16.............................        5,000   5,546,320
European Bank for Reconstruction & Development
    2.750%, 04/20/15.............................        2,000   2,068,776
European Investment Bank
    4.875%, 01/17/17.............................        5,000   5,631,550
#   1.625%, 06/15/17.............................        4,000   4,083,616
    1.125%, 09/15/17.............................        3,000   3,001,956
Exelon Corp.
    4.900%, 06/15/15.............................       13,500  14,304,060
Export Development Canada
    2.250%, 05/28/15.............................        1,000   1,030,370
    1.250%, 10/26/16.............................       11,000  11,192,731
Fifth Third Bancorp
    3.625%, 01/25/16.............................       14,685  15,500,311
Finland Government International Bond
    2.250%, 03/17/16.............................        7,000   7,284,900
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................       10,000  11,078,560
France Government Bond OAT
    1.000%, 05/25/18............................. EUR   30,000  40,931,212
Freeport-McMoRan Copper & Gold, Inc.
#   2.150%, 03/01/17.............................        4,180   4,196,315
General Dynamics Corp.
#   1.000%, 11/15/17.............................        7,700   7,535,982

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
General Electric Capital Corp.
    3.750%, 11/14/14............................. $     3,000 $ 3,103,416
    2.250%, 11/09/15.............................       2,000   2,057,044
#   2.950%, 05/09/16.............................       4,000   4,194,080
Georgia Power Co.
    0.750%, 08/10/15.............................      14,375  14,400,861
    5.250%, 12/15/15.............................       3,040   3,322,796
GlaxoSmithKline Capital P.L.C.
#   1.500%, 05/08/17.............................      16,000  16,149,248
Goldman Sachs Group, Inc. (The)
    6.000%, 05/01/14.............................       1,200   1,232,304
    5.125%, 01/15/15.............................       5,900   6,198,516
#   3.625%, 02/07/16.............................      10,000  10,554,230
Google, Inc.
#   2.125%, 05/19/16.............................      14,700  15,249,280
Halliburton Co.
    1.000%, 08/01/16.............................       9,095   9,102,603
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15.............................       2,000   2,086,874
Hershey Co. (The)
    4.850%, 08/15/15.............................         500     535,695
    1.500%, 11/01/16.............................       5,000   5,070,635
Hess Corp.
    7.000%, 02/15/14.............................       3,100   3,152,526
Hewlett-Packard Co.
    6.125%, 03/01/14.............................       4,100   4,169,958
    2.200%, 12/01/15.............................       3,000   3,053,334
#   2.600%, 09/15/17.............................       1,000   1,016,666
    5.500%, 03/01/18.............................       5,000   5,574,345
Hillshire Brands Co.
    2.750%, 09/15/15.............................       1,000   1,030,547
Home Depot, Inc. (The)
    5.400%, 03/01/16.............................         900     995,959
HSBC Finance Corp.
    5.500%, 01/19/16.............................       2,000   2,183,894
HSBC USA, Inc.
    1.625%, 01/16/18.............................      15,800  15,677,471
Husky Energy, Inc.
    5.900%, 06/15/14.............................       4,600   4,745,802
ICI Wilmington, Inc.
    5.625%, 12/01/13.............................       1,000   1,003,731
Intel Corp.
    1.950%, 10/01/16.............................      12,000  12,378,396
International Bank for Reconstruction &
 Development
    2.375%, 05/26/15.............................       2,000   2,065,508
    1.000%, 09/15/16.............................       2,000   2,021,746
#   0.875%, 04/17/17.............................      12,000  12,038,712
International Finance Corp.
    0.875%, 06/15/18.............................       3,000   2,934,060
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................       5,000   5,189,890

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
Jefferies Group LLC
    5.125%, 04/13/18............................. $     1,875 $ 2,018,839
John Deere Capital Corp.
#   2.000%, 01/13/17.............................       6,600   6,781,916
Johnson & Johnson
#   2.150%, 05/15/16.............................       2,000   2,074,124
Johnson Controls, Inc.
    5.500%, 01/15/16.............................       6,291   6,882,379
    2.600%, 12/01/16.............................       5,600   5,808,410
JPMorgan Chase & Co.
    4.650%, 06/01/14.............................       6,000   6,149,184
    3.400%, 06/24/15.............................       2,500   2,604,298
    3.150%, 07/05/16.............................      12,000  12,602,844
Kellogg Co.
    1.875%, 11/17/16.............................       5,185   5,306,288
KeyCorp
    3.750%, 08/13/15.............................       7,825   8,216,540
KFW
    2.000%, 06/01/16.............................       1,000   1,036,630
    4.875%, 01/17/17.............................       5,000   5,640,050
    1.250%, 02/15/17.............................      14,000  14,190,386
#   0.875%, 09/05/17.............................       5,000   4,964,625
Kinder Morgan Energy Partners L.P.
#   5.000%, 12/15/13.............................       2,000   2,010,162
    3.500%, 03/01/16.............................      11,000  11,580,459
Kohl's Corp.
#   6.250%, 12/15/17.............................       5,000   5,802,870
Kommunalbanken A.S.
    2.375%, 01/19/16.............................       1,500   1,558,899
    1.000%, 09/26/17.............................       4,000   3,963,000
    1.000%, 03/15/18.............................      10,000   9,797,400
Kommunekredit
    1.125%, 03/15/18.............................      10,000   9,840,660
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................      15,000  14,898,780
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................      17,824  17,935,650
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................       7,800   8,109,785
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................      12,600  12,494,840
Lloyds TSB Bank P.L.C.
#   4.200%, 03/28/17.............................      10,900  11,796,590
Lorillard Tobacco Co.
#   2.300%, 08/21/17.............................       4,150   4,191,039
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................      10,000  10,833,600
Manitoba, Province of Canada
#   2.625%, 07/15/15.............................       8,000   8,295,840

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15............................. $       852 $   925,977
    2.300%, 04/01/17.............................       9,080   9,181,696
McDonald's Corp.
    5.350%, 03/01/18.............................       3,992   4,597,067
McKesson Corp.
    1.400%, 03/15/18.............................      10,339  10,069,431
Medtronic, Inc.
    3.000%, 03/15/15.............................       6,500   6,720,389
Merck Sharp & Dohme Corp.
    4.750%, 03/01/15.............................       3,000   3,172,023
MetLife, Inc.
#   5.500%, 06/15/14.............................       2,081   2,145,195
    5.000%, 06/15/15.............................       5,000   5,336,525
    6.750%, 06/01/16.............................       3,000   3,437,859
Microsoft Corp.
#   2.500%, 02/08/16.............................      11,000  11,488,598
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................         985     998,400
Mondelez International, Inc.
    6.500%, 08/11/17.............................       5,000   5,832,550
Morgan Stanley
    4.750%, 03/22/17.............................      20,567  22,535,447
Motorola Solutions, Inc.
    6.000%, 11/15/17.............................       1,000   1,147,880
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................      20,000  20,840,000
    1.125%, 04/17/18.............................      25,000  24,538,000
Murphy Oil Corp.
#   2.500%, 12/01/17.............................       4,000   4,028,172
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................       5,400   5,585,436
National City Corp.
    4.900%, 01/15/15.............................      11,273  11,847,968
Nederlandse Waterschapsbank NV
    3.000%, 03/17/15.............................       3,000   3,107,172
    2.125%, 06/16/16.............................       6,000   6,213,288
Nestle Holdings, Inc.
    2.125%, 03/12/14.............................       6,500   6,541,600
NetApp, Inc.
#   2.000%, 12/15/17.............................      10,000   9,942,150
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................       4,600   4,675,826
Newell Rubbermaid, Inc.
    6.250%, 04/15/18.............................      13,000  14,951,222
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................       1,350   1,350,720
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................       1,425   1,421,536
Nisource Finance Corp.
    6.400%, 03/15/18.............................       3,000   3,498,351

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
Noble Holding International, Ltd.
    2.500%, 03/15/17............................. $    10,875 $11,033,905
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,000   3,146,013
Nordic Investment Bank
#   0.750%, 01/17/18.............................      11,000  10,799,085
Novartis Capital Corp.
    2.900%, 04/24/15.............................       2,200   2,282,245
Nucor Corp.
    5.750%, 12/01/17.............................       2,400   2,738,381
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................       4,355   4,360,291
    2.500%, 02/01/16.............................       5,361   5,554,430
Oesterreichische Kontrollbank AG
    1.750%, 10/05/15.............................       1,900   1,946,056
    2.000%, 06/03/16.............................       3,800   3,932,734
Ohio Power Co.
    6.000%, 06/01/16.............................       2,000   2,234,910
Omnicom Group, Inc.
    5.900%, 04/15/16.............................       1,475   1,642,674
ONEOK Partners L.P.
    6.150%, 10/01/16.............................      11,682  13,160,486
Ontario, Province of Canada
#   4.950%, 11/28/16.............................      10,000  11,213,140
#   1.200%, 02/14/18.............................      10,000   9,906,080
Oracle Corp.
#   5.250%, 01/15/16.............................       4,000   4,396,632
    1.200%, 10/15/17.............................       5,100   5,032,420
Orange SA
    4.375%, 07/08/14.............................       3,350   3,429,368
    2.125%, 09/16/15.............................       6,505   6,621,934
PACCAR Financial Corp.
    0.750%, 08/14/15.............................      10,000  10,042,850
PepsiCo, Inc.
    3.100%, 01/15/15.............................         868     894,341
#   5.000%, 06/01/18.............................       9,367  10,655,852
Petro-Canada
    6.050%, 05/15/18.............................       6,000   7,024,866
Philip Morris International, Inc.
    6.875%, 03/17/14.............................       3,800   3,890,220
    1.625%, 03/20/17.............................       5,000   5,045,600
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................       3,142   3,715,368
PNC Funding Corp.
    5.400%, 06/10/14.............................         500     514,738
Potash Corp. of Saskatchewan, Inc.
#   3.750%, 09/30/15.............................       3,000   3,158,172
    3.250%, 12/01/17.............................       1,725   1,829,226
PPG Industries, Inc.
    1.900%, 01/15/16.............................       3,845   3,909,900
PPL Energy Supply LLC
    5.400%, 08/15/14.............................         900     932,851

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^   VALUE+
                                                       -------   ------
                                                        (000)
Procter & Gamble Co. (The)
    1.800%, 11/15/15.............................   $    5,000 $ 5,131,265
Progress Energy, Inc.
    5.625%, 01/15/16.............................        2,000   2,198,458
Prudential Financial, Inc.
    5.100%, 09/20/14.............................        2,365   2,458,195
    3.000%, 05/12/16.............................        9,000   9,423,999
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................        1,000   1,081,483
    3.200%, 04/01/16.............................        2,000   2,082,486
Questar Corp.
    2.750%, 02/01/16.............................        9,390   9,727,627
Qwest Corp.
    7.500%, 10/01/14.............................        5,458   5,767,447
    6.500%, 06/01/17.............................        1,000   1,121,752
Raytheon Co.
    6.750%, 03/15/18.............................        4,097   4,934,750
Republic Services, Inc.
    3.800%, 05/15/18.............................        5,428   5,796,067
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.............................        8,347   8,615,206
#   2.250%, 09/20/16.............................        8,000   8,220,848
Roper Industries, Inc.
    2.050%, 10/01/18.............................        1,885   1,860,863
Royal Bank of Canada
    2.300%, 07/20/16.............................        5,500   5,696,696
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        2,000   2,048,360
Ryder System, Inc.
    2.500%, 03/01/18.............................        3,495   3,523,400
Safeway, Inc.
    5.625%, 08/15/14.............................        1,000   1,028,220
Sempra Energy
#   6.500%, 06/01/16.............................        9,699  10,992,100
Shell International Finance BV
    1.125%, 08/21/17.............................        5,000   4,979,185
Singapore Government Bond
    0.500%, 04/01/18............................. SGD   10,000   7,984,833
Societe Financement de l'Economie Francaise
    3.375%, 05/05/14.............................        2,000   2,031,292
    2.875%, 09/22/14.............................        3,000   3,068,238
Societe Generale SA
#   2.750%, 10/12/17.............................        8,000   8,276,376
Southern Power Co.
    4.875%, 07/15/15.............................        2,000   2,133,462
Southwest Airlines Co.
    5.250%, 10/01/14.............................        3,000   3,113,310
Spectra Energy Capital LLC
    5.668%, 08/15/14.............................        1,500   1,556,801
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................        5,135   6,076,405
State Street Corp.
    4.300%, 05/30/14.............................        5,500   5,624,108
    2.875%, 03/07/16.............................        6,000   6,292,326

                                                        FACE
                                                       AMOUNT^   VALUE+
                                                       -------   ------
                                                        (000)
Statoil ASA
#   1.200%, 01/17/18.............................   $    2,354 $ 2,322,737
    1.150%, 05/15/18.............................        3,300   3,244,270
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................       10,000  10,606,550
Svensk Exportkredit AB
#   2.125%, 07/13/16.............................       10,000  10,372,270
    1.750%, 05/30/17.............................        5,000   5,116,675
Symantec Corp.
#   2.750%, 06/15/17.............................        5,000   5,115,505
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................        8,569   8,890,115
Texas Instruments, Inc.
    2.375%, 05/16/16.............................        9,247   9,623,223
Thermo Fisher Scientific, Inc.
#   3.200%, 05/01/15.............................        1,300   1,340,847
#   1.850%, 01/15/18.............................        5,590   5,512,495
Time Warner Cable, Inc.
#   3.500%, 02/01/15.............................        8,000   8,228,608
Time Warner, Inc.
    5.875%, 11/15/16.............................       12,484  14,154,771
TJX Cos., Inc.
    4.200%, 08/15/15.............................        1,575   1,674,316
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................        3,000   3,119,931
Total Capital SA
#   3.125%, 10/02/15.............................        5,000   5,239,455
Toyota Motor Credit Corp.
    2.800%, 01/11/16.............................       10,500  10,972,468
    2.000%, 09/15/16.............................        5,000   5,147,975
Transatlantic Holdings, Inc.
    5.750%, 12/14/15.............................        1,000   1,093,396
TransCanada PipeLines, Ltd.
    0.875%, 03/02/15.............................        3,900   3,912,215
    3.400%, 06/01/15.............................        6,000   6,263,718
Travelers Cos., Inc. (The)
    5.500%, 12/01/15.............................        8,500   9,327,271
UBS AG
    3.875%, 01/15/15.............................        4,939   5,127,744
    5.875%, 12/20/17.............................        5,200   6,027,986
Unilever Capital Corp.
#   2.750%, 02/10/16.............................        9,080   9,497,535
Union Bank NA
    3.000%, 06/06/16.............................       12,000  12,646,200
United Kingdom Gilt
    1.000%, 09/07/17............................. GBP   42,000  66,923,221
United Technologies Corp.
    4.875%, 05/01/15.............................          900     958,096
UnitedHealth Group, Inc.
    4.750%, 02/10/14.............................        3,390   3,429,500
    5.000%, 08/15/14.............................        3,400   3,523,570
    6.000%, 06/15/17.............................        2,800   3,236,150
Unum Group
    7.125%, 09/30/16.............................        9,400  10,746,371

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
US Bancorp
    4.200%, 05/15/14............................. $     7,035 $ 7,182,679
    3.150%, 03/04/15.............................       3,000   3,106,623
Valero Energy Corp.
    4.500%, 02/01/15.............................       2,000   2,090,078
    6.125%, 06/15/17.............................       1,600   1,830,739
Verizon Communications, Inc.
    5.550%, 02/15/16.............................       3,000   3,296,658
#   2.000%, 11/01/16.............................      17,405  17,761,594
Viacom, Inc.
    1.250%, 02/27/15.............................       2,300   2,313,552
    6.250%, 04/30/16.............................       5,000   5,573,680
    2.500%, 12/15/16.............................       8,000   8,225,248
Vodafone Group P.L.C.
    2.875%, 03/16/16.............................      11,995  12,484,972
#   5.625%, 02/27/17.............................       5,000   5,638,165
Wal-Mart Stores, Inc.
    2.875%, 04/01/15.............................       5,900   6,108,925
    2.800%, 04/15/16.............................       8,000   8,412,656
Walgreen Co.
    1.800%, 09/15/17.............................       9,000   9,051,066
Walt Disney Co. (The)
#   1.125%, 02/15/17.............................      12,000  12,010,536
Waste Management, Inc.
    5.000%, 03/15/14.............................         258     262,137
#   2.600%, 09/01/16.............................       6,494   6,723,673
WellPoint, Inc.
    5.875%, 06/15/17.............................       1,636   1,868,191
Wells Fargo & Co.
    1.500%, 07/01/15.............................       7,000   7,096,971
    2.625%, 12/15/16.............................      10,645  11,150,478
Westpac Banking Corp.
    3.000%, 12/09/15.............................       6,500   6,805,110
    2.000%, 08/14/17.............................       7,000   7,123,389
Westpac Securities NZ, Ltd.
    3.450%, 07/28/14.............................       1,000   1,023,320
Whirlpool Corp.
    7.750%, 07/15/16.............................       5,000   5,790,485

                                                           FACE
                                                          AMOUNT^       VALUE+
                                                          -------       ------
                                                           (000)
Williams Partners L.P.
#     3.800%, 02/15/15............................. $         3,306 $    3,425,899
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................          10,390     10,390,862
Xerox Corp.
      4.250%, 02/15/15.............................           9,009      9,384,738
Yum! Brands, Inc.
      6.250%, 04/15/16.............................           9,040     10,108,736
      6.250%, 03/15/18.............................           3,750      4,405,883
                                                                    --------------
TOTAL BONDS........................................                  2,494,629,396
                                                                    --------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                          -------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (6.2%)
(S)@  DFA Short Term Investment Fund...............      14,779,602    171,000,000
@     Repurchase Agreement, Deutsche Bank
       Securities, Inc. 0.12%, 11/01/13
       (Collateralized by $552,875 FNMA, rates
       ranging from 2.500% to 4.500%, maturities
       ranging from 04/01/27 to 10/01/43, valued
       at $499,975) to be repurchased at $490,174..     $       490        490,172
                                                                    --------------
TOTAL SECURITIES LENDING COLLATERAL................                    171,490,172
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,743,055,608)............................                  $2,766,620,913
                                                                    ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $  100,501,345   --    $  100,501,345
  Bonds.........................   --     2,494,629,396   --     2,494,629,396
  Securities Lending Collateral.   --       171,490,172   --       171,490,172
  Forward Currency Contracts**..   --         1,249,665   --         1,249,665
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,767,870,578   --    $2,767,870,578
                                   ==    ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
AGENCY OBLIGATIONS -- (5.8%)
Federal Farm Credit Bank
    4.800%, 02/13/23............................. $       900 $ 1,011,943
    2.630%, 08/03/26.............................       9,000   8,056,314
    5.770%, 01/05/27.............................       3,000   3,628,056
Federal Home Loan Bank
    3.625%, 06/11/21.............................       5,000   5,367,815
#   5.250%, 12/09/22.............................       2,000   2,342,048
    5.375%, 08/15/24.............................       4,000   4,705,132
    5.750%, 06/12/26.............................       3,580   4,297,783
Federal Home Loan Mortgage Corporation
    0.875%, 03/07/18.............................       8,000   7,861,296
#   2.375%, 01/13/22.............................      22,000  21,558,306
Federal National Mortgage Association
#   1.875%, 09/18/18.............................      15,000  15,238,830
Tennessee Valley Authority
#   6.750%, 11/01/25.............................      10,200  13,342,559
                                                              -----------
TOTAL AGENCY OBLIGATIONS.........................              87,410,082
                                                              -----------

BONDS -- (83.9%)
ACE INA Holdings, Inc.
    5.800%, 03/15/18.............................         915   1,063,754
#   2.700%, 03/13/23.............................       3,000   2,849,361
Actavis, Inc.
    3.250%, 10/01/22.............................       5,100   4,852,946
Aetna, Inc.
    3.950%, 09/01/20.............................         800     844,081
    2.750%, 11/15/22.............................       9,000   8,408,961
Aflac, Inc.
#   8.500%, 05/15/19.............................       4,005   5,210,100
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................         215     234,373
Allstate Corp. (The)
    3.150%, 06/15/23.............................       2,000   1,959,448
Altria Group, Inc.
    4.750%, 05/05/21.............................       5,731   6,173,032
American Express Co.
    8.125%, 05/20/19.............................       1,900   2,475,318
American International Group, Inc.
#   4.875%, 06/01/22.............................       3,000   3,282,501
Ameriprise Financial, Inc.
    7.300%, 06/28/19.............................         635     795,807
Amgen, Inc.
    4.500%, 03/15/20.............................         720     780,414
Anheuser-Busch InBev Worldwide, Inc.
#   4.375%, 02/15/21.............................       5,700   6,217,058
    2.500%, 07/15/22.............................       3,000   2,824,431
Aon Corp.
    5.000%, 09/30/20.............................       2,500   2,776,865

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
Apache Corp.
    6.900%, 09/15/18............................. $       175 $  214,915
    2.625%, 01/15/23.............................       3,000  2,795,343
Apple, Inc.
#   2.400%, 05/03/23.............................       5,000  4,567,040
Arrow Electronics, Inc.
    6.875%, 06/01/18.............................       3,000  3,445,098
Asian Development Bank
    2.250%, 08/18/17.............................       1,000  1,044,980
Associates Corp. of North America
    6.950%, 11/01/18.............................         190    226,988
Assurant, Inc.
#   4.000%, 03/15/23.............................       5,000  4,904,550
AT&T, Inc.
    5.800%, 02/15/19.............................       3,690  4,282,972
    3.875%, 08/15/21.............................       1,800  1,821,195
    3.000%, 02/15/22.............................       6,100  5,723,331
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18.............................       2,700  2,643,197
    5.100%, 01/13/20.............................       1,500  1,695,824
Autodesk, Inc.
    3.600%, 12/15/22.............................       2,000  1,895,494
AutoZone, Inc.
#   2.875%, 01/15/23.............................       5,000  4,611,140
Avon Products, Inc.
#   4.200%, 07/15/18.............................       2,000  2,100,038
Baker Hughes, Inc.
    7.500%, 11/15/18.............................       1,260  1,581,830
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.............................       5,029  4,790,917
Bank Nederlandse Gemeenten
    4.375%, 02/16/21.............................       3,200  3,570,624
Bank of America Corp.
    3.300%, 01/11/23.............................       7,000  6,715,436
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................       2,300  2,661,429
Bank of Nova Scotia
    4.375%, 01/13/21.............................       5,000  5,438,470
Barclays Bank P.L.C.
    5.125%, 01/08/20.............................       6,000  6,757,242
Baxter International, Inc.
    2.400%, 08/15/22.............................       7,140  6,643,834
    3.200%, 06/15/23.............................       2,500  2,459,488
BB&T Corp.
    6.850%, 04/30/19.............................       3,385  4,143,741
Beam, Inc.
    3.250%, 06/15/23.............................       5,850  5,689,956
Becton Dickinson and Co.
#   5.000%, 05/15/19.............................         825    940,573

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
Berkshire Hathaway Finance Corp.
#   5.400%, 05/15/18............................. $     1,000 $ 1,157,388
#   3.000%, 05/15/22.............................       5,000   4,907,975
Berkshire Hathaway, Inc.
#   3.750%, 08/15/21.............................       4,000   4,206,956
#   3.400%, 01/31/22.............................       5,000   5,083,075
    3.000%, 02/11/23.............................       5,000   4,881,415
BHP Billiton Finance USA, Ltd.
#   6.500%, 04/01/19.............................       2,160   2,604,264
#   3.250%, 11/21/21.............................       1,500   1,510,704
BlackRock, Inc.
    5.000%, 12/10/19.............................       3,230   3,700,175
    4.250%, 05/24/21.............................       1,500   1,622,825
BNP Paribas SA
#   3.250%, 03/03/23.............................       3,000   2,903,730
Boeing Capital Corp.
    4.700%, 10/27/19.............................         700     797,623
Boeing Co. (The)
    8.750%, 08/15/21.............................       1,829   2,515,491
Boston Scientific Corp.
#   6.000%, 01/15/20.............................       2,900   3,379,637
BP Capital Markets P.L.C.
    4.750%, 03/10/19.............................         530     594,471
    4.500%, 10/01/20.............................       3,200   3,508,019
#   2.500%, 11/06/22.............................       3,500   3,234,592
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.............................       3,070   2,797,918
British Columbia, Province of Canada
    6.500%, 01/15/26.............................      12,374  16,005,460
Broadcom Corp.
#   2.500%, 08/15/22.............................      10,900  10,043,979
Brown-Forman Corp.
    2.250%, 01/15/23.............................         750     685,231
Buckeye Partners L.P.
    4.150%, 07/01/23.............................       3,000   2,955,528
Burlington Northern Santa Fe LLC
    7.000%, 12/15/25.............................       1,340   1,703,718
CA, Inc.
    5.375%, 12/01/19.............................         900   1,008,414
Cameron International Corp.
    6.375%, 07/15/18.............................         485     571,799
Campbell Soup Co.
    3.050%, 07/15/17.............................       1,700   1,792,604
#   4.250%, 04/15/21.............................       1,600   1,678,152
Canadian National Railway Co.
    5.550%, 03/01/19.............................       1,490   1,743,637
    2.850%, 12/15/21.............................       2,915   2,873,590
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17.............................       1,000   1,135,382
#   3.450%, 11/15/21.............................       5,250   5,276,071
Capital One Financial Corp.
    4.750%, 07/15/21.............................       6,400   6,886,598

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
Cardinal Health, Inc.
#   4.625%, 12/15/20............................. $     1,000 $ 1,081,448
    3.200%, 06/15/22.............................       6,000   5,768,004
Caterpillar, Inc.
#   2.600%, 06/26/22.............................       5,500   5,220,924
CBS Corp.
    5.750%, 04/15/20.............................       2,800   3,172,893
    3.375%, 03/01/22.............................       5,000   4,884,775
Cenovus Energy, Inc.
    3.000%, 08/15/22.............................       3,000   2,854,839
CF Industries, Inc.
    3.450%, 06/01/23.............................       4,260   4,059,150
Charles Schwab Corp. (The)
    4.450%, 07/22/20.............................       2,750   3,024,318
Chevron Corp.
    1.718%, 06/24/18.............................      12,500  12,516,587
    2.355%, 12/05/22.............................       8,000   7,447,384
Chubb Corp. (The)
    5.750%, 05/15/18.............................       3,990   4,663,324
Church & Dwight Co., Inc.
    2.875%, 10/01/22.............................       1,600   1,514,747
Cigna Corp.
    5.375%, 03/15/17.............................         710     796,669
Cisco Systems, Inc.
#   4.450%, 01/15/20.............................       3,725   4,128,328
Citigroup, Inc.
    8.500%, 05/22/19.............................         600     776,092
    5.375%, 08/09/20.............................       1,875   2,130,998
    4.500%, 01/14/22.............................       2,300   2,454,240
CNA Financial Corp.
    5.750%, 08/15/21.............................       8,082   9,234,226
Coca-Cola Co. (The)
    3.300%, 09/01/21.............................       2,650   2,714,528
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20.............................       2,713   2,788,207
Colgate-Palmolive Co.
    1.950%, 02/01/23.............................       3,000   2,715,849
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.............................       4,620   6,557,683
Commonwealth Bank of Australia
    5.000%, 03/19/20.............................       1,225   1,380,579
Computer Sciences Corp.
    4.450%, 09/15/22.............................       5,000   4,910,440
ConAgra Foods, Inc.
#   3.200%, 01/25/23.............................       4,000   3,814,980
ConocoPhillips
    6.000%, 01/15/20.............................       3,930   4,690,074
Consolidated Edison Co. of New York, Inc.
    6.650%, 04/01/19.............................         225     275,663
CR Bard, Inc.
    4.400%, 01/15/21.............................         800     853,339
Credit Suisse New York AG
#   4.375%, 08/05/20.............................       5,500   5,980,249

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
CSX Corp.
    4.250%, 06/01/21............................. $     8,000 $ 8,506,072
CVS Caremark Corp.
    6.250%, 06/01/27.............................       4,795   5,765,834
Darden Restaurants, Inc.
#   3.350%, 11/01/22.............................       6,550   5,732,219
Deutsche Bank AG
    6.000%, 09/01/17.............................       4,165   4,805,294
Deutsche Telekom International Finance BV
    6.750%, 08/20/18.............................       4,085   4,915,914
Devon Energy Corp.
#   3.250%, 05/15/22.............................       4,800   4,660,771
Diageo Capital P.L.C.
    4.828%, 07/15/20.............................       3,600   4,050,029
Diageo Investment Corp.
    2.875%, 05/11/22.............................       1,750   1,695,323
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    3.800%, 03/15/22.............................       4,900   4,696,390
Dollar General Corp.
#   3.250%, 04/15/23.............................       3,563   3,288,464
Dominion Resources, Inc.
    4.450%, 03/15/21.............................       3,900   4,204,399
Dow Chemical Co. (The)
#   3.000%, 11/15/22.............................       1,000     939,428
Dr Pepper Snapple Group, Inc.
    2.000%, 01/15/20.............................       2,400   2,295,598
Duke Energy Corp.
    5.050%, 09/15/19.............................         250     281,390
Eastman Chemical Co.
    4.500%, 01/15/21.............................       1,983   2,091,442
    3.600%, 08/15/22.............................         950     927,651
Ecolab, Inc.
    4.350%, 12/08/21.............................       6,000   6,365,754
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.............................         900     994,466
EMC Corp.
#   3.375%, 06/01/23.............................       6,000   5,949,588
Enbridge Energy Partners L.P.
    5.200%, 03/15/20.............................         350     382,636
Encana Corp.
    6.500%, 05/15/19.............................       2,250   2,654,953
#   3.900%, 11/15/21.............................       7,700   7,748,133
Energizer Holdings, Inc.
#   4.700%, 05/24/22.............................       8,935   9,073,966
Energy Transfer Partners L.P.
#   3.600%, 02/01/23.............................      11,000  10,491,283
Ensco P.L.C.
    4.700%, 03/15/21.............................       3,800   4,104,072
Enterprise Products Operating LLC
    5.200%, 09/01/20.............................       2,600   2,925,010
EOG Resources, Inc.
    5.625%, 06/01/19.............................       1,000   1,173,086
#   4.100%, 02/01/21.............................       3,850   4,110,980

                                                     FACE
                                                   AMOUNT^     VALUE+
                                                   -------     ------
                                                    (000)
EQT Corp.
    8.125%, 06/01/19.............................   $  1,625 $ 2,000,804
European Investment Bank
#   2.875%, 09/15/20.............................      1,000   1,029,751
    4.000%, 02/16/21.............................      1,000   1,104,017
Express Scripts Holding Co.
    3.900%, 02/15/22.............................      5,000   5,124,810
FedEx Corp.
#   2.625%, 08/01/22.............................      6,500   6,052,039
Fifth Third Bancorp
    3.500%, 03/15/22.............................      7,500   7,489,657
FMC Technologies, Inc.
    3.450%, 10/01/22.............................      8,625   8,192,206
Ford Motor Credit Co. LLC
#   4.375%, 08/06/23.............................     11,000  11,304,073
France Government Bond OAT
    3.000%, 04/25/22............................. EUR 10,000  14,734,295
France Telecom SA
    5.375%, 07/08/19.............................      2,350   2,652,551
    4.125%, 09/14/21.............................      2,900   2,989,511
Freeport-McMoRan Copper & Gold, Inc.
    3.550%, 03/01/22.............................      3,000   2,826,018
General Dynamics Corp.
    2.250%, 11/15/22.............................      7,500   6,862,507
General Electric Capital Corp.
    5.500%, 01/08/20.............................      2,700   3,122,453
Georgia Power Co.
    4.250%, 12/01/19.............................      3,492   3,855,472
#   2.850%, 05/15/22.............................      2,550   2,456,313
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................      4,975   5,797,741
#   2.800%, 03/18/23.............................      3,500   3,343,834
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.............................      2,150   2,488,210
    5.250%, 07/27/21.............................      5,500   6,068,606
Google, Inc.
    3.625%, 05/19/21.............................      1,000   1,059,289
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................      2,000   2,137,176
Halliburton Co.
    5.900%, 09/15/18.............................      1,000   1,179,901
    6.150%, 09/15/19.............................      2,360   2,837,171
Hartford Financial Services Group, Inc.
    5.500%, 03/30/20.............................      3,185   3,631,932
#   5.125%, 04/15/22.............................      3,000   3,353,979
Hershey Co. (The)
    2.625%, 05/01/23.............................      1,527   1,450,958
Hess Corp.
    8.125%, 02/15/19.............................      3,745   4,717,382
Hewlett-Packard Co.
    5.500%, 03/01/18.............................      1,000   1,114,869
    4.375%, 09/15/21.............................      2,500   2,499,263

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
Home Depot, Inc. (The)
#   4.400%, 04/01/21............................. $     6,000 $ 6,600,504
    2.700%, 04/01/23.............................       2,000   1,894,464
Honeywell International, Inc.
    5.000%, 02/15/19.............................       2,895   3,312,647
Hormel Foods Corp.
    4.125%, 04/15/21.............................       2,310   2,388,732
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................       3,000   3,104,157
Husky Energy, Inc.
    7.250%, 12/15/19.............................       2,500   3,078,525
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................         235     283,189
Integrys Energy Group, Inc.
    4.170%, 11/01/20.............................       1,000   1,050,794
Intel Corp.
    3.300%, 10/01/21.............................       7,400   7,462,138
    2.700%, 12/15/22.............................       3,000   2,814,366
Inter-American Development Bank
    7.000%, 06/15/25.............................       6,000   7,933,368
    6.750%, 07/15/27.............................       3,000   3,968,754
International Bank for Reconstruction &
 Development
    7.625%, 01/19/23.............................       7,700  10,715,412
International Business Machines Corp.
    1.875%, 08/01/22.............................         700     629,829
Japan Finance Organization for Municipalities
    5.000%, 05/16/17.............................       1,300   1,479,530
John Deere Capital Corp.
    2.750%, 03/15/22.............................       5,000   4,836,420
Johnson & Johnson
    2.950%, 09/01/20.............................       3,000   3,113,034
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................       3,500   4,146,607
    4.950%, 03/25/20.............................         630     701,746
    4.350%, 08/15/21.............................       5,200   5,513,451
Juniper Networks, Inc.
    4.600%, 03/15/21.............................       4,000   4,120,984
Kellogg Co.
    3.250%, 05/21/18.............................       2,315   2,451,731
Kerr-McGee Corp.
    6.950%, 07/01/24.............................       4,900   5,907,548
KeyCorp
    5.100%, 03/24/21.............................       7,000   7,762,209
KFW
    4.875%, 06/17/19.............................       1,350   1,570,209
    2.750%, 09/08/20.............................       2,000   2,064,066
    2.625%, 01/25/22.............................       3,000   3,003,612
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................       4,130   3,876,096

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
Kinder Morgan Energy Partners L.P.
    5.300%, 09/15/20............................. $     2,000 $2,224,412
#   5.800%, 03/01/21.............................         550    623,130
    4.150%, 03/01/22.............................       2,400  2,440,687
Kohl's Corp.
#   3.250%, 02/01/23.............................       2,000  1,867,518
Koninklijke Philips Electronics NV
#   3.750%, 03/15/22.............................       2,322  2,358,843
Kraft Foods Group, Inc.
    3.500%, 06/06/22.............................       6,600  6,561,720
Landwirtschaftliche Rentenbank
    2.375%, 09/13/17.............................       1,000  1,047,746
Lincoln National Corp.
    6.250%, 02/15/20.............................         180    212,349
Lloyds TSB Bank P.L.C.
    6.375%, 01/21/21.............................       2,500  2,963,380
Lockheed Martin Corp.
    4.250%, 11/15/19.............................       2,700  2,953,751
Loews Corp.
    2.625%, 05/15/23.............................       2,865  2,650,409
Lorillard Tobacco Co.
#   6.875%, 05/01/20.............................       2,000  2,332,130
Lowe's Cos., Inc.
#   3.120%, 04/15/22.............................       2,000  1,968,012
LyondellBasell Industries NV
#   5.750%, 04/15/24.............................       4,000  4,578,484
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22.............................       4,446  4,438,455
#   2.875%, 02/15/23.............................       3,500  3,177,139
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................       3,370  3,552,573
Manitoba, Province of Canada
    2.100%, 09/06/22.............................       3,000  2,787,351
Marathon Oil Corp.
    6.000%, 10/01/17.............................       1,000  1,150,449
    5.900%, 03/15/18.............................         227    261,457
#   2.800%, 11/01/22.............................       6,000  5,656,806
Markel Corp.
    5.350%, 06/01/21.............................       4,200  4,596,211
    3.625%, 03/30/23.............................       2,000  1,931,174
Marriott International, Inc.
    3.000%, 03/01/19.............................       2,710  2,752,477
Marsh & McLennan Cos., Inc.
    9.250%, 04/15/19.............................         225    295,841
McDonald's Corp.
    2.625%, 01/15/22.............................       2,900  2,827,894
McKesson Corp.
    7.500%, 02/15/19.............................       1,000  1,242,509
Medtronic, Inc.
    4.450%, 03/15/20.............................       1,840  2,035,069
    3.125%, 03/15/22.............................       3,407  3,376,262
MetLife, Inc.
    7.717%, 02/15/19.............................       5,975  7,548,331

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
Microsoft Corp.
    4.200%, 06/01/19............................. $     3,225 $3,583,372
    3.000%, 10/01/20.............................       2,000  2,050,402
Mobil Corp.
    8.625%, 08/15/21.............................       2,013  2,827,502
Mondelez International, Inc.
#   5.375%, 02/10/20.............................       6,700  7,602,731
Monsanto Co.
    5.500%, 08/15/25.............................       3,500  4,115,622
Morgan Stanley
    5.500%, 07/28/21.............................       8,320  9,360,807
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................       3,000  2,887,623
    3.500%, 03/01/23.............................       5,000  4,695,685
Murphy Oil Corp.
    4.000%, 06/01/22.............................       2,000  1,943,502
National Australia Bank, Ltd.
    3.000%, 01/20/23.............................       5,000  4,736,780
National Oilwell Varco, Inc.
    2.600%, 12/01/22.............................       8,500  8,018,262
NetApp, Inc.
    3.250%, 12/15/22.............................       1,700  1,587,467
New Brunswick, Province of Canada
    9.750%, 05/15/20.............................       1,000  1,371,817
Newell Rubbermaid, Inc.
    4.000%, 06/15/22.............................       4,000  4,008,828
News America, Inc.
    4.500%, 02/15/21.............................       2,800  3,015,922
Nisource Finance Corp.
    6.125%, 03/01/22.............................       6,425  7,286,271
#   3.850%, 02/15/23.............................       1,100  1,074,852
Noble Holding International, Ltd.
#   3.950%, 03/15/22.............................       4,100  4,062,756
Northern Trust Corp.
#   3.450%, 11/04/20.............................         450    473,774
    3.375%, 08/23/21.............................       4,400  4,498,850
#   2.375%, 08/02/22.............................       3,016  2,852,117
Northrop Grumman Corp.
    5.050%, 08/01/19.............................       1,125  1,269,258
    3.500%, 03/15/21.............................       2,256  2,292,782
Novartis Capital Corp.
    4.400%, 04/24/20.............................       4,000  4,413,436
NSTAR LLC
    4.500%, 11/15/19.............................       1,900  2,100,471
Occidental Petroleum Corp.
#   2.700%, 02/15/23.............................       8,650  8,060,641
Ohio Power Co.
    5.375%, 10/01/21.............................       3,606  4,088,270
Omnicom Group, Inc.
    4.450%, 08/15/20.............................       3,650  3,850,962
ONEOK Partners L.P.
    8.625%, 03/01/19.............................       4,200  5,354,446
Ontario, Province of Canada
    2.450%, 06/29/22.............................       1,700  1,610,679
Oracle Corp.
    5.000%, 07/08/19.............................       2,100  2,400,275
    2.500%, 10/15/22.............................       3,000  2,811,222

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
PepsiCo, Inc.
    4.500%, 01/15/20............................. $     1,575 $1,740,512
Petro-Canada
    6.050%, 05/15/18.............................       2,261  2,647,204
Philip Morris International, Inc.
    2.500%, 08/22/22.............................       1,504  1,401,921
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................       2,130  2,518,693
#   5.000%, 02/01/21.............................       1,000  1,095,219
    2.850%, 01/31/23.............................       4,000  3,703,604
PNC Funding Corp.
    4.375%, 08/11/20.............................       4,730  5,137,887
PPG Industries, Inc.
    2.700%, 08/15/22.............................       1,000    932,838
PPL Energy Supply LLC
#   4.600%, 12/15/21.............................       9,181  9,028,898
Praxair, Inc.
    4.050%, 03/15/21.............................       3,800  4,031,036
#   2.200%, 08/15/22.............................       1,250  1,150,550
Precision Castparts Corp.
#   2.500%, 01/15/23.............................       8,000  7,442,128
Principal Financial Group, Inc.
    8.875%, 05/15/19.............................         330    431,855
Private Export Funding Corp.
    4.300%, 12/15/21.............................       1,407  1,568,339
Procter & Gamble Co. (The)
#   2.300%, 02/06/22.............................       4,000  3,833,792
Progress Energy, Inc.
#   7.050%, 03/15/19.............................       2,000  2,433,942
Progressive Corp. (The)
    3.750%, 08/23/21.............................       6,800  7,104,531
Prudential Financial, Inc.
    5.375%, 06/21/20.............................       4,170  4,753,370
Quest Diagnostics, Inc.
#   4.700%, 04/01/21.............................       1,770  1,869,734
Raytheon Co.
    3.125%, 10/15/20.............................       2,900  2,950,124
    2.500%, 12/15/22.............................       2,200  2,034,685
Reinsurance Group of America, Inc.
#   5.625%, 03/15/17.............................         200    222,060
    5.000%, 06/01/21.............................       1,500  1,612,458
Republic Services, Inc.
#   3.550%, 06/01/22.............................       4,000  3,942,092
Reynolds American, Inc.
    3.250%, 11/01/22.............................       6,850  6,470,846
Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21.............................       3,800  3,931,005
Rowan Cos., Inc.
    7.875%, 08/01/19.............................         600    731,264
Ryder System, Inc.
    5.850%, 11/01/16.............................       1,400  1,554,809
Safeway, Inc.
    5.000%, 08/15/19.............................       2,025  2,091,734
SCANA Corp.
    6.250%, 04/01/20.............................       1,750  1,949,705
    4.125%, 02/01/22.............................       3,035  3,011,039

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
Sempra Energy
    9.800%, 02/15/19............................. $       160 $   215,074
Shell International Finance BV
    4.300%, 09/22/19.............................       1,500   1,664,309
#   4.375%, 03/25/20.............................       3,000   3,313,614
Southwestern Public Service Co.
    8.750%, 12/01/18.............................         350     451,320
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................       5,000   5,053,175
Starwood Hotels & Resorts Worldwide, Inc.
    3.125%, 02/15/23.............................       2,000   1,850,872
State Street Corp.
    4.375%, 03/07/21.............................       6,200   6,758,136
Statoil ASA
    2.650%, 01/15/24.............................      10,860  10,110,226
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22.............................       2,895   2,997,674
SunTrust Bank
    2.750%, 05/01/23.............................       4,900   4,493,770
Talisman Energy, Inc.
    7.750%, 06/01/19.............................       2,760   3,262,077
Target Corp.
#   3.875%, 07/15/20.............................       2,000   2,157,128
#   2.900%, 01/15/22.............................       7,676   7,544,280
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................       2,952   3,450,487
Teck Resources, Ltd.
    3.750%, 02/01/23.............................       6,600   6,215,114
Texas Instruments, Inc.
    1.650%, 08/03/19.............................       7,500   7,279,440
The Kroger Co.
    3.850%, 08/01/23.............................       4,000   3,974,500
Thermo Fisher Scientific, Inc.
#   4.500%, 03/01/21.............................       4,000   4,245,936
Time Warner Cable, Inc.
#   8.750%, 02/14/19.............................       2,645   3,151,256
Time Warner, Inc.
    4.750%, 03/29/21.............................       2,200   2,385,500
    4.000%, 01/15/22.............................       1,800   1,844,357
TJX Cos., Inc.
#   2.500%, 05/15/23.............................       3,310   3,092,742
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................       4,000   3,924,884
Total Capital SA
    4.450%, 06/24/20.............................       3,000   3,317,169
Toyota Motor Credit Corp.
    4.250%, 01/11/21.............................       1,200   1,301,186
#   3.300%, 01/12/22.............................       6,165   6,222,754
TransAlta Corp.
    4.500%, 11/15/22.............................       5,000   4,877,225
TransCanada PipeLines, Ltd.
    7.125%, 01/15/19.............................         915   1,128,059
    3.800%, 10/01/20.............................       2,000   2,108,186
    2.500%, 08/01/22.............................       5,112   4,770,702

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                  -   -------   ------
                                                       (000)
Travelers Cos., Inc. (The)
    5.800%, 05/15/18............................. $       190 $  222,384
    3.900%, 11/01/20.............................       4,200  4,524,933
Tyson Foods, Inc.
    4.500%, 06/15/22.............................       4,000  4,147,076
UBS AG
    4.875%, 08/04/20.............................       5,928  6,668,093
Unilever Capital Corp.
    4.800%, 02/15/19.............................         825    936,992
    4.250%, 02/10/21.............................       3,500  3,848,572
UnionBanCal Corp.
#   3.500%, 06/18/22.............................       8,550  8,582,199
United Parcel Service, Inc.
    3.125%, 01/15/21.............................       2,000  2,043,512
United Technologies Corp.
    4.500%, 04/15/20.............................       1,925  2,144,481
UnitedHealth Group, Inc.
    2.750%, 02/15/23.............................       7,750  7,275,777
Unum Group
    5.625%, 09/15/20.............................       3,500  3,902,832
US Bancorp
    3.000%, 03/15/22.............................       3,000  2,967,348
Valero Energy Corp.
    9.375%, 03/15/19.............................       2,375  3,099,237
Verizon Communications, Inc.
    8.750%, 11/01/18.............................         367    473,008
    4.600%, 04/01/21.............................       4,050  4,349,578
VF Corp.
    3.500%, 09/01/21.............................       2,000  2,028,108
Viacom, Inc.
#   4.500%, 03/01/21.............................       2,900  3,057,241
Vodafone Group P.L.C.
    4.375%, 03/16/21.............................       4,500  4,795,996
#   2.500%, 09/26/22.............................       5,000  4,531,465
Wal-Mart Stores, Inc.
    5.800%, 02/15/18.............................       1,000  1,174,884
#   3.625%, 07/08/20.............................       3,075  3,271,047
    4.250%, 04/15/21.............................       4,000  4,373,544
    2.550%, 04/11/23.............................       5,000  4,690,795
Walgreen Co.
    5.250%, 01/15/19.............................       1,320  1,495,233
#   3.100%, 09/15/22.............................       2,124  2,025,497
Walt Disney Co. (The)
    2.550%, 02/15/22.............................       4,000  3,840,716
Waste Management, Inc.
    4.600%, 03/01/21.............................       2,860  3,071,331
WellPoint, Inc.
    3.125%, 05/15/22.............................       4,900  4,695,944
Wells Fargo & Co.
#   4.600%, 04/01/21.............................       2,100  2,312,978
#   3.500%, 03/08/22.............................       9,700  9,841,048
Western Union Co. (The)
    3.650%, 08/22/18.............................       3,000  3,123,564
#   5.253%, 04/01/20.............................       3,568  3,870,995
Westpac Banking Corp.
    4.875%, 11/19/19.............................       2,250  2,541,382

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                  -   -------    ------
                                                       (000)
Whirlpool Corp.
    4.700%, 06/01/22............................. $     3,000     3,162,465
Williams Partners L.P.
    4.000%, 11/15/21.............................       3,500     3,500,262
#   3.350%, 08/15/22.............................       1,300     1,226,952
Wisconsin Electric Power Co.
    2.950%, 09/15/21.............................       6,675     6,684,752
Wisconsin Power & Light Co.
    5.000%, 07/15/19.............................         500       568,860
WR Berkley Corp.
#   5.375%, 09/15/20.............................         800       882,097
Wyndham Worldwide Corp.
    3.900%, 03/01/23.............................       3,027     2,923,655
Xerox Corp.
#   4.500%, 05/15/21.............................       5,000     5,191,130
Yum! Brands, Inc.
#   3.750%, 11/01/21.............................       5,830     5,916,850
Zimmer Holdings, Inc.
    4.625%, 11/30/19.............................       2,500     2,762,178
                                                              -------------
TOTAL BONDS......................................             1,266,338,078
                                                              -------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT        VALUE+
                                                        -------       ------
                                                         (000)
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund...............    13,396,716 $  155,000,000
@     Repurchase Agreement, Deutsche Bank
       Securities, Inc. 0.12%, 11/01/13
       (Collateralized by $764,839 FNMA, rates
       ranging from 2.500% to 4.500%, maturities
       ranging from 04/01/27 to 10/01/43, valued
       at $691,658) to be repurchased at $678,098..   $       678        678,096
                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL................                  155,678,096
                                                                  --------------
TOTAL INVESTMENTS --(100.0%)
(Cost $1,522,001,914)..............................               $1,509,426,256
                                                                  ==============

                See accompanying Notes to Financial Statements.

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
 Agency Obligations............   --    $   87,410,082    --    $   87,410,082
 Bonds.........................   --     1,266,338,078    --     1,266,338,078
 Securities Lending Collateral.   --       155,678,096    --       155,678,096
 Forward Currency Contracts**..   --           (13,373)   --           (13,373)
                                  --    --------------    --    --------------
 TOTAL.........................   --    $1,509,412,883    --    $1,509,412,883
                                  ==    ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                       SHARES       VALUE+
                                                                     ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (98.2%)
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc............................... 72,959,514 $  766,074,895
Investment in DFA Intermediate Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc............................... 39,133,450    489,950,788
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...............................  8,108,030     88,053,208
Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc...............................  7,384,315     79,012,175
                                                                                --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,442,974,330)..........................................             1,423,091,066
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (1.8%)
State Street Institutional Liquid Reserves, 0.073%
  (Cost $26,001,339)................................................ 26,001,339     26,001,339
                                                                                --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,468,975,669)..........................................            $1,449,092,405
                                                                                ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1        LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $1,423,091,066   --      --    $1,423,091,066
 Temporary Cash Investments......     26,001,339   --      --        26,001,339
                                  --------------   --      --    --------------
 TOTAL........................... $1,449,092,405   --      --    $1,449,092,405
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013


                                                                 FACE
                                                                AMOUNT       VALUE+
                                                              ---------- --------------
                                                                (000)
U.S. TREASURY OBLIGATIONS -- (99.9%)
Treasury Inflation Protected Security
  2.625%, 07/15/17........................................... $   31,731 $   36,056,378
  1.625%, 01/15/18...........................................    171,357    188,826,980
  1.375%, 07/15/18...........................................    172,549    190,100,207
  2.125%, 01/15/19...........................................    224,174    255,260,456
  1.875%, 07/15/19...........................................    245,349    278,969,919
  1.375%, 01/15/20...........................................    135,511    149,093,476
  1.250%, 07/15/20...........................................    160,641    176,378,867
  1.125%, 01/15/21...........................................     99,426    107,333,773
  0.625%, 07/15/21...........................................    146,826    153,295,510
  0.125%, 01/15/22...........................................     75,429     74,745,898
  0.125%, 07/15/22...........................................     46,273     45,752,023
  0.125%, 01/15/23...........................................    170,015    166,016,888
  2.375%, 01/15/25...........................................     96,775    115,660,744
  2.000%, 01/15/26...........................................     90,494    104,570,311
  2.375%, 01/15/27...........................................     83,846    101,001,149
  1.750%, 01/15/28...........................................     54,923     61,655,841
  3.625%, 04/15/28...........................................     90,661    125,487,697
  2.500%, 01/15/29...........................................     66,446     81,910,342
  3.875%, 04/15/29...........................................    111,597    160,237,042
  3.375%, 04/15/32...........................................     13,176     18,504,651
                                                                         --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................             2,590,858,152
                                                                         --------------

                                                                SHARES
                                                              ----------
TEMPORARY CASH INVESTMENTS -- (0.1%).........................
State Street Institutional U.S. Government Money Market Fund.  1,350,788      1,350,788
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,509,428,416).......................................            $2,592,208,940
                                                                         ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------
                                     LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                    ---------- -------------- ------- --------------
U.S. Treasury Obligations..........         -- $2,590,858,152   --    $2,590,858,152
Temporary Cash Investments......... $1,350,788             --   --         1,350,788
                                    ---------- --------------   --    --------------
TOTAL.............................. $1,350,788 $2,590,858,152   --    $2,592,208,940
                                    ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (95.4%)
ALABAMA -- (0.5%)
Alabama Water Pollution Control Authority (RB)
 Series B
    2.000%, 08/15/14............................. $5,255 $5,327,256
City of Birmingham (GO) Series A (NATL-RE)
    5.000%, 04/01/16.............................  2,800  3,090,220
                                                         ----------
TOTAL ALABAMA....................................         8,417,476
                                                         ----------

ALASKA -- (0.4%)
Alaska Industrial Dev. & Export Authority (RB)
 Series A (GO OF AUTH)
    5.000%, 04/01/14.............................  3,000  3,058,350
City of Anchorage (GO) Series B (NATL-RE)
    5.000%, 12/01/14.............................  3,440  3,615,612
                                                         ----------
TOTAL ALASKA.....................................         6,673,962
                                                         ----------

ARIZONA -- (3.2%)
Arizona School Facilities Board (RB)
    5.000%, 01/01/15.............................  1,125  1,186,616
Arizona State Transportation Board (RB)
    5.000%, 07/01/14.............................  4,815  4,966,961
    5.000%, 07/01/17.............................  2,105  2,422,855
City of Phoenix (GO) Series A
    5.000%, 07/01/14.............................  7,975  8,226,691
    5.000%, 07/01/15.............................  1,250  1,346,300
City of Scottsdale (GO)
    5.000%, 07/01/14.............................  2,500  2,579,075
Maricopa County Community College District (GO)
    3.000%, 07/01/20.............................  6,505  6,954,495
Phoenix Civic Improvement Corp. (RB) (AMBAC)
    5.000%, 07/01/14.............................  4,000  4,125,440
Pima County (GO)
    3.000%, 07/01/16.............................  1,625  1,720,063
Salt River Project Agricultural Improvement &
 Power District (RB) Series A
    5.000%, 01/01/14.............................  7,000  7,054,320
    5.000%, 01/01/15.............................  4,430  4,672,100
Salt River Project Agricultural Improvement &
 Power District (RB) Series B
    4.000%, 12/01/14.............................  3,190  3,317,664
    4.000%, 01/01/16.............................  5,000  5,385,950

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
ARIZONA -- (Continued)
Town of Gilbert (GO)
     5.000%, 07/01/14.............................. $ 3,600 $ 3,713,616
                                                            -----------
TOTAL ARIZONA......................................          57,672,146
                                                            -----------

COLORADO -- (4.4%)
City & County of Denver (GO) Series A
     5.000%, 08/01/18..............................   6,200   7,322,882
     5.000%, 08/01/20..............................   4,920   5,918,268
City of Aurora (GO)
     5.000%, 12/01/14..............................   4,515   4,746,484
Colorado State Education Loan Program (RN)
 Series A
     1.250%, 06/27/14..............................  25,000  25,178,750
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
     4.000%, 12/01/18..............................   1,185   1,340,306
State of Colorado (RN) Series A
     1.500%, 06/27/14..............................  35,000  35,306,950
                                                            -----------
TOTAL COLORADO.....................................          79,813,640
                                                            -----------

CONNECTICUT -- (5.3%)
City of Danbury (GO)
     1.500%, 07/25/14..............................  30,000  30,294,300
Connecticut State (GO) Series A
     4.000%, 01/01/14..............................   5,000   5,030,100
     2.500%, 02/15/14..............................   2,000   2,013,220
     3.250%, 02/15/14..............................   2,800   2,824,332
Connecticut State (GO) Series B (NATL-RE)
     5.000%, 12/01/13..............................   5,000   5,020,450
Connecticut State (GO) Series C
     5.000%, 12/01/13..............................   5,700   5,723,313
     5.000%, 12/01/15..............................   4,000   4,380,200
Connecticut State Economic Recovery (GO) Series D
     5.000%, 01/01/14..............................   3,500   3,528,315
Connecticut State Special Tax Revenue (RB)
     5.000%, 01/01/19..............................  11,000  12,926,870
Hartford County Metropolitan District (BAN)
     1.750%, 03/25/14..............................  20,775  20,911,076
Hartford County Metropolitan District (GO)
 Series A
     4.000%, 07/15/15..............................   3,900   4,144,374
                                                            -----------
TOTAL CONNECTICUT..................................          96,796,550
                                                            -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
DELAWARE -- (0.9%)
City of Wilmington (GO) Series A
            5.000%, 12/01/14............................. $ 2,625 $ 2,759,006
Delaware State (GO) Series A
            4.000%, 08/01/17.............................   5,100   5,726,025
Delaware Transportation Authority (RB) Series A
            5.000%, 07/01/15.............................   3,480   3,747,473
            5.000%, 07/01/15.............................   4,270   4,598,192
                                                                  -----------
TOTAL DELAWARE...........................................          16,830,696
                                                                  -----------

DISTRICT OF COLUMBIA -- (2.8%)
District of Columbia (GO)
            2.000%, 09/30/14.............................  50,000  50,835,000
                                                                  -----------

FLORIDA -- (4.2%)
Broward County (GO)
(currency)  5.000%, 01/01/23 (Pre-refunded
            @ $100, 1/1/14)                                 5,000   5,037,850
Florida State Board of Education (GO) Series B
            5.000%, 06/01/16.............................   2,500   2,778,975
            5.000%, 06/01/17.............................   9,700  11,120,759
Florida State Board of Education (GO) Series C
            5.000%, 06/01/15.............................   6,440   6,914,370
Palm Beach County School District (RN)
            4.500%, 01/30/14.............................  50,000  50,545,000
                                                                  -----------
TOTAL FLORIDA............................................          76,396,954
                                                                  -----------

GEORGIA -- (0.8%)
Athens-Clarke County Unified Government Water & Sewerage
 Revenue (RB)
            5.000%, 01/01/17.............................   1,100   1,246,982
City of Albany (GO)
            3.000%, 06/01/17.............................   2,220   2,381,904
De Kalb County School District (GO) (ST AID WITHHLDG)
            4.000%, 11/01/17.............................   8,575   9,592,767
Georgia State Road & Tollway Authority (RB) Series A
            5.000%, 06/01/16.............................     255     283,109
            5.000%, 06/01/17.............................   1,000   1,138,880
                                                                  -----------
TOTAL GEORGIA............................................          14,643,642
                                                                  -----------

HAWAII -- (1.5%)
City & County of Honolulu (GO) Series B (FSA)
            5.250%, 07/01/15.............................   4,220   4,563,972
Hawaii State (GO) Series DG (AMBAC)
            5.000%, 07/01/15.............................  15,945  17,173,403

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
HAWAII -- (Continued)
Hawaii State (GO) Series DT
    4.000%, 11/01/14............................. $ 4,950 $ 5,134,734
                                                          -----------
TOTAL HAWAII.....................................          26,872,109
                                                          -----------

ILLINOIS -- (0.8%)
Central Lake County Joint Action Water Agency
 (RB)
    4.000%, 05/01/18.............................   6,195   6,887,663
City of Peoria (GO) Series D
    4.000%, 01/01/17.............................   1,620   1,767,404
Du Page Cook & Will Counties Community College
 District No. 502 (GO)
    5.000%, 06/01/16.............................   5,000   5,549,800
                                                          -----------
TOTAL ILLINOIS...................................          14,204,867
                                                          -----------

IOWA -- (0.3%)
State of Iowa (RB) Series A
    5.000%, 06/01/18.............................   4,185   4,916,956
                                                          -----------

KENTUCKY -- (0.6%)
Kentucky State Asset Liability Commission (RB)
 Series A (AMBAC)
    5.000%, 10/01/16.............................     500     561,110
Louisville & Jefferson County Metropolitan Sewer
 District (RB) Series B
    5.000%, 05/15/15.............................   9,415  10,070,943
                                                          -----------
TOTAL KENTUCKY...................................          10,632,053
                                                          -----------

LOUISIANA -- (0.1%)
Saint Tammany Parish Wide School District No.12
 (GO) (ASSURED GTY)
    5.000%, 03/01/16.............................     930   1,021,717
                                                          -----------

MAINE -- (0.5%)
Cumberland County (TAN)
    1.000%, 11/15/13.............................   8,900   8,903,204
                                                          -----------

MARYLAND -- (7.8%)
Baltimore County (BAN)
    1.500%, 02/24/14.............................  40,000  40,169,200
Baltimore County (GO)
    5.000%, 02/01/14.............................   4,750   4,805,338
Cecil County (GO)
    3.000%, 06/01/14.............................   1,110   1,127,827
Maryland State (GO) Series A
    5.000%, 03/01/16.............................   3,900   4,318,080
    5.000%, 08/01/19.............................  20,000  23,944,400
Maryland State (GO) Series B
    5.000%, 08/01/19.............................  11,500  13,768,030
Maryland State (GO) Series C
    5.000%, 03/01/16.............................   1,000   1,107,200
    5.000%, 11/01/18.............................   6,905   8,227,307

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
MARYLAND -- (Continued)
Maryland State Department of Transportation (RB)
    5.000%, 11/01/13............................. $ 4,120 $  4,120,000
Montgomery County (GO) Series A
    5.000%, 11/01/14.............................  10,750   11,260,625
Prince County George's (GO) Series C
    5.000%, 08/01/18.............................  10,075   11,909,859
University System of Maryland (RB) Series D
    3.000%, 04/01/15.............................   2,200    2,284,524
Washington County Suburban Sanitation District
 (GO)
    3.000%, 06/01/14.............................  15,000   15,243,600
                                                          ------------
TOTAL MARYLAND...................................          142,285,990
                                                          ------------

MASSACHUSETTS -- (3.5%)
City of Boston (GO) Series A
    5.000%, 04/01/14.............................   4,650    4,741,605
Commonwealth of Massachusetts (GO) Series A
    5.000%, 08/01/14.............................   4,800    4,970,736
Commonwealth of Massachusetts (GO) Series C (GO
 OF CMNWLTH)
    5.500%, 11/01/15.............................   2,200    2,423,894
Commonwealth of Massachusetts (GO) Series C
 (NATL-RE FGIC GO OF CMNWLTH)
    5.500%, 11/01/14.............................   5,000    5,261,650
Commonwealth of Massachusetts (GO) Series D
    5.500%, 11/01/14.............................   4,585    4,824,933
Commonwealth of Massachusetts (GO) Series D
 (NATL-RE)
    5.500%, 11/01/13.............................   7,550    7,550,000
Commonwealth of Massachusetts (RB) Series A
    5.500%, 12/15/13.............................   9,450    9,505,377
Massachusetts Water Resources Authority (RB)
 Series J (AGM GO OF AUTH)
    5.250%, 08/01/18.............................  18,000   21,421,440

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
MASSACHUSETTS -- (Continued)
University of Massachusetts Building Authority (RB)
 Series 1 (AMBAC)
(currency)  5.250%, 11/01/22 (Pre-refunded
            @ $100, 11/1/13)............................. $ 3,490 $ 3,490,000
                                                                  -----------
TOTAL MASSACHUSETTS......................................          64,189,635
                                                                  -----------

MICHIGAN -- (0.7%)
Chippewa Valley Schools (GO)
            5.000%, 05/01/17.............................   1,000   1,124,710
Michigan Finance Authority (RB)
            5.000%, 07/01/18.............................   2,250   2,632,635
Michigan State (GO)
            5.500%, 12/01/13.............................  10,000  10,043,700
                                                                  -----------
TOTAL MICHIGAN...........................................          13,801,045
                                                                  -----------

MINNESOTA -- (4.0%)
Chaska Independent School District No. 112 (GO) Series A
 (SD CRED PROG)
            4.000%, 02/01/15.............................   5,740   6,002,433
City of Minneapolis (GO)
            3.000%, 12/01/15.............................   8,700   9,162,579
City of Minneapolis (GO) Series B
            4.000%, 12/01/15.............................   8,830   9,481,477
Minnesota Public Facilities Authority (RB) Series B
            5.000%, 03/01/14.............................   5,800   5,890,944
Minnesota State (GO)
            5.000%, 08/01/14.............................   2,000   2,071,140
Minnesota State (GO) Series A
            5.000%, 08/01/17.............................  13,665  15,807,672
Minnesota State (GO) Series H
            5.000%, 11/01/14.............................  15,000  15,711,000
            5.000%, 11/01/15.............................   5,000   5,459,350
Washington County (GO) Series A
            5.000%, 02/01/15.............................   3,275   3,461,806
                                                                  -----------
TOTAL MINNESOTA..........................................          73,048,401
                                                                  -----------

MISSISSIPPI -- (0.3%)
Mississippi State (GO) Series A
            5.000%, 10/01/14.............................   4,750   4,953,490
                                                                  -----------

NEBRASKA -- (0.3%)
University of Nebraska Facilities Corp. (RB)
            5.000%, 07/15/16.............................   5,220   5,831,419
                                                                  -----------

NEVADA -- (1.2%)
Clark County (GO)
            5.000%, 11/01/16.............................   7,425   8,316,074

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
NEVADA -- (Continued)
Clark County School District (GO) Series B
 (AMBAC)
    4.500%, 06/15/17............................. $ 5,770 $ 6,456,111
Clark County School District (GO) Series C
    5.000%, 06/15/16.............................   1,000   1,107,760
Nevada State (GO) (NATL-RE FGIC)
    5.000%, 12/01/13.............................   1,400   1,405,488
Truckee Meadows Water Authority (RB)
    5.000%, 07/01/15.............................   3,900   4,197,063
                                                          -----------
TOTAL NEVADA.....................................          21,482,496
                                                          -----------

NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
    3.000%, 06/15/16.............................   1,850   1,958,410
    3.000%, 06/15/17.............................   1,000   1,063,780
City of Nashua (GO)
    5.000%, 03/15/17.............................   1,400   1,587,614
                                                          -----------
TOTAL NEW HAMPSHIRE..............................           4,609,804
                                                          -----------

NEW JERSEY -- (1.5%)
East Windsor Regional School District (GO)
 (SCH BD RES FD)
    3.000%, 03/01/16.............................     625     651,562
Livingston Township (GO)
    3.000%, 01/15/16.............................   1,335   1,395,182
    3.000%, 01/15/17.............................   1,810   1,913,532
New Jersey State (GO)
    5.000%, 06/01/14.............................   4,600   4,725,948
    5.000%, 08/01/14.............................   4,000   4,141,680
    5.000%, 06/01/18.............................   5,990   7,028,846
New Jersey State (GO) Series H
    5.250%, 07/01/15.............................   3,500   3,784,060
New Jersey State (GO) Series M (AMBAC)
    5.500%, 07/15/14.............................   4,000   4,147,040
                                                          -----------
TOTAL NEW JERSEY.................................          27,787,850
                                                          -----------

NEW YORK -- (6.5%)
City of New York (GO) Series A
    5.000%, 08/01/14.............................   7,865   8,144,758
City of New York (GO) Series A-1
    5.000%, 08/01/14.............................   2,500   2,588,925
City of New York (GO) Series B
    5.000%, 08/01/15.............................  10,000  10,807,200
City of New York (GO) Series C
    5.000%, 08/01/15.............................   2,630   2,842,294

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
NEW YORK -- (Continued)
City of New York (GO) Series E
    4.000%, 08/01/14............................. $ 7,000 $  7,197,330
City of New York (GO) Series H-2
    3.000%, 06/01/16.............................   4,000    4,257,360
City of New York (GO) Series I
    5.000%, 08/01/14.............................   4,000    4,142,280
    4.000%, 08/01/15.............................   4,130    4,391,842
Long Beach City School District (GO) (ST AID
 WITHHLDG)
    3.000%, 05/01/16.............................   3,740    3,889,600
New York State (GO) Series C
    3.000%, 02/01/14.............................   4,655    4,686,654
    3.000%, 02/01/15.............................   3,010    3,112,310
New York State Dormitory Authority (RB) Series A
    5.000%, 02/15/15.............................   1,025    1,085,024
    5.000%, 03/15/16.............................  20,000   22,144,800
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/14.............................   7,500    7,627,950
New York State Urban Dev. Corp. (RB)
    5.000%, 12/15/17.............................   5,765    6,719,338
New York State Urban Development Corp. (RB)
    5.000%, 12/15/18.............................     250      297,915
New York State Urban Development Corp. (RB)
 Series A
    5.000%, 03/15/17.............................   2,195    2,509,543
Suffolk County (GO) Series A
    4.000%, 04/01/16.............................   1,035    1,109,634
    3.000%, 05/15/16.............................   3,325    3,493,976
Suffolk County (GO) Series B
    3.000%, 10/15/15.............................   4,290    4,481,077
    3.000%, 10/15/16.............................   2,000    2,118,160
Suffolk County (GO) Series B (AGM)
    5.250%, 05/01/16.............................   3,315    3,663,937
Suffolk County (GO) Series C
    4.000%, 10/15/15.............................   5,890    6,265,900
                                                          ------------
TOTAL NEW YORK...................................          117,577,807
                                                          ------------

NORTH CAROLINA -- (3.8%)
City of Charlotte (GO) Series B
    5.000%, 06/01/16.............................   2,335    2,605,113
County of Onslow NC (GO)
    4.000%, 12/01/17.............................     525      588,137
Mecklenburg County (GO) Series B
    2.000%, 03/01/16.............................   5,000    5,188,250

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
NORTH CAROLINA -- (Continued)
Mecklenburg County (GO) Series C
            5.000%, 02/01/14............................. $ 5,680 $ 5,746,172
North Carolina State (GO) Series A
            5.500%, 03/01/14.............................   3,000   3,051,870
            5.000%, 03/01/17.............................   9,025  10,342,018
North Carolina State (GO) Series B
            5.000%, 04/01/14.............................   4,550   4,639,635
            5.000%, 04/01/16.............................   7,350   8,162,322
            5.000%, 06/01/18.............................   7,000   8,272,390
North Carolina State (GO) Series E
            5.000%, 05/01/14.............................  15,705  16,077,051
Sanford Enterprise (RB) Series A
            5.000%, 06/01/15.............................   2,540   2,725,445
Wake County (GO) Series C
            5.000%, 03/01/15.............................   1,400   1,487,920
                                                                  -----------
TOTAL NORTH CAROLINA.....................................          68,886,323
                                                                  -----------

OHIO -- (3.4%)
City of Cincinnati School District (GO) (AGM)
(currency)  5.000%, 12/01/31 (Pre-refunded
            @ $100, 12/1/13).............................  11,730  11,770,938
City of Columbus (GO) Series 2
            5.000%, 07/01/14.............................   4,605   4,750,656
City of Columbus (GO) Series D
            5.000%, 12/15/13.............................     575     578,364
Greater Cleveland Regional Transit Authority (GO)
 Series B
            5.000%, 12/01/16.............................   2,725   3,067,206
Mason City School District (GO)
            5.000%, 12/01/15.............................     470     515,082
            5.000%, 12/01/15.............................   1,530   1,672,091
Ohio State (GO)
            5.000%, 05/01/14.............................   5,000   5,118,200
            5.000%, 11/01/15.............................   2,425   2,647,785
Ohio State (GO) Series C
            5.000%, 09/15/14.............................   3,105   3,233,702
            5.000%, 08/01/15.............................   4,000   4,323,600
            5.000%, 08/01/17.............................   2,475   2,855,135
Ohio State (GO) Series D
            5.000%, 09/15/14.............................   3,800   3,957,510
Ohio State University (RB) Series A
            5.000%, 12/01/14.............................   6,760   7,106,585

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
OHIO -- (Continued)
Ohio State University (RB) Series A (ETM)
    4.000%, 12/01/15............................. $    55 $    59,082
Ohio State University (RB) Series A (UP)
    4.000%, 12/01/15.............................     945   1,015,138
Ohio State Water Development Authority (RB)
 Series A
    5.000%, 06/01/16.............................   3,080   3,435,463
State of Ohio (RB) Series 1
    3.000%, 12/15/14.............................   6,000   6,187,020
                                                          -----------
TOTAL OHIO.......................................          62,293,557
                                                          -----------

OKLAHOMA -- (2.1%)
City of Tulsa (GO)
    4.000%, 05/01/14.............................   1,830   1,864,331
Cleveland County Independent School District
 No. 29 (GO)
    1.500%, 03/01/16.............................   4,415   4,513,719
    1.500%, 03/01/17.............................   1,465   1,497,098
Oklahoma State (GO)
    3.000%, 07/15/14.............................  18,640  19,001,989
Oklahoma State Turnpike Authority (RB) Series A
    5.000%, 01/01/15.............................   1,320   1,391,504
Payne County Independent School District No. 16
 Stillwater (GO)
    1.500%, 06/01/17.............................   3,355   3,425,589
Tulsa County Independent School District No. 3
 (GO)
    2.000%, 04/01/15.............................   2,425   2,481,406
    2.000%, 04/01/16.............................   4,300   4,451,919
                                                          -----------
TOTAL OKLAHOMA...................................          38,627,555
                                                          -----------

OREGON -- (1.1%)
City of Portland (GO) Series A
    4.000%, 06/01/15.............................   2,000   2,115,320
Jackson County School District No. 5 (GO)
 (NATL-RE FGIC SCH BD GTY)
    5.000%, 06/15/15.............................   1,965   2,113,318
Multnomah County (GO)
    5.000%, 10/01/14.............................   5,490   5,729,309
Portland Community College District (GO)
    5.000%, 06/15/14.............................   7,410   7,628,521
Washington County School District No. 15 Forest
 Grove (GO) (AGM SCH BD GTY)
    5.250%, 06/15/15.............................   1,555   1,669,713
                                                          -----------
TOTAL OREGON.....................................          19,256,181
                                                          -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
PENNSYLVANIA -- (3.4%)
Commonwealth of Pennsylvania (GO) Second Series
    5.500%, 06/01/14............................. $ 8,000 $ 8,244,720
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/17.............................   8,000   9,158,480
Commonwealth of Pennsylvania (GO) Series A
    5.000%, 02/15/14.............................   9,000   9,122,220
    5.000%, 02/15/16.............................   7,420   8,185,966
    5.000%, 05/01/16.............................   2,025   2,251,172
Conestoga Valley School District (GO) (ST AID
 WITHHLDG)
    4.000%, 01/15/17.............................   2,680   2,909,167
Pennsylvania Economic Dev. Financing Authority
 (RB) Series A
    5.000%, 07/01/17.............................  14,555  16,781,333
Tredyffrin Easttown School District (GO) (ST AID
 WITHHLDG)
    5.000%, 02/15/15.............................   2,535   2,689,534
University of Pittsburgh of the Commonwealth
 System of Higher Education (RB) Series B (GO OF
 UNIV)
    5.000%, 09/15/15.............................   1,850   2,009,803
                                                          -----------
TOTAL PENNSYLVANIA...............................          61,352,395
                                                          -----------

RHODE ISLAND -- (0.4%)
Rhode Island State & Providence Plantations (GO)
 (AGM)
    5.000%, 02/15/15.............................   2,130   2,258,418
Rhode Island State & Providence Plantations (GO)
 (AGM) (ETM)
    5.000%, 02/15/15.............................   1,255   1,330,827
Rhode Island State & Providence Plantations (GO)
 Series A
    4.000%, 08/01/17.............................   2,065   2,266,213
Rhode Island State & Providence Plantations (GO)
 Series E (NATL-RE)
    5.000%, 11/01/15.............................   2,260   2,465,728
                                                          -----------
TOTAL RHODE ISLAND...............................           8,321,186
                                                          -----------

SOUTH CAROLINA -- (2.1%)
Beaufort County School District (GO) Series A
 (SCSDE)
    5.000%, 03/01/14.............................   5,505   5,591,153

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
SOUTH CAROLINA -- (Continued)
Beaufort County School District (GO) Series B
 (SCSDE)
    5.000%, 03/01/14............................. $2,795 $ 2,838,742
Beaufort County School District (GO) Series D
 (SCSDE)
    5.000%, 03/01/17.............................  6,425   7,314,670
Clemson University (RB)
    2.000%, 05/01/16.............................  1,355   1,399,403
Oconee County School District (GO) Series B
 (SCSDE)
    4.000%, 03/01/14.............................  1,100   1,112,881
Richland County School District No. 2 (GO)
 Series C (SCSDE)
    5.000%, 02/01/16.............................  6,330   6,969,330
South Carolina State (GO) Series A
    4.000%, 06/01/15.............................  6,000   6,348,900
South Carolina State Public Service Authority
 (RB) Series A (NATL-RE FGIC)
    5.500%, 01/01/15.............................    500     529,725
South Carolina State Public Service Authority
 (RB) Series E
    5.000%, 01/01/15.............................    835     879,831
York County School District No. 3 (GO) Series B
 (SCSDE)
    5.000%, 03/01/15.............................  4,770   5,068,888
                                                         -----------
TOTAL SOUTH CAROLINA.............................         38,053,523
                                                         -----------

SOUTH DAKOTA -- (0.1%)
Sioux Falls School District No. 49-5 (GO) Series
 B
    5.000%, 07/01/15.............................  1,500   1,614,780
                                                         -----------

TENNESSEE -- (1.7%)
City of Kingsport (GO) Series B
    3.000%, 04/01/17.............................  2,005   2,143,104
City of Memphis (GO) Series A
    5.000%, 04/01/17.............................  1,230   1,402,311
Knox County (GO)
    5.500%, 04/01/14.............................  6,300   6,432,930
Shelby County (GO) Series A
    5.000%, 04/01/14.............................  6,680   6,811,262
Shelby County (GO) Series A (ETM)
    5.000%, 04/01/14.............................  1,665   1,697,518
Sumner County (GO)
    5.000%, 06/01/14.............................  8,500   8,733,665
Tennessee State (GO) Series A
    5.000%, 05/01/14.............................  3,000   3,071,070
                                                         -----------
TOTAL TENNESSEE..................................         30,291,860
                                                         -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
TEXAS -- (12.1%)
Arlington Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/14.............................. $ 5,885 $ 5,964,742
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/14..............................   6,895   7,140,807
Carrollton-Farmers Branch Independent School
 District (GO) (PSF-GTD)
     5.000%, 02/15/16..............................   6,570   7,249,798
City of Dallas (GO)
     5.000%, 02/15/14..............................   4,585   4,646,989
     5.000%, 02/15/14..............................   8,770   8,888,570
     5.000%, 02/15/15..............................      10      10,604
     5.000%, 02/15/15..............................  11,790  12,507,068
City of Dallas (GO) Series A
     5.000%, 02/15/16..............................      10      11,028
     5.000%, 02/15/16..............................   2,520   2,778,930
City of Dallas (GO) Series C
     5.000%, 02/15/15..............................   2,430   2,577,793
City of Dallas (GO) Series C (ETM)
     5.000%, 02/15/15..............................      10      10,598
City of El Paso (GO)
     3.000%, 08/15/17..............................     500     536,400
City of Frisco (GO) (NATL-RE FGIC)
     5.250%, 02/15/16..............................   1,175   1,300,396
City of Houston (GO) Series A
     4.000%, 03/01/16..............................   4,500   4,860,990
     5.000%, 03/01/16..............................  17,850  19,693,369
City of Houston (RN)
     1.250%, 06/30/14..............................  20,000  20,144,400
City of San Antonio Electric & Gas (RB)
     5.375%, 02/01/15..............................   5,975   6,355,070
City of San Antonio Electric & Gas (RB) Series A
     5.250%, 02/01/14..............................      90      91,078
     5.250%, 02/01/14..............................  13,480  13,643,108
     5.000%, 02/01/15..............................   3,025   3,203,384
     5.000%, 02/01/16..............................   2,875   3,166,726
County of El Paso (GO) (NATL-RE)
     5.000%, 02/15/16..............................   2,490   2,732,103
Dallas Waterworks & Sewer System (RB) (AMBAC)
     5.000%, 10/01/14..............................   9,000   9,391,500
Denton County (GO) Series A
     5.000%, 07/15/15..............................   3,960   4,274,305
Fort Bend Independent School District (GO)
 (PSF-GTD)
     5.000%, 08/15/15..............................   3,000   3,248,670
Houston Independent School District (GO) Series
 A-1
     5.000%, 02/15/15..............................   4,000   4,243,840

                                                           FACE
                                                          AMOUNT     VALUE+
                                                          ------     ------
                                                          (000)
TEXAS -- (Continued)
North Texas Municipal Water District (RB)
            5.000%, 09/01/14............................. $ 1,155 $  1,200,519
            5.000%, 06/01/16.............................   2,130    2,367,687
Northwest Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/15.............................   1,000    1,060,960
Nueces County (GO)
            2.000%, 02/15/15.............................   2,375    2,427,986
San Jacinto College District (GO)
            5.000%, 02/15/17.............................   5,000    5,683,200
San Marcos Consolidated Independent School District (GO)
 (PSF-GTD)
(currency)  5.250%, 08/01/20 (Pre-refunded
            @ $100, 8/1/14)..............................   3,195    3,315,036
Socorro Independent School District (GO) (PSF-GTD)
            5.250%, 08/15/14.............................   2,270    2,359,597
Texas Public Finance Authority (RB) Series A
            5.000%, 01/01/14.............................   5,000    5,038,600
            5.000%, 07/01/15.............................  10,000   10,775,600
            5.000%, 01/01/16.............................   3,345    3,662,006
Texas State (GO)
            5.000%, 10/01/16.............................   5,000    5,648,200
Texas State Transportation Commission (RB)
            5.000%, 04/01/14.............................   5,870    5,985,639
Texas Tech University (RB) Series 12
            5.000%, 02/15/16.............................   2,095    2,305,715
Travis County (GO)
            4.000%, 03/01/15.............................   5,365    5,627,456
University of Texas (RB) Series A
            5.000%, 07/01/14.............................   5,250    5,416,057
University of Texas (RB) Series F
            5.000%, 08/15/15.............................   2,405    2,604,350
Williamson County (GO) (NATL-RE)
            5.000%, 02/15/14.............................   5,000    5,067,600
                                                                  ------------
TOTAL TEXAS..............................................          219,218,474
                                                                  ------------

UTAH -- (1.3%)
Alpine School District (GO) (SCH BD GTY)
            3.000%, 03/15/16.............................   2,770    2,937,723
Salt Lake City Corp. (GO)
            2.000%, 06/30/14.............................  20,000   20,227,800
                                                                  ------------
TOTAL UTAH...............................................           23,165,523
                                                                  ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
VIRGINIA -- (1.7%)
City of Norfolk (GO) Series A
    4.000%, 03/01/16............................. $ 2,000 $ 2,158,500
City of Richmond (GO) Series A (AGM)
    5.000%, 07/15/15.............................   5,040   5,437,354
City of Richmond (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/15/15.............................   5,325   5,744,823
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 04/01/14.............................   9,375   9,559,687
    4.000%, 04/01/16.............................   3,065   3,328,100
Loudoun County (GO) Series B (ST AID WITHHLDG)
    5.000%, 12/01/13.............................   5,285   5,306,087
                                                          -----------
TOTAL VIRGINIA...................................          31,534,551
                                                          -----------

WASHINGTON -- (6.7%)
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
    5.000%, 02/01/18.............................   3,000   3,473,760
City of Seattle (GO)
    5.000%, 05/01/14.............................   8,300   8,496,212
City of Seattle (GO) Series B
    5.000%, 08/01/15.............................   7,385   7,982,447
City of Seattle Municipal Light & Power Revenue
 (RB) Series A
    5.000%, 02/01/14.............................   4,760   4,815,121
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................   3,890   4,639,097
King County School District No. 1 (GO) (SCH BD
 GTY)
    5.000%, 12/01/13.............................  15,000  15,059,850
King County School District No. 414 (GO)
 (NATL-RE SCH BD GTY)
    5.000%, 12/01/13.............................   1,500   1,505,985
King County School District No. 414 Lake
 Washington (GO) (SCH BD GTY)
    4.000%, 12/01/15.............................   2,430   2,605,640
King County Sewer Enterprise (RB)
    4.000%, 01/01/15.............................   6,595   6,881,751
    4.000%, 01/01/16.............................   6,510   7,019,798
King County Sewer Revenue (RB) Series B
    5.000%, 01/01/14.............................   5,075   5,116,361
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/18.............................   2,390   2,813,675

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
WASHINGTON -- (Continued)
Snohomish County Public Utility District No.1
 (RB)
    5.000%, 12/01/15............................. $     5,000 $    5,448,050
Washington State (GO)
    5.000%, 07/01/17.............................         750        865,598
Washington State (GO) (AGM)
    5.000%, 07/01/14.............................       5,145      5,307,376
Washington State (GO) Series 2010C
    5.000%, 01/01/15.............................       6,100      6,437,025
Washington State (GO) Series A
    5.000%, 01/01/16.............................       2,000      2,198,620
    5.000%, 08/01/18.............................       2,735      3,237,283
Washington State (GO) Series C
    5.000%, 02/01/14.............................       6,895      6,975,189
Washington State (GO) Series D
    5.000%, 01/01/14.............................       3,330      3,355,841
Washington State (GO) Series R-2010A
    5.000%, 01/01/15.............................      10,960     11,565,540
    5.000%, 01/01/17.............................       1,215      1,383,496
Washington State (GO) Series R-2011C
    4.000%, 07/01/15.............................       4,000      4,243,520
                                                              --------------
TOTAL WASHINGTON.................................                121,427,235
                                                              --------------

WISCONSIN -- (3.2%)
City of Milwaukee Series R1
    1.750%, 12/05/13.............................      10,000     10,016,200
State of Wisconsin (GO) Series 1
    5.000%, 05/01/19.............................       2,000      2,374,460
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/15.............................      18,510     19,801,443
    5.000%, 05/01/16.............................      14,075     15,628,599
Wisconsin State (GO) Series A
    4.000%, 05/01/16.............................       5,090      5,526,111
    5.000%, 05/01/16.............................       4,780      5,307,616
                                                              --------------
TOTAL WISCONSIN..................................                 58,654,429
                                                              --------------
TOTAL MUNICIPAL BONDS............................              1,732,896,481
                                                              --------------

                                                    SHARES
                                                    ------
TEMPORARY CASH INVESTMENTS -- (4.6%)
    JPMorgan Tax Free Money Market Fund..........  83,933,841     83,933,841
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,802,150,776)..........................              $1,816,830,322
                                                              ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 Municipal Bonds............          -- $1,732,896,481   --    $1,732,896,481
 Temporary Cash Investments. $83,933,841             --   --        83,933,841
                             ----------- --------------   --    --------------
 TOTAL...................... $83,933,841 $1,732,896,481   --    $1,816,830,322
                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (96.9%)
ALASKA -- (0.2%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18............................. $  400 $  449,180
                                                         ----------

ARIZONA -- (0.5%)
City of Phoenix (GO) Series A
    5.000%, 07/01/15.............................    400    430,816
City of Scottsdale (GO)
    5.000%, 07/01/15.............................    500    538,345
Pima County (GO)
    3.000%, 07/01/16.............................    450    476,325
                                                         ----------
TOTAL ARIZONA....................................         1,445,486
                                                         ----------

ARKANSAS -- (1.2%)
Arkansas State (GO)
    5.000%, 04/01/18.............................  2,500  2,937,000
Springdale School District No. 50 (GO) Series
 A (ST AID WITHHLDG)
    4.000%, 06/01/16.............................    400    434,124
                                                         ----------
TOTAL ARKANSAS...................................         3,371,124
                                                         ----------

CALIFORNIA -- (0.1%)
Los Angeles Unified School District (GO) Series
 KRY
    5.000%, 07/01/15.............................    250    269,260
                                                         ----------

COLORADO -- (2.2%)
Adams & Arapahoe Joint School District 28J (GO)
 (ST AID WITHHLDG)
    5.000%, 12/01/21.............................    425    505,988
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
    3.000%, 12/15/16.............................    750    802,515
Boulder County (RB)
    5.000%, 07/15/18.............................    540    631,497
City & County of Denver (GO) Series A
    5.000%, 08/01/19.............................  2,085  2,491,137
Denver City & County School District No. 1 (GO)
 Series C (ST AID WITHHLDG)
    3.000%, 12/01/23.............................  1,540  1,553,352
                                                         ----------
TOTAL COLORADO...................................         5,984,489
                                                         ----------

CONNECTICUT -- (2.7%)
City of Middletown (GO)
    4.000%, 04/01/22.............................  1,350  1,495,085
Connecticut State (GO) Series E
    5.000%, 08/15/19.............................  2,775  3,286,904

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CONNECTICUT -- (Continued)
Connecticut State (ST) Revenue Series A (AMBAC)
    4.000%, 08/01/16............................. $  300 $  328,182
Town of Trumbull (GO) Series A
    3.000%, 09/01/15.............................  1,630  1,708,696
    3.000%, 09/01/16.............................    450    478,481
                                                         ----------
TOTAL CONNECTICUT................................         7,297,348
                                                         ----------

DELAWARE -- (0.9%)
Delaware State (GO) Series A
    5.000%, 08/01/23.............................  2,000  2,443,300
                                                         ----------

FLORIDA -- (2.2%)
City of Jacksonville (RB)
    5.000%, 10/01/18.............................    315    369,722
City of Tallahassee Energy System (RB)
    5.000%, 10/01/20.............................    250    288,895
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17.............................    150    171,970
    5.000%, 06/01/19.............................    610    721,923
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17.............................    300    343,941
    5.000%, 06/01/20.............................    800    951,448
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22.............................  1,000  1,191,810
Pasco County Water & Sewer (RB) Series A
    4.000%, 10/01/17.............................    320    356,029
Tampa Bay Water Supply (RB)
    5.000%, 10/01/19.............................    450    536,445
Tampa Bay Water Supply (RB) Series A
    5.000%, 10/01/16.............................  1,000  1,123,460
                                                         ----------
TOTAL FLORIDA....................................         6,055,643
                                                         ----------

GEORGIA -- (1.8%)
DeKalb County Water & Sewerage Revenue (RB)
 Series B
    5.250%, 10/01/24.............................  2,830  3,351,852
Georgia State Road & Tollway Authority (RB)
 Series A
    5.000%, 06/01/16.............................  1,200  1,332,276
Gordon County School District (GO) (ST AID
 WITHHLDG)
    3.000%, 09/01/17.............................    250    267,730
                                                         ----------
TOTAL GEORGIA....................................         4,951,858
                                                         ----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
HAWAII -- (3.1%)
City & County of Honolulu (GO) Series B
     5.000%, 08/01/20.............................. $1,470 $1,747,712
City & County of Honolulu (GO) Series B (AGM)
     5.250%, 07/01/17..............................    545    630,483
City & County of Honolulu (GO) Series C
     2.000%, 11/01/16..............................  1,230  1,278,327
Hawaii State (GO) Series DO
     5.000%, 08/01/16..............................    100    112,196
Hawaii State (GO) Series EA
     5.000%, 12/01/21..............................    850  1,018,181
Hawaii State (GO) Series EF
     5.000%, 11/01/22..............................  3,070  3,689,925
                                                           ----------
TOTAL HAWAII.......................................         8,476,824
                                                           ----------

ILLINOIS -- (0.3%)
Chicago Park District (GO) Series 2008E
     5.000%, 11/15/18..............................    250    287,382
University of Illinois (RB) Series A
     5.000%, 04/01/20..............................    500    580,295
                                                           ----------
TOTAL ILLINOIS.....................................           867,677
                                                           ----------

IOWA -- (0.3%)
City of Ankeny (GO) Series D
     4.000%, 06/01/18..............................    700    780,003
                                                           ----------

KANSAS -- (2.2%)
City of Topeka (GO) Series A
     4.000%, 08/15/15..............................    450    478,917
Johnson County (GO) Series B
     3.000%, 09/01/22..............................  2,260  2,347,101
Johnson County Unified School District No. 232
 (GO) Series A
     5.000%, 09/01/17..............................    400    457,744
Sedgwick County (GO) Series B
     3.000%, 08/01/17..............................    500    538,900
Sedgwick County Unified School District No. 260
 (GO)
     5.000%, 10/01/21..............................  1,325  1,569,608
Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18..............................    580    623,227
                                                           ----------
TOTAL KANSAS.......................................         6,015,497
                                                           ----------

LOUISIANA -- (4.1%)
Bossier Parish School Board (GO)
     4.000%, 03/01/17..............................  1,020  1,121,143
Lafayette Louisiana Public Improvement Sales
 (RB) Series ST-A
     4.000%, 03/01/17..............................  1,330  1,459,582

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
LOUISIANA -- (Continued)
Louisiana State (GO) Series C
    5.000%, 07/15/22............................. $6,445 $ 7,747,083
Saint Tammany Parish Wide School District No.12
 (GO) (ASSURED GTY)
    5.000%, 03/01/16.............................    575     631,707
                                                         -----------
TOTAL LOUISIANA..................................         10,959,515
                                                         -----------

MARYLAND -- (4.0%)
City of Baltimore (GO) Series B
    5.000%, 10/15/22.............................  4,860   5,776,887
Maryland State (GO) Series A
    5.000%, 03/01/16.............................  1,000   1,107,200
Prince George's County (GO) Series B
    4.000%, 03/01/22.............................  2,480   2,811,675
Town of Ocean City (GO)
    3.000%, 10/01/18.............................    825     887,362
University System of Maryland (RB) Series D
    3.000%, 04/01/15.............................    135     140,187
                                                         -----------
TOTAL MARYLAND...................................         10,723,311
                                                         -----------

MASSACHUSETTS -- (8.0%)
City of Boston (GO) Series B
    4.000%, 01/01/23.............................  1,795   2,010,957
City of Woburn (GO)
    4.000%, 09/01/22.............................    350     388,689
Commonwealth of Massachusetts (GO) Series C
 (AMBAC)
    5.500%, 12/01/23.............................  3,500   4,380,180
Massachusetts Bay Transportation Authority (RB)
 Series B
    5.500%, 07/01/24.............................  3,020   3,779,288
Massachusetts Water Resources Authority (RB)
 Series A
    5.000%, 08/01/22.............................  3,000   3,595,800
Massachusetts Water Resources Authority (RB)
 Series J (AGM GO OF AUTH)
    5.250%, 08/01/18.............................  2,000   2,380,160
Town of Auburn (GO)
    2.000%, 03/15/19.............................    750     776,310
Town of Lynnfield (GO)
    4.000%, 07/01/16.............................  1,290   1,405,726
Town of Nantucket (GO)
    3.000%, 10/01/22.............................  1,115   1,167,427
Town of Reading (GO)
    5.000%, 02/01/18.............................  1,065   1,238,946
Town of Westwood (GO)
    3.000%, 06/01/16.............................    600     637,812
                                                         -----------
TOTAL MASSACHUSETTS..............................         21,761,295
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MICHIGAN -- (1.6%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22............................. $  500 $  544,660
Michigan Finance Authority (RB)
    5.000%, 07/01/16.............................  2,500  2,787,225
University of Michigan (RB) Series A
    4.000%, 04/01/23.............................  1,000  1,113,480
                                                         ----------
TOTAL MICHIGAN...................................         4,445,365
                                                         ----------

MINNESOTA -- (2.7%)
Lakeville Minnesota Independent School District
 No. 194 (GO) Series D
    5.000%, 02/01/22.............................  4,000  4,740,280
Rochester Independent School District No. 535
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/22.............................  1,240  1,303,835
Stillwater Independent School District No. 834
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/16.............................  1,200  1,261,476
                                                         ----------
TOTAL MINNESOTA..................................         7,305,591
                                                         ----------

MISSISSIPPI -- (1.2%)
Mississippi State (GO) Series F
    5.000%, 11/01/21.............................  2,750  3,280,200
                                                         ----------

MISSOURI -- (0.6%)
City of Kansas (GO) Series A
    4.000%, 02/01/22.............................  1,150  1,276,787
City of Liberty (GO)
    4.000%, 03/01/16.............................    385    414,861
                                                         ----------
TOTAL MISSOURI...................................         1,691,648
                                                         ----------

NEBRASKA -- (1.2%)
Douglas County School District No. 17 (GO)
    4.000%, 06/15/22.............................  3,000  3,341,700
                                                         ----------

NEVADA -- (1.2%)
Clark County (RB) (AMBAC)
    5.000%, 07/01/16.............................    400    442,156
Clark County School District (GO) Series A
    5.000%, 06/15/19.............................  1,500  1,746,345
Clark County School District (GO) Series A
 (NATL-RE FGIC)
    4.500%, 06/15/17.............................    400    447,564
Nevada State (GO) Series D
    5.000%, 06/01/17.............................    425    485,150
                                                         ----------
TOTAL NEVADA.....................................         3,121,215
                                                         ----------

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW HAMPSHIRE -- (0.9%)
City of Dover (GO)
    3.000%, 06/15/19............................. $  600 $  634,632
City of Nashua (GO)
    5.000%, 03/15/17.............................    330    374,223
City of Portsmouth (GO)
    4.000%, 09/15/16.............................  1,395  1,526,005
                                                         ----------
TOTAL NEW HAMPSHIRE..............................         2,534,860
                                                         ----------

NEW JERSEY -- (2.6%)
Essex County (GO) Series A
    5.000%, 08/01/20.............................  1,000  1,168,990
New Milford School District (GO) (SCH BD RES FD)
    4.000%, 08/15/16.............................    440    473,427
Princeton Regional School District (GO) (ST AID
 WITHHLDG)
    1.750%, 02/01/22.............................  1,095  1,008,112
South Orange & Maplewood School District (GO)
 (SCH BD RES FD)
    3.000%, 03/01/22.............................    350    355,939
Township of Livingston (GO)
    3.000%, 01/15/21.............................    350    361,683
Township of North Brunswick (GO)
    2.000%, 08/01/18.............................  1,075  1,095,522
Union County (GO) Series B
    3.000%, 03/01/22.............................  2,360  2,453,527
                                                         ----------
TOTAL NEW JERSEY.................................         6,917,200
                                                         ----------

NEW MEXICO -- (0.9%)
Farmington Municipal School District No. 5 (GO)
 (ST AID WITHHLDG)
    4.000%, 09/01/20.............................    945  1,052,824
Las Cruces School District No. 2 (GO) Series A
 (ST AID WITHHLDG)
    4.000%, 08/01/19.............................  1,000  1,116,530
    4.000%, 08/01/20.............................    125    139,100
                                                         ----------
TOTAL NEW MEXICO.................................         2,308,454
                                                         ----------

NEW YORK -- (2.5%)
Albany County (GO) Series B
    4.000%, 11/01/18.............................  2,470  2,777,144
City of New York (GO) Series B
    5.000%, 08/01/19.............................    600    707,094
    5.000%, 08/01/22.............................    600    706,764
City of New York (GO) Series C
    5.250%, 08/01/18.............................    430    510,638
City of New York (GO) Series F
    3.000%, 08/01/15.............................    150    156,912
Malverne Union Free School District (GO) (ST AID
 WITHHLDG)
    2.125%, 08/01/17.............................    605    624,499

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19.............................. $  525 $  620,792
New York State Urban Development Corp. (RB)
     5.000%, 12/15/18..............................    510    607,747
                                                           ----------
TOTAL NEW YORK.....................................         6,711,590
                                                           ----------

NORTH CAROLINA -- (3.3%)
City of High Point (GO)
     5.000%, 03/01/18..............................    700    817,495
Lincoln County (GO) Series A
     2.000%, 06/01/17..............................    500    513,235
North Carolina State (GO) Series D
     4.000%, 06/01/23..............................  6,200  6,959,190
Onslow County (GO)
     5.000%, 04/01/17..............................    600    684,270
                                                           ----------
TOTAL NORTH CAROLINA...............................         8,974,190
                                                           ----------

NORTH DAKOTA -- (0.1%)
North Dakota State Board of Higher Education
 (RB) Series A
     2.000%, 04/01/16..............................    300    306,246
                                                           ----------

OHIO -- (2.7%)
City of Columbus (GO) Series 1
     5.000%, 07/01/22..............................  2,500  3,005,225
Oakwood City School District (GO)
     2.000%, 12/01/17..............................    280    288,198
Ohio State (GO) Series A
     5.000%, 09/01/19..............................    550    654,561
     3.000%, 02/01/22..............................    500    519,255
     5.000%, 09/15/22..............................    500    600,550
Ohio State (GO) Series B
     5.000%, 08/01/17..............................    400    461,436
Ohio State (GO) Series C
     5.000%, 09/15/21..............................  1,000  1,196,310
Ohio State Major New Street Infrastructure
 Project (RB) Series 2008-1
     5.500%, 06/15/15..............................    500    540,400
                                                           ----------
TOTAL OHIO.........................................         7,265,935
                                                           ----------

OKLAHOMA -- (1.2%)
City of Tulsa (GO)
     5.000%, 12/01/17..............................    400    463,860
Cleveland County Independent School District
 No. 29 (GO)
     1.500%, 03/01/16..............................  1,250  1,277,950
Tulsa County Independent School District No. 1
 (GO)
     2.000%, 09/01/15..............................  1,090  1,121,425

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
OKLAHOMA -- (Continued)
Tulsa County Independent School District No. 3
 (GO)
    2.000%, 04/01/16............................. $  425 $  440,015
                                                         ----------
TOTAL OKLAHOMA...................................         3,303,250
                                                         ----------

OREGON -- (2.2%)
City of Portland (GO)
    4.000%, 06/01/20.............................    935  1,038,056
Deschutes County (GO)
    3.000%, 12/01/15.............................    225    235,438
Deschutes County Administrative School District
 No. 1 (GO) (NATL-RE FGIC)
    5.000%, 06/15/16.............................    200    222,102
Lane County School District No. 4J Eugene (GO)
 Series A (SCH BD GTY)
    5.000%, 06/15/23.............................  3,355  4,019,994
Washington County School District No. 1 (GO)
 (NATL-RE FGIC)
    5.250%, 06/15/17.............................    400    461,220
                                                         ----------
TOTAL OREGON.....................................         5,976,810
                                                         ----------

PENNSYLVANIA -- (0.8%)
Marple Newtown School District (GO) (AGM ST AID
 WITHHLDG)
    4.000%, 06/01/16.............................    375    404,989
Monroe County (GO)
    4.000%, 12/15/18.............................    400    446,096
West View Municipal Authority (RB)
    4.000%, 11/15/20.............................  1,100  1,218,448
                                                         ----------
TOTAL PENNSYLVANIA...............................         2,069,533
                                                         ----------

RHODE ISLAND -- (0.7%)
Rhode Island State & Providence Plantations (GO)
 Series A
    5.000%, 08/01/22.............................  1,605  1,874,255
                                                         ----------

SOUTH CAROLINA -- (2.6%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22.............................  3,485  4,135,824
Berkeley County School District (GO) Series B
 (SCSDE)
    5.000%, 03/01/22.............................  2,120  2,526,446
Clemson University (RB)
    3.000%, 05/01/21.............................    350    367,997
                                                         ----------
TOTAL SOUTH CAROLINA.............................         7,030,267
                                                         ----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
TENNESSEE -- (4.4%)
City of Johnson City (GO)
     2.000%, 06/01/18.............................. $1,000 $ 1,040,020
     3.000%, 06/01/19..............................    875     948,325
City of Pigeon Forge (GO)
     4.000%, 06/01/21..............................    670     753,194
Hamilton County (GO)
     3.000%, 03/01/22..............................  4,550   4,761,757
Putnam County (GO)
     4.000%, 04/01/23..............................    750     827,220
Williamson County (GO)
     4.000%, 03/01/18..............................  1,445   1,629,873
Williamson County (GO) Series A
     4.000%, 05/01/22..............................    300     343,857
Wilson County (GO) (NATL-RE)
     5.000%, 04/01/15..............................    450     479,444
Wilson County (GO) Series B
     4.000%, 04/01/20..............................  1,040   1,155,856
                                                           -----------
TOTAL TENNESSEE....................................         11,939,546
                                                           -----------

TEXAS -- (11.3%)
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/20..............................    350     418,317
City of Copperas Cove (GO)
     4.000%, 08/15/15..............................    750     798,052
City of Denton (GO)
     4.000%, 02/15/22..............................  2,510   2,774,052
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/19..............................    400     469,444
City of Houston (GO) Series A
     5.000%, 03/01/21..............................  2,600   3,089,788
City of Richardson (GO)
     4.250%, 02/15/18..............................    400     453,400
City of San Antonio Electric & Gas (RB) Series D
     5.000%, 02/01/19..............................    400     470,716
City of Southlake (GO)
     3.000%, 02/15/23..............................  1,510   1,558,214
Galveston County (GO)
     5.000%, 02/01/22..............................  1,000   1,177,730
Grayson County (GO)
     5.000%, 01/01/21..............................  1,990   2,336,837
Harris County (GO) Series A
     4.000%, 10/01/18..............................    430     487,186
Harris County Metropolitan Transit Authority
 (RB) Series B
     4.000%, 11/01/18..............................    400     449,124
Hays Consolidated Independent School District
 (GO) (PSF-GTD)
     5.000%, 08/15/23..............................    855   1,024,598
Hidalgo County Drain District No. 1 (GO)
     5.000%, 09/01/22..............................  3,610   4,273,337

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Houston Community College System (GO)
    5.000%, 02/15/17............................. $1,000 $ 1,133,860
La Porte Independent School District (GO)
    5.000%, 02/15/21.............................  1,700   1,995,953
Mansfield Independent School District (GO)
    5.000%, 02/15/20.............................  1,000   1,169,700
Mansfield Independent School District (GO)
 Series A (PSF-GTD)
    5.000%, 02/15/22.............................    895   1,075,423
Pflugerville Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/16.............................    350     392,256
Texas A&M University (RB) Series B
    5.000%, 05/15/21.............................  4,000   4,782,240
Texas Transportation Commission (RB)
    5.250%, 04/01/26.............................    300     367,737
                                                         -----------
TOTAL TEXAS......................................         30,697,964
                                                         -----------

UTAH -- (1.0%)
Davis County (GO)
    4.000%, 02/01/18.............................    350     387,775
North Davis County Sewer District (RB)
    3.000%, 03/01/21.............................  2,135   2,221,959
                                                         -----------
TOTAL UTAH.......................................          2,609,734
                                                         -----------

VIRGINIA -- (3.3%)
City of Newport News (GO) Series A
    2.000%, 07/15/18.............................    515     530,651
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.............................  2,500   2,851,725
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22.............................  4,000   4,872,400
Virginia State Public School Authority (RB)
 Series D (ST AID WITHHLDG)
    5.250%, 08/01/18.............................    500     592,245
                                                         -----------
TOTAL VIRGINIA...................................          8,847,021
                                                         -----------

WASHINGTON -- (12.4%)
Benton County School District No. 400 Richland
 (GO)
    5.000%, 12/01/22.............................  4,705   5,603,890

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
City of Seattle Municipal Light & Power (RB)
 Series A
    5.000%, 06/01/22............................. $  310 $  368,934
City of Seattle Municipal Light & Power (RB)
 Series B
    5.000%, 02/01/16.............................    425    467,823
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.............................  6,000  7,233,480
Clark County School District No.119 Battleground
 (GO) (SCH BD GTY)
    4.000%, 12/01/22.............................  2,320  2,567,126
King County (GO)
    5.000%, 01/01/21.............................    425    502,142
King County School District No. 210 (GO) (SCH BD
 GTY)
    2.000%, 12/01/18.............................  1,200  1,242,900
King County School District No. 412 (GO) (SCH BD
 GTY)
    4.000%, 12/01/21.............................  1,000  1,109,790
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,880  3,417,869
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/19.............................  1,655  1,953,099
Snohomish County School District No. 15 Edmonds
 (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  1,225  1,458,215
Spokane County (GO)
    5.000%, 12/01/22.............................  1,025  1,211,745
Spokane County Wastewater System (RB) Series A
    5.000%, 12/01/15.............................    300    327,663
Thurston County School District No. 111 (GO)
 (SCH BD GTY)
    5.000%, 12/01/21.............................    425    505,988

                                                       FACE
                                                      AMOUNT      VALUE+
                                                      ------      ------
                                                      (000)
WASHINGTON -- (Continued)
Washington State (GO)
     5.000%, 07/01/17.............................. $      300 $    346,239
     5.000%, 07/01/23..............................      1,800    2,151,450
Washington State (GO) Series B-1
     5.000%, 08/01/21..............................      1,300    1,556,659
Washington State (GO) Series D
     5.000%, 02/01/19..............................        400      474,044
Washington State (GO) Series R-2012C
     4.000%, 07/01/21..............................        850      954,049
                                                               ------------
TOTAL WASHINGTON...................................              33,453,105
                                                               ------------

WISCONSIN -- (1.7%)
Milwaukee County (GO) Series A
     5.000%, 10/01/16..............................        520      583,076
Milwaukee County Metropolitan Sewer District
 (GO) Series A
     5.500%, 10/01/15..............................        350      384,272
Sun Prairie Area School District (GO)
     4.000%, 03/01/20..............................        570      621,790
Swallow School District (GO)
     2.000%, 04/01/16..............................        390      400,281
Wisconsin State (GO) Series 2
     5.000%, 11/01/20..............................      2,100    2,524,179
                                                               ------------
TOTAL WISCONSIN....................................               4,513,598
                                                               ------------
TOTAL MUNICIPAL BONDS..............................             262,371,087
                                                               ------------

                                                      SHARES
                                                      ------
TEMPORARY CASH INVESTMENTS -- (3.1%)
     JPMorgan Tax Free Money Market Fund...........  8,306,555    8,306,555
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $272,098,571)..............................             $270,677,642
                                                               ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $262,371,087   --    $262,371,087
    Temporary Cash Investments. $8,306,555           --   --       8,306,555
                                ---------- ------------   --    ------------
    TOTAL...................... $8,306,555 $262,371,087   --    $270,677,642
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (93.4%)
CALIFORNIA -- (93.4%)
Anaheim Public Financing Authority (RB)
    4.000%, 08/01/14............................. $  550 $  564,922
Anaheim Union High School District (GO) (AGM)
    5.000%, 08/01/14.............................    800    828,336
Atascadero Unified School District (GO) Series A
 (AGM)
    3.000%, 08/01/15.............................    315    326,718
Bay Area Toll Authority (RB)
    4.000%, 04/01/18.............................  1,690  1,918,133
Bay Area Toll Authority (RB) Series F
    3.900%, 04/01/14.............................    900    913,527
    5.000%, 04/01/14.............................  1,000  1,019,490
    5.000%, 04/01/15.............................    795    847,367
Berkeley Unified School District (GO)
    3.000%, 08/01/15.............................  1,000  1,045,360
California Educational Facilities Authority (RB)
    5.000%, 10/01/16.............................    700    777,210
California Educational Facilities Authority (RB)
 Series A
    4.000%, 11/01/19.............................    850    942,965
California Educational Facilities Authority (RB)
 Series P
    5.250%, 12/01/13.............................  1,125  1,129,162
California Educational Facilities Authority (RB)
 Series T-4
    5.000%, 03/15/14.............................  3,890  3,958,347
California State (GO)
    4.200%, 11/01/13.............................  1,825  1,825,000
    5.000%, 03/01/14.............................  2,925  2,970,952
    5.000%, 03/01/14.............................  2,850  2,894,773
    5.000%, 03/01/14.............................    800    812,568
    5.000%, 04/01/14.............................  2,250  2,294,415
    5.000%, 04/01/14.............................    555    565,956
    5.000%, 05/01/14.............................  5,075  5,195,480
    4.500%, 06/01/14.............................    750    768,653
    5.000%, 06/01/14.............................  3,465  3,561,084
    5.000%, 08/01/14.............................  1,480  1,532,866
    4.000%, 09/01/14.............................    875    902,598
    4.000%, 10/01/14.............................  1,600  1,655,424
    3.000%, 11/01/14.............................    665    683,520
    5.000%, 11/01/14.............................  9,000  9,428,400
    6.000%, 02/01/15.............................    950  1,018,020
    3.000%, 03/01/15.............................    500    518,275
    5.000%, 03/01/15.............................    500    531,465
    5.000%, 03/01/15.............................  3,900  4,145,427
    4.000%, 04/01/15.............................    700    736,911
    5.000%, 04/01/15.............................  1,000  1,066,750

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
    5.000%, 09/01/15............................. $ 1,000 $ 1,084,960
    5.000%, 10/01/15.............................   1,000   1,088,630
    5.000%, 10/01/15.............................     500     544,315
    3.000%, 11/01/15.............................     500     526,340
    5.000%, 12/01/15.............................     700     766,381
    5.000%, 02/01/16.............................   1,275   1,405,891
    5.000%, 03/01/16.............................   1,245   1,376,933
    3.000%, 09/01/16.............................   1,500   1,603,635
    5.000%, 09/01/16.............................   2,350   2,643,844
    4.000%, 10/01/16.............................   1,175   1,291,689
    5.000%, 10/01/16.............................   2,795   3,153,012
    5.000%, 10/01/16.............................   2,090   2,357,708
    5.000%, 11/01/16.............................   3,410   3,857,051
    4.000%, 09/01/17.............................     425     475,239
    5.000%, 09/01/17.............................   3,600   4,160,664
    5.000%, 11/01/17.............................     800     928,912
    5.500%, 04/01/18.............................   6,915   8,210,041
    5.000%, 09/01/18.............................     250     293,865
    5.500%, 04/01/19.............................   1,600   1,920,032
    5.000%, 10/01/19.............................   4,415   5,219,369
    5.000%, 09/01/21.............................     800     943,136
California State (GO) (AMBAC)
    5.000%, 02/01/14.............................     770     778,994
    6.000%, 04/01/16.............................   1,265   1,433,435
    6.000%, 02/01/17.............................   1,000   1,168,720
California State (GO) (NATL-RE FGIC)
    5.000%, 03/01/14.............................   1,565   1,589,586
California State (GO) (NATL-RE)
    4.000%, 09/01/14.............................   1,000   1,031,540
    4.125%, 06/01/15.............................     200     212,056
    5.000%, 06/01/15.............................     310     332,937
    4.000%, 09/01/15.............................     500     533,405
California State (GO) Series 2
    4.000%, 09/01/15.............................     750     800,108
California State Department of Transportation
 (RB) Series A (NATL-RE FGIC)
    5.000%, 02/01/14.............................  13,835  13,994,518
    5.000%, 02/01/15.............................   3,360   3,556,426
California State Department of Water Resources
 (RB)
    5.500%, 12/01/13.............................   1,075   1,079,719
California State Department of Water Resources
 (RB) (NATL-RE)
    5.000%, 12/01/14.............................   1,500   1,576,905
California State Department of Water Resources
 (RB) Series AE
    5.000%, 12/01/14.............................     575     604,480

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB)
 Series L
            5.000%, 05/01/14............................. $1,200 $1,228,308
            4.000%, 05/01/15.............................  2,790  2,945,821
            5.000%, 05/01/15.............................  4,050  4,336,335
            5.000%, 05/01/16.............................    385    429,121
            5.000%, 05/01/17.............................  2,510  2,887,931
California State Department of Water Resources (RB)
 Series M
            5.000%, 05/01/14.............................    750    767,693
            4.000%, 05/01/15.............................  3,400  3,589,890
            4.000%, 05/01/16.............................  2,250  2,447,460
            5.000%, 05/01/18.............................    500    588,540
            4.000%, 05/01/19.............................    425    482,702
California State Economic Recovery (GO) Series A
            5.250%, 07/01/14.............................     95     98,147
            5.250%, 07/01/14.............................  2,445  2,526,174
California State Economic Recovery (GO) Series A
 (NATL-RE FGIC)
            5.250%, 07/01/14.............................  4,610  4,763,052
California State Public Works Board (RB)
(currency)  5.500%, 06/01/23 (Pre-refunded @
            $100, 6/1/14)................................  1,550  1,597,042
California State Public Works Board of Regents
 University California (RB) Series A
            5.000%, 03/01/14.............................    860    873,399
California State Public Works Board of Regents
 University California (RB) Series B (NATL-RE FGIC)
            5.000%, 06/01/17.............................  1,275  1,468,073
California State University (RB) Series A
            5.000%, 11/01/15.............................  5,850  6,384,982
            5.000%, 11/01/16.............................    500    564,755
            5.000%, 11/01/19.............................  1,550  1,847,863
            5.000%, 11/01/19.............................  1,000  1,190,290
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/17.............................    500    555,100
City & County of San Francisco (GO)
            4.000%, 06/15/14.............................  2,245  2,297,488
            4.000%, 06/15/15.............................  2,000  2,118,840
            5.000%, 06/15/16.............................    705    788,761
            5.000%, 06/15/16.............................    515    576,187
City & County of San Francisco (GO) Series 2008-R1
            5.000%, 06/15/14.............................    500    514,745

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series A
    5.000%, 06/15/14............................. $6,950 $7,154,955
    5.000%, 06/15/15.............................    750    806,610
    5.000%, 06/15/15.............................  2,490  2,677,945
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21.............................    250    301,528
City & County of San Francisco Public Utilities
 Commission (RB) Series C
    5.000%, 11/01/13.............................    525    525,000
City & County of San Francisco Road Repaving &
 Street Safety Services (GO)
    4.000%, 06/15/14.............................  1,100  1,125,718
City of Bakersfield School District (GO) Series
 A (AGM)
    4.000%, 11/01/14.............................    400    411,660
City of Folsom (GO)
    4.000%, 08/01/14.............................  1,285  1,315,416
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.............................    815    962,931
City of Los Angeles (GO) Series A
    2.500%, 09/01/14.............................  5,850  5,960,448
    3.000%, 09/01/15.............................  3,000  3,143,700
    3.250%, 09/01/16.............................    500    539,655
City of Los Angeles (GO) Series A (NATL-RE)
    5.250%, 09/01/14.............................  1,000  1,041,460
City of Los Angeles (RB) Series A
    4.000%, 06/01/14.............................    520    529,568
    4.000%, 06/01/15.............................  2,000  2,095,920
City of Oakland (GO)
    5.000%, 01/15/15.............................    500    528,430
City of San Francisco Public Utilities
 Commission Wastewater Revenue (RB) Series A
    3.000%, 10/01/15.............................    275    288,613
City of San Francisco Public Utilities
 Commission Water Revenue (RB)
    5.000%, 11/01/15.............................  1,150  1,254,684
City of San Francisco Public Utilities
 Commission Water Revenue (RB) (ETM)
    5.000%, 11/01/15.............................    425    464,134
City of San Francisco Public Utilities
 Commission Water Revenue (RB) Series A (ETM)
    5.000%, 11/01/14.............................  1,560  1,633,304
City of San Jose (GO)
    5.000%, 09/01/14.............................    500    519,365

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
City of Saratoga (GO)
            3.000%, 08/01/16............................. $   450 $   480,308
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19.............................     200     213,178
City of Vernon (RB) Series A
            5.250%, 08/01/14.............................   1,300   1,341,431
Coast Community College District (GO) (NATL-RE)
            5.250%, 08/01/14.............................   1,000   1,037,420
Colton Joint Unified School District (GO)
            5.000%, 08/01/16.............................   1,000   1,111,810
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................   1,000   1,112,140
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18.............................     700     780,430
Contra Costa Community College District (GO) (NATL-RE
 FGIC)
            5.000%, 08/01/14.............................   1,985   2,055,606
Contra Costa County Public Financing Authority (RB)
 Series B (NATL-RE)
            5.000%, 06/01/15.............................   1,700   1,803,870
Contra Costa Water District (RB) Series B
            4.000%, 10/01/14.............................  10,000  10,341,800
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.............................     705     829,672
County of Santa Clara (GO) Series B
            5.000%, 08/01/18.............................   5,000   5,925,900
Cupertino Union School District (GO) Series B
            4.000%, 08/01/15.............................   1,260   1,340,111
Davis Joint Unified School District Community Facilities
 District (ST) (AGM)
            3.000%, 08/15/16.............................     955   1,001,814
Desert Sands Unified School District (GO)
            4.000%, 08/01/18.............................   1,000   1,132,550
Desert Sands Unified School District (GO) (AGM)
(currency)  5.000%, 06/01/21 (Pre-refunded
            @ $100, 6/1/14)..............................   3,275   3,365,030
(currency)  5.000%, 06/01/29 (Pre-refunded
            @ $100, 6/1/14)..............................     600     616,494
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21.............................     210     237,991

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
El Rancho Unified School District (GO) (AGM)
     4.000%, 08/01/20.............................. $  780 $  846,573
Escondido Union School District (GO) Series B
 (NATL-RE FGIC)
     5.500%, 08/01/14..............................    550    570,334
Fairfield-Suisun Sewer District (RB) (ASSURED
 GTY)
     4.000%, 05/01/16..............................  1,000  1,071,520
Fairfield-Suisun Unified School District
 Financing Corp. (GO)
     2.500%, 08/01/16..............................    750    781,140
Folsom Cordova Unified School District School
 Facilities Improvement District No. 4 (GO)
 Series A (NATL-RE)
     5.000%, 10/01/16..............................    550    602,877
Fontana Unified School District (GO)
     5.000%, 08/01/18..............................  3,140  3,702,311
     5.000%, 08/01/19..............................  1,285  1,515,131
     4.000%, 08/01/20..............................  3,620  4,023,558
Foothill-De Anza Community College District (GO)
     4.000%, 08/01/19..............................    550    626,951
Fremont Unified School District/ Alameda County
 (GO)
     5.000%, 08/01/18..............................    750    882,030
Fremont Union High School District (GO)
     5.000%, 09/01/15..............................    925  1,003,236
Fresno Unified School District (GO) Series A
     2.000%, 08/01/14..............................    720    729,454
     4.000%, 08/01/16..............................  1,695  1,830,108
Fresno Unified School District (GO) Series A
 (AGM)
     4.000%, 08/01/17..............................  1,820  1,996,649
Gilroy Public Facilities Financing Authority (RB)
     4.000%, 11/01/14..............................    400    413,752
Glendale Unified School District (GO)
     4.000%, 09/01/15..............................  1,160  1,227,222
Grossmont Union High School District (GO)
 (NATL-RE)
     5.000%, 08/01/15..............................  1,160  1,252,997
Hemet Unified School District (GO) Series A (AGM)
     5.750%, 08/01/14..............................    500    518,760
     5.625%, 08/01/15..............................    355    383,936
Huntington Beach Public Financing Authority (RB)
     3.000%, 09/01/16..............................    950  1,002,459

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
Kern High School District (GO) Series C (NATL-RE
 FGIC)
    5.500%, 08/01/14............................. $   650 $   674,577
Long Beach Unified School District (GO) Series A
    4.000%, 08/01/14.............................   2,335   2,400,473
    5.000%, 08/01/14.............................   1,000   1,035,420
Los Altos Elementary School District (GO)
    5.000%, 08/01/19.............................     975   1,166,695
Los Angeles Community College District (GO)
 Series A (AGM)
    5.250%, 08/01/14.............................   4,000   4,149,680
Los Angeles Community College District (GO)
 Series F-1
    3.250%, 08/01/14.............................   2,300   2,352,118
    3.000%, 08/01/15.............................     500     523,125
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A
    5.000%, 08/15/17.............................     975   1,108,711
Los Angeles County Metropolitan Transportation
 Authority (RB)
    5.000%, 07/01/19.............................   4,000   4,780,280
Los Angeles County Metropolitan Transportation
 Authority (RB) (AMBAC)
    5.000%, 07/01/14.............................     500     515,715
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
    4.000%, 07/01/15.............................  11,825  12,536,865
Los Angeles Department of Water & Power (RB)
 Series A
    5.000%, 07/01/14.............................   4,715   4,861,919
    5.000%, 07/01/16.............................   1,100   1,237,577
    5.000%, 07/01/19.............................   2,990   3,589,495
Los Angeles Municipal Improvement Corp. (RB)
 Series A
    4.000%, 11/01/14.............................   2,770   2,865,787
    4.000%, 11/01/16.............................   1,795   1,942,118
    5.000%, 03/01/17.............................   4,300   4,799,230
Los Angeles Municipal Improvement Corp. (RB)
 Series A (NATL-RE FGIC)
    4.000%, 01/01/16.............................     400     426,232
Los Angeles Municipal Improvement Corp. (RB)
 Series C
    3.000%, 03/01/16.............................     750     784,695
Los Angeles Municipal Improvement Corp. (RB)
 Series E
    5.000%, 09/01/14.............................     690     716,199

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) (NATL-RE)
            5.750%, 07/01/14............................. $2,230 $2,311,038
            5.750%, 07/01/15.............................  1,170  1,274,610
Los Angeles Unified School District (GO) Series A
            4.000%, 07/01/17.............................  5,500  6,160,275
Los Angeles Unified School District (GO) Series A-1
 (FGIC)
            5.500%, 07/01/18.............................  2,395  2,886,454
Los Angeles Unified School District (GO) Series A-2
            5.000%, 07/01/21.............................  1,800  2,167,326
Los Angeles Unified School District (GO) Series E (AMBAC)
            5.000%, 07/01/15.............................    875    942,410
Los Angeles Unified School District (GO) Series G (AMBAC)
            5.000%, 07/01/16.............................    930  1,042,623
Los Angeles Unified School District (GO) Series KRY
            5.000%, 07/01/15.............................  1,250  1,346,300
Los Angeles Wastewater System (RB) Series A
            5.000%, 06/01/14.............................  3,300  3,390,717
Madera County Transportation Authority (RB) (AGM)
            3.000%, 03/01/15.............................  1,020  1,046,041
Manhattan Beach Unified School District (GO) Series F
            4.000%, 09/01/21.............................    500    559,380
Manteca Unified School District (GO) (AGM)
(currency)  5.250%, 08/01/22 (Pre-refunded
            @ $100, 8/1/14)..............................    500    518,670
Metropolitan Water District of Southern California (RB)
 Series B-3
            5.000%, 10/01/14.............................  1,050  1,095,675
Metropolitan Water District of Southern California (RB)
 Series C
            4.000%, 10/01/15.............................    900    962,334
Mount San Antonio Community College District (GO)
 Series C (AGM)
            4.000%, 09/01/14.............................    750    773,400
New Haven Unified School District (GO) (AGM)
            12.000%, 08/01/16............................  2,480  3,226,951
            12.000%, 08/01/17............................  1,500  2,095,890

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Northern California Power Agency (RB) Series A
    5.000%, 07/01/17............................. $1,000 $1,135,880
Oak Park Unified School District (GO) Series A
    4.000%, 08/01/14.............................    600    613,524
Oakland-Alameda County Coliseum Authority (RB)
 Series A
    3.000%, 02/01/14.............................    925    931,133
    5.000%, 02/01/17.............................  3,700  4,161,612
Orange County (RB) Series A (NATL-RE)
    5.000%, 06/01/15.............................  2,000  2,139,460
Orange County Public Financing Authority (RB)
 (NATL-RE)
    5.000%, 07/01/16.............................  3,000  3,307,830
Orange County Sanitation District (RB) Series A
    4.000%, 08/01/14.............................  4,410  4,534,671
Oxnard School District (GO) Series B (ASSURED
 GTY)
    4.000%, 08/01/14.............................    500    512,060
Oxnard Union High School District (GO)
    4.000%, 08/01/14.............................    475    488,248
Palm Springs Financing Authority (RB) Series A
    3.000%, 11/01/15.............................    625    647,419
Palomar Pomerado Health (GO) Series A (AMBAC)
    5.000%, 08/01/15.............................    500    531,965
Pasadena Unified School District (GO)
    5.000%, 05/01/20.............................    550    651,046
Peralta Community College District (GO)
    5.000%, 08/01/17.............................  1,000  1,144,440
    5.000%, 08/01/19.............................  2,220  2,596,401
Peralta Community College District (GO) Series C
    4.000%, 08/01/14.............................    500    513,905
    5.000%, 08/01/15.............................  1,045  1,128,401
Piedmont Unified School District (GO)
    2.000%, 08/01/14.............................    340    344,515
Pleasanton Unified School District (GO) (AGM)
    5.250%, 08/01/16.............................    500    554,965
Poway Unified School District (GO)
    3.250%, 08/01/18.............................  1,350  1,471,891
Rancho Santiago Community College District (GO)
    3.000%, 09/01/15.............................  1,195  1,252,240

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/16............................. $   300 $   338,796
Riverside County Transportation Commission (RB) Series A
            5.000%, 06/01/18.............................     500     587,450
Riverside Unified School District (GO)
            4.000%, 02/01/14.............................     920     928,455
Sacramento Area Flood Control Agency (SA) Series A
 (NATL-RE FGIC)
            5.000%, 10/01/15.............................     765     831,884
Sacramento County Sanitation District (GO) (AMBAC)
(currency)  5.000%, 12/01/35 (Pre-refunded
            @ $100, 12/1/14).............................   4,040   4,246,242
Sacramento County Sanitation District (RB) (NATL-RE)
            5.000%, 08/01/14.............................     750     776,565
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/14.............................   1,000   1,037,120
            5.000%, 08/15/17.............................     620     715,703
San Diego County Regional Transportation Commission (RB)
 Series A
            4.000%, 04/01/18.............................     425     482,766
San Diego Public Facilities Financing Authority (RB)
 Series A
            4.500%, 05/15/14.............................   2,560   2,618,035
San Diego Public Facilities Financing Authority (RB)
 Series B
            5.000%, 05/15/14.............................   1,000   1,025,310
            5.000%, 05/15/16.............................   1,550   1,726,235
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            5.000%, 05/15/18.............................     350     411,145
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A
            5.000%, 08/01/16.............................   6,200   6,945,302
San Diego Unified School District (GO)
            2.000%, 07/01/15.............................  12,600  12,942,846
San Diego Unified School District (GO) Series B
            1.000%, 07/01/15.............................   5,000   5,053,600
San Diego Unified School District (GO) Series F (AGM)
(currency)  5.000%, 07/01/29 (Pre-refunded
            @ $100, 7/1/14)..............................   1,555   1,603,982

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
San Francisco Community College District (GO)
 Series A
     5.000%, 06/15/16.............................. $2,495 $2,776,910
San Francisco Community College District (GO)
 Series A (AGM)
     5.000%, 06/15/15..............................  2,265  2,428,714
San Francisco Community College District (GO)
 Series B
     5.000%, 06/15/14..............................  1,515  1,557,874
San Francisco Community College District (GO)
 Series C
     3.000%, 06/15/14..............................    930    944,973
     4.000%, 06/15/16..............................    845    918,625
     4.000%, 06/15/18..............................    485    540,882
San Francisco Community College District (GO)
 Series C (AGM)
     5.000%, 06/15/14..............................  1,015  1,043,724
San Francisco Unified School District (GO)
     5.000%, 06/15/16..............................    400    445,084
San Francisco Unified School District (GO)
 Series C (NATL-RE)
     5.000%, 06/15/15..............................  1,400  1,505,196
San Jose Unified School District (GO) (NATL-RE
 FGIC)
     5.000%, 08/01/14..............................    810    838,690
San Juan Unified School District (GO) (AGM)
     4.000%, 08/01/14..............................    625    642,525
     4.000%, 08/01/15..............................    600    637,932
San Juan Unified School District (GO) Series B
     3.000%, 08/01/16..............................    700    745,171
San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21..............................    265    289,099
San Marino Unified School District (GO) Series A
     5.250%, 07/01/14..............................    500    515,420
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21..............................  4,225  4,756,927
Santa Clara Unified School District (GO)
     4.000%, 07/01/15..............................    500    530,185
Santa Clara Valley Transportation Authority (RB)
 Series B
     5.000%, 04/01/18..............................  7,645  9,013,990
Santa County Clara (RAN)
     1.250%, 06/30/14..............................  7,000  7,050,610
Santa Margarita-Dana Point Authority (RB) Series
 B (GO OF DIST)
     4.000%, 08/01/17..............................  1,000  1,108,260

                                                     FACE
                                                    AMOUNT       VALUE+
                                                    ------       ------
                                                    (000)
CALIFORNIA -- (Continued)
Solano County Community College District (GO)
 (NATL-RE)
    5.000%, 08/01/15............................. $     1,115 $  1,201,346
Southern California Public Power Authority (RB)
    4.000%, 07/01/15.............................         675      715,865
    5.000%, 07/01/18.............................       1,135    1,339,300
    5.000%, 07/01/18.............................       1,175    1,386,500
Southwestern Community College District (GO)
 Series A
    5.500%, 08/01/17.............................         275      318,541
Union Elementary School District (GO) Series A
    3.000%, 09/01/18.............................       1,130    1,230,559
University of California (RB) Series E (NATL-RE)
    5.000%, 05/15/14.............................       3,180    3,261,154
University of California (RB) Series O
    5.000%, 05/15/14.............................       3,275    3,358,578
Vista Unified School District (GO) (AGM)
    4.000%, 08/01/15.............................       1,000    1,063,220
Washington Township Health Care District (GO)
 Series A
    6.500%, 08/01/14.............................         750      781,995
Washington Unified School District-Yolo County
 (GO)
    4.000%, 08/01/20.............................       1,000    1,097,670
West Contra Costa Unified School District (GO)
 (AGM)
    5.000%, 08/01/17.............................         650      742,339
Westlands Water District (RB) Series A (AGM)
    4.000%, 09/01/20.............................         750      832,058
                                                              ------------
TOTAL MUNICIPAL BONDS............................              481,602,809
                                                              ------------

                                                    SHARES
                                                    ------
COMMERCIAL PAPER -- (4.1%)
    California State University, 0.110%..........   9,000,000    9,000,090
    City & County of San Francisco, 0.070%.......  12,430,000   12,430,000
                                                              ------------
TOTAL COMMERCIAL PAPER.......................................   21,430,090
                                                              ------------

TEMPORARY CASH INVESTMENTS -- (2.5%)
    JPMorgan Tax Free Money Market Fund..........  12,834,988   12,834,988
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $511,934,752)............................              $515,867,887
                                                              ============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ----------- ------------ ------- ------------
   Municipal Bonds............          -- $481,602,809   --    $481,602,809
   Commercial Paper...........          --   21,430,090   --      21,430,090
   Temporary Cash Investments. $12,834,988           --   --      12,834,988
                               ----------- ------------   --    ------------
   TOTAL...................... $12,834,988 $503,032,899   --    $515,867,887
                               =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (98.5%)
CALIFORNIA -- (98.5%)
Albany Unified School District (GO)
    4.000%, 08/01/21............................. $  240 $  261,125
Alhambra Unified School District (GO) Series A
 (ASSURED GTY)
    5.250%, 08/01/18.............................    375    436,470
Alum Rock Union Elementary School District (GO)
 Series A
    5.000%, 09/01/21.............................    730    839,880
Amador County Unified School District (GO)
    4.000%, 08/01/19.............................    385    411,219
Anaheim Public Financing Authority (RB)
    5.000%, 08/01/17.............................    500    569,650
Antelope Valley Union High School District (GO)
    4.000%, 08/01/21.............................    500    545,105
    5.000%, 08/01/22.............................    350    405,780
Azusa Unified School District (GO)
    5.000%, 07/01/21.............................    425    488,380
Baldwin Park Unified School District (GO) (AGM)
    5.000%, 08/01/17.............................    100    113,184
Bay Area Toll Authority (RB) Series F
    5.000%, 04/01/15.............................    150    159,881
Berryessa Union School District (GO) (AMBAC)
    5.375%, 08/01/18.............................    200    226,686
Beverly Hills Unified School District (GO)
    4.000%, 08/01/16.............................    520    568,251
Buena Park School District (GO) (AGM)
    2.500%, 08/01/21.............................     75     72,375
California Educational Facilities Authority (RB)
    5.000%, 10/01/16.............................    500    555,150
California State (GO)
    5.000%, 09/01/15.............................    100    108,496
    5.000%, 11/01/15.............................    100    109,229
    5.000%, 10/01/16.............................    300    338,427
    5.000%, 11/01/16.............................    150    169,665
    4.250%, 08/01/17.............................    100    112,524
    5.000%, 09/01/18.............................  1,325  1,557,484
    5.000%, 10/01/18.............................    250    294,340
    5.500%, 04/01/19.............................  1,075  1,290,021
    3.125%, 10/01/19.............................    100    107,740
    5.000%, 10/01/19.............................    250    295,548
    4.000%, 11/01/19.............................    135    152,199
    5.000%, 09/01/20.............................    700    827,407
    5.000%, 10/01/20.............................    375    443,767

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
     5.000%, 02/01/21.............................. $  700 $  822,283
     5.000%, 04/01/21..............................    475    558,324
     5.000%, 09/01/21..............................  3,705  4,367,899
     5.000%, 02/01/22..............................  1,875  2,203,687
     5.000%, 04/01/22..............................    500    588,420
     4.000%, 09/01/22..............................    525    578,245
     5.250%, 09/01/22..............................    750    899,212
     5.250%, 10/01/22..............................    810    971,797
     5.000%, 02/01/23..............................    350    410,421
California State Department of Water Resources
 (RB) Series L
     5.000%, 05/01/17..............................    450    517,756
     5.000%, 05/01/20..............................  1,000  1,199,890
California State Department of Water Resources
 (RB) Series M
     5.000%, 05/01/16..............................    900  1,003,383
     4.000%, 05/01/19..............................    455    516,775
California State Economic Recovery (GO) Series A
     5.000%, 07/01/16..............................    280    313,432
     5.000%, 07/01/17..............................    250    288,435
     4.400%, 07/01/18..............................    410    472,849
California State University (RB) Series A
     5.000%, 11/01/15..............................    400    436,580
     5.000%, 11/01/16..............................    530    598,640
     2.500%, 11/01/18..............................  1,500  1,592,655
     5.000%, 11/01/19..............................    450    536,476
California State University (RB) Series C (AGM)
     5.000%, 11/01/22..............................    100    119,393
Campbell Union High School District (GO)
     4.000%, 08/01/17..............................    200    221,342
Capistrano Unified School District School
 Facilities Improvement District No. 1 (GO)
     4.000%, 08/01/22..............................    410    449,557
Chaffey Community College District (GO) Series E
     4.000%, 06/01/22..............................    335    369,472
Chico Unified School District (GO) Series B (AGM)
     4.000%, 08/01/15..............................    100    105,603
Chino Valley Unified School District (GO) Series
 A
     4.000%, 08/01/21..............................    200    218,774
Chula Vista Elementary School District (GO)
     5.000%, 08/01/22..............................  1,835  2,158,382
City & County of San Francisco (GO)
     4.000%, 06/15/20..............................    800    911,368

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21............................. $  470 $  566,872
City of El Monte School District (GO) Series A
 (ASSURED GTY)
    5.000%, 08/01/15.............................    175    187,696
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.............................    250    295,378
City of Los Angeles (GO) Series A
    4.000%, 09/01/18.............................    780    887,913
City of Los Angeles (GO) Series B
    5.000%, 09/01/19.............................    600    717,390
City of Los Angeles (RB) Series A
    4.000%, 06/01/15.............................    275    288,189
City of Riverside Water Revenue (RB) Series A
    5.000%, 10/01/18.............................    300    355,722
City of San Francisco Public Utilities
 Commission Water Revenue (RB) Series A
    5.000%, 11/01/15.............................     40     43,641
    5.000%, 11/01/15.............................    135    147,431
Colton Joint Unified School District (GO)
    5.000%, 08/01/21.............................    900  1,053,252
Colton Joint Unified School District (GO) Series
 C (NATL-RE FGIC)
    5.000%, 02/01/15.............................    140    148,004
Conejo Valley Unified School District (GO)
    2.000%, 08/01/18.............................  2,350  2,400,290
    4.000%, 08/01/18.............................    115    128,214
Contra Costa County Public Financing Authority
 (RB) Series B (NATL-RE)
    5.000%, 06/01/15.............................    200    212,220
Contra Costa County Walnut Creek Elementary
 School District (GO)
    1.500%, 09/01/17.............................    500    509,730
Cupertino Union School District (GO) Series A
    4.000%, 08/01/17.............................    275    307,890
Davis Joint Unified School District Community
 Facilities District (ST) (AGM)
    3.000%, 08/15/22.............................  1,000    987,030
Davis Joint Unified School District Community
 Facilities District No. 2 (ST) (AGM)
    3.000%, 08/15/19.............................    500    520,475
East Side Union High School District (GO)
    4.000%, 08/01/21.............................    600    666,966
East Side Union High School District (GO) Series
 D
    3.000%, 08/01/19.............................    825    883,864

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
El Dorado Irrigation District & El Dorado Water
 Agency (CP) Series A (ASSURED GTY)
     4.000%, 08/01/16.............................. $  530 $  566,893
Enterprise Elementary School District (GO)
     4.000%, 09/01/19..............................    500    546,915
Escondido Union School District (GO) Series B
 (NATL-RE FGIC)
     5.000%, 08/01/15..............................    450    480,703
     5.000%, 08/01/16..............................    400    440,940
Fallbrook Union Elementary School District (GO)
 Series A
     5.000%, 08/01/20..............................    200    231,630
Folsom Cordova Unified School District School
 Facilities Improvement District No. 4 (GO)
 Series A (NATL-RE)
     5.000%, 10/01/16..............................    500    548,070
Fontana Unified School District (GO)
     5.000%, 08/01/19..............................    600    707,454
     4.000%, 08/01/21..............................  1,585  1,740,758
     4.000%, 08/01/22..............................    875    951,615
Franklin-Mckinley School District (GO) (ASSURED
 GTY)
     5.000%, 08/01/17..............................    275    312,010
Fullerton Joint Union High School District (GO)
     4.000%, 08/01/16..............................    135    145,990
Grossmont Union High School District (GO) Series
 A
     5.000%, 08/01/18..............................    200    236,730
Huntington Beach Public Financing Authority (RB)
     4.000%, 09/01/18..............................    200    220,914
Jurupa Unified School District (GO) (AGM)
     4.000%, 08/01/18..............................    235    258,939
     5.000%, 08/01/20..............................    725    822,302
Liberty Union High School District (GO)
     4.000%, 08/01/21..............................    500    541,470
Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20..............................    540    628,274
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A
     4.500%, 08/15/18..............................    300    340,155
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/17..............................    525    606,952
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     5.000%, 07/01/17..............................    300    341,457
     5.000%, 07/01/18..............................    665    769,917

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles Municipal Improvement Corp. (RB)
 Series A
     5.000%, 09/01/16.............................. $  200 $  221,024
Los Angeles Municipal Improvement Corp. (RB)
 Series A (ASSURED GTY)
     4.000%, 04/01/15..............................    105    110,064
Los Angeles Municipal Improvement Corp. (RB)
 Series C
     3.000%, 03/01/16..............................    250    261,565
Los Angeles Unified School District (GO)
 (NATL-RE)
     5.750%, 07/01/15..............................    125    136,176
Los Angeles Unified School District (GO) Series A
     3.000%, 07/01/19..............................    475    515,370
     5.000%, 07/01/20..............................    150    180,081
     2.000%, 07/01/22..............................    630    609,443
Los Angeles Unified School District (GO) Series D
     4.000%, 07/01/17..............................    200    224,010
Los Angeles Unified School District (GO) Series
 F (FGIC)
     5.000%, 07/01/15..............................    150    161,556
     5.000%, 07/01/16..............................    215    241,037
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/15..............................    250    269,260
     5.000%, 07/01/18..............................    750    886,875
Los Rios Community College District (GO) Series B
     5.000%, 08/01/23..............................    510    594,629
Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    450    519,790
     5.000%, 08/01/22..............................    485    561,480
Manhattan Beach Unified School District (GO)
 Series C
     3.500%, 09/01/21..............................  1,185  1,283,592
Manhattan Beach Unified School District (GO)
 Series E
     3.000%, 09/01/22..............................    560    581,582
Mendocino-Lake Community College District (GO)
 Series A (NATL-RE)
     5.000%, 08/01/17..............................    100    110,562
Menifee Union School District (GO)
     3.000%, 08/01/23..............................    670    663,829
Merced Union High School District (GO) Series A
 (ASSURED GTY)
     4.000%, 08/01/18..............................    250    278,240
Montebello Unified School District (GO)
     5.000%, 08/01/20..............................    415    485,131

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
CALIFORNIA -- (Continued)
Morongo Unified School District (GO)
    3.000%, 08/01/22.............................   $480 $480,720
Mount Diablo Unified School District (GO)
    4.000%, 08/01/16.............................    165  178,852
    3.250%, 08/01/19.............................    500  537,375
New Haven Unified School District (GO) (ASSURED
 GTY)
    5.000%, 08/01/19.............................    150  174,987
Oakland Joint Powers Financing Authority (RB)
 Series B (ASSURED GTY)
    4.500%, 08/01/18.............................    500  560,805
Oceanside Unified School District (GO)
    4.000%, 08/01/17.............................    300  330,387
Oceanside Unified School District (GO) Series A
 (ASSURED GTY)
    3.000%, 08/01/16.............................    350  369,838
Orange County Sanitation District (CP) Series B
 (AGM)
    5.000%, 02/01/15.............................    300  317,229
Oxnard Financing Authority (RB) Series A
    4.000%, 06/01/16.............................    250  267,940
Oxnard Union High School District (GO)
    4.000%, 08/01/21.............................    320  351,683
    4.000%, 08/01/22.............................    500  544,185
Oxnard Union High School District (GO) Series A
 (AGM)
    4.000%, 08/01/15.............................    245  257,157
Peralta Community College District (GO)
    5.000%, 08/01/17.............................    100  114,444
Peralta Community College District (GO) (AGM)
    5.000%, 08/01/15.............................    200  215,962
Placentia-Yorba Linda Unified School District
 (GO) Series A
    5.000%, 08/01/18.............................    275  320,235
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21.............................    800  912,184
Pomona Unified School District (GO) Series C
    4.000%, 08/01/16.............................    250  268,803
Porterville Unified School District Facilities
 Improvement District (GO) Series B (AGM)
    5.000%, 08/01/18.............................    450  506,610
    5.000%, 08/01/19.............................    325  365,953
Poway Unified School District (GO)
    5.000%, 08/01/19.............................    200  234,860

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Rancho Santiago Community College District (GO)
 (AGM)
    5.250%, 09/01/20............................. $  500 $  604,200
Roseville City School District (GO)
    5.000%, 08/01/17.............................    400    456,036
Sacramento Municipal Utility District (RB)
 Series U (AGM)
    5.000%, 08/15/17.............................    125    144,295
Sacramento Unified School District (GO)
    5.000%, 07/01/18.............................    300    344,562
San Bernardino County Flood Control District
 (RB) (AMBAC)
    5.500%, 08/01/15.............................    100    107,520
San Diego County Regional Transportation
 Commission (RB) Series A
    5.000%, 04/01/18.............................  1,365  1,609,431
San Diego County Water Authority (RB) Series A
    4.000%, 05/01/17.............................    450    501,426
San Diego Public Facilities Financing Authority
 Sewer Revenue (RB) Series A
    5.000%, 05/15/15.............................    250    267,818
San Diego Public Facilities Financing Authority
 Water Revenue (RB) Series A
    5.000%, 08/01/16.............................    400    448,084
San Diego Public Facilities Financing Authority
 Water Revenue (RB) Series B
    3.750%, 08/01/15.............................    250    264,723
San Diego Unified School District (GO) Series
 C-2 (AGM)
    5.500%, 07/01/21.............................    600    731,694
    5.500%, 07/01/25.............................  2,000  2,416,320
San Francisco Unified School District (GO)
    5.000%, 06/15/16.............................    345    383,885
San Juan Unified School District (GO)
    5.000%, 08/01/22.............................    800    951,264
San Juan Unified School District (GO) Series B
    3.000%, 08/01/16.............................    260    276,778
San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21.............................  1,000  1,125,900
Santa Ana Unified School District (GO) Series A
    5.000%, 08/01/18.............................    275    316,280
Santa Clara Unified School District (GO)
    5.000%, 07/01/20.............................  1,000  1,186,740

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Santa Cruz City High School District (GO)
    4.000%, 08/01/22............................. $  715 $  791,012
Santa Monica Public Financing Authority (RB)
 Series B
    4.000%, 12/01/19.............................    175    196,943
Saugus Union School District (GO) (NATL-RE FGIC)
    5.250%, 08/01/17.............................    500    572,630
Saugus/Hart School Facilities Financing
 Authority (RB) Series B
    5.000%, 09/01/15.............................    300    316,683
Sequoia Union High School District (GO) Series A
    4.000%, 07/01/16.............................    360    390,406
Southern California Public Power Authority (RB)
    4.000%, 07/01/15.............................    525    556,783
    5.000%, 07/01/18.............................    250    295,000
    4.000%, 07/01/19.............................    400    455,188
Stockton Unified School District (GO) (AGM)
    5.000%, 07/01/20.............................    150    170,883
Temecula Valley Unified School District (GO)
 (AGM)
    5.000%, 08/01/15.............................    100    107,021
Upland Unified School District (GO)
    1.000%, 08/01/16.............................    900    903,402
Val Verde Unified School District (GO) Series B
 (AGM)
    3.000%, 08/01/17.............................    200    209,822
Vista Unified School District (GO)
    5.000%, 08/01/22.............................    250    294,910
West Contra Costa Unified School District (GO)
 (AGM)
    5.000%, 08/01/17.............................    195    222,702
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
    5.000%, 08/01/17.............................    175    199,861
West Contra Costa Unified School District (GO)
 Series B
    6.000%, 08/01/20.............................  1,065  1,320,153
Western Riverside County Regional Wastewater
 Authority (RB) (ASSURED GTY)
    5.000%, 09/01/19.............................    250    283,515
Wiseburn School District (GO) Series A (NATL-RE)
    5.000%, 08/01/15.............................    400    428,300
Wright Elementary School District (GO) Series A
    3.000%, 08/01/20.............................    165    169,361
Yosemite Union High School District (GO) (AGM)
    4.000%, 08/01/19.............................    395    427,141

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Yuba Community College District (GO) Series C
    5.000%, 08/01/17.............................   $240 $   274,284
                                                         -----------
TOTAL MUNICIPAL BONDS............................         94,567,749
                                                         -----------

                                                   SHARES     VALUE+
                                                   ------     ------
TEMPORARY CASH INVESTMENTS -- (1.5%)
    JPMorgan Tax Free Money Market Fund.......... 1,478,696 $ 1,478,696
                                                            -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $96,374,991).............................            $96,046,445
                                                            ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------
                                  LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ---------- ----------- ------- -----------
     Municipal Bonds............         -- $94,567,749   --    $94,567,749
     Temporary Cash Investments. $1,478,696          --   --      1,478,696
                                 ---------- -----------   --    -----------
     TOTAL...................... $1,478,696 $94,567,749   --    $96,046,445
                                 ========== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                     DFA
                                                                                 DFA TWO-YEAR    SELECTIVELY   DFA SHORT-
                                                                  DFA ONE-YEAR   GLOBAL FIXED   HEDGED GLOBAL     TERM
                                                                  FIXED INCOME      INCOME      FIXED INCOME   GOVERNMENT
                                                                   PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
                                                                 -------------- --------------  ------------- ------------
ASSETS:
Investments at Value (including $150,996, $156,176, $0 and $0
 of securities on loan, respectively)........................... $    7,814,213 $    5,504,477  $    967,939  $  1,756,635
Temporary Cash Investments at Value & Cost......................         68,819             --            --         8,306
Collateral Received from Securities on Loan at Value & Cost.....             --            379            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................        154,186        158,000            --            --
Foreign Currencies at Value.....................................             --             --             1            --
Cash............................................................             --        195,548        15,372            --
Receivables:
  Investment Securities Sold....................................         45,558             --         2,193        20,081
  Interest......................................................         35,447         38,581         8,988        14,885
  Securities Lending Income.....................................             10             30            --            --
  Fund Shares Sold..............................................        259,329          6,727           471         2,111
Unrealized Gain on Forward Currency Contracts...................             --         16,869         3,160            --
Prepaid Expenses and Other Assets...............................            145             70            13            27
                                                                 -------------- --------------  ------------  ------------
     Total Assets...............................................      8,377,707      5,920,681       998,137     1,802,045
                                                                 -------------- --------------  ------------  ------------
LIABILITIES:
Payables:
  Due to Custodian..............................................             --             10            --            --
  Upon Return of Securities Loaned..............................        154,186        158,379            --            --
  Investment Securities Purchased...............................         47,538        172,228         8,380        19,991
  Fund Shares Redeemed..........................................         22,812          9,047           397         1,053
  Due to Advisor................................................          1,001            705           125           254
  Loan Payable..................................................         61,527             --            --            --
Unrealized Loss on Forward Currency Contracts...................             --         27,461         3,861            --
Accrued Expenses and Other Liabilities..........................            932            653            87           171
                                                                 -------------- --------------  ------------  ------------
     Total Liabilities..........................................        287,996        368,483        12,850        21,469
                                                                 -------------- --------------  ------------  ------------
NET ASSETS...................................................... $    8,089,711 $    5,552,198  $    985,287  $  1,780,576
                                                                 ============== ==============  ============  ============
Institutional Class Shares -- based on net assets of
 $8,089,711; $5,552,198; $985,287 and $1,780,576 and
 shares outstanding of 783,227,414; 551,882,281; 96,454,976
 and 166,344,871, respectively.................................. $        10.33 $        10.06  $      10.21  $      10.70
                                                                 ============== ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.....................................  2,000,000,000  2,000,000,000   300,000,000   500,000,000
                                                                 ============== ==============  ============  ============
Investments at Cost............................................. $    7,804,077 $    5,529,212  $    972,456  $  1,751,892
                                                                 ============== ==============  ============  ============
Foreign Currencies at Cost...................................... $           -- $           --  $          1  $         --
                                                                 ============== ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    8,072,345 $    5,554,571  $    979,626  $  1,770,220
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................          1,422         27,488         9,492         1,930
Accumulated Net Realized Gain (Loss)............................          5,808          5,247         1,412         3,683
Net Unrealized Foreign Exchange Gain (Loss).....................             --        (10,373)         (726)           --
Net Unrealized Appreciation (Depreciation)......................         10,136        (24,735)       (4,517)        4,743
                                                                 -------------- --------------  ------------  ------------
NET ASSETS...................................................... $    8,089,711 $    5,552,198  $    985,287  $  1,780,576
                                                                 ============== ==============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                     DFA WORLD EX      DFA
                                                                      DFA FIVE-YEAR      U.S.      INTERMEDIATE   DFA SHORT-
                                                                      GLOBAL FIXED    GOVERNMENT    GOVERNMENT   TERM EXTENDED
                                                                         INCOME      FIXED INCOME  FIXED INCOME     QUALITY
                                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                     --------------  ------------  ------------  -------------
ASSETS:
Investments at Value (including $462,752, $0, $0 and $167,646
 of securities on loan, respectively)............................... $    7,751,104  $    235,154  $  3,579,871  $  2,595,131
Temporary Cash Investments at Value & Cost..........................             --            --        30,907            --
Collateral Received from Securities on Loan at Value & Cost.........            111            --            --           490
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        473,000            --            --       171,000
Foreign Currencies at Value.........................................          5,684           426            --            --
Cash................................................................         48,436         8,740            --        47,083
Receivables:
  Investment Securities Sold........................................        239,502        20,611            --         8,814
  Interest..........................................................         44,385         2,622        43,034        20,026
  Securities Lending Income.........................................             73            --            --            22
  Fund Shares Sold..................................................         11,217            77        16,100         4,611
Unrealized Gain on Forward Currency Contracts.......................          9,973           580            --         1,278
Unrealized Gain on Foreign Currency Contracts.......................             --            10            --            --
Prepaid Expenses and Other Assets...................................            124            17            52            49
                                                                     --------------  ------------  ------------  ------------
     Total Assets...................................................      8,583,609       268,237     3,669,964     2,848,504
                                                                     --------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Due to Custodian..................................................             --            --            --            16
  Upon Return of Securities Loaned..................................        473,111            --            --       171,490
  Investment Securities Purchased...................................        234,345        24,666            --        43,663
  Fund Shares Redeemed..............................................          4,348            59         3,452           632
  Due to Advisor....................................................          1,645            23           304           354
  Unrealized Loss on Forward Currency Contracts.....................         17,824         2,729            --            28
Unrealized Loss on Foreign Currency Contracts.......................             --             2            --            --
Accrued Expenses and Other Liabilities..............................            775            25           370           237
                                                                     --------------  ------------  ------------  ------------
     Total Liabilities..............................................        732,048        27,504         4,126       216,420
                                                                     --------------  ------------  ------------  ------------
NET ASSETS.......................................................... $    7,851,561  $    240,733  $  3,665,838  $  2,632,084
                                                                     ==============  ============  ============  ============
Institutional Class Shares -- based on net assets of $7,851,561;
 $240,733; $3,665,838 and $2,632,084 and shares outstanding
 of 704,786,751; 23,347,470; 292,790,530 and 242,427,691,
 respectively....................................................... $        11.14  $      10.31  $      12.52  $      10.86
                                                                     ==============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  1,500,000,000   100,000,000   700,000,000   500,000,000
                                                                     ==============  ============  ============  ============
Investments at Cost................................................. $    7,710,325  $    237,463  $  3,481,682  $  2,571,566
                                                                     ==============  ============  ============  ============
Foreign Currencies at Cost.......................................... $        5,692  $        432  $         --  $         --
                                                                     ==============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    7,671,593  $    240,402  $  3,554,155  $  2,601,686
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         37,452         4,696        13,730           609
Accumulated Net Realized Gain (Loss)................................        109,282            54          (236)        4,976
Net Unrealized Foreign Exchange Gain (Loss).........................         (7,537)       (2,104)           --         1,248
Net Unrealized Appreciation (Depreciation)..........................         40,771        (2,315)       98,189        23,565
                                                                     --------------  ------------  ------------  ------------
NET ASSETS.......................................................... $    7,851,561  $    240,733  $  3,665,838  $  2,632,084
                                                                     ==============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  DFA
                                                             INTERMEDIATE-                 DFA INFLATION-   DFA SHORT-
                                                             TERM EXTENDED       DFA         PROTECTED         TERM
                                                                QUALITY      INVESTMENT      SECURITIES     MUNICIPAL
                                                               PORTFOLIO   GRADE PORTFOLIO   PORTFOLIO    BOND PORTFOLIO
                                                             ------------- --------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....           --   $  1,423,091              --             --
Investments at Value (including $152,410, $0, $0 and $0 of
 securities on loan, respectively).......................... $  1,353,748             --    $  2,590,858   $  1,732,896
Temporary Cash Investments at Value & Cost..................           --         26,001           1,351         83,934
Temporary Cash..............................................       33,199             --              --             --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................          678             --              --             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      155,000             --              --             --
Receivables:
  Interest..................................................       14,605              2           9,365         20,818
  Securities Lending Income.................................           16             --              --             --
  Fund Shares Sold..........................................       15,707         20,019           1,840          1,701
  From Advisor..............................................           --             64              --             --
Prepaid Expenses and Other Assets...........................           20             49              50             43
                                                             ------------   ------------    ------------   ------------
     Total Assets...........................................    1,572,973      1,469,226       2,603,464      1,839,392
                                                             ------------   ------------    ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      155,678             --              --             --
  Investment Securities Purchased...........................       25,324         25,642              --         56,337
  Fund Shares Redeemed......................................          266          1,214          10,211          1,886
  Due to Advisor............................................          161             --             223            300
Unrealized Loss on Forward Currency Contracts...............           13             --              --             --
Accrued Expenses and Other Liabilities......................          137            101             259            170
                                                             ------------   ------------    ------------   ------------
     Total Liabilities......................................      181,579         26,957          10,693         58,693
                                                             ------------   ------------    ------------   ------------
NET ASSETS.................................................. $  1,391,394   $  1,442,269    $  2,592,771   $  1,780,699
                                                             ============   ============    ============   ============
Institutional Class Shares -- based on net assets of
 $1,391,394; $1,442,269; $2,592,771 and $1,780,699 and
 shares outstanding of 132,510,679; 136,485,809;
 219,018,911 and 174,061,874, respectively.................. $      10.50   $      10.57    $      11.84   $      10.23
                                                             ============   ============    ============   ============
NUMBER OF SHARES AUTHORIZED.................................  300,000,000    200,000,000     500,000,000    500,000,000
                                                             ============   ============    ============   ============
Investments in Affiliated Investment Companies at Cost...... $         --   $  1,442,974    $         --   $         --
                                                             ------------   ------------    ------------   ------------
Investments at Cost......................................... $  1,366,324   $         --    $  2,508,077   $  1,718,217
                                                             ============   ============    ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $  1,401,384   $  1,459,829    $  2,510,488   $  1,764,920
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        2,622          2,170           4,136          1,166
Accumulated Net Realized Gain (Loss)........................          (28)           153          (4,634)           (66)
Net Unrealized Foreign Exchange Gain (Loss).................           (8)            --              --             --
Net Unrealized Appreciation (Depreciation)..................      (12,576)       (19,883)         82,781         14,679
                                                             ------------   ------------    ------------   ------------
NET ASSETS.................................................. $  1,391,394   $  1,442,269    $  2,592,771   $  1,780,699
                                                             ============   ============    ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                  DFA
                                                                             INTERMEDIATE-                DFA CALIFORNIA
                                                                                 TERM      DFA CALIFORNIA INTERMEDIATE-
                                                                               MUNICIPAL     SHORT-TERM        TERM
                                                                                 BOND        MUNICIPAL      MUNICIPAL
                                                                               PORTFOLIO   BOND PORTFOLIO BOND PORTFOLIO
                                                                             ------------- -------------- --------------
ASSETS:
Investments at Value........................................................ $    262,371   $    503,033   $     94,567
Temporary Cash Investments at Value & Cost..................................        8,307         12,835          1,479
Receivables:
  Interest..................................................................        2,941          6,079            966
  Fund Shares Sold..........................................................          766            569            200
Prepaid Expenses and Other Assets...........................................           22              6             11
                                                                             ------------   ------------   ------------
     Total Assets...........................................................      274,407        522,522         97,223
                                                                             ------------   ------------   ------------
LIABILITIES:
Payables:
  Investment Securities Purchased...........................................        4,804          1,225             --
  Fund Shares Redeemed......................................................           40             68             --
  Due to Advisor............................................................           17             86             12
Accrued Expenses and Other Liabilities......................................           32             53             12
                                                                             ------------   ------------   ------------
     Total Liabilities......................................................        4,893          1,432             24
                                                                             ------------   ------------   ------------
NET ASSETS.................................................................. $    269,514   $    521,090   $     97,199
                                                                             ============   ============   ============
Institutional Class Shares -- based on net assets of $269,514; $521,090 and
 $97,199 and shares outstanding of 27,383,940; 50,564,026 and 9,565,948,
 respectively............................................................... $       9.84   $      10.31   $      10.16
                                                                             ============   ============   ============
NUMBER OF SHARES AUTHORIZED.................................................  100,000,000    300,000,000    100,000,000
                                                                             ============   ============   ============
Investments at Cost......................................................... $    263,792   $    499,100   $     94,896
                                                                             ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $    270,596   $    516,807   $     97,511
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................          351            358            129
Accumulated Net Realized Gain (Loss)........................................          (12)            (8)          (112)
Net Unrealized Appreciation (Depreciation)..................................       (1,421)         3,933           (329)
                                                                             ------------   ------------   ------------
NET ASSETS.................................................................. $    269,514   $    521,090   $     97,199
                                                                             ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                            DFA
                                                                                        SELECTIVELY  DFA SHORT-
                                                         DFA ONE-YEAR   DFA TWO-YEAR   HEDGED GLOBAL    TERM
                                                         FIXED INCOME   GLOBAL FIXED   FIXED INCOME  GOVERNMENT
                                                          PORTFOLIO   INCOME PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                         ------------ ---------------- ------------- ----------
INVESTMENT INCOME
  Interest..............................................   $43,505        $ 35,056       $ 16,707     $ 16,177
  Income from Securities Lending........................       104             149             --           --
                                                           -------        --------       --------     --------
     Total Investment Income............................    43,609          35,205         16,707       16,177
                                                           -------        --------       --------     --------
EXPENSES
  Investment Advisory Services Fees.....................     3,974           2,467          1,399        2,843
  Administrative Services Fees..........................     7,959           4,942             --           --
  Accounting & Transfer Agent Fees......................       617             382             83          138
  Custodian Fees........................................       166             354             42           12
  Filing Fees...........................................       291             193             52           78
  Shareholders' Reports.................................       169             150             24           45
  Directors'/Trustees' Fees & Expenses..................        86              53             10           18
  Professional Fees.....................................       237             139             27           49
  Other.................................................       148             102             18           30
                                                           -------        --------       --------     --------
     Total Expenses.....................................    13,647           8,782          1,655        3,213
                                                           -------        --------       --------     --------
  Fees Paid Indirectly..................................        --             (68)           (11)          --
                                                           -------        --------       --------     --------
  Net Expenses..........................................    13,647           8,714          1,644        3,213
                                                           -------        --------       --------     --------
  NET INVESTMENT INCOME (LOSS)..........................    29,962          26,491         15,063       12,964
                                                           -------        --------       --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     7,207          85,746         (1,684)       3,808
    Foreign Currency Transactions.......................        --         (84,623)        (3,286)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........    (5,937)        (13,289)        (8,484)     (15,692)
    Translation of Foreign Currency Denominated
     Amounts............................................        --           9,862          2,566           --
                                                           -------        --------       --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...............     1,270          (2,304)       (10,888)     (11,884)
                                                           -------        --------       --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................   $31,232        $ 24,187       $  4,175     $  1,080
                                                           =======        ========       ========     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                        DFA WORLD EX     DFA
                                                          DFA FIVE-YEAR     U.S.     INTERMEDIATE  DFA SHORT-
                                                             GLOBAL      GOVERNMENT   GOVERNMENT  TERM EXTENDED
                                                          FIXED INCOME  FIXED INCOME FIXED INCOME    QUALITY
                                                            PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                          ------------- ------------ ------------ -------------
INVESTMENT INCOME
  Interest...............................................   $  93,271     $ 3,306     $  87,461     $ 40,728
  Income from Securities Lending.........................         745          --            --          258
                                                            ---------     -------     ---------     --------
     Total Investment Income.............................      94,016       3,306        87,461       40,986
                                                            ---------     -------     ---------     --------
EXPENSES
  Investment Advisory Services Fees......................      17,765         346         3,411        4,609
  Accounting & Transfer Agent Fees.......................         545          25           268          184
  Custodian Fees.........................................         363          19            33           55
  Filing Fees............................................         354          32           150          131
  Shareholders' Reports..................................         216           4            92           47
  Directors'/Trustees' Fees & Expenses...................          76           2            37           24
  Professional Fees......................................         214           6           101           72
  Organizational & Offering Costs........................          --           6            --           --
  Other..................................................         122           5            57           53
                                                            ---------     -------     ---------     --------
     Total Expenses......................................      19,655         445         4,149        5,175
                                                            ---------     -------     ---------     --------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C).............          --         (61)           --         (107)
  Fees Paid Indirectly...................................         (78)         (4)           --          (36)
                                                            ---------     -------     ---------     --------
  Net Expenses...........................................      19,577         380         4,149        5,032
                                                            ---------     -------     ---------     --------
  NET INVESTMENT INCOME (LOSS)...........................      74,439       2,926        83,312       35,954
                                                            ---------     -------     ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................     174,388         291          (235)       6,708
    Foreign Currency Transactions........................     (88,319)      1,424            --       (6,214)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........    (133,678)     (3,992)     (159,790)     (21,792)
    Translation of Foreign Currency Denominated
     Amounts.............................................      21,190        (441)           --        3,192
                                                            ---------     -------     ---------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................     (26,419)     (2,718)     (160,025)     (18,106)
                                                            ---------     -------     ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..............................................   $  48,020     $   208     $ (76,713)    $ 17,848
                                                            =========     =======     =========     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                  DFA
                                                             INTERMEDIATE-                 DFA INFLATION-   DFA SHORT-
                                                             TERM EXTENDED       DFA         PROTECTED         TERM
                                                                QUALITY      INVESTMENT      SECURITIES     MUNICIPAL
                                                               PORTFOLIO   GRADE PORTFOLIO   PORTFOLIO    BOND PORTFOLIO
                                                             ------------- --------------- -------------- --------------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment
   Companies................................................         --       $ 26,016              --            --
  Interest..................................................   $ 33,285              6       $  47,474       $19,672
  Income from Securities Lending............................        209             --              --            --
                                                               --------       --------       ---------       -------
     Total Investment Income................................     33,494         26,022          47,474        19,672
                                                               --------       --------       ---------       -------
EXPENSES
  Investment Advisory Services Fees.........................      2,167          2,239           2,643         3,283
  Accounting & Transfer Agent Fees..........................         92             36             212           134
  Custodian Fees............................................         21              1              26            17
  Filing Fees...............................................         99            109             126            79
  Shareholders' Reports.....................................         16             32              82            34
  Directors'/Trustees' Fees & Expenses......................         11             12              29            18
  Professional Fees.........................................         34             16              86            47
  Other.....................................................         16             12              47            31
                                                               --------       --------       ---------       -------
     Total Expenses.........................................      2,456          2,457           3,251         3,643
                                                               --------       --------       ---------       -------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................        (80)        (2,072)             --            --
  Fees Paid Indirectly......................................         (9)            --              --            --
                                                               --------       --------       ---------       -------
  Net Expenses..............................................      2,367            385           3,251         3,643
                                                               --------       --------       ---------       -------
  NET INVESTMENT INCOME (LOSS)..............................     31,127         25,637          44,223        16,029
                                                               --------       --------       ---------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Securities....................................         --          1,855              --            --
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................         84         (1,671)         (4,633)           (2)
    Foreign Currency Transactions...........................     (1,239)            --              --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................    (56,416)       (43,409)       (225,943)       (8,310)
    Translation of Foreign Currency Denominated
     Amounts................................................        603             --              --            --
                                                               --------       --------       ---------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................    (56,968)       (43,225)       (230,576)       (8,312)
                                                               --------       --------       ---------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $(25,841)      $(17,588)      $(186,353)      $ 7,717
                                                               ========       ========       =========       =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                           DFA
                                                                      INTERMEDIATE-                DFA CALIFORNIA
                                                                          TERM      DFA CALIFORNIA INTERMEDIATE-
                                                                        MUNICIPAL     SHORT-TERM        TERM
                                                                          BOND        MUNICIPAL      MUNICIPAL
                                                                        PORTFOLIO   BOND PORTFOLIO BOND PORTFOLIO
                                                                      ------------- -------------- --------------
INVESTMENT INCOME
  Interest...........................................................    $ 2,558       $ 5,333        $ 1,503
                                                                         -------       -------        -------
     Total Investment Income.........................................      2,558         5,333          1,503
                                                                         -------       -------        -------
EXPENSES
  Investment Advisory Services Fees..................................        322           889            177
  Accounting & Transfer Agent Fees...................................         20            43             16
  Custodian Fees.....................................................          2             6              2
  Filing Fees........................................................         47            33             22
  Shareholders' Reports..............................................          3             7              1
  Directors'/Trustees' Fees & Expenses...............................          1             5              1
  Professional Fees..................................................          4            13              3
  Organizational & Offering Costs....................................         12            --              4
  Other..............................................................          2             8              2
                                                                         -------       -------        -------
     Total Expenses..................................................        413         1,004            228
                                                                         -------       -------        -------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).....................................        (44)           --            (25)
                                                                         -------       -------        -------
  Net Expenses.......................................................        369         1,004            203
                                                                         -------       -------        -------
  NET INVESTMENT INCOME (LOSS).......................................      2,189         4,329          1,300
                                                                         -------       -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
  Investment Securities Sold.........................................        (10)           (4)          (112)
  Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities..............................................     (2,094)       (1,033)        (1,195)
                                                                         -------       -------        -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)............................     (2,104)       (1,037)        (1,307)
                                                                         -------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......    $    85       $ 3,292        $    (7)
                                                                         =======       =======        =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                           DFA SELECTIVELY HEDGED
                                       DFA ONE-YEAR FIXED INCOME DFA TWO-YEAR GLOBAL FIXED  GLOBAL FIXED INCOME
                                               PORTFOLIO             INCOME PORTFOLIO            PORTFOLIO
                                       ------------------------  ------------------------  --------------------
                                           YEAR         YEAR         YEAR         YEAR        YEAR        YEAR
                                          ENDED        ENDED        ENDED        ENDED       ENDED       ENDED
                                         OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                           2013         2012         2013         2012        2013        2012
                                       -----------  -----------  -----------  -----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $    29,962  $    37,581  $    26,491  $    31,974  $  15,063   $  13,235
  Net Realized Gain (Loss) on:
   Investment Securities Sold.........       7,207       15,994       85,746       13,614     (1,684)      1,503
   Foreign Currency Transactions......          --           --      (84,623)      21,927     (3,286)      8,830
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency..................      (5,937)       2,569      (13,289)     (29,706)    (8,484)    (11,350)
   Translation of Foreign Currency
    Denominated Amounts...............          --           --        9,862          899      2,566      (2,392)
                                       -----------  -----------  -----------  -----------  ---------   ---------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.......................      31,232       56,144       24,187       38,708      4,175       9,826
                                       -----------  -----------  -----------  -----------  ---------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.........     (31,268)     (37,610)     (45,496)     (74,072)   (20,638)    (25,204)
  Net Short-Term Gains:
   Institutional Class Shares.........      (9,466)      (2,033)      (9,165)      (8,849)      (583)       (513)
  Net Long-Term Gains:
   Institutional Class Shares.........      (7,281)     (16,267)      (1,375)      (3,260)        --        (439)
                                       -----------  -----------  -----------  -----------  ---------   ---------
    Total Distributions...............     (48,015)     (55,910)     (56,036)     (86,181)   (21,221)    (26,156)
                                       -----------  -----------  -----------  -----------  ---------   ---------
Capital Share Transactions (1):
  Shares Issued.......................   4,613,151    2,912,140    2,087,897    1,130,692    331,473     228,379
  Shares Issued in Lieu of Cash
   Distributions......................      45,136       53,146       52,403       81,533     19,987      24,319
  Shares Redeemed.....................  (3,646,057)  (2,776,724)  (1,227,346)  (1,307,370)  (212,530)   (159,882)
                                       -----------  -----------  -----------  -----------  ---------   ---------
    Net Increase (Decrease) from
     Capital Share
     Transactions.....................   1,012,230      188,562      912,954      (95,145)   138,930      92,816
                                       -----------  -----------  -----------  -----------  ---------   ---------
    Total Increase (Decrease) in
     Net Assets.......................     995,447      188,796      881,105     (142,618)   121,884      76,486
NET ASSETS
  Beginning of Year...................   7,094,264    6,905,468    4,671,093    4,813,711    863,403     786,917
                                       -----------  -----------  -----------  -----------  ---------   ---------
  End of Year......................... $ 8,089,711  $ 7,094,264  $ 5,552,198  $ 4,671,093  $ 985,287   $ 863,403
                                       ===========  ===========  ===========  ===========  =========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     446,607      281,813      207,694      111,684     32,512      22,202
  Shares Issued in Lieu of Cash
   Distributions......................       4,372        5,149        5,219        8,084      1,950       2,420
  Shares Redeemed.....................    (353,107)    (268,649)    (122,010)    (129,111)   (20,912)    (15,597)
                                       -----------  -----------  -----------  -----------  ---------   ---------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed.........................      97,872       18,313       90,903       (9,343)    13,550       9,025
                                       ===========  ===========  ===========  ===========  =========   =========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $     1,422  $     2,728  $    27,488  $    51,283  $   9,492   $  21,455

                                           DFA SHORT-TERM
                                        GOVERNMENT PORTFOLIO
                                       ----------------------
                                          YEAR        YEAR
                                         ENDED       ENDED
                                        OCT. 31,    OCT. 31,
                                          2013        2012
                                       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   12,964  $   14,184
  Net Realized Gain (Loss) on:
   Investment Securities Sold.........      3,808      13,489
   Foreign Currency Transactions......         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency..................    (15,692)     (1,388)
   Translation of Foreign Currency
    Denominated Amounts...............         --          --
                                       ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.......................      1,080      26,285
                                       ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.........    (13,092)    (14,766)
  Net Short-Term Gains:
   Institutional Class Shares.........       (438)     (3,433)
  Net Long-Term Gains:
   Institutional Class Shares.........    (13,008)    (21,214)
                                       ----------  ----------
    Total Distributions...............    (26,538)    (39,413)
                                       ----------  ----------
Capital Share Transactions (1):
  Shares Issued.......................    581,715     571,888
  Shares Issued in Lieu of Cash
   Distributions......................     24,196      36,034
  Shares Redeemed.....................   (385,547)   (353,113)
                                       ----------  ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions.....................    220,364     254,809
                                       ----------  ----------
    Total Increase (Decrease) in
     Net Assets.......................    194,906     241,681
NET ASSETS
  Beginning of Year...................  1,585,670   1,343,989
                                       ----------  ----------
  End of Year......................... $1,780,576  $1,585,670
                                       ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     54,179      52,705
  Shares Issued in Lieu of Cash
   Distributions......................      2,252       3,336
  Shares Redeemed.....................    (35,890)    (32,542)
                                       ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed.........................     20,541      23,499
                                       ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $    1,930  $    2,058

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                              DFA WORLD EX U.S.         DFA INTERMEDIATE
                                  DFA FIVE-YEAR GLOBAL FIXED GOVERNMENT FIXED INCOME GOVERNMENT FIXED INCOME
                                      INCOME PORTFOLIO            PORTFOLIO                 PORTFOLIO
                                  ------------------------   ----------------------  ----------------------
                                                                          PERIOD
                                                                         DEC. 6,
                                      YEAR          YEAR       YEAR      2011(A)        YEAR        YEAR
                                     ENDED         ENDED      ENDED         TO         ENDED       ENDED
                                    OCT. 31,      OCT. 31,   OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                      2013          2012       2013        2012         2013        2012
                                  -----------   -----------  --------    --------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income
   (Loss)........................ $    74,439   $    93,204  $  2,926    $  1,303    $   83,312  $   77,408
  Net Realized Gain (Loss) on:
   Investment Securities
    Sold.........................     174,388        78,556       291       1,424          (235)      5,478
   Foreign Currency
    Transactions.................     (88,319)      (17,460)    1,424       2,454            --          --
  Change in Unrealized
   Appreciation (Depreciation)
   of:
   Investment Securities and
    Foreign Currency.............    (133,678)       53,334    (3,992)      1,677      (159,790)     61,867
   Translation of Foreign
    Currency Denominated
    Amounts......................      21,190         5,640      (441)     (1,663)           --          --
                                  -----------   -----------   --------    --------   ----------  ----------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations.............      48,020       213,274       208       5,195       (76,713)    144,753
                                  -----------   -----------   --------    --------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....     (62,976)     (116,723)   (2,781)       (837)      (82,551)    (76,441)
  Net Short-Term Gains:
   Institutional Class Shares....     (17,590)      (22,708)   (1,462)         --            --        (942)
  Net Long-Term Gains:
   Institutional Class Shares....     (42,555)      (76,000)       --          --        (5,467)    (16,580)
                                  -----------   -----------   --------    --------   ----------  ----------
    Total Distributions..........    (123,121)     (215,431)   (4,243)       (837)      (88,018)    (93,963)
                                  -----------   -----------   --------    --------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................   2,830,554     1,967,127   125,701     140,825     1,287,392   1,014,034
  Shares Issued in Lieu of Cash
   Distributions.................     113,315       198,001     4,201         829        83,643      89,228
  Shares Redeemed................  (1,358,544)   (1,006,334)  (26,371)     (4,775)     (599,390)   (472,408)
                                  -----------   -----------   --------    --------   ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions................   1,585,325     1,158,794   103,531     136,879       771,645     630,854
                                  -----------   -----------   --------    --------   ----------  ----------
    Total Increase (Decrease)
     in Net Assets...............   1,510,224     1,156,637    99,496     141,237       606,914     681,644
NET ASSETS
  Beginning of Period............   6,341,337     5,184,700   141,237          --     3,058,924   2,377,280
                                  -----------   -----------   --------    --------   ----------  ----------
  End of Period.................. $ 7,851,561   $ 6,341,337  $240,733    $141,237    $3,665,838  $3,058,924
                                  ===========   ===========   ========    ========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..................     254,486       176,701    12,118      13,757       100,692      78,073
  Shares Issued in Lieu of Cash
   Distributions.................      10,173        18,043       404          79         6,574       6,900
  Shares Redeemed................    (122,270)      (90,480)   (2,551)       (460)      (47,391)    (36,361)
                                  -----------   -----------   --------    --------   ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed....................     142,389       104,264     9,971      13,376        59,875      48,612
                                  ===========   ===========   ========    ========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)......................... $    37,452   $    49,430  $  4,696    $  2,902    $   13,730  $   13,139

                                  DFA SHORT-TERM EXTENDED
                                     QUALITY PORTFOLIO
                                  ----------------------


                                     YEAR        YEAR
                                    ENDED       ENDED
                                   OCT. 31,    OCT. 31,
                                     2013        2012
                                  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income
   (Loss)........................ $   35,954  $   32,006
  Net Realized Gain (Loss) on:
   Investment Securities
    Sold.........................      6,708       4,476
   Foreign Currency
    Transactions.................     (6,214)      2,234
  Change in Unrealized
   Appreciation (Depreciation)
   of:
   Investment Securities and
    Foreign Currency.............    (21,792)     16,552
   Translation of Foreign
    Currency Denominated
    Amounts......................      3,192      (1,944)
                                  ----------  ----------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations.............     17,848      53,324
                                  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares....    (37,553)    (29,793)
  Net Short-Term Gains:
   Institutional Class Shares....         --          --
  Net Long-Term Gains:
   Institutional Class Shares....     (4,387)     (2,632)
                                  ----------  ----------
    Total Distributions..........    (41,940)    (32,425)
                                  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................  1,231,684     912,977
  Shares Issued in Lieu of Cash
   Distributions.................     41,038      31,594
  Shares Redeemed................   (591,648)   (323,570)
                                  ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions................    681,074     621,001
                                  ----------  ----------
    Total Increase (Decrease)
     in Net Assets...............    656,982     641,900
NET ASSETS
  Beginning of Period............  1,975,102   1,333,202
                                  ----------  ----------
  End of Period.................. $2,632,084  $1,975,102
                                  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..................    113,382      83,958
  Shares Issued in Lieu of Cash
   Distributions.................      3,773       2,912
  Shares Redeemed................    (54,562)    (29,785)
                                  ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed....................     62,593      57,085
                                  ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)......................... $      609  $    6,697

----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                        DFA INTERMEDIATE-TERM
                                          EXTENDED QUALITY    DFA INVESTMENT GRADE  DFA INFLATION-PROTECTED
                                              PORTFOLIO             PORTFOLIO        SECURITIES PORTFOLIO
                                        --------------------  --------------------  ----------------------
                                           YEAR       YEAR       YEAR       YEAR       YEAR        YEAR
                                          ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                         OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,
                                           2013       2012       2013       2012       2013        2012
                                        ----------  --------  ----------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......... $   31,127  $ 17,251  $   25,637  $ 12,771  $   44,223  $   45,841
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies...........................         --        --       1,855       926          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold..........         84       780      (1,671)       --      (4,633)     14,745
   Foreign Currency Transactions.......     (1,239)      462          --        --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Affiliated Investment Companies
    Shares.............................    (56,416)   35,247     (43,409)   20,181    (225,943)    120,605
   Translation of Foreign Currency
    Denominated Amounts................        603      (611)         --        --          --          --
                                        ----------  --------  ----------  --------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations........................    (25,841)   53,129     (17,588)   33,878    (186,353)    181,191
                                        ----------  --------  ----------  --------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........    (30,139)  (15,556)    (24,183)  (12,259)    (50,644)    (44,146)
  Net Short-Term Gains:
   Institutional Class Shares..........         --        --         (22)      (87)       (789)     (1,396)
  Net Long-Term Gains:
   Institutional Class Shares..........       (565)       --        (867)       --     (13,997)    (19,542)
                                        ----------  --------  ----------  --------  ----------  ----------
    Total Distributions................    (30,704)  (15,556)    (25,072)  (12,346)    (65,430)    (65,084)
                                        ----------  --------  ----------  --------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................    780,881   522,015     859,582   749,349   1,173,461     966,982
  Shares Issued in Lieu of Cash
   Distributions.......................     30,374    15,354      24,433    11,911      61,493      60,670
  Shares Redeemed......................   (191,586)  (54,252)   (298,249)  (83,283)   (901,651)   (520,553)
                                        ----------  --------  ----------  --------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions......................    619,669   483,117     585,766   677,977     333,303     507,099
                                        ----------  --------  ----------  --------  ----------  ----------
    Total Increase (Decrease) in
     Net Assets........................    563,124   520,690     543,106   699,509      81,520     623,206
NET ASSETS
  Beginning of Year....................    828,270   307,580     899,163   199,654   2,511,251   1,888,045
                                        ----------  --------  ----------  --------  ----------  ----------
  End of Year.......................... $1,391,394  $828,270  $1,442,269  $899,163  $2,592,771  $2,511,251
                                        ==========  ========  ==========  ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................     73,136    48,834      80,350    69,589      95,165      76,847
  Shares Issued in Lieu of Cash
   Distributions.......................      2,837     1,433       2,298     1,107       4,946       4,893
  Shares Redeemed......................    (18,069)   (5,056)    (27,973)   (7,712)    (74,201)    (41,541)
                                        ----------  --------  ----------  --------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..........................     57,904    45,211      54,675    62,984      25,910      40,199
                                        ==========  ========  ==========  ========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............. $    2,622  $  2,873  $    2,170  $    716  $    4,136  $   10,693

                                        DFA SHORT-TERM MUNICIPAL
                                            BOND PORTFOLIO
                                        ----------------------
                                           YEAR         YEAR
                                          ENDED        ENDED
                                         OCT. 31,     OCT. 31,
                                           2013         2012
                                        ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......... $   16,029   $   21,307
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies...........................         --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold..........         (2)         (61)
   Foreign Currency Transactions.......         --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Affiliated Investment Companies
    Shares.............................     (8,310)      (1,022)
   Translation of Foreign Currency
    Denominated Amounts................         --           --
                                        ----------   ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations........................      7,717       20,224
                                        ----------   ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........    (16,375)     (21,494)
  Net Short-Term Gains:
   Institutional Class Shares..........         --           --
  Net Long-Term Gains:
   Institutional Class Shares..........         --           --
                                        ----------   ----------
    Total Distributions................    (16,375)     (21,494)
                                        ----------   ----------
Capital Share Transactions (1):
  Shares Issued........................    696,633      427,474
  Shares Issued in Lieu of Cash
   Distributions.......................     15,678       20,521
  Shares Redeemed......................   (505,250)    (389,468)
                                        ----------   ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions......................    207,061       58,527
                                        ----------   ----------
    Total Increase (Decrease) in
     Net Assets........................    198,403       57,257
NET ASSETS
  Beginning of Year....................  1,582,296    1,525,039
                                        ----------   ----------
  End of Year.......................... $1,780,699   $1,582,296
                                        ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................     68,051       41,449
  Shares Issued in Lieu of Cash
   Distributions.......................      1,531        1,991
  Shares Redeemed......................    (49,325)     (37,763)
                                        ----------   ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..........................     20,257        5,677
                                        ==========   ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............. $    1,166   $    1,512

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                              DFA CALIFORNIA
                                                         DFA INTERMEDIATE-TERM    DFA CALIFORNIA SHORT-TERM INTERMEDIATE-TERM
                                                         MUNICIPAL BOND PORTFOLIO MUNICIPAL BOND PORTFOLIO  MUNICIPAL BOND PORTFOLIO
                                                         -----------------------  ------------------------  -----------------------
                                                                       PERIOD                                             PERIOD
                                                                      MARCH 1,                                           NOV. 29,
                                                           YEAR       2012 (A)       YEAR         YEAR        YEAR       2011 (A)
                                                          ENDED          TO         ENDED        ENDED       ENDED          TO
                                                         OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                           2013         2012         2013         2012        2013         2012
                                                         --------     --------     ---------    --------    --------     --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $  2,189     $   451     $   4,329     $  5,064    $  1,300     $   546
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................      (10)         (2)           (4)          --        (112)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................   (2,094)        673        (1,033)         263      (1,195)        866
                                                          --------    -------      ---------     --------    --------    -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................       85       1,122         3,292        5,327          (7)      1,412
                                                          --------    -------      ---------     --------    --------    -------
Distributions From:
  Net Investment Income:................................
  Institutional Class Shares............................   (1,943)       (362)       (4,312)      (4,994)     (1,248)       (471)
                                                          --------    -------      ---------     --------    --------    -------
     Total Distributions................................   (1,943)       (362)       (4,312)      (4,994)     (1,248)       (471)
                                                          --------    -------      ---------     --------    --------    -------
Capital Share Transactions (1):
  Shares Issued.........................................  225,138      96,721       239,116      152,061      56,106      60,943
  Shares Issued in Lieu of Cash Distributions...........    1,866         351         4,217        4,860       1,215         446
  Shares Redeemed.......................................  (45,131)     (8,333)     (116,364)     (79,935)    (17,519)     (3,678)
                                                          --------    -------      ---------     --------    --------    -------
     Net Increase (Decrease) from Capital Share
      Transactions......................................  181,873      88,739       126,969       76,986      39,802      57,711
                                                          --------    -------      ---------     --------    --------    -------
     Total Increase (Decrease) in Net Assets............  180,015      89,499       125,949       77,319      38,547      58,652
NET ASSETS
  Beginning of Period...................................   89,499          --       395,141      317,822      58,652          --
                                                          --------    -------      ---------     --------    --------    -------
  End of Period......................................... $269,514     $89,499     $ 521,090     $395,141    $ 97,199     $58,652
                                                          ========    =======      =========     ========    ========    =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................   22,910       9,699        23,229       14,684       5,474       6,009
  Shares Issued in Lieu of Cash Distributions...........      189          35           410          470         119          44
  Shares Redeemed.......................................   (4,616)       (833)      (11,295)      (7,721)     (1,720)       (360)
                                                          --------    -------      ---------     --------    --------    -------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................   18,483       8,901        12,344        7,433       3,873       5,693
                                                          ========    =======      =========     ========    ========    =======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    351     $   105     $     358     $    341    $    129     $    77

----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR         YEAR
                                                                ENDED       ENDED       ENDED       ENDED        ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                                 2013        2012        2011        2010         2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    10.35  $    10.35  $    10.38  $    10.33  $    10.17
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.04        0.05        0.06        0.07        0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized)...............................................         --        0.03          --        0.05        0.25
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.04        0.08        0.06        0.12        0.38
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.04)      (0.05)      (0.06)      (0.07)      (0.22)
  Net Realized Gains.........................................      (0.02)      (0.03)      (0.03)         --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.06)      (0.08)      (0.09)      (0.07)      (0.22)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    10.33  $    10.35  $    10.35  $    10.38  $    10.33
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       0.43%       0.79%       0.57%       1.19%       3.80%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,089,711  $7,094,264  $6,905,468  $5,754,601  $4,269,615
Ratio of Expenses to Average Net Assets......................       0.17%       0.17%       0.17%       0.17%       0.20%**
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.17%       0.17%       0.17%       0.17%       0.20%**
Ratio of Net Investment Income to Average Net Assets.........       0.38%       0.52%       0.55%       0.67%       1.26%
Portfolio Turnover Rate......................................         62%         77%         78%         66%          2%*
----------------------------------------------------------------------------------------------------------------------------

                                                                       DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR         YEAR
                                                                ENDED       ENDED       ENDED       ENDED        ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                                 2013        2012        2011        2010         2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    10.13  $    10.23  $    10.24  $    10.27  $    10.36
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.05        0.07        0.10        0.12        0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized)...............................................         --        0.02       (0.01)       0.07        0.18
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.05        0.09        0.09        0.19        0.37
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.10)      (0.16)      (0.03)      (0.21)      (0.46)
  Net Realized Gains.........................................      (0.02)      (0.03)      (0.07)      (0.01)         --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.12)      (0.19)      (0.10)      (0.22)      (0.46)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    10.06  $    10.13  $    10.23  $    10.24  $    10.27
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       0.51%       0.85%       0.83%       1.83%       3.71%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $5,552,198  $4,671,093  $4,813,711  $4,053,423  $3,846,029
Ratio of Expenses to Average Net Assets......................       0.18%       0.18%       0.18%       0.18%       0.20%**
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.18%       0.18%       0.18%       0.18%       0.20%**
Ratio of Net Investment Income to Average Net Assets.........       0.54%       0.68%       0.94%       1.13%       1.89%
Portfolio Turnover Rate......................................        123%        107%         71%        109%          1%*
---------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* For the period October 24, 2009 through October 31, 2009. Effective October 24, 2009, the Portfolios directly invest in securities rather than through the Series.
**Represents the combined ratios for the respective portfolios and for the period November 1, 2008 through October 22, 2009, its respective pro-rata shares of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                                                              ------------------------------------------------     ------------
                                                                YEAR         YEAR      YEAR      YEAR      YEAR        YEAR
                                                               ENDED        ENDED     ENDED     ENDED     ENDED       ENDED
                                                              OCT. 31,     OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                                                2013         2012      2011      2010      2009        2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  10.41     $  10.65  $  10.40  $  10.00  $   8.91  $    10.88
                                                              --------     --------  --------  --------  --------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.17         0.17      0.20      0.19      0.26        0.08
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.11)       (0.06)     0.19      0.22      0.83       (0.08)
                                                              --------     --------  --------  --------  --------  ----------
   Total from Investment Operations..........................     0.06         0.11      0.39      0.41      1.09          --
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.25)       (0.34)    (0.11)       --        --       (0.09)
  Net Realized Gains.........................................    (0.01)       (0.01)    (0.03)    (0.01)       --       (0.09)
                                                              --------     --------  --------  --------  --------  ----------
   Total Distributions.......................................    (0.26)       (0.35)    (0.14)    (0.01)       --       (0.18)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  10.21     $  10.41  $  10.65  $  10.40  $  10.00  $    10.70
============================================================= ========     ========  ========  ========  ========  ==========
Total Return.................................................     0.52%        1.22%     3.85%     4.08%    12.23%      (0.03)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $985,287     $863,403  $786,917  $524,375  $303,440  $1,780,576
Ratio of Expenses to Average Net Assets......................     0.18%        0.19%     0.19%     0.20%     0.24%       0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................     0.18%        0.19%     0.19%     0.20%     0.24%       0.19%
Ratio of Net Investment Income to Average Net Assets.........     1.62%        1.65%     1.89%     1.84%     2.81%       0.78%
Portfolio Turnover Rate......................................       99%         109%       51%       78%       28%         37%
--------------------------------------------------------------------------------------------------------------------------------

                                                              DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                                              -----------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    10.99  $    11.15  $    10.92  $    10.44
                                                              ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.11        0.18        0.25        0.26
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.09        0.01        0.32        0.49
                                                              ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.20        0.19        0.57        0.75
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.11)      (0.20)      (0.26)      (0.27)
  Net Realized Gains.........................................      (0.20)      (0.15)      (0.08)         --
                                                              ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.31)      (0.35)      (0.34)      (0.27)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    10.88  $    10.99  $    11.15  $    10.92
============================================================= ==========  ==========  ==========  ==========
Total Return.................................................       1.89%       1.77%       5.32%       7.27%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,585,670  $1,343,989  $1,110,308  $1,008,237
Ratio of Expenses to Average Net Assets......................       0.20%       0.21%       0.23%       0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.20%       0.21%       0.23%       0.25%
Ratio of Net Investment Income to Average Net Assets.........       0.98%       1.65%       2.29%       2.44%
Portfolio Turnover Rate......................................         41%         64%         64%         72%
-------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                        DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                                ----------------------------------------------------------


                                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................... $    11.28  $    11.32  $    11.70  $    11.27  $    10.68
                                                                ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.12        0.18        0.23        0.29        0.27
  Net Gains (Losses) on Securities (Realized and Unrealized)...      (0.05)       0.22        0.06        0.54        0.55
                                                                ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations............................       0.07        0.40        0.29        0.83        0.82
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.10)      (0.23)      (0.44)      (0.40)      (0.23)
  Net Realized Gains...........................................      (0.11)      (0.21)      (0.23)         --          --
                                                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........................................      (0.21)      (0.44)      (0.67)      (0.40)      (0.23)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................. $    11.14  $    11.28  $    11.32  $    11.70  $    11.27
=============================================================== ==========  ==========  ==========  ==========  ==========
Total Return...................................................       0.63%       3.74%       2.74%       7.51%       7.74%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................... $7,851,561  $6,341,337  $5,184,700  $4,395,516  $3,220,787
----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets........................       0.28%       0.28%       0.28%       0.28%       0.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.28%       0.28%       0.28%       0.28%       0.30%
Ratio of Net Investment Income to Average Net Assets...........       1.05%       1.64%       2.10%       2.56%       2.48%
Portfolio Turnover Rate........................................         72%         58%         67%         73%         70%
----------------------------------------------------------------------------------------------------------------------------

                                                                    DFA WORLD EX U.S.
                                                                    GOVERNMENT FIXED
                                                                    INCOME PORTFOLIO
                                                                ------------------
                                                                              PERIOD
                                                                             DEC. 6,
                                                                  YEAR       2011 (A)
                                                                 ENDED          TO
                                                                OCT. 31,     OCT. 31,
                                                                  2013         2012
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................... $  10.56  $  10.00
                                                                --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................     0.16      0.18
  Net Gains (Losses) on Securities (Realized and Unrealized)...    (0.14)     0.48
                                                                --------  --------
   Total from Investment Operations............................     0.02      0.66
------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................    (0.17)    (0.10)
  Net Realized Gains...........................................    (0.10)       --
                                                                --------  --------
   Total Distributions.........................................    (0.27)    (0.10)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................. $  10.31  $  10.56
=============================================================== ========  ========
Total Return...................................................     0.23%     6.66%(D)
------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................... $240,733  $141,237
------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets........................     0.20%     0.20%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................     0.23%     0.37%(C)(E)
Ratio of Net Investment Income to Average Net Assets...........     1.53%     1.83%(C)(E)
Portfolio Turnover Rate........................................       44%       82%(D)
------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                                -----------------------------------------------------------

                                                                    YEAR        YEAR        YEAR        YEAR        YEAR
                                                                   ENDED       ENDED       ENDED       ENDED       ENDED
                                                                  OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                    2013        2012        2011        2010        2009
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................... $    13.13   $    12.90  $    12.84  $    12.31  $    11.66
                                                                ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.31         0.37        0.44        0.49        0.51
  Net Gains (Losses) on Securities (Realized and Unrealized)...      (0.58)        0.32        0.10        0.57        0.72
                                                                ----------   ----------  ----------  ----------  ----------
   Total from Investment Operations............................      (0.27)        0.69        0.54        1.06        1.23
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.32)       (0.37)      (0.44)      (0.48)      (0.52)
  Net Realized Gains...........................................      (0.02)       (0.09)      (0.04)      (0.05)      (0.06)
                                                                ----------   ----------  ----------  ----------  ----------
   Total Distributions.........................................      (0.34)       (0.46)      (0.48)      (0.53)      (0.58)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................. $    12.52   $    13.13  $    12.90  $    12.84  $    12.31
=============================================================== ==========   ==========  ==========  ==========  ==========
Total Return...................................................      (2.09)%       5.49%       4.42%       8.85%      10.71%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................... $3,665,838   $3,058,924  $2,377,280  $1,869,828  $1,484,155
Ratio of Expenses to Average Net Assets........................       0.12%        0.13%       0.12%       0.13%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).........................       0.12%        0.13%       0.12%       0.13%       0.15%
Ratio of Net Investment Income to Average Net Assets...........       2.45%        2.85%       3.50%       3.91%       4.18%
Portfolio Turnover Rate........................................          6%           4%         16%          7%          8%
-----------------------------------------------------------------------------------------------------------------------------

                                                                          DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                                                                -------------------------------------------------------
                                                                                                                  PERIOD
                                                                   YEAR        YEAR        YEAR       YEAR       MARCH 4,
                                                                  ENDED       ENDED       ENDED      ENDED      2009 (A) TO
                                                                 OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,     OCT. 31,
                                                                   2013        2012        2011       2010         2009
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................... $    10.98  $    10.86  $    10.93  $  10.56   $  10.00
                                                                ----------  ----------  ----------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.17        0.21        0.25      0.33       0.24
  Net Gains (Losses) on Securities (Realized and Unrealized)...      (0.09)       0.13       (0.05)     0.37       0.50
                                                                ----------  ----------  ----------  --------   --------
   Total from Investment Operations............................       0.08        0.34        0.20      0.70       0.74
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.18)      (0.20)      (0.25)    (0.32)     (0.18)
  Net Realized Gains...........................................      (0.02)      (0.02)      (0.02)    (0.01)        --
                                                                ----------  ----------  ----------  --------   --------
   Total Distributions.........................................      (0.20)      (0.22)      (0.27)    (0.33)     (0.18)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................. $    10.86  $    10.98  $    10.86  $  10.93   $  10.56
=============================================================== ==========  ==========  ==========  ========  ===========
Total Return...................................................       0.79%       3.22%       1.91%     6.73%      7.49%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................... $2,632,084  $1,975,102  $1,333,202  $754,269   $378,475
Ratio of Expenses to Average Net Assets........................       0.22%       0.22%       0.22%     0.22%      0.22%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).........................       0.23%       0.23%       0.23%     0.24%      0.28%(C)(E)
Ratio of Net Investment Income to Average Net Assets...........       1.57%       1.96%       2.32%     3.04%      3.54%(C)(E)
Portfolio Turnover Rate........................................         19%         21%         17%       14%         2%(D)
------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                                                             ------------------------------------------
                                                                                                  PERIOD
                                                                 YEAR       YEAR      YEAR       JULY 20,
                                                                ENDED      ENDED     ENDED      2010 (A) TO
                                                               OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                                 2013       2012      2011         2010
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    11.10   $  10.46  $  10.28   $  10.00
                                                             ----------   --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31       0.33      0.33       0.08
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.59)      0.61      0.16       0.24
                                                             ----------   --------  --------   --------
   Total from Investment Operations.........................      (0.28)      0.94      0.49       0.32
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.31)     (0.30)    (0.31)     (0.04)
 Net Realized Gains.........................................      (0.01)        --        --         --
                                                             ----------   --------  --------   --------
   Total Distributions......................................      (0.32)     (0.30)    (0.31)     (0.04)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.50   $  11.10  $  10.46   $  10.28
===========================================================  ==========   ========  ========  ===========
Total Return................................................      (2.62)%     9.19%     4.94%      3.15%(D)
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,391,394   $828,270  $307,580   $144,093
Ratio of Expenses to Average Net Assets.....................       0.22%      0.22%     0.22%      0.22%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.23%      0.24%     0.27%      0.35%(C)(E)
Ratio of Net Investment Income to Average Net Assets........       2.88%      3.04%     3.27%      2.77%(C)(E)
Portfolio Turnover Rate.....................................         10%         8%       15%         1%(D)
---------------------------------------------------------------------------------------------------------------

                                                                     DFA INVESTMENT GRADE PORTFOLIO
                                                             -------------------------------------
                                                                                              PERIOD
                                                                  YEAR          YEAR         MARCH 7,
                                                                 ENDED         ENDED        2011 (A) TO
                                                                OCT. 31,      OCT. 31,       OCT. 31,
                                                                  2013          2012           2011
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    10.99     $  10.60      $  10.00
                                                             ----------     --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.25         0.25          0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.42)        0.40          0.54
                                                             ----------     --------      --------
   Total from Investment Operations.........................      (0.17)        0.65          0.73
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.24)       (0.26)        (0.13)
 Net Realized Gains.........................................      (0.01)          --            --
                                                             ----------     --------      --------
   Total Distributions......................................      (0.25)       (0.26)        (0.13)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.57     $  10.99      $  10.60
===========================================================  ==========     ========     ===========
Total Return................................................      (1.58)%       6.21%         7.35%(D)
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,442,269     $899,163      $199,654
Ratio of Expenses to Average Net Assets.....................       0.22%(B)     0.22%(B)      0.22%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.41%(B)     0.41%(B)      0.50%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........       2.30%(B)     2.32%(B)      2.68%(C)(E)
Portfolio Turnover Rate.....................................        N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                                                                ---------------------------------------------------------
                                                                    YEAR        YEAR        YEAR        YEAR       YEAR
                                                                   ENDED       ENDED       ENDED       ENDED      ENDED
                                                                  OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,
                                                                    2013        2012        2011        2010       2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    13.00   $    12.35  $    11.85  $    10.95  $   9.41
                                                                ----------   ----------  ----------  ----------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.21         0.27        0.55        0.29      0.12
  Net Gains (Losses) on Securities (Realized and Unrealized)...      (1.05)        0.79        0.52        0.92      1.53
                                                                ----------   ----------  ----------  ----------  --------
   Total from Investment Operations............................      (0.84)        1.06        1.07        1.21      1.65
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.24)       (0.27)      (0.51)      (0.31)    (0.10)
  Net Realized Gains...........................................      (0.08)       (0.14)      (0.06)         --     (0.01)
                                                                ----------   ----------  ----------  ----------  --------
   Total Distributions.........................................      (0.32)       (0.41)      (0.57)      (0.31)    (0.11)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    11.84   $    13.00  $    12.35  $    11.85  $  10.95
=============================================================== ==========   ==========  ==========  ==========  ========
Total Return...................................................      (6.59)%       8.70%       9.38%      11.29%    17.70%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $2,592,771   $2,511,251  $1,888,045  $1,396,779  $774,110
Ratio of Expenses to Average Net Assets........................       0.12%        0.13%       0.13%       0.13%     0.16%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)..................................................       0.12%        0.13%       0.13%       0.13%     0.16%
Ratio of Net Investment Income to Average Net Assets...........       1.68%        2.12%       4.64%       2.57%     1.20%
Portfolio Turnover Rate........................................         26%           9%         18%         12%        6%
---------------------------------------------------------------------------------------------------------------------------

                                                                          DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                                ----------------------------------------------------------
                                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012        2011        2010        2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    10.29  $    10.30  $    10.34  $    10.24  $    10.02
                                                                ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.10        0.14        0.16        0.18        0.20
  Net Gains (Losses) on Securities (Realized and Unrealized)...      (0.06)      (0.01)      (0.03)       0.10        0.23
                                                                ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations............................       0.04        0.13        0.13        0.28        0.43
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.10)      (0.14)      (0.17)      (0.18)      (0.21)
  Net Realized Gains...........................................         --          --          --          --          --
                                                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........................................      (0.10)      (0.14)      (0.17)      (0.18)      (0.21)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    10.23  $    10.29  $    10.30  $    10.34  $    10.24
=============================================================== ==========  ==========  ==========  ==========  ==========
Total Return...................................................       0.42%       1.30%       1.24%       2.73%       4.32%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $1,780,699  $1,582,296  $1,525,039  $1,414,926  $1,168,259
Ratio of Expenses to Average Net Assets........................       0.22%       0.22%       0.23%       0.23%       0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)..................................................       0.22%       0.22%       0.23%       0.23%       0.25%
Ratio of Net Investment Income to Average Net Assets...........       0.98%       1.38%       1.60%       1.72%       1.99%
Portfolio Turnover Rate........................................         24%         20%         13%          1%          0%
---------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                  DFA INTERMEDIATE-
                                                                                   TERM MUNICIPAL
                                                                                   BOND PORTFOLIO
                                                                              ------------------        ---------
                                                                                             PERIOD
                                                                                            MARCH 1,
                                                                                 YEAR       2012 (A)      YEAR
                                                                                ENDED          TO        ENDED
                                                                               OCT. 31,     OCT. 31,    OCT. 31,
                                                                                 2013         2012        2013
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period......................................... $  10.06   $ 10.00        $  10.34
                                                                              --------   -------        --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................................     0.13      0.07            0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).................    (0.22)     0.04           (0.03)
                                                                              --------   -------        --------
   Total from Investment Operations..........................................    (0.09)     0.11            0.07
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................................    (0.13)    (0.05)          (0.10)
                                                                              --------   -------        --------
   Total Distributions.......................................................    (0.13)    (0.05)          (0.10)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................... $   9.84   $ 10.06        $  10.31
============================================================================= ========   ========       ========
Total Return.................................................................    (0.91)%    1.13%(D)        0.70%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................................ $269,514   $89,499        $521,090
Ratio of Expenses to Average Net Assets......................................     0.23%     0.23%(C)(E)     0.23%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously Waived Fees).........................     0.26%     0.34%(C)(E)     0.23%
Ratio of Net Investment Income to Average Net Assets.........................     1.36%     1.09%(C)(E)     0.98%
Portfolio Turnover Rate......................................................        0%        2%(D)          28%
------------------------------------------------------------------------------------------------------------------


                                                                                 DFA CALIFORNIA SHORT-TERM
                                                                                 MUNICIPAL BOND PORTFOLIO
                                                                              ---------------------------------------


                                                                                YEAR      YEAR      YEAR      YEAR
                                                                               ENDED     ENDED     ENDED     ENDED
                                                                              OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                                2012      2011      2010      2009
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period......................................... $  10.32  $  10.39  $  10.26  $  10.00
                                                                              --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................................     0.15      0.17      0.19      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized).................     0.02     (0.06)     0.13      0.27
                                                                              --------  --------  --------  --------
   Total from Investment Operations..........................................     0.17      0.11      0.32      0.49
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................................    (0.15)    (0.18)    (0.19)    (0.23)
                                                                              --------  --------  --------  --------
   Total Distributions.......................................................    (0.15)    (0.18)    (0.19)    (0.23)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................... $  10.34  $  10.32  $  10.39  $  10.26
============================================================================= ========  ========  ========  ========
Total Return.................................................................     1.61%     1.08%     3.14%     4.91%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................................ $395,141  $317,822  $297,631  $210,774
Ratio of Expenses to Average Net Assets......................................     0.23%     0.23%     0.24%     0.26%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously Waived Fees).........................     0.23%     0.23%     0.24%     0.26%
Ratio of Net Investment Income to Average Net Assets.........................     1.41%     1.69%     1.83%     2.17%
Portfolio Turnover Rate......................................................       20%       15%        4%        4%
----------------------------------------------------------------------------------------------------------------------

                                                                                   DFA CALIFORNIA
                                                                                    INTERMEDIATE-
                                                                                   TERM MUNICIPAL
                                                                                   BOND PORTFOLIO
                                                                              ------------------

                                                                                          PERIOD
                                                                                YEAR     NOV. 29,
                                                                               ENDED    2011 (A) TO
                                                                              OCT. 31,   OCT. 31,
                                                                                2013       2012
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period......................................... $ 10.30    $ 10.00
                                                                              -------    -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................................    0.15       0.15
  Net Gains (Losses) on Securities (Realized and Unrealized).................   (0.14)      0.27
                                                                              -------    -------
   Total from Investment Operations..........................................    0.01       0.42
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................................   (0.15)     (0.12)
                                                                              -------    -------
   Total Distributions.......................................................   (0.15)     (0.12)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................... $ 10.16    $ 10.30
============================================================================= ======== ===========
Total Return.................................................................    0.08%      4.21%(D)
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................................ $97,199    $58,652
Ratio of Expenses to Average Net Assets......................................    0.23%      0.23%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously Waived Fees).........................    0.26%      0.41%(C)(E)
Ratio of Net Investment Income to Average Net Assets.........................    1.48%      1.51%(C)(E)
Portfolio Turnover Rate......................................................      11%         0%(D)
-------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, of which fifteen (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports.

   DFA Investment Grade Portfolio achieves its investment objective by primarily investing in other portfolios within IDG (collectively, the "Master Funds"). The Portfolio also invests in short-term temporary cash investments.

                                                    DFA INVESTMENT GRADE PORTFOLIO (PERCENTAGE
MASTER FUNDS                                            OF OWNERSHIP AT OCTOBER 31, 2013)
------------                                        ------------------------------------------
DFA Intermediate-Term Extended Quality Portfolio                       57%
DFA Intermediate Government Fixed Income Portfolio                     14%
DFA Short-Term Extended Quality Portfolio                              3%
DFA Short-Term Government Portfolio                                    4%

   Effective February 28, 2011, DFA Five-Year Government Portfolio changed its name to DFA Short-Term Government Portfolio.

   Prior to October 23, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invested substantially all of their assets in respective shares of The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series. At the close of business on October 23, 2009, the Portfolios received their pro-rata share of cash and securities from the respective Series in a complete liquidation of their interest in the Series. Effective October 24, 2009, the Portfolios invest directly in securities rather than through the Series and maintain the same investment objectives.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Investment Grade Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio (the "International Fixed Income Portfolios") whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Prior to June 4, 2009 and October 16, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, respectively, recognized their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective investments in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series which were treated as partnerships in accordance with both U.S. federal income tax regulations and accounting principles generally accepted in the United States of America. Effective June 4, 2009 and October 16, 2009, The DFA One-Year Fixed Income Series' and The DFA Two-Year Global Fixed Income Series', respectively, partnership status ceased and each became a corporate master fund in a RIC/RIC master-feeder structure. The Portfolios became the feeders of these Series. On October 23, 2009, both DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio liquidated their investment in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, respectively. Effective October 24, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invest directly in securities rather than through the Series and maintain the same investment objectives. See the Federal Income Taxes note for more information regarding these transactions.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

        DFA One-Year Fixed Income Portfolio....................... 0.05%
        DFA Two-Year Global Fixed Income Portfolio................ 0.05%
        DFA Selectively Hedged Global Fixed Income Portfolio...... 0.15%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Five-Year Global Fixed Income Portfolio............... 0.25%
        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%

   For the year ended October 31, 2013, the administrative services fees for DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               DFA One-Year Fixed Income Portfolio........ 0.10%
               DFA Two-Year Global Fixed Income Portfolio. 0.10%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                         PREVIOUSLY
                                                                         RECOVERY       WAIVED FEES/
                                                           EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                          LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
                                                            AMOUNT   EXPENSES ASSUMED     RECOVERY
-                                                         ---------- ---------------- -----------------
DFA Selectively Hedged Global Fixed Income Portfolio (1).    0.25%          --                 --
DFA Short-Term Government Portfolio (2)..................    0.20%          --                 --
DFA World ex U.S. Government Fixed Income Portfolio (1)..    0.20%          --             $  182
DFA Short-Term Extended Quality Portfolio (1)............    0.22%         $20                427
DFA Intermediate-Term Extended Quality Portfolio (1).....    0.22%           5                288
DFA Investment Grade Portfolio (3).......................    0.22%          --              3,277
DFA Inflation-Protected Securities Portfolio (1).........    0.20%          --                 --
DFA Short-Term Municipal Bond Portfolio (2)..............    0.30%          --                 --
DFA Intermediate-Term Municipal Bond Portfolio (1).......    0.23%           4                 87
DFA California Short-Term Municipal Bond Portfolio (1)...    0.30%          --                 --
DFA California Intermediate-Term Municipal Bond
  Portfolio (1)..........................................    0.23%           5                 91

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets of such class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                              FEES PAID
                                                              INDIRECTLY
                                                              ----------
        DFA Two-Year Global Fixed Income Portfolio...........    $68
        DFA Selectively Hedged Global Fixed Income Portfolio.     11
        DFA Five-Year Global Fixed Income Portfolio..........     78
        DFA World ex U.S. Government Fixed Income Portfolio..      4
        DFA Short-Term Extended Quality Portfolio............     36
        DFA Intermediate-Term Extended Quality Portfolio.....      9

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

        DFA One-Year Fixed Income Portfolio....................... $297
        DFA Two-Year Global Fixed Income Portfolio................  251
        DFA Selectively Hedged Global Fixed Income Portfolio......   17
        DFA Short-Term Government Portfolio.......................   50
        DFA Five-Year Global Fixed Income Portfolio...............  168
        DFA World ex U.S. Government Fixed Income Portfolio.......    1
        DFA Intermediate Government Fixed Income Portfolio........   76
        DFA Short-Term Extended Quality Portfolio.................   28
        DFA Intermediate-Term Extended Quality Portfolio..........    8
        DFA Investment Grade Portfolio............................    8
        DFA Inflation-Protected Securities Portfolio..............   44
        DFA Short-Term Municipal Bond Portfolio...................   52
        DFA Intermediate-Term Municipal Bond Portfolio............    1
        DFA California Short-Term Municipal Bond Portfolio........   11
        DFA California Intermediate-Term Municipal Bond Portfolio.    1

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. GOVERNMENT      OTHER INVESTMENT
                                                           SECURITIES            SECURITIES
                                                      --------------------- ---------------------
                                                      PURCHASES    SALES    PURCHASES    SALES
                                                      ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio.................. $  972,004 $1,845,274 $4,095,820 $2,254,150
DFA Two-Year Global Fixed Income Portfolio...........  1,423,058    785,100  5,739,838  4,959,074
DFA Selectively Hedged Global Fixed Income Portfolio.    108,980    108,211    944,839    779,976
DFA Short-Term Government Portfolio..................    838,647    602,154         --         --
DFA Five-Year Global Fixed Income Portfolio..........    220,006    340,435  6,293,654  4,669,685
DFA World ex U.S. Government Fixed Income Portfolio..      3,736      3,667    181,525     78,923
DFA Intermediate Government Fixed Income Portfolio...    979,412    194,992         --         --
DFA Short-Term Extended Quality Portfolio............     21,704      5,000  1,103,223    422,647
DFA Intermediate-Term Extended Quality Portfolio.....     51,032     20,146    656,204     81,426
DFA Inflation-Protected Securities Portfolio.........    994,807    666,736         --         --
DFA Short-Term Municipal Bond Portfolio..............         --         --    618,960    377,450
DFA Intermediate-Term Municipal Bond Portfolio.......         --         --    180,667        488
DFA California Short-Term Municipal Bond Portfolio...         --         --    217,710    113,278
DFA California Intermediate-Term Municipal
  Bond Portfolio.....................................         --         --     49,850      9,233

   For the year ended October 31, 2013, DFA Investment Grade Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                     DFA INVESTMENT GRADE PORTFOLIO
                                   ------------------------------------------------------------------
                                   BALANCE AT BALANCE AT                    DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2012 10/31/2013 PURCHASES  SALES    INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- -------- -------- ----------------
DFA Intermediate-Term Extended
  Quality Portfolio...............  $346,956   $766,075  $442,963        -- $13,975        $241
DFA Intermediate Government Fixed
  Income Portfolio................   275,095    489,951   231,689        --   8,590         520
DFA Short-Term Extended Quality
  Portfolio.......................   187,536     88,053    23,500  $118,806   2,803         411
DFA Short-Term Government
  Portfolio.......................    80,766     79,012     8,089     7,340     648         683

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, non-deductible expenses, expiration of capital loss carryovers and distribution redesignations, short term distributions from underlying RICs were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         INCREASE       INCREASE
                                                                        (DECREASE)     (DECREASE)
                                                         INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                        (DECREASE)    NET INVESTMENT  NET REALIZED
                                                      PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                      --------------- -------------- --------------
DFA One-Year Fixed Income Portfolio..................                          --            --
DFA Two-Year Global Fixed Income Portfolio...........                    $ (4,790)      $ 4,790
DFA Selectively Hedged Global Fixed Income Portfolio.                      (6,388)        6,388
DFA Short-Term Government Portfolio..................                          --            --
DFA Five-Year Global Fixed Income Portfolio..........                     (23,441)       23,441
DFA World Ex U.S. Government Fixed Income Portfolio..                       1,649        (1,649)
DFA Intermediate Government Fixed Income Portfolio...                        (170)          170
DFA Short-Term Extended Quality Portfolio............                      (4,489)        4,489
DFA Intermediate-Term Extended Quality Portfolio.....                      (1,239)        1,239
DFA Investment Grade Portfolio.......................                          --            --
DFA Inflation-Protected Securities Portfolio.........                        (136)          136
DFA Short-Term Municipal Bond Portfolio..............                          --            --
DFA Intermediate-Term Municipal Bond Portfolio.......                          --            --
DFA California Short-Term Municipal Bond Portfolio...                          --            --
DFA California Intermediate-Term Municipal Bond
  Portfolio..........................................                          --            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                      CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                      -------------- ------------- ---------- --------
DFA One-Year Fixed Income Portfolio
2012.................................................    $ 39,643       $16,267        --     $ 55,910
2013.................................................      40,734         7,281        --       48,015
DFA Two-Year Global Fixed Income Portfolio
2012.................................................      82,921         3,260        --       86,181
2013.................................................      54,661         1,375        --       56,036
DFA Selectively Hedged Global Fixed Income Portfolio
2012.................................................      25,733           423        --       26,156
2013.................................................      21,221            --        --       21,221
DFA Short-Term Government Portfolio
2012.................................................      18,199        21,214        --       39,413
2013.................................................      13,530        13,008        --       26,538
DFA Five-Year Global Fixed Income Portfolio
2012.................................................     139,431        76,000        --      215,431
2013.................................................      80,566        42,555        --      123,121
DFA World Ex U.S. Government Fixed Income Portfolio
2012.................................................         837            --        --          837
2013.................................................       4,243            --        --        4,243
DFA Intermediate Government Fixed Income Portfolio
2012.................................................      77,383        16,580        --       93,963
2013.................................................      82,721         5,297        --       88,018
DFA Short-Term Extended Quality Portfolio
2012.................................................      29,793         2,632        --       32,425
2013.................................................      37,553         4,387        --       41,940

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                    CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                    -------------- ------------- ---------- -------
DFA Intermediate-Term Extended Quality Portfolio
2012...............................................    $15,556             --          --   $15,556
2013...............................................     30,139        $   565          --    30,704
DFA Investment Grade Portfolio
2012...............................................     12,346             --          --    12,346
2013...............................................     24,205            867          --    25,072
DFA Inflation-Protected Securities Portfolio
2012...............................................     45,542         19,542          --    65,084
2013...............................................     51,554         13,876          --    65,430
DFA Short-Term Municipal Bond Portfolio
2012...............................................     21,494             --          --    21,494
2013...............................................         --             --     $16,375    16,375
DFA Intermediate-Term Municipal Bond Portfolio
2012...............................................        362             --          --       362
2013...............................................         --             --       1,943     1,943
DFA California Short-Term Municipal Bond Portfolio
2012...............................................      4,994             --          --     4,994
2013...............................................         --             --       4,312     4,312
DFA California Intermediate-Term Municipal Bond
  Portfolio
2012...............................................        471             --          --       471
2013...............................................         --             --       1,248     1,248

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                        UNDISTRIBUTED                                           TOTAL NET
                                        NET INVESTMENT                                        DISTRIBUTABLE
                                          INCOME AND   UNDISTRIBUTED   CAPITAL    UNREALIZED    EARNINGS
                                          SHORT-TERM     LONG-TERM      LOSS     APPRECIATION (ACCUMULATED
                                        CAPITAL GAINS  CAPITAL GAINS CARRYFOWARD DEPRECIATION    LOSSES)
                                        -------------- ------------- ----------- ------------ -------------
DFA One-Year Fixed Income Portfolio....    $ 4,051        $ 3,485           --     $ 10,135     $ 17,671
DFA Two-Year Global Fixed Income
  Portfolio............................     23,221          1,765           --      (27,103)      (2,117)
DFA Selectively Hedged Global Fixed
  Income Portfolio.....................     10,291             79           --       (4,691)       5,679
DFA Short-Term Government Portfolio....      2,410          3,324           --        4,674       10,408
DFA Five-Year Global Fixed Income
  Portfolio............................     46,570         96,458           --       37,115      180,143
DFA World Ex U.S. Government Fixed
  Income Portfolio.....................      2,523             --           --       (2,190)         333
DFA Intermediate Government Fixed
  Income Portfolio.....................     13,811             --      $  (237)      98,189      111,763
DFA Short-Term Extended Quality
  Portfolio............................      2,258          4,635           --       23,535       30,428
DFA Intermediate-Term Extended Quality
  Portfolio............................      2,617            329           --      (12,926)      (9,980)
DFA Investment Grade Portfolio.........      2,180            194           --      (19,926)     (17,552)
DFA Inflation-Protected Securities
  Portfolio............................      4,184             --       (3,570)      81,717       82,331

                                      UNDISTRIBUTED                                           TOTAL NET
                                      NET INVESTMENT                                        DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED   CAPITAL    UNREALIZED    EARNINGS
                                        SHORT-TERM     LONG-TERM      LOSS     APPRECIATION (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFOWARD DEPRECIATION    LOSSES)
                                      -------------- ------------- ----------- ------------ -------------
DFA Short-Term Municipal Bond
  Portfolio..........................     $1,219          --          $ (66)     $14,680       $15,833
DFA Intermediate-Term Municipal Bond
  Portfolio..........................        352          --            (12)      (1,421)       (1,081)
DFA California Short-Term Municipal
  Bond Portfolio.....................        370          --             (8)       3,933         4,295
DFA California Intermediate-Term
  Municipal Bond Portfolio...........        130          --           (113)        (329)         (312)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios utilized the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                           EXPIRES ON OCTOBER 31,
                                                           ----------------------
                                                           2018        2019       UNLIMITED TOTAL
                                                           ----        ----       --------- ------
DFA Intermediate Government Fixed Income Portfolio........  --          --         $  237   $  237
DFA Inflation-Protected Securities Portfolio..............  --          --          3,570    3,570
DFA Short-Term Municipal Bond Portfolio...................  --         $ 3             63       66
DFA Intermediate-Term Municipal Bond Portfolio............  --          --             12       12
DFA California Short-Term Municipal Bond Portfolio........ $ 1           3              4        8
DFA California Intermediate-Term Municipal Bond Portfolio.  --          --            113      113

   During the year ended October 31, 2013, each Portfolio did not utilize capital loss carryforwards.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                       FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                       TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                                      ---------- ------------ ------------ --------------
DFA One-Year Fixed Income Portfolio.................. $8,027,083   $ 10,823     $   (688)     $ 10,135
DFA Two-Year Global Fixed Income Portfolio...........  5,687,591     14,389      (39,124)      (24,735)
DFA Selectively Hedged Global Fixed Income Portfolio.    972,490      4,480       (9,031)       (4,551)
DFA Short-Term Government Portfolio..................  1,760,267     11,047       (6,373)        4,674
DFA Five-Year Global Fixed Income Portfolio..........  8,183,436     71,562      (30,783)       40,779
DFA World Ex U.S. Government Fixed Income Portfolio..    237,466      5,113       (7,425)       (2,312)
DFA Intermediate Government Fixed Income Portfolio...  3,512,589    128,345      (30,156)       98,189
DFA Short-Term Extended Quality Portfolio............  2,743,056     29,060       (5,495)       23,565
DFA Intermediate-Term Extended Quality Portfolio.....  1,522,358     18,420      (31,351)      (12,931)
DFA Investment Grade Portfolio.......................  1,469,018        345      (20,271)      (19,926)
DFA Inflation-Protected Securities Portfolio.........  2,510,492     96,703      (14,986)       81,717
DFA Short-Term Municipal Bond Portfolio..............  1,802,151     14,860         (181)       14,680
DFA Intermediate-Term Municipal Bond Portfolio.......    272,099      2,062       (3,483)       (1,421)

                                                                                            NET
                                                                                         UNREALIZED
                                                    FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                    TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                    -------- ------------ ------------ --------------
DFA California Short-Term Municipal Bond Portfolio. $511,935    $4,016      $   (83)       $3,933
DFA California Intermediate-Term Municipal Bond
  Portfolio........................................   96,375       690       (1,019)         (329)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   3. FORWARD CURRENCY CONTRACTS: The International Fixed Income Portfolios and DFA Investment Grade Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2013, the following

Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                UNREALIZED
                                                     VALUE AT     FOREIGN
    SETTLEMENT CURRENCY                   CONTRACT  OCTOBER 31,  EXCHANGE
       DATE    AMOUNT**     CURRENCY       AMOUNT      2013     GAIN (LOSS)
    ---------- --------  --------------- ---------  ----------- -----------
     11/05/13   107,496  Canadian Dollar $ 102,897   $ 103,087    $   190
     11/05/13  (107,496) Canadian Dollar  (103,925)   (103,088)       837
     11/07/13   (59,894) Canadian Dollar   (57,926)    (57,435)       491
     11/12/13   (99,518) Canadian Dollar   (96,265)    (95,421)       844
     11/14/13   (82,565) Canadian Dollar   (79,927)    (79,162)       765
     11/18/13    (5,166) Canadian Dollar    (4,970)     (4,953)        17
     11/18/13   (37,503) Canadian Dollar   (36,066)    (35,954)       112
     11/19/13   (62,445) Canadian Dollar   (60,615)    (59,864)       751
     11/25/13   (83,090) Canadian Dollar   (80,630)    (79,643)       987
     11/26/13   (88,591) Canadian Dollar   (85,948)    (84,914)     1,034
     12/05/13  (107,294) Canadian Dollar  (102,628)   (102,817)      (189)
     12/06/13   255,333  Denmark Krone      47,250      46,493       (757)
     12/06/13  (381,386) Denmark Krone     (67,271)    (69,446)    (2,175)
     01/24/14   153,634  Denmark Krone      28,446      27,986       (460)
     01/24/14  (264,790) Denmark Krone     (49,039)    (48,234)       805
     11/06/13    56,899  Euro               77,257      77,255         (2)
     11/06/13    49,258  Euro               67,987      66,880     (1,107)
     11/06/13  (106,157) Euro             (139,402)   (144,135)    (4,733)
     11/08/13    11,001  Euro               15,184      14,936       (248)
     11/08/13   (44,290) Euro              (59,955)    (60,135)      (180)
     11/14/13    43,857  Euro               59,316      59,548        232
     11/14/13  (114,538) Euro             (155,570)   (155,517)        53
     11/15/13    35,299  Euro               47,727      47,929        202
     11/15/13  (108,560) Euro             (144,018)   (147,400)    (3,382)
     11/18/13    60,934  Euro               83,981      82,736     (1,245)
     11/18/13   (93,758) Euro             (124,863)   (127,304)    (2,441)
     11/19/13    69,642  Euro               96,117      94,559     (1,558)
     11/19/13    21,553  Euro               29,263      29,265          2
     11/19/13  (105,066) Euro             (139,860)   (142,658)    (2,798)
     11/21/13    60,466  Euro               83,337      82,100     (1,237)
     11/21/13    15,509  Euro               21,019      21,058         39
     11/21/13   (95,952) Euro             (129,951)   (130,284)      (333)
     11/22/13    50,379  Euro               68,933      68,405       (528)
     11/22/13  (101,314) Euro             (138,276)   (137,564)       712
     11/25/13    39,630  Euro               54,654      53,810       (844)
     11/25/13  (100,223) Euro             (136,980)   (136,084)       896
     11/26/13   (29,048) Euro              (39,869)    (39,441)       428
     11/27/13   (34,679) Euro              (47,735)    (47,088)       647
     11/29/13   (96,703) Euro             (133,516)   (131,306)     2,210
     12/02/13    86,550  Euro              117,153     117,519        366
     12/02/13    (1,246) Euro               (1,679)     (1,691)       (12)
     12/02/13    (7,234) Euro               (9,828)     (9,822)         6
     12/02/13   (26,956) Euro              (37,189)    (36,602)       587
     12/02/13   (90,905) Euro             (122,766)   (123,433)      (667)

                                                                    UNREALIZED
                                                        VALUE AT      FOREIGN
SETTLEMENT  CURRENCY                        CONTRACT   OCTOBER 31,   EXCHANGE
   DATE     AMOUNT**        CURRENCY         AMOUNT       2013      GAIN (LOSS)
---------- ----------  ------------------ -----------  -----------  -----------
 12/03/13      48,914  Euro               $    66,904  $    66,418   $   (486)
 12/03/13        (923) Euro                    (1,274)      (1,253)        21
 12/03/13    (103,100) Euro                  (139,797)    (139,993)      (196)
 11/27/13  (2,969,520) Japanese Yen           (30,495)     (30,203)       292
 11/04/13      78,240  New Zealand Dollar      64,635       64,626         (9)
 11/04/13     (26,105) New Zealand Dollar     (21,558)     (21,563)        (5)
 11/04/13     (26,052) New Zealand Dollar     (21,581)     (21,519)        62
 11/04/13     (26,083) New Zealand Dollar     (21,628)     (21,545)        83
 11/12/13    (115,068) New Zealand Dollar     (95,559)     (94,994)       565
 11/22/13    (145,173) New Zealand Dollar    (121,844)    (119,765)     2,079
 12/05/13     (78,426) New Zealand Dollar     (64,652)     (64,642)        10
 11/04/13     242,488  Norwegian Krone         41,277       40,733       (544)
 11/04/13    (242,488) Norwegian Krone        (40,441)     (40,733)      (292)
 12/05/13    (242,938) Norwegian Krone        (41,307)     (40,763)       544
 11/18/13      15,242  UK Pound Sterling       24,691       24,436       (255)
 11/18/13      15,263  UK Pound Sterling       24,675       24,470       (205)
 11/18/13      10,201  UK Pound Sterling       16,573       16,355       (218)
 11/18/13     (51,750) UK Pound Sterling      (82,612)     (82,967)      (355)
                                          -----------  -----------   --------
                                          $(1,830,139) $(1,840,731)  $(10,592)
                                          ===========  ===========   ========

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
   SETTLEMENT CURRENCY                     CONTRACT  OCTOBER 31,  EXCHANGE
      DATE    AMOUNT**       CURRENCY       AMOUNT      2013     GAIN (LOSS)
   ---------- --------  ------------------ --------  ----------- -----------
    12/27/13    48,910  Australian Dollar  $ 46,825   $ 46,067     $  (758)
    12/06/13    40,152  Canadian Dollar      38,766     38,475        (291)
    12/06/13    40,152  Canadian Dollar      38,766     38,475        (291)
    11/01/13    48,238  New Zealand Dollar   37,925     39,845       1,920
    11/01/13     9,500  New Zealand Dollar    7,933      7,847         (86)
    11/01/13   (18,174) New Zealand Dollar  (14,654)   (15,012)       (358)
    11/01/13   (39,563) New Zealand Dollar  (32,682)   (32,679)          3
    01/29/14    40,117  New Zealand Dollar   32,936     32,940           4
    11/01/13   434,055  Norwegian Krone      72,415     72,913         498
    11/01/13    27,626  Norwegian Krone       4,586      4,641          55
    11/01/13  (461,682) Norwegian Krone     (78,234)   (77,554)        680
    01/07/14   464,031  Norwegian Krone      78,435     77,763        (672)
    12/11/13      (110) Singapore Dollar        (87)       (88)         (1)
    12/11/13    (6,809) Singapore Dollar     (5,367)    (5,481)       (114)
    12/06/13   381,205  Swedish Krona        60,072     58,782      (1,290)
                                           --------   --------     -------
                                           $287,635   $286,934     $  (701)
                                           ========   ========     =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                   UNREALIZED
                                                       VALUE AT      FOREIGN
 SETTLEMENT CURRENCY                       CONTRACT   OCTOBER 31,   EXCHANGE
    DATE    AMOUNT**       CURRENCY         AMOUNT       2013      GAIN (LOSS)
 ---------- --------  ------------------ -----------  -----------  -----------
  11/15/13   107,630  Denmark Krone      $    19,747  $    19,595    $  (152)
  11/15/13  (356,937) Denmark Krone          (63,527)     (64,983)    (1,456)
  12/06/13   113,826  Denmark Krone           21,047       20,726       (321)
  12/06/13  (345,009) Denmark Krone          (60,851)     (62,822)    (1,971)
  11/01/13    (5,949) Euro                    (8,176)      (8,078)        98
  11/01/13    (5,949) Euro                    (8,176)      (8,078)        98
  11/06/13     8,475  Euro                    11,696       11,507       (189)
  11/06/13   (79,207) Euro                  (104,136)    (107,543)    (3,407)
  11/08/13    42,222  Euro                    58,195       57,327       (868)
  11/08/13   (82,005) Euro                  (110,998)    (111,343)      (345)
  11/12/13     3,865  Euro                     5,312        5,248        (64)
  11/12/13     3,865  Euro                     5,312        5,248        (64)
  11/12/13   (76,481) Euro                  (101,029)    (103,844)    (2,815)
  11/13/13   (75,731) Euro                  (100,400)    (102,826)    (2,426)
  11/14/13   (57,778) Euro                   (78,474)     (78,450)        24
  11/21/13     8,496  Euro                    11,737       11,536       (201)
  11/21/13   (39,027) Euro                   (52,860)     (52,991)      (131)
  11/21/13   (39,027) Euro                   (52,860)     (52,991)      (131)
  11/22/13   (68,948) Euro                   (94,109)     (93,618)       491
  11/26/13    (6,676) Euro                    (9,166)      (9,065)       101
  11/26/13    (6,676) Euro                    (9,167)      (9,065)       102
  11/27/13     7,170  Euro                     9,898        9,735       (163)
  11/27/13   (26,785) Euro                   (36,870)     (36,369)       501
  11/27/13   (61,078) Euro                   (84,257)     (82,933)     1,324
  12/02/13   (42,934) Euro                   (57,975)     (58,297)      (322)
  12/02/13   (42,934) Euro                   (57,977)     (58,297)      (320)
  12/04/13   (54,792) Euro                   (74,442)     (74,399)        43
  11/26/13   (18,540) New Zealand Dollar     (15,321)     (15,291)        30
  11/26/13   (21,936) New Zealand Dollar     (18,694)     (18,092)       602
  11/26/13   (22,642) New Zealand Dollar     (18,916)     (18,674)       242
  11/26/13   (63,370) New Zealand Dollar     (53,724)     (52,265)     1,459
  11/18/13   (20,095) Singapore Dollar       (16,239)     (16,177)        62
  11/18/13   (24,863) Singapore Dollar       (20,116)     (20,015)       101
  11/18/13   (73,735) Singapore Dollar       (59,127)     (59,359)      (232)
  11/01/13    68,228  UK Pound Sterling      109,649      109,397       (252)
  11/01/13   (68,228) UK Pound Sterling     (109,418)    (109,397)        21
  11/04/13    84,251  UK Pound Sterling      135,355      135,088       (267)
  11/04/13    11,144  UK Pound Sterling       18,003       17,869       (134)
  11/04/13   (95,396) UK Pound Sterling     (154,910)    (152,957)     1,953
  11/07/13     6,091  UK Pound Sterling        9,799        9,767        (32)
  11/07/13   (88,519) UK Pound Sterling     (143,293)    (141,928)     1,365
  11/18/13   (72,594) UK Pound Sterling     (115,886)    (116,385)      (499)
  11/21/13   (87,423) UK Pound Sterling     (139,251)    (140,156)      (905)
  11/22/13   (74,892) UK Pound Sterling     (119,909)    (120,066)      (157)
  11/27/13   (69,028) UK Pound Sterling     (111,501)    (110,661)       840
  12/02/13   (68,165) UK Pound Sterling     (109,521)    (109,273)       248
  12/05/13   (84,536) UK Pound Sterling     (135,782)    (135,514)       268
                                         -----------  -----------    -------
                                         $(2,091,308) $(2,099,159)   $(7,851)
                                         ===========  ===========    =======

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO*

                                                                   UNREALIZED
                                                        VALUE AT     FOREIGN
  SETTLEMENT  CURRENCY                       CONTRACT  OCTOBER 31,  EXCHANGE
     DATE     AMOUNT**        CURRENCY        AMOUNT      2013     GAIN (LOSS)
  ---------- ----------  ------------------ ---------  ----------- -----------
   11/25/13        (175) Canadian Dollar    $    (166)  $    (167)   $    (1)
   11/25/13      (2,041) Canadian Dollar       (1,947)     (1,957)       (10)
   11/25/13     (15,218) Canadian Dollar      (14,767)    (14,587)       180
   11/22/13        (672) Denmark Krone           (124)       (122)         2
   11/22/13     (48,409) Denmark Krone         (8,862)     (8,814)        48
   11/01/13        (156) Euro                    (215)       (212)         3
   11/15/13       1,158  Euro                   1,568       1,573          5
   11/15/13         (86) Euro                    (117)       (117)        --
   11/15/13        (322) Euro                    (428)       (437)        (9)
   11/15/13        (599) Euro                    (810)       (813)        (3)
   11/15/13        (686) Euro                    (916)       (931)       (15)
   11/15/13        (780) Euro                  (1,054)     (1,059)        (5)
   11/15/13        (804) Euro                  (1,110)     (1,091)        19
   11/15/13        (998) Euro                  (1,356)     (1,355)         1
   11/15/13      (1,429) Euro                  (1,927)     (1,940)       (13)
   11/15/13     (73,856) Euro                 (98,069)   (100,280)    (2,211)
   11/01/13   3,282,570  Japanese Yen          33,497      33,384       (113)
   11/01/13      10,884  Japanese Yen             113         111         (2)
   11/01/13     (37,881) Japanese Yen            (385)       (385)        --
   11/01/13     (44,795) Japanese Yen            (447)       (456)        (9)
   11/01/13     (60,039) Japanese Yen            (607)       (611)        (4)
   11/01/13    (166,593) Japanese Yen          (1,676)     (1,694)       (18)
   11/01/13  (2,984,146) Japanese Yen         (30,040)    (30,348)      (308)
   01/29/14  (3,299,167) Japanese Yen         (33,686)    (33,571)       115
   11/21/13         (12) New Zealand Dollar       (10)        (10)        --
   11/21/13        (102) New Zealand Dollar       (84)        (84)        --
   11/21/13      (6,328) New Zealand Dollar    (5,284)     (5,221)        63
   11/19/13     (22,073) Norwegian Krone       (3,728)     (3,706)        22
   11/29/13     (11,621) Singapore Dollar      (9,397)     (9,355)        42
   11/26/13        (200) Swedish Krona            (31)        (31)        --
   11/26/13     (20,311) Swedish Krona         (3,182)     (3,133)        49
   11/25/13         364  UK Pound Sterling        588         583         (5)
   11/25/13        (428) UK Pound Sterling       (688)       (686)         2
   11/25/13        (502) UK Pound Sterling       (802)       (805)        (3)
   11/25/13        (812) UK Pound Sterling     (1,301)     (1,301)        --
   11/25/13     (27,675) UK Pound Sterling    (44,396)    (44,367)        29
                                            ---------   ---------    -------
                                            $(231,846)  $(233,995)   $(2,149)
                                            =========   =========    =======

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
    SETTLEMENT CURRENCY                    CONTRACT  OCTOBER 31,  EXCHANGE
       DATE    AMOUNT**     CURRENCY        AMOUNT      2013     GAIN (LOSS)
    ---------- -------- ----------------- ---------  ----------- -----------
     12/02/13. (30,162) Euro              $ (41,607)  $ (40,956)   $  651
     11/18/13.  (9,831) Singapore Dollar     (7,886)     (7,914)      (28)
     11/07/13. (41,761) UK Pound Sterling   (67,585)    (66,958)      627
                                          ---------   ---------    ------
                                          $(117,078)  $(115,828)   $1,250
                                          =========   =========    ======

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO*

                                                            UNREALIZED
                                                 VALUE AT     FOREIGN
         SETTLEMENT CURRENCY          CONTRACT  OCTOBER 31,  EXCHANGE
            DATE    AMOUNT** CURRENCY  AMOUNT      2013     GAIN (LOSS)
         ---------- -------- -------- --------  ----------- -----------
          11/18/13     (148) Euro     $   (201)  $   (201)     $ --
          11/18/13  (10,852) Euro      (14,721)   (14,734)      (13)
                                      --------   --------      ----
                                      $(14,922)  $(14,935)     $(13)
                                      ========   ========      ====

* During the year ended October 31, 2013, the following Portfolios' average contract amount of forward currency contracts were (in thousands):

        DFA Two-Year Global Fixed Income Portfolio........... $3,821,946
        DFA Selectively Hedged Global Fixed Income Portfolio.    324,410
        DFA Five-Year Global Fixed Income Portfolio..........  2,879,463
        DFA World ex U.S. Government Fixed Income Portfolio..    227,094
        DFA Short-Term Extended Quality Portfolio............    109,964
        DFA Intermediate-Term Extended Quality Portfolio.....     14,699

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2013:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------

 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2013 (amounts in thousands):

                                                        ASSET DERIVATIVES VALUE
                                                      ---------------------------
                                                                FOREIGN
                                                               EXCHANGE
                                                               CONTRACTS
                                                      ---------------------------
DFA Two-Year Global Fixed Income Portfolio...........          $ 16,872
DFA Selectively Hedged Global Fixed Income Portfolio.             3,159
DFA Five-Year Global Fixed Income Portfolio..........             9,973
DFA World ex U.S. Government Fixed Income Portfolio..               580
DFA Short-Term Extended Quality Portfolio............             1,278

                                                      LIABILITY DERIVATIVES VALUE
                                                      ---------------------------
                                                                FOREIGN
                                                               EXCHANGE
                                                               CONTRACTS
                                                      ---------------------------
DFA Two-Year Global Fixed Income Portfolio...........          $(27,464)
DFA Selectively Hedged Global Fixed Income Portfolio.            (3,860)
DFA Five-Year Global Fixed Income Portfolio..........           (17,824)
DFA World ex U.S. Government Fixed Income Portfolio..            (2,729)
DFA Short-Term Extended Quality Portfolio............               (28)
DFA Intermediate-Term Extended Quality Portfolio.....               (13)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2013:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                                          REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES RECOGNIZED IN INCOME
                                                      --------------------------------
                                                                  FOREIGN
                                                                  EXCHANGE
                                                                 CONTRACTS
                                                      --------------------------------
DFA Two-Year Global Fixed Income Portfolio...........             $(59,263)
DFA Selectively Hedged Global Fixed Income Portfolio.               (3,817)
DFA Five-Year Global Fixed Income Portfolio..........              (78,477)
DFA World ex U.S. Government Fixed Income Portfolio..                1,388
DFA Short-Term Extended Quality Portfolio............               (6,271)
DFA Intermediate-Term Extended Quality Portfolio.....               (1,243)

                                                            CHANGE IN UNREALIZED
                                                       APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES RECOGNIZED IN INCOME
                                                      --------------------------------
                                                                  FOREIGN
                                                                  EXCHANGE
                                                                 CONTRACTS
                                                      --------------------------------
DFA Two-Year Global Fixed Income Portfolio...........             $  9,682
DFA Selectively Hedged Global Fixed Income Portfolio.                2,701
DFA Five-Year Global Fixed Income Portfolio..........               21,300
DFA World ex U.S. Government Fixed Income Portfolio..                 (471)
DFA Short-Term Extended Quality Portfolio............                3,202
DFA Intermediate-Term Extended Quality Portfolio.....                  603

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
DFA One-Year Fixed Income Portfolio......     0.83%       $61,526         1         $ 1        $61,526
DFA Investment Grade Portfolio...........     0.87%         1,876         9          --          7,875
DFA California Short-Term Municipal Bond
  Portfolio..............................     0.85%        12,430         1          --         12,430

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   At October 31, 2013 only the DFA One-year Fixed Income Portfolio had outstanding borrowings under the lines of credit of $61,526 (in thousands)

I. SECURITIES LENDING:

   As of October 31, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                         APPROXIMATE
                                                                          PERCENTAGE
                                                            NUMBER OF   OF OUTSTANDING
                                                           SHAREHOLDERS     SHARES
-                                                          ------------ --------------
DFA One-Year Fixed Income Portfolio.......................      3             59%
DFA Two-Year Global Fixed Income Portfolio................      4             87%
DFA Selectively Hedged Global Fixed Income Portfolio......      4             88%
DFA Short-Term Government Portfolio.......................      4             77%
DFA Five-Year Global Fixed Income Portfolio...............      3             77%
DFA World ex U.S. Government Fixed Income Portfolio.......      5             93%
DFA Intermediate Government Fixed Income Portfolio........      4             87%
DFA Short-Term Extended Quality Portfolio.................      5             85%
DFA Intermediate-Term Extended Quality Portfolio..........      4             85%
DFA Investment Grade Portfolio............................      4             92%
DFA Inflation-Protected Securities Portfolio..............      3             67%
DFA Short-Term Municipal Bond Portfolio...................      5             94%
DFA Intermediate-Term Municipal Bond Portfolio............      4             98%
DFA California Short-Term Municipal Bond Portfolio........      3             94%
DFA California Intermediate-Term Municipal Bond Portfolio.      3             96%

M. SUBSEQUENT EVENT EVALUATIONS:

   On December 13, 2013, the Board of DFAIDG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for each of the following two Portfolios: the DFA One-Year Fixed Income Portfolio and the

DFA Two-Year Global Fixed Income Portfolio. It is expected that each Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolios under the Investment Management Agreements will be the same as under the Current Agreements. When the Investment Management Agreements become effective, each Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate- Term Extended Quality Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, and DFA California Intermediate-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agents of the investee funds provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      NAME, POSITION                                PORTFOLIOS WITHIN THE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/        AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN                                HELD
-------------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                         investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of Chicago
Trustee of DFAITC and DEM.                                                 Booth School of Business (since 1965). Member
The University of Chicago                                                  and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                    trading exchange) (since 2004). Formerly, Director
Chicago, IL 60637                                                          of UNext, Inc. (1999-2006). Trustee, Harbor Fund
1939                                                                       (registered investment company) (30 Portfolios)
                                                                           (since 1994). Formerly, Member of the Board of
                                                                           Milwaukee Mutual Insurance Company (1997-
                                                                           2010).
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio Analysis,
                                                                           Inc. (software products) (1990-2010).
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG.                         investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM.                                                 Human Resources Management and Economics,
Stanford University                                                        Graduate School of Business, Stanford University
Graduate School of Business                                                (since 1995). Cornerstone Research (expert
518 Memorial Way                                                           testimony and economic and financial analysis)
Stanford, CA 94305-5015                                                    (since 2009). Formerly, Chairman of the President
1948                                                                       George W. Bush's Council of Economic Advisers
                                                                           (2006-2009). Formerly, Council of Economic
                                                                           Advisors, State of California (2005-2006).
                                                                           Formerly, Commissioner, White House Panel on
                                                                           Tax Reform (2005).
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980). Formerly,
                                                                           Director, Chicago Mercantile Exchange (2001-
                                                                           2008).
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of Chicago
Trustee of DFAITC and DEM.                                                 Booth School of Business (since 1980). Co-
The University of Chicago                                                  Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as HON
Chicago, IL 60637                                                          Industries Inc.) (office furniture) (since 2000).
1953                                                                       Director, Ryder System Inc. (transportation,
                                                                           logistics and supply-chain management) (since
                                                                           2003). Trustee, UBS Funds (4 investment
                                                                           companies within the fund complex) (52 portfolios)
                                                                           (since 2009).
-------------------------------------------------------------------------------------------------------------------------------

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
-------------------------------------------------------------------------------------------------------------------------------
David G. Booth               Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                               investment companies   Executive Officer (since January 2010) of
Co-Chief Executive                                                       Dimensional Holdings Inc., Dimensional Fund
Officer and President of                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
DFAIDG and DIG.                                                          DIG and DFAITC. Director of Dimensional Fund
Chairman, Trustee,                                                       Advisors Ltd., Dimensional Funds PLC, Dimensional
Co-Chief Executive                                                       Funds II PLC, DFA Australia Limited, Dimensional
Officer and President of                                                 Cayman Commodity Fund I Ltd., Dimensional Japan
DFAITC and DEM.                                                          Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                      Director and Co-Chief Executive Officer of
Building One Austin,                                                     Dimensional Fund Advisors Canada ULC. President,
Texas 78746                                                              Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                     Oak Hill Partners (since 2001) and VSC Investors,
                                                                         LLC (since 2007). Trustee, The University of
                                                                         Chicago. Trustee, University of Kansas Endowment
                                                                         Association. Formerly, Chief Executive Officer (until
                                                                         2010) and Chief Investment Officer (2003-2007) of
                                                                         Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                         DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                         Holdings Inc. Formerly, Chief Investment Officer of
                                                                         Dimensional Fund Advisors Ltd. Formerly, President
                                                                         and Chief Investment Officer of DFA Australia
                                                                         Limited. Formerly, Director, SA Funds (registered
                                                                         investment company).
-------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                    Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer                                                 Dimensional Fund Advisors LP, DFA Securities LLC,
of DFAIDG and DIG.                                                       DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                        Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                    Executive Officer, President and Chief Investment
Chief Investment Officer                                                 Officer of Dimensional Fund Advisors Canada ULC.
of DFAITC and DEM.                                                       Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                      of DFA Australia Limited. Director of Dimensional
Building One                                                             Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                         Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                     and Dimensional Advisors Ltd., Formerly President
                                                                         of Dimensional Holdings Inc, Dimensional Fund
                                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                         DIG, DFAITC and Dimensional Fund Advisors
                                                                         Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                  Since 2008      Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                 Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                  Since 2005      Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                 Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                Since 2007      Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                 Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                  Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                 Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                    Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                 Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                     Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                      Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell               Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (August 2002-January 2012).
1976

                                    TERM OF OFFICE/1/
   NAME, POSITION WITH THE FUND      AND LENGTH OF
        AND YEAR OF BIRTH               SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                      Since 2007      Vice President of all the DFA Entities.
Vice President
1949
---------------------------------------------------------------------------------------------------------------------------
George H. Crane                        Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                         President and Managing Director at State Street Bank & Trust
1955                                                   Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                 Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                     and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                   Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------
James L. Davis                         Since 1999      Vice President of all the DFA Entities.
Vice President
1956
---------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                        Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                         Dimensional Fund Advisors Canada ULC.
1957
---------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                       Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                         Dimensional (since August 2008).
1972
---------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                     Since 2001      Vice President of all the DFA Entities.
Vice President
1970
---------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                     Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                           DFA Australia Limited.
Secretary
1965
---------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                    Since 2004      Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                         Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                         Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                   Manager of Dimensional (since January 2012).
---------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                      Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                         for Dimensional (since June 2006).
1970
---------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                       Since 2007      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                         Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                         at BlackRock (2004-January 2012).
1968
---------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                          Since 2000      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
John T. Gray                           Since 2007      Vice President of all the DFA Entities.
Vice President
1974
---------------------------------------------------------------------------------------------------------------------------
Christian Gunther                      Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                   Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                       (2008-2009); Trader for Dimensional (2004-2008).
---------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                         Since 2007      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                     Since 2005      Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
    Kevin B. Hight               Since 2005      Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho              Since 2004      Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath           Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine            Since 2013      Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                 Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones             Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President 1968                          for Dimensional (October 2008-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating           Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper             Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner            Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn              Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich           Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski          Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad             Since 2011      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane              Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    8Francis R. Lao              Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso             Since 2013      Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President 1978                          Dimensional (January 2010-December 2012); Trader for
                                                 Dimensional (2000-2009).
----------------------------------------------------------------------------------------------------------------------
    Juliet H. Lee                Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971

                                          TERM OF OFFICE/1/
     NAME, POSITION WITH THE FUND           AND LENGTH OF
           AND YEAR OF BIRTH                   SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                           Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                                 Associate for Dimensional (July 2008-2010).
1980
---------------------------------------------------------------------------------------------------------------------------
John B. Lessley                          Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since January 2008).
1960
---------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                        Since 2009            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since February 2004).
1969
---------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                        Since 2010            Vice President of all the DFA Entities and Dimensional
Vice President                                                 Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
1972                                                           September 2006).
---------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                         Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (Since August 2010). Formerly, Vice
1971                                                           President, Sales and Business Development at AdvisorsIG
                                                               (PPMG) (2009- 2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                          Since 2008            Vice President of all the DFA Entities and Head of Global
Vice President & Head of Global                                Human Resources of Dimensional.
Human Resources
1970
---------------------------------------------------------------------------------------------------------------------------
David R. Martin                          Since 2007            Vice President, Chief Financial Officer and Treasurer of
Vice President, Chief Financial Officer                        all the DFA Entities. Director, Vice President, Chief
and Treasurer                                                  Financial Officer and Treasurer of Dimensional Fund
1956                                                           Advisors Ltd., DFA Australia Limited, Dimensional Advisors
                                                               Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                               Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                               Chief Financial Officer, Treasurer, and Vice President of
                                                               Dimensional SmartNest (US) LLC, and Dimensional Cayman
                                                               Commodity Fund I Ltd. Director of Dimensional Funds PLC and
                                                               Dimensional Funds II PLC. Statutory Auditor of Dimensional
                                                               Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                        Since 2013            Vice President of all the DFA Entities. Client Service
Vice President                                                 Manager for Dimensional (Since 2012). Formerly, Regional
1978                                                           Director for Dimensional (2008-2011; Senior Associate at
                                                               Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                       Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                                 Systems at Dimensional (Since 2011). Formerly, Project
1971                                                           Manager for Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                      Vice President since  Vice President and Secretary of all the DFA Entities.
Vice President and Secretary             1997 and Secretary    Director, Vice President and Secretary of DFA Australia
1964                                     since 2000            Limited and Dimensional Fund Advisors Ltd. (since February
                                                               2002, April 1997 and May 2002, respectively). Vice
                                                               President and Secretary of Dimensional Fund Advisors Canada
                                                               ULC (since June 2003), Dimensional SmartNest (US) LLC,
                                                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
                                                               Ltd. (since February 2012), Dimensional Advisors Ltd.
                                                               (since March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                               (since June 2012) and Dimensional Hong Kong Limited (since
                                                               August 2012). Director, Dimensional Funds PLC and
                                                               Dimensional Funds II PLC (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan Ltd.,
                                                               Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                               Ltd. and Dimensional Hong Kong Limited (since August 2012
                                                               and July 2012).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                          Since 2011            Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                 for Dimensional (2008-2010).
1964
---------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                     Since 2012            Vice President of all DFA Entities. Deputy Chief Compliance
Vice President                                                 Officer of Dimensional (since December 2012). Formerly
1961                                                           Chief Compliance Officer of Wellington Management Company,
                                                               LLP (2004-2011).
---------------------------------------------------------------------------------------------------------------------------
Carolyn L. O                             Since 2010            Vice President of all the DFA Entities and Dimensional
Vice President                                                 Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
1974                                                           (since 2011). Counsel for Dimensional (2007-2011).

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly           Since 2007      Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki                Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak            Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre               Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha              Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                     Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall          Since 2008      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier               Since 2013      Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova             Since 2012      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez          Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft                Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi            Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons             Since 2009      Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith              Since 2011      Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith               Since 2004      Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956
-----------------------------------------------------------------------------------------------------------------------
    Carl G. Snyder               Since 2000      Vice President of all the DFA Entities.
    Vice President
    1963

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth            Since 2004      Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman            Since 2004      Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)


For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.


                                               NET
                                           INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                               U.S.
                                             INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL      GOVERNMENT
DFA INVESTMENT DIMENSIONS GROUP INC.      DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS INTEREST (1)
------------------------------------      ------------- ------------- ------------- ------- ---------- ------------- ------------
DFA One-Year Fixed Income Portfolio......      65%           20%           15%        --        --          100%           7%
DFA Two-Year Global Fixed Income
 Portfolio...............................      81%           16%            2%        --        --          100%           1%
DFA Selectively Hedged Global Fixed
 Income Portfolio........................      97%            3%           --         --        --          100%          --
DFA Short-Term Government Portfolio......      49%            2%           49%        --        --          100%          84%
DFA Five-Year Global Fixed Income
 Portfolio...............................      51%           14%           35%        --        --          100%          --
DFA World ex U.S. Government Fixed
 Income Portfolio........................      66%           34%           --         --        --          100%           1%
DFA Intermediate Government Fixed
 Income Portfolio........................      94%           --             6%        --        --          100%          96%
DFA Short-Term Extended Quality
 Portfolio...............................      90%           --            10%        --        --          100%          --
DFA Intermediate-Term Extended Quality
 Portfolio...............................      98%           --             2%        --        --          100%           3%
DFA Investment Grade Portfolio...........      97%           --             3%        --        --          100%          --
DFA Inflation-Protected Securities
 Portfolio...............................      78%            1%           21%        --        --          100%          92%
DFA Short-Term Municipal Bond
 Portfolio...............................      --            --            --         --       100%         100%          --
DFA Intermediate-Term Municipal Bond
 Portfolio...............................      --            --            --         --       100%         100%          --
DFA California Short-Term Municipal Bond
 Portfolio...............................      --            --            --         --       100%         100%          --

                                                                           QUALIFYING
                                                                             SHORT-
                                           FOREIGN    FOREIGN   QUALIFYING    TERM
                                             TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.      CREDIT (2) INCOME (3) INCOME (4)  GAIN (5)
------------------------------------      ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio......     --         --        100%       100%
DFA Two-Year Global Fixed Income
 Portfolio...............................     --         --        100%       100%
DFA Selectively Hedged Global Fixed
 Income Portfolio........................     --         --        100%       100%
DFA Short-Term Government Portfolio......     --         --        100%       100%
DFA Five-Year Global Fixed Income
 Portfolio...............................     --         --        100%       100%
DFA World ex U.S. Government Fixed
 Income Portfolio........................     --         --        100%       100%
DFA Intermediate Government Fixed
 Income Portfolio........................     --         --        100%       100%
DFA Short-Term Extended Quality
 Portfolio...............................     --         --        100%       100%
DFA Intermediate-Term Extended Quality
 Portfolio...............................     --         --        100%       100%
DFA Investment Grade Portfolio...........     --         --        100%       100%
DFA Inflation-Protected Securities
 Portfolio...............................     --         --        100%       100%
DFA Short-Term Municipal Bond
 Portfolio...............................     --         --        100%       100%
DFA Intermediate-Term Municipal Bond
 Portfolio...............................     --         --        100%       100%
DFA California Short-Term Municipal Bond
 Portfolio...............................     --         --        100%       100%


                                           NET
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                               U.S.
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL      GOVERNMENT
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS INTEREST (1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 DFA California Intermediate-Term
  Municipal Bond Portfolio...........      --            --            --         --       100%         100%          --

                                                                       QUALIFYING
                                                                         SHORT-
                                       FOREIGN    FOREIGN   QUALIFYING    TERM
                                         TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  CREDIT (2) INCOME (3) INCOME (4)  GAIN (5)
------------------------------------  ---------- ---------- ---------- ----------
 DFA California Intermediate-Term
  Municipal Bond Portfolio...........     --         --        100%       100%

----------
(1)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were satisfied for DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, and DFA Inflation-Protected Securities Portfolio to permit exemption of these amounts from state income for these funds.
(2)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(3)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(4)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(5)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-024A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA Investment Dimensions Group Inc.
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
DFA International Value ex Tobacco Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
CHAIRMAN AND CO-CHIEF EXECUTIVE OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
         LETTER TO SHAREHOLDERS
         DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............   1
         PERFORMANCE CHARTS......................................   2
         MANAGEMENT'S DISCUSSION AND ANALYSIS....................   5
         DISCLOSURE OF FUND EXPENSES.............................   9
         DISCLOSURE OF PORTFOLIO HOLDINGS........................  11
         SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS.................
            U.S. Social Core Equity 2 Portfolio..................  13
            U.S. Sustainability Core 1 Portfolio.................  16
            International Sustainability Core 1 Portfolio........  19
            DFA International Value ex Tobacco Portfolio.........  23
            International Social Core Equity Portfolio...........  27
            Emerging Markets Social Core Equity Portfolio........  31
         STATEMENTS OF ASSETS AND LIABILITIES....................  35
         STATEMENTS OF OPERATIONS................................  37
         STATEMENTS OF CHANGES IN NET ASSETS.....................  39
         FINANCIAL HIGHLIGHTS....................................  41
         NOTES TO FINANCIAL STATEMENTS...........................  44
         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  55
         FUND MANAGEMENT.........................................  56
         VOTING PROXIES ON FUND PORTFOLIO SECURITIES.............  65
         NOTICE TO SHAREHOLDERS..................................  66

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 1, 2007-OCTOBER 31, 2013

                             [CHART]

               U.S. Social Core Equity
                    2 Portfolio        Russell 3000/R/ Index
               -----------------------  -------------------
10/01/2007           $10,000                 $10,000
10/31/2007             9,930                  10,042
11/30/2007             9,330                   9,590
12/31/2007             9,238                   9,532
 1/31/2008             8,777                   8,954
 2/29/2008             8,516                   8,676
 3/31/2008             8,498                   8,625
 4/30/2008             8,951                   9,056
 5/31/2008             9,202                   9,242
 6/30/2008             8,366                   8,479
 7/31/2008             8,315                   8,411
 8/31/2008             8,497                   8,542
 9/30/2008             7,718                   7,739
10/31/2008             6,207                   6,366
11/30/2008             5,578                   5,864
12/31/2008             5,714                   5,976
 1/31/2009             5,099                   5,474
 2/28/2009             4,505                   4,901
 3/31/2009             4,976                   5,330
 4/30/2009             5,706                   5,891
 5/31/2009             5,963                   6,205
 6/30/2009             5,932                   6,226
 7/31/2009             6,479                   6,711
 8/31/2009             6,737                   6,951
 9/30/2009             7,085                   7,242
10/31/2009             6,796                   7,056
11/30/2009             7,075                   7,457
12/31/2009             7,409                   7,669
 1/31/2010             7,118                   7,393
 2/28/2010             7,451                   7,643
 3/31/2010             8,003                   8,125
 4/30/2010             8,336                   8,301
 5/31/2010             7,659                   7,645
 6/30/2010             7,099                   7,205
 7/31/2010             7,631                   7,706
 8/31/2010             7,141                   7,343
 9/30/2010             7,913                   8,036
10/31/2010             8,206                   8,350
11/30/2010             8,384                   8,398
12/31/2010             9,075                   8,968
 1/31/2011             9,254                   9,164
 2/28/2011             9,706                   9,497
 3/31/2011             9,830                   9,540
 4/30/2011            10,030                   9,824
 5/31/2011             9,840                   9,712
 6/30/2011             9,655                   9,537
 7/31/2011             9,337                   9,319
 8/31/2011             8,597                   8,760
 9/30/2011             7,735                   8,080
10/31/2011             8,827                   9,010
11/30/2011             8,796                   8,986
12/31/2011             8,835                   9,060
 1/31/2012             9,326                   9,517
 2/29/2012             9,742                   9,919
 3/31/2012             9,972                  10,225
 4/30/2012             9,865                  10,158
 5/31/2012             9,149                   9,530
 6/30/2012             9,470                   9,904
 7/31/2012             9,513                  10,002
 8/31/2012             9,824                  10,251
 9/30/2012            10,106                  10,521
10/31/2012            10,031                  10,339
11/30/2012            10,117                  10,419
12/31/2012            10,381                  10,547
 1/31/2013            11,050                  11,126
 2/28/2013            11,182                  11,273
 3/31/2013            11,644                  11,715
 4/30/2013            11,688                  11,907
 5/31/2013            12,150                  12,187
 6/30/2013            12,028                  12,029
 7/31/2013            12,734                  12,689            Past performance is not predictive of
 8/31/2013            12,337                  12,334            future performance.
 9/30/2013            12,857                  12,793
10/31/2013            13,389                  13,336            The returns shown do not reflect the
                                                                deduction of taxes that a shareholder
                                                                would pay on fund distributions or the
                                                                redemption of fund shares.
       AVERAGE ANNUAL      ONE      FIVE         FROM
       TOTAL RETURN        YEAR     YEARS     10/01/2007        Russell data copyright (C) Russell
       -----------------------------------------------------    Investment Group 1995-2013, all rights
                          33.47%    16.62%      4.91%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SUSTAINABILITY CORE 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
MARCH 12, 2008-OCTOBER 31, 2013

                            [CHART]

               U.S. Sustainability Core
                     1 Portfolio          Russell 3000/R/ Index
               ------------------------   ---------------------
 3/12/2008             $10,000                  $10,000
 3/31/2008              10,190                   10,127
 4/30/2008              10,650                   10,633
 5/31/2008              10,910                   10,851
 6/30/2008              10,056                    9,955
 7/31/2008              10,006                    9,876
 8/31/2008              10,217                   10,029
 9/30/2008               9,270                    9,086
10/31/2008               7,438                    7,475
11/30/2008               6,794                    6,885
12/31/2008               6,955                    7,016
 1/31/2009               6,315                    6,427
 2/28/2009               5,615                    5,754
 3/31/2009               6,162                    6,258
 4/30/2009               6,948                    6,917
 5/31/2009               7,305                    7,286
 6/30/2009               7,326                    7,311
 7/31/2009               7,951                    7,880
 8/31/2009               8,259                    8,161
 9/30/2009               8,680                    8,503
10/31/2009               8,382                    8,284
11/30/2009               8,783                    8,755
12/31/2009               9,136                    9,005
 1/31/2010               8,836                    8,680
 2/28/2010               9,177                    8,974
 3/31/2010               9,785                    9,540
 4/30/2010              10,106                    9,746
 5/31/2010               9,288                    8,976
 6/30/2010               8,694                    8,460
 7/31/2010               9,286                    9,047
 8/31/2010               8,756                    8,621
 9/30/2010               9,632                    9,435
10/31/2010               9,987                    9,804
11/30/2010              10,112                    9,861
12/31/2010              10,843                   10,529
 1/31/2011              11,063                   10,759
 2/28/2011              11,503                   11,151
 3/31/2011              11,620                   11,201
 4/30/2011              11,914                   11,534
 5/31/2011              11,746                   11,403
 6/30/2011              11,543                   11,198
 7/31/2011              11,237                   10,942
 8/31/2011              10,457                   10,285
 9/30/2011               9,522                    9,487
10/31/2011              10,717                   10,579
11/30/2011              10,707                   10,550
12/31/2011              10,771                   10,637
 1/31/2012              11,356                   11,174
 2/29/2012              11,867                   11,647
 3/31/2012              12,167                   12,006
 4/30/2012              12,050                   11,927
 5/31/2012              11,239                   11,190
 6/30/2012              11,649                   11,628
 7/31/2012              11,734                   11,743
 8/31/2012              12,098                   12,036
 9/30/2012              12,444                   12,352
10/31/2012              12,282                   12,139
11/30/2012              12,390                   12,233
12/31/2012              12,608                   12,383
 1/31/2013              13,380                   13,063
 2/28/2013              13,543                   13,236
 3/31/2013              14,107                   13,755
 4/30/2013              14,249                   13,980
 5/31/2013              14,728                   14,309
 6/30/2013              14,561                   14,124
 7/31/2013              15,436                   14,898            Past performance is not predictive of
 8/31/2013              14,998                   14,482            future performance.
 9/30/2013              15,614                   15,020
10/31/2013              16,262                   15,658            The returns shown do not reflect the
                                                                   deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
                                                                   redemption of fund shares.
        AVERAGE ANNUAL       ONE      FIVE         FROM
        TOTAL RETURN         YEAR     YEARS     03/12/2008         Russell data copyright (C) Russell
        ------------------------------------------------------     Investment Group 1995-2013, all rights
                            32.40%    16.94%      9.01%            reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 12, 2008-OCTOBER 31, 2013

                                    [CHART]

            International Sustainability MSCI World ex USA Index
                   Core 1 Portfolio         (net dividends)
            ---------------------------- -----------------------
 3/12/2008             $10,000                  $10,000
 3/31/2008              10,110                   10,013
 4/30/2008              10,500                   10,570
 5/31/2008              10,680                   10,730
 6/30/2008               9,760                    9,896
 7/31/2008               9,386                    9,544
 8/31/2008               9,062                    9,175
 9/30/2008               7,852                    7,850
10/31/2008               6,087                    6,217
11/30/2008               5,752                    5,880
12/31/2008               6,182                    6,190
 1/31/2009               5,477                    5,612
 2/28/2009               4,915                    5,044
 3/31/2009               5,314                    5,377
 4/30/2009               6,052                    6,070
 5/31/2009               6,912                    6,838
 6/30/2009               6,840                    6,767
 7/31/2009               7,482                    7,402
 8/31/2009               7,887                    7,757
 9/30/2009               8,257                    8,077
10/31/2009               8,008                    7,947
11/30/2009               8,226                    8,144
12/31/2009               8,342                    8,274
 1/31/2010               7,986                    7,886
 2/28/2010               7,986                    7,878
 3/31/2010               8,562                    8,385
 4/30/2010               8,478                    8,260
 5/31/2010               7,494                    7,349
 6/30/2010               7,373                    7,242
 7/31/2010               8,125                    7,912
 8/31/2010               7,807                    7,675
 9/30/2010               8,604                    8,411
10/31/2010               8,912                    8,711
11/30/2010               8,540                    8,342
12/31/2010               9,304                    9,014
 1/31/2011               9,518                    9,208
 2/28/2011               9,871                    9,550
 3/31/2011               9,691                    9,358
 4/30/2011              10,216                    9,868
 5/31/2011               9,938                    9,575
 6/30/2011               9,762                    9,439
 7/31/2011               9,534                    9,283
 8/31/2011               8,687                    8,498
 9/30/2011               7,720                    7,645
10/31/2011               8,429                    8,389
11/30/2011               8,189                    8,001
12/31/2011               7,998                    7,914
 1/31/2012               8,526                    8,341
 2/29/2012               8,955                    8,799
 3/31/2012               8,962                    8,734
 4/30/2012               8,774                    8,586
 5/31/2012               7,771                    7,607
 6/30/2012               8,250                    8,106
 7/31/2012               8,227                    8,207
 8/31/2012               8,507                    8,441
 9/30/2012               8,776                    8,697
10/31/2012               8,866                    8,758
11/30/2012               9,057                    8,942
12/31/2012               9,445                    9,212
 1/31/2013               9,841                    9,665
 2/28/2013               9,728                    9,569             The implementation and management of
 3/31/2013               9,852                    9,645             Dimensional's 'Sustainability' Portfolios,
 4/30/2013              10,260                   10,084             including without limitation,
 5/31/2013              10,045                    9,858             International Sustainability Core I
 6/30/2013               9,766                    9,489             Portfolio, are protected by U.S. Patent
 7/31/2013              10,317                    9,994             Nos. 7,596,525 B1 and 7,599,874 B1.
 8/31/2013              10,191                    9,865             Past performance is not predictive of
 9/30/2013              10,959                   10,562             future performance.
10/31/2013              11,294                   10,917
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
        AVERAGE ANNUAL       ONE       FIVE         FROM            redemption of fund shares.
        TOTAL RETURN         YEAR      YEARS     03/12/2008
        -------------------------------------------------------     MSCI data copyright MSCI 2013, all
                            27.38%     13.16%      2.18%            rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
JUNE 30, 2008-OCTOBER 31, 2013

                                    [CHART]

                 DFA International Value         MSCI World ex USA
                  Ex Tobacco Portfolio         Index (net dividends)
                 -----------------------       ---------------------
 6/30/2008             $10,000                       $10,000
 7/31/2008               9,840                         9,644
 8/31/2008               9,530                         9,271
 9/30/2008               8,400                         7,933
10/31/2008               6,353                         6,282
11/30/2008               6,021                         5,942
12/31/2008               6,471                         6,255
 1/31/2009               5,553                         5,671
 2/28/2009               4,856                         5,097
 3/31/2009               5,342                         5,433
 4/30/2009               6,313                         6,134
 5/31/2009               7,204                         6,909
 6/30/2009               7,153                         6,838
 7/31/2009               7,975                         7,480
 8/31/2009               8,417                         7,838
 9/30/2009               8,858                         8,162
10/31/2009               8,496                         8,031
11/30/2009               8,713                         8,230
12/31/2009               8,810                         8,361
 1/31/2010               8,343                         7,969
 2/28/2010               8,384                         7,961
 3/31/2010               9,050                         8,473
 4/30/2010               8,925                         8,347
 5/31/2010               7,865                         7,426
 6/30/2010               7,723                         7,318
 7/31/2010               8,651                         7,995
 8/31/2010               8,218                         7,756
 9/30/2010               9,081                         8,500
10/31/2010               9,388                         8,803
11/30/2010               8,922                         8,430
12/31/2010               9,758                         9,109
 1/31/2011              10,184                         9,305
 2/28/2011              10,503                         9,650
 3/31/2011              10,198                         9,457
 4/30/2011              10,710                         9,972
 5/31/2011              10,294                         9,676
 6/30/2011              10,132                         9,538
 7/31/2011               9,817                         9,381
 8/31/2011               8,766                         8,588
 9/30/2011               7,871                         7,725
10/31/2011               8,602                         8,477
11/30/2011               8,351                         8,085
12/31/2011               8,125                         7,997
 1/31/2012               8,664                         8,429
 2/29/2012               9,137                         8,892
 3/31/2012               9,055                         8,826
 4/30/2012               8,702                         8,676
 5/31/2012               7,610                         7,687
 6/30/2012               8,159                         8,191
 7/31/2012               8,114                         8,293
 8/31/2012               8,429                         8,529
 9/30/2012               8,724                         8,788
10/31/2012               8,826                         8,850
11/30/2012               8,950                         9,036
12/31/2012               9,418                         9,309
 1/31/2013               9,861                         9,767
 2/28/2013               9,565                         9,670
 3/31/2013               9,605                         9,746
 4/30/2013              10,072                        10,190
 5/31/2013               9,913                         9,962
 6/30/2013               9,564                         9,589
 7/31/2013              10,201                        10,099
 8/31/2013              10,143                         9,969            Past performance is not predictive of
 9/30/2013              10,904                        10,673            future performance.
10/31/2013              11,277                        11,032
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         AVERAGE ANNUAL       ONE       FIVE          FROM              redemption of fund shares.
         TOTAL RETURN         YEAR      YEARS      06/30/2008
         ---------------------------------------------------------      MSCI data copyright MSCI 2013, all
                             27.77%     12.16%       2.28%              rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2013

                                      [CHART]

                    International Social Core      MSCI World ex USA
                         Equity Portfolio        Index (net dividends)
                        -----------------        ---------------------
  11/01/2012                 $10,000                    $10,000
  11/30/2012                  10,070                     10,146
  12/31/2012                  10,534                     10,452
  01/31/2013                  10,969                     10,966
  02/28/2013                  10,828                     10,857
  03/31/2013                  10,939                     10,943
  04/30/2013                  11,394                     11,442
  05/31/2013                  11,091                     11,185
  06/30/2013                  10,755                     10,766
  07/31/2013                  11,408                     11,339
  08/31/2013                  11,316                     11,193
  09/30/2013                  12,152                     11,984           Past performance is not predictive of
  10/31/2013                  12,581                     12,386           future performance.

                                                                          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
            AVERAGE ANNUAL           FROM                                 redemption of fund shares.
            TOTAL RETURN          11/01/2012
            ---------------------------------------                       MSCI data copyright MSCI 2013, all
                                    25.81%                                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
AUGUST 31, 2006-OCTOBER 31, 2013

                                    [CHART]

            Emerging Markets Social         MSCI Emerging Markets
             Core Equity Portfolio          Index (net dividends)
            -----------------------         ---------------------
 8/31/2006          $10,000                      $10,000
 9/30/2006           10,020                       10,083
10/31/2006           10,690                       10,562
11/30/2006           11,460                       11,347
12/31/2006           11,920                       11,858
 1/31/2007           12,110                       11,730
 2/28/2007           12,010                       11,661
 3/31/2007           12,552                       12,125
 4/30/2007           13,394                       12,686
 5/31/2007           14,406                       13,315
 6/30/2007           14,722                       13,939
 7/31/2007           15,247                       14,674
 8/31/2007           14,833                       14,363
 9/30/2007           16,140                       15,949
10/31/2007           17,825                       17,727
11/30/2007           16,516                       16,471
12/31/2007           16,464                       16,528
 1/31/2008           14,854                       14,466
 2/29/2008           15,391                       15,534
 3/31/2008           14,872                       14,712
 4/30/2008           15,837                       15,905
 5/31/2008           15,958                       16,201
 6/30/2008           14,185                       14,585
 7/31/2008           13,942                       14,035
 8/31/2008           12,991                       12,914
 9/30/2008           10,870                       10,654
10/31/2008            7,734                        7,738
11/30/2008            7,176                        7,155
12/31/2008            7,903                        7,714
 1/31/2009            7,206                        7,215
 2/28/2009            6,678                        6,808
 3/31/2009            7,716                        7,787
 4/30/2009            9,147                        9,083
 5/31/2009           10,949                       10,635
 6/30/2009           10,849                       10,491
 7/31/2009           12,177                       11,671
 8/31/2009           12,279                       11,629
 9/30/2009           13,355                       12,685
10/31/2009           13,116                       12,701
11/30/2009           13,937                       13,246
12/31/2009           14,530                       13,769
 1/31/2010           13,729                       13,001
 2/28/2010           13,866                       13,047
 3/31/2010           15,119                       14,100
 4/30/2010           15,268                       14,271
 5/31/2010           13,734                       13,016
 6/30/2010           13,820                       12,920
 7/31/2010           15,099                       13,996
 8/31/2010           14,880                       13,724
 9/30/2010           16,648                       15,250
10/31/2010           17,134                       15,692
11/30/2010           16,694                       15,278
12/31/2010           17,932                       16,368
 1/31/2011           17,397                       15,924
 2/28/2011           17,118                       15,776
 3/31/2011           18,078                       16,703
 4/30/2011           18,746                       17,221
 5/31/2011           18,199                       16,770
 6/30/2011           17,928                       16,512
 7/31/2011           17,867                       16,438
 8/31/2011           16,271                       14,969
 9/30/2011           13,485                       12,787
10/31/2011           15,199                       14,481
11/30/2011           14,545                       13,516
12/31/2011           14,118                       13,353
 1/31/2012           15,768                       14,867
 2/29/2012           16,823                       15,758
 3/31/2012           16,289                       15,232
 4/30/2012           15,880                       15,050
 5/31/2012           14,205                       13,362
 6/30/2012           14,847                       13,878
 7/31/2012           14,834                       14,148
 8/31/2012           14,971                       14,101
 9/30/2012           15,842                       14,952
10/31/2012           15,717                       14,861
11/30/2012           15,942                       15,050
12/31/2012           16,993                       15,786
 1/31/2013           17,135                       16,004
 2/28/2013           17,018                       15,803
 3/31/2013           16,806                       15,530
 4/30/2013           16,961                       15,647
 5/31/2013           16,470                       15,246
 6/30/2013           15,244                       14,275
 7/31/2013           15,466                       14,425
 8/31/2013           15,101                       14,177
 9/30/2013           16,199                       15,099
10/31/2013           16,933                       15,832
                                                                     Past performance is not predictive of
                                                                     future performance.

                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
        AVERAGE ANNUAL      ONE       FIVE          FROM             redemption of fund shares.
        TOTAL RETURN        YEAR      YEARS      08/31/2006
        --------------------------------------------------------     MSCI data copyright MSCI 2013, all
                            7.74%     16.97%       7.63%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

   The U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 33.47% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

   The U.S. Sustainability Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and value stocks relative to the market. The Portfolio further adjusts the weights of all eligible companies based on environmental sustainability ratings calculated by a third-party provider. Accordingly, the Portfolio seeks to exclude or decrease the weights of securities of companies that have a relative negative impact on the environment and to increase the weights of securities of companies that have a relative positive impact on the environment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 32.40% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------
                                                U.S. DOLLAR RETURN
                                                ------------------

             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large caps while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------
                                                  U.S. DOLLAR RETURN
                                                  ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2013
                        --------------------------------

                  TEN LARGEST EMERGING MARKETS BY MARKET CAP
                   ------------------------------------------
                           LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
                           --------------------- ------------------
             China........         9.32%                9.28%
             South Korea..         9.57%               12.65%
             Brazil.......         7.85%               -1.52%
             Taiwan.......        18.76%               18.08%
             South Africa.        20.85%                5.07%
             India........        14.98%                0.65%
             Russia.......        12.94%               10.89%
             Mexico.......         1.41%                2.11%
             Malaysia.....        13.25%                9.32%
             Indonesia....         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

   The International Sustainability Core 1 Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and stocks with value characteristics. The Portfolio further adjusts the weights of companies based on environmental sustainability ratings calculated by a third-party provider. Accordingly, the Portfolio seeks to exclude or decrease the weights of securities of companies that are believed to have a relative negative impact on the environment and to increase the weights of securities of companies that are believed to have a relative positive impact on the environment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,400 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 27.38% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally outperformed international large and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks benefited relative performance. The Portfolio's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

   The International Value ex Tobacco Portfolio seeks to capture the returns of international large company value stocks while excluding tobacco companies. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 400 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 27.77% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Portfolio's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Portfolio's greater exposure to value stocks in the financial sector was beneficial as these names generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

   The International Social Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,700 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on November 1, 2012, through October 31, 2013, total returns were 25.81% for the Portfolio and 23.86% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally outperformed international large and mid-cap stocks during the period, and the Portfolio's greater exposure to small cap stocks benefited the Portfolio's relative performance. The Portfolio's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

   The Emerging Markets Social Core Equity Portfolio seeks to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The Portfolio excludes from purchase companies that do not pass the social screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 3,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 7.74% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed large cap stocks during the period. The Portfolio's greater exposure to small cap stocks was primarily responsible for the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to value stocks, as measured by book-to-market, also contributed to the Portfolio's relative performance as these stocks generally outperformed the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2013
 EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/13  10/31/13    RATIO*   PERIOD*
                                       --------- --------- ---------- --------

 U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
 -----------------------------------
 Actual Fund Return................... $1,000.00 $1,145.50    0.31%    $1.68
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.64    0.31%    $1.58

 U.S. SUSTAINABILITY CORE 1 PORTFOLIO
 ------------------------------------
 Actual Fund Return................... $1,000.00 $1,141.30    0.33%    $1.78
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.54    0.33%    $1.68

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/13  10/31/13    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,100.70    0.53%    $2.81
Hypothetical 5% Annual Return................. $1,000.00 $1,022.53    0.53%    $2.70

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
--------------------------------------------
Actual Fund Return............................ $1,000.00 $1,119.60    0.60%    $3.21
Hypothetical 5% Annual Return................. $1,000.00 $1,022.18    0.60%    $3.06

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
------------------------------------------
Actual Fund Return............................ $1,000.00 $1,104.20    0.59%    $3.13
Hypothetical 5% Annual Return................. $1,000.00 $1,022.23    0.59%    $3.01

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  998.30    0.63%    $3.17
Hypothetical 5% Annual Return................. $1,000.00 $1,022.03    0.63%    $3.21

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   5.3%
              Energy.......................................  13.5%
              Financials...................................  23.8%
              Health Care..................................   3.0%
              Industrials..................................  13.1%
              Information Technology.......................  17.2%
              Materials....................................   5.2%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
              Consumer Discretionary.......................  14.8%
              Consumer Staples.............................   7.4%
              Energy.......................................  10.7%
              Financials...................................  16.3%
              Health Care..................................  11.7%
              Industrials..................................  12.6%
              Information Technology.......................  16.7%
              Materials....................................   4.5%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
              Consumer Discretionary.......................  13.8%
              Consumer Staples.............................   8.1%
              Energy.......................................   8.4%
              Financials...................................  23.6%
              Health Care..................................   7.0%
              Industrials..................................  16.0%
              Information Technology.......................   5.2%
              Materials....................................  10.6%
              Other........................................    --
              Telecommunication Services...................   4.1%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
              Consumer Discretionary.......................   9.2%
              Consumer Staples.............................   4.7%
              Energy.......................................  13.5%
              Financials...................................  37.0%
              Health Care..................................   1.1%
              Industrials..................................   9.3%
              Information Technology.......................   3.4%
              Materials....................................  10.9%
              Other........................................    --
              Telecommunication Services...................   7.5%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................   5.2%
              Energy.......................................   9.2%
              Financials...................................  30.3%
              Health Care..................................   2.8%
              Industrials..................................  16.8%
              Information Technology.......................   5.3%
              Materials....................................  11.1%
              Other........................................    --
              Telecommunication Services...................   3.9%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................   9.9%
              Consumer Staples.............................   7.0%
              Energy.......................................   9.5%
              Financials...................................  27.3%
              Health Care..................................   0.3%
              Industrials..................................  10.4%
              Information Technology.......................  14.6%
              Materials....................................  12.9%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.2%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                    PERCENTAGE
                                              SHARES    VALUE+    OF NET ASSETS**
                                              ------    ------    ---------------
COMMON STOCKS -- (92.4%)
Consumer Discretionary -- (13.0%)
    Comcast Corp. Class A....................  55,612 $ 2,646,019            0.7%
    Johnson Controls, Inc....................  21,706   1,001,732            0.3%
    Time Warner, Inc.........................  24,494   1,683,718            0.4%
    Walt Disney Co. (The)....................  22,247   1,525,922            0.4%
    Other Securities.........................          50,846,883           12.2%
                                                      -----------           -----
Total Consumer Discretionary.................          57,704,274           14.0%
                                                      -----------           -----
Consumer Staples -- (4.9%)
    Coca-Cola Co. (The)......................  30,800   1,218,756            0.3%
    CVS Caremark Corp........................  31,331   1,950,668            0.5%
    Mondelez International, Inc. Class A.....  48,216   1,621,986            0.4%
    PepsiCo, Inc.............................  12,539   1,054,404            0.3%
    Procter & Gamble Co. (The)...............  38,323   3,094,582            0.8%
    Other Securities.........................          12,713,724            3.0%
                                                      -----------           -----
Total Consumer Staples.......................          21,654,120            5.3%
                                                      -----------           -----
Energy -- (12.4%)
    Anadarko Petroleum Corp..................  14,242   1,357,120            0.3%
    Apache Corp..............................  10,290     913,752            0.2%
    Chesapeake Energy Corp...................  34,993     978,404            0.2%
    Chevron Corp.............................  49,778   5,971,369            1.5%
    ConocoPhillips...........................  30,244   2,216,885            0.5%
    EOG Resources, Inc.......................   6,322   1,127,845            0.3%
    Exxon Mobil Corp......................... 125,869  11,280,380            2.8%
    Occidental Petroleum Corp................  27,014   2,595,505            0.6%
    Phillips 66..............................  17,282   1,113,479            0.3%
    Other Securities.........................          27,457,008            6.7%
                                                      -----------           -----
Total Energy.................................          55,011,747           13.4%
                                                      -----------           -----
Financials -- (22.0%)
    American International Group, Inc........  45,492   2,349,662            0.6%
    Bank of America Corp..................... 311,564   4,349,433            1.1%
    Bank of New York Mellon Corp. (The)......  38,950   1,238,610            0.3%
*   Berkshire Hathaway, Inc. Class B.........  16,445   1,892,491            0.5%
    BlackRock, Inc...........................   3,388   1,019,144            0.3%
    Capital One Financial Corp...............  19,441   1,335,013            0.3%
    Citigroup, Inc...........................  96,881   4,725,855            1.2%
    Goldman Sachs Group, Inc. (The)..........  11,096   1,784,903            0.4%
    JPMorgan Chase & Co...................... 113,803   5,865,407            1.4%
    MetLife, Inc.............................  30,070   1,422,612            0.4%
    Morgan Stanley...........................  37,519   1,077,921            0.3%
    PNC Financial Services Group, Inc. (The).  15,356   1,129,127            0.3%
    Prudential Financial, Inc................  12,120     986,447            0.2%
    State Street Corp........................  13,558     950,009            0.2%
    U.S. Bancorp.............................  52,652   1,967,079            0.5%
    Wells Fargo & Co......................... 129,181   5,514,737            1.3%
    Other Securities.........................          59,776,845           14.4%
                                                      -----------           -----
Total Financials.............................          97,385,295           23.7%
                                                      -----------           -----
Health Care -- (2.8%)
    Other Securities.........................          12,285,465            3.0%
                                                      -----------           -----

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                           SHARES      VALUE+    OF NET ASSETS**
                                                           ------      ------    ---------------
Industrials -- (12.1%)
      Eaton Corp. P.L.C..................................    15,101 $  1,065,527            0.3%
      FedEx Corp.........................................     9,578    1,254,718            0.3%
      Union Pacific Corp.................................    14,927    2,259,948            0.6%
      Other Securities...................................             48,859,530           11.8%
                                                                    ------------          ------
Total Industrials........................................             53,439,723           13.0%
                                                                    ------------          ------
Information Technology -- (15.9%)
      Apple, Inc.........................................    13,177    6,883,006            1.7%
      Cisco Systems, Inc.................................    70,487    1,585,957            0.4%
      EMC Corp...........................................    49,450    1,190,261            0.3%
*     Google, Inc. Class A...............................     2,713    2,795,964            0.7%
      Hewlett-Packard Co.................................    49,442    1,204,902            0.3%
      Intel Corp.........................................   127,592    3,117,073            0.8%
      International Business Machines Corp...............     5,900    1,057,339            0.3%
      Microsoft Corp.....................................    62,616    2,213,476            0.6%
      Oracle Corp........................................    29,345      983,057            0.3%
      QUALCOMM, Inc......................................    20,304    1,410,519            0.4%
*     Yahoo!, Inc........................................    31,999    1,053,727            0.3%
      Other Securities...................................             47,031,839           11.0%
                                                                    ------------          ------
Total Information Technology.............................             70,527,120           17.1%
                                                                    ------------          ------
Materials -- (4.8%)
      Other Securities...................................             21,279,849            5.2%
                                                                    ------------          ------
Other -- (0.0%)
      Other Securities...................................                     --            0.0%
                                                                    ------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc..........................................   148,555    5,377,691            1.3%
      Verizon Communications, Inc........................    45,675    2,307,044            0.6%
      Other Securities...................................              2,590,214            0.6%
                                                                    ------------          ------
Total Telecommunication Services.........................             10,274,949            2.5%
                                                                    ------------          ------
Utilities -- (2.2%)
      Other Securities...................................              9,563,848            2.3%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            409,126,390           99.5%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     --            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.073%. 1,948,291    1,948,291            0.5%
                                                                    ------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@  DFA Short Term Investment Fund..................... 2,748,699   31,802,446            7.7%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $328,887,608)..................................             $442,877,127          107.7%
                                                                    ============          ======

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 57,704,274          --   --    $ 57,704,274
    Consumer Staples............   21,654,120          --   --      21,654,120
    Energy......................   55,011,747          --   --      55,011,747
    Financials..................   97,385,295          --   --      97,385,295
    Health Care.................   12,285,465          --   --      12,285,465
    Industrials.................   53,439,723          --   --      53,439,723
    Information Technology......   70,527,120          --   --      70,527,120
    Materials...................   21,279,849          --   --      21,279,849
    Other.......................           --          --   --              --
    Telecommunication Services..   10,274,949          --   --      10,274,949
    Utilities...................    9,563,848          --   --       9,563,848
  Rights/Warrants...............           --          --   --              --
  Temporary Cash Investments....    1,948,291          --   --       1,948,291
  Securities Lending Collateral.           -- $31,802,446   --      31,802,446
                                 ------------ -----------   --    ------------
  TOTAL......................... $411,074,681 $31,802,446   --    $442,877,127
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                            SHARES    VALUE+    OF NET ASSETS**
                                            ------    ------    ---------------
COMMON STOCKS -- (93.1%)
Consumer Discretionary -- (13.8%)
*   Amazon.com, Inc........................   4,437 $ 1,615,201            0.6%
    Comcast Corp. Class A..................  31,728   1,509,618            0.5%
    NIKE, Inc. Class B.....................  10,988     832,451            0.3%
    Time Warner, Inc.......................  22,360   1,537,026            0.5%
    Twenty-First Century Fox, Inc. Class A.  30,924   1,053,890            0.4%
    Walt Disney Co. (The)..................  23,614   1,619,684            0.6%
    Other Securities.......................          35,889,416           11.9%
                                                    -----------           -----
Total Consumer Discretionary...............          44,057,286           14.8%
                                                    -----------           -----
Consumer Staples -- (6.8%)
    Coca-Cola Co. (The)....................  30,130   1,192,244            0.4%
    Costco Wholesale Corp..................   7,202     849,836            0.3%
    CVS Caremark Corp......................  27,329   1,701,504            0.6%
    Mondelez International, Inc. Class A...  25,986     874,169            0.3%
    PepsiCo, Inc...........................  16,635   1,398,837            0.5%
    Philip Morris International, Inc.......  11,407   1,016,592            0.3%
    Procter & Gamble Co. (The).............  27,571   2,226,358            0.8%
    Walgreen Co............................  14,338     849,383            0.3%
    Other Securities.......................          11,707,555            3.8%
                                                    -----------           -----
Total Consumer Staples.....................          21,816,478            7.3%
                                                    -----------           -----
Energy -- (9.9%)
    Chevron Corp...........................  19,201   2,303,352            0.8%
    ConocoPhillips.........................  15,515   1,137,249            0.4%
    EOG Resources, Inc.....................   4,564     814,218            0.3%
    Exxon Mobil Corp.......................  37,767   3,384,679            1.1%
    Occidental Petroleum Corp..............  10,871   1,044,486            0.4%
    Schlumberger, Ltd......................  21,117   1,979,085            0.7%
    Other Securities.......................          21,090,418            7.0%
                                                    -----------           -----
Total Energy...............................          31,753,487           10.7%
                                                    -----------           -----
Financials -- (15.2%)
    Bank of America Corp................... 200,476   2,798,645            1.0%
    Citigroup, Inc.........................  69,150   3,373,137            1.1%
    Goldman Sachs Group, Inc. (The)........   6,831   1,098,835            0.4%
    JPMorgan Chase & Co....................  62,359   3,213,983            1.1%
    MetLife, Inc...........................  18,692     884,319            0.3%
    Morgan Stanley.........................  31,284     898,789            0.3%
    U.S. Bancorp...........................  22,168     828,196            0.3%
    Wells Fargo & Co.......................  88,485   3,777,425            1.3%
    Other Securities.......................          31,612,122           10.5%
                                                    -----------           -----
Total Financials...........................          48,485,451           16.3%
                                                    -----------           -----
Health Care -- (10.9%)
    Amgen, Inc.............................   7,174     832,184            0.3%
    Bristol-Myers Squibb Co................  17,431     915,476            0.3%
*   Gilead Sciences, Inc...................  16,228   1,152,026            0.4%
    Johnson & Johnson......................  30,243   2,800,804            1.0%
    Merck & Co., Inc.......................  39,796   1,794,402            0.6%
    Pfizer, Inc............................  48,189   1,478,438            0.5%
    UnitedHealth Group, Inc................  21,670   1,479,194            0.5%
    Other Securities.......................          24,336,918            8.1%
                                                    -----------           -----
Total Health Care..........................          34,789,442           11.7%
                                                    -----------           -----

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                           SHARES      VALUE+    OF NET ASSETS**
                                                           ------      ------    ---------------
Industrials -- (11.8%)
      General Electric Co................................   131,590 $  3,439,763            1.2%
      United Technologies Corp...........................     9,486    1,007,887            0.4%
      Other Securities...................................             33,071,117           11.0%
                                                                    ------------          ------
Total Industrials........................................             37,518,767           12.6%
                                                                    ------------          ------
Information Technology -- (15.6%)
      Accenture P.L.C. Class A...........................    11,246      826,581            0.3%
      Apple, Inc.........................................     9,440    4,930,984            1.7%
      Cisco Systems, Inc.................................    96,437    2,169,832            0.7%
*     eBay, Inc..........................................    15,393      811,365            0.3%
*     Google, Inc. Class A...............................     2,813    2,899,022            1.0%
      Hewlett-Packard Co.................................    40,650      990,640            0.3%
      Intel Corp.........................................    56,044    1,369,155            0.5%
      International Business Machines Corp...............     5,125      918,451            0.3%
      Microsoft Corp.....................................   111,224    3,931,768            1.3%
      Oracle Corp........................................    43,403    1,454,000            0.5%
      QUALCOMM, Inc......................................    19,186    1,332,851            0.5%
      Other Securities...................................             28,022,940            9.3%
                                                                    ------------          ------
Total Information Technology.............................             49,657,589           16.7%
                                                                    ------------          ------
Materials -- (4.2%)
      Other Securities...................................             13,281,550            4.5%
                                                                    ------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc..........................................    82,356    2,981,287            1.0%
      Verizon Communications, Inc........................    44,056    2,225,269            0.8%
      Other Securities...................................              1,448,280            0.4%
                                                                    ------------          ------
Total Telecommunication Services.........................              6,654,836            2.2%
                                                                    ------------          ------
Utilities -- (2.8%)
      Other Securities...................................              9,010,093            3.0%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            297,024,979           99.8%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    151            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%.   668,131      668,131            0.2%
                                                                    ------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@  DFA Short Term Investment Fund..................... 1,847,762   21,378,610            7.2%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $218,489,150)..................................             $319,071,871          107.2%
                                                                    ============          ======

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 44,057,286          --   --    $ 44,057,286
    Consumer Staples............   21,816,478          --   --      21,816,478
    Energy......................   31,753,487          --   --      31,753,487
    Financials..................   48,485,385 $        66   --      48,485,451
    Health Care.................   34,789,282         160   --      34,789,442
    Industrials.................   37,518,767          --   --      37,518,767
    Information Technology......   49,657,589          --   --      49,657,589
    Materials...................   13,281,550          --   --      13,281,550
    Telecommunication Services..    6,654,836          --   --       6,654,836
    Utilities...................    9,010,093          --   --       9,010,093
  Rights/Warrants...............           --         151   --             151
  Temporary Cash Investments....      668,131          --   --         668,131
  Securities Lending Collateral.           --  21,378,610   --      21,378,610
                                 ------------ -----------   --    ------------
  TOTAL......................... $297,692,884 $21,378,987   --    $319,071,871
                                 ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------   -------   ---------------
    COMMON STOCKS -- (91.1%)
    AUSTRALIA -- (5.5%)
        BHP Billiton, Ltd. Sponsored ADR.  9,527 $   673,464            0.3%
        Commonwealth Bank of Australia...  8,591     618,574            0.3%
        National Australia Bank, Ltd..... 31,575   1,055,263            0.5%
        Origin Energy, Ltd............... 40,702     562,683            0.3%
        Other Securities.................          9,551,990            4.6%
                                                 -----------            ----
    TOTAL AUSTRALIA......................         12,461,974            6.0%
                                                 -----------            ----

    AUSTRIA -- (0.4%)
        Other Securities.................          1,005,972            0.5%
                                                 -----------            ----

    BELGIUM -- (1.1%)
        Other Securities.................          2,493,166            1.2%
                                                 -----------            ----

    CANADA -- (8.3%)
    #   Bank of Montreal.................  9,179     639,312            0.3%
        Bank of Nova Scotia.............. 10,879     661,410            0.3%
    #   Royal Bank of Canada............. 12,404     833,001            0.4%
        Suncor Energy, Inc............... 18,330     666,114            0.3%
    #   Toronto-Dominion Bank (The)......  9,020     827,385            0.4%
        Other Securities.................         15,044,386            7.3%
                                                 -----------            ----
    TOTAL CANADA.........................         18,671,608            9.0%
                                                 -----------            ----

    CHINA -- (0.0%)
        Other Securities.................              2,206            0.0%
                                                 -----------            ----

    DENMARK -- (1.0%)
        Other Securities.................          2,319,890            1.1%
                                                 -----------            ----

    FINLAND -- (1.5%)
        Other Securities.................          3,482,144            1.7%
                                                 -----------            ----

    FRANCE -- (7.8%)
        BNP Paribas SA................... 10,243     755,658            0.4%
        Renault SA.......................  7,045     614,678            0.3%
        Societe Generale SA.............. 15,740     889,145            0.4%
        Vivendi SA....................... 23,608     597,739            0.3%
        Other Securities.................         14,635,081            7.1%
                                                 -----------            ----
    TOTAL FRANCE.........................         17,492,301            8.5%
                                                 -----------            ----

    GERMANY -- (5.9%)
        Allianz SE.......................  4,628     777,052            0.4%
        Daimler AG.......................  7,587     621,184            0.3%
        Deutsche Bank AG................. 12,619     609,865            0.3%
        Deutsche Post AG................. 17,877     603,731            0.3%
        Siemens AG Sponsored ADR.........  4,534     580,397            0.3%
        Other Securities.................          9,996,036            4.8%
                                                 -----------            ----
    TOTAL GERMANY........................         13,188,265            6.4%
                                                 -----------            ----

    GREECE -- (0.2%)
        Other Securities.................            437,574            0.2%
                                                 -----------            ----

    HONG KONG -- (1.5%)
        Other Securities.................          3,394,369            1.6%
                                                 -----------            ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------    -------   ---------------
 IRELAND -- (0.2%)
     Other Securities......................         $   510,911            0.3%
                                                    -----------           -----

 ISRAEL -- (0.2%)
     Other Securities......................             432,790            0.2%
                                                    -----------           -----

 ITALY -- (2.1%)
     Eni SpA...............................  24,279     616,369            0.3%
     Other Securities......................           4,195,926            2.0%
                                                    -----------           -----
 TOTAL ITALY...............................           4,812,295            2.3%
                                                    -----------           -----

 JAPAN -- (20.1%)
     Honda Motor Co., Ltd..................  14,100     563,054            0.3%
     Mitsubishi UFJ Financial Group, Inc... 116,200     739,992            0.4%
     Softbank Corp.........................   7,684     573,863            0.3%
     Sumitomo Mitsui Financial Group, Inc..  11,900     575,197            0.3%
     Toyota Motor Corp. Sponsored ADR......  11,495   1,487,683            0.7%
     Other Securities......................          41,351,707           19.9%
                                                    -----------           -----
 TOTAL JAPAN...............................          45,291,496           21.9%
                                                    -----------           -----

 NETHERLANDS -- (2.6%)
 #*  ING Groep NV Sponsored ADR............  56,475     718,362            0.3%
     Koninklijke Philips NV................  16,162     571,176            0.3%
     Other Securities......................           4,593,437            2.3%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           5,882,975            2.9%
                                                    -----------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities......................             580,879            0.3%
                                                    -----------           -----

 NORWAY -- (0.9%)
     Other Securities......................           2,011,289            1.0%
                                                    -----------           -----

 PORTUGAL -- (0.3%)
     Other Securities......................             623,732            0.3%
                                                    -----------           -----

 SINGAPORE -- (0.9%)
     Other Securities......................           2,138,272            1.0%
                                                    -----------           -----

 SPAIN -- (2.5%)
     Banco Santander SA....................  81,299     720,737            0.4%
     Other Securities......................           4,879,712            2.3%
                                                    -----------           -----
 TOTAL SPAIN...............................           5,600,449            2.7%
                                                    -----------           -----

 SWEDEN -- (3.2%)
     Other Securities......................           7,153,084            3.5%
                                                    -----------           -----

 SWITZERLAND -- (7.3%)
     Cie Financiere Richemont SA...........   6,065     620,144            0.3%
     Credit Suisse Group AG................  21,840     679,397            0.3%
     Credit Suisse Group AG Sponsored ADR..  21,939     682,961            0.4%
     Nestle SA.............................  26,495   1,912,513            0.9%
     Novartis AG...........................  10,302     799,668            0.4%
     Novartis AG ADR.......................  22,653   1,756,740            0.9%
     Roche Holding AG......................   4,071   1,125,776            0.6%
     Swiss Re AG...........................   8,431     740,095            0.4%
     UBS AG................................  29,907     578,433            0.3%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------    -------    ---------------
 SWITZERLAND -- (Continued)
     Zurich Insurance Group AG............   3,698 $  1,021,843            0.5%
     Other Securities.....................            6,512,861            3.0%
                                                   ------------           -----
 TOTAL SWITZERLAND........................           16,430,431            8.0%
                                                   ------------           -----

 UNITED KINGDOM -- (17.3%)
     AstraZeneca P.L.C. Sponsored ADR.....  11,519      608,894            0.3%
     Barclays P.L.C. Sponsored ADR........  60,785    1,021,796            0.5%
     BP P.L.C. Sponsored ADR..............  33,475    1,556,587            0.8%
     GlaxoSmithKline P.L.C. Sponsored ADR.  18,679      983,076            0.5%
     HSBC Holdings P.L.C. Sponsored ADR...  59,768    3,289,631            1.6%
     Imperial Tobacco Group P.L.C.........  15,348      573,001            0.3%
 *   Lloyds Banking Group P.L.C........... 856,331    1,059,107            0.5%
     Rolls-Royce Holdings P.L.C...........  33,307      613,615            0.3%
     Royal Dutch Shell P.L.C. ADR.........  21,316    1,481,888            0.7%
     Standard Chartered P.L.C.............  27,011      648,534            0.3%
     Tesco P.L.C.......................... 124,729      727,561            0.4%
     Vodafone Group P.L.C................. 206,526      756,455            0.4%
     Vodafone Group P.L.C. Sponsored ADR..  49,867    1,836,103            0.9%
     Other Securities.....................           23,722,531           11.3%
                                                   ------------           -----
 TOTAL UNITED KINGDOM.....................           38,878,779           18.8%
                                                   ------------           -----
 TOTAL COMMON STOCKS......................          205,296,851           99.4%
                                                   ------------           -----

 PREFERRED STOCKS -- (0.1%)
 GERMANY -- (0.1%)
     Other Securities.....................              198,986            0.1%
                                                   ------------           -----

 UNITED KINGDOM -- (0.0%)
     Other Securities.....................                4,969            0.0%
                                                   ------------           -----
 TOTAL PREFERRED STOCKS...................              203,955            0.1%
                                                   ------------           -----

 RIGHTS/WARRANTS -- (0.0%)
 AUSTRIA -- (0.0%)
     Other Securities.....................                   --            0.0%
                                                   ------------           -----

 FRANCE -- (0.0%)
     Other Securities.....................                    9            0.0%
                                                   ------------           -----

 HONG KONG -- (0.0%)
     Other Securities.....................                   --            0.0%
                                                   ------------           -----

 ITALY -- (0.0%)
     Other Securities.....................                  249            0.0%
                                                   ------------           -----

 SPAIN -- (0.0%)
     Other Securities.....................               17,551            0.0%
                                                   ------------           -----
 TOTAL RIGHTS/WARRANTS....................               17,809            0.0%
                                                   ------------           -----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                         SHARES/
                                                                          FACE                    PERCENTAGE
                                                                         AMOUNT       VALUE+    OF NET ASSETS**
                                                                         -------      ------    ---------------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund...................................  1,642,178 $ 19,000,000            9.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $931,366 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $842,252) to be repurchased at $825,740............... $      826      825,737            0.4%
                                                                                   ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              19,825,737            9.6%
                                                                                   ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $186,413,758)................................................              $225,344,352          109.1%
                                                                                   ============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $ 1,120,673 $ 11,341,301   --    $ 12,461,974
    Austria.....................          --    1,005,972   --       1,005,972
    Belgium.....................     576,569    1,916,597   --       2,493,166
    Canada......................  18,671,589           19   --      18,671,608
    China.......................       2,206           --   --           2,206
    Denmark.....................     488,843    1,831,047   --       2,319,890
    Finland.....................     378,669    3,103,475   --       3,482,144
    France......................   1,503,411   15,988,890   --      17,492,301
    Germany.....................   1,578,505   11,609,760   --      13,188,265
    Greece......................         532      437,042   --         437,574
    Hong Kong...................      50,900    3,343,469   --       3,394,369
    Ireland.....................       9,543      501,368   --         510,911
    Israel......................      10,360      422,430   --         432,790
    Italy.......................     274,577    4,537,718   --       4,812,295
    Japan.......................   3,927,602   41,363,894   --      45,291,496
    Netherlands.................   1,544,714    4,338,261   --       5,882,975
    New Zealand.................       9,566      571,313   --         580,879
    Norway......................     147,394    1,863,895   --       2,011,289
    Portugal....................       9,878      613,854   --         623,732
    Singapore...................          --    2,138,272   --       2,138,272
    Spain.......................   1,070,050    4,530,399   --       5,600,449
    Sweden......................     243,522    6,909,562   --       7,153,084
    Switzerland.................   3,396,057   13,034,374   --      16,430,431
    United Kingdom..............  14,563,145   24,315,634   --      38,878,779
  Preferred Stocks
    Germany.....................          --      198,986   --         198,986
    United Kingdom..............          --        4,969   --           4,969
  Rights/Warrants
    Austria.....................          --           --   --              --
    France......................          --            9   --               9
    Hong Kong...................          --           --   --              --
    Italy.......................          --          249   --             249
    Spain.......................          --       17,551   --          17,551
  Securities Lending Collateral.          --   19,825,737   --      19,825,737
                                 ----------- ------------   --    ------------
  TOTAL......................... $49,578,305 $175,766,047   --    $225,344,352
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------   -------   ---------------
    COMMON STOCKS -- (92.3%)
    AUSTRALIA -- (5.1%)
        Suncorp Group, Ltd............... 35,006 $   441,404            0.6%
        Wesfarmers, Ltd.................. 31,480   1,277,425            1.6%
        Other Securities.................          2,578,455            3.3%
                                                 -----------          ------
    TOTAL AUSTRALIA......................          4,297,284            5.5%
                                                 -----------          ------

    AUSTRIA -- (0.3%)
        Other Securities.................            215,236            0.3%
                                                 -----------          ------

    BELGIUM -- (1.3%)
        Other Securities.................          1,045,488            1.4%
                                                 -----------          ------

    CANADA -- (8.5%)
    #   Magna International, Inc.........  6,640     562,392            0.7%
        Manulife Financial Corp.......... 29,115     515,757            0.7%
    #   Sun Life Financial, Inc.......... 12,850     432,832            0.5%
        Suncor Energy, Inc............... 32,505   1,181,235            1.5%
    #   Thomson Reuters Corp............. 10,478     393,735            0.5%
        Other Securities.................          4,011,804            5.2%
                                                 -----------          ------
    TOTAL CANADA.........................          7,097,755            9.1%
                                                 -----------          ------

    DENMARK -- (1.5%)
        Other Securities.................          1,266,183            1.6%
                                                 -----------          ------

    FINLAND -- (0.9%)
        Other Securities.................            733,781            1.0%
                                                 -----------          ------

    FRANCE -- (10.5%)
        AXA SA Sponsored ADR............. 37,500     937,875            1.2%
        BNP Paribas SA................... 18,163   1,339,942            1.7%
        Cie de St-Gobain.................  9,008     472,830            0.6%
        GDF Suez......................... 37,268     923,641            1.2%
        Orange........................... 41,374     568,730            0.7%
        Renault SA.......................  4,615     402,660            0.5%
        Societe Generale SA.............. 17,972   1,015,229            1.3%
        Vivendi SA....................... 37,887     959,289            1.2%
        Other Securities.................          2,173,737            2.9%
                                                 -----------          ------
    TOTAL FRANCE.........................          8,793,933           11.3%
                                                 -----------          ------

    GERMANY -- (8.0%)
        Allianz SE.......................  4,496     754,889            1.0%
        Bayerische Motoren Werke AG......  3,792     429,173            0.6%
        Daimler AG....................... 19,352   1,584,440            2.0%
        Deutsche Bank AG................. 15,365     742,437            1.0%
        Deutsche Telekom AG.............. 54,246     852,460            1.1%
        E.ON SE.......................... 33,149     604,256            0.8%
        Muenchener Rueckversicherungs AG.  3,004     626,731            0.8%
        Other Securities.................          1,077,942            1.3%
                                                 -----------          ------
    TOTAL GERMANY........................          6,672,328            8.6%
                                                 -----------          ------

    GREECE -- (0.1%)
        Other Securities.................             78,215            0.1%
                                                 -----------          ------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------    -------   ---------------
HONG KONG -- (1.8%)
    Hutchison Whampoa, Ltd...................  33,000 $   410,989            0.5%
    Other Securities.........................           1,130,461            1.5%
                                                      -----------          ------
TOTAL HONG KONG..............................           1,541,450            2.0%
                                                      -----------          ------

IRELAND -- (0.1%)
    Other Securities.........................              88,412            0.1%
                                                      -----------          ------

ISRAEL -- (0.2%)
    Other Securities.........................             205,672            0.3%
                                                      -----------          ------

ITALY -- (1.6%)
    UniCredit SpA............................  91,100     683,850            0.9%
    Other Securities.........................             664,874            0.8%
                                                      -----------          ------
TOTAL ITALY..................................           1,348,724            1.7%
                                                      -----------          ------

JAPAN -- (18.6%)
    Mitsubishi Corp..........................  32,300     653,463            0.8%
    Mitsubishi UFJ Financial Group, Inc...... 321,100   2,044,849            2.6%
    Mitsui & Co., Ltd........................  39,400     562,865            0.7%
    Nippon Steel & Sumitomo Metal Corp....... 157,000     518,187            0.7%
    NTT DOCOMO, Inc..........................  30,100     477,537            0.6%
    Sony Corp. Sponsored ADR.................  22,200     382,950            0.5%
    Other Securities.........................          10,960,241           14.2%
                                                      -----------          ------
TOTAL JAPAN..................................          15,600,092           20.1%
                                                      -----------          ------

NETHERLANDS -- (3.0%)
*   ING Groep NV.............................  65,495     832,291            1.1%
    Other Securities.........................           1,656,104            2.1%
                                                      -----------          ------
TOTAL NETHERLANDS............................           2,488,395            3.2%
                                                      -----------          ------

NEW ZEALAND -- (0.0%)
    Other Securities.........................              38,787            0.1%
                                                      -----------          ------

NORWAY -- (0.7%)
    Other Securities.........................             576,202            0.7%
                                                      -----------          ------

PORTUGAL -- (0.0%)
    Other Securities.........................              23,585            0.0%
                                                      -----------          ------

SINGAPORE -- (1.1%)
    Other Securities.........................             942,788            1.2%
                                                      -----------          ------

SPAIN -- (2.0%)
    Banco Santander SA.......................  70,915     628,682            0.8%
    Iberdrola SA.............................  65,744     412,665            0.5%
    Other Securities.........................             588,979            0.8%
                                                      -----------          ------
TOTAL SPAIN..................................           1,630,326            2.1%
                                                      -----------          ------

SWEDEN -- (2.4%)
    Nordea Bank AB...........................  41,285     528,097            0.7%
    Skandinaviska Enskilda Banken AB Class A.  35,139     425,008            0.6%
    Telefonaktiebolaget LM Ericsson Class B..  44,784     535,671            0.7%
    Other Securities.........................             521,060            0.6%
                                                      -----------          ------
TOTAL SWEDEN.................................           2,009,836            2.6%
                                                      -----------          ------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                        ------     -------   ---------------
SWITZERLAND -- (7.3%)
      Credit Suisse Group AG...........................................   32,573 $ 1,013,279            1.3%
      Holcim, Ltd......................................................    7,487     556,879            0.7%
      Swiss Re AG......................................................   11,290     991,066            1.3%
      UBS AG...........................................................   77,071   1,490,635            1.9%
      Zurich Insurance Group AG........................................    3,199     883,958            1.2%
      Other Securities.................................................            1,167,482            1.5%
                                                                                 -----------          ------
TOTAL SWITZERLAND......................................................            6,103,299            7.9%
                                                                                 -----------          ------

UNITED KINGDOM -- (17.3%)
#     Barclays P.L.C. Sponsored ADR....................................   73,082   1,228,508            1.6%
      BP P.L.C. Sponsored ADR..........................................   62,430   2,902,995            3.7%
      Glencore Xstrata P.L.C...........................................  134,343     731,126            0.9%
      HSBC Holdings P.L.C..............................................   39,705     435,220            0.6%
      Kingfisher P.L.C.................................................   76,714     464,077            0.6%
*     Lloyds Banking Group P.L.C.......................................  468,283     579,171            0.7%
      Royal Dutch Shell P.L.C. ADR(780259107)..........................   28,341   1,970,266            2.5%
      Royal Dutch Shell P.L.C. ADR(780259206)..........................    6,236     415,692            0.5%
      Vodafone Group P.L.C. Sponsored ADR..............................   63,609   2,342,083            3.0%
      Other Securities.................................................            3,398,022            4.5%
                                                                                 -----------          ------
TOTAL UNITED KINGDOM...................................................           14,467,160           18.6%
                                                                                 -----------          ------
TOTAL COMMON STOCKS....................................................           77,264,931           99.5%
                                                                                 -----------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities.................................................              196,744            0.2%
                                                                                 -----------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.................................................                   --            0.0%
                                                                                 -----------          ------

SPAIN -- (0.0%)
      Other Securities.................................................               15,309            0.0%
                                                                                 -----------          ------
TOTAL RIGHTS/WARRANTS..................................................               15,309            0.0%
                                                                                 -----------          ------

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT     VALUE+
                                                                        -------    ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund...................................  518,583   6,000,000            7.7%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $297,899 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $269,395) to be repurchased at $264,114............... $    264     264,113            0.4%
                                                                                 -----------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................            6,264,113            8.1%
                                                                                 -----------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $77,262,854).................................................            $83,741,097          107.8%
                                                                                 ===========          ======

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
   Common Stocks
     Australia...................          -- $ 4,297,284   --    $ 4,297,284
     Austria.....................          --     215,236   --        215,236
     Belgium.....................          --   1,045,488   --      1,045,488
     Canada...................... $ 7,097,755          --   --      7,097,755
     Denmark.....................          --   1,266,183   --      1,266,183
     Finland.....................          --     733,781   --        733,781
     France......................     937,875   7,856,058   --      8,793,933
     Germany.....................     742,437   5,929,891   --      6,672,328
     Greece......................          --      78,215   --         78,215
     Hong Kong...................          --   1,541,450   --      1,541,450
     Ireland.....................      14,492      73,920   --         88,412
     Israel......................          --     205,672   --        205,672
     Italy.......................          --   1,348,724   --      1,348,724
     Japan.......................     620,569  14,979,523   --     15,600,092
     Netherlands.................      97,712   2,390,683   --      2,488,395
     New Zealand.................          --      38,787   --         38,787
     Norway......................          --     576,202   --        576,202
     Portugal....................          --      23,585   --         23,585
     Singapore...................          --     942,788   --        942,788
     Spain.......................          --   1,630,326   --      1,630,326
     Sweden......................          --   2,009,836   --      2,009,836
     Switzerland.................     155,524   5,947,775   --      6,103,299
     United Kingdom..............   9,921,550   4,545,610   --     14,467,160
   Preferred Stocks
     Germany.....................          --     196,744   --        196,744
   Rights/Warrants
     Hong Kong...................          --          --   --             --
     Spain.......................          --      15,309   --         15,309
   Securities Lending Collateral.          --   6,264,113   --      6,264,113
                                  ----------- -----------   --    -----------
   TOTAL......................... $19,587,914 $64,153,183   --    $83,741,097
                                  =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------   -------   ---------------
COMMON STOCKS -- (92.2%)
AUSTRALIA -- (6.5%)
    Australia & New Zealand Banking Group, Ltd.. 24,858 $   795,465            0.5%
    Commonwealth Bank of Australia..............  5,465     393,494            0.3%
    National Australia Bank, Ltd................ 23,943     800,195            0.6%
    Wesfarmers, Ltd............................. 11,142     452,131            0.3%
    Westpac Banking Corp........................ 19,827     643,726            0.4%
    Other Securities............................          7,341,993            4.9%
                                                        -----------            ----
TOTAL AUSTRALIA.................................         10,427,004            7.0%
                                                        -----------            ----

AUSTRIA -- (0.7%)
    Other Securities............................          1,046,446            0.7%
                                                        -----------            ----

BELGIUM -- (1.2%)
    Other Securities............................          1,909,034            1.3%
                                                        -----------            ----

CANADA -- (8.9%)
    Bank of Montreal............................  5,295     369,062            0.3%
    Bank of Nova Scotia.........................  9,804     595,789            0.4%
    Canadian Natural Resources, Ltd............. 11,986     380,556            0.3%
    Manulife Financial Corp..................... 19,951     353,133            0.3%
    Suncor Energy, Inc.......................... 15,693     570,441            0.4%
    Toronto-Dominion Bank (The).................  7,802     715,599            0.5%
    Other Securities............................         11,402,585            7.5%
                                                        -----------            ----
TOTAL CANADA....................................         14,387,165            9.7%
                                                        -----------            ----

COLOMBIA -- (0.0%)
    Other Securities............................                518            0.0%
                                                        -----------            ----

DENMARK -- (1.2%)
    Other Securities............................          1,851,323            1.2%
                                                        -----------            ----

FINLAND -- (1.5%)
    Sampo Class A...............................  7,907     374,006            0.3%
    UPM-Kymmene Oyj............................. 24,046     381,784            0.3%
    Other Securities............................          1,728,023            1.1%
                                                        -----------            ----
TOTAL FINLAND...................................          2,483,813            1.7%
                                                        -----------            ----

FRANCE -- (6.8%)
    AXA SA...................................... 21,673     539,992            0.4%
    BNP Paribas SA.............................. 11,320     835,112            0.6%
    Cie de St-Gobain............................  7,158     375,724            0.3%
    GDF Suez.................................... 15,034     372,599            0.3%
    Societe Generale SA.........................  7,102     401,188            0.3%
    Total SA.................................... 10,657     653,838            0.4%
#   Total SA Sponsored ADR......................  6,978     426,914            0.3%
    Other Securities............................          7,370,758            4.8%
                                                        -----------            ----
TOTAL FRANCE....................................         10,976,125            7.4%
                                                        -----------            ----

GERMANY -- (5.8%)
    Allianz SE..................................  5,326     894,248            0.6%
    BASF SE.....................................  3,395     352,450            0.3%
#   Deutsche Bank AG............................ 10,685     516,299            0.4%
    Deutsche Telekom AG......................... 27,315     429,247            0.3%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------    -------   ---------------
 GERMANY -- (Continued)
     E.ON SE...............................  19,836 $   361,580            0.3%
     Muenchener Rueckversicherungs AG......   1,970     411,006            0.3%
     RWE AG................................  12,966     477,694            0.3%
     Other Securities......................           5,833,741            3.7%
                                                    -----------           -----
 TOTAL GERMANY.............................           9,276,265            6.2%
                                                    -----------           -----

 HONG KONG -- (3.0%)
 #   AIA Group, Ltd........................  90,200     458,020            0.3%
     Other Securities......................           4,348,078            2.9%
                                                    -----------           -----
 TOTAL HONG KONG...........................           4,806,098            3.2%
                                                    -----------           -----

 IRELAND -- (0.5%)
     Other Securities......................             883,512            0.6%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................             730,817            0.5%
                                                    -----------           -----

 ITALY -- (2.4%)
     Intesa Sanpaolo SpA................... 141,596     351,282            0.3%
 #   UniCredit SpA.........................  56,311     422,703            0.3%
     Other Securities......................           3,136,359            2.0%
                                                    -----------           -----
 TOTAL ITALY...............................           3,910,344            2.6%
                                                    -----------           -----

 JAPAN -- (19.5%)
     Mitsubishi UFJ Financial Group, Inc... 136,900     871,815            0.6%
     Mizuho Financial Group, Inc........... 231,099     485,091            0.3%
     Sumitomo Mitsui Financial Group, Inc..  11,200     541,362            0.4%
     Other Securities......................          29,542,582           19.8%
                                                    -----------           -----
 TOTAL JAPAN...............................          31,440,850           21.1%
                                                    -----------           -----

 NETHERLANDS -- (2.4%)
 #*  ING Groep NV..........................  43,896     557,817            0.4%
     Other Securities......................           3,260,131            2.2%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           3,817,948            2.6%
                                                    -----------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities......................             485,815            0.3%
                                                    -----------           -----

 NORWAY -- (1.0%)
     Other Securities......................           1,642,875            1.1%
                                                    -----------           -----

 PORTUGAL -- (0.3%)
     Other Securities......................             512,768            0.4%
                                                    -----------           -----

 SINGAPORE -- (1.5%)
     Other Securities......................           2,336,218            1.6%
                                                    -----------           -----

 SPAIN -- (2.9%)
     Banco Bilbao Vizcaya Argentaria SA....  42,167     492,803            0.3%
 #   Banco Santander SA.................... 111,621     989,552            0.7%
     Other Securities......................           3,261,759            2.2%
                                                    -----------           -----
 TOTAL SPAIN...............................           4,744,114            3.2%
                                                    -----------           -----

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  SWEDEN -- (2.8%)
      Nordea Bank AB.....................  30,157 $    385,753            0.3%
      Other Securities...................            4,121,034            2.7%
                                                  ------------           -----
  TOTAL SWEDEN...........................            4,506,787            3.0%
                                                  ------------           -----

  SWITZERLAND -- (4.8%)
      Swiss Re AG........................   6,996      614,127            0.4%
      UBS AG.............................  36,724      710,977            0.5%
      Zurich Insurance Group AG..........   2,123      586,634            0.4%
      Other Securities...................            5,798,709            3.9%
                                                  ------------           -----
  TOTAL SWITZERLAND......................            7,710,447            5.2%
                                                  ------------           -----

  UNITED KINGDOM -- (17.7%)
      Barclays P.L.C. Sponsored ADR......  38,983      655,304            0.4%
      BG Group P.L.C.....................  32,328      659,480            0.5%
      BP P.L.C. Sponsored ADR............  31,949    1,485,628            1.0%
      HSBC Holdings P.L.C. Sponsored ADR.  40,434    2,225,487            1.5%
  #*  Lloyds Banking Group P.L.C. ADR....  76,919      386,903            0.3%
      Rio Tinto P.L.C. Sponsored ADR.....  10,993      557,345            0.4%
      Royal Dutch Shell P.L.C. ADR.......  21,594    1,439,456            1.0%
      Standard Chartered P.L.C...........  17,551      421,399            0.3%
      Tesco P.L.C........................  66,068      385,384            0.3%
      Vodafone Group P.L.C............... 462,300    1,693,293            1.1%
      Other Securities...................           18,568,452           12.3%
                                                  ------------           -----
  TOTAL UNITED KINGDOM...................           28,478,131           19.1%
                                                  ------------           -----
  TOTAL COMMON STOCKS....................          148,364,417           99.7%
                                                  ------------           -----

  PREFERRED STOCKS -- (0.0%)
  UNITED KINGDOM -- (0.0%)
      Other Securities...................                1,408            0.0%
                                                  ------------           -----
  TOTAL PREFERRED STOCKS.................                1,408            0.0%
                                                  ------------           -----

  RIGHTS/WARRANTS -- (0.0%)
  FRANCE -- (0.0%)
      Other Securities...................                   19            0.0%
                                                  ------------           -----

  HONG KONG -- (0.0%)
      Other Securities...................                   --            0.0%
                                                  ------------           -----

  ITALY -- (0.0%)
      Other Securities...................                  358            0.0%
                                                  ------------           -----

  SPAIN -- (0.0%)
      Other Securities...................               24,097            0.0%
                                                  ------------           -----
  TOTAL RIGHTS/WARRANTS..................               24,474            0.0%
                                                  ------------           -----

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                         SHARES/
                                                                          FACE                    PERCENTAGE
                                                                         AMOUNT       VALUE+    OF NET ASSETS**
                                                                         -------      ------    ---------------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund...................................  1,037,165 $ 12,000,000            8.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $580,242 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $524,724) to be repurchased at $514,437............... $      514      514,435            0.3%
                                                                                   ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              12,514,435            8.4%
                                                                                   ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $142,394,371)................................................              $160,904,734          108.1%
                                                                                   ============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    71,821 $ 10,355,183   --    $ 10,427,004
    Austria.....................          --    1,046,446   --       1,046,446
    Belgium.....................      88,749    1,820,285   --       1,909,034
    Canada......................  14,387,165           --   --      14,387,165
    Colombia....................         518           --   --             518
    Denmark.....................          --    1,851,323   --       1,851,323
    Finland.....................          --    2,483,813   --       2,483,813
    France......................     470,882   10,505,243   --      10,976,125
    Germany.....................     620,235    8,656,030   --       9,276,265
    Hong Kong...................         147    4,805,951   --       4,806,098
    Ireland.....................     278,627      604,885   --         883,512
    Israel......................      91,741      639,076   --         730,817
    Italy.......................     263,776    3,646,568   --       3,910,344
    Japan.......................      94,887   31,345,963   --      31,440,850
    Netherlands.................     440,234    3,377,714   --       3,817,948
    New Zealand.................          --      485,815   --         485,815
    Norway......................     161,127    1,481,748   --       1,642,875
    Portugal....................          --      512,768   --         512,768
    Singapore...................          --    2,336,218   --       2,336,218
    Spain.......................      91,886    4,652,228   --       4,744,114
    Sweden......................          --    4,506,787   --       4,506,787
    Switzerland.................   1,263,752    6,446,695   --       7,710,447
    United Kingdom..............   8,418,710   20,059,421   --      28,478,131
  Preferred Stocks
    United Kingdom..............          --        1,408   --           1,408
  Rights/Warrants
    France......................          --           19   --              19
    Hong Kong...................          --           --   --              --
    Italy.......................          --          358   --             358
    Spain.......................          --       24,097   --          24,097
  Securities Lending Collateral.          --   12,514,435   --      12,514,435
                                 ----------- ------------   --    ------------
  TOTAL......................... $26,744,257 $134,160,477   --    $160,904,734
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                  PERCENTAGE
                                                          SHARES     VALUE++    OF NET ASSETS**
                                                          ------     -------    ---------------
COMMON STOCKS -- (90.9%)
BRAZIL -- (9.2%)
    Banco Bradesco SA...................................   136,484 $  2,198,193            0.3%
#   Banco Bradesco SA ADR...............................   189,512    2,732,769            0.4%
    Banco do Brasil SA..................................   159,126    2,106,319            0.3%
    BM&FBovespa SA......................................   473,125    2,666,586            0.4%
    Itau Unibanco Holding SA ADR........................   220,980    3,405,303            0.5%
    Petroleo Brasileiro SA ADR..........................   211,598    3,688,153            0.5%
#   Petroleo Brasileiro SA Sponsored ADR................   265,580    4,822,933            0.6%
#   Vale SA Sponsored ADR(91912E105)....................   213,281    3,414,629            0.5%
    Vale SA Sponsored ADR(91912E204)....................   328,650    4,811,436            0.6%
    Other Securities....................................             45,038,090            5.7%
                                                                   ------------           -----
TOTAL BRAZIL............................................             74,884,411            9.8%
                                                                   ------------           -----

CHILE -- (1.5%)
    Other Securities....................................             11,899,695            1.5%
                                                                   ------------           -----

CHINA -- (13.8%)
    Bank of China, Ltd. Class H......................... 9,858,356    4,641,410            0.6%
    China Construction Bank Corp. Class H............... 9,695,990    7,543,738            1.0%
#   China Mobile, Ltd. Sponsored ADR....................    99,597    5,181,036            0.7%
    CNOOC, Ltd. ADR.....................................    16,647    3,367,855            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 9,815,017    6,867,912            0.9%
#   Tencent Holdings, Ltd...............................    66,500    3,627,986            0.5%
    Other Securities....................................             81,171,098           10.5%
                                                                   ------------           -----
TOTAL CHINA.............................................            112,401,035           14.7%
                                                                   ------------           -----

COLOMBIA -- (0.7%)
    Other Securities....................................              5,418,921            0.7%
                                                                   ------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................              2,281,563            0.3%
                                                                   ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                477,056            0.1%
                                                                   ------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                 16,177            0.0%
                                                                   ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              2,216,250            0.3%
                                                                   ------------           -----

INDIA -- (5.4%)
    HDFC Bank, Ltd......................................   195,532    2,174,850            0.3%
    Other Securities....................................             42,196,161            5.5%
                                                                   ------------           -----
TOTAL INDIA.............................................             44,371,011            5.8%
                                                                   ------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................             19,893,835            2.6%
                                                                   ------------           -----

MALAYSIA -- (3.9%)
    CIMB Group Holdings Bhd.............................   963,168    2,289,474            0.3%
    Malayan Banking Bhd.................................   838,796    2,599,948            0.4%
    Other Securities....................................             26,968,353            3.5%
                                                                   ------------           -----
TOTAL MALAYSIA..........................................             31,857,775            4.2%
                                                                   ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                              ------     -------    ---------------
MEXICO -- (5.3%)
    Alfa S.A.B. de C.V. Class A.............................   802,622 $  2,197,372            0.3%
#   America Movil S.A.B. de C.V. Series L................... 1,841,832    1,972,093            0.3%
    America Movil S.A.B. de C.V. Series L ADR...............   133,377    2,855,602            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR......................   326,379    3,453,090            0.5%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.    38,039    3,549,039            0.5%
    Grupo Financiero Banorte S.A.B. de C.V..................   532,846    3,410,933            0.4%
    Grupo Mexico S.A.B. de C.V. Series B....................   889,168    2,817,996            0.4%
    Grupo Televisa S.A.B. Sponsored ADR.....................    89,689    2,730,133            0.4%
    Other Securities........................................             20,346,499            2.5%
                                                                       ------------           -----
TOTAL MEXICO................................................             43,332,757            5.7%
                                                                       ------------           -----

PERU -- (0.2%)
    Other Securities........................................              1,513,577            0.2%
                                                                       ------------           -----

PHILIPPINES -- (1.4%)
    Other Securities........................................             11,128,459            1.4%
                                                                       ------------           -----

POLAND -- (1.9%)
    Other Securities........................................             15,693,827            2.0%
                                                                       ------------           -----

RUSSIA -- (4.3%)
    Gazprom OAO Sponsored ADR............................... 1,236,542   11,558,454            1.5%
    Lukoil OAO Sponsored ADR................................    96,083    6,292,846            0.8%
    Sberbank of Russia Sponsored ADR........................   345,217    4,402,337            0.6%
    Tatneft OAO Sponsored ADR...............................    53,256    2,187,646            0.3%
    Other Securities........................................             10,908,949            1.4%
                                                                       ------------           -----
TOTAL RUSSIA................................................             35,350,232            4.6%
                                                                       ------------           -----

SOUTH AFRICA -- (6.6%)
    Bidvest Group, Ltd......................................    72,075    1,920,405            0.3%
#   FirstRand, Ltd..........................................   600,025    2,154,082            0.3%
    Naspers, Ltd. Class N...................................    45,744    4,281,811            0.6%
    Sanlam, Ltd.............................................   489,472    2,626,297            0.3%
    Sasol, Ltd. Sponsored ADR...............................    91,297    4,657,973            0.6%
    Standard Bank Group, Ltd................................   194,365    2,472,731            0.3%
    Other Securities........................................             36,011,155            4.7%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................             54,124,454            7.1%
                                                                       ------------           -----

SOUTH KOREA -- (14.5%)
    Hana Financial Group, Inc...............................    76,265    2,932,550            0.4%
    Hyundai Mobis...........................................    10,987    3,099,213            0.4%
    KB Financial Group, Inc. ADR............................    48,292    1,874,213            0.3%
    LG Chem, Ltd............................................     7,409    2,089,945            0.3%
    Samsung C&T Corp........................................    34,349    2,038,199            0.3%
    Samsung Electronics Co., Ltd............................    10,410   14,355,995            1.9%
    Samsung Electronics Co., Ltd. GDR.......................    13,909    9,640,046            1.3%
    SK Innovation Co., Ltd..................................    15,708    2,201,618            0.3%
    Other Securities........................................             79,932,656           10.3%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            118,164,435           15.5%
                                                                       ------------           -----

TAIWAN -- (13.6%)
    Hon Hai Precision Industry Co., Ltd..................... 1,519,856    3,863,920            0.5%
    Taiwan Semiconductor Manufacturing Co., Ltd............. 2,131,214    7,854,728            1.1%
    Other Securities........................................             98,935,980           12.9%
                                                                       ------------           -----
TOTAL TAIWAN................................................            110,654,628           14.5%
                                                                       ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                         SHARES      VALUE++    OF NET ASSETS**
                                                                         ------      -------    ---------------
THAILAND -- (3.3%)
      Other Securities.................................................            $ 26,621,365            3.5%
                                                                                   ------------          ------

TURKEY -- (2.2%)
      Turkiye Garanti Bankasi A.S......................................    484,986    1,944,712            0.3%
      Other Securities.................................................              15,639,677            2.0%
                                                                                   ------------          ------
TOTAL TURKEY...........................................................              17,584,389            2.3%
                                                                                   ------------          ------
TOTAL COMMON STOCKS....................................................             739,885,852           96.8%
                                                                                   ------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA................................................    270,290    3,894,050            0.5%
      Itau Unibanco Holding SA.........................................    331,418    5,127,976            0.7%
      Petroleo Brasileiro SA...........................................    269,582    2,444,332            0.3%
      Other Securities.................................................               7,501,733            1.0%
                                                                                   ------------          ------
TOTAL BRAZIL...........................................................              18,968,091            2.5%
                                                                                   ------------          ------

CHILE -- (0.0%)
      Other Securities.................................................                 181,768            0.0%
                                                                                   ------------          ------

COLOMBIA -- (0.1%)
      Other Securities.................................................                 562,935            0.1%
                                                                                   ------------          ------
TOTAL PREFERRED STOCKS.................................................              19,712,794            2.6%
                                                                                   ------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.................................................                     136            0.0%
                                                                                   ------------          ------

CHILE -- (0.0%)
      Other Securities.................................................                       3            0.0%
                                                                                   ------------          ------

MALAYSIA -- (0.0%)
      Other Securities.................................................                  14,519            0.0%
                                                                                   ------------          ------

POLAND -- (0.0%)
      Other Securities.................................................                      --            0.0%
                                                                                   ------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.................................................                   1,012            0.0%
                                                                                   ------------          ------
TOTAL RIGHTS/WARRANTS..................................................                  15,670            0.0%
                                                                                   ------------          ------

                                                                         SHARES/
                                                                          FACE
                                                                         AMOUNT      VALUE+
                                                                         -------     ------            -
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@  DFA Short Term Investment Fund...................................  4,667,243   54,000,000            7.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $160,553 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $145,191) to be repurchased at $142,344............... $      142      142,344            0.0%
                                                                                   ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              54,142,344            7.1%
                                                                                   ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $732,651,756)................................................              $813,756,660          106.5%
                                                                                   ============          ======

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
   Brazil...................... $ 35,909,850 $ 38,974,561   --    $ 74,884,411
   Chile.......................    3,291,245    8,608,450   --      11,899,695
   China.......................   12,825,031   99,576,004   --     112,401,035
   Colombia....................    5,418,921           --   --       5,418,921
   Czech Republic..............           --    2,281,563   --       2,281,563
   Egypt.......................           --      477,056   --         477,056
   Hong Kong...................           --       16,177   --          16,177
   Hungary.....................           --    2,216,250   --       2,216,250
   India.......................    3,734,515   40,636,496   --      44,371,011
   Indonesia...................    1,072,288   18,821,547   --      19,893,835
   Malaysia....................           --   31,857,775   --      31,857,775
   Mexico......................   43,325,797        6,960   --      43,332,757
   Peru........................    1,513,577           --   --       1,513,577
   Philippines.................      320,894   10,807,565   --      11,128,459
   Poland......................           --   15,693,827   --      15,693,827
   Russia......................    1,319,939   34,030,293   --      35,350,232
   South Africa................    7,348,814   46,775,640   --      54,124,454
   South Korea.................    4,897,343  113,267,092   --     118,164,435
   Taiwan......................    4,289,434  106,365,194   --     110,654,628
   Thailand....................   26,621,365           --   --      26,621,365
   Turkey......................      535,998   17,048,391   --      17,584,389
 Preferred Stocks
   Brazil......................      242,208   18,725,883   --      18,968,091
   Chile.......................           --      181,768   --         181,768
   Colombia....................      562,935           --   --         562,935
 Rights/Warrants
   Brazil......................           --          136   --             136
   Chile.......................           --            3   --               3
   Malaysia....................           --       14,519   --          14,519
   Poland......................           --           --   --              --
   South Korea.................           --        1,012   --           1,012
 Securities Lending Collateral.           --   54,142,344   --      54,142,344
                                ------------ ------------   --    ------------
 TOTAL......................... $153,230,154 $660,526,506   --    $813,756,660
                                ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                               U.S.      INTERNATIONAL
                                                                             U.S. SOCIAL  SUSTAINABILITY SUSTAINABILITY
                                                                            CORE EQUITY 2     CORE 1         CORE 1
                                                                              PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                                            ------------- -------------- --------------
ASSETS:
Investments at Value (including $30,850, $20,755 and $19,458 of securities
 on loan, respectively).................................................... $    409,127   $    297,025   $    205,518
Temporary Cash Investments at Value & Cost.................................        1,948            668             --
Collateral Received from Securities on Loan at Value & Cost................           --             --            826
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...       31,802         21,379         19,000
Foreign Currencies at Value................................................           --             --            385
Cash.......................................................................           27              4            830
Receivables:
  Investment Securities Sold...............................................           --              1             24
  Dividends, Interest and Tax Reclaims.....................................          297            231            476
  Securities Lending Income................................................           17             10             16
  Fund Shares Sold.........................................................          139            219            128
Prepaid Expenses and Other Assets..........................................           13              6              5
                                                                            ------------   ------------   ------------
     Total Assets..........................................................      443,370        319,543        227,208
                                                                            ------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................       31,802         21,379         19,826
  Investment Securities Purchased..........................................          237             --            475
  Fund Shares Redeemed.....................................................          184            401            163
  Due to Advisor...........................................................           85             74            105
Unrealized Loss on Foreign Currency Contracts..............................           --             --              6
Accrued Expenses and Other Liabilities.....................................           37             28             31
                                                                            ------------   ------------   ------------
     Total Liabilities.....................................................       32,345         21,882         20,606
                                                                            ------------   ------------   ------------
NET ASSETS................................................................. $    411,025   $    297,661   $    206,602
                                                                            ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)....................................   33,957,010     20,096,482     21,107,558
                                                                            ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..................................................................... $      12.10   $      14.81   $       9.79
                                                                            ============   ============   ============
Investments at Cost........................................................ $    295,137   $    196,443   $    166,588
                                                                            ============   ============   ============
Foreign Currencies at Cost................................................. $         --   $         --   $        385
                                                                            ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $    288,953   $    194,386   $    167,269
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................          395            392            406
Accumulated Net Realized Gain (Loss).......................................        7,687          2,301             (6)
Net Unrealized Foreign Exchange Gain (Loss)................................           --             --              3
Net Unrealized Appreciation (Depreciation).................................      113,990        100,582         38,930
                                                                            ------------   ------------   ------------
NET ASSETS................................................................. $    411,025   $    297,661   $    206,602
                                                                            ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED............................................  300,000,000    300,000,000    300,000,000
                                                                            ============   ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                   DFA
                                                                              INTERNATIONAL INTERNATIONAL    EMERGING
                                                                                VALUE EX     SOCIAL CORE  MARKETS SOCIAL
                                                                                 TOBACCO       EQUITY      CORE EQUITY
                                                                               PORTFOLIO*    PORTFOLIO*     PORTFOLIO*
                                                                              ------------- ------------- --------------
ASSETS:
Investments at Value (including $6,586, $12,166 and $57,506 of securities on
 loan, respectively)......................................................... $     77,477  $    148,391   $    759,615
Collateral Received from Securities on Loan at Value & Cost..................          264           514            142
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.....        6,000        12,000         54,000
Foreign Currencies at Value..................................................          127            56          1,823
Cash.........................................................................           13            92          2,648
Receivables:
  Investment Securities Sold.................................................           17             5            355
  Dividends, Interest and Tax Reclaims.......................................          165           323            810
  Securities Lending Income..................................................            3            12            112
  Fund Shares Sold...........................................................           --            18            329
  From Advisor...............................................................           --            19             --
Prepaid Expenses and Other Assets............................................            5            13             10
                                                                              ------------  ------------   ------------
     Total Assets............................................................       84,071       161,443        819,844
                                                                              ------------  ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................        6,264        12,514         54,142
  Investment Securities Purchased............................................           77            20            889
  Fund Shares Redeemed.......................................................           --            11            109
  Due to Advisor.............................................................           26            --            352
Unrealized Loss on Foreign Currency Contracts................................           --            --              3
Accrued Expenses and Other Liabilities.......................................           16            42            162
                                                                              ------------  ------------   ------------
     Total Liabilities.......................................................        6,383        12,587         55,657
                                                                              ------------  ------------   ------------
NET ASSETS................................................................... $     77,688  $    148,856   $    764,187
                                                                              ============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................    8,018,057    12,104,170     59,158,000
                                                                              ============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $       9.69  $      12.30   $      12.92
                                                                              ============  ============   ============
Investments at Cost.......................................................... $     70,999  $    129,880   $    678,510
                                                                              ============  ============   ============
Foreign Currencies at Cost................................................... $        127  $         56   $      1,823
                                                                              ============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $     70,789  $    129,499   $    681,490
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          148           383          1,776
Accumulated Net Realized Gain (Loss).........................................          272           462           (186)
Net Unrealized Foreign Exchange Gain (Loss)..................................            1             1              2
Net Unrealized Appreciation (Depreciation)...................................        6,478        18,511         81,105
                                                                              ------------  ------------   ------------
NET ASSETS................................................................... $     77,688  $    148,856   $    764,187
                                                                              ============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED..............................................  300,000,000   400,000,000    500,000,000
                                                                              ============  ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                                 U.S.      INTERNATIONAL
                                                                               U.S. SOCIAL  SUSTAINABILITY SUSTAINABILITY
                                                                              CORE EQUITY 2     CORE 1         CORE 1
                                                                                PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                              ------------- -------------- --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $4, $0 and $430, respectively).    $ 6,151       $ 4,663        $ 5,101
  Interest...................................................................          4             2             --
  Income from Securities Lending.............................................        214           138            293
                                                                                 -------       -------        -------
     Total Investment Income.................................................      6,369         4,803          5,394
                                                                                 -------       -------        -------
EXPENSES
  Investment Advisory Services Fees..........................................        823           719            735
  Accounting & Transfer Agent Fees...........................................         35            29             31
  Custodian Fees.............................................................         17            13             56
  Filing Fees................................................................         26            22             20
  Shareholders' Reports......................................................          9            10              7
  Directors'/Trustees' Fees & Expenses.......................................          3             3              2
  Professional Fees..........................................................         11             7              6
  Other......................................................................         77             9             10
                                                                                 -------       -------        -------
     Total Expenses..........................................................      1,001           812            867
                                                                                 -------       -------        -------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).............................................         --             7             46
  Fees Paid Indirectly.......................................................         --            --             (1)
                                                                                 -------       -------        -------
  Net Expenses...............................................................      1,001           819            912
                                                                                 -------       -------        -------
  NET INVESTMENT INCOME (LOSS)...............................................      5,368         3,984          4,482
                                                                                 -------       -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities.............         --             3             --
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................      7,956         2,387            521
    Futures..................................................................        175            --             --
    Foreign Currency Transactions............................................         --            --            (19)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................     80,194        62,760         37,246
    Translation of Foreign Currency Denominated Amounts......................         --            --             10
                                                                                 -------       -------        -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................................     88,325        65,150         37,758
                                                                                 -------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............    $93,693       $69,134        $42,240
                                                                                 =======       =======        =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                            DFA
                                                                       INTERNATIONAL INTERNATIONAL    EMERGING
                                                                         VALUE EX     SOCIAL CORE  MARKETS SOCIAL
                                                                          TOBACCO       EQUITY      CORE EQUITY
                                                                         PORTFOLIO   PORTFOLIO(A)    PORTFOLIO
                                                                       ------------- ------------- --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $169, $187 and $2,067,
   respectively)......................................................    $ 2,138       $ 2,428       $15,182
  Income from Securities Lending......................................        110           120         1,126
                                                                          -------       -------       -------
     Total Investment Income..........................................      2,248         2,548        16,308
                                                                          -------       -------       -------
EXPENSES
  Investment Advisory Services Fees...................................        303           311         3,465
  Accounting & Transfer Agent Fees....................................         23            22            65
  Custodian Fees......................................................         19           139           448
  Filing Fees.........................................................         15            18            66
  Shareholders' Reports...............................................          1             1            15
  Directors'/Trustees' Fees & Expenses................................          1             1             6
  Professional Fees...................................................          2             2            43
  Organizational & Offering Costs.....................................         --            49            --
  Other...............................................................         11            25            39
                                                                          -------       -------       -------
     Total Expenses...................................................        375           568         4,147
                                                                          -------       -------       -------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C)......................................         27           (66)           --
  Fees Paid Indirectly................................................         --            (2)           (7)
                                                                          -------       -------       -------
  Net Expenses........................................................        402           500         4,140
                                                                          -------       -------       -------
  NET INVESTMENT INCOME (LOSS)........................................      1,846         2,048        12,168
                                                                          -------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................      1,032           469           183
    Futures...........................................................         --            15            --
    Foreign Currency Transactions*....................................         (1)            2          (128)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................     13,831        18,511        32,111
    Translation of Foreign Currency Denominated Amounts...............          4             1             2
                                                                          -------       -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................     14,866        18,998        32,168
                                                                          -------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $16,712       $21,046       $44,336
                                                                          =======       =======       =======

----------
* Net of foreign capital gain taxes withheld of $0, $0 and $3, respectively.
(a)The Portfolio commenced operations on November 1, 2012.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                    INTERNATIONAL
                                                          U.S. SOCIAL CORE   U.S. SUSTAINABILITY   SUSTAINABILITY
                                                         EQUITY 2 PORTFOLIO   CORE 1 PORTFOLIO    CORE 1 PORTFOLIO
                                                         ------------------  ------------------  ------------------
                                                           YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                                          ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                                         OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                           2013      2012      2013      2012      2013      2012
                                                         --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $  5,368  $  3,436  $  3,984  $  2,831  $  4,482  $  3,768
  Capital Gain Distributions Received from
   Investment Securities................................       --         2         3         7        --        --
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................    7,956     4,240     2,387     2,121       521      (454)
    Futures.............................................      175        --        --        --        --        --
    Foreign Currency Transactions.......................       --        --        --        --       (19)      (33)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........   80,194    20,636    62,760    18,572    37,246     4,845
    Translation of Foreign Currency Denominated
     Amounts............................................       --        --        --        --        10        (7)
                                                         --------  --------  --------  --------  --------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   93,693    28,314    69,134    23,531    42,240     8,119
                                                         --------  --------  --------  --------  --------  --------
Distributions From:
  Net Investment Income.................................   (5,251)   (3,153)   (3,999)   (2,611)   (4,537)   (3,515)
  Net Long-Term Gains...................................   (2,745)       --      (913)       --        --       (91)
                                                         --------  --------  --------  --------  --------  --------
     Total Distributions................................   (7,996)   (3,153)   (4,912)   (2,611)   (4,537)   (3,606)
                                                         --------  --------  --------  --------  --------  --------
Capital Share Transactions (1):
  Shares Issued.........................................  123,375    85,163    77,887    55,219    47,684    53,520
  Shares Issued in Lieu of Cash Distributions...........    6,403     2,308     4,617     2,428     4,462     3,567
  Shares Redeemed.......................................  (73,184)  (33,070)  (44,244)  (31,454)  (28,302)  (32,992)
                                                         --------  --------  --------  --------  --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   56,594    54,401    38,260    26,193    23,844    24,095
                                                         --------  --------  --------  --------  --------  --------
     Total Increase (Decrease) in Net Assets............  142,291    79,562   102,482    47,113    61,547    28,608
NET ASSETS
  Beginning of Year.....................................  268,734   189,172   195,179   148,066   145,055   116,447
                                                         --------  --------  --------  --------  --------  --------
  End of Year........................................... $411,025  $268,734  $297,661  $195,179  $206,602  $145,055
                                                         ========  ========  ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................   11,348     9,558     5,990     5,110     5,427     7,215
  Shares Issued in Lieu of Cash Distributions...........      642       266       370       229       511       494
  Shares Redeemed.......................................   (6,896)   (3,697)   (3,344)   (2,877)   (3,204)   (4,409)
                                                         --------  --------  --------  --------  --------  --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................    5,094     6,127     3,016     2,462     2,734     3,300
                                                         ========  ========  ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................................... $    395  $    521  $    392  $    534  $    391  $    572

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   INTERNATIONAL     EMERGING MARKETS
                                                          DFA INTERNATIONAL VALUE   SOCIAL CORE           SOCIAL
                                                          EX TOBACCO PORTFOLIO    EQUITY PORTFOLIO CORE EQUITY PORTFOLIO
                                                          ----------------------  ---------------- -------------------
                                                                                       PERIOD
                                                            YEAR        YEAR          NOV. 1,        YEAR        YEAR
                                                           ENDED       ENDED         2012(A) TO     ENDED       ENDED
                                                          OCT. 31,    OCT. 31,        OCT. 31,     OCT. 31,    OCT. 31,
                                                            2013        2012            2013         2013        2012
                                                          --------    --------    ---------------- --------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........................... $ 1,846     $ 1,906         $  2,048     $ 12,168   $   7,421
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................   1,032        (156)             469          183      17,087
    Futures..............................................      --          --               15           --         899
    Foreign Currency Transactions*.......................      (1)        (11)               2         (128)        139
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........  13,831         (48)          18,511       32,111     (11,796)
    Translation of Foreign Currency Denominated
     Amounts.............................................       4          (6)               1            2          (2)
                                                          -------     -------         --------     --------   ---------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................  16,712       1,685           21,046       44,336      13,748
                                                          -------     -------         --------     --------   ---------
Distributions From:
  Net Investment Income..................................  (2,014)     (1,801)          (1,606)     (11,637)     (6,452)
  Net Long-Term Gains....................................      --          --               --      (14,134)         --
                                                          -------     -------         --------     --------   ---------
     Total Distributions.................................  (2,014)     (1,801)          (1,606)     (25,771)     (6,452)
                                                          -------     -------         --------     --------   ---------
Capital Share Transactions (1):
  Shares Issued..........................................   1,884       4,480          146,054      305,618     247,124
  Shares Issued in Lieu of Cash Distributions............   2,014       1,801            1,408       23,993       5,995
  Shares Redeemed........................................      --          --          (18,046)     (41,300)   (238,669)
                                                          -------     -------         --------     --------   ---------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................   3,898       6,281          129,416      288,311      14,450
                                                          -------     -------         --------     --------   ---------
     Total Increase (Decrease) in Net Assets.............  18,596       6,165          148,856      306,876      21,746
NET ASSETS
  Beginning of Period....................................  59,092      52,927               --      457,311     435,565
                                                          -------     -------         --------     --------   ---------
  End of Period.......................................... $77,688     $59,092         $148,856     $764,187   $ 457,311
                                                          =======     =======         ========     ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..........................................     228         598           13,564       24,079      20,152
  Shares Issued in Lieu of Cash Distributions............     236         251              129        1,904         513
  Shares Redeemed........................................      --          --           (1,589)      (3,274)    (19,550)
                                                          -------     -------         --------     --------   ---------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................     464         849           12,104       22,709       1,115
                                                          =======     =======         ========     ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
 IN EXCESS OF NET INVESTMENT INCOME)..................... $   148     $   304         $    383     $  1,776   $   1,303

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $3 and $22, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                                                                               -----------------------------------------------
                                                                                 YEAR      YEAR      YEAR      YEAR      YEAR
                                                                                ENDED     ENDED     ENDED     ENDED     ENDED
                                                                               OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                                 2013      2012      2011      2010      2009
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $   9.31  $   8.32  $   7.83  $   6.57  $  6.12
                                                                               --------  --------  --------  --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................     0.18      0.14      0.11      0.10     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized)..................     2.87      0.98      0.48      1.25     0.46
                                                                               --------  --------  --------  --------  -------
   Total from Investment Operations...........................................     3.05      1.12      0.59      1.35     0.56
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................    (0.17)    (0.13)    (0.10)    (0.09)   (0.11)
  Net Realized Gains..........................................................    (0.09)       --        --        --       --
                                                                               --------  --------  --------  --------  -------
   Total Distributions........................................................    (0.26)    (0.13)    (0.10)    (0.09)   (0.11)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $  12.10  $   9.31  $   8.32  $   7.83  $  6.57
============================================================================== ========  ========  ========  ========  ========
Total Return..................................................................    33.47%    13.63%     7.57%    20.75%    9.49%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $411,025  $268,734  $189,172  $120,881  $76,815
Ratio of Expenses to Average Net Assets.......................................     0.30%     0.33%     0.35%     0.33%    0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously Waived Fees and Fees Paid Indirectly).     0.30%     0.33%     0.35%     0.33%    0.41%
Ratio of Net Investment Income to Average Net Assets..........................     1.64%     1.60%     1.28%     1.32%    1.62%
Portfolio Turnover Rate.......................................................       12%       13%       12%       13%       8%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                                                                               -----------------------------------------------
                                                                                 YEAR      YEAR      YEAR      YEAR      YEAR
                                                                                ENDED     ENDED     ENDED     ENDED     ENDED
                                                                               OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                                 2013      2012      2011      2010      2009
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $  11.43  $  10.13  $   9.57  $   8.15  $  7.39
                                                                               --------  --------  --------  --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................     0.21      0.18      0.14      0.13     0.14
  Net Gains (Losses) on Securities (Realized and Unrealized)..................     3.44      1.29      0.56      1.42     0.77
                                                                               --------  --------  --------  --------  -------
   Total from Investment Operations...........................................     3.65      1.47      0.70      1.55     0.91
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................    (0.22)    (0.17)    (0.14)    (0.13)   (0.15)
  Net Realized Gains..........................................................    (0.05)       --        --        --       --
                                                                               --------  --------  --------  --------  -------
   Total Distributions........................................................    (0.27)    (0.17)    (0.14)    (0.13)   (0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $  14.81  $  11.43  $  10.13  $   9.57  $  8.15
============================================================================== ========  ========  ========  ========  ========
Total Return..................................................................    32.40%    14.60%     7.31%    19.15%   12.69%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $297,661  $195,179  $148,066  $127,397  $85,299
Ratio of Expenses to Average Net Assets.......................................     0.33%     0.37%     0.37%     0.37%    0.37%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously Waived Fees and Fees Paid Indirectly).     0.33%     0.35%     0.35%     0.37%    0.47%
Ratio of Net Investment Income to Average Net Assets..........................     1.61%     1.63%     1.39%     1.46%    1.97%
Portfolio Turnover Rate.......................................................        2%        9%       14%        6%      18%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                                                                       ------------------------------------------------
                                                                         YEAR      YEAR       YEAR      YEAR      YEAR
                                                                        ENDED     ENDED      ENDED     ENDED     ENDED
                                                                       OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                         2013      2012       2011      2010      2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $   7.89  $   7.73  $   8.39   $   7.70  $  6.00
                                                                       --------  --------  --------   --------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.23      0.23      0.23       0.17     0.16
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     1.90      0.15     (0.66)      0.68     1.70
                                                                       --------  --------  --------   --------  -------
   Total from Investment Operations...................................     2.13      0.38     (0.43)      0.85     1.86
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.23)    (0.21)    (0.23)     (0.16)   (0.16)
 Net Realized Gains...................................................       --     (0.01)       --         --       --
                                                                       --------  --------  --------   --------  -------
   Total Distributions................................................    (0.23)    (0.22)    (0.23)     (0.16)   (0.16)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $   9.79  $   7.89  $   7.73   $   8.39  $  7.70
=====================================================================  ========  ========  ========   ========  ========
Total Return..........................................................    27.38%     5.18%    (5.41)%    11.29%   31.56%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $206,602  $145,055  $116,447   $106,545  $74,124
Ratio of Expenses to Average Net Assets...............................     0.52%     0.57%     0.57%      0.57%    0.57%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees and
 Fees Paid Indirectly)................................................     0.50%     0.56%     0.54%      0.55%    0.66%
Ratio of Net Investment Income to Average Net Assets..................     2.57%     2.96%     2.66%      2.15%    2.57%
Portfolio Turnover Rate...............................................        2%       11%       13%         7%       7%
-------------------------------------------------------------------------------------------------------------------------

                                                                       DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                                                                       --------------------------------------------
                                                                         YEAR     YEAR     YEAR      YEAR     YEAR
                                                                        ENDED    ENDED    ENDED     ENDED    ENDED
                                                                       OCT. 31, OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                         2013     2012     2011      2010     2009
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $  7.82  $  7.89  $  8.87   $  8.22  $  6.33
                                                                       -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................    0.24     0.26     0.27      0.19     0.20
 Net Gains (Losses) on Securities (Realized and Unrealized)...........    1.89    (0.08)   (0.99)     0.64     1.90
                                                                       -------  -------  -------   -------  -------
   Total from Investment Operations...................................    2.13     0.18    (0.72)     0.83     2.10
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................   (0.26)   (0.25)   (0.26)    (0.18)   (0.21)
 Net Realized Gains...................................................      --       --       --        --       --
                                                                       -------  -------  -------   -------  -------
   Total Distributions................................................   (0.26)   (0.25)   (0.26)    (0.18)   (0.21)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $  9.69  $  7.82  $  7.89   $  8.87  $  8.22
=====================================================================  ======== ======== ========  ======== ========
Total Return..........................................................   27.77%    2.61%   (8.37)%   10.49%   33.74%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $77,688  $59,092  $52,927   $64,645  $49,627
Ratio of Expenses to Average Net Assets...............................    0.60%    0.60%    0.60%     0.60%    0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees and
 Fees Paid Indirectly)................................................    0.56%    0.62%    0.61%     0.62%    0.70%
Ratio of Net Investment Income to Average Net Assets..................    2.75%    3.43%    2.99%     2.30%    2.98%
Portfolio Turnover Rate...............................................      16%      16%      21%       23%      32%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       INTERNATIONAL SOCIAL CORE
                                                                           EQUITY PORTFOLIO
                                                                       -------------------------
                                                                                PERIOD
                                                                                NOV. 1,
                                                                              2012(A) TO
                                                                               OCT. 31,
                                                                                 2013
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..................................         $  10.00
                                                                               --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................             0.27
 Net Gains (Losses) on Securities (Realized and Unrealized)...........             2.27
                                                                               --------
   Total from Investment Operations...................................             2.54
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................            (0.24)
 Net Realized Gains...................................................               --
                                                                               --------
   Total Distributions................................................            (0.24)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................         $  12.30
=====================================================================  =========================
Total Return..........................................................            25.81%(C)
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................         $148,856
Ratio of Expenses to Average Net Assets...............................             0.60%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees and
 Fees Paid Indirectly)................................................             0.68%(B)(D)
Ratio of Net Investment Income to Average Net Assets..................             2.44%(B)(D)
Portfolio Turnover Rate...............................................               14%(C)
-------------------------------------------------------------------------------------------------

                                                                         EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                                                                       -------------------------------------------------

                                                                         YEAR      YEAR       YEAR      YEAR      YEAR
                                                                        ENDED     ENDED      ENDED     ENDED     ENDED
                                                                       OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                         2013      2012       2011      2010      2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.................................. $  12.55  $  12.33  $  14.80   $  11.51  $   6.92
                                                                       --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.24      0.24      0.28       0.20      0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.72      0.17     (1.85)      3.29      4.59
                                                                       --------  --------  --------   --------  --------
   Total from Investment Operations...................................     0.96      0.41     (1.57)      3.49      4.77
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.23)    (0.19)    (0.30)     (0.20)    (0.18)
 Net Realized Gains...................................................    (0.36)       --     (0.60)        --        --
                                                                       --------  --------  --------   --------  --------
   Total Distributions................................................    (0.59)    (0.19)    (0.90)     (0.20)    (0.18)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................ $  12.92  $  12.55  $  12.33   $  14.80  $  11.51
=====================================================================  ========  ========  ========   ========  ========
Total Return..........................................................     7.74%     3.41%   (11.29)%    30.63%    69.84%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................................. $764,187  $457,311  $435,565   $615,735  $460,705
Ratio of Expenses to Average Net Assets...............................     0.66%     0.75%     0.70%      0.67%     0.70%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees and
 Fees Paid Indirectly)................................................     0.66%     0.75%     0.71%      0.67%     0.70%
Ratio of Net Investment Income to Average Net Assets..................     1.94%     1.92%     1.99%      1.57%     2.10%
Portfolio Turnover Rate...............................................        2%       44%       28%        14%        4%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers seventy-six operational portfolios, six of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining seventy portfolios are presented in separate reports.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2013, the Emerging Markets Social Core Equity Portfolio had significant transfers of securities with a total value of $35,299 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee.

These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Social Core Equity 2 Portfolio........... 0.25%
              U.S. Sustainability Core 1 Portfolio.......... 0.29%
              International Sustainability Core 1 Portfolio. 0.42%
              DFA International Value ex Tobacco Portfolio.. 0.45%
              International Social Core Equity Portfolio.... 0.37%
              Emerging Markets Social Core Equity Portfolio. 0.55%

   Pursuant to an Amended Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of its advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Amended Fee Waiver and/or Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                               PREVIOUSLY
                                                                RECOVERY      WAIVED FEES/
                                                              OF PREVIOUSLY     EXPENSES
                                                    EXPENSE   WAIVED FEES/       ASSUMED
                                                   LIMITATION   EXPENSES    SUBJECT TO FUTURE
                                                     AMOUNT      ASSUMED        RECOVERY
                                                   ---------- ------------- -----------------
U.S. Social Core Equity 2 Portfolio (1)...........    0.60%         --              --
U.S. Sustainability Core 1 Portfolio (2)..........    0.37%        $ 7              --
International Sustainability Core 1 Portfolio (2).    0.57%         46              --
DFA International Value ex Tobacco Portfolio (3)..    0.60%         32             $ 8
International Social Core Equity Portfolio (2)....    0.60%         22              67
Emerging Markets Social Core Equity Portfolio (2).    0.85%         --              --

   (1) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that the Portfolio Expenses do not exceed the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
           International Sustainability Core 1 Portfolio.    $ 1
           DFA International Value ex Tobacco Portfolio..     --
           International Social Core Equity Portfolio....      2
           Emerging Markets Social Core Equity Portfolio.      7

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               U.S. Social Core Equity 2 Portfolio........... $ 4
               U.S. Sustainability Core 1 Portfolio..........   4
               International Sustainability Core 1 Portfolio.   3
               DFA International Value ex Tobacco Portfolio..   2
               International Social Core Equity Portfolio....  --
               Emerging Markets Social Core Equity Portfolio.  17

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                       PURCHASES  SALES
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio........... $ 96,073  $40,168
        U.S. Sustainability Core 1 Portfolio..........   43,898    4,671
        International Sustainability Core 1 Portfolio.   27,862    3,585
        DFA International Value ex Tobacco Portfolio..   14,705   10,692
        International Social Core Equity Portfolio....  141,214   11,798
        Emerging Markets Social Core Equity Portfolio.  285,489   10,188

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses, foreign capital gains tax, tax equalization, non-deductible expenses, realized gains on securities considered to be "passive foreign investment companies", and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio...........      $639           $(243)         $(396)
U.S. Sustainability Core 1 Portfolio..........       206            (127)           (79)
International Sustainability Core 1 Portfolio.       110            (111)             1
DFA International Value Ex Tobacco Portfolio..        --              12            (12)
International Social Core Equity Portfolio....        83             (59)           (24)
Emerging Markets Social Core Equity Portfolio.        --             (58)            58

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
U.S. Social Core Equity 2 Portfolio
2012..........................................    $ 3,292        $   115    $ 3,407
2013..........................................      5,251          2,745      7,996
U.S. Sustainability Core 1 Portfolio
2012..........................................      2,611             --      2,611
2013..........................................      3,999            913      4,912
International Sustainability Core 1 Portfolio
2012..........................................      3,619             91      3,710
2013..........................................      4,537             --      4,537
DFA International Value Ex Tobacco Portfolio
2012..........................................      1,801             --      1,801
2013..........................................      2,014             --      2,014
International Social Core Equity Portfolio
2013..........................................      1,606             --      1,606
Emerging Markets Social Core Equity Portfolio
2012..........................................      7,239          3,548     10,787
2013..........................................     11,666         14,105     25,771

   International Social Core Equity Portfolio commenced operations on November 1, 2012, and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS TOTAL
                                               -------------- ------------- -----
U.S. Social Core Equity 2 Portfolio...........      $280          $359      $639
U.S. Sustainability Core 1 Portfolio..........       135            71       206
International Sustainability Core 1 Portfolio.       100            10       110
International Social Core Equity Portfolio....        94            --        94

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                               UNDISTRIBUTED                                 TOTAL NET
                                               NET INVESTMENT                              DISTRIBUTABLE
                                                 INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                                 SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                               CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                               -------------- ------------- -------------- -------------
U.S. Social Core Equity 2 Portfolio...........     $  942        $7,221        $113,914      $122,077
U.S. Sustainability Core 1 Portfolio..........        596         2,127         100,557       103,280
International Sustainability Core 1 Portfolio.        578           453          38,304        39,336
DFA International Value Ex Tobacco Portfolio..        174           376           6,352         6,902
International Social Core Equity Portfolio....        961             9          18,387        19,357
Emerging Markets Social Core Equity Portfolio.      3,163            --          79,552        82,715

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              International Sustainability Core 1 Portfolio. $ 55
              DFA International Value Ex Tobacco Portfolio..  645

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                       NET
                                                                                    UNREALIZED
                                               FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                               TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                               -------- ------------ ------------ --------------
U.S. Social Core Equity 2 Portfolio........... $328,963   $120,284     $ (6,370)     $113,914
U.S. Sustainability Core 1 Portfolio..........  218,515    104,076       (3,519)      100,557
International Sustainability Core 1 Portfolio.  187,046     50,053      (11,755)       38,298
DFA International Value Ex Tobacco Portfolio..   77,390     12,982       (6,631)        6,351
International Social Core Equity Portfolio....  142,519     21,062       (2,676)       18,386
Emerging Markets Social Core Equity Portfolio.  734,209    141,058      (61,511)       79,547

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. FUTURES CONTRACTS: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Portfolios' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amounts in thousands):

                                                                                       EQUITY
                                             LOCATION ON THE STATEMENT OF OPERATIONS  CONTRACTS
                                             ---------------------------------------  ---------
                                                  Net Realized Gain (Loss) on:
U.S. Social Core Equity 2 Portfolio*                Futures                            $175
International Social Core Equity Portfolio*         Futures                              15

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013 the Portfolios had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                               ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio...........     0.88%        $1,875         22        $ 1        $3,644
U.S. Sustainability Core 1 Portfolio..........     0.93%           762          5         --           971
International Sustainability Core 1 Portfolio.     0.87%           221         18         --           700
DFA International Value ex Tobacco Portfolio..     0.90%            13         21         --            65
International Social Core Equity Portfolio....     0.87%         1,678         32          1         5,768
Emerging Markets Social Core Equity Portfolio.     0.88%         1,266          5         --         2,832

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2013.

I. SECURITIES LENDING:

   As of October 31, 2013, the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short term and/or long term U.S. Treasury securities (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                            ------
             International Sustainability Core 1 Portfolio. $  807
             DFA International Value ex Tobacco Portfolio..    720
             International Social Core Equity Portfolio....    574
             Emerging Markets Social Core Equity Portfolio.  9,611

   The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities.

However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                               PERCENTAGE OF
                                                   NUMBER OF    OUTSTANDING
                                                  SHAREHOLDERS    SHARES
                                                  ------------ -------------
   U.S. Social Core Equity 2 Portfolio...........      5            70%
   U.S. Sustainability Core 1 Portfolio..........      4            91%
   International Sustainability Core 1 Portfolio.      3            90%
   DFA International Value ex Tobacco Portfolio..      3            96%
   International Social Core Equity Portfolio....      7            70%
   Emerging Markets Social Core Equity Portfolio.      4            40%

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

   In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio, and Emerging Markets Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      NAME, POSITION                                PORTFOLIOS WITHIN THE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
 ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE            OVERSEEN                                HELD
------------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception       106 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                         investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 Since Inception       106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1965).
The University of Chicago                                                  Member and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                    trading exchange) (since 2004). Formerly, Director
Chicago, IL 60637                                                          of UNext, Inc. (1999-2006). Trustee, Harbor Fund
1939                                                                       (registered investment company) (30 Portfolios)
                                                                           (since 1994). Formerly, Member of the Board of
                                                                           Milwaukee Mutual Insurance Company
                                                                           (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             Since Inception       106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting)
                                                                           (1977-2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              Since Inception       106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                 Professor of Human Resources Management and
Stanford University                                                        Economics, Graduate School of Business,
Graduate School of Business                                                Stanford University (since 1995). Cornerstone
518 Memorial Way                                                           Research (expert testimony and economic and
Stanford, CA 94305-5015                                                    financial analysis) (since 2009). Formerly,
1948                                                                       Chairman of the President George W. Bush's
                                                                           Council of Economic Advisers (2006-2009).
                                                                           Formerly, Council of Economic Advisors, State of
                                                                           California (2005-2006). Formerly, Commissioner,
                                                                           White House Panel on Tax Reform (2005).
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              Since Inception       106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980). Formerly,
                                                                           Director, Chicago Mercantile Exchange
                                                                           (2001-2008).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                Since Inception       106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1980).
The University of Chicago                                                  Co-Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as HON
Chicago, IL 60637                                                          Industries Inc.) (office furniture) (since 2000).
1953                                                                       Director, Ryder System Inc. (transportation,
                                                                           logistics and supply-chain management)
                                                                           (since 2003). Trustee, UBS Funds (4 investment
                                                                           companies within the fund complex) (52 portfolios)
                                                                           (since 2009).

       NAME, POSITION                                PORTFOLIOS WITHIN THE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/        AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN                                HELD
--------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth                 Since Inception       106 portfolios in 4    Chairman, Director/Trustee, President, and Co-
Chairman, Director,                                  investment companies   Chief Executive Officer (since January 2010) of
Co-Chief Executive Officer                                                  Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG                                                     Advisors LP, DFA Securities LLC, DEM, DFAIDG,
and DIG. Chairman,                                                          DIG and DFAITC. Director of Dimensional Fund
Trustee, Co-Chief Executive                                                 Advisors Ltd., Dimensional Funds PLC,
Officer and President of                                                    Dimensional Funds II PLC, DFA Australia Limited,
DFAITC and DEM.                                                             Dimensional Cayman Commodity Fund I Ltd.,
6300 Bee Cave Road,                                                         Dimensional Japan Ltd. and Dimensional Advisors
Building One Austin,                                                        Ltd. Chairman, Director and Co-Chief Executive
Texas 78746                                                                 Officer of Dimensional Fund Advisors Canada
1946                                                                        ULC. President, Dimensional SmartNest (US)
                                                                            LLC. Limited Partner, Oak Hill Partners (since
                                                                            2001) and VSC Investors, LLC (since 2007).
                                                                            Trustee, The University of Chicago. Trustee,
                                                                            University of Kansas Endowment Association.
                                                                            Formerly, Chief Executive Officer (until 2010) and
                                                                            Chief Investment Officer (2003-2007) of
                                                                            Dimensional Fund Advisors LP, DFA Securities
                                                                            LLC, DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                            Holdings Inc. Formerly, Chief Investment Officer of
                                                                            Dimensional Fund Advisors Ltd. Formerly,
                                                                            President and Chief Investment Officer of DFA
                                                                            Australia Limited. Formerly, Director, SA Funds
                                                                            (registered investment company).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto             Since 2009            106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                   investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and Chief                                                 Director/Trustee of Dimensional Holdings Inc.,
Investment Officer of                                                       Dimensional Fund Advisors LP, DFA Securities
DFAIDG and DIG. Trustee,                                                    LLC, DEM, DFAIDG, DIG, DFAITC and
Co-Chief Executive Officer                                                  Dimensional Cayman Commodity Fund I Ltd.
and Chief Investment Officer                                                Director, Co-Chief Executive Officer, President
of DFAITC and DEM.                                                          and Chief Investment Officer of Dimensional Fund
6300 Bee Cave Road,                                                         Advisors Canada ULC. Chief Investment Officer,
Building One                                                                Vice President and Director of DFA Australia
Austin, TX 78746                                                            Limited. Director of Dimensional Fund Advisors
1967                                                                        Ltd., Dimensional Funds PLC, Dimensional Funds
                                                                            II PLC, Dimensional Japan Ltd. and Dimensional
                                                                            Advisors Ltd., Formerly President of Dimensional
                                                                            Holdings Inc, Dimensional Fund Advisors LP, DFA
                                                                            Securities LLC, DEM, DFAIDG, DIG, DFAITC and
                                                                            Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
                                                       OFFICERS
-------------------------------------------------------------------------------------------------------------------------
April A. Aandal                 Since 2008       Vice President of all the DFA Entities.
Vice President
1963
-------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                Since 2012       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
-------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                 Since 2005       Vice President of all the DFA Entities.
Vice President
1966
-------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                Since 1993       Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
-------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth               Since 2007       Vice President of all the DFA Entities.
Vice President
1968
-------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------
David P. Butler                 Since 2007       Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
-------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January 2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
-------------------------------------------------------------------------------------------------------------------------
James G. Charles                Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director for
Vice President                                   Dimensional (2008-2010); Vice President, Client Portfolio Manager at
1956                                             American Century Investments (2001-2008).
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                   Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                Since 2004       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                    Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper                     Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell              Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (August 2002-January 2012).
1976
-------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
     NAME, POSITION WITH THE FUND        AND LENGTH OF
          AND YEAR OF BIRTH                 SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                         Since 2007       Vice President of all the DFA Entities.
Vice President
1949
-------------------------------------------------------------------------------------------------------------------------------
George H. Crane                           Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                             President and Managing Director at State Street Bank & Trust
1955                                                       Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                    Since 2004       Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                            Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                         and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                       Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------------
James L. Davis                            Since 1999       Vice President of all the DFA Entities.
Vice President
1956
-------------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                           Since 1994       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                             Dimensional Fund Advisors Canada ULC.
1957
-------------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                          Since 2010       Vice President of all the DFA Entities. Research Associate for
Vice President                                             Dimensional (since August 2008).
1972
-------------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                        Since 2001       Vice President of all the DFA Entities.
Vice President
1970
-------------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                        Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant Secretary                     DFA Australia Limited.
1965
-------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                       Since 2004       Vice President of all the DFA Entities.
Vice President
1971
-------------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                            Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                             Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                       Manager of Dimensional (since January 2012).
-------------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                         Since 2009       Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                             for Dimensional (since June 2006).
1970
-------------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                          Since 2007       Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                            Since 2012       Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                             at BlackRock (2004-January 2012).
1968
-------------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                             Since 2000       Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
John T. Gray                              Since 2007       Vice President of all the DFA Entities.
Vice President
1974
-------------------------------------------------------------------------------------------------------------------------------
Christian Gunther                         Since 2011       Vice President of all the DFA Entities. Senior Trader for
Vice President                                             Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                       Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                           (2008-2009); Trader for Dimensional (2004-2008).
-------------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                            Since 2007       Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                        Since 2005       Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                         Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                       Japan Ltd.
-------------------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
    Kevin B. Hight              Since 2005       Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho             Since 2004       Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath          Since 2011       Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine           Since 2013       Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                Since 2004       Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones            Since 2012       Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating          Since 2003       Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper            Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner           Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn             Since 2011       Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich          Since 2004       Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski         Since 2013       Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad            Since 2011       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane             Since 2004       Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao              Since 2011       Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso            Since 2013       Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).
----------------------------------------------------------------------------------------------------------------------

                                          TERM OF OFFICE/1/
     NAME, POSITION WITH THE FUND           AND LENGTH OF
           AND YEAR OF BIRTH                   SERVICE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee                            Since 2005            Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                           Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                                 Associate for Dimensional (July 2008-2010).
1980
---------------------------------------------------------------------------------------------------------------------------
John B. Lessley                          Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since January 2008).
1960
---------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                        Since 2009            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since February 2004).
1969
---------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                        Since 2010            Vice President of all the DFA Entities and Dimensional
Vice President                                                 Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
1972                                                           September 2006).
---------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                         Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (Since August 2010). Formerly, Vice
1971                                                           President, Sales and Business Development at AdvisorsIG
                                                               (PPMG) (2009- 2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                          Since 2008            Vice President of all the DFA Entities and Head of Global
Vice President & Head of Global                                Human Resources of Dimensional.
Human Resources
1970
---------------------------------------------------------------------------------------------------------------------------
David R. Martin                          Since 2007            Vice President, Chief Financial Officer and Treasurer of
Vice President, Chief Financial Officer                        all the DFA Entities. Director, Vice President, Chief
and Treasurer                                                  Financial Officer and Treasurer of Dimensional Fund
1956                                                           Advisors Ltd., DFA Australia Limited, Dimensional Advisors
                                                               Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                               Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                               Chief Financial Officer, Treasurer, and Vice President of
                                                               Dimensional SmartNest (US) LLC, and Dimensional Cayman
                                                               Commodity Fund I Ltd. Director of Dimensional Funds PLC and
                                                               Dimensional Funds II PLC. Statutory Auditor of Dimensional
                                                               Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                        Since 2013            Vice President of all the DFA Entities. Client Service
Vice President                                                 Manager for Dimensional (Since 2012). Formerly, Regional
1978                                                           Director for Dimensional (2008-2011; Senior Associate at
                                                               Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                       Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                                 Systems at Dimensional (Since 2011). Formerly, Project
1971                                                           Manager for Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                      Vice President since  Vice President and Secretary of all the DFA Entities.
Vice President and Secretary             1997 and Secretary    Director, Vice President and Secretary of DFA Australia
1964                                     since 2000            Limited and Dimensional Fund Advisors Ltd. (since February
                                                               2002, April 1997 and May 2002, respectively). Vice
                                                               President and Secretary of Dimensional Fund Advisors Canada
                                                               ULC (since June 2003), Dimensional SmartNest (US) LLC,
                                                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
                                                               Ltd. (since February 2012), Dimensional Advisors Ltd.
                                                               (since March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                               (since June 2012) and Dimensional Hong Kong Limited (since
                                                               August 2012). Director, Dimensional Funds PLC and
                                                               Dimensional Funds II PLC (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan Ltd.,
                                                               Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                               Ltd. and Dimensional Hong Kong Limited (since August 2012
                                                               and July 2012).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                          Since 2011            Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                 for Dimensional (2008-2010).
1964
---------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                     Since 2012            Vice President of all DFA Entities. Deputy Chief Compliance
Vice President                                                 Officer of Dimensional (since December 2012). Formerly
1961                                                           Chief Compliance Officer of Wellington Management Company,
                                                               LLP (2004-2011).
---------------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
    Carolyn L. O                Since 2010       Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd. Deputy General Counsel, Funds (since
    1974                                         2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly          Since 2007       Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki               Since 2010       Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak           Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre              Since 2013       Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier              Since 2013       Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
   Grady M. Smith               Since 2004       Vice President of all the DFA Entities and Dimensional Fund
   Vice President                                Advisors Canada ULC.
   1956
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder               Since 2000       Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth           Since 2004       Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman           Since 2004       Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow            Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta             Since 2013       Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten               Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                               QUALIFYING
                                                                                   FOR
                           NET                                                  CORPORATE
DFA INVESTMENT         INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING  FOREIGN    FOREIGN
DIMENSIONS GROUP         INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND     TAX       SOURCE
INC.                  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2) CREDIT (3) INCOME (4)
----------------      ------------- ------------- ------------- ------------- ------------- ---------- ---------- ----------
U.S. Social Core
 Equity 2
 Portfolio...........       64%          --            36%           100%          100%        100%        --         --
U.S. Sustainability
 Core 1 Portfolio....       81%          --            19%           100%          100%        100%        --         --
International
 Sustainability Core
 1 Portfolio.........      100%          --            --            100%          100%        100%         6%       100%
DFA International
 Value ex Tobacco
 Portfolio...........      100%          --            --            100%          100%        100%         5%       100%
International Social
 Core Equity
 Portfolio...........       99%           1%           --            100%          100%        100%         6%       100%
Emerging Markets
 Social Core Equity
 Portfolio...........       45%          --            55%           100%          100%        100%         7%       100%

                                 QUALIFYING
                                   SHORT-
DFA INVESTMENT        QUALIFYING    TERM
DIMENSIONS GROUP       INTEREST   CAPITAL
INC.                  INCOME (5)  GAIN (6)
----------------      ---------- ----------
U.S. Social Core
 Equity 2
 Portfolio...........    100%       100%
U.S. Sustainability
 Core 1 Portfolio....    100%       100%
International
 Sustainability Core
 1 Portfolio.........    100%       100%
DFA International
 Value ex Tobacco
 Portfolio...........    100%       100%
International Social
 Core Equity
 Portfolio...........    100%       100%
Emerging Markets
 Social Core Equity
 Portfolio...........    100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-014A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                                 ANNUAL REPORT

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   6
     Disclosure of Fund Expenses........................................  11
     Disclosure of Portfolio Holdings...................................  13
     Schedule of Investments/Summary Schedules of Portfolio Holdings
         Tax-Managed U.S. Marketwide Value Portfolio....................  15
         Tax-Managed U.S. Equity Portfolio..............................  16
         Tax-Managed U.S. Targeted Value Portfolio......................  19
         Tax-Managed U.S. Small Cap Portfolio...........................  22
         T.A. U.S. Core Equity 2 Portfolio..............................  25
         Tax-Managed DFA International Value Portfolio..................  28
         T.A. World ex U.S. Core Equity Portfolio.......................  32
     Statements of Assets and Liabilities...............................  38
     Statements of Operations...........................................  40
     Statements of Changes in Net Assets................................  42
     Financial Highlights...............................................  44
     Notes to Financial Statements......................................  48
     Report of Independent Registered Public Accounting Firm............  60
  The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide
    Value Series
     Performance Chart..................................................  61
     Management's Discussion and Analysis...............................  62
     Disclosure of Fund Expenses........................................  64
     Disclosure of Portfolio Holdings...................................  65
     Summary Schedule of Portfolio Holdings.............................  66
     Statement of Assets and Liabilities................................  69
     Statement of Operations............................................  70
     Statements of Changes in Net Assets................................  71
     Financial Highlights...............................................  72
     Notes to Financial Statements......................................  73
     Report of Independent Registered Public Accounting Firm............  78
  Fund Management.......................................................  79
  Voting Proxies on Fund Portfolio Securities...........................  88
  Notice to Shareholders................................................  89

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                    [CHART]

Growth of $10,000

                Tax-Managed U.S.
             Marketwide Value Portfolio       Russell 3000 Value Index
             --------------------------       ------------------------
10/2003              $10,000                         $10,000
11/2003              $10,277                         $10,155
12/2003              $10,799                         $10,760
01/2004              $11,030                         $10,964
02/2004              $11,271                         $11,197
03/2004              $11,264                         $11,119
04/2004              $11,060                         $10,823
05/2004              $11,143                         $10,934
06/2004              $11,489                         $11,215
07/2004              $11,090                         $11,027
08/2004              $11,025                         $11,180
09/2004              $11,426                         $11,376
10/2004              $11,575                         $11,564
11/2004              $12,357                         $12,186
12/2004              $12,761                         $12,583
01/2005              $12,480                         $12,336
02/2005              $12,957                         $12,731
03/2005              $12,824                         $12,549
04/2005              $12,356                         $12,289
05/2005              $12,889                         $12,622
06/2005              $13,211                         $12,796
07/2005              $13,925                         $13,197
08/2005              $13,906                         $13,118
09/2005              $14,160                         $13,284
10/2005              $13,812                         $12,947
11/2005              $14,367                         $13,379
12/2005              $14,428                         $13,443
01/2006              $15,233                         $14,017
02/2006              $15,186                         $14,094
03/2006              $15,549                         $14,330
04/2006              $15,929                         $14,663
05/2006              $15,483                         $14,271
06/2006              $15,582                         $14,370
07/2006              $15,486                         $14,668
08/2006              $15,563                         $14,931
09/2006              $15,863                         $15,215
10/2006              $16,474                         $15,738
11/2006              $16,875                         $16,106
12/2006              $17,201                         $16,447
01/2007              $17,642                         $16,660
02/2007              $17,421                         $16,406
03/2007              $17,616                         $16,654
04/2007              $18,241                         $17,229
05/2007              $19,098                         $17,852
06/2007              $18,689                         $17,435
07/2007              $17,666                         $16,571
08/2007              $17,569                         $16,769
09/2007              $18,013                         $17,304
10/2007              $18,022                         $17,321
11/2007              $16,966                         $16,438
12/2007              $16,890                         $16,281
01/2008              $16,218                         $15,627
02/2008              $15,625                         $14,975
03/2008              $15,348                         $14,888
04/2008              $16,211                         $15,594
05/2008              $16,568                         $15,612
06/2008              $14,738                         $14,119
07/2008              $14,618                         $14,127
08/2008              $14,917                         $14,402
09/2008              $13,651                         $13,376
10/2008              $10,598                         $11,030
11/2008              $ 9,547                         $10,199
12/2008              $ 9,867                         $10,379
01/2009              $ 8,580                         $ 9,162
02/2009              $ 7,425                         $ 7,934
03/2009              $ 8,206                         $ 8,614
04/2009              $ 9,621                         $ 9,573
05/2009              $10,344                         $10,133
06/2009              $10,208                         $10,062
07/2009              $11,242                         $10,912
08/2009              $11,990                         $11,478
09/2009              $12,533                         $11,932
10/2009              $11,927                         $11,533
11/2009              $12,482                         $12,160
12/2009              $12,932                         $12,430
01/2010              $12,571                         $12,079
02/2010              $13,149                         $12,475
03/2010              $14,185                         $13,305
04/2010              $14,733                         $13,699
05/2010              $13,472                         $12,570
06/2010              $12,441                         $11,830
07/2010              $13,436                         $12,634
08/2010              $12,555                         $12,061
09/2010              $13,802                         $13,024
10/2010              $14,332                         $13,424
11/2010              $14,363                         $13,386
12/2010              $15,722                         $14,447
01/2011              $16,109                         $14,747
02/2011              $17,018                         $15,308
03/2011              $17,124                         $15,381
04/2011              $17,522                         $15,777
05/2011              $17,250                         $15,601
06/2011              $16,947                         $15,276
07/2011              $16,222                         $14,769
08/2011              $14,867                         $13,816
09/2011              $13,356                         $12,735
10/2011              $15,213                         $14,222
11/2011              $15,097                         $14,152
12/2011              $15,239                         $14,432
01/2012              $16,036                         $15,010
02/2012              $16,886                         $15,579
03/2012              $17,240                         $16,042
04/2012              $16,921                         $15,873
05/2012              $15,728                         $14,939
06/2012              $16,554                         $15,679
07/2012              $16,693                         $15,817
08/2012              $17,325                         $16,171
09/2012              $17,949                         $16,689
10/2012              $18,003                         $16,598
11/2012              $18,110                         $16,595
12/2012              $18,627                         $16,964
01/2013              $19,862                         $18,060
02/2013              $20,165                         $18,315
03/2013              $21,166                         $19,044
04/2013              $21,307                         $19,308
05/2013              $22,002                         $19,810
06/2013              $21,866                         $19,642
07/2013              $23,195                         $20,718              Past performance is not predictive of
08/2013              $22,509                         $19,922              future performance.
09/2013              $23,328                         $20,472
10/2013              $24,432                         $21,350              The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
          Average Annual         One        Five         Ten
          Total Return           Year       Years       Years             Russell data copyright (C) Russell
          ---------------------------------------------------------       Investment Group 1995-2013, all rights
                                35.71%      18.18%      9.34%             reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 31, 2003-October 31, 2013

                                    [CHART]

Growth of $10,000

             Tax-Managed U.S. Equity Portfolio      Russell 3000 Index
             ---------------------------------      ------------------
10/2003                 $10,000                          $10,000
11/2003                 $10,128                          $10,138
12/2003                 $10,536                          $10,601
01/2004                 $10,749                          $10,823
02/2004                 $10,906                          $10,969
03/2004                 $10,767                          $10,838
04/2004                 $10,592                          $10,614
05/2004                 $10,749                          $10,768
06/2004                 $10,946                          $10,982
07/2004                 $10,511                          $10,567
08/2004                 $10,511                          $10,610
09/2004                 $10,697                          $10,774
10/2004                 $10,846                          $10,951
11/2004                 $11,347                          $11,460
12/2004                 $11,739                          $11,868
01/2005                 $11,459                          $11,552
02/2005                 $11,701                          $11,806
03/2005                 $11,505                          $11,607
04/2005                 $11,233                          $11,355
05/2005                 $11,664                          $11,785
06/2005                 $11,737                          $11,867
07/2005                 $12,234                          $12,354
08/2005                 $12,140                          $12,236
09/2005                 $12,243                          $12,344
10/2005                 $12,008                          $12,112
11/2005                 $12,478                          $12,584
12/2005                 $12,473                          $12,594
01/2006                 $12,861                          $13,015
02/2006                 $12,889                          $13,038
03/2006                 $13,096                          $13,263
04/2006                 $13,238                          $13,407
05/2006                 $12,812                          $12,978
06/2006                 $12,811                          $13,001
07/2006                 $12,792                          $12,989
08/2006                 $13,087                          $13,306
09/2006                 $13,383                          $13,604
10/2006                 $13,813                          $14,094
11/2006                 $14,080                          $14,401
12/2006                 $14,268                          $14,573
01/2007                 $14,518                          $14,850
02/2007                 $14,287                          $14,607
03/2007                 $14,453                          $14,759
04/2007                 $15,031                          $15,348
05/2007                 $15,579                          $15,908
06/2007                 $15,321                          $15,610
07/2007                 $14,799                          $15,078
08/2007                 $15,002                          $15,294
09/2007                 $15,534                          $15,852
10/2007                 $15,796                          $16,142
11/2007                 $15,098                          $15,416
12/2007                 $15,018                          $15,322
01/2008                 $14,111                          $14,394
02/2008                 $13,701                          $13,947
03/2008                 $13,628                          $13,864
04/2008                 $14,303                          $14,558
05/2008                 $14,596                          $14,856
06/2008                 $13,444                          $13,630
07/2008                 $13,365                          $13,521
08/2008                 $13,571                          $13,731
09/2008                 $12,333                          $12,440
10/2008                 $10,222                          $10,233
11/2008                 $ 9,511                          $ 9,426
12/2008                 $ 9,682                          $ 9,606
01/2009                 $ 8,874                          $ 8,800
02/2009                 $ 7,977                          $ 7,878
03/2009                 $ 8,631                          $ 8,568
04/2009                 $ 9,343                          $ 9,470
05/2009                 $ 9,794                          $ 9,975
06/2009                 $ 9,845                          $10,009
07/2009                 $10,581                          $10,788
08/2009                 $10,893                          $11,174
09/2009                 $11,334                          $11,642
10/2009                 $11,071                          $11,342
11/2009                 $11,688                          $11,987
12/2009                 $12,020                          $12,328
01/2010                 $11,583                          $11,884
02/2010                 $11,969                          $12,287
03/2010                 $12,716                          $13,061
04/2010                 $12,971                          $13,343
05/2010                 $11,951                          $12,289
06/2010                 $11,273                          $11,583
07/2010                 $12,062                          $12,387
08/2010                 $11,478                          $11,804
09/2010                 $12,570                          $12,918
10/2010                 $13,074                          $13,423
11/2010                 $13,156                          $13,500
12/2010                 $14,039                          $14,415
01/2011                 $14,340                          $14,730
02/2011                 $14,857                          $15,267
03/2011                 $14,925                          $15,335
04/2011                 $15,371                          $15,792
05/2011                 $15,184                          $15,612
06/2011                 $14,932                          $15,331
07/2011                 $14,588                          $14,980
08/2011                 $13,713                          $14,082
09/2011                 $12,696                          $12,989
10/2011                 $14,109                          $14,484
11/2011                 $14,099                          $14,445
12/2011                 $14,205                          $14,563
01/2012                 $14,890                          $15,298
02/2012                 $15,543                          $15,945
03/2012                 $16,007                          $16,437
04/2012                 $15,891                          $16,329
05/2012                 $14,898                          $15,320
06/2012                 $15,468                          $15,920
07/2012                 $15,638                          $16,078
08/2012                 $16,031                          $16,479
09/2012                 $16,463                          $16,912
10/2012                 $16,165                          $16,620
11/2012                 $16,293                          $16,749
12/2012                 $16,476                          $16,954
01/2013                 $17,379                          $17,884
02/2013                 $17,605                          $18,121
03/2013                 $18,294                          $18,831
04/2013                 $18,574                          $19,140
05/2013                 $19,070                          $19,591
06/2013                 $18,837                          $19,337
07/2013                 $19,876                          $20,397          Past performance is not predictive of
08/2013                 $19,313                          $19,827          future performance.
09/2013                 $20,017                          $20,565
10/2013                 $20,876                          $21,438          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
          Average Annual         One        Five         Ten
          Total Return           Year       Years       Years             Russell data copyright (C) Russell
          ---------------------------------------------------------       Investment Group 1995-2013, all rights
                                29.15%      15.35%      7.64%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                    [CHART]

Growth of $10,000

               Tax-Managed U.S.
           Targeted Value Portfolio             Russell 2000 Value Index
           ------------------------             ------------------------
10/2003             $10000                                $10000
11/2003             $10434                                $10384
12/2003             $10842                                $10760
01/2004             $11288                                $11132
02/2004             $11462                                $11348
03/2004             $11566                                $11505
04/2004             $11103                                $10910
05/2004             $11158                                $11042
06/2004             $11741                                $11603
07/2004             $11060                                $11069
08/2004             $10924                                $11178
09/2004             $11486                                $11620
10/2004             $11590                                $11800
11/2004             $12713                                $12847
12/2004             $13199                                $13154
01/2005             $12793                                $12645
02/2005             $13110                                $12897
03/2005             $12810                                $12631
04/2005             $11931                                $11979
05/2005             $12648                                $12710
06/2005             $13154                                $13272
07/2005             $14089                                $14027
08/2005             $13922                                $13705
09/2005             $14010                                $13682
10/2005             $13626                                $13339
11/2005             $14249                                $13880
12/2005             $14277                                $13773
01/2006             $15513                                $14912
02/2006             $15410                                $14911
03/2006             $16245                                $15633
04/2006             $16428                                $15675
05/2006             $15679                                $15026
06/2006             $15684                                $15211
07/2006             $15104                                $15000
08/2006             $15397                                $15448
09/2006             $15553                                $15599
10/2006             $16349                                $16393
11/2006             $16771                                $16860
12/2006             $16969                                $17007
01/2007             $17319                                $17262
02/2007             $17231                                $17050
03/2007             $17440                                $17256
04/2007             $17777                                $17435
05/2007             $18458                                $18074
06/2007             $18180                                $17653
07/2007             $16855                                $16150
08/2007             $16834                                $16474
09/2007             $16841                                $16548
10/2007             $16990                                $16729
11/2007             $15667                                $15475
12/2007             $15518                                $15344
01/2008             $14778                                $14715
02/2008             $14379                                $14130
03/2008             $14510                                $14343
04/2008             $14946                                $14797
05/2008             $15563                                $15303
06/2008             $14097                                $13835
07/2008             $14191                                $14544
08/2008             $14679                                $15235
09/2008             $13426                                $14521
10/2008             $10520                                $11620
11/2008             $9155                                 $10274
12/2008             $9659                                 $10906
01/2009             $8347                                 $9348
02/2009             $7191                                 $8050
03/2009             $7844                                 $8764
04/2009             $9314                                 $10155
05/2009             $9690                                 $10375
06/2009             $9648                                 $10342
07/2009             $10780                                $11538
08/2009             $11298                                $12084
09/2009             $11897                                $12690
10/2009             $11089                                $11847
11/2009             $11459                                $12224
12/2009             $12328                                $13150
01/2010             $12023                                $12765
02/2010             $12715                                $13357
03/2010             $13746                                $14468
04/2010             $14765                                $15480
05/2010             $13508                                $14172
06/2010             $12285                                $12935
07/2010             $13246                                $13858
08/2010             $12203                                $12816
09/2010             $13644                                $14192
10/2010             $14241                                $14742
11/2010             $14793                                $15117
12/2010             $16080                                $16373
01/2011             $16147                                $16381
02/2011             $17061                                $17213
03/2011             $17376                                $17452
04/2011             $17683                                $17736
05/2011             $17263                                $17418
06/2011             $16920                                $16990
07/2011             $16388                                $16428
08/2011             $14739                                $14977
09/2011             $12985                                $13341
10/2011             $15036                                $15264
11/2011             $15006                                $15234
12/2011             $15152                                $15472
01/2012             $16125                                $16500
02/2012             $16729                                $16746
03/2012             $17070                                $17265
04/2012             $16791                                $17015
05/2012             $15562                                $15976
06/2012             $16177                                $16746
07/2012             $16116                                $16575
08/2012             $16843                                $17086
09/2012             $17388                                $17695
10/2012             $17350                                $17473
11/2012             $17684                                $17526
12/2012             $18318                                $18265
01/2013             $19562                                $19353
02/2013             $19914                                $19574
03/2013             $20877                                $20389
04/2013             $20712                                $20369
05/2013             $21714                                $20978            Past performance is not predictive of
06/2013             $21561                                $20893            future performance.
07/2013             $23090                                $22236
08/2013             $22236                                $21252            The returns shown do not reflect the
09/2013             $23483                                $22479            deduction of taxes that a shareholder
10/2013             $24394                                $23210            would pay on fund distributions or the
                                                                            redemption of fund shares.
          Average Annual         One         Five          Ten
          Total Return           Year        Years        Years             Russell data copyright (C) Russell
          -----------------------------------------------------------       Investment Group 1995-2013, all rights
                                40.60%       18.32%       9.33%             reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
October 31, 2003-October 31, 2013

                                     [CHART]

Growth of $10,000

                Tax-Managed U.S.
               Small Cap Portfolio                    Russell 2000 Index
               -------------------                    ------------------
10/2003              $10000                                  $10000
11/2003              $10378                                  $10355
12/2003              $10578                                  $10565
01/2004              $11062                                  $11024
02/2004              $11155                                  $11123
03/2004              $11230                                  $11226
04/2004              $10741                                  $10654
05/2004              $10852                                  $10823
06/2004              $11265                                  $11279
07/2004              $10444                                  $10520
08/2004              $10293                                  $10466
09/2004              $10811                                  $10957
10/2004              $11015                                  $11173
11/2004              $11952                                  $12142
12/2004              $12441                                  $12501
01/2005              $12004                                  $11980
02/2005              $12237                                  $12182
03/2005              $11888                                  $11834
04/2005              $11153                                  $11156
05/2005              $11911                                  $11886
06/2005              $12335                                  $12344
07/2005              $13203                                  $13126
08/2005              $13052                                  $12883
09/2005              $13174                                  $12923
10/2005              $12772                                  $12522
11/2005              $13384                                  $13130
12/2005              $13392                                  $13070
01/2006              $14595                                  $14242
02/2006              $14513                                  $14203
03/2006              $15181                                  $14892
04/2006              $15256                                  $14889
05/2006              $14392                                  $14053
06/2006              $14329                                  $14144
07/2006              $13756                                  $13683
08/2006              $14066                                  $14089
09/2006              $14163                                  $14206
10/2006              $14930                                  $15024
11/2006              $15375                                  $15419
12/2006              $15465                                  $15471
01/2007              $15747                                  $15729
02/2007              $15712                                  $15605
03/2007              $15926                                  $15772
04/2007              $16290                                  $16055
05/2007              $16971                                  $16713
06/2007              $16796                                  $16469
07/2007              $15792                                  $15343
08/2007              $15903                                  $15690
09/2007              $16166                                  $15960
10/2007              $16514                                  $16417
11/2007              $15230                                  $15239
12/2007              $15213                                  $15229
01/2008              $14104                                  $14191
02/2008              $13736                                  $13665
03/2008              $13737                                  $13722
04/2008              $14170                                  $14296
05/2008              $14823                                  $14953
06/2008              $13653                                  $13802
07/2008              $13990                                  $14313
08/2008              $14333                                  $14829
09/2008              $13015                                  $13648
10/2008              $10275                                  $10809
11/2008              $8977                                   $9530
12/2008              $9366                                   $10083
01/2009              $8268                                   $8962
02/2009              $7254                                   $7873
03/2009              $7958                                   $8576
04/2009              $9262                                   $9901
05/2009              $9544                                   $10200
06/2009              $9778                                   $10349
07/2009              $10704                                  $11346
08/2009              $10900                                  $11672
09/2009              $11486                                  $12345
10/2009              $10685                                  $11507
11/2009              $10934                                  $11868
12/2009              $11826                                  $12823
01/2010              $11437                                  $12351
02/2010              $11945                                  $12907
03/2010              $12901                                  $13958
04/2010              $13744                                  $14748
05/2010              $12677                                  $13629
06/2010              $11703                                  $12573
07/2010              $12534                                  $13437
08/2010              $11545                                  $12442
09/2010              $12979                                  $13992
10/2010              $13527                                  $14565
11/2010              $14109                                  $15070
12/2010              $15208                                  $16267
01/2011              $15195                                  $16225
02/2011              $16063                                  $17115
03/2011              $16562                                  $17558
04/2011              $16907                                  $18022
05/2011              $16555                                  $17684
06/2011              $16289                                  $17276
07/2011              $15778                                  $16652
08/2011              $14337                                  $15203
09/2011              $12742                                  $13499
10/2011              $14678                                  $15542
11/2011              $14624                                  $15485
12/2011              $14746                                  $15587
01/2012              $15741                                  $16689
02/2012              $16129                                  $17088
03/2012              $16589                                  $17526
04/2012              $16362                                  $17255
05/2012              $15307                                  $16113
06/2012              $15976                                  $16917
07/2012              $15862                                  $16683
08/2012              $16405                                  $17240
09/2012              $16973                                  $17806
10/2012              $16725                                  $17420
11/2012              $16906                                  $17512
12/2012              $17481                                  $18136
01/2013              $18539                                  $19271
02/2013              $18763                                  $19484
03/2013              $19637                                  $20383
04/2013              $19481                                  $20309
05/2013              $20465                                  $21120
06/2013              $20473                                  $21012         Past performance is not predictive of
07/2013              $22001                                  $22483         future performance.
08/2013              $21302                                  $21769
09/2013              $22652                                  $23157         The returns shown do not reflect the
10/2013              $23339                                  $23740         deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
                                                                            redemption of fund shares.
          Average Annual         One         Five          Ten
          Total Return           Year        Years        Years             Russell data copyright (C) Russell
          -----------------------------------------------------------       Investment Group 1995-2013, all rights
                                39.55%       17.83%       8.85%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
October 4, 2007-October 31, 2013

                                       [CHART]

Growth of $10,000

          T.A. U.S Core Equity 2 Portfolio                   Russell 3000 Index
          --------------------------------                   ------------------
10/2007                  $10000                                      $10000
10/2007                  $9950                                       $10057
11/2007                  $9400                                       $9604
12/2007                  $9305                                       $9546
01/2008                  $8874                                       $8968
02/2008                  $8613                                       $8689
03/2008                  $8525                                       $8638
04/2008                  $8937                                       $9070
05/2008                  $9189                                       $9255
06/2008                  $8339                                       $8492
07/2008                  $8420                                       $8424
08/2008                  $8642                                       $8555
09/2008                  $7905                                       $7750
10/2008                  $6377                                       $6376
11/2008                  $5810                                       $5872
12/2008                  $5991                                       $5985
01/2009                  $5370                                       $5482
02/2009                  $4748                                       $4908
03/2009                  $5221                                       $5338
04/2009                  $5927                                       $5900
05/2009                  $6183                                       $6215
06/2009                  $6188                                       $6236
07/2009                  $6743                                       $6721
08/2009                  $7021                                       $6961
09/2009                  $7363                                       $7253
10/2009                  $7043                                       $7066
11/2009                  $7363                                       $7468
12/2009                  $7710                                       $7681
01/2010                  $7461                                       $7404
02/2010                  $7772                                       $7655
03/2010                  $8327                                       $8137
04/2010                  $8638                                       $8313
05/2010                  $7942                                       $7656
06/2010                  $7384                                       $7216
07/2010                  $7936                                       $7717
08/2010                  $7457                                       $7354
09/2010                  $8243                                       $8048
10/2010                  $8557                                       $8363
11/2010                  $8703                                       $8411
12/2010                  $9380                                       $8981
01/2011                  $9570                                       $9177
02/2011                  $10001                                      $9511
03/2011                  $10123                                      $9554
04/2011                  $10365                                      $9839
05/2011                  $10197                                      $9726
06/2011                  $9996                                       $9552
07/2011                  $9658                                       $9333
08/2011                  $8929                                       $8773
09/2011                  $8082                                       $8092
10/2011                  $9154                                       $9024
11/2011                  $9122                                       $8999
12/2011                  $9197                                       $9073
01/2012                  $9698                                       $9531
02/2012                  $10125                                      $9934
03/2012                  $10367                                      $10241
04/2012                  $10261                                      $10174
05/2012                  $9555                                       $9545
06/2012                  $9933                                       $9918
07/2012                  $9976                                       $10017
08/2012                  $10298                                      $10267
09/2012                  $10607                                      $10536
10/2012                  $10510                                      $10355
11/2012                  $10618                                      $10435
12/2012                  $10846                                      $10563
01/2013                  $11542                                      $11142
02/2013                  $11673                                      $11290
03/2013                  $12166                                      $11732
04/2013                  $12264                                      $11924
05/2013                  $12711                                      $12206
06/2013                  $12596                                      $12047        Past performance is not predictive of
07/2013                  $13351                                      $12708        future performance.
08/2013                  $12935                                      $12353
09/2013                  $13490                                      $12812        The returns shown do not reflect the
10/2013                  $14039                                      $13356        deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
           Average Annual         One         Five           From
           Total Return           Year        Years        10/4/2007               Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2013, all rights
                                 33.58%       17.10%         5.74%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                    [CHART]

Growth of $10,000

             Tax-Managed DFA                             MSCI World
       International Value Portfolio            ex USA Index (net dividends)
       -----------------------------            ----------------------------
10/2003          $10000                                     $10000
11/2003          $10178                                     $10227
12/2003          $10928                                     $11011
01/2004          $11234                                     $11164
02/2004          $11539                                     $11421
03/2004          $11711                                     $11478
04/2004          $11358                                     $11178
05/2004          $11453                                     $11230
06/2004          $11924                                     $11489
07/2004          $11462                                     $11139
08/2004          $11549                                     $11185
09/2004          $11863                                     $11511
10/2004          $12289                                     $11925
11/2004          $13200                                     $12718
12/2004          $13883                                     $13255
01/2005          $13805                                     $12994
02/2005          $14361                                     $13572
03/2005          $14010                                     $13264
04/2005          $13591                                     $12926
05/2005          $13610                                     $12950
06/2005          $13839                                     $13161
07/2005          $14441                                     $13586
08/2005          $14955                                     $13961
09/2005          $15415                                     $14599
10/2005          $15147                                     $14127
11/2005          $15395                                     $14501
12/2005          $16182                                     $15173
01/2006          $17297                                     $16133
02/2006          $17469                                     $16079
03/2006          $18138                                     $16589
04/2006          $19070                                     $17382
05/2006          $18290                                     $16722
06/2006          $18135                                     $16700
07/2006          $18424                                     $16857
08/2006          $19033                                     $17336
09/2006          $19254                                     $17322
10/2006          $20108                                     $18006
11/2006          $20785                                     $18543
12/2006          $21585                                     $19074
01/2007          $22001                                     $19191
02/2007          $21968                                     $19344
03/2007          $22701                                     $19840
04/2007          $23816                                     $20742
05/2007          $24614                                     $21203
06/2007          $24416                                     $21224
07/2007          $23761                                     $20931
08/2007          $23484                                     $20628
09/2007          $24737                                     $21800
10/2007          $25941                                     $22748
11/2007          $24425                                     $21858
12/2007          $23915                                     $21447
01/2008          $21920                                     $19513
02/2008          $21602                                     $19867
03/2008          $21911                                     $19583
04/2008          $22867                                     $20672
05/2008          $22879                                     $20986
06/2008          $20661                                     $19354
07/2008          $20122                                     $18665
08/2008          $19270                                     $17943
09/2008          $17198                                     $15353
10/2008          $13292                                     $12159
11/2008          $12423                                     $11500
12/2008          $13301                                     $12106
01/2009          $11527                                     $10976
02/2009          $10071                                     $9865
03/2009          $11075                                     $10515
04/2009          $13070                                     $11871
05/2009          $15013                                     $13373
06/2009          $14812                                     $13234
07/2009          $16538                                     $14477
08/2009          $17434                                     $15170
09/2009          $18284                                     $15796
10/2009          $17581                                     $15543
11/2009          $18102                                     $15927
12/2009          $18327                                     $16181
01/2010          $17241                                     $15423
02/2010          $17293                                     $15407
03/2010          $18600                                     $16399
04/2010          $18286                                     $16155
05/2010          $16149                                     $14372
06/2010          $15875                                     $14164
07/2010          $17764                                     $15473
08/2010          $16913                                     $15011
09/2010          $18718                                     $16451
10/2010          $19399                                     $17037
11/2010          $18477                                     $16315
12/2010          $20198                                     $17629
01/2011          $21057                                     $18009
02/2011          $21755                                     $18676
03/2011          $21178                                     $18302
04/2011          $22282                                     $19299
05/2011          $21434                                     $18727
06/2011          $21080                                     $18460
07/2011          $20410                                     $18156
08/2011          $18249                                     $16621
09/2011          $16272                                     $14952
10/2011          $17883                                     $16406
11/2011          $17318                                     $15648
12/2011          $16823                                     $15477
01/2012          $17948                                     $16312
02/2012          $18934                                     $17209
03/2012          $18773                                     $17082
04/2012          $18077                                     $16792
05/2012          $15823                                     $14878
06/2012          $16948                                     $15852
07/2012          $16863                                     $16050
08/2012          $17557                                     $16508
09/2012          $18165                                     $17009
10/2012          $18379                                     $17128
11/2012          $18649                                     $17488
12/2012          $19573                                     $18017
01/2013          $20533                                     $18903
02/2013          $19888                                     $18715
03/2013          $19922                                     $18863
04/2013          $20883                                     $19722
05/2013          $20596                                     $19281
06/2013          $19860                                     $18558              Past performance is not predictive of
07/2013          $21186                                     $19546              future performance.
08/2013          $21041                                     $19294
09/2013          $22651                                     $20657              The returns shown do not reflect the
10/2013          $23413                                     $21350              deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
           Average Annual          One         Five          Ten                redemption of fund shares.
           Total Return            Year        Years        Years
           -------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  27.39%       11.99%       8.88%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
March 6, 2008-October 31, 2013

                                    [CHART]

Growth of $10,000

                T.A. World ex U.S.                 MSCI All Country World
              Core Equity Portfolio              ex USA Index (net dividends)
              ---------------------              ----------------------------
03/2008              $10000                                  $10000
03/2008              $10160                                  $9940
04/2008              $10630                                  $10541
05/2008              $10750                                  $10708
06/2008              $9681                                   $9828
07/2008              $9357                                   $9474
08/2008              $8942                                   $9031
09/2008              $7757                                   $7674
10/2008              $5929                                   $5985
11/2008              $5584                                   $5638
12/2008              $6015                                   $5960
01/2009              $5382                                   $5433
02/2009              $4841                                   $4926
03/2009              $5344                                   $5321
04/2009              $6193                                   $6046
05/2009              $7186                                   $6865
06/2009              $7119                                   $6789
07/2009              $7884                                   $7453
08/2009              $8205                                   $7729
09/2009              $8681                                   $8126
10/2009              $8442                                   $8025
11/2009              $8743                                   $8255
12/2009              $8924                                   $8430
01/2010              $8486                                   $8018
02/2010              $8528                                   $8018
03/2010              $9183                                   $8563
04/2010              $9152                                   $8488
05/2010              $8129                                   $7595
06/2010              $8051                                   $7497
07/2010              $8874                                   $8174
08/2010              $8579                                   $7950
09/2010              $9531                                   $8741
10/2010              $9859                                   $9038
11/2010              $9488                                   $8689
12/2010              $10314                                  $9370
01/2011              $10431                                  $9462
02/2011              $10644                                  $9711
03/2011              $10649                                  $9689
04/2011              $11182                                  $10162
05/2011              $10851                                  $9869
06/2011              $10663                                  $9726
07/2011              $10490                                  $9593
08/2011              $9530                                   $8771
09/2011              $8278                                   $7795
10/2011              $9115                                   $8617
11/2011              $8799                                   $8177
12/2011              $8560                                   $8086
01/2012              $9294                                   $8634
02/2012              $9809                                   $9119
03/2012              $9721                                   $8994
04/2012              $9502                                   $8852
05/2012              $8405                                   $7847
06/2012              $8878                                   $8309
07/2012              $8867                                   $8427
08/2012              $9123                                   $8603
09/2012              $9494                                   $8925
10/2012              $9561                                   $8959
11/2012              $9729                                   $9130
12/2012              $10221                                  $9446
01/2013              $10581                                  $9830
02/2013              $10480                                  $9726
03/2013              $10548                                  $9746
04/2013              $10886                                  $10104
05/2013              $10638                                  $9870
06/2013              $10191                                  $9442
07/2013              $10704                                  $9856               Past performance is not predictive of
08/2013              $10556                                  $9720               future performance.
09/2013              $11347                                  $10395
10/2013              $11749                                  $10777              The returns shown do not reflect the
                     $                                       $                   deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
          Average Annual         One         Five           From                 redemption of fund shares.
          Total Return           Year        Years        3/6/2008
          ---------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                22.88%       14.66%        2.89%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS



 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolios' Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

   The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.71% for the Portfolio and 28.64% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks, as measured by book-to-market. These stocks generally outperformed, and the Master Fund's higher weight in value stocks contributed to the Portfolio's outperformance relative to the Index. The Master Fund invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally outperformed large and mid cap stocks during the period, and the Master Fund's greater exposure to small cap stocks benefited the Portfolio's relative performance. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

Tax-Managed U.S. Equity Portfolio

   The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 29.15% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

Tax-Managed U.S. Targeted Value Portfolio

   The Tax-Managed U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 40.60% for the Portfolio and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

Tax-Managed U.S. Small Cap Portfolio

   The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,000 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 39.55% for the Portfolio and 36.28% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to micro cap stocks which contributed to the Portfolio's outperformance relative to the Index as micro cap stocks generally outperformed small and mid-cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. The Portfolio excluded certain extreme small cap growth stocks, as measured by book-to-market ratio and other metrics, which were held by the Index. These stocks generally underperformed, and their exclusion from the Portfolio benefited the Portfolio's relative performance.

T.A. U.S. Core Equity 2 Portfolio

   The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and value stocks relative to the market while considering federal income tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 33.58% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
                                                ------------------

             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                  U.S. Dollar Return
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 Months Ended October 31, 2013
                          --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Currency Return U.S. Dollar Return
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

International Equity Portfolios' Performance Overview

Tax-Managed DFA International Value Portfolio

   The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to reduce or defer the impact of taxes on the value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 510 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 27.39% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Portfolio's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Portfolio's greater exposure to value stocks in the financial sector was beneficial as these names outperformed. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

T.A. World ex U.S. Core Equity Portfolio

   The T.A. World ex U.S. Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics, while considering potential tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 7,000 securities in 43 eligible developed and emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 22.88% for the Portfolio and 20.29% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally outperformed large and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks contributed to the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks outperformed the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2013
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/13  10/31/13    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return                             $1,000.00 $1,146.70    0.37%    $2.00
Hypothetical 5% Annual Return                  $1,000.00 $1,023.34    0.37%    $1.89

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return                             $1,000.00 $1,123.90    0.22%    $1.18
Hypothetical 5% Annual Return                  $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/13  10/31/13    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return                             $1,000.00 $1,177.80    0.44%    $2.42
Hypothetical 5% Annual Return                  $1,000.00 $1,022.99    0.44%    $2.24

Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return                             $1,000.00 $1,198.00    0.52%    $2.88
Hypothetical 5% Annual Return                  $1,000.00 $1,022.58    0.52%    $2.65

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return                             $1,000.00 $1,144.80    0.24%    $1.30
Hypothetical 5% Annual Return                  $1,000.00 $1,024.00    0.24%    $1.22

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return                             $1,000.00 $1,121.10    0.53%    $2.83
Hypothetical 5% Annual Return                  $1,000.00 $1,022.53    0.53%    $2.70

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return                             $1,000.00 $1,079.30    0.45%    $2.36
Hypothetical 5% Annual Return                  $1,000.00 $1,022.94    0.45%    $2.29

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which present portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       Tax-Managed U.S. Equity Portfolio
              Consumer Discretionary.......................  13.8%
              Consumer Staples.............................   9.3%
              Energy.......................................  10.0%
              Financials...................................  14.5%
              Health Care..................................  12.8%
              Industrials..................................  11.9%
              Information Technology.......................  18.2%
              Materials....................................   3.9%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                   Tax-Managed U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  17.6%
              Consumer Staples.............................   4.0%
              Energy.......................................   8.3%
              Financials...................................  25.8%
              Health Care..................................   5.8%
              Industrials..................................  16.0%
              Information Technology.......................  13.0%
              Materials....................................   8.4%
              Other........................................    --
              Telecommunication Services...................   0.7%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                     Tax-Managed U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.2%
              Consumer Staples.............................   4.5%
              Energy.......................................   5.6%
              Financials...................................  20.1%
              Health Care..................................   9.2%
              Industrials..................................  17.9%
              Information Technology.......................  17.1%
              Materials....................................   5.4%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   0.8%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED



                       T.A. U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.9%
              Energy.......................................  11.6%
              Financials...................................  19.9%
              Health Care..................................  10.7%
              Industrials..................................  13.7%
              Information Technology.......................  13.7%
              Materials....................................   4.9%
              Other........................................    --
              Telecommunication Services...................   2.6%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                 Tax-Managed DFA International Value Portfolio
              Consumer Discretionary.......................   9.3%
              Consumer Staples.............................   4.9%
              Energy.......................................  12.4%
              Financials...................................  36.5%
              Health Care..................................   1.5%
              Industrials..................................   9.9%
              Information Technology.......................   3.8%
              Materials....................................  11.2%
              Other........................................    --
              Telecommunication Services...................   7.2%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                   T.A. World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................   6.8%
              Energy.......................................   8.2%
              Financials...................................  26.4%
              Health Care..................................   4.7%
              Industrials..................................  16.1%
              Information Technology.......................   7.1%
              Materials....................................  11.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.2%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Tax-Managed U.S. Marketwide Value Series
    of The DFA Investment Trust Company....................... $3,110,170,247
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $1,838,617,379)........................................ $3,110,170,247
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                   Percentage
                                         Shares       Value+     of Net Assets**
                                         ------       ------     ---------------
COMMON STOCKS -- (93.7%)
Consumer Discretionary -- (12.9%)
*   Amazon.com, Inc....................    38,978 $   14,189,161            0.7%
    Comcast Corp. Class A..............   224,903     10,700,885            0.6%
    Home Depot, Inc. (The).............   148,392     11,558,253            0.6%
    McDonald's Corp....................   107,641     10,389,509            0.5%
    Walt Disney Co. (The)..............   183,316     12,573,644            0.6%
    Other Securities...................              213,743,139           10.7%
                                                  --------------          ------
Total Consumer Discretionary...........              273,154,591           13.7%
                                                  --------------          ------
Consumer Staples -- (8.7%)
    Altria Group, Inc..................   214,752      7,995,217            0.4%
    Coca-Cola Co. (The)................   431,559     17,076,790            0.9%
    CVS Caremark Corp..................   132,004      8,218,569            0.4%
    PepsiCo, Inc.......................   166,178     13,973,908            0.7%
    Philip Morris International, Inc...   170,074     15,156,995            0.8%
    Procter & Gamble Co. (The).........   295,232     23,839,984            1.2%
    Wal-Mart Stores, Inc...............   174,326     13,379,520            0.7%
    Other Securities...................               85,026,171            4.2%
                                                  --------------          ------
Total Consumer Staples.................              184,667,154            9.3%
                                                  --------------          ------
Energy -- (9.4%)
    Chevron Corp.......................   207,157     24,850,554            1.3%
    ConocoPhillips.....................   124,211      9,104,666            0.5%
    Exxon Mobil Corp...................   471,305     42,238,354            2.1%
    Occidental Petroleum Corp..........    85,483      8,213,207            0.4%
    Schlumberger, Ltd..................   141,594     13,270,190            0.7%
    Other Securities...................              100,509,561            5.0%
                                                  --------------          ------
Total Energy...........................              198,186,532           10.0%
                                                  --------------          ------
Financials -- (13.6%)
    American Express Co................   104,440      8,543,192            0.5%
    American International Group, Inc..   147,222      7,604,016            0.4%
    Bank of America Corp............... 1,155,107     16,125,294            0.8%
*   Berkshire Hathaway, Inc. Class B...   183,795     21,151,129            1.1%
    Citigroup, Inc.....................   326,044     15,904,426            0.8%
    Goldman Sachs Group, Inc. (The)....    46,912      7,546,264            0.4%
    JPMorgan Chase & Co................   403,904     20,817,212            1.1%
    Wells Fargo & Co...................   543,241     23,190,958            1.2%
    Other Securities...................              166,692,344            8.1%
                                                  --------------          ------
Total Financials.......................              287,574,835           14.4%
                                                  --------------          ------
Health Care -- (12.0%)
    AbbVie, Inc........................   167,626      8,121,480            0.4%
    Amgen, Inc.........................    80,563      9,345,308            0.5%
    Bristol-Myers Squibb Co............   175,807      9,233,384            0.5%
*   Gilead Sciences, Inc...............   163,352     11,596,358            0.6%
    Johnson & Johnson..................   303,676     28,123,434            1.4%
    Merck & Co., Inc...................   314,073     14,161,552            0.7%
    Pfizer, Inc........................   704,127     21,602,616            1.1%
    Other Securities...................              152,754,750            7.6%
                                                  --------------          ------
Total Health Care......................              254,938,882           12.8%
                                                  --------------          ------

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (11.1%)
      3M Co..............................................     70,092 $    8,821,078            0.5%
      Boeing Co. (The)...................................     77,367     10,096,393            0.5%
      General Electric Co................................  1,094,103     28,599,852            1.5%
      Union Pacific Corp.................................     50,016      7,572,422            0.4%
      United Parcel Service, Inc. Class B................     76,915      7,556,130            0.4%
      United Technologies Corp...........................     93,458      9,929,912            0.5%
      Other Securities...................................               163,350,013            8.0%
                                                                     --------------          ------
Total Industrials........................................               235,925,800           11.8%
                                                                     --------------          ------
Information Technology -- (17.1%)
      Apple, Inc.........................................     95,889     50,087,619            2.5%
      Cisco Systems, Inc.................................    566,126     12,737,835            0.7%
*     Google, Inc. Class A...............................     29,251     30,145,496            1.5%
      Intel Corp.........................................    525,207     12,830,807            0.7%
      International Business Machines Corp...............    109,076     19,547,510            1.0%
      Mastercard, Inc. Class A...........................     12,491      8,957,296            0.5%
      Microsoft Corp.....................................    830,486     29,357,680            1.5%
      Oracle Corp........................................    400,229     13,407,671            0.7%
      QUALCOMM, Inc......................................    184,909     12,845,628            0.7%
      Visa, Inc. Class A.................................     55,143     10,844,974            0.6%
      Other Securities...................................               161,220,881            7.8%
                                                                     --------------          ------
Total Information Technology.............................               361,983,397           18.2%
                                                                     --------------          ------
Materials -- (3.7%)
      Other Securities...................................                77,654,853            3.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                         6            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc..........................................    570,785     20,662,417            1.1%
      Verizon Communications, Inc........................    307,630     15,538,391            0.8%
      Other Securities...................................                 9,836,629            0.4%
                                                                     --------------          ------
Total Telecommunication Services.........................                46,037,437            2.3%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................                64,711,193            3.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             1,984,834,680           99.6%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     3,664            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.073%.  7,082,169      7,082,169            0.4%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund..................... 10,866,584    125,726,373            6.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,161,929,972)................................              $2,117,646,886          106.3%
                                                                     ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  273,154,591           --   --    $  273,154,591
  Consumer Staples............    184,667,154           --   --       184,667,154
  Energy......................    198,186,532           --   --       198,186,532
  Financials..................    287,574,681 $        154   --       287,574,835
  Health Care.................    254,936,624        2,258   --       254,938,882
  Industrials.................    235,925,800           --   --       235,925,800
  Information Technology......    361,983,397           --   --       361,983,397
  Materials...................     77,654,853           --   --        77,654,853
  Other.......................             --            6   --                 6
  Telecommunication Services..     46,037,437           --   --        46,037,437
  Utilities...................     64,711,193           --   --        64,711,193
Rights/Warrants...............             --        3,664   --             3,664
Temporary Cash Investments....      7,082,169           --   --         7,082,169
Securities Lending Collateral.             --  125,726,373   --       125,726,373
                               -------------- ------------   --    --------------
TOTAL......................... $1,991,914,431 $125,732,455   --    $2,117,646,886
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (15.8%)
#*  Cabela's, Inc..........................   228,775 $   13,570,933            0.4%
    Dillard's, Inc. Class A................   275,746     22,605,657            0.7%
#   GameStop Corp. Class A.................   431,501     23,654,885            0.7%
    Gannett Co., Inc.......................   412,001     11,400,068            0.4%
#*  Iconix Brand Group, Inc................   357,800     12,913,002            0.4%
#   Lennar Corp. Class A...................   325,800     11,582,190            0.4%
*   Mohawk Industries, Inc.................   151,410     20,049,712            0.6%
#   Wendy's Co. (The)...................... 1,383,503     12,022,641            0.4%
    Whirlpool Corp.........................    80,175     11,706,352            0.4%
    Other Securities.......................              421,924,677           13.1%
                                                      --------------          ------
Total Consumer Discretionary...............              561,430,117           17.5%
                                                      --------------          ------
Consumer Staples -- (3.6%)
*   Constellation Brands, Inc. Class A.....   317,371     20,724,326            0.7%
#*  Hain Celestial Group, Inc. (The).......   151,530     12,611,842            0.4%
    Other Securities.......................               94,919,679            2.9%
                                                      --------------          ------
Total Consumer Staples.....................              128,255,847            4.0%
                                                      --------------          ------
Energy -- (7.4%)
    Bristow Group, Inc.....................   174,943     14,077,663            0.4%
*   Helix Energy Solutions Group, Inc......   562,740     13,314,428            0.4%
    Patterson-UTI Energy, Inc..............   473,266     11,481,433            0.4%
*   Rowan Cos. P.L.C. Class A..............   328,885     11,866,171            0.4%
    Tesoro Corp............................   419,582     20,513,364            0.7%
#   Western Refining, Inc..................   378,467     12,213,130            0.4%
    Other Securities.......................              179,921,430            5.5%
                                                      --------------          ------
Total Energy...............................              263,387,619            8.2%
                                                      --------------          ------
Financials -- (23.1%)
    Allied World Assurance Co. Holdings AG.   155,508     16,839,961            0.5%
*   American Capital, Ltd.................. 1,164,025     16,307,990            0.5%
    American Financial Group, Inc..........   370,385     20,837,860            0.7%
    Assurant, Inc..........................   331,133     19,364,658            0.6%
    Axis Capital Holdings, Ltd.............   302,382     14,338,954            0.5%
    CNO Financial Group, Inc............... 1,264,042     19,693,774            0.6%
    Endurance Specialty Holdings, Ltd......   204,319     11,296,798            0.4%
    Everest Re Group, Ltd..................   104,016     15,991,420            0.5%
*   Genworth Financial, Inc. Class A.......   923,584     13,419,676            0.4%
#   Legg Mason, Inc........................   349,011     13,426,453            0.4%
    NASDAQ OMX Group, Inc. (The)...........   406,131     14,389,221            0.5%
    Old Republic International Corp........   665,413     11,172,284            0.4%
    PartnerRe, Ltd.........................   163,753     16,409,688            0.5%
    Protective Life Corp...................   263,755     12,153,830            0.4%
    Reinsurance Group of America, Inc......   235,808     16,784,813            0.5%
    Other Securities.......................              588,883,430           18.3%
                                                      --------------          ------
Total Financials...........................              821,310,810           25.7%
                                                      --------------          ------
Health Care -- (5.2%)
*   LifePoint Hospitals, Inc...............   217,915     11,253,131            0.4%
    Omnicare, Inc..........................   312,425     17,230,239            0.5%
#*  ViroPharma, Inc........................   339,632     13,184,514            0.4%
    Other Securities.......................              143,790,719            4.5%
                                                      --------------          ------
Total Health Care..........................              185,458,603            5.8%
                                                      --------------          ------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (14.3%)
      AMERCO.............................................     88,302 $   17,830,823            0.6%
*     Avis Budget Group, Inc.............................    549,560     17,217,715            0.5%
#*    Owens Corning......................................    367,806     13,215,270            0.4%
      Ryder System, Inc..................................    233,530     15,373,280            0.5%
#     Trinity Industries, Inc............................    277,414     14,045,471            0.4%
      URS Corp...........................................    209,771     11,373,784            0.4%
      Other Securities...................................               420,474,162           13.1%
                                                                     --------------          ------
Total Industrials........................................               509,530,505           15.9%
                                                                     --------------          ------
Information Technology -- (11.7%)
*     Arrow Electronics, Inc.............................    351,633     16,885,417            0.5%
*     Ingram Micro, Inc. Class A.........................    553,452     12,823,483            0.4%
*     SYNNEX Corp........................................    188,595     11,560,874            0.4%
      Other Securities...................................               373,676,729           11.7%
                                                                     --------------          ------
Total Information Technology.............................               414,946,503           13.0%
                                                                     --------------          ------
Materials -- (7.5%)
      Ashland, Inc.......................................    159,881     14,796,987            0.5%
*     Louisiana-Pacific Corp.............................    670,853     11,411,210            0.4%
      MeadWestvaco Corp..................................    386,074     13,454,679            0.4%
      Reliance Steel & Aluminum Co.......................    200,657     14,706,152            0.5%
      Rock Tenn Co. Class A..............................    149,967     16,047,969            0.5%
      Westlake Chemical Corp.............................    119,228     12,807,472            0.4%
      Other Securities...................................               182,356,496            5.6%
                                                                     --------------          ------
Total Materials..........................................               265,580,965            8.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                       294            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................................                22,046,157            0.7%
                                                                     --------------          ------
Utilities -- (0.3%)
      Other Securities...................................                11,438,856            0.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,183,386,276           99.4%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     4,767            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.073%. 19,718,182     19,718,182            0.6%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund..................... 30,594,546    353,978,897           11.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,244,219,974)................................              $3,557,088,122          111.1%
                                                                     ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  561,430,117           --   --    $  561,430,117
  Consumer Staples............    128,255,847           --   --       128,255,847
  Energy......................    263,387,619           --   --       263,387,619
  Financials..................    821,284,295 $     26,515   --       821,310,810
  Health Care.................    185,295,114      163,489   --       185,458,603
  Industrials.................    509,403,403      127,102   --       509,530,505
  Information Technology......    414,946,503           --   --       414,946,503
  Materials...................    265,580,965           --   --       265,580,965
  Other.......................             --          294   --               294
  Telecommunication Services..     22,046,157           --   --        22,046,157
  Utilities...................     11,438,856           --   --        11,438,856
Rights/Warrants...............             --        4,767   --             4,767
Temporary Cash Investments....     19,718,182           --   --        19,718,182
Securities Lending Collateral.             --  353,978,897   --       353,978,897
                               -------------- ------------   --    --------------
TOTAL......................... $3,202,787,058 $354,301,064   --    $3,557,088,122
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                   Percentage
                                          Shares      Value+     of Net Assets**
                                          ------      ------     ---------------
COMMON STOCKS -- (83.5%)
Consumer Discretionary -- (14.4%)
#*  Cabela's, Inc........................  79,425 $    4,711,491            0.3%
#*  Conn's, Inc..........................  78,720      4,757,837            0.3%
    Domino's Pizza, Inc..................  54,821      3,676,296            0.2%
#*  Iconix Brand Group, Inc.............. 102,033      3,682,371            0.2%
*   Krispy Kreme Doughnuts, Inc.......... 137,728      3,341,281            0.2%
    Lithia Motors, Inc. Class A            51,735      3,251,545            0.2%
#*  Lumber Liquidators Holdings, Inc.....  29,224      3,337,089            0.2%
#*  Saks, Inc............................ 221,647      3,544,136            0.2%
    Other Securities.....................            289,491,982           15.3%
                                                  --------------          ------
Total Consumer Discretionary.............            319,794,028           17.1%
                                                  --------------          ------
Consumer Staples -- (3.7%)
*   Prestige Brands Holdings, Inc........ 110,081      3,437,830            0.2%
#   Pricesmart, Inc......................  28,537      3,247,225            0.2%
    Other Securities.....................             76,397,154            4.0%
                                                  --------------          ------
Total Consumer Staples...................             83,082,209            4.4%
                                                  --------------          ------
Energy -- (4.7%)
    Bristow Group, Inc.                    53,346      4,292,753            0.2%
*   Hornbeck Offshore Services, Inc......  59,921      3,311,834            0.2%
#   Western Refining, Inc................ 194,387      6,272,869            0.3%
    Other Securities.....................             89,915,310            4.8%
                                                  --------------          ------
Total Energy.............................            103,792,766            5.5%
                                                  --------------          ------
Financials -- (16.8%)
#*  Altisource Portfolio Solutions SA....  21,934      3,449,780            0.2%
#   BancorpSouth, Inc.................... 148,561      3,283,198            0.2%
    CapitalSource, Inc................... 302,900      3,961,932            0.2%
    Cathay General Bancorp............... 161,692      3,982,474            0.2%
    CNO Financial Group, Inc............. 336,171      5,237,544            0.3%
#   Endurance Specialty Holdings, Ltd....  63,590      3,515,891            0.2%
    First American Financial Corp........ 131,159      3,391,772            0.2%
    Platinum Underwriters Holdings, Ltd..  54,370      3,381,270            0.2%
*   Portfolio Recovery Associates, Inc...  56,103      3,335,323            0.2%
    Primerica, Inc.......................  80,041      3,437,761            0.2%
    Radian Group, Inc.................... 324,032      4,721,146            0.3%
    StanCorp Financial Group, Inc........  60,671      3,573,522            0.2%
    TCF Financial Corp................... 221,081      3,356,010            0.2%
    Washington Federal, Inc.............. 142,720      3,251,162            0.2%
    Webster Financial Corp............... 144,207      4,021,933            0.2%
*   Western Alliance Bancorp............. 158,880      3,360,312            0.2%
    Other Securities.....................            315,640,771           16.6%
                                                  --------------          ------
Total Financials.........................            374,901,801           20.0%
                                                  --------------          ------
Health Care -- (7.7%)
#*  Celldex Therapeutics, Inc............ 146,739      3,361,790            0.2%
*   Jazz Pharmaceuticals P.L.C...........  39,116      3,549,386            0.2%
*   Medicines Co. (The)..................  98,973      3,357,164            0.2%
*   Medidata Solutions, Inc..............  49,170      5,423,943            0.3%
#*  ViroPharma, Inc...................... 115,735      4,492,833            0.2%
    Other Securities.....................            151,401,535            8.1%
                                                  --------------          ------
Total Health Care........................            171,586,651            9.2%
                                                  --------------          ------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Industrials -- (14.9%)
      AMERCO.............................................     25,259 $    5,100,550            0.3%
*     Avis Budget Group, Inc.............................    130,275      4,081,516            0.2%
#*    Chart Industries, Inc..............................     32,460      3,488,476            0.2%
      EnerSys, Inc.......................................     63,999      4,246,334            0.2%
*     Middleby Corp......................................     16,509      3,758,274            0.2%
*     On Assignment, Inc.................................    101,799      3,439,788            0.2%
      Other Securities...................................               308,425,680           16.5%
                                                                     --------------          ------
Total Industrials........................................               332,540,618           17.8%
                                                                     --------------          ------
Information Technology -- (14.3%)
      Convergys Corp.....................................    170,395      3,363,597            0.2%
*     CoStar Group, Inc..................................     31,675      5,606,158            0.3%
      FEI Co.............................................     43,300      3,857,164            0.2%
      Mentor Graphics Corp...............................    201,941      4,458,857            0.2%
*     SYNNEX Corp........................................     63,951      3,920,196            0.2%
#*    Tyler Technologies, Inc............................     34,175      3,305,064            0.2%
      Other Securities...................................               292,980,285           15.6%
                                                                     --------------          ------
Total Information Technology.............................               317,491,321           16.9%
                                                                     --------------          ------
Materials -- (4.5%)
      Eagle Materials, Inc...............................     43,815      3,286,563            0.2%
      KapStone Paper and Packaging Corp..................     76,202      3,959,456            0.2%
      PolyOne Corp.......................................    131,230      3,976,269            0.2%
      Worthington Industries, Inc........................     82,330      3,337,658            0.2%
      Other Securities...................................                86,191,903            4.6%
                                                                     --------------          ------
Total Materials..........................................               100,751,849            5.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                       312            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                    98,403            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................................                14,451,599            0.8%
                                                                     --------------          ------
Utilities -- (1.9%)
      Other Securities...................................                41,277,932            2.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             1,859,769,489           99.3%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    40,954            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.073%. 14,259,652     14,259,652            0.8%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (15.9%)
(S)@  DFA Short Term Investment Fund..................... 30,591,167    353,939,799           18.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,383,695,646)................................              $2,228,009,894          119.0%
                                                                     ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  319,794,028           --   --    $  319,794,028
  Consumer Staples..............     83,082,209           --   --        83,082,209
  Energy........................    103,792,766           --   --       103,792,766
  Financials....................    374,893,009 $      8,792   --       374,901,801
  Health Care...................    171,527,461       59,190   --       171,586,651
  Industrials...................    332,524,999       15,619   --       332,540,618
  Information Technology........    317,491,321           --   --       317,491,321
  Materials.....................    100,751,849           --   --       100,751,849
  Other.........................             --          312   --               312
  Real Estate Investment Trusts.         98,403           --   --            98,403
  Telecommunication Services....     14,451,599           --   --        14,451,599
  Utilities.....................     41,277,932           --   --        41,277,932
Rights/Warrants.................             --       40,954   --            40,954
Temporary Cash Investments......     14,259,652           --   --        14,259,652
Securities Lending Collateral...             --  353,939,799   --       353,939,799
                                 -------------- ------------   --    --------------
TOTAL........................... $1,873,945,228 $354,064,666   --    $2,228,009,894
                                 ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (13.4%)
    CBS Corp. Class B......................   191,185 $   11,306,681            0.3%
    Comcast Corp. Class A..................   456,217     21,706,805            0.5%
    Home Depot, Inc. (The).................   144,802     11,278,628            0.3%
*   Liberty Media Corp. Class A............    59,392      9,081,631            0.2%
    Lowe's Cos., Inc.......................   255,861     12,736,761            0.3%
    Time Warner Cable, Inc.................    88,298     10,609,005            0.3%
    Time Warner, Inc.......................   218,287     15,005,048            0.4%
    Twenty-First Century Fox, Inc. Class A.   376,280     12,823,622            0.3%
    Walt Disney Co. (The)..................   365,590     25,075,818            0.6%
    Other Securities.......................              479,825,576           11.7%
                                                      --------------          ------
Total Consumer Discretionary...............              609,449,575           14.9%
                                                      --------------          ------
Consumer Staples -- (5.4%)
    CVS Caremark Corp......................   278,252     17,323,970            0.4%
    Mondelez International, Inc. Class A...   366,422     12,326,436            0.3%
    Procter & Gamble Co. (The).............   274,994     22,205,765            0.5%
    Wal-Mart Stores, Inc...................   177,333     13,610,308            0.3%
    Walgreen Co............................   179,862     10,655,025            0.3%
    Other Securities.......................              167,515,455            4.1%
                                                      --------------          ------
Total Consumer Staples.....................              243,636,959            5.9%
                                                      --------------          ------
Energy -- (10.5%)
    Anadarko Petroleum Corp................   112,874     10,755,763            0.3%
    Chevron Corp...........................   448,961     53,857,362            1.3%
    ConocoPhillips.........................   271,234     19,881,452            0.5%
    EOG Resources, Inc.....................    59,768     10,662,611            0.3%
    Exxon Mobil Corp....................... 1,013,887     90,864,553            2.2%
    Occidental Petroleum Corp..............   168,633     16,202,259            0.4%
    Schlumberger, Ltd......................   125,663     11,777,136            0.3%
    Other Securities.......................              262,396,814            6.3%
                                                      --------------          ------
Total Energy...............................              476,397,950           11.6%
                                                      --------------          ------
Financials -- (17.9%)
    American International Group, Inc......   308,768     15,947,867            0.4%
    Bank of America Corp................... 2,530,568     35,326,729            0.9%
*   Berkshire Hathaway, Inc. Class B.......   103,179     11,873,839            0.3%
    BlackRock, Inc.........................    30,175      9,076,942            0.2%
    Citigroup, Inc.........................   714,959     34,875,700            0.9%
    Goldman Sachs Group, Inc. (The)........    93,740     15,079,016            0.4%
    JPMorgan Chase & Co....................   899,039     46,336,470            1.1%
    MetLife, Inc...........................   216,234     10,230,031            0.3%
    U.S. Bancorp...........................   375,974     14,046,389            0.4%
    Wells Fargo & Co....................... 1,191,695     50,873,460            1.2%
    Other Securities.......................              569,608,139           13.7%
                                                      --------------          ------
Total Financials...........................              813,274,582           19.8%
                                                      --------------          ------
Health Care -- (9.7%)
    Amgen, Inc.............................    85,813      9,954,308            0.3%
*   Express Scripts Holding Co.............   153,147      9,574,750            0.2%
    Johnson & Johnson......................   181,710     16,828,163            0.4%
    Merck & Co., Inc.......................   589,040     26,559,814            0.7%
    Pfizer, Inc............................ 1,450,953     44,515,238            1.1%
    UnitedHealth Group, Inc................   207,981     14,196,783            0.4%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Health Care -- (Continued)
      Zoetis, Inc........................................    386,123 $   12,224,654            0.3%
      Other Securities...................................               305,789,187            7.3%
                                                                     --------------          ------
Total Health Care........................................               439,642,897           10.7%
                                                                     --------------          ------
Industrials -- (12.4%)
      General Electric Co................................  2,413,819     63,097,229            1.5%
      Union Pacific Corp.................................    104,921     15,885,039            0.4%
      Other Securities...................................               480,623,423           11.7%
                                                                     --------------          ------
Total Industrials........................................               559,605,691           13.6%
                                                                     --------------          ------
Information Technology -- (12.4%)
      Apple, Inc.........................................     43,475     22,709,166            0.6%
      Cisco Systems, Inc.................................  1,252,046     28,171,035            0.7%
      EMC Corp...........................................    363,999      8,761,456            0.2%
*     Google, Inc. Class A...............................     11,628     11,983,584            0.3%
      Intel Corp.........................................  1,131,618     27,645,428            0.7%
      Microsoft Corp.....................................    327,024     11,560,298            0.3%
      Visa, Inc. Class A.................................     97,604     19,195,779            0.5%
      Other Securities...................................               432,423,976           10.4%
                                                                     --------------          ------
Total Information Technology.............................               562,450,722           13.7%
                                                                     --------------          ------
Materials -- (4.4%)
      Dow Chemical Co. (The).............................    264,593     10,443,486            0.3%
      Other Securities...................................               189,858,935            4.6%
                                                                     --------------          ------
Total Materials..........................................               200,302,421            4.9%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc..........................................  1,265,775     45,821,055            1.1%
      Verizon Communications, Inc........................    630,811     31,862,264            0.8%
      Other Securities...................................                27,745,224            0.7%
                                                                     --------------          ------
Total Telecommunication Services.........................               105,428,543            2.6%
                                                                     --------------          ------
Utilities -- (1.9%)
      Other Securities...................................                84,615,846            2.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,094,805,186           99.8%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   123,997            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.073%. 13,720,683     13,720,683            0.3%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..................... 36,830,820    426,132,583           10.4%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,933,839,227)................................              $4,534,782,449          110.5%
                                                                     ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  609,449,575           --   --    $  609,449,575
  Consumer Staples............    243,636,959           --   --       243,636,959
  Energy......................    476,397,950           --   --       476,397,950
  Financials..................    813,273,656 $        926   --       813,274,582
  Health Care.................    439,628,629       14,268   --       439,642,897
  Industrials.................    559,590,881       14,810   --       559,605,691
  Information Technology......    562,450,722           --   --       562,450,722
  Materials...................    200,302,421           --   --       200,302,421
  Other.......................             --           --   --                --
  Telecommunication Services..    105,428,543           --   --       105,428,543
  Utilities...................     84,615,846           --   --        84,615,846
Rights/Warrants                            --      123,997   --           123,997
Temporary Cash Investments....     13,720,683           --   --        13,720,683
Securities Lending Collateral.             --  426,132,583   --       426,132,583
                               -------------- ------------   --    --------------
TOTAL......................... $4,108,495,865 $426,286,584   --    $4,534,782,449
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
 COMMON STOCKS -- (98.2%)
 AUSTRALIA -- (5.3%)
     Wesfarmers, Ltd..................   941,613 $   38,209,661            1.4%
     Other Securities.................              109,526,121            4.0%
                                                 --------------          ------
 TOTAL AUSTRALIA......................              147,735,782            5.4%
                                                 --------------          ------

 AUSTRIA -- (0.2%)
     Other Securities.................                6,765,880            0.2%
                                                 --------------          ------

 BELGIUM -- (1.3%)
     Other Securities.................               35,286,812            1.3%
                                                 --------------          ------

 CANADA -- (9.2%)
     Magna International, Inc.........   204,038     17,281,538            0.6%
     Manulife Financial Corp.......... 1,384,267     24,521,567            0.9%
     Sun Life Financial, Inc..........   494,520     16,657,116            0.6%
     Suncor Energy, Inc............... 1,078,999     39,210,926            1.4%
     Other Securities.................              159,426,995            5.8%
                                                 --------------          ------
 TOTAL CANADA.........................              257,098,142            9.3%
                                                 --------------          ------

 DENMARK -- (1.4%)
     Other Securities.................               39,236,635            1.4%
                                                 --------------          ------

 FINLAND -- (1.0%)
     Other Securities.................               28,421,390            1.0%
                                                 --------------          ------

 FRANCE -- (10.5%)
     AXA SA...........................   987,329     24,599,729            0.9%
     BNP Paribas SA...................   652,618     48,145,678            1.8%
     Cie de St-Gobain.................   292,647     15,361,056            0.6%
     GDF Suez......................... 1,112,207     27,564,674            1.0%
     Orange........................... 1,431,646     19,679,515            0.7%
     Societe Generale SA..............   577,609     32,628,846            1.2%
     Vivendi SA....................... 1,017,849     25,771,646            0.9%
     Other Securities.................               98,832,313            3.5%
                                                 --------------          ------
 TOTAL FRANCE.........................              292,583,457           10.6%
                                                 --------------          ------

 GERMANY -- (8.9%)
     Allianz SE.......................   122,653     20,593,722            0.7%
     Bayerische Motoren Werke AG......   219,992     24,898,348            0.9%
     Daimler AG.......................   692,538     56,701,391            2.1%
     Deutsche Bank AG.................   333,752     16,126,897            0.6%
     Deutsche Telekom AG..............   991,879     15,587,087            0.6%
     E.ON SE.......................... 1,187,081     21,638,694            0.8%
     Muenchener Rueckversicherungs AG.   112,068     23,381,001            0.9%
     Other Securities.................               69,056,550            2.4%
                                                 --------------          ------
 TOTAL GERMANY........................              247,983,690            9.0%
                                                 --------------          ------

 GREECE -- (0.0%)
     Other Securities.................                1,085,945            0.0%
                                                 --------------          ------

 HONG KONG -- (2.4%)
     Hutchison Whampoa, Ltd........... 1,722,000     21,446,159            0.8%
     Other Securities.................               45,696,423            1.6%
                                                 --------------          ------
 TOTAL HONG KONG......................               67,142,582            2.4%
                                                 --------------          ------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                              Shares      Value++     of Net Assets**
                                              ------      -------     ---------------
IRELAND -- (0.1%)
    Other Securities........................           $    1,940,229            0.1%
                                                       --------------          ------

ISRAEL -- (0.3%)
    Other Securities........................                7,761,433            0.3%
                                                       --------------          ------

ITALY -- (1.4%)
    UniCredit SpA........................... 2,940,970     22,076,644            0.8%
    Other Securities........................               15,885,392            0.6%
                                                       --------------          ------
TOTAL ITALY.................................               37,962,036            1.4%
                                                       --------------          ------

JAPAN -- (19.7%)
    Mitsubishi Corp......................... 1,136,600     22,994,616            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 7,531,834     47,964,701            1.7%
    Mitsui & Co., Ltd....................... 1,287,200     18,388,840            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 6,077,000     20,057,455            0.7%
    NTT DOCOMO, Inc......................... 1,212,400     19,234,755            0.7%
    Sumitomo Mitsui Financial Group, Inc....   458,527     22,163,302            0.8%
    Other Securities........................              400,270,038           14.6%
                                                       --------------          ------
TOTAL JAPAN.................................              551,073,707           20.0%
                                                       --------------          ------

NETHERLANDS -- (3.4%)
*   ING Groep NV............................ 1,578,512     20,059,269            0.7%
    Koninklijke Philips NV..................   429,882     15,192,330            0.6%
    Other Securities........................               58,964,640            2.1%
                                                       --------------          ------
TOTAL NETHERLANDS...........................               94,216,239            3.4%
                                                       --------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities........................                1,811,681            0.1%
                                                       --------------          ------

NORWAY -- (0.8%)
    Other Securities........................               21,167,066            0.8%
                                                       --------------          ------

PORTUGAL -- (0.1%)
    Other Securities........................                2,054,929            0.1%
                                                       --------------          ------

SINGAPORE -- (1.0%)
    Other Securities........................               28,475,164            1.0%
                                                       --------------          ------

SPAIN -- (2.2%)
    Banco Santander SA...................... 2,092,020     18,546,306            0.7%
    Iberdrola SA............................ 3,061,217     19,214,785            0.7%
    Other Securities........................               24,770,985            0.9%
                                                       --------------          ------
TOTAL SPAIN.................................               62,532,076            2.3%
                                                       --------------          ------

SWEDEN -- (3.0%)
    Nordea Bank AB.......................... 1,822,627     23,314,148            0.9%
    Telefonaktiebolaget LM Ericsson Class B. 1,777,471     21,260,711            0.8%
    Other Securities........................               39,198,868            1.3%
                                                       --------------          ------
TOTAL SWEDEN................................               83,773,727            3.0%
                                                       --------------          ------

SWITZERLAND -- (7.5%)
    Credit Suisse Group AG..................   941,145     29,277,086            1.1%
    Holcim, Ltd.............................   241,079     17,931,322            0.7%
    Novartis AG ADR.........................   189,650     14,707,357            0.5%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
SWITZERLAND -- (Continued)
      Swiss Re AG....................................................    358,123 $   31,436,971            1.1%
      UBS AG.........................................................  2,189,793     42,352,921            1.5%
      Zurich Insurance Group AG......................................     98,396     27,189,098            1.0%
      Other Securities...............................................                47,688,171            1.7%
                                                                                 --------------          ------
TOTAL SWITZERLAND....................................................               210,582,926            7.6%
                                                                                 --------------          ------

UNITED KINGDOM -- (18.4%)
      Barclays P.L.C.................................................  4,340,155     18,261,024            0.7%
      Barclays P.L.C. Sponsored ADR..................................  1,825,842     30,692,404            1.1%
      BP P.L.C. Sponsored ADR........................................  2,093,646     97,354,538            3.5%
      Glencore Xstrata P.L.C.........................................  4,609,215     25,084,350            0.9%
      HSBC Holdings P.L.C. Sponsored ADR.............................    392,093     21,580,799            0.8%
      Kingfisher P.L.C...............................................  2,319,541     14,031,930            0.5%
*     Lloyds Banking Group P.L.C..................................... 30,279,179     37,449,180            1.4%
      Royal Dutch Shell P.L.C. ADR(780259107)........................    943,951     65,623,474            2.4%
      Royal Dutch Shell P.L.C. ADR(780259206)........................    279,594     18,637,736            0.7%
      Vodafone Group P.L.C........................................... 14,789,930     54,171,920            2.0%
      Vodafone Group P.L.C. Sponsored ADR............................    864,614     31,835,088            1.2%
      Other Securities...............................................               100,422,461            3.5%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................................               515,144,904           18.7%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             2,741,836,432           99.4%
                                                                                 --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities...............................................                 4,318,851            0.1%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities...............................................                        --            0.0%
                                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................................                   451,630            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................................                   451,630            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------             -
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund.................................  3,975,799     46,000,000            1.7%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $284,398 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $257,187) to be repurchased at
       $252,145......................................................       $252        252,144            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                46,252,144            1.7%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,389,651,236)............................................              $2,792,859,057          101.2%
                                                                                 ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $    221,914 $  147,513,868   --    $  147,735,782
  Austria.....................           --      6,765,880   --         6,765,880
  Belgium.....................      677,764     34,609,048   --        35,286,812
  Canada......................  257,098,142             --   --       257,098,142
  Denmark.....................           --     39,236,635   --        39,236,635
  Finland.....................           --     28,421,390   --        28,421,390
  France......................   10,518,619    282,064,838   --       292,583,457
  Germany.....................   38,944,800    209,038,890   --       247,983,690
  Greece......................           --      1,085,945   --         1,085,945
  Hong Kong...................           --     67,142,582   --        67,142,582
  Ireland.....................      666,898      1,273,331   --         1,940,229
  Israel......................           --      7,761,433   --         7,761,433
  Italy.......................    1,877,346     36,084,690   --        37,962,036
  Japan.......................   24,187,797    526,885,910   --       551,073,707
  Netherlands.................    2,643,343     91,572,896   --        94,216,239
  New Zealand.................           --      1,811,681   --         1,811,681
  Norway......................           --     21,167,066   --        21,167,066
  Portugal....................           --      2,054,929   --         2,054,929
  Singapore...................           --     28,475,164   --        28,475,164
  Spain.......................       15,699     62,516,377   --        62,532,076
  Sweden......................    1,622,691     82,151,036   --        83,773,727
  Switzerland.................   24,297,302    186,285,624   --       210,582,926
  United Kingdom..............  280,487,386    234,657,518   --       515,144,904
Preferred Stocks
  Germany.....................           --      4,318,851   --         4,318,851
Rights/Warrants
  Hong Kong...................           --             --   --                --
  Spain.......................           --        451,630   --           451,630
Securities Lending Collateral.           --     46,252,144   --        46,252,144
                               ------------ --------------   --    --------------
TOTAL......................... $643,259,701 $2,149,599,356   --    $2,792,859,057
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                                    Percentage
                                                          Shares      Value++     of Net Assets**
                                                          ------      -------     ---------------
COMMON STOCKS -- (96.9%)
AUSTRALIA -- (4.8%)
    Australia & New Zealand Banking Group, Ltd..........   144,308 $    4,617,907            0.3%
    Commonwealth Bank of Australia......................    51,776      3,728,002            0.2%
    National Australia Bank, Ltd........................   143,856      4,807,788            0.3%
    Wesfarmers, Ltd.....................................    75,215      3,052,145            0.2%
    Westpac Banking Corp................................   163,386      5,304,677            0.3%
    Other Securities....................................               62,864,803            3.6%
                                                                   --------------          ------
TOTAL AUSTRALIA.........................................               84,375,322            4.9%
                                                                   --------------          ------

AUSTRIA -- (0.4%)
    Other Securities....................................                6,835,247            0.4%
                                                                   --------------          ------

BELGIUM -- (1.0%)
    Other Securities....................................               17,765,309            1.0%
                                                                   --------------          ------

BRAZIL -- (2.0%)
    Other Securities....................................               35,418,041            2.1%
                                                                   --------------          ------

CANADA -- (6.7%)
    Bank of Montreal....................................    41,930      2,920,401            0.2%
    Magna International, Inc............................    34,872      2,953,576            0.2%
    Royal Bank of Canada................................    55,774      3,745,548            0.2%
    Suncor Energy, Inc..................................    99,388      3,611,769            0.2%
    Toronto-Dominion Bank (The).........................    55,000      5,045,029            0.3%
    Other Securities....................................               99,401,265            5.7%
                                                                   --------------          ------
TOTAL CANADA............................................              117,677,588            6.8%
                                                                   --------------          ------

CHILE -- (0.3%)
    Other Securities....................................                5,772,885            0.3%
                                                                   --------------          ------

CHINA -- (4.5%)
    China Construction Bank Corp. Class H............... 5,410,200      4,209,279            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,661,460      3,261,787            0.2%
    Other Securities....................................               71,384,505            4.1%
                                                                   --------------          ------
TOTAL CHINA.............................................               78,855,571            4.6%
                                                                   --------------          ------

COLOMBIA -- (0.1%)
    Other Securities....................................                1,334,478            0.1%
                                                                   --------------          ------

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                1,339,212            0.1%
                                                                   --------------          ------

DENMARK -- (0.9%)
    Other Securities....................................               16,370,032            1.0%
                                                                   --------------          ------

EGYPT -- (0.0%)
    Other Securities....................................                   87,271            0.0%
                                                                   --------------          ------

FINLAND -- (1.2%)
*   Nokia Oyj...........................................   490,765      3,730,196            0.2%
    Other Securities....................................               17,684,237            1.0%
                                                                   --------------          ------
TOTAL FINLAND...........................................               21,414,433            1.2%
                                                                   --------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
FRANCE -- (5.8%)
    BNP Paribas SA........................    77,818 $    5,740,878            0.3%
    Cie de St-Gobain......................    60,070      3,153,077            0.2%
    Sanofi................................    41,470      4,421,661            0.3%
    Societe Generale SA...................    80,296      4,535,881            0.3%
    Total SA Sponsored ADR................    85,482      5,229,789            0.3%
    Other Securities......................               78,856,152            4.5%
                                                     --------------          ------
TOTAL FRANCE..............................              101,937,438            5.9%
                                                     --------------          ------

GERMANY -- (4.8%)
    Allianz SE............................    29,381      4,933,138            0.3%
    Daimler AG............................    65,320      5,348,060            0.3%
    Deutsche Bank AG......................    69,178      3,342,681            0.2%
    Deutsche Post AG......................    93,390      3,153,909            0.2%
    Muenchener Rueckversicherungs AG......    13,745      2,867,650            0.2%
    Siemens AG Sponsored ADR..............    26,107      3,341,957            0.2%
    Other Securities......................               62,410,829            3.6%
                                                     --------------          ------
TOTAL GERMANY.............................               85,398,224            5.0%
                                                     --------------          ------

GREECE -- (0.2%)
    Other Securities......................                3,700,339            0.2%
                                                     --------------          ------

HONG KONG -- (1.9%)
    Other Securities......................               33,334,573            1.9%
                                                     --------------          ------

HUNGARY -- (0.1%)
    Other Securities......................                1,082,763            0.1%
                                                     --------------          ------

INDIA -- (1.3%)
    Other Securities......................               23,751,515            1.4%
                                                     --------------          ------

INDONESIA -- (0.6%)
    Other Securities......................               10,403,387            0.6%
                                                     --------------          ------

IRELAND -- (0.4%)
    Other Securities......................                7,342,601            0.4%
                                                     --------------          ------

ISRAEL -- (0.5%)
    Other Securities......................                8,640,465            0.5%
                                                     --------------          ------

ITALY -- (1.8%)
    Other Securities......................               31,020,692            1.8%
                                                     --------------          ------

JAPAN -- (15.5%)
    Mitsubishi UFJ Financial Group, Inc...   577,500      3,677,672            0.2%
    Mizuho Financial Group, Inc........... 1,822,055      3,824,606            0.2%
    Sumitomo Mitsui Financial Group, Inc..    96,683      4,673,257            0.3%
    Toyota Motor Corp. Sponsored ADR......    50,053      6,477,859            0.4%
    Other Securities......................              254,359,899           14.7%
                                                     --------------          ------
TOTAL JAPAN...............................              273,013,293           15.8%
                                                     --------------          ------

MALAYSIA -- (0.9%)
    Other Securities......................               15,692,494            0.9%
                                                     --------------          ------

MEXICO -- (1.2%)
    Other Securities......................               21,574,305            1.3%
                                                     --------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               Percentage
                                      Shares     Value++     of Net Assets**
                                      ------     -------     ---------------
   NETHERLANDS -- (2.0%)
   #*  ING Groep NV Sponsored ADR.... 263,004 $    3,345,411            0.2%
       Other Securities..............             31,869,838            1.8%
                                              --------------          ------
   TOTAL NETHERLANDS.................             35,215,249            2.0%
                                              --------------          ------

   NEW ZEALAND -- (0.2%)
       Other Securities..............              4,009,743            0.2%
                                              --------------          ------

   NORWAY -- (0.8%)
       Other Securities..............             13,715,031            0.8%
                                              --------------          ------

   PERU -- (0.0%)
       Other Securities..............                459,805            0.0%
                                              --------------          ------

   PHILIPPINES -- (0.4%)
       Other Securities..............              7,262,352            0.4%
                                              --------------          ------

   POLAND -- (0.4%)
       Other Securities..............              7,028,515            0.4%
                                              --------------          ------

   PORTUGAL -- (0.2%)
       Other Securities..............              4,147,531            0.2%
                                              --------------          ------

   RUSSIA -- (0.6%)
       Gazprom OAO Sponsored ADR..... 488,525      4,566,439            0.3%
       Other Securities..............              5,580,884            0.3%
                                              --------------          ------
   TOTAL RUSSIA......................             10,147,323            0.6%
                                              --------------          ------

   SINGAPORE -- (1.1%)
       Other Securities..............             18,756,552            1.1%
                                              --------------          ------

   SOUTH AFRICA -- (1.5%)
       Other Securities..............             26,309,980            1.5%
                                              --------------          ------

   SOUTH KOREA -- (4.0%)
       Samsung Electronics Co., Ltd..   4,072      5,615,515            0.3%
       Other Securities..............             64,725,260            3.8%
                                              --------------          ------
   TOTAL SOUTH KOREA.................             70,340,775            4.1%
                                              --------------          ------

   SPAIN -- (1.9%)
       Banco Santander SA............ 721,555      6,396,774            0.4%
       Other Securities..............             27,619,419            1.6%
                                              --------------          ------
   TOTAL SPAIN.......................             34,016,193            2.0%
                                              --------------          ------

   SWEDEN -- (2.3%)
       Other Securities..............             41,173,627            2.4%
                                              --------------          ------

   SWITZERLAND -- (5.2%)
       ABB, Ltd...................... 141,970      3,617,048            0.2%
       Credit Suisse Group AG........ 133,018      4,137,916            0.3%
       Nestle SA.....................  91,582      6,610,747            0.4%
       Novartis AG ADR............... 117,451      9,108,325            0.5%
       Swiss Re AG...................  51,583      4,528,090            0.3%
       UBS AG........................ 159,324      3,084,513            0.2%
       Zurich Insurance Group AG.....  21,258      5,874,079            0.4%
       Other Securities..............             55,280,180            3.0%
                                              --------------          ------
   TOTAL SWITZERLAND.................             92,240,898            5.3%
                                              --------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                         Shares     Value++     of Net Assets**
                                         ------     -------     ---------------
TAIWAN -- (3.5%)
    Other Securities....................         $   62,510,386            3.6%
                                                 --------------          ------

THAILAND -- (0.8%)
    Other Securities....................             13,197,540            0.8%
                                                 --------------          ------

TURKEY -- (0.4%)
    Other Securities....................              7,795,905            0.5%
                                                 --------------          ------

UNITED KINGDOM -- (14.6%)
    Anglo American P.L.C................ 139,168      3,308,938            0.2%
    BG Group P.L.C...................... 194,720      3,972,223            0.2%
    BP P.L.C. Sponsored ADR............. 247,664     11,516,376            0.7%
    Glencore Xstrata P.L.C.............. 553,539      3,012,480            0.2%
    HSBC Holdings P.L.C................. 344,422      3,775,326            0.2%
    HSBC Holdings P.L.C. Sponsored ADR.. 225,098     12,389,394            0.7%
    Legal & General Group P.L.C......... 989,741      3,430,251            0.2%
    Royal Dutch Shell P.L.C. ADR........ 185,909     12,924,394            0.8%
    Standard Chartered P.L.C............ 170,094      4,083,954            0.2%
    Tesco P.L.C......................... 713,147      4,159,884            0.3%
    Vodafone Group P.L.C. Sponsored ADR. 343,133     12,634,157            0.7%
    Other Securities....................            182,610,647           10.5%
                                                 --------------          ------
TOTAL UNITED KINGDOM....................            257,818,024           14.9%
                                                 --------------          ------

UNITED STATES -- (0.0%)
    Other Securities....................                 41,398            0.0%
                                                 --------------          ------
TOTAL COMMON STOCKS.....................          1,710,324,305           99.1%
                                                 --------------          ------

PREFERRED STOCKS -- (0.4%)
BRAZIL -- (0.3%)
    Other Securities....................              6,277,338            0.4%
                                                 --------------          ------

CHILE -- (0.0%)
    Other Securities....................                100,652            0.0%
                                                 --------------          ------

COLOMBIA -- (0.0%)
    Other Securities....................                 88,953            0.0%
                                                 --------------          ------

GERMANY -- (0.1%)
    Other Securities....................              1,136,859            0.1%
                                                 --------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities....................                 17,591            0.0%
                                                 --------------          ------
TOTAL PREFERRED STOCKS..................              7,621,393            0.5%
                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities....................                     --            0.0%
                                                 --------------          ------

BRAZIL -- (0.0%)
    Other Securities....................                     --            0.0%
                                                 --------------          ------

CHILE -- (0.0%)
    Other Securities....................                      1            0.0%
                                                 --------------          ------

FRANCE -- (0.0%)
    Other Securities....................                     13            0.0%
                                                 --------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                         Shares      Value++     of Net Assets**
                                                                         ------      -------     ---------------
HONG KONG -- (0.0%)
      Other Securities.................................................           $           --            0.0%
                                                                                  --------------          ------

ITALY -- (0.0%)
      Other Securities.................................................                    1,564            0.0%
                                                                                  --------------          ------

MALAYSIA -- (0.0%)
      Other Securities.................................................                    9,410            0.0%
                                                                                  --------------          ------

POLAND -- (0.0%)
      Other Securities.................................................                       --            0.0%
                                                                                  --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.................................................                      870            0.0%
                                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities.................................................                  155,771            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS..................................................                  167,629            0.0%
                                                                                  --------------          ------

                                                                         Shares/
                                                                          Face
                                                                         Amount      Value+
                                                                         -------     ------             -
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@  DFA Short Term Investment Fund................................... 4,062,230     47,000,000            2.7%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $216,509 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $195,793) to be repurchased at $191,955...............      $192        191,954            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................               47,191,954            2.7%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,387,803,928)..............................................             $1,765,305,281          102.3%
                                                                                  ==============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1      Level 2   Level 3    Total
                          ------------ ----------- ------- ------------
        Common Stocks
          Australia...... $  1,966,491 $82,408,831   --    $ 84,375,322
          Austria........           --   6,835,247   --       6,835,247
          Belgium........    2,169,033  15,596,276   --      17,765,309
          Brazil.........   16,555,113  18,862,928   --      35,418,041
          Canada.........  117,669,543       8,045   --     117,677,588
          Chile..........    1,435,140   4,337,745   --       5,772,885
          China..........    7,925,863  70,929,708   --      78,855,571
          Colombia.......    1,334,478          --   --       1,334,478
          Czech Republic.           --   1,339,212   --       1,339,212
          Denmark........      694,014  15,676,018   --      16,370,032
          Egypt..........           --      87,271   --          87,271
          Finland........      242,717  21,171,716   --      21,414,433
          France.........   10,665,952  91,271,486   --     101,937,438
          Germany........   11,204,795  74,193,429   --      85,398,224
          Greece.........       54,105   3,646,234   --       3,700,339

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks (Countinued)
  Hong Kong................... $    144,928 $   33,189,645   --    $   33,334,573
  Hungary.....................       28,661      1,054,102   --         1,082,763
  India.......................    1,250,571     22,500,944   --        23,751,515
  Indonesia...................      238,932     10,164,455   --        10,403,387
  Ireland.....................    1,725,725      5,616,876   --         7,342,601
  Israel......................    2,072,233      6,568,232   --         8,640,465
  Italy.......................    3,204,195     27,816,497   --        31,020,692
  Japan.......................   18,416,199    254,597,094   --       273,013,293
  Malaysia....................           --     15,692,494   --        15,692,494
  Mexico......................   21,570,367          3,938   --        21,574,305
  Netherlands.................   10,020,485     25,194,764   --        35,215,249
  New Zealand.................       23,773      3,985,970   --         4,009,743
  Norway......................    1,387,180     12,327,851   --        13,715,031
  Peru........................      459,805             --   --           459,805
  Philippines.................       66,150      7,196,202   --         7,262,352
  Poland......................        9,549      7,018,966   --         7,028,515
  Portugal....................           --      4,147,531   --         4,147,531
  Russia......................      429,095      9,718,228   --        10,147,323
  Singapore...................           --     18,756,552   --        18,756,552
  South Africa................    3,051,557     23,258,423   --        26,309,980
  South Korea.................    4,651,745     65,689,030   --        70,340,775
  Spain.......................    5,259,553     28,756,640   --        34,016,193
  Sweden......................    1,103,572     40,070,055   --        41,173,627
  Switzerland.................   17,548,266     74,692,632   --        92,240,898
  Taiwan......................      479,374     62,031,012   --        62,510,386
  Thailand....................   13,197,540             --   --        13,197,540
  Turkey......................      143,215      7,652,690   --         7,795,905
  United Kingdom..............   76,821,313    180,996,711   --       257,818,024
  United States...............       41,398             --   --            41,398
Preferred Stocks
  Brazil......................       53,481      6,223,857   --         6,277,338
  Chile.......................           --        100,652   --           100,652
  Colombia....................       88,953             --   --            88,953
  Germany.....................           --      1,136,859   --         1,136,859
  United Kingdom..............           --         17,591   --            17,591
Rights/Warrants
  Austria.....................           --             --   --                --
  Brazil......................           --             --   --                --
  Chile.......................           --              1   --                 1
  France......................           --             13   --                13
  Hong Kong...................           --             --   --                --
  Italy.......................           --          1,564   --             1,564
  Malaysia....................           --          9,410   --             9,410
  Poland......................           --             --   --                --
  South Korea.................           --            870   --               870
  Spain.......................           --        155,771   --           155,771
Securities Lending Collateral.           --     47,191,954   --        47,191,954
                               ------------ --------------   --    --------------
TOTAL......................... $355,405,059 $1,409,900,222   --    $1,765,305,281
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                               Tax-Managed
                                                                  U.S.        Tax-Managed    Tax-Managed    Tax-Managed
                                                               Marketwide     U.S. Equity   U.S. Targeted   U.S. Small
                                                             Value Portfolio   Portfolio   Value Portfolio Cap Portfolio
                                                             --------------- ------------  --------------- -------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  3,110,170             --             --             --
Investments at Value (including $0, $122,328, $343,516
 and $342,267 of securities on loan, respectively)..........            --   $  1,984,839   $  3,183,391   $  1,859,810
Temporary Cash Investments at Value & Cost..................            --          7,082         19,718         14,260
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --        125,726        353,979        353,940
Cash........................................................            --             55            566            289
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --             --            519            217
  Dividends, Interest and Tax Reclaims......................            --          1,735            867            593
  Securities Lending Income.................................            --             35            124            186
  Fund Shares Sold..........................................         2,189            924          1,058          1,221
Prepaid Expenses and Other Assets...........................            29             31             33             25
                                                              ------------   ------------   ------------   ------------
     Total Assets...........................................     3,112,388      2,120,427      3,560,255      2,230,541
                                                              ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................            --        125,726        353,979        353,940
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --          1,434          2,926          2,152
  Fund Shares Redeemed......................................         1,448          1,311            935            583
  Due to Advisor............................................           387            290          1,121            783
Accrued Expenses and Other Liabilities......................           117            205            241            148
                                                              ------------   ------------   ------------   ------------
     Total Liabilities......................................         1,952        128,966        359,202        357,606
                                                              ------------   ------------   ------------   ------------
NET ASSETS..................................................  $  3,110,436   $  1,991,461   $  3,201,053   $  1,872,935
                                                              ============   ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   139,191,871    103,700,101    103,046,047     54,594,920
                                                              ============   ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      22.35   $      19.20   $      31.06   $      34.31
                                                              ============   ============   ============   ============
Investments in Affiliated Investment Company at Cost........  $  1,838,617   $         --   $         --   $         --
                                                              ------------   ------------   ------------   ------------
Investments at Cost.........................................  $         --   $  1,029,122   $  1,870,523   $  1,015,496
                                                              ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  1,945,576   $  1,425,314   $  1,800,153   $  1,028,160
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         6,707          4,207          4,769          2,335
Accumulated Net Realized Gain (Loss)........................      (113,400)      (393,777)        83,263         (1,874)
Net Unrealized Appreciation (Depreciation)..................     1,271,553        955,717      1,312,868        844,314
                                                              ------------   ------------   ------------   ------------
NET ASSETS..................................................  $  3,110,436   $  1,991,461   $  3,201,053   $  1,872,935
                                                              ============   ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000    700,000,000    500,000,000
                                                              ============   ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                                           Tax-Managed   T.A. World ex
                                                                          T.A. U.S. Core       DFA         U.S. Core
                                                                             Equity 2     International     Equity
                                                                            Portfolio    Value Portfolio  Portfolio*
                                                                          -------------- --------------- -------------
ASSETS:
Investments at Value (including $414,042, $43,159 and $44,960 of
 securities on loan, respectively)....................................... $    4,094,929  $  2,746,607   $  1,718,113
Temporary Cash Investments at Value & Cost...............................         13,721            --             --
Collateral Received from Securities on Loan at Value & Cost..............             --           252            192
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.        426,133        46,000         47,000
Foreign Currencies at Value..............................................             --         3,039          3,014
Cash.....................................................................             88         9,449          7,052
Receivables:
  Investment Securities Sold.............................................              7           915            426
  Dividends, Interest and Tax Reclaims...................................          2,762         6,973          3,893
  Securities Lending Income..............................................            177            28             78
  Fund Shares Sold.......................................................          3,427         2,238          1,247
Prepaid Expenses and Other Assets........................................             55            41             27
                                                                          --------------  ------------   ------------
     Total Assets........................................................      4,541,299     2,815,542      1,781,042
                                                                          --------------  ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................        426,133        46,252         47,192
  Investment Securities Purchased........................................          9,255         9,009          6,717
  Fund Shares Redeemed...................................................          1,092           464            435
  Due to Advisor.........................................................            749         1,153            576
Unrealized Loss on Foreign Currency Contracts............................             --            27             15
Accrued Expenses and Other Liabilities...................................            317           253            212
                                                                          --------------  ------------   ------------
     Total Liabilities...................................................        437,546        57,158         55,147
                                                                          --------------  ------------   ------------
NET ASSETS............................................................... $    4,103,753  $  2,758,384   $  1,725,895
                                                                          ==============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................    321,210,300   172,530,260    168,370,758
                                                                          ==============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE................................................................... $        12.78  $      15.99   $      10.25
                                                                          ==============  ============   ============
Investments at Cost...................................................... $    2,493,986  $  2,343,399   $  1,340,612
                                                                          ==============  ============   ============
Foreign Currencies at Cost............................................... $           --  $      3,026   $      3,025
                                                                          ==============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $    2,459,529  $  2,362,309   $  1,342,582
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................          6,548         5,574          4,139
Accumulated Net Realized Gain (Loss).....................................         36,733       (12,798)         1,645
Net Unrealized Foreign Exchange Gain (Loss)..............................             --            78             39
Net Unrealized Appreciation (Depreciation)...............................      1,600,943       403,221        377,490
                                                                          --------------  ------------   ------------
NET ASSETS............................................................... $    4,103,753  $  2,758,384   $  1,725,895
                                                                          ==============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED..........................................  1,000,000,000   700,000,000    500,000,000
                                                                          ==============  ============   ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                            Tax-Managed
                                                                                U.S.       Tax-Managed   Tax-Managed
                                                                             Marketwide    U.S. Equity  U.S. Targeted
                                                                          Value Portfolio*  Portfolio  Value Portfolio
                                                                          ---------------- ----------- ---------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $66, $0 and $0,
   respectively).........................................................     $ 54,685            --            --
  Interest...............................................................           12            --            --
  Income from Securities Lending.........................................          497            --            --
  Expenses Allocated from Affiliated Investment Company..................       (5,830)           --            --
                                                                              --------      --------      --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................       49,364            --            --
                                                                              --------      --------      --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $23 and $5,
   respectively).........................................................           --      $ 36,703      $ 45,150
  Interest...............................................................           --             9            15
  Income from Securities Lending.........................................           --           436         1,191
                                                                              --------      --------      --------
     Total Investment Income.............................................           --        37,148        46,356
                                                                              --------      --------      --------
Fund Expenses
  Investment Advisory Services Fees......................................           --           882        11,654
  Administrative Services Fees...........................................        4,087         2,648            --
  Accounting & Transfer Agent Fees.......................................           40           143           219
  Custodian Fees.........................................................           --            35            37
  Filing Fees............................................................           44            48            50
  Shareholders' Reports..................................................           51            29            52
  Directors'/Trustees' Fees & Expenses...................................           28            19            29
  Professional Fees......................................................           14            54            79
  Other..................................................................           37            42            52
                                                                              --------      --------      --------
     Total Expenses......................................................        4,301         3,900        12,172
                                                                              --------      --------      --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................           --           (31)           --
                                                                              --------      --------      --------
  Net Expenses...........................................................        4,301         3,869        12,172
                                                                              --------      --------      --------
  Net Investment Income (Loss)...........................................       45,063        33,279        34,184
                                                                              --------      --------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................       28,282        31,573        90,493
    Futures..............................................................           --            --          (469)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................      749,568       385,510       808,724
                                                                              --------      --------      --------
  Net Realized and Unrealized Gain (Loss)................................      777,850       417,083       898,748
                                                                              --------      --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations..........     $822,913      $450,362      $932,932
                                                                              ========      ========      ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                        Tax-Managed   T.A. World ex
                                                          Tax-Managed  T.A. U.S. Core       DFA         U.S. Core
                                                          U.S. Small      Equity 2     International     Equity
                                                         Cap Portfolio   Portfolio    Value Portfolio   Portfolio
                                                         ------------- -------------- --------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2, $31,
   $5,670 and $3,729, respectively).....................   $ 24,629       $ 65,761       $ 73,658       $ 41,570
  Interest..............................................         11             23             49             --
  Income from Securities Lending........................      2,576          2,065          1,021          1,285
                                                           --------       --------       --------       --------
     Total Investment Income............................     27,216         67,849         74,728         42,855
                                                           --------       --------       --------       --------
Fund Expenses
  Investment Advisory Services Fees.....................      7,935          7,650         11,583          5,913
  Accounting & Transfer Agent Fees......................        128            266            189            128
  Custodian Fees........................................         24             54            211            487
  Filing Fees...........................................         39            107            103             58
  Shareholders' Reports.................................         35             45             52             28
  Directors'/Trustees' Fees & Expenses..................         16             36             24             15
  Professional Fees.....................................         46             99             81             85
  Other.................................................         35             67             54             43
                                                           --------       --------       --------       --------
     Total Expenses.....................................      8,258          8,324         12,297          6,757
                                                           --------       --------       --------       --------
  Fees Paid Indirectly..................................         --             --             (7)            (6)
                                                           --------       --------       --------       --------
  Net Expenses..........................................      8,258          8,324         12,290          6,751
                                                           --------       --------       --------       --------
  Net Investment Income (Loss)..........................     18,958         59,525         62,438         36,104
                                                           --------       --------       --------       --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     66,451         40,753         21,533          4,345
    Foreign Currency Transactions.......................         --             --           (449)          (309)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........    440,389        894,300        480,686        263,265
    Translation of Foreign Currency Denominated
     Amounts............................................         --             --            267             82
                                                           --------       --------       --------       --------
  Net Realized and Unrealized Gain (Loss)...............    506,840        935,053        502,037        267,383
                                                           --------       --------       --------       --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.............................................   $525,798       $994,578       $564,475       $303,487
                                                           ========       ========       ========       ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            Tax-Managed U.S.                                Tax-Managed U.S.
                                            Marketwide Value        Tax-Managed U.S.         Targeted Value
                                                Portfolio           Equity Portfolio            Portfolio
                                         ----------------------  ----------------------  ----------------------
                                            Year        Year        Year        Year        Year        Year
                                           Ended       Ended       Ended       Ended       Ended       Ended
                                          Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                            2013        2012        2013        2012        2013        2012
                                         ----------  ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   45,063  $   40,353  $   33,279  $   27,462  $   34,184  $   22,355
  Capital Gain Distributions Received
   from Investment Securities...........         --          --          --           9          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment Company
    Sold................................     28,282      45,725      31,573      37,995      90,493     104,052
   Futures..............................         --          --          --          --        (469)         --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company..................    749,568     285,396     385,510     132,559     808,724     200,822
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    822,913     371,474     450,362     198,025     932,932     327,229
                                         ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income.................    (45,918)    (38,619)    (33,403)    (26,579)    (34,487)    (20,027)
  Net Long-Term Gains...................         --          --          --          --     (51,974)         --
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions.................    (45,918)    (38,619)    (33,403)    (26,579)    (86,461)    (20,027)
                                         ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    413,061     273,305     292,819     208,380     351,960     228,284
  Shares Issued in Lieu of Cash
   Distributions........................     44,666      37,484      31,525      24,979      85,408      19,783
  Shares Redeemed.......................   (469,582)   (361,467)   (272,253)   (246,462)   (461,353)   (367,757)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    (11,855)    (50,678)     52,091     (13,103)    (23,985)   (119,690)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    765,140     282,177     469,050     158,343     822,486     187,512
Net Assets
  Beginning of Year.....................  2,345,296   2,063,119   1,522,411   1,364,068   2,378,567   2,191,055
                                         ----------  ----------  ----------  ----------  ----------  ----------
  End of Year........................... $3,110,436  $2,345,296  $1,991,461  $1,522,411  $3,201,053  $2,378,567
                                         ==========  ==========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     21,510      17,802      17,525      14,501      13,343      10,738
  Shares Issued in Lieu of Cash
   Distributions........................      2,374       2,494       1,885       1,766       3,664         970
  Shares Redeemed.......................    (24,667)    (23,378)    (16,115)    (17,041)    (17,890)    (17,209)
                                         ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................       (783)     (3,082)      3,295        (774)       (883)     (5,501)
                                         ==========  ==========  ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $    6,707  $    7,151  $    4,207  $    4,240  $    4,774  $    2,982

                                            Tax-Managed U.S.
                                           Small Cap Portfolio
                                         ----------------------
                                            Year        Year
                                           Ended       Ended
                                          Oct. 31,    Oct. 31,
                                            2013        2012
                                         ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   18,958  $   11,500
  Capital Gain Distributions Received
   from Investment Securities...........         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment Company
    Sold................................     66,451      68,129
   Futures..............................         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company..................    440,389      86,134
                                         ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    525,798     165,763
                                         ----------  ----------
Distributions From:
  Net Investment Income.................    (19,758)    (10,665)
  Net Long-Term Gains...................         --          --
                                         ----------  ----------
    Total Distributions.................    (19,758)    (10,665)
                                         ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    265,581     151,087
  Shares Issued in Lieu of Cash
   Distributions........................     19,249      10,379
  Shares Redeemed.......................   (249,201)   (197,583)
                                         ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........     35,629     (36,117)
                                         ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    541,669     118,981
Net Assets
  Beginning of Year.....................  1,331,266   1,212,285
                                         ----------  ----------
  End of Year........................... $1,872,935  $1,331,266
                                         ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................      9,157       6,365
  Shares Issued in Lieu of Cash
   Distributions........................        725         459
  Shares Redeemed.......................     (8,677)     (8,365)
                                         ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................      1,205      (1,541)
                                         ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $    2,335  $    2,142

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Tax-Managed DFA
                                                T.A. U.S. Core Equity 2   International Value   T.A. World ex U.S. Core
                                                       Portfolio               Portfolio           Equity Portfolio
                                                ----------------------  ----------------------  ----------------------
                                                   Year        Year        Year        Year        Year        Year
                                                  Ended       Ended       Ended       Ended       Ended       Ended
                                                 Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                   2013        2012        2013        2012        2013        2012
                                                ----------  ----------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   59,525  $   45,943  $   62,438  $   61,431  $   36,104  $   31,329
  Capital Gain Distributions Received from
   Investment Securities.......................         --          37          --          --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     40,753      19,708      21,533      (1,850)      4,345       1,868
    Foreign Currency Transactions..............         --          --        (449)       (768)       (309)         (3)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    894,300     300,040     480,686      (5,473)    263,265      26,612
    Translation of Foreign Currency
     Denominated Amounts.......................         --          --         267         (58)         82        (108)
                                                ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    994,578     365,728     564,475      53,282     303,487      59,698
                                                ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income........................    (58,615)    (42,125)    (64,636)    (58,706)    (37,052)    (29,565)
  Net Long-Term Gains..........................     (3,496)         --          --          --        (436)         --
                                                ----------  ----------  ----------  ----------  ----------  ----------
     Total Distributions.......................    (62,111)    (42,125)    (64,636)    (58,706)    (37,488)    (29,565)
                                                ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    772,713     508,269     540,616     531,329     401,186     384,441
  Shares Issued in Lieu of Cash Distributions..     61,302      41,426      63,075      57,299      36,576      28,659
  Shares Redeemed..............................   (515,963)   (452,936)   (316,534)   (455,312)   (218,473)   (245,607)
                                                ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    318,052      96,759     287,157     133,316     219,289     167,493
                                                ----------  ----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................  1,250,519     420,362     786,996     127,892     485,288     197,626
Net Assets
  Beginning of Year............................  2,853,234   2,432,872   1,971,388   1,843,496   1,240,607   1,042,981
                                                ----------  ----------  ----------  ----------  ----------  ----------
  End of Year.................................. $4,103,753  $2,853,234  $2,758,384  $1,971,388  $1,725,895  $1,240,607
                                                ==========  ==========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     70,037      55,305      37,954      43,190      42,914      47,312
  Shares Issued in Lieu of Cash Distributions..      5,642       4,601       4,452       4,849       3,951       3,668
  Shares Redeemed..............................    (47,040)    (49,089)    (22,556)    (37,266)    (23,452)    (30,383)
                                                ----------  ----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     28,639      10,817      19,850      10,773      23,413      20,597
                                                ==========  ==========  ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)....................................... $    6,550  $    6,522  $    5,574  $    7,757  $    4,137  $    5,850

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  Tax-Managed U.S. Marketwide Value Portfolio
                                                   ----------------------------------------------------------------------
                                                        Year           Year           Year           Year           Year
                                                       Ended          Ended          Ended          Ended          Ended
                                                      Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                                        2013           2012           2011           2010           2009
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    16.76     $    14.42     $    13.78     $    11.61     $    10.59
                                                   ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.32           0.28           0.22           0.16           0.21
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       5.60           2.33           0.63           2.17           1.06
                                                   ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations...............       5.92           2.61           0.85           2.33           1.27
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.33)         (0.27)         (0.21)         (0.16)         (0.25)
                                                   ----------     ----------     ----------     ----------     ----------
   Total Distributions............................      (0.33)         (0.27)         (0.21)         (0.16)         (0.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    22.35     $    16.76     $    14.42     $    13.78     $    11.61
=================================================  ==========     ==========     ==========     ==========     ==========
Total Return......................................      35.71%         18.34%          6.15%         20.17%         12.54%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $3,110,436     $2,345,296     $2,063,119     $1,896,941     $1,618,256
Ratio of Expenses to Average Net Assets...........       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)       0.40%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................       0.37%(B)       0.38%(B)       0.38%(B)       0.38%(B)       0.40%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.66%          1.83%          1.45%          1.24%          2.07%
Portfolio Turnover Rate...........................        N/A            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------

                                                                    Tax-Managed U.S. Equity Portfolio
                                                   ---------------------------------------------------------------
                                                      Year        Year         Year           Year           Year
                                                     Ended       Ended        Ended          Ended          Ended
                                                    Oct. 31,    Oct. 31,     Oct. 31,       Oct. 31,       Oct. 31,
                                                      2013        2012         2011           2010           2009
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    15.16  $    13.48  $    12.70    $    10.94     $    10.36
                                                   ----------  ----------  ----------    ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.32        0.27        0.23          0.20           0.22
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       4.05        1.67        0.77          1.76           0.60
                                                   ----------  ----------  ----------    ----------     ----------
   Total from Investment Operations...............       4.37        1.94        1.00          1.96           0.82
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.33)      (0.26)      (0.22)        (0.20)         (0.24)
                                                   ----------  ----------  ----------    ----------     ----------
   Total Distributions............................      (0.33)      (0.26)      (0.22)        (0.20)         (0.24)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    19.20  $    15.16  $    13.48    $    12.70     $    10.94
=================================================  ==========  ==========  ==========    ==========     ==========
Total Return......................................      29.15%      14.57%       7.92%        18.10%          8.30%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $1,991,461  $1,522,411  $1,364,068    $1,286,236     $1,141,449
Ratio of Expenses to Average Net Assets...........       0.22%       0.22%       0.22%**       0.22%(B)       0.22%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................       0.22%       0.22%       0.23%**       0.23%(B)       0.26%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.89%       1.87%       1.65%         1.70%          2.24%
Portfolio Turnover Rate...........................          3%          7%         11%*         N/A            N/A
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and for the period
  November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               Tax-Managed U.S. Targeted Value Portfolio
                                                      ----------------------------------------------------------
                                                         Year        Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010        2009
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    22.89  $    20.02  $    19.09  $    14.96  $    14.41
                                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.33        0.21        0.14        0.11        0.14
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       8.69        2.85        0.93        4.13        0.60
                                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..................       9.02        3.06        1.07        4.24        0.74
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.34)      (0.19)      (0.14)      (0.11)      (0.19)
  Net Realized Gains.................................      (0.51)         --          --          --          --
                                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.85)      (0.19)      (0.14)      (0.11)      (0.19)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    31.06  $    22.89  $    20.02  $    19.09  $    14.96
===================================================== ==========  ==========  ==========  ==========  ==========
Total Return.........................................      40.60%      15.39%       5.58%      28.43%       5.41%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $3,201,053  $2,378,567  $2,191,055  $2,145,546  $1,700,343
Ratio of Expenses to Average Net Assets..............       0.44%       0.44%       0.44%       0.45%       0.47%
Ratio of Net Investment Income to Average Net Assets.       1.24%       0.98%       0.66%       0.63%       1.04%
Portfolio Turnover Rate..............................          6%         12%         21%         26%         34%
------------------------------------------------------------------------------------------------------------------

                                                                Tax-Managed U.S. Small Cap Portfolio
                                                      --------------------------------------------------------
                                                         Year        Year        Year        Year       Year
                                                        Ended       Ended       Ended       Ended      Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                         2013        2012        2011        2010       2009
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    24.93  $    22.07  $    20.47  $    16.26  $  15.83
                                                      ----------  ----------  ----------  ----------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.35        0.21        0.15        0.11      0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       9.40        2.85        1.59        4.20      0.47
                                                      ----------  ----------  ----------  ----------  --------
   Total from Investment Operations..................       9.75        3.06        1.74        4.31      0.60
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.37)      (0.20)      (0.14)      (0.10)    (0.17)
  Net Realized Gains.................................         --          --          --          --        --
                                                      ----------  ----------  ----------  ----------  --------
   Total Distributions...............................      (0.37)      (0.20)      (0.14)      (0.10)    (0.17)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    34.31  $    24.93  $    22.07  $    20.47  $  16.26
===================================================== ==========  ==========  ==========  ==========  ========
Total Return.........................................      39.55%      13.95%       8.50%      26.61%     3.98%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $1,872,935  $1,331,266  $1,212,285  $1,141,494  $957,145
Ratio of Expenses to Average Net Assets..............       0.52%       0.53%       0.53%       0.53%     0.55%
Ratio of Net Investment Income to Average Net Assets.       1.20%       0.90%       0.64%       0.58%     0.88%
Portfolio Turnover Rate..............................          7%         17%         22%         27%       28%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                             T.A. U.S. Core Equity 2 Portfolio
                                                                ----------------------------------------------------------
                                                                   Year        Year        Year        Year        Year
                                                                  Ended       Ended       Ended       Ended       Ended
                                                                 Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2013        2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $     9.75  $     8.63  $     8.18  $     6.83  $     6.31
                                                                ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.19        0.16        0.12        0.11        0.11
  Net Gains (Losses) on Securities (Realized and Unrealized)...       3.04        1.11        0.45        1.35        0.52
                                                                ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations............................       3.23        1.27        0.57        1.46        0.63
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.19)      (0.15)      (0.12)      (0.11)      (0.11)
  Net Realized Gains...........................................      (0.01)         --          --          --          --
                                                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........................................      (0.20)      (0.15)      (0.12)      (0.11)      (0.11)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    12.78  $     9.75  $     8.63  $     8.18  $     6.83
=============================================================== ==========  ==========  ==========  ==========  ==========
Total Return...................................................      33.58%      14.82%       6.97%      21.49%      10.28%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $4,103,753  $2,853,234  $2,432,872  $2,014,584  $1,444,886
Ratio of Expenses to Average Net Assets........................       0.24%       0.24%       0.24%       0.25%       0.28%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.24%       0.24%       0.24%       0.25%       0.28%
Ratio of Net Investment Income to Average Net Assets...........       1.72%       1.71%       1.39%       1.45%       1.82%
Portfolio Turnover Rate........................................          2%          6%          6%          5%          5%
----------------------------------------------------------------------------------------------------------------------------

                                                                       Tax-Managed DFA International Value Portfolio
                                                                -----------------------------------------------------------
                                                                   Year        Year         Year        Year        Year
                                                                  Ended       Ended        Ended       Ended       Ended
                                                                 Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2013        2012         2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    12.91  $    12.99  $    14.53   $    13.49  $    10.55
                                                                ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.39        0.42        0.46         0.31        0.32
  Net Gains (Losses) on Securities (Realized and Unrealized)...       3.09       (0.10)      (1.55)        1.03        3.00
                                                                ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations............................       3.48        0.32       (1.09)        1.34        3.32
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.40)      (0.40)      (0.45)       (0.30)      (0.38)
  Net Realized Gains...........................................         --          --          --           --          --
                                                                ----------  ----------  ----------   ----------  ----------
   Total Distributions.........................................      (0.40)      (0.40)      (0.45)       (0.30)      (0.38)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    15.99  $    12.91  $    12.99   $    14.53  $    13.49
=============================================================== ==========  ==========  ==========   ==========  ==========
Total Return...................................................      27.39%       2.77%      (7.81)%      10.34%      32.27%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $2,758,384  $1,971,388  $1,843,496   $1,834,003  $1,637,834
Ratio of Expenses to Average Net Assets........................       0.53%       0.55%       0.55%        0.55%       0.56%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.53%       0.55%       0.55%        0.55%       0.56%
Ratio of Net Investment Income to Average Net Assets...........       2.70%       3.32%       3.16%        2.29%       2.92%
Portfolio Turnover Rate........................................         12%         18%         16%          28%         24%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        T.A. World ex U.S. Core Equity Portfolio
                                -------------------------------------------------------
                                   Year        Year         Year       Year      Year
                                  Ended       Ended        Ended      Ended     Ended
                                 Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,
                                   2013        2012         2011       2010      2009
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $     8.56  $     8.39  $     9.31   $   8.13  $   5.85
                                ----------  ----------  ----------   --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.23        0.23        0.25       0.17      0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.70        0.16       (0.93)      1.17      2.27
                                ----------  ----------  ----------   --------  --------
   Total from Investment
    Operations.................       1.93        0.39       (0.68)      1.34      2.43
----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.24)      (0.22)      (0.24)     (0.16)    (0.15)
 Net Realized Gains............         --          --          --         --        --
                                ----------  ----------  ----------   --------  --------
   Total Distributions.........      (0.24)      (0.22)      (0.24)     (0.16)    (0.15)
----------------------------------------------------------------------------------------
Net Asset Value, End of Year... $    10.25  $     8.56  $     8.39   $   9.31  $   8.13
=============================   ==========  ==========  ==========   ========  ========
Total Return...................      22.88%       4.90%      (7.55)%    16.78%    42.13%
----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $1,725,895  $1,240,607  $1,042,981   $966,999  $668,728
Ratio of Expenses to Average
 Net Assets....................       0.46%       0.49%       0.48%      0.48%     0.54%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and
 Fees Paid Indirectly).........       0.46%       0.49%       0.48%      0.48%     0.51%
Ratio of Net Investment
 Income to Average Net Assets..       2.45%       2.77%       2.63%      2.00%     2.38%
Portfolio Turnover Rate........          2%          3%          5%         2%        5%
----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining sixty-nine portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2013, the Feeder Fund owned 71% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2013, the T.A. World Ex US Core Equity Portfolio had significant transfers of securities with a total value of $27,764 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity

Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2013, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                 Administrative   Advisory
                                                 Services Fees  Services Fees
                                                 -------------- -------------
  Tax-Managed U.S. Marketwide Value Portfolio...      0.15%           --
  Tax-Managed U.S. Equity Portfolio.............      0.15%         0.05%
  Tax-Managed U.S. Targeted Value Portfolio.....        --          0.42%
  Tax-Managed U.S. Small Cap Portfolio..........        --          0.50%
  T.A. U.S. Core Equity 2 Portfolio.............        --          0.22%
  Tax-Managed DFA International Value Portfolio.        --          0.50%
  T.A. World ex U.S. Core Equity Portfolio......        --          0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                             Previously
                                                             Recovery       Waived Fees/
                                               Expense    of Previously   Expenses Assumed
                                              Limitation   Waived Fees/   Subject to Future
                                                Amount   Expenses Assumed     Recovery
                                              ---------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1)........    0.22%         $42              $246
T.A. U.S. Core Equity 2 Portfolio (2)........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (3).    0.60%          --                --

   (1) The Advisor has contractually agreed to waive its administration fee and advisory fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the Portfolio's total operating expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $7
           T.A. World ex U.S. Core Equity Portfolio......      6

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid to the CCO by the Fund were $250 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Tax-Managed U.S. Marketwide Value Portfolio... $73
               Tax-Managed U.S. Equity Portfolio.............  90
               Tax-Managed U.S. Targeted Value Portfolio.....  76
               Tax-Managed U.S. Small Cap Portfolio..........  44
               T.A. U.S. Core Equity 2 Portfolio.............  70
               Tax-Managed DFA International Value Portfolio.  67
               T.A. World ex U.S. Core Equity Portfolio......  30

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
       Tax-Managed U.S. Equity Portfolio............. $107,908  $ 48,806
       Tax-Managed U.S. Targeted Value Portfolio.....  169,764   171,583
       Tax-Managed U.S. Small Cap Portfolio..........  178,701   114,756
       T.A. U.S. Core Equity 2 Portfolio.............  410,172    62,102
       Tax-Managed DFA International Value Portfolio.  564,855   277,501
       T.A. World ex U.S. Core Equity Portfolio......  242,063    24,451

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, non-deductible expenses, foreign capital gains tax, tax-equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...         --          $  411        $  (411)
Tax-Managed U.S. Equity Portfolio.............         --              91            (91)
Tax-Managed U.S. Targeted Value Portfolio.....     $4,040           2,090         (6,130)
Tax-Managed U.S. Small Cap Portfolio..........         --             993           (993)
T.A. U.S. Core Equity 2 Portfolio.............      2,201            (884)        (1,317)
Tax-Managed DFA International Value Portfolio.         --              15            (15)
T.A. World ex U.S. Core Equity Portfolio......        825            (763)           (62)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio
2012........................................    $38,619                   $38,619
2013........................................     45,918          --        45,918

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains  Total
                                               -------------- ------------- -------
Tax-Managed U.S. Equity Portfolio
2012..........................................    $26,579                   $26,579
2013..........................................     33,403             --     33,403
Tax-Managed U.S. Targeted Value Portfolio
2012..........................................     21,411        $ 3,466     24,877
2013..........................................     34,487         51,974     86,461
Tax-Managed U.S. Small Cap Portfolio
2012..........................................     10,665                    10,665
2013..........................................     19,758             --     19,758
T.A. U.S. Core Equity 2 Portfolio
2012..........................................     43,904            140     44,044
2013..........................................     58,615          3,496     62,111
Tax-Managed DFA International Value Portfolio
2012..........................................     60,106                    60,106
2013..........................................     64,636             --     64,636
T.A. World ex U.S. Core Equity Portfolio
2012..........................................     30,337             10     30,347
2013..........................................     37,052            436     37,488

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains Total
                                            -------------- ------------- ------
 Tax-Managed U.S. Targeted Value Portfolio.     $1,189        $2,851     $4,040
 T.A. U.S. Core Equity 2 Portfolio.........      1,315           886      2,201
 T.A. World ex U.S. Core Equity Portfolio..        746            80        826

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                              Total Net
                                      Net Investment                                           Distributable
                                        Income and   Undistributed                Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryfoward  (Depreciation)    Losses)
                                      -------------- ------------- ------------ -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio..........................     $6,823             --     $(112,900)    $1,271,053    $1,164,976
Tax-Managed U.S. Equity Portfolio....      4,298             --      (392,788)       954,728       566,238
Tax-Managed U.S. Targeted Value
  Portfolio..........................      4,848        $83,814            --      1,312,318     1,400,980
Tax-Managed U.S. Small Cap Portfolio.      2,623             --        (1,518)       843,717       844,822
T.A. U.S. Core Equity 2 Portfolio....      6,680         39,411            --      1,598,207     1,644,298
Tax-Managed DFA International Value
  Portfolio..........................      5,723             --        (8,800)       399,221       396,144
T.A. World ex U.S. Core Equity
  Portfolio..........................      6,920          3,988            --        372,437       383,345

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the

Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    Expires on October 31,
                                                  --------------------------
                                                    2016     2017    Total
                                                  -------- -------- --------
   Tax-Managed U.S. Marketwide Value Portfolio...       -- $112,900 $112,900
   Tax-Managed U.S. Equity Portfolio............. $106,222  286,566  392,788
   Tax-Managed U.S. Small Cap Portfolio..........       --    1,518    1,518
   Tax-Managed DFA International Value Portfolio.       --    8,800    8,800

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Tax-Managed U.S. Marketwide Value Portfolio... $27,871
             Tax-Managed U.S. Equity Portfolio.............  31,253
             Tax-Managed U.S. Small Cap Portfolio..........  65,442
             Tax-Managed DFA International Value Portfolio.  21,417

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $1,839,117  $1,271,053          --     $1,271,053
Tax-Managed U.S. Equity Portfolio.............  1,162,919     968,896   $ (14,168)       954,728
Tax-Managed U.S. Targeted Value Portfolio.....  2,244,771   1,403,739     (91,421)     1,312,318
Tax-Managed U.S. Small Cap Portfolio..........  1,384,293     880,346     (36,629)       843,717
T.A. U.S. Core Equity 2 Portfolio.............  2,936,575   1,645,342     (47,135)     1,598,207
Tax-Managed DFA International Value Portfolio.  2,393,733     553,594    (154,468)       399,126
T.A. World ex U.S. Core Equity Portfolio......  1,392,903     490,065    (117,662)       372,403

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of Tax-Managed U.S. Targeted Value Portfolio's location and value of derivative instrument holdings on Tax-Managed U.S. Targeted Value Portfolio's Statement of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amounts in thousands):

                                                                      Equity
                            Location on the Statement of Operations  Contracts
                            ---------------------------------------  ---------
 Tax-Managed U.S. Targeted   Net Realized Gain (Loss) on: Futures     $(469)
   Value Portfolio*

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Portfolio had limited activity in futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   the Period
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio........     0.85%        $1,956          5         --        $3,683
Tax-Managed U.S. Targeted Value
  Portfolio..............................     0.91%           562          7         --         1,904
Tax-Managed U.S. Small Cap Portfolio.....     0.91%           807          4         --         1,055
T.A. U.S. Core Equity 2 Portfolio........     0.86%         1,498          6         --         1,731
Tax-Managed DFA International Value
  Portfolio..............................     0.88%           622         13         --         4,443
T.A. World ex U.S. Core Equity Portfolio.     0.87%           985         16         --         3,685

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2013.

I. Securities Lending:

   As of October 31, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                          Market
                                                          Value
                                                          ------
                T.A. World ex U.S. Core Equity Portfolio. $3,169

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             89%
   Tax-Managed U.S. Equity Portfolio.............      3             85%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             95%
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             91%
   Tax-Managed DFA International Value Portfolio.      3             92%
   T.A. World ex U.S. Core Equity Portfolio......      3             88%

M. Subsequent Event Evaluations:

   On December 13, 2013, the Board of DFAIDG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for the Tax-Managed U.S. Equity Portfolio. It is expected that the Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement will be the same as under the Current Agreements. When the Investment Management Agreement becomes effective, the Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART
                                  (Unaudited)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                    [CHART]

Growth of $10,000

            The Tax-Managed U.S.
          Marketwide Value Series       Russell 3000 Value Index
          -----------------------       ------------------------
10/2003          $10,000                          $10,000
11/2003          $10,271                          $10,155
12/2003          $10,803                          $10,760
01/2004          $11,039                          $10,964
02/2004          $11,284                          $11,197
03/2004          $11,266                          $11,119
04/2004          $11,066                          $10,823
05/2004          $11,153                          $10,934
06/2004          $11,502                          $11,215
07/2004          $11,100                          $11,027
08/2004          $11,039                          $11,180
09/2004          $11,441                          $11,376
10/2004          $11,598                          $11,564
11/2004          $12,376                          $12,186
12/2004          $12,777                          $12,583
01/2005          $12,507                          $12,336
02/2005          $12,987                          $12,731
03/2005          $12,856                          $12,549
04/2005          $12,384                          $12,289
05/2005          $12,926                          $12,622
06/2005          $13,249                          $12,796
07/2005          $13,965                          $13,197
08/2005          $13,948                          $13,118
09/2005          $14,201                          $13,284
10/2005          $13,860                          $12,947
11/2005          $14,410                          $13,379
12/2005          $14,480                          $13,443
01/2006          $15,284                          $14,017
02/2006          $15,249                          $14,094
03/2006          $15,607                          $14,330
04/2006          $16,000                          $14,663
05/2006          $15,546                          $14,271
06/2006          $15,651                          $14,370
07/2006          $15,555                          $14,668
08/2006          $15,633                          $14,931
09/2006          $15,939                          $15,215
10/2006          $16,550                          $15,738
11/2006          $16,961                          $16,106
12/2006          $17,284                          $16,447
01/2007          $17,738                          $16,660
02/2007          $17,511                          $16,406
03/2007          $17,712                          $16,654
04/2007          $18,341                          $17,229
05/2007          $19,205                          $17,852
06/2007          $18,795                          $17,435
07/2007          $17,773                          $16,571
08/2007          $17,677                          $16,769
09/2007          $18,122                          $17,304
10/2007          $18,140                          $17,321
11/2007          $17,074                          $16,438
12/2007          $17,004                          $16,281
01/2008          $16,332                          $15,627
02/2008          $15,738                          $14,975
03/2008          $15,450                          $14,888
04/2008          $16,323                          $15,594
05/2008          $16,690                          $15,612
06/2008          $14,847                          $14,119
07/2008          $14,734                          $14,127
08/2008          $15,031                          $14,402
09/2008          $13,755                          $13,376
10/2008          $10,681                          $11,030
11/2008          $ 9,624                          $10,199
12/2008          $ 9,948                          $10,379
01/2009          $ 8,655                          $ 9,162
02/2009          $ 7,493                          $ 7,934
03/2009          $ 8,279                          $ 8,614
04/2009          $ 9,712                          $ 9,573
05/2009          $10,445                          $10,133
06/2009          $10,297                          $10,062
07/2009          $11,354                          $10,912
08/2009          $12,105                          $11,478
09/2009          $12,646                          $11,932
10/2009          $12,044                          $11,533
11/2009          $12,603                          $12,160
12/2009          $13,066                          $12,430
01/2010          $12,699                          $12,079
02/2010          $13,284                          $12,475
03/2010          $14,332                          $13,305
04/2010          $14,891                          $13,699
05/2010          $13,616                          $12,570
06/2010          $12,576                          $11,830
07/2010          $13,581                          $12,634
08/2010          $12,690                          $12,061
09/2010          $13,956                          $13,024
10/2010          $14,498                          $13,424
11/2010          $14,533                          $13,386
12/2010          $15,904                          $14,447
01/2011          $16,297                          $14,747
02/2011          $17,214                          $15,308
03/2011          $17,328                          $15,381
04/2011          $17,738                          $15,777
05/2011          $17,459                          $15,601
06/2011          $17,153                          $15,276
07/2011          $16,428                          $14,769
08/2011          $15,057                          $13,816
09/2011          $13,528                          $12,735
10/2011          $15,415                          $14,222
11/2011          $15,293                          $14,152
12/2011          $15,450                          $14,432
01/2012          $16,253                          $15,010
02/2012          $17,109                          $15,579
03/2012          $17,476                          $16,042
04/2012          $17,153                          $15,873
05/2012          $15,948                          $14,939
06/2012          $16,786                          $15,679
07/2012          $16,934                          $15,817
08/2012          $17,572                          $16,171
09/2012          $18,201                          $16,689
10/2012          $18,262                          $16,598
11/2012          $18,376                          $16,595
12/2012          $18,908                          $16,964
01/2013          $20,157                          $18,060
02/2013          $20,472                          $18,315
03/2013          $21,485                          $19,044
04/2013          $21,633                          $19,308
05/2013          $22,341                          $19,810
06/2013          $22,210                          $19,642           Past performance is not predictive of
07/2013          $23,563                          $20,718           future performance.
08/2013          $22,865                          $19,922
09/2013          $23,703                          $20,472           The returns shown do not reflect the
10/2013          $24,821                          $21,350           deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
                                                                    redemption of fund shares.
         Average Annual        One       Five        Ten
         Total Return          Year      Years      Years           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2013, all rights
                              35.92%     18.37%     9.52%           reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small cap and micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

Tax-Managed U.S. Marketwide Value Series

   The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. Value is measured primarily by book-to-market ratio. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.92% for the Series and 28.64% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to stocks with lower valuations. These stocks generally outperformed, and the Series' higher weight helped relative performance. The Series invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks outperformed during the period, and the Series' greater exposure to small caps benefited relative performance. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities contributed to outperformance relative to the Index as both sectors underperformed the overall Index during the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    Six Months Ended October 31, 2013
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              05/01/13  10/31/13    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return                            $1,000.00 $1,147.40    0.21%    $1.14
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   7.3%
              Energy.......................................  15.8%
              Financials...................................  18.9%
              Health Care..................................  10.3%
              Industrials..................................  14.2%
              Information Technology.......................   6.2%
              Materials....................................   3.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.9%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (95.6%)
Consumer Discretionary -- (18.1%)
    Comcast Corp. Class A.................. 3,446,875 $  164,002,312            3.7%
    Comcast Corp. Special Class A.......... 1,088,341     50,390,188            1.2%
*   General Motors Co......................   674,707     24,930,424            0.6%
*   Liberty Interactive Corp. Class A......   882,463     23,791,202            0.6%
    Time Warner Cable, Inc.................   693,942     83,377,131            1.9%
    Time Warner, Inc....................... 1,534,860    105,506,276            2.4%
    Twenty-First Century Fox, Inc. Class A. 1,287,383     43,874,013            1.0%
    Twenty-First Century Fox, Inc. Class B.   550,972     18,733,048            0.4%
    Other Securities.......................              310,888,189            7.0%
                                                      --------------          ------
Total Consumer Discretionary...............              825,492,783           18.8%
                                                      --------------          ------
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co..............   813,476     33,271,168            0.8%
    CVS Caremark Corp...................... 1,510,745     94,058,984            2.2%
    Mondelez International, Inc. Class A... 2,081,099     70,008,170            1.6%
    Other Securities.......................              122,020,688            2.7%
                                                      --------------          ------
Total Consumer Staples.....................              319,359,010            7.3%
                                                      --------------          ------
Energy -- (15.2%)
    Anadarko Petroleum Corp................   845,068     80,526,530            1.8%
    Apache Corp............................   289,715     25,726,692            0.6%
    Chevron Corp...........................   668,412     80,182,703            1.8%
    ConocoPhillips......................... 1,766,829    129,508,566            3.0%
    Hess Corp..............................   378,130     30,704,156            0.7%
    Marathon Oil Corp......................   903,937     31,872,819            0.7%
    Marathon Petroleum Corp................   451,968     32,388,027            0.8%
    National Oilwell Varco, Inc............   250,948     20,371,959            0.5%
    Phillips 66............................   883,414     56,918,364            1.3%
    Pioneer Natural Resources Co...........    88,400     18,102,552            0.4%
    Valero Energy Corp.....................   605,899     24,944,862            0.6%
    Other Securities.......................              160,397,843            3.6%
                                                      --------------          ------
Total Energy...............................              691,645,073           15.8%
                                                      --------------          ------
Financials -- (18.0%)
    American International Group, Inc......   849,581     43,880,859            1.0%
    Bank of America Corp................... 6,543,356     91,345,250            2.1%
    Capital One Financial Corp.............   356,632     24,489,919            0.6%
    Citigroup, Inc......................... 2,115,722    103,204,919            2.4%
    CME Group, Inc.........................   414,385     30,751,511            0.7%
    Goldman Sachs Group, Inc. (The)........   143,685     23,113,169            0.5%
    JPMorgan Chase & Co.................... 1,148,419     59,189,515            1.4%
    MetLife, Inc........................... 1,126,173     53,279,245            1.2%
    Morgan Stanley......................... 1,476,248     42,412,605            1.0%
    Prudential Financial, Inc..............   497,625     40,501,699            0.9%
    Other Securities.......................              310,800,746            7.0%
                                                      --------------          ------
Total Financials...........................              822,969,437           18.8%
                                                      --------------          ------
Health Care -- (9.8%)
    Aetna, Inc.............................   558,462     35,015,567            0.8%
*   Express Scripts Holding Co.............   493,239     30,837,302            0.7%
    Humana, Inc............................   236,814     21,822,410            0.5%
    Pfizer, Inc............................ 3,950,849    121,212,047            2.8%
    Thermo Fisher Scientific, Inc..........   499,520     48,843,066            1.1%
    WellPoint, Inc.........................   504,640     42,793,472            1.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Health Care -- (Continued)
      Zoetis, Inc........................................  1,007,044 $   31,883,013            0.7%
      Other Securities...................................               116,226,691            2.6%
                                                                     --------------          ------
Total Health Care........................................               448,633,568           10.2%
                                                                     --------------          ------
Industrials -- (13.6%)
      CSX Corp...........................................  1,242,950     32,391,277            0.8%
      FedEx Corp.........................................    142,324     18,644,444            0.4%
      General Electric Co................................  5,021,489    131,261,722            3.0%
      Norfolk Southern Corp..............................    545,229     46,900,599            1.1%
      Northrop Grumman Corp..............................    337,038     36,234,955            0.8%
      Union Pacific Corp.................................    444,064     67,231,290            1.6%
      Other Securities...................................               286,950,482            6.4%
                                                                     --------------          ------
Total Industrials........................................               619,614,769           14.1%
                                                                     --------------          ------
Information Technology -- (5.9%)
      Corning, Inc.......................................  1,201,485     20,533,379            0.5%
*     Yahoo!, Inc........................................  1,048,770     34,535,996            0.8%
      Other Securities...................................               215,942,890            4.9%
                                                                     --------------          ------
Total Information Technology.............................               271,012,265            6.2%
                                                                     --------------          ------
Materials -- (3.1%)
      International Paper Co.............................    493,615     22,020,165            0.5%
      Other Securities...................................               118,633,840            2.7%
                                                                     --------------          ------
Total Materials..........................................               140,654,005            3.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        54            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   235,004            0.0%
                                                                     --------------          ------
Telecommunication Services -- (4.6%)
      AT&T, Inc..........................................  4,065,906    147,185,797            3.4%
      Verizon Communications, Inc........................    547,535     27,655,993            0.6%
      Other Securities...................................                37,106,974            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               211,948,764            4.8%
                                                                     --------------          ------

Utilities -- (0.3%)
      Other Securities...................................                14,803,017            0.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,366,367,749           99.5%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%. 22,324,026     22,324,026            0.5%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund..................... 15,381,037    177,958,599            4.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,775,925,201)...................................            $4,566,650,374          104.0%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  825,492,783           --   --    $  825,492,783
  Consumer Staples..............    319,359,010           --   --       319,359,010
  Energy........................    691,645,073           --   --       691,645,073
  Financials....................    822,962,861 $      6,576   --       822,969,437
  Health Care...................    448,592,216       41,352   --       448,633,568
  Industrials...................    619,600,883       13,886   --       619,614,769
  Information Technology........    271,012,265           --   --       271,012,265
  Materials.....................    140,654,005           --   --       140,654,005
  Other.........................             --           54   --                54
  Real Estate Investment Trusts.        235,004           --   --           235,004
  Telecommunication Services....    211,948,764           --   --       211,948,764
  Utilities.....................     14,803,017           --   --        14,803,017
Rights/Warrants.................             --           --   --                --
Temporary Cash Investments......     22,324,026           --   --        22,324,026
Securities Lending Collateral...             --  177,958,599   --       177,958,599
                                 -------------- ------------   --    --------------
TOTAL........................... $4,388,629,907 $178,020,467   --    $4,566,650,374
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $172,330 of securities on loan).......... $4,366,368
Temporary Cash Investments at Value & Cost...............................     22,324
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.    177,959
Cash.....................................................................        116
Receivables:
  Dividends and Interest.................................................      4,910
  Securities Lending Income..............................................         85
                                                                          ----------
     Total Assets........................................................  4,571,762
                                                                          ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................    177,959
  Investment Securities Purchased........................................      3,011
  Due to Advisor.........................................................        729
Accrued Expenses and Other Liabilities...................................        308
                                                                          ----------
     Total Liabilities...................................................    182,007
                                                                          ----------
NET ASSETS............................................................... $4,389,755
                                                                          ==========
Investments at Cost...................................................... $2,575,643
                                                                          ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $92).............. $   77,058
    Interest......................................................         19
    Income from Securities Lending................................        700
                                                                   ----------
       Total Investment Income....................................     77,777
                                                                   ----------
  Expenses
    Investment Advisory Services Fees.............................      7,684
    Accounting & Transfer Agent Fees..............................        264
    Custodian Fees................................................         45
    Shareholders' Reports.........................................         12
    Directors'/Trustees' Fees & Expenses..........................         40
    Professional Fees.............................................        116
    Other.........................................................         54
                                                                   ----------
       Total Expenses.............................................      8,215
                                                                   ----------
    Net Investment Income (Loss)..................................     69,562
                                                                   ----------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold..................................     39,747
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities.......................................  1,056,586
                                                                   ----------
    Net Realized and Unrealized Gain (Loss).......................  1,096,333
                                                                   ----------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $1,165,895
                                                                   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Year        Year
                                                                           Ended       Ended
                                                                          Oct. 31,    Oct. 31,
                                                                            2013        2012
                                                                         ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   69,562  $   61,545
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     39,747      64,448
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................  1,056,586     400,114
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....  1,165,895     526,107
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    285,068      96,522
  Withdrawals...........................................................   (367,684)   (217,478)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............    (82,616)   (120,956)
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................  1,083,279     405,151
Net Assets
  Beginning of Year.....................................................  3,306,476   2,901,325
                                                                         ----------  ----------
  End of Year........................................................... $4,389,755  $3,306,476
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                         Year        Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010        2009
----------------------------------------------------- -----------------------------------------------------------
Total Return.........................................      35.92%      18.47%       6.33%      20.38%      12.76%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $4,389,755  $3,306,476  $2,901,325  $2,670,673  $2,289,927
Ratio of Expenses to Average Net Assets..............       0.21%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income to Average Net Assets.       1.82%       1.99%       1.61%       1.40%       2.23%
Portfolio Turnover Rate..............................          5%         10%         20%         25%         28%
-----------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees'
Fees & Expenses. At October 31, 2013, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $102 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. For the year ended October 31, 2013, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid to the CCO by the Trust were $56 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $199,899  $176,761

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                           Federal    Unrealized    Unrealized    Appreciation
                                           Tax Cost  Appreciation (Depreciation) (Depreciation)
                                          ---------- ------------ -------------- --------------
Tax Managed U.S. Marketwide Value Series. $2,776,577  $1,834,742     $(44,668)     $1,790,074

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Series' investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value
  Series..............................     0.91%        $1,887         13         $1        $4,797

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

H. Securities Lending:

   As of October 31, 2013, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. Other:

   On December 13, 2013, the Board of DFAIDG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for each of the following Fund: the Tax-Managed U.S. Equity Portfolio. It is expected that the Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Fund under the Investment Management Agreement will be the same as under the Current Agreements. When the Investment Management Agreement becomes effective, the Fund will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Fund to the Advisor under the Current Agreements.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Tax-Managed U.S. Marketwide Value Series and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, broker, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

     Name, Position                               Portfolios within the
     with the Fund,        Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service           Overseen             Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides     Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and                            investment companies   of Chicago Booth School of Business.
DIG. Trustee of DFAITC
and DEM. The University
of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue Chicago, IL
60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould                Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and                            investment companies   Professor of Economics, The University of Chicago
DIG. Trustee of DFAITC                                                   Booth School of Business (since 1965). Member and
and DEM.                                                                 Chair, Competitive Markets Advisory Committee,
The University of Chicago                                                Chicago Mercantile Exchange (futures trading
Booth School of Business                                                 exchange) (since 2004). Formerly, Director of UNext,
5807 S. Woodlawn                                                         Inc. (1999-2006). Trustee, Harbor Fund (registered
Avenue                                                                   investment company) (30 Portfolios) (since 1994).
Chicago, IL 60637                                                        Formerly, Member of the Board of Milwaukee Mutual
1939                                                                     Insurance Company (1997-2010).
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson            Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and                            investment companies   Management (since 1984). Chairman, CIO and
DIG. Trustee of DFAITC                                                   Partner, Zebra Capital Management, LLC (hedge
and DEM.                                                                 fund manager) (since 2001). Consultant to
Yale School of                                                           Morningstar, Inc. (since 2006). Formerly, Chairman,
Management                                                               Ibbotson Associates, Inc., Chicago, IL (software data
P.O. Box 208200                                                          publishing and consulting) (1977-2006). Formerly,
New Haven,                                                               Director, BIRR Portfolio Analysis, Inc. (software
CT 06520-8200                                                            products) (1990-2010).
1943
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear             Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and                            investment companies   (since 2002). Jack Steele Parker Professor of
DIG. Trustee of DFAITC                                                   Human Resources Management and Economics,
and DEM.                                                                 Graduate School of Business, Stanford University
Stanford University                                                      (since 1995). Cornerstone Research (expert
Graduate School of                                                       testimony and economic and financial analysis)
Business                                                                 (since 2009). Formerly, Chairman of the President
518 Memorial Way                                                         George W. Bush's Council of Economic Advisers
Stanford, CA 94305-5015                                                  (2006-2009). Formerly, Council of Economic
1948                                                                     Advisors, State of California (2005-2006). Formerly,
                                                                         Commissioner, White House Panel on Tax Reform
                                                                         (2005).
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes             Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and                            investment companies   Stanford University (since 1981). Formerly,
DIG. Trustee of DFAITC                                                   Chairman, Platinum Grove Asset Management, L.P.
and DEM.                                                                 (hedge fund) (formerly, Oak Hill Platinum Partners)
c/o Dimensional Fund                                                     (1999-2009). Formerly, Managing Partner, Oak Hill
Advisors, LP                                                             Capital Management (private equity firm) (until
6300 Bee Cave Road                                                       2004). Director, American Century Fund Complex
Building 1                                                               (registered investment companies) (40 Portfolios)
Austin, TX 78746                                                         (since 1980). Formerly, Director, Chicago Mercantile
1941                                                                     Exchange (2001-2008).
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith               Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and                            investment companies   Professor of Accounting, The University of Chicago
DIG.                                                                     Booth School of Business (since 1980). Co-Director
Trustee of DFAITC and                                                    Investment Research, Fundamental Investment
DEM.                                                                     Advisors (hedge fund) (since 2008). Director, HNI
The University of Chicago                                                Corporation (formerly known as HON Industries Inc.)
Booth School of Business                                                 (office furniture) (since 2000). Director, Ryder
5807 S. Woodlawn                                                         System Inc. (transportation, logistics and supply-
Avenue                                                                   chain management) (since 2003). Trustee, UBS
Chicago, IL 60637                                                        Funds (4 investment companies within the fund
1953                                                                     complex) (52 portfolios) (since 2009).

     Name, Position                               Portfolios within the
     with the Fund,        Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service           Overseen             Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
-------------------------------------------------------------------------------------------------------------------------------
David G. Booth               Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                               investment companies   Executive Officer (since January 2010) of
Co-Chief Executive                                                       Dimensional Holdings Inc., Dimensional Fund
Officer and President of                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
DFAIDG and DIG.                                                          DIG and DFAITC. Director of Dimensional Fund
Chairman, Trustee,                                                       Advisors Ltd., Dimensional Funds PLC, Dimensional
Co-Chief Executive                                                       Funds II PLC, DFA Australia Limited, Dimensional
Officer and President of                                                 Cayman Commodity Fund I Ltd., Dimensional Japan
DFAITC and DEM.                                                          Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                      Director and Co-Chief Executive Officer of
Building One Austin,                                                     Dimensional Fund Advisors Canada ULC. President,
Texas 78746                                                              Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                     Oak Hill Partners (since 2001) and VSC Investors,
                                                                         LLC (since 2007). Trustee, The University of
                                                                         Chicago. Trustee, University of Kansas Endowment
                                                                         Association. Formerly, Chief Executive Officer (until
                                                                         2010) and Chief Investment Officer (2003-2007) of
                                                                         Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                         DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                         Holdings Inc. Formerly, Chief Investment Officer of
                                                                         Dimensional Fund Advisors Ltd. Formerly, President
                                                                         and Chief Investment Officer of DFA Australia
                                                                         Limited. Formerly, Director, SA Funds (registered
                                                                         investment company).
-------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                    Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer                                                 Dimensional Fund Advisors LP, DFA Securities LLC,
of DFAIDG and DIG.                                                       DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                        Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                    Executive Officer, President and Chief Investment
Chief Investment Officer                                                 Officer of Dimensional Fund Advisors Canada ULC.
of DFAITC and DEM.                                                       Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                      of DFA Australia Limited. Director of Dimensional
Building One                                                             Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                         Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                     and Dimensional Advisors Ltd., Formerly President
                                                                         of Dimensional Holdings Inc, Dimensional Fund
                                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                         DIG, DFAITC and Dimensional Fund Advisors
                                                                         Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                      Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
                                                       Officers
-------------------------------------------------------------------------------------------------------------------------
April A. Aandal                 Since 2008       Vice President of all the DFA Entities.
Vice President
1963
-------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                Since 2012       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
-------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                 Since 2005       Vice President of all the DFA Entities.
Vice President
1966
-------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                Since 1993       Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
-------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth               Since 2007       Vice President of all the DFA Entities.
Vice President
1968
-------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------
David P. Butler                 Since 2007       Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
-------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
-------------------------------------------------------------------------------------------------------------------------
James G. Charles                Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director for
Vice President                                   Dimensional (2008-2010); Vice President, Client Portfolio Manager at
1956                                             American Century Investments (2001-2008).
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                   Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                Since 2004       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                    Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper                     Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
-------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell              Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (August 2002-January 2012).
1976

                                    Term of Office/1/
   Name, Position with the Fund      and Length of
        and Year of Birth               Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                     Since 2007       Vice President of all the DFA Entities.
Vice President
1949
---------------------------------------------------------------------------------------------------------------------------
George H. Crane                       Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                         President and Managing Director at State Street Bank & Trust
1955                                                   Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                Since 2004       Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                     and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                   Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------
James L. Davis                        Since 1999       Vice President of all the DFA Entities.
Vice President
1956
---------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                       Since 1994       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                         Dimensional Fund Advisors Canada ULC.
1957
---------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                      Since 2010       Vice President of all the DFA Entities. Research Associate for
Vice President                                         Dimensional (since August 2008).
1972
---------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                    Since 2001       Vice President of all the DFA Entities.
Vice President
1970
---------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                    Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                           DFA Australia Limited.
Secretary
1965
---------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                   Since 2004       Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                        Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                         Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                   Manager of Dimensional (since January 2012).
---------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                     Since 2009       Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                         for Dimensional (since June 2006).
1970
---------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                      Since 2007       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                        Since 2012       Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                         at BlackRock (2004-January 2012).
1968
---------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                         Since 2000       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
John T. Gray                          Since 2007       Vice President of all the DFA Entities.
Vice President
1974
---------------------------------------------------------------------------------------------------------------------------
Christian Gunther                     Since 2011       Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                   Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                       (2008-2009); Trader for Dimensional (2004-2008).
---------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                        Since 2007       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                    Since 2005       Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Kevin B. Hight              Since 2005       Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho             Since 2004       Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath          Since 2011       Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine           Since 2013       Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                Since 2004       Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones            Since 2012       Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating          Since 2003       Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper            Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner           Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn             Since 2011       Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich          Since 2004       Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski         Since 2013       Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad            Since 2011       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane             Since 2004       Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao              Since 2011       Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso            Since 2013       Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).

                                          Term of Office/1/
     Name, Position with the Fund           and Length of
           and Year of Birth                   Service                 Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee                            Since 2005            Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                           Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                                 Associate for Dimensional (July 2008-2010).
1980
---------------------------------------------------------------------------------------------------------------------------
John B. Lessley                          Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since January 2008).
1960
---------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                        Since 2009            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since February 2004).
1969
---------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                        Since 2010            Vice President of all the DFA Entities and Dimensional
Vice President                                                 Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
1972                                                           September 2006).
---------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                         Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (Since August 2010). Formerly, Vice
1971                                                           President, Sales and Business Development at AdvisorsIG
                                                               (PPMG) (2009- 2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                          Since 2008            Vice President of all the DFA Entities and Head of Global
Vice President & Head of Global                                Human Resources of Dimensional.
Human Resources
1970
---------------------------------------------------------------------------------------------------------------------------
David R. Martin                          Since 2007            Vice President, Chief Financial Officer and Treasurer of
Vice President, Chief Financial Officer                        all the DFA Entities. Director, Vice President, Chief
and Treasurer                                                  Financial Officer and Treasurer of Dimensional Fund
1956                                                           Advisors Ltd., DFA Australia Limited, Dimensional Advisors
                                                               Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                               Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                               Chief Financial Officer, Treasurer, and Vice President of
                                                               Dimensional SmartNest (US) LLC, and Dimensional Cayman
                                                               Commodity Fund I Ltd. Director of Dimensional Funds PLC and
                                                               Dimensional Funds II PLC. Statutory Auditor of Dimensional
                                                               Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                        Since 2013            Vice President of all the DFA Entities. Client Service
Vice President                                                 Manager for Dimensional (Since 2012). Formerly, Regional
1978                                                           Director for Dimensional (2008-2011; Senior Associate at
                                                               Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                       Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                                 Systems at Dimensional (Since 2011). Formerly, Project
1971                                                           Manager for Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                      Vice President since  Vice President and Secretary of all the DFA Entities.
Vice President and Secretary             1997 and Secretary    Director, Vice President and Secretary of DFA Australia
1964                                     since 2000            Limited and Dimensional Fund Advisors Ltd. (since February
                                                               2002, April 1997 and May 2002, respectively). Vice
                                                               President and Secretary of Dimensional Fund Advisors Canada
                                                               ULC (since June 2003), Dimensional SmartNest (US) LLC,
                                                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
                                                               Ltd. (since February 2012), Dimensional Advisors Ltd.
                                                               (since March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                               (since June 2012) and Dimensional Hong Kong Limited (since
                                                               August 2012). Director, Dimensional Funds PLC and
                                                               Dimensional Funds II PLC (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan Ltd.,
                                                               Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                               Ltd. and Dimensional Hong Kong Limited (since August 2012
                                                               and July 2012).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                          Since 2011            Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                 for Dimensional (2008-2010).
1964
---------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                     Since 2012            Vice President of all DFA Entities. Deputy Chief Compliance
Vice President                                                 Officer of Dimensional (since December 2012). Formerly
1961                                                           Chief Compliance Officer of Wellington Management Company,
                                                               LLP (2004-2011).

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Carolyn L. O                Since 2010       Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd. Deputy General Counsel, Funds (since
    1974                                         2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly          Since 2007       Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki               Since 2010       Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak           Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre              Since 2013       Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier              Since 2013       Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith              Since 2004       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder               Since 2000       Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth           Since 2004       Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman           Since 2004       Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow            Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta             Since 2013       Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten               Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                             Qualifying
                                                                                For
                         Net                                                 Corporate
DFA Investment       Investment    Short-Term     Long-Term                  Dividends   Qualifying  Foreign   Foreign
Dimensions Group       Income     Capital Gain  Capital Gain      Total       Received    Dividend     Tax     Source
Inc.                Distributions Distributions Distributions Distributions Deduction(1) Income(2)  Credit(3) Income(4)
----------------    ------------- ------------- ------------- ------------- ------------ ---------- --------- ---------
Tax-Managed U.S.
 Marketwide Value
 Portfolio.........      100%          --            --            100%         100%        100%       --          3%
Tax-Managed U.S.
 Equity Portfolio..      100%          --            --            100%         100%        100%       --         --
Tax-Managed U.S.
 Targeted Value
 Portfolio.........       39%          --            61%           100%         100%        100%       --         --
Tax-Managed U.S.
 Small Cap
 Portfolio.........      100%          --            --            100%         100%        100%       --         --
T.A. U.S. Core
 Equity 2
 Portfolio.........       93%          --             7%           100%         100%        100%       --         --
Tax-Managed DFA
 International
 Value Portfolio...      100%          --            --            100%         100%        100%        8%       100%
T.A. World ex U.S.
 Core Equity
 Portfolio.........       99%          --             1%           100%         100%        100%        7%       100%

                               Qualifying
                                 Short-
DFA Investment      Qualifying    Term
Dimensions Group     Interest   Capital
Inc.                Income(5)   Gain(6)
----------------    ---------- ----------
Tax-Managed U.S.
 Marketwide Value
 Portfolio.........    100%       100%
Tax-Managed U.S.
 Equity Portfolio..    100%       100%
Tax-Managed U.S.
 Targeted Value
 Portfolio.........    100%       100%
Tax-Managed U.S.
 Small Cap
 Portfolio.........    100%       100%
T.A. U.S. Core
 Equity 2
 Portfolio.........    100%       100%
Tax-Managed DFA
 International
 Value Portfolio...    100%       100%
T.A. World ex U.S.
 Core Equity
 Portfolio.........    100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-002A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA Investment Dimensions Group Inc.
CSTG&E U.S. Social Core Equity 2 Portfolio
CSTG&E International Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents


                                                                     Page
                                                                     ----
       Letter to Shareholders
       Definitions of Abbreviations and Footnotes...................   1
          Performance Charts........................................   2
          Management's Discussion and Analysis......................   3
          Disclosure of Fund Expenses...............................   5
          Disclosure of Portfolio Holdings..........................   6
          Summary Schedules of Portfolio Holdings...................
              CSTG&E U.S. Social Core Equity 2 Portfolio............   7
              CSTG&E International Social Core Equity Portfolio.....  10
          Statements of Assets and Liabilities......................  14
          Statements of Operations..................................  15
          Statements of Changes in Net Assets.......................  16
          Financial Highlights......................................  17
          Notes to Financial Statements.............................  18
          Report of Independent Registered Public Accounting Firm...  26
       Fund Management..............................................  27
       Voting Proxies on Fund Portfolio Securities..................  36
       Notice to Shareholders.......................................  37

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
August 3, 2007-October 31, 2013

                               [CHART]

                CSTG&E U.S. Social Core
                  Equity 2 Portfolio        Russell 3000(R) Index
                -----------------------     ---------------------
  8/3/2007             $10,000                     $10,000
 8/31/2007              10,230                      10,310
 9/30/2007              10,523                      10,686
10/31/2007              10,663                      10,882
11/30/2007              10,042                      10,392
12/31/2007               9,971                      10,329
 1/31/2008               9,437                       9,703
 2/29/2008               9,146                       9,402
 3/31/2008               9,120                       9,346
 4/30/2008               9,634                       9,814
 5/31/2008               9,896                      10,015
 6/30/2008               9,011                       9,188
 7/31/2008               8,941                       9,115
 8/31/2008               9,123                       9,256
 9/30/2008               8,257                       8,386
10/31/2008               6,640                       6,899
11/30/2008               6,020                       6,354
12/31/2008               6,159                       6,476
 1/31/2009               5,492                       5,932
 2/28/2009               4,866                       5,311
 3/31/2009               5,340                       5,776
 4/30/2009               6,134                       6,384
 5/31/2009               6,422                       6,725
 6/30/2009               6,385                       6,747
 7/31/2009               6,975                       7,273
 8/31/2009               7,244                       7,532
 9/30/2009               7,612                       7,848
10/31/2009               7,321                       7,646
11/30/2009               7,664                       8,081
12/31/2009               7,986                       8,311
 1/31/2010               7,694                       8,011
 2/28/2010               8,049                       8,283
 3/31/2010               8,629                       8,805
 4/30/2010               8,995                       8,995
 5/31/2010               8,284                       8,284
 6/30/2010               7,690                       7,808
 7/31/2010               8,309                       8,350
 8/31/2010               7,805                       7,957
 9/30/2010               8,605                       8,709
10/31/2010               8,942                       9,049
11/30/2010               9,132                       9,101
12/31/2010               9,844                       9,718
 1/31/2011              10,045                       9,930
 2/28/2011              10,490                      10,292
 3/31/2011              10,636                      10,338
 4/30/2011              10,848                      10,646
 5/31/2011              10,625                      10,524
 6/30/2011              10,436                      10,335
 7/31/2011              10,117                      10,099
 8/31/2011               9,329                       9,493
 9/30/2011               8,415                       8,756
10/31/2011               9,589                       9,764
11/30/2011               9,546                       9,738
12/31/2011               9,614                       9,818
 1/31/2012              10,141                      10,313
 2/29/2012              10,560                      10,749
 3/31/2012              10,823                      11,081
 4/30/2012              10,705                      11,008
 5/31/2012               9,963                      10,328
 6/30/2012              10,333                      10,732
 7/31/2012              10,387                      10,839
 8/31/2012              10,722                      11,109
 9/30/2012              11,024                      11,401
10/31/2012              10,926                      11,204
11/30/2012              11,013                      11,291
12/31/2012              11,261                      11,429
 1/31/2013              11,950                      12,056
 2/28/2013              12,114                      12,216
 3/31/2013              12,601                      12,695
 4/30/2013              12,645                      12,903
 5/31/2013              13,116                      13,207
 6/30/2013              12,977                      13,036
 7/31/2013              13,748                      13,750           Past performance is not predictive of
 8/31/2013              13,307                      13,366           future performance.
 9/30/2013              13,889                      13,863
10/31/2013              14,452                      14,452           The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
                                                                     redemption of fund shares.
        Average Annual       One       Five          From
        Total Return         Year      Years      08/03/2007         Russell data copyright (C) Russell
        --------------------------------------------------------     Investment Group 1995-2013, all rights
                            32.27%     16.83%       6.08%            reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
August 3, 2007-October 31, 2013

                              [CHART]

                  CSTG&E International      MSCI World ex USA Index
             Social Core Equity Portfolio       (net dividends)
             ----------------------------   -----------------------
  8/3/2007              $10,000                     $10,000
 8/31/2007                9,990                      10,002
 9/30/2007               10,473                      10,571
10/31/2007               11,003                      11,030
11/30/2007               10,433                      10,599
12/31/2007               10,184                      10,400
 1/31/2008                9,389                       9,462
 2/29/2008                9,400                       9,633
 3/31/2008                9,451                       9,496
 4/30/2008                9,874                      10,024
 5/31/2008               10,045                      10,176
 6/30/2008                9,124                       9,384
 7/31/2008                8,755                       9,051
 8/31/2008                8,396                       8,700
 9/30/2008                7,384                       7,444
10/31/2008                5,737                       5,896
11/30/2008                5,417                       5,576
12/31/2008                5,817                       5,870
 1/31/2009                5,141                       5,322
 2/28/2009                4,589                       4,783
 3/31/2009                4,984                       5,099
 4/30/2009                5,724                       5,756
 5/31/2009                6,568                       6,484
 6/30/2009                6,507                       6,417
 7/31/2009                7,140                       7,020
 8/31/2009                7,552                       7,356
 9/30/2009                7,910                       7,660
10/31/2009                7,645                       7,537
11/30/2009                7,867                       7,723
12/31/2009                7,938                       7,846
 1/31/2010                7,597                       7,478
 2/28/2010                7,608                       7,471
 3/31/2010                8,169                       7,952
 4/30/2010                8,127                       7,833
 5/31/2010                7,177                       6,969
 6/30/2010                7,056                       6,868
 7/31/2010                7,834                       7,503
 8/31/2010                7,488                       7,279
 9/30/2010                8,283                       7,977
10/31/2010                8,586                       8,261
11/30/2010                8,218                       7,911
12/31/2010                9,006                       8,548
 1/31/2011                9,246                       8,732
 2/28/2011                9,551                       9,056
 3/31/2011                9,379                       8,875
 4/30/2011                9,893                       9,358
 5/31/2011                9,565                       9,080
 6/30/2011                9,431                       8,951
 7/31/2011                9,187                       8,804
 8/31/2011                8,388                       8,059
 9/30/2011                7,457                       7,250
10/31/2011                8,103                       7,955
11/30/2011                7,858                       7,587
12/31/2011                7,648                       7,505
 1/31/2012                8,234                       7,910
 2/29/2012                8,650                       8,345
 3/31/2012                8,635                       8,283
 4/30/2012                8,432                       8,142
 5/31/2012                7,417                       7,214
 6/30/2012                7,865                       7,687
 7/31/2012                7,842                       7,782
 8/31/2012                8,140                       8,004
 9/30/2012                8,418                       8,247
10/31/2012                8,498                       8,305
11/30/2012                8,636                       8,480
12/31/2012                9,036                       8,736
 1/31/2013                9,408                       9,166
 2/28/2013                9,315                       9,075
 3/31/2013                9,413                       9,146
 4/30/2013                9,796                       9,563
 5/31/2013                9,530                       9,349
 6/30/2013                9,247                       8,999
 7/31/2013                9,825                       9,477
 8/31/2013                9,719                       9,355            Past performance is not predictive of
 9/30/2013               10,484                      10,017            future performance.
10/31/2013               10,839                      10,353
                                                                       The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
        Average Annual       One       Five          From              redemption of fund shares.
        Total Return         Year      Years      08/03/2007
        ---------------------------------------------------------      MSCI data copyright MSCI 2013, all
                            27.54%     13.57%       1.30%              rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

CSTG&E U.S. Social Core Equity 2 Portfolio

   The CSTG&E U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 32.27% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large caps while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------
                                                U.S. Dollar Return
                                                ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

CSTG&E International Social Core Equity Portfolio

   The CSTG&E International Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens performed by a third-party provider. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 27.54% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large and mid cap stocks. International small cap stocks generally outperformed international large and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks benefited the Portfolio's relative performance. The Portfolio's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed growth stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                         Six Months Ended October 31, 2013
EXPENSE TABLES
                                                   Beginning  Ending              Expenses
                                                    Account  Account   Annualized   Paid
                                                     Value    Value     Expense    During
                                                   05/01/13  10/31/13    Ratio*   Period*
                                                   --------- --------- ---------- --------
CSTG&E U.S. Social Core Equity 2 Portfolio
------------------------------------------
Actual Fund Return................................ $1,000.00 $1,143.00    0.34%    $1.84
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.49    0.34%    $1.73

CSTG&E International Social Core Equity Portfolio
-------------------------------------------------
Actual Fund Return................................ $1,000.00 $1,106.40    0.55%    $2.92
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.43    0.55%    $2.80

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

    CSTG&E U.S. Social Core Equity 2 Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   5.6%
Energy.......................................  13.7%
Financials...................................  23.5%
Industrials..................................  16.6%
Information Technology.......................  14.1%
Materials....................................   5.9%
Other........................................    --
Telecommunication Services...................   2.5%
Utilities....................................   2.5%
                                              -----
                                              100.0%

 CSTG&E International Social Core Equity Portfolio
Consumer Discretionary.......................  13.6%
Consumer Staples.............................   6.2%
Energy.......................................   9.8%
Financials...................................  28.7%
Industrials..................................  17.4%
Information Technology.......................   5.9%
Materials....................................  11.3%
Other........................................    --
Telecommunication Services...................   3.8%
Utilities....................................   3.3%
                                              -----
                                              100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                   Percentage
                                              Shares   Value+    of Net Assets**
                                              ------   ------    ---------------
COMMON STOCKS -- (69.1%)
Consumer Discretionary -- (10.8%)
*   Amazon.com, Inc..........................    700 $   254,821            0.3%
    Comcast Corp. Class A.................... 11,509     547,598            0.6%
    Home Depot, Inc. (The)...................  2,936     228,685            0.3%
#   Time Warner Cable, Inc...................  2,380     285,957            0.3%
    Time Warner, Inc.........................  8,366     575,079            0.7%
#   Walt Disney Co. (The)....................  8,100     555,579            0.6%
    Other Securities.........................         11,459,824           12.8%
                                                     -----------           -----
Total Consumer Discretionary.................         13,907,543           15.6%
                                                     -----------           -----
Consumer Staples -- (3.9%)
    Mondelez International, Inc. Class A..... 10,303     346,593            0.4%
    PepsiCo, Inc.............................  2,979     250,504            0.3%
    Procter & Gamble Co. (The)...............  9,400     759,050            0.9%
#   Wal-Mart Stores, Inc.....................  5,000     383,750            0.4%
    Other Securities.........................          3,262,168            3.6%
                                                     -----------           -----
Total Consumer Staples.......................          5,002,065            5.6%
                                                     -----------           -----
Energy -- (9.5%)
    Anadarko Petroleum Corp..................  3,500     333,515            0.4%
    Apache Corp..............................  2,351     208,769            0.2%
    Chevron Corp............................. 17,800   2,135,288            2.4%
    ConocoPhillips...........................  8,900     652,370            0.7%
    EOG Resources, Inc.......................  1,771     315,946            0.4%
    Exxon Mobil Corp......................... 20,079   1,799,480            2.0%
    National Oilwell Varco, Inc..............  3,000     243,540            0.3%
    Occidental Petroleum Corp................  2,800     269,024            0.3%
    Phillips 66..............................  4,450     286,713            0.3%
    Pioneer Natural Resources Co.............  1,100     225,258            0.3%
    Schlumberger, Ltd........................  2,905     272,257            0.3%
#   Valero Energy Corp.......................  5,000     205,850            0.2%
    Other Securities.........................          5,273,735            5.9%
                                                     -----------           -----
Total Energy.................................         12,221,745           13.7%
                                                     -----------           -----
Financials -- (16.2%)
    American International Group, Inc........  8,485     438,250            0.5%
    Bank of America Corp..................... 36,276     506,413            0.6%
*   Berkshire Hathaway, Inc. Class B.........  2,400     276,192            0.3%
    Capital One Financial Corp...............  3,500     240,345            0.3%
#   Chubb Corp. (The)........................  2,512     231,305            0.3%
    Citigroup, Inc........................... 17,634     860,187            1.0%
    Goldman Sachs Group, Inc. (The)..........  3,440     553,358            0.6%
    JPMorgan Chase & Co...................... 23,109   1,191,038            1.3%
    MetLife, Inc.............................  5,828     275,723            0.3%
    PNC Financial Services Group, Inc. (The).  4,300     316,179            0.4%
    Prudential Financial, Inc................  3,600     293,004            0.3%
    Travelers Cos., Inc. (The)...............  3,008     259,590            0.3%
    U.S. Bancorp.............................  8,200     306,352            0.4%
    Wells Fargo & Co......................... 31,743   1,355,109            1.5%
    Other Securities.........................         13,781,958           15.3%
                                                     -----------           -----
Total Financials.............................         20,885,003           23.4%
                                                     -----------           -----

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (11.5%)
#     FedEx Corp.........................................     2,068 $    270,908            0.3%
      General Electric Co................................    38,178      997,973            1.1%
#     Norfolk Southern Corp..............................     3,180      273,544            0.3%
      Union Pacific Corp.................................     2,900      439,060            0.5%
      Other Securities...................................             12,831,901           14.4%
                                                                    ------------          ------
Total Industrials........................................             14,813,386           16.6%
                                                                    ------------          ------
Information Technology -- (9.7%)
      Apple, Inc.........................................     1,600      835,760            0.9%
      Cisco Systems, Inc.................................    14,702      330,795            0.4%
      Fidelity National Information Services, Inc........     4,349      212,014            0.2%
*     Google, Inc. Class A...............................       400      412,232            0.5%
      International Business Machines Corp...............     2,200      394,262            0.5%
      Microsoft Corp.....................................    14,200      501,970            0.6%
      QUALCOMM, Inc......................................     3,200      222,304            0.3%
#     Visa, Inc. Class A.................................     1,400      275,338            0.3%
      Other Securities...................................              9,357,916           10.3%
                                                                    ------------          ------
Total Information Technology.............................             12,542,591           14.0%
                                                                    ------------          ------
Materials -- (4.1%)
      Other Securities...................................              5,259,214            5.9%
                                                                    ------------          ------
Other -- (0.0%)
      Other Securities...................................                     --            0.0%
                                                                    ------------          ------

Telecommunication Services -- (1.7%)
      AT&T, Inc..........................................    31,480    1,139,576            1.3%
      Verizon Communications, Inc........................     8,600      434,386            0.5%
      Other Securities...................................                619,053            0.7%
                                                                    ------------          ------
Total Telecommunication Services.........................              2,193,015            2.5%
                                                                    ------------          ------

Utilities -- (1.7%)
      Other Securities...................................              2,200,624            2.5%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................             89,025,186           99.8%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     --            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%.   195,353      195,353            0.2%
                                                                    ------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (30.7%)
(S)@  DFA Short Term Investment Fund..................... 3,419,809   39,567,188           44.3%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $103,220,801)..................................             $128,787,727          144.3%
                                                                    ============          ======

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                 ----------- ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $13,907,543          --   --    $ 13,907,543
    Consumer Staples............   5,002,065          --   --       5,002,065
    Energy......................  12,221,745          --   --      12,221,745
    Financials..................  20,884,915 $        88   --      20,885,003
    Industrials.................  14,811,811       1,575   --      14,813,386
    Information Technology......  12,542,591          --   --      12,542,591
    Materials...................   5,259,214          --   --       5,259,214
    Other.......................          --          --   --              --
    Telecommunication Services..   2,193,015          --   --       2,193,015
    Utilities...................   2,200,624          --   --       2,200,624
  Rights/Warrants...............          --          --   --              --
  Temporary Cash Investments....     195,353          --   --         195,353
  Securities Lending Collateral.          --  39,567,188   --      39,567,188
                                 ----------- -----------   --    ------------
  TOTAL......................... $89,218,876 $39,568,851   --    $128,787,727
                                 =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                      Percentage
                                                 Shares   Value++   of Net Assets**
                                                 ------   -------   ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (6.2%)
    Australia & New Zealand Banking Group, Ltd.. 15,071 $   482,277            0.5%
    Commonwealth Bank of Australia..............  3,519     253,377            0.2%
    National Australia Bank, Ltd................ 16,389     547,734            0.5%
    Wesfarmers, Ltd.............................  7,768     315,217            0.3%
    Westpac Banking Corp........................  8,282     268,893            0.3%
#   Westpac Banking Corp. Sponsored ADR.........  9,000     293,850            0.3%
    Other Securities............................          5,267,769            4.6%
                                                        -----------          ------
TOTAL AUSTRALIA.................................          7,429,117            6.7%
                                                        -----------          ------

AUSTRIA -- (0.6%)
    Other Securities............................            687,136            0.6%
                                                        -----------          ------
BELGIUM -- (1.0%)
    Other Securities............................          1,275,301            1.2%
                                                        -----------          ------
CANADA -- (8.3%)
    Bank of Nova Scotia.........................  4,072     247,565            0.2%
#   Royal Bank of Canada........................  4,751     319,057            0.3%
    Toronto-Dominion Bank (The).................  4,400     403,602            0.4%
    Other Securities............................          9,072,179            8.2%
                                                        -----------          ------
TOTAL CANADA....................................         10,042,403            9.1%
                                                        -----------          ------

CHINA -- (0.0%)
    Other Securities............................              4,456            0.0%
                                                        -----------          ------
DENMARK -- (0.9%)
    Other Securities............................          1,122,109            1.0%
                                                        -----------          ------
FINLAND -- (1.8%)
#*  Nokia Oyj................................... 45,260     344,011            0.3%
    Other Securities............................          1,796,945            1.6%
                                                        -----------          ------
TOTAL FINLAND...................................          2,140,956            1.9%
                                                        -----------          ------

FRANCE -- (7.5%)
    BNP Paribas SA..............................  8,138     600,366            0.5%
    Cie de St-Gobain............................  5,953     312,473            0.3%
    GDF Suez.................................... 10,842     268,706            0.2%
    Societe Generale SA.........................  4,966     280,527            0.3%
    Total SA....................................  6,697     410,881            0.4%
    Total SA Sponsored ADR......................  6,258     382,864            0.4%
    Vivendi SA.................................. 11,384     288,237            0.3%
    Other Securities............................          6,491,837            5.8%
                                                        -----------          ------
TOTAL FRANCE....................................          9,035,891            8.2%
                                                        -----------          ------

GERMANY -- (5.6%)
    Allianz SE..................................  3,532     593,031            0.6%
    BASF SE.....................................  3,847     399,374            0.4%
    Daimler AG..................................  7,047     576,971            0.5%
#   Deutsche Bank AG............................  7,500     362,400            0.3%
    Deutsche Telekom AG......................... 17,467     274,489            0.3%
    Muenchener Rueckversicherungs AG............  1,388     289,582            0.3%
    Other Securities............................          4,246,576            3.7%
                                                        -----------          ------
TOTAL GERMANY...................................          6,742,423            6.1%
                                                        -----------          ------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 GREECE -- (0.2%)
     Other Securities......................         $   309,611            0.3%
                                                    -----------          ------
 HONG KONG -- (2.5%)
     Other Securities......................           2,969,345            2.7%
                                                    -----------          ------
 IRELAND -- (0.5%)
     Other Securities......................             615,428            0.6%
                                                    -----------          ------
 ISRAEL -- (0.4%)
     Other Securities......................             490,392            0.4%
                                                    -----------          ------
 ITALY -- (2.0%)
     UniCredit SpA.........................  37,986     285,145            0.3%
     Other Securities......................           2,137,924            1.9%
                                                    -----------          ------
 TOTAL ITALY...............................           2,423,069            2.2%
                                                    -----------          ------

 JAPAN -- (19.5%)
     Honda Motor Co., Ltd..................   6,900     275,537            0.3%
     Mitsubishi UFJ Financial Group, Inc... 109,270     695,860            0.6%
     Mizuho Financial Group, Inc........... 169,200     355,161            0.3%
     Sumitomo Mitsui Financial Group, Inc..   8,564     413,948            0.4%
 #   Toyota Motor Corp. Sponsored ADR......   3,508     454,005            0.4%
     Other Securities......................          21,266,937           19.2%
                                                    -----------          ------
 TOTAL JAPAN...............................          23,461,448           21.2%
                                                    -----------          ------

 NETHERLANDS -- (2.4%)
     Other Securities......................           2,885,835            2.6%
                                                    -----------          ------
 NEW ZEALAND -- (0.3%)
     Other Securities......................             318,114            0.3%
                                                    -----------          ------
 NORWAY -- (1.1%)
     Other Securities......................           1,281,666            1.2%
                                                    -----------          ------
 PORTUGAL -- (0.3%)
     Other Securities......................             346,784            0.3%
                                                    -----------          ------
 SINGAPORE -- (1.4%)
     Other Securities......................           1,734,484            1.6%
                                                    -----------          ------
 SPAIN -- (2.3%)
     Banco Santander SA Sponsored ADR......  37,082     330,401            0.3%
     Other Securities......................           2,515,080            2.3%
                                                    -----------          ------
 TOTAL SPAIN...............................           2,845,481            2.6%
                                                    -----------          ------

 SWEDEN -- (2.6%)
     Nordea Bank AB........................  19,916     254,756            0.2%
     Other Securities......................           2,862,039            2.6%
                                                    -----------          ------
 TOTAL SWEDEN..............................           3,116,795            2.8%
                                                    -----------          ------

 SWITZERLAND -- (5.9%)
     ABB, Ltd..............................  14,101     359,259            0.3%
     Credit Suisse Group AG................  10,947     340,539            0.3%
     Nestle SA.............................  16,181   1,168,008            1.1%
     Swiss Re AG...........................   4,151     364,386            0.3%
     UBS AG................................  16,424     317,658            0.3%
     Zurich Insurance Group AG.............   1,748     483,013            0.4%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                               Percentage
                                                                        Shares    Value++    of Net Assets**
                                                                        ------    -------    ---------------
SWITZERLAND -- (Continued)
      Other Securities.................................................         $  4,062,092            3.7%
                                                                                ------------          ------
TOTAL SWITZERLAND......................................................            7,094,955            6.4%
                                                                                ------------          ------
UNITED KINGDOM -- (17.9%)
      Barclays P.L.C. Sponsored ADR....................................  29,855      501,863            0.5%
      BG Group P.L.C...................................................  15,156      309,177            0.3%
      BP P.L.C. Sponsored ADR..........................................  24,497    1,139,111            1.0%
      HSBC Holdings P.L.C. Sponsored ADR...............................  26,824    1,476,393            1.3%
      Legal & General Group P.L.C......................................  71,615      248,204            0.2%
#*    Lloyds Banking Group P.L.C. ADR..................................  66,758      335,793            0.3%
      Prudential P.L.C. ADR............................................   6,900      282,624            0.3%
#     Rio Tinto P.L.C. Sponsored ADR...................................   7,139      361,947            0.3%
      Royal Dutch Shell P.L.C. ADR(780259107)..........................  15,447    1,073,875            1.0%
      Royal Dutch Shell P.L.C. ADR(780259206)..........................  10,328      688,465            0.6%
      Standard Chartered P.L.C.........................................  12,061      289,584            0.3%
      Tesco P.L.C......................................................  81,338      474,456            0.4%
      Vodafone Group P.L.C. Sponsored ADR..............................  28,773    1,059,422            1.0%
      Other Securities.................................................           13,344,428           12.1%
                                                                                ------------          ------
TOTAL UNITED KINGDOM...................................................           21,585,342           19.6%
                                                                                ------------          ------
TOTAL COMMON STOCKS....................................................          109,958,541           99.6%
                                                                                ------------          ------

PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
      Other Securities.................................................                  590            0.0%
                                                                                ------------          ------
TOTAL PREFERRED STOCKS.................................................                  590            0.0%
                                                                                ------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.................................................                   --            0.0%
                                                                                ------------          ------
ITALY -- (0.0%)
      Other Securities.................................................                  212            0.0%
                                                                                ------------          ------
SPAIN -- (0.0%)
      Other Securities.................................................                3,756            0.0%
                                                                                ------------          ------
TOTAL RIGHTS/WARRANTS..................................................                3,968            0.0%
                                                                                ------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount    Value+
                                                                        -------   ------            -
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund................................... 864,304   10,000,000            9.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $658,481 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $595,477) to be repurchased at $583,803...............    $584      583,801            0.5%
                                                                                ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................           10,583,801            9.6%
                                                                                ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $122,035,555)................................................           $120,546,900          109.2%
                                                                                ============          ======

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                 ----------- ----------- ------- ------------
  Common Stocks
    Australia................... $   480,616 $ 6,948,501   --    $  7,429,117
    Austria.....................          --     687,136   --         687,136
    Belgium.....................      70,334   1,204,967   --       1,275,301
    Canada......................  10,038,672       3,731   --      10,042,403
    China.......................       1,343       3,113   --           4,456
    Denmark.....................          --   1,122,109   --       1,122,109
    Finland.....................     266,281   1,874,675   --       2,140,956
    France......................     951,584   8,084,307   --       9,035,891
    Germany.....................     669,665   6,072,758   --       6,742,423
    Greece......................       2,989     306,622   --         309,611
    Hong Kong...................      14,226   2,955,119   --       2,969,345
    Ireland.....................     109,202     506,226   --         615,428
    Israel......................      33,812     456,580   --         490,392
    Italy.......................     368,948   2,054,121   --       2,423,069
    Japan.......................   1,098,642  22,362,806   --      23,461,448
    Netherlands.................     434,564   2,451,271   --       2,885,835
    New Zealand.................          --     318,114   --         318,114
    Norway......................     104,646   1,177,020   --       1,281,666
    Portugal....................      13,241     333,543   --         346,784
    Singapore...................          --   1,734,484   --       1,734,484
    Spain.......................     685,655   2,159,826   --       2,845,481
    Sweden......................     227,883   2,888,912   --       3,116,795
    Switzerland.................     579,096   6,515,859   --       7,094,955
    United Kingdom..............   8,403,954  13,181,388   --      21,585,342
  Preferred Stocks
    United Kingdom..............          --         590   --             590
  Rights/Warrants
    Hong Kong...................          --          --   --              --
    Italy.......................          --         212   --             212
    Spain.......................          --       3,756   --           3,756
  Securities Lending Collateral.          --  10,583,801   --      10,583,801
                                 ----------- -----------   --    ------------
  TOTAL......................... $24,555,353 $95,991,547   --    $120,546,900
                                 =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                                                           CSTG&E
                                                                                           CSTG&E U.S.  International
                                                                                           Social Core   Social Core
                                                                                            Equity 2       Equity
                                                                                            Portfolio    Portfolio *
                                                                                          ------------  -------------
ASSETS:
Investments at Value (including $38,511 and $10,252 of securities on loan, respectively). $     89,026  $    109,963
Temporary Cash Investments at Value & Cost...............................................          195            --
Collateral Received from Securities on Loan at Value & Cost..............................           --           584
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.................       39,567        10,000
Foreign Currencies at Value..............................................................           --           206
Cash.....................................................................................           --            75
Receivables:
  Investment Securities Sold.............................................................            3             2
  Dividends, Interest and Tax Reclaims...................................................           64           243
  Securities Lending Income..............................................................            6             8
  Fund Shares Sold.......................................................................            8             3
Prepaid Expenses and Other Assets........................................................           --             1
                                                                                          ------------  ------------
     Total Assets........................................................................      128,869       121,085
                                                                                          ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................................       39,567        10,584
  Investment Securities Purchased........................................................           --             4
  Due to Advisor.........................................................................           20            38
Accrued Expenses and Other Liabilities...................................................           13            21
                                                                                          ------------  ------------
     Total Liabilities...................................................................       39,600        10,647
                                                                                          ------------  ------------
NET ASSETS............................................................................... $     89,269  $    110,438
                                                                                          ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................    6,826,306    12,060,170
                                                                                          ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $      13.08  $       9.16
                                                                                          ============  ============
Investments at Cost...................................................................... $     63,459  $    111,452
                                                                                          ============  ============
Foreign Currencies at Cost............................................................... $         --  $        206
                                                                                          ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................... $     68,737  $    114,558
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...          157           301
Accumulated Net Realized Gain (Loss).....................................................       (5,192)       (2,933)
Net Unrealized Foreign Exchange Gain (Loss)..............................................           --             1
Net Unrealized Appreciation (Depreciation)...............................................       25,567        (1,489)
                                                                                          ------------  ------------
NET ASSETS............................................................................... $     89,269  $    110,438
                                                                                          ============  ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................  300,000,000   300,000,000
                                                                                          ============  ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                         CSTG&E
                                                                          CSTG&E U.S. International
                                                                          Social Core  Social Core
                                                                           Equity 2      Equity
                                                                           Portfolio    Portfolio
                                                                          ----------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $1 and $182, respectively).   $ 1,685      $ 2,363
  Interest...............................................................         1           --
  Income from Securities Lending.........................................        61          117
                                                                            -------      -------
     Total Investment Income.............................................     1,747        2,480
                                                                            -------      -------
Expenses
  Investment Advisory Services Fees......................................       230          337
  Accounting & Transfer Agent Fees.......................................        15           23
  Custodian Fees.........................................................        11           33
  Filing Fees............................................................         1            4
  Shareholders' Reports..................................................         5            4
  Directors'/Trustees' Fees & Expenses...................................         1            1
  Professional Fees......................................................         2            2
  Other..................................................................        29           42
                                                                            -------      -------
     Total Expenses......................................................       294          446
                                                                            -------      -------
  Fees Paid Indirectly...................................................        --           --
                                                                            -------      -------
  Net Expenses...........................................................       294          446
                                                                            -------      -------
  Net Investment Income (Loss)...........................................     1,453        2,034
                                                                            -------      -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................       675          (86)
    Foreign Currency Transactions........................................        --          (24)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    21,536       19,724
    Translation of Foreign Currency Denominated Amounts..................        --            4
                                                                            -------      -------
  Net Realized and Unrealized Gain (Loss)................................    22,211       19,618
                                                                            -------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $23,664      $21,652
                                                                            =======      =======

                See accompanying Notes to Financial Statements.

\


                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   CSTG&E U.S. Social Core CSTG&E International
                                                                   Equity 2 Portfolio      Social Core Equity Portfolio
                                                                   ----------------------  ---------------------------
                                                                     Year        Year        Year           Year
                                                                    Ended       Ended       Ended          Ended
                                                                   Oct. 31,    Oct. 31,    Oct. 31,       Oct. 31,
                                                                     2013        2012        2013           2012
                                                                   --------    --------    --------       --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................... $  1,453    $  1,272    $  2,034       $ 1,894
  Capital Gain Distributions Received from Affiliated Investment
   Company........................................................       --           1          --            --
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................      675      (1,508)        (86)       (1,888)
    Foreign Currency Transactions.................................       --          --         (24)           (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................   21,536      10,429      19,724         2,672
    Translation of Foreign Currency Denominated Amounts...........       --          --           4            (5)
                                                                    --------    --------     --------     -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..................................................   23,664      10,194      21,652         2,668
                                                                    --------    --------     --------     -------
Distributions From:
  Net Investment Income...........................................   (1,515)     (1,213)     (2,071)       (1,881)
                                                                    --------    --------     --------     -------
     Total Distributions..........................................   (1,515)     (1,213)     (2,071)       (1,881)
                                                                    --------    --------     --------     -------
Capital Share Transactions (1):
  Shares Issued...................................................    1,318       1,123      29,491         1,126
  Shares Issued in Lieu of Cash Distributions.....................    1,515       1,213       2,071         1,881
  Shares Redeemed.................................................  (11,910)    (10,366)     (5,607)       (6,602)
                                                                    --------    --------     --------     -------
     Net Increase (Decrease) from Capital Share
      Transactions................................................   (9,077)     (8,030)     25,955        (3,595)
                                                                    --------    --------     --------     -------
     Total Increase (Decrease) in Net Assets......................   13,072         951      45,536        (2,808)
Net Assets
  Beginning of Year...............................................   76,197      75,246      64,902        67,710
                                                                    --------    --------     --------     -------
  End of Year..................................................... $ 89,269    $ 76,197    $110,438       $64,902
                                                                    ========    ========     ========     =======
(1) Shares Issued and Redeemed:
  Shares Issued...................................................      120         118       3,692           158
  Shares Issued in Lieu of Cash Distributions.....................      136         130         258           277
  Shares Redeemed.................................................     (995)     (1,063)       (677)         (962)
                                                                    --------    --------     --------     -------
     Net Increase (Decrease) from Shares Issued and
      Redeemed....................................................     (739)       (815)      3,273          (527)
                                                                    ========    ========     ========     =======
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)........................................ $    157    $    215    $    301       $   350

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)



                                                                           CSTG&E U.S. Social Core Equity 2 Portfolio
                                                                          -------------------------------------------
                                                                            Year     Year     Year     Year     Year
                                                                           Ended    Ended    Ended    Ended    Ended
                                                                          Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                            2013     2012     2011     2010     2009
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $ 10.07  $  8.98  $  8.49  $  7.05  $  6.53
                                                                          -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................    0.20     0.16     0.13     0.11     0.12
  Net Gains (Losses) on Securities (Realized and Unrealized).............    3.01     1.08     0.49     1.44     0.53
                                                                          -------  -------  -------  -------  -------
   Total from Investment Operations......................................    3.21     1.24     0.62     1.55     0.65
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................   (0.20)   (0.15)   (0.13)   (0.11)   (0.13)
                                                                          -------  -------  -------  -------  -------
   Total Distributions...................................................   (0.20)   (0.15)   (0.13)   (0.11)   (0.13)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $ 13.08  $ 10.07  $  8.98  $  8.49  $  7.05
========================================================================= ======== ======== ======== ======== ========
Total Return.............................................................   32.27%   13.94%    7.24%   22.14%   10.26%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $89,269  $76,197  $75,246  $82,083  $72,368
Ratio of Expenses to Average Net Assets..................................    0.35%    0.36%    0.38%    0.37%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).    0.35%    0.36%    0.38%    0.37%    0.40%
Ratio of Net Investment Income to Average Net Assets.....................    1.71%    1.65%    1.36%    1.36%    1.89%
Portfolio Turnover Rate..................................................       4%       9%       9%       7%      12%
-----------------------------------------------------------------------------------------------------------------------

                                                                          CSTG&E International Social Core Equity Portfolio
                                                                          ---------------------------------------------
                                                                            Year         Year     Year      Year     Year
                                                                           Ended        Ended    Ended     Ended    Ended
                                                                          Oct. 31,     Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                            2013         2012     2011      2010     2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $   7.39     $  7.27  $  7.92   $  7.21  $  5.57
                                                                          --------     -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.21        0.21     0.22      0.16     0.16
  Net Gains (Losses) on Securities (Realized and Unrealized).............     1.79        0.12    (0.64)     0.70     1.65
                                                                          --------     -------  -------   -------  -------
   Total from Investment Operations......................................     2.00        0.33    (0.42)     0.86     1.81
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.23)      (0.21)   (0.23)    (0.15)   (0.17)
                                                                          --------     -------  -------   -------  -------
   Total Distributions...................................................    (0.23)      (0.21)   (0.23)    (0.15)   (0.17)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $   9.16     $  7.39  $  7.27   $  7.92  $  7.21
========================================================================= ========     ======== ========  ======== ========
Total Return.............................................................    27.54%       4.87%   (5.62)%   12.32%   33.26%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $110,438     $64,902  $67,710   $84,836  $76,201
Ratio of Expenses to Average Net Assets..................................     0.56%       0.60%    0.58%     0.56%    0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.56%       0.60%    0.58%     0.56%    0.60%
Ratio of Net Investment Income to Average Net Assets.....................     2.54%       3.00%    2.76%     2.12%    2.69%
Portfolio Turnover Rate..................................................        8%          7%       6%        5%      10%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   CSTG&E International Social Core Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the CSTG&E International Social Core Equity

Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                            Fees Paid
                                                            Indirectly
                                                            ----------
         CSTG&E International Social Core Equity Portfolio.    $--

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ $3
             CSTG&E International Social Core Equity Portfolio.  3

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         Purchases  Sales
                                                         --------- -------
      CSTG&E U.S. Social Core Equity 2 Portfolio........  $ 3,225  $11,535
      CSTG&E International Social Core Equity Portfolio.   32,558    6,519

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                               Increase       Increase
                                                              (Decrease)     (Decrease)
                                               Increase     Undistributed   Accumulated
                                              (Decrease)    Net Investment  Net Realized
                                            Paid-In Capital     Income     Gains (Losses)
                                            --------------- -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio.                      $  4           $(4)
CSTG&E International Social Core Equity
  Portfolio................................                       (12)           12

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                                   Net Investment
                                                     Income and
                                                     Short-Term     Long-Term
                                                   Capital Gains  Capital Gains Total
                                                   -------------- ------------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio
2012..............................................     $1,213                   $1,213
2013..............................................      1,515                    1,515
CSTG&E International Social Core Equity Portfolio
2012..............................................      1,881                    1,881
2013..............................................      2,071                    2,071

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   Undistributed                                  Total Net
                                                   Net Investment                               Distributable
                                                     Income and                    Unrealized     Earnings
                                                     Short-Term   Capital Loss    Appreciation  (Accumulated
                                                   Capital Gains  Carryfoward    (Depreciation)    Losses)
                                                   -------------- ------------   -------------- -------------
CSTG&E U.S. Social Core Equity 2 Portfolio........      $159      $(5,189)          $25,566        $20,536
CSTG&E International Social Core Equity Portfolio.       426       (2,922)           (1,621)        (4,117)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   Expires on October 31,
                                                   ----------------------
                                                   2016    2017    2018   Unlimited Total
                                                   ----    ------  ----   --------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio........ $664   $3,134   $556    $  835   $5,189
CSTG&E International Social Core Equity Portfolio.   --      904     --     2,018    2,922

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                CSTG&E U.S. Social Core Equity 2 Portfolio. $673

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                           Net
                                                                                        Unrealized
                                                   Federal   Unrealized   Unrealized   Appreciation
                                                   Tax Cost Appreciation Depreciation (Depreciation)
                                                   -------- ------------ ------------ --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........ $103,222   $30,504      $ (4,938)     $25,566
CSTG&E International Social Core Equity Portfolio.  122,168    17,881       (19,502)      (1,621)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book- entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by CSTG&E International Social Core Equity Portfolio may be inhibited.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                              Weighted      Weighted    Number of   Interest Maximum Amount
                                               Average      Average        Days     Expense  Borrowed During
                                            Interest Rate Loan Balance Outstanding* Incurred   the Period
                                            ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2 Portfolio.     0.88%         $754          32        $ 1        $2,427
CSTG&E International Social Core Equity
  Portfolio................................     0.88%          263          69         --         1,519

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2013.

I. Securities Lending:

   As of October 31, 2013, the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral.

   In addition, the following Portfolio received non-cash collateral consisting of short term and/or long term U.S. Treasury securities (amounts in thousands):

                                                           Market Value
                                                           ------------
        CSTG&E International Social Core Equity Portfolio.     $526

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU
No. 2011-11 may have on the financial statements.

L. Other:

   At October 31, 2013, two shareholders held 96% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 98% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                Portfolios within the     Principal Occupation(s) During Past 5 Years
      with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/       and Other Directorships of Public Companies
 Address and Year of Birth    Length of Service           Overseen                               Held
-----------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
-----------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                         investment companies   University of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
-----------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1965).
The University of Chicago                                                  Member and Chair, Competitive Markets
Booth School of Business                                                   Advisory Committee, Chicago Mercantile
5807 S. Woodlawn Avenue                                                    Exchange (futures trading exchange) (since
Chicago, IL 60637                                                          2004). Formerly, Director of UNext, Inc. (1999-
1939                                                                       2006). Trustee, Harbor Fund (registered
                                                                           investment company) (30 Portfolios) (since 1994).
                                                                           Formerly, Member of the Board of Milwaukee
                                                                           Mutual Insurance Company (1997-2010).
-----------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).
-----------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                 Professor of Human Resources Management
Stanford University                                                        and Economics, Graduate School of Business,
Graduate School of Business                                                Stanford University (since 1995). Cornerstone
518 Memorial Way                                                           Research (expert testimony and economic and
Stanford, CA 94305-5015                                                    financial analysis) (since 2009). Formerly,
1948                                                                       Chairman of the President George W. Bush's
                                                                           Council of Economic Advisers (2006-2009).
                                                                           Formerly, Council of Economic Advisors, State of
                                                                           California (2005-2006). Formerly, Commissioner,
                                                                           White House Panel on Tax Reform (2005).
-----------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980).
                                                                           Formerly, Director, Chicago Mercantile
                                                                           Exchange (2001-2008).
-----------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1980).
The University of Chicago                                                  Co-Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as
Chicago, IL 60637                                                          HON Industries Inc.) (office furniture) (since
1953                                                                       2000). Director, Ryder System Inc.
                                                                           (transportation, logistics and supply-chain
                                                                           management) (since 2003). Trustee, UBS Funds
                                                                           (4 investment companies within the fund
                                                                           complex) (52 portfolios) (since 2009).
-----------------------------------------------------------------------------------------------------------------------------

      Name, Position                                Portfolios within the
      with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth    Length of Service           Overseen             Other Directorships of Public Companies Held
---------------------------------------------------------------------------------------------------------------------------------
                                                Interested Trustees/Directors*
---------------------------------------------------------------------------------------------------------------------------------
David G. Booth                 Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                                 investment companies   Executive Officer (since January 2010) of
Co-Chief Executive Officer                                                 Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG                                                    Advisors LP, DFA Securities LLC, DEM, DFAIDG,
and DIG.                                                                   DIG and DFAITC. Director of Dimensional Fund
Chairman, Trustee, Co-                                                     Advisors Ltd., Dimensional Funds PLC, Dimensional
Chief Executive Officer                                                    Funds II PLC, DFA Australia Limited, Dimensional
and President of DFAITC                                                    Cayman Commodity Fund I Ltd., Dimensional Japan
and DEM.                                                                   Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                        Director and Co-Chief Executive Officer of
Building One                                                               Dimensional Fund Advisors Canada ULC. President,
Austin, Texas 78746                                                        Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                       Oak Hill Partners (since 2001) and VSC Investors,
                                                                           LLC (since 2007). Trustee, The University of
                                                                           Chicago. Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Chief Executive Officer (until
                                                                           2010) and Chief Investment Officer (2003-2007) of
                                                                           Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                           DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                           Holdings Inc. Formerly, Chief Investment Officer of
                                                                           Dimensional Fund Advisors Ltd. Formerly, President
                                                                           and Chief Investment Officer of DFA Australia
                                                                           Limited. Formerly, Director, SA Funds (registered
                                                                           investment company).
---------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto             Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                  investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                      Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of                                                Dimensional Fund Advisors LP, DFA Securities LLC,
DFAIDG and DIG.                                                            DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                          Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                      Executive Officer, President and Chief Investment
Chief Investment Officer of                                                Officer of Dimensional Fund Advisors Canada ULC.
DFAITC and DEM.                                                            Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                        of DFA Australia Limited. Director of Dimensional
Building One                                                               Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                           Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                       and Dimensional Advisors Ltd., Formerly President
                                                                           of Dimensional Holdings Inc, Dimensional Fund
                                                                           Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                           DIG, DFAITC and Dimensional Fund Advisors
                                                                           Canada ULC.
---------------------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
                                                     Officers
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                  Since 2008      Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                 Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                  Since 2005      Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                 Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                Since 2007      Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                 Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                  Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January 2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                 Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                    Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                 Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                     Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                      Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell               Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (August 2002-January 2012).
1976
---------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
   Name, Position with the Fund      and Length of
        and Year of Birth               Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                      Since 2007      Vice President of all the DFA Entities.
Vice President
1949
---------------------------------------------------------------------------------------------------------------------------
George H. Crane                        Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                         President and Managing Director at State Street Bank & Trust
1955                                                   Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                 Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                     and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                   Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------
James L. Davis                         Since 1999      Vice President of all the DFA Entities.
Vice President
1956
---------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                        Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                         Dimensional Fund Advisors Canada ULC.
1957
---------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                       Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                         Dimensional (since August 2008).
1972
---------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                     Since 2001      Vice President of all the DFA Entities.
Vice President
1970
---------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                     Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                           DFA Australia Limited.
Secretary
1965
---------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                    Since 2004      Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                         Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                         Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                   Manager of Dimensional (since January 2012).
---------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                      Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                         for Dimensional (since June 2006).
1970
---------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                       Since 2007      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                         Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                         at BlackRock (2004-January 2012).
1968
---------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                          Since 2000      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
John T. Gray                           Since 2007      Vice President of all the DFA Entities.
Vice President
1974
---------------------------------------------------------------------------------------------------------------------------
Christian Gunther                      Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                   Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                       (2008-2009); Trader for Dimensional (2004-2008).
---------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                         Since 2007      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                     Since 2005      Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Kevin B. Hight               Since 2005      Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho              Since 2004      Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath           Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine            Since 2013      Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                 Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones             Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating           Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper             Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner            Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn              Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich           Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012). Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski          Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad             Since 2011      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane              Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao               Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso             Since 2013      Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).
----------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
     Name, Position with the Fund           and Length of
           and Year of Birth                   Service            Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
Juliet H. Lee                            Since 2005            Vice President of all the DFA Entities.
Vice President
1971
-----------------------------------------------------------------------------------------------------------------
Marlena I. Lee                           Since 2011            Vice President of all the DFA Entities. Formerly,
Vice President                                                 Research Associate for Dimensional (July
1980                                                           2008-2010).
-----------------------------------------------------------------------------------------------------------------
John B. Lessley                          Since 2013            Vice President of all the DFA Entities. Regional
Vice President                                                 Director for Dimensional (since January 2008).
1960
-----------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                        Since 2009            Vice President of all the DFA Entities. Regional
Vice President                                                 Director for Dimensional (since February 2004).
1969
-----------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                        Since 2010            Vice President of all the DFA Entities and
Vice President                                                 Dimensional Cayman Commodity Fund I Ltd. Counsel
1972                                                           for Dimensional (since September 2006).
-----------------------------------------------------------------------------------------------------------------
Rose C. Manziano                         Since 2013            Vice President of all the DFA Entities. Regional
Vice President                                                 Director for Dimensional (Since August 2010).
1971                                                           Formerly, Vice President, Sales and Business
                                                               Development at AdvisorsIG (PPMG) (2009-2010);
                                                               Vice President at Credit Suisse (2007-2009).
-----------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                          Since 2008            Vice President of all the DFA Entities and Head
Vice President & Head of Global                                of Global Human Resources of Dimensional.
Human Resources
1970
-----------------------------------------------------------------------------------------------------------------
David R. Martin                          Since 2007            Vice President, Chief Financial Officer and
Vice President, Chief Financial Officer                        Treasurer of all the DFA Entities. Director, Vice
and Treasurer                                                  President, Chief Financial Officer and Treasurer
1956                                                           of Dimensional Fund Advisors Ltd., DFA Australia
                                                               Limited, Dimensional Advisors Ltd., Dimensional
                                                               Fund Advisors Pte. Ltd., Dimensional Hong Kong
                                                               Limited and Dimensional Fund Advisors Canada ULC.
                                                               Chief Financial Officer, Treasurer, and Vice
                                                               President of Dimensional SmartNest (US) LLC, and
                                                               Dimensional Cayman Commodity Fund I Ltd. Director
                                                               of Dimensional Funds PLC and Dimensional Funds II
                                                               PLC. Statutory Auditor of Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------
Matthew H. Miller                        Since 2013            Vice President of all the DFA Entities. Client
Vice President                                                 Service Manager for Dimensional (Since 2012).
1978                                                           Formerly, Regional Director for Dimensional
                                                               (2008-2011; Senior Associate at Dimensional
                                                               (2007-2010).
-----------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                       Since 2013            Vice President of all the DFA Entities. Manager,
Vice President                                                 Investment Systems at Dimensional (Since 2011).
1971                                                           Formerly, Project Manager for Dimensional
                                                               (2007-2010).
-----------------------------------------------------------------------------------------------------------------
Catherine L. Newell                      Vice President since  Vice President and Secretary of all the DFA
Vice President and Secretary             1997 and Secretary    Entities. Director, Vice President and Secretary
1964                                     since 2000            of DFA Australia Limited and Dimensional Fund
                                                               Advisors Ltd. (since February 2002, April 1997
                                                               and May 2002, respectively). Vice President and
                                                               Secretary of Dimensional Fund Advisors Canada ULC
                                                               (since June 2003), Dimensional SmartNest (US)
                                                               LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                               Dimensional Japan Ltd. (since February 2012),
                                                               Dimensional Advisors Ltd. (since March 2012),
                                                               Dimensional Fund Advisors Pte. Ltd. (since June
                                                               2012) and Dimensional Hong Kong Limited (since
                                                               August 2012). Director, Dimensional Funds PLC and
                                                               Dimensional Funds II PLC (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan
                                                               Ltd., Dimensional Advisors Ltd., Dimensional Fund
                                                               Advisors Pte. Ltd. and Dimensional Hong Kong
                                                               Limited (since August 2012 and July 2012).
-----------------------------------------------------------------------------------------------------------------
Pamela B. Noble                          Since 2011            Vice President of all the DFA Entities. Portfolio
Vice President                                                 Manager for Dimensional (2008-2010).
1964
-----------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                     Since 2012            Vice President of all DFA Entities. Deputy Chief
Vice President                                                 Compliance Officer of Dimensional (since December
1961                                                           2012). Formerly Chief Compliance Officer of
                                                               Wellington Management Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Carolyn L. O                 Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd. Deputy General Counsel, Funds (since
    1974                                         2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly           Since 2007      Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki                Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak            Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre               Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha              Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                     Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall          Since 2008      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier               Since 2013      Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova             Since 2012      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez          Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft                Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi            Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons             Since 2009      Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith              Since 2011      Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith               Since 2004      Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956
-----------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder                Since 2000      Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth            Since 2004      Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman            Since 2004      Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978
---------------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


   For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                Qualifying
                                                                                    For
                            Net                                                  Corporate
                        Investment    Short-Term     Long-Term                   Dividends   Qualifying  Foreign    Foreign
DFA Investment            Income     Capital Gain  Capital Gain      Total       Received     Dividend     Tax       Source
Dimensions Group Inc.  Distributions Distributions Distributions Distributions Deduction (1) Income (2) Credit (3) Income (4)
---------------------  ------------- ------------- ------------- ------------- ------------- ---------- ---------- ----------
CSTG&E U.S. Social
 Core Equity 2
 Portfolio............      100%          --            --            100%          100%        100%        --         --
CSTG&E International
 Social Core Equity
 Portfolio............      100%          --            --            100%          100%        100%         6%       100%

                                  Qualifying
                                    Short-
                       Qualifying    Term
DFA Investment          Interest   Capital
Dimensions Group Inc.  Income (5)  Gain (6)
---------------------  ---------- ----------
CSTG&E U.S. Social
 Core Equity 2
 Portfolio............    100%       100%
CSTG&E International
 Social Core Equity
 Portfolio............    100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-015A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA Investment Dimensions Group Inc.
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
DFA VA Global Moderate Allocation Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                       Page
                                                                       ----
     Letter to Shareholders
     Definitions of Abbreviations and Footnotes.......................   1
     Performance Charts...............................................   2
     Management's Discussion and Analysis.............................   6
     Disclosure of Fund Expenses......................................  11
     Disclosure of Portfolio Holdings.................................  13
     Summary Schedules of Portfolio Holdings/Schedules of Investments   15
        VA U.S. Targeted Value Portfolio..............................  15
        VA U.S. Large Value Portfolio.................................  18
        VA International Value Portfolio..............................  21
        VA International Small Portfolio..............................  25
        VA Short-Term Fixed Portfolio.................................  29
        VA Global Bond Portfolio......................................  32
        DFA VA Global Moderate Allocation Portfolio...................  35
     Statements of Assets and Liabilities.............................  36
     Statements of Operations.........................................  38
     Statements of Changes in Net Assets..............................  40
     Financial Highlights.............................................  43
     Notes to Financial Statements....................................  47
     Report of Independent Registered Public Accounting Firm..........  60
     Fund Management..................................................  61
     Voting Proxies on Fund Portfolio Securities......................  70
     Notice to Shareholders...........................................  71

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company
DKK     Danish Krone
EUR     Euro
GBP     British Pounds
USD     United States Dollar

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of October 31, 2013.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the
        Board of Trustees.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
VA U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                   [CHARTS]

               VA U.S. Targeted Value Portfolio       Russell 2000 Value Index
               --------------------------------       ------------------------
10/31/2003                 $10,000                             $10,000
11/30/2003                  10,409                              10,384
12/31/2003                  10,905                              10,760
01/31/2004                  11,525                              11,132
02/29/2004                  11,640                              11,348
03/31/2004                  11,732                              11,505
04/30/2004                  11,280                              10,910
05/31/2004                  11,357                              11,042
06/30/2004                  12,015                              11,603
07/31/2004                  11,311                              11,069
08/31/2004                  11,173                              11,178
09/30/2004                  11,709                              11,620
10/31/2004                  11,816                              11,800
11/30/2004                  12,971                              12,847
12/31/2004                  13,428                              13,154
01/31/2005                  12,896                              12,645
02/28/2005                  13,205                              12,897
03/31/2005                  12,939                              12,631
04/30/2005                  11,986                              11,979
05/31/2005                  12,776                              12,710
06/30/2005                  13,316                              13,272
07/31/2005                  14,234                              14,027
08/31/2005                  13,977                              13,705
09/30/2005                  14,020                              13,682
10/31/2005                  13,608                              13,339
11/30/2005                  14,217                              13,880
12/31/2005                  14,228                              13,773
01/31/2006                  15,468                              14,912
02/28/2006                  15,449                              14,911
03/31/2006                  16,266                              15,633
04/30/2006                  16,384                              15,675
05/31/2006                  15,626                              15,026
06/30/2006                  15,665                              15,211
07/31/2006                  15,124                              15,000
08/31/2006                  15,498                              15,448
09/30/2006                  15,675                              15,599
10/31/2006                  16,502                              16,393
11/30/2006                  16,965                              16,860
12/31/2006                  17,210                              17,007
01/31/2007                  17,505                              17,262
02/28/2007                  17,403                              17,050
03/31/2007                  17,517                              17,256
04/30/2007                  17,721                              17,435
05/31/2007                  18,322                              18,074
06/30/2007                  17,993                              17,653
07/31/2007                  16,519                              16,150
08/31/2007                  16,428                              16,474
09/30/2007                  16,383                              16,548
10/31/2007                  16,394                              16,729
11/30/2007                  15,022                              15,475
12/31/2007                  14,808                              15,344
01/31/2008                  14,230                              14,715
02/29/2008                  13,690                              14,130
03/31/2008                  13,803                              14,343
04/30/2008                  13,929                              14,797
05/31/2008                  14,381                              15,303
06/30/2008                  12,761                              13,835
07/31/2008                  13,113                              14,544
08/31/2008                  13,753                              15,235
09/30/2008                  12,912                              14,521
10/31/2008                  10,211                              11,620
11/30/2008                   8,842                              10,274
12/31/2008                   9,338                              10,906
01/31/2009                   7,921                               9,348
02/28/2009                   6,840                               8,050
03/31/2009                   7,548                               8,764
04/30/2009                   8,978                              10,155
05/31/2009                   9,287                              10,375
06/30/2009                   9,313                              10,342
07/31/2009                  10,420                              11,538
08/31/2009                  10,858                              12,084
09/30/2009                  11,399                              12,690
10/31/2009                  10,652                              11,847
11/30/2009                  10,987                              12,224
12/31/2009                  11,824                              13,150
01/31/2010                  11,512                              12,765
02/28/2010                  12,162                              13,357
03/31/2010                  13,099                              14,468
04/30/2010                  14,061                              15,480
05/31/2010                  12,917                              14,172
06/30/2010                  11,798                              12,935
07/31/2010                  12,722                              13,858
08/31/2010                  11,746                              12,816
09/30/2010                  13,086                              14,192
10/31/2010                  13,528                              14,742
11/30/2010                  14,022                              15,117
12/31/2010                  15,261                              16,373
01/31/2011                  15,314                              16,381
02/28/2011                  16,099                              17,213
03/31/2011                  16,400                              17,452
04/30/2011                  16,688                              17,736
05/31/2011                  16,321                              17,418
06/30/2011                  16,033                              16,990
07/31/2011                  15,523                              16,428
08/31/2011                  14,070                              14,977
09/30/2011                  12,486                              13,341
10/31/2011                  14,332                              15,264
11/30/2011                  14,371                              15,234
12/31/2011                  14,567                              15,472
01/31/2012                  15,478                              16,500
02/29/2012                  15,979                              16,746
03/31/2012                  16,388                              17,265
04/30/2012                  16,111                              17,015
05/31/2012                  14,976                              15,976
06/30/2012                  15,557                              16,746
07/31/2012                  15,478                              16,575
08/31/2012                  16,164                              17,086
09/30/2012                  16,705                              17,695
10/31/2012                  16,599                              17,473
11/30/2012                  16,903                              17,526
12/31/2012                  17,497                              18,265
01/31/2013                  18,689                              19,353
02/28/2013                  19,050                              19,574
03/31/2013                  19,987                              20,389
04/30/2013                  19,827                              20,369
05/31/2013                  20,817                              20,978
06/30/2013                  20,737                              20,893            Past performance is not predictive of
07/31/2013                  22,236                              22,236            future performance.
08/31/2013                  21,447                              21,252
09/30/2013                  22,625                              22,479            The returns shown do not reflect the
10/31/2013                  23,602                              23,210            deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
           Average Annual          One          Five           Ten
           Total Return            Year         Years         Years               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2013, all rights
                                  42.19%        18.24%        8.97%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA U.S. LARGE VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                         [CHARTS]

                  VA U.S. Large Value Portfolio       Russell 1000 Value Index
                  -----------------------------       ------------------------
10/31/2003                    $10,000                          $10,000
11/30/2003                     10,211                           10,136
12/31/2003                     10,906                           10,760
01/31/2004                     11,103                           10,950
02/29/2004                     11,374                           11,184
03/31/2004                     11,284                           11,086
04/30/2004                     11,103                           10,815
05/31/2004                     11,169                           10,925
06/30/2004                     11,480                           11,183
07/31/2004                     11,079                           11,026
08/31/2004                     11,062                           11,182
09/30/2004                     11,407                           11,356
10/31/2004                     11,538                           11,544
11/30/2004                     12,309                           12,128
12/31/2004                     12,803                           12,534
01/31/2005                     12,464                           12,311
02/28/2005                     12,844                           12,719
03/31/2005                     12,803                           12,545
04/30/2005                     12,364                           12,320
05/31/2005                     12,878                           12,617
06/30/2005                     13,143                           12,755
07/31/2005                     13,772                           13,124
08/31/2005                     13,673                           13,067
09/30/2005                     13,888                           13,250
10/31/2005                     13,490                           12,914
11/30/2005                     14,020                           13,336
12/31/2005                     14,043                           13,416
01/31/2006                     14,733                           13,937
02/28/2006                     14,663                           14,022
03/31/2006                     14,934                           14,212
04/30/2006                     15,336                           14,573
05/31/2006                     15,091                           14,205
06/30/2006                     15,205                           14,295
07/31/2006                     14,995                           14,643
08/31/2006                     15,240                           14,888
09/30/2006                     15,633                           15,185
10/31/2006                     16,218                           15,682
11/30/2006                     16,507                           16,040
12/31/2006                     16,824                           16,400
01/31/2007                     17,305                           16,610
02/28/2007                     17,079                           16,351
03/31/2007                     17,201                           16,603
04/30/2007                     17,907                           17,217
05/31/2007                     18,632                           17,838
06/30/2007                     18,331                           17,421
07/31/2007                     17,239                           16,616
08/31/2007                     16,900                           16,802
09/30/2007                     17,333                           17,379
10/31/2007                     17,399                           17,381
11/30/2007                     16,429                           16,531
12/31/2007                     16,329                           16,371
01/31/2008                     15,748                           15,716
02/29/2008                     15,232                           15,057
03/31/2008                     15,061                           14,944
04/30/2008                     15,996                           15,673
05/31/2008                     16,348                           15,648
06/30/2008                     14,527                           14,150
07/31/2008                     14,527                           14,099
08/31/2008                     14,794                           14,339
09/30/2008                     13,554                           13,285
10/31/2008                     10,587                           10,985
11/30/2008                      9,538                           10,198
12/31/2008                      9,814                           10,339
01/31/2009                      8,593                            9,150
02/28/2009                      7,373                            7,928
03/31/2009                      8,091                            8,606
04/30/2009                      9,440                            9,528
05/31/2009                     10,178                           10,117
06/30/2009                     10,060                           10,042
07/31/2009                     11,025                           10,864
08/31/2009                     11,763                           11,433
09/30/2009                     12,265                           11,874
10/31/2009                     11,753                           11,511
11/30/2009                     12,413                           12,160
12/31/2009                     12,751                           12,375
01/31/2010                     12,461                           12,027
02/28/2010                     12,992                           12,407
03/31/2010                     14,003                           13,214
04/30/2010                     14,444                           13,556
05/31/2010                     13,222                           12,442
06/30/2010                     12,231                           11,742
07/31/2010                     13,182                           12,536
08/31/2010                     12,401                           12,000
09/30/2010                     13,623                           12,931
10/31/2010                     14,114                           13,319
11/30/2010                     14,024                           13,248
12/31/2010                     15,382                           14,294
01/31/2011                     15,881                           14,617
02/28/2011                     16,736                           15,156
03/31/2011                     16,798                           15,217
04/30/2011                     17,225                           15,622
05/31/2011                     16,981                           15,457
06/30/2011                     16,665                           15,140
07/31/2011                     15,891                           14,638
08/31/2011                     14,567                           13,724
09/30/2011                     13,069                           12,687
10/31/2011                     14,872                           14,139
11/30/2011                     14,740                           14,066
12/31/2011                     14,854                           14,350
01/31/2012                     15,591                           14,893
02/29/2012                     16,493                           15,486
03/31/2012                     16,805                           15,945
04/30/2012                     16,442                           15,783
05/31/2012                     15,269                           14,857
06/30/2012                     16,058                           15,595
07/31/2012                     16,213                           15,756
08/31/2012                     16,867                           16,098
09/30/2012                     17,479                           16,609
10/31/2012                     17,531                           16,528
11/30/2012                     17,562                           16,521
12/31/2012                     18,114                           16,862
01/31/2013                     19,403                           17,958
02/28/2013                     19,603                           18,216
03/31/2013                     20,543                           18,937
04/30/2013                     20,776                           19,224
05/31/2013                     21,695                           19,717
06/30/2013                     21,378                           19,543            Past performance is not predictive of
07/31/2013                     22,687                           20,599            future performance.
08/31/2013                     22,011                           19,817
09/30/2013                     22,677                           20,314            The returns shown do not reflect the
10/31/2013                     23,849                           21,203            deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
           Average Annual          One          Five           Ten
           Total Return            Year         Years         Years               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2013, all rights
                                  36.04%        17.64%        9.08%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                               [CHARTS]

                  VA International           MSCI World ex USA
                   Value Portfolio            Index (net div.)
                  -----------------         -------------------
10/31/2003             $10,000                    $10,000
11/30/2003              10,150                     10,227
12/31/2003              10,937                     11,011
01/31/2004              11,186                     11,164
02/29/2004              11,482                     11,421
03/31/2004              11,676                     11,478
04/30/2004              11,380                     11,178
05/31/2004              11,482                     11,230
06/30/2004              11,926                     11,489
07/31/2004              11,371                     11,139
08/31/2004              11,491                     11,185
09/30/2004              11,778                     11,511
10/31/2004              12,259                     11,925
11/30/2004              13,174                     12,718
12/31/2004              13,859                     13,255
01/31/2005              13,754                     12,994
02/28/2005              14,250                     13,572
03/31/2005              13,888                     13,264
04/30/2005              13,506                     12,926
05/31/2005              13,516                     12,950
06/30/2005              13,744                     13,161
07/31/2005              14,355                     13,586
08/31/2005              14,860                     13,961
09/30/2005              15,347                     14,599
10/31/2005              15,080                     14,127
11/30/2005              15,337                     14,501
12/31/2005              16,137                     15,173
01/31/2006              17,244                     16,133
02/28/2006              17,388                     16,079
03/31/2006              18,136                     16,589
04/30/2006              19,049                     17,382
05/31/2006              18,290                     16,722
06/30/2006              18,157                     16,700
07/31/2006              18,475                     16,857
08/31/2006              19,079                     17,336
09/30/2006              19,336                     17,322
10/31/2006              20,207                     18,006
11/30/2006              20,884                     18,543
12/31/2006              21,700                     19,074
01/31/2007              22,125                     19,191
02/28/2007              22,069                     19,344
03/31/2007              22,807                     19,840
04/30/2007              23,936                     20,742
05/31/2007              24,752                     21,203
06/30/2007              24,640                     21,224
07/31/2007              23,913                     20,931
08/31/2007              23,611                     20,628
09/30/2007              24,875                     21,800
10/31/2007              26,127                     22,748
11/30/2007              24,573                     21,858
12/31/2007              24,033                     21,447
01/31/2008              22,017                     19,513
02/29/2008              21,688                     19,867
03/31/2008              22,017                     19,583
04/30/2008              23,006                     20,672
05/31/2008              22,943                     20,986
06/30/2008              20,636                     19,354
07/31/2008              20,141                     18,665
08/31/2008              19,292                     17,943
09/30/2008              17,277                     15,353
10/31/2008              12,929                     12,159
11/30/2008              12,169                     11,500
12/31/2008              13,024                     12,106
01/31/2009              11,234                     10,976
02/28/2009               9,845                      9,865
03/31/2009              10,818                     10,515
04/30/2009              12,808                     11,871
05/31/2009              14,737                     13,373
06/30/2009              14,506                     13,234
07/31/2009              16,234                     14,477
08/31/2009              17,129                     15,170
09/30/2009              18,024                     15,796
10/31/2009              17,314                     15,543
11/30/2009              17,793                     15,927
12/31/2009              17,966                     16,181
01/31/2010              16,952                     15,423
02/28/2010              17,032                     15,407
03/31/2010              18,377                     16,399
04/30/2010              18,092                     16,155
05/31/2010              16,019                     14,372
06/30/2010              15,575                     14,164
07/31/2010              17,570                     15,473
08/31/2010              16,683                     15,011
09/30/2010              18,472                     16,451
10/31/2010              19,105                     17,037
11/30/2010              18,155                     16,315
12/31/2010              19,857                     17,629
01/31/2011              20,745                     18,009
02/28/2011              21,489                     18,676
03/31/2011              20,842                     18,302
04/30/2011              21,909                     19,299
05/31/2011              21,101                     18,727
06/30/2011              20,762                     18,460
07/31/2011              20,148                     18,156
08/31/2011              17,918                     16,621
09/30/2011              15,963                     14,952
10/31/2011              17,563                     16,406
11/30/2011              16,965                     15,648
12/31/2011              16,491                     15,477
01/31/2012              17,685                     16,312
02/29/2012              18,643                     17,209
03/31/2012              18,441                     17,082
04/30/2012              17,718                     16,792
05/31/2012              15,533                     14,878
06/30/2012              16,710                     15,852
07/31/2012              16,575                     16,050
08/31/2012              17,315                     16,508
09/30/2012              17,937                     17,009
10/31/2012              18,189                     17,128
11/30/2012              18,407                     17,488
12/31/2012              19,292                     18,017
01/31/2013              20,229                     18,903
02/28/2013              19,587                     18,715
03/31/2013              19,639                     18,863
04/30/2013              20,507                     19,722
05/31/2013              20,264                     19,281
06/30/2013              19,483                     18,558
07/31/2013              20,801                     19,546          Past performance is not predictive of
08/31/2013              20,645                     19,294          future performance.
09/30/2013              22,189                     20,657
10/31/2013              22,935                     21,350          The returns shown do not reflect the
                                                                   deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
         Average Annual       One       Five        Ten            redemption of fund shares.
         Total Return         Year      Years      Years
         ----------------------------------------------------      MSCI data copyright MSCI 2013, all
                             26.10%     12.15%     8.66%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA INTERNATIONAL SMALL PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                      [CHARTS]

                       VA International             MSCI World ex USA
                       Small Portfolio          Small Cap Index(net div.)
                      -----------------        --------------------------
10/31/2003                 $10,000                       $10,000
11/30/2003                  10,011                        10,009
12/31/2003                  10,592                        10,620
01/31/2004                  11,091                        11,076
02/29/2004                  11,417                        11,412
03/31/2004                  11,835                        11,852
04/30/2004                  11,452                        11,428
05/31/2004                  11,359                        11,305
06/30/2004                  11,928                        11,876
07/31/2004                  11,452                        11,352
08/31/2004                  11,556                        11,411
09/30/2004                  11,800                        11,723
10/31/2004                  12,137                        12,157
11/30/2004                  13,031                        13,129
12/31/2004                  13,658                        13,741
01/31/2005                  13,923                        13,953
02/28/2005                  14,491                        14,546
03/31/2005                  14,237                        14,309
04/30/2005                  13,839                        13,906
05/31/2005                  13,658                        13,939
06/30/2005                  14,020                        14,309
07/31/2005                  14,575                        14,930
08/31/2005                  15,190                        15,388
09/30/2005                  15,601                        16,012
10/31/2005                  15,311                        15,429
11/30/2005                  15,601                        15,943
12/31/2005                  16,635                        17,183
01/31/2006                  17,831                        18,408
02/28/2006                  17,790                        18,177
03/31/2006                  18,633                        19,031
04/30/2006                  19,476                        19,917
05/31/2006                  18,483                        18,816
06/30/2006                  18,144                        18,358
07/31/2006                  17,926                        17,910
08/31/2006                  18,416                        18,433
09/30/2006                  18,524                        18,384
10/31/2006                  19,217                        19,114
11/30/2006                  20,060                        19,936
12/31/2006                  20,764                        20,526
01/31/2007                  21,313                        20,945
02/28/2007                  21,669                        21,312
03/31/2007                  22,455                        22,018
04/30/2007                  23,286                        22,868
05/31/2007                  23,805                        23,205
06/30/2007                  23,746                        23,155
07/31/2007                  23,701                        23,012
08/31/2007                  22,767                        21,799
09/30/2007                  23,316                        22,291
10/31/2007                  24,695                        23,796
11/30/2007                  22,856                        21,840
12/31/2007                  22,135                        21,200
01/31/2008                  20,427                        19,145
02/29/2008                  20,946                        20,054
03/31/2008                  20,980                        19,832
04/30/2008                  21,432                        20,315
05/31/2008                  22,051                        20,725
06/30/2008                  20,478                        19,125
07/31/2008                  19,523                        18,161
08/31/2008                  18,803                        17,489
09/30/2008                  15,957                        14,413
10/31/2008                  12,273                        10,855
11/30/2008                  11,721                        10,329
12/31/2008                  12,644                        11,018
01/31/2009                  11,609                        10,378
02/28/2009                  10,480                         9,430
03/31/2009                  11,139                        10,036
04/30/2009                  12,700                        11,583
05/31/2009                  14,488                        13,297
06/30/2009                  14,620                        13,456
07/31/2009                  15,711                        14,538
08/31/2009                  16,765                        15,658
09/30/2009                  17,743                        16,538
10/31/2009                  17,310                        16,283
11/30/2009                  17,536                        16,410
12/31/2009                  17,685                        16,617
01/31/2010                  17,436                        16,398
02/28/2010                  17,340                        16,305
03/31/2010                  18,663                        17,517
04/30/2010                  18,932                        17,863
05/31/2010                  16,745                        15,717
06/30/2010                  16,649                        15,569
07/31/2010                  18,222                        16,904
08/31/2010                  17,627                        16,465
09/30/2010                  19,603                        18,333
10/31/2010                  20,370                        19,089
11/30/2010                  19,814                        18,589
12/31/2010                  22,071                        20,690
01/31/2011                  22,286                        20,799
02/28/2011                  22,952                        21,390
03/31/2011                  22,971                        21,370
04/30/2011                  24,086                        22,430
05/31/2011                  23,441                        21,809
06/30/2011                  23,030                        21,337
07/31/2011                  22,775                        21,220
08/31/2011                  21,054                        19,544
09/30/2011                  18,627                        17,300
10/31/2011                  19,958                        18,705
11/30/2011                  19,351                        17,765
12/31/2011                  18,800                        17,419
01/31/2012                  20,363                        18,858
02/29/2012                  21,419                        19,926
03/31/2012                  21,567                        19,794
04/30/2012                  21,335                        19,691
05/31/2012                  18,884                        17,377
06/30/2012                  19,645                        17,977
07/31/2012                  19,560                        18,116
08/31/2012                  20,215                        18,636
09/30/2012                  21,039                        19,519
10/31/2012                  21,166                        19,614
11/30/2012                  21,377                        19,715
12/31/2012                  22,450                        20,464
01/31/2013                  23,374                        21,449
02/28/2013                  23,396                        21,525
03/31/2013                  23,814                        21,945
04/30/2013                  24,409                        22,582
05/31/2013                  23,858                        22,052
06/30/2013                  23,286                        21,180
07/31/2013                  24,783                        22,504             Past performance is not predictive of
08/31/2013                  24,695                        22,464             future performance.
09/30/2013                  26,742                        24,350
10/31/2013                  27,622                        25,070             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          Average Annual         One         Five          Ten               redemption of fund shares.
          Total Return           Year        Years        Years
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                30.50%       17.61%       10.69%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
VA SHORT-TERM FIXED PORTFOLIO VS.
THE BOFA MERRILL LYNCH U.S. 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH U.S. 1-YEAR TREASURY NOTE INDEX
October 31, 2003-October 31, 2013

                                      [CHARTS]

                                  The BofA Merrill         The BofA Merrill
             VA Short-Term        Lynch US 6-Month          Lynch 1-Year US
            Fixed Portfolio      Treasury Bill Index      Treasury Note Index
            ---------------      -------------------      -------------------
10/31/2003      $10,000                $10,000                  $10,000
11/30/2003       10,000                 10,009                    9,998
12/31/2003       10,031                 10,023                   10,029
01/31/2004       10,051                 10,033                   10,044
02/29/2004       10,071                 10,041                   10,065
03/31/2004       10,091                 10,050                   10,074
04/30/2004       10,041                 10,055                   10,048
05/31/2004       10,031                 10,060                   10,047
06/30/2004       10,031                 10,064                   10,044
07/31/2004       10,051                 10,081                   10,067
08/31/2004       10,091                 10,098                   10,097
09/30/2004       10,091                 10,109                   10,094
10/31/2004       10,111                 10,122                   10,111
11/30/2004       10,101                 10,131                   10,096
12/31/2004       10,110                 10,145                   10,112
01/31/2005       10,120                 10,164                   10,120
02/28/2005       10,120                 10,178                   10,120
03/31/2005       10,120                 10,200                   10,134
04/30/2005       10,160                 10,228                   10,170
05/31/2005       10,190                 10,261                   10,201
06/30/2005       10,210                 10,281                   10,219
07/31/2005       10,210                 10,299                   10,218
08/31/2005       10,250                 10,331                   10,261
09/30/2005       10,250                 10,356                   10,265
10/31/2005       10,270                 10,385                   10,277
11/30/2005       10,300                 10,422                   10,309
12/31/2005       10,330                 10,460                   10,350
01/31/2006       10,361                 10,491                   10,374
02/28/2006       10,392                 10,521                   10,400
03/31/2006       10,423                 10,561                   10,429
04/30/2006       10,453                 10,600                   10,463
05/31/2006       10,495                 10,640                   10,489
06/30/2006       10,526                 10,677                   10,516
07/31/2006       10,577                 10,728                   10,576
08/31/2006       10,629                 10,777                   10,631
09/30/2006       10,670                 10,826                   10,679
10/31/2006       10,711                 10,868                   10,723
11/30/2006       10,763                 10,913                   10,766
12/31/2006       10,808                 10,963                   10,797
01/31/2007       10,851                 11,007                   10,838
02/28/2007       10,893                 11,052                   10,893
03/31/2007       10,947                 11,101                   10,936
04/30/2007       10,990                 11,149                   10,973
05/31/2007       11,033                 11,203                   11,008
06/30/2007       11,075                 11,247                   11,061
07/31/2007       11,129                 11,293                   11,124
08/31/2007       11,172                 11,374                   11,207
09/30/2007       11,215                 11,422                   11,266
10/31/2007       11,268                 11,467                   11,301
11/30/2007       11,300                 11,545                   11,414
12/31/2007       11,346                 11,578                   11,439
01/31/2008       11,390                 11,675                   11,586
02/29/2008       11,424                 11,706                   11,646
03/31/2008       11,424                 11,736                   11,682
04/30/2008       11,458                 11,750                   11,659
05/31/2008       11,480                 11,750                   11,654
06/30/2008       11,502                 11,765                   11,661
07/31/2008       11,536                 11,803                   11,699
08/31/2008       11,558                 11,828                   11,732
09/30/2008       11,525                 11,882                   11,784
10/31/2008       11,581                 11,930                   11,852
11/30/2008       11,682                 11,971                   11,926
12/31/2008       11,794                 11,992                   11,982
01/31/2009       11,806                 11,991                   11,970
02/28/2009       11,794                 11,993                   11,951
03/31/2009       11,841                 12,005                   11,981
04/30/2009       11,887                 12,020                   12,004
05/31/2009       11,921                 12,026                   12,014
06/30/2009       11,944                 12,029                   12,020
07/31/2009       11,956                 12,038                   12,035
08/31/2009       11,991                 12,045                   12,050
09/30/2009       12,002                 12,052                   12,060
10/31/2009       12,025                 12,056                   12,072
11/30/2009       12,048                 12,061                   12,094
12/31/2009       12,014                 12,062                   12,077
01/31/2010       12,050                 12,068                   12,105
02/28/2010       12,061                 12,069                   12,111
03/31/2010       12,050                 12,070                   12,107
04/30/2010       12,061                 12,073                   12,114
05/31/2010       12,061                 12,079                   12,121
06/30/2010       12,097                 12,083                   12,139
07/31/2010       12,120                 12,087                   12,152
08/31/2010       12,132                 12,092                   12,163
09/30/2010       12,144                 12,095                   12,169
10/31/2010       12,156                 12,101                   12,177
11/30/2010       12,144                 12,101                   12,175
12/31/2010       12,148                 12,105                   12,178
01/31/2011       12,160                 12,108                   12,189
02/28/2011       12,160                 12,110                   12,192
03/31/2011       12,160                 12,114                   12,196
04/30/2011       12,183                 12,119                   12,209
05/31/2011       12,195                 12,121                   12,217
06/30/2011       12,195                 12,124                   12,220
07/31/2011       12,207                 12,124                   12,217
08/31/2011       12,207                 12,133                   12,238
09/30/2011       12,207                 12,133                   12,236
10/31/2011       12,207                 12,135                   12,240
11/30/2011       12,195                 12,136                   12,244
12/31/2011       12,200                 12,138                   12,247
01/31/2012       12,236                 12,138                   12,250
02/29/2012       12,236                 12,137                   12,247
03/31/2012       12,248                 12,138                   12,247
04/30/2012       12,260                 12,140                   12,253
05/31/2012       12,260                 12,143                   12,255
06/30/2012       12,272                 12,145                   12,252
07/31/2012       12,284                 12,148                   12,263
08/31/2012       12,296                 12,150                   12,266
09/30/2012       12,296                 12,152                   12,268
10/31/2012       12,296                 12,152                   12,268
11/30/2012       12,308                 12,155                   12,272
12/31/2012       12,303                 12,158                   12,276
01/31/2013       12,315                 12,160                   12,279
02/28/2013       12,315                 12,161                   12,281
03/31/2013       12,315                 12,164                   12,285
04/30/2013       12,327                 12,167                   12,291
05/31/2013       12,327                 12,168                   12,291          Past performance is not predictive of
06/30/2013       12,315                 12,169                   12,290          future performance.
07/31/2013       12,327                 12,172                   12,298
08/31/2013       12,315                 12,174                   12,300          The returns shown do not reflect the
09/30/2013       12,339                 12,177                   12,306          deduction of taxes that a shareholder
10/31/2013       12,339                 12,176                   12,306          would pay on fund distributions or the
                                                                                 redemption of fund shares.

           Average Annual         One          Five          Ten                 The Merrill Lynch Indices are used with
           Total Return           Year         Years        Years                permission; copyright 2013 Merrill
           --------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  0.35%        1.28%        2.12%                Incorporated; all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA GLOBAL BOND PORTFOLIO VS.
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-5 YEARS,
CURRENCY-HEDGED IN USD TERMS
October 31, 2003-October 31, 2013

                              [CHARTS]

              VA Global Bond          Citi World Government Bond Index,
                 Portfolio          1-5 Years,Currency-Hedged in USD Terms
                -----------         --------------------------------------
10/31/2003        $10,000                        $10,000
11/30/2003         10,000                         10,002
12/31/2003         10,082                         10,063
01/31/2004         10,161                         10,099
02/29/2004         10,268                         10,160
03/31/2004         10,366                         10,189
04/30/2004         10,053                         10,124
05/31/2004         10,004                         10,118
06/30/2004         10,024                         10,119
07/31/2004         10,102                         10,151
08/31/2004         10,297                         10,230
09/30/2004         10,317                         10,246
10/31/2004         10,385                         10,290
11/30/2004         10,297                         10,307
12/31/2004         10,362                         10,331
01/31/2005         10,372                         10,365
02/28/2005         10,322                         10,354
03/31/2005         10,282                         10,385
04/30/2005         10,412                         10,461
05/31/2005         10,501                         10,514
06/30/2005         10,571                         10,566
07/31/2005         10,501                         10,545
08/31/2005         10,601                         10,599
09/30/2005         10,531                         10,584
10/31/2005         10,481                         10,574
11/30/2005         10,501                         10,608
12/31/2005         10,536                         10,649
01/31/2006         10,546                         10,667
02/28/2006         10,556                         10,677
03/31/2006         10,525                         10,668
04/30/2006         10,536                         10,696
05/31/2006         10,598                         10,737
06/30/2006         10,609                         10,760
07/31/2006         10,682                         10,839
08/31/2006         10,776                         10,934
09/30/2006         10,817                         10,983
10/31/2006         10,859                         11,021
11/30/2006         10,911                         11,077
12/31/2006         10,929                         11,084
01/31/2007         10,981                         11,124
02/28/2007         11,034                         11,196
03/31/2007         11,075                         11,232
04/30/2007         11,117                         11,267
05/31/2007         11,149                         11,255
06/30/2007         11,170                         11,284
07/31/2007         11,232                         11,381
08/31/2007         11,306                         11,501
09/30/2007         11,348                         11,564
10/31/2007         11,421                         11,623
11/30/2007         11,463                         11,749
12/31/2007         11,521                         11,783
01/31/2008         11,585                         11,959
02/29/2008         11,649                         12,038
03/31/2008         11,670                         12,035
04/30/2008         11,574                         11,956
05/31/2008         11,531                         11,887
06/30/2008         11,574                         11,888
07/31/2008         11,638                         11,976
08/31/2008         11,713                         12,050
09/30/2008         11,638                         12,128
10/31/2008         11,713                         12,304
11/30/2008         11,884                         12,436
12/31/2008         12,034                         12,560
01/31/2009         12,023                         12,565
02/28/2009         12,012                         12,591
03/31/2009         12,045                         12,656
04/30/2009         12,100                         12,658
05/31/2009         12,178                         12,664
06/30/2009         12,244                         12,684
07/31/2009         12,365                         12,731
08/31/2009         12,487                         12,775
09/30/2009         12,575                         12,815
10/31/2009         12,642                         12,828
11/30/2009         12,796                         12,896
12/31/2009         12,613                         12,848
01/31/2010         12,774                         12,897
02/28/2010         12,855                         12,951
03/31/2010         12,843                         12,946
04/30/2010         12,935                         12,952
05/31/2010         13,016                         13,036
06/30/2010         13,131                         13,069
07/31/2010         13,304                         13,116
08/31/2010         13,465                         13,179
09/30/2010         13,511                         13,169
10/31/2010         13,603                         13,182
11/30/2010         13,476                         13,118
12/31/2010         13,311                         13,103
01/31/2011         13,336                         13,094
02/28/2011         13,323                         13,082
03/31/2011         13,336                         13,073
04/30/2011         13,509                         13,112
05/31/2011         13,658                         13,176
06/30/2011         13,658                         13,183
07/31/2011         13,869                         13,230
08/31/2011         13,968                         13,344
09/30/2011         13,943                         13,349
10/31/2011         13,980                         13,330
11/30/2011         13,807                         13,304
12/31/2011         13,911                         13,406
01/31/2012         14,067                         13,464
02/29/2012         14,093                         13,486
03/31/2012         14,132                         13,475
04/30/2012         14,184                         13,502
05/31/2012         14,275                         13,515
06/30/2012         14,275                         13,528
07/31/2012         14,457                         13,573
08/31/2012         14,496                         13,609
09/30/2012         14,522                         13,633
10/31/2012         14,535                         13,641
11/30/2012         14,587                         13,676
12/31/2012         14,587                         13,688
01/31/2013         14,507                         13,676
02/28/2013         14,614                         13,708
03/31/2013         14,641                         13,721
04/30/2013         14,708                         13,766
05/31/2013         14,587                         13,719
06/30/2013         14,413                         13,676
07/31/2013         14,493                         13,714                      Past performance is not predictive of
08/31/2013         14,413                         13,694                      future performance.
09/30/2013         14,533                         13,742
10/31/2013         14,627                         13,787                      The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           Average Annual         One         Five         Ten                redemption of fund shares.
           Total Return           Year        Years       Years
           -----------------------------------------------------------        Citigroup bond indices copyright 2013
                                  0.63%       4.54%       3.88%               by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, 65% MSCI ACWI (NET DIVIDENDS)/35%
CITIGROUP WORLD GOVT BOND INDEX 1-3 YR (HEDGED) INDEX
April 8, 2013-October 31, 2013

                                       [CHART]

                                               Citi World         65% MSCI ACWI
                                              Government Bond   (net div0/35% Citi
              VA Global    MSCI All Country   Index,1-3 Years,    World Govt Bond
               Moderate      World Index      Currency-Hedged      Index  1-3 yr
              Portfolio       (Net Div)         in USD Terms       (hedged)Index
              ---------    ----------------   ----------------  -----------------
   04/08/2013  $10,000         $10,000            $10,000            $10,000          Past performance is not predictive of
   04/30/2013   10,150          10,365             10,012             10,242          future performance.
   05/31/2013   10,200          10,337             10,001             10,219
   06/30/2013   10,020          10,035              9,990             10,021          The returns shown do not reflect the
   07/31/2013   10,410          10,515             10,008             10,340          deduction of taxes that a shareholder
   08/31/2013   10,210          10,296             10,004             10,198          would pay on fund distributions or the
   09/30/2013   10,620          10,828             10,023             10,547          redemption of fund shares.
   10/31/2013   10,910          11,263             10,042             10,830
                                                                                      Data includes composite data from
                                                                                      multiple sources; see data descriptions
                                                  From                                for additional details. MSCI data
                    Total Return               04/08/2013                             copyright MSCI 2013, all rights reserved.
                    ---------------------------------------------------               Citigroup bond indices copyright 2013
                                                 9.10%                                by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

VA U.S. Targeted Value Portfolio

   The VA U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 42.19% for the Portfolio and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

VA U.S. Large Value Portfolio

   The VA U.S. Large Value Portfolio seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 36.04% for the Portfolio and 28.29% for the Russell 1000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Portfolio had significantly greater exposure than the Index to deeper value stocks as measured by book-to-market. These stocks generally outperformed the Index, and the Portfolio's higher weight helped the Portfolio's relative performance. The Portfolio's exclusion of real estate investment trusts ("REITs") and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

VA International Value Portfolio

   The VA International Value Portfolio seeks to capture the returns of international large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 470 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ending October 31, 2013, total returns were 26.10% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Portfolio's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Portfolio's greater exposure to value stocks in the financial sector was beneficial as these names generally outperformed. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

VA International Small Portfolio

   The VA International Small Portfolio seeks to capture the returns of international small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,600 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 30.50% for the Portfolio and 27.81% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had a lesser allocation to Canadian securities, which contributed to the Portfolio's outperformance relative to the Index as Canada significantly underperformed. In addition, within the materials sector, the Portfolio's holdings in Canada and Australia significantly outperformed those of the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

 Fixed Income Market Review                  12 Months Ended October 31, 2013

   U.S. and developed international fixed income markets generally experienced rising interest rates for the year ended October 31, 2013. Throughout the year the U.S. Federal Reserve and other major central banks maintained historically low target short-term rates. This combination led to steepening yield curves in much of the developed world. On average, investment grade credit did well for the year, outperforming government bonds of similar duration. The one-month Treasury bill yield finished the fiscal year at 0.03%, while the yield on 10-year U.S. Treasury notes increased to 2.56%.

                                       October 31, 2012 October 31, 2013 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......       0.09%            0.03%      -0.06%
 Ten-Year U.S. Treasury Notes (yield).       1.69%            2.56%       0.87%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2013, total returns were 0.10 % for three-month U.S. Treasury bills, -0.74% for five-year U.S. Treasury notes, and -11.69% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward-sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable credit approach continued to take market-like credit risk, reflecting a wide credit spread environment.

VA Short-Term Fixed Portfolio

   The VA Short-Term Fixed Portfolio seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk by investing in high-quality fixed income securities with a typical average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies the maturity range for the highest risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for the term premiums. The average maturity of the Portfolio increased to 353 days on October 31, 2013, from 330 days on October 31, 2012.

   For the 12 months ended October 31, 2013, the total return was 0.35% for the Portfolio, 0.20% for The BofA Merrill Lynch US 6-Month Treasury Bill Index, and 0.31% for The BofA Merrill Lynch 1-Year US Treasury Note Index. During the period, interest rates decreased slightly in the eligible maturity range. The yield curve remained upwardly sloped causing the Portfolio's maturity structure to remain extended. The Portfolio had significant exposure to U.S. government agency and corporate debt, particularly the financial sector of the corporate bond market. The credit premium on these securities was primarily responsible for the Portfolio's relative outperformance over the Index.

VA Global Bond Portfolio

   The VA Global Bond Portfolio seeks to provide a market rate of return by investing in U.S. and foreign government securities and high-quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. The Portfolio hedges substantially all of the currency risk of its non-U.S. dollar-denominated securities. Eligible countries for the Portfolio to invest in include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies the maturity range for the highest risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio increased to 4.08 years on October 31, 2013, from 3.94 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.63% for the Portfolio and 1.07% for the Citigroup World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms. The Portfolio had an average allocation during the period of approximately 66% of assets in U.S. Dollar denominated securities and the majority of the remainder invested in currency-hedged Sterling denominated securities (approximately 10%) and currency-hedged Euro denominated securities (approximately 21%). The Portfolio's lack of exposure to Italian and Spanish government bonds contributed to the Portfolio's underperformance as compared to the Index, as these two sovereign debt markets exhibited very strong returns. The Portfolio benefitted from its lack of exposure to Japanese Yen denominated bonds, which represented almost 30% of the benchmark. Japan's relatively flat yield curve offered very little expected risk premium relative to the U.S., U.K., and Eurozone curves. The Portfolio had an average duration of 3.90 years on October 31, 2013, compared to 2.67 years for the Index, which detracted from the Portfolio's relative performance as interest rates rose during the period. The time of valuation of currency can also create differences between the performance of the Portfolio and the Index.

DFA VA Global Moderate Allocation Portfolio

   The DFA VA Global Moderate Allocation Portfolio seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. Under normal market circumstances, the portfolio seeks to achieve its investment objective through a moderate allocation to both global equity and global fixed income securities by allocating approximately 50% to 70% of its assets to domestic and international equity underlying funds and 30% to 50% of its assets to fixed income underlying funds. As of the date of this report, the Portfolio's investment in domestic equity funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investment in international equity funds include the International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, and VA International Value Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investment in fixed income funds include the DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Global Bond Portfolio, and VA Short-Term Fixed Portfolio (collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Equity and Fixed Income Underlying Funds held approximately 12,000 equity securities in 44 countries and approximately 400 fixed income securities in 18 countries, excluding supranationals.

   From the Portfolio's inception on April 8, 2013, through October 31, 2013, total returns were 9.10% for the Portfolio and 8.30% for a hypothetical composite index composed of 65% MSCI All Country World Index (net dividends) and 35% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry, country, or asset class. The Portfolio's relative outperformance was driven by its equity component, which outperformed the Index's equity component. This was partly offset by the Portfolio's fixed income component, which underperformed the Index's fixed income component.

   The Portfolio's equity component invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. The Portfolio had greater exposure than the Index to value stocks, as measured by book-to-market ratio, and greater exposure to U.S. stocks. This emphasis on small cap and value, particularly in the U.S., was primarily responsible for outperformance of the equity component relative to the equity component of the Index as small cap stocks and value stocks generally outperformed large cap stock and growth stocks, respectively, during the period. The Portfolio had less exposure than the Index to emerging markets, which benefited the Portfolio's relative performance as emerging markets generally underperformed during the period.

   The underperformance of the Portfolio's fixed income component, relative to the fixed income component of the Index, was primarily due to the longer duration of the Portfolio's fixed income component during a period of rising nominal and real interest rates. This was partly offset by the Portfolio's exposure to corporate bonds, which outperformed and are not represented in the fixed income benchmark, positively contributing to the Portfolio's relative performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2013
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/13  10/31/13    Ratio*   Period*
                                     --------- --------- ---------- --------
   VA U.S. Targeted Value Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,190.40    0.38%    $2.10
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.29    0.38%    $1.94

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/13  10/31/13    Ratio*   Period*
                                               --------- --------- ---------- --------
VA U.S. Large Value Portfolio
-----------------------------
Actual Fund Return............................ $1,000.00 $1,147.90    0.27%    $1.46
Hypothetical 5% Annual Return................. $1,000.00 $1,023.84    0.27%    $1.38

VA International Value Portfolio
--------------------------------
Actual Fund Return............................ $1,000.00 $1,118.40    0.46%    $2.46
Hypothetical 5% Annual Return................. $1,000.00 $1,022.89    0.46%    $2.35

VA International Small Portfolio
--------------------------------
Actual Fund Return............................ $1,000.00 $1,131.70    0.67%    $3.60
Hypothetical 5% Annual Return................. $1,000.00 $1,021.83    0.67%    $3.41

VA Short-Term Fixed Portfolio
-----------------------------
Actual Fund Return............................ $1,000.00 $1,001.00    0.28%    $1.41
Hypothetical 5% Annual Return................. $1,000.00 $1,023.79    0.28%    $1.43

VA Global Bond Portfolio
------------------------
Actual Fund Return............................ $1,000.00 $  994.50    0.26%    $1.31
Hypothetical 5% Annual Return................. $1,000.00 $1,023.89    0.26%    $1.33

DFA VA Global Moderate Allocation Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,074.90    0.40%    $2.09
Hypothetical 5% Annual Return................. $1,000.00 $1,023.19    0.40%    $2.04

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**DFA VA Global Moderate Allocation Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                               Affiliated Investment Companies
                                               -------------------------------
  DFA VA Global Moderate Allocation Portfolio.              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                       VA U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   3.7%
              Energy.......................................  10.3%
              Financials...................................  24.5%
              Health Care..................................   5.8%
              Industrials..................................  17.6%
              Information Technology.......................  15.3%
              Materials....................................   6.7%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

                         VA U.S. Large Value Portfolio
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   7.4%
              Energy.......................................  21.6%
              Financials...................................  25.8%
              Health Care..................................   7.1%
              Industrials..................................  10.0%
              Information Technology.......................   7.1%
              Materials....................................   3.2%
              Telecommunication Services...................   4.5%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                       VA International Value Portfolio
              Consumer Discretionary.......................   8.4%
              Consumer Staples.............................   4.5%
              Energy.......................................  13.9%
              Financials...................................  35.6%
              Health Care..................................   1.7%
              Industrials..................................  10.5%
              Information Technology.......................   3.7%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   7.0%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       VA International Small Portfolio
              Consumer Discretionary.......................  19.6%
              Consumer Staples.............................   6.0%
              Energy.......................................   5.4%
              Financials...................................  14.0%
              Health Care..................................   5.9%
              Industrials..................................  25.5%
              Information Technology.......................   9.2%
              Materials....................................  10.5%
              Other........................................    --
              Telecommunication Services...................   1.6%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

FIXED INCOME PORTFOLIOS

                         VA Short-Term Fixed Portfolio
              Corporate....................................  13.5%
              Government...................................  21.9%
              Foreign Corporate............................  26.3%
              Foreign Government...........................  31.4%
              Supranational................................   6.9%
                                                            -----
                                                            100.0%

                           VA Global Bond Portfolio
              Corporate....................................  20.6%
              Government...................................   4.0%
              Foreign Corporate............................  22.2%
              Foreign Government...........................  46.9%
              Supranational................................   6.3%
                                                            -----
                                                            100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                Percentage
                                           Shares   Value+    of Net Assets**
                                           ------   ------    ---------------
  COMMON STOCKS -- (66.4%)
  Consumer Discretionary -- (9.3%)
  #   DeVry, Inc.......................... 14,803 $   531,428            0.3%
      Dillard's, Inc. Class A.............  7,314     599,602            0.4%
  #   GameStop Corp. Class A.............. 13,945     764,465            0.5%
  #*  Jarden Corp......................... 14,019     776,092            0.5%
  #   Washington Post Co. (The) Class B...    910     585,421            0.4%
  #   Wendy's Co. (The)................... 87,792     762,912            0.5%
      Other Securities....................         18,361,092           11.3%
                                                  -----------           -----
  Total Consumer Discretionary............         22,381,012           13.9%
                                                  -----------           -----
  Consumer Staples -- (2.4%)
  #   Seaboard Corp.......................    196     535,080            0.3%
      Other Securities....................          5,331,955            3.3%
                                                  -----------           -----
  Total Consumer Staples..................          5,867,035            3.6%
                                                  -----------           -----
  Energy -- (6.9%)
      Cimarex Energy Co...................  9,221     971,432            0.6%
  #   Nabors Industries, Ltd.............. 43,157     754,384            0.5%
  *   Rowan Cos. P.L.C. Class A........... 18,242     658,171            0.4%
  *   Superior Energy Services, Inc....... 21,870     586,772            0.4%
  *   Whiting Petroleum Corp.............. 17,263   1,154,722            0.7%
      Other Securities....................         12,399,667            7.6%
                                                  -----------           -----
  Total Energy............................         16,525,148           10.2%
                                                  -----------           -----
  Financials -- (16.2%)
      American Financial Group, Inc....... 13,215     743,476            0.5%
  #   Assurant, Inc....................... 11,316     661,760            0.4%
      Axis Capital Holdings, Ltd.......... 12,669     600,764            0.4%
  #*  E*TRADE Financial Corp.............. 42,087     711,691            0.5%
  #   Endurance Specialty Holdings, Ltd...  9,916     548,256            0.4%
  #   First Niagara Financial Group, Inc.. 51,915     572,622            0.4%
  #*  Genworth Financial, Inc. Class A.... 66,323     963,673            0.6%
  #   Hanover Insurance Group, Inc. (The). 10,024     586,805            0.4%
  #   Legg Mason, Inc..................... 18,412     708,310            0.4%
  #   NASDAQ OMX Group, Inc. (The)........ 24,288     860,524            0.5%
      Old Republic International Corp..... 37,481     629,306            0.4%
      PartnerRe, Ltd......................  8,404     842,165            0.5%
  #   Reinsurance Group of America, Inc... 10,860     773,015            0.5%
  #   Zions BanCorp....................... 22,216     630,268            0.4%
      Other Securities....................         29,342,719           18.0%
                                                  -----------           -----
  Total Financials........................         39,175,354           24.3%
                                                  -----------           -----
  Health Care -- (3.9%)
  *   Alere, Inc.......................... 19,422     655,104            0.4%
      Community Health Systems, Inc....... 13,817     602,836            0.4%
  *   LifePoint Hospitals, Inc............ 10,900     562,876            0.4%
  #   Omnicare, Inc....................... 15,345     846,277            0.5%
      Other Securities....................          6,700,825            4.1%
                                                  -----------           -----
  Total Health Care.......................          9,367,918            5.8%
                                                  -----------           -----
  Industrials -- (11.7%)
      AGCO Corp........................... 12,771     745,571            0.5%
      AMERCO..............................  5,363   1,082,951            0.7%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
#*    Avis Budget Group, Inc.............................    21,045 $    659,340            0.4%
      Curtiss-Wright Corp................................    10,861      540,661            0.3%
#     EnerSys, Inc.......................................     9,960      660,846            0.4%
*     Esterline Technologies Corp........................     7,459      597,913            0.4%
#     GATX Corp..........................................    10,799      556,688            0.4%
#*    Owens Corning......................................    17,148      616,128            0.4%
      Ryder System, Inc..................................     9,234      607,874            0.4%
#     Trinity Industries, Inc............................    10,389      525,995            0.3%
      URS Corp...........................................    11,000      596,420            0.4%
      Other Securities...................................             20,985,952           12.9%
                                                                    ------------          ------
Total Industrials........................................             28,176,339           17.5%
                                                                    ------------          ------
Information Technology -- (10.2%)
*     Arrow Electronics, Inc.............................    15,959      766,351            0.5%
#     Avnet, Inc.........................................    19,346      768,036            0.5%
#*    First Solar, Inc...................................    13,314      669,295            0.4%
*     Ingram Micro, Inc. Class A.........................    24,100      558,397            0.4%
      Marvell Technology Group, Ltd......................    70,113      841,356            0.5%
*     Tech Data Corp.....................................    10,139      527,836            0.3%
      Other Securities...................................             20,396,674           12.6%
                                                                    ------------          ------
Total Information Technology.............................             24,527,945           15.2%
                                                                    ------------          ------
Materials -- (4.5%)
      Reliance Steel & Aluminum Co.......................    11,110      814,252            0.5%
      Steel Dynamics, Inc................................    31,853      572,398            0.4%
      Other Securities...................................              9,357,021            5.8%
                                                                    ------------          ------
Total Materials..........................................             10,743,671            6.7%
                                                                    ------------          ------
Other -- (0.0%)
      Other Securities...................................                    102            0.0%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities...................................                297,447            0.2%
                                                                    ------------          ------
Telecommunication Services -- (0.8%)
      Other Securities...................................              2,014,727            1.2%
                                                                    ------------          ------
Utilities -- (0.4%)
#     UGI Corp...........................................    14,418      596,473            0.4%
      Other Securities...................................                404,616            0.2%
                                                                    ------------          ------
Total Utilities..........................................              1,001,089            0.6%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            160,077,787           99.2%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                 18,708            0.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid Reserves, 0.073%. 1,896,304    1,896,304            1.2%
                                                                    ------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (32.8%)
(S)@  DFA Short Term Investment Fund..................... 6,840,497   79,144,551           49.1%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $201,606,811)..................................             $241,137,350          149.5%
                                                                    ============          ======

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $ 22,381,012          --   --    $ 22,381,012
   Consumer Staples..............    5,867,035          --   --       5,867,035
   Energy........................   16,525,148          --   --      16,525,148
   Financials....................   39,173,990 $     1,364   --      39,175,354
   Health Care...................    9,360,256       7,662   --       9,367,918
   Industrials...................   28,163,739      12,600   --      28,176,339
   Information Technology........   24,527,945          --   --      24,527,945
   Materials.....................   10,743,671          --   --      10,743,671
   Other.........................           --         102   --             102
   Real Estate Investment Trusts.      297,447          --   --         297,447
   Telecommunication Services....    2,014,727          --   --       2,014,727
   Utilities.....................    1,001,089          --   --       1,001,089
 Rights/Warrants.................           --      18,708   --          18,708
 Temporary Cash Investments......    1,896,304          --   --       1,896,304
 Securities Lending Collateral...           --  79,144,551   --      79,144,551
                                  ------------ -----------   --    ------------
 TOTAL........................... $161,952,363 $79,184,987   --    $241,137,350
                                  ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                 Percentage
                                           Shares    Value+    of Net Assets**
                                           ------    ------    ---------------
 COMMON STOCKS -- (90.8%)
 Consumer Discretionary -- (11.7%)
     Comcast Corp. Class A................ 136,994 $ 6,518,174            3.3%
     Comcast Corp. Special Class A........  35,244   1,631,797            0.8%
 *   General Motors Co....................  52,354   1,934,480            1.0%
     Time Warner Cable, Inc...............  25,682   3,085,692            1.5%
     Time Warner, Inc.....................  69,079   4,748,490            2.4%
     Other Securities.....................           7,752,794            3.8%
                                                   -----------           -----
 Total Consumer Discretionary.............          25,671,427           12.8%
                                                   -----------           -----
 Consumer Staples -- (6.7%)
     Archer-Daniels-Midland Co............  45,882   1,876,574            0.9%
     CVS Caremark Corp....................  96,816   6,027,764            3.0%
     Mondelez International, Inc. Class A. 123,236   4,145,659            2.1%
     Other Securities.....................           2,749,102            1.4%
                                                   -----------           -----
 Total Consumer Staples...................          14,799,099            7.4%
                                                   -----------           -----
 Energy -- (19.6%)
     Anadarko Petroleum Corp..............  34,465   3,284,170            1.6%
     Apache Corp..........................  22,516   1,999,421            1.0%
     Baker Hughes, Inc....................  23,614   1,371,737            0.7%
 #   Chesapeake Energy Corp...............  45,371   1,268,573            0.6%
     Chevron Corp.........................  58,952   7,071,882            3.5%
     ConocoPhillips.......................  94,395   6,919,153            3.5%
     Devon Energy Corp....................  21,332   1,348,609            0.7%
     Hess Corp............................  23,837   1,935,564            1.0%
     Marathon Oil Corp....................  50,334   1,774,777            0.9%
     Marathon Petroleum Corp..............  23,581   1,689,814            0.9%
     National Oilwell Varco, Inc..........  26,968   2,189,262            1.1%
     Occidental Petroleum Corp............  20,969   2,014,702            1.0%
     Phillips 66..........................  41,103   2,648,266            1.3%
     Valero Energy Corp...................  39,957   1,645,030            0.8%
     Other Securities.....................           5,927,798            2.9%
                                                   -----------           -----
 Total Energy.............................          43,088,758           21.5%
                                                   -----------           -----
 Financials -- (23.5%)
     American International Group, Inc.... 110,812   5,723,440            2.9%
     Bank of America Corp................. 565,423   7,893,305            3.9%
     Bank of New York Mellon Corp. (The)..  48,662   1,547,452            0.8%
     Capital One Financial Corp...........  26,178   1,797,643            0.9%
     Citigroup, Inc....................... 157,700   7,692,606            3.8%
 #   CME Group, Inc.......................  23,396   1,736,217            0.9%
     JPMorgan Chase & Co..................  78,114   4,025,995            2.0%
 #   Loews Corp...........................  27,718   1,339,056            0.7%
     MetLife, Inc.........................  70,091   3,316,005            1.7%
     Morgan Stanley....................... 109,433   3,144,010            1.6%
 #   Prudential Financial, Inc............  32,452   2,641,268            1.3%
     SunTrust Banks, Inc..................  38,070   1,280,675            0.6%
     Other Securities.....................           9,408,385            4.7%
                                                   -----------           -----
 Total Financials.........................          51,546,057           25.8%
                                                   -----------           -----
 Health Care -- (6.5%)
     Aetna, Inc...........................  28,210   1,768,767            0.9%
 *   Express Scripts Holding Co...........  30,783   1,924,553            1.0%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................    28,321 $  2,769,227            1.4%
      WellPoint, Inc.....................................    25,035    2,122,968            1.0%
      Other Securities...................................              5,617,317            2.8%
                                                                    ------------          ------
Total Health Care........................................             14,202,832            7.1%
                                                                    ------------          ------
Industrials -- (9.1%)
      CSX Corp...........................................    78,162    2,036,902            1.0%
      Eaton Corp. P.L.C..................................    26,832    1,893,266            0.9%
      FedEx Corp.........................................    10,397    1,362,007            0.7%
      General Electric Co................................   128,841    3,367,904            1.7%
      Norfolk Southern Corp..............................    23,334    2,007,191            1.0%
#     Northrop Grumman Corp..............................    14,791    1,590,180            0.8%
      Other Securities...................................              7,789,210            3.9%
                                                                    ------------          ------
Total Industrials........................................             20,046,660           10.0%
                                                                    ------------          ------
Information Technology -- (6.4%)
      Corning, Inc.......................................    76,095    1,300,464            0.6%
      Hewlett-Packard Co.................................   127,887    3,116,606            1.5%
*     Yahoo!, Inc........................................    69,156    2,277,307            1.1%
      Other Securities...................................              7,397,841            3.8%
                                                                    ------------          ------
Total Information Technology.............................             14,092,218            7.0%
                                                                    ------------          ------
Materials -- (2.9%)
      Freeport-McMoRan Copper & Gold, Inc................    43,878    1,612,955            0.8%
      Other Securities...................................              4,756,318            2.4%
                                                                    ------------          ------
Total Materials..........................................              6,369,273            3.2%
                                                                    ------------          ------
Telecommunication Services -- (4.1%)
      AT&T, Inc..........................................   197,065    7,133,753            3.6%
#     CenturyLink, Inc...................................    38,023    1,287,459            0.6%
      Other Securities...................................                587,221            0.3%
                                                                    ------------          ------
Total Telecommunication Services.........................              9,008,433            4.5%
                                                                    ------------          ------
Utilities -- (0.3%)
      Other Securities...................................                723,861            0.4%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            199,548,618           99.7%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid Reserves, 0.073%. 1,791,090    1,791,090            0.9%
                                                                    ------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund..................... 1,602,779   18,544,148            9.3%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $167,292,266).....................................           $219,883,856          109.9%
                                                                    ============          ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 25,671,427          --   --    $ 25,671,427
    Consumer Staples............   14,799,099          --   --      14,799,099
    Energy......................   43,088,758          --   --      43,088,758
    Financials..................   51,546,057          --   --      51,546,057
    Health Care.................   14,202,832          --   --      14,202,832
    Industrials.................   20,046,660          --   --      20,046,660
    Information Technology......   14,092,218          --   --      14,092,218
    Materials...................    6,369,273          --   --       6,369,273
    Telecommunication Services..    9,008,433          --   --       9,008,433
    Utilities...................      723,861          --   --         723,861
  Temporary Cash Investments....    1,791,090          --   --       1,791,090
  Securities Lending Collateral.           -- $18,544,148   --      18,544,148
                                 ------------ -----------   --    ------------
  TOTAL......................... $201,339,708 $18,544,148   --    $219,883,856
                                 ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                               Percentage
                                          Shares   Value++   of Net Assets**
                                          ------   -------   ---------------
   COMMON STOCKS -- (93.7%)
   AUSTRALIA -- (5.1%)
       Wesfarmers, Ltd................... 47,233 $ 1,916,665            1.4%
       Other Securities..................          5,533,751            4.0%
                                                 -----------           -----
   TOTAL AUSTRALIA.......................          7,450,416            5.4%
                                                 -----------           -----
   AUSTRIA -- (0.2%)
       Other Securities..................            337,371            0.2%
                                                 -----------           -----
   BELGIUM -- (1.3%)
       Other Securities..................          1,894,152            1.4%
                                                 -----------           -----
   CANADA -- (8.7%)
       Canadian Natural Resources, Ltd... 36,966   1,173,670            0.9%
       Goldcorp, Inc..................... 27,477     698,740            0.5%
   #   Magna International, Inc..........  8,230     697,062            0.5%
       Manulife Financial Corp........... 41,820     740,819            0.5%
       Suncor Energy, Inc................ 51,054   1,855,307            1.4%
       Other Securities..................          7,724,214            5.6%
                                                 -----------           -----
   TOTAL CANADA..........................         12,889,812            9.4%
                                                 -----------           -----
   DENMARK -- (1.6%)
       Other Securities..................          2,365,133            1.7%
                                                 -----------           -----
   FINLAND -- (1.0%)
       Other Securities..................          1,522,426            1.1%
                                                 -----------           -----
   FRANCE -- (9.9%)
       AXA SA............................ 53,665   1,337,087            1.0%
       BNP Paribas SA.................... 34,574   2,550,632            1.8%
       Cie de St-Gobain.................. 16,902     887,187            0.6%
       GDF Suez.......................... 56,467   1,399,465            1.0%
       Orange............................ 68,037     935,242            0.7%
       Renault SA........................  8,835     770,856            0.6%
       Societe Generale SA............... 23,957   1,353,319            1.0%
       Vivendi SA........................ 53,030   1,342,717            1.0%
       Other Securities..................          3,947,430            2.8%
                                                 -----------           -----
   TOTAL FRANCE..........................         14,523,935           10.5%
                                                 -----------           -----
   GERMANY -- (8.4%)
       Allianz SE........................  7,402   1,242,813            0.9%
   #   Allianz SE ADR.................... 42,793     720,206            0.5%
       Bayerische Motoren Werke AG.......  7,338     830,503            0.6%
       Daimler AG........................ 32,525   2,662,977            1.9%
       Deutsche Bank AG.................. 33,137   1,601,481            1.2%
       Deutsche Telekom AG Sponsored ADR. 73,200   1,155,828            0.8%
       E.ON SE........................... 59,606   1,086,527            0.8%
       Muenchener Rueckversicherungs AG..  5,893   1,229,470            0.9%
       Other Securities..................          1,835,188            1.4%
                                                 -----------           -----
   TOTAL GERMANY.........................         12,364,993            9.0%
                                                 -----------           -----
   GREECE -- (0.0%)
       Other Securities..................             36,505            0.0%
                                                 -----------           -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                           Shares    Value++   of Net Assets**
                                            ------   -------   ---------------
 HONG KONG -- (2.2%)
     Hutchison Whampoa, Ltd...............  78,000 $   971,429            0.7%
     Other Securities.....................           2,258,094            1.6%
                                                   -----------           -----
 TOTAL HONG KONG..........................           3,229,523            2.3%
                                                   -----------           -----
 IRELAND -- (0.2%)
     Other Securities.....................             263,425            0.2%
                                                   -----------           -----
 ISRAEL -- (0.4%)
     Other Securities.....................             652,899            0.5%
                                                   -----------           -----
 ITALY -- (1.3%)
     UniCredit SpA........................ 132,894     997,580            0.7%
     Other Securities.....................             885,574            0.7%
                                                   -----------           -----
 TOTAL ITALY..............................           1,883,154            1.4%
                                                   -----------           -----
 JAPAN -- (19.5%)
     ITOCHU Corp..........................  62,400     750,306            0.5%
     Mitsubishi Corp......................  61,300   1,240,164            0.9%
     Mitsubishi UFJ Financial Group, Inc.. 459,000   2,923,033            2.1%
     Mitsui & Co., Ltd....................  72,300   1,032,872            0.8%
     Nippon Steel & Sumitomo Metal Corp... 322,185   1,063,388            0.8%
     NTT DOCOMO, Inc......................  65,500   1,039,159            0.8%
     Other Securities.....................          20,639,264           14.9%
                                                   -----------           -----
 TOTAL JAPAN..............................          28,688,186           20.8%
                                                   -----------           -----
 NETHERLANDS -- (3.4%)
 *   ING Groep NV......................... 109,394   1,390,147            1.0%
     Koninklijke Philips NV...............  21,366     755,089            0.6%
     Other Securities.....................           2,858,334            2.0%
                                                   -----------           -----
 TOTAL NETHERLANDS........................           5,003,570            3.6%
                                                   -----------           -----
 NEW ZEALAND -- (0.1%)
     Other Securities.....................             112,046            0.1%
                                                   -----------           -----
 NORWAY -- (0.7%)
     Other Securities.....................           1,101,906            0.8%
                                                   -----------           -----
 PORTUGAL -- (0.1%)
     Other Securities.....................             174,316            0.1%
                                                   -----------           -----
 SINGAPORE -- (1.0%)
     Other Securities.....................           1,537,838            1.1%
                                                   -----------           -----
 SPAIN -- (2.2%)
     Banco Santander SA................... 152,389   1,350,972            1.0%
 #   Iberdrola SA......................... 137,260     861,560            0.6%
     Other Securities.....................           1,030,675            0.8%
                                                   -----------           -----
 TOTAL SPAIN..............................           3,243,207            2.4%
                                                   -----------           -----
 SWEDEN -- (2.5%)
     Nordea Bank AB.......................  85,572   1,094,595            0.8%
     Other Securities.....................           2,549,470            1.8%
                                                   -----------           -----
 TOTAL SWEDEN.............................           3,644,065            2.6%
                                                   -----------           -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                               Percentage
                                                                        Shares    Value++    of Net Assets**
                                                                         ------   -------    ---------------
SWITZERLAND -- (6.5%)
      Credit Suisse Group AG...........................................  51,115 $  1,590,083            1.2%
      Holcim, Ltd......................................................   9,610      714,786            0.5%
      Novartis AG ADR..................................................  10,786      836,454            0.6%
      Swiss Re AG......................................................  13,340    1,171,020            0.8%
      UBS AG...........................................................  98,846    1,911,787            1.4%
      Zurich Insurance Group AG........................................   4,528    1,251,192            0.9%
      Other Securities.................................................            2,069,688            1.5%
                                                                                ------------          ------
TOTAL SWITZERLAND......................................................            9,545,010            6.9%
                                                                                ------------          ------

UNITED KINGDOM -- (17.4%)
      Barclays P.L.C. Sponsored ADR.................................... 119,177    2,003,365            1.5%
      BP P.L.C. Sponsored ADR.......................................... 125,591    5,839,982            4.2%
      Glencore Xstrata P.L.C........................................... 170,364      927,157            0.7%
      HSBC Holdings P.L.C. Sponsored ADR...............................  64,940    3,574,298            2.6%
#*    Lloyds Banking Group P.L.C. ADR.................................. 194,838      980,035            0.7%
      Royal Dutch Shell P.L.C. ADR(780259107)..........................  38,739    2,693,135            2.0%
      Royal Dutch Shell P.L.C. ADR(780259206)..........................  23,588    1,572,376            1.1%
      Vodafone Group P.L.C............................................. 672,985    2,464,981            1.8%
      Vodafone Group P.L.C. Sponsored ADR..............................  46,031    1,694,861            1.2%
      Other Securities.................................................            3,837,419            2.8%
                                                                                ------------          ------
TOTAL UNITED KINGDOM...................................................           25,587,609           18.6%
                                                                                ------------          ------
TOTAL COMMON STOCKS....................................................          138,051,497          100.1%
                                                                                ------------          ------

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
      Other Securities.................................................               37,164            0.0%
                                                                                ------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities.................................................                   --            0.0%
                                                                                ------------          ------

SPAIN -- (0.0%)
      Other Securities.................................................               32,898            0.0%
                                                                                ------------          ------
TOTAL RIGHTS/WARRANTS..................................................               32,898            0.0%
                                                                                ------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount    Value+
                                                                        -------   ------            -
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund................................... 777,874    9,000,000            6.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $220,929 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $199,790) to be repurchased at $195,874...............    $196      195,873            0.2%
                                                                                ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................            9,195,873            6.7%
                                                                                ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $137,925,965)................................................           $147,317,432          106.8%
                                                                                ============          ======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $  7,450,416   --    $  7,450,416
    Austria.....................          --      337,371   --         337,371
    Belgium.....................          --    1,894,152   --       1,894,152
    Canada...................... $12,889,812           --   --      12,889,812
    Denmark.....................          --    2,365,133   --       2,365,133
    Finland.....................          --    1,522,426   --       1,522,426
    France......................      80,666   14,443,269   --      14,523,935
    Germany.....................   1,876,034   10,488,959   --      12,364,993
    Greece......................          --       36,505   --          36,505
    Hong Kong...................          --    3,229,523   --       3,229,523
    Ireland.....................     202,009       61,416   --         263,425
    Israel......................          --      652,899   --         652,899
    Italy.......................     242,048    1,641,106   --       1,883,154
    Japan.......................     501,975   28,186,211   --      28,688,186
    Netherlands.................     324,666    4,678,904   --       5,003,570
    New Zealand.................          --      112,046   --         112,046
    Norway......................          --    1,101,906   --       1,101,906
    Portugal....................          --      174,316   --         174,316
    Singapore...................          --    1,537,838   --       1,537,838
    Spain.......................          --    3,243,207   --       3,243,207
    Sweden......................     369,448    3,274,617   --       3,644,065
    Switzerland.................   1,122,808    8,422,202   --       9,545,010
    United Kingdom..............  18,705,743    6,881,866   --      25,587,609
  Preferred Stocks
    Germany.....................          --       37,164   --          37,164
  Rights/Warrants
    Hong Kong...................          --           --   --              --
    Spain.......................          --       32,898   --          32,898
  Securities Lending Collateral.          --    9,195,873   --       9,195,873
                                 ----------- ------------   --    ------------
  TOTAL......................... $36,315,209 $111,002,223   --    $147,317,432
                                 =========== ============   ==    ============


                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                            Percentage
                                      Shares    Value++   of Net Assets**
                                      ------    -------   ---------------
       COMMON STOCKS -- (87.6%)
       AUSTRALIA -- (4.6%)
           Other Securities..........         $ 6,242,852            5.2%
                                              -----------            ----

       AUSTRIA -- (0.9%)
           Other Securities..........           1,160,608            1.0%
                                              -----------            ----

       BELGIUM -- (1.1%)
           Ackermans & van Haaren NV.   2,145     232,309            0.2%
           Other Securities..........           1,281,431            1.1%
                                              -----------            ----
       TOTAL BELGIUM.................           1,513,740            1.3%
                                              -----------            ----

       CANADA -- (7.7%)
           Other Securities..........          10,384,500            8.7%
                                              -----------            ----

       CHINA -- (0.0%)
           Other Securities..........              10,832            0.0%
                                              -----------            ----

       DENMARK -- (1.4%)
       *   Jyske Bank A.S............   4,088     231,135            0.2%
       #*  Vestas Wind Systems A.S...  10,145     271,854            0.2%
           Other Securities..........           1,419,546            1.2%
                                              -----------            ----
       TOTAL DENMARK.................           1,922,535            1.6%
                                              -----------            ----

       FINLAND -- (2.2%)
           Huhtamaki Oyj.............   9,505     228,476            0.2%
           Other Securities..........           2,801,436            2.3%
                                              -----------            ----
       TOTAL FINLAND.................           3,029,912            2.5%
                                              -----------            ----

       FRANCE -- (3.9%)
       *   Alcatel-Lucent............ 140,154     536,938            0.5%
       #   Neopost SA................   3,793     286,375            0.2%
           Teleperformance...........   4,525     239,531            0.2%
           Other Securities..........           4,256,166            3.5%
                                              -----------            ----
       TOTAL FRANCE..................           5,319,010            4.4%
                                              -----------            ----

       GERMANY -- (4.8%)
       #   Deutsche Wohnen AG........  11,908     223,952            0.2%
           Rheinmetall AG............   3,691     228,191            0.2%
           Rhoen Klinikum AG.........   8,742     244,308            0.2%
           Stada Arzneimittel AG.....   5,765     331,382            0.3%
           Other Securities..........           5,434,824            4.5%
                                              -----------            ----
       TOTAL GERMANY.................           6,462,657            5.4%
                                              -----------            ----

       GREECE -- (0.7%)
           Other Securities..........             919,905            0.8%
                                              -----------            ----

       HONG KONG -- (2.7%)
           Esprit Holdings, Ltd...... 130,050     239,791            0.2%
           Other Securities..........           3,469,458            2.9%
                                              -----------            ----
       TOTAL HONG KONG...............           3,709,249            3.1%
                                              -----------            ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              Percentage
                                         Shares   Value++   of Net Assets**
                                         ------   -------   ---------------
     IRELAND -- (0.4%)
         Other Securities...............        $   592,710            0.5%
                                                -----------           -----

     ISRAEL -- (0.6%)
         Other Securities...............            861,315            0.7%
                                                -----------           -----

     ITALY -- (3.1%)
         Azimut Holding SpA.............  8,914     226,123            0.2%
         Unione di Banche Italiane SCPA. 36,854     254,714            0.2%
         Other Securities...............          3,680,430            3.1%
                                                -----------           -----
     TOTAL ITALY........................          4,161,267            3.5%
                                                -----------           -----

     JAPAN -- (19.5%)
         Other Securities...............         26,431,413           22.0%
                                                -----------           -----

     NETHERLANDS -- (2.1%)
         Delta Lloyd NV................. 12,517     265,381            0.2%
         Nutreco NV.....................  8,732     426,869            0.4%
     *   PostNL NV...................... 43,334     226,434            0.2%
     *   SBM Offshore NV................ 11,207     234,568            0.2%
         Other Securities...............          1,620,365            1.3%
                                                -----------           -----
     TOTAL NETHERLANDS..................          2,773,617            2.3%
                                                -----------           -----

     NEW ZEALAND -- (0.8%)
         Other Securities...............          1,135,589            0.9%
                                                -----------           -----

     NORWAY -- (0.9%)
         Other Securities...............          1,268,781            1.1%
                                                -----------           -----

     PORTUGAL -- (0.4%)
         Other Securities...............            470,335            0.4%
                                                -----------           -----

     SINGAPORE -- (1.4%)
         Other Securities...............          1,925,131            1.6%
                                                -----------           -----

     SPAIN -- (2.0%)
         Viscofan SA....................  4,280     227,036            0.2%
         Other Securities...............          2,533,090            2.1%
                                                -----------           -----
     TOTAL SPAIN........................          2,760,126            2.3%
                                                -----------           -----

     SWEDEN -- (3.2%)
         NCC AB Class B.................  8,486     261,023            0.2%
         Other Securities...............          3,994,405            3.3%
                                                -----------           -----
     TOTAL SWEDEN.......................          4,255,428            3.5%
                                                -----------           -----

     SWITZERLAND -- (4.1%)
         Clariant AG.................... 16,533     291,309            0.2%
         GAM Holding AG................. 12,356     230,882            0.2%
         Georg Fischer AG...............    344     236,964            0.2%
         Lonza Group AG.................  3,804     339,556            0.3%
         OC Oerlikon Corp. AG........... 15,998     223,655            0.2%
         Other Securities...............          4,178,858            3.5%
                                                -----------           -----
     TOTAL SWITZERLAND..................          5,501,224            4.6%
                                                -----------           -----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                                      Percentage
                                                                             Shares      Value++    of Net Assets**
                                                                             ------      -------    ---------------
UNITED KINGDOM -- (19.1%)
      Ashtead Group P.L.C..................................................     49,721 $    522,476            0.4%
      Balfour Beatty P.L.C.................................................     75,362      344,650            0.3%
      Barratt Developments P.L.C...........................................     83,350      446,970            0.4%
      Bellway P.L.C........................................................     12,399      298,647            0.3%
      Berkeley Group Holdings P.L.C........................................      7,459      279,601            0.2%
      Cobham P.L.C.........................................................     75,745      349,814            0.3%
      Daily Mail & General Trust P.L.C.....................................     19,287      251,557            0.2%
      DCC P.L.C............................................................      7,295      326,673            0.3%
*     Dixons Retail P.L.C..................................................    392,004      307,136            0.3%
      Drax Group P.L.C.....................................................     25,834      263,748            0.2%
      DS Smith P.L.C.......................................................     70,253      340,512            0.3%
      Electrocomponents P.L.C..............................................     49,099      234,729            0.2%
      Firstgroup P.L.C.....................................................    127,647      236,067            0.2%
      Halma P.L.C..........................................................     34,762      305,333            0.3%
      Hays P.L.C...........................................................    147,083      293,562            0.3%
      Hiscox, Ltd..........................................................     22,058      234,173            0.2%
      Inchcape P.L.C.......................................................     24,576      250,918            0.2%
      Informa P.L.C........................................................     33,824      303,010            0.3%
      Inmarsat P.L.C.......................................................     20,138      232,428            0.2%
      Persimmon P.L.C......................................................     23,193      469,570            0.4%
      Rightmove P.L.C......................................................      5,294      224,965            0.2%
      Rotork P.L.C.........................................................      5,316      243,559            0.2%
      Spectris P.L.C.......................................................     11,013      407,787            0.3%
      Spirax-Sarco Engineering P.L.C.......................................      6,360      297,433            0.3%
      Taylor Wimpey P.L.C..................................................    237,041      418,227            0.4%
      Other Securities.....................................................              17,904,790           14.6%
                                                                                       ------------          ------
TOTAL UNITED KINGDOM.......................................................              25,788,335           21.5%
                                                                                       ------------          ------

UNITED STATES -- (0.0%)
      Other Securities.....................................................                  17,697            0.0%
                                                                                       ------------          ------
TOTAL COMMON STOCKS........................................................             118,618,768           98.9%
                                                                                       ------------          ------

PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
      Other Securities.....................................................                     344            0.0%
                                                                                       ------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
      Other Securities.....................................................                      --            0.0%
                                                                                       ------------          ------

ITALY -- (0.0%)
      Other Securities.....................................................                     940            0.0%
                                                                                       ------------          ------
TOTAL RIGHTS/WARRANTS......................................................                     940            0.0%
                                                                                       ------------          ------

                                                                             Shares/
                                                                              Face
                                                                             Amount      Value+
                                                                             -------     ------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund.......................................  1,382,887   16,000,000           13.4%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13
       (Collateralized by $854,764 FNMA, rates ranging from 2.500% to
       4.500%, maturities ranging from 04/01/27 to 10/01/43, valued at
       $772,979) to be repurchased at $757,826............................. $      758      757,823            0.6%
                                                                                       ------------          ------
TOTAL SECURITIES LENDING COLLATERAL........................................              16,757,823           14.0%
                                                                                       ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $119,891,844)....................................................              $135,377,875          112.9%
                                                                                       ============          ======

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $     2,810 $  6,240,042   --    $  6,242,852
    Austria.....................          --    1,160,608   --       1,160,608
    Belgium.....................          --    1,513,740   --       1,513,740
    Canada......................  10,383,927          573   --      10,384,500
    China.......................       2,302        8,530   --          10,832
    Denmark.....................          --    1,922,535   --       1,922,535
    Finland.....................          --    3,029,912   --       3,029,912
    France......................       3,138    5,315,872   --       5,319,010
    Germany.....................     161,133    6,301,524   --       6,462,657
    Greece......................          --      919,905   --         919,905
    Hong Kong...................     102,058    3,607,191   --       3,709,249
    Ireland.....................          --      592,710   --         592,710
    Israel......................          --      861,315   --         861,315
    Italy.......................     108,299    4,052,968   --       4,161,267
    Japan.......................     147,974   26,283,439   --      26,431,413
    Netherlands.................          --    2,773,617   --       2,773,617
    New Zealand.................          --    1,135,589   --       1,135,589
    Norway......................      30,844    1,237,937   --       1,268,781
    Portugal....................          --      470,335   --         470,335
    Singapore...................          --    1,925,131   --       1,925,131
    Spain.......................          --    2,760,126   --       2,760,126
    Sweden......................         197    4,255,231   --       4,255,428
    Switzerland.................          --    5,501,224   --       5,501,224
    United Kingdom..............          --   25,788,335   --      25,788,335
    United States...............      17,697           --   --          17,697
  Preferred Stocks
    United Kingdom..............          --          344   --             344
  Rights/Warrants
    Austria.....................          --           --   --              --
    Italy.......................          --          940   --             940
  Securities Lending Collateral.          --   16,757,823   --      16,757,823
                                 ----------- ------------   --    ------------
  TOTAL......................... $10,960,379 $124,417,496   --    $135,377,875
                                 =========== ============   ==    ============


                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
AGENCY OBLIGATIONS -- (16.7%)
Federal Home Loan Bank
      2.375%, 03/14/14............................. $3,000 $ 3,025,203
      0.250%, 02/20/15.............................  2,100   2,100,620
      0.375%, 08/28/15.............................  1,100   1,101,609
Federal Home Loan Mortgage Corporation
      1.750%, 09/10/15.............................  2,600   2,666,921
Federal National Mortgage Association
      2.875%, 12/11/13.............................  1,900   1,905,898
      2.750%, 03/13/14.............................  1,000   1,009,675
      0.375%, 03/16/15.............................  5,900   5,911,387
      0.500%, 07/02/15.............................  2,000   2,006,540
      2.375%, 07/28/15.............................  1,200   1,242,842
      0.500%, 09/28/15.............................  1,500   1,504,229
      4.375%, 10/15/15.............................  1,000   1,078,148
      1.625%, 10/26/15.............................    500     512,436
                                                           -----------
TOTAL AGENCY OBLIGATIONS...........................         24,065,508
                                                           -----------

BONDS -- (68.2%)
Agence Francaise de Developpement
      1.250%, 06/09/14.............................  2,600   2,613,988
Asian Development Bank
      0.500%, 08/17/15.............................  1,500   1,503,945
Australia & New Zealand Banking Group, Ltd.
      2.125%, 09/19/14.............................    834     842,006
      3.700%, 01/13/15.............................    650     674,505
(r)   0.487%, 01/29/15.............................  1,500   1,503,714
Bank Nederlandse Gemeenten
      1.500%, 03/28/14.............................    500     502,410
      5.000%, 05/16/14.............................    500     512,502
      3.125%, 01/12/15.............................  1,000   1,032,456
      1.375%, 03/23/15.............................  1,000   1,014,100
Bank of New York Mellon Corp. (The)
#     2.950%, 06/18/15.............................    800     831,344
Bank of New York Mellon Corp. (The) Floating Rate
 Note
#(r)  0.522%, 01/31/14.............................  1,175   1,175,638
Bank of Nova Scotia
#     2.375%, 12/17/13.............................  2,500   2,506,250
Berkshire Hathaway Finance Corp.
      1.500%, 01/10/14.............................    300     300,719
British Columbia, Province of Canada
      2.850%, 06/15/15.............................  3,000   3,120,780
Caisse d'Amortissement de la Dette Sociale
      3.500%, 07/01/14.............................    500     510,552
      1.250%, 07/11/14.............................  2,000   2,013,020

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Commonwealth Bank of Australia
(r)  1.494%, 01/17/14............................. $1,000 $1,003,096
     3.750%, 10/15/14.............................  1,800  1,853,100
     1.250%, 09/18/15.............................    500    505,872
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     1.875%, 12/15/14.............................  2,100  2,131,303
Council Of Europe Development Bank
     4.500%, 06/30/14.............................    500    513,810
#    2.750%, 02/10/15.............................    500    515,450
     4.000%, 04/15/15.............................  2,000  2,104,268
DBS Bank Ltd.
     2.375%, 09/14/15.............................  1,800  1,850,591
European Investment Bank
     4.750%, 10/15/14.............................  1,000  1,042,734
#    2.875%, 01/15/15.............................  1,000  1,031,180
#    1.125%, 04/15/15.............................    500    505,780
     1.000%, 07/15/15.............................    500    505,380
Export Development Canada
     2.250%, 05/28/15.............................  1,500  1,545,555
General Electric Capital Corp.
     2.150%, 01/09/15.............................  1,550  1,580,781
#    4.875%, 03/04/15.............................  1,600  1,690,782
JPMorgan Chase & Co. Floating Rate Note
(r)  1.038%, 01/24/14.............................    800    801,587
KFW
     3.500%, 03/10/14.............................    500    505,723
     1.000%, 01/12/15.............................  2,000  2,017,460
Kommunalbanken A.S.
     1.000%, 06/16/14.............................  1,000  1,004,419
     2.875%, 10/27/14.............................    500    512,650
     1.000%, 02/09/15.............................  1,100  1,109,504
Kommunekredit
     0.750%, 09/02/14.............................  1,000  1,003,940
Landwirtschaftliche Rentenbank
     2.250%, 03/11/14.............................    400    402,842
     3.125%, 07/15/15.............................  1,500  1,568,565
Manitoba, Province of Canada
     1.375%, 04/28/14.............................  1,200  1,206,174
National Australia Bank, Ltd.
(r)  1.436%, 01/30/14.............................  1,000  1,003,502
     2.000%, 03/09/15.............................    300    305,952
National Australia Bank, Ltd. Floating Rate Note
(r)  1.415%, 02/14/14.............................  2,000  2,006,832
Nederlandse Waterschapsbank NV
     1.375%, 05/16/14.............................  1,800  1,809,945
#    1.250%, 10/20/14.............................  1,450  1,463,412
Nordea Bank AB
#    2.250%, 03/20/15.............................    500    511,000
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  1.123%, 04/09/14.............................  2,500  2,510,852

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Nordic Investment Bank
     2.625%, 10/06/14............................. $  600 $  613,086
     2.500%, 07/15/15.............................  1,000  1,034,800
Novartis Capital Corp.
     2.900%, 04/24/15.............................  1,000  1,037,384
NRW Bank
     1.250%, 05/15/15.............................  1,000  1,012,416
NRW Bank Floating Rate Note
(r)  0.580%, 12/01/14.............................  1,000  1,002,900
Oesterreichische Kontrollbank AG
     1.375%, 01/21/14.............................  2,000  2,004,980
Ontario, Province of Canada
     4.500%, 02/03/15.............................  1,100  1,156,738
     2.950%, 02/05/15.............................  1,500  1,548,615
     0.950%, 05/26/15.............................    500    504,215
Quebec, Province of Canada
     4.875%, 05/05/14.............................  2,000  2,046,770
#    4.600%, 05/26/15.............................  1,000  1,064,820
Rabobank Nederland
     0.600%, 04/29/15.............................  1,000    997,074
Royal Bank of Canada
#    1.150%, 03/13/15.............................    500    504,608
#    0.550%, 05/01/15.............................  3,200  3,200,134
Sanofi
     1.625%, 03/28/14.............................  1,500  1,507,494
Societe Financement de l'Economie Francaise
     2.875%, 09/22/14.............................  1,000  1,022,746
State of North Rhine-Westphalia
     1.625%, 09/17/14.............................    500    505,402
     Svensk Exportkredit AB.......................
     3.250%, 09/16/14.............................  1,800  1,846,584
Svensk Exportkredit AB Floating Rate Note
(r)  0.400%, 03/23/14.............................  1,000  1,000,570
Svenska Handelsbanken AB
(r)  0.423%, 10/06/14.............................    500    500,713
(r)  0.536%, 01/16/15.............................  1,000  1,002,397
Sweden Government International Bond
     1.000%, 06/03/14.............................    200    201,020
Toronto-Dominion Bank (The)
     1.375%, 07/14/14.............................    800    806,210
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.544%, 07/14/14.............................  1,500  1,503,205
(r)  0.445%, 05/01/15.............................  1,000  1,000,744
Total Capital Canada, Ltd. Floating Rate Note
(r)  0.624%, 01/17/14.............................  1,200  1,201,180
Total Capital SA
     3.000%, 06/24/15.............................    700    728,510

                                                      Face
                                                     Amount       Value+
                                                     ------       ------
                                                      (000)
Toyota Motor Credit Corp.
      1.250%, 11/17/14............................. $      805 $    812,825
#     1.000%, 02/17/15.............................      1,500    1,512,141
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.430%, 12/05/14.............................        400      400,543
(r)   0.393%, 04/08/15.............................        500      499,894
US Bancorp
      2.875%, 11/20/14.............................      2,000    2,052,330
Westpac Banking Corp.
(r)   1.215%, 02/14/14.............................      1,500    1,504,182
#     4.200%, 02/27/15.............................        813      852,947
      3.000%, 08/04/15.............................      1,000    1,042,233
                                                               ------------
TOTAL BONDS........................................              98,014,380
                                                               ------------

U.S. TREASURY OBLIGATIONS -- (3.9%)
U.S. Treasury Notes
      0.250%, 07/15/15.............................      2,500    2,499,513
      1.750%, 07/31/15.............................        750      769,277
      0.250%, 08/15/15.............................      1,600    1,599,374
      1.250%, 08/31/15.............................        700      712,332
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS....................               5,580,496
                                                               ------------

COMMERCIAL PAPER -- (5.3%)
Caisse des Depots et Consignations
##    0.230%, 12/04/13.............................      2,000    1,999,711
DBS Bank, Ltd.
##    0.160%, 01/06/14.............................      1,000      999,712
Standard Chartered Bank
##    0.180%, 11/18/13.............................      1,200    1,199,949
##    0.160%, 01/03/14.............................      2,500    2,499,302
United Overseas Bank, Ltd.
##    0.190%, 01/10/14.............................        900      899,721
                                                               ------------
TOTAL COMMERCIAL PAPER.............................               7,598,395
                                                               ------------
                                                     Shares
                                                     ------         -
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves,
       0.073%......................................  1,034,586    1,034,586
                                                               ------------

                                                     Shares/
                                                      Face
                                                     Amount
                                                     -------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund...............    645,067    7,463,430
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $143,580,171)..............................             $143,756,795
                                                               ============

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                  Level 1     Level 2    Level 3    Total
                                 ---------- ------------ ------- ------------
  Agency Obligations............         -- $ 24,065,508   --    $ 24,065,508
  Bonds.........................         --   98,014,380   --      98,014,380
  U.S. Treasury Obligations.....         --    5,580,496   --       5,580,496
  Commercial Paper..............         --    7,598,395   --       7,598,395
  Temporary Cash Investments.... $1,034,586           --   --       1,034,586
  Securities Lending Collateral.         --    7,463,430   --       7,463,430
                                 ---------- ------------   --    ------------
  TOTAL......................... $1,034,586 $142,722,209   --    $143,756,795
                                 ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (87.6%)
AUSTRALIA -- (4.7%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18.............................         900 $   881,066
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................         590     597,555
    4.250%, 04/06/18............................. EUR   2,300   3,508,217
    2.500%, 09/20/18.............................         400     408,539
Westpac Banking Corp.
    2.000%, 08/14/17.............................       3,000   3,052,881
                                                              -----------
TOTAL AUSTRALIA..................................               8,448,258
                                                              -----------

AUSTRIA -- (2.2%)
Austria Government Bond
    4.300%, 09/15/17............................. EUR   1,900   2,937,996
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................       1,000     987,672
                                                              -----------
TOTAL AUSTRIA....................................               3,925,668
                                                              -----------

BELGIUM -- (1.7%)
Belgium Government Bond
    5.500%, 09/28/17............................. EUR   1,950   3,116,318
                                                              -----------

CANADA -- (11.8%)
Bank of Nova Scotia
    2.550%, 01/12/17.............................       4,000   4,167,312
British Columbia, Province of Canada
    1.200%, 04/25/17.............................       3,100   3,129,062
Manitoba, Province of Canada
    1.300%, 04/03/17.............................       1,000   1,011,768
Ontario, Province of Canada
    1.100%, 10/25/17.............................       1,300   1,290,052
#   1.200%, 02/14/18.............................       2,700   2,674,642
Royal Bank of Canada
#   1.500%, 01/16/18.............................       3,400   3,368,785
    2.200%, 07/27/18.............................       1,000   1,010,885
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................       1,500   1,471,831
#   2.625%, 09/10/18.............................       2,500   2,581,462
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................         750     744,920
                                                              -----------
TOTAL CANADA.....................................              21,450,719
                                                              -----------

DENMARK -- (4.2%)
Denmark Government Bond
    4.000%, 11/15/17............................. DKK  20,000   4,147,272
Kommunekredit
    1.125%, 03/15/18.............................       3,500   3,444,231
                                                              -----------
TOTAL DENMARK....................................               7,591,503
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FINLAND -- (2.5%)
Municipality Finance P.L.C.
    1.625%, 04/25/17.............................       1,000 $ 1,019,792
    1.125%, 12/07/17............................. GBP   1,000   1,585,922
    1.125%, 04/17/18.............................       2,000   1,963,040
                                                              -----------
TOTAL FINLAND....................................               4,568,754
                                                              -----------

FRANCE -- (4.0%)
France Government Bond OAT
    4.250%, 10/25/17............................. EUR   2,500   3,863,370
Total Capital International SA
    1.550%, 06/28/17.............................       3,300   3,333,106
                                                              -----------
TOTAL FRANCE.....................................               7,196,476
                                                              -----------

GERMANY -- (6.4%)
KFW
    0.875%, 10/13/17............................. EUR     500     684,557
    1.000%, 12/07/17............................. GBP   2,000   3,166,168
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.875%, 12/15/17............................. GBP   1,000   1,569,247
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................       1,500   1,487,481
    1.000%, 12/15/17............................. GBP   2,000   3,165,976
NRW Bank
    0.875%, 12/15/17............................. GBP   1,000   1,563,025
                                                              -----------
TOTAL GERMANY....................................              11,636,454
                                                              -----------

JAPAN -- (3.4%)
Development Bank of Japan, Inc.
    5.125%, 02/01/17.............................       1,000   1,129,729
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................       4,000   4,008,568
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................       1,000     985,550
                                                              -----------
TOTAL JAPAN......................................               6,123,847
                                                              -----------

NETHERLANDS -- (6.5%)
Bank Nederlandse Gemeenten
    1.375%, 09/27/17.............................       2,100   2,104,830
    1.375%, 03/19/18.............................         800     794,038
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
#   3.375%, 01/19/17.............................       1,000   1,065,659

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
NETHERLANDS -- (Continued)
Netherlands Government Bond
    4.500%, 07/15/17............................. EUR   2,400 $ 3,719,423
Shell International Finance BV
    1.900%, 08/10/18.............................       4,000   4,042,376
                                                              -----------
TOTAL NETHERLANDS................................              11,726,326
                                                              -----------

NEW ZEALAND -- (1.0%)
New Zealand Government Bond
    6.000%, 12/15/17............................. NZD   2,000   1,785,481
                                                              -----------

NORWAY -- (3.9%)
Kommunalbanken A.S.
    1.375%, 06/08/17.............................       1,000   1,010,300
    1.000%, 09/26/17.............................         900     891,675
    1.125%, 12/15/17............................. GBP   1,000   1,583,838
    1.000%, 03/15/18.............................       1,000     979,740
Statoil ASA
    1.150%, 05/15/18.............................       2,600   2,556,091
                                                              -----------
TOTAL NORWAY.....................................               7,021,644
                                                              -----------

SINGAPORE -- (1.3%)
Singapore Government Bond
    0.500%, 04/01/18............................. SGD   3,000   2,395,450
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.7%)
Council Of Europe Development Bank
    1.500%, 02/22/17.............................       3,500   3,559,546
#   1.000%, 03/07/18.............................         500     491,154
European Financial Stability Facility
    1.625%, 09/15/17............................. EUR   1,800   2,517,338
European Investment Bank
#   1.000%, 12/15/17.............................         600     594,323
    1.375%, 01/15/18............................. GBP   2,000   3,178,899
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              10,341,260
                                                              -----------

SWEDEN -- (5.5%)
Kingdom of Sweden
    0.875%, 01/31/18............................. EUR     800   1,094,498
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................       3,000   3,064,380
    1.000%, 10/24/17.............................         900     893,927
Nordea Bank AB
    3.750%, 02/24/17............................. EUR   1,000   1,476,748
Svensk Exportkredit AB
    1.750%, 05/30/17.............................       3,400   3,479,339
                                                              -----------
TOTAL SWEDEN.....................................              10,008,892
                                                              -----------

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
UNITED KINGDOM -- (4.0%)
Barclays Bank P.L.C.
    1.500%, 04/04/17............................. GBP   1,000 $  1,620,074
Lloyds TSB Bank P.L.C.
    1.500%, 05/02/17............................. GBP     500      810,182
United Kingdom Gilt
    1.250%, 07/22/18............................. GBP   3,000    4,761,855
                                                              ------------
TOTAL UNITED KINGDOM.............................                7,192,111
                                                              ------------

UNITED STATES -- (18.8%)
3M Co.
    1.000%, 06/26/17.............................      $1,000      993,687
Apple, Inc.
#   1.000%, 05/03/18.............................       4,700    4,562,694
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................       1,200    1,209,574
    1.300%, 05/15/18.............................       2,500    2,459,010
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................         900      896,396
Chevron Corp.
    1.104%, 12/05/17.............................       3,800    3,760,351
    1.718%, 06/24/18.............................         173      173,230
Coca-Cola Co. (The)
#   1.150%, 04/01/18.............................       1,500    1,476,588
Colgate-Palmolive Co.
    1.300%, 01/15/17.............................         600      604,744
    0.900%, 05/01/18.............................         500      487,076
General Electric Capital Corp.
    5.625%, 09/15/17.............................       2,500    2,870,445
    1.600%, 11/20/17.............................         600      600,993
#   1.625%, 04/02/18.............................       1,000      998,195
International Business Machines Corp.
    5.700%, 09/14/17.............................       1,300    1,511,481
    1.250%, 02/08/18.............................       1,000      987,778
Johnson & Johnson
    5.150%, 07/15/18.............................       1,930    2,236,961
Toyota Motor Credit Corp.
#   1.750%, 05/22/17.............................         500      507,643
#   1.375%, 01/10/18.............................       3,500    3,462,994
    2.000%, 10/24/18.............................         500      502,181
Wal-Mart Stores, Inc.
    5.375%, 04/05/17.............................       1,000    1,140,513
    5.800%, 02/15/18.............................       1,000    1,174,884
    1.125%, 04/11/18.............................       1,500    1,472,941
                                                              ------------
TOTAL UNITED STATES..............................               34,090,359
                                                              ------------
TOTAL BONDS......................................              158,619,520
                                                              ------------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
AGENCY OBLIGATIONS -- (3.7%)
Federal Home Loan Mortgage Corporation
#   4.875%, 06/13/18.............................     3,000 $3,468,996
Federal National Mortgage Association
    0.875%, 05/21/18.............................     2,200  2,149,180
    1.875%, 09/18/18.............................     1,000  1,015,922
                                                            ----------
TOTAL AGENCY OBLIGATIONS.........................            6,634,098
                                                            ----------

                                                         Shares/
                                                          Face
                                                         Amount      Value+
                                                    -    -------     ------
                                                          (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund...............     1,296,456 $ 15,000,000
@     Repurchase Agreement, Deutsche Bank
       Securities, Inc. 0.12%, 11/01/13
       (Collateralized by $911,676 FNMA, rates
       ranging from 2.500% to 4.500%, maturities
       ranging from 04/01/27 to 10/01/43, valued
       at $824,446) to be repurchased at $808,283..          $808      808,280
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL................                 15,808,280
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $179,383,910)..............................                $181,061,898
                                                                  ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          Investments in Securities (Market Value)
                                          -----------------------------------------
                                          Level 1   Level 2    Level 3    Total
                                          ------- ------------ ------- ------------
Bonds
  Australia..............................   --    $  8,448,258   --    $  8,448,258
  Austria................................   --       3,925,668   --       3,925,668
  Belgium................................   --       3,116,318   --       3,116,318
  Canada.................................   --      21,450,719   --      21,450,719
  Denmark................................   --       7,591,503   --       7,591,503
  Finland................................   --       4,568,754   --       4,568,754
  France.................................   --       7,196,476   --       7,196,476
  Germany................................   --      11,636,454   --      11,636,454
  Japan..................................   --       6,123,847   --       6,123,847
  Netherlands............................   --      11,726,326   --      11,726,326
  New Zealand............................   --       1,785,481   --       1,785,481
  Norway.................................   --       7,021,644   --       7,021,644
  Singapore..............................   --       2,395,450   --       2,395,450
  Supranational Organization Obligations.   --      10,341,260   --      10,341,260
  Sweden.................................   --      10,008,892   --      10,008,892
  United Kingdom.........................   --       7,192,111   --       7,192,111
  United States..........................   --      34,090,359   --      34,090,359
Agency Obligations.......................   --       6,634,098   --       6,634,098
Securities Lending Collateral............   --      15,808,280   --      15,808,280
Forward Currency Contracts**.............   --          31,455   --          31,455
                                            --    ------------   --    ------------
TOTAL....................................   --    $181,093,353   --    $181,093,353
                                            ==    ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                                       Shares    Value+
                                                                       ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 752,101 $11,747,811
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 511,765   6,432,880
Investment in VA Global Bond Portfolio of
  DFA Investment Dimensions Group Inc................................. 460,627   5,030,051
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 486,445   4,966,601
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................. 268,141   4,220,539
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 104,355   2,096,487
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 197,327   1,985,108
Investment in VA Short-Term Fixed Portfolio of
  DFA Investment Dimensions Group Inc................................. 193,866   1,983,249
Investment in VA U.S. Large Value Portfolio of
  DFA Investment Dimensions Group Inc.................................  38,682     873,443
Investment in VA International Value Portfolio of
  DFA Investment Dimensions Group Inc.................................  57,771     763,734
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  12,717     353,160
                                                                               -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $37,421,558)...............................................          40,453,063
                                                                               -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.073%
  (Cost $23,714)......................................................  23,714      23,714
                                                                               -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $37,445,272)...............................................         $40,476,777
                                                                               ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $40,453,063    --      --    $40,453,063
    Temporary Cash Investments......      23,714    --      --         23,714
                                     -----------    --      --    -----------
    TOTAL........................... $40,476,777    --      --    $40,476,777
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                              VA U.S.                            VA
                                                                           Targeted Value  VA U.S. Large   International
                                                                             Portfolio    Value Portfolio Value Portfolio*
                                                                           -------------- --------------- ----------------
ASSETS:
Investments at Value (including $76,677, $18,071 and $9,580 of securities
 on loan, respectively)...................................................  $    160,097   $    199,549     $    138,121
Temporary Cash Investments at Value & Cost................................         1,896          1,791               --
Collateral Received from Securities on Loan at Value & Cost...............            --             --              196
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..        79,145         18,544            9,000
Foreign Currencies at Value...............................................            --             --              134
Cash......................................................................            19             --              553
Receivables:
  Investment Securities Sold..............................................            21          1,439               31
  Dividends, Interest and Tax Reclaims....................................            42            245              334
  Securities Lending Income...............................................            15              7                5
  Fund Shares Sold........................................................           193            158               18
Prepaid Expenses and Other Assets.........................................             1             --               --
                                                                            ------------   ------------     ------------
     Total Assets.........................................................       241,429        221,733          148,392
                                                                            ------------   ------------     ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................        79,145         18,544            9,196
  Investment Securities Purchased.........................................           751          1,941              729
  Fund Shares Redeemed....................................................           149          1,065              487
  Due to Advisor..........................................................            46             41               46
Unrealized Loss on Foreign Currency Contracts.............................            --             --                4
Accrued Expenses and Other Liabilities....................................            17             19               22
                                                                            ------------   ------------     ------------
     Total Liabilities....................................................        80,108         21,610           10,484
                                                                            ------------   ------------     ------------
NET ASSETS................................................................  $    161,321   $    200,123     $    137,908
                                                                            ============   ============     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...................................     9,148,282      8,861,454       10,435,071
                                                                            ============   ============     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................  $      17.63   $      22.58     $      13.22
                                                                            ============   ============     ============
Investments at Cost.......................................................  $    120,566   $    146,957     $    128,730
                                                                            ============   ============     ============
Foreign Currencies at Cost................................................  $         --   $         --     $        134
                                                                            ============   ============     ============
NET ASSETS CONSIST OF:
Paid-In Capital...........................................................  $    125,446   $    128,562     $    127,903
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).......................................................           826          2,417            3,031
Accumulated Net Realized Gain (Loss)......................................        (4,482)        16,552           (2,419)
Net Unrealized Foreign Exchange Gain (Loss)...............................            --             --                2
Net Unrealized Appreciation (Depreciation)................................        39,531         52,592            9,391
                                                                            ------------   ------------     ------------
NET ASSETS................................................................  $    161,321   $    200,123     $    137,908
                                                                            ============   ============     ============
(1) NUMBER OF SHARES AUTHORIZED...........................................   100,000,000    100,000,000      100,000,000
                                                                            ============   ============     ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)



                                                                            VA         VA Short-
                                                                      International    Term Fixed    VA Global
                                                                     Small Portfolio*  Portfolio   Bond Portfolio
                                                                     ---------------- ------------ --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............   $         --   $         --  $         --
Investments at Value (including $16,487, $7,306, $15,459 and $0 of
 securities on loan, respectively)..................................   $    118,620   $    135,258  $    165,254
Temporary Cash Investments at Value & Cost..........................             --          1,035            --
Collateral Received from Securities on Loan at Value & Cost.........            758             --           808
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................         16,000          7,463        15,000
Foreign Currencies at Value.........................................            373             --           144
Cash................................................................          2,547             --           800
Receivables:
  Investment Securities Sold........................................              2             --            --
  Dividends, Interest and Tax Reclaims..............................            273            614         1,102
  Securities Lending Income.........................................             16             --             1
  Fund Shares Sold..................................................            170          1,603            63
  From Advisor......................................................             --             --            --
Unrealized Gain on Forward Currency Contracts.......................             --             --           185
Unrealized Gain on Foreign Currency Contracts.......................             --             --             2
Deferred Offering Costs.............................................             --             --            --
Prepaid Expenses and Other Assets...................................             --              1             1
                                                                       ------------   ------------  ------------
   Total Assets.....................................................        138,759        145,974       183,360
                                                                       ------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................         16,758          7,463        15,808
  Investment Securities Purchased...................................          1,693             --            --
  Fund Shares Redeemed..............................................            305             47            55
  Due to Advisor....................................................             49             29            32
  Loan Payable......................................................             --            513            --
Unrealized Loss on Forward Currency Contracts.......................             --             --           154
Unrealized Loss on Foreign Currency Contracts.......................              3             --            --
Accrued Expenses and Other Liabilities..............................             24             16            18
                                                                       ------------   ------------  ------------
   Total Liabilities................................................         18,832          8,068        16,067
                                                                       ------------   ------------  ------------
NET ASSETS..........................................................   $    119,927   $    137,906  $    167,293
                                                                       ============   ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................      9,559,346     13,480,480    15,315,372
                                                                       ============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..............................................................   $      12.55   $      10.23  $      10.92
                                                                       ============   ============  ============
Investments in Affiliated Investment Companies at Cost..............   $         --   $         --  $         --
                                                                       ------------   ------------  ------------
Investments at Cost.................................................   $    103,134   $    135,082  $    163,576
                                                                       ============   ============  ============
Foreign Currencies at Cost..........................................   $        374   $         --  $        147
                                                                       ============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................   $     98,983   $    137,327  $    162,763
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          1,857            302           424
Accumulated Net Realized Gain (Loss)................................          3,601            101         2,388
Net Unrealized Foreign Exchange Gain (Loss).........................              1             --            43
Net Unrealized Appreciation (Depreciation)..........................         15,485            176         1,675
                                                                       ------------   ------------  ------------
NET ASSETS..........................................................   $    119,927   $    137,906  $    167,293
                                                                       ============   ============  ============
(1) NUMBER OF SHARES AUTHORIZED.....................................    100,000,000    100,000,000   100,000,000
                                                                       ============   ============  ============

                                                                           DFA VA
                                                                           Global
                                                                     Moderate Allocation
                                                                          Portfolio
                                                                     -------------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............    $     40,453
Investments at Value (including $16,487, $7,306, $15,459 and $0 of
 securities on loan, respectively)..................................    $         --
Temporary Cash Investments at Value & Cost..........................              24
Collateral Received from Securities on Loan at Value & Cost.........              --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................              --
Foreign Currencies at Value.........................................              --
Cash................................................................              --
Receivables:
  Investment Securities Sold........................................              --
  Dividends, Interest and Tax Reclaims..............................              --
  Securities Lending Income.........................................              --
  Fund Shares Sold..................................................              --
  From Advisor......................................................               6
Unrealized Gain on Forward Currency Contracts.......................              --
Unrealized Gain on Foreign Currency Contracts.......................              --
Deferred Offering Costs.............................................              16
Prepaid Expenses and Other Assets...................................              --
                                                                        ------------
   Total Assets.....................................................          40,499
                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................              --
  Investment Securities Purchased...................................              --
  Fund Shares Redeemed..............................................              --
  Due to Advisor....................................................              --
  Loan Payable......................................................              --
Unrealized Loss on Forward Currency Contracts.......................              --
Unrealized Loss on Foreign Currency Contracts.......................              --
Accrued Expenses and Other Liabilities..............................              16
                                                                        ------------
   Total Liabilities................................................              16
                                                                        ------------
NET ASSETS..........................................................    $     40,483
                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................       3,711,398
                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..............................................................    $      10.91
                                                                        ============
Investments in Affiliated Investment Companies at Cost..............    $     37,422
                                                                        ------------
Investments at Cost.................................................    $         --
                                                                        ============
Foreign Currencies at Cost..........................................    $         --
                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................    $     37,094
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................             250
Accumulated Net Realized Gain (Loss)................................             108
Net Unrealized Foreign Exchange Gain (Loss).........................              --
Net Unrealized Appreciation (Depreciation)..........................           3,031
                                                                        ------------
NET ASSETS..........................................................    $     40,483
                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED.....................................     100,000,000
                                                                        ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                    VA U.S.                           VA
                                                                 Targeted Value  VA U.S. Large   International
                                                                   Portfolio    Value Portfolio Value Portfolio
                                                                 -------------- --------------- ---------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1 and $291,
   respectively)................................................    $ 2,008         $ 3,501         $ 3,666
  Interest......................................................          1               1              --
  Income from Securities Lending................................         92              48             187
                                                                    -------         -------         -------
     Total Investment Income....................................      2,101           3,550           3,853
                                                                    -------         -------         -------
Expenses
  Investment Advisory Services Fees.............................        442             431             459
  Accounting & Transfer Agent Fees..............................         18              22              26
  Custodian Fees................................................         10               6              33
  Filing Fees...................................................          1              --               1
  Shareholders' Reports.........................................          3               4               2
  Directors'/Trustees' Fees & Expenses..........................          1               2               1
  Professional Fees.............................................         11              17              11
  Other.........................................................          5               4               5
                                                                    -------         -------         -------
     Total Expenses.............................................        491             486             538
                                                                    -------         -------         -------
  Fees Paid Indirectly..........................................         --              --              (1)
                                                                    -------         -------         -------
  Net Expenses..................................................        491             486             537
                                                                    -------         -------         -------
  Net Investment Income (Loss)..................................      1,610           3,064           3,316
                                                                    -------         -------         -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................      8,116          19,286             839
    Futures.....................................................         14              --              --
    Foreign Currency Transactions...............................         --              --             (28)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     34,514          30,264          22,926
    Translation of Foreign Currency Denominated Amounts.........         --              --               5
                                                                    -------         -------         -------
  Net Realized and Unrealized Gain (Loss).......................     42,644          49,550          23,742
                                                                    -------         -------         -------
Net Increase (Decrease) in Net Assets Resulting from Operations.    $44,254         $52,614         $27,058
                                                                    =======         =======         =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                                              DFA VA
                                                                                                              Global
                                                                       VA        VA Short-                   Moderate
                                                                  International  Term Fixed   VA Global     Allocation
                                                                 Small Portfolio Portfolio  Bond Portfolio Portfolio (a)
                                                                 --------------- ---------- -------------- -------------
Investment Income
  Income Distributions Received from Affiliated Investment
   Companies....................................................          --          --            --           270
                                                                     -------       -----       -------        ------
    Total Net Investment Income Received from Affiliated
     Investment Companies.......................................          --          --            --           270
                                                                     -------       -----       -------        ------
  Dividends (Net of Foreign Taxes Withheld of $213, $0, $0 and
   $0, respectively)............................................     $ 2,731       $  --       $    --        $   --
  Interest......................................................           1         730         1,969            --
  Income from Securities Lending................................         243           4            15            --
                                                                     -------       -----       -------        ------
     Total Investment Income....................................       2,975         734         1,984            --
                                                                     -------       -----       -------        ------
Expenses
  Investment Advisory Services Fees.............................         496         305           354            54
  Accounting & Transfer Agent Fees..............................          24          18            23            10
  Custodian Fees................................................         102           4             9            --
  Filing Fees...................................................           1           3             3             5
  Shareholders' Reports.........................................           2           3             3            --
  Directors'/Trustees' Fees & Expenses..........................           1           1             2            --
  Professional Fees.............................................           9          12            15             6
  Organizational & Offering Costs...............................          --          --            --            67
  Other.........................................................           7           2             3            --
                                                                     -------       -----       -------        ------
     Total Expenses.............................................         642         348           412           142
                                                                     -------       -----       -------        ------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................          --          --            --          (113)
  Fees Paid Indirectly..........................................          --          --            (2)           --
                                                                     -------       -----       -------        ------
  Net Expenses..................................................         642         348           410            29
                                                                     -------       -----       -------        ------
  Net Investment Income (Loss)..................................       2,333         386         1,574           241
                                                                     -------       -----       -------        ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................       3,779         110         2,995           108
    Foreign Currency Transactions...............................         (33)         --        (2,051)           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................      20,645        (126)       (2,110)        3,031
    Translation of Foreign Currency Denominated Amounts.........           4          --           645            --
                                                                     -------       -----       -------        ------
  Net Realized and Unrealized Gain (Loss).......................      24,395         (16)         (521)        3,139
                                                                     -------       -----       -------        ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................     $26,728       $ 370       $ 1,053        $3,380
                                                                     =======       =====       =======        ======

----------
(a)The Portfolio commenced operations on April 8, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                        VA U.S. Targeted      VA U.S. Large
                                                                         Value Portfolio     Value Portfolio
                                                                       ------------------  ------------------
                                                                         Year      Year      Year      Year
                                                                        Ended     Ended     Ended     Ended
                                                                       Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                         2013      2012      2013      2012
                                                                       --------  --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........................................ $  1,610  $    975  $  3,064  $  2,623
  Net Realized Gain (Loss) on:
    Investment Securities Sold........................................    8,116     2,632    19,286     1,976
    Futures...........................................................       14        --        --        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................   34,514    10,707    30,264    18,328
                                                                       --------  --------  --------  --------
    Net Increase (Decrease) in Net Assets Resulting from Operations...   44,254    14,314    52,614    22,927
                                                                       --------  --------  --------  --------
Distributions From:
  Net Investment Income...............................................   (1,513)     (709)   (2,749)   (2,165)
                                                                       --------  --------  --------  --------
     Total Distributions..............................................   (1,513)     (709)   (2,749)   (2,165)
                                                                       --------  --------  --------  --------
Capital Share Transactions (1):
  Shares Issued.......................................................   41,539    18,588    40,912    24,293
  Shares Issued in Lieu of Cash Distributions.........................    1,513       709     2,749     2,165
  Shares Redeemed.....................................................  (27,317)  (18,902)  (44,449)  (20,067)
                                                                       --------  --------  --------  --------
     Net Increase (Decrease) from Capital Share Transactions..........   15,735       395      (788)    6,391
                                                                       --------  --------  --------  --------
     Total Increase (Decrease) in Net Assets..........................   58,476    14,000    49,077    27,153
Net Assets............................................................
  Beginning of Year...................................................  102,845    88,845   151,046   123,893
                                                                       --------  --------  --------  --------
  End of Year......................................................... $161,321  $102,845  $200,123  $151,046
                                                                       ========  ========  ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued.......................................................    2,689     1,591     2,039     1,576
  Shares Issued in Lieu of Cash Distributions.........................      119        66       162       154
  Shares Redeemed.....................................................   (1,836)   (1,595)   (2,278)   (1,279)
                                                                       --------  --------  --------  --------
     Net Increase (Decrease) from Shares Issued and Redeemed..........      972        62       (77)      451
                                                                       ========  ========  ========  ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)................................................... $    826  $    722  $  2,417  $  2,102

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                          VA International    VA International
                                                                           Value Portfolio     Small Portfolio
                                                                         ------------------  ------------------
                                                                           Year      Year      Year      Year
                                                                          Ended     Ended     Ended     Ended
                                                                         Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                           2013      2012      2013      2012
                                                                         --------  --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $  3,316  $  3,382  $  2,333  $  2,016
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................      839       260     3,779     1,618
    Foreign Currency Transactions.......................................      (28)       (5)      (33)       15
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   22,926       284    20,645     1,524
    Translation of Foreign Currency Denominated Amounts.................        5        (9)        4        (5)
                                                                         --------  --------  --------  --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   27,058     3,912    26,728     5,168
                                                                         --------  --------  --------  --------
Distributions From:
    Net Investment Income...............................................   (3,195)   (3,413)   (2,169)   (2,316)
    Net Long-Term Gains.................................................       --        --    (1,449)   (2,935)
                                                                         --------  --------  --------  --------
     Total Distributions................................................   (3,195)   (3,413)   (3,618)   (5,251)
                                                                         --------  --------  --------  --------
Capital Share Transactions (1):
  Shares Issued.........................................................   31,167    16,441    33,809    15,941
  Shares Issued in Lieu of Cash Distributions...........................    3,195     3,413     3,618     5,251
  Shares Redeemed.......................................................  (19,474)  (14,646)  (27,214)  (10,295)
                                                                         --------  --------  --------  --------
     Net Increase (Decrease) from Capital Share Transactions............   14,888     5,208    10,213    10,897
                                                                         --------  --------  --------  --------
     Total Increase (Decrease) in Net Assets............................   38,751     5,707    33,323    10,814
Net Assets
    Beginning of Year...................................................   99,157    93,450    86,604    75,790
                                                                         --------  --------  --------  --------
    End of Year......................................................... $137,908  $ 99,157  $119,927  $ 86,604
                                                                         ========  ========  ========  ========
(1) Shares Issued and Redeemed:
    Shares Issued.......................................................    2,635     1,618     3,051     1,676
    Shares Issued in Lieu of Cash Distributions.........................      295       349       364       593
    Shares Redeemed.....................................................   (1,660)   (1,400)   (2,495)   (1,058)
                                                                         --------  --------  --------  --------
     Net Increase (Decrease) from Shares Issued and Redeemed............    1,270       567       920     1,211
                                                                         ========  ========  ========  ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................... $  3,031  $  2,933  $  1,857  $  1,555

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                         DFA VA
                                                                                                         Global
                                                                                                        Moderate
                                                                  VA Short-Term         VA Global      Allocation
                                                                 Fixed Portfolio     Bond Portfolio    Portfolio
                                                               ------------------  ------------------  ----------
                                                                                                         Period
                                                                                                        April 8,
                                                                 Year      Year      Year      Year     2013 (a)
                                                                Ended     Ended     Ended     Ended        to
                                                               Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                                 2013      2012       2013      2012      2013
                                                               --------  --------  --------  --------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $    386  $    475  $  1,574  $  2,176   $   241
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................      110       258     2,995     2,304       108
    Foreign Currency Transactions.............................       --        --    (2,051)       95        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................     (126)      116    (2,110)      884     3,031
    Translation of Foreign Currency Denominated Amounts.......       --        --       645      (242)       --
                                                               --------  --------  --------  --------   -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................      370       849     1,053     5,217     3,380
                                                               --------  --------  --------  --------   -------
Distributions From:
    Net Investment Income.....................................     (475)     (425)   (2,291)   (3,526)       --
    Net Short-Term Gains......................................     (121)      (44)     (242)     (578)       --
    Net Long-Term Gains.......................................     (132)     (246)   (1,667)   (2,075)       --
                                                               --------  --------  --------  --------   -------
     Total Distributions......................................     (728)     (715)   (4,200)   (6,179)       --
                                                               --------  --------  --------  --------   -------
Capital Share Transactions (1):
    Shares Issued.............................................   47,780    31,667    57,493    29,099    37,150
    Shares Issued in Lieu of Cash Distributions...............      728       715     4,200     6,179        --
    Shares Redeemed...........................................  (22,284)  (35,977)  (32,443)  (24,338)      (47)
                                                               --------  --------  --------  --------   -------
     Net Increase (Decrease) from Capital Share
      Transactions............................................   26,224    (3,595)   29,250    10,940    37,103
                                                               --------  --------  --------  --------   -------
     Total Increase (Decrease) in Net Assets..................   25,866    (3,461)   26,103     9,978    40,483
Net Assets
    Beginning of Period.......................................  112,040   115,501   141,190   131,212        --
                                                               --------  --------  --------  --------   -------
    End of Period............................................. $137,906  $112,040  $167,293  $141,190   $40,483
                                                               ========  ========  ========  ========   =======
(1) Shares Issued and Redeemed:
  Shares Issued...............................................    4,675     3,096     5,272     2,642     3,716
  Shares Issued in Lieu of Cash Distributions.................       71        70       385       578        --
  Shares Redeemed.............................................   (2,181)   (3,517)   (2,972)   (2,222)       (5)
                                                               --------  --------  --------  --------   -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.................................................    2,565      (351)    2,685       998     3,711
                                                               ========  ========  ========  ========   =======
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)............................. $    302  $    391  $    424  $  2,589   $   250

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     VA U.S. Targeted Value Portfolio
                                                              ---------------------------------------------  ---------
                                                                Year      Year      Year     Year     Year     Year
                                                               Ended     Ended     Ended    Ended    Ended    Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2013      2012      2011     2010     2009     2013
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  12.58  $  10.95  $ 10.40  $  8.27  $  8.13  $  16.90
                                                              --------  --------  -------  -------  -------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.19      0.12     0.09     0.07     0.08      0.35
  Net Gains (Losses) on Securities (Realized and Unrealized).     5.05      1.60     0.53     2.15     0.24      5.64
                                                              --------  --------  -------  -------  -------  --------
   Total from Investment Operations..........................     5.24      1.72     0.62     2.22     0.32      5.99
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.19)    (0.09)   (0.07)   (0.09)   (0.14)    (0.31)
  Net Realized Gains.........................................       --        --       --       --    (0.04)       --
                                                              --------  --------  -------  -------  -------  --------
   Total Distributions.......................................    (0.19)    (0.09)   (0.07)   (0.09)   (0.18)    (0.31)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  17.63  $  12.58  $ 10.95  $ 10.40  $  8.27  $  22.58
============================================================= ========  ========  ======== ======== ======== ========
Total Return.................................................    42.19%    15.82%    5.94%   27.00%    4.32%    36.04%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $161,321  $102,845  $88,845  $93,851  $67,307  $200,123
Ratio of Expenses to Average Net Assets......................     0.39%     0.41%    0.40%    0.42%    0.45%     0.28%
Ratio of Net Investment Income to Average Net Assets.........     1.28%     1.00%    0.82%    0.68%    1.11%     1.78%
Portfolio Turnover Rate......................................       15%       21%      14%      32%      19%       29%
-----------------------------------------------------------------------------------------------------------------------

                                                              VA U.S. Large Value Portfolio
                                                              --------------------------------------
                                                                Year      Year      Year      Year
                                                               Ended     Ended     Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2012      2011      2010      2009
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  14.60  $  14.09  $  11.94  $ 11.10
                                                              --------  --------  --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.30      0.24      0.25     0.23
  Net Gains (Losses) on Securities (Realized and Unrealized).     2.26      0.52      2.12     0.92
                                                              --------  --------  --------  -------
   Total from Investment Operations..........................     2.56      0.76      2.37     1.15
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.26)    (0.25)    (0.22)   (0.31)
  Net Realized Gains.........................................       --        --        --       --
                                                              --------  --------  --------  -------
   Total Distributions.......................................    (0.26)    (0.25)    (0.22)   (0.31)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  16.90  $  14.60  $  14.09  $ 11.94
============================================================= ========  ========  ========  ========
Total Return.................................................    17.87%     5.37%    20.08%   11.01%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $151,046  $123,893  $122,672  $99,834
Ratio of Expenses to Average Net Assets......................     0.30%     0.29%     0.30%    0.33%
Ratio of Net Investment Income to Average Net Assets.........     1.92%     1.59%     1.87%    2.24%
Portfolio Turnover Rate......................................       12%       15%       33%      38%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                 VA International Value Portfolio
                                                                          ----------------------------------------------
                                                                            Year      Year     Year      Year      Year
                                                                           Ended     Ended    Ended     Ended     Ended
                                                                          Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,  Oct. 31,
                                                                            2013      2012     2011      2010      2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  10.82  $ 10.87  $ 12.07   $  11.22  $ 10.20
                                                                          --------  -------  -------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.34     0.37     0.37       0.25     0.27
  Net Gains (Losses) on Securities (Realized and Unrealized).............     2.41    (0.02)   (1.32)      0.89     2.47
                                                                          --------  -------  -------   --------  -------
   Total from Investment Operations......................................     2.75     0.35    (0.95)      1.14     2.74
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.35)   (0.40)   (0.25)     (0.29)   (0.54)
  Net Realized Gains.....................................................       --       --       --         --    (1.18)
                                                                          --------  -------  -------   --------  -------
   Total Distributions...................................................    (0.35)   (0.40)   (0.25)     (0.29)   (1.72)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  13.22  $ 10.82  $ 10.87   $  12.07  $ 11.22
========================================================================= ========  ======== ========  ========  ========
Total Return.............................................................    26.10%    3.57%   (8.08)%    10.35%   33.92%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $137,908  $99,157  $93,450   $103,601  $75,350
Ratio of Expenses to Average Net Assets..................................     0.47%    0.50%    0.49%      0.50%    0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.47%    0.50%    0.49%      0.50%    0.52%
Ratio of Net Investment Income to Average Net Assets.....................     2.90%    3.56%    3.02%      2.28%    3.03%
Portfolio Turnover Rate..................................................       14%      17%      19%        21%      20%
--------------------------------------------------------------------------------------------------------------------------

                                                                                 VA International Small Portfolio
                                                                          ---------------------------------------------
                                                                            Year      Year     Year      Year     Year
                                                                           Ended     Ended    Ended     Ended    Ended
                                                                          Oct. 31,  Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                            2013      2012     2011      2010     2009
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  10.02  $ 10.20  $ 10.62   $  9.20  $  7.33
                                                                          --------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.26     0.24     0.25      0.18     0.18
  Net Gains (Losses) on Securities (Realized and Unrealized).............     2.69     0.28    (0.45)     1.42     2.46
                                                                          --------  -------  -------   -------  -------
   Total from Investment Operations......................................     2.95     0.52    (0.20)     1.60     2.64
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.25)   (0.31)   (0.22)    (0.18)   (0.28)
  Net Realized Gains.....................................................    (0.17)   (0.39)      --        --    (0.49)
                                                                          --------  -------  -------   -------  -------
   Total Distributions...................................................    (0.42)   (0.70)   (0.22)    (0.18)   (0.77)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  12.55  $ 10.02  $ 10.20   $ 10.62  $  9.20
========================================================================= ========  ======== ========  ======== ========
Total Return.............................................................    30.50%    6.05%   (2.03)%   17.68%   41.04%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $119,927  $86,604  $75,790   $78,148  $58,954
Ratio of Expenses to Average Net Assets..................................     0.65%    0.63%    0.62%     0.63%    0.66%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.65%    0.63%    0.62%     0.63%    0.66%
Ratio of Net Investment Income to Average Net Assets.....................     2.36%    2.51%    2.26%     1.87%    2.41%
Portfolio Turnover Rate..................................................       12%      13%      13%        9%      14%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                   VA Short-Term Fixed Portfolio
                                                                          ----------------------------------------------
                                                                            Year      Year      Year      Year     Year
                                                                           Ended     Ended     Ended     Ended    Ended
                                                                          Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                                                            2013      2012      2011      2010     2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  10.26  $  10.25  $  10.31  $ 10.42  $ 10.34
                                                                          --------  --------  --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.03      0.04      0.04     0.06     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).............       --      0.04      0.01     0.05     0.20
                                                                          --------  --------  --------  -------  -------
   Total from Investment Operations......................................     0.03      0.08      0.05     0.11     0.39
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.04)    (0.04)    (0.06)   (0.16)   (0.31)
  Net Realized Gains.....................................................    (0.02)    (0.03)    (0.05)   (0.06)      --
                                                                          --------  --------  --------  -------  -------
   Total Distributions...................................................    (0.06)    (0.07)    (0.11)   (0.22)   (0.31)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  10.23  $  10.26  $  10.25  $ 10.31  $ 10.42
========================================================================= ========  ========  ========  ======== ========
Total Return.............................................................     0.35%     0.73%     0.42%    1.09%    3.84%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $137,906  $112,040  $115,501  $89,166  $82,248
Ratio of Expenses to Average Net Assets..................................     0.29%     0.30%     0.29%    0.30%    0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.29%     0.30%     0.29%    0.30%    0.34%
Ratio of Net Investment Income to Average Net Assets.....................     0.32%     0.42%     0.42%    0.60%    1.85%
Portfolio Turnover Rate..................................................       55%       85%       66%      79%      68%
--------------------------------------------------------------------------------------------------------------------------

                                                                                      VA Global Bond Portfolio
                                                                          -----------------------------------------------
                                                                            Year      Year      Year      Year      Year
                                                                           Ended     Ended     Ended     Ended     Ended
                                                                          Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                            2013      2012      2011      2010      2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  11.18  $  11.28  $  11.82  $  11.44  $ 10.97
                                                                          --------  --------  --------  --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.11      0.18      0.23      0.30     0.28
  Net Gains (Losses) on Securities (Realized and Unrealized).............    (0.04)     0.25      0.06      0.54     0.57
                                                                          --------  --------  --------  --------  -------
   Total from Investment Operations......................................     0.07      0.43      0.29      0.84     0.85
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.18)    (0.30)    (0.49)    (0.46)   (0.38)
  Net Realized Gains.....................................................    (0.15)    (0.23)    (0.34)       --       --
                                                                          --------  --------  --------  --------  -------
   Total Distributions...................................................    (0.33)    (0.53)    (0.83)    (0.46)   (0.38)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  10.92  $  11.18  $  11.28  $  11.82  $ 11.44
========================================================================= ========  ========  ========  ========  ========
Total Return.............................................................     0.63%     3.97%     2.77%     7.61%    7.93%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $167,293  $141,190  $131,212  $107,954  $89,641
Ratio of Expenses to Average Net Assets..................................     0.27%     0.29%     0.29%     0.31%    0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.27%     0.29%     0.29%     0.31%    0.34%
Ratio of Net Investment Income to Average Net Assets.....................     1.04%     1.61%     2.10%     2.64%    2.51%
Portfolio Turnover Rate..................................................       73%       63%       71%       80%      65%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    DFA VA
                                                               Global Moderate
                                                             Allocation Portfolio
                                                             --------------------
                                                                    Period
                                                              April 8, 2013 (a)
                                                                      to
                                                                Oct. 31, 2013
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................       $ 10.00
                                                                   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................          0.07
 Net Gains (Losses) on Securities (Realized and Unrealized).          0.84
                                                                   -------
   Total from Investment Operations.........................          0.91
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................            --
                                                                   -------
   Total Distributions......................................            --
---------------------------------------------------------------------------------
Net Asset Value, End of Period..............................       $ 10.91
===========================================================  ====================
Total Return................................................          9.10%(D)
---------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................       $40,483
Ratio of Expenses to Average Net Assets (B).................          0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees) (B)...........................................          0.93%(C)(E)
Ratio of Net Investment Income to Average Net Assets........          1.12%(C)(E)
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, seven of which (the "Portfolios") are included in this report. The remaining sixty-nine are presented in separate reports. The Portfolios are only available through a select group of insurance products.

   DFA VA Global Moderate Allocation Portfolio invests in eleven portfolios within the Fund.

                                                                                                     Percentage
                                                                                                     Ownership
                                                                                                   at October 31,
Fund of Funds                                                                                           2013
-------------                                -                                                     --------------
DFA VA Global Moderate Allocation Portfolio  U.S. Core Equity 2 Portfolio                                --
                                             International Core Equity Portfolio                         --
                                             DFA Selectively Hedged Global Fixed Income Portfolio        1%
                                             VA Global Bond Portfolio                                    3%
                                             U.S. Core Equity 1 Portfolio                                --
                                             Emerging Markets Core Equity Portfolio                      --
                                             DFA Two-Year Global Fixed Income Portfolio                  --
                                             VA Short-Term Fixed Portfolio                               1%
                                             VA U.S. Large Value Portfolio                               --
                                             VA International Value Portfolio                            1%
                                             DFA Real Estate Securities Portfolio                        --

   Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity

Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA VA Global Moderate Allocation Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios. For the year ended October 31, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              VA U.S. Targeted Value Portfolio............ 0.35%
              VA U.S. Large Value Portfolio............... 0.25%
              VA International Value Portfolio............ 0.40%
              VA International Small Portfolio............ 0.50%
              VA Short-Term Fixed Portfolio............... 0.25%
              VA Global Bond Portfolio.................... 0.23%*
              DFA VA Global Moderate Allocation Portfolio. 0.25%

----------
* The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

   With respect to the DFA VA Global Moderate Allocation Portfolio, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to 0.40% of the average daily net assets of the Institutional Class shares of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for an initial period until February 28, 2015, and may not be terminated by the Advisor prior to the that date.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                  -                                 ----------
                  VA International Value Portfolio.    $ 1
                  VA International Small Portfolio.     --
                  VA Global Bond Portfolio.........      2

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                VA U.S. Targeted Value Portfolio............ $ 3
                VA U.S. Large Value Portfolio...............   5
                VA International Value Portfolio............   3
                VA International Small Portfolio............   3
                VA Short-Term Fixed Portfolio...............   4
                VA Global Bond Portfolio....................   4
                DFA VA Global Moderate Allocation Portfolio.  --

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government  Other Investment
                                          Securities        Securities
                                       ----------------- -----------------
                                       Purchases  Sales  Purchases  Sales
                                       --------- ------- --------- -------
     VA U.S. Targeted Value Portfolio.       --       -- $ 36,930  $18,716
     VA U.S. Large Value Portfolio....       --       --   50,389   49,940
     VA International Value Portfolio.       --       --   31,814   15,698
     VA International Small Portfolio.       --       --   23,575   12,159
     VA Short-Term Fixed Portfolio....  $23,687  $21,134   59,955   38,604
     VA Global Bond Portfolio.........   10,073   11,660  125,164   98,061

   For the year ended October 31, 2013, DFA VA Global Moderate Allocation Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                  DFA VA Global Moderate Allocation Portfolio
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2012 10/31/2013 Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Core Equity 2 Portfolio...........    $--      $11,748    $10,845  $731    $ 89          --
International Core Equity Portfolio....     --        6,433      5,991   325     115          --
VA Global Bond Portfolio...............     --        5,030      5,038    --      --          --
DFA Selectively Hedged Global Fixed
  Income Portfolio.....................     --        4,967      5,014    --      --          --
U.S. Core Equity 1 Portfolio...........     --        4,221      3,857   200      32          --
Emerging Markets Core Equity Portfolio.     --        2,096      2,079    --      27          --
DFA Two-Year Global Fixed Income
  Portfolio............................     --        1,985      1,985    --       4          --
VA Short-Term Fixed Portfolio..........     --        1,983      1,981    --      --          --
VA U.S. Large Value Portfolio..........     --          873        751    --      --          --
VA International Value Portfolio.......     --          764        656    --      --          --
DFA Real Estate Securities Portfolio...     --          353        372    --       4          --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to realized gains on securities considered to be "passive foreign investment companies" and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
VA U.S. Targeted Value Portfolio............        --          $     7         $   (7)
VA U.S. Large Value Portfolio...............        --               --             --
VA International Value Portfolio............        --              (23)            23
VA International Small Portfolio............        --              138           (138)
VA Short-Term Fixed Portfolio...............        --               --             --
VA Global Bond Portfolio....................        --           (1,448)         1,448
DFA VA Global Moderate Allocation Portfolio.       $(9)               9             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- ------
VA U.S. Targeted Value Portfolio
2012........................................     $  709                   $  709
2013........................................      1,513            --      1,513
VA U.S. Large Value Portfolio
2012........................................      2,165                    2,165
2013........................................      2,749            --      2,749
VA International Value Portfolio
2012........................................      3,413                    3,413
2013........................................      3,195            --      3,195
VA International Small Portfolio
2012........................................      2,316        $2,935      5,251
2013........................................      2,169         1,449      3,618
VA Short-Term Fixed Portfolio
2012........................................        469           246        715
2013........................................        596           132        728
VA Global Bond Portfolio
2012........................................      4,104         2,075      6,179
2013........................................      2,533         1,667      4,200
DFA VA Global Moderate Allocation Portfolio
2013........................................         --            --         --

   DFA VA Global Moderate Allocation Portfolio commenced operations on April 8, 2013, and did not pay any distributions for the years ended October 31, 2012 and October 31, 2013.

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed                Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryfoward  (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
VA U.S. Targeted Value Portfolio..     $  914             --      $(4,181)      $39,145        $35,878
VA U.S. Large Value Portfolio.....      2,420        $16,659           --        52,485         71,564
VA International Value Portfolio..      3,054             --       (2,412)        9,367         10,009
VA International Small Portfolio..      3,297          2,784           --        14,866         20,947
VA Short-Term Fixed Portfolio.....        377             29           --           177            583
VA Global Bond Portfolio..........        777          2,063           --         1,694          4,534
DFA VA Global Moderate Allocation
  Portfolio.......................        358             --           --         3,032          3,390

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future capital gains through the indicated expiration dates (amounts in thousands):

                                           Expires on October 31,
                                           ----------------------
                                            2016        2017       2018  Total
                                             ------      ------   ------ ------
         VA U.S. Targeted Value Portfolio.     --      $1,685     $2,496 $4,181
         VA U.S. Large Value Portfolio....     --          --         --     --
         VA International Value Portfolio. $2,412          --         --  2,412

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                    VA U.S. Targeted Value Portfolio. $8,112
                    VA U.S. Large Value Portfolio....  2,723
                    VA International Value Portfolio.    837

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                     Net
                                                                                  Unrealized
                                             Federal   Unrealized   Unrealized   Appreciation
                                             Tax Cost Appreciation Depreciation (Depreciation)
                                             -------- ------------ ------------ --------------
VA U.S. Targeted Value Portfolio............ $201,992   $48,861      $ (9,715)     $39,145
VA U.S. Large Value Portfolio...............  167,399    58,658        (6,173)      52,485
VA International Value Portfolio............  137,953    23,935       (14,571)       9,364
VA International Small Portfolio............  120,515    32,365       (17,502)      14,863
VA Short-Term Fixed Portfolio...............  143,580       189           (13)         177
VA Global Bond Portfolio....................  179,393     2,191          (522)       1,669
DFA VA Global Moderate Allocation Portfolio.   37,445     3,107           (75)       3,032

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: The International Equity Portfolios may enter into forward currency contracts in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Equity Portfolios may, from time to time, enter into forward currency contracts to transfer balances from one currency to another currency. The VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2013, the VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

VA Global Bond Portfolio*

                                                                   Unrealized
                                                                     Foreign
 Settlement Currency                    Contract      Value at      Exchange
    Date    Amount**      Currency       Amount   October 31, 2013 Gain (Loss)
 ---------- -------- ------------------ --------  ---------------- -----------
  11/25/13  (22,679) Denmark Krone      $ (4,156)     $ (4,129)       $  27
  11/22/13  (16,933) Euro                (23,116)      (22,992)         124
  11/13/13   (2,191) New Zealand Dollar   (1,844)       (1,810)          34
  11/18/13   (2,949) Singapore Dollar     (2,365)       (2,374)          (9)
  11/21/13  (14,424) UK Pound Sterling   (22,979)      (23,124)        (145)
                                        --------      --------        -----
                                        $(54,460)     $(54,429)       $  31
                                        ========      ========        =====

* During the year ended October 31, 2013, the VA Global Bond Portfolio's average contract amount of forward currency contracts was $54,777 (in thousands):

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

   4. Futures Contracts: The Portfolios (except the VA Short-Term Fixed Portfolio) may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the VA Global Bond Portfolio's location and value of derivative instrument holdings on the VA Global Bond Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2013 (amounts in thousands):

                                                     Asset Derivatives Value
                                                     ------------------------
                               Location on the
                           Statements of Assets and      Foreign Exchange
                                 Liabilities                Contracts
                           ------------------------  ------------------------

 VA Global Bond Portfolio  Unrealized Gain on                  $185
                             Forward Currency
                             Contracts

                                                      Liability Derivatives
                                                              Value
                                                     ------------------------
                               Location on the
                           Statements of Assets and      Foreign Exchange
                                 Liabilities                Contracts
                           ------------------------  ------------------------

 VA Global Bond Portfolio  Unrealized Loss on                 $(154)
                             Forward Currency
                             Contracts

   The following is a summary of the location of realized and change in unrealized gains and losses on the VA Global Bond Portfolio's Statements of Operations for the VA Global Bond Portfolio's derivative instrument holdings through the year ended October 31, 2013:

Derivative Type             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

   The following is a summary of the realized and change in unrealized gains and losses from the VA Global Bond Portfolio's and VA U.S. Targeted Value Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                                Realized Gain (Loss) on
                                                Derivatives Recognized in Income
                                                --------------------------------
                                                 Foreign
                                                Exchange          Equity
                                                Contracts        Contracts
                                                ---------        ---------
             VA Global Bond Portfolio..........  $(2,020)            --
             VA U.S. Targeted Value Portfolio*.       --            $14

                                                Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                --------------------------------
                                                Foreign Exchange Contracts
                                                --------------------------------
             VA Global Bond Portfolio..........        $641

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Portfolio had limited activity in futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                               Weighted      Weighted    Number of   Interest Maximum Amount
                                                Average      Average        Days     Expense  Borrowed During
                                             Interest Rate Loan Balance Outstanding* Incurred   The Period
                                             ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio............     0.90%        $  594         19         --        $ 1,876
VA U.S. Large Value Portfolio...............     0.86%         1,124         59        $ 2         10,371
VA International Value Portfolio............     0.88%           223         45         --          1,111
VA International Small Portfolio............     0.88%           417         91          1          1,777
VA Short-Term Fixed Portfolio...............     0.83%           513          1         --            513
DFA VA Global Moderate Allocation Portfolio.     0.89%            10          5         --             26

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   At October 31, 2013 only the VA Short-Term Fixed Portfolio had outstanding borrowings under the lines of credit of $513 (in thousands).

I. Securities Lending:

   As of October 31, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short term and/or long term U.S. Treasury securities (amounts in thousands):

                                                   Market Value
                                                   ------------
                 VA International Value Portfolio.     $914
                 VA International Small Portfolio.      827

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    VA U.S. Targeted Value Portfolio............      5             88%
    VA U.S. Large Value Portfolio...............      3             84%
    VA International Value Portfolio............      4             85%
    VA International Small Portfolio............      5             82%
    VA Short-Term Fixed Portfolio...............      3             89%
    VA Global Bond Portfolio....................      3             89%
    DFA VA Global Moderate Allocation Portfolio.      2            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to the VA U.S. Large Value Portfolio in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the VA U.S. Large Value Portfolio's net asset value at this time.

   The VA U.S. Large Value Portfolio also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by the VA U.S. Large Value Portfolio.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, and DFA VA Global Moderate Allocation Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the periods then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                Portfolios within the     Principal Occupation(s) During Past 5 Years
      with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/       and Other Directorships of Public Companies
 Address and Year of Birth    Length of Service           Overseen                                Held
------------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                         investment companies   University of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1965).
The University of Chicago                                                  Member and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange
5807 S. Woodlawn Avenue                                                    (futures trading exchange) (since 2004). Formerly,
Chicago, IL 60637                                                          Director of UNext, Inc. (1999-2006). Trustee,
1939                                                                       Harbor Fund (registered investment company) (30
                                                                           Portfolios) (since 1994). Formerly, Member of the
                                                                           Board of Milwaukee Mutual Insurance Company
                                                                           (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                 Professor of Human Resources Management and
Stanford University                                                        Economics, Graduate School of Business,
Graduate School of Business                                                Stanford University (since 1995). Cornerstone
518 Memorial Way                                                           Research (expert testimony and economic and
Stanford, CA 94305-5015                                                    financial analysis) (since 2009). Formerly,
1948                                                                       Chairman of the President George W. Bush's
                                                                           Council of Economic Advisers (2006-2009).
                                                                           Formerly, Council of Economic Advisors, State of
                                                                           California (2005-2006). Formerly, Commissioner,
                                                                           White House Panel on Tax Reform (2005).
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980). Formerly,
                                                                           Director, Chicago Mercantile Exchange (2001-
                                                                           2008).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1980).
The University of Chicago                                                  Co-Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as
Chicago, IL 60637                                                          HON Industries Inc.) (office furniture) (since
1953                                                                       2000). Director, Ryder System Inc.
                                                                           (transportation, logistics and supply-chain
                                                                           management) (since 2003). Trustee, UBS Funds
                                                                           (4 investment companies within the fund complex)
                                                                           (52 portfolios) (since 2009).

      Name, Position                                Portfolios within the
      with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth    Length of Service           Overseen             Other Directorships of Public Companies Held
---------------------------------------------------------------------------------------------------------------------------------
                                                Interested Trustees/Directors*
---------------------------------------------------------------------------------------------------------------------------------
David G. Booth                 Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                                 investment companies   Executive Officer (since January 2010) of
Co-Chief Executive Officer                                                 Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG                                                    Advisors LP, DFA Securities LLC, DEM, DFAIDG,
and DIG. Chairman,                                                         DIG and DFAITC. Director of Dimensional Fund
Trustee, Co-Chief                                                          Advisors Ltd., Dimensional Funds PLC, Dimensional
Executive Officer and                                                      Funds II PLC, DFA Australia Limited, Dimensional
President of DFAITC and                                                    Cayman Commodity Fund I Ltd., Dimensional Japan
DEM.                                                                       Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                        Director and Co-Chief Executive Officer of
Building One                                                               Dimensional Fund Advisors Canada ULC. President,
Austin, Texas 78746                                                        Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                       Oak Hill Partners (since 2001) and VSC Investors,
                                                                           LLC (since 2007). Trustee, The University of
                                                                           Chicago. Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Chief Executive Officer (until
                                                                           2010) and Chief Investment Officer (2003-2007) of
                                                                           Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                           DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                           Holdings Inc. Formerly, Chief Investment Officer of
                                                                           Dimensional Fund Advisors Ltd. Formerly, President
                                                                           and Chief Investment Officer of DFA Australia
                                                                           Limited. Formerly, Director, SA Funds (registered
                                                                           investment company).
---------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto             Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                  investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                      Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of                                                Dimensional Fund Advisors LP, DFA Securities LLC,
DFAIDG and DIG.                                                            DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                          Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                      Executive Officer, President and Chief Investment
Chief Investment Officer                                                   Officer of Dimensional Fund Advisors Canada ULC.
of DFAITC and DEM.                                                         Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                        of DFA Australia Limited. Director of Dimensional
Building One                                                               Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                           Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                       and Dimensional Advisors Ltd., Formerly President
                                                                           of Dimensional Holdings Inc, Dimensional Fund
                                                                           Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                           DIG, DFAITC and Dimensional Fund Advisors
                                                                           Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
                                                     Officers
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                 Since 2008       Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                Since 2012       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                 Since 2005       Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                Since 1993       Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth               Since 2007       Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                 Since 2007       Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                   Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                Since 2004       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                    Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                     Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell              Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (August 2002-January 2012).
1976
---------------------------------------------------------------------------------------------------------------------
Robert P. Cornell               Since 2007       Vice President of all the DFA Entities.
Vice President
1949
---------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
   Name, Position with the Fund      and Length of
        and Year of Birth               Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
George H. Crane                       Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                         President and Managing Director at State Street Bank & Trust
1955                                                   Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                Since 2004       Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                     and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                   Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------
James L. Davis                        Since 1999       Vice President of all the DFA Entities.
Vice President
1956
---------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                       Since 1994       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                         Dimensional Fund Advisors Canada ULC.
1957
---------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                      Since 2010       Vice President of all the DFA Entities. Research Associate for
Vice President                                         Dimensional (since August 2008).
1972
---------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                    Since 2001       Vice President of all the DFA Entities.
Vice President
1970
---------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                    Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                           DFA Australia Limited.
Secretary
1965
---------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                   Since 2004       Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                        Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                         Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                   Manager of Dimensional (since January 2012).
---------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                     Since 2009       Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                         for Dimensional (since June 2006).
1970
---------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                      Since 2007       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                        Since 2012       Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                         at BlackRock (2004-January 2012).
1968
---------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                         Since 2000       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
John T. Gray                          Since 2007       Vice President of all the DFA Entities.
Vice President
1974
---------------------------------------------------------------------------------------------------------------------------
Christian Gunther                     Since 2011       Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                   Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                       (2008-2009); Trader for Dimensional (2004-2008).
---------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                        Since 2007       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                    Since 2005       Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight                        Since 2005       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho             Since 2004       Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath          Since 2011       Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine           Since 2013       Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                Since 2004       Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones            Since 2012       Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating          Since 2003       Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper            Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner           Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn             Since 2011       Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich          Since 2004       Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski         Since 2013       Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad            Since 2011       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane             Since 2004       Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao              Since 2011       Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso            Since 2013       Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).
----------------------------------------------------------------------------------------------------------------------
    Juliet H. Lee               Since 2005       Vice President of all the DFA Entities.
    Vice President
    1971
----------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
     Name, Position with the Fund           and Length of
           and Year of Birth                   Service                 Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                           Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                                 Associate for Dimensional (July 2008-2010).
1980
---------------------------------------------------------------------------------------------------------------------------
John B. Lessley                          Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since January 2008).
1960
---------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                        Since 2009            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since February 2004).
1969
---------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                        Since 2010            Vice President of all the DFA Entities and Dimensional
Vice President                                                 Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
1972                                                           September 2006).
---------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                         Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (Since August 2010). Formerly, Vice
1971                                                           President, Sales and Business Development at AdvisorsIG
                                                               (PPMG) (2009- 2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                          Since 2008            Vice President of all the DFA Entities and Head of Global
Vice President & Head of Global                                Human Resources of Dimensional.
Human Resources
1970
---------------------------------------------------------------------------------------------------------------------------
David R. Martin                          Since 2007            Vice President, Chief Financial Officer and Treasurer of
Vice President, Chief Financial Officer                        all the DFA Entities. Director, Vice President, Chief
and Treasurer                                                  Financial Officer and Treasurer of Dimensional Fund
1956                                                           Advisors Ltd., DFA Australia Limited, Dimensional Advisors
                                                               Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                               Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                               Chief Financial Officer, Treasurer, and Vice President of
                                                               Dimensional SmartNest (US) LLC, and Dimensional Cayman
                                                               Commodity Fund I Ltd. Director of Dimensional Funds PLC and
                                                               Dimensional Funds II PLC. Statutory Auditor of Dimensional
                                                               Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                        Since 2013            Vice President of all the DFA Entities. Client Service
Vice President                                                 Manager for Dimensional (Since 2012). Formerly, Regional
1978                                                           Director for Dimensional (2008-2011; Senior Associate at
                                                               Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                       Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                                 Systems at Dimensional (Since 2011). Formerly, Project
1971                                                           Manager for Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                      Vice President since  Vice President and Secretary of all the DFA Entities.
Vice President and Secretary             1997 and Secretary    Director, Vice President and Secretary of DFA Australia
1964                                     since 2000            Limited and Dimensional Fund Advisors Ltd. (since February
                                                               2002, April 1997 and May 2002, respectively). Vice
                                                               President and Secretary of Dimensional Fund Advisors Canada
                                                               ULC (since June 2003), Dimensional SmartNest (US) LLC,
                                                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
                                                               Ltd. (since February 2012), Dimensional Advisors Ltd.
                                                               (since March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                               (since June 2012) and Dimensional Hong Kong Limited (since
                                                               August 2012). Director, Dimensional Funds PLC and
                                                               Dimensional Funds II PLC (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan Ltd.,
                                                               Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                               Ltd. and Dimensional Hong Kong Limited (since August 2012
                                                               and July 2012).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                          Since 2011            Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                 for Dimensional (2008-2010).
1964
---------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                     Since 2012            Vice President of all DFA Entities. Deputy Chief Compliance
Vice President                                                 Officer of Dimensional (since December 2012). Formerly
1961                                                           Chief Compliance Officer of Wellington Management Company,
                                                               LLP (2004-2011).
---------------------------------------------------------------------------------------------------------------------------
Carolyn L. O                             Since 2010            Vice President of all the DFA Entities and Dimensional
Vice President                                                 Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
1974                                                           (since 2011). Counsel for Dimensional (2007-2011).
---------------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly          Since 2007       Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki               Since 2010       Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak           Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre              Since 2013       Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier              Since 2013       Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith              Since 2004       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956
-----------------------------------------------------------------------------------------------------------------------
    Carl G. Snyder              Since 2000       Vice President of all the DFA Entities.
    Vice President
    1963
-----------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth           Since 2004       Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman           Since 2004       Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow            Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta             Since 2013       Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten               Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978
---------------------------------------------------------------------------------------------------------------------

/1 /Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

   For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                      Qualifying
                                                                                                          For
                                                  Net                                                  Corporate
                                              Investment    Short-Term     Long-Term                   Dividends   Qualifying
                                                Income     Capital Gain  Capital Gain      Total       Received     Dividend
DFA Investment Dimensions Group Inc.         Distributions Distributions Distributions Distributions Deduction (1) Income (2)
------------------------------------         ------------- ------------- ------------- ------------- ------------- ----------
VA U.S. Targeted Value Portfolio............      100%          --            --            100%          100%        100%
VA U.S. Large Value Portfolio...............      100%          --            --            100%          100%        100%
VA International Value Portfolio............      100%          --            --            100%          100%        100%
VA International Small Portfolio............       60%          --            40%           100%          100%        100%
VA Short-Term Fixed Portfolio...............       65%          17%           18%           100%           --          --
VA Global Bond Portfolio....................       55%           6%           40%           100%           --          --
DFA VA Global Moderate Allocation Portfolio.       --           --            --             --           100%        100%

                                                                                           Qualifying
                                                                                             Short-
                                                 U.S.      Foreign    Foreign   Qualifying    Term
                                              Government     Tax       Source    Interest   Capital
DFA Investment Dimensions Group Inc.         Interest (3) Credit (4) Income (5) Income (6)  Gain (7)
------------------------------------         ------------ ---------- ---------- ---------- ----------
VA U.S. Targeted Value Portfolio............      --          --         --        100%       100%
VA U.S. Large Value Portfolio...............      --          --         --        100%       100%
VA International Value Portfolio............      --           5%       100%       100%       100%
VA International Small Portfolio............      --           5%       100%       100%       100%
VA Short-Term Fixed Portfolio...............       5%         --         --        100%       100%
VA Global Bond Portfolio....................      --          --         --        100%       100%
DFA VA Global Moderate Allocation Portfolio.      --           3%        56%       100%       100%

-----------------------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income for this fund.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-004A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents


                                                                                             Page
                                                                                             ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes..................................................   1
Dimensional Investment Group Inc.
   Performance Charts.......................................................................   2
   Management's Discussion and Analysis.....................................................   4
   Disclosure of Fund Expenses..............................................................   7
   Disclosure of Portfolio Holdings.........................................................   9
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio..........................................  10
       LWAS/DFA Two-Year Fixed Income Portfolio.............................................  11
       LWAS/DFA Two-Year Government Portfolio...............................................  13
   Statements of Assets and Liabilities.....................................................  14
   Statements of Operations.................................................................  16
   Statements of Changes in Net Assets......................................................  17
   Financial Highlights.....................................................................  18
   Notes to Financial Statements............................................................  20
   Report of Independent Registered Public Accounting Firm..................................  27
DFA Investment Dimensions Group Inc. - LWAS/DFA International High Book to Market Portfolio
   Performance Charts.......................................................................  28
   Management's Discussion and Analysis.....................................................  29
   Disclosure of Fund Expenses..............................................................  31
   Disclosure of Portfolio Holdings.........................................................  32
   Schedule of Investments..................................................................  33
   Statement of Assets and Liabilities......................................................  34
   Statement of Operations..................................................................  35
   Statements of Changes in Net Assets......................................................  36
   Financial Highlights.....................................................................  37
   Notes to Financial Statements............................................................  38
   Report of Independent Registered Public Accounting Firm..................................  43
The DFA Investment Trust Company
   Performance Charts.......................................................................  44
   Management's Discussion and Analysis.....................................................  45
   Disclosure of Fund Expenses..............................................................  47
   Disclosure of Portfolio Holdings.........................................................  48
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series......................................................  49
       The DFA International Value Series...................................................  52
   Statements of Assets and Liabilities.....................................................  56
   Statements of Operations.................................................................  57
   Statements of Changes in Net Assets......................................................  58
   Financial Highlights.....................................................................  59
   Notes to Financial Statements............................................................  60
   Report of Independent Registered Public Accounting Firm..................................  68
Fund Management.............................................................................  69
Voting Proxies on Fund Portfolio Securities.................................................  78
Notice to Shareholders......................................................................  79

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of October 31, 2013.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                          [CHART]

              LWAS/DFA U.S. High Book to          Russell 1000/R/
                  Market Portfolio                 Value Index
              --------------------------          ---------------
10/31/2003             $10,000                      $10,000
11/30/2003              10,230                       10,136
12/31/2003              10,930                       10,760
 1/31/2004              11,111                       10,950
 2/29/2004              11,392                       11,184
 3/31/2004              11,349                       11,086
 4/30/2004              11,158                       10,815
 5/31/2004              11,218                       10,925
 6/30/2004              11,554                       11,183
 7/31/2004              11,181                       11,026
 8/31/2004              11,181                       11,182
 9/30/2004              11,524                       11,356
10/31/2004              11,655                       11,544
11/30/2004              12,424                       12,128
12/31/2004              12,918                       12,534
 1/31/2005              12,593                       12,311
 2/28/2005              12,969                       12,719
 3/31/2005              12,933                       12,545
 4/30/2005              12,495                       12,320
 5/31/2005              13,024                       12,617
 6/30/2005              13,289                       12,755
 7/31/2005              13,952                       13,124
 8/31/2005              13,830                       13,067
 9/30/2005              14,044                       13,250
10/31/2005              13,666                       12,914
11/30/2005              14,218                       13,336
12/31/2005              14,233                       13,416
 1/31/2006              14,904                       13,937
 2/28/2006              14,853                       14,022
 3/31/2006              15,114                       14,212
 4/30/2006              15,538                       14,573
 5/31/2006              15,248                       14,205
 6/30/2006              15,379                       14,295
 7/31/2006              15,161                       14,643
 8/31/2006              15,399                       14,888
 9/30/2006              15,825                       15,185
10/31/2006              16,450                       15,682
11/30/2006              16,762                       16,040
12/31/2006              17,094                       16,400
 1/31/2007              17,590                       16,610
 2/28/2007              17,320                       16,351
 3/31/2007              17,437                       16,603
 4/30/2007              18,182                       17,217
 5/31/2007              18,928                       17,838
 6/30/2007              18,621                       17,421
 7/31/2007              17,462                       16,616
 8/31/2007              17,126                       16,802
 9/30/2007              17,568                       17,379
10/31/2007              17,666                       17,381
11/30/2007              16,677                       16,531
12/31/2007              16,611                       16,371
 1/31/2008              15,975                       15,716
 2/29/2008              15,490                       15,057
 3/31/2008              15,333                       14,944
 4/30/2008              16,306                       15,673
 5/31/2008              16,688                       15,648
 6/30/2008              14,858                       14,150
 7/31/2008              14,695                       14,099
 8/31/2008              14,975                       14,339
 9/30/2008              13,630                       13,285
10/31/2008              10,558                       10,985
11/30/2008               9,519                       10,198
12/31/2008               9,833                       10,339
 1/31/2009               8,663                        9,150
 2/28/2009               7,446                        7,928
 3/31/2009               8,176                        8,606
 4/30/2009               9,495                        9,528
 5/31/2009              10,226                       10,117
 6/30/2009              10,101                       10,042
 7/31/2009              11,061                       10,864
 8/31/2009              11,805                       11,433
 9/30/2009              12,313                       11,874
10/31/2009              11,784                       11,511
11/30/2009              12,445                       12,160
12/31/2009              12,790                       12,375
 1/31/2010              12,487                       12,027
 2/28/2010              13,031                       12,407
 3/31/2010              14,043                       13,214
 4/30/2010              14,479                       13,556
 5/31/2010              13,243                       12,442
 6/30/2010              12,242                       11,742
 7/31/2010              13,190                       12,536
 8/31/2010              12,388                       12,000
 9/30/2010              13,604                       12,931
10/31/2010              14,106                       13,319
11/30/2010              13,996                       13,248
12/31/2010              15,362                       14,294
 1/31/2011              15,842                       14,617
 2/28/2011              16,704                       15,156
 3/31/2011              16,786                       15,217
 4/30/2011              17,193                       15,622
 5/31/2011              16,958                       15,457
 6/30/2011              16,645                       15,140
 7/31/2011              15,889                       14,638
 8/31/2011              14,539                       13,724
 9/30/2011              13,075                       12,687
10/31/2011              14,879                       14,139
11/30/2011              14,754                       14,066
12/31/2011              14,862                       14,350
 1/31/2012              15,602                       14,893
 2/29/2012              16,504                       15,486
 3/31/2012              16,805                       15,945
 4/30/2012              16,454                       15,783
 5/31/2012              15,285                       14,857
 6/30/2012              16,104                       15,595
 7/31/2012              16,256                       15,756
 8/31/2012              16,900                       16,098
 9/30/2012              17,520                       16,609
10/31/2012              17,558                       16,528
11/30/2012              17,596                       16,521
12/31/2012              18,122                       16,862
 1/31/2013              19,387                       17,958
 2/28/2013              19,630                       18,216
 3/31/2013              20,575                       18,937
 4/30/2013              20,780                       19,224
 5/31/2013              21,639                       19,717
 6/30/2013              21,390                       19,543          Past performance is not predictive of
 7/31/2013              22,664                       20,599          future performance.
 8/31/2013              21,982                       19,817
 9/30/2013              22,626                       20,314          The returns shown do not reflect the
10/31/2013              23,776                       21,203          deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
                                                                     redemption of fund shares.
         Average Annual        One        Five        Ten
         Total Return          Year       Years      Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2013, all rights
                              35.41%      17.63%     9.05%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR U.S. CORPORATE & GOVERNMENT INDEX
October 31, 2003-October 31, 2013

                               [CHART]

                    LWAS/DFA Two-Year    The BofA Merrill Lynch 1-3 Year
                 Fixed Income Portfolio U.S. Corporate & Government Index
                 ---------------------- ---------------------------------
10/31/2003              $10,000                     $10,000
11/30/2003               10,000                      10,000
12/31/2003               10,056                      10,063
 1/31/2004               10,077                      10,088
 2/29/2004               10,107                      10,140
 3/31/2004               10,136                      10,175
 4/30/2004               10,055                      10,077
 5/31/2004               10,025                      10,061
 6/30/2004               10,013                      10,061
 7/31/2004               10,053                      10,105
 8/31/2004               10,114                      10,181
 9/30/2004               10,105                      10,175
10/31/2004               10,126                      10,208
11/30/2004               10,085                      10,159
12/31/2004               10,092                      10,184
 1/31/2005               10,092                      10,181
 2/28/2005               10,082                      10,160
 3/31/2005               10,082                      10,155
 4/30/2005               10,133                      10,213
 5/31/2005               10,164                      10,257
 6/30/2005               10,179                      10,280
 7/31/2005               10,168                      10,253
 8/31/2005               10,210                      10,319
 9/30/2005               10,210                      10,293
10/31/2005               10,220                      10,292
11/30/2005               10,251                      10,323
12/31/2005               10,283                      10,362
 1/31/2006               10,314                      10,384
 2/28/2006               10,346                      10,395
 3/31/2006               10,377                      10,412
 4/30/2006               10,409                      10,445
 5/31/2006               10,451                      10,460
 6/30/2006               10,481                      10,480
 7/31/2006               10,534                      10,560
 8/31/2006               10,577                      10,636
 9/30/2006               10,623                      10,694
10/31/2006               10,666                      10,740
11/30/2006               10,709                      10,797
12/31/2006               10,760                      10,803
 1/31/2007               10,804                      10,829
 2/28/2007               10,848                      10,916
 3/31/2007               10,894                      10,959
 4/30/2007               10,938                      11,000
 5/31/2007               10,982                      10,993
 6/30/2007               11,030                      11,038
 7/31/2007               11,075                      11,128
 8/31/2007               11,131                      11,221
 9/30/2007               11,169                      11,302
10/31/2007               11,214                      11,349
11/30/2007               11,248                      11,514
12/31/2007               11,303                      11,545
 1/31/2008               11,337                      11,744
 2/29/2008               11,372                      11,851
 3/31/2008               11,386                      11,852
 4/30/2008               11,409                      11,784
 5/31/2008               11,432                      11,759
 6/30/2008               11,447                      11,787
 7/31/2008               11,482                      11,821
 8/31/2008               11,505                      11,873
 9/30/2008               11,455                      11,809
10/31/2008               11,525                      11,799
11/30/2008               11,642                      11,949
12/31/2008               11,745                      12,087
 1/31/2009               11,757                      12,099
 2/28/2009               11,745                      12,082
 3/31/2009               11,796                      12,135
 4/30/2009               11,844                      12,205
 5/31/2009               11,891                      12,303
 6/30/2009               11,908                      12,326
 7/31/2009               11,932                      12,381
 8/31/2009               11,980                      12,454
 9/30/2009               11,998                      12,504
10/31/2009               12,022                      12,549
11/30/2009               12,070                      12,629
12/31/2009               12,005                      12,551
 1/31/2010               12,065                      12,652
 2/28/2010               12,077                      12,682
 3/31/2010               12,066                      12,667
 4/30/2010               12,090                      12,705
 5/31/2010               12,102                      12,735
 6/30/2010               12,153                      12,794
 7/31/2010               12,189                      12,846
 8/31/2010               12,201                      12,880
 9/30/2010               12,224                      12,912
10/31/2010               12,248                      12,948
11/30/2010               12,224                      12,923
12/31/2010               12,224                      12,904
 1/31/2011               12,237                      12,932
 2/28/2011               12,237                      12,930
 3/31/2011               12,235                      12,930
 4/30/2011               12,272                      12,992
 5/31/2011               12,308                      13,040
 6/30/2011               12,311                      13,043
 7/31/2011               12,323                      13,081
 8/31/2011               12,335                      13,105
 9/30/2011               12,326                      13,075
10/31/2011               12,338                      13,103
11/30/2011               12,326                      13,093
12/31/2011               12,325                      13,106
 1/31/2012               12,362                      13,151
 2/29/2012               12,362                      13,158
 3/31/2012               12,370                      13,165
 4/30/2012               12,382                      13,191
 5/31/2012               12,382                      13,189
 6/30/2012               12,392                      13,196
 7/31/2012               12,417                      13,243
 8/31/2012               12,417                      13,257
 9/30/2012               12,430                      13,273
10/31/2012               12,430                      13,278
11/30/2012               12,430                      13,290
12/31/2012               12,441                      13,300
 1/31/2013               12,441                      13,308
 2/28/2013               12,441                      13,322
 3/31/2013               12,446                      13,329
 4/30/2013               12,459                      13,350
 5/31/2013               12,446                      13,331
 6/30/2013               12,441                      13,310                  Past performance is not predictive of
 7/31/2013               12,454                      13,340                  future performance.
 8/31/2013               12,441                      13,331
 9/30/2013               12,463                      13,367                  The returns shown do not reflect the
10/31/2013               12,463                      13,391                  deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.

           Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return          Year        Years       Years               permission; copyright 2013 Merrill
           ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 0.26%       1.58%       2.23%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR U.S. TREASURY & AGENCY INDEX
October 31, 2003-October 31, 2013

                                 [CHART]

                     LWAS/DFA Two-Year    The BofA Merrill Lynch 1-3 Year
                   Government Portfolio     U.S. Treasury & Agency Index
                   --------------------   -------------------------------
10/31/2003               $10,000                     $10,000
11/30/2003                 9,990                       9,998
12/31/2003                10,055                      10,056
 1/31/2004                10,065                      10,077
 2/29/2004                10,116                      10,126
 3/31/2004                10,136                      10,158
 4/30/2004                10,054                      10,061
 5/31/2004                10,034                      10,046
 6/30/2004                10,028                      10,045
 7/31/2004                10,059                      10,087
 8/31/2004                10,130                      10,159
 9/30/2004                10,110                      10,151
10/31/2004                10,141                      10,183
11/30/2004                10,100                      10,135
12/31/2004                10,107                      10,157
 1/31/2005                10,107                      10,154
 2/28/2005                10,096                      10,133
 3/31/2005                10,091                      10,132
 4/30/2005                10,133                      10,188
 5/31/2005                10,174                      10,230
 6/30/2005                10,195                      10,252
 7/31/2005                10,185                      10,222
 8/31/2005                10,227                      10,287
 9/30/2005                10,226                      10,261
10/31/2005                10,237                      10,259
11/30/2005                10,269                      10,291
12/31/2005                10,300                      10,330
 1/31/2006                10,332                      10,351
 2/28/2006                10,354                      10,363
 3/31/2006                10,381                      10,378
 4/30/2006                10,424                      10,410
 5/31/2006                10,456                      10,426
 6/30/2006                10,488                      10,445
 7/31/2006                10,542                      10,523
 8/31/2006                10,585                      10,597
 9/30/2006                10,635                      10,653
10/31/2006                10,679                      10,699
11/30/2006                10,722                      10,754
12/31/2006                10,768                      10,758
 1/31/2007                10,812                      10,783
 2/28/2007                10,845                      10,868
 3/31/2007                10,896                      10,909
 4/30/2007                10,941                      10,949
 5/31/2007                10,985                      10,943
 6/30/2007                11,034                      10,988
 7/31/2007                11,079                      11,083
 8/31/2007                11,124                      11,185
 9/30/2007                11,163                      11,268
10/31/2007                11,208                      11,313
11/30/2007                11,242                      11,489
12/31/2007                11,282                      11,526
 1/31/2008                11,317                      11,723
 2/29/2008                11,351                      11,830
 3/31/2008                11,362                      11,861
 4/30/2008                11,385                      11,779
 5/31/2008                11,362                      11,740
 6/30/2008                11,386                      11,775
 7/31/2008                11,420                      11,819
 8/31/2008                11,455                      11,866
 9/30/2008                11,447                      11,937
10/31/2008                11,482                      12,025
11/30/2008                11,693                      12,181
12/31/2008                11,885                      12,304
 1/31/2009                11,838                      12,259
 2/28/2009                11,838                      12,260
 3/31/2009                11,901                      12,323
 4/30/2009                11,937                      12,325
 5/31/2009                11,984                      12,356
 6/30/2009                11,981                      12,345
 7/31/2009                11,993                      12,365
 8/31/2009                12,028                      12,415
 9/30/2009                12,056                      12,447
10/31/2009                12,080                      12,473
11/30/2009                12,128                      12,546
12/31/2009                12,066                      12,455
 1/31/2010                12,114                      12,544
 2/28/2010                12,139                      12,570
 3/31/2010                12,128                      12,542
 4/30/2010                12,152                      12,575
 5/31/2010                12,177                      12,628
 6/30/2010                12,225                      12,685
 7/31/2010                12,250                      12,718
 8/31/2010                12,262                      12,741
 9/30/2010                12,282                      12,762
10/31/2010                12,318                      12,792
11/30/2010                12,282                      12,768
12/31/2010                12,294                      12,746
 1/31/2011                12,307                      12,768
 2/28/2011                12,294                      12,758
 3/31/2011                12,288                      12,754
 4/30/2011                12,338                      12,809
 5/31/2011                12,375                      12,854
 6/30/2011                12,374                      12,859
 7/31/2011                12,386                      12,892
 8/31/2011                12,398                      12,936
 9/30/2011                12,400                      12,919
10/31/2011                12,400                      12,930
11/30/2011                12,412                      12,937
12/31/2011                12,413                      12,944
 1/31/2012                12,438                      12,961
 2/29/2012                12,438                      12,948
 3/31/2012                12,440                      12,942
 4/30/2012                12,452                      12,968
 5/31/2012                12,452                      12,973
 6/30/2012                12,445                      12,967
 7/31/2012                12,457                      12,996
 8/31/2012                12,470                      12,998
 9/30/2012                12,462                      13,000
10/31/2012                12,462                      12,994
11/30/2012                12,462                      13,005
12/31/2012                12,467                      13,010
 1/31/2013                12,467                      13,012
 2/28/2013                12,467                      13,021
 3/31/2013                12,468                      13,025
 4/30/2013                12,481                      13,038
 5/31/2013                12,468                      13,020
 6/30/2013                12,468                      13,010                 Past performance is not predictive of
 7/31/2013                12,481                      13,031                 future performance.
 8/31/2013                12,468                      13,019
 9/30/2013                12,482                      13,048                 The returns shown do not reflect the
10/31/2013                12,495                      13,063                 deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.

           Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return          Year        Years       Years               permission; copyright 2013 Merrill
           ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 0.26%       1.71%       2.25%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolio Performance Overview

LWAS/DFA U.S. High Book to Market Portfolio

   The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.41% for the Portfolio and 28.29% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Master Fund's higher weight contributed to the Portfolio's outperformance relative to the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 Fixed Income Market Review                  12 Months Ended October 31, 2013

   U.S. and developed international fixed income markets generally experienced rising interest rates for the year ended October 31, 2013. Throughout the year the U.S. Federal Reserve and other major central banks maintained historically low target short-term rates. This combination led to steepening yield curves in much of the developed world. On average, investment grade credit did well for the year, outperforming government bonds of similar duration. The one-month Treasury bill yield finished the fiscal year at 0.03%, while the yield on 10-year U.S. Treasury notes increased to 2.56%.

                                       October 31, 2013 October 31, 2012 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.03%            0.09%       -0.06%
 Ten-Year U.S. Treasury Notes (yield).      2.56%            1.69%        0.87%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2013, total returns were 0.10 % for three-month U.S. Treasury bills, -0.74% for five-year U.S. Treasury notes, and -11.69% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward-sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable credit approach continued to take market-like credit risk, reflecting a wide credit spread environment.

Fixed Income Portfolios' Performance Overview

LWAS/DFA Two-Year Fixed Income Portfolio

   The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize total returns consistent with preservation of capital by investing in high quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies the maturity range for the highest risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio decreased to 1.06 years on October 31, 2013, from
1.16 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.26% for the LWAS/DFA Two-Year Fixed Income Portfolio and 0.86% for The BofA Merrill Lynch 1-3 Year U.S. Corporate & Government Index. Structural differences between the Portfolio and Index were the primary reason for the Portfolio's relative underperformance as compared to the Index. The Portfolio focuses investment in the more highly rated portion of the investment grade universe while the Index is composed of bonds that include the full range of investment grade credit securities. The Portfolio's higher-quality bonds underperformed the lower-quality bonds during this period of credit spread tightening, contributing to a majority of the underperformance as compared to the Index.

LWAS/DFA Two-Year Government Portfolio

   The LWAS/DFA Two-Year Government Portfolio seeks to maximize total returns consistent with preservation of capital by investing in U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies the maturity range for the highest risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio increased to 1.53 years on October 31, 2013, from 1.26 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.26% for the LWAS/DFA Two-Year Government Portfolio and 0.53% for The BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index. While the Portfolio limits its investments to securities maturing in two years or less, the Index had more than 44% of its weight in securities in the two- to three-year maturity range, which was the highest-performing segment of the short-term portion of the curve and detracted from relative performance.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2013
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/13  10/31/13    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,144.20    0.35%    $1.89
Hypothetical 5% Annual Return................. $1,000.00 $1,023.44    0.35%    $1.79

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,000.30    0.29%    $1.46
Hypothetical 5% Annual Return................. $1,000.00 $1,023.74    0.29%    $1.48

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/13  10/31/13    Ratio*   Period*
                                        --------- --------- ---------- --------

LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,001.10    0.28%    $1.41
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.79    0.28%    $1.43

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company is represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

     LWAS/DFA Two-Year Fixed Income Portfolio
Corporate....................................  10.0%
Government...................................  30.4%
Foreign Corporate............................  25.0%
Foreign Government...........................  27.9%
Supranational................................   6.7%
                                              -----
                                              100.0%

      LWAS/DFA Two-Year Government Portfolio
Government................................... 100.0%
                                              -----
                                              100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                          Value+
                                                        -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................... $67,317,586
                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $34,853,819)................................ $67,317,586
                                                        ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
AGENCY OBLIGATIONS -- (27.9%)
Federal Farm Credit Bank
     0.500%, 06/23/15............................. $  500 $   501,675
Federal Home Loan Bank
     2.375%, 03/14/14.............................  4,800   4,840,325
     2.500%, 06/13/14.............................  2,300   2,333,532
     0.250%, 02/20/15.............................  4,600   4,601,357
     0.375%, 08/28/15.............................  2,000   2,002,926
Federal Home Loan Mortgage Corporation
     1.750%, 09/10/15.............................  2,500   2,564,347
Federal National Mortgage Association
     4.125%, 04/15/14.............................  1,700   1,730,969
     1.125%, 06/27/14.............................  1,200   1,207,832
     4.375%, 10/15/15.............................  3,000   3,234,444
     1.625%, 10/26/15.............................  3,500   3,587,052
                                                          -----------
TOTAL AGENCY OBLIGATIONS..........................         26,604,459
                                                          -----------

BONDS -- (66.3%)
Agence Francaise de Developpement
     1.250%, 06/09/14.............................  2,000   2,010,760
Asian Development Bank
     0.500%, 08/17/15.............................  1,000   1,002,630
Australia & New Zealand Banking Group, Ltd.
     3.700%, 01/13/15.............................  1,500   1,556,550
Bank Nederlandse Gemeenten
     3.125%, 01/12/15.............................    500     516,228
     1.375%, 03/23/15.............................  1,000   1,014,100
     2.750%, 07/01/15.............................    500     518,740
Bank of New York Mellon Corp. (The)
     3.100%, 01/15/15.............................    700     721,839
     2.950%, 06/18/15.............................  1,000   1,039,180
Berkshire Hathaway, Inc. Floating Rate Note
(r)  0.964%, 08/15/14.............................  1,500   1,508,755
British Columbia, Province of Canada
     2.850%, 06/15/15.............................  2,000   2,080,520
Caisse d'Amortissement de la Dette Sociale
     3.500%, 07/01/14.............................  1,000   1,021,104
     1.250%, 07/11/14.............................  1,200   1,207,812
Commonwealth Bank of Australia
     3.750%, 10/15/14.............................  1,500   1,544,250
     3.500%, 03/19/15.............................    300     311,882
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     1.875%, 12/15/14.............................  2,000   2,029,812

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA Floating Rate Note
(r)  0.624%, 01/17/14............................. $  500 $  500,492
Council Of Europe Development Bank
     4.500%, 06/30/14.............................  1,000  1,027,620
     2.750%, 02/10/15.............................    900    927,810
Development Bank of Japan, Inc.
     2.875%, 04/20/15.............................    500    517,877
EUROFIMA
     4.500%, 03/06/15.............................  1,000  1,054,830
European Investment Bank
     4.750%, 10/15/14.............................    900    938,461
     2.875%, 01/15/15.............................  1,300  1,340,534
General Electric Capital Corp.
     4.875%, 03/04/15.............................  2,000  2,113,478
JPMorgan Chase & Co.
     2.050%, 01/24/14.............................  1,000  1,004,057
JPMorgan Chase & Co. Floating Rate Note
(r)  1.004%, 05/02/14.............................    700    702,475
KFW
     1.500%, 04/04/14.............................  1,800  1,810,476
Kommunalbanken A.S.
     1.000%, 06/16/14.............................  1,560  1,566,894
     1.000%, 02/09/15.............................    500    504,320
     2.750%, 05/05/15.............................    400    414,152
Kommunekredit
     0.750%, 09/02/14.............................  1,000  1,003,940
Landwirtschaftliche Rentenbank
     4.000%, 02/02/15.............................    500    522,780
Manitoba, Province of Canada
     1.375%, 04/28/14.............................  1,000  1,005,145
     2.625%, 07/15/15.............................  1,200  1,244,376
National Australia Bank, Ltd.
     2.000%, 03/09/15.............................  2,000  2,039,678
     1.600%, 08/07/15.............................    500    509,537
Nederlandse Waterschapsbank NV
     1.375%, 05/16/14.............................  1,800  1,809,945
     1.250%, 10/20/14.............................    800    807,400
Nordea Bank AB
     3.700%, 11/13/14.............................  2,000  2,066,200
Oesterreichische Kontrollbank AG
     1.375%, 01/21/14.............................    500    501,245
Ontario, Province of Canada
     4.500%, 02/03/15.............................    800    841,264
     2.950%, 02/05/15.............................  1,300  1,342,133
Quebec, Province of Canada
     4.600%, 05/26/15.............................  2,000  2,129,640
Royal Bank of Canada
     1.150%, 03/13/15.............................    250    252,304
     0.550%, 05/01/15.............................  2,000  2,000,084

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Sanofi
     1.625%, 03/28/14............................. $2,000 $2,009,992
Societe Financement de l'Economie Francaise
     2.875%, 09/22/14.............................    500    511,373
State of North Rhine-Westphalia
     1.625%, 09/17/14.............................    500    505,402
Svensk Exportkredit AB
     3.250%, 09/16/14.............................    700    718,116
Svenska Handelsbanken AB Floating Rate Note
(r)  0.423%, 10/06/14.............................    300    300,427
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.445%, 05/01/15.............................  2,250  2,251,674
Total Capital Canada, Ltd.
     1.625%, 01/28/14.............................  2,000  2,006,230
Toyota Motor Credit Corp.
     1.250%, 11/17/14.............................    645    651,269
     1.000%, 02/17/15.............................  1,200  1,209,713
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.430%, 12/05/14.............................    400    400,543

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
Westpac Banking Corp.
    3.000%, 08/04/15............................. $    2,000 $ 2,084,466
                                                             -----------
TOTAL BONDS......................................             63,232,514
                                                             -----------

U.S. TREASURY OBLIGATIONS -- (2.1%)
U.S. Treasury Notes
    0.250%, 07/15/15.............................      1,000     999,805
    0.250%, 08/15/15.............................      1,000     999,609
                                                             -----------
TOTAL U.S. TREASURY OBLIGATIONS..................              1,999,414
                                                             -----------

CERTIFICATES OF DEPOSIT -- (2.1%)
Bank of Nova Scotia
    0.615%, 08/01/14.............................      2,000   2,004,722

                                                    Shares
                                                    ------       -
TEMPORARY CASH INVESTMENTS -- (1.6%)
    State Street Institutional Liquid Reserves,
     0.073%......................................  1,494,288   1,494,288
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $95,212,343).............................             $95,335,397
                                                             ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                            ------------------------------------------
                             Level 1     Level 2   Level 3    Total
                            ---------- ----------- ------- -----------
Agency Obligations.........         -- $26,604,459   --    $26,604,459
Bonds......................         --  63,232,514   --     63,232,514
U.S. Treasury Obligations..         --   1,999,414   --      1,999,414
Certificates of Deposit....         --   2,004,722   --      2,004,722
Temporary Cash Investments. $1,494,288          --   --      1,494,288
                            ---------- -----------   --    -----------
TOTAL...................... $1,494,288 $93,841,109   --    $95,335,397
                            ========== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                                Face
                                                               Amount     Value+
                                                               ------     ------
                                                               (000)
AGENCY OBLIGATIONS -- (64.1%)
Federal Farm Credit Bank
  0.500%, 06/23/15........................................... $    320 $    321,072
Federal Home Loan Bank
  0.250%, 01/16/15...........................................   10,000   10,008,900
  4.500%, 02/18/15...........................................   30,045   31,707,269
  2.750%, 03/13/15...........................................   26,455   27,360,449
  1.750%, 09/11/15...........................................   22,705   23,297,396
                                                                       ------------
TOTAL AGENCY OBLIGATIONS.....................................            92,695,086
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (35.4%)
U.S. Treasury Notes
  1.875%, 06/30/15...........................................   39,485   40,538,460
  0.250%, 07/15/15...........................................      330      329,936
  1.750%, 07/31/15...........................................    2,000    2,051,406
  4.250%, 08/15/15...........................................      200      214,180
  0.250%, 09/15/15...........................................    7,400    7,393,932
  0.250%, 10/15/15...........................................      700      699,261
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS                                          51,227,175
                                                                       ------------

                                                               Shares
                                                              --------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund.  670,682      670,682
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $144,428,581).........................................          $144,592,943
                                                                       ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                            ------------------------------------------
                            Level 1    Level 2    Level 3    Total
                            -------- ------------ ------- ------------
Agency Obligations.........       -- $ 92,695,086   --    $ 92,695,086
U.S. Treasury Obligations..       --   51,227,175   --      51,227,175
Temporary Cash Investments. $670,682           --   --         670,682
                            -------- ------------   --    ------------
TOTAL...................... $670,682 $143,922,261   --    $144,592,943
                            ======== ============   ==    ============


                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value....................................................................................... $     67,318
Prepaid Expenses and Other Assets........................................................................            4
                                                                                                          ------------
     Total Assets........................................................................................       67,322
                                                                                                          ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...................................................................................           30
  Due to Advisor.........................................................................................            1
Accrued Expenses and Other Liabilities...................................................................           25
                                                                                                          ------------
     Total Liabilities...................................................................................           56
                                                                                                          ------------
NET ASSETS............................................................................................... $     67,266
                                                                                                          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................................    3,656,008
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................................. $      18.40
                                                                                                          ============
Investment in Affiliated Investment Company at Cost...................................................... $     34,854
                                                                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................................... $     32,370
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...................           38
Accumulated Net Realized Gain (Loss).....................................................................        2,394
Net Unrealized Appreciation (Depreciation)...............................................................       32,464
                                                                                                          ------------
NET ASSETS............................................................................................... $     67,266
                                                                                                          ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000
                                                                                                          ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA     LWAS/DFA
                                                                                          Two-Year     Two-Year
                                                                                        Fixed Income  Government
                                                                                         Portfolio    Portfolio
                                                                                        ------------ ------------
ASSETS:
Investments at Value................................................................... $     93,841 $    143,922
Temporary Cash Investments at Value & Cost.............................................        1,494          671
Receivables:
  Interest.............................................................................          493          697
  Fund Shares Sold.....................................................................           64           37
Prepaid Expenses and Other Assets......................................................            4            5
                                                                                        ------------ ------------
     Total Assets......................................................................       95,896      145,332
                                                                                        ------------ ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................        1,050           --
  Fund Shares Redeemed.................................................................           86           78
  Due to Advisor.......................................................................           12           18
Accrued Expenses and Other Liabilities.................................................           22           31
                                                                                        ------------ ------------
     Total Liabilities.................................................................        1,170          127
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     94,726 $    145,205
                                                                                        ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,453,079   14,657,382
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.02 $       9.91
                                                                                        ============ ============
Investments at Cost.................................................................... $     93,718 $    143,758
                                                                                        ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     94,472 $    144,742
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           24           (5)
Accumulated Net Realized Gain (Loss)...................................................          107          304
Net Unrealized Appreciation (Depreciation).............................................          123          164
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     94,726 $    145,205
                                                                                        ============ ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000  300,000,000
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                           LWAS/DFA
                                                                          U.S. High    LWAS/DFA    LWAS/DFA
                                                                           Book to     Two-Year    Two-Year
                                                                            Market   Fixed Income Government
                                                                          Portfolio*  Portfolio   Portfolio
                                                                          ---------- ------------ ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends..............................................................  $ 1,353      $  --        $ --
  Income from Securities Lending.........................................       11         --          --
  Expenses Allocated from Affiliated Investment Company..................      (74)        --          --
                                                                           -------      -----        ----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,290         --          --
                                                                           -------      -----        ----
Fund Investment Income
  Interest...............................................................       --        510         473
                                                                           -------      -----        ----
     Total Investment Income.............................................       --        510         473
                                                                           -------      -----        ----
Fund Expenses
  Investment Advisory Services Fees......................................       --        136         215
  Administrative Services Fees...........................................        6         --          --
  Accounting & Transfer Agent Fees.......................................       17         18          22
  Shareholder Servicing Fees.............................................       97         73         115
  Custodian Fees.........................................................       --          3           1
  Filing Fees............................................................       17         18          19
  Shareholders' Reports..................................................        5          7          11
  Directors'/Trustees' Fees & Expenses...................................        1          1           2
  Professional Fees......................................................        3          9          14
  Other..................................................................        2          1           2
                                                                           -------      -----        ----
     Total Expenses......................................................      148        266         401
                                                                           -------      -----        ----
  Net Investment Income (Loss)...........................................    1,142        244          72
                                                                           -------      -----        ----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    6,899        116         319
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   11,517       (101)        (95)
                                                                           -------      -----        ----
  Net Realized and Unrealized Gain (Loss)................................   18,416         15         224
                                                                           -------      -----        ----
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $19,558      $ 259        $296
                                                                           =======      =====        ====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     LWAS/DFA U.S. High Book  LWAS/DFA Two-Year      LWAS/DFA Two-Year
                                                     to Market Portfolio     Fixed Income Portfolio Government Portfolio
                                                     ----------------------  ---------------------  ------------------
                                                       Year        Year        Year        Year       Year       Year
                                                      Ended       Ended       Ended       Ended      Ended      Ended
                                                     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,
                                                       2013        2012        2013        2012       2013       2012
                                                     --------    --------    --------    --------   --------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $  1,142    $  1,193    $    244    $    361   $     72   $    295
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................    6,899       3,324         116         400        319        974
  Change in Unrealized Appreciation (Depreciation)
   of:
    Investment Securities...........................   11,517       5,684        (101)       (100)       (95)      (426)
                                                      --------    --------    --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   19,558      10,201         259         661        296        843
                                                      --------    --------    --------   --------   --------   --------
Distributions From:
  Net Investment Income.............................   (1,172)     (1,185)       (271)       (393)      (116)      (413)
  Net Short-Term Gains..............................       --          --        (360)       (461)      (955)      (774)
  Net Long-Term Gains...............................       --          --         (44)        (90)       (29)        --
                                                      --------    --------    --------   --------   --------   --------
     Total Distributions............................   (1,172)     (1,185)       (675)       (944)    (1,100)    (1,187)
                                                      --------    --------    --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................    5,461       2,926      18,639      10,153     28,064     17,044
  Shares Issued in Lieu of Cash Distributions.......    1,049       1,031         560         753        805        845
  Shares Redeemed...................................  (18,546)    (14,816)    (13,383)    (14,194)   (28,133)   (50,714)
                                                      --------    --------    --------   --------   --------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................  (12,036)    (10,859)      5,816      (3,288)       736    (32,825)
                                                      --------    --------    --------   --------   --------   --------
     Total Increase (Decrease) in Net Assets........    6,350      (1,843)      5,400      (3,571)       (68)   (33,169)
Net Assets
  Beginning of Year.................................   60,916      62,759      89,326      92,897    145,273    178,442
                                                      --------    --------    --------   --------   --------   --------
  End of Year....................................... $ 67,266    $ 60,916    $ 94,726    $ 89,326   $145,205   $145,273
                                                      ========    ========    ========   ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................      340         232       1,860       1,010      2,835      1,712
  Shares Issued in Lieu of Cash Distributions.......       67          83          56          75         81         85
  Shares Redeemed...................................   (1,152)     (1,163)     (1,335)     (1,412)    (2,841)    (5,094)
                                                      --------    --------    --------   --------   --------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     (745)       (848)        581        (327)        75     (3,297)
                                                      ========    ========    ========   ========   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $     38    $    182    $     24    $     51   $     (5)  $     39

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              LWAS/DFA U.S. High Book to Market Portfolio
                                                              -------------------------------------------
                                                                Year     Year     Year     Year     Year
                                                               Ended    Ended    Ended    Ended    Ended
                                                              Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2013     2012     2011     2010     2009
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 13.84  $ 11.96  $ 11.52  $  9.80  $  9.04
                                                              -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.28     0.25     0.20     0.19     0.18
  Net Gains (Losses) on Securities (Realized and Unrealized).    4.57     1.87     0.44     1.72     0.79
                                                              -------  -------  -------  -------  -------
   Total from Investment Operations..........................    4.85     2.12     0.64     1.91     0.97
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.29)   (0.24)   (0.20)   (0.19)   (0.21)
                                                              -------  -------  -------  -------  -------
   Total Distributions.......................................   (0.29)   (0.24)   (0.20)   (0.19)   (0.21)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 18.40  $ 13.84  $ 11.96  $ 11.52  $  9.80
============================================================= ======== ======== ======== ======== ========
Total Return.................................................   35.41%   18.01%    5.48%   19.71%   11.61%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $67,266  $60,916  $62,759  $67,314  $65,927
Ratio of Expenses to Average Net Assets (B)..................    0.34%    0.34%    0.34%    0.35%    0.38%
Ratio of Net Investment Income to Average Net Assets.........    1.77%    1.93%    1.56%    1.78%    2.20%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                LWAS/DFA Two-Year Fixed Income Portfolio
                                                              -------------------------------------------
                                                                Year     Year     Year     Year     Year
                                                               Ended    Ended    Ended    Ended    Ended
                                                              Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2013     2012     2011     2010     2009
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 10.07  $ 10.10  $ 10.13  $ 10.03  $  9.84
                                                              -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.03     0.04     0.05     0.08     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).      --     0.03     0.03     0.11     0.23
                                                              -------  -------  -------  -------  -------
   Total from Investment Operations..........................    0.03     0.07     0.08     0.19     0.42
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.03)   (0.04)   (0.06)   (0.09)   (0.23)
  Net Realized Gains.........................................   (0.05)   (0.06)   (0.05)      --       --
                                                              -------  -------  -------  -------  -------
   Total Distributions.......................................   (0.08)   (0.10)   (0.11)   (0.09)   (0.23)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 10.02  $ 10.07  $ 10.10  $ 10.13  $ 10.03
============================================================= ======== ======== ======== ======== ========
   Total Return..............................................    0.26%    0.75%    0.73%    1.89%    4.31%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $94,726  $89,326  $92,897  $89,264  $77,398
Ratio of Expenses to Average Net Assets......................    0.29%    0.30%    0.30%    0.31%    0.34%
Ratio of Net Investment Income to Average Net Assets.........    0.27%    0.40%    0.54%    0.82%    1.92%
Portfolio Turnover Rate......................................      57%     102%      98%     113%      77%
-----------------------------------------------------------------------------------------------------------

                                                                   LWAS/DFA Two-Year Government Portfolio
                                                              ------------------------------------------------
                                                                Year      Year      Year      Year      Year
                                                               Ended     Ended     Ended     Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2013      2012      2011      2010      2009
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $   9.96  $   9.98  $  10.07  $  10.10  $   9.80
                                                              --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.01      0.02      0.04      0.07      0.18
  Net Gains (Losses) on Securities (Realized and Unrealized).     0.02      0.04      0.02      0.13      0.33
                                                              --------  --------  --------  --------  --------
   Total from Investment Operations..........................     0.03      0.06      0.06      0.20      0.51
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.01)    (0.03)    (0.04)    (0.08)    (0.21)
  Net Realized Gains.........................................    (0.07)    (0.05)    (0.11)    (0.15)       --
                                                              --------  --------  --------  --------  --------
   Total Distributions.......................................    (0.08)    (0.08)    (0.15)    (0.23)    (0.21)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $   9.91  $   9.96  $   9.98  $  10.07  $  10.10
============================================================= ========  ========  ========  ========  ========
   Total Return..............................................     0.26%     0.50%     0.66%     1.98%     5.21%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $145,205  $145,273  $178,442  $173,724  $136,508
Ratio of Expenses to Average Net Assets......................     0.28%     0.28%     0.29%     0.29%     0.31%
Ratio of Net Investment Income to Average Net Assets.........     0.05%     0.19%     0.41%     0.72%     1.76%
Portfolio Turnover Rate......................................      160%      111%      127%      166%      112%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2013, the Feeder Fund owned 1% of the Series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund but is compensated for the investment advisory services it provides to the Feeder Fund's Master Fund. For the year ended October 31, 2013, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
   -                                            -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%           --
   LWAS/DFA Two-Year Fixed Income Portfolio....        --          0.15%
   LWAS/DFA Two-Year Government Portfolio......        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
          -                                            --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $3
                LWAS/DFA Two-Year Fixed Income Portfolio....  3
                LWAS/DFA Two-Year Government Portfolio......  6

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. Government   Other Investment
                                               Securities        Securities
                                           ------------------ -----------------
                                           Purchases  Sales   Purchases  Sales
                                           --------- -------- --------- -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $ 18,479  $ 25,777  $41,864  $22,290
 LWAS/DFA Two-Year Government Portfolio...  229,966   227,206       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to tax equalization. This reclassification had no effect on net assets or net value per share (amounts in the thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $443           $(114)         $(329)
LWAS/DFA Two-Year Fixed Income Portfolio....        --              --             --
LWAS/DFA Two-Year Government Portfolio......        --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2012........................................     $1,185                   $1,185
2013........................................      1,172           --       1,172
LWAS/DFA Two-Year Fixed Income Portfolio
2012........................................        854          $90         944
2013........................................        631           44         675
LWAS/DFA Two-Year Government Portfolio
2012........................................      1,187                    1,187
2013........................................      1,071           29       1,100

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $114          $329      $443

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             Undistributed                                 Total Net
                                             Net Investment                              Distributable
                                               Income and   Undistributed   Unrealized     Earnings
                                               Short-Term     Long-Term    Appreciation  (Accumulated
                                             Capital Gains  Capital Gains (Depreciation)    Losses)
                                             -------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market Portfolio.      $ 42         $2,396        $32,462        $34,900
LWAS/DFA Two-Year Fixed Income Portfolio....        88             46            123            257
LWAS/DFA Two-Year Government Portfolio......       126            179            164            469

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2012, the Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).

              LWAS/DFA U.S. High Book to Market Portfolio. $4,175

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                     Net
                                                                                  Unrealized
                                             Federal   Unrealized   Unrealized   Appreciation
                                             Tax Cost Appreciation Depreciation (Depreciation)
                                             -------- ------------ ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio. $ 34,855   $32,462         --         $32,462
LWAS/DFA Two-Year Fixed Income Portfolio....   95,212       124        $(1)            123
LWAS/DFA Two-Year Government Portfolio......  144,429       165         (1)            164

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2013.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             97%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             97%
    LWAS/DFA Two-Year Government Portfolio......      2             92%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the

LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                              [CHART]

                  LWAS/DFA International       MSCI World ex USA Index
               High Book to Market Portfolio       (net dividends)
               -----------------------------   ------------------------
10/31/2003                $10,000                       $10,000
11/30/2003                 10,212                        10,227
12/31/2003                 10,975                        11,011
 1/31/2004                 11,258                        11,164
 2/29/2004                 11,590                        11,421
 3/31/2004                 11,773                        11,478
 4/30/2004                 11,416                        11,178
 5/31/2004                 11,524                        11,230
 6/30/2004                 11,998                        11,489
 7/31/2004                 11,552                        11,139
 8/31/2004                 11,704                        11,185
 9/30/2004                 12,073                        11,511
10/31/2004                 12,538                        11,925
11/30/2004                 13,468                        12,718
12/31/2004                 14,136                        13,255
 1/31/2005                 13,988                        12,994
 2/28/2005                 14,537                        13,572
 3/31/2005                 14,176                        13,264
 4/30/2005                 13,740                        12,926
 5/31/2005                 13,758                        12,950
 6/30/2005                 13,976                        13,161
 7/31/2005                 14,594                        13,586
 8/31/2005                 15,080                        13,961
 9/30/2005                 15,496                        14,599
10/31/2005                 15,256                        14,127
11/30/2005                 15,531                        14,501
12/31/2005                 16,289                        15,173
 1/31/2006                 17,394                        16,133
 2/28/2006                 17,563                        16,079
 3/31/2006                 18,302                        16,589
 4/30/2006                 19,220                        17,382
 5/31/2006                 18,443                        16,722
 6/30/2006                 18,320                        16,700
 7/31/2006                 18,596                        16,857
 8/31/2006                 19,232                        17,336
 9/30/2006                 19,493                        17,322
10/31/2006                 20,358                        18,006
11/30/2006                 21,030                        18,543
12/31/2006                 21,846                        19,074
 1/31/2007                 22,252                        19,191
 2/28/2007                 22,232                        19,344
 3/31/2007                 22,948                        19,840
 4/30/2007                 24,098                        20,742
 5/31/2007                 24,920                        21,203
 6/30/2007                 24,728                        21,224
 7/31/2007                 24,033                        20,931
 8/31/2007                 23,762                        20,628
 9/30/2007                 24,999                        21,800
10/31/2007                 26,203                        22,748
11/30/2007                 24,614                        21,858
12/31/2007                 24,084                        21,447
 1/31/2008                 22,124                        19,513
 2/29/2008                 21,841                        19,867
 3/31/2008                 22,094                        19,583
 4/30/2008                 23,075                        20,672
 5/31/2008                 23,085                        20,986
 6/30/2008                 20,797                        19,354
 7/31/2008                 20,205                        18,665
 8/31/2008                 19,357                        17,943
 9/30/2008                 17,094                        15,353
10/31/2008                 12,804                        12,159
11/30/2008                 12,018                        11,500
12/31/2008                 12,899                        12,106
 1/31/2009                 11,114                        10,976
 2/28/2009                  9,749                         9,865
 3/31/2009                 10,811                        10,515
 4/30/2009                 12,809                        11,871
 5/31/2009                 14,701                        13,373
 6/30/2009                 14,477                        13,234
 7/31/2009                 16,187                        14,477
 8/31/2009                 17,113                        15,170
 9/30/2009                 17,991                        15,796
10/31/2009                 17,275                        15,543
11/30/2009                 17,776                        15,927
12/31/2009                 17,978                        16,181
 1/31/2010                 16,947                        15,423
 2/28/2010                 17,001                        15,407
 3/31/2010                 18,334                        16,399
 4/30/2010                 18,027                        16,155
 5/31/2010                 15,909                        14,372
 6/30/2010                 15,615                        14,164
 7/31/2010                 17,581                        15,473
 8/31/2010                 16,718                        15,011
 9/30/2010                 18,504                        16,451
10/31/2010                 19,150                        17,037
11/30/2010                 18,172                        16,315
12/31/2010                 19,867                        17,629
 1/31/2011                 20,715                        18,009
 2/28/2011                 21,405                        18,676
 3/31/2011                 20,813                        18,302
 4/30/2011                 21,919                        19,299
 5/31/2011                 21,109                        18,727
 6/30/2011                 20,818                        18,460
 7/31/2011                 20,155                        18,156
 8/31/2011                 17,985                        16,621
 9/30/2011                 16,022                        14,952
10/31/2011                 17,559                        16,406
11/30/2011                 16,973                        15,648
12/31/2011                 16,509                        15,477
 1/31/2012                 17,622                        16,312
 2/29/2012                 18,543                        17,209
 3/31/2012                 18,383                        17,082
 4/30/2012                 17,718                        16,792
 5/31/2012                 15,530                        14,878
 6/30/2012                 16,626                        15,852
 7/31/2012                 16,560                        16,050
 8/31/2012                 17,239                        16,508
 9/30/2012                 17,847                        17,009
10/31/2012                 18,067                        17,128
11/30/2012                 18,353                        17,488
12/31/2012                 19,257                        18,017
 1/31/2013                 20,161                        18,903
 2/28/2013                 19,543                        18,715
 3/31/2013                 19,597                        18,863
 4/30/2013                 20,573                        19,722
 5/31/2013                 20,311                        19,281
 6/30/2013                 19,602                        18,558
 7/31/2013                 20,934                        19,546
 8/31/2013                 20,789                        19,294            Past performance is not predictive of
 9/30/2013                 22,331                        20,657            future performance.
10/31/2013                 23,109                        21,350
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          Average Annual         One         Five         Ten              redemption of fund shares.
          Total Return           Year        Years       Years
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                27.91%       12.54%      8.74%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
             -                                  ------------------

             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------

                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio's Performance Overview

LWAS/DFA International High Book to Market Portfolio

   The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2013, total returns were 27.91% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks outperformed large cap growth stocks during the period, the Master Fund's significantly greater exposure than the Index to these securities contributed to the Portfolio's relative outperformance relative to the Index. In particular, the Master Fund's greater exposure to stocks with lower valuations in the financial sector was beneficial as these names outperformed the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") also benefited relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                            Six Months Ended October 31, 2013
EXPENSE TABLES
                                                      Beginning  Ending              Expenses
                                                       Account  Account   Annualized   Paid
                                                        Value    Value     Expense    During
                                                      05/01/13  10/31/13    Ratio*   Period*
                                                      --------- --------- ---------- --------
LWAS/DFA International High Book to Market Portfolio
----------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,123.30    0.50%    $2.68
Hypothetical 5% Annual Return........................ $1,000.00 $1,022.68    0.50%    $2.55

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

                     Affiliated Investment Company. 100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                                   Value+
                                                                   ------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The DFA International Value Series of The DFA
      Investment Trust Company.................................. $77,999,284
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $62,477,211)........................................... $77,999,284
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated
 Investment Company) at Value.................................................................... $     77,999
Prepaid Expenses and Other Assets................................................................           11
                                                                                                  ------------
     Total Assets................................................................................       78,010
                                                                                                  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...........................................................................           77
  Due to Advisor.................................................................................            1
Accrued Expenses and Other Liabilities...........................................................           31
                                                                                                  ------------
     Total Liabilities...........................................................................          109
                                                                                                  ------------
NET ASSETS....................................................................................... $     77,901
                                                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................................................    8,200,958
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................................... $       9.50
                                                                                                  ============
Investment in Affiliated Investment Company at Cost.............................................. $     62,477
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $     58,879
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........           64
Accumulated Net Realized Gain (Loss).............................................................        3,426
Net Unrealized Foreign Exchange Gain (Loss)......................................................           10
Net Unrealized Appreciation (Depreciation).......................................................       15,522
                                                                                                  ============
NET ASSETS....................................................................................... $     77,901
                                                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................................................  200,000,000
                                                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

   Investment Income
     Dividends (Net of Foreign Taxes Withheld of $177)............. $ 2,311
     Income from Securities Lending................................     119
     Expenses Allocated from Affiliated Investment Company.........    (160)
                                                                    -------
        Total Investment Income....................................   2,270
                                                                    -------
   Expenses
     Administrative Services Fees..................................       7
     Accounting & Transfer Agent Fees..............................      19
     Shareholder Servicing Fees....................................     136
     Filing Fees...................................................      18
     Shareholders' Reports.........................................       6
     Directors'/Trustees' Fees & Expenses..........................       1
     Professional Fees.............................................       3
     Other.........................................................       1
                                                                    -------
        Total Expenses.............................................     191
                                                                    -------
     Net Investment Income (Loss)..................................   2,079
                                                                    -------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................   3,625
       Futures.....................................................     (14)
       Foreign Currency Transactions...............................     (20)
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  11,905
       Translation of Foreign Currency Denominated Amounts.........       6
                                                                    -------
     Net Realized and Unrealized Gain (Loss).......................  15,502
                                                                    -------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $17,581
                                                                    =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                          Year      Year
                                                                                         Ended     Ended
                                                                                        Oct. 31,  Oct. 31,
                                                                                          2013      2012
-                                                                                       --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $  2,079  $  2,343
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................    3,625     4,492
    Futures............................................................................      (14)       --
    Foreign Currency Transactions......................................................      (20)      (13)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................   11,905    (5,013)
    Translation of Foreign Currency Denominated Amounts................................        6        (3)
                                                                                        --------  --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   17,581     1,806
                                                                                        --------  --------
Distributions From:
  Net Investment Income................................................................   (2,242)   (2,327)
  Net Long-Term Gains..................................................................   (4,494)   (2,965)
                                                                                        --------  --------
     Total Distributions...............................................................   (6,736)   (5,292)
                                                                                        --------  --------
Capital Share Transactions (1):
  Shares Issued........................................................................    7,334     7,815
  Shares Issued in Lieu of Cash Distributions..........................................    5,799     4,540
  Shares Redeemed......................................................................  (12,977)  (14,825)
                                                                                        --------  --------
     Net Increase (Decrease) from Capital Share Transactions...........................      156    (2,470)
                                                                                        --------  --------
     Total Increase (Decrease) in Net Assets...........................................   11,001    (5,956)
Net Assets
  Beginning of Year....................................................................   66,900    72,856
                                                                                        --------  --------
  End of Year.......................................................................... $ 77,901  $ 66,900
                                                                                        ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................      869       997
  Shares Issued in Lieu of Cash Distributions..........................................      723       603
  Shares Redeemed......................................................................   (1,527)   (1,858)
                                                                                        --------  --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       65      (258)
                                                                                        ========  ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $     64  $    336

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                Year     Year     Year      Year     Year
                                                               Ended    Ended    Ended     Ended    Ended
                                                              Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                2013     2012     2011      2010     2009
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  8.22  $  8.68  $ 10.38   $  9.66  $ 11.40
                                                              -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.25     0.28     0.32      0.22     0.25
  Net Gains (Losses) on Securities (Realized and Unrealized).    1.87    (0.10)   (1.09)     0.79     2.14
                                                              -------  -------  -------   -------  -------
   Total from Investment Operations..........................    2.12     0.18    (0.77)     1.01     2.39
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.27)   (0.28)   (0.31)    (0.23)   (0.27)
  Net Realized Gains.........................................   (0.57)   (0.36)   (0.62)    (0.06)   (3.86)
                                                              -------  -------  -------   -------  -------
   Total Distributions.......................................   (0.84)   (0.64)   (0.93)    (0.29)   (4.13)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  9.50  $  8.22  $  8.68   $ 10.38  $  9.66
============================================================= ======== ======== ========  ======== ========
Total Return.................................................   27.91%    2.89%   (8.30)%   10.85%   34.92%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $77,901  $66,900  $72,856   $85,892  $85,504
Ratio of Expenses to Average Net Assets (B)..................    0.49%    0.50%    0.49%     0.50%    0.52%
Ratio of Net Investment Income to Average Net Assets.........    2.91%    3.49%    3.24%     2.29%    2.99%
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2013, the Portfolio owned 1% of the Series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended October 31, 2013, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF an effective annual rate of 0.19% of its average daily net assets:

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                    Increase       Increase
                                                       Increase    (Decrease)     (Decrease)
                                                      (Decrease) Undistributed   Accumulated
                                                       Paid-In   Net Investment  Net Realized
                                                       Capital       Income     Gains (Losses)
                                                      ---------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio.    $257        $(109)         $(148)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- ------
LWAS/DFA International High Book to Market Portfolio
2012.................................................     $2,327        $2,965     $5,292
2013.................................................      2,242         4,494      6,736

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- -----
LWAS/DFA International High Book to Market Portfolio.      $101          $156      $257

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                            Undistributed                                 Total Net
                                            Net Investment                              Distributable
                                              Income and   Undistributed   Unrealized     Earnings
                                              Short-Term     Long-Term    Appreciation  (Accumulated
                                            Capital Gains  Capital Gains (Depreciation)    Losses)
                                            -------------- ------------- -------------- -------------
LWAS/DFA International High Book to Market
  Portfolio................................      $266         $3,297        $15,465        $19,028

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2012, the Portfolio did not utilized capital loss carryforwards.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                              Net
                                                                                           Unrealized
                                                      Federal   Unrealized   Unrealized   Appreciation
                                                      Tax Cost Appreciation Depreciation (Depreciation)
                                                      -------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio. $62,544    $15,455         --         $15,455

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2013.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

H. Other:

   At October 31, 2013, two shareholders held approximately 96% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of LWAS/DFA International High Book to Market Portfolio and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                       [CHART]

                   The U.S. Large Cap             Russell 1000/R/
                      Value Series                  Value Index
                   ------------------             ---------------
10/31/2003              $10,000                       $10,000
11/30/2003               10,224                        10,136
12/31/2003               10,926                        10,760
01/31/2004               11,113                        10,950
02/29/2004               11,399                        11,184
03/31/2004               11,353                        11,086
04/30/2004               11,166                        10,815
05/31/2004               11,226                        10,925
06/30/2004               11,565                        11,183
07/31/2004               11,191                        11,026
08/31/2004               11,191                        11,182
09/30/2004               11,535                        11,356
10/31/2004               11,675                        11,544
11/30/2004               12,440                        12,128
12/31/2004               12,939                        12,534
01/31/2005               12,615                        12,311
02/28/2005               12,999                        12,719
03/31/2005               12,964                        12,545
04/30/2005               12,525                        12,320
05/31/2005               13,059                        12,617
06/30/2005               13,328                        12,755
07/31/2005               13,992                        13,124
08/31/2005               13,877                        13,067
09/30/2005               14,091                        13,250
10/31/2005               13,717                        12,914
11/30/2005               14,265                        13,336
12/31/2005               14,284                        13,416
01/31/2006               14,965                        13,937
02/28/2006               14,915                        14,022
03/31/2006               15,180                        14,212
04/30/2006               15,606                        14,573
05/31/2006               15,322                        14,205
06/30/2006               15,453                        14,295
07/31/2006               15,232                        14,643
08/31/2006               15,481                        14,888
09/30/2006               15,910                        15,185
10/31/2006               16,541                        15,682
11/30/2006               16,855                        16,040
12/31/2006               17,193                        16,400
01/31/2007               17,695                        16,610
02/28/2007               17,429                        16,351
03/31/2007               17,550                        16,603
04/30/2007               18,297                        17,217
05/31/2007               19,051                        17,838
06/30/2007               18,745                        17,421
07/31/2007               17,583                        16,616
08/31/2007               17,247                        16,802
09/30/2007               17,697                        17,379
10/31/2007               17,796                        17,381
11/30/2007               16,802                        16,531
12/31/2007               16,746                        16,371
01/31/2008               16,106                        15,716
02/29/2008               15,612                        15,057
03/31/2008               15,466                        14,944
04/30/2008               16,441                        15,673
05/31/2008               16,836                        15,648
06/30/2008               14,991                        14,150
07/31/2008               14,827                        14,099
08/31/2008               15,115                        14,339
09/30/2008               13,757                        13,285
10/31/2008               10,664                        10,985
11/30/2008                9,618                        10,198
12/31/2008                9,931                        10,339
01/31/2009                8,752                         9,150
02/28/2009                7,526                         7,928
03/31/2009                8,269                         8,606
04/30/2009                9,607                         9,528
05/31/2009               10,343                        10,117
06/30/2009               10,216                        10,042
07/31/2009               11,189                        10,864
08/31/2009               11,949                        11,433
09/30/2009               12,471                        11,874
10/31/2009               11,933                        11,511
11/30/2009               12,606                        12,160
12/31/2009               12,954                        12,375
01/31/2010               12,653                        12,027
02/28/2010               13,199                        12,407
03/31/2010               14,228                        13,214
04/30/2010               14,679                        13,556
05/31/2010               13,421                        12,442
06/30/2010               12,408                        11,742
07/31/2010               13,381                        12,536
08/31/2010               12,574                        12,000
09/30/2010               13,801                        12,931
10/31/2010               14,315                        13,319
11/30/2010               14,204                        13,248
12/31/2010               15,589                        14,294
01/31/2011               16,088                        14,617
02/28/2011               16,958                        15,156
03/31/2011               17,037                        15,217
04/30/2011               17,473                        15,622
05/31/2011               17,219                        15,457
06/30/2011               16,919                        15,140
07/31/2011               16,143                        14,638
08/31/2011               14,782                        13,724
09/30/2011               13,286                        12,687
10/31/2011               15,130                        14,139
11/30/2011               15,004                        14,066
12/31/2011               15,122                        14,350
01/31/2012               15,874                        14,893
02/29/2012               16,792                        15,486
03/31/2012               17,101                        15,945
04/30/2012               16,752                        15,783
05/31/2012               15,565                        14,857
06/30/2012               16,404                        15,595
07/31/2012               16,563                        15,756
08/31/2012               17,219                        16,098
09/30/2012               17,852                        16,609
10/31/2012               17,900                        16,528
11/30/2012               17,939                        16,521
12/31/2012               18,485                        16,862
01/31/2013               19,775                        17,958
02/28/2013               20,029                        18,216
03/31/2013               20,986                        18,937
04/30/2013               21,208                        19,224
05/31/2013               22,078                        19,717        Past performance is not predictive of
06/30/2013               21,833                        19,543        future performance.
07/31/2013               23,139                        20,599
08/31/2013               22,458                        19,817        The returns shown do not reflect the
09/30/2013               23,115                        20,314        deduction of taxes that a shareholder
10/31/2013               24,286                        21,203        would pay on fund distributions or the
                                                                     redemption of fund shares.
         Average Annual        One        Five        Ten
         Total Return          Year       Years      Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2013, all rights
                              35.68%      17.89%     9.28%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                      [CHART]

                The DFA International           MSCI World ex USA Index
                     Value Series                   (net dividends)
                ---------------------           -----------------------
10/31/2003             $10,000                          $10,000
11/30/2003              10,214                           10,227
12/31/2003              10,981                           11,011
 1/31/2004              11,262                           11,164
 2/29/2004              11,601                           11,421
 3/31/2004              11,782                           11,478
 4/30/2004              11,426                           11,178
 5/31/2004              11,542                           11,230
 6/30/2004              12,019                           11,489
 7/31/2004              11,575                           11,139
 8/31/2004              11,726                           11,185
 9/30/2004              12,101                           11,511
10/31/2004              12,564                           11,925
11/30/2004              13,498                           12,718
12/31/2004              14,170                           13,255
 1/31/2005              14,029                           12,994
 2/28/2005              14,584                           13,572
 3/31/2005              14,224                           13,264
 4/30/2005              13,792                           12,926
 5/31/2005              13,810                           12,950
 6/30/2005              14,031                           13,161
 7/31/2005              14,657                           13,586
 8/31/2005              15,140                           13,961
 9/30/2005              15,566                           14,599
10/31/2005              15,332                           14,127
11/30/2005              15,605                           14,501
12/31/2005              16,369                           15,173
 1/31/2006              17,487                           16,133
 2/28/2006              17,655                           16,079
 3/31/2006              18,400                           16,589
 4/30/2006              19,332                           17,382
 5/31/2006              18,549                           16,722
 6/30/2006              18,432                           16,700
 7/31/2006              18,716                           16,857
 8/31/2006              19,360                           17,336
 9/30/2006              19,628                           17,322
10/31/2006              20,499                           18,006
11/30/2006              21,181                           18,543
12/31/2006              22,007                           19,074
 1/31/2007              22,422                           19,191
 2/28/2007              22,402                           19,344
 3/31/2007              23,126                           19,840
 4/30/2007              24,293                           20,742
 5/31/2007              25,124                           21,203
 6/30/2007              24,941                           21,224
 7/31/2007              24,247                           20,931
 8/31/2007              23,975                           20,628
 9/30/2007              25,227                           21,800
10/31/2007              26,451                           22,748
11/30/2007              24,848                           21,858
12/31/2007              24,313                           21,447
 1/31/2008              22,343                           19,513
 2/29/2008              22,059                           19,867
 3/31/2008              22,323                           19,583
 4/30/2008              23,321                           20,672
 5/31/2008              23,332                           20,986
 6/30/2008              21,024                           19,354
 7/31/2008              20,429                           18,665
 8/31/2008              19,576                           17,943
 9/30/2008              17,289                           15,353
10/31/2008              12,954                           12,159
11/30/2008              12,159                           11,500
12/31/2008              13,079                           12,106
 1/31/2009              11,273                           10,976
 2/28/2009               9,888                            9,865
 3/31/2009              10,967                           10,515
 4/30/2009              12,988                           11,871
 5/31/2009              14,918                           13,373
 6/30/2009              14,691                           13,234
 7/31/2009              16,439                           14,477
 8/31/2009              17,381                           15,170
 9/30/2009              18,267                           15,796
10/31/2009              17,540                           15,543
11/30/2009              18,063                           15,927
12/31/2009              18,267                           16,181
 1/31/2010              17,211                           15,423
 2/28/2010              17,279                           15,407
 3/31/2010              18,642                           16,399
 4/30/2010              18,324                           16,155
 5/31/2010              16,178                           14,372
 6/30/2010              15,894                           14,164
 7/31/2010              17,881                           15,473
 8/31/2010              17,007                           15,011
 9/30/2010              18,835                           16,451
10/31/2010              19,493                           17,037
11/30/2010              18,517                           16,315
12/31/2010              20,242                           17,629
 1/31/2011              21,105                           18,009
 2/28/2011              21,809                           18,676
 3/31/2011              21,207                           18,302
 4/30/2011              22,343                           19,299
 5/31/2011              21,537                           18,727
 6/30/2011              21,241                           18,460
 7/31/2011              20,560                           18,156
 8/31/2011              18,358                           16,621
 9/30/2011              16,348                           14,952
10/31/2011              17,926                           16,406
11/30/2011              17,336                           15,648
12/31/2011              16,870                           15,477
 1/31/2012              18,006                           16,312
 2/29/2012              18,948                           17,209
 3/31/2012              18,789                           17,082
 4/30/2012              18,119                           16,792
 5/31/2012              15,883                           14,878
 6/30/2012              17,007                           15,852
 7/31/2012              16,939                           16,050
 8/31/2012              17,642                           16,508
 9/30/2012              18,267                           17,009
10/31/2012              18,494                           17,128
11/30/2012              18,789                           17,488
12/31/2012              19,709                           18,017
 1/31/2013              20,640                           18,903
 2/28/2013              20,015                           18,715
 3/31/2013              20,083                           18,863
 4/30/2013              21,071                           19,722
 5/31/2013              20,821                           19,281
 6/30/2013              20,083                           18,558
 7/31/2013              21,457                           19,546            Past performance is not predictive of
 8/31/2013              21,309                           19,294            future performance.
 9/30/2013              22,910                           20,657
10/31/2013              23,705                           21,350            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          Average Annual         One         Five         Ten              redemption of fund shares.
          Total Return           Year        Years       Years
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                28.18%       12.85%      9.01%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

U.S. Large Cap Value Series

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.68% for the Series and 28.29% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Series' higher weight contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
                                                ------------------

             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2013, total returns were 28.18% for the Series and 24.65% for the MSCI World ex USA Index (net dividends). The Series focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Series' significantly greater exposure than the Index to these securities contributed to the Series' outperformance relative to the Index. In particular, the Series' greater exposure to value stocks in the financial sector was beneficial as these names outperformed the Index. The Series' exclusion of real estate investment trusts ("REITs") also benefited the Series' relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index generally detracted from relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/13  10/31/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,145.10    0.11%    $0.59
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,125.00    0.22%    $1.18
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  12.6%
Consumer Staples.............................   7.5%
Energy.......................................  20.7%
Financials...................................  24.9%
Health Care..................................   8.0%
Industrials..................................  12.2%
Information Technology.......................   5.9%
Materials....................................   3.3%
Telecommunication Services...................   4.6%
Utilities....................................   0.3%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................   9.4%
Consumer Staples.............................   4.9%
Energy.......................................  12.7%
Financials...................................  36.7%
Health Care..................................   1.3%
Industrials..................................  10.4%
Information Technology.......................   3.7%
Materials....................................  10.9%
Other........................................    --
Telecommunication Services...................   7.1%
Utilities....................................   2.9%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................ 10,008,890 $  476,222,986            3.2%
    Comcast Corp. Special Class A........  3,819,364    176,836,553            1.2%
*   General Motors Co....................  3,555,515    131,376,279            0.9%
    Time Warner Cable, Inc...............  1,876,119    225,415,698            1.5%
    Time Warner, Inc.....................  4,974,348    341,936,681            2.3%
    Other Securities.....................               515,830,578            3.5%
                                                     --------------          ------
Total Consumer Discretionary.............             1,867,618,775           12.6%
                                                     --------------          ------
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co............  3,189,248    130,440,243            0.9%
    CVS Caremark Corp....................  7,147,441    444,999,677            3.0%
    Mondelez International, Inc. Class A.  9,025,752    303,626,297            2.0%
    Other Securities.....................               227,833,106            1.5%
                                                     --------------          ------
Total Consumer Staples...................             1,106,899,323            7.4%
                                                     --------------          ------
Energy -- (19.9%)
    Anadarko Petroleum Corp..............  2,511,077    239,280,527            1.6%
    Apache Corp..........................  1,526,796    135,579,485            0.9%
    Baker Hughes, Inc....................  1,673,042     97,187,010            0.6%
    Chevron Corp.........................  4,348,879    521,691,525            3.5%
    ConocoPhillips.......................  6,993,622    512,632,493            3.4%
    Devon Energy Corp....................  1,479,247     93,517,995            0.6%
    Hess Corp............................  1,606,476    130,445,851            0.9%
    Marathon Oil Corp....................  3,640,872    128,377,147            0.9%
    Marathon Petroleum Corp..............  1,791,952    128,411,280            0.9%
    National Oilwell Varco, Inc..........  1,816,355    147,451,699            1.0%
    Occidental Petroleum Corp............  1,521,584    146,193,791            1.0%
    Phillips 66..........................  2,926,797    188,573,531            1.3%
    Valero Energy Corp...................  2,806,975    115,563,161            0.8%
    Other Securities.....................               484,245,131            3.3%
                                                     --------------          ------
Total Energy.............................             3,069,150,626           20.7%
                                                     --------------          ------
Financials -- (23.9%)
    American International Group, Inc....  8,251,823    426,206,658            2.9%
    Bank of America Corp................. 39,239,978    547,790,093            3.7%
    Bank of New York Mellon Corp. (The)..  3,633,937    115,559,197            0.8%
    Capital One Financial Corp...........  1,875,702    128,804,456            0.9%
    Citigroup, Inc....................... 10,998,186    536,491,513            3.6%
    CME Group, Inc.......................  1,618,207    120,087,142            0.8%
    JPMorgan Chase & Co..................  5,379,341    277,251,235            1.9%
    Loews Corp...........................  2,050,343     99,052,070            0.7%
    MetLife, Inc.........................  5,110,004    241,754,289            1.6%
    Morgan Stanley.......................  7,883,626    226,496,575            1.5%
    Prudential Financial, Inc............  2,327,738    189,454,596            1.3%
    Other Securities.....................               785,679,755            5.2%
                                                     --------------          ------
Total Financials.........................             3,694,627,579           24.9%
                                                     --------------          ------
Health Care -- (7.7%)
    Aetna, Inc...........................  2,027,401    127,118,043            0.9%
*   Express Scripts Holding Co...........  2,283,090    142,738,787            1.0%
    Pfizer, Inc..........................  7,744,869    237,612,581            1.6%
    Thermo Fisher Scientific, Inc........  1,932,026    188,913,502            1.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Health Care -- (Continued)
      WellPoint, Inc.....................................   1,824,634 $   154,728,963            1.1%
      Other Securities...................................                 330,262,151            2.1%
                                                                      ---------------          ------
Total Health Care........................................               1,181,374,027            8.0%
                                                                      ---------------          ------
Industrials -- (11.7%)
      CSX Corp...........................................   5,687,103     148,205,904            1.0%
      Eaton Corp. P.L.C..................................   1,993,999     140,696,569            1.0%
      FedEx Corp.........................................     759,707      99,521,617            0.7%
      General Electric Co................................  17,056,602     445,859,576            3.0%
      Norfolk Southern Corp..............................   1,681,939     144,680,393            1.0%
      Northrop Grumman Corp..............................   1,364,645     146,712,984            1.0%
      Union Pacific Corp.................................   1,891,022     286,300,731            1.9%
      Other Securities...................................                 389,576,498            2.5%
                                                                      ---------------          ------
Total Industrials........................................               1,801,554,272           12.1%
                                                                      ---------------          ------
Information Technology -- (5.6%)
      Corning, Inc.......................................   5,599,861      95,701,624            0.7%
      Hewlett-Packard Co.................................   9,295,748     226,537,379            1.5%
*     Yahoo!, Inc........................................   3,936,872     129,641,195            0.9%
      Other Securities...................................                 418,199,608            2.8%
                                                                      ---------------          ------
Total Information Technology.............................                 870,079,806            5.9%
                                                                      ---------------          ------
Materials -- (3.1%)
      Freeport-McMoRan Copper & Gold, Inc................   3,340,516     122,797,368            0.8%
      International Paper Co.............................   2,043,676      91,168,386            0.6%
      Other Securities...................................                 270,895,902            1.9%
                                                                      ---------------          ------
Total Materials..........................................                 484,861,656            3.3%
                                                                      ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc..........................................  14,518,387     525,565,609            3.5%
      Other Securities...................................                 152,680,539            1.1%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 678,246,148            4.6%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  47,551,285            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,801,963,497           99.8%
                                                                      ---------------          ------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.073%. 110,063,812     110,063,812            0.7%
                                                                      ---------------          ------

                                                            Shares/
                                                             Face
                                                            Amount
                                                            -------         -                -
                                                             (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................  45,096,723     521,769,090            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,087,346,593)...............................               $15,433,796,399          104.0%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,867,618,775           --   --    $ 1,867,618,775
  Consumer Staples............   1,106,899,323           --   --      1,106,899,323
  Energy......................   3,069,150,626           --   --      3,069,150,626
  Financials..................   3,694,627,579           --   --      3,694,627,579
  Health Care.................   1,181,374,027           --   --      1,181,374,027
  Industrials.................   1,801,554,272           --   --      1,801,554,272
  Information Technology......     870,079,806           --   --        870,079,806
  Materials...................     484,861,656           --   --        484,861,656
  Telecommunication Services..     678,246,148           --   --        678,246,148
  Utilities...................      47,551,285           --   --         47,551,285
Temporary Cash Investments....     110,063,812           --   --        110,063,812
Securities Lending Collateral.              -- $521,769,090   --        521,769,090
                               --------------- ------------   --    ---------------
TOTAL......................... $14,912,027,309 $521,769,090   --    $15,433,796,399
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.6%)
     Suncorp Group, Ltd................ 3,736,013 $ 47,108,867            0.5%
     Wesfarmers, Ltd................... 2,755,622  111,820,231            1.3%
     Other Securities..................            279,564,385            3.2%
                                                  ------------          ------
 TOTAL AUSTRALIA.......................            438,493,483            5.0%
                                                  ------------          ------

 AUSTRIA -- (0.2%)
     Other Securities..................             16,529,353            0.2%
                                                  ------------          ------

 BELGIUM -- (1.2%)
     Other Securities..................            112,978,600            1.3%
                                                  ------------          ------

 CANADA -- (8.8%)
 #   Canadian Natural Resources, Ltd... 1,849,320   58,690,835            0.7%
 #   Magna International, Inc..........   583,936   49,458,004            0.6%
 #   Manulife Financial Corp........... 4,587,163   81,259,196            0.9%
 #   Sun Life Financial, Inc........... 1,446,869   48,735,471            0.6%
     Suncor Energy, Inc................ 3,750,370  136,288,802            1.6%
 #   Thomson Reuters Corp.............. 1,557,384   58,522,328            0.7%
     Other Securities..................            400,896,217            4.4%
                                                  ------------          ------
 TOTAL CANADA..........................            833,850,853            9.5%
                                                  ------------          ------

 DENMARK -- (1.5%)
     Other Securities..................            137,640,320            1.6%
                                                  ------------          ------

 FINLAND -- (0.9%)
     Other Securities..................             82,560,530            0.9%
                                                  ------------          ------

 FRANCE -- (9.7%)
     AXA SA............................ 4,004,754   99,780,178            1.1%
     BNP Paribas SA.................... 1,975,744  145,756,834            1.7%
     Cie de St-Gobain.................. 1,078,023   56,585,484            0.7%
     GDF Suez.......................... 3,247,971   80,496,939            0.9%
     Orange............................ 3,875,091   53,267,297            0.6%
     Societe Generale SA............... 1,823,515  103,009,458            1.2%
     Vivendi SA........................ 3,686,124   93,331,608            1.1%
     Other Securities..................            290,292,116            3.2%
                                                  ------------          ------
 TOTAL FRANCE..........................            922,519,914           10.5%
                                                  ------------          ------

 GERMANY -- (8.4%)
     Allianz SE........................   518,031   86,978,602            1.0%
     Allianz SE ADR.................... 2,811,910   47,324,445            0.5%
     Bayerische Motoren Werke AG.......   663,299   75,071,136            0.9%
     Daimler AG........................ 2,088,586  171,002,503            1.9%
     Deutsche Bank AG.................. 1,538,807   74,369,159            0.8%
 #   Deutsche Telekom AG Sponsored ADR. 3,074,385   48,544,539            0.6%
     E.ON SE........................... 3,638,090   66,316,888            0.8%
     Muenchener Rueckversicherungs AG..   395,244   82,460,652            0.9%
     Other Securities..................            143,842,565            1.6%
                                                  ------------          ------
 TOTAL GERMANY.........................            795,910,489            9.0%
                                                  ------------          ------

 GREECE -- (0.0%)
     Other Securities..................              4,734,900            0.1%
                                                  ------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   72,458,624            0.8%
    Other Securities........................               125,762,689            1.4%
                                                        --------------          ------
TOTAL HONG KONG.............................               198,221,313            2.2%
                                                        --------------          ------

IRELAND -- (0.1%)
    Other Securities........................                13,557,887            0.1%
                                                        --------------          ------

ISRAEL -- (0.3%)
    Other Securities........................                28,069,013            0.3%
                                                        --------------          ------

ITALY -- (1.5%)
    UniCredit SpA...........................  8,189,815     61,477,549            0.7%
    Other Securities........................                78,424,839            0.9%
                                                        --------------          ------
TOTAL ITALY.................................               139,902,388            1.6%
                                                        --------------          ------

JAPAN -- (17.7%)
    Mitsubishi Corp.........................  3,482,500     70,454,645            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    156,998,104            1.8%
    Mitsui & Co., Ltd.......................  4,220,700     60,296,595            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 18,537,940     61,185,438            0.7%
    NTT DOCOMO, Inc.........................  3,091,700     49,049,894            0.6%
    Other Securities........................             1,282,749,967           14.5%
                                                        --------------          ------
TOTAL JAPAN.................................             1,680,734,643           19.1%
                                                        --------------          ------

NETHERLANDS -- (3.1%)
*   ING Groep NV............................  6,479,202     82,335,806            0.9%
    Other Securities........................               207,395,423            2.4%
                                                        --------------          ------
TOTAL NETHERLANDS...........................               289,731,229            3.3%
                                                        --------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,293,702            0.1%
                                                        --------------          ------

NORWAY -- (0.7%)
    Other Securities........................                67,730,341            0.8%
                                                        --------------          ------

PORTUGAL -- (0.1%)
    Other Securities........................                 6,386,228            0.1%
                                                        --------------          ------

SINGAPORE -- (1.2%)
    Other Securities........................               109,323,500            1.2%
                                                        --------------          ------

SPAIN -- (2.3%)
    Banco Santander SA......................  8,832,930     78,306,244            0.9%
    Iberdrola SA............................  7,444,256     46,726,442            0.5%
    Other Securities........................                94,892,837            1.1%
                                                        --------------          ------
TOTAL SPAIN.................................               219,925,523            2.5%
                                                        --------------          ------

SWEDEN -- (2.8%)
    Nordea Bank AB..........................  5,366,449     68,644,974            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,374,169            0.7%
    Other Securities........................               138,816,259            1.5%
                                                        --------------          ------
TOTAL SWEDEN................................               263,835,402            3.0%
                                                        --------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------

SWITZERLAND -- (6.9%)
      Credit Suisse Group AG.........................................  1,928,358 $   59,987,253            0.7%
      Holcim, Ltd....................................................    887,877     66,039,798            0.8%
      Swiss Re AG....................................................  1,117,582     98,104,262            1.1%
      UBS AG.........................................................  6,496,062    125,640,734            1.4%
      Zurich Insurance Group AG......................................    269,917     74,584,331            0.9%
      Other Securities...............................................               232,054,236            2.6%
                                                                                 --------------          ------
TOTAL SWITZERLAND....................................................               656,410,614            7.5%
                                                                                 --------------          ------

UNITED KINGDOM -- (17.9%)
      Barclays P.L.C................................................. 14,540,536     61,178,709            0.7%
#     Barclays P.L.C. Sponsored ADR..................................  5,739,573     96,482,222            1.1%
      BP P.L.C. Sponsored ADR........................................  5,793,659    269,405,143            3.1%
      Glencore Xstrata P.L.C......................................... 15,896,454     86,511,958            1.0%
#     HSBC Holdings P.L.C. Sponsored ADR.............................  1,694,884     93,286,415            1.1%
      Kingfisher P.L.C...............................................  8,609,963     52,085,475            0.6%
*     Lloyds Banking Group P.L.C..................................... 82,680,839    102,259,365            1.2%
#     Royal Dutch Shell P.L.C. ADR...................................  3,323,210    231,029,559            2.6%
      Vodafone Group P.L.C........................................... 34,976,333    128,109,810            1.5%
      Vodafone Group P.L.C. Sponsored ADR............................  3,949,158    145,407,998            1.6%
      Other Securities...............................................               428,839,157            4.8%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................................             1,694,595,811           19.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             8,719,936,036           99.2%
                                                                                 --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities...............................................                23,753,308            0.3%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities...............................................                        --            0.0%
                                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................................                 1,906,872            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................................                 1,906,872            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund................................. 62,748,487    726,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $796,375 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $720,177) to be repurchased at
       $706,058......................................................       $706        706,056            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................               726,706,056            8.2%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,742,743,361)............................................              $9,472,302,272          107.7%
                                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    1,841,161 $  436,652,322   --    $  438,493,483
  Austria.....................             --     16,529,353   --        16,529,353
  Belgium.....................      3,382,426    109,596,174   --       112,978,600
  Canada......................    833,850,853             --   --       833,850,853
  Denmark.....................             --    137,640,320   --       137,640,320
  Finland.....................      1,950,990     80,609,540   --        82,560,530
  France......................      6,675,118    915,844,796   --       922,519,914
  Germany.....................    120,607,084    675,303,405   --       795,910,489
  Greece......................             --      4,734,900   --         4,734,900
  Hong Kong...................             --    198,221,313   --       198,221,313
  Ireland.....................      5,268,488      8,289,399   --        13,557,887
  Israel......................             --     28,069,013   --        28,069,013
  Italy.......................     18,295,120    121,607,268   --       139,902,388
  Japan.......................     67,433,792  1,613,300,851   --     1,680,734,643
  Netherlands.................     16,499,964    273,231,265   --       289,731,229
  New Zealand.................             --      6,293,702   --         6,293,702
  Norway......................        265,956     67,464,385   --        67,730,341
  Portugal....................             --      6,386,228   --         6,386,228
  Singapore...................             --    109,323,500   --       109,323,500
  Spain.......................     13,099,036    206,826,487   --       219,925,523
  Sweden......................     11,416,422    252,418,980   --       263,835,402
  Switzerland.................     90,293,410    566,117,204   --       656,410,614
  United Kingdom..............    926,568,412    768,027,399   --     1,694,595,811
Preferred Stocks
  Germany.....................             --     23,753,308   --        23,753,308
Rights/Warrants
  Hong Kong...................             --             --   --                --
  Spain.......................             --      1,906,872   --         1,906,872
Securities Lending Collateral.             --    726,706,056   --       726,706,056
                               -------------- --------------   --    --------------
TOTAL......................... $2,117,448,232 $7,354,854,040   --    $9,472,302,272
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                              The U.S.      The DFA
                                                                                             Large Cap   International
                                                                                            Value Series Value Series*
                                                                                            ------------ -------------
ASSETS:
Investments at Value (including $506,475 and $716,973 of securities on loan, respectively). $14,801,963   $8,745,596
Temporary Cash Investments at Value & Cost.................................................     110,064           --
Collateral Received from Securities on Loan at Value & Cost................................          --          706
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...................     521,769      726,000
Foreign Currencies at Value................................................................          --       24,350
Cash.......................................................................................          --       20,781
Receivables:
  Investment Securities Sold...............................................................      26,504        4,029
  Dividends, Interest and Tax Reclaims.....................................................      17,741       23,044
  Securities Lending Income................................................................         453          276
Prepaid Expenses and Other Assets..........................................................          --            1
                                                                                            -----------   ----------
     Total Assets..........................................................................  15,478,494    9,544,783
                                                                                            -----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................................     521,769      726,706
  Investment Securities Purchased..........................................................     115,461       23,813
  Due to Advisor...........................................................................       1,223        1,472
Unrealized Loss on Foreign Currency Contracts..............................................          --           17
Accrued Expenses and Other Liabilities.....................................................       1,053          645
                                                                                            -----------   ----------
     Total Liabilities.....................................................................     639,506      752,653
                                                                                            -----------   ----------
NET ASSETS................................................................................. $14,838,988   $8,792,130
                                                                                            ===========   ==========
Investments at Cost........................................................................ $ 9,455,514   $7,016,037
                                                                                            ===========   ==========
Foreign Currencies at Cost................................................................. $        --   $   24,526
                                                                                            ===========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                The U.S.      The DFA
                                                                               Large Cap   International
                                                                              Value Series Value Series
                                                                              ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $42 and $19,855, respectively).  $  262,650   $  256,899
  Interest...................................................................          56            6
  Income from Securities Lending.............................................       2,227       13,232
                                                                               ----------   ----------
     Total Investment Income.................................................     264,933      270,137
                                                                               ----------   ----------
Expenses
  Investment Advisory Services Fees..........................................      12,720       15,819
  Accounting & Transfer Agent Fees...........................................         850          542
  Custodian Fees.............................................................         121          810
  Shareholders' Reports......................................................          30           20
  Directors'/Trustees' Fees & Expenses.......................................         131           85
  Professional Fees..........................................................         431          236
  Other......................................................................         156          158
                                                                               ----------   ----------
     Total Expenses..........................................................      14,439       17,670
                                                                               ----------   ----------
  Fees Paid Indirectly.......................................................          --          (22)
                                                                               ----------   ----------
  Net Expenses...............................................................      14,439       17,648
                                                                               ----------   ----------
  Net Investment Income (Loss)...............................................     250,494      252,489
                                                                               ----------   ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................   1,042,669      394,216
    Futures..................................................................          --       (1,587)
    Foreign Currency Transactions*...........................................          --       (2,158)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................   2,531,751    1,329,657
    Translation of Foreign Currency Denominated Amounts......................          --          544
                                                                               ----------   ----------
  Net Realized and Unrealized Gain (Loss)....................................   3,574,420    1,720,672
                                                                               ----------   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..............  $3,824,914   $1,973,161
                                                                               ==========   ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                                   Year         Year         Year        Year
                                                                  Ended        Ended        Ended       Ended
                                                                 Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                                   2013         2012         2013        2012
                                                               -----------  -----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   250,494  $   212,847  $   252,489  $  260,321
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................   1,042,669      408,690      394,216     133,256
    Futures...................................................          --           --       (1,587)         --
    Foreign Currency Transactions*............................          --           --       (2,158)     (1,249)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   2,531,751    1,049,282    1,329,657    (157,327)
    Translation of Foreign Currency Denominated Amounts.......          --           --          544        (266)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   3,824,914    1,670,819    1,973,161     234,735
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................   1,639,135      505,769    1,055,913     699,069
  Withdrawals.................................................  (1,214,213)    (922,543)  (1,475,193)   (651,462)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     424,922     (416,774)    (419,280)     47,607
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................   4,249,836    1,254,045    1,553,881     282,342
Net Assets
  Beginning of Year...........................................  10,589,152    9,335,107    7,238,249   6,955,907
                                                               -----------  -----------  -----------  ----------
  End of Year................................................. $14,838,988  $10,589,152  $ 8,792,130  $7,238,249
                                                               ===========  ===========  ===========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                            The U.S. Large Cap Value Series+
                                                              ------------------------------------------------------------
                                                                  Year         Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2013         2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       35.68%       18.31%       5.69%      19.96%      11.90%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets......................        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.........        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate......................................          15%          10%         14%         28%         29%
----------------------------------------------------------------------------------------------------------------------------

                                                                          The DFA International Value Series+
                                                              -----------------------------------------------------------
                                                                 Year        Year         Year        Year        Year
                                                                Ended       Ended        Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets......................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate......................................         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                 -                                   ----------
                 The DFA International Value Series.    $22

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $336
                    The DFA International Value Series.  249

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
           -                                   ---------- ----------
           The U.S. Large Cap Value Series.... $2,846,229 $1,917,181
           The DFA International Value Series.  1,195,737  1,352,756

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                     Federal     Unrealized    Unrealized    Appreciation
                                     Tax Cost   Appreciation (Depreciation) (Depreciation)
                                    ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series.... $10,087,540  $5,403,680    $ (57,424)     $5,346,256
The DFA International Value Series.   7,749,972   2,159,515     (437,185)      1,722,330

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the

Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statement of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amount in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                              Realized Gain (Loss) on
                                          Derivatives Recognized in Income
                                          --------------------------------
                                                       Equity
                                                     Contracts
                                          --------------------------------
     The DFA International Value Series*.             $(1,587)

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.89%       $ 6,790         20        $ 4        $23,318
The DFA International Value Series.     0.90%        12,445         46         14         76,121

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. Securities Lending:

   As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $29,499 (in thousands). Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                Portfolios within the
      with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth    Length of Service           Overseen            Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                         investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of Chicago
Trustee of DFAITC and DEM.                                                 Booth School of Business (since 1965). Member
The University of Chicago                                                  and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                    trading exchange) (since 2004). Formerly, Director
Chicago, IL 60637                                                          of UNext, Inc. (1999-2006). Trustee, Harbor Fund
1939                                                                       (registered investment company) (30 Portfolios)
                                                                           (since 1994). Formerly, Member of the Board of
                                                                           Milwaukee Mutual Insurance Company
                                                                           (1997-2010).
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio Analysis,
                                                                           Inc. (software products) (1990-2010).
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG.                         investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM.                                                 Human Resources Management and Economics,
Stanford University                                                        Graduate School of Business, Stanford University
Graduate School of Business                                                (since 1995). Cornerstone Research (expert
518 Memorial Way                                                           testimony and economic and financial analysis)
Stanford, CA 94305-5015                                                    (since 2009). Formerly, Chairman of the President
1948                                                                       George W. Bush's Council of Economic Advisers
                                                                           (2006-2009). Formerly, Council of Economic
                                                                           Advisors, State of California (2005-2006).
                                                                           Formerly, Commissioner, White House Panel on
                                                                           Tax Reform (2005).
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980). Formerly,
                                                                           Director, Chicago Mercantile Exchange (2001-
                                                                           2008).
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of Chicago
Trustee of DFAITC and DEM.                                                 Booth School of Business (since 1980). Co-
The University of Chicago                                                  Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as HON
Chicago, IL 60637                                                          Industries Inc.) (office furniture) (since 2000).
1953                                                                       Director, Ryder System Inc. (transportation,
                                                                           logistics and supply-chain management) (since
                                                                           2003). Trustee, UBS Funds (4 investment
                                                                           companies within the fund complex) (52 portfolios)
                                                                           (since 2009).

        Name, Position                                  Portfolios within the  Principal Occupation(s) During Past 5 Years
        with the Fund,           Term of Office/1/ and  DFA Fund Complex/2/    and Other Directorships of Public Companies
   Address and Year of Birth      Length of Service           Overseen                             Held
----------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
----------------------------------------------------------------------------------------------------------------------------
David G. Booth                     Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and
Chairman, Director, Co-Chief                            investment companies   Co-Chief Executive Officer (since January
Executive Officer and President                                                2010) of Dimensional Holdings Inc.,
of DFAIDG and DIG.                                                             Dimensional Fund Advisors LP, DFA Securities
Chairman, Trustee, Co-Chief                                                    LLC, DEM, DFAIDG, DIG and DFAITC. Director
Executive Officer and President                                                of Dimensional Fund Advisors Ltd.,
of DFAITC and DEM.                                                             Dimensional Funds PLC, Dimensional Funds II
6300 Bee Cave Road,                                                            PLC, DFA Australia Limited, Dimensional
Building One                                                                   Cayman Commodity Fund I Ltd., Dimensional
Austin, Texas 78746                                                            Japan Ltd. and Dimensional Advisors Ltd.
1946                                                                           Chairman, Director and Co-Chief Executive
                                                                               Officer of Dimensional Fund Advisors Canada
                                                                               ULC. President, Dimensional SmartNest (US)
                                                                               LLC. Limited Partner, Oak Hill Partners
                                                                               (since 2001) and VSC Investors, LLC (since
                                                                               2007). Trustee, The University of Chicago.
                                                                               Trustee, University of Kansas Endowment
                                                                               Association. Formerly, Chief Executive
                                                                               Officer (until 2010) and Chief Investment
                                                                               Officer (2003-2007) of Dimensional Fund
                                                                               Advisors LP, DFA Securities LLC, DEM,
                                                                               DFAIDG, DIG , DFAITC, Dimensional Holdings
                                                                               Inc. Formerly, Chief Investment Officer of
                                                                               Dimensional Fund Advisors Ltd. Formerly,
                                                                               President and Chief Investment Officer of
                                                                               DFA Australia Limited. Formerly, Director,
                                                                               SA Funds (registered investment company).
----------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto                 Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January
Director, Co-Chief Executive                            investment companies   2010), Chief Investment Officer (since March
Officer and Chief Investment                                                   2007) and Director/Trustee of Dimensional
Officer of DFAIDG and DIG.                                                     Holdings Inc., Dimensional Fund Advisors LP,
Trustee, Co-Chief Executive                                                    DFA Securities LLC, DEM, DFAIDG, DIG, DFAITC
Officer and Chief Investment                                                   and Dimensional Cayman Commodity Fund I Ltd.
Officer of DFAITC and DEM.                                                     Director, Co-Chief Executive Officer,
6300 Bee Cave Road,                                                            President and Chief Investment Officer of
Building One                                                                   Dimensional Fund Advisors Canada ULC. Chief
Austin, TX 78746                                                               Investment Officer, Vice President and
1967                                                                           Director of DFA Australia Limited. Director
                                                                               of Dimensional Fund Advisors Ltd.,
                                                                               Dimensional Funds PLC, Dimensional Funds II
                                                                               PLC, Dimensional Japan Ltd. and Dimensional
                                                                               Advisors Ltd., Formerly President of
                                                                               Dimensional Holdings Inc, Dimensional Fund
                                                                               Advisors LP, DFA Securities LLC, DEM,
                                                                               DFAIDG, DIG, DFAITC and Dimensional Fund
                                                                               Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                        Term of Office/1/
     Name, Position with the Fund        and Length of
          and Year of Birth                 Service                    Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------------
                                                          Officers
-------------------------------------------------------------------------------------------------------------------------------
April A. Aandal                            Since 2008      Vice President of all the DFA Entities.
Vice President
1963
-------------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                           Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                             Business Development at Capson Physicians Insurance Company
1974                                                       (2010-2012); Vice President at Charles Schwab (2007-2010).
-------------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                            Since 2005      Vice President of all the DFA Entities.
Vice President
1966
-------------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                           Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                             Director of DFAL (since September 2013).
1955
-------------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                          Since 2007      Vice President of all the DFA Entities.
Vice President
1968
-------------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                           Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant Secretary                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
1967                                                       Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
                                                           Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                           Assistant Secretary of Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------------
David P. Butler                            Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                             Services of Dimensional (since 2008).
1964
-------------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                          Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                             for Dimensional (December 2010-January 2012); Regional Director
1970                                                       at Russell Investments (April 2006-December 2010).
-------------------------------------------------------------------------------------------------------------------------------
James G. Charles                           Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                             for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                                       Manager at American Century Investments (2001-2008).
-------------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                              Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                             Management of Dimensional (since March 2012). Sr. Portfolio
1966                                                       Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                           Manager for Dimensional (October 2005-January 2012).
-------------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                           Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                             Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                                       North America (since March 2012). Formerly, Head of Portfolio
                                                           Management of Dimensional (January 2006-March 2012).
-------------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                               Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                             Dimensional (since September 2011). Formerly, Vice President at
1971                                                       MullinTBG 92005-2011).
-------------------------------------------------------------------------------------------------------------------------------
Ryan Cooper                                Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                             Dimensional (since 2003).
1979
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell                         Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                             for Dimensional (August 2002-January 2012).
1976

                                        Term of Office/1/
     Name, Position with the Fund        and Length of
          and Year of Birth                 Service                    Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                          Since 2007      Vice President of all the DFA Entities.
Vice President
1949
-------------------------------------------------------------------------------------------------------------------------------
George H. Crane                            Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                             President and Managing Director at State Street Bank & Trust
1955                                                       Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                     Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                            Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                         and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                       Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------------
James L. Davis                             Since 1999      Vice President of all the DFA Entities.
Vice President
1956
-------------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                            Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                             Dimensional Fund Advisors Canada ULC.
1957
-------------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                           Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                             Dimensional (since August 2008).
1972
-------------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                         Since 2001      Vice President of all the DFA Entities.
Vice President
1970
-------------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                         Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant Secretary                     DFA Australia Limited.
1965
-------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                        Since 2004      Vice President of all the DFA Entities.
Vice President
1971
-------------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                             Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                             Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                       Manager of Dimensional (since January 2012).
-------------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                          Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                             for Dimensional (since June 2006).
1970
-------------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                           Since 2007      Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                             Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                             at BlackRock (2004-January 2012).
1968
-------------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                              Since 2000      Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
John T. Gray                               Since 2007      Vice President of all the DFA Entities.
Vice President
1974
-------------------------------------------------------------------------------------------------------------------------------
Christian Gunther                          Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                             Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                       Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                           (2008-2009); Trader for Dimensional (2004-2008).
-------------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                             Since 2007      Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                         Since 2005      Vice President and Fund Controller of all the DFA Entities
Vice President and Fund Controller                         Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                       Japan Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight                             Since 2005      Vice President of all the DFA Entities.
Vice President
1967

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho              Since 2004      Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath           Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine            Since 2013      Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                 Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones             Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating           Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper             Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner            Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn              Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich           Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski          Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad             Since 2011      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane              Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao               Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso             Since 2013      Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).
----------------------------------------------------------------------------------------------------------------------
    Juliet H. Lee                Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971

                                         Term of Office/1/
     Name, Position with the Fund         and Length of
           and Year of Birth                 Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                            Since 2011        Vice President of all the DFA Entities. Formerly, Research
Vice President                                              Associate for Dimensional (July 2008-2010).
1980
---------------------------------------------------------------------------------------------------------------------------------
John B. Lessley                           Since 2013        Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (since January 2008).
1960
---------------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                         Since 2009        Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (since February 2004).
1969
---------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                         Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Counsel for Dimensional (since September
1972                                                        2006).
---------------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                          Since 2013        Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (Since August 2010). Formerly, Vice President, Sales
1971                                                        and Business Development at AdvisorsIG (PPMG) (2009- 2010);
                                                            Vice President at Credit Suisse (2007-2009).
---------------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                           Since 2008        Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                             Resources of Dimensional.
Human Resources
1970
---------------------------------------------------------------------------------------------------------------------------------
David R. Martin                           Since 2007        Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial Officer                     Entities. Director, Vice President, Chief Financial Officer and
and Treasurer                                               Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
1956                                                        Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                            Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                            Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                            President of Dimensional SmartNest (US) LLC, and Dimensional
                                                            Cayman Commodity Fund I Ltd. Director of Dimensional Funds
                                                            PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                            Dimensional Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                         Since 2013        Vice President of all the DFA Entities. Client Service Manager for
Vice President                                              Dimensional (Since 2012). Formerly, Regional Director for
1978                                                        Dimensional (2008-2011; Senior Associate at Dimensional (2007-
                                                            2010).
---------------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                        Since 2013        Vice President of all the DFA Entities. Manager, Investment
Vice President                                              Systems at Dimensional (Since 2011). Formerly, Project Manager
1971                                                        for Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                       Vice President    Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary              since 1997 and    President and Secretary of DFA Australia Limited and Dimensional
1964                                      Secretary         Fund Advisors Ltd. (since February 2002, April 1997 and May 2002,
                                          since 2000        respectively). Vice President and Secretary of Dimensional Fund
                                                            Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                            (US) LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                            Dimensional Japan Ltd. (since February 2012), Dimensional
                                                            Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte.
                                                            Ltd. (since June 2012) and Dimensional Hong Kong Limited (since
                                                            August 2012). Director, Dimensional Funds PLC and Dimensional
                                                            Funds II PLC (since 2002 and 2006, respectively). Director of
                                                            Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                            Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                            August 2012 and July 2012).
---------------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                           Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                              Dimensional (2008-2010).
1964
---------------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                      Since 2012        Vice President of all DFA Entities. Deputy Chief Compliance Officer
Vice President                                              of Dimensional (since December 2012). Formerly Chief Compliance
1961                                                        Officer of Wellington Management Company, LLP (2004-2011).
---------------------------------------------------------------------------------------------------------------------------------
Carolyn L. O                              Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Deputy General Counsel, Funds (since
1974                                                        2011). Counsel for Dimensional (2007-2011).

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly           Since 2007      Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki                Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak            Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre               Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha              Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                     Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall          Since 2008      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier               Since 2013      Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova             Since 2012      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez          Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft                Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi            Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons             Since 2009      Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith              Since 2011      Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith               Since 2004      Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956
-----------------------------------------------------------------------------------------------------------------------
    Carl G. Snyder               Since 2000      Vice President of all the DFA Entities.
    Vice President
    1963

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth            Since 2004      Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman            Since 2004      Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


   For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                            Qualifying
                                        Net                                                For Corporate
                                    Investment    Short-Term     Long-Term                   Dividends   Qualifying     U.S.
                                      Income     Capital Gain  Capital Gain      Total       Received     Dividend   Government
Dimensional Investment Group Inc.  Distributions Distributions Distributions Distributions Deduction (1) Income (2) Interest (3)
---------------------------------  ------------- ------------- ------------- ------------- ------------- ---------- ------------
  LWAS/DFA U.S. High Book to
    Market Portfolio..............      80%           --            20%           100%          100%        100%         --
  LWAS/DFA Two-Year Fixed
    Income Portfolio..............      40%           53%            7%           100%           --          --          14%
  LWAS/DFA Two-Year
    Government Portfolio..........      11%           87%            3%           100%           --          --          37%

DFA Investment Dimensions Group
Inc.
-------------------------------
  LWAS/DFA International High
    Book to Market Portfolio......      33%           --            66%           100%          100%        100%         --

                                                                    Qualifying
                                                                      Short-
                                    Foreign    Foreign   Qualifying    Term
                                      Tax       Source    Interest   Capital
Dimensional Investment Group Inc.  Credit (4) Income (5) Income (6)  Gain (7)
---------------------------------  ---------- ---------- ---------- ----------
  LWAS/DFA U.S. High Book to
    Market Portfolio..............     --         --        100%       100%
  LWAS/DFA Two-Year Fixed
    Income Portfolio..............     --         --        100%       100%
  LWAS/DFA Two-Year
    Government Portfolio..........     --         --        100%       100%

DFA Investment Dimensions Group
Inc.
-------------------------------
  LWAS/DFA International High
    Book to Market Portfolio......      8%       100%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied for LWAS/DFA Two-Year Fixed Income Portfolio to permit exemption of these amounts from state income for this fund.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-003A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA Investment Dimensions Group Inc.
Dimensional Retirement Equity Fund II
Dimensional Retirement Fixed Income Fund II
Dimensional Retirement Fixed Income Fund III

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   4
           Disclosure of Fund Expenses.............................   8
           Disclosure of Portfolio Holdings........................  10
           Schedules of Investments
               Dimensional Retirement Equity Fund II...............  11
               Dimensional Retirement Fixed Income Fund II.........  12
               Dimensional Retirement Fixed Income Fund III........  13
           Statements of Assets and Liabilities....................  14
           Statements of Operations................................  15
           Statements of Changes in Net Assets.....................  16
           Financial Highlights....................................  17
           Notes to Financial Statements...........................  18
           Report of Independent Registered Public Accounting Firm.  25
        Fund Management............................................  26
        Voting Proxies on Fund Portfolio Securities................  35
        Notice to Shareholders.....................................  36

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.
^^   Face Amount of security is not adjusted for inflation.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(C)  Annualized.
(D)  Non-Annualized.
(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DIMENSIONAL RETIREMENT EQUITY FUND II VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
March 7, 2012-October 31, 2013

                                    [CHART]

Growth of $10,000

              Dimensional Retirement        MSCI All Country World Index
                 Equity Fund II                  (net dividends)
            ---------------------------    -----------------------------
03/2012             $10,000                           $10,000
03/2012              10,170                            10,286
04/2012              10,050                            10,169
05/2012               9,400                             9,257
06/2012               9,822                             9,714
07/2012               9,913                             9,847
08/2012              10,175                            10,061
09/2012              10,465                            10,378
10/2012              10,354                            10,309
11/2012              10,425                            10,441
12/2012              10,644                            10,677
01/2013              11,175                            11,169
02/2013              11,266                            11,167
03/2013              11,598                            13,372
04/2013              11,843                            11,697
05/2013              11,986                            11,664
06/2013              11,754                            11,324
07/2013              12,382                            11,866               Past performance is not predictive of
08/2013              12,053                            11,618               future performance.
09/2013              12,609                            12,219
10/2013              13,125                            12,710               The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          Average Annual         One           From                         redemption of fund shares.
          Total Return           Year        3/7/2012
          --------------------------------------------------                MSCI data copyright MSCI 2013, all
                                26.77%        17.90%                        rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL RETIREMENT FIXED INCOME FUND II VS.
BARCLAYS U.S. TREASURY INFLATION PROTECTED SECURITIES (TIPS) INDEX (SERIES-L) May 16, 2012-October 31, 2013

                                    [CHART]

Growth of $10,000

                                       Barclays U.S. Treasury Inflation
             Dimensional Retirement      Protected Securities (TIPS)
              Fixed Income Fund II            Index (Series-L)
            ------------------------   ---------------------------------
05/2012            $10,000                        $10,000
05/2012             10,070                         10,117
06/2012             10,015                         10,061
07/2012             10,166                         10,252
08/2012             10,146                         10,222
09/2012             10,217                         10,274
10/2012             10,287                         10,363
11/2012             10,328                         10,413
12/2012             10,262                         10,345
01/2013             10,190                         10,275
02/2013             10,201                         10,278
03/2013             10,221                         10,307
04/2013             10,303                         10,389
05/2013              9,864                          9,936
06/2013              9,864                          9,936
07/2013              9,449                          9,580                   Past performance is not predictive of
08/2013              9,357                          9,510                   future performance.
09/2013              9,553                          9,648
10/2013              9,574                          9,701                   The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          Average Annual         One           From                         redemption of fund shares.
          Total Return           Year        5/16/2012
          ---------------------------------------------------               Barclays data provided by Barclays
                                -6.94%        -2.94%                        Bank PLC.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DIMENSIONAL RETIREMENT FIXED INCOME FUND III VS.
CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX, 20+ YEARS
March 7, 2012-October 31, 2013

                                     [CHART]

Growth of $10,000

              Dimensional Retirement        Citi US Inflation-Linked
              Fixed Income Fund III         Securities Index, 20+ Years
            ---------------------------    -----------------------------
03/2012             $10,000                           $10,000
03/2012               9,770                             9,821
04/2012              10,310                            10,266
05/2012              10,890                            10,921
06/2012              10,751                            10,847
07/2012              11,403                            11,424
08/2012              11,152                            11,175
09/2012              11,092                            11,148
10/2012              11,423                            11,432
11/2012              11,464                            11,528
12/2012              11,239                            11,314
01/2013              10,847                            10,952
02/2013              10,817                            10,947
03/2013              10,666                            10,809
04/2013              11,159                            11,318
05/2013               9,842                            10,024
06/2013               9,044                             9,391
07/2013               9,014                             9,290               Past performance is not predictive of
08/2013               8,659                             9,022               future performance.
09/2013               8,881                             9,195
10/2013               8,963                             9,258               The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          Average Annual         One            From                        redemption of fund shares.
          Total Return           Year         3/7/2012
          ---------------------------------------------------               Citigroup bond indices copyright 2013
                                -21.54%        -6.41%                       by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------
                                                U.S. Dollar Return
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap
                                                     Local Currency Return U.S. Dollar Return
-                                                    --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------
                                                  U.S. Dollar Return
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 Months Ended October 31, 2013
                          --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Currency Return U.S. Dollar Return
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

 Dimensional Retirement Equity Fund II       12 Months Ended October 31, 2013

   The Dimensional Retirement Equity Fund II seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"). As of the date of this report, the Fund's investments include the U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, International Core Equity Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity Portfolio, and The Emerging Markets Series (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds held approximately 11,900 equity securities in 44 countries.

   For the 12 months ended October 31, 2013, total returns were 26.77% for the Fund and 23.29% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. The Fund had greater exposure than the Index to value stocks, as measured by book-to-market ratio, and greater exposure to U.S. stocks. This emphasis on small cap and value, particularly in the U.S., was primarily responsible for the Fund's outperformance relative to the Index as small cap stocks and value stocks generally outperformed during the period. The Fund had less exposure than the Index to emerging markets, which benefited the Fund's relative performance as emerging markets generally underperformed during the period.

 Fixed Income Market Review                  12 Months Ended October 31, 2013

   U.S. and developed international fixed income markets generally experienced rising interest rates for the year ended October 31, 2013. Throughout the year the U.S. Federal Reserve and other major central banks maintained historically low target short-term rates. This combination led to steepening yield curves in much of the developed world. On average, investment grade credit did well for the year, outperforming government bonds of similar duration. The one-month Treasury bill yield finished the fiscal year at 0.03%, while the yield on 10-year U.S. Treasury notes increased to 2.56%.

                                       October 31, 2013 October 31, 2012 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.03%            0.09%       -0.06%
 Ten-Year U.S. Treasury Notes (yield).      2.56%            1.69%        0.87%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2013, total returns were 0.10 % for three-month U.S. Treasury bills, -0.74% for five-year U.S. Treasury notes, and -11.69% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward-sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable credit approach continued to take market-like credit risk, reflecting a wide credit spread environment.

Dimensional Retirement Fixed Income Fund II

   The Dimensional Retirement Fixed Income Fund II seeks to provide total return comprised of income and capital appreciation consistent with inflation-protected instruments. The Advisor will generally purchase shares of the DFA Inflation-Protected Securities Portfolio, DFA One-Year Fixed Income Portfolio, and the Dimensional Retirement Fixed Income Fund III (collectively, the "Underlying Funds"). The average maturity of the Fund, based on the market value-weighted average holdings of the Underlying Funds, decreased to 8.42 years on October 31, 2013, from 9.03 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were -6.94% for the Portfolio and -6.39% for the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Fund's average allocation during the period was approximately 89% in the DFA Inflation-Protected Securities Portfolio, 8% in the DFA One-Year Fixed Income Portfolio, and 3% in the Dimensional Retirement Fixed Income Fund III. The Fund's underperformance was primarily due to structural differences with the Index. The Underlying Fund's much lower allocation to short-term securities, which generally outperformed intermediate and long-term securities during the period of rising real interest rates, contributed to the underperformance of the Fund as compared to the Index.

 Dimensional Retirement Fixed Income
 Fund III                                    12 Months Ended October 31, 2013

   The Dimensional Retirement Fixed Income Fund III seeks to provide total return comprised of income and capital appreciation consistent with long-term inflation protection from investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities greater than ten years. The average maturity of the Fund decreased to 28.72 years on October 31, 2013, from 29.06 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were -21.54% for the Fund and -19.02% for the Citigroup U.S. Inflation-Linked Securities Index, 20+ Years. The Fund's duration was approximately three years longer than the Index. The Fund underperformed as the long end of the real rate curve experienced an increase in rates of approximately 100 basis points.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2013
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/13  10/31/13    Ratio*   Period*
                                               --------- --------- ---------- --------
Dimensional Retirement Equity Fund II**
---------------------------------------
Actual Fund Return............................ $1,000.00 $1,108.30    0.40%    $2.13
Hypothetical 5% Annual Return................. $1,000.00 $1,023.19    0.40%    $2.04

Dimensional Retirement Fixed Income Fund II**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  929.30    0.40%    $1.95
Hypothetical 5% Annual Return................. $1,000.00 $1,023.19    0.40%    $2.04

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              05/01/13  10/31/13    Ratio*   Period*
                                              --------- --------- ---------- --------
Dimensional Retirement Fixed Income Fund III
--------------------------------------------
Actual Fund Return........................... $1,000.00 $  803.20    0.40%    $1.82
Hypothetical 5% Annual Return................ $1,000.00 $1,023.19    0.40%    $2.04

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

FUNDS OF FUNDS

                                               Affiliated Investment Companies
                                               -------------------------------
  Dimensional Retirement Equity Fund II.......              100.0%
  Dimensional Retirement Fixed Income Fund II.              100.0%

FIXED INCOME PORTFOLIO

   Dimensional Retirement Fixed Income Fund III
Government................................... 100.0%
                                              -----
                                              100.0%

                     DIMENSIONAL RETIREMENT EQUITY FUND II

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                            Shares   Value+
                                                            ------ ----------
  AFFILIATED INVESTMENT COMPANIES -- (99.4%)
  Investment in U.S. Large Company Portfolio of
    Dimensional Investment Group Inc....................... 46,232 $  641,245
  Investment in U.S. Core Equity 1 Portfolio of
    DFA Investment Dimensions Group Inc.................... 40,597    638,990
  Investment in Large Cap International Portfolio of
    DFA Investment Dimensions Group Inc.................... 11,641    258,425
  Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc....................  7,606     95,608
  Investment in The Emerging Markets Series of
    The DFA Investment Trust Company.......................            66,405
  Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc....................  1,482     29,775
                                                                   ----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $1,486,445)...................................         1,730,448
                                                                   ----------

  TEMPORARY CASH INVESTMENTS -- (0.6%)
  State Street Institutional Liquid Reserves, 0.073%
    (Cost $9,888)..........................................  9,888      9,888
                                                                   ----------
     TOTAL INVESTMENTS -- (100.0%)
       (Cost $1,496,333)...................................        $1,740,336
                                                                   ==========

Summary of the Fund's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      -------------------------------------
                                       Level 1      Level 2 Level 3   Total
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $1,730,448      --      --    $1,730,448
     Temporary Cash Investments......      9,888      --      --         9,888
                                      ----------      --      --    ----------
     TOTAL........................... $1,740,336      --      --    $1,740,336
                                      ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL RETIREMENT FIXED INCOME FUND II

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                               Shares    Value+
                                                               ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 133,707 $1,583,096
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................  12,087    124,858
Investment in Dimensional Retirement Fixed Income Fund III of
  DFA Investment Dimensions Group Inc.........................   4,602     40,500
                                                                       ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,749,764)........................................          1,748,454
                                                                       ----------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.073%
  (Cost $5,389)...............................................   5,389      5,389
                                                                       ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,755,153)........................................         $1,753,843
                                                                       ==========

Summary of the Fund's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      -------------------------------------
                                       Level 1      Level 2 Level 3   Total
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $1,748,454      --      --    $1,748,454
     Temporary Cash Investments......      5,389      --      --         5,389
                                      ----------      --      --    ----------
     TOTAL........................... $1,753,843      --      --    $1,753,843
                                      ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

                 DIMENSIONAL RETIREMENT FIXED INCOME FUND III

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                    Face
                                                  Amount^^   Value+
                                                  -------- ----------
                                                   (000)
           U.S. TREASURY OBLIGATIONS -- (100.0%)
           Treasury Inflation Protected Security
             0.750%, 02/15/42....................   $654   $  563,815
             0.625%, 02/15/43....................    960      793,404
                                                           ----------
           TOTAL U.S. TREASURY OBLIGATIONS.......           1,357,219
                                                           ----------
           TOTAL INVESTMENTS -- (100.0%)
            (Cost $1,625,386)....................          $1,357,219
                                                           ==========

Summary of the Fund's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                   -------------------------------------
                                   Level 1     Level 2   Level 3   Total
                                   -------    ---------- ------- ----------
        U.S. Treasury Obligations.   --       $1,357,219   --    $1,357,219
                                     --       ----------   --    ----------
        TOTAL.....................   --       $1,357,219   --    $1,357,219
                                     ==       ==========   ==    ==========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                                    Dimensional   Dimensional
                                                                      Dimensional    Retirement    Retirement
                                                                       Retirement   Fixed Income  Fixed Income
                                                                     Equity Fund II   Fund II       Fund III
                                                                     -------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............  $      1,730  $      1,748            --
Investments at Value................................................            --            --  $      1,357
Temporary Cash Investments at Value & Cost..........................            10             5            --
Cash................................................................            --            --             9
Receivables:
  Interest..........................................................            --            --             2
  Fund Shares Sold..................................................             1            --             3
  From Advisor......................................................             2            --             2
Prepaid Expenses and Other Assets...................................             4             5             5
                                                                      ------------  ------------  ------------
     Total Assets...................................................         1,747         1,758         1,378
                                                                      ------------  ------------  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed..............................................             1            --            --
  Due to Advisor....................................................            --             5            --
Accrued Expenses and Other Liabilities..............................            18            15             3
                                                                      ------------  ------------  ------------
     Total Liabilities..............................................            19            20             3
                                                                      ------------  ------------  ------------
NET ASSETS..........................................................  $      1,728  $      1,738  $      1,375
                                                                      ============  ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................       135,902       186,387       156,229
                                                                      ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..............................................................  $      12.71  $       9.32  $       8.80
                                                                      ============  ============  ============
Investments in Affiliated Investment Companies at Cost..............  $      1,486  $      1,750  $         --
                                                                      ------------  ------------  ------------
Investments at Cost.................................................  $         --  $         --  $      1,625
                                                                      ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $      1,463  $      1,761  $      1,943
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................            --            --             4
Accumulated Net Realized Gain (Loss)................................            21           (21)         (304)
Net Unrealized Appreciation (Depreciation)..........................           244            (2)         (268)
                                                                      ------------  ------------  ------------
NET ASSETS..........................................................  $      1,728  $      1,738  $      1,375
                                                                      ============  ============  ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   100,000,000   100,000,000   100,000,000
                                                                      ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)


                                                                                            Dimensional  Dimensional
                                                                              Dimensional    Retirement   Retirement
                                                                              Retirement    Fixed Income Fixed Income
                                                                            Equity Fund II*   Fund II      Fund III
                                                                            --------------- ------------ ------------
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends................................................................      $  1             --           --
  Income Distributions.....................................................        24           $  6           --
                                                                                 ----           ----        -----
     Total Net Investment Income Received from Affiliated Investment
      Companies............................................................        25              6           --
                                                                                 ----           ----        -----
Fund Investment Income
  Interest.................................................................        --             --        $  39
                                                                                 ----           ----        -----
     Total Fund Investment Income..........................................        --             --           39
                                                                                 ----           ----        -----
Fund Expenses
  Investment Advisory Services Fees........................................         3              1            6
  Accounting & Transfer Agent Fees.........................................        22             21           13
  Custodian Fees...........................................................         1             --           --
  Filing Fees..............................................................        12             12           13
  Shareholders' Reports....................................................         3              1            7
  Audit Fees...............................................................         5              5           --
  Organizational Costs.....................................................        14             22           19
  Other....................................................................         2             --            2
                                                                                 ----           ----        -----
     Total Expenses........................................................        62             62           60
                                                                                 ----           ----        -----
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................       (60)           (61)         (52)
                                                                                 ----           ----        -----
  Net Expenses.............................................................         2              1            8
                                                                                 ----           ----        -----
  Net Investment Income (Loss).............................................        23              5           31
                                                                                 ----           ----        -----
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment Companies.        --              1           --
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares/Investment Securities Sold......        21            (22)        (304)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares/Investment Securities...........       228             (2)        (305)
                                                                                 ----           ----        -----
  Net Realized and Unrealized Gain (Loss)..................................       249            (23)        (609)
                                                                                 ----           ----        -----
Net Increase (Decrease) in Net Assets Resulting from Operations............      $272           $(18)       $(578)
                                                                                 ====           ====        =====

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from one of the Fund's Master Funds (an Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                 Dimensional Retirement Dimensional Retirement Dimensional Retirement
                                                  Equity Fund II        Fixed Income Fund II   Fixed Income Fund III
                                                 ---------------------  ---------------------  ---------------------
                                                              Period                 Period                 Period
                                                             March 7,               May 16,                March 7,
                                                   Year      2012 (a)     Year      2012 (a)     Year      2012 (a)
                                                  Ended         to       Ended         to       Ended         to
                                                 Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,
                                                   2013        2012       2013        2012       2013        2012
                                                 --------    --------   --------    --------   --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $    23       $  2      $    5       $        $    31       $  4
  Capital Gain Distributions Received from
   Affiliated Investment Companies..............      --         --           1         --          --         --
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares/
     Investment Securities Sold.................      21         --         (22)        --        (304)        --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Affiliated Investment Companies Shares/
     Investment Securities......................     228         16          (2)        --        (305)        37
                                                 -------       ----      ------       ----     -------       ----
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................     272         18         (18)        --        (578)        41
                                                 -------       ----      ------       ----     -------       ----
Distributions From:
  Net Investment Income.........................     (23)        (2)         (5)        --         (29)        (2)
  Net Short-Term Gains..........................      --         (0)         --         --          --         --
                                                 -------       ----      ------       ----     -------       ----
     Total Distributions........................     (23)        (2)         (5)        --         (29)        (2)
                                                 -------       ----      ------       ----     -------       ----
Capital Share Transactions (1):
  Shares Issued.................................   2,383        226       2,119         37       3,807        513
  Shares Issued in Lieu of Cash Distributions...      23          2           5         --          29          2
  Shares Redeemed...............................  (1,118)       (53)       (369)       (31)     (2,343)       (65)
                                                 -------       ----      ------       ----     -------       ----
     Net Increase (Decrease) from Capital
      Share Transactions........................   1,288        175       1,755          6       1,493        450
                                                 -------       ----      ------       ----     -------       ----
     Total Increase (Decrease) in Net Assets....   1,537        191       1,732          6         886        489
Net Assets
  Beginning of Year.............................     191         --           6         --         489         --
                                                 -------       ----      ------       ----     -------       ----
  End of Year................................... $ 1,728       $191      $1,738       $  6     $ 1,375       $489
                                                 =======       ====      ======       ====     =======       ====
(1) Shares Issued and Redeemed:
  Shares Issued.................................     212         24         223          4         361         49
  Shares Issued in Lieu of Cash Distributions...       2         --           1         --           3         --
  Shares Redeemed...............................     (97)        (5)        (39)        (3)       (251)        (6)
                                                 -------       ----      ------       ----     -------       ----
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................     117         19         185          1         113         43
                                                 =======       ====      ======       ====     =======       ====
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)........................................ $    --       $ --      $   --       $ --     $     4       $  2

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                            Dimensional Retirement Equity Fund II
                                                            ------------------------
                                                              Year            Period
                                                             Ended       March 7, 2012 (a)
                                                            Oct. 31,            to
                                                              2013         Oct. 31, 2012
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................  $10.24           $10.00
                                                             ------           ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................    0.23             0.16
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................    2.47             0.19
                                                             ------           ------
   Total from Investment Operations........................    2.70             0.35
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................   (0.23)           (0.11)
  Net Realized Gains.......................................      --            (0.00)
                                                             ------           ------
   Total Distributions.....................................   (0.23)           (0.11)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $12.71           $10.24
=========================================================== ============ ====================
Total Return...............................................   26.77%            3.54%(D)
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $1,728           $  191
Ratio of Expenses to Average Net Assets....................    0.40%            0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of
 Previously Waived Fees)...................................    5.71%           52.27%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets.......    2.01%            2.40%(C)(E)
Portfolio Turnover Rate....................................     N/A              N/A
--------------------------------------------------------------------------------------------------

                                                            Dimensional Retirement Fixed Income Fund II
                                                            ----------------------------
                                                              Year               Period
                                                             Ended          May 16, 2012 (a)
                                                            Oct. 31,               to
                                                              2013           Oct. 31, 2012
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................  $10.18             $ 10.00
                                                             ------             -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................    0.13                0.23
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................   (0.83)               0.06
                                                             ------             -------
   Total from Investment Operations........................   (0.70)               0.29
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................   (0.16)              (0.11)
  Net Realized Gains.......................................      --                  --
                                                             ------             -------
   Total Distributions.....................................   (0.16)              (0.11)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $ 9.32             $ 10.18
=========================================================== ==============  ======================
Total Return...............................................   (6.94)%              2.87%(D)
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $1,738             $     6
Ratio of Expenses to Average Net Assets....................    0.40%               0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of
 Previously Waived Fees)...................................   17.48%             447.64%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets.......    1.40%               5.07%(C)(E)
Portfolio Turnover Rate....................................     N/A                 N/A
--------------------------------------------------------------------------------------------------------

                                                            Dimensional Retirement Fixed Income Fund III
                                                            ------------------------------------
                                                              Year                 Period
                                                             Ended            March 7, 2012 (a)
                                                            Oct. 31,                 to
                                                              2013              Oct. 31, 2012
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....................... $ 11.38                $10.00
                                                            -------                ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................    0.15                  0.12
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................   (2.60)                 1.30
                                                            -------                ------
   Total from Investment Operations........................   (2.45)                 1.42
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................   (0.13)                (0.04)
  Net Realized Gains.......................................      --                    --
                                                            -------                ------
   Total Distributions.....................................   (0.13)                (0.04)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................. $  8.80                $11.38
=========================================================== ================  =========================
Total Return...............................................  (21.54)%               14.23%(D)
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................... $ 1,375                $  489
Ratio of Expenses to Average Net Assets....................    0.40%                 0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of
 Previously Waived Fees)...................................    2.90%                29.65%(C)(E)
Ratio of Net Investment Income to Average Net Assets.......    1.50%                 1.68%(C)(E)
Portfolio Turnover Rate....................................     120%                   11%(D)
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, three of which, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund II and Dimensional Retirement Fixed Income Fund III (each a "Retirement Fund" and collectively, the "Retirement Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II achieve their investment objectives by primarily investing in other portfolios within IDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds"). The Portfolios also invest in short-term temporary cash investments.

                                                                                                  Ownership
Fund of Funds                                Master Funds                                        at 10/31/13
-------------                                ------------                                        -----------
Dimensional Retirement Equity Fund II        U.S. Core Equity 1 Portfolio (IDG)                      --
                                             U.S. Large Company Portfolio (DIG)                      --
                                             Large Cap International Portfolio (IDG)                 --
                                             International Core Equity Portfolio (IDG)               --
                                             Emerging Markets Core Equity Portfolio (IDG)            --
                                             The Emerging Markets Series (ITC)                       --
Dimensional Retirement Fixed Income Fund II  DFA Inflation-Protected Securities Portfolio (IDG)      --
                                             DFA One-Year Fixed Income Portfolio (IDG)               --
                                             Dimensional Retirement Fixed Income Fund III (IDG)      3%

   Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Retirement Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Retirement Funds' own assumptions in determining the fair value of investments)

   Debt securities held by the Retirement Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees (the "Board").

   Shares held by the Dimensional Retirement Equity Fund II (except shares of The Emerging Markets Series) and Dimensional Retirement Fixed Income Fund II of the Master Funds, which are treated as regulated investment companies, and the shares held by the Dimensional Retirement Fixed Income Fund III in other investment companies, are valued at their respective daily net asset values as reported by their administrator. Dimensional Retirement Equity Fund II's investment in The Emerging Markets Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Retirement Funds' investments by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Retirement Funds.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Retirement Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Retirement Fund are directly charged. Common expenses of the Fund or Retirement Funds are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Retirement Funds and the Master Funds. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of each of the Retirement Fund's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive management fees, and in certain instances, assume certain expenses of the Retirement Funds, as described below. The Fee Waiver Agreement for the Retirement Funds will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   With respect to Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II, the Advisor has contractually agreed to waive up to the full amount of each Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolios through their investment in the Master Funds (including each Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of each Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses do not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   With respect to Dimensional Retirement Fixed Income Fund III, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of each class of the Portfolio to the extent necessary to limit the ordinary operating expenses (not including expenses incurred through an investment in other investment companies and any applicable 12b-1 fees) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by each of the Retirement Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Dimensional Retirement Equity Fund II........ --
               Dimensional Retirement Fixed Income Fund II.. --
               Dimensional Retirement Fixed Income Fund III. --

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                     Dimensional Retirement Equity Fund II
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2012 10/31/2013 Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Large Company Portfolio...........    $69       $  641    $  762   $283    $ 9           --
U.S. Core Equity 1 Portfolio...........     69          639       751    290      7           --
Large Cap International Portfolio......     29          258       340    142      5           --
International Core Equity Portfolio....     11           96       122     50      2           --
Emerging Markets Core Equity Portfolio.      4           30        48     23     --           --

                                                  Dimensional Retirement Fixed Income Fund II
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2012 10/31/2013 Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
DFA Inflation-Protected Securities
  Portfolio............................    $ 5       $1,583    $1,856   $255    $ 5          $ 1
DFA One-Year Fixed Income Portfolio....      1          125       202     77     --           --
Dimensional Retirement Fixed Income
  Fund III.............................     --           41        66     24     --           --

   For the year ended October 31, 2013, Dimensional Retirement Fixed Income Fund III made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                               U.S. Government  Other Investment
                                                  Securities      Securities
                                               ---------------- ---------------
                                               Purchases Sales  Purchases  Sales
                                               --------- ------ ---------  -----
 Dimensional Retirement Fixed Income Fund III.  $3,846   $2,387    --       --

F. Federal Income Taxes:

   Each Retirement Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, non-deductible expenses and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                 Increase       Increase
                                                                (Decrease)     (Decrease)
                                                 Increase     Undistributed   Accumulated
                                                (Decrease)    Net Investment  Net Realized
                                              Paid-In Capital     Income     Gains (Losses)
                                              --------------- -------------- --------------
Dimensional Retirement Equity Fund II........       --              --             --
Dimensional Retirement Fixed Income Fund II..       --              --             --
Dimensional Retirement Fixed Income Fund III.       --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                              Net Investment
                                                Income and
                                                Short-Term     Long-Term
                                              Capital Gains  Capital Gains Total
                                              -------------- ------------- -----
Dimensional Retirement Equity Fund II
2012.........................................      $ 2            --        $ 2
2013.........................................       24            --         24
Dimensional Retirement Fixed Income Fund II
2013.........................................        5            --          5
Dimensional Retirement Fixed Income Fund III
2012.........................................        2            --          2
2013.........................................       29            --         29

   Dimensional Retirement Fixed Income Fund II did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                               Total Net
                                     Net Investment                                            Distributable
                                       Income and   Undistributed    Capital      Unrealized     Earnings
                                       Short-Term     Long-Term       Loss       Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                     -------------- ------------- ------------- -------------- -------------
Dimensional Retirement Equity
  Fund II...........................      $10            $13             --         $ 241          $ 264
Dimensional Retirement Fixed Income
  Fund II...........................       --             --             --           (24)           (24)
Dimensional Retirement Fixed Income
  Fund III..........................        4             --          $(304)         (268)          (568)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Retirement Funds after October 31, 2011 will not be subject to expiration and will retain their character as the following either short-term or long-term capital losses. As of October 31, 2013, Dimensional Retirement Fixed Income Fund III had capital loss carryforwards available to offset future realized capital gains (amounts in thousands):

                                                 Expires on October 31,
                                                 ----------------------
                                                       Unlimited        Total
                                                 ---------------------- -----
   Dimensional Retirement Fixed Income Fund III.          $304          $304

   During the year ended October 31, 2013, the Retirement Funds did not utilize capital loss carryforwards.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                              Federal   Unrealized   Unrealized   Appreciation
                                              Tax Cost Appreciation Depreciation (Depreciation)
                                              -------- ------------ ------------ --------------
Dimensional Retirement Equity Fund II........  $1,499      $241           --         $ 241
Dimensional Retirement Fixed Income Fund II..   1,778         1        $ (25)          (24)
Dimensional Retirement Fixed Income Fund III.   1,625        --         (268)         (268)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Retirement Funds' tax positions and has concluded that no additional provision for income tax is required in any Retirement Fund's financial statements. The Retirement Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Retirement Funds' federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Retirement Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average    Average Loan     Days     Expense  Borrowed During
                                       Interest Rate   Balance    Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
Dimensional Retirement Equity Fund II.     0.87%         $27           19         --         $153
Dimensional Retirement Fixed Income
  Fund II.............................     0.88%          39            9         --          113
Dimensional Retirement Fixed Income
  Fund III............................     0.86%           3            3         --           10

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Retirement Fund's available line of credit was utilized.

   There were no outstanding borrowings by Retirement Funds under the lines of credit as of October 31, 2013.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
   -                                             ------------ --------------
   Dimensional Retirement Equity Fund II........      3            100%
   Dimensional Retirement Fixed Income Fund II..      2             98%
   Dimensional Retirement Fixed Income Fund III.      3             96%

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Retirement Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund II, and Dimensional Retirement Fixed Income Fund III (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

       Name, Position                                Portfolios within the    Principal Occupation(s) During Past 5 Years
       with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/      and Other Directorships of Public Companies
 Address and Year of Birth     Length of Service           Overseen                               Held
-----------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
-----------------------------------------------------------------------------------------------------------------------------
George M. Constantinides        Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                          investment companies   University of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
-----------------------------------------------------------------------------------------------------------------------------
John P. Gould                   Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                          investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                  Chicago Booth School of Business (since 1965).
The University of Chicago                                                   Member and Chair, Competitive Markets
Booth School of Business                                                    Advisory Committee, Chicago Mercantile
5807 S. Woodlawn Avenue                                                     Exchange (futures trading exchange) (since
Chicago, IL 60637                                                           2004). Formerly, Director of UNext, Inc.
1939                                                                        (1999-2006). Trustee, Harbor Fund (registered
                                                                            investment company) (30 Portfolios) (since
                                                                            1994). Formerly, Member of the Board of
                                                                            Milwaukee Mutual Insurance Company
                                                                            (1997-2010).
-----------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson               Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                          investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                  Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                   fund manager) (since 2001). Consultant to
P.O. Box 208200                                                             Morningstar, Inc. (since 2006). Formerly,
New Haven, CT                                                               Chairman, Ibbotson Associates, Inc., Chicago, IL
06520-8200                                                                  (software data publishing and consulting)
1943                                                                        (1977-2006). Formerly, Director, BIRR Portfolio
                                                                            Analysis, Inc. (software products) (1990-2010).
-----------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear                Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                          investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                  Professor of Human Resources Management
Stanford University Graduate                                                and Economics, Graduate School of Business,
School of Business                                                          Stanford University (since 1995). Cornerstone
518 Memorial Way Stanford,                                                  Research (expert testimony and economic and
CA 94305-5015                                                               financial analysis) (since 2009). Formerly,
1948                                                                        Chairman of the President George W. Bush's
                                                                            Council of Economic Advisers (2006-2009).
                                                                            Formerly, Council of Economic Advisors, State of
                                                                            California (2005-2006). Formerly, Commissioner,
                                                                            White House Panel on Tax Reform (2005).
-----------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes                Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                          investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                  Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                        L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                                Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                          Partner, Oak Hill Capital Management (private
Building 1                                                                  equity firm) (until 2004). Director, American
Austin, TX 78746                                                            Century Fund Complex (registered investment
1941                                                                        companies) (40 Portfolios) (since 1980).
                                                                            Formerly, Director, Chicago Mercantile
                                                                            Exchange (2001-2008).
-----------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                  Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                          investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                  Chicago Booth School of Business (since 1980).
The University of Chicago                                                   Co-Director Investment Research, Fundamental
Booth School of Business                                                    Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                     Director, HNI Corporation (formerly known as
Chicago, IL 60637                                                           HON Industries Inc.) (office furniture) (since
1953                                                                        2000). Director, Ryder System Inc.
                                                                            (transportation, logistics and supply-chain
                                                                            management) (since 2003). Trustee, UBS Funds
                                                                            (4 investment companies within the fund
                                                                            complex) (52 portfolios) (since 2009).

     Name, Position                               Portfolios within the
     with the Fund,        Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
Address and Year of Birth   Length of Service           Overseen             Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
-------------------------------------------------------------------------------------------------------------------------------
David G. Booth               Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                               investment companies   Executive Officer (since January 2010) of
Co-Chief Executive                                                       Dimensional Holdings Inc., Dimensional Fund
Officer and President of                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
DFAIDG and DIG.                                                          DIG and DFAITC. Director of Dimensional Fund
Chairman, Trustee,                                                       Advisors Ltd., Dimensional Funds PLC, Dimensional
Co-Chief Executive                                                       Funds II PLC, DFA Australia Limited, Dimensional
Officer and President of                                                 Cayman Commodity Fund I Ltd., Dimensional Japan
DFAITC and DEM.                                                          Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                      Director and Co-Chief Executive Officer of
Building One                                                             Dimensional Fund Advisors Canada ULC. President,
Austin, Texas 78746                                                      Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                     Oak Hill Partners (since 2001) and VSC Investors,
                                                                         LLC (since 2007). Trustee, The University of
                                                                         Chicago. Trustee, University of Kansas Endowment
                                                                         Association. Formerly, Chief Executive Officer (until
                                                                         2010) and Chief Investment Officer (2003-2007) of
                                                                         Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                         DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                         Holdings Inc. Formerly, Chief Investment Officer of
                                                                         Dimensional Fund Advisors Ltd. Formerly, President
                                                                         and Chief Investment Officer of DFA Australia
                                                                         Limited. Formerly, Director, SA Funds (registered
                                                                         investment company).
-------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                    Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer                                                 Dimensional Fund Advisors LP, DFA Securities LLC,
of DFAIDG and DIG.                                                       DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                        Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                    Executive Officer, President and Chief Investment
Chief Investment Officer                                                 Officer of Dimensional Fund Advisors Canada ULC.
of DFAITC and DEM.                                                       Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                      of DFA Australia Limited. Director of Dimensional
Building One                                                             Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                         Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                     and Dimensional Advisors Ltd., Formerly President
                                                                         of Dimensional Holdings Inc, Dimensional Fund
                                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                         DIG, DFAITC and Dimensional Fund Advisors
                                                                         Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
                                                     Officers
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                  Since 2008      Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                 Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                  Since 2005      Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                 Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                Since 2007      Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                 Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                  Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                 Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                    Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                 Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                     Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                      Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell               Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (August 2002-January 2012).
1976

                                    Term of Office/1/
   Name, Position with the Fund      and Length of
        and Year of Birth               Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                      Since 2007      Vice President of all the DFA Entities.
Vice President
1949
---------------------------------------------------------------------------------------------------------------------------
George H. Crane                        Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                         President and Managing Director at State Street Bank & Trust
1955                                                   Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                 Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                     and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                   Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------
James L. Davis                         Since 1999      Vice President of all the DFA Entities.
Vice President
1956
---------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                        Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                         Dimensional Fund Advisors Canada ULC.
1957
---------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                       Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                         Dimensional (since August 2008).
1972
---------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                     Since 2001      Vice President of all the DFA Entities.
Vice President
1970
---------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                     Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                           DFA Australia Limited.
Secretary
1965
---------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                    Since 2004      Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                         Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                         Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                   Manager of Dimensional (since January 2012).
---------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                      Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                         for Dimensional (since June 2006).
1970
---------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                       Since 2007      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                         Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                         at BlackRock (2004-January 2012).
1968
---------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                          Since 2000      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
John T. Gray                           Since 2007      Vice President of all the DFA Entities.
Vice President
1974
---------------------------------------------------------------------------------------------------------------------------
Christian Gunther                      Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                   Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                       (2008-2009); Trader for Dimensional (2004-2008).
---------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                         Since 2007      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                     Since 2005      Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Kevin B. Hight               Since 2005      Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho              Since 2004      Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath           Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine            Since 2013      Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                 Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones             Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating           Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper             Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner            Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn              Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich           Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski          Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad             Since 2011      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane              Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao               Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso             Since 2013      Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).

                                  Term of Office/1/
 Name, Position with the Fund       and Length of
       and Year of Birth               Service                     Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee                    Since 2005            Vice President of all the DFA Entities.
Vice President
1971
----------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                   Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                         Associate for Dimensional (July 2008-2010).
1980
----------------------------------------------------------------------------------------------------------------------------
John B. Lessley                  Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (since January 2008).
1960
----------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                Since 2009            Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (since February 2004).
1969
----------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                Since 2010            Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                         Commodity Fund I Ltd. Counsel for Dimensional (since September
1972                                                   2006).
----------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                 Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (Since August 2010). Formerly, Vice President, Sales
1971                                                   and Business Development at AdvisorsIG (PPMG) (2009- 2010);
                                                       Vice President at Credit Suisse (2007-2009).
----------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                  Since 2008            Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                        Resources of Dimensional.
Human Resources
1970
----------------------------------------------------------------------------------------------------------------------------
David R. Martin                  Since 2007            Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President,                                        Entities. Director, Vice President, Chief Financial Officer and
Chief Financial Officer                                Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
and Treasurer                                          Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
1956                                                   Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                       Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                       President of Dimensional SmartNest (US) LLC, and Dimensional
                                                       Cayman Commodity Fund I Ltd. Director of Dimensional Funds
                                                       PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                       Dimensional Japan Ltd.
----------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                Since 2013            Vice President of all the DFA Entities. Client Service Manager for
Vice President                                         Dimensional (Since 2012). Formerly, Regional Director for
1978                                                   Dimensional (2008-2011; Senior Associate at Dimensional (2007-
                                                       2010).
----------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson               Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                         Systems at Dimensional (Since 2011). Formerly, Project Manager
1971                                                   for Dimensional (2007-2010).
----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell              Vice President since  Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary     1997 and Secretary    President and Secretary of DFA Australia Limited and Dimensional
1964                             since 2000            Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                       Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                       (US) LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                       Dimensional Japan Ltd. (since February 2012), Dimensional
                                                       Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte.
                                                       Ltd. (since June 2012) and Dimensional Hong Kong Limited (since
                                                       August 2012). Director, Dimensional Funds PLC and Dimensional
                                                       Funds II PLC (since 2002 and 2006, respectively). Director of
                                                       Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                       Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                       August 2012 and July 2012).
----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                  Since 2011            Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                         Dimensional (2008-2010).
1964
----------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz             Since 2012            Vice President of all DFA Entities. Deputy Chief Compliance Officer
Vice President                                         of Dimensional (since December 2012). Formerly Chief Compliance
1961                                                   Officer of Wellington Management Company, LLP (2004-2011).

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Carolyn L. O                 Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd. Deputy General Counsel, Funds (since
    1974                                         2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly           Since 2007      Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki                Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak            Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre               Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha              Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                     Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall          Since 2008      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier               Since 2013      Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova             Since 2012      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez          Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft                Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi            Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons             Since 2009      Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith              Since 2011      Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith               Since 2004      Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder                Since 2000      Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth            Since 2004      Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman            Since 2004      Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                            Qualifying
                                                                                                                For
                                           Net                                                               Corporate
                                       Investment    Short-Term     Long-Term                     U.S.       Dividends
                                         Income     Capital Gain  Capital Gain      Total      Government    Received
DFA Investment Dimensions Group Inc.  Distributions Distributions Distributions Distributions Interest (1) Deduction (2)
------------------------------------  ------------- ------------- ------------- ------------- ------------ -------------
Dimensional Retirement Equity
 Fund II.............................       97%           3%           --            100%          --           100%
Dimensional Retirement Fixed Income
 Fund II.............................       93%           2%            4%           100%          --            --
Dimensional Retirement Fixed Income
 Fund III............................      100%          --            --            100%         100%           --

                                                                                  Qualifying
                                                                                    Short-
                                      Qualifying  Foreign    Foreign   Qualifying    Term
                                       Dividend     Tax       Source    Interest   Capital
DFA Investment Dimensions Group Inc.  Income (3) Credit (4) Income (5) Income (6)  Gain (7)
------------------------------------  ---------- ---------- ---------- ---------- ----------
Dimensional Retirement Equity
 Fund II.............................    100%         2%        41%       100%       100%
Dimensional Retirement Fixed Income
 Fund II.............................     --         --         --        100%       100%
Dimensional Retirement Fixed Income
 Fund III............................     --         --         --        100%       100%

(1)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(2)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(3)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distrbutions).

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-034A

[LOGO]

ANNUAL REPORT
period ended: October 31, 2013

DFA Investment Dimensions Group Inc.
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   4
           Disclosure of Fund Expenses.............................   7
           Disclosure of Portfolio Holdings........................   9
           Summary Schedules of Portfolio Holdings
               U.S. Large Cap Growth Portfolio.....................  10
               U.S. Small Cap Growth Portfolio.....................  13
               International Large Cap Growth Portfolio............  16
               International Small Cap Growth Portfolio............  20
           Statements of Assets and Liabilities....................  24
           Statements of Operations................................  25
           Statements of Changes in Net Assets.....................  26
           Financial Highlights....................................  27
           Notes to Financial Statements...........................  28
           Report of Independent Registered Public Accounting Firm.  38
        Fund Management............................................  39
        Voting Proxies on Fund Portfolio Securities................  48
        Notice to Shareholders.....................................  49

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Annualized
(D)     Non-Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP GROWTH PORTFOLIO VS.
RUSSELL 1000(R) GROWTH INDEX
December 20, 2012-October 31, 2013

                                       [CHART]

   Growth of $10,000

               U.S. Large Cap             Russell 1000(R)
              Growth Portfolio             Growth Index
              ----------------            --------------
   12/2012     $10,000.00                   $10,000.00
   12/2012     $ 9,980.00                   $ 9,901.21
   01/2013     $10,470.00                   $10,325.57
   02/2013     $10,590.00                   $10,454.06
   03/2013     $10,979.25                   $10,846.23
   04/2013     $11,149.54                   $11,076.46
   05/2013     $11,440.05                   $11,282.23
   06/2013     $11,269.15                   $11,069.92
   07/2013     $11,891.87                   $11,656.86       Past performance is not predictive of
   08/2013     $11,610.64                   $11,457.08       future performance.
   09/2013     $12,104.14                   $11,967.65
   10/2013     $12,658.45                   $12,497.05       The returns shown do not reflect the
                                                             deduction of taxes that a shareholder
                                                             would pay on fund distributions or the
                                                             redemption of fund shares.
                                From
           Total Return      12/20/2012                      Russell data copyright (C) Russell
           ---------------------------------                 Investment Group 1995-2013, all
                               26.58%                        rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SMALL CAP GROWTH PORTFOLIO VS.
RUSSELL 2000(R) GROWTH INDEX
December 20, 2012-October 31, 2013

                                       [CHART]

   Growth of $10,000

                U.S. Small Cap Growth Portfolio  Russell 2000(R) Growth Index
                -------------------------------  ----------------------------
   12/2012                 $10,000.00                    $10,000.00
   12/2012                 $10,060.00                    $ 9,977.10
   01/2013                 $10,630.00                    $10,633.61
   02/2013                 $10,690.00                    $10,746.63
   03/2013                 $11,225.06                    $11,295.11
   04/2013                 $11,085.00                    $11,221.11
   05/2013                 $11,705.28                    $11,790.41
   06/2013                 $11,718.16                    $11,717.02
   07/2013                 $12,529.42                    $12,603.37              Past performance is not predictive of
   08/2013                 $12,248.98                    $12,357.05              future performance.
   09/2013                 $13,035.71                    $13,217.12
   10/2013                 $13,517.40                    $13,458.03              The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
                                       From
               Total Return         12/20/2012                                   Russell data copyright (C) Russell
               ---------------------------------------                           Investment Group 1995-2013, all
                                      35.17%                                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
INTERNATIONAL LARGE CAP GROWTH PORTFOLIO VS.
MSCI WORLD EX USA GROWTH INDEX (NET DIVIDENDS)
December 20, 2012-October 31, 2013

                                       [CHART]

   Growth of $10,000

                 International Large Cap            MSCI World ex USA
                     Growth Portfolio           Growth Index (net dividends)
                 -----------------------        ----------------------------
   12/2012             $10,000.00                      $10,000.00
   12/2012             $10,030.00                      $ 9,931.91
   01/2013             $10,370.00                      $10,366.30
   02/2013             $10,300.00                      $10,400.62
   03/2013             $10,455.00                      $10,553.49
   04/2013             $10,845.93                      $10,926.31
   05/2013             $10,725.65                      $10,713.73
   06/2013             $10,440.29                      $10,347.31
   07/2013             $11,017.49                      $10,830.96
   08/2013             $10,835.22                      $10,682.90               Past performance is not predictive of
   09/2013             $11,642.12                      $11,392.17               future performance.
   10/2013             $11,997.68                      $11,690.88
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
                                      From                                      redemption of fund shares.
              Total Return         12/20/2012
              ---------------------------------------                           MSCI data copyright MSCI 2013, all
                                     19.98%                                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP GROWTH INDEX (NET DIVIDENDS)
December 20, 2012-October 31, 2013

                                       [CHART]

   Growth of $10,000

                  International Small Cap       MSCI World ex USA Small Cap
                     Growth Portfolio           Growth Index (net dividends)
                  -----------------------       ----------------------------
   12/2012             $10,000.00                      $10,000.00
   12/2012             $10,050.00                      $ 9,979.43
   01/2013             $10,460.00                      $10,332.04
   02/2013             $10,530.00                      $10,348.28
   03/2013             $10,813.05                      $10,607.56
   04/2013             $11,123.14                      $10,813.06
   05/2013             $10,793.04                      $10,585.36
   06/2013             $10,618.99                      $10,181.39
   07/2013             $11,254.91                      $10,814.42
   08/2013             $11,224.63                      $10,783.68               Past performance is not predictive of
   09/2013             $12,048.20                      $11,690.01               future performance.
   10/2013             $12,382.59                      $11,932.78
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
                                                                                would pay on fund distributions or the
                                      From                                      redemption of fund shares.
              Total Return         12/20/2012
              ---------------------------------------                           MSCI data copyright MSCI 2013, all
                                     23.83%                                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Portfolios' Performance Overview

 U.S. Large Cap Growth Portfolio                Period Ended October 31, 2013

   The U.S. Large Cap Growth Portfolio seeks to capture the returns of U.S. large company growth stocks with high profitability. Growth is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 310 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on December 20, 2012, through October 31, 2013, total returns were 26.58% for the Portfolio and 24.97% for the Russell 1000 Growth Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Portfolio's greater exposure to companies with higher expected profitability than the Index contributed to the Portfolio's relative performance as these stocks generally outperformed the Index during the period. The Portfolio had greater exposure than the Index to smaller stocks within the large cap universe, which contributed to the Portfolio's outperformance relative to the Index as these stocks outperformed large caps during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. Small Cap Growth Portfolio

   The U.S. Small Cap Growth Portfolio seeks to capture the returns of U.S. small company growth stocks with high profitability. Growth is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 470 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on December 20, 2012, through October 31, 2013, total returns were 35.17% for the Portfolio and 34.58% for the Russell 2000 Growth Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Portfolio's greater exposure to companies with higher expected profitability than the Index contributed to the Portfolio's relative performance as these stocks generally outperformed the Index during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
                                                ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

----------
During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap Return  Local Currency Return U.S. Dollar
----------------------------------------------------------  --------------------- -----------
                     United Kingdom........................        20.70%           20.37%
                     Japan.................................        64.48%           34.00%
                     Canada................................        10.59%            5.99%
                     France................................        27.55%           33.82%
                     Australia.............................        26.44%           15.47%
                     Switzerland...........................        27.49%           31.10%
                     Germany...............................        24.72%           30.85%
                     Spain.................................        30.69%           37.11%
                     Sweden................................        24.39%           27.55%
                     Hong Kong.............................        14.30%           14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

International Equity Portfolios' Performance Overview

 International Large Cap Growth
 Portfolio                                      Period Ended October 31, 2013

   The International Large Cap Growth Portfolio seeks to capture the returns of international large company growth stocks with high profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 450 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on December 20, 2012, through October 31, 2013, total returns were 19.98% for the Portfolio and 16.91% for the MSCI World ex USA Growth Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to companies with higher expected profitability was primarily responsible for the Portfolio's outperformance relative to the Index. To a lesser extent, differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Small Cap Growth Portfolio

   The International Small Cap Growth Portfolio seeks to capture the returns of international small company growth stocks with high profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 800 securities in 22 eligible developed market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on December 20, 2012, through October 31, 2013, total returns were 23.83% for the Portfolio and 19.33% for the MSCI World ex USA Small Cap Growth Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater weight in companies with higher expected profitability was primarily responsible for the outperformance relative to the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2013
    EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/13  10/31/13    Ratio*   Period*
                                     --------- --------- ---------- --------
    U.S. Large Cap Growth Portfolio
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,135.30    0.20%    $1.08
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,024.20    0.20%    $1.02

    U.S. Small Cap Growth Portfolio
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,219.40    0.40%    $2.24
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,023.19    0.40%    $2.04

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/13  10/31/13    Ratio*   Period*
                                          --------- --------- ---------- --------
International Large Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,106.20    0.30%    $1.59
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.69    0.30%    $1.53

International Small Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,113.20    0.55%    $2.93
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Growth Portfolio
              Consumer Discretionary.......................  23.2%
              Consumer Staples.............................  13.2%
              Energy.......................................   3.1%
              Financials...................................   3.4%
              Health Care..................................  12.9%
              Industrials..................................  16.1%
              Information Technology.......................  19.9%
              Materials....................................   6.9%
              Telecommunication Services...................   1.1%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Growth Portfolio
              Consumer Discretionary.......................  24.5%
              Consumer Staples.............................   5.0%
              Energy.......................................   2.6%
              Financials...................................   7.4%
              Health Care..................................  12.3%
              Industrials..................................  21.6%
              Information Technology.......................  20.3%
              Materials....................................   5.5%
              Telecommunication Services...................   0.8%
                                                            -----
                                                            100.0%

                   International Large Cap Growth Portfolio
              Consumer Discretionary.......................  21.0%
              Consumer Staples.............................  12.8%
              Energy.......................................   3.5%
              Financials...................................   5.7%
              Health Care..................................  13.0%
              Industrials..................................  19.1%
              Information Technology.......................   5.8%
              Materials....................................   9.4%
              Telecommunication Services...................   8.6%
              Utilities....................................   1.1%
                                                            -----
                                                            100.0%

                   International Small Cap Growth Portfolio
              Consumer Discretionary.......................  23.7%
              Consumer Staples.............................   6.5%
              Energy.......................................   5.6%
              Financials...................................   4.6%
              Health Care..................................   8.5%
              Industrials..................................  25.6%
              Information Technology.......................  13.3%
              Materials....................................   6.8%
              Telecommunication Services...................   4.6%
              Utilities....................................   0.8%
                                                            -----
                                                            100.0%

                        U.S. LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                  Percentage
                                            Shares    Value+    of Net Assets**
                                            ------    ------    ---------------
COMMON STOCKS -- (81.5%)
Consumer Discretionary -- (18.9%)
*   Amazon.com, Inc........................   6,920 $ 2,519,088            1.1%
    Coach, Inc.............................  22,345   1,132,445            0.5%
#   Ford Motor Co.......................... 172,287   2,947,831            1.3%
    Home Depot, Inc. (The).................  51,286   3,994,667            1.8%
    Lowe's Cos., Inc.......................  33,627   1,673,952            0.7%
    McDonald's Corp........................  32,144   3,102,539            1.4%
#*  Michael Kors Holdings, Ltd.............  16,394   1,261,518            0.6%
*   O'Reilly Automotive, Inc...............   8,846   1,095,223            0.5%
*   priceline.com, Inc.....................   1,038   1,093,876            0.5%
    Ross Stores, Inc.......................  15,347   1,187,090            0.5%
#   Starbucks Corp.........................  17,200   1,394,060            0.6%
    TJX Cos., Inc..........................  24,904   1,513,914            0.7%
    Twenty-First Century Fox, Inc. Class A.  34,630   1,180,190            0.5%
    Other Securities.......................          27,216,891           12.2%
                                                    -----------           -----
Total Consumer Discretionary...............          51,313,284           22.9%
                                                    -----------           -----
Consumer Staples -- (10.7%)
    Altria Group, Inc......................  70,000   2,606,100            1.2%
    Coca-Cola Co. (The)....................  42,689   1,689,204            0.8%
    Colgate-Palmolive Co...................  31,081   2,011,873            0.9%
#   Kimberly-Clark Corp....................  12,091   1,305,828            0.6%
#   Mead Johnson Nutrition Co..............  14,431   1,178,435            0.5%
    PepsiCo, Inc...........................  35,906   3,019,336            1.4%
    Wal-Mart Stores, Inc...................  54,664   4,195,462            1.9%
    Other Securities.......................          13,128,361            5.7%
                                                    -----------           -----
Total Consumer Staples.....................          29,134,599           13.0%
                                                    -----------           -----
Energy -- (2.5%)
    Schlumberger, Ltd......................  26,012   2,437,845            1.1%
    Other Securities.......................           4,376,553            2.0%
                                                    -----------           -----
Total Energy...............................           6,814,398            3.1%
                                                    -----------           -----
Financials -- (2.8%)
    American Express Co....................  28,586   2,338,335            1.0%
    Moody's Corp...........................  16,074   1,135,789            0.5%
    Other Securities.......................           3,998,519            1.8%
                                                    -----------           -----
Total Financials...........................           7,472,643            3.3%
                                                    -----------           -----
Health Care -- (10.5%)
#   AbbVie, Inc............................  55,361   2,682,240            1.2%
    AmerisourceBergen Corp.................  18,434   1,204,293            0.5%
    Amgen, Inc.............................  15,033   1,743,828            0.8%
    Eli Lilly & Co.........................  29,042   1,446,872            0.6%
*   Gilead Sciences, Inc...................  35,636   2,529,800            1.1%
    Johnson & Johnson......................  67,574   6,258,028            2.8%
    McKesson Corp..........................   7,184   1,123,147            0.5%
    Other Securities.......................          11,478,735            5.2%
                                                    -----------           -----
Total Health Care..........................          28,466,943           12.7%
                                                    -----------           -----
Industrials -- (13.2%)
    3M Co..................................  15,117   1,902,474            0.8%
#   Boeing Co. (The).......................  25,030   3,266,415            1.5%
#   Caterpillar, Inc.......................  30,155   2,513,721            1.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Emerson Electric Co................................    23,528 $  1,575,670            0.7%
      Honeywell International, Inc.......................    15,486    1,343,101            0.6%
#     Lockheed Martin Corp...............................     9,506    1,267,530            0.6%
#     Rockwell Automation, Inc...........................    11,292    1,246,750            0.5%
#*    United Continental Holdings, Inc...................    38,278    1,299,538            0.6%
#     United Parcel Service, Inc. Class B................    25,198    2,475,452            1.1%
      United Technologies Corp...........................    20,293    2,156,131            1.0%
      Other Securities...................................             16,632,741            7.4%
                                                                    ------------          ------
Total Industrials........................................             35,679,523           15.9%
                                                                    ------------          ------
Information Technology -- (16.2%)
      Accenture P.L.C. Class A...........................    20,833    1,531,226            0.7%
      Apple, Inc.........................................    16,402    8,567,585            3.8%
      International Business Machines Corp...............    23,672    4,242,259            1.9%
      Mastercard, Inc. Class A...........................     3,677    2,636,777            1.2%
      Microsoft Corp.....................................   245,896    8,692,424            3.9%
      Oracle Corp........................................   124,799    4,180,767            1.9%
#     Paychex, Inc.......................................    27,781    1,174,025            0.5%
#     Seagate Technology P.L.C...........................    38,013    1,850,473            0.8%
      Other Securities...................................             11,144,145            5.0%
                                                                    ------------          ------
Total Information Technology.............................             44,019,681           19.7%
                                                                    ------------          ------
Materials -- (5.6%)
      EI du Pont de Nemours & Co.........................    32,249    1,973,639            0.9%
#     Praxair, Inc.......................................    10,031    1,250,966            0.6%
      Other Securities...................................             11,962,704            5.3%
                                                                    ------------          ------
Total Materials..........................................             15,187,309            6.8%
                                                                    ------------          ------
Telecommunication Services -- (0.9%)
      Other Securities...................................              2,409,124            1.1%
                                                                    ------------          ------
Utilities -- (0.2%)
      Other Securities...................................                485,335            0.2%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            220,982,839           98.7%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional Liquid Reserves, 0.073%. 3,139,207    3,139,207            1.4%
                                                                    ------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (17.3%)
(S)@  DFA Short Term Investment Fund..................... 4,064,092   47,021,543           21.0%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $249,305,957)..................................             $271,143,589          121.1%
                                                                    ============          ======

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 51,313,284          --   --    $ 51,313,284
    Consumer Staples............   29,134,599          --   --      29,134,599
    Energy......................    6,814,398          --   --       6,814,398
    Financials..................    7,472,643          --   --       7,472,643
    Health Care.................   28,466,943          --   --      28,466,943
    Industrials.................   35,679,523          --   --      35,679,523
    Information Technology......   44,019,681          --   --      44,019,681
    Materials...................   15,187,309          --   --      15,187,309
    Telecommunication Services..    2,409,124          --   --       2,409,124
    Utilities...................      485,335          --   --         485,335
  Temporary Cash Investments....    3,139,207          --   --       3,139,207
  Securities Lending Collateral.           -- $47,021,543   --      47,021,543
                                 ------------ -----------   --    ------------
  TOTAL......................... $224,122,046 $47,021,543   --    $271,143,589
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                         Percentage
                                                    Shares   Value+    of Net Assets**
                                                    ------   ------    ---------------
COMMON STOCKS -- (66.6%)
Consumer Discretionary -- (16.3%)
#*  Bally Technologies, Inc........................  8,612 $   629,882            0.5%
#   Buckle, Inc. (The)............................. 12,177     595,942            0.5%
#*  Buffalo Wild Wings, Inc........................  4,715     672,265            0.6%
#   Cheesecake Factory, Inc. (The)................. 18,039     852,343            0.7%
#*  Conn's, Inc....................................  9,808     592,795            0.5%
#   Cracker Barrel Old Country Store, Inc..........  6,492     713,276            0.6%
#*  Deckers Outdoor Corp...........................  9,018     620,709            0.5%
*   Express, Inc................................... 30,112     698,899            0.6%
#*  Lumber Liquidators Holdings, Inc...............  6,113     698,043            0.6%
#   Pool Corp...................................... 12,102     658,107            0.5%
#   Sinclair Broadcast Group, Inc. Class A......... 17,966     575,990            0.5%
*   Tenneco, Inc................................... 13,454     714,004            0.6%
#   Vail Resorts, Inc..............................  9,162     645,463            0.5%
    Other Securities...............................         21,020,041           17.2%
                                                           -----------           -----
Total Consumer Discretionary.......................         29,687,759           24.4%
                                                           -----------           -----
Consumer Staples -- (3.4%)
    Casey's General Stores, Inc....................  8,923     650,308            0.5%
#*  Fresh Market, Inc. (The)....................... 13,191     671,554            0.6%
#   Lancaster Colony Corp..........................  7,114     590,391            0.5%
    Other Securities...............................          4,190,914            3.4%
                                                           -----------           -----
Total Consumer Staples.............................          6,103,167            5.0%
                                                           -----------           -----
Energy -- (1.7%)
*   PDC Energy, Inc................................  9,713     658,638            0.5%
    Other Securities...............................          2,492,055            2.1%
                                                           -----------           -----
Total Energy.......................................          3,150,693            2.6%
                                                           -----------           -----
Financials -- (4.9%)
*   Altisource Portfolio Solutions SA..............  4,397     691,560            0.6%
#   Bank of Hawaii Corp............................ 12,325     714,604            0.6%
#   Investors Bancorp, Inc......................... 24,995     592,632            0.5%
    MarketAxess Holdings, Inc......................  9,012     587,853            0.5%
    Other Securities...............................          6,420,492            5.2%
                                                           -----------           -----
Total Financials...................................          9,007,141            7.4%
                                                           -----------           -----
Health Care -- (8.2%)
#*  Charles River Laboratories International, Inc.. 13,386     658,725            0.5%
#   Hill-Rom Holdings, Inc......................... 16,008     660,970            0.5%
#*  Medidata Solutions, Inc........................  6,821     752,425            0.6%
#   Owens & Minor, Inc............................. 18,780     702,748            0.6%
#   STERIS Corp.................................... 14,836     670,439            0.6%
#*  Thoratec Corp.................................. 15,697     677,953            0.6%
    West Pharmaceutical Services, Inc.............. 13,062     631,548            0.5%
    Other Securities...............................         10,107,786            8.3%
                                                           -----------           -----
Total Health Care..................................         14,862,594           12.2%
                                                           -----------           -----
Industrials -- (14.4%)
#   Con-way, Inc................................... 14,642     603,250            0.5%
#   Corporate Executive Board Co. (The)............  8,078     588,886            0.5%
#   Deluxe Corp.................................... 13,749     647,440            0.5%
#   Harsco Corp.................................... 27,489     766,393            0.6%
#*  MasTec, Inc.................................... 27,352     874,443            0.7%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
#*    Proto Labs, Inc....................................     6,913 $    579,724            0.5%
#     RR Donnelley & Sons Co.............................    34,343      637,750            0.5%
*     Spirit Airlines, Inc...............................    18,235      786,840            0.7%
      Other Securities...................................             20,730,925           17.1%
                                                                    ------------          ------
Total Industrials........................................             26,215,651           21.6%
                                                                    ------------          ------
Information Technology -- (13.5%)
#*    Acxiom Corp........................................    18,644      619,540            0.5%
#     Cognex Corp........................................    19,266      602,062            0.5%
      Fair Isaac Corp....................................    10,987      629,335            0.5%
#*    Finisar Corp.......................................    34,468      793,109            0.6%
#     j2 Global, Inc.....................................    12,999      714,685            0.6%
#     Mentor Graphics Corp...............................    31,074      686,114            0.6%
#*    Microsemi Corp.....................................    24,078      605,080            0.5%
#*    Riverbed Technology, Inc...........................    41,999      622,425            0.5%
*     Sapient Corp.......................................    46,955      742,359            0.6%
#*    Take-Two Interactive Software, Inc.................    34,387      615,871            0.5%
#*    Tyler Technologies, Inc............................     7,401      715,751            0.6%
#*    Zebra Technologies Corp. Class A...................    16,366      790,641            0.6%
      Other Securities...................................             16,476,261           13.6%
                                                                    ------------          ------
Total Information Technology.............................             24,613,233           20.2%
                                                                    ------------          ------
Materials -- (3.7%)
#     KapStone Paper and Packaging Corp..................    16,329      848,455            0.7%
#     Worthington Industries, Inc........................    18,625      755,057            0.6%
      Other Securities...................................              5,055,873            4.2%
                                                                    ------------          ------
Total Materials..........................................              6,659,385            5.5%
                                                                    ------------          ------
Telecommunication Services -- (0.5%)
      Other Securities...................................                948,544            0.8%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            121,248,167           99.7%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%.   913,953      913,953            0.8%
                                                                    ------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (32.9%)
(S)@  DFA Short Term Investment Fund..................... 5,166,092   59,771,690           49.1%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $163,510,769)..................................             $181,933,810          149.6%
                                                                    ============          ======

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 29,687,759          --   --    $ 29,687,759
    Consumer Staples............    6,103,167          --   --       6,103,167
    Energy......................    3,150,693          --   --       3,150,693
    Financials..................    9,007,141          --   --       9,007,141
    Health Care.................   14,862,594          --   --      14,862,594
    Industrials.................   26,215,651          --   --      26,215,651
    Information Technology......   24,613,233          --   --      24,613,233
    Materials...................    6,659,385          --   --       6,659,385
    Telecommunication Services..      948,544          --   --         948,544
  Temporary Cash Investments....      913,953          --   --         913,953
  Securities Lending Collateral.           -- $59,771,690   --      59,771,690
                                 ------------ -----------   --    ------------
  TOTAL......................... $122,162,120 $59,771,690   --    $181,933,810
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                      Percentage
                                                  Shares  Value++   of Net Assets**
                                                  ------  -------   ---------------
COMMON STOCKS -- (93.4%)
AUSTRALIA -- (6.7%)
#   BHP Billiton, Ltd. Sponsored ADR............. 13,910 $  983,298            2.1%
    Brambles, Ltd................................ 33,694    295,791            0.6%
    CSL, Ltd.....................................  4,136    271,880            0.6%
    Insurance Australia Group, Ltd............... 37,958    221,671            0.5%
    Woolworths, Ltd.............................. 11,591    382,230            0.8%
    Other Securities.............................         1,045,621            2.3%
                                                         ----------            ----
TOTAL AUSTRALIA..................................         3,200,491            6.9%
                                                         ----------            ----

AUSTRIA -- (0.3%)
    Other Securities.............................           124,041            0.3%
                                                         ----------            ----

CANADA -- (8.8%)
    Canadian National Railway Co.................  3,142    345,400            0.7%
    Royal Bank of Canada.........................  6,899    463,475            1.0%
*   Valeant Pharmaceuticals International, Inc...  4,010    423,937            0.9%
    Other Securities.............................         2,975,883            6.4%
                                                         ----------            ----
TOTAL CANADA.....................................         4,208,695            9.0%
                                                         ----------            ----

CAYMAN ISLANDS -- (0.0%)
    Other Securities.............................             3,353            0.0%
                                                         ----------            ----

FINLAND -- (0.6%)
    Other Securities.............................           281,464            0.6%
                                                         ----------            ----

FRANCE -- (8.0%)
    Air Liquide SA...............................  1,814    246,547            0.5%
    Carrefour SA................................. 12,189    444,929            1.0%
    European Aeronautic Defence and Space Co. NV.  3,994    273,687            0.6%
    LVMH Moet Hennessy Louis Vuitton SA..........  1,376    264,186            0.6%
    Other Securities.............................         2,640,648            5.6%
                                                         ----------            ----
TOTAL FRANCE.....................................         3,869,997            8.3%
                                                         ----------            ----

GERMANY -- (7.9%)
    BASF SE......................................  4,145    430,311            0.9%
    Bayer AG.....................................  6,243    774,458            1.7%
    SAP AG.......................................  4,638    362,933            0.8%
#   SAP AG Sponsored ADR.........................  4,637    363,309            0.8%
    Siemens AG...................................  4,282    547,206            1.2%
    Other Securities.............................         1,328,985            2.7%
                                                         ----------            ----
TOTAL GERMANY....................................         3,807,202            8.1%
                                                         ----------            ----

HONG KONG -- (2.6%)
    AIA Group, Ltd............................... 53,400    271,156            0.6%
    Other Securities.............................           996,057            2.1%
                                                         ----------            ----
TOTAL HONG KONG..................................         1,267,213            2.7%
                                                         ----------            ----

IRELAND -- (0.1%)
    Other Securities.............................            69,003            0.1%
                                                         ----------            ----

ISRAEL -- (0.3%)
    Other Securities.............................           152,651            0.3%
                                                         ----------            ----

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                       Percentage
                                                   Shares  Value++   of Net Assets**
                                                   ------  -------   ---------------
ITALY -- (2.1%)
    Other Securities..............................        $  998,867            2.1%
                                                          ----------           -----
JAPAN -- (19.3%)
    Hoya Corp.....................................  9,600    230,202            0.5%
    Isuzu Motors, Ltd............................. 36,000    224,193            0.5%
    Japan Tobacco, Inc............................  9,800    354,600            0.8%
    KDDI Corp.....................................  4,600    249,120            0.5%
#   Softbank Corp.................................  8,500    634,770            1.4%
    Toyota Motor Corp. Sponsored ADR..............  7,062    913,964            2.0%
    Other Securities..............................         6,678,842           14.2%
                                                          ----------           -----
TOTAL JAPAN.......................................         9,285,691           19.9%
                                                          ----------           -----

NETHERLANDS -- (2.4%)
    Reed Elsevier NV.............................. 10,861    218,356            0.5%
    Unilever NV...................................  7,946    315,023            0.7%
    Other Securities..............................           612,354            1.3%
                                                          ----------           -----
TOTAL NETHERLANDS.................................         1,145,733            2.5%
                                                          ----------           -----

NEW ZEALAND -- (0.1%)
    Other Securities..............................            56,929            0.1%
                                                          ----------           -----

NORWAY -- (0.7%)
    Other Securities..............................           314,136            0.7%
                                                          ----------           -----

SINGAPORE -- (1.0%)
    Other Securities..............................           485,137            1.0%
                                                          ----------           -----

SPAIN -- (2.8%)
*   Telefonica SA................................. 39,188    689,682            1.5%
    Other Securities..............................           670,683            1.4%
                                                          ----------           -----
TOTAL SPAIN.......................................         1,360,365            2.9%
                                                          ----------           -----

SWEDEN -- (2.5%)
    Hennes & Mauritz AB Class B...................  7,014    303,088            0.7%
    Sandvik AB.................................... 18,380    248,351            0.5%
    Other Securities..............................           653,095            1.4%
                                                          ----------           -----
TOTAL SWEDEN......................................         1,204,534            2.6%
                                                          ----------           -----

SWITZERLAND -- (8.1%)
    ABB, Ltd...................................... 18,435    469,679            1.0%
    Cie Financiere Richemont SA...................  4,142    423,518            0.9%
    Roche Holding AG..............................  5,078  1,404,247            3.0%
    Swisscom AG...................................    445    226,975            0.5%
    Syngenta AG...................................    780    314,821            0.7%
    Other Securities..............................         1,062,296            2.3%
                                                          ----------           -----
TOTAL SWITZERLAND.................................         3,901,536            8.4%
                                                          ----------           -----

UNITED KINGDOM -- (19.1%)
    AstraZeneca P.L.C. Sponsored ADR..............  6,533    345,334            0.7%
    BAE Systems P.L.C............................. 59,941    437,239            0.9%
    BHP Billiton P.L.C. ADR.......................  4,890    301,420            0.6%
    British American Tobacco P.L.C. Sponsored ADR.  6,836    755,310            1.6%
    British Sky Broadcasting Group P.L.C.......... 19,219    288,765            0.6%
    BT Group P.L.C................................ 59,214    358,282            0.8%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                               Percentage
                                                                        Shares     Value++   of Net Assets**
                                                                        ------     -------   ---------------
UNITED KINGDOM -- (Continued)
      BT Group P.L.C. Sponsored ADR....................................    5,435 $   329,524            0.7%
      Centrica P.L.C...................................................   54,463     308,028            0.7%
      Compass Group P.L.C..............................................   18,931     272,250            0.6%
      Diageo P.L.C. Sponsored ADR......................................    2,909     371,159            0.8%
      GlaxoSmithKline P.L.C. Sponsored ADR.............................   18,134     954,392            2.0%
      Imperial Tobacco Group P.L.C.....................................   11,879     443,490            0.9%
      Next P.L.C.......................................................    2,908     253,947            0.5%
      Reckitt Benckiser Group P.L.C....................................    3,433     266,947            0.6%
      Reed Elsevier P.L.C..............................................   21,796     305,325            0.7%
      Unilever P.L.C. Sponsored ADR....................................    5,980     242,728            0.5%
      Other Securities.................................................            2,936,124            6.4%
                                                                                 -----------          ------
TOTAL UNITED KINGDOM...................................................            9,170,264           19.6%
                                                                                 -----------          ------
TOTAL COMMON STOCKS....................................................           44,907,302           96.1%
                                                                                 -----------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount     Value+
                                                                        -------    ------           -
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund...................................  259,291   3,000,000            6.4%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $194,993 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $176,336) to be repurchased at $172,879............... $    173     172,878            0.4%
                                                                                 -----------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................            3,172,878            6.8%
                                                                                 -----------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $43,543,518).................................................            $48,080,180          102.9%
                                                                                 ===========          ======

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  -------------------------------------------
                                    Level 1     Level 2   Level 3    Total
                                  ----------- ----------- ------- -----------
   Common Stocks.................
     Australia................... $   983,298 $ 2,217,193   --    $ 3,200,491
     Austria.....................          --     124,041   --        124,041
     Canada......................   4,208,695          --   --      4,208,695
     Cayman Islands..............          --       3,353   --          3,353
     Finland.....................          --     281,464   --        281,464
     France......................          --   3,869,997   --      3,869,997
     Germany.....................     363,309   3,443,893   --      3,807,202
     Hong Kong...................          --   1,267,213   --      1,267,213
     Ireland.....................          --      69,003   --         69,003
     Israel......................          --     152,651   --        152,651
     Italy.......................     254,801     744,066   --        998,867
     Japan.......................     982,732   8,302,959   --      9,285,691
     Netherlands.................          --   1,145,733   --      1,145,733
     New Zealand.................          --      56,929   --         56,929
     Norway......................      37,203     276,933   --        314,136
     Singapore...................          --     485,137   --        485,137
     Spain.......................          --   1,360,365   --      1,360,365
     Sweden......................          --   1,204,534   --      1,204,534
     Switzerland.................          --   3,901,536   --      3,901,536
     United Kingdom..............   3,508,834   5,661,430   --      9,170,264
   Securities Lending Collateral.          --   3,172,878   --      3,172,878
                                  ----------- -----------   --    -----------
   TOTAL......................... $10,338,872 $37,741,308   --    $48,080,180
                                  =========== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                          Percentage
                                      Shares  Value++   of Net Assets**
                                      ------  -------   ---------------
        COMMON STOCKS -- (89.4%)
        AUSTRALIA -- (5.4%)
        #   JB Hi-Fi, Ltd............  7,512 $  154,806            0.4%
            Other Securities.........         2,526,472            5.7%
                                             ----------           -----
        TOTAL AUSTRALIA..............         2,681,278            6.1%
                                             ----------           -----

        AUSTRIA -- (0.7%)
            Other Securities.........           371,238            0.8%
                                             ----------           -----

        BELGIUM -- (0.6%)
            Other Securities.........           313,066            0.7%
                                             ----------           -----

        CANADA -- (9.0%)
        #   Cineplex, Inc............  4,424    178,207            0.4%
        #   Mullen Group, Ltd........  6,454    172,948            0.4%
            Stantec, Inc.............  2,700    160,449            0.4%
            TransForce, Inc..........  7,000    155,018            0.4%
        #   Whitecap Resources, Inc.. 17,351    201,526            0.5%
            Other Securities.........         3,556,362            7.9%
                                             ----------           -----
        TOTAL CANADA.................         4,424,510           10.0%
                                             ----------           -----

        DENMARK -- (1.4%)
        *   Topdanmark A.S...........  6,496    176,807            0.4%
            Other Securities.........           517,536            1.2%
                                             ----------           -----
        TOTAL DENMARK................           694,343            1.6%
                                             ----------           -----

        FINLAND -- (2.3%)
            Elisa Oyj................ 10,301    258,079            0.6%
            Orion Oyj Class B........  7,379    198,320            0.4%
            Other Securities.........           659,545            1.5%
                                             ----------           -----
        TOTAL FINLAND................         1,115,944            2.5%
                                             ----------           -----

        FRANCE -- (3.7%)
            Eurofins Scientific......    594    162,612            0.4%
        #   Ingenico.................  2,769    208,003            0.5%
        #   Neopost SA...............  2,613    197,284            0.5%
            Other Securities.........         1,277,429            2.8%
                                             ----------           -----
        TOTAL FRANCE.................         1,845,328            4.2%
                                             ----------           -----

        GERMANY -- (4.6%)
            Gerresheimer AG..........  2,387    157,897            0.4%
            Software AG..............  4,341    160,736            0.4%
            Stada Arzneimittel AG....  4,810    276,487            0.6%
            Wincor Nixdorf AG........  2,398    158,552            0.4%
            Other Securities.........         1,512,539            3.3%
                                             ----------           -----
        TOTAL GERMANY................         2,266,211            5.1%
                                             ----------           -----

        HONG KONG -- (3.3%)
            VTech Holdings, Ltd...... 11,800    168,500            0.4%
            Other Securities.........         1,439,313            3.2%
                                             ----------           -----
        TOTAL HONG KONG..............         1,607,813            3.6%
                                             ----------           -----

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                             Percentage
                                         Shares  Value++   of Net Assets**
                                         ------  -------   ---------------
     IRELAND -- (0.6%)
         Other Securities...............        $  284,473            0.6%
                                                ----------           -----

     ISRAEL -- (0.6%)
         Other Securities...............           305,532            0.7%
                                                ----------           -----

     ITALY -- (2.7%)
         Azimut Holding SpA.............  8,260    209,533            0.5%
     *   Mediaset SpA................... 33,525    167,413            0.4%
         Other Securities...............           945,613            2.1%
                                                ----------           -----
     TOTAL ITALY........................         1,322,559            3.0%
                                                ----------           -----

     JAPAN -- (19.8%)
         Other Securities...............         9,735,848           22.0%
                                                ----------           -----

     NETHERLANDS -- (2.1%)
         Aalberts Industries NV.........  6,461    192,905            0.4%
         Nutreco NV.....................  4,782    233,771            0.5%
     *   SBM Offshore NV................ 12,344    258,366            0.6%
         Other Securities...............           356,909            0.9%
                                                ----------           -----
     TOTAL NETHERLANDS..................         1,041,951            2.4%
                                                ----------           -----

     NEW ZEALAND -- (0.7%)
         Other Securities...............           334,103            0.8%
                                                ----------           -----

     NORWAY -- (1.3%)
         Other Securities...............           625,300            1.4%
                                                ----------           -----

     PORTUGAL -- (0.8%)
     #   Portugal Telecom SGPS SA....... 46,437    209,315            0.5%
         Other Securities...............           190,300            0.4%
                                                ----------           -----
     TOTAL PORTUGAL.....................           399,615            0.9%
                                                ----------           -----

     SINGAPORE -- (1.2%)
         Other Securities...............           593,986            1.3%
                                                ----------           -----

     SPAIN -- (2.2%)
         Bolsas y Mercados Espanoles SA.  5,122    191,513            0.4%
     *   Jazztel P.L.C.................. 14,290    156,516            0.4%
         Other Securities...............           713,418            1.6%
                                                ----------           -----
     TOTAL SPAIN........................         1,061,447            2.4%
                                                ----------           -----

     SWEDEN -- (3.0%)
         JM AB..........................  5,568    158,617            0.4%
         Other Securities...............         1,314,069            2.9%
                                                ----------           -----
     TOTAL SWEDEN.......................         1,472,686            3.3%
                                                ----------           -----

     SWITZERLAND -- (4.7%)
     *   Dufry AG.......................  1,755    283,550            0.6%
         Galenica AG....................    269    237,744            0.5%
         Georg Fischer AG...............    268    184,611            0.4%
         OC Oerlikon Corp. AG........... 12,149    169,845            0.4%
         Other Securities...............         1,422,877            3.3%
                                                ----------           -----
     TOTAL SWITZERLAND..................         2,298,627            5.2%
                                                ----------           -----

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                               Percentage
                                                                        Shares     Value++   of Net Assets**
                                                                        ------     -------   ---------------
UNITED KINGDOM -- (18.7%)
      AMEC P.L.C.......................................................   16,952 $   319,718            0.7%
      Ashtead Group P.L.C..............................................   25,048     263,208            0.6%
      Cobham P.L.C.....................................................   58,973     272,355            0.6%
      Daily Mail & General Trust P.L.C.................................   14,174     184,869            0.4%
*     Dixons Retail P.L.C..............................................  219,319     171,837            0.4%
      Essentra PLC.....................................................   12,868     161,788            0.4%
      G4S P.L.C........................................................   65,120     273,524            0.6%
      Halma P.L.C......................................................   27,252     239,369            0.5%
      Hays P.L.C.......................................................   98,436     196,468            0.4%
      Howden Joinery Group P.L.C.......................................   47,914     247,795            0.6%
      IG Group Holdings P.L.C..........................................   22,282     218,987            0.5%
      Inmarsat P.L.C...................................................   27,254     314,558            0.7%
      Invensys P.L.C...................................................   28,294     227,049            0.5%
      Rightmove P.L.C..................................................    6,219     264,272            0.6%
      Rotork P.L.C.....................................................    5,840     267,567            0.6%
      Spectris P.L.C...................................................    6,654     246,383            0.6%
      Spirax-Sarco Engineering P.L.C...................................    5,617     262,674            0.6%
      Telecity Group P.L.C.............................................   14,605     178,552            0.4%
*     Thomas Cook Group P.L.C..........................................   97,142     223,579            0.5%
      UBM P.L.C........................................................   17,280     189,156            0.4%
      Other Securities.................................................            4,497,572           10.2%
                                                                                 -----------          ------
TOTAL UNITED KINGDOM...................................................            9,221,280           20.8%
                                                                                 -----------          ------
TOTAL COMMON STOCKS....................................................           44,017,138           99.4%
                                                                                 -----------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount     Value+
                                                                        -------    ------           -
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund...................................  432,152   5,000,000           11.3%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $274,041 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $247,820) to be repurchased at $242,962............... $    243     242,961            0.6%
                                                                                 -----------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................            5,242,961           11.9%
                                                                                 -----------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $44,184,365).................................................            $49,260,099          111.3%
                                                                                 ===========          ======

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  ------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                  ---------- ----------- ------- -----------
   Common Stocks.................
     Australia...................         -- $ 2,681,278   --    $ 2,681,278
     Austria.....................         --     371,238   --        371,238
     Belgium.....................         --     313,066   --        313,066
     Canada...................... $4,424,510          --   --      4,424,510
     Denmark.....................         --     694,343   --        694,343
     Finland.....................         --   1,115,944   --      1,115,944
     France......................         --   1,845,328   --      1,845,328
     Germany.....................         --   2,266,211   --      2,266,211
     Hong Kong...................        142   1,607,671   --      1,607,813
     Ireland.....................         --     284,473   --        284,473
     Israel......................         --     305,532   --        305,532
     Italy.......................     87,039   1,235,520   --      1,322,559
     Japan.......................     18,656   9,717,192   --      9,735,848
     Netherlands.................         --   1,041,951   --      1,041,951
     New Zealand.................         --     334,103   --        334,103
     Norway......................         --     625,300   --        625,300
     Portugal....................         --     399,615   --        399,615
     Singapore...................         --     593,986   --        593,986
     Spain.......................         --   1,061,447   --      1,061,447
     Sweden......................         --   1,472,686   --      1,472,686
     Switzerland.................         --   2,298,627   --      2,298,627
     United Kingdom..............         --   9,221,280   --      9,221,280
   Securities Lending Collateral.         --   5,242,961   --      5,242,961
                                  ---------- -----------   --    -----------
   TOTAL......................... $4,530,347 $44,729,752   --    $49,260,099
                                  ========== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013

          (Amounts in thousands, except share and per share amounts)

                                                                                              International International
                                                                U.S. Large Cap U.S. Small Cap   Large Cap     Small Cap
                                                                    Growth         Growth        Growth        Growth
                                                                  Portfolio      Portfolio      Portfolio    Portfolio*
                                                                -------------- -------------- ------------- -------------
ASSETS:
Investments at Value (including $45,896, $58,220, $2,884 and
 $5,603 of securities on loan, respectively)...................    $220,983       $121,248       $44,907       $44,017
Temporary Cash Investments at Value & Cost.....................       3,139            914            --            --
Collateral Received from Securities on Loan at Value & Cost....          --             --           173           243
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost..................................................      47,022         59,772         3,000         5,000
Foreign Currencies at Value....................................          --             --            45           149
Cash...........................................................          --             --           436           191
Receivables:
  Dividends, Interest and Tax Reclaims.........................         171             27            70            81
  Securities Lending Income....................................           6             10             4             5
  Fund Shares Sold.............................................       2,138            121         1,674            54
  From Advisor.................................................          16             --             1            --
Deferred Offering Costs........................................           5              5             5             5
Prepaid Expenses and Other Assets..............................          40             27            15            27
                                                                   --------       --------       -------       -------
     Total Assets..............................................     273,520        182,124        50,330        49,772
                                                                   --------       --------       -------       -------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................      47,022         59,772         3,173         5,243
  Investment Securities Purchased..............................       2,549            680           428           224
  Fund Shares Redeemed.........................................           8              6             3             2
  Due to Advisor...............................................          --              8            --            11
Unrealized Loss on Foreign Currency Contracts..................          --             --             1            --
Accrued Expenses and Other Liabilities.........................          37             24            17            18
                                                                   --------       --------       -------       -------
     Total Liabilities.........................................      49,616         60,490         3,622         5,498
                                                                   --------       --------       -------       -------
NET ASSETS.....................................................    $223,904       $121,634       $46,708       $44,274
                                                                   ========       ========       =======       =======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $223,904;
 $121,634; $46,708 and $44,274 and shares outstanding of
 17,822,932; 9,028,870; 3,956,097 and 3,623,825,
 respectively..................................................    $  12.56       $  13.47       $ 11.81       $ 12.22
                                                                   ========       ========       =======       =======
Investments at Cost............................................    $199,145       $102,825       $40,371       $38,941
                                                                   ========       ========       =======       =======
Foreign Currencies at Cost.....................................    $     --       $     --       $    46       $   150
                                                                   ========       ========       =======       =======
NET ASSETS CONSIST OF:
Paid-In Capital................................................    $201,705       $102,210       $42,061       $39,137
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income).....................................         398             83           151           149
Accumulated Net Realized Gain (Loss)...........................         (37)           918           (39)          (88)
Net Unrealized Foreign Exchange Gain (Loss)....................          --             --            --             1
Net Unrealized Appreciation (Depreciation).....................      21,838         18,423         4,535         5,075
                                                                   --------       --------       -------       -------
NET ASSETS.....................................................    $223,904       $121,634       $46,708       $44,274
                                                                   ========       ========       =======       =======

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE PERIOD ENDED OCTOBER 31, 2013

                            (Amounts in thousands)

                                                                                                 International International
                                                                      U.S. Large    U.S. Small     Large Cap     Small Cap
                                                                      Cap Growth    Cap Growth      Growth        Growth
                                                                     Portfolio (a) Portfolio (a) Portfolio (a) Portfolio (a)
                                                                     ------------- ------------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $44 and $41,
   respectively)....................................................    $ 1,519       $   535       $  569        $  586
  Interest..........................................................          4             2           --            --
  Income from Securities Lending....................................         33            54           25            34
                                                                        -------       -------       ------        ------
     Total Investment Income........................................      1,556           591          594           620
                                                                        -------       -------       ------        ------
Fund Expenses
  Investment Advisory Services Fees.................................        148           186           51           102
  Accounting & Transfer Agent Fees..................................         11            11           16            16
  Custodian Fees....................................................         10             8           22            39
  Filing Fees.......................................................         33            17            6             9
  Shareholders' Reports.............................................          8             5            3             3
  Directors'/Trustees' Fees & Expenses..............................          1            --           --            --
  Professional Fees.................................................          1             1           --            --
                                                                             30            30           30            30
  Other.............................................................          3             3            5             4
                                                                        -------       -------       ------        ------
     Total Expenses.................................................        245           261          133           203
                                                                        -------       -------       ------        ------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................        (70)          (49)         (71)          (91)
  Fees Paid Indirectly..............................................         --            --           (1)           (1)
                                                                        -------       -------       ------        ------
  Net Expenses......................................................        175           212           61           111
                                                                        -------       -------       ------        ------
  Net Investment Income (Loss)......................................      1,381           379          533           509
                                                                        -------       -------       ------        ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................        (38)          898          (39)          (88)
    Futures.........................................................          1            20           --            --
    Foreign Currency Transactions...................................         --            --           (9)           (7)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................     21,838        18,423        4,535         5,075
    Translation of Foreign Currency Denominated Amounts.............         --            --           --             1
                                                                        -------       -------       ------        ------
  Net Realized and Unrealized Gain (Loss)...........................     21,801        19,341        4,487         4,981
                                                                        -------       -------       ------        ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................    $23,182       $19,720       $5,020        $5,490
                                                                        =======       =======       ======        ======

----------
(a)The Portfolio commenced operations on December 20, 2012.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        International    International
                                                      U.S. Large Cap   U.S. Small Cap     Large Cap        Small Cap
                                                     Growth Portfolio Growth Portfolio Growth Portfolio Growth Portfolio
                                                     ---------------- ---------------- ---------------- ----------------
                                                          Period           Period           Period           Period
                                                         Dec. 20,         Dec. 20,         Dec. 20,         Dec. 20,
                                                         2012 (a)         2012 (a)         2012 (a)         2012 (a)
                                                            to               to               to               to
                                                         Oct. 31,         Oct. 31,         Oct. 31,         Oct. 31,
                                                           2013             2013             2013             2013
                                                     ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................     $  1,381         $    379         $   533          $   509
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................          (38)             898             (39)             (88)
    Futures.........................................            1               20              --               --
    Foreign Currency Transactions...................           --               --              (9)              (7)
  Change in Unrealized Appreciation (Depreciation)
   of:
    Investment Securities and Foreign Currency......       21,838           18,423           4,535            5,075
    Translation of Foreign Currency Denominated
     Amounts........................................           --               --              --                1
                                                         --------         --------         -------          -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................       23,182           19,720           5,020            5,490
                                                         --------         --------         -------          -------
Distributions From:
  Net Investment Income:
  Institutional Class Shares........................         (991)            (304)           (382)            (361)
                                                         --------         --------         -------          -------
     Total Distributions............................         (991)            (304)           (382)            (361)
                                                         --------         --------         -------          -------
Capital Share Transactions (1):
  Shares Issued.....................................      220,963          108,051          42,798           39,725
  Shares Issued in Lieu of Cash Distributions.......          986              304             381              360
  Shares Redeemed...................................      (20,236)          (6,137)         (1,109)            (940)
                                                         --------         --------         -------          -------
     Net Increase (Decrease) from Capital Share
      Transactions..................................      201,713          102,218          42,070           39,145
                                                         --------         --------         -------          -------
     Total Increase (Decrease) in Net Assets........      223,904          121,634          46,708           44,274
Net Assets
  Beginning of Period...............................           --               --              --               --
                                                         --------         --------         -------          -------
  End of Period.....................................     $223,904         $121,634         $46,708          $44,274
                                                         ========         ========         =======          =======
(1) Shares Issued and Redeemed:
  Shares Issued.....................................       19,482            9,497           4,020            3,673
  Shares Issued in Lieu of Cash Distributions.......           84               24              35               33
  Shares Redeemed...................................       (1,743)            (492)            (99)             (82)
                                                         --------         --------         -------          -------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................       17,823            9,029           3,956            3,624
                                                         ========         ========         =======          =======
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).................................     $    398         $     83         $   151          $   149

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                            International      International
                                                    U.S. Large Cap      U.S. Small Cap        Large Cap          Small Cap
                                                   Growth Portfolio    Growth Portfolio    Growth Portfolio   Growth Portfolio
                                                   ----------------    ----------------    ----------------   ----------------
                                                        Period              Period              Period             Period
                                                       Dec. 20,            Dec. 20,            Dec. 20,           Dec. 20,
                                                       2012 (a)            2012 (a)            2012 (a)           2012 (a)
                                                          to                  to                  to                 to
                                                       Oct. 31,            Oct. 31,            Oct. 31,           Oct. 31,
                                                         2013                2013                2013               2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............     $  10.00            $  10.00            $ 10.00            $ 10.00
                                                       --------            --------            -------            -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................         0.16                0.07               0.24               0.24
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................         2.49                3.44               1.74               2.13
                                                       --------            --------            -------            -------
   Total from Investment Operations...............         2.65                3.51               1.98               2.37
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................        (0.09)              (0.04)             (0.17)             (0.15)
                                                       --------            --------            -------            -------
   Total Distributions............................        (0.09)              (0.04)             (0.17)             (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................     $  12.56            $  13.47            $ 11.81            $ 12.22
=================================================  ================    ================    ================   ================
Total Return......................................        26.58%(D)           35.17%(D)          19.98%(D)          23.83%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............     $223,904            $121,634            $46,708            $44,274
Ratio of Expenses to Average Net Assets...........         0.20%(B)(C)         0.40%(B)(C)        0.30%(B)(C)        0.55%(B)(C)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of Expenses
 and/or Recovery of Previously Waived Fees).......         0.28%(B)(C)         0.49%(B)(C)        0.65%(B)(C)        1.00%(B)(C)
Ratio of Net Investment Income to Average Net
 Assets...........................................         1.59%(C)            0.71%(C)           2.60%(C)           2.50%(C)
Portfolio Turnover Rate...........................           10%(D)              25%(D)              3%(D)              7%(D)
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers seventy-six operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "Portfolios"), are included in this report. The remaining seventy-two portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the "Domestic Equity Portfolios") and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the period ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio.

Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolios.

   For the period ended October 31, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                U.S. Large Cap Growth Portfolio.......... 0.17%
                U.S. Small Cap Growth Portfolio.......... 0.35%
                International Large Cap Growth Portfolio. 0.25%
                International Small Cap Growth Portfolio. 0.50%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of its advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the period ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                          Previously
                                                           Recovery      Waived Fees/
                                                         of Previously     Expenses
                                               Expense   Waived Fees/       Assumed
                                              Limitation   Expenses    Subject to Future
Institutional Class Shares                      Amount      Assumed        Recovery
--------------------------                    ---------- ------------- -----------------
U.S. Large Cap Growth Portfolio (1)..........    0.20%        --              $70
U.S. Small Cap Growth Portfolio (1)..........    0.40%        --               49
International Large Cap Growth Portfolio (1).    0.30%        --               71
International Small Cap Growth Portfolio (1).    0.55%        --               91

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that a Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount listed above for such class of shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the period ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                        Fees Paid
                                                        Indirectly
              -                                         ----------
              International Large Cap Growth Portfolio.     $1
              International Small Cap Growth Portfolio.      1

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 U.S. Large Cap Growth Portfolio.......... $--
                 U.S. Small Cap Growth Portfolio..........  --
                 International Large Cap Growth Portfolio.  --
                 International Small Cap Growth Portfolio.  --

E. Purchases and Sales of Securities:

   For the period ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases  Sales
          -                                         --------- -------
          U.S. Large Cap Growth Portfolio.......... $210,356  $10,817
          U.S. Small Cap Growth Portfolio..........  119,103   16,162
          International Large Cap Growth Portfolio.   41,250      837
          International Small Cap Growth Portfolio.   40,661    1,608

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, non-deductible organizational costs, 90 day stock issuance expense, non-deductible excise tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             Increase       Increase
                                                            (Decrease)     (Decrease)
                                             Increase     Undistributed   Accumulated
                                            (Decrease)    Net Investment  Net Realized
                                          Paid-In Capital     Income     Gains (Losses)
-                                         --------------- -------------- --------------
US Large Cap Growth Portfolio............       $(8)           $ 8             --
US Small Cap Growth Portfolio............        (8)             8             --
International Large Cap Growth Portfolio.        (9)            --            $ 9
International Small Cap Growth Portfolio.        (8)             1              7

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains Total
  -                                         -------------- ------------- -----
  US Large Cap Growth Portfolio
  2013.....................................      $991           --       $991
  US Small Cap Growth Portfolio
  2013.....................................       304           --        304
  International Large Cap Growth Portfolio
  2013.....................................       382           --        382
  International Small Cap Growth Portfolio
  2013.....................................       361           --        361

   Each Portfolio commenced operations on December 20, 2012, and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                Undistributed                                             Total Net
                                Net Investment                                          Distributable
                                  Income and   Undistributed   Capital     Unrealized     Earnings
                                  Short-Term     Long-Term      Loss      Appreciation  (Accumulated
                                Capital Gains  Capital Gains Carryfoward (Depreciation)    Losses)
-                               -------------- ------------- ----------- -------------- -------------
US Large Cap Growth Portfolio..      $399            --         $(26)       $21,827        $22,200
US Small Cap Growth Portfolio..       989           $12           --         18,423         19,424
International Large Cap Growth
  Portfolio....................       149            --          (40)         4,538          4,647
International Small Cap Growth
  Portfolio....................       150            --          (87)         5,075          5,138

   For federal income tax purposes, the Fund measures its capital loss carry forwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013 the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicted expiration dates (amounts in thousands):

                                               Expires on October 31,
                                               ----------------------
                                                     Unlimited        Total
                                               ---------------------- -----
     US Large Cap Growth Portfolio............          $26            $26
     International Large Cap Growth Portfolio.           40             40
     International Small Cap Growth Portfolio.           87             87

   During the year ended October 31, 2013, each Portfolio did not utilize capital loss carryforwards.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                  Net
                                                                               Unrealized
                                          Federal   Unrealized   Unrealized   Appreciation
                                          Tax Cost Appreciation Depreciation (Depreciation)
                                          -------- ------------ ------------ --------------
US Large Cap Growth Portfolio............ $249,317   $23,606      $(1,779)      $21,827
US Small Cap Growth Portfolio............  163,511    19,658       (1,235)       18,423
International Large Cap Growth Portfolio.   43,544     4,974         (437)        4,537
International Small Cap Growth Portfolio.   44,184     5,930         (854)        5,076

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior year remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2013:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized gains and losses from the U.S. Large Cap Growth Portfolio's and U.S. Small Cap Growth Porfolio's derivative instrument holdings categorized by primary risk exposure through the period ended October 31, 2013 (amounts in thousands):

                                            Realized Gain (Loss) on
                                        Derivatives Recognized in Income
                                        --------------------------------
                                                     Equity
                                                   Contracts
                                        --------------------------------
       U.S. Large Cap Growth Portfolio.               $ 1
       U.S. Small Cap Growth Portfolio.                20

   During the period ended October 31, 2013, U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio had limited activity in futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average    Average Loan     Days     Expense  Borrowed During
                                 Interest Rate   Balance    Outstanding* Incurred   the Period
                                 ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Growth Portfolio.     0.84%        $1,397         15         --        $3,040
U.S. Small Cap Growth Portfolio.     0.87%           110          1         --           110

* Number of Days Outstanding represents the total of single or consecutive days during the period ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2013.

I. Securities Lending:

   As of October 31, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, International Small Cap Growth Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $678 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                             Approximate
                                                              Percentage
                                                Number of   of Outstanding
                                               Shareholders     Shares
                                               ------------ --------------
     U.S. Large Cap Growth Portfolio..........      3             95%
     U.S. Small Cap Growth Portfolio..........      3             99%
     International Large Cap Growth Portfolio.      3             98%
     International Small Cap Growth Portfolio.      3             99%

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio, and International Small Cap Growth Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the period December 20, 2012 (commencement of operations) through October 31, 2013, the changes in each of their net assets and the financial highlights for the period December 20, 2012 (commencement of operations) through October 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

       Name, Position                                Portfolios within the
       with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth     Length of Service           Overseen           Other Directorships of Public Companies Held
------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides        Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                          investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                   Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                          investment companies   Professor of Economics, The University of Chicago
Trustee of DFAITC and DEM.                                                  Booth School of Business (since 1965). Member and
The University of Chicago                                                   Chair, Competitive Markets Advisory Committee,
Booth School of Business                                                    Chicago Mercantile Exchange (futures trading
5807 S. Woodlawn                                                            exchange) (since 2004). Formerly, Director of
Avenue                                                                      UNext, Inc. (1999-2006). Trustee, Harbor Fund
Chicago, IL 60637                                                           (registered investment company) (30 Portfolios)
1939                                                                        (since 1994). Formerly, Member of the Board of
                                                                            Milwaukee Mutual Insurance Company (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson               Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                          investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                  Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                   fund manager) (since 2001). Consultant to
P.O. Box 208200                                                             Morningstar, Inc. (since 2006). Formerly,
New Haven, CT                                                               Chairman, Ibbotson Associates, Inc., Chicago, IL
06520-8200                                                                  (software data publishing and consulting)
1943                                                                        (1977-2006). Formerly, Director, BIRR Portfolio
                                                                            Analysis, Inc. (software products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear                Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                          investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                  Professor of Human Resources Management and
Stanford University Graduate                                                Economics, Graduate School of Business, Stanford
School of Business                                                          University (since 1995). Cornerstone Research
518 Memorial Way                                                            (expert testimony and economic and financial
Stanford, CA 94305-5015                                                     analysis) (since 2009). Formerly, Chairman of the
1948                                                                        President George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White House
                                                                            Panel on Tax Reform (2005).
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes                Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                          investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                  Chairman, Platinum Grove Asset Management, L.P.
c/o Dimensional Fund                                                        (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                                Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                          Partner, Oak Hill Capital Management (private
Building 1                                                                  equity firm) (until 2004). Director, American
Austin, TX 78746                                                            Century Fund Complex (registered investment
1941                                                                        companies) (40 Portfolios) (since 1980).
                                                                            Formerly, Director, Chicago Mercantile Exchange
                                                                            (2001-2008).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                  Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                          investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                  Chicago Booth School of Business (since 1980).
The University of Chicago                                                   Co-Director Investment Research, Fundamental
Booth School of Business                                                    Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn                                                            Director, HNI Corporation (formerly known as HON
Avenue                                                                      Industries Inc.) (office furniture) (since 2000).
Chicago, IL 60637                                                           Director, Ryder System Inc. (transportation,
1953                                                                        logistics and supply-chain management) (since
                                                                            2003). Trustee, UBS Funds (4 investment companies
                                                                            within the fund complex) (52 portfolios) (since
                                                                            2009).

       Name, Position                                Portfolios within the   Principal Occupation(s) During Past 5
       with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/    Years and Other Directorships of Public
 Address and Year of Birth     Length of Service           Overseen                     Companies Held
--------------------------------------------------------------------------------------------------------------------
                                          Interested Trustees/Directors*
--------------------------------------------------------------------------------------------------------------------
David G. Booth                  Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President,
Chairman, Director,                                  investment companies   and Co-Chief Executive Officer (since
Co-Chief Executive Officer                                                  January 2010) of Dimensional Holdings
and President of DFAIDG and                                                 Inc., Dimensional Fund Advisors LP, DFA
DIG. Chairman, Trustee,                                                     Securities LLC, DEM, DFAIDG, DIG and
Co-Chief Executive Officer                                                  DFAITC. Director of Dimensional Fund
and President of DFAITC and                                                 Advisors Ltd., Dimensional Funds PLC,
DEM.                                                                        Dimensional Funds II PLC, DFA Australia
6300 Bee Cave Road,                                                         Limited, Dimensional Cayman Commodity
Building One                                                                Fund I Ltd., Dimensional Japan Ltd. and
Austin, Texas 78746                                                         Dimensional Advisors Ltd. Chairman,
1946                                                                        Director and Co-Chief Executive Officer
                                                                            of Dimensional Fund Advisors Canada
                                                                            ULC. President, Dimensional SmartNest
                                                                            (US) LLC. Limited Partner, Oak Hill
                                                                            Partners (since 2001) and VSC
                                                                            Investors, LLC (since 2007). Trustee,
                                                                            The University of Chicago. Trustee,
                                                                            University of Kansas Endowment
                                                                            Association. Formerly, Chief Executive
                                                                            Officer (until 2010) and Chief
                                                                            Investment Officer (2003-2007) of
                                                                            Dimensional Fund Advisors LP, DFA
                                                                            Securities LLC, DEM, DFAIDG, DIG ,
                                                                            DFAITC, Dimensional Holdings Inc.
                                                                            Formerly, Chief Investment Officer of
                                                                            Dimensional Fund Advisors Ltd.
                                                                            Formerly, President and Chief
                                                                            Investment Officer of DFA Australia
                                                                            Limited. Formerly, Director, SA Funds
                                                                            (registered investment company).
--------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto              Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since
Director, Co-Chief Executive                         investment companies   January 2010), Chief Investment Officer
Officer and Chief Investment                                                (since March 2007) and Director/Trustee
Officer of DFAIDG and DIG.                                                  of Dimensional Holdings Inc.,
Trustee, Co-Chief Executive                                                 Dimensional Fund Advisors LP, DFA
Officer and Chief Investment                                                Securities LLC, DEM, DFAIDG, DIG,
Officer of DFAITC and DEM.                                                  DFAITC and Dimensional Cayman Commodity
6300 Bee Cave Road,                                                         Fund I Ltd. Director, Co-Chief
Building One                                                                Executive Officer, President and Chief
Austin, TX 78746                                                            Investment Officer of Dimensional Fund
1967                                                                        Advisors Canada ULC. Chief Investment
                                                                            Officer, Vice President and Director of
                                                                            DFA Australia Limited. Director of
                                                                            Dimensional Fund Advisors Ltd.,
                                                                            Dimensional Funds PLC, Dimensional
                                                                            Funds II PLC, Dimensional Japan Ltd.
                                                                            and Dimensional Advisors Ltd., Formerly
                                                                            President of Dimensional Holdings Inc,
                                                                            Dimensional Fund Advisors LP, DFA
                                                                            Securities LLC, DEM, DFAIDG, DIG,
                                                                            DFAITC and Dimensional Fund Advisors
                                                                            Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
                                                     Officers
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                  Since 2008      Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                 Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                  Since 2005      Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                 Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                Since 2007      Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                 Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                  Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                 Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                    Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                 Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                     Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                      Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell               Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (August 2002-January 2012).
1976
---------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
   Name, Position with the Fund      and Length of
        and Year of Birth               Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                      Since 2007      Vice President of all the DFA Entities.
Vice President
1949
---------------------------------------------------------------------------------------------------------------------------
George H. Crane                        Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                         President and Managing Director at State Street Bank & Trust
1955                                                   Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                 Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                     and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                   Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------
James L. Davis                         Since 1999      Vice President of all the DFA Entities.
Vice President
1956
---------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                        Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                         Dimensional Fund Advisors Canada ULC.
1957
---------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                       Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                         Dimensional (since August 2008).
1972
---------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                     Since 2001      Vice President of all the DFA Entities.
Vice President
1970
---------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                     Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                           DFA Australia Limited.
Secretary
1965
---------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                    Since 2004      Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                         Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                         Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                   Manager of Dimensional (since January 2012).
---------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                      Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                         for Dimensional (since June 2006).
1970
---------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                       Since 2007      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                         Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                         at BlackRock (2004-January 2012).
1968
---------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                          Since 2000      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
John T. Gray                           Since 2007      Vice President of all the DFA Entities.
Vice President
1974
---------------------------------------------------------------------------------------------------------------------------
Christian Gunther                      Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                   Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                       (2008-2009); Trader for Dimensional (2004-2008).
---------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                         Since 2007      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                     Since 2005      Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Kevin B. Hight               Since 2005      Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho              Since 2004      Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath           Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine            Since 2013      Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                 Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones             Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating           Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper             Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner            Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn              Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich           Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski          Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad             Since 2011      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane              Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao               Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso             Since 2013      Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).
----------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
     Name, Position with the Fund           and Length of
           and Year of Birth                   Service            Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------
Juliet H. Lee                            Since 2005            Vice President of all the DFA Entities.
Vice President
1971
-----------------------------------------------------------------------------------------------------------------
Marlena I. Lee                           Since 2011            Vice President of all the DFA Entities. Formerly,
Vice President                                                 Research Associate for Dimensional (July
1980                                                           2008-2010).
-----------------------------------------------------------------------------------------------------------------
John B. Lessley                          Since 2013            Vice President of all the DFA Entities. Regional
Vice President                                                 Director for Dimensional (since January 2008).
1960
-----------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                        Since 2009            Vice President of all the DFA Entities. Regional
Vice President                                                 Director for Dimensional (since February 2004).
1969
-----------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                        Since 2010            Vice President of all the DFA Entities and
Vice President                                                 Dimensional Cayman Commodity Fund I Ltd. Counsel
1972                                                           for Dimensional (since September 2006).
-----------------------------------------------------------------------------------------------------------------
Rose C. Manziano                         Since 2013            Vice President of all the DFA Entities. Regional
Vice President                                                 Director for Dimensional (Since August 2010).
1971                                                           Formerly, Vice President, Sales and Business
                                                               Development at AdvisorsIG (PPMG) (2009- 2010);
                                                               Vice President at Credit Suisse (2007-2009).
-----------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                          Since 2008            Vice President of all the DFA Entities and Head
Vice President & Head of Global                                of Global Human Resources of Dimensional.
Human Resources
1970
-----------------------------------------------------------------------------------------------------------------
David R. Martin                          Since 2007            Vice President, Chief Financial Officer and
Vice President, Chief Financial Officer                        Treasurer of all the DFA Entities. Director, Vice
and Treasurer                                                  President, Chief Financial Officer and Treasurer
1956                                                           of Dimensional Fund Advisors Ltd., DFA Australia
                                                               Limited, Dimensional Advisors Ltd., Dimensional
                                                               Fund Advisors Pte. Ltd., Dimensional Hong Kong
                                                               Limited and Dimensional Fund Advisors Canada ULC.
                                                               Chief Financial Officer, Treasurer, and Vice
                                                               President of Dimensional SmartNest (US) LLC, and
                                                               Dimensional Cayman Commodity Fund I Ltd. Director
                                                               of Dimensional Funds PLC and Dimensional Funds II
                                                               PLC. Statutory Auditor of Dimensional Japan Ltd.
-----------------------------------------------------------------------------------------------------------------
Matthew H. Miller                        Since 2013            Vice President of all the DFA Entities. Client
Vice President                                                 Service Manager for Dimensional (Since 2012).
1978                                                           Formerly, Regional Director for Dimensional
                                                               (2008-2011; Senior Associate at Dimensional
                                                               (2007-2010).
-----------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                       Since 2013            Vice President of all the DFA Entities. Manager,
Vice President                                                 Investment Systems at Dimensional (Since 2011).
1971                                                           Formerly, Project Manager for Dimensional
                                                               (2007-2010).
-----------------------------------------------------------------------------------------------------------------
Catherine L. Newell                      Vice President since  Vice President and Secretary of all the DFA
Vice President and Secretary             1997 and Secretary    Entities. Director, Vice President and Secretary
1964                                     since 2000            of DFA Australia Limited and Dimensional Fund
                                                               Advisors Ltd. (since February 2002, April 1997
                                                               and May 2002, respectively). Vice President and
                                                               Secretary of Dimensional Fund Advisors Canada ULC
                                                               (since June 2003), Dimensional SmartNest (US)
                                                               LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                               Dimensional Japan Ltd. (since February 2012),
                                                               Dimensional Advisors Ltd. (since March 2012),
                                                               Dimensional Fund Advisors Pte. Ltd. (since June
                                                               2012) and Dimensional Hong Kong Limited (since
                                                               August 2012). Director, Dimensional Funds PLC and
                                                               Dimensional Funds II PLC (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan
                                                               Ltd., Dimensional Advisors Ltd., Dimensional Fund
                                                               Advisors Pte. Ltd. and Dimensional Hong Kong
                                                               Limited (since August 2012 and July 2012).
-----------------------------------------------------------------------------------------------------------------
Pamela B. Noble                          Since 2011            Vice President of all the DFA Entities. Portfolio
Vice President                                                 Manager for Dimensional (2008-2010).
1964
-----------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                     Since 2012            Vice President of all DFA Entities. Deputy Chief
Vice President                                                 Compliance Officer of Dimensional (since December
1961                                                           2012). Formerly Chief Compliance Officer of
                                                               Wellington Management Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Carolyn L. O                 Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd. Deputy General Counsel, Funds (since
    1974                                         2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly           Since 2007      Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki                Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak            Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre               Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha              Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                     Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall          Since 2008      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier               Since 2013      Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova             Since 2012      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez          Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft                Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi            Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons             Since 2009      Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith              Since 2011      Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith               Since 2004      Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956
-----------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder                Since 2000      Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth            Since 2004      Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman            Since 2004      Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)

   For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.


                                               Net
                                           Investment    Short-Term     Long-Term                   Dividends   Qualifying
                                             Income     Capital Gain  Capital Gain      Total       Received     Dividend
DFA Investment Dimensions Group Inc.      Distributions Distributions Distributions Distributions Deduction (1) Income (2)
------------------------------------      ------------- ------------- ------------- ------------- ------------- ----------
U.S. Large Cap Growth Portfolio..........      100%          --            --            100%            1         100%
U.S. Small Cap Growth Portfolio..........      100%          --            --            100%            1         100%
International Large Cap Growth Portfolio.      100%          --            --            100%            1         100%
International Small Cap Growth Portfolio.      100%          --            --            100%          100%        100%

                                                                           Qualifying
                                                                             Short-
                                           Foreign    Foreign   Qualifying    Term
                                             Tax       Source    Interest   Capital
DFA Investment Dimensions Group Inc.      Credit (3) Income (4) Income (5)  Gain (6)
------------------------------------      ---------- ---------- ---------- ----------
U.S. Large Cap Growth Portfolio..........     0%         --          1        100%
U.S. Small Cap Growth Portfolio..........     0%         --          1        100%
International Large Cap Growth Portfolio.     6%        100%       100%       100%
International Small Cap Growth Portfolio.     6%        100%       100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distrbutions).
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-041A

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) Audit Fees

           Fiscal Year Ended October 31, 2013: $1,448,699
           Fiscal Year Ended October 31, 2012: $1,188,343

   (b) Audit-Related Fees

           Fees for Registrant  Fiscal Year Ended October 31, 2013: $116,948
                                Fiscal Year Ended October 31, 2012: $95,363

   For fiscal years ended October 31, 2013 and October 31, 2012,
   Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                Fiscal Year Ended October 31, 2013: $155,000
                                Fiscal Year Ended October 31, 2012: $170,000

   For the fiscal years ended October 31, 2013 and October 31, 2012, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c) Tax Fees

           Fees for Registrant  Fiscal Year Ended October 31, 2013: $640,381
                                Fiscal Year Ended October 31, 2012: $614,493

   Tax Fees included, for the fiscal years ended October 31, 2013 and October 31, 2012, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d) All Other Fees

          Fees for Registrant   Fiscal Year Ended October 31, 2013: $0
                                Fiscal Year Ended October 31, 2012: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

     (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2013 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
                                          ---

     (g)    Aggregate Non-Audit Fees

                 Fiscal Year Ended October 31, 2013: $2,782,732
                 Fiscal Year Ended October 31, 2012: $2,436,214

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 NAME OF ENTITY FOR WHICH SCHEDULE      RELATIONSHIP TO SERIES OF THE
 OF INVESTMENTS IS PROVIDED             REGISTRANT
 ---------------------------------      -------------------------------------
 U.S. Large Cap Equity Portfolio        Series of Registrant

 U.S. Targeted Value Portfolio          Series of Registrant

 U.S. Small Cap Value Portfolio         Series of Registrant

 U.S. Core Equity 1 Portfolio           Series of Registrant

 U.S. Core Equity 2 Portfolio           Series of Registrant

 U.S. Vector Equity Portfolio           Series of Registrant

 NAME OF ENTITY FOR WHICH SCHEDULE      RELATIONSHIP TO SERIES OF THE
 OF INVESTMENTS IS PROVIDED             REGISTRANT
 ---------------------------------      -------------------------------------
 U.S. Small Cap Portfolio               Series of Registrant

 U.S. Micro Cap Portfolio               Series of Registrant

 DFA Real Estate Securities Portfolio   Series of Registrant

 Large Cap International Portfolio      Series of Registrant

 International Core Equity Portfolio    Series of Registrant

 DFA International Real Estate          Series of Registrant
 Securities Portfolio

 DFA International Small Cap Value      Series of Registrant
 Portfolio

 International Vector Equity Portfolio  Series of Registrant

 Emerging Markets Core Equity Portfolio Series of Registrant

 The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                        Portfolio

 The DFA International Value Series     Master fund for LWAS/DFA
                                        International High Book to Market
                                        Portfolio

 The Japanese Small Company Series      Master fund for Japanese Small
                                        Company Portfolio

 The Asia Pacific Small Company Series  Master fund for Asia Pacific Small
                                        Company Portfolio

 The United Kingdom Small Company       Master fund for United Kingdom Small
 Series                                 Company Portfolio

 The Continental Small Company Series   Master fund for Continental Small
                                        Company Portfolio

 The Emerging Markets Series            Master fund for Emerging Markets
                                        Portfolio

 The Emerging Markets Small Cap Series  Master fund for Emerging Markets
                                        Small Cap Portfolio

 Dimensional Emerging Markets Value     Master fund for Emerging Markets
 Fund                                   Value Portfolio

 U.S. Social Core Equity 2 Portfolio    Series of Registrant

 U.S. Sustainability Core 1 Portfolio   Series of Registrant

 International Sustainability Core 1    Series of Registrant
 Portfolio

 NAME OF ENTITY FOR WHICH SCHEDULE      RELATIONSHIP TO SERIES OF THE
 OF INVESTMENTS IS PROVIDED             REGISTRANT
 ---------------------------------      -------------------------------------
 DFA International Value ex Tobacco     Series of Registrant
 Portfolio

 International Social Core Equity       Series of Registrant
 Portfolio

 Emerging Markets Social Core Equity    Series of Registrant
 Portfolio

 Tax-Managed U.S. Equity Portfolio      Series of Registrant

 Tax-Managed U.S. Targeted Value        Series of Registrant
 Portfolio

 Tax-Managed U.S. Small Cap Portfolio   Series of Registrant

 T.A. U.S. Core Equity 2 Portfolio      Series of Registrant

 Tax-Managed DFA International Value    Series of Registrant
 Portfolio

 T.A. World ex U.S. Core Equity         Series of Registrant
 Portfolio

 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
 Series                                 Marketwide Value Portfolio

 CSTG&E U.S. Social Core Equity 2       Series of Registrant
 Portfolio

 CSTG&E International Social Core       Series of Registrant
 Equity Portfolio

 VA U.S. Targeted Value Portfolio       Series of Registrant

 VA U.S. Large Value Portfolio          Series of Registrant

 VA International Value Portfolio       Series of Registrant

 VA International Small Portfolio       Series of Registrant

 U.S. Large Cap Growth Portfolio        Series of Registrant

 U.S. Small Cap Growth Portfolio        Series of Registrant

 International Large Cap Growth         Series of Registrant
 Portfolio

 International Small Cap Growth         Series of Registrant
 Portfolio

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES  VALUE+
                                                                 ------ --------
COMMON STOCKS -- (78.8%)
Consumer Discretionary -- (11.3%)
#   Abercrombie & Fitch Co. Class A                               1,639 $ 61,430
    Advance Auto Parts, Inc.                                        678   67,244
    Allison Transmission Holdings, Inc.                             882   21,477
#*  Amazon.com, Inc.                                              2,368  862,023
#*  AMC Networks, Inc. Class A                                      730   51,166
#   Autoliv, Inc.                                                 1,699  151,602
#*  AutoNation, Inc.                                                813   39,211
*   Bed Bath & Beyond, Inc.                                       1,759  136,006
    Best Buy Co., Inc.                                            3,001  128,443
    BorgWarner, Inc.                                              1,035  106,739
    Brunswick Corp.                                               1,550   69,951
#*  Cabela's, Inc.                                                1,321   78,362
    Cablevision Systems Corp. Class A                             2,351   36,558
#*  CarMax, Inc.                                                  1,608   75,560
    Carnival Corp.                                                1,969   68,226
#   Carter's, Inc.                                                  973   67,283
    CBS Corp. Class B                                             4,095  242,178
*   Charter Communications, Inc. Class A                            733   98,398
#*  Chipotle Mexican Grill, Inc.                                    234  123,311
    Cinemark Holdings, Inc.                                       2,365   77,596
    Coach, Inc.                                                   2,269  114,993
#   Comcast Corp. Class A                                        12,656  602,172
    Comcast Corp. Special Class A                                 2,758  127,695
    Dana Holding Corp.                                            3,382   66,287
    Darden Restaurants, Inc.                                      1,741   89,714
    Delphi Automotive P.L.C.                                      2,372  135,678
#   Dick's Sporting Goods, Inc.                                     849   45,175
    Dillard's, Inc. Class A                                       1,082   88,702
#*  DIRECTV                                                       3,062  191,344
*   Discovery Communications, Inc. Class A                          792   70,425
#*  Discovery Communications, Inc. Class C                          200   16,542
    DISH Network Corp. Class A                                    1,594   76,831
*   Dollar General Corp.                                          2,650  153,117
*   Dollar Tree, Inc.                                             1,748  102,083
#   DR Horton, Inc.                                               2,850   54,007
#   DSW, Inc. Class A                                               557   48,832
#   Dunkin' Brands Group, Inc.                                    1,348   64,273
    Expedia, Inc.                                                 1,096   64,532
#   Family Dollar Stores, Inc.                                      856   58,961
#   Foot Locker, Inc.                                             3,128  108,542
#   Ford Motor Co.                                               29,889  511,401
#*  Fossil Group, Inc.                                              437   55,473
#   GameStop Corp. Class A                                        2,023  110,901
    Gannett Co., Inc.                                             3,686  101,992
#   Gap, Inc. (The)                                               2,074   76,717
#*  General Motors Co.                                            4,513  166,755
    Gentex Corp.                                                  2,357   69,390
#   Genuine Parts Co.                                             1,307  103,031
    GNC Holdings, Inc. Class A                                    1,600   94,112
#   Goodyear Tire & Rubber Co. (The)                              2,928   61,429
*   Groupon, Inc.                                                 1,729   15,786

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
    H&R Block, Inc.                                               2,350 $ 66,834
    Hanesbrands, Inc.                                               791   53,883
#   Harley-Davidson, Inc.                                         1,823  116,745
#   Harman International Industries, Inc.                         1,037   84,018
#   Hasbro, Inc.                                                  1,280   66,112
    Home Depot, Inc. (The)                                       10,741  836,616
#*  Hyatt Hotels Corp. Class A                                      518   24,657
#   International Game Technology                                 5,065   95,222
    Interpublic Group of Cos., Inc. (The)                         5,717   96,046
    Johnson Controls, Inc.                                        4,299  198,399
#   Kohl's Corp.                                                  4,440  252,192
#   L Brands, Inc.                                                1,460   91,411
*   Lamar Advertising Co. Class A                                 1,000   45,710
    Las Vegas Sands Corp.                                         3,272  229,760
    Lear Corp.                                                    1,667  129,009
#   Leggett & Platt, Inc.                                         2,296   68,283
#   Lennar Corp. Class A                                          1,429   50,801
*   Liberty Global P.L.C. Class A                                 1,299  101,803
*   Liberty Global P.L.C. Series C                                  500   37,430
*   Liberty Interactive Corp. Class A                             5,420  146,123
*   Liberty Media Corp. Class A                                     538   82,266
#*  Lions Gate Entertainment Corp.                                2,290   79,188
*   Live Nation Entertainment, Inc.                               3,136   60,964
*   LKQ Corp.                                                     1,751   57,835
    Lowe's Cos., Inc.                                             7,447  370,712
#*  Lululemon Athletica, Inc.                                       970   66,978
    Macy's, Inc.                                                  4,141  190,941
#*  Madison Square Garden Co. (The) Class A                         918   55,557
    Marriott International, Inc. Class A                          1,752   78,980
#   Mattel, Inc.                                                  2,549  113,099
    McDonald's Corp.                                              6,834  659,618
#*  MGM Resorts International                                     5,243   99,827
*   Michael Kors Holdings, Ltd.                                   1,602  123,274
*   Mohawk Industries, Inc.                                         869  115,073
#   Morningstar, Inc.                                               554   44,481
#*  Murphy USA, Inc.                                                641   26,012
#*  Netflix, Inc.                                                   199   64,173
#   Newell Rubbermaid, Inc.                                       2,656   78,697
#*  News Corp. Class A                                            4,400   77,440
*   News Corp. Class B                                              487    8,732
#   NIKE, Inc. Class B                                            4,976  376,982
#   Nordstrom, Inc.                                               1,526   92,277
#*  NVR, Inc.                                                        56   51,370
*   O'Reilly Automotive, Inc.                                       900  111,429
    Omnicom Group, Inc.                                           1,541  104,957
#*  Panera Bread Co. Class A                                        502   79,276
*   Penn National Gaming, Inc.                                    1,617   94,611
    Penske Automotive Group, Inc.                                 1,685   66,760
#   PetSmart, Inc.                                                  780   56,753
#   Polaris Industries, Inc.                                        502   65,737
*   priceline.com, Inc.                                             325  342,495
#   PulteGroup, Inc.                                              2,292   40,454

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Discretionary -- (Continued)
    PVH Corp.                                                       953 $   118,715
    Ralph Lauren Corp.                                              379      62,778
    Ross Stores, Inc.                                             1,768     136,755
#   Royal Caribbean Cruises, Ltd.                                 2,488     104,595
#*  Sally Beauty Holdings, Inc.                                   1,608      42,323
#   Scripps Networks Interactive, Inc. Class A                      942      75,831
#*  Sears Holdings Corp.                                            900      52,272
    Service Corp. International/US                                5,318      95,777
#   Signet Jewelers, Ltd.                                           921      68,762
#   Sirius XM Radio, Inc.                                        21,445      80,848
#   Sotheby's                                                       697      36,174
#   Staples, Inc.                                                11,340     182,801
#   Starbucks Corp.                                               5,741     465,308
    Starwood Hotels & Resorts Worldwide, Inc.                     1,499     110,356
*   Starz--Liberty Capital Class A                                1,278      38,532
#   Target Corp.                                                  4,740     307,105
#*  Tesla Motors, Inc.                                              305      48,782
    Tiffany & Co.                                                   978      77,428
#   Time Warner Cable, Inc.                                       3,035     364,655
    Time Warner, Inc.                                             6,579     452,240
    TJX Cos., Inc.                                                5,429     330,029
#*  Toll Brothers, Inc.                                           1,500      49,320
#   Tractor Supply Co.                                            1,040      74,204
#*  TripAdvisor, Inc.                                               954      78,905
*   TRW Automotive Holdings Corp.                                 2,219     166,669
#   Tupperware Brands Corp.                                         800      71,720
#   Twenty-First Century Fox, Inc. Class A                        8,210     279,797
    Twenty-First Century Fox, Inc. Class B                        1,948      66,232
#*  Ulta Salon Cosmetics & Fragrance, Inc.                          492      63,394
#*  Under Armour, Inc. Class A                                      503      40,818
*   Urban Outfitters, Inc.                                        1,056      40,001
    VF Corp.                                                        598     128,570
    Viacom, Inc. Class B                                          3,271     272,442
*   Visteon Corp.                                                 1,065      82,101
#   Walt Disney Co. (The)                                        11,484     787,688
    Washington Post Co. (The) Class B                                91      58,542
#   Wendy's Co. (The)                                             5,283      45,909
#   Whirlpool Corp.                                               1,405     205,144
#   Williams-Sonoma, Inc.                                         1,674      87,785
    Wyndham Worldwide Corp.                                       1,611     106,970
#   Wynn Resorts, Ltd.                                              453      75,311
    Yum! Brands, Inc.                                             3,134     211,921
                                                                        -----------
Total Consumer Discretionary                                             19,183,167
                                                                        -----------
Consumer Staples -- (7.2%)
    Altria Group, Inc.                                           15,353     571,592
    Archer-Daniels-Midland Co.                                    3,675     150,308
#   Avon Products, Inc.                                           3,081      53,918
#   Beam, Inc.                                                    1,896     127,601
#   Brown-Forman Corp. Class A                                      358      25,805
#   Brown-Forman Corp. Class B                                      785      57,289
    Bunge, Ltd.                                                   1,756     144,220

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Staples -- (Continued)
#   Campbell Soup Co.                                             2,204 $    93,824
    Church & Dwight Co., Inc.                                     1,489      97,008
#   Clorox Co. (The)                                                911      82,163
    Coca-Cola Co. (The)                                          24,123     954,547
    Coca-Cola Enterprises, Inc.                                   3,258     135,956
    Colgate-Palmolive Co.                                         6,560     424,629
#   ConAgra Foods, Inc.                                           4,506     143,336
*   Constellation Brands, Inc. Class A                            1,134      74,050
    Costco Wholesale Corp.                                        2,962     349,516
    CVS Caremark Corp.                                            8,794     547,514
    Dr Pepper Snapple Group, Inc.                                 2,870     135,895
    Energizer Holdings, Inc.                                        913      89,574
    Estee Lauder Cos., Inc. (The) Class A                         1,919     136,172
    Flowers Foods, Inc.                                           3,393      85,979
    General Mills, Inc.                                           3,994     201,378
#*  Green Mountain Coffee Roasters, Inc.                          1,392      87,432
#*  Hain Celestial Group, Inc. (The)                                519      43,196
#   Herbalife, Ltd.                                               1,227      79,534
    Hershey Co. (The)                                             1,139     113,034
    Hillshire Brands Co.                                          1,607      52,758
    Hormel Foods Corp.                                            1,800      78,228
#   Ingredion, Inc.                                               1,295      85,159
#   JM Smucker Co. (The)                                          1,234     137,233
#   Kellogg Co.                                                   1,693     107,082
#   Kimberly-Clark Corp.                                          2,694     290,952
    Kraft Foods Group, Inc.                                       4,546     247,212
    Kroger Co. (The)                                              3,880     166,219
#   Lorillard, Inc.                                               2,348     119,771
#   McCormick & Co., Inc.                                           837      57,879
    Mead Johnson Nutrition Co.                                    1,473     120,285
#   Molson Coors Brewing Co. Class B                              1,796      96,984
    Mondelez International, Inc. Class A                          9,115     306,629
#*  Monster Beverage Corp.                                        1,175      67,245
#   Nu Skin Enterprises, Inc. Class A                               695      81,266
    PepsiCo, Inc.                                                11,559     971,996
    Philip Morris International, Inc.                             7,357     655,656
#*  Pilgrim's Pride Corp.                                         2,605      36,913
    Procter & Gamble Co. (The)                                   16,427   1,326,480
    Reynolds American, Inc.                                       2,575     132,278
*   Rite Aid Corp.                                                3,024      16,118
#   Safeway, Inc.                                                 5,069     176,908
    Seaboard Corp.                                                    4      10,920
    Spectrum Brands Holdings, Inc.                                1,004      66,184
#   Sysco Corp.                                                   3,507     113,416
#   Tyson Foods, Inc. Class A                                     4,689     129,745
#*  United Natural Foods, Inc.                                      743      53,087
    Wal-Mart Stores, Inc.                                        14,077   1,080,410
    Walgreen Co.                                                  5,642     334,232
#   Whole Foods Market, Inc.                                      2,213     139,707
                                                                        -----------
Total Consumer Staples                                                   12,264,422
                                                                        -----------

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (8.6%)
    Anadarko Petroleum Corp.                                      3,579 $  341,043
    Apache Corp.                                                  3,218    285,758
*   Atwood Oceanics, Inc.                                         1,534     81,501
    Baker Hughes, Inc.                                            2,466    143,250
#   Cabot Oil & Gas Corp.                                         1,956     69,086
*   Cameron International Corp.                                   1,153     63,254
*   Cheniere Energy, Inc.                                           714     28,417
    Chesapeake Energy Corp.                                       8,558    239,282
    Chevron Corp.                                                15,399  1,847,264
    Cimarex Energy Co.                                              700     73,745
*   Cobalt International Energy, Inc.                             1,520     35,279
*   Concho Resources, Inc.                                        1,168    129,192
#   ConocoPhillips                                                9,824    720,099
#   CONSOL Energy, Inc.                                           2,457     89,681
#*  Continental Resources, Inc.                                     383     43,624
    Core Laboratories NV                                            342     64,029
*   Denbury Resources, Inc.                                       4,124     78,315
    Devon Energy Corp.                                            2,100    132,762
#   Diamond Offshore Drilling, Inc.                               1,472     91,161
*   Dresser-Rand Group, Inc.                                      1,357     82,465
*   Dril-Quip, Inc.                                                 511     60,002
    Energen Corp.                                                   669     52,396
    EOG Resources, Inc.                                           2,059    367,326
    EQT Corp.                                                       874     74,823
    Exxon Mobil Corp.                                            33,948  3,042,420
*   FMC Technologies, Inc.                                        1,808     91,394
#*  Gulfport Energy Corp.                                           929     54,523
    Halliburton Co.                                               7,461    395,657
#   Helmerich & Payne, Inc.                                       1,886    146,259
#   Hess Corp.                                                    2,724    221,189
    HollyFrontier Corp.                                           3,631    167,244
#   Kinder Morgan, Inc.                                           4,401    155,399
    Marathon Oil Corp.                                            8,252    290,966
    Marathon Petroleum Corp.                                      2,903    208,029
#   Murphy Oil Corp.                                              2,567    154,841
    Nabors Industries, Ltd.                                       5,496     96,070
    National Oilwell Varco, Inc.                                  2,561    207,902
#*  Newfield Exploration Co.                                      2,677     81,515
    Noble Corp.                                                   3,535    133,270
#   Noble Energy, Inc.                                            2,460    184,328
#*  Oasis Petroleum, Inc.                                         1,712     91,164
    Occidental Petroleum Corp.                                    6,368    611,837
#   Oceaneering International, Inc.                                 963     82,702
*   Oil States International, Inc.                                  955    103,742
    Patterson-UTI Energy, Inc.                                    2,373     57,569
    Phillips 66                                                   3,137    202,117
#   Pioneer Natural Resources Co.                                   606    124,097
    QEP Resources, Inc.                                           1,600     52,896
#   Range Resources Corp.                                         1,037     78,511
#*  Rowan Cos. P.L.C. Class A                                     2,040     73,603
#   RPC, Inc.                                                        54        990
    Schlumberger, Ltd.                                            9,413    882,186

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Energy -- (Continued)
    SM Energy Co.                                                 1,835 $   162,599
*   Southwestern Energy Co.                                       4,681     174,227
    Spectra Energy Corp.                                          3,966     141,071
*   Superior Energy Services, Inc.                                3,278      87,949
    Tesoro Corp.                                                  2,161     105,651
    Transocean, Ltd.                                              1,598      75,218
#*  Ultra Petroleum Corp.                                         1,422      26,108
    Valero Energy Corp.                                           3,220     132,567
*   Weatherford International, Ltd.                              13,261     218,011
*   Whiting Petroleum Corp.                                       1,803     120,603
    Williams Cos., Inc. (The)                                     3,849     137,448
#*  WPX Energy, Inc.                                              2,980      65,977
                                                                        -----------
Total Energy                                                             14,633,603
                                                                        -----------
Financials -- (10.8%)
    ACE, Ltd.                                                     2,038     194,507
#*  Affiliated Managers Group, Inc.                                 392      77,396
#   Aflac, Inc.                                                   3,903     253,617
*   Alleghany Corp.                                                 208      84,327
#   Allied World Assurance Co. Holdings AG                          489      52,954
#   Allstate Corp. (The)                                          3,492     185,286
*   Altisource Portfolio Solutions SA                                19       2,988
*   American Capital, Ltd.                                        2,300      32,223
    American Express Co.                                          6,001     490,882
    American Financial Group, Inc.                                1,264      71,113
    American International Group, Inc.                            7,695     397,447
    Ameriprise Financial, Inc.                                    1,342     134,925
    Aon P.L.C.                                                    2,036     161,027
#*  Arch Capital Group, Ltd.                                      1,393      80,738
#   Arthur J Gallagher & Co.                                      1,523      72,266
#   Assurant, Inc.                                                1,080      63,158
    Assured Guaranty, Ltd.                                        2,897      59,388
    Axis Capital Holdings, Ltd.                                   1,444      68,474
    Bank of America Corp.                                        60,004     837,656
    Bank of New York Mellon Corp. (The)                           6,489     206,350
#   BB&T Corp.                                                    3,975     135,031
*   Berkshire Hathaway, Inc. Class B                              7,001     805,675
    BlackRock, Inc.                                                 717     215,681
#   BOK Financial Corp.                                           1,052      64,414
    Brown & Brown, Inc.                                           2,674      85,381
    Capital One Financial Corp.                                   3,209     220,362
    CBOE Holdings, Inc.                                           1,497      72,604
*   CBRE Group, Inc. Class A                                      2,170      50,409
#   Charles Schwab Corp. (The)                                    5,445     123,329
    Chubb Corp. (The)                                             1,502     138,304
#   Cincinnati Financial Corp.                                    1,763      88,150
*   CIT Group, Inc.                                               2,199     105,904
    Citigroup, Inc.                                              17,040     831,211
    City National Corp.                                             784      56,534
    CME Group, Inc.                                               1,812     134,469
    CNA Financial Corp.                                             553      22,446
    Comerica, Inc.                                                1,889      81,794

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
#   Commerce Bancshares, Inc.                                     1,710 $   78,677
#   Cullen/Frost Bankers, Inc.                                      959     67,888
    Discover Financial Services                                   4,282    222,150
*   E*TRADE Financial Corp.                                       4,127     69,788
#   East West Bancorp, Inc.                                       2,601     87,628
#   Eaton Vance Corp.                                             1,656     69,237
    Erie Indemnity Co. Class A                                      768     55,158
#   Everest Re Group, Ltd.                                          599     92,090
#   Fidelity National Financial, Inc. Class A                     3,820    107,533
    Fifth Third Bancorp                                          11,229    213,688
    First Niagara Financial Group, Inc.                           5,186     57,202
    First Republic Bank                                           1,902     97,135
#   FirstMerit Corp.                                              2,438     54,757
#*  Forest City Enterprises, Inc. Class A                         2,683     54,358
    Franklin Resources, Inc.                                      2,499    134,596
#*  Genworth Financial, Inc. Class A                              5,090     73,958
    Goldman Sachs Group, Inc. (The)                               3,171    510,087
#   Hartford Financial Services Group, Inc.                       7,764    261,647
    HCC Insurance Holdings, Inc.                                  1,592     72,675
*   Howard Hughes Corp. (The)                                       671     78,541
#   Huntington Bancshares, Inc.                                  10,514     92,523
#*  IntercontinentalExchange, Inc.                                  616    118,722
#   Invesco, Ltd.                                                 5,119    172,766
    Jones Lang LaSalle, Inc.                                        515     49,028
    JPMorgan Chase & Co.                                         21,278  1,096,668
#   KeyCorp                                                       9,845    123,358
#   Legg Mason, Inc.                                              1,785     68,669
    Leucadia National Corp.                                       3,966    112,396
    Lincoln National Corp.                                        3,169    143,904
#   Loews Corp.                                                   1,821     87,973
    LPL Financial Holdings, Inc.                                  2,168     88,324
#   M&T Bank Corp.                                                1,627    183,086
#*  Markel Corp.                                                    157     83,158
    Marsh & McLennan Cos., Inc.                                   3,583    164,101
    McGraw-Hill Cos., Inc. (The)                                  1,982    138,106
    MetLife, Inc.                                                 5,267    249,182
    Moody's Corp.                                                 1,480    104,577
#   Morgan Stanley                                                8,060    231,564
*   MSCI, Inc.                                                    1,980     80,725
#   NASDAQ OMX Group, Inc. (The)                                  1,786     63,278
#   New York Community Bancorp, Inc.                              5,013     81,261
    Northern Trust Corp.                                          2,673    150,811
*   Ocwen Financial Corp.                                           997     56,061
#   Old Republic International Corp.                              4,074     68,402
    PartnerRe, Ltd.                                                 770     77,162
#   People's United Financial, Inc.                               4,900     70,707
    PNC Financial Services Group, Inc. (The)                      2,924    215,002
*   Popular, Inc.                                                 1,497     37,799
#   Principal Financial Group, Inc.                               3,077    146,034
    ProAssurance Corp.                                              758     34,353
    Progressive Corp. (The)                                       8,593    223,160
#   Prosperity Bancshares, Inc.                                     900     56,205

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Financials -- (Continued)
    Protective Life Corp.                                         1,196 $    55,112
    Prudential Financial, Inc.                                    2,701     219,834
    Raymond James Financial, Inc.                                 1,074      49,028
#   Regions Financial Corp.                                      15,628     150,498
    Reinsurance Group of America, Inc.                            1,027      73,102
    RenaissanceRe Holdings, Ltd.                                    899      84,245
    SEI Investments Co.                                           1,187      39,397
*   Signature Bank                                                  740      75,347
    SLM Corp.                                                     9,705     246,216
    State Street Corp.                                            2,672     187,227
    SunTrust Banks, Inc.                                          3,021     101,626
*   SVB Financial Group                                             898      86,010
    T Rowe Price Group, Inc.                                      1,664     128,810
#   TD Ameritrade Holding Corp.                                   4,042     110,185
*   TFS Financial Corp.                                           3,372      40,936
    Torchmark Corp.                                               1,091      79,490
    Travelers Cos., Inc. (The)                                    3,524     304,121
    U.S. Bancorp                                                 12,960     484,186
#   Unum Group                                                    2,941      93,347
    Validus Holdings, Ltd.                                        1,435      56,654
    Waddell & Reed Financial, Inc. Class A                        1,222      75,458
    Wells Fargo & Co.                                            35,385   1,510,586
#   Willis Group Holdings P.L.C.                                    884      39,842
    WR Berkley Corp.                                              2,116      92,914
#   XL Group P.L.C.                                               2,870      87,736
#   Zions BanCorp.                                                2,332      66,159
                                                                        -----------
Total Financials                                                         18,424,344
                                                                        -----------
Health Care -- (9.4%)
    Abbott Laboratories                                          10,589     387,028
    AbbVie, Inc.                                                 11,687     566,235
#*  Actavis P.L.C.                                                  570      88,111
    Aetna, Inc.                                                   3,291     206,346
    Agilent Technologies, Inc.                                    2,566     130,250
#*  Alexion Pharmaceuticals, Inc.                                   921     113,237
#*  Align Technology, Inc.                                          685      39,086
*   Alkermes P.L.C.                                               1,202      42,298
    Allergan, Inc.                                                1,554     140,808
*   Alnylam Pharmaceuticals, Inc.                                   496      28,575
    AmerisourceBergen Corp.                                       1,874     122,428
    Amgen, Inc.                                                   4,379     507,964
#*  Ariad Pharmaceuticals, Inc.                                   1,078       2,372
#*  athenahealth, Inc.                                              294      39,252
    Baxter International, Inc.                                    3,790     249,647
    Becton Dickinson and Co.                                      1,319     138,666
*   Bio-Rad Laboratories, Inc. Class A                              312      38,538
*   Biogen Idec, Inc.                                             1,438     351,145
*   BioMarin Pharmaceutical, Inc.                                   558      35,054
#*  Boston Scientific Corp.                                      13,386     156,482
    Bristol-Myers Squibb Co.                                      8,311     436,494
*   Brookdale Senior Living, Inc.                                 1,024      27,730
*   Bruker Corp.                                                  2,980      60,941

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Health Care -- (Continued)
    Cardinal Health, Inc.                                         3,004 $  176,215
*   CareFusion Corp.                                              2,569     99,600
*   Celgene Corp.                                                 2,873    426,612
*   Centene Corp.                                                   582     32,685
#*  Cerner Corp.                                                  1,530     85,726
#   Cigna Corp.                                                   2,426    186,754
    Community Health Systems, Inc.                                2,026     88,394
#   Cooper Cos., Inc. (The)                                         361     46,645
#*  Covance, Inc.                                                   763     68,105
    Covidien P.L.C.                                               3,312    212,332
#   CR Bard, Inc.                                                   695     94,673
*   Cubist Pharmaceuticals, Inc.                                    688     42,656
*   DaVita HealthCare Partners, Inc.                              2,218    124,674
    DENTSPLY International, Inc.                                  1,503     70,791
    Eli Lilly & Co.                                               5,942    296,030
*   Endo Health Solutions, Inc.                                   2,475    108,232
*   Express Scripts Holding Co.                                   5,760    360,115
#*  Forest Laboratories, Inc.                                     3,199    150,449
#*  Gilead Sciences, Inc.                                        10,529    747,454
#*  Health Management Associates, Inc. Class A                    4,045     51,857
*   Henry Schein, Inc.                                              974    109,507
#*  Hologic, Inc.                                                 2,861     64,058
*   Hospira, Inc.                                                 1,747     70,788
    Humana, Inc.                                                  2,807    258,665
#*  IDEXX Laboratories, Inc.                                        427     46,056
#*  Illumina, Inc.                                                  518     48,438
#*  Incyte Corp., Ltd.                                              928     36,192
*   Intuitive Surgical, Inc.                                        180     66,870
#*  Isis Pharmaceuticals, Inc.                                      909     30,242
#*  Jazz Pharmaceuticals P.L.C.                                     791     71,775
    Johnson & Johnson                                            17,936  1,661,053
#*  Laboratory Corp. of America Holdings                          1,210    122,089
#*  Mallinckrodt P.L.C.                                             329     13,821
    McKesson Corp.                                                1,414    221,065
*   Medivation, Inc.                                                610     36,515
#*  MEDNAX, Inc.                                                    947    103,242
    Medtronic, Inc.                                               7,341    421,373
    Merck & Co., Inc.                                            16,010    721,891
#*  Mettler-Toledo International, Inc.                              249     61,618
#*  Mylan, Inc.                                                   3,670    138,983
#   Omnicare, Inc.                                                1,288     71,033
#*  Opko Health, Inc.                                             3,042     30,481
    Patterson Cos., Inc.                                          1,987     84,467
#   PerkinElmer, Inc.                                             1,718     65,353
#   Perrigo Co.                                                     706     97,350
    Pfizer, Inc.                                                 42,830  1,314,024
#   Quest Diagnostics, Inc.                                       2,993    179,311
#   Questcor Pharmaceuticals, Inc.                                  967     59,345
#*  Regeneron Pharmaceuticals, Inc.                                 623    179,175
#   ResMed, Inc.                                                    997     51,585
#*  Salix Pharmaceuticals, Ltd.                                     896     64,288
#*  Seattle Genetics, Inc.                                          987     38,128

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Health Care -- (Continued)
#*  Sirona Dental Systems, Inc.                                    561  $    40,532
#   St Jude Medical, Inc.                                        2,971      170,506
    Stryker Corp.                                                1,690      124,823
#   Teleflex, Inc.                                                 596       54,939
#*  Tenet Healthcare Corp.                                       1,922       90,699
#*  Theravance, Inc.                                             1,010       37,006
    Thermo Fisher Scientific, Inc.                               2,160      211,205
#*  United Therapeutics Corp.                                      964       85,333
    UnitedHealth Group, Inc.                                     8,727      595,705
    Universal Health Services, Inc. Class B                      1,508      121,485
#*  Varian Medical Systems, Inc.                                   945       68,588
*   Vertex Pharmaceuticals, Inc.                                   924       65,918
*   Waters Corp.                                                   576       58,130
    WellPoint, Inc.                                              1,662      140,938
#   Zimmer Holdings, Inc.                                        2,550      223,049
                                                                        -----------
Total Health Care                                                        16,006,323
                                                                        -----------
Industrials -- (10.1%)
    3M Co.                                                       5,226      657,692
#   Acuity Brands, Inc.                                            599       60,206
*   AECOM Technology Corp.                                       1,091       34,672
    AGCO Corp.                                                   1,502       87,687
    Alaska Air Group, Inc.                                       1,952      137,928
#   AMERCO                                                         474       95,715
#   AMETEK, Inc.                                                 1,875       89,681
#   AO Smith Corp.                                               1,079       55,730
*   Avis Budget Group, Inc.                                      1,925       60,310
#*  B/E Aerospace, Inc.                                            940       76,290
#   Babcock & Wilcox Co. (The)                                   1,927       62,069
#   Boeing Co. (The)                                             5,477      714,749
    Carlisle Cos., Inc.                                          1,367       99,354
#   Caterpillar, Inc.                                            6,084      507,162
#   CH Robinson Worldwide, Inc.                                  1,333       79,633
#*  Chart Industries, Inc.                                         275       29,554
    Chicago Bridge & Iron Co. NV                                 1,155       85,574
#   Cintas Corp.                                                 1,394       74,955
#*  Clean Harbors, Inc.                                          1,175       72,556
#*  Colfax Corp.                                                 1,023       57,247
#   Copa Holdings SA Class A                                       260       38,880
#*  Copart, Inc.                                                 1,394       44,929
    Crane Co.                                                    1,083       68,771
    CSX Corp.                                                    7,676      200,037
#   Cummins, Inc.                                                1,083      137,563
    Danaher Corp.                                                3,716      267,886
    Deere & Co.                                                  2,197      179,802
#   Delta Air Lines, Inc.                                        6,723      177,353
#   Donaldson Co., Inc.                                            985       39,016
    Dover Corp.                                                  1,838      168,710
    Eaton Corp. P.L.C.                                           2,839      200,320
    Emerson Electric Co.                                         5,751      385,144
#   Equifax, Inc.                                                1,371       88,663
#   Expeditors International of Washington, Inc.                 1,652       74,819

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
#   Fastenal Co.                                                  1,768 $   88,046
#   FedEx Corp.                                                   2,452    321,212
#   Flowserve Corp.                                               1,058     73,499
#   Fluor Corp.                                                   1,749    129,811
    Fortune Brands Home & Security, Inc.                          1,828     78,750
    General Dynamics Corp.                                        1,487    128,819
    General Electric Co.                                         60,931  1,592,736
#*  Genesee & Wyoming, Inc. Class A                                 794     79,273
#   Graco, Inc.                                                   1,029     79,501
*   Hertz Global Holdings, Inc.                                   7,962    182,808
*   Hexcel Corp.                                                  1,401     59,276
#   Honeywell International, Inc.                                 5,140    445,792
    Hubbell, Inc. Class B                                           393     42,263
#   Huntington Ingalls Industries, Inc.                             992     70,978
    IDEX Corp.                                                    1,085     75,028
#*  IHS, Inc. Class A                                               393     42,857
    Illinois Tool Works, Inc.                                     3,094    243,776
    Ingersoll-Rand P.L.C.                                         1,491    100,687
    ITT Corp.                                                     1,635     64,959
*   Jacobs Engineering Group, Inc.                                1,561     94,940
    JB Hunt Transport Services, Inc.                                850     63,776
#   Kansas City Southern                                          1,010    122,735
    KAR Auction Services, Inc.                                    2,661     79,085
#   KBR, Inc.                                                     2,973    102,687
#   Kennametal, Inc.                                              1,467     67,482
#*  Kirby Corp.                                                   1,134    100,348
#   L-3 Communications Holdings, Inc.                             1,255    126,065
    Lennox International, Inc.                                      774     60,418
#   Lincoln Electric Holdings, Inc.                                 600     41,544
    Lockheed Martin Corp.                                         2,196    292,815
#   Manpowergroup, Inc.                                             771     60,215
    Masco Corp.                                                   2,354     49,740
*   Middleby Corp.                                                  289     65,791
#   MSC Industrial Direct Co., Inc. Class A                         325     24,820
    Nielsen Holdings NV                                           5,066    199,803
#   Nordson Corp.                                                 1,076     77,569
    Norfolk Southern Corp.                                        1,894    162,922
#   Northrop Grumman Corp.                                        2,108    226,631
#*  Old Dominion Freight Line, Inc.                               1,762     82,638
#*  Oshkosh Corp.                                                 1,922     91,468
*   Owens Corning                                                 1,406     50,518
    PACCAR, Inc.                                                  2,665    148,174
    Pall Corp.                                                      846     68,120
#   Parker Hannifin Corp.                                         1,507    175,897
    Pentair, Ltd.                                                 2,300    154,307
#   Pitney Bowes, Inc.                                            3,139     66,986
    Precision Castparts Corp.                                       809    205,041
#*  Quanta Services, Inc.                                           800     24,168
#   Raytheon Co.                                                  2,627    216,386
    Republic Services, Inc.                                       4,634    155,100
    Robert Half International, Inc.                               1,400     53,942
#   Rockwell Automation, Inc.                                     1,024    113,060

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
#   Rockwell Collins, Inc.                                       1,122  $    78,349
#   Rollins, Inc.                                                2,255       62,328
#   Roper Industries, Inc.                                         816      103,477
#   Ryder System, Inc.                                             665       43,777
#*  Sensata Technologies Holding NV                              1,245       46,849
    Snap-on, Inc.                                                  687       71,496
    Southwest Airlines Co.                                       7,302      125,740
*   Spirit Aerosystems Holdings, Inc. Class A                    2,120       56,583
#   SPX Corp.                                                      671       60,866
    Stanley Black & Decker, Inc.                                 2,318      183,331
#*  Stericycle, Inc.                                               514       59,727
*   Teledyne Technologies, Inc.                                    614       54,535
#*  Terex Corp.                                                  1,778       62,141
    Textron, Inc.                                                3,727      107,300
    Timken Co.                                                   1,637       86,450
    Toro Co. (The)                                                 481       28,350
    Towers Watson & Co. Class A                                  1,050      120,551
    TransDigm Group, Inc.                                          392       57,001
    Trinity Industries, Inc.                                     1,664       84,248
#   Triumph Group, Inc.                                          1,050       75,233
    Tyco International, Ltd.                                     2,965      108,371
    Union Pacific Corp.                                          3,705      560,937
*   United Continental Holdings, Inc.                            3,181      107,995
#   United Parcel Service, Inc. Class B                          5,411      531,577
#*  United Rentals, Inc.                                         2,246      145,069
    United Technologies Corp.                                    5,829      619,331
#   URS Corp.                                                    1,505       81,601
    Valmont Industries, Inc.                                       200       28,100
*   Verisk Analytics, Inc. Class A                               1,270       87,020
#*  WABCO Holdings, Inc.                                           843       72,228
#   Wabtec Corp.                                                   819       53,391
#   Waste Connections, Inc.                                      1,707       72,957
#   Waste Management, Inc.                                       4,271      185,959
    Watsco, Inc.                                                   213       20,297
#*  WESCO International, Inc.                                      967       82,640
#   WW Grainger, Inc.                                              436      117,271
    Xylem, Inc.                                                  1,621       55,925
                                                                        -----------
Total Industrials                                                        17,234,920
                                                                        -----------
Information Technology -- (14.1%)
#*  3D Systems Corp.                                               766       47,676
    Accenture P.L.C. Class A                                     4,421      324,943
#   Activision Blizzard, Inc.                                    2,572       42,798
*   Adobe Systems, Inc.                                          2,074      112,411
#*  Akamai Technologies, Inc.                                    1,766       79,011
#*  Alliance Data Systems Corp.                                    346       82,023
#   Altera Corp.                                                 2,518       84,605
    Amdocs, Ltd.                                                 2,187       84,090
    Amphenol Corp. Class A                                       1,310      105,180
    Analog Devices, Inc.                                         2,997      147,752
#*  ANSYS, Inc.                                                    550       48,098
    Apple, Inc.                                                  7,301    3,813,677

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
#   Applied Materials, Inc.                                       5,708 $  101,888
#*  Arrow Electronics, Inc.                                       1,876     90,086
#*  Atmel Corp.                                                   4,379     31,879
#*  Autodesk, Inc.                                                1,310     52,282
    Automatic Data Processing, Inc.                               3,001    224,985
    Avago Technologies, Ltd.                                      1,872     85,045
    Avnet, Inc.                                                   1,706     67,728
    Broadcom Corp. Class A                                        1,926     51,463
    Broadridge Financial Solutions, Inc.                          2,288     80,446
*   Brocade Communications Systems, Inc.                          7,978     63,984
    CA, Inc.                                                      7,198    228,608
#*  Cadence Design Systems, Inc.                                  3,905     50,648
    Cisco Systems, Inc.                                          37,573    845,392
*   Citrix Systems, Inc.                                            714     40,541
*   Cognizant Technology Solutions Corp. Class A                  1,726    150,041
#*  CommVault Systems, Inc.                                         531     41,460
    Computer Sciences Corp.                                       3,237    159,455
#*  Concur Technologies, Inc.                                       330     34,518
#   Corning, Inc.                                                 7,940    135,695
#*  CoStar Group, Inc.                                              254     44,955
#*  Cree, Inc.                                                      857     52,063
#   Dolby Laboratories, Inc. Class A                                900     32,166
#   DST Systems, Inc.                                               998     84,600
*   eBay, Inc.                                                    6,292    331,651
*   EchoStar Corp. Class A                                          584     28,009
#*  Electronic Arts, Inc.                                         2,250     59,063
    EMC Corp.                                                    16,699    401,945
*   F5 Networks, Inc.                                               538     43,852
*   Facebook, Inc. Class A                                        8,200    412,132
#   FactSet Research Systems, Inc.                                  720     78,437
#   FEI Co.                                                         417     37,146
    Fidelity National Information Services, Inc.                  4,017    195,829
#*  First Solar, Inc.                                             1,629     81,890
*   Fiserv, Inc.                                                  1,489    155,943
*   FleetCor Technologies, Inc.                                     614     70,825
    FLIR Systems, Inc.                                            2,280     64,934
*   Fortinet, Inc.                                                1,495     30,064
#*  Freescale Semiconductor, Ltd.                                 1,923     29,691
#*  Gartner, Inc.                                                   748     44,095
*   Genpact, Ltd.                                                 3,191     63,278
#   Global Payments, Inc.                                         1,304     77,562
*   Google, Inc. Class A                                          1,196  1,232,574
#   Harris Corp.                                                  1,214     75,219
    Hewlett-Packard Co.                                          19,974    486,766
    IAC/InterActiveCorp                                           1,198     63,961
*   Informatica Corp.                                             1,064     41,070
*   Ingram Micro, Inc. Class A                                    2,134     49,445
#   Intel Corp.                                                  49,134  1,200,344
    International Business Machines Corp.                         5,277    945,691
#   Intuit, Inc.                                                  1,932    137,964
#   Jabil Circuit, Inc.                                           6,235    130,062
#   Jack Henry & Associates, Inc.                                 1,234     67,389

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
#*  JDS Uniphase Corp.                                            2,615 $   34,230
#*  Juniper Networks, Inc.                                        5,463    101,830
#   KLA-Tencor Corp.                                              1,638    107,453
*   Lam Research Corp.                                            1,860    100,868
#   Leidos Holdings, Inc.                                         1,217     57,309
#   Linear Technology Corp.                                       1,900     78,166
#*  LinkedIn Corp. Class A                                          402     89,915
    LSI Corp.                                                     7,202     61,073
#   Marvell Technology Group, Ltd.                                5,584     67,008
    Mastercard, Inc. Class A                                        840    602,364
#   Maxim Integrated Products, Inc.                               2,621     77,844
#   Microchip Technology, Inc.                                    1,422     61,089
*   Micron Technology, Inc.                                      12,571    222,255
#*  MICROS Systems, Inc.                                          1,037     56,257
    Microsoft Corp.                                              58,934  2,083,317
#   Molex, Inc.                                                   2,015     77,779
    Molex, Inc. Class A                                             300     11,550
    Motorola Solutions, Inc.                                      1,900    118,788
#   National Instruments Corp.                                    1,229     35,702
*   NCR Corp.                                                     1,182     43,202
    NetApp, Inc.                                                  2,905    112,743
#*  NetSuite, Inc.                                                  231     23,303
#*  NeuStar, Inc. Class A                                         1,135     52,119
#*  Nuance Communications, Inc.                                   2,979     46,353
#   NVIDIA Corp.                                                  8,226    124,871
*   ON Semiconductor Corp.                                        6,489     45,812
    Oracle Corp.                                                 22,445    751,907
#*  Pandora Media, Inc.                                           1,440     36,187
#   Paychex, Inc.                                                 2,726    115,201
*   PTC, Inc.                                                     1,660     46,015
    QUALCOMM, Inc.                                               10,063    699,077
#*  Rackspace Hosting, Inc.                                       1,107     56,712
#*  Red Hat, Inc.                                                   687     29,726
#*  Salesforce.com, Inc.                                          2,261    120,647
#   SanDisk Corp.                                                 3,215    223,442
#   Science Applications International Corp.                        695     24,499
#   Seagate Technology P.L.C.                                     3,188    155,192
#*  Skyworks Solutions, Inc.                                      3,255     83,914
    Solera Holdings, Inc.                                           884     49,698
*   Stratasys, Ltd.                                                 518     58,653
    Symantec Corp.                                                4,692    106,696
*   Synopsys, Inc.                                                1,900     69,255
    Syntel, Inc.                                                    353     30,302
    TE Connectivity, Ltd.                                         3,128    161,061
*   Teradata Corp.                                                1,031     45,436
#*  Teradyne, Inc.                                                2,722     47,608
#   Texas Instruments, Inc.                                       6,916    291,025
*   TIBCO Software, Inc.                                          2,026     49,759
#   Total System Services, Inc.                                   2,941     87,730
*   Trimble Navigation, Ltd.                                      1,282     36,627
#*  Ultimate Software Group, Inc.                                   427     65,963
#*  Vantiv, Inc. Class A                                          1,354     37,235

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Information Technology -- (Continued)
#*  VeriSign, Inc.                                                  871 $    47,278
#   Visa, Inc. Class A                                            2,928     575,850
#*  VMware, Inc. Class A                                            372      30,236
    Western Digital Corp.                                         4,566     317,931
    Western Union Co. (The)                                       4,442      75,603
*   WEX, Inc.                                                       627      58,530
#   Xerox Corp.                                                  21,873     217,418
#   Xilinx, Inc.                                                  1,560      70,855
*   Yahoo!, Inc.                                                  4,969     163,629
#*  Yelp, Inc.                                                      158      10,705
#*  Zillow, Inc. Class A                                            214      17,041
                                                                        -----------
Total Information Technology                                             23,916,866
                                                                        -----------
Materials -- (3.5%)
#   Air Products & Chemicals, Inc.                                1,740     189,677
#   Airgas, Inc.                                                  1,060     115,614
#   Albemarle Corp.                                               1,289      85,319
#   Alcoa, Inc.                                                  11,749     108,913
#   Allegheny Technologies, Inc.                                  1,725      57,098
#   Aptargroup, Inc.                                              1,161      74,490
    Ashland, Inc.                                                   937      86,719
    Avery Dennison Corp.                                          1,921      90,518
#   Ball Corp.                                                    1,105      54,023
#   Bemis Co., Inc.                                               2,335      93,167
    Celanese Corp. Series A                                       1,248      69,900
    CF Industries Holdings, Inc.                                  1,302     280,711
#   Cliffs Natural Resources, Inc.                                2,096      53,825
*   Crown Holdings, Inc.                                            720      31,392
#   Cytec Industries, Inc.                                          506      42,044
    Dow Chemical Co. (The)                                        8,629     340,587
    Eagle Materials, Inc.                                           445      33,379
    Eastman Chemical Co.                                          1,552     122,282
#   Ecolab, Inc.                                                  1,695     179,670
#   EI du Pont de Nemours & Co.                                   6,528     399,514
    FMC Corp.                                                       955      69,486
    Freeport-McMoRan Copper & Gold, Inc.                          7,763     285,368
#   Huntsman Corp.                                                6,303     146,356
#   International Flavors & Fragrances, Inc.                        656      54,218
    International Paper Co.                                       3,285     146,544
    LyondellBasell Industries NV Class A                          3,707     276,542
#   Martin Marietta Materials, Inc.                                 515      50,516
#   MeadWestvaco Corp.                                            2,103      73,290
    Monsanto Co.                                                  2,392     250,873
#   Mosaic Co. (The)                                              1,657      75,973
#   NewMarket Corp.                                                 200      62,272
    Nucor Corp.                                                   3,313     171,514
*   Owens-Illinois, Inc.                                          3,422     108,785
#   Packaging Corp. of America                                    1,261      78,535
    PPG Industries, Inc.                                            876     159,940
    Praxair, Inc.                                                 2,373     295,937
    Reliance Steel & Aluminum Co.                                   907      66,474
    Rock Tenn Co. Class A                                         1,250     133,763

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Materials -- (Continued)
    Rockwood Holdings, Inc.                                       1,376 $   87,032
    RPM International, Inc.                                       2,249     87,081
    Scotts Miracle-Gro Co. (The) Class A                            979     57,487
    Sealed Air Corp.                                              3,301     99,624
    Sherwin-Williams Co. (The)                                      642    120,696
    Sigma-Aldrich Corp.                                             905     78,219
#   Sonoco Products Co.                                           2,051     83,353
    Steel Dynamics, Inc.                                          3,426     61,565
    Valspar Corp. (The)                                             815     57,026
#   Vulcan Materials Co.                                          1,518     81,289
#   Westlake Chemical Corp.                                         431     46,298
*   WR Grace & Co.                                                  566     51,880
                                                                        ----------
Total Materials                                                          5,926,778
                                                                        ----------
Telecommunication Services -- (2.0%)
    AT&T, Inc.                                                   28,648  1,037,057
    CenturyLink, Inc.                                             4,093    138,589
*   Crown Castle International Corp.                              1,735    131,895
#   Frontier Communications Corp.                                20,154     88,879
*   Level 3 Communications, Inc.                                  2,093     63,941
#*  SBA Communications Corp. Class A                              1,028     89,919
    Telephone & Data Systems, Inc.                                1,594     49,701
#*  tw telecom, Inc.                                              2,317     73,032
#   United States Cellular Corp.                                    352     17,037
    Verizon Communications, Inc.                                 29,531  1,491,611
#   Windstream Holdings, Inc.                                    17,604    150,514
                                                                        ----------
Total Telecommunication Services                                         3,332,175
                                                                        ----------
Utilities -- (1.8%)
    AES Corp.                                                     4,384     61,771
#   AGL Resources, Inc.                                             738     35,321
#   Alliant Energy Corp.                                            527     27,520
    Ameren Corp.                                                  1,346     48,698
#   American Electric Power Co., Inc.                             1,420     66,513
    American Water Works Co., Inc.                                1,016     43,556
    Aqua America, Inc.                                            1,532     38,576
    Atmos Energy Corp.                                              778     34,442
#*  Calpine Corp.                                                 5,505    111,036
    CenterPoint Energy, Inc.                                      2,404     59,138
#   CMS Energy Corp.                                              1,578     43,332
#   Consolidated Edison, Inc.                                     1,387     80,751
    Dominion Resources, Inc.                                      3,387    215,921
#   DTE Energy Co.                                                  883     61,051
#   Duke Energy Corp.                                             2,388    171,291
    Edison International                                          1,663     81,537
#   Entergy Corp.                                                   900     58,248
#   Exelon Corp.                                                  3,666    104,628
    FirstEnergy Corp.                                             1,237     46,845
    Great Plains Energy, Inc.                                     1,643     38,512
    Integrys Energy Group, Inc.                                     749     43,951
#   ITC Holdings Corp.                                              530     53,313
    MDU Resources Group, Inc.                                     1,180     35,140

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Utilities -- (Continued)
    National Fuel Gas Co.                                              461 $     32,985
    NextEra Energy, Inc.                                             2,570      217,807
#   NiSource, Inc.                                                   1,904       60,014
    Northeast Utilities                                              1,641       70,382
    NRG Energy, Inc.                                                 3,523      100,511
    OGE Energy Corp.                                                 1,004       37,048
    ONEOK, Inc.                                                      2,770      156,505
#   Pepco Holdings, Inc.                                               735       14,171
#   PG&E Corp.                                                       2,346       98,180
#   Pinnacle West Capital Corp.                                        591       33,114
    PPL Corp.                                                        2,824       86,499
    Public Service Enterprise Group, Inc.                            2,554       85,559
    Questar Corp.                                                    1,469       34,757
    SCANA Corp.                                                        703       32,781
    Sempra Energy                                                    1,390      126,685
#   Southern Co. (The)                                               3,237      132,426
#   TECO Energy, Inc.                                                1,950       33,481
#   UGI Corp.                                                        2,542      105,162
#   Westar Energy, Inc.                                              1,333       42,136
#   Wisconsin Energy Corp.                                           1,167       49,142
    Xcel Energy, Inc.                                                1,764       50,909
                                                                           ------------
Total Utilities                                                               3,161,345
                                                                           ------------
TOTAL COMMON STOCKS                                                         134,083,943
                                                                           ------------
TEMPORARY CASH INVESTMENTS -- (1.3%)
    State Street Institutional Liquid Reserves, 0.073%           2,237,177    2,237,177
                                                                           ------------

                                                                  SHARES/
                                                                   FACE
                                                                  AMOUNT
                                                                   (000)
                                                                 ---------
SECURITIES LENDING COLLATERAL -- (19.9%)
(S)@ DFA Short Term Investment Fund                              2,917,225   33,752,290
                                                                           ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $159,513,609)                          $170,073,410
                                                                           ============

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (11.9%)
*   1-800-Flowers.com, Inc. Class A                              193,518 $ 1,050,803
#   Aaron's, Inc.                                                 43,934   1,246,408
    AH Belo Corp. Class A                                         96,709     777,540
*   ALCO Stores, Inc.                                              2,172      23,935
    Ambassadors Group, Inc.                                        6,599      24,350
    Amcon Distributing Co.                                           228      18,354
#*  America's Car-Mart, Inc.                                      55,801   2,552,338
*   Apollo Group, Inc. Class A                                    15,572     415,617
    Arctic Cat, Inc.                                              16,593     869,473
    Ark Restaurants Corp.                                         11,690     247,828
#*  Ascent Capital Group, Inc. Class A                            61,337   5,178,070
*   Ballantyne Strong, Inc.                                       68,354     341,086
#*  Barnes & Noble, Inc.                                         321,067   4,536,677
    Bassett Furniture Industries, Inc.                            51,875     726,250
#   Beasley Broadcasting Group, Inc. Class A                      15,520     134,558
*   Beazer Homes USA, Inc.                                        77,276   1,404,105
#   bebe stores, Inc.                                            418,981   2,526,455
    Belo Corp. Class A                                           335,070   4,600,511
    Big 5 Sporting Goods Corp.                                   114,346   2,162,283
*   Biglari Holdings, Inc.                                         8,095   3,529,582
*   BJ's Restaurants, Inc.                                        10,100     273,306
#   Bob Evans Farms, Inc.                                        140,376   8,014,066
*   Body Central Corp.                                             1,514       8,478
#   Bon-Ton Stores, Inc. (The)                                    12,493     143,045
#*  Books-A-Million, Inc.                                         53,259     133,680
#   Bowl America, Inc. Class A                                    14,589     209,717
#*  Boyd Gaming Corp.                                            273,360   2,886,682
#*  Bridgepoint Education, Inc.                                   32,062     628,415
    Brown Shoe Co., Inc.                                         218,920   4,912,565
*   Build-A-Bear Workshop, Inc.                                  110,392     867,681
#*  Cabela's, Inc.                                               289,665  17,182,928
#*  Cache, Inc.                                                   97,561     588,293
*   Caesars Entertainment Corp.                                   11,176     194,686
#   Callaway Golf Co.                                            337,501   2,845,133
*   Cambium Learning Group, Inc.                                  60,806      88,777
    Canterbury Park Holding Corp.                                  9,680     109,481
*   Capella Education Co.                                          1,015      61,834
*   Career Education Corp.                                        35,639     195,302
    Carriage Services, Inc.                                       70,900   1,424,381
#*  Carrols Restaurant Group, Inc.                                56,541     327,938
#   Cato Corp. (The) Class A                                       6,775     203,047
#*  Cavco Industries, Inc.                                        34,087   1,996,476
#*  Central European Media Enterprises, Ltd. Class A               9,800      30,086
#*  Charles & Colvard, Ltd.                                       32,782     174,072
*   Children's Place Retail Stores, Inc. (The)                    10,996     600,272
*   Christopher & Banks Corp.                                    109,656     632,715
    Churchill Downs, Inc.                                         58,281   5,006,921
*   Citi Trends, Inc.                                             47,444     696,478
*   Clear Channel Outdoor Holdings, Inc. Class A                  28,753     244,401
*   Coast Distribution System (The)                                1,305       4,496
*   Cobra Electronics Corp.                                       24,371      70,920

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  Coldwater Creek, Inc.                                          7,715 $     7,715
#   Collectors Universe                                            6,880     114,552
    Columbia Sportswear Co.                                        1,639     109,600
#*  Conn's, Inc.                                                 100,646   6,083,044
#   Cooper Tire & Rubber Co.                                       6,800     176,868
    Core-Mark Holding Co., Inc.                                   61,513   4,350,814
#*  Corinthian Colleges, Inc.                                    485,524   1,039,021
*   Crocs, Inc.                                                   19,700     239,946
    CSS Industries, Inc.                                          17,513     453,412
    CTC Media, Inc.                                                7,192      90,907
    Culp, Inc.                                                    26,044     503,951
*   Cumulus Media, Inc. Class A                                   58,615     350,518
#*  dELiA*s, Inc.                                                 73,478     101,400
*   Delta Apparel, Inc.                                           33,047     624,588
    Destination Maternity Corp.                                    8,603     268,758
*   Destination XL Group, Inc.                                   200,677   1,394,705
#   DeVry, Inc.                                                  103,898   3,729,938
*   DGSE Cos., Inc.                                                  391         978
#*  Digital Generation, Inc.                                     111,431   1,409,602
    Dillard's, Inc. Class A                                      211,147  17,309,831
    DineEquity, Inc.                                              84,069   6,899,543
*   Dixie Group, Inc. (The)                                       26,302     331,405
    Dorman Products, Inc.                                          2,734     132,900
    Dover Downs Gaming & Entertainment, Inc.                      38,372      57,942
    Dover Motorsports, Inc.                                       12,359      29,167
    DR Horton, Inc.                                               12,135     229,958
#*  DreamWorks Animation SKG, Inc. Class A                       238,933   8,181,066
#*  Education Management Corp.                                    39,767     608,435
    Educational Development Corp.                                  2,346       6,710
*   Emerson Radio Corp.                                           89,291     170,546
#*  Entercom Communications Corp. Class A                         47,847     419,618
    Escalade, Inc.                                                 2,143      18,901
#   Ethan Allen Interiors, Inc.                                   11,178     297,782
#*  EW Scripps Co. Class A                                       251,388   4,982,510
#*  FAB Universal Corp.                                           14,476      90,765
*   Famous Dave's Of America, Inc.                                   393       7,094
#*  Federal-Mogul Corp.                                          172,019   3,524,669
    Finish Line, Inc. (The) Class A                               37,849     947,739
    Flexsteel Industries, Inc.                                    21,493     590,198
#   Fred's, Inc. Class A                                         190,447   3,085,241
    Frisch's Restaurants, Inc.                                    10,437     251,219
*   Fuel Systems Solutions, Inc.                                  89,701   1,611,030
#*  Full House Resorts, Inc.                                      75,264     206,976
#*  G-III Apparel Group, Ltd.                                     63,930   3,626,110
*   Gaiam, Inc. Class A                                           49,050     307,543
#   GameStop Corp. Class A                                       635,798  34,854,446
    Gaming Partners International Corp.                           17,120     142,096
    Gannett Co., Inc.                                             45,752   1,265,958
*   Geeknet, Inc.                                                    560      10,741
#*  Genesco, Inc.                                                 73,952   5,036,871
    Gordmans Stores, Inc.                                          1,412      13,979
#*  Gray Television, Inc.                                        304,210   2,570,574

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Group 1 Automotive, Inc.                                     165,440 $10,588,160
*   Hallwood Group, Inc. (The)                                       101         965
    Harte-Hanks, Inc.                                            239,638   1,909,915
    Haverty Furniture Cos., Inc.                                 106,089   2,950,335
    Haverty Furniture Cos., Inc. Class A                             844      23,632
*   Helen of Troy, Ltd.                                          162,968   7,613,865
#*  hhgregg, Inc.                                                125,798   1,951,127
*   Hollywood Media Corp.                                          6,339      11,854
#   Hooker Furniture Corp.                                        54,414     859,741
#*  Iconix Brand Group, Inc.                                     354,283  12,786,073
    International Speedway Corp. Class A                         133,179   4,356,285
*   Isle of Capri Casinos, Inc.                                  147,406   1,195,463
#   JAKKS Pacific, Inc.                                           54,360     350,078
#*  JC Penney Co., Inc.                                          138,300   1,037,250
    Johnson Outdoors, Inc. Class A                                25,140     689,590
    Jones Group, Inc. (The)                                      471,388   7,325,370
#*  Jos A Bank Clothiers, Inc.                                     3,293     157,998
*   Journal Communications, Inc. Class A                         314,796   2,628,547
*   K12, Inc.                                                     18,132     331,453
#*  Kid Brands, Inc.                                              70,816      98,788
*   Kirkland's, Inc.                                              86,944   1,543,256
*   Krispy Kreme Doughnuts, Inc.                                  90,886   2,204,894
    La-Z-Boy, Inc.                                               248,416   5,733,441
*   Lakeland Industries, Inc.                                     27,527     149,472
    Lear Corp.                                                   119,830   9,273,644
#*  Lee Enterprises, Inc.                                         35,600      97,900
    Lennar Corp. Class B                                          61,143   1,801,884
#*  Life Time Fitness, Inc.                                       24,798   1,126,325
    Lifetime Brands, Inc.                                         57,659     902,940
    Lincoln Educational Services Corp.                            38,993     186,387
#   Lithia Motors, Inc. Class A                                  106,247   6,677,624
*   Live Nation Entertainment, Inc.                              924,308  17,968,548
    Loral Space & Communications, Inc.                            35,122   2,506,657
*   Luby's, Inc.                                                 122,762     940,357
#*  M/I Homes, Inc.                                               88,414   1,809,835
    Mac-Gray Corp.                                                61,547   1,297,411
*   Madison Square Garden Co. (The) Class A                       87,806   5,314,019
    Marcus Corp.                                                 106,855   1,534,438
*   MarineMax, Inc.                                              129,656   1,909,833
*   Marriott Vacations Worldwide Corp.                            55,831   2,796,016
*   Martha Stewart Living Omnimedia Class A                       42,931     109,903
#   Matthews International Corp. Class A                          17,668     717,321
#*  McClatchy Co. (The) Class A                                  191,458     539,912
#   MDC Holdings, Inc.                                           157,095   4,585,603
#*  Media General, Inc. Class A                                   21,681     316,109
    Men's Wearhouse, Inc. (The)                                  276,271  11,686,263
#   Meredith Corp.                                                65,593   3,364,921
#*  Meritage Homes Corp.                                         134,158   6,089,432
*   Modine Manufacturing Co.                                     209,233   2,786,984
*   Mohawk Industries, Inc.                                        5,093     674,415
*   Monarch Casino & Resort, Inc.                                 39,908     674,844
*   Motorcar Parts of America, Inc.                               47,867     654,821

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Movado Group, Inc.                                            85,421 $ 3,983,181
*   MTR Gaming Group, Inc.                                        43,655     227,006
*   Multimedia Games Holding Co., Inc.                            80,216   2,607,822
    NACCO Industries, Inc. Class A                                33,452   1,905,760
*   Nathan's Famous, Inc.                                          6,483     332,708
#*  Nautilus, Inc.                                                 7,966      63,409
*   New York & Co., Inc.                                         198,583   1,016,745
#   New York Times Co. (The) Class A                             161,107   2,228,110
*   Nobility Homes, Inc.                                             946       8,751
#*  Office Depot, Inc.                                           891,483   4,983,390
    OfficeMax, Inc.                                              518,999   7,774,605
*   Orbitz Worldwide, Inc.                                        64,745     598,244
*   Orient-Express Hotels, Ltd. Class A                          477,974   6,361,834
*   P&F Industries, Inc. Class A                                   1,458      11,256
#*  Pacific Sunwear of California, Inc.                          111,913     301,046
    Penske Automotive Group, Inc.                                224,615   8,899,246
*   Pep Boys-Manny Moe & Jack (The)                              274,328   3,549,804
*   Perfumania Holdings, Inc.                                     13,797      64,156
    Perry Ellis International, Inc.                               82,106   1,560,835
#*  Pinnacle Entertainment, Inc.                                 144,245   3,375,333
#*  Quiksilver, Inc.                                             778,756   6,479,250
#*  Radio One, Inc. Class D                                       26,961      80,883
#*  RadioShack Corp.                                             225,355     633,248
*   Reading International, Inc. Class A                            8,787      58,170
*   Red Lion Hotels Corp.                                         90,325     543,756
*   Red Robin Gourmet Burgers, Inc.                               90,949   6,928,495
#   Regis Corp.                                                  298,372   4,326,394
#   Rent-A-Center, Inc.                                          325,902  11,158,884
    RG Barry Corp.                                                28,514     544,047
#*  Rick's Cabaret International, Inc.                            50,022     564,748
    Rocky Brands, Inc.                                            34,614     524,748
*   Ruby Tuesday, Inc.                                           337,423   2,000,918
    Ruth's Hospitality Group, Inc.                                 6,745      82,222
#   Ryland Group, Inc. (The)                                     121,075   4,867,215
    Saga Communications, Inc. Class A                             16,217     772,091
#*  Saks, Inc.                                                   755,984  12,088,184
#   Salem Communications Corp. Class A                            22,946     189,534
#   Scholastic Corp.                                             150,930   4,330,182
*   Scientific Games Corp. Class A                               148,261   2,710,211
    Service Corp. International/US                               158,670   2,857,647
    Shiloh Industries, Inc.                                       35,425     581,678
#   Shoe Carnival, Inc.                                          102,806   2,671,928
*   Shutterfly, Inc.                                               4,700     230,958
#*  Skechers U.S.A., Inc. Class A                                268,478   7,823,449
*   Skullcandy, Inc.                                              10,954      68,791
#*  Skyline Corp.                                                 27,646     120,813
#   Sonic Automotive, Inc. Class A                               196,388   4,375,525
*   Spanish Broadcasting System, Inc. Class A                     16,642      65,902
    Spartan Motors, Inc.                                         157,816   1,071,571
    Speedway Motorsports, Inc.                                   190,470   3,477,982
#*  Sport Chalet, Inc. Class B                                     2,311       2,993
#   Stage Stores, Inc.                                           175,507   3,624,220

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Discretionary -- (Continued)
#   Standard Motor Products, Inc.                                  160,707 $  5,811,165
#*  Stanley Furniture Co., Inc.                                     49,285      191,719
*   Starz - Liberty Capital Class A                                    700       21,105
    Stein Mart, Inc.                                               188,192    2,779,596
*   Steiner Leisure, Ltd.                                            2,621      146,828
#   Stewart Enterprises, Inc. Class A                              371,064    4,901,755
*   Stoneridge, Inc.                                                82,516    1,052,904
#   Strattec Security Corp.                                          4,900      198,548
    Superior Industries International, Inc.                        152,418    2,857,837
    Superior Uniform Group, Inc.                                     5,139       77,599
    Systemax, Inc.                                                  63,565      603,867
#*  Tandy Leather Factory, Inc.                                     40,081      332,672
#   Trans World Entertainment Corp.                                  5,565       24,096
#*  Trinity Place Holdings, Inc.                                    37,307      188,400
#*  Tuesday Morning Corp.                                          200,589    2,838,334
*   Unifi, Inc.                                                     96,247    2,347,464
*   Universal Electronics, Inc.                                     42,301    1,645,932
#   Vail Resorts, Inc.                                              89,224    6,285,831
#   Valassis Communications, Inc.                                   40,393    1,105,152
    Value Line, Inc.                                                   845        7,884
*   Valuevision Media, Inc. Class A                                 72,468      386,979
#*  VOXX International Corp.                                       100,744    1,562,539
#   Washington Post Co. (The) Class B                               30,743   19,777,587
*   Wells-Gardner Electronics Corp.                                 22,378       37,595
#   Wendy's Co. (The)                                            2,246,594   19,522,902
*   West Marine, Inc.                                              115,748    1,413,283
#*  Wet Seal, Inc. (The) Class A                                   380,337    1,258,915
    Weyco Group, Inc.                                               14,578      418,826
#*  Zale Corp.                                                     182,634    2,854,569
                                                                           ------------
Total Consumer Discretionary                                                573,196,034
                                                                           ------------
Consumer Staples -- (2.9%)
    Alico, Inc.                                                     10,173      406,513
*   Alliance One International, Inc.                               444,232    1,319,369
    Andersons, Inc. (The)                                          106,084    7,869,311
#*  Boulder Brands, Inc.                                           276,779    4,536,408
#   Cal-Maine Foods, Inc.                                           23,065    1,170,087
    CCA Industries, Inc.                                            24,286       75,044
*   Central Garden and Pet Co.                                      79,373      602,441
*   Central Garden and Pet Co. Class A                             191,617    1,410,301
*   Chiquita Brands International, Inc.                            229,559    2,375,936
#   Coca-Cola Bottling Co. Consolidated                              9,535      603,756
*   Constellation Brands, Inc. Class A                             152,269    9,943,166
*   Constellation Brands, Inc. Class B                                 157       10,064
*   Craft Brew Alliance, Inc.                                       56,259      912,521
#*  Dean Foods Co.                                                  86,879    1,694,140
#*  Dole Food Co., Inc.                                            440,980    5,975,279
#*  Elizabeth Arden, Inc.                                           77,799    2,815,546
*   Farmer Bros Co.                                                 21,013      379,495
    Fresh Del Monte Produce, Inc.                                  302,976    8,056,132
    Golden Enterprises, Inc.                                        17,103       71,662
#   Griffin Land & Nurseries, Inc.                                  12,781      421,773

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
*   Hain Celestial Group, Inc. (The)                             189,025 $ 15,732,551
    Ingles Markets, Inc. Class A                                  62,571    1,614,957
    Inter Parfums, Inc.                                           89,349    3,141,511
    John B Sanfilippo & Son, Inc.                                 38,315      941,783
*   Mannatech, Inc.                                                2,230       52,606
    MGP Ingredients, Inc.                                         55,785      295,103
    Nash Finch Co.                                                71,489    2,005,981
#*  Natural Alternatives International, Inc.                      12,132       74,127
    Nutraceutical International Corp.                             56,998    1,370,802
    Oil-Dri Corp. of America                                      20,522      728,326
*   Omega Protein Corp.                                          110,084    1,030,386
#   Orchids Paper Products Co.                                    20,718      631,899
*   Pantry, Inc. (The)                                           109,950    1,472,230
*   Pilgrim's Pride Corp.                                        181,851    2,576,829
*   Post Holdings, Inc.                                          183,305    7,872,950
*   Prestige Brands Holdings, Inc.                               300,369    9,380,524
*   Primo Water Corp.                                              4,300       10,707
#   Reliv International, Inc.                                        600        1,518
    Sanderson Farms, Inc.                                         89,079    5,630,684
    Seaboard Corp.                                                 1,661    4,534,530
*   Seneca Foods Corp. Class A                                    31,294      917,540
*   Seneca Foods Corp. Class B                                       189        5,575
#   Snyders-Lance, Inc.                                           45,595    1,367,394
#   Spartan Stores, Inc.                                         108,525    2,553,593
    Spectrum Brands Holdings, Inc.                               120,091    7,916,399
#*  Susser Holdings Corp.                                        129,264    7,088,838
#   Tootsie Roll Industries, Inc.                                 10,934      349,888
*   TreeHouse Foods, Inc.                                          2,500      183,150
#   Universal Corp.                                              123,817    6,566,015
    Village Super Market, Inc. Class A                            20,181      739,835
    Weis Markets, Inc.                                            77,079    3,944,132
                                                                         ------------
Total Consumer Staples                                                    141,381,307
                                                                         ------------
Energy -- (9.2%)
    Adams Resources & Energy, Inc.                                17,359      898,675
#   Alon USA Energy, Inc.                                        285,694    3,451,184
#*  Alpha Natural Resources, Inc.                                963,117    6,741,819
#*  Approach Resources, Inc.                                      87,580    2,465,377
#   Arch Coal, Inc.                                              477,446    2,024,371
*   Atwood Oceanics, Inc.                                         10,300      547,239
*   Barnwell Industries, Inc.                                     21,188       75,217
#*  Basic Energy Services, Inc.                                  237,320    3,481,484
#   Berry Petroleum Co. Class A                                    3,378      161,299
#*  Bill Barrett Corp.                                           259,577    7,182,496
    Bolt Technology Corp.                                         41,081      734,939
#*  Bonanza Creek Energy, Inc.                                    12,400      626,696
#*  BPZ Resources, Inc.                                          410,902      825,913
    Bristow Group, Inc.                                          161,348   12,983,674
#*  C&J Energy Services, Inc.                                    101,732    2,343,905
#*  Cal Dive International, Inc.                                  84,019      165,517
*   Callon Petroleum Co.                                         109,984      751,191
#*  Carrizo Oil & Gas, Inc.                                       61,838    2,710,978

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
    Cimarex Energy Co.                                            96,136 $10,127,928
*   Clayton Williams Energy, Inc.                                 10,106     786,550
*   Cloud Peak Energy, Inc.                                      229,484   3,582,245
#   Comstock Resources, Inc.                                     277,161   4,742,225
    Contango Oil & Gas Co.                                        38,704   1,658,482
    Crosstex Energy, Inc.                                        109,720   3,367,307
*   Dawson Geophysical Co.                                        47,151   1,378,695
#   Delek US Holdings, Inc.                                      193,674   4,948,371
*   Double Eagle Petroleum Co.                                    52,252     145,261
#*  Emerald Oil, Inc.                                            129,561   1,127,181
#*  Endeavour International Corp.                                170,330   1,011,760
    Energy XXI Bermuda, Ltd.                                      16,800     488,208
*   ENGlobal Corp.                                                46,727      51,400
*   EPL Oil & Gas, Inc.                                          189,781   6,050,218
*   Era Group, Inc.                                              101,346   3,202,534
#*  Exterran Holdings, Inc.                                      371,091  10,594,648
#*  Forbes Energy Services, Ltd.                                   2,714      13,516
*   Gastar Exploration, Ltd.                                       4,425      19,116
#*  Global Geophysical Services, Inc.                            136,583     326,433
#   Green Plains Renewable Energy, Inc.                          181,915   2,934,289
    Gulf Island Fabrication, Inc.                                 73,174   1,845,448
    Gulfmark Offshore, Inc. Class A                              149,101   7,422,248
#*  Harvest Natural Resources, Inc.                              198,761     993,805
*   Helix Energy Solutions Group, Inc.                           568,915  13,460,529
*   Hercules Offshore, Inc.                                      840,892   5,718,066
*   HKN, Inc.                                                      1,295      96,477
*   Hornbeck Offshore Services, Inc.                             193,454  10,692,203
#*  James River Coal Co.                                          51,084      98,081
#*  Key Energy Services, Inc.                                    315,211   2,464,950
    Knightsbridge Tankers, Ltd.                                   22,316     183,884
#*  Magnum Hunter Resources Corp.                                505,906   3,607,110
*   Matador Resources Co.                                         23,874     439,520
*   Matrix Service Co.                                           139,889   2,908,292
#*  McDermott International, Inc.                                 73,157     517,220
*   Mexco Energy Corp.                                             6,763      44,433
#*  Miller Energy Resources, Inc.                                 32,924     222,566
*   Mitcham Industries, Inc.                                      57,917     963,739
    Nabors Industries, Ltd.                                      991,502  17,331,455
*   Natural Gas Services Group, Inc.                              61,345   1,717,047
*   Newfield Exploration Co.                                     309,009   9,409,324
#*  Newpark Resources, Inc.                                      487,023   6,209,543
#   Nordic American Tankers, Ltd.                                  3,000      24,480
#*  Northern Oil and Gas, Inc.                                    31,352     515,113
#*  Nuverra Environmental Solutions, Inc.                        252,631     616,420
#*  Overseas Shipholding Group, Inc.                             142,039     490,035
*   Pacific Drilling SA                                            5,594      63,604
#   Panhandle Oil and Gas, Inc. Class A                              587      19,706
*   Parker Drilling Co.                                          643,647   4,634,258
#   Patterson-UTI Energy, Inc.                                   696,309  16,892,456
*   PDC Energy, Inc.                                             157,349  10,669,836
#*  Penn Virginia Corp.                                          288,010   2,450,965
*   PetroQuest Energy, Inc.                                        3,108      14,670

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Energy -- (Continued)
*   PHI, Inc.                                                       63,165 $  2,515,230
*   Pioneer Energy Services Corp.                                  336,370    2,825,508
*   Pyramid Oil Co.                                                    100          530
    QEP Resources, Inc.                                            293,548    9,704,697
*   Renewable Energy Group, Inc.                                    59,110      644,890
#*  Rex Energy Corp.                                               399,863    8,597,054
*   Rowan Cos. P.L.C. Class A                                      671,277   24,219,674
#*  SandRidge Energy, Inc.                                         228,638    1,449,565
#   SEACOR Holdings, Inc.                                          105,631   10,330,712
    SemGroup Corp. Class A                                          67,640    4,084,780
#   Ship Finance International, Ltd.                               172,469    2,854,362
*   Steel Excel, Inc.                                               42,674    1,184,203
*   Stone Energy Corp.                                             213,643    7,447,595
*   Superior Energy Services, Inc.                                 633,713   17,002,520
#*  Swift Energy Co.                                               231,376    3,174,479
*   Synergy Resources Corp.                                          9,843      101,973
#   Teekay Corp.                                                    73,629    3,197,707
*   Tesco Corp.                                                     55,087      946,395
    Tesoro Corp.                                                   476,686   23,305,179
*   TETRA Technologies, Inc.                                       401,757    5,210,788
    TGC Industries, Inc.                                            36,617      269,867
    Tidewater, Inc.                                                297,291   17,902,864
*   Triangle Petroleum Corp.                                       227,723    2,407,032
*   Unit Corp.                                                     224,334   11,533,011
#*  Vaalco Energy, Inc.                                            266,869    1,406,400
#   W&T Offshore, Inc.                                              50,390      961,945
*   Warren Resources, Inc.                                         192,172      601,498
#   Western Refining, Inc.                                         390,087   12,588,107
*   Whiting Petroleum Corp.                                        384,511   25,719,941
*   Willbros Group, Inc.                                           309,295    3,018,719
#*  WPX Energy, Inc.                                               427,916    9,474,060
                                                                           ------------
Total Energy                                                                442,147,109
                                                                           ------------
Financials -- (22.3%)
#*  1/st/ Constitution Bancorp                                         464        4,686
    1/st/ Source Corp.                                              90,857    2,851,093
    1/st/ United Bancorp Inc/Boca Raton                             30,188      230,636
#   Access National Corp.                                           11,489      166,935
*   Alexander & Baldwin, Inc.                                      201,428    7,452,836
    Alliance Bancorp, Inc. of Pennsylvania                             770       11,165
    Allied World Assurance Co. Holdings AG                         169,770   18,384,393
*   American Capital, Ltd.                                       1,522,751   21,333,742
#   American Equity Investment Life Holding Co.                    325,267    6,778,564
    American Financial Group, Inc.                                 459,734   25,864,635
*   American Independence Corp.                                         60          665
#   American National Bankshares, Inc.                              18,542      425,353
    American National Insurance Co.                                 45,596    4,608,388
*   American River Bankshares                                        1,626       14,114
*   Ameris Bancorp                                                  93,067    1,703,126
    AMERISAFE, Inc.                                                104,447    4,021,210
    AmeriServ Financial, Inc.                                       36,909      115,894
    Argo Group International Holdings, Ltd.                        160,766    6,748,957

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   Arrow Financial Corp.                                          1,531 $    39,515
    Aspen Insurance Holdings, Ltd.                               372,700  14,539,027
#   Associated Banc-Corp.                                        554,065   9,009,097
    Assurant, Inc.                                               471,974  27,601,040
#   Assured Guaranty, Ltd.                                       768,259  15,749,309
    Asta Funding, Inc.                                            60,415     518,361
    Astoria Financial Corp.                                      497,058   6,566,136
*   Atlantic Coast Financial Corp.                                 4,033      15,729
#*  Atlanticus Holdings Corp.                                     66,219     231,104
#   Auburn National BanCorp., Inc.                                   692      17,715
*   AV Homes, Inc.                                                44,952     858,583
    Axis Capital Holdings, Ltd.                                  593,046  28,122,241
    Baldwin & Lyons, Inc. Class A                                    253       6,797
    Baldwin & Lyons, Inc. Class B                                 14,285     390,409
#   Banc of California, Inc.                                      23,503     331,627
    Bancfirst Corp.                                               24,142   1,341,571
*   Bancorp, Inc.                                                141,702   2,291,321
#   BancorpSouth, Inc.                                           242,769   5,365,195
    Bank Mutual Corp.                                            160,845   1,022,974
    Bank of Commerce Holdings                                      5,200      28,600
    Bank of Kentucky Financial Corp.                               3,728     107,404
    BankFinancial Corp.                                          106,520     989,571
    Banner Corp.                                                 102,797   3,933,013
#   Bar Harbor Bankshares                                          8,396     316,865
    BBCN Bancorp, Inc.                                           185,117   2,745,285
#   BCB Bancorp, Inc.                                              4,921      54,426
*   BCSB Bancorp, Inc.                                               238       6,057
#*  Beneficial Mutual Bancorp, Inc.                               23,968     233,688
    Berkshire Hills Bancorp, Inc.                                105,507   2,676,713
#*  BofI Holding, Inc.                                            54,028   3,264,372
    Boston Private Financial Holdings, Inc.                      377,588   4,300,727
    Bridge Bancorp, Inc.                                           2,355      54,377
#*  Bridge Capital Holdings                                        1,785      31,398
    Brookline Bancorp, Inc.                                      273,500   2,425,945
    Bryn Mawr Bank Corp.                                          16,485     459,272
    C&F Financial Corp.                                            2,760     148,792
#   Calamos Asset Management, Inc. Class A                        87,224     856,540
#   California First National Bancorp                              3,333      59,494
*   Camco Financial Corp.                                            411       2,548
    Camden National Corp.                                         10,941     441,469
#   Cape Bancorp, Inc.                                             3,623      33,368
#*  Capital City Bank Group, Inc.                                 69,097     849,893
    Capital Southwest Corp.                                       69,272   2,276,971
    CapitalSource, Inc.                                          731,662   9,570,139
    Capitol Federal Financial, Inc.                               38,345     485,831
#   Cardinal Financial Corp.                                     147,342   2,431,143
#   Cash America International, Inc.                              71,699   2,828,526
    Cathay General Bancorp                                       368,468   9,075,367
    Center Bancorp, Inc.                                          50,281     752,204
    Centerstate Banks, Inc.                                       86,915     856,982
#   Central Pacific Financial Corp.                               14,470     266,537
    Century Bancorp, Inc. Class A                                  3,819     124,118

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    CFS Bancorp, Inc.                                                3,357 $    41,929
    Chemical Financial Corp.                                        79,068   2,315,902
    Chicopee Bancorp, Inc.                                           1,885      33,082
    Citizens Community Bancorp, Inc.                                 6,617      50,488
    Citizens Holding Co.                                             1,103      21,089
#*  Citizens, Inc.                                                  78,129     656,284
#   City Holding Co.                                                17,442     793,611
#   Clifton Savings Bancorp, Inc.                                    2,471      31,209
    CNB Financial Corp.                                              7,180     143,672
    CNO Financial Group, Inc.                                    1,174,038  18,291,512
    CoBiz Financial, Inc.                                          151,412   1,642,820
#   Codorus Valley Bancorp, Inc.                                       303       6,372
#*  Colonial Financial Services, Inc.                                  522       7,308
    Columbia Banking System, Inc.                                  153,319   3,938,765
    Commercial National Financial Corp.                              1,547      32,487
#   Community Bank System, Inc.                                    126,240   4,583,774
#   Community Trust Bancorp, Inc.                                   69,880   2,976,189
*   Community West Bancshares                                          367       2,156
#   Consolidated-Tomoka Land Co.                                    11,795     442,548
*   Cowen Group, Inc. Class A                                      349,805   1,388,726
#   CVB Financial Corp.                                             30,606     445,011
*   DFC Global Corp.                                                 1,000      12,100
    Dime Community Bancshares, Inc.                                179,204   2,931,777
    Donegal Group, Inc. Class A                                     80,831   1,281,171
#   Donegal Group, Inc. Class B                                         59       1,239
#*  Doral Financial Corp.                                            1,812      30,623
#*  E*TRADE Financial Corp.                                      1,092,091  18,467,259
    Eastern Insurance Holdings, Inc.                                45,624   1,115,051
    EMC Insurance Group, Inc.                                       55,011   1,872,574
    Employers Holdings, Inc.                                       110,966   3,336,748
#*  Encore Capital Group, Inc.                                      47,093   2,300,493
    Endurance Specialty Holdings, Ltd.                             242,794  13,424,080
#*  Enstar Group, Ltd.                                               8,504   1,155,949
#   Enterprise Bancorp, Inc.                                         7,936     155,069
    Enterprise Financial Services Corp.                             49,993     901,374
#   ESB Financial Corp.                                             50,107     666,924
    ESSA Bancorp, Inc.                                              79,429     870,542
    Evans Bancorp, Inc.                                                163       3,297
*   Ezcorp, Inc. Class A                                             4,075      64,100
#*  Farmers Capital Bank Corp.                                       1,687      34,651
    FBL Financial Group, Inc. Class A                              134,590   6,021,557
    Federal Agricultural Mortgage Corp. Class C                     60,117   2,145,576
    Federated National Holding Co. Class C                          28,190     288,948
    Fidelity Southern Corp.                                         21,545     328,994
    Financial Institutions, Inc.                                    31,060     735,190
*   First Acceptance Corp.                                          82,671     140,541
    First American Financial Corp.                                 274,012   7,085,950
#*  First BanCorp                                                   76,559     424,902
    First Bancorp                                                   63,963     958,166
    First Bancorp, Inc.                                             23,909     416,256
    First Bancshares, Inc.                                             137       2,034
#   First Busey Corp.                                              256,451   1,325,852

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   First Business Financial Services, Inc.                            614 $    21,625
    First Citizens BancShares, Inc. Class A                          8,839   1,871,481
    First Commonwealth Financial Corp.                             522,296   4,538,752
    First Community Bancshares, Inc.                                48,980     817,476
#   First Connecticut Bancorp Inc/Farmington                         3,750      55,050
    First Defiance Financial Corp.                                  44,537   1,149,945
*   First Federal Bancshares of Arkansas, Inc.                       4,332      38,901
    First Financial Bancorp                                         95,772   1,486,381
    First Financial Corp.                                           49,520   1,710,421
#   First Financial Holdings, Inc.                                   4,218     252,785
#   First Financial Northwest, Inc.                                 97,328   1,055,036
    First Interstate Bancsystem, Inc.                               39,348     988,028
#*  First Marblehead Corp. (The)                                   243,279     233,548
    First Merchants Corp.                                          139,166   2,616,321
    First Midwest Bancorp, Inc.                                    307,253   5,109,617
#   First Niagara Financial Group, Inc.                          1,293,262  14,264,680
*   First South Bancorp, Inc.                                        6,484      43,832
#   First West Virginia Bancorp                                         63       1,033
    Firstbank Corp.                                                    301       5,897
    FirstMerit Corp.                                               206,220   4,631,701
#*  Flagstar Bancorp, Inc.                                          41,624     674,725
    Flushing Financial Corp.                                       152,256   3,058,823
#   FNB Corp.                                                      457,720   5,726,077
*   Forestar Group, Inc.                                            78,340   1,749,332
*   Fortegra Financial Corp.                                           281       2,071
    Fox Chase Bancorp, Inc.                                         23,164     400,042
    Franklin Financial Corp.                                         5,307     100,143
#   FXCM, Inc. Class A                                               5,955      97,602
#   Gain Capital Holdings, Inc.                                      1,656      17,338
*   Genworth Financial, Inc. Class A                             2,131,699  30,973,586
#   German American Bancorp, Inc.                                   30,439     827,332
    GFI Group, Inc.                                                221,401     768,261
#   Glacier Bancorp, Inc.                                           87,422   2,415,470
*   Global Indemnity P.L.C.                                         81,077   1,996,927
#   Great Southern Bancorp, Inc.                                    51,030   1,432,922
#*  Green Dot Corp. Class A                                         63,664   1,366,229
#*  Greenlight Capital Re, Ltd. Class A                             49,161   1,513,667
    Guaranty Bancorp                                                24,139     325,877
#*  Guaranty Federal Bancshares, Inc.                                  348       3,920
*   Hallmark Financial Services, Inc.                              100,040     851,340
    Hampden Bancorp, Inc.                                           20,730     356,556
    Hanmi Financial Corp.                                          148,220   2,590,886
    Hanover Insurance Group, Inc. (The)                            221,081  12,942,082
#   Harleysville Savings Financial Corp.                             1,060      19,451
#*  Harris & Harris Group, Inc.                                    146,100     457,293
    Hawthorn Bancshares, Inc.                                          535       7,388
#   HCI Group, Inc.                                                 31,651   1,390,745
#   Heartland Financial USA, Inc.                                   44,981   1,191,547
    Heritage Commerce Corp.                                         68,269     531,816
    Heritage Financial Corp.                                        25,380     409,379
    Heritage Financial Group, Inc.                                     194       3,333
    HF Financial Corp.                                               3,852      51,347

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
*   Hilltop Holdings, Inc.                                       253,312 $ 4,392,430
#   Hingham Institution for Savings                                1,748     127,115
*   HMN Financial, Inc.                                              800       6,888
*   Home Bancorp, Inc.                                             5,782     105,059
#   Home BancShares, Inc.                                         58,632   1,986,452
    Home Federal Bancorp, Inc.                                    86,290   1,345,261
    HopFed Bancorp, Inc.                                           6,953      75,440
    Horace Mann Educators Corp.                                  199,789   5,534,155
    Horizon Bancorp                                                9,962     216,275
    Hudson City Bancorp, Inc.                                     75,160     674,937
#   Hudson Valley Holding Corp.                                   11,959     221,122
#   Iberiabank Corp.                                              77,132   4,506,823
*   ICG Group, Inc.                                              117,659   1,919,018
#*  Imperial Holdings, Inc.                                        1,082       6,341
    Independence Holding Co.                                      55,689     764,053
#   Independent Bank Corp.(453836108)                             97,815   3,509,602
#*  Independent Bank Corp.(453838609)                             24,000     233,280
    Infinity Property & Casualty Corp.                            11,500     788,670
    Interactive Brokers Group, Inc. Class A                       93,698   1,932,990
    International Bancshares Corp.                               239,756   5,478,425
*   Intervest Bancshares Corp. Class A                            17,708     129,091
#*  INTL. FCStone, Inc.                                            4,934     100,950
*   Investment Technology Group, Inc.                            154,059   2,468,025
#   Investors Title Co.                                            4,025     314,514
#   Janus Capital Group, Inc.                                    888,638   8,770,857
    JMP Group, Inc.                                               57,369     367,735
*   KCG Holdings, Inc. Class A                                    42,847     374,483
#*  Kearny Financial Corp.                                         1,371      14,396
    Kemper Corp.                                                 288,656  10,686,045
#   Kentucky First Federal Bancorp                                 2,420      19,578
    Lake Shore Bancorp, Inc.                                         306       3,687
#   Lakeland Bancorp, Inc.                                       130,516   1,487,882
    Lakeland Financial Corp.                                      52,733   1,876,767
    Landmark Bancorp, Inc.                                           446       8,969
#   Legg Mason, Inc.                                             731,595  28,144,460
    LNB Bancorp, Inc.                                             31,120     302,798
#*  Louisiana Bancorp, Inc.                                       13,988     250,315
*   Macatawa Bank Corp.                                          137,897     677,074
#   Maiden Holdings, Ltd.                                        224,361   2,456,753
    MainSource Financial Group, Inc.                              88,279   1,431,885
    Manning & Napier, Inc.                                        13,076     217,062
*   Markel Corp.                                                   7,250   3,840,108
    Marlin Business Services Corp.                                58,904   1,623,983
#*  Maui Land & Pineapple Co., Inc.                                  817       3,480
#   MB Financial, Inc.                                           272,954   8,106,734
#*  MBIA, Inc.                                                   871,365   9,907,420
#*  MBT Financial Corp.                                           39,294     150,889
    MCG Capital Corp.                                            450,543   2,122,058
#   Meadowbrook Insurance Group, Inc.                            217,301   1,442,879
#   Medallion Financial Corp.                                    109,087   1,655,941
    Mercantile Bank Corp.                                         37,124     810,788
#   Merchants Bancshares, Inc.                                    17,206     515,836

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
*   Meridian Interstate Bancorp, Inc.                               23,717 $   563,042
#   Meta Financial Group, Inc.                                       1,924      71,611
*   Metro Bancorp, Inc.                                             66,562   1,420,433
    MetroCorp Bancshares, Inc.                                      13,453     192,781
#*  MGIC Investment Corp.                                          848,943   6,910,396
    MicroFinancial, Inc.                                            41,697     358,177
    Mid Penn Bancorp, Inc.                                             106       1,279
#   MidSouth Bancorp, Inc.                                          19,374     294,097
#   Montpelier Re Holdings, Ltd.                                   317,012   8,752,701
    MutualFirst Financial, Inc.                                      3,283      55,811
    NASDAQ OMX Group, Inc. (The)                                   858,799  30,427,249
#   National Interstate Corp.                                       13,998     365,768
    National Penn Bancshares, Inc.                                 516,991   5,361,197
    National Security Group, Inc.                                    1,423       9,178
    National Western Life Insurance Co. Class A                      2,511     522,288
*   Naugatuck Valley Financial Corp.                                   385       2,845
*   Navigators Group, Inc. (The)                                    67,157   3,776,910
    NBT Bancorp, Inc.                                               70,594   1,720,376
    Nelnet, Inc. Class A                                           155,516   6,629,647
*   New Century Bancorp, Inc.                                          700       4,627
#   New Hampshire Thrift Bancshares, Inc.                            1,468      20,846
*   NewBridge Bancorp                                               48,182     359,438
#*  NewStar Financial, Inc.                                        256,825   4,471,323
    Nicholas Financial, Inc.                                         4,089      65,628
*   North Valley Bancorp                                             6,514     123,115
    Northeast Community Bancorp, Inc.                                9,196      69,430
#   Northfield Bancorp, Inc.                                        31,022     401,114
    Northrim BanCorp, Inc.                                          10,888     273,289
    Northwest Bancshares, Inc.                                     343,594   4,806,880
#   Norwood Financial Corp.                                            368      10,576
    Ocean Shore Holding Co.                                             92       1,313
    OceanFirst Financial Corp.                                      60,364   1,061,803
    OFG Bancorp                                                    216,486   3,206,158
    Ohio Valley Banc Corp.                                           1,834      37,670
#   Old National Bancorp                                           356,617   5,185,211
    Old Republic International Corp.                             1,179,426  19,802,563
#*  Old Second Bancorp, Inc.                                        32,787     156,394
*   OmniAmerican Bancorp, Inc.                                      49,613   1,087,517
    OneBeacon Insurance Group, Ltd. Class A                        107,996   1,723,616
#   Oppenheimer Holdings, Inc. Class A                              14,598     289,478
    Oritani Financial Corp.                                         50,436     818,072
    Pacific Continental Corp.                                       34,894     480,839
*   Pacific Mercantile Bancorp                                      40,919     254,516
#*  Pacific Premier Bancorp, Inc.                                   18,779     261,216
    PacWest Bancorp                                                 16,415     624,591
    Park National Corp.                                             10,252     812,163
    Park Sterling Corp.                                            119,833     780,113
    PartnerRe, Ltd.                                                321,083  32,175,727
#   Peapack Gladstone Financial Corp.                               23,800     436,492
#   People's United Financial, Inc.                              1,477,976  21,327,194
    Peoples Bancorp of North Carolina, Inc.                            410       5,367
#   Peoples Bancorp, Inc.                                           49,925   1,119,319

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE+
                                                                  ------- -----------
Financials -- (Continued)
#*   PHH Corp.                                                    305,779 $ 7,353,985
#*   Phoenix Cos., Inc. (The)                                      18,657     719,600
*    PICO Holdings, Inc.                                           89,733   2,106,931
*    Pinnacle Financial Partners, Inc.                            158,447   4,911,857
*    Piper Jaffray Cos.                                            60,533   2,172,529
     Platinum Underwriters Holdings, Ltd.                         188,394  11,716,223
*    Popular, Inc.                                                270,401   6,827,625
#*   Portfolio Recovery Associates, Inc.                            5,400     321,030
*    Preferred Bank                                                24,059     462,414
     Primerica, Inc.                                               35,182   1,511,067
     PrivateBancorp, Inc.                                         258,703   6,302,005
     Protective Life Corp.                                        420,743  19,387,837
#    Provident Financial Holdings, Inc.                            30,246     458,529
     Provident Financial Services, Inc.                           305,970   5,733,878
*    Prudential Bancorp, Inc.                                       2,693      29,110
*    PSB Holdings, Inc.                                               599       3,738
#    Pulaski Financial Corp.                                       28,592     311,367
     QC Holdings, Inc.                                             80,189     188,444
     QCR Holdings, Inc.                                               246       4,271
     Radian Group, Inc.                                           375,344   5,468,762
     Reinsurance Group of America, Inc.                           387,086  27,552,781
#    Renasant Corp.                                               120,023   3,442,260
#    Republic Bancorp, Inc. Class A                                21,299     490,303
     Resource America, Inc. Class A                                83,429     719,992
*    Riverview Bancorp, Inc.                                       31,681      84,271
     Rockville Financial, Inc.                                     65,894     866,506
#*   Roma Financial Corp.                                           2,705      52,639
#    S&T Bancorp, Inc.                                            137,134   3,362,526
#*   Safeguard Scientifics, Inc.                                  101,615   1,773,182
     Safety Insurance Group, Inc.                                  65,125   3,561,686
     Salisbury Bancorp, Inc.                                          291       7,631
     Sandy Spring Bancorp, Inc.                                   104,976   2,570,862
#*   Seacoast Banking Corp. of Florida                             29,126      66,407
     Selective Insurance Group, Inc.                              252,402   6,630,601
*    Shore Bancshares, Inc.                                         2,613      23,909
     SI Financial Group, Inc.                                       7,388      83,706
     Sierra Bancorp                                                27,291     516,619
     Simmons First National Corp. Class A                          57,881   1,895,024
     Simplicity Bancorp, Inc.                                      18,379     288,183
(d)  Southern Community Financial                                  34,147       7,512
*    Southern First Bancshares, Inc.                                2,286      30,724
     Southern Missouri Bancorp, Inc.                                  293       8,863
#    Southern National Bancorp of Virginia, Inc.                      259       2,525
#    Southside Bancshares, Inc.                                    48,813   1,332,595
*    Southwest Bancorp, Inc.                                       87,892   1,407,151
     Southwest Georgia Financial Corp.                                700       6,650
     StanCorp Financial Group, Inc.                               122,098   7,191,572
     State Auto Financial Corp.                                   121,285   2,304,415
     StellarOne Corp.                                             104,796   2,439,651
*    Sterling Bancorp(859158107)                                   80,532   1,187,847
     Sterling Bancorp(85917A100)                                  170,197   1,994,709
#    Stewart Information Services Corp.                            93,852   2,939,445

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#*  Stratus Properties, Inc.                                       1,430 $    21,993
*   Suffolk Bancorp                                               87,728   1,715,082
    Summit State Bank                                              1,121      11,098
#*  Sun Bancorp, Inc.                                            120,870     398,871
    Susquehanna Bancshares, Inc.                                 956,660  11,274,238
*   Sussex Bancorp                                                   639       4,374
    SY Bancorp, Inc.                                                 900      27,009
    Symetra Financial Corp.                                      244,896   4,586,902
*   Taylor Capital Group, Inc.                                    78,907   1,814,861
    Teche Holding Co.                                                540      27,162
    Territorial Bancorp, Inc.                                     20,309     442,939
    TF Financial Corp.                                             4,609     127,900
    Thomas Properties Group, Inc.                                248,419   1,689,249
    Timberland Bancorp, Inc.                                      10,843      96,177
#   Tompkins Financial Corp.                                      36,628   1,806,493
    Tower Financial Corp.                                             88       2,088
#   Tower Group International, Ltd.                              213,884     776,399
#   TowneBank                                                     79,009   1,150,371
    Tree.com, Inc.                                                52,289   1,543,048
#   Trico Bancshares                                              48,647   1,230,283
#   TrustCo Bank Corp.                                           183,689   1,234,390
#   Trustmark Corp.                                              178,457   4,846,892
#   Umpqua Holdings Corp.                                        583,249   9,547,786
#   Union First Market Bankshares Corp.                           75,815   1,828,658
    United Bancshares, Inc.                                          466       6,184
#   United Bankshares, Inc.                                       79,082   2,339,246
    United Community Bancorp                                         114       1,243
*   United Community Banks, Inc.                                  87,255   1,360,305
#*  United Community Financial Corp.                               2,218       8,872
    United Financial Bancorp, Inc.                                96,629   1,515,143
    United Fire Group, Inc.                                      118,756   3,764,565
#*  United Security Bancshares                                     1,123       5,773
    Unity Bancorp, Inc.                                            3,489      25,853
#   Universal Insurance Holdings, Inc.                           162,232   1,271,899
    Univest Corp. of Pennsylvania                                 42,883     856,374
    Validus Holdings, Ltd.                                       382,593  15,104,772
#   ViewPoint Financial Group, Inc.                               71,766   1,565,216
*   Virginia Commerce Bancorp, Inc.                              135,705   2,175,351
#   VSB Bancorp, Inc.                                                 80         842
#*  Walker & Dunlop, Inc.                                         64,037     831,200
    Washington Banking Co.                                        26,133     444,522
    Washington Federal, Inc.                                     340,942   7,766,659
#   Washington Trust Bancorp, Inc.                                60,295   1,983,103
#*  Waterstone Financial, Inc.                                     7,928      84,354
    Wayne Savings Bancshares, Inc.                                   120       1,242
    Webster Financial Corp.                                      253,863   7,080,239
#   WesBanco, Inc.                                               118,609   3,487,105
    West BanCorp., Inc.                                           58,779     812,326
*   Western Alliance Bancorp                                     280,258   5,927,457
    Westfield Financial, Inc.                                    131,049     944,863
    Wilshire Bancorp, Inc.                                       351,642   2,978,408
#   Wintrust Financial Corp.                                     216,755   9,431,010

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES      VALUE+
                                                                 ------- --------------
Financials -- (Continued)
    WSFS Financial Corp.                                           9,221 $      645,562
    WVS Financial Corp.                                              111          1,228
*   Yadkin Financial Corp.                                           753         12,364
    Zions BanCorp.                                               790,545     22,427,762
*   ZipRealty, Inc.                                               93,955        516,753
                                                                         --------------
Total Financials                                                          1,075,124,885
                                                                         --------------
Health Care -- (5.5%)
*   Addus HomeCare Corp.                                          26,022        672,669
    Aetna, Inc.                                                   37,357      2,342,284
#*  Affymetrix, Inc.                                             448,440      3,170,471
#*  Albany Molecular Research, Inc.                              143,811      1,883,924
*   Alere, Inc.                                                  336,375     11,345,929
*   Allied Healthcare Products                                     1,097          2,556
    Almost Family, Inc.                                           43,727        840,870
*   Alphatec Holdings, Inc.                                      147,075        267,676
#*  Amedisys, Inc.                                               168,789      2,747,885
#*  American Shared Hospital Services                              4,548         11,074
#*  Amicus Therapeutics, Inc.                                      3,700          7,844
*   AMN Healthcare Services, Inc.                                 93,637      1,161,099
*   Amsurg Corp.                                                 163,941      7,031,429
    Analogic Corp.                                                40,749      3,758,280
*   AngioDynamics, Inc.                                          136,517      2,146,047
*   Anika Therapeutics, Inc.                                      73,307      2,189,680
*   Arqule, Inc.                                                   8,633         19,424
#*  AVEO Pharmaceuticals, Inc.                                    12,600         26,082
#*  Baxano Surgical, Inc.                                         97,586        118,079
*   BioScrip, Inc.                                               266,195      1,866,027
*   BioTelemetry, Inc.                                           105,109        960,696
*   Cambrex Corp.                                                150,781      2,536,136
    Cantel Medical Corp.                                         144,427      5,069,388
#*  Capital Senior Living Corp.                                  136,755      3,033,226
*   Chindex International, Inc.                                    6,388        107,510
*   Codexis, Inc.                                                  3,757          6,537
    Community Health Systems, Inc.                               490,559     21,403,089
    CONMED Corp.                                                 141,317      5,125,568
*   Cross Country Healthcare, Inc.                               121,342        720,771
#   CryoLife, Inc.                                                81,378        731,588
#*  Cumberland Pharmaceuticals, Inc.                              90,380        441,958
#*  Cutera, Inc.                                                  72,520        728,826
*   Cynosure, Inc. Class A                                        57,163      1,235,292
*   Digirad Corp.                                                 88,544        294,852
*   Emergent Biosolutions, Inc.                                   92,356      1,803,713
*   Enzo Biochem, Inc.                                           132,897        330,914
#   Enzon Pharmaceuticals, Inc.                                   79,602        117,811
*   Exactech, Inc.                                                38,546        874,994
#*  ExamWorks Group, Inc.                                         29,669        766,944
*   Five Star Quality Care, Inc.                                 215,512      1,092,646
#*  Furiex Pharmaceuticals, Inc.                                  10,318        403,434
*   Gentiva Health Services, Inc.                                127,589      1,460,894
*   Greatbatch, Inc.                                             135,788      5,176,239
#*  Hanger, Inc.                                                  73,885      2,711,579

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                   SHARES    VALUE+
                                                                   ------- -----------
Health Care -- (Continued)
*     Harvard Bioscience, Inc.                                     148,840 $   876,668
#*    HealthStream, Inc.                                            34,105   1,218,231
#*    Healthways, Inc.                                             204,778   1,972,012
      Hi-Tech Pharmacal Co., Inc.                                   57,671   2,485,043
      Hill-Rom Holdings, Inc.                                       28,554   1,178,995
#*    Hologic, Inc.                                                373,058   8,352,769
#*    Horizon Pharma, Inc.                                          34,063     142,724
*     ICU Medical, Inc.                                             16,863   1,042,133
#*    Idera Pharmaceuticals, Inc.                                  141,206     259,819
*     Impax Laboratories, Inc.                                      52,432   1,062,272
#     Invacare Corp.                                               162,215   3,482,756
*     Iridex Corp.                                                     918       5,480
      Kewaunee Scientific Corp.                                      7,798     135,373
      Kindred Healthcare, Inc.                                     301,101   4,179,282
*     Lannett Co., Inc.                                             97,301   2,297,277
      LeMaitre Vascular, Inc.                                       73,991     594,888
*     LHC Group, Inc.                                               79,076   1,628,966
*     LifePoint Hospitals, Inc.                                    233,325  12,048,903
*     Magellan Health Services, Inc.                               137,122   8,049,061
(d)*  Maxygen, Inc.                                                172,517       5,175
*     MedAssets, Inc.                                              170,055   3,916,367
(d)*  MedCath Corp.                                                103,153     141,320
*     Medical Action Industries, Inc.                               90,546     548,709
*     MediciNova, Inc.                                              23,798      58,781
#*    Merit Medical Systems, Inc.                                   28,739     459,537
*     Misonix, Inc.                                                  5,883      24,591
*     Molina Healthcare, Inc.                                      276,308   8,742,385
#*    Momenta Pharmaceuticals, Inc.                                 41,443     679,251
#     National Healthcare Corp.                                     25,110   1,214,822
*     Natus Medical, Inc.                                          159,489   3,146,718
*     NuVasive, Inc.                                                69,920   2,222,058
#*    Ocera Therapeutics, Inc.                                       1,300      10,062
      Omnicare, Inc.                                               597,354  32,944,073
*     Omnicell, Inc.                                               212,175   4,894,877
*     OraSure Technologies, Inc.                                     8,200      53,464
*     Orthofix International NV                                      2,900      59,421
#     Owens & Minor, Inc.                                           53,323   1,995,347
#*    Pacific Biosciences of California, Inc.                       74,676     306,918
#*    PDI, Inc.                                                     51,576     246,018
#*    PharMerica Corp.                                             139,837   2,063,994
*     PhotoMedex, Inc.                                               6,849      86,571
#*    Pozen, Inc.                                                   85,751     538,945
*     Providence Service Corp. (The)                                56,478   1,688,127
#*    Repligen Corp.                                               112,834   1,234,404
#*    Rigel Pharmaceuticals, Inc.                                    9,300      28,737
*     Rochester Medical Corp.                                       26,852     536,503
*     RTI Biologics, Inc.                                          275,919     769,814
#*    Sciclone Pharmaceuticals, Inc.                               334,998   1,584,541
      Select Medical Holdings Corp.                                207,614   1,760,567
#*    Skilled Healthcare Group, Inc. Class A                        59,516     253,538
#*    Solta Medical, Inc.                                          190,127     351,735
      Span-America Medical Systems, Inc.                             4,850      91,422

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                  ------- ------------
Health Care -- (Continued)
#*   Sucampo Pharmaceuticals, Inc. Class A                         55,519 $    344,218
*    SurModics, Inc.                                               21,216      500,273
*    Symmetry Medical, Inc.                                       193,018    1,563,446
*    Targacept, Inc.                                               23,151      109,967
#    Teleflex, Inc.                                               140,588   12,959,402
#*   Transcept Pharmaceuticals, Inc.                               61,189      225,176
#*   Triple-S Management Corp. Class B                             94,561    1,684,131
     Universal American Corp.                                     378,020    2,804,908
*    VCA Antech, Inc.                                              91,326    2,598,225
#*   ViroPharma, Inc.                                             370,224   14,372,096
#*   Wright Medical Group, Inc.                                   241,450    6,560,196
                                                                          ------------
Total Health Care                                                          266,137,416
                                                                          ------------
Industrials -- (13.6%)
#    AAR Corp.                                                    206,357    6,042,133
#    ABM Industries, Inc.                                         204,333    5,621,201
#    Acacia Research Corp.                                         13,695      206,658
#*   ACCO Brands Corp.                                            129,363      756,774
#*   Accuride Corp.                                                22,927      103,172
     Aceto Corp.                                                  152,615    2,434,209
     Acme United Corp.                                             12,718      186,192
#    Acorn Energy, Inc.                                            29,843      112,210
*    Adept Technology, Inc.                                        60,855      506,314
*    AECOM Technology Corp.                                       333,821   10,608,831
*    Aegion Corp.                                                 186,883    3,831,101
*    AeroCentury Corp.                                                782       15,640
#*   Aerovironment, Inc.                                          139,035    3,769,239
     AGCO Corp.                                                   223,919   13,072,391
*    Air Transport Services Group, Inc.                           303,540    2,197,630
     Aircastle, Ltd.                                              170,702    3,221,147
     Alamo Group, Inc.                                             62,933    2,969,808
     Albany International Corp. Class A                           141,082    5,193,228
     Alliant Techsystems, Inc.                                      2,986      325,086
(d)  Allied Defense Group, Inc. (The)                              20,781      109,100
     Allied Motion Technologies, Inc.                               6,010       57,396
     Altra Holdings, Inc.                                         157,795    4,792,234
     AMERCO                                                        84,246   17,011,795
#*   Ameresco, Inc. Class A                                        11,550      120,813
#    American Railcar Industries, Inc.                            121,307    4,968,735
     American Science & Engineering, Inc.                           1,281       84,264
#*   American Superconductor Corp.                                 54,350      118,483
*    American Woodmark Corp.                                       22,589      766,219
     Ampco-Pittsburgh Corp.                                        32,333      595,251
*    AMREP Corp.                                                    7,243       58,306
#    Apogee Enterprises, Inc.                                     141,135    4,414,703
     Applied Industrial Technologies, Inc.                         11,969      566,253
*    ARC Document Solutions, Inc.                                  94,568      590,104
     Argan, Inc.                                                    5,994      133,367
#    Arkansas Best Corp.                                          152,757    4,180,959
#*   Ascent Solar Technologies, Inc.                               31,847       29,936
     Astec Industries, Inc.                                        79,925    2,702,264
*    Atlas Air Worldwide Holdings, Inc.                           151,882    5,624,190

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  Avalon Holdings Corp. Class A                                  1,925 $     9,972
*   Avis Budget Group, Inc.                                      665,365  20,845,885
    Baltic Trading, Ltd.                                          36,740     164,595
    Barnes Group, Inc.                                           231,549   8,229,251
    Barrett Business Services, Inc.                               47,782   3,978,807
#*  BlueLinx Holdings, Inc.                                      217,402     404,368
    Brady Corp. Class A                                           84,723   2,473,064
*   Breeze-Eastern Corp.                                          37,653     351,114
#   Briggs & Stratton Corp.                                      259,610   4,761,247
*   CAI International, Inc.                                       79,003   1,729,376
*   Casella Waste Systems, Inc. Class A                           63,044     372,590
#*  CBIZ, Inc.                                                   185,642   1,514,839
    CDI Corp.                                                    102,838   1,650,550
#   Ceco Environmental Corp.                                      34,172     603,136
#   Celadon Group, Inc.                                          132,598   2,458,367
#   Chicago Rivet & Machine Co.                                    2,310      76,692
    CIRCOR International, Inc.                                    84,843   6,258,868
*   Columbus McKinnon Corp.                                       92,002   2,392,972
    Comfort Systems USA, Inc.                                    182,974   3,408,806
#   Compx International, Inc.                                      5,019      71,220
    Con-way, Inc.                                                 79,956   3,294,187
*   Consolidated Graphics, Inc.                                   64,334   4,123,166
*   Costa, Inc.                                                   45,031     906,024
    Courier Corp.                                                 52,547     892,774
    Covanta Holding Corp.                                        117,796   2,022,557
*   Covenant Transportation Group, Inc. Class A                   41,614     271,739
#*  CPI Aerostructures, Inc.                                      30,852     382,565
*   CRA International, Inc.                                       46,319     882,377
    Cubic Corp.                                                    3,814     200,235
    Curtiss-Wright Corp.                                         244,099  12,151,248
*   DigitalGlobe, Inc.                                            29,680     944,418
*   Dolan Co. (The)                                              107,835     277,136
    Douglas Dynamics, Inc.                                       100,626   1,526,496
#*  Ducommun, Inc.                                                49,344   1,226,692
*   Dycom Industries, Inc.                                       143,346   4,250,209
    Dynamic Materials Corp.                                       41,438     915,780
#*  Eagle Bulk Shipping, Inc.                                      3,852      21,417
    Eastern Co. (The)                                             10,824     179,137
    Ecology and Environment, Inc. Class A                          8,425      92,675
#   Encore Wire Corp.                                            108,581   5,378,017
#*  Energy Recovery, Inc.                                         67,980     397,003
#*  EnerNOC, Inc.                                                117,497   1,953,975
#   EnerSys, Inc.                                                132,748   8,807,830
*   Engility Holdings, Inc.                                       23,559     729,622
    Ennis, Inc.                                                  141,695   2,515,086
#*  EnPro Industries, Inc.                                       106,165   6,334,866
    ESCO Technologies, Inc.                                       93,032   3,356,595
#   Espey Manufacturing & Electronics Corp.                        6,395     207,838
*   Esterline Technologies Corp.                                 145,640  11,674,502
*   Federal Signal Corp.                                         280,838   3,844,672
*   Flow International Corp.                                     220,894     881,367
*   Franklin Covey Co.                                           119,121   2,239,475

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#   FreightCar America, Inc.                                        60,137 $ 1,337,447
#*  FTI Consulting, Inc.                                           179,662   7,290,684
*   Fuel Tech, Inc.                                                 30,926     140,095
*   Furmanite Corp.                                                 94,908   1,067,715
    G&K Services, Inc. Class A                                      94,720   5,910,528
    GATX Corp.                                                     229,076  11,808,868
#*  Genco Shipping & Trading, Ltd.                                 216,727     578,661
*   Gencor Industries, Inc.                                         16,355     149,321
    Generac Holdings, Inc.                                             315      15,545
#   General Cable Corp.                                            278,409   9,168,008
*   Gibraltar Industries, Inc.                                     145,546   2,330,191
    Global Power Equipment Group, Inc.                               6,741     137,247
#*  Goldfield Corp. (The)                                           11,785      22,392
*   GP Strategies Corp.                                             86,740   2,430,455
#*  GrafTech International, Ltd.                                    60,134     535,193
    Granite Construction, Inc.                                     192,577   6,229,866
#   Great Lakes Dredge & Dock Corp.                                297,689   2,417,235
#*  Greenbrier Cos., Inc.                                          144,550   3,836,357
#   Griffon Corp.                                                  279,210   3,498,501
*   H&E Equipment Services, Inc.                                   155,099   3,882,128
    Hardinge, Inc.                                                  51,860     767,009
#   Harsco Corp.                                                    87,555   2,441,033
#*  Hawaiian Holdings, Inc.                                        314,551   2,595,046
    Heidrick & Struggles International, Inc.                        81,043   1,500,916
*   Hill International, Inc.                                       125,857     432,948
#   Houston Wire & Cable Co.                                       133,594   1,852,949
*   Hub Group, Inc. Class A                                          8,785     322,673
*   Hudson Global, Inc.                                            125,898     409,169
    Hurco Cos., Inc.                                                34,584     846,962
*   Huron Consulting Group, Inc.                                    32,744   1,917,816
    Hyster-Yale Materials Handling, Inc.                            65,970   5,174,687
#*  ICF International, Inc.                                         69,241   2,397,123
*   II-VI, Inc.                                                      5,858      99,937
#*  InnerWorkings, Inc.                                              8,228      78,742
#   Innovative Solutions & Support, Inc.                            44,641     351,771
    Insteel Industries, Inc.                                        84,828   1,407,297
*   Integrated Electrical Services, Inc.                            33,463     155,938
#   International Shipholding Corp.                                 25,776     639,760
#   Intersections, Inc.                                             43,923     376,420
#*  JetBlue Airways Corp.                                        1,508,464  10,695,010
    Kadant, Inc.                                                    36,328   1,300,542
#   Kaman Corp.                                                     21,574     802,121
#   Kelly Services, Inc. Class A                                   168,394   3,512,699
*   Key Technology, Inc.                                            23,834     344,878
    Kforce, Inc.                                                     1,104      21,738
    Kimball International, Inc. Class B                            154,546   1,808,188
#   Knight Transportation, Inc.                                    144,387   2,450,247
*   Korn/Ferry International                                       187,754   4,468,545
#*  Kratos Defense & Security Solutions, Inc.                      164,831   1,397,767
*   Lawson Products, Inc.                                           39,074     512,651
#*  Layne Christensen Co.                                           99,974   1,933,497
    LB Foster Co. Class A                                           42,690   1,995,758

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  LMI Aerospace, Inc.                                           63,379 $   995,050
    LS Starrett Co. (The) Class A                                 22,027     250,447
    LSI Industries, Inc.                                         107,928     994,017
*   Lydall, Inc.                                                  82,151   1,496,791
    Manpowergroup, Inc.                                          112,752   8,805,931
    Marten Transport, Ltd.                                       156,111   2,753,798
#*  MasTec, Inc.                                                  68,804   2,199,664
    Mastech Holdings, Inc.                                         1,502      21,899
    Matson, Inc.                                                 178,293   4,829,957
#   McGrath RentCorp                                              92,761   3,308,785
*   Metalico, Inc.                                               234,285     384,227
*   Mfri, Inc.                                                    27,948     330,904
    Miller Industries, Inc.                                       63,420   1,188,491
*   Mistras Group, Inc.                                            3,200      58,752
#*  Mobile Mini, Inc.                                            251,469   9,083,060
*   Moog, Inc. Class A                                            58,318   3,483,334
    Mueller Industries, Inc.                                     112,729   6,796,431
    Mueller Water Products, Inc. Class A                         613,251   5,255,561
    Multi-Color Corp.                                             43,038   1,499,014
*   MYR Group, Inc.                                              111,080   2,938,066
    National Presto Industries, Inc.                               7,322     516,567
#*  National Technical Systems, Inc.                              27,415     627,529
*   Navigant Consulting, Inc.                                    157,743   2,736,841
#   NL Industries, Inc.                                           87,722   1,022,839
    NN, Inc.                                                      86,492   1,390,791
*   Northwest Pipe Co.                                            44,852   1,616,018
#*  Ocean Power Technologies, Inc.                                41,206      96,834
*   On Assignment, Inc.                                          203,682   6,882,415
*   Orbital Sciences Corp.                                       153,807   3,548,327
*   Orion Energy Systems, Inc.                                    48,800     207,400
*   Orion Marine Group, Inc.                                      51,913     648,913
*   Oshkosh Corp.                                                 74,761   3,557,876
*   Owens Corning                                                624,093  22,423,661
#*  Pacer International, Inc.                                    149,317   1,191,550
    PAM Transportation Services, Inc.                             37,772     657,233
*   Park-Ohio Holdings Corp.                                         999      41,369
*   Patrick Industries, Inc.                                       9,440     295,283
#*  Patriot Transportation Holding, Inc.                           5,557     205,442
*   Pendrell Corp.                                                20,276      45,215
*   PGT, Inc.                                                     81,174     848,268
    Pike Electric Corp.                                          156,502   1,691,787
*   Powell Industries, Inc.                                       37,553   2,359,455
#*  PowerSecure International, Inc.                               93,405   1,688,762
    Preformed Line Products Co.                                   18,849   1,583,693
    Providence and Worcester Railroad Co.                          2,267      46,405
    Quad/Graphics, Inc.                                           24,994     872,790
#   Quanex Building Products Corp.                               112,552   2,001,175
*   Quanta Services, Inc.                                        315,499   9,531,225
    RCM Technologies, Inc.                                        38,007     245,145
*   Republic Airways Holdings, Inc.                              242,281   2,854,070
    Resources Connection, Inc.                                   118,691   1,514,497
*   Roadrunner Transportation Systems, Inc.                       51,275   1,358,788

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   RPX Corp.                                                     40,700 $   726,902
#*  Rush Enterprises, Inc. Class A                               139,034   3,979,153
*   Rush Enterprises, Inc. Class B                                 1,650      40,112
    Ryder System, Inc.                                           309,611  20,381,692
*   Saia, Inc.                                                   124,769   4,058,736
    Schawk, Inc.                                                  88,944   1,300,361
    SIFCO Industries, Inc.                                        15,111     335,162
    Simpson Manufacturing Co., Inc.                               59,748   2,118,067
    SkyWest, Inc.                                                255,435   3,841,742
    SL Industries, Inc.                                           15,541     419,607
*   Sparton Corp.                                                 49,588   1,308,627
#*  Standard Parking Corp.                                         1,633      43,226
#*  Standard Register Co. (The)                                   26,506     225,301
    Standex International Corp.                                   58,488   3,597,597
    Steelcase, Inc. Class A                                       40,959     671,318
*   Sterling Construction Co., Inc.                               77,398     743,021
*   Supreme Industries, Inc. Class A                               1,617       9,896
    Sypris Solutions, Inc.                                        30,619      97,675
#   TAL International Group, Inc.                                203,187   9,815,964
#*  Tecumseh Products Co. Class A                                 48,641     379,400
*   Tecumseh Products Co. Class B                                  2,547      18,568
*   Terex Corp.                                                  199,602   6,976,090
*   Tetra Tech, Inc.                                             111,318   2,908,739
#   Textainer Group Holdings, Ltd.                                10,689     405,113
#   Titan International, Inc.                                    150,363   2,180,264
#*  Titan Machinery, Inc.                                        121,425   2,141,937
#   Trinity Industries, Inc.                                     485,295  24,570,486
*   TrueBlue, Inc.                                                 2,113      52,191
*   Tutor Perini Corp.                                           220,097   5,051,226
#   Twin Disc, Inc.                                               46,249   1,196,462
*   Ultralife Corp.                                               84,726     330,431
    UniFirst Corp.                                                74,735   7,684,253
#   United Stationers, Inc.                                      103,161   4,584,475
    Universal Forest Products, Inc.                               93,810   4,964,425
*   Universal Power Group, Inc.                                    1,342       1,678
#*  Universal Security Instruments, Inc.                           1,053       5,028
#   Universal Truckload Services, Inc.                            23,168     617,659
    URS Corp.                                                    366,165  19,853,466
*   USA Truck, Inc.                                               51,322     681,556
#   UTi Worldwide, Inc.                                          161,095   2,448,644
*   Versar, Inc.                                                  35,947     170,029
    Viad Corp.                                                   100,377   2,680,066
#*  Virco Manufacturing Corp.                                     19,199      38,974
*   Volt Information Sciences, Inc.                               55,204     480,275
    VSE Corp.                                                      7,198     315,272
#   Watts Water Technologies, Inc. Class A                       144,348   8,340,427
#   Werner Enterprises, Inc.                                     120,250   2,784,990
#*  Wesco Aircraft Holdings, Inc.                                 18,623     341,173
*   Willdan Group, Inc.                                            3,123      11,930
*   Willis Lease Finance Corp.                                    12,818     223,418

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Industrials -- (Continued)
*   XPO Logistics, Inc.                                             70,646 $  1,425,636
                                                                           ------------
Total Industrials                                                           659,093,791
                                                                           ------------
Information Technology -- (12.8%)
*   Accelrys, Inc.                                                 258,849    2,420,238
*   Active Network, Inc. (The)                                      55,781      805,478
*   Acxiom Corp.                                                   117,570    3,906,851
*   ADDvantage Technologies Group, Inc.                              4,567       12,103
#   ADTRAN, Inc.                                                    23,012      540,322
*   Advanced Energy Industries, Inc.                               217,892    4,549,585
*   Aeroflex Holding Corp.                                         117,613      911,501
*   Agilysys, Inc.                                                  88,556    1,040,533
#*  Alpha & Omega Semiconductor, Ltd.                               28,505      209,797
#*  Amkor Technology, Inc.                                         343,549    1,824,245
*   Amtech Systems, Inc.                                            50,698      405,584
#*  ANADIGICS, Inc.                                                247,601      500,154
*   Anaren, Inc.                                                    72,157    1,802,482
#   AOL, Inc.                                                      416,163   15,081,747
#*  Applied Micro Circuits Corp.                                   153,365    1,788,236
*   ARRIS Group, Inc.                                              522,176    9,326,063
*   Arrow Electronics, Inc.                                        462,647   22,216,309
*   AsiaInfo-Linkage, Inc.                                          29,456      341,690
    Astro-Med, Inc.                                                 22,284      282,561
*   ATMI, Inc.                                                     165,957    4,537,264
*   Aviat Networks, Inc.                                           254,758      524,801
#*  Avid Technology, Inc.                                          174,959    1,303,445
    Avnet, Inc.                                                    602,535   23,920,640
    AVX Corp.                                                      432,714    5,733,461
#   Aware, Inc.                                                     55,296      289,198
*   Axcelis Technologies, Inc.                                     120,407      261,283
*   AXT, Inc.                                                      186,167      420,737
#*  Bankrate, Inc.                                                  55,091      927,732
#   Bel Fuse, Inc. Class A                                           1,820       37,528
    Bel Fuse, Inc. Class B                                          46,351      975,225
*   Benchmark Electronics, Inc.                                    298,403    6,782,700
#   Black Box Corp.                                                 82,688    2,070,508
#*  Blucora, Inc.                                                  226,372    5,349,170
#*  BroadVision, Inc.                                               22,469      217,725
*   Brocade Communications Systems, Inc.                         1,540,792   12,357,152
    Brooks Automation, Inc.                                        307,453    2,963,847
#*  Bsquare Corp.                                                   18,261       58,800
#*  BTU International, Inc.                                         17,003       56,280
#*  CACI International, Inc. Class A                               140,211   10,092,388
*   Calix, Inc.                                                    191,067    1,943,151
*   Cascade Microtech, Inc.                                         44,792      458,670
#*  Ceva, Inc.                                                      16,266      233,092
*   Checkpoint Systems, Inc.                                       166,623    2,835,923
*   CIBER, Inc.                                                    350,209    1,138,179
    Coherent, Inc.                                                  72,101    4,772,365
    Cohu, Inc.                                                     106,665    1,019,717
    Communications Systems, Inc.                                    39,335      448,812
    Comtech Telecommunications Corp.                               123,702    3,713,534

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    Concurrent Computer Corp.                                     41,378 $   304,956
#   Convergys Corp.                                              590,305  11,652,621
*   CoreLogic, Inc.                                              163,588   5,442,573
#*  Cray, Inc.                                                   130,925   2,927,483
#*  Cree, Inc.                                                    26,662   1,619,717
#   CSG Systems International, Inc.                               80,273   2,236,406
    CTS Corp.                                                    162,305   3,022,119
*   CyberOptics Corp.                                             23,180     117,523
    Daktronics, Inc.                                              38,247     457,434
*   Datalink Corp.                                                66,946     687,535
#*  Dataram Corp.                                                    381         930
*   Dealertrack Technologies, Inc.                                89,442   3,336,187
#*  Demand Media, Inc.                                            13,232      63,249
*   Digi International, Inc.                                     125,500   1,265,040
#   Digimarc Corp.                                                 3,527      74,279
*   Digital River, Inc.                                          103,320   1,843,229
*   Diodes, Inc.                                                  69,539   1,684,235
*   DSP Group, Inc.                                              113,470     845,352
#*  DTS, Inc.                                                      5,598     111,960
*   Dynamics Research Corp.                                       48,381     358,019
#   EarthLink, Inc.                                              552,396   2,795,124
*   EchoStar Corp. Class A                                       168,595   8,085,816
*   Edgewater Technology, Inc.                                    32,647     223,632
    Electro Rent Corp.                                           120,680   2,189,135
    Electro Scientific Industries, Inc.                          134,250   1,608,315
*   Electronics for Imaging, Inc.                                235,046   8,064,428
#*  Emcore Corp.                                                  17,043      90,839
*   Emulex Corp.                                                 352,331   2,653,052
*   Entegris, Inc.                                               226,551   2,344,803
#*  Entropic Communications, Inc.                                252,499   1,080,696
#   EPIQ Systems, Inc.                                           145,863   2,182,110
    ePlus, Inc.                                                   38,437   2,089,435
*   Euronet Worldwide, Inc.                                      215,513   9,353,264
*   Exar Corp.                                                   227,216   2,619,800
*   Extreme Networks                                             463,663   2,485,234
*   Fabrinet                                                      35,237     589,867
#*  Fairchild Semiconductor International, Inc.                  720,838   9,133,017
*   FARO Technologies, Inc.                                       48,176   2,288,360
*   Finisar Corp.                                                229,371   5,277,827
#*  First Solar, Inc.                                            629,345  31,637,173
*   FormFactor, Inc.                                             255,570   1,334,075
    Frequency Electronics, Inc.                                   29,641     329,312
*   Global Cash Access Holdings, Inc.                             47,214     391,876
*   Globecomm Systems, Inc.                                      121,921   1,710,552
*   GSE Systems, Inc.                                             70,034     119,058
*   GSI Group, Inc.                                               21,913     218,692
*   GSI Technology, Inc.                                         119,649     839,936
    Hackett Group, Inc. (The)                                    176,269   1,255,035
*   Harmonic, Inc.                                               445,396   3,255,845
*   Hutchinson Technology, Inc.                                   88,159     327,951
#*  ID Systems, Inc.                                              56,513     293,868
*   Identive Group, Inc.                                          23,553      15,072

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   IEC Electronics Corp.                                            6,344 $    27,279
*   Ikanos Communications, Inc.                                     49,085      64,301
*   Imation Corp.                                                  171,828     799,000
#*  Infinera Corp.                                                 101,795   1,039,327
*   Ingram Micro, Inc. Class A                                     737,900  17,097,143
*   Innodata, Inc.                                                   4,088       9,811
#*  Inphi Corp.                                                     17,230     253,970
*   Insight Enterprises, Inc.                                      219,712   4,629,332
*   Integrated Device Technology, Inc.                             548,711   5,838,285
*   Integrated Silicon Solution, Inc.                              136,879   1,475,556
*   Internap Network Services Corp.                                336,121   2,443,600
#*  International Rectifier Corp.                                  384,155  10,003,396
*   Interphase Corp.                                                27,282     111,038
#   Intersil Corp. Class A                                         703,703   7,853,325
*   Intevac, Inc.                                                  102,204     521,240
*   IntraLinks Holdings, Inc.                                       32,540     338,091
*   IntriCon Corp.                                                  10,021      44,393
#*  Itron, Inc.                                                     56,845   2,425,576
    IXYS Corp.                                                     143,506   1,668,975
#*  Kemet Corp.                                                    113,781     645,138
*   Key Tronic Corp.                                                56,373     611,647
#*  Kopin Corp.                                                    235,036     862,582
*   Kulicke & Soffa Industries, Inc.                               387,503   4,998,789
*   KVH Industries, Inc.                                           116,478   1,600,408
*   Lattice Semiconductor Corp.                                    458,413   2,351,659
#   Lexmark International, Inc. Class A                            238,481   8,478,000
#*  Limelight Networks, Inc.                                       177,660     341,107
*   LoJack Corp.                                                    32,631     142,924
*   LTX-Credence Corp.                                             195,071   1,195,785
*   Magnachip Semiconductor Corp.                                  105,515   1,972,075
#   ManTech International Corp. Class A                            108,645   3,035,541
    Marchex, Inc. Class B                                          111,980     998,862
    Marvell Technology Group, Ltd.                               1,425,540  17,106,480
*   Mattson Technology, Inc.                                        50,165     148,488
#*  Maxwell Technologies, Inc.                                      43,723     327,923
*   Measurement Specialties, Inc.                                   72,425   4,036,245
    Mentor Graphics Corp.                                          364,383   8,045,577
#*  Mercury Systems, Inc.                                          103,733     956,418
    Methode Electronics, Inc.                                      242,823   6,211,412
*   Microsemi Corp.                                                164,882   4,143,485
    MKS Instruments, Inc.                                          284,619   8,436,107
*   ModusLink Global Solutions, Inc.                               170,782     703,622
#*  Monster Worldwide, Inc.                                        205,453     887,557
#*  MoSys, Inc.                                                     24,296     106,902
*   Multi-Fineline Electronix, Inc.                                 84,449   1,132,461
#*  Nanometrics, Inc.                                               56,705   1,053,579
*   NAPCO Security Technologies, Inc.                               33,409     187,759
*   NCI, Inc. Class A                                                2,523      14,381
#*  NeoPhotonics Corp.                                              11,456      81,223
*   NETGEAR, Inc.                                                    3,750     107,850
*   Newport Corp.                                                  188,356   2,989,210
*   Novatel Wireless, Inc.                                         117,883     361,311

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
#*  Oclaro, Inc.                                                 176,112 $  359,268
*   Official Payments Holdings, Inc.                               3,841     32,034
#*  OmniVision Technologies, Inc.                                357,023  5,001,892
*   Oplink Communications, Inc.                                  116,079  2,118,442
    Optical Cable Corp.                                           28,064    111,975
*   PAR Technology Corp.                                          55,165    306,717
    Park Electrochemical Corp.                                    43,092  1,208,731
    PC Connection, Inc.                                          116,384  2,326,516
    PC-Tel, Inc.                                                  34,660    319,219
*   PCM, Inc.                                                     51,256    539,213
*   PDF Solutions, Inc.                                           26,035    598,024
    Perceptron, Inc.                                              38,663    540,895
*   Perficient, Inc.                                             169,924  3,073,925
*   Performance Technologies, Inc.                                54,791    169,852
*   Pericom Semiconductor Corp.                                  123,556    998,332
#*  Photronics, Inc.                                             311,067  2,612,963
*   Planar Systems, Inc.                                          54,660    114,239
*   Plexus Corp.                                                  37,995  1,454,449
*   PLX Technology, Inc.                                          49,707    300,230
*   PMC - Sierra, Inc.                                           845,997  4,966,002
#*  Polycom, Inc.                                                131,319  1,365,718
#*  Procera Networks, Inc.                                         6,813     96,404
*   Progress Software Corp.                                       67,018  1,739,787
*   QLogic Corp.                                                  91,923  1,135,249
*   Qualstar Corp.                                                33,400     43,754
*   QuinStreet, Inc.                                              36,950    328,486
*   Qumu Corp.                                                    41,482    621,400
#*  Radisys Corp.                                                121,573    367,150
#*  Rambus, Inc.                                                  97,766    854,475
*   RealNetworks, Inc.                                           146,420  1,123,041
#*  Reis, Inc.                                                    44,432    799,332
*   Relm Wireless Corp.                                            2,200      5,786
#   RF Industries, Ltd.                                           28,609    262,917
#*  RF Micro Devices, Inc.                                       102,140    536,235
    Richardson Electronics, Ltd.                                  77,071    887,858
*   Rofin-Sinar Technologies, Inc.                                38,668  1,015,035
*   Rogers Corp.                                                  28,203  1,719,255
*   Rosetta Stone, Inc.                                           59,134    897,654
*   Rovi Corp.                                                   158,431  2,655,304
#*  Rubicon Technology, Inc.                                      45,323    389,778
#*  Rudolph Technologies, Inc.                                   170,691  1,809,325
*   Sanmina Corp.                                                374,464  5,452,196
*   ScanSource, Inc.                                              59,795  2,299,716
*   Seachange International, Inc.                                180,054  2,554,966
*   Selectica, Inc.                                                  916      6,210
*   ShoreTel, Inc.                                                97,043    771,492
*   Sigma Designs, Inc.                                          155,198    844,277
*   Silicon Image, Inc.                                          232,200  1,219,050
#*  Smith Micro Software, Inc.                                    87,329     70,736
*   SMTC Corp.                                                    30,286     59,058
#*  Sonus Networks, Inc.                                         556,466  1,669,398
#*  Spansion, Inc. Class A                                       141,425  1,692,857

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Information Technology -- (Continued)
#*  Speed Commerce, Inc.                                           3,267 $     11,990
#*  StarTek, Inc.                                                 58,117      363,812
#*  SunEdison, Inc.                                              627,039    5,831,463
#*  SunPower Corp.                                               399,064   12,047,742
*   Super Micro Computer, Inc.                                    10,860      151,171
    Supertex, Inc.                                                26,804      683,770
*   support.com, Inc.                                            150,980      673,371
#*  Sykes Enterprises, Inc.                                      187,411    3,508,334
*   Symmetricom, Inc.                                            192,286    1,378,691
*   SYNNEX Corp.                                                 191,618   11,746,183
*   Tech Data Corp.                                              261,278   13,602,133
*   TeleCommunication Systems, Inc. Class A                      254,011      579,145
*   Telenav, Inc.                                                 28,558      207,046
    Tellabs, Inc.                                                687,000    1,676,280
#   Tessco Technologies, Inc.                                     38,995    1,381,593
    Tessera Technologies, Inc.                                   279,937    5,324,402
*   TheStreet, Inc.                                              103,777      243,876
#*  Trio Tech International                                          979        3,280
*   TriQuint Semiconductor, Inc.                                 958,540    7,601,222
*   Trulia, Inc.                                                  11,549      461,614
*   TTM Technologies, Inc.                                       260,340    2,277,975
*   Ultra Clean Holdings                                          43,949      409,165
    United Online, Inc.                                          602,813    5,208,304
*   UTStarcom Holdings Corp.                                      17,484       48,955
#*  Veeco Instruments, Inc.                                      107,512    3,140,426
*   VeriFone Systems, Inc.                                        63,000    1,427,580
#*  ViaSat, Inc.                                                  11,408      754,297
#*  Viasystems Group, Inc.                                       113,088    1,696,320
*   Vicon Industries, Inc.                                        22,202       65,496
*   Video Display Corp.                                           10,067       36,443
#*  Virtusa Corp.                                                113,124    3,515,894
#*  Vishay Intertechnology, Inc.                                 754,072    9,252,463
*   Vishay Precision Group, Inc.                                  54,769      898,212
*   Vocus, Inc.                                                    9,942       85,998
    Wayside Technology Group, Inc.                                 4,635       60,719
#*  Web.com Group, Inc.                                           55,815    1,504,214
#*  Westell Technologies, Inc. Class A                           107,872      387,260
*   XO Group, Inc.                                               134,375    1,865,125
    Xyratex, Ltd.                                                103,080    1,024,615
*   Zygo Corp.                                                    74,649    1,152,581
#*  Zynga, Inc. Class A                                          771,430    2,769,434
                                                                         ------------
Total Information Technology                                              616,764,408
                                                                         ------------
Materials -- (6.5%)
    A Schulman, Inc.                                             147,127    4,872,846
#   Allegheny Technologies, Inc.                                 213,762    7,075,522
#*  Allied Nevada Gold Corp.                                      27,900      113,832
#*  AM Castle & Co.                                              109,790    1,571,095
#   AMCOL International Corp.                                      4,901      157,224
*   American Pacific Corp.                                        25,583    1,164,538
#*  Arabian American Development Co.                               4,049       36,846
    Ashland, Inc.                                                 43,740    4,048,137

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Materials -- (Continued)
    Axiall Corp.                                                 132,689 $ 5,160,275
    Cabot Corp.                                                   27,117   1,263,923
#*  Century Aluminum Co.                                         454,590   3,945,841
#   Chase Corp.                                                   23,780     719,583
*   Chemtura Corp.                                               122,156   2,992,822
*   Clearwater Paper Corp.                                        39,463   2,060,758
#   Cliffs Natural Resources, Inc.                               516,982  13,276,098
*   Coeur d'Alene Mines Corp.                                    448,217   5,472,730
    Commercial Metals Co.                                        656,055  12,045,170
#*  Continental Materials Corp.                                      125       2,186
*   Core Molding Technologies, Inc.                               31,258     337,586
    Domtar Corp.                                                 175,031  14,826,876
*   Ferro Corp.                                                  296,418   3,803,043
    Friedman Industries, Inc.                                     32,585     323,243
    FutureFuel Corp.                                              61,861   1,077,000
#*  General Moly, Inc.                                             7,700      12,628
#*  Golden Minerals Co.                                           13,557      10,439
*   Graphic Packaging Holding Co.                                302,690   2,542,596
    Hawkins, Inc.                                                    229       8,246
    Haynes International, Inc.                                    34,467   1,857,771
    HB Fuller Co.                                                 94,211   4,509,881
#   Hecla Mining Co.                                             536,703   1,674,513
#*  Horsehead Holding Corp.                                      219,020   3,177,980
    Innophos Holdings, Inc.                                        1,901      95,278
#   Intrepid Potash, Inc.                                         61,541     913,884
#   Kaiser Aluminum Corp.                                         97,047   6,545,820
    KapStone Paper and Packaging Corp.                           250,140  12,997,274
#   KMG Chemicals, Inc.                                           28,353     566,493
*   Kraton Performance Polymers, Inc.                             81,658   1,736,866
#*  Landec Corp.                                                 140,041   1,639,880
*   Louisiana-Pacific Corp.                                      275,165   4,680,557
*   LSB Industries, Inc.                                           2,186      80,270
    Materion Corp.                                               100,067   2,982,997
#*  McEwen Mining, Inc.                                          397,880     851,463
    MeadWestvaco Corp.                                           171,264   5,968,550
#*  Mercer International, Inc.                                   217,426   1,739,408
    Minerals Technologies, Inc.                                  134,284   7,604,503
    Myers Industries, Inc.                                       187,489   3,341,054
    Neenah Paper, Inc.                                            77,030   3,169,014
#   Noranda Aluminum Holding Corp.                                42,266     114,964
*   Northern Technologies International Corp.                      6,949     118,203
#   Olin Corp.                                                   317,116   7,138,281
    Olympic Steel, Inc.                                           56,163   1,537,181
#*  OM Group, Inc.                                               160,504   5,457,136
*   OMNOVA Solutions, Inc.                                        28,272     245,966
*   Penford Corp.                                                 52,958     720,229
    PH Glatfelter Co.                                            240,760   6,307,912
    PolyOne Corp.                                                 25,154     762,166
    Reliance Steel & Aluminum Co.                                404,807  29,668,305
*   Resolute Forest Products, Inc.                                53,880     861,541
    Rock Tenn Co. Class A                                        178,696  19,122,259
#*  RTI International Metals, Inc.                               173,122   5,868,836

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                    SHARES      VALUE+
                                                                   --------- ------------
Materials -- (Continued)
#     Schnitzer Steel Industries, Inc. Class A                       139,192 $  4,042,136
      Sealed Air Corp.                                                79,558    2,401,061
      Sensient Technologies Corp.                                    144,994    7,558,537
      Steel Dynamics, Inc.                                           904,475   16,253,416
      Stepan Co.                                                         535       31,496
*     Stillwater Mining Co.                                          553,901    6,043,060
*     SunCoke Energy, Inc.                                           261,295    5,225,900
#     Synalloy Corp.                                                  12,873      207,127
*     Texas Industries, Inc.                                         125,798    6,755,353
#     Tredegar Corp.                                                  21,600      631,152
      Tronox, Ltd. Class A                                            35,464      818,864
*     United States Lime & Minerals, Inc.                              6,920      384,475
#     United States Steel Corp.                                      404,193   10,060,364
#*    Universal Stainless & Alloy Products, Inc.                      35,038    1,132,428
#     Vulcan Materials Co.                                            13,331      713,875
#     Walter Energy, Inc.                                             22,100      351,169
      Wausau Paper Corp.                                             180,883    2,116,331
      Westlake Chemical Corp.                                         54,789    5,885,434
      Worthington Industries, Inc.                                   178,615    7,241,052
      Zep, Inc.                                                        9,127      181,536
*     Zoltek Cos., Inc.                                              172,067    2,873,519
                                                                             ------------
Total Materials                                                               313,885,803
                                                                             ------------
Other -- (0.0%)
(d)*  FRD Acquisition Co Escrow Shares                                55,628           --
(d)*  Gerber Scientific, Inc. Escrow Shares                          137,957           --
(d)*  Price Communications Liquidation Trust                          21,600           --
                                                                             ------------
Total Other                                                                            --
                                                                             ------------
Real Estate Investment Trusts -- (0.2%)
#     Geo Group, Inc. (The)                                          205,537    7,249,290
#     Ryman Hospitality Properties                                    16,777      619,239
                                                                             ------------
Total Real Estate Investment Trusts                                             7,868,529
                                                                             ------------
Telecommunication Services -- (1.2%)
#     Alteva                                                          10,169       77,793
      Atlantic Tele-Network, Inc.                                     11,121      616,326
*     Cbeyond, Inc.                                                   45,815      295,049
#     Frontier Communications Corp.                                1,911,196    8,428,374
*     General Communication, Inc. Class A                            259,590    2,468,701
#*    Hawaiian Telcom Holdco, Inc.                                     2,948       78,358
#     HickoryTech Corp.                                               51,639      690,930
      IDT Corp. Class B                                               61,175    1,339,121
      Inteliquent, Inc.                                              182,031    2,339,098
#*    Iridium Communications, Inc.                                   320,634    1,933,423
*     Leap Wireless International, Inc.                              270,907    4,361,603
#     Lumos Networks Corp.                                             4,260       93,763
#*    NII Holdings, Inc.                                              68,368      235,186
#*    ORBCOMM, Inc.                                                  187,425    1,130,173
*     Premiere Global Services, Inc.                                 222,706    2,006,581
#     PTGi Holding, Inc.                                              13,599       47,868

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                     SHARES        VALUE+
                                                                    ---------- --------------
Telecommunication Services -- (Continued)
       Shenandoah Telecommunications Co.                                15,733 $      436,276
#*     Straight Path Communications, Inc. Class B                       28,787        157,177
       T-Mobile US, Inc.                                               403,924     11,200,812
       Telephone & Data Systems, Inc.                                  383,382     11,953,851
#      United States Cellular Corp.                                     99,159      4,799,295
       USA Mobility, Inc.                                               96,088      1,433,633
*      Vonage Holdings Corp.                                           679,253      2,533,614
                                                                               --------------
Total Telecommunication Services                                                   58,657,005
                                                                               --------------
Utilities -- (0.5%)
#      Consolidated Water Co., Ltd.                                     29,464        443,138
*      Dynegy, Inc.                                                     35,981        699,111
#*     Genie Energy, Ltd. Class B                                       76,286        788,034
#      Ormat Technologies, Inc.                                        100,726      2,625,927
#      SJW Corp.                                                        48,529      1,369,974
#      UGI Corp.                                                       424,799     17,573,935
                                                                               --------------
Total Utilities                                                                    23,500,119
                                                                               --------------
TOTAL COMMON STOCKS                                                             4,177,756,406
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
(d)#*  Caesars Entertainment Corp. Rights 11/02/13                      11,176         25,593
(d)*   Capital Bank Corp. Contingent Value Rights                          200             --
(d)*   CVR Energy, Inc. Contingent Value Rights                        317,335             --
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                  50,590             --
(d)#*  PhotoMedex, Inc. Contingent Value Warrants 12/13/14               1,528             --
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                  25,593
                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
       State Street Institutional Liquid Reserves, 0.073%           25,534,847     25,534,847
                                                                               --------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)
                                                                    ----------
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@ DFA Short Term Investment Fund                                 53,871,979    623,298,798
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,493,026,078)                            $4,826,615,644
                                                                               ==============

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                  SHARES     VALUE+
                                                                 --------- -----------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.8%)
*   1-800-Flowers.com, Inc. Class A                                199,262 $ 1,081,993
#   Aaron's, Inc.                                                  233,466   6,623,430
#   AH Belo Corp. Class A                                          239,077   1,922,179
*   ALCO Stores, Inc.                                               98,216   1,082,340
#   Ambassadors Group, Inc.                                          6,586      24,302
    Amcon Distributing Co.                                           3,567     287,143
#*  Ascent Capital Group, Inc. Class A                             106,156   8,961,690
*   Ballantyne Strong, Inc.                                        309,233   1,543,073
#*  Barnes & Noble, Inc.                                         1,665,228  23,529,672
#   Bassett Furniture Industries, Inc.                             200,365   2,805,110
#   Beasley Broadcasting Group, Inc. Class A                        75,568     655,175
#   bebe stores, Inc.                                              338,785   2,042,874
    Belo Corp. Class A                                             287,681   3,949,860
#   Big 5 Sporting Goods Corp.                                      36,506     690,328
#*  Biglari Holdings, Inc.                                          26,626  11,609,469
#*  Black Diamond, Inc.                                            348,477   5,195,792
#   Bob Evans Farms, Inc.                                          367,485  20,979,719
#*  Body Central Corp.                                              44,412     248,707
#   Bon-Ton Stores, Inc. (The)                                      60,033     687,378
#*  Books-A-Million, Inc.                                          322,657     809,869
#*  Boyd Gaming Corp.                                              422,688   4,463,585
#*  Bridgepoint Education, Inc.                                     28,134     551,426
    Brown Shoe Co., Inc.                                           614,985  13,800,263
*   Build-A-Bear Workshop, Inc.                                    507,789   3,991,222
#*  Cabela's, Inc.                                                 730,898  43,356,869
#*  Cache, Inc.                                                    467,966   2,821,835
#*  Caesars Entertainment Corp.                                     13,866     241,546
#   Callaway Golf Co.                                            2,079,127  17,527,041
*   Cambium Learning Group, Inc.                                   218,576     319,121
#   Canterbury Park Holding Corp.                                   16,406     185,552
#*  Career Education Corp.                                         139,217     762,909
    Carriage Services, Inc.                                        367,201   7,377,068
#*  Carrols Restaurant Group, Inc.                                   7,357      42,671
#*  Cavco Industries, Inc.                                          30,342   1,777,131
#*  Central European Media Enterprises, Ltd. Class A               173,781     533,508
#*  Charles & Colvard, Ltd.                                         19,136     101,612
*   Christopher & Banks Corp.                                      373,287   2,153,866
    Churchill Downs, Inc.                                            6,341     544,755
#*  Citi Trends, Inc.                                               56,783     833,574
*   Coast Distribution System (The)                                 92,516     318,718
#*  Cobra Electronics Corp.                                        176,106     512,468
#   Collectors Universe                                             21,749     362,121
#*  Conn's, Inc.                                                   612,163  36,999,132
    Core-Mark Holding Co., Inc.                                    292,172  20,665,326
#*  Corinthian Colleges, Inc.                                      680,515   1,456,302
*   Crown Media Holdings, Inc. Class A                             251,867     836,198
    CSS Industries, Inc.                                           259,352   6,714,623
    Culp, Inc.                                                      27,135     525,062
#*  Cumulus Media, Inc. Class A                                    727,098   4,348,046
#*  dELiA*s, Inc.                                                  271,854     375,159
*   Delta Apparel, Inc.                                            188,208   3,557,131

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
#   Destination Maternity Corp.                                    130,640 $ 4,081,194
#*  Destination XL Group, Inc.                                      16,651     115,724
#   DeVry, Inc.                                                    653,807  23,471,671
#*  Digital Generation, Inc.                                       201,806   2,552,846
#   Dillard's, Inc. Class A                                        368,350  30,197,333
*   Dixie Group, Inc. (The)                                        293,970   3,704,022
    Domino's Pizza, Inc.                                           182,674  12,250,118
#   Dorman Products, Inc.                                          551,504  26,808,609
    Dover Downs Gaming & Entertainment, Inc.                       136,501     206,117
    Dover Motorsports, Inc.                                        319,398     753,779
#*  DreamWorks Animation SKG, Inc. Class A                         497,056  17,019,197
    EDCI Holdings, Inc.                                             70,804      46,377
#*  Education Management Corp.                                      13,591     207,942
    Educational Development Corp.                                    1,000       2,860
*   ELXSI Corp.                                                     15,549     152,380
*   Emerson Radio Corp.                                            156,037     298,031
*   Emmis Communications Corp. Class A                             353,768     880,882
#*  Entercom Communications Corp. Class A                           51,279     449,717
#   Escalade, Inc.                                                   4,453      39,275
#*  EW Scripps Co. Class A                                       1,280,475  25,379,014
#*  FAB Universal Corp.                                              5,333      33,438
#*  Federal-Mogul Corp.                                            391,031   8,012,225
#*  Flanigan's Enterprises, Inc.                                     4,740      52,519
#   Flexsteel Industries, Inc.                                     196,868   5,405,995
#   Fred's, Inc. Class A                                         1,061,105  17,189,901
    Frisch's Restaurants, Inc.                                      49,454   1,190,358
#*  Fuel Systems Solutions, Inc.                                   113,529   2,038,981
#*  Full House Resorts, Inc.                                       121,199     333,297
*   Gaiam, Inc. Class A                                             92,238     578,332
    Gaming Partners International Corp.                             44,581     370,022
#*  Geeknet, Inc.                                                   61,724   1,183,866
#*  Gray Television, Inc.                                        1,145,547   9,679,872
*   Gray Television, Inc. Class A                                   23,767     183,481
#   Group 1 Automotive, Inc.                                       454,558  29,091,712
#*  Hallwood Group, Inc. (The)                                       4,538      43,361
*   Hampshire Group, Ltd.                                           41,080     157,953
#*  Harris Interactive, Inc.                                       186,200     353,780
    Harte-Hanks, Inc.                                              320,747   2,556,354
#   Hastings Entertainment, Inc.                                   298,504     614,918
#   Haverty Furniture Cos., Inc.                                   530,173  14,744,111
    Haverty Furniture Cos., Inc. Class A                             5,701     159,628
*   Helen of Troy, Ltd.                                            816,136  38,129,874
#*  hhgregg, Inc.                                                   51,621     800,642
#*  Hollywood Media Corp.                                          474,624     887,547
#   Hooker Furniture Corp.                                         251,365   3,971,567
#*  Iconix Brand Group, Inc.                                     2,233,461  80,605,607
    International Speedway Corp. Class A                           737,579  24,126,209
#*  Isle of Capri Casinos, Inc.                                    509,303   4,130,447
*   Jaclyn, Inc.                                                    40,909     221,931
#   JAKKS Pacific, Inc.                                            692,157   4,457,491
#   Johnson Outdoors, Inc. Class A                                 207,794   5,699,789
#   Jones Group, Inc. (The)                                      2,371,771  36,857,321

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
*   Journal Communications, Inc. Class A                           717,363 $ 5,989,981
#*  Kid Brands, Inc.                                               156,672     218,557
*   Kona Grill, Inc.                                                74,031   1,016,446
    La-Z-Boy, Inc.                                                 313,644   7,238,904
#*  Lakeland Industries, Inc.                                      141,538     768,551
*   Lazare Kaplan International, Inc.                              132,982     224,740
#*  Lee Enterprises, Inc.                                          107,038     294,354
#*  Libbey, Inc.                                                   337,773   7,211,454
*   Liberty Media Corp. Class B                                      2,215     333,956
#   Lifetime Brands, Inc.                                          348,412   5,456,132
#*  LIN Media LLC Class A                                          240,316   5,904,564
#   Lincoln Educational Services Corp.                               8,283      39,593
    Lithia Motors, Inc. Class A                                    254,045  15,966,728
*   Live Nation Entertainment, Inc.                              2,980,399  57,938,957
    Loral Space & Communications, Inc.                              88,468   6,313,961
#*  Luby's, Inc.                                                   480,310   3,679,175
#*  M/I Homes, Inc.                                                238,043   4,872,740
    Mac-Gray Corp.                                                 312,492   6,587,331
#   Marcus Corp.                                                   562,220   8,073,479
#*  MarineMax, Inc.                                                624,697   9,201,787
*   Marriott Vacations Worldwide Corp.                             508,614  25,471,389
#*  McClatchy Co. (The) Class A                                  1,241,657   3,501,473
    McRae Industries, Inc. Class A                                  30,453     728,436
#   MDC Holdings, Inc.                                             186,778   5,452,050
#*  Media General, Inc. Class A                                    396,500   5,780,970
    Men's Wearhouse, Inc. (The)                                     39,170   1,656,891
#*  Modine Manufacturing Co.                                       104,745   1,395,203
*   Monarch Casino & Resort, Inc.                                    7,579     128,161
*   Motorcar Parts of America, Inc.                                 82,164   1,124,004
#   Movado Group, Inc.                                             433,624  20,219,887
*   MTR Gaming Group, Inc.                                         287,975   1,497,470
*   Multimedia Games Holding Co., Inc.                               4,870     158,324
#   NACCO Industries, Inc. Class A                                 151,042   8,604,863
#   National CineMedia, Inc.                                        24,440     428,189
#*  Nautilus, Inc.                                                  43,609     347,128
#*  Nevada Gold & Casinos, Inc.                                    130,600     137,130
*   New York & Co., Inc.                                           165,919     849,505
#   Nexstar Broadcasting Group, Inc. Class A                        66,242   2,940,482
*   Nobility Homes, Inc.                                            12,925     119,556
    OfficeMax, Inc.                                                568,246   8,512,325
*   Orient-Express Hotels, Ltd. Class A                          2,546,319  33,891,506
#*  P&F Industries, Inc. Class A                                    24,537     189,426
#*  Pacific Sunwear of California, Inc.                          1,562,664   4,203,566
    Penske Automotive Group, Inc.                                1,250,616  49,549,406
#*  Pep Boys-Manny Moe & Jack (The)                              1,395,654  18,059,763
*   Perfumania Holdings, Inc.                                       89,183     414,701
    Perry Ellis International, Inc.                                465,385   8,846,969
*   Pinnacle Entertainment, Inc.                                     1,763      41,254
*   Point.360                                                       60,413      46,760
#*  Premier Exhibitions, Inc.                                      201,518     270,034
*   QEP Co., Inc.                                                   42,217     833,786
#*  Quiksilver, Inc.                                             1,911,680  15,905,178

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES       VALUE+
                                                                 --------- --------------
Consumer Discretionary -- (Continued)
#*  Radio One, Inc. Class D                                        623,107 $    1,869,321
#*  RadioShack Corp.                                               278,095        781,447
#*  Reading International, Inc. Class A                            168,095      1,112,789
#*  Red Lion Hotels Corp.                                          529,902      3,190,010
#   Regis Corp.                                                  1,746,344     25,321,988
#   Rent-A-Center, Inc.                                          1,772,669     60,696,187
#*  Rick's Cabaret International, Inc.                             231,794      2,616,954
    Rocky Brands, Inc.                                             125,769      1,906,658
*   Ruby Tuesday, Inc.                                           1,762,281     10,450,326
    Saga Communications, Inc. Class A                              155,524      7,404,498
#*  Saks, Inc.                                                     592,767      9,478,344
    Salem Communications Corp. Class A                             104,004        859,073
#   Scholastic Corp.                                             1,407,493     40,380,974
    Shiloh Industries, Inc.                                        192,329      3,158,042
#   Shoe Carnival, Inc.                                            546,411     14,201,222
#*  Skechers U.S.A., Inc. Class A                                1,163,255     33,897,251
#*  Skullcandy, Inc.                                                64,545        405,343
#*  Skyline Corp.                                                    1,465          6,402
#*  Spanish Broadcasting System, Inc. Class A                        8,699         34,448
    Spartan Motors, Inc.                                           676,930      4,596,355
#*  Spectrum Group International, Inc.                             312,991        557,124
#   Speedway Motorsports, Inc.                                     912,661     16,665,190
#*  Sport Chalet, Inc. Class A                                      82,165         94,490
#*  Sport Chalet, Inc. Class B                                      15,675         20,299
#   Stage Stores, Inc.                                           1,014,266     20,944,593
#   Standard Motor Products, Inc.                                  274,015      9,908,382
*   Stanley Furniture Co., Inc.                                     93,359        363,166
*   Starz - Liberty Capital Class B                                  2,327         70,322
#   Stein Mart, Inc.                                                19,321        285,371
#   Stewart Enterprises, Inc. Class A                            2,648,622     34,988,297
*   Stoneridge, Inc.                                                83,585      1,066,545
#   Strattec Security Corp.                                         48,198      1,952,983
    Superior Industries International, Inc.                        759,698     14,244,337
#   Superior Uniform Group, Inc.                                   144,642      2,184,094
#   Systemax, Inc.                                                  29,140        276,830
#   Trans World Entertainment Corp.                                634,084      2,745,584
#*  Trinity Place Holdings, Inc.                                   370,454      1,870,793
#*  Tuesday Morning Corp.                                        1,307,967     18,507,733
#*  Unifi, Inc.                                                    441,743     10,774,112
*   Universal Electronics, Inc.                                     30,779      1,197,611
#*  Valuevision Media, Inc. Class A                                  3,840         20,506
#*  VOXX International Corp.                                       456,087      7,073,909
#   Wendy's Co. (The)                                            5,109,486     44,401,433
*   West Marine, Inc.                                              597,684      7,297,722
#*  Wet Seal, Inc. (The) Class A                                   268,827        889,817
*   Zale Corp.                                                   1,002,090     15,662,667
                                                                           --------------
Total Consumer Discretionary                                                1,520,334,277
                                                                           --------------
Consumer Staples -- (3.3%)
*   Alliance One International, Inc.                             1,546,891      4,594,266
#   Andersons, Inc. (The)                                           53,904      3,998,599
#*  Boulder Brands, Inc.                                         1,295,727     21,236,966

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Staples -- (Continued)
    Bridgford Foods Corp.                                           37,720 $    380,595
#   CCA Industries, Inc.                                            32,097       99,180
#*  Central Garden and Pet Co.                                     312,005    2,368,118
#*  Central Garden and Pet Co. Class A                             923,090    6,793,942
#*  Chiquita Brands International, Inc.                          1,352,412   13,997,464
#*  Craft Brew Alliance, Inc.                                      251,817    4,084,472
*   Crystal Rock Holdings, Inc.                                      9,911        8,623
#*  Cuisine Solutions, Inc.                                        156,778      306,501
#*  Dole Food Co., Inc.                                          1,407,005   19,064,918
*   Farmer Bros Co.                                                 11,351      204,999
    Fresh Del Monte Produce, Inc.                                1,603,629   42,640,495
#   Griffin Land & Nurseries, Inc.                                  20,232      667,656
#*  Hain Celestial Group, Inc. (The)                               136,739   11,380,787
#*  Harbinger Group, Inc.                                          183,899    2,002,660
#   Ingles Markets, Inc. Class A                                   230,759    5,955,890
    John B Sanfilippo & Son, Inc.                                  212,220    5,216,368
*   Mannatech, Inc.                                                  3,084       72,752
    MGP Ingredients, Inc.                                          289,677    1,532,391
    Nash Finch Co.                                                 299,129    8,393,560
*   Natural Alternatives International, Inc.                        94,109      575,006
    Nutraceutical International Corp.                               57,925    1,393,096
#   Oil-Dri Corp. of America                                        73,605    2,612,241
*   Omega Protein Corp.                                            530,429    4,964,815
#   Orchids Paper Products Co.                                       2,641       80,550
*   Pantry, Inc. (The)                                             501,019    6,708,644
#*  Post Holdings, Inc.                                            548,008   23,536,944
#*  Prestige Brands Holdings, Inc.                               1,316,327   41,108,892
#   Reliv International, Inc.                                       12,603       31,886
#*  Revlon, Inc. Class A                                            33,302      790,922
    Seaboard Corp.                                                  18,588   50,745,240
#*  Seneca Foods Corp. Class A                                      90,719    2,659,881
*   Seneca Foods Corp. Class B                                      24,265      715,817
#   Spartan Stores, Inc.                                           583,043   13,719,002
    Spectrum Brands Holdings, Inc.                                 273,975   18,060,432
#   Universal Corp.                                                830,795   44,057,059
#   Weis Markets, Inc.                                               7,140      365,354
                                                                           ------------
Total Consumer Staples                                                      367,126,983
                                                                           ------------
Energy -- (9.1%)
#   Adams Resources & Energy, Inc.                                 107,883    5,585,103
#   Alon USA Energy, Inc.                                          935,988   11,306,735
#*  Alpha Natural Resources, Inc.                                4,786,114   33,502,798
#   Arch Coal, Inc.                                              1,030,507    4,369,350
*   Barnwell Industries, Inc.                                      142,853      507,128
#*  Basic Energy Services, Inc.                                    539,920    7,920,626
#*  Bill Barrett Corp.                                             933,912   25,841,345
#*  Black Ridge Oil and Gas, Inc.                                   72,013       46,808
    Bolt Technology Corp.                                            6,706      119,970
    Bristow Group, Inc.                                          1,325,217  106,640,212
#*  Cal Dive International, Inc.                                   896,081    1,765,280
#*  Callon Petroleum Co.                                           114,652      783,073
*   Clayton Williams Energy, Inc.                                    3,954      307,740

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Energy -- (Continued)
#*  Cloud Peak Energy, Inc.                                        390,966 $ 6,102,979
#   Comstock Resources, Inc.                                     1,558,266  26,661,931
    Contango Oil & Gas Co.                                          27,824   1,192,248
*   Dawson Geophysical Co.                                         193,166   5,648,174
    Delek US Holdings, Inc.                                        704,104  17,989,857
#   DHT Holdings, Inc.                                              65,575     336,400
*   Double Eagle Petroleum Co.                                      81,571     226,767
#*  Emerald Oil, Inc.                                               27,559     239,763
    Energy XXI Bermuda, Ltd.                                       326,856   9,498,435
#*  EPL Oil & Gas, Inc.                                            558,200  17,795,416
*   Era Group, Inc.                                                482,106  15,234,550
*   Evolution Petroleum Corp.                                       17,477     210,773
#*  Exterran Holdings, Inc.                                      2,293,667  65,484,193
#*  Forbes Energy Services, Ltd.                                     1,755       8,740
#*  Gastar Exploration, Ltd.                                         7,589      32,784
#*  Global Geophysical Services, Inc.                               41,082      98,186
#   Green Plains Renewable Energy, Inc.                            884,339  14,264,388
    Gulf Island Fabrication, Inc.                                  255,946   6,454,958
#   Gulfmark Offshore, Inc. Class A                                795,766  39,613,232
#*  Halcon Resources Corp.                                         221,233   1,145,987
#*  Harvest Natural Resources, Inc.                              1,085,710   5,428,550
*   Helix Energy Solutions Group, Inc.                           3,443,185  81,465,757
*   Hercules Offshore, Inc.                                      5,178,862  35,216,262
*   HKN, Inc.                                                        2,167     161,442
#*  Hornbeck Offshore Services, Inc.                             1,311,935  72,510,647
#*  Hyperdynamics Corp.                                              2,837      10,242
#*  James River Coal Co.                                           311,807     598,669
#*  Key Energy Services, Inc.                                    1,300,094  10,166,735
#*  Magnum Hunter Resources Corp.                                  409,557   2,920,141
#*  Matador Resources Co.                                            1,928      35,494
#*  McDermott International, Inc.                                1,340,457   9,477,031
#*  Mexco Energy Corp.                                                 733       4,816
#*  Miller Energy Resources, Inc.                                   30,956     209,263
#*  Mitcham Industries, Inc.                                       186,185   3,098,118
*   Natural Gas Services Group, Inc.                               291,040   8,146,210
#*  Newpark Resources, Inc.                                      1,234,897  15,744,937
#   Nordic American Tankers, Ltd.                                  447,927   3,655,084
#*  Northern Oil and Gas, Inc.                                     335,336   5,509,570
#*  Overseas Shipholding Group, Inc.                               776,519   2,678,991
#*  Pacific Drilling SA                                             79,896     908,418
*   Parker Drilling Co.                                          3,388,831  24,399,583
#*  PDC Energy, Inc.                                               643,218  43,616,613
#*  Penn Virginia Corp.                                          1,565,597  13,323,230
#*  PHI, Inc.(69336T106)                                             1,686      63,427
*   PHI, Inc.(69336T205)                                           310,311  12,356,584
#*  Pioneer Energy Services Corp.                                1,907,098  16,019,623
#*  Renewable Energy Group, Inc.                                   459,932   5,017,858
#   Rentech, Inc.                                                  506,484     866,088
*   REX American Resources Corp.                                   234,850   6,773,074
#*  SandRidge Energy, Inc.                                         264,739   1,678,445
#   SEACOR Holdings, Inc.                                          510,108  49,888,562
*   Steel Excel, Inc.                                              421,014  11,683,139

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Energy -- (Continued)
#*  Stone Energy Corp.                                             387,924 $ 13,523,031
*   Superior Energy Services, Inc.                                 915,588   24,565,226
#*  Swift Energy Co.                                               724,209    9,936,147
*   Tesco Corp.                                                    343,664    5,904,148
#*  TETRA Technologies, Inc.                                     1,143,818   14,835,319
    TGC Industries, Inc.                                            92,704      683,228
#   Tidewater, Inc.                                                 47,060    2,833,953
#*  Triangle Petroleum Corp.                                       344,287    3,639,114
#*  Unit Corp.                                                     215,555   11,081,683
*   US Energy Corp. Wyoming                                         10,022       29,164
#*  USEC, Inc.                                                     109,428      881,990
#*  Vaalco Energy, Inc.                                            121,150      638,461
*   Warren Resources, Inc.                                         261,677      819,049
#   Western Refining, Inc.                                       1,125,614   36,323,564
#*  Westmoreland Coal Co.                                           68,170      968,696
*   Willbros Group, Inc.                                           171,061    1,669,555
                                                                           ------------
Total Energy                                                                998,900,860
                                                                           ------------
Financials -- (23.2%)
*   1/st/ Constitution Bancorp                                      17,947      181,265
#   1/st/ Source Corp.                                             588,594   18,470,080
#   1/st/ United Bancorp Inc/Boca Raton                             82,407      629,589
#   Access National Corp.                                           39,281      570,753
*   Alexander & Baldwin, Inc.                                      883,666   32,695,642
    Alliance Bancorp, Inc. of Pennsylvania                           2,078       30,131
*   Altisource Asset Management Corp.                               18,447   11,800,177
#   Ameriana Bancorp                                                34,757      470,610
#   American Equity Investment Life Holding Co.                  1,869,562   38,961,672
*   American Independence Corp.                                      8,517       94,368
    American National Insurance Co.                                  5,717      577,817
*   American River Bankshares                                      142,147    1,233,836
*   Ameris Bancorp                                                 200,892    3,676,324
#   AmeriServ Financial, Inc.                                      323,958    1,017,228
    Argo Group International Holdings, Ltd.                      1,019,162   42,784,421
    Aspen Insurance Holdings, Ltd.                               1,044,683   40,753,084
#   Associated Banc-Corp.                                          434,556    7,065,881
#   Asta Funding, Inc.                                             222,408    1,908,261
    Astoria Financial Corp.                                      1,833,916   24,226,030
#   Atlantic American Corp.                                        238,675      966,634
*   Atlantic Coast Financial Corp.                                  17,186       67,025
#*  Atlanticus Holdings Corp.                                      262,883      917,462
#*  AV Homes, Inc.                                                 231,572    4,423,025
    Baldwin & Lyons, Inc. Class A                                    3,124       83,926
#   Baldwin & Lyons, Inc. Class B                                  367,743   10,050,416
#   Banc of California, Inc.                                       109,874    1,550,322
#   Bancorp of New Jersey, Inc.                                        400        5,380
*   Bancorp, Inc.                                                  207,040    3,347,837
#   BancorpSouth, Inc.                                             818,461   18,087,988
    Bank Mutual Corp.                                              178,558    1,135,629
    Bank of Commerce Holdings                                       13,647       75,059
#   BankFinancial Corp.                                            524,139    4,869,251
#   Banner Corp.                                                   154,110    5,896,249

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
#   Bar Harbor Bankshares                                              530 $     20,002
#*  BBX Capital Corp. Class A                                      266,322    3,512,787
#   BCB Bancorp, Inc.                                               25,972      287,250
*   BCSB Bancorp, Inc.                                               4,374      111,318
*   Beneficial Mutual Bancorp, Inc.                                  7,075       68,981
#   Berkshire Bancorp, Inc.                                          4,650       35,898
    Berkshire Hills Bancorp, Inc.                                  558,410   14,166,862
*   BNCCORP, Inc.                                                   29,762      404,763
#*  BofI Holding, Inc.                                              12,710      767,938
#   Boston Private Financial Holdings, Inc.                        337,789    3,847,417
#*  Bridge Capital Holdings                                         34,550      607,734
#   Brookline Bancorp, Inc.                                        943,388    8,367,852
#*  Brunswick Bancorp                                                1,200        6,048
    C&F Financial Corp.                                             14,360      774,148
#   Calamos Asset Management, Inc. Class A                          77,413      760,196
#   California First National Bancorp                              142,816    2,549,266
#*  Camco Financial Corp.                                           84,743      525,407
#   Cape Bancorp, Inc.                                              36,671      337,740
#*  Capital Bank Financial Corp. Class A                            28,055      623,382
#*  Capital City Bank Group, Inc.                                   48,212      593,008
    Capital Southwest Corp.                                        204,928    6,735,983
    CapitalSource, Inc.                                          3,605,113   47,154,878
#   Capitol Federal Financial, Inc.                                866,160   10,974,247
*   Carolina Bank Holdings, Inc.                                     4,214       42,519
#   Cash America International, Inc.                                58,773    2,318,595
    Cathay General Bancorp                                       1,243,462   30,626,469
#   Centerstate Banks, Inc.                                         93,560      922,502
#   Central Pacific Financial Corp.                                  6,612      121,793
#   Century Bancorp, Inc. Class A                                   19,731      641,257
    CFS Bancorp, Inc.                                              206,612    2,580,584
    Chemical Financial Corp.                                       673,271   19,720,108
#   Chicopee Bancorp, Inc.                                          38,643      678,185
    Citizens Community Bancorp, Inc.                                42,530      324,504
*   Citizens First Corp.                                             5,422       47,985
    CNO Financial Group, Inc.                                    8,581,021  133,692,307
#   CoBiz Financial, Inc.                                           43,350      470,347
#   Codorus Valley Bancorp, Inc.                                    16,690      350,485
#*  Colonial Financial Services, Inc.                                4,224       59,136
#*  Colony Bankcorp, Inc.                                           12,037       73,666
    Columbia Banking System, Inc.                                  436,659   11,217,770
#*  Community Bankers Trust Corp.                                      300        1,119
*   Community West Bancshares                                       23,717      139,337
*   CommunityOne Bancorp.                                              998       10,738
*   Consumer Portfolio Services, Inc.                              314,416    2,112,876
*   Cowen Group, Inc. Class A                                      922,420    3,662,007
#*  DFC Global Corp.                                               114,705    1,387,930
    Donegal Group, Inc. Class A                                    489,329    7,755,865
#   Donegal Group, Inc. Class B                                     54,693    1,148,553
#*  Doral Financial Corp.                                           10,869      183,686
    Eagle Bancorp Montana, Inc.                                      1,125       12,341
#   Eastern Insurance Holdings, Inc.                               119,112    2,911,097
*   Eastern Virginia Bankshares, Inc.                               22,219      133,981

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   EMC Insurance Group, Inc.                                      292,900 $ 9,970,316
#   Endurance Specialty Holdings, Ltd.                           1,240,849  68,606,541
#   Enterprise Bancorp, Inc.                                         4,006      78,277
    Enterprise Financial Services Corp.                             75,373   1,358,975
#   ESB Financial Corp.                                             44,352     590,325
    ESSA Bancorp, Inc.                                             175,563   1,924,170
#   Evans Bancorp, Inc.                                              5,783     116,961
*   Ezcorp, Inc. Class A                                           101,426   1,595,431
#*  Farmers Capital Bank Corp.                                      56,370   1,157,840
    FBL Financial Group, Inc. Class A                              791,367  35,405,760
#   Federal Agricultural Mortgage Corp. Class A                      3,592     105,156
    Federal Agricultural Mortgage Corp. Class C                    244,070   8,710,858
#   Federated National Holding Co. Class C                         169,778   1,740,224
#   Fidelity Southern Corp.                                         33,037     504,468
#   Financial Institutions, Inc.                                   178,038   4,214,159
*   First Acceptance Corp.                                         865,637   1,471,583
#   First American Financial Corp.                               1,502,742  38,860,908
#*  First BanCorp                                                  576,272   3,198,310
#   First Bancorp                                                   73,063   1,094,484
    First Bancorp of Indiana, Inc.                                   5,430      74,934
    First Bancorp, Inc.                                                658      11,456
#*  First Bancshares, Inc.(318687100)                               24,793     210,741
    First Bancshares, Inc.(318916103)                                2,580      38,313
#   First Business Financial Services, Inc.                         23,772     837,250
    First Citizens BancShares, Inc. Class A                         23,645   5,006,356
#   First Commonwealth Financial Corp.                           1,777,777  15,448,882
    First Community Bancshares, Inc.                                84,371   1,408,152
#   First Connecticut Bancorp Inc/Farmington                         4,438      65,150
    First Defiance Financial Corp.                                 201,979   5,215,098
#*  First Federal Bancshares of Arkansas, Inc.                     103,884     932,878
#   First Federal of Northern Michigan Bancorp, Inc.                31,310     148,409
#   First Financial Corp.                                          155,016   5,354,253
#   First Financial Holdings, Inc.                                  69,103   4,141,343
#   First Financial Northwest, Inc.                                211,748   2,295,348
#*  First Financial Service Corp.                                   16,049      79,603
    First Interstate Bancsystem, Inc.                              342,427   8,598,342
*   First Marblehead Corp. (The)                                   178,191     171,063
#   First Merchants Corp.                                          712,549  13,395,921
#   First Midwest Bancorp, Inc.                                  1,241,631  20,648,324
*   First Place Financial Corp.                                    203,821         408
*   First United Corp.                                              70,785     580,437
    First West Virginia Bancorp                                      9,474     155,279
    Firstbank Corp.                                                 99,156   1,942,466
#   FirstMerit Corp.                                               175,839   3,949,344
#*  Flagstar Bancorp, Inc.                                         254,324   4,122,592
    Flushing Financial Corp.                                       388,764   7,810,269
#   FNB Corp.                                                      614,225   7,683,955
*   Fortegra Financial Corp.                                         1,278       9,419
    Fox Chase Bancorp, Inc.                                         39,188     676,777
    Franklin Financial Corp.                                        19,557     369,041
    Fulton Financial Corp.                                       1,567,737  19,142,069
#   Gain Capital Holdings, Inc.                                        420       4,397

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    GAINSCO, Inc.                                                      100 $       845
    GFI Group, Inc.                                                156,713     543,794
#*  Global Indemnity P.L.C.                                        256,350   6,313,900
#   Great Southern Bancorp, Inc.                                       400      11,232
#*  Greenlight Capital Re, Ltd. Class A                             52,838   1,626,882
    Guaranty Bancorp                                               116,100   1,567,350
#*  Guaranty Federal Bancshares, Inc.                               32,452     365,572
#*  Hallmark Financial Services, Inc.                              435,178   3,703,365
#   Hampden Bancorp, Inc.                                            9,957     171,260
    Hancock Holding Co.                                             33,015   1,082,232
    Hanover Insurance Group, Inc. (The)                            955,408  55,929,584
#   Harleysville Savings Financial Corp.                            14,292     262,258
*   Harris & Harris Group, Inc.                                    315,989     989,046
    Hawthorn Bancshares, Inc.                                       28,194     389,359
#   Heartland Financial USA, Inc.                                    2,622      69,457
    Heritage Commerce Corp.                                        237,542   1,850,452
#   Heritage Financial Corp.                                        49,806     803,371
    Heritage Financial Group, Inc.                                  11,730     201,521
    HF Financial Corp.                                             127,909   1,705,027
#*  Hilltop Holdings, Inc.                                       1,305,463  22,636,728
#   Hingham Institution for Savings                                  1,857     135,041
*   HMN Financial, Inc.                                            102,799     885,099
*   Home Bancorp, Inc.                                               5,999     109,002
    Home Federal Bancorp, Inc.                                     207,561   3,235,876
    HopFed Bancorp, Inc.                                            72,033     781,558
    Horace Mann Educators Corp.                                    878,665  24,339,020
#   Horizon Bancorp                                                 17,121     371,697
    Iberiabank Corp.                                               177,696  10,382,777
#*  ICG Group, Inc.                                                761,982  12,427,926
*   Imperial Holdings, Inc.                                         11,132      65,234
#   Independence Holding Co.                                       267,078   3,664,310
#*  Independent Bank Corp.                                          44,809     435,543
#   Infinity Property & Casualty Corp.                             477,290  32,732,548
    International Bancshares Corp.                                 638,232  14,583,601
#*  Intervest Bancshares Corp. Class A                             174,269   1,270,421
#*  INTL. FCStone, Inc.                                                800      16,368
*   Investment Technology Group, Inc.                              365,575   5,856,511
#   Investors Title Co.                                             43,302   3,383,618
#*  Jacksonville Bancorp, Inc.                                         626       6,422
#   Janus Capital Group, Inc.                                    2,746,538  27,108,330
*   Jefferson Bancshares, Inc.                                      30,773     195,409
    JMP Group, Inc.                                                 29,537     189,332
#*  KCG Holdings, Inc. Class A                                     106,709     932,637
    Kemper Corp.                                                 1,614,877  59,782,747
    Lake Shore Bancorp, Inc.                                           697       8,399
#   Lakeland Bancorp, Inc.                                         141,591   1,614,137
    Landmark Bancorp, Inc.                                          24,379     490,262
#   LNB Bancorp, Inc.                                              215,712   2,098,878
#*  Louisiana Bancorp, Inc.                                          1,005      17,984
#   LSB Financial Corp.                                             14,699     419,068
#*  Macatawa Bank Corp.                                            150,646     739,672
*   Magyar Bancorp, Inc.                                            36,773     269,362

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   Maiden Holdings, Ltd.                                        1,025,678 $11,231,174
    MainSource Financial Group, Inc.                               508,734   8,251,665
*   Malvern Bancorp, Inc.                                            1,888      22,939
    Marlin Business Services Corp.                                 345,056   9,513,194
#*  Maui Land & Pineapple Co., Inc.                                 12,148      51,750
    Mayflower Bancorp, Inc.                                         10,823     210,399
#   MB Financial, Inc.                                           1,464,568  43,497,670
#*  MBIA, Inc.                                                   4,664,368  53,033,864
#*  MBT Financial Corp.                                            335,903   1,289,868
    MCG Capital Corp.                                            2,360,215  11,116,613
#   Meadowbrook Insurance Group, Inc.                            1,522,479  10,109,261
#   Medallion Financial Corp.                                      331,032   5,025,066
    Mercantile Bank Corp.                                           95,648   2,088,952
#   Meta Financial Group, Inc.                                      49,599   1,846,075
*   Metro Bancorp, Inc.                                            401,510   8,568,223
#   MetroCorp Bancshares, Inc.                                      97,187   1,392,690
#*  MGIC Investment Corp.                                        4,775,214  38,870,242
    MicroFinancial, Inc.                                           220,012   1,889,903
#   Mid Penn Bancorp, Inc.                                           4,664      56,294
#   MidWestOne Financial Group, Inc.                                16,034     423,618
    Montpelier Re Holdings, Ltd.                                 2,155,898  59,524,344
*   MSB Financial Corp.                                              3,087      23,461
    MutualFirst Financial, Inc.                                    140,766   2,393,022
#   National Penn Bancshares, Inc.                               1,031,876  10,700,554
#   National Security Group, Inc.                                   11,290      72,821
#   National Western Life Insurance Co. Class A                     65,017  13,523,536
*   Naugatuck Valley Financial Corp.                                 3,280      24,239
*   Navigators Group, Inc. (The)                                   458,245  25,771,699
    Nelnet, Inc. Class A                                           416,772  17,766,990
#*  New Century Bancorp, Inc.                                       40,342     266,661
#   New Hampshire Thrift Bancshares, Inc.                           90,405   1,283,751
*   NewBridge Bancorp                                              248,814   1,856,152
*   NewStar Financial, Inc.                                        490,506   8,539,709
*   North Valley Bancorp                                             5,059      95,615
    Northeast Bancorp                                               13,957     139,710
    Northeast Community Bancorp, Inc.                               10,981      82,907
#   Northfield Bancorp, Inc.                                       193,603   2,503,287
#   Northrim BanCorp, Inc.                                         137,999   3,463,775
    Northway Financial, Inc.                                         7,359     121,424
#   Northwest Bancshares, Inc.                                   1,329,724  18,602,839
#   Norwood Financial Corp.                                            504      14,485
#   Ocean Shore Holding Co.                                         18,712     267,020
    OFG Bancorp                                                    649,848   9,624,249
#   Old Line Bancshares, Inc.                                       39,695     529,531
#   Old National Bancorp                                           158,011   2,297,480
#*  Old Second Bancorp, Inc.                                       317,787   1,515,844
*   OmniAmerican Bancorp, Inc.                                       5,117     112,165
    OneBeacon Insurance Group, Ltd. Class A                         58,912     940,236
#   Oppenheimer Holdings, Inc. Class A                              58,762   1,165,250
#   Pacific Continental Corp.                                       43,723     602,503
*   Pacific Mercantile Bancorp                                     149,626     930,674
#*  Pacific Premier Bancorp, Inc.                                  122,547   1,704,629

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                    SHARES     VALUE+
                                                                   --------- -----------
Financials -- (Continued)
      Park Sterling Corp.                                            699,946 $ 4,556,648
#*    Patriot National Bancorp, Inc.                                  76,824      92,957
#     Peoples Bancorp of North Carolina, Inc.                         32,318     423,043
#     Peoples Bancorp, Inc.                                          286,793   6,429,899
      Peoples Bancorp/Auburn                                          14,576     345,014
#*    PHH Corp.                                                    1,999,053  48,077,225
#*    Phoenix Cos., Inc. (The)                                       103,691   3,999,362
*     PICO Holdings, Inc.                                            156,652   3,678,189
#*    Pinnacle Financial Partners, Inc.                              724,722  22,466,382
#*    Piper Jaffray Cos.                                             341,899  12,270,755
      Platinum Underwriters Holdings, Ltd.                           978,955  60,881,211
*     Popular, Inc.                                                  793,999  20,048,475
*     Porter Bancorp, Inc.                                             8,106       9,079
*     Preferred Bank                                                  35,862     689,268
      Premier Financial Bancorp, Inc.                                 79,789     959,064
      PrivateBancorp, Inc.                                           298,613   7,274,213
      Protective Life Corp.                                          343,168  15,813,181
#     Provident Financial Holdings, Inc.                             189,969   2,879,930
      Provident Financial Services, Inc.                           2,294,791  43,004,383
*     Prudential Bancorp, Inc.                                            94       1,021
*     PSB Holdings, Inc.                                               2,619      16,343
#     Pulaski Financial Corp.                                        233,961   2,547,835
#     QC Holdings, Inc.                                                1,979       4,651
#     QCR Holdings, Inc.                                               2,479      43,035
#     Radian Group, Inc.                                           2,978,199  43,392,359
#     Renasant Corp.                                                 549,138  15,749,278
#     Republic Bancorp, Inc. Class A                                  12,464     286,921
*     Republic First Bancorp, Inc.                                    77,655     244,613
      Resource America, Inc. Class A                                 296,143   2,555,714
*     Riverview Bancorp, Inc.                                        460,438   1,224,765
#     Rockville Financial, Inc.                                        5,654      74,350
#*    Royal Bancshares of Pennsylvania, Inc. Class A                   8,282      12,671
#     S&T Bancorp, Inc.                                                5,108     125,248
#*    Safeguard Scientifics, Inc.                                    245,411   4,282,422
#     Safety Insurance Group, Inc.                                   384,021  21,002,108
      Salisbury Bancorp, Inc.                                          3,107      81,481
      Sandy Spring Bancorp, Inc.                                     317,211   7,768,497
#     SB Financial Group, Inc.                                        33,863     275,983
#*    Seacoast Banking Corp. of Florida                                6,889      15,707
#*    Security National Financial Corp. Class A                       12,363      72,571
      Selective Insurance Group, Inc.                              1,840,980  48,362,545
*     Shore Bancshares, Inc.                                          15,816     144,716
      SI Financial Group, Inc.                                         8,587      97,291
#*    Siebert Financial Corp.                                         50,658      83,079
#     Sierra Bancorp                                                  15,744     298,034
#     Simmons First National Corp. Class A                            45,791   1,499,197
      Simplicity Bancorp, Inc.                                         9,042     141,779
*     South Street Financial Corp.                                    11,002      68,763
#*    Southcoast Financial Corp.                                     123,556     710,447
(d)#  Southern Community Financial                                   226,834      49,903
#*    Southern First Bancshares, Inc.                                 67,157     902,590
#     Southern Missouri Bancorp, Inc.                                    384      11,616

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   Southern National Bancorp of Virginia, Inc.                      5,903 $    57,554
*   Southwest Bancorp, Inc.                                        370,776   5,936,124
    Southwest Georgia Financial Corp.                                1,652      15,694
    StanCorp Financial Group, Inc.                                 634,037  37,344,779
#   State Auto Financial Corp.                                     818,685  15,555,015
    StellarOne Corp.                                               468,645  10,910,056
    Sterling Bancorp                                             1,095,019  12,833,623
#   Stewart Information Services Corp.                             581,216  18,203,685
#*  Stratus Properties, Inc.                                       122,308   1,881,097
*   Suffolk Bancorp                                                 12,332     241,091
    Summit State Bank                                                8,558      84,724
#*  Sun Bancorp, Inc.                                              591,825   1,953,022
    Susquehanna Bancshares, Inc.                                 5,363,165  63,204,900
#*  Sussex Bancorp                                                  30,750     210,484
#*  SWS Group, Inc.                                                  1,900      10,697
    Symetra Financial Corp.                                      1,207,779  22,621,701
#   Synovus Financial Corp.                                      6,337,456  20,596,732
*   Taylor Capital Group, Inc.                                      91,483   2,104,109
#   Teche Holding Co.                                               14,319     720,246
    Territorial Bancorp, Inc.                                        1,286      28,048
    TF Financial Corp.                                              73,202   2,031,355
    Thomas Properties Group, Inc.                                   31,636     215,125
    Timberland Bancorp, Inc.                                       186,434   1,653,670
#   Tompkins Financial Corp.                                            89       4,389
#   Tower Financial Corp.                                           33,913     804,755
#   Tower Group International, Ltd.                              1,179,095   4,280,115
#   TowneBank                                                       78,039   1,136,248
#*  Transcontinental Realty Investors, Inc.                          2,293      20,373
#   Tree.com, Inc.                                                 132,521   3,910,695
#   Umpqua Holdings Corp.                                        4,077,772  66,753,128
#   Unico American Corp.                                           145,800   1,828,332
#   Union First Market Bankshares Corp.                            173,563   4,186,340
#   United Bancshares, Inc.                                          9,093     120,664
    United Community Bancorp                                         2,815      30,684
*   United Community Banks, Inc.                                   163,415   2,547,640
#*  United Community Financial Corp.                               475,731   1,902,924
    United Financial Bancorp, Inc.                                 225,690   3,538,819
    United Fire Group, Inc.                                        861,095  27,296,711
#*  United Security Bancshares                                       8,620      44,309
    Unity Bancorp, Inc.                                             51,891     384,512
#   Universal Insurance Holdings, Inc.                             212,466   1,665,733
#   Univest Corp. of Pennsylvania                                   11,039     220,449
#*  Vantagesouth Bancshares, Inc.                                   37,363     182,705
*   Virginia Commerce Bancorp, Inc.                                310,160   4,971,865
*   Virtus Investment Partners, Inc.                                    94      19,131
    VSB Bancorp, Inc.                                                  833       8,763
    Washington Federal, Inc.                                     1,940,982  44,215,570
#*  Waterstone Financial, Inc.                                      87,693     933,054
    Wayne Savings Bancshares, Inc.                                  22,033     228,042
    Webster Financial Corp.                                      2,225,867  62,079,431
    WesBanco, Inc.                                                 729,241  21,439,685
#   West BanCorp., Inc.                                             83,011   1,147,212

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES       VALUE+
                                                                 --------- --------------
Financials -- (Continued)
    Westfield Financial, Inc.                                      354,564 $    2,556,406
#   Wintrust Financial Corp.                                     1,288,249     56,051,714
*   Wright Investors' Service Holdings, Inc.                        99,580        211,607
    WSFS Financial Corp.                                            26,313      1,842,173
    WVS Financial Corp.                                              1,740         19,244
#*  Yadkin Financial Corp.                                          34,273        562,763
                                                                           --------------
Total Financials                                                            2,561,764,807
                                                                           --------------
Health Care -- (3.7%)
#*  Achillion Pharmaceuticals, Inc.                                 42,539        106,773
#*  Addus HomeCare Corp.                                            14,594        377,255
#*  Affymetrix, Inc.                                               981,464      6,938,951
#*  Albany Molecular Research, Inc.                                868,365     11,375,582
*   Alere, Inc.                                                    840,173     28,339,035
#*  Allied Healthcare Products                                     207,331        483,081
    Almost Family, Inc.                                             53,402      1,026,920
#*  Alphatec Holdings, Inc.                                        177,736        323,480
#*  Amedisys, Inc.                                                 576,504      9,385,485
#*  American Shared Hospital Services                               87,469        212,987
*   Amsurg Corp.                                                   456,330     19,571,994
*   AngioDynamics, Inc.                                            730,033     11,476,119
#*  Anika Therapeutics, Inc.                                       194,619      5,813,270
#*  Arrhythmia Research Technology, Inc.                             5,407         17,654
#*  AVEO Pharmaceuticals, Inc.                                      67,934        140,623
#*  Bioanalytical Systems, Inc.                                      9,691         17,831
*   BioScrip, Inc.                                                 121,633        852,647
#*  BioTelemetry, Inc.                                             368,427      3,367,423
#*  Capital Senior Living Corp.                                    677,659     15,030,477
#*  ChemoCentryx, Inc.                                              14,961         74,057
*   Chindex International, Inc.                                      8,385        141,120
#*  Codexis, Inc.                                                    8,473         14,743
#   CONMED Corp.                                                   831,122     30,144,795
*   Cross Country Healthcare, Inc.                                 916,657      5,444,943
#   CryoLife, Inc.                                                 395,364      3,554,322
#*  Cutera, Inc.                                                   402,038      4,040,482
#*  Cynosure, Inc. Class A                                          38,678        835,832
    Daxor Corp.                                                      8,579         64,085
*   Digirad Corp.                                                  253,185        843,106
*   Emergent Biosolutions, Inc.                                     43,578        851,078
#*  Enzo Biochem, Inc.                                             497,886      1,239,736
#   Enzon Pharmaceuticals, Inc.                                      9,488         14,042
*   Exactech, Inc.                                                     600         13,620
*   Five Star Quality Care, Inc.                                   872,074      4,421,415
*   Gentiva Health Services, Inc.                                  543,576      6,223,945
#*  Greatbatch, Inc.                                               575,173     21,925,595
#*  Harvard Bioscience, Inc.                                       175,852      1,035,768
*   Health Net, Inc.                                                18,946        575,958
#*  Healthways, Inc.                                               277,835      2,675,551
#   Invacare Corp.                                                 774,021     16,618,231
*   Iridex Corp.                                                    60,213        359,472
    Kewaunee Scientific Corp.                                       68,740      1,193,326
#   Kindred Healthcare, Inc.                                     1,578,082     21,903,778

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     SHARES      VALUE+
                                                                    --------- ------------
Health Care -- (Continued)
#*     Lannett Co., Inc.                                              278,478 $  6,574,866
       LeMaitre Vascular, Inc.                                         72,587      583,599
#*     LHC Group, Inc.                                                 75,160    1,548,296
*      LifePoint Hospitals, Inc.                                    1,892,213   97,713,879
*      Magellan Health Services, Inc.                                 102,191    5,998,612
(d)#*  Maxygen, Inc.                                                  701,074       21,032
*      MedAssets, Inc.                                                 17,474      402,426
(d)#*  MedCath Corp.                                                  622,045      852,202
*      Medical Action Industries, Inc.                                 73,629      446,192
#*     MediciNova, Inc.                                                18,700       46,189
*      Merit Medical Systems, Inc.                                     46,359      741,280
#*     Misonix, Inc.                                                  131,503      549,683
#      National Healthcare Corp.                                          400       19,352
*      Natus Medical, Inc.                                             75,052    1,480,776
*      Orthofix International NV                                       45,269      927,562
#*     Pacific Biosciences of California, Inc.                        141,966      583,480
*      PDI, Inc.                                                      294,287    1,403,749
#*     Pernix Therapeutics Holdings                                     4,185        8,747
#*     PharMerica Corp.                                               371,591    5,484,683
       Psychemedics Corp.                                                 365        5,106
#*     RadNet, Inc.                                                   285,137      698,586
#*     Retractable Technologies, Inc.                                  39,828       99,172
#*     Rigel Pharmaceuticals, Inc.                                    126,314      390,310
*      RTI Biologics, Inc.                                            699,904    1,952,732
#      Select Medical Holdings Corp.                                  261,555    2,217,986
#*     Skilled Healthcare Group, Inc. Class A                          50,778      216,314
#*     Special Diversified Opportunities, Inc.                        252,007      279,728
#*     Stereotaxis, Inc.                                                2,235        9,767
#*     Sucampo Pharmaceuticals, Inc. Class A                          277,919    1,723,098
*      SurModics, Inc.                                                  6,978      164,541
*      Symmetry Medical, Inc.                                         885,860    7,175,466
#*     Targacept, Inc.                                                 92,275      438,306
#*     Transcept Pharmaceuticals, Inc.                                  2,688        9,892
*      Triple-S Management Corp. Class B                              589,525   10,499,440
#      Universal American Corp.                                     2,106,603   15,630,994
       Xstelos Holdings, Inc.                                         251,700      329,727
                                                                              ------------
Total Health Care                                                              406,294,357
                                                                              ------------
Industrials -- (14.8%)
#      AAR Corp.                                                    1,173,798   34,368,805
#      ABM Industries, Inc.                                            18,223      501,315
#*     ACCO Brands Corp.                                              506,066    2,960,486
#*     Accuride Corp.                                                  80,161      360,725
       Aceto Corp.                                                    533,965    8,516,742
#      Acme United Corp.                                                2,707       39,630
#      Acorn Energy, Inc.                                             140,865      529,652
#*     Aegion Corp.                                                   777,814   15,945,187
#*     AeroCentury Corp.                                               31,474      629,480
*      Air Transport Services Group, Inc.                             778,196    5,634,139
#      Aircastle, Ltd.                                              1,404,483   26,502,594
       Alamo Group, Inc.                                              306,077   14,443,774
(d)    Allied Defense Group, Inc. (The)                               118,807      623,737

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Industrials -- (Continued)
    Allied Motion Technologies, Inc.                                44,049 $    420,668
    AMERCO                                                         343,691   69,401,524
#   American Railcar Industries, Inc.                              484,088   19,828,244
    Ampco-Pittsburgh Corp.                                          47,162      868,252
#*  AMREP Corp.                                                      8,733       70,301
#   Apogee Enterprises, Inc.                                       150,872    4,719,276
*   ARC Document Solutions, Inc.                                   139,548      870,780
#   Argan, Inc.                                                        968       21,538
#   Arkansas Best Corp.                                            773,859   21,180,521
#*  Ascent Solar Technologies, Inc.                                118,282      111,185
    Astec Industries, Inc.                                          13,965      472,157
*   Atlas Air Worldwide Holdings, Inc.                             679,014   25,143,888
#*  Avalon Holdings Corp. Class A                                   51,820      268,428
#*  Avis Budget Group, Inc.                                      3,927,269  123,041,338
    Baltic Trading, Ltd.                                           488,910    2,190,317
    Barrett Business Services, Inc.                                 79,827    6,647,194
#*  BlueLinx Holdings, Inc.                                        836,669    1,556,204
    Brady Corp. Class A                                             40,727    1,188,821
#   Briggs & Stratton Corp.                                      1,094,683   20,076,486
#*  Builders FirstSource, Inc.                                     307,907    2,281,591
#*  CAI International, Inc.                                         65,533    1,434,517
*   Casella Waste Systems, Inc. Class A                             14,929       88,230
#*  CBIZ, Inc.                                                     241,155    1,967,825
    CDI Corp.                                                      394,811    6,336,717
#   Ceco Environmental Corp.                                       120,710    2,130,531
#   Celadon Group, Inc.                                             25,278      468,654
    Chicago Rivet & Machine Co.                                     28,248      937,834
#   Comfort Systems USA, Inc.                                       19,564      364,477
#   Compx International, Inc.                                       67,191      953,440
#*  Consolidated Graphics, Inc.                                    156,383   10,022,586
*   Costa, Inc.                                                    288,550    5,805,626
    Courier Corp.                                                   67,360    1,144,446
#*  Covenant Transportation Group, Inc. Class A                    200,897    1,311,857
#*  CPI Aerostructures, Inc.                                         6,457       80,067
*   CRA International, Inc.                                         65,831    1,254,081
#   Curtiss-Wright Corp.                                           641,116   31,914,754
*   DigitalGlobe, Inc.                                              44,723    1,423,086
*   Dolan Co. (The)                                                244,492      628,344
#*  Ducommun, Inc.                                                 309,013    7,682,063
*   Dycom Industries, Inc.                                         407,918   12,094,769
#   Dynamic Materials Corp.                                          2,000       44,200
#*  Eagle Bulk Shipping, Inc.                                      441,859    2,456,736
#   Eastern Co. (The)                                               69,790    1,155,025
#   Ecology and Environment, Inc. Class A                           35,051      385,561
#   Encore Wire Corp.                                              248,475   12,306,967
#*  Energy Recovery, Inc.                                           27,016      157,773
#*  Engility Holdings, Inc.                                         41,196    1,275,840
#   Ennis, Inc.                                                    754,208   13,387,192
#   ESCO Technologies, Inc.                                         61,724    2,227,002
*   Esterline Technologies Corp.                                 1,145,345   91,810,855
#*  Federal Signal Corp.                                           982,704   13,453,218
*   Franklin Covey Co.                                             213,063    4,005,584

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE+
                                                                 ---------- -----------
Industrials -- (Continued)
#   FreightCar America, Inc.                                         28,428 $   632,239
#*  FTI Consulting, Inc.                                            401,925  16,310,116
    G&K Services, Inc. Class A                                      596,563  37,225,531
#   GATX Corp.                                                    1,763,892  90,928,633
#*  Genco Shipping & Trading, Ltd.                                1,047,352   2,796,430
#*  Gencor Industries, Inc.                                          35,002     319,568
#   General Cable Corp.                                           1,577,516  51,947,602
*   Gibraltar Industries, Inc.                                      853,537  13,665,127
    Global Power Equipment Group, Inc.                                2,781      56,621
*   GP Strategies Corp.                                             155,719   4,363,246
#*  GrafTech International, Ltd.                                    418,198   3,721,962
#   Granite Construction, Inc.                                      317,773  10,279,957
#   Great Lakes Dredge & Dock Corp.                               1,292,469  10,494,848
#*  Greenbrier Cos., Inc.                                           769,066  20,411,012
#   Griffon Corp.                                                 1,480,878  18,555,401
*   H&E Equipment Services, Inc.                                    347,240   8,691,417
    Hardinge, Inc.                                                  254,906   3,770,060
#*  Hawaiian Holdings, Inc.                                         456,670   3,767,527
    Heidrick & Struggles International, Inc.                          8,713     161,365
*   Hill International, Inc.                                         48,125     165,550
#*  Hudson Global, Inc.                                             389,082   1,264,517
    Hurco Cos., Inc.                                                125,587   3,075,626
    Hyster-Yale Materials Handling, Inc.                            301,240  23,629,266
#*  ICF International, Inc.                                          78,435   2,715,420
*   Innotrac Corp.                                                  111,236     746,394
    Innovative Solutions & Support, Inc.                                100         788
    Insteel Industries, Inc.                                        197,302   3,273,240
*   Integrated Electrical Services, Inc.                                900       4,194
*   Intelligent Systems Corp.                                        27,446      42,267
#   International Shipholding Corp.                                 220,292   5,467,647
#   Intersections, Inc.                                             163,724   1,403,115
#*  JetBlue Airways Corp.                                        10,286,881  72,933,986
*   JPS Industries, Inc.                                             42,199     206,775
    Kadant, Inc.                                                    409,129  14,646,818
#   Kelly Services, Inc. Class A                                    935,810  19,520,997
    Kelly Services, Inc. Class B                                        567      12,139
*   Key Technology, Inc.                                             10,099     146,133
    Kimball International, Inc. Class B                             757,020   8,857,134
*   Korn/Ferry International                                        318,763   7,586,559
#*  Kratos Defense & Security Solutions, Inc.                       285,580   2,421,718
#*  Lawson Products, Inc.                                           201,534   2,644,126
#*  Layne Christensen Co.                                           502,507   9,718,485
    LB Foster Co. Class A                                            44,179   2,065,368
#*  LMI Aerospace, Inc.                                             102,928   1,615,970
#   LS Starrett Co. (The) Class A                                   183,253   2,083,587
    LSI Industries, Inc.                                            200,407   1,845,748
*   Lydall, Inc.                                                    417,771   7,611,788
#*  Magnetek, Inc.                                                   29,000     525,480
    Marten Transport, Ltd.                                          838,468  14,790,576
    Mastech Holdings, Inc.                                           46,984     685,027
    Matson, Inc.                                                    772,228  20,919,657
#   McGrath RentCorp                                                 77,686   2,771,060

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#*  Meritor, Inc.                                                   76,805 $   527,650
#*  Metalico, Inc.                                                 143,374     235,133
*   Mfri, Inc.                                                     204,452   2,420,712
    Miller Industries, Inc.                                        295,316   5,534,222
#*  Mobile Mini, Inc.                                            1,175,105  42,444,793
*   Moog, Inc. Class A                                              34,793   2,078,186
    Mueller Water Products, Inc. Class A                         3,721,812  31,895,929
#   Multi-Color Corp.                                               19,915     693,639
*   National Technical Systems, Inc.                               150,745   3,450,553
*   Navigant Consulting, Inc.                                      558,013   9,681,526
#   NL Industries, Inc.                                            170,882   1,992,484
    NN, Inc.                                                       485,644   7,809,156
*   Northwest Pipe Co.                                             245,966   8,862,155
#*  Ocean Power Technologies, Inc.                                  88,447     207,850
#*  Orbital Sciences Corp.                                         142,368   3,284,430
*   Orion Energy Systems, Inc.                                      56,782     241,324
*   Orion Marine Group, Inc.                                       150,346   1,879,325
#*  Pacer International, Inc.                                        4,781      38,152
    PAM Transportation Services, Inc.                              150,056   2,610,974
*   Park-Ohio Holdings Corp.                                       116,265   4,814,534
*   Patrick Industries, Inc.                                       125,616   3,929,268
#*  Patriot Transportation Holding, Inc.                             7,369     272,432
*   PGT, Inc.                                                       80,347     839,626
#   Pike Electric Corp.                                            375,747   4,061,825
#*  PMFG, Inc.                                                       3,987      31,258
#*  PowerSecure International, Inc.                                296,322   5,357,502
#   Preformed Line Products Co.                                     44,160   3,710,323
#   Providence and Worcester Railroad Co.                           88,450   1,810,571
#   Quad/Graphics, Inc.                                            180,265   6,294,854
*   Quality Distribution, Inc.                                     162,863   1,674,232
#   RCM Technologies, Inc.                                         215,529   1,390,162
*   Republic Airways Holdings, Inc.                              1,594,974  18,788,794
    Resources Connection, Inc.                                      32,013     408,486
#*  Rush Enterprises, Inc. Class A                                 847,508  24,255,679
*   Rush Enterprises, Inc. Class B                                 332,305   8,078,335
#*  Saia, Inc.                                                     640,861  20,847,208
#   Schawk, Inc.                                                   121,075   1,770,116
#   Servotronics, Inc.                                              15,025     126,811
    SIFCO Industries, Inc.                                          68,152   1,511,611
#   SkyWest, Inc.                                                1,640,415  24,671,842
    SL Industries, Inc.                                             28,931     781,137
*   Sparton Corp.                                                  311,191   8,212,330
#   Standex International Corp.                                    221,381  13,617,145
*   Sterling Construction Co., Inc.                                173,748   1,667,981
#*  Supreme Industries, Inc. Class A                               176,937   1,082,854
#   Sypris Solutions, Inc.                                         278,004     886,833
#   TAL International Group, Inc.                                    5,189     250,681
#*  Tecumseh Products Co. Class A                                  409,492   3,194,038
*   Tecumseh Products Co. Class B                                   59,184     431,451
#*  Tetra Tech, Inc.                                                30,282     791,269
#   Titan International, Inc.                                      289,143   4,192,573
#*  Titan Machinery, Inc.                                           70,698   1,247,113

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES       VALUE+
                                                                 --------- --------------
Industrials -- (Continued)
#*  Transcat, Inc.                                                  58,439 $      490,888
#*  TRC Cos., Inc.                                                 316,913      2,437,061
#   Trinity Industries, Inc.                                       493,659     24,993,955
#*  Tufco Technologies, Inc.                                        35,571        179,634
*   Tutor Perini Corp.                                           1,220,549     28,011,600
#   Twin Disc, Inc.                                                 69,856      1,807,175
*   Ultralife Corp.                                                140,452        547,763
    UniFirst Corp.                                                 145,854     14,996,708
#   Universal Forest Products, Inc.                                611,361     32,353,224
#*  Universal Power Group, Inc.                                        290            363
#*  Universal Security Instruments, Inc.                            34,941        166,843
#*  USA Truck, Inc.                                                304,826      4,048,089
*   Versar, Inc.                                                    45,303        214,283
    Viad Corp.                                                     501,601     13,392,747
*   Virco Manufacturing Corp.                                       37,692         76,515
*   Volt Information Sciences, Inc.                                534,473      4,649,915
    VSE Corp.                                                        5,954        260,785
#   Watts Water Technologies, Inc. Class A                         546,232     31,561,285
*   Willdan Group, Inc.                                             38,985        148,923
#*  Willis Lease Finance Corp.                                     294,405      5,131,479
                                                                           --------------
Total Industrials                                                           1,637,978,955
                                                                           --------------
Information Technology -- (11.9%)
*   Active Network, Inc. (The)                                      69,547      1,004,259
*   ADDvantage Technologies Group, Inc.                              4,523         11,986
#*  Advanced Energy Industries, Inc.                               113,529      2,370,486
#*  Aehr Test Systems                                               54,035        137,789
#*  Aetrium, Inc.                                                   10,647         37,797
*   Agilysys, Inc.                                                 502,038      5,898,946
*   Alpha & Omega Semiconductor, Ltd.                              341,888      2,516,296
#*  Amkor Technology, Inc.                                         559,650      2,971,742
#*  ANADIGICS, Inc.                                                251,610        508,252
*   Anaren, Inc.                                                   224,757      5,614,430
#   AOL, Inc.                                                      498,550     18,067,452
#*  ARRIS Group, Inc.                                              171,589      3,064,580
*   AsiaInfo-Linkage, Inc.                                          66,398        770,217
    Astro-Med, Inc.                                                167,804      2,127,755
*   ATMI, Inc.                                                     111,563      3,050,132
*   Autobytel, Inc.                                                 55,623        453,327
*   Aviat Networks, Inc.                                         1,151,085      2,371,235
#*  Avid Technology, Inc.                                          965,141      7,190,300
    AVX Corp.                                                      177,598      2,353,174
#   Aware, Inc.                                                    660,227      3,452,987
*   Axcelis Technologies, Inc.                                     417,916        906,878
*   AXT, Inc.                                                      206,684        467,106
#   Bel Fuse, Inc. Class A                                          14,272        294,289
    Bel Fuse, Inc. Class B                                         156,953      3,302,291
*   Benchmark Electronics, Inc.                                  2,299,623     52,270,431
#   Black Box Corp.                                                510,256     12,776,810
#*  Blonder Tongue Laboratories                                     19,745         17,968
#*  Blucora, Inc.                                                  870,316     20,565,567
    Bogen Communications International                              43,300         80,105

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                    SHARES     VALUE+
                                                                   --------- -----------
Information Technology -- (Continued)
(d)   Bogen Corp                                                      43,300 $        --
*     BroadVision, Inc.                                               17,915     173,596
*     Brocade Communications Systems, Inc.                            51,942     416,575
      Brooks Automation, Inc.                                      2,075,689  20,009,642
*     Bsquare Corp.                                                   74,978     241,429
#*    BTU International, Inc.                                         17,638      58,382
#*    CACI International, Inc. Class A                               780,459  56,177,439
#*    CalAmp Corp.                                                   170,528   4,012,524
*     Cascade Microtech, Inc.                                        336,101   3,441,674
*     Checkpoint Systems, Inc.                                       416,839   7,094,600
#*    ChyronHego Corp.                                                51,176      76,764
#*    CIBER, Inc.                                                  2,038,464   6,625,008
*     Cinedigm Corp.                                                 205,377     367,625
#*    Clearfield, Inc.                                                44,712     663,526
#*    Cogo Group, Inc.                                                19,892      47,144
      Coherent, Inc.                                                 490,181  32,445,080
      Cohu, Inc.                                                     711,379   6,800,783
(d)#  Commerce One LLC                                                55,600          --
      Communications Systems, Inc.                                   153,092   1,746,780
#     Computer Task Group, Inc.                                      129,060   2,210,798
      Comtech Telecommunications Corp.                               527,830  15,845,457
#     Concurrent Computer Corp.                                      137,792   1,015,527
#     Convergys Corp.                                              3,909,664  77,176,767
#     CSP, Inc.                                                      125,308     947,328
      CTS Corp.                                                    1,225,517  22,819,127
#*    CyberOptics Corp.                                              237,710   1,205,190
#*    Data I/O Corp.                                                  74,290     219,156
#*    Dataram Corp.                                                    6,118      14,928
#*    Demand Media, Inc.                                              83,515     399,202
*     Digi International, Inc.                                       709,915   7,155,943
#     Digimarc Corp.                                                  30,810     648,859
*     Digital River, Inc.                                            140,997   2,515,386
#*    Diodes, Inc.                                                    24,888     602,787
*     Dot Hill Systems Corp.                                         388,477   1,126,583
*     DSP Group, Inc.                                                549,920   4,096,904
*     Dynamics Research Corp.                                         54,334     402,072
#     EarthLink, Inc.                                              2,733,811  13,833,084
*     Echelon Corp.                                                   13,900      30,163
*     Edgewater Technology, Inc.                                     298,591   2,045,348
      Electro Rent Corp.                                             545,049   9,887,189
      Electro Scientific Industries, Inc.                            899,477  10,775,734
*     Electronics for Imaging, Inc.                                  927,043  31,806,845
#*    Emcore Corp.                                                    51,228     273,045
*     Emulex Corp.                                                   843,253   6,349,695
#*    Entropic Communications, Inc.                                  218,494     935,154
#     EPIQ Systems, Inc.                                             309,113   4,624,330
#     ePlus, Inc.                                                    270,502  14,704,489
*     Exar Corp.                                                   1,041,520  12,008,726
#*    Fairchild Semiconductor International, Inc.                  3,163,516  40,081,748
*     First Solar, Inc.                                              187,509   9,426,077
*     FormFactor, Inc.                                               996,215   5,200,242
      Frequency Electronics, Inc.                                    218,323   2,425,569

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Giga-tronics, Inc.                                              10,700 $    10,112
#*  GigOptix, Inc.                                                  21,536      30,150
#*  Globecomm Systems, Inc.                                        309,865   4,347,406
*   GSE Systems, Inc.                                               19,948      33,912
*   GSI Group, Inc.                                                 13,906     138,782
*   GSI Technology, Inc.                                             7,980      56,020
    Hackett Group, Inc. (The)                                      192,050   1,367,396
*   Harmonic, Inc.                                                 797,892   5,832,591
*   Hauppauge Digital, Inc.                                         59,620      21,046
*   Hutchinson Technology, Inc.                                    679,775   2,528,763
#*  ID Systems, Inc.                                               153,839     799,963
*   Identive Group, Inc.                                           104,300      66,742
#*  iGO, Inc.                                                        9,780      28,655
#*  Ikanos Communications, Inc.                                    128,006     167,688
*   Imation Corp.                                                1,420,177   6,603,823
*   Insight Enterprises, Inc.                                      983,063  20,713,137
*   Integrated Silicon Solution, Inc.                              388,216   4,184,968
#*  Internap Network Services Corp.                                595,572   4,329,808
#*  International Rectifier Corp.                                1,231,187  32,060,109
*   Internet Patents Corp.                                          16,755      53,616
#*  Interphase Corp.                                                78,699     320,305
    Intersil Corp. Class A                                       1,205,220  13,450,255
#*  Intevac, Inc.                                                  163,070     831,657
*   IntraLinks Holdings, Inc.                                      208,882   2,170,284
*   IntriCon Corp.                                                  44,161     195,633
#*  Ipass, Inc.                                                    171,694     317,634
#*  Iteris, Inc.                                                   107,467     220,307
#   IXYS Corp.                                                      24,221     281,690
#*  Kemet Corp.                                                    148,645     842,817
*   Key Tronic Corp.                                               351,713   3,816,086
#*  Kopin Corp.                                                      5,300      19,451
#*  Kulicke & Soffa Industries, Inc.                               748,973   9,661,752
*   Lattice Semiconductor Corp.                                    671,076   3,442,620
#   Lexmark International, Inc. Class A                            209,026   7,430,874
*   LGL Group, Inc. (The)                                            8,402      49,908
#*  Limelight Networks, Inc.                                       187,611     360,213
#*  Lionbridge Technologies, Inc.                                   65,229     284,398
#*  LoJack Corp.                                                   138,946     608,583
*   LTX-Credence Corp.                                              71,857     440,483
*   Management Network Group, Inc.                                  10,673      29,457
#   ManTech International Corp. Class A                            162,168   4,530,974
    Marchex, Inc. Class B                                          255,488   2,278,953
#*  Measurement Specialties, Inc.                                    2,688     149,802
#*  Mercury Systems, Inc.                                           59,140     545,271
    Methode Electronics, Inc.                                      787,880  20,153,970
    MKS Instruments, Inc.                                        1,317,296  39,044,653
#*  ModusLink Global Solutions, Inc.                               838,727   3,455,555
#*  Monster Worldwide, Inc.                                      1,476,794   6,379,750
#*  MoSys, Inc.                                                    144,081     633,956
#*  Multi-Fineline Electronix, Inc.                                  2,991      40,109
#*  NAPCO Security Technologies, Inc.                               42,075     236,462
#*  NCI, Inc. Class A                                                1,431       8,157

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
#*  NeoPhotonics Corp.                                              20,398 $   144,622
#*  NETGEAR, Inc.                                                   52,812   1,518,873
*   Newport Corp.                                                1,058,760  16,802,521
#*  Novatel Wireless, Inc.                                         231,558     709,725
#*  Numerex Corp. Class A                                           89,013   1,051,244
#*  Oclaro, Inc.                                                   318,679     650,105
*   Official Payments Holdings, Inc.                               339,826   2,834,149
#*  OmniVision Technologies, Inc.                                1,595,054  22,346,707
*   Omtool, Ltd.                                                    16,864      20,574
*   Oplink Communications, Inc.                                    161,574   2,948,726
#   Optical Cable Corp.                                            169,845     677,682
*   PAR Technology Corp.                                           147,203     818,449
    PC Connection, Inc.                                            869,589  17,383,084
    PC-Tel, Inc.                                                   613,025   5,645,960
*   PCM, Inc.                                                      204,946   2,156,032
*   PDF Solutions, Inc.                                            233,590   5,365,562
    Perceptron, Inc.                                               195,775   2,738,892
#*  Performance Technologies, Inc.                                 289,576     897,686
*   Pericom Semiconductor Corp.                                    529,673   4,279,758
#*  Photronics, Inc.                                             1,802,153  15,138,085
#*  Planar Systems, Inc.                                           427,186     892,819
#*  Polycom, Inc.                                                1,775,691  18,467,186
*   QLogic Corp.                                                   831,138  10,264,554
*   Qualstar Corp.                                                 379,283     496,861
#*  QuinStreet, Inc.                                                18,992     168,839
*   Qumu Corp.                                                      35,376     529,932
*   Radisys Corp.                                                  228,876     691,206
*   Rainmaker Systems, Inc.                                        185,058      92,529
*   RealNetworks, Inc.                                             662,399   5,080,600
#*  Reis, Inc.                                                     332,636   5,984,122
#*  Relm Wireless Corp.                                            130,663     343,644
#   RF Industries, Ltd.                                             63,374     582,407
    Richardson Electronics, Ltd.                                   438,758   5,054,492
*   Rofin-Sinar Technologies, Inc.                                  40,134   1,053,518
*   Rovi Corp.                                                     583,027   9,771,533
#*  Rubicon Technology, Inc.                                        70,214     603,840
#*  Rudolph Technologies, Inc.                                     126,728   1,343,317
#*  Sanmina Corp.                                                1,072,137  15,610,315
*   ScanSource, Inc.                                                45,736   1,759,007
*   Seachange International, Inc.                                  538,774   7,645,203
*   Selectica, Inc.                                                  3,912      26,523
#*  Sevcon, Inc.                                                     2,400      11,400
*   Sigma Designs, Inc.                                            747,121   4,064,338
#*  Sigmatron International, Inc.                                   16,500      88,440
#*  Smith Micro Software, Inc.                                       6,955       5,634
#*  Spansion, Inc. Class A                                         825,139   9,876,914
#*  Speed Commerce, Inc.                                            54,871     201,377
#*  StarTek, Inc.                                                  236,335   1,479,457
#*  STR Holdings, Inc.                                              23,956      47,672
#*  SunPower Corp.                                                 502,957  15,184,272
#*  Super Micro Computer, Inc.                                      42,628     593,382
    Supertex, Inc.                                                  14,017     357,574

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  SHARES       VALUE+
                                                                 --------- --------------
Information Technology -- (Continued)
*   support.com, Inc.                                              814,775 $    3,633,897
#*  Sykes Enterprises, Inc.                                        255,982      4,791,983
*   Symmetricom, Inc.                                              344,506      2,470,108
#*  SYNNEX Corp.                                                 1,175,733     72,072,433
*   Tech Data Corp.                                                836,389     43,542,411
#*  TeleCommunication Systems, Inc. Class A                        936,997      2,136,353
*   Telenav, Inc.                                                   28,467        206,386
    Tellabs, Inc.                                                2,351,627      5,737,970
#   Tessco Technologies, Inc.                                       78,114      2,767,579
#   Tessera Technologies, Inc.                                     297,871      5,665,506
*   TheStreet, Inc.                                                453,355      1,065,384
*   Trio Tech International                                         39,533        132,436
#*  TriQuint Semiconductor, Inc.                                 3,452,671     27,379,681
*   Trulia, Inc.                                                     4,017        160,559
#   TSR, Inc.                                                        1,145          3,882
*   TTM Technologies, Inc.                                         435,132      3,807,405
*   Ultra Clean Holdings                                           158,207      1,472,907
#   United Online, Inc.                                          1,744,412     15,071,720
*   UTStarcom Holdings Corp.                                       143,395        401,506
*   VeriFone Systems, Inc.                                         245,782      5,569,420
#*  Viasystems Group, Inc.                                         565,834      8,487,510
*   Vicon Industries, Inc.                                         102,175        301,416
#*  Video Display Corp.                                              5,282         19,121
#*  Vishay Intertechnology, Inc.                                 4,709,603     57,786,829
*   Vishay Precision Group, Inc.                                   371,058      6,085,351
#*  Westell Technologies, Inc. Class A                              82,538        296,311
*   Wireless Telecom Group, Inc.                                   129,294        231,436
#   Xyratex, Ltd.                                                  120,775      1,200,504
#*  Zygo Corp.                                                     405,632      6,262,958
#*  Zynga, Inc. Class A                                          2,841,148     10,199,721
                                                                           --------------
Total Information Technology                                                1,314,931,342
                                                                           --------------
Materials -- (5.4%)
    A Schulman, Inc.                                               607,297     20,113,677
#*  Allied Nevada Gold Corp.                                       543,185      2,216,195
#*  AM Castle & Co.                                                641,390      9,178,291
*   American Biltrite, Inc.                                            110         44,564
*   American Pacific Corp.                                         148,845      6,775,424
    Axiall Corp.                                                   333,066     12,952,937
#   Cabot Corp.                                                     25,654      1,195,733
#*  Century Aluminum Co.                                         2,675,837     23,226,265
#   Chase Corp.                                                      1,380         41,759
*   Coeur d'Alene Mines Corp.                                    2,083,217     25,436,080
    Commercial Metals Co.                                        1,658,748     30,454,613
*   Continental Materials Corp.                                     13,260        231,917
*   Core Molding Technologies, Inc.                                198,499      2,143,789
    Domtar Corp.                                                    66,713      5,651,258
*   Ferro Corp.                                                    133,773      1,716,308
    Friedman Industries, Inc.                                      178,173      1,767,476
#*  Golden Minerals Co.                                             12,380          9,533
*   Graphic Packaging Holding Co.                                5,789,957     48,635,639
#*  Headwaters, Inc.                                               814,395      7,109,668

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                    SHARES      VALUE+
                                                                   --------- ------------
Materials -- (Continued)
#     Hecla Mining Co.                                               439,274 $  1,370,535
#*    Horsehead Holding Corp.                                        758,895   11,011,566
#     Intrepid Potash, Inc.                                           19,516      289,813
#     Kaiser Aluminum Corp.                                          623,602   42,061,955
      KapStone Paper and Packaging Corp.                             139,183    7,231,949
#*    Kraton Performance Polymers, Inc.                               95,368    2,028,477
*     Landec Corp.                                                   646,741    7,573,337
*     Louisiana-Pacific Corp.                                      3,503,276   59,590,725
#*    Material Sciences Corp.                                        216,679    2,010,781
      Materion Corp.                                                  53,588    1,597,458
#*    McEwen Mining, Inc.                                            499,579    1,069,099
#*    Mercer International, Inc.                                     448,049    3,584,392
#*    Mines Management, Inc.                                         118,526       71,116
      Myers Industries, Inc.                                         511,259    9,110,635
#     Noranda Aluminum Holding Corp.                                 187,200      509,184
#*    Northern Technologies International Corp.                        3,305       56,218
#     Olympic Steel, Inc.                                            290,980    7,964,123
#*    OM Group, Inc.                                               1,035,713   35,214,242
#*    Penford Corp.                                                  256,129    3,483,354
      PH Glatfelter Co.                                            1,133,716   29,703,359
      PolyOne Corp.                                                  347,802   10,538,401
*     Resolute Forest Products, Inc.                                 270,636    4,327,470
#*    RTI International Metals, Inc.                                 982,778   33,316,174
#     Schnitzer Steel Industries, Inc. Class A                       512,012   14,868,828
#*    Stillwater Mining Co.                                        1,224,188   13,355,891
*     SunCoke Energy, Inc.                                           220,048    4,400,960
#     Synalloy Corp.                                                  40,252      647,655
#*    Texas Industries, Inc.                                          73,971    3,972,243
#     Tredegar Corp.                                               1,193,584   34,876,524
      Tronox, Ltd. Class A                                           219,449    5,067,077
#*    Universal Stainless & Alloy Products, Inc.                     128,910    4,166,371
      Vulcan International Corp.                                      11,100      357,975
#     Wausau Paper Corp.                                             369,974    4,328,696
*     Webco Industries, Inc.                                           9,290      966,160
#     Westlake Chemical Corp.                                        246,248   26,451,960
#*    Zoltek Cos., Inc.                                              834,866   13,942,262
                                                                             ------------
Total Materials                                                               600,018,091
                                                                             ------------
Other -- (0.0%)
(d)*  Allen Organ Co. Escrow Shares                                    4,900           --
(d)*  Big 4 Ranch, Inc                                                73,300           --
(d)*  Concord Camera Corp. Escrow Shares                              95,952           --
(d)*  CSF Holding, Inc. Litigation Rights                             40,500           --
(d)*  First Commerce Bancorp Escrow Shares                            70,003       79,104
(d)*  Gerber Scientific, Inc. Escrow Shares                          525,910           --
(d)*  Petrocorp, Inc. Escrow Shares                                  102,600        6,156
(d)*  Price Communications Liquidation Trust                       1,498,306           --
                                                                             ------------
Total Other                                                                        85,260
                                                                             ------------
Real Estate Investment Trusts -- (0.2%)
      Geo Group, Inc. (The)                                          472,956   16,681,158

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      SHARES       VALUE+
                                                                    ---------- --------------
Real Estate Investment Trusts -- (Continued)
#      Ryman Hospitality Properties                                     74,159 $    2,737,209
                                                                               --------------
Total Real Estate Investment Trusts                                                19,418,367
                                                                               --------------
Telecommunication Services -- (0.3%)
#*     Cincinnati Bell, Inc.                                           851,428      2,435,084
*      General Communication, Inc. Class A                              48,397        460,256
#*     Hawaiian Telcom Holdco, Inc.                                      7,470        198,553
       IDT Corp. Class B                                                19,306        422,608
#*     Iridium Communications, Inc.                                  1,223,081      7,375,178
#*     Leap Wireless International, Inc.                               978,534     15,754,397
#*     NII Holdings, Inc.                                              272,063        935,897
#*     ORBCOMM, Inc.                                                 1,072,816      6,469,081
#      PTGi Holding, Inc.                                               10,700         37,664
       Shenandoah Telecommunications Co.                                    67          1,858
*      Straight Path Communications, Inc. Class B                        9,653         52,705
       USA Mobility, Inc.                                               85,191      1,271,050
                                                                               --------------
Total Telecommunication Services                                                   35,414,331
                                                                               --------------
Utilities -- (0.1%)
#      Atlantic Power Corp.                                             35,369        158,807
#      Consolidated Water Co., Ltd.                                     95,254      1,432,620
*      Dynegy, Inc.                                                     47,829        929,318
#*     Genie Energy, Ltd. Class B                                       31,652        326,965
#      Ormat Technologies, Inc.                                        176,344      4,597,288
#      SJW Corp.                                                        16,389        462,661
#*     Synthesis Energy Systems, Inc.                                    1,263            836
                                                                               --------------
Total Utilities                                                                     7,908,495
                                                                               --------------
TOTAL COMMON STOCKS                                                             9,470,176,125
                                                                               --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(d)    Enron TOPRS 8.125PCT Escrow Shares                               34,332             --
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
(d)#*  Caesars Entertainment Corp. Rights 11/02/13                      13,866         31,753
(d)*   Capital Bank Corp. Contingent Value Rights                       45,703             --
(d)*   CVR Energy, Inc. Contingent Value Rights                      1,072,209             --
(d)#*  LGL Group Inc (The) Warrants 08/06/18                            42,010          4,201
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                  40,955             --
(d)#*  PhotoMedex, Inc. Contingent Value Warrants 12/13/14              10,016             --
(d)*   U.S. Concrete, Inc. Warrants Class A 08/31/17                    24,689         98,756
(d)*   U.S. Concrete, Inc. Warrants Class B 08/31/17                    24,689         87,646
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                 222,356
                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
       State Street Institutional Liquid Reserves, 0.073%           58,723,771     58,723,771
                                                                               --------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- ---------------
SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@ DFA Short Term Investment Fund                  130,380,635 $ 1,508,503,951
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $8,164,435,164)              $11,037,626,203
                                                                 ===============

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (13.2%)
*   1-800-Flowers.com, Inc. Class A                               25,370 $   137,759
    Aaron's, Inc.                                                 70,810   2,008,880
#   Abercrombie & Fitch Co. Class A                               70,622   2,646,913
    Advance Auto Parts, Inc.                                      22,500   2,231,550
#*  Aeropostale, Inc.                                             58,751     545,797
*   AFC Enterprises, Inc.                                         10,989     489,890
#   AH Belo Corp. Class A                                         15,518     124,765
    Allison Transmission Holdings, Inc.                           30,931     753,170
*   Amazon.com, Inc.                                              86,377  31,443,819
#   Ambassadors Group, Inc.                                        8,122      29,970
*   AMC Networks, Inc. Class A                                    48,232   3,380,581
    Amcon Distributing Co.                                           247      19,883
*   America's Car-Mart, Inc.                                       8,261     377,858
#*  American Apparel, Inc.                                           769       1,030
*   American Axle & Manufacturing Holdings, Inc.                  37,113     690,673
    American Eagle Outfitters, Inc.                              137,716   2,133,221
#*  American Public Education, Inc.                               13,581     543,647
*   ANN, Inc.                                                     36,380   1,286,397
*   Apollo Group, Inc. Class A                                    83,852   2,238,010
    Arctic Cat, Inc.                                              10,376     543,702
    Ark Restaurants Corp.                                          2,510      53,212
*   Asbury Automotive Group, Inc.                                 24,619   1,182,943
*   Ascena Retail Group, Inc.                                    155,500   3,077,345
#*  Ascent Capital Group, Inc. Class A                            12,507   1,055,841
#   Autoliv, Inc.                                                 70,471   6,288,127
*   AutoNation, Inc.                                              46,142   2,225,429
*   AutoZone, Inc.                                                10,967   4,767,245
*   Ballantyne Strong, Inc.                                       10,077      50,284
#*  Bally Technologies, Inc.                                      27,844   2,036,510
#*  Barnes & Noble, Inc.                                          56,152     793,428
    Bassett Furniture Industries, Inc.                             7,766     108,724
    Beasley Broadcasting Group, Inc. Class A                       3,374      29,253
*   Beazer Homes USA, Inc.                                        11,219     203,849
#   bebe stores, Inc.                                             77,214     465,600
*   Bed Bath & Beyond, Inc.                                       60,100   4,646,932
    Belo Corp. Class A                                            86,951   1,193,837
    Best Buy Co., Inc.                                           199,785   8,550,798
    Big 5 Sporting Goods Corp.                                    22,121     418,308
*   Big Lots, Inc.                                                45,775   1,664,379
*   Biglari Holdings, Inc.                                         1,548     674,959
#*  BJ's Restaurants, Inc.                                        25,871     700,069
*   Blue Nile, Inc.                                                5,210     213,975
#   Blyth, Inc.                                                   11,136     153,788
    Bob Evans Farms, Inc.                                         25,541   1,458,136
*   Body Central Corp.                                             9,690      54,264
#   Bon-Ton Stores, Inc. (The)                                    13,310     152,399
#*  Books-A-Million, Inc.                                          9,373      23,526
    BorgWarner, Inc.                                              45,649   4,707,781
    Bowl America, Inc. Class A                                     1,576      22,655
*   Boyd Gaming Corp.                                             47,548     502,107
*   Bravo Brio Restaurant Group, Inc.                             14,723     219,814

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  Bridgepoint Education, Inc.                                   40,071 $   785,392
#   Brinker International, Inc.                                   46,426   2,062,243
    Brown Shoe Co., Inc.                                          43,207     969,565
    Brunswick Corp.                                               36,193   1,633,390
#   Buckle, Inc. (The)                                            23,083   1,129,682
#*  Buffalo Wild Wings, Inc.                                      14,655   2,089,510
*   Build-A-Bear Workshop, Inc.                                   13,537     106,401
#*  Cabela's, Inc.                                                51,832   3,074,674
#   Cablevision Systems Corp. Class A                            169,427   2,634,590
*   Cache, Inc.                                                   12,441      75,019
#*  Caesars Entertainment Corp.                                   63,258   1,101,954
#   Callaway Golf Co.                                             63,938     538,997
*   Cambium Learning Group, Inc.                                  45,231      66,037
    Canterbury Park Holding Corp.                                  2,402      27,167
*   Capella Education Co.                                          9,952     606,276
*   Career Education Corp.                                        66,635     365,160
*   CarMax, Inc.                                                  73,258   3,442,393
*   Carmike Cinemas, Inc.                                         17,768     406,710
    Carnival Corp.                                               139,507   4,833,918
    Carriage Services, Inc.                                       12,876     258,679
*   Carrols Restaurant Group, Inc.                                20,551     119,196
#   Carter's, Inc.                                                46,502   3,215,613
#   Cato Corp. (The) Class A                                      27,100     812,187
#*  Cavco Industries, Inc.                                         6,593     386,152
    CBS Corp. Class A                                              9,684     572,421
    CBS Corp. Class B                                            161,638   9,559,271
    CEC Entertainment, Inc.                                       13,945     646,351
#*  Central European Media Enterprises, Ltd. Class A              30,475      93,558
#*  Charles & Colvard, Ltd.                                       13,875      73,676
*   Charter Communications, Inc. Class A                          27,559   3,699,520
#   Cheesecake Factory, Inc. (The)                                42,117   1,990,028
    Cherokee, Inc.                                                 2,552      35,013
    Chico's FAS, Inc.                                            116,076   1,990,703
*   Children's Place Retail Stores, Inc. (The)                    22,532   1,230,022
*   Chipotle Mexican Grill, Inc.                                  10,500   5,533,185
#   Choice Hotels International, Inc.                             45,307   2,110,853
*   Christopher & Banks Corp.                                     19,052     109,930
    Churchill Downs, Inc.                                         17,180   1,475,934
    Cinemark Holdings, Inc.                                       88,435   2,901,552
*   Citi Trends, Inc.                                             14,593     214,225
*   Clear Channel Outdoor Holdings, Inc. Class A                  30,501     259,258
    Coach, Inc.                                                   77,270   3,916,044
*   Coast Distribution System (The)                                  890       3,066
*   Cobra Electronics Corp.                                        4,559      13,267
#*  Coldwater Creek, Inc.                                          1,758       1,758
#   Collectors Universe                                            3,602      59,973
    Columbia Sportswear Co.                                       30,427   2,034,653
    Comcast Corp. Class A                                        725,325  34,510,963
    Comcast Corp. Special Class A                                168,043   7,780,391
#*  Conn's, Inc.                                                  28,786   1,739,826
#   Cooper Tire & Rubber Co.                                      56,307   1,464,545
    Core-Mark Holding Co., Inc.                                   11,301     799,320

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#*  Corinthian Colleges, Inc.                                     82,909 $  177,425
    Cracker Barrel Old Country Store, Inc.                        18,384  2,019,850
*   Crocs, Inc.                                                   74,760    910,577
*   Crown Media Holdings, Inc. Class A                            16,884     56,055
    CSS Industries, Inc.                                           2,658     68,816
#   CST Brands, Inc.                                              35,409  1,141,586
    CTC Media, Inc.                                              130,454  1,648,939
    Culp, Inc.                                                    10,140    196,209
#*  Cumulus Media, Inc. Class A                                   18,186    108,752
    Dana Holding Corp.                                           132,430  2,595,628
    Darden Restaurants, Inc.                                      60,124  3,098,190
#*  Deckers Outdoor Corp.                                         26,488  1,823,169
#*  dELiA*s, Inc.                                                  2,914      4,021
    Delphi Automotive P.L.C.                                      64,341  3,680,305
*   Delta Apparel, Inc.                                            6,441    121,735
    Destination Maternity Corp.                                   10,540    329,270
*   Destination XL Group, Inc.                                    49,298    342,621
#   DeVry, Inc.                                                   60,546  2,173,601
*   DGSE Cos., Inc.                                                3,733      9,332
    Dick's Sporting Goods, Inc.                                   30,904  1,644,402
*   Digital Generation, Inc.                                      26,827    339,362
    Dillard's, Inc. Class A                                       41,848  3,430,699
    DineEquity, Inc.                                              18,961  1,556,129
*   DIRECTV                                                      130,949  8,183,003
#*  Discovery Communications, Inc. Class A                        34,988  3,111,133
*   Discovery Communications, Inc. Class B                         1,400    123,690
*   Discovery Communications, Inc. Class C                        22,092  1,827,229
    DISH Network Corp. Class A                                    51,822  2,497,820
*   Dixie Group, Inc. (The)                                        3,689     46,481
*   Dollar General Corp.                                          66,655  3,851,326
*   Dollar Tree, Inc.                                             74,410  4,345,544
    Domino's Pizza, Inc.                                          44,206  2,964,454
    Dorman Products, Inc.                                         28,803  1,400,114
    Dover Downs Gaming & Entertainment, Inc.                       8,520     12,865
    Dover Motorsports, Inc.                                        3,182      7,510
    DR Horton, Inc.                                              219,609  4,161,591
#*  DreamWorks Animation SKG, Inc. Class A                        75,602  2,588,612
    Drew Industries, Inc.                                         18,796    944,687
    DSW, Inc. Class A                                             29,224  2,562,068
#   Dunkin' Brands Group, Inc.                                    76,517  3,648,331
#*  Education Management Corp.                                    52,147    797,849
#   Educational Development Corp.                                  1,932      5,526
    Einstein Noah Restaurant Group, Inc.                          11,040    196,954
*   Emerson Radio Corp.                                           14,810     28,287
#*  Entercom Communications Corp. Class A                         23,008    201,780
    Entravision Communications Corp. Class A                      33,098    223,081
    Escalade, Inc.                                                 5,323     46,949
#   Ethan Allen Interiors, Inc.                                   20,924    557,415
*   Ever-Glory International Group, Inc.                           1,700      7,310
*   EW Scripps Co. Class A                                        41,271    817,991
#   Expedia, Inc.                                                 69,202  4,074,614
*   Express, Inc.                                                 67,193  1,559,550

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  FAB Universal Corp.                                           12,591 $    78,946
    Family Dollar Stores, Inc.                                    38,570   2,656,702
#*  Famous Dave's Of America, Inc.                                 3,905      70,485
*   Federal-Mogul Corp.                                           66,167   1,355,762
*   Fiesta Restaurant Group, Inc.                                 15,027     636,995
*   Fifth & Pacific Cos., Inc.                                    97,440   2,581,186
    Finish Line, Inc. (The) Class A                               48,592   1,216,744
*   Flanigan's Enterprises, Inc.                                     300       3,324
    Flexsteel Industries, Inc.                                     3,267      89,712
    Foot Locker, Inc.                                            147,487   5,117,799
    Ford Motor Co.                                               858,980  14,697,148
*   Fossil Group, Inc.                                            21,765   2,762,849
#   Fred's, Inc. Class A                                          30,384     492,221
    Frisch's Restaurants, Inc.                                     2,853      68,672
*   Fuel Systems Solutions, Inc.                                  18,605     334,146
#*  Full House Resorts, Inc.                                       8,200      22,550
#*  G-III Apparel Group, Ltd.                                     18,232   1,034,119
*   Gaiam, Inc. Class A                                            8,701      54,555
#   GameStop Corp. Class A                                       108,286   5,936,239
#   Gaming Partners International Corp.                            4,515      37,474
    Gannett Co., Inc.                                            207,876   5,751,929
    Gap, Inc. (The)                                              163,399   6,044,129
#   Garmin, Ltd.                                                 129,864   6,071,142
*   Geeknet, Inc.                                                  3,235      62,047
*   General Motors Co.                                           257,047   9,497,887
#*  Genesco, Inc.                                                 24,581   1,674,212
    Gentex Corp.                                                  99,909   2,941,321
#*  Gentherm, Inc.                                                26,524     619,335
#   Genuine Parts Co.                                             43,317   3,414,679
    GNC Holdings, Inc. Class A                                    73,816   4,341,857
    Goodyear Tire & Rubber Co. (The)                             176,393   3,700,725
    Gordmans Stores, Inc.                                          9,185      90,931
#*  Grand Canyon Education, Inc.                                  31,853   1,505,691
*   Gray Television, Inc.                                         51,027     431,178
*   Gray Television, Inc. Class A                                    600       4,632
#   Group 1 Automotive, Inc.                                      23,949   1,532,736
#*  Groupon, Inc.                                                459,287   4,193,290
#   Guess?, Inc.                                                  78,673   2,458,531
    H&R Block, Inc.                                               81,113   2,306,854
*   Hallwood Group, Inc. (The)                                       252       2,408
*   Hampshire Group, Ltd.                                            689       2,649
    Hanesbrands, Inc.                                             68,346   4,655,730
    Harley-Davidson, Inc.                                         69,090   4,424,524
    Harman International Industries, Inc.                         61,831   5,009,548
    Harte-Hanks, Inc.                                             57,135     455,366
#   Hasbro, Inc.                                                  35,197   1,817,925
    Hastings Entertainment, Inc.                                   1,400       2,884
    Haverty Furniture Cos., Inc.                                  19,358     538,346
    Haverty Furniture Cos., Inc. Class A                           1,608      45,024
*   Helen of Troy, Ltd.                                           31,522   1,472,708
#*  hhgregg, Inc.                                                 27,171     421,422
#*  Hibbett Sports, Inc.                                          13,030     760,040

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Hillenbrand, Inc.                                             49,335 $ 1,392,234
*   Hollywood Media Corp.                                          3,425       6,405
    Home Depot, Inc. (The)                                       350,095  27,268,900
#*  HomeAway, Inc.                                                58,166   1,724,622
    Hooker Furniture Corp.                                         8,949     141,394
    HSN, Inc.                                                     37,382   1,958,817
*   Hyatt Hotels Corp. Class A                                    32,938   1,567,849
#*  Iconix Brand Group, Inc.                                      60,513   2,183,914
    International Game Technology                                207,451   3,900,079
    International Speedway Corp. Class A                          25,489     833,745
    Interpublic Group of Cos., Inc. (The)                        228,833   3,844,394
    Interval Leisure Group, Inc.                                  42,832   1,039,533
#*  iRobot Corp.                                                  22,770     771,220
*   Isle of Capri Casinos, Inc.                                   33,243     269,601
#*  ITT Educational Services, Inc.                                 8,984     360,438
*   Jack in the Box, Inc.                                         34,353   1,397,480
#   JAKKS Pacific, Inc.                                           12,915      83,173
*   Jarden Corp.                                                  49,450   2,737,552
#*  JC Penney Co., Inc.                                          124,572     934,290
#   John Wiley & Sons, Inc. Class A                               46,295   2,328,176
    John Wiley & Sons, Inc. Class B                                4,638     233,315
    Johnson Controls, Inc.                                       217,303  10,028,533
    Johnson Outdoors, Inc. Class A                                 8,183     224,460
    Jones Group, Inc. (The)                                       73,015   1,134,653
#*  Jos A Bank Clothiers, Inc.                                    26,177   1,255,972
*   Journal Communications, Inc. Class A                          42,942     358,566
*   K12, Inc.                                                     29,920     546,938
#   KB Home                                                       62,897   1,067,362
*   Kid Brands, Inc.                                              17,697      24,687
*   Kirkland's, Inc.                                              14,248     252,902
#   Kohl's Corp.                                                 162,016   9,202,509
*   Kona Grill, Inc.                                               4,321      59,327
    Koss Corp.                                                     1,533       7,665
#*  Krispy Kreme Doughnuts, Inc.                                  50,457   1,224,087
    L Brands, Inc.                                               126,640   7,928,930
    La-Z-Boy, Inc.                                                47,258   1,090,715
*   Lakeland Industries, Inc.                                      3,968      21,546
*   Lamar Advertising Co. Class A                                 59,605   2,724,545
    Las Vegas Sands Corp.                                         81,936   5,753,546
*   Lazare Kaplan International, Inc.                              1,600       2,704
#*  LeapFrog Enterprises, Inc.                                    38,081     325,973
    Lear Corp.                                                    63,940   4,948,317
#*  Learning Tree International, Inc.                              6,151      17,653
#*  Lee Enterprises, Inc.                                         20,446      56,226
#   Leggett & Platt, Inc.                                         99,483   2,958,624
#   Lennar Corp. Class A                                         110,902   3,942,566
    Lennar Corp. Class B                                          17,482     515,195
*   Libbey, Inc.                                                  12,000     256,200
*   Liberty Global P.L.C. Class A                                 51,144   4,008,155
*   Liberty Global P.L.C. Class B                                    488      38,328
*   Liberty Global P.L.C. Series C                                40,711   3,047,625
*   Liberty Interactive Corp. Class A                            359,636   9,695,787

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty Interactive Corp. Class B                              6,948 $   187,457
*   Liberty Media Corp. Class A                                   82,494  12,614,158
*   Liberty Media Corp. Class B                                    2,392     360,642
*   Liberty Ventures Series A                                     18,793   2,017,804
*   Liberty Ventures Series B                                        347      37,438
#*  Life Time Fitness, Inc.                                       42,597   1,934,756
    Lifetime Brands, Inc.                                          8,749     137,009
*   LIN Media LLC Class A                                         26,577     652,997
    Lincoln Educational Services Corp.                            13,802      65,974
#*  Lions Gate Entertainment Corp.                                53,677   1,856,151
    Lithia Motors, Inc. Class A                                   18,568   1,166,999
*   Live Nation Entertainment, Inc.                              193,895   3,769,319
*   LKQ Corp.                                                    152,344   5,031,922
    Loral Space & Communications, Inc.                            14,301   1,020,662
    Lowe's Cos., Inc.                                            296,705  14,769,975
*   Luby's, Inc.                                                  19,164     146,796
#*  Lululemon Athletica, Inc.                                     34,553   2,385,885
#*  Lumber Liquidators Holdings, Inc.                             17,293   1,974,688
#*  M/I Homes, Inc.                                               18,767     384,160
    Mac-Gray Corp.                                                10,726     226,104
    Macy's, Inc.                                                 207,226   9,555,191
*   Madison Square Garden Co. (The) Class A                       62,809   3,801,201
    Marcus Corp.                                                  15,379     220,842
    Marine Products Corp.                                         20,779     194,699
*   MarineMax, Inc.                                               21,536     317,225
    Marriott International, Inc. Class A                          95,503   4,305,275
*   Marriott Vacations Worldwide Corp.                             6,298     315,404
*   Martha Stewart Living Omnimedia Class A                       30,526      78,147
    Mattel, Inc.                                                 102,700   4,556,799
    Matthews International Corp. Class A                          25,846   1,049,348
#*  McClatchy Co. (The) Class A                                   50,664     142,872
    McDonald's Corp.                                             237,696  22,942,418
#   MDC Holdings, Inc.                                            44,183   1,289,702
#*  Media General, Inc. Class A                                   15,715     229,125
    Men's Wearhouse, Inc. (The)                                   47,117   1,993,049
#   Meredith Corp.                                                31,655   1,623,901
*   Meritage Homes Corp.                                          33,512   1,521,110
*   MGM Resorts International                                    356,931   6,795,966
*   Michael Kors Holdings, Ltd.                                   62,180   4,784,751
*   Modine Manufacturing Co.                                      43,466     578,967
*   Mohawk Industries, Inc.                                       53,993   7,149,753
*   Monarch Casino & Resort, Inc.                                 14,955     252,889
#   Monro Muffler Brake, Inc.                                     24,520   1,127,920
#   Morningstar, Inc.                                             36,540   2,933,797
*   Motorcar Parts of America, Inc.                               12,654     173,107
    Movado Group, Inc.                                            16,841     785,296
*   MTR Gaming Group, Inc.                                        15,484      80,517
*   Multimedia Games Holding Co., Inc.                             8,600     279,586
*   Murphy USA, Inc.                                              33,167   1,345,917
    NACCO Industries, Inc. Class A                                 6,164     351,163
#*  Nathan's Famous, Inc.                                          2,974     152,626
    National CineMedia, Inc.                                      45,562     798,246

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CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  Nautilus, Inc.                                                24,139 $   192,146
*   Netflix, Inc.                                                 17,337   5,590,836
#*  Nevada Gold & Casinos, Inc.                                      700         735
*   New York & Co., Inc.                                          53,002     271,370
#   New York Times Co. (The) Class A                             116,748   1,614,625
#   Newell Rubbermaid, Inc.                                       89,728   2,658,641
*   News Corp. Class A                                           112,735   1,984,136
*   News Corp. Class B                                            33,001     591,708
#   Nexstar Broadcasting Group, Inc. Class A                      17,890     794,137
    NIKE, Inc. Class B                                           166,431  12,608,813
*   Nobility Homes, Inc.                                           1,105      10,221
#   Nordstrom, Inc.                                               57,405   3,471,280
#   Nutrisystem, Inc.                                             17,391     326,951
*   NVR, Inc.                                                      3,022   2,772,141
*   O'Reilly Automotive, Inc.                                     44,614   5,523,659
*   Office Depot, Inc.                                           258,089   1,442,718
    OfficeMax, Inc.                                               75,373   1,129,088
    Omnicom Group, Inc.                                           52,804   3,596,480
*   Orbitz Worldwide, Inc.                                        53,526     494,580
*   Orient-Express Hotels, Ltd. Class A                           83,221   1,107,672
#*  Outerwall, Inc.                                               20,260   1,316,495
*   Overstock.com, Inc.                                            7,087     166,048
    Oxford Industries, Inc.                                       13,031     935,235
*   P&F Industries, Inc. Class A                                     504       3,891
*   Pacific Sunwear of California, Inc.                           44,547     119,831
#*  Panera Bread Co. Class A                                      13,125   2,072,700
    Papa John's International, Inc.                               14,777   1,118,176
*   Penn National Gaming, Inc.                                    76,114   4,453,430
    Penske Automotive Group, Inc.                                 89,566   3,548,605
*   Pep Boys-Manny Moe & Jack (The)                               47,946     620,421
*   Perfumania Holdings, Inc.                                      2,203      10,244
    Perry Ellis International, Inc.                               13,637     259,239
#   PetMed Express, Inc.                                          14,214     210,936
#   PetSmart, Inc.                                                30,672   2,231,695
    Pier 1 Imports, Inc.                                          82,564   1,723,936
*   Pinnacle Entertainment, Inc.                                  36,695     858,663
#   Polaris Industries, Inc.                                      21,538   2,820,401
    Pool Corp.                                                    26,379   1,434,490
#*  Premier Exhibitions, Inc.                                      8,500      11,390
*   priceline.com, Inc.                                           12,061  12,710,244
    PulteGroup, Inc.                                             285,154   5,032,968
    PVH Corp.                                                     60,677   7,558,534
*   QEP Co., Inc.                                                    352       6,952
#*  Quiksilver, Inc.                                             164,480   1,368,474
#*  Radio One, Inc. Class D                                       16,485      49,455
#*  RadioShack Corp.                                              72,896     204,838
    Ralph Lauren Corp.                                            12,909   2,138,247
*   Reading International, Inc. Class A                            5,859      38,787
*   Red Lion Hotels Corp.                                         13,744      82,739
*   Red Robin Gourmet Burgers, Inc.                               12,370     942,347
#   Regal Entertainment Group Class A                            103,841   1,974,017
#   Regis Corp.                                                   51,358     744,691

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
    Rent-A-Center, Inc.                                             52,497 $ 1,797,497
#*  Rentrak Corp.                                                    4,450     166,830
    RG Barry Corp.                                                   7,819     149,187
*   Rick's Cabaret International, Inc.                               7,842      88,536
    Rocky Brands, Inc.                                               5,087      77,119
    Ross Stores, Inc.                                               87,976   6,804,944
    Royal Caribbean Cruises, Ltd.                                  174,781   7,347,793
*   Ruby Tuesday, Inc.                                              54,383     322,491
    Ruth's Hospitality Group, Inc.                                  27,546     335,786
#   Ryland Group, Inc. (The)                                        33,627   1,351,805
    Saga Communications, Inc. Class A                                1,544      73,510
*   Saks, Inc.                                                     135,022   2,159,002
    Salem Communications Corp. Class A                              12,181     100,615
#*  Sally Beauty Holdings, Inc.                                    107,775   2,836,638
#   Scholastic Corp.                                                19,372     555,783
*   Scientific Games Corp. Class A                                  76,458   1,397,652
    Scripps Networks Interactive, Inc. Class A                      33,828   2,723,154
#*  Sears Holdings Corp.                                            74,551   4,329,922
#*  Select Comfort Corp.                                            26,630     487,862
    Service Corp. International/US                                 210,411   3,789,502
*   SHFL Entertainment, Inc.                                        40,592     940,923
    Shiloh Industries, Inc.                                         13,338     219,010
    Shoe Carnival, Inc.                                             19,622     509,976
*   Shutterfly, Inc.                                                30,034   1,475,871
#   Signet Jewelers, Ltd.                                           66,470   4,962,650
#   Sinclair Broadcast Group, Inc. Class A                          54,966   1,762,210
#   Sirius XM Radio, Inc.                                        1,257,082   4,739,199
    Six Flags Entertainment Corp.                                   63,935   2,404,595
*   Skechers U.S.A., Inc. Class A                                   36,498   1,063,552
*   Skullcandy, Inc.                                                 5,718      35,909
*   Skyline Corp.                                                    4,311      18,839
#*  Smith & Wesson Holding Corp.                                     8,213      88,536
#   Sonic Automotive, Inc. Class A                                  39,820     887,190
*   Sonic Corp.                                                     26,707     515,445
#   Sotheby's                                                       47,094   2,444,179
*   Spanish Broadcasting System, Inc. Class A                        1,868       7,397
    Spartan Motors, Inc.                                            26,134     177,450
*   Spectrum Group International, Inc.                                 385         685
    Speedway Motorsports, Inc.                                      31,204     569,785
*   Sport Chalet, Inc. Class A                                       2,817       3,240
*   Sport Chalet, Inc. Class B                                         238         308
*   Spy, Inc.                                                          335         402
#   Stage Stores, Inc.                                              30,335     626,418
#   Standard Motor Products, Inc.                                   21,909     792,229
#*  Standard Pacific Corp.                                         175,204   1,389,368
*   Stanley Furniture Co., Inc.                                      8,749      34,034
#   Staples, Inc.                                                  486,673   7,845,169
    Starbucks Corp.                                                171,929  13,934,845
    Starwood Hotels & Resorts Worldwide, Inc.                       60,016   4,418,378
*   Starz - Liberty Capital Class A                                100,881   3,041,562
*   Starz - Liberty Capital Class B                                  2,392      72,286
    Stein Mart, Inc.                                                35,782     528,500

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CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
*   Steiner Leisure, Ltd.                                         13,694 $   767,138
*   Steven Madden, Ltd.                                           54,909   2,014,062
    Stewart Enterprises, Inc. Class A                             48,183     636,497
*   Stoneridge, Inc.                                              27,634     352,610
    Strattec Security Corp.                                        2,038      82,580
#   Strayer Education, Inc.                                        3,851     152,230
#   Sturm Ruger & Co., Inc.                                        9,700     634,477
    Superior Industries International, Inc.                       21,344     400,200
    Superior Uniform Group, Inc.                                   5,000      75,500
    Systemax, Inc.                                                27,440     260,680
#*  Tandy Leather Factory, Inc.                                    1,146       9,512
    Target Corp.                                                 133,365   8,640,718
#*  Tempur-Pedic International, Inc.                              24,206     928,300
*   Tenneco, Inc.                                                 26,950   1,430,236
#*  Tesla Motors, Inc.                                            77,284  12,360,803
    Texas Roadhouse, Inc.                                         55,204   1,513,694
#   Thor Industries, Inc.                                         42,199   2,447,964
    Tiffany & Co.                                                 38,123   3,018,198
    Time Warner Cable, Inc.                                       96,502  11,594,715
    Time Warner, Inc.                                            312,767  21,499,604
    TJX Cos., Inc.                                               167,300  10,170,167
#*  Toll Brothers, Inc.                                          127,325   4,186,446
*   Tower International, Inc.                                      1,990      42,228
    Town Sports International Holdings, Inc.                      14,859     191,978
    Tractor Supply Co.                                            70,004   4,994,785
    Trans World Entertainment Corp.                                  200         866
*   Trinity Place Holdings, Inc.                                     892       4,505
#*  TripAdvisor, Inc.                                             38,809   3,209,892
*   TRW Automotive Holdings Corp.                                 86,222   6,476,134
*   Tuesday Morning Corp.                                         27,700     391,955
#   Tupperware Brands Corp.                                       32,867   2,946,527
    Twenty-First Century Fox, Inc. Class A                       450,943  15,368,137
    Twenty-First Century Fox, Inc. Class B                       229,192   7,792,528
*   Ulta Salon Cosmetics & Fragrance, Inc.                        21,433   2,761,642
#*  Under Armour, Inc. Class A                                    30,080   2,440,992
*   Unifi, Inc.                                                   15,429     376,313
*   Universal Electronics, Inc.                                   12,210     475,091
    Universal Technical Institute, Inc.                           16,908     224,707
#*  UQM Technologies, Inc.                                        12,948      20,069
*   Urban Outfitters, Inc.                                        77,100   2,920,548
*   US Auto Parts Network, Inc.                                   14,602      25,992
    Vail Resorts, Inc.                                            34,963   2,463,143
#   Valassis Communications, Inc.                                 33,693     921,840
#   Value Line, Inc.                                               2,920      27,244
*   Valuevision Media, Inc. Class A                               36,640     195,658
    VF Corp.                                                      26,502   5,697,930
    Viacom, Inc. Class A                                           7,238     604,735
    Viacom, Inc. Class B                                         104,556   8,708,469
*   Visteon Corp.                                                 47,524   3,663,625
*   Vitacost.com, Inc.                                             1,340      10,599
#*  Vitamin Shoppe, Inc.                                          19,561     917,607
*   VOXX International Corp.                                      20,275     314,465

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES      VALUE+
                                                                 ------- --------------
Consumer Discretionary -- (Continued)
    Walt Disney Co. (The)                                        447,208 $   30,673,997
    Washington Post Co. (The) Class B                              6,410      4,123,681
    Weight Watchers International, Inc.                           38,632      1,240,474
*   Wells-Gardner Electronics Corp.                                2,858          4,801
#   Wendy's Co. (The)                                            426,608      3,707,224
*   West Marine, Inc.                                             17,350        211,843
#*  Wet Seal, Inc. (The) Class A                                  78,804        260,841
    Weyco Group, Inc.                                              6,018        172,897
    Whirlpool Corp.                                               58,066      8,478,217
#   Williams-Sonoma, Inc.                                         74,226      3,892,411
#   Winmark Corp.                                                  2,250        164,722
*   Winnebago Industries, Inc.                                    19,097        566,417
#   Wolverine World Wide, Inc.                                    37,488      2,164,557
    World Wrestling Entertainment, Inc. Class A                   23,448        303,652
    Wyndham Worldwide Corp.                                       84,920      5,638,688
    Wynn Resorts, Ltd.                                            31,740      5,276,775
    Yum! Brands, Inc.                                            105,083      7,105,712
#*  Zagg, Inc.                                                    15,716         74,494
*   Zale Corp.                                                    30,200        472,026
#*  Zumiez, Inc.                                                  23,135        685,721
                                                                         --------------
Total Consumer Discretionary                                              1,096,759,629
                                                                         --------------
Consumer Staples -- (6.7%)
    Alico, Inc.                                                    5,837        233,247
*   Alliance One International, Inc.                              82,516        245,073
    Altria Group, Inc.                                           476,056     17,723,565
    Andersons, Inc. (The)                                         18,474      1,370,401
    Archer-Daniels-Midland Co.                                   226,909      9,280,578
    Arden Group, Inc. Class A                                        827        107,510
    Avon Products, Inc.                                          123,718      2,165,065
#   B&G Foods, Inc.                                               41,959      1,420,312
    Beam, Inc.                                                   120,568      8,114,226
#*  Boston Beer Co., Inc. (The) Class A                            1,694        388,925
*   Boulder Brands, Inc.                                          48,729        798,668
    Bridgford Foods Corp.                                          2,501         25,235
    Brown-Forman Corp. Class A                                    20,568      1,482,541
#   Brown-Forman Corp. Class B                                    47,020      3,431,520
    Bunge, Ltd.                                                  108,127      8,880,471
#   Cal-Maine Foods, Inc.                                         21,474      1,089,376
#   Calavo Growers, Inc.                                          10,601        314,744
#   Campbell Soup Co.                                             92,581      3,941,173
#   Casey's General Stores, Inc.                                  28,761      2,096,102
    CCA Industries, Inc.                                           3,400         10,506
*   Central Garden and Pet Co.                                    11,250         85,388
*   Central Garden and Pet Co. Class A                            28,522        209,922
#*  Chefs' Warehouse, Inc. (The)                                   3,005         72,000
*   Chiquita Brands International, Inc.                           39,234        406,072
    Church & Dwight Co., Inc.                                     39,802      2,593,100
#   Clorox Co. (The)                                              37,491      3,381,313
    Coca-Cola Bottling Co. Consolidated                            6,393        404,805
    Coca-Cola Co. (The)                                          932,501     36,899,065
    Coca-Cola Enterprises, Inc.                                  158,730      6,623,803

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
#   Coffee Holding Co., Inc.                                         300 $     1,602
    Colgate-Palmolive Co.                                        214,277  13,870,150
    ConAgra Foods, Inc.                                          230,572   7,334,495
*   Constellation Brands, Inc. Class A                           132,407   8,646,177
*   Constellation Brands, Inc. Class B                             3,160     202,572
    Costco Wholesale Corp.                                       107,184  12,647,712
*   Craft Brew Alliance, Inc.                                     12,601     204,388
#*  Crimson Wine Group, Ltd.                                      15,327     134,111
    CVS Caremark Corp.                                           419,936  26,145,215
*   Darling International, Inc.                                  116,122   2,702,159
*   Dean Foods Co.                                                86,737   1,691,372
#*  Diamond Foods, Inc.                                           12,571     306,858
#*  Dole Food Co., Inc.                                           77,091   1,044,583
    Dr Pepper Snapple Group, Inc.                                 95,427   4,518,468
#*  Elizabeth Arden, Inc.                                         22,020     796,904
    Energizer Holdings, Inc.                                      44,811   4,396,407
    Estee Lauder Cos., Inc. (The) Class A                         53,719   3,811,900
*   Farmer Bros Co.                                               11,742     212,061
    Flowers Foods, Inc.                                          163,819   4,151,173
    Fresh Del Monte Produce, Inc.                                 55,007   1,462,636
#*  Fresh Market, Inc. (The)                                      16,456     837,775
    General Mills, Inc.                                          149,520   7,538,798
    Golden Enterprises, Inc.                                       3,860      16,173
#*  Green Mountain Coffee Roasters, Inc.                          45,650   2,867,277
#   Griffin Land & Nurseries, Inc.                                 2,756      90,948
*   Hain Celestial Group, Inc. (The)                              34,631   2,882,338
#*  Harbinger Group, Inc.                                          3,819      41,589
    Harris Teeter Supermarkets, Inc.                              44,913   2,215,109
#   Herbalife, Ltd.                                               37,016   2,399,377
#   Hershey Co. (The)                                             31,118   3,088,150
    Hillshire Brands Co.                                          53,760   1,764,941
#   Hormel Foods Corp.                                            70,198   3,050,805
#*  IGI Laboratories, Inc.                                           921       2,017
    Ingles Markets, Inc. Class A                                  12,818     330,833
    Ingredion, Inc.                                               59,285   3,898,582
    Inter Parfums, Inc.                                           29,298   1,030,118
*   Inventure Foods, Inc.                                          1,478      16,642
#   J&J Snack Foods Corp.                                         14,145   1,210,388
    JM Smucker Co. (The)                                          78,326   8,710,634
    John B Sanfilippo & Son, Inc.                                  5,956     146,398
    Kellogg Co.                                                   52,533   3,322,712
    Kimberly-Clark Corp.                                          90,415   9,764,820
    Kraft Foods Group, Inc.                                      160,569   8,731,742
    Kroger Co. (The)                                             121,426   5,201,890
    Lancaster Colony Corp.                                        21,655   1,797,148
#   Lifeway Foods, Inc.                                            3,699      54,116
#   Limoneira Co.                                                    244       6,427
    Lorillard, Inc.                                               91,750   4,680,167
*   Mannatech, Inc.                                                  740      17,457
#   McCormick & Co., Inc.(579780107)                               3,498     238,109
#   McCormick & Co., Inc.(579780206)                              36,702   2,537,943
    Mead Johnson Nutrition Co.                                    57,916   4,729,421

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
#*  Medifast, Inc.                                                11,518 $   268,485
    MGP Ingredients, Inc.                                         10,602      56,085
#   Molson Coors Brewing Co. Class A                               1,162      64,020
    Molson Coors Brewing Co. Class B                             116,416   6,286,464
    Mondelez International, Inc. Class A                         575,836  19,371,123
*   Monster Beverage Corp.                                        68,582   3,924,948
    Nash Finch Co.                                                10,100     283,406
    National Beverage Corp.                                       20,329     372,224
*   Natural Alternatives International, Inc.                       2,740      16,741
#   Nature's Sunshine Products, Inc.                                 200       3,778
    Nu Skin Enterprises, Inc. Class A                             29,862   3,491,764
    Nutraceutical International Corp.                              8,476     203,848
    Oil-Dri Corp. of America                                       4,211     149,448
*   Omega Protein Corp.                                           16,210     151,726
#   Orchids Paper Products Co.                                     3,281     100,071
*   Pantry, Inc. (The)                                            18,588     248,893
    PepsiCo, Inc.                                                378,786  31,852,115
    Philip Morris International, Inc.                            379,444  33,816,049
*   Pilgrim's Pride Corp.                                        135,481   1,919,766
*   Post Holdings, Inc.                                           31,510   1,353,355
*   Prestige Brands Holdings, Inc.                                49,109   1,533,674
#   Pricesmart, Inc.                                              14,418   1,640,624
#*  Primo Water Corp.                                              5,500      13,695
    Procter & Gamble Co. (The)                                   620,688  50,120,556
#   Reliv International, Inc.                                      2,740       6,932
*   Revlon, Inc. Class A                                          28,767     683,216
    Reynolds American, Inc.                                       76,198   3,914,291
*   Rite Aid Corp.                                               722,959   3,853,371
    Rocky Mountain Chocolate Factory, Inc.                         3,966      50,289
    Safeway, Inc.                                                179,653   6,269,890
    Sanderson Farms, Inc.                                         23,163   1,464,133
    Seaboard Corp.                                                   540   1,474,200
*   Seneca Foods Corp. Class A                                     7,423     217,642
*   Seneca Foods Corp. Class B                                     1,493      44,044
#   Snyders-Lance, Inc.                                           67,580   2,026,724
    Spartan Stores, Inc.                                          18,534     436,105
    Spectrum Brands Holdings, Inc.                                49,030   3,232,058
#*  Susser Holdings Corp.                                         20,501   1,124,275
#   Sysco Corp.                                                  137,476   4,445,974
*   Tofutti Brands, Inc.                                             456       1,277
#   Tootsie Roll Industries, Inc.                                 25,061     801,952
*   TreeHouse Foods, Inc.                                         36,495   2,673,624
    Tyson Foods, Inc. Class A                                    210,250   5,817,617
*   United Natural Foods, Inc.                                    32,699   2,336,344
    United-Guardian, Inc.                                          1,741      43,891
#   Universal Corp.                                               19,514   1,034,827
#*  USANA Health Sciences, Inc.                                    9,599     654,940
#   Vector Group, Ltd.                                            58,663     948,581
    Village Super Market, Inc. Class A                             4,375     160,388
    Wal-Mart Stores, Inc.                                        421,387  32,341,452
    Walgreen Co.                                                 278,962  16,525,709
    WD-40 Co.                                                     11,680     846,683

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U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
    Weis Markets, Inc.                                            22,796 $  1,166,471
*   WhiteWave Foods Co. Class A                                   76,022    1,521,200
    Whole Foods Market, Inc.                                     110,858    6,998,466
                                                                         ------------
Total Consumer Staples                                                    551,655,917
                                                                         ------------
Energy -- (9.4%)
*   Abraxas Petroleum Corp.                                        3,201        9,251
    Adams Resources & Energy, Inc.                                 3,234      167,424
#   Alon USA Energy, Inc.                                         51,025      616,382
#*  Alpha Natural Resources, Inc.                                194,089    1,358,623
    Anadarko Petroleum Corp.                                     169,388   16,140,983
    Apache Corp.                                                 131,482   11,675,602
#*  Approach Resources, Inc.                                      32,109      903,868
#   Arch Coal, Inc.                                              182,324      773,054
*   Atwood Oceanics, Inc.                                         64,317    3,417,162
    Baker Hughes, Inc.                                           138,244    8,030,594
*   Barnwell Industries, Inc.                                      4,663       16,554
#*  Basic Energy Services, Inc.                                   36,773      539,460
    Berry Petroleum Co. Class A                                   43,064    2,056,306
#*  Bill Barrett Corp.                                            39,573    1,094,985
#*  BioFuel Energy Corp.                                             530        1,823
    Bolt Technology Corp.                                          7,091      126,858
#*  Bonanza Creek Energy, Inc.                                    37,506    1,895,553
#*  BPZ Resources, Inc.                                           97,710      196,397
    Bristow Group, Inc.                                           33,119    2,665,086
#*  C&J Energy Services, Inc.                                     48,187    1,110,228
    Cabot Oil & Gas Corp.                                        188,708    6,665,167
#*  Cal Dive International, Inc.                                  72,892      143,597
*   Callon Petroleum Co.                                          36,062      246,303
*   Cameron International Corp.                                   55,947    3,069,252
#   CARBO Ceramics, Inc.                                          12,827    1,607,736
#*  Carrizo Oil & Gas, Inc.                                       39,515    1,732,338
*   Cheniere Energy, Inc.                                        139,133    5,537,493
#   Chesapeake Energy Corp.                                      464,456   12,986,190
    Chevron Corp.                                                671,031   80,496,879
    Cimarex Energy Co.                                            64,458    6,790,650
*   Clayton Williams Energy, Inc.                                  9,385      730,435
#*  Clean Energy Fuels Corp.                                      54,100      616,199
*   Cloud Peak Energy, Inc.                                       51,882      809,878
*   Cobalt International Energy, Inc.                            123,680    2,870,613
#   Comstock Resources, Inc.                                      44,876      767,828
*   Concho Resources, Inc.                                        71,512    7,909,942
    ConocoPhillips                                               409,670   30,028,811
    CONSOL Energy, Inc.                                          164,928    6,019,872
    Contango Oil & Gas Co.                                        15,327      656,780
#*  Continental Resources, Inc.                                   14,629    1,666,243
    Core Laboratories NV                                          13,218    2,474,674
    Crosstex Energy, Inc.                                         37,902    1,163,212
*   Dawson Geophysical Co.                                         8,468      247,604
    Delek US Holdings, Inc.                                       54,557    1,393,931
*   Denbury Resources, Inc.                                      277,808    5,275,574
    Devon Energy Corp.                                           135,984    8,596,908

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Energy -- (Continued)
    DHT Holdings, Inc.                                               4,917 $     25,224
#   Diamond Offshore Drilling, Inc.                                 74,831    4,634,284
*   Double Eagle Petroleum Co.                                       6,980       19,404
*   Dresser-Rand Group, Inc.                                        60,567    3,680,657
*   Dril-Quip, Inc.                                                 32,284    3,790,787
*   Emerald Oil, Inc.                                               45,336      394,423
#*  Endeavour International Corp.                                   30,906      183,582
    Energen Corp.                                                   54,960    4,304,467
#   Energy XXI Bermuda, Ltd.                                        70,568    2,050,706
*   ENGlobal Corp.                                                  13,200       14,520
    EOG Resources, Inc.                                             87,256   15,566,470
*   EPL Oil & Gas, Inc.                                             41,087    1,309,854
    EQT Corp.                                                       47,997    4,109,023
*   Era Group, Inc.                                                 19,323      610,607
*   Evolution Petroleum Corp.                                        7,409       89,353
*   Exterran Holdings, Inc.                                         59,646    1,702,893
    Exxon Mobil Corp.                                            1,499,029  134,342,979
#*  FieldPoint Petroleum Corp.                                       4,233       20,318
*   FMC Technologies, Inc.                                          67,645    3,419,455
#*  Forest Oil Corp.                                                21,506      101,938
#*  FX Energy, Inc.                                                 10,965       38,158
#*  Gastar Exploration, Ltd.                                        16,499       71,276
#*  Geospace Technologies Corp.                                      7,802      760,071
#*  Gevo, Inc.                                                       4,451        7,567
#*  Global Geophysical Services, Inc.                               30,846       73,722
#*  Goodrich Petroleum Corp.                                         6,972      163,075
#   Green Plains Renewable Energy, Inc.                             26,557      428,364
*   Gulf Coast Ultra Deep Royalty Trust                            122,555      296,583
    Gulf Island Fabrication, Inc.                                   12,190      307,432
    Gulfmark Offshore, Inc. Class A                                 27,308    1,359,392
*   Gulfport Energy Corp.                                           55,801    3,274,961
#*  Halcon Resources Corp.                                          63,794      330,453
    Halliburton Co.                                                212,387   11,262,883
#*  Harvest Natural Resources, Inc.                                 33,762      168,810
*   Helix Energy Solutions Group, Inc.                             103,822    2,456,429
    Helmerich & Payne, Inc.                                         77,368    5,999,888
*   Hercules Offshore, Inc.                                        135,628      922,270
    Hess Corp.                                                     108,993    8,850,232
*   HKN, Inc.                                                          239       17,806
    HollyFrontier Corp.                                            137,394    6,328,368
*   Hornbeck Offshore Services, Inc.                                31,447    1,738,076
*   Houston American Energy Corp.                                    5,544        1,441
#*  ION Geophysical Corp.                                          140,575      652,268
#*  James River Coal Co.                                            28,866       55,423
*   Key Energy Services, Inc.                                      128,668    1,006,184
    Kinder Morgan, Inc.                                            222,564    7,858,735
    Knightsbridge Tankers, Ltd.                                      4,516       37,212
#*  Kodiak Oil & Gas Corp.                                         202,829    2,630,692
*   Kosmos Energy, Ltd.                                            105,200    1,121,432
*   Laredo Petroleum Holdings, Inc.                                112,696    3,580,352
#*  Lone Pine Resources, Inc.                                       19,747          454
#*  Lucas Energy, Inc.                                              11,754       13,047

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
#*  Magnum Hunter Resources Corp.                                125,633 $   895,763
    Marathon Oil Corp.                                           250,189   8,821,664
    Marathon Petroleum Corp.                                     103,139   7,390,941
*   Matador Resources Co.                                         42,830     788,500
*   Matrix Service Co.                                            27,436     570,394
#*  McDermott International, Inc.                                205,264   1,451,216
*   Mexco Energy Corp.                                               684       4,494
#*  Miller Energy Resources, Inc.                                  1,630      11,019
*   Mitcham Industries, Inc.                                      11,460     190,694
    Murphy Oil Corp.                                             132,669   8,002,594
    Nabors Industries, Ltd.                                      288,266   5,038,890
    National Oilwell Varco, Inc.                                 134,414  10,911,729
*   Natural Gas Services Group, Inc.                               9,926     277,829
*   Newfield Exploration Co.                                     137,806   4,196,193
*   Newpark Resources, Inc.                                       88,348   1,126,437
    Noble Corp.                                                  205,127   7,733,288
    Noble Energy, Inc.                                           121,132   9,076,421
#   Nordic American Tankers, Ltd.                                 29,510     240,802
#*  Northern Oil and Gas, Inc.                                    54,349     892,954
#*  Nuverra Environmental Solutions, Inc.                        166,626     406,567
*   Oasis Petroleum, Inc.                                         74,262   3,954,452
    Occidental Petroleum Corp.                                   273,715  26,298,537
    Oceaneering International, Inc.                               51,872   4,454,767
*   Oil States International, Inc.                                48,831   5,304,512
*   Overseas Shipholding Group, Inc.                              19,258      66,440
    Panhandle Oil and Gas, Inc. Class A                            5,393     181,043
*   Parker Drilling Co.                                          118,668     854,410
#   Patterson-UTI Energy, Inc.                                   138,277   3,354,600
*   PDC Energy, Inc.                                              28,241   1,915,022
    Peabody Energy Corp.                                         171,228   3,335,521
*   Penn Virginia Corp.                                           63,562     540,913
*   PetroQuest Energy, Inc.                                       46,451     219,249
#*  PHI, Inc.(69336T106)                                           2,247      84,532
*   PHI, Inc.(69336T205)                                          10,430     415,323
    Phillips 66                                                  184,803  11,906,857
*   Pioneer Energy Services Corp.                                 54,296     456,086
    Pioneer Natural Resources Co.                                 72,692  14,885,868
*   PostRock Energy Corp.                                          1,437       2,098
*   Pyramid Oil Co.                                                2,104      11,151
    QEP Resources, Inc.                                          110,091   3,639,608
    Range Resources Corp.                                         50,056   3,789,740
*   Renewable Energy Group, Inc.                                   8,889      96,979
#   Rentech, Inc.                                                153,569     262,603
*   REX American Resources Corp.                                   7,500     216,300
#*  Rex Energy Corp.                                              48,446   1,041,589
*   RigNet, Inc.                                                   2,682      98,859
*   Rosetta Resources, Inc.                                       37,159   2,227,310
*   Rowan Cos. P.L.C. Class A                                    131,542   4,746,035
#*  Royale Energy, Inc.                                              400       1,076
#   RPC, Inc.                                                    112,941   2,071,338
*   Sanchez Energy Corp.                                           2,262      64,490
#*  SandRidge Energy, Inc.                                       493,021   3,125,753

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CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
    Schlumberger, Ltd.                                           299,627 $ 28,081,042
    Scorpio Tankers, Inc.                                          9,100      105,014
    SEACOR Holdings, Inc.                                         20,195    1,975,071
    SemGroup Corp. Class A                                        40,763    2,461,678
#   Ship Finance International, Ltd.                              74,592    1,234,498
    SM Energy Co.                                                 62,394    5,528,732
*   Southwestern Energy Co.                                      159,698    5,943,960
    Spectra Energy Corp.                                         166,192    5,911,449
*   Steel Excel, Inc.                                              6,102      169,331
*   Stone Energy Corp.                                            49,304    1,718,737
*   Superior Energy Services, Inc.                               170,693    4,579,693
#*  Swift Energy Co.                                              31,634      434,018
*   Synergy Resources Corp.                                       47,465      491,737
#   Targa Resources Corp.                                         15,423    1,196,208
#   Teekay Corp.                                                  67,941    2,950,678
*   Tesco Corp.                                                   31,341      538,438
    Tesoro Corp.                                                 101,223    4,948,792
*   TETRA Technologies, Inc.                                      80,375    1,042,464
    TGC Industries, Inc.                                          14,420      106,275
    Tidewater, Inc.                                               50,590    3,046,530
#   Transocean, Ltd.                                             112,505    5,295,610
*   Triangle Petroleum Corp.                                      64,837      685,327
#*  Ultra Petroleum Corp.                                        119,756    2,198,720
*   Unit Corp.                                                    47,631    2,448,710
#*  Uranium Energy Corp.                                          21,851       38,458
#*  Uranium Resources, Inc.                                          685        1,617
#*  USEC, Inc.                                                     2,738       22,068
*   Vaalco Energy, Inc.                                           50,169      264,391
    Valero Energy Corp.                                          308,688   12,708,685
#   W&T Offshore, Inc.                                            75,225    1,436,045
*   Warren Resources, Inc.                                        60,337      188,855
*   Weatherford International, Ltd.                              621,232   10,213,054
#   Western Refining, Inc.                                        75,948    2,450,842
#*  Westmoreland Coal Co.                                          3,276       46,552
*   Whiting Petroleum Corp.                                       88,411    5,913,812
*   Willbros Group, Inc.                                          48,083      469,290
    Williams Cos., Inc. (The)                                    151,641    5,415,100
#   World Fuel Services Corp.                                     69,160    2,638,454
#*  WPX Energy, Inc.                                             216,418    4,791,495
#*  Zion Oil & Gas, Inc.                                          16,343       26,803
                                                                         ------------
Total Energy                                                              782,853,985
                                                                         ------------
Financials -- (15.7%)
*   1st Constitution Bancorp                                       1,373       13,867
    1st Source Corp.                                              20,203      633,970
    1st United Bancorp Inc/Boca Raton                             22,508      171,961
    Access National Corp.                                          4,884       70,965
    ACE, Ltd.                                                    121,601   11,605,599
*   Affiliated Managers Group, Inc.                               21,536    4,252,068
    Aflac, Inc.                                                  156,999   10,201,795
*   Alexander & Baldwin, Inc.                                     42,697    1,579,789
*   Alleghany Corp.                                               12,172    4,934,772

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Alliance Bancorp, Inc. of Pennsylvania                           1,546 $    22,417
    Allied World Assurance Co. Holdings AG                          33,177   3,592,737
    Allstate Corp. (The)                                           165,705   8,792,307
*   Altisource Asset Management Corp.                                  909     581,469
*   Altisource Portfolio Solutions SA                                9,243   1,453,739
    Ameriana Bancorp                                                   456       6,174
*   American Capital, Ltd.                                         276,188   3,869,394
#   American Equity Investment Life Holding Co.                     55,867   1,164,268
    American Express Co.                                           241,143  19,725,497
    American Financial Group, Inc.                                  88,194   4,961,794
*   American Independence Corp.                                        371       4,111
    American International Group, Inc.                             492,240  25,424,196
#   American National Bankshares, Inc.                               3,768      86,438
    American National Insurance Co.                                 19,731   1,994,212
*   American River Bankshares                                        2,192      19,027
*   American Spectrum Realty, Inc.                                     642       1,316
    Ameriprise Financial, Inc.                                     129,219  12,991,678
*   Ameris Bancorp                                                  21,091     385,965
    AMERISAFE, Inc.                                                 17,730     682,605
    AmeriServ Financial, Inc.                                        8,436      26,489
#   Amtrust Financial Services, Inc.                                74,733   2,866,758
    Aon P.L.C.                                                      84,747   6,702,640
#*  Arch Capital Group, Ltd.                                        99,291   5,754,906
    Argo Group International Holdings, Ltd.                         26,125   1,096,727
#   Arrow Financial Corp.                                           10,415     268,811
    Arthur J Gallagher & Co.                                        68,818   3,265,414
    Aspen Insurance Holdings, Ltd.                                  63,063   2,460,088
#   Associated Banc-Corp.                                          167,338   2,720,916
    Assurant, Inc.                                                  74,901   4,380,210
    Assured Guaranty, Ltd.                                         181,465   3,720,032
    Asta Funding, Inc.                                               9,299      79,785
    Astoria Financial Corp.                                         96,520   1,275,029
    Atlantic American Corp.                                          2,737      11,085
*   Atlantic Coast Financial Corp.                                     945       3,686
#*  Atlanticus Holdings Corp.                                       14,132      49,321
    Auburn National BanCorp., Inc.                                     335       8,576
*   AV Homes, Inc.                                                   8,825     168,557
    Axis Capital Holdings, Ltd.                                    110,926   5,260,111
    Baldwin & Lyons, Inc. Class A                                      638      17,140
    Baldwin & Lyons, Inc. Class B                                    8,934     244,166
#   Banc of California, Inc.                                         9,411     132,789
    Bancfirst Corp.                                                 13,897     772,256
*   Bancorp, Inc.                                                   36,156     584,643
#   BancorpSouth, Inc.                                              94,937   2,098,108
    Bank Mutual Corp.                                               38,610     245,560
    Bank of America Corp.                                        3,834,941  53,535,776
    Bank of Commerce Holdings                                        6,357      34,964
#   Bank of Hawaii Corp.                                            40,636   2,356,075
    Bank of Kentucky Financial Corp.                                 2,404      69,259
    Bank of New York Mellon Corp. (The)                            411,492  13,085,446
#   Bank of the Ozarks, Inc.                                        27,480   1,359,710
    BankFinancial Corp.                                             14,549     135,160

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE+
                                                                  ------- -----------
Financials -- (Continued)
     BankUnited, Inc.                                             100,582 $ 3,094,908
     Banner Corp.                                                  19,283     737,768
     Bar Harbor Bankshares                                          2,309      87,142
     BB&T Corp.                                                   244,187   8,295,032
     BBCN Bancorp, Inc.                                            79,540   1,179,578
#*   BBX Capital Corp. Class A                                      1,011      13,335
#    BCB Bancorp, Inc.                                              4,090      45,235
*    BCSB Bancorp, Inc.                                               711      18,095
*    Beneficial Mutual Bancorp, Inc.                               63,935     623,366
     Berkshire Bancorp, Inc.                                        1,000       7,720
*    Berkshire Hathaway, Inc. Class B                             406,267  46,753,206
     Berkshire Hills Bancorp, Inc.                                 23,502     596,246
     BGC Partners, Inc. Class A                                   111,163     591,387
     BlackRock, Inc.                                               43,905  13,207,063
#*   BofI Holding, Inc.                                            10,917     659,605
     BOK Financial Corp.                                           60,241   3,688,556
     Boston Private Financial Holdings, Inc.                       82,110     935,233
     Bridge Bancorp, Inc.                                           2,089      48,235
#*   Bridge Capital Holdings                                        4,396      77,326
     Brookline Bancorp, Inc.                                       67,551     599,177
     Brown & Brown, Inc.                                          145,544   4,647,220
*    Brunswick Bancorp                                                 40         202
     Bryn Mawr Bank Corp.                                          11,404     317,715
     C&F Financial Corp.                                              721      38,869
     Calamos Asset Management, Inc. Class A                        19,363     190,145
#    California First National Bancorp                              2,970      53,015
*    Camco Financial Corp.                                            900       5,580
     Camden National Corp.                                          7,297     294,434
     Cape Bancorp, Inc.                                             4,558      41,979
*    Capital Bank Financial Corp. Class A                           1,269      28,197
*    Capital City Bank Group, Inc.                                 11,641     143,184
     Capital One Financial Corp.                                  209,306  14,373,043
(d)  Capital Properties, Inc., 5.000%                                 540         540
     Capital Properties, Inc. Class A                                 600       4,800
     Capital Southwest Corp.                                        8,660     284,654
     CapitalSource, Inc.                                          222,501   2,910,313
     Capitol Federal Financial, Inc.                              146,438   1,855,369
     Cardinal Financial Corp.                                      30,164     497,706
*    Carolina Bank Holdings, Inc.                                     900       9,081
#    Cash America International, Inc.                              26,330   1,038,718
     Cathay General Bancorp                                        78,006   1,921,288
     CBOE Holdings, Inc.                                           36,492   1,769,862
*    CBRE Group, Inc. Class A                                     101,402   2,355,568
     Center Bancorp, Inc.                                          12,199     182,497
     Centerstate Banks, Inc.                                       22,455     221,406
#    Central Pacific Financial Corp.                                8,837     162,778
     Century Bancorp, Inc. Class A                                  1,596      51,870
     CFS Bancorp, Inc.                                              1,100      13,739
     Charles Schwab Corp. (The)                                   216,779   4,910,044
     Charter Financial Corp.                                        1,777      19,263
     Chemical Financial Corp.                                      28,143     824,308
     Chicopee Bancorp, Inc.                                         3,096      54,335

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Chubb Corp. (The)                                               84,032 $ 7,737,667
    Cincinnati Financial Corp.                                     119,926   5,996,300
*   CIT Group, Inc.                                                153,636   7,399,110
    Citigroup, Inc.                                              1,073,660  52,373,135
    Citizens Community Bancorp, Inc.                                 1,650      12,590
#   Citizens Holding Co.                                               772      14,761
#*  Citizens, Inc.                                                  39,312     330,221
#   City Holding Co.                                                14,805     673,627
    City National Corp.                                             53,279   3,841,949
    CKX Lands, Inc.                                                    743      10,699
    Clifton Savings Bancorp, Inc.                                   17,642     222,818
    CME Group, Inc.                                                113,532   8,425,210
    CNA Financial Corp.                                            132,635   5,383,655
#   CNB Financial Corp.                                              8,185     163,782
    CNO Financial Group, Inc.                                      184,317   2,871,659
    CoBiz Financial, Inc.                                           34,106     370,050
    Codorus Valley Bancorp, Inc.                                     1,679      35,258
#   Cohen & Steers, Inc.                                            15,317     587,560
*   Colonial Financial Services, Inc.                                1,300      18,200
*   Colony Bankcorp, Inc.                                            1,337       8,182
    Columbia Banking System, Inc.                                   49,400   1,269,086
    Comerica, Inc.                                                 137,729   5,963,666
    Commerce Bancshares, Inc.                                       91,091   4,191,097
    Commercial National Financial Corp.                                847      17,787
#   Community Bank System, Inc.                                     40,058   1,454,506
*   Community Bankers Trust Corp.                                    5,562      20,746
    Community Trust Bancorp, Inc.                                   15,031     640,170
*   Community West Bancshares                                        1,844      10,834
*   CommunityOne Bancorp.                                                1          11
#   Consolidated-Tomoka Land Co.                                     4,572     171,541
*   Consumer Portfolio Services, Inc.                               11,333      76,158
*   Cowen Group, Inc. Class A                                      103,986     412,824
    Crawford & Co. Class A                                          18,114     150,890
    Crawford & Co. Class B                                          19,531     214,646
*   Credit Acceptance Corp.                                         17,827   2,108,934
#   Cullen/Frost Bankers, Inc.                                      60,537   4,285,414
#   CVB Financial Corp.                                            105,253   1,530,379
*   DFC Global Corp.                                                36,564     442,424
#   Diamond Hill Investment Group, Inc.                              1,077     118,761
    Dime Community Bancshares, Inc.                                 35,930     587,815
    Discover Financial Services                                    146,679   7,609,707
    Donegal Group, Inc. Class A                                     18,239     289,088
    Donegal Group, Inc. Class B                                      2,147      45,087
#*  Doral Financial Corp.                                              199       3,363
*   E*TRADE Financial Corp.                                        307,458   5,199,115
    Eagle Bancorp Montana, Inc.                                        566       6,209
    East West Bancorp, Inc.                                        139,380   4,695,712
    Eastern Insurance Holdings, Inc.                                 4,882     119,316
*   Eastern Virginia Bankshares, Inc.                                  851       5,132
#   Eaton Vance Corp.                                               50,591   2,115,210
*   eHealth, Inc.                                                   14,039     598,342
    EMC Insurance Group, Inc.                                       10,245     348,740

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Employers Holdings, Inc.                                      30,449 $   915,601
#*  Encore Capital Group, Inc.                                    25,428   1,242,158
    Endurance Specialty Holdings, Ltd.                            43,923   2,428,503
*   Enstar Group, Ltd.                                            13,843   1,881,679
    Enterprise Bancorp, Inc.                                       3,680      71,907
#   Enterprise Financial Services Corp.                           14,188     255,810
    Erie Indemnity Co. Class A                                    35,688   2,563,112
#   ESB Financial Corp.                                            8,890     118,326
    ESSA Bancorp, Inc.                                             8,794      96,382
    Evans Bancorp, Inc.                                            1,219      24,654
    Evercore Partners, Inc. Class A                               23,436   1,182,815
    Everest Re Group, Ltd.                                        39,678   6,100,096
*   Ezcorp, Inc. Class A                                          46,143     725,829
*   Farmers Capital Bank Corp.                                     1,933      39,704
    FBL Financial Group, Inc. Class A                             22,739   1,017,343
    Federal Agricultural Mortgage Corp. Class A                      773      22,630
    Federal Agricultural Mortgage Corp. Class C                    7,877     281,130
#   Federated Investors, Inc. Class B                             82,781   2,245,021
    Federated National Holding Co. Class C                         4,543      46,566
    Fidelity National Financial, Inc. Class A                    167,401   4,712,338
    Fidelity Southern Corp.                                        6,346      96,904
    Fifth Third Bancorp                                          621,471  11,826,593
#   Financial Engines, Inc.                                        9,592     535,905
    Financial Institutions, Inc.                                  11,282     267,045
*   First Acceptance Corp.                                         9,100      15,470
#   First American Financial Corp.                                98,598   2,549,744
#*  First BanCorp                                                 21,527     119,475
    First Bancorp                                                 13,598     203,698
    First Bancorp of Indiana, Inc.                                    96       1,325
    First Bancorp, Inc.                                            5,920     103,067
*   First Bancshares, Inc.(318687100)                                200       1,700
    First Bancshares, Inc.(318916103)                                237       3,519
    First Busey Corp.                                             83,475     431,566
#   First Business Financial Services, Inc.                        1,081      38,073
*   First Cash Financial Services, Inc.                           23,119   1,398,468
    First Citizens BancShares, Inc. Class A                        5,907   1,250,689
    First Commonwealth Financial Corp.                            91,954     799,080
    First Community Bancshares, Inc.                              13,413     223,863
    First Defiance Financial Corp.                                 7,499     193,624
#*  First Federal Bancshares of Arkansas, Inc.                     2,243      20,142
#   First Federal of Northern Michigan Bancorp, Inc.                 200         948
    First Financial Bancorp                                       54,364     843,729
#   First Financial Bankshares, Inc.                              21,031   1,293,617
    First Financial Corp.                                         11,314     390,786
    First Financial Holdings, Inc.                                19,102   1,144,783
#   First Financial Northwest, Inc.                               12,837     139,153
*   First Financial Service Corp.                                    917       4,548
#   First Horizon National Corp.                                 252,079   2,684,641
    First Interstate Bancsystem, Inc.                             18,783     471,641
#*  First Marblehead Corp. (The)                                  58,899      56,543
    First Merchants Corp.                                         27,268     512,638
    First Midwest Bancorp, Inc.                                   74,243   1,234,661

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    First Niagara Financial Group, Inc.                          345,344 $ 3,809,144
*   First Place Financial Corp.                                    9,209          18
    First Republic Bank                                           98,132   5,011,601
*   First South Bancorp, Inc.                                      4,572      30,907
*   First United Corp.                                             1,938      15,892
    First West Virginia Bancorp                                      266       4,360
    Firstbank Corp.                                                1,646      32,245
    FirstMerit Corp.                                             172,061   3,864,490
#*  Flagstar Bancorp, Inc.                                        39,766     644,607
    Flushing Financial Corp.                                      29,041     583,434
    FNB Corp.                                                    144,228   1,804,292
*   Forest City Enterprises, Inc. Class A                        179,773   3,642,201
*   Forest City Enterprises, Inc. Class B                          4,615      93,777
*   Forestar Group, Inc.                                          33,000     736,890
    Fox Chase Bancorp, Inc.                                       11,006     190,074
    Franklin Resources, Inc.                                     114,657   6,175,426
    Fulton Financial Corp.                                       194,897   2,379,692
#   FXCM, Inc. Class A                                            12,306     201,695
    Gain Capital Holdings, Inc.                                   16,269     170,336
#   GAINSCO, Inc.                                                    513       4,332
    GAMCO Investors, Inc. Class A                                  4,650     332,521
*   Genworth Financial, Inc. Class A                             483,810   7,029,759
#   German American Bancorp, Inc.                                  9,689     263,347
    GFI Group, Inc.                                              116,588     404,560
#   Glacier Bancorp, Inc.                                         74,614   2,061,585
#*  Gleacher & Co., Inc.                                             650       8,567
*   Global Indemnity P.L.C.                                       13,609     335,190
    Goldman Sachs Group, Inc. (The)                              152,527  24,535,493
    Great Southern Bancorp, Inc.                                  11,010     309,161
#*  Green Dot Corp. Class A                                       38,954     835,953
    Greenhill & Co., Inc.                                         18,390     943,407
#*  Greenlight Capital Re, Ltd. Class A                           29,591     911,107
    Guaranty Bancorp                                               1,480      19,980
#*  Guaranty Federal Bancshares, Inc.                                909      10,240
*   Hallmark Financial Services, Inc.                             13,444     114,408
#   Hampden Bancorp, Inc.                                            818      14,070
    Hancock Holding Co.                                           82,104   2,691,369
    Hanmi Financial Corp.                                         31,552     551,529
    Hanover Insurance Group, Inc. (The)                           42,386   2,481,276
    Harleysville Savings Financial Corp.                           1,916      35,159
#*  Harris & Harris Group, Inc.                                   21,080      65,980
    Hartford Financial Services Group, Inc.                      361,344  12,177,293
    Hawthorn Bancshares, Inc.                                      1,228      16,959
    HCC Insurance Holdings, Inc.                                  99,450   4,539,892
#   HCI Group, Inc.                                                8,790     386,233
#   Heartland Financial USA, Inc.                                 15,126     400,688
    Heritage Commerce Corp.                                       18,624     145,081
    Heritage Financial Corp.                                      12,619     203,544
    Heritage Financial Group, Inc.                                 4,012      68,926
    HF Financial Corp.                                             1,948      25,967
    HFF, Inc. Class A                                             24,226     594,748
*   Hilltop Holdings, Inc.                                        82,528   1,431,036

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   Hingham Institution for Savings                                    458 $    33,306
*   HMN Financial, Inc.                                                989       8,515
*   Home Bancorp, Inc.                                               4,739      86,108
#   Home BancShares, Inc.                                           48,740   1,651,311
    Home Federal Bancorp, Inc.                                      11,618     181,125
    HopFed Bancorp, Inc.                                             1,211      13,139
    Horace Mann Educators Corp.                                     32,617     903,491
    Horizon Bancorp                                                  1,500      32,565
*   Howard Hughes Corp. (The)                                       38,862   4,548,797
#   Hudson City Bancorp, Inc.                                      416,419   3,739,443
    Hudson Valley Holding Corp.                                     12,778     236,265
    Huntington Bancshares, Inc.                                    693,227   6,100,398
    Iberiabank Corp.                                                29,272   1,710,363
*   ICG Group, Inc.                                                 36,086     588,563
    Independence Holding Co.                                         8,496     116,565
#   Independent Bank Corp.(453836108)                               20,894     749,677
*   Independent Bank Corp.(453838609)                                3,800      36,936
    Infinity Property & Casualty Corp.                               7,832     537,119
    Interactive Brokers Group, Inc. Class A                         49,895   1,029,334
#*  IntercontinentalExchange, Inc.                                  30,694   5,915,655
*   InterGroup Corp. (The)                                             200       3,980
    International Bancshares Corp.                                  64,151   1,465,850
#*  Intervest Bancshares Corp. Class A                              15,492     112,937
#*  INTL. FCStone, Inc.                                             14,382     294,256
    Invesco, Ltd.                                                  329,974  11,136,622
*   Investment Technology Group, Inc.                               26,174     419,307
#   Investors Bancorp, Inc.                                         95,047   2,253,564
*   Investors Capital Holdings, Ltd.                                 1,399       9,849
    Investors Title Co.                                              1,022      79,859
#   Janus Capital Group, Inc.                                      172,452   1,702,101
#*  Jefferson Bancshares, Inc.                                       1,271       8,071
    JMP Group, Inc.                                                 15,902     101,932
    Jones Lang LaSalle, Inc.                                        41,433   3,944,422
    JPMorgan Chase & Co.                                         1,350,398  69,599,513
*   KCG Holdings, Inc. Class A                                       7,392      64,606
#*  Kearny Financial Corp.                                          44,060     462,630
    Kemper Corp.                                                    55,830   2,066,827
    Kennedy-Wilson Holdings, Inc.                                   75,179   1,506,587
#   Kentucky First Federal Bancorp                                     936       7,572
    KeyCorp                                                        752,159   9,424,552
    Lake Shore Bancorp, Inc.                                           125       1,506
    Lakeland Bancorp, Inc.                                          26,016     296,582
    Lakeland Financial Corp.                                        14,401     512,532
    Landmark Bancorp, Inc.                                           1,140      22,925
    Lazard, Ltd. Class A                                             2,570      99,331
#   Legg Mason, Inc.                                               131,430   5,056,112
    Leucadia National Corp.                                        284,343   8,058,281
    Life Partners Holdings, Inc.                                     7,528      15,207
    Lincoln National Corp.                                         211,735   9,614,886
    LNB Bancorp, Inc.                                                6,277      61,075
    Loews Corp.                                                    107,886   5,211,973
*   Louisiana Bancorp, Inc.                                          2,100      37,580

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    LPL Financial Holdings, Inc.                                  77,640 $ 3,163,054
#   LSB Financial Corp.                                              259       7,384
#   M&T Bank Corp.                                                96,891  10,903,144
#*  Macatawa Bank Corp.                                           19,394      95,225
*   Magyar Bancorp, Inc.                                             211       1,546
    Maiden Holdings, Ltd.                                         71,053     778,030
    MainSource Financial Group, Inc.                              15,803     256,325
*   Malvern Bancorp, Inc.                                            134       1,628
    Manning & Napier, Inc.                                         2,618      43,459
*   Markel Corp.                                                  10,422   5,520,221
    MarketAxess Holdings, Inc.                                    24,306   1,585,480
    Marlin Business Services Corp.                                11,172     308,012
    Marsh & McLennan Cos., Inc.                                  134,592   6,164,314
#*  Maui Land & Pineapple Co., Inc.                                2,542      10,829
    Mayflower Bancorp, Inc.                                          100       1,944
    MB Financial, Inc.                                            55,073   1,635,668
#*  MBIA, Inc.                                                   191,659   2,179,163
*   MBT Financial Corp.                                            3,911      15,018
    MCG Capital Corp.                                             58,376     274,951
    McGraw-Hill Cos., Inc. (The)                                  53,115   3,701,053
    Meadowbrook Insurance Group, Inc.                             35,445     235,355
    Medallion Financial Corp.                                     20,615     312,936
    Mercantile Bank Corp.                                          6,156     134,447
    Merchants Bancshares, Inc.                                     4,638     139,047
    Mercury General Corp.                                         55,123   2,566,527
*   Meridian Interstate Bancorp, Inc.                             16,177     384,042
    Meta Financial Group, Inc.                                     1,310      48,758
    MetLife, Inc.                                                333,545  15,780,014
*   Metro Bancorp, Inc.                                           10,574     225,649
    MetroCorp Bancshares, Inc.                                     4,229      60,602
#*  MGIC Investment Corp.                                        152,142   1,238,436
    MicroFinancial, Inc.                                           7,011      60,224
    Mid Penn Bancorp, Inc.                                           497       5,999
    MidSouth Bancorp, Inc.                                         5,731      86,997
    MidWestOne Financial Group, Inc.                               3,102      81,955
    Montpelier Re Holdings, Ltd.                                  46,585   1,286,212
    Moody's Corp.                                                 65,854   4,653,244
    Morgan Stanley                                               525,324  15,092,559
*   MSB Financial Corp.                                              339       2,576
#*  MSCI, Inc.                                                    79,204   3,229,147
    MutualFirst Financial, Inc.                                    2,798      47,566
    NASDAQ OMX Group, Inc. (The)                                 136,287   4,828,648
    National Interstate Corp.                                     14,597     381,420
    National Penn Bancshares, Inc.                               146,125   1,515,316
    National Security Group, Inc.                                    312       2,012
    National Western Life Insurance Co. Class A                    1,427     296,816
*   Naugatuck Valley Financial Corp.                                 610       4,508
*   Navigators Group, Inc. (The)                                  11,699     657,952
    NBT Bancorp, Inc.                                             41,897   1,021,030
    Nelnet, Inc. Class A                                          34,093   1,453,385
*   New Century Bancorp, Inc.                                        300       1,983
    New Hampshire Thrift Bancshares, Inc.                          3,306      46,945

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   New York Community Bancorp, Inc.                             328,457 $ 5,324,288
*   NewBridge Bancorp                                              8,957      66,819
*   NewStar Financial, Inc.                                       38,956     678,224
    Nicholas Financial, Inc.                                       4,022      64,553
*   North Valley Bancorp                                             252       4,763
    Northeast Bancorp                                                 59         591
    Northeast Community Bancorp, Inc.                              3,456      26,093
    Northern Trust Corp.                                         178,910  10,094,102
    Northfield Bancorp, Inc.                                      52,897     683,958
    Northrim BanCorp, Inc.                                         3,902      97,940
#   Northwest Bancshares, Inc.                                    91,225   1,276,238
    Norwood Financial Corp.                                          991      28,481
    NYSE Euronext                                                152,034   6,692,537
#   Ocean Shore Holding Co.                                        3,964      56,566
    OceanFirst Financial Corp.                                    14,895     262,003
*   Ocwen Financial Corp.                                        106,268   5,975,450
    OFG Bancorp                                                   44,256     655,431
    Ohio Valley Banc Corp.                                         1,110      22,799
#   Old Line Bancshares, Inc.                                        600       8,004
    Old National Bancorp                                         100,820   1,465,923
    Old Republic International Corp.                             253,456   4,255,526
#*  Old Second Bancorp, Inc.                                       4,388      20,931
*   OmniAmerican Bancorp, Inc.                                     9,890     216,789
    OneBeacon Insurance Group, Ltd. Class A                       22,836     364,463
    Oppenheimer Holdings, Inc. Class A                             8,464     167,841
    Oritani Financial Corp.                                       46,784     758,836
    Pacific Continental Corp.                                     14,490     199,672
*   Pacific Mercantile Bancorp                                     7,453      46,358
*   Pacific Premier Bancorp, Inc.                                  2,700      37,557
    PacWest Bancorp                                               36,840   1,401,762
#   Park National Corp.                                           12,868   1,019,403
    Park Sterling Corp.                                           20,322     132,296
    PartnerRe, Ltd.                                               53,064   5,317,543
*   Patriot National Bancorp, Inc.                                   500         605
#   Peapack Gladstone Financial Corp.                              5,258      96,432
#   Penns Woods Bancorp, Inc.                                      3,034     155,341
#   People's United Financial, Inc.                              318,382   4,594,252
    Peoples Bancorp of North Carolina, Inc.                        2,042      26,730
    Peoples Bancorp, Inc.                                          8,479     190,099
    Peoples Bancorp/Auburn                                           470      11,125
#*  PHH Corp.                                                     46,987   1,130,037
*   Phoenix Cos., Inc. (The)                                       4,663     179,852
*   PICO Holdings, Inc.                                           21,199     497,753
*   Pinnacle Financial Partners, Inc.                             34,780   1,078,180
*   Piper Jaffray Cos.                                            12,428     446,041
    Platinum Underwriters Holdings, Ltd.                          29,146   1,812,590
    PNC Financial Services Group, Inc. (The)                     189,891  13,962,685
*   Popular, Inc.                                                100,755   2,544,064
*   Porter Bancorp, Inc.                                           3,389       3,796
*   Portfolio Recovery Associates, Inc.                           40,407   2,402,196
*   Preferred Bank                                                 1,261      24,236
    Premier Financial Bancorp, Inc.                                2,911      34,990

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE+
                                                                  --------- -----------
Financials -- (Continued)
     Primerica, Inc.                                                 54,838 $ 2,355,292
#*   Primus Guaranty, Ltd.                                           16,378     165,418
     Principal Financial Group, Inc.                                225,158  10,685,999
     PrivateBancorp, Inc.                                            76,301   1,858,692
     ProAssurance Corp.                                              59,050   2,676,146
     Progressive Corp. (The)                                        140,603   3,651,460
#    Prosperity Bancshares, Inc.                                     60,721   3,792,026
     Protective Life Corp.                                           80,205   3,695,846
     Provident Financial Holdings, Inc.                               6,264      94,962
     Provident Financial Services, Inc.                              49,741     932,146
#*   Prudential Bancorp, Inc.                                         2,843      30,733
     Prudential Financial, Inc.                                     158,184  12,874,596
*    PSB Holdings, Inc.                                               1,100       6,864
#    Pulaski Financial Corp.                                          7,180      78,190
#    Pzena Investment Management, Inc. Class A                        2,370      17,040
     QC Holdings, Inc.                                                8,157      19,169
     QCR Holdings, Inc.                                               1,185      20,572
     Radian Group, Inc.                                             100,718   1,467,461
     Raymond James Financial, Inc.                                   95,386   4,354,371
     Regions Financial Corp.                                      1,121,851  10,803,425
     Reinsurance Group of America, Inc.                              70,520   5,019,614
     RenaissanceRe Holdings, Ltd.                                    44,729   4,191,555
     Renasant Corp.                                                  25,095     719,725
     Republic Bancorp, Inc. Class A                                  14,893     342,837
*    Republic First Bancorp, Inc.                                    14,828      46,708
     Resource America, Inc. Class A                                  13,106     113,105
*    Riverview Bancorp, Inc.                                          9,533      25,358
#    RLI Corp.                                                       19,993   1,888,939
     Rockville Financial, Inc.                                       25,474     334,983
#*   Roma Financial Corp.                                            16,685     324,690
*    Royal Bancshares of Pennsylvania, Inc. Class A                   2,453       3,753
     S&T Bancorp, Inc.                                               28,107     689,184
*    Safeguard Scientifics, Inc.                                     18,116     316,124
     Safety Insurance Group, Inc.                                    14,444     789,942
     Salisbury Bancorp, Inc.                                            543      14,240
     Sandy Spring Bancorp, Inc.                                      21,032     515,074
#    SB Financial Group, Inc.                                         1,124       9,161
*    Seacoast Banking Corp. of Florida                               23,076      52,613
#*   Security National Financial Corp. Class A                          857       5,031
     SEI Investments Co.                                            124,430   4,129,832
     Selective Insurance Group, Inc.                                 53,825   1,413,983
*    Shore Bancshares, Inc.                                           3,114      28,493
     SI Financial Group, Inc.                                         5,983      67,787
*    Siebert Financial Corp.                                          3,562       5,842
     Sierra Bancorp                                                   9,727     184,132
*    Signature Bank                                                  43,030   4,381,315
     Simmons First National Corp. Class A                            14,165     463,762
     Simplicity Bancorp, Inc.                                         6,143      96,322
     SLM Corp.                                                      320,736   8,137,072
*    South Street Financial Corp.                                       300       1,875
*    Southcoast Financial Corp.                                       2,666      15,330
(d)  Southern Community Financial                                     5,725       1,260

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
*   Southern First Bancshares, Inc.                                  1,052 $    14,139
    Southern Missouri Bancorp, Inc.                                    557      16,849
#   Southern National Bancorp of Virginia, Inc.                        302       2,945
#   Southside Bancshares, Inc.                                      16,512     450,778
*   Southwest Bancorp, Inc.                                         15,250     244,152
    Southwest Georgia Financial Corp.                                  863       8,199
#*  St Joe Co. (The)                                                66,355   1,238,848
    StanCorp Financial Group, Inc.                                  44,830   2,640,487
    State Auto Financial Corp.                                      31,122     591,318
    State Street Corp.                                             145,791  10,215,575
    StellarOne Corp.                                                17,696     411,963
*   Sterling Bancorp(859158107)                                     25,653     378,382
    Sterling Bancorp(85917A100)                                     29,856     349,912
#   Stewart Information Services Corp.                              20,612     645,568
#*  Stifel Financial Corp.                                          66,285   2,714,371
*   Stratus Properties, Inc.                                         2,912      44,787
*   Suffolk Bancorp                                                 10,504     205,353
    Summit State Bank                                                1,967      19,473
*   Sun Bancorp, Inc.                                               26,691      88,080
    SunTrust Banks, Inc.                                           310,288  10,438,088
    Susquehanna Bancshares, Inc.                                   188,798   2,224,984
*   Sussex Bancorp                                                     448       3,067
*   SVB Financial Group                                             44,268   4,239,989
#*  SWS Group, Inc.                                                 12,800      72,064
    SY Bancorp, Inc.                                                11,300     339,113
    Symetra Financial Corp.                                        102,719   1,923,927
    Synovus Financial Corp.                                      1,034,775   3,363,019
    T Rowe Price Group, Inc.                                        54,049   4,183,933
*   Taylor Capital Group, Inc.                                      23,708     545,284
#   TCF Financial Corp.                                            167,641   2,544,790
    TD Ameritrade Holding Corp.                                    165,550   4,512,893
    Teche Holding Co.                                                  824      41,447
*   Tejon Ranch Co.                                                 15,148     560,779
    Territorial Bancorp, Inc.                                        9,185     200,325
#   Teton Advisors, Inc. Class A                                        29       1,631
*   Texas Capital Bancshares, Inc.                                  39,898   2,076,691
    TF Financial Corp.                                               1,494      41,459
*   TFS Financial Corp.                                            205,018   2,488,919
#   Thomas Properties Group, Inc.                                   39,595     269,246
    Timberland Bancorp, Inc.                                         1,600      14,192
    Tompkins Financial Corp.                                        11,822     583,061
    Torchmark Corp.                                                 68,176   4,967,303
    Tower Financial Corp.                                              578      13,716
#   Tower Group International, Ltd.                                 41,762     151,596
#   TowneBank                                                       25,090     365,310
    Travelers Cos., Inc. (The)                                     129,906  11,210,888
    Tree.com, Inc.                                                   8,606     253,963
    Trico Bancshares                                                13,744     347,586
#   TrustCo Bank Corp.                                              90,261     606,554
#   Trustmark Corp.                                                 67,729   1,839,520
    U.S. Bancorp                                                   623,331  23,287,646
#   UMB Financial Corp.                                             42,831   2,523,603

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES       VALUE+
                                                                 --------- --------------
Financials -- (Continued)
    Umpqua Holdings Corp.                                          107,233 $    1,755,404
    Unico American Corp.                                               100          1,254
    Union Bankshares Inc/Morrisville                                   863         18,701
    Union First Market Bankshares Corp.                             19,891        479,771
    United Bancshares, Inc.                                          1,036         13,748
#   United Bankshares, Inc.                                         43,758      1,294,362
    United Community Bancorp                                            99          1,079
*   United Community Banks, Inc.                                    44,869        699,508
#*  United Community Financial Corp.                                 6,897         27,588
    United Financial Bancorp, Inc.                                  15,360        240,845
    United Fire Group, Inc.                                         21,736        689,031
*   United Security Bancshares                                       4,493         23,097
    Unity Bancorp, Inc.                                              3,873         28,699
    Universal Insurance Holdings, Inc.                              38,406        301,103
    Univest Corp. of Pennsylvania                                   14,128        282,136
    Unum Group                                                     205,939      6,536,504
    Validus Holdings, Ltd.                                          99,741      3,937,775
#   Valley National Bancorp                                        174,413      1,700,527
*   Vantagesouth Bancshares, Inc.                                    3,241         15,848
    ViewPoint Financial Group, Inc.                                 38,969        849,914
*   Virginia Commerce Bancorp, Inc.                                 24,016        384,976
*   Virtus Investment Partners, Inc.                                 2,925        595,296
    VSB Bancorp, Inc.                                                  169          1,778
    Waddell & Reed Financial, Inc. Class A                          52,307      3,229,957
#*  Walker & Dunlop, Inc.                                            9,634        125,049
    Washington Banking Co.                                          12,496        212,557
    Washington Federal, Inc.                                       102,050      2,324,699
    Washington Trust Bancorp, Inc.                                  15,623        513,840
#*  Waterstone Financial, Inc.                                      11,972        127,382
#   Wayne Savings Bancshares, Inc.                                     955          9,884
    Webster Financial Corp.                                         89,414      2,493,756
    Wells Fargo & Co.                                            1,760,712     75,164,795
    WesBanco, Inc.                                                  25,679        754,963
    West BanCorp., Inc.                                             12,598        174,104
#   Westamerica BanCorp.                                            23,834      1,226,974
*   Western Alliance Bancorp                                        79,374      1,678,760
    Westfield Financial, Inc.                                       20,512        147,892
    Westwood Holdings Group, Inc.                                    4,374        233,265
#   Willis Group Holdings P.L.C.                                    53,683      2,419,493
    Wilshire Bancorp, Inc.                                          70,002        592,917
#   Wintrust Financial Corp.                                        39,318      1,710,726
*   WisdomTree Investments, Inc.                                     9,961        138,458
#*  World Acceptance Corp.                                           9,067        944,056
    WR Berkley Corp.                                                93,526      4,106,727
    WSFS Financial Corp.                                             2,050        143,521
    WVS Financial Corp.                                                803          8,881
    XL Group P.L.C.                                                224,961      6,877,058
*   Yadkin Financial Corp.                                           2,192         35,993
    Zions BanCorp.                                                 183,285      5,199,795
*   ZipRealty, Inc.                                                 11,687         64,279
                                                                           --------------
Total Financials                                                            1,305,824,824
                                                                           --------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (10.2%)
#   Abaxis, Inc.                                                   7,459 $   266,510
    Abbott Laboratories                                          376,087  13,745,980
    AbbVie, Inc.                                                 362,550  17,565,547
#*  ABIOMED, Inc.                                                  3,762      90,213
#*  Acadia Healthcare Co., Inc.                                    1,667      72,281
#*  Accuray, Inc.                                                 47,447     320,267
*   Acorda Therapeutics, Inc.                                     31,281     957,511
*   Actavis P.L.C.                                               100,849  15,589,238
#*  Adcare Health Systems, Inc.                                    2,984      11,787
*   Addus HomeCare Corp.                                           9,732     251,572
#*  Aegerion Pharmaceuticals, Inc.                                 3,592     297,489
    Aetna, Inc.                                                  134,335   8,422,805
#*  Affymax, Inc.                                                 23,828      26,926
*   Affymetrix, Inc.                                              72,823     514,859
    Agilent Technologies, Inc.                                    73,407   3,726,139
#   Air Methods Corp.                                             30,781   1,345,745
#*  Akorn, Inc.                                                   21,451     438,458
#*  Albany Molecular Research, Inc.                               23,579     308,885
*   Alere, Inc.                                                   81,478   2,748,253
*   Alexion Pharmaceuticals, Inc.                                 39,749   4,887,140
#*  Align Technology, Inc.                                        53,254   3,038,673
*   Alkermes P.L.C.                                              107,770   3,792,426
    Allergan, Inc.                                                64,327   5,828,669
*   Alliance HealthCare Services, Inc.                             5,221     131,621
*   Allied Healthcare Products                                     1,583       3,688
*   Allscripts Healthcare Solutions, Inc.                        178,956   2,474,961
    Almost Family, Inc.                                            7,302     140,417
#*  Alnylam Pharmaceuticals, Inc.                                 27,216   1,567,914
#*  Alphatec Holdings, Inc.                                       40,201      73,166
*   AMAG Pharmaceuticals, Inc.                                    14,999     404,673
#*  Amedisys, Inc.                                                31,587     514,236
*   American Shared Hospital Services                                797       1,941
    AmerisourceBergen Corp.                                       74,538   4,869,568
    Amgen, Inc.                                                  197,640  22,926,240
*   AMN Healthcare Services, Inc.                                 34,573     428,705
*   Amsurg Corp.                                                  30,957   1,327,746
#   Analogic Corp.                                                11,115   1,025,136
*   AngioDynamics, Inc.                                           21,505     338,059
*   Anika Therapeutics, Inc.                                      12,532     374,331
#*  Ariad Pharmaceuticals, Inc.                                   65,500     144,100
#*  Arqule, Inc.                                                  11,499      25,873
*   Arrhythmia Research Technology, Inc.                           1,150       3,755
*   ArthroCare Corp.                                              20,131     753,705
#*  athenahealth, Inc.                                            12,686   1,693,708
*   AtriCure, Inc.                                                 2,500      34,625
    Atrion Corp.                                                   1,243     332,105
#*  Authentidate Holding Corp.                                       326         411
#*  Auxilium Pharmaceuticals, Inc.                                33,410     574,986
#*  AVEO Pharmaceuticals, Inc.                                     1,372       2,840
#*  Baxano Surgical, Inc.                                         17,578      21,269
    Baxter International, Inc.                                   126,793   8,351,855
    Becton Dickinson and Co.                                      45,070   4,738,209

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   Bio-Rad Laboratories, Inc. Class A                            22,357 $ 2,761,537
#*  Bio-Rad Laboratories, Inc. Class B                             1,562     190,236
#*  Bio-Reference Labs, Inc.                                      19,000     615,790
#*  Bioanalytical Systems, Inc.                                      400         736
*   Biogen Idec, Inc.                                             52,870  12,910,325
*   BioMarin Pharmaceutical, Inc.                                 69,676   4,377,046
*   BioScrip, Inc.                                                62,273     436,534
#*  Biospecifics Technologies Corp.                                  900      16,830
    Biota Pharmaceuticals, Inc.                                    1,866       7,147
*   BioTelemetry, Inc.                                            20,541     187,745
*   Boston Scientific Corp.                                      960,011  11,222,529
#*  Bovie Medical Corp.                                            7,222      18,488
    Bristol-Myers Squibb Co.                                     391,740  20,574,185
#*  Brookdale Senior Living, Inc.                                 94,587   2,561,416
*   Bruker Corp.                                                 133,222   2,724,390
*   Cambrex Corp.                                                 29,002     487,814
    Cantel Medical Corp.                                          32,564   1,142,996
*   Capital Senior Living Corp.                                   21,903     485,809
#*  Cardica, Inc.                                                  1,700       2,040
    Cardinal Health, Inc.                                         91,267   5,353,722
*   CareFusion Corp.                                             163,668   6,345,408
#*  CAS Medical Systems, Inc.                                      2,100       2,961
*   Celgene Corp.                                                 96,343  14,305,972
#*  Celldex Therapeutics, Inc.                                    36,352     832,824
#*  Celsion Corp.                                                    667       2,680
*   Centene Corp.                                                 37,029   2,079,549
#*  Cepheid, Inc.                                                 23,948     975,163
*   Cerner Corp.                                                  81,908   4,589,305
*   Charles River Laboratories International, Inc.                38,969   1,917,664
#   Chemed Corp.                                                  13,600     922,352
*   Chindex International, Inc.                                    8,632     145,277
    Cigna Corp.                                                  155,296  11,954,686
#*  Codexis, Inc.                                                  5,607       9,756
#*  Columbia Laboratories, Inc.                                      386       2,779
    Community Health Systems, Inc.                                90,521   3,949,431
    Computer Programs & Systems, Inc.                              5,174     295,125
    CONMED Corp.                                                  22,248     806,935
    Cooper Cos., Inc. (The)                                       37,384   4,830,387
*   Cornerstone Therapeutics, Inc.                                 1,213      11,487
*   Corvel Corp.                                                  14,276     593,882
#*  Covance, Inc.                                                 44,348   3,958,502
    Covidien P.L.C.                                               94,559   6,062,177
    CR Bard, Inc.                                                 20,780   2,830,652
*   Cross Country Healthcare, Inc.                                21,523     127,847
    CryoLife, Inc.                                                23,797     213,935
*   Cubist Pharmaceuticals, Inc.                                  52,493   3,254,566
#*  Cumberland Pharmaceuticals, Inc.                              14,360      70,220
*   Cutera, Inc.                                                  12,003     120,630
*   Cyberonics, Inc.                                              13,074     755,154
*   Cynosure, Inc. Class A                                        18,444     398,575
#*  Cytokinetics, Inc.                                             2,470      14,845
*   DaVita HealthCare Partners, Inc.                              73,884   4,153,020

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
    Daxor Corp.                                                    2,013 $    15,037
    DENTSPLY International, Inc.                                  58,941   2,776,121
#*  Depomed, Inc.                                                 18,914     136,181
*   Digirad Corp.                                                  9,575      31,885
#*  Durect Corp.                                                  18,393      27,590
#*  Dyax Corp.                                                    24,678     202,853
*   Edwards Lifesciences Corp.                                    31,200   2,033,928
    Eli Lilly & Co.                                              220,498  10,985,210
*   Emergent Biosolutions, Inc.                                   31,433     613,886
*   Emeritus Corp.                                                26,182     501,647
*   Endo Health Solutions, Inc.                                   89,837   3,928,572
#*  Endocyte, Inc.                                                13,573     141,566
    Ensign Group, Inc. (The)                                      16,956     721,986
#*  EnteroMedics, Inc.                                               100         124
#*  Enzo Biochem, Inc.                                            23,675      58,951
#   Enzon Pharmaceuticals, Inc.                                   38,733      57,325
#*  Exact Sciences Corp.                                           1,550      17,081
*   Exactech, Inc.                                                10,803     245,228
#*  ExamWorks Group, Inc.                                         25,238     652,402
*   Express Scripts Holding Co.                                  274,906  17,187,123
*   Five Star Quality Care, Inc.                                  43,877     222,456
*   Forest Laboratories, Inc.                                    197,780   9,301,593
#*  Furiex Pharmaceuticals, Inc.                                   6,234     243,749
*   Gentiva Health Services, Inc.                                 27,565     315,619
*   Geron Corp.                                                   21,919      86,580
*   Gilead Sciences, Inc.                                        358,324  25,437,421
*   Greatbatch, Inc.                                              19,695     750,773
#*  GTx, Inc.                                                      8,205      14,031
*   Haemonetics Corp.                                             39,016   1,582,489
*   Hanger, Inc.                                                  33,435   1,227,065
*   Harvard Bioscience, Inc.                                      26,114     153,811
    HCA Holdings, Inc.                                            62,652   2,953,415
*   Health Management Associates, Inc. Class A                   216,226   2,772,017
*   Health Net, Inc.                                              79,794   2,425,738
    HealthSouth Corp.                                             49,567   1,740,297
*   HealthStream, Inc.                                            10,500     375,060
#*  Healthways, Inc.                                              37,705     363,099
*   Henry Schein, Inc.                                            36,071   4,055,463
    Hi-Tech Pharmacal Co., Inc.                                   11,869     511,435
    Hill-Rom Holdings, Inc.                                       45,212   1,866,803
#*  HMS Holdings Corp.                                            55,059   1,163,397
#*  Hologic, Inc.                                                171,180   3,832,720
#*  Horizon Pharma, Inc.                                          25,543     107,025
#*  Hospira, Inc.                                                119,818   4,855,025
    Humana, Inc.                                                 116,544  10,739,530
*   ICU Medical, Inc.                                             14,367     887,881
#*  Idera Pharmaceuticals, Inc.                                   12,837      23,620
#*  IDEXX Laboratories, Inc.                                      13,105   1,413,505
#*  Illumina, Inc.                                                37,455   3,502,417
#*  Immunomedics, Inc.                                            20,669      78,336
*   Impax Laboratories, Inc.                                      68,763   1,393,138
*   Incyte Corp., Ltd.                                           102,337   3,991,143

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                   SHARES    VALUE+
                                                                   ------- -----------
Health Care -- (Continued)
#*    Infinity Pharmaceuticals, Inc.                                11,703 $   158,576
#*    Integra LifeSciences Holdings Corp.                           21,889   1,002,078
*     Intuitive Surgical, Inc.                                       8,330   3,094,595
      Invacare Corp.                                                29,487     633,086
#*    IPC The Hospitalist Co., Inc.                                 13,189     722,625
#*    Iridex Corp.                                                   2,696      16,095
#*    Isis Pharmaceuticals, Inc.                                    49,063   1,632,326
*     Jazz Pharmaceuticals P.L.C.                                   46,274   4,198,903
      Johnson & Johnson                                            710,094  65,761,805
      Kewaunee Scientific Corp.                                      1,352      23,471
#     Kindred Healthcare, Inc.                                      52,462     728,173
#*    Laboratory Corp. of America Holdings                          38,461   3,880,715
      Landauer, Inc.                                                 3,782     183,049
*     Lannett Co., Inc.                                             21,767     513,919
#*    LCA-Vision, Inc.                                               8,304      27,320
      LeMaitre Vascular, Inc.                                        8,529      68,573
#*    LHC Group, Inc.                                               16,956     349,294
*     Life Technologies Corp.                                      108,312   8,156,977
*     LifePoint Hospitals, Inc.                                     42,949   2,217,886
#*    Ligand Pharmaceuticals, Inc. Class B                           1,514      78,365
*     Luminex Corp.                                                 28,372     553,254
*     Magellan Health Services, Inc.                                26,577   1,560,070
*     Mallinckrodt P.L.C.                                            9,565     401,826
#     Masimo Corp.                                                  41,571   1,065,049
*     Mast Therapeutics, Inc.                                        9,644       4,726
(d)*  Maxygen, Inc.                                                 18,827         565
      McKesson Corp.                                                53,395   8,347,774
*     MedAssets, Inc.                                               55,488   1,277,889
(d)*  MedCath Corp.                                                 11,283      15,458
*     Medical Action Industries, Inc.                               18,216     110,389
*     Medicines Co. (The)                                           44,085   1,495,363
#*    MediciNova, Inc.                                               1,657       4,093
*     Medidata Solutions, Inc.                                       9,417   1,038,789
#*    Medivation, Inc.                                              41,241   2,468,686
#*    MEDNAX, Inc.                                                  48,955   5,337,074
      Medtronic, Inc.                                              214,026  12,285,092
      Merck & Co., Inc.                                            801,185  36,125,432
#     Meridian Bioscience, Inc.                                     12,920     319,382
*     Merit Medical Systems, Inc.                                   37,307     596,539
*     Mettler-Toledo International, Inc.                             8,800   2,177,648
*     Misonix, Inc.                                                  2,220       9,280
*     Molina Healthcare, Inc.                                       45,300   1,433,292
#*    Momenta Pharmaceuticals, Inc.                                 46,247     757,988
*     MWI Veterinary Supply, Inc.                                    7,765   1,231,840
*     Mylan, Inc.                                                  181,213   6,862,536
#*    Myriad Genetics, Inc.                                         60,906   1,484,888
*     Nanosphere, Inc.                                              11,930      23,264
#     National Healthcare Corp.                                     11,008     532,567
*     National Research Corp. Class A                               11,661     204,534
#     National Research Corp. Class B                                1,943      54,385
*     Natus Medical, Inc.                                           30,208     596,004
#*    Neogen Corp.                                                  13,047     603,032

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Health Care -- (Continued)
*   NPS Pharmaceuticals, Inc.                                        3,990 $   114,832
*   NuVasive, Inc.                                                  44,228   1,405,566
    Omnicare, Inc.                                                  95,436   5,263,295
*   Omnicell, Inc.                                                  33,417     770,930
#*  OncoGenex Pharmaceutical, Inc.                                   1,100       7,733
#*  Opko Health, Inc.                                              106,473   1,066,859
#*  OraSure Technologies, Inc.                                      17,252     112,483
*   Orthofix International NV                                       12,389     253,851
#*  Osiris Therapeutics, Inc.                                        7,871     104,763
#   Owens & Minor, Inc.                                             62,089   2,323,370
#*  Pacific Biosciences of California, Inc.                         27,980     114,998
#   Pain Therapeutics, Inc.                                         19,386      70,953
#*  PAREXEL International Corp.                                     42,347   1,935,681
    Patterson Cos., Inc.                                            74,320   3,159,343
*   PDI, Inc.                                                       10,224      48,768
#   PDL BioPharma, Inc.                                             98,354     795,684
    PerkinElmer, Inc.                                              112,422   4,276,533
#*  Pernix Therapeutics Holdings                                     3,056       6,387
    Perrigo Co.                                                     28,211   3,890,015
    Pfizer, Inc.                                                 2,220,281  68,118,221
*   PharMerica Corp.                                                25,165     371,435
#*  PhotoMedex, Inc.                                                 5,223      66,019
#*  Pozen, Inc.                                                     24,054     151,179
#*  Progenics Pharmaceuticals, Inc.                                 32,363     117,801
*   ProPhase Labs, Inc.                                              3,827       6,353
*   Providence Service Corp. (The)                                  10,710     320,122
#*  pSivida Corp.                                                    6,147      15,060
    Psychemedics Corp.                                                 400       5,596
#   Quality Systems, Inc.                                           48,767   1,112,863
#   Quest Diagnostics, Inc.                                        114,806   6,878,027
#   Questcor Pharmaceuticals, Inc.                                  23,945   1,469,505
#*  Quidel Corp.                                                    26,958     665,863
#*  RadNet, Inc.                                                    17,856      43,747
*   Regeneron Pharmaceuticals, Inc.                                 26,202   7,535,695
#*  Repligen Corp.                                                  24,640     269,562
#   ResMed, Inc.                                                    42,135   2,180,065
*   Retractable Technologies, Inc.                                   2,700       6,723
#*  Rigel Pharmaceuticals, Inc.                                     41,025     126,767
*   Rochester Medical Corp.                                          8,952     178,861
*   RTI Biologics, Inc.                                             47,690     133,055
*   Sagent Pharmaceuticals, Inc.                                       469      10,173
*   Salix Pharmaceuticals, Ltd.                                     36,039   2,585,798
#*  Sangamo Biosciences, Inc.                                        9,721      91,086
#*  Santarus, Inc.                                                  32,899     767,534
*   Sciclone Pharmaceuticals, Inc.                                  54,788     259,147
#*  Seattle Genetics, Inc.                                          48,892   1,888,698
    Select Medical Holdings Corp.                                  113,123     959,283
*   Sirona Dental Systems, Inc.                                     41,004   2,962,539
*   Skilled Healthcare Group, Inc. Class A                          15,845      67,500
#*  Solta Medical, Inc.                                             49,675      91,899
    Span-America Medical Systems, Inc.                               1,628      30,688
*   Special Diversified Opportunities, Inc.                          6,364       7,064

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
*   Spectranetics Corp.                                           11,818 $    246,878
#   Spectrum Pharmaceuticals, Inc.                                39,588      340,061
    St Jude Medical, Inc.                                         81,599    4,682,967
*   Staar Surgical Co.                                             7,839      103,788
#*  Stereotaxis, Inc.                                              1,899        8,299
    STERIS Corp.                                                  43,535    1,967,347
    Stryker Corp.                                                 60,685    4,482,194
#*  Sucampo Pharmaceuticals, Inc. Class A                          7,466       46,289
*   SunLink Health Systems, Inc.                                   2,605        2,097
*   SurModics, Inc.                                               12,999      306,516
*   Symmetry Medical, Inc.                                        31,939      258,706
#*  Synageva BioPharma Corp.                                         385       19,558
*   Targacept, Inc.                                                1,592        7,562
*   Taro Pharmaceutical Industries, Ltd.                           1,782      139,620
*   Team Health Holdings, Inc.                                    33,703    1,464,058
    Techne Corp.                                                  29,261    2,557,119
#   Teleflex, Inc.                                                40,334    3,717,988
*   Tenet Healthcare Corp.                                        81,518    3,846,834
#*  Theravance, Inc.                                              43,501    1,593,877
    Thermo Fisher Scientific, Inc.                               121,668   11,896,697
*   Thoratec Corp.                                                45,094    1,947,610
*   Tornier NV                                                    14,503      311,960
#*  Transcept Pharmaceuticals, Inc.                                9,901       36,436
*   Triple-S Management Corp. Class B                             20,296      361,472
#*  United Therapeutics Corp.                                     38,507    3,408,640
    UnitedHealth Group, Inc.                                     344,956   23,546,697
    Universal American Corp.                                      80,319      595,967
    Universal Health Services, Inc. Class B                       67,085    5,404,368
#*  Uroplasty, Inc.                                                2,100        6,363
    US Physical Therapy, Inc.                                      9,452      301,708
#   Utah Medical Products, Inc.                                    2,567      142,879
*   Varian Medical Systems, Inc.                                  28,772    2,088,272
*   Vascular Solutions, Inc.                                      12,692      249,017
*   VCA Antech, Inc.                                              87,633    2,493,159
*   Vertex Pharmaceuticals, Inc.                                  50,604    3,610,089
#*  Vical, Inc.                                                   14,130       17,663
*   ViroPharma, Inc.                                              59,423    2,306,801
#*  Volcano Corp.                                                  4,371       83,792
*   Waters Corp.                                                  24,784    2,501,201
*   WellCare Health Plans, Inc.                                   43,141    2,876,642
    WellPoint, Inc.                                              106,927    9,067,410
    West Pharmaceutical Services, Inc.                            55,738    2,694,932
#*  Wright Medical Group, Inc.                                    47,031    1,277,832
#*  XenoPort, Inc.                                                22,266      116,451
#*  Zalicus, Inc.                                                  3,117       13,652
    Zimmer Holdings, Inc.                                        100,495    8,790,298
    Zoetis, Inc.                                                 548,666   17,370,766
                                                                         ------------
Total Health Care                                                         845,812,667
                                                                         ------------
Industrials -- (12.0%)
    3M Co.                                                       157,069   19,767,134
    AAON, Inc.                                                    26,106      705,123

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE+
                                                                  ------- ----------
Industrials -- (Continued)
     AAR Corp.                                                     35,816 $1,048,692
     ABM Industries, Inc.                                          54,733  1,505,705
#    Acacia Research Corp.                                         41,555    627,065
#*   ACCO Brands Corp.                                             82,552    482,929
*    Accuride Corp.                                                14,909     67,091
     Aceto Corp.                                                   27,568    439,710
     Acme United Corp.                                              1,000     14,640
     Acorn Energy, Inc.                                            10,523     39,566
*    Active Power, Inc.                                               360      1,069
#    Actuant Corp. Class A                                         68,866  2,586,607
#    Acuity Brands, Inc.                                           33,956  3,412,918
*    Adept Technology, Inc.                                         6,777     56,385
#    ADT Corp. (The)                                              155,331  6,736,705
#*   Advisory Board Co. (The)                                      14,604  1,001,834
*    AECOM Technology Corp.                                       101,169  3,215,151
*    Aegion Corp.                                                  38,389    786,975
*    AeroCentury Corp.                                                691     13,820
#*   Aerovironment, Inc.                                           22,152    600,541
     AGCO Corp.                                                    71,577  4,178,665
*    Air Transport Services Group, Inc.                            57,918    419,326
     Aircastle, Ltd.                                               39,578    746,837
     Alamo Group, Inc.                                             11,449    540,278
     Alaska Air Group, Inc.                                        68,531  4,842,400
     Albany International Corp. Class A                            28,257  1,040,140
     Allegiant Travel Co.                                          14,991  1,563,112
     Alliant Techsystems, Inc.                                     32,043  3,488,521
(d)  Allied Defense Group, Inc. (The)                               3,200     16,800
     Allied Motion Technologies, Inc.                               5,104     48,743
#    Altra Holdings, Inc.                                          22,993    698,297
     AMERCO                                                        17,789  3,592,133
#*   Ameresco, Inc. Class A                                        19,615    205,173
#    American Railcar Industries, Inc.                             19,392    794,296
     American Science & Engineering, Inc.                           5,659    372,249
#*   American Superconductor Corp.                                  8,960     19,533
*    American Woodmark Corp.                                       11,864    402,427
     AMETEK, Inc.                                                  71,134  3,402,339
     Ampco-Pittsburgh Corp.                                         7,591    139,750
*    AMREP Corp.                                                    3,360     27,048
#    AO Smith Corp.                                                63,322  3,270,581
     Apogee Enterprises, Inc.                                      26,535    830,015
     Applied Industrial Technologies, Inc.                         33,512  1,585,453
*    ARC Document Solutions, Inc.                                  37,385    233,282
     Argan, Inc.                                                   11,189    248,955
     Arkansas Best Corp.                                           24,176    661,697
*    Armstrong World Industries, Inc.                              42,038  2,246,090
*    Arotech Corp.                                                    901      1,487
#*   Ascent Solar Technologies, Inc.                               14,292     13,434
     Astec Industries, Inc.                                        21,917    741,014
*    Astronics Corp.                                                8,450    414,557
#*   Astronics Corp. Class B                                        1,690     81,610
*    Atlas Air Worldwide Holdings, Inc.                            24,912    922,491
*    Avalon Holdings Corp. Class A                                    500      2,590

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Avis Budget Group, Inc.                                      107,325 $ 3,362,492
    AZZ, Inc.                                                     18,974     851,933
*   B/E Aerospace, Inc.                                           54,163   4,395,869
#   Babcock & Wilcox Co. (The)                                    88,149   2,839,279
    Baltic Trading, Ltd.                                           8,669      38,837
    Barnes Group, Inc.                                            53,195   1,890,550
    Barrett Business Services, Inc.                                7,132     593,882
*   Beacon Roofing Supply, Inc.                                   36,860   1,279,411
    Belden, Inc.                                                  34,567   2,324,976
*   Blount International, Inc.                                    29,488     359,164
*   BlueLinx Holdings, Inc.                                       25,832      48,048
    Boeing Co. (The)                                             168,655  22,009,477
    Brady Corp. Class A                                           43,578   1,272,042
*   Breeze-Eastern Corp.                                           4,762      44,406
#   Briggs & Stratton Corp.                                       43,930     805,676
    Brink's Co. (The)                                             36,994   1,161,612
*   Broadwind Energy, Inc.                                           488       3,562
#*  Builders FirstSource, Inc.                                    59,256     439,087
*   CAI International, Inc.                                       16,201     354,640
    Carlisle Cos., Inc.                                           58,159   4,226,996
*   Casella Waste Systems, Inc. Class A                           19,206     113,507
    Caterpillar, Inc.                                            141,148  11,766,097
#*  CBIZ, Inc.                                                    49,777     406,180
    CDI Corp.                                                     16,021     257,137
    Ceco Environmental Corp.                                      14,425     254,601
    Celadon Group, Inc.                                           20,811     385,836
#   CH Robinson Worldwide, Inc.                                   48,744   2,911,967
#*  Chart Industries, Inc.                                        22,703   2,439,891
    Chicago Bridge & Iron Co. NV                                  47,797   3,541,280
    Chicago Rivet & Machine Co.                                      474      15,737
#   Cintas Corp.                                                  87,943   4,728,695
    CIRCOR International, Inc.                                    16,096   1,187,402
    CLARCOR, Inc.                                                 32,969   1,928,027
#*  Clean Harbors, Inc.                                           37,698   2,327,852
*   CNH Industrial NV                                            172,891   2,028,011
    Coleman Cable, Inc.                                            8,443     207,698
*   Colfax Corp.                                                  81,134   4,540,259
*   Columbus McKinnon Corp.                                       18,180     472,862
    Comfort Systems USA, Inc.                                     36,120     672,916
#*  Command Security Corp.                                         4,000       6,120
#*  Commercial Vehicle Group, Inc.                                14,342     112,872
    Compx International, Inc.                                      1,315      18,660
    Con-way, Inc.                                                 49,925   2,056,910
*   Consolidated Graphics, Inc.                                    9,127     584,949
    Copa Holdings SA Class A                                       8,409   1,257,482
*   Copart, Inc.                                                  76,454   2,464,112
    Corporate Executive Board Co. (The)                           13,793   1,005,510
*   Costa, Inc.                                                    9,465     190,436
    Courier Corp.                                                  8,848     150,328
    Covanta Holding Corp.                                        129,394   2,221,695
*   Covenant Transportation Group, Inc. Class A                    7,022      45,854
#*  CPI Aerostructures, Inc.                                       4,216      52,278

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   CRA International, Inc.                                        6,991 $   133,179
    Crane Co.                                                     44,644   2,834,894
    CSX Corp.                                                    347,122   9,045,999
    Cubic Corp.                                                   26,200   1,375,500
    Cummins, Inc.                                                 41,779   5,306,769
    Curtiss-Wright Corp.                                          46,769   2,328,161
    Danaher Corp.                                                171,472  12,361,416
    Deere & Co.                                                   78,336   6,411,018
    Delta Air Lines, Inc.                                        225,059   5,937,056
#   Deluxe Corp.                                                  39,179   1,844,939
*   DigitalGlobe, Inc.                                            74,920   2,383,954
*   Dolan Co. (The)                                               21,986      56,504
    Donaldson Co., Inc.                                           37,695   1,493,099
#   Douglas Dynamics, Inc.                                        20,968     318,085
    Dover Corp.                                                  107,673   9,883,305
*   Ducommun, Inc.                                                 9,171     227,991
#   Dun & Bradstreet Corp. (The)                                  30,908   3,362,481
*   DXP Enterprises, Inc.                                         10,252     942,159
*   Dycom Industries, Inc.                                        33,593     996,032
    Dynamic Materials Corp.                                       11,637     257,178
#*  Eagle Bulk Shipping, Inc.                                      5,847      32,509
    Eastern Co. (The)                                              2,746      45,446
    Eaton Corp. P.L.C.                                           159,991  11,288,965
#*  Echo Global Logistics, Inc.                                   18,120     333,589
    Ecology and Environment, Inc. Class A                          1,746      19,206
    EMCOR Group, Inc.                                             65,833   2,439,771
    Emerson Electric Co.                                         175,386  11,745,600
    Encore Wire Corp.                                             20,616   1,021,110
#*  Energy Recovery, Inc.                                         34,173     199,570
#*  EnerNOC, Inc.                                                 26,936     447,946
    EnerSys, Inc.                                                 48,288   3,203,909
*   Engility Holdings, Inc.                                       12,285     380,466
    Ennis, Inc.                                                   20,180     358,195
#*  EnPro Industries, Inc.                                        19,984   1,192,445
    EnviroStar, Inc.                                                 100         300
    Equifax, Inc.                                                 52,195   3,375,451
    ESCO Technologies, Inc.                                       23,388     843,839
#   Espey Manufacturing & Electronics Corp.                        1,489      48,393
*   Esterline Technologies Corp.                                  30,614   2,454,018
    Exelis, Inc.                                                 174,241   2,873,234
    Expeditors International of Washington, Inc.                  56,729   2,569,256
#   Exponent, Inc.                                                10,429     788,537
#   Fastenal Co.                                                  64,873   3,230,675
*   Federal Signal Corp.                                          50,581     692,454
    FedEx Corp.                                                  101,143  13,249,733
*   Flow International Corp.                                      38,810     154,852
    Flowserve Corp.                                               44,865   3,116,772
    Fluor Corp.                                                   54,753   4,063,768
    Fortune Brands Home & Security, Inc.                         125,096   5,389,136
    Forward Air Corp.                                             23,147     936,991
*   Franklin Covey Co.                                            14,953     281,116
    Franklin Electric Co., Inc.                                   37,133   1,405,484

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
    FreightCar America, Inc.                                        10,357 $   230,340
*   FTI Consulting, Inc.                                            37,899   1,537,941
*   Fuel Tech, Inc.                                                 16,148      73,150
*   Furmanite Corp.                                                 31,055     349,369
    G&K Services, Inc. Class A                                      17,855   1,114,152
    GATX Corp.                                                      42,839   2,208,350
#*  Genco Shipping & Trading, Ltd.                                  32,587      87,007
*   Gencor Industries, Inc.                                          2,365      21,592
#*  GenCorp, Inc.                                                   39,369     661,399
    Generac Holdings, Inc.                                          43,982   2,170,512
#   General Cable Corp.                                             45,033   1,482,937
    General Dynamics Corp.                                          91,455   7,922,747
    General Electric Co.                                         3,541,296  92,569,477
*   Genesee & Wyoming, Inc. Class A                                 50,817   5,073,569
*   Gibraltar Industries, Inc.                                      26,691     427,323
    Global Power Equipment Group, Inc.                              10,773     219,338
#*  Goldfield Corp. (The)                                           11,623      22,084
#   Gorman-Rupp Co. (The)                                           14,325     583,601
*   GP Strategies Corp.                                             14,673     411,137
    Graco, Inc.                                                     25,734   1,988,209
#*  GrafTech International, Ltd.                                   121,512   1,081,457
    Graham Corp.                                                     8,088     297,719
    Granite Construction, Inc.                                      37,926   1,226,906
    Great Lakes Dredge & Dock Corp.                                 56,726     460,615
#*  Greenbrier Cos., Inc.                                           26,703     708,698
    Griffon Corp.                                                   54,692     685,291
*   H&E Equipment Services, Inc.                                    28,837     721,790
    Hardinge, Inc.                                                   9,375     138,656
    Harsco Corp.                                                    73,459   2,048,037
#*  Hawaiian Holdings, Inc.                                         49,733     410,297
#   Healthcare Services Group, Inc.                                  2,110      57,793
    Heartland Express, Inc.                                         66,637     956,907
#   HEICO Corp.                                                     20,870   1,118,215
    HEICO Corp. Class A                                             29,554   1,151,414
    Heidrick & Struggles International, Inc.                        13,769     255,002
#*  Heritage-Crystal Clean, Inc.                                     4,417      78,048
    Herman Miller, Inc.                                             38,082   1,155,408
*   Hertz Global Holdings, Inc.                                    291,459   6,691,899
*   Hexcel Corp.                                                    79,026   3,343,590
*   Hill International, Inc.                                        26,258      90,328
    HNI Corp.                                                       35,223   1,368,414
    Honeywell International, Inc.                                  184,868  16,033,602
#   Houston Wire & Cable Co.                                        17,436     241,837
*   Hub Group, Inc. Class A                                         33,279   1,222,338
    Hubbell, Inc. Class A                                            4,100     396,880
    Hubbell, Inc. Class B                                           27,464   2,953,479
*   Hudson Global, Inc.                                             23,996      77,987
    Huntington Ingalls Industries, Inc.                             39,545   2,829,445
    Hurco Cos., Inc.                                                 4,582     112,213
*   Huron Consulting Group, Inc.                                    21,075   1,234,363
*   Huttig Building Products, Inc.                                   2,588       6,470
    Hyster-Yale Materials Handling, Inc.                            11,128     872,880

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   ICF International, Inc.                                       15,651 $   541,838
    IDEX Corp.                                                    65,124   4,503,325
*   IHS, Inc. Class A                                             20,296   2,213,279
*   II-VI, Inc.                                                   62,581   1,067,632
    Illinois Tool Works, Inc.                                     94,072   7,411,933
    Ingersoll-Rand P.L.C.                                        174,920  11,812,348
#*  InnerWorkings, Inc.                                           35,203     336,893
#*  Innotrac Corp.                                                 1,251       8,394
#   Innovative Solutions & Support, Inc.                          10,802      85,120
    Insperity, Inc.                                               20,259     783,416
    Insteel Industries, Inc.                                      15,967     264,893
*   Integrated Electrical Services, Inc.                           5,698      26,553
#   Interface, Inc.                                               50,093   1,014,383
#   International Shipholding Corp.                                3,805      94,440
#   Intersections, Inc.                                           13,979     119,800
    Iron Mountain, Inc.                                           73,553   1,952,097
    ITT Corp.                                                     71,918   2,857,302
*   Jacobs Engineering Group, Inc.                                97,903   5,954,460
    JB Hunt Transport Services, Inc.                              33,278   2,496,848
#*  JetBlue Airways Corp.                                        249,309   1,767,601
    John Bean Technologies Corp.                                  17,119     465,294
#   Joy Global, Inc.                                              26,743   1,517,665
    Kadant, Inc.                                                   7,600     272,080
    Kaman Corp.                                                   50,489   1,877,181
    Kansas City Southern                                          54,035   6,566,333
    KAR Auction Services, Inc.                                   136,028   4,042,752
    KBR, Inc.                                                    145,356   5,020,596
    Kelly Services, Inc. Class A                                  35,712     744,952
    Kelly Services, Inc. Class B                                     319       6,830
#   Kennametal, Inc.                                              77,107   3,546,922
*   Key Technology, Inc.                                           3,418      49,458
    Kforce, Inc.                                                  29,749     585,758
    Kimball International, Inc. Class B                           25,934     303,428
#*  Kirby Corp.                                                   56,906   5,035,612
#   Knight Transportation, Inc.                                   80,241   1,361,690
    Knoll, Inc.                                                   35,055     575,603
*   Korn/Ferry International                                      48,684   1,158,679
#*  Kratos Defense & Security Solutions, Inc.                     54,740     464,195
    L-3 Communications Holdings, Inc.                             65,147   6,544,016
    Landstar System, Inc.                                         16,821     930,033
*   Lawson Products, Inc.                                          5,743      75,348
*   Layne Christensen Co.                                         19,805     383,029
    LB Foster Co. Class A                                          9,200     430,100
    Lennox International, Inc.                                    28,450   2,220,807
    Lincoln Electric Holdings, Inc.                               59,903   4,147,684
#   Lindsay Corp.                                                  9,181     697,848
#*  LMI Aerospace, Inc.                                            9,060     142,242
    Lockheed Martin Corp.                                         63,470   8,463,090
    LS Starrett Co. (The) Class A                                  4,692      53,348
    LSI Industries, Inc.                                          17,359     159,876
*   Luna Innovations, Inc.                                            90         130
*   Lydall, Inc.                                                  12,907     235,166

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Magnetek, Inc.                                                   590 $    10,691
#*  Manitex International, Inc.                                    2,000      25,860
#   Manitowoc Co., Inc. (The)                                     99,777   1,941,660
    Manpowergroup, Inc.                                           71,498   5,583,994
    Marten Transport, Ltd.                                        32,103     566,297
    Masco Corp.                                                  154,400   3,262,472
#*  MasTec, Inc.                                                  74,055   2,367,538
    Mastech Holdings, Inc.                                         1,130      16,475
    Matson, Inc.                                                  42,724   1,157,393
    McGrath RentCorp                                              21,730     775,109
*   Meritor, Inc.                                                 73,179     502,740
*   Metalico, Inc.                                                29,181      47,857
*   Mfri, Inc.                                                     3,034      35,923
*   Middleby Corp.                                                13,687   3,115,846
    Miller Industries, Inc.                                        8,825     165,381
    Mine Safety Appliances Co.                                    29,013   1,397,266
*   Mistras Group, Inc.                                           18,236     334,813
*   Mobile Mini, Inc.                                             45,488   1,643,027
*   Moog, Inc. Class A                                            41,589   2,484,111
*   Moog, Inc. Class B                                             3,215     194,443
*   MRC Global, Inc.                                              32,113     897,558
    MSC Industrial Direct Co., Inc. Class A                       27,708   2,116,060
    Mueller Industries, Inc.                                      31,214   1,881,892
    Mueller Water Products, Inc. Class A                         127,169   1,089,838
#   Multi-Color Corp.                                              9,446     329,004
*   MYR Group, Inc.                                               19,269     509,665
    National Presto Industries, Inc.                               5,789     408,414
#*  National Technical Systems, Inc.                               4,603     105,363
*   Navigant Consulting, Inc.                                     48,916     848,693
#*  Navistar International Corp.                                  64,227   2,322,448
#*  NCI Building Systems, Inc.                                    10,711     154,560
    Nielsen Holdings NV                                          265,474  10,470,295
    NL Industries, Inc.                                           32,061     373,831
    NN, Inc.                                                      17,391     279,647
    Nordson Corp.                                                 26,865   1,936,698
    Norfolk Southern Corp.                                       106,333   9,146,765
*   Nortek, Inc.                                                     880      61,750
    Northrop Grumman Corp.                                        70,930   7,625,684
*   Northwest Pipe Co.                                             7,977     287,411
#*  Ocean Power Technologies, Inc.                                 5,515      12,960
*   Old Dominion Freight Line, Inc.                               56,930   2,670,017
#   Omega Flex, Inc.                                               3,648      74,200
*   On Assignment, Inc.                                           42,076   1,421,748
*   Orbital Sciences Corp.                                        57,966   1,337,276
*   Orion Energy Systems, Inc.                                    13,505      57,396
*   Orion Marine Group, Inc.                                      13,198     164,975
*   Oshkosh Corp.                                                 88,042   4,189,919
*   Owens Corning                                                108,316   3,891,794
    PACCAR, Inc.                                                  75,277   4,185,401
*   Pacer International, Inc.                                     33,338     266,037
    Pall Corp.                                                    33,841   2,724,877
    PAM Transportation Services, Inc.                              4,978      86,617

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Park-Ohio Holdings Corp.                                       9,331 $  386,397
    Parker Hannifin Corp.                                         64,362  7,512,333
#*  Patrick Industries, Inc.                                       7,925    247,894
*   Patriot Transportation Holding, Inc.                           4,366    161,411
#*  Pendrell Corp.                                               103,176    230,082
    Pentair, Ltd.                                                148,325  9,951,124
*   PGT, Inc.                                                     38,073    397,863
    Pike Electric Corp.                                           31,344    338,829
#   Pitney Bowes, Inc.                                            83,168  1,774,805
#*  Plug Power, Inc.                                                 784        455
#*  PMFG, Inc.                                                     6,463     50,670
#*  Polypore International, Inc.                                  32,355  1,462,446
*   Powell Industries, Inc.                                       10,710    672,909
*   PowerSecure International, Inc.                               16,905    305,642
    Precision Castparts Corp.                                     32,096  8,134,731
    Preformed Line Products Co.                                    4,237    355,993
    Primoris Services Corp.                                       40,958  1,066,546
#*  Proto Labs, Inc.                                               6,929    581,066
    Providence and Worcester Railroad Co.                          1,227     25,117
    Quad/Graphics, Inc.                                            4,393    153,404
*   Quality Distribution, Inc.                                    20,913    214,986
#   Quanex Building Products Corp.                                35,157    625,091
*   Quanta Services, Inc.                                        158,715  4,794,780
#   Raven Industries, Inc.                                        17,609    587,436
    Raytheon Co.                                                  90,859  7,484,056
*   RBC Bearings, Inc.                                            17,157  1,180,230
    RCM Technologies, Inc.                                         7,192     46,388
#*  Real Goods Solar, Inc. Class A                                 4,310     14,439
    Regal-Beloit Corp.                                            40,129  2,942,660
*   Republic Airways Holdings, Inc.                               41,632    490,425
    Republic Services, Inc.                                      266,181  8,909,078
    Resources Connection, Inc.                                    39,666    506,138
*   Roadrunner Transportation Systems, Inc.                       37,676    998,414
    Robert Half International, Inc.                               54,256  2,090,484
    Rockwell Automation, Inc.                                     41,898  4,625,958
    Rockwell Collins, Inc.                                        40,018  2,794,457
    Rollins, Inc.                                                 44,529  1,230,782
    Roper Industries, Inc.                                        37,266  4,725,701
*   RPX Corp.                                                     52,348    934,935
    RR Donnelley & Sons Co.                                      149,640  2,778,815
*   Rush Enterprises, Inc. Class A                                27,316    781,784
*   Rush Enterprises, Inc. Class B                                 2,881     70,037
    Ryder System, Inc.                                            55,840  3,675,947
*   Saia, Inc.                                                    19,057    619,924
    Schawk, Inc.                                                  16,375    239,403
*   Sensata Technologies Holding NV                               53,346  2,007,410
    Servotronics, Inc.                                               389      3,283
    SIFCO Industries, Inc.                                         3,251     72,107
    Simpson Manufacturing Co., Inc.                               49,610  1,758,675
    SkyWest, Inc.                                                 44,565    670,258
    SL Industries, Inc.                                            4,724    127,548
    Snap-on, Inc.                                                 38,814  4,039,373

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Southwest Airlines Co.                                       508,666 $ 8,759,229
*   Sparton Corp.                                                  6,370     168,104
*   Spirit Aerosystems Holdings, Inc. Class A                    119,099   3,178,752
*   Spirit Airlines, Inc.                                         57,629   2,486,691
    SPX Corp.                                                     45,481   4,125,582
*   Standard Parking Corp.                                         7,985     211,363
*   Standard Register Co. (The)                                    2,977      25,305
    Standex International Corp.                                    9,693     596,216
    Stanley Black & Decker, Inc.                                 117,142   9,264,761
    Steelcase, Inc. Class A                                       69,099   1,132,533
*   Stericycle, Inc.                                              25,906   3,010,277
*   Sterling Construction Co., Inc.                               11,349     108,950
    Sun Hydraulics Corp.                                          18,047     716,105
*   Supreme Industries, Inc. Class A                               5,876      35,961
#*  Swift Transportation Co.                                      69,586   1,516,279
    Sypris Solutions, Inc.                                        12,624      40,271
#   TAL International Group, Inc.                                 33,738   1,629,883
*   Taser International, Inc.                                     32,983     586,108
*   Team, Inc.                                                    14,115     526,348
*   Tecumseh Products Co. Class A                                  8,422      65,692
*   Tecumseh Products Co. Class B                                  4,050      29,525
*   Teledyne Technologies, Inc.                                   24,127   2,142,960
#   Tennant Co.                                                   14,214     862,648
*   Terex Corp.                                                  111,716   3,904,474
#*  Tetra Tech, Inc.                                              58,641   1,532,289
#   Textainer Group Holdings, Ltd.                                50,784   1,924,714
    Textron, Inc.                                                148,525   4,276,035
*   Thermon Group Holdings, Inc.                                   5,628     132,314
    Timken Co.                                                    66,556   3,514,822
#   Titan International, Inc.                                     48,369     701,351
#*  Titan Machinery, Inc.                                         18,690     329,692
    Toro Co. (The)                                                31,166   1,836,924
    Towers Watson & Co. Class A                                   34,849   4,001,014
    TransDigm Group, Inc.                                         23,622   3,434,875
*   TRC Cos., Inc.                                                15,862     121,979
#*  Trex Co., Inc.                                                 9,200     646,024
*   Trimas Corp.                                                  35,168   1,331,460
#   Trinity Industries, Inc.                                      84,869   4,296,917
    Triumph Group, Inc.                                           50,187   3,595,899
*   TrueBlue, Inc.                                                33,359     823,967
*   Tufco Technologies, Inc.                                         510       2,576
*   Tutor Perini Corp.                                            47,391   1,087,623
    Twin Disc, Inc.                                                9,700     250,939
    Tyco International, Ltd.                                     131,362   4,801,281
*   Ultralife Corp.                                               11,666      45,497
    UniFirst Corp.                                                14,507   1,491,610
    Union Pacific Corp.                                          158,185  23,949,209
*   United Continental Holdings, Inc.                            187,563   6,367,764
    United Parcel Service, Inc. Class B                          171,418  16,840,104
#*  United Rentals, Inc.                                          86,006   5,555,128
#   United Stationers, Inc.                                       39,074   1,736,449
    United Technologies Corp.                                    215,910  22,940,437

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
    Universal Forest Products, Inc.                               15,510 $    820,789
*   Universal Security Instruments, Inc.                           1,135        5,420
#   Universal Truckload Services, Inc.                            12,449      331,890
    URS Corp.                                                     74,343    4,030,877
#*  US Airways Group, Inc.                                       114,796    2,522,068
    US Ecology, Inc.                                              14,371      510,889
*   USA Truck, Inc.                                                6,922       91,924
#*  USG Corp.                                                     53,275    1,454,940
    UTi Worldwide, Inc.                                          105,872    1,609,254
#   Valmont Industries, Inc.                                      18,163    2,551,901
*   Verisk Analytics, Inc. Class A                                51,448    3,525,217
*   Versar, Inc.                                                   4,038       19,100
    Viad Corp.                                                    17,669      471,762
*   Vicor Corp.                                                   15,288      134,687
*   Virco Manufacturing Corp.                                      6,445       13,083
*   Volt Information Sciences, Inc.                               10,850       94,395
    VSE Corp.                                                      3,584      156,979
#*  Wabash National Corp.                                         53,522      624,067
*   WABCO Holdings, Inc.                                          24,990    2,141,143
    Wabtec Corp.                                                  62,832    4,096,018
#   Waste Connections, Inc.                                      109,765    4,691,356
    Waste Management, Inc.                                       114,999    5,007,056
    Watsco, Inc.                                                  23,787    2,266,663
    Watsco, Inc. Class B                                           2,268      216,889
    Watts Water Technologies, Inc. Class A                        28,705    1,658,575
#   Werner Enterprises, Inc.                                      68,119    1,577,636
*   Wesco Aircraft Holdings, Inc.                                 12,003      219,895
#*  WESCO International, Inc.                                     43,356    3,705,204
*   Willdan Group, Inc.                                            3,604       13,767
*   Willis Lease Finance Corp.                                     4,420       77,041
    Woodward, Inc.                                                53,457    2,143,091
    WW Grainger, Inc.                                             12,613    3,392,519
*   XPO Logistics, Inc.                                           14,260      287,767
    Xylem, Inc.                                                   93,860    3,238,170
#*  YRC Worldwide, Inc.                                            8,409       79,717
                                                                         ------------
Total Industrials                                                         997,694,117
                                                                         ------------
Information Technology -- (14.8%)
#*  3D Systems Corp.                                              42,720    2,658,893
*   Accelrys, Inc.                                                49,662      464,340
    Accenture P.L.C. Class A                                     180,017   13,231,249
*   ACI Worldwide, Inc.                                           32,508    1,791,841
*   Active Network, Inc. (The)                                     2,425       35,017
    Activision Blizzard, Inc.                                    197,862    3,292,424
*   Actuate Corp.                                                 36,962      296,066
*   Acxiom Corp.                                                  65,750    2,184,872
*   ADDvantage Technologies Group, Inc.                            3,642        9,651
*   Adobe Systems, Inc.                                          109,076    5,911,919
#   ADTRAN, Inc.                                                  51,470    1,208,516
*   Advanced Energy Industries, Inc.                              38,979      813,882
#*  Advanced Micro Devices, Inc.                                 375,926    1,255,593
    Advent Software, Inc.                                         41,493    1,392,090

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Information Technology -- (Continued)
*   Aehr Test Systems                                                788 $      2,009
*   Aeroflex Holding Corp.                                         6,134       47,539
*   Aetrium, Inc.                                                    207          735
*   Agilysys, Inc.                                                18,455      216,846
*   Akamai Technologies, Inc.                                     72,284    3,233,986
#*  Alliance Data Systems Corp.                                   15,296    3,626,070
*   Alpha & Omega Semiconductor, Ltd.                             15,468      113,844
    Altera Corp.                                                  68,041    2,286,178
    Amdocs, Ltd.                                                 121,033    4,653,719
    American Software, Inc. Class A                               17,465      152,819
*   Amkor Technology, Inc.                                       135,464      719,314
    Amphenol Corp. Class A                                        48,943    3,929,633
*   Amtech Systems, Inc.                                           7,913       63,304
#*  ANADIGICS, Inc.                                               59,417      120,022
    Analog Devices, Inc.                                         102,347    5,045,707
*   Anaren, Inc.                                                  11,508      287,470
*   Anixter International, Inc.                                   26,166    2,236,931
*   ANSYS, Inc.                                                   27,239    2,382,051
#   AOL, Inc.                                                     75,754    2,745,325
    Apple, Inc.                                                  195,508  102,123,604
    Applied Materials, Inc.                                      361,152    6,446,563
*   Applied Micro Circuits Corp.                                  45,721      533,107
*   ARRIS Group, Inc.                                            104,391    1,864,423
*   Arrow Electronics, Inc.                                      102,391    4,916,816
*   Aruba Networks, Inc.                                          48,167      903,613
*   AsiaInfo-Linkage, Inc.                                        44,346      514,414
*   Aspen Technology, Inc.                                        40,839    1,561,275
    Astro-Med, Inc.                                                4,620       58,582
*   Atmel Corp.                                                  333,677    2,429,169
*   ATMI, Inc.                                                    32,872      898,720
*   Autobytel, Inc.                                                  267        2,176
*   Autodesk, Inc.                                                63,776    2,545,300
    Automatic Data Processing, Inc.                              103,175    7,735,030
    Avago Technologies, Ltd.                                      72,185    3,279,365
#*  AVG Technologies NV                                           20,013      402,261
*   Aviat Networks, Inc.                                          47,169       97,168
*   Avid Technology, Inc.                                         31,560      235,122
    Avnet, Inc.                                                  124,893    4,958,252
    AVX Corp.                                                     89,161    1,181,383
    Aware, Inc.                                                   12,087       63,215
*   Axcelis Technologies, Inc.                                    26,915       58,406
*   AXT, Inc.                                                     24,367       55,069
#   Badger Meter, Inc.                                             9,972      518,644
#*  Bankrate, Inc.                                                20,971      353,152
    Bel Fuse, Inc. Class A                                         1,700       35,054
    Bel Fuse, Inc. Class B                                         7,561      159,083
*   Benchmark Electronics, Inc.                                   43,736      994,119
    Black Box Corp.                                               13,595      340,419
    Blackbaud, Inc.                                               19,938      717,768
#*  Blucora, Inc.                                                 41,339      976,841
    Booz Allen Hamilton Holding Corp.                             48,102      952,420
#*  Bottomline Technologies de, Inc.                              28,928      908,918

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
    Broadcom Corp. Class A                                          79,770 $ 2,131,454
    Broadridge Financial Solutions, Inc.                            94,630   3,327,191
*   BroadVision, Inc.                                                3,362      32,578
*   Brocade Communications Systems, Inc.                           442,637   3,549,949
    Brooks Automation, Inc.                                         62,530     602,789
*   Bsquare Corp.                                                    4,926      15,862
*   BTU International, Inc.                                          5,073      16,792
    CA, Inc.                                                       328,482  10,432,588
*   Cabot Microelectronics Corp.                                    18,015     736,633
#*  CACI International, Inc. Class A                                21,582   1,553,472
#*  Cadence Design Systems, Inc.                                   226,920   2,943,152
*   CalAmp Corp.                                                    16,958     399,022
*   Calix, Inc.                                                     47,413     482,190
*   Cardtronics, Inc.                                               21,274     835,005
*   Cascade Microtech, Inc.                                          8,576      87,818
#   Cass Information Systems, Inc.                                   8,035     460,647
*   Ceva, Inc.                                                      21,122     302,678
*   Checkpoint Systems, Inc.                                        39,617     674,281
#*  China Information Technology, Inc.                              11,819      54,013
*   ChyronHego Corp.                                                 5,535       8,303
*   CIBER, Inc.                                                     93,231     303,001
#*  Ciena Corp.                                                     88,417   2,057,464
*   Cinedigm Corp.                                                   4,102       7,343
#*  Cirrus Logic, Inc.                                              48,645   1,091,107
    Cisco Systems, Inc.                                          1,871,862  42,116,895
*   Citrix Systems, Inc.                                            38,695   2,197,102
*   Clearfield, Inc.                                                 8,284     122,935
    Cognex Corp.                                                    69,150   2,160,937
*   Cognizant Technology Solutions Corp. Class A                    70,976   6,169,944
#*  Cogo Group, Inc.                                                 7,800      18,486
    Coherent, Inc.                                                  22,658   1,499,733
    Cohu, Inc.                                                      18,243     174,403
    Communications Systems, Inc.                                     6,855      78,216
*   CommVault Systems, Inc.                                         21,597   1,686,294
    Computer Sciences Corp.                                        114,779   5,654,014
    Computer Task Group, Inc.                                       12,978     222,313
    Compuware Corp.                                                178,883   1,910,470
*   comScore, Inc.                                                   7,532     201,255
    Comtech Telecommunications Corp.                                17,310     519,646
*   Comverse, Inc.                                                      87       2,747
#*  Concur Technologies, Inc.                                       33,247   3,477,636
    Concurrent Computer Corp.                                        5,951      43,859
*   Constant Contact, Inc.                                          23,636     612,409
    Convergys Corp.                                                 94,587   1,867,147
*   CoreLogic, Inc.                                                 93,931   3,125,084
*   Cornerstone OnDemand, Inc.                                       1,702      80,624
    Corning, Inc.                                                  497,751   8,506,565
*   CoStar Group, Inc.                                              21,425   3,792,011
*   Cray, Inc.                                                      35,502     793,825
#*  Cree, Inc.                                                     100,922   6,131,011
#*  Crexendo, Inc.                                                   4,054      12,567
    CSG Systems International, Inc.                                 32,091     894,055

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    CSP, Inc.                                                        709 $     5,360
    CTS Corp.                                                     30,923     575,786
*   CyberOptics Corp.                                              4,778      24,224
#   Cypress Semiconductor Corp.                                   27,030     250,838
    Daktronics, Inc.                                              33,104     395,924
#*  Datalink Corp.                                                17,533     180,064
*   Dealertrack Technologies, Inc.                                38,164   1,423,517
#*  Demand Media, Inc.                                            42,677     203,996
#*  Dice Holdings, Inc.                                           43,429     320,506
#   Diebold, Inc.                                                 61,433   1,840,533
*   Digi International, Inc.                                      22,616     227,969
    Digimarc Corp.                                                 4,419      93,064
*   Digital River, Inc.                                           33,441     596,587
*   Diodes, Inc.                                                  47,242   1,144,201
#   Dolby Laboratories, Inc. Class A                              39,752   1,420,736
*   Dot Hill Systems Corp.                                        26,438      76,670
*   DSP Group, Inc.                                               16,722     124,579
    DST Systems, Inc.                                             42,236   3,580,346
#*  DTS, Inc.                                                     14,394     287,880
*   Dynamics Research Corp.                                        6,203      45,902
    EarthLink, Inc.                                               86,005     435,185
*   eBay, Inc.                                                   254,864  13,433,881
#   Ebix, Inc.                                                    29,226     332,592
*   Echelon Corp.                                                  6,990      15,168
*   EchoStar Corp. Class A                                        41,970   2,012,881
*   Edgewater Technology, Inc.                                     5,900      40,415
*   Elecsys Corp.                                                     58         509
    Electro Rent Corp.                                            21,064     382,101
    Electro Scientific Industries, Inc.                           23,740     284,405
*   Electronic Arts, Inc.                                        182,771   4,797,739
*   Electronics for Imaging, Inc.                                 44,894   1,540,313
#*  Ellie Mae, Inc.                                               16,863     487,341
#   eMagin Corp.                                                   9,611      26,430
    EMC Corp.                                                    664,304  15,989,797
#*  Emcore Corp.                                                  15,932      84,918
*   Emulex Corp.                                                  91,883     691,879
*   Entegris, Inc.                                               138,054   1,428,859
#*  Entropic Communications, Inc.                                 76,455     327,227
*   Envestnet, Inc.                                                6,963     252,757
*   EPAM Systems, Inc.                                             4,784     179,256
    EPIQ Systems, Inc.                                            34,141     510,749
    ePlus, Inc.                                                    6,933     376,878
#*  Equinix, Inc.                                                 16,279   2,628,733
*   Euronet Worldwide, Inc.                                       42,025   1,823,885
*   Exar Corp.                                                    42,322     487,973
*   ExlService Holdings, Inc.                                     23,422     677,130
*   Extreme Networks                                              87,771     470,453
*   F5 Networks, Inc.                                             22,800   1,858,428
*   Fabrinet                                                      13,058     218,591
*   Facebook, Inc. Class A                                       349,947  17,588,336
#   FactSet Research Systems, Inc.                                19,460   2,119,972
    Fair Isaac Corp.                                              27,976   1,602,465

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
#*  Fairchild Semiconductor International, Inc.                  119,689 $ 1,516,460
#*  FalconStor Software, Inc.                                     21,742      32,178
*   FARO Technologies, Inc.                                       11,460     544,350
    FEI Co.                                                       33,154   2,953,358
    Fidelity National Information Services, Inc.                 215,155  10,488,806
*   Finisar Corp.                                                 87,719   2,018,414
#*  First Solar, Inc.                                            130,087   6,539,473
*   Fiserv, Inc.                                                  61,715   6,463,412
*   FleetCor Technologies, Inc.                                   55,064   6,351,632
    FLIR Systems, Inc.                                           130,061   3,704,137
*   FormFactor, Inc.                                              53,779     280,726
    Forrester Research, Inc.                                      15,969     619,757
*   Fortinet, Inc.                                                56,329   1,132,776
*   Freescale Semiconductor, Ltd.                                114,502   1,767,911
    Frequency Electronics, Inc.                                    5,169      57,428
#*  Fusion-io, Inc.                                               64,803     696,632
*   Gartner, Inc.                                                 30,850   1,818,607
*   Genpact, Ltd.                                                182,432   3,617,627
#*  GigOptix, Inc.                                                 1,174       1,644
*   Global Cash Access Holdings, Inc.                             51,909     430,845
    Global Payments, Inc.                                         54,250   3,226,790
    Globalscape, Inc.                                              7,843      13,137
*   Globecomm Systems, Inc.                                       19,386     271,986
*   Google, Inc. Class A                                          65,230  67,224,733
*   GSE Systems, Inc.                                             10,738      18,255
*   GSI Group, Inc.                                               25,444     253,931
*   GSI Technology, Inc.                                          18,402     129,182
#*  GT Advanced Technologies, Inc.                                72,222     541,665
#*  Guidance Software, Inc.                                        5,853      51,155
#*  Guidewire Software, Inc.                                      25,133   1,274,746
    Hackett Group, Inc. (The)                                     30,512     217,245
*   Harmonic, Inc.                                               104,319     762,572
    Harris Corp.                                                  58,839   3,645,664
*   Hauppauge Digital, Inc.                                        3,948       1,394
#   Heartland Payment Systems, Inc.                               26,526   1,072,977
    Hewlett-Packard Co.                                          642,686  15,662,258
*   Hittite Microwave Corp.                                       25,186   1,609,134
*   Hutchinson Technology, Inc.                                   19,571      72,804
    IAC/InterActiveCorp                                           85,223   4,550,056
*   ID Systems, Inc.                                               7,118      37,014
*   Identive Group, Inc.                                          29,569      18,921
*   IEC Electronics Corp.                                          5,002      21,509
*   iGATE Corp.                                                   36,872   1,174,004
#*  iGO, Inc.                                                        457       1,339
*   Ikanos Communications, Inc.                                    4,543       5,951
*   Imation Corp.                                                 27,305     126,968
*   Immersion Corp.                                                9,931     126,322
*   Infinera Corp.                                                91,317     932,347
*   Informatica Corp.                                             85,997   3,319,484
*   Ingram Micro, Inc. Class A                                   152,930   3,543,388
*   Innodata, Inc.                                                13,032      31,277
*   Inphi Corp.                                                   14,487     213,538

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Insight Enterprises, Inc.                                       41,599 $   876,491
*   Integrated Device Technology, Inc.                             145,003   1,542,832
*   Integrated Silicon Solution, Inc.                               27,068     291,793
    Intel Corp.                                                  1,702,035  41,580,715
#*  Intellicheck Mobilisa, Inc.                                      4,118       1,853
*   Interactive Intelligence Group, Inc.                             6,712     412,452
    InterDigital, Inc.                                              29,340   1,136,925
*   Internap Network Services Corp.                                 47,600     346,052
    International Business Machines Corp.                          236,758  42,429,401
*   International Rectifier Corp.                                   69,826   1,818,269
*   Interphase Corp.                                                 2,397       9,756
    Intersil Corp. Class A                                         124,626   1,390,826
#   inTEST Corp.                                                     1,100       4,235
*   Intevac, Inc.                                                   16,827      85,818
*   IntraLinks Holdings, Inc.                                       32,253     335,109
*   IntriCon Corp.                                                   2,604      11,536
#   Intuit, Inc.                                                    60,110   4,292,455
#*  Inuvo, Inc.                                                        773       1,268
#*  InvenSense, Inc.                                                14,754     249,195
#   IPG Photonics Corp.                                             37,110   2,459,280
*   Iteris, Inc.                                                     3,700       7,585
#*  Itron, Inc.                                                     34,439   1,469,512
*   Ixia                                                            53,268     755,340
    IXYS Corp.                                                      23,823     277,061
#   j2 Global, Inc.                                                 36,712   2,018,426
    Jabil Circuit, Inc.                                            203,667   4,248,494
    Jack Henry & Associates, Inc.                                   68,386   3,734,559
*   JDS Uniphase Corp.                                             175,850   2,301,876
*   Juniper Networks, Inc.                                         377,588   7,038,240
#*  Kemet Corp.                                                     38,237     216,804
*   Key Tronic Corp.                                                 8,234      89,339
    KLA-Tencor Corp.                                                70,878   4,649,597
*   Kopin Corp.                                                     52,846     193,945
*   Kulicke & Soffa Industries, Inc.                                72,190     931,251
*   KVH Industries, Inc.                                            14,698     201,951
*   Lam Research Corp.                                             121,541   6,591,168
*   Lattice Semiconductor Corp.                                    108,900     558,657
#   Leidos Holdings, Inc.                                           77,884   3,667,534
    Lender Processing Services, Inc.                                58,010   2,002,505
#   Lexmark International, Inc. Class A                             63,988   2,274,773
*   LGL Group, Inc. (The)                                              964       5,726
*   Limelight Networks, Inc.                                        80,422     154,410
    Linear Technology Corp.                                         70,396   2,896,091
*   LinkedIn Corp. Class A                                          21,479   4,804,208
*   Lionbridge Technologies, Inc.                                   40,186     175,211
*   Liquidity Services, Inc.                                         2,998      78,278
    Littelfuse, Inc.                                                17,554   1,492,617
*   LogMeIn, Inc.                                                    7,984     257,883
*   LoJack Corp.                                                    18,587      81,411
    LSI Corp.                                                      434,816   3,687,240
*   LTX-Credence Corp.                                              41,824     256,381
*   Magnachip Semiconductor Corp.                                   32,324     604,136

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Manhattan Associates, Inc.                                      14,388 $ 1,532,466
#   ManTech International Corp. Class A                             21,118     590,037
    Marchex, Inc. Class B                                           18,835     168,008
    Marvell Technology Group, Ltd.                                 377,061   4,524,732
    Mastercard, Inc. Class A                                        24,703  17,714,521
#*  Mattersight Corp.                                                2,290       9,687
*   Mattson Technology, Inc.                                        41,768     123,633
    Maxim Integrated Products, Inc.                                106,916   3,175,405
    MAXIMUS, Inc.                                                   44,744   2,167,847
*   MaxLinear, Inc. Class A                                          9,110      78,893
#*  Maxwell Technologies, Inc.                                      27,354     205,155
*   Measurement Specialties, Inc.                                   12,185     679,070
    Mentor Graphics Corp.                                          102,815   2,270,155
#*  Mercury Systems, Inc.                                           24,032     221,575
#   Mesa Laboratories, Inc.                                          2,478     172,543
    Methode Electronics, Inc.                                       33,723     862,634
    Micrel, Inc.                                                    44,629     410,587
#   Microchip Technology, Inc.                                      71,648   3,077,998
*   Micron Technology, Inc.                                        743,836  13,151,020
#*  MICROS Systems, Inc.                                            60,867   3,302,035
*   Microsemi Corp.                                                 89,497   2,249,060
    Microsoft Corp.                                              1,967,669  69,557,099
#*  Millennial Media, Inc.                                           3,002      21,104
#*  Mindspeed Technologies, Inc.                                    28,582      82,602
    MKS Instruments, Inc.                                           51,438   1,524,622
#   MOCON, Inc.                                                      3,434      47,904
*   ModusLink Global Solutions, Inc.                                27,305     112,497
    Molex, Inc.                                                     89,047   3,437,214
    Molex, Inc. Class A                                             65,321   2,514,858
*   MoneyGram International, Inc.                                   18,841     397,734
    Monolithic Power Systems, Inc.                                  27,993     891,297
#   Monotype Imaging Holdings, Inc.                                 30,733     867,285
#*  Monster Worldwide, Inc.                                         97,000     419,040
#*  MoSys, Inc.                                                     27,600     121,440
    Motorola Solutions, Inc.                                        68,951   4,310,817
*   Move, Inc.                                                      26,766     454,219
    MTS Systems Corp.                                               12,008     784,363
*   Multi-Fineline Electronix, Inc.                                 19,220     257,740
*   Nanometrics, Inc.                                               19,569     363,592
#*  NAPCO Security Technologies, Inc.                                8,159      45,854
#   National Instruments Corp.                                      92,830   2,696,711
*   NCI, Inc. Class A                                                5,008      28,546
*   NCR Corp.                                                      116,768   4,267,870
#*  NeoPhotonics Corp.                                               1,440      10,210
    NetApp, Inc.                                                   164,214   6,373,145
#*  NETGEAR, Inc.                                                   32,995     948,936
#*  Netlist, Inc.                                                   11,100       9,105
*   Netscout Systems, Inc.                                          31,562     893,836
#*  NetSuite, Inc.                                                  17,837   1,799,397
*   NeuStar, Inc. Class A                                           51,089   2,346,007
*   Newport Corp.                                                   36,053     572,161
    NIC, Inc.                                                       19,240     473,689

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Novatel Wireless, Inc.                                        23,600 $    72,334
#*  Nuance Communications, Inc.                                  227,048   3,532,867
#*  Numerex Corp. Class A                                          7,300      86,213
    NVIDIA Corp.                                                 431,093   6,543,992
#*  Oclaro, Inc.                                                  55,087     112,377
*   Official Payments Holdings, Inc.                               9,892      82,499
*   OmniVision Technologies, Inc.                                 52,695     738,257
*   ON Semiconductor Corp.                                       310,662   2,193,274
#*  Onvia, Inc.                                                      442       2,166
*   Oplink Communications, Inc.                                   18,141     331,073
    Optical Cable Corp.                                            3,696      14,747
    Oracle Corp.                                                 843,387  28,253,464
*   OSI Systems, Inc.                                             15,355   1,118,458
*   Pandora Media, Inc.                                           76,987   1,934,683
*   PAR Technology Corp.                                           8,654      48,116
    Park Electrochemical Corp.                                    17,386     487,677
#*  Parkervision, Inc.                                             2,905       7,960
#   Paychex, Inc.                                                112,070   4,736,078
    PC Connection, Inc.                                           18,315     366,117
    PC-Tel, Inc.                                                  12,027     110,769
*   PCM, Inc.                                                      7,619      80,152
*   PDF Solutions, Inc.                                           16,670     382,910
    Pegasystems, Inc.                                              5,836     222,118
    Perceptron, Inc.                                               7,250     101,428
*   Perficient, Inc.                                              30,838     557,859
*   Performance Technologies, Inc.                                 4,350      13,485
*   Pericom Semiconductor Corp.                                   18,286     147,751
*   Photronics, Inc.                                              53,760     451,584
*   Pixelworks, Inc.                                               8,118      36,775
*   Planar Systems, Inc.                                           9,180      19,186
    Plantronics, Inc.                                             34,383   1,476,406
*   Plexus Corp.                                                  33,454   1,280,619
*   PLX Technology, Inc.                                          26,267     158,653
*   PMC - Sierra, Inc.                                           189,227   1,110,762
*   Polycom, Inc.                                                154,045   1,602,068
    Power Integrations, Inc.                                      20,748   1,191,765
*   PRGX Global, Inc.                                             15,965     114,629
#*  Procera Networks, Inc.                                        11,749     166,248
*   Progress Software Corp.                                       51,253   1,330,528
*   PROS Holdings, Inc.                                           10,446     369,266
*   PTC, Inc.                                                     94,640   2,623,421
#*  Pulse Electronics Corp.                                        1,308       4,859
    QAD, Inc. Class A                                              5,194      77,494
#   QAD, Inc. Class B                                              1,959      24,683
*   QLIK Technologies, Inc.                                       40,361   1,022,748
*   QLogic Corp.                                                  81,139   1,002,067
    QUALCOMM, Inc.                                               373,897  25,974,625
*   Qualstar Corp.                                                 3,826       5,012
#*  Quantum Corp.                                                104,104     129,089
#*  QuickLogic Corp.                                               7,193      27,693
*   QuinStreet, Inc.                                              30,209     268,558
*   Qumu Corp.                                                     6,460      96,771

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
#*  Rackspace Hosting, Inc.                                       36,495 $ 1,869,639
*   Radisys Corp.                                                 20,449      61,756
*   Rainmaker Systems, Inc.                                        4,893       2,447
#*  Rambus, Inc.                                                  86,789     758,536
#*  RealD, Inc.                                                   33,877     234,429
*   RealNetworks, Inc.                                            27,707     212,513
*   Red Hat, Inc.                                                 48,409   2,094,657
*   Reis, Inc.                                                     6,081     109,397
*   Relm Wireless Corp.                                            1,238       3,256
#*  Remark Media, Inc.                                             1,020       3,560
*   Responsys, Inc.                                               22,457     366,947
    RF Industries, Ltd.                                            4,931      45,316
*   RF Micro Devices, Inc.                                       252,604   1,326,171
    Richardson Electronics, Ltd.                                   9,355     107,770
#*  Riverbed Technology, Inc.                                    110,153   1,632,467
*   Rofin-Sinar Technologies, Inc.                                24,231     636,064
*   Rogers Corp.                                                  17,028   1,038,027
*   Rosetta Stone, Inc.                                           20,764     315,198
*   Rovi Corp.                                                    95,719   1,604,250
#*  Rubicon Technology, Inc.                                      18,250     156,950
*   Rudolph Technologies, Inc.                                    28,723     304,464
*   Saba Software, Inc.                                           10,919     126,660
*   Salesforce.com, Inc.                                         109,500   5,842,920
    SanDisk Corp.                                                175,868  12,222,826
*   Sanmina Corp.                                                 81,628   1,188,504
*   Sapient Corp.                                                111,075   1,756,096
*   ScanSource, Inc.                                              24,911     958,077
#   Science Applications International Corp.                      44,504   1,568,766
#*  Scientific Learning Corp.                                      3,436       1,700
*   Seachange International, Inc.                                 30,040     426,268
    Seagate Technology P.L.C.                                    140,077   6,818,948
*   Semtech Corp.                                                 50,115   1,559,078
#*  ServiceSource International, Inc.                              5,015      54,262
*   Sevcon, Inc.                                                     613       2,912
*   ShoreTel, Inc.                                                54,109     430,167
*   Sigma Designs, Inc.                                           28,288     153,887
#*  Silicon Graphics International Corp.                          18,836     240,536
*   Silicon Image, Inc.                                           72,830     382,358
*   Silicon Laboratories, Inc.                                    32,884   1,322,594
*   Skyworks Solutions, Inc.                                     180,019   4,640,890
*   Smith Micro Software, Inc.                                    22,674      18,366
#*  SMTC Corp.                                                    10,077      19,650
*   SolarWinds, Inc.                                              27,322     988,783
    Solera Holdings, Inc.                                         45,933   2,582,353
#*  Sonus Networks, Inc.                                         253,700     761,100
#*  Spansion, Inc. Class A                                        51,364     614,827
#*  Spark Networks, Inc.                                           7,600      54,416
*   Speed Commerce, Inc.                                          23,259      85,361
*   SS&C Technologies Holdings, Inc.                              75,258   2,957,639
*   Stamps.com, Inc.                                              10,873     494,069
*   StarTek, Inc.                                                  8,170      51,144
#*  STR Holdings, Inc.                                            11,700      23,283

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Stratasys, Ltd.                                               35,874 $ 4,062,013
*   SunEdison, Inc.                                              205,115   1,907,569
#*  SunPower Corp.                                               104,563   3,156,757
*   Super Micro Computer, Inc.                                    26,084     363,089
    Supertex, Inc.                                                10,878     277,498
*   support.com, Inc.                                             40,832     182,111
*   Sykes Enterprises, Inc.                                       43,294     810,464
    Symantec Corp.                                               157,210   3,574,955
*   Symmetricom, Inc.                                             33,506     240,238
#*  Synaptics, Inc.                                               25,343   1,178,449
*   Synchronoss Technologies, Inc.                                29,326   1,015,266
*   SYNNEX Corp.                                                  37,675   2,309,477
*   Synopsys, Inc.                                               114,785   4,183,913
    Syntel, Inc.                                                  27,343   2,347,123
*   Take-Two Interactive Software, Inc.                           72,983   1,307,126
#*  Tangoe, Inc.                                                   3,700      70,670
    TE Connectivity, Ltd.                                        126,207   6,498,398
*   Tech Data Corp.                                               36,999   1,926,168
*   TeleCommunication Systems, Inc. Class A                       40,503      92,347
*   Telenav, Inc.                                                 29,514     213,977
*   TeleTech Holdings, Inc.                                       39,259   1,039,186
    Tellabs, Inc.                                                340,560     830,966
*   Teradata Corp.                                                43,236   1,905,411
#*  Teradyne, Inc.                                               189,892   3,321,211
#   Tessco Technologies, Inc.                                      6,747     239,046
    Tessera Technologies, Inc.                                    52,636   1,001,137
    Texas Instruments, Inc.                                      269,864  11,355,877
*   TheStreet, Inc.                                               10,517      24,715
*   TIBCO Software, Inc.                                         127,676   3,135,723
*   TiVo, Inc.                                                    19,132     254,264
    Total System Services, Inc.                                  121,215   3,615,843
    Transact Technologies, Inc.                                    5,192      71,598
#*  Transwitch Corp.                                                 131          27
#*  Travelzoo, Inc.                                                2,163      46,569
*   Trimble Navigation, Ltd.                                      85,222   2,434,793
*   Trio Tech International                                        1,525       5,109
*   TriQuint Semiconductor, Inc.                                 155,103   1,229,967
*   Trulia, Inc.                                                   1,605      64,152
    TSR, Inc.                                                        210         712
*   TTM Technologies, Inc.                                        66,566     582,453
*   Tyler Technologies, Inc.                                      17,136   1,657,223
*   Ultimate Software Group, Inc.                                  5,416     836,664
*   Ultra Clean Holdings                                          17,376     161,771
*   Ultratech, Inc.                                               20,540     488,647
#*  Unisys Corp.                                                  34,005     896,032
    United Online, Inc.                                           90,909     785,454
#*  Unwired Planet, Inc.                                          42,677      69,137
#*  USA Technologies, Inc.                                        15,296      29,215
*   UTStarcom Holdings Corp.                                      13,753      38,508
#*  ValueClick, Inc.                                              56,651   1,088,266
*   Vantiv, Inc. Class A                                          25,363     697,483
#*  Veeco Instruments, Inc.                                       37,861   1,105,920

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES      VALUE+
                                                                 ------- --------------
Information Technology -- (Continued)
*   VeriFone Systems, Inc.                                        59,907 $    1,357,493
*   Verint Systems, Inc.                                          42,645      1,557,395
#*  VeriSign, Inc.                                                48,085      2,610,054
#*  ViaSat, Inc.                                                  37,708      2,493,253
#*  Viasystems Group, Inc.                                        15,052        225,780
*   Vicon Industries, Inc.                                           600          1,770
*   Video Display Corp.                                            3,612         13,075
*   Virtusa Corp.                                                 22,068        685,873
    Visa, Inc. Class A                                           127,752     25,124,986
#*  Vishay Intertechnology, Inc.                                 119,662      1,468,253
*   Vishay Precision Group, Inc.                                  12,209        200,228
*   VistaPrint NV                                                 23,086      1,247,798
*   VMware, Inc. Class A                                          15,624      1,269,919
*   Wave Systems Corp. Class A                                       475            646
    Wayside Technology Group, Inc.                                 2,300         30,130
#*  Web.com Group, Inc.                                           31,944        860,891
#*  WebMD Health Corp.                                            31,910      1,123,870
#*  Westell Technologies, Inc. Class A                            41,522        149,064
    Western Digital Corp.                                        172,010     11,977,056
#   Western Union Co. (The)                                      164,815      2,805,151
*   WEX, Inc.                                                     30,902      2,884,702
*   Wireless Telecom Group, Inc.                                   3,316          5,936
    Xerox Corp.                                                  944,292      9,386,262
    Xilinx, Inc.                                                  75,886      3,446,742
*   XO Group, Inc.                                                24,719        343,100
    Xyratex, Ltd.                                                 25,063        249,126
*   Yahoo!, Inc.                                                 346,508     11,410,508
*   Zebra Technologies Corp. Class A                              39,815      1,923,463
#*  Zix Corp.                                                     44,261        180,585
*   Zygo Corp.                                                    15,640        241,482
*   Zynga, Inc. Class A                                          661,522      2,374,864
                                                                         --------------
Total Information Technology                                              1,225,293,822
                                                                         --------------
Materials -- (4.3%)
    A Schulman, Inc.                                              27,885        923,551
#*  AEP Industries, Inc.                                           4,361        259,131
    Air Products & Chemicals, Inc.                                42,891      4,675,548
    Airgas, Inc.                                                  37,000      4,035,590
    Albemarle Corp.                                               62,555      4,140,515
#   Alcoa, Inc.                                                  687,756      6,375,498
#   Allegheny Technologies, Inc.                                  99,104      3,280,342
#*  Allied Nevada Gold Corp.                                      61,549        251,120
#*  AM Castle & Co.                                               20,061        287,073
#   AMCOL International Corp.                                     28,333        908,923
*   American Biltrite, Inc.                                           17          6,887
*   American Pacific Corp.                                         4,601        209,438
    American Vanguard Corp.                                       20,061        523,592
#   Aptargroup, Inc.                                              46,563      2,987,482
#*  Arabian American Development Co.                              13,745        125,079
    Ashland, Inc.                                                 57,573      5,328,381
    Avery Dennison Corp.                                          82,517      3,888,201
    Axiall Corp.                                                  50,831      1,976,818

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Materials -- (Continued)
#   Balchem Corp.                                                 20,092 $ 1,150,468
    Ball Corp.                                                    40,385   1,974,423
#   Bemis Co., Inc.                                               99,561   3,972,484
    Cabot Corp.                                                   64,308   2,997,396
*   Calgon Carbon Corp.                                           47,248     942,598
#   Carpenter Technology Corp.                                    44,004   2,610,757
    Celanese Corp. Series A                                       47,774   2,675,822
*   Century Aluminum Co.                                          89,462     776,530
    CF Industries Holdings, Inc.                                  42,671   9,199,868
    Chase Corp.                                                    5,531     167,368
*   Chemtura Corp.                                                98,026   2,401,637
*   Clearwater Paper Corp.                                        20,924   1,092,651
#   Cliffs Natural Resources, Inc.                               211,131   5,421,844
*   Coeur d'Alene Mines Corp.                                     77,841     950,439
    Commercial Metals Co.                                        116,807   2,144,577
#   Compass Minerals International, Inc.                          25,833   1,923,784
#*  Contango ORE, Inc.                                               833       7,664
*   Continental Materials Corp.                                      268       4,687
*   Core Molding Technologies, Inc.                                5,580      60,264
*   Crown Holdings, Inc.                                          45,145   1,968,322
    Cytec Industries, Inc.                                        40,733   3,384,505
    Deltic Timber Corp.                                            6,112     390,435
    Domtar Corp.                                                  30,679   2,598,818
    Dow Chemical Co. (The)                                       364,876  14,401,656
    Eagle Materials, Inc.                                         39,387   2,954,419
    Eastman Chemical Co.                                          55,857   4,400,973
    Ecolab, Inc.                                                  84,222   8,927,532
    EI du Pont de Nemours & Co.                                  218,730  13,386,276
*   Ferro Corp.                                                   74,702     958,427
#*  Flotek Industries, Inc.                                       41,016     876,922
    FMC Corp.                                                     40,833   2,971,009
    Freeport-McMoRan Copper & Gold, Inc.                         334,465  12,294,933
    Friedman Industries, Inc.                                      5,521      54,768
    FutureFuel Corp.                                              25,322     440,856
#*  General Moly, Inc.                                            63,899     104,794
#   Globe Specialty Metals, Inc.                                  52,261     916,658
#*  Golden Minerals Co.                                            7,014       5,401
*   Graphic Packaging Holding Co.                                269,699   2,265,472
    Greif, Inc. Class A                                           26,368   1,410,424
    Greif, Inc. Class B                                           14,223     808,578
    Hawkins, Inc.                                                  7,394     266,258
    Haynes International, Inc.                                     9,985     538,191
    HB Fuller Co.                                                 40,448   1,936,246
*   Headwaters, Inc.                                              36,139     315,493
#   Hecla Mining Co.                                             247,286     771,532
#*  Horsehead Holding Corp.                                       42,475     616,312
    Huntsman Corp.                                               217,636   5,053,508
    Innophos Holdings, Inc.                                       18,057     905,017
    Innospec, Inc.                                                19,194     884,076
    International Flavors & Fragrances, Inc.                      22,443   1,854,914
    International Paper Co.                                      147,971   6,600,986
#   Intrepid Potash, Inc.                                         65,369     970,730

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Materials -- (Continued)
#   Kaiser Aluminum Corp.                                         16,078 $ 1,084,461
    KapStone Paper and Packaging Corp.                            42,817   2,224,771
    KMG Chemicals, Inc.                                            9,500     189,810
    Koppers Holdings, Inc.                                         8,443     375,798
*   Kraton Performance Polymers, Inc.                             28,773     612,002
#   Kronos Worldwide, Inc.                                        56,104     870,173
*   Landec Corp.                                                  24,600     288,066
*   Louisiana-Pacific Corp.                                      113,401   1,928,951
*   LSB Industries, Inc.                                          20,586     755,918
    LyondellBasell Industries NV Class A                          93,252   6,956,599
#   Martin Marietta Materials, Inc.                               30,488   2,990,568
*   Material Sciences Corp.                                        3,017      27,998
    Materion Corp.                                                20,083     598,674
#*  McEwen Mining, Inc.                                          136,545     292,206
    MeadWestvaco Corp.                                           130,601   4,551,445
#*  Mercer International, Inc.                                    42,084     336,672
    Minerals Technologies, Inc.                                   33,798   1,913,981
#*  Mines Management, Inc.                                         4,267       2,560
#*  Molycorp, Inc.                                                10,678      54,137
    Monsanto Co.                                                 117,614  12,335,356
    Mosaic Co. (The)                                              92,450   4,238,832
    Myers Industries, Inc.                                        32,287     575,354
    Neenah Paper, Inc.                                            12,464     512,769
#   NewMarket Corp.                                                7,800   2,428,608
    Newmont Mining Corp.                                         142,662   3,888,966
    Noranda Aluminum Holding Corp.                                43,884     119,364
*   Northern Technologies International Corp.                      2,180      37,082
    Nucor Corp.                                                  229,411  11,876,607
#   Olin Corp.                                                    75,199   1,692,729
    Olympic Steel, Inc.                                            9,875     270,279
*   OM Group, Inc.                                                28,483     968,422
*   OMNOVA Solutions, Inc.                                        35,263     306,788
*   Owens-Illinois, Inc.                                         133,816   4,254,011
    Packaging Corp. of America                                    71,239   4,436,765
#*  Penford Corp.                                                  9,592     130,451
    PH Glatfelter Co.                                             35,183     921,795
    PolyOne Corp.                                                 72,826   2,206,628
    PPG Industries, Inc.                                          32,529   5,939,145
    Praxair, Inc.                                                 71,095   8,866,257
    Quaker Chemical Corp.                                         10,295     781,493
    Reliance Steel & Aluminum Co.                                 65,756   4,819,257
*   Resolute Forest Products, Inc.                                 4,112      65,751
    Rock Tenn Co. Class A                                         53,558   5,731,242
    Rockwood Holdings, Inc.                                       57,647   3,646,173
#   Royal Gold, Inc.                                              34,390   1,652,096
    RPM International, Inc.                                      105,547   4,086,780
*   RTI International Metals, Inc.                                27,121     919,402
#   Schnitzer Steel Industries, Inc. Class A                      25,360     736,454
    Schweitzer-Mauduit International, Inc.                        25,108   1,553,683
    Scotts Miracle-Gro Co. (The) Class A                          49,997   2,935,824
    Sealed Air Corp.                                             169,269   5,108,538
*   Senomyx, Inc.                                                  8,376      30,991

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                    SHARES      VALUE+
                                                                   --------- ------------
Materials -- (Continued)
      Sensient Technologies Corp.                                     50,121 $  2,612,808
      Sherwin-Williams Co. (The)                                      25,786    4,847,768
      Sigma-Aldrich Corp.                                             34,262    2,961,265
      Silgan Holdings, Inc.                                           48,766    2,197,884
#*    Silver Bull Resources, Inc.                                        500          177
*     Solitario Exploration & Royalty Corp.                            1,700        1,513
      Sonoco Products Co.                                             72,434    2,943,718
#     Southern Copper Corp.                                           41,034    1,146,900
      Steel Dynamics, Inc.                                           215,383    3,870,433
      Stepan Co.                                                      14,828      872,924
*     Stillwater Mining Co.                                          107,140    1,168,897
*     SunCoke Energy, Inc.                                            60,568    1,211,360
      Synalloy Corp.                                                   4,755       76,508
#*    Texas Industries, Inc.                                          23,386    1,255,828
      Tredegar Corp.                                                  12,571      367,325
      Tronox, Ltd. Class A                                            64,056    1,479,053
*     United States Lime & Minerals, Inc.                              3,372      187,348
#     United States Steel Corp.                                      144,139    3,587,620
*     Universal Stainless & Alloy Products, Inc.                       5,348      172,847
#     US Silica Holdings, Inc.                                        23,415      815,310
#     Valhi, Inc.                                                     66,024    1,212,861
      Valspar Corp. (The)                                             63,347    4,432,390
#*    Verso Paper Corp.                                               12,902        9,225
#     Vulcan Materials Co.                                            96,772    5,182,141
#     Walter Energy, Inc.                                             54,392      864,289
#     Wausau Paper Corp.                                              38,197      446,905
      Westlake Chemical Corp.                                         35,426    3,805,461
      Worthington Industries, Inc.                                    56,984    2,310,131
*     WR Grace & Co.                                                  27,933    2,560,339
      Zep, Inc.                                                       15,509      308,474
*     Zoltek Cos., Inc.                                               29,849      498,478
                                                                             ------------
Total Materials                                                               354,429,733
                                                                             ------------
Other -- (0.0%)
(d)*  Brooklyn Federal Bancorp, Inc. Escrow Shares                     2,293           --
(d)*  Concord Camera Corp. Escrow Shares                                 405           --
(d)*  Gerber Scientific, Inc. Escrow Shares                           15,579           --
(d)*  Price Communications Liquidation Trust                           5,700           --
(d)*  Softbrands, Inc. Escrow Shares                                   3,200           --
                                                                             ------------
Total Other                                                                            --
                                                                             ------------
Telecommunication Services -- (1.8%)
#*    8x8, Inc.                                                       51,971      595,588
      Alaska Communications Systems Group, Inc.                       30,523       75,087
#     Alteva                                                           3,521       26,936
      AT&T, Inc.                                                   1,762,656   63,808,147
      Atlantic Tele-Network, Inc.                                     14,802      820,327
#*    Boingo Wireless, Inc.                                            4,724       32,029
*     Cbeyond, Inc.                                                   27,607      177,789
      CenturyLink, Inc.                                              186,399    6,311,470
*     Cincinnati Bell, Inc.                                          122,433      350,158
      Consolidated Communications Holdings, Inc.                      30,999      577,511

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Telecommunication Services -- (Continued)
*   Crown Castle International Corp.                                59,315 $  4,509,126
#   Frontier Communications Corp.                                1,078,352    4,755,532
*   General Communication, Inc. Class A                             35,356      336,236
#   HickoryTech Corp.                                                8,612      115,229
    IDT Corp. Class B                                               16,648      364,425
    Inteliquent, Inc.                                               29,094      373,858
#*  Iridium Communications, Inc.                                    57,785      348,444
*   Leap Wireless International, Inc.                               51,554      830,019
#*  Level 3 Communications, Inc.                                   134,561    4,110,839
    Lumos Networks Corp.                                            14,315      315,073
#*  NII Holdings, Inc.                                              86,707      298,272
    NTELOS Holdings Corp.                                           16,436      312,942
*   ORBCOMM, Inc.                                                   37,244      224,581
*   Premiere Global Services, Inc.                                  46,731      421,046
#   PTGi Holding, Inc.                                               7,362       25,914
*   SBA Communications Corp. Class A                                38,607    3,376,954
#   Shenandoah Telecommunications Co.                               20,215      560,562
#*  Sprint Corp.                                                   379,417    2,553,476
*   Straight Path Communications, Inc. Class B                       8,024       43,811
    T-Mobile US, Inc.                                               93,063    2,580,637
    Telephone & Data Systems, Inc.                                 104,657    3,263,205
*   tw telecom, Inc.                                               113,166    3,566,992
    United States Cellular Corp.                                    28,439    1,376,448
    USA Mobility, Inc.                                              19,034      283,987
    Verizon Communications, Inc.                                   743,452   37,551,761
*   Vonage Holdings Corp.                                          169,157      630,956
#   Windstream Holdings, Inc.                                      596,208    5,097,578
                                                                           ------------
Total Telecommunication Services                                            151,002,945
                                                                           ------------
Utilities -- (2.7%)
    AES Corp.                                                      386,774    5,449,646
    AGL Resources, Inc.                                             57,437    2,748,935
    ALLETE, Inc.                                                    30,880    1,560,366
    Alliant Energy Corp.                                            37,851    1,976,579
    Ameren Corp.                                                    72,237    2,613,535
    American Electric Power Co., Inc.                              113,806    5,330,673
    American States Water Co.                                       29,350      835,888
    American Water Works Co., Inc.                                  52,891    2,267,437
#   Aqua America, Inc.                                             137,621    3,465,297
#   Artesian Resources Corp. Class A                                 4,218       96,592
    Atmos Energy Corp.                                              70,178    3,106,780
    Avista Corp.                                                    46,814    1,300,961
#   Black Hills Corp.                                               35,316    1,791,228
#*  Cadiz, Inc.                                                      2,464       12,690
    California Water Service Group                                  37,634      820,421
*   Calpine Corp.                                                  273,448    5,515,446
    CenterPoint Energy, Inc.                                       125,918    3,097,583
    Chesapeake Utilities Corp.                                       7,518      409,054
    Cleco Corp.                                                     46,689    2,163,568
    CMS Energy Corp.                                                84,723    2,326,494
    Connecticut Water Service, Inc.                                  6,961      223,100
#   Consolidated Edison, Inc.                                       66,715    3,884,147

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Utilities -- (Continued)
#   Consolidated Water Co., Ltd.                                   8,801 $   132,367
#   Delta Natural Gas Co., Inc.                                    2,858      63,791
    Dominion Resources, Inc.                                     143,795   9,166,931
    DTE Energy Co.                                                55,536   3,839,759
    Duke Energy Corp.                                            168,405  12,079,691
*   Dynegy, Inc.                                                  56,836   1,104,323
    Edison International                                          70,491   3,456,174
    El Paso Electric Co.                                          31,807   1,118,652
    Empire District Electric Co. (The)                            33,542     754,360
    Entergy Corp.                                                 54,359   3,518,114
    Exelon Corp.                                                 199,101   5,682,343
    FirstEnergy Corp.                                             81,006   3,067,697
    Gas Natural, Inc.                                              3,269      32,592
*   Genie Energy, Ltd. Class B                                    16,745     172,976
    Great Plains Energy, Inc.                                    115,194   2,700,147
#   Hawaiian Electric Industries, Inc.                            73,076   1,941,629
    IDACORP, Inc.                                                 39,868   2,057,189
    Integrys Energy Group, Inc.                                   60,587   3,555,245
#   ITC Holdings Corp.                                            40,912   4,115,338
    Laclede Group, Inc. (The)                                     25,657   1,207,675
    MDU Resources Group, Inc.                                    130,874   3,897,428
#   MGE Energy, Inc.                                              17,745     999,221
    Middlesex Water Co.                                           11,498     238,354
    National Fuel Gas Co.                                         25,246   1,806,351
    New Jersey Resources Corp.                                    32,099   1,477,517
    NextEra Energy, Inc.                                         105,470   8,938,583
    NiSource, Inc.                                                89,963   2,835,634
    Northeast Utilities                                           99,837   4,282,009
#   Northwest Natural Gas Co.                                     19,028     826,386
    NorthWestern Corp.                                            29,844   1,368,049
    NRG Energy, Inc.                                             234,353   6,686,091
    NV Energy, Inc.                                              141,600   3,361,584
    OGE Energy Corp.                                              62,658   2,312,080
    ONEOK, Inc.                                                   59,472   3,360,168
#   Ormat Technologies, Inc.                                      33,366     869,852
#   Otter Tail Corp.                                              27,140     809,586
#   Pepco Holdings, Inc.                                          86,562   1,668,915
    PG&E Corp.                                                   103,534   4,332,898
    Piedmont Natural Gas Co., Inc.                                58,655   2,002,482
    Pinnacle West Capital Corp.                                   33,614   1,883,392
    PNM Resources, Inc.                                           60,830   1,455,054
    Portland General Electric Co.                                 59,316   1,702,369
    PPL Corp.                                                    151,502   4,640,506
    Public Service Enterprise Group, Inc.                        133,879   4,484,947
    Questar Corp.                                                132,783   3,141,646
    RGC Resources, Inc.                                            1,530      28,489
    SCANA Corp.                                                   41,611   1,940,321
    Sempra Energy                                                 57,565   5,246,474
    SJW Corp.                                                     14,492     409,109
#   South Jersey Industries, Inc.                                 24,723   1,472,255
    Southern Co. (The)                                           205,906   8,423,614
    Southwest Gas Corp.                                           36,808   1,997,202

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                     SHARES        VALUE+
                                                                    ---------- --------------
Utilities -- (Continued)
*      Synthesis Energy Systems, Inc.                                   27,753 $       18,372
#      TECO Energy, Inc.                                               164,882      2,831,024
       UGI Corp.                                                       113,291      4,686,849
#      UIL Holdings Corp.                                               38,639      1,488,374
       Unitil Corp.                                                      9,947        300,598
       UNS Energy Corp.                                                 32,100      1,588,308
       Vectren Corp.                                                    61,399      2,144,053
#      Westar Energy, Inc.                                              96,365      3,046,098
       WGL Holdings, Inc.                                               39,328      1,770,153
#      Wisconsin Energy Corp.                                           69,535      2,928,119
       Xcel Energy, Inc.                                               150,926      4,355,724
       York Water Co.                                                    8,955        185,458
                                                                               --------------
Total Utilities                                                                   225,005,109
                                                                               --------------
TOTAL COMMON STOCKS                                                             7,536,332,748
                                                                               --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(d)*   Enron TOPRS 8.125PCT Escrow Shares                                  666             --
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
(d)#*  Caesars Entertainment Corp. Rights 11/02/13                      63,258        144,861
(d)*   Capital Bank Corp. Contingent Value Rights                          988             --
(d)*   CVR Energy, Inc. Contingent Value Rights                         60,988             --
(d)#*  LGL Group Inc (The) Warrants 08/06/18                             4,820            482
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                  12,563             --
(d)*   PhotoMedex, Inc. Contingent Value Warrants 12/13/14                 389             --
(d)*   Tejon Ranch Co. Warrants 8/31/16                                  2,148         11,492
(d)*   U.S. Concrete, Inc. Warrants Class A 08/31/17                       294          1,176
(d)*   U.S. Concrete, Inc. Warrants Class B 08/31/17                       294          1,043
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                 159,054
                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
       State Street Institutional Liquid Reserves, 0.073%           31,598,604     31,598,604
                                                                               --------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)
                                                                    ----------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@ DFA Short Term Investment Fund                                 63,360,287    733,078,518
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,002,014,885)                            $8,301,168,924
                                                                               ==============

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (12.8%)
*   1-800-Flowers.com, Inc. Class A                               46,103 $   250,339
    Aaron's, Inc.                                                121,195   3,438,302
#   Abercrombie & Fitch Co. Class A                              106,414   3,988,397
    Advance Auto Parts, Inc.                                      19,701   1,953,945
#*  Aeropostale, Inc.                                            130,833   1,215,439
*   AFC Enterprises, Inc.                                         20,826     928,423
    AH Belo Corp. Class A                                         28,956     232,806
#*  ALCO Stores, Inc.                                                100       1,102
#   Allison Transmission Holdings, Inc.                           49,938   1,215,990
*   Amazon.com, Inc.                                              36,479  13,279,450
#   Ambassadors Group, Inc.                                       23,469      86,601
*   AMC Networks, Inc. Class A                                    39,188   2,746,687
    Amcon Distributing Co.                                           668      53,774
*   America's Car-Mart, Inc.                                      14,916     682,258
#*  American Apparel, Inc.                                        38,775      51,959
*   American Axle & Manufacturing Holdings, Inc.                  26,766     498,115
    American Eagle Outfitters, Inc.                              273,812   4,241,348
#*  American Public Education, Inc.                               29,461   1,179,324
*   ANN, Inc.                                                     68,590   2,425,342
*   Apollo Group, Inc. Class A                                   129,156   3,447,174
    Arctic Cat, Inc.                                              22,376   1,172,502
#   Ark Restaurants Corp.                                          4,916     104,219
*   Asbury Automotive Group, Inc.                                 51,766   2,487,356
*   Ascena Retail Group, Inc.                                    266,733   5,278,646
#*  Ascent Capital Group, Inc. Class A                            21,275   1,796,036
#   Autoliv, Inc.                                                 52,355   4,671,637
*   AutoNation, Inc.                                              85,779   4,137,121
*   AutoZone, Inc.                                                 8,217   3,571,848
*   Ballantyne Strong, Inc.                                       17,770      88,672
#*  Bally Technologies, Inc.                                      37,045   2,709,471
#*  Barnes & Noble, Inc.                                          98,183   1,387,326
    Bassett Furniture Industries, Inc.                            14,448     202,272
#   Beasley Broadcasting Group, Inc. Class A                       8,562      74,233
*   Beazer Homes USA, Inc.                                        22,402     407,044
#   bebe stores, Inc.                                            130,718     788,230
*   Bed Bath & Beyond, Inc.                                       45,415   3,511,488
    Belo Corp. Class A                                           157,142   2,157,560
    Best Buy Co., Inc.                                           252,444  10,804,603
    Big 5 Sporting Goods Corp.                                    38,169     721,776
*   Big Lots, Inc.                                                97,736   3,553,681
*   Biglari Holdings, Inc.                                         3,000   1,308,060
#*  BJ's Restaurants, Inc.                                        46,391   1,255,340
#*  Blue Nile, Inc.                                                5,804     238,370
#   Blyth, Inc.                                                   24,520     338,621
    Bob Evans Farms, Inc.                                         48,017   2,741,291
#*  Body Central Corp.                                            10,272      57,523
#   Bon-Ton Stores, Inc. (The)                                    26,063     298,421
#*  Books-A-Million, Inc.                                         20,408      51,224
    BorgWarner, Inc.                                              38,658   3,986,800
    Bowl America, Inc. Class A                                     3,937      56,594
*   Boyd Gaming Corp.                                            103,900   1,097,184

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
*   Bravo Brio Restaurant Group, Inc.                               33,628 $   502,066
#*  Bridgepoint Education, Inc.                                     68,438   1,341,385
#   Brinker International, Inc.                                     52,003   2,309,973
#*  Brookfield Residential Properties, Inc.                          5,046     111,416
    Brown Shoe Co., Inc.                                            75,984   1,705,081
    Brunswick Corp.                                                 86,917   3,922,564
#   Buckle, Inc. (The)                                              38,775   1,897,649
#*  Buffalo Wild Wings, Inc.                                        23,569   3,360,468
*   Build-A-Bear Workshop, Inc.                                     26,815     210,766
#*  Cabela's, Inc.                                                 100,507   5,962,075
#   Cablevision Systems Corp. Class A                              130,830   2,034,406
#*  Cache, Inc.                                                     25,413     153,240
#*  Caesars Entertainment Corp.                                    141,814   2,470,400
#   Callaway Golf Co.                                              117,039     986,639
*   Cambium Learning Group, Inc.                                    82,206     120,021
    Canterbury Park Holding Corp.                                    5,270      59,604
#*  Capella Education Co.                                           21,602   1,315,994
*   Career Education Corp.                                         118,197     647,720
*   CarMax, Inc.                                                    80,589   3,786,877
*   Carmike Cinemas, Inc.                                           38,467     880,510
    Carnival Corp.                                                 224,400   7,775,460
    Carriage Services, Inc.                                         21,961     441,196
*   Carrols Restaurant Group, Inc.                                  34,757     201,591
#   Carter's, Inc.                                                  77,010   5,325,241
    Cato Corp. (The) Class A                                        46,031   1,379,549
#*  Cavco Industries, Inc.                                          12,245     717,190
    CBS Corp. Class A                                               18,791   1,110,736
    CBS Corp. Class B                                              354,501  20,965,189
#   CEC Entertainment, Inc.                                         28,517   1,321,763
#*  Central European Media Enterprises, Ltd. Class A                18,678      57,341
#*  Charles & Colvard, Ltd.                                         29,159     154,834
*   Charter Communications, Inc. Class A                             8,024   1,077,142
#   Cheesecake Factory, Inc. (The)                                  92,624   4,376,484
    Cherokee, Inc.                                                   8,005     109,829
    Chico's FAS, Inc.                                              210,925   3,617,364
*   Children's Place Retail Stores, Inc. (The)                      38,069   2,078,187
*   Chipotle Mexican Grill, Inc.                                     5,722   3,015,322
#   Choice Hotels International, Inc.                               45,235   2,107,499
*   Christopher & Banks Corp.                                       43,680     252,034
    Churchill Downs, Inc.                                           27,899   2,396,803
    Cinemark Holdings, Inc.                                        153,849   5,047,786
*   Citi Trends, Inc.                                               25,849     379,463
*   Clear Channel Outdoor Holdings, Inc. Class A                    55,873     474,921
    Coach, Inc.                                                     34,738   1,760,522
*   Coast Distribution System (The)                                  1,760       6,063
*   Cobra Electronics Corp.                                          9,352      27,214
#*  Coldwater Creek, Inc.                                           18,233      18,233
#   Collectors Universe                                              8,599     143,173
    Columbia Sportswear Co.                                         50,929   3,405,622
    Comcast Corp. Class A                                        1,101,420  52,405,564
    Comcast Corp. Special Class A                                  337,406  15,621,898
#*  Conn's, Inc.                                                    56,833   3,434,987

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#   Cooper Tire & Rubber Co.                                     105,768 $2,751,026
    Core-Mark Holding Co., Inc.                                   18,941  1,339,697
#*  Corinthian Colleges, Inc.                                    125,219    267,969
    Cracker Barrel Old Country Store, Inc.                        29,416  3,231,936
*   Crocs, Inc.                                                  147,461  1,796,075
*   Crown Media Holdings, Inc. Class A                            51,149    169,815
    CSS Industries, Inc.                                           8,600    222,654
#   CST Brands, Inc.                                              36,438  1,174,761
    CTC Media, Inc.                                              253,196  3,200,397
#   Culp, Inc.                                                    18,403    356,098
#*  Cumulus Media, Inc. Class A                                   25,986    155,396
    Dana Holding Corp.                                           227,791  4,464,704
    Darden Restaurants, Inc.                                      51,600  2,658,948
#*  Deckers Outdoor Corp.                                         58,288  4,011,963
#*  dELiA*s, Inc.                                                 15,474     21,354
*   Delta Apparel, Inc.                                           15,491    292,780
    Destination Maternity Corp.                                   22,862    714,209
*   Destination XL Group, Inc.                                    80,586    560,073
#   DeVry, Inc.                                                   89,861  3,226,010
*   DGSE Cos., Inc.                                                8,710     21,775
    Dick's Sporting Goods, Inc.                                   28,649  1,524,413
#*  Digital Generation, Inc.                                      46,642    590,021
    Dillard's, Inc. Class A                                       77,200  6,328,856
    DineEquity, Inc.                                              31,889  2,617,130
*   DIRECTV                                                      110,916  6,931,141
*   Discovery Communications, Inc. Class A                        38,327  3,408,037
*   Discovery Communications, Inc. Class B                         2,270    200,555
*   Discovery Communications, Inc. Class C                        31,784  2,628,855
    DISH Network Corp. Class A                                    31,943  1,539,653
#*  Dixie Group, Inc. (The)                                       11,235    141,561
*   Dollar General Corp.                                          23,310  1,346,852
*   Dollar Tree, Inc.                                             48,760  2,847,584
    Domino's Pizza, Inc.                                          57,309  3,843,142
    Dorman Products, Inc.                                         54,753  2,661,543
    Dover Downs Gaming & Entertainment, Inc.                      18,137     27,387
    Dover Motorsports, Inc.                                        9,156     21,608
#   DR Horton, Inc.                                              360,331  6,828,272
#*  DreamWorks Animation SKG, Inc. Class A                       126,043  4,315,712
#   Drew Industries, Inc.                                         38,571  1,938,578
#   DSW, Inc. Class A                                             46,290  4,058,244
#   Dunkin' Brands Group, Inc.                                    90,209  4,301,165
    EDCI Holdings, Inc.                                            3,419      2,239
#*  Education Management Corp.                                    69,433  1,062,325
    Educational Development Corp.                                  3,809     10,894
    Einstein Noah Restaurant Group, Inc.                          25,761    459,576
*   Emerson Radio Corp.                                           26,350     50,329
*   Emmis Communications Corp. Class A                             5,500     13,695
#*  Empire Resorts, Inc.                                           4,800     29,472
#*  Entercom Communications Corp. Class A                         41,042    359,938
*   Entertainment Gaming Asia, Inc.                                2,058      3,169
#   Entravision Communications Corp. Class A                      66,956    451,283
    Escalade, Inc.                                                10,743     94,753

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Ethan Allen Interiors, Inc.                                   47,995 $ 1,278,587
*   Ever-Glory International Group, Inc.                           2,000       8,600
#*  EW Scripps Co. Class A                                        76,553   1,517,280
#   Expedia, Inc.                                                 53,030   3,122,406
*   Express, Inc.                                                 87,347   2,027,324
#*  FAB Universal Corp.                                           23,117     144,944
    Family Dollar Stores, Inc.                                    38,461   2,649,194
#*  Famous Dave's Of America, Inc.                                10,924     197,178
#*  Federal-Mogul Corp.                                          121,977   2,499,309
*   Fiesta Restaurant Group, Inc.                                 31,463   1,333,717
*   Fifth & Pacific Cos., Inc.                                    75,331   1,995,518
    Finish Line, Inc. (The) Class A                               86,573   2,167,788
#*  Flanigan's Enterprises, Inc.                                   1,000      11,080
    Flexsteel Industries, Inc.                                     7,812     214,518
    Foot Locker, Inc.                                            234,619   8,141,279
    Ford Motor Co.                                               374,507   6,407,815
*   Fossil Group, Inc.                                            34,843   4,422,970
    Fred's, Inc. Class A                                          58,107     941,333
    Frisch's Restaurants, Inc.                                     7,545     181,608
*   Fuel Systems Solutions, Inc.                                  33,207     596,398
#*  Full House Resorts, Inc.                                      19,925      54,794
*   G-III Apparel Group, Ltd.                                     35,952   2,039,197
*   Gaiam, Inc. Class A                                           18,959     118,873
#   GameStop Corp. Class A                                       202,321  11,091,237
    Gaming Partners International Corp.                            8,266      68,608
    Gannett Co., Inc.                                            362,135  10,020,275
    Gap, Inc. (The)                                              250,607   9,269,953
#   Garmin, Ltd.                                                 135,206   6,320,880
#*  Geeknet, Inc.                                                  7,665     147,015
*   General Motors Co.                                           436,862  16,142,051
#*  Genesco, Inc.                                                 40,175   2,736,319
    Gentex Corp.                                                 195,396   5,752,458
*   Gentherm, Inc.                                                58,204   1,359,063
#   Genuine Parts Co.                                             58,553   4,615,733
    GNC Holdings, Inc. Class A                                    12,952     761,837
    Goodyear Tire & Rubber Co. (The)                             142,429   2,988,160
#   Gordmans Stores, Inc.                                         12,089     119,681
*   Grand Canyon Education, Inc.                                  52,834   2,497,463
#*  Gray Television, Inc.                                         90,481     764,564
*   Gray Television, Inc. Class A                                  3,160      24,395
#   Group 1 Automotive, Inc.                                      40,147   2,569,408
#*  Groupon, Inc.                                                 29,440     268,787
#   Guess?, Inc.                                                 135,741   4,241,906
    H&R Block, Inc.                                               48,700   1,385,028
*   Hallwood Group, Inc. (The)                                     1,023       9,775
*   Hampshire Group, Ltd.                                          1,000       3,845
    Hanesbrands, Inc.                                             47,175   3,213,561
    Harley-Davidson, Inc.                                         64,955   4,159,718
    Harman International Industries, Inc.                        107,592   8,717,104
#*  Harris Interactive, Inc.                                      13,112      24,913
    Harte-Hanks, Inc.                                            101,453     808,580
#   Hasbro, Inc.                                                  34,967   1,806,046

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Hastings Entertainment, Inc.                                   2,673 $     5,506
    Haverty Furniture Cos., Inc.                                  34,291     953,633
#   Haverty Furniture Cos., Inc. Class A                           2,523      70,644
*   Helen of Troy, Ltd.                                           52,993   2,475,833
*   Here Media, Inc.(427105101)                                      300           3
*   Here Media, Inc.(427105200)                                      300           3
#*  hhgregg, Inc.                                                 53,331     827,164
#*  Hibbett Sports, Inc.                                          24,675   1,439,293
    Hillenbrand, Inc.                                            104,378   2,945,547
*   Hollywood Media Corp.                                         12,071      22,573
    Home Depot, Inc. (The)                                       243,582  18,972,602
#   Hooker Furniture Corp.                                        16,557     261,601
    HSN, Inc.                                                     62,267   3,262,791
*   Hyatt Hotels Corp. Class A                                    31,138   1,482,169
#*  Iconix Brand Group, Inc.                                     111,831   4,035,981
    International Game Technology                                 59,806   1,124,353
    International Speedway Corp. Class A                          44,175   1,444,964
    Interpublic Group of Cos., Inc. (The)                        412,069   6,922,759
    Interval Leisure Group, Inc.                                  92,846   2,253,372
#*  iRobot Corp.                                                  51,251   1,735,871
*   Isle of Capri Casinos, Inc.                                   54,990     445,969
#*  ITT Educational Services, Inc.                                15,300     613,836
*   Jack in the Box, Inc.                                         70,959   2,886,612
#   JAKKS Pacific, Inc.                                           27,534     177,319
*   Jarden Corp.                                                 153,127   8,477,111
#*  JC Penney Co., Inc.                                          188,258   1,411,935
#   John Wiley & Sons, Inc. Class A                               83,396   4,193,985
    John Wiley & Sons, Inc. Class B                                7,502     377,388
    Johnson Controls, Inc.                                       373,276  17,226,687
    Johnson Outdoors, Inc. Class A                                19,561     536,558
    Jones Group, Inc. (The)                                      135,586   2,107,006
#*  Jos A Bank Clothiers, Inc.                                    43,928   2,107,665
*   Journal Communications, Inc. Class A                          71,971     600,958
*   K12, Inc.                                                     49,967     913,397
#   KB Home                                                      120,600   2,046,582
#*  Kid Brands, Inc.                                              43,775      61,066
*   Kirkland's, Inc.                                              29,803     529,003
    Kohl's Corp.                                                 142,442   8,090,706
*   Kona Grill, Inc.                                              11,997     164,719
#   Koss Corp.                                                     4,495      22,475
#*  Krispy Kreme Doughnuts, Inc.                                 103,485   2,510,546
    L Brands, Inc.                                                88,844   5,562,523
    La-Z-Boy, Inc.                                                93,027   2,147,063
#*  Lakeland Industries, Inc.                                      7,818      42,452
*   Lamar Advertising Co. Class A                                 64,341   2,941,027
    Las Vegas Sands Corp.                                         56,918   3,996,782
*   Lazare Kaplan International, Inc.                              3,667       6,197
#*  LeapFrog Enterprises, Inc.                                    88,244     755,369
    Lear Corp.                                                    74,859   5,793,338
#*  Learning Tree International, Inc.                             16,482      47,303
#*  Lee Enterprises, Inc.                                         46,810     128,728
#   Leggett & Platt, Inc.                                        187,397   5,573,187

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CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Lennar Corp. Class A                                         189,831 $ 6,748,492
    Lennar Corp. Class B                                          30,153     888,609
*   Libbey, Inc.                                                  27,932     596,348
*   Liberty Global P.L.C. Class A                                 89,117   6,984,099
*   Liberty Global P.L.C. Class B                                    808      63,460
*   Liberty Global P.L.C. Series C                                66,326   4,965,164
*   Liberty Interactive Corp. Class A                            542,102  14,615,070
*   Liberty Interactive Corp. Class B                             11,386     307,194
*   Liberty Media Corp. Class A                                  135,703  20,750,346
*   Liberty Media Corp. Class B                                    5,224     787,622
*   Liberty Ventures Series A                                     33,924   3,642,420
*   Liberty Ventures Series B                                        569      61,389
#*  Life Time Fitness, Inc.                                       69,694   3,165,501
    Lifetime Brands, Inc.                                         15,818     247,710
*   LIN Media LLC Class A                                         49,530   1,216,952
#   Lincoln Educational Services Corp.                            32,420     154,968
#*  Lions Gate Entertainment Corp.                                12,506     432,457
    Lithia Motors, Inc. Class A                                   38,194   2,400,493
*   Live Nation Entertainment, Inc.                              332,322   6,460,340
*   LKQ Corp.                                                    376,352  12,430,907
    Loral Space & Communications, Inc.                            30,095   2,147,880
    Lowe's Cos., Inc.                                            331,612  16,507,645
*   Luby's, Inc.                                                  35,781     274,082
#*  Lululemon Athletica, Inc.                                     18,766   1,295,792
#*  Lumber Liquidators Holdings, Inc.                             34,916   3,987,058
#*  M/I Homes, Inc.                                               36,568     748,547
#   Mac-Gray Corp.                                                19,027     401,089
    Macy's, Inc.                                                 276,516  12,750,153
*   Madison Square Garden Co. (The) Class A                      109,895   6,650,845
    Marcus Corp.                                                  30,027     431,188
    Marine Products Corp.                                         47,094     441,271
*   MarineMax, Inc.                                               38,104     561,272
    Marriott International, Inc. Class A                          65,254   2,941,650
*   Marriott Vacations Worldwide Corp.                            14,520     727,162
*   Martha Stewart Living Omnimedia Class A                       60,321     154,422
    Mattel, Inc.                                                 125,420   5,564,885
#   Matthews International Corp. Class A                          42,640   1,731,184
#*  McClatchy Co. (The) Class A                                   97,918     276,129
    McDonald's Corp.                                              93,700   9,043,924
#   MDC Holdings, Inc.                                            81,138   2,368,418
#*  Media General, Inc. Class A                                   37,031     539,912
    Men's Wearhouse, Inc. (The)                                   81,646   3,453,626
#   Meredith Corp.                                                56,139   2,879,931
*   Meritage Homes Corp.                                          60,328   2,738,288
#*  MGM Resorts International                                    514,099   9,788,445
*   Michael Kors Holdings, Ltd.                                   25,080   1,929,906
*   Modine Manufacturing Co.                                      83,592   1,113,445
*   Mohawk Industries, Inc.                                       97,755  12,944,717
*   Monarch Casino & Resort, Inc.                                 27,593     466,598
#   Monro Muffler Brake, Inc.                                     46,126   2,121,796
#   Morningstar, Inc.                                             20,040   1,609,012
*   Motorcar Parts of America, Inc.                               18,334     250,809

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Movado Group, Inc.                                            33,112 $ 1,544,013
*   MTR Gaming Group, Inc.                                        26,957     140,176
*   Multimedia Games Holding Co., Inc.                            25,419     826,372
*   Murphy USA, Inc.                                              51,294   2,081,511
    NACCO Industries, Inc. Class A                                10,535     600,179
*   Nathan's Famous, Inc.                                          7,706     395,472
    National CineMedia, Inc.                                      65,180   1,141,954
#*  Nautilus, Inc.                                                53,207     423,528
*   Netflix, Inc.                                                 20,041   6,462,822
#*  Nevada Gold & Casinos, Inc.                                    1,100       1,155
*   New York & Co., Inc.                                         111,142     569,047
#   New York Times Co. (The) Class A                             263,440   3,643,375
    Newell Rubbermaid, Inc.                                       92,609   2,744,005
*   News Corp. Class A                                           211,583   3,723,861
*   News Corp. Class B                                            76,452   1,370,784
#   Nexstar Broadcasting Group, Inc. Class A                      25,651   1,138,648
    NIKE, Inc. Class B                                            79,134   5,995,192
*   Nobility Homes, Inc.                                           2,557      23,652
#   Nordstrom, Inc.                                               42,272   2,556,188
#   Nutrisystem, Inc.                                             42,029     790,145
*   NVR, Inc.                                                      6,499   5,961,663
*   O'Reilly Automotive, Inc.                                     73,392   9,086,664
*   Office Depot, Inc.                                           444,152   2,482,810
    OfficeMax, Inc.                                              134,321   2,012,129
    Omnicom Group, Inc.                                           47,482   3,233,999
*   Orbitz Worldwide, Inc.                                        89,814     829,881
*   Orient-Express Hotels, Ltd. Class A                          157,124   2,091,320
#*  Outerwall, Inc.                                               48,358   3,142,303
*   Overstock.com, Inc.                                           21,548     504,870
#   Oxford Industries, Inc.                                       24,128   1,731,667
#*  P&F Industries, Inc. Class A                                   2,869      22,149
#*  Pacific Sunwear of California, Inc.                           84,041     226,070
*   Panera Bread Co. Class A                                      19,844   3,133,764
    Papa John's International, Inc.                               29,488   2,231,357
#*  Penn National Gaming, Inc.                                   132,904   7,776,213
    Penske Automotive Group, Inc.                                152,729   6,051,123
*   Pep Boys-Manny Moe & Jack (The)                               87,677   1,134,540
*   Perfumania Holdings, Inc.                                      6,982      32,466
    Perry Ellis International, Inc.                               25,247     479,945
#   PetMed Express, Inc.                                          32,127     476,765
#   PetSmart, Inc.                                                31,473   2,289,975
#   Pier 1 Imports, Inc.                                         139,418   2,911,048
*   Pinnacle Entertainment, Inc.                                  76,630   1,793,142
*   Point.360                                                      6,026       4,664
#   Polaris Industries, Inc.                                      22,161   2,901,983
    Pool Corp.                                                    56,154   3,053,655
#*  Premier Exhibitions, Inc.                                      6,900       9,246
*   priceline.com, Inc.                                            4,200   4,426,086
    PulteGroup, Inc.                                             570,771  10,074,108
    PVH Corp.                                                     71,941   8,961,690
*   QEP Co., Inc.                                                    670      13,233
#*  Quiksilver, Inc.                                             280,118   2,330,582

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#*  Radio One, Inc. Class D                                       33,982 $  101,946
#*  RadioShack Corp.                                             143,336    402,774
    Ralph Lauren Corp.                                            12,900  2,136,756
*   Reading International, Inc. Class A                           14,293     94,620
*   Reading International, Inc. Class B                              300      2,516
*   Red Lion Hotels Corp.                                         26,248    158,013
*   Red Robin Gourmet Burgers, Inc.                               25,039  1,907,471
#   Regal Entertainment Group Class A                            110,822  2,106,726
#   Regis Corp.                                                   93,341  1,353,445
#   Rent-A-Center, Inc.                                           96,937  3,319,123
#*  Rentrak Corp.                                                 11,567    433,647
#   RG Barry Corp.                                                21,060    401,825
#*  Rick's Cabaret International, Inc.                            13,809    155,904
    Rocky Brands, Inc.                                             8,403    127,389
    Ross Stores, Inc.                                             78,845  6,098,661
    Royal Caribbean Cruises, Ltd.                                237,748  9,994,926
*   Ruby Tuesday, Inc.                                           104,938    622,282
    Ruth's Hospitality Group, Inc.                                61,943    755,085
#   Ryland Group, Inc. (The)                                      69,112  2,778,302
    Saga Communications, Inc. Class A                              5,094    242,525
#*  Saks, Inc.                                                   243,217  3,889,040
    Salem Communications Corp. Class A                            21,782    179,919
*   Sally Beauty Holdings, Inc.                                  101,280  2,665,690
#   Scholastic Corp.                                              38,702  1,110,360
*   Scientific Games Corp. Class A                               141,786  2,591,848
    Scripps Networks Interactive, Inc. Class A                    29,755  2,395,277
#*  Sears Holdings Corp.                                          68,597  3,984,114
#*  Select Comfort Corp.                                          45,800    839,056
    Service Corp. International/US                               368,150  6,630,381
*   SHFL Entertainment, Inc.                                      93,688  2,171,688
    Shiloh Industries, Inc.                                       24,348    399,794
    Shoe Carnival, Inc.                                           33,863    880,099
#*  Shutterfly, Inc.                                              66,133  3,249,776
#   Signet Jewelers, Ltd.                                        125,728  9,386,852
#   Sinclair Broadcast Group, Inc. Class A                        41,284  1,323,565
    Six Flags Entertainment Corp.                                147,364  5,542,360
*   Skechers U.S.A., Inc. Class A                                 63,932  1,862,978
#*  Skyline Corp.                                                 10,884     47,563
#*  Smith & Wesson Holding Corp.                                  28,380    305,936
#   Sonic Automotive, Inc. Class A                                73,765  1,643,484
*   Sonic Corp.                                                   43,011    830,112
    Sotheby's                                                     89,578  4,649,098
*   Spanish Broadcasting System, Inc. Class A                      2,346      9,290
    Spartan Motors, Inc.                                          47,982    325,798
    Speedway Motorsports, Inc.                                    60,411  1,103,105
*   Sport Chalet, Inc. Class A                                     9,608     11,049
*   Sport Chalet, Inc. Class B                                     1,292      1,673
#   Stage Stores, Inc.                                            50,669  1,046,315
#   Standard Motor Products, Inc.                                 39,019  1,410,927
#*  Standard Pacific Corp.                                       394,219  3,126,157
*   Stanley Furniture Co., Inc.                                   15,342     59,680
#   Staples, Inc.                                                422,267  6,806,944

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CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Starbucks Corp.                                               67,563 $ 5,475,981
    Starwood Hotels & Resorts Worldwide, Inc.                     29,703   2,186,735
*   Starz - Liberty Capital Class A                              152,168   4,587,865
*   Starz - Liberty Capital Class B                                5,224     157,869
#   Stein Mart, Inc.                                              66,806     986,725
*   Steiner Leisure, Ltd.                                         23,401   1,310,924
*   Steven Madden, Ltd.                                           87,812   3,220,926
    Stewart Enterprises, Inc. Class A                            114,611   1,514,011
*   Stoneridge, Inc.                                              48,856     623,403
    Strattec Security Corp.                                        4,792     194,172
    Strayer Education, Inc.                                        7,822     309,204
#   Sturm Ruger & Co., Inc.                                       24,927   1,630,475
#   Superior Industries International, Inc.                       42,144     790,200
#   Superior Uniform Group, Inc.                                  12,533     189,248
    Systemax, Inc.                                                51,897     493,022
#*  Tandy Leather Factory, Inc.                                    7,929      65,811
    Target Corp.                                                 146,665   9,502,425
#*  Tempur-Pedic International, Inc.                              18,061     692,639
*   Tenneco, Inc.                                                 37,500   1,990,125
#*  Tesla Motors, Inc.                                            32,845   5,253,229
    Texas Roadhouse, Inc.                                        120,981   3,317,299
#   Thor Industries, Inc.                                         88,137   5,112,827
    Tiffany & Co.                                                 42,344   3,352,374
    Time Warner Cable, Inc.                                      161,177  19,365,417
    Time Warner, Inc.                                            517,336  35,561,677
    TJX Cos., Inc.                                                74,256   4,514,022
*   Toll Brothers, Inc.                                          244,751   8,047,413
*   Tower International, Inc.                                        385       8,170
    Town Sports International Holdings, Inc.                      26,956     348,272
    Tractor Supply Co.                                           112,892   8,054,844
    Trans World Entertainment Corp.                                1,798       7,785
#*  Trinity Place Holdings, Inc.                                  10,474      52,894
#*  TripAdvisor, Inc.                                             53,030   4,386,111
*   TRW Automotive Holdings Corp.                                116,619   8,759,253
#*  Tuesday Morning Corp.                                         75,510   1,068,467
    Tupperware Brands Corp.                                       28,324   2,539,247
    Twenty-First Century Fox, Inc. Class A                       846,333  28,843,029
    Twenty-First Century Fox, Inc. Class B                       305,808  10,397,472
*   Ulta Salon Cosmetics & Fragrance, Inc.                        39,676   5,112,253
#*  Under Armour, Inc. Class A                                    21,600   1,752,840
*   Unifi, Inc.                                                   29,133     710,554
*   Universal Electronics, Inc.                                   23,343     908,276
    Universal Technical Institute, Inc.                           35,790     475,649
#*  UQM Technologies, Inc.                                        21,417      33,196
*   Urban Outfitters, Inc.                                        31,700   1,200,796
*   US Auto Parts Network, Inc.                                   39,333      70,013
#   Vail Resorts, Inc.                                            60,667   4,273,990
#   Valassis Communications, Inc.                                 67,600   1,849,536
#   Value Line, Inc.                                               7,363      68,697
*   Valuevision Media, Inc. Class A                               82,152     438,692
    VF Corp.                                                      37,138   7,984,670
    Viacom, Inc. Class A                                           9,434     788,211

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CONTINUED

                                                                 SHARES      VALUE+
                                                                 ------- --------------
Consumer Discretionary -- (Continued)
    Viacom, Inc. Class B                                         120,573 $   10,042,525
*   Visteon Corp.                                                 82,031      6,323,770
*   Vitacost.com, Inc.                                             8,179         64,696
#*  Vitamin Shoppe, Inc.                                          37,056      1,738,297
#*  VOXX International Corp.                                      33,932        526,285
    Walking Co. Holdings, Inc. (The)                                 329          2,961
    Walt Disney Co. (The)                                        830,524     56,965,641
    Washington Post Co. (The) Class B                             11,115      7,150,502
    Weight Watchers International, Inc.                           34,160      1,096,878
#*  Wells-Gardner Electronics Corp.                                4,482          7,530
#   Wendy's Co. (The)                                            663,290      5,763,990
*   West Marine, Inc.                                             33,252        406,007
#*  Wet Seal, Inc. (The) Class A                                 145,614        481,982
    Weyco Group, Inc.                                             12,731        365,762
    Whirlpool Corp.                                               69,189     10,102,286
#   Williams-Sonoma, Inc.                                         76,155      3,993,568
#   Winmark Corp.                                                  4,323        316,487
*   Winnebago Industries, Inc.                                    47,064      1,395,918
#   Wolverine World Wide, Inc.                                    58,972      3,405,043
#   World Wrestling Entertainment, Inc. Class A                   44,601        577,583
    Wyndham Worldwide Corp.                                      180,614     11,992,770
#   Wynn Resorts, Ltd.                                            19,658      3,268,142
    Yum! Brands, Inc.                                             41,894      2,832,872
#*  Zagg, Inc.                                                    35,013        165,962
*   Zale Corp.                                                    50,207        784,735
#*  Zumiez, Inc.                                                  53,311      1,580,138
                                                                         --------------
Total Consumer Discretionary                                              1,414,873,767
                                                                         --------------
Consumer Staples -- (5.4%)
#   Alico, Inc.                                                   10,664        426,133
*   Alliance One International, Inc.                             138,442        411,173
    Altria Group, Inc.                                           380,680     14,172,716
#   Andersons, Inc. (The)                                         31,049      2,303,215
    Archer-Daniels-Midland Co.                                   334,396     13,676,796
    Arden Group, Inc. Class A                                      2,456        319,280
    Avon Products, Inc.                                           68,745      1,203,038
#   B&G Foods, Inc.                                               70,721      2,393,906
    Beam, Inc.                                                   152,865     10,287,815
#*  Boston Beer Co., Inc. (The) Class A                            3,133        719,305
#*  Boulder Brands, Inc.                                          99,079      1,623,905
    Bridgford Foods Corp.                                          7,329         73,950
    Brown-Forman Corp. Class A                                    20,355      1,467,188
#   Brown-Forman Corp. Class B                                    26,010      1,898,210
    Bunge, Ltd.                                                  155,361     12,759,799
#   Cal-Maine Foods, Inc.                                         35,592      1,805,582
#   Calavo Growers, Inc.                                          24,739        734,501
#   Campbell Soup Co.                                             45,434      1,934,125
    Casey's General Stores, Inc.                                  62,732      4,571,908
#   CCA Industries, Inc.                                           5,962         18,423
*   Central Garden and Pet Co.                                    26,310        199,693
#*  Central Garden and Pet Co. Class A                            60,553        445,670
*   Chiquita Brands International, Inc.                           86,616        896,476

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CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
    Church & Dwight Co., Inc.                                     89,322 $ 5,819,328
#   Clorox Co. (The)                                              18,397   1,659,225
    Coca-Cola Bottling Co. Consolidated                           11,216     710,197
    Coca-Cola Co. (The)                                          439,242  17,380,806
    Coca-Cola Enterprises, Inc.                                  219,366   9,154,143
#   Coffee Holding Co., Inc.                                       5,400      28,836
    Colgate-Palmolive Co.                                         77,376   5,008,548
    ConAgra Foods, Inc.                                          300,325   9,553,338
*   Constellation Brands, Inc. Class A                           209,075  13,652,598
*   Constellation Brands, Inc. Class B                             5,400     346,167
    Costco Wholesale Corp.                                        80,555   9,505,490
*   Craft Brew Alliance, Inc.                                     24,356     395,054
#*  Crimson Wine Group, Ltd.                                      24,913     217,989
*   Crystal Rock Holdings, Inc.                                      200         174
    CVS Caremark Corp.                                           672,828  41,890,271
*   Darling International, Inc.                                  198,256   4,613,417
*   Dean Foods Co.                                               165,578   3,228,771
#*  Diamond Foods, Inc.                                           29,698     724,928
#*  Dole Food Co., Inc.                                          140,856   1,908,599
    Dr Pepper Snapple Group, Inc.                                128,357   6,077,704
*   Elizabeth Arden, Inc.                                         48,020   1,737,844
    Energizer Holdings, Inc.                                      47,928   4,702,216
    Estee Lauder Cos., Inc. (The) Class A                         37,796   2,682,004
*   Farmer Bros Co.                                               22,748     410,829
    Flowers Foods, Inc.                                          177,571   4,499,649
    Fresh Del Monte Produce, Inc.                                 96,955   2,578,033
#*  Fresh Market, Inc. (The)                                       1,503      76,518
    General Mills, Inc.                                          108,088   5,449,797
    Golden Enterprises, Inc.                                       9,888      41,431
#*  Green Mountain Coffee Roasters, Inc.                          62,576   3,930,399
#   Griffin Land & Nurseries, Inc.                                 6,027     198,891
#*  Hain Celestial Group, Inc. (The)                              66,335   5,521,062
#*  Harbinger Group, Inc.                                          8,503      92,598
    Harris Teeter Supermarkets, Inc.                              82,335   4,060,762
#   Herbalife, Ltd.                                               44,162   2,862,581
    Hershey Co. (The)                                             16,300   1,617,612
    Hillshire Brands Co.                                          40,460   1,328,302
    Hormel Foods Corp.                                           129,444   5,625,636
*   IGI Laboratories, Inc.                                           647       1,417
#   Ingles Markets, Inc. Class A                                  22,282     575,098
    Ingredion, Inc.                                              107,338   7,058,547
    Inter Parfums, Inc.                                           50,912   1,790,066
#*  Inventure Foods, Inc.                                          8,519      95,924
    J&J Snack Foods Corp.                                         31,611   2,704,953
    JM Smucker Co. (The)                                         102,584  11,408,367
    John B Sanfilippo & Son, Inc.                                  8,216     201,949
    Kellogg Co.                                                   30,401   1,922,863
    Kimberly-Clark Corp.                                          43,048   4,649,184
    Kraft Foods Group, Inc.                                      291,931  15,875,208
    Kroger Co. (The)                                             214,162   9,174,700
#   Lancaster Colony Corp.                                        36,595   3,037,019
#   Lifeway Foods, Inc.                                            8,037     117,581

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
                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
#   Limoneira Co.                                                  2,051 $    54,023
    Lorillard, Inc.                                               55,079   2,809,580
*   Mannatech, Inc.                                                2,000      47,180
    McCormick & Co., Inc.(579780107)                               3,330     226,673
#   McCormick & Co., Inc.(579780206)                              22,414   1,549,928
    Mead Johnson Nutrition Co.                                    24,949   2,037,335
#*  Medifast, Inc.                                                24,365     567,948
    MGP Ingredients, Inc.                                         20,250     107,123
    Molson Coors Brewing Co. Class A                               1,020      56,197
    Molson Coors Brewing Co. Class B                             164,040   8,858,160
    Mondelez International, Inc. Class A                         920,693  30,972,113
*   Monster Beverage Corp.                                        37,800   2,163,294
    Nash Finch Co.                                                18,070     507,044
    National Beverage Corp.                                       50,259     920,242
#*  Natural Alternatives International, Inc.                       7,028      42,941
#   Nature's Sunshine Products, Inc.                                 400       7,556
    Nu Skin Enterprises, Inc. Class A                             62,985   7,364,836
    Nutraceutical International Corp.                             14,920     358,826
    Oil-Dri Corp. of America                                      10,212     362,424
#*  Omega Protein Corp.                                           31,549     295,299
#   Orchids Paper Products Co.                                     5,292     161,406
*   Pantry, Inc. (The)                                            35,589     476,537
    PepsiCo, Inc.                                                188,490  15,850,124
    Philip Morris International, Inc.                            186,642  16,633,535
*   Pilgrim's Pride Corp.                                        253,171   3,587,433
*   Post Holdings, Inc.                                           54,384   2,335,793
*   Prestige Brands Holdings, Inc.                                90,105   2,813,979
#   Pricesmart, Inc.                                              29,831   3,394,470
    Procter & Gamble Co. (The)                                   646,219  52,182,184
#   Reliv International, Inc.                                      8,132      20,574
*   Revlon, Inc. Class A                                          43,675   1,037,281
    Reynolds American, Inc.                                       85,900   4,412,683
*   Rite Aid Corp.                                               654,011   3,485,879
    Rocky Mountain Chocolate Factory, Inc.                        10,758     136,411
#   Safeway, Inc.                                                240,783   8,403,327
    Sanderson Farms, Inc.                                         38,876   2,457,352
    Seaboard Corp.                                                 1,240   3,385,200
*   Seneca Foods Corp. Class A                                    13,971     409,630
*   Seneca Foods Corp. Class B                                     1,999      58,971
#   Snyders-Lance, Inc.                                          111,753   3,351,472
#   Spartan Stores, Inc.                                          34,784     818,468
    Spectrum Brands Holdings, Inc.                                83,516   5,505,375
#*  Susser Holdings Corp.                                         35,655   1,955,320
#   Sysco Corp.                                                   64,489   2,085,574
*   Tofutti Brands, Inc.                                           1,645       4,606
#   Tootsie Roll Industries, Inc.                                 60,027   1,920,864
#*  TreeHouse Foods, Inc.                                         61,301   4,490,911
    Tyson Foods, Inc. Class A                                    296,508   8,204,376
#*  United Natural Foods, Inc.                                    67,665   4,834,664
    United-Guardian, Inc.                                          4,655     117,353
#   Universal Corp.                                               35,612   1,888,504
#*  USANA Health Sciences, Inc.                                   22,158   1,511,840

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
                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Staples -- (Continued)
#   Vector Group, Ltd.                                              82,431 $  1,332,909
    Village Super Market, Inc. Class A                              10,894      399,374
    Wal-Mart Stores, Inc.                                          387,774   29,761,655
    Walgreen Co.                                                   475,167   28,148,893
    WD-40 Co.                                                       21,425    1,553,098
    Weis Markets, Inc.                                              40,839    2,089,732
*   WhiteWave Foods Co. Class A                                    157,177    3,145,112
    Whole Foods Market, Inc.                                       111,644    7,048,086
                                                                           ------------
Total Consumer Staples                                                      602,967,107
                                                                           ------------
Energy -- (10.5%)
#*  Abraxas Petroleum Corp.                                         37,774      109,167
    Adams Resources & Energy, Inc.                                   6,454      334,124
#   Alon USA Energy, Inc.                                           94,311    1,139,277
#*  Alpha Natural Resources, Inc.                                  354,561    2,481,927
    Anadarko Petroleum Corp.                                       289,878   27,622,475
    Apache Corp.                                                   199,761   17,738,777
#*  Approach Resources, Inc.                                        49,529    1,394,241
#   Arch Coal, Inc.                                                334,373    1,417,742
*   Atwood Oceanics, Inc.                                          110,382    5,864,596
    Baker Hughes, Inc.                                             220,329   12,798,912
*   Barnwell Industries, Inc.                                       10,714       38,035
#*  Basic Energy Services, Inc.                                     68,017      997,809
    Berry Petroleum Co. Class A                                     76,632    3,659,178
#*  Bill Barrett Corp.                                              76,460    2,115,648
#*  BioFuel Energy Corp.                                               586        2,016
#*  Black Ridge Oil and Gas, Inc.                                    3,728        2,423
    Bolt Technology Corp.                                           13,925      249,118
#*  Bonanza Creek Energy, Inc.                                      70,953    3,585,965
#*  BPZ Resources, Inc.                                            187,459      376,793
    Bristow Group, Inc.                                             59,800    4,812,106
#*  C&J Energy Services, Inc.                                       88,232    2,032,865
    Cabot Oil & Gas Corp.                                          260,940    9,216,401
#*  Cal Dive International, Inc.                                   136,372      268,653
*   Callon Petroleum Co.                                            63,979      436,977
*   Cameron International Corp.                                    107,036    5,871,995
#   CARBO Ceramics, Inc.                                            30,729    3,851,573
#*  Carrizo Oil & Gas, Inc.                                         71,998    3,156,392
*   Cheniere Energy, Inc.                                          109,205    4,346,359
#   Chesapeake Energy Corp.                                        617,817   17,274,163
    Chevron Corp.                                                1,090,432  130,808,223
    Cimarex Energy Co.                                              86,997    9,165,134
*   Clayton Williams Energy, Inc.                                   18,098    1,408,567
#*  Clean Energy Fuels Corp.                                       131,913    1,502,489
*   Cloud Peak Energy, Inc.                                         95,478    1,490,412
*   Cobalt International Energy, Inc.                               30,619      710,667
#   Comstock Resources, Inc.                                        79,403    1,358,585
*   Concho Resources, Inc.                                          55,085    6,092,952
    ConocoPhillips                                                 648,630   47,544,579
    CONSOL Energy, Inc.                                            135,371    4,941,041
    Contango Oil & Gas Co.                                          28,859    1,236,606
#*  Continental Resources, Inc.                                      8,245      939,105

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
                                                                  SHARES      VALUE+
                                                                 --------- ------------
Energy -- (Continued)
    Crosstex Energy, Inc.                                           90,682 $  2,783,031
*   Dawson Geophysical Co.                                          13,291      388,629
    Delek US Holdings, Inc.                                         94,246    2,407,985
*   Denbury Resources, Inc.                                        393,926    7,480,655
    Devon Energy Corp.                                             192,354   12,160,620
#   DHT Holdings, Inc.                                              11,574       59,375
#   Diamond Offshore Drilling, Inc.                                 75,303    4,663,515
#*  Double Eagle Petroleum Co.                                      13,728       38,164
*   Dresser-Rand Group, Inc.                                        58,960    3,582,999
*   Dril-Quip, Inc.                                                 49,886    5,857,614
*   Emerald Oil, Inc.                                               94,125      818,887
#*  Endeavour International Corp.                                   69,811      414,677
    Energen Corp.                                                   47,854    3,747,925
    Energy XXI Bermuda, Ltd.                                       125,664    3,651,796
*   ENGlobal Corp.                                                  27,850       30,635
    EOG Resources, Inc.                                            150,872   26,915,565
*   EPL Oil & Gas, Inc.                                             66,082    2,106,694
    EQT Corp.                                                       33,734    2,887,968
*   Era Group, Inc.                                                 33,423    1,056,167
*   Evolution Petroleum Corp.                                       23,938      288,692
*   Exterran Holdings, Inc.                                        108,389    3,094,506
    Exxon Mobil Corp.                                            2,490,947  223,238,670
*   FieldPoint Petroleum Corp.                                       9,928       47,654
*   FMC Technologies, Inc.                                          46,376    2,344,307
#*  Forbes Energy Services, Ltd.                                     1,485        7,395
#*  Forest Oil Corp.                                                12,975       61,502
#*  FX Energy, Inc.                                                 28,806      100,245
#*  Gastar Exploration, Ltd.                                        55,807      241,086
#*  Geospace Technologies Corp.                                     17,164    1,672,117
#*  Gevo, Inc.                                                       8,138       13,835
#*  Global Geophysical Services, Inc.                               58,034      138,701
*   Goodrich Petroleum Corp.                                           524       12,256
#   Green Plains Renewable Energy, Inc.                             50,430      813,436
*   Gulf Coast Ultra Deep Royalty Trust                            203,138      491,594
    Gulf Island Fabrication, Inc.                                   21,994      554,689
    Gulfmark Offshore, Inc. Class A                                 47,345    2,356,834
*   Gulfport Energy Corp.                                          103,910    6,098,478
#*  Halcon Resources Corp.                                          85,916      445,045
    Halliburton Co.                                                117,429    6,227,260
#*  Harvest Natural Resources, Inc.                                 65,844      329,220
*   Helix Energy Solutions Group, Inc.                             177,835    4,207,576
    Helmerich & Payne, Inc.                                        108,956    8,449,538
*   Hercules Offshore, Inc.                                        251,482    1,710,078
    Hess Corp.                                                     156,493   12,707,232
*   HKN, Inc.                                                          278       20,711
    HollyFrontier Corp.                                            233,319   10,746,673
*   Hornbeck Offshore Services, Inc.                                58,368    3,225,999
#*  ION Geophysical Corp.                                          258,401    1,198,981
#*  James River Coal Co.                                            49,177       94,420
*   Key Energy Services, Inc.                                      237,776    1,859,408
    Kinder Morgan, Inc.                                            220,515    7,786,385
    Knightsbridge Tankers, Ltd.                                     14,984      123,468

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
                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
#*  Kodiak Oil & Gas Corp.                                       350,234 $ 4,542,535
*   Laredo Petroleum Holdings, Inc.                                8,906     282,944
#*  Lone Pine Resources, Inc.                                     39,821         916
#*  Lucas Energy, Inc.                                            22,519      24,996
#*  Magnum Hunter Resources Corp.                                222,311   1,585,077
    Marathon Oil Corp.                                           362,290  12,774,345
    Marathon Petroleum Corp.                                     188,287  13,492,646
*   Matador Resources Co.                                        107,930   1,986,991
*   Matrix Service Co.                                            46,064     957,671
#*  McDermott International, Inc.                                345,195   2,440,529
*   Mexco Energy Corp.                                             2,059      13,528
*   Mitcham Industries, Inc.                                      18,174     302,415
    Murphy Oil Corp.                                             111,706   6,738,106
    Nabors Industries, Ltd.                                      491,899   8,598,395
    National Oilwell Varco, Inc.                                 223,886  18,175,065
*   Natural Gas Services Group, Inc.                              19,119     535,141
*   Newfield Exploration Co.                                     223,021   6,790,989
#*  Newpark Resources, Inc.                                      147,888   1,885,572
    Noble Corp.                                                  267,780  10,095,306
    Noble Energy, Inc.                                           202,440  15,168,829
#   Nordic American Tankers, Ltd.                                  9,013      73,546
#*  Northern Oil and Gas, Inc.                                    94,240   1,548,363
#*  Nuverra Environmental Solutions, Inc.                        400,571     977,393
*   Oasis Petroleum, Inc.                                         48,790   2,598,067
    Occidental Petroleum Corp.                                   454,609  43,678,833
    Oceaneering International, Inc.                               55,284   4,747,790
*   Oil States International, Inc.                                85,471   9,284,715
#*  Overseas Shipholding Group, Inc.                              43,852     151,289
#   Panhandle Oil and Gas, Inc. Class A                           12,506     419,826
*   Parker Drilling Co.                                          209,942   1,511,582
    Patterson-UTI Energy, Inc.                                   244,669   5,935,670
*   PDC Energy, Inc.                                              60,896   4,129,358
    Peabody Energy Corp.                                         266,878   5,198,783
*   Penn Virginia Corp.                                          110,638     941,529
#*  PetroQuest Energy, Inc.                                       99,733     470,740
#*  PHI, Inc.(69336T106)                                           2,686     101,047
*   PHI, Inc.(69336T205)                                          20,171     803,209
    Phillips 66                                                  330,183  21,273,691
*   Pioneer Energy Services Corp.                                103,030     865,452
    Pioneer Natural Resources Co.                                 92,820  19,007,680
*   PostRock Energy Corp.                                          1,400       2,044
*   Pyramid Oil Co.                                                3,900      20,670
    QEP Resources, Inc.                                          154,802   5,117,754
    Range Resources Corp.                                         72,807   5,512,218
#*  Renewable Energy Group, Inc.                                  28,187     307,520
#   Rentech, Inc.                                                296,041     506,230
*   REX American Resources Corp.                                  19,000     547,960
*   Rex Energy Corp.                                              94,391   2,029,406
#*  RigNet, Inc.                                                   3,933     144,970
#*  Rosetta Resources, Inc.                                       65,014   3,896,939
*   Rowan Cos. P.L.C. Class A                                    213,616   7,707,265
#*  Royale Energy, Inc.                                            3,300       8,877

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES      VALUE+
                                                                 ------- --------------
Energy -- (Continued)
#   RPC, Inc.                                                    237,456 $    4,354,943
#*  SandRidge Energy, Inc.                                       843,093      5,345,210
    Schlumberger, Ltd.                                           239,817     22,475,649
    Scorpio Tankers, Inc.                                          5,883         67,890
#   SEACOR Holdings, Inc.                                         35,196      3,442,169
    SemGroup Corp. Class A                                        71,694      4,329,601
#   Ship Finance International, Ltd.                             133,320      2,206,446
#   SM Energy Co.                                                106,519      9,438,649
*   Southwestern Energy Co.                                      224,517      8,356,523
    Spectra Energy Corp.                                         102,350      3,640,589
*   Steel Excel, Inc.                                             15,552        431,568
*   Stone Energy Corp.                                            83,640      2,915,690
*   Superior Energy Services, Inc.                               273,559      7,339,588
#*  Swift Energy Co.                                              62,421        856,416
*   Synergy Resources Corp.                                       98,883      1,024,428
    Targa Resources Corp.                                          5,721        443,721
#   Teekay Corp.                                                 115,228      5,004,352
*   Tesco Corp.                                                   56,775        975,394
    Tesoro Corp.                                                 217,506     10,633,868
#*  TETRA Technologies, Inc.                                     132,662      1,720,626
    TGC Industries, Inc.                                          32,159        237,012
    Tidewater, Inc.                                               83,088      5,003,559
#   Transocean, Ltd.                                             176,122      8,290,063
*   Triangle Petroleum Corp.                                     142,488      1,506,098
#*  Ultra Petroleum Corp.                                         96,263      1,767,389
#*  Unit Corp.                                                    81,692      4,199,786
#*  Uranium Energy Corp.                                          13,761         24,219
#*  USEC, Inc.                                                     5,782         46,603
#*  Vaalco Energy, Inc.                                           91,841        484,002
    Valero Energy Corp.                                          327,949     13,501,660
#   W&T Offshore, Inc.                                           126,804      2,420,688
*   Warren Resources, Inc.                                       107,751        337,261
#*  Weatherford International, Ltd.                              833,327     13,699,896
#   Western Refining, Inc.                                       142,551      4,600,121
#*  Westmoreland Coal Co.                                          9,348        132,835
*   Whiting Petroleum Corp.                                      116,092      7,765,394
*   Willbros Group, Inc.                                          82,347        803,707
    Williams Cos., Inc. (The)                                    198,070      7,073,080
#   World Fuel Services Corp.                                    115,825      4,418,724
#*  WPX Energy, Inc.                                             344,344      7,623,776
#*  Zion Oil & Gas, Inc.                                          29,867         48,982
                                                                         --------------
Total Energy                                                              1,157,055,546
                                                                         --------------
Financials -- (18.2%)
#*  1st Constitution Bancorp                                       3,197         32,290
#   1st Source Corp.                                              36,877      1,157,200
    1st United Bancorp Inc/Boca Raton                             39,952        305,233
#   Access National Corp.                                         11,632        169,013
    ACE, Ltd.                                                    177,882     16,977,058
*   Affiliated Managers Group, Inc.                               43,142      8,517,956
    Aflac, Inc.                                                  235,879     15,327,417
*   Alexander & Baldwin, Inc.                                     71,039      2,628,443

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
*   Alleghany Corp.                                                 17,916 $ 7,263,505
    Alliance Bancorp, Inc. of Pennsylvania                           4,908      71,166
    Allied World Assurance Co. Holdings AG                          62,835   6,804,402
    Allstate Corp. (The)                                           247,324  13,123,011
*   Altisource Asset Management Corp.                                1,977   1,264,647
*   Altisource Portfolio Solutions SA                               19,775   3,110,212
#   Ameriana Bancorp                                                   898      12,159
*   American Capital, Ltd.                                         518,772   7,267,996
#   American Equity Investment Life Holding Co.                     97,336   2,028,482
    American Express Co.                                           144,663  11,833,433
    American Financial Group, Inc.                                 153,281   8,623,589
*   American Independence Corp.                                      1,038      11,501
    American International Group, Inc.                             778,143  40,191,086
#   American National Bankshares, Inc.                               8,116     186,181
    American National Insurance Co.                                 32,280   3,262,540
*   American River Bankshares                                        7,316      63,503
*   American Spectrum Realty, Inc.                                   1,280       2,624
    Ameriprise Financial, Inc.                                     219,392  22,057,672
*   Ameris Bancorp                                                  37,468     685,664
    AMERISAFE, Inc.                                                 30,706   1,182,181
#   AmeriServ Financial, Inc.                                       18,864      59,233
#   Amtrust Financial Services, Inc.                               127,185   4,878,817
    Aon P.L.C.                                                     154,392  12,210,863
#*  Arch Capital Group, Ltd.                                       139,974   8,112,893
    Argo Group International Holdings, Ltd.                         49,201   2,065,458
#   Arrow Financial Corp.                                           18,742     483,731
    Arthur J Gallagher & Co.                                        93,055   4,415,460
    Aspen Insurance Holdings, Ltd.                                 112,534   4,389,951
#   Associated Banc-Corp.                                          277,747   4,516,166
    Assurant, Inc.                                                 137,241   8,025,854
    Assured Guaranty, Ltd.                                         319,214   6,543,887
    Asta Funding, Inc.                                              19,482     167,156
    Astoria Financial Corp.                                        167,357   2,210,786
#   Atlantic American Corp.                                         11,687      47,332
*   Atlantic Coast Financial Corp.                                   1,723       6,720
#*  Atlanticus Holdings Corp.                                       36,049     125,811
    Auburn National BanCorp., Inc.                                   1,955      50,048
#*  AV Homes, Inc.                                                  16,627     317,576
    Axis Capital Holdings, Ltd.                                    154,925   7,346,543
#   Baldwin & Lyons, Inc. Class A                                    2,126      57,115
#   Baldwin & Lyons, Inc. Class B                                   15,999     437,253
#   Banc of California, Inc.                                        16,862     237,923
    Bancfirst Corp.                                                 26,767   1,487,442
    Bancorp of New Jersey, Inc.                                        200       2,690
*   Bancorp, Inc.                                                   62,463   1,010,027
#   BancorpSouth, Inc.                                             161,987   3,579,913
    Bank Mutual Corp.                                               65,147     414,335
    Bank of America Corp.                                        6,230,807  86,982,066
    Bank of Commerce Holdings                                        8,161      44,886
#   Bank of Hawaii Corp.                                            76,261   4,421,613
    Bank of Kentucky Financial Corp.                                 5,476     157,764
    Bank of New York Mellon Corp. (The)                            611,569  19,447,894

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE+
                                                                  ------- -----------
Financials -- (Continued)
#    Bank of the Ozarks, Inc.                                      60,754 $ 3,006,108
     BankFinancial Corp.                                           27,930     259,470
     BankUnited, Inc.                                             173,168   5,328,379
     Banner Corp.                                                  33,615   1,286,110
     Bar Harbor Bankshares                                          5,080     191,719
     BB&T Corp.                                                   356,556  12,112,207
     BBCN Bancorp, Inc.                                           134,925   2,000,938
#*   BBX Capital Corp. Class A                                      2,975      39,240
     BCB Bancorp, Inc.                                              9,933     109,859
*    BCSB Bancorp, Inc.                                             1,647      41,916
*    Beneficial Mutual Bancorp, Inc.                              115,454   1,125,677
     Berkshire Bancorp, Inc.                                        3,850      29,722
*    Berkshire Hathaway, Inc. Class B                             232,188  26,720,195
     Berkshire Hills Bancorp, Inc.                                 40,482   1,027,028
     BGC Partners, Inc. Class A                                   235,032   1,250,370
     BlackRock, Inc.                                               73,022  21,965,748
#*   BofI Holding, Inc.                                            22,709   1,372,078
     BOK Financial Corp.                                          100,294   6,141,002
     Boston Private Financial Holdings, Inc.                      132,716   1,511,635
     Bridge Bancorp, Inc.                                           6,184     142,789
#*   Bridge Capital Holdings                                       11,048     194,334
     Brookline Bancorp, Inc.                                      117,328   1,040,699
     Brown & Brown, Inc.                                          253,575   8,096,650
     Bryn Mawr Bank Corp.                                          21,466     598,043
     C&F Financial Corp.                                            2,201     118,656
#    Calamos Asset Management, Inc. Class A                        34,076     334,626
#    California First National Bancorp                              8,102     144,621
*    Camco Financial Corp.                                          4,832      29,958
     Camden National Corp.                                         12,341     497,959
#    Cape Bancorp, Inc.                                             6,875      63,319
*    Capital Bank Financial Corp. Class A                           3,547      78,814
#*   Capital City Bank Group, Inc.                                 22,959     282,396
     Capital One Financial Corp.                                  312,923  21,488,422
(d)  Capital Properties, Inc.                                       1,260       1,260
     Capital Properties, Inc. Class A                               1,400      11,200
     Capital Southwest Corp.                                       19,500     640,965
     CapitalSource, Inc.                                          467,159   6,110,440
     Capitol Federal Financial, Inc.                              257,535   3,262,968
     Cardinal Financial Corp.                                      51,210     844,965
*    Carolina Bank Holdings, Inc.                                   1,200      12,108
#    Cash America International, Inc.                              47,008   1,854,466
     Cathay General Bancorp                                       130,456   3,213,131
     CBOE Holdings, Inc.                                           12,975     629,288
*    CBRE Group, Inc. Class A                                      48,551   1,127,840
     Center Bancorp, Inc.                                          22,668     339,113
#    Centerstate Banks, Inc.                                       41,922     413,351
#    Central Pacific Financial Corp.                               15,152     279,100
     Century Bancorp, Inc. Class A                                  3,952     128,440
     CFS Bancorp, Inc.                                              2,552      31,874
     Charles Schwab Corp. (The)                                   206,046   4,666,942
     Charter Financial Corp.                                        4,056      43,967
     Chemical Financial Corp.                                      46,310   1,356,420

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Chicopee Bancorp, Inc.                                           7,105 $   124,693
    Chubb Corp. (The)                                              145,404  13,388,800
    Cincinnati Financial Corp.                                     174,747   8,737,350
*   CIT Group, Inc.                                                221,250  10,655,400
    Citigroup, Inc.                                              1,762,407  85,970,213
    Citizens Community Bancorp, Inc.                                 5,940      45,322
    Citizens Holding Co.                                             2,412      46,117
#*  Citizens, Inc.                                                  72,414     608,278
#   City Holding Co.                                                26,028   1,184,274
#   City National Corp.                                             92,950   6,702,624
#   CKX Lands, Inc.                                                  2,161      31,118
    Clifton Savings Bancorp, Inc.                                   35,727     451,232
    CME Group, Inc.                                                158,780  11,783,064
    CNA Financial Corp.                                            219,972   8,928,663
    CNB Financial Corp.                                             13,395     268,034
    CNO Financial Group, Inc.                                      360,876   5,622,448
    CoBiz Financial, Inc.                                           61,738     669,857
#   Codorus Valley Bancorp, Inc.                                     3,129      65,709
#   Cohen & Steers, Inc.                                            21,767     834,982
#*  Colonial Financial Services, Inc.                                2,537      35,518
*   Colony Bankcorp, Inc.                                            3,512      21,493
    Columbia Banking System, Inc.                                   82,547   2,120,632
    Comerica, Inc.                                                 199,974   8,658,874
    Commerce Bancshares, Inc.                                      157,980   7,268,660
    Commercial National Financial Corp.                              2,306      48,426
#   Community Bank System, Inc.                                     69,471   2,522,492
*   Community Bankers Trust Corp.                                    1,768       6,595
#   Community Trust Bancorp, Inc.                                   25,874   1,101,974
*   Community West Bancshares                                        3,113      18,289
#*  CommunityOne Bancorp.                                              122       1,313
#   Consolidated-Tomoka Land Co.                                     8,114     304,437
*   Consumer Portfolio Services, Inc.                               25,693     172,657
*   Cowen Group, Inc. Class A                                      163,233     648,035
#   Crawford & Co. Class A                                          36,655     305,336
#   Crawford & Co. Class B                                          39,704     436,347
*   Credit Acceptance Corp.                                         28,720   3,397,576
#   Cullen/Frost Bankers, Inc.                                     104,895   7,425,517
#   CVB Financial Corp.                                            172,725   2,511,422
*   DFC Global Corp.                                                65,826     796,495
#   Diamond Hill Investment Group, Inc.                              2,604     287,143
    Dime Community Bancshares, Inc.                                 61,565   1,007,203
    Discover Financial Services                                    238,701  12,383,808
    Donegal Group, Inc. Class A                                     29,981     475,199
#   Donegal Group, Inc. Class B                                      5,678     119,238
#*  Doral Financial Corp.                                              339       5,729
#*  E*TRADE Financial Corp.                                        494,741   8,366,070
    Eagle Bancorp Montana, Inc.                                        751       8,238
    East West Bancorp, Inc.                                        241,045   8,120,806
    Eastern Insurance Holdings, Inc.                                10,923     266,958
#*  Eastern Virginia Bankshares, Inc.                                3,292      19,851
#   Eaton Vance Corp.                                               42,432   1,774,082
*   eHealth, Inc.                                                   32,294   1,376,370

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    EMC Insurance Group, Inc.                                     18,772 $   638,999
    Employers Holdings, Inc.                                      52,920   1,591,304
#*  Encore Capital Group, Inc.                                    42,365   2,069,530
    Endurance Specialty Holdings, Ltd.                            77,272   4,272,369
*   Enstar Group, Ltd.                                            23,735   3,226,299
#   Enterprise Bancorp, Inc.                                       8,838     172,695
    Enterprise Financial Services Corp.                           26,367     475,397
    Erie Indemnity Co. Class A                                    44,654   3,207,050
#   ESB Financial Corp.                                           20,940     278,711
    ESSA Bancorp, Inc.                                            21,343     233,919
    Evans Bancorp, Inc.                                            2,684      54,284
    Evercore Partners, Inc. Class A                               44,075   2,224,465
    Everest Re Group, Ltd.                                        57,189   8,792,237
*   Ezcorp, Inc. Class A                                          84,046   1,322,044
*   Farmers Capital Bank Corp.                                     6,545     134,434
    FBL Financial Group, Inc. Class A                             44,583   1,994,643
    Federal Agricultural Mortgage Corp. Class A                    1,506      44,088
    Federal Agricultural Mortgage Corp. Class C                   14,912     532,209
#   Federated Investors, Inc. Class B                             61,483   1,667,419
    Federated National Holding Co. Class C                         6,646      68,122
    Fidelity National Financial, Inc. Class A                    327,791   9,227,317
#   Fidelity Southern Corp.                                        9,866     150,650
    Fifth Third Bancorp                                          917,495  17,459,930
#   Financial Engines, Inc.                                        7,048     393,772
    Financial Institutions, Inc.                                  20,307     480,667
*   First Acceptance Corp.                                        34,466      58,592
#   First American Financial Corp.                               175,006   4,525,655
#*  First BanCorp                                                 48,679     270,168
#   First Bancorp                                                 25,704     385,046
    First Bancorp of Indiana, Inc.                                   700       9,660
    First Bancorp, Inc.                                           12,744     221,873
*   First Bancshares, Inc.(318687100)                                569       4,837
    First Bancshares, Inc.(318916103)                                588       8,732
    First Busey Corp.                                            145,219     750,782
#   First Business Financial Services, Inc.                        2,063      72,659
*   First Cash Financial Services, Inc.                           40,969   2,478,215
    First Citizens BancShares, Inc. Class A                       12,723   2,693,841
#   First Commonwealth Financial Corp.                           167,614   1,456,566
    First Community Bancshares, Inc.                              28,521     476,015
    First Defiance Financial Corp.                                12,893     332,897
*   First Federal Bancshares of Arkansas, Inc.                     5,920      53,162
    First Federal of Northern Michigan Bancorp, Inc.               1,458       6,911
    First Financial Bancorp                                       94,558   1,467,540
#   First Financial Bankshares, Inc.                              50,166   3,085,711
    First Financial Corp.                                         21,762     751,659
    First Financial Holdings, Inc.                                41,778   2,503,756
#   First Financial Northwest, Inc.                               21,460     232,626
*   First Financial Service Corp.                                  1,956       9,702
#   First Horizon National Corp.                                 405,160   4,314,954
    First Interstate Bancsystem, Inc.                             30,496     765,755
#*  First Marblehead Corp. (The)                                 115,568     110,945
    First Merchants Corp.                                         48,175     905,690

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    First Midwest Bancorp, Inc.                                  127,458 $ 2,119,627
    First Niagara Financial Group, Inc.                          593,194   6,542,930
*   First Place Financial Corp.                                   23,310          47
    First Republic Bank                                           27,620   1,410,553
#*  First South Bancorp, Inc.                                     10,177      68,797
*   First United Corp.                                             5,415      44,403
#   First West Virginia Bancorp                                      752      12,325
    Firstbank Corp.                                                6,355     124,494
#   FirstMerit Corp.                                             282,547   6,346,006
#*  Flagstar Bancorp, Inc.                                        54,314     880,430
    Flushing Financial Corp.                                      51,375   1,032,124
#   FNB Corp.                                                    252,835   3,162,966
*   Forest City Enterprises, Inc. Class A                        299,587   6,069,633
*   Forest City Enterprises, Inc. Class B                         13,338     271,028
*   Forestar Group, Inc.                                          57,977   1,294,626
#*  Fortegra Financial Corp.                                       1,154       8,505
    Fox Chase Bancorp, Inc.                                       26,803     462,888
    Franklin Financial Corp.                                       1,219      23,003
    Franklin Resources, Inc.                                      73,653   3,966,951
    Fulton Financial Corp.                                       337,555   4,121,547
    FXCM, Inc. Class A                                            12,706     208,251
    Gain Capital Holdings, Inc.                                   21,199     221,954
    GAINSCO, Inc.                                                  1,100       9,290
    GAMCO Investors, Inc. Class A                                  8,812     630,146
*   Genworth Financial, Inc. Class A                             663,329   9,638,170
#   German American Bancorp, Inc.                                 18,170     493,861
    GFI Group, Inc.                                              186,276     646,378
#   Glacier Bancorp, Inc.                                        122,344   3,380,365
#*  Gleacher & Co., Inc.                                           4,182      55,119
*   Global Indemnity P.L.C.                                       25,376     625,011
    Goldman Sachs Group, Inc. (The)                              240,919  38,754,230
    Gouverneur Bancorp, Inc.                                         600       6,156
    Great Southern Bancorp, Inc.                                  20,689     580,947
#*  Green Dot Corp. Class A                                       56,442   1,211,245
    Greenhill & Co., Inc.                                         24,565   1,260,185
#*  Greenlight Capital Re, Ltd. Class A                           51,081   1,572,784
    Guaranty Bancorp                                               5,874      79,299
#*  Guaranty Federal Bancshares, Inc.                              1,840      20,728
#*  Hallmark Financial Services, Inc.                             25,575     217,643
    Hampden Bancorp, Inc.                                          4,784      82,285
*   Hampton Roads Bankshares, Inc.                                   912       1,286
    Hancock Holding Co.                                          142,736   4,678,886
    Hanmi Financial Corp.                                         55,540     970,839
    Hanover Insurance Group, Inc. (The)                           74,750   4,375,865
    Harleysville Savings Financial Corp.                           3,569      65,491
#*  Harris & Harris Group, Inc.                                   39,920     124,950
    Hartford Financial Services Group, Inc.                      519,292  17,500,140
    Hawthorn Bancshares, Inc.                                      2,685      37,080
    HCC Insurance Holdings, Inc.                                 172,273   7,864,262
#   HCI Group, Inc.                                               20,082     882,403
#   Heartland Financial USA, Inc.                                 28,015     742,117
    Heritage Commerce Corp.                                       36,457     284,000

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
    Heritage Financial Corp.                                        23,199 $    374,200
    Heritage Financial Group, Inc.                                   9,512      163,416
    HF Financial Corp.                                               5,606       74,728
    HFF, Inc. Class A                                               54,093    1,327,983
*   Hilltop Holdings, Inc.                                         133,793    2,319,971
#   Hingham Institution for Savings                                  1,548      112,571
*   HMN Financial, Inc.                                              2,615       22,515
*   Home Bancorp, Inc.                                               8,770      159,351
#   Home BancShares, Inc.                                           94,357    3,196,815
    Home Federal Bancorp, Inc.                                      22,353      348,483
    HopFed Bancorp, Inc.                                             3,213       34,861
    Horace Mann Educators Corp.                                     61,432    1,701,666
#   Horizon Bancorp                                                  4,783      103,839
*   Howard Hughes Corp. (The)                                       68,053    7,965,604
    Hudson City Bancorp, Inc.                                      798,053    7,166,516
#   Hudson Valley Holding Corp.                                     25,014      462,509
    Huntington Bancshares, Inc.                                    889,026    7,823,429
    Iberiabank Corp.                                                49,594    2,897,777
*   ICG Group, Inc.                                                 60,300      983,493
*   Imperial Holdings, Inc.                                          1,691        9,909
    Independence Holding Co.                                        18,425      252,791
#   Independent Bank Corp.(453836108)                               36,027    1,292,649
*   Independent Bank Corp.(453838609)                                8,213       79,830
    Infinity Property & Casualty Corp.                              19,978    1,370,091
    Interactive Brokers Group, Inc. Class A                         83,048    1,713,280
#*  IntercontinentalExchange, Inc.                                  47,289    9,114,009
*   InterGroup Corp. (The)                                             677       13,472
    International Bancshares Corp.                                 111,398    2,545,444
#*  Intervest Bancshares Corp. Class A                              23,302      169,872
#*  INTL. FCStone, Inc.                                             27,478      562,200
    Invesco, Ltd.                                                  451,532   15,239,205
*   Investment Technology Group, Inc.                               51,038      817,629
#   Investors Bancorp, Inc.                                        194,062    4,601,210
*   Investors Capital Holdings, Ltd.                                 5,019       35,334
    Investors Title Co.                                              2,281      178,237
*   Jacksonville Bancorp, Inc.                                          22          230
#   Janus Capital Group, Inc.                                      299,466    2,955,729
*   Jefferson Bancshares, Inc.                                       2,704       17,170
    JMP Group, Inc.                                                 30,003      192,319
    Jones Lang LaSalle, Inc.                                        68,985    6,567,372
    JPMorgan Chase & Co.                                         2,206,428  113,719,299
*   KCG Holdings, Inc. Class A                                      14,443      126,232
#*  Kearny Financial Corp.                                          96,018    1,008,189
    Kemper Corp.                                                    95,465    3,534,114
    Kennedy-Wilson Holdings, Inc.                                  107,424    2,152,777
#   Kentucky First Federal Bancorp                                   3,283       26,559
    KeyCorp                                                        979,536   12,273,586
    Lake Shore Bancorp, Inc.                                           449        5,410
#   Lakeland Bancorp, Inc.                                          51,188      583,543
    Lakeland Financial Corp.                                        26,015      925,874
    Landmark Bancorp, Inc.                                           2,307       46,394
    Lazard, Ltd. Class A                                             6,983      269,893

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   Legg Mason, Inc.                                             222,398 $ 8,555,651
    Leucadia National Corp.                                      498,666  14,132,194
    Life Partners Holdings, Inc.                                  19,377      39,142
    Lincoln National Corp.                                       296,482  13,463,248
    LNB Bancorp, Inc.                                             13,999     136,210
    Loews Corp.                                                  183,672   8,873,194
#*  Louisiana Bancorp, Inc.                                        3,600      64,422
    LPL Financial Holdings, Inc.                                 131,003   5,337,062
    LSB Financial Corp.                                              837      23,863
#   M&T Bank Corp.                                               135,141  15,207,417
*   Macatawa Bank Corp.                                           39,247     192,703
*   Magyar Bancorp, Inc.                                           2,122      15,544
#   Maiden Holdings, Ltd.                                        121,055   1,325,552
    MainSource Financial Group, Inc.                              29,780     483,032
#*  Malvern Bancorp, Inc.                                            694       8,432
    Manning & Napier, Inc.                                         2,218      36,819
*   Markel Corp.                                                  18,847   9,982,690
    MarketAxess Holdings, Inc.                                    44,173   2,881,405
    Marlin Business Services Corp.                                20,132     555,039
    Marsh & McLennan Cos., Inc.                                  132,000   6,045,600
#*  Maui Land & Pineapple Co., Inc.                                7,073      30,131
    Mayflower Bancorp, Inc.                                          768      14,930
    MB Financial, Inc.                                            94,050   2,793,285
*   MBIA, Inc.                                                   370,356   4,210,948
#*  MBT Financial Corp.                                           12,903      49,548
    MCG Capital Corp.                                            113,797     535,984
    McGraw-Hill Cos., Inc. (The)                                  27,929   1,946,093
#   Meadowbrook Insurance Group, Inc.                             75,195     499,295
    Medallion Financial Corp.                                     36,699     557,091
    Mercantile Bank Corp.                                         10,417     227,507
    Merchants Bancshares, Inc.                                     9,216     276,296
    Mercury General Corp.                                         92,544   4,308,849
#*  Meridian Interstate Bancorp, Inc.                             28,404     674,311
#   Meta Financial Group, Inc.                                     3,022     112,479
    MetLife, Inc.                                                512,756  24,258,486
*   Metro Bancorp, Inc.                                           20,331     433,864
    MetroCorp Bancshares, Inc.                                    11,058     158,461
#*  MGIC Investment Corp.                                        277,958   2,262,578
    MicroFinancial, Inc.                                          16,382     140,721
    Mid Penn Bancorp, Inc.                                         1,624      19,602
    MidSouth Bancorp, Inc.                                        12,123     184,027
#   MidWestOne Financial Group, Inc.                               7,672     202,694
    Montpelier Re Holdings, Ltd.                                 100,596   2,777,456
    Moody's Corp.                                                 48,188   3,404,964
    Morgan Stanley                                               786,023  22,582,441
*   MSB Financial Corp.                                            1,360      10,336
#*  MSCI, Inc.                                                   152,428   6,214,490
    MutualFirst Financial, Inc.                                    6,697     113,849
    NASDAQ OMX Group, Inc. (The)                                 259,253   9,185,334
#   National Interstate Corp.                                     27,018     705,980
    National Penn Bancshares, Inc.                               251,029   2,603,171
#   National Security Group, Inc.                                    977       6,302

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    National Western Life Insurance Co. Class A                    3,479 $   723,632
#*  Naugatuck Valley Financial Corp.                               2,250      16,628
*   Navigators Group, Inc. (The)                                  25,143   1,414,042
#   NBT Bancorp, Inc.                                             75,428   1,838,180
    Nelnet, Inc. Class A                                          57,370   2,445,683
*   New Century Bancorp, Inc.                                      2,277      15,051
#   New Hampshire Thrift Bancshares, Inc.                          5,906      83,865
#   New York Community Bancorp, Inc.                             465,033   7,538,185
*   NewBridge Bancorp                                             16,536     123,359
*   NewStar Financial, Inc.                                       72,656   1,264,941
    Nicholas Financial, Inc.                                       8,516     136,682
*   North Valley Bancorp                                           1,037      19,599
    Northeast Bancorp                                                301       3,013
    Northeast Community Bancorp, Inc.                             10,493      79,222
    Northern Trust Corp.                                         162,259   9,154,653
#   Northfield Bancorp, Inc.                                      94,419   1,220,838
    Northrim BanCorp, Inc.                                         8,061     202,331
    Northway Financial, Inc.                                       2,363      38,990
#   Northwest Bancshares, Inc.                                   157,095   2,197,759
    Norwood Financial Corp.                                        2,272      65,297
    NYSE Euronext                                                260,317  11,459,154
#   Ocean Shore Holding Co.                                        8,012     114,331
    OceanFirst Financial Corp.                                    28,564     502,441
*   Ocwen Financial Corp.                                        209,008  11,752,520
    OFG Bancorp                                                   78,548   1,163,296
    Ohio Valley Banc Corp.                                         3,467      71,212
#   Old Line Bancshares, Inc.                                      4,134      55,148
#   Old National Bancorp                                         172,859   2,513,370
    Old Republic International Corp.                             436,893   7,335,433
#*  Old Second Bancorp, Inc.                                      13,666      65,187
*   OmniAmerican Bancorp, Inc.                                    18,051     395,678
    OneBeacon Insurance Group, Ltd. Class A                       42,145     672,634
    Oppenheimer Holdings, Inc. Class A                            13,829     274,229
    Oritani Financial Corp.                                       82,902   1,344,670
    Pacific Continental Corp.                                     25,226     347,614
*   Pacific Mercantile Bancorp                                    10,106      62,859
#*  Pacific Premier Bancorp, Inc.                                  7,368     102,489
    PacWest Bancorp                                               73,075   2,780,504
#   Park National Corp.                                           21,931   1,737,374
    Park Sterling Corp.                                           27,958     182,007
    PartnerRe, Ltd.                                               96,568   9,677,079
*   Patriot National Bancorp, Inc.                                 1,300       1,573
#   Peapack Gladstone Financial Corp.                             11,403     209,131
#   Penns Woods Bancorp, Inc.                                      6,023     308,378
#   People's United Financial, Inc.                              552,133   7,967,279
    Peoples Bancorp of North Carolina, Inc.                        4,359      57,059
    Peoples Bancorp, Inc.                                         17,144     384,368
#   Peoples Bancorp/Auburn                                         1,479      35,008
#*  PHH Corp.                                                     85,169   2,048,314
#*  Phoenix Cos., Inc. (The)                                       8,763     337,989
*   PICO Holdings, Inc.                                           36,902     866,459
*   Pinnacle Financial Partners, Inc.                             57,965   1,796,915

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#*  Piper Jaffray Cos.                                              23,362 $   838,462
    Platinum Underwriters Holdings, Ltd.                            60,202   3,743,962
    PNC Financial Services Group, Inc. (The)                       284,434  20,914,432
*   Popular, Inc.                                                  173,661   4,384,940
*   Porter Bancorp, Inc.                                            11,060      12,387
#*  Portfolio Recovery Associates, Inc.                             83,079   4,939,047
*   Preferred Bank                                                   4,437      85,279
    Premier Financial Bancorp, Inc.                                  6,752      81,159
    Primerica, Inc.                                                 92,700   3,981,465
*   Primus Guaranty, Ltd.                                           34,369     347,127
    Principal Financial Group, Inc.                                329,033  15,615,906
    PrivateBancorp, Inc.                                           126,941   3,092,283
    ProAssurance Corp.                                             103,952   4,711,105
    Progressive Corp. (The)                                        301,119   7,820,060
#   Prosperity Bancshares, Inc.                                    104,783   6,543,698
    Protective Life Corp.                                          131,470   6,058,138
    Provident Financial Holdings, Inc.                              13,977     211,891
    Provident Financial Services, Inc.                              91,196   1,709,013
*   Prudential Bancorp, Inc.                                         6,263      67,702
    Prudential Financial, Inc.                                     245,011  19,941,445
*   PSB Holdings, Inc.                                               3,341      20,848
    Pulaski Financial Corp.                                         14,284     155,553
    Pzena Investment Management, Inc. Class A                        4,045      29,084
    QC Holdings, Inc.                                               17,425      40,949
    QCR Holdings, Inc.                                               2,716      47,150
#   Radian Group, Inc.                                             195,407   2,847,080
    Raymond James Financial, Inc.                                  171,935   7,848,833
    Regions Financial Corp.                                      1,563,946  15,060,800
    Reinsurance Group of America, Inc.                             121,401   8,641,323
    RenaissanceRe Holdings, Ltd.                                    79,147   7,416,865
#   Renasant Corp.                                                  45,989   1,318,965
    Republic Bancorp, Inc. Class A                                  27,977     644,031
*   Republic First Bancorp, Inc.                                    20,055      63,173
    Resource America, Inc. Class A                                  25,836     222,965
#*  Riverview Bancorp, Inc.                                         12,542      33,362
#   RLI Corp.                                                       36,253   3,425,183
    Rockville Financial, Inc.                                       43,857     576,720
#*  Roma Financial Corp.                                            37,277     725,410
*   Royal Bancshares of Pennsylvania, Inc. Class A                   6,756      10,337
    S&T Bancorp, Inc.                                               49,333   1,209,645
#*  Safeguard Scientifics, Inc.                                     33,090     577,421
    Safety Insurance Group, Inc.                                    24,634   1,347,233
    Salisbury Bancorp, Inc.                                          1,248      32,729
    Sandy Spring Bancorp, Inc.                                      38,929     953,371
    SB Financial Group, Inc.                                         2,715      22,127
#*  Seacoast Banking Corp. of Florida                               44,610     101,711
*   Security National Financial Corp. Class A                        2,968      17,422
    SEI Investments Co.                                            127,149   4,220,075
    Selective Insurance Group, Inc.                                 91,857   2,413,083
*   Shore Bancshares, Inc.                                           6,595      60,344
    SI Financial Group, Inc.                                        10,889     123,372
*   Siebert Financial Corp.                                          8,302      13,615

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE+
                                                                  --------- -----------
Financials -- (Continued)
     Sierra Bancorp                                                  16,840 $   318,781
*    Signature Bank                                                  64,459   6,563,215
     Simmons First National Corp. Class A                            26,251     859,458
     Simplicity Bancorp, Inc.                                        11,596     181,825
     SLM Corp.                                                      351,367   8,914,181
*    Southcoast Financial Corp.                                       5,485      31,539
(d)  Southern Community Financial                                    13,882       3,054
#*   Southern First Bancshares, Inc.                                  3,032      40,750
#    Southern Missouri Bancorp, Inc.                                  1,461      44,195
#    Southern National Bancorp of Virginia, Inc.                      1,825      17,794
#    Southside Bancshares, Inc.                                      28,838     787,277
*    Southwest Bancorp, Inc.                                         29,265     468,533
     Southwest Georgia Financial Corp.                                1,954      18,563
#*   St Joe Co. (The)                                               106,833   1,994,572
     StanCorp Financial Group, Inc.                                  73,462   4,326,912
     State Auto Financial Corp.                                      54,992   1,044,848
     State Street Corp.                                             248,017  17,378,551
     StellarOne Corp.                                                34,204     796,269
*    Sterling Bancorp(859158107)                                     48,479     715,065
     Sterling Bancorp(85917A100)                                     56,668     664,149
#    Stewart Information Services Corp.                              35,998   1,127,457
#*   Stifel Financial Corp.                                         107,585   4,405,606
*    Stratus Properties, Inc.                                         6,860     105,507
*    Suffolk Bancorp                                                 18,997     371,391
     Summit State Bank                                                4,397      43,530
#*   Sun Bancorp, Inc.                                               50,901     167,973
     SunTrust Banks, Inc.                                           273,245   9,191,962
     Susquehanna Bancshares, Inc.                                   325,996   3,841,863
*    Sussex Bancorp                                                   2,871      19,652
*    SVB Financial Group                                             77,088   7,383,489
#*   SWS Group, Inc.                                                 32,323     181,978
#    SY Bancorp, Inc.                                                21,632     649,176
     Symetra Financial Corp.                                        152,628   2,858,722
     Synovus Financial Corp.                                      1,699,250   5,522,563
     T Rowe Price Group, Inc.                                        31,459   2,435,241
*    Taylor Capital Group, Inc.                                      42,479     977,017
     TCF Financial Corp.                                            289,798   4,399,134
     TD Ameritrade Holding Corp.                                    239,738   6,535,258
#    Teche Holding Co.                                                2,166     108,950
*    Tejon Ranch Co.                                                 33,119   1,226,065
     Territorial Bancorp, Inc.                                       16,671     363,595
#    Teton Advisors, Inc. Class A                                        95       5,344
#*   Texas Capital Bancshares, Inc.                                  66,235   3,447,532
     TF Financial Corp.                                               3,426      95,072
*    TFS Financial Corp.                                            352,928   4,284,546
#    Thomas Properties Group, Inc.                                   75,959     516,521
     Timberland Bancorp, Inc.                                         5,770      51,180
#    Tompkins Financial Corp.                                        19,678     970,519
     Torchmark Corp.                                                106,486   7,758,570
     Tower Financial Corp.                                            2,132      50,592
#    Tower Group International, Ltd.                                 68,455     248,492
#    TowneBank                                                       44,760     651,706

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Financials -- (Continued)
#*  Transcontinental Realty Investors, Inc.                            100 $        889
    Travelers Cos., Inc. (The)                                     226,260   19,526,238
    Tree.com, Inc.                                                  18,558      547,647
    Trico Bancshares                                                24,571      621,401
#   TrustCo Bank Corp.                                             156,439    1,051,270
#   Trustmark Corp.                                                117,058    3,179,295
    U.S. Bancorp                                                   991,278   37,034,146
#   UMB Financial Corp.                                             67,933    4,002,612
#   Umpqua Holdings Corp.                                          183,580    3,005,205
    Unico American Corp.                                               100        1,254
#   Union Bankshares Inc/Morrisville                                 2,439       52,853
#   Union First Market Bankshares Corp.                             38,167      920,588
    United Bancshares, Inc.                                          2,086       27,681
#   United Bankshares, Inc.                                         79,055    2,338,447
    United Community Bancorp                                         1,156       12,600
*   United Community Banks, Inc.                                    73,893    1,151,992
#*  United Community Financial Corp.                                11,197       44,788
    United Financial Bancorp, Inc.                                  27,958      438,381
    United Fire Group, Inc.                                         51,432    1,630,394
#*  United Security Bancshares                                       8,516       43,774
    Unity Bancorp, Inc.                                              5,831       43,208
#   Universal Insurance Holdings, Inc.                              67,373      528,204
    Univest Corp. of Pennsylvania                                   26,394      527,088
    Unum Group                                                     291,024    9,237,102
    Validus Holdings, Ltd.                                         182,557    7,207,350
#   Valley National Bancorp                                        328,369    3,201,598
*   Vantagesouth Bancshares, Inc.                                    6,567       32,113
    ViewPoint Financial Group, Inc.                                 65,752    1,434,051
*   Virginia Commerce Bancorp, Inc.                                 47,407      759,934
*   Virtus Investment Partners, Inc.                                10,603    2,157,923
    VSB Bancorp, Inc.                                                  134        1,410
    Waddell & Reed Financial, Inc. Class A                          29,603    1,827,985
#*  Walker & Dunlop, Inc.                                           17,247      223,866
    Washington Banking Co.                                          24,202      411,676
    Washington Federal, Inc.                                       177,307    4,039,053
    Washington Trust Bancorp, Inc.                                  27,109      891,615
#*  Waterstone Financial, Inc.                                      22,950      244,188
#   Wayne Savings Bancshares, Inc.                                   1,615       16,715
    Webster Financial Corp.                                        153,273    4,274,784
    Wells Fargo & Co.                                            2,946,563  125,788,774
    WesBanco, Inc.                                                  44,938    1,321,177
#   West BanCorp., Inc.                                             23,486      324,577
#   Westamerica BanCorp.                                            47,131    2,426,304
*   Western Alliance Bancorp                                       153,411    3,244,643
    Westfield Financial, Inc.                                       39,650      285,877
    Westwood Holdings Group, Inc.                                    8,294      442,319
#   Willis Group Holdings P.L.C.                                   105,494    4,754,615
    Wilshire Bancorp, Inc.                                         120,435    1,020,084
#   Wintrust Financial Corp.                                        68,885    2,997,186
#*  World Acceptance Corp.                                          24,217    2,521,474
    WR Berkley Corp.                                               137,631    6,043,377
    WSFS Financial Corp.                                             1,313       91,923

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES      VALUE+
                                                                 ------- --------------
Financials -- (Continued)
    WVS Financial Corp.                                            2,157 $       23,856
    XL Group P.L.C.                                              319,765      9,775,216
*   Yadkin Financial Corp.                                         5,013         82,313
    Zions BanCorp.                                               302,813      8,590,805
*   ZipRealty, Inc.                                               25,107        138,089
                                                                         --------------
Total Financials                                                          2,010,749,502
                                                                         --------------
Health Care -- (9.6%)
#   Abaxis, Inc.                                                  12,970        463,418
    Abbott Laboratories                                          446,908     16,334,487
    AbbVie, Inc.                                                 176,697      8,560,970
#*  ABIOMED, Inc.                                                  5,518        132,322
#*  Acadia Healthcare Co., Inc.                                    4,018        174,220
#*  Accelerate Diagnostics, Inc.                                   2,323         29,781
#*  Accretive Health, Inc.                                        10,626         87,771
#*  Accuray, Inc.                                                110,347        744,842
*   Acorda Therapeutics, Inc.                                     55,709      1,705,252
*   Actavis P.L.C.                                               111,992     17,311,723
#*  Adcare Health Systems, Inc.                                    7,607         30,048
#*  Addus HomeCare Corp.                                          18,395        475,511
#*  Aegerion Pharmaceuticals, Inc.                                 2,206        182,701
    Aetna, Inc.                                                  245,037     15,363,820
#*  Affymax, Inc.                                                 51,139         57,787
#*  Affymetrix, Inc.                                             122,411        865,446
    Agilent Technologies, Inc.                                   144,195      7,319,338
#   Air Methods Corp.                                             52,319      2,287,387
#*  Akorn, Inc.                                                   31,906        652,159
#*  Albany Molecular Research, Inc.                               46,348        607,159
*   Alere, Inc.                                                  138,356      4,666,748
*   Alexion Pharmaceuticals, Inc.                                 36,176      4,447,839
#*  Align Technology, Inc.                                        80,275      4,580,491
*   Alkermes P.L.C.                                              131,989      4,644,693
    Allergan, Inc.                                                33,891      3,070,864
#*  Alliance HealthCare Services, Inc.                            10,915        275,167
*   Allied Healthcare Products                                     6,964         16,226
*   Allscripts Healthcare Solutions, Inc.                        313,825      4,340,200
#   Almost Family, Inc.                                           13,353        256,778
#*  Alnylam Pharmaceuticals, Inc.                                 41,355      2,382,462
#*  Alphatec Holdings, Inc.                                       95,998        174,716
#*  AMAG Pharmaceuticals, Inc.                                    27,690        747,076
#*  Amedisys, Inc.                                                54,078        880,390
*   American Shared Hospital Services                              4,179         10,176
    AmerisourceBergen Corp.                                       88,145      5,758,513
    Amgen, Inc.                                                  259,507     30,102,812
*   AMN Healthcare Services, Inc.                                 76,927        953,895
*   Amsurg Corp.                                                  53,736      2,304,737
#   Analogic Corp.                                                19,808      1,826,892
*   AngioDynamics, Inc.                                           37,120        583,526
*   ANI Pharmaceuticals, Inc.                                      1,410         14,453
*   Anika Therapeutics, Inc.                                      23,479        701,318
#*  Ariad Pharmaceuticals, Inc.                                  119,700        263,340
#*  Arqule, Inc.                                                  26,787         60,271

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Health Care -- (Continued)
#*  Arrhythmia Research Technology, Inc.                             1,790 $     5,844
*   ArthroCare Corp.                                                47,983   1,796,484
#*  athenahealth, Inc.                                              10,282   1,372,750
*   AtriCure, Inc.                                                   8,962     124,124
#   Atrion Corp.                                                     3,127     835,472
#*  Authentidate Holding Corp.                                       1,238       1,560
#*  Auxilium Pharmaceuticals, Inc.                                  77,464   1,333,155
#*  AVEO Pharmaceuticals, Inc.                                      13,498      27,941
#*  Baxano Surgical, Inc.                                           28,585      34,588
    Baxter International, Inc.                                      52,724   3,472,930
    Becton Dickinson and Co.                                        25,917   2,724,654
*   Bio-Rad Laboratories, Inc. Class A                              35,403   4,372,979
*   Bio-Rad Laboratories, Inc. Class B                               2,960     360,498
#*  Bio-Reference Labs, Inc.                                        36,510   1,183,289
#*  Bioanalytical Systems, Inc.                                      2,068       3,805
*   BioCryst Pharmaceuticals, Inc.                                      79         455
*   Biogen Idec, Inc.                                               30,059   7,340,107
*   BioMarin Pharmaceutical, Inc.                                   35,450   2,226,969
*   BioScrip, Inc.                                                 115,755     811,443
*   Biospecifics Technologies Corp.                                  1,942      36,315
#   Biota Pharmaceuticals, Inc.                                      5,213      19,966
*   BioTelemetry, Inc.                                              40,437     369,594
*   Boston Scientific Corp.                                      1,564,548  18,289,566
#*  Bovie Medical Corp.                                             16,167      41,388
    Bristol-Myers Squibb Co.                                       291,159  15,291,671
#*  Brookdale Senior Living, Inc.                                  175,444   4,751,024
*   Bruker Corp.                                                    64,955   1,328,330
#*  BSD Medical Corp.                                                3,163       4,998
*   Cambrex Corp.                                                   51,171     860,696
    Cantel Medical Corp.                                            67,806   2,379,991
#*  Capital Senior Living Corp.                                     43,514     965,141
#*  Cardica, Inc.                                                    3,013       3,616
    Cardinal Health, Inc.                                          103,083   6,046,849
*   CareFusion Corp.                                               229,823   8,910,238
#*  CAS Medical Systems, Inc.                                          693         977
#*  Catalyst Pharmaceutical Partners, Inc.                             890       1,442
*   Celgene Corp.                                                   45,414   6,743,525
#*  Celldex Therapeutics, Inc.                                      88,604   2,029,918
#*  Celsion Corp.                                                    1,650       6,633
*   Centene Corp.                                                   70,647   3,967,536
#*  Cepheid, Inc.                                                   18,235     742,529
*   Cerner Corp.                                                    52,076   2,917,818
*   Charles River Laboratories International, Inc.                  68,075   3,349,971
#   Chemed Corp.                                                    31,925   2,165,154
*   Chindex International, Inc.                                     12,137     204,266
    Cigna Corp.                                                    203,814  15,689,602
#*  Codexis, Inc.                                                   13,246      23,048
#*  Columbia Laboratories, Inc.                                        811       5,839
    Community Health Systems, Inc.                                 159,413   6,955,189
#   Computer Programs & Systems, Inc.                                4,189     238,941
    CONMED Corp.                                                    43,673   1,584,020
    Cooper Cos., Inc. (The)                                         74,291   9,599,140

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   Cornerstone Therapeutics, Inc.                                 2,272 $    21,516
*   Corvel Corp.                                                  31,890   1,326,624
*   Covance, Inc.                                                 72,888   6,505,983
    Covidien P.L.C.                                               84,869   5,440,952
    CR Bard, Inc.                                                 12,868   1,752,879
*   Cross Country Healthcare, Inc.                                40,726     241,912
    CryoLife, Inc.                                                38,877     349,504
*   Cubist Pharmaceuticals, Inc.                                  92,878   5,758,436
#*  Cumberland Pharmaceuticals, Inc.                              29,618     144,832
#*  Cutera, Inc.                                                  22,365     224,768
*   Cyberonics, Inc.                                              26,907   1,554,148
#*  Cynosure, Inc. Class A                                        36,379     786,150
*   DaVita HealthCare Partners, Inc.                             105,706   5,941,734
    Daxor Corp.                                                    5,407      40,390
    DENTSPLY International, Inc.                                  96,933   4,565,544
*   Depomed, Inc.                                                 23,828     171,562
*   Digirad Corp.                                                 23,800      79,254
#*  Durect Corp.                                                  40,784      61,176
#*  Dyax Corp.                                                    68,911     566,448
#*  Dynavax Technologies Corp.                                    23,749      29,211
*   Edwards Lifesciences Corp.                                    36,693   2,392,017
    Eli Lilly & Co.                                              124,130   6,184,157
*   Emergent Biosolutions, Inc.                                   57,004   1,113,288
*   Emeritus Corp.                                                65,645   1,257,758
*   Endo Health Solutions, Inc.                                  160,078   7,000,211
#*  Endocyte, Inc.                                                34,203     356,737
    Ensign Group, Inc. (The)                                      38,205   1,626,769
#*  EnteroMedics, Inc.                                               417         517
#*  Enzo Biochem, Inc.                                            53,941     134,313
#   Enzon Pharmaceuticals, Inc.                                   77,086     114,087
#*  Exact Sciences Corp.                                          15,692     172,926
*   Exactech, Inc.                                                18,871     428,372
#*  ExamWorks Group, Inc.                                         44,531   1,151,126
*   Express Scripts Holding Co.                                  462,397  28,909,060
*   Five Star Quality Care, Inc.                                  79,274     401,919
*   Forest Laboratories, Inc.                                    190,988   8,982,166
#*  Furiex Pharmaceuticals, Inc.                                  14,153     553,382
*   Gentiva Health Services, Inc.                                 57,592     659,428
#*  Geron Corp.                                                   69,319     273,810
*   Gilead Sciences, Inc.                                        135,356   9,608,922
*   Greatbatch, Inc.                                              36,653   1,397,212
#*  GTx, Inc.                                                     30,947      52,919
#*  Haemonetics Corp.                                             90,565   3,673,316
*   Hanger, Inc.                                                  53,322   1,956,917
*   Harvard Bioscience, Inc.                                      41,105     242,108
    HCA Holdings, Inc.                                            34,706   1,636,041
*   Health Management Associates, Inc. Class A                   396,076   5,077,694
*   Health Net, Inc.                                             136,519   4,150,178
#   HealthSouth Corp.                                             70,418   2,472,376
*   HealthStream, Inc.                                            26,746     955,367
#*  Healthways, Inc.                                              58,045     558,973
*   Henry Schein, Inc.                                            63,424   7,130,760

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                   SHARES    VALUE+
                                                                   ------- -----------
Health Care -- (Continued)
      Hi-Tech Pharmacal Co., Inc.                                   21,628 $   931,951
      Hill-Rom Holdings, Inc.                                      100,477   4,148,695
#*    HMS Holdings Corp.                                            18,900     399,357
#*    Hologic, Inc.                                                247,729   5,546,652
*     Hooper Holmes, Inc.                                           27,377      16,426
#*    Horizon Pharma, Inc.                                          25,375     106,321
*     Hospira, Inc.                                                117,874   4,776,254
      Humana, Inc.                                                 116,332  10,719,994
*     ICU Medical, Inc.                                             24,911   1,539,500
*     Idera Pharmaceuticals, Inc.                                   30,405      55,945
#*    IDEXX Laboratories, Inc.                                      10,874   1,172,870
#*    Illumina, Inc.                                                19,907   1,861,504
#*    Immunomedics, Inc.                                            35,448     134,348
*     Impax Laboratories, Inc.                                     115,042   2,330,751
*     Incyte Corp., Ltd.                                            86,152   3,359,928
#*    Infinity Pharmaceuticals, Inc.                                22,453     304,238
#*    Inovio Pharmaceuticals, Inc.                                  13,901      24,049
#*    Integra LifeSciences Holdings Corp.                           42,971   1,967,212
*     Intuitive Surgical, Inc.                                       3,637   1,351,146
      Invacare Corp.                                                52,268   1,122,194
#*    IPC The Hospitalist Co., Inc.                                 28,824   1,579,267
*     Iridex Corp.                                                   6,507      38,847
#*    Isis Pharmaceuticals, Inc.                                     1,872      62,281
*     Jazz Pharmaceuticals P.L.C.                                   51,858   4,705,595
      Johnson & Johnson                                            409,001  37,877,583
#*    Keryx Biopharmaceuticals, Inc.                                 5,600      57,960
      Kewaunee Scientific Corp.                                      3,000      52,080
      Kindred Healthcare, Inc.                                      91,626   1,271,769
*     Laboratory Corp. of America Holdings                          59,940   6,047,946
#     Landauer, Inc.                                                 5,650     273,460
*     Lannett Co., Inc.                                             50,589   1,194,406
*     LCA-Vision, Inc.                                              20,620      67,840
      LeMaitre Vascular, Inc.                                       22,583     181,567
#*    LHC Group, Inc.                                               29,031     598,039
*     Life Technologies Corp.                                      120,198   9,052,111
*     LifePoint Hospitals, Inc.                                     79,199   4,089,836
#*    Ligand Pharmaceuticals, Inc. Class B                             511      26,449
#*    Luminex Corp.                                                 54,809   1,068,776
*     Magellan Health Services, Inc.                                45,391   2,664,452
*     Mallinckrodt P.L.C.                                           10,608     445,642
#     Masimo Corp.                                                  70,609   1,809,003
#*    Mast Therapeutics, Inc.                                       25,886      12,684
(d)*  Maxygen, Inc.                                                 48,995       1,470
      McKesson Corp.                                                54,224   8,477,380
*     MedAssets, Inc.                                              107,780   2,482,173
(d)*  MedCath Corp.                                                 26,258      35,973
*     Medical Action Industries, Inc.                               32,084     194,429
*     Medicines Co. (The)                                          106,859   3,624,657
#*    MediciNova, Inc.                                               5,363      13,247
*     Medidata Solutions, Inc.                                       8,885     980,104
#*    Medivation, Inc.                                              28,640   1,714,390
#*    MEDNAX, Inc.                                                  84,523   9,214,697

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Health Care -- (Continued)
    Medtronic, Inc.                                                231,890 $ 13,310,486
    Merck & Co., Inc.                                            1,401,705   63,202,878
#*  Merge Healthcare, Inc.                                          37,716       95,799
#   Meridian Bioscience, Inc.                                        4,687      115,863
*   Merit Medical Systems, Inc.                                     68,602    1,096,946
#*  Metabolix, Inc.                                                  1,182        1,300
*   Mettler-Toledo International, Inc.                              11,500    2,845,790
*   Misonix, Inc.                                                    8,260       34,527
*   Molina Healthcare, Inc.                                         76,298    2,414,069
#*  Momenta Pharmaceuticals, Inc.                                   88,278    1,446,876
#*  MWI Veterinary Supply, Inc.                                     11,689    1,854,343
*   Mylan, Inc.                                                    182,953    6,928,430
#*  Myriad Genetics, Inc.                                          134,178    3,271,260
#*  Nanosphere, Inc.                                                31,702       61,819
#   National Healthcare Corp.                                       20,065      970,745
#*  National Research Corp. Class A                                 29,412      515,886
#   National Research Corp. Class B                                  4,902      137,207
*   Natus Medical, Inc.                                             58,055    1,145,425
#*  Neogen Corp.                                                    29,078    1,343,962
#*  NPS Pharmaceuticals, Inc.                                       35,921    1,033,806
*   NuVasive, Inc.                                                  72,836    2,314,728
    Omnicare, Inc.                                                 174,573    9,627,701
*   Omnicell, Inc.                                                  58,316    1,345,350
#*  OncoGenex Pharmaceutical, Inc.                                   1,700       11,951
#*  Opko Health, Inc.                                               16,224      162,564
#*  OraSure Technologies, Inc.                                      35,303      230,176
*   Orthofix International NV                                       29,396      602,324
#*  Osiris Therapeutics, Inc.                                       13,955      185,741
#   Owens & Minor, Inc.                                            111,336    4,166,193
#*  Pacific Biosciences of California, Inc.                         66,354      272,715
#   Pain Therapeutics, Inc.                                         50,349      184,277
*   PAREXEL International Corp.                                     91,576    4,185,939
    Patterson Cos., Inc.                                           141,055    5,996,248
*   PDI, Inc.                                                       21,336      101,773
#   PDL BioPharma, Inc.                                            149,198    1,207,012
    PerkinElmer, Inc.                                              195,372    7,431,951
#*  Pernix Therapeutics Holdings                                     7,120       14,881
    Perrigo Co.                                                     21,164    2,918,304
    Pfizer, Inc.                                                 3,622,771  111,146,614
*   PharMerica Corp.                                                47,968      708,008
#*  PhotoMedex, Inc.                                                 7,613       96,228
*   Pozen, Inc.                                                     44,928      282,372
#*  Progenics Pharmaceuticals, Inc.                                 99,984      363,942
*   ProPhase Labs, Inc.                                             19,981       33,168
*   Providence Service Corp. (The)                                  23,103      690,549
#*  pSivida Corp.                                                   25,881       63,408
    Psychemedics Corp.                                               1,810       25,322
#   Quality Systems, Inc.                                           80,306    1,832,583
#   Quest Diagnostics, Inc.                                        107,667    6,450,330
#   Questcor Pharmaceuticals, Inc.                                  47,500    2,915,075
#*  Quidel Corp.                                                    50,738    1,253,229
#*  RadNet, Inc.                                                    33,951       83,180

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   Regeneron Pharmaceuticals, Inc.                               33,215 $ 9,552,634
#*  Repligen Corp.                                                54,646     597,827
#   ResMed, Inc.                                                  67,431   3,488,880
*   Retractable Technologies, Inc.                                 7,725      19,235
#*  Rigel Pharmaceuticals, Inc.                                  102,876     317,887
*   Rochester Medical Corp.                                       15,592     311,528
*   RTI Biologics, Inc.                                           87,990     245,492
*   Sagent Pharmaceuticals, Inc.                                  15,657     339,600
*   Salix Pharmaceuticals, Ltd.                                   24,827   1,781,337
#*  Sangamo Biosciences, Inc.                                     38,459     360,361
#*  Santarus, Inc.                                                49,945   1,165,217
*   Sciclone Pharmaceuticals, Inc.                                88,042     416,439
#*  Seattle Genetics, Inc.                                        38,000   1,467,940
    Select Medical Holdings Corp.                                193,326   1,639,404
    Simulations Plus, Inc.                                         4,400      23,056
*   Sirona Dental Systems, Inc.                                   69,168   4,997,388
#*  Skilled Healthcare Group, Inc. Class A                        34,371     146,420
#*  Solta Medical, Inc.                                           87,281     161,470
    Span-America Medical Systems, Inc.                             3,812      71,856
*   Special Diversified Opportunities, Inc.                       14,178      15,738
*   Spectranetics Corp.                                           43,357     905,728
#   Spectrum Pharmaceuticals, Inc.                                95,574     820,981
    St Jude Medical, Inc.                                        180,927  10,383,401
#*  Staar Surgical Co.                                            26,138     346,067
#*  StemCells, Inc.                                                  545         725
#*  Stereotaxis, Inc.                                              4,433      19,372
    STERIS Corp.                                                  86,361   3,902,654
    Stryker Corp.                                                 51,444   3,799,654
#*  Sucampo Pharmaceuticals, Inc. Class A                         14,749      91,444
*   SunLink Health Systems, Inc.                                   3,122       2,513
*   SurModics, Inc.                                               27,984     659,863
*   Symmetry Medical, Inc.                                        59,206     479,569
#*  Synageva BioPharma Corp.                                         511      25,959
*   Targacept, Inc.                                                9,807      46,583
*   Taro Pharmaceutical Industries, Ltd.                             286      22,408
*   Team Health Holdings, Inc.                                    44,743   1,943,636
    Techne Corp.                                                  14,100   1,232,199
#   Teleflex, Inc.                                                68,019   6,269,991
*   Tenet Healthcare Corp.                                       164,303   7,753,459
#*  Theravance, Inc.                                              12,559     460,162
    Thermo Fisher Scientific, Inc.                               195,924  19,157,449
*   Thoratec Corp.                                                97,164   4,196,513
*   Tornier NV                                                     7,921     170,381
#*  Transcept Pharmaceuticals, Inc.                               23,021      84,717
#*  Triple-S Management Corp. Class B                             40,623     723,496
#*  United Therapeutics Corp.                                     60,724   5,375,288
    UnitedHealth Group, Inc.                                     548,645  37,450,508
#   Universal American Corp.                                     138,932   1,030,875
    Universal Health Services, Inc. Class B                      110,174   8,875,617
#*  Uroplasty, Inc.                                                2,767       8,384
#   US Physical Therapy, Inc.                                     20,088     641,209
    Utah Medical Products, Inc.                                    6,006     334,294

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                  ------- --------------
Health Care -- (Continued)
#*   Varian Medical Systems, Inc.                                  17,446 $    1,266,231
*    Vascular Solutions, Inc.                                      27,406        537,706
*    VCA Antech, Inc.                                             148,642      4,228,865
*    Vertex Pharmaceuticals, Inc.                                  30,622      2,184,573
#*   Vical, Inc.                                                   19,691         24,614
#*   ViroPharma, Inc.                                             109,689      4,258,127
#*   Volcano Corp.                                                 31,538        604,583
*    Waters Corp.                                                  16,195      1,634,399
*    WellCare Health Plans, Inc.                                   74,900      4,994,332
     WellPoint, Inc.                                              203,028     17,216,774
#    West Pharmaceutical Services, Inc.                           107,900      5,216,965
*    Wright Medical Group, Inc.                                    77,860      2,115,456
#*   XenoPort, Inc.                                                47,251        247,123
#*   Zalicus, Inc.                                                  8,906         39,010
#    Zimmer Holdings, Inc.                                        127,441     11,147,264
     Zoetis, Inc.                                                 936,170     29,639,142
                                                                          --------------
Total Health Care                                                          1,066,398,225
                                                                          --------------
Industrials -- (12.4%)
     3M Co.                                                        78,020      9,818,817
     AAON, Inc.                                                    58,279      1,574,116
     AAR Corp.                                                     64,754      1,895,997
     ABM Industries, Inc.                                          92,707      2,550,370
#    Acacia Research Corp.                                         71,606      1,080,535
#*   ACCO Brands Corp.                                            122,914        719,047
*    Accuride Corp.                                                34,436        154,962
     Aceto Corp.                                                   49,227        785,171
#    Acme United Corp.                                              2,302         33,701
     Acorn Energy, Inc.                                            24,822         93,331
*    Active Power, Inc.                                               920          2,732
#    Actuant Corp. Class A                                        121,522      4,564,366
#    Acuity Brands, Inc.                                           45,017      4,524,659
#*   Adept Technology, Inc.                                        14,123        117,503
#    ADT Corp. (The)                                              131,385      5,698,167
#*   Advisory Board Co. (The)                                      27,568      1,891,165
*    AECOM Technology Corp.                                       174,318      5,539,826
*    Aegion Corp.                                                  65,490      1,342,545
#*   AeroCentury Corp.                                              1,459         29,180
#*   Aerovironment, Inc.                                           37,203      1,008,573
     AGCO Corp.                                                    85,758      5,006,552
*    Air Transport Services Group, Inc.                           100,405        726,932
     Aircastle, Ltd.                                               90,875      1,714,811
     Alamo Group, Inc.                                             20,434        964,280
     Alaska Air Group, Inc.                                       120,097      8,486,054
     Albany International Corp. Class A                            47,024      1,730,953
     Allegiant Travel Co.                                          28,186      2,938,954
     Alliant Techsystems, Inc.                                     55,126      6,001,568
(d)  Allied Defense Group, Inc. (The)                               8,042         42,221
     Allied Motion Technologies, Inc.                               6,678         63,775
     Altra Holdings, Inc.                                          46,243      1,404,400
     AMERCO                                                        30,241      6,106,565
#*   Ameresco, Inc. Class A                                        37,184        388,945

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
#   American Railcar Industries, Inc.                             39,572 $1,620,869
    American Science & Engineering, Inc.                          13,227    870,072
#*  American Superconductor Corp.                                  9,532     20,780
*   American Woodmark Corp.                                       25,255    856,650
    AMETEK, Inc.                                                  85,095  4,070,094
    Ampco-Pittsburgh Corp.                                        14,266    262,637
*   AMREP Corp.                                                    9,572     77,055
    AO Smith Corp.                                               116,746  6,029,931
#   Apogee Enterprises, Inc.                                      51,318  1,605,227
    Applied Industrial Technologies, Inc.                         73,294  3,467,539
*   ARC Document Solutions, Inc.                                  70,373    439,128
#   Argan, Inc.                                                   21,848    486,118
#   Arkansas Best Corp.                                           42,847  1,172,722
*   Armstrong World Industries, Inc.                              74,050  3,956,491
#*  Arotech Corp.                                                  5,156      8,507
#*  Ascent Solar Technologies, Inc.                               31,475     29,587
    Astec Industries, Inc.                                        37,588  1,270,850
*   Astronics Corp.                                               18,918    928,117
#*  Astronics Corp. Class B                                        3,686    177,978
*   Atlas Air Worldwide Holdings, Inc.                            44,090  1,632,653
#*  Avalon Holdings Corp. Class A                                  1,202      6,226
*   Avis Budget Group, Inc.                                      182,485  5,717,255
    AZZ, Inc.                                                     42,362  1,902,054
*   B/E Aerospace, Inc.                                          121,675  9,875,143
#   Babcock & Wilcox Co. (The)                                    94,915  3,057,212
    Baltic Trading, Ltd.                                          21,705     97,238
    Barnes Group, Inc.                                            86,441  3,072,113
    Barrett Business Services, Inc.                               13,746  1,144,629
#*  Beacon Roofing Supply, Inc.                                   81,124  2,815,814
    Belden, Inc.                                                  70,812  4,762,815
*   Blount International, Inc.                                    39,777    484,484
#*  BlueLinx Holdings, Inc.                                       86,144    160,228
    Boeing Co. (The)                                              66,931  8,734,495
    Brady Corp. Class A                                           77,801  2,271,011
*   Breeze-Eastern Corp.                                          12,352    115,182
#   Briggs & Stratton Corp.                                       79,246  1,453,372
    Brink's Co. (The)                                             81,804  2,568,646
*   Broadwind Energy, Inc.                                         2,072     15,126
#*  Builders FirstSource, Inc.                                    71,793    531,986
*   CAI International, Inc.                                       34,699    759,561
    Carlisle Cos., Inc.                                           85,240  6,195,243
*   Casella Waste Systems, Inc. Class A                           38,456    227,275
    Caterpillar, Inc.                                             74,853  6,239,746
#*  CBIZ, Inc.                                                    93,126    759,908
    CDI Corp.                                                     28,435    456,382
#   Ceco Environmental Corp.                                      31,518    556,293
    Celadon Group, Inc.                                           38,691    717,331
#   CH Robinson Worldwide, Inc.                                   16,987  1,014,803
#*  Chart Industries, Inc.                                        42,909  4,611,430
    Chicago Bridge & Iron Co. NV                                  13,995  1,036,890
    Chicago Rivet & Machine Co.                                      653     21,680
#   Cintas Corp.                                                 116,576  6,268,292

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    CIRCOR International, Inc.                                    29,983 $ 2,211,846
#   CLARCOR, Inc.                                                 64,019   3,743,831
#*  Clean Harbors, Inc.                                           76,523   4,725,295
*   CNH Industrial NV                                             48,680     571,016
    Coleman Cable, Inc.                                           10,781     265,213
*   Colfax Corp.                                                 141,914   7,941,507
*   Columbus McKinnon Corp.                                       32,105     835,051
#   Comfort Systems USA, Inc.                                     65,515   1,220,544
#*  Command Security Corp.                                        10,654      16,301
#*  Commercial Vehicle Group, Inc.                                24,357     191,690
#   Compx International, Inc.                                      3,471      49,253
    Con-way, Inc.                                                 93,689   3,859,987
*   Consolidated Graphics, Inc.                                   15,948   1,022,107
    Copa Holdings SA Class A                                       1,000     149,540
*   Copart, Inc.                                                  71,990   2,320,238
    Corporate Executive Board Co. (The)                           21,537   1,570,047
*   Costa, Inc.                                                   18,556     373,347
    Courier Corp.                                                 21,176     359,780
    Covanta Holding Corp.                                        226,397   3,887,236
*   Covenant Transportation Group, Inc. Class A                   12,060      78,752
#*  CPI Aerostructures, Inc.                                       8,781     108,884
*   CRA International, Inc.                                       14,257     271,596
    Crane Co.                                                     74,082   4,704,207
    CSX Corp.                                                    566,905  14,773,544
    Cubic Corp.                                                   42,291   2,220,277
    Cummins, Inc.                                                 25,812   3,278,640
    Curtiss-Wright Corp.                                          78,292   3,897,376
    Danaher Corp.                                                185,922  13,403,117
    Deere & Co.                                                   46,100   3,772,824
    Delta Air Lines, Inc.                                        294,469   7,768,092
#   Deluxe Corp.                                                  64,753   3,049,219
#*  DigitalGlobe, Inc.                                           125,841   4,004,261
*   Dolan Co. (The)                                               44,099     113,334
    Donaldson Co., Inc.                                           44,342   1,756,387
    Douglas Dynamics, Inc.                                        35,140     533,074
    Dover Corp.                                                  121,960  11,194,708
#*  Ducommun, Inc.                                                17,367     431,744
#   Dun & Bradstreet Corp. (The)                                  30,081   3,272,512
#*  DXP Enterprises, Inc.                                         20,305   1,866,029
*   Dycom Industries, Inc.                                        55,795   1,654,322
    Dynamic Materials Corp.                                       20,382     450,442
#*  Eagle Bulk Shipping, Inc.                                     13,093      72,797
#   Eastern Co. (The)                                              6,782     112,242
    Eaton Corp. P.L.C.                                           271,917  19,186,464
#*  Echo Global Logistics, Inc.                                   40,101     738,259
    Ecology and Environment, Inc. Class A                          3,767      41,437
    EMCOR Group, Inc.                                            112,952   4,186,001
    Emerson Electric Co.                                          95,382   6,387,733
#   Encore Wire Corp.                                             34,570   1,712,252
#*  Energy Recovery, Inc.                                         58,749     343,094
*   EnerNOC, Inc.                                                 48,983     814,587
#   EnerSys, Inc.                                                 80,857   5,364,862

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Industrials -- (Continued)
#*  Engility Holdings, Inc.                                         23,306 $    721,787
    Ennis, Inc.                                                     39,200      695,800
#*  EnPro Industries, Inc.                                          35,768    2,134,277
    EnviroStar, Inc.                                                   100          300
    Equifax, Inc.                                                  103,330    6,682,351
    ESCO Technologies, Inc.                                         42,033    1,516,551
#   Espey Manufacturing & Electronics Corp.                          4,614      149,955
*   Esterline Technologies Corp.                                    54,096    4,336,335
    Exelis, Inc.                                                   304,397    5,019,507
    Expeditors International of Washington, Inc.                    34,200    1,548,918
#   Exponent, Inc.                                                  18,149    1,372,246
#   Fastenal Co.                                                    55,147    2,746,321
*   Federal Signal Corp.                                           107,743    1,475,002
    FedEx Corp.                                                    169,074   22,148,694
*   Flow International Corp.                                        71,353      284,698
    Flowserve Corp.                                                 87,256    6,061,674
    Fluor Corp.                                                    110,405    8,194,259
    Fortune Brands Home & Security, Inc.                           204,895    8,826,877
    Forward Air Corp.                                               50,954    2,062,618
*   Franklin Covey Co.                                              27,517      517,320
    Franklin Electric Co., Inc.                                     81,568    3,087,349
#   FreightCar America, Inc.                                        19,246      428,031
#*  FTI Consulting, Inc.                                            66,837    2,712,245
*   Fuel Tech, Inc.                                                 30,552      138,401
*   Furmanite Corp.                                                 64,389      724,376
    G&K Services, Inc. Class A                                      31,902    1,990,685
    GATX Corp.                                                      77,786    4,009,868
#*  Genco Shipping & Trading, Ltd.                                  60,046      160,323
*   Gencor Industries, Inc.                                          5,578       50,927
#*  GenCorp, Inc.                                                   63,086    1,059,845
#   Generac Holdings, Inc.                                          72,815    3,593,420
#   General Cable Corp.                                             82,789    2,726,242
    General Dynamics Corp.                                         162,242   14,055,024
    General Electric Co.                                         5,963,501  155,885,916
*   Genesee & Wyoming, Inc. Class A                                 86,204    8,606,607
*   Gibraltar Industries, Inc.                                      49,354      790,158
    Global Power Equipment Group, Inc.                              22,239      452,786
#*  Goldfield Corp. (The)                                           18,424       35,006
    Gorman-Rupp Co. (The)                                           30,367    1,237,152
*   GP Strategies Corp.                                             32,659      915,105
    Graco, Inc.                                                     14,618    1,129,387
#*  GrafTech International, Ltd.                                   193,671    1,723,672
    Graham Corp.                                                    16,819      619,107
    Granite Construction, Inc.                                      65,859    2,130,539
#   Great Lakes Dredge & Dock Corp.                                 99,858      810,847
#*  Greenbrier Cos., Inc.                                           47,338    1,256,351
#   Griffon Corp.                                                   98,568    1,235,057
*   H&E Equipment Services, Inc.                                    53,667    1,343,285
    Hardinge, Inc.                                                  16,040      237,232
    Harsco Corp.                                                   136,272    3,799,263
#*  Hawaiian Holdings, Inc.                                         88,476      729,927
    Healthcare Services Group, Inc.                                  6,892      188,772

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#   Heartland Express, Inc.                                      145,966 $ 2,096,072
#   HEICO Corp.                                                   37,894   2,030,347
    HEICO Corp. Class A                                           69,871   2,722,184
    Heidrick & Struggles International, Inc.                      26,138     484,076
#*  Heritage-Crystal Clean, Inc.                                   7,298     128,956
    Herman Miller, Inc.                                           49,591   1,504,591
*   Hertz Global Holdings, Inc.                                  304,946   7,001,560
*   Hexcel Corp.                                                 126,769   5,363,596
*   Hill International, Inc.                                      51,954     178,722
    HNI Corp.                                                     75,289   2,924,978
    Honeywell International, Inc.                                 95,314   8,266,583
#   Houston Wire & Cable Co.                                      30,850     427,890
#*  Hub Group, Inc. Class A                                       61,641   2,264,074
    Hubbell, Inc. Class A                                          7,919     766,559
    Hubbell, Inc. Class B                                         61,174   6,578,652
*   Hudson Global, Inc.                                           43,679     141,957
    Huntington Ingalls Industries, Inc.                           64,098   4,586,212
    Hurco Cos., Inc.                                               8,940     218,941
*   Huron Consulting Group, Inc.                                  39,594   2,319,021
    Hyster-Yale Materials Handling, Inc.                          20,758   1,628,258
*   ICF International, Inc.                                       29,949   1,036,834
    IDEX Corp.                                                   123,842   8,563,674
*   IHS, Inc. Class A                                             19,218   2,095,723
*   II-VI, Inc.                                                   96,336   1,643,492
    Illinois Tool Works, Inc.                                     87,875   6,923,671
    Ingersoll-Rand P.L.C.                                        157,241  10,618,485
#*  InnerWorkings, Inc.                                           66,030     631,907
#*  Innotrac Corp.                                                 4,173      28,001
#   Innovative Solutions & Support, Inc.                          19,910     156,891
    Insperity, Inc.                                               41,907   1,620,544
    Insteel Industries, Inc.                                      28,079     465,831
*   Integrated Electrical Services, Inc.                          14,770      68,828
*   Intelligent Systems Corp.                                        629         969
#   Interface, Inc.                                               83,838   1,697,720
    International Shipholding Corp.                                8,363     207,570
#   Intersections, Inc.                                           30,961     265,336
    Iron Mountain, Inc.                                           80,657   2,140,637
    ITT Corp.                                                    114,983   4,568,275
*   Jacobs Engineering Group, Inc.                                84,730   5,153,279
    JB Hunt Transport Services, Inc.                              32,900   2,468,487
#*  JetBlue Airways Corp.                                        459,283   3,256,316
    John Bean Technologies Corp.                                  39,301   1,068,201
#   Joy Global, Inc.                                              41,920   2,378,960
    Kadant, Inc.                                                  17,092     611,894
    Kaman Corp.                                                   84,492   3,141,413
    Kansas City Southern                                          95,096  11,556,066
    KAR Auction Services, Inc.                                   233,513   6,940,006
    KBR, Inc.                                                    254,805   8,800,965
    Kelly Services, Inc. Class A                                  60,884   1,270,040
    Kelly Services, Inc. Class B                                   1,275      27,298
    Kennametal, Inc.                                             133,416   6,137,136
*   Key Technology, Inc.                                           7,462     107,975

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Kforce, Inc.                                                  59,534 $ 1,172,224
    Kimball International, Inc. Class B                           49,458     578,659
#*  Kirby Corp.                                                   99,803   8,831,567
#   Knight Transportation, Inc.                                  134,478   2,282,092
    Knoll, Inc.                                                   59,156     971,342
*   Korn/Ferry International                                      81,882   1,948,792
#*  Kratos Defense & Security Solutions, Inc.                     87,815     744,671
    L-3 Communications Holdings, Inc.                            100,263  10,071,418
#   Landstar System, Inc.                                         14,471     800,102
*   Lawson Products, Inc.                                         12,431     163,095
#*  Layne Christensen Co.                                         34,483     666,901
    LB Foster Co. Class A                                         15,943     745,335
    Lennox International, Inc.                                    27,100   2,115,426
    Lincoln Electric Holdings, Inc.                              106,249   7,356,681
#   Lindsay Corp.                                                 20,998   1,596,058
#*  LMI Aerospace, Inc.                                           17,391     273,039
    Lockheed Martin Corp.                                         31,576   4,210,344
#   LS Starrett Co. (The) Class A                                  9,260     105,286
    LSI Industries, Inc.                                          42,695     393,221
*   Luna Innovations, Inc.                                         4,551       6,553
*   Lydall, Inc.                                                  24,164     440,268
#*  Magnetek, Inc.                                                 1,525      27,633
#*  Manitex International, Inc.                                    2,123      27,450
#   Manitowoc Co., Inc. (The)                                    201,574   3,922,630
    Manpowergroup, Inc.                                          126,766   9,900,425
    Marten Transport, Ltd.                                        57,206   1,009,114
    Masco Corp.                                                  114,829   2,426,337
#*  MasTec, Inc.                                                 125,372   4,008,143
    Mastech Holdings, Inc.                                         2,854      41,611
    Matson, Inc.                                                  71,411   1,934,524
    McGrath RentCorp                                              39,998   1,426,729
*   Meritor, Inc.                                                108,226     743,513
#*  Metalico, Inc.                                                76,765     125,895
*   Mfri, Inc.                                                     6,501      76,972
#*  Middleby Corp.                                                22,669   5,160,598
    Miller Industries, Inc.                                       16,917     317,025
    Mine Safety Appliances Co.                                    57,290   2,759,086
*   Mistras Group, Inc.                                           35,093     644,307
#*  Mobile Mini, Inc.                                             76,077   2,747,901
*   Moog, Inc. Class A                                            70,114   4,187,909
#*  Moog, Inc. Class B                                             6,265     378,907
*   MRC Global, Inc.                                               6,276     175,414
    MSC Industrial Direct Co., Inc. Class A                       11,500     878,255
    Mueller Industries, Inc.                                      59,084   3,562,174
    Mueller Water Products, Inc. Class A                         271,891   2,330,106
#   Multi-Color Corp.                                             19,825     690,505
*   MYR Group, Inc.                                               34,702     917,868
    National Presto Industries, Inc.                              10,320     728,076
#*  National Technical Systems, Inc.                              11,231     257,078
*   Navigant Consulting, Inc.                                     82,951   1,439,200
#*  Navistar International Corp.                                  55,759   2,016,245
#*  NCI Building Systems, Inc.                                       929      13,405

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Nielsen Holdings NV                                          118,592 $ 4,677,268
#   NL Industries, Inc.                                           66,217     772,090
    NN, Inc.                                                      28,052     451,076
    Nordson Corp.                                                 44,212   3,187,243
    Norfolk Southern Corp.                                       166,058  14,284,309
*   Nortek, Inc.                                                     376      26,384
    Northrop Grumman Corp.                                       134,779  14,490,090
*   Northwest Pipe Co.                                            14,098     507,951
#*  Ocean Power Technologies, Inc.                                 8,423      19,794
*   Old Dominion Freight Line, Inc.                              112,300   5,266,870
#   Omega Flex, Inc.                                               8,600     174,924
*   On Assignment, Inc.                                           91,840   3,103,274
*   Orbital Sciences Corp.                                        99,159   2,287,598
*   Orion Energy Systems, Inc.                                    22,128      94,044
*   Orion Marine Group, Inc.                                      30,944     386,800
*   Oshkosh Corp.                                                152,082   7,237,582
*   Owens Corning                                                187,471   6,735,833
    PACCAR, Inc.                                                  54,624   3,037,094
*   Pacer International, Inc.                                     56,234     448,747
    Pall Corp.                                                    20,800   1,674,816
    PAM Transportation Services, Inc.                              9,059     157,627
*   Park-Ohio Holdings Corp.                                      23,150     958,642
    Parker Hannifin Corp.                                         97,858  11,421,986
*   Patrick Industries, Inc.                                      17,318     541,707
#*  Patriot Transportation Holding, Inc.                          10,465     386,891
#*  Pendrell Corp.                                                67,532     150,596
    Pentair, Ltd.                                                202,918  13,613,769
*   PGT, Inc.                                                     53,997     564,269
    Pike Electric Corp.                                           57,952     626,461
#   Pitney Bowes, Inc.                                            40,358     861,240
#*  Plug Power, Inc.                                               2,629       1,525
#*  PMFG, Inc.                                                    16,342     128,121
#*  Polypore International, Inc.                                  76,811   3,471,857
*   Powell Industries, Inc.                                       19,610   1,232,096
#*  PowerSecure International, Inc.                               39,354     711,520
    Precision Castparts Corp.                                     18,338   4,647,766
    Preformed Line Products Co.                                    8,209     689,720
    Primoris Services Corp.                                       85,819   2,234,727
#*  Proto Labs, Inc.                                               3,081     258,373
#   Providence and Worcester Railroad Co.                          3,494      71,522
    Quad/Graphics, Inc.                                            4,133     144,324
*   Quality Distribution, Inc.                                    37,533     385,839
#   Quanex Building Products Corp.                                60,568   1,076,899
*   Quanta Services, Inc.                                        180,273   5,446,047
#   Raven Industries, Inc.                                        36,990   1,233,986
    Raytheon Co.                                                 116,541   9,599,482
#*  RBC Bearings, Inc.                                            38,366   2,639,197
#   RCM Technologies, Inc.                                        13,580      87,591
#*  Real Goods Solar, Inc. Class A                                   512       1,715
    Regal-Beloit Corp.                                            73,463   5,387,042
*   Republic Airways Holdings, Inc.                               78,614     926,073
    Republic Services, Inc.                                      212,096   7,098,853

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Resources Connection, Inc.                                    84,694 $ 1,080,695
*   Roadrunner Transportation Systems, Inc.                       60,930   1,614,645
    Robert Half International, Inc.                               27,853   1,073,176
    Rockwell Automation, Inc.                                     41,264   4,555,958
    Rockwell Collins, Inc.                                        26,150   1,826,054
    Rollins, Inc.                                                 42,385   1,171,521
    Roper Industries, Inc.                                        66,703   8,458,607
*   RPX Corp.                                                     80,220   1,432,729
#   RR Donnelley & Sons Co.                                      285,484   5,301,438
#*  Rush Enterprises, Inc. Class A                                48,150   1,378,053
*   Rush Enterprises, Inc. Class B                                 8,637     209,965
    Ryder System, Inc.                                            87,824   5,781,454
*   Saia, Inc.                                                    37,126   1,207,709
    Schawk, Inc.                                                  32,035     468,352
    Servotronics, Inc.                                             1,473      12,432
    SIFCO Industries, Inc.                                         7,118     157,877
    Simpson Manufacturing Co., Inc.                               81,637   2,894,032
    SkyWest, Inc.                                                 91,028   1,369,061
    SL Industries, Inc.                                           11,694     315,738
#   SmartPros, Ltd.                                                1,344       2,688
    Snap-on, Inc.                                                 79,949   8,320,292
    Southwest Airlines Co.                                       773,474  13,319,222
*   Sparton Corp.                                                 11,200     295,568
*   Spirit Aerosystems Holdings, Inc. Class A                    205,037   5,472,438
*   Spirit Airlines, Inc.                                         81,858   3,532,173
    SPX Corp.                                                     80,563   7,307,870
*   Standard Parking Corp.                                        21,221     561,720
#*  Standard Register Co. (The)                                    6,813      57,911
    Standex International Corp.                                   21,670   1,332,922
    Stanley Black & Decker, Inc.                                 132,097  10,447,552
    Steelcase, Inc. Class A                                      150,113   2,460,352
*   Stericycle, Inc.                                              15,661   1,819,808
*   Sterling Construction Co., Inc.                               23,323     223,901
#   Sun Hydraulics Corp.                                          31,604   1,254,047
*   Supreme Industries, Inc. Class A                              14,584      89,254
#*  Swift Transportation Co.                                     142,697   3,109,368
    Sypris Solutions, Inc.                                        26,299      83,894
#   TAL International Group, Inc.                                 56,839   2,745,892
*   Taser International, Inc.                                     82,399   1,464,230
#*  Team, Inc.                                                    31,401   1,170,943
#*  Tecumseh Products Co. Class A                                 15,402     120,136
*   Tecumseh Products Co. Class B                                  4,901      35,728
*   Teledyne Technologies, Inc.                                   48,937   4,346,584
    Tennant Co.                                                   23,807   1,444,847
*   Terex Corp.                                                  193,513   6,763,279
*   Tetra Tech, Inc.                                             101,118   2,642,213
#   Textainer Group Holdings, Ltd.                                82,635   3,131,866
    Textron, Inc.                                                186,989   5,383,413
*   Thermon Group Holdings, Inc.                                  22,321     524,767
    Timken Co.                                                   122,787   6,484,381
#   Titan International, Inc.                                     82,777   1,200,267
#*  Titan Machinery, Inc.                                         34,120     601,877

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    Toro Co. (The)                                                37,150 $ 2,189,621
    Towers Watson & Co. Class A                                   37,357   4,288,957
    TransDigm Group, Inc.                                         17,500   2,544,675
*   TRC Cos., Inc.                                                29,408     226,148
#*  Trex Co., Inc.                                                22,006   1,545,261
*   Trimas Corp.                                                  58,045   2,197,584
#   Trinity Industries, Inc.                                     133,517   6,759,966
    Triumph Group, Inc.                                           87,175   6,246,089
*   TrueBlue, Inc.                                                71,032   1,754,490
*   Tufco Technologies, Inc.                                       2,398      12,110
*   Tutor Perini Corp.                                            82,733   1,898,722
#   Twin Disc, Inc.                                               22,040     570,175
    Tyco International, Ltd.                                     207,871   7,597,685
*   Ultralife Corp.                                               19,679      76,748
    UniFirst Corp.                                                24,068   2,474,672
    Union Pacific Corp.                                          261,311  39,562,485
*   United Continental Holdings, Inc.                            215,852   7,328,175
    United Parcel Service, Inc. Class B                           63,147   6,203,561
#*  United Rentals, Inc.                                         119,511   7,719,215
#   United Stationers, Inc.                                       65,169   2,896,110
    United Technologies Corp.                                    109,295  11,612,594
    Universal Forest Products, Inc.                               29,064   1,538,067
#*  Universal Security Instruments, Inc.                           1,873       8,944
    Universal Truckload Services, Inc.                            21,221     565,752
    URS Corp.                                                    128,537   6,969,276
#*  US Airways Group, Inc.                                       199,017   4,372,403
    US Ecology, Inc.                                              30,977   1,101,232
*   USA Truck, Inc.                                               14,166     188,124
#*  USG Corp.                                                    115,330   3,149,662
#   UTi Worldwide, Inc.                                          176,046   2,675,899
    Valmont Industries, Inc.                                      33,895   4,762,247
*   Verisk Analytics, Inc. Class A                                27,360   1,874,707
*   Versar, Inc.                                                  15,761      74,550
    Viad Corp.                                                    33,305     889,244
*   Vicor Corp.                                                   34,427     303,302
*   Virco Manufacturing Corp.                                     11,119      22,572
*   Volt Information Sciences, Inc.                               23,850     207,495
    VSE Corp.                                                      6,890     301,782
#*  Wabash National Corp.                                        118,273   1,379,063
*   WABCO Holdings, Inc.                                          27,768   2,379,162
    Wabtec Corp.                                                 109,846   7,160,861
#   Waste Connections, Inc.                                      188,274   8,046,831
    Waste Management, Inc.                                       185,963   8,096,829
#   Watsco, Inc.                                                  40,177   3,828,466
#   Watsco, Inc. Class B                                           5,058     483,697
#   Watts Water Technologies, Inc. Class A                        46,354   2,678,334
#   Werner Enterprises, Inc.                                     117,745   2,726,974
*   Wesco Aircraft Holdings, Inc.                                 23,646     433,195
#*  WESCO International, Inc.                                     75,503   6,452,486
*   Willdan Group, Inc.                                            7,684      29,353
#*  Willis Lease Finance Corp.                                     8,926     155,580
    Woodward, Inc.                                                93,417   3,745,088

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES      VALUE+
                                                                 ------- --------------
Industrials -- (Continued)
    WW Grainger, Inc.                                             13,523 $    3,637,281
*   XPO Logistics, Inc.                                           28,905        583,303
    Xylem, Inc.                                                  126,611      4,368,079
*   YRC Worldwide, Inc.                                            1,770         16,780
                                                                         --------------
Total Industrials                                                         1,369,096,508
                                                                         --------------
Information Technology -- (12.6%)
#*  3D Systems Corp.                                              62,072      3,863,361
*   Accelrys, Inc.                                                91,304        853,692
    Accenture P.L.C. Class A                                      51,686      3,798,921
#*  ACI Worldwide, Inc.                                           38,871      2,142,570
*   Active Network, Inc. (The)                                    29,385        424,319
    Activision Blizzard, Inc.                                    265,306      4,414,692
*   Actuate Corp.                                                 83,460        668,515
*   Acxiom Corp.                                                 127,305      4,230,345
#*  ADDvantage Technologies Group, Inc.                            7,817         20,715
*   Adobe Systems, Inc.                                           81,557      4,420,389
#   ADTRAN, Inc.                                                  96,668      2,269,765
*   Advanced Energy Industries, Inc.                              67,891      1,417,564
#*  Advanced Micro Devices, Inc.                                 174,600        583,164
*   Advanced Photonix, Inc. Class A                                1,915          1,341
    Advent Software, Inc.                                         61,382      2,059,366
#*  Aehr Test Systems                                              4,618         11,776
*   Aeroflex Holding Corp.                                         5,086         39,417
*   Aetrium, Inc.                                                    646          2,293
*   Agilysys, Inc.                                                36,023        423,270
#*  Akamai Technologies, Inc.                                    113,952      5,098,212
#*  Alliance Data Systems Corp.                                   11,750      2,785,455
#*  Alpha & Omega Semiconductor, Ltd.                             13,132         96,652
    Altera Corp.                                                  89,147      2,995,339
    Amdocs, Ltd.                                                 131,808      5,068,018
    American Software, Inc. Class A                               41,689        364,779
#*  Amkor Technology, Inc.                                       275,673      1,463,824
    Amphenol Corp. Class A                                        32,171      2,583,010
*   Amtech Systems, Inc.                                          11,796         94,368
#*  ANADIGICS, Inc.                                              100,745        203,505
    Analog Devices, Inc.                                         188,989      9,317,158
*   Anaren, Inc.                                                  21,628        540,267
*   Anixter International, Inc.                                   49,872      4,263,557
*   ANSYS, Inc.                                                   43,080      3,767,346
#   AOL, Inc.                                                    145,693      5,279,914
    Apple, Inc.                                                  130,247     68,034,520
    Applied Materials, Inc.                                      567,626     10,132,124
*   Applied Micro Circuits Corp.                                  99,747      1,163,050
*   ARRIS Group, Inc.                                            188,152      3,360,395
*   Arrow Electronics, Inc.                                      175,572      8,430,967
*   Aruba Networks, Inc.                                          40,558        760,868
*   AsiaInfo-Linkage, Inc.                                        46,753        542,335
*   Aspen Technology, Inc.                                        14,132        540,266
    Astro-Med, Inc.                                                9,339        118,419
*   Atmel Corp.                                                  598,527      4,357,277
*   ATMI, Inc.                                                    53,105      1,451,891

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Autobytel, Inc.                                                  3,757 $    30,620
*   Autodesk, Inc.                                                  41,500   1,656,265
    Automatic Data Processing, Inc.                                 61,357   4,599,934
    Avago Technologies, Ltd.                                         3,697     167,955
#*  AVG Technologies NV                                             18,721     376,292
*   Aviat Networks, Inc.                                            88,527     182,366
*   Avid Technology, Inc.                                           58,708     437,375
    Avnet, Inc.                                                    228,393   9,067,202
    AVX Corp.                                                      229,798   3,044,823
#   Aware, Inc.                                                     26,058     136,283
*   Axcelis Technologies, Inc.                                      47,595     103,281
*   AXT, Inc.                                                       45,551     102,945
#   Badger Meter, Inc.                                              22,867   1,189,313
#*  Bankrate, Inc.                                                  75,526   1,271,858
    Bel Fuse, Inc. Class A                                           4,354      89,779
    Bel Fuse, Inc. Class B                                          13,898     292,414
*   Benchmark Electronics, Inc.                                     86,360   1,962,963
    Black Box Corp.                                                 35,024     877,001
    Blackbaud, Inc.                                                 36,147   1,301,292
*   Blonder Tongue Laboratories                                        433         394
#*  Blucora, Inc.                                                   68,317   1,614,331
#   Booz Allen Hamilton Holding Corp.                               49,159     973,348
#*  Bottomline Technologies de, Inc.                                63,828   2,005,476
    Broadcom Corp. Class A                                          86,283   2,305,482
#   Broadridge Financial Solutions, Inc.                            63,302   2,225,698
#*  BroadVision, Inc.                                                6,453      62,530
*   Brocade Communications Systems, Inc.                           759,459   6,090,861
    Brooks Automation, Inc.                                        108,914   1,049,931
*   Bsquare Corp.                                                   12,187      39,242
#*  BTU International, Inc.                                         10,388      34,384
    CA, Inc.                                                       294,786   9,362,403
*   Cabot Microelectronics Corp.                                    40,967   1,675,141
#*  CACI International, Inc. Class A                                43,130   3,104,497
#*  Cadence Design Systems, Inc.                                   106,862   1,386,000
*   CalAmp Corp.                                                    20,878     491,259
*   Calix, Inc.                                                     86,101     875,647
*   Cardtronics, Inc.                                               34,762   1,364,408
*   Cascade Microtech, Inc.                                         18,571     190,167
#   Cass Information Systems, Inc.                                  18,870   1,081,817
#*  Ceva, Inc.                                                      35,254     505,190
*   Checkpoint Systems, Inc.                                        68,783   1,170,687
#*  China Information Technology, Inc.                              20,716      94,672
*   ChyronHego Corp.                                                 5,035       7,553
*   CIBER, Inc.                                                    152,480     495,560
*   Ciena Corp.                                                     77,470   1,802,727
*   Cinedigm Corp.                                                  10,917      19,541
#*  Cirrus Logic, Inc.                                             111,773   2,507,068
    Cisco Systems, Inc.                                          3,077,086  69,234,435
*   Citrix Systems, Inc.                                            32,097   1,822,468
#*  Clearfield, Inc.                                                20,285     301,029
    Cognex Corp.                                                   141,140   4,410,625
*   Cognizant Technology Solutions Corp. Class A                    31,155   2,708,304

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
#*  Cogo Group, Inc.                                              15,972 $    37,854
    Coherent, Inc.                                                38,640   2,557,582
    Cohu, Inc.                                                    34,325     328,147
    Communications Systems, Inc.                                  17,110     195,225
*   CommVault Systems, Inc.                                       19,732   1,540,675
    Computer Sciences Corp.                                      179,375   8,836,012
#   Computer Task Group, Inc.                                     30,804     527,673
    Compuware Corp.                                              333,104   3,557,551
*   comScore, Inc.                                                18,134     484,540
    Comtech Telecommunications Corp.                              36,524   1,096,450
*   Comverse, Inc.                                                   147       4,642
#*  Concur Technologies, Inc.                                     28,597   2,991,246
    Concurrent Computer Corp.                                     14,271     105,177
*   Constant Contact, Inc.                                        26,607     689,387
#   Convergys Corp.                                              178,498   3,523,551
*   CoreLogic, Inc.                                              164,536   5,474,113
    Corning, Inc.                                                717,350  12,259,511
*   CoStar Group, Inc.                                            36,021   6,375,357
#*  Cray, Inc.                                                    67,321   1,505,298
#*  Cree, Inc.                                                   188,338  11,441,533
*   Crexendo, Inc.                                                10,564      32,748
    CSG Systems International, Inc.                               57,052   1,589,469
#   CSP, Inc.                                                      2,797      21,145
    CTS Corp.                                                     56,634   1,054,525
*   CyberOptics Corp.                                             10,031      50,857
#   Cypress Semiconductor Corp.                                   32,385     300,533
    Daktronics, Inc.                                              71,990     861,000
#*  Datalink Corp.                                                35,705     366,690
#*  Dataram Corp.                                                    909       2,218
*   Dealertrack Technologies, Inc.                                73,591   2,744,944
#*  Demand Media, Inc.                                            49,159     234,980
#*  Dice Holdings, Inc.                                          100,155     739,144
#   Diebold, Inc.                                                108,300   3,244,668
*   Digi International, Inc.                                      40,813     411,395
    Digimarc Corp.                                                 9,758     205,503
#*  Digital River, Inc.                                           57,835   1,031,776
*   Diodes, Inc.                                                  75,992   1,840,526
#   Dolby Laboratories, Inc. Class A                              63,150   2,256,981
*   Dot Hill Systems Corp.                                        71,103     206,199
*   DSP Group, Inc.                                               31,722     236,329
    DST Systems, Inc.                                             72,821   6,173,036
#*  DTS, Inc.                                                     27,939     558,780
*   Dynamics Research Corp.                                       10,821      80,075
#   EarthLink, Inc.                                              160,358     811,411
*   eBay, Inc.                                                   251,850  13,275,013
#   Ebix, Inc.                                                    58,742     668,484
*   Echelon Corp.                                                 19,608      42,549
*   EchoStar Corp. Class A                                        68,530   3,286,699
*   Edgewater Technology, Inc.                                    10,488      71,843
#*  Elecsys Corp.                                                    376       3,301
    Electro Rent Corp.                                            37,359     677,692
    Electro Scientific Industries, Inc.                           41,652     498,991

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Electronic Arts, Inc.                                          144,139 $ 3,783,649
*   Electronics for Imaging, Inc.                                   79,322   2,721,538
#*  Ellie Mae, Inc.                                                 13,964     403,560
#   eMagin Corp.                                                    12,094      33,259
    EMC Corp.                                                    1,056,822  25,437,706
#*  Emcore Corp.                                                    33,414     178,097
*   Emulex Corp.                                                   154,024   1,159,801
*   Entegris, Inc.                                                 231,042   2,391,285
#*  Entropic Communications, Inc.                                  134,859     577,197
*   Envestnet, Inc.                                                 15,854     575,500
*   EPAM Systems, Inc.                                              12,562     470,698
    EPIQ Systems, Inc.                                              59,621     891,930
    ePlus, Inc.                                                     12,730     692,003
#*  Equinix, Inc.                                                   32,137   5,189,483
*   Euronet Worldwide, Inc.                                         83,419   3,620,385
*   Exar Corp.                                                      81,869     943,950
*   ExlService Holdings, Inc.                                       54,236   1,567,963
*   Extreme Networks                                               155,567     833,839
*   F5 Networks, Inc.                                               22,500   1,833,975
*   Fabrinet                                                        21,042     352,243
#   FactSet Research Systems, Inc.                                  15,644   1,704,257
    Fair Isaac Corp.                                                57,154   3,273,781
#*  Fairchild Semiconductor International, Inc.                    222,324   2,816,845
#*  FalconStor Software, Inc.                                       50,770      75,140
*   FARO Technologies, Inc.                                         23,445   1,113,637
    FEI Co.                                                         55,099   4,908,219
    Fidelity National Information Services, Inc.                   297,338  14,495,227
#*  Finisar Corp.                                                  164,974   3,796,052
#*  First Solar, Inc.                                              166,287   8,359,247
*   Fiserv, Inc.                                                   101,033  10,581,186
*   FleetCor Technologies, Inc.                                      1,688     194,711
    FLIR Systems, Inc.                                             202,624   5,770,732
*   FormFactor, Inc.                                                94,433     492,940
#   Forrester Research, Inc.                                        34,126   1,324,430
*   Fortinet, Inc.                                                  24,220     487,064
*   Freescale Semiconductor, Ltd.                                  102,749   1,586,445
    Frequency Electronics, Inc.                                     10,710     118,988
#*  Fusion-io, Inc.                                                    300       3,225
*   Gartner, Inc.                                                   35,704   2,104,751
*   Genpact, Ltd.                                                  234,177   4,643,730
#*  GigOptix, Inc.                                                   3,988       5,583
*   Global Cash Access Holdings, Inc.                              114,399     949,512
    Global Payments, Inc.                                          103,620   6,163,318
    Globalscape, Inc.                                               11,741      19,666
#*  Globecomm Systems, Inc.                                         36,811     516,458
*   Google, Inc. Class A                                            30,564  31,498,647
*   GSE Systems, Inc.                                               19,854      33,752
*   GSI Group, Inc.                                                 50,058     499,579
*   GSI Technology, Inc.                                            37,756     265,047
#*  GT Advanced Technologies, Inc.                                 125,682     942,615
#*  Guidance Software, Inc.                                         17,697     154,672
#*  Guidewire Software, Inc.                                         2,214     112,294

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
    Hackett Group, Inc. (The)                                       60,552 $   431,130
*   Harmonic, Inc.                                                 177,547   1,297,869
    Harris Corp.                                                    87,438   5,417,658
*   Hauppauge Digital, Inc.                                          5,400       1,906
#   Heartland Payment Systems, Inc.                                 43,083   1,742,707
    Hewlett-Packard Co.                                          1,055,382  25,719,659
*   Hittite Microwave Corp.                                         35,437   2,264,070
*   Hutchinson Technology, Inc.                                     31,174     115,967
    IAC/InterActiveCorp                                            165,687   8,846,029
#*  ID Systems, Inc.                                                15,829      82,311
*   Identive Group, Inc.                                            25,290      16,183
#*  IEC Electronics Corp.                                            9,658      41,529
*   iGATE Corp.                                                     52,672   1,677,076
#*  iGO, Inc.                                                          868       2,543
*   Ikanos Communications, Inc.                                     23,895      31,302
*   Imation Corp.                                                   54,588     253,834
*   Immersion Corp.                                                 28,268     359,569
#*  Infinera Corp.                                                 199,026   2,032,055
*   Informatica Corp.                                               35,103   1,354,976
*   Ingram Micro, Inc. Class A                                     259,483   6,012,221
#*  Innodata, Inc.                                                  31,335      75,204
#*  Inphi Corp.                                                     35,425     522,165
*   Insight Enterprises, Inc.                                       80,314   1,692,216
*   Integrated Device Technology, Inc.                             244,054   2,596,735
*   Integrated Silicon Solution, Inc.                               47,624     513,387
    Intel Corp.                                                  2,859,210  69,850,500
#*  Intellicheck Mobilisa, Inc.                                      7,700       3,465
*   Interactive Intelligence Group, Inc.                            20,026   1,230,598
    InterDigital, Inc.                                              38,866   1,506,057
*   Internap Network Services Corp.                                 89,721     652,272
    International Business Machines Corp.                          104,255  18,683,539
*   International Rectifier Corp.                                  122,319   3,185,187
*   Interphase Corp.                                                 5,636      22,939
    Intersil Corp. Class A                                         209,564   2,338,734
    inTEST Corp.                                                     3,806      14,653
#*  Intevac, Inc.                                                   31,727     161,808
*   IntraLinks Holdings, Inc.                                        5,621      58,402
*   IntriCon Corp.                                                   8,894      39,400
#   Intuit, Inc.                                                    34,988   2,498,493
#*  Inuvo, Inc.                                                      3,679       6,034
#*  InvenSense, Inc.                                                 4,750      80,228
#   IPG Photonics Corp.                                             66,639   4,416,167
*   Iteris, Inc.                                                    12,775      26,189
#*  Itron, Inc.                                                     60,096   2,564,296
*   Ixia                                                           122,922   1,743,034
    IXYS Corp.                                                      47,132     548,145
#   j2 Global, Inc.                                                 85,185   4,683,471
    Jabil Circuit, Inc.                                            354,338   7,391,491
    Jack Henry & Associates, Inc.                                   86,922   4,746,810
#*  JDS Uniphase Corp.                                             315,326   4,127,617
*   Juniper Networks, Inc.                                         537,534  10,019,634
#*  Kemet Corp.                                                     64,457     365,471

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CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Key Tronic Corp.                                                14,320 $   155,372
    KLA-Tencor Corp.                                               120,499   7,904,734
*   Kopin Corp.                                                     98,511     361,535
*   Kulicke & Soffa Industries, Inc.                               125,302   1,616,396
*   KVH Industries, Inc.                                            26,340     361,912
*   Lam Research Corp.                                             210,202  11,399,254
*   Lattice Semiconductor Corp.                                    190,322     976,352
#   Leidos Holdings, Inc.                                          127,154   5,987,670
    Lender Processing Services, Inc.                                41,517   1,433,167
    Lexmark International, Inc. Class A                            105,325   3,744,304
*   LGL Group, Inc. (The)                                            2,633      15,640
#*  Limelight Networks, Inc.                                       150,081     288,156
#   Linear Technology Corp.                                         47,472   1,952,998
*   Lionbridge Technologies, Inc.                                   86,241     376,011
#*  Liquidity Services, Inc.                                         4,258     111,176
    Littelfuse, Inc.                                                39,189   3,332,241
*   LogMeIn, Inc.                                                    4,883     157,721
*   LoJack Corp.                                                    43,904     192,300
    LSI Corp.                                                      266,959   2,263,812
#*  LTX-Credence Corp.                                              78,246     479,648
*   M/A-COM Technology Solutions Holdings, Inc.                      1,751      30,240
*   Magnachip Semiconductor Corp.                                   60,645   1,133,455
*   Management Network Group, Inc.                                   3,573       9,861
*   Manhattan Associates, Inc.                                      33,551   3,573,517
#   ManTech International Corp. Class A                             37,782   1,055,629
    Marchex, Inc. Class B                                           38,409     342,608
    Marvell Technology Group, Ltd.                                 499,681   5,996,172
    Mastercard, Inc. Class A                                        10,047   7,204,704
#*  Mattersight Corp.                                                5,001      21,154
#*  Mattson Technology, Inc.                                        81,264     240,541
    Maxim Integrated Products, Inc.                                149,481   4,439,586
    MAXIMUS, Inc.                                                  112,800   5,465,160
*   MaxLinear, Inc. Class A                                         18,275     158,262
#*  Maxwell Technologies, Inc.                                      44,438     333,285
*   Measurement Specialties, Inc.                                   27,240   1,518,085
#*  Mediabistro, Inc.                                                  942       1,696
    Mentor Graphics Corp.                                          187,926   4,149,406
#*  Mercury Systems, Inc.                                           45,384     418,440
    Mesa Laboratories, Inc.                                          5,740     399,676
    Methode Electronics, Inc.                                       63,895   1,634,434
    Micrel, Inc.                                                    97,988     901,490
#   Microchip Technology, Inc.                                      89,457   3,843,073
#*  Micron Technology, Inc.                                      1,086,356  19,206,774
#*  MICROS Systems, Inc.                                            59,747   3,241,275
*   Microsemi Corp.                                                160,256   4,027,233
    Microsoft Corp.                                                932,130  32,950,795
#*  Millennial Media, Inc.                                          36,688     257,917
#*  Mindspeed Technologies, Inc.                                    66,142     191,150
    MKS Instruments, Inc.                                           88,993   2,637,753
#   MOCON, Inc.                                                      8,521     118,868
*   ModusLink Global Solutions, Inc.                                57,190     235,623
    Molex, Inc.                                                    109,975   4,245,035

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    Molex, Inc. Class A                                           94,244 $ 3,628,394
*   MoneyGram International, Inc.                                 18,939     399,802
    Monolithic Power Systems, Inc.                                59,761   1,902,790
#   Monotype Imaging Holdings, Inc.                               58,179   1,641,811
#*  Monster Worldwide, Inc.                                      170,844     738,046
#*  MoSys, Inc.                                                   65,993     290,369
    Motorola Solutions, Inc.                                      63,769   3,986,838
*   Move, Inc.                                                    61,085   1,036,612
    MTS Systems Corp.                                             24,108   1,574,735
*   Multi-Fineline Electronix, Inc.                               34,615     464,187
#*  Nanometrics, Inc.                                             36,544     678,988
*   NAPCO Security Technologies, Inc.                             12,622      70,936
    National Instruments Corp.                                    36,646   1,064,566
*   NCI, Inc. Class A                                             10,441      59,514
*   NCR Corp.                                                    134,305   4,908,848
    NetApp, Inc.                                                 224,398   8,708,886
#*  NETGEAR, Inc.                                                 61,975   1,782,401
#*  Netlist, Inc.                                                 31,529      25,863
*   Netscout Systems, Inc.                                        69,780   1,976,170
#*  NetSuite, Inc.                                                15,289   1,542,354
*   NeuStar, Inc. Class A                                         56,098   2,576,020
*   Newport Corp.                                                 64,300   1,020,441
*   Newtek Business Services, Inc.                                14,356      41,776
    NIC, Inc.                                                     37,300     918,326
#*  Novatel Wireless, Inc.                                        48,740     149,388
#*  Nuance Communications, Inc.                                  212,058   3,299,622
#*  Numerex Corp. Class A                                         16,698     197,203
#   NVIDIA Corp.                                                 406,868   6,176,256
#*  Oclaro, Inc.                                                 106,869     218,013
*   Official Payments Holdings, Inc.                              20,570     171,554
#*  OmniVision Technologies, Inc.                                 90,827   1,272,486
*   ON Semiconductor Corp.                                       610,478   4,309,975
#*  Onvia, Inc.                                                    1,484       7,272
*   OpenTable, Inc.                                                1,813     125,967
*   Oplink Communications, Inc.                                   31,981     583,653
#   Optical Cable Corp.                                            8,150      32,519
    Oracle Corp.                                                 517,147  17,324,424
*   OSI Systems, Inc.                                             35,144   2,559,889
#*  Overland Storage, Inc.                                         1,066         959
#*  Pandora Media, Inc.                                            7,765     195,134
*   PAR Technology Corp.                                          17,200      95,632
    Park Electrochemical Corp.                                    30,101     844,333
#*  Parkervision, Inc.                                             3,828      10,489
#   Paychex, Inc.                                                 55,438   2,342,810
    PC Connection, Inc.                                           37,385     747,326
    PC-Tel, Inc.                                                  30,780     283,484
#*  PCM, Inc.                                                     12,993     136,686
*   PDF Solutions, Inc.                                           41,437     951,808
    Pegasystems, Inc.                                              6,775     257,857
    Perceptron, Inc.                                              10,412     145,664
*   Perficient, Inc.                                              57,342   1,037,317
*   Performance Technologies, Inc.                                 5,773      17,896

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Pericom Semiconductor Corp.                                   34,672 $   280,150
*   Photronics, Inc.                                              99,710     837,564
#*  Pixelworks, Inc.                                              17,904      81,105
*   Planar Systems, Inc.                                          19,314      40,366
    Plantronics, Inc.                                             75,505   3,242,185
*   Plexus Corp.                                                  56,530   2,163,968
*   PLX Technology, Inc.                                          55,424     334,761
*   PMC - Sierra, Inc.                                           348,768   2,047,268
#*  Polycom, Inc.                                                280,602   2,918,261
    Power Integrations, Inc.                                      42,415   2,436,318
*   PRGX Global, Inc.                                             35,819     257,180
#*  Procera Networks, Inc.                                         6,437      91,084
*   Progress Software Corp.                                       95,302   2,474,040
*   PROS Holdings, Inc.                                           22,703     802,551
*   PTC, Inc.                                                    152,394   4,224,362
#*  Pulse Electronics Corp.                                           18          67
    QAD, Inc. Class A                                             13,973     208,477
#   QAD, Inc. Class B                                              4,740      59,724
*   QLIK Technologies, Inc.                                        7,555     191,444
*   QLogic Corp.                                                 148,420   1,832,987
    QUALCOMM, Inc.                                               214,176  14,878,807
*   Qualstar Corp.                                                 8,094      10,603
#*  Quantum Corp.                                                185,179     229,622
#*  QuickLogic Corp.                                              18,388      70,794
*   QuinStreet, Inc.                                              15,854     140,942
*   Qumu Corp.                                                    13,779     206,409
#*  Rackspace Hosting, Inc.                                       20,042   1,026,752
*   Radisys Corp.                                                 40,860     123,397
*   Rainmaker Systems, Inc.                                       16,080       8,040
#*  Rambus, Inc.                                                 194,593   1,700,743
#*  RealD, Inc.                                                   38,278     264,884
*   RealNetworks, Inc.                                            50,719     389,015
*   Red Hat, Inc.                                                 54,458   2,356,398
*   Reis, Inc.                                                    16,269     292,679
#*  Relm Wireless Corp.                                            4,040      10,625
#*  Remark Media, Inc.                                             1,990       6,945
*   Responsys, Inc.                                               16,464     269,022
#   RF Industries, Ltd.                                           10,694      98,278
#*  RF Micro Devices, Inc.                                       468,193   2,458,013
    Richardson Electronics, Ltd.                                  20,031     230,757
#*  Riverbed Technology, Inc.                                    119,752   1,774,725
*   Rofin-Sinar Technologies, Inc.                                42,160   1,106,700
*   Rogers Corp.                                                  27,369   1,668,414
*   Rosetta Stone, Inc.                                           37,189     564,529
*   Rovi Corp.                                                   164,204   2,752,059
#*  Rubicon Technology, Inc.                                      33,298     286,363
#*  Rudolph Technologies, Inc.                                    52,178     553,087
*   Saba Software, Inc.                                           27,173     315,207
*   Salesforce.com, Inc.                                          72,800   3,884,608
    SanDisk Corp.                                                124,559   8,656,850
*   Sanmina Corp.                                                139,050   2,024,568
*   Sapient Corp.                                                226,185   3,575,985

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   ScanSource, Inc.                                              43,593 $ 1,676,587
#   Science Applications International Corp.                      72,659   2,561,230
#*  Scientific Learning Corp.                                     11,264       5,575
*   Seachange International, Inc.                                 52,851     749,956
    Seagate Technology P.L.C.                                    292,776  14,252,336
*   Selectica, Inc.                                                  538       3,648
*   Semtech Corp.                                                108,911   3,388,221
#*  Sevcon, Inc.                                                   1,585       7,529
*   ShoreTel, Inc.                                                99,589     791,733
*   Sigma Designs, Inc.                                           51,332     279,246
#*  Silicon Graphics International Corp.                          36,240     462,785
*   Silicon Image, Inc.                                          133,793     702,413
*   Silicon Laboratories, Inc.                                    72,009   2,896,202
*   Skyworks Solutions, Inc.                                     270,104   6,963,281
*   Smith Micro Software, Inc.                                    43,203      34,994
*   SMTC Corp.                                                     1,900       3,705
*   SolarWinds, Inc.                                              28,047   1,015,021
    Solera Holdings, Inc.                                         14,470     813,503
#*  Sonic Foundry, Inc.                                              619       6,153
#*  Sonus Networks, Inc.                                         490,866   1,472,598
#*  Spansion, Inc. Class A                                        95,073   1,138,024
#*  Spark Networks, Inc.                                          20,866     149,401
#*  Speed Commerce, Inc.                                          45,303     166,262
*   SS&C Technologies Holdings, Inc.                             110,081   4,326,183
*   Stamps.com, Inc.                                              24,686   1,121,732
*   StarTek, Inc.                                                 16,081     100,667
#*  STR Holdings, Inc.                                             3,848       7,658
#*  Stratasys, Ltd.                                               51,495   5,830,779
*   SunEdison, Inc.                                              384,783   3,578,482
#*  SunPower Corp.                                               188,978   5,705,246
*   Super Micro Computer, Inc.                                    63,141     878,923
    Supertex, Inc.                                                18,275     466,195
*   support.com, Inc.                                             85,790     382,623
*   Sykes Enterprises, Inc.                                       74,807   1,400,387
    Symantec Corp.                                               202,900   4,613,946
*   Symmetricom, Inc.                                             62,080     445,114
#*  Synaptics, Inc.                                               56,369   2,621,158
#*  Synchronoss Technologies, Inc.                                29,319   1,015,024
*   SYNNEX Corp.                                                  63,020   3,863,126
*   Synopsys, Inc.                                                98,578   3,593,168
    Syntel, Inc.                                                  20,935   1,797,060
*   Take-Two Interactive Software, Inc.                          159,832   2,862,591
    TE Connectivity, Ltd.                                        220,600  11,358,694
*   Tech Data Corp.                                               64,424   3,353,913
*   TeleCommunication Systems, Inc. Class A                       80,413     183,342
*   Telenav, Inc.                                                 57,342     415,730
*   TeleTech Holdings, Inc.                                       88,104   2,332,113
    Tellabs, Inc.                                                579,890   1,414,932
*   Teradata Corp.                                                30,060   1,324,744
#*  Teradyne, Inc.                                               329,675   5,766,016
#   Tessco Technologies, Inc.                                     14,125     500,449
    Tessera Technologies, Inc.                                    89,148   1,695,595

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
    Texas Instruments, Inc.                                        148,207 $ 6,236,551
#*  TheStreet, Inc.                                                 30,782      72,338
*   TIBCO Software, Inc.                                            51,980   1,276,629
*   TiVo, Inc.                                                      66,288     880,968
    Total System Services, Inc.                                    251,901   7,514,207
#   Transact Technologies, Inc.                                     12,325     169,962
#*  Trimble Navigation, Ltd.                                        45,590   1,302,506
*   Trio Tech International                                          3,963      13,276
*   TriQuint Semiconductor, Inc.                                   269,965   2,140,822
*   Trulia, Inc.                                                     4,035     161,279
#   TSR, Inc.                                                          751       2,546
*   TTM Technologies, Inc.                                         117,114   1,024,748
*   Tyler Technologies, Inc.                                        31,179   3,015,321
*   Ultimate Software Group, Inc.                                    6,001     927,034
*   Ultra Clean Holdings                                            31,297     291,375
*   Ultratech, Inc.                                                 45,332   1,078,448
#*  Unisys Corp.                                                    50,672   1,335,207
    United Online, Inc.                                            157,796   1,363,357
#*  Unwired Planet, Inc.                                            83,139     134,685
#*  USA Technologies, Inc.                                          16,331      31,192
*   UTStarcom Holdings Corp.                                        23,800      66,640
#*  ValueClick, Inc.                                               126,220   2,424,686
#*  Veeco Instruments, Inc.                                         62,256   1,818,498
*   VeriFone Systems, Inc.                                         116,920   2,649,407
*   Verint Systems, Inc.                                            48,174   1,759,314
#*  VeriSign, Inc.                                                  39,976   2,169,897
#*  ViaSat, Inc.                                                    69,289   4,581,389
#*  Viasystems Group, Inc.                                          26,304     394,560
*   Vicon Industries, Inc.                                           3,400      10,030
*   Video Display Corp.                                             10,670      38,625
#*  Virtusa Corp.                                                   54,146   1,682,858
    Visa, Inc. Class A                                             196,429  38,631,691
#*  Vishay Intertechnology, Inc.                                   228,400   2,802,468
*   Vishay Precision Group, Inc.                                    24,604     403,506
#*  VistaPrint NV                                                   36,517   1,973,744
*   VMware, Inc. Class A                                             8,843     718,759
#*  Wave Systems Corp. Class A                                       2,000       2,720
    Wayside Technology Group, Inc.                                   5,310      69,561
#*  Web.com Group, Inc.                                             74,635   2,011,413
#*  WebMD Health Corp.                                              71,197   2,507,558
*   Westell Technologies, Inc. Class A                              69,684     250,166
    Western Digital Corp.                                          226,163  15,747,730
#   Western Union Co. (The)                                         89,952   1,530,983
*   WEX, Inc.                                                       43,750   4,084,062
*   Wireless Telecom Group, Inc.                                     9,995      17,891
    Xerox Corp.                                                  1,371,055  13,628,287
    Xilinx, Inc.                                                   142,458   6,470,442
*   XO Group, Inc.                                                  44,111     612,261
    Xyratex, Ltd.                                                   45,355     450,829
*   Yahoo!, Inc.                                                   623,942  20,546,410
*   Zebra Technologies Corp. Class A                                86,754   4,191,086
#*  Zillow, Inc. Class A                                               104       8,282

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES       VALUE+
                                                                 --------- --------------
Information Technology -- (Continued)
#*  Zix Corp.                                                      103,966 $      424,181
*   Zygo Corp.                                                      29,601        457,039
*   Zynga, Inc. Class A                                          1,044,975      3,751,460
                                                                           --------------
Total Information Technology                                                1,390,651,745
                                                                           --------------
Materials -- (4.4%)
    A Schulman, Inc.                                                48,680      1,612,282
#*  AEP Industries, Inc.                                             9,259        550,170
    Air Products & Chemicals, Inc.                                  35,450      3,864,404
    Airgas, Inc.                                                    56,913      6,207,501
    Albemarle Corp.                                                 39,910      2,641,643
#   Alcoa, Inc.                                                  1,148,859     10,649,923
#   Allegheny Technologies, Inc.                                   180,855      5,986,300
#*  Allied Nevada Gold Corp.                                        17,205         70,196
#*  AM Castle & Co.                                                 37,054        530,243
    AMCOL International Corp.                                       52,152      1,673,036
*   American Biltrite, Inc.                                             36         14,585
*   American Pacific Corp.                                           9,539        434,215
    American Vanguard Corp.                                         41,677      1,087,770
    Aptargroup, Inc.                                                84,980      5,452,317
#*  Arabian American Development Co.                                13,281        120,857
    Ashland, Inc.                                                   85,486      7,911,729
    Avery Dennison Corp.                                           160,192      7,548,247
    Axiall Corp.                                                    67,854      2,638,842
    Balchem Corp.                                                   25,737      1,473,701
    Ball Corp.                                                      55,054      2,691,590
#   Bemis Co., Inc.                                                169,804      6,775,180
    Cabot Corp.                                                    106,763      4,976,223
*   Calgon Carbon Corp.                                             92,622      1,847,809
#   Carpenter Technology Corp.                                      71,346      4,232,958
    Celanese Corp. Series A                                         27,600      1,545,876
#*  Century Aluminum Co.                                           155,129      1,346,520
    CF Industries Holdings, Inc.                                    43,083      9,288,695
#   Chase Corp.                                                     11,789        356,735
*   Chemtura Corp.                                                 165,714      4,059,993
*   Clearwater Paper Corp.                                          35,564      1,857,152
#   Cliffs Natural Resources, Inc.                                 259,309      6,659,055
*   Coeur d'Alene Mines Corp.                                      145,280      1,773,869
    Commercial Metals Co.                                          196,815      3,613,523
#   Compass Minerals International, Inc.                            13,558      1,009,664
*   Contango ORE, Inc.                                               1,821         16,753
*   Continental Materials Corp.                                      1,019         17,822
#*  Core Molding Technologies, Inc.                                 11,130        120,204
*   Crown Holdings, Inc.                                            37,000      1,613,200
    Cytec Industries, Inc.                                          73,731      6,126,309
    Deltic Timber Corp.                                             16,051      1,025,338
    Domtar Corp.                                                    59,170      5,012,291
    Dow Chemical Co. (The)                                         627,320     24,760,320
    Eagle Materials, Inc.                                           69,674      5,226,247
    Eastman Chemical Co.                                            66,655      5,251,747
    Ecolab, Inc.                                                    61,063      6,472,678
    EI du Pont de Nemours & Co.                                    117,889      7,214,807

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Materials -- (Continued)
*   Ferro Corp.                                                  141,719 $ 1,818,255
#*  Flotek Industries, Inc.                                       12,189     260,601
    FMC Corp.                                                     45,000   3,274,200
    Freeport-McMoRan Copper & Gold, Inc.                         544,659  20,021,665
    Friedman Industries, Inc.                                     13,567     134,585
    FutureFuel Corp.                                              38,589     671,834
#*  General Moly, Inc.                                           142,545     233,774
    Globe Specialty Metals, Inc.                                 125,218   2,196,324
#*  Golden Minerals Co.                                           19,506      15,020
*   Graphic Packaging Holding Co.                                540,426   4,539,578
    Greif, Inc. Class A                                           41,693   2,230,159
    Greif, Inc. Class B                                           28,377   1,613,232
    Hawkins, Inc.                                                 16,367     589,376
    Haynes International, Inc.                                    19,905   1,072,880
    HB Fuller Co.                                                 84,744   4,056,695
#*  Headwaters, Inc.                                              76,455     667,452
#   Hecla Mining Co.                                             451,137   1,407,547
#*  Horsehead Holding Corp.                                       75,719   1,098,683
    Huntsman Corp.                                               386,450   8,973,369
    Innophos Holdings, Inc.                                       37,426   1,875,791
    Innospec, Inc.                                                40,077   1,845,947
    International Flavors & Fragrances, Inc.                      17,200   1,421,580
    International Paper Co.                                      256,800  11,455,848
#   Intrepid Potash, Inc.                                        102,060   1,515,591
#   Kaiser Aluminum Corp.                                         29,817   2,011,157
    KapStone Paper and Packaging Corp.                            81,994   4,260,408
    KMG Chemicals, Inc.                                           17,877     357,182
    Koppers Holdings, Inc.                                        15,719     699,653
*   Kraton Performance Polymers, Inc.                             53,243   1,132,479
    Kronos Worldwide, Inc.                                        84,537   1,311,169
#*  Landec Corp.                                                  42,497     497,640
*   Louisiana-Pacific Corp.                                      217,242   3,695,286
*   LSB Industries, Inc.                                          36,702   1,347,697
    LyondellBasell Industries NV Class A                          92,925   6,932,205
#   Martin Marietta Materials, Inc.                               54,831   5,378,373
#*  Material Sciences Corp.                                        8,954      83,093
    Materion Corp.                                                33,963   1,012,437
#*  McEwen Mining, Inc.                                          271,668     581,370
    MeadWestvaco Corp.                                           177,786   6,195,842
#*  Mercer International, Inc.                                    78,277     626,216
    Minerals Technologies, Inc.                                   58,469   3,311,099
#*  Mines Management, Inc.                                        13,118       7,871
#*  Molycorp, Inc.                                                13,274      67,299
    Monsanto Co.                                                  66,246   6,947,880
    Mosaic Co. (The)                                             161,767   7,417,017
    Myers Industries, Inc.                                        59,040   1,052,093
    Neenah Paper, Inc.                                            27,653   1,137,644
#   NewMarket Corp.                                               16,011   4,985,185
    Newmont Mining Corp.                                         257,402   7,016,779
#   Noranda Aluminum Holding Corp.                                38,891     105,784
#*  Northern Technologies International Corp.                      5,900     100,359
    Nucor Corp.                                                  185,428   9,599,608

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Materials -- (Continued)
#   Olin Corp.                                                   128,950 $2,902,664
    Olympic Steel, Inc.                                           17,696    484,340
*   OM Group, Inc.                                                51,767  1,760,078
*   OMNOVA Solutions, Inc.                                        73,595    640,277
*   Owens-Illinois, Inc.                                         192,526  6,120,402
    Packaging Corp. of America                                   121,239  7,550,765
#*  Penford Corp.                                                 22,102    300,587
    PH Glatfelter Co.                                             63,321  1,659,010
    PolyOne Corp.                                                153,124  4,639,657
    PPG Industries, Inc.                                          20,779  3,793,830
    Praxair, Inc.                                                 34,453  4,296,634
    Quaker Chemical Corp.                                         21,816  1,656,053
    Reliance Steel & Aluminum Co.                                116,824  8,562,031
*   Resolute Forest Products, Inc.                                 5,403     86,394
    Rock Tenn Co. Class A                                         71,019  7,599,743
    Rockwood Holdings, Inc.                                       98,930  6,257,322
#   Royal Gold, Inc.                                              72,115  3,464,405
    RPM International, Inc.                                      169,023  6,544,571
*   RTI International Metals, Inc.                                49,088  1,664,083
#   Schnitzer Steel Industries, Inc. Class A                      43,049  1,250,143
    Schweitzer-Mauduit International, Inc.                        52,516  3,249,690
    Scotts Miracle-Gro Co. (The) Class A                          33,010  1,938,347
    Sealed Air Corp.                                             292,855  8,838,364
#*  Senomyx, Inc.                                                 26,984     99,841
    Sensient Technologies Corp.                                   84,588  4,409,572
    Sherwin-Williams Co. (The)                                    19,100  3,590,800
    Sigma-Aldrich Corp.                                           22,268  1,924,623
    Silgan Holdings, Inc.                                         38,508  1,735,556
#*  Silver Bull Resources, Inc.                                    8,400      2,982
#*  Solitario Exploration & Royalty Corp.                          2,615      2,327
    Sonoco Products Co.                                          131,402  5,340,177
#   Southern Copper Corp.                                         25,873    723,150
    Steel Dynamics, Inc.                                         370,777  6,662,863
    Stepan Co.                                                    36,529  2,150,462
*   Stillwater Mining Co.                                        199,600  2,177,636
*   SunCoke Energy, Inc.                                         110,706  2,214,120
    Synalloy Corp.                                                11,060    177,955
#*  Texas Industries, Inc.                                        46,329  2,487,867
    Tredegar Corp.                                                33,747    986,087
    Tronox, Ltd. Class A                                          77,650  1,792,938
*   United States Lime & Minerals, Inc.                            8,386    465,926
#   United States Steel Corp.                                    245,514  6,110,843
#*  Universal Stainless & Alloy Products, Inc.                    10,522    340,071
#   US Silica Holdings, Inc.                                      12,176    423,968
#   Valhi, Inc.                                                  118,994  2,185,920
    Valspar Corp. (The)                                           86,283  6,037,222
#*  Verso Paper Corp.                                             33,897     24,236
#   Vulcan Materials Co.                                         138,741  7,429,581
#   Walter Energy, Inc.                                           58,723    933,108
#   Wausau Paper Corp.                                            82,248    962,302
    Westlake Chemical Corp.                                       89,408  9,604,207
    Worthington Industries, Inc.                                 116,045  4,704,464

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                    SHARES      VALUE+
                                                                   --------- ------------
Materials -- (Continued)
*     WR Grace & Co.                                                  39,559 $  3,625,978
      Zep, Inc.                                                       31,221      620,986
*     Zoltek Cos., Inc.                                               53,350      890,945
                                                                             ------------
Total Materials                                                               492,319,433
                                                                             ------------
Other -- (0.0%)
(d)*  Brooklyn Federal Bancorp, Inc. Escrow Shares                     7,873           --
(d)*  Concord Camera Corp. Escrow Shares                               2,339           --
(d)*  FRD Acquisition Co Escrow Shares                                 4,235           --
(d)*  Gerber Scientific, Inc. Escrow Shares                           30,731           --
(d)*  Price Communications Liquidation Trust                          11,700           --
(d)*  Softbrands, Inc. Escrow Shares                                  14,700           --
                                                                             ------------
Total Other                                                                            --
                                                                             ------------
Telecommunication Services -- (2.3%)
#*    8x8, Inc.                                                       64,500      739,170
      Alaska Communications Systems Group, Inc.                        1,200        2,952
#     Alteva                                                           9,033       69,102
      AT&T, Inc.                                                   3,049,991  110,409,674
      Atlantic Tele-Network, Inc.                                     22,907    1,269,506
#*    Boingo Wireless, Inc.                                           16,070      108,955
*     Cbeyond, Inc.                                                   45,512      293,097
      CenturyLink, Inc.                                              303,450   10,274,817
*     Cincinnati Bell, Inc.                                          195,742      559,822
#     Consolidated Communications Holdings, Inc.                      67,471    1,256,985
*     Crown Castle International Corp.                                29,691    2,257,110
#     Frontier Communications Corp.                                1,664,467    7,340,299
*     General Communication, Inc. Class A                             64,916      617,351
#*    Hawaiian Telcom Holdco, Inc.                                       367        9,755
#     HickoryTech Corp.                                               18,507      247,624
      IDT Corp. Class B                                               37,561      822,210
      Inteliquent, Inc.                                               56,276      723,147
#*    Iridium Communications, Inc.                                   104,650      631,040
*     Leap Wireless International, Inc.                               89,942    1,448,066
#*    Level 3 Communications, Inc.                                    87,406    2,670,253
#     Lumos Networks Corp.                                            27,323      601,379
#*    NII Holdings, Inc.                                             116,994      402,459
#     NTELOS Holdings Corp.                                           36,307      691,285
*     ORBCOMM, Inc.                                                   66,840      403,045
*     Premiere Global Services, Inc.                                  87,044      784,266
#     PTGi Holding, Inc.                                              10,474       36,869
*     SBA Communications Corp. Class A                                23,603    2,064,554
#     Shenandoah Telecommunications Co.                               36,846    1,021,740
#*    Sprint Corp.                                                   674,445    4,539,015
#*    Straight Path Communications, Inc. Class B                      17,280       94,349
      T-Mobile US, Inc.                                              148,152    4,108,255
      Telephone & Data Systems, Inc.                                 169,460    5,283,763
*     tw telecom, Inc.                                               117,288    3,696,918
      United States Cellular Corp.                                    47,624    2,305,002
#     USA Mobility, Inc.                                              33,971      506,847
      Verizon Communications, Inc.                                 1,449,236   73,200,910
*     Vonage Holdings Corp.                                          316,379    1,180,094

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Telecommunication Services -- (Continued)
#   Windstream Holdings, Inc.                                    1,037,225 $  8,868,274
                                                                           ------------
Total Telecommunication Services                                            251,539,959
                                                                           ------------
Utilities -- (1.9%)
    AES Corp.                                                      469,870    6,620,468
    AGL Resources, Inc.                                             51,100    2,445,646
    ALLETE, Inc.                                                    45,224    2,285,169
    Alliant Energy Corp.                                            36,568    1,909,581
    Ameren Corp.                                                    50,996    1,845,035
    American Electric Power Co., Inc.                               58,603    2,744,964
    American States Water Co.                                       43,170    1,229,482
    American Water Works Co., Inc.                                  33,369    1,430,529
#   Aqua America, Inc.                                             105,311    2,651,731
#   Artesian Resources Corp. Class A                                 5,997      137,331
    Atmos Energy Corp.                                              59,486    2,633,445
#   Avista Corp.                                                    69,082    1,919,789
    Black Hills Corp.                                               52,278    2,651,540
#*  Cadiz, Inc.                                                      5,844       30,097
    California Water Service Group                                  56,064    1,222,195
*   Calpine Corp.                                                  370,649    7,475,990
    CenterPoint Energy, Inc.                                        88,887    2,186,620
#   Chesapeake Utilities Corp.                                      12,087      657,654
    Cleco Corp.                                                     39,747    1,841,876
    CMS Energy Corp.                                                72,197    1,982,530
    Connecticut Water Service, Inc.                                 10,659      341,621
#   Consolidated Edison, Inc.                                       35,814    2,085,091
#   Consolidated Water Co., Ltd.                                    18,109      272,359
#   Delta Natural Gas Co., Inc.                                      5,328      118,921
    Dominion Resources, Inc.                                        88,695    5,654,306
    DTE Energy Co.                                                  38,561    2,666,108
    Duke Energy Corp.                                               97,922    7,023,945
*   Dynegy, Inc.                                                    23,958      465,504
    Edison International                                            50,348    2,468,562
    El Paso Electric Co.                                            45,984    1,617,257
    Empire District Electric Co. (The)                              49,326    1,109,342
    Entergy Corp.                                                   37,773    2,444,669
    Exelon Corp.                                                   115,961    3,309,527
    FirstEnergy Corp.                                               51,922    1,966,286
    Gas Natural, Inc.                                                5,156       51,405
#*  Genie Energy, Ltd. Class B                                      32,165      332,264
    Great Plains Energy, Inc.                                       97,790    2,292,198
#   Hawaiian Electric Industries, Inc.                              52,901    1,405,580
#   IDACORP, Inc.                                                   56,891    2,935,576
    Integrys Energy Group, Inc.                                     52,641    3,088,974
#   ITC Holdings Corp.                                              35,157    3,536,443
    Laclede Group, Inc. (The)                                       37,509    1,765,549
    MDU Resources Group, Inc.                                       97,688    2,909,149
    MGE Energy, Inc.                                                25,415    1,431,119
    Middlesex Water Co.                                             19,087      395,673
    National Fuel Gas Co.                                           17,489    1,251,338
    New Jersey Resources Corp.                                      46,772    2,152,915
    NextEra Energy, Inc.                                            64,931    5,502,902

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                    SHARES      VALUE+
                                                                    ------- --------------
Utilities -- (Continued)
       NiSource, Inc.                                                62,838 $    1,980,654
       Northeast Utilities                                           86,388      3,705,181
#      Northwest Natural Gas Co.                                     28,392      1,233,065
       NorthWestern Corp.                                            44,253      2,028,558
       NRG Energy, Inc.                                             366,437     10,454,448
       NV Energy, Inc.                                              131,215      3,115,044
       OGE Energy Corp.                                              67,992      2,508,905
       ONEOK, Inc.                                                  120,513      6,808,984
#      Ormat Technologies, Inc.                                      65,592      1,709,983
#      Otter Tail Corp.                                              40,604      1,211,217
       Pepco Holdings, Inc.                                         118,685      2,288,247
       PG&E Corp.                                                    57,765      2,417,465
       Piedmont Natural Gas Co., Inc.                                54,488      1,860,220
       Pinnacle West Capital Corp.                                   23,500      1,316,705
       PNM Resources, Inc.                                           88,962      2,127,971
#      Portland General Electric Co.                                 64,432      1,849,198
       PPL Corp.                                                     90,828      2,782,062
       Public Service Enterprise Group, Inc.                        207,024      6,935,304
       Questar Corp.                                                212,969      5,038,847
       RGC Resources, Inc.                                            2,942         54,780
       SCANA Corp.                                                   25,601      1,193,775
       Sempra Energy                                                 35,520      3,237,293
#      SJW Corp.                                                     26,109        737,057
#      South Jersey Industries, Inc.                                 35,886      2,137,011
       Southern Co. (The)                                           118,259      4,837,976
       Southwest Gas Corp.                                           53,624      2,909,638
#*     Synthesis Energy Systems, Inc.                                45,358         30,027
#      TECO Energy, Inc.                                            125,629      2,157,050
       UGI Corp.                                                    191,404      7,918,383
#      UIL Holdings Corp.                                            56,770      2,186,780
       Unitil Corp.                                                  16,803        507,787
       UNS Energy Corp.                                              46,490      2,300,325
       Vectren Corp.                                                 50,387      1,759,514
#      Westar Energy, Inc.                                           83,807      2,649,139
       WGL Holdings, Inc.                                            58,787      2,646,003
#      Wisconsin Energy Corp.                                        46,602      1,962,410
       Xcel Energy, Inc.                                            113,995      3,289,896
#      York Water Co.                                                13,928        288,449
                                                                            --------------
Total Utilities                                                                210,671,606
                                                                            --------------
TOTAL COMMON STOCKS                                                          9,966,323,398
                                                                            --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(d)*   Enron TOPRS 8.125PCT Escrow Shares                             1,977             --
                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)
(d)#*  Caesars Entertainment Corp. Rights 11/02/13                  141,814        324,754
(d)*   Capital Bank Corp. Contingent Value Rights                     7,309             --
(d)*   CVR Energy, Inc. Contingent Value Rights                     123,987             --
(d)*   LGL Group Inc (The) Warrants 08/06/18                         13,165          1,317
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16               22,231             --

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                    SHARES        VALUE+
                                                                   ---------- ---------------
(d)*  PhotoMedex, Inc. Contingent Value Warrants 12/13/14                 888 $            --
(d)*  Tejon Ranch Co. Warrants 8/31/16                                  4,892          26,172
(d)*  U.S. Concrete, Inc. Warrants Class A 08/31/17                       813           3,252
(d)*  U.S. Concrete, Inc. Warrants Class B 08/31/17                       813           2,886
                                                                              ---------------
TOTAL RIGHTS/WARRANTS                                                                 358,381
                                                                              ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.073%           33,428,910      33,428,910
                                                                              ---------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)
                                                                   ----------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund                               91,671,614   1,060,640,572
                                                                              ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $7,891,276,455)                           $11,060,751,261
                                                                              ===============

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES   VALUE+
                                                                 ------ ----------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (13.2%)
*   1-800-Flowers.com, Inc. Class A                              33,345 $  181,063
#   Aaron's, Inc.                                                74,639  2,117,508
#   Abercrombie & Fitch Co. Class A                              10,041    376,337
    Advance Auto Parts, Inc.                                      5,300    525,654
#*  Aeropostale, Inc.                                            25,947    241,048
*   AFC Enterprises, Inc.                                         9,550    425,739
    AH Belo Corp. Class A                                        21,443    172,402
#   Ambassadors Group, Inc.                                      17,553     64,771
*   AMC Networks, Inc. Class A                                    4,922    344,983
    Amcon Distributing Co.                                          438     35,259
#*  America's Car-Mart, Inc.                                     10,824    495,090
#*  American Apparel, Inc.                                       39,246     52,590
*   American Axle & Manufacturing Holdings, Inc.                  3,339     62,139
    American Eagle Outfitters, Inc.                              65,699  1,017,677
#*  American Public Education, Inc.                               9,651    386,330
*   ANN, Inc.                                                    17,170    607,131
*   Apollo Group, Inc. Class A                                   38,160  1,018,490
    Arctic Cat, Inc.                                             12,690    664,956
    Ark Restaurants Corp.                                         3,403     72,144
*   Asbury Automotive Group, Inc.                                29,653  1,424,827
*   Ascena Retail Group, Inc.                                    74,986  1,483,973
#*  Ascent Capital Group, Inc. Class A                           13,641  1,151,573
#   Autoliv, Inc.                                                   575     51,307
*   AutoNation, Inc.                                             18,588    896,499
*   Ballantyne Strong, Inc.                                      13,009     64,915
#*  Bally Technologies, Inc.                                     16,084  1,176,384
#*  Barnes & Noble, Inc.                                         68,629    969,728
    Bassett Furniture Industries, Inc.                           10,687    149,618
#   Beasley Broadcasting Group, Inc. Class A                      6,377     55,289
*   Beazer Homes USA, Inc.                                       16,707    303,566
#   bebe stores, Inc.                                            87,536    527,842
*   Bed Bath & Beyond, Inc.                                       4,900    378,868
    Belo Corp. Class A                                           95,888  1,316,542
    Best Buy Co., Inc.                                           25,712  1,100,474
    Big 5 Sporting Goods Corp.                                   26,198    495,404
*   Big Lots, Inc.                                               16,633    604,776
*   Biglari Holdings, Inc.                                        2,128    927,851
#*  BJ's Restaurants, Inc.                                       23,434    634,124
#*  Blue Nile, Inc.                                               1,857     76,267
#   Blyth, Inc.                                                  16,340    225,655
    Bob Evans Farms, Inc.                                        29,333  1,674,621
#*  Body Central Corp.                                            7,403     41,457
#   Bon-Ton Stores, Inc. (The)                                   16,943    193,997
#*  Books-A-Million, Inc.                                        13,630     34,211
    BorgWarner, Inc.                                              7,443    767,597
    Bowl America, Inc. Class A                                    2,839     40,811
*   Boyd Gaming Corp.                                            88,809    937,823
*   Bravo Brio Restaurant Group, Inc.                             8,708    130,010
#*  Bridgepoint Education, Inc.                                  33,030    647,388
    Brinker International, Inc.                                  13,098    581,813
#*  Brookfield Residential Properties, Inc.                       3,692     81,519

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Brown Shoe Co., Inc.                                          47,280 $ 1,060,963
    Brunswick Corp.                                               58,855   2,656,126
#   Buckle, Inc. (The)                                             9,525     466,153
#*  Buffalo Wild Wings, Inc.                                       5,457     778,059
*   Build-A-Bear Workshop, Inc.                                   18,741     147,304
#*  Cabela's, Inc.                                                76,421   4,533,294
#   Cablevision Systems Corp. Class A                             14,584     226,781
#*  Cache, Inc.                                                   17,203     103,734
#*  Caesars Entertainment Corp.                                   27,226     474,277
    Callaway Golf Co.                                             78,413     661,022
*   Cambium Learning Group, Inc.                                  42,184      61,589
#   Canterbury Park Holding Corp.                                  4,963      56,132
#*  Capella Education Co.                                         13,153     801,281
#*  Career Education Corp.                                        81,077     444,302
#*  CarMax, Inc.                                                  26,062   1,224,653
*   Carmike Cinemas, Inc.                                         20,117     460,478
    Carnival Corp.                                                68,794   2,383,712
    Carriage Services, Inc.                                       20,067     403,146
#*  Carrols Restaurant Group, Inc.                                21,299     123,534
    Carter's, Inc.                                                28,571   1,975,685
    Cato Corp. (The) Class A                                      22,224     666,053
#*  Cavco Industries, Inc.                                         7,912     463,406
    CBS Corp. Class A                                              5,310     313,874
    CBS Corp. Class B                                             99,468   5,882,537
    CEC Entertainment, Inc.                                       12,272     568,807
#*  Central European Media Enterprises, Ltd. Class A              18,425      56,565
*   Charles & Colvard, Ltd.                                       18,860     100,147
*   Charter Communications, Inc. Class A                             317      42,554
#   Cheesecake Factory, Inc. (The)                                34,243   1,617,982
    Cherokee, Inc.                                                 3,009      41,283
    Chico's FAS, Inc.                                             16,994     291,447
*   Children's Place Retail Stores, Inc. (The)                    22,989   1,254,969
*   Chipotle Mexican Grill, Inc.                                   3,000   1,580,910
#   Choice Hotels International, Inc.                              6,967     324,593
*   Christopher & Banks Corp.                                     33,498     193,283
    Churchill Downs, Inc.                                         16,689   1,433,752
    Cinemark Holdings, Inc.                                       48,992   1,607,428
*   Citi Trends, Inc.                                             16,558     243,071
#*  Clear Channel Outdoor Holdings, Inc. Class A                  32,196     273,666
*   Coast Distribution System (The)                                1,632       5,622
*   Cobra Electronics Corp.                                        7,586      22,075
#*  Coldwater Creek, Inc.                                         13,828      13,828
#   Collectors Universe                                            4,583      76,307
#   Columbia Sportswear Co.                                       27,610   1,846,281
    Comcast Corp. Class A                                        336,814  16,025,610
    Comcast Corp. Special Class A                                 83,059   3,845,632
#*  Conn's, Inc.                                                  35,937   2,172,032
#   Cooper Tire & Rubber Co.                                      53,922   1,402,511
    Core-Mark Holding Co., Inc.                                   12,663     895,654
#*  Corinthian Colleges, Inc.                                     96,264     206,005
    Cracker Barrel Old Country Store, Inc.                         6,835     750,961
*   Crocs, Inc.                                                   40,215     489,819

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Crown Media Holdings, Inc. Class A                            18,563 $   61,629
    CSS Industries, Inc.                                           4,800    124,272
#   CST Brands, Inc.                                              13,513    435,659
    CTC Media, Inc.                                              102,480  1,295,347
    Culp, Inc.                                                    11,988    231,968
#*  Cumulus Media, Inc. Class A                                   14,274     85,359
    Dana Holding Corp.                                            67,200  1,317,120
    Darden Restaurants, Inc.                                       5,017    258,526
#*  Deckers Outdoor Corp.                                          9,326    641,909
#*  dELiA*s, Inc.                                                 18,616     25,690
*   Delta Apparel, Inc.                                           11,681    220,771
    Destination Maternity Corp.                                   13,230    413,305
*   Destination XL Group, Inc.                                    61,304    426,063
#   DeVry, Inc.                                                   56,908  2,042,997
*   DGSE Cos., Inc.                                                3,503      8,757
    Dick's Sporting Goods, Inc.                                    8,194    436,003
#*  Digital Generation, Inc.                                      29,997    379,462
    Dillard's, Inc. Class A                                       46,706  3,828,958
    DineEquity, Inc.                                              19,226  1,577,878
*   DIRECTV                                                       22,304  1,393,777
*   Discovery Communications, Inc. Class A                         5,091    452,692
*   Discovery Communications, Inc. Class B                         1,000     88,350
*   Discovery Communications, Inc. Class C                         4,083    337,705
#*  Dixie Group, Inc. (The)                                        7,426     93,568
*   Dollar General Corp.                                             500     28,890
*   Dollar Tree, Inc.                                             13,600    794,240
    Domino's Pizza, Inc.                                          14,558    976,259
    Dorman Products, Inc.                                         32,268  1,568,547
#   Dover Downs Gaming & Entertainment, Inc.                      15,417     23,280
#   DR Horton, Inc.                                              155,647  2,949,511
#*  DreamWorks Animation SKG, Inc. Class A                        73,137  2,504,211
    Drew Industries, Inc.                                         19,924  1,001,380
    DSW, Inc. Class A                                             11,488  1,007,153
    EDCI Holdings, Inc.                                            2,070      1,356
#*  Education Management Corp.                                    47,218    722,435
    Educational Development Corp.                                  3,287      9,401
    Einstein Noah Restaurant Group, Inc.                          13,719    244,747
#*  Emerson Radio Corp.                                           22,180     42,364
*   Emmis Communications Corp. Class A                             5,300     13,197
#*  Empire Resorts, Inc.                                           3,079     18,905
#*  Entercom Communications Corp. Class A                         34,348    301,232
    Entravision Communications Corp. Class A                      40,982    276,219
#   Escalade, Inc.                                                11,212     98,890
#   Ethan Allen Interiors, Inc.                                   27,900    743,256
#*  Ever-Glory International Group, Inc.                           2,000      8,600
*   EW Scripps Co. Class A                                        51,043  1,011,672
    Expedia, Inc.                                                 14,450    850,816
*   Express, Inc.                                                  8,782    203,830
#*  FAB Universal Corp.                                            6,407     40,172
    Family Dollar Stores, Inc.                                     8,607    592,850
*   Famous Dave's Of America, Inc.                                 6,706    121,043
#*  Federal-Mogul Corp.                                           72,049  1,476,284

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Fiesta Restaurant Group, Inc.                                 12,924 $  547,848
*   Fifth & Pacific Cos., Inc.                                     8,867    234,887
    Finish Line, Inc. (The) Class A                               47,985  1,201,544
*   Flanigan's Enterprises, Inc.                                     300      3,324
    Flexsteel Industries, Inc.                                     5,993    164,568
    Foot Locker, Inc.                                            105,891  3,674,418
    Ford Motor Co.                                               103,911  1,777,917
*   Fossil Group, Inc.                                            12,801  1,624,959
#   Fred's, Inc. Class A                                          41,518    672,592
    Frisch's Restaurants, Inc.                                     5,689    136,934
*   Fuel Systems Solutions, Inc.                                  22,489    403,902
#*  Full House Resorts, Inc.                                      15,960     43,890
*   G-III Apparel Group, Ltd.                                     19,582  1,110,691
*   Gaiam, Inc. Class A                                           17,607    110,396
#   GameStop Corp. Class A                                       124,160  6,806,451
#   Gaming Partners International Corp.                            9,358     77,671
    Gannett Co., Inc.                                            166,926  4,618,842
    Gap, Inc. (The)                                               23,608    873,260
#   Garmin, Ltd.                                                  10,038    469,276
*   Geeknet, Inc.                                                  1,266     24,282
*   General Motors Co.                                           105,392  3,894,234
#*  Genesco, Inc.                                                 23,119  1,574,635
    Gentex Corp.                                                  14,364    422,876
*   Gentherm, Inc.                                                32,496    758,782
#   Genuine Parts Co.                                             10,032    790,823
    GNC Holdings, Inc. Class A                                     1,500     88,230
    Goodyear Tire & Rubber Co. (The)                              21,200    444,776
    Gordmans Stores, Inc.                                          4,385     43,411
*   Grand Canyon Education, Inc.                                   5,668    267,926
#*  Gray Television, Inc.                                         59,666    504,178
*   Gray Television, Inc. Class A                                  2,300     17,756
    Group 1 Automotive, Inc.                                      26,934  1,723,776
#   Guess?, Inc.                                                  16,371    511,594
    H&R Block, Inc.                                               12,252    348,447
*   Hallwood Group, Inc. (The)                                       880      8,408
    Hanesbrands, Inc.                                              7,900    538,148
    Harley-Davidson, Inc.                                         25,800  1,652,232
#   Harman International Industries, Inc.                         12,590  1,020,042
*   Harris Interactive, Inc.                                       4,286      8,143
    Harte-Hanks, Inc.                                             64,054    510,510
#   Hasbro, Inc.                                                   9,200    475,180
#   Hastings Entertainment, Inc.                                   1,695      3,492
    Haverty Furniture Cos., Inc.                                  24,284    675,338
    Haverty Furniture Cos., Inc. Class A                           1,796     50,288
*   Helen of Troy, Ltd.                                           36,024  1,683,041
#*  hhgregg, Inc.                                                 34,055    528,193
#*  Hibbett Sports, Inc.                                           6,651    387,953
    Hillenbrand, Inc.                                             32,488    916,811
#*  Hollywood Media Corp.                                         11,210     20,963
    Home Depot, Inc. (The)                                        52,493  4,088,680
#*  HomeAway, Inc.                                                 6,300    186,795
#   Hooker Furniture Corp.                                        10,935    172,773

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
    HSN, Inc.                                                      9,953 $  521,537
*   Hyatt Hotels Corp. Class A                                     6,444    306,734
#*  Iconix Brand Group, Inc.                                      78,132  2,819,784
    International Game Technology                                  1,600     30,080
    International Speedway Corp. Class A                          29,840    976,066
    Interpublic Group of Cos., Inc. (The)                         44,149    741,703
    Interval Leisure Group, Inc.                                  27,192    659,950
#*  iRobot Corp.                                                  11,711    396,652
*   Isle of Capri Casinos, Inc.                                   36,851    298,862
#*  ITT Educational Services, Inc.                                 2,258     90,591
*   Jack in the Box, Inc.                                         28,568  1,162,146
*   Jaclyn, Inc.                                                     400      2,170
#   JAKKS Pacific, Inc.                                            5,955     38,350
*   Jarden Corp.                                                 117,655  6,513,381
#*  JC Penney Co., Inc.                                           93,481    701,107
#   John Wiley & Sons, Inc. Class A                                8,584    431,689
    John Wiley & Sons, Inc. Class B                                2,087    104,987
    Johnson Controls, Inc.                                        40,164  1,853,569
    Johnson Outdoors, Inc. Class A                                14,083    386,297
    Jones Group, Inc. (The)                                       92,800  1,442,112
#*  Jos A Bank Clothiers, Inc.                                    24,192  1,160,732
*   Journal Communications, Inc. Class A                          51,347    428,747
*   K12, Inc.                                                     17,693    323,428
#   KB Home                                                       74,081  1,257,155
*   Kid Brands, Inc.                                              33,024     46,068
*   Kirkland's, Inc.                                              18,225    323,494
#   Kohl's Corp.                                                  23,364  1,327,075
*   Kona Grill, Inc.                                               7,282     99,982
#   Koss Corp.                                                     4,404     22,020
*   Krispy Kreme Doughnuts, Inc.                                  59,310  1,438,861
    L Brands, Inc.                                                 6,200    388,182
    La-Z-Boy, Inc.                                                53,633  1,237,850
#*  Lakeland Industries, Inc.                                      5,597     30,392
*   Lamar Advertising Co. Class A                                 10,244    468,253
    Las Vegas Sands Corp.                                         19,359  1,359,389
#*  LeapFrog Enterprises, Inc.                                    47,530    406,857
    Lear Corp.                                                     6,993    541,188
#*  Learning Tree International, Inc.                             10,875     31,211
#   Leggett & Platt, Inc.                                         32,695    972,349
#   Lennar Corp. Class A                                          48,243  1,715,039
    Lennar Corp. Class B                                          17,015    501,432
*   Libbey, Inc.                                                   8,069    172,273
*   Liberty Global P.L.C. Class A                                  4,816    377,430
*   Liberty Global P.L.C. Class B                                    104      8,168
*   Liberty Global P.L.C. Series C                                11,174    836,486
*   Liberty Interactive Corp. Class A                            268,740  7,245,230
*   Liberty Interactive Corp. Class B                              4,371    117,930
*   Liberty Media Corp. Class A                                   35,948  5,496,809
*   Liberty Media Corp. Class B                                      936    141,121
*   Liberty Ventures Series A                                     17,308  1,858,360
*   Liberty Ventures Series B                                        218     23,520
#*  Life Time Fitness, Inc.                                       43,936  1,995,573

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
    Lifetime Brands, Inc.                                         13,209 $  206,853
*   LIN Media LLC Class A                                         27,561    677,174
#   Lincoln Educational Services Corp.                            21,067    100,700
    Lithia Motors, Inc. Class A                                   23,275  1,462,834
*   Live Nation Entertainment, Inc.                              208,833  4,059,714
#*  LKQ Corp.                                                     62,498  2,064,309
    Loral Space & Communications, Inc.                            11,149    795,704
    Lowe's Cos., Inc.                                             66,542  3,312,461
*   Luby's, Inc.                                                  28,310    216,855
#*  Lumber Liquidators Holdings, Inc.                              3,805    434,493
#*  M/I Homes, Inc.                                               22,045    451,261
#   Mac-Gray Corp.                                                14,033    295,816
    Macy's, Inc.                                                  51,241  2,362,722
*   Madison Square Garden Co. (The) Class A                       43,717  2,645,753
    Marcus Corp.                                                  21,011    301,718
    Marine Products Corp.                                         30,157    282,571
*   MarineMax, Inc.                                               25,574    376,705
*   Marriott Vacations Worldwide Corp.                             8,169    409,104
*   Martha Stewart Living Omnimedia Class A                       40,187    102,879
    Mattel, Inc.                                                  19,217    852,658
#   Matthews International Corp. Class A                          24,250    984,550
#*  McClatchy Co. (The) Class A                                   64,577    182,107
    McDonald's Corp.                                               6,200    598,424
#   MDC Holdings, Inc.                                            47,401  1,383,635
#*  Media General, Inc. Class A                                   21,300    310,554
    Men's Wearhouse, Inc. (The)                                   55,918  2,365,331
#   Meredith Corp.                                                34,849  1,787,754
*   Meritage Homes Corp.                                          33,071  1,501,093
*   MGM Resorts International                                    270,134  5,143,351
*   Modine Manufacturing Co.                                      51,240    682,517
*   Mohawk Industries, Inc.                                       41,423  5,485,234
*   Monarch Casino & Resort, Inc.                                 17,648    298,428
#   Monro Muffler Brake, Inc.                                     20,712    952,752
#   Morningstar, Inc.                                              3,175    254,921
*   Motorcar Parts of America, Inc.                               15,959    218,319
    Movado Group, Inc.                                            20,105    937,496
#*  MTR Gaming Group, Inc.                                        24,911    129,537
*   Multimedia Games Holding Co., Inc.                            19,081    620,323
*   Murphy USA, Inc.                                              26,834  1,088,924
    NACCO Industries, Inc. Class A                                 7,518    428,300
*   Nathan's Famous, Inc.                                          5,206    267,172
    National American University Holdings, Inc.                      579      2,084
    National CineMedia, Inc.                                      15,788    276,606
#*  Nautilus, Inc.                                                29,587    235,513
*   Netflix, Inc.                                                  2,866    924,228
#*  Nevada Gold & Casinos, Inc.                                    1,000      1,050
*   New York & Co., Inc.                                          62,415    319,565
#   New York Times Co. (The) Class A                             122,664  1,696,443
    Newell Rubbermaid, Inc.                                       18,588    550,762
*   News Corp. Class A                                            29,675    522,280
*   News Corp. Class B                                             7,250    129,992
#   Nexstar Broadcasting Group, Inc. Class A                       1,441     63,966

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CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
    NIKE, Inc. Class B                                             2,400 $  181,824
*   Nobility Homes, Inc.                                           2,463     22,783
#   Nordstrom, Inc.                                                  700     42,329
#   Nutrisystem, Inc.                                             15,281    287,283
*   NVR, Inc.                                                      1,000    917,320
*   O'Reilly Automotive, Inc.                                     18,013  2,230,190
*   Office Depot, Inc.                                           294,662  1,647,161
    OfficeMax, Inc.                                               95,238  1,426,665
    Omnicom Group, Inc.                                            6,244    425,279
*   Orbitz Worldwide, Inc.                                        64,472    595,721
*   Orient-Express Hotels, Ltd. Class A                          113,496  1,510,632
#*  Outerwall, Inc.                                               13,260    861,635
*   Overstock.com, Inc.                                            8,272    193,813
#   Oxford Industries, Inc.                                       14,497  1,040,450
#*  P&F Industries, Inc. Class A                                   2,014     15,548
#*  Pacific Sunwear of California, Inc.                           60,704    163,294
#*  Panera Bread Co. Class A                                       5,200    821,184
    Papa John's International, Inc.                                6,524    493,671
*   Penn National Gaming, Inc.                                    34,583  2,023,451
    Penske Automotive Group, Inc.                                 78,768  3,120,788
*   Pep Boys-Manny Moe & Jack (The)                               59,363    768,157
*   Perfumania Holdings, Inc.                                      3,665     17,042
    Perry Ellis International, Inc.                               17,492    332,523
#   PetMed Express, Inc.                                          19,102    283,474
#   PetSmart, Inc.                                                13,036    948,499
    Pier 1 Imports, Inc.                                          68,065  1,421,197
#*  Pinnacle Entertainment, Inc.                                  52,422  1,226,675
*   Point.360                                                      2,600      2,012
#   Polaris Industries, Inc.                                       9,939  1,301,512
    Pool Corp.                                                    11,192    608,621
*   priceline.com, Inc.                                            1,900  2,002,277
    PulteGroup, Inc.                                             226,172  3,991,936
    PVH Corp.                                                     16,764  2,088,291
*   QEP Co., Inc.                                                  1,500     29,625
#*  Quiksilver, Inc.                                             178,954  1,488,897
#*  Radio One, Inc. Class D                                       39,577    118,731
#*  RadioShack Corp.                                              89,952    252,765
    Ralph Lauren Corp.                                             2,157    357,285
#*  Reading International, Inc. Class A                           11,759     77,845
*   Red Lion Hotels Corp.                                         20,441    123,055
*   Red Robin Gourmet Burgers, Inc.                               16,700  1,272,206
#   Regal Entertainment Group Class A                             16,249    308,893
    Regis Corp.                                                   66,496    964,192
#   Rent-A-Center, Inc.                                           63,940  2,189,306
#*  Rentrak Corp.                                                  4,777    179,090
    RG Barry Corp.                                                18,234    347,905
#*  Rick's Cabaret International, Inc.                            11,061    124,879
    Rocky Brands, Inc.                                             7,186    108,940
    Ross Stores, Inc.                                             11,816    913,968
    Royal Caribbean Cruises, Ltd.                                124,720  5,243,229
*   Ruby Tuesday, Inc.                                            69,513    412,212
    Ruth's Hospitality Group, Inc.                                34,543    421,079

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CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#   Ryland Group, Inc. (The)                                      42,610 $1,712,922
#*  Saks, Inc.                                                   165,543  2,647,033
    Salem Communications Corp. Class A                            18,285    151,034
*   Sally Beauty Holdings, Inc.                                   17,750    467,180
#   Scholastic Corp.                                              26,776    768,203
*   Scientific Games Corp. Class A                                87,041  1,591,109
    Scripps Networks Interactive, Inc. Class A                     5,300    426,650
#*  Sears Holdings Corp.                                          36,464  2,117,829
#*  Select Comfort Corp.                                          14,500    265,640
    Service Corp. International/US                               200,775  3,615,958
*   SHFL Entertainment, Inc.                                      45,954  1,065,214
    Shiloh Industries, Inc.                                       19,732    323,999
    Shoe Carnival, Inc.                                           23,096    600,265
*   Shutterfly, Inc.                                              29,705  1,459,704
    Signet Jewelers, Ltd.                                         14,985  1,118,780
#   Sinclair Broadcast Group, Inc. Class A                        30,200    968,212
    Sirius XM Radio, Inc.                                        127,228    479,650
    Six Flags Entertainment Corp.                                 23,098    868,716
*   Skechers U.S.A., Inc. Class A                                 43,294  1,261,587
*   Skyline Corp.                                                  8,700     38,019
    Sonic Automotive, Inc. Class A                                43,000    958,040
*   Sonic Corp.                                                   20,443    394,550
#   Sotheby's                                                     14,866    771,545
*   Spanish Broadcasting System, Inc. Class A                      1,489      5,896
    Spartan Motors, Inc.                                          36,992    251,176
    Speedway Motorsports, Inc.                                    47,584    868,884
*   Sport Chalet, Inc. Class A                                     5,873      6,754
#   Stage Stores, Inc.                                            35,337    729,709
#   Standard Motor Products, Inc.                                 25,888    936,110
#*  Standard Pacific Corp.                                       118,490    939,626
*   Stanley Furniture Co., Inc.                                   13,731     53,414
#   Staples, Inc.                                                 71,189  1,147,567
    Starwood Hotels & Resorts Worldwide, Inc.                     12,073    888,814
*   Starz - Liberty Capital Class A                               35,948  1,083,832
*   Starz - Liberty Capital Class B                                  936     28,286
    Stein Mart, Inc.                                              46,595    688,208
*   Steiner Leisure, Ltd.                                         10,120    566,922
*   Steven Madden, Ltd.                                           27,422  1,005,821
    Stewart Enterprises, Inc. Class A                             77,343  1,021,701
*   Stoneridge, Inc.                                              34,684    442,568
    Strattec Security Corp.                                        4,591    186,027
#   Strayer Education, Inc.                                        2,934    115,981
#   Sturm Ruger & Co., Inc.                                       16,895  1,105,102
    Superior Industries International, Inc.                       29,581    554,644
    Superior Uniform Group, Inc.                                   9,577    144,613
    Systemax, Inc.                                                34,554    328,263
#*  Tandy Leather Factory, Inc.                                    6,870     57,021
    Target Corp.                                                  20,714  1,342,060
#*  Tempur-Pedic International, Inc.                               7,978    305,956
*   Tenneco, Inc.                                                 11,900    631,533
#*  Tesla Motors, Inc.                                               402     64,296
    Texas Roadhouse, Inc.                                         51,500  1,412,130

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
                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#   Thor Industries, Inc.                                         22,804 $1,322,860
    Tiffany & Co.                                                  8,300    657,111
    Time Warner Cable, Inc.                                       29,552  3,550,673
    Time Warner, Inc.                                             97,900  6,729,646
    TJX Cos., Inc.                                                22,000  1,337,380
*   Toll Brothers, Inc.                                          151,825  4,992,006
*   Tower International, Inc.                                      1,597     33,888
    Town Sports International Holdings, Inc.                      11,460    148,063
    Tractor Supply Co.                                            40,000  2,854,000
    Trans World Entertainment Corp.                                1,500      6,495
#*  Trinity Place Holdings, Inc.                                   9,588     48,419
#*  TripAdvisor, Inc.                                             14,450  1,195,159
*   TRW Automotive Holdings Corp.                                 14,500  1,089,095
*   Tuesday Morning Corp.                                         44,074    623,647
#   Tupperware Brands Corp.                                        5,800    519,970
    Twenty-First Century Fox, Inc. Class A                       118,700  4,045,296
    Twenty-First Century Fox, Inc. Class B                        29,000    986,000
*   Ulta Salon Cosmetics & Fragrance, Inc.                        13,373  1,723,111
#*  Under Armour, Inc. Class A                                     5,666    459,796
*   Unifi, Inc.                                                   20,364    496,678
*   Universal Electronics, Inc.                                   17,011    661,898
    Universal Technical Institute, Inc.                           22,150    294,373
#*  UQM Technologies, Inc.                                        24,036     37,256
*   Urban Outfitters, Inc.                                         5,900    223,492
#*  US Auto Parts Network, Inc.                                   26,854     47,800
    Vail Resorts, Inc.                                            34,827  2,453,562
#   Valassis Communications, Inc.                                 40,476  1,107,423
    Value Line, Inc.                                               3,839     35,818
#*  Valuevision Media, Inc. Class A                               41,545    221,850
    VF Corp.                                                       3,263    701,545
#   Viacom, Inc. Class A                                           1,129     94,328
    Viacom, Inc. Class B                                          15,300  1,274,337
*   Visteon Corp.                                                  6,055    466,780
#*  Vitacost.com, Inc.                                             2,367     18,723
#*  Vitamin Shoppe, Inc.                                           4,371    205,044
*   VOXX International Corp.                                      21,635    335,559
#   Walking Co. Holdings, Inc. (The)                                 272      2,448
    Walt Disney Co. (The)                                        118,253  8,110,973
#   Washington Post Co. (The) Class B                              6,442  4,144,267
    Weight Watchers International, Inc.                            6,975    223,967
*   Wells-Gardner Electronics Corp.                                5,523      9,279
#   Wendy's Co. (The)                                            432,368  3,757,278
*   West Marine, Inc.                                             26,719    326,239
#*  Wet Seal, Inc. (The) Class A                                  97,453    322,569
    Weyco Group, Inc.                                              9,446    271,384
    Whirlpool Corp.                                               18,667  2,725,569
    Williams-Sonoma, Inc.                                         10,506    550,935
#   Winmark Corp.                                                  2,285    167,285
*   Winnebago Industries, Inc.                                    27,360    811,498
#   Wolverine World Wide, Inc.                                     8,330    480,974
#   World Wrestling Entertainment, Inc. Class A                   12,783    165,540
    Wyndham Worldwide Corp.                                       32,378  2,149,899

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
                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
    Wynn Resorts, Ltd.                                             2,100 $    349,125
#*  Zagg, Inc.                                                    13,860       65,696
*   Zale Corp.                                                    41,647      650,943
#*  Zumiez, Inc.                                                  20,966      621,432
                                                                         ------------
Total Consumer Discretionary                                              433,887,859
                                                                         ------------
Consumer Staples -- (4.4%)
    Alico, Inc.                                                    7,844      313,446
*   Alliance One International, Inc.                              93,600      277,992
    Altria Group, Inc.                                            31,900    1,187,637
    Andersons, Inc. (The)                                         20,832    1,545,318
    Archer-Daniels-Midland Co.                                   107,064    4,378,918
    Arden Group, Inc. Class A                                      1,488      193,440
#   B&G Foods, Inc.                                               41,320    1,398,682
    Beam, Inc.                                                    76,533    5,150,671
#*  Boston Beer Co., Inc. (The) Class A                              567      130,178
#*  Boulder Brands, Inc.                                          66,282    1,086,362
    Bridgford Foods Corp.                                          3,414       34,447
    Brown-Forman Corp. Class A                                     3,808      274,481
#   Brown-Forman Corp. Class B                                     3,078      224,632
    Bunge, Ltd.                                                   80,340    6,598,324
    Cal-Maine Foods, Inc.                                         20,124    1,020,891
#   Calavo Growers, Inc.                                           9,343      277,394
#   Casey's General Stores, Inc.                                  21,586    1,573,188
#   CCA Industries, Inc.                                           4,700       14,523
#*  Central Garden and Pet Co.                                    20,939      158,927
*   Central Garden and Pet Co. Class A                            39,325      289,432
*   Chiquita Brands International, Inc.                           66,569      688,989
    Church & Dwight Co., Inc.                                     10,015      652,477
    Coca-Cola Bottling Co. Consolidated                            7,453      471,924
    Coca-Cola Enterprises, Inc.                                   26,960    1,125,041
#   Coffee Holding Co., Inc.                                       1,900       10,146
    ConAgra Foods, Inc.                                           21,650      688,686
*   Constellation Brands, Inc. Class A                            47,901    3,127,935
*   Constellation Brands, Inc. Class B                             2,058      131,928
    Costco Wholesale Corp.                                        12,989    1,532,702
*   Craft Brew Alliance, Inc.                                     19,964      323,816
#*  Crimson Wine Group, Ltd.                                      10,667       93,336
    CVS Caremark Corp.                                           113,204    7,048,081
*   Darling International, Inc.                                  106,715    2,483,258
*   Dean Foods Co.                                                78,357    1,527,961
#*  Diamond Foods, Inc.                                           13,157      321,162
*   Dole Food Co., Inc.                                           99,093    1,342,710
    Dr Pepper Snapple Group, Inc.                                 11,225      531,504
#*  Elizabeth Arden, Inc.                                         22,890      828,389
    Energizer Holdings, Inc.                                       6,412      629,081
*   Farmer Bros Co.                                               17,123      309,241
    Flowers Foods, Inc.                                           36,564      926,532
    Fresh Del Monte Produce, Inc.                                 66,154    1,759,035
#*  Fresh Market, Inc. (The)                                       1,900       96,729
    General Mills, Inc.                                           16,200      816,804
    Golden Enterprises, Inc.                                       5,537       23,200

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
                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Staples -- (Continued)
#*  Green Mountain Coffee Roasters, Inc.                           9,300 $  584,133
#   Griffin Land & Nurseries, Inc.                                 4,473    147,609
#*  Hain Celestial Group, Inc. (The)                              44,460  3,700,406
*   Harbinger Group, Inc.                                          8,293     90,311
    Harris Teeter Supermarkets, Inc.                              42,875  2,114,595
#   Herbalife, Ltd.                                                7,400    479,668
    Hillshire Brands Co.                                           7,100    233,093
#   Hormel Foods Corp.                                            18,128    787,843
#*  IGI Laboratories, Inc.                                         1,128      2,470
    Ingles Markets, Inc. Class A                                  14,627    377,523
    Ingredion, Inc.                                               16,501  1,085,106
    Inter Parfums, Inc.                                           31,754  1,116,471
*   Inventure Foods, Inc.                                            771      8,681
    J&J Snack Foods Corp.                                         14,421  1,234,005
    JM Smucker Co. (The)                                          27,782  3,089,636
    John B Sanfilippo & Son, Inc.                                  8,141    200,106
    Kraft Foods Group, Inc.                                       39,110  2,126,802
    Kroger Co. (The)                                              17,415    746,059
    Lancaster Colony Corp.                                         8,100    672,219
#   Lifeway Foods, Inc.                                            4,839     70,795
#   Limoneira Co.                                                     88      2,318
#*  Mannatech, Inc.                                                2,569     60,603
    McCormick & Co., Inc.(579780107)                               1,064     72,426
#   McCormick & Co., Inc.(579780206)                               8,162    564,402
#*  Medifast, Inc.                                                15,157    353,310
#   MGP Ingredients, Inc.                                         17,301     91,522
#   Molson Coors Brewing Co. Class A                                 534     29,421
    Molson Coors Brewing Co. Class B                              86,345  4,662,630
    Mondelez International, Inc. Class A                         260,500  8,763,220
*   Monster Beverage Corp.                                         2,400    137,352
    Nash Finch Co.                                                13,620    382,177
    National Beverage Corp.                                       27,000    494,370
#*  Natural Alternatives International, Inc.                       4,748     29,010
    Nu Skin Enterprises, Inc. Class A                             18,507  2,164,023
    Nutraceutical International Corp.                             11,692    281,193
    Oil-Dri Corp. of America                                       6,773    240,374
*   Omega Protein Corp.                                           21,434    200,622
#   Orchids Paper Products Co.                                     5,107    155,763
*   Pantry, Inc. (The)                                            24,989    334,603
    PepsiCo, Inc.                                                  9,195    773,208
    Philip Morris International, Inc.                             36,900  3,288,528
*   Pilgrim's Pride Corp.                                         98,915  1,401,626
*   Post Holdings, Inc.                                           38,552  1,655,808
*   Prestige Brands Holdings, Inc.                                65,760  2,053,685
#   Pricesmart, Inc.                                               8,282    942,409
    Procter & Gamble Co. (The)                                   105,525  8,521,144
    Reliv International, Inc.                                      4,579     11,585
*   Revlon, Inc. Class A                                          13,564    322,145
    Reynolds American, Inc.                                       11,374    584,282
*   Rite Aid Corp.                                                78,344    417,574
    Rocky Mountain Chocolate Factory, Inc.                         5,450     69,106
    Safeway, Inc.                                                 51,128  1,784,367

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
                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
    Sanderson Farms, Inc.                                         24,354 $  1,539,416
    Seaboard Corp.                                                   535    1,460,550
*   Seneca Foods Corp. Class A                                     9,936      291,324
*   Seneca Foods Corp. Class B                                     1,251       36,904
#   Snyders-Lance, Inc.                                           66,434    1,992,356
#   Spartan Stores, Inc.                                          25,456      598,980
    Spectrum Brands Holdings, Inc.                                52,744    3,476,884
#*  Susser Holdings Corp.                                         22,694    1,244,539
*   Tofutti Brands, Inc.                                             799        2,237
#   Tootsie Roll Industries, Inc.                                 23,881      764,192
*   TreeHouse Foods, Inc.                                         32,582    2,386,957
    Tyson Foods, Inc. Class A                                    164,162    4,542,363
#*  United Natural Foods, Inc.                                    13,114      936,995
    United-Guardian, Inc.                                          1,872       47,193
#   Universal Corp.                                               26,112    1,384,719
#*  USANA Health Sciences, Inc.                                    9,355      638,292
#   Vector Group, Ltd.                                            20,714      334,945
    Village Super Market, Inc. Class A                             7,226      264,905
    Wal-Mart Stores, Inc.                                         62,825    4,821,819
    Walgreen Co.                                                  34,175    2,024,527
    WD-40 Co.                                                      7,242      524,973
    Weis Markets, Inc.                                            25,198    1,289,382
#*  WhiteWave Foods Co. Class A                                   72,636    1,453,446
    Whole Foods Market, Inc.                                       9,338      589,508
                                                                         ------------
Total Consumer Staples                                                    145,979,293
                                                                         ------------
Energy -- (10.2%)
#*  Abraxas Petroleum Corp.                                       18,724       54,112
#   Adams Resources & Energy, Inc.                                 4,701      243,371
#   Alon USA Energy, Inc.                                         61,615      744,309
#*  Alpha Natural Resources, Inc.                                246,049    1,722,343
    Anadarko Petroleum Corp.                                      76,836    7,321,702
    Apache Corp.                                                  63,288    5,619,974
#*  Approach Resources, Inc.                                      28,368      798,559
#   Arch Coal, Inc.                                              229,682      973,852
#*  Atwood Oceanics, Inc.                                         37,029    1,967,351
    Baker Hughes, Inc.                                            68,271    3,965,862
*   Barnwell Industries, Inc.                                      7,497       26,614
#*  Basic Energy Services, Inc.                                   47,200      692,424
    Berry Petroleum Co. Class A                                   33,301    1,590,123
#*  Bill Barrett Corp.                                            51,800    1,433,306
#*  BioFuel Energy Corp.                                           1,761        6,058
*   Black Ridge Oil and Gas, Inc.                                  4,665        3,032
    Bolt Technology Corp.                                          8,848      158,291
#*  Bonanza Creek Energy, Inc.                                    27,055    1,367,360
#*  BPZ Resources, Inc.                                          129,134      259,559
    Bristow Group, Inc.                                           41,007    3,299,833
#*  C&J Energy Services, Inc.                                     52,408    1,207,480
    Cabot Oil & Gas Corp.                                         38,200    1,349,224
#*  Cal Dive International, Inc.                                 100,880      198,734
*   Callon Petroleum Co.                                          40,774      278,486
*   Cameron International Corp.                                   15,338      841,443

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
#   CARBO Ceramics, Inc.                                           4,831 $   605,518
#*  Carrizo Oil & Gas, Inc.                                       39,328   1,724,140
*   Cheniere Energy, Inc.                                          7,686     305,903
#   Chesapeake Energy Corp.                                      371,242  10,379,926
    Chevron Corp.                                                239,958  28,785,362
    Cimarex Energy Co.                                            40,562   4,273,207
*   Clayton Williams Energy, Inc.                                 10,780     839,007
#*  Clean Energy Fuels Corp.                                      52,155     594,045
*   Cloud Peak Energy, Inc.                                       63,861     996,870
*   Cobalt International Energy, Inc.                             10,413     241,686
#   Comstock Resources, Inc.                                      53,195     910,166
*   Concho Resources, Inc.                                         9,700   1,072,917
    ConocoPhillips                                               188,785  13,837,941
    CONSOL Energy, Inc.                                            8,571     312,842
    Contango Oil & Gas Co.                                        18,704     801,481
#*  Continental Resources, Inc.                                      545      62,076
    Crosstex Energy, Inc.                                         49,305   1,513,170
#*  Dawson Geophysical Co.                                         8,719     254,944
    Delek US Holdings, Inc.                                       56,413   1,441,352
*   Denbury Resources, Inc.                                      215,040   4,083,610
    Devon Energy Corp.                                            58,323   3,687,180
    DHT Holdings, Inc.                                            10,435      53,532
#   Diamond Offshore Drilling, Inc.                               10,044     622,025
*   Double Eagle Petroleum Co.                                    10,474      29,118
*   Dresser-Rand Group, Inc.                                       9,100     553,007
*   Dril-Quip, Inc.                                                7,700     904,134
*   Emerald Oil, Inc.                                             54,329     472,662
#*  Endeavour International Corp.                                 48,225     286,457
    Energen Corp.                                                  6,161     482,530
#   Energy XXI Bermuda, Ltd.                                      18,047     524,446
*   ENGlobal Corp.                                                25,261      27,787
    EOG Resources, Inc.                                           19,307   3,444,369
*   EPL Oil & Gas, Inc.                                           41,163   1,312,276
*   Era Group, Inc.                                               22,691     717,036
*   Evolution Petroleum Corp.                                     11,083     133,661
#*  Exterran Holdings, Inc.                                       74,370   2,123,264
    Exxon Mobil Corp.                                            250,318  22,433,499
*   FieldPoint Petroleum Corp.                                     3,945      18,936
*   FMC Technologies, Inc.                                         3,200     161,760
#*  FX Energy, Inc.                                               11,434      39,790
*   Gastar Exploration, Ltd.                                       8,047      34,763
#*  Geospace Technologies Corp.                                    6,253     609,167
#*  Gevo, Inc.                                                     8,936      15,191
#*  Global Geophysical Services, Inc.                             41,603      99,431
#   Green Plains Renewable Energy, Inc.                           36,643     591,052
*   Gulf Coast Ultra Deep Royalty Trust                           36,391      88,066
    Gulf Island Fabrication, Inc.                                 15,729     396,685
    Gulfmark Offshore, Inc. Class A                               31,656   1,575,836
*   Gulfport Energy Corp.                                         20,422   1,198,567
#*  Halcon Resources Corp.                                        45,581     236,110
    Halliburton Co.                                               34,942   1,852,974
#*  Harvest Natural Resources, Inc.                               42,786     213,930

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
*   Helix Energy Solutions Group, Inc.                           115,965 $ 2,743,732
    Helmerich & Payne, Inc.                                       57,650   4,470,758
*   Hercules Offshore, Inc.                                      172,813   1,175,128
    Hess Corp.                                                    50,181   4,074,697
*   HKN, Inc.                                                        308      22,946
    HollyFrontier Corp.                                          109,681   5,051,907
*   Hornbeck Offshore Services, Inc.                              40,598   2,243,851
*   Houston American Energy Corp.                                  1,980         515
#*  Infinity Energy Resources, Inc.                                4,626       9,483
#*  ION Geophysical Corp.                                        105,637     490,156
#*  James River Coal Co.                                          38,132      73,213
#*  Key Energy Services, Inc.                                    130,460   1,020,197
    Kinder Morgan, Inc.                                           37,422   1,321,371
    Knightsbridge Tankers, Ltd.                                   15,245     125,619
*   Kodiak Oil & Gas Corp.                                        48,187     624,985
#*  Lone Pine Resources, Inc.                                      3,544          82
#*  Lucas Energy, Inc.                                            15,775      17,510
#*  Magnum Hunter Resources Corp.                                155,038   1,105,421
    Marathon Oil Corp.                                           115,292   4,065,196
    Marathon Petroleum Corp.                                      38,015   2,724,155
#*  Matador Resources Co.                                         11,622     213,961
*   Matrix Service Co.                                            30,834     641,039
#*  McDermott International, Inc.                                154,605   1,093,057
*   Mexco Energy Corp.                                             1,236       8,121
#*  Miller Energy Resources, Inc.                                    736       4,975
*   Mitcham Industries, Inc.                                      13,274     220,879
    Murphy Oil Corp.                                             107,339   6,474,689
    Nabors Industries, Ltd.                                      246,619   4,310,900
    National Oilwell Varco, Inc.                                  44,088   3,579,064
*   Natural Gas Services Group, Inc.                              14,259     399,109
*   Newfield Exploration Co.                                     101,009   3,075,724
#*  Newpark Resources, Inc.                                       96,777   1,233,907
    Noble Corp.                                                  138,773   5,231,742
    Noble Energy, Inc.                                            24,666   1,848,223
#   Nordic American Tankers, Ltd.                                 27,665     225,746
#*  Northern Oil and Gas, Inc.                                    45,111     741,174
#*  Nuverra Environmental Solutions, Inc.                        180,724     440,967
*   Oasis Petroleum, Inc.                                            453      24,122
    Occidental Petroleum Corp.                                   111,234  10,687,363
    Oceaneering International, Inc.                                7,200     618,336
*   Oil States International, Inc.                                15,825   1,719,070
*   Overseas Shipholding Group, Inc.                              31,761     109,575
*   Pacific Drilling SA                                            4,852      55,167
    Panhandle Oil and Gas, Inc. Class A                            8,087     271,481
*   Parker Drilling Co.                                          144,626   1,041,307
    Patterson-UTI Energy, Inc.                                   146,603   3,556,589
*   PDC Energy, Inc.                                              33,769   2,289,876
    Peabody Energy Corp.                                         148,332   2,889,507
*   Penn Virginia Corp.                                           74,315     632,421
*   PetroQuest Energy, Inc.                                       68,290     322,329
*   PHI, Inc.(69336T106)                                           1,053      39,614
*   PHI, Inc.(69336T205)                                          13,372     532,473

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Energy -- (Continued)
    Phillips 66                                                   91,273 $5,880,719
*   Pioneer Energy Services Corp.                                 74,145    622,818
    Pioneer Natural Resources Co.                                 20,162  4,128,774
*   PostRock Energy Corp.                                          1,100      1,606
#*  Pyramid Oil Co.                                                3,478     18,433
    QEP Resources, Inc.                                           98,405  3,253,269
    Range Resources Corp.                                         10,900    825,239
#*  Renewable Energy Group, Inc.                                  29,773    324,823
#   Rentech, Inc.                                                182,957    312,857
*   REX American Resources Corp.                                  14,600    421,064
#*  Rex Energy Corp.                                              51,176  1,100,284
*   RigNet, Inc.                                                     452     16,661
*   Rosetta Resources, Inc.                                       23,527  1,410,208
*   Rowan Cos. P.L.C. Class A                                    112,978  4,076,246
#*  Royale Energy, Inc.                                            3,000      8,070
#   RPC, Inc.                                                     72,669  1,332,749
#*  Sanchez Energy Corp.                                           8,150    232,357
#*  SandRidge Energy, Inc.                                       153,765    974,870
    Schlumberger, Ltd.                                            53,868  5,048,509
    Scorpio Tankers, Inc.                                         11,241    129,721
#   SEACOR Holdings, Inc.                                         24,331  2,379,572
    SemGroup Corp. Class A                                        39,273  2,371,697
#   Ship Finance International, Ltd.                              80,785  1,336,992
    SM Energy Co.                                                 22,054  1,954,205
*   Southwestern Energy Co.                                       23,462    873,256
    Spectra Energy Corp.                                           1,600     56,912
*   Steel Excel, Inc.                                             11,536    320,124
*   Stone Energy Corp.                                            55,611  1,938,599
*   Superior Energy Services, Inc.                               150,794  4,045,803
#*  Swift Energy Co.                                              45,809    628,500
*   Synergy Resources Corp.                                       38,656    400,476
#*  Syntroleum Corp.                                                  82        335
    Targa Resources Corp.                                          2,115    164,039
#   Teekay Corp.                                                  61,537  2,672,552
*   Tesco Corp.                                                   42,031    722,093
    Tesoro Corp.                                                 131,157  6,412,266
*   TETRA Technologies, Inc.                                      83,519  1,083,241
    TGC Industries, Inc.                                          20,067    147,894
    Tidewater, Inc.                                               49,266  2,966,799
#   Transocean, Ltd.                                              56,289  2,649,523
*   Triangle Petroleum Corp.                                      66,011    697,736
#*  Ultra Petroleum Corp.                                          9,559    175,503
*   Unit Corp.                                                    53,710  2,761,231
#*  Uranium Energy Corp.                                          22,116     38,924
#*  USEC, Inc.                                                     4,683     37,745
#*  Vaalco Energy, Inc.                                           63,631    335,335
    Valero Energy Corp.                                           96,920  3,990,196
#   W&T Offshore, Inc.                                            73,374  1,400,710
*   Warren Resources, Inc.                                        79,096    247,571
*   Weatherford International, Ltd.                              429,641  7,063,298
#   Western Refining, Inc.                                        94,206  3,040,028
*   Westmoreland Coal Co.                                          2,630     37,372

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
*   Whiting Petroleum Corp.                                       61,012 $  4,081,093
*   Willbros Group, Inc.                                          57,282      559,072
    Williams Cos., Inc. (The)                                     21,384      763,623
#   World Fuel Services Corp.                                     27,654    1,055,000
#*  WPX Energy, Inc.                                             174,221    3,857,253
#*  Zion Oil & Gas, Inc.                                           9,255       15,178
                                                                         ------------
Total Energy                                                              333,393,258
                                                                         ------------
Financials -- (21.6%)
*   1st Constitution Bancorp                                       2,517       25,422
    1st Source Corp.                                              26,196      822,030
    1st United Bancorp Inc/Boca Raton                             25,437      194,339
#   Access National Corp.                                          8,706      126,498
    ACE, Ltd.                                                     45,435    4,336,316
*   Affiliated Managers Group, Inc.                                3,792      748,692
    Aflac, Inc.                                                   21,967    1,427,416
*   Alexander & Baldwin, Inc.                                     47,655    1,763,235
*   Alleghany Corp.                                                8,498    3,445,259
    Alliance Bancorp, Inc. of Pennsylvania                         3,932       57,014
    Allied World Assurance Co. Holdings AG                        34,136    3,696,587
    Allstate Corp. (The)                                          86,740    4,602,424
#*  Altisource Asset Management Corp.                              1,120      716,442
*   Altisource Portfolio Solutions SA                             11,202    1,761,851
*   American Capital, Ltd.                                       305,835    4,284,748
#   American Equity Investment Life Holding Co.                   67,926    1,415,578
    American Express Co.                                           9,290      759,922
    American Financial Group, Inc.                               125,705    7,072,163
*   American Independence Corp.                                      610        6,759
    American International Group, Inc.                           128,798    6,652,417
#   American National Bankshares, Inc.                             5,991      137,434
    American National Insurance Co.                               21,779    2,201,204
*   American River Bankshares                                      4,649       40,353
#*  American Spectrum Realty, Inc.                                   400          820
    Ameriprise Financial, Inc.                                    68,100    6,846,774
*   Ameris Bancorp                                                25,079      458,946
    AMERISAFE, Inc.                                               20,567      791,829
#   AmeriServ Financial, Inc.                                     17,822       55,961
#   Amtrust Financial Services, Inc.                              62,289    2,389,406
    Aon P.L.C.                                                    21,179    1,675,047
#*  Arch Capital Group, Ltd.                                      68,095    3,946,786
    Argo Group International Holdings, Ltd.                       34,824    1,461,912
#   Arrow Financial Corp.                                         13,107      338,292
    Arthur J Gallagher & Co.                                       8,866      420,692
    Aspen Insurance Holdings, Ltd.                                67,802    2,644,956
#   Associated Banc-Corp.                                        158,492    2,577,080
    Assurant, Inc.                                                86,200    5,040,976
    Assured Guaranty, Ltd.                                       170,412    3,493,446
    Asta Funding, Inc.                                            12,881      110,519
    Astoria Financial Corp.                                      109,382    1,444,936
#   Atlantic American Corp.                                        5,179       20,975
*   Atlantic Coast Financial Corp.                                 1,357        5,292
#*  Atlanticus Holdings Corp.                                     19,831       69,210

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE+
                                                                  --------- -----------
Financials -- (Continued)
     Auburn National BanCorp., Inc.                                   1,260 $    32,256
*    AV Homes, Inc.                                                  11,482     219,306
     Axis Capital Holdings, Ltd.                                     72,054   3,416,801
     Baldwin & Lyons, Inc. Class A                                    1,285      34,522
     Baldwin & Lyons, Inc. Class B                                   10,961     299,564
#    Banc of California, Inc.                                        10,072     142,116
#    Bancfirst Corp.                                                 14,665     814,934
*    Bancorp, Inc.                                                   40,873     660,916
#    BancorpSouth, Inc.                                             111,257   2,458,780
     Bank Mutual Corp.                                               46,438     295,346
     Bank of America Corp.                                        1,445,171  20,174,587
     Bank of Commerce Holdings                                        5,615      30,882
#    Bank of Hawaii Corp.                                            25,641   1,486,665
     Bank of Kentucky Financial Corp.                                 4,629     133,361
     Bank of New York Mellon Corp. (The)                            163,628   5,203,370
#    Bank of the Ozarks, Inc.                                        28,120   1,391,378
     BankFinancial Corp.                                             23,259     216,076
     BankUnited, Inc.                                                10,498     323,023
     Banner Corp.                                                    23,167     886,369
     Bar Harbor Bankshares                                            3,701     139,676
#    BB&T Corp.                                                     102,589   3,484,948
     BBCN Bancorp, Inc.                                              90,761   1,345,986
*    BBX Capital Corp. Class A                                        6,124      80,776
     BCB Bancorp, Inc.                                                7,110      78,637
*    BCSB Bancorp, Inc.                                               1,425      36,266
#*   Beneficial Mutual Bancorp, Inc.                                 70,097     683,446
#    Berkshire Bancorp, Inc.                                          2,025      15,633
     Berkshire Hills Bancorp, Inc.                                   24,970     633,489
     BGC Partners, Inc. Class A                                       2,549      13,561
#    BlackRock, Inc.                                                 14,303   4,302,485
#*   BofI Holding, Inc.                                              11,939     721,354
     BOK Financial Corp.                                             22,351   1,368,552
     Boston Private Financial Holdings, Inc.                         89,201   1,015,999
     Bridge Bancorp, Inc.                                             3,763      86,888
#*   Bridge Capital Holdings                                          6,459     113,614
#    Brookline Bancorp, Inc.                                         79,372     704,030
     Brown & Brown, Inc.                                             38,662   1,234,478
     Bryn Mawr Bank Corp.                                            12,410     345,743
     C&F Financial Corp.                                              1,936     104,370
     Calamos Asset Management, Inc. Class A                          22,334     219,320
#    California First National Bancorp                                6,388     114,026
*    Camco Financial Corp.                                            3,400      21,080
     Camden National Corp.                                            8,426     339,989
#    Cape Bancorp, Inc.                                               4,109      37,844
*    Capital Bank Financial Corp. Class A                             1,791      39,796
#*   Capital City Bank Group, Inc.                                   16,811     206,775
     Capital One Financial Corp.                                     70,527   4,843,089
(d)  Capital Properties, Inc., 5.000%                                   277         277
     Capital Properties, Inc. Class A                                   308       2,464
     Capital Southwest Corp.                                         14,168     465,702
     CapitalSource, Inc.                                            301,246   3,940,298
     Capitol Federal Financial, Inc.                                175,628   2,225,207

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   Cardinal Financial Corp.                                      34,619 $   571,213
*   Carolina Bank Holdings, Inc.                                   1,000      10,090
#   Cash America International, Inc.                              32,211   1,270,724
    Cathay General Bancorp                                        91,966   2,265,123
*   CBRE Group, Inc. Class A                                       2,800      65,044
    Center Bancorp, Inc.                                          16,007     239,465
    Centerstate Banks, Inc.                                       25,680     253,205
#   Central Pacific Financial Corp.                                6,503     119,785
    Century Bancorp, Inc. Class A                                  2,971      96,557
    CFS Bancorp, Inc.                                              1,879      23,469
    Charles Schwab Corp. (The)                                    17,612     398,912
    Charter Financial Corp.                                          303       3,285
    Chemical Financial Corp.                                      30,485     892,906
    Chicopee Bancorp, Inc.                                         5,278      92,629
    Chubb Corp. (The)                                             37,508   3,453,737
    Cincinnati Financial Corp.                                    97,478   4,873,900
*   CIT Group, Inc.                                              107,054   5,155,721
    Citigroup, Inc.                                              403,956  19,704,974
    Citizens Community Bancorp, Inc.                               3,663      27,949
*   Citizens First Corp.                                           1,000       8,850
    Citizens Holding Co.                                           2,106      40,267
#*  Citizens, Inc.                                                49,580     416,472
#   City Holding Co.                                              16,506     751,023
    City National Corp.                                           43,894   3,165,196
    CKX Lands, Inc.                                                1,400      20,160
    Clifton Savings Bancorp, Inc.                                 26,025     328,696
    CME Group, Inc.                                               45,660   3,388,429
    CNA Financial Corp.                                           78,953   3,204,702
    CNB Financial Corp.                                            7,760     155,278
    CNO Financial Group, Inc.                                    264,496   4,120,848
#   CoBiz Financial, Inc.                                         39,595     429,606
#   Codorus Valley Bancorp, Inc.                                   2,025      42,534
#   Cohen & Steers, Inc.                                           5,916     226,938
*   Colonial Financial Services, Inc.                              2,714      37,996
*   Colony Bankcorp, Inc.                                          3,099      18,966
    Columbia Banking System, Inc.                                 53,832   1,382,944
    Comerica, Inc.                                               102,535   4,439,765
    Commerce Bancshares, Inc.                                     23,573   1,084,594
    Commercial National Financial Corp.                            1,413      29,673
#   Community Bank System, Inc.                                   43,567   1,581,918
*   Community Bankers Trust Corp.                                  1,472       5,491
#   Community Trust Bancorp, Inc.                                 16,624     708,016
*   Community West Bancshares                                      2,000      11,750
*   CommunityOne Bancorp.                                              1          11
#   Consolidated-Tomoka Land Co.                                   5,746     215,590
*   Consumer Portfolio Services, Inc.                             12,192      81,930
*   Cowen Group, Inc. Class A                                    102,535     407,064
#   Crawford & Co. Class A                                        28,328     235,972
#   Crawford & Co. Class B                                        14,955     164,355
*   Credit Acceptance Corp.                                        8,643   1,022,467
#   Cullen/Frost Bankers, Inc.                                    29,396   2,080,943
#   CVB Financial Corp.                                           99,463   1,446,192

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
*   DFC Global Corp.                                              40,321 $  487,884
    Diamond Hill Investment Group, Inc.                              900     99,243
    Dime Community Bancshares, Inc.                               41,448    678,089
    Discover Financial Services                                   20,550  1,066,134
#   Donegal Group, Inc. Class A                                   21,391    339,047
    Donegal Group, Inc. Class B                                    3,821     80,241
#*  Doral Financial Corp.                                            782     13,216
*   E*TRADE Financial Corp.                                      258,384  4,369,273
    Eagle Bancorp Montana, Inc.                                      514      5,639
    East West Bancorp, Inc.                                      117,718  3,965,919
    Eastern Insurance Holdings, Inc.                               8,465    206,885
*   Eastern Virginia Bankshares, Inc.                              3,468     20,912
#   Eaton Vance Corp.                                              1,500     62,715
*   eHealth, Inc.                                                 19,926    849,246
    EMC Insurance Group, Inc.                                     12,475    424,649
    Employers Holdings, Inc.                                      37,573  1,129,820
#*  Encore Capital Group, Inc.                                    26,420  1,290,617
    Endurance Specialty Holdings, Ltd.                            53,560  2,961,332
*   Enstar Group, Ltd.                                            13,908  1,890,514
    Enterprise Bancorp, Inc.                                       5,554    108,525
    Enterprise Financial Services Corp.                           17,200    310,116
    Erie Indemnity Co. Class A                                     8,246    592,228
    ESB Financial Corp.                                           15,721    209,247
    ESSA Bancorp, Inc.                                            16,415    179,908
    Evans Bancorp, Inc.                                            2,412     48,783
    Evercore Partners, Inc. Class A                                5,577    281,471
    Everest Re Group, Ltd.                                        26,993  4,149,904
*   Ezcorp, Inc. Class A                                          52,447    824,991
*   Farmers Capital Bank Corp.                                     5,212    107,054
    FBL Financial Group, Inc. Class A                             32,494  1,453,782
    Federal Agricultural Mortgage Corp. Class A                      987     28,894
    Federal Agricultural Mortgage Corp. Class C                    9,712    346,621
#   Federated National Holding Co. Class C                         6,300     64,575
#   Fidelity National Financial, Inc. Class A                    187,838  5,287,640
    Fidelity Southern Corp.                                        9,640    147,198
    Fifth Third Bancorp                                          239,838  4,564,117
    Financial Institutions, Inc.                                  13,920    329,486
*   First Acceptance Corp.                                        27,407     46,592
#   First American Financial Corp.                               102,745  2,656,986
#*  First BanCorp                                                 52,321    290,382
#   First Bancorp                                                 15,597    233,643
    First Bancorp, Inc.                                            9,162    159,510
*   First Bancshares, Inc.(318687100)                                700      5,950
    First Bancshares, Inc.(318916103)                                222      3,297
    First Busey Corp.                                             87,687    453,342
    First Business Financial Services, Inc.                        2,134     75,159
*   First Cash Financial Services, Inc.                           10,205    617,300
    First Citizens BancShares, Inc. Class A                        8,661  1,833,794
#   First Commonwealth Financial Corp.                           113,642    987,549
    First Community Bancshares, Inc.                              16,247    271,162
    First Defiance Financial Corp.                                10,054    259,594
#*  First Federal Bancshares of Arkansas, Inc.                     5,224     46,912

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    First Federal of Northern Michigan Bancorp, Inc.                 800 $    3,792
    First Financial Bancorp                                       60,800    943,616
#   First Financial Bankshares, Inc.                              17,754  1,092,049
    First Financial Corp.                                         13,376    462,007
    First Financial Holdings, Inc.                                20,055  1,201,896
#   First Financial Northwest, Inc.                               16,619    180,150
#*  First Financial Service Corp.                                  1,670      8,283
#   First Horizon National Corp.                                 246,889  2,629,368
    First Interstate Bancsystem, Inc.                             12,138    304,785
#*  First Marblehead Corp. (The)                                  14,664     14,077
    First Merchants Corp.                                         29,768    559,638
    First Midwest Bancorp, Inc.                                   87,060  1,447,808
    First Niagara Financial Group, Inc.                          308,360  3,401,211
*   First Place Financial Corp.                                   10,608         21
*   First South Bancorp, Inc.                                      7,807     52,775
*   First United Corp.                                             3,697     30,315
    First West Virginia Bancorp                                      796     13,046
    Firstbank Corp.                                                5,196    101,790
    FirstMerit Corp.                                             134,186  3,013,818
*   Flagstar Bancorp, Inc.                                         3,652     59,199
    Flushing Financial Corp.                                      34,144    685,953
#   FNB Corp.                                                    170,363  2,131,241
#*  Forest City Enterprises, Inc. Class A                         57,405  1,163,025
*   Forest City Enterprises, Inc. Class B                          8,417    171,033
*   Forestar Group, Inc.                                          36,513    815,335
    Fox Chase Bancorp, Inc.                                       19,210    331,757
    Franklin Resources, Inc.                                      10,401    560,198
    Fulton Financial Corp.                                       218,883  2,672,561
#   FXCM, Inc. Class A                                            15,482    253,750
#   Gain Capital Holdings, Inc.                                    8,047     84,252
    GAINSCO, Inc.                                                  1,497     12,642
    GAMCO Investors, Inc. Class A                                  3,733    266,947
*   Genworth Financial, Inc. Class A                             237,177  3,446,182
#   German American Bancorp, Inc.                                 12,054    327,628
    GFI Group, Inc.                                              130,642    453,328
#   Glacier Bancorp, Inc.                                         71,411  1,973,086
#*  Gleacher & Co., Inc.                                           2,784     36,693
*   Global Indemnity P.L.C.                                       16,912    416,543
    Goldman Sachs Group, Inc. (The)                               47,945  7,712,433
    Great Southern Bancorp, Inc.                                  13,373    375,514
#*  Green Dot Corp. Class A                                       19,477    417,976
    Greenhill & Co., Inc.                                          3,600    184,680
#*  Greenlight Capital Re, Ltd. Class A                           31,735    977,121
    Guaranty Bancorp                                               2,967     40,054
#*  Guaranty Federal Bancshares, Inc.                              1,886     21,246
*   Hallmark Financial Services, Inc.                             22,381    190,462
    Hampden Bancorp, Inc.                                          4,725     81,270
*   Hampton Roads Bankshares, Inc.                                   520        733
    Hancock Holding Co.                                           79,288  2,599,061
    Hanmi Financial Corp.                                         38,130    666,512
    Hanover Insurance Group, Inc. (The)                           50,297  2,944,386
#   Harleysville Savings Financial Corp.                           2,920     53,582

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
*   Harris & Harris Group, Inc.                                   29,482 $    92,279
    Hartford Financial Services Group, Inc.                      219,658   7,402,475
    Hawthorn Bancshares, Inc.                                      2,117      29,236
    HCC Insurance Holdings, Inc.                                  99,330   4,534,414
#   HCI Group, Inc.                                               11,259     494,720
    Heartland Financial USA, Inc.                                 16,865     446,754
    Heritage Commerce Corp.                                       21,259     165,608
    Heritage Financial Corp.                                      11,632     187,624
    Heritage Financial Group, Inc.                                 5,663      97,290
    HF Financial Corp.                                             4,200      55,986
    HFF, Inc. Class A                                              7,686     188,691
*   Hilltop Holdings, Inc.                                        86,881   1,506,517
#   Hingham Institution for Savings                                  872      63,412
#*  HMN Financial, Inc.                                            1,450      12,484
*   Home Bancorp, Inc.                                             7,010     127,372
#   Home BancShares, Inc.                                         50,522   1,711,685
    Home Federal Bancorp, Inc.                                    17,529     273,277
    HopFed Bancorp, Inc.                                           2,207      23,946
    Horace Mann Educators Corp.                                   44,142   1,222,733
    Horizon Bancorp                                                5,260     114,195
*   Howard Hughes Corp. (The)                                      9,574   1,120,637
#   Hudson City Bancorp, Inc.                                    253,527   2,276,672
    Hudson Valley Holding Corp.                                   17,275     319,415
    Huntington Bancshares, Inc.                                  425,265   3,742,332
    Iberiabank Corp.                                              32,432   1,895,002
*   ICG Group, Inc.                                               39,694     647,409
    Independence Holding Co.                                      15,010     205,937
#   Independent Bank Corp.(453836108)                             21,761     780,785
*   Independent Bank Corp.(453838609)                              7,338      71,325
    Infinity Property & Casualty Corp.                            12,729     872,955
    Interactive Brokers Group, Inc. Class A                       53,617   1,106,119
#*  IntercontinentalExchange, Inc.                                 4,400     848,012
*   InterGroup Corp. (The)                                           235       4,677
    International Bancshares Corp.                                73,397   1,677,121
#*  Intervest Bancshares Corp. Class A                            18,510     134,938
#*  INTL. FCStone, Inc.                                           20,609     421,660
    Invesco, Ltd.                                                186,136   6,282,090
*   Investment Technology Group, Inc.                             38,795     621,496
    Investors Bancorp, Inc.                                      107,105   2,539,460
#*  Investors Capital Holdings, Ltd.                               4,038      28,428
    Investors Title Co.                                            1,606     125,493
#   Janus Capital Group, Inc.                                     87,711     865,708
*   Jefferson Bancshares, Inc.                                     2,270      14,414
    JMP Group, Inc.                                               22,346     143,238
    Jones Lang LaSalle, Inc.                                       6,476     616,515
    JPMorgan Chase & Co.                                         570,669  29,412,280
*   KCG Holdings, Inc. Class A                                     9,848      86,072
#*  Kearny Financial Corp.                                        57,758     606,459
    Kemper Corp.                                                  67,798   2,509,882
    Kennedy-Wilson Holdings, Inc.                                 24,955     500,098
    Kentucky First Federal Bancorp                                 2,320      18,769
    KeyCorp                                                      499,016   6,252,670

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Lake Shore Bancorp, Inc.                                         339 $    4,085
#   Lakeland Bancorp, Inc.                                        30,636    349,250
#   Lakeland Financial Corp.                                      17,992    640,335
    Landmark Bancorp, Inc.                                         1,911     38,430
#   Legg Mason, Inc.                                             124,614  4,793,901
    Leucadia National Corp.                                      164,977  4,675,448
    Life Partners Holdings, Inc.                                   8,447     17,063
    Lincoln National Corp.                                       152,570  6,928,204
#   LNB Bancorp, Inc.                                              9,079     88,339
    Loews Corp.                                                   44,237  2,137,089
*   Louisiana Bancorp, Inc.                                        3,003     53,739
    LSB Financial Corp.                                              426     12,145
#   M&T Bank Corp.                                                39,063  4,395,759
*   Macatawa Bank Corp.                                           31,196    153,172
*   Magyar Bancorp, Inc.                                           1,971     14,438
    Maiden Holdings, Ltd.                                         72,279    791,455
    MainSource Financial Group, Inc.                              19,995    324,319
*   Malvern Bancorp, Inc.                                            241      2,928
    Manning & Napier, Inc.                                           847     14,060
*   Markel Corp.                                                   8,486  4,494,780
    MarketAxess Holdings, Inc.                                    31,222  2,036,611
    Marlin Business Services Corp.                                13,162    362,876
    Marsh & McLennan Cos., Inc.                                   17,700    810,660
#*  Maui Land & Pineapple Co., Inc.                                4,186     17,832
    Mayflower Bancorp, Inc.                                          500      9,720
    MB Financial, Inc.                                            64,679  1,920,966
#*  MBIA, Inc.                                                   235,843  2,681,535
*   MBT Financial Corp.                                            9,522     36,564
    MCG Capital Corp.                                             94,877    446,871
#   Meadowbrook Insurance Group, Inc.                             73,213    486,134
#   Medallion Financial Corp.                                     23,064    350,112
    Mercantile Bank Corp.                                          7,390    161,398
    Merchants Bancshares, Inc.                                     7,187    215,466
    Mercury General Corp.                                         36,512  1,699,999
*   Meridian Interstate Bancorp, Inc.                             17,765    421,741
#   Meta Financial Group, Inc.                                     2,141     79,688
    MetLife, Inc.                                                141,103  6,675,583
*   Metro Bancorp, Inc.                                           15,320    326,929
    MetroCorp Bancshares, Inc.                                     7,245    103,821
#*  MGIC Investment Corp.                                        158,315  1,288,684
    MicroFinancial, Inc.                                           9,680     83,151
    Mid Penn Bancorp, Inc.                                           778      9,390
    MidSouth Bancorp, Inc.                                         8,676    131,702
    MidWestOne Financial Group, Inc.                               6,846    180,871
    Montpelier Re Holdings, Ltd.                                  61,112  1,687,302
    Morgan Stanley                                               189,332  5,439,508
*   MSB Financial Corp.                                              600      4,560
*   MSCI, Inc.                                                       252     10,274
    MutualFirst Financial, Inc.                                    5,151     87,567
    NASDAQ OMX Group, Inc. (The)                                  91,090  3,227,319
    National Interstate Corp.                                     18,783    490,800
    National Penn Bancshares, Inc.                               172,864  1,792,600

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    National Security Group, Inc.                                    419 $    2,703
    National Western Life Insurance Co. Class A                    2,337    486,096
#*  Naugatuck Valley Financial Corp.                                 989      7,309
*   Navigators Group, Inc. (The)                                  17,111    962,323
#   NBT Bancorp, Inc.                                             42,931  1,046,228
    Nelnet, Inc. Class A                                          38,855  1,656,389
#*  New Century Bancorp, Inc.                                      2,187     14,456
#   New Hampshire Thrift Bancshares, Inc.                          4,833     68,629
#   New York Community Bancorp, Inc.                             217,731  3,529,420
*   NewBridge Bancorp                                             12,686     94,638
*   NewStar Financial, Inc.                                       49,671    864,772
    Nicholas Financial, Inc.                                       3,515     56,416
*   North Valley Bancorp                                             460      8,694
    Northeast Bancorp                                                118      1,181
    Northeast Community Bancorp, Inc.                              9,104     68,735
    Northern Trust Corp.                                          14,311    807,427
    Northfield Bancorp, Inc.                                      57,520    743,734
    Northrim BanCorp, Inc.                                         5,792    145,379
    Northwest Bancshares, Inc.                                   110,107  1,540,397
    Norwood Financial Corp.                                        1,641     47,162
    NYSE Euronext                                                132,257  5,821,953
#   Ocean Shore Holding Co.                                        6,104     87,104
    OceanFirst Financial Corp.                                    19,770    347,754
*   Ocwen Financial Corp.                                         70,987  3,991,599
    OFG Bancorp                                                   53,163    787,344
    Ohio Valley Banc Corp.                                         2,002     41,121
    Old Line Bancshares, Inc.                                      1,957     26,106
    Old National Bancorp                                         115,935  1,685,695
    Old Republic International Corp.                             242,918  4,078,593
#*  Old Second Bancorp, Inc.                                      11,059     52,751
*   OmniAmerican Bancorp, Inc.                                    12,533    274,723
    OneBeacon Insurance Group, Ltd. Class A                       26,235    418,711
    Oppenheimer Holdings, Inc. Class A                             7,365    146,048
    Oritani Financial Corp.                                       55,847    905,838
    Pacific Continental Corp.                                     17,305    238,463
*   Pacific Mercantile Bancorp                                     9,408     58,518
#*  Pacific Premier Bancorp, Inc.                                  4,508     62,706
    PacWest Bancorp                                               40,450  1,539,122
    Park National Corp.                                           14,100  1,117,002
    Park Sterling Corp.                                           21,825    142,081
    PartnerRe, Ltd.                                               42,423  4,251,209
*   Patriot National Bancorp, Inc.                                 1,500      1,815
#   Peapack Gladstone Financial Corp.                              8,268    151,635
#   Penns Woods Bancorp, Inc.                                      4,255    217,856
#   People's United Financial, Inc.                              269,812  3,893,387
    Peoples Bancorp of North Carolina, Inc.                        3,297     43,158
    Peoples Bancorp, Inc.                                         10,126    227,025
    Peoples Bancorp/Auburn                                         1,337     31,647
#*  PHH Corp.                                                     58,457  1,405,891
#*  Phoenix Cos., Inc. (The)                                       6,427    247,889
*   PICO Holdings, Inc.                                           25,289    593,786
*   Pinnacle Financial Partners, Inc.                             39,217  1,215,727

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
*   Piper Jaffray Cos.                                            20,441 $  733,627
    Platinum Underwriters Holdings, Ltd.                          39,027  2,427,089
    PNC Financial Services Group, Inc. (The)                      76,226  5,604,898
*   Popular, Inc.                                                 80,934  2,043,583
*   Porter Bancorp, Inc.                                           6,860      7,683
*   Portfolio Recovery Associates, Inc.                           49,239  2,927,259
*   Preferred Bank                                                 2,694     51,779
    Premier Financial Bancorp, Inc.                                3,385     40,688
    Primerica, Inc.                                               61,214  2,629,141
*   Primus Guaranty, Ltd.                                         15,070    152,207
    Principal Financial Group, Inc.                              157,281  7,464,556
    PrivateBancorp, Inc.                                          84,580  2,060,369
    ProAssurance Corp.                                            61,024  2,765,608
    Progressive Corp. (The)                                       20,068    521,166
    Prosperity Bancshares, Inc.                                   42,708  2,667,115
    Protective Life Corp.                                         77,513  3,571,799
    Provident Financial Holdings, Inc.                             9,638    146,112
    Provident Financial Services, Inc.                            64,885  1,215,945
*   Prudential Bancorp, Inc.                                       5,097     55,096
    Prudential Financial, Inc.                                    64,572  5,255,515
*   PSB Holdings, Inc.                                             3,252     20,292
#   Pulaski Financial Corp.                                       10,937    119,104
    Pzena Investment Management, Inc. Class A                      2,844     20,448
#   QC Holdings, Inc.                                             12,392     29,121
#   QCR Holdings, Inc.                                               309      5,364
    Radian Group, Inc.                                           128,091  1,866,286
    Raymond James Financial, Inc.                                 19,745    901,359
    Regions Financial Corp.                                      681,506  6,562,903
    Reinsurance Group of America, Inc.                            55,519  3,951,842
    RenaissanceRe Holdings, Ltd.                                  45,780  4,290,044
#   Renasant Corp.                                                31,312    898,028
    Republic Bancorp, Inc. Class A                                20,236    465,833
*   Republic First Bancorp, Inc.                                  20,713     65,246
    Resource America, Inc. Class A                                18,325    158,145
*   Riverview Bancorp, Inc.                                       13,240     35,218
    RLI Corp.                                                     20,135  1,902,355
#   Rockville Financial, Inc.                                     28,505    374,841
#*  Roma Financial Corp.                                          25,930    504,598
*   Royal Bancshares of Pennsylvania, Inc. Class A                 6,447      9,864
    S&T Bancorp, Inc.                                             29,768    729,911
#*  Safeguard Scientifics, Inc.                                   23,253    405,765
#   Safety Insurance Group, Inc.                                  17,028    931,261
    Salisbury Bancorp, Inc.                                          856     22,449
    Sandy Spring Bancorp, Inc.                                    27,445    672,128
    SB Financial Group, Inc.                                       3,194     26,031
#*  Seacoast Banking Corp. of Florida                             50,999    116,278
#*  Security National Financial Corp. Class A                      2,139     12,556
    SEI Investments Co.                                           12,500    414,875
    Selective Insurance Group, Inc.                               62,650  1,645,815
*   Shore Bancshares, Inc.                                         4,929     45,100
    SI Financial Group, Inc.                                       6,709     76,013
#*  Siebert Financial Corp.                                        9,393     15,405

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE+
                                                                  --------- ----------
Financials -- (Continued)
     Sierra Bancorp                                                  11,952 $  226,251
*    Signature Bank                                                  12,100  1,232,022
     Simmons First National Corp. Class A                            17,567    575,144
#    Simplicity Bancorp, Inc.                                         9,310    145,981
     SLM Corp.                                                       30,766    780,533
*    South Street Financial Corp.                                       400      2,500
#*   Southcoast Financial Corp.                                       5,735     32,976
(d)  Southern Community Financial                                     7,908      1,740
*    Southern First Bancshares, Inc.                                  2,825     37,968
#    Southern Missouri Bancorp, Inc.                                  1,465     44,316
#    Southern National Bancorp of Virginia, Inc.                        712      6,942
#    Southside Bancshares, Inc.                                      19,995    545,863
*    Southwest Bancorp, Inc.                                         20,760    332,368
     Southwest Georgia Financial Corp.                                1,854     17,613
#*   St Joe Co. (The)                                                39,684    740,900
     StanCorp Financial Group, Inc.                                  48,027  2,828,790
     State Auto Financial Corp.                                      38,717    735,623
     State Street Corp.                                              72,374  5,071,246
     StellarOne Corp.                                                21,618    503,267
*    Sterling Bancorp(859158107)                                     31,081    458,445
     Sterling Bancorp(85917A100)                                     42,153    494,033
#    Stewart Information Services Corp.                              23,719    742,879
#*   Stifel Financial Corp.                                          68,092  2,788,367
#*   Stratus Properties, Inc.                                         6,580    101,200
*    Suffolk Bancorp                                                 12,947    253,114
     Summit State Bank                                                1,156     11,444
#*   Sun Bancorp, Inc.                                               32,827    108,329
     SunTrust Banks, Inc.                                            70,003  2,354,901
     Susquehanna Bancshares, Inc.                                   225,086  2,652,639
*    Sussex Bancorp                                                   2,146     14,689
#*   SVB Financial Group                                             21,341  2,044,041
*    SWS Group, Inc.                                                 23,777    133,865
     SY Bancorp, Inc.                                                15,245    457,502
     Symetra Financial Corp.                                         46,300    867,199
     Synovus Financial Corp.                                      1,037,837  3,372,970
     T Rowe Price Group, Inc.                                         3,600    278,676
*    Taylor Capital Group, Inc.                                      22,039    506,897
     TCF Financial Corp.                                            131,388  1,994,470
     TD Ameritrade Holding Corp.                                     12,649    344,812
     Teche Holding Co.                                                1,486     74,746
*    Tejon Ranch Co.                                                 17,861    661,214
     Territorial Bancorp, Inc.                                       12,058    262,985
#    Teton Advisors, Inc. Class A                                        39      2,194
#*   Texas Capital Bancshares, Inc.                                  31,625  1,646,081
     TF Financial Corp.                                               2,289     63,520
*    TFS Financial Corp.                                             40,111    486,948
#    Thomas Properties Group, Inc.                                   53,749    365,493
     Timberland Bancorp, Inc.                                         3,941     34,957
     Tompkins Financial Corp.                                        14,846    732,205
     Torchmark Corp.                                                 49,305  3,592,362
     Tower Financial Corp.                                            1,403     33,293
#    Tower Group International, Ltd.                                 49,204    178,611

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   TowneBank                                                     25,265 $   367,858
    Travelers Cos., Inc. (The)                                    55,984   4,831,419
    Tree.com, Inc.                                                11,503     339,454
    Trico Bancshares                                              15,107     382,056
#   TrustCo Bank Corp.                                           103,531     695,728
#   Trustmark Corp.                                               80,836   2,195,506
    U.S. Bancorp                                                 100,635   3,759,724
    UMB Financial Corp.                                           38,493   2,268,008
#   Umpqua Holdings Corp.                                        128,692   2,106,688
    Union Bankshares Inc/Morrisville                               2,000      43,340
#   Union First Market Bankshares Corp.                           23,005     554,881
    United Bancshares, Inc.                                        2,040      27,071
#   United Bankshares, Inc.                                       54,272   1,605,366
    United Community Bancorp                                         993      10,824
*   United Community Banks, Inc.                                  47,615     742,318
#*  United Community Financial Corp.                               7,576      30,304
    United Financial Bancorp, Inc.                                22,166     347,563
    United Fire Group, Inc.                                       29,011     919,649
*   United Security Bancshares                                    10,567      54,312
*   United Security Bancshares/Thomasville                           600       5,058
#   Unity Bancorp, Inc.                                            5,781      42,837
#   Universal Insurance Holdings, Inc.                            44,721     350,613
    Univest Corp. of Pennsylvania                                 17,118     341,846
    Unum Group                                                   152,511   4,840,699
    Validus Holdings, Ltd.                                       105,899   4,180,893
#   Valley National Bancorp                                       69,582     678,424
*   Vantagesouth Bancshares, Inc.                                  4,153      20,308
    ViewPoint Financial Group, Inc.                               40,834     890,590
*   Virginia Commerce Bancorp, Inc.                               29,169     467,579
*   Virtus Investment Partners, Inc.                                 595     121,094
    VSB Bancorp, Inc.                                                170       1,788
    Waddell & Reed Financial, Inc. Class A                         5,916     365,313
*   Walker & Dunlop, Inc.                                          1,380      17,912
    Washington Banking Co.                                        16,508     280,801
    Washington Federal, Inc.                                     119,487   2,721,914
#   Washington Trust Bancorp, Inc.                                16,883     555,282
*   Waterstone Financial, Inc.                                    24,001     255,371
    Wayne Savings Bancshares, Inc.                                 1,684      17,429
    Webster Financial Corp.                                      103,422   2,884,440
    Wells Fargo & Co.                                            634,567  27,089,665
#   WesBanco, Inc.                                                30,727     903,374
    West BanCorp., Inc.                                           17,389     240,316
#   Westamerica BanCorp.                                          13,031     670,836
*   Western Alliance Bancorp                                      81,523   1,724,211
    Westfield Financial, Inc.                                     28,843     207,958
    Westwood Holdings Group, Inc.                                  2,463     131,352
    Willis Group Holdings P.L.C.                                   6,697     301,834
    Wilshire Bancorp, Inc.                                        79,106     670,028
#   Wintrust Financial Corp.                                      45,642   1,985,883
#*  World Acceptance Corp.                                        13,047   1,358,454
    WR Berkley Corp.                                              69,300   3,042,963
    WSFS Financial Corp.                                           4,003     280,250

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Financials -- (Continued)
    WVS Financial Corp.                                            1,627 $     17,995
    XL Group P.L.C.                                              162,997    4,982,818
*   Yadkin Financial Corp.                                         3,676       60,360
    Zions BanCorp.                                               166,601    4,726,470
*   ZipRealty, Inc.                                               17,864       98,252
                                                                         ------------
Total Financials                                                          707,941,647
                                                                         ------------
Health Care -- (7.2%)
#   Abaxis, Inc.                                                   3,959      141,455
    Abbott Laboratories                                           52,410    1,915,585
#*  ABIOMED, Inc.                                                  1,436       34,435
#*  Acadia Healthcare Co., Inc.                                    3,172      137,538
#*  Accelerate Diagnostics, Inc.                                   2,341       30,012
#*  Accuray, Inc.                                                 67,370      454,747
*   Acorda Therapeutics, Inc.                                      8,725      267,072
*   Actavis P.L.C.                                                11,200    1,731,296
#*  Adcare Health Systems, Inc.                                    5,449       21,524
#*  Addus HomeCare Corp.                                           9,943      257,027
#*  Aegerion Pharmaceuticals, Inc.                                 1,200       99,384
    Aetna, Inc.                                                   67,560    4,236,012
#*  Affymax, Inc.                                                 36,132       40,829
*   Affymetrix, Inc.                                              87,147      616,129
    Agilent Technologies, Inc.                                    15,200      771,552
#   Air Methods Corp.                                             30,597    1,337,701
#*  Akorn, Inc.                                                   21,047      430,201
#*  Albany Molecular Research, Inc.                               35,314      462,613
*   Alere, Inc.                                                   90,727    3,060,222
*   Alexion Pharmaceuticals, Inc.                                 10,000    1,229,500
*   Align Technology, Inc.                                        17,155      978,864
*   Alkermes P.L.C.                                               41,898    1,474,391
#*  Alliance HealthCare Services, Inc.                             5,402      136,184
*   Allied Healthcare Products                                     4,920       11,464
*   Allscripts Healthcare Solutions, Inc.                         73,821    1,020,944
    Almost Family, Inc.                                            9,772      187,916
#*  Alnylam Pharmaceuticals, Inc.                                 12,235      704,858
*   Alphatec Holdings, Inc.                                       91,449      166,437
#*  AMAG Pharmaceuticals, Inc.                                    15,657      422,426
#*  Amedisys, Inc.                                                36,836      599,690
*   American Shared Hospital Services                                900        2,192
    AmerisourceBergen Corp.                                       16,800    1,097,544
    Amgen, Inc.                                                   26,155    3,033,980
*   AMN Healthcare Services, Inc.                                 42,340      525,016
*   Amsurg Corp.                                                  35,540    1,524,311
#   Analogic Corp.                                                11,775    1,086,008
*   AngioDynamics, Inc.                                           32,661      513,431
*   Anika Therapeutics, Inc.                                      15,395      459,849
#*  Ariad Pharmaceuticals, Inc.                                   40,100       88,220
*   Arqule, Inc.                                                  26,950       60,637
#*  Arrhythmia Research Technology, Inc.                           1,153        3,765
*   ArthroCare Corp.                                               9,467      354,444
*   AtriCure, Inc.                                                 3,062       42,409
    Atrion Corp.                                                   2,187      584,323

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
#*  Authentidate Holding Corp.                                     2,236 $    2,817
#*  Auxilium Pharmaceuticals, Inc.                                 4,982     85,740
#*  AVEO Pharmaceuticals, Inc.                                     2,329      4,821
#*  Baxano Surgical, Inc.                                         24,169     29,244
*   Bio-Rad Laboratories, Inc. Class A                            10,635  1,313,635
*   Bio-Rad Laboratories, Inc. Class B                             1,277    155,526
#*  Bio-Reference Labs, Inc.                                      10,468    339,268
#*  Bioanalytical Systems, Inc.                                    1,915      3,524
#*  Biodel, Inc.                                                   4,308     10,899
*   Biogen Idec, Inc.                                              6,870  1,677,585
*   BioMarin Pharmaceutical, Inc.                                  7,300    458,586
*   BioScrip, Inc.                                                62,349    437,066
#*  Biospecifics Technologies Corp.                                1,342     25,095
    Biota Pharmaceuticals, Inc.                                    6,230     23,861
*   BioTelemetry, Inc.                                            26,941    246,241
*   Boston Scientific Corp.                                      767,057  8,966,896
#*  Bovie Medical Corp.                                           13,510     34,586
    Bristol-Myers Squibb Co.                                      49,289  2,588,658
#*  Brookdale Senior Living, Inc.                                 39,923  1,081,115
*   Bruker Corp.                                                  13,400    274,030
#*  BSD Medical Corp.                                              4,900      7,742
*   Cambrex Corp.                                                 34,747    584,445
    Cantel Medical Corp.                                          32,610  1,144,611
*   Capital Senior Living Corp.                                   30,675    680,371
    Cardinal Health, Inc.                                         11,763    690,018
*   CareFusion Corp.                                             117,444  4,553,304
*   CAS Medical Systems, Inc.                                        415        585
#*  Celldex Therapeutics, Inc.                                    44,462  1,018,624
#*  Celsion Corp.                                                    422      1,697
*   Centene Corp.                                                 38,472  2,160,588
#*  Cepheid, Inc.                                                  4,496    183,077
*   Cerner Corp.                                                   8,000    448,240
*   Charles River Laboratories International, Inc.                15,198    747,894
#   Chemed Corp.                                                  12,392    840,425
*   Chindex International, Inc.                                    7,192    121,041
    Cigna Corp.                                                   17,253  1,328,136
#*  Codexis, Inc.                                                 15,600     27,144
    Community Health Systems, Inc.                                91,897  4,009,466
#   Computer Programs & Systems, Inc.                              2,708    154,464
    CONMED Corp.                                                  29,451  1,068,188
    Cooper Cos., Inc. (The)                                       24,927  3,220,818
*   Cornerstone Therapeutics, Inc.                                 1,700     16,099
*   Corvel Corp.                                                  11,386    473,658
*   Covance, Inc.                                                  7,051    629,372
    Covidien P.L.C.                                               15,563    997,744
    CR Bard, Inc.                                                  4,262    580,570
*   Cross Country Healthcare, Inc.                                33,538    199,216
    CryoLife, Inc.                                                29,023    260,917
*   Cubist Pharmaceuticals, Inc.                                  21,233  1,316,446
#*  Cumberland Pharmaceuticals, Inc.                              20,840    101,908
#*  Cutera, Inc.                                                  16,517    165,996
*   Cyberonics, Inc.                                               6,029    348,235

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
#*  Cynosure, Inc. Class A                                        23,396 $  505,588
#*  Cytokinetics, Inc.                                             9,109     54,745
*   DaVita HealthCare Partners, Inc.                              14,676    824,938
    Daxor Corp.                                                    4,092     30,567
    DENTSPLY International, Inc.                                  10,234    482,021
*   Depomed, Inc.                                                  7,884     56,765
*   Digirad Corp.                                                 16,700     55,611
#*  Durect Corp.                                                  23,066     34,599
*   Dyax Corp.                                                    30,347    249,452
*   Edwards Lifesciences Corp.                                     7,400    482,406
*   Emergent Biosolutions, Inc.                                   38,612    754,092
*   Emeritus Corp.                                                25,114    481,184
*   Endo Health Solutions, Inc.                                   24,327  1,063,820
#*  Endocyte, Inc.                                                 7,233     75,440
    Ensign Group, Inc. (The)                                      21,332    908,317
*   Entremed, Inc.                                                    63        115
#*  Enzo Biochem, Inc.                                            39,085     97,322
    Enzon Pharmaceuticals, Inc.                                   52,724     78,032
#*  Exact Sciences Corp.                                           3,900     42,978
*   Exactech, Inc.                                                13,511    306,700
#*  ExamWorks Group, Inc.                                         23,719    613,136
*   Express Scripts Holding Co.                                   29,646  1,853,468
*   Five Star Quality Care, Inc.                                  52,415    265,744
*   Forest Laboratories, Inc.                                     24,200  1,138,126
#*  Furiex Pharmaceuticals, Inc.                                   9,560    373,796
*   Gentiva Health Services, Inc.                                 33,864    387,743
*   Geron Corp.                                                   29,750    117,512
*   Greatbatch, Inc.                                              25,442    969,849
#*  GTx, Inc.                                                     14,515     24,821
#*  Haemonetics Corp.                                             29,388  1,191,977
*   Hanger, Inc.                                                  33,076  1,213,889
*   Harvard Bioscience, Inc.                                      35,325    208,064
*   Health Management Associates, Inc. Class A                    21,176    271,476
*   Health Net, Inc.                                              77,846  2,366,518
#   HealthSouth Corp.                                             17,216    604,454
*   HealthStream, Inc.                                            17,545    626,707
#*  Healthways, Inc.                                              41,838    402,900
#*  Hemispherx Biopharma, Inc.                                     3,300        726
*   Henry Schein, Inc.                                             8,644    971,845
    Hi-Tech Pharmacal Co., Inc.                                   14,824    638,766
    Hill-Rom Holdings, Inc.                                       24,230  1,000,457
#*  HMS Holdings Corp.                                             5,453    115,222
*   Hologic, Inc.                                                145,374  3,254,924
*   Hooper Holmes, Inc.                                            6,931      4,159
*   Hospira, Inc.                                                 11,600    470,032
    Humana, Inc.                                                  22,241  2,049,508
*   ICU Medical, Inc.                                             13,600    840,480
*   Idera Pharmaceuticals, Inc.                                   20,811     38,292
#*  IDEXX Laboratories, Inc.                                         400     43,144
#*  Illumina, Inc.                                                 9,020    843,460
#*  Immunomedics, Inc.                                            19,800     75,042
*   Impax Laboratories, Inc.                                      67,957  1,376,809

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES    VALUE+
                                                                   ------- ----------
Health Care -- (Continued)
*     Incyte Corp., Ltd.                                             9,122 $  355,758
#*    Infinity Pharmaceuticals, Inc.                                22,264    301,677
#*    Integra LifeSciences Holdings Corp.                           19,299    883,508
*     Intuitive Surgical, Inc.                                       1,500    557,250
      Invacare Corp.                                                33,676    723,024
#*    IPC The Hospitalist Co., Inc.                                  7,278    398,762
#*    Iridex Corp.                                                   1,950     11,641
#*    IsoRay, Inc.                                                   6,500      3,348
*     Jazz Pharmaceuticals P.L.C.                                    4,993    453,065
      Johnson & Johnson                                             61,338  5,680,512
      Kewaunee Scientific Corp.                                      2,037     35,362
#     Kindred Healthcare, Inc.                                      63,035    874,926
*     Laboratory Corp. of America Holdings                           4,480    452,032
      Landauer, Inc.                                                 2,932    141,909
*     Lannett Co., Inc.                                             29,173    688,775
*     LCA-Vision, Inc.                                              17,229     56,683
      LeMaitre Vascular, Inc.                                       15,418    123,961
#*    LHC Group, Inc.                                               19,752    406,891
*     Life Technologies Corp.                                       24,787  1,866,709
*     LifePoint Hospitals, Inc.                                     53,422  2,758,712
*     Luminex Corp.                                                 12,941    252,349
*     Magellan Health Services, Inc.                                29,263  1,717,738
*     Mallinckrodt P.L.C.                                            1,945     81,709
      Masimo Corp.                                                     104      2,664
*     Mast Therapeutics, Inc.                                       19,471      9,541
(d)*  Maxygen, Inc.                                                 41,232      1,237
      McKesson Corp.                                                 8,300  1,297,622
*     MedAssets, Inc.                                               56,505  1,301,310
(d)*  MedCath Corp.                                                 19,024     26,063
*     Medical Action Industries, Inc.                               17,432    105,638
*     Medicines Co. (The)                                           39,914  1,353,883
#*    MediciNova, Inc.                                              12,083     29,845
*     Medidata Solutions, Inc.                                       5,030    554,859
*     Medivation, Inc.                                                 606     36,275
#*    MEDNAX, Inc.                                                  15,393  1,678,145
      Medtronic, Inc.                                               35,647  2,046,138
      Merck & Co., Inc.                                            149,737  6,751,641
#*    Merit Medical Systems, Inc.                                   48,789    780,136
#*    Metabolix, Inc.                                                1,126      1,239
#*    Misonix, Inc.                                                  3,363     14,057
*     Molina Healthcare, Inc.                                       46,900  1,483,916
#*    Momenta Pharmaceuticals, Inc.                                 28,579    468,410
*     MWI Veterinary Supply, Inc.                                    4,880    774,163
*     Mylan, Inc.                                                   25,528    966,745
#*    Myriad Genetics, Inc.                                         24,779    604,112
*     Nanosphere, Inc.                                              19,664     38,345
#     National Healthcare Corp.                                     14,015    678,046
*     National Research Corp. Class A                               14,574    255,628
#     National Research Corp. Class B                                2,429     67,988
*     Natus Medical, Inc.                                           34,369    678,100
#*    Neogen Corp.                                                  12,035    556,235
*     NuVasive, Inc.                                                42,936  1,364,506

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
    Omnicare, Inc.                                               109,511 $ 6,039,532
*   Omnicell, Inc.                                                37,756     871,031
*   OncoGenex Pharmaceutical, Inc.                                   350       2,461
#*  OraSure Technologies, Inc.                                    10,332      67,365
*   Orthofix International NV                                     11,146     228,382
*   Osiris Therapeutics, Inc.                                      4,893      65,126
#   Owens & Minor, Inc.                                           64,899   2,428,521
*   Pacific Biosciences of California, Inc.                        6,720      27,619
#   Pain Therapeutics, Inc.                                       34,082     124,740
#*  PAREXEL International Corp.                                   35,821   1,637,378
    Patterson Cos., Inc.                                          10,176     432,582
*   PDI, Inc.                                                     16,959      80,894
#   PDL BioPharma, Inc.                                           34,563     279,615
    PerkinElmer, Inc.                                             73,180   2,783,767
#*  Pernix Therapeutics Holdings                                   4,944      10,333
    Perrigo Co.                                                    5,287     729,024
    Pfizer, Inc.                                                 427,541  13,116,958
#*  PharMerica Corp.                                              32,772     483,715
#*  PhotoMedex, Inc.                                               9,512     120,232
#*  Pozen, Inc.                                                   31,193     196,048
#*  Progenics Pharmaceuticals, Inc.                               26,897      97,905
*   ProPhase Labs, Inc.                                            6,052      10,046
*   Providence Service Corp. (The)                                14,336     428,503
#*  pSivida Corp.                                                 13,195      32,328
    Quality Systems, Inc.                                          4,390     100,180
#   Quest Diagnostics, Inc.                                       11,000     659,010
#   Questcor Pharmaceuticals, Inc.                                 7,700     472,549
*   Quidel Corp.                                                  26,335     650,474
#*  RadNet, Inc.                                                  10,874      26,641
*   Regeneron Pharmaceuticals, Inc.                                6,200   1,783,120
#*  Repligen Corp.                                                30,484     333,495
#*  Repros Therapeutics, Inc.                                        186       3,355
#   ResMed, Inc.                                                   9,600     496,704
#*  Rigel Pharmaceuticals, Inc.                                   50,219     155,177
*   Rochester Medical Corp.                                       12,087     241,498
*   RTI Biologics, Inc.                                           60,665     169,255
#*  Sagent Pharmaceuticals, Inc.                                   1,415      30,691
*   Salix Pharmaceuticals, Ltd.                                    3,676     263,753
#*  Sangamo Biosciences, Inc.                                     21,281     199,403
#*  Santarus, Inc.                                                24,354     568,179
*   Sciclone Pharmaceuticals, Inc.                                63,164     298,766
#*  Seattle Genetics, Inc.                                         7,900     305,177
    Select Medical Holdings Corp.                                135,195   1,146,454
    Simulations Plus, Inc.                                         1,800       9,432
*   Sirona Dental Systems, Inc.                                   15,186   1,097,188
#*  Skilled Healthcare Group, Inc. Class A                        19,937      84,932
#*  Solta Medical, Inc.                                           68,183     126,139
#   Span-America Medical Systems, Inc.                             3,229      60,867
*   Special Diversified Opportunities, Inc.                       12,404      13,768
*   Spectranetics Corp.                                           25,926     541,594
#   Spectrum Pharmaceuticals, Inc.                                26,500     227,635
    St Jude Medical, Inc.                                         13,900     797,721

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
*   Staar Surgical Co.                                            12,085 $    160,005
#*  StemCells, Inc.                                                1,150        1,530
#*  Stereotaxis, Inc.                                              1,337        5,843
    STERIS Corp.                                                  27,809    1,256,689
    Stryker Corp.                                                  9,409      694,949
#*  Sucampo Pharmaceuticals, Inc. Class A                         13,917       86,285
*   SunLink Health Systems, Inc.                                   1,702        1,370
*   SurModics, Inc.                                               18,031      425,171
*   Symmetry Medical, Inc.                                        41,225      333,922
#*  Synageva BioPharma Corp.                                         557       28,296
*   Targacept, Inc.                                               21,573      102,472
*   Team Health Holdings, Inc.                                    13,423      583,095
    Techne Corp.                                                   3,336      291,533
#   Teleflex, Inc.                                                40,088    3,695,312
*   Tenet Healthcare Corp.                                        31,779    1,499,651
#*  Theravance, Inc.                                               3,874      141,943
    Thermo Fisher Scientific, Inc.                                56,727    5,546,766
*   Thoratec Corp.                                                17,434      752,974
*   Tornier NV                                                     7,902      169,972
*   Transcept Pharmaceuticals, Inc.                               14,106       51,910
*   Triple-S Management Corp. Class B                             26,978      480,478
#*  United Therapeutics Corp.                                      5,700      504,564
    UnitedHealth Group, Inc.                                      49,560    3,382,966
#   Universal American Corp.                                      94,960      704,603
    Universal Health Services, Inc. Class B                       12,318      992,338
#   US Physical Therapy, Inc.                                     10,908      348,183
#   Utah Medical Products, Inc.                                    3,789      210,896
*   Varian Medical Systems, Inc.                                     947       68,733
*   Vascular Solutions, Inc.                                      15,185      297,930
*   VCA Antech, Inc.                                              91,528    2,603,972
#*  Vical, Inc.                                                    6,156        7,695
*   ViroPharma, Inc.                                              60,530    2,349,775
*   WellCare Health Plans, Inc.                                   35,383    2,359,338
    WellPoint, Inc.                                               49,131    4,166,309
    West Pharmaceutical Services, Inc.                            44,666    2,159,601
*   Wright Medical Group, Inc.                                    46,466    1,262,481
#*  XenoPort, Inc.                                                17,035       89,093
#*  Zalicus, Inc.                                                  1,954        8,559
#   Zimmer Holdings, Inc.                                         12,595    1,101,685
    Zoetis, Inc.                                                 134,752    4,266,248
                                                                         ------------
Total Health Care                                                         236,237,292
                                                                         ------------
Industrials -- (12.2%)
    AAON, Inc.                                                    22,666      612,209
    AAR Corp.                                                     44,341    1,298,304
    ABM Industries, Inc.                                          56,530    1,555,140
#   Acacia Research Corp.                                         23,571      355,686
#*  ACCO Brands Corp.                                             85,320      499,122
#*  Accuride Corp.                                                24,116      108,522
    Aceto Corp.                                                   30,976      494,067
    Acme United Corp.                                              1,921       28,123
#   Acorn Energy, Inc.                                            16,783       63,104

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE+
                                                                  ------- ----------
Industrials -- (Continued)
*    Active Power, Inc.                                               960 $    2,851
     Actuant Corp. Class A                                         63,614  2,389,342
#    Acuity Brands, Inc.                                            7,429    746,689
*    Adept Technology, Inc.                                        10,771     89,615
#    ADT Corp. (The)                                               16,852    730,871
#*   Advisory Board Co. (The)                                      12,196    836,646
*    AECOM Technology Corp.                                       110,026  3,496,626
#*   Aegion Corp.                                                  45,505    932,853
#*   AeroCentury Corp.                                              1,149     22,980
#*   Aerovironment, Inc.                                           26,376    715,053
     AGCO Corp.                                                    30,064  1,755,136
*    Air Transport Services Group, Inc.                            71,400    516,936
     Aircastle, Ltd.                                               69,572  1,312,824
     Alamo Group, Inc.                                             13,919    656,838
     Alaska Air Group, Inc.                                        48,307  3,413,373
     Albany International Corp. Class A                            27,301  1,004,950
     Allegiant Travel Co.                                          11,361  1,184,611
     Alliant Techsystems, Inc.                                     14,804  1,611,712
(d)  Allied Defense Group, Inc. (The)                               6,064     31,836
     Allied Motion Technologies, Inc.                               7,832     74,796
     Altra Holdings, Inc.                                          30,432    924,220
     AMERCO                                                        19,302  3,897,653
#*   Ameresco, Inc. Class A                                        11,757    122,978
#    American Railcar Industries, Inc.                             23,316    955,023
     American Science & Engineering, Inc.                           7,892    519,136
#*   American Superconductor Corp.                                 12,387     27,004
*    American Woodmark Corp.                                       14,123    479,052
     AMETEK, Inc.                                                  14,445    690,904
     Ampco-Pittsburgh Corp.                                        10,468    192,716
#*   AMREP Corp.                                                    6,528     52,550
     AO Smith Corp.                                                40,588  2,096,370
#    Apogee Enterprises, Inc.                                      30,486    953,602
     Applied Industrial Technologies, Inc.                         32,827  1,553,045
*    ARC Document Solutions, Inc.                                  56,879    354,925
#    Argan, Inc.                                                   13,114    291,787
     Arkansas Best Corp.                                           28,900    790,993
#*   Armstrong World Industries, Inc.                              20,139  1,076,027
#*   Ascent Solar Technologies, Inc.                               31,175     29,305
     Astec Industries, Inc.                                        26,155    884,301
*    Astronics Corp.                                                8,740    428,784
*    Astronics Corp. Class B                                        1,748     84,411
*    Atlas Air Worldwide Holdings, Inc.                            30,680  1,136,080
*    Avalon Holdings Corp. Class A                                    700      3,626
*    Avis Budget Group, Inc.                                      118,265  3,705,242
     AZZ, Inc.                                                     25,170  1,130,133
*    B/E Aerospace, Inc.                                           17,682  1,435,071
     Babcock & Wilcox Co. (The)                                     4,536    146,105
     Baltic Trading, Ltd.                                          11,628     52,093
     Barnes Group, Inc.                                            54,174  1,925,344
     Barrett Business Services, Inc.                               10,851    903,563
#*   Beacon Roofing Supply, Inc.                                   38,569  1,338,730
     Belden, Inc.                                                  23,622  1,588,816

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Blount International, Inc.                                    12,197 $  148,559
#*  BlueLinx Holdings, Inc.                                       61,893    115,121
    Brady Corp. Class A                                           47,254  1,379,344
*   Breeze-Eastern Corp.                                           7,923     73,882
#   Briggs & Stratton Corp.                                       54,853  1,006,004
    Brink's Co. (The)                                             24,042    754,919
*   Broadwind Energy, Inc.                                            70        511
#*  Builders FirstSource, Inc.                                    61,194    453,448
*   CAI International, Inc.                                       23,007    503,623
    Carlisle Cos., Inc.                                           30,362  2,206,710
*   Casella Waste Systems, Inc. Class A                           26,530    156,792
#*  CBIZ, Inc.                                                    57,012    465,218
    CDI Corp.                                                     20,602    330,662
#   Ceco Environmental Corp.                                      16,485    290,960
#   Celadon Group, Inc.                                           26,129    484,432
#*  Chart Industries, Inc.                                        23,323  2,506,523
    Chicago Bridge & Iron Co. NV                                   4,295    318,217
#   Chicago Rivet & Machine Co.                                      508     16,866
#   Cintas Corp.                                                  14,003    752,941
    CIRCOR International, Inc.                                    18,896  1,393,958
#   CLARCOR, Inc.                                                  7,342    429,360
#*  Clean Harbors, Inc.                                            5,654    349,135
*   CNH Industrial NV                                             21,988    257,919
    Coleman Cable, Inc.                                            6,036    148,486
*   Colfax Corp.                                                  16,318    913,155
*   Columbus McKinnon Corp.                                       21,870    568,839
    Comfort Systems USA, Inc.                                     43,599    812,249
#*  Command Security Corp.                                         5,329      8,153
*   Commercial Vehicle Group, Inc.                                 7,587     59,710
#   Compx International, Inc.                                      2,522     35,787
    Con-way, Inc.                                                 53,807  2,216,848
*   Consolidated Graphics, Inc.                                   11,700    749,853
    Copa Holdings SA Class A                                          68     10,169
*   Copart, Inc.                                                  11,279    363,522
    Corporate Executive Board Co. (The)                            8,386    611,339
*   Costa, Inc.                                                    8,242    165,829
    Courier Corp.                                                 16,697    283,682
    Covanta Holding Corp.                                        114,797  1,971,065
*   Covenant Transportation Group, Inc. Class A                   11,052     72,170
#*  CPI Aerostructures, Inc.                                       6,498     80,575
*   CRA International, Inc.                                       11,485    218,789
    Crane Co.                                                     10,086    640,461
    CSX Corp.                                                    165,538  4,313,920
    Cubic Corp.                                                   24,030  1,261,575
    Cummins, Inc.                                                  5,600    711,312
    Curtiss-Wright Corp.                                          52,171  2,597,072
    Danaher Corp.                                                 20,920  1,508,123
    Deere & Co.                                                    6,000    491,040
    Delta Air Lines, Inc.                                         51,800  1,366,484
#   Deluxe Corp.                                                  16,822    792,148
*   DigitalGlobe, Inc.                                            79,171  2,519,221
*   Dolan Co. (The)                                               31,785     81,687

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#   Donaldson Co., Inc.                                            2,300 $    91,103
    Douglas Dynamics, Inc.                                        25,084     380,524
    Dover Corp.                                                   12,776   1,172,709
#*  Ducommun, Inc.                                                11,679     290,340
#   Dun & Bradstreet Corp. (The)                                   4,626     503,263
#*  DXP Enterprises, Inc.                                         10,820     994,358
*   Dycom Industries, Inc.                                        35,016   1,038,224
    Dynamic Materials Corp.                                       14,706     325,003
#*  Eagle Bulk Shipping, Inc.                                     14,547      80,881
#   Eastern Co. (The)                                              5,585      92,432
    Eaton Corp. P.L.C.                                            29,601   2,088,647
#*  Echo Global Logistics, Inc.                                   16,148     297,285
    Ecology and Environment, Inc. Class A                          2,769      30,459
    EMCOR Group, Inc.                                             62,324   2,309,727
#   Encore Wire Corp.                                             22,353   1,107,144
#*  Energy Recovery, Inc.                                         44,908     262,263
#*  EnerNOC, Inc.                                                 33,287     553,563
#   EnerSys, Inc.                                                 46,160   3,062,716
#*  Engility Holdings, Inc.                                       15,624     483,875
    Ennis, Inc.                                                   32,470     576,343
#*  EnPro Industries, Inc.                                        21,572   1,287,201
    EnviroStar, Inc.                                               1,100       3,300
    Equifax, Inc.                                                 11,845     766,016
    ESCO Technologies, Inc.                                       26,275     948,002
#   Espey Manufacturing & Electronics Corp.                        3,027      98,378
*   Esterline Technologies Corp.                                  33,462   2,682,314
    Exelis, Inc.                                                 102,197   1,685,229
    Expeditors International of Washington, Inc.                  10,482     474,730
#   Exponent, Inc.                                                10,060     760,637
*   Federal Signal Corp.                                          64,194     878,816
    FedEx Corp.                                                   21,280   2,787,680
*   Flow International Corp.                                      49,798     198,694
    Flowserve Corp.                                               10,200     708,594
    Fluor Corp.                                                    8,135     603,780
    Fortune Brands Home & Security, Inc.                          32,275   1,390,407
    Forward Air Corp.                                              7,700     311,696
*   Franklin Covey Co.                                            20,197     379,704
    Franklin Electric Co., Inc.                                   35,544   1,345,340
#   FreightCar America, Inc.                                      13,112     291,611
*   FTI Consulting, Inc.                                          47,609   1,931,973
*   Fuel Tech, Inc.                                               26,879     121,762
*   Furmanite Corp.                                               39,958     449,528
    G&K Services, Inc. Class A                                    20,819   1,299,106
    GATX Corp.                                                    50,833   2,620,441
#*  Genco Shipping & Trading, Ltd.                                42,355     113,088
#*  Gencor Industries, Inc.                                        4,926      44,974
#*  GenCorp, Inc.                                                 18,966     318,629
    Generac Holdings, Inc.                                         6,138     302,910
#   General Cable Corp.                                           56,963   1,875,792
    General Dynamics Corp.                                        22,257   1,928,124
    General Electric Co.                                         856,705  22,394,269
*   Genesee & Wyoming, Inc. Class A                               19,426   1,939,492

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Gibraltar Industries, Inc.                                    33,716 $  539,793
    Global Power Equipment Group, Inc.                            15,083    307,090
#*  Goldfield Corp. (The)                                          9,421     17,900
    Gorman-Rupp Co. (The)                                         15,385    626,785
*   GP Strategies Corp.                                           18,640    522,293
#   Graco, Inc.                                                    4,338    335,154
#*  GrafTech International, Ltd.                                 103,769    923,544
    Graham Corp.                                                   9,534    350,947
    Granite Construction, Inc.                                    40,663  1,315,448
#   Great Lakes Dredge & Dock Corp.                               66,485    539,858
#*  Greenbrier Cos., Inc.                                         32,885    872,768
    Griffon Corp.                                                 69,548    871,436
*   H&E Equipment Services, Inc.                                  37,311    933,894
    Hardinge, Inc.                                                13,131    194,208
    Harsco Corp.                                                  76,570  2,134,772
#*  Hawaiian Holdings, Inc.                                       57,468    474,111
    Heartland Express, Inc.                                       24,726    355,065
#   HEICO Corp.                                                   11,778    631,038
    HEICO Corp. Class A                                           25,945  1,010,817
    Heidrick & Struggles International, Inc.                      19,217    355,899
#*  Heritage-Crystal Clean, Inc.                                   1,954     34,527
    Herman Miller, Inc.                                           11,372    345,026
*   Hertz Global Holdings, Inc.                                   61,491  1,411,833
*   Hexcel Corp.                                                  22,061    933,401
#*  Hill International, Inc.                                      40,646    139,822
    HNI Corp.                                                     22,562    876,534
    Honeywell International, Inc.                                  1,900    164,787
    Houston Wire & Cable Co.                                      21,411    296,971
*   Hub Group, Inc. Class A                                       23,276    854,927
    Hubbell, Inc. Class A                                          1,952    188,954
    Hubbell, Inc. Class B                                          6,877    739,553
*   Hudson Global, Inc.                                           34,265    111,361
    Huntington Ingalls Industries, Inc.                           14,948  1,069,529
    Hurco Cos., Inc.                                               6,280    153,797
*   Huron Consulting Group, Inc.                                  19,115  1,119,566
    Hyster-Yale Materials Handling, Inc.                          13,948  1,094,081
*   ICF International, Inc.                                       21,709    751,566
    IDEX Corp.                                                    20,283  1,402,569
*   IHS, Inc. Class A                                              4,370    476,549
*   II-VI, Inc.                                                   47,224    805,641
#   Illinois Tool Works, Inc.                                     13,917  1,096,520
    Ingersoll-Rand P.L.C.                                         22,300  1,505,919
#*  InnerWorkings, Inc.                                           36,891    353,047
*   Innotrac Corp.                                                 2,916     19,566
#   Innovative Solutions & Support, Inc.                          16,826    132,589
    Insperity, Inc.                                               15,017    580,707
    Insteel Industries, Inc.                                      19,007    315,326
*   Integrated Electrical Services, Inc.                          12,442     57,980
#   Interface, Inc.                                               26,004    526,581
    International Shipholding Corp.                                1,100     27,302
#   Intersections, Inc.                                           18,573    159,171
    Iron Mountain, Inc.                                           19,147    508,161

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    ITT Corp.                                                     29,937 $1,189,397
*   Jacobs Engineering Group, Inc.                                12,712    773,144
#   JB Hunt Transport Services, Inc.                               6,000    450,180
#*  JetBlue Airways Corp.                                        326,826  2,317,196
    John Bean Technologies Corp.                                  16,543    449,639
#   Joy Global, Inc.                                               1,087     61,687
    Kadant, Inc.                                                   1,953     69,917
    Kaman Corp.                                                   30,968  1,151,390
    Kansas City Southern                                          13,629  1,656,196
    KAR Auction Services, Inc.                                    58,679  1,743,940
    KBR, Inc.                                                     23,475    810,827
    Kelly Services, Inc. Class A                                  41,979    875,682
    Kelly Services, Inc. Class B                                     700     14,987
    Kennametal, Inc.                                              22,939  1,055,194
*   Key Technology, Inc.                                           5,258     76,083
    Kforce, Inc.                                                  37,672    741,762
    Kimball International, Inc. Class B                           34,765    406,751
#*  Kirby Corp.                                                   23,203  2,053,233
#   Knight Transportation, Inc.                                   81,536  1,383,666
    Knoll, Inc.                                                    9,371    153,872
*   Korn/Ferry International                                      54,689  1,301,598
*   Kratos Defense & Security Solutions, Inc.                     52,185    442,529
    L-3 Communications Holdings, Inc.                             51,364  5,159,514
    Landstar System, Inc.                                          3,029    167,473
#*  Lawson Products, Inc.                                          8,745    114,734
#*  Layne Christensen Co.                                         23,728    458,900
    LB Foster Co. Class A                                         11,249    525,891
    Lennox International, Inc.                                     6,221    485,611
    Lincoln Electric Holdings, Inc.                               19,400  1,343,256
#   Lindsay Corp.                                                  5,627    427,708
#*  LMI Aerospace, Inc.                                           13,707    215,200
#   LS Starrett Co. (The) Class A                                  6,944     78,953
    LSI Industries, Inc.                                          32,842    302,475
#*  Luna Innovations, Inc.                                         3,800      5,472
*   Lydall, Inc.                                                  17,009    309,904
*   Magnetek, Inc.                                                 1,197     21,690
#*  Manitex International, Inc.                                    3,300     42,669
#   Manitowoc Co., Inc. (The)                                     58,740  1,143,080
    Manpowergroup, Inc.                                           58,135  4,540,344
    Marten Transport, Ltd.                                        38,690    682,492
    Masco Corp.                                                   60,333  1,274,836
#*  MasTec, Inc.                                                  75,702  2,420,193
    Mastech Holdings, Inc.                                           793     11,562
    Matson, Inc.                                                  40,660  1,101,479
    McGrath RentCorp                                              24,586    876,983
*   Meritor, Inc.                                                 42,906    294,764
#*  Metalico, Inc.                                                43,586     71,481
*   Mfri, Inc.                                                     5,730     67,843
*   Middleby Corp.                                                 6,296  1,433,284
    Miller Industries, Inc.                                       13,234    248,005
    Mine Safety Appliances Co.                                    21,994  1,059,231
*   Mistras Group, Inc.                                           14,894    273,454

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Mobile Mini, Inc.                                             51,626 $1,864,731
*   Moog, Inc. Class A                                            39,159  2,338,967
*   Moog, Inc. Class B                                             2,977    180,049
    MSC Industrial Direct Co., Inc. Class A                        2,891    220,786
    Mueller Industries, Inc.                                      35,636  2,148,494
    Mueller Water Products, Inc. Class A                         171,486  1,469,635
#   Multi-Color Corp.                                             15,592    543,069
*   MYR Group, Inc.                                               24,059    636,361
#   National Presto Industries, Inc.                               7,418    523,340
*   National Technical Systems, Inc.                              10,048    229,999
*   Navigant Consulting, Inc.                                     53,474    927,774
#*  Navistar International Corp.                                   4,695    169,771
#*  NCI Building Systems, Inc.                                     1,411     20,361
    Nielsen Holdings NV                                           22,800    899,232
    NL Industries, Inc.                                           44,564    519,616
    NN, Inc.                                                      18,861    303,285
    Nordson Corp.                                                  8,370    603,393
    Norfolk Southern Corp.                                        48,705  4,189,604
    Northrop Grumman Corp.                                        17,610  1,893,251
*   Northwest Pipe Co.                                             9,909    357,021
#*  Ocean Power Technologies, Inc.                                 8,120     19,082
*   Old Dominion Freight Line, Inc.                               44,451  2,084,752
#   Omega Flex, Inc.                                               4,638     94,337
*   On Assignment, Inc.                                           40,261  1,360,419
*   Orbital Sciences Corp.                                        65,692  1,515,514
*   Orion Energy Systems, Inc.                                    20,365     86,551
*   Orion Marine Group, Inc.                                      21,687    271,088
*   Oshkosh Corp.                                                 76,569  3,643,919
*   Owens Corning                                                115,475  4,149,017
    PACCAR, Inc.                                                   6,817    379,025
*   Pacer International, Inc.                                     39,593    315,952
    Pall Corp.                                                     7,100    571,692
    PAM Transportation Services, Inc.                              8,221    143,045
*   Park-Ohio Holdings Corp.                                      12,584    521,103
    Parker Hannifin Corp.                                         10,214  1,192,178
*   Patrick Industries, Inc.                                       9,134    285,712
*   Patriot Transportation Holding, Inc.                           7,423    274,428
*   Pendrell Corp.                                                45,689    101,886
    Pentair, Ltd.                                                 57,632  3,866,531
*   PGT, Inc.                                                     41,352    432,128
    Pike Electric Corp.                                           40,043    432,865
#   Pitney Bowes, Inc.                                             4,400     93,896
#*  PMFG, Inc.                                                     8,778     68,820
#*  Polypore International, Inc.                                  11,353    513,156
*   Powell Industries, Inc.                                       12,981    815,596
#*  PowerSecure International, Inc.                               22,223    401,792
    Precision Castparts Corp.                                      2,800    709,660
    Preformed Line Products Co.                                    5,844    491,013
#   Primoris Services Corp.                                       14,874    387,319
#   Providence and Worcester Railroad Co.                          2,562     52,444
    Quad/Graphics, Inc.                                           12,464    435,243
*   Quality Distribution, Inc.                                    11,361    116,791

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
#   Quanex Building Products Corp.                                41,122 $  731,149
*   Quanta Services, Inc.                                         99,324  3,000,578
#   Raven Industries, Inc.                                        13,629    454,663
    Raytheon Co.                                                  11,993    987,863
*   RBC Bearings, Inc.                                            13,626    937,333
#   RCM Technologies, Inc.                                        10,468     67,519
#*  Real Goods Solar, Inc. Class A                                 3,465     11,608
    Regal-Beloit Corp.                                            19,100  1,400,603
*   Republic Airways Holdings, Inc.                               54,181    638,252
    Republic Services, Inc.                                       61,244  2,049,837
    Resources Connection, Inc.                                    47,834    610,362
*   Roadrunner Transportation Systems, Inc.                       34,018    901,477
    Robert Half International, Inc.                                1,000     38,530
    Rockwell Automation, Inc.                                      9,200  1,015,772
    Rollins, Inc.                                                 11,475    317,169
    Roper Industries, Inc.                                         9,010  1,142,558
#*  RPX Corp.                                                     36,323    648,729
#   RR Donnelley & Sons Co.                                       64,795  1,203,243
*   Rush Enterprises, Inc. Class A                                33,563    960,573
#*  Rush Enterprises, Inc. Class B                                 4,506    109,541
    Ryder System, Inc.                                            57,322  3,773,507
*   Saia, Inc.                                                    27,022    879,026
    Schawk, Inc.                                                  26,443    386,597
*   Sensata Technologies Holding NV                                5,165    194,359
    Servotronics, Inc.                                             1,499     12,652
    SIFCO Industries, Inc.                                         4,888    108,416
    Simpson Manufacturing Co., Inc.                               48,444  1,717,340
    SkyWest, Inc.                                                 65,489    984,955
    SL Industries, Inc.                                            9,000    243,000
#   SmartPros, Ltd.                                                1,700      3,400
    Snap-on, Inc.                                                 22,655  2,357,706
    Southwest Airlines Co.                                       417,610  7,191,244
*   Sparton Corp.                                                 10,134    267,436
*   Spirit Aerosystems Holdings, Inc. Class A                     41,712  1,113,293
*   Spirit Airlines, Inc.                                          1,658     71,543
    SPX Corp.                                                     17,868  1,620,806
#*  Standard Parking Corp.                                        10,006    264,859
#*  Standard Register Co. (The)                                    5,242     44,557
    Standex International Corp.                                   14,134    869,382
    Stanley Black & Decker, Inc.                                  28,315  2,239,433
    Steelcase, Inc. Class A                                       69,400  1,137,466
*   Stericycle, Inc.                                               2,600    302,120
*   Sterling Construction Co., Inc.                               16,504    158,438
#   Sun Hydraulics Corp.                                          12,252    486,159
*   Supreme Industries, Inc. Class A                               9,289     56,849
#*  Swift Transportation Co.                                      18,434    401,677
    Sypris Solutions, Inc.                                        17,625     56,224
#   TAL International Group, Inc.                                 35,655  1,722,493
*   Taser International, Inc.                                     53,936    958,443
#*  Team, Inc.                                                    17,397    648,734
#*  Tecumseh Products Co. Class A                                 13,430    104,754
*   Tecumseh Products Co. Class B                                  2,690     19,610

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Teledyne Technologies, Inc.                                   20,382 $1,810,329
#   Tennant Co.                                                    8,685    527,093
*   Terex Corp.                                                  100,493  3,512,230
*   Tetra Tech, Inc.                                              62,024  1,620,687
#   Textainer Group Holdings, Ltd.                                51,126  1,937,675
    Textron, Inc.                                                 27,184    782,627
*   Thermon Group Holdings, Inc.                                   1,817     42,718
    Timken Co.                                                    13,113    692,498
#   Titan International, Inc.                                     37,195    539,328
#*  Titan Machinery, Inc.                                         23,132    408,048
    Toro Co. (The)                                                 7,800    459,732
    Towers Watson & Co. Class A                                    5,900    677,379
    TransDigm Group, Inc.                                          4,939    718,180
*   TRC Cos., Inc.                                                18,568    142,788
*   Trex Co., Inc.                                                 5,842    410,225
*   Trimas Corp.                                                  27,964  1,058,717
#   Trinity Industries, Inc.                                      77,500  3,923,825
    Triumph Group, Inc.                                           28,344  2,030,848
*   TrueBlue, Inc.                                                43,153  1,065,879
#*  Tufco Technologies, Inc.                                       2,000     10,100
*   Tutor Perini Corp.                                            56,338  1,292,957
    Twin Disc, Inc.                                               16,100    416,507
    Tyco International, Ltd.                                      33,704  1,231,881
*   Ultralife Corp.                                               16,511     64,393
    UniFirst Corp.                                                14,692  1,510,631
    Union Pacific Corp.                                           34,880  5,280,832
*   United Continental Holdings, Inc.                             31,535  1,070,613
#*  United Rentals, Inc.                                          42,810  2,765,098
    United Stationers, Inc.                                       39,596  1,759,646
    United Technologies Corp.                                     20,727  2,202,244
#*  UniTek Global Services, Inc.                                   2,748      3,133
#   Universal Forest Products, Inc.                               23,626  1,250,288
#*  Universal Power Group, Inc.                                    2,111      2,639
*   Universal Security Instruments, Inc.                           1,213      5,792
#   Universal Truckload Services, Inc.                            16,084    428,799
    URS Corp.                                                     78,824  4,273,837
#*  US Airways Group, Inc.                                        40,944    899,540
    US Ecology, Inc.                                              14,165    503,566
*   USA Truck, Inc.                                               12,082    160,449
#*  USG Corp.                                                     53,224  1,453,547
    UTi Worldwide, Inc.                                          108,331  1,646,631
#   Valmont Industries, Inc.                                       5,100    716,550
*   Versar, Inc.                                                   7,645     36,161
    Viad Corp.                                                    23,700    632,790
*   Vicor Corp.                                                   23,646    208,321
*   Virco Manufacturing Corp.                                     21,636     43,921
*   Volt Information Sciences, Inc.                               24,400    212,280
    VSE Corp.                                                      5,353    234,461
*   Wabash National Corp.                                          4,300     50,138
*   WABCO Holdings, Inc.                                           8,200    702,576
    Wabtec Corp.                                                  11,888    774,979
#   Waste Connections, Inc.                                       35,628  1,522,741

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
    Waste Management, Inc.                                        15,718 $    684,362
#   Watsco, Inc.                                                   5,991      570,882
    Watsco, Inc. Class B                                           1,205      115,234
    Watts Water Technologies, Inc. Class A                        30,800    1,779,624
#   Werner Enterprises, Inc.                                      72,968    1,689,939
#*  Wesco Aircraft Holdings, Inc.                                 44,615      817,347
#*  WESCO International, Inc.                                     26,617    2,274,689
*   Willdan Group, Inc.                                            5,554       21,216
#*  Willis Lease Finance Corp.                                     8,183      142,630
    Woodward, Inc.                                                 8,559      343,130
    WW Grainger, Inc.                                              3,802    1,022,624
*   XPO Logistics, Inc.                                           17,219      347,479
    Xylem, Inc.                                                   16,981      585,845
#*  YRC Worldwide, Inc.                                            1,704       16,154
                                                                         ------------
Total Industrials                                                         400,495,413
                                                                         ------------
Information Technology -- (11.2%)
#*  3D Systems Corp.                                              49,813    3,100,361
*   Accelrys, Inc.                                                60,377      564,525
#*  ACI Worldwide, Inc.                                           12,252      675,330
*   Active Network, Inc. (The)                                    14,563      210,290
    Activision Blizzard, Inc.                                     67,323    1,120,255
*   Actuate Corp.                                                 46,265      370,583
*   Acxiom Corp.                                                  75,579    2,511,490
#*  ADDvantage Technologies Group, Inc.                            7,160       18,974
*   Adobe Systems, Inc.                                           18,269      990,180
#   ADTRAN, Inc.                                                  20,707      486,200
*   Advanced Energy Industries, Inc.                              42,574      888,945
#*  Advanced Micro Devices, Inc.                                  51,208      171,035
*   Advanced Photonix, Inc. Class A                                3,200        2,240
    Advent Software, Inc.                                         14,240      477,752
*   Aehr Test Systems                                              2,692        6,865
*   Aeroflex Holding Corp.                                         3,675       28,481
*   Aetrium, Inc.                                                    650        2,308
*   Agilysys, Inc.                                                23,700      278,475
*   Akamai Technologies, Inc.                                      8,346      373,400
#*  Alliance Data Systems Corp.                                    2,000      474,120
*   Alpha & Omega Semiconductor, Ltd.                              5,202       38,287
    Altera Corp.                                                  14,759      495,902
    Amdocs, Ltd.                                                  14,311      550,258
    American Software, Inc. Class A                               24,803      217,026
*   Amkor Technology, Inc.                                       170,484      905,270
    Amphenol Corp. Class A                                         8,719      700,049
*   Amtech Systems, Inc.                                           8,142       65,136
#*  ANADIGICS, Inc.                                               86,065      173,851
    Analog Devices, Inc.                                          16,533      815,077
*   Anaren, Inc.                                                  15,344      383,293
*   Anixter International, Inc.                                   15,883    1,357,838
*   ANSYS, Inc.                                                    6,005      525,137
#   AOL, Inc.                                                     91,685    3,322,664
    Apple, Inc.                                                    3,743    1,955,156
    Applied Materials, Inc.                                       84,677    1,511,484

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   Applied Micro Circuits Corp.                                  68,408 $  797,637
*   ARRIS Group, Inc.                                            120,339  2,149,255
*   Arrow Electronics, Inc.                                      112,721  5,412,862
*   AsiaInfo-Linkage, Inc.                                        49,518    574,409
*   Aspen Technology, Inc.                                         7,189    274,835
    Astro-Med, Inc.                                                7,311     92,703
*   Atmel Corp.                                                   54,133    394,088
*   ATMI, Inc.                                                    35,894    981,342
*   Autobytel, Inc.                                                2,224     18,126
*   Autodesk, Inc.                                                10,099    403,051
    Avago Technologies, Ltd.                                      14,754    670,274
*   AVG Technologies NV                                            1,849     37,165
*   Aviat Networks, Inc.                                          63,193    130,178
*   Avid Technology, Inc.                                         43,600    324,820
    Avnet, Inc.                                                  101,470  4,028,359
    AVX Corp.                                                    120,148  1,591,961
#   Aware, Inc.                                                   18,447     96,478
*   Axcelis Technologies, Inc.                                    96,201    208,756
*   AXT, Inc.                                                     32,748     74,010
#   Badger Meter, Inc.                                             9,967    518,384
#*  Bankrate, Inc.                                                52,788    888,950
#   Bel Fuse, Inc. Class A                                         3,300     68,046
    Bel Fuse, Inc. Class B                                         9,614    202,279
*   Benchmark Electronics, Inc.                                   77,718  1,766,530
    Black Box Corp.                                               25,515    638,896
#   Blackbaud, Inc.                                               15,029    541,044
#*  Blucora, Inc.                                                 44,670  1,055,552
#   Booz Allen Hamilton Holding Corp.                              3,162     62,608
#*  Bottomline Technologies de, Inc.                              22,107    694,602
    Broadcom Corp. Class A                                         3,000     80,160
    Broadridge Financial Solutions, Inc.                           8,165    287,081
*   BroadVision, Inc.                                              4,752     46,047
*   Brocade Communications Systems, Inc.                         447,964  3,592,671
    Brooks Automation, Inc.                                       74,222    715,500
#*  Bsquare Corp.                                                  8,148     26,237
*   BTU International, Inc.                                        6,833     22,617
    CA, Inc.                                                      25,887    822,171
*   Cabot Microelectronics Corp.                                  21,805    891,606
#*  CACI International, Inc. Class A                              29,488  2,122,546
#*  Cadence Design Systems, Inc.                                  24,600    319,062
*   CalAmp Corp.                                                  10,864    255,630
*   Calix, Inc.                                                   53,338    542,447
*   Cardtronics, Inc.                                              9,557    375,112
*   Cascade Microtech, Inc.                                       12,931    132,413
#   Cass Information Systems, Inc.                                10,842    621,572
*   Ceva, Inc.                                                    21,943    314,443
*   Checkpoint Systems, Inc.                                      47,745    812,620
#*  China Information Technology, Inc.                             2,969     13,568
*   ChyronHego Corp.                                               2,300      3,450
*   CIBER, Inc.                                                   92,440    300,430
*   Ciena Corp.                                                    7,954    185,090
#*  Cirrus Logic, Inc.                                            24,009    538,522

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
    Cisco Systems, Inc.                                          247,888 $5,577,480
*   Citrix Systems, Inc.                                           8,516    483,538
#*  Clearfield, Inc.                                               8,316    123,409
    Cognex Corp.                                                  62,694  1,959,188
#*  Cogo Group, Inc.                                               9,130     21,638
    Coherent, Inc.                                                22,020  1,457,504
    Cohu, Inc.                                                    26,029    248,837
    Communications Systems, Inc.                                  13,122    149,722
*   CommVault Systems, Inc.                                        5,207    406,563
    Computer Sciences Corp.                                       24,516  1,207,658
    Computer Task Group, Inc.                                     16,515    282,902
    Compuware Corp.                                              114,697  1,224,964
*   comScore, Inc.                                                 7,079    189,151
    Comtech Telecommunications Corp.                              24,798    744,436
*   Comverse, Inc.                                                    22        695
#*  Concur Technologies, Inc.                                      4,757    497,582
    Concurrent Computer Corp.                                      7,430     54,759
#*  Constant Contact, Inc.                                        11,895    308,199
#   Convergys Corp.                                              126,940  2,505,796
*   CoreLogic, Inc.                                              102,327  3,404,419
    Corning, Inc.                                                237,366  4,056,585
*   CoStar Group, Inc.                                             8,795  1,556,627
*   Cray, Inc.                                                    39,804    890,017
#*  Cree, Inc.                                                    68,311  4,149,893
#*  Crexendo, Inc.                                                 6,718     20,826
#   CSG Systems International, Inc.                               36,325  1,012,015
    CSP, Inc.                                                      2,269     17,154
    CTS Corp.                                                     39,077    727,614
*   CyberOptics Corp.                                              7,973     40,423
#   Cypress Semiconductor Corp.                                    7,184     66,668
    Daktronics, Inc.                                              41,222    493,015
*   Datalink Corp.                                                17,293    177,599
*   Dataram Corp.                                                  1,316      3,211
*   Dealertrack Technologies, Inc.                                38,086  1,420,608
#*  Demand Media, Inc.                                            24,294    116,125
#*  Dice Holdings, Inc.                                           63,896    471,552
#   Diebold, Inc.                                                 48,740  1,460,250
*   Digi International, Inc.                                      26,868    270,829
    Digimarc Corp.                                                 5,363    112,945
*   Digital River, Inc.                                           37,474    668,536
*   Diodes, Inc.                                                  42,436  1,027,800
*   Dot Hill Systems Corp.                                        51,635    149,742
*   DSP Group, Inc.                                               22,785    169,748
    DST Systems, Inc.                                             11,104    941,286
*   DTS, Inc.                                                     15,823    316,460
*   Dynamics Research Corp.                                        9,728     71,987
    EarthLink, Inc.                                              116,896    591,494
*   eBay, Inc.                                                    38,237  2,015,472
#   Ebix, Inc.                                                    29,521    335,949
#*  Echelon Corp.                                                 10,191     22,114
*   EchoStar Corp. Class A                                        39,899  1,913,556
*   Edgewater Technology, Inc.                                     8,479     58,081

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
#*  Elecsys Corp.                                                  1,496 $   13,135
    Electro Rent Corp.                                            26,078    473,055
    Electro Scientific Industries, Inc.                           33,107    396,622
*   Electronic Arts, Inc.                                         19,023    499,354
*   Electronics for Imaging, Inc.                                 45,192  1,550,538
#*  Ellie Mae, Inc.                                                2,429     70,198
#   eMagin Corp.                                                  11,664     32,076
    EMC Corp.                                                     65,000  1,564,550
#*  Emcore Corp.                                                  26,656    142,076
*   Emulex Corp.                                                 101,274    762,593
*   Entegris, Inc.                                               161,194  1,668,358
*   Entropic Communications, Inc.                                 92,050    393,974
*   Envestnet, Inc.                                                3,782    137,287
    EPIQ Systems, Inc.                                            39,574    592,027
    ePlus, Inc.                                                    8,798    478,259
#*  Equinix, Inc.                                                  3,982    643,013
*   Euronet Worldwide, Inc.                                       48,710  2,114,014
*   Exar Corp.                                                    52,119    600,932
*   ExlService Holdings, Inc.                                     22,179    641,195
*   Extreme Networks                                             102,706    550,504
*   F5 Networks, Inc.                                              3,400    277,134
*   Fabrinet                                                      26,218    438,889
#   FactSet Research Systems, Inc.                                 1,700    185,198
    Fair Isaac Corp.                                              37,239  2,133,050
*   Fairchild Semiconductor International, Inc.                  151,838  1,923,787
*   FalconStor Software, Inc.                                     29,232     43,263
*   FARO Technologies, Inc.                                       15,152    719,720
    FEI Co.                                                       30,474  2,714,624
    Fidelity National Information Services, Inc.                 150,228  7,323,615
*   Finisar Corp.                                                 60,798  1,398,962
#*  First Solar, Inc.                                             96,345  4,843,263
*   Fiserv, Inc.                                                  12,226  1,280,429
    FLIR Systems, Inc.                                            15,627    445,057
*   FormFactor, Inc.                                              63,834    333,213
    Forrester Research, Inc.                                      15,618    606,135
*   Freescale Semiconductor, Ltd.                                  7,066    109,099
    Frequency Electronics, Inc.                                    8,185     90,935
*   Gartner, Inc.                                                  8,459    498,658
*   Genpact, Ltd.                                                  6,410    127,110
#*  GigOptix, Inc.                                                 3,278      4,589
*   Global Cash Access Holdings, Inc.                             65,221    541,334
    Global Payments, Inc.                                          5,500    327,140
    Globalscape, Inc.                                              2,198      3,682
#*  Globecomm Systems, Inc.                                       26,305    369,059
*   GSE Systems, Inc.                                             26,843     45,633
*   GSI Group, Inc.                                               36,710    366,366
*   GSI Technology, Inc.                                          27,206    190,986
#*  GT Advanced Technologies, Inc.                                24,000    180,000
#*  Guidance Software, Inc.                                        9,803     85,678
*   Guidewire Software, Inc.                                         500     25,360
    Hackett Group, Inc. (The)                                     41,738    297,175
*   Harmonic, Inc.                                               120,507    880,906

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
    Harris Corp.                                                   9,532 $  590,603
*   Hauppauge Digital, Inc.                                        7,708      2,721
#   Heartland Payment Systems, Inc.                                6,699    270,975
    Hewlett-Packard Co.                                          236,991  5,775,471
*   Hittite Microwave Corp.                                        9,389    599,863
*   Hutchinson Technology, Inc.                                   29,439    109,513
    IAC/InterActiveCorp                                          115,491  6,166,065
#*  ID Systems, Inc.                                              11,992     62,358
*   Identive Group, Inc.                                          42,924     27,467
#*  IEC Electronics Corp.                                          7,468     32,112
*   iGATE Corp.                                                   22,110    703,982
#*  iGO, Inc.                                                        776      2,274
#*  Ikanos Communications, Inc.                                    8,330     10,912
*   Imation Corp.                                                 39,287    182,685
*   Immersion Corp.                                               21,510    273,607
*   Infinera Corp.                                                82,316    840,446
*   Informatica Corp.                                              6,484    250,282
*   Ingram Micro, Inc. Class A                                   149,359  3,460,648
*   Innodata, Inc.                                                21,458     51,499
#*  Inphi Corp.                                                   22,079    325,444
*   Insight Enterprises, Inc.                                     64,391  1,356,718
*   Integrated Device Technology, Inc.                           187,332  1,993,212
*   Integrated Silicon Solution, Inc.                             30,568    329,523
    Intel Corp.                                                  277,316  6,774,830
*   Intellicheck Mobilisa, Inc.                                    2,300      1,035
*   Interactive Intelligence Group, Inc.                           7,937    487,729
    InterDigital, Inc.                                             3,715    143,956
*   Internap Network Services Corp.                               55,781    405,528
*   International Rectifier Corp.                                 83,537  2,175,303
#*  Interphase Corp.                                               4,200     17,094
    Intersil Corp. Class A                                       143,171  1,597,788
#   inTEST Corp.                                                   2,202      8,478
#*  Intevac, Inc.                                                 24,856    126,766
*   IntraLinks Holdings, Inc.                                     15,269    158,645
*   IntriCon Corp.                                                 6,777     30,022
    Intuit, Inc.                                                   6,400    457,024
#*  Inuvo, Inc.                                                    3,127      5,128
#   IPG Photonics Corp.                                            9,261    613,726
*   Iteris, Inc.                                                  13,000     26,650
#*  Itron, Inc.                                                   34,883  1,488,458
*   Ixia                                                          55,569    787,968
    IXYS Corp.                                                    35,507    412,946
#   j2 Global, Inc.                                               25,250  1,388,245
    Jabil Circuit, Inc.                                           49,752  1,037,827
    Jack Henry & Associates, Inc.                                 10,749    587,003
#*  JDS Uniphase Corp.                                            26,000    340,340
*   Juniper Networks, Inc.                                       142,061  2,648,017
#*  Kemet Corp.                                                   49,217    279,060
#*  Key Tronic Corp.                                              11,045    119,838
    KLA-Tencor Corp.                                              11,000    721,600
*   Kopin Corp.                                                   75,094    275,595
*   Kulicke & Soffa Industries, Inc.                              83,769  1,080,620

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   KVH Industries, Inc.                                          18,537 $   254,698
*   Lam Research Corp.                                            47,402   2,570,610
*   Lattice Semiconductor Corp.                                  128,936     661,442
#   Leidos Holdings, Inc.                                         13,282     625,449
    Lender Processing Services, Inc.                               8,446     291,556
    Lexmark International, Inc. Class A                           66,659   2,369,727
*   LGL Group, Inc. (The)                                          1,300       7,722
*   Limelight Networks, Inc.                                      99,614     191,259
#   Linear Technology Corp.                                        3,740     153,864
#*  Lionbridge Technologies, Inc.                                 26,308     114,703
#*  Liquidity Services, Inc.                                       1,243      32,455
    Littelfuse, Inc.                                              14,744   1,253,682
*   LoJack Corp.                                                  26,126     114,432
    LSI Corp.                                                     52,348     443,911
*   LTX-Credence Corp.                                            54,157     331,982
*   Magnachip Semiconductor Corp.                                 39,632     740,722
*   Management Network Group, Inc.                                 1,166       3,218
*   Manhattan Associates, Inc.                                     8,910     949,004
#   ManTech International Corp. Class A                           26,394     737,448
    Marchex, Inc. Class B                                         28,607     255,174
    Marvell Technology Group, Ltd.                               258,459   3,101,508
#*  Mattersight Corp.                                              2,773      11,730
#*  Mattson Technology, Inc.                                      53,844     159,378
    Maxim Integrated Products, Inc.                               16,551     491,565
    MAXIMUS, Inc.                                                 36,062   1,747,204
#*  MaxLinear, Inc. Class A                                        7,390      63,997
#*  Maxwell Technologies, Inc.                                    29,925     224,438
*   Measurement Specialties, Inc.                                 15,274     851,220
    Mentor Graphics Corp.                                        115,618   2,552,845
#*  Mercury Systems, Inc.                                         36,698     338,356
    Mesa Laboratories, Inc.                                        2,579     179,576
    Methode Electronics, Inc.                                     42,014   1,074,718
    Micrel, Inc.                                                  58,395     537,234
#   Microchip Technology, Inc.                                    12,600     541,296
*   Micron Technology, Inc.                                      569,578  10,070,139
#*  MICROS Systems, Inc.                                          12,220     662,935
*   Microsemi Corp.                                               83,904   2,108,508
#*  Millennial Media, Inc.                                         5,308      37,315
#*  Mindspeed Technologies, Inc.                                  39,726     114,808
    MKS Instruments, Inc.                                         58,355   1,729,642
#   MOCON, Inc.                                                    7,200     100,440
*   ModusLink Global Solutions, Inc.                              41,970     172,916
    Molex, Inc.                                                    8,705     336,013
    Molex, Inc. Class A                                           21,424     824,824
*   MoneyGram International, Inc.                                  3,282      69,283
    Monolithic Power Systems, Inc.                                31,902   1,015,760
    Monotype Imaging Holdings, Inc.                               34,236     966,140
#*  Monster Worldwide, Inc.                                      108,437     468,448
#*  MoSys, Inc.                                                   34,527     151,919
    Motorola Solutions, Inc.                                       9,075     567,369
*   Move, Inc.                                                    21,403     363,209
    MTS Systems Corp.                                             11,683     763,134

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   Multi-Fineline Electronix, Inc.                               22,775 $  305,413
#*  Nanometrics, Inc.                                             21,530    400,027
#*  NAPCO Security Technologies, Inc.                             11,790     66,260
    National Instruments Corp.                                    11,250    326,813
#*  NCI, Inc. Class A                                              7,471     42,585
*   NCR Corp.                                                     22,900    836,995
#*  NeoPhotonics Corp.                                             3,057     21,674
    NetApp, Inc.                                                  24,000    931,440
*   NETGEAR, Inc.                                                 33,758    970,880
#*  Netlist, Inc.                                                 10,407      8,537
*   Netscout Systems, Inc.                                        26,955    763,366
#*  NetSuite, Inc.                                                 4,884    492,698
*   NeuStar, Inc. Class A                                          7,297    335,078
*   Newport Corp.                                                 44,162    700,851
    NIC, Inc.                                                     15,484    381,216
#*  Novatel Wireless, Inc.                                        39,494    121,049
*   Nuance Communications, Inc.                                   22,798    354,737
#*  Numerex Corp. Class A                                          5,996     70,813
    NVIDIA Corp.                                                  38,551    585,204
#*  Oclaro, Inc.                                                  74,291    151,554
*   Official Payments Holdings, Inc.                              16,383    136,634
#*  OmniVision Technologies, Inc.                                 64,775    907,498
#*  ON Semiconductor Corp.                                        56,713    400,394
*   Onvia, Inc.                                                      700      3,430
*   Oplink Communications, Inc.                                   26,521    484,008
#   Optical Cable Corp.                                            6,626     26,438
*   OSI Systems, Inc.                                             15,752  1,147,376
#*  Pandora Media, Inc.                                            1,300     32,669
*   PAR Technology Corp.                                          12,088     67,209
    Park Electrochemical Corp.                                    22,633    634,856
#*  Parkervision, Inc.                                             2,838      7,776
    PC Connection, Inc.                                           27,310    545,927
    PC-Tel, Inc.                                                  23,419    215,689
#*  PCM, Inc.                                                     12,900    135,708
*   PDF Solutions, Inc.                                           21,746    499,506
    Perceptron, Inc.                                               9,285    129,897
*   Perficient, Inc.                                              34,541    624,847
*   Performance Technologies, Inc.                                10,667     33,068
*   Pericom Semiconductor Corp.                                   26,855    216,988
*   Photronics, Inc.                                              68,273    573,493
#*  Pixelworks, Inc.                                              12,700     57,531
#*  Planar Systems, Inc.                                          16,655     34,809
    Plantronics, Inc.                                             28,049  1,204,424
*   Plexus Corp.                                                  33,917  1,298,343
*   PLX Technology, Inc.                                          37,157    224,428
*   PMC - Sierra, Inc.                                           217,500  1,276,725
#*  Polycom, Inc.                                                117,441  1,221,386
    Power Integrations, Inc.                                      14,548    835,637
*   PRGX Global, Inc.                                             23,205    166,612
#*  Procera Networks, Inc.                                         6,930     98,060
*   Progress Software Corp.                                       45,735  1,187,281
*   PROS Holdings, Inc.                                            7,157    253,000

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   PTC, Inc.                                                     13,187 $  365,544
#*  Pulse Electronics Corp.                                          600      2,229
    QAD, Inc. Class A                                              8,223    122,687
    QAD, Inc. Class B                                              2,342     29,509
*   QLIK Technologies, Inc.                                          700     17,738
*   QLogic Corp.                                                  88,244  1,089,813
    QUALCOMM, Inc.                                                 1,946    135,189
*   Qualstar Corp.                                                 6,493      8,506
#*  Quantum Corp.                                                 51,697     64,104
#*  QuickLogic Corp.                                              10,134     39,016
*   Qumu Corp.                                                    10,312    154,474
#*  Rackspace Hosting, Inc.                                          600     30,738
*   Radisys Corp.                                                 29,188     88,148
*   Rainmaker Systems, Inc.                                        3,113      1,557
#*  Rambus, Inc.                                                  64,753    565,941
*   RealNetworks, Inc.                                            37,272    285,876
*   Red Hat, Inc.                                                  6,300    272,601
*   Reis, Inc.                                                    11,179    201,110
*   Relm Wireless Corp.                                            7,900     20,777
#*  Remark Media, Inc.                                               844      2,946
*   Responsys, Inc.                                               18,021    294,463
#   RF Industries, Ltd.                                            7,730     71,039
*   RF Micro Devices, Inc.                                       250,701  1,316,180
    Richardson Electronics, Ltd.                                  15,984    184,136
#*  Riverbed Technology, Inc.                                     14,550    215,631
*   Rofin-Sinar Technologies, Inc.                                27,404    719,355
*   Rogers Corp.                                                  14,886    907,451
*   Rosetta Stone, Inc.                                           23,564    357,702
*   Rovi Corp.                                                    24,996    418,933
#*  Rubicon Technology, Inc.                                      18,870    162,282
#*  Rudolph Technologies, Inc.                                    36,006    381,664
*   Saba Software, Inc.                                           13,285    154,106
    SanDisk Corp.                                                 34,190  2,376,205
*   Sanmina Corp.                                                 93,098  1,355,507
*   Sapient Corp.                                                 26,378    417,036
*   ScanSource, Inc.                                              28,724  1,104,725
#   Science Applications International Corp.                       7,589    267,512
*   Scientific Learning Corp.                                      3,710      1,836
*   Seachange International, Inc.                                 38,662    548,614
    Seagate Technology P.L.C.                                     21,998  1,070,863
*   Selectica, Inc.                                                  628      4,258
*   Semtech Corp.                                                 41,469  1,290,101
#*  ServiceSource International, Inc.                              3,531     38,205
#*  Sevcon, Inc.                                                   1,971      9,362
*   ShoreTel, Inc.                                                50,584    402,143
*   Sigma Designs, Inc.                                           35,547    193,376
#*  Silicon Graphics International Corp.                          14,772    188,638
*   Silicon Image, Inc.                                           80,653    423,428
*   Silicon Laboratories, Inc.                                    20,030    805,607
*   Skyworks Solutions, Inc.                                      22,976    592,321
*   Smith Micro Software, Inc.                                    38,073     30,839
#*  SMTC Corp.                                                     4,872      9,500

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   SolarWinds, Inc.                                              12,382 $  448,105
    Solera Holdings, Inc.                                          6,600    371,052
*   Sonus Networks, Inc.                                         276,853    830,559
#*  Spansion, Inc. Class A                                        62,265    745,312
#*  Spark Networks, Inc.                                          10,005     71,636
#*  Speed Commerce, Inc.                                          27,494    100,903
*   SS&C Technologies Holdings, Inc.                              71,765  2,820,365
*   Stamps.com, Inc.                                              12,830    582,995
*   StarTek, Inc.                                                 15,566     97,443
*   Stratasys, Ltd.                                               14,377  1,627,908
#*  SunEdison, Inc.                                              206,218  1,917,827
#*  SunPower Corp.                                               136,646  4,125,343
*   Super Micro Computer, Inc.                                    34,926    486,170
    Supertex, Inc.                                                13,088    333,875
*   support.com, Inc.                                             47,103    210,079
*   Sykes Enterprises, Inc.                                       48,182    901,967
    Symantec Corp.                                                22,610    514,151
*   Symmetricom, Inc.                                             47,469    340,353
#*  Synaptics, Inc.                                               17,683    822,260
*   SYNNEX Corp.                                                  42,692  2,617,020
*   Synopsys, Inc.                                                31,373  1,143,546
#   Syntel, Inc.                                                   4,100    351,944
*   Take-Two Interactive Software, Inc.                           56,803  1,017,342
    TE Connectivity, Ltd.                                         20,820  1,072,022
*   Tech Data Corp.                                               51,682  2,690,565
*   TeleCommunication Systems, Inc. Class A                       58,380    133,106
*   Telenav, Inc.                                                 43,915    318,384
*   TeleTech Holdings, Inc.                                       34,566    914,962
    Tellabs, Inc.                                                383,621    936,035
*   Teradata Corp.                                                 2,900    127,803
#*  Teradyne, Inc.                                                73,504  1,285,585
#   Tessco Technologies, Inc.                                     10,869    385,089
    Tessera Technologies, Inc.                                    58,211  1,107,173
*   TheStreet, Inc.                                               29,582     69,518
#*  TIBCO Software, Inc.                                          10,754    264,118
    Total System Services, Inc.                                   13,567    404,704
    Transact Technologies, Inc.                                    7,182     99,040
#*  Trimble Navigation, Ltd.                                      14,440    412,551
*   Trio Tech International                                        2,616      8,764
#*  TriQuint Semiconductor, Inc.                                 183,190  1,452,697
*   Trulia, Inc.                                                   2,655    106,120
    TSR, Inc.                                                        722      2,448
*   TTM Technologies, Inc.                                        87,884    768,985
*   Tyler Technologies, Inc.                                      14,547  1,406,840
*   Ultimate Software Group, Inc.                                  2,149    331,978
*   Ultra Clean Holdings                                          24,068    224,073
*   Ultratech, Inc.                                               21,900    521,001
#*  Unisys Corp.                                                  11,891    313,328
#   United Online, Inc.                                          106,987    924,368
#*  Unwired Planet, Inc.                                          71,539    115,893
*   USA Technologies, Inc.                                         1,583      3,024
#*  UTStarcom Holdings Corp.                                      13,432     37,610

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE+
                                                                 ------- ------------
Information Technology -- (Continued)
#*  ValueClick, Inc.                                              48,025 $    922,560
#*  Veeco Instruments, Inc.                                       37,673    1,100,428
*   VeriFone Systems, Inc.                                        25,658      581,410
*   Verint Systems, Inc.                                           6,025      220,033
#*  VeriSign, Inc.                                                 7,900      428,812
#*  ViaSat, Inc.                                                  24,715    1,634,156
#*  Viasystems Group, Inc.                                        17,945      269,175
*   Vicon Industries, Inc.                                         1,600        4,720
*   Video Display Corp.                                            6,495       23,512
*   Virtusa Corp.                                                 30,447      946,293
    Visa, Inc. Class A                                            37,703    7,415,049
*   Vishay Intertechnology, Inc.                                 169,836    2,083,888
*   Vishay Precision Group, Inc.                                  17,886      293,330
#*  VistaPrint NV                                                  7,396      399,754
#*  Vringo, Inc.                                                     900        2,538
    Wayside Technology Group, Inc.                                 4,672       61,203
#*  Web.com Group, Inc.                                           29,853      804,538
#*  WebMD Health Corp.                                             2,424       85,373
*   Westell Technologies, Inc. Class A                            54,239      194,718
    Western Digital Corp.                                        122,881    8,556,204
*   WEX, Inc.                                                     15,860    1,480,531
    Xerox Corp.                                                  731,469    7,270,802
    Xilinx, Inc.                                                  17,283      784,994
*   XO Group, Inc.                                                33,845      469,769
    Xyratex, Ltd.                                                 32,545      323,497
*   Yahoo!, Inc.                                                  90,899    2,993,304
*   Zebra Technologies Corp. Class A                              20,692      999,631
#*  Zix Corp.                                                     31,988      130,511
*   Zygo Corp.                                                    22,493      347,292
*   Zynga, Inc. Class A                                          243,950      875,781
                                                                         ------------
Total Information Technology                                              366,911,489
                                                                         ------------
Materials -- (5.3%)
    A Schulman, Inc.                                              32,206    1,066,663
#*  AEP Industries, Inc.                                           4,480      266,202
    Air Products & Chemicals, Inc.                                 6,000      654,060
    Airgas, Inc.                                                   7,100      774,397
    Albemarle Corp.                                               12,074      799,178
#   Alcoa, Inc.                                                  555,703    5,151,367
#   Allegheny Technologies, Inc.                                 102,067    3,378,418
#*  Allied Nevada Gold Corp.                                       2,500       10,200
#*  AM Castle & Co.                                               25,873      370,243
    AMCOL International Corp.                                     20,163      646,829
*   American Biltrite, Inc.                                           22        8,913
#*  American Pacific Corp.                                         6,493      295,561
    American Vanguard Corp.                                       28,100      733,410
    Aptargroup, Inc.                                              13,500      866,160
*   Arabian American Development Co.                              16,186      147,293
    Ashland, Inc.                                                 54,786    5,070,444
    Avery Dennison Corp.                                          16,643      784,218
    Axiall Corp.                                                  33,004    1,283,525
#   Balchem Corp.                                                  8,962      513,164

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Materials -- (Continued)
    Ball Corp.                                                    12,700 $  620,903
    Bemis Co., Inc.                                               49,227  1,964,157
#   Cabot Corp.                                                   61,093  2,847,545
*   Calgon Carbon Corp.                                           37,204    742,220
#   Carpenter Technology Corp.                                    14,069    834,714
    Celanese Corp. Series A                                        6,391    357,960
#*  Century Aluminum Co.                                         107,942    936,936
    CF Industries Holdings, Inc.                                   2,563    552,583
    Chase Corp.                                                    8,818    266,833
*   Chemtura Corp.                                               103,367  2,532,491
*   Clearwater Paper Corp.                                        22,678  1,184,245
#   Cliffs Natural Resources, Inc.                               112,054  2,877,547
*   Coeur d'Alene Mines Corp.                                    100,299  1,224,651
    Commercial Metals Co.                                        134,148  2,462,957
#   Compass Minerals International, Inc.                           3,600    268,092
*   Contango ORE, Inc.                                             1,008      9,274
*   Continental Materials Corp.                                       73      1,277
#*  Core Molding Technologies, Inc.                                8,483     91,616
*   Crown Holdings, Inc.                                           6,500    283,400
    Cytec Industries, Inc.                                        44,664  3,711,132
    Deltic Timber Corp.                                            6,776    432,851
    Domtar Corp.                                                  36,566  3,097,506
    Dow Chemical Co. (The)                                        88,875  3,507,896
    Eagle Materials, Inc.                                         35,734  2,680,407
    Eastman Chemical Co.                                          14,287  1,125,673
    Ecolab, Inc.                                                   9,795  1,038,270
    EI du Pont de Nemours & Co.                                    1,400     85,680
*   Ferro Corp.                                                   93,371  1,197,950
#*  Flotek Industries, Inc.                                        3,249     69,464
    FMC Corp.                                                     10,200    742,152
    Freeport-McMoRan Copper & Gold, Inc.                          75,802  2,786,481
#   Friedman Industries, Inc.                                     10,403    103,198
    FutureFuel Corp.                                              37,704    656,427
#*  General Moly, Inc.                                            85,417    140,084
    Globe Specialty Metals, Inc.                                  12,895    226,178
#*  Golden Minerals Co.                                           12,619      9,717
*   Graphic Packaging Holding Co.                                340,196  2,857,646
    Greif, Inc. Class A                                           12,716    680,179
    Greif, Inc. Class B                                            8,346    474,470
    Hawkins, Inc.                                                 10,342    372,415
    Haynes International, Inc.                                    12,644    681,512
    HB Fuller Co.                                                 44,500  2,130,215
*   Headwaters, Inc.                                              58,852    513,778
#   Hecla Mining Co.                                             310,378    968,379
#*  Horsehead Holding Corp.                                       50,815    737,326
    Huntsman Corp.                                               114,685  2,662,986
    Innophos Holdings, Inc.                                       20,019  1,003,352
    Innospec, Inc.                                                18,013    829,679
    International Flavors & Fragrances, Inc.                       1,827    151,001
    International Paper Co.                                       67,274  3,001,093
#   Intrepid Potash, Inc.                                         27,179    403,608
#   Kaiser Aluminum Corp.                                         21,204  1,430,210

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- ----------
Materials -- (Continued)
    KapStone Paper and Packaging Corp.                            48,479 $2,518,969
    KMG Chemicals, Inc.                                           12,211    243,976
    Koppers Holdings, Inc.                                         5,119    227,847
*   Kraton Performance Polymers, Inc.                             31,859    677,641
#   Kronos Worldwide, Inc.                                        23,380    362,624
*   Landec Corp.                                                  29,248    342,494
*   Louisiana-Pacific Corp.                                      148,940  2,533,469
*   LSB Industries, Inc.                                          18,179    667,533
    LyondellBasell Industries NV Class A                          10,566    788,224
#   Martin Marietta Materials, Inc.                                5,997    588,246
    Materion Corp.                                                23,238    692,725
#*  McEwen Mining, Inc.                                          189,521    405,575
    MeadWestvaco Corp.                                            99,011  3,450,533
*   Mercer International, Inc.                                    54,437    435,496
    Minerals Technologies, Inc.                                   34,080  1,929,950
#*  Mines Management, Inc.                                         9,985      5,991
    Mosaic Co. (The)                                              21,981  1,007,829
    Myers Industries, Inc.                                        37,755    672,794
    Neenah Paper, Inc.                                            16,629    684,117
#   NewMarket Corp.                                                1,500    467,040
    Newmont Mining Corp.                                          15,800    430,708
#   Noranda Aluminum Holding Corp.                                30,896     84,037
*   Northern Technologies International Corp.                      3,755     63,872
#   Nucor Corp.                                                   23,318  1,207,173
#   Olin Corp.                                                    79,988  1,800,530
    Olympic Steel, Inc.                                           12,310    336,925
#*  OM Group, Inc.                                                36,502  1,241,068
*   OMNOVA Solutions, Inc.                                        45,019    391,665
*   Owens-Illinois, Inc.                                          23,179    736,860
    Packaging Corp. of America                                    21,228  1,322,080
*   Penford Corp.                                                 11,940    162,384
    PH Glatfelter Co.                                             47,126  1,234,701
    PolyOne Corp.                                                 78,982  2,393,155
    PPG Industries, Inc.                                           3,826    698,551
    Quaker Chemical Corp.                                         13,900  1,055,149
    Reliance Steel & Aluminum Co.                                 70,931  5,198,533
*   Resolute Forest Products, Inc.                                18,239    291,642
    Rock Tenn Co. Class A                                         38,374  4,106,402
    Rockwood Holdings, Inc.                                       16,722  1,057,666
#   Royal Gold, Inc.                                              11,268    541,315
    RPM International, Inc.                                       30,156  1,167,640
#*  RTI International Metals, Inc.                                33,542  1,137,074
#   Schnitzer Steel Industries, Inc. Class A                      28,790    836,062
    Schweitzer-Mauduit International, Inc.                        31,776  1,966,299
    Scotts Miracle-Gro Co. (The) Class A                           5,700    334,704
    Sealed Air Corp.                                             172,201  5,197,026
#*  Senomyx, Inc.                                                 18,977     70,215
    Sensient Technologies Corp.                                   48,969  2,552,754
    Sherwin-Williams Co. (The)                                     4,900    921,200
    Sigma-Aldrich Corp.                                            6,719    580,723
    Silgan Holdings, Inc.                                          8,035    362,137
#*  Silver Bull Resources, Inc.                                    3,700      1,313

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE+
                                                                   ------- ------------
Materials -- (Continued)
*     Solitario Exploration & Royalty Corp.                          1,300 $      1,157
      Sonoco Products Co.                                           13,000      528,320
      Steel Dynamics, Inc.                                         215,289    3,868,743
      Stepan Co.                                                    14,000      824,180
#*    Stillwater Mining Co.                                        135,749    1,481,022
*     SunCoke Energy, Inc.                                          74,371    1,487,420
      Synalloy Corp.                                                 8,022      129,074
#*    Texas Industries, Inc.                                        25,441    1,366,182
      Tredegar Corp.                                                22,267      650,642
      Tronox, Ltd. Class A                                           5,531      127,711
*     United States Lime & Minerals, Inc.                            5,495      305,302
#     United States Steel Corp.                                    141,607    3,524,598
#*    Universal Stainless & Alloy Products, Inc.                     7,514      242,852
#     Valhi, Inc.                                                   24,600      451,902
      Valspar Corp. (The)                                           25,504    1,784,515
#*    Verso Paper Corp.                                              1,365          976
      Vulcan Materials Co.                                          75,124    4,022,890
#     Walter Energy, Inc.                                           61,308      974,184
#     Wausau Paper Corp.                                            55,527      649,666
      Westlake Chemical Corp.                                       46,688    5,015,225
      Worthington Industries, Inc.                                  59,393    2,407,792
*     WR Grace & Co.                                                 7,182      658,302
#     Zep, Inc.                                                     21,570      429,027
*     Zoltek Cos., Inc.                                             38,977      650,916
                                                                           ------------
Total Materials                                                             173,155,795
                                                                           ------------
Other -- (0.0%)
(d)*  Brooklyn Federal Bancorp, Inc. Escrow Shares                   6,039           --
(d)*  FRD Acquisition Co Escrow Shares                              14,091           --
(d)*  Gerber Scientific, Inc. Escrow Shares                         24,204           --
(d)*  Price Communications Liquidation Trust                         8,600           --
(d)*  Softbrands, Inc. Escrow Shares                                 5,800           --
                                                                           ------------
Total Other                                                                          --
                                                                           ------------
Telecommunication Services -- (1.7%)
#     Alteva                                                         5,727       43,812
      AT&T, Inc.                                                   570,322   20,645,656
      Atlantic Tele-Network, Inc.                                   15,302      848,037
#*    Boingo Wireless, Inc.                                          1,855       12,577
*     Cbeyond, Inc.                                                 31,959      205,816
#     CenturyLink, Inc.                                             95,717    3,240,978
*     Cincinnati Bell, Inc.                                         48,400      138,424
#     Consolidated Communications Holdings, Inc.                    30,343      565,290
*     Crown Castle International Corp.                               9,445      718,009
#     Frontier Communications Corp.                                773,163    3,409,649
*     General Communication, Inc. Class A                           47,166      448,549
#*    Hawaiian Telcom Holdco, Inc.                                   2,120       56,350
      HickoryTech Corp.                                             12,468      166,822
      IDT Corp. Class B                                             19,006      416,041
      Inteliquent, Inc.                                             35,628      457,820
#*    Iridium Communications, Inc.                                  78,908      475,815
*     Leap Wireless International, Inc.                             39,583      637,286

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Telecommunication Services -- (Continued)
#*  Level 3 Communications, Inc.                                  11,404 $   348,392
    Lumos Networks Corp.                                          17,987     395,894
#*  NII Holdings, Inc.                                            10,211      35,126
#   NTELOS Holdings Corp.                                          2,810      53,502
*   ORBCOMM, Inc.                                                 49,673     299,528
*   Premiere Global Services, Inc.                                55,230     497,622
    PTGi Holding, Inc.                                             3,645      12,830
*   SBA Communications Corp. Class A                               3,000     262,410
#   Shenandoah Telecommunications Co.                             25,746     713,937
#*  Sprint Corp.                                                 172,026   1,157,735
*   Straight Path Communications, Inc. Class B                     9,503      51,886
    T-Mobile US, Inc.                                             37,030   1,026,842
    Telephone & Data Systems, Inc.                                98,813   3,080,989
*   tw telecom, Inc.                                               6,182     194,857
#   United States Cellular Corp.                                  27,886   1,349,682
    USA Mobility, Inc.                                            23,864     356,051
    Verizon Communications, Inc.                                 219,736  11,098,865
*   Vonage Holdings Corp.                                        230,504     859,780
#   Windstream Holdings, Inc.                                    163,989   1,402,106
                                                                         -----------
Total Telecommunication Services                                          55,684,965
                                                                         -----------
Utilities -- (1.1%)
    AES Corp.                                                    172,199   2,426,284
    AGL Resources, Inc.                                            9,505     454,909
    ALLETE, Inc.                                                  10,955     553,556
    Alliant Energy Corp.                                              53       2,768
    American States Water Co.                                     10,468     298,129
#   Aqua America, Inc.                                            15,907     400,538
    Artesian Resources Corp. Class A                               2,239      51,273
    Atmos Energy Corp.                                             8,582     379,925
    Avista Corp.                                                  16,380     455,200
    Black Hills Corp.                                             12,064     611,886
#*  Cadiz, Inc.                                                    2,750      14,163
#   California Water Service Group                                13,678     298,180
*   Calpine Corp.                                                 62,871   1,268,108
    Chesapeake Utilities Corp.                                     3,436     186,953
    Cleco Corp.                                                    6,815     315,807
    CMS Energy Corp.                                              17,300     475,058
    Connecticut Water Service, Inc.                                3,934     126,085
#   Consolidated Water Co., Ltd.                                  13,018     195,791
#   Delta Natural Gas Co., Inc.                                    1,858      41,471
*   Dynegy, Inc.                                                   8,448     164,145
    El Paso Electric Co.                                          10,875     382,474
    Empire District Electric Co. (The)                            11,620     261,334
#   Gas Natural, Inc.                                              1,949      19,432
#*  Genie Energy, Ltd. Class B                                    22,104     228,334
    Great Plains Energy, Inc.                                     13,107     307,228
#   Hawaiian Electric Industries, Inc.                             8,438     224,198
    IDACORP, Inc.                                                  8,295     428,022
    Integrys Energy Group, Inc.                                    7,049     413,635
#   ITC Holdings Corp.                                             4,668     469,554
    Laclede Group, Inc. (The)                                      8,461     398,259

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    SHARES      VALUE+
                                                                    ------- --------------
Utilities -- (Continued)
       MDU Resources Group, Inc.                                      6,672 $      198,692
       MGE Energy, Inc.                                               6,319        355,823
       Middlesex Water Co.                                            7,850        162,730
       National Fuel Gas Co.                                          2,800        200,340
       New Jersey Resources Corp.                                    11,097        510,795
       Northeast Utilities                                           15,733        674,788
#      Northwest Natural Gas Co.                                      6,831        296,670
       NorthWestern Corp.                                            10,200        467,568
       NRG Energy, Inc.                                             195,195      5,568,913
       NV Energy, Inc.                                               21,887        519,597
       OGE Energy Corp.                                              10,600        391,140
       ONEOK, Inc.                                                    2,491        140,741
#      Ormat Technologies, Inc.                                      37,313        972,750
#      Otter Tail Corp.                                               9,700        289,351
       Pepco Holdings, Inc.                                           1,371         26,433
       Piedmont Natural Gas Co., Inc.                                 8,312        283,772
       Pinnacle West Capital Corp.                                    7,400        414,622
       PNM Resources, Inc.                                           21,795        521,336
       Portland General Electric Co.                                 15,058        432,165
       Public Service Enterprise Group, Inc.                         40,174      1,345,829
       Questar Corp.                                                 39,630        937,646
       RGC Resources, Inc.                                              400          7,448
#      SJW Corp.                                                     18,956        535,128
#      South Jersey Industries, Inc.                                  8,799        523,980
       Southwest Gas Corp.                                            9,869        535,492
#*     Synthesis Energy Systems, Inc.                                44,676         29,576
#      TECO Energy, Inc.                                             20,582        353,393
       UGI Corp.                                                    110,933      4,589,298
#      UIL Holdings Corp.                                            14,372        553,609
       Unitil Corp.                                                   5,773        174,460
       UNS Energy Corp.                                              11,471        567,585
       Vectren Corp.                                                  7,293        254,672
#      Westar Energy, Inc.                                           11,100        350,871
       WGL Holdings, Inc.                                             7,585        341,401
       York Water Co.                                                 4,020         83,254
                                                                            --------------
Total Utilities                                                                 35,464,567
                                                                            --------------
TOTAL COMMON STOCKS                                                          2,889,151,578
                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)
(d)#*  Caesars Entertainment Corp. Rights 11/02/13                   27,226         62,347
(d)*   Capital Bank Corp. Contingent Value Rights                     2,758             --
(d)*   CVR Energy, Inc. Contingent Value Rights                      78,591             --
(d)*   LGL Group Inc (The) Warrants 08/06/18                          6,500            650
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16               15,503             --
(d)#*  PhotoMedex, Inc. Contingent Value Warrants 12/13/14              339             --
(d)*   Tejon Ranch Co. Warrants 8/31/16                               2,579         13,798
(d)*   U.S. Concrete, Inc. Warrants Class A 08/31/17                    567          2,268

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    SHARES        VALUE+
                                                                   ---------- --------------
(d)*  U.S. Concrete, Inc. Warrants Class B 08/31/17                       567 $        2,013
                                                                              --------------
TOTAL RIGHTS/WARRANTS                                                                 81,076
                                                                              --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%            6,584,203      6,584,203
                                                                              --------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)
                                                                   ----------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund                               33,037,634    382,245,421
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,350,309,267)                           $3,278,062,278
                                                                              ==============

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (80.9%)
Consumer Discretionary -- (15.2%)
*   1-800-Flowers.com, Inc. Class A                              183,902 $   998,588
#   Aaron's, Inc.                                                371,614  10,542,689
#*  Aeropostale, Inc.                                            446,342   4,146,517
*   AFC Enterprises, Inc.                                        149,431   6,661,634
    AH Belo Corp. Class A                                         72,316     581,421
*   ALCO Stores, Inc.                                              5,784      63,740
    Ambassadors Group, Inc.                                       59,882     220,965
    Amcon Distributing Co.                                         2,169     174,605
#*  America's Car-Mart, Inc.                                      43,327   1,981,777
#*  American Apparel, Inc.                                       130,700     175,138
#*  American Axle & Manufacturing Holdings, Inc.                 153,125   2,849,656
#*  American Public Education, Inc.                              103,347   4,136,980
*   ANN, Inc.                                                    333,258  11,784,003
#*  Apollo Group, Inc. Class A                                   291,949   7,792,119
#   Arctic Cat, Inc.                                              80,872   4,237,693
#   Ark Restaurants Corp.                                         17,030     361,036
*   Asbury Automotive Group, Inc.                                188,014   9,034,073
#*  Ascent Capital Group, Inc. Class A                            61,299   5,174,862
*   Ballantyne Strong, Inc.                                       61,400     306,386
#*  Bally Technologies, Inc.                                     235,969  17,258,773
#*  Barnes & Noble, Inc.                                         325,477   4,598,990
#   Bassett Furniture Industries, Inc.                           149,390   2,091,460
#   Beasley Broadcasting Group, Inc. Class A                      68,353     592,621
#*  Beazer Homes USA, Inc.                                        58,798   1,068,360
#   bebe stores, Inc.                                            450,615   2,717,208
#   Belo Corp. Class A                                           525,235   7,211,477
    Big 5 Sporting Goods Corp.                                   143,194   2,707,799
*   Big Lots, Inc.                                               360,315  13,101,053
*   Biglari Holdings, Inc.                                         7,986   3,482,056
#*  BJ's Restaurants, Inc.                                       171,556   4,642,305
#*  Black Diamond, Inc.                                           30,200     450,282
#*  Blue Nile, Inc.                                               58,303   2,394,504
#   Blyth, Inc.                                                   86,532   1,195,007
    Bob Evans Farms, Inc.                                        173,628   9,912,423
#*  Body Central Corp.                                            66,031     369,774
#   Bon-Ton Stores, Inc. (The)                                   121,759   1,394,141
#*  Books-A-Million, Inc.                                         45,236     113,542
#   Bowl America, Inc. Class A                                    10,705     153,884
#*  Boyd Gaming Corp.                                            216,777   2,289,165
*   Bravo Brio Restaurant Group, Inc.                             67,826   1,012,642
#*  Bridgepoint Education, Inc.                                  278,565   5,459,874
#   Brinker International, Inc.                                  322,412  14,321,541
#*  Brookfield Residential Properties, Inc.                       15,386     339,723
    Brown Shoe Co., Inc.                                         262,298   5,885,967
    Brunswick Corp.                                              137,648   6,212,054
#   Buckle, Inc. (The)                                           256,014  12,529,325
#*  Buffalo Wild Wings, Inc.                                     118,248  16,859,800
*   Build-A-Bear Workshop, Inc.                                   68,675     539,786
#*  Cabela's, Inc.                                               277,885  16,484,138
#*  Cache, Inc.                                                   60,569     365,231
#   Callaway Golf Co.                                            420,670   3,546,248

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
*   Cambium Learning Group, Inc.                                 118,479 $   172,979
    Canterbury Park Holding Corp.                                 12,913     146,046
#*  Capella Education Co.                                         71,313   4,344,388
#*  Career Education Corp.                                       249,554   1,367,556
*   Carmike Cinemas, Inc.                                        125,793   2,879,402
    Carriage Services, Inc.                                      141,558   2,843,900
#*  Carrols Restaurant Group, Inc.                               139,537     809,315
#   Cato Corp. (The) Class A                                     143,635   4,304,741
#*  Cavco Industries, Inc.                                        32,674   1,913,716
    CEC Entertainment, Inc.                                      103,045   4,776,136
#*  Central European Media Enterprises, Ltd. Class A              35,049     107,600
#*  Charles & Colvard, Ltd.                                       74,601     396,131
#   Cheesecake Factory, Inc. (The)                               366,132  17,299,737
    Cherokee, Inc.                                                36,919     506,529
*   Children's Place Retail Stores, Inc. (The)                   148,988   8,133,255
#   Choice Hotels International, Inc.                             60,585   2,822,655
*   Christopher & Banks Corp.                                    126,860     731,982
    Churchill Downs, Inc.                                         87,795   7,542,468
*   Citi Trends, Inc.                                             61,382     901,088
*   Coast Distribution System (The)                               43,930     151,339
*   Cobra Electronics Corp.                                       27,771      80,814
#*  Coldwater Creek, Inc.                                         53,628      53,628
#   Collectors Universe                                           56,999     949,033
    Columbia Sportswear Co.                                      153,870  10,289,287
#*  Comstock Holding Cos., Inc.                                    3,000       6,150
#*  Conn's, Inc.                                                 212,100  12,819,324
#   Cooper Tire & Rubber Co.                                     328,229   8,537,236
    Core-Mark Holding Co., Inc.                                   57,803   4,088,406
#*  Corinthian Colleges, Inc.                                    258,182     552,509
#   Cracker Barrel Old Country Store, Inc.                       141,046  15,496,724
*   Crocs, Inc.                                                  524,736   6,391,284
*   Crown Media Holdings, Inc. Class A                            52,217     173,360
    CSS Industries, Inc.                                          26,600     688,674
#   CST Brands, Inc.                                              37,010   1,193,202
    CTC Media, Inc.                                              594,477   7,514,189
    Culp, Inc.                                                    42,849     829,128
*   Cumulus Media, Inc. Class A                                  801,871   4,795,189
#*  Daily Journal Corp.                                              200      29,588
#   Dana Holding Corp.                                           440,945   8,642,522
#*  Deckers Outdoor Corp.                                        170,484  11,734,414
#*  dELiA*s, Inc.                                                 26,901      37,123
*   Delta Apparel, Inc.                                           15,317     289,491
    Destination Maternity Corp.                                   70,310   2,196,484
*   Destination XL Group, Inc.                                   259,456   1,803,219
#   DeVry, Inc.                                                  120,387   4,321,893
*   DGSE Cos., Inc.                                                5,479      13,698
#*  Digital Generation, Inc.                                     126,908   1,605,386
#   Dillard's, Inc. Class A                                       85,922   7,043,886
    DineEquity, Inc.                                             108,349   8,892,202
*   Dixie Group, Inc. (The)                                      107,711   1,357,159
#   Domino's Pizza, Inc.                                         219,560  14,723,694
    Dorman Products, Inc.                                        168,987   8,214,458

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Dover Downs Gaming & Entertainment, Inc.                      44,469 $    67,148
    Dover Motorsports, Inc.                                       56,312     132,896
#*  DreamWorks Animation SKG, Inc. Class A                       314,381  10,764,405
#   Drew Industries, Inc.                                        134,906   6,780,376
    EDCI Holdings, Inc.                                           19,757      12,941
    Educational Development Corp.                                 15,090      43,157
    Einstein Noah Restaurant Group, Inc.                          76,665   1,367,704
*   ELXSI Corp.                                                    1,800      17,640
*   Emerson Radio Corp.                                          197,300     376,843
*   Emmis Communications Corp. Class A                            65,562     163,249
#*  Empire Resorts, Inc.                                          28,662     175,985
#*  Entercom Communications Corp. Class A                        106,611     934,978
#*  Entertainment Gaming Asia, Inc.                                4,182       6,440
#   Entravision Communications Corp. Class A                     377,740   2,545,968
#   Escalade, Inc.                                                38,965     343,671
#   Ethan Allen Interiors, Inc.                                  164,820   4,390,805
*   Ever-Glory International Group, Inc.                           1,580       6,794
#*  EW Scripps Co. Class A                                       268,119   5,314,119
*   Express, Inc.                                                544,739  12,643,392
#*  FAB Universal Corp.                                            7,689      48,210
#*  Famous Dave's Of America, Inc.                                29,128     525,760
#*  Federal-Mogul Corp.                                          197,746   4,051,816
*   Fiesta Restaurant Group, Inc.                                146,022   6,189,873
*   Fifth & Pacific Cos., Inc.                                   201,029   5,325,258
    Finish Line, Inc. (The) Class A                              321,106   8,040,494
*   Flanigan's Enterprises, Inc.                                   5,380      59,610
#   Flexsteel Industries, Inc.                                    23,660     649,704
#   Fred's, Inc. Class A                                         190,680   3,089,016
#   Frisch's Restaurants, Inc.                                    20,810     500,897
*   Fuel Systems Solutions, Inc.                                  79,811   1,433,406
#*  Full House Resorts, Inc.                                      61,041     167,863
#*  G-III Apparel Group, Ltd.                                    127,217   7,215,748
*   Gaiam, Inc. Class A                                           57,070     357,829
#   Gaming Partners International Corp.                            8,434      70,002
*   Geeknet, Inc.                                                 12,204     234,073
#*  Genesco, Inc.                                                149,349  10,172,160
#*  Gentherm, Inc.                                               193,367   4,515,119
    Gordmans Stores, Inc.                                         40,554     401,485
#*  Grand Canyon Education, Inc.                                 300,299  14,195,134
#*  Gray Television, Inc.                                        312,201   2,638,098
*   Gray Television, Inc. Class A                                 25,939     200,249
#   Group 1 Automotive, Inc.                                     162,046  10,370,944
#   Guess?, Inc.                                                 332,623  10,394,469
#*  Hampshire Group, Ltd.                                          8,000      30,760
*   Harris Interactive, Inc.                                     907,213   1,723,705
    Harte-Hanks, Inc.                                            288,683   2,300,804
    Hastings Entertainment, Inc.                                  42,003      86,526
#   Haverty Furniture Cos., Inc.                                 115,382   3,208,773
#   Haverty Furniture Cos., Inc. Class A                           3,785     105,980
*   Helen of Troy, Ltd.                                          168,007   7,849,287
*   Here Media, Inc.(427105101)                                   22,918         229
*   Here Media, Inc.(427105200)                                   22,918         229

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  hhgregg, Inc.                                                155,532 $ 2,412,301
#*  Hibbett Sports, Inc.                                         158,121   9,223,198
    Hillenbrand, Inc.                                            359,391  10,142,014
#*  HomeAway, Inc.                                               102,803   3,048,109
#   Hooker Furniture Corp.                                        42,269     667,850
    HSN, Inc.                                                    164,521   8,620,900
#*  Iconix Brand Group, Inc.                                     343,594  12,400,307
*   Insignia Systems, Inc.                                        15,351      37,149
    International Speedway Corp. Class A                         139,864   4,574,951
#   Interval Leisure Group, Inc.                                 302,702   7,346,578
#*  iRobot Corp.                                                 184,514   6,249,489
*   Isle of Capri Casinos, Inc.                                   77,559     629,003
#*  ITT Educational Services, Inc.                               105,162   4,219,099
*   Jack in the Box, Inc.                                        281,474  11,450,362
*   Jaclyn, Inc.                                                   2,235      12,125
#   JAKKS Pacific, Inc.                                           62,792     404,380
#   John Wiley & Sons, Inc. Class A                               13,586     683,240
    Johnson Outdoors, Inc. Class A                                25,495     699,328
#   Jones Group, Inc. (The)                                      456,569   7,095,082
#*  Jos A Bank Clothiers, Inc.                                   142,528   6,838,493
*   Journal Communications, Inc. Class A                         282,444   2,358,407
*   K12, Inc.                                                    150,365   2,748,672
#   KB Home                                                      549,208   9,320,060
*   Kid Brands, Inc.                                             195,908     273,292
#*  Kirkland's, Inc.                                             110,756   1,965,919
*   Kona Grill, Inc.                                              41,704     572,596
#   Koss Corp.                                                    25,262     126,310
#*  Krispy Kreme Doughnuts, Inc.                                 432,918  10,502,591
    La-Z-Boy, Inc.                                               317,521   7,328,385
#*  Lakeland Industries, Inc.                                     21,528     116,897
*   Lazare Kaplan International, Inc.                              9,600      16,224
#*  LeapFrog Enterprises, Inc.                                   267,867   2,292,942
#*  Learning Tree International, Inc.                             40,081     115,032
*   Libbey, Inc.                                                  81,396   1,737,805
*   Liberty Media Corp. Class B                                      859     129,511
#*  Life Time Fitness, Inc.                                      280,314  12,731,862
#   Lifetime Brands, Inc.                                         53,058     830,888
*   LIN Media LLC Class A                                        184,095   4,523,214
#   Lincoln Educational Services Corp.                            75,737     362,023
#*  Lions Gate Entertainment Corp.                               191,500   6,622,070
    Lithia Motors, Inc. Class A                                  153,695   9,659,731
*   Live Nation Entertainment, Inc.                              568,208  11,045,964
    Loral Space & Communications, Inc.                           114,552   8,175,576
*   Luby's, Inc.                                                 245,262   1,878,707
#*  Lumber Liquidators Holdings, Inc.                            150,634  17,200,896
#*  M/I Homes, Inc.                                              110,143   2,254,627
    Mac-Gray Corp.                                                52,897   1,115,069
*   Madison Square Garden Co. (The) Class A                       74,557   4,512,190
    Marcus Corp.                                                  86,567   1,243,102
    Marine Products Corp.                                        125,265   1,173,733
*   MarineMax, Inc.                                              121,892   1,795,469
*   Marriott Vacations Worldwide Corp.                            62,961   3,153,087

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
*   Martha Stewart Living Omnimedia Class A                        140,476 $   359,619
    Matthews International Corp. Class A                           144,992   5,886,675
#*  McClatchy Co. (The) Class A                                    218,726     616,807
    McRae Industries, Inc. Class A                                   2,500      59,800
#   MDC Holdings, Inc.                                             263,898   7,703,183
#*  Media General, Inc. Class A                                    100,663   1,467,667
    Men's Wearhouse, Inc. (The)                                    309,267  13,081,994
#   Meredith Corp.                                                 171,081   8,776,455
#*  Meritage Homes Corp.                                           223,923  10,163,865
*   Modine Manufacturing Co.                                       261,048   3,477,159
*   Monarch Casino & Resort, Inc.                                   74,602   1,261,520
#   Monro Muffler Brake, Inc.                                      192,658   8,862,268
*   Motorcar Parts of America, Inc.                                 71,176     973,688
#   Movado Group, Inc.                                             108,351   5,052,407
*   MTR Gaming Group, Inc.                                          59,127     307,460
*   Multimedia Games Holding Co., Inc.                              97,834   3,180,583
    NACCO Industries, Inc. Class A                                  31,480   1,793,416
*   Nathan's Famous, Inc.                                           20,488   1,051,444
    National CineMedia, Inc.                                       315,407   5,525,931
#*  Nautilus, Inc.                                                 217,722   1,733,067
*   New York & Co., Inc.                                           380,682   1,949,092
#   New York Times Co. (The) Class A                               951,322  13,156,783
#   Nexstar Broadcasting Group, Inc. Class A                       173,475   7,700,555
*   Nobility Homes, Inc.                                            13,083     121,018
#   Nutrisystem, Inc.                                              136,386   2,564,057
#*  Office Depot, Inc.                                           1,793,386  10,025,028
    OfficeMax, Inc.                                                377,376   5,653,092
*   Orbitz Worldwide, Inc.                                         337,203   3,115,756
*   Orient-Express Hotels, Ltd. Class A                            445,956   5,935,674
#*  Outerwall, Inc.                                                159,211  10,345,531
*   Overstock.com, Inc.                                             93,631   2,193,774
#   Oxford Industries, Inc.                                         96,828   6,949,346
*   P&F Industries, Inc. Class A                                    10,000      77,200
#*  Pacific Sunwear of California, Inc.                            226,616     609,597
    Papa John's International, Inc.                                131,647   9,961,728
    Penske Automotive Group, Inc.                                  337,541  13,373,374
#*  Pep Boys-Manny Moe & Jack (The)                                286,833   3,711,619
*   Perfumania Holdings, Inc.                                       15,984      74,326
#   Perry Ellis International, Inc.                                 75,860   1,442,099
#   PetMed Express, Inc.                                            98,009   1,454,454
#   Pier 1 Imports, Inc.                                           700,408  14,624,519
#*  Pinnacle Entertainment, Inc.                                   220,582   5,161,619
*   Point.360                                                        4,284       3,316
#   Pool Corp.                                                     275,108  14,960,373
*   QEP Co., Inc.                                                    9,614     189,877
#*  Quantum Fuel Systems Technologies Worldwide, Inc.                1,524       7,269
#*  Quiksilver, Inc.                                               938,301   7,806,664
#*  Radio One, Inc. Class D                                      1,003,142   3,009,426
#*  RadioShack Corp.                                               398,598   1,120,060
#*  Reading International, Inc. Class A                             22,403     148,308
*   Reading International, Inc. Class B                              2,710      22,723
*   Red Lion Hotels Corp.                                           71,498     430,418

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
*   Red Robin Gourmet Burgers, Inc.                               89,439 $ 6,813,463
#   Regal Entertainment Group Class A                            578,754  11,002,114
#   Regis Corp.                                                  306,495   4,444,178
#   Rent-A-Center, Inc.                                          334,396  11,449,719
#*  Rentrak Corp.                                                 27,336   1,024,827
    RG Barry Corp.                                                43,359     827,290
#*  Rick's Cabaret International, Inc.                            47,762     539,233
    Rocky Brands, Inc.                                            94,670   1,435,197
*   Ruby Tuesday, Inc.                                           336,380   1,994,733
    Ruth's Hospitality Group, Inc.                               225,772   2,752,161
#   Ryland Group, Inc. (The)                                     300,125  12,065,025
#   Saga Communications, Inc. Class A                             18,609     885,974
*   Saks, Inc.                                                   741,570  11,857,704
    Salem Communications Corp. Class A                           132,841   1,097,267
#   Scholastic Corp.                                             107,233   3,076,515
*   Scientific Games Corp. Class A                               501,998   9,176,523
#*  Select Comfort Corp.                                         406,414   7,445,504
*   SHFL Entertainment, Inc.                                     309,222   7,167,766
    Shiloh Industries, Inc.                                      208,939   3,430,778
    Shoe Carnival, Inc.                                          109,820   2,854,222
#*  Shutterfly, Inc.                                             257,016  12,629,766
#   Sinclair Broadcast Group, Inc. Class A                       447,331  14,341,432
#*  Skechers U.S.A., Inc. Class A                                276,741   8,064,233
#*  Skullcandy, Inc.                                              46,588     292,573
#*  Skyline Corp.                                                 45,820     200,233
#*  Smith & Wesson Holding Corp.                                   5,755      62,039
#   Sonic Automotive, Inc. Class A                               236,836   5,276,706
#*  Sonic Corp.                                                  351,737   6,788,524
#   Sotheby's                                                     66,714   3,462,457
*   Spanish Broadcasting System, Inc. Class A                     43,707     173,080
    Spartan Motors, Inc.                                         128,665     873,635
*   Spectrum Group International, Inc.                            85,617     152,398
    Speedway Motorsports, Inc.                                   122,233   2,231,975
*   Sport Chalet, Inc. Class A                                    28,319      32,567
*   Sport Chalet, Inc. Class B                                     4,108       5,320
*   Sports Club, Inc.                                             19,000      43,700
#   Stage Stores, Inc.                                           179,753   3,711,899
#   Standard Motor Products, Inc.                                149,592   5,409,247
*   Stanley Furniture Co., Inc.                                   35,155     136,753
*   Starz - Liberty Capital Class A                                8,811     265,652
*   Starz - Liberty Capital Class B                                1,444      43,638
#   Stein Mart, Inc.                                             175,861   2,597,467
*   Steiner Leisure, Ltd.                                         70,087   3,926,274
*   Steven Madden, Ltd.                                          421,193  15,449,359
    Stewart Enterprises, Inc. Class A                            313,591   4,142,537
*   Stoneridge, Inc.                                             156,301   1,994,401
    Strattec Security Corp.                                       11,681     473,314
#   Strayer Education, Inc.                                       15,683     619,949
#   Sturm Ruger & Co., Inc.                                       96,306   6,299,375
    Superior Industries International, Inc.                      132,033   2,475,619
#   Superior Uniform Group, Inc.                                  10,485     158,324
    Systemax, Inc.                                               125,922   1,196,259

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Consumer Discretionary -- (Continued)
#*  Tandy Leather Factory, Inc.                                   41,183 $      341,819
#*  Tempur-Pedic International, Inc.                             268,680     10,303,878
*   Tenneco, Inc.                                                308,939     16,395,393
#   Texas Roadhouse, Inc.                                        453,103     12,424,084
#   Thor Industries, Inc.                                        274,686     15,934,535
#*  Tile Shop Holdings, Inc.                                      22,410        500,415
*   Tower International, Inc.                                     19,829        420,771
#   Town Sports International Holdings, Inc.                     112,465      1,453,048
#   Trans World Entertainment Corp.                              452,232      1,958,165
*   Trinity Place Holdings, Inc.                                  34,797        175,725
#*  Tuesday Morning Corp.                                        159,005      2,249,921
#*  Unifi, Inc.                                                  122,873      2,996,872
*   Universal Electronics, Inc.                                   74,132      2,884,476
#   Universal Technical Institute, Inc.                           94,315      1,253,446
#*  UQM Technologies, Inc.                                       119,010        184,466
#*  US Auto Parts Network, Inc.                                   97,364        173,308
#   Vail Resorts, Inc.                                           207,415     14,612,387
#   Valassis Communications, Inc.                                189,251      5,177,907
#   Value Line, Inc.                                              26,515        247,385
#*  Valuevision Media, Inc. Class A                              282,449      1,508,278
#*  Vera Bradley, Inc.                                            68,169      1,509,943
#*  Vitacost.com, Inc.                                            18,064        142,886
*   Vitamin Shoppe, Inc.                                         107,440      5,040,010
#*  VOXX International Corp.                                     137,551      2,133,416
    Walking Co. Holdings, Inc. (The)                                 214          1,926
#*  Wells-Gardner Electronics Corp.                               33,182         55,746
#   Wendy's Co. (The)                                            834,136      7,248,642
*   West Marine, Inc.                                            139,909      1,708,289
#*  Wet Seal, Inc. (The) Class A                                 557,417      1,845,050
#   Weyco Group, Inc.                                             50,427      1,448,768
#   Winmark Corp.                                                 25,038      1,833,032
#*  Winnebago Industries, Inc.                                   150,216      4,455,407
#   Wolverine World Wide, Inc.                                   240,448     13,883,468
#   World Wrestling Entertainment, Inc. Class A                  136,369      1,765,979
#*  Xanadoo Co. Class A                                              170         34,000
#*  Zagg, Inc.                                                    87,927        416,774
*   Zale Corp.                                                   178,852      2,795,457
#*  Zumiez, Inc.                                                 194,574      5,767,173
                                                                         --------------
Total Consumer Discretionary                                              1,394,305,008
                                                                         --------------
Consumer Staples -- (3.6%)
#   Alico, Inc.                                                   27,106      1,083,156
*   Alliance One International, Inc.                             373,610      1,109,622
#   Andersons, Inc. (The)                                        115,906      8,597,907
#   Arden Group, Inc. Class A                                      5,944        772,720
#   B&G Foods, Inc.                                              319,346     10,809,862
#*  Boston Beer Co., Inc. (The) Class A                            2,323        533,338
#*  Boulder Brands, Inc.                                         341,242      5,592,956
    Bridgford Foods Corp.                                         17,169        173,235
#   Cal-Maine Foods, Inc.                                        107,247      5,440,640
#   Calavo Growers, Inc.                                          70,794      2,101,874
#   Casey's General Stores, Inc.                                 217,078     15,820,645

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
    CCA Industries, Inc.                                          16,064 $    49,638
#*  Central Garden and Pet Co.                                    66,566     505,236
*   Central Garden and Pet Co. Class A                           165,959   1,221,458
*   Chefs' Warehouse, Inc. (The)                                   9,983     239,193
#*  Chiquita Brands International, Inc.                          255,562   2,645,067
#   Coca-Cola Bottling Co. Consolidated                           33,460   2,118,687
#   Coffee Holding Co., Inc.                                      11,600      61,944
*   Craft Brew Alliance, Inc.                                     72,431   1,174,831
#*  Darling International, Inc.                                  756,402  17,601,474
*   Dean Foods Co.                                               600,523  11,710,198
#*  Diamond Foods, Inc.                                           79,218   1,933,711
#*  Dole Food Co., Inc.                                          228,637   3,098,031
#*  Elizabeth Arden, Inc.                                        141,463   5,119,546
*   Farmer Bros Co.                                               51,202     924,708
#   Fresh Del Monte Produce, Inc.                                313,584   8,338,198
#*  Fresh Market, Inc. (The)                                     168,917   8,599,564
*   Glacier Water Services, Inc.                                   3,200      66,000
    Golden Enterprises, Inc.                                      32,785     137,369
    Griffin Land & Nurseries, Inc.                                20,710     683,430
#*  Hain Celestial Group, Inc. (The)                              73,508   6,118,071
#*  Harbinger Group, Inc.                                         29,985     326,537
#   Harris Teeter Supermarkets, Inc.                             274,702  13,548,303
    Ingles Markets, Inc. Class A                                  64,762   1,671,507
#   Inter Parfums, Inc.                                          177,744   6,249,479
#*  Inventure Foods, Inc.                                          8,634      97,219
#   J&J Snack Foods Corp.                                         97,645   8,355,483
    John B Sanfilippo & Son, Inc.                                 61,007   1,499,552
#   Lancaster Colony Corp.                                       139,976  11,616,608
#   Lifeway Foods, Inc.                                           50,414     737,557
#   Limoneira Co.                                                  2,592      68,273
*   Mannatech, Inc.                                                5,854     138,096
#*  Medifast, Inc.                                                95,049   2,215,592
    MGP Ingredients, Inc.                                         63,782     337,407
    Nash Finch Co.                                                46,007   1,290,956
    National Beverage Corp.                                      139,362   2,551,718
#*  Natural Alternatives International, Inc.                      20,426     124,803
#   Nature's Sunshine Products, Inc.                              33,684     636,291
    Nutraceutical International Corp.                             40,411     971,884
#   Oil-Dri Corp. of America                                      22,655     804,026
*   Omega Protein Corp.                                           92,291     863,844
#   Orchids Paper Products Co.                                    27,167     828,593
*   Pantry, Inc. (The)                                            97,138   1,300,678
*   Pilgrim's Pride Corp.                                        556,837   7,890,380
#*  Pizza Inn Holdings, Inc.                                       8,932      73,153
*   Post Holdings, Inc.                                          175,959   7,557,439
*   Prestige Brands Holdings, Inc.                               315,172   9,842,821
#   Pricesmart, Inc.                                             121,492  13,824,575
#   Reliv International, Inc.                                     28,122      71,149
#*  Revlon, Inc. Class A                                         225,377   5,352,704
*   Rite Aid Corp.                                               683,110   3,640,976
    Rocky Mountain Chocolate Factory, Inc.                        29,081     368,747
#   Sanderson Farms, Inc.                                        152,917   9,665,884

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
*   Scheid Vineyards, Inc. Class A                                   440 $     10,780
    Seaboard Corp.                                                 1,738    4,744,740
*   Seneca Foods Corp. Class A                                    33,027      968,352
*   Seneca Foods Corp. Class B                                     2,794       82,423
#   Snyders-Lance, Inc.                                          352,117   10,559,989
#   Spartan Stores, Inc.                                         109,462    2,575,641
    Spectrum Brands Holdings, Inc.                               117,302    7,732,548
#*  Stephan Co. (The)                                              3,400        4,080
#*  Susser Holdings Corp.                                        126,616    6,943,621
*   Tofutti Brands, Inc.                                          19,440       54,432
#   Tootsie Roll Industries, Inc.                                141,790    4,537,280
*   TreeHouse Foods, Inc.                                        217,722   15,950,314
#*  United Natural Foods, Inc.                                   164,064   11,722,373
    United-Guardian, Inc.                                         19,179      483,503
#   Universal Corp.                                              113,899    6,040,064
#*  USANA Health Sciences, Inc.                                   67,939    4,635,478
#   Vector Group, Ltd.                                            70,198    1,135,102
    Village Super Market, Inc. Class A                            34,683    1,271,479
#   WD-40 Co.                                                     74,519    5,401,882
#   Weis Markets, Inc.                                           107,733    5,512,698
                                                                         ------------
Total Consumer Staples                                                    329,271,322
                                                                         ------------
Energy -- (4.2%)
#*  Abraxas Petroleum Corp.                                      111,700      322,813
    Adams Resources & Energy, Inc.                                19,183      993,104
#   Alon USA Energy, Inc.                                        290,262    3,506,365
#*  Alpha Natural Resources, Inc.                                657,177    4,600,239
    AMEN Properties, Inc.                                             19       11,068
#*  Approach Resources, Inc.                                     138,132    3,888,416
*   Barnwell Industries, Inc.                                     32,713      116,131
#*  Basic Energy Services, Inc.                                  182,256    2,673,696
    Berry Petroleum Co. Class A                                   22,468    1,072,847
#*  Bill Barrett Corp.                                           202,144    5,593,325
#*  Black Ridge Oil and Gas, Inc.                                  8,404        5,463
    Bolt Technology Corp.                                         38,130      682,146
#*  Bonanza Creek Energy, Inc.                                   229,587   11,603,327
#*  BPZ Resources, Inc.                                          533,942    1,073,223
    Bristow Group, Inc.                                          199,091   16,020,853
#*  C&J Energy Services, Inc.                                    130,210    3,000,038
#*  Cal Dive International, Inc.                                 364,422      717,911
#*  Callon Petroleum Co.                                         180,466    1,232,583
#   CARBO Ceramics, Inc.                                         108,728   13,627,968
#*  Carrizo Oil & Gas, Inc.                                      269,561   11,817,554
*   Clayton Williams Energy, Inc.                                 49,634    3,863,014
#*  Clean Energy Fuels Corp.                                     409,703    4,666,517
*   Cloud Peak Energy, Inc.                                      299,399    4,673,618
#   Comstock Resources, Inc.                                     278,541    4,765,837
    Contango Oil & Gas Co.                                        82,126    3,519,095
#   Crosstex Energy, Inc.                                        293,535    9,008,589
*   Dawson Geophysical Co.                                        42,474    1,241,940
    Delek US Holdings, Inc.                                      340,679    8,704,348
#   DHT Holdings, Inc.                                            42,024      215,583

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
#*  Double Eagle Petroleum Co.                                    38,812 $   107,897
*   Emerald Oil, Inc.                                            183,498   1,596,433
#*  Endeavour International Corp.                                121,748     723,183
    Energy XXI Bermuda, Ltd.                                      44,658   1,297,762
*   ENGlobal Corp.                                                92,274     101,501
#*  EPL Oil & Gas, Inc.                                          257,783   8,218,122
*   Era Group, Inc.                                               60,258   1,904,153
*   Evolution Petroleum Corp.                                     29,839     359,858
#*  Exterran Holdings, Inc.                                      405,470  11,576,169
#*  FieldPoint Petroleum Corp.                                    31,986     153,533
#*  Forest Oil Corp.                                             140,096     664,055
#*  FX Energy, Inc.                                               25,837      89,913
*   Gastar Exploration, Ltd.                                     147,813     638,552
#*  Geospace Technologies Corp.                                   51,041   4,972,414
#*  Gevo, Inc.                                                    16,201      27,542
#*  Global Geophysical Services, Inc.                            229,422     548,319
#*  Goodrich Petroleum Corp.                                     121,646   2,845,300
#   Green Plains Renewable Energy, Inc.                          168,260   2,714,034
*   Gulf Coast Ultra Deep Royalty Trust                          339,862     822,466
    Gulf Island Fabrication, Inc.                                 57,605   1,452,798
#   Gulfmark Offshore, Inc. Class A                              154,103   7,671,247
#*  Halcon Resources Corp.                                       248,594   1,287,717
#*  Harvest Natural Resources, Inc.                              170,665     853,325
*   Helix Energy Solutions Group, Inc.                           581,658  13,762,028
*   Hercules Offshore, Inc.                                      777,124   5,284,443
*   HKN, Inc.                                                      2,360     175,820
#*  Hornbeck Offshore Services, Inc.                             201,744  11,150,391
#*  Houston American Energy Corp.                                 59,887      15,571
#*  ION Geophysical Corp.                                        952,274   4,418,551
#*  James River Coal Co.                                         119,960     230,323
#*  Key Energy Services, Inc.                                    641,730   5,018,329
*   Kodiak Oil & Gas Corp.                                        70,089     909,054
#*  Lucas Energy, Inc.                                            78,003      86,583
#*  Magnum Hunter Resources Corp.                                322,707   2,300,901
*   Matador Resources Co.                                        301,503   5,550,670
*   Matrix Service Co.                                           159,046   3,306,566
*   Mexco Energy Corp.                                             6,572      43,178
#*  Miller Energy Resources, Inc.                                    789       5,334
*   Mitcham Industries, Inc.                                      54,852     912,737
*   Natural Gas Services Group, Inc.                              54,771   1,533,040
#*  Newpark Resources, Inc.                                      520,939   6,641,972
#   Nordic American Tankers, Ltd.                                  3,153      25,728
#*  Northern Oil and Gas, Inc.                                   206,604   3,394,504
#*  Nuverra Environmental Solutions, Inc.                        990,304   2,416,342
#*  Overseas Shipholding Group, Inc.                             100,481     346,659
*   Pacific Drilling SA                                            6,858      77,975
#   Panhandle Oil and Gas, Inc. Class A                           25,675     861,910
*   Parker Drilling Co.                                          609,896   4,391,251
*   PDC Energy, Inc.                                             209,703  14,219,960
*   Penn Virginia Corp.                                          371,865   3,164,571
#*  PetroQuest Energy, Inc.                                      282,341   1,332,650
#*  PHI, Inc.(69336T106)                                           4,419     166,243

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
#*  PHI, Inc.(69336T205)                                          45,983 $  1,831,043
#*  Pioneer Energy Services Corp.                                318,683    2,676,937
*   PostRock Energy Corp.                                         23,314       34,038
#*  Pyramid Oil Co.                                               17,796       94,319
#*  Renewable Energy Group, Inc.                                 114,798    1,252,446
#   Rentech, Inc.                                                913,205    1,561,581
*   REX American Resources Corp.                                  21,400      617,176
#*  Rex Energy Corp.                                             399,433    8,587,810
*   RigNet, Inc.                                                  10,057      370,701
#*  Royale Energy, Inc.                                           10,018       26,948
#*  Saratoga Resources, Inc.                                         548        1,332
#   Scorpio Tankers, Inc.                                        633,009    7,304,924
#   SEACOR Holdings, Inc.                                         90,609    8,861,560
    SemGroup Corp. Class A                                       262,775   15,868,982
#   Ship Finance International, Ltd.                             425,251    7,037,904
*   Steel Excel, Inc.                                             32,698      907,370
*   Stone Energy Corp.                                           248,599    8,666,161
#*  Swift Energy Co.                                             151,326    2,076,193
*   Synergy Resources Corp.                                      363,873    3,769,724
#*  Syntroleum Corp.                                              12,079       49,403
#   Targa Resources Corp.                                         67,742    5,254,070
#   Teekay Corp.                                                  85,326    3,705,708
*   Tesco Corp.                                                   75,842    1,302,966
*   TETRA Technologies, Inc.                                     451,136    5,851,234
    TGC Industries, Inc.                                          95,637      704,845
*   Triangle Petroleum Corp.                                     428,309    4,527,226
#*  Unit Corp.                                                    39,640    2,037,892
#*  Uranium Energy Corp.                                          38,948       68,548
#*  US Energy Corp. Wyoming                                       10,000       29,100
#*  USEC, Inc.                                                    15,222      122,689
#*  Vaalco Energy, Inc.                                          288,447    1,520,116
#   W&T Offshore, Inc.                                           426,086    8,133,982
*   Warren Resources, Inc.                                       275,192      861,351
#   Western Refining, Inc.                                       418,576   13,507,448
*   Westmoreland Coal Co.                                         22,177      315,135
*   Willbros Group, Inc.                                         269,857    2,633,804
#*  Zion Oil & Gas, Inc.                                           9,773       16,028
                                                                         ------------
Total Energy                                                              387,775,882
                                                                         ------------
Financials -- (13.6%)
*   1st Constitution Bancorp                                       1,951       19,705
#   1st Source Corp.                                             103,360    3,243,437
#   1st United Bancorp Inc/Boca Raton                             50,975      389,449
#   Access National Corp.                                         30,693      445,969
*   Alexander & Baldwin, Inc.                                    244,049    9,029,813
    Alliance Bancorp, Inc. of Pennsylvania                         3,510       50,895
*   Altisource Asset Management Corp.                             10,675    6,828,584
*   Altisource Portfolio Solutions SA                            119,358   18,772,626
    Altisource Residential Corp.                                  20,476      544,047
#   Ameriana Bancorp                                               2,912       39,428
*   American Capital, Ltd.                                       116,604    1,633,622
#   American Equity Investment Life Holding Co.                  388,300    8,092,172

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
*   American Independence Corp.                                    1,537 $    17,030
#   American National Bankshares, Inc.                            23,894     548,128
    American National Insurance Co.                                    5         505
*   American River Bankshares                                      7,326      63,590
*   American Spectrum Realty, Inc.                                 3,652       7,487
*   Ameris Bancorp                                               108,329   1,982,421
#   AMERISAFE, Inc.                                               98,957   3,809,844
    AmeriServ Financial, Inc.                                    278,158     873,416
#   Amtrust Financial Services, Inc.                             355,389  13,632,722
    Argo Group International Holdings, Ltd.                      135,966   5,707,853
#   Arrow Financial Corp.                                         45,359   1,170,716
    ASB Financial Corp.                                              900      12,402
    Aspen Insurance Holdings, Ltd.                               224,061   8,740,620
#   Associated Banc-Corp.                                        227,197   3,694,223
    Asta Funding, Inc.                                            48,129     412,947
#   Astoria Financial Corp.                                      485,645   6,415,370
#   Atlantic American Corp.                                       20,640      83,592
#*  Atlantic Coast Financial Corp.                                   143         558
#*  Atlanticus Holdings Corp.                                     73,372     256,068
#   Auburn National BanCorp., Inc.                                 2,786      71,322
#*  AV Homes, Inc.                                                46,957     896,879
    Baldwin & Lyons, Inc. Class A                                  1,471      39,518
    Baldwin & Lyons, Inc. Class B                                 31,049     848,569
#   Banc of California, Inc.                                      40,045     565,035
#   Bancfirst Corp.                                               51,393   2,855,909
*   Bancorp, Inc.                                                180,985   2,926,527
#   BancorpSouth, Inc.                                           583,296  12,890,842
    Bank Mutual Corp.                                            135,527     861,952
    Bank of Commerce Holdings                                      4,992      27,456
#   Bank of Hawaii Corp.                                         279,070  16,180,479
    Bank of Kentucky Financial Corp.                               3,533     101,786
#   Bank of the Ozarks, Inc.                                     204,363  10,111,881
    BankFinancial Corp.                                           75,127     697,930
    BankUnited, Inc.                                              26,800     824,636
#   Banner Corp.                                                 109,504   4,189,623
    Bar Harbor Bankshares                                         12,753     481,298
#   BBCN Bancorp, Inc.                                           490,824   7,278,920
*   BBX Capital Corp. Class A                                     60,353     796,056
    BCB Bancorp, Inc.                                             18,073     199,887
*   BCSB Bancorp, Inc.                                             1,710      43,519
#*  Beneficial Mutual Bancorp, Inc.                              271,163   2,643,839
#   Berkshire Bancorp, Inc.                                       10,144      78,312
    Berkshire Hills Bancorp, Inc.                                104,272   2,645,381
#*  BFC Financial Corp. Class A                                   48,033     114,319
#   BGC Partners, Inc. Class A                                   644,506   3,428,772
*   BNCCORP, Inc.                                                  3,900      53,040
#*  BofI Holding, Inc.                                            86,700   5,238,414
    Boston Private Financial Holdings, Inc.                      466,404   5,312,342
    Bridge Bancorp, Inc.                                           8,125     187,606
#*  Bridge Capital Holdings                                        3,703      65,136
#   Brookline Bancorp, Inc.                                      376,262   3,337,444
#   Bryn Mawr Bank Corp.                                          55,613   1,549,378

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE+
                                                                  --------- -----------
Financials -- (Continued)
     C&F Financial Corp.                                              1,342 $    72,347
#    Calamos Asset Management, Inc. Class A                         108,959   1,069,977
#    California First National Bancorp                               14,701     262,413
*    Camco Financial Corp.                                            9,661      59,898
     Camden National Corp.                                           32,714   1,320,010
#    Cape Bancorp, Inc.                                               6,168      56,807
*    Capital Bank Financial Corp. Class A                             7,001     155,562
#*   Capital City Bank Group, Inc.                                   48,603     597,817
(d)  Capital Properties, Inc., 5.000%                                 2,340       2,340
     Capital Properties, Inc. Class A                                 2,600      20,800
     Capital Southwest Corp.                                         25,860     850,018
     CapitalSource, Inc.                                          1,117,458  14,616,351
#    Capitol Federal Financial, Inc.                                891,212  11,291,656
#    Cardinal Financial Corp.                                       167,821   2,769,046
#    Cash America International, Inc.                               156,121   6,158,973
     Cathay General Bancorp                                         473,328  11,658,069
     Center Bancorp, Inc.                                            42,784     640,049
     Centerstate Banks, Inc.                                         65,852     649,301
#    Central Pacific Financial Corp.                                 37,614     692,850
#    Century Bancorp, Inc. Class A                                    5,255     170,787
     CFS Bancorp, Inc.                                              176,125   2,199,801
     Charter Financial Corp.                                         27,896     302,393
     Chemical Financial Corp.                                       123,807   3,626,307
     Chicopee Bancorp, Inc.                                           9,906     173,850
     Citizens Community Bancorp, Inc.                                 1,592      12,147
*    Citizens First Corp.                                               400       3,540
     Citizens Holding Co.                                             2,717      51,949
#*   Citizens, Inc.                                                 191,593   1,609,381
#    City Holding Co.                                                66,774   3,038,217
#    CKX Lands, Inc.                                                  5,107      73,541
     Clifton Savings Bancorp, Inc.                                   48,006     606,316
#    CNB Financial Corp.                                             17,955     359,280
     CNO Financial Group, Inc.                                      978,475  15,244,640
     CoBiz Financial, Inc.                                          142,802   1,549,402
     Codorus Valley Bancorp, Inc.                                     2,377      49,921
#    Cohen & Steers, Inc.                                            14,801     567,766
#*   Colonial Financial Services, Inc.                                  728      10,192
#*   Colony Bankcorp, Inc.                                           10,672      65,313
     Columbia Banking System, Inc.                                  261,412   6,715,674
     Commercial National Financial Corp.                              3,979      83,559
#    Community Bank System, Inc.                                    219,361   7,964,998
#    Community Trust Bancorp, Inc.                                   69,932   2,978,404
*    Community West Bancshares                                        6,650      39,069
*    CommunityOne Bancorp.                                              214       2,303
#    Consolidated-Tomoka Land Co.                                    13,049     489,598
*    Consumer Portfolio Services, Inc.                               48,069     323,024
*    Cowen Group, Inc. Class A                                      325,914   1,293,879
     Crawford & Co. Class A                                          95,513     795,623
#    Crawford & Co. Class B                                          62,643     688,447
#*   Credit Acceptance Corp.                                         59,060   6,986,798
*    Customers Bancorp, Inc.                                          6,289     105,341
#    CVB Financial Corp.                                            639,122   9,292,834

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
*   DFC Global Corp.                                             205,008 $ 2,480,597
#   Diamond Hill Investment Group, Inc.                              985     108,616
    Dime Community Bancshares, Inc.                              201,821   3,301,792
#   Donegal Group, Inc. Class A                                   64,023   1,014,765
#   Donegal Group, Inc. Class B                                    5,267     110,607
#*  Doral Financial Corp.                                          6,346     107,247
    Eagle Bancorp Montana, Inc.                                      225       2,468
#   Eastern Insurance Holdings, Inc.                              25,294     618,185
*   Eastern Virginia Bankshares, Inc.                                590       3,558
#*  eHealth, Inc.                                                 98,447   4,195,811
#   EMC Insurance Group, Inc.                                     37,461   1,275,172
    Employers Holdings, Inc.                                     179,301   5,391,581
#*  Encore Capital Group, Inc.                                   166,207   8,119,212
    Endurance Specialty Holdings, Ltd.                           250,038  13,824,601
#*  Enstar Group, Ltd.                                            41,459   5,635,522
#   Enterprise Bancorp, Inc.                                      10,055     196,475
    Enterprise Financial Services Corp.                           60,747   1,095,268
#   ESB Financial Corp.                                           62,464     831,396
    ESSA Bancorp, Inc.                                            44,575     488,542
#   Evans Bancorp, Inc.                                            3,162      63,951
#   Evercore Partners, Inc. Class A                              209,651  10,581,086
*   Ezcorp, Inc. Class A                                         199,375   3,136,169
#*  Farmers Capital Bank Corp.                                     9,226     189,502
    FBL Financial Group, Inc. Class A                            112,288   5,023,765
    Federal Agricultural Mortgage Corp. Class A                    2,089      61,155
    Federal Agricultural Mortgage Corp. Class C                   54,573   1,947,710
#   Federated Investors, Inc. Class B                             85,763   2,325,893
    Federated National Holding Co. Class C                        28,865     295,866
#   Fidelity Southern Corp.                                       22,196     338,936
#   Financial Engines, Inc.                                       38,319   2,140,883
#   Financial Institutions, Inc.                                  50,613   1,198,010
*   First Acceptance Corp.                                        13,967      23,744
#   First American Financial Corp.                               248,670   6,430,606
#*  First BanCorp                                                201,882   1,120,445
#   First Bancorp                                                 52,374     784,563
#   First Bancorp, Inc.                                           32,161     559,923
#*  First Bancshares, Inc.(318687100)                              1,345      11,432
    First Bancshares, Inc.(318916103)                                921      13,677
    First Busey Corp.                                            286,084   1,479,054
#   First Business Financial Services, Inc.                        2,089      73,575
*   First Cash Financial Services, Inc.                          165,396  10,004,804
    First Citizens BancShares, Inc. Class A                       12,599   2,667,586
#   First Commonwealth Financial Corp.                           525,855   4,569,680
    First Community Bancshares, Inc.                              62,423   1,041,840
#   First Connecticut Bancorp Inc/Farmington                         500       7,340
    First Defiance Financial Corp.                                42,781   1,104,605
*   First Federal Bancshares of Arkansas, Inc.                    11,406     102,426
    First Federal of Northern Michigan Bancorp, Inc.              32,874     155,823
#   First Financial Bancorp                                      335,063   5,200,178
#   First Financial Bankshares, Inc.                             133,168   8,191,164
#   First Financial Corp.                                         55,998   1,934,171
    First Financial Holdings, Inc.                               147,939   8,865,984

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   First Financial Northwest, Inc.                                 48,804 $   529,035
#*  First Financial Service Corp.                                    5,202      25,802
#   First Horizon National Corp.                                    20,945     223,064
    First Interstate Bancsystem, Inc.                               60,999   1,531,685
*   First Marblehead Corp. (The)                                   129,350     124,176
    First Merchants Corp.                                          126,581   2,379,723
#   First Midwest Bancorp, Inc.                                    387,784   6,448,848
*   First Place Financial Corp.                                    151,301         303
#*  First South Bancorp, Inc.                                       20,886     141,189
*   First United Corp.                                               9,289      76,170
    First West Virginia Bancorp                                         63       1,033
    Firstbank Corp.                                                 10,400     203,736
    FirstMerit Corp.                                               544,106  12,220,621
#*  Flagstar Bancorp, Inc.                                          62,660   1,015,719
    Flushing Financial Corp.                                       142,611   2,865,055
#   FNB Corp.                                                      855,878  10,707,034
#*  Forestar Group, Inc.                                           205,529   4,589,463
#*  Fortegra Financial Corp.                                         1,191       8,778
    Fox Chase Bancorp, Inc.                                         44,680     771,624
    Franklin Financial Corp.                                           101       1,906
#   Fulton Financial Corp.                                       1,193,580  14,573,612
#   FXCM, Inc. Class A                                             100,183   1,641,999
    Gain Capital Holdings, Inc.                                     51,064     534,640
    GAINSCO, Inc.                                                      220       1,858
    GAMCO Investors, Inc. Class A                                   22,530   1,611,120
#   German American Bancorp, Inc.                                   31,150     846,657
    GFI Group, Inc.                                                497,313   1,725,676
#   Glacier Bancorp, Inc.                                          457,628  12,644,262
#*  Gleacher & Co., Inc.                                            13,341     175,834
*   Global Indemnity P.L.C.                                         60,537   1,491,026
    Gouverneur Bancorp, Inc.                                         1,695      17,391
    Great Southern Bancorp, Inc.                                    45,707   1,283,453
#*  Green Dot Corp. Class A                                        163,620   3,511,285
#   Greenhill & Co., Inc.                                          152,459   7,821,147
#*  Greenlight Capital Re, Ltd. Class A                            149,399   4,599,995
    Guaranty Bancorp                                                37,021     499,783
#*  Guaranty Federal Bancshares, Inc.                                2,800      31,542
*   Hallmark Financial Services, Inc.                               67,422     573,761
#   Hampden Bancorp, Inc.                                            2,924      50,293
*   Hampton Roads Bankshares, Inc.                                   3,123       4,403
    Hancock Holding Co.                                             47,993   1,573,211
    Hanmi Financial Corp.                                          184,110   3,218,243
    Hanover Insurance Group, Inc. (The)                            211,679  12,391,689
    Harleysville Savings Financial Corp.                             1,615      29,635
#*  Harris & Harris Group, Inc.                                    113,497     355,246
    Hawthorn Bancshares, Inc.                                          726      10,026
#   HCI Group, Inc.                                                 72,121   3,168,997
#   Heartland Financial USA, Inc.                                   52,741   1,397,109
#   Heritage Commerce Corp.                                         46,358     361,129
#   Heritage Financial Corp.                                        38,617     622,892
    Heritage Financial Group, Inc.                                   7,167     123,129
#   HF Financial Corp.                                               8,198     109,279

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   HFF, Inc. Class A                                            192,416 $ 4,723,813
#*  Hilltop Holdings, Inc.                                       447,311   7,756,373
#   Hingham Institution for Savings                                4,073     296,189
#*  HMN Financial, Inc.                                           31,110     267,857
*   Home Bancorp, Inc.                                               921      16,735
#   Home BancShares, Inc.                                        309,351  10,480,812
    Home Federal Bancorp, Inc.                                    47,752     744,454
#   HopFed Bancorp, Inc.                                           7,872      85,411
    Horace Mann Educators Corp.                                  222,000   6,149,400
    Horizon Bancorp                                                4,900     106,379
#   Hudson Valley Holding Corp.                                   30,998     573,153
    Iberiabank Corp.                                             156,134   9,122,910
*   ICG Group, Inc.                                              186,070   3,034,802
    Independence Holding Co.                                      76,440   1,048,757
*   Independent Bank Corp.(453838609)                             28,411     276,155
#   Independent Bank Corp.(453836108)                            115,530   4,145,216
    Infinity Property & Casualty Corp.                            47,846   3,281,279
    Interactive Brokers Group, Inc. Class A                      287,557   5,932,301
*   InterGroup Corp. (The)                                         1,860      37,014
    International Bancshares Corp.                               301,148   6,881,232
#*  Intervest Bancshares Corp. Class A                            14,332     104,480
#*  INTL. FCStone, Inc.                                           70,242   1,437,151
*   Investment Technology Group, Inc.                            141,126   2,260,839
#   Investors Bancorp, Inc.                                      521,990  12,376,383
*   Investors Capital Holdings, Ltd.                                 615       4,330
    Investors Title Co.                                            5,690     444,617
#*  Jacksonville Bancorp, Inc.                                        81         828
#   Janus Capital Group, Inc.                                    391,332   3,862,447
*   Jefferson Bancshares, Inc.                                       427       2,711
    JMP Group, Inc.                                               75,954     486,865
#*  JW Mays, Inc.                                                    200       5,600
*   KCG Holdings, Inc. Class A                                    40,047     350,011
#*  Kearny Financial Corp.                                       156,507   1,643,323
    Kemper Corp.                                                 295,210  10,928,674
    Kennedy-Wilson Holdings, Inc.                                371,489   7,444,640
#   Kentucky First Federal Bancorp                                11,174      90,398
    Lake Shore Bancorp, Inc.                                         537       6,471
#   Lakeland Bancorp, Inc.                                       134,595   1,534,383
#   Lakeland Financial Corp.                                      67,819   2,413,678
    Landmark Bancorp, Inc.                                         4,230      85,065
    Life Partners Holdings, Inc.                                  59,461     120,111
    LNB Bancorp, Inc.                                             32,149     312,810
#*  Louisiana Bancorp, Inc.                                        1,387      24,820
    LSB Financial Corp.                                              291       8,296
*   Macatawa Bank Corp.                                          113,670     558,120
*   Magyar Bancorp, Inc.                                           1,800      13,185
#   Maiden Holdings, Ltd.                                        297,388   3,256,399
    MainSource Financial Group, Inc.                              72,019   1,168,148
*   Malvern Bancorp, Inc.                                          2,604      31,639
    Manning & Napier, Inc.                                        17,303     287,230
    MarketAxess Holdings, Inc.                                   209,326  13,654,335
    Marlin Business Services Corp.                                45,211   1,246,467

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
*   Maui Land & Pineapple Co., Inc.                                 16,899 $    71,990
    Mayflower Bancorp, Inc.                                          2,666      51,827
    MB Financial, Inc.                                             328,902   9,768,389
#*  MBIA, Inc.                                                   1,058,064  12,030,188
*   MBT Financial Corp.                                             12,507      48,027
    MCG Capital Corp.                                              336,744   1,586,064
#   Meadowbrook Insurance Group, Inc.                              181,899   1,207,809
    Medallion Financial Corp.                                      107,283   1,628,556
    Mercantile Bank Corp.                                           18,259     398,777
    Merchants Bancshares, Inc.                                      27,552     826,009
#   Mercury General Corp.                                          173,473   8,076,903
#*  Meridian Interstate Bancorp, Inc.                               30,250     718,135
#   Meta Financial Group, Inc.                                      10,434     388,353
*   Metro Bancorp, Inc.                                             84,977   1,813,409
    MetroCorp Bancshares, Inc.                                      19,897     285,124
#*  MGIC Investment Corp.                                          675,535   5,498,855
    MicroFinancial, Inc.                                            39,515     339,434
    Mid Penn Bancorp, Inc.                                           2,649      31,973
    MidSouth Bancorp, Inc.                                          17,719     268,974
#   MidWestOne Financial Group, Inc.                                   741      19,577
#   Montpelier Re Holdings, Ltd.                                   263,090   7,263,915
*   MSB Financial Corp.                                              1,000       7,600
    MutualFirst Financial, Inc.                                     10,911     185,487
#   National Interstate Corp.                                       49,385   1,290,430
#   National Penn Bancshares, Inc.                                 849,847   8,812,913
    National Western Life Insurance Co. Class A                      4,334     901,472
*   Naugatuck Valley Financial Corp.                                 1,596      11,794
*   Navigators Group, Inc. (The)                                    65,420   3,679,221
#   NBT Bancorp, Inc.                                              200,416   4,884,138
    Nelnet, Inc. Class A                                           186,752   7,961,238
*   New Century Bancorp, Inc.                                        2,400      15,864
#   New Hampshire Thrift Bancshares, Inc.                            8,785     124,747
*   NewBridge Bancorp                                               69,953     521,849
#*  NewStar Financial, Inc.                                        183,769   3,199,418
    Nicholas Financial, Inc.                                         4,051      65,019
*   North Valley Bancorp                                               377       7,125
    Northeast Bancorp                                                  493       4,935
    Northeast Community Bancorp, Inc.                               11,679      88,176
#   Northfield Bancorp, Inc.                                       226,758   2,931,981
    Northrim BanCorp, Inc.                                          15,577     390,983
    Northway Financial, Inc.                                         5,279      87,103
#   Northwest Bancshares, Inc.                                     557,985   7,806,210
    Norwood Financial Corp.                                          1,963      56,417
#   Ocean Shore Holding Co.                                          3,443      49,132
    OceanFirst Financial Corp.                                      79,731   1,402,468
    OFG Bancorp                                                    291,529   4,317,544
#   Ohio Valley Banc Corp.                                           6,595     135,461
    Old Line Bancshares, Inc.                                        4,075      54,360
#   Old National Bancorp                                           590,353   8,583,733
#*  Old Second Bancorp, Inc.                                        46,326     220,975
*   OmniAmerican Bancorp, Inc.                                      55,762   1,222,303
#   OneBeacon Insurance Group, Ltd. Class A                        125,693   2,006,060

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Oppenheimer Holdings, Inc. Class A                            23,277 $   461,583
    Oritani Financial Corp.                                      262,357   4,255,431
    Pacific Continental Corp.                                     69,126     952,556
*   Pacific Mercantile Bancorp                                     8,605      53,523
#*  Pacific Premier Bancorp, Inc.                                 15,487     215,424
#   PacWest Bancorp                                              212,456   8,083,951
    Park National Corp.                                           66,264   5,249,434
    Park Sterling Corp.                                          125,878     819,466
*   Patriot National Bancorp, Inc.                                 3,100       3,751
#   Peapack Gladstone Financial Corp.                             34,320     629,429
#   Penns Woods Bancorp, Inc.                                     16,245     831,744
#   Peoples Bancorp of North Carolina, Inc.                        3,975      52,033
#   Peoples Bancorp, Inc.                                         34,123     765,038
    Peoples Bancorp/Auburn                                           555      13,137
#*  PHH Corp.                                                    275,392   6,623,178
#*  Phoenix Cos., Inc. (The)                                      17,230     664,561
#*  PICO Holdings, Inc.                                          108,578   2,549,411
*   Pinnacle Financial Partners, Inc.                            196,676   6,096,956
#*  Piper Jaffray Cos.                                            66,404   2,383,240
    Platinum Underwriters Holdings, Ltd.                         185,551  11,539,417
*   Popular, Inc.                                                 22,673     572,493
*   Porter Bancorp, Inc.                                           9,708      10,873
#*  Portfolio Recovery Associates, Inc.                          223,602  13,293,139
#*  Preferred Bank                                                17,238     331,314
    Premier Financial Bancorp, Inc.                                9,271     111,437
    Primerica, Inc.                                              350,977  15,074,462
*   Primus Guaranty, Ltd.                                         52,225     527,472
    PrivateBancorp, Inc.                                         454,104  11,061,973
#   Prosperity Bancshares, Inc.                                  104,968   6,555,252
    Protective Life Corp.                                        146,613   6,755,927
#   Provident Financial Holdings, Inc.                            44,302     671,618
#   Provident Financial Services, Inc.                           289,766   5,430,215
#*  Prudential Bancorp, Inc.                                       7,693      83,165
#   Pulaski Financial Corp.                                       39,714     432,485
#   Pzena Investment Management, Inc. Class A                     29,376     211,213
    QC Holdings, Inc.                                             67,835     159,412
#   Radian Group, Inc.                                           466,486   6,796,701
#   Renasant Corp.                                               109,107   3,129,189
#   Republic Bancorp, Inc. Class A                                75,190   1,730,874
*   Republic First Bancorp, Inc.                                  21,386      67,366
#   Resource America, Inc. Class A                                67,766     584,821
*   Riverview Bancorp, Inc.                                       37,965     100,987
#   RLI Corp.                                                    111,565  10,540,661
#   Rockville Financial, Inc.                                    116,214   1,528,214
#*  Roma Financial Corp.                                          64,952   1,263,966
*   Royal Bancshares of Pennsylvania, Inc. Class A                 8,295      12,691
#   S&T Bancorp, Inc.                                            140,886   3,454,525
#*  Safeguard Scientifics, Inc.                                   90,490   1,579,050
    Safety Insurance Group, Inc.                                  68,896   3,767,922
#   Salisbury Bancorp, Inc.                                        2,458      64,461
    Sandy Spring Bancorp, Inc.                                    99,031   2,425,269
#   SB Financial Group, Inc.                                         790       6,438

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE+
                                                                  --------- -----------
Financials -- (Continued)
#*   Seacoast Banking Corp. of Florida                              103,813 $   236,694
     Selective Insurance Group, Inc.                                289,241   7,598,361
*    Shore Bancshares, Inc.                                          16,489     150,874
     SI Financial Group, Inc.                                         6,862      77,746
     Sierra Bancorp                                                  35,875     679,114
#    Simmons First National Corp. Class A                            72,539   2,374,927
     Simplicity Bancorp, Inc.                                        17,616     276,219
*    South Street Financial Corp.                                       400       2,500
*    Southcoast Financial Corp.                                          13          75
(d)  Southern Community Financial                                    57,808      12,718
*    Southern First Bancshares, Inc.                                  3,037      40,817
#    Southern Missouri Bancorp, Inc.                                  1,107      33,487
#    Southern National Bancorp of Virginia, Inc.                        493       4,807
#    Southside Bancshares, Inc.                                      77,258   2,109,143
#*   Southwest Bancorp, Inc.                                         76,045   1,217,480
     Southwest Georgia Financial Corp.                                1,844      17,518
#*   St Joe Co. (The)                                               285,095   5,322,724
     StanCorp Financial Group, Inc.                                 176,352  10,387,133
     State Auto Financial Corp.                                     126,268   2,399,092
     StellarOne Corp.                                                82,289   1,915,688
*    Sterling Bancorp(859158107)                                    135,661   2,001,000
     Sterling Bancorp(85917A100)                                    158,746   1,860,503
     Sterling Financial Corp.                                         1,668      48,305
#    Stewart Information Services Corp.                             117,605   3,683,389
#*   Stifel Financial Corp.                                         365,388  14,962,639
#*   Stratus Properties, Inc.                                        26,622     409,446
*    Suffolk Bancorp                                                 78,876   1,542,026
     Summit State Bank                                                  195       1,930
#*   Sun Bancorp, Inc.                                              242,822     801,313
     Susquehanna Bancshares, Inc.                                 1,083,026  12,763,461
*    Sussex Bancorp                                                  10,149      69,470
*    SWS Group, Inc.                                                 72,807     409,903
     SY Bancorp, Inc.                                                52,258   1,568,263
     Symetra Financial Corp.                                        355,881   6,665,651
#    Synovus Financial Corp.                                      3,440,963  11,183,130
*    Taylor Capital Group, Inc.                                      73,897   1,699,631
#    TCF Financial Corp.                                          1,012,331  15,367,185
     Teche Holding Co.                                                5,917     297,625
*    Tejon Ranch Co.                                                130,526   4,832,073
     Territorial Bancorp, Inc.                                       39,716     866,206
#    Teton Advisors, Inc. Class A                                       311      17,494
#*   Texas Capital Bancshares, Inc.                                 241,949  12,593,445
     TF Financial Corp.                                               7,379     204,767
     Thomas Properties Group, Inc.                                  225,505   1,533,434
     Timberland Bancorp, Inc.                                        76,238     676,231
#    Tompkins Financial Corp.                                        40,622   2,003,477
     Tower Financial Corp.                                            3,098      73,516
#    Tower Group International, Ltd.                                219,718     797,576
#    TowneBank                                                       92,522   1,347,120
#    Tree.com, Inc.                                                  44,893   1,324,792
     Trico Bancshares                                                53,824   1,361,209
#    TrustCo Bank Corp.                                             517,313   3,476,343

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Financials -- (Continued)
#   Trustmark Corp.                                              399,995 $   10,863,864
#   UMB Financial Corp.                                          241,252     14,214,568
#   Umpqua Holdings Corp.                                        638,403     10,450,657
    Unico American Corp.                                          11,600        145,464
    Union Bankshares Inc/Morrisville                               2,252         48,801
#   Union First Market Bankshares Corp.                           88,724      2,140,023
    United Bancshares, Inc.                                          900         11,943
#   United Bankshares, Inc.                                      235,937      6,979,016
*   United Community Banks, Inc.                                 231,672      3,611,766
#*  United Community Financial Corp.                             503,382      2,013,528
    United Financial Bancorp, Inc.                                71,500      1,121,120
    United Fire Group, Inc.                                      108,670      3,444,839
*   United Security Bancshares                                    27,744        142,603
    Unity Bancorp, Inc.                                            8,514         63,089
#   Universal Insurance Holdings, Inc.                           222,734      1,746,235
    Univest Corp. of Pennsylvania                                 64,370      1,285,469
#   Valley National Bancorp                                      164,843      1,607,219
#*  Vantagesouth Bancshares, Inc.                                  4,600         22,494
#   ViewPoint Financial Group, Inc.                              218,622      4,768,146
*   Virginia Commerce Bancorp, Inc.                              112,621      1,805,315
*   Virtus Investment Partners, Inc.                              31,188      6,347,382
#   VSB Bancorp, Inc.                                              1,037         10,909
#*  Walker & Dunlop, Inc.                                         60,828        789,547
    Washington Banking Co.                                        59,986      1,020,362
    Washington Federal, Inc.                                     576,365     13,129,595
#   Washington Trust Bancorp, Inc.                                70,529      2,319,699
*   Waterstone Financial, Inc.                                    17,619        187,466
    Wayne Savings Bancshares, Inc.                                 2,043         21,145
    Webster Financial Corp.                                      569,447     15,881,877
#   WesBanco, Inc.                                               119,819      3,522,679
#   West BanCorp., Inc.                                           61,843        854,670
#   Westamerica BanCorp.                                         147,920      7,614,922
*   Western Alliance Bancorp                                     553,907     11,715,133
    Westfield Financial, Inc.                                    110,392        795,926
    Westwood Holdings Group, Inc.                                 24,868      1,326,210
    Wilshire Bancorp, Inc.                                       418,232      3,542,425
#   Wintrust Financial Corp.                                     231,757     10,083,747
#*  World Acceptance Corp.                                        62,914      6,550,606
*   Wright Investors' Service Holdings, Inc.                      13,860         29,452
    WSFS Financial Corp.                                           3,148        220,391
    WVS Financial Corp.                                            4,423         48,918
*   Yadkin Financial Corp.                                        12,826        210,603
*   ZipRealty, Inc.                                              103,092        567,006
                                                                         --------------
Total Financials                                                          1,245,422,558
                                                                         --------------
Health Care -- (7.8%)
#   Abaxis, Inc.                                                  41,719      1,490,620
#*  ABIOMED, Inc.                                                  3,655         87,647
#*  Acadia Healthcare Co., Inc.                                   10,853        470,586
#*  ACADIA Pharmaceuticals, Inc.                                 167,745      3,812,844
#*  Accelerate Diagnostics, Inc.                                   9,590        122,944
#*  Accuray, Inc.                                                350,040      2,362,770

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  Acorda Therapeutics, Inc.                                    211,500 $ 6,474,015
#*  Adcare Health Systems, Inc.                                   12,270      48,466
#*  Addus HomeCare Corp.                                          49,916   1,290,329
#*  Aegerion Pharmaceuticals, Inc.                                43,377   3,592,483
#*  Affymax, Inc.                                                141,242     159,603
*   Affymetrix, Inc.                                             425,249   3,006,510
#   Air Methods Corp.                                            220,994   9,661,858
#*  Akorn, Inc.                                                  134,915   2,757,663
#*  Albany Molecular Research, Inc.                              183,961   2,409,889
*   Alere, Inc.                                                  139,410   4,702,299
#*  Align Technology, Inc.                                       286,722  16,360,357
*   Alkermes P.L.C.                                               69,511   2,446,092
#*  Alliance HealthCare Services, Inc.                            33,920     855,123
*   Allied Healthcare Products                                    13,770      32,084
#*  Allscripts Healthcare Solutions, Inc.                        627,789   8,682,322
    Almost Family, Inc.                                           33,488     643,974
#*  Alnylam Pharmaceuticals, Inc.                                 47,543   2,738,952
*   Alphatec Holdings, Inc.                                      255,458     464,934
#*  AMAG Pharmaceuticals, Inc.                                    76,254   2,057,333
#*  Amedisys, Inc.                                               148,822   2,422,822
*   American Shared Hospital Services                             10,189      24,810
#*  Amicus Therapeutics, Inc.                                      5,320      11,278
*   AMN Healthcare Services, Inc.                                264,788   3,283,371
*   Amsurg Corp.                                                 169,170   7,255,701
#   Analogic Corp.                                                62,875   5,798,961
*   AngioDynamics, Inc.                                          113,466   1,783,686
*   ANI Pharmaceuticals, Inc.                                      1,341      13,745
#*  Anika Therapeutics, Inc.                                      89,600   2,676,352
#*  Arqule, Inc.                                                  93,636     210,681
#*  Arrhythmia Research Technology, Inc.                           6,674      21,791
#*  ArthroCare Corp.                                             138,954   5,202,438
*   AtriCure, Inc.                                                 9,221     127,711
#   Atrion Corp.                                                   9,270   2,476,759
#*  Authentidate Holding Corp.                                    41,534      52,333
#*  Auxilium Pharmaceuticals, Inc.                               154,197   2,653,730
#*  AVEO Pharmaceuticals, Inc.                                   126,042     260,907
#*  Baxano Surgical, Inc.                                        107,994     130,673
#*  Bio-Reference Labs, Inc.                                     129,207   4,187,599
#*  Bioanalytical Systems, Inc.                                    5,617      10,335
*   BioScrip, Inc.                                               416,334   2,918,501
*   Biospecifics Technologies Corp.                               10,491     196,182
    Biota Pharmaceuticals, Inc.                                   24,681      94,528
*   BioTelemetry, Inc.                                           140,590   1,284,993
#*  Bovie Medical Corp.                                           54,539     139,620
#*  BSD Medical Corp.                                             56,629      89,474
#*  Cambrex Corp.                                                174,943   2,942,541
#   Cantel Medical Corp.                                         223,153   7,832,670
#*  Capital Senior Living Corp.                                  146,494   3,249,237
#*  Cardica, Inc.                                                 24,942      29,930
#*  Catalyst Pharmaceutical Partners, Inc.                         6,701      10,856
#*  Celldex Therapeutics, Inc.                                   265,843   6,090,463
#*  Celsion Corp.                                                  8,283      33,299

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   Centene Corp.                                                258,159 $14,498,209
#*  Cepheid, Inc.                                                 45,121   1,837,327
*   Charles River Laboratories International, Inc.               314,552  15,479,104
#   Chemed Corp.                                                 102,071   6,922,455
*   Chindex International, Inc.                                    9,384     157,933
#*  Cleveland Biolabs, Inc.                                        7,404      10,218
#*  Codexis, Inc.                                                 41,835      72,793
#   Computer Programs & Systems, Inc.                             61,658   3,516,972
#   CONMED Corp.                                                 121,090   4,391,934
#*  Corcept Therapeutics, Inc.                                    59,506     100,565
*   Cornerstone Therapeutics, Inc.                                 8,840      83,715
*   Corvel Corp.                                                 101,356   4,216,410
*   Cross Country Healthcare, Inc.                               120,363     714,956
    CryoLife, Inc.                                               113,975   1,024,635
#*  Cumberland Pharmaceuticals, Inc.                             100,403     490,971
#*  Cutera, Inc.                                                  73,938     743,077
#*  Cyberonics, Inc.                                             173,933  10,046,370
#*  Cynosure, Inc. Class A                                        97,922   2,116,094
#*  Cytokinetics, Inc.                                            29,220     175,612
    Daxor Corp.                                                   14,561     108,771
#*  Depomed, Inc.                                                 15,354     110,549
*   Digirad Corp.                                                120,709     401,961
#*  Discovery Laboratories, Inc.                                   1,415       2,915
#*  Durect Corp.                                                 120,100     180,150
#*  Dyax Corp.                                                   173,946   1,429,836
*   Emergent Biosolutions, Inc.                                  167,801   3,277,154
#*  Emeritus Corp.                                                92,315   1,768,755
*   Encision, Inc.                                                 2,013       1,832
#*  Endocyte, Inc.                                                13,199     137,666
#   Ensign Group, Inc. (The)                                     114,234   4,864,084
#*  EnteroMedics, Inc.                                             3,200       3,968
#*  Entremed, Inc.                                                 9,289      16,999
*   Enzo Biochem, Inc.                                           184,277     458,850
#   Enzon Pharmaceuticals, Inc.                                  213,649     316,201
#*  Exact Sciences Corp.                                          80,468     886,757
#*  Exactech, Inc.                                                46,584   1,057,457
#*  ExamWorks Group, Inc.                                        147,441   3,811,350
#*  Fibrocell Science, Inc.                                        3,711      13,731
*   Five Star Quality Care, Inc.                                 161,870     820,681
#*  Furiex Pharmaceuticals, Inc.                                  31,061   1,214,485
#*  Galena Biopharma, Inc.                                            84         187
#*  Genomic Health, Inc.                                             690      20,645
*   Gentiva Health Services, Inc.                                148,474   1,700,027
#*  Geron Corp.                                                  165,706     654,539
*   Greatbatch, Inc.                                             138,640   5,284,957
#*  GTx, Inc.                                                     61,298     104,820
#*  Haemonetics Corp.                                            292,980  11,883,269
*   Hanger, Inc.                                                 200,317   7,351,634
*   Harvard Bioscience, Inc.                                     135,909     800,504
*   Health Management Associates, Inc. Class A                   832,810  10,676,624
*   Health Net, Inc.                                             480,190  14,597,776
#   HealthSouth Corp.                                            403,287  14,159,407

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                    SHARES     VALUE+
                                                                   --------- -----------
Health Care -- (Continued)
*     HealthStream, Inc.                                              99,925 $ 3,569,321
#*    Healthways, Inc.                                               227,350   2,189,380
#     Hi-Tech Pharmacal Co., Inc.                                     60,287   2,597,767
#     Hill-Rom Holdings, Inc.                                        371,392  15,334,776
#*    HMS Holdings Corp.                                              40,096     847,228
*     Hooper Holmes, Inc.                                          1,113,795     668,277
#*    Horizon Pharma, Inc.                                            28,436     119,147
#*    iBio, Inc.                                                      20,300       7,156
*     ICU Medical, Inc.                                               93,217   5,760,811
#*    Idera Pharmaceuticals, Inc.                                    146,982     270,447
#*    Immunomedics, Inc.                                             128,283     486,193
*     Impax Laboratories, Inc.                                       440,603   8,926,617
#*    Incyte Corp., Ltd.                                             113,589   4,429,971
#*    Infinity Pharmaceuticals, Inc.                                 123,598   1,674,753
#*    Integra LifeSciences Holdings Corp.                            134,119   6,139,968
      Invacare Corp.                                                 144,563   3,103,768
#*    IPC The Hospitalist Co., Inc.                                   84,445   4,626,742
*     Iridex Corp.                                                     4,691      28,005
#*    Isis Pharmaceuticals, Inc.                                      69,742   2,320,316
      Kewaunee Scientific Corp.                                       10,935     189,832
      Kindred Healthcare, Inc.                                       324,288   4,501,117
#     Landauer, Inc.                                                  43,491   2,104,964
*     Lannett Co., Inc.                                              139,769   3,299,946
*     LCA-Vision, Inc.                                                68,039     223,848
      LeMaitre Vascular, Inc.                                         76,701     616,676
#*    LHC Group, Inc.                                                 78,398   1,614,999
*     LifePoint Hospitals, Inc.                                      236,483  12,211,982
#*    Ligand Pharmaceuticals, Inc. Class B                             5,706     295,343
#*    Luminex Corp.                                                   92,319   1,800,220
*     Magellan Health Services, Inc.                                 152,394   8,945,528
#     Masimo Corp.                                                   324,019   8,301,367
#*    Mast Therapeutics, Inc.                                         76,900      37,681
(d)*  Maxygen, Inc.                                                  155,971       4,679
*     MedAssets, Inc.                                                362,964   8,359,061
(d)*  MedCath Corp.                                                   65,962      90,368
*     Medical Action Industries, Inc.                                 76,730     464,984
*     Medicines Co. (The)                                            395,553  13,417,158
#*    MediciNova, Inc.                                                25,896      63,963
*     Medidata Solutions, Inc.                                       123,762  13,652,186
#     Meridian Bioscience, Inc.                                      136,927   3,384,835
*     Merit Medical Systems, Inc.                                    211,792   3,386,554
#*    Metabolix, Inc.                                                  2,612       2,873
#     MGC Diagnostics Corp.                                              215       2,548
*     Misonix, Inc.                                                   86,409     361,190
#*    Molina Healthcare, Inc.                                        291,633   9,227,268
#*    Momenta Pharmaceuticals, Inc.                                  300,988   4,933,193
#*    MWI Veterinary Supply, Inc.                                     30,517   4,841,217
#*    Myriad Genetics, Inc.                                          502,527  12,251,608
#*    Nanosphere, Inc.                                                63,202     123,244
#     National Healthcare Corp.                                       42,718   2,066,697
#*    National Research Corp. Class A                                 88,416   1,550,817
#     National Research Corp. Class B                                 14,736     412,461

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  Natus Medical, Inc.                                          161,364 $ 3,183,712
#*  Neogen Corp.                                                  85,536   3,953,474
*   NuVasive, Inc.                                               272,305   8,653,853
*   Omnicell, Inc.                                               207,636   4,790,162
#*  OncoGenex Pharmaceutical, Inc.                                11,746      82,574
#*  Oncothyreon, Inc.                                              7,277      12,880
#*  Opko Health, Inc.                                            855,851   8,575,627
#*  OraSure Technologies, Inc.                                    23,066     150,390
*   Orthofix International NV                                     83,984   1,720,832
#*  Osiris Therapeutics, Inc.                                     25,262     336,237
#   Owens & Minor, Inc.                                          404,519  15,137,101
#*  Pacific Biosciences of California, Inc.                      123,400     507,174
#   Pain Therapeutics, Inc.                                      145,382     532,098
#*  PAREXEL International Corp.                                  290,659  13,286,023
#*  PDI, Inc.                                                    119,189     568,532
#   PDL BioPharma, Inc.                                          697,874   5,645,801
#*  Pernix Therapeutics Holdings                                  24,884      52,008
#*  PharMerica Corp.                                             125,283   1,849,177
#*  PhotoMedex, Inc.                                              17,948     226,863
#*  Pozen, Inc.                                                  168,990   1,062,102
#*  Progenics Pharmaceuticals, Inc.                              147,191     535,775
*   ProPhase Labs, Inc.                                           15,982      26,530
*   Providence Service Corp. (The)                                80,812   2,415,471
#*  pSivida Corp.                                                 72,613     177,902
    Psychemedics Corp.                                             6,901      96,545
#   Quality Systems, Inc.                                        296,567   6,767,659
#*  Quidel Corp.                                                 145,341   3,589,923
#*  RadNet, Inc.                                                 144,576     354,211
#*  Repligen Corp.                                               200,456   2,192,989
#*  Repros Therapeutics, Inc.                                      6,764     122,023
#*  Rigel Pharmaceuticals, Inc.                                  215,483     665,842
#*  Rochester Medical Corp.                                       54,677   1,092,446
#*  RTI Biologics, Inc.                                          252,618     704,804
#*  RXi Pharmaceuticals Corp.                                          2           6
#*  Sagent Pharmaceuticals, Inc.                                  47,815   1,037,107
#*  Sangamo Biosciences, Inc.                                     61,143     572,910
#*  Santarus, Inc.                                               502,967  11,734,220
#*  Sciclone Pharmaceuticals, Inc.                               318,401   1,506,037
    Select Medical Holdings Corp.                                274,751   2,329,888
    Simulations Plus, Inc.                                        35,178     184,333
#*  Skilled Healthcare Group, Inc. Class A                       101,578     432,722
#*  Solta Medical, Inc.                                          205,928     380,967
    Span-America Medical Systems, Inc.                            12,193     229,838
*   Special Diversified Opportunities, Inc.                        1,950       2,164
*   Spectranetics Corp.                                          109,297   2,283,214
#   Spectrum Pharmaceuticals, Inc.                               280,684   2,411,076
#*  Staar Surgical Co.                                            79,542   1,053,136
*   StemCells, Inc.                                               10,349      13,764
#*  Stereotaxis, Inc.                                              8,630      37,713
    STERIS Corp.                                                 309,534  13,987,841
#*  Sucampo Pharmaceuticals, Inc. Class A                         63,175     391,685
*   SurModics, Inc.                                               79,987   1,886,093

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
*   Symmetry Medical, Inc.                                       161,803 $  1,310,604
#*  Synageva BioPharma Corp.                                         535       27,178
*   Synthetic Biologics, Inc.                                      9,950       14,925
*   Targacept, Inc.                                               33,471      158,987
*   Team Health Holdings, Inc.                                   317,151   13,777,039
#*  Tenet Healthcare Corp.                                         6,101      287,906
#*  Theravance, Inc.                                               6,351      232,701
*   Thoratec Corp.                                               353,463   15,266,067
#*  Threshold Pharmaceuticals, Inc.                               10,400       45,136
*   Tornier NV                                                    66,085    1,421,488
#*  Transcept Pharmaceuticals, Inc.                               73,786      271,532
*   Triple-S Management Corp. Class B                             96,828    1,724,507
#   Universal American Corp.                                     348,712    2,587,443
*   Uroplasty, Inc.                                               12,442       37,699
    US Physical Therapy, Inc.                                     53,850    1,718,892
#   Utah Medical Products, Inc.                                   16,465      916,442
#*  Vascular Solutions, Inc.                                      78,513    1,540,425
#*  VCA Antech, Inc.                                             578,974   16,471,810
#*  Vical, Inc.                                                   12,783       15,979
#*  ViroPharma, Inc.                                             389,274   15,111,617
#*  Vision Sciences, Inc.                                          4,525        3,801
#*  Volcano Corp.                                                 16,523      316,746
*   WellCare Health Plans, Inc.                                   67,375    4,492,565
#   West Pharmaceutical Services, Inc.                           351,188   16,979,940
#*  Wright Medical Group, Inc.                                   255,723    6,947,994
#*  XenoPort, Inc.                                                34,270      179,232
    Xstelos Holdings, Inc.                                        22,800       29,868
#*  Zalicus, Inc.                                                  3,543       15,517
*   Zeltiq Aesthetics, Inc.                                        1,900       24,643
                                                                         ------------
Total Health Care                                                         712,280,752
                                                                         ------------
Industrials -- (14.7%)
    AAON, Inc.                                                   201,577    5,444,595
    AAR Corp.                                                    225,204    6,593,973
    ABM Industries, Inc.                                         314,140    8,641,991
#   Acacia Research Corp.                                        215,375    3,250,009
#*  ACCO Brands Corp.                                            264,095    1,544,956
#*  Accuride Corp.                                                36,019      162,086
    Aceto Corp.                                                  171,281    2,731,932
#   Acme United Corp.                                              7,500      109,800
#   Acorn Energy, Inc.                                            81,749      307,376
*   Active Power, Inc.                                            77,492      230,151
#   Actuant Corp. Class A                                        410,545   15,420,070
*   Adept Technology, Inc.                                        63,689      529,892
#*  Advisory Board Co. (The)                                     132,516    9,090,598
#*  Aegion Corp.                                                 237,200    4,862,600
#*  AeroCentury Corp.                                              2,989       59,780
#*  Aerovironment, Inc.                                          140,035    3,796,349
*   Air Transport Services Group, Inc.                           246,538    1,784,935
    Aircastle, Ltd.                                              213,426    4,027,349
    Alamo Group, Inc.                                             59,229    2,795,017
    Albany International Corp. Class A                           154,612    5,691,268

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE+
                                                                  ------- -----------
Industrials -- (Continued)
#    Allegiant Travel Co.                                         109,313 $11,398,067
     Alliant Techsystems, Inc.                                    169,067  18,406,324
(d)  Allied Defense Group, Inc. (The)                              59,074     310,139
     Allied Motion Technologies, Inc.                              12,558     119,929
#    Altra Holdings, Inc.                                         179,676   5,456,760
     AMERCO                                                        73,467  14,835,191
#*   Ameresco, Inc. Class A                                        73,348     767,220
#    American Railcar Industries, Inc.                            113,169   4,635,402
     American Science & Engineering, Inc.                          40,644   2,673,562
#*   American Superconductor Corp.                                 57,131     124,546
#*   American Woodmark Corp.                                       59,982   2,034,589
     Ampco-Pittsburgh Corp.                                        37,840     696,634
*    AMREP Corp.                                                    8,340      67,137
     Apogee Enterprises, Inc.                                     179,704   5,621,141
     Applied Industrial Technologies, Inc.                        260,037  12,302,350
*    ARC Document Solutions, Inc.                                 198,196   1,236,743
#    Argan, Inc.                                                   45,682   1,016,425
#    Arkansas Best Corp.                                          144,229   3,947,548
*    Arotech Corp.                                                 33,040      54,516
     Art's-Way Manufacturing Co., Inc.                                400       2,236
#*   Ascent Solar Technologies, Inc.                              100,796      94,748
#    Astec Industries, Inc.                                       103,017   3,483,005
*    Astronics Corp.                                               69,037   3,386,955
*    Astronics Corp. Class B                                       13,683     660,762
#*   Atlas Air Worldwide Holdings, Inc.                           140,555   5,204,752
#*   Avalon Holdings Corp. Class A                                 41,336     214,120
*    Avis Budget Group, Inc.                                      493,987  15,476,613
     AZZ, Inc.                                                    137,189   6,159,786
     Baltic Trading, Ltd.                                          80,849     362,204
#    Barnes Group, Inc.                                           325,659  11,573,921
     Barrett Business Services, Inc.                               43,800   3,647,226
#*   Beacon Roofing Supply, Inc.                                  284,406   9,871,732
     Belden, Inc.                                                 250,180  16,827,107
*    Blount International, Inc.                                   245,385   2,988,789
*    BlueLinx Holdings, Inc.                                      119,501     222,272
     Brady Corp. Class A                                          246,973   7,209,142
*    Breeze-Eastern Corp.                                          41,547     387,426
#    Briggs & Stratton Corp.                                      263,173   4,826,593
     Brink's Co. (The)                                            282,194   8,860,892
#*   Builders FirstSource, Inc.                                   144,888   1,073,620
#*   CAI International, Inc.                                       90,501   1,981,067
*    Casella Waste Systems, Inc. Class A                          118,135     698,178
#*   CBIZ, Inc.                                                   213,409   1,741,417
     CDI Corp.                                                     67,588   1,084,787
     Ceco Environmental Corp.                                      96,326   1,700,154
#    Celadon Group, Inc.                                          122,477   2,270,724
#*   Cenveo, Inc.                                                  24,095      75,658
#*   Chart Industries, Inc.                                       150,375  16,160,801
     Chicago Rivet & Machine Co.                                    2,923      97,044
     CIRCOR International, Inc.                                    95,653   7,056,322
#    CLARCOR, Inc.                                                 74,653   4,365,707
     Coleman Cable, Inc.                                           72,474   1,782,860

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Columbus McKinnon Corp.                                       95,388 $ 2,481,042
#   Comfort Systems USA, Inc.                                    195,785   3,647,475
*   Commercial Vehicle Group, Inc.                               169,577   1,334,571
    Compx International, Inc.                                      9,814     139,261
    Con-way, Inc.                                                380,220  15,665,064
    Conrad Industries, Inc.                                        6,600     214,203
*   Consolidated Graphics, Inc.                                   52,293   3,351,458
#   Corporate Executive Board Co. (The)                          188,165  13,717,229
*   Costa, Inc.                                                   58,037   1,167,704
    Courier Corp.                                                 43,514     739,303
    Covanta Holding Corp.                                         25,697     441,218
*   Covenant Transportation Group, Inc. Class A                  158,118   1,032,511
#*  CPI Aerostructures, Inc.                                      26,965     334,366
*   CRA International, Inc.                                       38,940     741,807
#   Cubic Corp.                                                  144,338   7,577,745
    Curtiss-Wright Corp.                                         247,674  12,329,212
#   Deluxe Corp.                                                 298,457  14,054,340
#*  DigitalGlobe, Inc.                                           493,255  15,695,374
*   Dolan Co. (The)                                              109,295     280,888
#   Douglas Dynamics, Inc.                                       105,695   1,603,393
#*  Ducommun, Inc.                                                56,730   1,410,308
#*  DXP Enterprises, Inc.                                         73,319   6,738,016
*   Dycom Industries, Inc.                                       187,053   5,546,121
    Dynamic Materials Corp.                                       59,129   1,306,751
#*  Eagle Bulk Shipping, Inc.                                     59,714     332,010
#   Eastern Co. (The)                                             20,021     331,348
#*  Echo Global Logistics, Inc.                                   97,014   1,786,028
    Ecology and Environment, Inc. Class A                         10,494     115,434
    EMCOR Group, Inc.                                            306,181  11,347,068
#   Encore Wire Corp.                                            108,659   5,381,880
#*  Energy Recovery, Inc.                                        163,092     952,457
#*  EnerNOC, Inc.                                                139,589   2,321,365
    EnerSys, Inc.                                                269,950  17,911,183
*   Engility Holdings, Inc.                                       22,951     710,792
    Ennis, Inc.                                                  118,645   2,105,949
#*  EnPro Industries, Inc.                                       128,496   7,667,356
*   Environmental Tectonics Corp.                                  7,400      13,209
#   ESCO Technologies, Inc.                                      125,008   4,510,289
#   Espey Manufacturing & Electronics Corp.                       11,359     369,168
*   Esterline Technologies Corp.                                 173,167  13,881,067
    Exelis, Inc.                                                 780,550  12,871,270
#   Exponent, Inc.                                                63,115   4,772,125
*   Federal Signal Corp.                                         357,930   4,900,062
*   Flow International Corp.                                     224,334     895,093
    Forward Air Corp.                                            164,755   6,669,282
*   Franklin Covey Co.                                           113,617   2,136,000
#   Franklin Electric Co., Inc.                                  261,400   9,893,990
#   FreightCar America, Inc.                                      51,678   1,149,319
#*  FTI Consulting, Inc.                                         193,401   7,848,213
#*  Fuel Tech, Inc.                                               95,412     432,216
*   Furmanite Corp.                                              203,953   2,294,471
    G&K Services, Inc. Class A                                    95,627   5,967,125

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#   GATX Corp.                                                   249,467 $12,860,024
#*  Genco Shipping & Trading, Ltd.                               144,051     384,616
#*  Gencor Industries, Inc.                                        5,287      48,270
#*  GenCorp, Inc.                                                228,340   3,836,112
#   Generac Holdings, Inc.                                       240,144  11,851,106
#   General Cable Corp.                                          263,612   8,680,743
*   Gibraltar Industries, Inc.                                   144,735   2,317,207
    Global Power Equipment Group, Inc.                            43,006     875,602
#*  Goldfield Corp. (The)                                         77,899     148,008
    Gorman-Rupp Co. (The)                                         93,316   3,801,694
*   GP Strategies Corp.                                           93,091   2,608,410
#*  GrafTech International, Ltd.                                  24,171     215,122
    Graham Corp.                                                  47,272   1,740,082
#   Granite Construction, Inc.                                   196,426   6,354,381
#   Great Lakes Dredge & Dock Corp.                              296,593   2,408,335
#*  Greenbrier Cos., Inc.                                        147,768   3,921,763
    Griffon Corp.                                                251,911   3,156,445
*   H&E Equipment Services, Inc.                                 218,452   5,467,854
    Hardinge, Inc.                                                52,544     777,126
#   Harsco Corp.                                                 513,271  14,309,996
#*  Hawaiian Holdings, Inc.                                      319,774   2,638,136
#   Healthcare Services Group, Inc.                               28,398     777,821
#   Heartland Express, Inc.                                      543,356   7,802,592
#   HEICO Corp.                                                  139,213   7,459,006
    HEICO Corp. Class A                                          152,556   5,943,592
    Heidrick & Struggles International, Inc.                      78,602   1,455,709
#*  Heritage-Crystal Clean, Inc.                                   4,651      82,183
    Herman Miller, Inc.                                          350,642  10,638,478
#*  Hexcel Corp.                                                   3,453     146,096
#*  Hill International, Inc.                                     142,630     490,647
#   HNI Corp.                                                    246,494   9,576,292
*   Horizon Lines, Inc. Class A                                    4,998       6,347
#   Houston Wire & Cable Co.                                     134,612   1,867,068
#*  Hub Group, Inc. Class A                                      222,220   8,162,141
#*  Hudson Global, Inc.                                          120,105     390,341
#*  Hudson Technologies, Inc.                                      3,900       8,307
    Huntington Ingalls Industries, Inc.                          227,971  16,311,325
    Hurco Cos., Inc.                                              24,776     606,764
*   Huron Consulting Group, Inc.                                 132,085   7,736,218
*   Huttig Building Products, Inc.                               100,706     251,765
    Hyster-Yale Materials Handling, Inc.                          64,860   5,087,618
*   ICF International, Inc.                                       86,751   3,003,320
*   II-VI, Inc.                                                  310,298   5,293,684
#*  InnerWorkings, Inc.                                          132,365   1,266,733
*   Innotrac Corp.                                                16,000     107,360
#   Innovative Solutions & Support, Inc.                          46,017     362,614
    Insperity, Inc.                                              136,717   5,286,846
    Insteel Industries, Inc.                                      77,034   1,277,994
*   Integrated Electrical Services, Inc.                          30,483     142,051
*   Intelligent Systems Corp.                                     32,937      50,723
#   Interface, Inc.                                              351,133   7,110,443
#   International Shipholding Corp.                               18,655     463,017

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#   Intersections, Inc.                                             90,158 $   772,654
    ITT Corp.                                                      239,815   9,527,850
#*  JetBlue Airways Corp.                                        1,322,800   9,378,652
    John Bean Technologies Corp.                                   161,233   4,382,313
*   JPS Industries, Inc.                                             8,700      42,630
    Kadant, Inc.                                                    37,897   1,356,713
#   Kaman Corp.                                                    168,024   6,247,132
#   Kelly Services, Inc. Class A                                   181,145   3,778,685
    Kelly Services, Inc. Class B                                       350       7,494
*   Key Technology, Inc.                                            20,756     300,339
    Kforce, Inc.                                                   194,260   3,824,979
    Kimball International, Inc. Class B                            137,253   1,605,860
#   Knight Transportation, Inc.                                    520,132   8,826,640
    Knoll, Inc.                                                    260,842   4,283,026
*   Korn/Ferry International                                       232,372   5,530,454
#*  Kratos Defense & Security Solutions, Inc.                      240,766   2,041,696
#   Landstar System, Inc.                                           45,867   2,535,986
#*  Lawson Products, Inc.                                           33,860     444,243
#*  Layne Christensen Co.                                           88,751   1,716,444
    LB Foster Co. Class A                                           45,687   2,135,867
#   Lindsay Corp.                                                   68,157   5,180,614
#*  LMI Aerospace, Inc.                                             50,099     786,554
#   LS Starrett Co. (The) Class A                                   26,536     301,714
    LSI Industries, Inc.                                            94,390     869,332
*   Luna Innovations, Inc.                                           6,456       9,297
*   Lydall, Inc.                                                    63,864   1,163,602
#*  Magnetek, Inc.                                                  38,959     705,937
#*  Manitex International, Inc.                                      6,890      89,088
#   Manitowoc Co., Inc. (The)                                      725,735  14,122,803
    Marten Transport, Ltd.                                         163,134   2,877,684
#*  MasTec, Inc.                                                   498,398  15,933,784
    Mastech Holdings, Inc.                                             418       6,094
#   Matson, Inc.                                                   251,919   6,824,486
    McGrath RentCorp                                               102,242   3,646,972
*   Meritor, Inc.                                                  410,328   2,818,953
*   Metalico, Inc.                                                 162,485     266,475
*   Mfri, Inc.                                                      18,405     217,915
#*  Middleby Corp.                                                  75,298  17,141,590
    Miller Industries, Inc.                                         57,987   1,086,676
#   Mine Safety Appliances Co.                                     206,836   9,961,222
#*  Mistras Group, Inc.                                            112,617   2,067,648
*   Mobile Mini, Inc.                                              260,947   9,425,406
*   Moog, Inc. Class A                                             204,624  12,222,192
#*  Moog, Inc. Class B                                              10,012     605,526
    Mueller Industries, Inc.                                       182,425  10,998,403
    Mueller Water Products, Inc. Class A                           964,136   8,262,646
    Multi-Color Corp.                                               58,552   2,039,366
#*  MYR Group, Inc.                                                114,295   3,023,103
    National Presto Industries, Inc.                                27,933   1,970,673
*   National Technical Systems, Inc.                                26,035     595,941
#*  Navigant Consulting, Inc.                                      213,177   3,698,621
#*  Navistar International Corp.                                   139,750   5,053,360

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  NCI Building Systems, Inc.                                    22,318 $   322,049
#   NL Industries, Inc.                                          150,263   1,752,067
    NN, Inc.                                                      87,293   1,403,671
#*  Nortek, Inc.                                                   1,844     129,393
*   Northwest Pipe Co.                                            40,474   1,458,278
#*  Ocean Power Technologies, Inc.                                34,916      82,053
#*  Odyssey Marine Exploration, Inc.                             125,767     272,914
#   Omega Flex, Inc.                                              25,792     524,609
*   On Assignment, Inc.                                          331,924  11,215,712
*   Orbit International Corp.                                      1,977       6,524
*   Orbital Sciences Corp.                                       328,759   7,584,470
*   Orion Energy Systems, Inc.                                    64,025     272,106
*   Orion Marine Group, Inc.                                      84,584   1,057,300
*   Pacer International, Inc.                                    194,318   1,550,658
    PAM Transportation Services, Inc.                             32,028     557,287
*   Park-Ohio Holdings Corp.                                      57,786   2,392,918
*   Patrick Industries, Inc.                                      58,158   1,819,182
#*  Patriot Transportation Holding, Inc.                          38,246   1,413,955
*   Pendrell Corp.                                               161,066     359,177
*   PGT, Inc.                                                    283,744   2,965,125
    Pike Electric Corp.                                          163,887   1,771,618
#*  Plug Power, Inc.                                              66,963      38,839
#*  PMFG, Inc.                                                    35,785     280,554
#*  Polypore International, Inc.                                 218,658   9,883,342
*   Powell Industries, Inc.                                       58,996   3,706,719
#*  PowerSecure International, Inc.                              137,790   2,491,243
    Preformed Line Products Co.                                   22,931   1,926,663
#   Primoris Services Corp.                                      295,273   7,688,909
#*  Proto Labs, Inc.                                              23,156   1,941,862
#   Providence and Worcester Railroad Co.                          5,591     114,448
    Quad/Graphics, Inc.                                            9,461     330,378
#*  Quality Distribution, Inc.                                   148,365   1,525,192
#   Quanex Building Products Corp.                               199,500   3,547,110
#   Raven Industries, Inc.                                       159,731   5,328,626
#*  RBC Bearings, Inc.                                           115,104   7,918,004
#   RCM Technologies, Inc.                                       146,273     943,461
#*  Real Goods Solar, Inc. Class A                                 2,817       9,437
*   Republic Airways Holdings, Inc.                              242,919   2,861,586
    Resources Connection, Inc.                                   207,551   2,648,351
*   Rexnord Corp.                                                  6,958     163,652
*   Roadrunner Transportation Systems, Inc.                      183,828   4,871,442
#*  RPX Corp.                                                    300,576   5,368,287
#   RR Donnelley & Sons Co.                                      526,113   9,769,918
#*  Rush Enterprises, Inc. Class A                               141,509   4,049,988
*   Rush Enterprises, Inc. Class B                                37,831     919,672
#*  Saia, Inc.                                                   138,430   4,503,128
    Schawk, Inc.                                                  83,926   1,226,998
*   Schuff International, Inc.                                     6,400     109,120
#   Servotronics, Inc.                                             1,500      12,660
    SIFCO Industries, Inc.                                        16,765     371,848
    Simpson Manufacturing Co., Inc.                              287,176  10,180,389
    SkyWest, Inc.                                                252,677   3,800,262

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    SL Industries, Inc.                                           20,885 $   563,895
#   SmartPros, Ltd.                                               10,300      20,600
*   Sparton Corp.                                                 40,544   1,069,956
*   Spirit Airlines, Inc.                                        478,914  20,665,139
#*  Standard Parking Corp.                                        73,313   1,940,595
#*  Standard Register Co. (The)                                   29,933     254,431
    Standex International Corp.                                   62,655   3,853,909
    Steelcase, Inc. Class A                                      566,404   9,283,362
*   Sterling Construction Co., Inc.                               57,288     549,965
#   Sun Hydraulics Corp.                                         123,350   4,894,528
#*  Supreme Industries, Inc. Class A                             113,237     693,010
#*  Swift Transportation Co.                                     506,395  11,034,347
    Sypris Solutions, Inc.                                       285,243     909,925
#   TAL International Group, Inc.                                206,088   9,956,111
#*  Taser International, Inc.                                    309,239   5,495,177
#*  Team, Inc.                                                   100,845   3,760,510
#*  Tecumseh Products Co. Class A                                 47,621     371,444
*   Tecumseh Products Co. Class B                                  4,097      29,867
*   Tel-Instrument Electronics Corp.                               8,400      35,448
*   Teledyne Technologies, Inc.                                  121,056  10,752,194
    Tennant Co.                                                   97,599   5,923,283
#*  Tetra Tech, Inc.                                             338,285   8,839,387
#   Textainer Group Holdings, Ltd.                               238,948   9,056,129
*   Thermon Group Holdings, Inc.                                  32,204     757,116
#   Titan International, Inc.                                    262,361   3,804,235
#*  Titan Machinery, Inc.                                         99,135   1,748,741
    Toro Co. (The)                                               216,232  12,744,714
*   Transcat, Inc.                                                 5,600      47,040
*   TRC Cos., Inc.                                               357,086   2,745,991
#*  Trex Co., Inc.                                                32,488   2,281,307
*   Trimas Corp.                                                 249,314   9,439,028
#   Trinity Industries, Inc.                                     104,162   5,273,722
*   TrueBlue, Inc.                                               255,466   6,310,010
*   Tufco Technologies, Inc.                                       4,700      23,735
#*  Tutor Perini Corp.                                           232,208   5,329,174
#   Twin Disc, Inc.                                               42,836   1,108,167
*   Ultralife Corp.                                               60,836     237,260
    UniFirst Corp.                                                79,740   8,198,867
#   United Stationers, Inc.                                      243,134  10,804,875
#   Universal Forest Products, Inc.                               99,511   5,266,122
#*  Universal Power Group, Inc.                                    1,533       1,916
*   Universal Security Instruments, Inc.                           1,595       7,616
    Universal Truckload Services, Inc.                            49,178   1,311,085
#*  US Airways Group, Inc.                                       618,378  13,585,765
#   US Ecology, Inc.                                             101,831   3,620,092
*   USA Truck, Inc.                                               29,426     390,777
#*  USG Corp.                                                    199,101   5,437,448
#   UTi Worldwide, Inc.                                          628,800   9,557,760
*   Versar, Inc.                                                  27,782     131,409
    Viad Corp.                                                   101,904   2,720,837
*   Vicor Corp.                                                  107,188     944,326
*   Virco Manufacturing Corp.                                     30,131      61,166

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Industrials -- (Continued)
*   Volt Information Sciences, Inc.                              119,747 $    1,041,799
    VSE Corp.                                                     11,278        493,976
#*  Wabash National Corp.                                        396,869      4,627,493
#   Watsco, Inc. Class B                                          12,022      1,149,664
#   Watts Water Technologies, Inc. Class A                       171,212      9,892,629
#   Werner Enterprises, Inc.                                     463,579     10,736,490
#*  Wesco Aircraft Holdings, Inc.                                180,796      3,312,183
*   Willdan Group, Inc.                                            9,040         34,533
#*  Willis Lease Finance Corp.                                    26,350        459,281
    Woodward, Inc.                                                13,471        540,052
    WSI Industries, Inc.                                           1,900         11,400
*   Xerium Technologies, Inc.                                      3,189         38,236
*   XPO Logistics, Inc.                                           72,885      1,470,819
#*  YRC Worldwide, Inc.                                            8,808         83,500
                                                                         --------------
Total Industrials                                                         1,350,900,882
                                                                         --------------
Information Technology -- (14.5%)
#*  3D Systems Corp.                                              93,081      5,793,361
*   Accelrys, Inc.                                               270,765      2,531,653
*   ACI Worldwide, Inc.                                          164,871      9,087,690
#*  Active Network, Inc. (The)                                   141,901      2,049,050
*   Actuate Corp.                                                262,908      2,105,893
*   Acxiom Corp.                                                 457,131     15,190,463
*   ADDvantage Technologies Group, Inc.                            6,085         16,125
#   ADTRAN, Inc.                                                 303,053      7,115,684
*   Advanced Energy Industries, Inc.                             227,586      4,751,996
#*  Advanced Micro Devices, Inc.                                  85,320        284,969
*   Advanced Photonix, Inc. Class A                                3,313          2,319
#   Advent Software, Inc.                                        311,780     10,460,219
*   Aehr Test Systems                                             11,205         28,573
*   Aeroflex Holding Corp.                                        98,632        764,398
*   Aetrium, Inc.                                                    721          2,560
*   Agilysys, Inc.                                               110,233      1,295,238
*   Alpha & Omega Semiconductor, Ltd.                             15,353        112,998
    American Software, Inc. Class A                              128,592      1,125,180
#*  Amkor Technology, Inc.                                       684,883      3,636,729
*   Amtech Systems, Inc.                                          35,270        282,160
#*  ANADIGICS, Inc.                                              265,907        537,132
#*  Anaren, Inc.                                                  62,532      1,562,049
*   Anixter International, Inc.                                  180,205     15,405,725
#   AOL, Inc.                                                     73,747      2,672,591
#*  Applied Micro Circuits Corp.                                 263,957      3,077,739
*   ARRIS Group, Inc.                                            647,554     11,565,314
*   AsiaInfo-Linkage, Inc.                                       129,671      1,504,184
*   Aspen Technology, Inc.                                       226,186      8,647,091
*   Astea International, Inc.                                      2,800          7,882
    Astro-Med, Inc.                                               30,318        384,432
*   ATMI, Inc.                                                   181,121      4,951,848
*   Autobytel, Inc.                                              141,737      1,155,157
#*  AVG Technologies NV                                          144,914      2,912,771
*   Aviat Networks, Inc.                                         234,019        482,079
#*  Avid Technology, Inc.                                        135,643      1,010,540

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                    SHARES    VALUE+
                                                                    ------- -----------
Information Technology -- (Continued)
       AVX Corp.                                                     16,731 $   221,686
#      Aware, Inc.                                                   69,054     361,152
*      Axcelis Technologies, Inc.                                   379,255     822,983
*      AXT, Inc.                                                    182,535     412,529
#      Badger Meter, Inc.                                            69,604   3,620,104
#*     Bankrate, Inc.                                               319,340   5,377,686
#*     Bazaarvoice, Inc.                                             87,690     822,532
#      Bel Fuse, Inc. Class A                                         8,954     184,631
       Bel Fuse, Inc. Class B                                        34,433     724,470
*      Benchmark Electronics, Inc.                                  243,068   5,524,936
#      Black Box Corp.                                               68,151   1,706,501
#      Blackbaud, Inc.                                              117,641   4,235,076
*      Blonder Tongue Laboratories                                   22,536      20,508
#*     Blucora, Inc.                                                255,092   6,027,824
       Bogen Communications International                            11,900      22,015
(d)*   Bogen Corp                                                    11,900          --
#      Booz Allen Hamilton Holding Corp.                            104,782   2,074,684
#*     Bottomline Technologies de, Inc.                             210,336   6,608,757
*      BroadVision, Inc.                                             15,154     146,842
*      Brocade Communications Systems, Inc.                          20,145     161,563
       Brooks Automation, Inc.                                      340,664   3,284,001
#*     Bsquare Corp.                                                 35,768     115,173
*      BTU International, Inc.                                       20,326      67,279
#*     Cabot Microelectronics Corp.                                 135,202   5,528,410
#*     CACI International, Inc. Class A                             135,805   9,775,244
*      CalAmp Corp.                                                 425,510  10,012,250
*      Calix, Inc.                                                  271,600   2,762,172
*      Cardtronics, Inc.                                            278,089  10,914,993
*      Cascade Microtech, Inc.                                       57,434     588,124
#      Cass Information Systems, Inc.                                40,710   2,333,904
#*     Ceva, Inc.                                                   117,571   1,684,792
*      Checkpoint Systems, Inc.                                     210,708   3,586,250
#*     China Information Technology, Inc.                            55,389     253,128
*      ChyronHego Corp.                                               1,822       2,733
#*     CIBER, Inc.                                                  357,979   1,163,432
#*     Ciena Corp.                                                  475,736  11,070,377
#*     Cirrus Logic, Inc.                                           331,644   7,438,775
#*     Clearfield, Inc.                                              82,011   1,217,043
#      Cognex Corp.                                                 465,402  14,543,812
#*     Cogo Group, Inc.                                              19,733      46,767
#      Coherent, Inc.                                               115,967   7,675,856
       Cohu, Inc.                                                    98,230     939,079
(d)#*  Commerce One LLC                                              45,000          --
       Communications Systems, Inc.                                  31,263     356,711
#      Computer Task Group, Inc.                                     87,373   1,496,699
       Compuware Corp.                                              995,933  10,636,564
*      comScore, Inc.                                                36,030     962,722
       Comtech Telecommunications Corp.                              99,951   3,000,529
*      Comverse, Inc.                                                19,280     608,862
       Concurrent Computer Corp.                                     42,599     313,955
#*     Constant Contact, Inc.                                       131,479   3,406,621
#      Convergys Corp.                                              527,042  10,403,809

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   CoreLogic, Inc.                                              289,920 $ 9,645,638
#*  Cornerstone OnDemand, Inc.                                    38,714   1,833,882
#*  CoStar Group, Inc.                                            79,131  14,005,396
#*  Cray, Inc.                                                   232,917   5,208,024
#*  Crexendo, Inc.                                                23,717      73,523
#   CSG Systems International, Inc.                              190,759   5,314,546
    CSP, Inc.                                                      8,385      63,391
    CTS Corp.                                                    203,510   3,789,356
#*  CVD Equipment Corp.                                           10,329     115,685
*   CyberOptics Corp.                                             28,233     143,141
#   Cypress Semiconductor Corp.                                  180,953   1,679,244
    Daktronics, Inc.                                             204,868   2,450,221
*   Data I/O Corp.                                                 7,300      21,535
#*  Datalink Corp.                                               106,508   1,093,837
#*  Dataram Corp.                                                 11,830      28,865
*   Datawatch Corp.                                                3,832     115,726
*   Dealertrack Technologies, Inc.                               250,452   9,341,860
#*  Demand Media, Inc.                                            84,075     401,879
#*  Dice Holdings, Inc.                                          317,356   2,342,087
#   Diebold, Inc.                                                403,810  12,098,148
*   Digi International, Inc.                                     114,343   1,152,577
    Digimarc Corp.                                                27,972     589,090
#*  Digital River, Inc.                                          185,210   3,304,146
#*  Diodes, Inc.                                                 284,139   6,881,847
*   Dot Hill Systems Corp.                                       691,220   2,004,538
*   DSP Group, Inc.                                               98,661     735,024
#*  DTS, Inc.                                                     82,764   1,655,280
*   Dynamics Research Corp.                                       93,697     693,358
    EarthLink, Inc.                                              496,497   2,512,275
#   Ebix, Inc.                                                   169,396   1,927,726
#*  Echelon Corp.                                                 48,148     104,481
*   Edgewater Technology, Inc.                                    43,768     299,811
#*  Elecsys Corp.                                                 10,067      88,388
    Electro Rent Corp.                                           100,964   1,831,487
    Electro Scientific Industries, Inc.                          125,616   1,504,880
*   Electronics for Imaging, Inc.                                284,527   9,762,121
#*  Ellie Mae, Inc.                                               97,115   2,806,623
#   eMagin Corp.                                                  63,552     174,768
#*  Emcore Corp.                                                  97,022     517,127
*   Emulex Corp.                                                 453,024   3,411,271
*   Entegris, Inc.                                               815,302   8,438,376
#*  Entropic Communications, Inc.                                349,732   1,496,853
*   Envestnet, Inc.                                               15,866     575,936
#*  EPAM Systems, Inc.                                            33,631   1,260,154
#   EPIQ Systems, Inc.                                           146,459   2,191,027
    ePlus, Inc.                                                   23,869   1,297,519
*   Euronet Worldwide, Inc.                                      307,232  13,333,869
    Evolving Systems, Inc.                                         5,500      57,365
*   Exar Corp.                                                   231,446   2,668,572
*   ExlService Holdings, Inc.                                    174,062   5,032,132
*   Extreme Networks                                             454,145   2,434,217
*   Fabrinet                                                      92,677   1,551,413

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    Fair Isaac Corp.                                             200,622 $11,491,628
#*  Fairchild Semiconductor International, Inc.                  635,702   8,054,344
#*  FalconStor Software, Inc.                                    137,274     203,166
*   FARO Technologies, Inc.                                       74,252   3,526,970
    FEI Co.                                                      177,398  15,802,614
#*  Finisar Corp.                                                631,992  14,542,136
#*  First Solar, Inc.                                              5,381     270,503
*   FormFactor, Inc.                                             267,544   1,396,580
#   Forrester Research, Inc.                                     110,009   4,269,449
    Frequency Electronics, Inc.                                   47,309     525,603
#*  Fusion-io, Inc.                                               54,440     585,230
*   Giga-tronics, Inc.                                             3,942       3,725
#*  GigOptix, Inc.                                                17,782      24,895
*   Global Cash Access Holdings, Inc.                            359,631   2,984,937
#   Globalscape, Inc.                                             11,073      18,547
*   Globecomm Systems, Inc.                                      143,348   2,011,172
*   GSE Systems, Inc.                                             72,970     124,049
*   GSI Group, Inc.                                               66,177     660,446
*   GSI Technology, Inc.                                         100,042     702,295
#*  GT Advanced Technologies, Inc.                               495,965   3,719,737
#*  Guidance Software, Inc.                                       48,882     427,229
#*  Guidewire Software, Inc.                                     140,160   7,108,915
    Hackett Group, Inc. (The)                                    182,696   1,300,796
*   Harmonic, Inc.                                               560,042   4,093,907
*   Hauppauge Digital, Inc.                                       32,277      11,394
#   Heartland Payment Systems, Inc.                              222,917   9,016,993
*   Higher One Holdings, Inc.                                     29,137     231,639
*   Hittite Microwave Corp.                                      109,565   7,000,108
*   Hutchinson Technology, Inc.                                  102,848     382,595
*   ID Systems, Inc.                                              38,571     200,569
*   Identive Group, Inc.                                         128,478      82,213
#*  IEC Electronics Corp.                                         33,539     144,218
*   iGATE Corp.                                                  350,025  11,144,796
#*  iGO, Inc.                                                      3,154       9,241
#*  Ikanos Communications, Inc.                                  218,977     286,860
*   Imation Corp.                                                143,848     668,893
*   Immersion Corp.                                               91,211   1,160,204
#*  Infinera Corp.                                               729,108   7,444,193
*   Innodata, Inc.                                                80,576     193,382
#*  Inphi Corp.                                                   91,007   1,341,443
*   Insight Enterprises, Inc.                                    207,563   4,373,352
#*  Integrated Device Technology, Inc.                           912,631   9,710,394
*   Integrated Silicon Solution, Inc.                            144,766   1,560,577
*   Interactive Intelligence Group, Inc.                          70,851   4,353,794
#   InterDigital, Inc.                                           126,387   4,897,496
#*  Internap Network Services Corp.                              319,865   2,325,419
*   International Rectifier Corp.                                349,363   9,097,413
*   Internet Patents Corp.                                         1,533       4,906
*   Interphase Corp.                                              23,732      96,589
    Intersil Corp. Class A                                       743,896   8,301,879
#   inTEST Corp.                                                  43,077     165,846
#*  Intevac, Inc.                                                 86,353     440,400

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   IntraLinks Holdings, Inc.                                     57,834 $   600,895
*   IntriCon Corp.                                                23,513     104,163
#*  InvenSense, Inc.                                              48,147     813,203
*   Ipass, Inc.                                                  479,670     887,390
*   Iteris, Inc.                                                  19,424      39,819
#*  Itron, Inc.                                                  210,415   8,978,408
*   Ixia                                                         391,109   5,545,926
    IXYS Corp.                                                   127,943   1,487,977
#   j2 Global, Inc.                                              290,465  15,969,766
*   Kemet Corp.                                                  154,026     873,327
*   Key Tronic Corp.                                              50,515     548,088
#*  Kopin Corp.                                                  271,967     998,119
#*  Kulicke & Soffa Industries, Inc.                             400,935   5,172,061
#*  KVH Industries, Inc.                                         112,894   1,551,164
*   Lantronix, Inc.                                                2,333       3,080
*   Lattice Semiconductor Corp.                                  642,283   3,294,912
    Lender Processing Services, Inc.                             277,225   9,569,807
#   Lexmark International, Inc. Class A                          428,784  15,243,271
*   LGL Group, Inc. (The)                                          7,103      42,192
#*  Lightpath Technologies, Inc. Class A                           1,850       2,572
#*  Limelight Networks, Inc.                                     400,054     768,104
#*  Lionbridge Technologies, Inc.                                258,519   1,127,143
#*  Liquidity Services, Inc.                                       2,870      74,936
    Littelfuse, Inc.                                             129,310  10,995,229
#*  LivePerson, Inc.                                               2,985      27,880
*   LogMeIn, Inc.                                                  2,755      88,987
*   LoJack Corp.                                                  88,416     387,262
*   LTX-Credence Corp.                                           319,926   1,961,146
*   M/A-COM Technology Solutions Holdings, Inc.                      600      10,362
*   Magnachip Semiconductor Corp.                                217,545   4,065,916
*   Management Network Group, Inc.                                42,154     116,345
*   Manhattan Associates, Inc.                                   111,169  11,840,610
#   ManTech International Corp. Class A                           86,509   2,417,061
    Marchex, Inc. Class B                                        103,240     920,901
#*  Mattersight Corp.                                             26,897     113,774
#*  Mattson Technology, Inc.                                     142,298     421,202
    MAXIMUS, Inc.                                                311,882  15,110,683
#*  MaxLinear, Inc. Class A                                       40,536     351,042
#*  Maxwell Technologies, Inc.                                   124,266     931,995
#*  Measurement Specialties, Inc.                                 73,449   4,093,313
*   Mediabistro, Inc.                                             14,428      25,970
#   Mentor Graphics Corp.                                        664,694  14,676,444
#*  Mercury Systems, Inc.                                        226,389   2,087,307
#   Mesa Laboratories, Inc.                                       15,339   1,068,055
    Methode Electronics, Inc.                                    250,650   6,411,627
    Micrel, Inc.                                                 309,448   2,846,922
*   Microsemi Corp.                                              561,715  14,115,898
#*  Millennial Media, Inc.                                        35,215     247,561
#*  Mindspeed Technologies, Inc.                                 172,165     497,557
    MKS Instruments, Inc.                                        282,716   8,379,702
#   MOCON, Inc.                                                   23,794     331,926
*   ModusLink Global Solutions, Inc.                             156,445     644,553

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   MoneyGram International, Inc.                                   36,682 $   774,357
    Monolithic Power Systems, Inc.                                 203,499   6,479,408
#   Monotype Imaging Holdings, Inc.                                212,816   6,005,668
#*  Monster Worldwide, Inc.                                        174,254     752,777
#*  MoSys, Inc.                                                    167,152     735,469
*   Move, Inc.                                                     206,943   3,511,823
#   MRV Communications, Inc.                                        34,710     381,810
    MTS Systems Corp.                                               78,833   5,149,372
*   Multi-Fineline Electronix, Inc.                                 97,676   1,309,835
#*  Nanometrics, Inc.                                              173,921   3,231,452
#*  NAPCO Security Technologies, Inc.                               34,854     195,879
#*  NCI, Inc. Class A                                               28,077     160,039
#*  NeoPhotonics Corp.                                               5,964      42,285
#*  NETGEAR, Inc.                                                  179,829   5,171,882
#*  Netlist, Inc.                                                   78,133      64,093
*   Netscout Systems, Inc.                                         226,473   6,413,715
*   Newport Corp.                                                  221,885   3,521,315
*   Newtek Business Services, Inc.                                 148,095     430,956
    NIC, Inc.                                                      255,343   6,286,545
#*  Novatel Wireless, Inc.                                         157,129     481,600
#*  Numerex Corp. Class A                                           47,759     564,034
#*  Oclaro, Inc.                                                   239,817     489,227
*   Official Payments Holdings, Inc.                                52,586     438,567
#*  OmniVision Technologies, Inc.                                  350,499   4,910,491
*   Omtool, Ltd.                                                     3,470       4,233
#*  Onvia, Inc.                                                      2,306      11,299
#*  OpenTable, Inc.                                                 39,537   2,747,031
*   Oplink Communications, Inc.                                     96,857   1,767,640
#   Optical Cable Corp.                                             26,264     104,793
#*  OSI Systems, Inc.                                              109,666   7,988,071
#*  Overland Storage, Inc.                                          62,392      56,153
#*  Pandora Media, Inc.                                            445,509  11,195,641
*   PAR Technology Corp.                                            35,625     198,075
    Park Electrochemical Corp.                                      86,551   2,427,756
#*  Parkervision, Inc.                                              71,039     194,647
    PC Connection, Inc.                                             50,404   1,007,576
    PC-Tel, Inc.                                                    58,100     535,101
*   PCM, Inc.                                                       42,066     442,534
#*  PDF Solutions, Inc.                                            120,975   2,778,796
    Pegasystems, Inc.                                               60,475   2,301,679
    Perceptron, Inc.                                                36,637     512,552
#*  Perficient, Inc.                                               185,689   3,359,114
*   Performance Technologies, Inc.                                  42,915     133,037
*   Pericom Semiconductor Corp.                                     91,000     735,280
#*  Pfsweb, Inc.                                                     6,817      49,014
#*  Photronics, Inc.                                               339,614   2,852,758
#*  Pixelworks, Inc.                                                49,388     223,728
#*  Planar Systems, Inc.                                           280,770     586,809
    Plantronics, Inc.                                              264,998  11,379,014
#*  Plexus Corp.                                                   193,597   7,410,893
#*  PLX Technology, Inc.                                            98,909     597,410
*   PMC - Sierra, Inc.                                           1,155,086   6,780,355

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
#*  Polycom, Inc.                                                  396,748 $ 4,126,179
    Power Integrations, Inc.                                       153,043   8,790,790
*   PRGX Global, Inc.                                               98,438     706,785
#*  Procera Networks, Inc.                                          40,135     567,910
#*  Progress Software Corp.                                        339,490   8,813,160
*   PROS Holdings, Inc.                                             18,690     660,692
#*  Pulse Electronics Corp.                                          1,907       7,085
#   QAD, Inc. Class A                                               47,305     705,791
    QAD, Inc. Class B                                               13,168     165,917
#*  QLIK Technologies, Inc.                                        233,847   5,925,683
*   QLogic Corp.                                                   417,029   5,150,308
*   Qualstar Corp.                                                  25,800      33,798
#*  Quantum Corp.                                                  327,237     405,774
#*  QuickLogic Corp.                                                31,488     121,229
#*  QuinStreet, Inc.                                                66,032     587,024
*   Qumu Corp.                                                      34,165     511,792
*   Radisys Corp.                                                  125,621     379,375
#*  Rambus, Inc.                                                   586,310   5,124,349
#*  RealD, Inc.                                                     39,447     272,973
*   RealNetworks, Inc.                                             142,578   1,093,573
*   RealPage, Inc.                                                  19,294     473,282
*   Reis, Inc.                                                      41,887     753,547
#*  Relm Wireless Corp.                                             30,643      80,591
#*  Remark Media, Inc.                                                 436       1,522
#*  Research Frontiers, Inc.                                         4,300      20,726
*   Responsys, Inc.                                                 64,819   1,059,142
    RF Industries, Ltd.                                             33,466     307,553
*   RF Micro Devices, Inc.                                       1,658,844   8,708,931
#   Richardson Electronics, Ltd.                                    58,120     669,542
#*  Riverbed Technology, Inc.                                      323,544   4,794,922
*   Rofin-Sinar Technologies, Inc.                                 125,733   3,300,491
*   Rogers Corp.                                                    87,046   5,306,324
*   Rosetta Stone, Inc.                                            125,848   1,910,373
*   Rovi Corp.                                                     295,385   4,950,653
#*  Rubicon Technology, Inc.                                        85,425     734,655
#*  Rudolph Technologies, Inc.                                     311,455   3,301,423
*   Saba Software, Inc.                                             30,405     352,698
*   Sanmina Corp.                                                  465,908   6,783,620
*   Sapient Corp.                                                  872,245  13,790,193
*   ScanSource, Inc.                                               116,630   4,485,590
#*  Scientific Learning Corp.                                        9,751       4,826
*   Seachange International, Inc.                                  174,773   2,480,029
*   Selectica, Inc.                                                 10,332      70,051
*   Semtech Corp.                                                  393,569  12,243,932
#*  ServiceSource International, Inc.                               41,537     449,430
*   Sevcon, Inc.                                                     7,783      36,969
*   ShoreTel, Inc.                                                 286,288   2,275,990
*   Sigma Designs, Inc.                                            135,559     737,441
#*  Sigmatron International, Inc.                                    2,200      11,792
#*  Silicon Graphics International Corp.                            97,637   1,246,824
*   Silicon Image, Inc.                                            475,283   2,495,236
#*  Silicon Laboratories, Inc.                                     230,203   9,258,765

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
#*  Smith Micro Software, Inc.                                     119,075 $    96,451
*   SMTC Corp.                                                      18,570      36,212
#*  Sonic Foundry, Inc.                                             10,310     102,481
#*  Sonus Networks, Inc.                                         1,655,524   4,966,572
#*  Spansion, Inc. Class A                                         259,060   3,100,948
#*  Spark Networks, Inc.                                            31,952     228,776
#*  Speed Commerce, Inc.                                           144,714     531,100
*   SS&C Technologies Holdings, Inc.                               124,868   4,907,312
*   Stamps.com, Inc.                                                93,035   4,227,510
*   StarTek, Inc.                                                   50,089     313,557
*   STR Holdings, Inc.                                              47,450      94,426
#*  SunEdison, Inc.                                              1,202,919  11,187,147
#*  SunPower Corp.                                                 263,159   7,944,770
*   Super Micro Computer, Inc.                                     184,661   2,570,481
    Supertex, Inc.                                                  54,643   1,393,943
*   support.com, Inc.                                              267,856   1,194,638
#*  Sykes Enterprises, Inc.                                        198,755   3,720,694
*   Symmetricom, Inc.                                              329,857   2,365,075
#*  Synaptics, Inc.                                                207,415   9,644,797
#*  Synchronoss Technologies, Inc.                                 185,407   6,418,790
#*  SYNNEX Corp.                                                   222,496  13,639,005
    Syntel, Inc.                                                   122,280  10,496,515
#*  Take-Two Interactive Software, Inc.                            703,805  12,605,148
*   Tech Data Corp.                                                102,420   5,331,985
*   TeleCommunication Systems, Inc. Class A                        215,454     491,235
*   Telenav, Inc.                                                   76,280     553,030
*   TeleTech Holdings, Inc.                                        280,100   7,414,247
    Tellabs, Inc.                                                  337,136     822,612
#   Tessco Technologies, Inc.                                       42,360   1,500,815
    Tessera Technologies, Inc.                                     320,691   6,099,543
*   TheStreet, Inc.                                                 96,581     226,965
*   TiVo, Inc.                                                     103,689   1,378,027
    Transact Technologies, Inc.                                     30,291     417,713
#*  Travelzoo, Inc.                                                 23,963     515,923
*   Trio Tech International                                          3,256      10,908
#*  TriQuint Semiconductor, Inc.                                   954,767   7,571,302
*   Trulia, Inc.                                                    14,203     567,694
    TSR, Inc.                                                        5,056      17,140
*   TTM Technologies, Inc.                                         301,661   2,639,534
*   Tyler Technologies, Inc.                                       169,807  16,422,035
#   Ubiquiti Networks, Inc.                                         28,724   1,108,172
*   Ultimate Software Group, Inc.                                   15,578   2,406,489
*   Ultra Clean Holdings                                            88,704     825,834
*   Ultratech, Inc.                                                142,333   3,386,102
#*  Unisys Corp.                                                   282,504   7,443,980
    United Online, Inc.                                            593,728   5,129,810
#*  Unwired Planet, Inc.                                           356,846     578,091
*   USA Technologies, Inc.                                          16,830      32,145
#*  UTStarcom Holdings Corp.                                        89,915     251,762
#*  ValueClick, Inc.                                               438,228   8,418,360
#*  Veeco Instruments, Inc.                                        230,694   6,738,572
#*  VeriFone Systems, Inc.                                         126,119   2,857,857

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES      VALUE+
                                                                 ------- --------------
Information Technology -- (Continued)
*   Verint Systems, Inc.                                         321,011 $   11,723,322
#*  ViaSat, Inc.                                                 199,296     13,177,452
#*  Viasystems Group, Inc.                                       110,637      1,659,555
*   Vicon Industries, Inc.                                        14,689         43,333
#*  Video Display Corp.                                           21,287         77,059
#*  Virtusa Corp.                                                162,295      5,044,129
#*  Vishay Intertechnology, Inc.                                 726,837      8,918,290
*   Vishay Precision Group, Inc.                                  82,360      1,350,704
#*  VistaPrint NV                                                167,091      9,031,269
*   Vocus, Inc.                                                   14,547        125,832
#*  Vringo, Inc.                                                  19,360         54,595
    Wayside Technology Group, Inc.                                 6,327         82,884
#*  Web.com Group, Inc.                                          237,498      6,400,571
#*  WebMD Health Corp.                                           235,072      8,279,236
*   Westell Technologies, Inc. Class A                           298,909      1,073,083
#*  Wireless Telecom Group, Inc.                                  61,160        109,476
*   XO Group, Inc.                                               130,376      1,809,619
    Xyratex, Ltd.                                                 67,699        672,928
*   Zebra Technologies Corp. Class A                             284,710     13,754,340
#*  Zhone Technologies, Inc.                                      49,121        200,414
#*  Zillow, Inc. Class A                                          41,792      3,327,897
#*  Zix Corp.                                                    323,424      1,319,570
*   Zygo Corp.                                                   109,860      1,696,238
*   Zynga, Inc. Class A                                          472,768      1,697,237
                                                                         --------------
Total Information Technology                                              1,334,923,905
                                                                         --------------
Materials -- (4.2%)
    A Schulman, Inc.                                             149,965      4,966,841
#*  AEP Industries, Inc.                                          30,266      1,798,406
#*  AM Castle & Co.                                               94,594      1,353,640
#   AMCOL International Corp.                                    149,924      4,809,562
*   American Biltrite, Inc.                                           62         25,118
#*  American Pacific Corp.                                        43,627      1,985,901
#   American Vanguard Corp.                                      140,266      3,660,943
#*  Arabian American Development Co.                              28,849        262,526
    Axiall Corp.                                                 169,275      6,583,105
    Balchem Corp.                                                109,943      6,295,336
    Cabot Corp.                                                    3,579        166,817
*   Calgon Carbon Corp.                                          307,206      6,128,760
*   Century Aluminum Co.                                         509,068      4,418,710
    Chase Corp.                                                   28,939        875,694
*   Chemtura Corp.                                               595,378     14,586,761
*   Clearwater Paper Corp.                                       122,506      6,397,263
*   Coeur d'Alene Mines Corp.                                    230,078      2,809,252
#   Commercial Metals Co.                                        651,684     11,964,918
#   Compass Minerals International, Inc.                          82,238      6,124,264
#*  Contango ORE, Inc.                                             4,405         40,526
*   Continental Materials Corp.                                      397          6,944
*   Core Molding Technologies, Inc.                               46,828        505,742
#   Deltic Timber Corp.                                           42,817      2,735,150
    Detrex Corp.                                                     500         15,875
    Eagle Materials, Inc.                                         59,852      4,489,499

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Materials -- (Continued)
#*  Ferro Corp.                                                    379,687 $ 4,871,384
#   Flamemaster Corp.                                                  189       1,961
#*  Flotek Industries, Inc.                                        291,519   6,232,676
    Friedman Industries, Inc.                                       27,735     275,131
    FutureFuel Corp.                                               118,547   2,063,903
#*  General Moly, Inc.                                             262,950     431,238
#   Globe Specialty Metals, Inc.                                   354,852   6,224,104
#   Gold Resource Corp.                                              2,596      13,473
#*  Golden Minerals Co.                                             51,086      39,336
*   Graphic Packaging Holding Co.                                1,295,284  10,880,386
    Greif, Inc. Class A                                             28,740   1,537,303
    Greif, Inc. Class B                                                258      14,667
#   Hawkins, Inc.                                                   42,779   1,540,472
    Haynes International, Inc.                                      55,333   2,982,449
#   HB Fuller Co.                                                  279,946  13,401,015
#*  Headwaters, Inc.                                               223,629   1,952,281
#   Hecla Mining Co.                                             1,313,198   4,097,178
#*  Horsehead Holding Corp.                                        219,473   3,184,553
    Innophos Holdings, Inc.                                        116,417   5,834,820
    Innospec, Inc.                                                 133,919   6,168,309
#   Intrepid Potash, Inc.                                          186,728   2,772,911
#   Kaiser Aluminum Corp.                                           97,607   6,583,592
    KapStone Paper and Packaging Corp.                             298,292  15,499,252
#   KMG Chemicals, Inc.                                             42,573     850,609
#   Koppers Holdings, Inc.                                         104,956   4,671,592
#*  Kraton Performance Polymers, Inc.                              148,545   3,159,552
#   Kronos Worldwide, Inc.                                          67,505   1,047,003
*   Landec Corp.                                                   144,432   1,691,299
*   Louisiana-Pacific Corp.                                        633,346  10,773,216
#*  LSB Industries, Inc.                                           114,487   4,203,963
#*  Material Sciences Corp.                                        232,910   2,161,405
    Materion Corp.                                                  94,775   2,825,243
#*  McEwen Mining, Inc.                                            226,238     484,149
#*  Mercer International, Inc.                                     157,513   1,260,104
    Minerals Technologies, Inc.                                    194,268  11,001,397
#*  Mines Management, Inc.                                          58,244      34,946
    Myers Industries, Inc.                                         189,676   3,380,026
    Neenah Paper, Inc.                                             100,144   4,119,924
#   Noranda Aluminum Holding Corp.                                  87,899     239,085
*   Northern Technologies International Corp.                       17,945     305,244
#   Olin Corp.                                                     491,531  11,064,363
#   Olympic Steel, Inc.                                             49,680   1,359,742
#*  OM Group, Inc.                                                 168,470   5,727,980
#*  OMNOVA Solutions, Inc.                                         224,446   1,952,680
*   Penford Corp.                                                   51,627     702,127
    PH Glatfelter Co.                                              178,891   4,686,944
    PolyOne Corp.                                                  529,913  16,056,364
#   Quaker Chemical Corp.                                           72,986   5,540,367
*   Resolute Forest Products, Inc.                                  23,080     369,049
#*  Revett Minerals, Inc.                                            7,937       5,145
#*  RTI International Metals, Inc.                                 173,155   5,869,955
#   Schnitzer Steel Industries, Inc. Class A                        96,182   2,793,125

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                    SHARES     VALUE+
                                                                    ------- ------------
Materials -- (Continued)
       Schweitzer-Mauduit International, Inc.                       188,122 $ 11,640,989
*      Senomyx, Inc.                                                 60,712      224,634
       Sensient Technologies Corp.                                  295,289   15,393,416
       Stepan Co.                                                   109,687    6,457,274
#*     Stillwater Mining Co.                                        583,481    6,365,778
*      SunCoke Energy, Inc.                                         224,717    4,494,340
#      Synalloy Corp.                                                15,203      244,616
#*     Texas Industries, Inc.                                       134,779    7,237,632
       Tredegar Corp.                                                81,691    2,387,011
       Tronox, Ltd. Class A                                          10,668      246,324
*      UFP Technologies, Inc.                                         3,300       76,065
*      United States Lime & Minerals, Inc.                           24,502    1,361,331
#*     Universal Stainless & Alloy Products, Inc.                    28,848      932,367
#      US Silica Holdings, Inc.                                      18,518      644,797
#      Valhi, Inc.                                                   84,462    1,551,567
#*     Verso Paper Corp.                                              9,552        6,830
       Vulcan International Corp.                                       700       22,575
#      Walter Energy, Inc.                                              823       13,078
#      Wausau Paper Corp.                                           329,594    3,856,250
*      Webco Industries, Inc.                                           600       62,400
       Westlake Chemical Corp.                                        3,379      362,972
       Worthington Industries, Inc.                                 429,704   17,420,200
#      Zep, Inc.                                                     87,214    1,734,686
*      Zoltek Cos., Inc.                                            148,277    2,476,226
                                                                            ------------
Total Materials                                                              383,159,903
                                                                            ------------
Other -- (0.0%)
(d)*   Allen Organ Co. Escrow Shares                                    800           --
(d)*   Big 4 Ranch, Inc                                               3,200           --
(d)*   Brooklyn Federal Bancorp, Inc. Escrow Shares                   5,100           --
(d)*   Concord Camera Corp. Escrow Shares                           113,476           --
(d)*   CSF Holding, Inc. Litigation Rights                            3,250           --
(d)*   DLB Oil & Gas, Inc. Escrow Shares                              1,300           --
(d)*   First Commerce Bancorp Escrow Shares                           6,667        7,534
(d)*   FRD Acquisition Co Escrow Shares                             106,674           --
(d)#*  Gerber Scientific, Inc. Escrow Shares                        166,622           --
(d)*   Petrocorp, Inc. Escrow Shares                                  6,900          414
(d)*   Price Communications Liquidation Trust                       159,870           --
                                                                            ------------
Total Other                                                                        7,948
                                                                            ------------
Real Estate Investment Trusts -- (0.1%)
       Geo Group, Inc. (The)                                        295,821   10,433,607
#      Ryman Hospitality Properties                                  56,718    2,093,461
                                                                            ------------
Total Real Estate Investment Trusts                                           12,527,068
                                                                            ------------
Telecommunication Services -- (0.5%)
#*     8x8, Inc.                                                    147,731    1,692,997
       Alaska Communications Systems Group, Inc.                     75,814      186,502
#      Alteva                                                        24,398      186,645
       Atlantic Tele-Network, Inc.                                   67,405    3,735,585
#*     Boingo Wireless, Inc.                                          1,363        9,241

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Telecommunication Services -- (Continued)
*   Cbeyond, Inc.                                                  102,864 $   662,444
#*  Cincinnati Bell, Inc.                                          882,853   2,524,960
#   Consolidated Communications Holdings, Inc.                     188,067   3,503,688
*   General Communication, Inc. Class A                            272,541   2,591,865
#*  Hawaiian Telcom Holdco, Inc.                                     4,984     132,475
#   HickoryTech Corp.                                               56,468     755,542
#   IDT Corp. Class B                                              127,901   2,799,753
#   Inteliquent, Inc.                                              221,953   2,852,096
#*  Iridium Communications, Inc.                                   186,953   1,127,327
#*  Leap Wireless International, Inc.                              246,684   3,971,612
#   Lumos Networks Corp.                                            86,513   1,904,151
#*  NII Holdings, Inc.                                               1,574       5,415
#   NTELOS Holdings Corp.                                          102,703   1,955,465
*   ORBCOMM, Inc.                                                  144,064     868,706
#*  Premiere Global Services, Inc.                                 237,569   2,140,497
    PTGi Holding, Inc.                                              18,211      64,103
#   Shenandoah Telecommunications Co.                               82,661   2,292,189
#*  Straight Path Communications, Inc. Class B                      56,353     307,687
#   USA Mobility, Inc.                                              90,158   1,345,157
*   Vonage Holdings Corp.                                        1,107,167   4,129,733
                                                                           -----------
Total Telecommunication Services                                            41,745,835
                                                                           -----------
Utilities -- (2.5%)
    ALLETE, Inc.                                                   233,432  11,795,319
#   American States Water Co.                                      216,614   6,169,167
#   Artesian Resources Corp. Class A                                18,254     418,017
#   Atlantic Power Corp.                                           261,139   1,172,514
    Avista Corp.                                                   337,200   9,370,788
    Black Hills Corp.                                              276,010  13,999,227
#*  Cadiz, Inc.                                                     14,035      72,280
    California Water Service Group                                 279,889   6,101,580
#   Chesapeake Utilities Corp.                                      51,296   2,791,015
    Cleco Corp.                                                    108,326   5,019,827
    Connecticut Water Service, Inc.                                 41,880   1,342,254
#   Consolidated Water Co., Ltd.                                    37,293     560,887
#   Delta Natural Gas Co., Inc.                                     16,144     360,334
*   Dynegy, Inc.                                                    44,227     859,331
    El Paso Electric Co.                                           237,868   8,365,818
    Empire District Electric Co. (The)                             245,738   5,526,648
    Gas Natural, Inc.                                               18,389     183,338
#*  Genie Energy, Ltd. Class B                                      85,424     882,430
    IDACORP, Inc.                                                  295,434  15,244,395
#   Laclede Group, Inc. (The)                                      191,175   8,998,607
#   MGE Energy, Inc.                                               109,540   6,168,197
#   Middlesex Water Co.                                             77,551   1,607,632
#   New Jersey Resources Corp.                                     225,737  10,390,674
#   Northwest Natural Gas Co.                                      121,877   5,293,118
    NorthWestern Corp.                                             230,935  10,586,060
#   Ormat Technologies, Inc.                                        72,502   1,890,127
#   Otter Tail Corp.                                               183,211   5,465,184
    Piedmont Natural Gas Co., Inc.                                  97,751   3,337,219
    PNM Resources, Inc.                                            454,024  10,860,254

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                      SHARES        VALUE+
                                                                    ----------- --------------
Utilities -- (Continued)
       Portland General Electric Co.                                    448,272 $   12,865,406
       RGC Resources, Inc.                                                6,328        117,827
#      SJW Corp.                                                         75,731      2,137,886
#      South Jersey Industries, Inc.                                    177,516     10,571,078
       Southwest Gas Corp.                                              275,859     14,968,109
#*     Synthesis Energy Systems, Inc.                                    48,546         32,138
*      Two Rivers Water & Farming Co.                                       247            220
#      UIL Holdings Corp.                                               282,750     10,891,530
       Unitil Corp.                                                      71,893      2,172,607
       UNS Energy Corp.                                                 237,418     11,747,443
       WGL Holdings, Inc.                                               282,405     12,711,049
#      York Water Co.                                                    52,696      1,091,334
                                                                                --------------
Total Utilities                                                                    234,138,868
                                                                                --------------
TOTAL COMMON STOCKS                                                              7,426,459,931
                                                                                --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(d)*   Enron TOPRS 8.125PCT Escrow Shares                                10,595             --
                                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
(d)*   Capital Bank Corp. Contingent Value Rights                         2,560             --
(d)*   CVR Energy, Inc. Contingent Value Rights                         328,935             --
(d)*   LGL Group Inc (The) Warrants 08/06/18                             35,515          3,551
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                   32,270             --
(d)*   PhotoMedex, Inc. Contingent Value Warrants 12/13/14                1,607             --
(d)*   Tejon Ranch Co. Warrants 8/31/16                                  11,426         61,129
(d)*   U.S. Concrete, Inc. Warrants Class A 08/31/17                      9,325         37,300
(d)*   U.S. Concrete, Inc. Warrants Class B 08/31/17                      9,325         33,104
                                                                                --------------
TOTAL RIGHTS/WARRANTS                                                                  135,084
                                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
       State Street Institutional Liquid Reserves, 0.073%            36,842,908     36,842,908
                                                                                --------------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT
                                                                       (000)
                                                                    -----------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@   DFA Short Term Investment Fund                               148,525,546  1,718,440,570
                                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,979,243,022)                             $9,181,878,493
                                                                                ==============

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (16.4%)
*   1-800-Flowers.com, Inc. Class A                              187,678 $ 1,019,092
#*  Aeropostale, Inc.                                            446,616   4,149,063
*   AFC Enterprises, Inc.                                        209,162   9,324,442
    AH Belo Corp. Class A                                        240,620   1,934,585
*   ALCO Stores, Inc.                                             52,342     576,809
#   Ambassadors Group, Inc.                                      141,374     521,670
    Amcon Distributing Co.                                         5,690     458,045
#*  America's Car-Mart, Inc.                                     104,356   4,773,243
#*  American Apparel, Inc.                                       102,118     136,838
#*  American Public Education, Inc.                              129,432   5,181,163
    Arctic Cat, Inc.                                             122,432   6,415,437
#   Ark Restaurants Corp.                                         36,613     776,196
*   Asbury Automotive Group, Inc.                                297,023  14,271,955
#*  Ascent Capital Group, Inc. Class A                            56,194   4,743,897
*   Ballantyne Strong, Inc.                                       76,188     380,178
#*  Barnes & Noble, Inc.                                         446,901   6,314,711
    Bassett Furniture Industries, Inc.                            89,635   1,254,890
    Beasley Broadcasting Group, Inc. Class A                      65,543     568,258
#*  Beazer Homes USA, Inc.                                       126,773   2,303,465
#   bebe stores, Inc.                                            588,725   3,550,012
    Belo Corp. Class A                                           858,259  11,783,896
    Big 5 Sporting Goods Corp.                                   198,369   3,751,158
*   Biglari Holdings, Inc.                                        15,444   6,733,893
#*  BJ's Restaurants, Inc.                                        43,797   1,185,147
#*  Black Diamond, Inc.                                          137,350   2,047,888
#*  Blue Nile, Inc.                                               32,239   1,324,056
#   Blyth, Inc.                                                  111,212   1,535,838
#   Bob Evans Farms, Inc.                                         81,257   4,638,962
#*  Body Central Corp.                                            79,968     447,821
#   Bon-Ton Stores, Inc. (The)                                   119,763   1,371,286
#*  Books-A-Million, Inc.                                         60,674     152,292
#   Bowl America, Inc. Class A                                    55,406     796,461
*   Boyd Gaming Corp.                                             39,623     418,419
*   Bravo Brio Restaurant Group, Inc.                             71,920   1,073,766
#*  Bridgepoint Education, Inc.                                   54,654   1,071,218
#*  Brookfield Residential Properties, Inc.                       11,614     256,437
    Brown Shoe Co., Inc.                                         382,129   8,574,975
*   Build-A-Bear Workshop, Inc.                                   95,794     752,941
*   Cache, Inc.                                                  148,245     893,917
#   Callaway Golf Co.                                            520,007   4,383,659
*   Cambium Learning Group, Inc.                                  93,736     136,855
#   Canterbury Park Holding Corp.                                 26,287     297,306
#*  Capella Education Co.                                         63,246   3,852,946
*   Career Education Corp.                                        11,452      62,757
*   Carmike Cinemas, Inc.                                        149,315   3,417,820
    Carriage Services, Inc.                                      180,474   3,625,723
*   Carrols Restaurant Group, Inc.                               237,046   1,374,867
#   Cato Corp. (The) Class A                                     249,872   7,488,664
#*  Cavco Industries, Inc.                                        56,847   3,329,529
    CEC Entertainment, Inc.                                      143,221   6,638,293
#*  Central European Media Enterprises, Ltd. Class A               7,020      21,551

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  Charles & Colvard, Ltd.                                       71,131 $   377,706
    Cherokee, Inc.                                                83,413   1,144,426
*   Children's Place Retail Stores, Inc. (The)                   136,758   7,465,619
*   Christopher & Banks Corp.                                    167,376     965,760
    Churchill Downs, Inc.                                        116,877  10,040,903
*   Citi Trends, Inc.                                            127,065   1,865,314
*   Coast Distribution System (The)                               41,382     142,561
*   Cobra Electronics Corp.                                       47,132     137,154
#*  Coldwater Creek, Inc.                                        105,819     105,819
#   Collectors Universe                                           57,953     964,917
#*  Conn's, Inc.                                                 306,457  18,522,261
#   Cooper Tire & Rubber Co.                                     282,260   7,341,583
    Core-Mark Holding Co., Inc.                                   68,639   4,854,836
#*  Corinthian Colleges, Inc.                                    298,276     638,311
*   Crocs, Inc.                                                  103,389   1,259,278
*   Crown Media Holdings, Inc. Class A                           170,294     565,376
    CSS Industries, Inc.                                          52,438   1,357,620
    Culp, Inc.                                                   186,578   3,610,284
#*  Cumulus Media, Inc. Class A                                  276,702   1,654,678
#*  Daily Journal Corp.                                              200      29,588
#*  dELiA*s, Inc.                                                  7,960      10,985
*   Delta Apparel, Inc.                                           77,201   1,459,099
    Destination Maternity Corp.                                  103,985   3,248,491
*   Destination XL Group, Inc.                                   279,255   1,940,822
*   DGSE Cos., Inc.                                                8,313      20,783
#*  Digital Generation, Inc.                                     150,496   1,903,774
    DineEquity, Inc.                                             115,062   9,443,138
*   Dixie Group, Inc. (The)                                      104,300   1,314,180
#   Dorman Products, Inc.                                        311,758  15,154,556
    Dover Downs Gaming & Entertainment, Inc.                     142,541     215,237
    Dover Motorsports, Inc.                                      168,371     397,356
#   Drew Industries, Inc.                                        192,900   9,695,154
    EDCI Holdings, Inc.                                           62,230      40,761
#*  Education Management Corp.                                     2,999      45,885
#   Educational Development Corp.                                 36,900     105,534
    Einstein Noah Restaurant Group, Inc.                          84,054   1,499,523
*   ELXSI Corp.                                                    7,100      69,580
*   Emerson Radio Corp.                                          243,478     465,043
*   Emmis Communications Corp. Class A                           300,222     747,553
#*  Empire Resorts, Inc.                                          34,819     213,789
#*  Entercom Communications Corp. Class A                        356,444   3,126,014
#*  Entertainment Gaming Asia, Inc.                                5,434       8,368
    Entravision Communications Corp. Class A                     971,879   6,550,464
#   Escalade, Inc.                                                62,320     549,662
#   Ethan Allen Interiors, Inc.                                  257,793   6,867,606
*   Ever-Glory International Group, Inc.                           1,379       5,930
#*  EW Scripps Co. Class A                                       343,167   6,801,570
#*  FAB Universal Corp.                                            1,618      10,145
#*  Famous Dave's Of America, Inc.                                49,507     893,601
#*  Federal-Mogul Corp.                                           10,694     219,120
*   Fiesta Restaurant Group, Inc.                                220,458   9,345,215
    Finish Line, Inc. (The) Class A                              451,112  11,295,844

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
*   Flanigan's Enterprises, Inc.                                  20,756 $   229,976
#   Flexsteel Industries, Inc.                                    55,532   1,524,909
#*  Francesca's Holdings Corp.                                    24,294     437,049
#   Fred's, Inc. Class A                                         300,894   4,874,483
    Frisch's Restaurants, Inc.                                    63,337   1,524,522
*   Fuel Systems Solutions, Inc.                                 139,539   2,506,120
#*  Full House Resorts, Inc.                                      66,136     181,874
#*  G-III Apparel Group, Ltd.                                    177,753  10,082,150
*   Gaiam, Inc. Class A                                           66,689     418,140
    Gaming Partners International Corp.                           14,659     121,670
*   Geeknet, Inc.                                                  3,079      59,055
*   Gentherm, Inc.                                               164,390   3,838,506
    Gordmans Stores, Inc.                                         22,024     218,038
#*  Grand Canyon Education, Inc.                                 367,324  17,363,405
#*  Gray Television, Inc.                                        401,075   3,389,084
*   Gray Television, Inc. Class A                                 41,200     318,064
*   Hallwood Group, Inc. (The)                                     2,653      25,349
*   Hampshire Group, Ltd.                                         25,800      99,201
*   Harris Interactive, Inc.                                     559,304   1,062,678
    Harte-Hanks, Inc.                                            372,474   2,968,618
#   Hastings Entertainment, Inc.                                  92,939     191,454
    Haverty Furniture Cos., Inc.                                 147,774   4,109,595
#   Haverty Furniture Cos., Inc. Class A                          18,855     527,940
*   Helen of Troy, Ltd.                                          198,122   9,256,260
*   Here Media, Inc.(427105101)                                    9,920          99
*   Here Media, Inc.(427105200)                                    9,920          99
#*  hhgregg, Inc.                                                155,107   2,405,710
*   Hollywood Media Corp.                                          1,798       3,362
#   Hooker Furniture Corp.                                        88,584   1,399,627
*   Insignia Systems, Inc.                                        51,150     123,783
#   Interval Leisure Group, Inc.                                 352,501   8,555,199
#*  iRobot Corp.                                                 241,451   8,177,945
*   Isle of Capri Casinos, Inc.                                  123,333   1,000,231
#*  ITT Educational Services, Inc.                                10,887     436,786
*   Jaclyn, Inc.                                                  20,127     109,189
#   JAKKS Pacific, Inc.                                          186,066   1,198,265
    Johnson Outdoors, Inc. Class A                                65,549   1,798,009
    Jones Group, Inc. (The)                                      588,029   9,137,971
#*  Jos A Bank Clothiers, Inc.                                    21,596   1,036,176
*   Journal Communications, Inc. Class A                         479,602   4,004,677
*   K12, Inc.                                                    113,551   2,075,712
#   KB Home                                                      341,826   5,800,787
*   Kid Brands, Inc.                                             184,100     256,820
*   Kirkland's, Inc.                                             158,253   2,808,991
*   Kona Grill, Inc.                                              65,170     894,784
    Koss Corp.                                                   115,135     575,675
#*  Krispy Kreme Doughnuts, Inc.                                 624,760  15,156,678
    La-Z-Boy, Inc.                                               533,688  12,317,519
*   Lakeland Industries, Inc.                                     40,544     220,154
*   Lazare Kaplan International, Inc.                             81,643     137,977
#*  LeapFrog Enterprises, Inc.                                   380,139   3,253,990
#*  Learning Tree International, Inc.                            162,830     467,322

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
*   Libbey, Inc.                                                   114,952 $ 2,454,225
#   Lifetime Brands, Inc.                                          111,220   1,741,705
*   LIN Media LLC Class A                                          276,594   6,795,915
#   Lincoln Educational Services Corp.                             114,994     549,671
    Lithia Motors, Inc. Class A                                    188,702  11,859,921
#   Loral Space & Communications, Inc.                              66,518   4,747,390
#*  Luby's, Inc.                                                   249,870   1,914,004
#*  Lumber Liquidators Holdings, Inc.                              109,921  12,551,879
*   M/I Homes, Inc.                                                161,834   3,312,742
    Mac-Gray Corp.                                                 116,100   2,447,388
    Marcus Corp.                                                   202,160   2,903,018
    Marine Products Corp.                                          335,362   3,142,342
*   MarineMax, Inc.                                                179,345   2,641,752
*   Martha Stewart Living Omnimedia Class A                        174,678     447,176
#   Matthews International Corp. Class A                            78,432   3,184,339
#*  McClatchy Co. (The) Class A                                    329,779     929,977
    McRae Industries, Inc. Class A                                   8,800     210,496
#*  Media General, Inc. Class A                                    162,689   2,372,006
*   Modine Manufacturing Co.                                       305,435   4,068,394
*   Monarch Casino & Resort, Inc.                                  145,340   2,457,699
#   Monro Muffler Brake, Inc.                                      175,421   8,069,366
*   Motorcar Parts of America, Inc.                                 78,082   1,068,162
    Movado Group, Inc.                                             171,333   7,989,258
*   MTR Gaming Group, Inc.                                          19,183      99,752
*   Multimedia Games Holding Co., Inc.                             201,197   6,540,914
    NACCO Industries, Inc. Class A                                  37,647   2,144,750
#*  Nathan's Famous, Inc.                                           57,075   2,929,089
    National American University Holdings, Inc.                        584       2,102
    National CineMedia, Inc.                                       350,621   6,142,880
#*  Nautilus, Inc.                                                 310,782   2,473,825
#*  Nevada Gold & Casinos, Inc.                                        352         370
*   New York & Co., Inc.                                           639,617   3,274,839
#   Nexstar Broadcasting Group, Inc. Class A                       152,938   6,788,918
*   Nobility Homes, Inc.                                            43,800     405,150
*   NTN Buzztime, Inc.                                              55,566      27,783
#   Nutrisystem, Inc.                                              123,028   2,312,926
#*  Office Depot, Inc.                                           1,820,979  10,179,273
    OfficeMax, Inc.                                                352,816   5,285,184
*   Orbitz Worldwide, Inc.                                         439,376   4,059,834
*   Overstock.com, Inc.                                             53,886   1,262,549
#   Oxford Industries, Inc.                                        151,043  10,840,356
*   P&F Industries, Inc. Class A                                     6,745      52,071
#*  Pacific Sunwear of California, Inc.                            306,922     825,620
#   Papa John's International, Inc.                                207,021  15,665,279
#*  Pep Boys-Manny Moe & Jack (The)                                411,889   5,329,844
*   Perfumania Holdings, Inc.                                       56,683     263,576
    Perry Ellis International, Inc.                                114,292   2,172,691
#   PetMed Express, Inc.                                           225,462   3,345,856
#*  Pinnacle Entertainment, Inc.                                   540,950  12,658,230
*   Point.360                                                       40,187      31,105
#*  Premier Exhibitions, Inc.                                        2,033       2,724
*   QEP Co., Inc.                                                   33,487     661,368

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Consumer Discretionary -- (Continued)
#*  Quantum Fuel Systems Technologies Worldwide, Inc.                5,656 $    26,979
#*  Quiksilver, Inc.                                             1,457,888  12,129,628
#*  Radio One, Inc. Class D                                        320,517     961,551
#*  RadioShack Corp.                                                98,335     276,321
*   ReachLocal, Inc.                                                 1,128      13,863
#*  Reading International, Inc. Class A                            136,980     906,808
#*  Reading International, Inc. Class B                             11,620      97,434
*   Red Lion Hotels Corp.                                          168,908   1,016,826
#*  Red Robin Gourmet Burgers, Inc.                                144,159  10,982,033
#   Regis Corp.                                                    357,250   5,180,125
#*  Rentrak Corp.                                                   68,923   2,583,923
    RG Barry Corp.                                                 127,405   2,430,887
#*  Rick's Cabaret International, Inc.                              50,561     570,834
    Rocky Brands, Inc.                                              50,860     771,038
*   Ruby Tuesday, Inc.                                             462,369   2,741,848
    Ruth's Hospitality Group, Inc.                                 306,191   3,732,468
    Saga Communications, Inc. Class A                               51,988   2,475,149
    Salem Communications Corp. Class A                             170,151   1,405,447
#   Scholastic Corp.                                                   700      20,083
*   Scientific Games Corp. Class A                                 650,894  11,898,342
#*  Select Comfort Corp.                                            54,479     998,055
*   SHFL Entertainment, Inc.                                       436,741  10,123,656
    Shiloh Industries, Inc.                                        145,006   2,380,999
#   Shoe Carnival, Inc.                                            155,905   4,051,971
#*  Shutterfly, Inc.                                                42,134   2,070,465
#   Sinclair Broadcast Group, Inc. Class A                         401,740  12,879,784
*   Skechers U.S.A., Inc. Class A                                  277,469   8,085,447
#*  Skullcandy, Inc.                                                56,532     355,021
#*  Skyline Corp.                                                   74,294     324,665
#*  Smith & Wesson Holding Corp.                                     4,614      49,739
#   Sonic Automotive, Inc. Class A                                 355,207   7,914,012
*   Sonic Corp.                                                    535,081  10,327,063
*   Spanish Broadcasting System, Inc. Class A                       36,748     145,522
#   Spartan Motors, Inc.                                           164,385   1,116,174
*   Spectrum Group International, Inc.                             278,633     495,967
    Speedway Motorsports, Inc.                                     222,650   4,065,589
*   Sport Chalet, Inc. Class A                                     108,430     124,695
*   Sport Chalet, Inc. Class B                                      15,525      20,105
*   Sports Club, Inc.                                              125,584     288,843
*   Spy, Inc.                                                       13,301      15,961
#   Stage Stores, Inc.                                             327,913   6,771,403
#   Standard Motor Products, Inc.                                  244,862   8,854,210
*   Stanley Furniture Co., Inc.                                     43,669     169,872
#   Stein Mart, Inc.                                               262,718   3,880,345
*   Steiner Leisure, Ltd.                                           99,037   5,548,053
    Stewart Enterprises, Inc. Class A                              530,731   7,010,957
*   Stoneridge, Inc.                                               233,371   2,977,814
    Strattec Security Corp.                                         30,152   1,221,759
    Strayer Education, Inc.                                          3,111     122,978
#   Sturm Ruger & Co., Inc.                                        185,803  12,153,374
    Superior Industries International, Inc.                        242,491   4,546,706
    Superior Uniform Group, Inc.                                    55,873     843,682

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
    Systemax, Inc.                                               342,269 $  3,251,555
#*  Tandy Leather Factory, Inc.                                   72,155      598,887
#*  Tile Shop Holdings, Inc.                                      30,758      686,826
*   Tower International, Inc.                                     10,468      222,131
    Town Sports International Holdings, Inc.                     186,714    2,412,345
    Trans World Entertainment Corp.                              218,126      944,486
*   Trinity Place Holdings, Inc.                                 143,600      725,180
#*  Tuesday Morning Corp.                                        372,296    5,267,988
*   Unifi, Inc.                                                  163,468    3,986,985
*   Universal Electronics, Inc.                                  138,450    5,387,089
#   Universal Technical Institute, Inc.                          221,265    2,940,612
#*  UQM Technologies, Inc.                                       123,866      191,992
#*  US Auto Parts Network, Inc.                                   62,898      111,958
#   Valassis Communications, Inc.                                319,953    8,753,914
#   Value Line, Inc.                                              80,059      746,950
*   Valuevision Media, Inc. Class A                              383,710    2,049,011
#*  Vera Bradley, Inc.                                           150,832    3,340,929
#*  Vitacost.com, Inc.                                            21,671      171,418
*   Vitamin Shoppe, Inc.                                           4,700      220,477
#*  VOXX International Corp.                                     166,452    2,581,671
*   Wells-Gardner Electronics Corp.                              104,895      176,224
*   West Marine, Inc.                                            178,586    2,180,535
#*  Wet Seal, Inc. (The) Class A                                 741,786    2,455,312
    Weyco Group, Inc.                                            115,036    3,304,984
#   Winmark Corp.                                                 54,688    4,003,708
#*  Winnebago Industries, Inc.                                   118,759    3,522,392
#   World Wrestling Entertainment, Inc. Class A                  129,366    1,675,290
#*  Xanadoo Co. Class A                                              566      113,200
#*  Zagg, Inc.                                                    71,649      339,616
*   Zale Corp.                                                   251,292    3,927,694
#*  Zumiez, Inc.                                                 239,974    7,112,829
                                                                         ------------
Total Consumer Discretionary                                              904,683,087
                                                                         ------------
Consumer Staples -- (3.7%)
#   Alico, Inc.                                                   68,700    2,745,252
*   Alliance One International, Inc.                             868,655    2,579,905
    Andersons, Inc. (The)                                        165,272   12,259,877
#   Arden Group, Inc. Class A                                     16,698    2,170,740
#*  Boulder Brands, Inc.                                         447,160    7,328,952
    Bridgford Foods Corp.                                         72,953      736,096
#   Cal-Maine Foods, Inc.                                        202,997   10,298,038
#   Calavo Growers, Inc.                                         119,164    3,537,979
    CCA Industries, Inc.                                          35,363      109,272
#*  Central Garden and Pet Co.                                    75,174      570,571
#*  Central Garden and Pet Co. Class A                           308,338    2,269,368
*   Chefs' Warehouse, Inc. (The)                                   5,509      131,996
*   Chiquita Brands International, Inc.                          337,368    3,491,759
    Coca-Cola Bottling Co. Consolidated                           72,153    4,568,728
#   Coffee Holding Co., Inc.                                      14,908       79,609
*   Craft Brew Alliance, Inc.                                     80,382    1,303,796
#*  Dole Food Co., Inc.                                          166,493    2,255,980
#*  Elizabeth Arden, Inc.                                        246,915    8,935,854

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
*   Farmer Bros Co.                                               88,007 $  1,589,406
*   Glacier Water Services, Inc.                                  24,500      505,313
    Golden Enterprises, Inc.                                      99,219      415,728
#   Griffin Land & Nurseries, Inc.                                48,979    1,616,307
#*  Harbinger Group, Inc.                                         76,397      831,963
#*  IGI Laboratories, Inc.                                        30,339       66,442
#   Ingles Markets, Inc. Class A                                 103,028    2,659,153
#   Inter Parfums, Inc.                                          271,686    9,552,480
#*  Inventure Foods, Inc.                                         21,811      245,592
#   J&J Snack Foods Corp.                                        176,874   15,135,108
    John B Sanfilippo & Son, Inc.                                 72,033    1,770,571
#   Lifeway Foods, Inc.                                          152,175    2,226,320
#   Limoneira Co.                                                    413       10,878
*   Mannatech, Inc.                                                8,629      203,558
#*  Medifast, Inc.                                               114,405    2,666,781
#   MGP Ingredients, Inc.                                        109,514      579,329
    Nash Finch Co.                                               119,091    3,341,693
    National Beverage Corp.                                      399,613    7,316,914
*   Natural Alternatives International, Inc.                      70,731      432,166
#   Nature's Sunshine Products, Inc.                             153,100    2,892,059
    Nutraceutical International Corp.                             60,166    1,446,992
#   Oil-Dri Corp. of America                                      58,075    2,061,082
*   Omega Protein Corp.                                          138,680    1,298,045
#   Orchids Paper Products Co.                                    52,668    1,606,374
*   Pantry, Inc. (The)                                           117,736    1,576,485
#*  Pizza Inn Holdings, Inc.                                      39,700      325,143
*   Post Holdings, Inc.                                           22,795      979,045
*   Prestige Brands Holdings, Inc.                               356,410   11,130,684
#   Reliv International, Inc.                                    102,054      258,197
*   Revlon, Inc. Class A                                         379,324    9,008,945
    Rocky Mountain Chocolate Factory, Inc.                        71,953      912,364
#   Sanderson Farms, Inc.                                         49,232    3,111,955
#*  Scheid Vineyards, Inc. Class A                                 2,900       71,050
    Scope Industries                                               8,083    2,247,074
*   Seneca Foods Corp. Class A                                    33,144      971,782
*   Seneca Foods Corp. Class B                                    11,120      328,040
    Spartan Stores, Inc.                                         210,856    4,961,442
#*  Susser Holdings Corp.                                        220,255   12,078,784
*   Tofutti Brands, Inc.                                          53,404      149,531
    United-Guardian, Inc.                                         40,096    1,010,820
#   Universal Corp.                                               88,344    4,684,882
#*  USANA Health Sciences, Inc.                                  146,315    9,983,072
#   Village Super Market, Inc. Class A                            69,464    2,546,550
#   WD-40 Co.                                                    150,379   10,900,974
                                                                         ------------
Total Consumer Staples                                                    203,080,845
                                                                         ------------
Energy -- (4.4%)
#*  Abraxas Petroleum Corp.                                      486,100    1,404,829
    Adams Resources & Energy, Inc.                                38,954    2,016,649
#   Alon USA Energy, Inc.                                        232,609    2,809,917
#*  Alpha Natural Resources, Inc.                                 82,036      574,252
    AMEN Properties, Inc.                                            123       71,648

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Energy -- (Continued)
#*  Amyris, Inc.                                                    15,469 $    38,982
#*  Approach Resources, Inc.                                       214,461   6,037,077
#*  Barnwell Industries, Inc.                                       68,834     244,361
#*  Basic Energy Services, Inc.                                    281,697   4,132,495
#*  Bill Barrett Corp.                                             136,232   3,769,539
*   Black Ridge Oil and Gas, Inc.                                   73,707      47,910
    Bolt Technology Corp.                                           77,310   1,383,076
#*  BPZ Resources, Inc.                                            798,903   1,605,795
#*  C&J Energy Services, Inc.                                      154,337   3,555,924
#*  Cal Dive International, Inc.                                   198,003     390,066
*   Callon Petroleum Co.                                           267,919   1,829,887
#*  Carrizo Oil & Gas, Inc.                                        247,544  10,852,329
*   Cheniere Energy, Inc.                                           39,020   1,552,996
*   Clayton Williams Energy, Inc.                                  109,912   8,554,451
#*  Clean Energy Fuels Corp.                                       322,774   3,676,396
*   Cloud Peak Energy, Inc.                                         75,566   1,179,585
#   Comstock Resources, Inc.                                       348,901   5,969,696
    Contango Oil & Gas Co.                                         104,319   4,470,062
    Crosstex Energy, Inc.                                          478,837  14,695,508
*   Dawson Geophysical Co.                                          66,521   1,945,074
    Delek US Holdings, Inc.                                         39,051     997,753
#   DHT Holdings, Inc.                                              41,366     212,208
*   Double Eagle Petroleum Co.                                      58,194     161,779
*   Emerald Oil, Inc.                                              221,022   1,922,891
#*  Endeavour International Corp.                                  208,012   1,235,591
*   ENGlobal Corp.                                                 238,421     262,263
*   EPL Oil & Gas, Inc.                                            305,393   9,735,929
*   Era Group, Inc.                                                  3,213     101,531
*   Evolution Petroleum Corp.                                       25,725     310,243
#*  FieldPoint Petroleum Corp.                                      49,014     235,267
#*  Forest Oil Corp.                                               130,858     620,267
#*  FX Energy, Inc.                                                 18,405      64,049
*   Gastar Exploration, Ltd.                                        55,994     241,894
#*  Geospace Technologies Corp.                                     44,580   4,342,984
#*  Gevo, Inc.                                                      24,840      42,228
#*  Global Geophysical Services, Inc.                              383,587     916,773
#*  Goodrich Petroleum Corp.                                        71,912   1,682,022
#   Green Plains Renewable Energy, Inc.                            208,710   3,366,492
    Gulf Island Fabrication, Inc.                                  111,497   2,811,954
    Gulfmark Offshore, Inc. Class A                                 89,675   4,464,021
#*  Harvest Natural Resources, Inc.                                283,514   1,417,570
*   Hercules Offshore, Inc.                                      1,228,317   8,352,556
*   HKN, Inc.                                                        1,132      84,334
#*  Houston American Energy Corp.                                  108,288      28,155
#*  ION Geophysical Corp.                                          975,643   4,526,984
#*  James River Coal Co.                                           185,050     355,296
*   Key Energy Services, Inc.                                      180,707   1,413,129
#*  Lucas Energy, Inc.                                              87,333      96,940
#*  Magnum Hunter Resources Corp.                                  821,122   5,854,600
*   Matador Resources Co.                                          114,352   2,105,220
*   Matrix Service Co.                                             213,615   4,441,056
*   Mexco Energy Corp.                                               7,388      48,539

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Energy -- (Continued)
#*  Miller Energy Resources, Inc.                                   32,669 $    220,842
*   Mitcham Industries, Inc.                                        79,611    1,324,727
*   Natural Gas Services Group, Inc.                                61,586    1,723,792
#*  Newpark Resources, Inc.                                        826,493   10,537,786
#   Nordic American Tankers, Ltd.                                   69,849      569,968
#*  Northern Oil and Gas, Inc.                                      94,614    1,554,508
#*  Nuverra Environmental Solutions, Inc.                        1,361,226    3,321,391
#*  Overseas Shipholding Group, Inc.                                18,861       65,070
#*  Pacific Ethanol, Inc.                                               31          113
#   Panhandle Oil and Gas, Inc. Class A                             55,720    1,870,520
*   Parker Drilling Co.                                            838,716    6,038,755
*   PDC Energy, Inc.                                               148,470   10,067,751
#*  Penn Virginia Corp.                                            343,122    2,919,968
#*  PetroQuest Energy, Inc.                                        370,225    1,747,462
#*  PHI, Inc.(69336T106)                                             9,745      366,607
#*  PHI, Inc.(69336T205)                                           113,759    4,529,883
#*  Pioneer Energy Services Corp.                                  448,054    3,763,654
*   PostRock Energy Corp.                                           23,194       33,863
#*  Pyramid Oil Co.                                                 22,699      120,305
#*  Renewable Energy Group, Inc.                                    64,973      708,855
#   Rentech, Inc.                                                  942,422    1,611,542
*   REX American Resources Corp.                                   149,235    4,303,937
#*  Rex Energy Corp.                                               559,372   12,026,498
#*  RigNet, Inc.                                                     6,987      257,541
#*  Royale Energy, Inc.                                             45,629      122,742
#*  Sanchez Energy Corp.                                             1,127       32,131
#*  Saratoga Resources, Inc.                                         2,046        4,972
*   Steel Excel, Inc.                                               73,655    2,043,926
#*  Swift Energy Co.                                                59,034      809,946
#*  Synergy Resources Corp.                                        261,064    2,704,623
#*  Syntroleum Corp.                                                44,574      182,308
*   Tesco Corp.                                                     92,226    1,584,443
#*  TETRA Technologies, Inc.                                       528,046    6,848,757
    TGC Industries, Inc.                                           110,887      817,237
*   Triangle Petroleum Corp.                                       342,881    3,624,252
#*  Uranium Energy Corp.                                           123,123      216,696
#*  US Energy Corp. Wyoming                                         71,870      209,142
#*  USEC, Inc.                                                      21,921      176,683
#*  Vaalco Energy, Inc.                                            486,671    2,564,756
#   W&T Offshore, Inc.                                              36,611      698,904
*   Warren Resources, Inc.                                         372,497    1,165,916
*   Westmoreland Coal Co.                                           22,096      313,984
*   Willbros Group, Inc.                                           315,497    3,079,251
#*  Zion Oil & Gas, Inc.                                             5,765        9,455
                                                                           ------------
Total Energy                                                                242,156,484
                                                                           ------------
Financials -- (14.8%)
*   1st Constitution Bancorp                                        16,306      164,691
    1st Source Corp.                                               194,458    6,102,092
    1st United Bancorp Inc/Boca Raton                               33,715      257,583
#   Access National Corp.                                           59,660      866,860
    Alliance Bancorp, Inc. of Pennsylvania                          13,199      191,386

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
*   Altisource Asset Management Corp.                              9,319 $ 5,961,178
#   Ameriana Bancorp                                              20,650     279,601
#   American Equity Investment Life Holding Co.                  484,311  10,093,041
*   American Independence Corp.                                    3,596      39,844
#   American National Bankshares, Inc.                            54,265   1,244,839
*   American River Bankshares                                     17,421     151,214
#*  American Spectrum Realty, Inc.                                12,048      24,698
*   Ameris Bancorp                                               130,162   2,381,965
#   AMERISAFE, Inc.                                              135,500   5,216,750
#   AmeriServ Financial, Inc.                                    189,054     593,630
    Argo Group International Holdings, Ltd.                       55,866   2,345,255
#   Arrow Financial Corp.                                        120,836   3,118,777
    ASB Financial Corp.                                            4,400      60,632
    Asta Funding, Inc.                                            23,298     199,897
    Astoria Financial Corp.                                      276,605   3,653,952
    Atlantic American Corp.                                        7,131      28,881
*   Atlantic Coast Financial Corp.                                   738       2,878
#*  Atlanticus Holdings Corp.                                    140,864     491,615
#   Auburn National BanCorp., Inc.                                11,571     296,218
*   AV Homes, Inc.                                                80,688   1,541,141
    Baldwin & Lyons, Inc. Class A                                  3,548      95,317
    Baldwin & Lyons, Inc. Class B                                 91,316   2,495,666
#   Banc of California, Inc.                                      31,589     445,721
    Bancfirst Corp.                                              120,279   6,683,904
    Bancorp of New Jersey, Inc.                                    1,246      16,759
*   Bancorp, Inc.                                                205,325   3,320,105
    Bank Mutual Corp.                                            167,611   1,066,006
    Bank of Commerce Holdings                                     19,956     109,758
    Bank of Kentucky Financial Corp.                              27,880     803,223
#   Bank of the Ozarks, Inc.                                     204,225  10,105,053
    BankFinancial Corp.                                          211,876   1,968,328
#   Banner Corp.                                                 156,681   5,994,615
#   Bar Harbor Bankshares                                         27,028   1,020,037
    BBCN Bancorp, Inc.                                           640,689   9,501,418
*   BBX Capital Corp. Class A                                     43,192     569,702
#   BCB Bancorp, Inc.                                             54,608     603,964
*   BCSB Bancorp, Inc.                                            10,495     267,098
*   Beneficial Mutual Bancorp, Inc.                              101,666     991,244
#   Berkshire Bancorp, Inc.                                       10,471      80,836
    Berkshire Hills Bancorp, Inc.                                143,004   3,628,011
*   BFC Financial Corp. Class A                                   75,991     180,859
    BGC Partners, Inc. Class A                                   233,927   1,244,492
*   BNCCORP, Inc.                                                 12,585     171,156
#*  BofI Holding, Inc.                                            91,936   5,554,773
#   Boston Private Financial Holdings, Inc.                      643,902   7,334,044
    Bridge Bancorp, Inc.                                          38,336     885,178
#*  Bridge Capital Holdings                                       44,193     777,355
    Brookline Bancorp, Inc.                                      624,531   5,539,590
#*  Brunswick Bancorp                                                120         605
    Bryn Mawr Bank Corp.                                         100,636   2,803,719
    C&F Financial Corp.                                           13,632     734,901
#   Calamos Asset Management, Inc. Class A                       132,282   1,299,009

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE+
                                                                  ------- ----------
Financials -- (Continued)
#    California First National Bancorp                             81,133 $1,448,224
*    Camco Financial Corp.                                         26,162    162,204
     Camden National Corp.                                         77,363  3,121,597
#    Cape Bancorp, Inc.                                             4,774     43,969
*    Capital Bank Financial Corp. Class A                          11,999    266,618
#*   Capital City Bank Group, Inc.                                150,073  1,845,898
(d)  Capital Properties, Inc., 5.000%                               9,939      9,939
     Capital Properties, Inc. Class A                              11,044     88,352
     Capital Southwest Corp.                                       60,752  1,996,918
#    Cardinal Financial Corp.                                     261,871  4,320,871
*    Carolina Bank Holdings, Inc.                                   4,335     43,740
#*   Carver Bancorp, Inc.                                             300      1,812
#    Cash America International, Inc.                               4,776    188,413
     Center Bancorp, Inc.                                         143,604  2,148,316
     Centerstate Banks, Inc.                                       46,202    455,552
#    Central Pacific Financial Corp.                               73,575  1,355,252
     Century Bancorp, Inc. Class A                                 18,900    614,250
     CFS Bancorp, Inc.                                            101,373  1,266,149
     Charter Financial Corp.                                          935     10,135
     Chemical Financial Corp.                                     234,726  6,875,125
     Chicopee Bancorp, Inc.                                        26,112    458,266
     Citizens Community Bancorp, Inc.                               4,432     33,816
*    Citizens First Corp.                                           1,442     12,762
#    Citizens Holding Co.                                           9,925    189,766
#*   Citizens, Inc.                                               389,673  3,273,253
#    City Holding Co.                                             161,264  7,337,512
#    CKX Lands, Inc.                                               14,943    215,179
#    Clifton Savings Bancorp, Inc.                                 55,328    698,793
#    CNB Financial Corp.                                           53,880  1,078,139
#    CoBiz Financial, Inc.                                        212,258  2,302,999
     Codorus Valley Bancorp, Inc.                                  10,901    228,923
*    Colonial Financial Services, Inc.                              7,831    109,634
#*   Colony Bankcorp, Inc.                                         37,943    232,211
     Columbia Banking System, Inc.                                305,338  7,844,133
     Commercial National Financial Corp.                           10,640    223,440
#    Community Bank System, Inc.                                  261,062  9,479,161
#*   Community Bankers Trust Corp.                                  2,000      7,460
#    Community Trust Bancorp, Inc.                                137,659  5,862,897
*    Community West Bancshares                                     12,713     74,689
*    CommunityOne Bancorp.                                            216      2,324
#    Consolidated-Tomoka Land Co.                                  52,947  1,986,571
*    Consumer Portfolio Services, Inc.                             51,070    343,190
*    Cowen Group, Inc. Class A                                    266,287  1,057,159
#    Crawford & Co. Class A                                       282,945  2,356,932
#    Crawford & Co. Class B                                       145,019  1,593,759
#*   Customers Bancorp, Inc.                                        4,684     78,457
#    CVB Financial Corp.                                          272,789  3,966,352
*    DFC Global Corp.                                             306,846  3,712,837
*    DGT Holdings Corp.                                            12,563    195,669
#    Diamond Hill Investment Group, Inc.                              710     78,292
     Dime Community Bancshares, Inc.                              342,201  5,598,408
     Donegal Group, Inc. Class A                                  169,997  2,694,452

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   Donegal Group, Inc. Class B                                   34,951 $   733,971
#*  Doral Financial Corp.                                          4,060      68,614
    Eagle Bancorp Montana, Inc.                                      578       6,341
#   Eastern Insurance Holdings, Inc.                              32,371     791,147
*   Eastern Virginia Bankshares, Inc.                              8,084      48,747
#*  eHealth, Inc.                                                138,920   5,920,770
    EMC Insurance Group, Inc.                                    116,209   3,955,754
    Employers Holdings, Inc.                                     247,858   7,453,090
#*  Encore Capital Group, Inc.                                   260,253  12,713,359
#   Enterprise Bancorp, Inc.                                      36,296     709,224
    Enterprise Financial Services Corp.                           59,274   1,068,710
#   ESB Financial Corp.                                          161,234   2,146,025
    ESSA Bancorp, Inc.                                            63,434     695,237
    Evans Bancorp, Inc.                                           11,667     235,965
*   Ezcorp, Inc. Class A                                          18,487     290,801
#*  Farmers Capital Bank Corp.                                    23,827     489,407
    FBL Financial Group, Inc. Class A                            271,726  12,157,021
#   Federal Agricultural Mortgage Corp. Class A                    4,200     122,955
    Federal Agricultural Mortgage Corp. Class C                   79,325   2,831,109
    Federated National Holding Co. Class C                        74,234     760,899
#   Fidelity Southern Corp.                                       95,770   1,462,405
    Financial Institutions, Inc.                                  71,404   1,690,133
*   First Acceptance Corp.                                        45,747      77,770
#*  First BanCorp                                                145,966     810,111
    First Bancorp                                                142,584   2,135,908
    First Bancorp of Indiana, Inc.                                 1,400      19,320
#   First Bancorp, Inc.                                           74,352   1,294,468
*   First Bancshares, Inc.(318687100)                              5,228      44,438
    First Bancshares, Inc.(318916103)                              4,544      67,478
#   First Busey Corp.                                            475,006   2,455,781
#   First Business Financial Services, Inc.                        6,622     233,227
#   First Commonwealth Financial Corp.                           695,518   6,044,051
    First Community Bancshares, Inc.                             109,970   1,835,399
#   First Connecticut Bancorp Inc/Farmington                      14,915     218,952
    First Defiance Financial Corp.                                69,440   1,792,941
#*  First Federal Bancshares of Arkansas, Inc.                    45,474     408,357
    First Federal of Northern Michigan Bancorp, Inc.              13,700      64,938
    First Financial Bancorp                                      315,278   4,893,115
#   First Financial Bankshares, Inc.                              16,191     995,908
#   First Financial Corp.                                        122,228   4,221,755
    First Financial Holdings, Inc.                               138,403   8,294,492
#   First Financial Northwest, Inc.                               43,468     471,193
*   First Financial Service Corp.                                 18,814      93,317
    First Interstate Bancsystem, Inc.                             76,595   1,923,300
#*  First Marblehead Corp. (The)                                  49,478      47,499
    First Merchants Corp.                                        179,005   3,365,294
    First Midwest Bancorp, Inc.                                  452,562   7,526,106
*   First Place Financial Corp.                                  153,683         307
*   First South Bancorp, Inc.                                     59,381     401,416
*   First United Corp.                                            31,308     256,726
    First West Virginia Bancorp                                    1,187      19,455
    Firstbank Corp.                                               35,127     688,138

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#*  Flagstar Bancorp, Inc.                                       103,425 $ 1,676,519
    Flushing Financial Corp.                                     218,227   4,384,180
*   Forestar Group, Inc.                                         275,787   6,158,324
*   Fortegra Financial Corp.                                         705       5,196
    Fox Chase Bancorp, Inc.                                       59,633   1,029,862
    Franklin Financial Corp.                                       5,320     100,388
#   FXCM, Inc. Class A                                           174,943   2,867,316
#   Gain Capital Holdings, Inc.                                   14,058     147,187
#   German American Bancorp, Inc.                                 65,691   1,785,481
    GFI Group, Inc.                                              523,274   1,815,761
#   Glacier Bancorp, Inc.                                        291,356   8,050,166
#*  Gleacher & Co., Inc.                                           9,104     119,991
*   Global Indemnity P.L.C.                                       56,451   1,390,388
    Gouverneur Bancorp, Inc.                                       4,366      44,795
#   Great Southern Bancorp, Inc.                                  82,919   2,328,366
#*  Green Dot Corp. Class A                                      162,283   3,482,593
#*  Greenlight Capital Re, Ltd. Class A                          206,415   6,355,518
    Guaranty Bancorp                                              44,041     594,554
#*  Guaranty Federal Bancshares, Inc.                             17,335     195,279
*   Hallmark Financial Services, Inc.                            105,299     896,094
#   Hampden Bancorp, Inc.                                          3,433      59,048
*   Hampton Roads Bankshares, Inc.                                 8,405      11,851
    Hanmi Financial Corp.                                        194,981   3,408,268
    Harleysville Savings Financial Corp.                          12,400     227,540
#*  Harris & Harris Group, Inc.                                  153,619     480,827
    Hawthorn Bancshares, Inc.                                      5,957      82,266
#   HCI Group, Inc.                                               97,252   4,273,253
#   Heartland Financial USA, Inc.                                133,135   3,526,746
    Heritage Commerce Corp.                                       95,601     744,732
#   Heritage Financial Corp.                                      71,379   1,151,343
    Heritage Financial Group, Inc.                                16,112     276,804
    HF Financial Corp.                                            34,791     463,764
    HFF, Inc. Class A                                            199,247   4,891,514
*   Hilltop Holdings, Inc.                                       411,361   7,133,000
#   Hingham Institution for Savings                               14,511   1,055,240
*   HMN Financial, Inc.                                           37,346     321,549
*   Home Bancorp, Inc.                                             4,852      88,161
#   Home BancShares, Inc.                                        359,132  12,167,392
    Home Federal Bancorp, Inc.                                    64,285   1,002,203
    HopFed Bancorp, Inc.                                          18,198     197,448
    Horace Mann Educators Corp.                                  423,287  11,725,050
#   Horizon Bancorp                                               35,007     760,002
#   Hudson Valley Holding Corp.                                   19,709     364,419
*   ICG Group, Inc.                                              363,600   5,930,316
#   Independence Holding Co.                                      69,208     949,534
#   Independent Bank Corp.(453836108)                            167,897   6,024,144
*   Independent Bank Corp.(453838609)                             34,130     331,744
    Infinity Property & Casualty Corp.                           134,624   9,232,514
    Interactive Brokers Group, Inc. Class A                      429,407   8,858,666
#*  InterGroup Corp. (The)                                         6,500     129,350
*   Intervest Bancshares Corp. Class A                             6,118      44,600
#*  INTL. FCStone, Inc.                                           92,288   1,888,212

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- ----------
Financials -- (Continued)
*   Investment Technology Group, Inc.                              179,808 $2,880,524
*   Investors Capital Holdings, Ltd.                                 4,238     29,836
#   Investors Title Co.                                             21,301  1,664,460
*   Jacksonville Bancorp, Inc.                                         259      2,661
*   Jefferson Bancshares, Inc.                                       6,356     40,361
    JMP Group, Inc.                                                 80,935    518,793
#*  JW Mays, Inc.                                                    2,700     75,600
#*  Kearny Financial Corp.                                          31,532    331,086
#   Kennedy-Wilson Holdings, Inc.                                  346,153  6,936,906
#   Kentucky First Federal Bancorp                                  38,012    307,517
    Lake Shore Bancorp, Inc.                                         3,521     42,428
#   Lakeland Bancorp, Inc.                                         214,574  2,446,144
    Lakeland Financial Corp.                                       104,707  3,726,522
    Landmark Bancorp, Inc.                                          13,442    270,319
    Life Partners Holdings, Inc.                                   108,784    219,744
    LNB Bancorp, Inc.                                               58,795    572,075
#*  Louisiana Bancorp, Inc.                                          1,237     22,136
    LSB Financial Corp.                                              2,914     83,078
*   Macatawa Bank Corp.                                            202,123    992,424
*   Magyar Bancorp, Inc.                                            15,818    115,867
    Maiden Holdings, Ltd.                                          266,556  2,918,788
    MainSource Financial Group, Inc.                               134,470  2,181,103
#*  Malvern Bancorp, Inc.                                            8,513    103,433
    Manning & Napier, Inc.                                           3,537     58,714
#   MarketAxess Holdings, Inc.                                      21,919  1,429,776
    Marlin Business Services Corp.                                  66,856  1,843,220
#*  Maui Land & Pineapple Co., Inc.                                 49,270    209,890
    Mayflower Bancorp, Inc.                                          3,884     75,505
    MB Financial, Inc.                                              47,419  1,408,344
*   MBT Financial Corp.                                              1,763      6,770
#   MCG Capital Corp.                                              583,022  2,746,034
#   Meadowbrook Insurance Group, Inc.                              449,558  2,985,065
#   Medallion Financial Corp.                                      164,751  2,500,920
    Mercantile Bank Corp.                                           13,591    296,827
    Merchants Bancshares, Inc.                                      62,187  1,864,366
#*  Meridian Interstate Bancorp, Inc.                               49,951  1,185,837
    Meta Financial Group, Inc.                                      26,275    977,956
*   Metro Bancorp, Inc.                                            126,758  2,705,016
    MetroCorp Bancshares, Inc.                                      76,185  1,091,731
#*  MGIC Investment Corp.                                        1,035,784  8,431,282
    MicroFinancial, Inc.                                            83,043    713,339
    Mid Penn Bancorp, Inc.                                           7,759     93,651
#   MidSouth Bancorp, Inc.                                          57,131    867,249
    MidWestOne Financial Group, Inc.                                15,535    410,435
*   MSB Financial Corp.                                              2,696     20,490
    MutualFirst Financial, Inc.                                     39,230    666,910
#   National Interstate Corp.                                       59,495  1,554,604
    National Security Group, Inc.                                   12,602     81,283
    National Western Life Insurance Co. Class A                     11,821  2,458,768
#*  Naugatuck Valley Financial Corp.                                 7,309     54,014
*   Navigators Group, Inc. (The)                                    83,112  4,674,219
#   NBT Bancorp, Inc.                                              289,033  7,043,734

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Nelnet, Inc. Class A                                          18,233 $   777,273
*   New Century Bancorp, Inc.                                      9,127      60,329
#   New Hampshire Thrift Bancshares, Inc.                         21,740     308,708
*   NewBridge Bancorp                                            136,882   1,021,140
*   NewStar Financial, Inc.                                      192,358   3,348,953
    Nicholas Financial, Inc.                                      41,301     662,881
*   North Valley Bancorp                                           5,029      95,048
    Northeast Bancorp                                              4,362      43,664
    Northeast Community Bancorp, Inc.                             24,952     188,388
    Northfield Bancorp, Inc.                                     219,294   2,835,471
    Northrim BanCorp, Inc.                                        44,423   1,115,017
    Northway Financial, Inc.                                       1,076      17,754
    Northwest Bancshares, Inc.                                   181,726   2,542,347
#   Norwood Financial Corp.                                       10,591     304,385
#   Ocean Shore Holding Co.                                       20,561     293,405
    OceanFirst Financial Corp.                                   117,015   2,058,294
    OFG Bancorp                                                  293,140   4,341,403
    Ohio Valley Banc Corp.                                        16,910     347,331
#   Old Line Bancshares, Inc.                                     22,285     297,282
#   Old National Bancorp                                         155,239   2,257,175
#*  Old Second Bancorp, Inc.                                     120,505     574,809
*   OmniAmerican Bancorp, Inc.                                    88,259   1,934,637
#   Oppenheimer Holdings, Inc. Class A                            14,513     287,793
    Oritani Financial Corp.                                      361,456   5,862,816
    Pacific Continental Corp.                                     89,837   1,237,954
*   Pacific Mercantile Bancorp                                     6,384      39,708
#*  Pacific Premier Bancorp, Inc.                                 63,627     885,052
#   PacWest Bancorp                                              283,900  10,802,395
    Park National Corp.                                           35,882   2,842,572
    Park Sterling Corp.                                          250,018   1,627,617
#*  Patriot National Bancorp, Inc.                                 2,900       3,509
#   Peapack Gladstone Financial Corp.                             85,161   1,561,853
    Penns Woods Bancorp, Inc.                                     36,321   1,859,635
#   Peoples Bancorp of North Carolina, Inc.                       15,956     208,864
    Peoples Bancorp, Inc.                                         94,701   2,123,196
    Peoples Bancorp/Auburn                                         3,331      78,845
#*  PHH Corp.                                                    186,338   4,481,429
#*  Phoenix Cos., Inc. (The)                                      48,205   1,859,267
*   PICO Holdings, Inc.                                          176,508   4,144,408
#*  Pinnacle Financial Partners, Inc.                            271,020   8,401,620
#*  Piper Jaffray Cos.                                             4,037     144,888
#*  Porter Bancorp, Inc.                                          16,256      18,207
*   Preferred Bank                                                60,108   1,155,276
    Premier Financial Bancorp, Inc.                               27,910     335,478
*   Primus Guaranty, Ltd.                                         23,720     239,572
    PrivateBancorp, Inc.                                          46,664   1,136,735
#   Provident Financial Holdings, Inc.                            71,034   1,076,875
    Provident Financial Services, Inc.                           121,248   2,272,188
*   Prudential Bancorp, Inc.                                      25,035     270,633
*   PSB Holdings, Inc.                                             1,113       6,945
#   Pulaski Financial Corp.                                       85,066     926,369
#   Pzena Investment Management, Inc. Class A                     19,143     137,638

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE+
                                                                  ------- ----------
Financials -- (Continued)
     QC Holdings, Inc.                                            171,139 $  402,177
#    QCR Holdings, Inc.                                               100      1,736
#    Radian Group, Inc.                                           419,555  6,112,916
#    Renasant Corp.                                               162,773  4,668,330
#    Republic Bancorp, Inc. Class A                               199,097  4,583,213
*    Republic First Bancorp, Inc.                                  74,245    233,872
     Resource America, Inc. Class A                               171,132  1,476,869
*    Riverview Bancorp, Inc.                                      102,676    273,118
#    Rockville Financial, Inc.                                    148,815  1,956,917
#*   Roma Financial Corp.                                          85,065  1,655,365
*    Royal Bancshares of Pennsylvania, Inc. Class A                13,305     20,357
#    S&T Bancorp, Inc.                                            211,609  5,188,653
#*   Safeguard Scientifics, Inc.                                  196,766  3,433,567
#    Safety Insurance Group, Inc.                                  83,691  4,577,061
     Salisbury Bancorp, Inc.                                        7,752    203,296
     Sandy Spring Bancorp, Inc.                                   118,497  2,901,992
     SB Financial Group, Inc.                                       2,810     22,902
#*   Seacoast Banking Corp. of Florida                            118,775    270,807
#*   Security National Financial Corp. Class A                     22,097    129,709
     Selective Insurance Group, Inc.                              150,856  3,962,987
*    Shore Bancshares, Inc.                                        36,541    334,350
     SI Financial Group, Inc.                                      11,406    129,230
#*   Siebert Financial Corp.                                       13,141     21,551
     Sierra Bancorp                                                88,637  1,677,898
#    Simmons First National Corp. Class A                         138,927  4,548,470
     Simplicity Bancorp, Inc.                                      21,206    332,510
*    South Street Financial Corp.                                   2,945     18,406
*    Southcoast Financial Corp.                                     4,265     24,524
(d)  Southern Community Financial                                  45,616     10,036
*    Southern First Bancshares, Inc.                               30,135    405,014
#    Southern Missouri Bancorp, Inc.                                7,832    236,918
#    Southern National Bancorp of Virginia, Inc.                    1,014      9,887
#    Southside Bancshares, Inc.                                   118,305  3,229,726
*    Southwest Bancorp, Inc.                                      130,906  2,095,805
     Southwest Georgia Financial Corp.                             12,047    114,447
     State Auto Financial Corp.                                    41,897    796,043
     StellarOne Corp.                                             116,921  2,721,921
*    Sterling Bancorp(859158107)                                  271,569  4,005,643
     Sterling Bancorp(85917A100)                                  401,514  4,705,744
     Stewart Information Services Corp.                           154,647  4,843,544
#*   Stratus Properties, Inc.                                      70,975  1,091,596
*    Suffolk Bancorp                                              116,114  2,270,029
     Summit State Bank                                              1,118     11,068
#*   Sun Bancorp, Inc.                                            276,153    911,305
*    Sussex Bancorp                                                 8,000     54,760
#*   SWS Group, Inc.                                              265,182  1,492,975
#    SY Bancorp, Inc.                                             129,832  3,896,258
#*   Taylor Capital Group, Inc.                                   170,775  3,927,825
#    Teche Holding Co.                                             16,949    852,535
#*   Tejon Ranch Co.                                              215,548  7,979,587
     Territorial Bancorp, Inc.                                     42,556    928,146
     TF Financial Corp.                                            21,681    601,648

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Financials -- (Continued)
    Thomas Properties Group, Inc.                                398,077 $  2,706,924
    Timberland Bancorp, Inc.                                      70,526      625,566
#   Tompkins Financial Corp.                                      92,104    4,542,569
    Tower Financial Corp.                                          8,021      190,338
#   Tower Group International, Ltd.                              225,469      818,452
#   TowneBank                                                    118,029    1,718,502
#   Tree.com, Inc.                                                34,789    1,026,623
    Trico Bancshares                                             146,645    3,708,652
#   TrustCo Bank Corp.                                           644,534    4,331,268
    Unico American Corp.                                         113,843    1,427,591
    Union Bankshares Inc/Morrisville                              14,917      323,251
#   Union First Market Bankshares Corp.                          127,210    3,068,305
    United Bancshares, Inc.                                        6,297       83,561
    United Community Bancorp                                       1,415       15,424
*   United Community Banks, Inc.                                 185,887    2,897,978
#*  United Community Financial Corp.                             287,624    1,150,496
    United Financial Bancorp, Inc.                                94,025    1,474,312
    United Fire Group, Inc.                                      192,649    6,106,973
*   United Security Bancshares                                   109,175      561,159
    Unity Bancorp, Inc.                                           32,785      242,937
#   Universal Insurance Holdings, Inc.                           266,355    2,088,223
    Univest Corp. of Pennsylvania                                102,999    2,056,890
*   Vantagesouth Bancshares, Inc.                                 14,803       72,387
#   ViewPoint Financial Group, Inc.                              303,994    6,630,109
*   Virginia Commerce Bancorp, Inc.                              126,041    2,020,437
*   Virtus Investment Partners, Inc.                              40,078    8,156,675
#   VSB Bancorp, Inc.                                              2,848       29,961
#*  Walker & Dunlop, Inc.                                        160,523    2,083,589
    Washington Banking Co.                                        85,818    1,459,764
#   Washington Trust Bancorp, Inc.                               131,301    4,318,490
#*  Waterstone Financial, Inc.                                    29,299      311,741
#   Wayne Savings Bancshares, Inc.                                 3,361       34,786
    WesBanco, Inc.                                               249,132    7,324,481
    West BanCorp., Inc.                                           89,233    1,233,200
#   Westamerica BanCorp.                                           3,181      163,758
*   Western Alliance Bancorp                                     615,654   13,021,082
    Westfield Financial, Inc.                                    149,090    1,074,939
    Westwood Holdings Group, Inc.                                 66,804    3,562,657
    Wilshire Bancorp, Inc.                                       539,156    4,566,651
#*  World Acceptance Corp.                                       153,471   15,979,401
*   Wright Investors' Service Holdings, Inc.                     109,400      232,475
    WSFS Financial Corp.                                          18,538    1,297,845
    WVS Financial Corp.                                           12,479      138,018
*   Yadkin Financial Corp.                                         8,972      147,320
*   ZipRealty, Inc.                                              200,583    1,103,207
                                                                         ------------
Total Financials                                                          818,351,130
                                                                         ------------
Health Care -- (8.0%)
#   Abaxis, Inc.                                                  41,954    1,499,016
#*  ABIOMED, Inc.                                                  3,026       72,563
#*  Accelerate Diagnostics, Inc.                                  37,680      483,058
*   Accretive Health, Inc.                                         6,437       53,170

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  Accuray, Inc.                                                463,396 $ 3,127,923
#*  Achillion Pharmaceuticals, Inc.                              114,406     287,159
#*  Acorda Therapeutics, Inc.                                    208,232   6,373,982
#*  Adcare Health Systems, Inc.                                   10,442      41,246
*   Addus HomeCare Corp.                                          20,064     518,654
#*  Affymax, Inc.                                                129,072     145,851
*   Affymetrix, Inc.                                             537,490   3,800,054
#*  Akorn, Inc.                                                   23,579     481,955
#*  Albany Molecular Research, Inc.                              318,299   4,169,717
#*  Alexza Pharmaceuticals, Inc.                                   2,750      13,723
#*  Alliance HealthCare Services, Inc.                            90,318   2,276,917
*   Allied Healthcare Products                                    22,068      51,418
    Almost Family, Inc.                                           46,565     895,445
#*  Alnylam Pharmaceuticals, Inc.                                 19,466   1,121,436
#*  Alphatec Holdings, Inc.                                      248,211     451,744
#*  AMAG Pharmaceuticals, Inc.                                   121,914   3,289,240
#*  Amedisys, Inc.                                               162,552   2,646,347
*   American Shared Hospital Services                             35,563      86,596
#*  Amicus Therapeutics, Inc.                                      6,613      14,020
*   AMN Healthcare Services, Inc.                                351,363   4,356,901
*   Amsurg Corp.                                                 287,682  12,338,681
    Analogic Corp.                                               123,960  11,432,831
*   AngioDynamics, Inc.                                          186,975   2,939,247
*   ANI Pharmaceuticals, Inc.                                      3,966      40,651
*   Anika Therapeutics, Inc.                                     128,926   3,851,020
#*  Arqule, Inc.                                                  71,682     161,284
*   Arrhythmia Research Technology, Inc.                          16,626      54,284
*   ArthroCare Corp.                                             194,078   7,266,280
*   AtriCure, Inc.                                                 6,378      88,335
    Atrion Corp.                                                  19,961   5,333,180
#*  Authentidate Holding Corp.                                     7,129       8,983
#*  Auxilium Pharmaceuticals, Inc.                                84,938   1,461,783
#*  AVEO Pharmaceuticals, Inc.                                    75,858     157,026
#*  Baxano Surgical, Inc.                                        171,862     207,953
#*  Bio-Reference Labs, Inc.                                     195,969   6,351,355
#*  Bioanalytical Systems, Inc.                                    7,157      13,169
*   BioCryst Pharmaceuticals, Inc.                                   300       1,727
#*  Biodel, Inc.                                                  39,257      99,320
#*  Biolase, Inc.                                                  2,015       3,768
*   BioScrip, Inc.                                               514,952   3,609,814
#*  Biospecifics Technologies Corp.                               20,981     392,345
    Biota Pharmaceuticals, Inc.                                   76,328     292,336
*   BioTelemetry, Inc.                                            92,187     842,589
#*  Bovie Medical Corp.                                          158,699     406,269
#*  BSD Medical Corp.                                            161,152     254,620
*   Cambrex Corp.                                                279,734   4,705,126
#   Cantel Medical Corp.                                         281,942   9,896,164
#*  Capital Senior Living Corp.                                  231,685   5,138,773
#*  Cardica, Inc.                                                 29,044      34,853
*   CAS Medical Systems, Inc.                                        997       1,406
#*  Catalyst Pharmaceutical Partners, Inc.                        25,086      40,639
#*  Celldex Therapeutics, Inc.                                   276,190   6,327,513

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
#*  Celsion Corp.                                                 18,314 $    73,623
*   Chindex International, Inc.                                    9,314     156,755
#*  Cleveland Biolabs, Inc.                                        2,513       3,468
#*  Codexis, Inc.                                                 46,517      80,940
#*  Columbia Laboratories, Inc.                                    3,466      24,955
#   Computer Programs & Systems, Inc.                             76,757   4,378,219
    CONMED Corp.                                                 262,279   9,512,859
#*  Corcept Therapeutics, Inc.                                   199,501     337,157
*   Cornerstone Therapeutics, Inc.                                 8,755      82,910
*   Corvel Corp.                                                 270,276  11,243,482
*   Cross Country Healthcare, Inc.                               241,157   1,432,473
    CryoLife, Inc.                                               248,045   2,229,925
#*  Cumberland Pharmaceuticals, Inc.                             169,380     828,268
#*  Cutera, Inc.                                                 114,495   1,150,675
#*  Cyberonics, Inc.                                             150,307   8,681,732
#*  Cyclacel Pharmaceuticals, Inc.                                 4,300      15,093
#*  Cynosure, Inc. Class A                                       102,433   2,213,577
*   Cytokinetics, Inc.                                            33,967     204,142
    Daxor Corp.                                                   43,502     324,960
*   Depomed, Inc.                                                 11,885      85,572
*   Digirad Corp.                                                104,281     347,256
#*  Discovery Laboratories, Inc.                                  16,454      33,895
#*  Durect Corp.                                                 407,309     610,963
*   Dyax Corp.                                                   305,234   2,509,023
#*  Dynavax Technologies Corp.                                     2,993       3,681
*   Emergent Biosolutions, Inc.                                  231,728   4,525,648
*   Emeritus Corp.                                                68,003   1,302,937
#*  Encision, Inc.                                                 3,700       3,367
#*  Endocyte, Inc.                                                70,216     732,353
    Ensign Group, Inc. (The)                                     167,703   7,140,794
#*  EnteroMedics, Inc.                                               633         785
#*  Entremed, Inc.                                                 1,607       2,941
*   Enzo Biochem, Inc.                                           274,574     683,689
#   Enzon Pharmaceuticals, Inc.                                  301,457     446,156
*   ERBA Diagnostics, Inc.                                           119         168
#*  Exact Sciences Corp.                                         181,881   2,004,329
*   Exactech, Inc.                                               101,444   2,302,779
#*  ExamWorks Group, Inc.                                        118,575   3,065,164
#*  Fibrocell Science, Inc.                                        3,400      12,580
*   Five Star Quality Care, Inc.                                 215,881   1,094,517
#*  Furiex Pharmaceuticals, Inc.                                  23,001     899,339
#*  Galena Biopharma, Inc.                                           319         711
*   Gentiva Health Services, Inc.                                174,884   2,002,422
#*  Geron Corp.                                                  316,814   1,251,415
#*  Greatbatch, Inc.                                             242,949   9,261,216
*   Greenway Medical Technologies                                  2,235      45,482
#*  GTx, Inc.                                                     53,385      91,288
#*  Hanger, Inc.                                                 311,307  11,424,967
#*  Harvard Bioscience, Inc.                                     312,031   1,837,863
*   HealthStream, Inc.                                           136,964   4,892,354
#*  Healthways, Inc.                                             231,640   2,230,693
#*  Hemispherx Biopharma, Inc.                                    93,100      20,482

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE+
                                                                   ------- -----------
Health Care -- (Continued)
#     Hi-Tech Pharmacal Co., Inc.                                  108,582 $ 4,678,798
*     Hooper Holmes, Inc.                                          672,769     403,661
#*    Horizon Pharma, Inc.                                          25,074     105,060
#*    iBio, Inc.                                                    75,428      26,588
*     Icad, Inc.                                                     7,500      67,425
*     ICU Medical, Inc.                                            140,489   8,682,220
#*    Idera Pharmaceuticals, Inc.                                  288,928     531,628
#*    Immunomedics, Inc.                                            90,667     343,628
#*    Infinity Pharmaceuticals, Inc.                                82,489   1,117,726
#*    Inovio Pharmaceuticals, Inc.                                  10,400      17,992
#*    Integra LifeSciences Holdings Corp.                           63,878   2,924,335
      Invacare Corp.                                               244,489   5,249,179
#*    IPC The Hospitalist Co., Inc.                                112,153   6,144,863
*     Iridex Corp.                                                  18,587     110,964
#*    IsoRay, Inc.                                                      20          10
#*    Keryx Biopharmaceuticals, Inc.                                45,500     470,925
      Kewaunee Scientific Corp.                                     25,060     435,042
#     Kindred Healthcare, Inc.                                     366,239   5,083,397
      Landauer, Inc.                                                88,270   4,272,268
*     Lannett Co., Inc.                                             92,969   2,194,998
*     LCA-Vision, Inc.                                             171,633     564,673
      LeMaitre Vascular, Inc.                                      170,177   1,368,223
#*    LHC Group, Inc.                                              122,366   2,520,740
#*    Ligand Pharmaceuticals, Inc. Class B                           3,853     199,431
*     Luminex Corp.                                                 63,400   1,236,300
#     Masimo Corp.                                                   3,159      80,934
#*    Mast Therapeutics, Inc.                                       72,438      35,495
(d)*  Maxygen, Inc.                                                319,639       9,589
*     MedAssets, Inc.                                              405,712   9,343,547
(d)*  MedCath Corp.                                                 92,602     126,865
*     Medical Action Industries, Inc.                              158,071     957,910
#*    MediciNova, Inc.                                              75,542     186,589
*     Medidata Solutions, Inc.                                     116,683  12,871,302
#     Meridian Bioscience, Inc.                                     69,149   1,709,363
#*    Merit Medical Systems, Inc.                                  436,586   6,981,010
#     MGC Diagnostics Corp.                                          1,294      15,334
#*    Misonix, Inc.                                                 62,750     262,295
#*    Momenta Pharmaceuticals, Inc.                                325,627   5,337,027
#*    Nanosphere, Inc.                                              33,860      66,027
#     National Healthcare Corp.                                    104,718   5,066,257
#*    National Research Corp. Class A                              202,317   3,548,640
#     National Research Corp. Class B                               33,719     943,795
#*    Natus Medical, Inc.                                          252,913   4,989,973
*     Neogen Corp.                                                  53,291   2,463,087
*     NuVasive, Inc.                                               346,328  11,006,304
#*    Oculus Innovative Sciences, Inc.                                  30          77
*     Omnicell, Inc.                                               276,545   6,379,893
#*    OncoGenex Pharmaceutical, Inc.                                16,093     113,134
#*    OraSure Technologies, Inc.                                    32,811     213,928
*     Orthofix International NV                                    104,727   2,145,856
#*    Osiris Therapeutics, Inc.                                     17,979     239,300
*     Pacific Biosciences of California, Inc.                       53,955     221,755

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- ----------
Health Care -- (Continued)
#   Pain Therapeutics, Inc.                                        173,659 $  635,592
*   PDI, Inc.                                                      130,894    624,364
#   PDL BioPharma, Inc.                                          1,068,559  8,644,642
#*  Pernix Therapeutics Holdings                                    36,732     76,770
*   PharMerica Corp.                                               273,237  4,032,978
#*  PhotoMedex, Inc.                                                29,056    367,268
#*  Pozen, Inc.                                                    294,588  1,851,486
#*  Progenics Pharmaceuticals, Inc.                                166,955    607,716
*   ProPhase Labs, Inc.                                             56,585     93,931
*   Providence Service Corp. (The)                                 121,988  3,646,221
#*  pSivida Corp.                                                   40,264     98,647
    Psychemedics Corp.                                               1,558     21,796
#   Quality Systems, Inc.                                          148,859  3,396,962
#*  Quidel Corp.                                                   238,653  5,894,729
#*  RadNet, Inc.                                                   102,903    252,112
#*  Repligen Corp.                                                 327,388  3,581,625
#*  Repros Therapeutics, Inc.                                       10,473    188,933
#*  Retractable Technologies, Inc.                                   4,372     10,886
#*  Rigel Pharmaceuticals, Inc.                                    171,979    531,415
*   Rochester Medical Corp.                                        101,868  2,035,323
*   RTI Biologics, Inc.                                            387,288  1,080,534
#*  RXi Pharmaceuticals Corp.                                           10         31
#*  Sagent Pharmaceuticals, Inc.                                     3,266     70,840
#*  Sangamo Biosciences, Inc.                                       41,605    389,839
#*  Santarus, Inc.                                                 303,567  7,082,218
#*  Sciclone Pharmaceuticals, Inc.                                 466,422  2,206,176
    Select Medical Holdings Corp.                                   21,611    183,261
    Simulations Plus, Inc.                                         123,672    648,041
#*  Skilled Healthcare Group, Inc. Class A                         123,337    525,416
#*  Solta Medical, Inc.                                            397,170    734,764
    Span-America Medical Systems, Inc.                              32,884    619,863
*   Special Diversified Opportunities, Inc.                          4,062      4,509
*   Spectranetics Corp.                                            145,373  3,036,842
#   Spectrum Pharmaceuticals, Inc.                                 484,889  4,165,197
#*  Staar Surgical Co.                                             105,430  1,395,893
#*  StemCells, Inc.                                                 11,628     15,465
#*  Stereotaxis, Inc.                                               10,471     45,758
#*  Sucampo Pharmaceuticals, Inc. Class A                           99,193    614,997
*   SurModics, Inc.                                                173,655  4,094,785
*   Symmetry Medical, Inc.                                         270,623  2,192,046
*   Targacept, Inc.                                                 53,136    252,396
#*  Threshold Pharmaceuticals, Inc.                                 17,876     77,582
*   Tornier NV                                                      50,495  1,086,147
#*  Transcept Pharmaceuticals, Inc.                                111,214    409,268
#*  Triple-S Management Corp. Class B                              119,820  2,133,994
    Universal American Corp.                                       537,606  3,989,037
#*  Uroplasty, Inc.                                                 12,179     36,902
    US Physical Therapy, Inc.                                      116,572  3,720,978
#   Utah Medical Products, Inc.                                     48,415  2,694,779
*   Vascular Solutions, Inc.                                       158,467  3,109,123
#*  Vical, Inc.                                                      9,524     11,905
#*  Vision Sciences, Inc.                                           23,250     19,530

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                  ------- ------------
Health Care -- (Continued)
#*   Volcano Corp.                                                 40,587 $    778,053
#*   Wright Medical Group, Inc.                                   335,773    9,122,952
#*   XenoPort, Inc.                                                27,286      142,706
     Xstelos Holdings, Inc.                                        81,000      106,110
#*   Zalicus, Inc.                                                  6,868       30,083
                                                                          ------------
Total Health Care                                                          441,340,277
                                                                          ------------
Industrials -- (15.0%)
#    AAON, Inc.                                                   410,994   11,100,948
     AAR Corp.                                                    293,271    8,586,975
     ABM Industries, Inc.                                          39,967    1,099,492
#    Acacia Research Corp.                                         46,787      706,016
#*   ACCO Brands Corp.                                            287,804    1,683,653
#*   Accuride Corp.                                                29,777      133,996
     Aceto Corp.                                                  231,959    3,699,746
     Acme United Corp.                                             30,407      445,158
#    Acorn Energy, Inc.                                            80,179      301,473
*    Active Power, Inc.                                            65,376      194,167
#*   Adept Technology, Inc.                                       106,218      883,734
*    Aegion Corp.                                                 293,229    6,011,194
#*   AeroCentury Corp.                                              9,017      180,340
#*   Aerovironment, Inc.                                          212,536    5,761,851
*    Air Transport Services Group, Inc.                           330,201    2,390,655
     Aircastle, Ltd.                                              224,541    4,237,089
     Alamo Group, Inc.                                             90,998    4,294,196
     Albany International Corp. Class A                           213,866    7,872,407
(d)  Allied Defense Group, Inc. (The)                              51,940      272,685
     Allied Motion Technologies, Inc.                              35,896      342,807
#    Altra Holdings, Inc.                                         212,452    6,452,167
#*   Ameresco, Inc. Class A                                        98,937    1,034,881
#    American Railcar Industries, Inc.                            194,540    7,968,358
     American Science & Engineering, Inc.                          84,690    5,570,908
#*   American Superconductor Corp.                                 58,302      127,098
*    American Woodmark Corp.                                      134,527    4,563,156
     Ampco-Pittsburgh Corp.                                        85,409    1,572,380
*    AMREP Corp.                                                   66,450      534,922
#    Apogee Enterprises, Inc.                                     282,114    8,824,526
*    ARC Document Solutions, Inc.                                 225,188    1,405,173
     Argan, Inc.                                                   53,854    1,198,251
#    Arkansas Best Corp.                                          171,461    4,692,888
*    Arotech Corp.                                                 99,723      164,543
     Art's-Way Manufacturing Co., Inc.                                200        1,118
#*   Ascent Solar Technologies, Inc.                               74,256       69,801
     Astec Industries, Inc.                                       180,368    6,098,242
*    Astronics Corp.                                              115,462    5,664,566
#*   Astronics Corp. Class B                                       23,092    1,115,132
*    Atlas Air Worldwide Holdings, Inc.                            18,826      697,127
*    Avalon Holdings Corp. Class A                                 20,575      106,578
     AZZ, Inc.                                                    234,421   10,525,503
     Baltic Trading, Ltd.                                          71,895      322,090
     Barrett Business Services, Inc.                               84,535    7,039,229
*    Blount International, Inc.                                   370,055    4,507,270

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  BlueLinx Holdings, Inc.                                      184,488 $   343,148
*   Breeze-Eastern Corp.                                          98,241     916,097
#   Briggs & Stratton Corp.                                      392,597   7,200,229
    Brink's Co. (The)                                              8,596     269,914
#*  Broadwind Energy, Inc.                                           890       6,497
#*  Builders FirstSource, Inc.                                   149,988   1,111,411
*   CAI International, Inc.                                      130,212   2,850,341
*   Casella Waste Systems, Inc. Class A                           78,598     464,514
#*  CBIZ, Inc.                                                   617,182   5,036,205
    CDI Corp.                                                     98,414   1,579,545
    Ceco Environmental Corp.                                     156,017   2,753,700
#   Celadon Group, Inc.                                          223,015   4,134,698
#*  Cenveo, Inc.                                                  35,336     110,955
    Chicago Rivet & Machine Co.                                   17,700     587,640
    CIRCOR International, Inc.                                   122,023   9,001,637
    Coleman Cable, Inc.                                           64,325   1,582,395
*   Columbus McKinnon Corp.                                      170,803   4,442,586
#   Comfort Systems USA, Inc.                                    331,526   6,176,329
*   Command Security Corp.                                        17,842      27,298
#*  Commercial Vehicle Group, Inc.                               151,209   1,190,015
    Compx International, Inc.                                     18,270     259,251
    Conrad Industries, Inc.                                       18,700     606,908
*   Consolidated Graphics, Inc.                                   81,724   5,237,691
*   Costa, Inc.                                                   80,715   1,623,986
    Courier Corp.                                                120,220   2,042,538
*   Covenant Transportation Group, Inc. Class A                   91,000     594,230
#*  CPI Aerostructures, Inc.                                      48,356     599,614
*   CRA International, Inc.                                      101,190   1,927,669
*   Dolan Co. (The)                                              134,798     346,431
#   Douglas Dynamics, Inc.                                       161,344   2,447,588
#*  Ducommun, Inc.                                                96,765   2,405,578
*   DXP Enterprises, Inc.                                         87,102   8,004,674
*   Dycom Industries, Inc.                                       261,243   7,745,855
    Dynamic Materials Corp.                                       77,406   1,710,673
#*  Eagle Bulk Shipping, Inc.                                     75,276     418,535
    Eastern Co. (The)                                             56,509     935,224
#*  Echo Global Logistics, Inc.                                   50,063     921,660
    Ecology and Environment, Inc. Class A                         20,292     223,212
#   Encore Wire Corp.                                            212,520  10,526,116
#*  Energy Recovery, Inc.                                        257,075   1,501,318
#*  EnerNOC, Inc.                                                139,436   2,318,821
*   Engility Holdings, Inc.                                       35,132   1,088,038
    Ennis, Inc.                                                  225,577   4,003,992
#*  EnPro Industries, Inc.                                       198,137  11,822,835
#*  Environmental Tectonics Corp.                                 60,400     107,814
    EnviroStar, Inc.                                               6,650      19,950
#   ESCO Technologies, Inc.                                      159,154   5,742,276
#   Espey Manufacturing & Electronics Corp.                       35,587   1,156,577
#   Exponent, Inc.                                               135,915  10,276,533
*   Federal Signal Corp.                                         496,488   6,796,921
#*  Flow International Corp.                                     322,038   1,284,932
    Forward Air Corp.                                            220,265   8,916,327

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Franklin Covey Co.                                           169,691 $3,190,191
#   Franklin Electric Co., Inc.                                   39,089  1,479,519
#   FreightCar America, Inc.                                      68,565  1,524,886
#*  Fuel Tech, Inc.                                              117,467    532,125
*   Furmanite Corp.                                              334,453  3,762,596
    G&K Services, Inc. Class A                                   148,806  9,285,494
#*  Genco Shipping & Trading, Ltd.                               241,352    644,410
*   Gencor Industries, Inc.                                        6,536     59,674
#*  GenCorp, Inc.                                                240,744  4,044,499
*   Gibraltar Industries, Inc.                                   276,704  4,430,031
    Global Power Equipment Group, Inc.                            38,805    790,070
#*  Goldfield Corp. (The)                                         44,025     83,647
#   Gorman-Rupp Co. (The)                                        197,355  8,040,243
*   GP Strategies Corp.                                          153,147  4,291,179
#*  GrafTech International, Ltd.                                  16,622    147,936
    Graham Corp.                                                  69,416  2,555,203
    Granite Construction, Inc.                                   119,667  3,871,227
#   Great Lakes Dredge & Dock Corp.                              418,230  3,396,028
#*  Greenbrier Cos., Inc.                                        202,897  5,384,886
#   Griffon Corp.                                                481,728  6,036,052
*   H&E Equipment Services, Inc.                                 299,148  7,487,674
    Hardinge, Inc.                                                97,119  1,436,390
#*  Hawaiian Holdings, Inc.                                      491,286  4,053,109
#   Heartland Express, Inc.                                      178,169  2,558,507
    Heidrick & Struggles International, Inc.                     159,200  2,948,384
#*  Heritage-Crystal Clean, Inc.                                   7,001    123,708
*   Hill International, Inc.                                     317,051  1,090,655
*   Horizon Lines, Inc. Class A                                   12,140     15,418
#   Houston Wire & Cable Co.                                     188,718  2,617,519
*   Hudson Global, Inc.                                          131,868    428,571
#*  Hudson Technologies, Inc.                                     20,484     43,631
    Hurco Cos., Inc.                                              54,870  1,343,766
*   Huron Consulting Group, Inc.                                 163,515  9,577,074
*   Huttig Building Products, Inc.                               161,870    404,675
    Hyster-Yale Materials Handling, Inc.                          65,138  5,109,425
*   ICF International, Inc.                                      110,852  3,837,696
*   II-VI, Inc.                                                   47,199    805,215
#*  InnerWorkings, Inc.                                          117,937  1,128,657
*   Innotrac Corp.                                               156,400  1,049,444
#   Innovative Solutions & Support, Inc.                         139,210  1,096,975
    Insperity, Inc.                                              190,566  7,369,187
    Insteel Industries, Inc.                                     100,235  1,662,899
*   Integrated Electrical Services, Inc.                         118,179    550,714
#   Interface, Inc.                                              458,241  9,279,380
#   International Shipholding Corp.                               58,108  1,442,241
#   Intersections, Inc.                                          156,439  1,340,682
    John Bean Technologies Corp.                                 225,686  6,134,145
*   JPS Industries, Inc.                                          24,500    120,050
    Kadant, Inc.                                                  98,109  3,512,302
    Kaman Corp.                                                  239,763  8,914,388
#   Kelly Services, Inc. Class A                                 262,383  5,473,309
    Kelly Services, Inc. Class B                                     635     13,595

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
*   Key Technology, Inc.                                            49,705 $   719,231
#   Kforce, Inc.                                                   392,289   7,724,170
    Kimball International, Inc. Class B                            228,614   2,674,784
#   Knight Transportation, Inc.                                     24,876     422,146
    Knoll, Inc.                                                    363,799   5,973,580
*   Korn/Ferry International                                       333,752   7,943,298
#*  Kratos Defense & Security Solutions, Inc.                      238,191   2,019,860
#*  Lawson Products, Inc.                                           82,104   1,077,204
#*  Layne Christensen Co.                                          139,569   2,699,264
    LB Foster Co. Class A                                          102,703   4,801,365
#   Lindsay Corp.                                                  121,402   9,227,766
#*  LMI Aerospace, Inc.                                             94,970   1,491,029
    LS Starrett Co. (The) Class A                                   51,344     583,781
    LSI Industries, Inc.                                           202,268   1,862,888
*   Luna Innovations, Inc.                                          17,526      25,237
*   Lydall, Inc.                                                   140,104   2,552,695
#*  Magnetek, Inc.                                                  30,711     556,483
#*  Manitex International, Inc.                                      6,450      83,398
    Marten Transport, Ltd.                                         305,134   5,382,564
    Mastech Holdings, Inc.                                           7,962     116,086
    Matson, Inc.                                                   137,474   3,724,171
#   McGrath RentCorp                                               236,077   8,420,867
*   Meritor, Inc.                                                  237,110   1,628,946
#*  Metalico, Inc.                                                 356,973     585,436
*   Mfri, Inc.                                                      57,134     676,467
    Miller Industries, Inc.                                         79,825   1,495,920
*   Mistras Group, Inc.                                            103,853   1,906,741
#*  Mobile Mini, Inc.                                              242,846   8,771,598
    Mueller Water Products, Inc. Class A                         1,458,942  12,503,133
    Multi-Color Corp.                                              104,725   3,647,572
#*  MYR Group, Inc.                                                173,837   4,597,989
#   National Presto Industries, Inc.                                41,306   2,914,138
#*  National Technical Systems, Inc.                                86,036   1,969,364
*   Navigant Consulting, Inc.                                      239,788   4,160,322
#*  NCI Building Systems, Inc.                                      41,854     603,953
#   NL Industries, Inc.                                            236,934   2,762,650
    NN, Inc.                                                       160,207   2,576,129
#*  Nortek, Inc.                                                     5,653     396,671
*   Northwest Pipe Co.                                              88,313   3,181,917
#*  Ocean Power Technologies, Inc.                                  35,797      84,123
#*  Odyssey Marine Exploration, Inc.                               448,045     972,258
    Omega Flex, Inc.                                               100,238   2,038,841
*   On Assignment, Inc.                                            206,072   6,963,173
#*  Orbit International Corp.                                        2,185       7,210
*   Orbital Sciences Corp.                                         314,757   7,261,444
*   Orion Energy Systems, Inc.                                      30,546     129,820
*   Orion Marine Group, Inc.                                        97,601   1,220,012
#*  Pacer International, Inc.                                      238,624   1,904,220
    PAM Transportation Services, Inc.                               86,903   1,512,112
*   Park-Ohio Holdings Corp.                                        99,568   4,123,111
*   Patrick Industries, Inc.                                        75,488   2,361,265
#*  Patriot Transportation Holding, Inc.                            92,577   3,422,572

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Paul Mueller Co.                                              10,813 $   329,851
*   Pendrell Corp.                                               126,908     283,005
*   PGT, Inc.                                                    142,856   1,492,845
    Pike Electric Corp.                                          200,126   2,163,362
#*  Plug Power, Inc.                                                 881         511
#*  PMFG, Inc.                                                    94,438     740,394
*   Powell Industries, Inc.                                      109,528   6,881,644
#*  PowerSecure International, Inc.                              193,546   3,499,312
    Preformed Line Products Co.                                   51,643   4,339,045
#   Primoris Services Corp.                                      300,250   7,818,510
    Providence and Worcester Railroad Co.                         18,747     383,751
#   Quad/Graphics, Inc.                                           22,994     802,950
*   Quality Distribution, Inc.                                   203,047   2,087,323
#   Quanex Building Products Corp.                               282,979   5,031,367
#   Raven Industries, Inc.                                       213,632   7,126,764
*   RBC Bearings, Inc.                                           146,959  10,109,310
    RCM Technologies, Inc.                                       114,406     737,919
#*  Real Goods Solar, Inc. Class A                                 1,796       6,017
*   Republic Airways Holdings, Inc.                              318,432   3,751,129
    Resources Connection, Inc.                                   239,329   3,053,838
*   Roadrunner Transportation Systems, Inc.                      162,228   4,299,042
*   RPX Corp.                                                    130,271   2,326,640
#*  Rush Enterprises, Inc. Class A                               239,939   6,867,054
*   Rush Enterprises, Inc. Class B                               115,888   2,817,237
#*  Saia, Inc.                                                   163,471   5,317,712
    Schawk, Inc.                                                 243,811   3,564,517
*   Schuff International, Inc.                                    53,200     907,060
    Servotronics, Inc.                                            24,804     209,346
    SIFCO Industries, Inc.                                        45,830   1,016,509
    SkyWest, Inc.                                                361,393   5,435,351
    SL Industries, Inc.                                           54,267   1,465,209
#   SmartPros, Ltd.                                               38,973      77,946
*   Sparton Corp.                                                 47,951   1,265,427
#*  Standard Parking Corp.                                       169,280   4,480,842
#*  Standard Register Co. (The)                                   46,975     399,287
    Standex International Corp.                                  110,239   6,780,801
*   Sterling Construction Co., Inc.                               91,184     875,366
#   Sun Hydraulics Corp.                                         227,149   9,013,272
*   Supreme Industries, Inc. Class A                             106,580     652,270
    Sypris Solutions, Inc.                                       166,119     529,920
#   TAL International Group, Inc.                                 71,274   3,443,247
*   Taser International, Inc.                                    291,960   5,188,129
#*  Team, Inc.                                                   160,630   5,989,893
#*  Tecumseh Products Co. Class A                                121,247     945,727
*   Tecumseh Products Co. Class B                                 10,870      79,242
*   Tel-Instrument Electronics Corp.                              18,440      77,817
    Tennant Co.                                                  161,643   9,810,114
*   Thermon Group Holdings, Inc.                                  53,980   1,269,070
#   Titan International, Inc.                                    379,762   5,506,549
#*  Titan Machinery, Inc.                                        162,627   2,868,740
#*  Transcat, Inc.                                                42,500     357,000
#*  TRC Cos., Inc.                                               200,030   1,538,231

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
#*  Trex Co., Inc.                                                20,831 $  1,462,753
#*  Trimas Corp.                                                 212,836    8,057,971
*   TrueBlue, Inc.                                               355,772    8,787,568
*   Tufco Technologies, Inc.                                       6,498       32,815
*   Tutor Perini Corp.                                           172,845    3,966,793
#   Twin Disc, Inc.                                               90,134    2,331,767
*   Ultralife Corp.                                               84,195      328,360
*   Ultrapetrol Bahamas, Ltd.                                      6,299       22,676
    UniFirst Corp.                                                70,785    7,278,114
#*  UniTek Global Services, Inc.                                     400          456
#   Universal Forest Products, Inc.                              156,121    8,261,923
#*  Universal Power Group, Inc.                                    3,827        4,784
*   Universal Security Instruments, Inc.                           2,177       10,395
#   Universal Truckload Services, Inc.                            77,353    2,062,231
    US Ecology, Inc.                                             174,091    6,188,935
*   USA Truck, Inc.                                               66,021      876,759
*   Versar, Inc.                                                  37,056      175,275
    Viad Corp.                                                   192,839    5,148,801
*   Vicor Corp.                                                  259,789    2,288,741
#*  Virco Manufacturing Corp.                                    133,476      270,956
#*  Volt Information Sciences, Inc.                              192,487    1,674,637
    VSE Corp.                                                     33,676    1,475,009
#*  Wabash National Corp.                                        462,109    5,388,191
*   Willdan Group, Inc.                                            6,636       25,350
#*  Willis Lease Finance Corp.                                    76,817    1,338,920
*   XPO Logistics, Inc.                                           96,142    1,940,146
#*  YRC Worldwide, Inc.                                            5,947       56,378
                                                                         ------------
Total Industrials                                                         832,303,783
                                                                         ------------
Information Technology -- (15.0%)
#*  3D Systems Corp.                                                 255       15,871
*   Accelrys, Inc.                                               525,655    4,914,874
*   Active Network, Inc. (The)                                    59,166      854,357
*   Actuate Corp.                                                540,500    4,329,405
#*  ADDvantage Technologies Group, Inc.                           84,703      224,463
*   Advanced Energy Industries, Inc.                             399,656    8,344,817
*   Advanced Photonix, Inc. Class A                               65,272       45,690
*   Aehr Test Systems                                             42,505      108,388
*   Aeroflex Holding Corp.                                       265,674    2,058,973
*   Aetrium, Inc.                                                    261          927
*   Agilysys, Inc.                                               176,406    2,072,770
#*  Alpha & Omega Semiconductor, Ltd.                             77,620      571,283
    American Software, Inc. Class A                              222,349    1,945,554
#*  Amkor Technology, Inc.                                       385,318    2,046,039
*   Amtech Systems, Inc.                                          72,428      579,424
#*  ANADIGICS, Inc.                                              412,301      832,848
*   Anaren, Inc.                                                 133,778    3,341,774
#*  Applied Micro Circuits Corp.                                 416,493    4,856,308
#*  Astea International, Inc.                                     11,800       33,217
#   Astro-Med, Inc.                                               58,981      747,879
*   ATMI, Inc.                                                   238,297    6,515,040
*   Autobytel, Inc.                                               78,058      636,173

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                    SHARES    VALUE+
                                                                    ------- ----------
Information Technology -- (Continued)
*      AVG Technologies NV                                           29,342 $  589,774
#*     Aviat Networks, Inc.                                         338,038    696,358
*      Avid Technology, Inc.                                        194,513  1,449,122
#      Aware, Inc.                                                  134,505    703,461
*      Axcelis Technologies, Inc.                                   914,667  1,984,827
*      AXT, Inc.                                                    285,411    645,029
#      Badger Meter, Inc.                                           152,301  7,921,175
#*     Bazaarvoice, Inc.                                             26,420    247,820
#      Bel Fuse, Inc. Class A                                        33,988    700,833
       Bel Fuse, Inc. Class B                                        92,406  1,944,222
*      Benchmark Electronics, Inc.                                   15,515    352,656
#      Black Box Corp.                                              143,976  3,605,159
*      Blonder Tongue Laboratories                                   61,201     55,693
#*     Blucora, Inc.                                                352,857  8,338,011
       Bogen Communications International                            33,103     61,241
(d)*   Bogen Corp                                                    33,103         --
#*     Bottomline Technologies de, Inc.                             253,216  7,956,047
#*     BroadVision, Inc.                                             16,737    162,182
       Brooks Automation, Inc.                                      460,160  4,435,942
*      Bsquare Corp.                                                 89,864    289,362
*      BTU International, Inc.                                       74,894    247,899
*      Cabot Microelectronics Corp.                                 221,551  9,059,220
#*     CalAmp Corp.                                                 248,226  5,840,758
*      Calix, Inc.                                                  277,584  2,823,029
*      Cardtronics, Inc.                                             64,486  2,531,075
*      Cascade Microtech, Inc.                                       97,152    994,836
#      Cass Information Systems, Inc.                                57,671  3,306,278
#*     Ceva, Inc.                                                   121,828  1,745,795
*      Checkpoint Systems, Inc.                                     220,691  3,756,161
#*     China Information Technology, Inc.                            25,916    118,436
*      ChyronHego Corp.                                                 315        472
*      CIBER, Inc.                                                  417,211  1,355,936
*      Cinedigm Corp.                                                 1,512      2,706
#*     Cirrus Logic, Inc.                                             6,589    147,791
*      Clearfield, Inc.                                              88,476  1,312,984
#*     Cogo Group, Inc.                                              16,364     38,783
       Coherent, Inc.                                                14,693    972,530
       Cohu, Inc.                                                   158,816  1,518,281
(d)#*  Commerce One LLC                                               4,800         --
       Communications Systems, Inc.                                  79,847    911,054
       Computer Task Group, Inc.                                    178,201  3,052,583
*      comScore, Inc.                                                26,879    718,207
       Comtech Telecommunications Corp.                             138,344  4,153,087
*      Comverse, Inc.                                                 1,146     36,191
       Concurrent Computer Corp.                                     27,251    200,840
#*     Constant Contact, Inc.                                       137,868  3,572,160
#*     Cray, Inc.                                                   315,519  7,055,005
#*     Crexendo, Inc.                                               104,126    322,791
#      CSG Systems International, Inc.                              248,152  6,913,515
#      CSP, Inc.                                                     49,891    377,176
       CTS Corp.                                                    265,469  4,943,033
#*     CVD Equipment Corp.                                           31,867    356,910

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   CyberOptics Corp.                                             56,931 $   288,640
    Daktronics, Inc.                                             268,470   3,210,901
*   Data I/O Corp.                                                77,000     227,150
*   Datalink Corp.                                               115,690   1,188,136
#*  Dataram Corp.                                                  7,898      19,271
*   Datawatch Corp.                                               18,488     558,338
*   Dealertrack Technologies, Inc.                               112,999   4,214,863
#*  Demand Media, Inc.                                           209,753   1,002,619
#*  Dice Holdings, Inc.                                          454,589   3,354,867
*   Digi International, Inc.                                     236,189   2,380,785
    Digimarc Corp.                                                59,341   1,249,721
*   Digital River, Inc.                                           61,592   1,098,801
*   Diodes, Inc.                                                 158,944   3,849,624
*   Dot Hill Systems Corp.                                       550,651   1,596,888
*   DSP Group, Inc.                                              234,064   1,743,777
#*  DTS, Inc.                                                    174,891   3,497,820
*   Dynamics Research Corp.                                       82,749     612,343
#   EarthLink, Inc.                                              662,359   3,351,537
#   Ebix, Inc.                                                   258,294   2,939,386
#*  Echelon Corp.                                                172,946     375,293
*   Edgewater Technology, Inc.                                    87,868     601,896
#*  Elecsys Corp.                                                 31,697     278,300
    Electro Rent Corp.                                           237,405   4,306,527
    Electro Scientific Industries, Inc.                          119,150   1,427,417
#   Electro-Sensors, Inc.                                          3,450      13,489
*   Electronics for Imaging, Inc.                                383,228  13,148,553
#*  Ellie Mae, Inc.                                               33,981     982,051
#   eMagin Corp.                                                  52,807     145,219
#*  Emcore Corp.                                                 149,543     797,064
*   Emulex Corp.                                                 480,652   3,619,310
*   Entegris, Inc.                                               776,203   8,033,701
#*  Entropic Communications, Inc.                                477,309   2,042,883
*   Envestnet, Inc.                                              123,001   4,464,936
*   EPAM Systems, Inc.                                             4,448     166,667
#   EPIQ Systems, Inc.                                           280,862   4,201,696
#   ePlus, Inc.                                                   55,622   3,023,612
*   Euronet Worldwide, Inc.                                      199,031   8,637,945
    Evolving Systems, Inc.                                        35,800     373,394
*   Exar Corp.                                                   408,807   4,713,545
*   ExlService Holdings, Inc.                                    245,827   7,106,859
*   Extreme Networks                                             618,849   3,317,031
*   Fabrinet                                                     145,361   2,433,343
#*  FalconStor Software, Inc.                                    404,459     598,599
*   FARO Technologies, Inc.                                      116,934   5,554,365
*   FormFactor, Inc.                                             194,667   1,016,162
    Forrester Research, Inc.                                     256,189   9,942,695
    Frequency Electronics, Inc.                                   74,860     831,695
*   Giga-tronics, Inc.                                            27,752      26,226
#*  GigOptix, Inc.                                                17,808      24,931
*   Global Cash Access Holdings, Inc.                            507,444   4,211,785
    Globalscape, Inc.                                              5,930       9,933
*   Globecomm Systems, Inc.                                      204,197   2,864,884

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   GSE Systems, Inc.                                              127,249 $   216,323
*   GSI Group, Inc.                                                 84,971     848,011
#*  GSI Technology, Inc.                                           126,100     885,222
#*  GT Advanced Technologies, Inc.                                 337,635   2,532,262
#*  Guidance Software, Inc.                                         38,545     336,883
    Hackett Group, Inc. (The)                                      397,920   2,833,190
*   Harmonic, Inc.                                                 839,287   6,135,188
*   Hauppauge Digital, Inc.                                         22,877       8,076
#   Heartland Payment Systems, Inc.                                334,773  13,541,568
*   Higher One Holdings, Inc.                                       19,105     151,885
*   Hutchinson Technology, Inc.                                    231,183     860,001
*   ID Systems, Inc.                                                55,135     286,702
*   Identive Group, Inc.                                           195,156     124,880
#*  IEC Electronics Corp.                                           39,059     167,954
*   iGATE Corp.                                                    533,687  16,992,594
#*  iGO, Inc.                                                        3,145       9,215
*   Ikanos Communications, Inc.                                     64,641      84,680
#*  Imation Corp.                                                  188,057     874,465
*   Immersion Corp.                                                117,379   1,493,061
#*  Infinera Corp.                                                 880,779   8,992,754
*   Innodata, Inc.                                                 217,125     521,100
#*  Inphi Corp.                                                     90,106   1,328,162
*   Insight Enterprises, Inc.                                      388,100   8,177,267
*   Integrated Device Technology, Inc.                           1,226,260  13,047,406
*   Integrated Silicon Solution, Inc.                              226,359   2,440,150
*   Interactive Intelligence Group, Inc.                            91,043   5,594,592
#*  Internap Network Services Corp.                                555,785   4,040,557
*   Internet Patents Corp.                                          12,966      41,491
*   Interphase Corp.                                                29,534     120,203
#   Intersil Corp. Class A                                          50,246     560,745
#   inTEST Corp.                                                    84,141     323,943
*   Intevac, Inc.                                                  169,582     864,868
*   IntraLinks Holdings, Inc.                                       57,257     594,900
*   IntriCon Corp.                                                  53,872     238,653
#*  Inuvo, Inc.                                                      1,309       2,147
*   Ipass, Inc.                                                    366,725     678,441
*   Iteris, Inc.                                                    52,380     107,379
*   Ixia                                                           466,766   6,618,742
    IXYS Corp.                                                     310,390   3,609,836
*   Kemet Corp.                                                    224,838   1,274,831
*   Key Tronic Corp.                                                20,206     219,235
#*  Kopin Corp.                                                    668,444   2,453,189
*   Kulicke & Soffa Industries, Inc.                               543,607   7,012,530
*   KVH Industries, Inc.                                           157,667   2,166,345
*   Lantronix, Inc.                                                     45          59
*   Lattice Semiconductor Corp.                                  1,152,214   5,910,858
*   LGL Group, Inc. (The)                                           29,250     173,745
#*  Lightpath Technologies, Inc. Class A                             8,650      12,023
*   Limelight Networks, Inc.                                       667,209   1,281,041
#*  Lionbridge Technologies, Inc.                                  259,264   1,130,391
#*  LivePerson, Inc.                                                15,924     148,730
*   LogMeIn, Inc.                                                   19,440     627,912

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
#*  LoJack Corp.                                                 182,226 $   798,150
#*  LTX-Credence Corp.                                           393,028   2,409,262
*   Magnachip Semiconductor Corp.                                316,660   5,918,375
*   Management Network Group, Inc.                                22,112      61,029
*   Manhattan Associates, Inc.                                   199,341  21,231,810
#   ManTech International Corp. Class A                            9,340     260,960
    Marchex, Inc. Class B                                        148,124   1,321,266
#*  Mattersight Corp.                                            103,208     436,570
#*  Mattson Technology, Inc.                                     193,251     572,023
#*  MaxLinear, Inc. Class A                                       23,256     201,397
#*  Maxwell Technologies, Inc.                                    98,624     739,680
#*  Measurement Specialties, Inc.                                110,058   6,133,532
*   Mediabistro, Inc.                                             12,821      23,078
#*  Mercury Systems, Inc.                                        204,339   1,884,006
#   Mesa Laboratories, Inc.                                       31,800   2,214,234
    Methode Electronics, Inc.                                    383,000   9,797,140
    Micrel, Inc.                                                 531,925   4,893,710
#*  Millennial Media, Inc.                                        45,824     322,143
#*  Mindspeed Technologies, Inc.                                 196,687     568,425
#   MOCON, Inc.                                                   63,175     881,291
*   ModusLink Global Solutions, Inc.                             200,546     826,250
*   MoneyGram International, Inc.                                 26,243     553,990
    Monolithic Power Systems, Inc.                               326,150  10,384,616
#   Monotype Imaging Holdings, Inc.                              269,476   7,604,613
#*  Monster Worldwide, Inc.                                      242,299   1,046,732
#*  MoSys, Inc.                                                  165,440     727,936
*   Move, Inc.                                                   356,694   6,053,097
#   MRV Communications, Inc.                                      61,619     677,809
    MTS Systems Corp.                                            165,039  10,780,347
*   Multi-Fineline Electronix, Inc.                              172,743   2,316,484
#*  Nanometrics, Inc.                                            175,339   3,257,799
#*  NAPCO Security Technologies, Inc.                            307,597   1,728,695
#*  NCI, Inc. Class A                                             49,172     280,280
#*  NeoPhotonics Corp.                                             5,084      36,046
#*  NETGEAR, Inc.                                                 15,810     454,696
#*  Netlist, Inc.                                                 75,583      62,001
*   Netscout Systems, Inc.                                       329,722   9,337,727
*   Newport Corp.                                                330,648   5,247,384
*   Newtek Business Services, Inc.                               243,027     707,209
    NIC, Inc.                                                    456,902  11,248,927
*   Novatel Wireless, Inc.                                       192,218     589,148
#*  Numerex Corp. Class A                                         73,646     869,759
#*  Oclaro, Inc.                                                 345,826     705,485
*   Official Payments Holdings, Inc.                             169,800   1,416,132
#*  OmniVision Technologies, Inc.                                451,533   6,325,977
*   Omtool, Ltd.                                                  30,770      37,539
#*  Onvia, Inc.                                                    6,308      30,909
*   Oplink Communications, Inc.                                  122,103   2,228,380
    Optical Cable Corp.                                           55,836     222,786
*   OSI Systems, Inc.                                            112,610   8,202,512
#*  Overland Storage, Inc.                                        40,733      36,660
*   PAR Technology Corp.                                         131,950     733,642

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
    Park Electrochemical Corp.                                   187,161 $5,249,866
#*  Parkervision, Inc.                                           171,061    468,707
    PC Connection, Inc.                                          108,093  2,160,779
    PC-Tel, Inc.                                                 183,140  1,686,719
*   PCM, Inc.                                                    117,011  1,230,956
*   PDF Solutions, Inc.                                          141,852  3,258,340
    Perceptron, Inc.                                              54,298    759,629
*   Perficient, Inc.                                             228,851  4,139,915
*   Performance Technologies, Inc.                               102,658    318,240
*   Pericom Semiconductor Corp.                                  223,214  1,803,569
#*  Pfsweb, Inc.                                                  24,219    174,135
#*  Photronics, Inc.                                             446,425  3,749,970
#*  Pixelworks, Inc.                                              58,634    265,612
#*  Planar Systems, Inc.                                         162,065    338,716
*   Plexus Corp.                                                 118,569  4,538,821
*   PLX Technology, Inc.                                          82,969    501,133
*   PMC - Sierra, Inc.                                            62,451    366,587
#   Power Integrations, Inc.                                      96,253  5,528,772
*   PRGX Global, Inc.                                            124,218    891,885
#*  Procera Networks, Inc.                                        26,558    375,796
*   Progress Software Corp.                                       10,656    276,630
*   PROS Holdings, Inc.                                           13,890    491,011
#*  Pulse Electronics Corp.                                        1,330      4,941
#   QAD, Inc. Class A                                            126,079  1,881,099
#   QAD, Inc. Class B                                             31,205    393,183
*   QLogic Corp.                                                  88,501  1,092,987
*   Qualstar Corp.                                                90,434    118,469
#*  Quantum Corp.                                                206,607    256,193
#*  QuickLogic Corp.                                              22,913     88,215
#*  QuinStreet, Inc.                                              48,923    434,925
*   Qumu Corp.                                                    85,784  1,285,044
#*  Radisys Corp.                                                206,728    624,319
*   Rainmaker Systems, Inc.                                        1,126        563
#*  Rambus, Inc.                                                 416,271  3,638,209
*   RealD, Inc.                                                  164,210  1,136,333
*   RealNetworks, Inc.                                           303,361  2,326,779
#*  Reis, Inc.                                                    85,111  1,531,147
#*  Relm Wireless Corp.                                           37,546     98,746
#*  Remark Media, Inc.                                             1,102      3,846
#*  Research Frontiers, Inc.                                       6,000     28,920
*   Responsys, Inc.                                               24,450    399,513
    RF Industries, Ltd.                                           55,279    508,014
    Richardson Electronics, Ltd.                                 130,504  1,503,406
*   Rofin-Sinar Technologies, Inc.                               150,345  3,946,556
*   Rogers Corp.                                                 117,041  7,134,819
*   Rosetta Stone, Inc.                                          113,106  1,716,949
#*  Rubicon Technology, Inc.                                     113,654    977,424
#*  Rudolph Technologies, Inc.                                   276,551  2,931,441
*   Saba Software, Inc.                                           22,758    263,993
*   Sanmina Corp.                                                285,885  4,162,486
*   ScanSource, Inc.                                             231,988  8,922,258
#*  Scientific Learning Corp.                                    103,488     51,216

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   Seachange International, Inc.                                  274,700 $ 3,897,993
*   Selectica, Inc.                                                 26,569     180,138
#*  ServiceSource International, Inc.                               11,263     121,866
*   Sevcon, Inc.                                                    56,400     267,900
*   ShoreTel, Inc.                                                 313,168   2,489,686
*   Sigma Designs, Inc.                                            205,569   1,118,295
*   Sigmatron International, Inc.                                   18,200      97,552
#*  Silicon Graphics International Corp.                           100,134   1,278,711
*   Silicon Image, Inc.                                            529,498   2,779,864
*   Smith Micro Software, Inc.                                     156,813     127,019
*   SMTC Corp.                                                      16,231      31,650
#*  Sonic Foundry, Inc.                                             24,133     239,882
#*  Sonus Networks, Inc.                                         2,030,582   6,091,746
#*  Spansion, Inc. Class A                                         206,687   2,474,043
#*  Spark Networks, Inc.                                            37,263     266,803
#*  Speed Commerce, Inc.                                           256,846     942,625
*   Stamps.com, Inc.                                               101,536   4,613,796
#*  StarTek, Inc.                                                  131,000     820,060
#*  STR Holdings, Inc.                                              73,887     147,035
#*  SunEdison, Inc.                                              1,431,312  13,311,202
#*  SunPower Corp.                                                  24,615     743,127
*   Super Micro Computer, Inc.                                     229,315   3,192,065
    Supertex, Inc.                                                 126,805   3,234,796
*   support.com, Inc.                                              316,882   1,413,294
#*  Sykes Enterprises, Inc.                                        275,655   5,160,262
*   Symmetricom, Inc.                                              448,192   3,213,537
#*  Synaptics, Inc.                                                132,492   6,160,878
*   Synchronoss Technologies, Inc.                                  87,313   3,022,776
    Technical Communications Corp.                                   7,300      48,545
*   TeleCommunication Systems, Inc. Class A                        348,122     793,718
*   Telenav, Inc.                                                  121,945     884,101
*   TeleTech Holdings, Inc.                                        112,807   2,986,001
    Tellabs, Inc.                                                   60,189     146,861
#   Tessco Technologies, Inc.                                       64,382   2,281,054
    Tessera Technologies, Inc.                                     393,564   7,485,587
*   TheStreet, Inc.                                                233,363     548,403
    Transact Technologies, Inc.                                     90,009   1,241,224
#*  Travelzoo, Inc.                                                 39,833     857,604
*   Trio Tech International                                          3,392      11,363
#*  TriQuint Semiconductor, Inc.                                   635,218   5,037,279
*   Trulia, Inc.                                                    26,381   1,054,449
    TSR, Inc.                                                       60,552     205,271
*   TTM Technologies, Inc.                                         241,092   2,109,555
#*  Tyler Technologies, Inc.                                       216,321  20,920,404
*   Ultra Clean Holdings                                           117,034   1,089,587
*   Ultratech, Inc.                                                221,887   5,278,692
#*  Unisys Corp.                                                   418,812  11,035,696
    United Online, Inc.                                            750,414   6,483,577
#*  Unwired Planet, Inc.                                           246,008     398,533
*   USA Technologies, Inc.                                           7,207      13,765
#*  UTStarcom Holdings Corp.                                        65,251     182,703
#*  Veeco Instruments, Inc.                                          4,232     123,617

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Information Technology -- (Continued)
#*  Viasystems Group, Inc.                                       150,028 $  2,250,420
*   Vicon Industries, Inc.                                        45,650      134,667
*   Video Display Corp.                                           85,637      310,006
#*  Virtusa Corp.                                                218,822    6,800,988
*   Vishay Precision Group, Inc.                                 107,071    1,755,964
#*  Vocus, Inc.                                                   22,142      191,528
#*  Vringo, Inc.                                                  68,946      194,428
#   Wayside Technology Group, Inc.                                30,941      405,327
#*  Web.com Group, Inc.                                          339,044    9,137,236
#*  WebMD Health Corp.                                            26,040      917,129
#*  Westell Technologies, Inc. Class A                           434,491    1,559,823
*   Wireless Telecom Group, Inc.                                 225,386      403,441
*   XO Group, Inc.                                               200,307    2,780,261
    Xyratex, Ltd.                                                119,248    1,185,325
#*  Zhone Technologies, Inc.                                      74,478      303,870
#*  Zix Corp.                                                    381,921    1,558,238
*   Zygo Corp.                                                   155,178    2,395,948
                                                                         ------------
Total Information Technology                                              832,352,586
                                                                         ------------
Materials -- (5.1%)
    A Schulman, Inc.                                             281,060    9,308,707
#*  AEP Industries, Inc.                                          64,544    3,835,204
#*  AM Castle & Co.                                              144,943    2,074,134
#   AMCOL International Corp.                                    269,415    8,642,833
*   American Biltrite, Inc.                                          868      351,648
*   American Pacific Corp.                                        69,310    3,154,991
    American Vanguard Corp.                                      221,138    5,771,702
#*  Arabian American Development Co.                             108,773      989,834
#   Balchem Corp.                                                210,062   12,028,150
#*  Calgon Carbon Corp.                                          480,904    9,594,035
#*  Century Aluminum Co.                                         426,865    3,705,188
    Chase Corp.                                                   76,372    2,311,017
#*  Clearwater Paper Corp.                                       181,584    9,482,316
*   Coeur d'Alene Mines Corp.                                      5,229       63,846
#*  Contango ORE, Inc.                                             1,592       14,646
*   Continental Materials Corp.                                   14,518      253,920
#*  Core Molding Technologies, Inc.                               59,433      641,876
    Deltic Timber Corp.                                           74,652    4,768,770
    Detrex Corp.                                                  10,200      323,850
*   Ferro Corp.                                                  207,832    2,666,485
#   Flamemaster Corp.                                                189        1,961
#*  Flotek Industries, Inc.                                      461,847    9,874,289
    Friedman Industries, Inc.                                     61,530      610,378
    FutureFuel Corp.                                             150,331    2,617,263
#*  General Moly, Inc.                                           418,681      686,637
#   Globe Specialty Metals, Inc.                                 157,442    2,761,533
#*  Golden Minerals Co.                                           64,771       49,874
    Hawkins, Inc.                                                101,706    3,662,433
    Haynes International, Inc.                                    82,308    4,436,401
#*  Headwaters, Inc.                                             279,940    2,443,876
#*  Horsehead Holding Corp.                                      244,840    3,552,628
    Innophos Holdings, Inc.                                      152,238    7,630,169

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE+
                                                                   ------- ------------
Materials -- (Continued)
      Innospec, Inc.                                               181,449 $  8,357,541
#     Kaiser Aluminum Corp.                                        119,079    8,031,879
      KapStone Paper and Packaging Corp.                           331,563   17,228,013
#     KMG Chemicals, Inc.                                           59,564    1,190,089
#     Koppers Holdings, Inc.                                       145,103    6,458,535
#*    Kraton Performance Polymers, Inc.                            161,730    3,439,997
*     Landec Corp.                                                 260,705    3,052,856
#*    LSB Industries, Inc.                                         168,059    6,171,126
#*    Material Sciences Corp.                                      138,299    1,283,415
      Materion Corp.                                               126,967    3,784,886
#*    McEwen Mining, Inc.                                          264,097      565,168
#*    Mercer International, Inc.                                   222,551    1,780,408
#*    Mines Management, Inc.                                        33,421       20,053
      Myers Industries, Inc.                                       294,104    5,240,933
#     Neenah Paper, Inc.                                           116,955    4,811,529
#     Noranda Aluminum Holding Corp.                               147,274      400,585
*     Northern Technologies International Corp.                     38,414      653,422
#     Olympic Steel, Inc.                                           78,258    2,141,921
*     OM Group, Inc.                                               164,822    5,603,948
#*    OMNOVA Solutions, Inc.                                       258,760    2,251,212
#*    Penford Corp.                                                111,720    1,519,392
      PH Glatfelter Co.                                            392,068   10,272,182
      PolyOne Corp.                                                 70,849    2,146,725
      Quaker Chemical Corp.                                        109,006    8,274,645
*     Resolute Forest Products, Inc.                                 4,200       67,158
#*    Revett Minerals, Inc.                                          2,968        1,924
#*    RTI International Metals, Inc.                               218,034    7,391,353
#     Schnitzer Steel Industries, Inc. Class A                      65,784    1,910,367
      Schweitzer-Mauduit International, Inc.                        34,831    2,155,342
#*    Senomyx, Inc.                                                241,135      892,199
#*    Solitario Exploration & Royalty Corp.                          2,939        2,616
      Stepan Co.                                                   167,791    9,877,856
*     Stillwater Mining Co.                                         32,900      358,939
*     SunCoke Energy, Inc.                                           7,443      148,860
#     Synalloy Corp.                                                57,753      929,246
#*    Texas Industries, Inc.                                        87,979    4,724,472
#     Tredegar Corp.                                               328,579    9,601,078
*     UFP Technologies, Inc.                                        11,800      271,990
*     United States Lime & Minerals, Inc.                           61,645    3,424,996
#*    Universal Stainless & Alloy Products, Inc.                    54,274    1,754,136
#     US Silica Holdings, Inc.                                       2,439       84,926
#*    Verso Paper Corp.                                              6,475        4,630
      Vulcan International Corp.                                     8,251      266,095
#     Wausau Paper Corp.                                           496,221    5,805,786
*     Webco Industries, Inc.                                         3,750      390,000
      Zep, Inc.                                                    129,813    2,581,981
#*    Zoltek Cos., Inc.                                            282,869    4,723,912
                                                                           ------------
Total Materials                                                             280,360,916
                                                                           ------------
Other -- (0.0%)
(d)*  Allen Organ Co. Escrow Shares                                  4,700           --
(d)*  Big 4 Ranch, Inc                                              35,000           --

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                     SHARES     VALUE+
                                                                    --------- -----------
Other -- (Continued)
(d)*   Brooklyn Federal Bancorp, Inc. Escrow Shares                    37,150 $        --
(d)*   Concord Camera Corp. Escrow Shares                              49,560          --
(d)*   DLB Oil & Gas, Inc. Escrow Shares                                7,600          --
(d)*   EquiMed, Inc                                                       132          --
(d)*   First Commerce Bancorp Escrow Shares                            50,014      56,516
(d)*   FRD Acquisition Co Escrow Shares                               294,513          --
(d)#*  Gerber Scientific, Inc. Escrow Shares                          214,642          --
(d)*   Petrocorp, Inc. Escrow Shares                                   37,100       2,226
                                                                              -----------
Total Other                                                                        58,742
                                                                              -----------
Telecommunication Services -- (0.9%)
#*     8x8, Inc.                                                       45,450     520,857
#      Alaska Communications Systems Group, Inc.                       38,055      93,615
#      Alteva                                                          46,410     355,036
       Atlantic Tele-Network, Inc.                                     88,806   4,921,629
#*     Boingo Wireless, Inc.                                           23,503     159,350
*      Cbeyond, Inc.                                                  163,307   1,051,697
*      Cincinnati Bell, Inc.                                          765,803   2,190,197
#      Consolidated Communications Holdings, Inc.                     271,489   5,057,840
*      General Communication, Inc. Class A                            457,477   4,350,606
#*     Hawaiian Telcom Holdco, Inc.                                     6,004     159,586
#      HickoryTech Corp.                                              135,774   1,816,656
       IDT Corp. Class B                                              197,207   4,316,861
       Inteliquent, Inc.                                              251,981   3,237,956
#*     Iridium Communications, Inc.                                   284,786   1,717,260
*      Leap Wireless International, Inc.                              104,000   1,674,400
*      LICT Corp.                                                           1       1,596
#      Lumos Networks Corp.                                           116,700   2,568,567
#      NTELOS Holdings Corp.                                           46,569     886,674
#*     ORBCOMM, Inc.                                                  227,142   1,369,666
*      Premiere Global Services, Inc.                                 619,614   5,582,722
#      PTGi Holding, Inc.                                              92,381     325,181
#      Shenandoah Telecommunications Co.                               92,090   2,553,656
#*     Straight Path Communications, Inc. Class B                      95,254     520,087
       USA Mobility, Inc.                                             127,829   1,907,209
*      Vonage Holdings Corp.                                        1,102,502   4,112,332
                                                                              -----------
Total Telecommunication Services                                               51,451,236
                                                                              -----------
Utilities -- (1.4%)
       American States Water Co.                                      352,904  10,050,706
#      Artesian Resources Corp. Class A                                21,573     494,022
#*     Cadiz, Inc.                                                     10,788      55,558
       California Water Service Group                                 371,855   8,106,439
       Chesapeake Utilities Corp.                                      81,052   4,410,039
#      Connecticut Water Service, Inc.                                 85,638   2,744,698
#      Consolidated Water Co., Ltd.                                    32,971     495,884
#      Delta Natural Gas Co., Inc.                                     40,000     892,800
       Empire District Electric Co. (The)                             333,565   7,501,877
#      Gas Natural, Inc.                                               21,793     217,276
*      Genie Energy, Ltd. Class B                                     200,893   2,075,225
       Laclede Group, Inc. (The)                                      164,449   7,740,614
#      MGE Energy, Inc.                                               194,367  10,944,806

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                     SHARES        VALUE+
                                                                    ---------- --------------
Utilities -- (Continued)
#      Middlesex Water Co.                                             114,113 $    2,365,562
#      Northwest Natural Gas Co.                                        16,604        721,112
#      Ormat Technologies, Inc.                                         50,693      1,321,567
#      Otter Tail Corp.                                                253,812      7,571,212
#      RGC Resources, Inc.                                               9,396        174,954
#      SJW Corp.                                                       176,960      4,995,581
*      Synthesis Energy Systems, Inc.                                   17,851         11,817
       Unitil Corp.                                                     92,061      2,782,083
#      York Water Co.                                                   67,582      1,399,623
                                                                               --------------
Total Utilities                                                                    77,073,455
                                                                               --------------
TOTAL COMMON STOCKS                                                             4,683,212,541
                                                                               --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(d)*   Enron TOPRS 8.125PCT Escrow Shares                               37,101             --
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
(d)*   Capital Bank Corp. Contingent Value Rights                       12,543             --
(d)#*  Dynegy, Inc. Warrants 10/02/17                                   23,626         27,406
(d)*   LGL Group Inc (The) Warrants 08/06/18                           146,250         14,625
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                  82,112             --
(d)#*  PhotoMedex, Inc. Contingent Value Warrants 12/13/14                 957             --
(d)*   Tejon Ranch Co. Warrants 8/31/16                                 10,231         54,736
(d)*   U.S. Concrete, Inc. Warrants Class A 08/31/17                    15,030         60,120
(d)*   U.S. Concrete, Inc. Warrants Class B 08/31/17                    15,030         53,357
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                 210,244
                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
       State Street Institutional Liquid Reserves, 0.073%           12,694,109     12,694,109
                                                                               --------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)
                                                                    ----------
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@   DFA Short Term Investment Fund                               72,160,431    834,896,185
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,910,422,847)                            $5,531,013,079
                                                                               ==============

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                  SHARES      VALUE+
                                                                 --------- ------------
COMMON STOCKS -- (90.1%)
Real Estate Investment Trusts -- (90.1%)
    Acadia Realty Trust                                            534,055 $ 14,243,247
#   Agree Realty Corp.                                             106,694    3,368,330
#   Alexander's, Inc.                                               48,381   15,567,071
    Alexandria Real Estate Equities, Inc.                          695,800   45,769,724
#   American Assets Trust, Inc.                                     61,316    2,041,210
    American Campus Communities, Inc.                            1,021,570   35,305,459
#   American Realty Capital Properties, Inc.                       606,704    8,050,962
    Apartment Investment & Management Co. Class A                1,422,561   39,803,257
    Ashford Hospitality Trust, Inc.                                746,098    9,744,040
    Associated Estates Realty Corp.                                479,578    7,356,726
    AvalonBay Communities, Inc.                                  1,187,772  148,530,889
    BioMed Realty Trust, Inc.                                    1,873,201   37,314,164
#   Boston Properties, Inc.                                      1,469,768  152,120,988
#   Brandywine Realty Trust                                      1,527,386   21,734,703
#   BRE Properties, Inc.                                           748,334   40,866,520
#   Camden Property Trust                                          813,176   52,205,899
#   Campus Crest Communities, Inc.                                 414,182    4,145,962
    CapLease, Inc.                                                 446,181    3,792,538
#   CBL & Associates Properties, Inc.                            1,573,700   31,174,997
    Cedar Realty Trust, Inc.                                       568,520    3,246,249
    Chatham Lodging Trust                                           43,035      811,640
    Chesapeake Lodging Trust                                       144,153    3,397,686
    CommonWealth REIT                                              856,678   20,877,243
#   Corporate Office Properties Trust                              831,110   20,445,306
#   Cousins Properties, Inc.                                     1,258,099   14,254,262
#   CubeSmart                                                    1,251,587   22,866,494
    DCT Industrial Trust, Inc.                                   3,084,629   23,905,875
#   DDR Corp.                                                    2,687,030   45,545,158
    DiamondRock Hospitality Co.                                  1,905,815   21,707,233
#   Digital Realty Trust, Inc.                                   1,252,136   59,676,802
    Douglas Emmett, Inc.                                         1,306,857   32,579,945
#   Duke Realty Corp.                                            3,169,047   52,511,109
#   DuPont Fabros Technology, Inc.                                 618,519   15,370,197
#   EastGroup Properties, Inc.                                     296,583   18,880,474
    Education Realty Trust, Inc.                                 1,119,378   10,231,115
    EPR Properties                                                 459,789   23,619,361
    Equity Lifestyle Properties, Inc.                              767,442   29,155,122
#   Equity One, Inc.                                               651,135   15,698,865
    Equity Residential                                           3,311,495  173,389,878
#   Essex Property Trust, Inc.                                     361,408   58,186,688
#   Excel Trust, Inc.                                              232,883    2,813,227
    Extra Space Storage, Inc.                                    1,019,883   46,904,419
    Federal Realty Investment Trust                                634,951   65,780,924
#*  FelCor Lodging Trust, Inc.                                   1,096,074    7,365,617
    First Industrial Realty Trust, Inc.                          1,018,552   18,405,235
    First Potomac Realty Trust                                     525,982    6,464,319
#   Franklin Street Properties Corp.                               741,904    9,793,133
#   General Growth Properties, Inc.                              4,695,708   99,689,881
    Getty Realty Corp.                                             179,211    3,437,267
#   Gladstone Commercial Corp.                                      38,856      734,378
    Glimcher Realty Trust                                        1,388,892   14,236,143

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Real Estate Investment Trusts -- (Continued)
#   Government Properties Income Trust                             531,145 $ 12,986,495
    HCP, Inc.                                                    4,408,569  182,955,613
#   Health Care REIT, Inc.                                       2,764,928  179,305,581
    Healthcare Realty Trust, Inc.                                  918,166   22,045,166
    Hersha Hospitality Trust                                     1,761,385    9,987,053
#   Highwoods Properties, Inc.                                     861,200   33,242,320
#   HMG Courtland Properties                                         2,500       50,625
#   Home Properties, Inc.                                          540,171   32,577,713
    Hospitality Properties Trust                                 1,362,466   40,029,251
#   Host Hotels & Resorts, Inc.                                  7,174,023  133,078,127
    Hudson Pacific Properties, Inc.                                120,063    2,484,103
#   Inland Real Estate Corp.                                       856,252    9,153,334
    Investors Real Estate Trust                                    464,318    4,002,421
    Kilroy Realty Corp.                                            737,362   39,198,164
    Kimco Realty Corp.                                           3,993,958   85,790,218
    Kite Realty Group Trust                                        775,527    4,963,373
    LaSalle Hotel Properties                                       914,451   28,393,703
    Lexington Realty Trust                                       1,887,096   22,079,023
    Liberty Property Trust                                       1,234,123   45,897,034
    LTC Properties, Inc.                                           265,528   10,475,080
#   Macerich Co. (The)                                           1,365,999   80,880,801
#   Mack-Cali Realty Corp.                                         809,647   16,646,342
#   Medical Properties Trust, Inc.                               1,550,786   20,222,249
#   Mid-America Apartment Communities, Inc.                        673,731   44,735,738
    Monmouth Real Estate Investment Corp. Class A                  293,345    2,704,641
#   National Health Investors, Inc.                                144,083    9,008,069
#   National Retail Properties, Inc.                             1,179,889   40,588,182
#   Omega Healthcare Investors, Inc.                             1,113,809   37,023,011
    One Liberty Properties, Inc.                                   106,835    2,258,492
    Parkway Properties Inc/Md                                      340,537    6,167,125
#   Pebblebrook Hotel Trust                                        170,647    5,153,539
    Pennsylvania REIT                                              639,341   11,591,252
    Piedmont Office Realty Trust, Inc. Class A                   1,593,397   29,445,977
    Post Properties, Inc.                                          526,602   24,086,775
    Prologis, Inc.                                               4,760,982  190,201,231
    PS Business Parks, Inc.                                        186,569   15,203,508
    Public Storage                                               1,371,481  228,996,183
    Ramco-Gershenson Properties Trust                              569,510    9,260,233
#   Realty Income Corp.                                          1,888,595   78,659,982
#   Regency Centers Corp.                                          890,192   45,987,319
#   Retail Opportunity Investments Corp.                           449,734    6,656,063
#   Retail Properties of America, Inc. Class A                     522,524    7,477,318
    RLJ Lodging Trust                                              521,231   13,166,295
#*  Roberts Realty Investors, Inc.                                  47,739       50,126
#   Rouse Properties, Inc.                                         168,193    3,400,862
#   Ryman Hospitality Properties                                   428,216   15,805,453
#   Sabra Health Care REIT, Inc.                                   360,692    9,702,615
    Saul Centers, Inc.                                             141,146    6,633,862
#   Senior Housing Properties Trust                              1,809,267   44,580,339
    Simon Property Group, Inc.                                   2,902,908  448,644,431
#   SL Green Realty Corp.                                          882,170   83,426,817
    Sotherly Hotels, Inc.                                           78,466      358,590

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                    SHARES        VALUE+
                                                                   ---------- --------------
Real Estate Investment Trusts -- (Continued)
      Sovran Self Storage, Inc.                                       299,074 $   22,876,170
*     Strategic Hotels & Resorts, Inc.                              1,577,956     13,728,217
      Summit Hotel Properties, Inc.                                   261,972      2,407,523
#     Sun Communities, Inc.                                           301,935     13,457,243
      Sunstone Hotel Investors, Inc.                                1,580,018     20,935,238
#*    Supertel Hospitality, Inc.                                       21,897        120,652
#     Tanger Factory Outlet Centers                                   896,460     31,241,631
      Taubman Centers, Inc.                                           606,482     39,900,451
#     UDR, Inc.                                                     2,381,995     59,097,296
#     UMH Properties, Inc.                                            110,303      1,109,648
#     Universal Health Realty Income Trust                            110,520      4,854,038
#     Urstadt Biddle Properties, Inc.                                  76,760      1,266,540
      Urstadt Biddle Properties, Inc. Class A                         188,503      3,721,049
      Ventas, Inc.                                                  2,812,708    183,501,070
#     Vornado Realty Trust                                          1,600,928    142,578,648
#     Washington REIT                                                 631,729     16,557,617
#     Weingarten Realty Investors                                   1,100,402     34,915,755
#     Whitestone REIT                                                  35,537        490,055
      Winthrop Realty Trust                                           279,260      3,286,890
#     WP Carey, Inc.                                                   27,575      1,836,771
                                                                              --------------
TOTAL COMMON STOCKS                                                            4,650,418,250
                                                                              --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.073%           14,133,145     14,133,145
                                                                              --------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)
                                                                   ----------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund                               43,040,993    497,984,294
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,829,858,283)                           $5,162,535,689
                                                                              ==============

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE++
                                                                 ------- -----------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (6.7%)
    Adelaide Brighton, Ltd.                                      115,791 $   421,441
    AGL Energy, Ltd.                                              84,371   1,246,380
#   ALS Ltd/Queensland                                            58,224     550,783
*   Alumina, Ltd.                                                539,758     524,790
    Amcor, Ltd.                                                  215,725   2,209,969
    Amcor, Ltd. Sponsored ADR                                      1,068      43,873
    AMP, Ltd.                                                    612,039   2,742,509
#   Ansell, Ltd.                                                  24,592     453,262
#   APA Group                                                    133,897     767,174
#*  Aquarius Platinum, Ltd.                                       71,827      47,009
#*  Aquila Resources, Ltd.                                        15,814      33,735
    Aristocrat Leisure, Ltd.                                      72,046     344,015
    Asciano, Ltd.                                                213,959   1,175,030
    ASX, Ltd.                                                     42,112   1,462,787
#   Atlas Iron, Ltd.                                             180,615     176,017
    Aurizon Holdings, Ltd.                                       279,533   1,265,374
    Australia & New Zealand Banking Group, Ltd.                  528,683  16,918,041
    Australian Infrastructure Fund                                15,128         100
#   Bank of Queensland, Ltd.                                      81,724     932,261
    Beach Energy, Ltd.                                           143,697     194,091
    Bendigo and Adelaide Bank, Ltd.                              106,052   1,091,783
    BHP Billiton, Ltd.                                           460,036  16,263,826
#   BHP Billiton, Ltd. Sponsored ADR                              65,589   4,636,486
#*  BlueScope Steel, Ltd.                                        142,412     671,740
#   Boart Longyear, Ltd.                                          68,717      27,851
#   Boral, Ltd.                                                  212,927     993,540
    Brambles, Ltd.                                               282,996   2,484,346
    Caltex Australia, Ltd.                                        34,651     605,461
    carsales.com, Ltd.                                            29,538     293,323
    Challenger, Ltd.                                              79,173     449,153
    Coca-Cola Amatil, Ltd.                                       108,337   1,320,220
    Cochlear, Ltd.                                                10,877     604,345
    Commonwealth Bank of Australia                               294,908  21,234,117
    Computershare, Ltd.                                           89,091     904,131
    Crown, Ltd.                                                   72,744   1,159,707
    CSL, Ltd.                                                     91,869   6,038,999
#   David Jones, Ltd.                                             24,134      62,025
    Downer EDI, Ltd.                                              33,901     157,504
    DUET Group                                                   237,006     481,099
    Echo Entertainment Group, Ltd.                               175,552     440,605
#   Fairfax Media, Ltd.                                          420,361     240,015
    Flight Centre, Ltd.                                            9,382     460,593
    Fortescue Metals Group, Ltd.                                 280,662   1,376,476
    GrainCorp, Ltd. Class A                                       49,956     582,447
#   Harvey Norman Holdings, Ltd.                                 136,776     420,883
    Iluka Resources, Ltd.                                         84,278     818,039
    Incitec Pivot, Ltd.                                          346,614     872,055
    Insurance Australia Group, Ltd.                              394,169   2,301,912
#   James Hardie Industries P.L.C.                                62,750     649,040
    James Hardie Industries P.L.C. Sponsored ADR                     500      26,040
#   JB Hi-Fi, Ltd.                                                 7,970     164,245

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
AUSTRALIA -- (Continued)
#   Leighton Holdings, Ltd.                                       32,923 $    557,742
    Lend Lease Group                                             127,069    1,370,296
    Macquarie Group, Ltd.                                         70,295    3,381,160
    Metcash, Ltd.                                                151,507      479,462
    Mineral Resources, Ltd.                                       17,001      181,772
#   Monadelphous Group, Ltd.                                      13,554      232,567
    National Australia Bank, Ltd.                                468,608   15,661,273
#   New Hope Corp., Ltd.                                          25,495       90,983
#   Newcrest Mining, Ltd.                                        140,601    1,363,363
#   Oil Search, Ltd.                                             184,832    1,485,969
    Orica, Ltd.                                                   72,396    1,441,278
    Origin Energy, Ltd.                                          246,628    3,409,499
#   OZ Minerals, Ltd.                                             90,750      309,325
    PanAust, Ltd.                                                 76,201      144,611
    Platinum Asset Management, Ltd.                               18,543      108,117
#   Primary Health Care, Ltd.                                    136,072      634,833
#*  Qantas Airways, Ltd.                                         257,003      302,149
    QBE Insurance Group, Ltd.                                    237,148    3,321,087
    Ramsay Health Care, Ltd.                                      24,094      884,486
#   REA Group, Ltd.                                               12,767      501,077
    Reece Australia, Ltd.                                          7,839      207,328
#   Regis Resources, Ltd.                                         78,025      254,232
    Rio Tinto, Ltd.                                               85,633    5,152,724
    Santos, Ltd.                                                 214,222    3,065,949
#   Seek, Ltd.                                                    55,981      687,745
#   Seven Group Holdings, Ltd.                                    18,118      142,710
    Seven West Media, Ltd.                                       115,125      274,298
*   Sims Metal Management, Ltd.                                   40,715      385,663
    Sonic Healthcare, Ltd.                                        65,650    1,002,162
#   SP AusNet                                                    226,926      268,073
    Spark Infrastructure Group                                   197,592      316,478
    Suncorp Group, Ltd.                                          271,375    3,421,875
    Super Retail Group, Ltd.                                      23,773      301,132
    Sydney Airport                                                29,029      114,967
    Tabcorp Holdings, Ltd.                                       148,032      503,497
    Tatts Group, Ltd.                                            357,003    1,060,042
    Telstra Corp., Ltd.                                          809,276    3,960,008
    Toll Holdings, Ltd.                                          167,982      915,134
    TPG Telecom, Ltd.                                             56,141      247,504
    Transurban Group                                             205,728    1,380,098
    Treasury Wine Estates, Ltd.                                  149,076      662,052
#   UGL, Ltd.                                                     27,924      194,197
#   Washington H Soul Pattinson & Co., Ltd.                       13,478      191,957
    Wesfarmers, Ltd.                                             198,337    8,048,306
    Westpac Banking Corp.                                        511,050   16,592,333
#   Westpac Banking Corp. Sponsored ADR                           88,010    2,873,527
#*  Whitehaven Coal, Ltd.                                         44,805       68,632
    Woodside Petroleum, Ltd.                                     128,194    4,699,580
    Woolworths, Ltd.                                             225,317    7,430,151
#   WorleyParsons, Ltd.                                           42,621      887,538
                                                                         ------------
TOTAL AUSTRALIA                                                           200,511,588
                                                                         ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
AUSTRIA -- (0.2%)
    Andritz AG                                                    11,015 $   678,323
#   Erste Group Bank AG                                           58,876   2,067,124
#   EVN AG                                                           626       9,540
    IMMOFINANZ AG                                                154,486     676,584
#   OMV AG                                                        30,731   1,465,950
#   Raiffeisen Bank International AG                               8,039     294,870
    Strabag SE                                                     3,236      85,058
    Telekom Austria AG                                            40,443     332,473
    Telekom Austria AG ADR                                         2,400      39,912
    Verbund AG                                                    10,202     239,320
    Vienna Insurance Group AG Wiener Versicherung Gruppe           6,221     329,109
    Voestalpine AG                                                26,623   1,255,954
                                                                         -----------
TOTAL AUSTRIA                                                              7,474,217
                                                                         -----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV                                        220      23,827
#   Ageas                                                         50,538   2,147,558
    Anheuser-Busch InBev NV                                      120,883  12,531,168
    Anheuser-Busch InBev NV Sponsored ADR                         26,194   2,717,104
#   Belgacom SA                                                   29,191     798,711
    Colruyt SA                                                    14,358     800,997
#   Delhaize Group SA                                             13,452     859,105
    Delhaize Group SA Sponsored ADR                               12,271     784,608
    KBC Groep NV                                                  53,994   2,941,672
    Mobistar SA                                                    3,728      64,621
#   Solvay SA                                                     14,329   2,240,525
    Telenet Group Holding NV                                       7,110     389,701
#   UCB SA                                                        23,752   1,559,124
    Umicore SA                                                    27,619   1,315,187
                                                                         -----------
TOTAL BELGIUM                                                             29,173,908
                                                                         -----------
CANADA -- (8.7%)
    Agnico Eagle Mines, Ltd.(008474108)                            8,852     261,400
    Agnico Eagle Mines, Ltd.(2009823)                             28,754     853,809
    Agrium, Inc.(008916108)                                        5,503     469,516
    Agrium, Inc.(2213538)                                         25,300   2,159,593
    Aimia, Inc.                                                   36,747     649,544
#   Alamos Gold, Inc.                                             18,300     291,529
    Alimentation Couche Tard, Inc. Class B                        23,550   1,595,071
#   AltaGas, Ltd.                                                 22,210     822,238
#   ARC Resources, Ltd.                                           51,633   1,370,739
#   Atco, Ltd. Class I                                            12,104     561,754
#   AuRico Gold, Inc.                                             69,300     287,795
    Bank of Montreal(063671101)                                   29,657   2,067,093
#   Bank of Montreal(2076009)                                    103,390   7,201,057
    Bank of Nova Scotia(064149107)                                29,163   1,772,236
    Bank of Nova Scotia(2076281)                                 196,436  11,942,721
    Barrick Gold Corp.(067901108)                                  9,257     179,493
    Barrick Gold Corp.(2024644)                                  182,576   3,551,183
#   Baytex Energy Corp.                                           19,207     801,696
    BCE, Inc.(05534B760)                                           5,004     217,824
#   BCE, Inc.(B188TH2)                                            41,373   1,800,310

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
#   Bell Aliant, Inc.                                             14,509 $  367,508
#*  BlackBerry, Ltd.(09228F103)                                   27,932    220,942
#*  BlackBerry, Ltd.(BCBHZ31)                                     88,001    694,623
    Bombardier, Inc. Class A                                      15,935     72,901
    Bombardier, Inc. Class B                                     287,800  1,308,370
    Bonavista Energy Corp.                                        39,535    456,151
    Brookfield Asset Management, Inc. Class A                     85,895  3,400,705
#   Brookfield Office Properties, Inc.                            43,429    811,391
*   Brookfield Residential Properties, Inc.                        5,760    127,181
#   CAE, Inc.                                                     46,736    535,650
    Cameco Corp.(13321L108)                                       11,225    213,275
    Cameco Corp.(2166160)                                         74,660  1,417,083
    Canadian Imperial Bank of Commerce(136069101)                  9,630    819,995
#   Canadian Imperial Bank of Commerce(2170525)                   68,338  5,813,629
    Canadian National Railway Co.(136375102)                       7,917    870,316
#   Canadian National Railway Co.(2180632)                        72,280  7,940,991
    Canadian Natural Resources, Ltd.(136385101)                   30,916    981,583
    Canadian Natural Resources, Ltd.(2171573)                    201,409  6,392,005
#   Canadian Oil Sands, Ltd.                                      89,147  1,737,368
    Canadian Pacific Railway, Ltd.(13645T100)                      2,081    297,729
    Canadian Pacific Railway, Ltd.(2793115)                       31,800  4,545,602
#   Canadian Tire Corp., Ltd. Class A                             17,899  1,661,406
    Canadian Utilities, Ltd. Class A                              18,040    662,842
#   Canadian Western Bank                                         20,014    641,891
*   Canfor Corp.                                                  17,600    364,778
#   Capital Power Corp.                                            5,746    119,037
*   Catamaran Corp.(148887102)                                    16,416    770,895
*   Catamaran Corp.(B8J4N87)                                      23,600  1,107,286
    CCL Industries, Inc. Class B                                     600     41,203
    Cenovus Energy, Inc.(15135U109)                               22,581    671,107
    Cenovus Energy, Inc.(B57FG04)                                118,282  3,514,484
    Centerra Gold, Inc.                                           25,000     99,986
*   CGI Group, Inc. Class A(39945C109)                             7,329    245,961
#*  CGI Group, Inc. Class A(2159740)                              32,000  1,073,572
#   CI Financial Corp.                                            23,805    791,788
#   Cineplex, Inc.                                                 2,533    102,034
    Cogeco Cable, Inc.                                             1,900     89,838
    Constellation Software, Inc.                                   2,400    437,209
#   Corus Entertainment, Inc. Class B                              6,346    147,900
#   Crescent Point Energy Corp.                                   75,017  2,913,191
    Dollarama, Inc.                                               10,900    936,899
    Eldorado Gold Corp.(284902103)                                27,183    183,485
    Eldorado Gold Corp.(2307873)                                 124,500    839,433
    Emera, Inc.                                                    4,347    128,161
    Empire Co., Ltd.                                               7,970    586,905
#   Enbridge, Inc.(29250N105)                                      6,231    270,363
#   Enbridge, Inc.(2466149)                                      118,152  5,122,016
    Encana Corp.(292505104)                                       38,694    693,396
#   Encana Corp.(2793193)                                        100,752  1,805,062
    Enerplus Corp.(292766102)                                      2,200     37,994
#   Enerplus Corp.(B584T89)                                       40,055    691,113
    Ensign Energy Services, Inc.                                  34,131    583,335

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Fairfax Financial Holdings, Ltd.                               4,356 $1,900,906
    Finning International, Inc.                                   30,300    698,616
#   First Capital Realty, Inc.                                    15,250    265,027
*   First Majestic Silver Corp.                                   14,200    160,706
    First Quantum Minerals, Ltd.                                 118,931  2,256,223
#   Fortis, Inc.                                                  29,107    905,328
#   Franco-Nevada Corp.                                           13,725    617,503
#   Genworth MI Canada, Inc.                                       9,000    283,211
    George Weston, Ltd.                                            9,467    771,234
#   Gibson Energy, Inc.                                           24,400    599,323
    Gildan Activewear, Inc.(375916103)                             3,000    144,900
    Gildan Activewear, Inc.(2254645)                              18,100    872,494
    Goldcorp, Inc.(380956409)                                     22,904    582,449
    Goldcorp, Inc.(2676302)                                      145,746  3,712,668
#   Great-West Lifeco, Inc.                                       54,000  1,670,263
#   Husky Energy, Inc.                                            65,628  1,865,644
    IAMGOLD Corp.(450913108)                                      18,510     94,401
    IAMGOLD Corp.(2446646)                                        78,400    400,779
#   IGM Financial, Inc.                                           21,900  1,055,250
    Imperial Oil, Ltd.(453038408)                                  9,400    410,310
    Imperial Oil, Ltd.(2454241)                                   48,227  2,105,956
    Industrial Alliance Insurance & Financial Services, Inc.      25,869  1,160,154
    Intact Financial Corp.                                        26,700  1,665,277
#   Jean Coutu Group PJC, Inc. (The) Class A                      16,500    291,656
*   Katanga Mining, Ltd.                                           8,600      4,537
*   Kelt Exploration, Ltd.                                         6,850     56,500
#   Keyera Corp.                                                  13,100    775,207
    Kinross Gold Corp.(496902404)                                 22,897    116,088
    Kinross Gold Corp.(B03Z841)                                  213,279  1,084,140
#   Lightstream Resources, Ltd.                                   21,001    134,951
#   Loblaw Cos., Ltd.                                             22,160  1,013,581
#*  Lundin Mining Corp.                                          110,040    496,032
    MacDonald Dettwiler & Associates, Ltd.                         4,900    373,850
    Magna International, Inc.(559222401)                          10,503    889,604
#   Magna International, Inc.(2554475)                            40,160  3,401,457
    Manitoba Telecom Services, Inc.                                4,500    127,190
    Manulife Financial Corp.(56501R106)                           63,866  1,130,428
    Manulife Financial Corp.(2492519)                            322,943  5,720,767
*   MEG Energy Corp.                                              27,605    883,498
#   Methanex Corp.                                                18,580  1,077,574
    Metro, Inc.                                                   17,201  1,076,125
#   Mullen Group, Ltd.                                            10,500    281,370
    National Bank of Canada                                       32,640  2,832,463
#*  New Gold, Inc.                                                82,300    483,073
#*  Niko Resources, Ltd.                                           8,000     25,704
    Onex Corp.                                                    16,704    882,581
    Open Text Corp.(683715106)                                     1,758    128,932
    Open Text Corp.(2260824)                                       9,100    668,721
*   Osisko Mining Corp.                                           78,002    380,790
    Pacific Rubiales Energy Corp.                                 62,872  1,300,675
    Pan American Silver Corp.(697900108)                          12,528    132,922
    Pan American Silver Corp.(2669272)                            33,400    354,934

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
*   Paramount Resources, Ltd. Class A                              8,900 $   308,404
*   Pembina Pipeline Corp.(B4PPQG5)                                9,034     296,315
#   Pembina Pipeline Corp.(B4PT2P8)                               45,132   1,480,815
#   Pengrowth Energy Corp.                                       114,351     734,812
#   Penn West Petroleum, Ltd.                                     95,909   1,070,715
#   Petrominerales, Ltd.                                           2,609      30,002
#   Peyto Exploration & Development Corp.                         24,300     732,275
    Potash Corp. of Saskatchewan, Inc.(73755L107)                 31,604     982,884
#   Potash Corp. of Saskatchewan, Inc.(2696980)                  136,400   4,238,584
#   Precision Drilling Corp.                                      51,894     548,977
#   Progressive Waste Solutions, Ltd.                             20,742     557,218
#   Quebecor, Inc. Class B                                        22,000     543,960
#   Ritchie Bros Auctioneers, Inc.                                16,700     330,108
#   Rogers Communications, Inc. Class B(2169051)                  58,900   2,673,139
    Rogers Communications, Inc. Class B(775109200)                10,393     471,946
    Royal Bank of Canada(780087102)                               23,478   1,577,252
#   Royal Bank of Canada(2754383)                                243,989  16,385,278
#   Saputo, Inc.                                                  23,200   1,147,929
#   SEMAFO, Inc.                                                  48,000     130,283
    Shaw Communications, Inc. Class B(82028K200)                  17,583     420,761
#   Shaw Communications, Inc. Class B(2801836)                    52,434   1,254,212
    ShawCor, Ltd.                                                  9,400     395,149
    Shoppers Drug Mart Corp.                                      35,500   2,074,196
    Silver Wheaton Corp.(828336107)                                6,218     140,962
    Silver Wheaton Corp.(B058ZX6)                                 54,277   1,231,663
    SNC-Lavalin Group, Inc.                                       29,200   1,226,924
    Sun Life Financial, Inc.(866796105)                           26,327     886,167
#   Sun Life Financial, Inc.(2566124)                            101,431   3,416,541
    Suncor Energy, Inc.(867224107)                                40,977   1,489,514
#   Suncor Energy, Inc.(B3NB1P2)                                 279,079  10,141,757
    Talisman Energy, Inc.(87425E103)                              65,812     821,334
    Talisman Energy, Inc.(2068299)                               139,555   1,740,004
    Teck Resources, Ltd. Class B(878742204)                       11,214     299,862
#   Teck Resources, Ltd. Class B(2879327)                        106,334   2,845,364
#   TELUS Corp.                                                   39,380   1,375,552
    Thomson Reuters Corp.(884903105)                              18,394     691,063
#   Thomson Reuters Corp.(2889371)                                59,250   2,226,456
    Tim Hortons, Inc.(88706M103)                                   3,807     227,430
    Tim Hortons, Inc.(B4R2V25)                                    25,200   1,504,290
    TMX Group, Ltd.                                                  400      18,242
    Toronto-Dominion Bank (The)(891160509)                        17,518   1,606,751
#   Toronto-Dominion Bank (The)(2897222)                         160,784  14,748,364
*   Tourmaline Oil Corp.                                          25,046     971,189
#   TransAlta Corp.(2901628)                                      48,700     655,312
    TransAlta Corp.(89346D107)                                     5,400      72,738
    TransCanada Corp.(89353D107)                                  14,710     663,568
    TransCanada Corp.(2665184)                                   116,088   5,231,837
#   Trican Well Service, Ltd.                                     25,700     361,104
#   Trilogy Energy Corp.                                          10,639     312,134
#*  Turquoise Hill Resources, Ltd.(900435108)                     34,231     164,993
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)                       46,919     226,349
*   Valeant Pharmaceuticals International, Inc.(91911K102)        11,297   1,194,319

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
CANADA -- (Continued)
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)          47,572 $  5,025,709
#   Veresen, Inc.                                                 37,288      461,339
#   Vermilion Energy, Inc.                                        13,627      749,018
    West Fraser Timber Co., Ltd.                                  10,192      934,206
    Westshore Terminals Investment Corp.                           6,600      217,310
    Yamana Gold, Inc.(98462Y100)                                  41,099      408,113
    Yamana Gold, Inc.(2219279)                                   135,044    1,339,237
                                                                         ------------
TOTAL CANADA                                                              259,552,070
                                                                         ------------
DENMARK -- (1.1%)
    AP Moeller - Maersk A.S. Class A                                 108      975,226
    AP Moeller - Maersk A.S. Class B                                 247    2,389,717
    Carlsberg A.S. Class B                                        22,525    2,249,931
    Chr Hansen Holding A.S.                                       17,806      659,773
    Coloplast A.S. Class B                                        20,400    1,330,583
*   Danske Bank A.S.                                             132,260    3,090,360
    DSV A.S.                                                      37,155    1,087,013
#   FLSmidth & Co. A.S.                                           12,362      616,980
    GN Store Nord A.S.                                            39,910      910,459
    H Lundbeck A.S.                                               13,909      298,648
*   Jyske Bank A.S.                                                1,122       63,438
    Novo Nordisk A.S. Class B                                     47,669    7,939,395
#   Novo Nordisk A.S. Sponsored ADR                               23,311    3,885,244
    Novozymes A.S. Class B                                        43,813    1,715,957
    Pandora A.S.                                                  12,731      606,852
    Rockwool International A.S. Class B                            1,012      159,175
    TDC A.S.                                                     137,663    1,243,525
*   Topdanmark A.S.                                               21,510      585,456
    Tryg A.S.                                                      4,170      380,795
#*  Vestas Wind Systems A.S.                                      40,932    1,096,848
*   William Demant Holding A.S.                                    4,502      445,819
                                                                         ------------
TOTAL DENMARK                                                              31,731,194
                                                                         ------------
FINLAND -- (0.8%)
#   Elisa Oyj                                                     27,937      699,927
    Fortum Oyj                                                    96,327    2,148,761
#   Kesko Oyj Class B                                             16,039      532,976
    Kone Oyj Class B                                              25,477    2,246,108
#   Metso Oyj                                                     27,047    1,064,573
    Neste Oil Oyj                                                 25,438      504,393
*   Nokia Oyj                                                    566,548    4,306,206
*   Nokia Oyj Sponsored ADR                                      184,400    1,406,972
    Nokian Renkaat Oyj                                            19,459      984,162
    Orion Oyj Class A                                              2,568       68,757
    Orion Oyj Class B                                             11,844      318,322
    Pohjola Bank P.L.C. Class A                                   42,276      769,876
    Sampo Class A                                                 79,924    3,780,459
    Stora Enso Oyj Class R                                       132,987    1,234,900
    Stora Enso Oyj Sponsored ADR                                  12,000      111,360
    UPM-Kymmene Oyj                                              117,256    1,861,702
    UPM-Kymmene Oyj Sponsored ADR                                 13,000      206,700

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
FINLAND -- (Continued)
    Wartsila Oyj Abp                                              28,873 $ 1,281,137
                                                                         -----------
TOTAL FINLAND                                                             23,527,291
                                                                         -----------
FRANCE -- (8.2%)
    Accor SA                                                      31,259   1,397,149
    Aeroports de Paris                                             5,523     589,934
    Air Liquide SA                                                58,355   7,931,242
*   Alcatel-Lucent                                               469,735   1,799,581
*   Alcatel-Lucent Sponsored ADR                                 128,100     490,623
    Alstom SA                                                     38,664   1,435,241
    Arkema SA                                                     11,985   1,355,927
    AtoS                                                          11,687     996,204
    AXA SA                                                       303,324   7,557,449
    AXA SA Sponsored ADR                                          66,900   1,673,169
    BioMerieux                                                     1,600     160,595
    BNP Paribas SA                                               204,665  15,098,779
    Bollore SA(4572709)                                            1,187     647,294
*   Bollore SA(BDGTH22)                                                6       3,291
    Bouygues SA                                                   43,968   1,715,491
    Bureau Veritas SA                                             35,384   1,067,386
    Cap Gemini SA                                                 35,266   2,312,673
    Carrefour SA                                                 113,012   4,125,225
    Casino Guichard Perrachon SA                                  11,574   1,300,974
*   CGG                                                           20,644     453,753
*   CGG Sponsored ADR                                             16,707     366,719
    Christian Dior SA                                             10,225   1,940,057
    Cie de St-Gobain                                              91,554   4,805,674
    Cie Generale des Etablissements Michelin                      38,957   4,059,237
    Ciments Francais SA                                            1,006      72,051
    CNP Assurances                                                40,763     718,085
*   Credit Agricole SA                                           218,148   2,622,912
    Danone SA                                                    103,354   7,654,826
    Danone SA Sponsored ADR                                       12,058     179,544
    Dassault Systemes SA                                          11,170   1,356,994
    Edenred                                                       33,851   1,149,160
    Eiffage SA                                                     7,936     470,313
    Electricite de France SA                                      46,141   1,614,838
#   Eramet                                                         1,441     136,839
    Essilor International SA                                      36,096   3,868,240
    Euler Hermes SA                                                2,795     369,008
    European Aeronautic Defence and Space Co. NV                 103,593   7,098,661
    Eutelsat Communications SA                                    19,401     613,612
*   Faurecia                                                       7,078     206,280
    GDF Suez(B0C2CQ3)                                            274,876   6,812,461
    GDF Suez(B3B9KQ2)                                             11,445          16
    Groupe Eurotunnel SA                                         106,001   1,026,184
*   Groupe Fnac                                                    1,746      48,795
    Iliad SA                                                       4,039     922,478
    Imerys SA                                                      6,518     522,872
    Ipsen SA                                                       2,070      90,671
    JCDecaux SA                                                   11,726     469,980
    Kering                                                        14,471   3,279,572

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
FRANCE -- (Continued)
    L'Oreal SA                                                    44,850 $  7,657,990
    Lafarge SA                                                    42,346    2,921,678
    Lafarge SA Sponsored ADR                                       1,800       31,104
    Lagardere SCA                                                 26,506      962,943
    Legrand SA                                                    46,134    2,614,673
    LVMH Moet Hennessy Louis Vuitton SA                           47,845    9,186,018
    Metropole Television SA                                        7,985      183,682
    Natixis                                                      180,095      968,479
#   Neopost SA                                                     3,126      236,016
    Orange                                                       321,929    4,425,261
    Orange SA ADR                                                 46,387      636,893
    Pernod-Ricard SA                                              39,241    4,713,178
#*  Peugeot SA                                                    55,640      731,943
    Publicis Groupe SA                                            31,778    2,642,639
    Publicis Groupe SA ADR                                         4,537       94,778
    Remy Cointreau SA                                              5,224      514,572
    Renault SA                                                    43,170    3,766,592
    Rexel SA                                                      36,614      916,917
    Sa des Ciments Vicat                                           1,981      148,019
    Safran SA                                                     42,569    2,714,114
    Sanofi                                                       180,968   19,295,374
    Sanofi ADR                                                   101,350    5,420,198
#   Schneider Electric SA                                         98,689    8,304,449
    SCOR SE                                                       41,542    1,466,261
    SEB SA                                                         3,563      319,695
    SES SA                                                        49,630    1,443,532
    Societe BIC SA                                                 5,723      714,659
    Societe Generale SA                                          146,745    8,289,552
    Sodexo                                                        16,625    1,618,003
    STMicroelectronics NV                                        160,669    1,235,867
    Suez Environnement Co.                                        36,564      637,577
    Technip SA                                                    15,655    1,639,683
    Technip SA ADR                                                14,400      379,008
    Thales SA                                                     19,704    1,206,787
    Total SA                                                     261,686   16,055,204
#   Total SA Sponsored ADR                                       157,489    9,635,177
    Valeo SA                                                      14,841    1,468,209
    Vallourec SA                                                  25,439    1,514,171
    Veolia Environnement SA                                       42,330      726,200
    Veolia Environnement SA ADR                                   17,086      294,050
    Vinci SA                                                      92,546    5,921,665
    Vivendi SA                                                   247,477    6,266,036
    Zodiac Aerospace                                               5,909      945,481
                                                                         ------------
TOTAL FRANCE                                                              245,452,386
                                                                         ------------
GERMANY -- (7.0%)
    Adidas AG                                                     38,294    4,363,429
    Allianz SE                                                    67,247   11,290,927
    Allianz SE ADR                                               250,286    4,212,313
#   Axel Springer AG                                               8,985      542,156
    BASF SE                                                      164,609   17,088,800
    BASF SE Sponsored ADR                                          8,200      851,980

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
    Bayer AG                                                     118,085 $14,648,707
    Bayer AG Sponsored ADR                                        33,435   4,169,345
    Bayerische Motoren Werke AG                                   64,043   7,248,286
    Beiersdorf AG                                                 18,004   1,716,742
    Bilfinger SE                                                   8,723     967,994
    Brenntag AG                                                    9,185   1,554,187
#   Celesio AG                                                    17,682     549,732
*   Commerzbank AG                                               205,322   2,625,993
    Continental AG                                                20,557   3,759,192
    Daimler AG                                                   185,463  15,184,741
    Deutsche Bank AG(5750355)                                     34,358   1,660,491
    Deutsche Bank AG(D18190898)                                  173,068   8,362,646
    Deutsche Boerse AG                                            33,348   2,508,671
*   Deutsche Lufthansa AG                                         48,197     931,794
    Deutsche Post AG                                             168,341   5,685,107
    Deutsche Telekom AG                                          460,408   7,235,176
    Deutsche Telekom AG Sponsored ADR                             95,900   1,514,261
    E.ON SE                                                      309,064   5,633,770
    E.ON SE Sponsored ADR                                         53,950     984,588
    Fielmann AG                                                    1,995     223,105
    Fraport AG Frankfurt Airport Services Worldwide                6,778     524,368
    Fresenius Medical Care AG & Co. KGaA                          35,955   2,376,130
    Fresenius Medical Care AG & Co. KGaA ADR                      14,200     467,464
    Fresenius SE & Co. KGaA                                       24,592   3,192,372
    Fuchs Petrolub AG                                              3,001     204,016
    GEA Group AG                                                  35,864   1,558,749
    Hannover Rueck SE                                             14,759   1,181,183
    HeidelbergCement AG                                           31,631   2,490,613
    Henkel AG & Co. KGaA                                          23,991   2,212,647
    Hochtief AG                                                    7,242     655,002
    Hugo Boss AG                                                   4,628     602,874
    Infineon Technologies AG                                     229,662   2,221,826
#   K+S AG                                                        26,075     662,555
    Lanxess AG                                                    16,572   1,163,881
    Linde AG                                                      35,642   6,765,760
    MAN SE                                                         7,842     944,719
    Merck KGaA                                                    11,902   1,979,904
    Metro AG                                                      28,536   1,337,938
    MTU Aero Engines AG                                            7,641     762,047
    Muenchener Rueckversicherungs AG                              35,092   7,321,324
*   Osram Licht AG                                                 9,193     476,104
#   Puma SE                                                          790     235,021
*   QIAGEN NV                                                     43,656   1,001,946
    Rhoen Klinikum AG                                             14,963     418,164
    RWE AG                                                        89,895   3,311,918
    Salzgitter AG                                                  8,602     378,568
    SAP AG                                                       136,242  10,661,226
#   SAP AG Sponsored ADR                                          32,719   2,563,534
#   SGL Carbon SE                                                  7,413     289,085
    Siemens AG                                                    87,275  11,153,059
#   Siemens AG Sponsored ADR                                      61,522   7,875,431
#*  Sky Deutschland AG                                            65,985     650,273

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
GERMANY -- (Continued)
#   Software AG                                                     13,612 $    504,017
    Suedzucker AG                                                   17,838      573,814
    Symrise AG                                                      17,091      723,621
*   ThyssenKrupp AG                                                 71,941    1,835,455
    United Internet AG                                              18,564      732,279
    Volkswagen AG                                                    6,201    1,516,429
#   Wacker Chemie AG                                                 2,920      274,211
                                                                           ------------
TOTAL GERMANY                                                               209,313,660
                                                                           ------------
GREECE -- (0.0%)
    Hellenic Petroleum SA                                           15,660      203,628
*   National Bank of Greece SA                                      35,786      203,257
    OPAP SA                                                         31,172      387,084
                                                                           ------------
TOTAL GREECE                                                                    793,969
                                                                           ------------
HONG KONG -- (2.5%)
    AAC Technologies Holdings, Inc.                                118,000      518,463
    AIA Group, Ltd.                                              2,150,000   10,917,334
    ASM Pacific Technology, Ltd.                                    39,900      385,086
    Bank of East Asia, Ltd.                                        264,801    1,147,575
    BOC Hong Kong Holdings, Ltd.                                   692,500    2,252,646
*   Brightoil Petroleum Holdings, Ltd.                             333,000       57,116
    Cafe de Coral Holdings, Ltd.                                    20,000       68,769
    Cathay Pacific Airways, Ltd.                                   241,000      477,420
    Cheung Kong Holdings, Ltd.                                     275,600    4,311,159
    Cheung Kong Infrastructure Holdings, Ltd.                      120,000      835,047
    Chow Sang Sang Holdings International, Ltd.                     56,000      181,616
    Chow Tai Fook Jewellery Group, Ltd.                            137,000      227,178
    CLP Holdings, Ltd.                                             260,400    2,097,160
    Dah Sing Financial Holdings, Ltd.                               17,200      107,440
    Esprit Holdings, Ltd.                                          486,920      897,800
*   FIH Mobile, Ltd.                                               318,000      178,717
    First Pacific Co., Ltd.                                        472,400      537,137
#*  G-Resources Group, Ltd.                                      1,558,200       46,568
*   Galaxy Entertainment Group, Ltd.                               380,000    2,836,655
*   Genting Hong Kong, Ltd.                                         83,000       37,658
#   Giordano International, Ltd.                                   204,000      191,360
    Hang Lung Group, Ltd.                                          184,000      970,990
    Hang Lung Properties, Ltd.                                     435,000    1,432,510
    Hang Seng Bank, Ltd.                                           132,500    2,213,607
    Henderson Land Development Co., Ltd.                           233,188    1,378,337
    Hong Kong & China Gas Co., Ltd.                              1,007,683    2,348,743
#   Hong Kong Exchanges and Clearing, Ltd.                         196,716    3,181,048
    Hongkong & Shanghai Hotels (The)                               103,525      162,918
    Hopewell Holdings, Ltd.                                        144,500      487,568
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          306,000      135,462
    Hutchison Whampoa, Ltd.                                        396,500    4,938,096
    Hysan Development Co., Ltd.                                     99,638      466,730
    Johnson Electric Holdings, Ltd.                                273,500      196,857
    Kerry Properties, Ltd.                                         139,393      606,282
    Kingston Financial Group, Ltd.                                 822,000       93,262
    L'Occitane International SA                                     44,000       99,800

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
#   Li & Fung, Ltd.                                              1,108,000 $ 1,557,871
    Lifestyle International Holdings, Ltd.                          80,500     175,428
*   Lifestyle Properties Development, Ltd.                           4,025         815
    Luk Fook Holdings International, Ltd.                           50,000     177,854
#*  Melco Crown Entertainment, Ltd. ADR                             30,195   1,001,266
    Melco International Development, Ltd.                          179,000     563,020
    MGM China Holdings, Ltd.                                       124,800     431,927
#*  Mongolian Mining Corp.                                         199,500      32,944
    MTR Corp., Ltd.                                                267,540   1,034,714
    New World Development Co., Ltd.                                781,878   1,083,669
    NWS Holdings, Ltd.                                             302,410     473,803
#   Orient Overseas International, Ltd.                             50,000     258,256
    Pacific Basin Shipping, Ltd.                                   172,000     123,084
    PCCW, Ltd.                                                     945,265     428,048
    Power Assets Holdings, Ltd.                                    210,207   1,748,564
    Prada SpA                                                       76,400     744,422
    SA SA International Holdings, Ltd.                              98,000     107,288
    Samsonite International SA                                     202,500     552,218
    Sands China, Ltd.                                              413,600   2,951,407
    Shangri-La Asia, Ltd.                                          285,655     525,522
    Sino Land Co., Ltd.                                            596,817     837,033
    SJM Holdings, Ltd.                                             282,000     909,987
#   SmarTone Telecommunications Holdings, Ltd.                      23,000      30,293
#   Stella International Holdings, Ltd.                             44,500     109,839
    Sun Hung Kai Properties, Ltd.                                  308,744   4,036,190
    Swire Properties, Ltd.                                         165,000     446,922
    Techtronic Industries Co.                                      214,000     538,002
    Television Broadcasts, Ltd.                                     52,000     303,688
    Texwinca Holdings, Ltd.                                         30,000      30,649
    Trinity, Ltd.                                                  192,000      71,769
#*  United Laboratories International Holdings, Ltd. (The)         115,000      48,508
#   VTech Holdings, Ltd.                                            23,900     341,284
    Wharf Holdings, Ltd.                                           303,609   2,566,687
    Wheelock & Co., Ltd.                                           178,000     910,684
    Wing Hang Bank, Ltd.                                            28,311     401,512
    Wynn Macau, Ltd.                                               240,000     915,109
    Xinyi Glass Holdings, Ltd.                                     396,000     392,707
    Yue Yuen Industrial Holdings, Ltd.                             137,500     377,559
                                                                           -----------
TOTAL HONG KONG                                                             74,262,656
                                                                           -----------
IRELAND -- (0.3%)
*   Bank of Ireland                                              2,930,530   1,071,063
*   Bank of Ireland Sponsored ADR                                    6,622      96,218
    CRH P.L.C.(4182249)                                             11,311     275,237
    CRH P.L.C.(0182704)                                             58,738   1,432,373
    CRH P.L.C. Sponsored ADR                                        60,337   1,477,050
    Dragon Oil P.L.C.                                               43,868     413,239
*   Elan Corp. P.L.C.                                               23,476     389,931
*   Elan Corp. P.L.C. Sponsored ADR                                 54,972     915,833
    Glanbia P.L.C.                                                   2,435      34,084
    Kerry Group P.L.C. Class A(4519579)                              6,018     385,422
    Kerry Group P.L.C. Class A(0490656)                             18,318   1,168,651

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
IRELAND -- (Continued)
    Paddy Power P.L.C.                                               5,796 $   472,140
    Ryanair Holdings P.L.C.                                         33,520     276,835
    Smurfit Kappa Group P.L.C.                                      11,680     282,732
                                                                           -----------
TOTAL IRELAND                                                                8,690,808
                                                                           -----------
ISRAEL -- (0.4%)
    Azrieli Group                                                    6,311     202,342
    Bank Hapoalim BM                                               246,126   1,317,630
*   Bank Leumi Le-Israel BM                                        253,776     965,987
    Bezeq The Israeli Telecommunication Corp., Ltd.                353,348     614,363
*   Cellcom Israel, Ltd.                                             6,551      76,279
#   Delek Group, Ltd.                                                  992     342,540
    Elbit Systems, Ltd.(M3760D101)                                     193      10,341
    Elbit Systems, Ltd.(6308913)                                     3,493     186,425
    Israel Chemicals, Ltd.                                          77,657     642,013
#*  Israel Discount Bank, Ltd. Class A                             179,534     358,270
    Migdal Insurance & Financial Holding, Ltd.                      29,968      52,315
    Mizrahi Tefahot Bank, Ltd.                                      22,752     266,696
    NICE Systems, Ltd. Sponsored ADR                                10,826     424,163
    Osem Investments, Ltd.                                           9,419     207,778
*   Partner Communications Co., Ltd.                                 8,183      67,192
*   Partner Communications Co., Ltd. ADR                             3,525      28,623
*   Paz Oil Co., Ltd.                                                   85      13,194
    Strauss Group, Ltd.                                              2,977      52,497
    Teva Pharmaceutical Industries, Ltd.                             6,037     224,325
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR             140,641   5,216,375
                                                                           -----------
TOTAL ISRAEL                                                                11,269,348
                                                                           -----------
ITALY -- (1.8%)
    A2A SpA                                                        161,586     181,811
    Assicurazioni Generali SpA                                     208,504   4,874,613
    Atlantia SpA                                                    55,332   1,212,717
*   Autogrill SpA                                                   14,553     130,639
#*  Banca Carige SpA                                               113,241      90,543
#*  Banca Monte dei Paschi di Siena SpA                          1,177,714     371,305
*   Banca Popolare dell'Emilia Romagna S.c.r.l.                      5,071      48,723
*   Banco Popolare                                                 114,684     227,830
*   CNH Industrial NV                                              140,633   1,663,125
    Davide Campari-Milano SpA                                       51,808     451,504
    Enel Green Power SpA                                           323,246     786,316
    Enel SpA                                                       947,269   4,179,281
    Eni SpA                                                        332,312   8,436,379
#   Eni SpA Sponsored ADR                                           69,229   3,516,833
*   Fiat SpA                                                       184,408   1,447,000
#*  Fiat SpA Sponsored ADR                                           7,000      55,370
#*  Finmeccanica SpA                                                73,984     542,156
    Gtech Spa                                                        9,353     284,041
    Intesa Sanpaolo SpA                                          2,243,597   5,566,079
    Intesa Sanpaolo SpA Sponsored ADR                                9,000     133,920
    Luxottica Group SpA                                             29,479   1,596,916
    Luxottica Group SpA Sponsored ADR                                  875      47,136
*   Mediaset SpA                                                   115,612     577,330

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
ITALY -- (Continued)
    Mediobanca SpA                                               117,569 $ 1,071,222
    Mediolanum SpA                                                34,834     303,139
    Parmalat SpA                                                  80,329     270,188
#   Pirelli & C. SpA                                              45,094     634,341
    Prysmian SpA                                                  33,580     820,264
    Saipem SpA                                                    44,656   1,044,644
    Salvatore Ferragamo Italia SpA                                 9,142     312,969
    Snam SpA                                                     229,326   1,181,605
#   Telecom Italia SpA                                           985,410     961,314
    Telecom Italia SpA Sponsored ADR                              80,065     781,435
    Tenaris SA                                                     2,151      50,321
    Tenaris SA ADR                                                37,841   1,771,337
    Terna Rete Elettrica Nazionale SpA                           220,745   1,092,772
    Tod's SpA                                                      2,308     384,077
    UniCredit SpA                                                886,989   6,658,259
    Unione di Banche Italiane SCPA                               189,326   1,308,514
*   World Duty Free SpA                                           14,553     161,236
                                                                         -----------
TOTAL ITALY                                                               55,229,204
                                                                         -----------
JAPAN -- (17.6%)
    77 Bank, Ltd. (The)                                           81,000     400,615
#   ABC-Mart, Inc.                                                 4,700     235,051
#   Advantest Corp.                                                9,840     117,765
#   Advantest Corp. ADR                                           10,000     123,000
#   Aeon Co., Ltd.                                               130,000   1,774,034
    Aeon Mall Co., Ltd.                                            9,548     271,172
    Air Water, Inc.                                               29,000     414,534
    Aisin Seiki Co., Ltd.                                         40,000   1,624,976
#   Ajinomoto Co., Inc.                                          118,000   1,651,177
    Alfresa Holdings Corp.                                         8,700     475,509
*   Alps Electric Co., Ltd.                                       34,300     301,002
    Amada Co., Ltd.                                               84,000     722,616
    ANA Holdings, Inc.                                           172,000     359,351
#   Anritsu Corp.                                                 24,000     314,682
#   Aoyama Trading Co., Ltd.                                       6,300     160,635
    Aozora Bank, Ltd.                                            212,000     616,291
    Asahi Glass Co., Ltd.                                        223,000   1,377,254
#   Asahi Group Holdings, Ltd.                                    72,600   1,963,431
#   Asahi Kasei Corp.                                            255,000   1,940,703
#   Asatsu-DK, Inc.                                                2,700      74,201
    Asics Corp.                                                   28,300     498,946
    Astellas Pharma, Inc.                                         81,055   4,518,521
    Autobacs Seven Co., Ltd.                                       9,900     144,347
    Awa Bank, Ltd. (The)                                          45,000     235,010
    Azbil Corp.                                                   10,400     250,584
#   Bank of Kyoto, Ltd. (The)                                     76,000     669,659
    Bank of Yokohama, Ltd. (The)                                 259,000   1,428,196
#   Benesse Holdings, Inc.                                        13,100     488,262
    Bridgestone Corp.                                            121,600   4,168,775
    Brother Industries, Ltd.                                      47,800     543,118
    Calbee, Inc.                                                   8,000     209,915
    Calsonic Kansei Corp.                                         34,000     163,464

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Canon Marketing Japan, Inc.                                   11,100 $  148,705
    Canon, Inc.                                                  154,000  4,859,729
#   Canon, Inc. Sponsored ADR                                     68,804  2,172,142
#   Casio Computer Co., Ltd.                                      46,400    444,114
    Central Japan Railway Co.                                     23,400  3,034,316
    Century Tokyo Leasing Corp.                                    6,100    192,974
    Chiba Bank, Ltd. (The)                                       180,000  1,283,197
    Chiyoda Corp.                                                 28,000    355,075
    Chubu Electric Power Co., Inc.                                97,600  1,444,780
    Chugai Pharmaceutical Co., Ltd.                               39,800    935,155
    Chugoku Bank, Ltd. (The)                                      45,000    646,942
#   Chugoku Electric Power Co., Inc. (The)                        44,100    675,994
    Citizen Holdings Co., Ltd.                                    64,900    463,037
    Coca-Cola Central Japan Co., Ltd.                              7,200    127,516
    Coca-Cola West Co., Ltd.                                      14,900    302,217
    COMSYS Holdings Corp.                                         24,700    342,926
#*  Cosmo Oil Co., Ltd.                                          128,000    225,383
    Cosmos Pharmaceutical Corp.                                    1,700    207,112
#   Credit Saison Co., Ltd.                                       32,000    875,853
    Dai Nippon Printing Co., Ltd.                                139,000  1,460,329
    Dai-ichi Life Insurance Co., Ltd. (The)                      177,200  2,529,672
#   Daicel Corp.                                                  63,000    531,013
#   Daido Steel Co., Ltd.                                         66,000    379,525
    Daihatsu Motor Co., Ltd.                                      40,500    786,355
    Daiichi Sankyo Co., Ltd.                                     125,646  2,329,592
    Daiichikosho Co., Ltd.                                         8,200    234,320
#   Daikin Industries, Ltd.                                       43,800  2,519,961
    Dainippon Sumitomo Pharma Co., Ltd.                           32,200    433,285
    Daito Trust Construction Co., Ltd.                            12,900  1,317,138
    Daiwa House Industry Co., Ltd.                               109,000  2,183,681
    Daiwa Securities Group, Inc.                                 317,000  2,895,405
#   Dena Co., Ltd.                                                15,000    326,852
    Denki Kagaku Kogyo KK                                        113,000    473,892
#   Denso Corp.                                                   87,100  4,186,759
    Dentsu, Inc.                                                  39,400  1,488,618
    DIC Corp.                                                    158,000    457,432
#   Disco Corp.                                                    5,700    360,203
    DMG Mori Seiki Co., Ltd.                                       6,400    103,821
    Don Quijote Co., Ltd.                                          9,700    645,695
    Dowa Holdings Co., Ltd.                                       41,200    388,836
    East Japan Railway Co.                                        53,600  4,656,266
    Ebara Corp.                                                   84,000    451,611
    Eisai Co., Ltd.                                               48,900  1,920,891
    Electric Power Development Co., Ltd.                          16,900    540,087
    Exedy Corp.                                                    5,600    166,322
    Ezaki Glico Co., Ltd.                                          2,000     22,220
    FamilyMart Co., Ltd.                                          10,800    483,804
    FANUC Corp.                                                   35,700  5,726,552
#   Fast Retailing Co., Ltd.                                      10,100  3,399,779
    FP Corp.                                                       1,700    131,359
    Fuji Electric Co., Ltd.                                      123,000    551,399
    Fuji Heavy Industries, Ltd.                                  111,386  3,045,463

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Fuji Media Holdings, Inc.                                      9,200 $  183,405
    FUJIFILM Holdings Corp.                                       96,300  2,355,859
*   Fujitsu, Ltd.                                                385,440  1,655,929
    Fukuoka Financial Group, Inc.                                146,000    658,526
#   Fukuyama Transporting Co., Ltd.                               29,000    185,362
#   Furukawa Electric Co., Ltd.                                  127,000    294,358
    Glory, Ltd.                                                   14,900    369,474
#   Gree, Inc.                                                    15,400    132,448
    GS Yuasa Corp.                                                47,000    282,297
#*  GungHo Online Entertainment, Inc.                                590    372,317
    Gunma Bank, Ltd. (The)                                        90,000    520,755
#   H2O Retailing Corp.                                           33,000    280,419
    Hachijuni Bank, Ltd. (The)                                   103,000    636,292
    Hakuhodo DY Holdings, Inc.                                    47,200    365,053
    Hamamatsu Photonics KK                                        16,700    624,904
    Hankyu Hanshin Holdings, Inc.                                260,000  1,458,299
*   Haseko Corp.                                                  44,300    328,357
    Heiwa Corp.                                                    6,700    112,334
    Higo Bank, Ltd. (The)                                          2,000     11,385
    Hikari Tsushin, Inc.                                           3,800    281,563
    Hino Motors, Ltd.                                             52,000    734,737
    Hiroshima Bank, Ltd. (The)                                   132,000    561,781
    Hisamitsu Pharmaceutical Co., Inc.                            11,500    622,273
    Hitachi Capital Corp.                                         12,600    338,880
    Hitachi Chemical Co., Ltd.                                    25,900    397,352
    Hitachi Construction Machinery Co., Ltd.                      21,700    459,574
    Hitachi High-Technologies Corp.                               10,665    245,294
#   Hitachi Metals, Ltd.                                          39,000    525,158
    Hitachi Transport System, Ltd.                                 8,415    133,437
    Hitachi, Ltd.                                                588,000  4,113,120
#   Hitachi, Ltd. ADR                                             34,892  2,432,670
#*  Hokkaido Electric Power Co., Inc.                             31,500    405,787
    Hokuhoku Financial Group, Inc.                               250,000    515,488
    Hokuriku Electric Power Co.                                   25,800    367,479
    Honda Motor Co., Ltd.                                        187,277  7,478,510
#   Honda Motor Co., Ltd. Sponsored ADR                          132,783  5,306,009
    Horiba, Ltd.                                                   3,800    138,854
    Hoshizaki Electric Co., Ltd.                                   6,500    238,192
    House Foods Group, Inc.                                       16,300    258,186
    Hoya Corp.                                                    80,000  1,918,348
    Ibiden Co., Ltd.                                              34,800    603,274
#   Ichigo Group Holdings Co., Ltd.                                1,800      7,466
    Idemitsu Kosan Co., Ltd.                                       4,700    393,452
    IHI Corp.                                                    274,000  1,160,200
    Inpex Corp.                                                  160,800  1,857,557
    Isetan Mitsukoshi Holdings, Ltd.                              71,880  1,089,355
    Isuzu Motors, Ltd.                                           242,000  1,507,075
#   Ito En, Ltd.                                                  10,400    233,738
    ITOCHU Corp.                                                 307,500  3,697,424
#   Itochu Techno-Solutions Corp.                                  5,900    231,458
    Iyo Bank, Ltd. (The)                                          61,000    636,943
    Izumi Co., Ltd.                                               12,800    416,303

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   J Front Retailing Co., Ltd.                                   99,800 $  776,583
#   Japan Airport Terminal Co., Ltd.                               5,800    140,633
    Japan Exchange Group, Inc.                                    37,000    860,181
#   Japan Steel Works, Ltd. (The)                                 76,000    424,574
    Japan Tobacco, Inc.                                          205,100  7,421,273
    JFE Holdings, Inc.                                           106,400  2,418,970
    JGC Corp.                                                     36,000  1,377,496
    Joyo Bank, Ltd. (The)                                        147,000    763,539
    JSR Corp.                                                     36,100    687,633
    JTEKT Corp.                                                   49,960    641,400
    JX Holdings, Inc.                                            442,170  2,186,383
    K's Holdings Corp.                                            10,139    297,710
#   Kagome Co., Ltd.                                              17,600    305,407
    Kagoshima Bank, Ltd. (The)                                    13,000     87,507
    Kajima Corp.                                                 173,000    734,264
    Kakaku.com, Inc.                                              19,200    371,354
    Kaken Pharmaceutical Co., Ltd.                                13,000    203,017
    Kamigumi Co., Ltd.                                            67,000    582,790
#   Kaneka Corp.                                                  74,000    469,570
*   Kansai Electric Power Co., Inc. (The)                        113,400  1,435,306
#   Kansai Paint Co., Ltd.                                        40,000    537,475
    Kao Corp.                                                     94,500  3,147,187
    Kawasaki Heavy Industries, Ltd.                              286,000  1,117,551
    Kawasaki Kisen Kaisha, Ltd.                                  288,000    660,219
    KDDI Corp.                                                    99,000  5,361,493
    Keihan Electric Railway Co., Ltd.                            111,000    456,619
    Keikyu Corp.                                                  80,000    753,046
    Keio Corp.                                                    97,000    672,058
    Keisei Electric Railway Co., Ltd.                             50,000    516,356
    Keiyo Bank, Ltd. (The)                                        43,000    218,987
    Kewpie Corp.                                                  16,300    245,249
    Keyence Corp.                                                  8,651  3,707,724
#   Kikkoman Corp.                                                32,000    583,218
    Kinden Corp.                                                  35,000    384,397
#   Kintetsu Corp.                                               291,280  1,071,957
    Kirin Holdings Co., Ltd.                                     171,000  2,499,248
    Kobayashi Pharmaceutical Co., Ltd.                             5,300    296,752
*   Kobe Steel, Ltd.                                             573,000  1,012,130
    Koito Manufacturing Co., Ltd.                                 20,000    364,074
#   Komatsu, Ltd.                                                170,800  3,747,414
    Komeri Co., Ltd.                                               5,000    122,105
#   Konami Corp.                                                  20,500    495,432
    Konami Corp. ADR                                               3,500     84,665
    Konica Minolta, Inc.                                         106,000    877,780
#   Kose Corp.                                                     3,690    107,840
    Kubota Corp.                                                 168,000  2,487,512
    Kubota Corp. Sponsored ADR                                     8,151    603,092
    Kuraray Co., Ltd.                                             71,200    835,983
#   Kurita Water Industries, Ltd.                                 27,000    589,248
    KYB Co., Ltd.                                                 14,000     81,065
    Kyocera Corp.                                                 42,800  2,222,627
#   Kyocera Corp. Sponsored ADR                                   21,658  1,146,791

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    KYORIN Holdings, Inc.                                            5,400 $  115,118
    Kyowa Hakko Kirin Co., Ltd.                                     53,000    585,383
*   Kyushu Electric Power Co., Inc.                                 61,800    870,133
    Lawson, Inc.                                                    13,200  1,058,559
    Lintec Corp.                                                     7,200    149,332
#   Lion Corp.                                                      47,000    282,073
#   LIXIL Group Corp.                                               50,140  1,176,920
    M3, Inc.                                                            78    213,609
    Maeda Road Construction Co., Ltd.                                9,000    160,029
    Makita Corp.                                                    20,200  1,021,501
    Makita Corp. Sponsored ADR                                       1,630     82,967
    Marubeni Corp.                                                 332,000  2,599,376
    Marui Group Co., Ltd.                                           58,400    559,044
#   Matsui Securities Co., Ltd.                                     17,000    182,023
    Matsumotokiyoshi Holdings Co., Ltd.                              3,400    114,724
*   Mazda Motor Corp.                                              491,000  2,210,239
#   McDonald's Holdings Co. Japan, Ltd.                             12,400    342,631
    Medipal Holdings Corp.                                          26,100    351,930
#   MEIJI Holdings Co., Ltd.                                        12,256    685,130
    Minebea Co., Ltd.                                               45,000    249,118
    Miraca Holdings, Inc.                                           11,300    509,155
#   MISUMI Group, Inc.                                              17,100    500,591
#   Mitsubishi Chemical Holdings Corp.                             292,490  1,369,218
    Mitsubishi Corp.                                               290,000  5,867,006
    Mitsubishi Electric Corp.                                      361,000  3,968,097
    Mitsubishi Estate Co., Ltd.                                    234,000  6,687,628
    Mitsubishi Gas Chemical Co., Inc.                               69,000    563,910
#   Mitsubishi Heavy Industries, Ltd.                              578,000  3,673,345
    Mitsubishi Logistics Corp.                                      26,000    361,320
    Mitsubishi Materials Corp.                                     203,000    794,220
#*  Mitsubishi Motors Corp.                                         66,499    747,259
    Mitsubishi Shokuhin Co., Ltd.                                    1,100     30,808
    Mitsubishi Tanabe Pharma Corp.                                  40,400    569,790
#   Mitsubishi UFJ Financial Group, Inc.                         1,164,572  7,416,301
#   Mitsubishi UFJ Financial Group, Inc. ADR                     1,455,897  9,317,741
    Mitsui & Co., Ltd.                                             304,300  4,347,206
    Mitsui & Co., Ltd. Sponsored ADR                                 2,559    731,874
    Mitsui Chemicals, Inc.                                         185,000    491,787
    Mitsui Engineering & Shipbuilding Co., Ltd.                    114,000    223,779
    Mitsui Fudosan Co., Ltd.                                       157,000  5,200,766
    Mitsui Mining & Smelting Co., Ltd.                             148,000    377,281
    Mitsui OSK Lines, Ltd.                                         235,000    994,715
    Mizuho Financial Group, Inc.                                 4,069,005  8,541,094
#   Mizuho Financial Group, Inc. ADR                               312,894  1,314,155
    Mochida Pharmaceutical Co., Ltd.                                 1,600    101,270
    MS&AD Insurance Group Holdings                                  98,095  2,536,477
#   Murata Manufacturing Co., Ltd.                                  36,200  2,905,768
#   Nabtesco Corp.                                                  15,000    366,113
    Nagase & Co., Ltd.                                              27,100    337,576
#   Nagoya Railroad Co., Ltd.                                      121,000    351,296
    Namco Bandai Holdings, Inc.                                     28,900    544,776
    Nankai Electric Railway Co., Ltd.                               66,000    246,548

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Nanto Bank, Ltd. (The)                                          41,000 $  162,336
    NEC Corp.                                                      505,546  1,135,549
#   NET One Systems Co., Ltd.                                        8,800     61,388
    Nexon Co., Ltd.                                                  9,800    114,538
#   NGK Insulators, Ltd.                                            55,000    925,099
#   NGK Spark Plug Co., Ltd.                                        28,000    639,466
    NHK Spring Co., Ltd.                                            23,000    240,758
    Nichirei Corp.                                                  34,000    175,497
#   Nidec Corp.                                                     11,600  1,130,445
#   Nidec Corp. ADR                                                 26,554    647,387
    Nifco, Inc.                                                      2,700     71,952
    Nihon Kohden Corp.                                               3,800    156,509
    Nikon Corp.                                                     65,300  1,207,152
    Nintendo Co., Ltd.                                              17,600  1,979,184
    Nippo Corp.                                                     15,000    281,414
#   Nippon Electric Glass Co., Ltd.                                 71,500    367,777
#   Nippon Express Co., Ltd.                                       174,000    873,749
    Nippon Kayaku Co., Ltd.                                         33,000    462,658
    Nippon Meat Packers, Inc.                                       32,000    468,521
    Nippon Paint Co., Ltd.                                          28,000    470,951
#   Nippon Paper Industries Co., Ltd.                               23,100    368,075
    Nippon Shokubai Co., Ltd.                                       38,000    466,165
    Nippon Steel & Sumitomo Metal Corp.                          1,455,420  4,803,690
    Nippon Telegraph & Telephone Corp.                              60,400  3,139,612
    Nippon Telegraph & Telephone Corp. ADR                          12,525    326,902
    Nippon Television Holdings, Inc.                                12,900    236,310
#   Nippon Yusen KK                                                313,000    956,370
#   Nipro Corp.                                                     26,900    246,510
    Nishi-Nippon City Bank, Ltd. (The)                             132,000    356,632
#   Nishi-Nippon Railroad Co., Ltd.                                 41,000    157,067
#   Nissan Chemical Industries, Ltd.                                15,000    235,814
    Nissan Motor Co., Ltd.                                         488,100  4,901,138
    Nissan Shatai Co., Ltd.                                         17,000    293,098
#   Nisshin Seifun Group, Inc.                                      44,000    477,023
    Nisshin Steel Holdings Co., Ltd.                                11,700    156,007
    Nisshinbo Holdings, Inc.                                        29,000    256,136
    Nissin Foods Holdings Co., Ltd.                                 10,000    428,039
    Nitori Holdings Co., Ltd.                                        5,350    501,861
#   Nitto Denko Corp.                                               27,900  1,463,102
    NKSJ Holdings, Inc.                                             71,150  1,841,730
    NOK Corp.                                                       17,880    276,394
#   Nomura Holdings, Inc.                                          353,600  2,612,055
    Nomura Holdings, Inc. ADR                                      348,997  2,568,618
    Nomura Real Estate Holdings, Inc.                               19,600    495,908
#   Nomura Research Institute, Ltd.                                 19,400    651,108
#   NSK, Ltd.                                                       89,000    950,727
*   NTN Corp.                                                       93,000    447,037
    NTT Data Corp.                                                  25,500    847,739
    NTT DOCOMO, Inc.                                               252,528  4,006,363
#   NTT DOCOMO, Inc. Sponsored ADR                                  51,866    823,113
    Obayashi Corp.                                                 121,000    775,261
    Obic Co., Ltd.                                                  14,300    449,058

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Odakyu Electric Railway Co., Ltd.                             84,000 $  810,666
    Oji Holdings Corp.                                           168,000    767,765
*   Olympus Corp.                                                 42,600  1,362,834
#   Omron Corp.                                                   34,900  1,331,826
    Onward Holdings Co., Ltd.                                     18,000    148,982
    Oracle Corp. Japan                                             7,100    280,334
    Oriental Land Co., Ltd.                                        8,900  1,425,131
    Osaka Gas Co., Ltd.                                          256,000  1,078,291
#   OSAKA Titanium Technologies Co.                                2,500     54,560
    OSG Corp.                                                      9,900    160,149
    Otsuka Corp.                                                   2,900    376,139
#   Pacific Metals Co., Ltd.                                      19,000     69,625
    Panasonic Corp.                                              313,989  3,218,186
    Panasonic Corp. Sponsored ADR                                108,991  1,135,686
#   Park24 Co., Ltd.                                              18,900    369,014
#   Pigeon Corp.                                                   6,000    309,559
#*  Pioneer Corp.                                                 43,200     79,523
    Pola Orbis Holdings, Inc.                                      5,200    176,185
#   Rakuten, Inc.                                                143,300  1,867,147
    Rengo Co., Ltd.                                               44,000    235,332
    Resona Holdings, Inc.                                        363,200  1,889,268
    Resorttrust, Inc.                                              1,400     53,330
    Ricoh Co., Ltd.                                              142,000  1,499,634
#   Rinnai Corp.                                                   5,500    425,700
    Rohm Co., Ltd.                                                17,900    734,753
    Rohto Pharmaceutical Co., Ltd.                                11,000    159,635
    Ryohin Keikaku Co., Ltd.                                       3,400    339,169
    Sankyo Co., Ltd.                                              10,000    475,589
    Sankyu, Inc.                                                   7,000     25,056
#   Sanrio Co., Ltd.                                               5,500    302,235
    Santen Pharmaceutical Co., Ltd.                               10,100    512,734
    Sapporo Holdings, Ltd.                                        31,000    137,848
#   Sawai Pharmaceutical Co., Ltd.                                 4,400    321,654
    SBI Holdings, Inc.                                            52,950    640,792
    SCSK Corp.                                                     7,500    190,126
#   Secom Co., Ltd.                                               39,000  2,349,454
    Sega Sammy Holdings, Inc.                                     31,748    813,877
    Seiko Epson Corp.                                             26,700    435,839
    Seino Holdings Co., Ltd.                                      35,000    345,669
    Sekisui Chemical Co., Ltd.                                    77,000    894,624
#   Sekisui House, Ltd.                                          124,560  1,787,915
    Senshu Ikeda Holdings, Inc.                                   34,820    171,518
    Seven & I Holdings Co., Ltd.                                 139,676  5,169,218
#*  Sharp Corp.                                                  191,000    564,997
    Shiga Bank, Ltd. (The)                                        47,000    256,872
*   Shikoku Electric Power Co., Inc.                              24,200    431,950
    Shimadzu Corp.                                                55,000    538,581
    Shimamura Co., Ltd.                                            3,600    404,709
    Shimano, Inc.                                                 12,800  1,120,308
    Shimizu Corp.                                                118,000    605,154
    Shin-Etsu Chemical Co., Ltd.                                  80,800  4,568,597
    Shinsei Bank, Ltd.                                           392,000    917,792

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Shionogi & Co., Ltd.                                          51,800 $ 1,146,258
    Shiseido Co., Ltd.                                            58,400     999,048
    Shizuoka Bank, Ltd. (The)                                    130,000   1,462,680
#   Showa Denko KK                                               283,000     383,733
    Showa Shell Sekiyu KK                                         30,000     322,526
    SKY Perfect JSAT Holdings, Inc.                               29,300     169,190
    SMC Corp.                                                      9,900   2,304,900
#   Softbank Corp.                                               179,200  13,382,451
    Sohgo Security Services Co., Ltd.                             10,300     208,215
    Sojitz Corp.                                                 317,800     617,101
#   Sony Corp.                                                   134,200   2,341,077
    Sony Corp. Sponsored ADR                                      74,848   1,291,128
    Sony Financial Holdings, Inc.                                 29,400     548,974
    Sotetsu Holdings, Inc.                                        73,000     271,534
    Square Enix Holdings Co., Ltd.                                 9,700     156,332
#   Stanley Electric Co., Ltd.                                    25,000     581,525
    Start Today Co., Ltd.                                         10,500     292,741
    Sugi Holdings Co., Ltd.                                        7,100     296,954
    Sumco Corp.                                                   16,700     151,749
    Sumitomo Bakelite Co., Ltd.                                   33,000     118,993
#   Sumitomo Chemical Co., Ltd.                                  275,000   1,007,155
    Sumitomo Corp.                                               235,900   3,069,837
#   Sumitomo Electric Industries, Ltd.                           152,400   2,283,613
    Sumitomo Forestry Co., Ltd.                                   21,600     251,293
    Sumitomo Heavy Industries, Ltd.                              115,000     508,983
#   Sumitomo Metal Mining Co., Ltd.                              105,000   1,454,312
    Sumitomo Mitsui Financial Group, Inc.                        261,540  12,641,764
#   Sumitomo Mitsui Trust Holdings, Inc.                         684,210   3,379,372
#   Sumitomo Osaka Cement Co., Ltd.                               51,000     205,774
    Sumitomo Realty & Development Co., Ltd.                       64,000   3,028,252
    Sumitomo Rubber Industries, Ltd.                              27,600     384,233
    Sundrug Co., Ltd.                                              3,600     179,457
    Suruga Bank, Ltd.                                             32,000     507,626
    Suzuken Co. Ltd/Aichi Japan                                   13,980     504,814
    Suzuki Motor Corp.                                            65,300   1,641,993
#   Sysmex Corp.                                                  10,900     722,051
    T&D Holdings, Inc.                                           119,700   1,437,086
    Tadano, Ltd.                                                  14,000     192,518
#   Taiheiyo Cement Corp.                                        205,000     869,449
    Taisei Corp.                                                 183,000     938,841
    Taiyo Nippon Sanso Corp.                                      50,000     342,868
#   Taiyo Yuden Co., Ltd.                                          6,500      83,316
    Takara Holdings, Inc.                                         23,000     210,917
    Takashimaya Co., Ltd.                                         60,000     572,463
    Takata Corp.                                                   6,800     171,508
    Takeda Pharmaceutical Co., Ltd.                              148,000   7,052,872
    TDK Corp.                                                     24,000   1,020,003
    TDK Corp. Sponsored ADR                                        1,900      80,560
#   Teijin, Ltd.                                                 175,000     392,958
    Terumo Corp.                                                  26,800   1,297,942
#   THK Co., Ltd.                                                 20,000     436,567
    Tobu Railway Co., Ltd.                                       131,000     679,086

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Toho Co., Ltd.                                                18,200 $   389,987
    Toho Gas Co., Ltd.                                            63,000     328,511
    Toho Holdings Co., Ltd.                                        7,100     137,459
*   Tohoku Electric Power Co., Inc.                               58,700     710,516
    Tokai Rika Co., Ltd.                                           9,200     195,087
    Tokai Tokyo Financial Holdings, Inc.                          42,100     353,131
    Tokio Marine Holdings, Inc.                                  138,400   4,537,368
#   Tokio Marine Holdings, Inc. ADR                                4,182     137,379
    Tokyo Broadcasting System Holdings, Inc.                       8,300     109,363
*   Tokyo Electric Power Co., Inc.                               194,600   1,038,560
    Tokyo Electron, Ltd.                                          32,800   1,799,822
    Tokyo Gas Co., Ltd.                                          376,000   2,040,184
    Tokyo Tatemono Co., Ltd.                                      88,039     826,510
#   Tokyu Corp.                                                  165,000   1,123,661
*   Tokyu Fudosan Holdings Corp.                                  80,000     785,925
    TonenGeneral Sekiyu KK                                        42,000     390,157
#   Toppan Printing Co., Ltd.                                    113,000     892,514
#   Toray Industries, Inc.                                       278,000   1,737,149
    Toshiba Corp.                                                739,000   3,140,946
    Toshiba TEC Corp.                                             25,000     153,981
    Tosoh Corp.                                                   94,000     359,707
#   TOTO, Ltd.                                                    46,000     650,543
    Toyo Seikan Group Holdings, Ltd.                              34,700     721,168
    Toyo Suisan Kaisha, Ltd.                                      16,000     508,848
    Toyobo Co., Ltd.                                             192,000     368,955
    Toyoda Gosei Co., Ltd.                                        14,300     357,565
#   Toyota Boshoku Corp.                                           9,300     124,565
    Toyota Motor Corp.                                           324,100  21,014,052
#   Toyota Motor Corp. Sponsored ADR                              94,713  12,257,756
    Toyota Tsusho Corp.                                           37,581   1,043,887
    Trend Micro, Inc.                                             19,100     710,409
*   Trend Micro, Inc. Sponsored ADR                                  777      28,982
    TS Tech Co., Ltd.                                              8,200     307,216
#   Tsumura & Co.                                                  9,000     282,869
    Tsuruha Holdings, Inc.                                         2,200     199,735
    Ube Industries, Ltd.                                         181,000     374,651
    Unicharm Corp.                                                19,000   1,220,349
    United Arrows, Ltd.                                              800      34,469
    UNY Group Holdings Co., Ltd.                                  44,100     278,284
    Ushio, Inc.                                                   17,100     215,988
#   USS Co., Ltd.                                                 43,100     631,177
    Wacoal Holdings Corp.                                         27,000     289,927
#   West Japan Railway Co.                                        23,200   1,040,287
    Yahoo Japan Corp.                                            266,800   1,244,813
#   Yakult Honsha Co., Ltd.                                       17,200     873,649
#   Yamada Denki Co., Ltd.                                       236,800     664,221
    Yamaguchi Financial Group, Inc.                               48,000     452,334
    Yamaha Corp.                                                  30,200     450,900
    Yamaha Motor Co., Ltd.                                        50,100     767,457
    Yamato Holdings Co., Ltd.                                     60,900   1,309,708
#   Yamato Kogyo Co., Ltd.                                         7,600     281,688
    Yamazaki Baking Co., Ltd.                                     24,000     244,344

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
JAPAN -- (Continued)
#   Yaskawa Electric Corp.                                        34,000 $    440,326
#   Yokogawa Electric Corp.                                       36,100      471,784
    Yokohama Rubber Co., Ltd. (The)                               35,000      342,355
#   Zensho Holdings Co., Ltd.                                      6,000       68,475
    Zeon Corp.                                                    27,000      321,763
                                                                         ------------
TOTAL JAPAN                                                               527,236,934
                                                                         ------------
NETHERLANDS -- (2.1%)
    Aegon NV                                                     337,479    2,685,277
    Akzo Nobel NV                                                 45,305    3,288,888
#   Akzo Nobel NV Sponsored ADR                                    5,988      146,646
#   ArcelorMittal(B295F26)                                        42,802      674,560
    ArcelorMittal(B03XPL1)                                       153,265    2,414,019
    ASML Holding NV(B929F46)                                      49,663    4,702,449
    ASML Holding NV(B908F01)                                      12,240    1,158,394
    Delta Lloyd NV                                                21,049      446,273
    Fugro NV                                                      12,954      809,888
    Gemalto NV                                                    14,531    1,630,953
    Heineken NV                                                   39,119    2,695,579
*   ING Groep NV                                                 324,556    4,124,363
#*  ING Groep NV Sponsored ADR                                   345,739    4,397,800
    Koninklijke Ahold NV                                         180,203    3,425,035
    Koninklijke Ahold NV Sponsored ADR                             8,320      158,330
    Koninklijke Boskalis Westminster NV                           12,546      602,992
    Koninklijke DSM NV                                            30,458    2,302,398
*   Koninklijke KPN NV                                           491,076    1,563,510
    Koninklijke Philips NV(5986622)                              173,954    6,147,656
    Koninklijke Philips NV(500472303)                              5,913      209,379
    Koninklijke Vopak NV                                          11,198      688,714
    Randstad Holding NV                                           26,352    1,622,983
    Reed Elsevier NV                                              78,428    1,576,762
#   Reed Elsevier NV Sponsored ADR                                22,835      919,109
#*  Royal Imtech NV                                               10,738       31,598
*   SBM Offshore NV                                               31,251      654,099
    TNT Express NV                                                56,732      523,040
    Unilever NV(B12T3J1)                                         242,733    9,623,254
    Unilever NV(904784709)                                        37,280    1,480,762
    Wolters Kluwer NV                                             57,297    1,552,223
    Ziggo NV                                                      28,044    1,202,223
                                                                         ------------
TOTAL NETHERLANDS                                                          63,459,156
                                                                         ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                         202,570      573,442
    Chorus, Ltd.                                                  57,576      126,012
    Contact Energy, Ltd.                                          65,243      282,921
    Fletcher Building, Ltd.                                      112,971      932,300
#   Ryman Healthcare, Ltd.                                        18,227      113,622
    Sky Network Television, Ltd.                                  23,000      117,790
    SKYCITY Entertainment Group, Ltd.                             28,225       90,647
    Telecom Corp. of New Zealand, Ltd.                           261,726      507,866

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
NEW ZEALAND -- (Continued)
    TrustPower, Ltd.                                               8,019 $    45,704
                                                                         -----------
TOTAL NEW ZEALAND                                                          2,790,304
                                                                         -----------
NORWAY -- (0.9%)
    Aker ASA Class A                                               4,790     150,905
    Aker Solutions ASA                                            24,377     336,783
*   Algeta ASA                                                       364      14,424
*   Archer, Ltd.                                                  31,266      28,420
    Cermaq ASA                                                     3,001      53,184
#*  Det Norske Oljeselskap ASA                                     9,362     133,221
    DNB ASA                                                      197,972   3,509,352
*   DNO International ASA                                         83,791     236,789
    Fred Olsen Energy ASA                                          7,661     321,943
    Gjensidige Forsikring ASA                                     34,121     636,877
    Golar LNG, Ltd.                                                6,906     263,918
#   Kongsberg Gruppen A.S.                                         6,143     128,027
    Marine Harvest ASA                                           602,481     706,340
#   Norsk Hydro ASA                                              207,267     924,985
    Norsk Hydro ASA Sponsored ADR                                 11,200      49,728
    Orkla ASA                                                    149,735   1,213,778
    Petroleum Geo-Services ASA                                    38,970     472,631
    Prosafe SE                                                    36,219     310,431
    Schibsted ASA                                                 13,493     824,588
    Seadrill, Ltd.(B09RMQ1)                                       53,292   2,464,980
    Seadrill, Ltd.(G7945E105)                                     19,180     894,172
    SpareBank 1 SR Bank ASA                                        1,793      16,114
    Statoil ASA                                                  178,091   4,213,847
    Statoil ASA Sponsored ADR                                     38,709     914,694
    Stolt-Nielsen, Ltd.                                              900      25,482
*   Storebrand ASA                                               101,739     657,894
    Subsea 7 SA                                                   60,220   1,273,518
    Telenor ASA                                                  127,524   3,064,098
    TGS Nopec Geophysical Co. ASA                                 16,183     445,091
    Veripos, Inc.                                                  5,513      27,147
#   Yara International ASA                                        38,653   1,664,681
                                                                         -----------
TOTAL NORWAY                                                              25,978,042
                                                                         -----------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA                                      513,592     674,847
    Cimpor Cimentos de Portugal SGPS SA                           10,550      38,609
    EDP - Energias de Portugal SA                                355,905   1,310,093
*   EDP Renovaveis SA                                             35,708     196,309
    Galp Energia SGPS SA                                          42,884     726,172
    Jeronimo Martins SGPS SA                                      35,510     653,971
#   Portugal Telecom SGPS SA                                     103,660     467,248
#   Portugal Telecom SGPS SA Sponsored ADR                        20,300      91,147
                                                                         -----------
TOTAL PORTUGAL                                                             4,158,396
                                                                         -----------
SINGAPORE -- (1.2%)
    Biosensors International Group, Ltd.                         152,000     114,930
    CapitaLand, Ltd.                                             541,750   1,357,350

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SINGAPORE -- (Continued)
    City Developments, Ltd.                                        108,000 $   893,943
    ComfortDelGro Corp., Ltd.                                      270,000     416,927
    Cosco Corp. Singapore, Ltd.                                    132,000      83,212
    DBS Group Holdings, Ltd.                                       358,204   4,829,116
    First Resources, Ltd.                                           19,000      29,809
    Genting Singapore P.L.C.                                     1,160,000   1,419,261
    Golden Agri-Resources, Ltd.                                  1,571,000     758,576
    Great Eastern Holdings, Ltd.                                     6,000      87,427
    GuocoLand, Ltd.                                                 58,000     105,012
    Hongkong Land Holdings, Ltd.                                   189,000   1,162,381
    Hutchison Port Holdings Trust                                   68,000      49,626
    Indofood Agri Resources, Ltd.                                   84,000      61,490
    Jardine Cycle & Carriage, Ltd.                                  19,339     569,936
    Keppel Corp., Ltd.                                             255,600   2,230,445
    Keppel Land, Ltd.                                              141,000     420,357
    M1, Ltd.                                                        88,000     241,150
#*  Neptune Orient Lines, Ltd.                                     153,000     130,321
    Noble Group, Ltd.                                              860,000     710,547
#   Olam International, Ltd.                                       372,054     460,288
#   OUE, Ltd.                                                       44,000      85,648
    Oversea-Chinese Banking Corp., Ltd.                            477,380   3,993,516
    SATS, Ltd.                                                     150,736     412,396
    SembCorp Industries, Ltd.                                      162,320     693,986
#   SembCorp Marine, Ltd.                                          165,000     596,903
    SIA Engineering Co., Ltd.                                       32,000     130,000
    Singapore Airlines, Ltd.                                       103,400     867,359
    Singapore Exchange, Ltd.                                       166,000     979,340
    Singapore Land, Ltd.                                             4,000      27,924
    Singapore Post, Ltd.                                           115,000     121,230
#   Singapore Press Holdings, Ltd.                                 259,000     885,958
    Singapore Technologies Engineering, Ltd.                       282,000     956,206
    Singapore Telecommunications, Ltd.                           1,433,650   4,353,679
#   SMRT Corp., Ltd.                                                59,000      61,705
    StarHub, Ltd.                                                  110,000     393,335
    Super Group, Ltd.                                               11,000      37,193
    United Industrial Corp., Ltd.                                   96,000     237,082
    United Overseas Bank, Ltd.                                     247,941   4,152,170
    UOL Group, Ltd.                                                 86,000     455,186
    Venture Corp., Ltd.                                             48,000     300,595
    Wilmar International, Ltd.                                     382,000   1,062,548
                                                                           -----------
TOTAL SINGAPORE                                                             36,936,063
                                                                           -----------
SPAIN -- (2.8%)
    Abertis Infraestructuras SA                                     71,371   1,529,132
#   Acciona SA                                                       7,527     477,154
#   Acerinox SA                                                     23,737     312,895
    ACS Actividades de Construccion y Servicios SA                  26,945     883,934
    Amadeus IT Holding SA Class A                                   65,863   2,443,668
    Banco Bilbao Vizcaya Argentaria SA                             587,605   6,867,285
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR               530,509   6,196,345
#   Banco de Sabadell SA                                           713,690   1,828,691
*   Banco Popular Espanol SA                                       304,287   1,726,029

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SPAIN -- (Continued)
    Banco Santander SA                                           1,225,631 $10,865,540
#   Banco Santander SA Sponsored ADR                               937,981   8,357,412
    Bankinter SA                                                    60,187     366,967
    CaixaBank                                                      244,386   1,266,690
    Distribuidora Internacional de Alimentacion SA                  95,502     870,689
    Ebro Foods SA                                                   16,941     382,157
    Enagas SA                                                       33,110     884,039
    Ferrovial SA                                                    73,461   1,400,295
*   Fomento de Construcciones y Contratas SA                         7,734     177,953
    Gas Natural SDG SA                                              66,529   1,569,163
    Grifols SA                                                      26,263   1,076,427
    Iberdrola SA                                                   949,689   5,961,051
#   Inditex SA                                                      39,499   6,487,271
#   Indra Sistemas SA                                               13,729     226,402
    Mapfre SA                                                      126,017     506,045
*   Mediaset Espana Comunicacion SA                                 31,341     382,494
    Obrascon Huarte Lain SA                                          5,256     220,145
    Prosegur Cia de Seguridad SA                                    26,700     158,415
    Red Electrica Corp. SA                                          22,297   1,388,315
    Repsol SA                                                       86,813   2,327,519
    Repsol SA Sponsored ADR                                         81,084   2,168,186
*   Sacyr SA                                                        32,707     176,024
*   Telefonica SA                                                  380,313   6,693,245
#*  Telefonica SA Sponsored ADR                                    370,982   6,481,056
#   Zardoya Otis SA                                                 30,859     536,837
                                                                           -----------
TOTAL SPAIN                                                                 83,195,470
                                                                           -----------
SWEDEN -- (2.6%)
    Alfa Laval AB                                                   60,909   1,389,382
    Assa Abloy AB Class B                                           62,643   3,108,166
    Atlas Copco AB Class A                                         120,500   3,338,706
#   Atlas Copco AB Class B                                          71,432   1,774,992
    Boliden AB                                                      65,722     933,450
    Electrolux AB Series B                                          46,322   1,142,530
#   Elekta AB Class B                                               68,768   1,015,644
    Getinge AB Class B                                              39,292   1,244,778
    Hennes & Mauritz AB Class B                                    179,201   7,743,604
    Hexagon AB Class B                                              49,033   1,470,245
    Husqvarna AB Class A                                            12,600      73,964
#   Husqvarna AB Class B                                            78,695     462,373
*   ICA Gruppen AB                                                  13,299     401,928
*   Lundin Petroleum AB                                             36,534     752,901
    Meda AB Class A                                                 49,832     559,189
    Millicom International Cellular SA                              11,079   1,022,110
    Nordea Bank AB                                                 568,871   7,276,718
#   Ratos AB Class B                                                34,998     302,870
    Sandvik AB                                                     181,247   2,449,017
    Scania AB Class B                                               60,716   1,216,949
    Securitas AB Class B                                            68,256     778,320
    Skandinaviska Enskilda Banken AB Class A                       312,056   3,774,336
    Skanska AB Class B                                              74,934   1,442,801
    SKF AB Class B                                                  71,134   1,882,157

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWEDEN -- (Continued)
#   SSAB AB Class A                                               34,790 $   228,867
    SSAB AB Class B                                               10,905      61,526
    Svenska Cellulosa AB Class A                                   5,862     165,664
    Svenska Cellulosa AB Class B                                 116,858   3,313,064
    Svenska Handelsbanken AB Class A                             102,204   4,622,335
    Swedbank AB Class A                                          184,185   4,793,658
    Swedish Match AB                                              35,652   1,175,548
    Tele2 AB Class B                                              79,737     961,103
    Telefonaktiebolaget LM Ericsson Class A                       14,581     164,648
    Telefonaktiebolaget LM Ericsson Class B                      542,927   6,494,066
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 44,578     534,490
    TeliaSonera AB                                               472,896   3,910,372
    Trelleborg AB Class B                                         54,944   1,036,774
    Volvo AB Class A                                              79,048   1,015,748
    Volvo AB Class B                                             268,370   3,444,504
    Volvo AB Sponsored ADR                                        14,500     186,180
                                                                         -----------
TOTAL SWEDEN                                                              77,665,677
                                                                         -----------
SWITZERLAND -- (7.5%)
    ABB, Ltd.                                                    252,914   6,443,629
    ABB, Ltd. Sponsored ADR                                      175,582   4,472,074
    Actelion, Ltd.                                                19,646   1,520,022
    Adecco SA                                                     30,064   2,217,031
#   Alpiq Holding AG                                                 365      48,207
    Aryzta AG                                                     21,192   1,580,974
    Baloise Holding AG                                            12,700   1,475,408
    Banque Cantonale Vaudoise                                        538     298,947
    Barry Callebaut AG                                               449     469,000
    Basler Kantonalbank                                            1,000      84,157
    Cie Financiere Richemont SA                                   97,651   9,984,783
    Clariant AG                                                   75,056   1,322,475
    Credit Suisse Group AG                                       232,335   7,227,464
    Credit Suisse Group AG Sponsored ADR                          71,274   2,218,760
    DKSH Holding AG                                                4,835     403,394
*   Dufry AG                                                       4,023     649,984
#   EMS-Chemie Holding AG                                          1,411     513,806
    Galenica AG                                                      890     786,588
    Geberit AG                                                     6,514   1,946,153
    Givaudan SA                                                    1,737   2,463,393
    Holcim, Ltd.                                                  50,033   3,721,426
    Julius Baer Group, Ltd.                                       54,473   2,672,213
    Kuehne + Nagel International AG                               10,272   1,297,671
    Lindt & Spruengli AG                                              22   1,105,715
    Lonza Group AG                                                 8,012     715,174
    Nestle SA                                                    605,460  43,704,470
    Novartis AG                                                  288,619  22,403,348
    Novartis AG ADR                                              164,130  12,728,282
    OC Oerlikon Corp. AG                                          29,010     405,565
    Partners Group Holding AG                                      3,063     793,999
    PSP Swiss Property AG                                          2,517     216,333
    Roche Holding AG(7108918)                                      4,421   1,214,763
    Roche Holding AG(7110388)                                    127,069  35,139,075

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SWITZERLAND -- (Continued)
    Schindler Holding AG                                             2,881 $    410,004
    SGS SA                                                           1,019    2,384,208
    Sika AG                                                            457    1,440,669
    Sonova Holding AG                                                9,165    1,192,744
    Sulzer AG                                                        6,198      969,616
    Swatch Group AG (The)(7184725)                                   6,041    3,858,335
    Swatch Group AG (The)(7184736)                                   7,914      880,530
    Swiss Life Holding AG                                            7,517    1,490,473
    Swiss Re AG                                                     77,996    6,846,692
    Swisscom AG                                                      4,607    2,349,826
    Syngenta AG                                                      9,508    3,837,582
    Syngenta AG ADR                                                 37,300    3,011,975
    UBS AG(H89231338)                                              124,245    2,405,383
    UBS AG(B18YFJ4)                                                640,816   12,394,061
    Zurich Insurance Group AG                                       32,332    8,934,082
                                                                           ------------
TOTAL SWITZERLAND                                                           224,650,463
                                                                           ------------
UNITED KINGDOM -- (18.0%)
    Aberdeen Asset Management P.L.C.                               204,528    1,451,501
    Admiral Group P.L.C.                                            30,710      628,763
    Aggreko P.L.C.                                                  48,957    1,262,416
    AMEC P.L.C.                                                     58,523    1,103,755
    Anglo American P.L.C.                                          293,396    6,975,951
    Antofagasta P.L.C.                                              67,507      922,616
    ARM Holdings P.L.C.                                            157,970    2,475,330
#   ARM Holdings P.L.C. Sponsored ADR                               31,636    1,492,903
    Ashmore Group P.L.C.                                            41,357      267,997
    Ashtead Group P.L.C.                                            84,983      893,014
    Associated British Foods P.L.C.                                 74,044    2,691,866
    AstraZeneca P.L.C.                                             135,231    7,159,146
#   AstraZeneca P.L.C. Sponsored ADR                               102,227    5,403,719
    Aviva P.L.C.                                                   615,686    4,419,954
    Aviva P.L.C. Sponsored ADR                                       5,348       77,225
    Babcock International Group P.L.C.                              75,422    1,542,305
    BAE Systems P.L.C.                                             623,512    4,548,202
    Balfour Beatty P.L.C.                                           42,765      195,575
    Barclays P.L.C.                                                937,372    3,943,954
#   Barclays P.L.C. Sponsored ADR                                  548,981    9,228,371
    Barratt Developments P.L.C.                                     31,296      167,827
    BG Group P.L.C.                                                604,431   12,330,190
#   BG Group P.L.C. Sponsored ADR                                   56,914    1,164,460
    BHP Billiton P.L.C.                                            127,971    3,948,989
    BHP Billiton P.L.C. ADR                                        116,931    7,207,627
    BP P.L.C.                                                      468,860    3,639,574
    BP P.L.C. Sponsored ADR                                        563,945   26,223,442
    British American Tobacco P.L.C.                                285,586   15,756,419
#   British American Tobacco P.L.C. Sponsored ADR                   33,301    3,679,427
    British Sky Broadcasting Group P.L.C.                          183,957    2,763,948
#   British Sky Broadcasting Group P.L.C. Sponsored ADR                647       39,156
    BT Group P.L.C.                                              1,111,435    6,724,881
    BT Group P.L.C. Sponsored ADR                                   35,602    2,158,549
    Bunzl P.L.C.                                                    61,814    1,363,555

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    Burberry Group P.L.C.                                           83,559 $ 2,053,338
*   Cairn Energy P.L.C.                                             99,844     452,409
    Capita P.L.C.                                                  120,049   1,897,753
    Carnival P.L.C.                                                 33,012   1,173,322
    Carnival P.L.C. ADR                                             14,200     505,520
    Centrica P.L.C.                                                919,203   5,198,765
    Cobham P.L.C.                                                  148,789     687,153
    Coca-Cola HBC AG                                                 8,073     232,184
    Coca-Cola HBC AG ADR                                            27,952     806,695
    Compass Group P.L.C.                                           338,906   4,873,873
    Croda International P.L.C.                                      24,141     943,374
    Diageo P.L.C.                                                  160,103   5,103,675
    Diageo P.L.C. Sponsored ADR                                     78,259   9,985,066
    easyJet P.L.C.                                                  29,636     620,789
*   Essar Energy P.L.C.                                             36,918      70,310
*   Eurasian Natural Resources Corp. P.L.C.                         52,797     190,231
*   Evraz P.L.C.                                                    51,040      96,464
    Experian P.L.C.                                                183,605   3,737,942
    Ferrexpo P.L.C.                                                  3,692      10,721
    Fresnillo P.L.C.                                                28,370     443,497
    G4S P.L.C.                                                     248,845   1,045,224
    GKN P.L.C.                                                     350,912   2,067,127
    GlaxoSmithKline P.L.C.                                         528,451  13,931,212
    GlaxoSmithKline P.L.C. Sponsored ADR                           204,043  10,738,783
    Glencore Xstrata P.L.C.                                      1,648,869   8,973,502
    Hargreaves Lansdown P.L.C.                                      36,360     692,668
    HSBC Holdings P.L.C.                                         1,638,724  17,962,609
    HSBC Holdings P.L.C. Sponsored ADR                             437,209  24,063,982
    ICAP P.L.C.                                                    101,460     626,514
    IMI P.L.C.                                                      57,408   1,396,676
    Imperial Tobacco Group P.L.C.                                  137,568   5,135,956
    Imperial Tobacco Group P.L.C. ADR                               19,700   1,477,303
    Informa P.L.C.                                                 111,055     994,878
    Inmarsat P.L.C.                                                 36,824     425,013
    InterContinental Hotels Group P.L.C.                            46,039   1,341,439
*   International Consolidated Airlines Group SA                   229,324   1,276,336
    Intertek Group P.L.C.                                           28,651   1,528,509
    Invensys P.L.C.                                                 32,612     261,699
    Investec P.L.C.                                                143,706   1,005,455
    ITV P.L.C.                                                     729,378   2,230,131
    J Sainsbury P.L.C.                                             250,137   1,582,248
    John Wood Group P.L.C.                                          72,050     938,120
    Johnson Matthey P.L.C.                                          39,778   1,914,263
#   Kazakhmys P.L.C.                                                39,377     165,671
    Kingfisher P.L.C.                                              529,673   3,204,226
    Legal & General Group P.L.C.                                 1,154,884   4,002,605
*   Lloyds Banking Group P.L.C.                                  6,055,390   7,489,285
#*  Lloyds Banking Group P.L.C. ADR                                792,292   3,985,229
    London Stock Exchange Group P.L.C.                              31,436     826,262
*   Lonmin P.L.C.                                                   41,655     215,155
    Man Group P.L.C.                                               323,056     459,780
    Marks & Spencer Group P.L.C.                                   311,348   2,510,758

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    Meggitt P.L.C.                                                 155,389 $ 1,426,498
    Melrose Industries P.L.C.                                      246,218   1,262,286
    Mondi P.L.C.                                                    85,925   1,534,271
    National Grid P.L.C.                                           298,564   3,751,976
#   National Grid P.L.C. Sponsored ADR                              61,190   3,850,686
    Next P.L.C.                                                     29,920   2,612,821
#   Old Mutual P.L.C.                                            1,111,603   3,622,756
    Pearson P.L.C.                                                 111,757   2,337,397
    Pearson P.L.C. Sponsored ADR                                    43,147     906,087
    Pennon Group P.L.C.                                             63,747     696,107
    Persimmon P.L.C.                                                71,301   1,443,573
    Petrofac, Ltd.                                                  47,799   1,121,053
    Prudential P.L.C.                                              357,167   7,304,333
    Prudential P.L.C. ADR                                           64,425   2,638,848
    Randgold Resources, Ltd.                                        14,107   1,046,201
    Reckitt Benckiser Group P.L.C.                                 119,067   9,258,539
    Reed Elsevier P.L.C.                                           119,988   1,680,831
#   Reed Elsevier P.L.C. Sponsored ADR                              21,155   1,188,488
    Resolution, Ltd.                                               341,747   1,956,762
    Rexam P.L.C.                                                   173,402   1,443,935
    Rio Tinto P.L.C.                                               150,148   7,597,512
#   Rio Tinto P.L.C. Sponsored ADR                                 106,931   5,421,402
    Rolls-Royce Holdings P.L.C.                                    355,289   6,545,486
*   Royal Bank of Scotland Group P.L.C.                            390,043   2,297,162
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR               25,196     296,809
    Royal Dutch Shell P.L.C. ADR(780259107)                        392,289  27,271,931
    Royal Dutch Shell P.L.C. ADR(780259206)                         28,200   1,879,812
    Royal Dutch Shell P.L.C. Class A(B09CBL4)                       44,342   1,477,070
    Royal Dutch Shell P.L.C. Class A(B03MLX2)                        5,962     198,563
    Royal Dutch Shell P.L.C. Class B                               201,142   6,963,537
    RSA Insurance Group P.L.C.                                     788,249   1,623,421
    SABMiller P.L.C.                                               177,232   9,241,009
    Sage Group P.L.C. (The)                                        238,173   1,284,875
    Schroders P.L.C.(0239581)                                        9,996     341,038
    Schroders P.L.C.(0240549)                                       23,137     954,918
    Serco Group P.L.C.                                              86,339     771,514
    Severn Trent P.L.C.                                             37,231   1,111,334
    Shire P.L.C.                                                    40,423   1,792,371
    Shire P.L.C. ADR                                                18,687   2,487,240
    Smith & Nephew P.L.C.                                          138,654   1,773,334
#   Smith & Nephew P.L.C. Sponsored ADR                              8,712     559,398
    Smiths Group P.L.C.                                             79,514   1,830,045
*   Sports Direct International P.L.C.                              32,594     366,294
    SSE P.L.C.                                                     185,068   4,198,296
    Standard Chartered P.L.C.                                      439,931  10,562,736
    Standard Life P.L.C.                                           469,495   2,648,747
    Tate & Lyle P.L.C.                                              98,727   1,252,937
    Taylor Wimpey P.L.C.                                           686,454   1,211,156
    Tesco P.L.C.                                                 1,584,008   9,239,736
    Travis Perkins P.L.C.                                           53,487   1,590,572
    TUI Travel P.L.C.                                               83,647     515,679
    Tullow Oil P.L.C.                                              145,530   2,199,717

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                     SHARES       VALUE++
                                                                   ----------- --------------
UNITED KINGDOM -- (Continued)
      Unilever P.L.C.                                                   86,045 $    3,489,215
#     Unilever P.L.C. Sponsored ADR                                    159,267      6,464,648
      United Utilities Group P.L.C.                                    104,240      1,178,945
#     United Utilities Group P.L.C. ADR                                  5,177        117,777
      Vedanta Resources P.L.C.                                          26,516        451,778
      Vodafone Group P.L.C.                                          3,370,096     12,343,843
      Vodafone Group P.L.C. Sponsored ADR                              614,634     22,630,824
      Weir Group P.L.C. (The)                                           45,862      1,656,454
      Whitbread P.L.C.                                                  34,831      1,915,394
      William Hill P.L.C.                                              177,809      1,141,616
      WM Morrison Supermarkets P.L.C.                                  507,052      2,287,831
      Wolseley P.L.C.                                                   49,914      2,686,927
#     Wolseley P.L.C. ADR                                               18,460         99,869
      WPP P.L.C.                                                       184,119      3,910,856
      WPP P.L.C. Sponsored ADR                                          14,574      1,552,714
                                                                               --------------
TOTAL UNITED KINGDOM                                                              537,922,096
                                                                               --------------
TOTAL COMMON STOCKS                                                             2,740,974,900
                                                                               --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Porsche Automobil Holding SE                                      19,267      1,799,085
                                                                               --------------
UNITED KINGDOM -- (0.0%)
      Rolls-Royce Holdings P.L.C.                                   30,554,854         48,992
                                                                               --------------
TOTAL PREFERRED STOCKS                                                              1,848,077
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*     Groupe Fnac Rights 05/16/15                                            3              9
                                                                               --------------
HONG KONG -- (0.0%)
*     New Hotel Rights 12/31/13                                          9,773             --
                                                                               --------------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 10/30/13                             1,225,631        264,592
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                 264,601
                                                                               --------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)       VALUE+
                                                                   ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@  DFA Short Term Investment Fund                                21,521,175    249,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $382,392 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $345,804) to be repurchased at
        $339,025                                                   $       339        339,024
                                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL                                               249,339,024
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,354,552,422)                            $2,992,426,602
                                                                               ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                  SHARES     VALUE++
                                                                 --------- -----------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (5.8%)
#   Acrux, Ltd.                                                     51,372 $   130,082
    Adelaide Brighton, Ltd.                                        647,812   2,357,823
#*  Aditya Birla Minerals, Ltd.                                    222,001      71,382
*   AED Oil, Ltd.                                                  237,059          --
    AGL Energy, Ltd.                                               155,277   2,293,847
    Ainsworth Game Technology, Ltd.                                 17,120      70,518
*   AJ Lucas Group, Ltd.                                            37,498      42,420
*   Alcyone Resources, Ltd.                                        103,559         293
*   Alkane Resources, Ltd.                                         157,833      57,919
#   ALS Ltd/Queensland                                             164,867   1,559,597
#   Altium, Ltd.                                                     4,383      10,468
*   Alumina, Ltd.                                                2,819,747   2,741,553
#*  Alumina, Ltd. Sponsored ADR                                    468,068   1,816,104
    Amalgamated Holdings, Ltd.                                     156,536   1,200,203
#   Amcom Telecommunications, Ltd.                                 205,960     403,213
    Amcor, Ltd.                                                    593,038   6,075,308
    Amcor, Ltd. Sponsored ADR                                       30,507   1,253,228
    AMP, Ltd.                                                    2,348,547  10,523,695
#   Ansell, Ltd.                                                   118,397   2,182,207
#*  Antares Energy, Ltd.                                           238,797     109,199
    AP Eagers, Ltd.                                                 56,377     250,746
#   APA Group                                                      526,186   3,014,827
#*  APN News & Media, Ltd.                                         645,579     283,473
#*  Aquarius Platinum, Ltd.                                        299,539     196,039
#*  Aquila Resources, Ltd.                                          96,590     206,049
    ARB Corp., Ltd.                                                 40,854     449,784
    Aristocrat Leisure, Ltd.                                       271,926   1,298,429
    Arrium, Ltd.                                                 2,662,441   3,478,663
    Asciano, Ltd.                                                1,102,620   6,055,421
*   ASG Group, Ltd.                                                144,688      55,488
    ASX, Ltd.                                                      149,361   5,188,150
*   Atlantic, Ltd.                                                  34,067       6,080
    Atlas Iron, Ltd.                                             1,491,768   1,453,791
    Aurizon Holdings, Ltd.                                         564,672   2,556,125
*   Aurora Oil & Gas, Ltd.                                         263,954     810,519
#   Ausdrill, Ltd.                                                 512,471     740,473
#   Ausenco, Ltd.                                                  172,182     267,752
*   Austal, Ltd.                                                   196,775     140,316
    Austbrokers Holdings, Ltd.                                      28,641     333,038
#   Austin Engineering, Ltd.                                        44,423     165,944
    Australia & New Zealand Banking Group, Ltd.                  1,021,663  32,693,574
#*  Australian Agricultural Co., Ltd.                              563,526     599,381
#   Australian Infrastructure Fund                                 602,974       3,980
    Australian Pharmaceutical Industries, Ltd.                     476,014     290,321
    Automotive Holdings Group, Ltd.                                352,414   1,209,771
*   AVJennings, Ltd.                                               200,265     115,486
*   AWE, Ltd.                                                      949,174   1,119,867
#   Bank of Queensland, Ltd.                                       545,083   6,217,999
    BC Iron, Ltd.                                                   83,250     387,393
    Beach Energy, Ltd.                                           2,407,063   3,251,215
    Bendigo and Adelaide Bank, Ltd.                                804,381   8,280,933

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
    BHP Billiton, Ltd.                                             122,318 $ 4,324,355
#   BHP Billiton, Ltd. Sponsored ADR                               195,277  13,804,131
#*  Billabong International, Ltd.                                  524,825     195,300
#*  Bionomics, Ltd.                                                 19,472      12,920
    Bisalloy Steel Group, Ltd.                                       8,498       7,403
#   Blackmores, Ltd.                                                 3,985      85,381
#*  Blackthorn Resources, Ltd.                                      59,877      14,076
*   BlueScope Steel, Ltd.                                        1,052,555   4,964,772
#   Boart Longyear, Ltd.                                           770,525     312,296
#*  Boom Logistics, Ltd.                                           320,214      56,059
#   Boral, Ltd.                                                  1,517,072   7,078,816
#   Bradken, Ltd.                                                  360,824   2,128,666
    Brambles, Ltd.                                                 253,236   2,223,091
    Breville Group, Ltd.                                            60,870     462,962
    Brickworks, Ltd.                                                42,787     577,807
    BT Investment Management, Ltd.                                  67,710     319,822
*   Buccaneer Energy, Ltd.                                         258,354      11,019
#   Cabcharge Australia, Ltd.                                      212,282     809,669
    Caltex Australia, Ltd.                                         159,035   2,778,838
#   Cardno, Ltd.                                                   228,192   1,527,276
*   Carnarvon Petroleum, Ltd.                                      856,412      59,848
    carsales.com, Ltd.                                              96,555     958,825
    Cash Converters International, Ltd.                            482,381     433,565
    Cedar Woods Properties, Ltd.                                     6,943      45,461
*   Centrebet International, Ltd. Claim Units                       22,005          --
*   Ceramic Fuel Cells, Ltd.                                       182,247       6,211
    Challenger, Ltd.                                               491,725   2,789,583
*   ChemGenex Pharmaceuticals, Ltd.                                  6,842          --
*   Citigold Corp., Ltd.                                           806,483      37,055
*   Clinuvel Pharmaceuticals, Ltd.                                  13,426      19,670
    Clough, Ltd.                                                   277,928     381,485
#*  Coal of Africa, Ltd.                                           400,214      51,833
#   Coca-Cola Amatil, Ltd.                                          94,211   1,148,077
#   Cochlear, Ltd.                                                  23,110   1,284,032
    Cockatoo Coal, Ltd.()                                        1,271,805      68,517
#*  Cockatoo Coal, Ltd.(B0PB4N8)                                   973,718      52,786
#   Codan, Ltd.                                                     44,929      74,402
*   Coffey International, Ltd.                                     136,278      31,512
    Commonwealth Bank of Australia                                 291,226  20,969,002
*   Compass Resources, Ltd.                                         18,720          --
    Computershare, Ltd.                                            103,208   1,047,395
    Coventry Group, Ltd.                                            13,156      35,702
    Credit Corp. Group, Ltd.                                        45,692     427,391
    Crowe Horwath Australasia, Ltd.                                240,888     142,576
    Crown, Ltd.                                                    246,785   3,934,322
#   CSG, Ltd.                                                       86,778      80,110
    CSL, Ltd.                                                       60,221   3,958,621
    CSR, Ltd.                                                      984,393   2,324,086
#*  Cudeco, Ltd.                                                   153,294     290,039
*   Cue Energy Resources, Ltd.                                     287,579      35,348
    Data#3, Ltd.                                                    39,367      43,170
#   David Jones, Ltd.                                            1,016,222   2,611,722

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
AUSTRALIA -- (Continued)
#   Decmil Group, Ltd.                                             232,257 $  555,184
*   Deep Yellow, Ltd.                                              403,728      7,584
*   Devine, Ltd.                                                   109,847    104,059
    Domino's Pizza Enterprises, Ltd.                                 5,986     88,297
    Downer EDI, Ltd.                                               875,959  4,069,699
#*  Drillsearch Energy, Ltd.                                       464,566    568,928
    DUET Group                                                     852,312  1,730,110
    DuluxGroup, Ltd.                                               220,411  1,073,339
#   DWS, Ltd.                                                       57,318     80,105
    Echo Entertainment Group, Ltd.                               1,373,810  3,448,022
#*  Elders, Ltd.                                                   974,226    105,651
    Emeco Holdings, Ltd.                                         1,092,630    355,508
*   Energy Resources of Australia, Ltd.                            240,348    290,890
*   Energy World Corp., Ltd.                                     1,142,002    469,401
    Envestra, Ltd.                                               1,112,896  1,182,651
    Equity Trustees, Ltd.                                            1,198     21,685
*   Eservglobal, Ltd.                                               76,359     38,283
    Euroz, Ltd.                                                     64,770     71,779
#   Evolution Mining, Ltd.                                         366,512    289,634
#   Fairfax Media, Ltd.                                          3,592,967  2,051,486
#   Fantastic Holdings, Ltd.                                           975      2,061
#*  FAR, Ltd.                                                    2,438,534     89,813
    Finbar Group, Ltd.                                               2,330      3,459
    FKP Property Group(6349699)                                    246,632    432,901
    FKP Property Group(BG49KV5)                                    153,951    272,098
#   Fleetwood Corp., Ltd.                                           83,044    264,748
    Flight Centre, Ltd.                                             50,197  2,464,337
*   Flinders Mines, Ltd.                                           416,313     15,701
#*  Focus Minerals, Ltd.                                         5,795,439     70,978
    Forge Group, Ltd.                                               76,644    318,852
    Fortescue Metals Group, Ltd.                                   397,547  1,949,726
    Funtastic, Ltd.                                                204,519     31,933
    G8 Education, Ltd.                                              43,940    128,649
#*  Geodynamics, Ltd.                                               62,596      5,341
    Goodman Fielder, Ltd.                                        3,476,238  2,498,447
    GrainCorp, Ltd. Class A                                        316,385  3,688,799
#   Grange Resources, Ltd.                                         460,396     93,536
#*  Gryphon Minerals, Ltd.                                         427,238     61,738
#   GUD Holdings, Ltd.                                             141,956    795,450
*   Gujarat NRE Coking Coal, Ltd.                                   46,225      3,032
#*  Gunns, Ltd.                                                  1,359,648         --
#   GWA Group, Ltd.                                                448,398  1,313,674
#   Harvey Norman Holdings, Ltd.                                 1,057,594  3,254,394
    HFA Holdings, Ltd.                                             133,879     94,162
*   Highlands Pacific, Ltd.                                        114,695      6,600
    Hills Holdings, Ltd.                                           255,144    440,829
#*  Horizon Oil, Ltd.                                            1,463,538    455,843
*   Icon Energy, Ltd.                                              357,233     50,620
    iiNET, Ltd.                                                    180,585  1,110,896
    Iluka Resources, Ltd.                                          259,069  2,514,636
#   Imdex, Ltd.                                                    336,336    228,775
    IMF Australia, Ltd.                                             74,143    128,794

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
    Incitec Pivot, Ltd.                                          2,366,948 $ 5,955,062
#   Independence Group NL                                          437,125   1,629,117
*   Indophil Resources NL                                          246,594      36,051
#*  Infigen Energy, Ltd.                                           693,403     170,527
    Infomedia, Ltd.                                                 80,383      45,627
    Insurance Australia Group, Ltd.                              1,660,910   9,699,567
    Integrated Research, Ltd.                                       42,144      36,464
#   Invocare, Ltd.                                                  64,309     666,061
    IOOF Holdings, Ltd.                                            311,511   2,649,093
#   Iress, Ltd.                                                     91,379     852,777
    James Hardie Industries P.L.C.                                 201,742   2,086,672
#   James Hardie Industries P.L.C. Sponsored ADR                     8,092     421,431
#   JB Hi-Fi, Ltd.                                                  74,232   1,529,764
*   Kagara, Ltd.                                                   743,096      84,280
*   Kangaroo Resources, Ltd.                                       157,028       2,360
#   Kingsgate Consolidated, Ltd.                                   202,693     272,420
*   Kingsrose Mining, Ltd.                                          76,233      27,599
*   Lednium, Ltd.                                                   21,998          --
#   Leighton Holdings, Ltd.                                        120,878   2,047,771
    Lend Lease Group                                               631,654   6,811,674
#*  Linc Energy, Ltd.                                              542,535     735,373
    Lonestar Resources, Ltd.                                       234,309      60,931
    Lycopodium, Ltd.                                                 6,626      30,731
#   M2 Telecommunications Group, Ltd.                               71,800     430,177
    MACA, Ltd.                                                      57,876     137,421
*   Macmahon Holdings, Ltd.                                      1,841,800     261,343
    Macquarie Atlas Roads Group                                    168,964     423,010
    Macquarie Group, Ltd.                                          328,765  15,813,460
*   Marion Energy, Ltd.                                            119,950         680
#*  Matrix Composites & Engineering, Ltd.                           24,634      15,809
#   MaxiTRANS Industries, Ltd.                                     182,505     189,696
#*  Mayne Pharma Group, Ltd.                                       105,045      70,557
    McPherson's, Ltd.                                               69,593      88,699
#*  Medusa Mining, Ltd.                                            119,658     212,005
#   Melbourne IT, Ltd.                                             123,857     188,756
    Mermaid Marine Australia, Ltd.                                 320,906   1,136,870
*   Metals X, Ltd.                                                 522,805      78,806
#   Metcash, Ltd.                                                1,410,792   4,464,619
    Miclyn Express Offshore, Ltd.                                  105,357     208,917
    Mincor Resources NL                                            321,552     171,454
*   Mineral Deposits, Ltd.                                         110,432     326,134
    Mineral Resources, Ltd.                                        218,937   2,340,838
*   Molopo Energy, Ltd.                                             57,352      11,375
#   Monadelphous Group, Ltd.                                        52,987     909,181
    Mortgage Choice, Ltd.                                           98,654     278,075
    Mount Gibson Iron, Ltd.                                      1,289,693   1,081,758
#   Myer Holdings, Ltd.                                          1,153,096   2,725,211
#*  Nanosonics, Ltd.                                                11,184       9,187
    National Australia Bank, Ltd.                                1,341,565  44,836,230
*   Navigator Resources, Ltd.                                          296          --
    Navitas, Ltd.                                                  121,790     667,161
#*  Neon Energy, Ltd.                                              639,154     175,033

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
#   New Hope Corp., Ltd.                                           331,438 $ 1,182,784
#   Newcrest Mining, Ltd.                                          577,907   5,603,779
*   Newsat, Ltd.                                                    27,533      12,498
*   Nexus Energy, Ltd.                                           1,749,892     128,931
#   NIB Holdings, Ltd.                                             543,089   1,232,531
#*  Nido Petroleum, Ltd.                                         1,055,002      42,793
*   Northern Iron, Ltd.                                             51,752      13,870
    Northern Star Resources, Ltd.                                  266,062     220,841
#   NRW Holdings, Ltd.                                             250,152     330,302
#   Nufarm, Ltd.                                                   332,517   1,533,422
    Oakton, Ltd.                                                    50,767      84,694
#   Oil Search, Ltd.                                               338,166   2,718,708
*   OM Holdings, Ltd.                                               26,600       8,050
#   Orica, Ltd.                                                    197,309   3,928,079
    Origin Energy, Ltd.                                          1,217,166  16,826,665
#   OrotonGroup, Ltd.                                               15,566      79,012
*   Otto Energy, Ltd.                                              168,000      17,433
#   OZ Minerals, Ltd.                                              590,383   2,012,344
#   Pacific Brands, Ltd.                                         1,803,791   1,201,422
#*  Paladin Energy, Ltd.                                         1,440,568     569,082
    PanAust, Ltd.                                                  532,344   1,010,261
    Panoramic Resources, Ltd.                                      300,447      92,423
*   PaperlinX, Ltd.                                                745,156      37,312
    Patties Foods, Ltd.                                              5,122       6,725
#*  Peet, Ltd.                                                     222,729     294,718
*   Perilya, Ltd.                                                  285,584      91,815
#   Perpetual, Ltd.                                                 32,640   1,421,034
#*  Perseus Mining, Ltd.                                           497,555     203,048
*   Petsec Energy, Ltd.                                             48,701       4,415
#*  Pharmaxis, Ltd.                                                189,941      22,448
    Platinum Asset Management, Ltd.                                 82,160     479,043
#*  Platinum Australia, Ltd.                                       400,751      11,037
*   Pluton Resources, Ltd.                                         121,600       8,079
*   PMP, Ltd.                                                      379,844     144,860
    Premier Investments, Ltd.                                      163,651   1,233,299
    Primary Health Care, Ltd.                                      952,146   4,442,163
*   Prime Aet&D Holdings No.1, Ltd                                      26          --
    Prime Media Group, Ltd.                                        137,926     131,552
    PrimeAg Australia, Ltd.                                         26,025      10,877
    Programmed Maintenance Services, Ltd.                          202,326     527,275
#*  Qantas Airways, Ltd.                                         2,208,543   2,596,504
#   QBE Insurance Group, Ltd.                                      669,016   9,369,087
#*  Ramelius Resources, Ltd.                                       400,885      50,674
#   Ramsay Health Care, Ltd.                                        43,427   1,594,197
#   RCR Tomlinson, Ltd.                                            236,987     794,281
#   REA Group, Ltd.                                                 24,360     956,077
    Reckon, Ltd.                                                    43,643      94,655
*   Red Fork Energy, Ltd.                                          581,251     262,914
    Redflex Holdings, Ltd.                                          49,622      57,099
    Reece Australia, Ltd.                                           10,902     288,338
#   Regional Express Holdings, Ltd.                                 17,416      16,980
#   Regis Resources, Ltd.                                          240,069     782,227

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRALIA -- (Continued)
#   Reject Shop, Ltd. (The)                                         20,034 $   338,035
    Resolute Mining, Ltd.                                        1,063,716     643,933
*   Resource Generation, Ltd.                                       41,318       9,004
#   Retail Food Group, Ltd.(B15SCH6)                                74,271     306,168
    Retail Food Group, Ltd.()                                        7,321      30,169
#   Ridley Corp., Ltd.                                             386,533     311,956
    Rio Tinto, Ltd.                                                218,169  13,127,706
*   RiverCity Motorway Group                                       133,238          --
*   Roc Oil Co., Ltd.                                            1,316,484     602,204
#   SAI Global, Ltd.                                               366,942   1,425,993
#   Salmat, Ltd.                                                    68,805     138,571
*   Samson Oil & Gas, Ltd.                                         456,014      10,918
#*  Samson Oil & Gas, Ltd. Sponsored ADR                            64,300      31,468
    Santos, Ltd.                                                 1,100,053  15,743,983
*   Saracen Mineral Holdings, Ltd.                               1,022,976     225,670
#   Sedgman, Ltd.                                                   85,757      69,771
#   Seek, Ltd.                                                     104,030   1,278,042
    Select Harvests, Ltd.                                           19,859      78,954
*   Senex Energy, Ltd.                                           1,538,872   1,206,185
#   Servcorp, Ltd.                                                  31,948     121,208
#   Seven Group Holdings, Ltd.                                     195,745   1,541,825
    Seven West Media, Ltd.                                         452,440   1,077,986
    Sigma Pharmaceuticals, Ltd.                                  2,141,557   1,154,385
*   Silex Systems, Ltd.                                             70,513     159,859
    Silver Chef, Ltd.                                                3,658      28,330
#*  Silver Lake Resources, Ltd.                                    283,424     204,263
#*  Sims Metal Management, Ltd.                                    312,788   2,962,806
    Sims Metal Management, Ltd. Sponsored ADR                        3,500      33,075
*   Sino Strategic International, Ltd.                               9,056          --
#   Sirtex Medical, Ltd.                                            15,879     186,323
    Skilled Group, Ltd.                                            314,933   1,052,435
    Slater & Gordon, Ltd.                                           10,773      39,422
#   SMS Management & Technology, Ltd.                              100,364     436,828
    Sonic Healthcare, Ltd.                                         318,277   4,858,568
    Southern Cross Media Group, Ltd.                               978,722   1,746,542
    SP AusNet                                                    1,055,983   1,247,458
    Spark Infrastructure Group                                   1,402,503   2,246,351
#   Specialty Fashion Group, Ltd.                                   67,582      56,823
#*  St Barbara, Ltd.                                               851,056     382,258
#*  Starpharma Holdings, Ltd.                                       96,088      80,690
*   Straits Resources, Ltd.                                        233,593       1,973
    STW Communications Group, Ltd.                                 717,115   1,078,709
    Suncorp Group, Ltd.                                          1,243,956  15,685,534
#*  Sundance Energy Australia, Ltd.                                287,917     307,982
*   Sundance Resources, Ltd.                                       185,887      18,419
#   Sunland Group, Ltd.                                            162,346     245,660
    Super Retail Group, Ltd.                                       154,786   1,960,670
    Swick Mining Services, Ltd.                                    139,495      44,225
    Sydney Airport                                                  79,135     313,408
    Tabcorp Holdings, Ltd.                                       1,362,905   4,635,613
#*  Tanami Gold NL                                                 250,652      12,103
*   Tap Oil, Ltd.                                                  383,218     197,206

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
AUSTRALIA -- (Continued)
    Tassal Group, Ltd.                                             107,949 $    317,310
    Tatts Group, Ltd.                                            2,485,863    7,381,227
    Technology One, Ltd.                                            92,639      177,595
    Telstra Corp., Ltd.                                            281,830    1,379,071
#   Telstra Corp., Ltd. ADR                                         36,500      893,520
#*  Ten Network Holdings, Ltd.                                   3,210,250      850,899
    TFS Corp., Ltd.                                                173,051      122,843
    Thorn Group, Ltd.                                               54,904      132,945
#*  Tiger Resources, Ltd.                                          379,386      141,638
    Toll Holdings, Ltd.                                          1,339,901    7,299,528
*   Toro Energy, Ltd.                                               33,302        2,610
    Tox Free Solutions, Ltd.                                       178,757      557,411
#   TPG Telecom, Ltd.                                              426,055    1,878,308
#   Transfield Services, Ltd.                                      832,254    1,049,691
*   Transpacific Industries Group, Ltd.                          1,638,758    1,773,651
    Transurban Group                                               393,001    2,636,394
    Treasury Group, Ltd.                                               367        3,190
    Treasury Wine Estates, Ltd.                                  1,246,420    5,535,396
#*  Troy Resources, Ltd.                                           116,751      147,153
    Trust Co., Ltd. (The)                                           23,082      182,060
#   UGL, Ltd.                                                      328,246    2,282,777
*   Unity Mining, Ltd.                                             255,688       14,706
    UXC, Ltd.                                                      456,869      411,935
    Village Roadshow, Ltd.                                         117,928      783,387
#*  Virgin Australia Holdings, Ltd.                              2,536,573      995,886
    Virgin Australia Holdings, Ltd. (B7L5734)                    3,195,173            3
*   Vision Eye Institute, Ltd.                                       4,567        3,130
    Vocus Communications, Ltd.                                      28,177       69,276
    Warrnambool Cheese & Butter Factory Co. Holding, Ltd.           12,207       95,680
#   Washington H Soul Pattinson & Co., Ltd.                        143,653    2,045,943
*   Watpac, Ltd.                                                   137,522      128,229
    WDS, Ltd.                                                       74,726       59,345
#   Webjet, Ltd.                                                    41,661      124,009
    Webster, Ltd.                                                   17,208       15,474
    Wesfarmers, Ltd.                                               579,851   23,529,741
#   Western Areas, Ltd.                                            234,798      619,570
    Westpac Banking Corp.                                          896,764   29,115,366
#   Westpac Banking Corp. Sponsored ADR                            262,300    8,564,095
#*  White Energy Co., Ltd.                                           2,379          472
#*  Whitehaven Coal, Ltd.                                          219,600      336,381
#   Wide Bay Australia, Ltd.                                        22,583      125,109
#*  Windimurra Vanadium, Ltd.                                        7,797           --
    Woodside Petroleum, Ltd.                                       292,668   10,729,182
    Woolworths, Ltd.                                                93,132    3,071,162
#   WorleyParsons, Ltd.                                             70,236    1,462,591
#   Wotif.com Holdings, Ltd.                                        65,120      273,212
                                                                           ------------
TOTAL AUSTRALIA                                                             613,353,447
                                                                           ------------
AUSTRIA -- (0.5%)
*   A-TEC Industries AG                                             19,046           --
    Agrana Beteiligungs AG                                           3,273      399,074
#   Andritz AG                                                      26,662    1,641,894

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
AUSTRIA -- (Continued)
    Atrium European Real Estate, Ltd.                            123,891 $   739,913
    Austria Technologie & Systemtechnik AG                        10,416      99,287
    CA Immobilien Anlagen AG                                      47,864     727,876
    DO & Co. AG                                                       45       2,155
    Erste Group Bank AG                                          279,190   9,802,301
#   EVN AG                                                        42,661     650,120
    Flughafen Wien AG                                             12,244     944,556
    Frauenthal Holding AG                                             70         876
    IMMOFINANZ AG                                                714,447   3,128,979
#   Kapsch TrafficCom AG                                           1,861     100,451
#   Lenzing AG                                                     8,735     651,620
    Mayr Melnhof Karton AG                                        10,122   1,128,787
    Oberbank AG                                                    2,295     149,610
#   Oesterreichische Post AG                                      24,206   1,135,086
    OMV AG                                                       136,604   6,516,371
    Palfinger AG                                                   7,182     265,060
    POLYTEC Holding AG                                            16,082     154,804
#   Raiffeisen Bank International AG                              88,260   3,237,373
    RHI AG                                                        20,705     764,032
    Rosenbauer International AG                                    1,710     138,183
    S IMMO AG                                                     34,620     232,614
    Schoeller-Bleckmann Oilfield Equipment AG                      7,961     918,455
    Semperit AG Holding                                           10,320     505,373
    Strabag SE                                                    38,286   1,006,349
    Telekom Austria AG                                           103,543     851,205
    Telekom Austria AG ADR                                         4,200      69,846
#   UNIQA Insurance Group AG                                      69,355     847,894
#   Verbund AG                                                    39,405     924,369
#   Vienna Insurance Group AG Wiener Versicherung Gruppe          43,656   2,309,528
    Voestalpine AG                                               129,286   6,099,133
#   Wienerberger AG                                              193,786   3,361,405
*   Wolford AG                                                     1,281      34,156
    Zumtobel AG                                                   40,779     727,709
                                                                         -----------
TOTAL AUSTRIA                                                             50,266,444
                                                                         -----------
BELGIUM -- (1.1%)
*   Ablynx NV                                                     12,966     127,239
    Ackermans & van Haaren NV                                     45,581   4,936,543
    Ageas                                                        383,786  16,308,701
*   AGFA-Gevaert NV                                              346,553     822,992
    Anheuser-Busch InBev NV                                       80,499   8,344,817
    Anheuser-Busch InBev NV Sponsored ADR                         67,770   7,029,782
    Arseus NV                                                     40,020   1,235,959
    Atenor Group                                                      43       1,959
    Banque Nationale de Belgique                                     270   1,058,649
    Barco NV                                                      24,361   1,843,969
#   Belgacom SA                                                  141,172   3,862,684
    Cie d'Entreprises CFE                                         15,519   1,226,311
    Cie Immobiliere de Belgique SA                                 2,277     111,226
#   Cie Maritime Belge SA                                         21,305     567,088
#   Colruyt SA                                                    13,445     750,063
    D'ieteren SA                                                  32,205   1,517,622

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
BELGIUM -- (Continued)
*   Deceuninck NV                                                 94,211 $    223,677
#   Delhaize Group SA                                            130,264    8,319,238
#   Delhaize Group SA Sponsored ADR                               63,009    4,028,795
#   Econocom Group                                                44,154      429,014
#   Elia System Operator SA                                       32,821    1,500,892
*   Euronav NV                                                    25,353      178,610
    EVS Broadcast Equipment SA                                     9,804      641,394
    Exmar NV                                                      46,071      664,735
#*  Galapagos NV                                                  31,337      605,690
*   Hamon & CIE SA                                                   743       14,240
*   Ion Beam Applications                                         33,269      274,528
    Jensen-Group NV                                                2,121       31,211
    KBC Groep NV                                                 272,420   14,841,842
    Kinepolis Group NV                                            11,337    1,654,125
    Lotus Bakeries                                                    56       52,027
    Melexis NV                                                    14,492      471,220
    Mobistar SA                                                   20,443      354,358
#   NV Bekaert SA                                                 65,580    2,746,020
#   Nyrstar                                                      259,682    1,065,485
#*  Picanol                                                          107        3,536
*   RealDolmen NV/SA                                               1,807       42,384
    Recticel SA                                                   40,704      273,261
    Resilux                                                          424       47,933
*   Roularta Media Group NV                                        4,380       70,298
    Sapec                                                            190       12,073
#   Sioen Industries NV                                            8,635      102,289
    Sipef SA                                                      10,073      764,566
    Solvay SA                                                     49,798    7,786,564
    Telenet Group Holding NV                                      35,371    1,938,695
#   Tessenderlo Chemie NV                                         41,666    1,042,963
#*  ThromboGenics NV                                              18,779      517,079
#   UCB SA                                                        90,457    5,937,763
    Umicore SA                                                   153,440    7,306,650
    Van de Velde NV                                                5,065      257,443
                                                                         ------------
TOTAL BELGIUM                                                             113,946,202
                                                                         ------------
CANADA -- (7.9%)
#*  5N Plus, Inc.                                                 51,842      135,739
    Aastra Technologies, Ltd.                                     15,336      417,138
    Absolute Software Corp.                                       52,868      374,206
    Acadian Timber Corp.                                             400        4,987
#*  Advantage Oil & Gas, Ltd.                                    331,582    1,348,398
    Aecon Group, Inc.                                            114,036    1,580,415
#   AG Growth International, Inc.                                 18,778      684,375
#   AGF Management, Ltd. Class B                                 128,056    1,691,201
*   AgJunction, Inc.                                              46,880       46,311
    Agnico Eagle Mines, Ltd.                                      90,549    2,688,723
    Agrium, Inc.                                                  88,292    7,536,554
    Aimia, Inc.                                                  248,247    4,388,042
*   Ainsworth Lumber Co., Ltd.                                   134,429      507,985
#*  Air Canada Class A                                            69,620      383,940
    Akita Drilling, Ltd. Class A                                  11,400      167,832

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
#   Alacer Gold Corp.                                            257,247 $   713,033
*   Alamos Gold, Inc.(011527108)                                   8,085     129,117
#   Alamos Gold, Inc.(2411707)                                   128,069   2,040,211
#   Alaris Royalty Corp.                                           8,205     279,992
#*  Alexco Resource Corp.                                         70,276      97,732
    Algoma Central Corp.                                          11,860     172,557
#   Algonquin Power & Utilities Corp.                            313,444   2,023,189
    Alimentation Couche Tard, Inc. Class B                        44,500   3,014,041
    Alliance Grain Traders, Inc.                                  29,051     448,589
#   AltaGas, Ltd.                                                 83,577   3,094,108
#*  Alterra Power Corp.                                          170,495      48,239
    Altus Group, Ltd.                                             22,926     307,835
    Amerigo Resources, Ltd.                                      153,100      58,735
    Amica Mature Lifestyles, Inc.                                  2,500      21,004
*   Anderson Energy, Ltd.                                        116,562      16,210
    Andrew Peller, Ltd. Class A                                    2,000      26,471
#*  Angle Energy, Inc.                                           143,630     516,580
*   Antrim Energy, Inc.                                          134,688      12,272
#   ARC Resources, Ltd.                                          144,060   3,824,467
#*  Argonaut Gold Inc.                                           228,855   1,273,063
    Arsenal Energy, Inc.                                          13,035      62,507
*   Artek Exploration, Ltd.                                       31,460     108,623
#   Atco, Ltd. Class I                                            49,068   2,277,275
*   Atna Resources, Ltd.                                         175,488      24,405
*   Atrium Innovations, Inc.                                      38,236     696,400
*   ATS Automation Tooling Systems, Inc.                         117,449   1,624,337
*   Aura Minerals, Inc.                                          174,033      20,030
    AuRico Gold, Inc.(05155C105)                                  18,902      77,687
#   AuRico Gold, Inc.(2287317)                                   419,300   1,741,302
    AutoCanada, Inc.                                              20,842     767,595
*   Axia NetMedia Corp.                                           50,400     111,662
*   B2Gold Corp.                                                 898,441   2,223,161
    Badger Daylighting, Ltd.                                       5,165     366,675
#*  Ballard Power Systems, Inc.                                  162,070     219,171
#   Bank of Montreal                                             273,400  19,042,160
    Bank of Nova Scotia(064149107)                               147,567   8,967,647
    Bank of Nova Scotia(2076281)                                 264,875  16,103,606
*   Bankers Petroleum, Ltd.                                      510,936   1,960,144
    Barrick Gold Corp.(067901108)                                183,306   3,554,303
    Barrick Gold Corp.(2024644)                                  273,994   5,329,304
*   Bauer Performance Sports, Ltd.                                 7,536      92,732
    Baytex Energy Corp.(07317Q105)                                 1,500      62,715
#   Baytex Energy Corp.(B4VGVM3)                                  20,537     857,210
#   BCE, Inc.                                                     39,916   1,736,910
#   Bell Aliant, Inc.                                             72,619   1,839,417
#*  Bellatrix Exploration, Ltd.                                  184,153   1,379,403
*   Birch Mountain Resources, Ltd.                                 1,200          --
*   Birchcliff Energy, Ltd.                                      194,728   1,391,381
#   Bird Construction, Inc.                                       28,293     355,206
#   Black Diamond Group, Ltd.                                     37,197     974,296
#*  BlackBerry, Ltd.(09228F103)                                  179,680   1,421,269
#*  BlackBerry, Ltd.(BCBHZ31)                                    282,291   2,228,221

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
#*  BlackPearl Resources, Inc.                                   380,116 $   707,260
    BMTC Group, Inc. Class A                                       1,600      20,548
*   BNK Petroleum, Inc.                                           65,595     101,917
    Bombardier, Inc. Class A                                      25,790     117,986
    Bombardier, Inc. Class B                                     333,700   1,517,036
    Bonavista Energy Corp.                                       344,733   3,977,498
#   Bonterra Energy Corp.                                          8,129     456,874
*   Boralex, Inc. Class A                                         50,865     511,748
#*  Brigus Gold Corp.                                            266,622     199,458
    Brookfield Asset Management, Inc. Class A                     79,800   3,159,396
#   Brookfield Office Properties, Inc.                            76,174   1,423,171
*   Brookfield Residential Properties, Inc.(11283W104)            18,518     408,877
*   Brookfield Residential Properties, Inc.(B54FPW2)               3,123      69,280
    CAE, Inc.                                                    198,315   2,272,924
    Caledonia Mining Corp.                                         8,300       6,289
    Calfrac Well Services, Ltd.                                   65,824   2,051,772
    Calian Technologies, Ltd.                                      3,277      68,799
*   Calvalley Petroleums, Inc. Class A                            59,022      87,176
    Cameco Corp.(13321L108)                                       79,998   1,519,962
    Cameco Corp.(2166160)                                        228,383   4,334,820
    Canaccord Financial, Inc.                                    148,321     941,719
#*  Canacol Energy, Ltd.                                          50,184     230,549
    Canada Bread Co., Ltd.                                         7,900     528,031
#*  Canada Lithium Corp.                                         400,020     151,545
#   Canadian Energy Services & Technology Corp.                   31,641     569,608
#   Canadian Imperial Bank of Commerce                            89,355   7,601,581
#   Canadian National Railway Co.                                 54,400   5,976,617
    Canadian Natural Resources, Ltd.(136385101)                   85,829   2,725,071
    Canadian Natural Resources, Ltd.(2171573)                    474,950  15,073,223
#   Canadian Oil Sands, Ltd.                                     111,500   2,173,002
    Canadian Pacific Railway, Ltd.                                38,902   5,560,787
#   Canadian Tire Corp., Ltd. Class A                             84,010   7,797,907
    Canadian Utilities, Ltd. Class A                              64,764   2,379,618
#   Canadian Western Bank                                        112,278   3,600,994
*   Canam Group, Inc. Class A                                     60,100     651,350
    CanElson Drilling, Inc.                                       46,952     282,347
#   Canexus Corp.                                                 93,549     651,384
*   Canfor Corp.                                                 135,739   2,813,331
#   Canfor Pulp Products, Inc.                                    61,259     635,709
*   Cangene Corp.                                                 35,800      85,839
#   CanWel Building Materials Group, Ltd.                         46,300     128,334
#   Canyon Services Group, Inc.                                   75,458     827,205
#   Capital Power Corp.                                           89,389   1,851,822
    Capstone Infrastructure Corp.                                156,092     588,349
*   Capstone Mining Corp.                                        608,262   1,615,965
*   Cardero Resource Corp.                                        42,958       5,356
    Cascades, Inc.                                               136,579     764,994
#*  Cash Store Financial Services, Inc. (The)                      7,699      12,036
*   Catamaran Corp.(148887102)                                    19,976     938,073
*   Catamaran Corp.(B8J4N87)                                      38,400   1,801,686
    Cathedral Energy Services, Ltd.                               43,647     258,286
    CCL Industries, Inc. Class B                                  42,600   2,925,392

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CANADA -- (Continued)
*   Celestica, Inc.                                                349,750 $3,840,826
#   Cenovus Energy, Inc.                                           160,717  4,775,344
    Centerra Gold, Inc.                                            220,493    881,845
*   Cequence Energy, Ltd.                                          246,170    448,591
    Cervus Equipment Corp.                                           1,000     19,844
#*  CGI Group, Inc. Class A                                        124,286  4,169,687
*   China Gold International Resources Corp., Ltd.                 252,700    678,617
*   Chinook Energy, Inc.                                            26,878     22,427
    Churchill Corp. Class A                                         19,476    184,925
#   CI Financial Corp.                                              30,700  1,021,125
#   Cineplex, Inc.                                                  58,423  2,353,394
    Clairvest Group, Inc.                                            1,100     24,149
#   Clarke, Inc.                                                    13,900    104,252
*   Claude Resources, Inc.                                         262,411     47,819
    Cogeco Cable, Inc.                                              27,626  1,306,250
    Cogeco, Inc.                                                     1,330     60,208
#   Colabor Group, Inc.                                             27,021    120,249
*   COM DEV International, Ltd.                                    127,319    512,866
    Computer Modelling Group, Ltd.                                  11,568    297,119
#*  Connacher Oil and Gas, Ltd.                                    783,434    146,521
    Constellation Software, Inc.                                     6,262  1,140,751
#   Contrans Group, Inc. Class A                                    19,997    257,382
#*  Copper Mountain Mining Corp.                                   175,592    289,664
    Corby Distilleries, Ltd. Class A                                11,550    226,536
*   Corridor Resources, Inc.                                        89,500     66,096
#   Corus Entertainment, Inc. Class B                              143,717  3,349,468
    Cott Corp.(22163N106)                                           10,547     86,485
    Cott Corp.(2228952)                                            159,584  1,307,100
#   Crescent Point Energy Corp.                                    159,072  6,177,361
*   Crew Energy, Inc.                                              240,616  1,398,487
*   Crocotta Energy, Inc.                                          117,341    342,125
*   CVTech Group, Inc.                                               9,700      9,210
#   Davis + Henderson Corp.                                        100,009  2,575,401
*   DeeThree Exploration, Ltd.                                     135,112  1,179,225
*   Delphi Energy Corp.                                            201,829    313,588
#*  Denison Mines Corp.                                            934,328  1,030,525
*   Descartes Systems Group, Inc. (The)                             61,729    756,034
    DHX Media, Ltd.                                                 53,331    205,621
#   DirectCash Payments, Inc.                                        5,147     90,979
    Dollarama, Inc.                                                 30,462  2,618,333
*   Dominion Diamond Corp.(257287102)                               59,215    797,034
*   Dominion Diamond Corp.(B95LX89)                                110,079  1,486,513
    Dorel Industries, Inc. Class B                                  52,606  1,954,593
#*  DragonWave, Inc.                                                43,606     62,733
#*  Dundee Precious Metals, Inc.                                   187,907    801,982
    E-L Financial Corp., Ltd.                                           88     58,507
*   Eastern Platinum, Ltd.                                       1,024,200     58,938
    easyhome, Ltd.                                                     500      6,925
#*  EGI Financial Holdings, Inc.                                       900     12,344
#   Eldorado Gold Corp.(284902103)                                  98,650    665,888
    Eldorado Gold Corp.(2307873)                                   413,513  2,788,085
    Emera, Inc.                                                     24,282    715,896

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
    Empire Co., Ltd.                                              47,838 $ 3,522,756
#   Enbridge Income Fund Holdings, Inc.                           55,653   1,246,341
#   Enbridge, Inc.(29250N105)                                      2,999     130,127
#   Enbridge, Inc.(2466149)                                      101,959   4,420,032
#   Encana Corp.                                                 219,990   3,941,316
*   Endeavour Mining Corp.                                        78,441      46,644
*   Endeavour Silver Corp.                                        84,793     352,135
    Enerflex, Ltd.                                                43,900     621,880
#*  Energy Fuels, Inc.                                           572,814      76,914
    Enerplus Corp.(292766102)                                    200,025   3,454,432
#   Enerplus Corp.(B584T89)                                      175,051   3,020,350
    Enghouse Systems, Ltd.                                        11,629     309,504
    Ensign Energy Services, Inc.                                 236,315   4,038,875
#*  Epsilon Energy, Ltd.                                          83,020     253,204
    Equal Energy, Ltd.                                             5,100      24,212
    Equitable Group, Inc.                                         13,470     631,739
*   Essential Energy Services Trust                              158,856     449,456
    Evertz Technologies, Ltd.                                     13,600     217,830
*   Excellon Resources, Inc.                                      16,100      21,309
#   Exchange Income Corp.                                         11,088     212,582
    Exco Technologies, Ltd.                                        7,600      53,211
#*  EXFO, Inc.                                                    31,042     175,061
#   Extendicare Inc.                                              70,498     452,339
    Fairfax Financial Holdings, Ltd.                              22,115   9,650,722
#   Fiera Capital Corp.                                              900      11,998
    Finning International, Inc.                                   71,600   1,650,855
#   First Capital Realty, Inc.                                    67,626   1,175,258
#*  First Majestic Silver Corp.                                   86,039     973,731
    First National Financial Corp.                                   278       5,810
#   First Quantum Minerals, Ltd.                                 630,540  11,961,908
    FirstService Corp.                                            12,679     527,030
#   Fortis, Inc.                                                  58,528   1,820,422
#*  Fortress Paper, Ltd. Class A                                  20,464     113,247
*   Fortuna Silver Mines, Inc.                                   206,174     816,668
*   Fraser Papers, Inc.                                            6,400          --
    Gamehost, Inc.                                                 1,178      16,224
*   GBS Gold International, Inc.                                  42,400          --
#   Genivar, Inc.                                                 64,142   1,835,704
#   Genworth MI Canada, Inc.                                     103,111   3,244,686
    George Weston, Ltd.                                           37,693   3,070,679
#   Gibson Energy, Inc.                                           95,881   2,355,069
    Gildan Activewear, Inc.                                      105,500   5,085,532
    Glacier Media, Inc.                                           22,700      30,698
    Glentel, Inc.                                                  9,100     124,283
#*  GLG Life Tech Corp.                                            2,810       1,482
    Gluskin Sheff + Associates, Inc.                               9,033     174,136
*   GLV, Inc. Class A                                             12,023      46,701
    GMP Capital, Inc.                                             92,600     551,524
    Goldcorp, Inc.(2676302)                                      232,421   5,920,588
    Goldcorp, Inc.(380956409)                                    232,636   5,915,933
#*  Golden Star Resources, Ltd.                                  423,301     211,113
*   Gran Tierra Energy, Inc.(38500T101)                           55,835     423,788

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   Gran Tierra Energy, Inc.(B2PPCS5)                            506,396 $3,817,458
*   Great Canadian Gaming Corp.                                   85,763  1,054,507
*   Great Panther Silver, Ltd.                                    89,666     73,098
#   Great-West Lifeco, Inc.                                      117,900  3,646,741
#*  Guyana Goldfields, Inc.                                      113,617    265,885
    Heroux-Devtek, Inc.                                           36,412    326,526
    High Liner Foods, Inc.                                           500     19,661
#   HNZ Group, Inc.                                                6,940    150,761
#   Home Capital Group, Inc.                                      27,800  2,206,349
    Horizon North Logistics, Inc.                                101,648    828,665
    HudBay Minerals, Inc.(443628102)                              11,699     96,868
#   HudBay Minerals, Inc.(B05BDX1)                               311,110  2,536,263
#   Husky Energy, Inc.                                           151,968  4,320,080
    IAMGOLD Corp.(2446646)                                       470,253  2,403,921
    IAMGOLD Corp.(450913108)                                     214,417  1,093,527
#   IBI Group, Inc.                                               16,312     29,256
#   IGM Financial, Inc.                                           29,100  1,402,181
#*  Imax Corp.                                                    36,920  1,073,978
*   Imperial Metals Corp.                                         59,400    751,437
    Imperial Oil, Ltd.                                            34,003  1,484,829
*   Imris, Inc.                                                   14,500     21,973
    Indigo Books & Music, Inc.                                     5,523     59,592
    Industrial Alliance Insurance & Financial Services, Inc.     187,966  8,429,761
#   Innergex Renewable Energy, Inc.                              107,267    940,316
    Intact Financial Corp.                                       100,012  6,237,741
*   International Forest Products, Ltd. Class A                  127,406  1,443,116
    Intertape Polymer Group, Inc.                                 97,684  1,405,323
*   Ithaca Energy, Inc.                                          441,355  1,032,855
#*  Ivanhoe Energy, Inc.                                          59,863     40,764
*   Ivernia, Inc.                                                156,000     20,947
#*  Jaguar Mining, Inc.                                          132,369     24,121
#   Jean Coutu Group PJC, Inc. (The) Class A                      74,000  1,308,032
    Just Energy Group, Inc.(48213W101)                             6,432     45,732
#   Just Energy Group, Inc.(B63MCN1)                             172,985  1,227,726
    K-Bro Linen, Inc.                                              1,842     61,833
*   Katanga Mining, Ltd.                                         525,231    277,060
*   Kelt Exploration, Ltd.                                        31,250    257,757
#   Keyera Corp.                                                  26,559  1,571,659
#   Killam Properties, Inc.                                       70,318    742,532
*   Kingsway Financial Services, Inc.                             15,975     51,174
    Kinross Gold Corp.(496902404)                                 52,598    266,672
    Kinross Gold Corp.(B03Z841)                                  925,376  4,703,873
#*  Kirkland Lake Gold, Inc.                                      60,712    211,952
#*  Lake Shore Gold Corp.                                        152,339     57,712
*   Laramide Resources, Ltd.                                      84,421     30,363
    Laurentian Bank of Canada                                     67,109  2,996,139
*   Le Chateau, Inc. Class A                                      15,700     65,953
*   Legacy Oil + Gas, Inc.                                       315,624  2,137,156
#   Leisureworld Senior Care Corp.                                54,473    555,884
    Leon's Furniture, Ltd.                                        36,579    464,144
#   Lightstream Resources, Ltd.                                  353,184  2,269,534
    Linamar Corp.                                                 95,072  3,196,878

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
#   Liquor Stores N.A., Ltd.                                      40,350 $   581,653
#   Loblaw Cos., Ltd.                                             93,621   4,282,152
#*  Long Run Exploration, Ltd.                                   213,487   1,187,576
*   Lucara Diamond Corp.                                          14,000      17,187
#*  Lundin Mining Corp.                                          820,709   3,699,547
    MacDonald Dettwiler & Associates, Ltd.                        31,419   2,397,143
#   Magna International, Inc.                                    167,874  14,218,533
*   Mainstreet Equity Corp.                                        5,682     172,152
    Major Drilling Group International                           148,288   1,169,067
#   Manitoba Telecom Services, Inc.                               43,131   1,219,077
    Manulife Financial Corp.(56501R106)                          300,178   5,313,151
    Manulife Financial Corp.(2492519)                            747,004  13,232,786
#   Maple Leaf Foods, Inc.                                       148,202   2,181,845
    Martinrea International, Inc.                                147,572   1,563,967
*   Maxim Power Corp.                                             24,537      90,839
#*  MBAC Fertilizer Corp.                                         12,700      24,605
    McCoy Corp.                                                    1,600      11,033
    Mediagrif Interactive Technologies, Inc.                       1,100      20,573
#   Medical Facilities Corp.                                       3,586      57,368
#*  MEG Energy Corp.                                             146,488   4,688,347
#*  MEGA Brands, Inc.                                             10,348     155,818
    Melcor Developments, Ltd.                                        100       1,879
*   Mercator Minerals, Ltd.                                      131,933       9,490
#   Methanex Corp.                                               127,300   7,382,948
    Metro, Inc.                                                   80,200   5,017,452
*   MGM Energy Corp.                                                 248          43
#   Migao Corp.                                                   61,406      60,072
#*  Mood Media Corp.                                              78,868      49,924
#   Morneau Shepell, Inc.                                         62,007     850,429
    MTY Food Group, Inc.                                             700      21,255
#   Mullen Group, Ltd.                                           107,832   2,889,585
    National Bank of Canada                                      103,598   8,990,119
    Nevsun Resources, Ltd.                                       382,882   1,395,436
#   New Flyer Industries, Inc.                                    11,050     114,564
#*  New Gold, Inc.                                               590,399   3,465,441
*   New Millennium Iron Corp.                                     65,755      44,776
    Newalta Corp.                                                 87,976   1,371,131
#*  Niko Resources, Ltd.                                          68,415     219,815
    Norbord, Inc.                                                 38,337   1,088,357
*   Nordion, Inc.                                                145,226   1,202,034
*   North American Energy Partners, Inc.                          15,676      94,193
#*  North American Palladium, Ltd.                               239,959     218,636
    North West Co., Inc. (The)                                    29,218     726,632
#   Northland Power, Inc.                                         83,751   1,326,971
#*  Novagold Resources, Inc.                                     100,671     217,244
*   NuVista Energy, Ltd.                                         191,705   1,222,691
#*  OceanaGold Corp.                                             473,904     790,863
    Onex Corp.                                                    79,487   4,199,817
    Open Text Corp.                                               49,000   3,600,806
*   Orvana Minerals Corp.                                         85,324      33,961
#*  Osisko Mining Corp.                                          794,594   3,879,042
    Pacific Rubiales Energy Corp.                                241,871   5,003,748

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
*   Paladin Labs, Inc.                                            11,933 $   729,611
    Pan American Silver Corp.(697900108)                          29,033     308,040
    Pan American Silver Corp.(2669272)                           259,003   2,752,368
*   Paramount Resources, Ltd. Class A                             37,465   1,298,240
*   Parex Resources, Inc.                                         93,041     538,088
#   Parkland Fuel Corp.                                           45,431     832,673
#   Pason Systems, Inc.                                           43,159     896,999
*   Patheon, Inc.                                                 15,154      82,263
*   Pembina Pipeline Corp.(B4PPQG5)                               17,560     575,968
#   Pembina Pipeline Corp.(B4PT2P8)                              137,904   4,524,718
#   Pengrowth Energy Corp.                                       979,399   6,293,553
    Penn West Petroleum, Ltd.(707887105)                          35,901     401,732
#   Penn West Petroleum, Ltd.(B63FY34)                           498,230   5,562,171
#*  Perpetual Energy, Inc.                                        88,029      92,871
*   Petaquilla Minerals, Ltd.                                     99,811      40,206
*   Petrobank Energy & Resources, Ltd.                           156,828      55,653
#   Petrominerales, Ltd.                                         182,934   2,103,658
#   Peyto Exploration & Development Corp.                         70,760   2,132,328
#   PHX Energy Services Corp.                                     25,887     305,385
#*  Pilot Gold, Inc.                                              10,300       8,990
#*  Points International, Ltd.                                     6,420     136,694
*   Polaris Minerals Corp.                                         7,200      12,085
#*  Poseidon Concepts Corp.                                       64,303         187
    Potash Corp. of Saskatchewan, Inc.                            50,900   1,581,700
    Precision Drilling Corp.(74022D308)                           30,763     325,780
#   Precision Drilling Corp.(B5YPLH9)                            412,344   4,362,110
    Premium Brands Holdings Corp.                                 27,589     527,622
*   Primero Mining Corp.(74164W106)                              101,889     582,805
*   Primero Mining Corp.(B4Z8FV2)                                 54,163     308,568
#   Progressive Waste Solutions, Ltd.                            147,062   3,950,709
    Pulse Seismic, Inc.                                           82,887     298,112
*   Pure Technologies, Ltd.                                        6,396      35,579
    QLT, Inc.                                                     68,696     297,146
#   Quebecor, Inc. Class B                                       119,800   2,962,110
#*  Questerre Energy Corp. Class A                                81,025     106,464
*   Ram Power Corp.                                              117,525      15,780
    Reitmans Canada, Ltd.                                          1,346       8,778
    Reitmans Canada, Ltd. Class A                                 93,037     611,234
    Richelieu Hardware, Ltd.                                      12,606     556,035
#*  Richmont Mines, Inc.                                          29,228      38,124
#   Ritchie Bros Auctioneers, Inc.                                62,100   1,227,527
*   RMP Energy, Inc.                                             190,192   1,138,252
*   Rock Energy, Inc.                                             25,600      76,605
    Rocky Mountain Dealerships, Inc.                              24,542     280,103
#   Rogers Communications, Inc. Class B                           37,700   1,710,990
#   Rogers Sugar, Inc.                                           106,123     554,712
#   RONA, Inc.                                                   233,689   2,738,867
#   Royal Bank of Canada                                         326,040  21,895,479
*   RS Technologies, Inc.                                            174          --
#   Russel Metals, Inc.                                           98,158   2,711,313
*   San Gold Corp.                                               182,431      25,370
#*  Sandstorm Gold, Ltd.                                          47,767     257,469

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
*   Sandvine Corp.                                               343,887 $   874,023
#*  Santonia Energy, Inc.                                        175,025     340,767
    Saputo, Inc.                                                  29,700   1,469,547
    Savanna Energy Services Corp.                                168,601   1,267,762
*   Scorpio Mining Corp.                                         182,679      48,182
    Sears Canada, Inc.                                             4,682      65,112
    Secure Energy Services, Inc.                                 103,542   1,468,744
    SEMAFO, Inc.                                                 434,347   1,178,921
*   Serinus Energy, Inc.                                             346       1,317
#   Shaw Communications, Inc. Class B                             77,902   1,863,402
    ShawCor, Ltd.                                                 55,588   2,336,759
    Sherritt International Corp.                                 567,847   1,944,290
    Shoppers Drug Mart Corp.                                     132,800   7,759,244
*   Shore Gold, Inc.                                             249,227      38,245
*   Sierra Wireless, Inc.(2418968)                                51,526     933,018
*   Sierra Wireless, Inc.(826516106)                               8,005     144,570
*   Silver Standard Resources, Inc.(82823L106)                    29,820     167,588
#*  Silver Standard Resources, Inc.(2218458)                     112,437     633,007
    Silver Wheaton Corp.                                          67,780   1,538,076
    SNC-Lavalin Group, Inc.                                       27,600   1,159,695
*   Sonde Resources Corp.                                         17,187      13,517
#*  Southern Pacific Resource Corp.                              665,787     415,059
#*  SouthGobi Resources, Ltd.                                    103,376     120,960
#   Sprott Resource Corp.                                        180,492     491,629
#   Sprott, Inc.                                                 125,832     318,608
#   Spyglass Resources Corp.                                     194,991     388,992
#*  St Andrew Goldfields, Ltd.                                    98,808      27,008
    Stantec, Inc.                                                 57,965   3,444,599
    Stella-Jones, Inc.                                            13,000     355,843
#*  Stornoway Diamond Corp.                                        8,283       7,309
    Strad Energy Services, Ltd.                                    1,000       3,491
#   Student Transportation, Inc.                                  60,512     380,721
#   Sun Life Financial, Inc.(2566124)                            341,061  11,488,095
    Sun Life Financial, Inc.(866796105)                            7,006     235,822
    Suncor Energy, Inc.(867224107)                               205,980   7,487,373
#   Suncor Energy, Inc.(B3NB1P2)                                 654,429  23,782,011
*   SunOpta, Inc.(8676EP108)                                      22,045     237,425
*   SunOpta, Inc.(2817510)                                        73,009     785,653
#   Superior Plus Corp.                                          144,438   1,540,450
#   Surge Energy, Inc.                                           194,597   1,298,993
#*  TAG Oil, Ltd.                                                 54,089     219,956
    Talisman Energy, Inc.(87425E103)                             322,068   4,019,409
    Talisman Energy, Inc.(2068299)                               732,142   9,128,515
*   Taseko Mines, Ltd.                                           360,519     885,176
    Teck Resources, Ltd. Class A                                   1,294      37,232
    Teck Resources, Ltd. Class B(878742204)                       32,619     872,232
#   Teck Resources, Ltd. Class B(2879327)                        279,087   7,468,016
#   TELUS Corp.                                                   89,740   3,134,638
#*  Tembec, Inc.                                                 111,910     286,577
*   Teranga Gold Corp.(B4L8QT1)                                   41,624      24,186
*   Teranga Gold Corp.(B5TDK82)                                    7,097       4,016
*   Tethys Petroleum, Ltd.                                        35,628      22,553

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
*   Theratechnologies, Inc.                                       39,200 $     7,895
#*  Thompson Creek Metals Co., Inc.                              365,838   1,178,934
#   Thomson Reuters Corp.                                        168,078   6,315,922
    Tim Hortons, Inc.                                             31,600   1,886,332
    Timminco Ltd.                                                 17,306          80
#*  Timmins Gold Corp.                                           183,699     294,228
    TMX Group, Ltd.                                                5,449     248,501
#   TORC Oil & Gas, Ltd.                                          28,241     270,589
    Toromont Industries, Ltd.                                     59,130   1,310,030
    Toronto-Dominion Bank (The)(891160509)                         5,997     550,045
#   Toronto-Dominion Bank (The)(2897222)                         350,772  32,175,547
    Torstar Corp. Class B                                         87,700     471,031
    Total Energy Services, Inc.                                   44,198     782,521
*   Tourmaline Oil Corp.                                         111,048   4,306,019
    TransAlta Corp.(89346D107)                                    42,136     567,572
#   TransAlta Corp.(2901628)                                     316,528   4,259,232
*   Transat AT, Inc. Class B                                       2,900      35,796
    TransCanada Corp.                                            257,270  11,594,607
    Transcontinental, Inc. Class A                               128,954   2,059,257
    TransForce, Inc.                                             100,728   2,230,671
*   TransGlobe Energy Corp.(893662106)                            20,206     183,268
#*  TransGlobe Energy Corp.(2470548)                              90,117     815,906
#   Trican Well Service, Ltd.                                    290,238   4,078,058
#   Trilogy Energy Corp.                                          16,600     487,023
    Trinidad Drilling, Ltd.                                      263,903   2,556,390
*   TSO3, Inc.                                                     5,400       3,729
#*  Turquoise Hill Resources, Ltd.(900435108)                    135,452     652,879
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)                      261,318   1,260,662
*   TVA Group, Inc. Class B                                        4,447      34,974
#   Twin Butte Energy, Ltd.                                      492,763   1,049,186
    Uni-Select, Inc.                                              18,664     433,193
#*  US Silver & Gold, Inc.                                         9,300       4,906
*   Valeant Pharmaceuticals International, Inc.                   37,311   3,941,693
    Valener, Inc.                                                 29,562     439,751
#   Veresen, Inc.                                                218,959   2,709,031
#*  Veris Gold Corp.                                              14,523       7,800
#   Vermilion Energy, Inc.(B607XS1)                               15,861     871,811
*   Vermilion Energy, Inc.(923725105)                                892      49,105
    Vicwest, Inc.                                                  8,008      96,389
*   Vitran Corp., Inc.                                             2,400      12,764
#   Wajax Corp.                                                   26,810     958,336
    WaterFurnace Renewable Energy, Inc.                            1,587      34,993
*   Wesdome Gold Mines, Ltd.                                      85,051      53,837
    West Fraser Timber Co., Ltd.                                  47,564   4,359,748
    Western Energy Services Corp.                                  5,300      40,005
#   Western Forest Products, Inc.                                166,225     237,544
    Westjet Airlines, Ltd.                                         6,100     159,543
#*  Westport Innovations, Inc.                                    14,101     330,261
    Westshore Terminals Investment Corp.                          10,952     360,602
    Whistler Blackcomb Holdings, Inc.                              8,860     123,215
#   Whitecap Resources, Inc.                                     280,691   3,260,126
#   Wi-Lan, Inc.                                                 224,861     707,375

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CANADA -- (Continued)
    Winpak, Ltd.                                                    28,442 $    623,588
    Wireless Matrix Corp.                                           29,700          855
*   Xtreme Drilling and Coil Services Corp.                         17,126       57,653
    Yamana Gold, Inc.(98462Y100)                                   139,131    1,381,571
    Yamana Gold, Inc.(2219279)                                     565,316    5,606,260
#   Zargon Oil & Gas, Ltd.                                          51,615      381,673
    ZCL Composites, Inc.                                            10,000       66,465
                                                                           ------------
TOTAL CANADA                                                                825,601,623
                                                                           ------------
CHINA -- (0.0%)
*   China Resources and Transportation Group, Ltd.               5,000,000      289,697
#*  Hanfeng Evergreen, Inc.                                         42,625       40,881
*   Superb Summit International Group, Ltd.                      6,976,000      305,902
                                                                           ------------
TOTAL CHINA                                                                     636,480
                                                                           ------------
COLOMBIA -- (0.0%)
*   Platino Energy Corp.                                             9,692        5,577
                                                                           ------------
DENMARK -- (1.1%)
    ALK-Abello A.S.                                                 12,823    1,218,286
*   Alm Brand A.S.                                                 179,798      703,767
    Ambu A.S. Class B                                                5,038      226,760
    AP Moeller - Maersk A.S. Class A                                   284    2,564,482
    AP Moeller - Maersk A.S. Class B                                   702    6,791,828
*   Auriga Industries Class B                                       29,512    1,158,156
*   Bang & Olufsen A.S.                                             65,767      635,226
*   Bavarian Nordic A.S.                                            47,986      583,503
*   BoConcept Holding A.S. Class B                                     450        7,629
    Brodrene Hartmann A.S.                                           2,300       58,014
    Carlsberg A.S. Class B                                          60,062    5,999,351
    Chr Hansen Holding A.S.                                         87,210    3,231,430
    Coloplast A.S. Class B                                          30,799    2,008,854
    D/S Norden A.S.                                                 54,068    2,378,121
*   Danske Bank A.S.                                               397,178    9,280,379
    Dfds A.S.                                                        6,034      439,299
    Djurslands Bank A.S.                                             1,040       33,409
    DSV A.S.                                                       254,963    7,459,239
#*  East Asiatic Co., Ltd. A.S.                                     21,026      359,339
#   FLSmidth & Co. A.S.                                             78,478    3,916,786
    Fluegger A.S. Class B                                              350       23,577
*   Genmab A.S.                                                     52,417    2,277,378
    GN Store Nord A.S.                                             283,334    6,463,642
    Gronlandsbanken AB                                                 290       35,858
    H Lundbeck A.S.                                                 80,970    1,738,550
*   H+H International A.S. Class B                                   5,798       32,726
    Harboes Bryggeri A.S. Class B                                    2,462       34,382
    IC Companys A.S.                                                12,644      342,551
    Jeudan A.S.                                                      1,880      198,247
*   Jyske Bank A.S.                                                130,158    7,359,105
    NKT Holding A.S.                                                51,023    2,476,124
    Nordjyske Bank A.S.                                              3,195       64,510
    Norresundby Bank A.S.                                              880       34,369

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
DENMARK -- (Continued)
#   Novo Nordisk A.S. Class B                                      6,635 $  1,105,076
    Novo Nordisk A.S. Sponsored ADR                               25,483    4,247,252
    Novozymes A.S. Class B                                        72,118    2,824,536
#   Pandora A.S.                                                 109,149    5,202,838
*   Parken Sport & Entertainment A.S.                              5,510       78,454
    PER Aarsleff A.S. Class B                                      2,722      338,961
#   Ringkjoebing Landbobank A.S.                                   4,012      807,542
    Rockwool International A.S. Class B                           13,059    2,054,019
    Royal UNIBREW A.S.                                            17,900    2,297,936
    Schouw & Co.                                                  28,714    1,070,875
#   SimCorp A.S.                                                  38,708    1,267,232
    Solar A.S. Class B                                             7,170      408,203
*   Spar Nord Bank A.S.                                           91,578      818,118
*   Sydbank A.S.                                                 139,930    4,137,683
    TDC A.S.                                                     609,262    5,503,530
    Tivoli A.S.                                                       90       47,666
*   TK Development A.S.                                          116,132      144,775
*   Topdanmark A.S.                                              164,736    4,483,759
*   TopoTarget A.S.                                              133,513       62,468
*   Topsil Semiconductor Matls                                   345,651       53,458
*   Torm A.S.                                                     17,487        5,432
    Tryg A.S.                                                     31,327    2,860,713
    United International Enterprises                               2,531      484,884
*   Vestas Wind Systems A.S.                                     316,831    8,490,070
*   Vestjysk Bank A.S.                                            23,224       53,009
*   William Demant Holding A.S.                                   12,085    1,196,741
#*  Zealand Pharma A.S.                                            4,177       46,991
                                                                         ------------
TOTAL DENMARK                                                             120,227,098
                                                                         ------------
FINLAND -- (1.5%)
    Afarak Group Oyj                                             207,434       98,633
    Ahlstrom Oyj                                                  21,278      264,118
    Aktia Bank Oyj                                                 1,669       17,302
    Alma Media Oyj                                                23,225       99,227
    Amer Sports Oyj                                              179,770    3,688,400
    Apetit Oyj                                                     1,800       46,453
    Aspo Oyj                                                       8,353       60,936
    Atria P.L.C.                                                  20,310      224,701
    Bank of Aland P.L.C. Class B                                   1,250       13,900
    BasWare Oyj                                                    4,560      132,549
*   Biotie Therapies Oyj                                         226,186      107,187
#   Cargotec Oyj                                                  73,317    2,677,213
*   Caverion Corp.                                               148,687    1,162,324
    Citycon Oyj                                                  419,311    1,494,776
*   Comptel Oyj                                                   51,194       32,703
    Cramo Oyj                                                     25,439      508,615
    Digia P.L.C.                                                  10,944       59,245
*   Efore Oyj                                                      7,109        6,930
#   Elektrobit Corp.                                             432,247      828,853
#   Elisa Oyj                                                    118,569    2,970,598
    Etteplan Oyj                                                   7,036       29,672
    F-Secure Oyj                                                  60,115      155,372

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
FINLAND -- (Continued)
    Finnair Oyj                                                    116,996 $   446,571
*   Finnlines Oyj                                                   17,325     156,897
    Fiskars Oyj Abp                                                 31,608     809,189
    Fortum Oyj                                                     488,298  10,892,437
    HKScan Oyj Class A                                              30,767     140,804
    Huhtamaki Oyj                                                  131,507   3,161,096
    Ilkka-Yhtyma Oyj                                                29,672     123,118
    Kemira Oyj                                                     189,385   3,040,782
    Kesko Oyj Class A                                                2,643      90,989
    Kesko Oyj Class B                                              129,832   4,314,320
    Kone Oyj Class B                                                35,998   3,173,662
    Konecranes Oyj                                                  57,914   1,951,119
    Lassila & Tikanoja Oyj                                          39,643     831,257
    Lemminkainen Oyj                                                20,150     404,551
    Metsa Board Oyj                                                361,855   1,404,115
#   Metso Oyj                                                      146,329   5,759,527
    Metso Oyj Sponsored ADR                                         10,246     403,641
*   Munksjo Oyj                                                      5,320      33,980
    Neste Oil Oyj                                                  238,059   4,720,316
#*  Nokia Oyj                                                    3,651,928  27,757,495
*   Nokia Oyj Sponsored ADR                                        159,500   1,216,985
    Nokian Renkaat Oyj                                              95,237   4,816,725
    Okmetic Oyj                                                     21,251     154,726
    Olvi Oyj Class A                                                 7,926     285,659
    Oriola-KD Oyj Class A                                            1,000       3,261
    Oriola-KD Oyj Class B                                          158,288     513,330
#   Orion Oyj Class A                                               21,062     563,927
    Orion Oyj Class B                                               55,604   1,494,426
#*  Outokumpu Oyj                                                1,400,954     778,017
#   Outotec Oyj                                                    114,539   1,132,686
    PKC Group Oyj                                                   24,750     807,199
    Pohjola Bank P.L.C. Class A                                    254,207   4,629,287
    Ponsse Oy                                                       49,960     606,589
*   Poyry Oyj                                                       24,775     131,222
    Raisio P.L.C. Class V                                          222,026   1,291,932
    Ramirent Oyj                                                   106,727   1,282,460
    Rapala VMC Oyj                                                  14,912     102,278
#   Rautaruukki Oyj                                                177,447   1,534,789
    Saga Furs Oyj                                                    3,026     180,865
    Sampo Class A                                                  299,957  14,188,168
#   Sanoma Oyj                                                     131,507   1,140,987
    Sievi Capital P.L.C.                                            17,754      25,575
    Stockmann Oyj Abp(5462371)                                       8,998     150,166
#   Stockmann Oyj Abp(5462393)                                      40,470     646,166
    Stora Enso Oyj Class R                                         953,298   8,852,200
    Stora Enso Oyj Sponsored ADR                                   109,100   1,012,448
*   Talvivaara Mining Co. P.L.C.                                   676,382      67,224
#   Technopolis Oyj                                                101,203     686,813
    Teleste Oyj                                                      6,970      39,815
    Tieto Oyj                                                       87,027   1,911,958
    Tikkurila Oyj                                                   40,408   1,047,636
    UPM-Kymmene Oyj                                                926,636  14,712,421

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
FINLAND -- (Continued)
    UPM-Kymmene Oyj Sponsored ADR                                   78,154 $  1,242,649
#   Uponor Oyj                                                      69,886    1,380,384
    Vacon P.L.C.                                                     3,678      273,353
    Vaisala Oyj Class A                                              5,878      143,647
    Wartsila Oyj Abp                                                88,040    3,906,464
    YIT Oyj                                                        161,272    2,091,884
                                                                           ------------
TOTAL FINLAND                                                               159,341,894
                                                                           ------------
FRANCE -- (7.1%)
    Accor SA                                                        89,727    4,010,431
    Aeroports de Paris                                              17,033    1,819,364
#*  Air France-KLM                                                 280,775    2,928,250
    Air Liquide SA                                                  25,085    3,409,366
    Akka Technologies SA                                             3,689      110,585
#   Albioma                                                         29,743      726,977
#*  Alcatel-Lucent                                               2,216,400    8,491,151
*   Alcatel-Lucent Sponsored ADR                                 1,716,276    6,573,337
    Alstom SA                                                       91,538    3,397,969
    Altamir                                                         26,476      361,040
    Alten SA                                                        32,869    1,486,216
    Altran Technologies SA                                         195,970    1,736,768
    April                                                           24,454      519,906
#*  Archos                                                          27,729      134,810
    Arkema SA                                                       74,677    8,448,609
    Assystem                                                        21,508      585,478
*   Atari SA                                                         9,569           --
    AtoS                                                            54,554    4,650,204
    Aubay                                                            3,818       35,645
*   Audika Groupe                                                    1,627       21,870
    Aurea SA                                                           515        2,970
    AXA SA                                                         554,750   13,821,836
#   AXA SA Sponsored ADR                                           468,270   11,711,433
    Axway Software SA                                                4,011      120,406
#*  Beneteau SA                                                     50,968      933,312
#*  Bigben Interactive                                               3,126       31,310
    BioMerieux                                                      11,060    1,110,116
    BNP Paribas SA                                                 568,069   41,908,229
    Boiron SA                                                        9,468      640,590
    Bollore SA(4572709)                                              6,763    3,687,993
*   Bollore SA(BDGTH22)                                                 36       19,747
    Bonduelle SCA                                                   26,746      667,374
    Bongrain SA                                                      8,617      630,219
#   Bourbon SA                                                      89,802    2,559,346
*   Boursorama                                                      38,531      386,641
    Bouygues SA                                                    209,629    8,179,056
#*  Bull                                                           116,750      515,531
    Bureau Veritas SA                                               37,980    1,145,697
    Burelle SA                                                          15       11,916
    Cap Gemini SA                                                  215,493   14,131,594
    Carrefour SA                                                   225,126    8,217,672
    Casino Guichard Perrachon SA                                    54,355    6,109,765
*   Cegedim SA                                                       3,117       82,350

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
FRANCE -- (Continued)
    Cegid Group                                                      7,848 $   229,129
*   CGG                                                             80,827   1,776,570
*   CGG Sponsored ADR                                              123,954   2,720,790
#*  Chargeurs SA                                                    22,786     168,713
    Christian Dior SA                                               12,116   2,298,849
    Cie de St-Gobain                                               446,784  23,451,715
    Cie Generale des Etablissements Michelin                       158,414  16,506,407
    Ciments Francais SA                                              9,248     662,350
*   Club Mediterranee SA                                            40,276     950,245
    CNP Assurances                                                 190,368   3,353,540
*   Credit Agricole SA                                           1,083,987  13,033,363
    Danone SA                                                       49,719   3,682,396
#   Danone SA Sponsored ADR                                         35,600     530,084
    Dassault Systemes SA                                             7,830     951,232
#   Dassault Systemes SA ADR                                         5,637     686,587
*   Derichebourg SA                                                167,046     583,787
    Devoteam SA                                                      2,950      52,466
    Edenred                                                        146,851   4,985,240
    Eiffage SA                                                      57,158   3,387,367
    Electricite de France SA                                       118,785   4,157,225
    Electricite de Strasbourg                                          606      83,441
#   Eramet                                                           7,656     727,022
    Essilor International SA                                        41,528   4,450,362
    Esso SA Francaise                                                3,968     255,378
    Etablissements Maurel et Prom                                  147,275   2,371,104
    Euler Hermes SA                                                 22,093   2,916,817
*   Euro Disney SCA                                                 19,225     125,435
    Eurofins Scientific                                              4,879   1,335,661
    European Aeronautic Defence and Space Co. NV                    96,537   6,615,152
    Eutelsat Communications SA                                      44,571   1,409,686
    Exel Industries Class A                                          1,907     103,135
    Faiveley Transport SA                                            8,242     643,245
#*  Faurecia                                                        88,073   2,566,786
    Fimalac                                                          9,228     572,854
    Fleury Michon SA                                                   761      47,852
*   GameLoft SE                                                     26,377     279,835
    Gaumont SA                                                         768      37,437
    GDF Suez                                                       804,690  19,943,245
    GDF Suez Sponsored ADR                                             668      16,713
#   GEA                                                                 98      10,735
*   GECI International                                              20,581          --
    GL Events                                                       15,834     342,013
#   Groupe Crit                                                      2,059      87,435
    Groupe Eurotunnel SA                                           760,080   7,358,251
    Groupe Flo                                                      10,366      45,611
*   Groupe Fnac                                                      6,439     179,948
    Groupe Open                                                      2,036      19,357
*   Groupe Partouche SA                                              3,254       3,664
    Groupe Steria SCA                                               61,445   1,135,345
    Guerbet                                                          1,124     152,628
*   Haulotte Group SA                                               24,348     296,757
    Havas SA                                                       419,619   3,489,305

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
FRANCE -- (Continued)
*   Hi-Media SA                                                     62,662 $   159,827
    Iliad SA                                                         4,477   1,022,514
    Imerys SA                                                       46,029   3,692,432
#   Ingenico                                                        45,788   3,439,527
    Interparfums SA                                                  7,624     300,250
    Ipsen SA                                                        21,832     956,295
    IPSOS                                                           60,891   2,563,156
    Jacquet Metal Service                                           20,035     336,625
    JCDecaux SA                                                     70,824   2,838,639
    Kering                                                          51,515  11,674,876
    Korian                                                           8,524     266,267
    L'Oreal SA                                                      19,826   3,385,224
    L.D.C. SA                                                          178      28,662
    Lafarge SA                                                     179,598  12,391,433
#   Lafarge SA Sponsored ADR                                        82,410   1,424,045
    Lagardere SCA                                                  186,472   6,774,388
#   Laurent-Perrier                                                  2,478     231,474
    Lectra                                                          34,613     328,148
    Legrand SA                                                      47,639   2,699,969
    LISI                                                             5,795     894,409
    LVMH Moet Hennessy Louis Vuitton SA                             39,467   7,577,481
#   Maisons France Confort                                           3,179     117,226
#   Manitou BF SA                                                   17,121     322,488
    Manutan International                                            1,789     109,218
    Medica SA                                                       63,241   1,625,104
    Mersen                                                          24,275     887,979
    Metropole Television SA                                         64,959   1,494,280
    Montupet                                                        24,322     913,656
*   Mr Bricolage                                                     8,989     123,293
    Natixis                                                      1,014,342   5,454,724
#   Naturex                                                          7,958     628,195
#   Neopost SA                                                      44,238   3,340,011
#   Nexans SA                                                       52,267   2,323,845
    Nexity SA                                                       50,067   1,960,349
*   NicOx SA                                                        13,614      45,663
    Norbert Dentressangle SA                                         5,918     671,259
*   NRJ Group                                                       63,138     608,440
    Orange                                                         878,608  12,077,413
#   Orange SA ADR                                                  212,700   2,920,371
*   Orco Property Group                                              3,090       9,314
    Orpea                                                           45,347   2,445,865
#*  Osiatis SA                                                       9,417     132,079
*   Parrot SA                                                        8,588     239,335
    Pernod-Ricard SA                                                81,148   9,746,565
#*  Peugeot SA                                                     418,866   5,510,172
#*  Pierre & Vacances SA                                             7,208     193,577
    Plastic Omnium SA                                               91,242   2,606,696
    Publicis Groupe SA                                              35,420   2,945,506
#   Publicis Groupe SA ADR                                         100,092   2,090,922
    Rallye SA                                                       45,239   1,925,189
#*  Recylex SA                                                      32,570     146,607
    Remy Cointreau SA                                               20,829   2,051,688

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
FRANCE -- (Continued)
    Renault SA                                                   213,555 $18,632,722
    Rexel SA                                                     259,187   6,490,770
    Robertet SA                                                      752     183,670
    Rubis SCA                                                     34,395   2,147,196
    Sa des Ciments Vicat                                          13,951   1,042,411
    Safran SA                                                     83,745   5,339,412
    Saft Groupe SA                                                46,404   1,471,473
    Samse SA                                                         546      54,076
    Sanofi                                                       201,598  21,495,009
    Sanofi ADR                                                   562,231  30,068,114
    Sartorius Stedim Biotech                                       4,701     706,845
    Schneider Electric SA                                        182,493  15,356,360
    SCOR SE                                                      283,557  10,008,392
    SEB SA                                                        26,710   2,396,589
    Seche Environnement SA                                         3,292     131,885
#*  Sequana SA                                                    20,074     166,241
    SES SA                                                        57,640   1,676,509
    Soc Mar Tunnel Prado Car                                       7,833     307,632
    Societe BIC SA                                                24,301   3,034,583
    Societe d'Edition de Canal +                                  82,156     677,416
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco   1,430      78,118
    Societe Generale SA                                          443,771  25,068,404
#   Societe Internationale de Plantations d'Heveas SA              2,402     180,088
    Societe Television Francaise 1                               209,639   4,039,306
    Sodexo()                                                       8,908     866,957
    Sodexo(7062713)                                                8,908     864,308
    Sodexo Sponsored ADR                                           3,800     369,740
#*  SOITEC                                                       266,519     602,407
#*  Solocal Group                                                192,889     449,350
    Somfy SA                                                       1,174     292,605
    Sopra Group SA                                                 4,446     388,622
#*  Spir Communication                                             2,571      52,487
#*  Ste Industrielle d'Aviation Latecoere SA                       9,152     164,450
    Stef                                                           3,632     244,154
#   STMicroelectronics NV(861012102)                             359,279   2,755,670
    STMicroelectronics NV(5962332)                               984,214   7,570,582
*   Store Electronic                                                  16         288
    Suez Environnement Co.                                       194,394   3,389,703
    Sword Group                                                    9,306     196,102
    Synergie SA                                                    4,163      75,126
*   Technicolor SA                                                64,884     350,109
*   Technicolor SA Sponsored ADR                                   4,360      23,697
    Technip SA                                                    13,148   1,377,103
    Technip SA ADR                                               104,395   2,747,676
    Teleperformance                                               98,565   5,217,532
    Tessi SA                                                       1,767     241,412
    Thales SA                                                     77,339   4,736,690
#*  Theolia SA                                                   100,126     187,605
    Thermador Groupe                                                 134      11,984
    Total Gabon                                                      156     100,101
    Total SA                                                     351,482  21,564,452
#   Total SA Sponsored ADR                                       595,142  36,410,788

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
FRANCE -- (Continued)
    Touax SA                                                         718 $     19,227
#*  Transgene SA                                                  15,279      199,783
*   Trigano SA                                                    14,750      313,061
*   UBISOFT Entertainment                                        166,554    2,136,492
    Union Financiere de France BQE SA                              1,141       27,308
    Valeo SA                                                      92,629    9,163,716
    Vallourec SA                                                 176,253   10,490,866
*   Valneva SE                                                    13,249       86,144
    Veolia Environnement SA                                      195,950    3,361,656
    Veolia Environnement SA ADR                                   47,101      810,608
    Vetoquinol SA                                                     65        2,587
    Viel et Co.                                                   48,096      158,707
#   Vilmorin & Cie                                                 8,353      985,475
    Vinci SA                                                     192,143   12,294,496
    Virbac SA                                                      2,717      546,526
    Vivendi SA                                                   661,308   16,744,134
*   VM Materiaux SA                                                  811       30,897
    Vranken-Pommery Monopole SA                                    3,897      126,097
    Zodiac Aerospace                                              42,703    6,832,776
                                                                         ------------
TOTAL FRANCE                                                              742,851,490
                                                                         ------------
GERMANY -- (5.9%)
*   Aareal Bank AG                                                95,461    3,661,226
    Adidas AG                                                     74,088    8,441,995
    Adler Modemaerkte AG                                           9,607      123,885
*   ADVA Optical Networking SE                                    82,206      438,816
#*  Air Berlin P.L.C.                                             74,923      172,590
#*  Aixtron SE NA                                                114,799    1,647,630
#   Allgeier SE                                                    1,017       21,410
    Allianz SE                                                   171,092   28,726,742
#   Allianz SE ADR                                               984,886   16,575,631
    Amadeus Fire AG                                                2,946      193,893
#   Analytik Jena AG                                               4,322       86,638
*   AS Creation Tapeten                                              906       47,397
    Aurubis AG                                                    53,974    3,400,629
#   Axel Springer AG                                              61,758    3,726,482
    Balda AG                                                      11,416       70,834
    BASF SE                                                       60,260    6,255,861
#   BASF SE Sponsored ADR                                         58,000    6,026,200
    Bauer AG                                                      19,819      486,073
    Bayer AG                                                      79,483    9,860,043
    Bayer AG Sponsored ADR                                        10,700    1,334,290
    Bayerische Motoren Werke AG                                  142,292   16,104,384
    BayWa AG                                                      23,332    1,188,230
    Bechtle AG                                                    22,025    1,412,424
    Beiersdorf AG                                                 21,920    2,090,146
    Bertrandt AG                                                   3,592      469,785
    Bijou Brigitte AG                                              3,005      316,658
#   Bilfinger SE                                                  73,848    8,194,936
    Biotest AG                                                     4,237      350,345
    Borussia Dortmund GmbH & Co. KGaA                            106,173      548,318
    Brenntag AG                                                   13,932    2,357,423

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GERMANY -- (Continued)
    CANCOM SE                                                       17,246 $   661,350
    Carl Zeiss Meditec AG                                           24,728     781,101
    CAT Oil AG                                                      26,289     641,489
#   Celesio AG                                                     168,158   5,228,016
    CENIT AG                                                        11,286     158,342
    CENTROTEC Sustainable AG                                        15,862     394,370
    Cewe Stiftung & Co. KGAA                                         8,432     471,479
*   Colonia Real Estate AG                                           2,454      16,056
    Comdirect Bank AG                                               58,460     664,419
*   Commerzbank AG                                               1,065,890  13,632,341
#   CompuGroup Medical AG                                           11,148     290,389
*   Constantin Medien AG                                            53,339     119,305
    Continental AG                                                  78,125  14,286,465
    CropEnergies AG                                                 38,653     361,613
    CTS Eventim AG                                                  11,464     558,898
    DAB Bank AG                                                     13,385      67,373
    Daimler AG                                                     469,210  38,416,462
    Data Modul AG                                                    2,305      50,128
    DEAG Deutsche Entertainment                                      1,086       6,047
#   Delticom AG                                                      3,099     163,433
*   Deufol SE                                                       10,845      19,885
    Deutsche Bank AG(5750355)                                      338,130  16,341,519
    Deutsche Bank AG(D18190898)                                    216,919  10,481,526
    Deutsche Boerse AG                                              57,987   4,362,191
*   Deutsche Lufthansa AG                                          332,714   6,432,368
    Deutsche Post AG                                               639,180  21,585,987
    Deutsche Telekom AG                                            716,538  11,260,184
#   Deutsche Telekom AG Sponsored ADR                              528,190   8,340,120
#   Deutsche Wohnen AG                                             198,701   3,736,936
*   Deutz AG                                                       175,567   1,665,234
#*  Dialog Semiconductor P.L.C.                                     70,568   1,355,873
    DIC Asset AG                                                     7,350      81,161
#   DMG MORI SEIKI AG                                              106,489   3,500,452
    Dr Hoenle AG                                                     7,908     131,301
    Draegerwerk AG & Co. KGaA                                        3,042     301,066
    Drillisch AG                                                    54,565   1,406,176
    Duerr AG                                                        18,254   1,597,566
    DVB Bank SE                                                        874      28,800
    E.ON SE                                                        844,759  15,398,681
    E.ON SE Sponsored ADR                                          218,470   3,987,077
    Eckert & Ziegler AG                                              7,086     288,240
    Elmos Semiconductor AG                                          16,695     219,304
    ElringKlinger AG                                                44,660   1,898,908
#   Euromicron AG                                                   12,437     294,770
*   Evotec AG                                                      154,547     904,086
    Fielmann AG                                                      5,612     627,602
*   First Sensor AG                                                  8,351      84,398
#*  Francotyp-Postalia Holding AG Class A                               90         517
    Fraport AG Frankfurt Airport Services Worldwide                 55,657   4,305,801
    Freenet AG                                                     186,453   4,843,076
    Fresenius Medical Care AG & Co. KGaA                           151,766  10,029,640
    Fresenius Medical Care AG & Co. KGaA ADR                        53,000   1,744,760

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
    Fresenius SE & Co. KGaA                                       99,442 $12,908,908
    Fuchs Petrolub AG                                              3,792     257,790
*   GAGFAH SA                                                     57,918     820,977
    GEA Group AG                                                 160,694   6,984,207
    Gerresheimer AG                                               40,762   2,696,356
#   Gerry Weber International AG                                  11,433     473,762
    Gesco AG                                                       5,066     515,259
    GFK SE                                                        18,690   1,092,925
    GFT Technologies AG                                           20,117     165,055
*   Gigaset AG                                                    49,566      68,178
    Grammer AG                                                    22,198   1,032,864
    Grenkeleasing AG                                               8,480     838,914
*   GSW Immobilien AG                                             45,339   2,108,396
*   H&R AG                                                        15,018     181,790
    Hamburger Hafen und Logistik AG                               27,400     687,598
    Hannover Rueck SE                                             90,591   7,250,124
    Hawesko Holding AG                                             1,492      76,941
    HeidelbergCement AG                                          154,478  12,163,542
#*  Heidelberger Druckmaschinen AG                               472,729   1,263,779
    Henkel AG & Co. KGaA                                          22,389   2,064,897
    Highlight Communications AG                                   31,488     161,609
    Hochtief AG                                                   47,492   4,295,409
    Homag Group AG                                                   933      22,522
    Hugo Boss AG                                                  11,430   1,488,948
    Indus Holding AG                                              37,536   1,348,823
    Infineon Technologies AG                                     398,549   3,855,695
    Infineon Technologies AG ADR                                 511,176   4,907,290
*   Intershop Communications AG                                    3,523       6,971
    Isra Vision AG                                                 5,417     259,764
    Jenoptik AG                                                   86,977   1,519,472
#   K+S AG                                                       113,007   2,871,463
*   Kloeckner & Co. SE                                           186,988   2,637,550
    Koenig & Bauer AG                                              3,131      59,748
    Kontron AG                                                    92,955     635,805
    Krones AG                                                     22,008   1,926,296
#   KSB AG                                                           214     140,207
#   KUKA AG                                                       29,056   1,322,391
    KWS Saat AG                                                    2,468     881,343
    Lanxess AG                                                    66,389   4,662,618
    Leifheit AG                                                    3,113     126,989
    Leoni AG                                                      62,800   4,250,549
    Linde AG                                                      80,255  15,234,443
    LPKF Laser & Electronics AG                                   13,346     278,019
    MAN SE                                                        32,663   3,934,884
*   Manz AG                                                        4,746     342,573
*   MasterFlex SE                                                    338       3,093
*   Mediclin AG                                                   13,261      77,827
#*  Medigene AG                                                    7,342      38,063
    Merck KGaA                                                    35,512   5,907,440
    Metro AG                                                     107,368   5,034,054
    MLP AG                                                        83,654     521,968
#   Mobotix AG                                                     2,823      60,574

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
*   Morphosys AG                                                  19,998 $ 1,546,896
    MTU Aero Engines AG                                           28,360   2,828,380
    Muehlbauer Holding AG & Co. KGaA                               1,858      49,234
    Muenchener Rueckversicherungs AG                             106,008  22,116,689
    MVV Energie AG                                                12,918     427,366
    Nemetschek AG                                                  2,886     190,478
    Nexus AG                                                       2,391      33,441
*   Nordex SE                                                    103,557   1,815,006
    Norma Group SE                                                18,341     917,238
    OHB AG                                                        13,143     312,812
#*  Osram Licht AG                                                45,901   2,377,336
*   Patrizia Immobilien AG                                        61,559     576,585
    Pfeiffer Vacuum Technology AG                                  8,253     960,992
    PNE Wind AG                                                  110,191     436,111
    Progress-Werk Oberkirch AG                                     1,999     113,757
    PSI AG Gesellschaft Fuer Produkte und Systeme der
    Informationstechnologie                                        1,221      20,323
#   Puma SE                                                        4,176   1,242,341
    PVA TePla AG                                                   8,269      32,975
*   QIAGEN NV                                                    351,324   8,063,215
    QSC AG                                                       162,193   1,008,853
#   R Stahl AG                                                     3,704     179,298
    Rational AG                                                    1,048     320,919
    Rheinmetall AG                                                84,143   5,202,017
    Rhoen Klinikum AG                                            181,202   5,063,965
    RIB Software AG                                                5,099      45,434
    RWE AG                                                       468,335  17,254,434
*   SAF-Holland SA                                                92,510   1,315,113
    Salzgitter AG                                                 73,528   3,235,920
    SAP AG                                                        20,475   1,602,212
#   SAP AG Sponsored ADR                                          54,592   4,277,283
    Schaltbau Holding AG                                           2,895     160,150
#   SGL Carbon SE                                                 52,919   2,063,684
    SHW AG                                                         1,490      91,490
#   Siemens AG Sponsored ADR                                     200,444  25,658,836
#*  Singulus Technologies AG                                      79,247     193,913
    Sixt SE                                                       26,458     797,281
    SKW Stahl-Metallurgie Holding AG                              10,141     164,966
#*  Sky Deutschland AG                                           392,287   3,865,936
#   SMA Solar Technology AG                                       10,617     432,787
#   SMT Scharf AG                                                  4,136     133,967
    Software AG                                                   64,689   2,395,268
#*  Solarworld AG                                                132,271     141,066
    Stada Arzneimittel AG                                        102,970   5,918,895
    STINAG Stuttgart Invest AG                                       818      17,781
*   Stroeer Media AG                                              25,910     447,640
    Suedzucker AG                                                 87,688   2,820,753
*   Suss Microtec AG                                              38,692     410,309
    Symrise AG                                                    78,949   3,342,645
#   TAG Immobilien AG                                            180,562   2,181,089
    Takkt AG                                                      33,086     656,984
    Technotrans                                                    4,636      49,194
    Telegate AG                                                    6,801      59,107

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
GERMANY -- (Continued)
*   ThyssenKrupp AG                                                244,148 $  6,229,031
*   Tipp24 SE                                                        8,961      582,813
#*  Tom Tailor Holding AG                                           33,364      760,447
    Tomorrow Focus AG                                                7,335       44,058
#*  TUI AG                                                         277,181    3,672,169
    United Internet AG                                              47,598    1,877,559
    Volkswagen AG                                                   17,173    4,199,586
    Vossloh AG                                                       8,010      826,241
    VTG AG                                                          19,082      397,980
#   Wacker Chemie AG                                                25,261    2,372,209
    Wacker Neuson SE                                                35,860      550,839
    Washtec AG                                                      51,952      741,241
    Wincor Nixdorf AG                                               18,671    1,234,494
    Wirecard AG                                                      1,690       61,488
    XING AG                                                          2,319      233,858
#*  zooplus AG                                                       1,104       92,029
                                                                           ------------
TOTAL GERMANY                                                               620,468,263
                                                                           ------------
GREECE -- (0.3%)
*   Aegean Airlines SA                                              11,435       98,863
*   Alapis Holding Industrial and Commercial SA of
    Pharmaceutical Chemical Products                                69,510        3,869
*   Alpha Bank AE                                                  664,535      595,245
*   Astir Palace Hotel SA                                           16,370       88,736
    Athens Water Supply & Sewage Co. SA (The)                       23,542      265,649
*   Autohellas SA                                                    2,219       25,870
*   Bank of Cyprus P.L.C.                                        1,186,156           --
    Bank of Greece                                                  20,979      456,179
*   Diagnostic & Therapeutic Center of Athens Hygeia SA             64,268       40,284
*   Ellaktor SA                                                    153,337      666,380
*   Elval - Hellenic Aluminium Industry SA                           9,817       26,427
*   Euromedica SA                                                    4,548        2,330
*   Folli Follie SA                                                 30,765      913,782
*   Fourlis Holdings SA                                             42,377      200,786
*   Frigoglass SA                                                   11,866       94,924
*   GEK Terna Holding Real Estate Construction SA                   43,566      185,477
*   Halcor SA                                                       55,380       64,868
    Hellenic Exchanges SA Holding Clearing Settlement and
    Registry                                                       130,999    1,376,938
    Hellenic Petroleum SA                                          166,427    2,164,064
*   Hellenic Telecommunications Organization SA                    309,016    3,889,094
#*  Hellenic Telecommunications Organization SA Sponsored ADR      103,600      649,054
*   Iaso SA                                                         18,699       32,709
*   Intracom Holdings SA                                           104,325       80,816
    Intralot SA-Integrated Lottery Systems & Services              142,895      377,205
*   J&P-Avax SA                                                    138,549      328,603
*   JUMBO SA                                                       110,250    1,479,291
*   Marfin Investment Group Holdings SA                          1,013,154      645,952
    Metka SA                                                        31,280      587,293
    Motor Oil Hellas Corinth Refineries SA                          88,770    1,055,323
*   Mytilineos Holdings SA                                         139,596    1,127,223
*   National Bank of Greece SA                                     371,501    2,110,064
#   National Bank of Greece SA ADR                                  20,800      121,680

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GREECE -- (Continued)
    OPAP SA                                                        156,100 $ 1,938,399
*   Piraeus Bank SA                                                127,214     265,556
    Piraeus Port Authority                                           5,029     122,181
*   Proton Bank SA                                                  33,481          --
    Public Power Corp. SA                                           90,520   1,345,280
*   Sarantis SA                                                     10,732      85,329
*   Sidenor Steel Products Manufacturing Co. SA                     28,031      64,898
*   T Bank SA                                                       46,506          --
    Terna Energy SA                                                 47,131     233,048
    Thessaloniki Port Authority SA                                   1,762      59,758
    Thessaloniki Water Supply & Sewage Co. SA                          522       4,187
*   Titan Cement Co. SA                                             71,576   1,946,917
*   TT Hellenic Postbank SA                                        225,165          --
*   Viohalco Hellenic Copper and Aluminum Industry SA              176,559   1,747,702
                                                                           -----------
TOTAL GREECE                                                                27,568,233
                                                                           -----------
HONG KONG -- (2.4%)
    AAC Technologies Holdings, Inc.                                250,000   1,098,439
    Aeon Stores Hong Kong Co., Ltd.                                 32,000      48,307
    AIA Group, Ltd.                                              2,081,600  10,570,011
    Alco Holdings, Ltd.                                            356,000      75,791
    Allied Group, Ltd.                                              72,000     269,315
    Allied Properties HK, Ltd.                                   2,868,393     473,564
*   Anxian Yuan China Holdings, Ltd.                             1,560,000      39,213
*   Apac Resources, Ltd.                                         4,320,000      84,161
    APT Satellite Holdings, Ltd.                                   465,000     505,115
    Arts Optical International Hldgs                                70,000      17,366
    Asia Financial Holdings, Ltd.                                  270,000     113,480
    Asia Satellite Telecommunications Holdings, Ltd.               148,000     574,426
    Asia Standard International Group                              544,745     123,554
#   ASM Pacific Technology, Ltd.                                    98,900     954,510
    Associated International Hotels, Ltd.                           79,000     232,480
    Aupu Group Holding Co., Ltd.                                   400,000      44,363
    Bank of East Asia, Ltd.                                      1,088,546   4,717,461
*   Birmingham International Holdings, Ltd.                      1,534,000          --
    BOC Hong Kong Holdings, Ltd.                                 1,522,000   4,950,943
    Bonjour Holdings, Ltd.                                       1,036,000     224,193
    Bossini International Hldg                                   1,204,000      72,192
*   Brightoil Petroleum Holdings, Ltd.                           2,533,000     434,455
#*  Brockman Mining, Ltd.                                        2,850,520     150,900
*   Burwill Holdings, Ltd.                                       3,573,600     156,609
#   Cafe de Coral Holdings, Ltd.                                   208,000     715,197
    Cathay Pacific Airways, Ltd.                                 1,092,000   2,163,248
    Champion Technology Holdings, Ltd.                           1,992,397      41,427
*   Chaoyue Group, Ltd.                                            650,000      31,843
    Chen Hsong Holdings                                            360,000     113,700
    Cheuk Nang Holdings, Ltd.                                       96,238      86,708
#   Cheung Kong Holdings, Ltd.                                     831,000  12,999,177
    Cheung Kong Infrastructure Holdings, Ltd.                      236,045   1,642,573
    Chevalier International Holdings, Ltd.                         107,913     189,786
*   China Billion Resources, Ltd.                                5,752,080          --
*   China Daye Non-Ferrous Metals Mining, Ltd.                   1,934,000      50,646

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
HONG KONG -- (Continued)
    China Electronics Corp. Holdings Co., Ltd.                      584,000 $  113,805
*   China Energy Development Holdings, Ltd.                       5,924,000     68,877
*   China Environmental Investment Holdings, Ltd.                 1,845,000     57,325
    China Financial Services Holdings, Ltd.                         304,000     25,490
*   China Flavors & Fragrances Co., Ltd.                             24,890      3,808
*   China Infrastructure Investment, Ltd.                         2,032,000     40,012
    China Metal International Holdings, Inc.                        540,000    151,704
*   China Nuclear Industry 23 International Corp., Ltd.             274,000     39,550
*   China Renji Medical Group, Ltd.                              11,550,000     64,190
*   China Solar Energy Holdings, Ltd.                             1,033,500     23,995
    China Ting Group Holdings, Ltd.                                 692,000     54,465
*   China Tycoon Beverage Holdings, Ltd.                             60,000        658
#   Chong Hing Bank, Ltd.                                           257,000  1,157,743
    Chow Sang Sang Holdings International, Ltd.                     418,000  1,355,634
    Chow Tai Fook Jewellery Group, Ltd.                             355,800    590,000
    Chu Kong Shipping Enterprise Group Co., Ltd.                    774,000    215,482
    Chuang's China Investments, Ltd.                                798,000     52,450
    Chuang's Consortium International, Ltd.                       1,569,487    196,560
    Chun Wo Development Holdings, Ltd.                              348,000     22,202
    CITIC Telecom International Holdings, Ltd.                    1,981,000    615,678
    CK Life Sciences International Holdings, Inc.                 4,956,000    460,012
    CLP Holdings, Ltd.                                              261,000  2,101,992
*   COL Capital, Ltd.                                                64,000     19,570
*   Cosmos Machinery Enterprises, Ltd.                              106,600      7,294
*   CP Lotus Corp.                                                1,420,000     43,963
#   Cross-Harbour Holdings, Ltd. (The)                              102,000     82,162
    CSI Properties, Ltd.                                          5,784,200    201,194
*   Culture Landmark Investment, Ltd.                               103,000     10,425
*   Culturecom Holdings, Ltd.                                       900,000    161,256
    Dah Sing Banking Group, Ltd.                                    733,822  1,382,132
    Dah Sing Financial Holdings, Ltd.                               289,250  1,806,797
    Dan Form Holdings Co., Ltd.                                   1,227,900    139,252
    Dickson Concepts International, Ltd.                            446,500    278,011
    Dorsett Hospitality International, Ltd.                       1,077,000    236,074
*   DVN Holdings, Ltd.                                              966,000     79,729
    Eagle Nice International Holdings, Ltd.                         534,000     96,394
    EcoGreen Fine Chemicals Group, Ltd.                             304,000     66,765
*   EganaGoldpfeil Holdings, Ltd                                    209,588         --
    Emperor Capital Group, Ltd.                                     204,000      9,092
    Emperor Entertainment Hotel, Ltd.                             1,015,000    510,153
    Emperor International Holdings                                2,068,416    594,409
    Emperor Watch & Jewellery, Ltd.                               6,670,000    533,925
*   Enviro Energy International Holdings, Ltd.                      408,000      8,892
*   EPI Holdings, Ltd.                                            6,758,000    200,189
#   Esprit Holdings, Ltd.                                         3,462,913  6,385,040
*   eSun Holdings, Ltd.                                           1,365,000    183,053
    Fairwood, Ltd.                                                   80,000    163,866
#   Far East Consortium International, Ltd.                       1,755,866    580,146
#*  FIH Mobile, Ltd.                                              3,970,000  2,231,158
    First Pacific Co., Ltd.                                       3,865,756  4,395,517
*   Fountain SET Holdings, Ltd.                                   1,150,000    155,847
    Fujikon Industrial Holdings, Ltd.                               132,000     35,055

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
HONG KONG -- (Continued)
*   G-Resources Group, Ltd.                                      40,285,200 $ 1,203,957
*   Galaxy Entertainment Group, Ltd.                                415,000   3,097,926
#*  Genting Hong Kong, Ltd.                                         678,000     307,620
    Get Nice Holdings, Ltd.                                       6,384,000     292,057
#   Giordano International, Ltd.                                  1,244,000   1,166,919
    Glorious Sun Enterprises, Ltd.                                  796,000     181,742
    Gold Peak Industries Holding, Ltd.                              453,000      49,092
    Golden Resources Development International, Ltd.                676,000      37,018
    Guangnan Holdings, Ltd.                                         756,000      95,592
#   Guotai Junan International Holdings, Ltd.                       884,000     378,832
#   Haitong International Securities Group, Ltd.                    769,492     378,460
*   Hang Fung Gold Technology, Ltd.                                 250,000          --
    Hang Lung Group, Ltd.                                           704,000   3,715,091
    Hang Lung Properties, Ltd.                                    1,936,000   6,375,492
    Hang Seng Bank, Ltd.                                            136,700   2,283,774
*   Hao Tian Development Group, Ltd.                                440,000      19,560
    Harbour Centre Development, Ltd.                                158,000     289,857
#   Henderson Land Development Co., Ltd.                          1,273,906   7,529,855
    HKR International, Ltd.                                         895,962     438,156
    Hon Kwok Land Investment Co., Ltd.                              234,000      90,160
    Hong Kong & China Gas Co., Ltd.                                 642,970   1,498,657
#   Hong Kong Aircraft Engineering Co., Ltd.                         26,800     359,404
#   Hong Kong Exchanges and Clearing, Ltd.                          214,758   3,472,801
    Hong Kong Television Network, Ltd.                              406,000     132,997
#   Hong Kong Television Network, Ltd. ADR                           20,634     132,264
    Hongkong & Shanghai Hotels (The)                                867,924   1,365,855
    Hongkong Chinese, Ltd.                                        1,625,143     360,874
    Hop Hing Group Holdings, Ltd.                                   252,000      10,717
    Hopewell Holdings, Ltd.                                       1,093,500   3,689,654
    Hsin Chong Construction Group, Ltd.                             778,000     106,291
    Hung Hing Printing Group, Ltd.                                  528,524      76,333
    Hutchison Telecommunications Hong Kong Holdings, Ltd.         2,540,000   1,124,421
    Hutchison Whampoa, Ltd.                                       1,030,000  12,827,842
*   Hybrid Kinetic Group, Ltd.                                      896,000      13,634
#   Hysan Development Co., Ltd.                                     475,215   2,226,030
*   Imagi International Holdings, Ltd.                           11,808,000     141,564
#*  Integrated Waste Solutions Group Holdings, Ltd.                 746,000     130,860
    IPE Group, Ltd.                                               1,225,000      88,455
*   IRC, Ltd.                                                     1,958,000     211,896
#   IT, Ltd.                                                        785,087     238,950
    ITC Properties Group, Ltd.                                      228,400      86,632
*   Jinhui Holdings, Ltd.                                           167,000      38,150
*   JLF Investment Co., Ltd.                                        250,000      17,375
    Johnson Electric Holdings, Ltd.                               2,018,000   1,452,498
#   K Wah International Holdings, Ltd.                            2,353,506   1,290,627
    Kam Hing International Holdings, Ltd.                            74,000       6,024
    Kantone Holdings, Ltd.                                        2,444,360      32,797
    Kerry Properties, Ltd.                                          748,583   3,255,919
*   King Stone Energy Group, Ltd.                                 1,196,000      53,729
    Kingmaker Footwear Holdings, Ltd.                               754,000     174,088
#   Kingston Financial Group, Ltd.                                3,751,000     425,579
*   Ko Yo Chemical Group, Ltd.                                    5,180,000      69,487

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE++
                                                                 ---------- ----------
HONG KONG -- (Continued)
    Kowloon Development Co., Ltd.                                   723,000 $  892,495
    L'Occitane International SA                                     205,250    465,543
*   Lai Sun Development                                          19,665,666    563,131
*   Lai Sun Garment International, Ltd.                             990,000    180,495
    Lam Soon Hong Kong, Ltd.                                         12,000      8,438
    Landsea Green Properties Co., Ltd.                              124,000     13,422
    Lee's Pharmaceutical Holdings, Ltd.                             100,000     92,836
    Lerado Group Holdings Co.                                       672,000     76,380
    Li & Fung, Ltd.                                               1,845,250  2,594,461
    Lifestyle International Holdings, Ltd.                          407,000    886,945
*   Lifestyle Properties Development, Ltd.                           19,050      3,858
    Lippo China Resources, Ltd.                                   5,036,000    152,505
    Lippo, Ltd.                                                     290,000    145,459
#   Liu Chong Hing Investment                                       166,000    368,675
    Luen Thai Holdings, Ltd.                                        336,000    123,515
    Luk Fook Holdings International, Ltd.                           688,000  2,447,270
    Luks Group Vietnam Holdings Co., Ltd.                           130,000     34,815
    Lung Kee Bermuda Holdings                                       280,000    103,234
    Magnificent Estates                                           4,256,000    206,061
    Man Wah Holdings, Ltd.                                          530,400    911,400
    Man Yue Technology Holdings, Ltd.                               254,000     31,770
*   Mei Ah Entertainment Group, Ltd.                              3,200,000     45,762
*   Melco Crown Entertainment, Ltd. ADR                               2,488     82,502
    Melco International Development, Ltd.                         1,584,000  4,982,254
    MGM China Holdings, Ltd.                                        284,400    984,294
#   Midland Holdings, Ltd.                                        1,278,000    520,811
    Ming Fai International Holdings, Ltd.                           453,000     49,644
*   Ming Fung Jewellery Group, Ltd.                               3,484,000    111,391
    Miramar Hotel & Investment                                      241,000    309,062
#*  Mongolian Mining Corp.                                        1,770,000    292,287
    MTR Corp., Ltd.                                                 565,214  2,185,972
    NagaCorp, Ltd.                                                  184,000    169,914
    Natural Beauty Bio-Technology, Ltd.                              70,000      4,515
#*  Neo-Neon Holdings, Ltd.                                       1,247,000    289,054
*   Neptune Group, Ltd.                                           1,780,000     81,444
    New Century Group Hong Kong, Ltd.                               623,200     12,536
*   New Smart Energy Group, Ltd.                                  4,042,500     69,397
#   New World Development Co., Ltd.                               4,348,031  6,026,292
    Newocean Energy Holdings, Ltd.                                1,424,000    870,750
*   Next Media, Ltd.                                              1,192,000    130,696
*   Norstar Founders Group, Ltd.                                    420,000         --
*   North Asia Resources Holdings, Ltd.                             615,000     12,139
    NWS Holdings, Ltd.                                            1,381,941  2,165,168
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.        2,130,000    103,072
#   Orient Overseas International, Ltd.                             426,000  2,200,340
#   Oriental Watch Holdings                                       1,152,240    368,579
    Pacific Andes International Holdings, Ltd.                    2,950,274    133,044
    Pacific Basin Shipping, Ltd.                                  3,080,000  2,204,070
    Pacific Textile Holdings, Ltd.                                  583,000    798,652
    Paliburg Holdings, Ltd.                                         728,790    234,063
*   Pan Asia Environmental Protection Group, Ltd.                    34,000      6,315
    PCCW, Ltd.                                                    3,889,000  1,761,069

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
    PCCW, Ltd. ADR                                                   7,400 $    33,818
#*  Peace Mark Holdings, Ltd.                                      308,000          --
*   Pearl Oriental Oil, Ltd.                                     2,842,627      97,652
    Pegasus International Holdings, Ltd.                            82,000      11,778
#   Pico Far East Holdings, Ltd.                                 1,042,000     329,524
*   Ping Shan Tea Group, Ltd.                                    2,039,800      59,977
    Playmates Holdings, Ltd.                                        73,400      92,259
    PNG Resources Holdings, Ltd.                                 4,512,000      74,991
    Polytec Asset Holdings, Ltd.                                 3,035,000     387,800
    Power Assets Holdings, Ltd.                                    329,500   2,740,878
    Prada SpA                                                       39,000     380,006
    Public Financial Holdings, Ltd.                                464,000     242,522
    PYI Corp., Ltd.                                              5,416,552     131,348
    Regal Hotels International Holdings, Ltd.                      903,400     494,056
    Richfield Group Holdings, Ltd.                               2,392,000      63,824
*   Rising Development Holdings, Ltd.                              278,000      17,972
    SA SA International Holdings, Ltd.                             448,000     490,461
    Samsonite International SA                                     909,000   2,478,845
#*  Sandmartin International Holdings, Ltd.                        270,000      16,677
    Sands China, Ltd.                                              192,800   1,375,801
    SCMP Group, Ltd.                                                10,000       2,515
    SEA Holdings, Ltd.                                             246,000     139,621
#   Shangri-La Asia, Ltd.                                        1,552,166   2,855,534
    Shenyin Wanguo HK, Ltd.                                        470,000     167,157
*   Shougang Concord Technology Holdings                         1,600,000      98,028
    Shun Tak Holdings, Ltd.                                      3,266,250   1,892,073
#*  Silver base Group Holdings, Ltd.                               304,000      50,518
    Sing Tao News Corp., Ltd.                                      490,000      70,770
    Singamas Container Holdings, Ltd.                            2,498,000     579,780
*   Sino Distillery Group, Ltd.                                    664,000      40,222
    Sino Land Co., Ltd.                                          3,372,584   4,730,034
*   Sino-Tech International Holdings, Ltd.                       7,000,000      29,790
*   Sinocop Resources Holdings, Ltd.                               100,000       8,637
    Sitoy Group Holdings, Ltd.                                       4,000       2,195
    SJM Holdings, Ltd.                                             638,000   2,058,764
#   SmarTone Telecommunications Holdings, Ltd.                     445,303     586,493
    SOCAM Development, Ltd.                                        432,488     514,308
*   Solomon Systech International, Ltd.                          2,156,000      98,708
    Soundwill Holdings, Ltd.                                        36,000      64,547
*   South China China, Ltd.                                      1,088,000     104,145
    Stella International Holdings, Ltd.                            203,500     502,295
    Stelux Holdings International, Ltd.                            637,600     217,132
*   Success Universe Group, Ltd.                                 1,284,000      77,950
    Sun Hing Vision Group Holdings, Ltd.                           122,000      42,332
    Sun Hung Kai & Co., Ltd.                                     1,175,787     661,911
    Sun Hung Kai Properties, Ltd.                                  957,036  12,511,270
*   Sun Innovation Holdings, Ltd.                                  660,000      11,299
*   Sustainable Forest Holdings, Ltd.                              681,250      15,556
    Swire Properties, Ltd.                                         346,450     938,401
*   Symphony Holdings, Ltd.                                        511,500      32,676
    TAI Cheung Holdings                                            578,000     438,447
    TAI Sang Land Developement, Ltd.                               145,523      71,494

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
HONG KONG -- (Continued)
*   Talent Property Group, Ltd.                                  1,245,000 $     21,004
#   Tan Chong International, Ltd.                                  372,000      147,377
    Tao Heung Holdings, Ltd.                                        36,000       27,615
#*  Taung Gold International, Ltd.                               3,200,000       65,626
    Techtronic Industries Co.                                    1,734,000    4,359,326
    Television Broadcasts, Ltd.                                    171,000      998,666
    Termbray Industries International                              112,000       10,395
    Texwinca Holdings, Ltd.                                        838,000      856,142
#*  Titan Petrochemicals Group, Ltd.                             3,200,000        1,032
*   Tom Group, Ltd.                                              1,250,000      240,057
    Tongda Group Holdings, Ltd.                                  4,240,000      240,659
*   Town Health International Investments, Ltd.                    384,835      101,297
    Tradelink Electronic Commerce, Ltd.                            818,000      202,491
    Transport International Holdings, Ltd.                         291,800      657,094
#   Trinity, Ltd.                                                1,856,000      693,770
*   TSC Group Holdings, Ltd.                                     1,018,000      345,415
    Tse Sui Luen Jewellery International, Ltd.                      60,000       29,003
    Tysan Holdings, Ltd.                                           300,000      104,623
*   U-RIGHT International Holdings, Ltd.                            45,060        2,325
#*  United Laboratories International Holdings, Ltd. (The)       1,011,500      426,663
*   Universal Technologies Holdings, Ltd.                        1,330,000       77,235
*   Value Convergence Holdings, Ltd.                               252,000       37,248
    Value Partners Group, Ltd.                                     898,000      545,019
    Varitronix International, Ltd.                                 491,000      436,509
    Vedan International Holdings, Ltd.                           1,192,000       70,870
    Victory City International Holdings, Ltd.                    1,604,326      225,342
    Vitasoy International Holdings, Ltd.                           448,000      577,698
    VST Holdings, Ltd.                                           1,421,200      280,484
#   VTech Holdings, Ltd.                                           105,900    1,512,216
    Wai Kee Holdings, Ltd.                                         222,000       59,066
    Wang On Group, Ltd.                                          7,460,000      136,659
    Wharf Holdings, Ltd.                                           962,750    8,139,013
    Wheelock & Co., Ltd.                                         1,012,000    5,177,599
    Win Hanverky Holdings, Ltd.                                    598,000       68,593
    Wing Hang Bank, Ltd.                                           304,894    4,324,063
#   Wing On Co. International, Ltd.                                123,137      354,127
    Wing Tai Properties, Ltd.                                      374,000      227,152
    Wong's Kong King International                                 110,000        9,936
    Wynn Macau, Ltd.                                               389,200    1,484,003
    Xinyi Glass Holdings, Ltd.                                   3,204,000    3,177,354
*   Xpress Group, Ltd.                                             100,000        4,399
    Yau Lee Holdings, Ltd.                                         218,000       49,441
    Yeebo International Hldg                                        26,000        3,822
    YGM Trading, Ltd.                                              103,000      232,162
    Yue Yuen Industrial Holdings, Ltd.                             962,500    2,642,911
*   Yugang International, Ltd.                                   4,450,000       29,845
*   Zhuhai Holdings Investment Group, Ltd.                         642,000      125,886
                                                                           ------------
TOTAL HONG KONG                                                             251,199,528
                                                                           ------------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C.                                        137,266      260,784
*   Anglo Irish Bank Corp. P.L.C.                                  457,521           --

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
IRELAND -- (Continued)
*   Anglo Irish Bank Corp. P.L.C. (B06H8J9)                        165,847 $        --
*   Bank of Ireland                                              8,002,955   2,924,955
#*  Bank of Ireland Sponsored ADR                                   77,558   1,126,917
    C&C Group P.L.C.(B010DT8)                                       24,767     144,414
    C&C Group P.L.C.(B011Y09)                                      442,022   2,587,737
    CRH P.L.C.(4182249)                                            161,099   3,920,112
    CRH P.L.C.(0182704)                                             71,685   1,748,096
    CRH P.L.C. Sponsored ADR                                       424,196  10,384,318
    Dragon Oil P.L.C.                                              312,945   2,947,961
*   Elan Corp. P.L.C.                                               11,725     194,750
*   Elan Corp. P.L.C. Sponsored ADR                                203,900   3,396,974
    FBD Holdings P.L.C.(4330231)                                    16,995     366,624
    FBD Holdings P.L.C.(0329028)                                    18,709     394,568
    Glanbia P.L.C.(4058629)                                         32,138     449,858
    Glanbia P.L.C.(0066950)                                         74,909   1,054,022
    IFG Group P.L.C.                                                45,155      85,635
    Irish Continental Group P.L.C.                                   6,787     238,138
*   Kenmare Resources P.L.C.                                       357,459     115,282
    Kerry Group P.L.C. Class A(4519579)                             17,572   1,125,396
    Kerry Group P.L.C. Class A(0490656)                             76,886   4,905,169
    Kingspan Group P.L.C.(4491235)                                 159,597   2,669,075
    Kingspan Group P.L.C.(0492793)                                  19,320     326,352
    Paddy Power P.L.C.(4828974)                                     11,659     949,737
    Paddy Power P.L.C.(0258810)                                      7,672     620,916
    Smurfit Kappa Group P.L.C.                                     190,862   4,620,105
                                                                           -----------
TOTAL IRELAND                                                               47,557,895
                                                                           -----------
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd.                                165,781     279,080
*   Africa Israel Properties, Ltd.                                  17,112     266,498
*   Airport City, Ltd.                                              27,470     237,464
*   AL-ROV Israel, Ltd.                                              6,440     213,702
*   Allot Communications, Ltd.                                       3,534      47,054
*   Alon Blue Square Israel, Ltd.                                   22,459      88,577
*   Alrov Properties and Lodgings, Ltd.                              1,870      54,313
*   Alvarion, Ltd.                                                       1           1
    Amot Investments, Ltd.                                          87,247     249,930
*   AudioCodes, Ltd.                                                29,705     178,668
    Avgol Industries 1953, Ltd.                                     30,929      27,802
*   Azorim-Investment Development & Construction Co., Ltd.          20,709      22,294
#   Azrieli Group                                                   62,815   2,013,961
    Babylon, Ltd.                                                   23,921      51,151
    Bank Hapoalim BM                                             1,107,888   5,931,054
*   Bank Leumi Le-Israel BM                                      1,425,320   5,425,417
    Bayside Land Corp.                                                 848     219,186
    Bezeq The Israeli Telecommunication Corp., Ltd.                937,462   1,629,958
    Big Shopping Centers 2004, Ltd.                                    221       7,936
*   Biocell, Ltd.                                                      937       5,214
*   BioLine RX, Ltd.                                                81,468      20,731
*   Cellcom Israel, Ltd.(B23WQK8)                                   15,074     175,519
*   Cellcom Israel, Ltd.(M2196U109)                                 11,479     132,008
*   Ceragon Networks, Ltd.                                          14,237      49,401

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
ISRAEL -- (Continued)
#*  Clal Biotechnology Industries, Ltd.                             54,020 $  117,256
    Clal Industries, Ltd.                                          117,575    524,019
    Clal Insurance Enterprises Holdings, Ltd.                       39,561    775,305
    Delek Automotive Systems, Ltd.                                  30,910    342,720
    Delek Group, Ltd.                                                3,983  1,375,340
#   Delta-Galil Industries, Ltd.                                     3,853     90,893
#*  El Al Israel Airlines                                          152,065     24,966
#   Elbit Systems, Ltd.                                             31,099  1,659,785
    Electra, Ltd.                                                    2,080    262,129
*   Elron Electronic Industries, Ltd.                               20,508    150,279
*   Evogene, Ltd.                                                   21,662    176,248
*   EZchip Semiconductor, Ltd.(6554998)                              2,588     68,167
#*  EZchip Semiconductor, Ltd.(M4146Y108)                           24,727    640,429
    First International Bank Of Israel, Ltd.                        43,161    708,227
    FMS Enterprises Migun, Ltd.                                      3,360     39,481
    Formula Systems 1985, Ltd.                                      10,365    269,151
    Frutarom Industries, Ltd.                                       54,460    975,754
*   Gilat Satellite Networks, Ltd.(B01BZ39)                         28,182    143,856
*   Gilat Satellite Networks, Ltd.(M51474118)                        4,324     22,312
*   Given Imaging, Ltd.                                             14,868    298,767
    Golf & Co., Ltd.                                                12,895     45,024
*   Hadera Paper, Ltd.                                               3,551    208,596
    Harel Insurance Investments & Financial Services, Ltd.         192,224  1,127,153
#   Industrial Buildings Corp.                                      69,029    124,589
    Israel Chemicals, Ltd.                                          96,757    799,918
*   Israel Discount Bank, Ltd. Class A                           1,288,683  2,571,636
    Israel Land Development Co., Ltd. (The)                          7,214     29,776
    Ituran Location and Control, Ltd.(B0LDC23)                      17,900    327,453
    Ituran Location and Control, Ltd.(M6158M104)                     1,690     30,927
*   Jerusalem Oil Exploration                                       17,504    646,446
*   Kamada, Ltd.                                                    20,396    294,369
    Magic Software Enterprises, Ltd.                                10,713     67,423
    Matrix IT, Ltd.                                                 60,110    316,243
#*  Mazor Robotics, Ltd.                                            21,103    185,071
    Meitav DS Investments, Ltd.                                     17,159     61,992
    Melisron, Ltd.                                                  16,162    427,771
    Menorah Mivtachim Holdings, Ltd.                                45,897    528,303
    Migdal Insurance & Financial Holding, Ltd.                     501,658    875,733
    Mivtach Shamir                                                   7,412    272,391
    Mizrahi Tefahot Bank, Ltd.                                     251,371  2,946,542
*   Naphtha Israel Petroleum Corp., Ltd.                            35,462    228,427
*   Neto ME Holdings, Ltd.                                           1,394     74,150
    NICE Systems, Ltd. Sponsored ADR                                55,680  2,181,542
#*  Nitsba Holdings 1995, Ltd.                                      33,909    474,856
*   Nova Measuring Instruments, Ltd.                                 9,797     86,038
*   Oil Refineries, Ltd.                                         1,381,782    446,626
*   Ormat Industries                                               104,634    707,375
    Osem Investments, Ltd.                                          29,010    639,943
*   Partner Communications Co., Ltd.                                39,387    323,414
*   Partner Communications Co., Ltd. ADR                            10,175     82,621
*   Paz Oil Co., Ltd.                                                6,085    944,561
    Phoenix Holdings, Ltd. (The)                                    92,843    364,982

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
ISRAEL -- (Continued)
#   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.             5,494 $   297,289
    Shikun & Binui, Ltd.                                           185,607     444,063
    Shufersal, Ltd.                                                 60,440     243,861
    Strauss Group, Ltd.                                             43,223     762,202
    Teva Pharmaceutical Industries, Ltd.                               264       9,810
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR             291,714  10,819,672
*   Tower Semiconductor, Ltd.                                       22,626     110,229
*   Union Bank of Israel                                            38,349     171,947
                                                                           -----------
TOTAL ISRAEL                                                                57,292,967
                                                                           -----------
ITALY -- (2.2%)
    A2A SpA                                                      1,540,487   1,733,301
    ACEA SpA                                                        68,749     715,338
#*  Acotel Group SpA                                                   164       5,122
    Aeroporto di Venezia Marco Polo SpA - SAVE                      28,144     510,166
    Alerion Cleanpower SpA                                          26,596     129,370
    Amplifon SpA                                                    74,575     397,575
    Ansaldo STS SpA                                                 72,030     764,341
*   Arnoldo Mondadori Editore SpA                                  190,075     405,465
    Ascopiave SpA                                                   48,861     106,819
    Assicurazioni Generali SpA                                     522,729  12,220,877
    Astaldi SpA                                                     89,743     874,242
    Atlantia SpA                                                    79,634   1,745,340
*   Autogrill SpA                                                   76,248     684,460
    Azimut Holding SpA                                             101,029   2,562,819
#*  Banca Carige SpA                                             1,148,187     918,047
#   Banca Finnat Euramerica SpA                                     48,133      20,139
    Banca Generali SpA                                              21,477     560,664
    Banca IFIS SpA                                                  16,695     250,599
#*  Banca Monte dei Paschi di Siena SpA                          8,896,834   2,804,960
*   Banca Piccolo Credito Valtellinese Scarl                       477,241     854,029
*   Banca Popolare dell'Emilia Romagna S.c.r.l.                    614,221   5,901,006
#*  Banca Popolare dell'Etruria e del Lazio                         20,702      19,313
*   Banca Popolare di Milano Scarl                               5,931,771   3,962,434
    Banca Popolare di Sondrio Scarl                                447,919   2,578,111
    Banca Profilo SpA                                              191,941      64,131
    Banco di Desio e della Brianza SpA                              50,037     157,091
*   Banco Popolare                                               3,082,816   6,124,286
*   BasicNet SpA                                                    47,125     122,881
*   Beghelli SpA                                                    52,121      25,626
*   Biesse SpA                                                       8,931      51,687
    Brembo SpA                                                      37,969   1,004,216
*   Brioschi Sviluppo Immobiliare SpA                              218,173      25,894
    Brunello Cucinelli SpA                                           5,444     169,677
#   Buzzi Unicem SpA                                               145,043   2,511,188
    Cairo Communication SpA                                         13,925      97,473
*   Caltagirone Editore SpA                                        103,994     168,767
*   Carraro SpA                                                     24,693      95,772
    Cembre SpA                                                       4,534      48,028
    Cementir Holding SpA                                           108,342     498,684
*   CIR-Compagnie Industriali Riunite SpA                          766,611   1,275,162
*   CNH Industrial NV                                              279,915   3,310,274

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
ITALY -- (Continued)
    Credito Bergamasco SpA                                           7,858 $   151,237
    Credito Emiliano SpA                                           163,249   1,234,171
*   d'Amico International Shipping SA                              149,651     129,377
#   Danieli & C Officine Meccaniche SpA                             22,187     681,974
    Datalogic SpA                                                    1,298      14,094
    Davide Campari-Milano SpA                                      173,024   1,507,895
    De'Longhi SpA                                                   35,863     553,826
*   Delclima                                                        35,945      50,110
#   DiaSorin SpA                                                    11,549     546,583
    Ei Towers SpA                                                    9,816     410,360
    Enel Green Power SpA                                         1,159,587   2,820,768
    Enel SpA                                                       909,980   4,014,765
    Engineering SpA                                                  7,915     431,071
    Eni SpA                                                        452,654  11,491,492
#   Eni SpA Sponsored ADR                                          221,992  11,277,194
    ERG SpA                                                        102,190   1,247,944
    Esprinet SpA                                                    50,710     368,628
*   Eurotech SpA                                                    33,665      86,674
*   Falck Renewables SpA                                           244,688     416,682
*   Fiat SpA                                                     1,296,040  10,169,677
#*  Fiat SpA Sponsored ADR                                           8,900      70,399
*   Fiera Milano SpA                                                 2,610      18,904
#*  Finmeccanica SpA                                               756,306   5,542,221
#*  Fondiaria-Sai SpA                                              745,191   1,909,230
    Gas Plus                                                         5,879      37,659
*   Gemina SpA                                                     883,822   2,144,310
#   Geox SpA                                                       139,690     382,510
*   Gruppo Editoriale L'Espresso SpA                               239,440     477,109
    Gruppo MutuiOnline SpA                                             659       3,669
    Gtech Spa                                                       62,496   1,897,941
#   Hera SpA                                                       653,950   1,317,546
*   IMMSI SpA                                                      276,085     170,457
    Impregilo SpA                                                   32,879     209,310
    Indesit Co. SpA                                                 66,609     687,902
    Industria Macchine Automatiche SpA                               6,285     215,370
*   Intek Group SpA                                                333,235     143,803
    Interpump Group SpA                                            103,059   1,146,115
    Intesa Sanpaolo SpA                                          6,696,613  16,613,444
    Intesa Sanpaolo SpA Sponsored ADR                               13,817     205,597
    Iren SpA                                                       693,187   1,036,439
#   Italcementi SpA                                                161,933   1,440,149
*   Italmobiliare SpA                                               13,001     423,935
#*  Juventus Football Club SpA                                     838,886     272,731
#*  Landi Renzo SpA                                                 62,245     104,912
    Luxottica Group SpA                                             22,198   1,202,495
    Luxottica Group SpA Sponsored ADR                               13,400     721,858
    MARR SpA                                                        25,692     403,985
#*  Mediaset SpA                                                 1,010,621   5,046,724
    Mediobanca SpA                                                 892,462   8,131,608
    Mediolanum SpA                                                 254,668   2,216,222
*   Milano Assicurazioni SpA                                       271,486     231,612
    Nice SpA                                                        16,046      63,806

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
ITALY -- (Continued)
    Parmalat SpA                                                   940,095 $  3,162,029
    Piaggio & C SpA                                                270,693      781,149
*   Pininfarina SpA                                                 18,158       80,317
#   Pirelli & C. SpA                                               254,580    3,581,198
*   Poltrona Frau SpA                                               72,321      237,926
#*  Prelios SpA                                                    172,870      147,157
*   Premafin Finanziaria SpA                                       173,719       39,522
*   Prima Industrie SpA                                                514        6,863
    Prysmian SpA                                                    98,117    2,396,720
#*  RCS MediaGroup SpA                                              22,552       49,622
    Recordati SpA                                                   83,789    1,100,610
#*  Reno de Medici SpA                                             220,924       85,310
    Reply SpA                                                        3,931      255,932
#*  Retelit SpA                                                    172,740      129,991
    Sabaf SpA                                                        3,423       61,655
    SAES Getters SpA                                                 4,958       48,142
*   Safilo Group SpA                                                68,701    1,404,516
#   Saipem SpA                                                      46,319    1,083,546
    Salvatore Ferragamo Italia SpA                                  16,292      557,744
#*  Saras SpA                                                      348,236      431,024
*   Snai SpA                                                         8,397       11,562
    Snam SpA                                                       569,117    2,932,381
    Societa Cattolica di Assicurazioni S.c.r.l.                     61,723    1,562,675
#   Societa Iniziative Autostradali e Servizi SpA                   94,804      993,188
*   Societa Partecipazioni Finanziarie SpA                         271,551           --
    Societa per la Bonifica dei Terreni Ferraresi e Imprese
    Agricole SpA                                                       954       45,744
    Sogefi SpA                                                      79,982      454,855
    SOL SpA                                                         26,109      197,204
*   Sorin SpA                                                      411,834    1,134,599
#   Telecom Italia SpA                                           5,103,738    4,978,936
#   Telecom Italia SpA Sponsored ADR                               342,088    3,338,779
#   Tenaris SA ADR                                                  49,796    2,330,951
    Terna Rete Elettrica Nazionale SpA                             914,397    4,526,615
#*  Tiscali SpA                                                    932,426       55,472
    Tod's SpA                                                        5,644      939,224
    Trevi Finanziaria Industriale SpA                               64,131      589,637
*   Uni Land SpA                                                    58,555           --
    UniCredit SpA                                                2,679,295   20,112,357
    Unione di Banche Italiane SCPA                               1,667,356   11,523,821
    Unipol Gruppo Finanziario SpA                                  507,922    2,693,182
    Vianini Lavori SpA                                              26,898      154,857
    Vittoria Assicurazioni SpA                                      39,838      473,444
*   World Duty Free SpA                                             76,248      844,769
*   Yoox SpA                                                        21,873      786,865
    Zignago Vetro SpA                                               11,452       73,515
                                                                           ------------
TOTAL ITALY                                                                 234,965,473
                                                                           ------------
JAPAN -- (18.4%)
    77 Bank, Ltd. (The)                                            628,000    3,106,004
#*  A&A Material Corp.                                              12,000       18,259
    A&D Co., Ltd.                                                   24,900      162,485
    A.S. One Corp.                                                  18,190      401,599

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   ABC-Mart, Inc.                                                 9,500 $  475,104
    Accordia Golf Co., Ltd.                                      152,000  1,668,232
    Achilles Corp.                                               290,000    481,245
    Adastria Holdings Co., Ltd.                                    6,550    306,745
    ADEKA Corp.                                                  163,500  1,922,537
    Aderans Co., Ltd.                                              8,300    101,685
    Advan Co., Ltd.                                               21,700    267,310
#   Advantest Corp.                                              102,200  1,223,125
#   Advantest Corp. ADR                                           15,767    193,934
#   Aeon Co., Ltd.                                               327,600  4,470,566
    Aeon Fantasy Co., Ltd.                                        14,500    227,028
    Aeon Mall Co., Ltd.                                           13,420    381,141
*   Agora Hospitality Group Co., Ltd.                             41,000     22,092
    Agrex, Inc.                                                    4,200     37,251
    Ahresty Corp.                                                 31,800    252,300
    Ai Holdings Corp.                                             45,900    588,173
    Aica Kogyo Co., Ltd.                                          48,300    988,781
    Aichi Bank, Ltd. (The)                                        16,100    731,698
    Aichi Corp.                                                   52,100    275,455
    Aichi Steel Corp.                                            208,000  1,066,177
    Aichi Tokei Denki Co., Ltd.                                   70,000    204,663
    Aida Engineering, Ltd.                                        83,200    804,258
*   Aigan Co., Ltd.                                               26,900     76,971
    Ain Pharmaciez, Inc.                                          15,400    668,011
#   Aiphone Co., Ltd.                                             21,600    353,765
    Air Water, Inc.                                              110,000  1,572,369
    Airport Facilities Co., Ltd.                                  35,100    307,030
    Aisan Industry Co., Ltd.                                      50,100    504,690
    Aisin Seiki Co., Ltd.                                         79,700  3,237,764
    Aizawa Securities Co., Ltd.                                   53,400    363,475
    Ajinomoto Co., Inc.                                          442,000  6,184,917
    Akita Bank, Ltd. (The)                                       324,000    813,471
    Alconix Corp.                                                  7,800    160,848
    Alfresa Holdings Corp.                                        58,400  3,191,925
    Alinco, Inc.                                                   9,900     94,799
    Allied Telesis Holdings KK                                   125,800    120,460
#   Alpen Co., Ltd.                                               34,300    713,798
    Alpha Corp.                                                    3,500     37,137
    Alpha Systems, Inc.                                           11,520    157,590
    Alpine Electronics, Inc.                                      96,500  1,168,262
*   Alps Electric Co., Ltd.                                      289,300  2,538,770
    Alps Logistics Co., Ltd.                                      10,900    109,721
    Altech Corp.                                                  12,600    135,172
#   Amada Co., Ltd.                                              604,000  5,195,953
    Amano Corp.                                                  106,000  1,038,500
    Amiyaki Tei Co., Ltd.                                          3,300    119,550
    Amuse, Inc.                                                    8,920    169,876
    ANA Holdings, Inc.                                           314,000    656,025
    Anest Iwata Corp.                                             48,000    235,321
#   Anritsu Corp.                                                119,000  1,560,299
    AOI Electronic Co., Ltd.                                       6,400     96,860
    AOI Pro, Inc.                                                  5,500     35,858

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    AOKI Holdings, Inc.                                             27,400 $  911,427
    Aomori Bank, Ltd. (The)                                        354,000    923,348
    Aoyama Trading Co., Ltd.                                        99,900  2,547,217
    Aozora Bank, Ltd.                                              767,000  2,229,696
    Arakawa Chemical Industries, Ltd.                               22,600    227,010
    Arata Corp.                                                      4,000     14,160
#   Araya Industrial Co., Ltd.                                      59,000    107,281
    Arcland Sakamoto Co., Ltd.                                      30,100    449,652
    Arcs Co., Ltd.                                                  60,473  1,133,507
    Argo Graphics, Inc.                                              9,800    160,605
    Ariake Japan Co., Ltd.                                          25,900    626,557
    Arisawa Manufacturing Co., Ltd.                                 59,900    404,536
#*  Arnest One Corp.                                                48,300  1,326,248
#   Artnature, Inc.                                                  6,200    132,333
    Asahi Broadcasting Corp.                                         6,500     44,593
#   Asahi Co., Ltd.                                                  6,200    105,097
    Asahi Diamond Industrial Co., Ltd.                              89,600    869,800
#   Asahi Glass Co., Ltd.                                        1,114,000  6,880,094
    Asahi Group Holdings, Ltd.                                      91,400  2,471,867
    Asahi Holdings, Inc.                                            35,100    578,673
#   Asahi Kasei Corp.                                            1,050,000  7,991,130
#   Asahi Kogyosha Co., Ltd.                                        31,000    111,346
    Asahi Net, Inc.                                                  7,000     34,730
    Asahi Organic Chemicals Industry Co., Ltd.                     104,000    233,377
#*  Asanuma Corp.                                                  138,000    227,124
    Asatsu-DK, Inc.                                                 60,000  1,648,908
    Asax Co., Ltd.                                                   2,200     31,504
#*  Ashimori Industry Co., Ltd.                                    100,000    133,559
    Asics Corp.                                                     42,700    752,827
    ASKA Pharmaceutical Co., Ltd.                                   38,000    282,011
    ASKUL Corp.                                                     19,500    623,946
    Astellas Pharma, Inc.                                           42,000  2,341,347
    Asunaro Aoki Construction Co., Ltd.                             40,500    236,736
    Atsugi Co., Ltd.                                               328,000    388,054
    Autobacs Seven Co., Ltd.                                       117,200  1,708,832
#   Avex Group Holdings, Inc.                                       29,600    750,051
    Awa Bank, Ltd. (The)                                           332,000  1,733,854
    Axell Corp.                                                     10,100    192,913
    Axial Retailing, Inc.                                            8,100    131,785
    Azbil Corp.                                                    108,800  2,621,496
    Bando Chemical Industries, Ltd.                                147,000    573,563
#   Bank of Iwate, Ltd. (The)                                       29,100  1,321,604
    Bank of Kyoto, Ltd. (The)                                      347,000  3,057,521
    Bank of Nagoya, Ltd. (The)                                     300,000  1,028,815
    Bank of Okinawa, Ltd. (The)                                     34,550  1,337,252
    Bank of Saga, Ltd. (The)                                       230,000    494,247
    Bank of the Ryukyus, Ltd.                                       73,200    798,826
    Bank of Yokohama, Ltd. (The)                                 1,268,000  6,992,096
    Belc Co., Ltd.                                                  14,338    260,857
    Belluna Co., Ltd.                                               87,100    462,445
    Benefit One, Inc.                                                4,400     43,815
#   Benesse Holdings, Inc.                                          23,100    860,981

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   Best Bridal, Inc.                                              8,400 $   59,162
*   Best Denki Co., Ltd.                                         110,800    172,950
#   Bic Camera, Inc.                                               1,506    740,431
    Bit-isle, Inc.                                                12,300    105,492
    BML, Inc.                                                     17,600    601,343
#   Bookoff Corp.                                                 18,300    122,898
    Bridgestone Corp.                                             84,900  2,910,600
    Brother Industries, Ltd.                                     326,600  3,710,927
    Bunka Shutter Co., Ltd.                                       81,000    454,171
    C Uyemura & Co., Ltd.                                            900     38,150
    CAC Corp.                                                     24,400    216,877
    Calbee, Inc.                                                  12,800    335,864
    Calsonic Kansei Corp.                                        298,000  1,432,712
#   Can Do Co., Ltd.                                               3,300     54,212
    Canon Electronics, Inc.                                       42,200    788,763
    Canon Marketing Japan, Inc.                                  100,100  1,341,020
    Canon, Inc.                                                  123,734  3,904,635
#   Canon, Inc. Sponsored ADR                                     59,377  1,874,532
*   Carlit Holdings Co., Ltd.                                     22,000    110,620
#   Casio Computer Co., Ltd.                                     241,500  2,311,497
    Cawachi, Ltd.                                                 27,900    524,777
    Central Glass Co., Ltd.                                      386,000  1,342,454
    Central Japan Railway Co.                                     20,500  2,658,268
#   Central Sports Co., Ltd.                                       1,100     17,135
#   Century Tokyo Leasing Corp.                                   68,230  2,158,467
#   Chiba Bank, Ltd. (The)                                       800,000  5,703,097
*   Chiba Kogyo Bank, Ltd. (The)                                  80,300    612,043
    Chino Corp.                                                   57,000    133,041
    Chiyoda Co., Ltd.                                             39,800    873,568
#   Chiyoda Corp.                                                 75,000    951,093
    Chiyoda Integre Co., Ltd.                                     24,100    417,386
    Chori Co., Ltd.                                               24,400    291,759
#   Chubu Electric Power Co., Inc.                                86,200  1,276,025
    Chubu Shiryo Co., Ltd.                                        29,700    172,788
    Chuetsu Pulp & Paper Co., Ltd.                               134,000    217,077
*   Chugai Mining Co., Ltd.                                      259,700     90,045
    Chugai Pharmaceutical Co., Ltd.                               19,800    465,228
#   Chugai Ro Co., Ltd.                                          116,000    303,592
    Chugoku Bank, Ltd. (The)                                     267,900  3,851,461
    Chugoku Electric Power Co., Inc. (The)                        76,300  1,169,577
    Chugoku Marine Paints, Ltd.                                  101,000    576,964
    Chukyo Bank, Ltd. (The)                                      192,000    346,334
    Chuo Denki Kogyo Co., Ltd.                                    31,000    104,985
    Chuo Gyorui Co., Ltd.                                         38,000     89,063
    Chuo Spring Co., Ltd.                                         60,000    187,552
    Citizen Holdings Co., Ltd.                                   428,750  3,058,969
    CKD Corp.                                                     97,200    902,308
#*  Clarion Co., Ltd.                                            164,000    219,350
    Cleanup Corp.                                                 35,300    309,735
#   CMIC Holdings Co., Ltd.                                       15,000    206,219
    CMK Corp.                                                     71,400    205,756
#*  Co-Op Chemical Co., Ltd.                                      26,000     37,177

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Coca-Cola Central Japan Co., Ltd.                               83,067 $1,471,169
    Coca-Cola West Co., Ltd.                                       116,402  2,360,983
    Cocokara fine, Inc.                                             23,320    664,253
    Computer Engineering & Consulting, Ltd.                         17,600    112,048
    COMSYS Holdings Corp.                                          184,200  2,557,370
    CONEXIO Corp.                                                    4,100     35,269
    Core Corp.                                                       4,800     36,439
    Corona Corp.                                                    21,700    245,042
    Cosel Co., Ltd.                                                 32,900    411,914
#*  Cosmo Oil Co., Ltd.                                          1,022,000  1,799,546
#*  Cosmos Initia Co., Ltd.                                         19,800    127,170
    Cosmos Pharmaceutical Corp.                                      3,000    365,492
    Create Medic Co., Ltd.                                           3,500     33,733
    CREATE SD HOLDINGS Co., Ltd.                                       500     18,227
    Credit Saison Co., Ltd.                                        156,300  4,277,997
    Cresco, Ltd.                                                    36,000    279,587
    Cross Plus, Inc.                                                 2,000     18,134
    CTI Engineering Co., Ltd.                                       12,800    115,372
    Cybernet Systems Co., Ltd.                                      10,400     36,505
    Cybozu, Inc.                                                       130     37,966
#   Dai Nippon Printing Co., Ltd.                                  587,000  6,167,002
    Dai Nippon Toryo Co., Ltd.                                     214,000    363,076
    Dai-Dan Co., Ltd.                                               42,000    224,461
    Dai-Ichi Kogyo Seiyaku Co., Ltd.                                47,000    116,251
    Dai-ichi Life Insurance Co., Ltd. (The)                        450,800  6,435,531
#   Dai-ichi Seiko Co., Ltd.                                        15,700    240,834
    Daibiru Corp.                                                   80,900  1,030,957
    Daicel Corp.                                                   423,000  3,565,373
    Daido Kogyo Co., Ltd.                                           57,000    163,765
    Daido Metal Co., Ltd.                                           56,000    587,452
#   Daido Steel Co., Ltd.                                          409,000  2,351,903
    Daidoh, Ltd.                                                    34,800    238,161
#*  Daiei, Inc. (The)                                              216,500    750,672
    Daifuku Co., Ltd.                                              148,500  1,909,617
    Daihatsu Diesel Manufacturing Co., Ltd.                         10,000     51,353
    Daihatsu Motor Co., Ltd.                                        66,000  1,281,468
#   Daihen Corp.                                                   170,000    726,337
#   Daiho Corp.                                                     99,000    371,927
    Daiichi Jitsugyo Co., Ltd.                                      82,000    351,685
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                           3,000     91,204
#   Daiichi Sankyo Co., Ltd.                                       241,700  4,481,340
    Daiichikosho Co., Ltd.                                          27,800    794,402
    Daiken Corp.                                                   111,000    302,299
    Daiki Aluminium Industry Co., Ltd.                              46,000    129,501
#   Daiki Ataka Engineering Co., Ltd.                               12,000     57,746
#   Daikin Industries, Ltd.                                         48,900  2,813,381
    Daiko Clearing Services Corp.                                   13,800     95,583
    Daikoku Denki Co., Ltd.                                         12,400    271,925
#   Daikokutenbussan Co., Ltd.                                       7,000    210,055
    Daikyo, Inc.                                                   550,392  1,709,713
    Dainichi Co., Ltd.                                              17,300    145,139
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.        121,000    503,314

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Dainippon Sumitomo Pharma Co., Ltd.                            116,000 $ 1,560,903
#   Daio Paper Corp.                                               174,000   1,288,248
    Daisan Bank, Ltd. (The)                                        239,000     391,697
    Daiseki Co., Ltd.                                               46,725     917,672
    Daishi Bank, Ltd. (The)                                        533,000   1,860,804
    Daishinku Corp.                                                 67,000     253,544
    Daiso Co., Ltd.                                                127,000     385,447
    Daisyo Corp.                                                    23,700     312,628
    Daito Bank, Ltd. (The)                                         261,000     274,317
    Daito Electron Co., Ltd.                                         1,000       4,183
    Daito Pharmaceutical Co., Ltd.                                  12,700     182,981
    Daito Trust Construction Co., Ltd.                              13,200   1,347,769
    Daiwa House Industry Co., Ltd.                                 300,000   6,010,131
    Daiwa Industries, Ltd.                                          33,000     207,657
    Daiwa Securities Group, Inc.                                 1,455,000  13,289,635
    Daiwabo Holdings Co., Ltd.                                     406,000     778,051
#   DC Co., Ltd.                                                    27,400     200,649
    DCM Holdings Co., Ltd.                                         157,280   1,098,906
#   Dena Co., Ltd.                                                  51,000   1,111,297
    Denki Kagaku Kogyo KK                                          805,000   3,375,959
    Denki Kogyo Co., Ltd.                                          109,000     722,109
    Denso Corp.                                                    125,500   6,032,587
    Dentsu, Inc.                                                   110,300   4,167,376
    Denyo Co., Ltd.                                                 27,300     336,309
    Descente, Ltd.                                                  74,000     541,510
    DIC Corp.                                                      566,000   1,638,647
#   Disco Corp.                                                     17,700   1,118,526
#   DMG Mori Seiki Co., Ltd.                                       169,900   2,756,116
    DMW Corp.                                                          900      14,650
    Don Quijote Co., Ltd.                                           14,200     945,244
    Doshisha Co., Ltd.                                              34,800     504,720
    Doutor Nichires Holdings Co., Ltd.                              55,923   1,015,723
    Dowa Holdings Co., Ltd.                                        273,500   2,581,227
#   Dr Ci:Labo Co., Ltd.                                                79     261,472
    Dream Incubator, Inc.                                               62     110,311
    DTS Corp.                                                       33,900     580,418
    Dunlop Sports Co., Ltd.                                         21,200     263,872
    Duskin Co., Ltd.                                                90,800   1,845,595
    Dynic Corp.                                                     14,000      24,733
    Eagle Industry Co., Ltd.                                        39,000     626,731
    Earth Chemical Co., Ltd.                                         4,800     178,300
    East Japan Railway Co.                                          45,700   3,969,988
#   Ebara Corp.                                                    640,000   3,440,849
    Ebara Jitsugyo Co., Ltd.                                        11,000     150,342
    Echo Trading Co., Ltd.                                           3,000      22,124
#   EDION Corp.                                                    155,900     780,423
    Ehime Bank, Ltd. (The)                                         198,000     476,306
    Eidai Co., Ltd.                                                 25,000     136,053
    Eighteenth Bank, Ltd. (The)                                    281,000     647,287
#   Eiken Chemical Co., Ltd.                                        27,200     504,871
    Eisai Co., Ltd.                                                 24,700     970,266
    Eizo Corp.                                                      32,500     799,758

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    Elecom Co., Ltd.                                              11,600 $   164,676
    Electric Power Development Co., Ltd.                          29,600     945,952
    Elematec Corp.                                                11,103     161,659
    Emori & Co., Ltd.                                              7,500     124,409
    en-japan, Inc.                                                 6,100     136,247
#   Endo Lighting Corp.                                            9,300     214,375
#   Enplas Corp.                                                   9,900     652,659
*   Enshu, Ltd.                                                   79,000     129,316
#   EPS Corp.                                                        138     143,395
    ESPEC Corp.                                                   40,000     311,484
    Excel Co., Ltd.                                                7,600      90,351
    Exedy Corp.                                                   55,500   1,648,369
    Ezaki Glico Co., Ltd.                                         73,000     811,014
    F-Tech, Inc.                                                   9,800     171,057
    Faith, Inc.                                                    9,480      99,764
    FALCO SD HOLDINGS Co., Ltd.                                    8,600     112,305
    FamilyMart Co., Ltd.                                          20,100     900,413
#   Fancl Corp.                                                   74,300     883,588
#   FANUC Corp.                                                   14,000   2,245,707
    Fast Retailing Co., Ltd.                                       4,200   1,413,769
    FCC Co., Ltd.                                                 50,400   1,151,383
#*  FDK Corp.                                                     84,000      88,228
    Felissimo Corp.                                                1,200      12,102
    Ferrotec Corp.                                                58,900     289,569
    FIDEA Holdings Co., Ltd.                                      95,200     187,802
    Fields Corp.                                                  19,700     349,059
*   First Baking Co., Ltd.                                        12,000      18,953
    Foster Electric Co., Ltd.                                     42,100     823,709
    FP Corp.                                                      12,400     958,152
    France Bed Holdings Co., Ltd.                                193,000     399,770
*   Fudo Tetra Corp.                                             124,700     241,827
    Fuji Co. Ltd/Ehime                                            24,500     440,892
    Fuji Corp., Ltd.                                              35,400     242,668
    Fuji Electric Co., Ltd.                                      829,000   3,716,341
    Fuji Electronics Co., Ltd.                                    16,400     224,720
    Fuji Furukawa Engineering & Construction Co., Ltd.            10,000      25,023
#   Fuji Heavy Industries, Ltd.                                  420,000  11,483,441
    Fuji Kiko Co., Ltd.                                           17,000      58,413
    Fuji Kosan Co., Ltd.                                          11,000      70,237
#   Fuji Kyuko Co., Ltd.                                          14,000     115,984
    Fuji Media Holdings, Inc.                                     52,300   1,042,619
    Fuji Oil Co. Ltd/Osaka                                       104,800   1,909,957
    Fuji Oil Co., Ltd.                                            77,400     277,784
    Fuji Oozx, Inc.                                                6,000      30,931
    Fuji Pharma Co., Ltd.                                          9,900     176,002
    Fuji Seal International, Inc.                                 37,600   1,134,598
    Fuji Soft, Inc.                                               37,200     739,627
    Fujibo Holdings, Inc.                                        239,000     487,010
    Fujicco Co., Ltd.                                             32,600     404,888
    FUJIFILM Holdings Corp.                                      263,375   6,443,139
    Fujikura Kasei Co., Ltd.                                      42,500     231,767
    Fujikura Rubber, Ltd.                                         18,900      84,252

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Fujikura, Ltd.                                                 669,000 $3,052,754
    Fujimi, Inc.                                                    31,400    421,874
    Fujimori Kogyo Co., Ltd.                                        16,900    503,038
    Fujitec Co., Ltd.                                               98,000  1,205,055
    Fujitsu Frontech, Ltd.                                          23,600    193,697
    Fujitsu General, Ltd.                                           42,000    508,884
#*  Fujitsu, Ltd.                                                1,528,292  6,565,854
#   Fujiya Co., Ltd.                                               116,000    229,111
    FuKoKu Co., Ltd.                                                 8,400     71,691
    Fukuda Corp.                                                    40,000    165,890
    Fukui Bank, Ltd. (The)                                         399,000    870,192
#   Fukuoka Financial Group, Inc.                                  828,600  3,737,362
    Fukushima Bank, Ltd. (The)                                     445,000    394,928
    Fukushima Industries Corp.                                      21,100    283,670
#   Fukuyama Transporting Co., Ltd.                                233,000  1,489,287
#   Fumakilla, Ltd.                                                 15,000     43,848
    Funai Consulting, Inc.                                          24,000    191,720
    Furukawa Battery Co., Ltd.                                      18,000    101,617
    Furukawa Co., Ltd.                                             461,000    961,077
#   Furukawa Electric Co., Ltd.                                  1,302,067  3,017,902
    Furuno Electric Co., Ltd.                                       41,700    272,362
    Furusato Industries, Ltd.                                       14,900    154,327
    Furuya Metal Co., Ltd.                                           1,400     38,126
    Fuso Chemical Co., Ltd.                                            200      4,996
    Fuso Pharmaceutical Industries, Ltd.                           108,000    344,427
*   Futaba Industrial Co., Ltd.                                    106,700    397,547
    Future Architect, Inc.                                           6,900     40,358
    Fuyo General Lease Co., Ltd.                                    24,400  1,012,289
    G-7 Holdings, Inc.                                               6,500     51,694
    G-Tekt Corp.                                                    16,000    472,947
#   Gakken Holdings Co., Ltd.                                       98,000    302,538
    Gecoss Corp.                                                    23,500    181,477
#   Geo Holdings Corp.                                              70,200    654,400
    GLOBERIDE, Inc.                                                106,000    180,674
    Glory, Ltd.                                                    103,600  2,568,958
    Godo Steel, Ltd.                                               236,000    433,864
    Goldcrest Co., Ltd.                                             35,930    961,266
    Goldwin, Inc.                                                   66,000    314,681
#   Gourmet Kineya Co., Ltd.                                        28,000    193,503
#   Gree, Inc.                                                      72,500    623,537
#   GS Yuasa Corp.                                                 499,000  2,997,157
    GSI Creos Corp.                                                122,000    181,686
    Gulliver International Co., Ltd.                                80,100    477,595
#   Gun-Ei Chemical Industry Co., Ltd.                              89,000    440,499
    Gunma Bank, Ltd. (The)                                         696,000  4,027,169
    Gunze, Ltd.                                                    307,000    819,917
#   Gurunavi, Inc.                                                   8,500    183,476
    H-One Co., Ltd.                                                 20,800    212,170
#   H2O Retailing Corp.                                            181,000  1,538,058
    Hachijuni Bank, Ltd. (The)                                     690,000  4,262,536
#   Hagihara Industries, Inc.                                        4,900     66,851
    Hagoromo Foods Corp.                                             3,000     33,168

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
#*  Hajime Construction Co., Ltd.                                    5,200 $  360,134
    Hakudo Co., Ltd.                                                 5,600     45,747
    Hakuhodo DY Holdings, Inc.                                     297,400  2,300,141
    Hakuto Co., Ltd.                                                28,700    277,526
    Hamakyorex Co., Ltd.                                            12,300    340,316
    Hamamatsu Photonics KK                                          46,900  1,754,970
    Hankyu Hanshin Holdings, Inc.                                  847,000  4,750,689
    Hanwa Co., Ltd.                                                378,000  1,758,716
    Happinet Corp.                                                  23,000    173,259
    Hard Off Corp. Co., Ltd.                                        16,700    126,307
    Harima Chemicals Group, Inc.                                    22,000    109,039
    Haruyama Trading Co., Ltd.                                       6,500     44,625
*   Haseko Corp.                                                   229,200  1,698,859
#   Hazama Ando Corp.                                              267,780    989,422
    Heiwa Corp.                                                     48,800    818,193
    Heiwa Real Estate Co., Ltd.                                     68,600  1,242,526
    Heiwado Co., Ltd.                                               58,100    906,092
    HI-LEX Corp.                                                     6,400    137,919
    Hibiya Engineering, Ltd.                                        38,100    463,472
    Hiday Hidaka Corp.                                               9,720    207,883
    Higashi Nihon House Co., Ltd.                                   13,000     69,495
    Higashi-Nippon Bank, Ltd. (The)                                256,000    564,978
    Higo Bank, Ltd. (The)                                          332,000  1,889,930
    Hikari Tsushin, Inc.                                            24,800  1,837,567
    Himaraya Co., Ltd.                                               4,900     70,170
#   Hino Motors, Ltd.                                               85,000  1,201,012
    Hioki EE Corp.                                                   5,800     82,813
#   Hiroshima Bank, Ltd. (The)                                     898,000  3,821,810
    Hisaka Works, Ltd.                                              39,000    349,932
    Hisamitsu Pharmaceutical Co., Inc.                              11,600    627,684
#   Hitachi Capital Corp.                                           81,700  2,197,343
#   Hitachi Chemical Co., Ltd.                                     101,200  1,552,587
#   Hitachi Construction Machinery Co., Ltd.                       111,200  2,355,054
    Hitachi High-Technologies Corp.                                 91,500  2,104,495
    Hitachi Koki Co., Ltd.                                         103,200    756,486
    Hitachi Kokusai Electric, Inc.                                  27,000    362,733
    Hitachi Medical Corp.                                           32,000    447,791
    Hitachi Metals Techno, Ltd.                                      3,500     33,381
#   Hitachi Metals, Ltd.                                           152,730  2,056,601
#   Hitachi Transport System, Ltd.                                  79,000  1,252,703
    Hitachi Zosen Corp.                                            254,000  2,019,640
    Hitachi, Ltd.                                                1,021,000  7,141,999
#   Hitachi, Ltd. ADR                                               95,037  6,625,980
    Hochiki Corp.                                                   15,000     75,700
    Hodogaya Chemical Co., Ltd.                                     91,000    187,608
    Hogy Medical Co., Ltd.                                          20,300  1,181,162
*   Hokkaido Electric Power Co., Inc.                              135,200  1,741,662
#   Hokkaido Gas Co., Ltd.                                          75,000    202,825
    Hokkan Holdings, Ltd.                                           70,000    221,236
    Hokko Chemical Industry Co., Ltd.                               27,000     81,722
    Hokkoku Bank, Ltd. (The)                                       447,000  1,652,046
    Hokuetsu Bank, Ltd. (The)                                      373,000    773,588

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Hokuetsu Industries Co., Ltd.                                   10,000 $    32,292
#   Hokuetsu Kishu Paper Co., Ltd.                                 219,295   1,021,768
    Hokuhoku Financial Group, Inc.                               2,150,000   4,433,195
    Hokuriku Electric Industry Co., Ltd.                            92,000     128,727
    Hokuriku Electric Power Co.                                    109,000   1,552,528
    Hokuriku Electrical Construction Co., Ltd.                       9,000      36,764
#   Hokuto Corp.                                                    44,200     847,928
    Honda Motor Co., Ltd.                                          283,100  11,304,999
#   Honda Motor Co., Ltd. Sponsored ADR                            417,161  16,669,754
#   Honeys Co., Ltd.                                                29,830     327,098
    Hoosiers Holdings Co., Ltd.                                     24,500     193,927
    Horiba, Ltd.                                                    58,800   2,148,577
    Hoshizaki Electric Co., Ltd.                                    30,100   1,103,013
    Hosiden Corp.                                                  119,100     650,983
    Hosokawa Micron Corp.                                           57,000     405,572
    House Foods Group, Inc.                                        113,200   1,793,048
    Howa Machinery, Ltd.                                            23,300     212,957
    Hoya Corp.                                                     121,200   2,906,297
    Hurxley Corp.                                                    2,200      16,984
    Hyakugo Bank, Ltd. (The)                                       413,000   1,679,371
    Hyakujushi Bank, Ltd. (The)                                    435,000   1,585,178
    I-Net Corp/Kanagawa                                              8,800      64,564
    Ibiden Co., Ltd.                                               200,900   3,482,696
    IBJ Leasing Co., Ltd.                                           19,200     540,639
#   Ichibanya Co., Ltd.                                              1,300      55,603
#   Ichigo Group Holdings Co., Ltd.                                270,400   1,121,546
    Ichiken Co., Ltd.                                               22,000      41,934
*   Ichikoh Industries, Ltd.                                        65,000     124,629
    ICHINEN HOLDINGS Co., Ltd.                                      25,072     179,199
    Idec Corp.                                                      40,500     363,669
    Idemitsu Kosan Co., Ltd.                                        23,100   1,933,777
#   Ihara Chemical Industry Co., Ltd.                               59,000     443,549
    IHI Corp.                                                      838,000   3,548,349
    Iino Kaiun Kaisha, Ltd.                                        136,100     896,313
*   IJT Technology Holdings Co., Ltd.                               22,760     121,982
*   Ikegami Tsushinki Co., Ltd.                                     58,000      62,840
#   Ikyu Corp.                                                          24      36,873
#   Imasen Electric Industrial                                      29,100     411,819
#   Imperial Hotel, Ltd.                                            15,100     369,881
#   Inaba Denki Sangyo Co., Ltd.                                    41,200   1,240,230
    Inaba Seisakusho Co., Ltd.                                      17,800     231,282
    Inabata & Co., Ltd.                                             82,300     807,169
    Inageya Co., Ltd.                                               24,600     254,009
    Ines Corp.                                                      56,100     371,553
    Infocom Corp.                                                   16,800     148,120
    Information Services International-Dentsu, Ltd.                 24,000     270,857
    Innotech Corp.                                                  29,600     136,514
    Inpex Corp.                                                    448,400   5,179,903
#   Intage, Inc.                                                     8,600     113,536
#   Internet Initiative Japan, Inc.                                 18,900     530,434
#*  Inui Steamship Co., Ltd.                                        50,700     199,219
#   Inui Warehouse Co., Ltd.                                        11,400     116,749

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Iriso Electronics Co., Ltd.                                    8,900 $  350,763
    Ise Chemical Corp.                                            18,000    155,575
    Iseki & Co., Ltd.                                            341,000  1,108,726
#   Isetan Mitsukoshi Holdings, Ltd.                             359,240  5,444,352
*   Ishihara Sangyo Kaisha, Ltd.                                 672,000    623,284
    Ishii Iron Works Co., Ltd.                                    29,000     84,048
    Ishizuka Glass Co., Ltd.                                      12,000     45,562
    Isuzu Motors, Ltd.                                           333,000  2,073,785
    IT Holdings Corp.                                            147,300  2,115,877
    Itfor, Inc.                                                   21,800     90,064
#   Ito En, Ltd.                                                  25,700    577,603
    ITOCHU Corp.                                                 593,000  7,130,316
    Itochu Enex Co., Ltd.                                         98,400    536,202
#   Itochu Techno-Solutions Corp.                                 33,400  1,310,287
    Itochu-Shokuhin Co., Ltd.                                     10,400    344,232
    Itoham Foods, Inc.                                           272,000  1,146,565
    Itoki Corp.                                                   70,800    359,029
    Iwai Cosmo Holdings, Inc.                                     25,600    321,130
    Iwaki & Co., Ltd.                                             19,000     42,190
#*  Iwasaki Electric Co., Ltd.                                   144,000    305,319
    Iwatani Corp.                                                316,000  1,455,352
    Iwatsu Electric Co., Ltd.                                    168,000    169,873
    Iyo Bank, Ltd. (The)                                         428,157  4,470,685
    Izumi Co., Ltd.                                               47,100  1,531,865
    Izumiya Co., Ltd.                                            104,000    491,076
#*  Izutsuya Co., Ltd.                                           124,000    111,124
    J Front Retailing Co., Ltd.                                  536,600  4,175,494
    J-Oil Mills, Inc.                                            177,000    559,179
    Jalux, Inc.                                                    2,900     33,986
#   Jamco Corp.                                                   11,000    155,893
*   Janome Sewing Machine Co., Ltd.                              346,000    288,991
#   Japan Airport Terminal Co., Ltd.                              66,800  1,619,703
    Japan Aviation Electronics Industry, Ltd.                     95,000    956,419
#   Japan Cash Machine Co., Ltd.                                   6,215    131,835
    Japan Digital Laboratory Co., Ltd.                            38,100    454,737
    Japan Electronic Materials Corp.                               4,100     15,110
    Japan Exchange Group, Inc.                                    42,500    988,045
#   Japan Foundation Engineering Co., Ltd.                        10,400     44,693
    Japan Medical Dynamic Marketing, Inc.                          2,600      7,969
    Japan Oil Transportation Co., Ltd.                             2,000      4,623
    Japan Pulp & Paper Co., Ltd.                                 133,000    429,598
*   Japan Radio Co., Ltd.                                        115,000    433,743
#   Japan Steel Works, Ltd. (The)                                378,000  2,111,698
    Japan Tobacco, Inc.                                          106,500  3,853,562
    Japan Transcity Corp.                                         74,000    245,973
    Japan Vilene Co., Ltd.                                        55,000    317,356
    Japan Wool Textile Co., Ltd. (The)                            99,000    779,803
    Jastec Co., Ltd.                                              13,400    117,427
#   JBCC Holdings, Inc.                                           27,600    256,457
    JCU Corp.                                                      2,100     86,105
    JFE Holdings, Inc.                                           301,008  6,843,320
    JGC Corp.                                                     38,000  1,454,024

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Jimoto Holdings, Inc.                                            7,500 $   16,479
    JK Holdings Co., Ltd.                                           10,900     67,512
    JMS Co., Ltd.                                                   40,000    130,476
#*  Joban Kosan Co., Ltd.                                           35,000     60,328
    Joshin Denki Co., Ltd.                                          65,000    529,267
    Jowa Holdings Co., Ltd.                                          9,100    272,442
    Joyo Bank, Ltd. (The)                                          718,000  3,729,395
    JSP Corp.                                                       33,800    537,653
    JSR Corp.                                                       58,000  1,104,785
    JTEKT Corp.                                                    212,800  2,731,985
#*  Juki Corp.                                                      64,000    120,855
    Juroku Bank, Ltd. (The)                                        575,000  2,251,282
*   Justsystems Corp.                                               43,500    419,171
    JVC Kenwood Corp.                                              248,770    487,270
    JX Holdings, Inc.                                            1,286,070  6,359,188
#   K's Holdings Corp.                                              65,720  1,929,726
    Kabuki-Za Co., Ltd.                                              1,000     49,727
#   Kadokawa Corp.                                                  32,700  1,193,028
    Kaga Electronics Co., Ltd.                                      34,900    351,144
#   Kagome Co., Ltd.                                                43,300    751,370
    Kagoshima Bank, Ltd. (The)                                     269,000  1,810,726
    Kajima Corp.                                                   693,000  2,941,302
    Kakaku.com, Inc.                                                38,400    742,707
    Kaken Pharmaceutical Co., Ltd.                                  43,000    671,516
    Kakiyasu Honten Co., Ltd.                                          200      2,789
    Kameda Seika Co., Ltd.                                          21,600    637,549
    Kamei Corp.                                                     44,500    331,358
    Kamigumi Co., Ltd.                                             420,000  3,653,312
    Kanaden Corp.                                                   27,000    180,236
    Kanagawa Chuo Kotsu Co., Ltd.                                   24,000    123,982
    Kanamoto Co., Ltd.                                              43,000  1,161,487
    Kandenko Co., Ltd.                                             196,000  1,238,480
#   Kaneka Corp.                                                   495,000  3,141,040
    Kanematsu Corp.                                                734,000    995,644
    Kanematsu Electronics, Ltd.                                     39,400    513,173
*   Kansai Electric Power Co., Inc. (The)                          182,100  2,304,843
#   Kansai Paint Co., Ltd.                                         180,000  2,418,638
    Kansai Super Market Ltd.                                         1,500     13,707
    Kansai Urban Banking Corp.                                     291,000    346,819
#*  Kanto Denka Kogyo Co., Ltd.                                     91,000    194,449
    Kanto Natural Gas Development, Ltd.                             42,000    296,118
    Kao Corp.                                                       49,000  1,631,875
    Kasai Kogyo Co., Ltd.                                           46,000    279,088
    Kasumi Co., Ltd.                                                76,000    468,911
    Katakura Chikkarin Co., Ltd.                                    20,000     55,716
    Katakura Industries Co., Ltd.                                   42,100    499,473
    Kato Sangyo Co., Ltd.                                           37,400    767,745
    Kato Works Co., Ltd.                                           100,128    686,501
    KAWADA TECHNOLOGIES, Inc.                                        6,800    202,321
#   Kawai Musical Instruments Manufacturing Co., Ltd.              155,000    292,389
    Kawakin Holdings Co., Ltd.                                      10,000     28,500
#   Kawasaki Heavy Industries, Ltd.                                929,000  3,630,088

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Kawasaki Kasei Chemicals, Ltd.                                  23,000 $   30,217
    Kawasaki Kinkai Kisen Kaisha, Ltd.                              28,000     83,414
    Kawasaki Kisen Kaisha, Ltd.                                  1,520,000  3,484,489
    Kawasumi Laboratories, Inc.                                     24,200    157,339
#   KDDI Corp.                                                      67,100  3,633,901
    Keihan Electric Railway Co., Ltd.                              480,000  1,974,568
    Keihanshin Building Co., Ltd.                                   41,700    230,444
#   Keihin Co. Ltd/Minato-Ku Tokyo Japan                            87,000    165,257
#   Keihin Corp.                                                    88,000  1,437,761
    Keikyu Corp.                                                   119,000  1,120,156
    Keio Corp.                                                     148,000  1,025,408
    Keisei Electric Railway Co., Ltd.                              166,000  1,714,303
    Keiyo Bank, Ltd. (The)                                         400,000  2,037,091
#   Keiyo Co., Ltd.                                                 54,800    257,697
    Kenko Mayonnaise Co., Ltd.                                      11,400    103,483
    Kentucky Fried Chicken Japan, Ltd.                               5,000    106,886
    Kewpie Corp.                                                   148,400  2,232,823
    KEY Coffee, Inc.                                                34,500    546,384
    Keyence Corp.                                                    3,405  1,459,346
#   Kikkoman Corp.                                                 149,050  2,716,522
#   Kimoto Co., Ltd.                                                34,900    395,720
#   Kimura Chemical Plants Co., Ltd.                                21,300    118,535
#   Kinden Corp.                                                   202,000  2,218,520
    King Jim Co., Ltd.                                               3,500     24,579
    Kinki Sharyo Co., Ltd.                                          45,000    137,561
#   Kintetsu Corp.                                                 502,000  1,847,440
    Kintetsu World Express, Inc.                                    13,500    515,262
    Kinugawa Rubber Industrial Co., Ltd.                            85,000    469,146
    Kirin Holdings Co., Ltd.                                       359,980  5,261,283
    Kirindo Co., Ltd.                                                2,700     17,988
    Kisoji Co., Ltd.                                                18,600    343,261
    Kita-Nippon Bank, Ltd. (The)                                    11,300    278,131
    Kitagawa Iron Works Co., Ltd.                                  177,000    371,671
    Kitamura Co., Ltd.                                                 900      5,583
    Kitano Construction Corp.                                       89,000    210,385
    Kito Corp.                                                      15,100    238,106
    Kitz Corp.                                                     176,200    759,247
*   Kiyo Bank Ltd (The)                                            105,900  1,407,620
#*  KLab, Inc.                                                      12,400     99,727
*   KNT-CT Holdings Co., Ltd.                                       84,000    135,500
    Koa Corp.                                                       64,300    604,531
    Koatsu Gas Kogyo Co., Ltd.                                      38,000    211,266
    Kobayashi Pharmaceutical Co., Ltd.                              15,200    851,064
*   Kobe Steel, Ltd.                                             2,707,000  4,781,563
    Kobelco Eco-Solutions Co., Ltd.                                  3,000     17,908
#   Kohnan Shoji Co., Ltd.                                          58,900    619,570
    Kohsoku Corp.                                                    9,300     88,855
    Koike Sanso Kogyo Co., Ltd.                                     40,000     93,432
#   Koito Manufacturing Co., Ltd.                                  127,000  2,311,872
#*  Kojima Co., Ltd.                                                49,400    137,236
    Kokuyo Co., Ltd.                                               158,764  1,214,974
#   KOMAIHALTEC, Inc.                                               65,000    215,777

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Komatsu Seiren Co., Ltd.                                      47,000 $  249,879
    Komatsu Wall Industry Co., Ltd.                                9,000    189,943
    Komatsu, Ltd.                                                146,400  3,212,069
#   Komeri Co., Ltd.                                              51,800  1,265,005
    Konaka Co., Ltd.                                              39,880    355,849
#   Konami Corp.                                                 115,762  2,797,667
    Konami Corp. ADR                                              19,770    478,236
    Kondotec, Inc.                                                26,400    201,439
#   Konica Minolta, Inc.                                         514,500  4,260,547
    Konishi Co., Ltd.                                             28,300    570,368
*   Kosaido Co., Ltd.                                                600      3,477
    Kose Corp.                                                    47,400  1,385,256
    Koshidaka Holdings Co., Ltd.                                   1,200     42,267
    Kotobuki Spirits Co., Ltd.                                     2,900     37,924
    Krosaki Harima Corp.                                         103,000    255,268
    KRS Corp.                                                     11,500    125,936
    KU Holdings Co., Ltd.                                          7,800    103,676
    Kubota Corp. Sponsored ADR                                    44,682  3,306,021
#*  Kumagai Gumi Co., Ltd.                                       285,000    877,087
#   Kumiai Chemical Industry Co., Ltd.                            79,000    586,423
    Kura Corp.                                                    16,000    259,377
    Kurabo Industries, Ltd.                                      349,000    608,708
    Kuraray Co., Ltd.                                            242,000  2,841,403
    Kuraudia Co., Ltd.                                             1,200     13,518
    Kureha Corp.                                                 257,000    991,118
    Kurimoto, Ltd.                                               200,000    570,008
#   Kurita Water Industries, Ltd.                                146,800  3,203,763
#   Kuroda Electric Co., Ltd.                                     60,500    847,470
    Kusuri No Aoki Co., Ltd.                                       3,300    206,097
    KYB Co., Ltd.                                                278,000  1,609,713
    Kyocera Corp.                                                 75,730  3,932,700
    Kyocera Corp. Sponsored ADR                                   57,800  3,060,510
    Kyodo Printing Co., Ltd.                                     144,000    400,970
    Kyodo Shiryo Co., Ltd.                                       129,000    147,204
    Kyoei Sangyo Co., Ltd.                                        21,000     41,312
#   Kyoei Steel, Ltd.                                             28,400    587,710
#*  Kyoei Tanker Co., Ltd.                                        35,000     85,479
*   Kyokuto Boeki Kaisha, Ltd.                                    16,000     34,590
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              49,700    621,440
#   Kyokuto Securities Co., Ltd.                                  29,400    514,653
    Kyokuyo Co., Ltd.                                            175,000    477,259
    KYORIN Holdings, Inc.                                         68,700  1,464,560
    Kyoritsu Maintenance Co., Ltd.                                15,940    613,518
    Kyosan Electric Manufacturing Co., Ltd.                       91,000    302,179
    Kyoto Kimono Yuzen Co., Ltd.                                  12,900    135,562
    Kyowa Exeo Corp.                                             149,600  1,776,428
    Kyowa Hakko Kirin Co., Ltd.                                  245,000  2,706,018
    Kyowa Leather Cloth Co., Ltd.                                 13,100     59,773
    Kyudenko Corp.                                                71,000    427,130
*   Kyushu Electric Power Co., Inc.                              117,700  1,657,195
    LAC Co., Ltd.                                                  7,400     45,813
    Land Business Co., Ltd.                                       10,200     45,348

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
#   Lasertec Corp.                                                  26,400 $   272,736
    Lawson, Inc.                                                    11,800     946,288
    LEC, Inc.                                                        7,400      94,270
    Life Corp.                                                      14,100     234,570
    Lintec Corp.                                                    85,100   1,765,027
#   Lion Corp.                                                     222,000   1,332,346
#   LIXIL Group Corp.                                              187,219   4,394,529
*   Lonseal Corp.                                                   23,000      29,344
    Look, Inc.                                                      55,000     166,309
    M3, Inc.                                                           168     460,081
    Macnica, Inc.                                                   19,200     520,571
    Macromill, Inc.                                                 15,600      98,141
    Maeda Corp.                                                    223,000   1,604,445
    Maeda Road Construction Co., Ltd.                              111,000   1,973,686
    Maezawa Kasei Industries Co., Ltd.                              11,000     117,017
    Maezawa Kyuso Industries Co., Ltd.                              16,100     210,190
#   Makino Milling Machine Co., Ltd.                               197,000   1,289,935
    Makita Corp.                                                    14,500     733,255
#   Makita Corp. Sponsored ADR                                      12,696     646,226
    Mamiya-Op Co., Ltd.                                             73,000     134,769
    Mandom Corp.                                                    23,200     796,475
#   Marche Corp.                                                     2,000      16,893
#   Mars Engineering Corp.                                          18,600     355,639
    Marubeni Corp.                                                 564,359   4,418,618
    Marubun Corp.                                                   27,100     124,890
    Marudai Food Co., Ltd.                                         199,000     625,851
#*  Maruei Department Store Co., Ltd.                               27,000      61,685
    Maruetsu, Inc. (The)                                            60,000     199,048
    Maruha Nichiro Holdings, Inc.                                  576,815   1,106,179
    Marui Group Co., Ltd.                                          365,600   3,499,770
    Maruka Machinery Co., Ltd.                                       7,200     107,561
    Marusan Securities Co., Ltd.                                   115,900     955,254
#   Maruwa Co. Ltd/Aichi                                            14,600     530,001
    Maruyama Manufacturing Co., Inc.                                70,000     193,015
*   Maruzen CHI Holdings Co., Ltd.                                   6,400      18,587
    Maruzen Showa Unyu Co., Ltd.                                    91,000     334,198
    Marvelous AQL, Inc.                                             21,000     129,674
    Matsuda Sangyo Co., Ltd.                                        25,662     359,405
    Matsui Construction Co., Ltd.                                   27,000     114,874
#   Matsui Securities Co., Ltd.                                     85,100     911,187
    Matsumotokiyoshi Holdings Co., Ltd.                             51,000   1,720,859
#   Matsuya Foods Co., Ltd.                                         16,500     262,573
    Max Co., Ltd.                                                   64,000     719,324
    Maxvalu Tokai Co., Ltd.                                         10,100     143,577
*   Mazda Motor Corp.                                            2,344,000  10,551,527
#   McDonald's Holdings Co. Japan, Ltd.                             14,900     411,709
    MEC Co., Ltd.                                                   20,900      88,762
    Medical System Network Co., Ltd.                                 8,000      36,585
    Medipal Holdings Corp.                                         197,900   2,668,464
    Megachips Corp.                                                 35,100     575,115
#   Megmilk Snow Brand Co., Ltd.                                    82,400   1,170,164
    Meidensha Corp.                                                312,000   1,166,888

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    MEIJI Holdings Co., Ltd.                                        57,010 $ 3,186,952
    Meiji Shipping Co., Ltd.                                         6,200      27,371
#*  Meiko Electronics Co., Ltd.                                     17,600     133,871
#   Meisei Electric Co., Ltd.                                        4,000       4,080
    Meisei Industrial Co., Ltd.                                     73,000     313,487
    Meitec Corp.                                                    17,300     461,160
    Meito Sangyo Co., Ltd.                                          12,900     135,802
    Meito Transportation Co., Ltd.                                   1,300       8,568
#   Meiwa Corp.                                                     33,500     110,688
*   Meiwa Estate Co., Ltd.                                          26,500     113,303
#   Melco Holdings, Inc.                                            23,400     320,510
    Mesco, Inc.                                                      6,000      39,624
    Message Co., Ltd.                                                7,400     208,878
    Michinoku Bank, Ltd. (The)                                     179,000     372,074
    Micronics Japan Co., Ltd.                                        7,700      51,468
    Mie Bank, Ltd. (The)                                           150,000     305,534
    Mikuni Corp.                                                     9,000      28,606
    Milbon Co., Ltd.                                                 5,280     219,760
    Mimasu Semiconductor Industry Co., Ltd.                         33,900     297,082
    Minato Bank, Ltd. (The)                                        319,000     556,286
#   Minebea Co., Ltd.                                              561,000   3,105,672
    Ministop Co., Ltd.                                              24,300     379,264
#   Miraca Holdings, Inc.                                           24,500   1,103,921
#   Miraial Co., Ltd.                                               10,800     175,186
    Mirait Holdings Corp.                                          113,730   1,009,042
    Miroku Jyoho Service Co., Ltd.                                  23,000      91,402
    Misawa Homes Co., Ltd.                                          22,000     394,394
#   MISUMI Group, Inc.                                              29,500     863,593
    Mitani Corp.                                                    14,900     321,833
    Mito Securities Co., Ltd.                                      102,000     489,807
    Mitsuba Corp.                                                   71,000   1,059,629
    Mitsubishi Chemical Holdings Corp.                           1,391,500   6,513,954
    Mitsubishi Corp.                                               796,200  16,107,965
    Mitsubishi Electric Corp.                                      299,000   3,286,596
    Mitsubishi Estate Co., Ltd.                                     75,073   2,145,557
#   Mitsubishi Gas Chemical Co., Inc.                              527,000   4,306,962
    Mitsubishi Heavy Industries, Ltd.                            1,177,000   7,480,150
*   Mitsubishi Kakoki Kaisha, Ltd.                                 110,000     220,105
    Mitsubishi Logistics Corp.                                     194,000   2,696,005
    Mitsubishi Materials Corp.                                   1,112,200   4,351,388
#*  Mitsubishi Motors Corp.                                        124,800   1,402,397
    Mitsubishi Nichiyu Forklift Co., Ltd.                           31,000     153,822
*   Mitsubishi Paper Mills, Ltd.                                   678,000     614,807
    Mitsubishi Pencil Co., Ltd.                                     34,600     902,959
    Mitsubishi Research Institute, Inc.                                600      13,030
    Mitsubishi Shokuhin Co., Ltd.                                   17,500     490,123
    Mitsubishi Steel Manufacturing Co., Ltd.                       271,000     769,213
    Mitsubishi Tanabe Pharma Corp.                                 223,500   3,152,179
    Mitsubishi UFJ Financial Group, Inc.                         5,724,200  36,453,212
#   Mitsubishi UFJ Financial Group, Inc. ADR                     1,847,677  11,825,133
    Mitsuboshi Belting Co., Ltd.                                    88,000     453,641
    Mitsui & Co., Ltd.                                             666,900   9,527,282

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
JAPAN -- (Continued)
#   Mitsui & Co., Ltd. Sponsored ADR                                 15,592 $ 4,459,312
#   Mitsui Chemicals, Inc.                                        1,441,065   3,830,792
    Mitsui Engineering & Shipbuilding Co., Ltd.                   1,408,000   2,763,872
    Mitsui Fudosan Co., Ltd.                                        178,000   5,896,410
    Mitsui High-Tec, Inc.                                            43,200     306,088
    Mitsui Home Co., Ltd.                                            50,000     251,906
    Mitsui Knowledge Industry Co., Ltd.                              88,700     139,070
    Mitsui Matsushima Co., Ltd.                                     323,000     501,997
    Mitsui Mining & Smelting Co., Ltd.                            1,132,000   2,885,691
    Mitsui OSK Lines, Ltd.                                        1,171,000   4,956,643
    Mitsui Sugar Co., Ltd.                                          151,000     541,854
    Mitsui-Soko Co., Ltd.                                           127,000     638,026
#*  Mitsumi Electric Co., Ltd.                                      176,700   1,191,561
    Mitsumura Printing Co., Ltd.                                     15,000      40,142
    Mitsuuroko Holdings Co., Ltd.                                    37,300     179,626
    Miura Co., Ltd.                                                  44,200   1,159,376
#*  Miyaji Engineering Group, Inc.                                   88,000     195,169
    Miyazaki Bank, Ltd. (The)                                       308,000     893,914
    Miyoshi Oil & Fat Co., Ltd.                                     119,000     191,811
    Mizuho Financial Group, Inc.                                 12,919,560  27,118,957
#   Mizuno Corp.                                                    178,605   1,008,576
    Mochida Pharmaceutical Co., Ltd.                                 13,999     886,050
    Modec, Inc.                                                      18,100     548,799
#   Money Partners Group Co., Ltd.                                   23,100      65,095
    Monogatari Corp. (The)                                            2,000      83,644
#   MORESCO Corp.                                                     3,900      62,785
    Morinaga & Co., Ltd.                                            369,000     785,203
#   Morinaga Milk Industry Co., Ltd.                                363,000   1,131,852
    Morita Holdings Corp.                                            62,000     545,382
    Morozoff, Ltd.                                                   48,000     152,865
    Mory Industries, Inc.                                            45,000     189,497
#   MOS Food Services, Inc.                                          28,200     546,757
    Moshi Moshi Hotline, Inc.                                        43,300     544,264
    Mr Max Corp.                                                     35,900     122,509
    MS&AD Insurance Group Holdings                                  273,374   7,068,729
#   MTI, Ltd.                                                         4,300      54,074
#   Murata Manufacturing Co., Ltd.                                   43,900   3,523,846
    Musashi Seimitsu Industry Co., Ltd.                              30,500     719,716
    Musashino Bank, Ltd. (The)                                       56,500   1,982,353
#   Mutoh Holdings Co., Ltd.                                         67,000     289,892
    Nabtesco Corp.                                                   38,300     934,808
    NAC Co., Ltd.                                                     6,600     118,795
    Nachi-Fujikoshi Corp.                                           277,000   1,359,966
    Nafco Co., Ltd.                                                     200       2,855
    Nagaileben Co., Ltd.                                             17,200     283,838
    Nagano Bank, Ltd. (The)                                          89,000     160,361
    Nagano Keiki Co., Ltd.                                            1,700      11,838
    Nagase & Co., Ltd.                                              192,200   2,394,177
    Nagatanien Co., Ltd.                                             10,000      90,798
#   Nagoya Railroad Co., Ltd.                                       620,000   1,800,027
    Nakabayashi Co., Ltd.                                            59,000     128,719
    Nakamuraya Co., Ltd.                                             41,000     169,096

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Nakano Corp.                                                     1,000 $    2,559
*   Nakayama Steel Works, Ltd.                                     165,000    189,114
    Namco Bandai Holdings, Inc.                                    123,200  2,322,369
    Namura Shipbuilding Co., Ltd.                                   43,500    629,892
#   Nankai Electric Railway Co., Ltd.                              347,000  1,296,243
    Nanto Bank, Ltd. (The)                                         323,000  1,278,894
    Natori Co., Ltd.                                                 7,200     70,772
    NDS Co., Ltd.                                                   58,000    167,144
#   NEC Capital Solutions, Ltd.                                     18,800    465,940
    NEC Corp.                                                    2,700,800  6,066,493
    NEC Fielding, Ltd.                                              36,800    415,632
    NEC Networks & System Integration Corp.                         40,200  1,012,206
#   NET One Systems Co., Ltd.                                      151,700  1,058,238
    Neturen Co., Ltd.                                               59,400    523,923
#*  New Japan Chemical Co., Ltd.                                    56,000    173,331
    Nexon Co., Ltd.                                                 26,600    310,890
#   Next Co., Ltd.                                                   6,100    185,686
#   NGK Insulators, Ltd.                                           182,000  3,061,236
#   NGK Spark Plug Co., Ltd.                                       194,000  4,430,586
    NHK Spring Co., Ltd.                                           228,900  2,396,070
    Nice Holdings, Inc.                                            106,000    275,589
    Nichi-iko Pharmaceutical Co., Ltd.                              10,600    264,266
    Nichia Steel Works, Ltd.                                        53,000    193,858
#   Nichias Corp.                                                  170,000  1,150,133
    Nichiban Co., Ltd.                                              38,000    148,543
    Nichicon Corp.                                                 103,700  1,086,035
    Nichiden Corp.                                                   9,100    214,512
    Nichiha Corp.                                                   38,100    546,752
    Nichii Gakkan Co.                                               83,600    837,896
    Nichimo Co., Ltd.                                               48,000     97,817
    Nichirei Corp.                                                 391,000  2,018,218
    Nichireki Co., Ltd.                                             44,000    455,435
    Nidec Copal Electronics Corp.                                    7,100     43,883
#   Nidec Corp.                                                     28,649  2,791,907
    Nidec Corp. ADR                                                  9,900    241,362
#   Nifco, Inc.                                                     71,000  1,892,060
    NIFTY Corp.                                                     16,300    212,488
#   Nihon Chouzai Co., Ltd.                                          4,580    129,713
#   Nihon Dempa Kogyo Co., Ltd.                                     33,100    308,144
    Nihon Kagaku Sangyo Co., Ltd.                                   11,000     77,707
    Nihon Kohden Corp.                                              28,800  1,186,174
#   Nihon M&A Center, Inc.                                           5,800    447,328
    Nihon Nohyaku Co., Ltd.                                         79,000    946,908
    Nihon Parkerizing Co., Ltd.                                     68,000  1,328,384
    Nihon Plast Co., Ltd.                                            2,900     16,745
    Nihon Shokuhin Kako Co., Ltd.                                    7,000     26,729
#   Nihon Trim Co., Ltd.                                             6,600    510,493
    Nihon Unisys, Ltd.                                              82,500    735,721
    Nihon Yamamura Glass Co., Ltd.                                 145,000    267,158
    Nikkiso Co., Ltd.                                               78,000    964,973
    Nikko Co., Ltd.                                                 33,000    191,833
#   Nikon Corp.                                                    216,400  4,000,423

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Nintendo Co., Ltd.                                              12,000 $ 1,349,444
    Nippo Corp.                                                     94,000   1,763,530
    Nippon Beet Sugar Manufacturing Co., Ltd.                      156,000     293,863
#   Nippon Carbon Co., Ltd.                                        193,000     376,132
#   Nippon Ceramic Co., Ltd.                                         8,800     128,406
*   Nippon Chemi-Con Corp.                                         232,000   1,048,459
#*  Nippon Chemical Industrial Co., Ltd.                           205,000     345,195
    Nippon Chemiphar Co., Ltd.                                      34,000     159,443
    Nippon Chutetsukan KK                                           46,000     115,012
    Nippon Coke & Engineering Co., Ltd.                            375,000     475,187
#*  Nippon Columbia Co., Ltd.                                        9,800      65,240
    Nippon Concrete Industries Co., Ltd.                            47,000     263,294
*   Nippon Conveyor Co., Ltd.                                       57,000      88,494
    Nippon Denko Co., Ltd.                                         188,000     547,509
    Nippon Densetsu Kogyo Co., Ltd.                                 62,000     774,997
#   Nippon Electric Glass Co., Ltd.                                690,000   3,549,179
    Nippon Express Co., Ltd.                                       830,000   4,167,884
    Nippon Felt Co., Ltd.                                           15,100      67,634
    Nippon Filcon Co., Ltd.                                         16,300      72,939
    Nippon Fine Chemical Co., Ltd.                                  23,700     155,105
    Nippon Flour Mills Co., Ltd.                                   221,000   1,066,085
    Nippon Formula Feed Manufacturing Co., Ltd.                    128,000     160,316
    Nippon Gas Co., Ltd.                                            27,000     301,914
    Nippon Hume Corp.                                               36,000     325,606
    Nippon Jogesuido Sekkei Co., Ltd.                                8,200     103,433
    Nippon Kanzai Co., Ltd.                                          8,000     145,473
#   Nippon Kasei Chemical Co., Ltd.                                 26,000      37,902
#   Nippon Kayaku Co., Ltd.                                        181,000   2,537,611
*   Nippon Kinzoku Co., Ltd.                                        87,000     120,712
    Nippon Koei Co., Ltd.                                          117,000     550,408
    Nippon Konpo Unyu Soko Co., Ltd.                               102,200   1,781,530
#*  Nippon Koshuha Steel Co., Ltd.                                 153,000     168,299
    Nippon Light Metal Holdings Co., Ltd.                        1,015,100   1,453,393
    Nippon Meat Packers, Inc.                                      172,000   2,518,298
#   Nippon Paint Co., Ltd.                                         191,000   3,212,556
#   Nippon Paper Industries Co., Ltd.                              171,202   2,727,930
    Nippon Parking Development Co., Ltd.                               143      11,085
    Nippon Pillar Packing Co., Ltd.                                 35,000     240,106
    Nippon Piston Ring Co., Ltd.                                   132,000     243,573
    Nippon Rietec Co., Ltd.                                          3,000      21,873
    Nippon Road Co., Ltd. (The)                                    129,000     803,419
    Nippon Seiki Co., Ltd.                                          73,000   1,190,185
    Nippon Seisen Co., Ltd.                                         36,000     164,514
#   Nippon Sharyo, Ltd.                                            120,000     632,663
#*  Nippon Sheet Glass Co., Ltd.                                 1,735,000   2,250,226
#   Nippon Shinyaku Co., Ltd.                                       83,000   1,430,721
    Nippon Shokubai Co., Ltd.                                      222,000   2,723,383
#   Nippon Signal Co., Ltd.                                         94,400     717,917
    Nippon Soda Co., Ltd.                                          269,000   1,648,005
    Nippon Steel & Sumikin Bussan                                  262,000     796,751
    Nippon Steel & Sumikin Texeng                                   74,000     301,667
    Nippon Steel & Sumitomo Metal Corp.                          4,092,540  13,507,642

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
*   Nippon Suisan Kaisha, Ltd.                                     430,800 $   878,701
    Nippon Synthetic Chemical Industry Co., Ltd. (The)              78,000     752,020
    Nippon Telegraph & Telephone Corp.                              25,500   1,325,498
#   Nippon Telegraph & Telephone Corp. ADR                          71,400   1,863,540
    Nippon Television Holdings, Inc.                                50,900     932,418
    Nippon Thompson Co., Ltd.                                      126,000     685,771
    Nippon Tungsten Co., Ltd.                                       31,000      50,114
    Nippon Valqua Industries, Ltd.                                 135,000     378,236
#*  Nippon Yakin Kogyo Co., Ltd.                                   285,000     944,294
#   Nippon Yusen KK                                              1,689,904   5,163,494
#   Nipro Corp.                                                    199,600   1,829,121
*   NIS Group Co., Ltd. ADR                                         30,800         216
    Nishi-Nippon City Bank, Ltd. (The)                           1,207,000   3,261,021
    Nishi-Nippon Railroad Co., Ltd.                                286,000   1,095,639
    Nishimatsu Construction Co., Ltd.                              446,000   1,574,555
    Nishimatsuya Chain Co., Ltd.                                    91,900     681,383
    Nishio Rent All Co., Ltd.                                       19,700     533,174
    Nissan Chemical Industries, Ltd.                               148,700   2,337,707
    Nissan Motor Co., Ltd.                                       1,017,600  10,217,983
    Nissan Shatai Co., Ltd.                                        104,000   1,793,069
    Nissan Tokyo Sales Holdings Co., Ltd.                           36,000     106,834
#   Nissei ASB Machine Co., Ltd.                                     3,600      76,224
    Nissei Corp.                                                     7,200      65,998
    Nissei Plastic Industrial Co., Ltd.                             20,700     135,056
    Nissen Holdings Co., Ltd.                                       46,800     151,097
#*  Nissha Printing Co., Ltd.                                       20,300     331,747
    Nisshin Fudosan Co.                                             28,100     224,161
#   Nisshin Oillio Group, Ltd. (The)                               223,000     749,309
#   Nisshin Seifun Group, Inc.                                     374,869   4,064,113
    Nisshin Steel Holdings Co., Ltd.                               117,374   1,565,057
    Nisshinbo Holdings, Inc.                                       271,000   2,393,543
    Nissin Corp.                                                   100,000     293,307
    Nissin Electric Co., Ltd.                                       78,000     496,177
#   Nissin Foods Holdings Co., Ltd.                                 21,475     919,215
#   Nissin Kogyo Co., Ltd.                                          61,200   1,144,787
    Nissin Sugar Co., Ltd.                                           4,900     103,000
    Nissui Pharmaceutical Co., Ltd.                                 18,200     201,094
    Nitori Holdings Co., Ltd.                                        9,500     891,154
    Nitta Corp.                                                     33,400     703,490
    Nittan Valve Co., Ltd.                                          27,500      88,794
    Nittetsu Mining Co., Ltd.                                      115,000     659,889
#   Nitto Boseki Co., Ltd.                                         286,000   1,329,769
#   Nitto Denko Corp.                                               41,800   2,192,031
    Nitto FC Co., Ltd.                                               5,100      30,913
    Nitto Kogyo Corp.                                               41,100     649,813
    Nitto Kohki Co., Ltd.                                           18,300     345,789
    Nitto Seiko Co., Ltd.                                           39,000     144,339
    Nittoc Construction Co., Ltd.                                   59,549     260,043
#   Nittoku Engineering Co., Ltd.                                   29,800     264,750
    NKSJ Holdings, Inc.                                            293,400   7,594,710
    Noevir Holdings Co., Ltd.                                       22,100     359,038
    NOF Corp.                                                      250,000   1,738,351

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Nohmi Bosai, Ltd.                                               38,000 $   383,779
    NOK Corp.                                                      174,300   2,694,383
#   Nomura Co., Ltd.                                                62,000     562,065
    Nomura Holdings, Inc.                                        1,462,300  10,802,059
    Nomura Holdings, Inc. ADR                                      402,117   2,959,581
    Nomura Real Estate Holdings, Inc.                               94,600   2,393,515
#   Nomura Research Institute, Ltd.                                 18,500     620,902
    Noritake Co., Ltd/Nagoya                                       225,000     611,803
    Noritsu Koki Co., Ltd.                                          21,300     141,499
    Noritz Corp.                                                    51,900   1,202,993
    North Pacific Bank, Ltd.                                       449,300   1,961,787
    NS Solutions Corp.                                              28,500     649,828
#*  NS United Kaiun Kaisha, Ltd.                                   237,000     718,791
    NSD Co., Ltd.                                                   64,100     783,979
    NSK, Ltd.                                                      316,000   3,375,616
#*  NTN Corp.                                                      781,000   3,754,147
#   NTT Data Corp.                                                  46,300   1,539,228
    NTT DOCOMO, Inc.                                               549,500   8,717,831
#   NTT DOCOMO, Inc. Sponsored ADR                                  44,600     707,802
    Nuflare Technology, Inc.                                         2,600     348,089
    Obara Group, Inc.                                               15,900     402,208
    Obayashi Corp.                                                 611,000   3,914,746
    Obayashi Road Corp.                                             44,000     258,258
    OBIC Business Consultants, Ltd.                                 11,000     379,858
#   Obic Co., Ltd.                                                  66,400   2,085,136
#   Odakyu Electric Railway Co., Ltd.                              164,000   1,582,729
    Odelic Co., Ltd.                                                 2,600      81,863
    Oenon Holdings, Inc.                                           102,000     265,238
    Ogaki Kyoritsu Bank, Ltd. (The)                                533,000   1,501,360
*   Ohara, Inc.                                                     15,100      93,935
    Ohashi Technica, Inc.                                            4,700      40,823
#   Ohsho Food Service Corp.                                         9,400     307,822
    OIE Sangyo Co., Ltd.                                             1,200      10,089
#   Oiles Corp.                                                     42,168     942,156
    Oita Bank, Ltd. (The)                                          294,000   1,078,463
    Oji Holdings Corp.                                             853,000   3,898,234
    Okabe Co., Ltd.                                                 60,500     810,014
    Okamoto Industries, Inc.                                       111,000     353,952
*   Okamoto Machine Tool Works, Ltd.                                47,000      59,947
    Okamura Corp.                                                  122,000     881,708
#   Okasan Securities Group, Inc.                                  178,000   1,539,213
    Okaya Electric Industries Co., Ltd.                              6,700      23,261
*   OKI Electric Cable Co., Ltd.                                    12,000      20,636
    Okinawa Cellular Telephone Co.                                     600      14,760
    Okinawa Electric Power Co., Inc. (The)                          20,180     701,229
    OKK Corp.                                                      153,000     223,317
    OKUMA Corp.                                                    229,000   1,934,436
    Okumura Corp.                                                  331,000   1,571,641
    Okura Industrial Co., Ltd.                                      71,000     251,535
    Okuwa Co., Ltd.                                                 30,000     271,379
    Olympic Group Corp.                                             18,200     134,939
*   Olympus Corp.                                                   37,300   1,193,279

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   Omron Corp.                                                   68,100 $2,598,778
    ONO Sokki Co., Ltd.                                           27,000    119,781
    Onoken Co., Ltd.                                              19,100    229,703
#   Onward Holdings Co., Ltd.                                    253,000  2,094,024
    OPT, Inc.                                                      1,000      8,682
    Optex Co., Ltd.                                               18,300    300,859
    Oracle Corp. Japan                                             8,100    319,818
    Organo Corp.                                                  70,000    339,334
    Oriental Land Co., Ltd.                                        5,200    832,661
#   Origin Electric Co., Ltd.                                     47,000    158,092
    Osaka Gas Co., Ltd.                                          500,000  2,106,038
    Osaka Organic Chemical Industry, Ltd.                         16,800     76,911
    Osaka Steel Co., Ltd.                                         20,100    384,634
#   OSAKA Titanium Technologies Co.                               19,200    419,024
#   Osaki Electric Co., Ltd.                                      52,000    342,818
    OSG Corp.                                                     51,200    828,244
    Otsuka Corp.                                                   6,400    830,101
    Otsuka Kagu, Ltd.                                              2,500     28,199
    Oyo Corp.                                                     36,500    602,955
    Pacific Industrial Co., Ltd.                                  79,000    565,604
#   Pacific Metals Co., Ltd.                                     249,000    912,459
    Pack Corp. (The)                                              21,700    416,020
    Pal Co., Ltd.                                                 15,800    441,524
#   Paltac Corp.                                                  61,458    826,980
    PanaHome Corp.                                               168,000  1,136,505
    Panasonic Corp.                                              868,100  8,897,469
    Panasonic Corp. Sponsored ADR                                204,353  2,129,358
    Panasonic Industrial Devices SUNX Co., Ltd.                   39,400    181,036
    Panasonic Information Systems                                  1,800     47,680
    Paramount Bed Holdings Co., Ltd.                               2,300     79,504
#   Parco Co., Ltd.                                               38,100    391,706
    Paris Miki Holdings, Inc.                                     44,400    207,473
#   Park24 Co., Ltd.                                              45,500    888,367
    Pasco Corp.                                                   29,000    120,499
    Pasona Group, Inc.                                               292    228,795
    Penta-Ocean Construction Co., Ltd.                           487,500  1,473,931
    PIA Corp.                                                      1,500     26,763
    Pigeon Corp.                                                  17,200    887,403
    Pilot Corp.                                                   16,500    626,641
    Piolax, Inc.                                                  15,800    544,697
#*  Pioneer Corp.                                                527,600    971,209
    Plenus Co., Ltd.                                              36,100    818,878
    Pola Orbis Holdings, Inc.                                     32,800  1,111,322
#   Poplar Co., Ltd.                                               3,500     19,371
    Press Kogyo Co., Ltd.                                        212,000    929,961
    Pressance Corp.                                                5,300    169,710
    Prestige International, Inc.                                     800      7,511
    Prima Meat Packers, Ltd.                                     219,000    464,320
    Pronexus, Inc.                                                30,900    200,723
    Proto Corp.                                                   15,600    228,216
#   PS Mitsubishi Construction Co., Ltd.                          41,600    220,961
    Qol Co., Ltd.                                                 12,300     78,402

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Raito Kogyo Co., Ltd.                                         96,800 $  803,671
    Rakuten, Inc.                                                 64,200    836,503
#*  Rasa Industries, Ltd.                                        127,000    279,272
    Relo Holdings, Inc.                                            4,200    194,727
    Renaissance, Inc.                                              6,600     49,975
#*  Renesas Electronics Corp.                                     48,500    280,113
    Rengo Co., Ltd.                                              409,710  2,191,316
*   Renown, Inc.                                                  86,300    116,942
    Resona Holdings, Inc.                                        984,500  5,121,103
    Resorttrust, Inc.                                             45,400  1,729,417
    Rheon Automatic Machinery Co., Ltd.                            7,000     20,414
    Rhythm Watch Co., Ltd.                                       174,000    257,200
    Riberesute Corp.                                                  81     54,482
    Ricoh Co., Ltd.                                              721,619  7,620,877
    Ricoh Leasing Co., Ltd.                                       31,800    910,564
    Right On Co., Ltd.                                            24,400    209,502
    Riken Corp.                                                  183,000    800,885
    Riken Keiki Co., Ltd.                                         21,000    160,887
    Riken Technos Corp.                                           62,000    278,003
    Riken Vitamin Co., Ltd.                                       12,600    314,252
#   Rinnai Corp.                                                  10,300    797,220
#   Rion Co., Ltd.                                                 5,400     81,813
    Riso Kagaku Corp.                                             32,079    714,603
#   Riso Kyoiku Co., Ltd.                                          8,750     59,084
    Rock Field Co., Ltd.                                          16,400    314,644
#   Rohm Co., Ltd.                                               100,400  4,121,184
#   Rohto Pharmaceutical Co., Ltd.                               102,000  1,480,254
    Rokko Butter Co., Ltd.                                         1,800     15,212
#   Roland DG Corp.                                                9,200    263,747
    Round One Corp.                                              143,400    760,811
#   Royal Holdings Co., Ltd.                                      44,800    718,709
    Ryobi, Ltd.                                                  240,000  1,060,692
    Ryoden Trading Co., Ltd.                                      56,000    382,977
    Ryohin Keikaku Co., Ltd.                                      14,675  1,463,914
    Ryosan Co., Ltd.                                              59,600  1,153,991
    S Foods, Inc.                                                 26,500    266,201
    Sagami Chain Co., Ltd.                                        20,000    179,310
    Saibu Gas Co., Ltd.                                          263,000    653,872
    Saizeriya Co., Ltd.                                           52,100    644,000
    Sakai Chemical Industry Co., Ltd.                            174,000    576,356
    Sakai Heavy Industries, Ltd.                                  63,000    259,905
    Sakai Moving Service Co., Ltd.                                 1,900     59,584
    Sakai Ovex Co., Ltd.                                          75,000    113,832
    Sakata INX Corp.                                              77,000    730,821
    Sakata Seed Corp.                                             65,600    895,397
    Sala Corp.                                                    56,500    305,624
    San Holdings, Inc.                                             1,800     25,611
    San-A Co., Ltd.                                               28,800    820,800
    San-Ai Oil Co., Ltd.                                          95,000    410,288
    San-In Godo Bank, Ltd. (The)                                 273,000  1,981,878
    Sanden Corp.                                                 189,000    764,706
    Sanei Architecture Planning Co., Ltd.                          5,900     49,543

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Sangetsu Co., Ltd.                                            45,100 $1,197,011
#*  Sanix, Inc.                                                   22,200    240,263
    Sanken Electric Co., Ltd.                                    146,000    805,709
    Sanki Engineering Co., Ltd.                                  108,000    674,318
#   Sanko Marketing Foods Co., Ltd.                                  108    105,588
    Sanko Metal Industrial Co., Ltd.                              38,000    106,455
    Sankyo Co., Ltd.                                              45,600  2,168,687
    Sankyo Seiko Co., Ltd.                                        54,900    186,789
    Sankyo Tateyama, Inc.                                         47,800  1,010,139
    Sankyu, Inc.                                                 510,000  1,825,514
    Sanoh Industrial Co., Ltd.                                    47,100    338,594
#   Sanrio Co., Ltd.                                              11,500    631,946
    Sanshin Electronics Co., Ltd.                                 43,700    285,287
    Santen Pharmaceutical Co., Ltd.                               14,600    741,179
    Sanwa Holdings Corp.                                         293,000  1,877,786
    Sanyo Chemical Industries, Ltd.                              127,000    874,034
    Sanyo Denki Co., Ltd.                                         68,000    444,437
    Sanyo Housing Nagoya Co., Ltd.                                17,200    199,846
    Sanyo Industries, Ltd.                                        15,000     28,426
    Sanyo Shokai, Ltd.                                           204,000    562,932
    Sanyo Special Steel Co., Ltd.                                214,000  1,154,018
    Sapporo Holdings, Ltd.                                       573,000  2,547,959
*   Sasebo Heavy Industries Co., Ltd.                            264,000    274,978
#   Sata Construction Co., Ltd.                                  109,000    175,590
#   Sato Holdings Corp.                                           37,900    768,858
    Sato Shoji Corp.                                              19,700    120,599
    Satori Electric Co., Ltd.                                     20,500    123,856
#   Sawada Holdings Co., Ltd.                                     11,400    107,056
#   Sawai Pharmaceutical Co., Ltd.                                10,000    731,033
    Saxa Holdings, Inc.                                           86,000    138,808
    SBI Holdings, Inc.                                           369,280  4,468,967
    SBS Holdings, Inc.                                             1,100     16,239
    Scroll Corp.                                                  41,800    118,731
    SCSK Corp.                                                    50,959  1,291,816
    Secom Co., Ltd.                                               27,400  1,650,642
    Secom Joshinetsu Co., Ltd.                                     1,500     37,102
    Sega Sammy Holdings, Inc.                                     54,612  1,400,008
    Seibu Electric Industry Co., Ltd.                             16,000     71,083
    Seika Corp.                                                   84,000    204,673
    Seikagaku Corp.                                               37,700    489,111
#*  Seikitokyu Kogyo Co., Ltd.                                   180,000    259,257
    Seiko Epson Corp.                                            215,600  3,519,363
    Seiko Holdings Corp.                                         160,000    720,182
    Seiko PMC Corp.                                                2,100     10,294
    Seino Holdings Co., Ltd.                                     268,000  2,646,833
    Seiren Co., Ltd.                                              87,000    555,190
    Sekisui Chemical Co., Ltd.                                   302,000  3,508,784
    Sekisui House, Ltd.                                          475,000  6,818,077
    Sekisui Jushi Corp.                                           54,000    786,206
    Sekisui Plastics Co., Ltd.                                    76,000    214,886
#   Senko Co., Ltd.                                              152,000    819,768
#   Senshu Electric Co., Ltd.                                      9,500    116,133

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Senshu Ikeda Holdings, Inc.                                    227,360 $1,119,942
    Senshukai Co., Ltd.                                             64,400    557,539
#   Septeni Holdings Co., Ltd.                                      20,600    183,680
#   Seria Co., Ltd.                                                  4,700    156,961
    Seven & I Holdings Co., Ltd.                                   183,152  6,778,206
#*  Sharp Corp.                                                    836,000  2,472,970
*   Shibaura Mechatronics Corp.                                     55,000    137,174
    Shibusawa Warehouse Co., Ltd. (The)                             80,000    341,416
    Shibuya Kogyo Co., Ltd.                                          7,300    138,210
    Shidax Corp.                                                    17,900     90,354
    Shiga Bank, Ltd. (The)                                         358,000  1,956,598
    Shikibo, Ltd.                                                  256,000    342,249
    Shikoku Bank, Ltd. (The)                                       232,000    537,334
    Shikoku Chemicals Corp.                                         72,000    524,182
#*  Shikoku Electric Power Co., Inc.                                99,300  1,772,421
    Shima Seiki Manufacturing, Ltd.                                 49,800  1,021,692
    Shimachu Co., Ltd.                                              91,200  2,214,694
#   Shimadzu Corp.                                                 323,000  3,162,939
    Shimamura Co., Ltd.                                             11,100  1,247,852
    Shimano, Inc.                                                    9,400    822,726
    Shimizu Bank, Ltd. (The)                                        11,900    334,668
    Shimizu Corp.                                                  934,000  4,789,949
    Shimojima Co., Ltd.                                              1,500     14,589
    Shin Nippon Air Technologies Co., Ltd.                          22,400    140,649
    Shin-Etsu Chemical Co., Ltd.                                    67,700  3,827,896
    Shin-Etsu Polymer Co., Ltd.                                     82,100    288,781
    Shin-Keisei Electric Railway Co., Ltd.                          26,000    100,055
    Shinagawa Refractories Co., Ltd.                                88,000    192,057
    Shindengen Electric Manufacturing Co., Ltd.                    119,000    765,726
    Shinko Electric Industries Co., Ltd.                           120,400  1,073,346
    Shinko Plantech Co., Ltd.                                       87,600    707,261
    Shinko Shoji Co., Ltd.                                          36,200    309,811
    Shinko Wire Co., Ltd.                                           47,000     94,256
    Shinmaywa Industries, Ltd.                                     163,000  1,277,095
    Shinnihon Corp.                                                 42,600    148,373
    Shinsei Bank, Ltd.                                           1,760,000  4,120,698
    Shinsho Corp.                                                   94,000    194,823
    Shinwa Co. Ltd/Nagoya                                            5,000     58,100
    Shionogi & Co., Ltd.                                           138,300  3,060,376
    Ship Healthcare Holdings, Inc.                                  34,000  1,395,167
    Shiroki Corp.                                                   85,000    190,661
#   Shiseido Co., Ltd.                                             100,000  1,710,699
    Shizuki Electric Co., Inc.                                      24,000     93,090
    Shizuoka Bank, Ltd. (The)                                      563,000  6,334,530
    Shizuoka Gas Co., Ltd.                                          94,300    624,500
    Shobunsha Publications, Inc.                                    17,200    107,889
    Shoko Co., Ltd.                                                139,000    223,766
#   Showa Aircraft Industry Co., Ltd.                               25,000    289,553
    Showa Corp.                                                     85,700  1,189,456
#   Showa Denko KK                                               2,774,000  3,761,392
    Showa Sangyo Co., Ltd.                                         108,000    333,852
    Showa Shell Sekiyu KK                                          319,600  3,435,980

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Siix Corp.                                                      30,000 $   366,106
    Sinanen Co., Ltd.                                               93,000     362,739
    Sinfonia Technology Co., Ltd.                                  161,000     285,461
    Sinko Industries, Ltd.                                          17,600     144,990
    Sintokogio, Ltd.                                                92,800     698,301
    SKY Perfect JSAT Holdings, Inc.                                319,900   1,847,230
    SMC Corp.                                                        5,100   1,187,373
    SMK Corp.                                                      103,000     495,525
    SNT Corp.                                                       29,300     112,079
    Soda Nikka Co., Ltd.                                            13,000      54,904
#   Sodick Co., Ltd.                                                92,100     430,515
    Soft99 Corp.                                                    10,600      74,911
#   Softbank Corp.                                                 114,832   8,575,494
    Softbank Technology Corp.                                        3,900      69,757
    Sogo Medical Co., Ltd.                                           7,600     288,963
    Sohgo Security Services Co., Ltd.                              100,300   2,027,567
    Sojitz Corp.                                                 2,235,000   4,339,903
#   Sony Corp.                                                     226,800   3,956,455
    Sony Corp. Sponsored ADR                                       355,389   6,130,460
#   Sony Financial Holdings, Inc.                                  114,400   2,136,143
    Soshin Electric Co., Ltd.                                        7,200      27,054
    Sotetsu Holdings, Inc.                                         286,000   1,063,818
    Sotoh Co., Ltd.                                                  6,300      58,015
    Space Co., Ltd.                                                 10,300      95,940
    SPK Corp.                                                        5,700     102,444
    Square Enix Holdings Co., Ltd.                                 113,500   1,829,246
    SRA Holdings                                                    15,500     173,356
    ST Corp.                                                        14,600     148,432
    St Marc Holdings Co., Ltd.                                      11,000     566,188
    Stanley Electric Co., Ltd.                                     122,300   2,844,822
    Star Micronics Co., Ltd.                                        62,000     667,170
    Start Today Co., Ltd.                                           20,100     560,389
    Starts Corp., Inc.                                              14,000     139,860
    Starzen Co., Ltd.                                               95,000     262,854
    Stella Chemifa Corp.                                            19,200     354,822
    Step Co., Ltd.                                                   5,400      46,477
#   Studio Alice Co., Ltd.                                          14,100     182,248
    Sugi Holdings Co., Ltd.                                         12,300     514,441
    Sugimoto & Co., Ltd.                                            10,300      94,587
#   Sumco Corp.                                                    129,860   1,180,010
    Sumida Corp.                                                    19,700      93,958
    Suminoe Textile Co., Ltd.                                       84,000     248,645
    Sumitomo Bakelite Co., Ltd.                                    373,000   1,344,984
#   Sumitomo Chemical Co., Ltd.                                  1,286,000   4,709,821
    Sumitomo Corp.                                                 634,300   8,254,335
    Sumitomo Densetsu Co., Ltd.                                     28,900     426,845
    Sumitomo Electric Industries, Ltd.                             586,500   8,788,312
    Sumitomo Forestry Co., Ltd.                                    206,200   2,398,915
    Sumitomo Heavy Industries, Ltd.                                969,480   4,290,856
    Sumitomo Metal Mining Co., Ltd.                                555,000   7,687,078
#*  Sumitomo Mitsui Construction Co., Ltd.                         152,200     198,828
#   Sumitomo Mitsui Financial Group, Inc.                          704,570  34,056,003

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
#   Sumitomo Mitsui Trust Holdings, Inc.                         1,666,730 $8,232,123
    Sumitomo Osaka Cement Co., Ltd.                                708,000  2,856,625
    Sumitomo Precision Products Co., Ltd.                           65,000    281,157
#   Sumitomo Real Estate Sales Co., Ltd.                            15,680    513,362
    Sumitomo Realty & Development Co., Ltd.                         36,000  1,703,392
    Sumitomo Rubber Industries, Ltd.                               110,200  1,534,148
#   Sumitomo Seika Chemicals Co., Ltd.                              85,000    543,895
    Sumitomo Warehouse Co., Ltd. (The)                             254,000  1,489,674
    Sun-Wa Technos Corp.                                             5,700     53,090
    Suncall Corp.                                                    6,000     34,532
    Sundrug Co., Ltd.                                                8,800    438,672
    Suruga Bank, Ltd.                                              232,000  3,680,286
    Suzuken Co. Ltd/Aichi Japan                                    116,200  4,195,950
#   Suzuki Motor Corp.                                             141,700  3,563,099
*   SWCC Showa Holdings Co., Ltd.                                  470,000    536,228
#   Sysmex Corp.                                                    13,300    881,034
    Systena Corp.                                                   28,200    205,812
    T Hasegawa Co., Ltd.                                            23,600    334,055
    T RAD Co., Ltd.                                                109,000    345,574
    T&D Holdings, Inc.                                             605,210  7,265,989
    T&K Toka Co., Ltd.                                              13,900    295,714
    Tachi-S Co., Ltd.                                               46,800    746,959
    Tachibana Eletech Co., Ltd.                                     18,400    210,824
*   Tact Home Co., Ltd.                                                181    438,096
    Tadano, Ltd.                                                   149,421  2,054,728
    Taihei Dengyo Kaisha, Ltd.                                      47,000    330,958
#   Taiheiyo Cement Corp.                                          595,000  2,523,522
    Taiheiyo Kouhatsu, Inc.                                        125,000    139,065
    Taiho Kogyo Co., Ltd.                                           31,300    393,884
    Taikisha, Ltd.                                                  42,000    976,284
    Taiko Bank, Ltd. (The)                                          27,000     60,090
    Taisei Corp.                                                 1,053,399  5,404,230
    Taisei Lamick Co., Ltd.                                          5,700    144,894
    Taiyo Holdings Co., Ltd.                                         5,900    178,189
#   Taiyo Nippon Sanso Corp.                                       338,000  2,317,787
#   Taiyo Yuden Co., Ltd.                                          177,500  2,275,180
    Taka-Q, Ltd.                                                    13,500     44,423
    Takagi Securities Co., Ltd.                                     63,000    242,623
    Takamatsu Construction Group Co., Ltd.                          25,700    481,149
    Takano Co., Ltd.                                                14,200     69,817
#   Takaoka Toko Holdings Co., Ltd.                                 17,174    348,807
    Takara Holdings, Inc.                                          212,000  1,944,103
#   Takara Leben Co., Ltd.                                         110,300    435,297
    Takara Standard Co., Ltd.                                      168,895  1,358,895
    Takasago International Corp.                                   127,000    706,069
    Takasago Thermal Engineering Co., Ltd.                         115,900    968,596
#   Takashima & Co., Ltd.                                           67,000    189,122
    Takashimaya Co., Ltd.                                          497,000  4,741,901
#   Takata Corp.                                                    56,300  1,419,989
#   Take And Give Needs Co., Ltd.                                   14,340    293,790
    Takeda Pharmaceutical Co., Ltd.                                131,300  6,257,042
    Takeei Corp.                                                    16,800    264,339

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
#   Takeuchi Manufacturing Co., Ltd.                                20,800 $  438,739
    Takihyo Co., Ltd.                                                5,000     20,605
    Takiron Co., Ltd.                                               72,000    306,380
    Takisawa Machine Tool Co., Ltd.                                108,000    161,016
#   Takuma Co., Ltd.                                               112,000    954,634
#   Tamron Co., Ltd.                                                31,300    667,853
    Tamura Corp.                                                   168,000    441,863
#   Tanseisha Co., Ltd.                                             29,000    196,045
    Tatsuta Electric Wire and Cable Co., Ltd.                       72,700    513,310
    Tayca Corp.                                                     39,000    118,407
    Tbk Co., Ltd.                                                   37,000    205,269
    TDK Corp.                                                       87,400  3,714,510
#   TDK Corp. Sponsored ADR                                         48,131  2,040,754
#*  Teac Corp.                                                      26,000     16,719
    TECHNO ASSOCIE Co., Ltd.                                         3,000     30,883
    Techno Ryowa, Ltd.                                               8,870     41,145
    Teijin, Ltd.                                                 1,693,750  3,803,272
    Teikoku Electric Manufacturing Co., Ltd.                         8,800    207,157
    Teikoku Sen-I Co., Ltd.                                         35,000    321,662
    Teikoku Tsushin Kogyo Co., Ltd.                                 70,000    125,546
#*  Tekken Corp.                                                   189,000    618,030
#   Terumo Corp.                                                    23,600  1,142,964
#   THK Co., Ltd.                                                  162,600  3,549,293
    Tigers Polymer Corp.                                             6,700     29,169
#   Titan Kogyo KK                                                   8,000     20,443
    TKC Corp.                                                       30,900    513,070
    Toa Corp.(6894434)                                              33,000    279,685
*   Toa Corp.(6894508)                                             332,000    806,803
    Toa Oil Co., Ltd.                                              113,000    211,905
    TOA ROAD Corp.                                                  79,000    431,174
#   Toabo Corp.                                                    136,000    110,995
    Toagosei Co., Ltd.                                             391,500  1,775,336
#*  Tobishima Corp.                                                116,300    220,787
#   Tobu Railway Co., Ltd.                                         268,000  1,389,275
    Tobu Store Co., Ltd.                                            30,000     78,797
    TOC Co., Ltd.                                                   98,500    800,209
    Tocalo Co., Ltd.                                                25,700    420,772
    Tochigi Bank, Ltd. (The)                                       184,000    703,613
    Toda Corp.                                                     366,000  1,338,034
#   Toda Kogyo Corp.                                                63,000    192,099
    Toei Animation Co., Ltd.                                         4,100    107,609
    Toei Co., Ltd.                                                 140,000    842,022
    Toenec Corp.                                                    62,000    386,724
    Toho Bank, Ltd. (The)                                          386,000  1,211,777
    Toho Co. Ltd/Kobe                                               45,000    162,552
    Toho Co., Ltd.                                                  73,800  1,581,375
#   Toho Gas Co., Ltd.                                             271,000  1,413,119
#   Toho Holdings Co., Ltd.                                         89,000  1,723,074
#   Toho Titanium Co., Ltd.                                         59,300    471,281
    Toho Zinc Co., Ltd.                                            241,000    726,322
    Tohoku Bank, Ltd. (The)                                        161,000    239,764
*   Tohoku Electric Power Co., Inc.                                118,200  1,430,715

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Tohokushinsha Film Corp.                                       1,000 $    9,792
    Tohto Suisan Co., Ltd.                                        61,000    133,148
    Tokai Carbon Co., Ltd.                                       367,000  1,261,742
    Tokai Corp/Gifu                                               12,500    332,254
    TOKAI Holdings Corp.                                         124,100    439,521
    Tokai Lease Co., Ltd.                                         40,000     72,969
    Tokai Rika Co., Ltd.                                          95,900  2,033,574
    Tokai Rubber Industries, Ltd.                                 70,400    648,067
    Tokai Tokyo Financial Holdings, Inc.                         328,000  2,751,231
    Token Corp.                                                   12,370    657,074
#   Tokio Marine Holdings, Inc.                                  273,212  8,957,105
#   Tokio Marine Holdings, Inc. ADR                               63,004  2,069,681
    Tokushu Tokai Paper Co., Ltd.                                148,380    305,171
    Tokuyama Corp.                                               644,000  2,490,998
    Tokyo Broadcasting System Holdings, Inc.                      69,600    917,068
#   Tokyo Derica Co., Ltd.                                         8,000    126,838
    Tokyo Dome Corp.                                             242,000  1,664,257
#*  Tokyo Electric Power Co., Inc.                               390,512  2,084,123
#   Tokyo Electron Device, Ltd.                                    9,600    149,516
#   Tokyo Electron, Ltd.                                         129,800  7,122,467
    Tokyo Energy & Systems, Inc.                                  39,000    207,527
#   Tokyo Gas Co., Ltd.                                          294,000  1,595,250
#   Tokyo Keiki, Inc.                                            104,000    322,379
#*  Tokyo Kikai Seisakusho, Ltd.                                 103,000    125,397
    Tokyo Rakutenchi Co., Ltd.                                    38,000    190,429
#*  Tokyo Rope Manufacturing Co., Ltd.                           200,000    349,104
    Tokyo Sangyo Co., Ltd.                                        24,500     83,879
    Tokyo Seimitsu Co., Ltd.                                      66,600  1,271,669
#*  Tokyo Steel Manufacturing Co., Ltd.                          191,900  1,031,163
    Tokyo Tatemono Co., Ltd.                                     628,000  5,895,663
    Tokyo Tekko Co., Ltd.                                         76,000    326,686
    Tokyo Theatres Co., Inc.                                     130,000    217,669
    Tokyo Tomin Bank, Ltd. (The)                                  62,900    674,013
#*  Tokyu Construction Co., Ltd.                                 139,200    817,957
    Tokyu Corp.                                                  290,000  1,974,920
*   Tokyu Fudosan Holdings Corp.                                 586,294  5,759,789
    Tokyu Recreation Co., Ltd.                                    22,819    133,416
    Toli Corp.                                                    66,000    138,802
    Tomato Bank, Ltd.                                            126,000    221,936
    Tomen Devices Corp.                                            3,000     51,405
    Tomen Electronics Corp.                                       18,200    206,520
#   Tomoe Corp.                                                   44,100    225,557
#   Tomoe Engineering Co., Ltd.                                   10,000    159,240
    Tomoegawa Co., Ltd.                                           17,000     30,683
    Tomoku Co., Ltd.                                              94,000    300,065
    TOMONY Holdings, Inc.                                        267,100  1,008,973
    Tomy Co., Ltd.                                               120,400    620,483
    Tonami Holdings Co., Ltd.                                     88,000    192,034
    TonenGeneral Sekiyu KK                                        77,000    715,287
    Toppan Forms Co., Ltd.                                       100,400    936,390
#   Toppan Printing Co., Ltd.                                    565,000  4,462,572
    Topre Corp.                                                   66,100    927,446

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Topy Industries, Ltd.                                          337,000 $   738,670
#   Toray Industries, Inc.                                         325,000   2,030,839
#   Toridoll.corp                                                   15,700     147,822
    Torigoe Co., Ltd. (The)                                         12,500      84,606
#   Torishima Pump Manufacturing Co., Ltd.                          37,200     331,179
    Tose Co., Ltd.                                                   3,800      26,527
#   Tosei Corp.                                                     58,300     467,970
    Toshiba Corp.                                                  664,000   2,822,176
    Toshiba Machine Co., Ltd.                                      219,000   1,132,650
    Toshiba Plant Systems & Services Corp.                          68,000   1,199,816
    Toshiba TEC Corp.                                              223,000   1,373,508
#   Tosho Printing Co., Ltd.                                        75,000     200,978
#   Tosoh Corp.                                                    881,000   3,371,294
    Totetsu Kogyo Co., Ltd.                                         37,000     833,322
#   TOTO, Ltd.                                                     133,000   1,880,919
    Tottori Bank, Ltd. (The)                                        69,000     132,800
*   Touei Housing Corp.                                             23,700     614,855
    Toukei Computer Co., Ltd.                                        3,200      47,077
    Towa Bank, Ltd. (The)                                          559,000     511,253
    Towa Corp.                                                      30,200     173,720
    Towa Pharmaceutical Co., Ltd.                                   23,400   1,170,839
#   Toyo Construction Co., Ltd.                                    110,200     389,370
#   Toyo Corp.                                                      43,200     481,920
#   Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.        58,000     189,368
    Toyo Engineering Corp.                                         201,000     856,454
    Toyo Ink SC Holdings Co., Ltd.                                 344,000   1,753,686
#   Toyo Kanetsu KK                                                218,000     641,112
    Toyo Kohan Co., Ltd.                                            85,000     386,670
    Toyo Machinery & Metal Co., Ltd.                                 1,700       6,728
    Toyo Securities Co., Ltd.                                      120,000     411,036
    Toyo Seikan Group Holdings, Ltd.                               242,600   5,041,941
    Toyo Sugar Refining Co., Ltd.                                   29,000      30,437
#   Toyo Suisan Kaisha, Ltd.                                        43,000   1,367,529
#   Toyo Tanso Co., Ltd.                                            18,800     356,297
    Toyo Tire & Rubber Co., Ltd.                                   336,000   1,963,216
#   Toyo Wharf & Warehouse Co., Ltd.                                95,000     257,421
    Toyobo Co., Ltd.                                             1,498,000   2,878,617
    Toyoda Gosei Co., Ltd.                                          87,900   2,197,900
    Toyota Boshoku Corp.                                            86,800   1,162,610
    Toyota Motor Corp.                                             150,786   9,776,687
#   Toyota Motor Corp. Sponsored ADR                               360,892  46,706,643
    Toyota Tsusho Corp.                                            172,025   4,778,337
    TPR Co., Ltd.                                                   34,000     646,228
    Trancom Co., Ltd.                                                8,700     272,217
    Transcosmos, Inc.                                               40,000     692,132
    Trend Micro, Inc.                                                9,800     364,503
#*  Trend Micro, Inc. Sponsored ADR                                  3,540     132,042
    Trinity Industrial Corp.                                         3,000      12,829
    Trusco Nakayama Corp.                                           34,761     740,074
    TS Tech Co., Ltd.                                               69,200   2,592,602
    TSI Holdings Co., Ltd.                                         167,790   1,185,991
    Tsubakimoto Chain Co.                                          226,000   1,497,227

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Tsubakimoto Kogyo Co., Ltd.                                     24,000 $   64,762
    Tsuchiya Holdings Co., Ltd.                                      1,200      6,568
#*  Tsudakoma Corp.                                                 78,000    127,964
#   Tsugami Corp.                                                  105,000    527,762
#   Tsukamoto Corp. Co., Ltd.                                       37,000     59,848
    Tsukishima Kikai Co., Ltd.                                      38,000    400,169
    Tsukuba Bank, Ltd. (The)                                       153,000    535,037
    Tsukui Corp.                                                    15,100    167,360
#   Tsumura & Co.                                                   46,100  1,448,920
    Tsuruha Holdings, Inc.                                          13,100  1,189,333
    Tsurumi Manufacturing Co., Ltd.                                 25,000    256,122
    Tv Tokyo Holdings Corp.                                          5,900    101,632
    TYK Corp.                                                       34,000     85,277
#   U-Shin, Ltd.                                                    51,500    383,091
#   UACJ Corp.                                                     347,144  1,141,731
    Ube Industries, Ltd.                                         1,940,200  4,016,008
    Uchida Yoko Co., Ltd.                                           85,000    249,393
    UKC Holdings Corp.                                              16,600    330,902
*   Ulvac, Inc.                                                     79,700    815,020
    Unicharm Corp.                                                  11,700    751,478
    Union Tool Co.                                                  18,400    422,956
    Unipres Corp.                                                   67,400  1,360,007
#   United Arrows, Ltd.                                              5,300    228,355
*   Unitika, Ltd.                                                  348,000    213,096
#   Universal Entertainment Corp.                                   21,700    432,147
    UNY Group Holdings Co., Ltd.                                   410,900  2,592,905
*   Usen Corp.                                                      60,440    150,320
    Ushio, Inc.                                                    160,300  2,024,731
#   USS Co., Ltd.                                                   50,200    735,153
    UT Holdings Co., Ltd.                                            7,600     31,169
    Utoc Corp.                                                      18,700     61,836
#   V Technology Co., Ltd.                                              75    198,863
    Valor Co., Ltd.                                                 59,000    851,565
#   Village Vanguard Co., Ltd.                                          85    131,728
    Vital KSK Holdings, Inc.                                        50,585    354,804
    VT Holdings Co., Ltd.                                           11,400    153,433
    Wacoal Holdings Corp.                                          210,000  2,254,985
#   Wacom Co., Ltd.                                                 13,600    101,043
*   Wakachiku Construction Co., Ltd.                               198,000    268,915
*   Wakamoto Pharmaceutical Co., Ltd.                                9,000     24,612
    Wakita & Co., Ltd.                                              69,000    898,509
    Warabeya Nichiyo Co., Ltd.                                      24,100    449,665
    Watabe Wedding Corp.                                             9,400     70,435
#   WATAMI Co., Ltd.                                                16,400    252,079
#   Weathernews, Inc.                                                3,600     77,865
#   Welcia Holdings Co., Ltd.                                        7,800    471,818
#   Wellnet Corp.                                                    6,900     98,204
    West Holdings Corp.                                              6,000    103,331
#   West Japan Railway Co.                                          45,600  2,044,702
    Wood One Co., Ltd.                                              40,000    113,226
    Wowow, Inc.                                                      5,200    199,780
    Xebio Co., Ltd.                                                 45,900    992,533

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Y A C Co., Ltd.                                                 13,500 $   85,662
    Yachiyo Bank, Ltd. (The)                                        25,100    684,704
    Yachiyo Industry Co., Ltd.                                       1,100      7,850
    Yahagi Construction Co., Ltd.                                   35,400    247,942
    Yahoo Japan Corp.                                               91,800    428,313
    Yaizu Suisankagaku Industry Co., Ltd.                            9,800     86,753
    Yakult Honsha Co., Ltd.                                         21,400  1,086,981
    YAMABIKO Corp.                                                  10,235    313,014
#   Yamada Denki Co., Ltd.                                       1,321,600  3,707,070
    Yamagata Bank, Ltd. (The)                                      223,000    928,561
    Yamaguchi Financial Group, Inc.                                386,000  3,637,518
    Yamaha Corp.                                                   229,600  3,428,033
#   Yamaha Motor Co., Ltd.                                         254,400  3,897,025
*   Yamaichi Electronics Co., Ltd.                                  24,100     60,102
    Yamanashi Chuo Bank, Ltd. (The)                                274,000  1,156,843
#   Yamatane Corp.                                                 193,000    362,731
    Yamato Corp.                                                    26,000     94,697
#   Yamato Holdings Co., Ltd.                                      203,000  4,365,692
#   Yamato Kogyo Co., Ltd.                                          51,200  1,897,686
    Yamaya Corp.                                                     5,010     72,169
    Yamazaki Baking Co., Ltd.                                      203,000  2,066,743
    Yamazen Corp.                                                   75,600    479,417
    Yaoko Co., Ltd.                                                  9,600    357,614
#   Yaskawa Electric Corp.                                         128,000  1,657,697
    Yasuda Warehouse Co., Ltd. (The)                                24,300    303,457
    Yellow Hat, Ltd.                                                29,300    533,645
    Yodogawa Steel Works, Ltd.                                     211,000    954,495
    Yokogawa Bridge Holdings Corp.                                  50,000    712,029
#   Yokogawa Electric Corp.                                        184,100  2,405,970
    Yokohama Reito Co., Ltd.                                        76,500    605,479
    Yokohama Rubber Co., Ltd. (The)                                264,000  2,582,336
    Yokowo Co., Ltd.                                                22,200    125,977
    Yomeishu Seizo Co., Ltd.                                         2,000     16,564
    Yondenko Corp.                                                  23,000     81,233
    Yondoshi Holdings, Inc.                                         29,600    398,976
    Yonekyu Corp.                                                      900      7,093
    Yonex Co., Ltd.                                                  9,400     52,124
    Yorozu Corp.                                                    26,000    513,007
    Yuasa Funashoku Co., Ltd.                                        6,000     14,431
    Yuasa Trading Co., Ltd.                                        281,000    567,381
    Yuken Kogyo Co., Ltd.                                           80,000    176,630
    Yuki Gosei Kogyo Co., Ltd.                                      11,000     33,045
    Yurtec Corp.                                                    67,000    217,615
    Yusen Logistics Co., Ltd.                                       32,300    364,676
    Yushin Precision Equipment Co., Ltd.                             8,200    166,260
    Yushiro Chemical Industry Co., Ltd.                             15,100    137,363
    Yutaka Foods Corp.                                               4,000     69,277
    Yutaka Giken Co., Ltd.                                             200      4,697
#   Zappallas, Inc.                                                 11,600     86,208
#   Zenrin Co., Ltd.                                                42,600    448,461
#   Zensho Holdings Co., Ltd.                                       27,700    316,125
#   Zeon Corp.                                                     186,000  2,216,586

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
JAPAN -- (Continued)
#   ZERIA Pharmaceutical Co., Ltd.                                  12,099 $      286,833
                                                                           --------------
TOTAL JAPAN                                                                 1,934,382,905
                                                                           --------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                                         159,499      4,762,131
    Accell Group                                                    29,146        595,066
    Aegon NV(007924103)                                            106,518        847,883
    Aegon NV(5927375)                                            1,890,195     15,040,041
    Akzo Nobel NV                                                  190,989     13,864,726
#   Akzo Nobel NV Sponsored ADR                                     82,551      2,021,674
*   AMG Advanced Metallurgical Group NV                             49,116        548,289
    Amsterdam Commodities NV                                        18,609        414,611
    APERAM                                                          86,093      1,470,862
    Arcadis NV                                                      73,756      2,313,006
    ArcelorMittal(B03XPL1)                                         626,690      9,870,757
#   ArcelorMittal(B295F26)                                         335,321      5,284,659
    ASM International NV                                            86,902      2,854,432
    ASML Holding NV(B929F46)                                        58,212      5,511,958
#   ASML Holding NV(B908F01)                                        40,988      3,879,104
    BE Semiconductor Industries NV                                 114,119      1,240,065
    Beter Bed Holding NV                                            13,418        302,722
    BinckBank NV                                                   119,568      1,150,348
#   Brunel International NV                                         15,375        902,512
    Corbion NV                                                     135,617      3,141,931
    Delta Lloyd NV                                                 350,807      7,437,680
    Exact Holding NV                                                11,827        312,536
    Fugro NV                                                       114,160      7,137,319
#   Gemalto NV                                                      71,209      7,992,467
*   Grontmij                                                        89,101        452,528
    Heijmans NV                                                     36,818        488,382
    Heineken NV                                                     60,448      4,165,300
    Hunter Douglas NV                                                1,366         58,979
*   ING Groep NV                                                   648,397      8,239,640
#*  ING Groep NV Sponsored ADR                                   1,565,969     19,919,125
*   Kardan NV                                                        6,709          3,389
    KAS Bank NV                                                     12,900        174,153
    Kendrion NV                                                     11,258        353,060
    Koninklijke Ahold NV                                           726,192     13,802,396
    Koninklijke Ahold NV Sponsored ADR                              21,680        412,570
#   Koninklijke BAM Groep NV                                       426,086      2,266,130
    Koninklijke Boskalis Westminster NV                             91,815      4,412,860
    Koninklijke DSM NV                                             158,584     11,987,771
*   Koninklijke KPN NV                                             541,821      1,725,075
    Koninklijke Philips NV(5986622)                                572,878     20,245,908
#   Koninklijke Philips NV(500472303)                              328,014     11,614,975
    Koninklijke Ten Cate NV                                         46,757      1,419,632
    Koninklijke Vopak NV                                            65,536      4,030,680
    Koninklijke Wessanen NV                                        167,287        625,807
#   Macintosh Retail Group NV                                       49,262        541,255
    Nederland Apparatenfabriek                                       3,562        140,724
    Nutreco NV                                                     117,509      5,744,492
*   Ordina NV                                                      148,662        259,464

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
NETHERLANDS -- (Continued)
*   PostNL NV                                                      553,845 $  2,894,020
    Randstad Holding NV                                            183,458   11,298,924
    Reed Elsevier NV                                                60,701    1,220,368
    Reed Elsevier NV Sponsored ADR                                  45,688    1,838,942
#*  Royal Imtech NV                                                 96,672      284,471
*   SBM Offshore NV                                                288,505    6,038,549
    Sligro Food Group NV                                            21,798      816,400
#*  SNS REAAL NV                                                   262,485           --
    Telegraaf Media Groep NV                                        22,200      289,595
    TKH Group NV                                                    54,173    1,730,643
    TNT Express NV                                                 513,134    4,730,835
#*  TomTom NV                                                      260,467    2,011,142
    Unilever NV                                                    181,970    7,214,279
    Unit4 NV                                                        40,586    1,909,461
    USG People NV                                                  126,286    1,669,391
    Wolters Kluwer NV                                              261,143    7,074,580
    Ziggo NV                                                       120,289    5,156,691
                                                                           ------------
TOTAL NETHERLANDS                                                           268,159,365
                                                                           ------------
NEW ZEALAND -- (0.2%)
#*  A2 Corp., Ltd.                                                  22,506       12,678
    Abano Healthcare Group, Ltd.                                    13,023       73,645
#   Air New Zealand, Ltd.                                          581,507      773,596
#   Auckland International Airport, Ltd.                         1,567,786    4,438,140
#*  Bathurst Resources New Zealand, Ltd.                           558,054      102,769
    Chorus, Ltd.                                                   118,724      259,843
    Chorus, Ltd. ADR                                                10,487      113,994
    Contact Energy, Ltd.                                           509,537    2,209,565
#*  Diligent Board Member SVCS                                       5,821       21,051
    Ebos Group, Ltd.                                                32,370      259,303
#   Fisher & Paykel Healthcare Corp., Ltd.                         401,022    1,219,619
#   Fletcher Building, Ltd.(6341606)                               449,161    3,706,730
#   Fletcher Building, Ltd.(6341617)                                96,640      793,452
    Freightways, Ltd.                                               97,810      353,066
    Hallenstein Glasson Holdings, Ltd.                              16,145       65,706
    Heartland New Zealand, Ltd.                                     12,825        8,887
    Infratil, Ltd.                                                 506,862    1,046,616
    Kathmandu Holdings, Ltd.                                         9,174       29,444
    Mainfreight, Ltd.                                               54,302      520,261
    Michael Hill International, Ltd.                                72,300       91,348
    New Zealand Oil & Gas, Ltd.                                    416,158      288,755
    New Zealand Refining Co., Ltd. (The)                            66,827      124,228
#   Nuplex Industries, Ltd.                                        244,390      706,439
    NZX, Ltd.                                                       71,242       74,209
    PGG Wrightson, Ltd.                                            151,904       51,472
*   Pike River Coal, Ltd.                                          224,242           --
    Port of Tauranga, Ltd.                                          76,138      867,426
*   Pumpkin Patch, Ltd.                                             37,217       30,428
    Restaurant Brands New Zealand, Ltd.                            145,276      357,346
*   Rubicon, Ltd.                                                   64,229       18,881
    Ryman Healthcare, Ltd.                                         202,195    1,260,425
    Sanford Ltd.                                                    31,342      118,221

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
NEW ZEALAND -- (Continued)
    Skellerup Holdings, Ltd.                                      20,500 $    28,766
    Sky Network Television, Ltd.                                 272,318   1,394,629
#   SKYCITY Entertainment Group, Ltd.                            483,823   1,553,837
    Steel & Tube Holdings, Ltd.                                   25,952      68,085
#   Telecom Corp. of New Zealand, Ltd.                           546,370   1,060,203
    Tourism Holdings, Ltd.                                        23,932      15,811
    Tower, Ltd.                                                  219,128     335,009
    Trade Me, Ltd.                                                48,302     179,480
#   TrustPower, Ltd.                                              75,810     432,075
    Vector, Ltd.                                                 261,830     564,296
    Warehouse Group, Ltd. (The)                                   65,062     197,778
*   Xero, Ltd.                                                     3,973      91,846
                                                                         -----------
TOTAL NEW ZEALAND                                                         25,919,358
                                                                         -----------
NORWAY -- (0.9%)
#   ABG Sundal Collier Holding ASA                               454,248     354,683
*   Agasti Holding ASA                                            49,859      14,343
    Aker ASA Class A                                              39,331   1,239,090
    Aker Solutions ASA                                            63,654     879,418
*   Algeta ASA                                                    20,664     818,858
*   American Shipping ASA                                            767       4,349
*   Archer, Ltd.                                                 174,932     159,008
    Atea ASA                                                     114,748   1,271,509
    Austevoll Seafood ASA                                        153,422     952,559
    Bakkafrost P/F                                                11,749     165,074
#*  Bionor Pharma ASA                                             71,347      33,684
    Bonheur ASA                                                   16,775     383,458
    BW Offshore, Ltd.                                            630,020     862,232
*   BWG Homes ASA                                                107,699     200,129
#   Cermaq ASA                                                    96,146   1,703,910
*   Deep Sea Supply PLC                                          153,765     290,390
#*  Det Norske Oljeselskap ASA                                    41,571     591,553
    DNB ASA                                                      554,955   9,837,415
*   DNO International ASA                                        662,209   1,871,365
*   DOF ASA                                                       67,981     318,783
#   Ekornes ASA                                                   24,912     405,230
#*  Electromagnetic GeoServices A.S.                              67,978      78,472
    Eltek ASA                                                    321,422     378,305
    Evry ASA                                                      62,231     101,236
    Farstad Shipping ASA                                           7,858     178,427
    Fred Olsen Energy ASA                                         24,005   1,008,778
#*  Frontline, Ltd.                                               75,011     159,406
#   Ganger Rolf ASA                                               27,673     621,114
    Gjensidige Forsikring ASA                                    120,786   2,254,500
    Golar LNG, Ltd.                                               19,800     735,174
#   Golden Ocean Group Ltd.                                      619,837     934,034
*   Grieg Seafood ASA                                             62,647     195,848
*   Havila Shipping ASA                                            3,252      19,037
#   Hexagon Composites ASA                                         3,508      10,900
*   Hoegh LNG Holdings Ltd                                        24,208     186,307
*   Hurtigruten ASA                                              296,272     113,149
*   InterOil Exploration and Production ASA                       79,854      29,888

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
NORWAY -- (Continued)
*   Kongsberg Automotive Holding ASA                               831,580 $   641,472
#   Kongsberg Gruppen A.S.                                          26,131     544,599
#   Kvaerner ASA                                                   279,574     455,453
    Leroey Seafood Group ASA                                        26,755     826,775
#   Marine Harvest ASA                                           3,563,997   4,178,377
#*  Nordic Semiconductor ASA                                       281,940   1,194,793
#   Norsk Hydro ASA                                                957,854   4,274,682
    Norsk Hydro ASA Sponsored ADR                                   50,900     225,996
#*  Norske Skogindustrier ASA                                      300,220     163,940
    Northern Offshore, Ltd.                                         34,847      54,271
#*  Norwegian Air Shuttle A.S.                                      36,394   1,494,103
#*  Norwegian Energy Co. A.S.                                      424,931      21,395
*   Odfjell SE Class A                                              41,255     295,870
    Olav Thon Eindom A.S.                                              553      93,808
#   Opera Software ASA                                              44,044     533,085
    Orkla ASA                                                      668,541   5,419,310
#*  Panoro Energy ASA                                              463,586     245,663
    Petroleum Geo-Services ASA                                     182,752   2,216,431
*   PhotoCure ASA                                                    4,035      24,265
    Prosafe SE                                                      92,069     789,117
*   Q-Free ASA                                                      66,600     181,565
*   REC Silicon ASA                                              2,794,064   1,391,320
#*  REC Solar AS                                                    47,098     601,280
*   Salmar ASA                                                      35,567     435,739
    Schibsted ASA                                                   24,221   1,480,201
    Seadrill, Ltd.                                                  75,524   3,493,304
*   Sevan Drilling A.S.                                            390,530     372,529
*   Sevan Marine ASA                                                66,506     296,218
*   Siem Offshore, Inc.                                            222,158     361,788
    Solstad Offshore ASA                                             6,708     133,056
#*  Songa Offshore                                                 267,146     251,867
    SpareBank 1 SMN                                                105,213     886,681
    SpareBank 1 SR Bank ASA                                         55,576     499,457
    Statoil ASA                                                     87,099   2,060,867
    Statoil ASA Sponsored ADR                                      380,607   8,993,743
    Stolt-Nielsen, Ltd.                                             27,883     789,474
*   Storebrand ASA                                                 670,927   4,338,540
    Subsea 7 SA                                                    283,539   5,996,216
    Telenor ASA                                                    145,545   3,497,100
    TGS Nopec Geophysical Co. ASA                                   61,850   1,701,100
    Tomra Systems ASA                                              153,423   1,404,712
    TTS Group ASA                                                   11,319      12,535
    Veidekke ASA                                                    50,500     411,273
#   Veripos, Inc.                                                   21,707     106,899
    Wilh Wilhelmsen ASA                                             41,383     384,173
    Wilh Wilhelmsen Holding ASA Class A                             19,944     610,558
#   Yara International ASA                                         125,846   5,419,850
                                                                           -----------
TOTAL NORWAY                                                                99,167,065
                                                                           -----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                  209,662     680,507
#*  Banco BPI SA                                                   769,751   1,218,839

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
PORTUGAL -- (Continued)
#*  Banco Comercial Portugues SA                                 16,266,993 $ 2,425,760
*   Banco Espirito Santo SA                                       3,375,184   4,434,909
#   Cimpor Cimentos de Portugal SGPS SA                               9,432      34,517
    Corticeira Amorim SGPS SA                                       169,781     471,070
    EDP - Energias de Portugal SA                                   596,077   2,194,171
#   EDP - Energias de Portugal SA Sponsored ADR                       7,202     265,178
*   EDP Renovaveis SA                                               394,064   2,166,411
    Galp Energia SGPS SA                                            117,305   1,986,373
*   Impresa SGPS SA                                                  49,210      61,203
    Jeronimo Martins SGPS SA                                         62,423   1,149,615
    Mota-Engil SGPS SA                                              149,762     686,418
#   Novabase SGPS SA                                                 12,258      48,087
    Portucel SA                                                     334,984   1,288,937
#   Portugal Telecom SGPS SA                                        953,354   4,297,248
    REN - Redes Energeticas Nacionais SGPS SA                       238,989     717,073
    Semapa-Sociedade de Investimento e Gestao                       103,153   1,013,669
    Sonae                                                         1,555,284   2,246,413
*   Sonae Industria SGPS SA                                         132,969     108,577
    Sonaecom - SGPS SA                                              253,596     822,280
    Teixeira Duarte SA                                              158,418     156,461
#   ZON OPTIMUS SGPS SA                                             154,464   1,059,496
                                                                            -----------
TOTAL PORTUGAL                                                               29,533,212
                                                                            -----------
RUSSIA -- (0.0%)
#*  Alliance Oil Co., Ltd.                                           32,625     289,979
                                                                            -----------
SINGAPORE -- (1.3%)
*   Abterra, Ltd.                                                   189,000      83,046
#   Amara Holdings, Ltd.                                            248,000     110,656
    Amtek Engineering, Ltd.                                         320,000     123,466
    Armstrong Industrial Corp., Ltd.                                390,000     125,619
    ASL Marine Holdings, Ltd.                                       282,800     151,211
#   Ausgroup, Ltd.                                                1,048,939     249,220
    Baker Technology, Ltd.                                          259,000      54,141
    Banyan Tree Holdings, Ltd.                                      409,000     222,454
#   Biosensors International Group, Ltd.                          1,634,901   1,236,178
    Bonvests Holdings, Ltd.                                          51,600      48,572
    Boustead Singapore, Ltd.                                        365,000     442,217
    Breadtalk Group, Ltd.                                            93,000      68,901
*   Broadway Industrial Group, Ltd.                                 520,000      94,169
    Bukit Sembawang Estates, Ltd.                                   125,000     618,510
#   Bund Center Investment, Ltd.                                  1,264,000     207,933
    CapitaLand, Ltd.                                              2,419,500   6,062,036
    CH Offshore, Ltd.                                               330,000     112,678
*   China Auto Corp., Ltd.                                           22,000         567
    China Aviation Oil Singapore Corp., Ltd.                        279,000     208,840
#   China Merchants Holdings Pacific, Ltd.                          148,000     101,265
#   Chip Eng Seng Corp., Ltd.                                     1,141,000     646,778
    City Developments, Ltd.                                         435,000   3,600,602
    Cityspring Infrastructure Trust                                  92,000      35,524
    ComfortDelGro Corp., Ltd.                                     1,427,169   2,203,796
#   Cosco Corp. Singapore, Ltd.                                   1,680,000   1,059,067

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SINGAPORE -- (Continued)
    Creative Technology, Ltd.                                        2,120 $     3,768
    CSC Holdings, Ltd.                                             396,000      32,256
    CSE Global, Ltd.                                               748,000     568,228
#   CWT, Ltd.                                                      335,000     374,645
    DBS Group Holdings, Ltd.                                       846,655  11,414,152
*   Delong Holdings, Ltd.                                          207,200      59,849
    DMX Technologies Group, Ltd.                                   256,000      45,245
#   Dyna-Mac Holdings, Ltd.                                        415,000     133,452
    Elec & Eltek International Co., Ltd.                            20,000      39,197
    Eu Yan Sang International, Ltd.                                 44,400      26,777
*   euNetworks Group, Ltd.                                          41,380      25,817
    Ezion Holdings, Ltd.                                            49,000      88,193
#*  Ezra Holdings, Ltd.                                          1,409,000   1,518,550
    Falcon Energy Group, Ltd.                                      572,000     178,823
    Far East Orchard, Ltd.                                         255,401     402,623
    First Resources, Ltd.                                          525,000     823,684
    FJ Benjamin Holdings, Ltd.                                     527,000     103,778
    Food Empire Holdings, Ltd.                                     144,800      76,900
    Fragrance Group, Ltd.                                        1,448,000     238,933
    Freight Links Express Holdings, Ltd.                         2,818,510     242,639
*   Gallant Venture, Ltd.                                        1,140,000     251,823
#   Genting Singapore P.L.C.                                       880,000   1,076,681
*   Global Yellow Pages, Ltd.                                       29,000       2,149
    GMG Global, Ltd.                                             5,413,000     439,999
    Golden Agri-Resources, Ltd.                                  7,923,569   3,825,989
#   Goodpack, Ltd.                                                 338,000     521,011
    GP Batteries International, Ltd.                                50,000      32,234
    GP Industries, Ltd.                                            174,000      71,396
    Great Eastern Holdings, Ltd.                                    18,000     262,282
#   GuocoLand, Ltd.                                                425,221     769,882
#   GuocoLeisure, Ltd.                                             560,000     371,472
#*  Healthway Medical Corp., Ltd.                                2,362,133     127,434
    HG Metal Manufacturing, Ltd.                                   300,000      19,041
    Hi-P International, Ltd.                                       525,000     255,456
    Hiap Hoe, Ltd.                                                 128,000      83,329
    Hiap Seng Engineering, Ltd.                                    120,000      25,597
    Ho Bee Land, Ltd.                                              420,000     695,383
    Hong Fok Corp., Ltd.                                           581,080     334,204
    Hong Leong Asia, Ltd.                                          216,000     252,842
    Hongkong Land Holdings, Ltd.                                   159,000     977,876
    Hotel Grand Central, Ltd.                                      133,492     113,752
#   Hotel Properties, Ltd.                                         381,000     962,574
    Hour Glass, Ltd. (The)                                          50,000      68,036
    HTL International Holdings, Ltd.                               328,000      84,391
*   Huan Hsin Holdings, Ltd.                                        67,000       1,996
    HupSteel, Ltd.                                                 145,000      25,729
    Hutchison Port Holdings Trust                                1,189,000     867,720
    Hwa Hong Corp., Ltd.                                           280,000      69,842
#   Hyflux, Ltd.                                                   527,000     491,456
#   Indofood Agri Resources, Ltd.                                  798,000     584,158
    InnoTek, Ltd.                                                   87,000      23,859
#*  International Healthway Corp., Ltd.                            129,620      37,635

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
SINGAPORE -- (Continued)
*   Interra Resources, Ltd.                                        365,000 $  118,944
#   IPC Corp., Ltd.                                                974,000    120,455
    Jardine Cycle & Carriage, Ltd.                                  35,838  1,056,175
    Jaya Holdings, Ltd.                                            395,000    217,627
#*  Jiutian Chemical Group, Ltd.                                 2,526,000    178,514
*   Jurong Technologies Industrial Corp., Ltd.                     213,200         --
    K-Green Trust                                                  170,400    140,553
    K1 Ventures, Ltd.                                            1,011,000    148,326
    Keppel Corp., Ltd.                                             292,200  2,549,828
    Keppel Land, Ltd.                                              883,000  2,632,448
#   Keppel Telecommunications & Transportation, Ltd.               139,000    174,330
    Koh Brothers Group, Ltd.                                       193,000     45,849
    LC Development, Ltd.                                           719,400     89,123
    Lee Kim Tah Holdings, Ltd.                                      60,000     43,612
*   Li Heng Chemical Fibre Technologies, Ltd.                    1,245,000    123,558
    Lian Beng Group, Ltd.                                          857,000    382,584
    Low Keng Huat Singapore, Ltd.                                  293,000    161,579
    Lum Chang Holdings, Ltd.                                       160,000     45,083
    M1, Ltd.                                                       219,000    600,134
*   Manhattan Resources, Ltd.                                      178,000     47,894
    Marco Polo Marine, Ltd.                                        269,000     81,030
#   Memstar Technology, Ltd.                                     1,337,000     89,237
*   Mercator Lines Singapore, Ltd.                                  12,000      1,058
    Mermaid Maritime PCL                                            34,000      8,889
#   Mewah International, Inc.                                      604,000    233,619
    Midas Holdings, Ltd.                                         2,395,000    961,654
#   Nam Cheong Ltd                                               1,573,000    361,005
#*  Neptune Orient Lines, Ltd.                                   1,943,000  1,654,988
    Noble Group, Ltd.                                            4,845,000  4,003,022
    NSL, Ltd.                                                       75,000     86,349
#*  Oceanus Group, Ltd.                                          4,001,000     48,127
    OKP Holdings, Ltd.                                              14,000      4,047
#   Olam International, Ltd.                                     2,637,809  3,263,377
#   OSIM International, Ltd.                                       226,000    383,770
*   Otto Marine, Ltd.                                            1,213,500     51,583
#   OUE, Ltd.                                                      492,000    957,698
    Oversea-Chinese Banking Corp., Ltd.                          1,038,084  8,684,077
    Pan-United Corp., Ltd.                                         222,000    172,076
    Petra Foods, Ltd.                                              114,000    325,989
    Popular Holdings, Ltd.                                         590,000    121,202
#   QAF, Ltd.                                                      298,092    201,400
*   Raffles Education Corp., Ltd.                                1,070,667    258,518
    Raffles Medical Group, Ltd.                                    106,590    273,705
    Rotary Engineering, Ltd.                                       444,000    230,403
*   S I2I, Ltd.                                                  4,170,000     60,328
    San Teh, Ltd.                                                  140,400     35,111
*   Sapphire Corp., Ltd.                                           460,000     41,455
#   SATS, Ltd.                                                     681,392  1,864,211
    SBS Transit, Ltd.                                               54,000     55,853
    See Hup Seng, Ltd.                                             585,000    140,797
    SembCorp Industries, Ltd.                                      404,000  1,727,270
#   SembCorp Marine, Ltd.                                          179,800    650,444

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SINGAPORE -- (Continued)
    Sheng Siong Group, Ltd.                                        260,000 $    129,577
    SIA Engineering Co., Ltd.                                       93,000      377,813
    Sim Lian Group, Ltd.                                           206,794      148,989
    Sinarmas Land, Ltd.                                          2,704,000    1,194,595
    Sing Holdings, Ltd.                                            263,000       93,203
    Singapore Airlines, Ltd.                                       679,400    5,699,067
    Singapore Exchange, Ltd.                                       172,000    1,014,738
    Singapore Land, Ltd.                                           130,143      908,545
    Singapore Post, Ltd.                                           839,216      884,683
#   Singapore Press Holdings, Ltd.                                 537,000    1,836,910
    Singapore Reinsurance Corp., Ltd.                               55,000       11,228
    Singapore Shipping Corp., Ltd.                                 137,000       23,189
    Singapore Technologies Engineering, Ltd.                       321,000    1,088,447
    Singapore Telecommunications, Ltd.                           1,487,350    4,516,755
#*  Sino Grandness Food Industry Group, Ltd.                       544,000      312,791
#   SMRT Corp., Ltd.                                               490,000      512,462
    Stamford Land Corp., Ltd.                                      864,000      396,054
    StarHub, Ltd.                                                  172,710      617,571
    Sunningdale Tech, Ltd.                                       1,184,000      120,806
*   SunVic Chemical Holdings, Ltd.                                 482,000      168,743
    Super Group, Ltd.                                              263,000      889,260
#   Swiber Holdings, Ltd.                                        1,045,000      526,061
#   Tat Hong Holdings, Ltd.                                        467,000      350,864
    Thakral Corp., Ltd.                                            793,000       18,530
    Tiong Woon Corp. Holding, Ltd.                                 465,750      121,494
*   Triyards holdings, Ltd.                                        113,399       61,940
    Tuan Sing Holdings, Ltd.                                     1,339,318      344,974
    UMS Holdings, Ltd.                                             413,000      184,632
    United Engineers, Ltd.                                         795,304    1,184,303
#   United Envirotech, Ltd.                                        608,000      408,085
    United Industrial Corp., Ltd.                                  704,000    1,738,598
    United Overseas Bank, Ltd.                                     489,655    8,200,059
    UOB-Kay Hian Holdings, Ltd.                                    481,000      643,466
    UOL Group, Ltd.                                                671,000    3,551,509
#   UPP Holdings, Ltd.                                             610,000      129,710
*   Vard Holdings, Ltd.                                            945,000      667,826
    Venture Corp., Ltd.                                            472,000    2,955,846
#   Wee Hur Holdings, Ltd.                                         549,000      141,523
    Wheelock Properties Singapore, Ltd.                            334,347      457,533
    Wilmar International, Ltd.                                   1,084,000    3,015,189
    Wing Tai Holdings, Ltd.                                        764,124    1,356,724
#*  Xpress Holdings, Ltd.                                          474,000        9,145
#   Yeo Hiap Seng, Ltd.                                             63,135      129,370
    YHI International, Ltd.                                         96,000       20,666
#   Yongnam Holdings, Ltd.                                       2,156,000      416,640
                                                                           ------------
TOTAL SINGAPORE                                                             131,481,204
                                                                           ------------
SPAIN -- (2.3%)
#   Abengoa SA                                                      54,815      169,428
    Abengoa SA Class B                                             247,089      598,321
    Abertis Infraestructuras SA                                    121,228    2,597,310
#   Acciona SA                                                      39,614    2,511,222

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SPAIN -- (Continued)
#   Acerinox SA                                                    155,377 $ 2,048,114
    ACS Actividades de Construccion y Servicios SA                 113,314   3,717,278
    Adveo Group International SA                                     6,291     117,628
#   Almirall SA                                                     94,442   1,411,226
    Amadeus IT Holding SA Class A                                   90,597   3,361,356
    Atresmedia Corporacion de Medi                                  80,233   1,340,449
*   Azkoyen SA                                                      14,561      38,214
    Banco Bilbao Vizcaya Argentaria SA                           1,349,297  15,769,115
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR               918,486  10,727,916
#   Banco de Sabadell SA                                         4,198,655  10,758,229
*   Banco Popular Espanol SA                                     2,032,797  11,530,770
    Banco Santander SA                                           3,256,138  28,866,513
#   Banco Santander SA Sponsored ADR                             2,364,383  21,066,653
*   Bankia SA                                                      298,636     445,583
    Bankinter SA                                                   798,868   4,870,795
*   Baron de Ley                                                     2,832     240,040
    Bolsas y Mercados Espanoles SA                                  45,423   1,698,380
#   CaixaBank                                                    1,411,036   7,313,614
*   Caja de Ahorros del Mediterraneo                                21,176          --
#*  Campofrio Food Group SA                                         30,696     245,802
#*  Cementos Portland Valderrivas SA                                22,382     206,825
    Cie Automotive SA                                               42,476     460,755
#*  Codere SA                                                        6,452      12,506
    Construcciones y Auxiliar de Ferrocarriles SA                    3,056   1,586,792
*   Deoleo SA                                                      700,772     399,023
    Dinamia Capital Privado Sociedad de Capital Riesgo SA            4,887      44,240
    Distribuidora Internacional de Alimentacion SA                 241,145   2,198,512
*   Dogi International Fabrics SA                                   13,276          --
    Duro Felguera SA                                                35,242     230,617
    Ebro Foods SA                                                  134,477   3,033,473
    Elecnor SA                                                       8,758     128,173
#   Enagas SA                                                      192,529   5,140,534
    Ence Energia y Celulosa SA                                     257,736   1,035,115
#*  Ercros SA                                                      127,395      97,010
#   Faes Farma SA                                                  138,313     496,981
#   Ferrovial SA                                                   237,937   4,535,495
    Fluidra SA                                                       3,062      10,462
*   Fomento de Construcciones y Contratas SA                        74,537   1,715,031
*   Gamesa Corp. Tecnologica SA                                    403,444   3,896,092
    Gas Natural SDG SA                                             229,272   5,407,645
    Grifols SA                                                      57,779   2,368,156
    Grupo Catalana Occidente SA                                     56,170   1,900,338
#*  Grupo Ezentis SA                                               382,628     213,790
    Iberdrola SA                                                 2,883,312  18,098,103
    Iberpapel Gestion SA                                             4,081      84,679
#   Inditex SA                                                      19,374   3,181,964
#   Indra Sistemas SA                                              152,928   2,521,907
*   Inmobiliaria Colonial SA                                         1,392       2,288
*   Jazztel P.L.C.                                                 172,002   1,883,909
    Laboratorios Farmaceuticos Rovi SA                               4,530      54,501
    Mapfre SA                                                      540,209   2,169,310
*   Mediaset Espana Comunicacion SA                                255,714   3,120,807

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
SPAIN -- (Continued)
#   Melia Hotels International SA                                 81,629 $    924,196
    Miquel y Costas & Miquel SA                                   13,101      506,246
*   Natra SA                                                      12,660       38,534
#*  NH Hoteles SA                                                229,178    1,196,113
    Obrascon Huarte Lain SA                                       62,832    2,631,683
    Papeles y Cartones de Europa SA                               73,181      392,368
*   Pescanova SA                                                  22,953           --
    Prim SA                                                        5,102       39,257
#*  Promotora de Informaciones SA Class A                        351,998      178,661
    Prosegur Cia de Seguridad SA                                 128,876      764,639
#*  Realia Business SA                                           136,722      148,107
    Red Electrica Corp. SA                                        71,175    4,431,686
    Repsol SA                                                    226,027    6,059,967
    Repsol SA Sponsored ADR                                      274,321    7,335,344
*   Sacyr SA                                                     481,719    2,592,560
*   Sociedad Nacional de Industrias Apicaciones Celulosa
    Espanola SA                                                   56,486       15,032
*   Solaria Energia y Medio Ambiente SA                           34,875       38,340
#   Tecnicas Reunidas SA                                          20,820    1,071,645
*   Telecomunicaciones y Energia                                  33,041       57,461
*   Telefonica SA                                                301,003    5,297,445
#*  Telefonica SA Sponsored ADR                                  229,616    4,011,391
#   Tubacex SA                                                   180,387      694,465
    Tubos Reunidos SA                                            146,716      365,588
#   Vidrala SA                                                    20,337      870,708
    Viscofan SA                                                   35,568    1,886,735
*   Vocento SA                                                    34,637       69,430
#   Zardoya Otis SA                                               59,482    1,034,784
*   Zeltia SA                                                    145,148      500,075
                                                                         ------------
TOTAL SPAIN                                                               240,831,449
                                                                         ------------
SWEDEN -- (2.8%)
    AarhusKarlshamn AB                                            36,111    2,136,452
    Acando AB                                                     79,449      155,871
*   Active Biotech AB                                              4,667       51,789
    AddTech AB Class B                                             3,728      169,967
    AF AB Class B                                                 58,150    1,836,990
    Alfa Laval AB                                                 62,191    1,418,625
*   Arise AB                                                       1,101        4,032
    Assa Abloy AB Class B                                        101,152    5,018,871
    Atlas Copco AB Class A                                        56,426    1,563,401
    Atlas Copco AB Class B                                        30,156      749,337
    Atrium Ljungberg AB Class B                                    4,423       60,289
    Avanza Bank Holding AB                                         8,968      288,337
    Axfood AB                                                     14,804      765,579
#   Axis Communications AB                                        21,808      752,540
    B&B Tools AB Class B                                          30,869      423,086
#*  BE Group AB                                                   67,268      117,692
    Beijer AB G&L Class B                                          6,430      134,805
#   Beijer Alma AB                                                11,726      306,213
    Beijer Electronics AB                                          2,424       25,515
    Betsson AB                                                    19,508      612,862
    Bilia AB Class A                                              37,732      913,745

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWEDEN -- (Continued)
    BillerudKorsnas AB                                           308,873 $3,623,518
    BioGaia AB Class B                                             8,331    283,771
    Biotage AB                                                    44,000     68,519
#   Bjoern Borg AB                                                24,143    107,491
    Boliden AB                                                   519,312  7,375,793
    Bure Equity AB                                               113,957    440,365
    Byggmax Group AB                                              45,673    343,327
    Castellum AB                                                 182,104  2,796,163
    Catena AB                                                        500      7,915
    Cision AB                                                      4,601     23,160
#   Clas Ohlson AB Class B                                        56,986    897,372
#*  Cloetta AB Class B                                            14,784     46,218
    Concentric AB                                                 86,653    891,304
    Concordia Maritime AB Class B                                 30,791     54,723
    Connecta AB                                                    3,879     23,320
*   CyberCom Group AB                                             79,025     28,907
#   Dios Fastigheter AB                                           45,450    293,117
    Doro AB                                                       39,848    290,075
    Duni AB                                                       40,482    455,797
    Electrolux AB Series B                                       256,930  6,337,164
#   Elekta AB Class B                                            174,063  2,570,761
    Enea AB                                                       26,784    224,011
#*  Eniro AB                                                     231,820  1,007,194
    Fabege AB                                                    156,867  1,804,911
    Fagerhult AB                                                   2,628     80,611
*   Fastighets AB Balder                                          64,093    565,380
    FinnvedenBulten AB                                             3,242     20,964
    Getinge AB Class B                                           141,830  4,493,200
    Gunnebo AB                                                    84,632    486,006
    Haldex AB                                                     90,384    654,577
    Hennes & Mauritz AB Class B                                   90,120  3,894,250
    Hexagon AB Class B                                           277,885  8,332,328
#   Hexpol AB                                                     36,835  2,767,541
#   HIQ International AB                                         100,513    582,540
#   Holmen AB Class B                                            108,177  3,593,320
    Hufvudstaden AB Class A                                       70,229    919,210
    Husqvarna AB Class A                                         102,374    600,951
    Husqvarna AB Class B                                         642,017  3,772,178
*   ICA Gruppen AB                                               120,279  3,635,123
    Industrial & Financial Systems Class B                        33,452    768,314
    Indutrade AB                                                   9,044    353,672
    Intrum Justitia AB                                            90,784  2,413,889
#   JM AB                                                        118,006  3,361,669
*   KappAhl AB                                                    97,281    575,180
    Klovern AB                                                    91,294    404,935
#   KNOW IT AB                                                    27,286    232,115
    Kungsleden AB                                                188,740  1,386,306
    Lagercrantz AB Class B                                        28,386    492,776
*   Lindab International AB                                      127,818  1,244,482
    Loomis AB Class B                                            101,564  2,434,569
*   Lundin Petroleum AB                                          132,873  2,738,276
    Meda AB Class A                                              452,775  5,080,807

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SWEDEN -- (Continued)
#*  Medivir AB Class B                                              45,238 $   592,033
#   Mekonomen AB                                                    15,098     497,870
*   Micronic Mydata AB                                             119,447     239,594
    Millicom International Cellular SA                              16,656   1,536,625
#   Modern Times Group AB Class B                                   38,861   2,119,690
    MQ Holding AB                                                    5,078      14,088
    NCC AB Class A                                                   6,687     208,910
    NCC AB Class B                                                 141,952   4,366,343
    Net Entertainment NE AB Class B                                 18,106     350,359
*   Net Insight AB Class B                                         379,646      80,190
#   New Wave Group AB Class B                                      111,042     630,771
    Nibe Industrier AB Class B                                      90,932   1,743,421
    Nobia AB                                                       245,927   2,140,875
    Nolato AB Class B                                               35,890     732,370
    Nordea Bank AB                                               1,635,765  20,923,901
    Nordnet AB Class B                                             146,854     627,139
*   Northland Resources SA                                               1           1
    OEM International AB Class B                                     9,300     107,575
*   Orexo AB                                                        15,326     306,997
    Oriflame Cosmetics SA                                            1,062      33,514
#*  PA Resources AB                                                 10,516      16,228
#   Peab AB                                                        354,866   2,086,518
#   Pricer AB Class B                                              171,573     192,881
#   Proact IT Group AB                                               5,666      61,875
#   Proffice AB Class B                                             99,233     377,905
#   Ratos AB Class B                                               287,247   2,485,813
#*  RaySearch Laboratories AB                                       24,042      96,130
    ReadSoft AB Class B                                             26,206      79,336
*   Rederi AB Transatlantic                                         19,360      19,873
*   Rezidor Hotel Group AB                                         113,467     645,701
*   rnb Retail and Brands AB                                        18,260      33,571
    Saab AB Class B                                                 90,624   1,814,162
    Sagax AB Class B                                                 3,620      13,225
    Sandvik AB                                                     193,513   2,614,756
*   SAS AB                                                         276,654     827,798
    Scania AB Class B                                              101,103   2,026,438
    Securitas AB Class B                                           369,531   4,213,742
    Semcon AB                                                       24,854     270,689
#   Sintercast AB                                                    2,200      24,470
    Skandinaviska Enskilda Banken AB                                 9,106     102,866
    Skandinaviska Enskilda Banken AB Class A                     1,045,875  12,649,922
    Skanska AB Class B                                             517,701   9,967,963
    SKF AB Class A                                                   5,419     143,267
    SKF AB Class B                                                 138,360   3,660,912
    SkiStar AB                                                      28,003     373,601
#   SSAB AB Class A                                                276,678   1,820,137
    SSAB AB Class B                                                141,027     795,678
    Svenska Cellulosa AB Class A                                    18,540     523,953
    Svenska Cellulosa AB Class B                                   528,401  14,980,802
    Svenska Handelsbanken AB Class A                               283,949  12,842,035
    Svenska Handelsbanken AB Class B                                 5,937     256,962
    Sweco AB Class B                                                23,609     298,239

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SWEDEN -- (Continued)
    Swedbank AB Class A                                            515,348 $ 13,412,612
#   Swedish Match AB                                               143,729    4,739,155
*   Swedish Orphan Biovitrum AB                                    228,166    2,180,872
    Systemair AB                                                     2,908       51,175
    Tele2 AB Class B                                               604,419    7,285,311
    Telefonaktiebolaget LM Ericsson Class A                         47,019      530,937
    Telefonaktiebolaget LM Ericsson Class B                        864,965   10,346,031
    Telefonaktiebolaget LM Ericsson Sponsored ADR                  650,060    7,794,219
    TeliaSonera AB                                               1,211,684   10,019,403
*   TradeDoubler AB                                                 63,660      175,854
*   Transcom WorldWide SA                                          219,187       43,613
#   Transmode AB                                                     1,153       19,061
    Trelleborg AB Class B                                          398,768    7,524,615
    Unibet Group P.L.C.                                             38,077    1,527,514
    Vitrolife AB                                                    15,218      186,242
    Volvo AB Class A                                               171,557    2,204,466
    Volvo AB Class B                                               439,474    5,640,607
    Volvo AB Sponsored ADR                                          70,300      902,652
    Wallenstam AB Class B                                          100,390    1,392,101
    Wihlborgs Fastigheter AB                                        83,778    1,444,974
                                                                           ------------
TOTAL SWEDEN                                                                294,377,191
                                                                           ------------
SWITZERLAND -- (6.4%)
    ABB, Ltd.                                                    1,199,336   30,556,144
#   ABB, Ltd. Sponsored ADR                                        450,592   11,476,578
*   Acino Holding AG                                                 7,683      973,404
    Actelion, Ltd.                                                  83,305    6,445,353
    Adecco SA                                                      177,038   13,055,442
*   Advanced Digital Broadcast Holdings SA                           3,871       72,044
*   AFG Arbonia-Forster Holding AG                                  27,792      963,314
    Allreal Holding AG                                              23,861    3,280,582
    Alpiq Holding AG                                                 2,574      339,956
    ALSO Holding AG                                                    635       33,152
    ams AG                                                          16,546    1,806,527
    APG SGA SA                                                         781      207,066
    Aryzta AG                                                      156,287   11,659,388
    Ascom Holding AG                                                49,974      737,044
    Autoneum Holding AG                                              7,290      970,579
#   Bachem Holding AG Class B                                        6,084      347,692
    Baloise Holding AG                                              85,731    9,959,700
    Bank Coop AG                                                     6,201      325,668
    Banque Cantonale de Geneve                                       1,136      290,327
    Banque Cantonale Vaudoise                                        4,936    2,742,756
    Banque Privee Edmond de Rothschild SA                               10      175,611
    Barry Callebaut AG                                               2,604    2,719,992
    Basilea Pharmaceutica                                            3,758      409,276
#   Basler Kantonalbank                                              6,579      553,666
    Belimo Holding AG                                                  248      639,206
    Bell AG                                                            110      269,225
    Bellevue Group AG                                               11,759      168,656
    Berner Kantonalbank AG                                           6,254    1,558,213
    BKW AG                                                           8,860      307,737

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
SWITZERLAND -- (Continued)
*   Bobst Group AG                                                  15,239 $   537,882
    Bossard Holding AG                                               5,818   1,183,381
    Bucher Industries AG                                            12,291   3,403,747
    Burckhardt Compression Holding AG                                3,321   1,330,785
    Burkhalter Holding AG                                              465      37,663
    Carlo Gavazzi Holding AG                                           221      50,690
    Centralschweizerische Kraftwerke AG                                 66      21,072
    Cham Paper Holding AG                                                5       1,319
*   Charles Voegele Holding AG                                      10,609     136,575
    Cicor Technologies                                                 911      32,407
    Cie Financiere Richemont SA                                    156,608  16,013,118
    Cie Financiere Tradition SA                                      1,907     103,224
    Clariant AG                                                    507,686   8,945,345
    Coltene Holding AG                                               5,988     309,381
    Conzzeta AG                                                        163     338,122
    Credit Suisse Group AG                                       1,122,531  34,919,631
    Credit Suisse Group AG Sponsored ADR                           541,531  16,857,860
    Daetwyler Holding AG                                            11,073   1,408,055
    DKSH Holding AG                                                 12,772   1,065,596
    Dottikon Es Holding AG                                              89      22,664
*   Dufry AG                                                        30,282   4,892,570
#   EFG International AG                                            99,357   1,461,858
    Emmi AG                                                          3,640   1,047,298
#   EMS-Chemie Holding AG                                            9,281   3,379,613
    Energiedienst Holding AG                                         8,178     279,920
*   Evolva Holding SA                                               28,548      27,655
    Flughafen Zuerich AG                                             7,427   4,115,943
    Forbo Holding AG                                                 2,884   2,261,426
    Galenica AG                                                      6,928   6,123,014
    GAM Holding AG                                                 367,328   6,863,838
*   Gategroup Holding AG                                            48,981   1,282,781
    Geberit AG                                                      12,466   3,724,399
    Georg Fischer AG                                                 7,371   5,077,496
    Givaudan SA                                                      6,351   9,006,914
    Gurit Holding AG                                                   852     395,843
    Helvetia Holding AG                                             11,366   5,360,649
    Holcim, Ltd.                                                   218,161  16,226,693
    Huber & Suhner AG                                               16,050     877,703
    Implenia AG                                                     24,070   1,620,985
    Inficon Holding AG                                               2,441     760,741
    Interroll Holding AG                                               635     305,585
    Intershop Holdings                                               1,531     555,231
    Julius Baer Group, Ltd.                                        409,538  20,090,186
    Kaba Holding AG Class B                                          4,500   1,925,504
    Kardex AG                                                       10,359     451,357
    Komax Holding AG                                                 6,021     823,986
    Kudelski SA                                                     78,841   1,087,356
    Kuehne + Nagel International AG                                 13,624   1,721,132
    Kuoni Reisen Holding AG                                          7,049   2,979,577
    LEM Holding SA                                                   2,658   1,961,503
    Liechtensteinische Landesbank AG                                 3,057     121,122
*   LifeWatch AG                                                     6,278      48,887

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWITZERLAND -- (Continued)
    Lindt & Spruengli AG                                              35 $ 1,759,092
#   Logitech International SA(B18ZRK2)                           212,966   2,181,269
#   Logitech International SA(H50430232)                          23,422     241,012
    Lonza Group AG                                               106,225   9,481,953
    Luzerner Kantonalbank AG                                       4,788   1,910,263
    Metall Zug AG                                                    177     425,150
#*  Meyer Burger Technology AG                                   161,332   1,893,025
    Micronas Semiconductor Holding AG                             59,268     485,102
    Mikron Holding AG                                             48,480     284,634
    Mobilezone Holding AG                                         18,218     188,816
    Mobimo Holding AG                                             10,100   2,115,062
*   Myriad Group AG                                               16,690      28,865
    Nestle SA                                                    587,284  42,392,455
    Nobel Biocare Holding AG                                      73,392   1,210,776
    Novartis AG                                                   53,620   4,162,122
#   Novartis AG ADR                                              818,651  63,486,385
    OC Oerlikon Corp. AG                                         331,745   4,637,853
*   Orascom Development Holding AG                                 4,588      65,369
*   Orell Fuessli Holding AG                                         435      43,732
    Orior AG                                                       6,012     337,889
    Panalpina Welttransport Holding AG                            12,418   1,855,893
    Partners Group Holding AG                                      6,832   1,771,010
    Phoenix Mecano AG                                              1,043     623,903
    PSP Swiss Property AG                                         24,449   2,101,360
    PubliGroupe AG                                                 2,923     289,403
    Rieter Holding AG                                              6,609   1,383,675
    Roche Holding AG(7108918)                                      3,734   1,025,995
    Roche Holding AG(7110388)                                     81,978  22,669,818
    Romande Energie Holding SA                                       367     458,733
    Schaffner Holding AG                                             468     130,141
    Schindler Holding AG                                           5,484     780,445
*   Schmolz + Bickenbach AG                                      993,072   1,256,827
    Schweiter Technologies AG                                      1,679   1,125,851
    Schweizerische National-Versicherungs-Gesellschaft AG         25,017   1,236,417
    SGS SA                                                         1,177   2,753,889
    Siegfried Holding AG                                           7,314   1,205,916
    Sika AG                                                        2,986   9,413,209
    Sonova Holding AG                                             28,346   3,688,981
    St Galler Kantonalbank AG                                      4,439   1,805,266
#   Straumann Holding AG                                           5,093   1,012,289
    Sulzer AG                                                     36,520   5,713,194
    Swatch Group AG (The)(7184725)                                22,619  14,446,561
    Swatch Group AG (The)(7184736)                                31,716   3,528,797
    Swiss Life Holding AG                                         55,996  11,102,905
    Swiss Re AG                                                  372,384  32,688,839
    Swisscom AG                                                    6,162   3,142,963
    Swisscom AG Sponsored ADR                                      5,100     260,253
    Swisslog Holding AG                                          471,656     550,442
    Swissquote Group Holding SA                                   20,003     818,803
    Syngenta AG                                                    2,559   1,032,855
    Syngenta AG ADR                                              121,993   9,850,935
    Tamedia AG                                                     2,226     264,545

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SWITZERLAND -- (Continued)
    Tecan Group AG                                                   6,441 $    672,323
    Temenos Group AG                                                87,201    2,222,002
*   Tornos Holding AG                                               12,446       61,576
    U-Blox AG                                                       10,864      980,165
    UBS AG(B18YFJ4)                                              1,749,489   33,836,974
    UBS AG(H89231338)                                              285,193    5,521,336
    Valartis Group AG                                                9,003      184,090
    Valiant Holding                                                 21,356    1,992,229
    Valora Holding AG                                                5,877    1,452,061
    Vaudoise Assurances Holding SA Class B                           1,262      533,621
    Verwaltungs- und Privat-Bank AG                                  4,933      478,193
    Vetropack Holding AG                                               374      747,231
#*  Von Roll Holding AG                                             80,625      134,256
    Vontobel Holding AG                                             48,641    1,946,951
    Walliser Kantonalbank                                              173      144,681
    Walter Meier AG                                                  3,375      214,677
    Ypsomed Holding AG                                               3,145      200,877
#   Zehnder Group AG                                                14,106      664,403
*   Zueblin Immobilien Holding AG                                   38,248       85,963
    Zug Estates Holding AG                                             178      231,150
    Zuger Kantonalbank AG                                              134      700,156
    Zurich Insurance Group AG                                      160,459   44,338,545
                                                                           ------------
TOTAL SWITZERLAND                                                           671,285,977
                                                                           ------------
UNITED KINGDOM -- (17.8%)
    888 Holdings P.L.C.                                            270,123      688,395
    A.G.BARR P.L.C.                                                 85,932      722,024
    Aberdeen Asset Management P.L.C.                             1,179,383    8,369,882
    Acal P.L.C.                                                     26,297      140,765
    Admiral Group P.L.C.                                            83,091    1,701,223
*   Afren P.L.C.                                                 1,796,789    4,541,835
    African Barrick Gold P.L.C.                                     85,323      263,638
*   Aga Rangemaster Group P.L.C.                                    62,528      129,471
    Aggreko P.L.C.                                                  93,911    2,421,610
    Air Partner P.L.C.                                               2,004       15,918
    Alent P.L.C.                                                   434,247    2,413,321
*   Alizyme P.L.C.                                                  42,517           --
    Alumasc Group P.L.C.                                             8,807       19,287
    AMEC P.L.C.                                                    422,464    7,967,753
    Amlin P.L.C.                                                   895,186    6,116,414
    Anglo American P.L.C.                                        1,131,410   26,901,050
    Anglo Pacific Group P.L.C.                                      20,167       71,777
    Anglo-Eastern Plantations                                        8,036       87,015
    Anite P.L.C.                                                   269,961      389,838
    Antofagasta P.L.C.                                             121,117    1,655,301
    ARM Holdings P.L.C.                                             12,223      191,530
#   ARM Holdings P.L.C. Sponsored ADR                              122,079    5,760,908
    Ashmore Group P.L.C.                                           305,999    1,982,904
    Ashtead Group P.L.C.                                           731,377    7,685,416
    Associated British Foods P.L.C.                                254,917    9,267,494
    AstraZeneca P.L.C. Sponsored ADR                               424,722   22,450,805
    Aviva P.L.C.                                                 2,797,137   20,080,392

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    Aviva P.L.C. Sponsored ADR                                      20,300 $   293,132
    Avon Rubber P.L.C.                                               9,160      79,985
    AZ Electronic Materials SA                                      55,116     253,201
    Babcock International Group P.L.C.                             388,234   7,938,997
    BAE Systems P.L.C.                                           2,112,632  15,410,573
    Balfour Beatty P.L.C.                                        1,132,339   5,178,481
    Barclays P.L.C.                                                237,662     999,953
    Barclays P.L.C. Sponsored ADR                                2,263,921  38,056,512
    Barratt Developments P.L.C.                                  1,841,045   9,872,727
    BBA Aviation P.L.C.                                            747,693   4,052,664
    Beazley P.L.C.                                                 912,072   3,343,309
    Bellway P.L.C.                                                 232,514   5,600,420
    Berendsen P.L.C.                                               316,034   4,921,578
    Berkeley Group Holdings P.L.C.                                 192,353   7,210,371
    Betfair Group P.L.C.                                            18,441     297,425
    BG Group P.L.C.                                              1,429,345  29,158,159
    BG Group P.L.C. Sponsored ADR                                  136,000   2,782,560
    BHP Billiton P.L.C.                                             15,526     479,109
#   BHP Billiton P.L.C. ADR                                        286,867  17,682,482
    Bloomsbury Publishing P.L.C.                                    58,768     162,348
    Bodycote P.L.C.                                                423,378   4,462,835
    Booker Group P.L.C.                                          1,774,685   4,274,396
    BOOT HENRY P.L.C.                                               54,419     157,475
    Bovis Homes Group P.L.C.                                       253,499   3,189,132
    BP P.L.C.                                                       80,935     628,266
    BP P.L.C. Sponsored ADR                                      1,845,938  85,836,114
    Braemar Shipping Services P.L.C.                                13,650     117,420
    Brammer P.L.C.                                                  37,542     290,362
    Brewin Dolphin Holdings P.L.C.                                 370,705   1,690,179
    British American Tobacco P.L.C.                                 82,257   4,538,303
    British American Tobacco P.L.C. Sponsored ADR                   20,996   2,319,848
    British Polythene Industries P.L.C.                             25,012     274,055
    British Sky Broadcasting Group P.L.C.                           56,222     844,734
#   British Sky Broadcasting Group P.L.C. Sponsored ADR             24,700   1,494,844
#   Britvic P.L.C.                                                 229,456   2,297,317
    BT Group P.L.C.                                                468,605   2,835,355
    BT Group P.L.C. Sponsored ADR                                  140,608   8,525,063
*   BTG P.L.C.                                                     399,154   2,685,907
    Bunzl P.L.C.                                                   246,332   5,433,838
    Burberry Group P.L.C.                                          177,928   4,372,316
#   Bwin.Party Digital Entertainment P.L.C.                      1,076,346   2,114,710
    Cable & Wireless Communications P.L.C.                       1,395,881   1,047,232
*   Cairn Energy P.L.C.                                            779,194   3,530,640
    Camellia P.L.C.                                                    127      17,776
    Cape P.L.C.                                                    162,713     719,800
    Capita P.L.C.                                                  112,002   1,770,545
    Capital & Counties Properties P.L.C.                           218,370   1,214,516
    Capital & Regional P.L.C.                                      398,343     276,010
    Carclo P.L.C.                                                   21,100     127,148
    Carillion P.L.C.                                               789,434   3,846,124
    Carnival P.L.C.                                                 34,284   1,218,531
#   Carnival P.L.C. ADR                                            150,470   5,356,732

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
UNITED KINGDOM -- (Continued)
    Carr's Milling Industries P.L.C.                                 2,672 $   74,448
    Castings P.L.C.                                                 59,187    410,412
    Catlin Group, Ltd.                                             735,993  6,046,183
*   Centamin P.L.C.                                                839,063    675,420
#   Centaur Media P.L.C.                                            79,311     71,291
    Centrica P.L.C.                                              1,628,904  9,212,643
    Charles Stanley Group P.L.C.                                     6,583     48,108
    Charles Taylor P.L.C.                                           11,746     41,944
    Chemring Group P.L.C.                                          348,125  1,214,866
    Chesnara P.L.C.                                                161,194    755,290
    Chime Communications P.L.C.                                     37,972    192,766
    Cineworld Group P.L.C.                                         105,504    627,406
    Clarkson P.L.C.                                                  2,836     91,386
    Close Brothers Group P.L.C.                                    255,096  5,166,144
    Cobham P.L.C.                                                1,485,376  6,859,921
    Coca-Cola HBC AG ADR                                           143,627  4,145,075
*   Colt Group SA                                                  478,798    946,103
    Communisis P.L.C.                                              156,412    158,344
    Compass Group P.L.C.                                           480,340  6,907,863
    Computacenter P.L.C.                                           136,015  1,289,470
    Consort Medical P.L.C.                                          28,875    411,739
#   Costain Group P.L.C.                                            17,893     81,093
    Cranswick P.L.C.                                                81,119  1,394,674
    Creston P.L.C.                                                  18,283     29,404
    Croda International P.L.C.                                      71,595  2,797,766
    CSR P.L.C.                                                     340,069  2,995,474
    Daily Mail & General Trust P.L.C.                              281,785  3,675,267
    Dairy Crest Group P.L.C.                                       258,264  2,224,159
    DCC P.L.C.                                                     120,320  5,387,984
    De La Rue P.L.C.                                                60,300    826,450
    Debenhams P.L.C.                                             2,202,395  3,592,823
    Dechra Pharmaceuticals P.L.C.                                   82,383    912,590
    Development Securities P.L.C.                                  209,789    786,451
    Devro P.L.C.                                                   231,417  1,175,583
    Diageo P.L.C. Sponsored ADR                                     62,900  8,025,411
    Dignity P.L.C.                                                  42,629    952,861
    Diploma P.L.C.                                                 169,578  1,883,523
*   Dixons Retail P.L.C.                                         5,833,882  4,570,852
    Domino Printing Sciences P.L.C.                                156,044  1,728,071
    Domino's Pizza Group P.L.C.                                     40,146    376,490
    Drax Group P.L.C.                                              740,773  7,562,808
    DS Smith P.L.C.                                              1,468,195  7,116,248
    Dunelm Group P.L.C.                                             28,656    406,948
    Dyson Group P.L.C                                                3,999        449
    E2V Technologies P.L.C.                                         76,169    175,852
    easyJet P.L.C.                                                 256,886  5,381,030
    Electrocomponents P.L.C.                                       662,505  3,167,253
    Elementis P.L.C.                                             1,014,221  4,210,183
*   EnQuest P.L.C.                                               1,151,651  2,462,185
*   Enterprise Inns P.L.C.                                       1,006,845  2,446,099
*   Essar Energy P.L.C.                                            320,877    611,109
*   Eurasian Natural Resources Corp. P.L.C.                        412,725  1,487,075

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
UNITED KINGDOM -- (Continued)
    Euromoney Institutional Investor P.L.C.                         30,956 $    533,813
*   Evraz P.L.C.                                                   514,781      972,921
*   Exillon Energy P.L.C.                                           53,186      202,505
    Experian P.L.C.                                                257,349    5,239,267
    F&C Asset Management P.L.C.                                    685,705    1,115,399
    Fenner P.L.C.                                                  242,499    1,553,676
    Ferrexpo P.L.C.                                                301,182      874,570
    Fiberweb P.L.C.                                                163,272      266,208
    Fidessa Group P.L.C.                                            28,033      908,907
    Filtrona P.L.C.                                                214,264    2,693,919
*   Findel P.L.C.                                                   60,404      246,515
    Firstgroup P.L.C.                                            1,406,037    2,600,292
    Fortune Oil P.L.C.                                             624,352       98,634
    Fresnillo P.L.C.                                                22,205      347,122
    Fuller Smith & Turner P.L.C.                                    42,043      611,055
*   Future P.L.C.                                                  361,156       95,571
    G4S P.L.C.                                                   1,785,182    7,498,302
    Galliford Try P.L.C.                                           136,717    2,516,944
    Games Workshop Group P.L.C.                                      7,668       95,882
*   Gem Diamonds, Ltd.                                             175,063      446,991
    Genus P.L.C.                                                    81,527    1,722,901
    GKN P.L.C.                                                   1,771,042   10,432,727
    GlaxoSmithKline P.L.C. Sponsored ADR                           234,960   12,365,945
    Glencore Xstrata P.L.C.                                      3,168,949   17,246,112
    Go-Ahead Group P.L.C.                                           35,316      951,974
    Grafton Group P.L.C.                                           249,335    2,368,186
    Greencore Group P.L.C.                                         762,688    2,199,012
    Greene King P.L.C.                                             392,721    5,196,795
    Greggs P.L.C.                                                  146,703    1,080,959
*   Guinness Peat Group P.L.C.                                      52,296       25,473
    Halfords Group P.L.C.                                          356,609    2,415,276
    Halma P.L.C.                                                   286,469    2,516,211
    Hansard Global P.L.C.                                            3,345        6,239
*   Hardy Oil & Gas P.L.C.                                          24,446       41,526
    Hargreaves Lansdown P.L.C.                                      95,656    1,822,274
    Harvey Nash Group P.L.C.                                        28,747       42,522
    Hays P.L.C.                                                    958,052    1,912,168
    Headlam Group P.L.C.                                           103,583      658,375
    Helical Bar P.L.C.                                             191,850      923,037
    Henderson Group P.L.C.                                       1,492,312    5,122,355
*   Heritage Oil P.L.C.                                            201,854      599,881
    Hikma Pharmaceuticals P.L.C.                                   212,622    4,090,420
    Hill & Smith Holdings P.L.C.                                   122,691      945,289
    Hiscox, Ltd.                                                   556,433    5,907,293
    Hochschild Mining P.L.C.                                       200,765      532,384
    Hogg Robinson Group P.L.C.                                     124,869      152,724
#   Home Retail Group P.L.C.                                     1,648,768    5,260,418
    Homeserve P.L.C.                                               325,852    1,224,309
    Hornby P.L.C.                                                   20,303       25,959
    Howden Joinery Group P.L.C.                                    747,488    3,865,761
    HSBC Holdings P.L.C.                                           729,830    7,999,914
#   HSBC Holdings P.L.C. Sponsored ADR                           1,877,265  103,324,666

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    Hunting P.L.C.                                                 205,663 $ 2,938,255
    Huntsworth P.L.C.                                              253,522     265,934
    Hyder Consulting P.L.C.                                         18,277     159,633
    ICAP P.L.C.                                                    817,940   5,050,771
    IG Group Holdings P.L.C.                                       380,853   3,743,023
*   Imagination Technologies Group P.L.C.                           15,749      70,134
    IMI P.L.C.                                                     269,338   6,552,708
    Imperial Tobacco Group P.L.C.                                  308,273  11,509,047
    Imperial Tobacco Group P.L.C. ADR                               16,683   1,251,058
    Inchcape P.L.C.                                                802,222   8,190,603
    Informa P.L.C.                                                 886,176   7,938,739
    Inmarsat P.L.C.                                                519,932   6,000,918
*   Innovation Group P.L.C.                                      1,225,629     624,188
    InterContinental Hotels Group P.L.C.                            11,199     326,310
#   InterContinental Hotels Group P.L.C. ADR                        84,744   2,487,236
*   International Consolidated Airlines Group SA(B5M6XQ7)        1,489,683   8,291,048
*   International Consolidated Airlines Group SA(B5282K0)          282,178   1,567,090
*   International Consolidated Airlines Group SA Sponsored ADR      12,200     341,966
*   International Ferro Metals, Ltd.                                20,587       2,910
    Interserve P.L.C.                                              237,517   2,341,090
    Intertek Group P.L.C.                                           68,963   3,679,123
    Invensys P.L.C.                                                711,247   5,707,486
    Investec P.L.C.                                                986,296   6,900,726
*   IP Group P.L.C.                                                316,949     747,131
    ITE Group P.L.C.                                                96,216     497,344
    ITV P.L.C.                                                   3,143,342   9,611,019
    J Sainsbury P.L.C.                                           1,164,086   7,363,454
    James Fisher & Sons P.L.C.                                      63,770   1,138,480
    Jardine Lloyd Thompson Group P.L.C.                             78,947   1,265,273
    JD Sports Fashion P.L.C.                                        17,977     327,562
    JD Wetherspoon P.L.C.                                          168,315   1,903,392
#*  JKX Oil & Gas P.L.C.                                           132,334     158,021
    John Menzies P.L.C.                                             33,322     437,797
    John Wood Group P.L.C.                                         542,091   7,058,246
    Johnson Matthey P.L.C.                                         133,997   6,448,391
*   Johnston Press P.L.C.                                        1,456,828     316,110
    Jupiter Fund Management P.L.C.                                 354,632   2,267,596
#   Kazakhmys P.L.C.                                               307,296   1,292,889
    Kcom Group P.L.C.                                              379,748     610,947
    Keller Group P.L.C.                                            120,806   2,034,818
    Kier Group P.L.C.                                               61,474   1,780,047
    Kingfisher P.L.C.                                            2,296,899  13,894,958
*   Kofax P.L.C.                                                    77,229     469,631
    Ladbrokes P.L.C.                                             1,108,019   3,391,429
    Laird P.L.C.                                                   456,094   1,824,535
*   Lamprell P.L.C.                                                475,139   1,249,266
    Lancashire Holdings, Ltd.                                      322,157   4,191,990
    Latchways P.L.C.                                                 2,464      50,393
    Laura Ashley Holdings P.L.C.                                   224,765      95,271
    Lavendon Group P.L.C.                                          167,605     493,833
    Legal & General Group P.L.C.                                 5,530,641  19,168,133
    Liontrust Asset Management P.L.C.                                4,633      17,094

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
UNITED KINGDOM -- (Continued)
*   Lloyds Banking Group P.L.C.                                  23,313,762 $28,834,377
#*  Lloyds Banking Group P.L.C. ADR                                 777,341   3,910,025
    London Stock Exchange Group P.L.C.                              221,942   5,833,513
*   Lonmin P.L.C.                                                   822,150   4,246,543
    Lookers P.L.C.                                                  294,959     614,173
    Low & Bonar P.L.C.                                              135,064     166,716
    LSL Property Services P.L.C.                                     14,831     107,754
    Man Group P.L.C.                                              3,819,892   5,436,548
    Management Consulting Group P.L.C.                              265,588     104,296
    Marks & Spencer Group P.L.C.                                  1,202,621   9,698,120
    Marshalls P.L.C.                                                 95,760     267,333
    Marston's P.L.C.                                              1,182,367   2,878,899
    McBride P.L.C.                                                  279,529     490,735
    Mears Group P.L.C.                                               87,741     602,206
    Mecom Group P.L.C.                                               80,270      86,271
    Meggitt P.L.C.                                                1,290,035  11,842,748
    Melrose Industries P.L.C.                                     1,611,553   8,261,950
    Michael Page International P.L.C.                               115,124     893,614
    Micro Focus International P.L.C.                                 82,867   1,086,123
    Millennium & Copthorne Hotels P.L.C.                            278,033   2,541,253
*   Mitchells & Butlers P.L.C.                                      366,691   2,355,523
    Mitie Group P.L.C.                                              548,579   2,765,036
    MJ Gleeson Group P.L.C.                                          19,478      97,142
    Mondi P.L.C.                                                    581,433  10,382,031
    Moneysupermarket.com Group P.L.C.                               280,575     689,052
    Morgan Advanced Materials P.L.C.                                407,131   1,986,022
    Morgan Sindall Group P.L.C.                                      52,794     673,051
*   Mothercare P.L.C.                                               132,987     814,963
    N Brown Group P.L.C.                                            256,760   2,157,699
    National Express Group P.L.C.                                   817,793   3,423,095
    National Grid P.L.C.                                             14,459     181,702
#   National Grid P.L.C. Sponsored ADR                              167,138  10,517,993
    NCC Group P.L.C.                                                 57,054     149,735
#   New World Resources P.L.C. Class A                               46,188      66,356
    Next P.L.C.                                                      64,828   5,661,229
    Northgate P.L.C.                                                146,129   1,059,918
    Novae Group P.L.C.                                               81,626     725,944
#*  Ocado Group P.L.C.                                              307,841   2,142,553
#   Old Mutual P.L.C.                                             4,922,167  16,041,532
*   Optos P.L.C.                                                      8,716      21,766
*   Oxford Biomedica P.L.C.                                         264,084      11,527
    Oxford Instruments P.L.C.                                        18,714     390,250
    Pace P.L.C.                                                     698,793   3,412,613
    PayPoint P.L.C.                                                  18,126     302,396
    Pearson P.L.C. Sponsored ADR                                    607,283  12,752,943
    Pendragon P.L.C.                                                451,753     275,252
    Pennon Group P.L.C.                                             429,349   4,688,421
    Persimmon P.L.C.                                                502,477  10,173,243
*   Petra Diamonds, Ltd.                                            142,424     254,396
    Petrofac, Ltd.                                                   74,690   1,751,741
#   Petropavlovsk P.L.C.                                            206,238     264,664
    Phoenix Group Holdings                                          111,159   1,386,175

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    Phoenix IT Group, Ltd.                                          33,310 $    78,206
    Photo-Me International P.L.C.                                  817,692   1,743,667
*   Pinnacle Staffing Group P.L.C.                                  15,255          --
    Premier Farnell P.L.C.                                         271,406     980,716
*   Premier Foods P.L.C.                                           440,020   1,062,783
    Premier Oil P.L.C.                                             853,159   4,747,193
    Prudential P.L.C.                                              253,291   5,179,991
    Prudential P.L.C. ADR                                          651,676  26,692,649
*   Puma Brandenburg, Ltd. Class A                                  90,186          --
*   Puma Brandenburg, Ltd. Class B                                  90,186          --
*   Punch Taverns P.L.C.                                           883,786     192,063
*   PV Crystalox Solar P.L.C.                                      156,328      31,959
    PZ Cussons P.L.C.                                              263,568   1,663,229
    QinetiQ Group P.L.C.                                         1,001,038   3,177,071
*   Quintain Estates & Development P.L.C.                          669,195   1,041,878
    Randgold Resources, Ltd.                                        12,728     943,931
    Raven Russia Ltd                                                30,152      37,896
    REA Holdings P.L.C.                                             11,361      72,996
    Reckitt Benckiser Group P.L.C.                                  58,545   4,552,405
    Redrow P.L.C.                                                  482,810   2,050,536
    Reed Elsevier P.L.C.                                             7,445     104,292
#   Reed Elsevier P.L.C. Sponsored ADR                              42,827   2,406,020
    Regus PLC                                                    1,015,269   3,331,642
    Renishaw P.L.C.                                                 28,314     736,015
*   Renovo Group P.L.C.                                            132,895      41,564
    Rentokil Initial P.L.C.                                        984,314   1,646,743
    Resolution, Ltd.                                             2,554,399  14,625,882
    Restaurant Group P.L.C. (The)                                  257,314   2,374,583
    Rexam P.L.C.                                                 1,234,628  10,280,863
    Ricardo P.L.C.                                                  31,175     304,776
    Rightmove P.L.C.                                                44,168   1,876,886
    Rio Tinto P.L.C.                                               113,242   5,730,063
#   Rio Tinto P.L.C. Sponsored ADR                                 458,818  23,262,073
    RM P.L.C.                                                       31,960      58,604
    Robert Walters P.L.C.                                           96,470     501,424
    Rolls-Royce Holdings P.L.C.                                    809,990  14,922,440
    Rotork P.L.C.                                                   38,059   1,743,721
*   Royal Bank of Scotland Group P.L.C.                            105,606     621,968
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR              469,094   5,525,927
    Royal Dutch Shell P.L.C. ADR(780259107)                      1,430,280  99,433,066
    Royal Dutch Shell P.L.C. ADR(780259206)                        364,923  24,325,767
    Royal Dutch Shell P.L.C. Class A                                 8,409     280,060
    Royal Dutch Shell P.L.C. Class B                               109,362   3,786,113
    RPC Group P.L.C.                                               246,034   2,012,731
    RPS Group P.L.C.                                               375,183   1,748,743
    RSA Insurance Group P.L.C.                                   5,956,138  12,266,832
    S&U P.L.C.                                                       2,614      60,935
    SABMiller P.L.C.                                               213,829  11,149,204
    Sage Group P.L.C. (The)                                      1,573,438   8,488,245
*   Salamander Energy P.L.C.                                       339,893     585,370
    Savills P.L.C.                                                 187,548   1,953,693
    Schroders P.L.C.(0239581)                                       58,179   1,984,918

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
UNITED KINGDOM -- (Continued)
    Schroders P.L.C.(0240549)                                      142,754 $ 5,891,793
    SDL P.L.C.                                                     135,257     546,851
    Senior P.L.C.                                                  588,988   2,810,800
    Serco Group P.L.C.                                             328,894   2,938,955
    Severfield-Rowen P.L.C.                                        407,213     415,924
    Severn Trent P.L.C.                                            176,612   5,271,817
    Shanks Group P.L.C.                                            753,270   1,275,306
    Shire P.L.C.                                                    41,702   1,849,083
    Shire P.L.C. ADR                                                28,741   3,825,427
    SIG P.L.C.                                                   1,194,162   3,940,366
*   Skyepharma P.L.C. Sponsored ADR                                     80         123
    Smith & Nephew P.L.C.                                          128,249   1,640,258
#   Smith & Nephew P.L.C. Sponsored ADR                             42,864   2,752,297
    Smiths Group P.L.C.                                            198,939   4,578,657
    Smiths News P.L.C.                                             218,873     737,970
    Soco International P.L.C.                                      336,959   2,149,866
    Spectris P.L.C.                                                141,763   5,249,163
    Speedy Hire P.L.C.                                             426,031     444,622
    Spirax-Sarco Engineering P.L.C.                                 55,428   2,592,010
    Spirent Communications P.L.C.                                1,966,676   3,484,934
    Spirent Communications P.L.C. ADR                               25,100     175,951
    Spirit Pub Co. P.L.C.                                          953,508   1,119,555
*   Sportech P.L.C.                                                 87,812     122,493
*   Sports Direct International P.L.C.                             145,139   1,631,084
    SSE P.L.C.                                                     466,918  10,592,106
    St Ives P.L.C.                                                  67,950     196,544
    St James's Place P.L.C.                                        271,084   2,934,351
    ST Modwen Properties P.L.C.                                    284,457   1,606,536
    Stagecoach Group P.L.C.                                        517,907   2,922,186
    Standard Chartered P.L.C.                                    1,125,564  27,024,772
    Standard Life P.L.C.                                         2,161,438  12,194,173
    Sthree P.L.C.                                                   69,781     401,170
#   Stobart Group, Ltd.                                             53,239     121,115
*   STV Group P.L.C.                                                56,141     283,826
*   SuperGroup P.L.C.                                               24,089     452,775
    Synergy Health P.L.C.                                           81,357   1,350,682
    Synthomer P.L.C.                                               311,207   1,213,426
    T Clarke P.L.C.                                                 26,802      28,784
    TalkTalk Telecom Group P.L.C.                                  492,153   2,106,772
    Tate & Lyle P.L.C.                                             407,706   5,174,168
    Taylor Wimpey P.L.C.                                         5,403,266   9,533,339
    Ted Baker P.L.C.                                                12,672     346,119
    Telecity Group P.L.C.                                          139,195   1,701,717
    Telecom Plus P.L.C.                                             21,634     534,587
    Tesco P.L.C.                                                 5,453,611  31,811,663
*   Thomas Cook Group P.L.C.                                     2,231,312   5,135,525
*   Thorntons P.L.C.                                                37,958      69,632
    Topps Tiles P.L.C.                                              45,627      64,645
    Travis Perkins P.L.C.                                          402,896  11,981,136
    Tribal Group P.L.C.                                             44,362     133,365
    Trifast P.L.C.                                                  36,432      46,097
*   Trinity Mirror P.L.C.                                          539,440   1,151,530

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
UNITED KINGDOM -- (Continued)
    TT electronics P.L.C.                                          283,391 $      904,542
    TUI Travel P.L.C.                                              686,163      4,230,156
    Tullett Prebon P.L.C.                                          397,202      2,023,279
    Tullow Oil P.L.C.                                              229,756      3,472,810
    UBM P.L.C.                                                      59,091        646,842
    UDG Healthcare P.L.C.                                          327,606      1,635,568
    UK Mail Group P.L.C.                                            12,676        118,668
    Ultra Electronics Holdings P.L.C.                               63,037      1,954,757
    Unilever P.L.C.                                                 17,957        728,175
#   Unilever P.L.C. Sponsored ADR                                  120,000      4,870,800
    Unite Group P.L.C.                                             249,485      1,585,865
    United Utilities Group P.L.C.                                  457,936      5,179,214
#   United Utilities Group P.L.C. ADR                               10,818        246,109
    UTV Media P.L.C.                                               119,515        435,806
*   Vectura Group P.L.C.                                           491,445        869,219
    Vedanta Resources P.L.C.                                       183,060      3,118,966
*   Vernalis P.L.C.                                                 11,473          5,279
    Vesuvius P.L.C.                                                570,260      4,433,322
    Victrex P.L.C.                                                  40,288      1,064,719
    Vislink P.L.C.                                                  11,896          9,307
    Vitec Group P.L.C. (The)                                        22,412        251,944
    Vodafone Group P.L.C.                                          742,546      2,719,766
    Vodafone Group P.L.C. Sponsored ADR                          2,394,771     88,175,468
#   Volex P.L.C.                                                    18,246         36,346
    Vp P.L.C.                                                       11,576         92,175
    Weir Group P.L.C. (The)                                        136,924      4,945,451
    WH Smith P.L.C.                                                162,641      2,347,168
    Whitbread P.L.C.                                               190,972     10,501,756
    William Hill P.L.C.                                          1,260,604      8,093,659
    Wilmington Group P.L.C.                                        141,363        488,983
*   Wincanton P.L.C.                                                58,198        118,569
    WM Morrison Supermarkets P.L.C.                              2,408,347     10,866,521
*   Wolfson Microelectronics P.L.C.                                192,246        432,000
    Wolseley P.L.C.                                                272,272     14,656,665
#   Wolseley P.L.C. ADR                                             57,552        311,356
    WPP P.L.C.                                                     443,647      9,423,469
#   WPP P.L.C. Sponsored ADR                                       134,635     14,344,013
    WS Atkins P.L.C.                                                90,312      1,786,574
    Xaar P.L.C.                                                     24,829        333,508
    Xchanging P.L.C.                                               412,643        837,735
#   XP Power, Ltd.                                                   3,794         95,722
                                                                           --------------
TOTAL UNITED KINGDOM                                                        1,867,900,875
                                                                           --------------
UNITED STATES -- (0.0%)
*   McEwen Mining - Minera Andes Andes Acquisition Corp.           112,338        234,879
*   Swisher Hygiene, Inc.                                            5,378          3,247
#*  Ur-Energy, Inc.                                                 68,325         72,739
                                                                           --------------
TOTAL UNITED STATES                                                               310,865
                                                                           --------------
TOTAL COMMON STOCKS                                                         9,428,922,059
                                                                           --------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                     SHARES        VALUE++
                                                                   ----------- ---------------
PREFERRED STOCKS -- (0.1%)
FRANCE -- (0.0%)
*     Valneva SE                                                         9,569 $         5,197
                                                                               ---------------
GERMANY -- (0.1%)
      Porsche Automobil Holding SE                                      55,763       5,206,955
                                                                               ---------------
UNITED KINGDOM -- (0.0%)
      McBride P.L.C.                                                 9,224,457          14,791
      Rolls-Royce Holdings P.L.C.                                   69,659,140         111,691
                                                                               ---------------
TOTAL UNITED KINGDOM                                                                   126,482
                                                                               ---------------
TOTAL PREFERRED STOCKS                                                               5,338,634
                                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Litigation Rights                   22,005              --
                                                                               ---------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                                      29,444              --
                                                                               ---------------
FRANCE -- (0.0%)
*     Groupe Fnac Rights 05/16/15                                            4              13
                                                                               ---------------
HONG KONG -- (0.0%)
*     Emperor Capital Group, Ltd. Rights 11/22/13                           34              --
*     New Hotel Rights 12/31/13                                         53,313              --
                                                                               ---------------
TOTAL HONG KONG                                                                             --
                                                                               ---------------
ITALY -- (0.0%)
#*    Hera SpA Rights 11/19/13                                         653,950          11,809
*     Seat Pagine Gialle SpA Warrants 08/31/14                       1,199,818              --
                                                                               ---------------
TOTAL ITALY                                                                             11,809
                                                                               ---------------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 10/30/13                             3,256,137         702,942
                                                                               ---------------
TOTAL RIGHTS/WARRANTS                                                                  714,764
                                                                               ---------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)        VALUE+
                                                                   ----------- ---------------
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund                                92,912,705   1,075,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
      11/01/13 (Collateralized by $5,584,879 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
      10/01/43, valued at $5,050,512) to be repurchased at
      $4,951,499                                                   $     4,951       4,951,482
                                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL                                              1,079,951,482
                                                                               ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,059,936,275)                            $10,514,926,939
                                                                               ===============

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
COMMON STOCKS -- (92.5%)
AUSTRALIA -- (22.0%)
#   Abacus Property Group                                         1,709,856 $  3,768,866
#   ALE Property Group                                            1,027,874    2,594,211
    Ardent Leisure Group                                          1,592,012    2,989,513
    Aspen Group                                                     688,242    1,073,311
#   Astro Japan Property Group                                      287,520      979,605
    Australian Education Trust                                      552,187      817,339
#   BWP Trust                                                     3,159,857    6,877,680
    Carindale Property Trust                                         99,428      521,619
#   CFS Retail Property Trust Group                              14,158,196   27,708,920
    Challenger Diversified Property Group                           657,370    1,620,567
#   Charter Hall Group                                            1,364,140    4,986,813
    Charter Hall Office                                           2,059,687        2,044
#   Charter Hall Retail REIT                                      1,934,267    7,384,931
#   Commonwealth Property Office Fund                            14,987,556   16,956,375
#   Cromwell Property Group                                       6,233,346    5,856,582
#   Dexus Property Group                                         31,023,121   31,793,162
    Federation Centres, Ltd.                                      9,501,422   22,298,352
    Goodman Group                                                11,297,147   53,988,920
#   GPT Group                                                    11,394,986   39,714,768
*   GPT Group (B3WX9L1)                                          38,018,670           --
    Growthpoint Properties Australia                                 14,470       35,558
#   Growthpoint Properties Australia, Ltd.                          281,649      693,979
#   Ingenia Communities Group                                     3,071,982    1,409,740
    Investa Office Fund                                           3,957,702   11,618,583
    Mirvac Industrial Trust                                         826,524      109,336
*   Prime Retirement & Aged Care Property Trust                     116,309           --
*   Rubicon Europe Trust Group (RET)                                505,643           --
#   Shopping Centres Australasia Property Group                   3,835,140    5,775,660
#   Stockland                                                    15,300,798   57,991,976
#   Westfield Group                                              13,915,226  142,401,443
    Westfield Retail Trust                                       19,622,341   57,248,805
                                                                            ------------
TOTAL AUSTRALIA                                                              509,218,658
                                                                            ------------
BELGIUM -- (1.5%)
#   Aedifica                                                         46,509    3,170,775
    Befimmo SCA Sicafi                                              102,241    7,326,674
    Cofinimmo                                                       114,585   13,840,283
    Intervest Offices & Warehouses                                   40,532    1,063,191
    Leasinvest Real Estate SCA                                       10,889    1,085,850
    Retail Estates NV                                                15,478    1,173,116
    Warehouses De Pauw SCA                                           68,965    5,117,570
    Wereldhave Belgium NV                                            10,561    1,195,906
                                                                            ------------
TOTAL BELGIUM                                                                 33,973,365
                                                                            ------------
CANADA -- (5.9%)
#   Allied Properties REIT                                          218,535    7,031,937
#   Artis REIT                                                      415,140    5,741,446
    Boardwalk REIT                                                  162,400    9,237,946
    Brookfield Canada Office Properties                              52,275    1,282,496
    Calloway REIT                                                   383,542    9,233,112

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CANADA -- (Continued)
    Canadian Apartment Properties REIT                             338,489 $  6,989,563
    Canadian REIT                                                  240,202    9,784,088
#   Chartwell Retirement Residences                                572,887    5,890,134
#   Cominar REIT                                                   400,031    7,285,847
#   Crombie REIT                                                   176,580    2,243,979
    Dundee REIT Class A                                            341,763    9,476,208
#   Granite REIT                                                   146,004    5,071,946
#   H&R REIT                                                       921,949   19,099,509
    Huntingdon Capital Corp.                                         2,597       30,263
#   InnVest REIT                                                   293,143    1,144,288
#   InterRent REIT                                                 103,135      579,649
    Morguard REIT                                                  189,015    3,081,816
    Northern Property REIT                                         103,654    2,783,592
#   NorthWest Healthcare Properties REIT                           120,169    1,272,398
#   Partners REIT                                                  104,000      628,399
    Plazacorp Retail Properties, Ltd.                                2,154        8,759
#   Pure Industrial Real Estate Trust                              525,983    2,335,684
    Retrocom Mid-Market REIT                                       183,686      854,436
#   RioCan REIT                                                  1,063,614   25,961,709
                                                                           ------------
TOTAL CANADA                                                                137,049,204
                                                                           ------------
CHINA -- (0.2%)
*   RREEF China Commercial Trust                                 1,392,000        3,770
#   Yuexiu REIT                                                  9,640,000    4,860,486
                                                                           ------------
TOTAL CHINA                                                                   4,864,256
                                                                           ------------
FRANCE -- (4.3%)
#   Acanthe Developpement SA                                       193,988      113,273
    Affine SA                                                       35,356      686,420
#   ANF Immobilier                                                  32,636      979,664
    Argan                                                            5,789      109,761
    Cegereal                                                        15,742      510,568
    Fonciere Des Regions                                           190,204   16,289,188
    Gecina SA                                                      156,246   20,850,380
    ICADE                                                          237,301   21,826,829
    Klepierre                                                      704,513   31,598,250
    Mercialys SA                                                   230,836    4,980,163
    Societe de la Tour Eiffel                                       39,461    2,649,878
    Terreis                                                          1,329       36,058
                                                                           ------------
TOTAL FRANCE                                                                100,630,432
                                                                           ------------
GERMANY -- (0.4%)
    Alstria Office REIT-AG                                         400,205    5,065,778
    Hamborner REIT AG                                              282,377    2,808,497
*   Prime Office REIT-AG                                           114,387      499,914
                                                                           ------------
TOTAL GERMANY                                                                 8,374,189
                                                                           ------------
GREECE -- (0.0%)
*   Eurobank Properties Real Estate Investment Co.                  58,229      710,872
                                                                           ------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
HONG KONG -- (4.0%)
#   Champion REIT                                                15,786,012 $ 7,035,805
#   Link REIT (The)                                              15,583,305  78,594,514
    Prosperity REIT                                               7,688,000   2,309,322
#   Regal REIT                                                    5,994,000   1,778,997
#   Sunlight REIT                                                 6,656,000   2,624,410
                                                                            -----------
TOTAL HONG KONG                                                              92,343,048
                                                                            -----------
ISRAEL -- (0.2%)
    Alony Hetz Properties & Investments, Ltd.                       386,590   2,611,809
#   Reit 1, Ltd.                                                    584,022   1,410,954
    Sella Capital Real Estate, Ltd.                                  43,024      74,039
                                                                            -----------
TOTAL ISRAEL                                                                  4,096,802
                                                                            -----------
ITALY -- (0.2%)
#   Beni Stabili SpA                                              6,374,648   4,363,852
    Immobiliare Grande Distribuzione                                979,945   1,168,316
                                                                            -----------
TOTAL ITALY                                                                   5,532,168
                                                                            -----------
JAPAN -- (16.6%)
#   Advance Residence Investment Corp.                                8,537  19,327,474
#   Daiwa Office Investment Corp.                                     1,499   6,639,500
#   Daiwahouse Residential Investment Corp.                           1,965   8,131,604
    Frontier Real Estate Investment Corp.                             1,623  16,216,774
    Fukuoka REIT Co.                                                    764   6,303,527
#   Global One Real Estate Investment Corp.                             615   3,624,361
    Hankyu Reit, Inc.                                                   607   3,494,039
    Heiwa Real Estate REIT, Inc.                                      4,052   3,224,784
    Ichigo Real Estate Investment Corp.                               4,112   2,564,986
#   Industrial & Infrastructure Fund Investment Corp.                   892   8,253,260
#   Invincible Investment Corp.                                       4,006     550,863
    Japan Excellent, Inc.                                             1,338   8,272,110
#   Japan Hotel REIT Investment Corp.                                15,962   7,530,502
#   Japan Logistics Fund, Inc.                                          927   9,641,854
#   Japan Prime Realty Investment Corp.                               5,422  18,018,058
    Japan Real Estate Investment Corp.                                4,121  47,081,579
#   Japan Rental Housing Investments, Inc.                            4,901   3,573,718
#   Japan Retail Fund Investment Corp.                               14,487  29,340,812
#   Kenedix Realty Investment Corp.                                   1,959   8,800,254
    Kenedix Residential Investment Corp.                                527   1,132,086
    MID Reit, Inc.                                                    1,172   2,702,650
    Mori Hills REIT Investment Corp.                                  1,392   9,769,120
#   Mori Trust Sogo Reit, Inc.                                        1,265  11,250,428
    Nippon Accommodations Fund, Inc.                                  1,470  10,539,320
    Nippon Building Fund, Inc.                                        4,863  60,159,679
#   Nomura Real Estate Office Fund, Inc.                              2,509  12,394,468
#   Nomura Real Estate Residential Fund, Inc.                           945   5,433,486
#   Orix JREIT, Inc.                                                 10,968  13,677,853
#   Premier Investment Corp.                                          1,332   5,455,666
#   Sekisui House SI Investment Co.                                     968   4,876,916
    Starts Proceed Investment Corp.                                     117     205,434
    Tokyu REIT, Inc.                                                  1,229   7,593,885

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
JAPAN -- (Continued)
#   Top REIT, Inc.                                                      932 $  4,349,070
#   United Urban Investment Corp.                                    16,307   24,888,305
                                                                            ------------
TOTAL JAPAN                                                                  385,018,425
                                                                            ------------
MALAYSIA -- (0.6%)
    Al-Hadharah Boustead REIT                                       451,400      296,129
    Amanahraya REIT                                                 609,800      196,963
    AmFirst REIT                                                  1,694,840      553,352
    Axis REIT                                                     1,792,934    1,931,950
    CapitaMalls Malaysia Trust                                    6,329,400    3,026,946
    Hektar REIT                                                     125,525       60,458
    IGB REIT                                                      3,170,500    1,205,376
    KLCC Property Holdings Bhd                                      880,600    1,801,668
    Quill Capita Trust                                              564,400      211,063
    Starhill REIT                                                 2,342,700      749,899
    Sunway REIT                                                   7,697,600    3,243,059
    Tower REIT                                                      434,900      212,664
                                                                            ------------
TOTAL MALAYSIA                                                                13,489,527
                                                                            ------------
MEXICO -- (1.2%)
    Fibra Uno Administracion S.A. de C.V.                         8,782,987   27,195,974
                                                                            ------------
NETHERLANDS -- (9.3%)
    Corio NV                                                        482,308   20,995,100
    Eurocommercial Properties NV                                    237,981   10,111,652
#   Nieuwe Steen Investments NV                                     368,651    2,779,576
#   Unibail-Rodamco SE                                              633,736  165,575,512
    Vastned Retail NV                                               125,324    5,791,522
    Wereldhave NV                                                   147,230   11,439,812
                                                                            ------------
TOTAL NETHERLANDS                                                            216,693,174
                                                                            ------------
NEW ZEALAND -- (0.7%)
#   Argosy Property, Ltd.                                         3,428,153    2,603,943
#   DNZ Property Fund, Ltd.                                         515,989      669,145
#   Goodman Property Trust                                        4,960,283    4,215,921
#   Kiwi Income Property Trust                                    5,250,958    4,746,653
    NPT, Ltd.                                                        45,944       23,144
    Precinct Properties New Zealand, Ltd.                         1,282,446    1,053,318
#   Property for Industry, Ltd.                                     832,584      901,467
#   Vital Healthcare Property Trust                               1,292,658    1,377,667
                                                                            ------------
TOTAL NEW ZEALAND                                                             15,591,258
                                                                            ------------
SINGAPORE -- (7.9%)
#   AIMS AMP Capital Industrial REIT                              2,434,120    3,094,750
    Ascendas India Trust                                          2,943,000    1,515,797
    Ascendas REIT                                                13,941,000   26,506,474
    Ascott Residence Trust                                        4,479,000    4,712,029
    Cache Logistics Trust                                         4,699,000    4,512,712
    Cambridge Industrial Trust                                    7,478,231    4,206,863
#   CapitaCommercial Trust                                       13,721,000   16,235,902
    CapitaMall Trust                                             16,554,300   26,887,384

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
SINGAPORE -- (Continued)
#   CapitaRetail China Trust                                      3,183,000 $  3,569,693
    CDL Hospitality Trusts                                        4,131,000    5,532,623
    First REIT                                                    3,199,000    2,852,590
#   Fortune REIT                                                  4,890,000    3,950,844
    Frasers Centrepoint Trust                                     3,238,000    4,826,046
#   Frasers Commercial Trust                                      3,295,200    3,416,768
    Keppel REIT                                                   9,584,526    9,299,560
    Lippo Malls Indonesia Retail Trust                            9,391,000    3,397,248
    Mapletree Commercial Trust                                    8,167,000    8,262,786
#   Mapletree Industrial Trust                                    7,715,000    8,577,208
    Mapletree Logistics Trust                                     9,991,430    8,798,137
#   Parkway Life REIT                                             2,327,000    4,555,270
#   Sabana Shari'ah Compliant Industrial Real Estate Investment
    Trust                                                         1,301,000    1,141,029
#   Saizen REIT                                                   7,958,000    1,171,092
    Starhill Global REIT                                          9,642,000    6,280,263
#   Suntec REIT                                                  14,521,000   19,986,435
                                                                            ------------
TOTAL SINGAPORE                                                              183,289,503
                                                                            ------------
SOUTH AFRICA -- (2.1%)
    Acucap Properties, Ltd.                                         459,449    2,153,043
    Capital Property Fund                                         9,423,574   10,037,894
    Emira Property Fund                                           2,883,138    4,289,733
    Fountainhead Property Trust                                   7,183,721    5,527,432
    Growthpoint Properties, Ltd.                                  4,050,442   10,299,808
    Hyprop Investments, Ltd.                                        141,454    1,047,594
    Investec Property Fund, Ltd.                                     45,712       70,084
    Rebosis Property Fund, Ltd.                                     421,641      504,102
#   Redefine Properties, Ltd.                                     3,432,358    3,519,710
    Resilient Property Income Fund, Ltd.                            815,037    4,460,622
    SA Corporate Real Estate Fund Nominees Pty, Ltd.              8,419,388    3,364,988
    Sycom Property Fund                                             982,146    2,589,384
    Vividend Income Fund, Ltd.                                      488,710      242,935
    Vukile Property Fund, Ltd.                                      828,488    1,435,956
                                                                            ------------
TOTAL SOUTH AFRICA                                                            49,543,285
                                                                            ------------
TAIWAN -- (0.6%)
    Cathay No. 1 REIT                                             8,583,000    5,821,995
    Cathay No. 2 REIT                                             3,622,000    2,088,253
    Fubon No. 1 REIT                                              1,016,000      586,777
    Fubon No. 2 REIT                                              3,822,000    1,777,504
    Gallop No. 1 REIT                                             2,207,000    1,226,453
    Shin Kong No.1 REIT                                           4,652,000    2,244,237
                                                                            ------------
TOTAL TAIWAN                                                                  13,745,219
                                                                            ------------
TURKEY -- (0.6%)
*   Akfen Gayrimenkul Yatirim Ortakligi A.S.                        339,253      244,637
    Akmerkez Gayrimenkul Yatirim Ortakligi A.S.                     104,076      827,297
#   Alarko Gayrimenkul Yatirim Ortakligi A.S.                        35,937      382,638
*   Dogus Gayrimenkul Yatirim Ortakligi A.S.                        350,514      930,883
#   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.                4,275,390    6,123,273
#   Is Gayrimenkul Yatirim Ortakligi A.S.                         2,070,269    1,489,692

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                     SHARES       VALUE++
                                                                   ----------- --------------
TURKEY -- (Continued)
#*    Nurol Gayrimenkul Yatirim Ortakligi A.S.                          74,764 $      216,056
*     Saf Gayrimenkul Yatirim Ortakligi A.S.                         1,503,506        780,089
      Sinpas Gayrimenkul Yatirim Ortakligi A.S.                      1,210,163        665,680
      Torunlar Gayrimenkul Yatirim Ortakligi A.S.                    1,094,028      2,093,192
#*    Vakif Gayrimenkul Yatirim Ortakligi A.S.                         294,818      1,367,130
                                                                               --------------
TOTAL TURKEY                                                                       15,120,567
                                                                               --------------
UNITED KINGDOM -- (14.2%)
      Assura Group, Ltd.                                               303,102        175,113
      Big Yellow Group P.L.C.                                          803,704      6,019,401
      British Land Co. P.L.C.                                        6,331,990     63,151,477
      Derwent London P.L.C.                                            601,385     24,139,933
      Great Portland Estates P.L.C.                                  2,280,278     20,924,819
      Hammerson P.L.C.                                               4,812,805     40,782,360
      Hansteen Holdings P.L.C.                                       3,850,387      6,384,206
      Intu Properties P.L.C.                                         4,019,223     22,167,268
      Land Securities Group P.L.C.                                   5,251,976     83,254,870
      Londonmetric Property P.L.C.                                   3,211,788      6,634,109
      McKay Securities P.L.C.                                          287,070        849,526
      Mucklow A & J Group P.L.C.                                       275,817      2,103,297
      Primary Health Properties P.L.C.                                 472,602      2,454,586
      Safestore Holdings P.L.C.                                      1,049,440      2,490,328
      Segro P.L.C.                                                   4,883,720     25,578,649
      Shaftesbury P.L.C.                                             1,638,837     15,605,115
      Town Centre Securities P.L.C.                                     15,932         56,100
      Workspace Group P.L.C.                                           701,915      5,502,113
                                                                               --------------
TOTAL UNITED KINGDOM                                                              328,273,270
                                                                               --------------
TOTAL COMMON STOCKS                                                             2,144,753,196
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
*     CapitaRetail China Trust Rights 11/13/13                         190,980         14,606
                                                                               --------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)       VALUE+
                                                                   ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund                                15,038,894    174,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
      11/01/13 (Collateralized by $77,480 FNMA, rates ranging
      from 2.500% to 4.500%, maturities ranging from 04/01/27 to
      10/01/43, valued at $70,067) to be repurchased at $68,693    $        69         68,693
                                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL                                               174,068,693
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,051,425,581)                            $2,318,836,495
                                                                               ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
COMMON STOCKS -- (91.3%)
AUSTRALIA -- (5.0%)
#*  Aditya Birla Minerals, Ltd.                                   3,394,541 $ 1,091,484
#*  AED Oil, Ltd.                                                   992,337          --
*   AJ Lucas Group, Ltd.                                            584,687     661,440
    Amalgamated Holdings, Ltd.                                    1,796,125  13,771,370
#   Amcom Telecommunications, Ltd.                                  411,395     805,397
    AP Eagers, Ltd.                                                 429,657   1,910,970
#*  APN News & Media, Ltd.                                        8,524,586   3,743,135
#*  Aquarius Platinum, Ltd.                                         910,133     595,655
    Arrium, Ltd.                                                 21,554,871  28,162,924
#*  ASG Group, Ltd.                                                 311,883     119,608
#   Atlas Iron, Ltd.                                             13,651,759  13,304,218
#   Ausdrill, Ltd.                                                  989,943   1,430,375
#   Ausenco, Ltd.                                                    17,314      26,924
#*  Austal, Ltd.                                                    508,112     362,324
#*  Australian Agricultural Co., Ltd.                            10,083,640  10,725,218
    Australian Pharmaceutical Industries, Ltd.                    6,609,381   4,031,059
*   AVJennings, Ltd.                                                 40,111      23,131
*   AWE, Ltd.                                                     9,864,655  11,638,643
#   Bank of Queensland, Ltd.                                         29,665     338,402
    Beach Energy, Ltd.                                           23,860,593  32,228,454
#*  Billabong International, Ltd.                                 6,953,066   2,587,406
*   BlueScope Steel, Ltd.                                         7,748,619  36,549,293
#   Boart Longyear, Ltd.                                          2,805,992   1,137,277
#*  Boom Logistics, Ltd.                                          4,390,311     768,596
    Breville Group, Ltd.                                          1,323,423  10,065,624
#   Brickworks, Ltd.                                                454,518   6,137,936
    BSA, Ltd.                                                       158,007      19,519
    Calliden Group, Ltd.                                          1,458,137     504,993
#*  Cape Lambert Resources, Ltd.                                  7,444,989     911,624
*   Carnarvon Petroleum, Ltd.                                        40,276       2,815
*   CDS Technologies, Ltd.                                           15,209          --
*   Citigold Corp., Ltd.                                         11,406,919     524,109
    Clough, Ltd.                                                     56,626      77,725
#*  Coal of Africa, Ltd.                                            926,247     119,960
    Cockatoo Coal, Ltd.()                                         1,641,450      88,431
#*  Cockatoo Coal, Ltd.(B0PB4N8)                                  1,256,726      68,128
*   Coffey International, Ltd.                                    1,029,250     237,998
    Collection House, Ltd.                                           25,620      41,659
*   Cooper Energy, Ltd.                                           2,468,890   1,002,749
    Coventry Group, Ltd.                                            578,498   1,569,911
#   Crowe Horwath Australasia, Ltd.                               3,169,818   1,876,144
#   CSG, Ltd.                                                       323,344     298,499
#   CSR, Ltd.                                                     9,522,216  22,481,314
*   Deep Yellow, Ltd.                                             1,821,001      34,206
*   Devine, Ltd.                                                  1,483,785   1,405,605
    Downer EDI, Ltd.                                              5,154,982  23,950,011
#   Echo Entertainment Group, Ltd.                                  485,011   1,217,292
#*  Elders, Ltd.                                                  9,301,839   1,008,743
#   Emeco Holdings, Ltd.                                         11,367,540   3,698,644
#*  Energy Resources of Australia, Ltd.                           2,799,901   3,388,685
*   Eservglobal, Ltd.                                               205,010     102,782

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
AUSTRALIA -- (Continued)
#   Evolution Mining, Ltd.                                          460,693 $   364,059
#   Fairfax Media, Ltd.                                          30,165,023  17,223,406
    FKP Property Group(6349699)                                   2,684,660   4,712,248
    FKP Property Group(BG49KV5)                                   1,713,397   3,028,310
#*  Focus Minerals, Ltd.                                          3,332,343      40,812
    Gazal Corp., Ltd.                                                38,189     105,407
*   Geodynamics, Ltd.                                             1,120,071      95,571
#   Goodman Fielder, Ltd.                                        37,803,693  27,170,325
    GrainCorp, Ltd. Class A                                       2,085,914  24,320,109
#   Grange Resources, Ltd.                                        2,431,723     494,040
#*  Gunns, Ltd.                                                  15,479,938          --
    HFA Holdings, Ltd.                                              153,930     108,265
    HGL, Ltd.                                                       137,263      72,328
#*  Hillgrove Resources, Ltd.                                    10,395,514     882,137
    Hills Holdings, Ltd.                                          2,756,661   4,762,867
    Imdex, Ltd.                                                      38,169      25,962
*   Indophil Resources NL                                         1,863,584     272,452
#*  Infigen Energy, Ltd.                                          5,225,320   1,285,053
#   K&S Corp., Ltd.                                                 157,223     256,700
#*  Kagara, Ltd.                                                 11,222,734   1,272,860
#   Kingsgate Consolidated, Ltd.                                    673,145     904,708
*   Lednium, Ltd.                                                   438,495          --
    Lemarne Corp., Ltd.                                               5,585       2,349
*   Leyshon Resources, Ltd.                                          48,774       5,744
#*  Linc Energy, Ltd.                                             1,893,514   2,566,541
#   Lonestar Resources, Ltd.                                      1,221,060     317,531
*   Macmahon Holdings, Ltd.                                      12,017,712   1,705,258
    Macquarie Telecom Group, Ltd.                                     6,754      53,928
    MaxiTRANS Industries, Ltd.                                    4,380,537   4,553,140
#   McPherson's, Ltd.                                             1,553,082   1,979,453
*   MEO Australia, Ltd.                                           1,258,809      80,947
*   Metals X, Ltd.                                                  820,020     123,608
*   Metgasco, Ltd.                                                  646,617      79,736
#   Mincor Resources NL                                           2,370,883   1,264,170
#*  Mineral Deposits, Ltd.                                          565,509   1,670,094
#*  Mirabela Nickel, Ltd.                                         3,588,940      54,273
#*  Molopo Energy, Ltd.                                           1,648,921     327,053
    Mount Gibson Iron, Ltd.                                      10,950,103   9,184,635
*   Nexus Energy, Ltd.                                           22,310,822   1,643,843
*   Northern Iron, Ltd.                                             115,112      30,851
#   NRW Holdings, Ltd.                                               85,347     112,693
#   Nufarm, Ltd.                                                  2,987,945  13,779,089
    Oakton, Ltd.                                                      9,304      15,522
*   OM Holdings, Ltd.                                               323,217      97,810
*   Otto Energy, Ltd.                                             1,354,768     140,578
#   OZ Minerals, Ltd.                                               801,691   2,732,596
    Pacific Brands, Ltd.                                         25,649,033  17,083,638
#*  Paladin Energy, Ltd.                                         12,753,197   5,038,019
*   Pan Pacific Petroleum NL                                        453,105      50,817
#   Panoramic Resources, Ltd.                                     3,163,719     973,217
#*  PaperlinX, Ltd.                                              11,057,911     553,704
#*  Perilya, Ltd.                                                   379,170     121,903

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
AUSTRALIA -- (Continued)
*   Petsec Energy, Ltd.                                             229,867 $     20,839
#*  Platinum Australia, Ltd.                                      1,963,690       54,083
*   PMP, Ltd.                                                     6,456,626    2,462,351
#   Premier Investments, Ltd.                                     1,553,481   11,707,272
#   Primary Health Care, Ltd.                                    10,254,873   47,843,315
    Prime Media Group, Ltd.                                       1,812,495    1,728,729
#   PrimeAg Australia, Ltd.                                       1,407,029      588,061
#   Programmed Maintenance Services, Ltd.                         1,923,696    5,013,277
#*  Ramelius Resources, Ltd.                                      2,068,208      261,431
#   RCR Tomlinson, Ltd.                                             121,556      407,405
#   Regional Express Holdings, Ltd.                                  21,861       21,313
    Resolute Mining, Ltd.                                         1,789,110    1,083,059
#*  Resource Generation, Ltd.                                       607,387      132,354
#   Ridley Corp., Ltd.                                            8,052,689    6,499,018
*   Roc Oil Co., Ltd.                                             1,734,273      793,315
*   Saracen Mineral Holdings, Ltd.                                1,219,967      269,127
#   Select Harvests, Ltd.                                           268,256    1,066,514
    Service Stream, Ltd.                                          2,847,386      617,207
#   Seven Group Holdings, Ltd.                                      568,548    4,478,282
    Seven West Media, Ltd.                                        3,243,404    7,727,755
    Sigma Pharmaceuticals, Ltd.                                  13,570,604    7,315,097
#*  Sims Metal Management, Ltd.                                      57,360      543,328
    Southern Cross Media Group, Ltd.                             10,034,456   17,906,621
*   Straits Resources, Ltd.                                       1,505,686       12,718
#   STW Communications Group, Ltd.                                3,491,470    5,251,987
#   Sunland Group, Ltd.                                           5,108,129    7,729,565
    Swick Mining Services, Ltd.                                     440,732      139,727
#*  Tap Oil, Ltd.                                                 5,076,579    2,612,433
    Tassal Group, Ltd.                                            1,633,424    4,801,362
#*  Ten Network Holdings, Ltd.                                   13,067,286    3,463,575
    TFS Corp., Ltd.                                                 299,758      212,788
*   Toro Energy, Ltd.                                             2,101,506      164,695
#   Transfield Services, Ltd.                                     4,843,556    6,108,994
*   Transpacific Industries Group, Ltd.                          16,723,581   18,100,167
*   Unity Mining, Ltd.                                            8,423,723      484,508
    UXC, Ltd.                                                     4,632,797    4,177,155
    Village Roadshow, Ltd.                                        3,141,833   20,870,955
#*  Virgin Australia Holdings, Ltd.                              39,419,376   15,476,466
    Virgin Australia Holdings, Ltd. (B7L5734)                    39,419,376           37
*   Watpac, Ltd.                                                  1,651,319    1,539,729
    WDS, Ltd.                                                       374,097      297,096
*   WestSide Corp., Ltd.                                              3,381          640
#*  Whitehaven Coal, Ltd.                                           537,567      823,439
                                                                            ------------
TOTAL AUSTRALIA                                                              611,396,557
                                                                            ------------
AUSTRIA -- (0.8%)
#*  A-TEC Industries AG                                             202,339           --
    Agrana Beteiligungs AG                                           90,580   11,044,348
    Austria Technologie & Systemtechnik AG                           97,894      933,138
#   Flughafen Wien AG                                               201,386   15,535,797
    Frauenthal Holding AG                                             4,402       55,072
    Linz Textil Holding AG                                              212      142,832

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
AUSTRIA -- (Continued)
    Mayr Melnhof Karton AG                                          51,373 $ 5,729,025
    Oberbank AG                                                     38,337   2,499,165
    POLYTEC Holding AG                                              20,898     201,163
#   Strabag SE                                                     300,558   7,900,177
#   UNIQA Insurance Group AG                                       150,914   1,844,988
#   Wienerberger AG                                              2,775,318  48,140,566
*   Wolford AG                                                       2,273      60,606
    Zumtobel AG                                                     26,519     473,237
                                                                           -----------
TOTAL AUSTRIA                                                               94,560,114
                                                                           -----------
BELGIUM -- (0.7%)
    Ackermans & van Haaren NV                                       33,385   3,615,684
*   AGFA-Gevaert NV                                              4,354,728  10,341,584
#   Banque Nationale de Belgique                                     4,407  17,279,509
    Cie d'Entreprises CFE                                           10,573     835,478
    Cie Immobiliere de Belgique SA                                  44,959   2,196,148
    Cie Maritime Belge SA                                           87,029   2,316,504
    D'ieteren SA                                                   207,657   9,785,587
#*  Deceuninck NV                                                1,187,588   2,819,581
#*  Euronav NV                                                     339,433   2,391,283
*   Floridienne SA                                                   1,804     168,859
    Gimv NV                                                         11,403     577,923
    Jensen-Group NV                                                 39,834     586,174
#   NV Bekaert SA                                                  261,974  10,969,592
#   Nyrstar                                                      2,045,802   8,394,001
*   Papeteries Catala SA                                               188       1,510
*   RealDolmen NV/SA                                                12,927     303,208
    Recticel SA                                                    491,207   3,297,658
*   RHJ International                                              178,366     932,794
*   Roularta Media Group NV                                         26,889     431,564
    Sapec                                                            4,163     264,518
    Sioen Industries NV                                            100,174   1,186,645
#   Tessenderlo Chemie NV                                          451,649  11,305,457
                                                                           -----------
TOTAL BELGIUM                                                               90,001,261
                                                                           -----------
CANADA -- (8.1%)
#*  5N Plus, Inc.                                                  364,982     955,643
    Aastra Technologies, Ltd.                                       73,226   1,991,742
*   Advantage Oil & Gas, Ltd.                                    4,607,988  18,738,665
    Aecon Group, Inc.                                              907,835  12,581,610
#   AGF Management, Ltd. Class B                                 1,046,497  13,820,806
*   AgJunction, Inc.                                               913,927     902,839
    Aimia, Inc.                                                  1,307,375  23,109,309
#*  Ainsworth Lumber Co., Ltd.                                     639,841   2,417,852
#*  Air Canada Class A                                             391,135   2,157,029
    Akita Drilling, Ltd. Class A                                     9,400     138,388
    Alacer Gold Corp.                                            1,140,315   3,160,706
    Algoma Central Corp.                                           245,010   3,564,765
#   Alliance Grain Traders, Inc.                                   153,192   2,365,503
*   Altius Minerals Corp.                                           85,248     884,653
    Amerigo Resources, Ltd.                                      2,524,794     968,607
*   Anderson Energy, Ltd.                                        3,417,571     475,277

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CANADA -- (Continued)
    Andrew Peller, Ltd. Class A                                      12,423 $   164,425
#*  Angle Energy, Inc.                                              781,791   2,811,793
*   Antrim Energy, Inc.                                           2,742,871     249,914
*   Atrium Innovations, Inc.                                        277,811   5,059,829
*   ATS Automation Tooling Systems, Inc.                          1,799,384  24,885,740
*   Aura Minerals, Inc.                                             242,910      27,957
#   AuRico Gold, Inc.                                             1,573,598   6,534,963
*   Axia NetMedia Corp.                                              37,065      82,118
*   B2Gold Corp.                                                      8,150      20,167
#*  Ballard Power Systems, Inc.                                   2,004,901   2,711,275
#*  Bellatrix Exploration, Ltd.                                   1,695,904  12,703,218
*   BlackPearl Resources, Inc.                                       50,972      94,841
*   BNK Petroleum, Inc.                                              69,627     108,182
*   Boralex, Inc. Class A                                           653,728   6,577,094
#*  Brigus Gold Corp.                                             1,517,260   1,135,053
*   Calvalley Petroleums, Inc. Class A                              175,110     258,639
#   Canaccord Financial, Inc.                                     1,350,492   8,574,552
#*  Canacol Energy, Ltd.                                            127,879     587,484
#*  Canada Lithium Corp.                                            714,149     270,550
*   Canam Group, Inc. Class A                                       918,446   9,953,906
*   Canfor Corp.                                                  2,000,533  41,463,116
*   Cangene Corp.                                                    13,825      33,149
    CanWel Building Materials Group, Ltd.                            43,098     119,458
#   Capstone Infrastructure Corp.                                 1,324,597   4,992,726
#*  Capstone Mining Corp.                                         5,183,236  13,770,262
*   Cardero Resource Corp.                                          241,728      30,139
    Cascades, Inc.                                                2,141,123  11,992,671
    Cathedral Energy Services, Ltd.                                  11,679      69,112
    CCL Industries, Inc. Class B                                    255,066  17,515,682
*   Celestica, Inc.                                               4,266,945  46,858,025
#*  Cequence Energy, Ltd.                                         2,799,117   5,100,774
#*  China Gold International Resources Corp., Ltd.                  815,611   2,190,295
*   Chinook Energy, Inc.                                             97,594      81,434
    Churchill Corp. Class A                                         123,665   1,174,204
#   Clarke, Inc.                                                    205,960   1,544,725
*   Claude Resources, Inc.                                          713,457     130,012
#   Colabor Group, Inc.                                             210,414     936,384
*   COM DEV International, Ltd.                                     395,301   1,592,350
#*  Connacher Oil and Gas, Ltd.                                  10,993,728   2,056,085
*   Copper Mountain Mining Corp.                                     17,900      29,529
*   Corridor Resources, Inc.                                        119,285      88,092
    Cott Corp.                                                    1,400,427  11,470,433
#*  Crew Energy, Inc.                                             2,023,517  11,760,910
#*  Delphi Energy Corp.                                           3,444,618   5,352,018
#*  Denison Mines Corp.                                           5,002,185   5,517,204
*   Dominion Diamond Corp.                                          506,379   6,838,168
    Dorel Industries, Inc. Class B                                  842,000  31,284,784
#*  DragonWave, Inc.                                                 65,610      94,389
#*  Dundee Precious Metals, Inc.                                    320,923   1,369,690
*   Dynasty Metals & Mining, Inc.                                     4,528       3,083
    E-L Financial Corp., Ltd.                                         1,293     859,656
#*  Eastern Platinum, Ltd.                                        3,820,171     219,834

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
#*  Endeavour Mining Corp.                                       1,737,491 $ 1,033,179
*   Energy Fuels, Inc.                                           8,164,823   1,096,317
    Ensign Energy Services, Inc.                                   161,705   2,763,711
#*  Epsilon Energy, Ltd.                                            52,300     159,511
    Equal Energy, Ltd.                                             365,960   1,737,402
    Equitable Group, Inc.                                           42,766   2,005,714
*   Essential Energy Services Trust                              1,973,676   5,584,179
#*  EXFO, Inc.                                                       8,639      48,719
*   Formation Metals, Inc.                                         215,961      18,641
#*  Fortress Paper, Ltd. Class A                                    12,405      68,649
#*  Gasfrac Energy Services, Inc.                                   35,005      47,674
*   Genesis Land Development Corp.                                  12,254      42,192
#   Genworth MI Canada, Inc.                                       218,403   6,872,683
    Glacier Media, Inc.                                             22,800      30,833
#*  GLG Life Tech Corp.                                             24,267      12,801
*   GLV, Inc. Class A                                              158,231     614,622
#*  Golden Star Resources, Ltd.                                  1,786,705     891,082
*   Gran Tierra Energy, Inc.                                       499,721   3,767,139
    Guardian Capital Group, Ltd. Class A                            15,961     229,622
    Heroux-Devtek, Inc.                                            405,277   3,634,336
#   HudBay Minerals, Inc.                                        4,203,616  34,269,157
#   IBI Group, Inc.                                                 25,704      46,100
    Indigo Books & Music, Inc.                                       4,800      51,791
*   International Forest Products, Ltd. Class A                  1,006,072  11,395,684
    Intertape Polymer Group, Inc.                                  748,842  10,773,155
*   Ithaca Energy, Inc.                                          2,818,997   6,596,991
#*  Ivanhoe Energy, Inc.                                           244,061     166,195
#*  Jaguar Mining, Inc.                                          1,317,566     240,097
*   Katanga Mining, Ltd.                                           363,169     191,572
*   Kingsway Financial Services, Inc.                              303,286     971,539
#*  Kirkland Lake Gold, Inc.                                        20,200      70,520
#*  Lake Shore Gold Corp.                                        4,647,491   1,760,667
*   Laramide Resources, Ltd.                                       270,748      97,377
#   Laurentian Bank of Canada                                      740,008  33,038,289
*   Le Chateau, Inc. Class A                                         8,700      36,547
*   Legacy Oil + Gas, Inc.                                       3,448,734  23,352,095
#   Lightstream Resources, Ltd.                                  3,568,360  22,930,047
    Linamar Corp.                                                  815,173  27,410,891
#   Liquor Stores N.A., Ltd.                                        56,735     817,846
#*  Long Run Exploration, Ltd.                                   1,786,903   9,940,095
    Martinrea International, Inc.                                  506,717   5,370,185
*   Maxim Power Corp.                                                3,832      14,186
*   Mega Uranium, Ltd.                                           2,701,865     142,524
    Melcor Developments, Ltd.                                       16,044     301,445
*   Mercator Minerals, Ltd.                                      2,135,959     153,644
*   MGM Energy Corp.                                               118,477      20,454
#   Migao Corp.                                                    882,655     863,481
    Nevsun Resources, Ltd.                                         130,660     476,198
#   New Flyer Industries, Inc.                                      14,862     154,086
*   New Millennium Iron Corp.                                        7,500       5,107
    Newalta Corp.                                                  917,674  14,302,213
#*  Niko Resources, Ltd.                                           214,057     687,758

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
CANADA -- (Continued)
*   Nordion, Inc.                                                  711,107 $ 5,885,823
#*  North American Palladium, Ltd.                                 247,616     225,613
*   NuVista Energy, Ltd.                                         2,335,772  14,897,505
#*  OceanaGold Corp.                                             4,640,507   7,744,192
*   Orvana Minerals Corp.                                           58,211      23,169
#*  Osisko Mining Corp.                                             89,600     437,409
    Pan American Silver Corp.                                      272,185   2,892,447
*   Parex Resources, Inc.                                           99,495     575,414
*   Patheon, Inc.                                                   20,775     112,777
#*  Perpetual Energy, Inc.                                          66,600      70,263
#*  Petrobank Energy & Resources, Ltd.                           2,486,847     882,495
#   Petrominerales, Ltd.                                           736,605   8,470,622
*   Phoscan Chemical Corp.                                       3,014,654     838,488
*   Polaris Minerals Corp.                                          19,500      32,729
#*  Poseidon Concepts Corp.                                        581,697       1,687
#   Precision Drilling Corp.                                        14,400     152,335
    Primary Energy Recycling Corp.                                     600       2,739
#*  Primero Mining Corp.                                         1,468,193   8,364,328
    Pulse Seismic, Inc.                                            724,294   2,604,999
#   QLT, Inc.                                                    1,077,170   4,659,317
#*  Questerre Energy Corp. Class A                                 738,449     970,292
*   Ram Power Corp.                                              1,161,374     155,941
*   Richmont Mines, Inc.                                            13,234      17,262
*   RMP Energy, Inc.                                             2,400,508  14,366,441
#*  Rock Energy, Inc.                                               70,261     210,247
#   RONA, Inc.                                                   3,166,544  37,112,327
*   San Gold Corp.                                                 335,642      46,677
#*  Santonia Energy, Inc.                                        2,280,182   4,439,428
#   Savanna Energy Services Corp.                                2,215,963  16,662,495
*   Scorpio Mining Corp.                                            34,905       9,206
    Sears Canada, Inc.                                               8,415     117,026
#   SEMAFO, Inc.                                                    41,400     112,369
#   Sherritt International Corp.                                 7,439,581  25,472,886
*   Shore Gold, Inc.                                             2,959,545     454,157
*   Sierra Wireless, Inc.                                          846,527  15,328,662
#*  Silver Standard Resources, Inc.                              1,280,634   7,209,823
#*  Sonde Resources Corp.                                          514,560     404,680
*   Southern Pacific Resource Corp.                                113,500      70,757
#   Sprott Resource Corp.                                        2,192,013   5,970,668
#   Sprott, Inc.                                                 1,578,971   3,997,970
#   Spyglass Resources Corp.                                     1,734,983   3,461,147
*   St Andrew Goldfields, Ltd.                                     735,397     201,015
#*  Stornoway Diamond Corp.                                        208,713     184,162
    Strad Energy Services, Ltd.                                      3,100      10,822
#   Superior Plus Corp.                                            416,352   4,440,449
#   Surge Energy, Inc.                                             272,799   1,821,015
*   Taseko Mines, Ltd.                                             320,088     785,906
*   Tembec, Inc.                                                   453,676   1,161,766
#*  Teranga Gold Corp.                                             832,294     483,604
#*  Tethys Petroleum, Ltd.                                         313,719     198,585
#*  Thompson Creek Metals Co., Inc.                              4,407,549  14,203,582
*   TLC Vision Corp.                                               829,259          --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
CANADA -- (Continued)
#   TORC Oil & Gas, Ltd.                                            267,987 $  2,567,679
    Torstar Corp. Class B                                           518,887    2,786,906
#   Transcontinental, Inc. Class A                                1,629,923   26,028,119
*   TransGlobe Energy Corp.                                          22,581      204,445
    Trinidad Drilling, Ltd.                                       2,991,070   28,974,063
#*  Tuscany International Drilling, Inc.                            155,582       19,398
#   Twin Butte Energy, Ltd.                                          47,300      100,711
#*  Uex Corp.                                                       569,815      191,277
    Uni-Select, Inc.                                                 16,902      392,297
#*  US Silver & Gold, Inc.                                            5,500        2,901
    Valener, Inc.                                                   229,255    3,410,296
*   Wesdome Gold Mines, Ltd.                                         23,000       14,559
    West Fraser Timber Co., Ltd.                                    640,761   58,732,584
    Western Energy Services Corp.                                    87,206      658,237
    Westjet Airlines, Ltd.                                           92,133    2,409,694
    Whistler Blackcomb Holdings, Inc.                                39,397      547,889
    Whitecap Resources, Inc.                                         19,097      221,805
*   Xtreme Drilling and Coil Services Corp.                          93,403      314,434
#   Zargon Oil & Gas, Ltd.                                           55,190      408,109
                                                                            ------------
TOTAL CANADA                                                                 981,831,550
                                                                            ------------
CHINA -- (0.0%)
    Century Sunshine Group Holdings, Ltd.                         2,241,833      222,997
*   China WindPower Group, Ltd.                                  20,475,159      831,662
#*  Hanfeng Evergreen, Inc.                                         707,267      678,336
*   Shougang Concord Century Holdings, Ltd.                         354,115       14,126
*   Superb Summit International Group, Ltd.                      69,640,000    3,053,758
                                                                            ------------
TOTAL CHINA                                                                    4,800,879
                                                                            ------------
COLOMBIA -- (0.0%)
*   Platino Energy Corp.                                             55,920       32,180
                                                                            ------------
DENMARK -- (1.4%)
*   Alm Brand A.S.                                                2,279,674    8,923,117
*   Auriga Industries Class B                                        11,962      469,432
    Brodrene Hartmann A.S.                                           49,034    1,236,818
    D/S Norden A.S.                                                 659,664   29,014,593
    Dfds A.S.                                                        91,074    6,630,553
    Djurslands Bank A.S.                                              6,785      217,965
*   East Asiatic Co., Ltd. A.S.                                     122,518    2,093,858
*   GPV Industri A.S. Series B                                        6,000           --
#*  Greentech Energy Systems A.S.                                    16,712       44,366
*   H+H International A.S. Class B                                   58,677      331,198
    Harboes Bryggeri A.S. Class B                                    20,575      287,335
*   Jyske Bank A.S.                                                 114,044    6,448,023
    Lan & Spar Bank                                                   5,706      307,048
    NKT Holding A.S.                                                 12,448      604,096
    Nordjyske Bank A.S.                                              13,580      274,193
    Norresundby Bank A.S.                                             5,455      213,046
    PER Aarsleff A.S. Class B                                        39,856    4,963,130
    Schouw & Co.                                                    307,810   11,479,624
*   Spar Nord Bank A.S.                                             409,882    3,661,706

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
DENMARK -- (Continued)
*   Sydbank A.S.                                                    211,224 $  6,245,823
*   TK Development A.S.                                           1,047,298    1,305,603
*   TopoTarget A.S.                                                 238,856      111,757
#*  Torm A.S.                                                       867,179      269,382
#*  Vestas Wind Systems A.S.                                      3,314,030   88,805,540
#*  Vestjysk Bank A.S.                                              135,239      308,678
                                                                            ------------
TOTAL DENMARK                                                                174,246,884
                                                                            ------------
FINLAND -- (2.2%)
    Afarak Group Oyj                                                    996          474
#   Ahlstrom Oyj                                                     50,307      624,447
#   Aktia Bank Oyj                                                   40,429      419,118
    Amer Sports Oyj                                                  53,773    1,103,278
    Apetit Oyj                                                       64,219    1,657,330
    Atria P.L.C.                                                    118,246    1,308,222
    Bank of Aland P.L.C. Class A                                      5,030       83,815
#   Cargotec Oyj                                                     21,458      783,551
    Cramo Oyj                                                       204,757    4,093,815
    Digia P.L.C.                                                     29,872      161,710
*   Efore Oyj                                                        54,004       52,644
    eQ P.L.C.                                                        28,952       96,173
    Finnair Oyj                                                   1,258,678    4,804,350
*   Finnlines Oyj                                                   614,000    5,560,443
    Fiskars Oyj Abp                                                  93,883    2,403,477
    HKScan Oyj Class A                                              400,047    1,830,800
    Huhtamaki Oyj                                                 1,837,503   44,168,925
    Kemira Oyj                                                    1,958,402   31,444,271
    Kesko Oyj Class A                                                 3,115      107,239
    Kesko Oyj Class B                                               307,724   10,225,676
#   Lemminkainen Oyj                                                 88,042    1,767,616
#   Metsa Board Oyj                                               4,530,939   17,581,511
*   Munksjo Oyj                                                      12,577       80,338
#   Neste Oil Oyj                                                 1,790,500   35,502,652
    Okmetic Oyj                                                     297,467    2,165,824
    Oriola-KD Oyj Class B                                           492,492    1,597,157
#*  Outokumpu Oyj                                                25,491,380   14,156,586
    Pohjola Bank P.L.C. Class A                                   2,317,182   42,197,505
    Raisio P.L.C. Class V                                         1,408,322    8,194,788
#   Rautaruukki Oyj                                               1,999,620   17,295,276
#   Saga Furs Oyj                                                    18,354    1,097,023
#   Sanoma Oyj                                                    1,004,150    8,712,254
    Sievi Capital P.L.C.                                             11,900       17,142
    SRV Group P.L.C.                                                    295        1,652
#   Stockmann Oyj Abp                                                13,815      220,578
*   Talvivaara Mining Co. P.L.C.                                     21,385        2,125
    Tikkurila Oyj                                                   237,084    6,146,748
*   Viking Line Abp                                                  16,240      398,685
                                                                            ------------
TOTAL FINLAND                                                                268,065,218
                                                                            ------------
FRANCE -- (3.4%)
#*  Air France-KLM                                                3,419,028   35,657,618
#*  Alcatel-Lucent                                                5,040,910   19,312,005

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
FRANCE -- (Continued)
    Altamir                                                         68,975 $   940,578
    April                                                            3,632      77,218
    Aubay                                                           68,462     639,159
*   Bigben Interactive                                               2,397      24,008
    Bonduelle SCA                                                  177,232   4,422,343
    Bongrain SA                                                    139,659  10,214,192
#   Bourbon SA                                                      60,058   1,711,646
#*  Boursorama                                                     162,370   1,629,310
    Burelle SA                                                      11,385   9,043,929
*   Cegedim SA                                                      11,946     315,608
    Cegid Group                                                     49,655   1,449,717
*   CGG                                                            459,948  10,109,614
#*  Chargeurs SA                                                    11,613      85,985
    Cie des Alpes                                                   35,887     729,799
    Ciments Francais SA                                             56,643   4,056,822
*   Club Mediterranee SA                                           401,470   9,472,012
*   Derichebourg SA                                                 73,248     255,985
    Devoteam SA                                                      6,235     110,889
#   Eramet                                                           9,184     872,123
    Esso SA Francaise                                               34,669   2,231,275
*   Faurecia                                                         1,185      34,535
    Fleury Michon SA                                                17,597   1,106,517
    Gaumont SA                                                      22,166   1,080,497
    Gevelot SA                                                       4,329     408,643
    Groupe Crit                                                      5,037     213,894
#   Groupe Flo                                                      41,837     184,086
*   Groupe Fnac                                                      5,265     147,139
*   Groupe Partouche SA                                             10,231      11,519
    Groupe Steria SCA                                              576,567  10,653,470
    Guerbet                                                         11,535   1,566,342
*   Haulotte Group SA                                                2,794      34,054
    Havas SA                                                     5,005,668  41,624,191
*   Hi-Media SA                                                    420,966   1,073,722
*   Immobiliere Hoteliere SA                                        27,700      44,944
    Jacquet Metal Service                                          232,110   3,899,880
#   Korian                                                           6,874     214,725
    Lagardere SCA                                                   38,472   1,397,659
    LISI                                                            51,119   7,889,784
    Manitou BF SA                                                    5,976     112,563
    Manutan International                                           23,100   1,410,254
    Medica SA                                                       67,813   1,742,591
    Mersen                                                         151,331   5,535,686
    MGI Coutier                                                     10,254   1,257,491
    Montupet                                                       153,485   5,765,668
*   Mr Bricolage                                                   114,065   1,564,517
#   Nexans SA                                                      580,149  25,794,022
    Nexity SA                                                      505,901  19,808,307
*   NicOx SA                                                        21,199      71,105
*   Orco Property Group                                            207,986     626,946
    Paris Orleans SA                                                   269       6,636
#*  Peugeot SA                                                   2,133,732  28,069,191
#*  Pierre & Vacances SA                                            89,778   2,411,062

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
FRANCE -- (Continued)
    Plastic Omnium SA                                              945,486 $ 27,011,626
    PSB Industries SA                                               14,426      587,254
    Rallye SA                                                      498,438   21,211,504
#*  Recylex SA                                                      78,898      355,142
    Remy Cointreau SA                                               20,490    2,018,296
    Robertet SA                                                        409       99,895
    Sa des Ciments Vicat                                            17,300    1,292,646
    Saft Groupe SA                                                     405       12,843
    Samse SA                                                           243       24,067
    Seche Environnement SA                                          23,615      946,069
    Securidev SA                                                    16,908      803,162
#*  Sequana SA                                                     251,049    2,078,984
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco    70,232    3,836,617
    Societe Television Francaise 1                                  37,037      713,626
#*  SOITEC                                                       3,532,844    7,985,209
#*  Spir Communication                                              26,393      538,809
#*  Ste Industrielle d'Aviation Latecoere SA                       154,833    2,782,158
#   Sword Group                                                     49,551    1,044,169
*   Technicolor SA                                                 971,063    5,239,786
    Teleperformance                                                588,082   31,130,084
#*  Theolia SA                                                   1,162,773    2,178,680
    Tonnellerie Francois Freres                                      5,276      435,134
    Touax SA                                                         3,807      101,948
*   Trigano SA                                                     148,926    3,160,873
*   UBISOFT Entertainment                                          970,240   12,445,873
*   Valneva SE                                                      18,863      122,643
#   Vilmorin & Cie                                                  12,585    1,484,689
    Vranken-Pommery Monopole SA                                     89,380    2,892,116
                                                                           ------------
TOTAL FRANCE                                                                411,657,377
                                                                           ------------
GERMANY -- (4.9%)
*   Aareal Bank AG                                               1,133,243   43,463,385
*   ADVA Optical Networking SE                                      54,543      291,151
#*  Air Berlin P.L.C.                                              152,819      352,028
#   Allgeier SE                                                      3,683       77,535
    Analytik Jena AG                                               116,268    2,330,681
*   AS Creation Tapeten                                             22,155    1,159,037
#*  Asian Bamboo AG                                                 47,651      154,181
    Aurubis AG                                                   1,045,010   65,840,809
#   Balda AG                                                       642,720    3,987,959
#   Bauer AG                                                       192,463    4,720,270
    BayWa AG                                                        45,517    2,318,046
    Bechtle AG                                                      62,381    4,000,383
    Bilfinger SE                                                   536,449   59,529,913
    Biotest AG                                                      48,894    4,042,900
    Borussia Dortmund GmbH & Co. KGaA                                3,693       19,072
    CAT Oil AG                                                      19,488      475,535
#   Celesio AG                                                     795,201   24,722,724
    CENTROTEC Sustainable AG                                           354        8,801
    Comdirect Bank AG                                              219,178    2,491,037
*   Constantin Medien AG                                            15,828       35,403
    CropEnergies AG                                                 53,703      502,412

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
GERMANY -- (Continued)
    DAB Bank AG                                                     14,585 $    73,413
    Data Modul AG                                                   21,919     476,684
    DEAG Deutsche Entertainment                                    181,910   1,012,947
*   Deufol SE                                                      196,029     359,432
    Deutsche Beteiligungs AG                                         6,406     168,176
*   Deutz AG                                                     1,149,381  10,901,753
#   DMG MORI SEIKI AG                                            1,062,646  34,930,760
    Dr Hoenle AG                                                        36         598
    Duerr AG                                                       144,287  12,627,810
    DVB Bank SE                                                     23,263     766,565
    Eckert & Ziegler AG                                             43,362   1,763,850
    Elmos Semiconductor AG                                         153,804   2,020,353
    Euromicron AG                                                   20,818     493,408
*   First Sensor AG                                                  4,788      48,389
#   Freenet AG                                                     528,207  13,720,061
    Gesco AG                                                           161      16,375
    GFT Technologies AG                                            331,463   2,719,565
#*  Gigaset AG                                                      30,061      41,349
    Grammer AG                                                     273,850  12,742,133
*   H&R AG                                                           2,742      33,191
*   Hansa Group AG                                                     482         960
#*  Heidelberger Druckmaschinen AG                               5,333,749  14,259,079
    Homag Group AG                                                   7,574     182,833
    Hornbach Baumarkt AG                                               282      10,135
    Indus Holding AG                                                45,049   1,618,796
    Isra Vision AG                                                  53,422   2,561,769
*   IVG Immobilien AG                                            1,446,145     138,374
    Jenoptik AG                                                    960,335  16,776,868
#*  Joyou AG                                                        20,275     384,933
*   Kampa AG                                                        31,214       1,865
*   Kloeckner & Co. SE                                           2,633,338  37,144,416
    Koenig & Bauer AG                                               40,393     770,814
    Kontron AG                                                     915,777   6,263,846
    Krones AG                                                       13,621   1,192,206
    KSB AG                                                           6,000   3,931,036
    KWS Saat AG                                                     17,150   6,124,404
#   Leifheit AG                                                     53,391   2,177,990
    Leoni AG                                                        66,347   4,490,623
#*  Manz AG                                                         45,610   3,292,193
*   Mediclin AG                                                    845,838   4,964,114
#*  Medigene AG                                                     11,673      60,517
    MLP AG                                                           3,727      23,255
*   Mosaic Software AG                                              12,800          --
    Nexus AG                                                       193,658   2,708,518
#*  Nordex SE                                                    1,167,235  20,457,707
*   Osram Licht AG                                                     384      19,888
*   Patrizia Immobilien AG                                         238,504   2,233,931
    PNE Wind AG                                                    173,562     686,919
    Progress-Werk Oberkirch AG                                       1,190      67,719
    Rheinmetall AG                                                 598,463  36,999,091
    RIB Software AG                                                  5,678      50,593
*   Rohwedder AG                                                    44,910          --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
GERMANY -- (Continued)
*   SAF-Holland SA                                                 565,795 $  8,043,289
    Salzgitter AG                                                  450,843   19,841,308
#*  Singulus Technologies AG                                     1,190,542    2,913,196
    Sixt SE                                                        279,213    8,413,757
#   SKW Stahl-Metallurgie Holding AG                                55,293      899,462
#*  Sky Deutschland AG                                             220,324    2,171,264
#   SMA Solar Technology AG                                         16,100      656,293
#*  Solarworld AG                                                1,454,456    1,551,165
*   Stroeer Media AG                                                 3,943       68,122
#*  Suss Microtec AG                                               335,382    3,556,559
    Syzygy AG                                                      148,692      895,098
#   TAG Immobilien AG                                              733,863    8,864,660
#   Technotrans                                                     47,762      506,815
#*  TUI AG                                                       3,423,151   45,350,838
    UMS United Medical Systems International AG                     61,893      804,800
*   Verbio AG                                                       71,199      102,278
    VTG AG                                                          66,858    1,394,412
#   Wacker Chemie AG                                                33,217    3,119,341
    Wacker Neuson SE                                               404,941    6,220,224
                                                                           ------------
TOTAL GERMANY                                                               600,408,347
                                                                           ------------
GREECE -- (0.2%)
*   Alapis Holding Industrial and Commercial SA of
    Pharmaceutical Chemical Products                               173,961        9,684
*   Alpha Bank AE                                                2,811,286    2,518,158
*   Atlantic Supermarkets SA                                       129,593           --
*   Bank of Cyprus P.L.C.                                        3,206,782           --
*   Ellaktor SA                                                    724,725    3,149,548
*   Elval - Hellenic Aluminium Industry SA                          22,597       60,829
*   Ergas SA                                                       104,948           --
*   Etma Rayon SA                                                   39,176           --
*   GEK Terna Holding Real Estate Construction SA                  596,933    2,541,373
*   Halcor SA                                                      101,237      118,581
*   Intracom Holdings SA                                         1,814,075    1,405,289
*   J&P-Avax SA                                                     93,770      222,399
*   Marfin Investment Group Holdings SA                          9,731,805    6,204,659
*   Michaniki SA                                                   986,718      133,972
*   National Bank of Greece SA                                     206,758    1,174,350
*   Proton Bank SA                                                 755,752           --
*   Sanyo Hellas Holding SA                                        458,186           --
*   Sidenor Steel Products Manufacturing Co. SA                     69,599      161,137
*   T Bank SA                                                    1,210,617           --
*   Technical Olympic SA                                             1,336        3,012
*   Themeliodomi S.A.                                              140,360           --
    Thrace Plastics Co. SA                                           3,300        6,237
*   TT Hellenic Postbank SA                                         70,453           --
*   Viohalco Hellenic Copper and Aluminum Industry SA              154,343    1,527,793
                                                                           ------------
TOTAL GREECE                                                                 19,237,021
                                                                           ------------
HONG KONG -- (2.1%)
    Alco Holdings, Ltd.                                             88,000       18,735
    Allan International Holdings                                    10,000        3,182

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
HONG KONG -- (Continued)
    Allied Group, Ltd.                                             2,157,000 $ 8,068,232
    Allied Properties HK, Ltd.                                    40,152,372   6,629,051
*   Apac Resources, Ltd.                                          14,000,000     272,744
    APT Satellite Holdings, Ltd.                                     895,750     973,025
#   Asia Financial Holdings, Ltd.                                  4,238,106   1,781,264
    Asia Standard Hotel                                            2,275,800     231,990
    Asia Standard International Group                              4,381,756     993,828
    Associated International Hotels, Ltd.                          1,683,000   4,952,702
*   Bel Global Resources Holdings, Ltd.                           16,756,000          --
    Century City International Holdings, Ltd.                     31,035,300   2,361,773
    Champion Technology Holdings, Ltd.                           120,023,689   2,495,573
    Chen Hsong Holdings                                            2,048,000     646,825
    Cheuk Nang Holdings, Ltd.                                      4,166,545   3,753,968
*   Cheung Wo International Holdings, Ltd.                           168,000      17,960
    Chevalier International Holdings, Ltd.                         2,485,903   4,371,935
*   China Billion Resources, Ltd.                                 64,707,136          --
*   China Daye Non-Ferrous Metals Mining, Ltd.                       826,000      21,631
*   China Energy Development Holdings, Ltd.                       25,012,000     290,808
    China Motor Bus Co., Ltd.                                         38,600     333,551
*   China Renji Medical Group, Ltd.                              157,788,000     876,921
    Chinney Investment, Ltd.                                       1,924,000     295,792
    Chuang's China Investments, Ltd.                              20,098,000   1,320,975
    Chuang's Consortium International, Ltd.                       24,501,773   3,068,559
    Chun Wo Development Holdings, Ltd.                             6,817,143     434,934
*   Cosmos Machinery Enterprises, Ltd.                               139,400       9,538
    CSI Properties, Ltd.                                         103,115,476   3,586,711
*   CST Mining Group, Ltd.                                        24,752,000     284,538
    Dah Sing Banking Group, Ltd.                                      22,400      42,190
    Dah Sing Financial Holdings, Ltd.                                726,850   4,540,260
#   Dan Form Holdings Co., Ltd.                                   19,223,896   2,180,116
#   Dickson Concepts International, Ltd.                             336,500     209,520
*   DVN Holdings, Ltd.                                             4,838,609     399,357
    EcoGreen Fine Chemicals Group, Ltd.                              952,000     209,081
    Emperor International Holdings                                31,910,333   9,170,197
*   EPI Holdings, Ltd.                                            66,716,388   1,976,304
*   eSun Holdings, Ltd.                                           18,512,400   2,482,596
*   Ezcom Holdings, Ltd.                                              67,280          --
    Far East Consortium International, Ltd.                       13,095,904   4,326,944
*   Fountain SET Holdings, Ltd.                                   17,424,000   2,361,283
#*  G-Resources Group, Ltd.                                        7,047,000     210,606
    Get Nice Holdings, Ltd.                                       84,630,000   3,871,672
    Gold Peak Industries Holding, Ltd.                             7,170,907     777,120
    Golden Resources Development International, Ltd.              11,811,000     646,767
*   Grande Holdings, Ltd. (The)                                    3,082,000     162,985
    Great Eagle Holdings, Ltd.                                     3,044,159  10,859,687
    Guangnan Holdings, Ltd.                                          896,000     113,294
#*  Hang Fung Gold Technology, Ltd.                               10,027,108          --
*   Hao Tian Development Group, Ltd.                              10,852,000     482,428
    Harbour Centre Development, Ltd.                               2,295,000   4,210,264
    High Fashion International                                       996,000     379,233
    HKR International, Ltd.                                       17,150,398   8,387,137
    Hon Kwok Land Investment Co., Ltd.                             7,798,935   3,004,939

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- -----------
HONG KONG -- (Continued)
*   Hong Fok Land, Ltd.                                            4,248,000 $        --
    Hong Kong Ferry Holdings Co., Ltd.                             1,791,000   1,798,531
#   Hong Kong Television Network, Ltd.                               802,000     262,718
    Hongkong & Shanghai Hotels (The)                                 517,931     815,070
    Hongkong Chinese, Ltd.                                        24,037,100   5,337,607
    Hopewell Holdings, Ltd.                                          674,500   2,275,877
    Hsin Chong Construction Group, Ltd.                            2,324,000     317,505
    Hung Hing Printing Group, Ltd.                                 1,053,275     152,122
    IPE Group, Ltd.                                                1,080,000      77,985
*   IRC, Ltd.                                                     10,616,000   1,148,869
    ITC Corp., Ltd.                                                  944,655      62,083
    ITC Properties Group, Ltd.                                       962,009     364,890
*   Jinchang Pharmaceutical Holdings, Ltd                            507,600          --
*   Jinhui Holdings, Ltd.                                          1,108,000     253,112
#   K Wah International Holdings, Ltd.                             8,813,898   4,833,407
    Kantone Holdings, Ltd.                                        28,523,975     382,721
    Keck Seng Investments                                          2,936,000   1,642,810
*   King Stone Energy Group, Ltd.                                  4,855,000     218,107
    Kingston Financial Group, Ltd.                                 8,305,424     942,312
    Kowloon Development Co., Ltd.                                  9,160,277  11,307,753
    Kwoon Chung Bus Hldgs                                            374,000      92,881
#*  Lai Sun Development                                          338,153,666   9,683,111
*   Lai Sun Garment International, Ltd.                           35,306,000   6,436,908
    Lam Soon Hong Kong, Ltd.                                         139,250      97,921
    Landsea Green Properties Co., Ltd.                               872,000      94,387
    Lerado Group Holdings Co.                                        130,000      14,776
    Lippo China Resources, Ltd.                                   16,252,000     492,159
    Lippo, Ltd.                                                    4,694,500   2,354,685
    Liu Chong Hing Investment                                      2,788,000   6,191,969
    Luen Thai Holdings, Ltd.                                         528,000     194,095
    Luks Group Vietnam Holdings Co., Ltd.                          1,002,642     268,514
    Magnificent Estates                                           39,120,600   1,894,087
    Ming Fai International Holdings, Ltd.                            338,000      37,041
*   Ming Fung Jewellery Group, Ltd.                                1,980,000      63,305
    Miramar Hotel & Investment                                     1,714,000   2,198,057
*   Mongolia Energy Corp., Ltd.                                    1,043,000      36,968
    Nanyang Holdings                                                 101,350     418,673
    National Electronic Hldgs                                      5,126,408     640,989
#*  Neo-Neon Holdings, Ltd.                                        8,239,500   1,909,914
*   Neptune Group, Ltd.                                           23,490,000   1,074,789
    New Century Group Hong Kong, Ltd.                                648,000      13,034
*   New Smart Energy Group, Ltd.                                  45,952,500     788,856
*   New Times Energy Corp., Ltd.                                   6,684,300     594,968
*   Norstar Founders Group, Ltd.                                     456,000          --
*   North Asia Resources Holdings, Ltd.                            7,666,400     151,323
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.           165,000       7,984
*   Orient Power Holdings, Ltd.                                    2,182,573          --
    Oriental Watch Holdings                                        1,022,000     326,918
    Pacific Andes International Holdings, Ltd.                    50,001,927   2,254,866
    Paliburg Holdings, Ltd.                                       11,753,041   3,774,677
*   Ping Shan Tea Group, Ltd.                                     18,884,000     555,255
    Playmates Holdings, Ltd.                                       2,981,700   3,747,792

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
HONG KONG -- (Continued)
    Pokfulam Development Co.                                         268,000 $    431,209
    Polytec Asset Holdings, Ltd.                                  41,999,190    5,366,487
    Public Financial Holdings, Ltd.                                  802,444      419,418
    PYI Corp., Ltd.                                              102,188,086    2,478,005
    Regal Hotels International Holdings, Ltd.                      7,954,623    4,350,265
    Rivera Holdings, Ltd.                                          4,405,468      179,184
*   San Miguel Brewery Hong Kong, Ltd.                               200,400       32,825
*   Sanyuan Group, Ltd.                                              258,750           --
    SEA Holdings, Ltd.                                             2,019,000    1,145,917
*   Shun Ho Resources Holdings, Ltd.                                 136,000       28,519
    Shun Tak Holdings, Ltd.                                       43,390,546   25,135,276
    Sing Tao News Corp., Ltd.                                        334,000       48,239
    SOCAM Development, Ltd.                                        4,116,120    4,894,825
    Soundwill Holdings, Ltd.                                         832,000    1,491,758
*   South China China, Ltd.                                       10,649,216    1,019,356
*   South China Land, Ltd.                                        14,799,066      330,079
    Sun Hung Kai & Co., Ltd.                                         612,688      344,914
*   Sunway International Holdings, Ltd.                               26,000        1,174
*   Sustainable Forest Holdings, Ltd.                              7,422,042      169,483
*   Symphony Holdings, Ltd.                                        3,182,249      203,292
    TAI Cheung Holdings                                            4,638,000    3,518,195
    TAI Sang Land Developement, Ltd.                                 368,741      181,160
*   Talent Property Group, Ltd.                                    1,665,000       28,090
#   Tan Chong International, Ltd.                                  3,984,000    1,578,362
*   Taung Gold International, Ltd.                                 3,750,000       76,906
    Tern Properties                                                  168,000       94,829
    Tian Teck Land                                                   786,000      863,471
    Tysan Holdings, Ltd.                                             714,000      249,003
*   U-RIGHT International Holdings, Ltd.                             848,060       43,754
*   Up Energy Development Group, Ltd.                              1,236,000       70,958
    Upbest Group, Ltd.                                             2,534,000      301,050
    Vedan International Holdings, Ltd.                             4,352,000      258,746
    Victory City International Holdings, Ltd.                     23,759,029    3,337,174
    VST Holdings, Ltd.                                               284,000       56,049
    Wang On Group, Ltd.                                           88,597,064    1,622,996
*   Warderly International Holdings, Ltd.                          1,705,000      105,559
    Win Hanverky Holdings, Ltd.                                       84,000        9,635
#   Wing On Co. International, Ltd.                                2,756,500    7,927,348
    Wing Tai Properties, Ltd.                                      1,570,749      954,006
    Wong's International Hldgs                                        41,000       13,958
    Yau Lee Holdings, Ltd.                                         1,409,750      319,719
    YT Realty Group, Ltd.                                             94,000       27,614
*   Yugang International, Ltd.                                    18,896,000      126,730
*   Zhuhai Holdings Investment Group, Ltd.                        13,270,000    2,602,041
                                                                             ------------
TOTAL HONG KONG                                                               260,142,684
                                                                             ------------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C.                                        1,504,991    2,859,253
*   Anglo Irish Bank Corp. P.L.C.                                    708,018           --
    Dragon Oil P.L.C.                                                 34,026      320,527
    FBD Holdings P.L.C.                                               43,375      935,705
    IFG Group P.L.C.                                                   7,990       15,153

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
IRELAND -- (Continued)
*   Qualceram Shires PLC                                             30,338 $        --
    Smurfit Kappa Group P.L.C.                                    2,066,589  50,024,929
                                                                            -----------
TOTAL IRELAND                                                                54,155,567
                                                                            -----------
ISRAEL -- (0.7%)
*   Africa Israel Investments, Ltd.                               2,368,784   3,987,673
*   AL-ROV Israel, Ltd.                                              98,135   3,256,463
*   Albaad Massuot Yitzhak, Ltd.                                          4          75
#*  Alon Blue Square Israel, Ltd.                                   131,977     520,509
*   Alvarion, Ltd.                                                        1           1
*   AudioCodes, Ltd.                                                 14,918      89,728
*   Azorim-Investment Development & Construction Co., Ltd.           27,805      29,933
*   Biocell, Ltd.                                                    32,380     180,175
*   Ceragon Networks, Ltd.                                              422       1,464
#*  Clal Biotechnology Industries, Ltd.                              46,277     100,449
    Clal Industries, Ltd.                                           104,921     467,621
    Clal Insurance Enterprises Holdings, Ltd.                       324,304   6,355,618
#   Delta-Galil Industries, Ltd.                                     65,620   1,547,983
    Direct Insurance Financial Investments, Ltd.                     76,454     424,798
*   El Al Israel Airlines                                         1,640,647     269,366
*   Elron Electronic Industries, Ltd.                               227,875   1,669,829
*   Equital, Ltd.                                                     3,538      56,111
#   First International Bank Of Israel, Ltd.                        569,287   9,341,406
#   Formula Systems 1985, Ltd.                                      140,526   3,649,085
#*  Gilat Satellite Networks, Ltd.                                  485,775   2,479,649
*   Hadera Paper, Ltd.                                                6,982     410,143
    Harel Insurance Investments & Financial Services, Ltd.        2,117,590  12,417,010
*   Israel Discount Bank, Ltd. Class A                           12,124,424  24,194,942
    Israel Land Development Co., Ltd. (The)                          39,194     161,775
#*  Jerusalem Oil Exploration                                       201,350   7,435,981
*   Kardan Vehicle, Ltd.                                              1,545      14,091
    Menorah Mivtachim Holdings, Ltd.                                191,281   2,201,763
    Mizrahi Tefahot Bank, Ltd.                                       20,816     244,003
*   Neto ME Holdings, Ltd.                                            1,339      71,224
*   Oil Refineries, Ltd.                                          1,918,068     619,967
*   Ormat Industries                                                403,636   2,728,768
    Phoenix Holdings, Ltd. (The)                                    520,347   2,045,573
*   Tower Semiconductor, Ltd.                                        31,287     152,426
#*  Union Bank of Israel                                            599,420   2,687,650
                                                                            -----------
TOTAL ISRAEL                                                                 89,813,252
                                                                            -----------
ITALY -- (2.9%)
#*  Banca Carige SpA                                                435,221     347,986
#*  Banca Monte dei Paschi di Siena SpA                          16,864,953   5,317,118
*   Banca Piccolo Credito Valtellinese Scarl                      4,806,967   8,602,133
*   Banca Popolare dell'Emilia Romagna S.c.r.l.                   1,323,506  12,715,320
#*  Banca Popolare dell'Etruria e del Lazio                         344,368     321,260
#*  Banca Popolare di Milano Scarl                               77,876,899  52,021,908
    Banco di Desio e della Brianza SpA                               16,345      51,315
*   Banco Popolare                                               40,563,396  80,582,762
*   Brioschi Sviluppo Immobiliare SpA                               321,080      38,107
    Buzzi Unicem SpA                                                335,308   5,805,323

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
ITALY -- (Continued)
*   Caltagirone Editore SpA                                         713,490 $  1,157,893
    Caltagirone SpA                                                 320,000      760,954
    Cementir Holding SpA                                          2,010,356    9,253,400
*   CIR-Compagnie Industriali Riunite SpA                         4,602,236    7,655,249
    Credito Emiliano SpA                                             11,313       85,527
    De'Longhi SpA                                                   880,563   13,598,388
*   DeA Capital SpA                                                 333,959      634,841
*   Delclima                                                        846,828    1,180,536
*   Eurotech SpA                                                    303,291      780,854
*   Falck Renewables SpA                                            159,941      272,365
#*  Finmeccanica SpA                                              1,462,558   10,717,646
#*  Fondiaria-Sai SpA                                             7,002,324   17,940,436
*   Gemina SpA                                                    9,055,174   21,969,468
*   IMMSI SpA                                                     2,265,373    1,398,662
#*  Intek Group SpA                                               5,359,454    2,312,798
    Irce SpA                                                         18,393       42,200
#   Italcementi SpA                                               1,829,367   16,269,455
*   Italmobiliare SpA                                               167,766    5,470,488
*   Milano Assicurazioni SpA                                     19,395,939   16,547,196
*   Pagnossin SpA                                                    79,000           --
#   Pirelli & C. SpA                                                176,572    2,483,853
#*  Prelios SpA                                                     651,261      554,390
*   Premafin Finanziaria SpA                                      5,444,509    1,238,657
#*  Reno de Medici SpA                                            1,260,297      486,663
*   Safilo Group SpA                                                369,452    7,553,036
*   Snia SpA                                                        271,793           --
    SOL SpA                                                          73,545      555,493
*   Uni Land SpA                                                     37,715           --
    Unione di Banche Italiane SCPA                                1,652,022   11,417,841
    Unipol Gruppo Finanziario SpA                                 5,874,555   31,148,973
    Vianini Industria SpA                                            35,109       59,218
    Vianini Lavori SpA                                              344,977    1,986,104
                                                                            ------------
TOTAL ITALY                                                                  351,335,816
                                                                            ------------
JAPAN -- (21.2%)
    A&D Co., Ltd.                                                    31,800      207,511
    Achilles Corp.                                                1,959,000    3,250,896
    ADEKA Corp.                                                     718,800    8,452,108
#   Agro-Kanesho Co., Ltd.                                           36,000      253,543
    Ahresty Corp.                                                   480,000    3,808,298
#   Aichi Bank, Ltd. (The)                                          211,400    9,607,507
    Aichi Corp.                                                      35,600      188,219
    Aichi Steel Corp.                                             1,207,000    6,186,904
    Aichi Tokei Denki Co., Ltd.                                       4,000       11,695
    Aida Engineering, Ltd.                                          360,907    3,488,731
*   Aigan Co., Ltd.                                                 371,500    1,063,007
    Airport Facilities Co., Ltd.                                    519,900    4,547,712
    Aisan Industry Co., Ltd.                                        177,630    1,789,382
    Aizawa Securities Co., Ltd.                                      59,174      402,777
    Akita Bank, Ltd. (The)                                        4,528,000   11,368,511
    Alconix Corp.                                                     1,200       24,746
    Alpen Co., Ltd.                                                 295,900    6,157,808

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Alpha Corp.                                                     32,600 $   345,904
    Alpha Systems, Inc.                                             45,960     628,717
    Alpine Electronics, Inc.                                       395,200   4,784,426
    Alps Logistics Co., Ltd.                                        37,600     378,488
    AOI Electronic Co., Ltd.                                        46,200     699,206
    AOKI Holdings, Inc.                                            137,361   4,569,142
#   Aomori Bank, Ltd. (The)                                        628,000   1,638,030
    Aoyama Trading Co., Ltd.                                     1,396,199  35,599,812
    Arakawa Chemical Industries, Ltd.                              362,100   3,637,188
    Arata Corp.                                                     27,000      95,583
#   Araya Industrial Co., Ltd.                                   1,085,000   1,972,884
    Arcland Sakamoto Co., Ltd.                                      12,200     182,251
    Arisawa Manufacturing Co., Ltd.                                836,682   5,650,549
    Asahi Broadcasting Corp.                                        42,600     292,258
#   Asahi Kogyosha Co., Ltd.                                       508,000   1,824,640
    Asahi Organic Chemicals Industry Co., Ltd.                   1,654,000   3,711,598
#*  Asanuma Corp.                                                  881,000   1,449,975
#*  Ashimori Industry Co., Ltd.                                  1,031,000   1,376,992
    Asia Air Survey Co., Ltd.                                       49,000     151,354
    ASKA Pharmaceutical Co., Ltd.                                  513,000   3,807,149
    Asunaro Aoki Construction Co., Ltd.                            725,000   4,237,863
#   Atsugi Co., Ltd.                                             5,237,000   6,195,856
    Awa Bank, Ltd. (The)                                           188,000     981,821
    Bando Chemical Industries, Ltd.                                 89,000     347,259
#   Bank of Iwate, Ltd. (The)                                      341,100  15,491,379
    Bank of Kochi, Ltd. (The)                                      166,000     189,022
    Bank of Nagoya, Ltd. (The)                                   3,696,706  12,677,423
    Bank of Okinawa, Ltd. (The)                                    137,750   5,331,591
    Bank of Saga, Ltd. (The)                                     2,989,000   6,423,061
    Bank of the Ryukyus, Ltd.                                      916,100   9,997,328
    Belluna Co., Ltd.                                            1,188,224   6,308,706
*   Best Denki Co., Ltd.                                         1,778,000   2,775,322
#   Bunka Shutter Co., Ltd.                                        243,016   1,362,603
*   Carlit Holdings Co., Ltd.                                       97,400     489,746
    Cawachi, Ltd.                                                  355,600   6,688,560
    Central Glass Co., Ltd.                                      3,540,000  12,311,625
    Central Security Patrols Co., Ltd.                              34,000     320,291
*   Chiba Kogyo Bank, Ltd. (The)                                   207,200   1,579,270
    Chiyoda Integre Co., Ltd.                                       26,800     464,147
    Chofu Seisakusho Co., Ltd.                                     251,000   5,809,722
    Chubu Shiryo Co., Ltd.                                         352,700   2,051,931
    Chudenko Corp.                                                 579,760   9,551,402
    Chuetsu Pulp & Paper Co., Ltd.                               2,195,000   3,555,858
    Chugoku Marine Paints, Ltd.                                    481,000   2,747,719
    Chukyo Bank, Ltd. (The)                                      1,802,000   3,250,489
#   Chuo Denki Kogyo Co., Ltd.                                     366,400   1,240,852
#   Chuo Gyorui Co., Ltd.                                          627,000   1,469,547
    Chuo Spring Co., Ltd.                                          945,000   2,953,939
    Cleanup Corp.                                                  592,900   5,202,314
#   CMK Corp.                                                    1,182,100   3,406,498
    Coca-Cola Central Japan Co., Ltd.                              982,004  17,391,907
    Computer Engineering & Consulting, Ltd.                        239,900   1,527,284

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Corona Corp.                                                   401,400 $ 4,532,711
#*  Cosmo Oil Co., Ltd.                                            622,000   1,095,223
    Cresco, Ltd.                                                    35,100     272,598
#   Cross Plus, Inc.                                                75,900     688,199
    CTI Engineering Co., Ltd.                                      277,000   2,496,724
    Dai-Dan Co., Ltd.                                              620,000   3,313,476
    Dai-Ichi Kogyo Seiyaku Co., Ltd.                               732,000   1,810,549
#   Dai-ichi Seiko Co., Ltd.                                       169,900   2,606,225
    Daido Kogyo Co., Ltd.                                          624,447   1,794,082
#*  Daiei, Inc. (The)                                            2,724,700   9,447,366
    Daihatsu Diesel Manufacturing Co., Ltd.                        132,000     677,866
#   Daiho Corp.                                                  1,921,000   7,216,884
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                             500      15,201
    Daiki Aluminium Industry Co., Ltd.                             386,000   1,086,680
#   Daiki Ataka Engineering Co., Ltd.                               22,000     105,868
    Daiko Clearing Services Corp.                                   12,000      83,116
    Daimaruenawin Co., Ltd.                                         10,600      74,029
#   Dainichi Co., Ltd.                                             273,500   2,294,539
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.         28,000     116,469
    Daisan Bank, Ltd. (The)                                        996,000   1,632,344
    Daishi Bank, Ltd. (The)                                      4,158,932  14,519,619
#   Daishinku Corp.                                                438,000   1,657,499
    Daito Bank, Ltd. (The)                                       3,704,000   3,892,990
    Daiwa Industries, Ltd.                                         296,000   1,862,619
    Daiwabo Holdings Co., Ltd.                                     124,000     237,631
#   DC Co., Ltd.                                                   458,500   3,357,578
    DCM Holdings Co., Ltd.                                       1,294,800   9,046,686
    Denyo Co., Ltd.                                                113,700   1,400,672
    DMW Corp.                                                       58,800     957,123
    Doutor Nichires Holdings Co., Ltd.                              42,500     771,923
    Duskin Co., Ltd.                                                 5,800     117,890
    Dydo Drinco, Inc.                                               41,000   1,736,348
    Dynic Corp.                                                    186,000     328,595
#   EDION Corp.                                                  2,446,000  12,244,476
    Ehime Bank, Ltd. (The)                                       2,400,000   5,773,403
    Eidai Co., Ltd.                                                308,000   1,676,171
    Eighteenth Bank, Ltd. (The)                                  3,936,000   9,066,627
    Eizo Corp.                                                      72,500   1,784,076
    ESPEC Corp.                                                    510,400   3,974,534
    Excel Co., Ltd.                                                 86,500   1,028,339
    Faith, Inc.                                                     50,160     527,865
    Felissimo Corp.                                                  6,800      68,578
#   Ferrotec Corp.                                                 768,500   3,778,166
    FIDEA Holdings Co., Ltd.                                       434,900     857,933
    Fine Sinter Co., Ltd.                                           84,000     283,580
*   First Baking Co., Ltd.                                          82,000     129,512
    Fuji Oil Co., Ltd.                                             987,100   3,542,649
    Fujicco Co., Ltd.                                              318,600   3,956,977
    Fujikura Kasei Co., Ltd.                                       205,200   1,119,027
    Fujikura Rubber, Ltd.                                           43,100     192,130
    Fujikura, Ltd.                                               9,669,000  44,121,189
    Fujitsu Frontech, Ltd.                                         392,600   3,222,262

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    FuKoKu Co., Ltd.                                                60,100 $   512,931
#   Fukuda Corp.                                                   518,000   2,148,281
#   Fukui Bank, Ltd. (The)                                       1,079,000   2,353,226
    Fukushima Bank, Ltd. (The)                                     120,000     106,497
#   Fukuyama Transporting Co., Ltd.                              2,022,000  12,924,201
    Funai Electric Co., Ltd.                                         4,300      45,609
    Furuno Electric Co., Ltd.                                       60,100     392,541
    Furusato Industries, Ltd.                                       76,000     787,169
    Fuso Chemical Co., Ltd.                                          1,600      39,971
    Futaba Corp.                                                   850,800  11,786,422
*   Futaba Industrial Co., Ltd.                                      8,400      31,297
#   Gakken Holdings Co., Ltd.                                      930,000   2,871,028
    Gecoss Corp.                                                   388,200   2,997,840
    Godo Steel, Ltd.                                             4,104,000   7,544,816
    Goldcrest Co., Ltd.                                            409,350  10,951,692
    Gourmet Kineya Co., Ltd.                                        58,000     400,827
#   GSI Creos Corp.                                                475,000     707,384
#   Gun-Ei Chemical Industry Co., Ltd.                           1,212,000   5,998,710
    Gunze, Ltd.                                                  5,062,000  13,519,286
    H-One Co., Ltd.                                                 21,300     217,270
    Hagihara Industries, Inc.                                        3,400      46,386
    Hakuto Co., Ltd.                                               363,800   3,517,909
    Hanwa Co., Ltd.                                              1,156,000   5,378,508
    Harima Chemicals Group, Inc.                                   399,200   1,978,556
    Haruyama Trading Co., Ltd.                                     279,600   1,919,561
    Hazama Ando Corp.                                                2,840      10,494
    Heiwa Real Estate Co., Ltd.                                    421,300   7,630,848
    Heiwado Co., Ltd.                                              263,424   4,108,197
    HI-LEX Corp.                                                     5,700     122,834
#   Hibiya Engineering, Ltd.                                       711,000   8,649,037
    Higashi-Nippon Bank, Ltd. (The)                              2,948,000   6,506,080
    Higo Bank, Ltd. (The)                                        2,597,000  14,783,576
    Hisaka Works, Ltd.                                             101,000     906,234
    Hitachi Medical Corp.                                          651,000   9,109,738
    Hitachi Metals Techno, Ltd.                                     44,100     420,605
#   Hodogaya Chemical Co., Ltd.                                    648,000   1,335,933
#   Hokkaido Coca-Cola Bottling Co., Ltd.                          466,000   2,341,678
    Hokkan Holdings, Ltd.                                          993,000   3,138,388
    Hokko Chemical Industry Co., Ltd.                              402,000   1,216,756
    Hokkoku Bank, Ltd. (The)                                     4,266,159  15,767,098
    Hokuetsu Bank, Ltd. (The)                                    3,565,000   7,393,678
#   Hokuetsu Kishu Paper Co., Ltd.                               3,546,774  16,525,597
    Hokuriku Electrical Construction Co., Ltd.                     209,000     853,739
    Hosiden Corp.                                                1,428,300   7,806,871
#   Hurxley Corp.                                                   18,600     143,590
    Hyakugo Bank, Ltd. (The)                                     3,915,855  15,922,939
    Hyakujushi Bank, Ltd. (The)                                  2,604,000   9,489,202
    Ichikawa Co., Ltd.                                             205,000     637,229
#   Ihara Chemical Industry Co., Ltd.                              836,000   6,284,860
*   IJT Technology Holdings Co., Ltd.                              218,460   1,170,837
*   Ikegami Tsushinki Co., Ltd.                                     95,000     102,927
#   Imasen Electric Industrial                                     167,799   2,374,666

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
#   Inaba Seisakusho Co., Ltd.                                     108,700 $ 1,412,377
    Inabata & Co., Ltd.                                          1,276,300  12,517,497
#   Ines Corp.                                                   1,161,300   7,691,336
    Information Services International-Dentsu, Ltd.                 88,700   1,001,043
    Innotech Corp.                                                 378,100   1,743,785
#*  Inui Steamship Co., Ltd.                                       743,100   2,919,918
*   Ishihara Sangyo Kaisha, Ltd.                                 3,257,000   3,020,887
    Ishizuka Glass Co., Ltd.                                       666,000   2,528,698
    IT Holdings Corp.                                              629,700   9,045,266
    Itochu Enex Co., Ltd.                                          913,400   4,977,307
    Itochu-Shokuhin Co., Ltd.                                       16,200     536,207
    Itoham Foods, Inc.                                           1,793,369   7,559,614
    Itoki Corp.                                                    597,247   3,028,659
    Iwai Cosmo Holdings, Inc.                                      155,800   1,954,380
    Iwaki & Co., Ltd.                                              814,000   1,807,511
#*  Iwasaki Electric Co., Ltd.                                     859,000   1,821,315
    Iwatsu Electric Co., Ltd.                                    2,258,000   2,283,175
#   Iwatsuka Confectionery Co., Ltd.                                   100       5,158
    Izumiya Co., Ltd.                                            1,753,000   8,277,457
    J-Oil Mills, Inc.                                            1,144,000   3,614,129
    Japan Digital Laboratory Co., Ltd.                             597,100   7,126,606
    Japan Foundation Engineering Co., Ltd.                         523,700   2,250,540
#   Japan Medical Dynamic Marketing, Inc.                          447,400   1,371,285
    Japan Oil Transportation Co., Ltd.                             576,000   1,331,317
    Japan Pulp & Paper Co., Ltd.                                 1,513,000   4,887,081
    Japan Transcity Corp.                                        1,011,000   3,360,520
    Jimoto Holdings, Inc.                                          120,800     265,418
    JK Holdings Co., Ltd.                                            4,100      25,395
    JMS Co., Ltd.                                                  779,000   2,541,023
    Juroku Bank, Ltd. (The)                                      2,753,000  10,778,747
#   JVC Kenwood Corp.                                            1,986,000   3,890,011
    Kaga Electronics Co., Ltd.                                     278,200   2,799,089
    Kagoshima Bank, Ltd. (The)                                   3,001,500  20,204,067
    Kamei Corp.                                                    785,700   5,850,509
    Kanaden Corp.                                                  476,000   3,177,501
    Kandenko Co., Ltd.                                           2,434,000  15,379,893
#*  Kanto Denka Kogyo Co., Ltd.                                     74,000     158,123
#   Kanto Natural Gas Development, Ltd.                            601,000   4,237,302
    Katakura Chikkarin Co., Ltd.                                   250,000     696,451
    Katakura Industries Co., Ltd.                                    3,200      37,965
    Kato Works Co., Ltd.                                         1,559,872  10,694,854
    KAWADA TECHNOLOGIES, Inc.                                       40,300   1,199,047
    Kawasaki Kasei Chemicals, Ltd.                                 336,000     441,431
#   Kawasaki Kisen Kaisha, Ltd.                                  5,112,194  11,719,331
    Kawasumi Laboratories, Inc.                                    297,900   1,936,830
    Keihanshin Building Co., Ltd.                                  175,800     971,510
#   Keihin Co. Ltd/Minato-Ku Tokyo Japan                             9,000      17,096
    Keiyo Bank, Ltd. (The)                                         872,000   4,440,859
*   KI Holdings Co., Ltd.                                          122,000     257,209
    Kimura Unity Co., Ltd.                                           1,600      16,268
    Kinki Sharyo Co., Ltd.                                         429,000   1,311,415
    Kita-Nippon Bank, Ltd. (The)                                   175,600   4,322,099

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Kitagawa Iron Works Co., Ltd.                                  521,000 $ 1,094,016
    Kitano Construction Corp.                                      731,000   1,727,991
    Kitazawa Sangyo Co., Ltd.                                      159,000     288,205
    Kito Corp.                                                      13,000     204,992
*   Kiyo Bank Ltd (The)                                             20,900     277,802
    Koa Corp.                                                      253,589   2,384,175
    Koatsu Gas Kogyo Co., Ltd.                                       3,000      16,679
#   Kohnan Shoji Co., Ltd.                                         896,300   9,428,199
    Koike Sanso Kogyo Co., Ltd.                                      8,000      18,686
#*  Kojima Co., Ltd.                                               720,400   2,001,308
    Kokuyo Co., Ltd.                                             2,007,411  15,362,129
#   KOMAIHALTEC, Inc.                                            1,202,000   3,990,216
    Komatsu Seiren Co., Ltd.                                       780,000   4,146,920
    Komatsu Wall Industry Co., Ltd.                                147,900   3,121,391
    Komori Corp.                                                 1,463,200  23,008,938
#   Konaka Co., Ltd.                                               500,749   4,468,185
    Konishi Co., Ltd.                                              241,800   4,873,319
    Krosaki Harima Corp.                                           638,000   1,581,175
    KRS Corp.                                                      168,400   1,844,141
    KU Holdings Co., Ltd.                                          183,600   2,440,376
#*  Kumagai Gumi Co., Ltd.                                       1,356,000   4,173,087
#   Kumiai Chemical Industry Co., Ltd.                             345,519   2,564,814
    Kurabo Industries, Ltd.                                      5,952,000  10,381,168
    Kureha Corp.                                                   678,000   2,614,701
#   Kuroda Electric Co., Ltd.                                       66,400     930,116
    Kyodo Printing Co., Ltd.                                     2,056,000   5,724,955
    Kyoei Sangyo Co., Ltd.                                         335,000     659,027
#   Kyoei Steel, Ltd.                                              447,200   9,254,359
#*  Kyokuto Boeki Kaisha, Ltd.                                     468,000   1,011,753
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               858,150  10,730,150
#   Kyosan Electric Manufacturing Co., Ltd.                        469,000   1,557,385
    Kyowa Leather Cloth Co., Ltd.                                  375,300   1,712,435
    Kyudenko Corp.                                               1,152,000   6,930,327
    LEC, Inc.                                                      163,200   2,079,028
*   Lonseal Corp.                                                  306,000     390,400
    Look, Inc.                                                      29,000      87,690
    Macnica, Inc.                                                  263,800   7,152,427
#   Maeda Corp.                                                  3,972,000  28,577,819
    Maeda Road Construction Co., Ltd.                              827,000  14,704,847
    Maezawa Industries, Inc.                                       208,300     785,990
    Maezawa Kasei Industries Co., Ltd.                             227,500   2,420,118
    Maezawa Kyuso Industries Co., Ltd.                             153,700   2,006,600
    Makino Milling Machine Co., Ltd.                                 2,000      13,096
    Marubun Corp.                                                  449,300   2,070,596
    Marudai Food Co., Ltd.                                       3,093,000   9,727,416
#*  Maruei Department Store Co., Ltd.                              382,400     873,637
#   Maruetsu, Inc. (The)                                           136,000     451,174
    Marufuji Sheet Piling Co., Ltd.                                 80,000     214,352
    Maruwn Corp.                                                    14,500      36,192
    Maruzen Co. Ltd                                                 20,000     178,840
    Maruzen Showa Unyu Co., Ltd.                                 1,485,000   5,453,676
    Matsui Construction Co., Ltd.                                  418,700   1,781,390

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Maxvalu Tokai Co., Ltd.                                         63,800 $   906,952
#*  Meiko Electronics Co., Ltd.                                    121,000     920,363
    Meisei Industrial Co., Ltd.                                     84,000     360,725
    Meito Transportation Co., Ltd.                                     300       1,977
#   Meiwa Corp.                                                     49,300     162,893
#*  Meiwa Estate Co., Ltd.                                         396,600   1,695,690
    Melco Holdings, Inc.                                             3,000      41,091
    Mesco, Inc.                                                     22,000     145,289
    Michinoku Bank, Ltd. (The)                                   2,782,000   5,782,737
    Micronics Japan Co., Ltd.                                        2,900      19,384
    Mie Bank, Ltd. (The)                                           992,000   2,020,601
    Mikuni Corp.                                                   164,000     521,268
    Mimasu Semiconductor Industry Co., Ltd.                        310,900   2,724,565
    Minato Bank, Ltd. (The)                                        888,000   1,548,533
    Ministop Co., Ltd.                                               2,500      39,019
    Mirait Holdings Corp.                                          793,240   7,037,831
    Mitani Corp.                                                    64,200   1,386,688
    Mito Securities Co., Ltd.                                      514,000   2,468,241
    Mitsuba Corp.                                                  244,000   3,641,543
#*  Mitsubishi Kakoki Kaisha, Ltd.                                 179,000     358,171
*   Mitsubishi Paper Mills, Ltd.                                 3,352,000   3,039,575
    Mitsubishi Steel Manufacturing Co., Ltd.                     1,816,000   5,154,581
    Mitsui Engineering & Shipbuilding Co., Ltd.                  8,287,000  16,267,190
    Mitsui High-Tec, Inc.                                          620,100   4,393,643
    Mitsui Home Co., Ltd.                                            5,000      25,191
#   Mitsui Knowledge Industry Co., Ltd.                            483,200     757,595
    Mitsui Matsushima Co., Ltd.                                    728,000   1,131,436
*   Mitsumi Electric Co., Ltd.                                   2,692,900  18,159,339
    Mitsumura Printing Co., Ltd.                                   111,000     297,050
#   Mitsuuroko Holdings Co., Ltd.                                  798,600   3,845,834
    Miyazaki Bank, Ltd. (The)                                    3,514,260  10,199,504
#   Miyoshi Oil & Fat Co., Ltd.                                  1,144,000   1,843,968
#   Mizuno Corp.                                                   644,395   3,638,877
#   Morinaga Milk Industry Co., Ltd.                             1,036,000   3,230,301
    Morozoff, Ltd.                                                 103,000     328,022
    Mory Industries, Inc.                                          672,000   2,829,817
    Mr Max Corp.                                                   635,600   2,168,987
    Murakami Corp.                                                  22,000     314,577
    Musashino Bank, Ltd. (The)                                     503,800  17,676,277
#   Mutoh Holdings Co., Ltd.                                       146,000     631,704
    Nafco Co., Ltd.                                                 24,400     348,279
    Nagano Bank, Ltd. (The)                                      1,747,000   3,147,757
    Nagase & Co., Ltd.                                             284,000   3,537,702
    Nakabayashi Co., Ltd.                                          972,000   2,120,599
*   Nakayama Steel Works, Ltd.                                   2,100,000   2,406,900
    Namura Shipbuilding Co., Ltd.                                  186,200   2,696,226
    Nanto Bank, Ltd. (The)                                         654,000   2,589,464
    NDS Co., Ltd.                                                  872,000   2,512,929
#   NEC Capital Solutions, Ltd.                                    189,500   4,696,574
    Neturen Co., Ltd.                                              474,700   4,186,973
    Nice Holdings, Inc.                                          1,731,000   4,500,419
    Nichia Steel Works, Ltd.                                       882,200   3,226,826

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
JAPAN -- (Continued)
    Nichiban Co., Ltd.                                              627,000 $ 2,450,954
    Nichicon Corp.                                                  198,500   2,078,862
    Nichiden Corp.                                                    7,700     181,511
    Nichimo Co., Ltd.                                               869,000   1,770,892
    Nichireki Co., Ltd.                                             618,000   6,396,795
#   Nihon Dempa Kogyo Co., Ltd.                                      47,000     437,546
    Nihon Eslead Corp.                                                3,700      40,946
    Nihon Kagaku Sangyo Co., Ltd.                                    21,000     148,350
    Nihon Tokushu Toryo Co., Ltd.                                    76,800     320,321
    Nihon Yamamura Glass Co., Ltd.                                2,512,000   4,628,286
#   Nikko Co., Ltd.                                                 586,000   3,406,481
    Nippo Corp.                                                   1,165,000  21,856,516
#   Nippon Beet Sugar Manufacturing Co., Ltd.                     3,280,000   6,178,653
    Nippon Carbon Co., Ltd.                                         139,000     270,893
*   Nippon Chemi-Con Corp.                                        1,885,000   8,518,729
#*  Nippon Chemical Industrial Co., Ltd.                          2,417,000   4,069,932
    Nippon Chutetsukan KK                                           481,000   1,202,630
#   Nippon Concrete Industries Co., Ltd.                          1,084,000   6,072,574
#   Nippon Denko Co., Ltd.                                        2,112,000   6,150,743
    Nippon Densetsu Kogyo Co., Ltd.                                 293,000   3,662,486
    Nippon Felt Co., Ltd.                                            73,100     327,423
    Nippon Fine Chemical Co., Ltd.                                  216,100   1,414,271
    Nippon Flour Mills Co., Ltd.                                  1,383,000   6,671,470
    Nippon Hume Corp.                                               582,000   5,263,959
#*  Nippon Kinzoku Co., Ltd.                                        627,000     869,957
    Nippon Koei Co., Ltd.                                         1,481,000   6,967,124
    Nippon Konpo Unyu Soko Co., Ltd.                              1,198,000  20,883,292
#*  Nippon Koshuha Steel Co., Ltd.                                  152,000     167,199
    Nippon Light Metal Holdings Co., Ltd.                         6,443,900   9,226,202
#   Nippon Paper Industries Co., Ltd.                                81,900   1,304,993
    Nippon Pillar Packing Co., Ltd.                                 266,000   1,824,809
    Nippon Piston Ring Co., Ltd.                                    199,000     367,205
    Nippon Rietec Co., Ltd.                                          47,000     342,680
    Nippon Road Co., Ltd. (The)                                   2,090,000  13,016,634
    Nippon Seiki Co., Ltd.                                           57,000     929,323
    Nippon Seisen Co., Ltd.                                         155,000     708,324
#*  Nippon Sheet Glass Co., Ltd.                                 19,574,000  25,386,699
    Nippon Signal Co., Ltd.                                           2,100      15,971
    Nippon Soda Co., Ltd.                                         2,000,000  12,252,824
    Nippon Steel & Sumikin Bussan                                 1,452,800   4,418,013
    Nippon Steel & Sumikin Texeng                                   827,000   3,371,327
    Nippon Systemware Co., Ltd.                                     198,500     835,349
    Nippon Thompson Co., Ltd.                                       890,000   4,843,940
    Nippon Tungsten Co., Ltd.                                       172,000     278,053
#*  Nippon Yakin Kogyo Co., Ltd.                                  4,763,500  15,782,957
    Nishikawa Rubber Co., Ltd.                                        2,900      52,203
    Nishimatsu Construction Co., Ltd.                             8,367,073  29,539,051
    Nissei Corp.                                                      1,300      11,916
    Nissei Plastic Industrial Co., Ltd.                             123,600     806,423
    Nissen Holdings Co., Ltd.                                        42,600     137,537
    Nisshin Fudosan Co.                                             517,100   4,125,049
#   Nisshin Oillio Group, Ltd. (The)                              2,249,000   7,556,933

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Nisshin Steel Holdings Co., Ltd.                               335,000 $ 4,466,868
    Nisshinbo Holdings, Inc.                                     1,295,000  11,437,780
    Nissin Corp.                                                   654,000   1,918,225
    Nissin Sugar Co., Ltd.                                         127,500   2,680,102
    Nissui Pharmaceutical Co., Ltd.                                180,500   1,994,365
    Nittan Valve Co., Ltd.                                         177,800     574,092
    Nittetsu Mining Co., Ltd.                                    1,951,000  11,195,164
    Nitto FC Co., Ltd.                                             243,100   1,473,517
    Nitto Fuji Flour Milling Co., Ltd.                             370,000   1,164,059
    Nitto Seiko Co., Ltd.                                          145,000     536,645
    Nohmi Bosai, Ltd.                                              179,000   1,807,800
    Noritake Co., Ltd/Nagoya                                     1,105,000   3,004,631
    Noritsu Koki Co., Ltd.                                         518,300   3,443,137
    North Pacific Bank, Ltd.                                     3,190,300  13,929,865
#*  NS United Kaiun Kaisha, Ltd.                                 2,483,000   7,530,623
#*  NTN Corp.                                                    1,341,000   6,445,982
    Obayashi Road Corp.                                            815,000   4,783,642
    Ogaki Kyoritsu Bank, Ltd. (The)                              3,547,000   9,991,229
#*  Ohara, Inc.                                                    121,500     755,834
    OIE Sangyo Co., Ltd.                                             6,213      52,238
    Oita Bank, Ltd. (The)                                        3,920,000  14,379,501
    Okabe Co., Ltd.                                                 37,700     504,752
#   OKK Corp.                                                    2,253,000   3,288,457
    Okumura Corp.                                                3,082,000  14,633,827
    Okura Industrial Co., Ltd.                                   1,151,000   4,077,707
    Okuwa Co., Ltd.                                                210,000   1,899,651
    Olympic Group Corp.                                            372,700   2,763,288
    Onoken Co., Ltd.                                               320,800   3,858,056
    Organo Corp.                                                   195,000     945,288
    Origin Electric Co., Ltd.                                       34,000     114,364
    Osaka Organic Chemical Industry, Ltd.                          140,700     644,132
    Osaka Steel Co., Ltd.                                          594,600  11,378,278
#   Osaki Electric Co., Ltd.                                        98,000     646,080
    Otsuka Kagu, Ltd.                                               75,900     856,111
#   OUG Holdings, Inc.                                              28,000      51,601
    Oyo Corp.                                                      415,300   6,860,468
    Pacific Industrial Co., Ltd.                                 1,170,200   8,378,106
#   Pacific Metals Co., Ltd.                                     1,519,000   5,566,367
#   Paltac Corp.                                                   356,600   4,798,419
    Paris Miki Holdings, Inc.                                       15,300      71,494
    Piolax, Inc.                                                   274,200   9,452,914
#*  Pioneer Corp.                                                   79,400     146,160
#*  Renesas Electronics Corp.                                       20,200     116,666
#   Rengo Co., Ltd.                                                373,000   1,994,974
#*  Renown, Inc.                                                 1,467,260   1,988,232
    Rheon Automatic Machinery Co., Ltd.                            304,000     886,570
    Rhythm Watch Co., Ltd.                                       3,021,000   4,465,524
    Ricoh Leasing Co., Ltd.                                        216,600   6,202,146
    Right On Co., Ltd.                                             172,000   1,476,820
    Riken Keiki Co., Ltd.                                          158,900   1,217,382
    Riken Technos Corp.                                            940,000   4,214,877
#   Riken Vitamin Co., Ltd.                                          9,700     241,924

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Riso Kagaku Corp.                                              277,182 $ 6,174,602
#   Roland Corp.                                                   145,400   1,746,560
    Round One Corp.                                              1,875,400   9,949,968
#   Ryobi, Ltd.                                                  1,144,000   5,055,966
    Ryoden Trading Co., Ltd.                                       858,000   5,867,752
    Ryosan Co., Ltd.                                               790,500  15,305,868
    Ryoyo Electro Corp.                                            778,100   7,129,245
    Sakai Chemical Industry Co., Ltd.                            2,348,000   7,777,497
#   Sakai Heavy Industries, Ltd.                                   300,000   1,237,641
    Sakai Moving Service Co., Ltd.                                   3,300     103,488
    Sakata INX Corp.                                                52,000     493,541
    Sala Corp.                                                     240,200   1,299,307
    San Holdings, Inc.                                              75,000   1,067,123
    San-Ai Oil Co., Ltd.                                         1,333,000   5,756,992
    San-In Godo Bank, Ltd. (The)                                 4,288,900  31,135,810
    Sangetsu Co., Ltd.                                              17,800     472,434
    Sanki Engineering Co., Ltd.                                  1,642,000  10,252,136
    Sankyo Seiko Co., Ltd.                                         493,400   1,678,718
    Sankyo Tateyama, Inc.                                              500      10,566
    Sanoh Industrial Co., Ltd.                                     266,800   1,917,979
    Sanritsu Corp.                                                  44,300     240,281
    Sanshin Electronics Co., Ltd.                                  831,500   5,428,296
    Sanyo Chemical Industries, Ltd.                                 82,000     564,337
    Sanyo Engineering & Construction, Inc.                         195,000     842,193
#   Sanyo Industries, Ltd.                                         707,000   1,339,804
    Sanyo Shokai, Ltd.                                             513,628   1,417,341
    Sanyo Special Steel Co., Ltd.                                1,229,000   6,627,515
*   Sasebo Heavy Industries Co., Ltd.                            1,609,000   1,675,906
    Sato Shoji Corp.                                               179,200   1,097,022
    Satori Electric Co., Ltd.                                      306,360   1,850,954
#   Saxa Holdings, Inc.                                          1,310,000   2,114,406
    SBS Holdings, Inc.                                               8,100     119,576
#   Scroll Corp.                                                   715,500   2,032,347
    SEC Carbon, Ltd.                                                 1,000       3,468
    Seibu Electric Industry Co., Ltd.                              322,000   1,430,546
    Seika Corp.                                                      3,000       7,310
    Seiko PMC Corp.                                                  8,100      39,707
    Seino Holdings Co., Ltd.                                     2,432,119  24,020,200
    Sekisui Jushi Corp.                                            517,000   7,527,190
    Sekisui Plastics Co., Ltd.                                   1,305,000   3,689,816
#   Senko Co., Ltd.                                                898,680   4,846,772
#   Senshu Electric Co., Ltd.                                       66,000     806,821
    Senshukai Co., Ltd.                                            315,900   2,734,883
    Shibaura Electronics Co., Ltd.                                     900      11,407
*   Shibaura Mechatronics Corp.                                    159,000     396,558
    Shibusawa Warehouse Co., Ltd. (The)                            139,000     593,211
    Shibuya Kogyo Co., Ltd.                                         58,100   1,099,997
    Shiga Bank, Ltd. (The)                                         383,000   2,093,232
    Shikibo, Ltd.                                                3,799,000   5,078,927
    Shikoku Bank, Ltd. (The)                                     1,824,000   4,224,557
    Shima Seiki Manufacturing, Ltd.                                 49,700   1,019,640
    Shimachu Co., Ltd.                                             933,900  22,678,757

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    SHIMANE BANK, Ltd. (The)                                         8,900 $   117,002
    Shimizu Bank, Ltd. (The)                                       198,200   5,574,048
    Shin Nippon Air Technologies Co., Ltd.                         340,920   2,140,621
    Shin-Etsu Polymer Co., Ltd.                                    668,400   2,351,054
    Shinagawa Refractories Co., Ltd.                             1,192,000   2,601,503
#   Shinkawa, Ltd.                                                 208,700   1,351,963
    Shinko Electric Industries Co., Ltd.                            30,600     272,794
    Shinko Shoji Co., Ltd.                                         520,400   4,453,750
    Shinko Wire Co., Ltd.                                          543,000   1,088,962
    Shinmaywa Industries, Ltd.                                   2,777,000  21,757,626
#   Shinnihon Corp.                                                565,100   1,968,204
    Shinsho Corp.                                                  404,000     837,326
    Shiroki Corp.                                                  411,000     921,900
    Shobunsha Publications, Inc.                                   100,000     627,259
#   Shoei Foods Corp.                                              185,400   1,470,255
    Shofu, Inc.                                                      1,100       9,946
    Showa Corp.                                                    340,800   4,730,064
#   Sinanen Co., Ltd.                                              922,000   3,596,182
    Sintokogio, Ltd.                                               646,362   4,863,743
    SKY Perfect JSAT Holdings, Inc.                                475,600   2,746,304
    SNT Corp.                                                      635,600   2,431,313
    Soda Nikka Co., Ltd.                                           328,000   1,385,277
    Sodick Co., Ltd.                                                33,300     155,659
    Soft99 Corp.                                                    52,300     369,607
    SPK Corp.                                                        1,418      25,485
    Subaru Enterprise Co., Ltd.                                    247,000     951,474
    Sugimoto & Co., Ltd.                                           114,700   1,053,318
    Suminoe Textile Co., Ltd.                                    1,420,000   4,203,292
    Sumitomo Bakelite Co., Ltd.                                    165,000     594,966
    Sumitomo Densetsu Co., Ltd.                                    198,400   2,930,310
    Sumitomo Precision Products Co., Ltd.                          261,000   1,128,954
#   Sumitomo Seika Chemicals Co., Ltd.                              71,000     454,312
    Sumitomo Warehouse Co., Ltd. (The)                              32,000     187,675
    Suncall Corp.                                                    9,000      51,798
    Suzuden Corp.                                                    2,100      11,114
#*  SWCC Showa Holdings Co., Ltd.                                6,821,000   7,782,148
    T RAD Co., Ltd.                                                426,000   1,350,593
    T&K Toka Co., Ltd.                                               6,400     136,156
    Tachi-S Co., Ltd.                                               42,500     678,328
    Tachibana Eletech Co., Ltd.                                    270,600   3,100,482
    Tachikawa Corp.                                                188,400     962,754
    Taihei Dengyo Kaisha, Ltd.                                     881,000   6,203,707
    Taiheiyo Kouhatsu, Inc.                                      2,060,000   2,291,790
    Taiho Kogyo Co., Ltd.                                          445,100   5,601,213
    Taiko Bank, Ltd. (The)                                         249,000     554,167
    Takachiho Koheki Co., Ltd.                                         400       3,895
    Takagi Securities Co., Ltd.                                    304,000   1,170,754
    Takamatsu Construction Group Co., Ltd.                          37,900     709,555
    Takano Co., Ltd.                                               290,900   1,430,270
    Takaoka Toko Holdings Co., Ltd.                                 37,244     756,432
    Takara Standard Co., Ltd.                                      897,105   7,217,924
    Takasago Thermal Engineering Co., Ltd.                         465,800   3,892,770

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
JAPAN -- (Continued)
    Take And Give Needs Co., Ltd.                                   150,490 $ 3,083,159
    Takigami Steel Construction Co., Ltd. (The)                     194,000     778,928
    Takihyo Co., Ltd.                                                17,000      70,057
    Takiron Co., Ltd.                                             1,121,000   4,770,167
#   Tamura Corp.                                                  1,317,948   3,466,382
#   Tayca Corp.                                                     831,000   2,522,984
    Tbk Co., Ltd.                                                   564,000   3,128,971
    TECHNO ASSOCIE Co., Ltd.                                        171,900   1,769,583
#   Techno Ryowa, Ltd.                                              229,770   1,065,839
    Teikoku Tsushin Kogyo Co., Ltd.                                 807,000   1,447,361
#*  Tekken Corp.                                                  3,732,000  12,203,632
#*  Ten Allied Co., Ltd.                                            119,800     393,856
    Tenma Corp.                                                     573,900   7,434,293
    Teraoka Seisakusho Co., Ltd.                                    169,100     688,097
    Tigers Polymer Corp.                                            311,600   1,356,595
#*  Toa Corp.                                                     5,861,000  14,242,988
#   Toa Oil Co., Ltd.                                               874,000   1,638,985
    TOA ROAD Corp.                                                  747,000   4,077,054
#   Toabo Corp.                                                   1,140,000     930,400
    Tochigi Bank, Ltd. (The)                                      2,865,000  10,955,708
    Toda Corp.                                                    5,130,000  18,754,411
#   Toda Kogyo Corp.                                                177,000     539,705
#   Toenec Corp.                                                  1,100,000   6,861,237
    Toho Bank, Ltd. (The)                                         4,361,000  13,690,573
#   Toho Zinc Co., Ltd.                                             310,000     934,273
    Tohoku Bank, Ltd. (The)                                       1,543,000   2,297,861
    Tohokushinsha Film Corp.                                          6,400      62,667
#   Tohto Suisan Co., Ltd.                                          734,000   1,602,137
    Tokai Carbon Co., Ltd.                                        2,233,000   7,677,031
    Tokai Lease Co., Ltd.                                           672,000   1,225,884
    Tokai Rubber Industries, Ltd.                                   135,100   1,243,663
    Tokushu Tokai Paper Co., Ltd.                                 1,610,220   3,311,717
#   Tokuyama Corp.                                               10,164,000  39,314,444
    Tokyo Electron Device, Ltd.                                       7,200     112,137
    Tokyo Energy & Systems, Inc.                                    639,000   3,400,253
    Tokyo Keiki, Inc.                                               249,000     771,850
*   Tokyo Kikai Seisakusho, Ltd.                                    121,000     147,311
    Tokyo Ohka Kogyo Co., Ltd.                                      253,900   5,608,852
#*  Tokyo Rope Manufacturing Co., Ltd.                              785,000   1,370,233
    Tokyo Sangyo Co., Ltd.                                          529,000   1,811,109
    Tokyo Soir Co., Ltd.                                             86,000     229,105
#*  Tokyo Steel Manufacturing Co., Ltd.                           3,265,100  17,544,824
    Tokyo Tekko Co., Ltd.                                         1,178,000   5,063,636
#   Tokyo Tomin Bank, Ltd. (The)                                    666,100   7,137,675
*   Tokyu Construction Co., Ltd.                                     17,690     103,949
#   Tokyu Recreation Co., Ltd.                                      256,328   1,498,674
    Toli Corp.                                                    1,034,000   2,174,571
    Tomato Bank, Ltd.                                             1,324,000   2,332,091
    Tomen Devices Corp.                                                 500       8,567
    Tomen Electronics Corp.                                         271,600   3,081,921
#   Tomoe Corp.                                                     895,900   4,582,224
    Tomoe Engineering Co., Ltd.                                       3,200      50,957

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Tomoku Co., Ltd.                                             1,403,000 $ 4,478,624
    TOMONY Holdings, Inc.                                        3,244,000  12,254,245
    Tonami Holdings Co., Ltd.                                    1,540,000   3,360,594
    Toppan Forms Co., Ltd.                                         704,700   6,572,454
    Topre Corp.                                                    290,500   4,075,992
    Topy Industries, Ltd.                                        3,642,000   7,982,900
    Torii Pharmaceutical Co., Ltd.                                 302,800   7,851,599
#   Torishima Pump Manufacturing Co., Ltd.                          19,100     170,041
    Tosei Corp.                                                     27,100     217,530
#   Tosho Printing Co., Ltd.                                     1,091,000   2,923,565
    Totetsu Kogyo Co., Ltd.                                        108,330   2,439,832
    Tottori Bank, Ltd. (The)                                     1,075,000   2,068,982
    Towa Bank, Ltd. (The)                                        2,593,000   2,371,519
    Toyo Ink SC Holdings Co., Ltd.                               1,028,000   5,240,667
    Toyo Kohan Co., Ltd.                                         2,110,000   9,598,506
    Toyo Machinery & Metal Co., Ltd.                                 7,800      30,870
#   Toyo Securities Co., Ltd.                                      587,000   2,010,650
#   Toyo Tanso Co., Ltd.                                            20,600     390,411
#   Toyo Wharf & Warehouse Co., Ltd.                               901,000   2,441,437
    Trusco Nakayama Corp.                                          174,339   3,711,740
    TSI Holdings Co., Ltd.                                       2,359,820  16,679,925
    Tsubakimoto Kogyo Co., Ltd.                                     42,000     113,333
#*  Tsudakoma Corp.                                              1,174,000   1,926,028
    Tsukishima Kikai Co., Ltd.                                     371,000   3,906,912
    Tsukuba Bank, Ltd. (The)                                     1,080,167   3,777,313
    Tsurumi Manufacturing Co., Ltd.                                312,000   3,196,400
    Tsutsumi Jewelry Co., Ltd.                                     264,300   6,439,824
    TTK Co., Ltd.                                                  136,000     591,335
    Tv Tokyo Holdings Corp.                                        110,100   1,896,557
    TYK Corp.                                                      690,000   1,730,628
#   U-Shin, Ltd.                                                   655,400   4,875,303
    Ube Industries, Ltd.                                           151,200     312,968
    Uchida Yoko Co., Ltd.                                        1,359,000   3,987,354
    Ueki Corp.                                                     146,000     325,113
    UKC Holdings Corp.                                             100,000   1,993,388
*   Ulvac, Inc.                                                    512,300   5,238,832
#*  Uniden Corp.                                                 1,639,000   4,077,805
    UNY Group Holdings Co., Ltd.                                   767,100   4,840,636
#   Village Vanguard Co., Ltd.                                         202     313,048
    Vital KSK Holdings, Inc.                                       223,815   1,569,844
    Wakita & Co., Ltd.                                             238,000   3,099,204
    Warabeya Nichiyo Co., Ltd.                                     174,100   3,248,408
    Watabe Wedding Corp.                                            53,100     397,882
    Wood One Co., Ltd.                                             602,000   1,704,046
    Y A C Co., Ltd.                                                 80,500     510,801
    Yachiyo Bank, Ltd. (The)                                       161,375   4,402,156
    Yachiyo Industry Co., Ltd.                                      14,900     106,333
    Yahagi Construction Co., Ltd.                                   39,900     279,460
    Yaizu Suisankagaku Industry Co., Ltd.                           19,300     170,850
    YAMABIKO Corp.                                                 141,774   4,335,831
    Yamagata Bank, Ltd. (The)                                    1,946,000   8,103,052
*   Yamaichi Electronics Co., Ltd.                                 192,400     479,819

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE++
                                                                 --------- --------------
JAPAN -- (Continued)
    Yamanashi Chuo Bank, Ltd. (The)                              3,156,000 $   13,324,805
    Yamatane Corp.                                                  12,000         22,553
    Yamato Corp.                                                   336,000      1,223,780
#   Yamato International, Inc.                                      13,800         61,424
    Yamaura Corp.                                                   63,000        187,744
    Yamazawa Co., Ltd.                                               2,200         34,036
    Yashima Denki Co., Ltd.                                          9,200         39,732
    Yasuda Warehouse Co., Ltd. (The)                               191,300      2,388,946
    Yellow Hat, Ltd.                                               205,800      3,748,265
    Yodogawa Steel Works, Ltd.                                   3,721,000     16,832,595
    Yokogawa Bridge Holdings Corp.                                 667,000      9,498,465
#   Yokohama Reito Co., Ltd.                                     1,150,400      9,105,138
    Yokowo Co., Ltd.                                                33,300        188,966
    Yondenko Corp.                                                 443,650      1,566,906
    Yonekyu Corp.                                                    2,000         15,762
    Yonex Co., Ltd.                                                149,000        826,221
    Yorozu Corp.                                                    13,300        262,423
    Yuasa Funashoku Co., Ltd.                                      538,000      1,293,994
    Yuken Kogyo Co., Ltd.                                           26,000         57,405
    Yurtec Corp.                                                 1,162,000      3,774,153
    Yusen Logistics Co., Ltd.                                       99,100      1,118,866
    Yushiro Chemical Industry Co., Ltd.                              9,600         87,330
    Zojirushi Corp.                                                 68,000        273,078
#   Zuken, Inc.                                                     37,800        312,203
                                                                           --------------
TOTAL JAPAN                                                                 2,572,954,026
                                                                           --------------
NETHERLANDS -- (1.8%)
    Accell Group                                                       567         11,576
*   AMG Advanced Metallurgical Group NV                             20,916        233,488
#   APERAM                                                       1,493,533     25,516,373
    ASM International NV                                            87,433      2,871,873
#*  Ballast Nedam                                                    9,138        141,064
    BE Semiconductor Industries NV                                 815,793      8,864,752
    BinckBank NV                                                   248,289      2,388,755
    Corbion NV                                                     919,743     21,308,312
*   Crown Van Gelder                                                 9,784         49,823
    Delta Lloyd NV                                               2,392,235     50,719,278
#*  Grontmij                                                       118,051        599,560
#   Heijmans NV                                                    480,160      6,369,209
    Hunter Douglas NV                                                  248         10,708
#*  Kardan NV                                                       10,816          5,464
#   KAS Bank NV                                                    284,482      3,840,561
    Kendrion NV                                                      1,291         40,487
#   Koninklijke BAM Groep NV                                     6,983,328     37,140,694
    Koninklijke Ten Cate NV                                        136,688      4,150,109
#   Koninklijke Wessanen NV                                        542,912      2,030,990
    Macintosh Retail Group NV                                        7,600         83,503
*   Ordina NV                                                    1,952,856      3,408,375
#*  SNS REAAL NV                                                 4,344,025             --
    Telegraaf Media Groep NV                                        79,424      1,036,071
#*  TomTom NV                                                    2,515,210     19,420,675
    USG People NV                                                1,928,586     25,494,226

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
NETHERLANDS -- (Continued)
*   Van Lanschot NV                                                      57 $      1,408
                                                                            ------------
TOTAL NETHERLANDS                                                            215,737,334
                                                                            ------------
NEW ZEALAND -- (0.3%)
    Abano Healthcare Group, Ltd.                                        754        4,264
#   Air New Zealand, Ltd.                                         9,026,267   12,007,911
    Auckland International Airport, Ltd.                            621,897    1,760,486
    Cavalier Corp., Ltd.                                              3,143        4,724
    CDL Investments New Zealand, Ltd.                               587,196      265,709
    Chorus, Ltd.                                                     60,201      131,758
    Colonial Motor Co., Ltd. (The)                                  243,551      991,184
    Heartland New Zealand, Ltd.                                     580,851      402,484
    Kathmandu Holdings, Ltd.                                          8,970       28,790
#   Metlifecare, Ltd.                                                39,361      132,657
    Millennium & Copthorne Hotels New Zealand, Ltd.               2,998,736    1,662,166
    New Zealand Oil & Gas, Ltd.                                   2,060,818    1,429,917
    New Zealand Refining Co., Ltd. (The)                             20,756       38,584
    Northland Port Corp. NZ, Ltd.                                    22,463       52,798
#   Nuplex Industries, Ltd.                                       2,797,790    8,087,358
#   PGG Wrightson, Ltd.                                           2,111,833      715,580
    Richina Pacific, Ltd.                                           832,183      247,458
#*  Rubicon, Ltd.                                                 3,767,301    1,107,461
    Sanford Ltd.                                                  1,099,644    4,147,806
    Sky Network Television, Ltd.                                    383,000    1,961,468
    Steel & Tube Holdings, Ltd.                                     155,098      406,897
*   Tenon, Ltd.                                                     137,210      165,842
    Tourism Holdings, Ltd.                                          870,292      574,974
    Tower, Ltd.                                                   2,993,341    4,576,309
                                                                            ------------
TOTAL NEW ZEALAND                                                             40,904,585
                                                                            ------------
NORWAY -- (1.0%)
    Aker ASA Class A                                                 47,986    1,511,758
#*  Archer, Ltd.                                                  1,623,981    1,476,151
    Austevoll Seafood ASA                                           475,783    2,954,018
    Bonheur ASA                                                     221,052    5,052,999
    BW Offshore, Ltd.                                             4,745,735    6,494,915
*   BWG Homes ASA                                                   996,334    1,851,410
    Cermaq ASA                                                       72,561    1,285,934
*   Deep Sea Supply PLC                                               6,844       12,925
#*  DOF ASA                                                         536,217    2,514,480
    Eltek ASA                                                     1,445,669    1,701,515
    Evry ASA                                                        239,145      389,037
    Farstad Shipping ASA                                            207,709    4,716,339
#*  Frontline, Ltd.                                                 537,534    1,142,317
    Ganger Rolf ASA                                                 402,700    9,038,503
#   Golden Ocean Group Ltd.                                       5,477,374    8,253,873
#*  Grieg Seafood ASA                                               103,905      324,830
*   Havila Shipping ASA                                              38,346      224,475
*   Kongsberg Automotive Holding ASA                             10,167,813    7,843,344
#*  Norske Skogindustrier ASA                                     3,907,541    2,133,781
#*  Norwegian Energy Co. A.S.                                     5,386,684      271,216
#*  Odfjell SE Class A                                              249,000    1,785,763

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES      VALUE++
                                                                 ----------- ------------
NORWAY -- (Continued)
#*  Panoro Energy ASA                                              3,127,370 $  1,657,249
#*  REC Silicon ASA                                               19,165,900    9,543,765
#*  REC Solar AS                                                     301,722    3,851,954
#*  Sevan Drilling A.S.                                            2,937,720    2,802,312
#*  Sevan Marine ASA                                                 531,955    2,369,328
*   Siem Offshore, Inc.                                              415,988      677,444
    Solstad Offshore ASA                                             359,703    7,134,835
#*  Songa Offshore                                                 3,681,507    3,470,950
    SpareBank 1 SMN                                                1,320,578   11,129,153
    Stolt-Nielsen, Ltd.                                               18,842      533,489
*   Storebrand ASA                                                   689,852    4,460,918
    TTS Group ASA                                                     74,071       82,029
    Wilh Wilhelmsen Holding ASA Class A                              253,267    7,753,413
                                                                             ------------
TOTAL NORWAY                                                                  116,446,422
                                                                             ------------
PORTUGAL -- (0.3%)
#*  Banco Comercial Portugues SA                                 187,787,505   28,003,174
*   Banco Espirito Santo SA                                          618,194      812,292
    Corticeira Amorim SGPS SA                                      2,076,904    5,762,527
*   EDP Renovaveis SA                                                 13,818       75,966
*   Papelaria Fernandes-Industria e Comercia SA                        2,000           --
#*  Sonae Industria SGPS SA                                        1,299,009    1,060,715
    Sonaecom - SGPS SA                                             1,574,394    5,104,942
*   Sumol + Compal SA                                                 53,800       75,827
                                                                             ------------
TOTAL PORTUGAL                                                                 40,895,443
                                                                             ------------
RUSSIA -- (0.1%)
#*  Alliance Oil Co., Ltd.                                           919,969    8,176,906
                                                                             ------------
SINGAPORE -- (1.6%)
*   Abterra, Ltd.                                                     52,000       22,849
#   ASL Marine Holdings, Ltd.                                      1,083,800      579,499
#   Ausgroup, Ltd.                                                 1,148,000      272,756
    Banyan Tree Holdings, Ltd.                                        39,000       21,212
    Biosensors International Group, Ltd.                              90,000       68,051
    Bonvests Holdings, Ltd.                                        1,338,280    1,259,754
*   Broadway Industrial Group, Ltd.                                3,557,000      644,154
#   China Merchants Holdings Pacific, Ltd.                         1,238,000      847,071
#   Chip Eng Seng Corp., Ltd.                                      8,982,198    5,091,573
    Chuan Hup Holdings, Ltd.                                       7,757,000    1,779,408
    Creative Technology, Ltd.                                        820,850    1,459,000
    CSC Holdings, Ltd.                                               348,000       28,346
#*  Delong Holdings, Ltd.                                            679,000      196,127
    DMX Technologies Group, Ltd.                                   3,585,000      633,606
    EnGro Corp., Ltd.                                                115,500       92,062
*   Excel Machine Tools, Ltd                                         473,000           --
#*  Ezra Holdings, Ltd.                                           15,946,000   17,185,801
    Falcon Energy Group, Ltd.                                        173,000       54,085
    Far East Orchard, Ltd.                                         5,199,720    8,197,027
    Freight Links Express Holdings, Ltd.                             152,079       13,092
    GK Goh Holdings, Ltd.                                          2,295,000    1,615,178
    GP Batteries International, Ltd.                                 259,000      166,970

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
SINGAPORE -- (Continued)
    GP Industries, Ltd.                                           2,169,808 $   890,318
*   Hanwell Holdings, Ltd.                                        6,729,043   1,411,149
*   Healthway Medical Corp., Ltd.                                 4,190,000     226,045
    HG Metal Manufacturing, Ltd.                                  1,230,000      78,070
    Hi-P International, Ltd.                                         66,000      32,114
    Hiap Hoe, Ltd.                                                   47,000      30,597
    Ho Bee Land, Ltd.                                             6,991,000  11,574,810
    Hong Fok Corp., Ltd.                                          7,753,000   4,459,086
    Hong Leong Asia, Ltd.                                           917,000   1,073,409
#   Hotel Grand Central, Ltd.                                     2,640,058   2,249,654
#   Hotel Properties, Ltd.                                        2,511,500   6,345,157
    Hour Glass, Ltd. (The)                                          402,320     547,446
*   Huan Hsin Holdings, Ltd.                                        172,000       5,123
    HupSteel, Ltd.                                                   29,000       5,146
    Hwa Hong Corp., Ltd.                                          1,014,000     252,927
#   Indofood Agri Resources, Ltd.                                 1,455,000   1,065,100
    InnoTek, Ltd.                                                 4,171,000   1,143,859
#*  International Healthway Corp., Ltd.                              95,048      27,597
#   IPC Corp., Ltd.                                              16,472,000   2,037,094
    Isetan Singapore, Ltd.                                          171,000     608,640
#   Jaya Holdings, Ltd.                                           3,964,000   2,183,978
*   Jurong Technologies Industrial Corp., Ltd.                    3,391,000          --
    K1 Ventures, Ltd.                                            14,032,000   2,058,667
    Koh Brothers Group, Ltd.                                      1,464,000     347,788
    LC Development, Ltd.                                          6,875,960     851,829
    Lee Kim Tah Holdings, Ltd.                                    2,313,000   1,681,234
*   Li Heng Chemical Fibre Technologies, Ltd.                    11,463,000   1,137,626
    Lian Beng Group, Ltd.                                         1,624,000     724,990
#   Low Keng Huat Singapore, Ltd.                                    85,000      46,874
    Lum Chang Holdings, Ltd.                                      1,311,000     369,400
    Marco Polo Marine, Ltd.                                         129,000      38,858
*   Mercator Lines Singapore, Ltd.                                  777,000      68,483
#   Mermaid Maritime PCL                                          1,134,000     296,489
#   Metro Holdings, Ltd.                                         10,849,960   7,285,588
    Mewah International, Inc.                                        56,000      21,660
#   Midas Holdings, Ltd.                                         22,479,000   9,025,892
    NSL, Ltd.                                                       671,000     772,536
#*  Oceanus Group, Ltd.                                          11,176,000     134,432
#*  Otto Marine, Ltd.                                            19,127,500     813,065
#   OUE, Ltd.                                                     1,412,000   2,748,516
*   Penguin International, Ltd.                                     863,250      80,500
    Popular Holdings, Ltd.                                        8,482,250   1,742,487
    QAF, Ltd.                                                     3,807,103   2,572,197
*   Raffles Education Corp., Ltd.                                15,641,200   3,776,653
    Rickmers Maritime                                                98,000      22,862
*   S I2I, Ltd.                                                  22,499,000     325,495
    San Teh, Ltd.                                                   952,800     238,271
*   Sapphire Corp., Ltd.                                            657,000      59,209
    Sinarmas Land, Ltd.                                             476,000     210,291
    Sing Holdings, Ltd.                                             399,000     141,400
    Sing Investments & Finance, Ltd.                                 84,000      91,951
#   Singapore Land, Ltd.                                          1,133,806   7,915,241

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
SINGAPORE -- (Continued)
    Singapore Reinsurance Corp., Ltd.                             3,080,110 $    628,797
    Singapore Shipping Corp., Ltd.                                1,148,000      194,317
    Singapura Finance, Ltd.                                         105,000      130,950
    Stamford Land Corp., Ltd.                                     4,041,000    1,852,377
    Sunningdale Tech, Ltd.                                        8,648,000      882,372
#*  SunVic Chemical Holdings, Ltd.                                7,560,000    2,646,676
#   Swiber Holdings, Ltd.                                        15,419,000    7,762,043
#   Tat Hong Holdings, Ltd.                                         396,000      297,520
    Tiong Woon Corp. Holding, Ltd.                                8,059,500    2,102,380
    Tuan Sing Holdings, Ltd.                                     17,646,263    4,545,227
#   UMS Holdings, Ltd.                                            2,959,000    1,322,820
#   United Engineers, Ltd.                                        9,399,332   13,996,734
#   United Envirotech, Ltd.                                         148,000       99,336
    United Industrial Corp., Ltd.                                 4,189,946   10,347,490
    Wheelock Properties Singapore, Ltd.                           2,365,000    3,236,356
    Wing Tai Holdings, Ltd.                                       9,494,054   16,856,967
#   Yeo Hiap Seng, Ltd.                                             946,457    1,939,396
    YHI International, Ltd.                                          31,000        6,673
                                                                            ------------
TOTAL SINGAPORE                                                              190,923,855
                                                                            ------------
SPAIN -- (2.4%)
#   Abengoa SA                                                      679,263    2,099,539
#   Abengoa SA Class B                                            2,134,454    5,168,536
#   Acciona SA                                                       99,983    6,338,152
#   Acerinox SA                                                     133,679    1,762,096
    Adveo Group International SA                                    174,804    3,268,463
#   Bankinter SA                                                 11,466,414   69,912,115
*   Baron de Ley                                                     22,116    1,874,546
#*  Caja de Ahorros del Mediterraneo                                298,813           --
#*  Campofrio Food Group SA                                         108,422      868,203
#*  Cementos Portland Valderrivas SA                                215,832    1,994,439
*   Deoleo SA                                                     8,782,900    5,001,025
    Dinamia Capital Privado Sociedad de Capital Riesgo SA            44,356      401,534
#*  Dogi International Fabrics SA                                   191,727           --
    Ebro Foods SA                                                    50,273    1,134,038
    Ence Energia y Celulosa SA                                    4,041,949   16,233,196
#*  Ercros SA                                                     1,759,942    1,340,178
*   Espanola del ZInc.SA                                             53,703           --
    Fluidra SA                                                      104,786      358,036
#*  Fomento de Construcciones y Contratas SA                        769,152   17,697,510
*   Gamesa Corp. Tecnologica SA                                   7,418,085   71,637,070
    Grupo Catalana Occidente SA                                      27,603      933,862
*   Grupo Ezentis SA                                                734,568      410,434
    Iberpapel Gestion SA                                            107,514    2,230,865
#   Melia Hotels International SA                                 1,283,223   14,528,532
    Miquel y Costas & Miquel SA                                      20,366      786,998
*   Natra SA                                                         28,797       87,650
#*  NH Hoteles SA                                                 3,144,348   16,410,803
    Obrascon Huarte Lain SA                                           7,784      326,028
    Papeles y Cartones de Europa SA                                 850,722    4,561,246
*   Pescanova SA                                                    338,483           --
#*  Promotora de Informaciones SA Class A                         7,322,195    3,716,478

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SPAIN -- (Continued)
#*  Realia Business SA                                           1,112,704 $  1,205,363
#*  Sacyr SA                                                     7,674,657   41,304,181
*   Sociedad Nacional de Industrias Apicaciones Celulosa
    Espanola SA                                                    370,644       98,635
#*  Solaria Energia y Medio Ambiente SA                            876,126      963,177
*   Telecomunicaciones y Energia                                    27,445       47,729
*   Vocento SA                                                      14,029       28,121
                                                                           ------------
TOTAL SPAIN                                                                 294,728,778
                                                                           ------------
SWEDEN -- (3.2%)
    Acando AB                                                      879,038    1,724,582
    AddNode Group AB                                                37,990      220,129
    AF AB Class B                                                    7,440      235,034
*   Arise AB                                                        46,468      170,155
    B&B Tools AB Class B                                           176,157    2,414,379
*   BE Group AB                                                    218,740      382,708
#   Beijer AB G&L Class B                                          185,323    3,885,296
    Beijer Alma AB                                                  23,287      608,117
    Bilia AB Class A                                               442,474   10,715,260
#   BillerudKorsnas AB                                           3,506,767   41,139,347
    Biotage AB                                                     895,743    1,394,886
    Bure Equity AB                                               1,257,039    4,857,582
*   Catella AB                                                      81,289       75,999
    Catena AB                                                      100,232    1,586,629
    Cision AB                                                       24,139      121,506
#*  Cloetta AB Class B                                              43,101      134,743
    Concentric AB                                                  656,113    6,748,713
    Concordia Maritime AB Class B                                  400,102      711,083
*   CyberCom Group AB                                              332,333      121,566
    Duni AB                                                        114,840    1,293,012
*   East Capital Explorer AB                                        91,353      770,615
#*  Eniro AB                                                     2,418,980   10,509,802
    FinnvedenBulten AB                                              13,876       89,728
    Gunnebo AB                                                     233,956    1,343,511
    Haldex AB                                                    1,227,419    8,889,189
#   Holmen AB Class B                                            1,385,639   46,026,833
    Industrial & Financial Systems Class B                          51,556    1,184,121
*   KappAhl AB                                                     139,597      825,375
#*  Karolinska Development AB Class B                               89,659      460,193
    KNOW IT AB                                                     149,557    1,272,243
    Lagercrantz AB Class B                                         204,806    3,555,394
*   Lindab International AB                                        248,648    2,420,926
    Meda AB Class A                                              1,651,937   18,537,183
#*  Micronic Mydata AB                                           1,744,849    3,499,924
    MQ Holding AB                                                  193,387      536,520
#   NCC AB Class B                                                 110,421    3,396,472
*   Net Insight AB Class B                                         198,948       42,022
#   New Wave Group AB Class B                                    1,076,056    6,112,508
    Nobia AB                                                       539,201    4,693,921
    Nolato AB Class B                                              156,951    3,202,738
    OEM International AB Class B                                     7,400       85,597
#*  PA Resources AB                                                216,361      333,888
    Peab AB                                                        938,183    5,516,267

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
SWEDEN -- (Continued)
#   Pricer AB Class B                                              439,583 $    494,176
    Proact IT Group AB                                              63,000      687,990
#   Ratos AB Class B                                               172,444    1,492,317
*   Rederi AB Transatlantic                                         97,560      100,147
*   rnb Retail and Brands AB                                       106,053      194,977
    Saab AB Class B                                                716,322   14,339,736
#*  SAS AB                                                       3,578,362   10,707,102
    Semcon AB                                                       13,958      152,019
#   SSAB AB Class A                                              4,143,538   27,258,427
    SSAB AB Class B                                              1,018,644    5,747,218
*   Swedish Orphan Biovitrum AB                                  1,100,510   10,518,971
*   TradeDoubler AB                                                 87,302      241,163
*   Transcom WorldWide SA                                          892,526      177,593
#   Trelleborg AB Class B                                        6,024,942  113,688,584
                                                                           ------------
TOTAL SWEDEN                                                                387,646,116
                                                                           ------------
SWITZERLAND -- (4.1%)
*   Acino Holding AG                                                34,943    4,427,132
*   AFG Arbonia-Forster Holding AG                                 278,888    9,666,696
    Allreal Holding AG                                             141,765   19,490,872
    Alpiq Holding AG                                                   686       90,602
    ALSO Holding AG                                                  9,195      480,051
    Autoneum Holding AG                                             15,174    2,020,242
    Baloise Holding AG                                             216,720   25,177,197
    Bank Coop AG                                                    18,665      980,260
    Banque Cantonale de Geneve                                      13,130    3,355,624
    Banque Cantonale du Jura                                         7,948      579,649
    Basler Kantonalbank                                              1,119       94,171
#   Bellevue Group AG                                               29,539      423,669
*   Bobst Group AG                                                 191,684    6,765,759
    Bossard Holding AG                                               1,314      267,268
    Carlo Gavazzi Holding AG                                         7,688    1,763,383
    Cham Paper Holding AG                                           11,660    3,076,074
*   Charles Voegele Holding AG                                     161,832    2,083,352
    Cicor Technologies                                              10,828      385,180
    Cie Financiere Tradition SA                                      1,051       56,890
    Clariant AG                                                  2,218,644   39,092,148
    Coltene Holding AG                                              58,365    3,015,536
    Conzzeta AG                                                      3,818    7,919,934
    Daetwyler Holding AG                                           136,269   17,328,120
#   EFG International AG                                           709,753   10,442,731
    Emmi AG                                                         39,124   11,256,730
    Energiedienst Holding AG                                           318       10,885
    Flughafen Zuerich AG                                            49,184   27,257,105
    Forbo Holding AG                                                 9,088    7,126,158
    GAM Holding AG                                               1,855,692   34,675,190
    Georg Fischer AG                                                31,225   21,509,269
    Gurit Holding AG                                                 8,656    4,021,617
    Helvetia Holding AG                                            121,594   57,348,474
    Implenia AG                                                    265,310   17,867,197
    Intershop Holdings                                               7,875    2,855,942
    Jungfraubahn Holding AG                                          3,774      270,018

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
SWITZERLAND -- (Continued)
    Kardex AG                                                        59,580 $  2,595,992
    Komax Holding AG                                                 17,326    2,371,099
    Kudelski SA                                                     163,603    2,256,374
    Liechtensteinische Landesbank AG                                 28,394    1,125,004
    Lonza Group AG                                                   96,369    8,602,178
    MCH Group AG                                                      4,014      267,830
#*  Meyer Burger Technology AG                                    1,072,947   12,589,661
    Micronas Semiconductor Holding AG                               100,278      820,765
    Mikron Holding AG                                                38,875      228,241
    Mobimo Holding AG                                                21,659    4,535,657
#*  Orascom Development Holding AG                                  102,606    1,461,916
    PubliGroupe AG                                                    3,692      365,541
    Romande Energie Holding SA                                        4,003    5,003,564
*   Schmolz + Bickenbach AG                                       7,264,075    9,193,380
    Schweiter Technologies AG                                           940      630,483
    Schweizerische National-Versicherungs-Gesellschaft AG           382,940   18,926,075
    Siegfried Holding AG                                             28,630    4,720,449
    St Galler Kantonalbank AG                                         9,877    4,016,807
    Swiss Life Holding AG                                           237,965   47,183,777
    Swisslog Holding AG                                             286,563      334,431
    Tamedia AG                                                          398       47,300
*   Tornos Holding AG                                                42,112      208,348
    Valartis Group AG                                                 4,409       90,154
    Valiant Holding                                                  62,264    5,808,399
    Valora Holding AG                                                32,577    8,048,969
    Vaudoise Assurances Holding SA Class B                           21,719    9,183,610
    Verwaltungs- und Privat-Bank AG                                  34,453    3,339,790
    Vetropack Holding AG                                                187      373,615
    Vontobel Holding AG                                              84,682    3,389,562
    Zug Estates Holding AG                                               72       93,499
                                                                            ------------
TOTAL SWITZERLAND                                                            500,993,595
                                                                            ------------
UNITED KINGDOM -- (22.5%)
    Acal P.L.C.                                                     327,161    1,751,256
#   African Barrick Gold P.L.C.                                     593,435    1,833,642
*   Aga Rangemaster Group P.L.C.                                  1,951,519    4,040,823
    Alent P.L.C.                                                  5,707,469   31,719,178
    Alumasc Group P.L.C.                                            575,307    1,259,901
*   Amberley Group P.L.C.                                            71,000           --
    Amlin P.L.C.                                                 11,024,189   75,323,453
    Anglo Pacific Group P.L.C.                                    1,280,994    4,559,201
    Anglo-Eastern Plantations                                       241,403    2,613,937
    Ashtead Group P.L.C.                                         10,275,968  107,981,373
    Avesco Group, Ltd.                                               84,124      302,605
    Barratt Developments P.L.C.                                  23,445,340  125,727,208
    BBA Aviation P.L.C.                                           1,446,324    7,839,402
    Beazley P.L.C.                                               12,470,827   45,713,302
    Bellway P.L.C.                                                3,448,205   83,054,770
    Berendsen P.L.C.                                                766,987   11,944,242
    Bloomsbury Publishing P.L.C.                                     81,160      224,206
    Bodycote P.L.C.                                               5,021,077   52,927,267
    BOOT HENRY P.L.C.                                             1,143,997    3,310,444

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
UNITED KINGDOM -- (Continued)
    Bovis Homes Group P.L.C.                                      3,855,116 $48,499,105
    Braemar Shipping Services P.L.C.                                  1,546      13,299
    British Polythene Industries P.L.C.                             323,518   3,544,765
#   Bwin.Party Digital Entertainment P.L.C.                       1,058,674   2,079,990
*   Cairn Energy P.L.C.                                           1,365,015   6,185,079
    Camellia P.L.C.                                                   2,629     367,969
    Cape P.L.C.                                                     205,431     908,773
    Capital & Regional P.L.C.                                     5,344,220   3,702,989
    Carclo P.L.C.                                                    23,006     138,633
    Carillion P.L.C.                                              3,315,763  16,154,405
    Carr's Milling Industries P.L.C.                                 46,170   1,286,403
    Castings P.L.C.                                                 435,213   3,017,834
    Catlin Group, Ltd.                                            9,072,341  74,529,294
#   Centaur Media P.L.C.                                            131,854     118,521
    Chemring Group P.L.C.                                            99,744     348,081
    Chesnara P.L.C.                                                 217,902   1,021,001
    Chime Communications P.L.C.                                     186,985     949,237
    Close Brothers Group P.L.C.                                   1,704,269  34,514,454
*   Coalfield Resources P.L.C.                                      911,673      89,250
*   Colt Group SA                                                 5,697,536  11,258,306
    Communisis P.L.C.                                             2,806,381   2,841,047
    Computacenter P.L.C.                                          1,910,955  18,116,454
    Creston P.L.C.                                                  187,426     301,435
    CSR P.L.C.                                                    4,886,688  43,044,052
    Daejan Holdings P.L.C.                                           79,784   5,304,794
    Dairy Crest Group P.L.C.                                        668,305   5,755,415
    Debenhams P.L.C.                                              2,582,723   4,213,262
    Development Securities P.L.C.                                 2,540,344   9,523,173
*   Dixons Retail P.L.C.                                         78,168,061  61,244,756
    Drax Group P.L.C.                                               269,252   2,748,887
    DS Smith P.L.C.                                              15,213,647  73,739,578
    easyJet P.L.C.                                                2,965,500  62,118,708
    Elementis P.L.C.                                              4,011,297  16,651,492
*   EnQuest P.L.C.                                                  231,181     494,256
*   Enterprise Inns P.L.C.                                       11,707,291  28,442,499
*   Essar Energy P.L.C.                                           2,019,787   3,846,678
#*  Exillon Energy P.L.C.                                           564,716   2,150,151
    F&C Asset Management P.L.C.                                  11,435,011  18,600,707
    Ferrexpo P.L.C.                                                  21,253      61,714
    Fiberweb P.L.C.                                               1,115,249   1,818,369
*   Findel P.L.C.                                                     3,863      15,764
    Firstgroup P.L.C.                                             1,181,667   2,185,347
    Fortune Oil P.L.C.                                               30,128       4,760
*   Future P.L.C.                                                 1,768,908     468,097
    Galliford Try P.L.C.                                            779,555  14,351,518
*   Gem Diamonds, Ltd.                                            1,991,383   5,084,626
    Grafton Group P.L.C.                                          1,749,481  16,616,587
    Greene King P.L.C.                                            4,908,532  64,953,578
*   Hardy Oil & Gas P.L.C.                                           78,909     134,040
    Harvey Nash Group P.L.C.                                        660,735     977,343
    Helical Bar P.L.C.                                            2,462,462  11,847,499
*   Heritage Oil P.L.C.                                           2,612,012   7,762,518

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
UNITED KINGDOM -- (Continued)
    Hiscox, Ltd.                                                  9,603,622 $101,955,499
    Home Retail Group P.L.C.                                     17,508,245   55,860,306
    Hunting P.L.C.                                                   31,124      444,661
    Huntsworth P.L.C.                                             3,242,574    3,401,330
    Inchcape P.L.C.                                               8,776,728   89,609,482
    Intermediate Capital Group P.L.C.                             2,324,248   17,835,381
*   International Ferro Metals, Ltd.                              1,960,461      277,072
    Interserve P.L.C.                                               499,652    4,924,828
*   IP Group P.L.C.                                                 208,807      492,212
#*  JKX Oil & Gas P.L.C.                                            391,101      467,018
#*  Johnston Press P.L.C.                                         9,581,891    2,079,125
    Keller Group P.L.C.                                             553,628    9,325,136
    Laird P.L.C.                                                  3,501,358   14,006,650
*   Lamprell P.L.C.                                                 493,889    1,298,564
    Lancashire Holdings, Ltd.                                     1,128,650   14,686,285
    Lavendon Group P.L.C.                                         1,928,013    5,680,722
#*  Lonmin P.L.C.                                                 3,762,001   19,431,366
    Lookers P.L.C.                                                  257,901      537,009
    Low & Bonar P.L.C.                                            3,354,294    4,140,366
    Man Group P.L.C.                                             10,173,324   14,478,883
    Management Consulting Group P.L.C.                            3,190,021    1,252,715
    Marshalls P.L.C.                                              1,529,098    4,268,777
    Marston's P.L.C.                                             13,861,464   33,750,740
    Mecom Group P.L.C.                                              284,847      306,143
    Meggitt P.L.C.                                                4,813,743   44,191,006
    Millennium & Copthorne Hotels P.L.C.                          4,813,561   43,996,499
*   Mitchells & Butlers P.L.C.                                    5,754,583   36,965,871
    MJ Gleeson Group P.L.C.                                         647,169    3,227,601
    Mondi P.L.C.                                                  6,004,641  107,218,486
    Morgan Sindall Group P.L.C.                                      97,878    1,247,811
*   Mothercare P.L.C.                                               182,034    1,115,530
    MS International P.L.C.                                          75,000      210,592
    National Express Group P.L.C.                                 3,523,732   14,749,537
#   New World Resources P.L.C. Class A                               32,193       46,250
    Northgate P.L.C.                                              2,583,495   18,738,869
    Novae Group P.L.C.                                              616,957    5,486,928
    Pace P.L.C.                                                   1,139,796    5,566,287
    Panther Securities P.L.C.                                        34,430      189,170
    Pendragon P.L.C.                                              6,015,813    3,665,424
    Persimmon P.L.C.                                              7,739,467  156,694,688
*   Petra Diamonds, Ltd.                                             21,276       38,003
#   Petropavlovsk P.L.C.                                            898,784    1,153,406
    Phoenix Group Holdings                                          914,410   11,402,879
    Phoenix IT Group, Ltd.                                           16,230       38,105
*   Pinnacle Staffing Group P.L.C.                                  903,519           --
*   Premier Foods P.L.C.                                          5,556,670   13,421,050
*   Punch Taverns P.L.C.                                          9,491,987    2,062,783
*   PV Crystalox Solar P.L.C.                                       341,477       69,809
*   Quintain Estates & Development P.L.C.                         7,596,061   11,826,397
    REA Holdings P.L.C.                                               1,354        8,700
    Redrow P.L.C.                                                 5,600,709   23,786,699
*   Renold P.L.C.                                                 1,175,797      812,156

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES       VALUE++
                                                                 ---------- ---------------
UNITED KINGDOM -- (Continued)
    RPS Group P.L.C.                                                510,201 $     2,378,067
    S&U P.L.C.                                                        4,296         100,144
*   Salamander Energy P.L.C.                                      1,363,504       2,348,253
    Severfield-Rowen P.L.C.                                         287,223         293,367
    Shanks Group P.L.C.                                           5,901,551       9,991,479
    SIG P.L.C.                                                   14,208,459      46,883,529
    Soco International P.L.C.                                         4,271          27,250
    Speedy Hire P.L.C.                                            2,736,196       2,855,598
    Spirit Pub Co. P.L.C.                                        11,153,659      13,095,997
*   Sportech P.L.C.                                                 132,623         185,002
    St Ives P.L.C.                                                2,304,784       6,666,533
    ST Modwen Properties P.L.C.                                   3,947,845      22,296,363
    Taylor Wimpey P.L.C.                                         76,091,760     134,253,718
*   Thomas Cook Group P.L.C.                                     27,405,032      63,074,658
    Travis Perkins P.L.C.                                         5,306,411     157,799,623
    Treatt P.L.C.                                                    23,754         228,652
    Trifast P.L.C.                                                  888,900       1,124,717
#*  Trinity Mirror P.L.C.                                         7,644,285      16,318,071
    TT electronics P.L.C.                                         2,534,061       8,088,346
    TUI Travel P.L.C.                                             4,381,582      27,012,205
    Tullett Prebon P.L.C.                                            12,661          64,493
    UTV Media P.L.C.                                                  1,877           6,844
    Vedanta Resources P.L.C.                                         12,652         215,564
    Vesuvius P.L.C.                                               5,951,466      46,267,961
    Vislink P.L.C.                                                  338,887         265,133
    Vp P.L.C.                                                       315,426       2,511,623
*   William Ransom & Son Holding P.L.C.                              65,000              --
    Xchanging P.L.C.                                              1,136,112       2,306,498
                                                                            ---------------
TOTAL UNITED KINGDOM                                                          2,731,373,196
                                                                            ---------------
TOTAL COMMON STOCKS                                                          11,112,464,963
                                                                            ---------------
PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
*   Valneva SE                                                       13,627           7,401
                                                                            ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                                     41,929              --
                                                                            ---------------
ISRAEL -- (0.0%)
*   Tower Semiconductor, Ltd. Warrants 06/27/17                         535             432
                                                                            ---------------
ITALY -- (0.0%)
*   Hera SpA Rights 11/19/13                                         14,669             265
                                                                            ---------------
TOTAL RIGHTS/WARRANTS                                                                   697
                                                                            ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)        VALUE+
                                                                   ----------- ---------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund                                91,011,236 $ 1,053,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
      11/01/13 (Collateralized by $85,122 FNMA, rates ranging
      from 2.500% to 4.500%, maturities ranging from 04/01/27 to
      10/01/43, valued at $76,977) to be repurchased at $75,468    $        75          75,468
                                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL                                              1,053,075,468
                                                                               ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,147,270,819)                           $12,165,548,529
                                                                               ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES   VALUE++
                                                                 ------- ----------
COMMON STOCKS -- (90.1%)
AUSTRALIA -- (6.2%)
#   Adelaide Brighton, Ltd.                                      154,024 $  560,597
*   Aditya Birla Minerals, Ltd.                                   33,991     10,930
*   AED Oil, Ltd.                                                 28,704         --
*   AJ Lucas Group, Ltd.                                           9,790     11,075
*   Alkane Resources, Ltd.                                         6,922      2,540
#   ALS Ltd/Queensland                                            24,168    228,623
*   Alumina, Ltd.                                                887,683    863,067
*   Alumina, Ltd. Sponsored ADR                                      900      3,492
    Amalgamated Holdings, Ltd.                                    29,399    225,410
#   Amcom Telecommunications, Ltd.                                38,228     74,840
    Amcor, Ltd.                                                   35,397    362,620
    AMP, Ltd.                                                    166,216    744,804
#   Ansell, Ltd.                                                  14,630    269,650
*   Antares Energy, Ltd.                                          43,975     20,109
    AP Eagers, Ltd.                                               23,424    104,182
    APA Group                                                     31,461    180,258
#*  APN News & Media, Ltd.                                        98,160     43,102
#*  Aquarius Platinum, Ltd.                                       33,735     22,079
#*  Aquila Resources, Ltd.                                        28,745     61,320
#   ARB Corp., Ltd.                                                1,871     20,599
    Aristocrat Leisure, Ltd.                                      45,027    215,001
    Arrium, Ltd.                                                 559,000    730,372
    Asciano, Ltd.                                                270,029  1,482,956
*   ASG Group, Ltd.                                               29,214     11,204
    ASX, Ltd.                                                      8,599    298,692
    Atlas Iron, Ltd.                                             259,623    253,014
*   Aurora Oil & Gas, Ltd.                                        55,916    171,700
#   Ausdrill, Ltd.                                                89,820    129,782
#   Ausenco, Ltd.                                                 30,823     47,931
#*  Austal, Ltd.                                                  31,664     22,579
    Austbrokers Holdings, Ltd.                                     8,522     99,094
    Austin Engineering, Ltd.                                       3,342     12,484
    Australia & New Zealand Banking Group, Ltd.                   58,440  1,870,101
#*  Australian Agricultural Co., Ltd.                            132,520    140,952
    Australian Infrastructure Fund                                27,847        184
    Australian Pharmaceutical Industries, Ltd.                    53,097     32,384
#   Automotive Holdings Group, Ltd.                               53,543    183,803
*   AWE, Ltd.                                                    237,537    280,254
#   Bank of Queensland, Ltd.                                     101,286  1,155,413
    BC Iron, Ltd.                                                 28,373    132,030
    Beach Energy, Ltd.                                           568,171    767,427
    Bendigo and Adelaide Bank, Ltd.                              137,353  1,414,020
    BHP Billiton, Ltd.                                            12,973    458,639
    BHP Billiton, Ltd. Sponsored ADR                              10,469    740,054
#*  Billabong International, Ltd.                                 79,866     29,720
#   Blackmores, Ltd.                                               1,533     32,845
*   BlueScope Steel, Ltd.                                        136,925    645,861
#   Boart Longyear, Ltd.                                         161,114     65,300
#   Boral, Ltd.                                                  276,737  1,291,284
#   Bradken, Ltd.                                                 97,128    573,003
    Brambles, Ltd.                                                28,430    249,579

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    Breville Group, Ltd.                                          14,865 $  113,059
    Brickworks, Ltd.                                              13,908    187,817
    BT Investment Management, Ltd.                                21,835    103,136
#   Cabcharge Australia, Ltd.                                     56,351    214,929
#   Caltex Australia, Ltd.                                        20,543    358,950
#   Cardno, Ltd.                                                  45,048    301,504
*   Carnarvon Petroleum, Ltd.                                    105,419      7,367
    carsales.com, Ltd.                                             7,604     75,510
    Cash Converters International, Ltd.                          113,888    102,363
#   Cedar Woods Properties, Ltd.                                   6,427     42,082
*   Centrebet International, Ltd. Claim Units                      6,648         --
*   Ceramic Fuel Cells, Ltd.                                      97,611      3,326
    Challenger, Ltd.                                              61,701    350,033
*   Citigold Corp., Ltd.                                         194,096      8,918
    Clough, Ltd.                                                  36,846     50,575
*   Coal of Africa, Ltd.                                          24,372      3,156
    Coca-Cola Amatil, Ltd.                                        11,096    135,218
#   Cochlear, Ltd.                                                 1,768     98,233
#*  Cockatoo Coal, Ltd.(B0PB4N8)                                 148,893      8,072
    Cockatoo Coal, Ltd.()                                        194,474     10,477
*   Coffey International, Ltd.                                    53,206     12,303
    Commonwealth Bank of Australia                                16,067  1,156,864
    Computershare, Ltd.                                            6,815     69,161
*   Cooper Energy, Ltd.                                            3,853      1,565
    Crowe Horwath Australasia, Ltd.                               29,289     17,336
    Crown, Ltd.                                                   17,087    272,406
#   CSG, Ltd.                                                     35,839     33,085
    CSR, Ltd.                                                    204,380    482,527
#*  Cudeco, Ltd.                                                  10,487     19,842
*   Cue Energy Resources, Ltd.                                    31,448      3,865
*   Dart Energy, Ltd.                                              3,633        480
#   David Jones, Ltd.                                            179,530    461,398
#   Decmil Group, Ltd.                                            44,845    107,197
*   Deep Yellow, Ltd.                                            217,870      4,092
*   Devine, Ltd.                                                   2,971      2,814
#*  Discovery Metals, Ltd.                                        11,417        723
#   Domino's Pizza Enterprises, Ltd.                               7,108    104,847
    Downer EDI, Ltd.                                             179,523    834,063
#*  Drillsearch Energy, Ltd.                                      58,137     71,197
    DUET Group                                                    48,961     99,386
    DuluxGroup, Ltd.                                              32,446    158,003
    Echo Entertainment Group, Ltd.                               437,339  1,097,644
#*  Elders, Ltd.                                                 130,080     14,107
    Emeco Holdings, Ltd.                                         218,506     71,095
*   Energy Resources of Australia, Ltd.                           65,369     79,115
*   Energy World Corp., Ltd.                                     238,480     98,023
    Envestra, Ltd.                                                82,141     87,289
    Euroz, Ltd.                                                    1,190      1,319
#   Evolution Mining, Ltd.                                       113,903     90,011
#   Fairfax Media, Ltd.                                          927,563    529,613
*   FAR, Ltd.                                                    557,529     20,534
    Finbar Group, Ltd.                                            18,455     27,399

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
AUSTRALIA -- (Continued)
    FKP Property Group(BG49KV5)                                     15,706 $   27,759
    FKP Property Group(6349699)                                     28,270     49,621
#   Fleetwood Corp., Ltd.                                           10,971     34,976
    FlexiGroup, Ltd.                                                55,831    248,461
    Flight Centre, Ltd.                                              3,479    170,796
*   Focus Minerals, Ltd.                                         1,266,046     15,506
    Forge Group, Ltd.                                               32,407    134,819
    Fortescue Metals Group, Ltd.                                    36,960    181,266
    Funtastic, Ltd.                                                 27,420      4,281
    Goodman Fielder, Ltd.                                          762,944    548,344
    GrainCorp, Ltd. Class A                                         35,906    418,636
#   Grange Resources, Ltd.                                         122,656     24,919
#*  Gryphon Minerals, Ltd.                                           9,576      1,384
#   GUD Holdings, Ltd.                                              31,454    176,252
#*  Gunns, Ltd.                                                     75,334         --
#   GWA Group, Ltd.                                                 90,077    263,899
#   Harvey Norman Holdings, Ltd.                                   176,908    544,376
    HFA Holdings, Ltd.                                              18,498     13,010
*   Highlands Pacific, Ltd.                                          3,557        205
*   Hillgrove Resources, Ltd.                                      159,287     13,517
    Hills Holdings, Ltd.                                            45,983     79,448
#*  Horizon Oil, Ltd.                                              329,531    102,638
    iiNET, Ltd.                                                     39,024    240,062
    Iluka Resources, Ltd.                                           15,930    154,624
    Imdex, Ltd.                                                     49,768     33,852
    IMF Australia, Ltd.                                              9,076     15,766
    Incitec Pivot, Ltd.                                            574,779  1,446,101
#   Independence Group NL                                          118,603    442,020
#*  Infigen Energy, Ltd.                                           164,162     40,372
    Insurance Australia Group, Ltd.                                 70,199    409,956
#   Invocare, Ltd.                                                   3,399     35,204
    IOOF Holdings, Ltd.                                             43,255    367,841
    Iress, Ltd.                                                     14,019    130,830
    James Hardie Industries P.L.C.                                  17,228    178,194
    James Hardie Industries P.L.C. Sponsored ADR                       100      5,208
#   JB Hi-Fi, Ltd.                                                  14,153    291,663
    Jetset Travelworld, Ltd.                                        13,926      5,286
*   Kagara, Ltd.                                                    52,508      5,955
#   Kingsgate Consolidated, Ltd.                                    33,858     45,505
#   Leighton Holdings, Ltd.                                          8,095    137,136
    Lend Lease Group                                               182,266  1,965,533
#*  Linc Energy, Ltd.                                              101,583    137,689
    M2 Telecommunications Group, Ltd.                                7,407     44,378
    MACA, Ltd.                                                       1,247      2,961
*   Macmahon Holdings, Ltd.                                        239,512     33,986
    Macquarie Atlas Roads Group                                     27,728     69,418
    Macquarie Group, Ltd.                                           37,045  1,781,849
#*  Matrix Composites & Engineering, Ltd.                            4,880      3,132
#   MaxiTRANS Industries, Ltd.                                      31,085     32,310
#*  Mayne Pharma Group, Ltd.                                        78,756     52,899
#   McMillan Shakespeare, Ltd.                                       3,935     48,050
    McPherson's, Ltd.                                               18,083     23,047

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
*   Medusa Mining, Ltd.                                           17,550 $   31,094
    Melbourne IT, Ltd.                                            24,889     37,931
*   MEO Australia, Ltd.                                            3,261        210
    Mermaid Marine Australia, Ltd.                                51,128    181,131
*   Metals X, Ltd.                                                38,119      5,746
#   Metcash, Ltd.                                                135,058    427,407
#   Miclyn Express Offshore, Ltd.                                 23,848     47,289
    Mincor Resources NL                                           50,636     26,999
*   Mineral Deposits, Ltd.                                        22,816     67,382
#   Mineral Resources, Ltd.                                       49,020    524,114
#   Monadelphous Group, Ltd.                                      10,844    186,067
    Mortgage Choice, Ltd.                                         37,287    105,101
    Mount Gibson Iron, Ltd.                                      292,783    245,578
#   Myer Holdings, Ltd.                                          237,748    561,890
    National Australia Bank, Ltd.                                 62,086  2,074,966
    Navitas, Ltd.                                                 18,566    101,704
#*  Neon Energy, Ltd.                                            182,076     49,862
#   New Hope Corp., Ltd.                                          15,453     55,146
    Newcrest Mining, Ltd.                                         83,034    805,154
#*  Newsat, Ltd.                                                  12,357      5,609
#*  Nexus Energy, Ltd.                                           247,654     18,247
#   NIB Holdings, Ltd.                                            54,719    124,184
#   Northern Star Resources, Ltd.                                 87,482     72,613
#   NRW Holdings, Ltd.                                            95,194    125,695
#   Nufarm, Ltd.                                                  87,859    405,167
    Oakton, Ltd.                                                  52,096     86,911
    Oil Search, Ltd.                                              26,128    210,058
    Orica, Ltd.                                                   17,610    350,584
    Origin Energy, Ltd.                                          193,618  2,676,665
#   OrotonGroup, Ltd.                                                846      4,294
*   Otto Energy, Ltd.                                             72,021      7,473
    OZ Minerals, Ltd.                                            117,520    400,572
    Pacific Brands, Ltd.                                         392,183    261,215
#*  Paladin Energy, Ltd.                                         256,235    101,223
    PanAust, Ltd.                                                233,335    442,814
    Panoramic Resources, Ltd.                                     63,646     19,579
    Patties Foods, Ltd.                                           17,109     22,464
*   Peet, Ltd.                                                    39,333     52,046
*   Perilya, Ltd.                                                102,614     32,990
#   Perpetual, Ltd.                                                4,417    192,301
#*  Pharmaxis, Ltd.                                               16,670      1,970
*   Phosphagenics, Ltd.                                           15,812      2,017
    Platinum Asset Management, Ltd.                               12,467     72,690
*   Platinum Australia, Ltd.                                      59,641      1,643
*   PMP, Ltd.                                                     31,929     12,177
    Premier Investments, Ltd.                                     47,499    357,960
#*  Prima Biomed, Ltd.                                            75,579      2,707
    Primary Health Care, Ltd.                                    164,174    765,941
    Prime Media Group, Ltd.                                       14,791     14,107
    PrimeAg Australia, Ltd.                                       22,147      9,256
    Programmed Maintenance Services, Ltd.                         36,556     95,267
#*  Qantas Airways, Ltd.                                         387,643    455,738

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    QBE Insurance Group, Ltd.                                     51,777 $  725,100
#*  Ramelius Resources, Ltd.                                      55,377      7,000
    Ramsay Health Care, Ltd.                                       2,541     93,280
    RCR Tomlinson, Ltd.                                           45,688    153,127
    REA Group, Ltd.                                                2,598    101,966
    Reckon, Ltd.                                                   3,353      7,272
*   Red Fork Energy, Ltd.                                         57,145     25,848
    Redflex Holdings, Ltd.                                        15,216     17,509
    Reece Australia, Ltd.                                            839     22,190
#   Regional Express Holdings, Ltd.                                3,539      3,450
    Regis Resources, Ltd.                                         45,208    147,303
#   Reject Shop, Ltd. (The)                                        5,498     92,768
    Resolute Mining, Ltd.                                        367,866    222,692
#   Retail Food Group, Ltd.(B15SCH6)                              24,054     99,158
    Retail Food Group, Ltd.()                                      2,371      9,771
    Ridley Corp., Ltd.                                            80,953     65,334
    Rio Tinto, Ltd.                                               11,548    694,868
*   Roc Oil Co., Ltd.                                            324,074    148,242
    Ruralco Holdings, Ltd.                                         5,076     15,380
#   SAI Global, Ltd.                                              58,423    227,041
    Salmat, Ltd.                                                  16,043     32,310
#*  Samson Oil & Gas, Ltd. Sponsored ADR                          10,577      5,176
*   Sandfire Resources NL                                          1,103      6,777
    Santos, Ltd.                                                 170,274  2,436,964
*   Saracen Mineral Holdings, Ltd.                               168,889     37,257
    Sedgman, Ltd.                                                 31,588     25,700
#   Seek, Ltd.                                                     9,124    112,091
    Select Harvests, Ltd.                                          6,693     26,610
*   Senex Energy, Ltd.                                           281,508    220,649
    Servcorp, Ltd.                                                 6,641     25,195
    Service Stream, Ltd.                                           6,776      1,469
#   Seven Group Holdings, Ltd.                                    54,038    425,641
    Seven West Media, Ltd.                                       261,604    623,299
    Sigma Pharmaceuticals, Ltd.                                  458,195    246,985
*   Silex Systems, Ltd.                                           12,982     29,431
#*  Silver Lake Resources, Ltd.                                   31,055     22,381
#*  Sims Metal Management, Ltd.                                   90,029    852,777
#   Sirtex Medical, Ltd.                                           2,967     34,814
    Skilled Group, Ltd.                                           61,979    207,120
    Slater & Gordon, Ltd.                                         19,395     70,972
#   SMS Management & Technology, Ltd.                             15,517     67,537
    Sonic Healthcare, Ltd.                                        29,778    454,568
    Southern Cross Media Group, Ltd.                             189,431    338,042
    SP AusNet                                                     75,503     89,194
    Spark Infrastructure Group                                   128,152    205,258
    Specialty Fashion Group, Ltd.                                 16,869     14,183
#*  St Barbara, Ltd.                                             148,747     66,811
#*  Starpharma Holdings, Ltd.                                      7,460      6,265
*   Straits Resources, Ltd.                                       66,500        562
*   Strike Energy, Ltd.                                           47,572      4,270
    STW Communications Group, Ltd.                               121,469    182,718
    Suncorp Group, Ltd.                                          139,503  1,759,049

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
AUSTRALIA -- (Continued)
*   Sundance Energy Australia, Ltd.                               30,669 $    32,806
    Sunland Group, Ltd.                                           26,250      39,721
    Super Retail Group, Ltd.                                      15,790     200,012
    Tabcorp Holdings, Ltd.                                       270,731     920,830
#*  Tanami Gold NL                                                39,447       1,905
*   Tap Oil, Ltd.                                                 84,108      43,282
    Tassal Group, Ltd.                                            25,511      74,988
    Tatts Group, Ltd.                                            478,673   1,421,315
    Technology One, Ltd.                                          25,124      48,164
#*  Ten Network Holdings, Ltd.                                   739,556     196,024
    TFS Corp., Ltd.                                               42,008      29,820
    Thorn Group, Ltd.                                              3,330       8,063
#*  Tiger Resources, Ltd.                                        183,024      68,329
    Toll Holdings, Ltd.                                          240,423   1,309,779
    Tox Free Solutions, Ltd.                                      41,221     128,538
    TPG Telecom, Ltd.                                             31,955     140,877
    Transfield Services, Ltd.                                    152,795     192,715
*   Transpacific Industries Group, Ltd.                          409,523     443,233
    Treasury Wine Estates, Ltd.                                  216,973     963,585
#*  Troy Resources, Ltd.                                          17,626      22,216
    Trust Co., Ltd. (The)                                          5,908      46,600
#   UGL, Ltd.                                                     69,891     486,055
*   Unity Mining, Ltd.                                            19,146       1,101
    UXC, Ltd.                                                    121,625     109,663
    Village Roadshow, Ltd.                                        26,871     178,502
#*  Virgin Australia Holdings, Ltd.                              339,822     133,418
*   Virgin Australia Holdings, Ltd. (B7L5734)                    272,729          --
    Warrnambool Cheese & Butter Factory Co. Holding, Ltd.          3,710      29,080
    Washington H Soul Pattinson & Co., Ltd.                       11,782     167,802
*   Watpac, Ltd.                                                  27,998      26,106
    WDS, Ltd.                                                      1,417       1,125
#   Webjet, Ltd.                                                  10,348      30,802
    Wesfarmers, Ltd.                                              44,255   1,795,821
    Western Areas, Ltd.                                           58,991     155,662
*   Western Desert Resources, Ltd.                                45,134      30,910
    Westpac Banking Corp.                                         49,145   1,595,598
    Westpac Banking Corp. Sponsored ADR                           12,390     404,534
#*  Whitehaven Coal, Ltd.                                        116,793     178,902
#   Wide Bay Australia, Ltd.                                       3,475      19,251
    Woodside Petroleum, Ltd.                                      28,418   1,041,801
    WorleyParsons, Ltd.                                            6,948     144,685
#   Wotif.com Holdings, Ltd.                                      16,657      69,885
                                                                         -----------
TOTAL AUSTRALIA                                                           74,169,754
                                                                         -----------
AUSTRIA -- (0.5%)
*   A-TEC Industries AG                                            1,773          --
    Agrana Beteiligungs AG                                           505      61,574
    Andritz AG                                                     2,863     176,309
    Atrium European Real Estate, Ltd.                              5,591      33,391
    Austria Technologie & Systemtechnik AG                         3,938      37,538
    CA Immobilien Anlagen AG                                         920      13,991
    Erste Group Bank AG                                           27,924     980,406

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
AUSTRIA -- (Continued)
#   EVN AG                                                        3,508 $   53,459
    Flughafen Wien AG                                             2,930    226,033
    IMMOFINANZ AG                                                47,292    207,119
#   Kapsch TrafficCom AG                                            698     37,676
    Lenzing AG                                                      716     53,413
    Mayr Melnhof Karton AG                                        1,419    158,244
    Oberbank AG                                                     693     45,176
#   Oesterreichische Post AG                                      5,353    251,017
    OMV AG                                                       13,223    630,772
    Palfinger AG                                                  1,797     66,320
#   Raiffeisen Bank International AG                             12,696    465,689
    RHI AG                                                        4,303    158,784
    Rosenbauer International AG                                     230     18,586
    S IMMO AG                                                     6,478     43,526
    Schoeller-Bleckmann Oilfield Equipment AG                     1,539    177,553
    Semperit AG Holding                                           1,681     82,319
    Strabag SE                                                    5,543    145,698
    Telekom Austria AG                                           19,646    161,506
#   UNIQA Insurance Group AG                                      2,263     27,666
    Verbund AG                                                    3,850     90,314
    Vienna Insurance Group AG Wiener Versicherung Gruppe          3,618    191,403
    Voestalpine AG                                                8,480    400,048
    Wienerberger AG                                              53,576    929,327
*   Wolford AG                                                      299      7,972
    Zumtobel AG                                                   6,907    123,257
                                                                        ----------
TOTAL AUSTRIA                                                            6,056,086
                                                                        ----------
BELGIUM -- (1.3%)
*   Ablynx NV                                                     1,092     10,716
    Ackermans & van Haaren NV                                    10,812  1,170,968
    Ageas                                                        45,850  1,948,353
*   AGFA-Gevaert NV                                              75,049    178,226
    Anheuser-Busch InBev NV                                       4,715    488,774
    Anheuser-Busch InBev NV Sponsored ADR                         3,863    400,709
    Arseus NV                                                    11,223    346,606
    Atenor Group                                                    168      7,653
    Banque Nationale de Belgique                                     67    262,702
    Barco NV                                                      5,707    431,983
    Belgacom SA                                                  21,607    591,201
    Cie d'Entreprises CFE                                         3,168    250,335
    Cie Immobiliere de Belgique SA                                  301     14,703
    Cie Maritime Belge SA                                         4,562    121,429
    Colruyt SA                                                      600     33,472
    D'ieteren SA                                                  8,597    405,123
*   Deceuninck NV                                                21,543     51,148
#   Delhaize Group SA                                            24,963  1,594,248
    Delhaize Group SA Sponsored ADR                               7,423    474,627
#   Econocom Group                                               14,131    137,301
#   Elia System Operator SA                                       3,018    138,012
*   Euronav NV                                                   11,102     78,213
    EVS Broadcast Equipment SA                                    1,968    128,750
    Exmar NV                                                     12,278    177,153

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------ -----------
BELGIUM -- (Continued)
#*  Galapagos NV                                                  3,780 $    73,061
*   Ion Beam Applications                                         5,092      42,018
    KBC Groep NV                                                 37,239   2,028,835
    Kinepolis Group NV                                            1,125     164,143
    Lotus Bakeries                                                   28      26,013
    Melexis NV                                                    2,604      84,671
    Mobistar SA                                                   1,523      26,400
#   NV Bekaert SA                                                19,497     816,394
#   Nyrstar                                                      61,549     252,538
*   Picanol                                                         305      10,080
    Recticel SA                                                   3,670      24,638
    Resilux                                                         516      58,334
*   RHJ International                                               936       4,895
*   Roularta Media Group NV                                         199       3,194
    Sioen Industries NV                                           3,689      43,699
    Sipef SA                                                      1,388     105,353
#   Solvay SA                                                     6,918   1,081,719
    Telenet Group Holding NV                                      2,095     114,828
#   Tessenderlo Chemie NV                                         7,222     180,778
#*  ThromboGenics NV                                              3,604      99,236
    UCB SA                                                        4,943     324,468
#   Umicore SA                                                   14,872     708,189
    Van de Velde NV                                               2,184     111,008
                                                                        -----------
TOTAL BELGIUM                                                            15,826,897
                                                                        -----------
CANADA -- (7.9%)
#*  5N Plus, Inc.                                                17,615      46,122
    Aastra Technologies, Ltd.                                     2,300      62,560
    Absolute Software Corp.                                       4,480      31,710
    Acadian Timber Corp.                                          1,693      21,109
*   Advantage Oil & Gas, Ltd.                                    74,652     303,577
    Aecon Group, Inc.                                            30,473     422,323
#   AG Growth International, Inc.                                 2,860     104,234
    AGF Management, Ltd. Class B                                 32,923     434,805
    Agnico Eagle Mines, Ltd.(008474108)                           7,796     230,216
    Agnico Eagle Mines, Ltd.(2009823)                             5,612     166,640
    Agrium, Inc.                                                  5,000     426,797
    Aimia, Inc.                                                  36,290     641,466
*   Ainsworth Lumber Co., Ltd.                                   24,449      92,389
    Akita Drilling, Ltd. Class A                                    900      13,250
    Alacer Gold Corp.                                            74,187     205,630
#   Alamos Gold, Inc.(2411707)                                    3,200      50,978
*   Alamos Gold, Inc.(011527108)                                  6,279     100,276
#   Alaris Royalty Corp.                                          1,860      63,472
#*  Alexco Resource Corp.                                        12,984      18,057
    Algoma Central Corp.                                          1,740      25,316
#   Algonquin Power & Utilities Corp.                            56,401     364,052
    Alimentation Couche Tard, Inc. Class B                        3,500     237,059
    Alliance Grain Traders, Inc.                                  8,412     129,893
#   AltaGas, Ltd.                                                 8,600     318,381
*   Alterra Power Corp.                                          14,500       4,103
    Altus Group, Ltd.                                             6,100      81,907

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Amerigo Resources, Ltd.                                       23,684 $    9,086
    Amica Mature Lifestyles, Inc.                                  1,700     14,283
*   Anderson Energy, Ltd.                                         22,450      3,122
#*  Angle Energy, Inc.                                            36,806    132,377
*   Antrim Energy, Inc.                                           19,200      1,749
#   ARC Resources, Ltd.                                           10,417    276,548
#*  Argonaut Gold Inc.                                            65,566    364,727
    Arsenal Energy, Inc.                                           1,950      9,351
*   Artek Exploration, Ltd.                                       14,249     49,198
    Atco, Ltd. Class I                                             2,500    116,026
*   Atna Resources, Ltd.                                          21,888      3,044
*   Atrium Innovations, Inc.                                       7,737    140,916
*   ATS Automation Tooling Systems, Inc.                          23,924    330,872
*   Aura Minerals, Inc.                                           19,400      2,233
#   AuRico Gold, Inc.                                            100,074    415,595
    AutoCanada, Inc.                                               1,200     44,195
*   Axia NetMedia Corp.                                            6,400     14,179
*   B2Gold Corp.                                                 323,700    800,984
    Badger Daylighting, Ltd.                                       2,000    141,984
#*  Ballard Power Systems, Inc.                                   16,800     22,719
#   Bank of Montreal                                              15,794  1,100,043
    Bank of Nova Scotia(064149107)                                 9,296    564,918
    Bank of Nova Scotia(2076281)                                   6,849    416,399
*   Bankers Petroleum, Ltd.                                      128,781    494,053
    Barrick Gold Corp.(067901108)                                 19,120    370,737
    Barrick Gold Corp.(2024644)                                    9,774    190,109
*   Bauer Performance Sports, Ltd.                                 4,000     49,221
    Baytex Energy Corp.(07317Q105)                                 1,098     45,907
#   Baytex Energy Corp.(B4VGVM3)                                     900     37,566
    Bell Aliant, Inc.                                              3,427     86,805
*   Bellatrix Exploration, Ltd.                                   35,062    262,633
*   Birchcliff Energy, Ltd.                                       45,947    328,303
#   Bird Construction, Inc.                                        4,259     53,470
#   Black Diamond Group, Ltd.                                      4,900    128,345
#*  BlackBerry, Ltd.                                              71,549    564,761
#*  BlackPearl Resources, Inc.                                    87,716    163,208
*   BNK Petroleum, Inc.                                           29,842     46,367
    Bombardier, Inc. Class B                                      28,460    129,382
    Bonavista Energy Corp.                                        49,407    570,053
#   Bonterra Energy Corp.                                          2,297    129,098
*   Boralex, Inc. Class A                                          7,500     75,457
#*  Brigus Gold Corp.                                             47,233     35,335
*   Brookfield Residential Properties, Inc.                        4,535    100,133
*   Burcon NutraScience Corp.                                        300        711
    CAE, Inc.                                                     16,827    192,857
    Calfrac Well Services, Ltd.                                   11,666    363,636
    Calian Technologies, Ltd.                                      1,000     20,995
*   Calvalley Petroleums, Inc. Class A                             9,805     14,482
    Cameco Corp.                                                  30,249    574,141
    Canaccord Financial, Inc.                                     33,473    212,524
*   Canacol Energy, Ltd.                                          25,915    119,054
    Canada Bread Co., Ltd.                                         1,900    126,995

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
#*  Canada Lithium Corp.                                         119,352 $   45,216
#   Canadian Energy Services & Technology Corp.                    5,588    100,596
#   Canadian Imperial Bank of Commerce                             4,351    370,147
    Canadian Natural Resources, Ltd.(136385101)                   30,000    952,500
    Canadian Natural Resources, Ltd.(2171573)                     17,000    539,519
#   Canadian Oil Sands, Ltd.                                      14,860    289,604
#   Canadian Tire Corp., Ltd. Class A                             12,116  1,124,621
#   Canadian Western Bank                                         23,100    740,866
*   Canam Group, Inc. Class A                                     14,000    151,729
    CanElson Drilling, Inc.                                       11,245     67,622
    Canexus Corp.                                                  6,800     47,349
*   Canfor Corp.                                                  24,916    516,410
#   Canfor Pulp Products, Inc.                                    12,418    128,867
    CanWel Building Materials Group, Ltd.                         11,100     30,767
#   Canyon Services Group, Inc.                                   13,638    149,506
#   Capital Power Corp.                                            7,426    153,840
    Capstone Infrastructure Corp.                                 42,347    159,616
*   Capstone Mining Corp.                                        136,689    363,141
*   Cardero Resource Corp.                                        16,600      2,070
    Cascades, Inc.                                                29,624    165,927
#*  Cash Store Financial Services, Inc. (The)                        400        625
*   Catamaran Corp.                                                4,000    187,676
    Cathedral Energy Services, Ltd.                                9,963     58,957
    CCL Industries, Inc. Class B                                   7,234    496,767
*   Celestica, Inc.(15101Q108)                                     3,032     33,231
*   Celestica, Inc.(2263362)                                      70,411    773,228
#   Cenovus Energy, Inc.                                           6,900    205,018
    Centerra Gold, Inc.                                           28,765    115,043
#*  Cequence Energy, Ltd.                                         54,192     98,753
#*  CGI Group, Inc. Class A                                        7,471    250,646
*   China Gold International Resources Corp., Ltd.                65,111    174,853
*   Chinook Energy, Inc.                                          10,022      8,362
    Churchill Corp. Class A                                        5,050     47,950
#   CI Financial Corp.                                             2,000     66,523
#   Cineplex, Inc.                                                 8,257    332,608
    Clairvest Group, Inc.                                            100      2,195
*   Claude Resources, Inc.                                        31,500      5,740
    Cogeco Cable, Inc.                                             5,406    255,614
#   Colabor Group, Inc.                                            7,067     31,450
*   COM DEV International, Ltd.                                   25,113    101,160
    Computer Modelling Group, Ltd.                                 2,632     67,602
*   Connacher Oil and Gas, Ltd.                                   99,121     18,538
    Constellation Software, Inc.                                     300     54,651
#   Contrans Group, Inc. Class A                                   3,331     42,873
#*  Copper Mountain Mining Corp.                                  27,218     44,900
    Corby Distilleries, Ltd. Class A                               2,450     48,053
*   Corridor Resources, Inc.                                      12,900      9,527
#   Corus Entertainment, Inc. Class B                             26,100    608,287
    Cott Corp.(22163N106)                                          4,928     40,410
    Cott Corp.(2228952)                                           36,660    300,270
#   Crescent Point Energy Corp.                                    8,000    310,670
*   Crew Energy, Inc.                                             66,491    386,453

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   Crocotta Energy, Inc.                                         25,080 $   73,124
#   Davis + Henderson Corp.                                       16,978    437,212
*   DeeThree Exploration, Ltd.                                    19,816    172,949
*   Delphi Energy Corp.                                           56,755     88,182
#*  Denison Mines Corp.                                          118,547    130,752
*   Descartes Systems Group, Inc. (The)                            9,080    111,209
    DHX Media, Ltd.                                               11,800     45,496
    DirectCash Payments, Inc.                                      1,200     21,211
    Dollarama, Inc.                                                1,233    105,981
*   Dominion Diamond Corp.(B95LX89)                               18,256    246,530
*   Dominion Diamond Corp.(257287102)                             15,209    204,713
    Dorel Industries, Inc. Class B                                13,011    483,428
#*  DragonWave, Inc.                                               6,969     10,026
*   Duluth Metals, Ltd.                                           14,300     12,755
*   Dundee Precious Metals, Inc.                                  29,945    127,804
*   Dynasty Metals & Mining, Inc.                                  1,882      1,282
    E-L Financial Corp., Ltd.                                        111     73,799
#*  Eastern Platinum, Ltd.                                       193,797     11,152
    Eldorado Gold Corp.                                           97,497    657,367
    Emera, Inc.                                                    2,100     61,913
    Empire Co., Ltd.                                               6,100    449,200
#   Enbridge Income Fund Holdings, Inc.                            4,401     98,560
#   Encana Corp.                                                  13,705    245,537
*   Endeavour Silver Corp.                                        21,499     89,283
    Enerflex, Ltd.                                                 2,500     35,415
*   Energy Fuels, Inc.                                            70,273      9,436
    Enerplus Corp.(292766102)                                     35,912    620,200
#   Enerplus Corp.(B584T89)                                       20,415    352,243
    Enghouse Systems, Ltd.                                         1,800     47,907
    Ensign Energy Services, Inc.                                  35,526    607,177
#*  Epsilon Energy, Ltd.                                          10,950     33,397
    Equal Energy, Ltd.                                             9,801     46,530
    Equitable Group, Inc.                                          2,250    105,524
*   Essential Energy Services Trust                               59,621    168,687
    Evertz Technologies, Ltd.                                      2,800     44,847
*   Excellon Resources, Inc.                                       5,300      7,015
#   Exchange Income Corp.                                          1,600     30,676
    Exco Technologies, Ltd.                                        5,657     39,607
#*  EXFO, Inc.                                                     7,513     42,369
#   Extendicare Inc.                                              12,581     80,724
    Fairfax Financial Holdings, Ltd.                               3,937  1,718,060
    Finning International, Inc.                                    7,200    166,008
    First Capital Realty, Inc.                                     6,035    104,881
*   First Majestic Silver Corp.(32076V103)                         8,989    101,666
*   First Majestic Silver Corp.(2833583)                          12,400    140,335
    First National Financial Corp.                                   600     12,539
    First Quantum Minerals, Ltd.                                  90,327  1,713,584
    FirstService Corp.                                             3,300    137,172
#*  Fortress Paper, Ltd. Class A                                   2,299     12,723
*   Fortuna Silver Mines, Inc.                                    55,988    221,772
*   Fortune Minerals, Ltd.                                           800        261
    Franco-Nevada Corp.                                            4,300    193,462

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
CANADA -- (Continued)
    Gamehost, Inc.                                                 1,632 $ 22,477
#*  Gasfrac Energy Services, Inc.                                  5,600    7,627
*   Genesis Land Development Corp.                                 8,400   28,922
    Genivar, Inc.                                                 13,243  379,006
    Genworth MI Canada, Inc.                                      16,659  524,224
    George Weston, Ltd.                                            3,972  323,581
#   Gibson Energy, Inc.                                            8,700  213,693
    Gildan Activewear, Inc.                                        6,523  314,435
    Glacier Media, Inc.                                            3,000    4,057
    Glentel, Inc.                                                    400    5,463
    Gluskin Sheff + Associates, Inc.                               3,300   63,617
*   GLV, Inc. Class A                                              8,028   31,183
    GMP Capital, Inc.                                             20,353  121,222
    Goldcorp, Inc.(380956409)                                     23,766  604,369
    Goldcorp, Inc.(2676302)                                       14,911  379,836
#*  Golden Star Resources, Ltd.                                   73,980   36,896
*   Gran Tierra Energy, Inc.(38500T101)                            1,100    8,349
*   Gran Tierra Energy, Inc.(B2PPCS5)                            118,555  893,725
*   Great Canadian Gaming Corp.                                   14,900  183,204
#   Great-West Lifeco, Inc.                                        6,100  188,678
    Guardian Capital Group, Ltd. Class A                           1,244   17,897
#*  Guyana Goldfields, Inc.                                       19,372   45,334
    Heroux-Devtek, Inc.                                            5,375   48,200
    High Liner Foods, Inc.                                         1,100   43,255
#   HNZ Group, Inc.                                                2,200   47,792
#   Home Capital Group, Inc.                                       2,500  198,413
    Horizon North Logistics, Inc.                                 19,860  161,905
    HudBay Minerals, Inc.(443628102)                               3,790   31,381
#   HudBay Minerals, Inc.(B05BDX1)                                70,509  574,811
#   Husky Energy, Inc.                                            12,905  366,858
    IAMGOLD Corp.(450913108)                                      23,010  117,351
    IAMGOLD Corp.(2446646)                                        92,133  470,982
#   IBI Group, Inc.                                                1,759    3,155
#   IGM Financial, Inc.                                            1,700   81,914
#*  Imax Corp.                                                     5,400  157,082
*   Imperial Metals Corp.                                          5,424   68,616
    Imperial Oil, Ltd.                                               776   33,886
*   Imris, Inc.                                                    4,300    6,516
    Indigo Books & Music, Inc.                                     1,600   17,264
    Industrial Alliance Insurance & Financial Services, Inc.      21,198  950,672
    Innergex Renewable Energy, Inc.                               23,213  203,488
    Intact Financial Corp.                                         5,604  349,521
*   International Forest Products, Ltd. Class A                   23,785  269,410
    International Minerals Corp.                                   4,255   11,549
    Intertape Polymer Group, Inc.                                 14,069  202,403
*   Ithaca Energy, Inc.                                           98,325  230,099
#*  Ivanhoe Energy, Inc.                                          19,212   13,083
#*  Jaguar Mining, Inc.                                           16,500    3,007
#   Jean Coutu Group PJC, Inc. (The) Class A                       4,300   76,007
    Just Energy Group, Inc.(48213W101)                             2,300   16,353
#   Just Energy Group, Inc.(B63MCN1)                              12,408   88,063
    K-Bro Linen, Inc.                                                900   30,211

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   Katanga Mining, Ltd.                                          83,398 $   43,993
*   Kelt Exploration, Ltd.                                         3,000     24,745
#   Keyera Corp.                                                   2,300    136,105
#   Killam Properties, Inc.                                        9,800    103,484
    Kinross Gold Corp.(496902404)                                  4,318     21,892
#   Kinross Gold Corp.(B03Z841)                                  102,404    520,540
#*  Kirkland Lake Gold, Inc.                                       9,588     33,473
#*  Lake Shore Gold Corp.                                         44,198     16,744
    Laurentian Bank of Canada                                     14,044    627,006
*   Le Chateau, Inc. Class A                                         500      2,100
*   Legacy Oil + Gas, Inc.                                       106,829    723,361
#   Leisureworld Senior Care Corp.                                12,345    125,978
    Leon's Furniture, Ltd.                                         5,538     70,271
#   Lightstream Resources, Ltd.                                   83,605    537,238
    Linamar Corp.                                                 16,431    552,506
#   Liquor Stores N.A., Ltd.                                      11,917    171,786
#   Loblaw Cos., Ltd.                                              9,861    451,034
*   Long Run Exploration, Ltd.                                    41,239    229,400
*   Lucara Diamond Corp.                                          10,800     13,259
#*  Lundin Mining Corp.                                          105,973    477,699
    MacDonald Dettwiler & Associates, Ltd.                         2,340    178,533
    Magna International, Inc.                                     20,960  1,775,263
    Major Drilling Group International                            37,744    297,565
    Manitoba Telecom Services, Inc.                                4,500    127,190
    Manulife Financial Corp.(56501R106)                           44,465    787,030
    Manulife Financial Corp.(2492519)                             40,805    722,839
#   Maple Leaf Foods, Inc.                                        25,254    371,792
    Martinrea International, Inc.                                 22,401    237,406
*   Maxim Power Corp.                                              2,200      8,145
#*  MBAC Fertilizer Corp.                                          4,200      8,137
    Medical Facilities Corp.                                       3,300     52,792
*   MEG Energy Corp.                                              20,622    660,007
*   MEGA Brands, Inc.                                              2,600     39,150
*   Mega Uranium, Ltd.                                            22,900      1,208
    Melcor Developments, Ltd.                                      2,078     39,043
*   Mercator Minerals, Ltd.                                       30,547      2,197
#   Methanex Corp.                                                11,900    690,158
    Metro, Inc.                                                    3,200    200,198
#   Migao Corp.                                                    6,589      6,446
#*  Mood Media Corp.                                              19,033     12,048
#   Morneau Shepell, Inc.                                         12,796    175,498
#   Mullen Group, Ltd.                                            14,580    390,702
    National Bank of Canada                                        5,100    442,572
    Nevsun Resources, Ltd.                                        87,496    318,884
#   New Flyer Industries, Inc.                                    11,266    116,804
#*  New Gold, Inc.                                               101,000    592,836
    Newalta Corp.                                                 22,037    343,453
#*  Niko Resources, Ltd.                                          27,147     87,222
    Norbord, Inc.                                                  4,350    123,493
*   Nordion, Inc.                                                 12,800    105,945
*   North American Energy Partners, Inc.                           5,546     33,324
#*  North American Palladium, Ltd.                                37,050     33,758

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
CANADA -- (Continued)
    North West Co., Inc. (The)                                     5,625 $139,890
#   Northland Power, Inc.                                         12,534  198,592
#*  Novagold Resources, Inc.                                      23,429   50,559
*   NuVista Energy, Ltd.                                          48,427  308,866
#*  OceanaGold Corp.                                              83,300  139,013
    Onex Corp.                                                     6,200  327,586
    Open Text Corp.                                                3,100  227,806
*   Orvana Minerals Corp.                                         13,000    5,174
#*  Osisko Mining Corp.                                          190,528  930,118
    Pacific Rubiales Energy Corp.                                  6,257  129,443
*   Paladin Labs, Inc.                                             1,963  120,022
    Pan American Silver Corp.(697900108)                          41,821  443,721
    Pan American Silver Corp.(2669272)                            24,437  259,684
*   Paramount Resources, Ltd. Class A                              3,054  105,827
*   Parex Resources, Inc.                                         39,295  227,256
#   Parkland Fuel Corp.                                            8,806  161,399
#   Pason Systems, Inc.                                            4,680   97,267
*   Patheon, Inc.                                                  1,395    7,573
*   Pembina Pipeline Corp.(B4PPQG5)                                3,496  114,669
#   Pembina Pipeline Corp.(B4PT2P8)                                5,993  196,618
#   Pengrowth Energy Corp.                                       141,153  907,040
    Penn West Petroleum, Ltd.(707887105)                          60,540  677,443
#   Penn West Petroleum, Ltd.(B63FY34)                            51,031  569,703
#*  Perpetual Energy, Inc.                                        17,275   18,225
*   Petrobank Energy & Resources, Ltd.                            26,705    9,477
#   Petrominerales, Ltd.                                          34,034  391,375
#   Peyto Exploration & Development Corp.                          3,335  100,500
*   Phoscan Chemical Corp.                                        21,000    5,841
#   PHX Energy Services Corp.                                      3,272   38,599
#*  Poseidon Concepts Corp.                                        6,541       19
    Potash Corp. of Saskatchewan, Inc.                             9,595  298,404
    Precision Drilling Corp.                                      83,917  887,742
    Premium Brands Holdings Corp.                                  4,923   94,149
*   Primero Mining Corp.(74164W106)                                6,304   36,059
*   Primero Mining Corp.(B4Z8FV2)                                 31,864  181,530
    Progressive Waste Solutions, Ltd.                             16,623  446,564
    Pulse Seismic, Inc.                                           14,104   50,727
*   Pure Technologies, Ltd.                                        5,100   28,370
    QLT, Inc.                                                      3,731   16,139
#   Quebecor, Inc. Class B                                        16,000  395,607
#*  Questerre Energy Corp. Class A                                16,560   21,759
*   Ram Power Corp.                                               21,879    2,938
    Reitmans Canada, Ltd.                                            700    4,565
    Reitmans Canada, Ltd. Class A                                 20,260  133,104
    Richelieu Hardware, Ltd.                                       2,000   88,218
*   Richmont Mines, Inc.                                          10,500   13,696
#   Ritchie Bros Auctioneers, Inc.(2345390)                        3,200   63,254
    Ritchie Bros Auctioneers, Inc.(767744105)                      7,503  148,559
*   RMP Energy, Inc.                                              33,092  198,047
*   Rock Energy, Inc.                                              5,688   17,021
    Rocky Mountain Dealerships, Inc.                               5,500   62,773
#   Rogers Sugar, Inc.                                            22,850  119,438

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
#   RONA, Inc.                                                    51,502 $  603,610
    Royal Bank of Canada(780087102)                                1,201     80,683
#   Royal Bank of Canada(2754383)                                 14,000    940,181
#   Russel Metals, Inc.                                           22,462    620,444
*   San Gold Corp.                                                 1,146        159
#*  Sandstorm Gold, Ltd.                                           3,321     17,901
*   Sandvine Corp.                                                26,856     68,257
*   Santonia Energy, Inc.                                         33,500     65,223
    Saputo, Inc.                                                   2,700    133,595
    Savanna Energy Services Corp.                                 35,280    265,281
*   Scorpio Mining Corp.                                          31,700      8,361
    Sears Canada, Inc.                                             5,084     70,703
    Secure Energy Services, Inc.                                  10,900    154,617
#   SEMAFO, Inc.                                                 108,779    295,252
#   Shaw Communications, Inc. Class B                              4,800    114,815
    ShawCor, Ltd.                                                  4,853    204,006
#   Sherritt International Corp.                                  97,809    334,895
    Shoppers Drug Mart Corp.                                       4,243    247,910
*   Shore Gold, Inc.                                              15,000      2,302
*   Sierra Wireless, Inc.                                         11,300    204,617
*   Silver Standard Resources, Inc.(82823L106)                     7,595     42,684
#*  Silver Standard Resources, Inc.(2218458)                      28,273    159,174
    Silver Wheaton Corp.                                           9,100    206,499
    SNC-Lavalin Group, Inc.                                        2,900    121,852
*   Sonde Resources Corp.                                         10,900      8,572
#*  Southern Pacific Resource Corp.                               90,301     56,295
#*  SouthGobi Resources, Ltd.                                     14,057     16,448
    Sprott Resource Corp.                                         42,587    116,000
#   Sprott, Inc.                                                  15,246     38,602
#   Spyglass Resources Corp.                                      43,357     86,493
*   St Andrew Goldfields, Ltd.                                    48,000     13,120
    Stantec, Inc.                                                  7,412    440,462
    Stella-Jones, Inc.                                             5,600    153,286
#*  Stornoway Diamond Corp.                                        3,000      2,647
    Strad Energy Services, Ltd.                                    4,059     14,170
#   Student Transportation, Inc.                                   7,964     50,107
    Sun Life Financial, Inc.(866796105)                            2,998    100,913
#   Sun Life Financial, Inc.(2566124)                             24,578    827,871
    Suncor Energy, Inc.(867224107)                                22,945    834,051
    Suncor Energy, Inc.(B3NB1P2)                                  44,972  1,634,287
*   SunOpta, Inc.                                                 14,332    154,227
#   Superior Plus Corp.                                           16,821    179,398
#   Surge Energy, Inc.                                            58,099    387,828
#*  TAG Oil, Ltd.                                                 19,755     80,335
    Talisman Energy, Inc.(87425E103)                               9,212    114,966
#   Talisman Energy, Inc.(2068299)                               133,147  1,660,107
*   Taseko Mines, Ltd.                                            65,075    159,777
#   Teck Resources, Ltd. Class B(2879327)                         17,000    454,899
    Teck Resources, Ltd. Class B(878742204)                        9,096    243,227
#   TELUS Corp.                                                   10,600    370,260
*   Tembec, Inc.                                                  16,400     41,997
*   Teranga Gold Corp.(B5TDK82)                                   25,596     14,484

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
*   Teranga Gold Corp.(B4L8QT1)                                   11,133 $     6,469
*   Theratechnologies, Inc.                                        2,900         584
*   Thompson Creek Metals Co., Inc.(884768102)                     9,468      30,392
#*  Thompson Creek Metals Co., Inc.(2439806)                      60,900     196,254
#   Thomson Reuters Corp.                                         10,416     391,405
    Tim Hortons, Inc.                                              3,300     196,990
*   Timmins Gold Corp.                                            46,531      74,528
    TMX Group, Ltd.                                                2,726     124,319
#   TORC Oil & Gas, Ltd.                                          14,257     136,599
    Toromont Industries, Ltd.                                      6,400     141,793
    Toronto-Dominion Bank (The)                                   21,129   1,938,117
    Torstar Corp. Class B                                         21,374     114,798
    Total Energy Services, Inc.                                    8,184     144,897
*   Tourmaline Oil Corp.                                           5,196     201,481
    TransAlta Corp.(89346D107)                                    12,133     163,432
#   TransAlta Corp.(2901628)                                      21,557     290,073
    TransCanada Corp.                                             12,267     552,847
    Transcontinental, Inc. Class A                                29,500     471,083
    TransForce, Inc.                                              13,591     300,979
*   TransGlobe Energy Corp.                                       35,703     323,250
#   Trican Well Service, Ltd.                                     54,245     762,182
#   Trilogy Energy Corp.                                           2,200      64,545
    Trinidad Drilling, Ltd.                                       66,169     640,970
*   Turquoise Hill Resources, Ltd.(900435108)                      8,952      43,149
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)                       37,799     182,352
*   TVA Group, Inc. Class B                                          653       5,136
#   Twin Butte Energy, Ltd.                                       99,464     211,778
    Uni-Select, Inc.                                               2,800      64,988
*   US Silver & Gold, Inc.                                         8,800       4,642
    Valener, Inc.                                                  5,089      75,702
#   Veresen, Inc.                                                 22,300     275,903
#*  Veris Gold Corp.                                               8,295       4,455
#   Vermilion Energy, Inc.(B607XS1)                                  900      49,469
*   Vermilion Energy, Inc.(923725105)                                800      44,040
#   Wajax Corp.                                                    4,761     170,184
    WaterFurnace Renewable Energy, Inc.                              913      20,131
*   Wesdome Gold Mines, Ltd.                                      14,500       9,179
    West Fraser Timber Co., Ltd.                                   6,281     575,721
    Western Energy Services Corp.                                 10,621      80,168
    Western Forest Products, Inc.                                 13,900      19,864
    Westjet Airlines, Ltd.                                           700      18,308
    Westshore Terminals Investment Corp.                           1,350      44,450
    Whistler Blackcomb Holdings, Inc.                              6,900      95,957
#   Whitecap Resources, Inc.                                      44,247     513,913
    Wi-Lan, Inc.                                                  35,216     110,784
    Winpak, Ltd.                                                   3,194      70,028
*   Xtreme Drilling and Coil Services Corp.                        9,526      32,069
    Yamana Gold, Inc.(98462Y100)                                   6,868      68,199
    Yamana Gold, Inc.(2219279)                                   105,405   1,045,305
#   Zargon Oil & Gas, Ltd.                                        10,757      79,544
                                                                         -----------
TOTAL CANADA                                                              94,843,953
                                                                         -----------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                          5,700 $    5,467
*   Superb Summit International Group, Ltd.                      1,053,000     46,175
                                                                           ----------
TOTAL CHINA                                                                    51,642
                                                                           ----------
COLOMBIA -- (0.0%)
*   Platino Energy Corp.                                             3,845      2,213
                                                                           ----------
DENMARK -- (1.3%)
    ALK-Abello A.S.                                                  2,748    261,082
*   Alm Brand A.S.                                                  40,716    159,371
    Ambu A.S. Class B                                                1,270     57,163
    AP Moeller--Maersk A.S. Class A                                     28    252,836
    AP Moeller--Maersk A.S. Class B                                     65    628,873
*   Auriga Industries Class B                                        5,968    234,206
*   Bang & Olufsen A.S.                                             12,285    118,658
*   Bavarian Nordic A.S.                                            11,500    139,838
    Carlsberg A.S. Class B                                           4,802    479,652
    Chr Hansen Holding A.S.                                          5,929    219,690
    Coloplast A.S. Class B                                           3,661    238,787
    D/S Norden A.S.                                                 12,539    551,514
*   Danske Bank A.S.                                                32,955    770,020
    Dfds A.S.                                                        1,604    116,778
    DSV A.S.                                                        17,039    498,496
#*  East Asiatic Co., Ltd. A.S.                                      3,691     63,080
#   FLSmidth & Co. A.S.                                              8,988    448,585
*   Genmab A.S.                                                      6,263    272,111
    GN Store Nord A.S.                                              39,518    901,516
    H Lundbeck A.S.                                                  9,527    204,559
*   H+H International A.S. Class B                                   1,940     10,950
    Harboes Bryggeri A.S. Class B                                      511      7,136
    IC Companys A.S.                                                 2,785     75,451
    Jeudan A.S.                                                        667     70,335
*   Jyske Bank A.S.                                                 30,655  1,733,227
    NKT Holding A.S.                                                11,686    567,117
    Nordjyske Bank A.S.                                                140      2,827
    Norresundby Bank A.S.                                              195      7,616
    Novozymes A.S. Class B                                           7,154    280,190
    Pandora A.S.                                                    12,272    584,973
*   Parken Sport & Entertainment A.S.                                  848     12,074
    PER Aarsleff A.S. Class B                                          525     65,376
    Ringkjoebing Landbobank A.S.                                     1,365    274,749
    Rockwool International A.S. Class B                              2,305    362,548
    Royal UNIBREW A.S.                                               3,788    486,289
    Schouw & Co.                                                     6,091    227,161
    SimCorp A.S.                                                     6,332    207,299
    Solar A.S. Class B                                               1,615     91,945
*   Spar Nord Bank A.S.                                             27,038    241,546
*   Sydbank A.S.                                                    32,488    960,659
    TDC A.S.                                                        48,913    441,837
    Tivoli A.S.                                                          1        530
*   TK Development A.S.                                             11,419     14,235
*   Topdanmark A.S.                                                 30,020    817,080

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
DENMARK -- (Continued)
*   TopoTarget A.S.                                               61,560 $    28,803
*   Torm A.S.                                                     22,753       7,068
    Tryg A.S.                                                      2,508     229,025
    United International Enterprises                                 746     142,917
#*  Vestas Wind Systems A.S.                                      37,011     991,778
*   Vestjysk Bank A.S.                                             1,419       3,239
*   William Demant Holding A.S.                                    1,680     166,365
*   Zealand Pharma A.S.                                              157       1,766
                                                                         -----------
TOTAL DENMARK                                                             15,730,926
                                                                         -----------
FINLAND -- (1.9%)
    Afarak Group Oyj                                              27,643      13,144
    Ahlstrom Oyj                                                   6,489      80,546
    Aktia Bank Oyj                                                 2,082      21,584
    Alma Media Oyj                                                 6,053      25,861
    Amer Sports Oyj                                               27,104     556,102
    Apetit Oyj                                                       276       7,123
    Aspo Oyj                                                       1,177       8,586
    Atria P.L.C.                                                   2,419      26,763
    Bank of Aland P.L.C. Class B                                       5          56
    BasWare Oyj                                                       30         872
#   Cargotec Oyj                                                  13,480     492,230
*   Caverion Corp.                                                15,587     121,848
    Citycon Oyj                                                   49,162     175,255
    Cramo Oyj                                                      5,196     103,886
#   Elektrobit Corp.                                              47,687      91,442
#   Elisa Oyj                                                     26,318     659,364
    F-Secure Oyj                                                  14,826      38,319
    Finnair Oyj                                                   30,953     118,147
*   Finnlines Oyj                                                    894       8,096
    Fiskars Oyj Abp                                                4,309     110,314
    Fortum Oyj                                                    73,738   1,644,870
    HKScan Oyj Class A                                             5,330      24,393
    Huhtamaki Oyj                                                 25,134     604,158
    Ilkka-Yhtyma Oyj                                               3,592      14,904
    Kemira Oyj                                                    39,860     639,996
    Kesko Oyj Class A                                                817      28,126
    Kesko Oyj Class B                                             30,508   1,013,782
    Kone Oyj Class B                                               3,280     289,172
    Konecranes Oyj                                                 4,682     157,736
    Lassila & Tikanoja Oyj                                         5,798     121,576
    Lemminkainen Oyj                                               2,049      41,138
    Metsa Board Oyj                                               83,757     325,004
#   Metso Oyj                                                      8,626     339,520
*   Munksjo Oyj                                                    1,622      10,363
    Neste Oil Oyj                                                 42,484     842,387
#*  Nokia Oyj                                                    440,404   3,347,413
    Nokian Renkaat Oyj                                             7,920     400,563
    Okmetic Oyj                                                    2,360      17,183
    Olvi Oyj Class A                                               2,656      95,724
    Oriola-KD Oyj Class B                                         37,061     120,189
    Orion Oyj Class A                                              2,849      76,281

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
FINLAND -- (Continued)
    Orion Oyj Class B                                             12,908 $   346,918
#*  Outokumpu Oyj                                                300,381     166,816
#   Outotec Oyj                                                   15,432     152,608
    PKC Group Oyj                                                  3,484     113,627
    Pohjola Bank P.L.C. Class A                                   28,663     521,973
    Ponsse Oy                                                        608       7,382
*   Poyry Oyj                                                      4,941      26,170
    Raisio P.L.C. Class V                                         34,264     199,376
    Ramirent Oyj                                                  20,162     242,272
#   Rautaruukki Oyj                                               41,660     360,329
    Saga Furs Oyj                                                    284      16,975
    Sampo Class A                                                 16,373     774,454
    Sanoma Oyj                                                    29,118     252,635
    Sievi Capital P.L.C.                                           9,299      13,395
#   Stockmann Oyj Abp(5462393)                                     7,512     119,941
    Stockmann Oyj Abp(5462371)                                     2,666      44,493
    Stora Enso Oyj Class R                                       184,454   1,712,816
*   Talvivaara Mining Co. P.L.C.                                 190,260      18,910
#   Technopolis Oyj                                                9,283      62,999
    Tieto Oyj                                                     19,375     425,663
    Tikkurila Oyj                                                  4,275     110,836
    UPM-Kymmene Oyj                                              178,005   2,826,228
#   Uponor Oyj                                                    11,072     218,693
    Vacon P.L.C.                                                   1,326      98,550
    Vaisala Oyj Class A                                            1,578      38,563
    Wartsila Oyj Abp                                               5,842     259,218
    YIT Oyj                                                       23,268     301,813
                                                                         -----------
TOTAL FINLAND                                                             22,247,669
                                                                         -----------
FRANCE -- (6.1%)
    Accor SA                                                       5,760     257,448
    Aeroports de Paris                                             1,173     125,293
#*  Air France-KLM                                                45,894     478,636
    Akka Technologies SA                                           1,139      34,148
    Albioma                                                        7,686     187,861
*   Alcatel-Lucent                                               863,979   3,309,951
*   Alcatel-Lucent Sponsored ADR                                  32,900     126,007
    Alstom SA                                                      4,833     179,405
    Altamir                                                        4,940      67,364
    Alten SA                                                       6,822     308,466
    Altran Technologies SA                                        38,454     340,795
    April                                                          6,020     127,989
#*  Archos                                                         3,060      14,877
    Arkema SA                                                      6,195     700,874
    Assystem                                                       3,682     100,229
    AtoS                                                           4,687     399,522
*   Audika Groupe                                                  1,518      20,405
    AXA SA                                                        38,807     966,893
    AXA SA Sponsored ADR                                          14,588     364,846
    Axway Software SA                                                565      16,961
*   Beneteau SA                                                    8,579     157,096
*   Bigben Interactive                                             1,386      13,882

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
    BioMerieux                                                     1,872 $  187,897
    BNP Paribas SA                                                36,071  2,661,070
    Boiron SA                                                      1,869    126,454
*   Bollore SA(BDGTH22)                                                5      2,743
    Bollore SA(4572709)                                              930    507,147
    Bonduelle SCA                                                  4,808    119,971
    Bongrain SA                                                    1,522    111,314
    Bourbon SA                                                    20,359    580,229
*   Boursorama                                                     7,609     76,353
    Bouygues SA                                                   31,265  1,219,861
*   Bull                                                          26,345    116,331
    Bureau Veritas SA                                              1,652     49,834
    Cap Gemini SA                                                 15,042    986,424
    Carrefour SA                                                  18,582    678,290
    Casino Guichard Perrachon SA                                   6,133    689,378
*   Cegedim SA                                                       820     21,664
    Cegid Group                                                    1,838     53,662
*   CGG                                                           18,610    409,046
*   CGG Sponsored ADR                                             16,300    357,785
#*  Chargeurs SA                                                   3,615     26,766
    Christian Dior SA                                                799    151,600
    Cie de St-Gobain                                              45,709  2,399,268
    Cie des Alpes                                                    804     16,350
    Cie Generale des Etablissements Michelin                      15,610  1,626,529
    Ciments Francais SA                                            1,747    125,122
*   Club Mediterranee SA                                           7,116    167,890
    CNP Assurances                                                27,829    490,238
*   Credit Agricole SA                                           153,510  1,845,734
    Dassault Systemes SA                                           1,344    163,277
*   Derichebourg SA                                               32,767    114,513
    Devoteam SA                                                      983     17,483
    Edenred                                                        7,935    269,374
    Eiffage SA                                                     9,385    556,185
    Electricite de France SA                                       5,920    207,188
    Electricite de Strasbourg                                         88     12,117
#   Eramet                                                           738     70,081
    Essilor International SA                                       4,309    461,775
    Esso SA Francaise                                                803     51,681
    Etablissements Maurel et Prom                                 17,161    276,289
    Euler Hermes SA                                                3,745    494,432
*   Euro Disney SCA                                                2,997     19,554
    Eurofins Scientific                                              767    209,972
    Eutelsat Communications SA                                     2,295     72,586
    Faiveley Transport SA                                          2,273    177,396
#*  Faurecia                                                      16,287    474,666
    Fimalac                                                        1,034     64,188
*   GameLoft SE                                                    6,034     64,015
    GDF Suez                                                      61,801  1,531,661
    GL Events                                                      2,844     61,430
    Groupe Crit                                                    1,020     43,314
    Groupe Eurotunnel SA                                         113,184  1,095,722
    Groupe Flo                                                     2,320     10,208

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
*   Groupe Fnac                                                      366 $   10,228
    Groupe Steria SCA                                             11,959    220,971
    Guerbet                                                          133     18,060
*   Haulotte Group SA                                              6,728     82,002
    Havas SA                                                      67,887    564,508
*   Hi-Media SA                                                   15,109     38,537
    Iliad SA                                                         461    105,289
    Imerys SA                                                      2,826    226,701
#   Ingenico                                                       5,133    385,583
    Interparfums SA                                                2,528     99,557
    Ipsen SA                                                       2,449    107,272
    IPSOS                                                          9,436    397,201
    Jacquet Metal Service                                          4,671     78,481
    JCDecaux SA                                                    3,656    146,533
    Kering                                                         2,938    665,841
    Korian                                                         2,620     81,842
    L.D.C. SA                                                        210     33,815
    Lafarge SA                                                    30,333  2,092,837
    Lagardere SCA                                                 50,970  1,851,702
    Laurent-Perrier                                                  548     51,190
    Legrand SA                                                     4,078    231,123
    LISI                                                           1,020    157,428
#   LVMH Moet Hennessy Louis Vuitton SA                            2,587    496,692
    Maisons France Confort                                           139      5,126
#   Manitou BF SA                                                  3,827     72,085
    Manutan International                                            234     14,286
    Medica SA                                                     13,168    338,378
    Mersen                                                         4,643    169,841
    Metropole Television SA                                        8,458    194,563
#   MGI Coutier                                                      441     54,082
    Montupet                                                       2,611     98,082
    Natixis                                                      149,545    804,193
    Naturex                                                        1,775    140,116
#   Neopost SA                                                     6,547    494,304
#   Nexans SA                                                     13,317    592,088
    Nexity SA                                                     11,789    461,593
    Norbert Dentressangle SA                                         948    107,529
*   NRJ Group                                                      3,854     37,140
    Orange                                                        81,058  1,114,229
    Orange SA ADR                                                  3,032     41,629
    Orpea                                                          8,329    449,238
#*  Osiatis SA                                                     1,892     26,536
*   Parrot SA                                                      1,776     49,495
    Pernod-Ricard SA                                               2,185    262,437
#*  Peugeot SA                                                    97,461  1,282,097
*   Pierre & Vacances SA                                             947     25,432
    Plastic Omnium SA                                             10,503    300,061
    Publicis Groupe SA                                             4,427    368,147
    Rallye SA                                                     11,114    472,967
#*  Recylex SA                                                     7,033     31,658
    Remy Cointreau SA                                                864     85,105
    Renault SA                                                    28,018  2,444,577

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
    Rexel SA                                                      24,727 $  619,234
    Robertet SA                                                      246     60,084
    Rubis SCA                                                      3,058    190,904
    Sa des Ciments Vicat                                           4,734    353,722
    Safran SA                                                      5,906    376,555
    Saft Groupe SA                                                 9,336    296,045
    Samse SA                                                          40      3,962
    Sanofi                                                        23,775  2,534,965
    Sanofi ADR                                                       880     47,062
    Sartorius Stedim Biotech                                       1,037    155,924
    Schneider Electric SA                                          6,126    515,489
    SCOR SE                                                       46,947  1,657,035
    SEB SA                                                         3,516    315,478
    Seche Environnement SA                                           944     37,819
*   Sequana SA                                                     1,894     15,689
    SES SA                                                         6,419    186,702
    Soc Mar Tunnel Prado Car                                         200      7,855
    Societe BIC SA                                                 1,862    232,517
    Societe d'Edition de Canal +                                  12,014     99,061
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco     408     22,288
    Societe Generale SA                                           59,410  3,356,041
    Societe Internationale de Plantations d'Heveas SA                378     28,340
    Societe Television Francaise 1                                37,938    730,986
    Sodexo                                                         1,924    186,678
#*  SOITEC                                                        53,292    120,455
#*  Solocal Group                                                 27,928     65,060
    Somfy SA                                                         303     75,519
    Sopra Group SA                                                   896     78,319
*   Ste Industrielle d'Aviation Latecoere SA                       3,238     58,183
    Stef                                                           1,194     80,264
    STMicroelectronics NV(5962332)                               106,648    820,337
#   STMicroelectronics NV(861012102)                              14,700    112,749
*   Store Electronic                                               1,158     20,827
    Suez Environnement Co.                                        10,221    178,226
    Sword Group                                                    2,537     53,461
    Synergie SA                                                    4,436     80,053
*   Technicolor SA                                                16,841     90,873
    Technip SA                                                     3,079    322,490
    Teleperformance                                               19,683  1,041,918
    Thales SA                                                      2,245    137,497
#*  Theolia SA                                                    18,387     34,452
    Thermador Groupe                                                 269     24,058
    Total Gabon                                                       61     39,142
    Total SA                                                      28,039  1,720,275
#   Total SA Sponsored ADR                                        16,698  1,021,584
    Touax SA                                                         388     10,390
#*  Transgene SA                                                   1,632     21,339
*   Trigano SA                                                     3,671     77,915
*   UBISOFT Entertainment                                         38,345    491,875
    Union Financiere de France BQE SA                                730     17,471
    Valeo SA                                                       6,816    674,302
    Vallourec SA                                                  21,896  1,303,286

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
FRANCE -- (Continued)
*   Valneva SE                                                       568 $     3,691
    Veolia Environnement SA                                       13,851     237,623
    Vetoquinol SA                                                    151       6,009
    Viel et Co.                                                   10,410      34,351
#   Vilmorin & Cie                                                 1,037     122,338
    Vinci SA                                                      10,070     644,341
    Virbac SA                                                        612     123,104
    Vivendi SA                                                    53,400   1,352,083
*   VM Materiaux SA                                                   25         952
    Vranken-Pommery Monopole SA                                      394      12,749
    Zodiac Aerospace                                               2,570     411,218
                                                                         -----------
TOTAL FRANCE                                                              73,054,626
                                                                         -----------
GERMANY -- (5.4%)
*   Aareal Bank AG                                                21,375     819,798
    Adidas AG                                                      6,474     737,683
    Adler Modemaerkte AG                                           1,400      18,053
*   ADVA Optical Networking SE                                    13,638      72,800
#*  Air Berlin P.L.C.                                              2,352       5,418
*   Aixtron SE NA                                                 10,539     151,259
    Allgeier SE                                                    1,474      31,031
    Allianz SE                                                    20,504   3,442,669
    Allianz SE ADR                                                11,988     201,758
    Amadeus Fire AG                                                  140       9,214
*   AS Creation Tapeten                                               50       2,616
    Aurubis AG                                                    10,889     686,061
#   Axel Springer AG                                               7,705     464,920
    BASF SE                                                       10,336   1,073,027
    Bauer AG                                                       3,785      92,829
    Bayer AG                                                          31       3,846
    Bayerische Motoren Werke AG                                    6,302     713,250
    BayWa AG                                                       4,966     252,904
    Bechtle AG                                                     4,997     320,449
    Beiersdorf AG                                                  2,570     245,058
    Bertrandt AG                                                     498      65,132
    Bijou Brigitte AG                                              1,198     126,242
    Bilfinger SE                                                  10,392   1,153,203
    Biotest AG                                                       741      61,271
    Borussia Dortmund GmbH & Co. KGaA                             22,965     118,600
    Brenntag AG                                                    3,843     650,271
    CANCOM SE                                                      3,065     117,537
    Carl Zeiss Meditec AG                                          1,892      59,764
    CAT Oil AG                                                     4,317     105,341
#   Celesio AG                                                    38,400   1,193,852
    CENIT AG                                                       1,384      19,417
    CENTROTEC Sustainable AG                                       3,207      79,734
    Cewe Stiftung & Co. KGAA                                       2,595     145,100
    Comdirect Bank AG                                             14,178     161,138
*   Commerzbank AG                                               151,865   1,942,295
#   CompuGroup Medical AG                                            562      14,639
*   Constantin Medien AG                                          11,950      26,729
    Continental AG                                                 2,736     500,323

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    CropEnergies AG                                               11,125 $  104,079
    CTS Eventim AG                                                 1,793     87,413
    DAB Bank AG                                                    5,739     28,887
    Daimler AG                                                    25,279  2,069,712
#   Delticom AG                                                    1,376     72,567
    Deutsche Bank AG(5750355)                                      1,126     54,419
    Deutsche Bank AG(D18190898)                                   46,645  2,253,886
    Deutsche Boerse AG                                             4,569    343,712
*   Deutsche Lufthansa AG                                         46,227    893,708
    Deutsche Post AG                                              30,092  1,016,248
    Deutsche Telekom AG                                           37,974    596,750
    Deutsche Telekom AG Sponsored ADR                             26,160    413,066
#   Deutsche Wohnen AG                                            17,607    331,132
*   Deutz AG                                                      36,314    344,434
#*  Dialog Semiconductor P.L.C.                                   20,250    389,078
#   DMG MORI SEIKI AG                                             29,338    964,384
    Dr Hoenle AG                                                   1,129     18,745
    Draegerwerk AG & Co. KGaA                                        824     81,551
    Drillisch AG                                                   8,176    210,701
    Duerr AG                                                       3,046    266,582
    E.ON SE                                                       86,250  1,572,207
    Eckert & Ziegler AG                                            1,371     55,769
    Elmos Semiconductor AG                                         4,954     65,075
    ElringKlinger AG                                               6,064    257,836
    Euromicron AG                                                  3,318     78,640
#*  Evotec AG                                                     39,586    231,575
    Fielmann AG                                                      103     11,519
#*  Francotyp-Postalia Holding AG Class A                          1,685      9,679
    Fraport AG Frankfurt Airport Services Worldwide                6,284    486,150
    Freenet AG                                                    32,108    833,998
    Fresenius Medical Care AG & Co. KGaA                           8,202    542,039
    Fresenius Medical Care AG & Co. KGaA ADR                       2,000     65,840
    Fresenius SE & Co. KGaA                                        5,297    687,622
    Fuchs Petrolub AG                                                497     33,787
*   GAGFAH SA                                                      4,662     66,083
    GEA Group AG                                                  14,891    647,204
    Gerresheimer AG                                                5,778    382,208
#   Gerry Weber International AG                                   2,100     87,020
    Gesco AG                                                         909     92,454
    GFK SE                                                         3,505    204,960
    GFT Technologies AG                                            7,299     59,886
#*  Gigaset AG                                                    14,453     19,880
    Grammer AG                                                     6,096    283,645
    Grenkeleasing AG                                               1,404    138,896
*   GSW Immobilien AG                                              4,810    223,679
*   H&R AG                                                         3,046     36,871
    Hamburger Hafen und Logistik AG                                7,882    197,797
    Hannover Rueck SE                                             18,296  1,464,254
*   Hansa Group AG                                                 3,842      7,651
    HeidelbergCement AG                                           23,419  1,844,004
#*  Heidelberger Druckmaschinen AG                               113,461    303,323
    Henkel AG & Co. KGaA                                           1,292    119,159

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
GERMANY -- (Continued)
    Highlight Communications AG                                   7,046 $   36,163
    Hochtief AG                                                   5,194    469,771
    Homag Group AG                                                1,297     31,309
    Hugo Boss AG                                                  1,001    130,397
    Indus Holding AG                                              8,295    298,074
    Infineon Technologies AG ADR                                 51,964    498,854
    Isra Vision AG                                                1,199     57,496
#   Jenoptik AG                                                  19,839    346,584
*   Joyou AG                                                      2,072     39,338
#   K+S AG                                                        7,234    183,813
*   Kloeckner & Co. SE                                           50,859    717,389
    Koenig & Bauer AG                                             2,079     39,673
    Kontron AG                                                   23,063    157,749
    Krones AG                                                     4,741    414,966
    KSB AG                                                           37     24,241
#   KUKA AG                                                       5,516    251,043
    KWS Saat AG                                                     469    167,484
    Lanxess AG                                                    5,988    420,548
    Leifheit AG                                                     470     19,173
    Leoni AG                                                     12,333    834,745
    Linde AG                                                      3,973    754,177
    LPKF Laser & Electronics AG                                   3,954     82,368
    MAN SE                                                        1,448    174,439
*   Manz AG                                                         828     59,766
    Merck KGaA                                                    2,471    411,052
    Metro AG                                                     11,356    532,437
    MLP AG                                                       16,577    103,434
*   Morphosys AG                                                  3,794    293,476
    MTU Aero Engines AG                                           3,512    350,256
    Muehlbauer Holding AG & Co. KGaA                                110      2,915
    Muenchener Rueckversicherungs AG                              8,536  1,780,885
    MVV Energie AG                                                  479     15,847
    Nemetschek AG                                                   818     53,989
*   Nordex SE                                                    27,580    483,385
    Norma Group SE                                                5,938    296,961
    OHB AG                                                          562     13,376
#*  Osram Licht AG                                               14,483    750,134
*   Patrizia Immobilien AG                                       15,057    141,034
    Pfeiffer Vacuum Technology AG                                 1,650    192,129
    PNE Wind AG                                                  20,016     79,219
    Progress-Werk Oberkirch AG                                      133      7,569
#   Puma SE                                                         452    134,468
*   QIAGEN NV                                                    30,939    710,079
    QSC AG                                                       43,767    272,234
    R Stahl AG                                                      522     25,268
    Rational AG                                                     372    113,914
    Rheinmetall AG                                               20,191  1,248,279
    Rhoen Klinikum AG                                            32,851    918,071
    RIB Software AG                                               6,277     55,930
    RWE AG                                                       73,139  2,694,593
*   SAF-Holland SA                                               21,566    306,580
    Salzgitter AG                                                15,031    661,505

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
    Schaltbau Holding AG                                             632 $    34,962
#   SGL Carbon SE                                                  5,961     232,461
    SHW AG                                                           230      14,123
    Siemens AG                                                     4,067     519,731
    Siemens AG Sponsored ADR                                       4,862     622,385
#*  Singulus Technologies AG                                      14,065      34,416
    Sixt SE                                                        5,260     158,504
    SKW Stahl-Metallurgie Holding AG                               1,512      24,596
*   Sky Deutschland AG                                            52,321     515,616
#   SMA Solar Technology AG                                        4,697     191,466
    SMT Scharf AG                                                    508      16,454
    Software AG                                                   10,920     404,340
#*  Solarworld AG                                                 15,913      16,971
    Stada Arzneimittel AG                                         17,362     997,998
*   Stroeer Media AG                                               7,372     127,364
    Suedzucker AG                                                  5,483     176,378
*   Suss Microtec AG                                               9,883     104,804
    Symrise AG                                                     5,966     252,596
#   TAG Immobilien AG                                             26,881     324,708
    Takkt AG                                                       6,570     130,459
    Technotrans                                                    1,769      18,771
    Telegate AG                                                      473       4,111
*   ThyssenKrupp AG                                               34,086     869,648
*   Tipp24 SE                                                      1,505      97,884
#*  Tom Tailor Holding AG                                          6,569     149,724
#*  TUI AG                                                        62,308     825,473
    United Internet AG                                             3,923     154,747
    Volkswagen AG                                                  1,501     367,063
    Vossloh AG                                                     1,407     145,134
    VTG AG                                                         3,591      74,895
#   Wacker Chemie AG                                               3,245     304,731
    Wacker Neuson SE                                               8,764     134,622
#   Washtec AG                                                     5,153      73,522
    Wincor Nixdorf AG                                              3,879     256,473
    Wirecard AG                                                    2,073      75,423
    XING AG                                                           84       8,471
                                                                         -----------
TOTAL GERMANY                                                             64,856,598
                                                                         -----------
GREECE -- (0.3%)
*   Alpha Bank AE                                                 80,019      71,675
    Athens Water Supply & Sewage Co. SA (The)                      2,339      26,393
*   Bank of Cyprus P.L.C.                                        171,745          --
    Bank of Greece                                                 3,497      76,041
*   Diagnostic & Therapeutic Center of Athens Hygeia SA           13,381       8,387
*   Ellaktor SA                                                   23,131     100,524
*   Folli Follie SA                                                8,653     257,011
*   Fourlis Holdings SA                                            6,512      30,854
*   Frigoglass SA                                                 10,274      82,189
*   GEK Terna Holding Real Estate Construction SA                 11,494      48,934
    Hellenic Exchanges SA Holding Clearing Settlement and
    Registry                                                      15,367     161,523
    Hellenic Petroleum SA                                         16,831     218,855
*   Hellenic Telecommunications Organization SA                   33,069     416,187

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
GREECE -- (Continued)
    Intralot SA-Integrated Lottery Systems & Services             21,273 $   56,155
*   JUMBO SA                                                      23,577    316,347
*   Lamda Development SA                                           2,665     17,647
*   Marfin Investment Group Holdings SA                          146,593     93,463
    Metka SA                                                       6,296    118,210
    Motor Oil Hellas Corinth Refineries SA                        16,366    194,564
*   Mytilineos Holdings SA                                        18,602    150,209
*   National Bank of Greece SA                                    70,212    398,794
    National Bank of Greece SA ADR                                   828      4,844
    OPAP SA                                                        9,292    115,385
*   Piraeus Bank SA                                               17,430     36,384
    Piraeus Port Authority                                           870     21,137
    Public Power Corp. SA                                          5,009     74,442
*   Sarantis SA                                                    1,038      8,253
*   Sidenor Steel Products Manufacturing Co. SA                    5,520     12,780
    Terna Energy SA                                                6,990     34,564
*   Titan Cement Co. SA                                           10,050    273,367
*   TT Hellenic Postbank SA                                       30,534         --
*   Viohalco Hellenic Copper and Aluminum Industry SA             25,814    255,525
                                                                         ----------
TOTAL GREECE                                                              3,680,643
                                                                         ----------
HONG KONG -- (2.6%)
    AAC Technologies Holdings, Inc.                               27,000    118,631
    Aeon Stores Hong Kong Co., Ltd.                                5,500      8,303
    AIA Group, Ltd.                                              200,200  1,016,582
    Alco Holdings, Ltd.                                           68,000     14,477
    Allied Group, Ltd.                                             6,000     22,443
    Allied Properties HK, Ltd.                                   650,540    107,402
*   Anxian Yuan China Holdings, Ltd.                             300,000      7,541
*   Apac Resources, Ltd.                                         600,000     11,689
    APT Satellite Holdings, Ltd.                                 114,000    123,835
    Asia Financial Holdings, Ltd.                                 98,000     41,189
    Asia Satellite Telecommunications Holdings, Ltd.              27,000    104,794
    Asia Standard International Group                            230,000     52,166
    ASM Pacific Technology, Ltd.                                   9,600     92,652
    Associated International Hotels, Ltd.                         10,000     29,428
    Bank of East Asia, Ltd.                                       49,258    213,471
*   Birmingham International Holdings, Ltd.                      326,000         --
    BOC Hong Kong Holdings, Ltd.                                  79,000    256,981
    Bonjour Holdings, Ltd.                                       168,000     36,356
    Bossini International Hldg                                   160,000      9,594
*   Brightoil Petroleum Holdings, Ltd.                           117,000     20,068
*   Brockman Mining, Ltd.                                        873,840     46,259
    Cafe de Coral Holdings, Ltd.                                  24,000     82,523
    Cathay Pacific Airways, Ltd.                                 121,000    239,701
*   Chaoyue Group, Ltd.                                           15,000        735
    Chen Hsong Holdings                                           48,000     15,160
    Cheuk Nang Holdings, Ltd.                                     20,000     18,020
    Cheung Kong Holdings, Ltd.                                    66,000  1,032,426
    Cheung Kong Infrastructure Holdings, Ltd.                     22,000    153,092
*   Cheung Wo International Holdings, Ltd.                       120,000     12,828
    Chevalier International Holdings, Ltd.                        20,000     35,174

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES    VALUE++
                                                                 ---------- ----------
HONG KONG -- (Continued)
*   China Billion Resources, Ltd.                                   198,000 $       --
*   China Daye Non-Ferrous Metals Mining, Ltd.                      582,000     15,241
    China Electronics Corp. Holdings Co., Ltd.                      150,000     29,231
*   China Energy Development Holdings, Ltd.                         746,000      8,674
*   China Flavors & Fragrances Co., Ltd.                             18,102      2,770
*   China Infrastructure Investment, Ltd.                           532,000     10,476
    China Metal International Holdings, Inc.                        162,000     45,511
*   China Nuclear Industry 23 International Corp., Ltd.              48,000      6,929
*   China Outdoor Media Group, Ltd.                               1,750,000      9,919
*   China Renji Medical Group, Ltd.                               7,286,000     40,493
*   China Solar Energy Holdings, Ltd.                                64,000      1,486
#   Chong Hing Bank, Ltd.                                            57,000    256,776
    Chow Sang Sang Holdings International, Ltd.                      57,000    184,859
    Chow Tai Fook Jewellery Group, Ltd.                              33,000     54,722
    Chu Kong Shipping Enterprise Group Co., Ltd.                    298,000     82,963
    Chuang's Consortium International, Ltd.                         266,925     33,429
    CITIC Telecom International Holdings, Ltd.                      441,000    137,059
    CK Life Sciences International Holdings, Inc.                   966,000     89,663
    CNT Group, Ltd.                                                 406,000     16,774
*   CP Lotus Corp.                                                  260,000      8,049
    Cross-Harbour Holdings, Ltd. (The)                                7,000      5,639
    CSI Properties, Ltd.                                          1,321,515     45,967
*   Culture Landmark Investment, Ltd.                                39,600      4,008
*   Culturecom Holdings, Ltd.                                        50,000      8,959
    Dah Sing Banking Group, Ltd.                                    191,960    361,551
    Dah Sing Financial Holdings, Ltd.                                68,200    426,010
    Dan Form Holdings Co., Ltd.                                     191,000     21,661
    Dickson Concepts International, Ltd.                             89,000     55,415
    Dorsett Hospitality International, Ltd.                         247,000     54,141
    EcoGreen Fine Chemicals Group, Ltd.                               4,000        878
    Emperor Capital Group, Ltd.                                     342,000     15,242
    Emperor Entertainment Hotel, Ltd.                               195,000     98,010
    Emperor International Holdings                                  497,750    143,040
    Emperor Watch & Jewellery, Ltd.                               1,570,000    125,677
*   EPI Holdings, Ltd.                                            2,650,000     78,500
    Esprit Holdings, Ltd.                                           674,599  1,243,849
*   eSun Holdings, Ltd.                                             198,000     26,553
    Fairwood, Ltd.                                                    8,000     16,387
#   Far East Consortium International, Ltd.                         368,930    121,896
*   FIH Mobile, Ltd.                                                474,000    266,390
    First Pacific Co., Ltd.                                         349,200    397,054
*   Fountain SET Holdings, Ltd.                                     436,000     59,086
    Fujikon Industrial Holdings, Ltd.                                 8,000      2,125
*   G-Resources Group, Ltd.                                      10,033,800    299,869
*   Galaxy Entertainment Group, Ltd.                                 34,000    253,806
#*  Genting Hong Kong, Ltd.                                         400,000    181,487
    Get Nice Holdings, Ltd.                                         896,000     40,990
#   Giordano International, Ltd.                                    186,000    174,475
    Glorious Sun Enterprises, Ltd.                                  122,000     27,855
    Golden Resources Development International, Ltd.                 90,000      4,928
*   Goldin Properties Holdings, Ltd.                                  2,000        923
#   Guotai Junan International Holdings, Ltd.                       250,000    107,136

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
HONG KONG -- (Continued)
    Haitong International Securities Group, Ltd.                   158,405 $   77,908
    Hang Lung Group, Ltd.                                          116,000    612,146
    Hang Lung Properties, Ltd.                                     165,000    543,366
    Hang Seng Bank, Ltd.                                             8,800    147,017
*   Hao Tian Development Group, Ltd.                               728,000     32,363
#   Harbour Centre Development, Ltd.                                36,000     66,043
    Henderson Land Development Co., Ltd.                           197,129  1,165,198
    HKR International, Ltd.                                        191,771     93,783
    Hon Kwok Land Investment Co., Ltd.                              62,000     23,889
    Hong Kong Aircraft Engineering Co., Ltd.                         3,200     42,914
#   Hong Kong Exchanges and Clearing, Ltd.                          24,566    397,251
    Hong Kong Television Network, Ltd.                             131,000     42,913
#   Hong Kong Television Network, Ltd. ADR                           3,100     19,871
    Hongkong & Shanghai Hotels (The)                               101,500    159,731
    Hongkong Chinese, Ltd.                                         164,000     36,417
    Hopewell Holdings, Ltd.                                        193,000    651,215
    Hsin Chong Construction Group, Ltd.                            250,000     34,155
    Hung Hing Printing Group, Ltd.                                 150,000     21,664
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          348,000    154,055
    Hutchison Whampoa, Ltd.                                         66,000    821,978
    Hysan Development Co., Ltd.                                     25,000    117,106
*   Imagi International Holdings, Ltd.                           3,008,000     36,062
*   IRC, Ltd.                                                      664,000     71,858
#   IT, Ltd.                                                       298,000     90,700
    Johnson Electric Holdings, Ltd.                                430,000    309,502
    K Wah International Holdings, Ltd.                             588,601    322,780
    Keck Seng Investments                                           48,000     26,858
    Kerry Properties, Ltd.                                         105,500    458,866
*   King Stone Energy Group, Ltd.                                   78,000      3,504
    Kingmaker Footwear Holdings, Ltd.                               72,000     16,624
#   Kingston Financial Group, Ltd.                                 716,000     81,235
    Kowloon Development Co., Ltd.                                  161,000    198,744
    L'Occitane International SA                                     11,500     26,084
*   Lai Sun Development                                          5,039,666    144,312
*   Lai Sun Garment International, Ltd.                            138,000     25,160
    Lerado Group Holdings Co.                                      138,000     15,685
    Li & Fung, Ltd.                                                180,000    253,084
    Lifestyle International Holdings, Ltd.                          62,000    135,112
*   Lifestyle Properties Development, Ltd.                           1,800        365
    Lippo China Resources, Ltd.                                    304,000      9,206
    Lippo, Ltd.                                                      6,000      3,010
*   Lisi Group Holdings, Ltd.                                       98,000      4,673
    Liu Chong Hing Investment                                       32,000     71,070
    Luen Thai Holdings, Ltd.                                        87,000     31,982
    Luk Fook Holdings International, Ltd.                          108,000    384,164
    Lung Kee Bermuda Holdings                                       38,000     14,010
    Magnificent Estates                                            818,000     39,605
    Man Wah Holdings, Ltd.                                          68,800    118,221
*   Melco Crown Entertainment, Ltd. ADR                              3,915    129,821
#   Melco International Development, Ltd.                          298,000    937,318
    MGM China Holdings, Ltd.                                        18,800     65,066
#   Midland Holdings, Ltd.                                         256,584    104,563

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
HONG KONG -- (Continued)
*   Ming Fung Jewellery Group, Ltd.                                486,000 $ 15,538
    Miramar Hotel & Investment                                      39,000   50,014
#*  Mongolian Mining Corp.                                         777,000  128,309
    MTR Corp., Ltd.                                                 28,025  108,387
    NagaCorp, Ltd.                                                 174,000  160,679
    Natural Beauty Bio-Technology, Ltd.                            140,000    9,030
*   Neo-Neon Holdings, Ltd.                                        205,000   47,519
*   Neptune Group, Ltd.                                            870,000   39,807
*   New Smart Energy Group, Ltd.                                   605,000   10,386
    New World Development Co., Ltd.                                689,009  954,954
    Newocean Energy Holdings, Ltd.                                 190,000  116,182
*   Next Media, Ltd.                                               184,000   20,174
    NWS Holdings, Ltd.                                             172,723  270,615
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.         265,000   12,824
#   Orient Overseas International, Ltd.                             76,500  395,131
    Oriental Watch Holdings                                        198,000   63,336
    Pacific Andes International Holdings, Ltd.                     812,224   36,628
    Pacific Basin Shipping, Ltd.                                   544,000  389,290
    Pacific Textile Holdings, Ltd.                                  80,000  109,592
    Paliburg Holdings, Ltd.                                        108,000   34,686
*   Pan Asia Environmental Protection Group, Ltd.                   78,000   14,487
*   Paradise Entertainment, Ltd.                                    44,000   12,921
    PCCW, Ltd.                                                     724,000  327,851
*   Pearl Oriental Oil, Ltd.                                       558,800   19,196
    Pico Far East Holdings, Ltd.                                   158,000   49,966
    Playmates Holdings, Ltd.                                        26,000   32,680
    PNG Resources Holdings, Ltd.                                 1,048,000   17,418
    Polytec Asset Holdings, Ltd.                                   810,000  103,499
    Public Financial Holdings, Ltd.                                 48,000   25,088
    PYI Corp., Ltd.                                                992,000   24,055
    Regal Hotels International Holdings, Ltd.                      222,000  121,408
    Richfield Group Holdings, Ltd.                                 664,000   17,717
*   Rising Development Holdings, Ltd.                               74,000    4,784
    SA SA International Holdings, Ltd.                              58,000   63,497
    Samsonite International SA                                      66,600  181,618
*   Sandmartin International Holdings, Ltd.                          6,000      371
    SAS Dragon Hldg, Ltd.                                           56,000   31,593
    SEA Holdings, Ltd.                                              62,000   35,189
    Shangri-La Asia, Ltd.                                          225,666  415,160
    Shenyin Wanguo HK, Ltd.                                         50,000   17,783
*   Shougang Concord Technology Holdings                           892,000   54,651
    Shun Tak Holdings, Ltd.                                        753,249  436,342
#*  Silver base Group Holdings, Ltd.                               218,000   36,227
    Singamas Container Holdings, Ltd.                              636,000  147,614
    Sino Land Co., Ltd.                                            460,823  646,302
    Sitoy Group Holdings, Ltd.                                      21,000   11,524
    SJM Holdings, Ltd.                                              45,000  145,211
#   SmarTone Telecommunications Holdings, Ltd.                      93,500  123,146
    SOCAM Development, Ltd.                                         81,768   97,237
*   Solomon Systech International, Ltd.                          1,146,000   52,467
    Soundwill Holdings, Ltd.                                        16,000   28,688
*   South China China, Ltd.                                        480,000   45,946

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
#   Stella International Holdings, Ltd.                             42,000 $   103,668
    Stelux Holdings International, Ltd.                            162,800      55,441
    Sun Hung Kai & Co., Ltd.                                       219,341     123,478
    Sun Hung Kai Properties, Ltd.                                   75,480     986,745
    TAI Cheung Holdings                                            110,000      83,441
    Tao Heung Holdings, Ltd.                                        66,000      50,628
*   Taung Gold International, Ltd.                                 970,000      19,893
    Techtronic Industries Co.                                      106,500     267,744
    Television Broadcasts, Ltd.                                     48,100     280,911
    Texwinca Holdings, Ltd.                                         90,000      91,948
*   Titan Petrochemicals Group, Ltd.                               620,000         200
    Tongda Group Holdings, Ltd.                                    940,000      53,354
*   Town Health International Investments, Ltd.                     76,000      20,005
    Tradelink Electronic Commerce, Ltd.                             78,000      19,308
    Transport International Holdings, Ltd.                          48,800     109,891
#   Trinity, Ltd.                                                  390,000     145,781
*   TSC Group Holdings, Ltd.                                       197,000      66,844
#*  United Laboratories International Holdings, Ltd. (The)         267,000     112,624
*   Up Energy Development Group, Ltd.                               92,000       5,282
*   Value Convergence Holdings, Ltd.                                48,000       7,095
    Value Partners Group, Ltd.                                     187,000     113,495
    Varitronix International, Ltd.                                 142,000     126,241
    Victory City International Holdings, Ltd.                      311,701      43,781
    Vitasoy International Holdings, Ltd.                            94,000     121,213
    VST Holdings, Ltd.                                             433,200      85,495
    VTech Holdings, Ltd.                                            12,800     182,780
    Wang On Group, Ltd.                                          1,720,000      31,508
    Wharf Holdings, Ltd.                                            72,000     608,682
    Wheelock & Co., Ltd.                                           140,000     716,269
    Wing Hang Bank, Ltd.                                            26,816     380,309
    Wing On Co. International, Ltd.                                 30,000      86,276
    Wing Tai Properties, Ltd.                                      120,000      72,883
    Wynn Macau, Ltd.                                                35,600     135,741
    Xinyi Glass Holdings, Ltd.                                     242,000     239,987
    YGM Trading, Ltd.                                                8,000      18,032
    Yue Yuen Industrial Holdings, Ltd.                             108,500     297,928
                                                                           -----------
TOTAL HONG KONG                                                             31,197,896
                                                                           -----------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C.                                         49,036      93,161
*   Anglo Irish Bank Corp. P.L.C.                                  105,210          --
*   Bank of Ireland                                              3,184,554   1,163,905
*   Bank of Ireland Sponsored ADR                                   10,709     155,602
    C&C Group P.L.C.                                                67,048     392,520
    CRH P.L.C.                                                       9,182     223,431
    CRH P.L.C. Sponsored ADR                                        59,771   1,463,194
    Dragon Oil P.L.C.                                               39,592     372,959
*   Elan Corp. P.L.C.                                                4,564      75,807
*   Elan Corp. P.L.C. Sponsored ADR                                  8,300     138,278
    FBD Holdings P.L.C.                                              6,827     147,275
    Glanbia P.L.C.                                                  18,121     253,652
    IFG Group P.L.C.                                                 7,878      14,940

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
IRELAND -- (Continued)
    Irish Continental Group P.L.C.                                   559 $   19,614
*   Kenmare Resources P.L.C.                                      71,237     22,974
    Kerry Group P.L.C. Class A                                     5,140    329,190
    Kingspan Group P.L.C.                                         31,873    533,039
    Paddy Power P.L.C.                                             3,568    290,648
    Smurfit Kappa Group P.L.C.                                    26,278    636,099
                                                                         ----------
TOTAL IRELAND                                                             6,326,288
                                                                         ----------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.                               24,617     41,441
*   Africa Israel Properties, Ltd.                                   987     15,371
*   Airport City, Ltd.                                             3,606     31,172
*   AL-ROV Israel, Ltd.                                            1,253     41,579
#*  Alon Blue Square Israel, Ltd.                                  1,554      6,129
    Amot Investments, Ltd.                                         4,033     11,553
*   AudioCodes, Ltd.                                               4,091     24,606
*   Azorim-Investment Development & Construction Co., Ltd.        17,486     18,824
    Azrieli Group                                                 11,185    358,611
    Babylon, Ltd.                                                  6,679     14,282
    Bank Hapoalim BM                                             182,970    979,526
*   Bank Leumi Le-Israel BM                                      183,163    697,202
    Bayside Land Corp.                                                45     11,631
    Bezeq The Israeli Telecommunication Corp., Ltd.               83,756    145,626
*   Cellcom Israel, Ltd.(B23WQK8)                                    833      9,699
*   Cellcom Israel, Ltd.(M2196U109)                                7,780     89,470
*   Ceragon Networks, Ltd.                                         5,455     18,928
*   Clal Biotechnology Industries, Ltd.                            7,696     16,705
    Clal Industries, Ltd.                                         26,732    119,142
    Clal Insurance Enterprises Holdings, Ltd.                      9,219    180,671
*   Compugen, Ltd.                                                 1,197     11,870
    Delek Automotive Systems, Ltd.                                 4,482     49,695
    Delek Group, Ltd.                                                354    122,237
#   Delta-Galil Industries, Ltd.                                   3,234     76,290
    Elbit Systems, Ltd.(M3760D101)                                   500     26,790
    Elbit Systems, Ltd.(6308913)                                   2,463    131,453
    Electra, Ltd.                                                    641     80,781
*   Elron Electronic Industries, Ltd.                              2,770     20,298
*   Evogene, Ltd.                                                    604      4,914
*   EZchip Semiconductor, Ltd.                                     1,999     52,653
    First International Bank Of Israel, Ltd.                      10,129    166,200
    Formula Systems 1985, Ltd.                                     2,287     59,387
    Frutarom Industries, Ltd.                                      4,837     86,664
*   Gilat Satellite Networks, Ltd.(M51474118)                      3,025     15,609
*   Gilat Satellite Networks, Ltd.(B01BZ39)                        4,767     24,333
*   Given Imaging, Ltd.                                            1,795     36,070
    Golf & Co., Ltd.                                               2,258      7,884
*   Hadera Paper, Ltd.                                               615     36,127
    Harel Insurance Investments & Financial Services, Ltd.        48,920    286,854
    Israel Chemicals, Ltd.                                         5,296     43,784
*   Israel Discount Bank, Ltd. Class A                           188,779    376,719
    Ituran Location and Control, Ltd.                              2,289     41,874
*   Jerusalem Oil Exploration                                      3,646    134,644

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
ISRAEL -- (Continued)
*   Kamada, Ltd.                                                     5,535 $   79,885
    Matrix IT, Ltd.                                                  6,260     32,934
*   Mazor Robotics, Ltd.                                             7,056     61,880
    Meitav DS Investments, Ltd.                                        436      1,575
    Melisron, Ltd.                                                   1,534     40,603
    Menorah Mivtachim Holdings, Ltd.                                 9,352    107,647
    Migdal Insurance & Financial Holding, Ltd.                      76,210    133,038
    Mivtach Shamir                                                   1,364     50,127
    Mizrahi Tefahot Bank, Ltd.                                      35,119    411,661
*   Naphtha Israel Petroleum Corp., Ltd.                             4,748     30,585
    NICE Systems, Ltd. Sponsored ADR                                 4,369    171,177
*   Nitsba Holdings 1995, Ltd.                                       2,045     28,638
*   Nova Measuring Instruments, Ltd.                                 1,566     13,753
*   Oil Refineries, Ltd.                                           172,152     55,644
*   Ormat Industries                                                16,978    114,779
    Osem Investments, Ltd.                                           1,973     43,523
*   Partner Communications Co., Ltd.                                 2,971     24,395
*   Partner Communications Co., Ltd. ADR                            10,082     81,866
*   Paz Oil Co., Ltd.                                                  688    106,797
    Phoenix Holdings, Ltd. (The)                                    19,525     76,756
    Plasson Industries, Ltd.                                           986     32,657
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.             1,447     78,300
    Shikun & Binui, Ltd.                                            18,472     44,194
    Shufersal, Ltd.                                                  8,735     35,244
    Strauss Group, Ltd.                                              2,188     38,584
    Teva Pharmaceutical Industries, Ltd.                               395     14,678
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR              14,485    537,249
*   Tower Semiconductor, Ltd.                                        4,630     22,557
*   Union Bank of Israel                                             5,193     23,284
                                                                           ----------
TOTAL ISRAEL                                                                7,219,308
                                                                           ----------
ITALY -- (2.2%)
    A2A SpA                                                        119,440    134,390
    ACEA SpA                                                         7,397     76,966
    Aeroporto di Venezia Marco Polo SpA--SAVE                        5,671    102,798
    Alerion Cleanpower SpA                                           2,833     13,780
    Amplifon SpA                                                    10,160     54,165
    Ansaldo STS SpA                                                 17,257    183,120
*   Arnoldo Mondadori Editore SpA                                   50,302    107,303
    Ascopiave SpA                                                    8,381     18,322
    Assicurazioni Generali SpA                                      17,834    416,941
    Astaldi SpA                                                     14,297    139,276
    Atlantia SpA                                                     6,025    132,051
*   Autogrill SpA                                                    9,277     83,277
    Azimut Holding SpA                                              12,825    325,334
#*  Banca Carige SpA                                               229,239    183,291
    Banca Generali SpA                                               4,782    124,836
    Banca IFIS SpA                                                   3,017     45,286
#*  Banca Monte dei Paschi di Siena SpA                          1,340,570    422,650
*   Banca Piccolo Credito Valtellinese Scarl                        87,870    157,245
*   Banca Popolare dell'Emilia Romagna S.c.r.l.                    119,583  1,148,872
#*  Banca Popolare dell'Etruria e del Lazio                          3,028      2,825

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
#*  Banca Popolare di Milano Scarl                               969,656 $  647,732
    Banca Popolare di Sondrio Scarl                               77,768    447,613
    Banca Profilo SpA                                             35,778     11,954
    Banco di Desio e della Brianza SpA                             6,850     21,506
*   Banco Popolare                                               610,218  1,212,252
*   BasicNet SpA                                                   6,641     17,317
    Brembo SpA                                                     6,992    184,927
*   Brioschi Sviluppo Immobiliare SpA                             10,866      1,290
    Brunello Cucinelli SpA                                         1,208     37,651
#   Buzzi Unicem SpA                                              19,503    337,663
    Cairo Communication SpA                                        3,024     21,168
*   Caltagirone Editore SpA                                        8,964     14,547
    Cementir Holding SpA                                          24,433    112,462
*   CIR-Compagnie Industriali Riunite SpA                        179,295    298,235
*   CNH Industrial NV                                             17,446    206,316
    Credito Bergamasco SpA                                           474      9,123
    Credito Emiliano SpA                                          20,701    156,501
*   d'Amico International Shipping SA                             22,435     19,396
#   Danieli & C Officine Meccaniche SpA                            1,971     60,584
    Datalogic SpA                                                  3,058     33,204
    Davide Campari-Milano SpA                                     23,376    203,721
    De'Longhi SpA                                                  4,556     70,358
*   DeA Capital SpA                                               23,209     44,119
#   DiaSorin SpA                                                   2,898    137,154
    Ei Towers SpA                                                  2,079     86,913
    Enel Green Power SpA                                          41,759    101,581
    Engineering SpA                                                  729     39,703
    Eni SpA                                                       16,556    420,306
#   Eni SpA Sponsored ADR                                         10,306    523,545
    ERG SpA                                                       21,638    264,243
    Esprinet SpA                                                   7,746     56,308
*   Eurotech SpA                                                   5,432     13,985
*   Falck Renewables SpA                                          38,352     65,310
*   Fiat SpA                                                     160,059  1,255,940
#*  Finmeccanica SpA                                             133,809    980,554
*   Fondiaria-Sai SpA                                            148,937    381,587
*   Gemina SpA                                                   123,796    300,351
#   Geox SpA                                                      19,867     54,401
*   Gruppo Editoriale L'Espresso SpA                              25,443     50,698
    Gtech Spa                                                      7,064    214,527
#   Hera SpA                                                      57,946    116,747
*   IMMSI SpA                                                     51,070     31,531
    Indesit Co. SpA                                               16,201    167,315
    Industria Macchine Automatiche SpA                             1,827     62,606
*   Intek Group SpA                                               36,247     15,642
    Interpump Group SpA                                           13,850    154,025
    Intesa Sanpaolo SpA                                          492,082  1,220,793
    Iren SpA                                                     102,452    153,184
    Italcementi SpA                                               38,143    339,224
*   Italmobiliare SpA                                              2,371     77,313
#*  Juventus Football Club SpA                                    18,350      5,966
#*  Landi Renzo SpA                                                7,410     12,489

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
ITALY -- (Continued)
    Luxottica Group SpA                                            2,382 $   129,036
    Luxottica Group SpA Sponsored ADR                                300      16,161
    MARR SpA                                                       1,671      26,275
*   Mediaset SpA                                                 138,218     690,217
    Mediobanca SpA                                                90,740     826,771
    Mediolanum SpA                                                13,332     116,020
*   Milano Assicurazioni SpA                                     239,825     204,601
    Parmalat SpA                                                  66,960     225,221
    Piaggio & C SpA                                               49,378     142,492
#   Pirelli & C. SpA                                              18,964     266,768
*   Poltrona Frau SpA                                              2,894       9,521
*   Prelios SpA                                                   12,061      10,267
*   Premafin Finanziaria SpA                                      32,033       7,288
    Prysmian SpA                                                  29,226     713,908
#*  RCS MediaGroup SpA                                             2,140       4,708
    Recordati SpA                                                 15,925     209,183
    Reply SpA                                                        890      57,945
#*  Retelit SpA                                                   33,446      25,169
    Sabaf SpA                                                        760      13,689
*   Safilo Group SpA                                              16,356     334,380
    Saipem SpA                                                     2,928      68,495
    Salvatore Ferragamo Italia SpA                                 1,171      40,088
#*  Saras SpA                                                     80,787      99,993
*   Snai SpA                                                         235         324
    Societa Cattolica di Assicurazioni S.c.r.l.                   17,342     439,044
    Societa Iniziative Autostradali e Servizi SpA                 15,785     165,367
    Societa per la Bonifica dei Terreni Ferraresi e Imprese
    Agricole SpA                                                     214      10,261
    Sogefi SpA                                                     8,308      47,247
    SOL SpA                                                        6,059      45,764
*   Sorin SpA                                                     79,381     218,694
    Telecom Italia SpA                                           644,816     629,048
    Telecom Italia SpA Sponsored ADR                              32,914     321,241
    Tenaris SA ADR                                                 2,700     126,387
    Terna Rete Elettrica Nazionale SpA                            29,639     146,724
    Tod's SpA                                                        859     142,947
    Trevi Finanziaria Industriale SpA                             13,654     125,538
    UniCredit SpA                                                199,530   1,497,789
    Unione di Banche Italiane SCPA                               368,830   2,549,144
    Unipol Gruppo Finanziario SpA                                 95,737     507,632
    Vianini Lavori SpA                                             1,509       8,688
    Vittoria Assicurazioni SpA                                     9,400     111,712
*   World Duty Free SpA                                            9,277     102,782
*   Yoox SpA                                                       4,178     150,301
    Zignago Vetro SpA                                              2,758      17,703
                                                                         -----------
TOTAL ITALY                                                               26,948,841
                                                                         -----------
JAPAN -- (20.3%)
    77 Bank, Ltd. (The)                                          110,000     544,045
    A&D Co., Ltd.                                                  9,700      63,297
    A.S. One Corp.                                                 4,500      99,351
    ABC-Mart, Inc.                                                 1,100      55,012
    Accordia Golf Co., Ltd.                                       31,300     343,524

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Achilles Corp.                                                49,000 $ 81,314
    Adastria Holdings Co., Ltd.                                    1,680   78,677
    ADEKA Corp.                                                   33,100  389,211
    Aderans Co., Ltd.                                              3,200   39,204
    Advan Co., Ltd.                                                2,600   32,028
#   Advantest Corp.                                               11,300  135,238
#   Advantest Corp. ADR                                            1,800   22,140
    Aeon Co., Ltd.                                                32,200  439,415
    Aeon Fantasy Co., Ltd.                                         3,600   56,366
*   Agora Hospitality Group Co., Ltd.                             34,000   18,320
    Ahresty Corp.                                                  5,400   42,843
    Ai Holdings Corp.                                              7,700   98,670
    Aica Kogyo Co., Ltd.                                           5,800  118,736
    Aichi Bank, Ltd. (The)                                         3,600  163,609
    Aichi Corp.                                                   16,200   85,650
    Aichi Steel Corp.                                             45,000  230,663
    Aichi Tokei Denki Co., Ltd.                                   17,000   49,704
    Aida Engineering, Ltd.                                        19,100  184,631
*   Aigan Co., Ltd.                                                4,200   12,018
    Ain Pharmaciez, Inc.                                           2,300   99,768
    Aiphone Co., Ltd.                                              4,600   75,339
    Air Water, Inc.                                                5,000   71,471
    Airport Facilities Co., Ltd.                                   6,100   53,358
    Aisan Industry Co., Ltd.                                      12,000  120,884
    Aisin Seiki Co., Ltd.                                          4,500  182,810
    Aizawa Securities Co., Ltd.                                   20,900  142,259
    Ajinomoto Co., Inc.                                           26,000  363,819
    Akita Bank, Ltd. (The)                                        66,000  165,707
    Alconix Corp.                                                  1,000   20,622
    Alfresa Holdings Corp.                                        12,200  666,806
    Alinco, Inc.                                                   2,900   27,769
    Allied Telesis Holdings KK                                    20,700   19,821
    Alpen Co., Ltd.                                                7,400  153,997
    Alpha Corp.                                                    1,500   15,916
    Alpha Systems, Inc.                                            1,560   21,340
    Alpine Electronics, Inc.                                      20,100  243,337
*   Alps Electric Co., Ltd.                                       50,300  441,411
    Alps Logistics Co., Ltd.                                       2,000   20,132
    Altech Corp.                                                     600    6,437
#   Amada Co., Ltd.                                              101,000  868,860
    Amano Corp.                                                   23,200  227,294
    Amiyaki Tei Co., Ltd.                                            600   21,736
    Amuse, Inc.                                                    1,900   36,184
    Anest Iwata Corp.                                              7,000   34,318
    Anritsu Corp.                                                  6,000   78,671
    AOI Electronic Co., Ltd.                                       1,000   15,134
    AOKI Holdings, Inc.                                            5,139  170,942
    Aomori Bank, Ltd. (The)                                       75,000  195,625
    Aoyama Trading Co., Ltd.                                      21,800  555,849
    Aozora Bank, Ltd.                                             59,000  171,515
    Arakawa Chemical Industries, Ltd.                              4,000   40,179
    Arata Corp.                                                   11,000   38,941

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Araya Industrial Co., Ltd.                                    17,000 $   30,912
    Arcland Sakamoto Co., Ltd.                                     7,400    110,546
    Arcs Co., Ltd.                                                15,789    295,949
    Argo Graphics, Inc.                                            1,000     16,388
    Ariake Japan Co., Ltd.                                         3,200     77,412
    Arisawa Manufacturing Co., Ltd.                               11,600     78,341
#*  Arnest One Corp.                                               4,000    109,834
#   Artnature, Inc.                                                  200      4,269
    Asahi Broadcasting Corp.                                       2,200     15,093
#   Asahi Co., Ltd.                                                2,700     45,768
    Asahi Diamond Industrial Co., Ltd.                            20,900    202,889
    Asahi Glass Co., Ltd.                                        162,000  1,000,516
#   Asahi Group Holdings, Ltd.                                     4,300    116,291
    Asahi Holdings, Inc.                                          10,000    164,864
    Asahi Kasei Corp.                                             20,000    152,212
#   Asahi Kogyosha Co., Ltd.                                       4,000     14,367
    Asahi Organic Chemicals Industry Co., Ltd.                    20,000     44,880
#*  Asanuma Corp.                                                 30,000     49,375
    Asatsu-DK, Inc.                                               13,200    362,760
#*  Ashimori Industry Co., Ltd.                                   19,000     25,376
    Asics Corp.                                                    5,000     88,153
    ASKA Pharmaceutical Co., Ltd.                                  5,000     37,107
#   ASKUL Corp.                                                      800     25,598
    Astellas Pharma, Inc.                                          1,500     83,620
    Asunaro Aoki Construction Co., Ltd.                            3,500     20,459
    Atsugi Co., Ltd.                                              40,000     47,324
    Autobacs Seven Co., Ltd.                                      26,300    383,466
#   Avex Group Holdings, Inc.                                      3,700     93,756
    Awa Bank, Ltd. (The)                                          82,000    428,241
    Axell Corp.                                                    1,500     28,650
    Axial Retailing, Inc.                                          3,000     48,809
    Azbil Corp.                                                   17,400    419,247
    Bando Chemical Industries, Ltd.                               28,000    109,250
#   Bank of Iwate, Ltd. (The)                                      6,900    313,370
    Bank of Kyoto, Ltd. (The)                                     97,000    854,696
    Bank of Nagoya, Ltd. (The)                                    57,000    195,475
    Bank of Okinawa, Ltd. (The)                                    7,000    270,934
    Bank of Saga, Ltd. (The)                                      58,000    124,636
    Bank of the Ryukyus, Ltd.                                     16,000    174,607
    Bank of Yokohama, Ltd. (The)                                 183,000  1,009,112
    Belc Co., Ltd.                                                 3,000     54,580
    Belluna Co., Ltd.                                             22,200    117,868
#   Benesse Holdings, Inc.                                         2,700    100,634
#   Best Bridal, Inc.                                              1,000      7,043
*   Best Denki Co., Ltd.                                          22,500     35,121
#   Bic Camera, Inc.                                                 191     93,906
    Bit-isle, Inc.                                                 4,600     39,452
    BML, Inc.                                                      4,500    153,753
#   Bookoff Corp.                                                  2,500     16,789
    Bridgestone Corp.                                              4,900    167,985
    Brother Industries, Ltd.                                      23,900    271,559
    Bunka Shutter Co., Ltd.                                       22,000    123,355

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    C Uyemura & Co., Ltd.                                            200 $  8,478
    CAC Corp.                                                      5,800   51,553
    Calbee, Inc.                                                   2,000   52,479
    Calsonic Kansei Corp.                                         67,000  322,120
    Canon Electronics, Inc.                                        6,500  121,492
    Canon Marketing Japan, Inc.                                   18,500  247,841
    Canon, Inc.                                                   21,300  672,157
*   Carlit Holdings Co., Ltd.                                      3,400   17,096
#   Casio Computer Co., Ltd.                                      18,200  174,200
    Cawachi, Ltd.                                                  7,000  131,665
    Central Glass Co., Ltd.                                       81,000  281,707
#   Central Sports Co., Ltd.                                         900   14,020
    Century Tokyo Leasing Corp.                                    6,900  218,283
    Chiba Bank, Ltd. (The)                                       114,000  812,691
*   Chiba Kogyo Bank, Ltd. (The)                                  22,100  168,445
    Chino Corp.                                                    4,000    9,336
    Chiyoda Co., Ltd.                                              7,000  153,643
    Chiyoda Corp.                                                  7,000   88,769
    Chiyoda Integre Co., Ltd.                                      5,500   95,254
    Chofu Seisakusho Co., Ltd.                                       200    4,629
    Chori Co., Ltd.                                                4,700   56,200
    Chubu Shiryo Co., Ltd.                                         5,000   29,089
    Chuetsu Pulp & Paper Co., Ltd.                                22,000   35,640
*   Chugai Mining Co., Ltd.                                        5,700    1,976
    Chugai Pharmaceutical Co., Ltd.                                2,200   51,692
#   Chugai Ro Co., Ltd.                                           13,000   34,023
    Chugoku Bank, Ltd. (The)                                      46,000  661,318
    Chugoku Marine Paints, Ltd.                                   26,000  148,525
    Chukyo Bank, Ltd. (The)                                       29,000   52,311
    Chuo Denki Kogyo Co., Ltd.                                     3,100   10,498
    Chuo Spring Co., Ltd.                                          5,000   15,629
#   Citizen Holdings Co., Ltd.                                    72,400  516,547
    CKD Corp.                                                     22,300  207,011
#*  Clarion Co., Ltd.                                             30,000   40,125
    Cleanup Corp.                                                  6,800   59,666
#   CMIC Holdings Co., Ltd.                                        3,200   43,993
    CMK Corp.                                                     12,800   36,886
    Coca-Cola Central Japan Co., Ltd.                             12,972  229,742
    Coca-Cola West Co., Ltd.                                      20,300  411,745
    Cocokara fine, Inc.                                            6,500  185,148
    Computer Engineering & Consulting, Ltd.                        1,700   10,823
    COMSYS Holdings Corp.                                         23,100  320,713
    CONEXIO Corp.                                                  3,700   31,828
    Corona Corp.                                                   5,000   56,461
    Cosel Co., Ltd.                                                4,900   61,349
#*  Cosmo Oil Co., Ltd.                                          200,000  352,162
    Cosmos Pharmaceutical Corp.                                      500   60,915
    CREATE SD HOLDINGS Co., Ltd.                                   1,000   36,454
#   Credit Saison Co., Ltd.                                       14,200  388,660
    CTI Engineering Co., Ltd.                                      2,100   18,928
    Dai Nippon Printing Co., Ltd.                                 86,000  903,513
    Dai Nippon Toryo Co., Ltd.                                    49,000   83,134

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Dai-Dan Co., Ltd.                                              4,000 $   21,377
    Dai-Ichi Kogyo Seiyaku Co., Ltd.                              11,000     27,208
    Dai-ichi Life Insurance Co., Ltd. (The)                       37,600    536,770
#   Dai-ichi Seiko Co., Ltd.                                       5,200     79,767
    Daibiru Corp.                                                 21,400    272,713
    Daicel Corp.                                                  51,000    429,868
    Daido Kogyo Co., Ltd.                                         22,000     63,208
    Daido Metal Co., Ltd.                                         11,000    115,392
#   Daido Steel Co., Ltd.                                         44,000    253,016
    Daidoh, Ltd.                                                   4,600     31,481
#*  Daiei, Inc. (The)                                             41,450    143,720
    Daifuku Co., Ltd.                                             28,500    366,492
    Daihatsu Motor Co., Ltd.                                       3,000     58,249
    Daihen Corp.                                                  34,000    145,267
#   Daiho Corp.                                                   50,000    187,842
    Daiichi Jitsugyo Co., Ltd.                                    11,000     47,177
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                           700     21,281
    Daiichi Sankyo Co., Ltd.                                      12,800    237,324
    Daiichikosho Co., Ltd.                                         3,100     88,584
    Daiken Corp.                                                  20,000     54,468
    Daiki Aluminium Industry Co., Ltd.                            10,000     28,152
#   Daiki Ataka Engineering Co., Ltd.                              9,000     43,309
#   Daikin Industries, Ltd.                                        3,000    172,600
    Daiko Clearing Services Corp.                                  4,200     29,090
    Daikoku Denki Co., Ltd.                                        3,300     72,367
#   Daikokutenbussan Co., Ltd.                                       400     12,003
    Daikyo, Inc.                                                  88,000    273,359
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       21,000     87,352
*   Dainippon Screen Manufacturing Co., Ltd.                       6,000     34,485
    Dainippon Sumitomo Pharma Co., Ltd.                            9,900    133,215
#   Daio Paper Corp.                                              39,000    288,745
    Daisan Bank, Ltd. (The)                                       40,000     65,556
    Daiseki Co., Ltd.                                              5,400    106,055
    Daishi Bank, Ltd. (The)                                      129,000    450,363
    Daishinku Corp.                                               20,000     75,685
    Daiso Co., Ltd.                                               25,000     75,875
    Daisyo Corp.                                                   2,000     26,382
    Daito Bank, Ltd. (The)                                        39,000     40,990
    Daito Electron Co., Ltd.                                       1,200      5,019
    Daito Pharmaceutical Co., Ltd.                                 2,400     34,579
    Daito Trust Construction Co., Ltd.                             1,500    153,156
#   Daiwa House Industry Co., Ltd.                                19,000    380,642
    Daiwa Securities Group, Inc.                                 153,447  1,401,550
    Daiwabo Holdings Co., Ltd.                                    83,000    159,060
    DC Co., Ltd.                                                   3,400     24,898
    DCM Holdings Co., Ltd.                                        33,400    233,364
#   Dena Co., Ltd.                                                 4,300     93,698
    Denki Kagaku Kogyo KK                                        136,000    570,348
    Denki Kogyo Co., Ltd.                                         14,000     92,748
    Denso Corp.                                                    6,000    288,411
    Dentsu, Inc.                                                   3,000    113,347
    Denyo Co., Ltd.                                                5,100     62,827

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Descente, Ltd.                                               14,000 $102,448
#   DIC Corp.                                                    46,000  133,176
#   Disco Corp.                                                   1,700  107,429
    DMG Mori Seiki Co., Ltd.                                     28,400  460,705
    Don Quijote Co., Ltd.                                           600   39,940
    Doshisha Co., Ltd.                                           10,000  145,035
    Doutor Nichires Holdings Co., Ltd.                           12,000  217,955
#   Dowa Holdings Co., Ltd.                                      14,000  132,129
#   Dr Ci:Labo Co., Ltd.                                              4   13,239
    Dream Incubator, Inc.                                            21   37,363
    DTS Corp.                                                     6,800  116,426
    Dunlop Sports Co., Ltd.                                       4,200   52,277
    Duskin Co., Ltd.                                             20,200  410,584
    Dynic Corp.                                                   5,000    8,833
    Eagle Industry Co., Ltd.                                      6,000   96,420
    Earth Chemical Co., Ltd.                                        100    3,715
    Ebara Corp.                                                  90,000  483,869
    Ebara Jitsugyo Co., Ltd.                                      2,400   32,802
#   EDION Corp.                                                  32,500  162,692
    Ehime Bank, Ltd. (The)                                       47,000  113,062
    Eidai Co., Ltd.                                               8,000   43,537
    Eighteenth Bank, Ltd. (The)                                  55,000  126,693
    Eiken Chemical Co., Ltd.                                      4,400   81,670
    Eizo Corp.                                                    8,100  199,324
    Elecom Co., Ltd.                                              2,400   34,071
    Elematec Corp.                                                2,574   37,477
    Emori & Co., Ltd.                                             2,100   34,835
#   Endo Lighting Corp.                                           3,800   87,594
#   Enplas Corp.                                                    900   59,333
*   Enshu, Ltd.                                                  12,000   19,643
#   EPS Corp.                                                        30   31,173
    ESPEC Corp.                                                   5,400   42,050
    Excel Co., Ltd.                                               1,700   20,210
    Exedy Corp.                                                  12,700  377,194
    Ezaki Glico Co., Ltd.                                        19,000  211,086
    F-Tech, Inc.                                                  1,200   20,946
    Faith, Inc.                                                   1,760   18,522
    FALCO SD HOLDINGS Co., Ltd.                                     400    5,224
    FamilyMart Co., Ltd.                                          2,200   98,553
    Fancl Corp.                                                  14,600  173,626
    FCC Co., Ltd.                                                 9,600  219,311
#   Ferrotec Corp.                                               17,400   85,543
    FIDEA Holdings Co., Ltd.                                     57,800  114,023
    Fields Corp.                                                  5,100   90,365
*   First Baking Co., Ltd.                                        4,000    6,318
    First Juken Co., Ltd.                                           600    9,209
    Foster Electric Co., Ltd.                                     8,900  174,133
    FP Corp.                                                      1,200   92,724
    France Bed Holdings Co., Ltd.                                30,000   62,140
*   Fudo Tetra Corp.                                             38,700   75,050
    Fuji Co. Ltd/Ehime                                            3,700   66,584
    Fuji Corp., Ltd.                                              7,200   49,356

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Fuji Electric Co., Ltd.                                       59,000 $264,492
#   Fuji Electronics Co., Ltd.                                     4,900   67,142
    Fuji Furukawa Engineering & Construction Co., Ltd.             2,000    5,005
    Fuji Kiko Co., Ltd.                                           11,000   37,797
    Fuji Kosan Co., Ltd.                                             100      639
    Fuji Media Holdings, Inc.                                      7,300  145,528
    Fuji Oil Co. Ltd/Osaka                                        12,300  224,165
    Fuji Oil Co., Ltd.                                            16,900   60,653
    Fuji Pharma Co., Ltd.                                            700   12,445
    Fuji Seal International, Inc.                                  4,800  144,842
    Fuji Soft, Inc.                                                8,200  163,036
    Fujibo Holdings, Inc.                                         35,000   71,319
    Fujicco Co., Ltd.                                              5,000   62,099
    FUJIFILM Holdings Corp.                                       21,700  530,863
    Fujikura Kasei Co., Ltd.                                       7,100   38,719
    Fujikura, Ltd.                                               145,000  661,658
    Fujimi, Inc.                                                   8,800  118,232
    Fujimori Kogyo Co., Ltd.                                       4,800  142,875
    Fujitec Co., Ltd.                                             21,000  258,226
    Fujitsu Frontech, Ltd.                                         3,600   29,547
    Fujitsu General, Ltd.                                          7,000   84,814
*   Fujitsu, Ltd.                                                137,000  588,580
    Fujiya Co., Ltd.                                              16,000   31,602
    FuKoKu Co., Ltd.                                               1,100    9,388
    Fukuda Corp.                                                  10,000   41,473
    Fukui Bank, Ltd. (The)                                        66,000  143,942
    Fukuoka Financial Group, Inc.                                132,000  595,380
    Fukushima Bank, Ltd. (The)                                    93,000   82,535
    Fukushima Industries Corp.                                     3,300   44,365
#   Fukuyama Transporting Co., Ltd.                               57,000  364,332
    Funai Consulting, Inc.                                         3,700   29,557
    Furukawa Battery Co., Ltd.                                     2,000   11,291
    Furukawa Co., Ltd.                                           102,000  212,646
#   Furukawa Electric Co., Ltd.                                  297,000  688,380
    Furuno Electric Co., Ltd.                                     10,300   67,274
    Furusato Industries, Ltd.                                        600    6,215
    Furuya Metal Co., Ltd.                                           400   10,893
    Fuso Pharmaceutical Industries, Ltd.                          26,000   82,918
*   Futaba Industrial Co., Ltd.                                   28,500  106,186
    Fuyo General Lease Co., Ltd.                                   4,300  178,395
    G-Tekt Corp.                                                   4,100  121,193
#   Gakken Holdings Co., Ltd.                                     14,000   43,220
    Gecoss Corp.                                                   5,100   39,384
#   Geo Holdings Corp.                                            15,700  146,354
    GLOBERIDE, Inc.                                               43,000   73,292
    Glory, Ltd.                                                   22,200  550,491
    Godo Steel, Ltd.                                              57,000  104,789
    Goldcrest Co., Ltd.                                           15,790  422,443
    Goldwin, Inc.                                                  7,000   33,375
#   Gourmet Kineya Co., Ltd.                                       7,000   48,376
#   Gree, Inc.                                                    11,900  102,346
    GS Yuasa Corp.                                                30,000  180,190

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    GSI Creos Corp.                                               26,000 $ 38,720
    Gulliver International Co., Ltd.                               9,200   54,855
#   Gun-Ei Chemical Industry Co., Ltd.                            20,000   98,989
    Gunma Bank, Ltd. (The)                                       109,000  630,692
    Gunze, Ltd.                                                   53,000  141,549
#   Gurunavi, Inc.                                                 2,200   47,488
    H-One Co., Ltd.                                                3,100   31,622
    H2O Retailing Corp.                                           35,000  297,414
    Hachijuni Bank, Ltd. (The)                                   114,000  704,245
#   Hagihara Industries, Inc.                                        700    9,550
    Hakudo Co., Ltd.                                               1,500   12,254
    Hakuhodo DY Holdings, Inc.                                    32,300  249,814
    Hakuto Co., Ltd.                                               4,200   40,614
    Hamakyorex Co., Ltd.                                           2,600   71,937
    Hamamatsu Photonics KK                                         5,400  202,065
    Hankyu Hanshin Holdings, Inc.                                 66,000  370,184
    Hanwa Co., Ltd.                                               81,000  376,868
    Happinet Corp.                                                 2,800   21,092
    Hard Off Corp. Co., Ltd.                                       1,800   13,614
    Harima Chemicals Group, Inc.                                   2,100   10,408
    Haruyama Trading Co., Ltd.                                       300    2,060
*   Haseko Corp.                                                  18,500  137,124
#   Hazama Ando Corp.                                             52,350  193,428
    Heiwa Corp.                                                   12,100  202,872
    Heiwa Real Estate Co., Ltd.                                   25,400  460,061
    Heiwado Co., Ltd.                                             12,700  198,061
    HI-LEX Corp.                                                   4,700  101,284
    Hibiya Engineering, Ltd.                                       6,300   76,637
    Hiday Hidaka Corp.                                             2,280   48,763
    Higashi Nihon House Co., Ltd.                                  9,000   48,112
    Higashi-Nippon Bank, Ltd. (The)                               52,000  114,761
    Higo Bank, Ltd. (The)                                         67,000  381,401
    Hikari Tsushin, Inc.                                           1,600  118,553
    Himaraya Co., Ltd.                                               900   12,888
    Hino Motors, Ltd.                                              8,000  113,036
    Hioki EE Corp.                                                 3,100   44,262
#   Hiroshima Bank, Ltd. (The)                                   150,000  638,387
    Hisaka Works, Ltd.                                             7,000   62,808
    Hisamitsu Pharmaceutical Co., Inc.                             1,400   75,755
    Hitachi Capital Corp.                                         14,300  384,602
    Hitachi Chemical Co., Ltd.                                     9,600  147,281
    Hitachi Construction Machinery Co., Ltd.                      10,300  218,139
    Hitachi High-Technologies Corp.                                6,900  158,700
    Hitachi Koki Co., Ltd.                                        21,900  160,533
    Hitachi Kokusai Electric, Inc.                                 2,000   26,869
    Hitachi Medical Corp.                                          9,000  125,941
#   Hitachi Metals, Ltd.                                          16,110  216,931
#   Hitachi Transport System, Ltd.                                19,900  315,554
    Hitachi Zosen Corp.                                           24,800  197,193
    Hitachi, Ltd.                                                 49,000  342,760
    Hitachi, Ltd. ADR                                              4,900  341,628
    Hodogaya Chemical Co., Ltd.                                   23,000   47,417

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Hogy Medical Co., Ltd.                                         3,500 $203,649
*   Hokkaido Electric Power Co., Inc.                              7,700   99,192
#   Hokkaido Gas Co., Ltd.                                         1,000    2,704
    Hokkan Holdings, Ltd.                                          8,000   25,284
    Hokko Chemical Industry Co., Ltd.                              2,000    6,054
    Hokkoku Bank, Ltd. (The)                                     120,000  443,502
    Hokuetsu Bank, Ltd. (The)                                     79,000  163,843
#   Hokuetsu Kishu Paper Co., Ltd.                                47,500  221,318
    Hokuhoku Financial Group, Inc.                               328,000  676,320
    Hokuriku Electric Industry Co., Ltd.                          29,000   40,577
    Hokuriku Electric Power Co.                                    8,500  121,069
#   Hokuto Corp.                                                   9,000  172,655
    Honda Motor Co., Ltd.                                         16,923  675,784
    Honda Motor Co., Ltd. Sponsored ADR                           14,859  593,766
#   Honeys Co., Ltd.                                               8,070   88,491
    Horiba, Ltd.                                                  11,000  401,945
    Hoshizaki Electric Co., Ltd.                                   2,800  102,606
    Hosiden Corp.                                                 27,900  152,497
    Hosokawa Micron Corp.                                         17,000  120,960
    House Foods Group, Inc.                                       21,800  345,304
    Howa Machinery, Ltd.                                           7,500   68,548
    Hoya Corp.                                                    11,500  275,763
#   Hyakugo Bank, Ltd. (The)                                     102,000  414,760
    Hyakujushi Bank, Ltd. (The)                                  114,000  415,426
    I-Net Corp/Kanagawa                                            7,000   51,358
#   Ibiden Co., Ltd.                                              32,800  568,603
    IBJ Leasing Co., Ltd.                                          5,200  146,423
    Ichibanya Co., Ltd.                                              400   17,109
#   Ichigo Group Holdings Co., Ltd.                               12,000   49,773
*   Ichikoh Industries, Ltd.                                      11,000   21,091
    ICHINEN HOLDINGS Co., Ltd.                                     6,000   42,884
    Idec Corp.                                                     6,900   61,958
    Idemitsu Kosan Co., Ltd.                                       5,800  485,537
#   Ihara Chemical Industry Co., Ltd.                             10,000   75,178
    IHI Corp.                                                     47,000  199,012
    Iino Kaiun Kaisha, Ltd.                                       29,000  190,985
*   IJT Technology Holdings Co., Ltd.                              3,000   16,079
*   Ikegami Tsushinki Co., Ltd.                                   10,000   10,834
#   Imasen Electric Industrial                                     6,500   91,987
#   Imperial Hotel, Ltd.                                             400    9,798
    Inaba Denki Sangyo Co., Ltd.                                   9,800  295,006
    Inaba Seisakusho Co., Ltd.                                     1,600   20,789
    Inabata & Co., Ltd.                                           17,000  166,730
    Inageya Co., Ltd.                                              3,800   39,237
    Ines Corp.                                                    16,800  111,267
    Infocom Corp.                                                  3,000   26,450
    Information Services International-Dentsu, Ltd.                2,900   32,729
    Innotech Corp.                                                 4,400   20,293
    Inpex Corp.                                                   25,600  295,730
    Intage, Inc.                                                   1,000   13,202
    Internet Initiative Japan, Inc.                                2,000   56,131
#*  Inui Steamship Co., Ltd.                                      15,700   61,691

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
#   Inui Warehouse Co., Ltd.                                       1,600 $ 16,386
    Iriso Electronics Co., Ltd.                                    1,800   70,941
    Ise Chemical Corp.                                             3,000   25,929
    Iseki & Co., Ltd.                                             51,000  165,821
    Isetan Mitsukoshi Holdings, Ltd.                              33,700  510,730
*   Ishihara Sangyo Kaisha, Ltd.                                 145,000  134,488
    Ishii Iron Works Co., Ltd.                                     7,000   20,287
    Isuzu Motors, Ltd.                                            45,000  280,241
    IT Holdings Corp.                                             32,700  469,716
    Itfor, Inc.                                                    3,200   13,220
    Ito En, Ltd.                                                   1,400   31,465
    ITOCHU Corp.                                                  66,600  800,808
    Itochu Enex Co., Ltd.                                         20,800  113,344
#   Itochu Techno-Solutions Corp.                                  3,400  133,382
    Itochu-Shokuhin Co., Ltd.                                      1,600   52,959
    Itoham Foods, Inc.                                            69,000  290,857
    Itoki Corp.                                                   13,453   68,221
    Iwai Cosmo Holdings, Inc.                                      6,600   82,791
    Iwaki & Co., Ltd.                                              3,000    6,662
#*  Iwasaki Electric Co., Ltd.                                    40,000   84,811
    Iwatani Corp.                                                 50,000  230,277
    Iwatsu Electric Co., Ltd.                                     30,000   30,334
    Iyo Bank, Ltd. (The)                                          52,000  542,968
    Izumi Co., Ltd.                                                2,600   84,562
    Izumiya Co., Ltd.                                             20,000   94,438
*   Izutsuya Co., Ltd.                                            62,000   55,562
    J Front Retailing Co., Ltd.                                   79,000  614,730
    J-Oil Mills, Inc.                                             39,000  123,209
#*  Janome Sewing Machine Co., Ltd.                               66,000   55,125
#   Japan Airport Terminal Co., Ltd.                              11,400  276,416
    Japan Aviation Electronics Industry, Ltd.                     16,000  161,081
    Japan Digital Laboratory Co., Ltd.                             7,600   90,709
    Japan Exchange Group, Inc.                                     6,000  139,489
    Japan Pulp & Paper Co., Ltd.                                  21,000   67,831
*   Japan Radio Co., Ltd.                                         24,000   90,520
    Japan Steel Works, Ltd. (The)                                 12,000   67,038
    Japan Transcity Corp.                                         11,000   36,564
    Japan Vilene Co., Ltd.                                         6,000   34,621
    Japan Wool Textile Co., Ltd. (The)                            17,000  133,906
#   JBCC Holdings, Inc.                                            6,000   55,752
    JFE Holdings, Inc.                                            22,460  510,621
    JGC Corp.                                                      2,000   76,528
    Jimoto Holdings, Inc.                                         23,500   51,634
    JK Holdings Co., Ltd.                                          2,200   13,626
    JMS Co., Ltd.                                                  7,000   22,833
    Joshin Denki Co., Ltd.                                        10,000   81,426
    Jowa Holdings Co., Ltd.                                        3,700  110,773
    Joyo Bank, Ltd. (The)                                        104,000  540,191
#   JSP Corp.                                                      5,600   89,079
    JSR Corp.                                                      6,600  125,717
    JTEKT Corp.                                                   22,400  287,577
#*  Juki Corp.                                                    17,000   32,102

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Juroku Bank, Ltd. (The)                                      111,000 $434,595
*   Justsystems Corp.                                              7,800   75,162
    JVC Kenwood Corp.                                             57,470  112,567
    JX Holdings, Inc.                                            101,670  502,724
    K's Holdings Corp.                                            13,080  384,066
#   Kadokawa Corp.                                                 6,000  218,904
    Kaga Electronics Co., Ltd.                                     7,500   75,461
#   Kagome Co., Ltd.                                              11,200  194,350
    Kagoshima Bank, Ltd. (The)                                    59,000  397,148
    Kajima Corp.                                                  50,843  215,793
    Kakaku.com, Inc.                                               4,000   77,365
    Kaken Pharmaceutical Co., Ltd.                                 8,000  124,933
    Kameda Seika Co., Ltd.                                         1,400   41,323
    Kamei Corp.                                                    8,000   59,570
    Kamigumi Co., Ltd.                                            71,000  617,584
    Kanagawa Chuo Kotsu Co., Ltd.                                  7,000   36,161
    Kanamoto Co., Ltd.                                             8,000  216,091
    Kandenko Co., Ltd.                                            44,000  278,026
    Kaneka Corp.                                                  79,000  501,297
    Kanematsu Corp.                                              157,000  212,965
    Kanematsu Electronics, Ltd.                                    3,000   39,074
#   Kansai Paint Co., Ltd.                                        14,000  188,116
    Kansai Super Market Ltd.                                       1,900   17,363
    Kansai Urban Banking Corp.                                   103,000  122,757
#*  Kanto Denka Kogyo Co., Ltd.                                   21,000   44,873
    Kanto Natural Gas Development, Ltd.                           12,000   84,605
    Kasai Kogyo Co., Ltd.                                          8,000   48,537
    Kasumi Co., Ltd.                                              13,600   83,910
    Katakura Industries Co., Ltd.                                  9,800  116,267
    Kato Sangyo Co., Ltd.                                          9,200  188,857
    Kato Works Co., Ltd.                                          19,000  130,269
    KAWADA TECHNOLOGIES, Inc.                                      1,000   29,753
#   Kawai Musical Instruments Manufacturing Co., Ltd.             36,000   67,910
#   Kawasaki Heavy Industries, Ltd.                               48,000  187,561
    Kawasaki Kisen Kaisha, Ltd.                                  248,000  568,522
    Kawasumi Laboratories, Inc.                                    5,000   32,508
    KDDI Corp.                                                     4,600  249,120
    Keihan Electric Railway Co., Ltd.                             43,000  176,888
    Keihanshin Building Co., Ltd.                                 23,500  129,866
    Keihin Co. Ltd/Minato-Ku Tokyo Japan                          17,000   32,292
#   Keihin Corp.                                                  18,000  294,087
    Keiyo Bank, Ltd. (The)                                        90,000  458,346
#   Keiyo Co., Ltd.                                               10,800   50,787
    Kenko Mayonnaise Co., Ltd.                                       900    8,170
    Kewpie Corp.                                                   8,500  127,891
    KEY Coffee, Inc.                                               7,600  120,363
#   Kikkoman Corp.                                                10,000  182,256
    Kimoto Co., Ltd.                                               9,900  112,253
    Kimura Chemical Plants Co., Ltd.                                 800    4,452
    Kinden Corp.                                                  23,000  252,604
    Kinki Sharyo Co., Ltd.                                         7,000   21,398
    Kintetsu World Express, Inc.                                   4,500  171,754

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Kinugawa Rubber Industrial Co., Ltd.                          23,000 $126,945
    Kirin Holdings Co., Ltd.                                      16,680  243,786
    Kisoji Co., Ltd.                                               2,500   46,137
    Kita-Nippon Bank, Ltd. (The)                                   2,200   54,149
    Kitagawa Iron Works Co., Ltd.                                 47,000   98,692
    Kitano Construction Corp.                                     17,000   40,186
    Kito Corp.                                                     1,200   18,922
    Kitz Corp.                                                    37,300  160,726
*   Kiyo Bank Ltd (The)                                           19,500  259,194
#*  KLab, Inc.                                                     5,400   43,430
    Koa Corp.                                                     12,800  120,342
    Koatsu Gas Kogyo Co., Ltd.                                     8,000   44,477
    Kobayashi Pharmaceutical Co., Ltd.                             1,700   95,185
*   Kobe Steel, Ltd.                                             378,000  667,688
#   Kohnan Shoji Co., Ltd.                                        11,500  120,969
    Kohsoku Corp.                                                    200    1,911
    Koito Manufacturing Co., Ltd.                                  7,000  127,426
#*  Kojima Co., Ltd.                                               9,400   26,114
    Kokuyo Co., Ltd.                                              34,200  261,723
#   KOMAIHALTEC, Inc.                                             12,000   39,836
    Komatsu Seiren Co., Ltd.                                       5,000   26,583
    Komatsu, Ltd.                                                 11,000  241,344
    Komeri Co., Ltd.                                              13,300  324,798
    Konaka Co., Ltd.                                               8,700   77,630
    Konami Corp.                                                  10,900  263,425
    Konami Corp. ADR                                                 200    4,838
    Kondotec, Inc.                                                 3,100   23,654
    Konica Minolta, Inc.                                          77,500  641,773
    Konishi Co., Ltd.                                              7,000  141,080
#   Kose Corp.                                                     8,900  260,101
    Kosei Securities Co., Ltd.                                    10,000   26,768
    Krosaki Harima Corp.                                          35,000   86,742
    KRS Corp.                                                      1,700   18,617
    KU Holdings Co., Ltd.                                            400    5,317
#*  Kumagai Gumi Co., Ltd.                                        81,000  249,277
    Kumiai Chemical Industry Co., Ltd.                            18,000  133,615
    Kura Corp.                                                     3,600   58,360
    Kurabo Industries, Ltd.                                       68,000  118,602
    Kuraray Co., Ltd.                                             11,200  131,503
    Kureha Corp.                                                  44,000  169,686
    Kurimoto, Ltd.                                                43,000  122,552
#   Kurita Water Industries, Ltd.                                  9,100  198,598
    Kuroda Electric Co., Ltd.                                     13,300  186,303
    KYB Co., Ltd.                                                 60,000  347,420
    Kyocera Corp.                                                  3,000  155,792
    Kyocera Corp. Sponsored ADR                                    2,504  132,587
    Kyodo Printing Co., Ltd.                                      24,000   66,828
    Kyodo Shiryo Co., Ltd.                                        18,000   20,540
#   Kyoei Steel, Ltd.                                              8,900  184,177
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              12,500  156,298
#   Kyokuto Securities Co., Ltd.                                   5,200   91,027
    Kyokuyo Co., Ltd.                                             31,000   84,543

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    KYORIN Holdings, Inc.                                        14,700 $313,377
    Kyoritsu Maintenance Co., Ltd.                                3,200  123,165
    Kyosan Electric Manufacturing Co., Ltd.                      20,000   66,413
    Kyoto Kimono Yuzen Co., Ltd.                                  1,000   10,509
    Kyowa Exeo Corp.                                             26,500  314,675
    Kyowa Hakko Kirin Co., Ltd.                                  37,000  408,664
    Kyudenko Corp.                                               15,000   90,239
    LAC Co., Ltd.                                                 3,300   20,430
    Land Business Co., Ltd.                                       1,900    8,447
#   Lasertec Corp.                                                6,000   61,986
    Lawson, Inc.                                                  1,400  112,271
    LEC, Inc.                                                     1,400   17,835
#   Life Corp.                                                    3,600   59,890
    Lintec Corp.                                                 19,500  404,442
    Lion Corp.                                                   19,000  114,030
#   LIXIL Group Corp.                                            10,300  241,768
    Look, Inc.                                                   15,000   45,357
    M3, Inc.                                                         16   43,817
    Macnica, Inc.                                                 4,700  127,431
    Macromill, Inc.                                               4,000   25,164
    Maeda Corp.                                                  50,000  359,741
    Maeda Road Construction Co., Ltd.                            20,000  355,619
    Maezawa Kyuso Industries Co., Ltd.                            2,100   27,416
    Makino Milling Machine Co., Ltd.                             44,000  288,107
    Makita Corp.                                                    900   45,512
    Makita Corp. Sponsored ADR                                    1,988  101,189
    Mamiya-Op Co., Ltd.                                          27,000   49,846
    Mandom Corp.                                                  3,600  123,591
#   Mars Engineering Corp.                                        5,000   95,602
    Marubeni Corp.                                               71,000  555,891
    Marubun Corp.                                                 2,700   12,443
    Marudai Food Co., Ltd.                                       39,000  122,654
#*  Maruei Department Store Co., Ltd.                            18,000   41,123
    Maruetsu, Inc. (The)                                          9,000   29,857
    Marufuji Sheet Piling Co., Ltd.                               3,000    8,038
    Maruha Nichiro Holdings, Inc.                                92,000  176,432
    Marui Group Co., Ltd.                                        67,800  649,027
    Maruka Machinery Co., Ltd.                                    1,900   28,384
    Marusan Securities Co., Ltd.                                 38,600  318,143
    Maruwa Co. Ltd/Aichi                                          3,500  127,055
    Maruwn Corp.                                                  1,100    2,746
    Maruyama Manufacturing Co., Inc.                             28,000   77,206
*   Maruzen CHI Holdings Co., Ltd.                                  700    2,033
    Maruzen Showa Unyu Co., Ltd.                                 15,000   55,088
    Marvelous AQL, Inc.                                           4,500   27,787
    Matsuda Sangyo Co., Ltd.                                      6,100   85,433
    Matsui Construction Co., Ltd.                                 7,000   29,782
#   Matsui Securities Co., Ltd.                                   4,400   47,112
    Matsumotokiyoshi Holdings Co., Ltd.                          10,300  347,546
    Matsuya Foods Co., Ltd.                                       2,100   33,418
    Max Co., Ltd.                                                11,000  123,634
    Maxvalu Tokai Co., Ltd.                                       1,500   21,323

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
*   Mazda Motor Corp.                                            244,000 $1,098,367
    MEC Co., Ltd.                                                  6,600     28,030
    Medical & Biological Laboratories Co., Ltd.                    1,000      5,482
    Medipal Holdings Corp.                                        42,100    567,672
    Megachips Corp.                                                4,900     80,287
#   Megmilk Snow Brand Co., Ltd.                                  17,300    245,678
#   Meidensha Corp.                                               51,000    190,741
    MEIJI Holdings Co., Ltd.                                       5,750    321,434
#*  Meiko Electronics Co., Ltd.                                    2,400     18,255
#   Meiko Network Japan Co., Ltd.                                    800      9,235
    Meisei Industrial Co., Ltd.                                   13,000     55,826
    Meitec Corp.                                                   1,800     47,982
    Meito Sangyo Co., Ltd.                                         1,100     11,580
#   Meiwa Corp.                                                    9,600     31,719
*   Meiwa Estate Co., Ltd.                                         2,000      8,551
#   Melco Holdings, Inc.                                           7,300     99,988
    Message Co., Ltd.                                              3,600    101,617
    Michinoku Bank, Ltd. (The)                                    39,000     81,066
    Mie Bank, Ltd. (The)                                          26,000     52,959
    Milbon Co., Ltd.                                                 710     29,551
    Mimasu Semiconductor Industry Co., Ltd.                        4,000     35,054
    Minato Bank, Ltd. (The)                                       75,000    130,788
    Minebea Co., Ltd.                                             97,000    536,988
    Ministop Co., Ltd.                                             7,800    121,739
    Miraca Holdings, Inc.                                          2,500    112,645
#   Miraial Co., Ltd.                                              2,600     42,174
    Mirait Holdings Corp.                                         26,510    235,204
    Miroku Jyoho Service Co., Ltd.                                 1,500      5,961
    Misawa Homes Co., Ltd.                                         4,500     80,672
#   MISUMI Group, Inc.                                             3,200     93,678
    Mitani Corp.                                                   3,400     73,438
    Mito Securities Co., Ltd.                                     26,000    124,853
    Mitsuba Corp.                                                  9,000    134,319
    Mitsubishi Chemical Holdings Corp.                           205,500    961,996
    Mitsubishi Corp.                                              62,000  1,254,325
    Mitsubishi Electric Corp.                                     21,000    230,831
    Mitsubishi Gas Chemical Co., Inc.                             72,789    594,876
    Mitsubishi Heavy Industries, Ltd.                             49,000    311,408
*   Mitsubishi Kakoki Kaisha, Ltd.                                23,000     46,022
    Mitsubishi Logistics Corp.                                    20,000    277,939
    Mitsubishi Materials Corp.                                   124,800    488,269
#*  Mitsubishi Motors Corp.                                          600      6,742
    Mitsubishi Nichiyu Forklift Co., Ltd.                          7,000     34,734
*   Mitsubishi Paper Mills, Ltd.                                 102,000     92,493
    Mitsubishi Pencil Co., Ltd.                                    4,125    107,651
    Mitsubishi Research Institute, Inc.                            1,200     26,059
    Mitsubishi Shokuhin Co., Ltd.                                  5,700    159,640
    Mitsubishi Steel Manufacturing Co., Ltd.                      57,000    161,790
    Mitsubishi Tanabe Pharma Corp.                                34,800    490,809
    Mitsubishi UFJ Financial Group, Inc.                         543,100  3,458,604
#   Mitsubishi UFJ Financial Group, Inc. ADR                      16,850    107,840
    Mitsuboshi Belting Co., Ltd.                                  22,000    113,410

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Mitsui & Co., Ltd.                                              67,500 $  964,300
    Mitsui & Co., Ltd. Sponsored ADR                                   471    134,706
#   Mitsui Chemicals, Inc.                                         174,000    462,545
    Mitsui Engineering & Shipbuilding Co., Ltd.                    313,000    614,412
    Mitsui High-Tec, Inc.                                            8,600     60,934
    Mitsui Home Co., Ltd.                                            6,000     30,229
    Mitsui Knowledge Industry Co., Ltd.                              7,800     12,229
    Mitsui Matsushima Co., Ltd.                                     57,000     88,588
    Mitsui Mining & Smelting Co., Ltd.                             248,000    632,201
    Mitsui OSK Lines, Ltd.                                         166,000    702,650
    Mitsui Sugar Co., Ltd.                                          36,000    129,184
    Mitsui-Soko Co., Ltd.                                           21,000    105,500
*   Mitsumi Electric Co., Ltd.                                      31,400    211,743
    Mitsuuroko Holdings Co., Ltd.                                   11,300     54,418
    Miura Co., Ltd.                                                  7,900    207,219
*   Miyaji Engineering Group, Inc.                                  23,000     51,010
    Miyazaki Bank, Ltd. (The)                                       60,000    174,139
    Miyoshi Oil & Fat Co., Ltd.                                     20,000     32,237
    Mizuho Financial Group, Inc.                                 1,011,060  2,122,278
#   Mizuno Corp.                                                    42,000    237,173
    Mochida Pharmaceutical Co., Ltd.                                 2,200    139,246
    Modec, Inc.                                                      3,000     90,961
#   Money Partners Group Co., Ltd.                                   4,900     13,808
    Monogatari Corp. (The)                                           1,000     41,822
    Morinaga & Co., Ltd.                                            66,000    140,443
#   Morinaga Milk Industry Co., Ltd.                                76,000    236,972
    Morita Holdings Corp.                                           11,000     96,761
    Mory Industries, Inc.                                            7,000     29,477
    MOS Food Services, Inc.                                          2,900     56,227
    Moshi Moshi Hotline, Inc.                                       10,900    137,009
    Mr Max Corp.                                                     8,900     30,371
    MS&AD Insurance Group Holdings                                  23,282    602,011
#   MTI, Ltd.                                                        2,700     33,953
    Murakami Corp.                                                   2,000     28,598
    Murata Manufacturing Co., Ltd.                                   2,100    168,567
#   Musashi Seimitsu Industry Co., Ltd.                              5,400    127,425
    Musashino Bank, Ltd. (The)                                      13,000    456,117
#   Mutoh Holdings Co., Ltd.                                        15,000     64,901
    Nabtesco Corp.                                                   3,600     87,867
    Nachi-Fujikoshi Corp.                                           43,000    211,114
    Nagaileben Co., Ltd.                                             1,800     29,704
    Nagano Bank, Ltd. (The)                                         20,000     36,036
    Nagase & Co., Ltd.                                              25,900    322,628
    Nagatanien Co., Ltd.                                             3,000     27,239
#   Nagoya Railroad Co., Ltd.                                       39,000    113,228
    Nakabayashi Co., Ltd.                                            9,000     19,635
    Nakamuraya Co., Ltd.                                            10,083     41,585
*   Nakayama Steel Works, Ltd.                                      31,000     35,530
    Nakayamafuku Co., Ltd.                                             600      4,671
    Namco Bandai Holdings, Inc.                                      8,000    150,803
    Namura Shipbuilding Co., Ltd.                                   10,200    147,699
    Nankai Electric Railway Co., Ltd.                               23,000     85,918

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Nanto Bank, Ltd. (The)                                        69,000 $273,200
    Natori Co., Ltd.                                                 700    6,881
    NDS Co., Ltd.                                                 10,000   28,818
    NEC Capital Solutions, Ltd.                                    1,400   34,698
    NEC Corp.                                                    368,000  826,596
    NEC Fielding, Ltd.                                             7,900   89,225
    NEC Networks & System Integration Corp.                        6,900  173,737
#   NET One Systems Co., Ltd.                                     25,000  174,397
    Neturen Co., Ltd.                                             12,700  112,017
#*  New Japan Chemical Co., Ltd.                                   6,900   21,357
    Nexon Co., Ltd.                                                2,700   31,556
#   NGK Insulators, Ltd.                                           7,000  117,740
    NGK Spark Plug Co., Ltd.                                       8,000  182,705
    NHK Spring Co., Ltd.                                          12,700  132,941
    Nice Holdings, Inc.                                           15,000   38,998
    Nichi-iko Pharmaceutical Co., Ltd.                             5,300  132,133
    Nichia Steel Works, Ltd.                                      10,000   36,577
#   Nichias Corp.                                                 29,000  196,199
    Nichiban Co., Ltd.                                             9,000   35,181
    Nichicon Corp.                                                23,000  240,876
    Nichiden Corp.                                                 1,600   37,716
    Nichiha Corp.                                                  8,900  127,719
    Nichii Gakkan Co.                                             18,500  185,420
    Nichimo Co., Ltd.                                             13,000   26,492
    Nichirei Corp.                                                78,000  402,611
    Nichireki Co., Ltd.                                            7,000   72,456
    Nidec Copal Electronics Corp.                                  6,700   41,411
#   Nidec Corp.                                                    1,897  184,867
    Nifco, Inc.                                                    8,400  223,849
    NIFTY Corp.                                                    1,700   22,161
#   Nihon Chouzai Co., Ltd.                                          720   20,392
    Nihon Dempa Kogyo Co., Ltd.                                   10,300   95,888
    Nihon Eslead Corp.                                             1,600   17,706
    Nihon Kohden Corp.                                             2,100   86,492
    Nihon Nohyaku Co., Ltd.                                       12,000  143,834
    Nihon Parkerizing Co., Ltd.                                   10,000  195,351
    Nihon Yamamura Glass Co., Ltd.                                28,000   51,589
#   Nikkiso Co., Ltd.                                             12,000  148,457
    Nikko Co., Ltd.                                                9,000   52,318
    Nikon Corp.                                                   15,300  282,840
    Nintendo Co., Ltd.                                               400   44,981
    Nippo Corp.                                                   17,000  318,936
    Nippon Beet Sugar Manufacturing Co., Ltd.                     46,000   86,652
    Nippon Carbide Industries Co., Inc.                           12,000   39,225
#   Nippon Carbon Co., Ltd.                                       50,000   97,444
*   Nippon Chemi-Con Corp.                                        36,000  162,692
#*  Nippon Chemical Industrial Co., Ltd.                          45,000   75,774
    Nippon Chemiphar Co., Ltd.                                     5,000   23,447
    Nippon Chutetsukan KK                                         12,000   30,003
    Nippon Coke & Engineering Co., Ltd.                           81,500  103,274
#   Nippon Concrete Industries Co., Ltd.                          19,000  106,438
    Nippon Denko Co., Ltd.                                        41,000  119,404

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Nippon Densetsu Kogyo Co., Ltd.                               14,000 $174,999
#   Nippon Electric Glass Co., Ltd.                              112,000  576,099
    Nippon Express Co., Ltd.                                     122,000  612,629
    Nippon Filcon Co., Ltd.                                        1,800    8,055
    Nippon Fine Chemical Co., Ltd.                                 4,800   31,414
    Nippon Flour Mills Co., Ltd.                                  47,000  226,724
    Nippon Formula Feed Manufacturing Co., Ltd.                   18,000   22,544
    Nippon Gas Co., Ltd.                                           5,900   65,974
    Nippon Hume Corp.                                             10,000   90,446
    Nippon Jogesuido Sekkei Co., Ltd.                              1,400   17,659
    Nippon Kanzai Co., Ltd.                                          500    9,092
#   Nippon Kasei Chemical Co., Ltd.                                8,000   11,662
    Nippon Kayaku Co., Ltd.                                       17,000  238,339
*   Nippon Kinzoku Co., Ltd.                                      16,000   22,200
    Nippon Kodoshi Corp.                                           1,500   17,826
    Nippon Koei Co., Ltd.                                         29,000  136,426
    Nippon Konpo Unyu Soko Co., Ltd.                              21,000  366,068
#*  Nippon Koshuha Steel Co., Ltd.                                18,000   19,800
    Nippon Light Metal Holdings Co., Ltd.                        216,700  310,265
    Nippon Meat Packers, Inc.                                     21,000  307,467
    Nippon Paint Co., Ltd.                                        11,000  185,016
#   Nippon Paper Industries Co., Ltd.                             39,824  634,555
    Nippon Pillar Packing Co., Ltd.                                6,000   41,161
    Nippon Piston Ring Co., Ltd.                                  51,000   94,108
    Nippon Road Co., Ltd. (The)                                   22,000  137,017
#   Nippon Seiki Co., Ltd.                                        16,000  260,863
    Nippon Seisen Co., Ltd.                                        6,000   27,419
#   Nippon Sharyo, Ltd.                                           20,000  105,444
#*  Nippon Sheet Glass Co., Ltd.                                 329,000  426,700
    Nippon Shinyaku Co., Ltd.                                     15,000  258,564
#   Nippon Shokubai Co., Ltd.                                     38,000  466,165
    Nippon Signal Co., Ltd.                                       23,000  174,916
    Nippon Soda Co., Ltd.                                         59,000  361,458
    Nippon Steel & Sumikin Bussan                                 59,000  179,421
    Nippon Steel & Sumikin Texeng                                 14,000   57,072
    Nippon Steel & Sumitomo Metal Corp.                          199,562  658,665
#*  Nippon Suisan Kaisha, Ltd.                                   100,600  205,194
    Nippon Synthetic Chemical Industry Co., Ltd. (The)            15,000  144,619
    Nippon Television Holdings, Inc.                               4,700   86,098
    Nippon Thompson Co., Ltd.                                     30,000  163,279
    Nippon Valqua Industries, Ltd.                                21,000   58,837
#*  Nippon Yakin Kogyo Co., Ltd.                                  68,500  226,962
#   Nippon Yusen KK                                              246,217  752,315
#   Nipro Corp.                                                   36,100  330,818
    Nishi-Nippon City Bank, Ltd. (The)                           212,000  572,773
    Nishi-Nippon Railroad Co., Ltd.                               14,000   53,633
    Nishikawa Rubber Co., Ltd.                                     1,400   25,201
    Nishimatsu Construction Co., Ltd.                             76,000  268,310
    Nishimatsuya Chain Co., Ltd.                                  17,900  132,718
    Nishio Rent All Co., Ltd.                                      5,600  151,562
    Nissan Chemical Industries, Ltd.                               7,200  113,191
    Nissan Motor Co., Ltd.                                        47,900  480,976

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nissan Shatai Co., Ltd.                                       16,000 $  275,857
    Nissan Tokyo Sales Holdings Co., Ltd.                          5,000     14,838
    Nissei Corp.                                                   1,900     17,416
    Nissei Plastic Industrial Co., Ltd.                            2,700     17,616
    Nissen Holdings Co., Ltd.                                      7,300     23,569
    Nisshin Fudosan Co.                                            4,700     37,493
#   Nisshin Oillio Group, Ltd. (The)                              45,000    151,206
#   Nisshin Seifun Group, Inc.                                    64,850    703,066
    Nisshin Steel Holdings Co., Ltd.                              29,440    392,551
    Nisshinbo Holdings, Inc.                                      60,000    529,936
    Nissin Corp.                                                  19,000     55,728
#   Nissin Electric Co., Ltd.                                     21,000    133,586
    Nissin Foods Holdings Co., Ltd.                                2,200     94,169
#   Nissin Kogyo Co., Ltd.                                        10,900    203,892
    Nissin Sugar Co., Ltd.                                           700     14,714
    Nissui Pharmaceutical Co., Ltd.                                3,400     37,567
    Nitori Holdings Co., Ltd.                                        850     79,735
    Nitta Corp.                                                    7,800    164,288
    Nittan Valve Co., Ltd.                                         4,200     13,561
    Nittetsu Mining Co., Ltd.                                     28,000    160,669
    Nitto Boseki Co., Ltd.                                        54,000    251,075
#   Nitto Denko Corp.                                              5,000    262,205
    Nitto Kogyo Corp.                                              7,600    120,160
    Nitto Kohki Co., Ltd.                                          4,200     79,361
    Nitto Seiko Co., Ltd.                                          7,000     25,907
    Nittoc Construction Co., Ltd.                                 12,200     53,276
#   Nittoku Engineering Co., Ltd.                                  4,300     38,202
#   NKSJ Holdings, Inc.                                           51,250  1,326,615
    Noevir Holdings Co., Ltd.                                      3,900     63,360
    NOF Corp.                                                     45,000    312,903
    Nohmi Bosai, Ltd.                                              8,000     80,796
    NOK Corp.                                                     26,600    411,191
    Nomura Co., Ltd.                                               9,000     81,590
    Nomura Holdings, Inc.                                         88,300    652,275
    Nomura Holdings, Inc. ADR                                      7,820     57,555
    Nomura Real Estate Holdings, Inc.                              9,600    242,894
    Nomura Research Institute, Ltd.                                1,100     36,918
    Noritake Co., Ltd/Nagoya                                      41,000    111,484
    Noritz Corp.                                                  12,000    278,149
    North Pacific Bank, Ltd.                                     109,200    476,802
    NS Solutions Corp.                                             4,900    111,725
#*  NS United Kaiun Kaisha, Ltd.                                  57,000    172,874
    NSD Co., Ltd.                                                 12,400    151,659
    NSK, Ltd.                                                     18,000    192,282
*   NTN Corp.                                                    127,000    610,470
    NTT Data Corp.                                                 4,700    156,250
    NTT DOCOMO, Inc.                                              28,672    454,882
    NTT DOCOMO, Inc. Sponsored ADR                                 3,100     49,197
    Nuflare Technology, Inc.                                         400     53,552
    Obara Group, Inc.                                              3,300     83,477
    Obayashi Corp.                                                99,000    634,304
    Obayashi Road Corp.                                            8,000     46,956

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    OBIC Business Consultants, Ltd.                                1,400 $ 48,346
    Obic Co., Ltd.                                                 4,000  125,611
    Odelic Co., Ltd.                                               1,100   34,634
    Oenon Holdings, Inc.                                          18,000   46,807
    Ogaki Kyoritsu Bank, Ltd. (The)                              137,000  385,903
*   Ohara, Inc.                                                    1,500    9,331
    Ohashi Technica, Inc.                                          2,200   19,109
#   Ohsho Food Service Corp.                                       2,300   75,318
    OIE Sangyo Co., Ltd.                                           1,187    9,980
#   Oiles Corp.                                                    7,280  162,656
    Oita Bank, Ltd. (The)                                         65,000  238,436
    Oji Holdings Corp.                                           121,000  552,973
    Okabe Co., Ltd.                                               14,500  194,136
    Okamoto Industries, Inc.                                      26,000   82,908
    Okamura Corp.                                                 27,000  195,132
    Okinawa Cellular Telephone Co.                                 1,900   46,741
    Okinawa Electric Power Co., Inc. (The)                         2,100   72,972
#   OKK Corp.                                                     41,000   59,843
    OKUMA Corp.                                                   41,000  346,340
    Okumura Corp.                                                 62,000  294,386
    Okura Industrial Co., Ltd.                                    15,000   53,141
    Okuwa Co., Ltd.                                                5,000   45,230
    Olympic Group Corp.                                            2,300   17,053
*   Olympus Corp.                                                  3,400  108,771
    Omron Corp.                                                    5,500  209,887
    ONO Sokki Co., Ltd.                                            8,000   35,491
    Onoken Co., Ltd.                                               4,800   57,727
    Onward Holdings Co., Ltd.                                     54,000  446,946
    OPT, Inc.                                                      5,500   47,749
    Optex Co., Ltd.                                                4,600   75,626
    Oracle Corp. Japan                                             1,000   39,484
    Organo Corp.                                                  14,000   67,867
#   Origin Electric Co., Ltd.                                      7,000   23,546
    Osaka Organic Chemical Industry, Ltd.                          2,300   10,530
    Osaka Steel Co., Ltd.                                          3,900   74,630
#   OSAKA Titanium Technologies Co.                                2,600   56,743
#   Osaki Electric Co., Ltd.                                      14,000   92,297
    OSG Corp.                                                      6,400  103,530
    Otsuka Corp.                                                     500   64,852
    Otsuka Kagu, Ltd.                                              2,300   25,943
    OUG Holdings, Inc.                                            15,000   27,644
    Oyo Corp.                                                      7,400  122,243
    Pacific Industrial Co., Ltd.                                  18,500  132,452
#   Pacific Metals Co., Ltd.                                      62,000  227,199
    Pack Corp. (The)                                               4,300   82,437
    Pal Co., Ltd.                                                  2,400   67,067
    Paltac Corp.                                                  13,350  179,638
    PanaHome Corp.                                                34,000  230,007
    Panasonic Corp.                                               19,899  203,952
    Panasonic Corp. Sponsored ADR                                 27,580  287,384
    Panasonic Industrial Devices SUNX Co., Ltd.                    9,300   42,732
    Parco Co., Ltd.                                                8,606   88,478

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Paris Miki Holdings, Inc.                                      7,500 $   35,046
#   Park24 Co., Ltd.                                               4,100     80,051
    Pasona Group, Inc.                                                47     36,827
    Penta-Ocean Construction Co., Ltd.                           120,500    364,325
#   Pigeon Corp.                                                   2,800    144,461
    Pilot Corp.                                                    2,400     91,148
    Piolax, Inc.                                                   2,900     99,976
#*  Pioneer Corp.                                                130,200    239,673
    Plenus Co., Ltd.                                               6,000    136,102
    Pola Orbis Holdings, Inc.                                      2,700     91,481
    Press Kogyo Co., Ltd.                                         44,000    193,011
    Pressance Corp.                                                2,500     80,052
    Prestige International, Inc.                                     400      3,755
    Prima Meat Packers, Ltd.                                      57,000    120,850
    Pronexus, Inc.                                                 6,000     38,975
    Proto Corp.                                                    3,200     46,813
    PS Mitsubishi Construction Co., Ltd.                          12,500     66,395
    Qol Co., Ltd.                                                  6,300     40,157
    Raito Kogyo Co., Ltd.                                         22,900    190,125
#*  Rasa Industries, Ltd.                                          9,000     19,791
    Relo Holdings, Inc.                                            1,800     83,454
    Rengo Co., Ltd.                                               91,000    486,709
*   Renown, Inc.                                                  44,300     60,029
    Resona Holdings, Inc.                                         81,600    424,461
    Resorttrust, Inc.                                              4,600    175,227
    Rhythm Watch Co., Ltd.                                        25,000     36,954
    Riberesute Corp.                                                  17     11,434
    Ricoh Co., Ltd.                                              105,000  1,108,884
    Ricoh Leasing Co., Ltd.                                        9,200    263,434
    Right On Co., Ltd.                                             3,000     25,758
    Riken Corp.                                                   40,000    175,057
    Riken Keiki Co., Ltd.                                          6,300     48,266
    Riken Technos Corp.                                           16,000     71,743
    Riken Vitamin Co., Ltd.                                        2,400     59,858
#   Rinnai Corp.                                                     700     54,180
#   Rion Co., Ltd.                                                 3,200     48,482
    Riso Kagaku Corp.                                              6,300    140,341
#   Riso Kyoiku Co., Ltd.                                          5,400     36,463
    Rock Field Co., Ltd.                                           3,000     57,557
    Rohm Co., Ltd.                                                14,400    591,086
    Rohto Pharmaceutical Co., Ltd.                                17,000    246,709
    Rokko Butter Co., Ltd.                                         1,400     11,831
    Round One Corp.                                               29,100    154,391
#   Royal Holdings Co., Ltd.                                       5,500     88,234
    Ryobi, Ltd.                                                   56,000    247,495
    Ryoden Trading Co., Ltd.                                      10,000     68,389
    Ryohin Keikaku Co., Ltd.                                       1,800    179,560
    Ryosan Co., Ltd.                                              13,700    265,263
    S Foods, Inc.                                                  4,000     40,181
#   S&B Foods, Inc.                                                  200      7,437
    Sagami Chain Co., Ltd.                                         3,000     26,896
    Saibu Gas Co., Ltd.                                           16,000     39,779

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
#   Saizeriya Co., Ltd.                                            9,600 $118,664
#   Sakai Chemical Industry Co., Ltd.                             43,000  142,433
    Sakai Heavy Industries, Ltd.                                  18,000   74,258
    Sakai Ovex Co., Ltd.                                          45,000   68,299
    Sakata INX Corp.                                              16,000  151,859
    Sakata Seed Corp.                                             15,000  204,740
    Sala Corp.                                                     6,500   35,160
    San-A Co., Ltd.                                                5,400  153,900
    San-Ai Oil Co., Ltd.                                          25,000  107,971
    San-In Godo Bank, Ltd. (The)                                  66,000  479,135
    Sanden Corp.                                                  27,000  109,244
    Sanei Architecture Planning Co., Ltd.                          5,400   45,345
    Sangetsu Co., Ltd.                                             8,800  233,563
#*  Sanix, Inc.                                                    7,200   77,923
    Sanken Electric Co., Ltd.                                     42,000  231,779
    Sanki Engineering Co., Ltd.                                   23,000  143,605
#   Sanko Marketing Foods Co., Ltd.                                   33   32,263
    Sanko Metal Industrial Co., Ltd.                               4,000   11,206
    Sankyo Co., Ltd.                                               8,100  385,227
    Sankyo Seiko Co., Ltd.                                         7,100   24,157
    Sankyo Tateyama, Inc.                                          7,100  150,042
    Sankyu, Inc.                                                 106,000  379,421
    Sanoh Industrial Co., Ltd.                                     8,500   61,105
    Sanshin Electronics Co., Ltd.                                 14,000   91,396
    Santen Pharmaceutical Co., Ltd.                                1,700   86,302
    Sanwa Holdings Corp.                                          62,000  397,347
    Sanyo Chemical Industries, Ltd.                               27,000  185,818
    Sanyo Denki Co., Ltd.                                         16,000  104,573
    Sanyo Housing Nagoya Co., Ltd.                                 1,900   22,076
    Sanyo Shokai, Ltd.                                            51,372  141,760
    Sanyo Special Steel Co., Ltd.                                 46,000  248,060
    Sapporo Holdings, Ltd.                                        91,000  404,650
*   Sasebo Heavy Industries Co., Ltd.                             53,000   55,204
#   Sata Construction Co., Ltd.                                   17,000   27,386
#   Sato Holdings Corp.                                            7,900  160,263
    Sato Shoji Corp.                                               4,500   27,548
    Satori Electric Co., Ltd.                                      2,800   16,917
    Sawada Holdings Co., Ltd.                                      8,100   76,066
#   Sawai Pharmaceutical Co., Ltd.                                   600   43,862
    Saxa Holdings, Inc.                                           10,000   16,141
    SBI Holdings, Inc.                                            57,550  696,461
    SBS Holdings, Inc.                                             1,700   25,096
    Scroll Corp.                                                   5,100   14,486
    SCSK Corp.                                                     1,655   41,954
#   Secom Co., Ltd.                                                2,000  120,485
    Secom Joshinetsu Co., Ltd.                                       200    4,947
    Sega Sammy Holdings, Inc.                                      4,700  120,487
    Seibu Electric Industry Co., Ltd.                              2,000    8,885
    Seika Corp.                                                   18,000   43,859
    Seikagaku Corp.                                                4,700   60,977
#*  Seikitokyu Kogyo Co., Ltd.                                    12,000   17,284
    Seiko Epson Corp.                                             41,650  679,877

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Seiko Holdings Corp.                                          12,000 $   54,014
    Seiko PMC Corp.                                                3,300     16,177
    Seino Holdings Co., Ltd.                                      46,000    454,307
    Seiren Co., Ltd.                                              19,200    122,525
    Sekisui Chemical Co., Ltd.                                    19,000    220,751
    Sekisui House, Ltd.                                           82,440  1,183,331
    Sekisui Jushi Corp.                                           10,000    145,594
    Sekisui Plastics Co., Ltd.                                    16,000     45,239
#   Senko Co., Ltd.                                               35,000    188,762
#   Senshu Electric Co., Ltd.                                      1,400     17,114
    Senshu Ikeda Holdings, Inc.                                   76,840    378,503
    Senshukai Co., Ltd.                                           10,700     92,635
#   Seven & I Holdings Co., Ltd.                                   8,100    299,770
#*  Sharp Corp.                                                  179,000    529,500
    Shibaura Electronics Co., Ltd.                                   700      8,872
*   Shibaura Mechatronics Corp.                                   20,000     49,882
    Shibusawa Warehouse Co., Ltd. (The)                           15,000     64,016
    Shibuya Kogyo Co., Ltd.                                        4,400     83,304
    Shidax Corp.                                                   2,000     10,095
    Shiga Bank, Ltd. (The)                                        74,000    404,436
    Shikibo, Ltd.                                                 50,000     66,846
    Shikoku Bank, Ltd. (The)                                      65,000    150,546
    Shikoku Chemicals Corp.                                       14,000    101,924
#*  Shikoku Electric Power Co., Inc.                               3,800     67,827
    Shima Seiki Manufacturing, Ltd.                               11,500    235,933
    Shimachu Co., Ltd.                                            19,300    468,680
    Shimadzu Corp.                                                27,000    264,394
    Shimamura Co., Ltd.                                              200     22,484
    SHIMANE BANK, Ltd. (The)                                       1,300     17,090
    Shimano, Inc.                                                    400     35,010
    Shimizu Bank, Ltd. (The)                                       1,700     47,810
    Shimizu Corp.                                                167,000    856,447
    Shimojima Co., Ltd.                                            1,600     15,562
    Shin Nippon Air Technologies Co., Ltd.                         2,500     15,697
    Shin-Etsu Chemical Co., Ltd.                                   4,600    260,093
    Shin-Etsu Polymer Co., Ltd.                                   13,100     46,078
    Shin-Keisei Electric Railway Co., Ltd.                         5,000     19,241
    Shinagawa Refractories Co., Ltd.                              20,000     43,649
    Shindengen Electric Manufacturing Co., Ltd.                   26,000    167,301
    Shinko Electric Industries Co., Ltd.                          30,600    272,794
    Shinko Plantech Co., Ltd.                                     17,200    138,869
    Shinko Shoji Co., Ltd.                                         6,100     52,206
#   Shinmaywa Industries, Ltd.                                    36,000    282,058
    Shinnihon Corp.                                                9,500     33,088
    Shinsei Bank, Ltd.                                           255,000    597,033
    Shinsho Corp.                                                  8,000     16,581
    Shionogi & Co., Ltd.                                           6,700    148,261
    Ship Healthcare Holdings, Inc.                                 4,200    172,344
    Shiroki Corp.                                                 19,000     42,618
    Shiseido Co., Ltd.                                             6,400    109,485
#   Shizuoka Bank, Ltd. (The)                                     88,000    990,122
    Shizuoka Gas Co., Ltd.                                        18,900    125,165

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Shobunsha Publications, Inc.                                   4,800 $   30,108
#   Shoei Foods Corp.                                                500      3,965
    Shofu, Inc.                                                    1,200     10,850
    Shoko Co., Ltd.                                               19,000     30,587
#   Showa Aircraft Industry Co., Ltd.                              7,000     81,075
    Showa Corp.                                                   14,200    197,086
#   Showa Denko KK                                               449,000    608,819
    Showa Sangyo Co., Ltd.                                        18,000     55,642
#   Showa Shell Sekiyu KK                                         35,000    376,281
    Siix Corp.                                                     6,800     82,984
    Sinanen Co., Ltd.                                             23,000     89,710
    Sinfonia Technology Co., Ltd.                                 38,000     67,376
    Sinko Industries, Ltd.                                         2,900     23,890
    Sintokogio, Ltd.                                              18,400    138,456
    SKY Perfect JSAT Holdings, Inc.                               56,600    326,831
    SMC Corp.                                                        100     23,282
    SMK Corp.                                                     19,000     91,407
    SNT Corp.                                                      6,100     23,334
    Sodick Co., Ltd.                                              20,600     96,293
    Soft99 Corp.                                                   4,000     28,268
    Softbank Corp.                                                   948     70,796
    Sogo Medical Co., Ltd.                                         2,300     87,449
    Sohgo Security Services Co., Ltd.                             16,900    341,634
#   Sojitz Corp.                                                 304,100    590,499
#   Sony Corp.                                                    27,300    476,240
    Sony Corp. Sponsored ADR                                      17,008    293,388
    Sony Financial Holdings, Inc.                                  5,300     98,965
#   Sotetsu Holdings, Inc.                                        22,000     81,832
    Sotoh Co., Ltd.                                                1,500     13,813
    Space Co., Ltd.                                                5,800     54,024
    SPK Corp.                                                      1,082     19,446
    Square Enix Holdings Co., Ltd.                                19,300    311,052
    SRA Holdings                                                   1,900     21,250
    ST Corp.                                                       2,200     22,366
    St Marc Holdings Co., Ltd.                                     2,900    149,268
    Stanley Electric Co., Ltd.                                     5,100    118,631
    Star Micronics Co., Ltd.                                      14,200    152,803
    Start Today Co., Ltd.                                            900     25,092
    Starts Corp., Inc.                                             7,500     74,925
    Starzen Co., Ltd.                                             18,000     49,804
    Stella Chemifa Corp.                                           5,100     94,250
#   Studio Alice Co., Ltd.                                         4,700     60,749
    Sugi Holdings Co., Ltd.                                        1,600     66,919
    Sumco Corp.                                                   13,300    120,854
    Sumida Corp.                                                   4,600     21,940
    Suminoe Textile Co., Ltd.                                     13,000     38,481
    Sumitomo Bakelite Co., Ltd.                                   83,000    299,286
#   Sumitomo Chemical Co., Ltd.                                  142,000    520,058
    Sumitomo Corp.                                                51,100    664,980
    Sumitomo Densetsu Co., Ltd.                                    7,100    104,865
    Sumitomo Electric Industries, Ltd.                           114,200  1,711,211
    Sumitomo Forestry Co., Ltd.                                   37,100    431,619

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Sumitomo Heavy Industries, Ltd.                              156,000 $  690,446
    Sumitomo Metal Mining Co., Ltd.                               80,000  1,108,047
#*  Sumitomo Mitsui Construction Co., Ltd.                        27,400     35,794
    Sumitomo Mitsui Financial Group, Inc.                         55,941  2,703,957
    Sumitomo Mitsui Trust Holdings, Inc.                         151,000    745,802
    Sumitomo Osaka Cement Co., Ltd.                              171,000    689,947
    Sumitomo Precision Products Co., Ltd.                         10,000     43,255
    Sumitomo Real Estate Sales Co., Ltd.                           1,880     61,551
    Sumitomo Rubber Industries, Ltd.                               3,600     50,117
    Sumitomo Seika Chemicals Co., Ltd.                            22,000    140,773
    Sumitomo Warehouse Co., Ltd. (The)                            57,000    334,297
    Sun-Wa Technos Corp.                                           1,000      9,314
    Suncall Corp.                                                  5,000     28,777
    Sundrug Co., Ltd.                                              1,000     49,849
    Suruga Bank, Ltd.                                             13,000    206,223
#   Suzuken Co. Ltd/Aichi Japan                                   22,400    808,858
    Suzuki Motor Corp.                                             6,900    173,503
#*  SWCC Showa Holdings Co., Ltd.                                134,000    152,882
#   Sysmex Corp.                                                   1,100     72,867
    Systena Corp.                                                  3,400     24,814
    T Hasegawa Co., Ltd.                                           6,600     93,422
    T RAD Co., Ltd.                                               36,000    114,135
    T&D Holdings, Inc.                                            88,700  1,064,908
    T&K Toka Co., Ltd.                                             2,300     48,931
    Tachi-S Co., Ltd.                                              9,700    154,818
    Tachibana Eletech Co., Ltd.                                    1,800     20,624
*   Tact Home Co., Ltd.                                               34     82,294
    Tadano, Ltd.                                                  19,000    261,274
    Taihei Dengyo Kaisha, Ltd.                                     8,000     56,333
#   Taiheiyo Cement Corp.                                         48,000    203,578
    Taiheiyo Kouhatsu, Inc.                                       17,000     18,913
    Taiho Kogyo Co., Ltd.                                          7,600     95,640
    Taikisha, Ltd.                                                 8,400    195,257
    Taiko Bank, Ltd. (The)                                         5,000     11,128
    Taisei Corp.                                                  79,000    405,292
    Taiyo Holdings Co., Ltd.                                       1,900     57,383
#   Taiyo Nippon Sanso Corp.                                      23,000    157,719
#   Taiyo Yuden Co., Ltd.                                         30,800    394,792
    Takagi Securities Co., Ltd.                                   39,000    150,195
    Takamatsu Construction Group Co., Ltd.                         4,800     89,864
    Takaoka Toko Holdings Co., Ltd.                                3,664     74,416
    Takara Holdings, Inc.                                         22,000    201,747
    Takara Leben Co., Ltd.                                        13,200     52,094
    Takara Standard Co., Ltd.                                     34,000    273,557
    Takasago International Corp.                                  28,000    155,669
    Takasago Thermal Engineering Co., Ltd.                        24,800    207,258
#   Takashima & Co., Ltd.                                         26,000     73,391
    Takashimaya Co., Ltd.                                         74,000    706,038
    Takata Corp.                                                  11,400    287,529
#   Take And Give Needs Co., Ltd.                                  1,570     32,165
    Takeda Pharmaceutical Co., Ltd.                                8,800    419,360
    Takeei Corp.                                                   4,200     66,085

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
#   Takeuchi Manufacturing Co., Ltd.                               4,800 $101,247
    Takihyo Co., Ltd.                                              8,000   32,968
    Takiron Co., Ltd.                                             12,000   51,063
    Takisawa Machine Tool Co., Ltd.                               23,000   34,290
    Takuma Co., Ltd.                                              13,000  110,806
    Tamron Co., Ltd.                                               6,700  142,959
    Tamura Corp.                                                  20,000   52,603
#   Tanseisha Co., Ltd.                                            7,000   47,321
    Tatsuta Electric Wire and Cable Co., Ltd.                     13,000   91,789
    Tayca Corp.                                                    6,000   18,216
    Tbk Co., Ltd.                                                  9,000   49,930
    TDK Corp.                                                     19,700  837,252
#*  Teac Corp.                                                    23,000   14,790
    Teijin, Ltd.                                                 250,000  561,369
    Teikoku Electric Manufacturing Co., Ltd.                       2,600   61,205
    Teikoku Sen-I Co., Ltd.                                        6,000   55,142
    Teikoku Tsushin Kogyo Co., Ltd.                               13,000   23,316
#*  Tekken Corp.                                                  76,000  248,520
    Terumo Corp.                                                   3,400  164,664
#   THK Co., Ltd.                                                  7,400  161,530
    TKC Corp.                                                      5,800   96,304
    Toa Corp.(6894434)                                             5,000   42,377
*   Toa Corp.(6894508)                                            74,000  179,830
#   Toa Oil Co., Ltd.                                             24,000   45,006
    TOA ROAD Corp.                                                13,000   70,953
    Toabo Corp.                                                   38,000   31,013
    Toagosei Co., Ltd.                                            88,000  399,054
#*  Tobishima Corp.                                               19,900   37,779
    Tobu Store Co., Ltd.                                           1,000    2,627
    TOC Co., Ltd.                                                 19,300  156,792
    Tocalo Co., Ltd.                                               8,100  132,617
    Tochigi Bank, Ltd. (The)                                      40,000  152,959
    Toda Corp.                                                    86,000  314,401
#   Toda Kogyo Corp.                                               9,000   27,443
    Toei Animation Co., Ltd.                                         900   23,621
    Toei Co., Ltd.                                                31,000  186,448
    Toenec Corp.                                                  13,000   81,087
    Toho Bank, Ltd. (The)                                         66,000  207,195
    Toho Co. Ltd/Kobe                                             12,000   43,347
    Toho Co., Ltd.                                                 2,800   59,998
    Toho Gas Co., Ltd.                                            20,000  104,289
#   Toho Holdings Co., Ltd.                                       19,900  385,272
#   Toho Titanium Co., Ltd.                                       13,400  106,495
    Toho Zinc Co., Ltd.                                           62,000  186,855
    Tohoku Bank, Ltd. (The)                                       23,000   34,252
    Tohokushinsha Film Corp.                                         700    6,854
    Tohto Suisan Co., Ltd.                                        16,000   34,924
    Tokai Carbon Co., Ltd.                                        81,000  278,477
    Tokai Corp/Gifu                                                2,000   53,161
    TOKAI Holdings Corp.                                          24,100   85,354
    Tokai Lease Co., Ltd.                                          5,000    9,121
    Tokai Rika Co., Ltd.                                          15,900  337,162

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Tokai Rubber Industries, Ltd.                                 19,000 $174,905
    Tokai Tokyo Financial Holdings, Inc.                          50,881  426,785
    Token Corp.                                                    2,020  107,299
    Tokio Marine Holdings, Inc.                                   29,816  977,501
    Tokushu Tokai Paper Co., Ltd.                                 25,000   51,417
    Tokuyama Corp.                                               140,000  541,521
    Tokyo Broadcasting System Holdings, Inc.                      10,700  140,986
    Tokyo Dome Corp.                                              28,000  192,559
    Tokyo Electron Device, Ltd.                                    1,300   20,247
    Tokyo Electron, Ltd.                                           6,300  345,698
    Tokyo Energy & Systems, Inc.                                   5,000   26,606
#   Tokyo Keiki, Inc.                                             33,000  102,293
*   Tokyo Kikai Seisakusho, Ltd.                                  20,000   24,349
    Tokyo Rakutenchi Co., Ltd.                                     7,000   35,079
#*  Tokyo Rope Manufacturing Co., Ltd.                            50,000   87,276
    Tokyo Seimitsu Co., Ltd.                                      11,300  215,764
*   Tokyo Steel Manufacturing Co., Ltd.                           44,000  236,431
    Tokyo Tatemono Co., Ltd.                                      83,000  779,204
    Tokyo Tekko Co., Ltd.                                         13,000   55,881
    Tokyo Theatres Co., Inc.                                      43,000   71,998
    Tokyo Tomin Bank, Ltd. (The)                                  11,600  124,301
#*  Tokyu Construction Co., Ltd.                                  46,530  273,416
    Tokyu Corp.                                                    1,000    6,810
*   Tokyu Fudosan Holdings Corp.                                  61,282  602,038
    Tokyu Recreation Co., Ltd.                                     3,853   22,527
    Toli Corp.                                                     9,000   18,928
    Tomato Bank, Ltd.                                             22,000   38,751
    Tomen Electronics Corp.                                        2,900   32,907
    Tomoe Corp.                                                   12,000   61,376
#   Tomoe Engineering Co., Ltd.                                    2,200   35,033
    Tomoku Co., Ltd.                                              22,000   70,228
    TOMONY Holdings, Inc.                                         65,200  246,294
    Tomy Co., Ltd.                                                32,400  166,974
    Tonami Holdings Co., Ltd.                                     11,000   24,004
    Toppan Forms Co., Ltd.                                        22,500  209,848
    Toppan Printing Co., Ltd.                                     86,000  679,259
    Topre Corp.                                                   14,200  199,240
    Topy Industries, Ltd.                                         72,000  157,817
#   Toray Industries, Inc.                                        52,000  324,934
#   Toridoll.corp                                                  3,900   36,720
    Torigoe Co., Ltd. (The)                                        2,300   15,567
#   Torishima Pump Manufacturing Co., Ltd.                         7,800   69,441
#   Tosei Corp.                                                   17,500  140,471
    Toshiba Corp.                                                 49,000  208,263
    Toshiba Machine Co., Ltd.                                     49,000  253,424
    Toshiba Plant Systems & Services Corp.                         8,000  141,155
    Toshiba TEC Corp.                                             41,000  252,528
#   Tosho Printing Co., Ltd.                                      11,000   29,477
    Tosoh Corp.                                                  144,000  551,040
    Totetsu Kogyo Co., Ltd.                                        6,270  141,214
    TOTO, Ltd.                                                    10,000  141,422
    Tottori Bank, Ltd. (The)                                       8,000   15,397

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
*   Touei Housing Corp.                                            3,800 $   98,584
    Towa Bank, Ltd. (The)                                         98,000     89,629
    Towa Corp.                                                     7,700     44,293
    Towa Pharmaceutical Co., Ltd.                                  2,700    135,097
#   Toyo Construction Co., Ltd.                                   29,900    105,646
    Toyo Corp.                                                    10,200    113,787
#   Toyo Denki Seizo--Toyo Electric Manufacturing Co., Ltd.       18,000     58,769
    Toyo Engineering Corp.                                        36,000    153,395
    Toyo Ink SC Holdings Co., Ltd.                                82,000    418,030
    Toyo Kanetsu KK                                               55,000    161,748
    Toyo Kohan Co., Ltd.                                          21,000     95,530
    Toyo Machinery & Metal Co., Ltd.                               7,900     31,265
#   Toyo Securities Co., Ltd.                                     64,000    219,219
    Toyo Seikan Group Holdings, Ltd.                              28,300    588,157
    Toyo Sugar Refining Co., Ltd.                                  8,000      8,396
    Toyo Suisan Kaisha, Ltd.                                       2,000     63,606
#   Toyo Tanso Co., Ltd.                                           5,500    104,236
    Toyo Tire & Rubber Co., Ltd.                                  55,000    321,360
#   Toyo Wharf & Warehouse Co., Ltd.                              18,000     48,775
    Toyobo Co., Ltd.                                             370,000    711,007
    Toyoda Gosei Co., Ltd.                                        10,500    262,548
    Toyota Boshoku Corp.                                           4,000     53,576
    Toyota Motor Corp.                                             6,780    439,603
    Toyota Motor Corp. Sponsored ADR                              11,600  1,501,272
    Toyota Tsusho Corp.                                           13,300    369,434
    TPR Co., Ltd.                                                  8,900    169,160
    Trancom Co., Ltd.                                                200      6,258
    Transcosmos, Inc.                                              3,900     67,483
    Trend Micro, Inc.                                                500     18,597
    Trusco Nakayama Corp.                                          7,200    153,291
    TS Tech Co., Ltd.                                              7,500    280,990
    TSI Holdings Co., Ltd.                                        38,205    270,045
    Tsubakimoto Chain Co.                                         41,000    271,621
    Tsubakimoto Kogyo Co., Ltd.                                    2,000      5,397
#*  Tsudakoma Corp.                                               40,000     65,623
#   Tsugami Corp.                                                 28,000    140,736
#   Tsukamoto Corp. Co., Ltd.                                      3,000      4,853
    Tsukishima Kikai Co., Ltd.                                     8,000     84,246
    Tsukuba Bank, Ltd. (The)                                      34,600    120,995
#   Tsukui Corp.                                                   4,200     46,551
    Tsumura & Co.                                                  4,000    125,720
    Tsuruha Holdings, Inc.                                         1,300    118,025
    Tsurumi Manufacturing Co., Ltd.                                4,000     40,979
    Tv Tokyo Holdings Corp.                                          700     12,058
#   U-Shin, Ltd.                                                   8,600     63,973
#   UACJ Corp.                                                    61,067    200,845
#   Ube Industries, Ltd.                                         308,200    637,941
    Uchida Yoko Co., Ltd.                                         31,000     90,955
    Ueki Corp.                                                     3,000      6,680
    UKC Holdings Corp.                                             4,500     89,702
*   Ulvac, Inc.                                                   21,300    217,816
    Union Tool Co.                                                 4,700    108,038

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Unipres Corp.                                                 16,400 $330,922
#   United Arrows, Ltd.                                            2,400  103,406
#   Universal Entertainment Corp.                                  5,300  105,547
#   UNY Group Holdings Co., Ltd.                                  88,800  560,355
*   Usen Corp.                                                    28,780   71,578
    Ushio, Inc.                                                   37,200  469,869
    USS Co., Ltd.                                                  4,000   58,578
    Valor Co., Ltd.                                               14,500  209,283
#   Village Vanguard Co., Ltd.                                        18   27,895
    Vital KSK Holdings, Inc.                                       9,400   65,932
    VT Holdings Co., Ltd.                                          3,900   52,490
    Wacoal Holdings Corp.                                         47,000  504,687
*   Wakachiku Construction Co., Ltd.                              34,000   46,177
    Wakita & Co., Ltd.                                            16,000  208,350
    Warabeya Nichiyo Co., Ltd.                                     5,100   95,157
    Watabe Wedding Corp.                                           1,400   10,490
#   WATAMI Co., Ltd.                                               4,000   61,483
#   Weathernews, Inc.                                              1,700   36,770
    Welcia Holdings Co., Ltd.                                      1,000   60,489
    West Holdings Corp.                                            3,000   51,666
    Wood One Co., Ltd.                                             6,000   16,984
    Wowow, Inc.                                                    2,200   84,522
    Xebio Co., Ltd.                                               10,200  220,563
    Y A C Co., Ltd.                                                3,200   20,305
    Yachiyo Bank, Ltd. (The)                                       4,400  120,028
    Yahagi Construction Co., Ltd.                                  7,600   53,230
    Yaizu Suisankagaku Industry Co., Ltd.                            100      885
    Yakult Honsha Co., Ltd.                                        1,700   86,349
    YAMABIKO Corp.                                                 2,600   79,515
#   Yamada Denki Co., Ltd.                                       276,400  775,298
    Yamagata Bank, Ltd. (The)                                     48,000  199,870
    Yamaguchi Financial Group, Inc.                               61,000  574,841
    Yamaha Corp.                                                  26,500  395,657
#   Yamaha Motor Co., Ltd.                                        11,700  179,226
    Yamanashi Chuo Bank, Ltd. (The)                               61,000  257,545
    Yamatane Corp.                                                52,000   97,731
    Yamato Holdings Co., Ltd.                                      9,500  204,306
#   Yamato International, Inc.                                     1,500    6,677
#   Yamato Kogyo Co., Ltd.                                        11,100  411,412
    Yamaya Corp.                                                   2,000   28,810
    Yamazaki Baking Co., Ltd.                                     33,000  335,973
    Yamazen Corp.                                                 14,100   89,415
    Yaoko Co., Ltd.                                                1,900   70,778
#   Yaskawa Electric Corp.                                         7,000   90,655
    Yasuda Warehouse Co., Ltd. (The)                               8,900  111,143
    Yellow Hat, Ltd.                                               6,700  122,028
    Yodogawa Steel Works, Ltd.                                    41,000  185,471
    Yokogawa Bridge Holdings Corp.                                13,000  185,127
#   Yokogawa Electric Corp.                                        9,200  120,233
#   Yokohama Reito Co., Ltd.                                      17,300  136,925
    Yokohama Rubber Co., Ltd. (The)                               27,000  264,103
    Yokowo Co., Ltd.                                               5,100   28,941

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- ------------
JAPAN -- (Continued)
    Yomeishu Seizo Co., Ltd.                                       2,000 $     16,564
    Yondenko Corp.                                                 8,000       28,255
    Yondoshi Holdings, Inc.                                        8,800      118,614
    Yonex Co., Ltd.                                                3,600       19,962
    Yorozu Corp.                                                   7,900      155,875
    Yuasa Trading Co., Ltd.                                       43,000       86,823
    Yuken Kogyo Co., Ltd.                                          7,000       15,455
    Yurtec Corp.                                                  14,000       45,472
    Yusen Logistics Co., Ltd.                                      9,200      103,871
    Yushin Precision Equipment Co., Ltd.                           1,000       20,276
    Yushiro Chemical Industry Co., Ltd.                            3,800       34,568
#   Zappallas, Inc.                                                5,000       37,158
#   Zenrin Co., Ltd.                                              11,600      122,116
#   Zensho Holdings Co., Ltd.                                      2,100       23,966
    Zeon Corp.                                                    10,000      119,171
#   ZERIA Pharmaceutical Co., Ltd.                                 2,200       52,156
    Zojirushi Corp.                                                4,000       16,063
                                                                         ------------
TOTAL JAPAN                                                               243,371,326
                                                                         ------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                                        26,677      796,490
#   Accell Group                                                   5,759      117,580
    Aegon NV(007924103)                                            7,785       61,969
    Aegon NV(5927375)                                            279,663    2,225,243
*   AFC Ajax NV                                                       70          738
    Akzo Nobel NV                                                 23,385    1,697,619
*   AMG Advanced Metallurgical Group NV                           10,989      122,672
    Amsterdam Commodities NV                                       3,378       75,262
#   APERAM                                                        19,727      337,027
    Arcadis NV                                                    11,489      360,298
#   ArcelorMittal(B295F26)                                       113,273    1,785,183
    ArcelorMittal(B03XPL1)                                         8,183      128,887
    ASM International NV                                          20,247      665,044
#   ASML Holding NV                                                8,314      786,806
*   Ballast Nedam                                                    398        6,144
    BE Semiconductor Industries NV                                16,216      176,210
    Beter Bed Holding NV                                           1,203       27,141
    BinckBank NV                                                  25,225      242,686
#   Brunel International NV                                        2,992      175,630
    Corbion NV                                                    33,887      785,083
    Delta Lloyd NV                                                83,526    1,770,887
    Exact Holding NV                                               2,291       60,541
    Fugro NV                                                       9,428      589,442
    Gemalto NV                                                     3,307      371,176
*   Grontmij                                                      22,160      112,547
    Heijmans NV                                                    6,308       83,674
#   Heineken NV                                                    2,366      163,034
    Hunter Douglas NV                                                297       12,823
*   ING Groep NV                                                  94,104    1,195,846
#*  ING Groep NV Sponsored ADR                                    72,426      921,259
*   Kardan NV                                                     13,033        6,583
    KAS Bank NV                                                    5,442       73,468

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
NETHERLANDS -- (Continued)
    Kendrion NV                                                    1,665 $    52,216
    Koninklijke Ahold NV                                          40,719     773,927
#   Koninklijke BAM Groep NV                                     112,188     596,670
    Koninklijke Boskalis Westminster NV                            4,741     227,864
#   Koninklijke DSM NV                                            23,672   1,789,427
*   Koninklijke KPN NV                                            23,454      74,674
#   Koninklijke Philips NV(500472303)                             43,549   1,542,070
    Koninklijke Philips NV(5986622)                               37,175   1,313,791
    Koninklijke Ten Cate NV                                       10,165     308,629
    Koninklijke Vopak NV                                           3,612     222,150
    Koninklijke Wessanen NV                                       24,174      90,433
    Macintosh Retail Group NV                                      5,853      64,309
    Nutreco NV                                                    13,153     642,992
*   Ordina NV                                                     12,745      22,244
*   PostNL NV                                                     97,636     510,178
    Randstad Holding NV                                            9,871     607,941
#   Reed Elsevier NV                                              12,404     249,377
    Reed Elsevier NV Sponsored ADR                                 1,500      60,375
#*  Royal Imtech NV                                                9,135      26,881
*   SBM Offshore NV                                               34,132     714,399
    Sligro Food Group NV                                           4,752     177,977
#*  SNS REAAL NV                                                  28,066          --
    Telegraaf Media Groep NV                                       7,861     102,545
    TKH Group NV                                                  11,346     362,466
    TNT Express NV                                               134,975   1,244,401
#*  TomTom NV                                                     74,157     572,588
    Unit4 NV                                                       6,660     313,335
    USG People NV                                                 25,423     336,070
    Wolters Kluwer NV                                             21,470     581,640
    Ziggo NV                                                      10,214     437,866
                                                                         -----------
TOTAL NETHERLANDS                                                         29,954,427
                                                                         -----------
NEW ZEALAND -- (0.4%)
*   A2 Corp., Ltd.                                                20,758      11,693
#   Air New Zealand, Ltd.                                        136,799     181,988
    Auckland International Airport, Ltd.                         207,955     588,686
#*  Bathurst Resources New Zealand, Ltd.                         123,841      22,806
    Chorus, Ltd.                                                  79,615     174,248
    Chorus, Ltd. ADR                                                 462       5,022
    Contact Energy, Ltd.                                         101,802     441,456
    Ebos Group, Ltd.                                              14,282     114,408
    Fisher & Paykel Healthcare Corp., Ltd.                        68,792     209,216
    Fletcher Building, Ltd.(6341606)                              37,414     308,761
    Fletcher Building, Ltd.(6341617)                              11,960      98,196
    Freightways, Ltd.                                             23,860      86,128
    Hallenstein Glasson Holdings, Ltd.                               634       2,580
    Heartland New Zealand, Ltd.                                  106,802      74,005
    Infratil, Ltd.                                                52,521     108,450
    Kathmandu Holdings, Ltd.                                         812       2,606
    Mainfreight, Ltd.                                             12,043     115,383
    New Zealand Oil & Gas, Ltd.                                   31,977      22,188
    New Zealand Refining Co., Ltd. (The)                          14,184      26,367

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
NEW ZEALAND -- (Continued)
#   Nuplex Industries, Ltd.                                       43,646 $  126,164
    NZX, Ltd.                                                     27,599     28,749
    PGG Wrightson, Ltd.                                           41,016     13,898
*   Pike River Coal, Ltd.                                         12,312         --
    Port of Tauranga, Ltd.                                        13,291    151,422
    Restaurant Brands New Zealand, Ltd.                           16,668     40,999
#   Ryman Healthcare, Ltd.                                        45,413    283,091
    Skellerup Holdings, Ltd.                                      21,549     30,238
    Sky Network Television, Ltd.                                  66,512    340,630
#   SKYCITY Entertainment Group, Ltd.                             98,768    317,201
    Telecom Corp. of New Zealand, Ltd.                           117,398    227,805
    Tower, Ltd.                                                   27,672     42,305
    Trade Me, Ltd.                                                32,537    120,901
    TrustPower, Ltd.                                               8,621     49,135
    Vector, Ltd.                                                  19,449     41,916
    Warehouse Group, Ltd. (The)                                   17,775     54,033
*   Xero, Ltd.                                                     5,224    120,766
                                                                         ----------
TOTAL NEW ZEALAND                                                         4,583,440
                                                                         ----------
NORWAY -- (1.0%)
#   ABG Sundal Collier Holding ASA                                78,760     61,497
*   Agasti Holding ASA                                            21,755      6,258
    Aker ASA Class A                                               4,406    138,807
    Aker Solutions ASA                                             4,011     55,414
*   Algeta ASA                                                     3,564    141,232
*   American Shipping ASA                                          1,923     10,904
*   Archer, Ltd.                                                  87,498     79,533
    Atea ASA                                                      18,580    205,883
    Austevoll Seafood ASA                                         37,069    230,152
    Bakkafrost P/F                                                 2,490     34,985
    Bonheur ASA                                                    2,527     57,764
    BW Offshore, Ltd.                                            143,355    196,193
*   BWG Homes ASA                                                 14,417     26,790
#   Cermaq ASA                                                    16,789    297,537
*   Deep Sea Supply PLC                                           40,789     77,031
#*  Det Norske Oljeselskap ASA                                     9,315    132,552
    DNB ASA                                                       44,349    786,153
*   DNO International ASA                                         82,820    234,045
*   DOF ASA                                                       11,186     52,454
#   Ekornes ASA                                                    3,570     58,071
#*  Electromagnetic GeoServices A.S.                              24,789     28,616
    Eltek ASA                                                     78,226     92,070
    Evry ASA                                                      20,232     32,913
    Farstad Shipping ASA                                           4,288     97,365
    Fred Olsen Energy ASA                                          2,543    106,866
#*  Frontline, Ltd.                                               10,435     22,175
    Ganger Rolf ASA                                                3,945     88,545
    Gjensidige Forsikring ASA                                      7,127    133,027
    Golar LNG, Ltd.                                                3,400    126,242
    Golden Ocean Group Ltd.                                      119,371    179,881
*   Grieg Seafood ASA                                              7,041     22,012
*   Hoegh LNG Holdings Ltd                                         1,442     11,098

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
NORWAY -- (Continued)
*   Hurtigruten ASA                                                 42,015 $    16,046
*   Kongsberg Automotive Holding ASA                               217,847     168,045
#   Kongsberg Gruppen A.S.                                           2,267      47,247
#   Kvaerner ASA                                                    47,257      76,986
    Leroey Seafood Group ASA                                         5,360     165,633
    Marine Harvest ASA                                             412,814     483,977
#*  Nordic Semiconductor ASA                                        16,465      69,775
#   Norsk Hydro ASA                                                150,073     669,741
#*  Norske Skogindustrier ASA                                      103,385      56,455
    Northern Offshore, Ltd.                                         31,223      48,627
#*  Norwegian Air Shuttle A.S.                                       5,170     212,247
*   Norwegian Energy Co. A.S.                                       67,563       3,402
*   Odfjell SE Class A                                               5,645      40,484
#   Opera Software ASA                                               9,370     113,410
    Orkla ASA                                                       74,935     607,436
#*  Panoro Energy ASA                                              147,239      78,025
    Petroleum Geo-Services ASA                                       9,278     112,524
    Prosafe SE                                                       6,323      54,194
*   Q-Free ASA                                                       3,734      10,180
#*  REC Silicon ASA                                                835,388     415,986
#*  REC Solar AS                                                    14,403     183,877
*   Salmar ASA                                                       4,270      52,313
    Schibsted ASA                                                    1,854     113,302
*   Sevan Drilling A.S.                                             60,086      57,316
*   Sevan Marine ASA                                                11,522      51,319
*   Siem Offshore, Inc.                                             39,709      64,667
    Solstad Offshore ASA                                             2,300      45,621
*   Songa Offshore                                                  62,650      59,067
    SpareBank 1 SMN                                                 27,627     232,826
    SpareBank 1 SR Bank ASA                                         40,721     365,956
    Statoil ASA                                                     14,141     334,593
    Statoil ASA Sponsored ADR                                       12,080     285,450
    Stolt-Nielsen, Ltd.                                             10,271     290,811
*   Storebrand ASA                                                 118,197     764,319
    Subsea 7 SA                                                     38,053     804,736
    Telenor ASA                                                      8,010     192,461
    TGS Nopec Geophysical Co. ASA                                    2,774      76,295
    Tomra Systems ASA                                               13,900     127,266
    TTS Group ASA                                                    6,609       7,319
    Veidekke ASA                                                     7,209      58,710
    Veripos, Inc.                                                    2,378      11,709
    Wilh Wilhelmsen ASA                                             14,941     138,703
    Wilh Wilhelmsen Holding ASA Class A                              3,806     116,515
#   Yara International ASA                                           4,898     210,944
                                                                           -----------
TOTAL NORWAY                                                                11,920,580
                                                                           -----------
PORTUGAL -- (0.4%)
    Altri SGPS SA                                                   51,633     167,587
#*  Banco BPI SA                                                   132,755     210,207
#*  Banco Comercial Portugues SA                                 4,565,703     680,845
*   Banco Espirito Santo SA                                        773,088   1,015,819
    Cimpor Cimentos de Portugal SGPS SA                              6,982      25,551

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
PORTUGAL -- (Continued)
*   EDP Renovaveis SA                                             77,207 $  424,454
    Galp Energia SGPS SA                                          11,488    194,531
    Jeronimo Martins SGPS SA                                       5,273     97,110
    Mota-Engil SGPS SA                                            22,573    103,461
    Portucel SA                                                   51,414    197,828
#   Portugal Telecom SGPS SA                                     122,225    550,930
    REN--Redes Energeticas Nacionais SGPS SA                      24,874     74,633
#   Semapa-Sociedade de Investimento e Gestao                     25,607    251,636
    Sonae                                                        311,090    449,331
*   Sonae Industria SGPS SA                                       12,295     10,040
    Sonaecom--SGPS SA                                             44,682    144,880
    Teixeira Duarte SA                                            10,457     10,328
#   ZON OPTIMUS SGPS SA                                           20,678    141,834
                                                                         ----------
TOTAL PORTUGAL                                                            4,751,005
                                                                         ----------
RUSSIA -- (0.0%)
*   Alliance Oil Co., Ltd.                                         7,242     64,369
                                                                         ----------
SINGAPORE -- (1.4%)
*   Abterra, Ltd.                                                 40,000     17,576
    Amara Holdings, Ltd.                                          90,000     40,157
    Amtek Engineering, Ltd.                                       16,000      6,173
    ASL Marine Holdings, Ltd.                                     74,200     39,674
#   Ausgroup, Ltd.                                               171,061     40,643
    Banyan Tree Holdings, Ltd.                                    84,000     45,687
#   Biosensors International Group, Ltd.                         358,000    270,690
    Boustead Singapore, Ltd.                                      75,000     90,866
    Breadtalk Group, Ltd.                                         23,000     17,040
    Bukit Sembawang Estates, Ltd.                                 29,000    143,494
    Bund Center Investment, Ltd.                                  88,000     14,476
    CapitaLand, Ltd.                                             377,101    944,823
    CH Offshore, Ltd.                                             65,000     22,194
    China Aviation Oil Singapore Corp., Ltd.                      54,000     40,421
    Chip Eng Seng Corp., Ltd.                                    245,000    138,879
    City Developments, Ltd.                                       20,000    165,545
    Cityspring Infrastructure Trust                               55,000     21,237
    ComfortDelGro Corp., Ltd.                                     91,000    140,520
#   Cosco Corp. Singapore, Ltd.                                  417,000    262,876
    Creative Technology, Ltd.                                      3,750      6,665
    CSE Global, Ltd.                                             103,000     78,245
    CWT, Ltd.                                                     56,000     62,627
    DBS Group Holdings, Ltd.                                      74,889  1,009,614
*   Delong Holdings, Ltd.                                         33,000      9,532
    Dyna-Mac Holdings, Ltd.                                       60,000     19,294
    Elec & Eltek International Co., Ltd.                          14,000     27,438
    Eu Yan Sang International, Ltd.                               20,000     12,062
    Ezion Holdings, Ltd.                                          12,000     21,598
#*  Ezra Holdings, Ltd.                                          335,000    361,046
    Falcon Energy Group, Ltd.                                     64,000     20,008
    Far East Orchard, Ltd.                                        48,984     77,220
    First Resources, Ltd.                                         51,000     80,015
    FJ Benjamin Holdings, Ltd.                                    75,000     14,769

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
SINGAPORE -- (Continued)
*   Forterra Trust                                                   8,000 $ 13,975
#   Fragrance Group, Ltd.                                          116,000   19,141
    Freight Links Express Holdings, Ltd.                           414,363   35,672
*   Gallant Venture, Ltd.                                           51,000   11,266
    Genting Singapore P.L.C.                                        48,000   58,728
    GMG Global, Ltd.                                             1,285,000  104,452
    Golden Agri-Resources, Ltd.                                  1,156,000  558,188
    Goodpack, Ltd.                                                  66,000  101,736
    Great Eastern Holdings, Ltd.                                     2,000   29,142
    GuocoLand, Ltd.                                                 53,333   96,562
    GuocoLeisure, Ltd.                                             109,000   72,304
*   Healthway Medical Corp., Ltd.                                  184,125    9,933
    HG Metal Manufacturing, Ltd.                                   123,000    7,807
    Hi-P International, Ltd.                                        76,000   36,980
    Hiap Hoe, Ltd.                                                  39,000   25,389
    Ho Bee Land, Ltd.                                               88,000  145,699
    Hong Fok Corp., Ltd.                                           106,800   61,425
    Hong Leong Asia, Ltd.                                           41,000   47,993
    Hotel Grand Central, Ltd.                                        6,335    5,398
    Hotel Properties, Ltd.                                          80,000  202,115
    Hour Glass, Ltd. (The)                                          36,000   48,986
    HTL International Holdings, Ltd.                                41,000   10,549
    Hutchison Port Holdings Trust                                  442,000  322,567
    Hwa Hong Corp., Ltd.                                            21,000    5,238
#   Hyflux, Ltd.                                                    49,500   46,161
#   Indofood Agri Resources, Ltd.                                  226,000  165,438
    InnoTek, Ltd.                                                   37,000   10,147
*   Interra Resources, Ltd.                                        125,000   40,735
    IPC Corp., Ltd.                                                238,000   29,434
    Jardine Cycle & Carriage, Ltd.                                   4,000  117,883
    Jaya Holdings, Ltd.                                             94,000   51,790
*   Jiutian Chemical Group, Ltd.                                   221,000   15,618
    K-Green Trust                                                   22,400   18,476
    K1 Ventures, Ltd.                                              393,000   57,658
    Keppel Corp., Ltd.                                              19,000  165,800
    Keppel Land, Ltd.                                              203,390  606,357
    Keppel Telecommunications & Transportation, Ltd.                42,000   52,675
    Koh Brothers Group, Ltd.                                       175,000   41,573
    LC Development, Ltd.                                           128,000   15,857
*   Li Heng Chemical Fibre Technologies, Ltd.                      115,000   11,413
    Lian Beng Group, Ltd.                                          173,000   77,231
    Low Keng Huat Singapore, Ltd.                                   78,000   43,014
    M1, Ltd.                                                        23,000   63,028
*   Manhattan Resources, Ltd.                                       47,000   12,646
    Marco Polo Marine, Ltd.                                         39,000   11,748
    Mermaid Maritime PCL                                             3,000      784
    Mewah International, Inc.                                       83,000   32,103
#   Midas Holdings, Ltd.                                           519,000  208,392
    Nam Cheong Ltd                                                 316,000   72,522
#*  Neptune Orient Lines, Ltd.                                     253,250  215,711
    Noble Group, Ltd.                                            1,167,000  964,196
    NSL, Ltd.                                                       16,000   18,421

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
SINGAPORE -- (Continued)
#*  Oceanus Group, Ltd.                                          1,037,000 $ 12,474
#   Olam International, Ltd.                                       432,000  534,451
#   OSIM International, Ltd.                                        44,000   74,716
*   Otto Marine, Ltd.                                              166,500    7,078
#   OUE, Ltd.                                                      127,000  247,211
    Oversea-Chinese Banking Corp., Ltd.                             50,269  420,525
    Pan-United Corp., Ltd.                                          47,000   36,430
    Popular Holdings, Ltd.                                         116,000   23,830
    QAF, Ltd.                                                       75,821   51,227
*   Raffles Education Corp., Ltd.                                  189,420   45,737
    Raffles Medical Group, Ltd.                                     12,000   30,814
    Rotary Engineering, Ltd.                                        80,000   41,514
*   S I2I, Ltd.                                                    356,000    5,150
    SATS, Ltd.                                                      43,380  118,683
    See Hup Seng, Ltd.                                             195,000   46,932
    SembCorp Industries, Ltd.                                       37,000  158,191
#   SembCorp Marine, Ltd.                                           22,000   79,587
    SIA Engineering Co., Ltd.                                       11,000   44,688
    Sim Lian Group, Ltd.                                            51,000   36,744
#   Sinarmas Land, Ltd.                                            547,000  241,658
    Singapore Airlines, Ltd.                                        98,000  822,062
    Singapore Exchange, Ltd.                                        23,000  135,692
    Singapore Land, Ltd.                                            22,000  153,585
    Singapore Post, Ltd.                                           144,000  151,802
#   Singapore Press Holdings, Ltd.                                  58,000  198,400
    Singapore Technologies Engineering, Ltd.                        33,000  111,896
    Singapore Telecommunications, Ltd.                              86,000  261,163
*   Sino Grandness Food Industry Group, Ltd.                       116,000   66,698
    SMRT Corp., Ltd.                                                25,000   26,146
    Stamford Land Corp., Ltd.                                      154,000   70,593
    StarHub, Ltd.                                                   20,000   71,515
    Sunningdale Tech, Ltd.                                         143,000   14,591
*   SunVic Chemical Holdings, Ltd.                                  90,000   31,508
    Super Group, Ltd.                                               22,000   74,387
    Swiber Holdings, Ltd.                                          217,000  109,240
    Swissco Holdings, Ltd.                                          48,000   10,996
#   Tat Hong Holdings, Ltd.                                        172,000  129,226
*   Tiger Airways Holdings, Ltd.                                    23,000    9,616
    Tiong Woon Corp. Holding, Ltd.                                 136,000   35,477
*   Triyards holdings, Ltd.                                         21,900   11,962
    Tuan Sing Holdings, Ltd.                                       158,453   40,813
    UMS Holdings, Ltd.                                              97,000   43,364
#   United Engineers, Ltd.                                         164,000  244,216
#   United Envirotech, Ltd.                                        116,000   77,858
    United Industrial Corp., Ltd.                                  103,000  254,369
    United Overseas Bank, Ltd.                                      25,045  419,419
    UOB-Kay Hian Holdings, Ltd.                                     93,000  124,412
    UOL Group, Ltd.                                                 52,000  275,229
#   UPP Holdings, Ltd.                                             134,000   28,494
*   Vard Holdings, Ltd.                                            175,000  123,672
    Venture Corp., Ltd.                                            107,000  670,075
    Wee Hur Holdings, Ltd.                                         112,000   28,872

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SINGAPORE -- (Continued)
    Wheelock Properties Singapore, Ltd.                           24,000 $    32,843
    Wilmar International, Ltd.                                    93,000     258,683
    Wing Tai Holdings, Ltd.                                      159,768     283,673
    Yeo Hiap Seng, Ltd.                                           10,160      20,818
    Yongnam Holdings, Ltd.                                       458,000      88,507
                                                                         -----------
TOTAL SINGAPORE                                                           17,230,672
                                                                         -----------
SPAIN -- (2.2%)
#   Abengoa SA                                                     9,419      29,113
#   Abengoa SA Class B                                            63,515     153,800
    Abertis Infraestructuras SA                                    8,539     182,940
#   Acciona SA                                                     9,280     588,281
#   Acerinox SA                                                   23,261     306,612
    ACS Actividades de Construccion y Servicios SA                 5,409     177,432
    Adveo Group International SA                                   2,843      53,158
    Almirall SA                                                   16,370     244,613
#   Amadeus IT Holding SA Class A                                  8,964     332,585
    Atresmedia Corporacion de Medi                                 5,451      91,070
    Banco Bilbao Vizcaya Argentaria SA                           106,270   1,241,973
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR              34,954     408,263
    Banco de Sabadell SA                                         872,241   2,234,946
*   Banco Popular Espanol SA                                     406,071   2,303,382
    Banco Santander SA                                           288,859   2,560,815
    Banco Santander SA Sponsored ADR                              54,902     489,177
*   Bankia SA                                                     47,302      70,578
    Bankinter SA                                                 169,690   1,034,621
*   Baron de Ley                                                     967      81,963
    Bolsas y Mercados Espanoles SA                                 9,575     358,012
    CaixaBank                                                    210,858   1,092,909
*   Caja de Ahorros del Mediterraneo                               8,736          --
*   Campofrio Food Group SA                                        1,520      12,172
*   Cementos Portland Valderrivas SA                               3,058      28,258
    Cie Automotive SA                                             11,237     121,892
*   Codere SA                                                        530       1,027
    Construcciones y Auxiliar de Ferrocarriles SA                    403     209,253
*   Deoleo SA                                                    275,264     156,737
    Dinamia Capital Privado Sociedad de Capital Riesgo SA             27         244
    Distribuidora Internacional de Alimentacion SA                 9,770      89,073
    Duro Felguera SA                                              10,699      70,012
    Ebro Foods SA                                                 17,048     384,570
    Elecnor SA                                                     4,468      65,389
    Enagas SA                                                     11,728     313,138
    Ence Energia y Celulosa SA                                    61,606     247,419
*   Ercros SA                                                     29,067      22,134
    Faes Farma SA                                                 32,629     117,243
    Ferrovial SA                                                  15,481     295,095
    Fluidra SA                                                       921       3,147
*   Fomento de Construcciones y Contratas SA                      10,898     250,753
*   Gamesa Corp. Tecnologica SA                                   83,192     803,392
    Gas Natural SDG SA                                            18,758     442,429
    Grifols SA                                                     2,915     119,476
    Grupo Catalana Occidente SA                                    7,919     267,915

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SPAIN -- (Continued)
    Iberdrola SA                                                 231,235 $ 1,451,426
    Iberpapel Gestion SA                                             130       2,697
    Indra Sistemas SA                                             28,349     467,498
*   Inmobiliaria Colonial SA                                       1,264       2,077
*   Jazztel P.L.C.                                                25,956     284,292
    Laboratorios Farmaceuticos Rovi SA                             1,442      17,349
    Mapfre SA                                                     28,196     113,226
*   Mediaset Espana Comunicacion SA                               26,138     318,996
#   Melia Hotels International SA                                 13,052     147,774
    Miquel y Costas & Miquel SA                                    1,681      64,971
#*  NH Hoteles SA                                                 45,530     237,628
    Obrascon Huarte Lain SA                                        9,076     380,143
    Papeles y Cartones de Europa SA                               12,397      66,468
*   Pescanova SA                                                   4,776          --
#*  Promotora de Informaciones SA Class A                         67,092      34,053
    Prosegur Cia de Seguridad SA                                  27,551     163,464
*   Realia Business SA                                            14,616      15,833
    Red Electrica Corp. SA                                         6,175     384,484
    Repsol SA                                                     30,147     808,273
    Repsol SA Sponsored ADR                                        8,778     234,724
*   Sacyr SA                                                     122,318     658,301
*   Service Point Solutions SA                                    26,100       5,856
*   Solaria Energia y Medio Ambiente SA                            8,257       9,077
    Tecnicas Reunidas SA                                           4,248     218,653
*   Telefonica SA                                                 36,613     644,364
*   Telefonica SA Sponsored ADR                                    7,184     125,504
    Tubacex SA                                                    25,955      99,923
    Tubos Reunidos SA                                             23,431      58,386
    Vidrala SA                                                     4,088     175,024
    Viscofan SA                                                    5,843     309,947
*   Vocento SA                                                       845       1,694
    Zardoya Otis SA                                                5,313      92,428
*   Zeltia SA                                                     29,324     101,029
                                                                         -----------
TOTAL SPAIN                                                               25,752,573
                                                                         -----------
SWEDEN -- (2.8%)
    AarhusKarlshamn AB                                             3,387     200,387
    Acando AB                                                     18,648      36,585
*   Active Biotech AB                                              1,997      22,160
    AddTech AB Class B                                             1,162      52,978
    AF AB Class B                                                 13,574     428,810
    Alfa Laval AB                                                  6,568     149,821
*   Arise AB                                                       1,403       5,137
    Assa Abloy AB Class B                                          7,786     386,319
    Atrium Ljungberg AB Class B                                      485       6,611
    Avanza Bank Holding AB                                         1,688      54,272
    Axfood AB                                                      2,348     121,425
#   Axis Communications AB                                         3,786     130,645
    B&B Tools AB Class B                                           8,255     113,142
*   BE Group AB                                                    8,493      14,859
    Beijer AB G&L Class B                                          5,568     116,733
    Beijer Alma AB                                                 4,510     117,774

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWEDEN -- (Continued)
    Beijer Electronics AB                                            728 $    7,663
    Betsson AB                                                     2,228     69,995
    Bilia AB Class A                                               8,205    198,698
#   BillerudKorsnas AB                                            69,816    819,041
    BioGaia AB Class B                                               778     26,500
    Biotage AB                                                    10,917     17,000
#   Bjoern Borg AB                                                 5,637     25,097
    Boliden AB                                                    86,541  1,229,143
    Bure Equity AB                                                29,402    113,618
    Byggmax Group AB                                               9,852     74,058
    Castellum AB                                                  16,789    257,791
    Cavotec SA                                                     1,266      6,502
    Cision AB                                                        537      2,703
#   Clas Ohlson AB Class B                                         6,555    103,223
#*  Cloetta AB Class B                                             2,869      8,969
    Concentric AB                                                  8,712     89,611
    Concordia Maritime AB Class B                                 10,317     18,336
    Dios Fastigheter AB                                            4,962     32,001
    Doro AB                                                        6,042     43,983
    Duni AB                                                       10,927    123,030
*   East Capital Explorer AB                                       2,826     23,839
    Electrolux AB Series B                                        25,236    622,445
#   Elekta AB Class B                                             13,870    204,848
#*  Eniro AB                                                      47,510    206,418
    Fabege AB                                                     14,610    168,103
*   Fastighets AB Balder                                           5,442     48,005
    FinnvedenBulten AB                                             3,380     21,857
    Getinge AB Class B                                             8,594    272,260
    Gunnebo AB                                                    22,223    127,617
    Haldex AB                                                     25,076    181,605
    Hexagon AB Class B                                            16,888    506,383
    Hexpol AB                                                      3,972    298,430
    HIQ International AB                                          12,845     74,445
    Holmen AB Class B                                             24,064    799,335
    Hufvudstaden AB Class A                                        2,399     31,400
    Husqvarna AB Class A                                          16,643     97,697
    Husqvarna AB Class B                                          98,080    576,270
*   ICA Gruppen AB                                                10,884    328,941
    Industrial & Financial Systems Class B                         6,123    140,631
    Indutrade AB                                                   2,347     91,781
    Intrum Justitia AB                                            10,476    278,550
    JM AB                                                         18,204    518,582
#*  KappAhl AB                                                    25,937    153,354
*   Karolinska Development AB Class B                              1,834      9,413
    Klovern AB                                                     4,341     19,255
#   KNOW IT AB                                                     5,593     47,578
    Kungsleden AB                                                 21,169    155,488
    Lagercrantz AB Class B                                         3,413     59,249
#*  Lindab International AB                                       29,018    282,530
    Loomis AB Class B                                             17,254    413,592
*   Lundin Petroleum AB                                            7,830    161,362
    Meda AB Class A                                              118,001  1,324,146

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWEDEN -- (Continued)
#*  Medivir AB Class B                                             8,374 $  109,591
#   Mekonomen AB                                                   3,344    110,272
*   Micronic Mydata AB                                            22,549     45,230
    Millicom International Cellular SA                             1,642    151,485
    Modern Times Group AB Class B                                  5,532    301,745
    MQ Holding AB                                                  4,252     11,797
    NCC AB Class A                                                   516     16,120
    NCC AB Class B                                                25,122    772,735
    Net Entertainment NE AB Class B                                2,208     42,726
*   Net Insight AB Class B                                        44,491      9,398
    New Wave Group AB Class B                                     15,274     86,764
#   Nibe Industrier AB Class B                                    10,600    203,232
    Nobia AB                                                      39,782    346,315
    Nolato AB Class B                                             10,629    216,895
    Nordea Bank AB                                               121,882  1,559,055
    Nordnet AB Class B                                            31,007    132,415
    OEM International AB Class B                                   1,100     12,724
*   Orexo AB                                                       3,654     73,194
*   PA Resources AB                                                1,706      2,633
#   Peab AB                                                       78,175    459,648
#   Pricer AB Class B                                             45,176     50,787
#   Proact IT Group AB                                             1,449     15,824
    Proffice AB Class B                                           15,374     58,548
#   Ratos AB Class B                                              68,201    590,206
    ReadSoft AB Class B                                            7,704     23,323
*   Rezidor Hotel Group AB                                        18,581    105,738
    Saab AB Class B                                               19,570    391,763
    Sandvik AB                                                    12,989    175,508
*   SAS AB                                                        66,288    198,346
    Scania AB Class B                                              7,652    153,371
    Securitas AB Class B                                          32,941    375,625
    Semcon AB                                                      5,805     63,223
    Skandinaviska Enskilda Banken AB Class A                     137,821  1,666,953
    Skanska AB Class B                                            33,936    653,413
    SKF AB Class B                                                11,655    308,383
    SkiStar AB                                                     7,619    101,649
#   SSAB AB Class A                                               75,841    498,923
    SSAB AB Class B                                               25,655    144,746
    Svenska Cellulosa AB Class A                                   5,303    149,866
    Svenska Cellulosa AB Class B                                  56,655  1,606,237
    Svenska Handelsbanken AB Class A                              23,469  1,061,422
    Svenska Handelsbanken AB Class B                                 918     39,732
    Sweco AB Class B                                               2,946     37,215
    Swedbank AB Class A                                           42,611  1,109,008
    Swedish Match AB                                               7,575    249,769
*   Swedish Orphan Biovitrum AB                                   38,402    367,057
    Systemair AB                                                     819     14,413
    Tele2 AB Class B                                             100,011  1,205,474
    Telefonaktiebolaget LM Ericsson Class A                        4,300     48,555
    Telefonaktiebolaget LM Ericsson Class B                       89,987  1,076,354
    Telefonaktiebolaget LM Ericsson Sponsored ADR                    900     10,791
    TeliaSonera AB                                                62,537    517,118

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWEDEN -- (Continued)
*   TradeDoubler AB                                                8,288 $    22,895
#*  Transcom WorldWide SA                                        106,474      21,186
#   Transmode AB                                                   1,412      23,343
    Trelleborg AB Class B                                         62,039   1,170,655
    Unibet Group P.L.C.                                            6,163     247,238
    Vitrolife AB                                                     850      10,403
    Volvo AB Class A                                               7,822     100,511
    Volvo AB Class B                                              28,957     371,660
    Wallenstam AB Class B                                         10,848     150,428
    Wihlborgs Fastigheter AB                                       8,920     153,849
                                                                         -----------
TOTAL SWEDEN                                                              33,475,511
                                                                         -----------
SWITZERLAND -- (6.1%)
    ABB, Ltd.                                                     48,571   1,237,470
    ABB, Ltd. Sponsored ADR                                       16,820     428,405
*   Acino Holding AG                                               1,178     149,248
#   Actelion, Ltd.                                                 5,342     413,313
    Adecco SA                                                     20,728   1,528,560
*   AFG Arbonia-Forster Holding AG                                 6,902     239,234
    Allreal Holding AG                                             4,627     636,153
    Alpiq Holding AG                                                 709      93,640
    ALSO Holding AG                                                  321      16,759
    ams AG                                                         2,877     314,117
    APG SGA SA                                                       101      26,778
    Aryzta AG                                                     25,690   1,916,536
    Ascom Holding AG                                              11,611     171,245
    Autoneum Holding AG                                            1,132     150,713
#   Bachem Holding AG Class B                                        888      50,748
    Baloise Holding AG                                            12,940   1,503,290
    Bank Coop AG                                                   1,479      77,675
    Banque Cantonale de Geneve                                       163      41,658
    Banque Cantonale Vaudoise                                      1,080     600,117
    Banque Privee Edmond de Rothschild SA                              1      17,561
    Barry Callebaut AG                                               175     182,795
    Basilea Pharmaceutica                                          1,305     142,125
    Basler Kantonalbank                                              599      50,410
    Belimo Holding AG                                                 60     154,647
    Bell AG                                                           32      78,320
    Bellevue Group AG                                              1,194      17,125
    Berner Kantonalbank AG                                         1,342     334,365
    BKW AG                                                         1,079      37,477
*   Bobst Group AG                                                 3,037     107,195
    Bossard Holding AG                                               987     200,756
    Bucher Industries AG                                           2,713     751,311
    Burckhardt Compression Holding AG                                467     187,135
    Burkhalter Holding AG                                            580      46,977
    Centralschweizerische Kraftwerke AG                               31       9,897
    Cham Paper Holding AG                                             17       4,485
*   Charles Voegele Holding AG                                     3,608      46,448
    Cie Financiere Richemont SA                                    9,818   1,003,887
    Cie Financiere Tradition SA                                      319      17,267
    Clariant AG                                                   81,492   1,435,876

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    Coltene Holding AG                                             1,771 $   91,502
    Conzzeta AG                                                       35     72,603
    Credit Suisse Group AG                                       144,732  4,502,315
    Credit Suisse Group AG Sponsored ADR                          32,223  1,003,102
    Daetwyler Holding AG                                           1,515    192,649
    DKSH Holding AG                                                  507     42,300
*   Dufry AG                                                       7,172  1,158,758
#   EFG International AG                                          21,411    315,024
    Emmi AG                                                          849    244,274
    EMS-Chemie Holding AG                                            439    159,859
    Energiedienst Holding AG                                       1,258     43,059
*   Evolva Holding SA                                              4,494      4,353
    Flughafen Zuerich AG                                           1,734    960,959
    Forbo Holding AG                                                 614    481,455
    Galenica AG                                                    1,008    890,877
    GAM Holding AG                                                84,859  1,585,663
*   Gategroup Holding AG                                           8,954    234,500
    Geberit AG                                                       739    220,787
    Georg Fischer AG                                               1,719  1,184,129
    Givaudan SA                                                      282    399,929
    Gurit Holding AG                                                 167     77,589
    Helvetia Holding AG                                            2,564  1,209,282
    Holcim, Ltd.                                                  29,383  2,185,491
    Huber & Suhner AG                                              4,905    268,233
    Implenia AG                                                    4,903    330,191
    Inficon Holding AG                                               488    152,086
    Interroll Holding AG                                             209    100,578
    Intershop Holdings                                               128     46,420
    Julius Baer Group, Ltd.                                       47,955  2,352,468
    Jungfraubahn Holding AG                                           27      1,932
    Kaba Holding AG Class B                                        1,050    449,284
    Kardex AG                                                      1,349     58,778
    Komax Holding AG                                               1,514    207,194
    Kudelski SA                                                   18,052    248,969
    Kuehne + Nagel International AG                                1,113    140,606
    Kuoni Reisen Holding AG                                        1,568    662,786
    LEM Holding SA                                                    94     69,368
    Liechtensteinische Landesbank AG                               2,216     87,801
    Lindt & Spruengli AG                                               3    150,779
#   Logitech International SA(B18ZRK2)                            46,055    471,711
#   Logitech International SA(H50430232)                          10,443    107,458
    Lonza Group AG                                                23,146  2,066,079
    Luzerner Kantonalbank AG                                       1,124    448,441
    MCH Group AG                                                     354     23,620
    Metall Zug AG                                                     51    122,501
#*  Meyer Burger Technology AG                                    34,653    406,609
    Micronas Semiconductor Holding AG                             10,545     86,310
    Mikron Holding AG                                              4,766     27,982
    Mobilezone Holding AG                                          7,511     77,846
    Mobimo Holding AG                                              2,138    447,723
    Nestle SA                                                     61,616  4,447,684
    Nobel Biocare Holding AG                                       9,798    161,641

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    Novartis AG                                                   15,748 $1,222,400
    Novartis AG ADR                                               28,202  2,187,065
    OC Oerlikon Corp. AG                                          73,664  1,029,836
*   Orascom Development Holding AG                                 1,261     17,967
#*  Orell Fuessli Holding AG                                         184     18,498
    Orior AG                                                       1,013     56,933
    Panalpina Welttransport Holding AG                             1,819    271,853
    Partners Group Holding AG                                        592    153,460
    Phoenix Mecano AG                                                248    148,349
    PSP Swiss Property AG                                          1,506    129,439
    PubliGroupe AG                                                   558     55,247
    Rieter Holding AG                                              1,444    302,319
    Romande Energie Holding SA                                        52     64,998
    Schaffner Holding AG                                             172     47,830
    Schindler Holding AG                                             551     78,414
*   Schmolz + Bickenbach AG                                      259,128    327,951
    Schweiter Technologies AG                                        395    265,271
    Schweizerische National-Versicherungs-Gesellschaft AG          4,604    227,544
    SGS SA                                                            82    191,860
    Siegfried Holding AG                                           1,343    221,431
    Sika AG                                                          203    639,947
    Sonova Holding AG                                              2,091    272,125
    St Galler Kantonalbank AG                                        799    324,940
    Straumann Holding AG                                             601    119,455
    Sulzer AG                                                      6,928  1,083,817
    Swatch Group AG (The)(7184725)                                   943    602,286
    Swatch Group AG (The)(7184736)                                 1,622    180,468
    Swiss Life Holding AG                                          8,740  1,732,970
    Swiss Re AG                                                   48,833  4,286,688
    Swisscom AG                                                      563    287,161
    Swisslog Holding AG                                           74,559     87,013
    Swissquote Group Holding SA                                    3,840    157,186
    Syngenta AG                                                      577    232,887
    Syngenta AG ADR                                                2,693    217,460
    Tamedia AG                                                       359     42,665
    Tecan Group AG                                                 1,458    152,189
    Temenos Group AG                                               6,344    161,654
*   Tornos Holding AG                                              2,333     11,542
    U-Blox AG                                                      2,408    217,253
    UBS AG(B18YFJ4)                                               68,935  1,333,276
    UBS AG(H89231338)                                             86,511  1,674,853
    Valiant Holding                                                5,293    493,766
    Valora Holding AG                                              1,158    286,113
    Vaudoise Assurances Holding SA Class B                           298    126,006
    Verwaltungs- und Privat-Bank AG                                1,155    111,963
    Vetropack Holding AG                                              68    135,860
#*  Von Roll Holding AG                                           12,622     21,018
    Vontobel Holding AG                                           10,159    406,634
    Walliser Kantonalbank                                             41     34,289
    Walter Meier AG                                                  525     33,394
    Ypsomed Holding AG                                               784     50,076
#   Zehnder Group AG                                               2,903    136,733

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWITZERLAND -- (Continued)
    Zug Estates Holding AG                                            50 $    64,930
    Zuger Kantonalbank AG                                             22     114,951
    Zurich Insurance Group AG                                     17,448   4,821,287
                                                                         -----------
TOTAL SWITZERLAND                                                         73,578,775
                                                                         -----------
UNITED KINGDOM -- (16.2%)
    4imprint Group P.L.C.                                            979       9,871
    888 Holdings P.L.C.                                           44,583     113,618
    A.G.BARR P.L.C.                                                7,158      60,143
    Aberdeen Asset Management P.L.C.                              71,672     508,644
    Acal P.L.C.                                                    3,887      20,807
    Admiral Group P.L.C.                                           3,611      73,932
*   Afren P.L.C.                                                 349,052     882,316
    African Barrick Gold P.L.C.                                   30,305      93,639
*   Aga Rangemaster Group P.L.C.                                  43,446      89,959
    Aggreko P.L.C.                                                16,819     433,699
    Alent P.L.C.                                                  80,464     447,178
    AMEC P.L.C.                                                   50,157     945,971
    Amlin P.L.C.                                                 181,895   1,242,809
    Anglo American P.L.C.                                        146,774   3,489,782
    Anglo Pacific Group P.L.C.                                    11,607      41,311
    Anglo-Eastern Plantations                                         19         206
    Anite P.L.C.                                                  44,555      64,340
    Antofagasta P.L.C.                                             8,353     114,160
    ARM Holdings P.L.C.                                           29,062     455,390
    ARM Holdings P.L.C. Sponsored ADR                              1,286      60,686
    Ashmore Group P.L.C.                                          59,922     388,301
    Ashtead Group P.L.C.                                          99,963   1,050,426
    Associated British Foods P.L.C.                               18,738     681,219
    AstraZeneca P.L.C.                                               956      50,611
    AstraZeneca P.L.C. Sponsored ADR                              14,312     756,532
    Aviva P.L.C.                                                 255,520   1,834,355
#   Aviva P.L.C. Sponsored ADR                                    10,982     158,580
    AZ Electronic Materials SA                                     5,612      25,781
    Babcock International Group P.L.C.                            25,241     516,153
    BAE Systems P.L.C.                                            88,658     646,715
    Balfour Beatty P.L.C.                                        194,967     891,635
    Bank of Georgia Holdings P.L.C.                                2,848      90,043
    Barclays P.L.C.                                              260,766   1,097,162
#   Barclays P.L.C. Sponsored ADR                                 87,647   1,473,346
    Barratt Developments P.L.C.                                  423,037   2,268,564
    BBA Aviation P.L.C.                                          119,402     647,186
    Beazley P.L.C.                                               218,947     802,576
    Bellway P.L.C.                                                44,246   1,065,726
    Berendsen P.L.C.                                              45,163     703,321
    Berkeley Group Holdings P.L.C.                                31,449   1,178,869
    Betfair Group P.L.C.                                           3,778      60,933
    BG Group P.L.C.                                               78,730   1,606,066
    BHP Billiton P.L.C.                                            3,376     104,178
    BHP Billiton P.L.C. ADR                                        8,444     520,488
    Bloomsbury Publishing P.L.C.                                   1,311       3,622
    Bodycote P.L.C.                                               57,886     610,177

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Booker Group P.L.C.                                          293,383 $  706,624
    Bovis Homes Group P.L.C.                                      60,782    764,665
    BP P.L.C.                                                    297,377  2,308,419
    BP P.L.C. Sponsored ADR                                      103,538  4,814,517
    Braemar Shipping Services P.L.C.                               1,360     11,699
    Brammer P.L.C.                                                 2,864     22,151
    Brewin Dolphin Holdings P.L.C.                                68,779    313,588
    British Polythene Industries P.L.C.                            9,605    105,241
    British Sky Broadcasting Group P.L.C.                         21,401    321,549
    Britvic P.L.C.                                                33,608    336,484
    BT Group P.L.C. Sponsored ADR                                    478     28,981
*   BTG P.L.C.                                                    82,669    556,280
    Bunzl P.L.C.                                                  16,317    359,937
    Burberry Group P.L.C.                                         11,738    288,444
    Bwin.Party Digital Entertainment P.L.C.                      239,243    470,044
    Cable & Wireless Communications P.L.C.                       230,845    173,187
*   Cairn Energy P.L.C.                                          180,440    817,602
    Cape P.L.C.                                                   39,239    173,583
    Capita P.L.C.                                                 21,643    342,136
    Capital & Counties Properties P.L.C.                           1,729      9,616
    Capital & Regional P.L.C.                                     34,857     24,152
    Carclo P.L.C.                                                  6,128     36,927
    Carillion P.L.C.                                             150,282    732,174
    Carnival P.L.C.                                               18,712    665,067
    Carnival P.L.C. ADR                                            1,783     63,475
    Carr's Milling Industries P.L.C.                                  11        306
    Castings P.L.C.                                                9,986     69,244
    Catlin Group, Ltd.                                           111,610    916,876
*   Centamin P.L.C.                                              111,149     89,472
    Centaur Media P.L.C.                                           3,412      3,067
    Centrica P.L.C.                                              164,860    932,404
    Chemring Group P.L.C.                                         87,558    305,555
    Chesnara P.L.C.                                               34,766    162,899
    Chime Communications P.L.C.                                    8,606     43,689
    Cineworld Group P.L.C.                                        41,585    247,296
    Clarkson P.L.C.                                                1,048     33,770
    Close Brothers Group P.L.C.                                   53,687  1,087,256
    Cobham P.L.C.                                                228,631  1,055,888
    Coca-Cola HBC AG                                               7,546    217,027
    Coca-Cola HBC AG ADR                                           7,574    218,586
*   Colt Group SA                                                101,130    199,832
    Communisis P.L.C.                                             43,634     44,173
    Compass Group P.L.C.                                          32,221    463,377
    Computacenter P.L.C.                                          28,553    270,687
    Consort Medical P.L.C.                                         7,985    113,861
    Costain Group P.L.C.                                           2,521     11,425
    Cranswick P.L.C.                                              17,194    295,615
    Creston P.L.C.                                                 3,606      5,799
    Croda International P.L.C.                                     6,284    245,564
    CSR P.L.C.                                                    80,884    712,461
    CSR P.L.C. ADR                                                   700     24,668
    Daily Mail & General Trust P.L.C.                             24,955    325,483

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Dairy Crest Group P.L.C.                                      44,378 $  382,181
    DCC P.L.C.                                                    20,772    930,180
    De La Rue P.L.C.                                               8,843    121,199
    Debenhams P.L.C.                                             497,111    810,950
    Dechra Pharmaceuticals P.L.C.                                 12,339    136,684
    Development Securities P.L.C.                                 26,706    100,115
    Devro P.L.C.                                                  26,558    134,913
    Dignity P.L.C.                                                 6,979    155,992
    Diploma P.L.C.                                                26,908    298,870
*   Dixons Retail P.L.C.                                         841,967    659,682
    Domino Printing Sciences P.L.C.                               23,680    262,238
    Domino's Pizza Group P.L.C.                                    8,282     77,669
    Drax Group P.L.C.                                            131,157  1,339,027
    DS Smith P.L.C.                                              259,680  1,258,652
    Dunelm Group P.L.C.                                            4,800     68,166
    E2V Technologies P.L.C.                                       19,164     44,244
    easyJet P.L.C.                                                45,711    957,514
    Electrocomponents P.L.C.                                     148,385    709,388
    Elementis P.L.C.                                             143,104    594,046
*   EnQuest P.L.C.                                               186,651    399,053
*   Enterprise Inns P.L.C.                                       226,655    550,651
*   Essar Energy P.L.C.                                           78,801    150,076
*   Eurasian Natural Resources Corp. P.L.C.                       32,258    116,228
    Euromoney Institutional Investor P.L.C.                        5,292     91,257
*   Evraz P.L.C.                                                  33,809     63,898
*   Exillon Energy P.L.C.                                         17,069     64,990
    Experian P.L.C.                                               22,850    465,194
    F&C Asset Management P.L.C.                                  175,186    284,965
    Fenner P.L.C.                                                 45,184    289,491
    Ferrexpo P.L.C.                                               58,364    169,477
    Fiberweb P.L.C.                                               53,177     86,703
    Fidessa Group P.L.C.                                           6,338    205,495
    Filtrona P.L.C.                                               35,177    442,277
*   Findel P.L.C.                                                 15,229     62,152
    Firstgroup P.L.C.                                            326,005    602,906
    Fortune Oil P.L.C.                                           197,966     31,274
    Fresnillo P.L.C.                                                 219      3,424
    Fuller Smith & Turner P.L.C.                                   7,612    110,633
    G4S P.L.C.                                                    96,074    403,540
    Galliford Try P.L.C.                                          24,154    444,672
*   Gem Diamonds, Ltd.                                            35,729     91,227
    Genus P.L.C.                                                  10,956    231,532
    GKN P.L.C.                                                   144,762    852,754
    Glencore Xstrata P.L.C.                                      235,725  1,282,869
    Go-Ahead Group P.L.C.                                          7,593    204,676
    Grafton Group P.L.C.                                          58,776    558,255
    Greencore Group P.L.C.                                       150,466    433,829
    Greene King P.L.C.                                            77,147  1,020,870
    Greggs P.L.C.                                                 15,704    115,713
    Halfords Group P.L.C.                                         65,596    444,275
    Halma P.L.C.                                                  26,394    231,833
*   Hardy Oil & Gas P.L.C.                                         8,461     14,372

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Hargreaves Lansdown P.L.C.                                    15,573 $  296,670
    Hays P.L.C.                                                  239,857    478,729
    Headlam Group P.L.C.                                          17,739    112,749
    Helical Bar P.L.C.                                            39,593    190,492
    Henderson Group P.L.C.                                       236,000    810,069
*   Heritage Oil P.L.C.                                           45,942    136,533
    Hikma Pharmaceuticals P.L.C.                                  26,976    518,964
    Hill & Smith Holdings P.L.C.                                  22,827    175,874
    Hiscox, Ltd.                                                 109,104  1,158,287
    Hochschild Mining P.L.C.                                      22,123     58,665
    Hogg Robinson Group P.L.C.                                     4,980      6,091
    Home Retail Group P.L.C.                                     403,251  1,286,578
    Homeserve P.L.C.                                              70,561    265,116
    Howden Joinery Group P.L.C.                                   77,176    399,129
    HSBC Holdings P.L.C.                                          24,745    271,238
#   HSBC Holdings P.L.C. Sponsored ADR                           175,852  9,678,894
    Hunting P.L.C.                                                37,750    539,325
    Huntsworth P.L.C.                                             26,705     28,012
    Hyder Consulting P.L.C.                                          977      8,533
    ICAP P.L.C.                                                  127,930    789,967
    IG Group Holdings P.L.C.                                      25,728    252,855
*   Imagination Technologies Group P.L.C.                          7,952     35,412
    IMI P.L.C.                                                    13,132    319,488
    Imperial Tobacco Group P.L.C.                                 12,246    457,191
    Inchcape P.L.C.                                              140,592  1,435,430
    Informa P.L.C.                                               109,445    980,455
    Inmarsat P.L.C.                                               46,900    541,307
*   Innovation Group P.L.C.                                      212,640    108,293
    InterContinental Hotels Group P.L.C.                           7,139    207,994
    InterContinental Hotels Group P.L.C. ADR                       1,026     30,113
*   International Consolidated Airlines Group SA                 189,265  1,053,382
*   International Ferro Metals, Ltd.                              82,212     11,619
    International Personal Finance P.L.C.                         31,376    289,964
    Interserve P.L.C.                                             39,200    386,375
    Intertek Group P.L.C.                                          4,367    232,976
    Invensys P.L.C.                                               65,724    527,410
    Investec P.L.C.                                              115,695    809,473
*   IP Group P.L.C.                                               66,786    157,432
    ITE Group P.L.C.                                              39,030    201,748
    ITV P.L.C.                                                   239,315    731,725
    J Sainsbury P.L.C.                                           123,819    783,220
    James Fisher & Sons P.L.C.                                    12,757    227,750
    Jardine Lloyd Thompson Group P.L.C.                           12,336    197,707
    JD Sports Fashion P.L.C.                                       3,602     65,633
    JD Wetherspoon P.L.C.                                         25,154    284,454
*   JKX Oil & Gas P.L.C.                                          19,692     23,514
    John Menzies P.L.C.                                            6,307     82,864
    John Wood Group P.L.C.                                        87,489  1,139,142
    Johnson Matthey P.L.C.                                        13,111    630,963
*   Johnston Press P.L.C.                                         72,415     15,713
    Jupiter Fund Management P.L.C.                                67,233    429,903
#   Kazakhmys P.L.C.                                              30,979    130,338

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
UNITED KINGDOM -- (Continued)
    Kcom Group P.L.C.                                               91,335 $  146,942
    Keller Group P.L.C.                                             28,023    472,011
    Kier Group P.L.C.                                                5,084    147,213
    Kingfisher P.L.C.                                              232,192  1,404,632
*   Kofax P.L.C.                                                    16,410     99,789
    Ladbrokes P.L.C.                                               173,654    531,521
    Laird P.L.C.                                                   104,682    418,764
*   Lamprell P.L.C.                                                 99,644    261,990
    Lancashire Holdings, Ltd.                                       60,286    784,457
    Laura Ashley Holdings P.L.C.                                    22,105      9,370
    Lavendon Group P.L.C.                                           27,687     81,577
    Legal & General Group P.L.C.                                   566,357  1,962,884
*   Lloyds Banking Group P.L.C.                                  2,002,798  2,477,053
#*  Lloyds Banking Group P.L.C. ADR                                 46,132    232,044
    London Stock Exchange Group P.L.C.                              24,527    644,667
*   Lonmin P.L.C.                                                  183,494    947,777
    Lookers P.L.C.                                                  63,385    131,982
    Low & Bonar P.L.C.                                              21,333     26,332
    LSL Property Services P.L.C.                                     1,287      9,351
    Man Group P.L.C.                                             1,104,104  1,571,383
    Management Consulting Group P.L.C.                              29,849     11,722
    Marks & Spencer Group P.L.C.                                    46,683    376,459
    Marshalls P.L.C.                                                33,165     92,587
    Marston's P.L.C.                                               284,236    692,075
    McBride P.L.C.                                                  40,404     70,932
    Mears Group P.L.C.                                              26,230    180,028
    Mecom Group P.L.C.                                              31,967     34,357
    Meggitt P.L.C.                                                 106,209    975,017
    Melrose Industries P.L.C.                                      191,793    983,265
    Michael Page International P.L.C.                               15,548    120,686
    Micro Focus International P.L.C.                                14,470    189,657
    Millennium & Copthorne Hotels P.L.C.                            53,587    489,791
*   Mitchells & Butlers P.L.C.                                      74,843    480,771
    Mitie Group P.L.C.                                              83,344    420,084
    MJ Gleeson Group P.L.C.                                            400      1,995
    Mondi P.L.C.                                                    70,018  1,250,237
    Moneysupermarket.com Group P.L.C.                               54,769    134,505
    Morgan Advanced Materials P.L.C.                                75,610    368,832
    Morgan Sindall Group P.L.C.                                     12,820    163,438
*   Mothercare P.L.C.                                               10,976     67,262
    N Brown Group P.L.C.                                            43,294    363,824
    National Express Group P.L.C.                                  170,973    715,654
    NCC Group P.L.C.                                                21,546     56,546
    New World Resources P.L.C. Class A                                   8         12
    Next P.L.C.                                                      3,701    323,197
    Northgate P.L.C.                                                37,327    270,744
    Novae Group P.L.C.                                              16,307    145,027
*   Ocado Group P.L.C.                                              61,385    427,236
    Old Mutual P.L.C.                                              627,407  2,044,744
*   Optos P.L.C.                                                    10,238     25,566
    Oxford Instruments P.L.C.                                        4,148     86,500
    Pace P.L.C.                                                     95,540    466,577

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    PayPoint P.L.C.                                                2,741 $   45,728
    Pearson P.L.C.                                                15,716    328,700
    Pearson P.L.C. Sponsored ADR                                  19,843    416,703
    Pendragon P.L.C.                                             129,184     78,712
    Pennon Group P.L.C.                                           40,332    440,419
    Persimmon P.L.C.                                              78,274  1,584,750
*   Petra Diamonds, Ltd.                                         113,723    203,131
    Petrofac, Ltd.                                                 4,912    115,204
#   Petropavlovsk P.L.C.                                          43,814     56,226
    Phoenix Group Holdings                                        31,802    396,577
    Phoenix IT Group, Ltd.                                        10,671     25,054
    Photo-Me International P.L.C.                                 17,478     37,271
    Playtech P.L.C.                                               13,513    159,233
    Premier Farnell P.L.C.                                        71,785    259,393
*   Premier Foods P.L.C.                                          97,106    234,541
    Premier Oil P.L.C.                                           114,561    637,446
    Prudential P.L.C.                                             68,348  1,397,768
    Prudential P.L.C. ADR                                            800     32,768
*   Punch Taverns P.L.C.                                         139,592     30,336
    PZ Cussons P.L.C.                                             27,948    176,364
    QinetiQ Group P.L.C.                                         126,269    400,750
*   Quintain Estates & Development P.L.C.                        189,233    294,619
    Randgold Resources, Ltd.                                         810     60,071
    Rathbone Brothers P.L.C.                                       6,944    181,593
    Raven Russia Ltd                                              29,857     37,526
    REA Holdings P.L.C.                                            1,822     11,707
    Redrow P.L.C.                                                 95,865    407,147
    Reed Elsevier P.L.C.                                           4,912     68,809
#   Reed Elsevier P.L.C. Sponsored ADR                             1,724     96,854
    Regus PLC                                                    184,170    604,361
    Renishaw P.L.C.                                                5,590    145,311
*   Renold P.L.C.                                                 12,120      8,372
    Rentokil Initial P.L.C.                                       63,933    106,959
    Resolution, Ltd.                                             479,648  2,746,351
    Restaurant Group P.L.C. (The)                                 31,138    287,352
    Rexam P.L.C.                                                 119,290    993,335
    Ricardo P.L.C.                                                10,783    105,418
    Rightmove P.L.C.                                               7,424    315,477
    Rio Tinto P.L.C.                                               5,471    276,833
    Rio Tinto P.L.C. Sponsored ADR                                23,107  1,171,525
    RM P.L.C.                                                      9,841     18,045
    Robert Walters P.L.C.                                         16,237     84,395
    Rolls-Royce Holdings P.L.C.                                   50,002    921,186
    Rotork P.L.C.                                                  4,681    214,466
*   Royal Bank of Scotland Group P.L.C.                          172,486  1,015,859
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR             13,214    155,661
    Royal Dutch Shell P.L.C. ADR(780259206)                       60,794  4,052,528
    Royal Dutch Shell P.L.C. ADR(780259107)                       88,550  6,155,996
    Royal Dutch Shell P.L.C. Class A                                 331     11,024
    Royal Dutch Shell P.L.C. Class B                               6,539    226,380
    RPC Group P.L.C.                                              42,576    348,302
    RPS Group P.L.C.                                              73,097    340,708

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    RSA Insurance Group P.L.C.                                   981,571 $2,021,573
    SABMiller P.L.C.                                              11,226    585,332
    Sage Group P.L.C. (The)                                       86,054    464,237
*   Salamander Energy P.L.C.                                      73,080    125,860
    Savills P.L.C.                                                35,438    369,159
    Schroders P.L.C.(0239581)                                      6,062    206,820
    Schroders P.L.C.(0240549)                                     10,034    414,127
    SDL P.L.C.                                                    17,586     71,101
    Senior P.L.C.                                                 99,694    475,765
    Sepura P.L.C.                                                  6,972     16,310
    Serco Group P.L.C.                                            31,940    285,412
    Severfield-Rowen P.L.C.                                       76,446     78,081
    Severn Trent P.L.C.                                            9,288    277,244
    Shanks Group P.L.C.                                          208,258    352,586
    Shire P.L.C.                                                   7,695    341,199
    Shire P.L.C. ADR                                               1,800    239,580
    SIG P.L.C.                                                   254,991    841,392
    Smith & Nephew P.L.C.                                         41,932    536,295
#   Smith & Nephew P.L.C. Sponsored ADR                            1,572    100,938
    Smiths Group P.L.C.                                           24,897    573,014
    Smiths News P.L.C.                                            33,764    113,841
    Soco International P.L.C.                                     57,541    367,123
    Spectris P.L.C.                                               16,688    617,919
    Speedy Hire P.L.C.                                           184,578    192,633
    Spirax-Sarco Engineering P.L.C.                                5,480    256,260
    Spirent Communications P.L.C.                                122,722    217,462
    Spirit Pub Co. P.L.C.                                        218,383    256,413
*   Sportech P.L.C.                                                2,757      3,846
*   Sports Direct International P.L.C.                            27,263    306,384
    SSE P.L.C.                                                    32,443    735,974
    St Ives P.L.C.                                                16,351     47,295
    St James's Place P.L.C.                                       10,852    117,468
    ST Modwen Properties P.L.C.                                   79,329    448,029
    Stagecoach Group P.L.C.                                       49,509    279,345
    Standard Chartered P.L.C.                                     70,024  1,681,275
    Standard Life P.L.C.                                         196,883  1,110,754
    Sthree P.L.C.                                                 12,874     74,012
#   Stobart Group, Ltd.                                           11,528     26,225
*   SuperGroup P.L.C.                                             10,041    188,730
    Synergy Health P.L.C.                                         18,241    302,835
    Synthomer P.L.C.                                              61,324    239,108
    TalkTalk Telecom Group P.L.C.                                114,495    490,122
    Tate & Lyle P.L.C.                                            41,563    527,473
    Taylor Wimpey P.L.C.                                         883,661  1,559,101
    Ted Baker P.L.C.                                                 479     13,083
    Telecity Group P.L.C.                                         11,035    134,907
    Telecom Plus P.L.C.                                            3,222     79,617
    Tesco P.L.C.                                                 212,456  1,239,285
*   Thomas Cook Group P.L.C.                                     326,900    752,384
    Travis Perkins P.L.C.                                         57,999  1,724,748
    Trifast P.L.C.                                                 1,501      1,899
*   Trinity Mirror P.L.C.                                        119,215    254,485

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE++
                                                                 --------- --------------
UNITED KINGDOM -- (Continued)
    TT electronics P.L.C.                                           59,047 $      188,469
    TUI Travel P.L.C.                                              120,717        744,213
    Tullett Prebon P.L.C.                                           90,769        462,362
    Tullow Oil P.L.C.                                               10,521        159,027
    UBM P.L.C.                                                      11,248        123,127
    UDG Healthcare P.L.C.                                           68,002        339,499
    Ultra Electronics Holdings P.L.C.                                9,560        296,453
    Unite Group P.L.C.                                              34,118        216,873
    United Utilities Group P.L.C.                                   27,797        314,382
    UTV Media P.L.C.                                                 4,124         15,038
*   Vectura Group P.L.C.                                            96,721        171,070
    Vedanta Resources P.L.C.                                        57,664        982,476
    Vesuvius P.L.C.                                                118,156        918,570
    Victrex P.L.C.                                                   7,594        200,692
    Vitec Group P.L.C. (The)                                         5,880         66,100
    Vodafone Group P.L.C. Sponsored ADR                            165,738      6,102,473
    Volex P.L.C.                                                     1,588          3,163
    Weir Group P.L.C. (The)                                         13,620        491,930
    WH Smith P.L.C.                                                 30,611        441,765
    Whitbread P.L.C.                                                13,322        732,591
    William Hill P.L.C.                                            114,583        735,676
*   Wincanton P.L.C.                                                 8,167         16,639
    WM Morrison Supermarkets P.L.C.                                250,867      1,131,918
*   Wolfson Microelectronics P.L.C.                                 14,929         33,547
    Wolseley P.L.C.                                                 11,053        594,972
    WPP P.L.C.                                                      53,556      1,137,579
    WPP P.L.C. Sponsored ADR                                        13,042      1,389,495
    WS Atkins P.L.C.                                                21,150        418,395
    Xaar P.L.C.                                                      1,530         20,551
    Xchanging P.L.C.                                                59,342        120,474
                                                                           --------------
TOTAL UNITED KINGDOM                                                          194,695,766
                                                                           --------------
UNITED STATES -- (0.0%)
*   McEwen Mining--Minera Andes Andes Acquisition Corp.             24,285         50,776
                                                                           --------------
TOTAL COMMON STOCKS                                                         1,081,642,560
                                                                           --------------
PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
*   Valneva SE                                                           1              1
                                                                           --------------
GERMANY -- (0.0%)
Porsche Automobil Holding SE                                         2,021        188,714
                                                                           --------------
UNITED KINGDOM -- (0.0%)
*   McBride P.L.C.                                               1,333,332          2,137
*   Rolls-Royce Holdings P.L.C.                                  4,300,172          6,895
                                                                           --------------
TOTAL UNITED KINGDOM                                                                9,032
                                                                           --------------
TOTAL PREFERRED STOCKS                                                            197,747
                                                                           --------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     SHARES       VALUE++
                                                                   ----------- --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Litigation Rights                    6,648 $           --
                                                                               --------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                                       1,270             --
                                                                               --------------
FRANCE -- (0.0%)
*     Groupe Fnac Rights 05/16/15                                            5             16
                                                                               --------------
HONG KONG -- (0.0%)
*     Emperor Capital Group, Ltd. Rights 11/22/13                           57             --
*     New Hotel Rights 12/31/13                                          8,613             --
                                                                               --------------
TOTAL HONG KONG                                                                            --
                                                                               --------------
ITALY -- (0.0%)
#*    Hera SpA Rights 11/19/13                                          57,946          1,046
                                                                               --------------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 10/30/13                               288,859         62,360
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                  63,422
                                                                               --------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)       VALUE+
                                                                   ----------- --------------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund                                10,285,220    119,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $169,878 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $153,624) to be repurchased at
        $150,613                                                   $       151        150,612
                                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL                                               119,150,612
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $978,641,888)                              $1,201,054,341
                                                                               ==============

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                  SHARES     VALUE++
                                                                 --------- -----------
COMMON STOCKS -- (88.4%)
BRAZIL -- (9.1%)
    Abril Educacao SA                                               53,100 $   758,565
    AES Tiete SA                                                   242,170   2,130,767
    Aliansce Shopping Centers SA                                   540,240   5,242,648
    All America Latina Logistica SA                              2,370,493   8,474,776
    Anhanguera Educacional Participacoes SA                      1,385,040   8,282,431
    Arezzo Industria e Comercio SA                                 175,331   2,607,966
    Arteris SA                                                     190,285   1,696,756
    Autometal SA                                                   143,078   1,086,531
*   B2W Cia Global Do Varejo                                       437,740   3,277,772
    Banco Bradesco SA                                            2,129,629  34,299,515
#   Banco Bradesco SA ADR                                        5,097,969  73,512,708
    Banco do Brasil SA                                           2,450,339  32,434,641
    Banco Santander Brasil SA                                      115,800     787,965
#   Banco Santander Brasil SA ADR                                3,110,818  21,557,969
    Bematech SA                                                    172,400     596,112
*   BHG SA--Brazil Hospitality Group                                88,300     645,260
    BM&FBovespa SA                                               7,415,089  41,792,285
    BR Malls Participacoes SA                                    1,680,217  16,230,793
    Brasil Brokers Participacoes SA                                859,422   2,233,005
    Brasil Insurance Participacoes e Administracao SA              284,330   2,577,852
*   BrasilAgro--Co. Brasileira de Propriedades Agricolas             4,700      21,239
#*  Braskem SA Sponsored ADR                                       305,129   5,379,424
*   Brazil Pharma SA                                               493,826   1,832,311
    BRF SA                                                         438,206  10,280,732
#   BRF SA ADR                                                   1,233,685  28,905,239
*   Brookfield Incorporacoes SA                                  2,099,133   1,310,881
    CCR SA                                                       1,662,608  13,704,540
*   CCX Carvao da Colombia SA                                       65,219      34,640
    Centrais Eletricas Brasileiras SA                              796,000   2,522,810
#   Centrais Eletricas Brasileiras SA ADR                          130,848     693,494
#   Centrais Eletricas Brasileiras SA Sponsored ADR                322,427   1,018,869
    CETIP SA--Mercados Organizados                                 729,765   8,064,872
#   Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR         196,188   9,891,799
    Cia de Bebidas das Americas ADR                                698,422  25,981,298
    Cia de Locacao das Americas                                     39,900     150,955
    Cia de Saneamento Basico do Estado de Sao Paulo                120,800   1,280,174
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR            841,986   8,933,471
    Cia de Saneamento de Minas Gerais-COPASA                       295,281   4,790,755
    Cia Energetica de Minas Gerais                                 207,213   1,834,226
#   Cia Energetica de Minas Gerais Sponsored ADR                   816,623   7,325,108
    Cia Hering                                                     556,452   8,060,133
    Cia Paranaense de Energia                                       47,400     479,977
#   Cia Paranaense de Energia Sponsored ADR                        230,970   3,205,864
    Cia Providencia Industria e Comercio SA                         47,500     179,593
    Cia Siderurgica Nacional SA                                    542,600   2,937,503
#   Cia Siderurgica Nacional SA Sponsored ADR                    3,131,023  17,345,867
    Cielo SA                                                       597,313  18,114,447
*   Contax Participacoes SA                                        124,850   1,027,691
    Cosan SA Industria e Comercio                                  597,306  11,945,322
    CPFL Energia SA                                                248,100   2,117,994
    CPFL Energia SA ADR                                            224,362   3,787,231

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
BRAZIL -- (Continued)
*   CR2 Empreendimentos Imobiliarios SA                             27,200 $    50,258
    Cremer SA                                                       81,500     568,902
    CSU Cardsystem SA                                               23,550      31,439
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      1,490,516  11,080,924
    Cyrela Commercial Properties SA Empreendimentos e
    Participacoes                                                   15,734     141,552
    Diagnosticos da America SA                                   1,448,903   7,437,454
    Dimed SA Distribuidora da Medicamentos                             400      39,027
    Direcional Engenharia SA                                       625,246   3,620,698
    Duratex SA                                                   1,382,029   8,585,480
    EcoRodovias Infraestrutura e Logistica SA                      686,028   4,648,867
    EDP--Energias do Brasil SA                                   1,386,720   7,911,228
    Embraer SA                                                     233,006   1,692,749
    Embraer SA ADR                                                 690,486  20,293,384
*   Eneva SA                                                       290,434     582,124
    Equatorial Energia SA                                          874,343   9,069,257
    Estacio Participacoes SA                                     1,051,200   8,116,992
    Eternit SA                                                     423,510   1,789,264
    Even Construtora e Incorporadora SA                          1,448,077   5,376,315
    Ez Tec Empreendimentos e Participacoes SA                      251,780   3,691,165
*   Fertilizantes Heringer SA                                      146,708     561,830
*   Fibria Celulose SA                                             443,342   5,765,181
#*  Fibria Celulose SA Sponsored ADR                             1,146,541  14,962,360
    Fleury SA                                                      331,093   2,573,792
    Forjas Taurus SA                                                51,317      63,898
*   Gafisa SA                                                      662,200     891,429
#*  Gafisa SA ADR                                                1,410,877   3,795,259
*   General Shopping Brasil SA                                     180,100     771,903
    Gerdau SA                                                      576,082   3,827,954
    Gerdau SA Sponsored ADR                                      3,674,735  29,140,649
#*  Gol Linhas Aereas Inteligentes SA ADR                          132,200     683,474
    Grendene SA                                                    434,838   3,920,350
    Guararapes Confeccoes SA                                        26,332   1,175,752
    Helbor Empreendimentos SA                                      750,219   2,983,809
    Hypermarcas SA                                               1,777,866  15,504,024
*   IdeiasNet SA                                                   110,343      82,381
    Iguatemi Empresa de Shopping Centers SA                        439,944   5,058,093
*   Industrias Romi SA                                              65,008     181,502
*   International Meal Co. Holdings SA                             333,476   3,284,807
    Iochpe-Maxion SA                                               430,969   5,245,679
    Itau Unibanco Holding SA                                       631,814   9,167,977
#   Itau Unibanco Holding SA ADR                                 5,554,966  85,602,024
    JBS SA                                                       3,757,861  13,416,131
    JHSF Participacoes SA                                          530,529   1,319,238
    Joao Fortes Engenharia SA                                       20,369      59,068
    JSL SA                                                         323,118   2,207,741
    Kepler Weber SA                                                 74,894     930,734
    Kroton Educacional SA                                          706,136  10,433,489
    Light SA                                                       415,496   3,637,752
*   LLX Logistica SA                                               433,350     227,608
    Localiza Rent a Car SA                                         388,560   6,333,743
*   Log-in Logistica Intermodal SA                                 193,279     812,715
    Lojas Americanas SA                                            368,510   2,304,884

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
BRAZIL -- (Continued)
    Lojas Renner SA                                                343,532 $10,360,526
    LPS Brasil Consultoria de Imoveis SA                           322,780   2,255,588
    M Dias Branco SA                                                94,985   4,456,044
    Magnesita Refratarios SA                                       531,561   1,473,020
    Mahle-Metal Leve SA Industria e Comercio                       247,100   3,091,941
    Marcopolo SA                                                    19,600      48,945
*   Marfrig Alimentos SA                                         1,368,179   2,766,327
    Marisa Lojas SA                                                162,556   1,352,479
*   Metalfrio Solutions SA                                          35,421      55,323
    Mills Estruturas e Servicos de Engenharia SA                   387,390   5,351,544
*   Minerva SA                                                     657,685   2,783,872
*   MMX Mineracao e Metalicos SA                                 1,742,196     641,907
    MRV Engenharia e Participacoes SA                            2,209,329   9,498,825
    Multiplan Empreendimentos Imobiliarios SA                      317,160   7,439,165
    Multiplus SA                                                   154,604   1,904,526
    Natura Cosmeticos SA                                           320,900   6,404,258
    Odontoprev SA                                                1,056,396   4,362,278
    Oi SA                                                          433,158     772,161
    Oi SA ADR(670851104)                                           136,542     237,583
#   Oi SA ADR(670851203)                                         2,015,083   3,486,094
*   Paranapanema SA                                              1,399,631   2,975,066
*   PDG Realty SA Empreendimentos e Participacoes                9,451,801   8,490,183
    Petroleo Brasileiro SA                                       1,057,601   9,218,200
    Petroleo Brasileiro SA ADR                                   3,861,209  67,300,873
#   Petroleo Brasileiro SA Sponsored ADR                         5,128,535  93,134,196
*   Plascar Participacoes Industriais SA                            42,800       9,888
    Porto Seguro SA                                                557,552   6,999,104
    Portobello SA                                                   63,500     140,544
    Positivo Informatica SA                                        180,100     303,009
    Profarma Distribuidora de Produtos Farmaceuticos SA             78,600     621,739
    QGEP Participacoes SA                                          504,900   2,439,718
    Raia Drogasil SA                                               796,089   5,811,014
    Redentor Energia SA                                                100         225
*   Refinaria de Petroleos de Manguinhos SA                        834,174     112,435
    Restoque Comercio e Confeccoes de Roupas SA                    374,523   1,108,764
    Rodobens Negocios Imobiliarios SA                              113,621     689,688
*   Rossi Residencial SA                                         2,481,715   3,044,574
    Santos Brasil Participacoes SA                                 239,622   2,311,686
    Sao Carlos Empreendimentos e Participacoes SA                    8,800     154,102
    Sao Martinho SA                                                291,587   4,106,779
    SLC Agricola SA                                                242,224   2,247,462
    Sonae Sierra Brasil SA                                         159,418   1,598,773
    Souza Cruz SA                                                  713,500   7,718,056
*   Springs Global Participacoes SA                                238,680     198,172
    Sul America SA                                               1,243,910   9,086,542
*   T4F Entretenimento SA                                           88,800     214,338
    Technos SA                                                     101,016     783,367
*   Tecnisa SA                                                     808,495   3,350,424
    Tegma Gestao Logistica                                          85,000     844,502
    Telefonica Brasil SA                                            50,485     995,737
#   Telefonica Brasil SA ADR                                       401,855   8,913,143
    Tempo Participacoes SA                                         243,497     304,065

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES       VALUE++
                                                                 ----------- --------------
BRAZIL -- (Continued)
    Tereos Internacional SA                                          106,388 $      140,329
    Tim Participacoes SA                                             680,744      3,446,976
    Tim Participacoes SA ADR                                         276,754      7,035,087
    Totvs SA                                                         438,949      7,414,062
    TPI--Triunfo Participacoes e Investimentos SA                     92,827        426,365
    Tractebel Energia SA                                             468,939      7,984,905
    Transmissora Alianca de Energia Eletrica SA                    1,010,213      9,737,729
    Trisul SA                                                         51,685        102,188
    Ultrapar Participacoes SA                                        531,868     14,139,268
    Ultrapar Participacoes SA Sponsored ADR                           70,925      1,888,733
    UNICASA Industria de Moveis SA                                    12,300         35,512
*   Usinas Siderurgicas de Minas Gerais SA                           258,044      1,308,296
    Vale SA                                                          419,200      6,635,638
#   Vale SA Sponsored ADR(91912E105)                               3,426,868     54,864,157
    Vale SA Sponsored ADR(91912E204)                               4,029,593     58,993,242
    Valid Solucoes e Servicos de Seguranca em Meios de
    Pagamento e Identificacao S.A                                    240,729      3,701,440
*   Vanguarda Agro SA                                              1,029,454      1,723,417
*   Viver Incorporadora e Construtora SA                             651,825         87,781
    WEG SA                                                           559,832      7,291,628
                                                                             --------------
TOTAL BRAZIL                                                                  1,295,964,612
                                                                             --------------
CHILE -- (1.4%)
    AES Gener SA                                                   7,212,190      4,322,525
    Aguas Andinas SA Class A                                       9,425,824      6,381,818
*   AquaChile SA                                                     259,582        129,105
    Banco de Chile                                                 7,048,405      1,075,794
#   Banco de Chile ADR                                                39,814      3,656,104
    Banco de Credito e Inversiones                                   110,588      6,454,608
    Banco Santander Chile                                            988,793         61,121
#   Banco Santander Chile ADR                                        329,312      8,087,902
    Banmedica SA                                                     452,688        830,232
    Besalco SA                                                     1,273,659      1,791,012
    CAP SA                                                           275,812      5,725,701
    Cementos BIO BIO SA                                              180,149        198,389
    Cencosud SA                                                    3,431,199     13,992,387
    Cencosud SA ADR                                                    3,035         38,211
    CFR Pharmaceuticals SA                                         5,308,867      1,346,133
    Cia Cervecerias Unidas SA                                         63,102        843,242
    Cia Cervecerias Unidas SA ADR                                    102,585      2,737,994
    Cia General de Electricidad SA                                   287,202      1,630,983
*   Cia Pesquera Camanchaca SA                                       220,903          8,447
*   Cia Sud Americana de Vapores SA                               13,854,501        640,430
    Cintac SA                                                        161,631         44,185
    Clinica LAS Condes SA                                                309         22,910
    Colbun SA                                                     19,687,435      4,871,535
    Corpbanca SA                                                 643,442,314      7,202,200
#   Corpbanca SA ADR                                                  41,706        717,343
    Cristalerias de Chile SA                                          59,157        503,878
    Cruz Blanca Salud SA                                             767,256        523,345
    E.CL SA                                                        1,868,044      2,915,890
    Embotelladora Andina SA Class A ADR                                2,422         62,730

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
CHILE -- (Continued)
#   Embotelladora Andina SA Class B ADR                              22,399 $    766,046
    Empresa Electrica Pilmaiquen                                     30,933      146,945
    Empresa Nacional de Electricidad SA                           1,776,691    2,707,874
#   Empresa Nacional de Electricidad SA Sponsored ADR               158,828    7,163,143
    Empresas CMPC SA                                              3,581,508   10,648,603
    Empresas COPEC SA                                             1,299,333   18,945,321
    Empresas Hites SA                                             1,019,129      831,523
    Empresas Iansa SA                                            14,978,288      633,483
*   Empresas La Polar SA                                          1,208,638      245,033
    Enersis SA                                                    6,542,197    2,193,393
    Enersis SA Sponsored ADR                                      1,055,331   17,412,961
    Enjoy SA                                                        407,211       66,673
    ENTEL Chile SA                                                  475,550    7,330,044
    Forus SA                                                        297,779    1,632,045
    Gasco SA                                                         28,798      306,663
    Grupo Security SA                                               408,178      141,679
    Inversiones Aguas Metropolitanas SA                           1,765,066    3,281,266
    Invexans SA                                                  20,105,398      441,972
    Latam Airlines Group SA(2518932)                                107,647    1,774,989
    Latam Airlines Group SA(B8L1G76)                                 93,690    1,516,086
#   Latam Airlines Group SA Sponsored ADR                           542,425    8,977,134
*   Madeco SA                                                    20,105,398      153,072
    Masisa SA                                                    10,734,862      791,695
    Molibdenos y Metales SA                                          84,984    1,365,109
*   Multiexport Foods SA                                          2,734,356      539,850
    Parque Arauco SA                                              2,441,528    4,705,524
    PAZ Corp. SA                                                  1,259,561      715,005
    Ripley Corp. SA                                               3,032,230    2,661,319
    SACI Falabella                                                1,051,205   10,454,334
    Salfacorp SA                                                    621,133      706,122
    Sigdo Koppers SA                                              1,689,797    2,820,144
    Sociedad Matriz SAAM SA                                      12,656,121    1,267,128
#   Sociedad Quimica y Minera de Chile SA Sponsored ADR              87,991    2,429,432
    Socovesa SA                                                   1,364,609      387,203
    Sonda SA                                                      1,784,665    4,630,352
    Soquimich Comercial SA                                          134,454       27,484
    Vina Concha y Toro SA                                         1,739,815    3,194,034
#   Vina Concha y Toro SA Sponsored ADR                              25,644      950,110
    Vina San Pedro Tarapaca SA                                   16,383,152       97,497
                                                                            ------------
TOTAL CHILE                                                                  201,874,444
                                                                            ------------
CHINA -- (13.7%)
#   361 Degrees International, Ltd.                               3,700,000    1,059,603
    Agile Property Holdings, Ltd.                                 6,011,525    7,231,547
    Agricultural Bank of China, Ltd. Class H                     41,678,460   20,084,642
    Air China, Ltd. Class H                                       6,100,000    4,153,128
#   Ajisen China Holdings, Ltd.                                   1,979,000    2,073,988
#*  Aluminum Corp. of China, Ltd. ADR                               246,740    2,245,334
#*  Aluminum Corp. of China, Ltd. Class H                        10,142,000    3,750,332
    AMVIG Holdings, Ltd.                                          1,544,000      724,741
#*  Angang Steel Co., Ltd. Class H                                5,259,160    3,184,149
#   Anhui Conch Cement Co., Ltd. Class H                          2,995,500   10,472,931

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- -----------
CHINA -- (Continued)
    Anhui Expressway Co. Class H                                   2,162,000 $ 1,212,839
    Anhui Tianda Oil Pipe Co., Ltd.                                  589,130      87,382
    Anta Sports Products, Ltd.                                     3,246,000   4,647,683
#   Anton Oilfield Services Group                                  3,504,000   2,220,781
    Anxin-China Holdings, Ltd.                                     9,469,000   3,040,889
    Asia Cement China Holdings Corp.                               2,485,000   1,359,243
*   Asia Energy Logistics Group, Ltd.                             17,250,000     186,786
    Asian Citrus Holdings, Ltd.                                    3,647,000   1,380,010
*   Ausnutria Dairy Corp., Ltd.                                       67,000      12,617
*   AVIC International Holding HK, Ltd.                            5,796,000     220,556
*   AVIC International Holdings, Ltd.                                518,000     200,945
    AviChina Industry & Technology Co., Ltd. Class H               7,505,212   3,562,817
    Bank of China, Ltd. Class H                                  145,776,702  68,633,093
    Bank of Communications Co., Ltd. Class H                      16,954,618  12,423,335
*   Baofeng Modern International Holdings Co., Ltd.                   80,000       6,810
    Baoye Group Co., Ltd. Class H                                  1,412,440   1,021,981
*   BaWang International Group Holding, Ltd.                       4,614,000     276,735
    BBMG Corp. Class H                                             4,608,702   3,294,877
    Beijing Capital International Airport Co., Ltd. Class H        9,528,000   6,693,837
#   Beijing Capital Land, Ltd. Class H                             5,694,000   2,050,540
#*  Beijing Development HK, Ltd.                                     706,000     180,389
    Beijing Enterprises Holdings, Ltd.                             1,543,528  12,630,519
#   Beijing Enterprises Water Group, Ltd.                         10,774,469   4,794,059
    Beijing Jingkelong Co., Ltd. Class H                             803,512     280,003
#   Beijing Jingneng Clean Energy Co., Ltd. Class H                1,262,000     524,346
    Beijing North Star Co., Ltd. Class H                           3,308,000     743,179
*   Beijing Properties Holdings, Ltd.                              4,784,967     339,274
    Belle International Holdings, Ltd.                             6,118,114   8,579,365
#   Billion Industrial Holdings, Ltd.                                296,000     161,149
    Biostime International Holdings, Ltd.                            359,000   2,756,890
    Bloomage Biotechnology Corp., Ltd.                                92,500     194,474
    Boer Power Holdings, Ltd.                                      1,024,000     777,433
#   Bosideng International Holdings, Ltd.                         11,264,157   2,586,103
    Brilliance China Automotive Holdings, Ltd.                     3,928,000   6,840,386
#*  Byd Co., Ltd. Class H                                          1,329,300   6,598,965
#*  BYD Electronic International Co., Ltd.                         4,359,222   2,045,958
    C C Land Holdings, Ltd.                                        6,814,354   1,837,054
*   Carnival Group International Holdings, Ltd.                      356,000       9,636
    Carrianna Group Holdings Co., Ltd.                               820,877     137,420
    Central China Real Estate, Ltd.                                2,740,074     895,415
*   CGN Mining Co., Ltd.                                           4,060,000     361,541
    Changshouhua Food Co., Ltd.                                    1,248,000   1,320,000
#*  Chaoda Modern Agriculture Holdings, Ltd.                       5,616,910     645,945
#   Chaowei Power Holdings, Ltd.                                   2,596,000   1,102,337
*   Chigo Holding, Ltd.                                           15,862,000     355,863
    Chiho-Tiande Group, Ltd.                                         240,000      90,385
    China Aerospace International Holdings, Ltd.                  10,672,600   1,224,665
    China Agri-Industries Holdings, Ltd.                          11,372,800   5,311,835
#   China All Access Holdings, Ltd.                                2,678,000     995,482
    China Aoyuan Property Group, Ltd.                              6,146,000   1,257,825
    China Automation Group, Ltd.                                   3,425,000     719,912
    China BlueChemical, Ltd.                                       7,943,122   5,095,516

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
CHINA -- (Continued)
*   China Chengtong Development Group, Ltd.                        2,718,000 $    101,489
    China CITIC Bank Corp., Ltd. Class H                          23,858,607   13,413,756
#   China Coal Energy Co., Ltd. Class H                           15,047,168    9,213,948
    China Communications Construction Co., Ltd. Class H           15,615,387   12,725,362
    China Communications Services Corp., Ltd. Class H              8,763,327    5,416,479
    China Construction Bank Corp. Class H                        152,896,302  118,957,385
#*  China COSCO Holdings Co., Ltd. Class H                        11,544,000    5,495,674
    China Datang Corp. Renewable Power Co., Ltd. Class H           8,096,000    1,638,379
#   China Dongxiang Group Co.                                     12,911,888    2,013,990
#*  China Eastern Airlines Corp., Ltd. Class H                     6,518,000    2,243,667
*   China Energine International Holding, Ltd.                     6,260,000      508,365
    China Everbright International, Ltd.                           8,832,000    8,827,364
    China Everbright, Ltd.                                         4,450,896    6,601,452
    China Fiber Optic Network System Group, Ltd.                   2,154,000      383,151
#*  China Foods, Ltd.                                              4,068,000    1,847,674
    China Gas Holdings, Ltd.                                       5,958,000    6,621,811
*   China Glass Holdings, Ltd.                                     4,404,000      551,227
*   China Green Holdings, Ltd.                                     2,529,000      290,208
*   China Haidian Holdings, Ltd.                                   8,246,000      776,619
    China High Precision Automation Group, Ltd.                    1,360,000      214,007
#*  China High Speed Transmission Equipment Group Co., Ltd.        5,995,007    3,216,455
#   China Hongqiao Group, Ltd.                                     2,679,000    1,688,815
    China Household Holdings, Ltd.                                10,050,000    1,361,086
*   China Huiyuan Juice Group, Ltd.                                3,217,000    2,153,361
    China International Marine Containers Group Co., Ltd.
     Class H                                                         195,600      368,335
#   China ITS Holdings Co., Ltd.                                   2,729,000      714,327
    China Lesso Group Holdings, Ltd.                               3,498,000    2,237,527
#   China Life Insurance Co., Ltd. ADR                               313,416   12,357,993
    China Life Insurance Co., Ltd. Class H                         4,667,000   12,319,846
#   China Lilang, Ltd.                                             1,872,000    1,210,140
    China Longyuan Power Group Corp. Class H                       7,079,000    8,135,412
#   China Lumena New Materials Corp.                              15,382,000    3,293,565
#   China Medical System Holdings, Ltd.                            2,644,800    2,381,857
    China Mengniu Dairy Co., Ltd.                                  2,574,000   11,272,996
    China Merchants Bank Co., Ltd. Class H                        14,193,146   28,221,561
#   China Merchants Holdings International Co., Ltd.               3,810,866   13,484,914
#*  China Metal Recycling Holdings, Ltd.                           1,955,133    1,189,017
#*  China Mining Resources Group, Ltd.                            14,560,900      179,512
#   China Minsheng Banking Corp., Ltd. Class H                    13,091,500   15,002,038
    China Mobile, Ltd.                                               415,000    4,312,535
#   China Mobile, Ltd. Sponsored ADR                               1,489,143   77,465,219
#*  China Modern Dairy Holdings, Ltd.                              5,582,000    2,599,406
#   China Molybdenum Co., Ltd. Class H                             4,585,000    1,870,637
#   China National Building Material Co., Ltd. Class H            12,186,000   11,898,959
#   China National Materials Co., Ltd.                             5,688,000    1,239,614
#*  China New Town Development Co., Ltd.                           5,843,677      542,113
    China Nickel Resources Holdings Co., Ltd.                      3,830,000      182,620
#   China Oil & Gas Group, Ltd.                                   17,760,000    2,863,435
    China Oilfield Services, Ltd. Class H                          2,928,000    8,182,836
#   China Overseas Grand Oceans Group, Ltd.                        1,918,000    2,280,708
    China Overseas Land & Investment, Ltd.                         7,618,033   23,559,262
    China Pacific Insurance Group Co., Ltd. Class H                4,533,265   16,352,267

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    China Petroleum & Chemical Corp. ADR                            246,852 $19,839,479
    China Petroleum & Chemical Corp. Class H                     26,430,400  21,395,608
#   China Power International Development, Ltd.                   9,749,200   3,821,014
#*  China Power New Energy Development Co., Ltd.                 20,160,000   1,027,193
#*  China Precious Metal Resources Holdings Co., Ltd.            11,803,682   1,903,677
*   China Properties Group, Ltd.                                  2,449,000     630,780
    China Qinfa Group, Ltd.                                       2,670,000     210,086
#   China Railway Construction Corp., Ltd. Class H                6,846,687   7,491,892
    China Railway Group, Ltd. Class H                             9,348,000   5,290,822
#*  China Rare Earth Holdings, Ltd.                               7,016,000   1,076,748
    China Resources Cement Holdings, Ltd.                         7,800,946   5,209,761
    China Resources Enterprise, Ltd.                              4,234,000  14,967,756
    China Resources Gas Group, Ltd.                               1,614,000   4,176,275
    China Resources Land, Ltd.                                    4,814,681  13,947,655
    China Resources Power Holdings Co., Ltd.                      3,410,000   8,948,235
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.        16,935,500   2,008,308
*   China Ruifeng Renewable Energy Holdings, Ltd.                   672,000     186,386
*   China Sandi Holdings, Ltd.                                       39,300       3,143
    China Sanjiang Fine Chemicals Co., Ltd.                       3,282,000   1,451,407
#   China SCE Property Holdings, Ltd.                             1,725,400     399,098
#   China Shanshui Cement Group, Ltd.                             9,594,645   3,405,078
    China Shenhua Energy Co., Ltd. Class H                        6,900,500  20,945,976
    China Shineway Pharmaceutical Group, Ltd.                     1,338,000   2,075,937
#*  China Shipping Container Lines Co., Ltd. Class H             17,658,300   4,371,218
#*  China Shipping Development Co., Ltd. Class H                  6,872,000   3,879,071
#   China Singyes Solar Technologies Holdings, Ltd.               1,689,800   1,831,207
    China South City Holdings, Ltd.                               9,934,711   3,104,162
#   China Southern Airlines Co., Ltd. Class H                     5,768,000   2,110,599
    China Southern Airlines Co., Ltd. Sponsored ADR                  39,844     737,114
    China Starch Holdings, Ltd.                                   8,270,000     237,800
    China State Construction International Holdings, Ltd.         3,105,520   5,224,509
*   China Sunshine Paper Holdings Co., Ltd.                         229,500      22,143
    China Suntien Green Energy Corp., Ltd. Class H                5,369,000   1,877,061
    China Taifeng Beddings Holdings, Ltd.                         1,662,000     366,244
*   China Taiping Insurance Holdings Co., Ltd.                    3,698,400   5,769,162
#   China Telecom Corp., Ltd. ADR                                   137,239   7,092,512
    China Telecom Corp., Ltd. Class H                             8,024,000   4,191,375
#*  China Tian Lun Gas Holdings, Ltd.                               403,500     364,249
    China Tianyi Holdings, Ltd.                                   1,996,000     316,155
*   China Tontine Wines Group, Ltd.                               3,962,000     194,320
#   China Travel International Inv HK                            13,193,892   2,552,823
    China Unicom Hong Kong, Ltd.                                  4,324,000   6,753,900
    China Unicom Hong Kong, Ltd. ADR                              1,065,141  16,616,200
*   China Vanadium Titano--Magnetite Mining Co., Ltd.             4,823,000     758,265
#   China Water Affairs Group, Ltd.                               4,664,000   1,750,178
*   China WindPower Group, Ltd.                                  17,655,909     717,149
    China Wireless Technologies, Ltd.                             7,196,000   2,690,768
#*  China Yurun Food Group, Ltd.                                  7,544,000   5,006,474
*   China ZhengTong Auto Services Holdings, Ltd.                  4,158,000   2,906,045
*   China Zhongwang Holdings, Ltd.                                8,549,579   2,790,484
*   Chinasoft International, Ltd.                                 4,598,000   1,346,369
*   ChinaVision Media Group, Ltd.                                 2,070,000     126,831

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
*   Chinese People Holdings Co., Ltd.                             6,552,000 $   153,928
*   Chongqing Iron & Steel Co., Ltd. Class H                      2,590,000     367,710
    Chongqing Machinery & Electric Co., Ltd. Class H              5,647,962     699,162
#   Chongqing Rural Commercial Bank Class H                      10,073,000   5,088,772
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    1,716,000     641,620
    CIMC Enric Holdings, Ltd.                                     1,576,000   2,219,343
*   Citic 21CN Co., Ltd.                                          4,732,000     293,363
*   CITIC Dameng Holdings, Ltd.                                     935,000      75,893
#   CITIC Pacific, Ltd.                                           6,388,567   9,061,098
*   CITIC Resources Holdings, Ltd.                               12,768,000   1,795,606
#   CITIC Securities Co., Ltd. Class H                            2,742,000   5,742,538
    Clear Media, Ltd.                                               173,000     133,138
*   CNNC International, Ltd.                                        414,898      97,794
    CNOOC, Ltd.                                                  15,368,000  31,179,535
    CNOOC, Ltd. ADR                                                 175,892  35,584,711
*   Coastal Greenland, Ltd.                                       2,288,000     104,603
#*  Comba Telecom Systems Holdings, Ltd.                          4,639,573   1,525,439
*   Comtec Solar Systems Group, Ltd.                              2,340,000     512,457
    Cosco International Holdings, Ltd.                            1,328,000     573,077
    COSCO Pacific, Ltd.                                           7,378,989  10,710,196
    Country Garden Holdings Co., Ltd.                            14,674,182  10,100,382
#   CP Pokphand Co., Ltd.                                        10,301,658     917,083
#   CPMC Holdings, Ltd.                                           1,301,000   1,039,780
    CSPC Pharmaceutical Group, Ltd.                               3,620,000   2,254,359
#   CSR Corp., Ltd.                                               5,535,324   4,584,217
*   DaChan Food Asia, Ltd.                                        1,513,087     189,324
#   Dah Chong Hong Holdings, Ltd.                                 3,721,000   3,177,739
    Dalian Port PDA Co., Ltd. Class H                             5,594,000   1,298,188
    DaMing International Holdings, Ltd.                              34,000       6,594
#   Daphne International Holdings, Ltd.                           4,762,000   2,537,946
#   Datang International Power Generation Co., Ltd. Class H       7,458,000   3,415,879
    Dawnrays Pharmaceutical Holdings, Ltd.                        1,369,491     678,717
#*  DBA Telecommunication Asia Holdings, Ltd.                     1,020,000     267,071
#   Digital China Holdings, Ltd.                                  3,560,000   4,684,098
    Dongfang Electric Corp., Ltd. Class H                         1,165,800   1,872,349
    Dongfeng Motor Group Co., Ltd. Class H                        7,176,000  10,108,546
    Dongjiang Environmental Co., Ltd. Class H                       136,599     385,734
#   Dongyue Group                                                 6,374,000   3,000,478
#*  Dynasty Fine Wines Group, Ltd.                                1,708,000     317,235
    Embry Holdings, Ltd.                                            509,000     315,303
    ENN Energy Holdings, Ltd.                                     2,010,000  11,852,242
    EVA Precision Industrial Holdings, Ltd.                       5,516,516     790,013
#   Evergrande Real Estate Group, Ltd.                           28,147,000  11,911,641
    Evergreen International Holdings, Ltd.                        1,091,000     214,026
*   Extrawell Pharmaceutical Holdings, Ltd.                       5,292,079     331,630
    Fantasia Holdings Group Co., Ltd.                             8,269,019   1,417,255
#   First Tractor Co., Ltd. Class H                               2,154,000   1,538,560
    Fosun International, Ltd.                                     6,587,285   6,357,137
#   Franshion Properties China, Ltd.                             15,908,976   5,547,074
    Fufeng Group, Ltd.                                            5,039,800   2,145,900
*   GCL-Poly Energy Holdings, Ltd.                               33,132,320  10,122,969
#   Geely Automobile Holdings, Ltd.                              14,670,000   7,413,860

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
*   Global Bio-Chem Technology Group Co., Ltd.                   10,263,600 $   793,611
#*  Global Sweeteners Holdings, Ltd.                              1,750,699     119,444
#*  Glorious Property Holdings, Ltd.                             14,327,712   2,291,547
    Goldbond Group Holdings, Ltd.                                   650,000      26,938
#   Golden Eagle Retail Group, Ltd.                               1,767,000   2,619,313
    Golden Meditech Holdings, Ltd.                                4,905,285     588,568
    Goldlion Holdings, Ltd.                                         852,866     417,002
#   GOME Electrical Appliances Holding, Ltd.                     56,205,660   8,771,034
    Good Friend International Holdings, Inc.                        487,333     166,240
#   Goodbaby International Holdings, Ltd.                         1,953,000     967,108
    Great Wall Motor Co., Ltd. Class H                            1,421,250   8,335,368
*   Great Wall Technology Co., Ltd. Class H                       1,982,000     572,640
#   Greatview Aseptic Packaging Co., Ltd.                           989,000     623,256
    Greenland Hong Kong Holdings, Ltd.                            1,112,275     785,873
#   Greentown China Holdings, Ltd.                                2,819,000   5,466,333
    Guangdong Investment, Ltd.                                    6,610,000   5,681,646
    Guangdong Land Holdings, Ltd.                                 2,823,361     754,357
    Guangshen Railway Co., Ltd. Class H                           4,042,000   2,130,137
    Guangshen Railway Co., Ltd. Sponsored ADR                        69,174   1,819,276
    Guangzhou Automobile Group Co., Ltd. Class H                  8,373,480   9,927,371
*   Guangzhou Pharmaceutical Co., Ltd. Class H                      504,000   1,821,139
    Guangzhou R&F Properties Co., Ltd.                            3,647,932   6,391,293
    Guangzhou Shipyard International Co., Ltd. Class H              856,000   1,265,260
    Guodian Technology & Environment Group Co., Ltd. Class H      2,305,000     586,148
#   Haier Electronics Group Co., Ltd.                             1,658,000   3,534,910
    Hainan Meilan International Airport Co., Ltd. Class H           596,000     629,444
    Haitian International Holdings, Ltd.                          1,424,000   3,432,508
#*  Hanergy Solar Group, Ltd.                                    48,496,000   8,253,509
    Harbin Electric Co., Ltd. Class H                             4,400,587   2,763,270
    Henderson Investment, Ltd.                                      377,000      29,659
*   Heng Tai Consumables Group, Ltd.                             18,666,383     344,417
    Hengan International Group Co., Ltd.                            922,622  11,303,036
#   Hengdeli Holdings, Ltd.                                       9,412,800   2,234,143
#*  Hi Sun Technology China, Ltd.                                 4,122,000   1,131,411
#*  Hidili Industry International Development, Ltd.               5,587,000     927,779
#   Hilong Holding, Ltd.                                          2,036,000   1,354,227
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H           1,186,000   1,114,564
    HKC Holdings, Ltd.                                           18,068,210     629,232
#   Honghua Group, Ltd.                                           5,332,000   1,623,123
    Hopefluent Group Holdings, Ltd.                                 281,973     107,934
#   Hopewell Highway Infrastructure, Ltd.                         3,740,028   1,842,786
#*  Hopson Development Holdings, Ltd.                             3,228,000   3,958,748
#   Hua Han Bio-Pharmaceutical Holdings, Ltd.                     8,502,280   1,967,471
*   Hua Lien International Holding Co., Ltd.                        558,000      33,352
#   Huabao International Holdings, Ltd.                          10,107,986   4,435,543
    Huadian Power International Co. Class H                       3,642,000   1,686,980
    Huaneng Power International, Inc. Class H                       990,000   1,029,545
#   Huaneng Power International, Inc. Sponsored ADR                 106,517   4,403,413
    Huaneng Renewables Corp., Ltd. Class H                        8,702,000   3,365,509
*   Huili Resources Group, Ltd.                                     846,000     200,609
#*  Hunan Nonferrous Metal Corp., Ltd. Class H                    6,860,000   1,902,246
*   Huscoke Resources Holdings, Ltd.                              1,967,800      23,574

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
CHINA -- (Continued)
    Hutchison Harbour Ring, Ltd.                                   1,932,000 $    151,964
    Industrial & Commercial Bank of China, Ltd. Class H          143,278,725  100,257,149
    Inspur International, Ltd.                                    10,900,000      449,824
*   Interchina Holdings Co.                                       17,127,500    1,214,731
    Intime Retail Group Co., Ltd.                                  4,194,500    4,965,780
    Jiangsu Expressway Co., Ltd. Class H                           3,082,000    3,866,950
    Jiangxi Copper Co., Ltd. Class H                               4,793,000    9,201,461
#*  Jinchuan Group International Resources Co., Ltd.               1,394,000      208,355
    Jingwei Textile Machinery Class H                              1,000,000      660,959
#   Ju Teng International Holdings, Ltd.                           4,202,090    3,057,003
    Jutal Offshore Oil Services, Ltd.                                958,000      188,951
*   Kai Yuan Holdings, Ltd.                                       16,790,000      411,761
*   Kaisa Group Holdings, Ltd.                                     9,613,684    2,930,345
*   Kasen International Holdings, Ltd.                               258,000       47,709
    Kingboard Chemical Holdings, Ltd.                              3,527,166    9,179,798
    Kingboard Laminates Holdings, Ltd.                             4,742,984    1,956,378
#*  Kingdee International Software Group Co., Ltd.                 7,411,600    2,389,194
#   Kingsoft Corp., Ltd.                                           2,757,000    6,840,315
    Kunlun Energy Co., Ltd.                                        5,688,000    9,319,433
    KWG Property Holding, Ltd.                                     6,389,144    4,161,105
#   Labixiaoxin Snacks Group, Ltd.                                 1,041,000      539,428
    Lai Fung Holdings, Ltd.                                       24,807,000      623,291
    Le Saunda Holdings, Ltd.                                       1,134,000      517,687
    Lee & Man Chemical Co., Ltd.                                     821,339      370,549
    Lee & Man Paper Manufacturing, Ltd.                            7,007,200    5,016,569
#   Lenovo Group, Ltd.                                             7,772,000    8,305,338
*   Leoch International Technology, Ltd.                             907,000      106,436
#*  Li Ning Co., Ltd.                                              5,147,000    4,686,364
#   Lianhua Supermarket Holdings Co., Ltd. Class H                 1,999,200    1,282,953
    Lijun International Pharmaceutical Holding, Ltd.               7,206,000    1,945,216
    Lingbao Gold Co., Ltd. Class H                                 1,494,000      327,111
*   LK Technology Holdings, Ltd.                                     712,500      140,702
    Longfor Properties Co., Ltd.                                   3,160,500    5,165,167
*   Lonking Holdings, Ltd.                                        11,388,000    2,306,782
*   Loudong General Nice Resources China Holdings, Ltd.            5,239,309      344,190
*   Luoyang Glass Co., Ltd. Class H                                  234,000       42,246
#*  Maanshan Iron & Steel Class H                                  9,168,000    2,340,742
*   Madex International Holdings, Ltd.                             1,260,000       21,294
    Magic Holdings International, Ltd.                             1,556,000    1,230,336
    Maoye International Holdings, Ltd.                             6,702,000    1,286,813
#*  Metallurgical Corp. of China, Ltd. Class H                    11,645,000    2,389,021
#   Microport Scientific Corp.                                     1,233,000      836,652
#   MIE Holdings Corp.                                             4,104,000      879,292
    MIN XIN Holdings, Ltd.                                           596,000      315,359
#*  Mingfa Group International Co., Ltd.                           4,441,000    1,202,641
*   Mingyuan Medicare Development Co., Ltd.                        4,480,000      106,976
#   Minmetals Land, Ltd.                                           6,023,644      862,311
    Minth Group, Ltd.                                              2,171,000    4,541,391
#*  MMG, Ltd.                                                      8,308,000    1,851,626
*   Nan Hai Corp., Ltd.                                           61,300,000      514,033
    Nanjing Panda Electronics Co., Ltd. Class H                      814,000      378,796
    Nature Flooring Holding Co., Ltd.                                654,000      118,977

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
#   NetDragon Websoft, Inc.                                         334,456 $   769,737
#*  New China Life Insurance Co., Ltd. Class H                    1,287,000   3,628,026
    New World China Land, Ltd.                                   10,141,700   5,581,493
    New World Department Store China, Ltd.                        2,112,538   1,220,946
#   Nine Dragons Paper Holdings, Ltd.                             8,532,000   7,028,681
*   North Mining Shares Co., Ltd.                                10,450,000     465,179
    NVC Lighting Holdings, Ltd.                                   6,878,000   1,676,284
    O-Net Communications Group, Ltd.                              1,503,000     284,821
    Overseas Chinese Town Asia Holdings, Ltd.                       357,817     161,533
    Pacific Online, Ltd.                                            748,195     347,627
#   Parkson Retail Group, Ltd.                                    5,783,500   1,977,997
*   PAX Global Technology, Ltd.                                     577,000     244,812
#   Peak Sport Products Co., Ltd.                                 3,192,000     732,834
*   PetroAsian Energy Holdings, Ltd.                              6,124,000     128,166
#   PetroChina Co., Ltd. ADR                                        229,733  26,021,857
    PetroChina Co., Ltd. Class H                                 17,860,000  20,338,622
    Phoenix Satellite Television Holdings, Ltd.                   2,500,000     880,457
    PICC Property & Casualty Co., Ltd. Class H                    5,208,360   7,946,367
#   Ping An Insurance Group Co. of China, Ltd. Class H            2,339,000  18,443,608
    Poly Property Group Co., Ltd.                                10,837,068   6,672,053
    Ports Design, Ltd.                                            1,736,000   1,292,795
*   Pou Sheng International Holdings, Ltd.                        3,881,609     205,075
    Powerlong Real Estate Holdings, Ltd.                          5,280,715   1,097,600
#   Prince Frog International Holdings, Ltd.                        614,000     369,049
#*  Prosperity International Holdings HK, Ltd.                    4,900,000     186,496
#   Qingling Motors Co., Ltd. Class H                             1,688,000     518,235
    Qunxing Paper Holdings Co., Ltd.                                854,211     222,339
*   Real Gold Mining, Ltd.                                          640,000     115,568
#   Real Nutriceutical Group, Ltd.                                4,279,000   1,109,259
    Regent Manner International Holdings, Ltd.                    2,926,000     505,474
#*  Renhe Commercial Holdings Co., Ltd.                          53,235,077   2,995,000
    REXLot Holdings, Ltd.                                        40,047,436   3,513,565
*   Richly Field China Development, Ltd.                          5,210,000          --
    Road King Infrastructure, Ltd.                                1,092,000   1,100,379
    Royale Furniture Holdings, Ltd.                               1,746,750      91,303
    Samson Holding, Ltd.                                          4,087,000     568,758
    Sany Heavy Equipment International Holdings Co., Ltd.         4,530,500   1,313,940
    Sateri Holdings, Ltd.                                            23,000       4,458
#*  Semiconductor Manufacturing International Corp.              88,127,955   6,519,491
#*  Semiconductor Manufacturing International Corp. ADR             162,983     596,518
    Shandong Chenming Paper Holdings, Ltd. Class H                1,952,022     798,164
    Shandong Molong Petroleum Machinery Co., Ltd. Class H         1,181,728     399,158
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H       3,088,000   2,891,662
#   Shanghai Electric Group Co., Ltd. Class H                     9,474,000   3,335,387
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H           618,000   1,396,148
    Shanghai Industrial Holdings, Ltd.                            2,296,000   7,547,527
#*  Shanghai Industrial Urban Development Group, Ltd.             7,885,025   1,953,781
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
    Class H                                                       6,756,000   1,630,797
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H            1,531,800   3,171,007
    Shanghai Prime Machinery Co., Ltd. Class H                    1,820,000     213,625
*   Shanghai Zendai Property, Ltd.                                6,120,000     120,326
    Shengli Oil & Gas Pipe Holdings, Ltd.                         4,210,500     228,310

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
#   Shenguan Holdings Group, Ltd.                                 3,420,000 $ 1,527,469
    Shenzhen Expressway Co., Ltd. Class H                         3,044,000   1,287,906
    Shenzhen International Holdings, Ltd.                        44,621,949   5,466,779
#   Shenzhen Investment, Ltd.                                    14,728,455   5,893,548
    Shenzhou International Group Holdings, Ltd.                     931,000   3,192,053
#   Shimao Property Holdings, Ltd.                                5,344,683  13,391,281
*   Shougang Concord Century Holdings, Ltd.                         360,433      14,379
#*  Shougang Concord International Enterprises Co., Ltd.         24,674,100   1,224,161
#   Shougang Fushan Resources Group, Ltd.                        17,696,461   5,936,331
    Shui On Land, Ltd.                                           19,218,276   6,678,027
    Sichuan Expressway Co., Ltd. Class H                          3,480,000   1,036,961
    Sihuan Pharmaceutical Holdings Group, Ltd.                    6,967,000   5,191,102
*   Sijia Group Co.                                                 893,399     157,869
    Silver Grant International                                    4,466,000     610,283
#*  SIM Technology Group, Ltd.                                    5,367,000     225,073
    Sino Biopharmaceutical                                        7,423,999   5,208,763
*   Sino Dragon New Energy Holdings, Ltd.                         2,728,000     103,702
#*  Sino Oil And Gas Holdings, Ltd.                              53,867,234   1,475,224
#   Sino-Ocean Land Holdings, Ltd.                               15,782,220  10,007,505
    Sinofert Holdings, Ltd.                                      11,546,673   1,874,815
*   Sinolink Worldwide Holdings, Ltd.                             3,813,492     373,772
    SinoMedia Holding, Ltd.                                         928,258     858,631
#   Sinopec Kantons Holdings, Ltd.                                3,276,000   2,988,596
    Sinopec Shanghai Petrochemical Co., Ltd. Class H              4,443,000   1,173,457
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR           26,615   1,031,597
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H              3,470,000     961,354
    Sinopharm Group Co., Ltd. Class H                             2,169,600   5,862,614
*   Sinopoly Battery, Ltd.                                       18,880,000     900,948
#   Sinotrans Shipping, Ltd.                                      7,393,500   2,431,610
    Sinotrans, Ltd. Class H                                       7,912,000   1,949,197
    Sinotruk Hong Kong, Ltd.                                      3,586,500   1,878,082
    SITC International Holdings Co., Ltd.                         1,253,000     531,404
    Skyworth Digital Holdings, Ltd.                               9,617,839   4,665,680
*   SMI Corp., Ltd.                                               9,644,000     247,886
#   SOHO China, Ltd.                                              8,325,339   7,308,617
*   Solargiga Energy Holdings, Ltd.                               9,232,000     440,624
    Sparkle Roll Group, Ltd.                                      6,520,000     437,685
    Springland International Holdings, Ltd.                         954,000     522,001
*   SRE Group, Ltd.                                              14,737,714     531,451
    Sun Art Retail Group, Ltd.                                    2,977,500   4,869,324
#   Sunac China Holdings, Ltd.                                    7,895,000   5,478,745
#   Sunny Optical Technology Group Co., Ltd.                      1,836,000   1,787,727
*   Superb Summit International Group, Ltd.                       1,350,000      59,198
    TCC International Holdings, Ltd.                              5,291,997   1,958,739
*   TCL Communication Technology Holdings, Ltd.                   2,429,100   2,211,303
    TCL Multimedia Technology Holdings, Ltd.                      2,687,200   1,106,229
*   Tech Pro Technology Development, Ltd.                         2,962,000   1,428,598
    Tencent Holdings, Ltd.                                          970,900  52,968,595
#   Texhong Textile Group, Ltd.                                   1,314,000   2,299,160
    Tian An China Investment                                        896,357     739,830
    Tian Shan Development Holdings, Ltd.                          1,238,000     413,524
#   Tiangong International Co., Ltd.                              6,214,056   1,594,577

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
CHINA -- (Continued)
    Tianjin Capital Environmental Protection Group Co., Ltd.
    Class H                                                       1,310,000 $   530,602
#*  Tianjin Development Hldgs, Ltd.                               1,873,800   1,244,605
    Tianjin Jinran Public Utilities Co., Ltd. Class H               640,000     169,647
    Tianjin Port Development Holdings, Ltd.                       9,809,200   1,707,675
#   Tianneng Power International, Ltd.                            3,437,952   1,298,645
#   Tingyi Cayman Islands Holding Corp.                           2,444,000   6,904,841
    Tomson Group, Ltd.                                            1,005,277     311,403
#   Tong Ren Tang Technologies Co., Ltd. Class H                    802,000   2,431,550
*   Tonic Industries Holdings, Ltd.                                 382,000     113,543
*   Tonly Electronics Holdings, Ltd.                                268,720     158,397
    Towngas China Co., Ltd.                                       3,777,000   3,728,313
    TPV Technology, Ltd.                                          3,716,578     786,411
    Travelsky Technology, Ltd. Class H                            3,595,938   3,075,605
    Trigiant Group, Ltd.                                            602,000     228,281
*   Trony Solar Holdings Co., Ltd.                                2,133,000     173,325
#   Truly International Holdings                                  4,789,000   3,056,548
    Tsingtao Brewery Co., Ltd. Class H                              530,000   4,336,992
#   Uni-President China Holdings, Ltd.                            2,423,090   2,414,781
#*  United Energy Group, Ltd.                                     8,091,550   1,264,510
#   Vinda International Holdings, Ltd.                            1,745,000   2,479,819
#*  VODone, Ltd.                                                 16,894,600   1,459,785
    Want Want China Holdings, Ltd.                                7,429,000  11,384,396
    Wasion Group Holdings, Ltd.                                   2,466,000   1,544,955
    Weichai Power Co., Ltd. Class H                               1,500,280   6,005,042
    Weiqiao Textile Co. Class H                                   2,338,500   1,425,988
    Welling Holding, Ltd.                                         4,766,000   1,001,942
#   West China Cement, Ltd.                                      13,020,000   1,946,996
*   Winsway Coking Coal Holdings, Ltd.                            7,093,000     539,154
*   Winteam Pharmaceutical Group, Ltd.                              738,000     332,251
    Wumart Stores, Inc. Class H                                     861,000   1,433,836
    Xiamen International Port Co., Ltd. Class H                   5,097,338     690,590
    Xiangyu Dredging Holdings, Ltd.                               1,227,000     313,175
    Xingda International Holdings, Ltd.                           4,663,000   2,833,535
    Xinhua Winshare Publishing and Media Co., Ltd. Class H          786,000     461,600
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H      2,238,200   2,285,067
#*  Xinjiang Xinxin Mining Industry Co., Ltd. Class H             3,677,000     577,464
#   Xiwang Property Holdings Co., Ltd.                            1,750,005     250,323
    XTEP International Holdings                                   3,155,500   1,555,161
#*  Yanchang Petroleum International, Ltd.                       18,410,000     807,644
    Yantai North Andre Juice Co. Class H                            134,500      33,549
#   Yanzhou Coal Mining Co., Ltd. Class H                         5,856,000   6,066,953
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                     210,602   2,158,671
    Yingde Gases Group Co., Ltd.                                  2,726,500   2,791,980
    Yip's Chemical Holdings, Ltd.                                 1,266,000   1,063,867
    Youyuan International Holdings, Ltd.                            941,600     273,857
    Yuanda China Holdings, Ltd.                                   2,714,000     230,790
    Yuexiu Property Co., Ltd.                                    27,238,800   7,592,883
    Yuexiu Transport Infrastructure, Ltd.                         2,753,415   1,444,946
    Yuzhou Properties Co.                                         4,513,800   1,106,484
    Zall Development Group, Ltd.                                  1,213,000     492,862
#   Zhaojin Mining Industry Co., Ltd.                             2,924,666   2,350,792
    Zhejiang Expressway Co., Ltd. Class H                         4,358,000   3,978,700

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ---------- --------------
CHINA -- (Continued)
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         512,400 $      309,224
*   Zhong An Real Estate, Ltd.                                    1,959,444        388,811
#   Zhongsheng Group Holdings, Ltd.                               1,896,000      3,020,280
*   Zhuguang Holdings Group Co., Ltd.                               757,242        225,462
    Zhuzhou CSR Times Electric Co., Ltd. Class H                  1,175,250      4,172,955
#   Zijin Mining Group Co., Ltd. Class H                         16,988,000      3,956,521
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.      5,703,800      5,276,253
#*  ZTE Corp. Class H                                             1,801,460      3,925,981
                                                                            --------------
TOTAL CHINA                                                                  1,950,799,658
                                                                            --------------
COLOMBIA -- (0.5%)
    Almacenes Exito SA                                              667,286     11,178,147
    Banco de Bogota SA                                               32,536      1,152,304
    Bancolombia SA                                                  365,871      5,046,230
#   Bancolombia SA Sponsored ADR                                    258,091     14,486,648
    Cementos Argos SA                                               874,539      4,616,823
    Constructora Conconcreto SA                                      19,345         14,312
    Ecopetrol SA                                                    770,650      1,832,602
#   Ecopetrol SA Sponsored ADR                                      410,257     19,429,772
    Empresa de Energia de Bogota SA                               2,552,194      2,144,418
    Empresa de Telecomunicaciones de Bogota                         290,173         59,496
*   Fabricato SA                                                  9,525,507         72,233
    Grupo Aval Acciones y Valores                                   654,024        459,668
    Grupo de Inversiones Suramericana SA                             10,000        198,166
    Grupo Nutresa SA                                                 63,695        908,799
    Grupo Odinsa SA                                                  10,339         47,205
    Interconexion Electrica SA ESP                                1,167,081      5,772,652
    Isagen SA ESP                                                 3,190,278      5,091,362
    Mineros SA                                                       17,511         31,508
                                                                            --------------
TOTAL COLOMBIA                                                                  72,542,345
                                                                            --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                                        447,704     12,883,438
    Fortuna Entertainment Group NV                                   27,292        160,580
    Komercni Banka A.S.                                              68,764     17,033,391
    Pegas Nonwovens SA                                               50,256      1,559,746
    Philip Morris CR A.S.                                             1,526        867,952
    Telefonica Czech Republic A.S.                                  369,112      6,018,529
*   Unipetrol A.S.                                                  199,690      1,789,610
                                                                            --------------
TOTAL CZECH REPUBLIC                                                            40,313,246
                                                                            --------------
EGYPT -- (0.0%)
#   Commercial International Bank Egypt S.A.E. GDR                  572,386      3,310,449
*   Egyptian Financial Group-Hermes Holding GDR                      13,261         25,765
*   GLOBAL TELECOM HOLDING GDR GDR                                1,049,224      3,550,760
                                                                            --------------
TOTAL EGYPT                                                                      6,886,974
                                                                            --------------
HONG KONG -- (0.0%)
*   China Water Industry Group, Ltd.                              1,000,000        186,927
*   Coslight Technology International Group, Ltd.                   436,000        251,465
*   FU JI Food and Catering Services Holdings, Ltd.                  19,500          4,077

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
*   Newton Resources, Ltd.                                         494,000 $    36,324
    World Wide Touch Technology Holdings, Ltd.                   4,080,000     294,899
                                                                           -----------
TOTAL HONG KONG                                                                773,692
                                                                           -----------
HUNGARY -- (0.3%)
*   CIG Pannonia Life Insurance P.L.C. Class A                       5,747       5,798
*   Danubius Hotel and SpA P.L.C.                                    6,208     135,623
#*  FHB Mortgage Bank P.L.C.                                        72,566     118,398
    Magyar Telekom Telecommunications P.L.C.                     1,803,814   2,473,340
#   Magyar Telekom Telecommunications P.L.C. Sponsored ADR          36,206     248,373
    MOL Hungarian Oil and Gas P.L.C.                               102,103   6,981,172
    OTP Bank P.L.C.                                              1,067,617  22,147,905
*   PannErgy                                                        73,661     100,078
    Richter Gedeon Nyrt                                            393,615   7,484,722
                                                                           -----------
TOTAL HUNGARY                                                               39,695,409
                                                                           -----------
INDIA -- (6.1%)
*   3M India, Ltd.                                                   3,252     174,962
    Aban Offshore, Ltd.                                            119,942     496,835
    ABB, Ltd.                                                      139,711   1,420,441
*   ABG Shipyard, Ltd.                                              91,062     432,391
    ACC, Ltd.                                                      237,681   4,387,136
    Adani Enterprises, Ltd.                                        848,716   2,863,585
    Adani Ports and Special Economic Zone                        1,240,876   2,931,519
*   Adani Power, Ltd.                                            3,327,730   1,758,232
    Aditya Birla Nuvo, Ltd.                                        187,345   3,726,116
*   Advanta Ltd.                                                    60,475     111,808
    Agro Tech Foods, Ltd.                                           29,766     251,348
    AIA Engineering, Ltd.                                           42,137     266,382
    Ajanta Pharma, Ltd.                                             50,781     731,214
    Ajmera Realty & Infra India, Ltd.                                8,654       7,888
    Akzo Nobel India, Ltd.                                          32,864     445,655
    Alembic Pharmaceuticals, Ltd.                                  336,138   1,085,623
    Allahabad Bank                                                 638,448     951,448
    Allcargo Logistics, Ltd.                                         4,494       6,738
*   Alok Industries, Ltd.                                        5,583,532     721,992
    Alstom India, Ltd.                                              86,696     491,489
    Amara Raja Batteries, Ltd.                                     228,595   1,166,581
    Ambuja Cements, Ltd.                                         2,851,193   8,682,733
    Amtek Auto, Ltd.                                               402,375     424,169
    Amtek India, Ltd.                                               45,529      47,838
    Anant Raj, Ltd.                                                942,384     848,683
    Andhra Bank                                                    800,327     763,682
*   Andhra Pradesh Paper Mills                                      13,196      60,409
    Apollo Hospitals Enterprise, Ltd.                              277,636   4,083,210
    Apollo Tyres, Ltd.                                             721,370     800,903
    Arvind, Ltd.                                                 1,323,955   2,290,708
*   Asahi India Glass, Ltd.                                         99,585      70,543
    Ashok Leyland, Ltd.                                          7,079,949   1,990,702
    Asian Hotels East, Ltd.                                          2,605       5,798
    Asian Paints, Ltd.                                             560,209   4,904,740
    Atul, Ltd.                                                       2,501      15,360

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Aurobindo Pharma, Ltd.                                         686,000 $ 2,416,927
    Automotive Axles, Ltd.                                           5,791      24,839
    Axis Bank, Ltd.                                                897,752  17,875,322
    Bajaj Auto, Ltd.                                               179,797   6,228,553
    Bajaj Corp., Ltd.                                               52,509     209,219
    Bajaj Electricals, Ltd.                                        177,191     476,198
    Bajaj Finance, Ltd.                                             28,762     637,813
    Bajaj Finserv, Ltd.                                            199,581   2,080,872
    Bajaj Hindusthan, Ltd.                                       1,058,501     233,684
    Bajaj Holdings and Investment, Ltd.                            119,916   1,612,834
    Balkrishna Industries, Ltd.                                     25,755     115,422
    Ballarpur Industries, Ltd.                                     987,559     206,166
    Balmer Lawrie & Co., Ltd.                                       34,281     172,551
    Balrampur Chini Mills, Ltd.                                    806,959     538,346
    Bank of Baroda                                                 410,912   4,310,935
    Bank of India                                                  634,701   2,186,411
    Bank Of Maharashtra                                            479,162     306,959
    Bannari Amman Sugars, Ltd.                                       3,050      37,270
    BASF India, Ltd.                                                32,250     313,773
    Bata India, Ltd.                                                51,094     758,831
    BEML, Ltd.                                                      51,423     157,287
    Berger Paints India, Ltd.                                      450,282   1,679,733
    BGR Energy Systems, Ltd.                                        98,529     185,266
    Bharat Electronics, Ltd.                                        57,139     979,294
    Bharat Forge, Ltd.                                             428,158   2,076,566
    Bharat Heavy Electricals, Ltd.                               2,219,059   5,092,145
    Bharat Petroleum Corp., Ltd.                                   617,092   3,603,354
    Bharti Airtel, Ltd.                                          1,792,152  10,679,416
    Bhushan Steel, Ltd.                                            323,573   2,529,150
    Biocon, Ltd.                                                   319,556   1,795,988
    Birla Corp., Ltd.                                               48,901     171,018
    Blue Dart Express, Ltd.                                         10,046     459,961
    Blue Star, Ltd.                                                 97,482     239,970
    Bombay Dyeing & Manufacturing Co., Ltd.                        571,198     635,082
*   Bombay Rayon Fashions, Ltd.                                     14,294      44,417
    Bosch, Ltd.                                                     17,210   2,459,498
    Brigade Enterprises, Ltd.                                       20,588      18,696
    Britannia Industries, Ltd.                                     149,197   2,276,617
    Cadila Healthcare, Ltd.                                        147,940   1,588,612
    Cairn India, Ltd.                                            1,205,004   6,257,575
    Canara Bank                                                    487,383   2,053,401
    Capital First, Ltd.                                             73,894     184,318
    Carborundum Universal, Ltd.                                    136,424     251,542
    Central Bank Of India                                        1,200,049   1,063,030
    Century Plyboards India, Ltd.                                   85,287      38,631
    Century Textiles & Industries, Ltd.                            237,254   1,054,898
    CESC, Ltd.                                                     403,869   2,449,562
    Chambal Fertilizers & Chemicals, Ltd.                          701,330     396,603
*   Chennai Petroleum Corp., Ltd.                                  129,610     110,932
    Cholamandalam Investment and Finance Co., Ltd.                  56,126     208,641
    Cipla, Ltd.                                                  1,275,455   8,582,842
    City Union Bank, Ltd.                                        1,034,709     810,473

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
INDIA -- (Continued)
    Clariant Chemicals India, Ltd.                                  32,424 $  310,102
    Claris Lifesciences, Ltd.                                        2,650      7,618
    CMC, Ltd.                                                       28,513    625,904
    Colgate-Palmolive India, Ltd.                                   88,176  1,776,927
    Container Corp. Of India                                       200,268  2,473,263
*   Core Education & Technologies, Ltd.                            103,520     31,973
    Coromandel International, Ltd.                                 276,372    996,933
    Corp. Bank                                                     181,716    846,429
    Cox & Kings, Ltd.                                               10,358     15,470
    Crompton Greaves, Ltd.                                       1,766,235  3,033,689
    Cummins India, Ltd.                                            224,115  1,441,777
    Dabur India, Ltd.                                              799,230  2,310,349
    Dalmia Bharat, Ltd.                                             31,411     61,442
    DB Corp., Ltd.                                                  44,890    193,235
*   DB Realty, Ltd.                                                468,282    465,049
    DCM Shriram Consolidated                                       112,921    101,710
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                115,148    196,471
    Delta Corp., Ltd.                                              741,177  1,056,513
*   DEN Networks, Ltd.                                             234,386    564,220
    Dena Bank                                                      234,217    204,398
*   Development Credit Bank, Ltd.                                1,228,069  1,023,554
    Dewan Housing Finance Corp., Ltd.                              108,094    269,335
*   Dish TV India, Ltd.                                          1,829,109  1,596,328
    Divi's Laboratories, Ltd.                                      158,842  2,511,263
    DLF, Ltd.                                                    1,911,945  4,711,814
    Dr Reddy's Laboratories, Ltd.                                  127,542  5,039,745
#   Dr Reddy's Laboratories, Ltd. ADR                              175,242  6,948,345
    Dredging Corp. Of India, Ltd.                                   24,595    101,332
    eClerx Services, Ltd.                                           15,997    258,593
    Edelweiss Financial Services, Ltd.                             357,029    176,988
*   Educomp Solutions, Ltd.                                        248,783     96,539
    Eicher Motors, Ltd.                                             29,506  1,899,881
    EID Parry India, Ltd.                                          205,741    478,573
    EIH, Ltd.                                                      412,222    368,634
    Elder Pharmaceuticals, Ltd.                                     35,847    184,032
    Electrosteel Castings, Ltd.                                    264,725     58,495
*   Electrosteel Steels, Ltd.                                       48,436      2,958
    Elgi Equipments, Ltd.                                           52,370     68,398
    Emami, Ltd.                                                    136,814  1,104,116
    Engineers India, Ltd.                                          259,695    747,413
    Entertainment Network India, Ltd.                               42,882    223,506
*   Era Infra Engineering, Ltd.                                    368,450    227,263
    Eros International Media, Ltd.                                 154,905    397,545
    Escorts, Ltd.                                                  393,253    618,774
    Ess Dee Aluminium, Ltd.                                        101,767    840,596
*   Essar Oil, Ltd.                                              1,611,283  1,365,445
    Essar Ports, Ltd.                                              201,111    199,659
*   Essar Shipping, Ltd.                                            67,656     19,612
    Essel Propack, Ltd.                                             79,134     55,221
    Exide Industries, Ltd.                                       1,017,404  2,062,397
    FAG Bearings India, Ltd.                                        15,456    338,532
    FDC, Ltd.                                                      248,629    357,995

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CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Federal Bank, Ltd.                                           3,547,580 $ 4,758,724
*   Federal-Mogul Goetze India, Ltd.                                18,608      59,590
    Financial Technologies India, Ltd.                             153,462     433,167
    Finolex Cables, Ltd.                                            94,015      92,552
    Finolex Industries, Ltd.                                       210,554     441,248
*   Firstsource Solutions, Ltd.                                     34,033      11,468
*   Fortis Healthcare, Ltd.                                        546,923     872,650
*   Fresenius Kabi Oncology, Ltd.                                   76,306     160,711
*   Future Lifestyle Fashions, Ltd.                                  6,032       6,969
    Future Retail, Ltd.                                              8,100      10,015
*   Future Ventures India, Ltd.                                    103,296       9,862
    GAIL India, Ltd.                                             1,288,652   7,383,642
    Gammon India, Ltd.                                             141,648      30,589
*   Gammon Infrastructure Projects, Ltd.                           231,293      28,679
    Gateway Distriparks, Ltd.                                      220,259     407,800
    Gillette India, Ltd.                                            10,795     366,433
*   Gitanjali Gems, Ltd.                                           286,011     303,100
    GlaxoSmithKline Consumer Healthcare, Ltd.                        7,626     571,263
    GlaxoSmithKline Pharmaceuticals, Ltd.                           48,197   1,904,813
    Glenmark Pharmaceuticals, Ltd.                                 216,712   1,978,576
    GMR Infrastructure, Ltd.                                     5,599,096   1,974,322
    Godfrey Phillips India, Ltd.                                     5,046     215,175
    Godrej Consumer Products, Ltd.                                 207,232   2,918,714
    Godrej Industries, Ltd.                                        355,326   1,701,466
    Godrej Properties, Ltd.                                         57,333     341,190
*   Gokul Refoils & Solvent, Ltd.                                   47,003      13,738
    Graphite India, Ltd.                                           130,506     160,302
    Grasim Industries, Ltd.                                         28,007   1,281,918
    Gravita India, Ltd.                                             24,534      10,430
    Great Eastern Shipping Co., Ltd. (The)                         259,490   1,175,287
    Greaves Cotton, Ltd.                                           286,743     279,664
    Grindwell Norton, Ltd.                                          11,963      49,123
    Gruh Finance, Ltd.                                              62,690     236,091
*   GTL Infrastructure, Ltd.                                     1,083,313      28,222
    Gujarat Alkalies & Chemicals, Ltd.                             142,039     372,144
    Gujarat Fluorochemicals, Ltd.                                   76,058     307,482
    Gujarat Gas Co., Ltd.                                           28,606     134,441
    Gujarat Industries Power Co., Ltd.                              54,408      53,827
    Gujarat Mineral Development Corp., Ltd.                        312,971     523,649
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.           222,750     223,188
*   Gujarat NRE Coke, Ltd.                                       1,308,535     277,083
*   Gujarat Pipavav Port, Ltd.                                      39,527      32,117
    Gujarat State Fertilisers & Chemicals, Ltd.                    513,825     499,083
    Gujarat State Petronet, Ltd.                                   694,541     632,315
    Gulf Oil Corp., Ltd.                                            55,926      71,918
*   GVK Power & Infrastructure, Ltd.                             6,054,079     713,908
*   Hathway Cable & Datacom, Ltd.                                  224,118   1,037,781
    Havells India, Ltd.                                            203,643   2,454,694
    HBL Power Systems, Ltd.                                        125,202      19,163
*   HCL Infosystems, Ltd.                                          487,859     186,501
    HCL Technologies, Ltd.                                         621,706  11,060,025
    HDFC Bank, Ltd.                                              2,994,559  33,307,680

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    HEG, Ltd.                                                       32,827 $    91,918
*   HeidelbergCement India, Ltd.                                   161,619      98,560
    Hero Motocorp, Ltd.                                             99,796   3,363,612
*   Hexa Tradex, Ltd.                                               69,387      15,825
    Hexaware Technologies, Ltd.                                  1,419,762   3,058,842
*   Himachal Futuristic Communications, Ltd.                     1,610,084     223,840
    Himadri Chemicals & Industries, Ltd.                            17,764       4,434
    Hindalco Industries, Ltd.                                    6,024,915  11,298,915
    Hinduja Global Solutions, Ltd.                                  10,967      66,425
    Hinduja Ventures, Ltd.                                          10,967      47,536
*   Hindustan Construction Co., Ltd.                             2,613,935     602,351
*   Hindustan Oil Exploration Co., Ltd.                            131,920      77,220
    Hindustan Petroleum Corp., Ltd.                                304,799     997,716
    Honeywell Automation India, Ltd.                                 7,379     297,025
*   Hotel Leela Venture, Ltd.                                      365,088      93,022
*   Housing Development & Infrastructure, Ltd.                   2,048,621   1,424,849
    HSIL, Ltd.                                                      81,520     108,100
    HT Media, Ltd.                                                 103,911     139,801
    ICICI Bank, Ltd.                                                30,273     549,636
    ICICI Bank, Ltd. Sponsored ADR                                 621,150  23,181,318
    ICRA, Ltd.                                                       4,961     105,562
    IDBI Bank, Ltd.                                              1,045,740   1,150,331
    Idea Cellular, Ltd.                                          2,571,943   7,202,058
    IDFC, Ltd.                                                   1,943,833   3,359,314
    IFCI, Ltd.                                                   1,168,454     463,241
    IL&FS Transportation Networks, Ltd.                              3,561       6,257
    India Cements, Ltd.                                          1,224,839     996,072
    India Infoline, Ltd.                                           788,353     730,637
    Indiabulls Housing Finance, Ltd.                               378,779   1,301,957
*   Indiabulls Infrastructure and Power, Ltd.                    2,185,548     129,664
    Indiabulls Real Estate, Ltd.                                   740,864     756,521
    Indian Bank                                                    373,289     512,068
    Indian Hotels Co., Ltd.                                      1,574,156   1,255,139
    Indian Oil Corp., Ltd.                                       1,181,824   3,898,508
    Indian Overseas Bank                                           980,600     812,920
    Indo Rama Synthetics India                                      45,998      14,149
    Indoco Remedies, Ltd.                                           19,035      25,171
    Indraprastha Gas, Ltd.                                         288,028   1,289,375
    IndusInd Bank, Ltd.                                            878,135   6,357,310
    Info Edge India, Ltd.                                           77,121     490,019
    Infosys, Ltd.                                                  225,217  11,992,569
#   Infosys, Ltd. Sponsored ADR                                    669,643  35,531,258
    Infotech Enterprises, Ltd.                                      89,648     366,795
    ING Vysya Bank, Ltd.                                            84,082     807,178
    Ingersoll-Rand India, Ltd.                                      31,787     171,733
    Ipca Laboratories, Ltd.                                        147,825   1,635,375
    IRB Infrastructure Developers, Ltd.                            592,711     774,544
    ITC, Ltd.                                                    3,176,080  17,261,201
*   IVRCL, Ltd.                                                  1,129,390     240,327
    Jagran Prakashan, Ltd.                                         171,172     237,953
    Jai Corp., Ltd.                                                342,070     278,991
    Jain Irrigation Systems, Ltd.                                1,538,183   1,673,980

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Jaiprakash Associates, Ltd.                                  5,102,118 $ 3,954,944
*   Jaiprakash Power Ventures, Ltd.                              2,869,752     859,330
    Jammu & Kashmir Bank, Ltd.                                     110,810   2,366,811
    Jaypee Infratech, Ltd.                                         415,878     121,178
    JB Chemicals & Pharmaceuticals, Ltd.                            70,265     115,995
    JBF Industries, Ltd.                                            72,755      96,037
*   Jet Airways India, Ltd.                                         98,557     546,088
    Jindal Drilling & Industries, Ltd.                              14,415      40,497
    Jindal Poly Films, Ltd.                                         71,897     163,338
*   Jindal Poly Investments and Finance Co., Ltd.                   17,974       1,521
    Jindal Saw, Ltd.                                               555,926     431,069
*   Jindal Stainless, Ltd.                                         175,981     109,790
    Jindal Steel & Power, Ltd.                                   1,372,251   5,375,145
    JK Cement, Ltd.                                                 33,304     105,016
    JK Lakshmi Cement, Ltd.                                        166,585     182,370
    JM Financial, Ltd.                                           1,709,961     774,768
    JSW Energy, Ltd.                                             2,552,391   1,925,526
    JSW Steel, Ltd.                                                537,269   7,528,043
*   Jubilant Foodworks, Ltd.                                       104,875   2,075,509
    Jubilant Life Sciences, Ltd.                                   137,636     223,530
    Jyothy Laboratories, Ltd.                                      229,782     695,941
    Kajaria Ceramics, Ltd.                                         116,351     457,011
    Kakinada Fertilizers, Ltd.                                     245,677      44,814
    Kalpataru Power Transmission, Ltd.                             107,844     136,234
    Kansai Nerolac Paints, Ltd.                                      1,881      35,209
    Karnataka Bank, Ltd.                                           633,621   1,046,337
    Karur Vysya Bank, Ltd.                                         111,785     623,231
    Kaveri Seed Co., Ltd.                                           19,313     499,823
    KEC International, Ltd.                                        301,608     177,904
    Kesoram Industries, Ltd.                                       100,387      99,329
    Kewal Kiran Clothing, Ltd.                                          41         635
    Kirloskar Brothers, Ltd.                                         2,275       5,746
    Kirloskar Industries, Ltd.                                         867       3,614
    Kirloskar Oil Engines, Ltd.                                     83,823     203,923
    Kotak Mahindra Bank, Ltd.                                    1,088,468  13,349,319
    KPIT Cummins Infosystems, Ltd.                                 608,124   1,443,720
    KSB Pumps, Ltd.                                                 13,268      51,918
*   KSK Energy Ventures, Ltd.                                       42,495      41,265
    Lakshmi Machine Works, Ltd.                                     15,110     578,212
    Lakshmi Vilas Bank, Ltd.                                       199,284     237,431
*   Lanco Infratech, Ltd.                                        2,816,098     281,316
    Larsen & Toubro, Ltd.                                        1,182,208  18,715,492
    Larsen & Toubro, Ltd. GDR                                       22,185     339,723
    LIC Housing Finance, Ltd.                                      531,645   1,946,599
    Lupin, Ltd.                                                    253,549   3,653,951
    Madras Cements, Ltd.                                           351,477   1,014,452
*   Mahanagar Telephone Nigam                                      776,010     181,299
*   Mahanagar Telephone Nigam ADR                                   32,600      12,714
    Maharashtra Seamless, Ltd.                                      86,693     224,177
    Mahindra & Mahindra Financial Services, Ltd.                   423,025   1,952,869
    Mahindra & Mahindra, Ltd.                                    1,238,790  17,839,522
    Mahindra Holidays & Resorts India, Ltd.                         22,317      78,583

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
INDIA -- (Continued)
    Mahindra Lifespace Developers, Ltd.                             34,802 $  242,433
    Man Infraconstruction, Ltd.                                      2,502      4,858
    Manaksia, Ltd.                                                  20,016     15,272
    Mandhana Industries, Ltd.                                       48,996    183,587
*   Mangalore Refinery & Petrochemicals, Ltd.                    1,517,638    988,260
    Marico, Ltd.                                                   342,160  1,173,844
    Maruti Suzuki India, Ltd.                                      242,173  6,451,168
    MAX India, Ltd.                                                550,687  1,691,524
    McLeod Russel India, Ltd.                                      238,161  1,062,000
*   Mercator, Ltd.                                                 500,673    102,397
    Merck, Ltd.                                                      7,397     67,435
    MindTree, Ltd.                                                  57,743  1,301,239
    MOIL, Ltd.                                                      18,361     69,786
    Monnet Ispat & Energy, Ltd.                                     67,077    142,406
    Monsanto India, Ltd.                                            13,483    153,571
    Motherson Sumi Systems, Ltd.                                   611,318  2,670,448
    Motilal Oswal Financial Services, Ltd.                          16,385     18,755
    Mphasis, Ltd.                                                  234,913  1,616,728
    MRF, Ltd.                                                        7,642  1,946,377
*   Nagarjuna Oil Refinery, Ltd.                                   223,343     15,468
    Natco Pharma, Ltd.                                              74,140    813,567
    National Aluminium Co., Ltd.                                 1,461,456    871,730
    Nava Bharat Ventures, Ltd.                                      53,812    136,551
    Navneet Publications India, Ltd.                               249,121    219,816
    NCC, Ltd.                                                    1,133,595    479,207
    NESCO, Ltd.                                                     26,287    301,006
    Nestle India, Ltd.                                              26,456  2,411,773
    NHPC, Ltd.                                                   8,727,466  2,565,535
    NIIT Technologies, Ltd.                                        205,919    935,310
    NIIT, Ltd.                                                     276,144     89,189
    Nitin Fire Protection Industries, Ltd.                         432,756    428,404
    Noida Toll Bridge Co., Ltd.                                    192,455     64,584
    NTPC, Ltd.                                                   2,136,750  5,172,965
    Oberoi Realty, Ltd.                                            145,165    445,759
    OCL India, Ltd.                                                 23,518     53,669
    Oil & Natural Gas Corp., Ltd.                                1,534,095  7,308,143
    Oil India, Ltd.                                                370,022  2,848,897
    OMAXE, Ltd.                                                    277,031    633,313
    Opto Circuits India, Ltd.                                      329,921    123,383
*   Oracle Financial Services Software, Ltd.                        66,143  3,444,317
    Orchid Chemicals & Pharmaceuticals, Ltd.                       134,629    106,954
    Orient Cement Ltd.                                             199,965    122,282
    Orient Paper & Industries, Ltd.                                119,955     15,114
    Oriental Bank of Commerce                                      409,919  1,201,959
    Orissa Minerals Development Co., Ltd.                            6,450    223,191
*   Oswal Chemicals & Fertilizers                                  175,169     62,660
    Page Industries, Ltd.                                            6,544    476,830
*   Panacea Biotec, Ltd.                                            18,815     32,499
*   Parsvnath Developers, Ltd.                                     471,869    201,044
    Peninsula Land, Ltd.                                           230,414    115,029
    Persistent Systems, Ltd.                                        20,155    266,223
*   Peter England Fashions and Retail, Ltd.                          1,620      2,671

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Petronet LNG, Ltd.                                           1,013,442 $ 2,036,175
    Pfizer, Ltd.                                                    12,254     214,649
    Phoenix Mills, Ltd.                                             51,354     195,357
    PI Industries, Ltd.                                             11,551      38,769
    Pidilite Industries, Ltd.                                      400,662   1,876,390
*   Pipavav Defence & Offshore Engineering Co., Ltd.             1,150,244     963,523
    Piramal Enterprises, Ltd.                                      223,156   2,042,770
*   Plethico Pharmaceuticals, Ltd.                                  66,992      37,661
    Polaris Financial Technology, Ltd.                             254,568     593,320
    Polyplex Corp., Ltd.                                            17,984      38,740
    Power Finance Corp., Ltd.                                      569,675   1,243,710
    Power Grid Corp. of India, Ltd.                              2,835,046   4,662,659
    Praj Industries, Ltd.                                          360,290     224,797
    Prestige Estates Projects, Ltd.                                109,877     255,954
*   Prime Focus, Ltd.                                              141,504      73,627
*   Prism Cement, Ltd.                                             374,454     162,828
    Procter & Gamble Hygiene & Health Care, Ltd.                     5,757     257,863
*   Prozone Capital Shopping Centres, Ltd.                           3,927       1,203
    PTC India Financial Services, Ltd.                              15,688       2,856
    PTC India, Ltd.                                              1,299,846   1,183,810
*   Punj Lloyd, Ltd.                                             1,305,665     598,021
    Punjab & Sind Bank                                              24,739      17,812
    Radico Khaitan, Ltd.                                           302,898     717,264
    Rain Commodities, Ltd.                                         469,898     276,880
    Rajesh Exports, Ltd.                                           191,974     298,598
    Rallis India, Ltd.                                             331,671     857,193
*   Ranbaxy Laboratories, Ltd.                                     584,389   3,717,433
    Raymond, Ltd.                                                  232,401   1,008,869
    Redington India, Ltd.                                          444,684     447,398
    REI Agro, Ltd.                                               2,471,251     257,040
    Reliance Capital, Ltd.                                         403,679   2,440,941
    Reliance Communications, Ltd.                                3,240,262   7,791,845
    Reliance Industries, Ltd.                                    3,724,395  55,433,229
    Reliance Infrastructure, Ltd.                                  430,192   3,025,981
*   Reliance Power, Ltd.                                         3,489,020   4,156,926
    Rolta India, Ltd.                                              605,058     618,069
    Ruchi Soya Industries, Ltd.                                    490,199     278,817
    Rural Electrification Corp., Ltd.                              600,461   1,901,096
*   S Kumars Nationwide, Ltd.                                      384,428      32,528
    S Mobility, Ltd.                                               105,284      63,563
    Sadbhav Engineering, Ltd.                                       77,022      79,532
    Sanofi India, Ltd.                                              12,071     482,120
*   Sanwaria Agro Oils, Ltd.                                        94,873      26,135
*   Schneider Electric Infrastructure, Ltd.                        119,154     124,751
    Sesa Goa, Ltd.                                               2,589,117   8,468,217
*   Sesa Goa, Ltd. ADR                                             347,049   4,476,932
*   Shipping Corp. of India, Ltd.                                  664,795     375,177
    Shoppers Stop, Ltd.                                             65,709     365,644
    Shree Cement, Ltd.                                              26,465   1,907,856
    Shree Renuka Sugars, Ltd.                                    2,597,457     954,360
    Shriram Transport Finance Co., Ltd.                            207,642   2,076,444
    Siemens, Ltd.                                                  250,035   2,397,845

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Sintex Industries, Ltd.                                      1,214,259 $   646,787
*   SITI Cable Network, Ltd.                                        79,022      22,760
    SJVN, Ltd.                                                     678,774     212,292
    SKF India, Ltd.                                                 45,105     439,350
    Sobha Developers, Ltd.                                         335,276   1,691,476
    Solar Industries India, Ltd.                                    10,416     168,710
    South Indian Bank, Ltd.                                      2,491,777     857,044
    SREI Infrastructure Finance, Ltd.                              256,428      85,848
    SRF, Ltd.                                                       93,842     249,881
*   Star Ferro and Cement, Ltd.                                     85,287      31,919
    State Bank of Bikaner & Jaipur                                  47,976     253,008
    State Bank of India                                            398,582  11,643,440
    State Bank of India GDR                                          9,000     527,710
    Steel Authority of India, Ltd.                               1,660,377   1,677,947
*   Sterling Biotech, Ltd.                                         260,553      22,089
    Sterlite Technologies, Ltd.                                    538,765     182,023
    Strides Arcolab, Ltd.                                          156,194   2,217,127
    Styrolution ABS India, Ltd.                                     16,430     102,838
*   Sun Pharma Advanced Research Co., Ltd.                         344,348     730,846
    Sun Pharmaceutical Industries, Ltd.                            889,421   8,784,576
    Sun TV Network, Ltd.                                           351,405   2,397,943
    Sundaram Finance, Ltd.                                          10,572      91,200
    Sundaram-Clayton, Ltd.                                           1,880       8,835
    Sundram Fasteners, Ltd.                                        110,095      64,643
    Supreme Industries, Ltd.                                       103,520     659,160
    Supreme Petrochem, Ltd.                                          3,242       3,044
*   Surana Industries, Ltd.                                          1,534       1,875
*   Suzlon Energy, Ltd.                                          5,590,192     872,426
    Swaraj Engines, Ltd.                                             1,260      10,154
    Syndicate Bank                                                 875,168   1,166,463
    Tamil Nadu Newsprint & Papers, Ltd.                             36,247      61,774
    Tata Chemicals, Ltd.                                           418,322   1,825,553
    Tata Communications, Ltd.                                      420,243   1,806,650
    Tata Consultancy Services, Ltd.                                663,346  22,748,134
    Tata Elxsi, Ltd.                                                27,785      98,252
    Tata Global Beverages, Ltd.                                  1,676,881   4,474,251
    Tata Investment Corp., Ltd.                                     16,116     105,588
    Tata Motors, Ltd.                                            1,689,345  10,471,362
#   Tata Motors, Ltd. Sponsored ADR                                236,834   7,417,641
    Tata Power Co., Ltd.                                         3,681,191   4,917,162
    Tata Steel, Ltd.                                             1,599,791   8,767,826
*   Tata Teleservices Maharashtra, Ltd.                          1,534,244     175,412
    Tech Mahindra, Ltd.                                            313,305   7,897,369
    Techno Electric & Engineering Co., Ltd.                          7,483       9,865
    Texmaco Rail & Engineering, Ltd.                               100,362      49,134
    Thermax, Ltd.                                                  117,018   1,200,298
    Time Technoplast, Ltd.                                         152,236      84,185
    Timken India, Ltd.                                              54,549     138,678
    Titagarh Wagons, Ltd.                                            9,530      14,852
    Titan Industries, Ltd.                                         625,363   2,746,561
    Torrent Pharmaceuticals, Ltd.                                  193,488   1,402,769
    Torrent Power, Ltd.                                            344,154     468,967

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
INDIA -- (Continued)
    Transport Corp. of India, Ltd.                                       35 $         29
    Trent, Ltd.                                                      31,736      475,241
    Triveni Turbine, Ltd.                                           225,096      192,351
    TTK Prestige, Ltd.                                               10,928      586,304
    Tube Investments of India, Ltd.                                 201,724      480,602
*   Tulip Telecom, Ltd.                                             181,468       22,207
*   TV18 Broadcast, Ltd.                                          3,190,430    1,203,987
    TVS Motor Co., Ltd.                                             996,578      824,233
    UCO Bank                                                      1,897,998    2,241,466
    Uflex, Ltd.                                                     119,231      130,464
    Ultratech Cement, Ltd.                                          150,643    4,804,113
    Unichem Laboratories, Ltd.                                      153,481      446,948
    Union Bank of India                                             395,491      794,454
*   Unitech, Ltd.                                                 8,975,118    2,550,752
    United Bank of India                                             50,566       27,781
    United Breweries, Ltd.                                          155,855    2,329,371
    United Phosphorus, Ltd.                                       1,615,764    4,308,914
    United Spirits, Ltd.                                            244,586   10,231,216
    Usha Martin, Ltd.                                               571,942      234,261
*   Uttam Galva Steels, Ltd.                                         60,136       57,188
*   Uttam Value Steels, Ltd.                                        130,697       13,809
    V-Guard Industries, Ltd.                                         63,594      504,708
    VA Tech Wabag, Ltd.                                               2,011       17,677
    Vakrangee Software, Ltd.                                        175,341      192,050
*   Vardhman Special Steels, Ltd.                                     5,275        1,210
    Vardhman Textiles, Ltd.                                          31,063      179,603
*   Videocon Industries, Ltd.                                       326,184      920,903
    Vijaya Bank                                                   1,171,149      786,911
    VIP Industries, Ltd.                                            273,295      253,380
    Voltamp Transformers, Ltd.                                        4,010       23,867
    Voltas, Ltd.                                                    864,882    1,257,260
    VST Industries, Ltd.                                             12,340      293,378
    WABCO India, Ltd.                                                 7,089      193,976
    Welspun Corp., Ltd.                                             498,775      344,949
    Wipro, Ltd.                                                   1,472,558   11,488,655
    Wockhardt, Ltd.                                                  70,880      514,086
    Wyeth, Ltd.                                                      17,942      185,365
    Yes Bank, Ltd.                                                  547,726    3,282,188
    Zee Entertainment Enterprises, Ltd.                           1,402,873    6,068,019
*   Zee Learn, Ltd.                                                   9,488        4,197
    Zensar Technologies, Ltd.                                        67,244      294,641
    Zuari Agro Chemicals, Ltd.                                       22,948       35,146
    Zuari Global, Ltd.                                               22,948       19,624
    Zydus Wellness, Ltd.                                             53,724      493,985
                                                                            ------------
TOTAL INDIA                                                                  869,914,562
                                                                            ------------
INDONESIA -- (2.3%)
    Ace Hardware Indonesia Tbk PT                                 6,992,500      378,286
    Adaro Energy Tbk PT                                          50,982,000    4,609,013
    Adhi Karya Persero Tbk PT                                     8,487,000    1,466,752
*   Agis Tbk PT                                                  13,708,000      547,058
    Agung Podomoro Land Tbk PT                                    9,381,000      232,584

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- -----------
INDONESIA -- (Continued)
    AKR Corporindo Tbk PT                                          7,387,300 $ 3,174,872
    Alam Sutera Realty Tbk PT                                     61,816,000   3,333,423
    Aneka Tambang Persero Tbk PT                                  28,570,000   4,048,897
    Arwana Citramulia Tbk PT                                       6,330,000     505,267
    Asahimas Flat Glass Tbk PT                                       476,500     348,978
    Astra Agro Lestari Tbk PT                                      1,553,000   2,560,039
    Astra Graphia Tbk PT                                           2,554,000     375,961
    Astra International Tbk PT                                    32,885,500  19,388,913
*   Bakrie and Brothers Tbk PT                                   249,014,750   1,104,523
*   Bakrie Sumatera Plantations Tbk PT                            58,480,500     259,472
*   Bakrie Telecom Tbk PT                                         62,111,539     275,158
*   Bakrieland Development Tbk PT                                157,101,000     697,373
    Bank Bukopin Tbk PT                                           28,011,000   1,613,592
    Bank Central Asia Tbk PT                                      19,992,000  18,522,735
    Bank Danamon Indonesia Tbk PT                                  7,971,554   3,042,961
    Bank Mandiri Persero Tbk PT                                   23,110,018  17,646,790
    Bank Negara Indonesia Persero Tbk PT                          37,510,730  15,990,346
*   Bank Pan Indonesia Tbk PT                                     27,266,500   1,737,189
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          10,857,500     878,298
*   Bank Permata Tbk PT                                              203,500      25,705
    Bank Rakyat Indonesia Persero Tbk PT                          30,269,500  21,243,951
    Bank Tabungan Negara Persero Tbk PT                           25,588,035   2,202,417
*   Bank Tabungan Pensiunan Nasional Tbk PT                        2,253,500     873,903
*   Barito Pacific Tbk PT                                          8,261,500     351,881
*   Bayan Resources Tbk PT                                           950,000     732,794
*   Benakat Petroleum Energy Tbk PT                               15,716,500     165,810
*   Berau Coal Energy Tbk PT                                      19,622,000     315,127
*   Berlian Laju Tanker Tbk PT                                    26,853,166          --
    Bhakti Investama Tbk PT                                      100,455,900   3,116,621
    Bisi International PT                                         10,087,612     545,063
*   Borneo Lumbung Energi & Metal Tbk PT                           6,860,500     133,687
*   Budi Acid Jaya Tbk PT                                          2,800,500      23,591
*   Bumi Resources Minerals Tbk PT                                   392,500       8,171
*   Bumi Resources Tbk PT                                         43,464,000   1,750,246
    Bumi Serpong Damai PT                                         42,750,500   5,930,303
    BW Plantation Tbk PT                                          12,169,500   1,003,202
*   Central Proteinaprima Tbk PT                                  22,741,500     100,881
*   Chandra Asri Petrochemical Tbk PT                                  7,000       2,053
    Charoen Pokphand Indonesia Tbk PT                             12,481,660   4,313,835
    Ciputra Development Tbk PT                                    41,953,219   3,827,883
    Ciputra Property Tbk PT                                        4,709,000     328,714
    Ciputra Surya Tbk PT                                           6,083,500   1,223,920
*   Citra Marga Nusaphala Persada Tbk PT                           8,995,000   2,532,367
    Clipan Finance Indonesia Tbk PT                                2,919,000     109,052
*   Darma Henwa Tbk PT                                            55,755,500     247,308
*   Davomas Abadi Tbk PT                                           4,583,000          --
*   Delta Dunia Makmur Tbk PT                                     29,995,500     231,039
    Elnusa Tbk PT                                                 12,798,000     351,743
*   Energi Mega Persada Tbk PT                                   215,986,000   1,531,794
*   Erajaya Swasembada Tbk PT                                      1,658,500     199,944
*   Exploitasi Energi Indonesia Tbk PT                            30,095,500     694,054
*   Fajar Surya Wisesa Tbk PT                                        823,000     145,921

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- -----------
INDONESIA -- (Continued)
    Gajah Tunggal Tbk PT                                          10,787,500 $ 2,198,802
*   Garda Tujuh Buana Tbk PT                                         154,500      13,576
*   Garuda Indonesia Persero Tbk PT                                1,009,000      43,838
    Global Mediacom Tbk PT                                        27,236,500   4,613,266
*   Gozco Plantations Tbk PT                                      10,507,300     108,091
    Gudang Garam Tbk PT                                            1,297,000   4,240,557
*   Hanson International Tbk PT                                   19,823,500     931,543
    Harum Energy Tbk PT                                            4,640,000   1,293,953
    Hexindo Adiperkasa Tbk PT                                      1,125,500     314,428
    Holcim Indonesia Tbk PT                                        9,799,500   2,237,967
*   Indah Kiat Pulp & Paper Corp. Tbk PT                           8,510,500   1,161,343
    Indika Energy Tbk PT                                          13,728,000     948,966
    Indo Tambangraya Megah Tbk PT                                  1,138,500   3,018,762
*   Indo-Rama Synthetics Tbk PT                                       12,500       1,223
    Indocement Tunggal Prakarsa Tbk PT                             3,570,000   6,615,944
    Indofood CBP Sukses Makmur Tbk PT                              3,610,500   3,584,463
    Indofood Sukses Makmur Tbk PT                                 17,797,000  10,484,686
    Indosat Tbk PT                                                 3,280,000   1,279,385
#   Indosat Tbk PT ADR                                                26,890     551,245
*   Inovisi Infracom Tbk PT                                        1,957,278     133,608
    Intiland Development Tbk PT                                   28,334,800     928,613
    Japfa Comfeed Indonesia Tbk PT                                21,341,000   2,648,409
    Jasa Marga Persero Tbk PT                                      5,619,000   2,615,867
    Jaya Real Property Tbk PT                                      1,762,500     137,575
    Kalbe Farma Tbk PT                                            40,745,000   4,691,104
    Kawasan Industri Jababeka Tbk PT                             113,360,890   2,458,560
*   Krakatau Steel Persero Tbk PT                                    285,000      14,152
*   Lippo Cikarang Tbk PT                                          2,191,500   1,308,610
*   Lippo Karawaci Tbk PT                                        108,943,062  10,908,707
    Malindo Feedmill Tbk PT                                        6,712,500   2,007,110
    Matahari Putra Prima Tbk PT                                   11,816,772   2,513,653
    Mayora Indah Tbk PT                                            1,770,125   4,593,261
    Medco Energi Internasional Tbk PT                              7,759,500   1,686,125
    Media Nusantara Citra Tbk PT                                  13,771,093   3,049,837
    Mitra Adiperkasa Tbk PT                                        4,201,000   2,011,586
*   Mitra International Resources Tbk PT                           5,183,500      27,109
    Modern Internasional Tbk PT                                    1,883,000     142,750
*   Modernland Realty Tbk PT                                       2,559,000     183,773
    Multipolar Corp. Tbk PT                                        9,603,000     344,668
*   Multistrada Arah Sarana Tbk PT                                 3,155,000     103,387
    Nippon Indosari Corpindo Tbk PT                                  229,500     126,138
    Nusantara Infrastructure Tbk PT                               35,495,500     802,959
    Pabrik Kertas Tjiwi Kimia Tbk PT                               1,139,500     195,540
    Pakuwon Jati Tbk PT                                           35,914,900     985,509
*   Panin Financial Tbk PT                                       104,668,500   1,855,250
    Panin Insurance Tbk PT                                         5,396,500     340,737
    Pembangunan Perumahan Persero Tbk PT                          12,858,000   1,492,019
    Perusahaan Gas Negara Persero Tbk PT                          18,051,000   8,164,336
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         18,774,500   2,662,250
    Petrosea Tbk PT                                                3,285,500     390,533
*   Polaris Investama Tbk PT                                         577,000      42,875
*   Polychem Indonesia Tbk PT                                      8,339,500     221,678

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
INDONESIA -- (Continued)
    Ramayana Lestari Sentosa Tbk PT                               17,804,500 $  1,942,196
    Resource Alam Indonesia Tbk PT                                 2,183,500      493,310
    Salim Ivomas Pratama Tbk PT                                    1,388,500       98,457
*   Samindo Resources Tbk PT                                         348,500       19,488
    Sampoerna Agro PT                                              4,857,559      766,213
    Samudera Indonesia Tbk PT                                        117,000       33,502
    Selamat Sempurna Tbk PT                                        3,002,500      745,579
    Semen Indonesia Persero Tbk PT                                 5,274,500    6,710,708
*   Sentul City Tbk PT                                           153,047,500    2,914,446
    Sinar Mas Multiartha Tbk PT                                      278,500       93,607
*   Sugih Energy Tbk PT                                           34,803,500    1,419,354
    Summarecon Agung Tbk PT                                       41,623,564    3,870,373
    Surya Citra Media Tbk PT                                       1,206,000      251,353
    Surya Semesta Internusa Tbk PT                                22,164,500    1,571,489
*   Suryainti Permata Tbk PT                                       3,098,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT                     3,187,000    3,435,447
    Telekomunikasi Indonesia Persero Tbk PT                       30,699,000    6,385,711
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR            262,105   10,683,400
    Tiga Pilar Sejahtera Food Tbk                                 11,413,339    1,335,430
    Timah Persero Tbk PT                                          20,503,000    2,943,469
    Total Bangun Persada Tbk PT                                    7,191,500      471,618
*   Tower Bersama Infrastructure Tbk PT                            2,954,500    1,493,032
*   Trada Maritime Tbk PT                                         22,254,487    3,000,146
    Trias Sentosa Tbk PT                                           3,690,500       98,257
*   Trimegah Securities Tbk PT                                     5,343,500       31,793
*   Truba Alam Manunggal Engineering PT                           15,388,500       68,257
    Tunas Baru Lampung Tbk PT                                      7,413,500      315,472
    Tunas Ridean Tbk PT                                            8,038,500      406,313
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                   2,569,000    1,121,534
    Unilever Indonesia Tbk PT                                      1,827,500    4,859,282
    United Tractors Tbk PT                                         5,312,246    8,245,004
    Vale Indonesia Tbk PT                                         12,646,250    2,769,525
    Wijaya Karya Persero Tbk PT                                   13,305,000    2,264,048
    XL Axiata Tbk PT                                               8,638,000    3,426,399
                                                                             ------------
TOTAL INDONESIA                                                               334,715,998
                                                                             ------------
ISRAEL -- (0.0%)
    Mivtach Shamir                                                     9,006      330,970
                                                                             ------------
MALAYSIA -- (4.1%)
    Aeon Co. M Bhd                                                   437,200    2,214,639
    Aeon Credit Service M Bhd                                         88,560      455,665
    Affin Holdings Bhd                                             2,288,200    3,090,579
    AirAsia BHD                                                    8,203,600    6,964,409
    Alam Maritim Resources Bhd                                     2,190,600    1,102,947
    Alliance Financial Group Bhd                                   5,542,500    9,110,661
    AMMB Holdings Bhd                                              6,809,350   15,981,346
    Amway Malaysia Hldgs                                             106,300      418,900
*   Ann Joo Resources Bhd                                            974,750      370,590
    APM Automotive Holdings Bhd                                      249,800      454,240
    Axiata Group Bhd                                               5,059,725   11,014,168
    Batu Kawan BHD                                                   360,250    2,234,042

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
    Benalec Holdings BHD                                          3,569,500 $ 1,346,594
    Berjaya Assets BHD                                              156,600      42,121
    Berjaya Corp. Bhd                                            11,312,700   1,934,744
    Berjaya Land Bhd                                              2,769,200     741,584
    Berjaya Sports Toto Bhd                                       1,987,129   2,563,025
    BIMB Holdings Bhd                                             2,028,800   3,096,937
    Bonia Corp. Bhd                                                  64,300      69,401
*   Borneo Aqua Harvest Bhd                                         128,600      53,781
*   Boustead Heavy Industries Corp. Bhd                             226,400     189,942
    Boustead Holdings Bhd                                         2,139,792   3,546,623
    British American Tobacco Malaysia Bhd                           250,700   5,045,122
*   Bumi Armada Bhd                                               3,353,400   4,208,385
    Bursa Malaysia Bhd                                            1,302,700   3,319,348
    Cahya Mata Sarawak Bhd                                        1,133,900   1,831,773
    Can-One Bhd                                                     200,500     222,345
    Carlsberg Brewery Malaysia Bhd Class B                          467,600   1,896,026
    Carotech Berhad                                                  44,425         282
    CB Industrial Product Holding Bhd                             1,059,360     983,604
    CIMB Group Holdings Bhd                                      14,070,063  33,444,890
    Coastal Contracts Bhd                                         1,256,477   1,397,511
    CSC Steel Holdings Bhd                                          470,500     196,736
    Cypark Resources Bhd                                          1,150,100     772,294
    Daibochi Plastic & Packaging Industry Bhd                        31,400      35,448
    Daya Materials Bhd                                            8,748,400   1,108,571
    Dayang Enterprise Holdings Bhd                                  684,975   1,190,328
    Dialog Group BHD                                              5,000,073   4,355,008
    DiGi.Com Bhd                                                  5,095,220   8,069,793
    Dijaya Corp. Bhd                                              2,588,400   1,189,470
    DRB-Hicom Bhd                                                 6,279,300   5,053,048
    Dutch Lady Milk Industries BHD                                   61,200     901,842
    Eastern & Oriental Bhd                                        7,263,482   4,623,463
    ECM Libra Financial Group Bhd                                   318,034     105,867
    Evergreen Fibreboard Bhd                                        741,700     111,624
    Eversendai Corp. Bhd                                             48,800      22,893
    Faber Group BHD                                               1,589,000   1,320,907
*   Fountain View Development Berhad                                 31,500          --
    Fraser & Neave Holdings Bhd                                     193,100   1,139,119
    Gamuda Bhd                                                    6,955,800  10,734,866
    Genting Bhd                                                   5,267,200  17,487,226
    Genting Malaysia Bhd                                         10,928,700  14,958,665
    Genting Plantations Bhd                                         990,300   3,413,496
    Globetronics Technology BHD                                     997,520     954,417
    Glomac Bhd                                                    2,696,600     965,458
*   Goldis BHD                                                      464,439     292,755
*   Green Packet Bhd                                              1,444,500     228,544
    Guan Chong Bhd                                                  103,300      51,064
    Guinness Anchor Bhd                                             443,000   2,427,855
    GuocoLand Malaysia Bhd                                          732,700     262,290
    Hai-O Enterprise BHD                                            649,700     574,443
    HAP Seng Consolidated Bhd                                     5,708,340   4,430,987
    Hap Seng Plantations Holdings Bhd                             1,375,600   1,154,786
    Hartalega Holdings Bhd                                          785,700   1,800,891

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
MALAYSIA -- (Continued)
    Hiap Teck Venture Bhd                                          222,200 $    50,705
*   HO WAH Genting BHD                                           1,858,500     129,546
    Hock Seng LEE BHD                                              722,112     450,540
    Hong Leong Bank Bhd                                          1,626,260   7,362,812
    Hong Leong Financial Group Bhd                                 689,900   3,306,737
    Hong Leong Industries Bhd                                      221,200     363,264
*   Hovid Bhd                                                      177,700      20,560
    Hua Yang Bhd                                                   730,333     500,016
*   Hubline Bhd                                                    209,100       3,633
    HwangDBS Malaysia BHD                                          162,500     220,836
    IGB Corp. Bhd                                                4,826,599   4,070,582
    IGB REIT                                                        68,644      26,097
    IJM Corp. Bhd                                                7,758,663  14,265,871
    IJM Land Bhd                                                 2,357,600   2,089,051
    IJM Plantations Bhd                                          1,112,100   1,142,327
    Inch Kenneth Kajang Rubber                                     113,000      32,593
    Insas Bhd                                                    1,780,002     360,744
    Integrated Logistics Bhd                                       169,035     105,562
    Integrax BHD                                                   229,000     141,534
    IOI Corp. Bhd                                                5,681,377   9,800,766
    Iris Corp. Bhd                                               1,182,400     101,130
*   JAKS Resources Bhd                                           4,007,500     705,418
    Jaya Tiasa Holdings BHD                                      1,513,239   1,020,672
    JCY International Bhd                                        3,991,800     803,245
    JobStreet Corp. Bhd                                             45,200      30,773
    JT International Bhd                                           141,800     295,738
*   K&N Kenanga Holdings BHD(6486615)                              971,886     183,182
    K&N Kenanga Holdings BHD(B987B91), 5.000%                       56,619          10
*   Karambunai Corp. Bhd                                         4,574,700     130,715
    Keck Seng Malaysia Bhd                                         316,300     709,652
    Kian JOO CAN Factory BHD                                     1,734,380   1,743,414
    Kim Loong Resources Bhd                                        259,020     198,675
    Kimlun Corp. Bhd                                               584,300     372,353
*   Kinsteel Bhd                                                 2,317,700     201,457
    KLCC Property Holdings Bhd                                   1,100,800   2,252,188
*   KNM Group Bhd                                                6,966,368     904,883
    Kossan Rubber Industries                                       926,600   1,876,145
    KPJ Healthcare Bhd                                           1,614,050   3,120,672
*   Kretam Holdings BHD                                            158,300     174,032
*   KSL Holdings BHD                                               868,766     568,419
    Kuala Lumpur Kepong Bhd                                        944,222   6,909,282
*   KUB Malaysia BHD                                             1,459,400     210,579
    Kulim Malaysia BHD                                           2,787,100   3,002,761
*   Kumpulan Europlus Bhd                                        1,411,400     554,598
    Kumpulan Fima BHD                                              909,400     567,444
    Kumpulan Perangsang Selangor Bhd                             1,779,600   1,313,929
    Kwantas Corp. BHD                                               23,900      15,646
    Lafarge Malayan Cement Bhd                                   1,585,700   5,006,251
*   Land & General BHD                                           4,506,500     499,782
*   Landmarks BHD                                                1,216,092     454,290
    LBS Bina Group Bhd                                           1,632,300     920,396
    Lingkaran Trans Kota Holdings Bhd                              603,500     870,292

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
*   Lion Corp. Bhd                                                  513,980 $    17,082
    Lion Diversified Holdings Bhd                                   445,000      31,012
    Lion Industries Corp. Bhd                                     3,350,600     938,900
    LPI Capital Bhd                                                  63,100     329,889
    Mah Sing Group Bhd                                            5,151,847   3,654,144
    Malayan Banking Bhd                                          12,903,788  39,996,828
    Malayan Flour Mills Bhd                                         838,200     361,145
    Malaysia Airports Holdings Bhd                                2,888,054   7,700,247
    Malaysia Building Society                                       768,874     682,235
    Malaysia Marine and Heavy Engineering Holdings Bhd            1,886,100   2,319,430
*   Malaysian Airline System Bhd                                 18,989,630   2,043,331
    Malaysian Bulk Carriers Bhd                                   2,604,223   1,460,208
    Malaysian Pacific Industries Bhd                                271,925     242,897
    Malaysian Resources Corp. Bhd                                 7,691,300   3,485,341
    Maxis Bhd                                                     3,266,015   7,442,865
    MBM Resources BHD                                               897,810   1,069,549
    Media Chinese International, Ltd.                               811,200     274,963
    Media Prima Bhd                                               3,953,520   3,307,151
    Mega First Corp. BHD                                            167,300      97,004
*   MISC Bhd                                                      1,396,360   2,260,057
    MK Land Holdings BHD                                            997,300     115,343
    MKH BHD                                                         462,056     374,748
    MMC Corp. Bhd                                                 4,268,200   3,623,912
    MNRB Holdings Bhd                                               773,500     858,125
    Mudajaya Group Bhd                                            1,839,033   1,619,480
    Muhibbah Engineering M Bhd                                    3,221,800   2,409,461
*   Mulpha International Bhd                                     12,681,100   1,706,848
    Multi-Purpose Holdings BHD                                      244,700     256,778
    My EG Services Bhd                                            1,289,500     947,324
    Naim Holdings Bhd                                             1,267,600   1,554,361
    NCB Holdings Bhd                                                136,500     156,978
    Nestle Malaysia Bhd                                              84,800   1,826,709
    NTPM Holdings Bhd                                               986,100     209,377
    Oldtown Bhd                                                     456,300     358,614
    Oriental Holdings BHD                                           606,340   1,698,266
    OSK Holdings BHD                                              1,754,645     913,383
    Padini Holdings Bhd                                           1,637,400     918,162
    Panasonic Manufacturing Malaysia BHD                             70,200     520,637
    Paramount Corp. Bhd                                             487,460     242,405
    Parkson Holdings Bhd                                          2,593,055   3,090,129
*   Pelikan International Corp. Bhd                                 418,822      88,837
*   Perdana Petroleum Bhd                                         2,207,000   1,425,952
*   Perisai Petroleum Teknologi Bhd                               3,915,900   1,749,780
    Petronas Chemicals Group Bhd                                  5,531,600  12,464,498
    Petronas Dagangan BHD                                           541,000   5,246,684
    Petronas Gas Bhd                                              1,197,908   9,312,466
    Pharmaniaga Bhd                                                 307,380     463,325
    Pie Industrial BHD                                               54,600      90,811
    PJ Development Holdings Bhd                                     549,600     207,225
    POS Malaysia BHD                                              1,604,600   2,902,625
    PPB Group Bhd                                                 1,974,600   9,194,785
    Press Metal Bhd                                                 696,500     542,136

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
MALAYSIA -- (Continued)
    Prestariang Berhad                                              406,100 $   298,554
    Protasco Bhd                                                    271,000     119,342
    Public Bank Bhd                                               1,521,156   8,830,718
    Puncak Niaga Holding Bhd                                        860,860     922,264
    QL Resources Bhd                                              1,283,840   1,610,455
    RCE Capital Bhd                                                 840,450      73,025
    RHB Capital Bhd                                               4,432,389  11,088,670
    Rimbunan Sawit Bhd                                              832,100     220,099
    Salcon Bhd                                                    1,791,000     383,190
*   Sapurakencana Petroleum Bhd                                  10,816,888  13,715,151
    Sarawak Oil Palms Bhd                                           434,660     798,681
    Sarawak Plantation Bhd                                           18,900      15,281
    Scientex BHD                                                    142,264     253,786
*   Scomi Energy Services Bhd                                     1,033,600     246,999
*   Scomi Group Bhd                                               9,803,800   1,180,085
    SEG International BHD                                           311,400     152,970
    Selangor Dredging Bhd                                           366,400     105,148
    Selangor Properties Bhd                                          63,100      83,753
    Shangri-La Hotels Malaysia Bhd                                  373,100     817,333
    Shell Refining Co. Federation of Malaya Bhd                     233,300     526,758
    SHL Consolidated BHD                                            202,800     147,204
    Sime Darby Bhd                                                5,342,524  16,136,876
    SP Setia Bhd                                                  1,530,200   1,489,495
    Star Publications Malaysia Bhd                                1,061,400     837,648
    Subur Tiasa Holdings Bhd                                        118,860      72,365
    Sunway Bhd                                                    3,832,693   3,384,155
    Supermax Corp. Bhd                                            3,578,650   2,991,773
    Suria Capital Holdings Bhd                                      229,350     148,284
    Syarikat Takaful Malaysia Bhd                                   206,800     611,001
*   Symphony Life Bhd                                               287,432     109,334
    Ta Ann Holdings Bhd                                             594,386     704,757
    TA Enterprise Bhd                                             6,976,600   1,603,419
    TA Global Bhd                                                 1,600,240     149,564
    TAN Chong Motor Holdings BHD                                  1,159,800   2,314,682
    Tasek Corp. Bhd                                                  38,700     191,761
    TDM BHD                                                       5,473,100   1,569,876
*   Tebrau Teguh Bhd                                              2,967,900   1,269,641
    Telekom Malaysia Bhd                                          2,748,700   4,563,828
    Tenaga Nasional Bhd                                           5,693,881  17,015,120
*   TH Heavy Engineering Bhd                                      5,396,534   1,479,579
    TH Plantations Bhd                                            1,175,640     651,964
    Three-A Resources BHD                                           168,300      50,922
*   Time dotCom Bhd                                               1,420,660   1,822,477
    Tiong NAM Logistics Holdings                                      9,900      15,218
    Top Glove Corp. Bhd                                           1,764,480   3,191,714
    TRC Synergy Bhd                                                 384,192      70,031
*   Trinity Corp. Bhd                                               700,000      15,540
    TSH Resources Bhd                                             1,509,400   1,206,055
    Uchi Technologies Bhd                                         1,022,100     469,441
    UEM Land Holdings Bhd                                         7,967,045   5,903,246
    UMW Holdings Bhd                                              2,140,206   8,679,105
    Unico-Desa Plantations Bhd                                    1,109,893     407,699

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
MALAYSIA -- (Continued)
    Unisem M Bhd                                                  3,557,620 $    997,432
    United Malacca Bhd                                              197,950      452,355
    United Plantations BHD                                          153,600    1,300,717
    UOA Development Bhd                                           1,184,000      836,660
    Uzma Bhd                                                         35,700       53,401
    VS Industry Bhd                                                 167,208       71,544
    Wah Seong Corp. Bhd                                           1,477,439      795,849
    WCT Holdings Bhd                                              3,613,685    2,805,113
    Wing Tai Malaysia BHD                                           378,400      313,933
    WTK Holdings BHD                                              2,592,150    1,067,245
    Yinson Holdings BHD                                             298,900      458,401
    YNH Property Bhd                                              1,236,799      705,458
    YTL Corp. Bhd                                                22,241,720   11,628,404
    YTL E-Solutions BHD                                             747,100      153,798
*   YTL Land & Development BHD                                      949,200      292,967
    YTL Power International Bhd                                   8,866,254    5,338,561
    Zhulian Corp. Bhd                                               613,366      870,649
                                                                            ------------
TOTAL MALAYSIA                                                               583,105,142
                                                                            ------------
MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A                                  12,826,789   35,116,435
#   Alpek S.A. de C.V.                                              414,615      896,138
    Alsea S.A.B. de C.V.                                          2,148,517    6,685,684
#   America Movil S.A.B. de C.V. Series L                        11,255,187   12,051,196
#   America Movil S.A.B. de C.V. Series L ADR                     2,589,383   55,438,689
    Arca Continental S.A.B. de C.V.                               1,813,916   10,732,860
#*  Axtel S.A.B. de C.V.                                          5,642,590    1,777,466
#   Banregio Grupo Financiero S.A.B. de C.V.                        529,260    2,929,189
#*  Bio Pappel S.A.B. de C.V.                                       112,294      277,911
#   Bolsa Mexicana de Valores S.A.B. de C.V.                      2,532,019    6,012,144
#*  Cemex S.A.B. de C.V.                                          5,739,501    6,097,031
#*  Cemex S.A.B. de C.V. Sponsored ADR                            6,149,067   65,057,129
    Cia Minera Autlan S.A.B. de C.V. Series B                       415,942      283,410
    Coca-Cola Femsa S.A.B. de C.V. Series L                          61,254      746,470
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     88,885   10,803,083
#   Compartamos S.A.B. de C.V.                                    2,050,744    3,981,325
*   Consorcio ARA S.A.B. de C.V. Series *                         5,781,371    2,255,431
#   Controladora Comercial Mexicana S.A.B. de C.V.                3,497,545   14,266,558
#   Corp. Actinver S.A.B. de C.V.                                     4,400        4,903
#*  Corp. GEO S.A.B. de C.V. Series B                             3,284,556      123,171
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                          31,570       60,492
#*  Corp. Interamericana de Entretenimiento S.A.B. de C.V.
    Class B                                                         222,600      151,843
    Corp. Moctezuma S.A.B. de C.V. Series *                         392,200    1,232,158
#*  Desarrolladora Homex S.A.B. de C.V.                           1,208,349      299,604
#*  Desarrolladora Homex S.A.B. de C.V. ADR                          89,264      117,828
*   Dine S.A.B. de C.V.                                               7,300        2,238
    El Puerto de Liverpool S.A.B. de C.V.                           467,708    5,036,897
#*  Empresas ICA S.A.B. de C.V.                                   2,816,477    5,349,196
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR                       361,145    2,748,313
#*  Financiera Independencia S.A.B. de C.V.                         246,788       87,576
    Fomento Economico Mexicano S.A.B. de C.V.                       357,700    3,343,349
#   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR         555,503   51,828,430

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
MEXICO -- (Continued)
#*  Genomma Lab Internacional S.A.B. de C.V. Class B              3,829,860 $ 10,200,436
*   Gruma S.A.B. de C.V. Class B                                  1,678,597   11,541,661
*   Gruma S.A.B. de C.V. Sponsored ADR                                6,300      172,368
*   Grupo Aeromexico S.A.B. de C.V.                                  76,515      105,619
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.             733,969    2,502,771
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR             100        2,719
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR             157,170    8,171,268
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         731,662    3,809,931
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               56,286    6,698,597
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B          935,014   11,125,787
#   Grupo Bimbo S.A.B. de C.V. Series A                           4,680,889   15,749,758
    Grupo Carso S.A.B. de C.V. Series A1                          1,967,715   10,721,406
    Grupo Cementos de Chihuahua S.A.B. de C.V.                      211,154      634,324
#   Grupo Comercial Chedraui S.A. de C.V.                         1,607,908    5,010,829
    Grupo Elektra S.A.B. de C.V.                                      3,880      130,833
*   Grupo Famsa S.A.B. de C.V. Class A                            1,982,286    3,760,300
    Grupo Financiero Banorte S.A.B. de C.V.                       8,197,629   52,475,884
    Grupo Financiero Inbursa S.A.B. de C.V.                       6,208,200   15,997,217
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR    105,060    1,484,498
    Grupo Gigante S.A.B. de C.V. Series *                            41,000       86,102
#   Grupo Herdez S.A.B. de C.V. Series *                            716,493    2,526,102
    Grupo Industrial Maseca S.A.B. de C.V. Class B                   60,400      108,049
    Grupo Industrial Saltillo S.A.B. de C.V.                         72,099      120,190
    Grupo KUO S.A.B. de C.V. Series B                               252,257      485,286
    Grupo Mexico S.A.B. de C.V. Series B                         12,013,141   38,072,650
#*  Grupo Pochteca S.A.B. de C.V.                                   376,611      506,295
#*  Grupo Simec S.A.B. de C.V. Series B                             706,654    2,634,940
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                          6,406       71,235
*   Grupo Sports World S.A.B. de C.V.                               136,129      197,194
    Grupo Televisa S.A.B. Series CPO                              1,294,544    7,877,051
#   Grupo Televisa S.A.B. Sponsored ADR                           1,810,392   55,108,332
#*  Impulsora del Desarrollo y El Empleo en America Latina
    S.A.B. de C.V.                                                2,073,184    4,210,801
#   Industrias Bachoco S.A.B. de C.V. ADR                             8,734      358,007
    Industrias Bachoco S.A.B. de C.V. Series B                       65,645      225,303
#*  Industrias CH S.A.B. de C.V. Series B                         1,078,183    5,290,408
    Industrias Penoles S.A.B. de C.V.                               316,697    9,195,373
*   Inmuebles Carso S.A.B. de C.V.                                2,196,725    2,188,770
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A               4,662,665   14,176,774
    Megacable Holdings S.A.B. de C.V.                               205,349      677,558
#   Mexichem S.A.B. de C.V.                                       4,830,871   20,127,318
#*  Minera Frisco S.A.B. de C.V.                                  1,010,100    2,593,524
#*  OHL Mexico S.A.B. de C.V.                                     1,719,699    4,412,847
#   Organizacion Cultiba S.A.B. de C.V.                               8,600       17,797
#*  Organizacion Soriana S.A.B. de C.V. Class B                   3,234,065   10,465,211
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V.       1,004,512   10,200,448
#   Qualitas Controladora S.A.B. de C.V.                            169,259      400,080
#   TV Azteca S.A.B. de C.V.                                      4,170,193    2,080,742
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                       1,795,501      216,056
*   Vitro S.A.B. de C.V. Series A                                   193,764      437,954
#   Wal-Mart de Mexico S.A.B. de C.V. Series V                    9,333,619   24,265,371
                                                                            ------------
TOTAL MEXICO                                                                 685,424,121
                                                                            ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR                                        3,326 $    39,313
#   Cia de Minas Buenaventura SA ADR                                157,651   2,285,940
    Credicorp, Ltd.                                                 121,494  16,596,080
                                                                            -----------
TOTAL PERU                                                                   18,921,333
                                                                            -----------
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                                 818,000     132,898
    Aboitiz Equity Ventures, Inc.                                 4,181,120   4,924,860
    Aboitiz Power Corp.                                           4,869,200   3,833,220
    Alliance Global Group, Inc.                                  24,695,294  15,068,400
    Alsons Consolidated Resources, Inc.                             770,000      24,237
    Atlas Consolidated Mining & Development                       2,931,100     838,173
    Ayala Corp.                                                     533,205   7,444,636
    Ayala Land, Inc.                                             10,596,820   7,213,998
    Bank of the Philippine Islands                                2,705,203   6,259,837
    BDO Unibank, Inc.                                             4,625,889   8,678,498
*   Belle Corp.                                                  16,642,000   2,003,886
    Cebu Air, Inc.                                                1,166,910   1,424,074
    Cebu Holdings, Inc.                                           2,065,000     278,441
    China Banking Corp.                                             593,950     852,073
    COL Financial Group, Inc.                                       133,700      52,677
*   Cyber Bay Corp.                                               3,846,000      45,391
    DMCI Holdings, Inc.                                           4,032,070   4,829,968
*   East West Banking Corp.                                          19,300      11,410
    EEI Corp.                                                     1,807,800     451,371
*   Empire East Land Holdings, Inc.                              22,778,000     500,344
    Energy Development Corp.                                     33,463,800   4,490,950
    Filinvest Development Corp.                                      89,300       8,750
    Filinvest Land, Inc.                                         81,341,687   3,024,811
    First Gen Corp.                                               6,061,600   2,255,490
    First Philippine Holdings Corp.                               1,352,890   2,175,459
*   Global-Estate Resorts, Inc.                                   9,334,000     293,124
    Globe Telecom, Inc.                                             128,830   5,190,032
    International Container Terminal Services, Inc.               3,237,972   7,795,566
    JG Summit Holdings, Inc.                                      1,138,500   1,150,569
    Jollibee Foods Corp.                                          1,311,937   5,388,493
    Lafarge Republic, Inc.                                        2,504,060     539,255
    Leisure & Resorts World Corp.                                   362,520      54,294
*   Lepanto Consolidated Mining                                  24,273,207     240,885
    Lopez Holdings Corp.                                         10,991,000   1,228,147
    Manila Electric Co.                                             481,380   3,385,584
    Manila Water Co., Inc.                                        3,748,400   2,167,687
*   Megawide Construction Corp.                                     522,470     135,766
    Megaworld Corp.                                              82,317,600   7,303,356
*   Metro Pacific Corp. Series A                                    225,000          --
    Metro Pacific Investments Corp.                              46,031,100   5,196,848
    Metropolitan Bank & Trust                                     3,361,568   6,931,030
    Pepsi-Cola Products Philippines, Inc.                         6,990,791     784,798
    Petron Corp.                                                     22,700       6,514
*   Philex Mining Corp.                                             770,250     155,945
*   Philex Petroleum Corp.                                           75,900      15,350
    Philippine Long Distance Telephone Co.                           17,110   1,135,385

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- ------------
PHILIPPINES -- (Continued)
    Philippine Long Distance Telephone Co. Sponsored ADR              51,538 $  3,409,239
*   Philippine National Bank                                       1,355,000    3,026,849
    Philippine Stock Exchange, Inc.                                   70,460      593,507
    Philodrill Corp.                                             177,800,000      156,518
    Philtown Properties, Inc                                          16,675          594
    Philweb Corp.                                                  2,051,840      474,454
    Phoenix Petroleum Philippines, Inc.                              986,570      125,006
    RFM Corp.                                                      5,607,300      713,509
    Rizal Commercial Banking Corp.                                 1,553,395    1,689,662
    Robinsons Land Corp.                                           9,483,550    4,974,807
    San Miguel Corp.                                               1,548,380    2,723,799
    San Miguel Pure Foods Co., Inc.                                    3,980       22,360
    Security Bank Corp.                                            1,190,682    3,832,924
    Semirara Mining Corp.                                            339,350    2,166,568
    Shang Properties, Inc.                                           174,286       12,331
    SM Investments Corp.                                             711,787   14,100,579
    SM Prime Holdings, Inc.                                       21,088,990    9,341,895
    Top Frontier Investment Holdings, Inc.                           153,057      136,373
    Trans-Asia Oil & Energy Development                            9,851,000      535,685
    Union Bank Of Philippines                                        841,410    2,437,212
    Universal Robina Corp.                                         2,988,800    8,821,839
    Vista Land & Lifescapes, Inc.                                 23,139,700    2,954,166
                                                                             ------------
TOTAL PHILIPPINES                                                             188,172,356
                                                                             ------------
POLAND -- (1.7%)
    Action SA                                                          2,482       45,517
*   Agora SA                                                         189,633      709,546
*   Alchemia SA                                                      225,224      384,877
    Amica Wronki SA                                                      358       12,427
*   AmRest Holdings SE                                                36,778    1,306,002
    Apator SA                                                         26,053      332,787
    Asseco Poland SA                                                 393,428    6,426,779
    ATM SA                                                            24,831      108,089
    Bank Handlowy w Warszawie SA                                     153,460    5,898,145
*   Bank Millennium SA                                             2,215,926    5,507,506
    Bank Pekao SA                                                    289,723   18,140,150
    Bank Zachodni WBK SA                                              34,992    4,261,505
*   Bioton SA                                                      8,698,900       84,720
*   Boryszew SA                                                   12,258,766    2,065,148
#   BRE Bank SA                                                       64,960   10,728,404
    Budimex SA                                                        29,932    1,259,400
    CCC SA                                                            28,698    1,210,544
#*  CD Projekt Red SA                                                445,188    2,239,286
*   Ciech SA                                                         214,351    2,077,016
*   Cinema City International NV                                      33,245      356,327
*   City Interactive SA                                               14,500       42,352
*   Colian SA                                                         52,481       47,279
    ComArch SA                                                         7,881      257,839
*   Cyfrowy Polsat SA                                                256,875    1,868,748
    Dom Development SA                                                 9,946      154,994
*   Eko Export SA                                                      1,215       17,710
    Elektrobudowa SA                                                   2,716      140,238

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
POLAND -- (Continued)
    Emperia Holding SA                                              41,580 $   922,592
    Enea SA                                                        325,473   1,531,569
    Eurocash SA                                                    229,585   3,526,731
    Fabryki Mebli Forte SA                                          24,598     266,111
*   Famur SA                                                        86,073     149,413
*   Farmacol SA                                                     36,461     822,721
    Firma Oponiarska Debica SA                                      10,995     340,703
    Getin Holding SA                                             1,453,087   2,055,242
*   Getin Noble Bank SA                                          2,644,524   2,333,264
    Grupa Azoty SA                                                 113,806   3,008,575
    Grupa Kety SA                                                   22,544   1,390,629
*   Grupa Lotos SA                                                 422,257   5,150,883
*   Hawe SA                                                        541,715     693,806
*   Impexmetal SA                                                  496,171     562,517
*   ING Bank Slaski SA                                             111,239   4,078,487
*   Integer.pl SA                                                      612      61,335
*   Inter Cars SA                                                    1,625     103,835
#   Jastrzebska Spolka Weglowa SA                                  125,430   2,708,034
#*  Kernel Holding SA                                              207,969   2,797,561
    KGHM Polska Miedz SA                                           584,275  23,588,359
*   Koelner SA                                                      14,359      53,632
    Kopex SA                                                       135,625     485,029
*   KRUK SA                                                          4,755     126,954
*   LC Corp. SA                                                    550,157     332,252
    Lentex SA                                                       19,311      46,760
    LPP SA                                                           1,221   3,574,601
#   Lubelski Wegiel Bogdanka SA                                    146,122   5,399,788
*   MCI Management SA                                              136,745     439,946
*   Mercor SA                                                        2,734      19,251
*   Midas SA                                                       277,850      69,317
*   Mostostal Zabrze Holding SA                                     59,416      37,597
*   Netia SA                                                     1,207,401   1,998,345
    Neuca SA                                                         3,061     287,038
    Orbis SA                                                        64,672     886,862
    Pelion SA                                                       28,721   1,042,747
*   Petrolinvest SA                                                557,528      27,166
*   Pfleiderer Grajewo SA                                           60,652     566,668
    PGE SA                                                       3,286,757  19,199,339
*   Polimex-Mostostal SA                                         2,510,058     162,588
*   Polnord SA                                                      54,137     155,290
*   Polski Koncern Miesny Duda SA                                  373,841     102,817
#   Polski Koncern Naftowy Orlen SA                              1,468,118  20,711,488
    Polskie Gornictwo Naftowe i Gazownictwo SA                   3,609,436   6,638,579
#   Powszechna Kasa Oszczednosci Bank Polski SA                  2,002,636  26,528,810
    Powszechny Zaklad Ubezpieczen SA                                78,095  11,879,220
*   PZ Cormay SA                                                    66,507     162,917
*   Rafako SA                                                      190,586     401,023
*   Rovese SA                                                    1,093,626     783,936
*   Stalexport Autostrady SA                                       250,600     186,380
    Stalprodukt SA                                                   4,961     348,937
*   Sygnity SA                                                      57,819     397,082
    Synthos SA                                                   1,760,245   2,981,146

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
POLAND -- (Continued)
    Tauron Polska Energia SA                                      2,170,126 $  3,540,066
    Telekomunikacja Polska SA                                     2,649,427    8,580,534
*   Trakcja SA                                                       68,285       29,289
    TVN SA                                                          542,795    2,734,382
*   Vistula Group SA                                                 23,970       18,037
    Warsaw Stock Exchange                                            82,511    1,194,901
    Wawel SA                                                            124       47,771
#   Zaklady Chemiczne Police SA                                      17,834      157,292
                                                                            ------------
TOTAL POLAND                                                                 244,111,479
                                                                            ------------
RUSSIA -- (3.8%)
*   Etalon Group, Ltd. GDR                                          496,732    2,587,581
    Eurasia Drilling Co., Ltd. GDR                                  338,444   14,323,185
#   Federal Hydrogenerating Co. JSC ADR                           4,540,056    7,662,234
    Gazprom OAO Sponsored ADR                                    19,360,421  180,969,619
    Globaltrans Investment P.L.C. GDR                               212,739    3,238,050
*   Integra Group Holdings GDR                                        5,127       76,911
#   Lukoil OAO Sponsored ADR                                      1,464,268   95,900,562
    Magnitogorsk Iron & Steel Works GDR                             449,466    1,452,477
    Mail.ru Group, Ltd. GDR                                         140,164    5,168,028
#*  Mechel Sponsored ADR                                            993,984    3,140,989
    MMC Norilsk Nickel OJSC ADR                                     972,667   14,692,794
    Novolipetsk Steel OJSC GDR                                      346,977    5,912,058
    Novorossiysk Commercial Sea Port PJSC GDR                       147,582    1,217,767
    O'Key Group SA GDR                                               64,981      768,523
    Phosagro OAO GDR                                                 66,966      692,616
*   PIK Group GDR                                                   482,752      972,111
    Rosneft OAO GDR                                               3,217,165   25,382,650
    Rostelecom OJSC Sponsored ADR                                   130,501    2,836,098
    Sberbank of Russia Sponsored ADR                              5,532,517   70,552,743
    Severstal OAO GDR                                               987,436    8,601,325
    Tatneft OAO Sponsored ADR                                       739,208   30,365,137
    TMK OAO GDR                                                     120,705    1,558,542
    Uralkali OJSC GDR                                               849,370   22,664,643
#   VimpelCom, Ltd. Sponsored ADR                                 1,245,506   17,922,831
    VTB Bank OJSC GDR(46630Q202)                                      9,793       27,215
    VTB Bank OJSC GDR(B1W7FX909)                                  5,542,044   15,355,303
*   X5 Retail Group NV GDR                                          374,433    6,086,644
                                                                            ------------
TOTAL RUSSIA                                                                 540,128,636
                                                                            ------------
SOUTH AFRICA -- (6.7%)
    Adcock Ingram Holdings, Ltd.                                    649,823    4,662,332
    Adcorp Holdings, Ltd.                                           199,235      687,442
    Advtech, Ltd.                                                   957,741      630,786
    Aeci, Ltd.                                                      740,900    9,029,957
    Afgri, Ltd.                                                   1,156,840      761,384
#   African Bank Investments, Ltd.                                2,703,836    4,567,835
#   African Oxygen, Ltd.                                            434,689      935,427
    African Rainbow Minerals, Ltd.                                  552,203   10,572,374
    Allied Electronics Corp., Ltd.                                  118,970      289,515
#*  Anglo American Platinum, Ltd.                                   228,616    9,241,848
#   AngloGold Ashanti, Ltd.                                           6,997      105,756

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH AFRICA -- (Continued)
    AngloGold Ashanti, Ltd. Sponsored ADR                          898,176 $13,562,458
*   ArcelorMittal South Africa, Ltd.                               630,770   2,485,142
    Argent Industrial, Ltd.                                        146,462      79,569
#   Aspen Pharmacare Holdings, Ltd.                                784,256  21,817,695
    Assore, Ltd.                                                    91,812   3,749,705
#   Astral Foods, Ltd.                                             198,761   1,998,129
*   Aveng, Ltd.                                                  2,560,068   7,517,407
    AVI, Ltd.                                                    1,531,116   8,994,233
#   Barclays Africa Group, Ltd.                                    993,702  15,347,921
    Barloworld, Ltd.                                             1,333,899  11,949,291
    Basil Read Holdings, Ltd.                                      143,266     136,270
    Bell Equipment, Ltd.                                           121,325     290,565
    Bidvest Group, Ltd.                                            989,215  26,357,180
    Blue Label Telecoms, Ltd.                                    1,242,208   1,166,915
*   Brait SE                                                       718,715   3,503,705
    Business Connexion Group, Ltd.                                 425,980     238,314
#   Capitec Bank Holdings, Ltd.                                    199,826   4,256,980
#   Cashbuild, Ltd.                                                114,060   1,776,174
    Caxton and CTP Publishers and Printers, Ltd.                   364,067     685,568
    City Lodge Hotels, Ltd.                                        141,119   1,857,417
    Clicks Group, Ltd.                                           1,303,548   8,130,155
    Clover Industries, Ltd.                                         41,048      67,206
*   Consolidated Infrastructure Group, Ltd.                         34,621      77,285
    Coronation Fund Managers, Ltd.                                 871,962   7,111,583
    Datacentrix Holdings, Ltd.                                     127,775      59,917
    DataTec, Ltd.                                                  866,305   4,946,563
    Delta EMD, Ltd.                                                 28,740      17,848
    Discovery, Ltd.                                                917,375   7,752,364
    Distell Group, Ltd.                                             96,572   1,292,874
*   Distribution and Warehousing Network, Ltd.                     162,578     154,536
#   DRDGOLD, Ltd.                                                1,995,157     985,476
    DRDGOLD, Ltd. Sponsored ADR                                      4,569      22,525
    ElementOne, Ltd.                                                90,000      79,589
    EOH Holdings, Ltd.                                             435,854   3,528,964
    Eqstra Holdings, Ltd.                                          493,443     407,572
*   Evraz Highveld Steel and Vanadium, Ltd.                         35,483      57,828
#   Exxaro Resources, Ltd.                                         577,326   8,841,419
    Famous Brands, Ltd.                                            175,295   1,744,771
    FirstRand, Ltd.                                              9,125,832  32,761,624
    Foschini Group, Ltd. (The)                                     775,253   8,930,987
*   Gijima Group, Ltd.                                              16,088       1,461
    Gold Fields, Ltd.                                               64,532     298,745
#   Gold Fields, Ltd. Sponsored ADR                              2,840,008  13,064,037
    Grindrod, Ltd.                                               2,486,907   5,981,608
    Group Five, Ltd.                                               607,645   2,731,346
    Growthpoint Properties, Ltd.                                 1,477,329   3,756,678
    Harmony Gold Mining Co., Ltd.                                  249,393     860,553
    Harmony Gold Mining Co., Ltd. Sponsored ADR                  1,412,386   4,802,112
    Holdsport, Ltd.                                                 34,688     169,855
    Hudaco Industries, Ltd.                                        180,207   1,855,372
*   Hulamin, Ltd.                                                  346,252     195,371
    Iliad Africa, Ltd.                                             329,671     166,513

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH AFRICA -- (Continued)
    Illovo Sugar, Ltd.                                           1,217,611 $ 3,820,746
    Impala Platinum Holdings, Ltd.                               1,812,700  22,018,274
#   Imperial Holdings, Ltd.                                        972,241  20,664,193
    Investec, Ltd.                                               1,137,152   8,059,677
#   JD Group, Ltd.                                                 752,496   2,310,027
    JSE, Ltd.                                                      445,018   3,906,160
    Kagiso Media, Ltd.                                              43,129     118,664
    KAP Industrial Holdings, Ltd.                                  308,543     116,220
#   Kumba Iron Ore, Ltd.                                           109,390   4,574,715
    Lewis Group, Ltd.                                              574,980   4,015,982
    Liberty Holdings, Ltd.                                         581,318   7,187,067
#   Life Healthcare Group Holdings, Ltd.                         2,708,958  11,049,295
    Massmart Holdings, Ltd.                                        280,045   4,489,852
    Mediclinic International, Ltd.                               1,006,361   7,583,863
*   Merafe Resources, Ltd.                                       4,218,724     341,246
    Metair Investments, Ltd.                                       768,276   2,983,307
    Metrofile Holdings, Ltd.                                           877         435
    MMI Holdings, Ltd.                                           5,268,984  12,917,353
    Mondi, Ltd.                                                    536,573   9,590,853
    Mpact, Ltd.                                                    452,759   1,231,599
#   Mr Price Group, Ltd.                                           691,450  10,882,596
    MTN Group, Ltd.                                              3,230,167  64,206,532
*   Murray & Roberts Holdings, Ltd.                              2,487,245   7,572,477
*   Mvelaserve, Ltd.                                               168,447     154,616
    Nampak, Ltd.                                                 3,364,169  11,121,733
    Naspers, Ltd. Class N                                          631,382  59,099,733
#   Nedbank Group, Ltd.                                          1,008,610  21,929,020
    Netcare, Ltd.                                                3,741,613   9,284,588
*   Northam Platinum, Ltd.                                       1,358,136   5,578,943
    Nu-World Holdings, Ltd.                                         23,372      38,199
    Oceana Group, Ltd.                                             100,930     844,330
    Octodec Investments, Ltd.                                        5,586      12,079
    Omnia Holdings, Ltd.                                           414,368   8,551,187
*   Palabora Mining Co., Ltd.                                      110,131   1,269,751
    Peregrine Holdings, Ltd.                                       461,210     632,052
    Petmin, Ltd.                                                   145,238      32,021
#   Pick n Pay Stores, Ltd.                                        859,851   4,063,708
    Pinnacle Technology Holdings, Ltd.                             875,378   2,138,366
    Pioneer Foods, Ltd.                                            341,126   2,889,938
    PPC, Ltd.                                                    1,930,512   6,098,597
    PSG Group, Ltd.                                                574,887   4,727,184
    Raubex Group, Ltd.                                             242,013     571,810
*   RCL Foods, Ltd.                                                144,968     246,022
    Redefine International P.L.C.                                   76,069      60,469
    Resilient Property Income Fund, Ltd.                           757,638   4,146,483
    Reunert, Ltd.                                                  828,996   5,809,473
*   Royal Bafokeng Platinum, Ltd.                                   59,707     365,418
    Sanlam, Ltd.                                                 7,258,066  38,943,664
    Santam, Ltd.                                                   116,936   2,219,590
*   Sappi, Ltd.                                                  3,162,061   9,319,194
*   Sappi, Ltd. Sponsored ADR                                      399,244   1,125,868
    Sasol, Ltd.                                                    765,727  39,126,959

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
SOUTH AFRICA -- (Continued)
#   Sasol, Ltd. Sponsored ADR                                      869,022 $ 44,337,502
*   Sentula Mining, Ltd.                                           573,036       20,059
#   Shoprite Holdings, Ltd.                                      1,104,549   20,227,169
    Sibanye Gold, Ltd.                                              64,532       91,069
    Sibanye Gold, Ltd. Sponsored ADR                               710,002    3,990,211
    Spar Group, Ltd. (The)                                         527,010    6,743,907
    Spur Corp., Ltd.                                               374,301    1,193,188
#   Standard Bank Group, Ltd.                                    3,305,953   42,058,657
*   Stefanutti Stocks Holdings, Ltd.                               160,398      163,357
#*  Steinhoff International Holdings, Ltd.                       5,304,067   20,475,379
    Sun International, Ltd.                                        408,581    4,143,421
*   Super Group, Ltd.                                            2,097,304    5,144,191
#*  Telkom SA SOC, Ltd.                                          1,006,094    2,625,088
*   Telkom SA SOC, Ltd. Sponsored ADR                               24,334      255,629
    Tiger Brands, Ltd.                                             477,646   14,012,674
*   Times Media Group, Ltd.                                         74,593      160,415
    Tongaat Hulett, Ltd.                                           543,878    6,851,334
    Trencor, Ltd.                                                  534,087    3,799,611
#   Truworths International, Ltd.                                1,276,756   12,201,548
    Tsogo Sun Holdings, Ltd.                                       666,654    1,869,471
    Value Group, Ltd.                                               95,008       64,683
*   Village Main Reef, Ltd.                                         80,844        3,705
#   Vodacom Group, Ltd.                                            515,445    5,912,389
*   Wesizwe                                                         19,767        1,576
    Wilson Bayly Holmes-Ovcon, Ltd.                                380,924    6,669,637
#   Woolworths Holdings, Ltd.                                    1,334,638   10,038,233
    Zeder Investments, Ltd.                                        382,396      164,920
                                                                           ------------
TOTAL SOUTH AFRICA                                                          953,371,182
                                                                           ------------
SOUTH KOREA -- (13.6%)
#*  3S Korea Co., Ltd.                                             152,484      815,098
    Able C&C Co., Ltd.                                               2,970       87,422
*   Actoz Soft Co., Ltd.                                            16,187      514,616
#*  Advanced Nano Products Co., Ltd.                                17,791      323,511
#*  Advanced Process Systems Corp.                                  64,345      656,482
#   Aekyung Petrochemical Co., Ltd.                                  5,521      309,825
#   AfreecaTV Co., Ltd.                                             28,499      272,182
#   Agabang&Company                                                120,783      633,642
#   Ahnlab, Inc.                                                    21,773    1,118,627
    AK Holdings, Inc.                                               10,775      407,728
#*  Aminologics Co., Ltd.                                          190,514      292,327
#   Amorepacific Corp.                                               7,202    5,910,096
    AMOREPACIFIC Group                                              10,804    3,812,555
#   Anapass, Inc.                                                   34,785      416,602
#   Asia Cement Co., Ltd.                                           11,741    1,073,653
#   Asia Paper Manufacturing Co., Ltd.                              24,510      495,284
*   Asiana Airlines, Inc.                                          488,540    2,316,104
#   AtlasBX Co., Ltd.                                               33,431    1,178,094
*   AUK Corp.                                                      168,260      389,132
#   Autech Corp.                                                    45,140      281,057
#*  Avaco Co., Ltd.                                                 40,816      150,273
#   Baiksan Co., Ltd.                                               50,980      283,008

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
#*  Basic House Co., Ltd. (The)                                   33,820 $   579,270
#*  BH Co., Ltd.                                                  39,504     471,134
#   BHI Co., Ltd.                                                 15,468     263,435
#*  BI EMT Co., Ltd.                                              26,767     114,553
#   Binggrae Co., Ltd.                                            18,616   1,568,575
#   Bioland, Ltd.                                                 20,067     227,652
#   Biospace Co., Ltd.                                            33,151     253,320
    Bookook Securities Co., Ltd.                                   5,240      69,767
#*  Boryung Medience Co., Ltd.                                    18,584     131,603
#   Boryung Pharmaceutical Co., Ltd.                              19,770     705,794
#*  Bosung Power Technology Co., Ltd.                            115,748     195,138
    BS Financial Group, Inc.                                     797,460  12,803,054
    Bukwang Pharmaceutical Co., Ltd.                              55,458     755,340
    Busan City Gas Co., Ltd.                                      32,330     883,315
    BYC Co., Ltd.                                                    190      33,822
#   Byucksan Corp.                                                91,420     223,105
#*  CammSys Corp.                                                166,050     426,706
#   Capro Corp.                                                  124,400     909,967
#*  Celltrion Pharm, Inc.                                         55,013     639,932
#   Celltrion, Inc.                                              125,946   5,476,943
*   Chabio & Diostech Co., Ltd.                                  107,511   1,043,411
#*  Charm Engineering Co., Ltd.                                   77,090     171,526
    Cheil Industries, Inc.                                       169,344  14,358,701
*   Cheil Worldwide, Inc.                                        203,210   5,006,837
#   Chemtronics Co., Ltd.                                         23,491     537,064
#*  Chin Hung International, Inc.                                165,478     254,886
*   China Great Star International, Ltd.                         272,021     474,762
#*  China Ocean Resources Co., Ltd.                              383,330   1,561,457
#*  Choa Pharmaceutical Co.                                       82,345     265,474
#   Chokwang Paint, Ltd.                                          24,620     171,313
#   Chong Kun Dang Pharm Corp.                                    39,384   2,959,137
#   Choong Ang Vaccine Laboratory                                  5,456      65,114
    Chosun Refractories Co., Ltd.                                  2,127     157,728
#   CJ CGV Co., Ltd.                                              35,185   1,654,747
#   CJ CheilJedang Corp.                                          30,386   7,374,433
    CJ Corp.                                                      62,221   6,507,660
*   CJ E&M Corp.                                                  89,805   3,105,012
#*  CJ Korea Express Co., Ltd.                                    32,193   2,798,432
    CJ O Shopping Co., Ltd.                                        7,821   2,610,002
#*  CJ Seafood Corp.                                              46,990     112,676
#   CKD Bio Corp.                                                 21,490     328,964
#*  CNK International Co., Ltd.                                  137,923     681,864
#*  Com2uSCorp                                                    23,905     506,300
#   Cosmax, Inc.                                                  30,180   1,481,799
#*  CosmoAM&T Co., Ltd.                                           18,360      91,876
#*  Cosmochemical Co., Ltd.                                       51,850     471,418
    Coway Co., Ltd.                                              119,900   6,862,602
#   Credu Corp.                                                    7,828     356,981
    Crown Confectionery Co., Ltd.                                  2,637     601,883
#*  CrucialTec Co., Ltd.                                          65,421     816,581
#*  CTC BIO, Inc.                                                 37,381     755,570
#*  D.I Corp.                                                     97,080     917,199

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
#   D.ID Corp.                                                    42,436 $   175,794
    Dae Dong Industrial Co., Ltd.                                 61,490     353,466
    Dae Han Flour Mills Co., Ltd.                                  4,841     652,089
#   Dae Hyun Co., Ltd.                                             4,970      11,264
    Dae Won Kang Up Co., Ltd.                                    106,380     752,626
*   Dae Young Packaging Co., Ltd.                                350,890     281,882
#   Dae-Il Corp.                                                  44,560     204,428
#*  Daea TI Co., Ltd.                                            194,036     303,306
#   Daechang Co., Ltd.                                           301,520     300,624
    Daeduck Electronics Co.                                      168,900   1,487,332
    Daeduck GDS Co., Ltd.                                        114,600   2,105,512
    Daegu Department Store                                        36,860     569,995
#*  Daehan New Pharm Co., Ltd.                                    28,535     181,858
#   Daehan Steel Co., Ltd.                                        54,520     338,373
#   Daehwa Pharmaceutical Co., Ltd.                               37,069     210,735
    Daekyo Co., Ltd.                                              76,070     481,075
#*  Daekyung Machinery & Engineering Co., Ltd.                   184,410     306,429
    Daelim Industrial Co., Ltd.                                  127,941  11,875,891
    Daelim Trading Co., Ltd.                                       3,405      12,917
#   Daesang Corp.                                                 84,727   2,766,876
#   Daesang Holdings Co., Ltd.                                    69,320     488,856
    Daesung Holdings Co., Ltd.                                    19,560     158,812
*   Daesung Industrial Co., Ltd.                                   2,450       9,938
#   Daewon Pharmaceutical Co., Ltd.                               48,334     478,396
#   Daewon San Up Co., Ltd.                                       12,033      96,875
#*  Daewoo Engineering & Construction Co., Ltd.                  381,325   3,089,700
#   Daewoo International Corp.                                   132,397   4,876,559
    Daewoo Securities Co., Ltd.                                  765,617   7,145,647
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           429,780  13,533,536
    Daewoong Co., Ltd.                                             6,323     222,284
    Daewoong Pharmaceutical Co., Ltd.                             20,111   1,581,910
*   Dahaam E-Tec Co., Ltd.                                         1,420      24,096
    Daishin Securities Co., Ltd.                                 210,620   1,757,506
#*  Danal Co., Ltd.                                               59,342     549,724
    Daou Data Corp.                                               73,862     305,473
#   Daou Technology, Inc.                                        149,630   2,050,572
#*  Dasan Networks, Inc.                                          61,214     366,263
#   Daum Communications Corp.                                     33,259   2,775,149
    Dawonsys Co., Ltd.                                             2,796      21,694
#   Dayou Automotive Seat Technology Co., Ltd.                   230,815     245,544
#   DCM Corp.                                                     16,370     179,884
#*  Deutsch Motors, Inc.                                          28,027     113,128
    DGB Financial Group, Inc.                                    709,657  11,386,210
    Digital Chosun Co., Ltd.                                      20,134      35,852
#   Digital Power Communications Co., Ltd.                        30,360      98,904
#*  Digitech Systems Co., Ltd.                                    69,781     403,595
#*  DIO Corp.                                                     44,232     343,090
    Dong Ah Tire & Rubber Co., Ltd.                               14,820     247,198
#*  Dong Yang Gang Chul Co., Ltd.                                132,560     264,212
    Dong-A Socio Holdings Co., Ltd.                               10,239   1,456,787
*   Dong-A ST Co., Ltd.                                            3,546     415,533
#   Dong-Ah Geological Engineering Co., Ltd.                      30,030     247,549

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
    Dong-Il Corp.                                                  4,466 $   216,184
#   Dongaone Co., Ltd.                                           119,520     371,655
    Dongbang Agro Co.                                              4,840      29,226
#   Dongbang Transport Logistics Co., Ltd.                        78,710     190,508
    Dongbu CNI Co., Ltd.                                          15,260      59,719
*   Dongbu Corp.                                                  35,650     112,069
*   Dongbu HiTek Co., Ltd.                                       139,318     793,381
    Dongbu Insurance Co., Ltd.                                   158,775   7,104,860
    Dongbu Securities Co., Ltd.                                  113,561     377,471
#*  Dongbu Steel Co., Ltd.                                       128,145     302,707
#   Dongil Industries Co., Ltd.                                    4,838     240,242
#   Dongjin Semichem Co., Ltd.                                   117,446     475,257
#*  Dongkook Industrial Co., Ltd.                                 99,200     271,685
#   DongKook Pharmaceutical Co., Ltd.                             13,811     458,630
    Dongkuk Industries Co., Ltd.                                   3,287      10,988
#   Dongkuk Steel Mill Co., Ltd.                                 205,640   2,874,004
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.                  132,251     513,970
#   Dongsung Chemical Co., Ltd.                                    7,530     150,903
#   Dongsung Holdings Co., Ltd.                                   79,760     391,570
#   Dongsung Pharmaceutical Co., Ltd.                             76,830     310,442
#   Dongwha Pharm Co., Ltd.                                       93,665     491,206
    Dongwon F&B Co., Ltd.                                          6,337     647,798
    Dongwon Industries Co., Ltd.                                   4,216   1,128,422
*   Dongwon Systems Corp.                                         15,467     102,129
    Dongyang E&P, Inc.                                             7,721     130,846
    Dongyang Mechatronics Corp.                                  119,529   1,361,235
    Doosan Corp.                                                  33,575   4,497,893
#*  Doosan Engine Co., Ltd.                                       91,490     813,387
*   Doosan Engineering & Construction Co., Ltd.                  149,506     326,749
#   Doosan Heavy Industries & Construction Co., Ltd.             211,881   8,647,594
#*  Doosan Infracore Co., Ltd.                                   378,520   5,417,845
#   Dragonfly GF Co., Ltd.                                        25,290     214,060
    DRB Holding Co., Ltd.                                         25,061     183,467
    DRB Industrial Co., Ltd.                                      25,089     208,568
#*  Duksan Hi-Metal Co., Ltd.                                     38,006     750,153
#   DuzonBIzon Co., Ltd.                                          68,950     646,848
#   e-LITECOM Co., Ltd.                                           36,060     647,587
    E-Mart Co., Ltd.                                              70,199  16,798,344
#   E1 Corp.                                                      11,224     804,917
#*  Eagon Industries Co., Ltd.                                    14,100     171,351
#   Easy Bio, Inc.                                               172,451     754,261
*   Ecopro Co., Ltd.                                              57,703     498,476
#   EG Corp.                                                      26,132     512,415
#*  ELK Corp.                                                     49,192     295,305
    EMKOREA Co., Ltd.                                             50,741     461,578
#   ENF Technology Co., Ltd.                                      40,576     375,522
#   Eo Technics Co., Ltd.                                         17,257     702,170
#   Estechpharma Co., Ltd.                                        26,276     294,304
#*  ESTsoft Corp.                                                 10,003     194,508
    Eugene Corp.                                                 200,134     545,499
*   Eugene Investment & Securities Co., Ltd.                     234,675     484,562
    Eugene Technology Co., Ltd.                                   44,128     676,841

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#   Fila Korea, Ltd.                                                39,090 $ 2,646,965
#   Fine Technix Co., Ltd.                                          22,817      46,025
#*  Finetex EnE, Inc.                                              100,221     255,398
#   Firstec Co., Ltd.                                              166,326     290,513
#*  Flexcom, Inc.                                                   33,588     427,465
*   Foosung Co., Ltd.                                              170,523     644,096
#   Fursys, Inc.                                                    10,916     321,583
#*  GameHi Co., Ltd.                                                59,800     408,015
#*  Gamevil, Inc.                                                   17,836     852,548
#   Gaon Cable Co., Ltd.                                            12,422     228,935
#*  GemVax & Kael Co., Ltd.                                         84,754   1,536,910
#*  Genexine Co., Ltd.                                               2,719      61,799
#*  Genic Co., Ltd.                                                 14,364     337,326
    GIIR, Inc.                                                      16,730     126,055
    Global & Yuasa Battery Co., Ltd.                                24,999   1,172,943
#*  GNCO Co., Ltd.                                                 213,311     321,372
*   Golden Bridge Investment & Securities Co., Ltd.                 22,743      18,203
    Golfzon Co., Ltd.                                               39,636     770,056
#   Grand Korea Leisure Co., Ltd.                                   87,970   3,204,281
*   Green Cross Cell Corp.                                          13,659     366,761
#   Green Cross Corp.                                               18,105   2,235,174
    Green Cross Holdings Corp.                                      99,660   1,241,651
*   Green Non-Life Insurance Co., Ltd.                              14,915          --
#   GS Engineering & Construction Corp.                            199,978   6,751,770
#   GS Global Corp.                                                 58,531     533,545
#   GS Holdings                                                    241,284  13,286,823
    GS Home Shopping, Inc.                                           6,605   1,522,363
    Gwangju Shinsegae Co., Ltd.                                      2,914     720,813
#   Haesung Industrial Co., Ltd.                                    10,792     401,258
#   Halla Engineering & Construction Corp.                          86,024     431,791
#   Halla Visteon Climate Control Corp.                            103,750   3,879,485
    Han Kuk Carbon Co., Ltd.                                       138,400   1,161,791
    Hana Financial Group, Inc.                                   1,071,129  41,187,342
#*  Hana Micron, Inc.                                               11,690      72,629
#*  Hanall Biopharma Co., Ltd.                                      92,470     542,418
#   Handok Pharmaceuticals Co., Ltd.                                25,400     414,481
#   Handsome Co., Ltd.                                              73,304   2,098,750
    Hanil Cement Co., Ltd.                                          18,961   1,491,112
    Hanil E-Wha Co., Ltd.                                          101,330   2,094,042
#*  Hanjin Heavy Industries & Construction Co., Ltd.               251,555   2,916,037
    Hanjin Heavy Industries & Construction Holdings Co., Ltd.       59,995     517,323
*   Hanjin Kal Corp.                                                60,075     795,711
#*  Hanjin P&C Co., Ltd.                                           106,545      82,866
#*  Hanjin Shipping Co., Ltd.                                      489,234   3,564,516
#*  Hanjin Shipping Holdings Co., Ltd.                              56,654     284,442
#   Hanjin Transportation Co., Ltd.                                 45,280     782,732
    Hankook Shell Oil Co., Ltd.                                      2,458   1,218,239
    Hankook Tire Co., Ltd.                                         141,074   8,276,010
    Hankook Tire Worldwide Co., Ltd.                                32,246     794,713
*   Hankuk Glass Industries, Inc.                                    3,770      58,095
    Hankuk Paper Manufacturing Co., Ltd.                            15,900     355,086
*   Hanmi Pharm Co., Ltd.                                           22,221   2,696,387

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
#*  Hanmi Science Co., Ltd.                                       73,198 $ 1,101,835
#   Hanmi Semiconductor Co., Ltd.                                 48,770     576,851
    Hansae Co., Ltd.                                              16,029     255,802
#   Hansae Yes24 Holdings Co., Ltd.                               63,377     286,833
#   Hanshin Construction                                           1,850      19,510
#   Hansol Chemical Co., Ltd.                                     47,490   1,221,942
#   Hansol CSN                                                   176,540     529,167
#*  Hansol HomeDeco Co., Ltd.                                    299,422     490,516
    Hansol Paper Co.                                             208,780   2,418,662
#*  Hansol Technics Co., Ltd.                                     72,264   1,291,500
#   Hanssem Co., Ltd.                                             31,400   1,272,225
#   Hanwha Chemical Corp.                                        402,092   8,825,326
    Hanwha Corp.                                                 206,692   7,823,419
*   Hanwha General Insurance Co., Ltd.                            83,074     328,619
*   Hanwha Investment & Securities Co., Ltd.                     272,391     921,318
    Hanwha Life Insurance Co., Ltd.                              669,550   4,477,060
    Hanwha Timeworld Co., Ltd.                                     8,040     246,971
    Hanyang Securities Co., Ltd.                                  18,020     105,650
*   Harim Holdings Co., Ltd.                                      37,542     108,947
#   Heung-A Shipping Co., Ltd.                                   444,993     666,748
*   Heungkuk Fire & Marine Insurance Co., Ltd.                    24,279     103,412
#   High Tech Pharm Co., Ltd.                                     22,952     313,757
    Hite Jinro Co., Ltd.                                         130,165   3,195,053
#   Hitejinro Holdings Co., Ltd.                                  34,734     378,080
    HMC Investment Securities Co., Ltd.                           81,390     817,440
#*  HNK Machine Tool Co., Ltd.                                     6,838      84,395
#   Hotel Shilla Co., Ltd.                                        94,889   6,129,677
    HS R&A Co., Ltd.                                              11,450     201,167
#   Huchems Fine Chemical Corp.                                   77,115   1,737,428
    Humax Co., Ltd.                                               37,108     438,993
#*  Hunus, Inc.                                                   46,904     125,503
    Huons Co., Ltd.                                               24,280     638,665
    Husteel Co., Ltd.                                             18,620     340,232
#   Huvitz Co., Ltd.                                               7,273     127,001
    Hwa Shin Co., Ltd.                                            80,520     970,966
    Hwacheon Machine Tool Co., Ltd.                                4,514     219,440
    Hy-Lok Corp.                                                  38,506     968,693
    Hyosung Corp.                                                140,088   9,444,113
#*  Hyundai BNG Steel Co., Ltd.                                   48,160     629,606
#   Hyundai Corp.                                                 53,610   1,676,054
    Hyundai Department Store Co., Ltd.                            57,099   9,092,040
#   Hyundai Development Co.                                      328,729   7,307,086
*   Hyundai Elevator Co., Ltd.                                    23,661   1,340,982
    Hyundai Engineering & Construction Co., Ltd.                 188,389  10,807,901
#   Hyundai Engineering Plastics Co., Ltd.                        76,660     491,214
#   Hyundai Glovis Co., Ltd.                                      20,093   4,454,862
#   Hyundai Greenfood Co., Ltd.                                  193,770   3,086,396
    Hyundai Heavy Industries Co., Ltd.                            89,500  21,372,342
    Hyundai Home Shopping Network Corp.                           17,726   2,806,398
    Hyundai Hy Communications & Networks Co., Ltd.               112,160     502,957
    Hyundai Hysco Co., Ltd.                                      142,840   5,654,672
    Hyundai Marine & Fire Insurance Co., Ltd.                    235,490   6,728,590

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
#*  Hyundai Merchant Marine Co., Ltd.                            205,288 $ 2,656,264
#   Hyundai Mipo Dockyard                                         25,099   3,994,773
    Hyundai Mobis                                                136,261  38,436,499
    Hyundai Motor Co.                                            344,450  82,063,088
    Hyundai Securities Co., Ltd.                                 622,073   3,950,463
#   Hyundai Steel Co.                                            235,714  19,408,242
    Hyundai Wia Corp.                                             44,990   7,745,707
#   Hyunjin Materials Co., Ltd.                                   70,175     463,393
#*  ICD Co., Ltd.                                                 49,851     532,902
#*  IHQ, Inc.                                                    100,930     223,341
#   Il Dong Pharmaceutical Co., Ltd.                              45,200     503,749
    Iljin Display Co., Ltd.                                       58,790     828,956
#   Iljin Electric Co., Ltd.                                      82,914     479,443
#*  Iljin Materials Co., Ltd.                                     60,430     694,499
    Ilshin Spinning Co., Ltd.                                      5,602     583,818
    Ilsung Pharmaceuticals Co., Ltd.                               3,008     221,333
    Ilyang Pharmaceutical Co., Ltd.                               34,542     920,412
#   IM Co., Ltd.                                                  62,580     271,022
#   iMarketKorea, Inc.                                            56,730   1,349,615
#   iMBC Co., Ltd.                                                34,087     138,051
    Industrial Bank of Korea                                     644,690   7,447,244
#*  Infinitt Healthcare Co., Ltd.                                 39,177     309,019
#*  Infopia Co., Ltd.                                             36,965     518,693
#*  Infraware, Inc.                                               50,738     583,691
#*  InkTec Co., Ltd.                                              25,285     732,650
#   Innochips Technology, Inc.                                    13,257     186,020
#   InnoWireless, Inc.                                            22,924     245,001
#*  Innox Corp.                                                   32,105     771,453
    Intelligent Digital Integrated Securities Co., Ltd.            2,838      49,551
#*  Interflex Co., Ltd.                                           30,322     904,379
    Intergis Co., Ltd.                                             6,800      45,603
#   Interojo Co., Ltd.                                            11,512     184,681
#   Interpark Corp.                                              141,004   1,341,621
    INTOPS Co., Ltd.                                              32,945     701,391
    Inzi Controls Co., Ltd.                                       44,490     221,516
    INZI Display Co., Ltd.                                       124,958     225,366
#*  IS Dongseo Co., Ltd.                                          49,570     768,187
#   ISU Chemical Co., Ltd.                                        55,700     866,469
#   IsuPetasys Co., Ltd.                                         119,600     793,415
    Jahwa Electronics Co., Ltd.                                   52,750   1,046,328
*   JB Financial Group Co., Ltd.                                 295,127   2,017,089
#   JCEntertainment Corp.                                         22,367     382,216
#   Jeil Pharmaceutical Co.                                       32,320     392,784
    Jeil Savings Bank                                              3,200          90
*   Jeju Semiconductor Corp.                                       3,667      17,101
#   Jinsung T.E.C.                                                44,792     252,978
    JNK Heaters Co., Ltd.                                          4,807      33,084
#*  Joymax Co., Ltd.                                              15,619     586,639
#*  Jusung Engineering Co., Ltd.                                  85,357     455,735
#*  JVM Co., Ltd.                                                 15,006     683,908
#   JW Holdings Co., Ltd.                                        147,622     372,596
#   JW Pharmaceutical Corp.                                       43,466     630,006

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
#*  JYP Entertainment Corp.                                       69,357 $   309,368
    Kangwon Land, Inc.                                           166,590   4,578,032
    KB Financial Group, Inc.                                     527,260  20,765,327
    KB Financial Group, Inc. ADR                                 464,299  18,019,444
#   KC Cottrell Co., Ltd.                                         23,085     244,406
#   KC Green Holdings Co., Ltd.                                   63,780     627,889
#   KC Tech Co., Ltd.                                            107,916     494,459
    KCC Corp.                                                     19,339   7,755,375
#   KCC Engineering & Construction Co., Ltd.                         228       4,664
*   KCO Energy, Inc.                                                  70          --
#   KCP Co., Ltd.                                                 24,134     272,598
#*  Keangnam Enterprises, Ltd.                                    40,855     130,791
#*  KEC Corp.                                                    359,677     337,910
    KEPCO Engineering & Construction Co., Inc.                    22,547   1,196,636
#   KEPCO Plant Service & Engineering Co., Ltd.                   29,820   1,511,530
#   Keyang Electric Machinery Co., Ltd.                           90,460     278,555
#   KG Chemical Corp.                                             25,800     425,734
#   Kginicis Co., Ltd.                                            39,046     798,028
#   KGMobilians Co., Ltd.                                         43,631     530,317
#*  KH Vatec Co., Ltd.                                            44,374   1,130,047
#   Kia Motors Corp.                                             584,259  33,946,142
    KISCO Corp.                                                   18,248     488,763
    KISCO Holdings Co., Ltd.                                       2,565     100,128
    Kishin Corp.                                                  42,990     324,361
    KISWIRE, Ltd.                                                 25,332     882,727
    KIWOOM Securities Co., Ltd.                                   46,253   2,423,210
*   KMH Co., Ltd.                                                 33,601     314,793
#*  KMW Co., Ltd.                                                 24,232     454,289
#*  Koentec Co., Ltd.                                            192,793     374,124
#   Koh Young Technology, Inc.                                    27,459     818,100
#   Kolao Holdings                                                49,816   1,458,023
    Kolon Corp.                                                   34,895     653,670
*   Kolon Global Corp.                                           167,680     610,855
#   Kolon Industries, Inc.                                        94,432   5,273,357
#   Kolon Life Science, Inc.                                      10,358     755,210
#*  Komipharm International Co., Ltd.                             97,924     662,740
#   KONA I Co., Ltd.                                              25,411     788,799
#   Kook Je Electric Korea Co., Ltd.                              17,745     283,157
#   Kook Soon Dang Brewery Co., Ltd.                              20,744     122,597
#   Korea Aerospace Industries, Ltd.                              71,680   1,891,605
    Korea Airport Service Co., Ltd.                                4,470      91,381
#   Korea Cast Iron Pipe Industries Co., Ltd.                      3,750      13,577
#*  Korea Circuit Co., Ltd.                                       54,405     690,482
    Korea District Heating Corp.                                  12,638   1,182,244
*   Korea Electric Power Corp.                                   161,350   4,309,010
#*  Korea Electric Power Corp. Sponsored ADR                     436,547   5,779,882
    Korea Electric Terminal Co., Ltd.                             27,780   1,124,684
#   Korea Export Packaging Industrial Co., Ltd.                    5,150     119,434
#*  Korea Flange Co., Ltd.                                        16,100     205,164
    Korea Gas Corp.                                               84,949   5,107,910
#*  Korea Info & Comm                                             36,218     161,511
    Korea Investment Holdings Co., Ltd.                          188,490   7,353,656

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CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
#   Korea Kolmar Co., Ltd.                                        37,476 $   808,580
#   Korea Kolmar Holdings Co., Ltd.                               31,784     310,065
*   Korea Petrochemical Ind Co., Ltd.                             13,839     969,084
*   Korea Real Estate Investment Trust Co.                       221,097     353,232
#   Korea United Pharm, Inc.                                      46,920     472,543
    Korea Zinc Co., Ltd.                                          23,914   6,932,422
*   Korean Air Lines Co., Ltd.                                   124,319   3,965,227
    Korean Reinsurance Co.                                       407,659   4,568,886
#   Kortek Corp.                                                  39,866     574,755
#   KPF                                                           40,895     269,300
    KPX Chemical Co., Ltd.                                         6,559     428,835
#*  KSCB Co., Ltd.                                                16,107      73,734
    KT Corp.                                                       9,140     302,098
    KT Corp. Sponsored ADR                                       140,282   2,325,876
*   KT Hitel Co., Ltd.                                            28,633     225,108
    KT Skylife Co., Ltd.                                          54,380   1,439,669
#   KT&G Corp.                                                   218,578  15,958,988
*   KTB Investment & Securities Co., Ltd.                        250,200     561,343
    Kukdo Chemical Co., Ltd.                                      17,824     849,143
#   Kumho Electric Co., Ltd.                                      17,168     424,154
#*  Kumho Industrial Co., Ltd.                                    23,097     227,072
*   Kumho Investment Bank                                        608,760     375,374
#   Kumho Petro chemical Co., Ltd.                                38,059   3,725,696
#*  Kumho Tire Co., Inc.                                         207,462   2,420,646
    Kunsul Chemical Industrial Co., Ltd.                          15,050     409,393
    Kwang Dong Pharmaceutical Co., Ltd.                          173,980   1,194,882
#*  Kwang Myung Electric Engineering Co., Ltd.                   213,320     471,841
#*  Kyeryong Construction Industrial Co., Ltd.                    16,700     137,909
    Kyobo Securities Co.                                          93,840     403,579
#   Kyung Dong Navien Co., Ltd.                                   28,390     485,969
#   Kyung-In Synthetic Corp.                                     102,540     415,886
*   Kyungbang, Ltd.                                                2,857     310,405
#   Kyungchang Industrial Co., Ltd.                               25,866     234,417
    KyungDong City Gas Co., Ltd.                                   8,941     734,473
    Kyungdong Pharm Co., Ltd.                                     26,631     317,514
#   Kyungnam Energy Co., Ltd.                                     68,500     352,707
#   L&F Co., Ltd.                                                 26,811     270,129
#*  LB Semicon, Inc.                                             171,662     345,170
    LEENO Industrial, Inc.                                        32,813     658,760
    LG Chem, Ltd.                                                101,850  28,730,048
    LG Corp.                                                     347,885  20,566,117
#*  LG Display Co., Ltd.                                         452,050  10,581,057
#*  LG Display Co., Ltd. ADR                                     698,317   8,170,309
#   LG Electronics, Inc.                                         389,727  24,964,340
    LG Fashion Corp.                                              88,642   2,715,115
    LG Hausys, Ltd.                                               31,965   3,868,966
#   LG Household & Health Care, Ltd.                              12,853   6,681,378
#*  LG Innotek Co., Ltd.                                          46,689   3,770,531
#   LG International Corp.                                       155,779   4,371,318
#*  LG Life Sciences, Ltd.                                        33,923   1,498,658
*   LG Uplus Corp.                                               943,000  10,797,438
    LIG Insurance Co., Ltd.                                      193,840   4,824,555

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#   Livart Furniture Co., Ltd.                                      18,920 $   187,959
#   Lock & Lock Co., Ltd.                                           69,930   1,821,138
#*  Logistics Energy Korea Co., Ltd.                               139,240     372,519
    Lotte Chemical Corp.                                            58,209  11,926,992
#   Lotte Chilsung Beverage Co., Ltd.                                3,463   5,143,307
    Lotte Confectionery Co., Ltd.                                    3,167   5,430,865
#   Lotte Food Co., Ltd.                                             3,536   2,182,192
#   LOTTE Himart Co., Ltd.                                          37,300   2,933,373
*   Lotte Non-Life Insurance Co., Ltd.                             110,290     312,378
    Lotte Shopping Co., Ltd.                                        42,845  16,265,264
*   Lotte Tour Development Co., Ltd.                                16,780      99,822
    LS Corp.                                                        79,633   5,951,946
    LS Industrial Systems Co., Ltd.                                 43,311   2,714,308
#*  Lumens Co., Ltd.                                               114,372   1,026,277
    Macquarie Korea Infrastructure Fund                          1,193,679   7,424,486
#*  Macrogen, Inc.                                                   9,082     259,503
#   Maeil Dairy Industry Co., Ltd.                                  31,906   1,315,938
    Mando Corp.                                                     63,887   8,612,805
#*  Medifron DBT Co., Ltd.                                          81,261     319,114
#*  Medipost Co., Ltd.                                              23,184   1,691,549
    Medy-Tox, Inc.                                                  11,133   1,834,653
    MegaStudy Co., Ltd.                                             22,222   1,550,936
#   Melfas, Inc.                                                    68,236     687,533
    Meritz Finance Group, Inc.                                     156,757     807,749
    Meritz Fire & Marine Insurance Co., Ltd.                       232,921   3,276,334
    Meritz Securities Co., Ltd.                                    943,490   1,495,636
    Mi Chang Oil Industrial Co., Ltd.                                2,155     159,474
    Mirae Asset Securities Co., Ltd.                               127,891   4,313,245
#*  Mirae Corp.                                                    222,490      75,173
*   Miwon Chemicals Co., Ltd.                                        1,200      38,416
    Miwon Commercial Co., Ltd.                                         456      82,439
*   Miwon Specialty Chemical Co., Ltd.                                 988     350,067
#   MK Electron Co., Ltd.                                           78,648     349,259
#   MNTech Co., Ltd.                                                92,206     668,153
#   Modetour Network, Inc.                                          35,269     743,749
#   Monalisa Co., Ltd.                                              28,400      70,904
    Moorim P&P Co., Ltd.                                           124,710     732,816
#*  Moorim Paper Co., Ltd.                                          61,100     137,967
    Motonic Corp.                                                   49,880     448,138
#   Namhae Chemical Corp.                                          117,250     800,915
#*  Namsun Aluminum Co., Ltd.                                      138,696      89,454
    Namyang Dairy Products Co., Ltd.                                 1,115     909,524
#   National Plastic Co.                                            83,760     414,007
#   NCSoft Corp.                                                    34,380   6,664,050
#*  Neowiz Games Corp.                                              66,931   1,089,746
#*  NEOWIZ HOLDINGS Corp.                                           29,940     315,906
*   Neowiz Internet Corp.                                           16,726     136,132
#   NEPES Corp.                                                     68,922     661,694
#   Nexen Corp.                                                     21,396   1,508,074
#   Nexen Tire Corp.                                               121,690   1,824,377
#*  Nexolon Co., Ltd.                                              368,840     397,518
    NH Investment & Securities Co., Ltd.                           114,018     516,584

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
    NHN Corp.                                                     38,421 $21,560,599
*   NHN Entertainment Corp.                                       17,676   1,891,328
#   NICE Holdings Co., Ltd.                                       42,610     520,658
    NICE Information Service Co., Ltd.                             4,970      14,356
#   NK Co., Ltd.                                                  86,300     301,001
#   Nong Shim Holdings Co., Ltd.                                   8,935     641,643
#   NongShim Co., Ltd.                                            14,384   3,483,177
    Noroo Holdings Co., Ltd.                                       3,440      63,223
#   OCI Co., Ltd.                                                 55,493  10,042,527
#   OCI Materials Co., Ltd.                                       32,495   1,017,170
#*  OPTRON-TEC, Inc.                                              43,291     467,963
#*  Orientbio, Inc.                                              265,298     151,496
#   Orion Corp/Republic of South Korea                             7,365   7,182,152
#*  OSANGJAIEL Co., Ltd.                                          28,030     379,248
#*  Osstem Implant Co., Ltd.                                      40,324   1,029,392
#*  Osung LST Co., Ltd.                                           99,271     249,333
    Ottogi Corp.                                                   5,413   1,748,394
    Paik Kwang Industrial Co., Ltd.                               94,868     336,056
#*  PaperCorea, Inc.                                             337,740     254,908
#   Paradise Co., Ltd.                                            88,480   2,267,620
#   Partron Co., Ltd.                                            106,351   1,712,566
#*  Pharmicell Co., Ltd.                                         154,381     653,690
    POSCO                                                         28,232   8,428,406
#   POSCO ADR                                                    473,943  35,289,796
    POSCO Chemtech Co., Ltd.                                       7,984     981,909
*   POSCO Coated & Color Steel Co., Ltd.                           6,940      91,651
#   Posco ICT Co., Ltd.                                          117,449     906,068
#   Posco M-Tech Co., Ltd.                                        75,778     505,407
#*  Power Logics Co., Ltd.                                        97,233     470,735
#*  PSK, Inc.                                                     46,817     445,531
    Pulmuone Holdings Co., Ltd.                                    6,402     316,476
    Pyeong Hwa Automotive Co., Ltd.                               54,743   1,268,274
#*  Redrover Co., Ltd.                                            66,836     562,531
#   RFsemi Technologies, Inc.                                     20,093     218,848
#*  Rocket Electric Co., Ltd.                                    114,930     114,219
#   S&T Corp.                                                      8,318     147,286
#   S&T Dynamics Co., Ltd.                                       124,116   1,660,869
    S&T Holdings Co., Ltd.                                        28,657     534,269
    S&T Motiv Co., Ltd.                                           44,540   1,257,934
#*  S&T Motors Co., Ltd.                                         360,460     167,103
    S-1 Corp.                                                     45,985   2,742,355
#   S-Energy Co., Ltd.                                            33,491     403,680
#   S-MAC Co., Ltd.                                               52,092     661,118
#   S-Oil Corp.                                                  101,423   7,401,033
#   Saeron Automotive Corp.                                        3,180      24,298
#*  Sajo Industries Co., Ltd.                                     11,145     309,982
*   Sajodaerim Corp.                                               1,190      11,048
    Sam Young Electronics Co., Ltd.                               52,430     466,710
#   Sam Yung Trading Co., Ltd.                                    53,574     854,612
#*  Sambu Construction Co., Ltd.                                   1,421       7,032
    Samchully Co., Ltd.                                           11,480   1,418,748
#   Samho Development Co., Ltd.                                   16,464      37,448

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CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- ------------
SOUTH KOREA -- (Continued)
#   SAMHWA Paints Industrial Co., Ltd.                            12,040 $    104,754
#*  Samick Musical Instruments Co., Ltd.                         283,360      485,748
    Samick THK Co., Ltd.                                          27,940      208,154
    Samjin Pharmaceutical Co., Ltd.                               51,035      649,478
#   Samkwang Glass                                                14,864      743,416
#   Samlip General Foods Co., Ltd.                                12,050      564,516
    Samsung C&T Corp.                                            478,605   28,399,441
    Samsung Card Co., Ltd.                                        43,208    1,601,080
    Samsung Climate Control Co., Ltd.                              4,190       32,547
#   Samsung Electro-Mechanics Co., Ltd.                          134,720   10,334,221
    Samsung Electronics Co., Ltd.                                204,504  282,022,914
#   Samsung Engineering Co., Ltd.                                 67,263    4,742,608
#   Samsung Fine Chemicals Co., Ltd.                              85,171    3,849,710
    Samsung Fire & Marine Insurance Co., Ltd.                    104,596   24,459,130
    Samsung Heavy Industries Co., Ltd.                           487,550   17,877,164
    Samsung Life Insurance Co., Ltd.                             131,568   12,954,799
    Samsung SDI Co., Ltd.                                        158,177   26,366,714
    Samsung Securities Co., Ltd.                                 224,721    9,961,900
    Samsung Techwin Co., Ltd.                                     97,200    5,297,916
#   Samwha Capacitor Co., Ltd.                                    11,760       72,628
#*  Samyang Foods Co., Ltd.                                       16,340      375,710
    Samyang Genex Co., Ltd.                                        1,871      151,797
#   Samyang Holdings Corp.                                        20,446    1,708,147
    Samyang Tongsang Co., Ltd.                                       720       17,526
#   Samyoung Chemical Co., Ltd.                                  153,040      353,299
#   Sangbo Corp.                                                  50,896      623,568
#*  Sapphire Technology Co., Ltd.                                 17,642      744,823
#   Satrec Initiative Co., Ltd.                                    9,732      174,217
    SAVEZONE I&C Corp.                                            54,000      238,482
#   SBS Contents Hub Co., Ltd.                                    16,185      226,367
#   SBS Media Holdings Co., Ltd.                                 205,410      894,669
#*  SBW                                                          311,730      226,441
    Seah Besteel Corp.                                            71,170    1,860,391
    SeAH Holdings Corp.                                            3,201      296,728
    SeAH Steel Corp.                                              12,454    1,058,852
    Sebang Co., Ltd.                                              48,230      868,136
#*  Seegene, Inc.                                                 17,845      972,755
#   Sejong Industrial Co., Ltd.                                   43,430      680,740
    Sempio Foods Co.                                              11,951      240,915
#*  Seobu T&D                                                     34,409      683,268
#   Seohan Co., Ltd.                                             374,116      536,642
#*  Seohee Construction Co., Ltd.                                681,050      429,051
#*  Seong An Co., Ltd.                                           150,840      100,995
#   Seoul Semiconductor Co., Ltd.                                 33,394    1,389,519
    Seowon Co., Ltd.                                              55,740       97,574
*   Seshin Co., Ltd                                                2,000           --
#*  Sewon Cellontech Co., Ltd.                                   126,664      351,599
#   SEWOONMEDICAL Co., Ltd.                                       64,943      213,853
#   SFA Engineering Corp.                                         20,996      893,784
#*  SG Corp.                                                     557,040      365,410
#*  SH Energy & Chemical Co., Ltd.                               365,590      305,038
    Shin Poong Pharmaceutical Co., Ltd.                          129,858      623,093

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#*  Shine Co., Ltd.                                                 34,294 $   316,613
    Shinhan Financial Group Co., Ltd.                              587,965  25,637,395
#   Shinhan Financial Group Co., Ltd. ADR                          387,122  16,777,867
#*  Shinil Industrial Co., Ltd.                                    123,260     162,358
    Shinsegae Co., Ltd.                                             39,834  10,028,349
    Shinsegae Information & Communication Co., Ltd.                  3,395     222,728
#   Shinsegae International Co., Ltd.                                9,444     803,786
#*  Shinsung Solar Energy Co., Ltd.                                279,163     312,772
*   Shinsung Tongsang Co., Ltd.                                    296,190     306,635
*   Shinwha Intertek Corp.                                           4,341      11,932
#*  Shinwon Corp.                                                   69,550      81,780
    Shinyoung Securities Co., Ltd.                                  11,600     458,631
#*  Signetics Corp.                                                163,974     391,956
#   SIGONG TECH Co., Ltd.                                           58,961     189,006
#   Silicon Works Co., Ltd.                                         50,785   1,147,627
#   Silla Co., Ltd.                                                 35,654     982,744
#   Simm Tech Co., Ltd.                                            115,072     853,996
#   SIMPAC, Inc.                                                    73,570     437,398
    Sindoh Co., Ltd.                                                 8,629     568,937
#   SJM Co., Ltd.                                                   38,124     373,783
*   SK Broadband Co., Ltd.                                         648,651   2,772,350
    SK C&C Co., Ltd.                                                50,441   5,436,310
#   SK Chemicals Co., Ltd.                                          73,565   3,596,382
#*  SK Communications Co., Ltd.                                     84,467     422,689
    SK Gas Co., Ltd.                                                19,136   1,350,516
    SK Holdings Co., Ltd.                                           98,915  17,927,334
*   SK Hynix, Inc.                                                 715,371  21,526,151
    SK Innovation Co., Ltd.                                        200,864  28,152,901
    SK Networks Co., Ltd.                                          691,712   4,342,393
*   SK Securities Co., Ltd.                                      1,325,240   1,003,346
    SK Telecom Co., Ltd.                                             9,434   2,055,859
#   SK Telecom Co., Ltd. ADR                                       170,500   4,173,840
#   SKC Co., Ltd.                                                  105,510   3,202,401
    SL Corp.                                                        68,520     954,296
#*  SM Culture & Contents Co., Ltd.                                113,333     309,360
#*  SM Entertainment Co.                                            43,519   1,644,910
#*  Solborn, Inc.                                                   21,776      84,914
*   Solco Biomedical Co., Ltd.                                     276,795     191,805
#   Songwon Industrial Co., Ltd.                                    73,950     797,060
#*  Sonokong Co., Ltd.                                              58,186     149,526
#   Soosan Heavy Industries Co., Ltd.                               11,350      14,217
    Soulbrain Co., Ltd.                                              4,798     239,389
*   Ssangyong Cement Industrial Co., Ltd.                          104,807     584,052
    Steel Flower Co., Ltd.                                          18,742     109,043
#*  STS Semiconductor & Telecommunications                          56,616     211,380
#   STX Corp. Co., Ltd.                                            196,258     329,469
#*  STX Engine Co., Ltd.                                           110,220     544,503
#*  STX Offshore & Shipbuilding Co., Ltd.                          336,686     983,952
#*  STX Pan Ocean Co., Ltd.                                        577,310     611,967
#   Suheung Capsule Co., Ltd.                                       31,130   1,110,097
    Sun Kwang Co., Ltd.                                              8,392     141,454
#*  Sung Jin Geotec Co., Ltd.                                       58,940     514,443

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH KOREA -- (Continued)
    Sung Kwang Bend Co., Ltd.                                     10,596 $  290,078
#*  Sungchang Enterprise Holdings, Ltd.                           22,640    378,016
*   Sungshin Cement Co., Ltd.                                     55,920    295,161
    Sungwoo Hitech Co., Ltd.                                     121,863  1,885,158
#   Sunjin Co., Ltd.                                              23,037    464,057
#*  Suprema, Inc.                                                 35,689    808,541
#*  Synopex, Inc.                                                240,534    456,185
    Tae Kyung Industrial Co., Ltd.                                63,710    281,764
    Taekwang Industrial Co., Ltd.                                  1,991  2,460,375
#*  Taesan LCD Co., Ltd.                                          52,784    161,560
#*  Taewoong Co., Ltd.                                            43,882  1,308,250
    Taeyoung Engineering & Construction Co., Ltd.                190,440  1,027,368
#*  Taihan Electric Wire Co., Ltd.                               465,434    897,730
#   Tailim Packaging Industrial Co., Ltd.                        146,790    359,833
    TCC Steel                                                     40,848    140,324
#*  Tera Resource Co., Ltd.                                      791,455    355,157
#*  Tera Semicon Co., Ltd.                                        19,182    259,947
*   TES Co Ltd/Korea                                                 235      2,842
#*  Theall Medi Bio                                               55,770    159,881
#*  Theragen Etex Co., Ltd.                                       50,941    344,958
#*  TK Chemical Corp.                                            203,842    321,224
#   Tong Yang Moolsan Co., Ltd.                                   20,210    178,363
    Tongyang Life Insurance                                      188,370  1,998,536
    TONGYANG Securities, Inc.                                    193,093    439,488
#*  Tongyang, Inc.                                               270,618    118,430
#*  Top Engineering Co., Ltd.                                     31,343    139,078
#*  Toptec Co., Ltd.                                              27,133    405,382
#   Tovis Co., Ltd.                                               40,284    320,052
#*  Trais Co., Ltd.                                               52,841    139,212
    TS Corp.                                                      17,820    469,979
#*  UBCare Co., Ltd.                                              53,804    144,447
    Ubiquoss, Inc.                                                25,787    191,664
#*  Ubivelox, Inc.                                                10,386    173,301
#   UI Display Co., Ltd.                                          20,641    227,390
#   Uju Electronics Co., Ltd.                                     26,734    478,748
#   Unid Co., Ltd.                                                17,246  1,081,721
    Union Steel                                                    9,090    132,469
#*  Uniquest Corp.                                                21,430    274,414
#*  Unison Co., Ltd.                                              75,108    315,242
#   Value Added Technologies Co., Ltd.                            11,875    137,367
#*  VGX International, Inc.                                      104,335    143,090
#   Vieworks Co., Ltd.                                            25,514    670,154
#   Visang Education, Inc.                                        28,016    327,401
#*  Webzen, Inc.                                                  36,313    289,468
#*  WeMade Entertainment Co., Ltd.                                16,873    751,376
#   Whanin Pharmaceutical Co., Ltd.                               42,680    441,612
#*  WillBes & Co. (The)                                          246,890    250,948
#*  WiSoL Co., Ltd.                                               36,548    424,602
#*  Wonik IPS Co., Ltd.                                          128,886  1,064,672
    Woojeon & Handan Co., Ltd.                                     8,069     76,318
#*  Woongjin Chemical Co., Ltd.                                  105,816    950,277
#*  Woongjin Energy Co., Ltd.                                    261,630    529,798

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CONTINUED

                                                                   SHARES      VALUE++
                                                                 ---------- --------------
SOUTH KOREA -- (Continued)
*   Woongjin Holdings Co., Ltd.                                       2,627 $        7,900
#*  Woongjin Thinkbig Co., Ltd.                                      82,468        470,966
    Wooree ETI Co., Ltd.                                            137,887        398,268
    Woori Finance Holdings Co., Ltd.                              1,411,110     16,717,780
    Woori Finance Holdings Co., Ltd. ADR                              1,818         63,703
    Woori Financial Co., Ltd.                                        51,076      1,066,660
    Woori Investment & Securities Co., Ltd.                         687,625      7,262,150
#*  Wooridul Life Sciences, Ltd.                                    245,120        117,880
#   WooSung Feed Co., Ltd.                                           85,910        225,696
#   Y G-1 Co., Ltd.                                                  60,534        698,762
    YESCO Co., Ltd.                                                  12,670        418,116
#   YG Entertainment, Inc.                                           19,990        962,703
#   Yoosung Enterprise Co., Ltd.                                     70,471        336,320
#   YooSung T&S Co., Ltd.                                            60,732        123,126
    Youlchon Chemical Co., Ltd.                                      56,010        657,135
    Young Heung Iron & Steel Co., Ltd.                               71,320        152,597
    Young Poong Corp.                                                 2,442      3,248,264
    Young Poong Precision Corp.                                      48,560        456,851
#   Youngone Corp.                                                   67,250      2,275,728
    Youngone Holdings Co., Ltd.                                      20,970      1,277,124
    Yuhan Corp.                                                      30,599      5,382,973
    YuHwa Securities Co., Ltd.                                        4,830         53,867
#*  Yungjin Pharmaceutical Co., Ltd.                                327,963        547,186
                                                                            --------------
TOTAL SOUTH KOREA                                                            1,938,439,759
                                                                            --------------
TAIWAN -- (13.6%)
#   A-DATA Technology Co., Ltd.                                   1,057,000      3,112,331
    Ability Enterprise Co., Ltd.                                  2,186,893      1,649,055
    AcBel Polytech, Inc.                                          1,779,468      1,800,934
    Accton Technology Corp.                                       2,975,369      1,625,500
#   Ace Pillar Co., Ltd.                                            259,617        277,443
#*  Acer, Inc.                                                   14,035,127      9,170,001
    ACES Electronic Co., Ltd.                                       447,000        331,777
    ACHEM TECHNOLOGY Corp.                                        1,045,629        601,375
#*  Acme Electronics Corp.                                          456,186        585,530
#   Acter Co., Ltd.                                                 200,000        855,036
*   Action Electronics Co., Ltd.                                    920,977        194,533
    Actron Technology Corp.                                         226,200        918,052
    Adlink Technology, Inc.                                         432,295        805,123
#   Advanced Ceramic X Corp.                                        214,000        953,132
*   Advanced Connectek, Inc.                                        492,000        173,019
    Advanced International Multitech Co., Ltd.                      610,000        663,055
    Advanced Semiconductor Engineering, Inc.                     15,664,750     15,424,268
#   Advanced Semiconductor Engineering, Inc. ADR                    823,972      4,062,182
*   Advanced Wireless Semiconductor Co.                              46,000         22,049
#   Advancetek Enterprise Co., Ltd.                                 655,896        787,896
    Advantech Co., Ltd.                                             603,440      3,867,822
#*  AGV Products Corp.                                            2,926,407        956,467
#   AimCore Technology Co., Ltd.                                    299,402        441,222
#   Airtac International Group                                      328,490      2,377,119
#   Alcor Micro Corp.                                               463,000        439,953
#   ALI Corp.                                                     1,896,000      2,056,124

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
                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Allis Electric Co., Ltd.                                        329,000 $   112,062
    Alltop Technology Co., Ltd.                                      85,000      75,393
#   Alpha Networks, Inc.                                          2,047,000   1,329,895
    Altek Corp.                                                   2,342,085   1,780,684
#   Ambassador Hotel (The)                                        1,445,000   1,438,602
#   AMPOC Far-East Co., Ltd.                                        540,567     460,039
#   AmTRAN Technology Co., Ltd.                                   4,866,944   3,116,588
#   Anpec Electronics Corp.                                         640,000     442,399
    Apacer Technology, Inc.                                         623,918     655,410
#   APCB, Inc.                                                      747,000     464,970
#   Apex Biotechnology Corp.                                        439,625   1,174,085
#   Apex International Co., Ltd.                                    303,000     388,602
#   Apex Medical Corp.                                              332,463     401,904
#   Apex Science & Engineering                                      591,041     335,472
    Arcadyan Technology Corp.                                       513,000     711,103
    Ardentec Corp.                                                2,306,646   1,543,971
*   Arima Communications Corp.                                    1,225,153     622,051
    Asia Cement Corp.                                             7,381,015  10,012,251
#*  Asia Optical Co., Inc.                                        1,474,000   1,464,173
#   Asia Plastic Recycling Holding, Ltd.                            339,056   1,012,087
#   Asia Polymer Corp.                                            1,865,200   1,634,442
    Asia Vital Components Co., Ltd.                               1,744,864   1,011,091
#   ASROCK, Inc.                                                    176,000     592,176
    Astro Corp.                                                      78,000     115,206
#   Asustek Computer, Inc.                                        2,864,861  21,864,890
    Aten International Co., Ltd.                                    437,715   1,143,771
#*  AU Optronics Corp.                                           33,279,497  10,885,452
*   AU Optronics Corp. Sponsored ADR                              1,500,152   4,740,480
    Audix Corp.                                                     622,969     660,825
    AURAS Technology Co., Ltd.                                      115,822      79,086
    Aurora Corp.                                                    407,226     852,253
    AV Tech Corp.                                                   201,000     605,953
    Avermedia Technologies                                        1,223,037     596,657
*   Avision, Inc.                                                   904,263     352,474
#   AVY Precision Technology, Inc.                                  266,000     453,024
    Awea Mechantronic Co., Ltd.                                     176,774     212,498
    Bank of Kaohsiung                                             2,231,495     720,990
    Basso Industry Corp.                                            621,427     721,067
*   BenQ Materials Corp.                                            819,000     597,291
#   BES Engineering Corp.                                         8,787,050   2,690,076
    Bin Chuan Enterprise Co., Ltd.                                  263,530     242,630
    Bionet Corp.                                                    208,000     329,275
    Biostar Microtech International Corp.                           896,712     327,570
    Boardtek Electronics Corp.                                      760,000     929,530
*   Bright Led Electronics Corp.                                    657,180     286,760
    C Sun Manufacturing, Ltd.                                       835,740     592,638
    Cameo Communications, Inc.                                    1,245,116     409,242
#   Capella Microsystems Taiwan, Inc.                               205,234     727,265
#   Capital Securities Corp.                                     10,995,210   3,766,285
#   Career Technology MFG. Co., Ltd.                              1,875,000   1,785,792
#   Carnival Industrial Corp.                                     1,889,000     568,764
*   Carry Technology Co,. Ltd.                                      342,000     278,425

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
                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Catcher Technology Co., Ltd.                                  2,233,872 $12,988,005
    Cathay Chemical Works                                            35,000      20,863
#   Cathay Financial Holding Co., Ltd.                           17,445,239  26,355,565
    Cathay Real Estate Development Co., Ltd.                      4,409,000   3,074,525
    Celxpert Energy Corp.                                           108,000      57,736
#*  Center Laboratories, Inc.                                       453,826   1,024,945
    Central Reinsurance Co., Ltd.                                   554,774     250,458
#   ChainQui Construction Development Co., Ltd.                     425,464     310,636
    Chaintech Technology Corp.                                      134,743     189,633
*   Champion Building Materials Co., Ltd.                         2,178,390     977,549
*   Chang Ho Fibre Corp.                                             49,000      17,831
    Chang Hwa Commercial Bank                                    20,496,499  12,295,028
    Chang Wah Electromaterials, Inc.                                245,599     668,887
#   Channel Well Technology Co., Ltd.                               308,000     147,016
    Charoen Pokphand Enterprise                                     944,000     495,308
#   Chaun-Choung Technology Corp.                                   366,000     705,350
#   CHC Resources Corp.                                             276,135     563,194
    Chen Full International Co., Ltd.                               603,000     541,374
#   Chenbro Micom Co., Ltd.                                         237,000     277,584
    Cheng Loong Corp.                                             5,467,160   2,585,689
    Cheng Shin Rubber Industry Co., Ltd.                          3,248,508   8,662,232
    Cheng Uei Precision Industry Co., Ltd.                        2,600,630   5,453,853
#*  Chenming Mold Industry Corp.                                    542,708     442,666
#   Chia Chang Co., Ltd.                                            785,000   1,020,299
*   Chia Hsin Cement Corp.                                        2,422,747   1,236,607
    Chicony Electronics Co., Ltd.                                 1,634,810   4,074,285
    Chien Kuo Construction Co., Ltd.                              1,808,706     869,756
*   Chien Shing Stainless Steel                                     350,000      46,866
    Chilisin Electronics Corp.                                      597,201     574,053
    Chime Ball Technology Co., Ltd.                                 174,000     399,686
#   Chimei Materials Technology Corp.                               999,000   1,022,709
    Chin-Poon Industrial Co.                                      1,975,617   3,297,190
*   China Airlines, Ltd.                                         14,488,057   5,248,205
    China Chemical & Pharmaceutical Co., Ltd.                     1,587,000   1,356,498
    China Development Financial Holding Corp.                    58,459,924  17,473,304
    China Ecotek Corp.                                              160,000     429,147
#   China Electric Manufacturing Corp.                            1,483,220     706,221
    China General Plastics Corp.                                  1,957,160   1,210,521
    China Glaze Co., Ltd.                                           719,162     347,163
    China Life Insurance Co., Ltd.                               11,187,695  10,979,370
*   China Manmade Fibers Corp.                                    7,151,662   3,037,828
    China Metal Products                                          1,385,476   2,052,348
#   China Motor Corp.                                             3,476,716   3,322,426
#   China Petrochemical Development Corp.                        12,341,325   6,206,486
    China Steel Chemical Corp.                                      355,998   2,133,148
#   China Steel Corp.                                            28,604,942  24,859,610
    China Steel Structure Co., Ltd.                                 633,000     787,678
    China Synthetic Rubber Corp.                                  2,746,818   2,663,575
*   China United Trust & Investment Corp                             50,053          --
*   China Wire & Cable Co., Ltd.                                    802,000     375,510
    Chinatrust Financial Holding Co., Ltd.                       43,121,191  29,250,510
    Chinese Gamer International Corp.                               197,000     340,867

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
                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Chinese Maritime Transport, Ltd.                                656,460 $   844,875
    Chipbond Technology Corp.                                     2,232,000   4,510,342
    Chong Hong Construction Co.                                     511,551   1,681,118
    Chroma ATE, Inc.                                              1,258,705   2,681,254
*   Chun YU Works & Co., Ltd.                                     1,095,000     416,225
    Chun Yuan Steel                                               2,165,177     829,329
    Chung Hsin Electric & Machinery Manufacturing Corp.           2,598,000   2,024,018
*   Chung Hung Steel Corp.                                        4,840,926   1,386,265
*   Chung Hwa Pulp Corp.                                          2,714,530     874,191
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                 272,000     548,036
*   Chunghwa Picture Tubes, Ltd.                                 15,894,759     871,808
    Chunghwa Telecom Co., Ltd.                                    2,437,000   7,823,921
#   Chunghwa Telecom Co., Ltd. ADR                                  407,801  12,984,384
#*  Chyang Sheng Dyeing & Finishing Co., Ltd.                       667,000     360,540
#   Cleanaway Co., Ltd.                                             172,000   1,074,412
    Clevo Co.                                                     2,019,482   4,293,702
#*  CMC Magnetics Corp.                                          16,053,210   2,705,506
#   CoAsia Microelectronics Corp.                                   533,400     291,319
    Collins Co., Ltd.                                               712,078     264,835
#   Compal Communications, Inc.                                   1,349,744   2,309,244
#   Compal Electronics, Inc.                                     21,959,560  17,182,312
    Compeq Manufacturing Co.                                      6,090,000   3,076,688
*   Concord Securities Corp.                                        963,000     252,287
    Continental Holdings Corp.                                    2,490,667     907,334
    Coretronic Corp.                                              4,529,000   3,961,229
*   Cosmo Electronics Corp.                                         271,245     297,338
*   Cosmos Bank Taiwan                                            1,441,164     718,929
    Coxon Precise Industrial Co., Ltd.                              625,000   1,100,389
    Creative Sensor, Inc.                                            66,000      39,733
#*  Crystalwise Technology, Inc.                                    640,000     495,375
    CSBC Corp. Taiwan                                             2,661,150   1,697,499
    CTCI Corp.                                                    2,109,896   3,689,986
#   CviLux Corp.                                                    352,672     422,822
    Cyberlink Corp.                                                 475,504   1,385,410
    CyberPower Systems, Inc.                                        219,000     421,555
#   CyberTAN Technology, Inc.                                     1,456,873   1,659,606
    D-Link Corp.                                                  4,165,924   2,521,013
    DA CIN Construction Co., Ltd.                                   785,809     696,949
#   Da-Li Construction Co., Ltd.                                    377,044     436,192
    Dah Fung CATV Co., Ltd.                                         232,320     451,365
    Darfon Electronics Corp.                                      1,537,700   1,166,310
#   Davicom Semiconductor, Inc.                                     359,392     243,775
#   Daxin Materials Corp.                                           201,000     441,304
    De Licacy Industrial Co.                                        139,000      52,171
#   Delpha Construction Co., Ltd.                                 1,105,754     449,696
    Delta Electronics, Inc.                                       2,444,163  12,710,805
    Depo Auto Parts Ind Co., Ltd.                                   517,634   1,816,966
    DFI, Inc.                                                       353,571     388,894
    Dimerco Express Corp.                                           428,000     269,023
#   DYNACOLOR, Inc.                                                 209,000     485,840
*   Dynamic Electronics Co., Ltd.                                 1,717,583     673,336
#   Dynapack International Technology Corp.                         696,000   1,983,559

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#*  E Ink Holdings, Inc.                                          5,510,000 $ 3,093,341
#   E-Lead Electronic Co., Ltd.                                     314,846     498,965
    E-LIFE MALL Corp.                                               323,000     742,007
#*  E-Ton Solar Tech Co., Ltd.                                    2,310,168   1,421,200
    E.Sun Financial Holding Co., Ltd.                            22,256,756  14,905,390
*   Eastern Media International Corp.                             5,118,360     844,944
    Eclat Textile Co., Ltd.                                         424,745   4,671,125
    Edimax Technology Co., Ltd.                                   1,081,423     481,953
#   Edison Opto Corp.                                               549,000     649,703
    Edom Technology Co., Ltd.                                       215,600     104,197
#   eGalax_eMPIA Technology, Inc.                                   188,790     480,707
#   Elan Microelectronics Corp.                                   1,690,323   2,558,519
#   Elite Advanced Laser Corp.                                      344,000     839,013
    Elite Material Co., Ltd.                                      1,667,839   1,381,610
    Elite Semiconductor Memory Technology, Inc.                   1,364,390   1,794,089
    Elitegroup Computer Systems Co., Ltd.                         4,432,334   1,904,368
    eMemory Technology, Inc.                                        277,000     678,508
#   ENG Electric Co., Ltd.                                          702,247     586,495
#   Entie Commercial Bank                                         2,149,166   1,107,319
*   Entire Technology Co., Ltd.                                      12,000      12,876
*   Episil Technologies, Inc.                                     1,721,000     596,855
#   Epistar Corp.                                                 4,471,898   7,754,681
    Eternal Chemical Co., Ltd.                                    3,511,211   3,209,816
*   Etron Technology, Inc.                                        2,366,000   1,147,516
*   Eva Airways Corp.                                             7,257,712   4,040,083
*   Everest Textile Co., Ltd.                                     1,477,064     432,975
    Evergreen International Storage & Transport Corp.             3,268,000   2,220,055
*   Evergreen Marine Corp. Taiwan, Ltd.                           9,340,472   5,495,325
    Everlight Chemical Industrial Corp.                           2,004,042   1,853,628
#   Everlight Electronics Co., Ltd.                               1,966,570   3,715,691
#*  Everspring Industry Co.                                         943,000     559,255
#   Excelsior Medical Co., Ltd.                                     526,049   1,160,941
    Far Eastern Department Stores Co., Ltd.                       4,323,530   4,650,455
#   Far Eastern International Bank                                9,320,301   3,868,089
    Far Eastern New Century Corp.                                10,772,304  12,373,569
    Far EasTone Telecommunications Co., Ltd.                      4,130,000   9,461,004
#   Faraday Technology Corp.                                      1,454,822   1,658,670
#*  Farglory F T Z Investment Holding Co., Ltd.                     504,000     386,610
#   Farglory Land Development Co., Ltd.                           1,511,771   2,776,892
    Federal Corp.                                                 2,546,227   2,007,839
    Feedback Technology Corp.                                       215,000     415,360
    Feng Hsin Iron & Steel Co.                                    1,768,131   3,217,648
    Feng TAY Enterprise Co., Ltd.                                 1,083,163   2,839,022
    Fine Blanking & Tool Co., Ltd.                                   23,000      33,284
#   Firich Enterprises Co., Ltd.                                    668,282   2,747,811
*   First Copper Technology Co., Ltd.                             1,044,000     339,092
    First Financial Holding Co., Ltd.                            29,967,969  18,547,465
    First Hotel                                                     824,274     530,750
#   First Insurance Co., Ltd.                                     1,449,640     960,701
    First Steamship Co., Ltd.                                     2,017,838   1,392,862
#   FLEXium Interconnect, Inc.                                      753,910   2,348,259
#   Flytech Technology Co., Ltd.                                    357,838   1,328,275

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Forhouse Corp.                                                2,181,304 $   834,054
    Formosa Advanced Technologies Co., Ltd.                         901,000     556,405
    Formosa Chemicals & Fibre Corp.                               7,521,198  21,738,771
#*  Formosa Epitaxy, Inc.                                         2,501,797   1,522,089
    Formosa International Hotels Corp.                              106,180   1,278,586
#*  Formosa Laboratories, Inc.                                      237,178     603,085
#   Formosa Oilseed Processing                                      307,891     148,865
    Formosa Optical Technology Co., Ltd.                            199,000     710,090
    Formosa Petrochemical Corp.                                   1,864,000   5,007,626
    Formosa Plastics Corp.                                        7,318,770  19,888,974
    Formosa Taffeta Co., Ltd.                                     3,607,460   4,483,695
    Formosan Rubber Group, Inc.                                   2,766,000   2,624,529
    Formosan Union Chemical                                       1,444,401     692,900
    Fortune Electric Co., Ltd.                                      644,304     402,258
    Founding Construction & Development Co., Ltd.                   986,636     648,884
#   Foxconn Technology Co., Ltd.                                  3,593,083   9,029,754
    Foxlink Image Technology Co., Ltd.                              711,000     447,730
*   Froch Enterprise Co., Ltd.                                      818,000     267,140
    FSP Technology, Inc.                                          1,066,414     984,721
    Fubon Financial Holding Co., Ltd.                            16,386,387  24,015,201
#   Fullerton Technology Co., Ltd.                                  551,670     454,100
#*  Fulltech Fiber Glass Corp.                                    1,625,541     658,096
    Fwusow Industry Co., Ltd.                                       850,334     522,912
    G Shank Enterprise Co., Ltd.                                  1,119,445     693,102
#   G Tech Optoelectronics Corp.                                  1,004,000   1,756,173
*   Gallant Precision Machining Co., Ltd.                           895,000     383,418
*   Gamania Digital Entertainment Co., Ltd.                         528,000     432,351
    GEM Terminal Industrial Co., Ltd.                               313,938     124,046
#   Gemtek Technology Corp.                                       1,890,574   1,835,045
    General Plastic Industrial Co., Ltd.                            220,684     233,747
#*  Genesis Photonics, Inc.                                       1,429,103     841,085
#   Genius Electronic Optical Co., Ltd.                             308,810   1,254,695
#   Genmont Biotech, Inc.                                           263,000     413,663
    GeoVision, Inc.                                                 151,615     995,394
#   Getac Technology Corp.                                        2,426,281   1,335,966
    Giant Manufacturing Co., Ltd.                                   553,363   4,152,911
#*  Giantplus Technology Co., Ltd.                                  935,000     282,399
#   Giga Solar Materials Corp.                                       67,850     709,970
    Giga Solution Tech Co., Ltd.                                    565,044     304,539
    Gigabyte Technology Co., Ltd.                                 2,801,750   3,128,087
#*  Gigastorage Corp.                                             1,812,728   1,462,001
#*  Gintech Energy Corp.                                          2,452,784   2,637,665
#*  Global Brands Manufacture, Ltd.                               1,752,973     625,645
    Global Lighting Technologies, Inc.                              402,000     408,066
    Global Mixed Mode Technology, Inc.                              427,000   1,136,895
#   Global Unichip Corp.                                            424,000   1,055,172
*   Globe Union Industrial Corp.                                  1,104,019     839,288
#   Gloria Material Technology Corp.                              2,712,851   1,856,239
*   Glotech Industrial Corp.                                         62,000      15,115
*   Gold Circuit Electronics, Ltd.                                2,428,747     634,450
    Goldsun Development & Construction Co., Ltd.                  8,019,672   3,315,566
    Good Will Instrument Co., Ltd.                                  189,290     116,416

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Gourmet Master Co., Ltd.                                        192,000 $ 1,278,198
    Grand Pacific Petrochemical                                   6,040,000   4,661,863
    Grape King Industrial Co.                                       321,000   1,545,214
    Great China Metal Industry                                      841,000     998,722
    Great Taipei Gas Co., Ltd.                                    1,390,000   1,051,170
    Great Wall Enterprise Co., Ltd.                               2,286,921   2,061,145
#*  Green Energy Technology, Inc.                                 1,553,640   1,375,223
#*  GTM Corp.                                                       705,000     380,962
#   Gudeng Precision Industrial Co., Ltd.                           159,300     284,862
#   Hannstar Board Corp.                                          1,545,875     628,154
#*  HannStar Display Corp.                                       17,388,631   5,822,216
*   HannsTouch Solution, Inc.                                     4,239,262   1,373,315
#*  Harvatek Corp.                                                  888,316     365,979
    Hey Song Corp.                                                2,086,000   2,392,764
    Hi-Clearance, Inc.                                              124,000     384,375
    Highwealth Construction Corp.                                 1,310,682   2,829,326
    Hiroca Holdings, Ltd.                                           154,300     436,265
#*  HiTi Digital, Inc.                                              768,975     714,049
    Hitron Technology, Inc.                                       1,191,300     639,107
#   Hiwin Technologies Corp.                                        456,238   3,593,650
*   Hiyes International Co., Ltd.                                     2,260       3,060
    Ho Tung Chemical Corp.                                        4,840,545   2,363,373
*   Hocheng Corp.                                                 1,479,300     569,377
#   Hold-Key Electric Wire & Cable Co., Ltd.                        266,901      95,461
    Holiday Entertainment Co., Ltd.                                 264,400     322,851
    Holtek Semiconductor, Inc.                                      815,000   1,254,466
    Holy Stone Enterprise Co., Ltd.                               1,169,822   1,476,095
    Hon Hai Precision Industry Co., Ltd.                         28,489,623  72,428,987
    Hong Ho Precision Textile Co                                    167,000     190,417
    Hong TAI Electric Industrial                                  1,184,000     403,050
    Hong YI Fiber Industry Co.                                       55,680      18,624
    Horizon Securities Co., Ltd.                                  2,609,000     789,552
#*  Hota Industrial Manufacturing Co., Ltd.                         714,000   1,174,193
#   Hotai Motor Co., Ltd.                                           407,000   4,841,705
#*  Howarm Construction Co., Ltd.                                 1,029,310     622,086
    Hsin Kuang Steel Co., Ltd.                                    1,504,783     959,086
#   Hsin Yung Chien Co., Ltd.                                       150,000     402,598
    Hsing TA Cement Co.                                             335,000     126,437
#   HTC Corp.                                                     3,224,619  15,827,439
    Hu Lane Associate, Inc.                                         295,620     971,657
    HUA ENG Wire & Cable                                          2,491,000     987,943
    Hua Nan Financial Holdings Co., Ltd.                         22,992,435  13,632,064
    Huaku Development Co., Ltd.                                   1,247,400   3,493,478
    Huang Hsiang Construction Co.                                   437,735     879,207
#   Hung Ching Development & Construction Co., Ltd.                 498,000     320,373
    Hung Poo Real Estate Development Corp.                        1,599,554   1,661,627
#   Hung Sheng Construction Co., Ltd.                             2,873,900   2,455,250
#   Huxen Corp.                                                     239,072     377,793
*   Hwa Fong Rubber Co., Ltd.                                     1,818,000     824,825
#   I-Chiun Precision Industry Co., Ltd.                          1,091,211     709,178
    I-Sheng Electric Wire & Cable Co., Ltd.                         621,000     908,774
    Ibase Technology, Inc.                                          488,987     708,219

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Ichia Technologies, Inc.                                      1,950,255 $ 1,024,586
#   ICP Electronics, Inc.                                           939,100   1,294,394
#   ILI Technology Corp.                                            384,081     791,318
    Infortrend Technology, Inc.                                   1,333,866     801,113
#*  Innolux Corp.                                                30,381,561  12,048,894
*   Inotera Memories, Inc.                                        8,868,528   5,718,660
*   Inpaq Technology Co., Ltd.                                      173,000     164,494
    Insyde Software Corp.                                           118,000     209,560
#   Integrated Memory Logic, Ltd.                                   352,730     807,153
    International Games System Co., Ltd.                            361,000     708,433
#   Inventec Corp.                                               10,795,276   9,662,413
    ITE Technology, Inc.                                            787,646     667,955
    ITEQ Corp.                                                    1,225,611   1,363,124
#*  J Touch Corp.                                                   726,000     551,184
*   Janfusun Fancyworld Corp.                                     1,103,468     215,893
*   Jenn Feng New Energy Co., Ltd.                                  646,000     227,956
    Jentech Precision Industrial Co., Ltd.                          344,156     724,911
    Jess-Link Products Co., Ltd.                                    921,600     856,361
#   Jih Sun Financial Holdings Co., Ltd.                          3,907,041   1,120,890
    Johnson Health Tech Co., Ltd.                                   242,198     691,976
    K Laser Technology, Inc.                                        883,459     509,054
    Kang Na Hsiung Enterprise Co., Ltd.                             719,150     427,840
*   Kao Hsing Chang Iron & Steel                                    545,000     213,884
#   Kaori Heat Treatment Co., Ltd.                                  305,153     616,232
    Kaulin Manufacturing Co., Ltd.                                  834,684     691,393
    KD Holding Corp.                                                 78,000     501,696
    KEE TAI Properties Co., Ltd.                                  1,906,101   1,369,129
    Kenda Rubber Industrial Co., Ltd.                             1,889,509   3,715,147
*   Kenmec Mechanical Engineering Co., Ltd.                       1,282,000     660,643
    Kerry TJ Logistics Co., Ltd.                                  1,275,000   1,788,051
    Keysheen Cayman Holdings Co., Ltd.                               14,000      26,857
#   Kindom Construction Co.                                       1,913,000   2,364,665
    King Core Electronics, Inc.                                      77,065      51,084
    King Slide Works Co., Ltd.                                      145,450   1,287,432
    King Yuan Electronics Co., Ltd.                               7,834,032   5,462,625
    King's Town Bank                                              4,376,653   3,893,527
*   King's Town Construction Co., Ltd.                              869,579     841,407
    Kinik Co.                                                       555,000   1,386,528
#   Kinko Optical Co., Ltd.                                         938,772     963,709
    Kinpo Electronics                                             7,564,892   3,371,373
    Kinsus Interconnect Technology Corp.                            888,476   3,172,056
#   KMC Kuei Meng International, Inc.                                82,000     362,641
#   KS Terminals, Inc.                                              578,290     561,648
    Kung Long Batteries Industrial Co., Ltd.                        291,000     800,246
    Kung Sing Engineering Corp.                                   1,961,000     980,659
#   Kuo Toong International Co., Ltd.                               857,000   1,159,445
#   Kuoyang Construction Co., Ltd.                                2,163,586   1,446,596
    Kwong Fong Industries                                         1,248,000     929,219
    KYE Systems Corp.                                             1,525,736     656,885
    L&K Engineering Co., Ltd.                                       686,000     716,691
    LAN FA Textile                                                  900,412     291,252
#   Largan Precision Co., Ltd.                                      172,234   5,865,136

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Laser Tek Taiwan Co., Ltd.                                       22,144 $    13,260
#   LCY Chemical Corp.                                            2,498,495   3,298,192
    Leader Electronics, Inc.                                        746,886     371,187
    Leadtrend Technology Corp.                                      166,926     218,576
    Lealea Enterprise Co., Ltd.                                   4,131,570   1,518,889
    Ledtech Electronics Corp.                                       573,095     361,033
    LEE CHI Enterprises Co., Ltd.                                 1,148,000     570,604
#   Lelon Electronics Corp.                                         518,900     404,236
#*  Leofoo Development Co.                                        1,442,614     615,263
#   LES Enphants Co., Ltd.                                        1,010,479     779,347
#   Lextar Electronics Corp.                                      1,726,000   1,474,782
*   Li Peng Enterprise Co., Ltd.                                  2,890,525   1,434,302
    Lian HWA Food Corp.                                             391,788     522,259
    Lien Hwa Industrial Corp.                                     3,026,809   1,956,845
    Lingsen Precision Industries, Ltd.                            2,230,490   1,157,739
    Lite-On Semiconductor Corp.                                   1,668,000   1,005,492
    Lite-On Technology Corp.                                      7,735,123  13,541,503
#   Long Bon International Co., Ltd.                              1,781,875   1,429,551
    Long Chen Paper Co., Ltd.                                     2,751,380   1,086,597
    Longwell Co.                                                    627,000     556,442
#   Lotes Co., Ltd.                                                 367,920     903,190
*   Lucky Cement Corp.                                              855,000     234,298
#   Lumax International Corp., Ltd.                                 445,140   1,135,931
#   Lung Yen Life Service Corp.                                     368,000   1,113,940
#   Macroblock, Inc.                                                182,000     417,834
#*  Macronix International                                       23,266,994   5,438,997
#   MacroWell OMG Digital Entertainment Co., Ltd.                   130,000     367,037
    Mag Layers Scientific-Technics Co., Ltd.                         39,413      64,911
    Makalot Industrial Co., Ltd.                                    522,430   3,153,749
#   Marketech International Corp.                                   720,000     439,174
    Masterlink Securities Corp.                                   6,270,000   2,068,991
    Maxtek Technology Co., Ltd.                                     125,000      72,647
    Mayer Steel Pipe Corp.                                          818,905     395,144
#   Maywufa Co., Ltd.                                               178,462     101,068
#   MediaTek, Inc.                                                1,990,823  27,218,386
#*  Medigen Biotechnology Corp.                                     294,975   2,077,069
    Mega Financial Holding Co., Ltd.                             27,186,129  23,540,155
    Meiloon Industrial Co.                                          497,721     384,502
    Mercuries & Associates, Ltd.                                  1,668,125   1,253,693
*   Mercuries Data Systems, Ltd.                                    120,000      36,698
    Merida Industry Co., Ltd.                                       450,513   3,410,561
    Merry Electronics Co., Ltd.                                     978,661   3,351,065
    Micro-Star International Co., Ltd.                            4,617,465   3,103,623
#*  Microbio Co., Ltd.                                            1,660,358   1,959,788
#*  Microelectronics Technology, Inc.                             1,389,448     898,756
    Microlife Corp.                                                 224,100     632,526
#   MIN AIK Technology Co., Ltd.                                    624,562   3,156,910
#   Mirle Automation Corp.                                          921,923     787,571
*   Mitac Holdings Corp.                                          2,995,568   2,752,951
    Mobiletron Electronics Co., Ltd.                                253,000     316,614
*   Mosel Vitelic, Inc.                                           2,145,758     491,648
#*  Motech Industries, Inc.                                       1,953,000   3,633,773

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   MPI Corp.                                                       423,000 $   738,466
    Nak Sealing Technologies Corp.                                  249,549     643,798
    Namchow Chemical Industrial, Ltd.                               679,000   1,144,906
    Nan Kang Rubber Tire Co., Ltd.                                2,264,197   2,909,771
#*  Nan Ren Lake Leisure Amusement Co., Ltd.                      1,112,000     510,628
    Nan Ya Plastics Corp.                                        10,956,584  24,990,207
#*  Nan Ya Printed Circuit Board Corp.                            1,571,211   2,122,264
    Nantex Industry Co., Ltd.                                     1,355,233     961,977
*   Nanya Technology Corp.                                        3,553,570     493,279
#   National Petroleum Co., Ltd.                                    736,000     705,085
#*  Neo Solar Power Corp.                                         3,490,390   3,719,386
#   Netronix, Inc.                                                  290,000     723,168
#   New Asia Construction & Development Corp.                       873,423     231,159
    New Era Electronics Co., Ltd.                                   418,000     535,733
#*  Newmax Technology Co., Ltd.                                     319,916   1,059,477
    Nexcom International Co., Ltd.                                  186,265     144,127
    Nichidenbo Corp.                                                615,880     540,660
    Nien Hsing Textile Co., Ltd.                                  1,615,093   1,752,323
    Nishoku Technology, Inc.                                        121,000     170,953
#   Novatek Microelectronics Corp.                                1,874,000   7,423,724
#   Nuvoton Technology Corp.                                        349,000     274,224
    O-TA Precision Industry Co., Ltd.                                17,000      11,920
*   Ocean Plastics Co., Ltd.                                      1,000,000   1,252,282
    Oneness Biotech Co., Ltd.                                       438,000     753,269
*   Optimax Technology Corp.                                        204,366      32,926
    OptoTech Corp.                                                3,239,713   1,339,716
*   Orient Semiconductor Electronics, Ltd.                        2,955,000     512,214
#   Oriental Union Chemical Corp.                                 3,254,819   3,461,365
#   Orise Technology Co., Ltd.                                      469,000     727,958
    P-Two Industries, Inc.                                           82,000      41,282
    Pacific Construction Co.                                        704,276     249,019
    Pacific Hospital Supply Co., Ltd.                                15,000      55,909
*   Pan Jit International, Inc.                                   1,999,860     863,523
#   Pan-International Industrial                                  2,194,218   1,756,043
    Parade Technologies, Ltd.                                       149,805   1,120,041
#   Paragon Technologies Co., Ltd.                                  403,626     518,786
#   PChome Online, Inc.                                             167,197     971,528
#   Pegatron Corp.                                                8,479,293  11,814,795
*   PharmaEngine, Inc.                                              105,438     947,860
    Phihong Technology Co., Ltd.                                  1,536,048     948,077
    Phison Electronics Corp.                                        450,000   3,233,946
    Phoenix Tours International, Inc.                               241,000     463,792
#*  Phytohealth Corp.                                               828,878   1,224,352
#*  Pihsiang Machinery Manufacturing Co., Ltd.                      657,000     708,828
#   Pixart Imaging, Inc.                                            742,000   1,408,025
    Plotech Co., Ltd.                                               216,000      76,872
#   Polytronics Technology Corp.                                    252,408     512,818
    Portwell, Inc.                                                  507,000     473,930
    Posiflex Technologies, Inc.                                     131,445     420,730
    Pou Chen Corp.                                                8,886,005  10,824,004
    Power Mate Technology Co., Ltd.                                  11,000      17,071
*   Power Quotient International Co., Ltd.                        1,055,400     666,611

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
*   Powercom Co., Ltd.                                              844,730 $   161,686
    Powertech Industrial Co., Ltd.                                  410,000     236,950
#   Powertech Technology, Inc.                                    3,531,580   6,364,372
#   Poya Co., Ltd.                                                  170,690     897,636
    President Chain Store Corp.                                     877,728   6,402,115
    President Securities Corp.                                    4,402,213   2,480,163
#   Prime Electronics Satellitics, Inc.                             834,511     652,572
    Prince Housing & Development Corp.                            4,642,249   2,990,753
*   Prodisc Technology, Inc.                                        603,000          --
#   Promate Electronic Co., Ltd.                                    839,000     877,722
    Promise Technology, Inc.                                        699,538     797,834
*   Protop Technology Co., Ltd                                      148,000          --
*   Qisda Corp.                                                  10,855,525   2,518,799
#   Qualipoly Chemical Corp.                                        400,000     353,116
#   Quanta Computer, Inc.                                         6,228,436  14,766,324
    Quanta Storage, Inc.                                          1,294,000   1,347,544
#*  Quintain Steel Co., Ltd.                                      1,819,059     421,592
#   Radiant Opto-Electronics Corp.                                1,482,692   5,548,226
#   Radium Life Tech Co., Ltd.                                    3,362,755   2,942,526
    Ralec Electronic Corp.                                           97,914     144,159
#   Realtek Semiconductor Corp.                                   2,068,861   4,809,836
    Rechi Precision Co., Ltd.                                     1,412,905   1,410,967
*   Rexon Industrial Corp., Ltd.                                     51,559      22,730
    Rich Development Co., Ltd.                                    3,015,769   1,295,354
    Richtek Technology Corp.                                        636,175   2,866,881
#*  Ritek Corp.                                                  17,202,268   2,792,273
#   Rotam Global Agrosciences, Ltd.                                 261,000     479,727
    Roundtop Machinery Industries Co., Ltd.                          50,000      30,788
#   Ruentex Development Co., Ltd.                                 2,161,889   4,524,719
    Ruentex Engineering & Construction Co.                          173,000     335,246
    Ruentex Industries, Ltd.                                      1,515,676   3,910,873
#   Run Long Construction Co., Ltd.                                 407,000     443,315
    Sampo Corp.                                                   3,502,119   1,228,627
    San Fang Chemical Industry Co., Ltd.                            732,678     699,988
    San Shing Fastech Corp.                                         284,500     643,250
    Sanyang Industry Co., Ltd.                                    3,578,802   6,262,837
    Sanyo Electric Taiwan Co., Ltd.                                 406,650     534,516
#   SCI Pharmtech, Inc.                                             214,583     512,052
    Scientech Corp.                                                  27,000      49,167
#   ScinoPharm Taiwan, Ltd.                                         617,760   2,055,263
    SDI Corp.                                                       674,000     751,187
    Senao International Co., Ltd.                                   286,547     915,093
    Sercomm Corp.                                                 1,068,000   1,491,106
#   Sesoda Corp.                                                    752,812     810,050
    Shan-Loong Transportation Co., Ltd.                             150,247     123,490
    Sheng Yu Steel Co., Ltd.                                        630,000     481,841
#   ShenMao Technology, Inc.                                        483,659     564,862
#   Shih Her Technologies, Inc.                                     254,000     555,055
    Shih Wei Navigation Co., Ltd.                                 1,205,887     865,334
    Shihlin Electric & Engineering Corp.                          1,416,787   1,791,109
#*  Shihlin Paper Corp.                                             446,000     709,320
    Shin Hai Gas Corp.                                                7,364       9,816

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
#   Shin Kong Financial Holding Co., Ltd.                        35,251,032 $12,259,582
    Shin Shin Natural Gas Co.                                         9,480      10,797
#   Shin Zu Shing Co., Ltd.                                         714,245   1,573,548
#*  Shining Building Business Co., Ltd.                           1,132,019     880,906
#   Shinkong Insurance Co., Ltd.                                  1,429,784   1,113,145
    Shinkong Synthetic Fibers Corp.                               9,415,844   3,253,526
#   Shinkong Textile Co., Ltd.                                      867,169   1,165,622
#   Shiny Chemical Industrial Co., Ltd.                             289,000     504,709
    Shuttle, Inc.                                                 1,640,000     717,565
#   Sigurd Microelectronics Corp.                                 2,137,877   2,071,124
*   Silicon Integrated Systems Corp.                              3,257,233   1,013,524
    Silicon Power Computer & Communications, Inc.                   292,000     400,638
    Siliconware Precision Industries Co.                          7,331,492   8,907,508
#   Siliconware Precision Industries Co. Sponsored ADR              456,091   2,731,985
    Silitech Technology Corp.                                       800,742   1,034,790
    Simplo Technology Co., Ltd.                                     921,800   4,532,508
#   Sinbon Electronics Co., Ltd.                                  1,167,000   1,388,472
    Sincere Navigation Corp.                                      1,861,370   1,730,198
    Singatron Enterprise Co., Ltd.                                  373,000     200,502
*   Sinkang Industries, Ltd.                                        177,866      63,760
#   Sinmag Equipment Corp.                                          120,455     578,042
#*  Sino-American Silicon Products, Inc.                          3,176,000   4,402,761
#   Sinon Corp.                                                   2,189,740   1,226,483
    SinoPac Financial Holdings Co., Ltd.                         29,161,621  14,431,024
    Sinphar Pharmaceutical Co., Ltd.                                631,043   1,106,795
#   Sinyi Realty Co.                                                627,935   1,149,470
#   Sirtec International Co., Ltd.                                  677,000   1,301,097
#   Sitronix Technology Corp.                                       660,774   1,102,235
#*  Siward Crystal Technology Co., Ltd.                             853,705     401,651
*   Skymedi Corp.                                                   212,000      96,690
    Soft-World International Corp.                                  580,000   1,308,363
    Solar Applied Materials Technology Co.                        1,679,084   1,429,618
#*  Solartech Energy Corp.                                        1,793,000   1,527,611
    Solomon Technology Corp.                                        253,763     110,784
*   Solytech Enterprise Corp.                                     1,152,676     427,329
    Sonix Technology Co., Ltd.                                      758,000   1,032,059
    Southeast Cement Co., Ltd.                                    1,110,000     642,061
    Spirox Corp.                                                    225,145      95,365
    Sporton International, Inc.                                     265,710     956,998
    St Shine Optical Co., Ltd.                                      130,000   3,828,800
#   Standard Chemical & Pharma                                      485,040     848,314
#   Standard Foods Corp.                                            685,010   2,100,425
*   Star Comgistic Capital Co., Ltd.                              1,002,894     413,043
    Stark Technology, Inc.                                          709,400     735,906
    Sunonwealth Electric Machine Industry Co., Ltd.                 698,001     404,939
#*  Sunplus Technology Co., Ltd.                                  2,039,153     745,871
    Sunrex Technology Corp.                                         933,351     391,056
    Sunspring Metal Corp.                                           259,000     766,955
*   Super Dragon Technology Co., Ltd.                               262,330     182,991
    Supreme Electronics Co., Ltd.                                   900,000     456,729
#   Swancor Ind Co., Ltd.                                           192,000     411,855
    Sweeten Construction Co., Ltd.                                  810,470     525,503

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CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Syncmold Enterprise Corp.                                       661,000 $ 1,134,832
#   Synmosa Biopharma Corp.                                         387,170     572,585
    Synnex Technology International Corp.                         5,598,745   8,931,846
#   Sysage Technology Co., Ltd.                                     406,350     433,657
    Systex Corp.                                                     87,293     165,666
    TA Chen Stainless Pipe                                        3,528,805   1,689,980
*   Ta Chong Bank, Ltd.                                           9,696,990   3,401,434
#*  Ta Chong Securities Co., Ltd.                                   299,000      91,512
    Ta Ya Electric Wire & Cable                                   2,775,520     659,305
    Ta Yih Industrial Co., Ltd.                                      87,000     173,543
#   TA-I Technology Co., Ltd.                                       876,961     454,292
#   Tah Hsin Industrial Co., Ltd.                                   507,000     495,317
    TAI Roun Products Co., Ltd.                                     263,000      89,506
#   Tai Tung Communication Co., Ltd.                                317,000     402,068
    Taichung Commercial Bank                                     11,749,659   4,357,383
#   TaiDoc Technology Corp.                                         208,000     564,529
    Taiflex Scientific Co., Ltd.                                    852,000   1,768,210
#   Taimide Tech, Inc.                                              402,000     330,005
#   Tainan Enterprises Co., Ltd.                                    730,289     827,843
    Tainan Spinning Co., Ltd.                                     6,247,963   4,709,138
    Taishin Financial Holding Co., Ltd.                          34,005,802  17,174,703
#*  Taisun Enterprise Co., Ltd.                                   1,698,578     871,530
*   Taita Chemical Co., Ltd.                                      1,184,609     506,769
#   Taiwan Acceptance Corp.                                         310,000     777,744
*   Taiwan Business Bank                                         17,559,363   5,396,927
    Taiwan Calsonic Co., Ltd.                                        30,000      29,764
    Taiwan Cement Corp.                                          11,831,350  17,219,213
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                  437,000     709,461
    Taiwan Cogeneration Corp.                                     1,743,657   1,079,994
    Taiwan Cooperative Financial Holding                         23,891,096  13,434,141
    Taiwan FamilyMart Co., Ltd.                                      72,000     392,121
    Taiwan Fertilizer Co., Ltd.                                   3,466,000   8,259,188
    Taiwan Fire & Marine Insurance Co.                              938,880     748,925
*   Taiwan Flourescent Lamp Co., Ltd.                               119,000          --
    Taiwan FU Hsing Industrial Co., Ltd.                            761,000     854,355
#   Taiwan Glass Industry Corp.                                   4,042,895   4,091,296
    Taiwan Hon Chuan Enterprise Co., Ltd.                         1,341,359   2,827,358
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                  945,000     716,327
*   Taiwan Kolin Co., Ltd.                                          508,000          --
*   Taiwan Land Development Corp.                                 4,349,110   1,669,245
#*  Taiwan Life Insurance Co., Ltd.                               2,226,695   1,974,060
#   Taiwan Line Tek Electronic                                      384,871     325,730
    Taiwan Mask Corp.                                             1,011,050     328,734
    Taiwan Mobile Co., Ltd.                                       1,934,900   6,599,739
    Taiwan Navigation Co., Ltd.                                     927,720     860,294
    Taiwan Paiho, Ltd.                                            1,535,152   2,127,608
#   Taiwan PCB Techvest Co., Ltd.                                 1,295,816   1,485,630
#   Taiwan Prosperity Chemical Corp.                                880,000     901,566
*   Taiwan Pulp & Paper Corp.                                     2,228,260     975,222
#   Taiwan Sakura Corp.                                           1,395,304     902,482
    Taiwan Secom Co., Ltd.                                          943,932   2,287,463
#   Taiwan Semiconductor Co., Ltd.                                1,372,000   1,128,315

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
TAIWAN -- (Continued)
#   Taiwan Semiconductor Manufacturing Co., Ltd.                 40,714,652 $150,056,501
#   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR      754,959   13,898,795
#   Taiwan Sogo Shin Kong SEC                                     1,077,407    1,339,311
*   Taiwan Styrene Monomer                                        2,640,242    2,012,582
    Taiwan Surface Mounting Technology Co., Ltd.                  1,235,162    1,759,352
#*  Taiwan TEA Corp.                                              3,856,896    3,171,501
#   Taiwan Union Technology Corp.                                 1,122,000      858,127
    Taiyen Biotech Co., Ltd.                                      1,270,000    1,086,720
*   Tang Eng Iron Works Co., Ltd.                                    23,000       22,863
*   Tatung Co., Ltd.                                             13,444,588    3,727,412
#   Te Chang Construction Co., Ltd.                                 442,860      403,362
    Teco Electric and Machinery Co., Ltd.                         8,707,000    9,286,189
*   Tecom Co., Ltd.                                                 408,000       41,370
*   Tekcore Co., Ltd.                                               359,000      162,053
    Ten Ren Tea Co., Ltd.                                           180,170      266,999
#   Test Research, Inc.                                             944,370    1,285,070
    Test-Rite International Co., Ltd.                             1,607,166    1,251,163
    TEX RAY INDUSTRIAL Co., Ltd.                                    465,000      249,087
    ThaiLin Semiconductor Corp.                                     856,000      513,616
    Thinking Electronic Industrial Co., Ltd.                        471,058      546,298
#   Thye Ming Industrial Co., Ltd.                                  939,992    1,084,950
    TNC Industrial Corp., Ltd.                                      178,000      104,173
    Ton Yi Industrial Corp.                                       3,340,300    3,695,998
    Tong Hsing Electronic Industries, Ltd.                          544,534    2,880,643
#   Tong Yang Industry Co., Ltd.                                  2,058,341    3,205,163
    Tong-Tai Machine & Tool Co., Ltd.                             1,195,210    1,146,776
    Topco Scientific Co., Ltd.                                      814,010    1,426,982
#   Topco Technologies Corp.                                        196,000      483,858
    Topoint Technology Co., Ltd.                                    882,771      677,074
    Toung Loong Textile Manufacturing                               327,000    1,246,875
    Trade-Van Information Services Co.                              315,000      286,806
#   Transasia Airways Corp.                                         740,000      309,313
#   Transcend Information, Inc.                                     640,870    2,024,016
#   Tripod Technology Corp.                                       1,882,660    3,722,718
#   Tsann Kuen Enterprise Co., Ltd.                                 553,441      779,299
#   TSC Auto ID Technology Co., Ltd.                                 65,000      413,850
    TSRC Corp.                                                    1,815,147    3,356,176
#   Ttet Union Corp.                                                211,000      480,513
    TTFB Co., Ltd.                                                   25,000      244,944
#   TTY Biopharm Co., Ltd.                                          542,539    2,112,912
#   Tung Ho Steel Enterprise Corp.                                5,086,645    4,561,167
#   Tung Ho Textile Co., Ltd.                                       561,000      191,060
#   Tung Thih Electronic Co., Ltd.                                  268,848      798,651
    TURVO International Co., Ltd.                                    99,000      415,338
    TXC Corp.                                                     1,545,762    1,908,217
*   TYC Brother Industrial Co., Ltd.                              1,065,333      608,208
#*  Tycoons Group Enterprise                                      2,870,121      571,891
*   Tyntek Corp.                                                  2,097,419      512,887
    TZE Shin International Co., Ltd.                                301,662      121,146
    U-Ming Marine Transport Corp.                                 1,814,200    2,979,252
#*  U-Tech Media Corp.                                              250,000       53,010
#   Ubright Optronics Corp.                                         196,000      455,986

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
TAIWAN -- (Continued)
    Uni-President Enterprises Corp.                               9,688,238 $18,449,600
#   Unic Technology Corp.                                           245,439      98,106
#   Unimicron Technology Corp.                                    7,381,563   5,838,280
#*  Union Bank Of Taiwan                                          3,821,592   1,398,506
#*  Union Insurance Co., Ltd.                                       309,397     237,409
    Unitech Computer Co., Ltd.                                      261,365     124,785
#*  Unitech Printed Circuit Board Corp.                           3,194,921   1,372,232
    United Integrated Services Co., Ltd.                          1,168,800   1,290,637
#   United Microelectronics Corp.                                53,327,441  22,622,205
#   Unity Opto Technology Co., Ltd.                               1,734,276   1,358,444
    Universal Cement Corp.                                        2,294,773   2,106,914
*   Unizyx Holding Corp.                                          2,315,496   1,204,186
    UPC Technology Corp.                                          4,317,471   2,086,420
#   Userjoy Technology Co., Ltd.                                    107,000     177,252
    USI Corp.                                                     3,966,557   2,909,896
#   Vanguard International Semiconductor Corp.                    2,521,000   2,725,026
    Ve Wong Corp.                                                   642,524     541,951
#*  Via Technologies, Inc.                                        1,294,549   1,058,688
    Viking Tech Corp.                                                49,000      43,661
    Visual Photonics Epitaxy Co., Ltd.                            1,192,966   1,205,182
#   Vivotek, Inc.                                                   159,390     926,668
#*  Wafer Works Corp.                                             2,105,000   1,136,196
*   Waffer Technology Co., Ltd.                                      84,500      25,263
    Wah Hong Industrial Corp.                                       327,280     350,982
    Wah Lee Industrial Corp.                                      1,067,000   1,710,636
*   Walsin Lihwa Corp.                                           21,240,307   6,584,261
*   Walsin Technology Corp.                                       3,408,551     913,860
#*  Walton Advanced Engineering, Inc.                             1,725,662     616,301
    Wan Hai Lines, Ltd.                                           4,323,026   2,329,665
#   WAN HWA Enterprise Co.                                          451,575     229,912
    Waterland Financial Holdings Co., Ltd.                        5,971,594   2,053,944
#   Ways Technical Corp., Ltd.                                      443,000     645,288
*   WEI Chih Steel Industrial Co., Ltd.                             383,000      63,329
#   Wei Chuan Foods Corp.                                         1,485,000   2,812,422
#*  Wei Mon Industry Co., Ltd.                                    2,067,674     678,839
    Weikeng Industrial Co., Ltd.                                  1,049,450     778,315
#   Well Shin Technology Co., Ltd.                                  395,443     673,337
    Weltrend Semiconductor                                        1,119,848   1,071,365
    Win Semiconductors Corp.                                      3,171,000   2,796,899
#*  Winbond Electronics Corp.                                    18,382,000   4,639,958
#*  Wintek Corp.                                                 11,435,754   4,271,677
#   Wisdom Marine Lines Co., Ltd.                                 1,037,190   1,244,622
#   Wistron Corp.                                                11,994,746  11,260,974
    Wistron NeWeb Corp.                                           1,195,194   2,878,596
    WPG Holdings, Ltd.                                            6,193,041   7,532,593
    WT Microelectronics Co., Ltd.                                 1,838,836   2,196,571
#   WUS Printed Circuit Co., Ltd.                                 1,648,000     740,927
#   X-Legend Entertainment Co., Ltd.                                 76,500     347,497
    XAC Automation Corp.                                            351,000     481,835
#   Xxentria Technology Materials Corp.                             650,000   1,245,428
    Yageo Corp.                                                   8,593,800   2,926,889
*   Yang Ming Marine Transport Corp.                              9,012,157   3,996,568

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ---------- --------------
TAIWAN -- (Continued)
#   YC INOX Co., Ltd.                                             2,002,691 $    1,404,324
#   YeaShin International Development Co., Ltd.                   1,086,282        850,611
#   Yem Chio Co., Ltd.                                            2,035,650      1,550,480
    Yeong Guan Energy Technology Group Co., Ltd.                     69,000        213,052
    YFY, Inc.                                                     7,727,997      4,101,170
#*  Yi Jinn Industrial Co., Ltd.                                  1,304,020        354,348
*   Yieh Phui Enterprise Co., Ltd.                                6,076,789      1,922,308
    YONYU PLASTICS Co., Ltd. COMMON STOCK TWD10.                     20,000         31,706
#   Young Fast Optoelectronics Co., Ltd.                            836,137        917,807
#   Young Optics, Inc.                                              314,214        656,861
#   Youngtek Electronics Corp.                                      589,786      1,181,669
    Yuanta Financial Holding Co., Ltd.                           36,467,563     19,886,058
    Yufo Electronics Co., Ltd.                                      108,000         71,350
    Yulon Motor Co., Ltd.                                         4,475,715      7,900,100
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                356,350        841,018
#   Yungshin Construction & Development Co.                         104,000        253,889
    YungShin Global Holding Corp.                                   737,000      1,438,598
    Yungtay Engineering Co., Ltd.                                 1,492,000      4,378,062
#   Zeng Hsing Industrial Co., Ltd.                                 196,348      1,152,857
    Zenitron Corp.                                                1,098,000        712,528
#   Zhen Ding Technology Holding, Ltd.                              736,150      1,726,505
#*  Zig Sheng Industrial Co., Ltd.                                2,761,638        991,609
    Zinwell Corp.                                                 1,593,979      1,716,489
#   Zippy Technology Corp.                                          565,028        563,063
#   ZongTai Real Estate Development Co., Ltd.                       276,150        339,498
                                                                            --------------
TOTAL TAIWAN                                                                 1,947,325,461
                                                                            --------------
THAILAND -- (2.9%)
    AAPICO Hitech PCL                                               751,080        407,815
    Advanced Info Service PCL                                     1,400,909     11,477,327
    Airports of Thailand PCL                                      1,216,600      8,286,561
    AJ Plast PCL                                                  1,550,300        508,050
    Amarin Printing & Publishing PCL                                 42,700         28,810
    Amata Corp. PCL                                               2,698,100      1,482,330
    AP Thailand PCL                                               7,499,160      1,313,106
*   Asia Green Energy PCL                                         2,318,500        193,674
    Asia Plus Securities PCL(B081WP3)                             4,269,200        518,476
    Asia Plus Securities PCL(B081Z10)                             1,260,100        153,034
    Asian Insulators PCL                                          1,124,600        563,655
    Bangchak Petroleum PCL                                        3,597,700      3,843,326
    Bangkok Aviation Fuel Services PCL                            1,110,054        909,442
    Bangkok Bank PCL(6368360)                                     1,218,500      8,064,610
    Bangkok Bank PCL(6077019)                                     1,321,500      8,746,313
    Bangkok Chain Hospital PCL                                    5,414,650      1,104,676
    Bangkok Dusit Medical Services PCL                            1,513,300      6,515,091
    Bangkok Expressway PCL                                        1,998,000      2,326,988
    Bangkok Insurance PCL                                            10,600        126,008
    Bangkok Life Assurance PCL                                    1,454,000      2,943,036
*   Bangkok Metro PCL                                            27,207,500        961,550
    Bangkokland PCL(6712893)                                      2,802,700        154,880
    Bangkokland PCL(6712912)                                     56,302,000      3,111,307
    Bank of Ayudhya PCL(6359933)                                  5,569,500      6,844,446

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES      VALUE++
                                                                 ----------- -----------
THAILAND -- (Continued)
    Bank of Ayudhya PCL(6075949)                                   1,966,800 $ 2,417,031
    Banpu PCL                                                      5,454,340   5,081,955
    BEC World PCL                                                  1,779,800   3,330,871
    Berli Jucker PCL                                               1,575,900   2,518,908
    Big C Supercenter PCL(6368434)                                   502,900   3,150,699
    Big C Supercenter PCL(6763932)                                   304,900   1,910,217
    Bumrungrad Hospital PCL                                          988,000   2,761,639
    CalComp Electronics Thailand PCL                              10,298,700   1,025,734
    Central Pattana PCL                                            3,830,100   5,906,660
    Central Plaza Hotel PCL                                        2,269,500   2,861,940
    CH Karnchang PCL                                               3,123,100   2,227,560
    Charoen Pokphand Foods PCL                                    10,693,100   8,348,348
    Charoong Thai Wire & Cable PCL                                 1,034,400     348,954
    Country Group Securities PCL                                   4,415,811     175,923
    CP ALL PCL                                                     5,278,700   6,656,674
    CS Loxinfo PCL                                                 1,168,700     416,789
    Delta Electronics Thailand PCL                                 2,342,000   3,592,948
    Dhipaya Insurance PCL                                            230,300     214,577
    Diamond Building Products PCL                                  1,223,100     355,632
    DSG International Thailand PCL                                 1,731,900     561,998
    Dynasty Ceramic PCL                                              550,000     945,382
    Eastern Water Resources Development and Management PCL         2,896,900   1,182,028
    Electricity Generating PCL(6304643)                              552,000   2,270,072
    Electricity Generating PCL(6368553)                              161,000     662,104
    Erawan Group PCL (The)                                         5,620,000     852,254
    Esso Thailand PCL                                              9,234,500   2,076,835
*   G J Steel PCL                                                100,918,450     226,965
*   G Steel PCL (Foreign)                                         22,734,200     102,258
*   GFPT PCL                                                       3,238,222     988,373
    Glow Energy PCL                                                1,981,200   4,630,757
*   GMM Grammy PCL                                                 1,256,460     625,707
*   Golden Land Property Development PCL(6368586)                    816,400     204,592
*   Golden Land Property Development PCL(6375296)                    342,300      85,781
*   Grand Canal Land PCL                                           3,924,900     378,304
*   Grande Asset Hotels & Property PCL                               886,200      33,882
    Gunkul Engineering PCL                                         1,272,800     670,648
    Hana Microelectronics PCL                                      1,680,357   1,230,912
    Hemaraj Land and Development PCL(6710046)                        374,400      41,861
    Hemaraj Land and Development PCL(6710165)                     21,216,200   2,372,125
    Home Product Center PCL                                        8,533,767   3,180,456
    ICC International PCL                                             51,000      65,542
    Indorama Ventures PCL                                          8,123,700   6,525,060
    IRPC PCL                                                      43,168,490   4,965,243
*   Italian-Thai Development PCL                                  11,803,719   2,218,530
*   ITV PCL                                                          183,700       6,197
    Jasmine International PCL                                      9,740,800   2,644,490
    Jaymart PCL                                                    1,020,300     721,176
    Jubilee Enterprise PCL                                            71,100      56,195
    Kang Yong Electric PCL                                               500       3,984
    Kasikornbank PCL(6364766)                                      1,909,600  11,656,996
    Kasikornbank PCL(6888794)                                      1,478,800   9,217,259
    KCE Electronics PCL                                            1,292,282     759,800

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
THAILAND -- (Continued)
    KGI Securities Thailand PCL                                   5,950,300 $   550,582
    Khon Kaen Sugar Industry PCL                                  3,570,200   1,445,286
    Kiatnakin Bank PCL                                            2,548,607   3,418,613
    Krung Thai Bank PCL                                          23,724,575  15,473,377
    Krungthai Card PCL                                              115,200     126,766
    Laguna Resorts & Hotels PCL                                      10,800      11,277
    Lam Soon Thailand PCL                                           354,600      45,799
    Land and Houses PCL(6581930)                                  3,326,700   1,175,701
    Land and Houses PCL(6581941)                                  8,712,200   3,079,010
    Lanna Resources PCL                                           1,360,950     542,194
    LH Financial Group PCL                                        5,240,926     223,950
    Loxley PCL                                                    5,641,168     862,714
    LPN Development PCL(B00PXK5)                                    301,300     211,999
    LPN Development PCL(B00Q643)                                  2,768,800   1,948,168
    Major Cineplex Group PCL                                      1,896,000   1,163,489
    Maybank Kim Eng Securities Thailand PCL                         188,700     137,016
    MBK PCL                                                         360,100   1,735,422
    MCOT PCL                                                      1,189,300   1,327,813
    MCS Steel PCL                                                   735,500     104,920
    Minor International PCL                                       5,334,861   4,756,382
    Modernform Group PCL                                            333,600      99,678
*   Muang Thai Insurance PCL                                          1,300       3,728
    Muramoto Electron Thailand PCL                                    7,400      35,247
*   Nation Multimedia Group PCL                                   8,227,000     396,482
*   Natural Park PCL                                             38,391,200      74,007
    Nava Nakorn PCL                                                 405,800      33,116
    Noble Development PCL                                            15,100       5,142
*   Padaeng Industry PCL                                            192,800      62,563
    Polyplex Thailand PCL                                         2,084,400     683,080
    Precious Shipping PCL                                         2,523,400   1,556,603
    President Bakery PCL                                              1,800       2,704
    Property Perfect PCL                                         16,937,200     593,142
    Pruksa Real Estate PCL                                        5,612,600   4,021,236
    PTT Exploration & Production PCL                              3,954,569  21,408,671
    PTT Global Chemical PCL                                       6,530,911  16,471,535
    PTT PCL                                                       2,845,280  28,978,434
    Quality Houses PCL                                           20,670,775   2,018,929
*   Raimon Land PCL                                               7,926,400     318,329
    Ratchaburi Electricity Generating Holding PCL(6294249)        1,262,300   2,048,069
    Ratchaburi Electricity Generating Holding PCL(6362771)          701,400   1,138,014
*   Regional Container Lines PCL                                  1,777,100     376,831
    Robinson Department Store PCL                                 1,464,000   2,481,157
    Rojana Industrial Park PCL                                    3,591,000     882,607
    RS PCL                                                        1,669,300     458,555
    Saha-Union PCL                                                  630,900     770,255
*   Sahaviriya Steel Industries PCL                              53,566,780     636,778
    Samart Corp. PCL                                              1,626,900   1,055,852
    Samart I-Mobile PCL                                           5,665,600     622,533
    Samart Telcoms PCL                                            1,308,900     710,696
    Sansiri PCL                                                  24,021,764   1,728,795
    SC Asset Corp PCL                                            10,912,037   1,318,209
    Siam Cement PCL(6609906)                                        129,300   1,827,855

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- -----------
THAILAND -- (Continued)
    Siam Cement PCL(6609928)                                        439,600 $ 6,044,941
    Siam City Cement PCL(6363194)                                    19,700     251,907
    Siam City Cement PCL(6806387)                                   287,500   3,676,305
    Siam Commercial Bank PCL                                      2,266,369  11,978,079
*   Siam Commercial Samaggi Insurance PCL (The)                      38,300      27,071
    Siam Future Development PCL                                   3,527,634     753,695
    Siam Global House PCL                                         3,465,233   2,126,456
    Siamgas & Petrochemicals PCL                                  2,273,000   1,007,788
    Singer Thailand PCL                                              40,600      26,871
    Sino Thai Engineering & Construction PCL                      2,399,571   1,788,596
    SNC Former PCL                                                  472,000     298,744
    Somboon Advance Technology PCL                                1,197,625     631,038
*   SPCG PCL                                                      1,089,100     804,797
    Sri Ayudhya Capital PCL                                         193,100     146,415
    Sri Trang Agro-Industry PCL                                   3,280,400   1,422,824
    Srithai Superware PCL                                           797,500     471,454
*   Stars Microelectronics Thailand PCL                             663,900     165,308
    STP & I PCL                                                   1,976,512   1,289,099
    Supalai PCL                                                   3,551,200   2,019,478
    Susco PCL                                                     2,397,300     288,061
*   SVI PCL                                                       4,312,428     512,642
    Symphony Communication PCL                                      241,800      99,439
*   Tata Steel Thailand PCL                                      10,062,300     274,794
    Thai Airways International PCL                                5,893,337   3,843,686
    Thai Carbon Black PCL                                           157,300     113,458
    Thai Central Chemical PCL                                       192,400     173,083
    Thai Factory Development PCL                                  1,959,380     560,273
    Thai Metal Trade PCL                                            396,500     146,498
    Thai Oil PCL                                                  3,564,200   7,214,284
    Thai Rayon PCL                                                   20,400      19,663
*   Thai Reinsurance PCL(6609575)                                 1,452,466     183,862
*   Thai Reinsurance PCL(6609995)                                 3,587,433     454,120
    Thai Rung Union Car PCL                                         439,000      96,615
    Thai Stanley Electric PCL(B01GKK6)                              150,500   1,112,129
    Thai Stanley Electric PCL(B01GKM8)                                5,600      41,382
    Thai Tap Water Supply PCL                                     7,950,500   2,631,009
    Thai Union Frozen Products PCL                                1,981,190   3,580,464
    Thai Vegetable Oil PCL                                        2,047,125   1,197,034
    Thai-German Ceramic PCL                                       2,362,200     258,040
    Thaicom PCL                                                   1,933,800   2,469,672
    Thanachart Capital PCL                                        3,772,300   4,181,345
    Thitikorn PCL                                                   686,600     253,684
*   Thoresen Thai Agencies PCL                                    2,601,308   1,479,298
    Ticon Industrial Connection PCL                               2,395,687   1,370,064
    Tipco Asphalt PCL                                               592,100   1,131,886
*   TIPCO Foods PCL                                               1,182,000     356,973
    Tisco Financial Group PCL(B3KFW10)                              284,790     402,595
    Tisco Financial Group PCL(B3KFW76)                            1,942,300   2,745,741
    TMB Bank PCL                                                 63,445,913   5,585,279
    Total Access Communication PCL(B1YWK08)                       1,654,500   5,980,120
    Total Access Communication PCL(B231MK7)                         200,000     722,892
    Toyo-Thai Corp. PCL(B5ML0B6)                                    598,900     740,808

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                 ---------- ------------
THAILAND -- (Continued)
    Toyo-Thai Corp. PCL(B5ML0D8)                                    186,400 $    230,567
    TPI Polene PCL                                                5,338,261    2,212,484
*   True Corp. PCL                                               18,601,515    5,289,105
    Union Mosaic Industry PCL                                     1,494,550      494,582
    Unique Engineering & Construction PCL                         2,201,700      580,046
    Univanich Palm Oil PCL                                          477,000      163,981
    Univentures PCL                                               4,857,800    1,209,573
    Vanachai Group PCL                                            2,267,900      204,020
    Vibhavadi Medical Center PCL                                  2,838,480      911,961
    Vinythai PCL                                                  2,320,500      872,284
    Workpoint Entertainment PCL                                     560,700      594,477
                                                                            ------------
TOTAL THAILAND                                                               415,125,485
                                                                            ------------
TURKEY -- (2.1%)
    Adana Cimento Sanayii TAS Class A                               364,012      745,704
    Adel Kalemcilik Ticaret ve Sanayi A.S.                           19,112      559,603
*   Adese Alisveris Merkezleri Ticaret A.S.                          21,301       93,733
#   Akbank TAS                                                    5,470,696   21,382,862
    Akcansa Cimento A.S.                                            266,813    1,490,345
#*  Akenerji Elektrik Uretim A.S.                                 1,703,269    1,140,929
#*  Akfen Holding A.S.                                              575,922    1,249,440
    Aksa Akrilik Kimya Sanayii                                      706,630    2,914,472
    Aksigorta A.S.                                                  858,752    1,194,897
    Alarko Holding A.S.                                             652,434    1,930,238
*   Albaraka Turk Katilim Bankasi A.S.                            2,195,542    1,953,341
    Alkim Alkali Kimya A.S.                                          35,326      227,870
#*  Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.             81,444    2,028,470
#*  Anadolu Anonim Tuerk Sigorta Sirketi                          1,447,850      956,390
#   Anadolu Cam Sanayii A.S.                                        772,823      938,436
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                     542,634    6,910,321
    Anadolu Hayat Emeklilik A.S.                                    282,207      691,410
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                    31,338      323,116
#   Arcelik A.S.                                                    960,321    6,115,376
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                       257,286    1,213,052
#*  Asya Katilim Bankasi A.S.                                     3,714,712    3,763,613
#   Aygaz A.S.                                                      271,764    1,237,092
#   Bagfas Bandirma Gubre Fabrik                                     23,761      498,751
#*  Banvit Bandirma Vitaminli Yem Sanayii ASA                       217,870      316,261
*   Baticim Bati Anadolu Cimento Sanayii A.S.                       191,689      633,196
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.              550,859      653,119
#   BIM Birlesik Magazalar A.S.                                     379,389    7,937,537
    Bizim Toptan Satis Magazalari A.S.                              135,799    1,630,097
    Bolu Cimento Sanayii A.S.                                       299,793      428,091
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                   78,071    1,283,697
*   Bosch Fren Sistemleri                                               584       40,828
*   Boyner Buyuk Magazacilik                                         26,977      129,497
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                237,175      696,825
    Bursa Cimento Fabrikasi A.S.                                    121,422      268,907
#   Celebi Hava Servisi A.S.                                         24,995      178,942
    Cimsa Cimento Sanayi VE Tica                                    272,673    1,763,352
    Coca-Cola Icecek A.S.                                           119,720    3,423,758
#*  Deva Holding A.S.                                               424,174      447,292

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
TURKEY -- (Continued)
    Dogan Gazetecilik A.S.                                          57,657 $    46,993
#*  Dogan Sirketler Grubu Holding A.S.                           5,628,221   2,532,535
#*  Dogan Yayin Holding A.S.                                     2,670,868     920,046
#   Dogus Otomotiv Servis ve Ticaret A.S.                          501,655   2,401,804
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.                    450,015     404,409
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.               150,885     330,137
#   Eczacibasi Yatirim Holding Ortakligi A.S.                      329,650   1,057,854
    EGE Seramik Sanayi ve Ticaret A.S.                             606,226     813,305
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
    ve Ticaret A.S.                                              1,588,556   2,010,351
#   Enka Insaat ve Sanayi A.S.                                   1,734,517   5,071,524
    Eregli Demir ve Celik Fabrikalari TAS                        8,596,663  11,886,228
#   Fenerbahce Futbol A.S.                                          29,511     514,814
    Ford Otomotiv Sanayi A.S.                                      173,555   2,436,535
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.             19,620     309,917
    Gentas Genel Metal Sanayi ve Ticaret A.S.                      341,725     198,320
    Global Yatirim Holding A.S.                                  1,581,815   1,091,633
    Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                61,429       6,462
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.            28,701     820,475
    Goodyear Lastikleri TAS                                         20,177     632,417
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                 423,927   1,278,240
*   GSD Holding                                                  1,902,977   1,197,761
*   Gubre Fabrikalari TAS                                          162,922   1,361,785
*   Gunes Sigorta                                                  249,174     235,634
#*  Hurriyet Gazetecilik A.S.                                    1,046,425     396,854
#*  Ihlas EV Aletleri                                              383,614     114,989
#*  Ihlas Holding A.S.                                           6,453,197   2,388,334
#*  Ihlas Madencilik A.S.                                          143,504     515,144
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
    A.S.                                                            88,652     179,642
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.                    594,343   1,504,985
*   Is Finansal Kiralama A.S.                                      715,178     350,542
    Is Yatirim Menkul Degerler A.S. Class A                        176,359     127,147
*   Isiklar Yatirim Holding A.S.                                         1          --
#*  Izmir Demir Celik Sanayi A.S.                                  370,825     511,624
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A  1,057,590   1,023,104
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B    522,824   1,133,841
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  4,618,720   2,901,072
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                      1,790,184   1,061,261
#   Kartonsan Karton Sanayi ve Ticaret A.S.                          8,254   1,039,928
#*  Kerevitas Gida Sanayi ve Ticaret A.S.                            6,569     119,317
    KOC Holding A.S.                                             1,933,681   9,470,709
#   Konya Cimento Sanayii A.S.                                       4,370     634,893
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
    Ticaret A.S.                                                   269,083     487,952
    Koza Altin Isletmeleri A.S.                                     70,035   1,238,864
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.               1,358,132   2,947,225
    Mardin Cimento Sanayii ve Ticaret A.S.                         180,849     411,298
*   Marshall Boya ve Vernik                                         14,784     328,844
*   Marti Otel Isletmeleri A.S.                                          1          --
*   Menderes Tekstil Sanayi ve Ticaret A.S.                        607,410     160,791
*   Metro Ticari ve Mali Yatirimlar Holding A.S.                   674,137     225,873
*   Migros Ticaret A.S.                                            168,332   1,495,609
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.                192,675     113,619
    Mutlu Aku ve Malzemeleri Sanayi AS                              93,037     337,301

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES       VALUE++
                                                                 --------- ---------------
TURKEY -- (Continued)
*   Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS                 5,421 $        69,311
#   NET Holding A.S.                                               989,806       1,180,748
#*  Net Turizm Ticaret ve Sanayi SA                                749,755         329,745
#   Netas Telekomunikasyon A.S.                                    132,095         491,134
    Nuh Cimento Sanayi A.S.                                        187,430       1,052,891
    Otokar Otomotiv Ve Savunma Sanayi A.S.                          63,131       2,038,153
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.         381,183       1,100,106
#*  Petkim Petrokimya Holding A.S.                               2,888,600       4,546,970
    Pinar Entegre Et ve Un Sanayi A.S.                              80,971         312,081
    Pinar SUT Mamulleri Sanayii A.S.                               106,598         923,507
*   Polyester Sanayi A.S.                                          991,441         549,826
*   Reysas Tasimacilik ve Lojistik Ticaret A.S.                          1              --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.            202,914         310,028
*   Sekerbank TAS                                                2,402,306       2,272,972
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                      967,841         963,065
    Soda Sanayii A.S.                                              437,050         577,389
*   Soktas Tekstil Sanayi ve Ticaret A.S.                                1               2
*   TAT Konserve Sanayii A.S.                                      761,950         974,990
#   TAV Havalimanlari Holding A.S.                                 608,409       4,402,264
    Tekfen Holding A.S.                                          1,337,463       3,216,940
#*  Tekstil Bankasi A.S.                                         1,044,262         803,587
    Tofas Turk Otomobil Fabrikasi A.S.                             369,912       2,445,447
#   Trakya Cam Sanayi A.S.                                       3,017,320       3,737,341
    Tupras Turkiye Petrol Rafinerileri A.S.                        335,633       7,586,794
    Turcas Petrol A.S.                                             486,788         763,733
    Turk Hava Yollari                                            2,618,353      10,209,431
#   Turk Telekomunikasyon A.S.                                     657,854       2,266,920
    Turk Traktor ve Ziraat Makineleri A.S.                          80,694       2,654,744
#*  Turkcell Iletisim Hizmetleri A.S.                            1,006,928       6,248,623
#*  Turkcell Iletisim Hizmetleri A.S. ADR                          293,927       4,597,018
    Turkiye Garanti Bankasi A.S.                                 6,467,116      25,932,037
    Turkiye Halk Bankasi A.S.                                    1,749,228      14,055,503
    Turkiye Is Bankasi                                           4,819,568      13,166,492
    Turkiye Sinai Kalkinma Bankasi A.S.                          5,468,837       5,326,067
    Turkiye Sise ve Cam Fabrikalari A.S.                         3,026,749       4,441,319
#   Turkiye Vakiflar Bankasi Tao                                 3,721,690       8,905,047
#   Ulker Biskuvi Sanayi A.S.                                      348,894       2,661,438
*   Uzel Makina Sanayii A.S.                                        63,028              --
#*  Vestel Beyaz Esya Sanayi ve Ticaret A.S.                       402,919         598,455
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                     1,147,392       1,174,826
*   Yapi Kredi Sigorta A.S.                                         80,003         753,394
#   Yapi ve Kredi Bankasi A.S.                                   2,660,478       6,140,709
#*  Zorlu Enerji Elektrik Uretim A.S.                            1,270,253         838,413
                                                                           ---------------
TOTAL TURKEY                                                                   298,790,261
                                                                           ---------------
UNITED STATES -- (0.0%)
    Bizlink Holding, Inc.                                           28,000         126,755
                                                                           ---------------
TOTAL COMMON STOCKS                                                         12,626,853,880
                                                                           ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
PREFERRED STOCKS -- (1.9%)
BRAZIL -- (1.8%)
    AES Tiete SA                                                   413,306 $  4,050,726
    Alpargatas SA                                                  508,200    3,502,233
    Banco ABC Brasil SA                                            504,706    3,105,738
    Banco Bradesco SA                                            1,955,373   28,170,931
    Banco Daycoval SA                                              118,494      471,434
    Banco do Estado do Rio Grande do Sul SA Class B                951,320    6,852,865
    Banco Industrial e Comercial SA                                306,755    1,026,974
*   Banco Panamericano SA                                          580,500    1,370,989
    Banco Pine SA                                                  114,800      538,959
    Banco Sofisa SA                                                 85,800      105,758
*   Battistella Adm Participacoes SA                                22,700       10,023
*   Bombril SA                                                       5,400       15,008
*   Braskem SA Class A                                             185,000    1,634,515
    Centrais Eletricas Brasileiras SA Class B                      795,800    4,127,249
*   Centrais Eletricas de Santa Catarina SA                         60,363      480,752
    Cia Brasileira de Distribuicao Grupo Pao de Acucar             156,820    7,790,830
    Cia de Bebidas das Americas                                    236,544    8,800,343
    Cia de Gas de Sao Paulo Class A                                107,995    2,860,253
    Cia de Saneamento do Parana                                     96,300      296,583
*   Cia de Transmissao de Energia Eletrica Paulista                168,100    2,397,931
    Cia Energetica de Minas Gerais                                 514,211    4,574,692
    Cia Energetica de Sao Paulo Class B                            774,714    8,087,600
    Cia Energetica do Ceara Class A                                129,325    2,277,415
    Cia Ferro Ligas da Bahia--Ferbasa                              188,982    1,155,034
    Cia Paranaense de Energia                                      164,260    2,296,383
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA         636,586    2,832,086
*   Empresa Metropolitana de Aguas e Energia SA                      6,100       15,609
    Eucatex SA Industria e Comercio                                 79,759      239,160
    Forjas Taurus SA                                               389,623      375,232
    Fras-Le Middle East Class A                                      4,800       11,841
    Gerdau SA                                                      706,915    5,578,345
*   Gol Linhas Aereas Inteligentes SA                              390,766    1,969,660
*   Inepar SA Industria e Construcoes                              215,950      107,723
    Itau Unibanco Holding SA                                     2,951,785   45,672,482
    Klabin SA                                                    2,273,433   12,089,436
    Lojas Americanas SA                                          1,167,728    8,679,786
    Marcopolo SA                                                 1,717,918    4,428,798
    Oi SA                                                          226,779      379,187
    Parana Banco SA                                                 45,100      287,150
    Petroleo Brasileiro SA                                       2,057,872   18,658,969
    Randon Participacoes SA                                      1,171,756    6,645,429
    Saraiva SA Livreiros Editores                                  147,064    1,866,898
    Suzano Papel e Celulose SA Class A                           1,857,899    7,503,893
    Telefonica Brasil SA                                           225,198    4,947,094
    Unipar Participacoes SA Class B                              1,538,997      328,575
*   Usinas Siderurgicas de Minas Gerais SA Class A               2,420,058   12,790,670
    Vale SA                                                      1,584,928   23,198,879
    Whirlpool SA                                                    36,486       71,352
                                                                           ------------
TOTAL BRAZIL                                                                254,679,472
                                                                           ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                       676 $      1,707
    Embotelladora Andina SA                                        139,928      594,413
    Embotelladora Andina SA Class B                                212,801    1,197,654
    Sociedad Quimica y Minera de Chile SA Class B                   11,313      317,685
                                                                           ------------
TOTAL CHILE                                                                   2,111,459
                                                                           ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                            239,032      536,207
    Banco Davivienda SA                                            374,893    4,917,084
    Grupo Aval Acciones y Valores                                2,403,990    1,670,540
    Grupo de Inversiones Suramericana SA                            59,885    1,189,884
                                                                           ------------
TOTAL COLOMBIA                                                                8,313,715
                                                                           ------------
TOTAL PREFERRED STOCKS                                                      265,104,646
                                                                           ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia de Saneamento do Parana Rights 11/19/13                     14,544           --
*   LLX Logistica SA Rights 11/12/13                               676,438        6,039
*   Refinaria de Petroleos de Manguinhos SA Rights 01/02/14        188,676        5,896
                                                                           ------------
TOTAL BRAZIL                                                                     11,935
                                                                           ------------
CHILE -- (0.0%)
*   Salfacorp SA Rights 11/08/13                                    53,082           31
                                                                           ------------
MALAYSIA -- (0.0%)
*   Malaysian Resources Corp. Bhd Warrants 09/16/18              2,159,439      174,504
                                                                           ------------
POLAND -- (0.0%)
*   Polimex-Mostostal SA Rights                                  2,510,058           --
                                                                           ------------
SOUTH KOREA -- (0.0%)
*   Hanwha General Insurance Co., Ltd. Rights 11/08/13              55,678       15,747
*   Hyundai Merchant Marine Co., Ltd. Rights 11/05/13               16,155           --
                                                                           ------------
TOTAL SOUTH KOREA                                                                15,747
                                                                           ------------
THAILAND -- (0.0%)
*   G J Steel PCL Rights 02/07/20                                5,733,585       36,842
                                                                           ------------
TOTAL RIGHTS/WARRANTS                                                           239,059
                                                                           ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)         VALUE+
                                                                   ------------ ---------------
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@  DFA Short Term Investment Fund                                118,582,541   1,372,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $12,370,390 FNMA, rates
        ranging from 2.500% to 4.500%, maturities ranging from
        04/01/27 to 10/01/43, valued at $11,186,777) to be
        repurchased at $10,967,465                                 $     10,967      10,967,428
                                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL                                               1,382,967,428
                                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $13,051,760,683)                            $14,275,165,013
                                                                                ===============

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                     Shares       Value+
                                                   ---------- --------------
COMMON STOCKS -- (95.9%)

Consumer Discretionary -- (12.1%)
#   Autoliv, Inc.                                      27,263 $    2,432,677
    Best Buy Co., Inc.                                 18,980        812,344
    Carnival Corp.                                  2,385,423     82,654,907
    CBS Corp. Class A                                   7,236        427,720
    Comcast Corp. Class A                          10,008,890    476,222,986
    Comcast Corp. Special Class A                   3,819,364    176,836,553
    Dillard's, Inc. Class A                           112,692      9,238,490
#   DR Horton, Inc.                                   379,593      7,193,287
#   GameStop Corp. Class A                            598,147     32,790,419
*   General Motors Co.                              3,555,515    131,376,279
#*  Hyatt Hotels Corp. Class A                         26,622      1,267,207
#   Kohl's Corp.                                      365,799     20,777,383
    Lear Corp.                                         57,952      4,484,905
#   Lennar Corp. Class A                              203,031      7,217,752
#   Lennar Corp. Class B                                4,312        127,075
*   Liberty Interactive Corp. Class A               2,586,058     69,720,124
*   Liberty Media Corp. Class A                        70,372     10,760,583
*   Liberty Ventures Series A                         122,067     13,106,334
#*  MGM Resorts International                       2,389,018     45,486,903
*   Mohawk Industries, Inc.                           365,371     48,382,428
*   Murphy USA, Inc.                                   60,913      2,471,850
*   News Corp. Class A                                155,956      2,744,826
*   News Corp. Class B                                 31,823        570,586
#*  Penn National Gaming, Inc.                        286,620     16,770,136
    PVH Corp.                                          26,577      3,310,697
    Royal Caribbean Cruises, Ltd.                   1,043,290     43,859,912
#*  Sears Holdings Corp.                              530,407     30,806,039
    Service Corp. International/US                    219,283      3,949,287
#   Staples, Inc.                                   1,418,648     22,868,606
    Time Warner Cable, Inc.                         1,876,119    225,415,698
    Time Warner, Inc.                               4,974,348    341,936,681
*   Toll Brothers, Inc.                               329,804     10,843,955
#   Washington Post Co. (The) Class B                  32,261     20,754,146
                                                              --------------
Total Consumer Discretionary                                   1,867,618,775
                                                              --------------
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co.                      3,189,248    130,440,243
    Beam, Inc.                                         61,513      4,139,825
#   Bunge, Ltd.                                       553,069     45,423,557
*   Constellation Brands, Inc. Class A                470,339     30,713,137
    CVS Caremark Corp.                              7,147,441    444,999,677
    JM Smucker Co. (The)                              539,640     60,013,364
    Molson Coors Brewing Co. Class B                  763,563     41,232,402
    Mondelez International, Inc. Class A            9,025,752    303,626,297
#   Safeway, Inc.                                     196,076      6,843,052
#   Tyson Foods, Inc. Class A                       1,426,374     39,467,769
                                                              --------------
Total Consumer Staples                                         1,106,899,323
                                                              --------------
Energy -- (19.9%)
    Anadarko Petroleum Corp.                        2,511,077    239,280,527

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     Shares       Value+
                                                   ---------- --------------
Energy -- (Continued)
    Apache Corp.                                    1,526,796 $  135,579,485
#*  Atwood Oceanics, Inc.                               4,143        220,118
    Baker Hughes, Inc.                              1,673,042     97,187,010
#   Chesapeake Energy Corp.                         3,251,150     90,902,154
    Chevron Corp.                                   4,348,879    521,691,525
    Cimarex Energy Co.                                 44,015      4,636,980
    ConocoPhillips                                  6,993,622    512,632,493
#*  Denbury Resources, Inc.                         1,418,579     26,938,815
    Devon Energy Corp.                              1,479,247     93,517,995
#   Helmerich & Payne, Inc.                           515,834     40,002,927
    Hess Corp.                                      1,606,476    130,445,851
    HollyFrontier Corp.                               271,670     12,513,120
    Marathon Oil Corp.                              3,640,872    128,377,147
    Marathon Petroleum Corp.                        1,791,952    128,411,280
    Murphy Oil Corp.                                  728,510     43,943,723
    Nabors Industries, Ltd.                         1,355,841     23,700,101
    National Oilwell Varco, Inc.                    1,816,355    147,451,699
*   Newfield Exploration Co.                           17,702        539,026
    Noble Corp.                                       660,905     24,916,118
    Occidental Petroleum Corp.                      1,521,584    146,193,791
#   Patterson-UTI Energy, Inc.                        732,485     17,770,086
#   Peabody Energy Corp.                               99,715      1,942,448
    Phillips 66                                     2,926,797    188,573,531
    Pioneer Natural Resources Co.                     103,767     21,249,406
    QEP Resources, Inc.                               436,302     14,424,144
*   Rowan Cos. P.L.C. Class A                         595,894     21,499,856
*   Superior Energy Services, Inc.                     56,288      1,510,207
    Tesoro Corp.                                      605,336     29,594,877
    Tidewater, Inc.                                   227,025     13,671,446
#   Transocean, Ltd.                                1,280,391     60,268,004
    Valero Energy Corp.                             2,806,975    115,563,161
#*  Weatherford International, Ltd.                 1,408,739     23,159,669
*   Whiting Petroleum Corp.                           151,243     10,116,644
*   WPX Energy, Inc.                                   32,758        725,262
                                                              --------------
Total Energy                                                   3,069,150,626
                                                              --------------
Financials -- (23.9%)
*   Alleghany Corp.                                       666        270,010
    Allied World Assurance Co. Holdings AG            188,355     20,396,963
*   American Capital, Ltd.                            802,500     11,243,025
    American Financial Group, Inc.                    491,543     27,654,209
    American International Group, Inc.              8,251,823    426,206,658
    American National Insurance Co.                    70,315      7,106,737
    Assurant, Inc.                                    396,269     23,173,811
    Assured Guaranty, Ltd.                             29,746        609,793
    Axis Capital Holdings, Ltd.                       613,817     29,107,202
    Bank of America Corp.                          39,239,978    547,790,093
    Bank of New York Mellon Corp. (The)             3,633,937    115,559,197
    Capital One Financial Corp.                     1,875,702    128,804,456
    Citigroup, Inc.                                10,998,186    536,491,513
    CME Group, Inc.                                 1,618,207    120,087,142
    CNA Financial Corp.                               533,469     21,653,507

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                    Shares       Value+
                                                   --------- --------------
Financials -- (Continued)
*   E*TRADE Financial Corp.                           76,389 $    1,291,738
    Everest Re Group, Ltd.                           167,110     25,691,492
    First Niagara Financial Group, Inc.               53,740        592,752
*   Genworth Financial, Inc. Class A               2,390,330     34,731,495
    Goldman Sachs Group, Inc. (The)                  207,016     33,300,594
    Hartford Financial Services Group, Inc.        2,129,813     71,774,698
    Hudson City Bancorp, Inc.                         71,664        643,543
    JPMorgan Chase & Co.                           5,379,341    277,251,235
    KeyCorp                                        1,914,825     23,992,757
#   Legg Mason, Inc.                                 659,937     25,387,776
    Leucadia National Corp.                           99,168      2,810,421
    Lincoln National Corp.                         1,442,787     65,516,958
    Loews Corp.                                    2,050,343     99,052,070
    MetLife, Inc.                                  5,110,004    241,754,289
    Morgan Stanley                                 7,883,626    226,496,575
#   NASDAQ OMX Group, Inc. (The)                     815,514     28,893,661
    Old Republic International Corp.               1,047,684     17,590,614
    PartnerRe, Ltd.                                  193,939     19,434,627
#   People's United Financial, Inc.                  138,880      2,004,038
#   Principal Financial Group, Inc.                   94,439      4,482,075
    Prudential Financial, Inc.                     2,327,738    189,454,596
    Regions Financial Corp.                        5,807,266     55,923,972
    Reinsurance Group of America, Inc.               363,743     25,891,227
    SunTrust Banks, Inc.                           2,631,702     88,530,455
    Unum Group                                     1,374,339     43,621,520
    Validus Holdings, Ltd.                           162,943      6,432,990
    XL Group P.L.C.                                1,435,288     43,876,754
#   Zions BanCorp.                                   777,171     22,048,341
                                                             --------------
Total Financials                                              3,694,627,579
                                                             --------------
Health Care -- (7.7%)
    Aetna, Inc.                                    2,027,401    127,118,043
*   Bio-Rad Laboratories, Inc. Class A                 1,222        150,941
*   Boston Scientific Corp.                        6,689,559     78,200,945
*   CareFusion Corp.                                 917,825     35,584,075
    Cigna Corp.                                      335,579     25,832,871
    Community Health Systems, Inc.                    12,853        560,776
*   Express Scripts Holding Co.                    2,283,090    142,738,787
*   Forest Laboratories, Inc.                        437,448     20,573,180
#*  Hologic, Inc.                                  1,229,548     27,529,580
    Humana, Inc.                                     699,478     64,456,898
    Omnicare, Inc.                                   574,710     31,695,257
    PerkinElmer, Inc.                                125,473      4,772,993
    Pfizer, Inc.                                   7,744,869    237,612,581
#   Teleflex, Inc.                                    91,713      8,454,104
    Thermo Fisher Scientific, Inc.                 1,932,026    188,913,502
    UnitedHealth Group, Inc.                         475,396     32,450,531
    WellPoint, Inc.                                1,824,634    154,728,963
                                                             --------------
Total Health Care                                             1,181,374,027
                                                             --------------
Industrials -- (11.7%)
#   ADT Corp. (The)                                  686,732     29,783,567

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     Shares       Value+
                                                   ---------- --------------
Industrials -- (Continued)
*   AECOM Technology Corp.                              9,284 $      295,046
    AGCO Corp.                                        253,578     14,803,884
#*  CNH Industrial NV                                  25,391        297,836
    CSX Corp.                                       5,687,103    148,205,904
    Eaton Corp. P.L.C.                              1,993,999    140,696,569
#*  Engility Holdings, Inc.                            52,752      1,633,729
    FedEx Corp.                                       759,707     99,521,617
    Fortune Brands Home & Security, Inc.              264,578     11,398,020
    General Electric Co.                           17,056,602    445,859,576
*   Genesee & Wyoming, Inc. Class A                       300         29,952
*   Hertz Global Holdings, Inc.                     1,017,021     23,350,802
*   Jacobs Engineering Group, Inc.                    103,271      6,280,942
#   KBR, Inc.                                          49,346      1,704,411
#   Kennametal, Inc.                                   20,362        936,652
    L-3 Communications Holdings, Inc.                 407,736     40,957,081
    Manpowergroup, Inc.                                17,135      1,338,243
    Norfolk Southern Corp.                          1,681,939    144,680,393
    Northrop Grumman Corp.                          1,364,645    146,712,984
*   Owens Corning                                     579,048     20,805,195
    Pentair, Ltd.                                     496,227     33,291,869
*   Quanta Services, Inc.                             554,686     16,757,064
    Regal-Beloit Corp.                                  6,550        480,312
    Republic Services, Inc.                         1,137,001     38,055,423
    Southwest Airlines Co.                          3,905,821     67,258,238
    SPX Corp.                                          22,870      2,074,538
    Stanley Black & Decker, Inc.                      574,963     45,473,824
    Trinity Industries, Inc.                           16,136        816,966
    Triumph Group, Inc.                                82,311      5,897,583
    Union Pacific Corp.                             1,891,022    286,300,731
#*  United Rentals, Inc.                               73,167      4,725,857
    URS Corp.                                         378,541     20,524,493
#*  WESCO International, Inc.                           7,079        604,971
                                                              --------------
Total Industrials                                              1,801,554,272
                                                              --------------
Information Technology -- (5.6%)
    Activision Blizzard, Inc.                       2,620,144     43,599,196
*   Arrow Electronics, Inc.                           568,882     27,317,714
    Avnet, Inc.                                       711,662     28,252,981
    Computer Sciences Corp.                           382,606     18,847,172
    Corning, Inc.                                   5,599,861     95,701,624
    Fidelity National Information Services, Inc.    1,328,465     64,762,669
#*  First Solar, Inc.                                  23,146      1,163,549
    Hewlett-Packard Co.                             9,295,748    226,537,379
*   Ingram Micro, Inc. Class A                        741,670     17,184,494
    Jabil Circuit, Inc.                                21,310        444,527
*   Juniper Networks, Inc.                            731,008     13,625,989
*   Lam Research Corp.                                152,965      8,295,292
#   Leidos Holdings, Inc.                              43,539      2,050,228
    Marvell Technology Group, Ltd.                    161,815      1,941,780
#*  Micron Technology, Inc.                         3,654,213     64,606,486
    Molex, Inc.                                        12,162        469,453
    Molex, Inc. Class A                                 1,663         64,025

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                     Shares        Value+
                                                   ----------- ---------------
Information Technology -- (Continued)
#   NVIDIA Corp.                                       427,944 $     6,496,190
    SanDisk Corp.                                        4,626         321,507
#   Science Applications International Corp.            20,933         737,888
    Western Digital Corp.                              902,209      62,820,813
    Xerox Corp.                                      5,553,084      55,197,655
*   Yahoo!, Inc.                                     3,936,872     129,641,195
                                                               ---------------
Total Information Technology                                       870,079,806
                                                               ---------------
Materials -- (3.1%)
#   Alcoa, Inc.                                      5,212,834      48,322,971
    Ashland, Inc.                                      376,837      34,876,264
    Freeport-McMoRan Copper & Gold, Inc.             3,340,516     122,797,368
    International Paper Co.                          2,043,676      91,168,386
    MeadWestvaco Corp.                                 848,260      29,561,861
    Mosaic Co. (The)                                   407,332      18,676,172
    Newmont Mining Corp.                               381,443      10,398,136
#   Nucor Corp.                                        710,746      36,795,321
    Reliance Steel & Aluminum Co.                      363,907      26,670,744
    Rock Tenn Co. Class A                              104,397      11,171,523
    Sealed Air Corp.                                   244,806       7,388,245
    Steel Dynamics, Inc.                               893,527      16,056,680
#   Vulcan Materials Co.                               576,439      30,868,309
    Westlake Chemical Corp.                              1,021         109,676
                                                               ---------------
Total Materials                                                    484,861,656
                                                               ---------------
Telecommunication Services -- (4.4%)
    AT&T, Inc.                                      14,518,387     525,565,609
#   CenturyLink, Inc.                                2,353,137      79,677,219
#   Frontier Communications Corp.                    1,836,528       8,099,088
#*  Sprint Corp.                                     3,652,160      24,579,037
    T-Mobile US, Inc.                                  726,568      20,147,731
    Telephone & Data Systems, Inc.                     216,662       6,755,521
#   United States Cellular Corp.                       261,250      12,644,500
#   Windstream Holdings, Inc.                           90,929         777,443
                                                               ---------------
Total Telecommunication Services                                   678,246,148
                                                               ---------------
Utilities -- (0.3%)
    NRG Energy, Inc.                                 1,633,752      46,610,945
    UGI Corp.                                           22,730         940,340
                                                               ---------------
Total Utilities                                                     47,551,285
                                                               ---------------
TOTAL COMMON STOCKS                                             14,801,963,497
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    State Street Institutional Liquid Reserves,
      0.073%                                       110,063,812     110,063,812
                                                               ---------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                Shares/
                                                                                                 Face
                                                                                                Amount
                                                                                                 (000)        Value+
                                                                                               ---------- ---------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@ DFA Short Term Investment Fund                                                            45,096,723 $   521,769,090
                                                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,087,346,593)                                                      $15,433,796,399
                                                                                                          ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                    Shares     Value++
                                                   --------- ------------
COMMON STOCKS -- (92.1%)

AUSTRALIA -- (4.6%)
*   Alumina, Ltd.                                  4,595,906 $  4,468,458
#*  Alumina, Ltd. Sponsored ADR                      172,484      669,238
    Asciano, Ltd.                                  2,517,032   13,823,151
#   Bank of Queensland, Ltd.                         683,233    7,793,936
    Bendigo and Adelaide Bank, Ltd.                  975,485   10,042,414
*   BlueScope Steel, Ltd.                            855,334    4,034,507
#   Boral, Ltd.                                    1,866,266    8,708,191
    Caltex Australia, Ltd.                            18,966      331,395
    Downer EDI, Ltd.                                 337,397    1,567,544
    Echo Entertainment Group, Ltd.                 1,832,302    4,598,756
    GrainCorp, Ltd. Class A                          367,914    4,289,587
#   Harvey Norman Holdings, Ltd.                   1,068,950    3,289,338
    Incitec Pivot, Ltd.                            4,346,760   10,936,119
#   Leighton Holdings, Ltd.                           88,621    1,501,311
    Lend Lease Group                                 869,454    9,376,079
    Macquarie Group, Ltd.                            735,198   35,362,719
#   Metcash, Ltd.                                    287,685      910,413
    National Australia Bank, Ltd.                    178,885    5,978,487
#   New Hope Corp., Ltd.                              69,375      247,575
#   Newcrest Mining, Ltd.                          1,061,347   10,291,542
    Origin Energy, Ltd.                            2,782,880   38,471,819
#   OZ Minerals, Ltd.                                498,564    1,699,375
#   Primary Health Care, Ltd.                        601,739    2,807,367
#*  Qantas Airways, Ltd.                           3,249,999    3,820,906
    QBE Insurance Group, Ltd.                        352,524    4,936,845
    Rio Tinto, Ltd.                                  120,548    7,253,637
    Santos, Ltd.                                   2,748,054   39,330,197
#   Seven Group Holdings, Ltd.                       361,999    2,851,358
    Seven West Media, Ltd.                            46,084      109,800
#*  Sims Metal Management, Ltd.                      209,772    1,987,012
#   Sims Metal Management, Ltd. Sponsored ADR        124,013    1,171,923
    Suncorp Group, Ltd.                            3,736,013   47,108,867
    Tabcorp Holdings, Ltd.                         1,777,555    6,045,951
    Tatts Group, Ltd.                              3,649,013   10,834,947
#   Toll Holdings, Ltd.                            1,715,759    9,347,131
    Treasury Wine Estates, Ltd.                    1,372,955    6,097,343
    Washington H Soul Pattinson & Co., Ltd.           87,756    1,249,844
    Wesfarmers, Ltd.                               2,755,622  111,820,231
    Woodside Petroleum, Ltd.                          90,785    3,328,170
                                                             ------------
TOTAL AUSTRALIA                                               438,493,483
                                                             ------------
AUSTRIA -- (0.2%)
    Erste Group Bank AG                              372,952   13,094,264
    OMV AG                                            28,060    1,338,536
#   Raiffeisen Bank International AG                  57,158    2,096,553
                                                             ------------
TOTAL AUSTRIA                                                  16,529,353
                                                             ------------
BELGIUM -- (1.2%)
    Ageas                                            508,017   21,587,807
    Belgacom SA                                       93,033    2,545,527

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
BELGIUM -- (Continued)
    D'ieteren SA                                       1,857 $     87,509
#   Delhaize Group SA                                235,124   15,016,064
#   Delhaize Group SA Sponsored ADR                   52,900    3,382,426
    KBC Groep NV                                     421,447   22,961,052
#   Solvay SA                                        180,191   28,175,202
#   UCB SA                                           292,847   19,223,013
                                                             ------------
TOTAL BELGIUM                                                 112,978,600
                                                             ------------
CANADA -- (8.8%)
    Barrick Gold Corp.                             1,551,822   30,089,829
#   Bell Aliant, Inc.                                 62,911    1,593,516
#*  BlackBerry, Ltd.(09228F103)                      477,288    3,775,348
#*  BlackBerry, Ltd.(BCBHZ31)                        435,600    3,438,343
    Bonavista Energy Corp.                            21,356      246,404
    Cameco Corp.(13321L108)                          112,600    2,139,400
    Cameco Corp.(2166160)                            506,586    9,615,247
    Canadian Natural Resources, Ltd.(136385101)      600,503   19,065,970
#   Canadian Natural Resources, Ltd.(2171573)      1,849,320   58,690,835
#   Canadian Tire Corp., Ltd. Class A                214,347   19,895,941
#   Crescent Point Energy Corp.                      260,862   10,130,247
#   Eldorado Gold Corp.(284902103)                   109,318      737,896
    Eldorado Gold Corp.(2307873)                     175,726    1,184,821
    Empire Co., Ltd.                                  65,500    4,823,373
#   Enerplus Corp.                                   401,965    6,935,549
    Ensign Energy Services, Inc.                     452,198    7,728,546
    Fairfax Financial Holdings, Ltd.                  54,622   23,836,388
#   First Quantum Minerals, Ltd.                     784,126   14,875,565
#   Genworth MI Canada, Inc.                          84,524    2,659,792
    George Weston, Ltd.                               36,010    2,933,573
    Goldcorp, Inc.(2676302)                        1,686,234   42,954,371
    Goldcorp, Inc.(380956409)                         23,874      607,116
#   Husky Energy, Inc.                               839,318   23,859,766
    IAMGOLD Corp.(450913108)                         573,940    2,927,094
    IAMGOLD Corp.(2446646)                           231,424    1,183,034
    Industrial Alliance Insurance & Financial
      Services, Inc.                                 168,485    7,556,091
    Kinross Gold Corp.                             2,678,826   13,617,012
#   Lightstream Resources, Ltd.                       62,701      402,912
#   Loblaw Cos., Ltd.                                221,495   10,131,009
#*  Lundin Mining Corp.                              737,610    3,324,958
#   Magna International, Inc.                        583,936   49,458,004
#   Manulife Financial Corp.                       4,587,163   81,259,196
*   MEG Energy Corp.                                  52,780    1,689,223
#*  New Gold, Inc.                                    25,030      146,918
#*  Osisko Mining Corp.                                6,000       29,291
#   Pacific Rubiales Energy Corp.                    203,837    4,216,913
    Pan American Silver Corp.(697900108)             118,576    1,258,091
    Pan American Silver Corp.(2669272)               131,923    1,401,915
#   Pengrowth Energy Corp.                           695,258    4,467,682
#   Penn West Petroleum, Ltd.                      1,034,275   11,546,503
#   Precision Drilling Corp.                         706,616    7,475,159
    Quebecor, Inc. Class B                             1,628       40,253
#   Sun Life Financial, Inc.                       1,446,869   48,735,471

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
CANADA -- (Continued)
    Suncor Energy, Inc.                            3,750,370 $136,288,802
#   Talisman Energy, Inc.                          2,444,889   30,483,438
    Teck Resources, Ltd. Class A                       4,115      118,400
#   Teck Resources, Ltd. Class B                   1,483,730   39,702,745
#   Thomson Reuters Corp.                          1,557,384   58,522,328
#   TransAlta Corp.                                  603,481    8,120,499
#   Trican Well Service, Ltd.                          6,065       85,218
#*  Turquoise Hill Resources, Ltd.(900435108)         63,691      306,991
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)          136,558      658,789
    West Fraser Timber Co., Ltd.                      29,672    2,719,755
    Westjet Airlines, Ltd.                             1,000       26,155
    Yamana Gold, Inc.                              1,425,140   14,133,168
                                                             ------------
TOTAL CANADA                                                  833,850,853
                                                             ------------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A                     900    8,126,880
    AP Moeller - Maersk A.S. Class B                   3,855   37,297,006
    Carlsberg A.S. Class B                           334,440   33,405,861
*   Danske Bank A.S.                               1,629,867   38,083,135
#   FLSmidth & Co. A.S.                               23,118    1,153,804
    GN Store Nord A.S.                                31,827      726,063
    H Lundbeck A.S.                                  135,698    2,913,643
    Rockwool International A.S. Class B                1,368      215,169
    TDC A.S.                                       1,238,546   11,187,922
#*  Vestas Wind Systems A.S.                         169,081    4,530,837
                                                             ------------
TOTAL DENMARK                                                 137,640,320
                                                             ------------
FINLAND -- (0.9%)
    Fortum Oyj                                       252,822    5,639,687
    Kesko Oyj Class A                                    662       22,790
#   Kesko Oyj Class B                                138,917    4,616,215
    Neste Oil Oyj                                    110,779    2,196,564
#*  Nokia Oyj                                      4,254,629   32,338,492
    Stora Enso Oyj Class R                         1,455,180   13,512,611
    Stora Enso Oyj Sponsored ADR                      91,500      849,120
    UPM-Kymmene Oyj                                1,403,467   22,283,181
    UPM-Kymmene Oyj Sponsored ADR                     69,300    1,101,870
                                                             ------------
TOTAL FINLAND                                                  82,560,530
                                                             ------------
FRANCE -- (9.7%)
    AXA SA                                         4,004,754   99,780,178
    AXA SA Sponsored ADR                             140,900    3,523,909
    BNP Paribas SA                                 1,975,744  145,756,834
    Bollore SA(4572709)                               22,197   12,104,448
*   Bollore SA(BDGTH22)                                   99       54,305
    Bouygues SA                                      305,569   11,922,330
    Cap Gemini SA                                    324,351   21,270,281
    Casino Guichard Perrachon SA                     142,758   16,046,690
*   CGG                                              304,853    6,700,640
*   CGG Sponsored ADR                                141,089    3,096,904
    Cie de St-Gobain                               1,078,023   56,585,484

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
FRANCE -- (Continued)
    Cie Generale des Etablissements Michelin         210,073 $ 21,889,167
    CNP Assurances                                   345,489    6,086,166
*   Credit Agricole SA                             2,838,495   34,128,764
    Eiffage SA                                        31,691    1,878,111
    Electricite de France SA                         498,285   17,438,928
#   Eramet                                             5,005      475,280
    GDF Suez                                       3,247,971   80,496,939
    Groupe Eurotunnel SA                             651,298    6,305,144
    Lafarge SA                                       505,082   34,848,326
    Lagardere SCA                                    221,491    8,046,602
    Natixis                                        2,034,211   10,939,169
    Orange                                         3,875,091   53,267,297
#*  Peugeot SA                                       124,117    1,632,756
    Renault SA                                       500,585   43,676,155
    Rexel SA                                         267,968    6,710,671
    SCOR SE                                           72,412    2,555,845
    Societe Generale SA                            1,823,515  103,009,458
    STMicroelectronics NV                          1,542,301   11,863,392
    Vallourec SA                                     119,253    7,098,133
    Vivendi SA                                     3,686,124   93,331,608
                                                             ------------
TOTAL FRANCE                                                  922,519,914
                                                             ------------
GERMANY -- (8.4%)
    Allianz SE                                       518,031   86,978,602
    Allianz SE ADR                                 2,811,910   47,324,445
    Bayerische Motoren Werke AG                      663,299   75,071,136
#   Celesio AG                                       108,168    3,362,933
*   Commerzbank AG                                 1,293,711   16,546,084
    Daimler AG                                     2,088,586  171,002,503
    Deutsche Bank AG(5750355)                      1,538,807   74,369,159
    Deutsche Bank AG(D18190898)                      511,964   24,738,100
*   Deutsche Lufthansa AG                            464,311    8,976,535
    Deutsche Telekom AG                            2,186,066   34,353,384
#   Deutsche Telekom AG Sponsored ADR              3,074,385   48,544,539
    E.ON SE                                        3,638,090   66,316,888
    Fraport AG Frankfurt Airport Services
      Worldwide                                       37,336    2,888,431
    HeidelbergCement AG                              243,824   19,198,613
    Hochtief AG                                        8,149      737,036
    Metro AG                                          30,139    1,413,097
    Muenchener Rueckversicherungs AG                 395,244   82,460,652
    RWE AG                                           439,804   16,203,292
    Volkswagen AG                                     62,518   15,288,518
#   Wacker Chemie AG                                   1,454      136,542
                                                             ------------
TOTAL GERMANY                                                 795,910,489
                                                             ------------
GREECE -- (0.0%)
    Hellenic Petroleum SA                            334,517    4,349,753
*   National Bank of Greece SA                        67,810      385,147
                                                             ------------
TOTAL GREECE                                                    4,734,900
                                                             ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
HONG KONG -- (2.1%)
    Cathay Pacific Airways, Ltd.                    2,051,000 $  4,063,024
    Cheung Kong Holdings, Ltd.                        750,000   11,732,109
*   FIH Mobile, Ltd.                                1,947,000    1,094,223
    Great Eagle Holdings, Ltd.                        794,324    2,833,659
    Hang Lung Group, Ltd.                              62,000      327,181
#   Henderson Land Development Co., Ltd.            3,725,616   22,021,520
    Hongkong & Shanghai Hotels (The)                1,903,131    2,994,965
    Hopewell Holdings, Ltd.                         1,244,169    4,198,037
    Hutchison Whampoa, Ltd.                         5,818,000   72,458,624
    Kerry Properties, Ltd.                            602,000    2,618,365
#   New World Development Co., Ltd.                 9,142,122   12,670,815
    NWS Holdings, Ltd.                                 60,000       94,005
#   Orient Overseas International, Ltd.               488,000    2,520,577
    Shangri-La Asia, Ltd.                             150,000      275,956
    Sino Land Co., Ltd.                             1,174,000    1,646,530
    Sun Hung Kai Properties, Ltd.                     676,000    8,837,305
    Wharf Holdings, Ltd.                            3,550,990   30,019,792
    Wheelock & Co., Ltd.                            3,482,000   17,814,626
                                                              ------------
TOTAL HONG KONG                                                198,221,313
                                                              ------------
IRELAND -- (0.1%)
*   Bank of Ireland                                 2,856,177    1,043,888
    CRH P.L.C.                                        297,758    7,245,511
    CRH P.L.C. Sponsored ADR                          215,216    5,268,488
                                                              ------------
TOTAL IRELAND                                                   13,557,887
                                                              ------------
ISRAEL -- (0.3%)
    Bank Hapoalim BM                                2,967,547   15,886,697
*   Bank Leumi Le-Israel BM                         2,954,599   11,246,549
#*  Israel Discount Bank, Ltd. Class A                381,656      761,615
    Mizrahi Tefahot Bank, Ltd.                         14,857      174,152
                                                              ------------
TOTAL ISRAEL                                                    28,069,013
                                                              ------------
ITALY -- (1.5%)
#*  Banca Monte dei Paschi di Siena SpA            12,934,984    4,078,092
*   Banco Popolare                                  2,933,385    5,827,428
#*  Finmeccanica SpA                                  995,867    7,297,728
    Intesa Sanpaolo SpA                             9,982,247   24,764,684
    Telecom Italia SpA                              5,476,933    5,343,005
#   Telecom Italia SpA Sponsored ADR                1,874,500   18,295,120
    UniCredit SpA                                   8,189,815   61,477,549
    Unione di Banche Italiane SCPA                  1,854,721   12,818,782
                                                              ------------
TOTAL ITALY                                                    139,902,388
                                                              ------------
JAPAN -- (17.7%)
    77 Bank, Ltd. (The)                               737,372    3,646,943
#   Aeon Co., Ltd.                                  1,886,800   25,748,056
    Aisin Seiki Co., Ltd.                             131,900    5,358,358
    Alfresa Holdings Corp.                             89,400    4,886,268
#   Amada Co., Ltd.                                   821,000    7,062,711
    Aoyama Trading Co., Ltd.                           20,400      520,152

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
JAPAN -- (Continued)
    Asahi Glass Co., Ltd.                          2,324,000 $14,353,086
    Asahi Kasei Corp.                              2,847,000  21,667,377
    Asatsu-DK, Inc.                                   32,500     893,159
    Autobacs Seven Co., Ltd.                         214,800   3,131,886
    Awa Bank, Ltd. (The)                              65,600     342,593
    Azbil Corp.                                       23,600     568,633
    Bank of Kyoto, Ltd. (The)                        709,400   6,250,736
    Bank of Yokohama, Ltd. (The)                   1,939,000  10,692,173
    Brother Industries, Ltd.                         147,900   1,680,484
    Canon Marketing Japan, Inc.                      124,900   1,673,261
    Chiba Bank, Ltd. (The)                         1,189,000   8,476,227
    Chugoku Bank, Ltd. (The)                         391,800   5,632,708
    Citizen Holdings Co., Ltd.                       601,600   4,292,188
    Coca-Cola West Co., Ltd.                         121,107   2,456,415
#   COMSYS Holdings Corp.                            207,400   2,879,471
#*  Cosmo Oil Co., Ltd.                            1,287,364   2,266,802
#   Dai Nippon Printing Co., Ltd.                  1,815,000  19,068,327
    Dai-ichi Life Insurance Co., Ltd. (The)          333,800   4,765,262
#   Daicel Corp.                                     552,000   4,652,686
#   Daido Steel Co., Ltd.                            594,000   3,415,723
    Denki Kagaku Kogyo KK                            664,000   2,784,642
    Ebara Corp.                                      413,000   2,220,423
    Fuji Media Holdings, Inc.                        112,800   2,248,708
    FUJIFILM Holdings Corp.                        1,327,000  32,463,391
*   Fujitsu, Ltd.                                  3,968,000  17,047,336
    Fukuoka Financial Group, Inc.                  1,800,000   8,118,818
#   Fukuyama Transporting Co., Ltd.                   85,000     543,302
#   Furukawa Electric Co., Ltd.                      633,000   1,467,153
    Glory, Ltd.                                      119,600   2,965,708
    Gunma Bank, Ltd. (The)                           921,397   5,331,353
#   H2O Retailing Corp.                              269,000   2,285,843
    Hachijuni Bank, Ltd. (The)                       993,231   6,135,772
    Hakuhodo DY Holdings, Inc.                       452,000   3,495,843
    Hankyu Hanshin Holdings, Inc.                    849,000   4,761,907
    Higo Bank, Ltd. (The)                            282,000   1,605,302
    Hiroshima Bank, Ltd. (The)                       624,000   2,655,690
    Hitachi Capital Corp.                             47,000   1,264,078
    Hitachi Chemical Co., Ltd.                       149,400   2,292,061
    Hitachi Construction Machinery Co., Ltd.          87,600   1,855,240
    Hitachi High-Technologies Corp.                  139,900   3,217,692
#   Hitachi Transport System, Ltd.                    94,400   1,496,900
    Hokuhoku Financial Group, Inc.                 2,620,000   5,402,312
    House Foods Group, Inc.                          148,300   2,349,019
#   Ibiden Co., Ltd.                                 246,500   4,273,194
    Idemitsu Kosan Co., Ltd.                          52,124   4,363,471
#   Inpex Corp.                                    1,335,200  15,424,189
    Isetan Mitsukoshi Holdings, Ltd.                 884,200  13,400,224
    ITOCHU Corp.                                   2,941,000  35,363,001
    Iyo Bank, Ltd. (The)                             551,000   5,753,374
    J Front Retailing Co., Ltd.                    1,166,000   9,073,100
    JFE Holdings, Inc.                             1,235,400  28,086,421
#   Joyo Bank, Ltd. (The)                          1,376,000   7,147,142

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
JAPAN -- (Continued)
    JTEKT Corp.                                       478,300 $  6,140,546
    JX Holdings, Inc.                               6,192,133   30,618,036
#   K's Holdings Corp.                                 41,100    1,206,813
    Kagoshima Bank, Ltd. (The)                        358,143    2,410,776
    Kajima Corp.                                    1,900,000    8,064,175
    Kamigumi Co., Ltd.                                540,000    4,697,115
#   Kaneka Corp.                                      653,542    4,147,074
    Kawasaki Kisen Kaisha, Ltd.                     1,904,000    4,364,781
    Keiyo Bank, Ltd. (The)                            418,000    2,128,760
    Kewpie Corp.                                       47,400      713,179
#   Kinden Corp.                                      207,000    2,273,434
*   Kobe Steel, Ltd.                                5,553,000    9,808,652
#   Konica Minolta, Inc.                            1,026,500    8,500,392
#   Kuraray Co., Ltd.                                 241,900    2,840,228
#   Kurita Water Industries, Ltd.                      13,500      294,624
    Kyocera Corp.                                     818,800   42,520,723
#   Kyocera Corp. Sponsored ADR                        27,200    1,440,240
    Kyowa Hakko Kirin Co., Ltd.                       571,000    6,306,678
    Lintec Corp.                                        5,100      105,777
#   LIXIL Group Corp.                                 371,200    8,713,055
    Mabuchi Motor Co., Ltd.                            20,400    1,084,636
    Maeda Road Construction Co., Ltd.                  36,000      640,114
#   Marubeni Corp.                                  3,990,000   31,239,486
#   Marui Group Co., Ltd.                             542,642    5,194,536
#   Maruichi Steel Tube, Ltd.                          74,700    1,824,167
    Matsumotokiyoshi Holdings Co., Ltd.                 5,000      168,712
#   Medipal Holdings Corp.                            339,800    4,581,830
    MEIJI Holdings Co., Ltd.                          135,895    7,596,752
    Mitsubishi Chemical Holdings Corp.              3,885,000   18,186,642
    Mitsubishi Corp.                                3,482,500   70,454,645
    Mitsubishi Gas Chemical Co., Inc.                 948,000    7,747,627
    Mitsubishi Heavy Industries, Ltd.                   2,000       12,711
#   Mitsubishi Logistics Corp.                        220,000    3,057,325
    Mitsubishi Materials Corp.                      2,533,000    9,910,148
    Mitsubishi Tanabe Pharma Corp.                    465,600    6,566,687
    Mitsubishi UFJ Financial Group, Inc.           24,653,206  156,998,104
#   Mitsubishi UFJ Financial Group, Inc. ADR        4,781,372   30,600,781
    Mitsui & Co., Ltd.                              4,220,700   60,296,595
#   Mitsui & Co., Ltd. Sponsored ADR                   11,723    3,352,778
#   Mitsui Chemicals, Inc.                          1,861,800    4,949,235
    Mitsui Engineering & Shipbuilding Co., Ltd.       620,000    1,217,046
    Mitsui Mining & Smelting Co., Ltd.                 69,030      175,971
    Mitsui OSK Lines, Ltd.                          2,265,000    9,587,358
    Mizuho Financial Group, Inc.                   10,127,200   21,257,621
#   Mizuho Financial Group, Inc. ADR                  205,757      864,179
    MS&AD Insurance Group Holdings                    806,853   20,863,085
    Nagase & Co., Ltd.                                235,889    2,938,398
    Nanto Bank, Ltd. (The)                            319,000    1,263,057
    NEC Corp.                                       6,055,101   13,600,869
    Nippo Corp.                                       117,000    2,195,032
#   Nippon Electric Glass Co., Ltd.                   864,000    4,444,189
    Nippon Express Co., Ltd.                        1,952,238    9,803,255

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
JAPAN -- (Continued)
    Nippon Meat Packers, Inc.                         429,536 $ 6,288,951
#   Nippon Paper Industries Co., Ltd.                 231,700   3,691,904
#   Nippon Shokubai Co., Ltd.                         266,000   3,263,153
    Nippon Steel & Sumitomo Metal Corp.            18,537,940  61,185,438
    Nippon Television Holdings, Inc.                  123,700   2,266,015
#   Nippon Yusen KK                                 3,731,000  11,400,053
#   Nishi-Nippon City Bank, Ltd. (The)              1,412,569   3,816,419
    Nissan Motor Co., Ltd.                          1,309,900  13,153,043
    Nissan Shatai Co., Ltd.                            72,000   1,241,356
#   Nisshin Seifun Group, Inc.                        464,199   5,032,577
    Nisshin Steel Holdings Co., Ltd.                  143,100   1,908,086
    Nisshinbo Holdings, Inc.                          305,000   2,693,840
#   NKSJ Holdings, Inc.                               190,100   4,920,771
#   NOK Corp.                                         171,020   2,643,679
#*  NTN Corp.                                         920,000   4,422,299
    NTT DOCOMO, Inc.                                3,091,700  49,049,894
    NTT DOCOMO, Inc. Sponsored ADR                      6,118      97,093
    Obayashi Corp.                                  1,650,682  10,576,107
#   Oji Holdings Corp.                              1,997,000   9,126,346
    Onward Holdings Co., Ltd.                         278,000   2,300,944
    Pola Orbis Holdings, Inc.                          49,300   1,670,371
    Rengo Co., Ltd.                                   421,000   2,251,700
    Resona Holdings, Inc.                             601,300   3,127,800
    Ricoh Co., Ltd.                                 1,875,000  19,801,509
    Rohm Co., Ltd.                                    233,700   9,592,835
    Sankyo Co., Ltd.                                   82,500   3,923,611
    SBI Holdings, Inc.                                 75,000     907,638
    Seiko Epson Corp.                                 294,100   4,800,764
    Seino Holdings Co., Ltd.                          315,000   3,111,017
    Sekisui Chemical Co., Ltd.                        125,000   1,452,311
#   Sekisui House, Ltd.                             1,369,000  19,650,417
    Shiga Bank, Ltd. (The)                            451,185   2,465,887
#   Shimizu Corp.                                   1,371,000   7,031,071
    Shizuoka Bank, Ltd. (The)                       1,051,000  11,825,206
#   Showa Denko KK                                  3,281,000   4,448,857
    Showa Shell Sekiyu KK                             366,900   3,944,496
    SKY Perfect JSAT Holdings, Inc.                   340,000   1,963,296
    Sohgo Security Services Co., Ltd.                 101,200   2,045,761
    Sojitz Corp.                                    2,690,300   5,224,001
    Sony Corp.                                        975,200  17,012,057
#   Sony Corp. Sponsored ADR                        1,801,665  31,078,721
    Sumitomo Bakelite Co., Ltd.                       347,000   1,251,232
#   Sumitomo Chemical Co., Ltd.                     2,816,000  10,313,263
    Sumitomo Corp.                                  3,241,900  42,187,813
#   Sumitomo Electric Industries, Ltd.              2,606,700  39,059,664
    Sumitomo Forestry Co., Ltd.                       276,100   3,212,126
    Sumitomo Heavy Industries, Ltd.                 1,205,000   5,333,252
    Sumitomo Metal Mining Co., Ltd.                 1,187,000  16,440,653
    Sumitomo Mitsui Financial Group, Inc.             134,600   6,506,008
    Sumitomo Mitsui Trust Holdings, Inc.            1,987,629   9,817,070
    Sumitomo Osaka Cement Co., Ltd.                   196,000     790,817
#   Suzuken Co. Ltd/Aichi Japan                       149,300   5,391,182

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    Shares      Value++
                                                   --------- --------------
JAPAN -- (Continued)
    Suzuki Motor Corp.                               774,300 $   19,470,063
    T&D Holdings, Inc.                               240,100      2,882,576
    Taisei Corp.                                     502,000      2,575,400
#   Taisho Pharmaceutical Holdings Co., Ltd.          49,199      3,454,487
    Taiyo Nippon Sanso Corp.                          17,000        116,575
    Takashimaya Co., Ltd.                            639,634      6,102,779
    Takata Corp.                                      29,200        736,478
#   TDK Corp.                                        275,500     11,708,781
#   Teijin, Ltd.                                   1,898,450      4,262,921
    Toho Holdings Co., Ltd.                           12,800        247,813
    Tokai Rika Co., Ltd.                              92,700      1,965,717
    Tokio Marine Holdings, Inc.                       10,200        334,401
    Tokyo Broadcasting System Holdings, Inc.          85,300      1,123,935
#   Toppan Printing Co., Ltd.                      1,312,000     10,362,646
    Toshiba TEC Corp.                                 36,000        221,732
    Tosoh Corp.                                    1,128,000      4,316,480
    Toyo Seikan Group Holdings, Ltd.                 365,849      7,603,418
    Toyobo Co., Ltd.                                 664,000      1,275,969
    Toyoda Gosei Co., Ltd.                            23,700        592,608
#   Toyota Tsusho Corp.                              443,700     12,324,651
    Ube Industries, Ltd.                           2,122,000      4,392,315
    UNY Group Holdings Co., Ltd.                     393,050      2,480,266
    Ushio, Inc.                                       44,200        558,285
    Wacoal Holdings Corp.                            179,000      1,922,106
#   Yamada Denki Co., Ltd.                         1,608,100      4,510,698
    Yamaguchi Financial Group, Inc.                  492,148      4,637,816
    Yamaha Corp.                                     355,900      5,313,749
#   Yamato Kogyo Co., Ltd.                            86,600      3,209,757
    Yamazaki Baking Co., Ltd.                        204,000      2,076,924
                                                             --------------
TOTAL JAPAN                                                   1,680,734,643
                                                             --------------
NETHERLANDS -- (3.1%)
    Aegon NV                                       3,908,207     31,097,105
    Akzo Nobel NV                                    448,015     32,523,367
#   ArcelorMittal                                  2,499,882     39,374,694
*   ING Groep NV                                   6,479,202     82,335,806
#*  ING Groep NV Sponsored ADR                     1,297,167     16,499,964
#   Koninklijke Ahold NV                             652,923     12,409,806
    Koninklijke DSM NV                               466,014     35,227,193
#   Koninklijke Philips NV                         1,120,476     39,598,403
    TNT Express NV                                    72,118        664,891
                                                             --------------
TOTAL NETHERLANDS                                               289,731,229
                                                             --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.             242,713        687,080
    Contact Energy, Ltd.                           1,292,916      5,606,622
                                                             --------------
TOTAL NEW ZEALAND                                                 6,293,702
                                                             --------------
NORWAY -- (0.7%)
    Aker ASA Class A                                  68,150      2,147,007
    Cermaq ASA                                         8,375        148,423

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
NORWAY -- (Continued)
    DNB ASA                                         1,551,198 $ 27,497,326
#   Norsk Hydro ASA                                 3,357,025   14,981,632
    Norsk Hydro ASA Sponsored ADR                      59,900      265,956
    Orkla ASA                                         365,732    2,964,687
    Stolt-Nielsen, Ltd.                                 8,425      238,544
*   Storebrand ASA                                  1,082,306    6,998,717
    Subsea 7 SA                                       590,207   12,481,559
    Wilh Wilhelmsen Holding ASA Class A                   212        6,490
                                                              ------------
TOTAL NORWAY                                                    67,730,341
                                                              ------------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA                         2,631,973    3,458,348
    Cimpor Cimentos de Portugal SGPS SA                22,409       82,008
*   EDP Renovaveis SA                                 517,656    2,845,872
                                                              ------------
TOTAL PORTUGAL                                                   6,386,228
                                                              ------------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd.                                9,878,000   24,749,241
    CapitaMalls Asia, Ltd.                          1,267,000    2,057,582
    DBS Group Holdings, Ltd.                        1,172,308   15,804,432
    Golden Agri-Resources, Ltd.                    13,990,000    6,755,237
    Hutchison Port Holdings Trust                   3,401,000    2,482,016
    Keppel Land, Ltd.                               1,214,000    3,619,243
#*  Neptune Orient Lines, Ltd.                      1,246,004    1,061,308
    Noble Group, Ltd.                               7,305,000    6,035,517
#   Olam International, Ltd.                        2,188,000    2,706,893
#   OUE, Ltd.                                         405,000      788,349
    Singapore Airlines, Ltd.                        1,585,600   13,300,620
#   Singapore Land, Ltd.                              532,000    3,713,958
#   United Industrial Corp., Ltd.                   2,152,000    5,314,579
    UOL Group, Ltd.                                 1,376,600    7,286,150
    Venture Corp., Ltd.                               307,000    1,922,553
    Wheelock Properties Singapore, Ltd.               861,000    1,178,225
#   Wilmar International, Ltd.                      3,792,000   10,547,597
                                                              ------------
TOTAL SINGAPORE                                                109,323,500
                                                              ------------
SPAIN -- (2.3%)
#   Acciona SA                                        101,533    6,436,410
#   Banco de Sabadell SA                            5,307,715   13,599,978
#*  Banco Popular Espanol SA                        3,430,914   19,461,405
    Banco Santander SA                              8,832,930   78,306,244
#   Banco Santander SA Sponsored ADR                1,470,150   13,099,036
#   CaixaBank                                       3,003,209   15,566,089
    Iberdrola SA                                    7,444,256   46,726,442
    Repsol SA                                         996,982   26,729,919
                                                              ------------
TOTAL SPAIN                                                    219,925,523
                                                              ------------
SWEDEN -- (2.8%)
    Boliden AB                                        612,180    8,694,798
    Holmen AB Class A                                   6,189      204,389
    Meda AB Class A                                   280,396    3,146,459

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
SWEDEN -- (Continued)
    Nordea Bank AB                                  5,366,449 $ 68,644,974
    Skandinaviska Enskilda Banken AB                   16,918      191,115
    Skandinaviska Enskilda Banken AB Class A        3,481,813   42,112,740
#   SSAB AB Class A                                    51,620      339,584
    Svenska Cellulosa AB Class A                       66,476    1,878,656
    Svenska Cellulosa AB Class B                    1,348,669   38,236,384
    Tele2 AB Class B                                  127,737    1,539,667
    Telefonaktiebolaget LM Ericsson Class A            28,098      317,281
    Telefonaktiebolaget LM Ericsson Class B         4,713,081   56,374,169
#   Telefonaktiebolaget LM Ericsson Sponsored ADR     952,162   11,416,422
    TeliaSonera AB                                  3,717,354   30,738,764
                                                              ------------
TOTAL SWEDEN                                                   263,835,402
                                                              ------------
SWITZERLAND -- (6.9%)
    ABB, Ltd.                                         820,669   20,908,636
    Adecco SA                                         358,259   26,419,353
    Alpiq Holding AG                                    1,593      210,392
    Aryzta AG                                         169,876   12,673,160
    Baloise Holding AG                                200,163   23,253,706
    Banque Cantonale Vaudoise                             468      260,051
    Clariant AG                                       581,272   10,241,918
    Credit Suisse Group AG                          1,928,358   59,987,253
#   Credit Suisse Group AG Sponsored ADR            1,022,581   31,832,947
    Givaudan SA                                         5,507    7,809,963
    Holcim, Ltd.                                      887,877   66,039,798
    Lonza Group AG                                      7,458      665,723
    Novartis AG                                        69,068    5,361,235
    Novartis AG ADR                                   506,359   39,268,140
    PSP Swiss Property AG                              17,947    1,542,522
    Sulzer AG                                          50,596    7,915,245
    Swiss Life Holding AG                             123,557   24,498,922
    Swiss Re AG                                     1,117,582   98,104,262
    UBS AG(B18YFJ4)                                 6,496,062  125,640,734
    UBS AG(H89231338)                                 991,339   19,192,323
    Zurich Insurance Group AG                         269,917   74,584,331
                                                              ------------
TOTAL SWITZERLAND                                              656,410,614
                                                              ------------
UNITED KINGDOM -- (17.9%)
    Anglo American P.L.C.                           1,123,359   26,709,625
    Aviva P.L.C.                                    4,454,616   31,979,282
    Barclays P.L.C.                                14,540,536   61,178,709
#   Barclays P.L.C. Sponsored ADR                   5,739,573   96,482,222
    Barratt Developments P.L.C.                       410,298    2,200,251
    BP P.L.C.                                       1,823,857   14,157,877
    BP P.L.C. Sponsored ADR                         5,793,659  269,405,143
    Carnival P.L.C.                                   658,867   23,417,634
#   Carnival P.L.C. ADR                               229,328    8,164,077
    Coca-Cola HBC AG ADR                                5,961      172,034
*   Eurasian Natural Resources Corp. P.L.C.           408,931    1,473,405
*   Evraz P.L.C.                                      436,689      825,329
    Glencore Xstrata P.L.C.                        15,896,454   86,511,958
    HSBC Holdings P.L.C.                            1,911,475   20,952,325

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     Shares      Value++
                                                   ---------- --------------
UNITED KINGDOM -- (Continued)
#   HSBC Holdings P.L.C. Sponsored ADR              1,694,884 $   93,286,415
*   International Consolidated Airlines Group SA    1,936,203     10,776,220
    Investec P.L.C.                                 1,195,168      8,362,125
    J Sainsbury P.L.C.                              5,377,115     34,013,068
    Kazakhmys P.L.C.                                   49,435        207,988
    Kingfisher P.L.C.                               8,609,963     52,085,475
*   Lloyds Banking Group P.L.C.                    82,680,839    102,259,365
#*  Lloyds Banking Group P.L.C. ADR                 3,082,996     15,507,470
    Mondi P.L.C.                                      190,635      3,403,966
#   Old Mutual P.L.C.                              11,913,351     38,826,073
#   Pearson P.L.C. Sponsored ADR                    1,234,793     25,930,653
    Resolution, Ltd.                                3,422,696     19,597,545
*   Royal Bank of Scotland Group P.L.C.             3,847,507     22,659,929
#*  Royal Bank of Scotland Group P.L.C. Sponsored
      ADR                                             400,166      4,713,955
#   Royal Dutch Shell P.L.C. ADR(780259107)         3,323,210    231,029,559
    Royal Dutch Shell P.L.C. ADR(780259206)           547,088     36,468,886
    Royal Dutch Shell P.L.C. Class A                  547,861     18,246,404
    Royal Dutch Shell P.L.C. Class B                  255,146      8,833,156
    RSA Insurance Group P.L.C.                      4,956,241     10,207,516
    Travis Perkins P.L.C.                              38,182      1,135,439
    Vedanta Resources P.L.C.                          189,404      3,227,055
    Vodafone Group P.L.C.                          34,976,333    128,109,810
    Vodafone Group P.L.C. Sponsored ADR             3,949,158    145,407,998
    WM Morrison Supermarkets P.L.C.                 8,127,143     36,669,870
                                                              --------------
TOTAL UNITED KINGDOM                                           1,694,595,811
                                                              --------------
TOTAL COMMON STOCKS                                            8,719,936,036
                                                              --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Porsche Automobil Holding SE                      254,382     23,753,308
                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*   New Hotel Rights 12/31/13                         109,252             --
                                                              --------------
SPAIN -- (0.0%)
*   Banco Santander SA Rights 10/30/13              8,832,930      1,906,872
                                                              --------------
TOTAL RIGHTS/WARRANTS                                              1,906,872
                                                              --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)      Value+
                                                     ----------- -----------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund                  62,748,487 726,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $796,375 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $720,177) to be repurchased at $706,058   $       706     706,056

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     --------------
TOTAL SECURITIES LENDING COLLATERAL                     726,706,056
                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $7,742,743,361)                                    $9,472,302,272
                                                     ==============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                   Shares   Value++
                                                   ------- ----------
COMMON STOCKS -- (88.3%)

Consumer Discretionary -- (18.9%)
    Accordia Golf Co., Ltd.                        575,900 $6,320,624
    Adastria Holdings Co., Ltd.                     91,220  4,271,956
    Aeon Fantasy Co., Ltd.                          57,832    905,482
#*  Agora Hospitality Group Co., Ltd.              339,000    182,664
    Ahresty Corp.                                  115,300    914,785
*   Aigan Co., Ltd.                                 96,200    275,266
    Aisan Industry Co., Ltd.                       170,000  1,712,520
#   Akebono Brake Industry Co., Ltd.                83,700    402,986
    Alpen Co., Ltd.                                 98,000  2,039,423
    Alpha Corp.                                     30,400    322,561
    Alpine Electronics, Inc.                       272,000  3,292,925
    Amiyaki Tei Co., Ltd.                           23,500    851,340
    Amuse, Inc.                                     34,099    649,393
#*  Anrakutei Co., Ltd.                             22,000     87,275
    AOI Pro, Inc.                                   39,200    255,567
    AOKI Holdings, Inc.                             97,100  3,229,910
    Aoyama Trading Co., Ltd.                       315,900  8,054,712
    Arata Corp.                                     91,000    322,149
    Arcland Sakamoto Co., Ltd.                      80,500  1,202,557
#*  Arnest One Corp.                               238,800  6,557,104
    Asahi Broadcasting Corp.                        28,200    193,467
#   Asahi Co., Ltd.                                 78,200  1,325,578
#   Asatsu-DK, Inc.                                168,000  4,616,943
#*  Ashimori Industry Co., Ltd.                    319,000    426,053
#   ASKUL Corp.                                     51,800  1,657,457
    Atsugi Co., Ltd.                               858,000  1,015,093
    Autobacs Seven Co., Ltd.                       378,000  5,511,419
#   Avex Group Holdings, Inc.                      191,300  4,847,456
    Belluna Co., Ltd.                              190,500  1,011,433
#   Best Bridal, Inc.                               91,100    641,621
#*  Best Denki Co., Ltd.                           396,500    618,906
#   Bic Camera, Inc.                                 4,976  2,446,464
#   Bookoff Corp.                                   48,800    327,727
    Calsonic Kansei Corp.                          903,000  4,341,406
#   Can Do Co., Ltd.                                64,500  1,059,599
#   Central Sports Co., Ltd.                        27,000    420,594
    Chiyoda Co., Ltd.                              134,600  2,954,327
    Chofu Seisakusho Co., Ltd.                      88,800  2,055,392
    Chori Co., Ltd.                                 72,900    871,690
    Chuo Spring Co., Ltd.                          202,000    631,424
#*  Clarion Co., Ltd.                              101,000    135,087
    Cleanup Corp.                                  133,500  1,171,376
    Corona Corp.                                    80,400    907,897
#   Cross Plus, Inc.                                22,000    199,478
    Daido Metal Co., Ltd.                          172,000  1,804,316
#   Daidoh, Ltd.                                   126,100    862,992
#*  Daiei, Inc. (The)                              685,650  2,377,358
    Daiichikosho Co., Ltd.                         104,300  2,980,435
    Daikoku Denki Co., Ltd.                         41,500    910,073
    Daimaruenawin Co., Ltd.                            400      2,794
    Dainichi Co., Ltd.                              54,900    460,586

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Consumer Discretionary -- (Continued)
    Daisyo Corp.                                      54,300 $  716,275
#   DCM Holdings Co., Ltd.                           491,600  3,434,778
    Descente, Ltd.                                   240,000  1,756,250
#   Doshisha Co., Ltd.                               126,700  1,837,588
    Doutor Nichires Holdings Co., Ltd.               173,686  3,154,638
    Dunlop Sports Co., Ltd.                           77,500    964,626
    Dynic Corp.                                      174,000    307,395
    Eagle Industry Co., Ltd.                         140,000  2,249,803
#   EDION Corp.                                      528,800  2,647,129
    Exedy Corp.                                      179,600  5,334,181
    F-Tech, Inc.                                      23,800    415,425
    FCC Co., Ltd.                                    193,300  4,415,920
    Fields Corp.                                      78,500  1,390,918
    Fine Sinter Co., Ltd.                             49,000    165,422
    First Juken Co., Ltd.                              4,900     75,210
    Foster Electric Co., Ltd.                        129,400  2,531,780
#   France Bed Holdings Co., Ltd.                    672,000  1,391,944
#   Fuji Co. Ltd/Ehime                               105,000  1,889,535
    Fuji Corp., Ltd.                                 127,000    870,590
#   Fuji Kiko Co., Ltd.                              148,000    508,539
    Fuji Oozx, Inc.                                    6,000     30,931
#   Fujibo Holdings, Inc.                            732,000  1,491,596
    Fujikura Rubber, Ltd.                             72,900    324,972
    Fujitsu General, Ltd.                            329,000  3,986,259
    FuKoKu Co., Ltd.                                  32,100    273,961
#   Funai Electric Co., Ltd.                          84,200    893,079
    Furukawa Battery Co., Ltd.                        81,000    457,279
*   Futaba Industrial Co., Ltd.                      315,800  1,176,619
    G-7 Holdings, Inc.                                29,200    232,227
    G-Tekt Corp.                                      45,800  1,353,810
#   Gakken Holdings Co., Ltd.                        322,000    994,055
    Genki Sushi Co., Ltd.                             20,500    261,864
#   Geo Holdings Corp.                               184,700  1,721,763
#   GLOBERIDE, Inc.                                  530,000    903,369
    Goldwin, Inc.                                    188,000    896,365
#   Gourmet Kineya Co., Ltd.                          87,000    601,240
#   GSI Creos Corp.                                  289,000    430,387
    Gulliver International Co., Ltd.                 314,400  1,874,605
    Gunze, Ltd.                                    1,111,000  2,967,192
    H-One Co., Ltd.                                   69,500    708,934
    H2O Retailing Corp.                              262,000  2,226,360
#   Hagihara Industries, Inc.                         11,600    158,260
#*  Hajime Construction Co., Ltd.                     24,500  1,696,786
    Hakuyosha Co., Ltd.                               65,000    156,155
    Happinet Corp.                                    76,400    575,520
    Hard Off Corp. Co., Ltd.                          49,700    375,896
    Haruyama Trading Co., Ltd.                        47,900    328,852
*   Haseko Corp.                                   1,339,000  9,924,834
    Heiwa Corp.                                       34,200    573,405
    HI-LEX Corp.                                      62,900  1,355,483
    Hiday Hidaka Corp.                                47,220  1,009,902
#   Higashi Nihon House Co., Ltd.                    206,000  1,101,225

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Consumer Discretionary -- (Continued)
    Himaraya Co., Ltd.                                35,900 $  514,106
    Hiramatsu, Inc.                                  110,700    730,599
    HIS Co., Ltd.                                    101,800  5,490,548
#   Honeys Co., Ltd.                                  92,940  1,019,124
    Hoosiers Holdings Co., Ltd.                      153,500  1,215,009
#   Ichibanya Co., Ltd.                               33,700  1,441,403
#*  Ichikoh Industries, Ltd.                         294,000    563,709
*   IJT Technology Holdings Co., Ltd.                128,280    687,517
#   Ikyu Corp.                                           375    576,142
#   Imasen Electric Industrial                        77,900  1,102,429
#   Imperial Hotel, Ltd.                              15,900    389,478
#   Intage, Inc.                                      72,400    955,818
*   Izuhakone Railway Co., Ltd.                          300         --
#*  Izutsuya Co., Ltd.                               555,000    497,370
*   Janome Sewing Machine Co., Ltd.                  822,000    686,562
    Japan Vilene Co., Ltd.                           154,000    888,597
    Japan Wool Textile Co., Ltd. (The)               336,000  2,646,605
#*  Joban Kosan Co., Ltd.                             85,000    146,512
#   Joshin Denki Co., Ltd.                           209,000  1,701,796
#   JVC Kenwood Corp.                                874,630  1,713,152
#   Kadokawa Corp.                                   113,300  4,133,643
    Kasai Kogyo Co., Ltd.                            141,000    855,464
#   Kawai Musical Instruments Manufacturing Co.,
      Ltd.                                           446,000    841,327
    Keihin Corp.                                     260,200  4,251,198
#   Keiyo Co., Ltd.                                  181,300    852,564
#   Kentucky Fried Chicken Japan, Ltd.                77,000  1,646,048
#   Kimoto Co., Ltd.                                 102,100  1,157,679
#   Kinugawa Rubber Industrial Co., Ltd.             268,000  1,479,189
    Kisoji Co., Ltd.                                  17,200    317,424
    Kitamura Co., Ltd.                                 2,000     12,407
#   Kohnan Shoji Co., Ltd.                           194,000  2,040,690
#*  Kojima Co., Ltd.                                 145,700    404,762
    Komatsu Seiren Co., Ltd.                         146,000    776,218
#   Komeri Co., Ltd.                                 174,100  4,251,685
#   Konaka Co., Ltd.                                 122,960  1,097,173
#   Koshidaka Holdings Co., Ltd.                      19,300    679,789
    KU Holdings Co., Ltd.                             68,200    906,501
    Kura Corp.                                        63,100  1,022,919
    Kurabo Industries, Ltd.                        1,272,000  2,218,556
    Kuraudia Co., Ltd.                                 5,700     64,212
    KYB Co., Ltd.                                    892,000  5,164,980
    Kyoritsu Maintenance Co., Ltd.                    55,660  2,142,309
    Kyoto Kimono Yuzen Co., Ltd.                      59,800    628,421
    LEC, Inc.                                         42,800    545,235
#   Look, Inc.                                       219,000    662,212
    Mamiya-Op Co., Ltd.                              285,000    526,151
#   Marche Corp.                                      23,000    194,264
#   Mars Engineering Corp.                            48,400    925,426
#*  Maruzen CHI Holdings Co., Ltd.                    29,800     86,544
    Maruzen Co. Ltd                                   46,000    411,333
#   Matsuya Foods Co., Ltd.                           48,200    767,033
#   Meiko Network Japan Co., Ltd.                     72,300    834,643

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Consumer Discretionary -- (Continued)
*   Meiwa Estate Co., Ltd.                            56,900 $  243,280
    Mikuni Corp.                                     108,000    343,274
    Misawa Homes Co., Ltd.                           150,900  2,705,185
    Mitsuba Corp.                                    193,990  2,895,176
    Mitsui Home Co., Ltd.                            170,000    856,479
#   Mizuno Corp.                                     564,000  3,184,889
    Monogatari Corp. (The)                            17,600    736,071
#   MOS Food Services, Inc.                           94,100  1,824,463
    Mr Max Corp.                                     119,000    406,088
    Murakami Corp.                                    11,000    157,288
#   Musashi Seimitsu Industry Co., Ltd.              121,500  2,867,067
    Nafco Co., Ltd.                                   32,000    456,760
    Nagawa Co., Ltd.                                   8,500    157,717
#*  Naigai Co., Ltd.                               1,951,000  1,730,371
    Nakayamafuku Co., Ltd.                             9,500     73,952
    Nice Holdings, Inc.                              460,000  1,195,952
#   Nifco, Inc.                                      277,500  7,395,022
    Nihon Eslead Corp.                                 8,900     98,491
    Nihon Plast Co., Ltd.                              1,600      9,238
    Nihon Tokushu Toryo Co., Ltd.                     56,000    233,568
#*  Nippon Columbia Co., Ltd.                         39,399    262,285
    Nippon Felt Co., Ltd.                             67,200    300,996
#   Nippon Piston Ring Co., Ltd.                     470,000    867,268
    Nippon Seiki Co., Ltd.                           248,400  4,049,891
#   Nishikawa Rubber Co., Ltd.                        15,000    270,015
#   Nishimatsuya Chain Co., Ltd.                     290,300  2,152,398
    Nissan Shatai Co., Ltd.                           17,023    293,494
    Nissan Tokyo Sales Holdings Co., Ltd.            236,000    700,355
    Nissen Holdings Co., Ltd.                        200,491    647,299
    Nissin Kogyo Co., Ltd.                           214,800  4,017,979
    Nittan Valve Co., Ltd.                            82,800    267,350
    Noritsu Koki Co., Ltd.                           101,700    675,607
    Ohashi Technica, Inc.                             22,000    191,087
#   Ohsho Food Service Corp.                          58,100  1,902,601
    Onward Holdings Co., Ltd.                        753,000  6,232,413
#   OPT, Inc.                                         53,000    460,130
    Otsuka Kagu, Ltd.                                 40,700    459,074
    Pacific Industrial Co., Ltd.                     213,100  1,525,700
    Pal Co., Ltd.                                     61,100  1,707,412
#   Paltac Corp.                                     189,534  2,550,374
    PanaHome Corp.                                   460,200  3,113,213
#   Parco Co., Ltd.                                  103,600  1,065,112
    Paris Miki Holdings, Inc.                        164,400    768,211
    PIA Corp.                                            100      1,784
    Piolax, Inc.                                      57,900  1,996,075
#*  Pioneer Corp.                                  1,903,400  3,503,789
    Plenus Co., Ltd.                                 120,400  2,731,106
    Press Kogyo Co., Ltd.                            558,000  2,447,727
#   Pressance Corp.                                   30,800    986,240
#   Proto Corp.                                       61,600    901,159
    Renaissance, Inc.                                 39,400    298,336
#*  Renown, Inc.                                     326,600    442,564

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
Consumer Discretionary -- (Continued)
    Resort Solution Co., Ltd.                      180,000 $  416,236
    Resorttrust, Inc.                              200,608  7,641,738
    Rhythm Watch Co., Ltd.                         658,000    972,630
    Riberesute Corp.                                   127     85,422
    Right On Co., Ltd.                              79,525    682,814
    Riken Corp.                                    512,000  2,240,727
#   Riso Kyoiku Co., Ltd.                          105,910    715,152
    Roland Corp.                                    92,800  1,114,724
    Round One Corp.                                424,200  2,250,601
#   Royal Holdings Co., Ltd.                       135,800  2,178,586
    Sagami Chain Co., Ltd.                          17,000    152,413
    Saizeriya Co., Ltd.                            166,500  2,058,080
#   Sakai Ovex Co., Ltd.                           307,000    465,951
    San Holdings, Inc.                              14,000    199,196
#   Sanden Corp.                                   623,000  2,520,699
    Sanei Architecture Planning Co., Ltd.           43,300    363,598
    Sangetsu Co., Ltd.                             168,325  4,467,557
#   Sanko Marketing Foods Co., Ltd.                    304    297,211
    Sankyo Seiko Co., Ltd.                         188,700    642,023
    Sanoh Industrial Co., Ltd.                     140,500  1,010,030
#   Sanyo Electric Railway Co., Ltd.                68,000    289,918
    Sanyo Housing Nagoya Co., Ltd.                  51,800    601,862
    Sanyo Shokai, Ltd.                             678,000  1,870,921
    Scroll Corp.                                   152,100    432,034
    Seiko Holdings Corp.                           783,407  3,526,223
    Seiren Co., Ltd.                               296,700  1,893,390
    Senshukai Co., Ltd.                            183,700  1,590,371
#   Septeni Holdings Co., Ltd.                      78,600    700,836
#   Seria Co., Ltd.                                 95,700  3,195,984
#   Shidax Corp.                                    85,200    430,067
#   Shikibo, Ltd.                                  802,000  1,072,203
    Shimachu Co., Ltd.                             273,900  6,651,367
    Shimojima Co., Ltd.                             23,800    231,479
    Shiroki Corp.                                  285,000    639,273
    Shobunsha Publications, Inc.                   279,800  1,755,070
#   Showa Corp.                                    320,400  4,446,926
    SKY Perfect JSAT Holdings, Inc.                900,500  5,199,846
    SNT Corp.                                      110,200    421,540
    Soft99 Corp.                                    70,600    498,934
    Sotoh Co., Ltd.                                 49,700    457,673
    SPK Corp.                                       17,200    309,130
    St Marc Holdings Co., Ltd.                      45,300  2,331,665
#   Starbucks Coffee Japan, Ltd.                   120,300  1,407,666
#   Starts Corp., Inc.                              86,000    859,142
    Step Co., Ltd.                                  39,200    337,389
#   Studio Alice Co., Ltd.                          53,000    685,046
    Suminoe Textile Co., Ltd.                      342,000  1,012,342
    Sumitomo Forestry Co., Ltd.                    268,366  3,122,150
    Suncall Corp.                                   28,000    161,149
    T RAD Co., Ltd.                                373,000  1,182,561
    Tachi-S Co., Ltd.                              167,540  2,674,049
    Tachikawa Corp.                                 50,800    259,596

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Consumer Discretionary -- (Continued)
*   Tact Home Co., Ltd.                                  533 $1,290,084
#   Taiho Kogyo Co., Ltd.                             98,300  1,237,024
    Taka-Q, Ltd.                                      22,500     74,038
    Takamatsu Construction Group Co., Ltd.            90,500  1,694,320
    Takata Corp.                                       1,500     37,833
#   Take And Give Needs Co., Ltd.                     50,170  1,027,856
    Takihyo Co., Ltd.                                 76,000    313,197
#   Tamron Co., Ltd.                                  95,200  2,031,298
#   Tbk Co., Ltd.                                    116,000    643,547
*   Ten Allied Co., Ltd.                              50,000    164,381
    Tigers Polymer Corp.                              59,000    256,865
    Toa Corp.                                        103,000    872,958
    Toabo Corp.                                      529,000    431,738
    Toei Animation Co., Ltd.                          22,500    590,537
    Toei Co., Ltd.                                   416,000  2,502,008
    Tohokushinsha Film Corp.                          24,300    237,937
    Tokai Rika Co., Ltd.                             295,500  6,266,121
    Tokai Rubber Industries, Ltd.                    225,500  2,075,840
    Token Corp.                                       43,950  2,334,552
#   Tokyo Derica Co., Ltd.                            21,700    344,048
    Tokyo Dome Corp.                                 984,200  6,768,438
    Tokyo Soir Co., Ltd.                              24,000     63,936
#   Tokyu Recreation Co., Ltd.                        79,000    461,889
#   Tomy Co., Ltd.                                   379,793  1,957,268
    Topre Corp.                                      214,500  3,009,639
#   Toridoll.corp                                     94,600    890,700
#   Tosho Co., Ltd.                                   21,200    325,892
#*  Touei Housing Corp.                               83,640  2,169,894
    Toyo Tire & Rubber Co., Ltd.                   1,080,000  6,310,337
    TPR Co., Ltd.                                    117,900  2,240,892
    TS Tech Co., Ltd.                                 78,700  2,948,523
    TSI Holdings Co., Ltd.                           516,595  3,651,450
#   Tsukamoto Corp. Co., Ltd.                        190,000    307,328
    Tsutsumi Jewelry Co., Ltd.                        49,300  1,201,223
    Tv Tokyo Holdings Corp.                           34,800    599,457
#   U-Shin, Ltd.                                     148,800  1,106,874
#   Unipres Corp.                                    205,800  4,152,663
#   United Arrows, Ltd.                              100,000  4,308,589
*   Unitika, Ltd.                                    140,000     85,728
#   Universal Entertainment Corp.                     66,800  1,330,295
*   Usen Corp.                                       659,680  1,640,684
#   Village Vanguard Co., Ltd.                           258    399,834
#   VT Holdings Co., Ltd.                            148,200  1,994,635
    Wacoal Holdings Corp.                            461,000  4,950,229
#   Watabe Wedding Corp.                              43,000    322,202
#   WATAMI Co., Ltd.                                 120,300  1,849,088
#   West Holdings Corp.                               84,400  1,453,523
    Wowow, Inc.                                       28,300  1,087,264
    Xebio Co., Ltd.                                  145,500  3,146,266
    Yachiyo Industry Co., Ltd.                         8,800     62,801
#   Yamato International, Inc.                        20,400     90,801
    Yellow Hat, Ltd.                                  95,400  1,737,534

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
Consumer Discretionary -- (Continued)
    Yondoshi Holdings, Inc.                         99,820 $  1,345,464
    Yonex Co., Ltd.                                 40,000      221,804
    Yorozu Corp.                                    92,300    1,821,177
    Yutaka Giken Co., Ltd.                           1,000       23,483
#   Zenrin Co., Ltd.                               150,200    1,581,193
#   Zensho Holdings Co., Ltd.                      313,600    3,578,940
    Zojirushi Corp.                                 83,000      333,316
                                                           ------------
Total Consumer Discretionary                                484,663,246
                                                           ------------
Consumer Staples -- (8.2%)
    Aderans Co., Ltd.                               68,300      836,759
    Aeon Hokkaido Corp.                            339,700    2,237,467
    Ain Pharmaciez, Inc.                            68,500    2,971,346
    Arcs Co., Ltd.                                 190,900    3,578,232
    Ariake Japan Co., Ltd.                         102,000    2,467,521
#   Artnature, Inc.                                 29,800      636,053
    Axial Retailing, Inc.                           68,200    1,109,601
    Belc Co., Ltd.                                  40,300      733,195
    Cawachi, Ltd.                                   88,200    1,658,974
    Chubu Shiryo Co., Ltd.                         110,700      644,028
    Chuo Gyorui Co., Ltd.                           93,000      217,971
    Coca-Cola Central Japan Co., Ltd.              225,264    3,989,567
    Cocokara fine, Inc.                             86,760    2,471,295
    CREATE SD HOLDINGS Co., Ltd.                    36,200    1,319,638
#   Daikokutenbussan Co., Ltd.                      32,600      978,258
#   Dr Ci:Labo Co., Ltd.                               684    2,263,888
    Dydo Drinco, Inc.                               49,800    2,109,027
    Echo Trading Co., Ltd.                          11,000       81,121
    Ezaki Glico Co., Ltd.                          380,000    4,221,714
#   Fancl Corp.                                    232,200    2,761,360
#*  First Baking Co., Ltd.                         183,000      289,033
    Fuji Oil Co. Ltd/Osaka                         367,600    6,699,430
    Fujicco Co., Ltd.                              117,600    1,460,579
#   Fujiya Co., Ltd.                               363,000      716,959
    Hagoromo Foods Corp.                            39,000      431,186
    Heiwado Co., Ltd.                              176,800    2,757,263
    Hokkaido Coca-Cola Bottling Co., Ltd.           87,000      437,180
#   Hokuto Corp.                                   129,500    2,484,315
    House Foods Group, Inc.                         70,500    1,116,695
    Inageya Co., Ltd.                              172,800    1,784,261
    Itochu-Shokuhin Co., Ltd.                       27,400      906,918
    Itoham Foods, Inc.                             954,800    4,024,782
#   Iwatsuka Confectionery Co., Ltd.                   300       15,473
#   Izumiya Co., Ltd.                              447,000    2,110,681
    J-Oil Mills, Inc.                              512,000    1,617,512
    Kakiyasu Honten Co., Ltd.                       15,800      220,317
    Kameda Seika Co., Ltd.                          69,100    2,039,566
    Kansai Super Market Ltd.                        13,700      125,193
#   Kasumi Co., Ltd.                               234,300    1,445,603
    Kato Sangyo Co., Ltd.                          113,200    2,323,762
    Kenko Mayonnaise Co., Ltd.                      39,800      361,283
    KEY Coffee, Inc.                               101,600    1,609,062

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Consumer Staples -- (Continued)
    Kirindo Co., Ltd.                                 28,300 $  188,546
#   Kose Corp.                                       176,000  5,143,568
#   Kotobuki Spirits Co., Ltd.                        11,400    149,080
    Kusuri No Aoki Co., Ltd.                          25,100  1,567,588
    Kyodo Shiryo Co., Ltd.                           408,000    465,576
    Kyokuyo Co., Ltd.                                417,000  1,137,240
#   Life Corp.                                       183,400  3,051,077
#   Lion Corp.                                        57,000    342,089
#   Mandom Corp.                                     106,500  3,656,230
    Marudai Food Co., Ltd.                           534,000  1,679,418
#   Maruetsu, Inc. (The)                             375,000  1,244,047
    Maruha Nichiro Holdings, Inc.                  2,315,069  4,439,691
    Matsumotokiyoshi Holdings Co., Ltd.              175,300  5,915,032
    Maxvalu Nishinihon Co., Ltd.                       2,400     33,877
    Maxvalu Tokai Co., Ltd.                           57,500    817,394
    Medical System Network Co., Ltd.                  78,200    357,614
#   Megmilk Snow Brand Co., Ltd.                     259,000  3,678,065
    Meito Sangyo Co., Ltd.                            57,300    603,213
    Milbon Co., Ltd.                                  50,514  2,102,450
#   Ministop Co., Ltd.                                86,700  1,353,175
    Mitsubishi Shokuhin Co., Ltd.                     87,800  2,459,017
    Mitsui Sugar Co., Ltd.                           529,850  1,901,332
#   Miyoshi Oil & Fat Co., Ltd.                      375,000    604,448
    Morinaga & Co., Ltd.                           1,075,000  2,287,515
#   Morinaga Milk Industry Co., Ltd.               1,066,000  3,323,842
    Morozoff, Ltd.                                   139,000    442,671
    Nagatanien Co., Ltd.                             125,000  1,134,971
    Nakamuraya Co., Ltd.                             189,000    779,493
    Natori Co., Ltd.                                  20,300    199,537
    Nichimo Co., Ltd.                                170,000    346,435
#   Nichirei Corp.                                 1,382,000  7,133,447
#   Nihon Chouzai Co., Ltd.                            6,780    192,021
    Niitaka Co., Ltd.                                  7,260     77,142
    Nippon Beet Sugar Manufacturing Co., Ltd.        619,000  1,166,032
    Nippon Flour Mills Co., Ltd.                     668,000  3,222,373
#   Nippon Formula Feed Manufacturing Co., Ltd.      477,000    597,426
*   Nippon Suisan Kaisha, Ltd.                     1,326,000  2,704,638
#   Nisshin Oillio Group, Ltd. (The)                 639,000  2,147,123
    Nissin Sugar Co., Ltd.                            20,000    420,408
    Nitto Fuji Flour Milling Co., Ltd.                64,000    201,351
    Noevir Holdings Co., Ltd.                         83,900  1,363,046
    Oenon Holdings, Inc.                             316,000    821,718
#   OIE Sangyo Co., Ltd.                              20,900    175,725
    Okuwa Co., Ltd.                                  120,000  1,085,515
    Olympic Group Corp.                               64,900    481,184
#   OUG Holdings, Inc.                                29,000     53,444
#   Pigeon Corp.                                     191,600  9,885,257
#   Poplar Co., Ltd.                                  25,760    142,569
    Prima Meat Packers, Ltd.                         874,000  1,853,038
    Qol Co., Ltd.                                     52,100    332,091
    Riken Vitamin Co., Ltd.                           79,200  1,975,299
    Rock Field Co., Ltd.                              56,700  1,087,824

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Consumer Staples -- (Continued)
    Rokko Butter Co., Ltd.                            31,800 $    268,742
    S Foods, Inc.                                     77,762      781,145
#   S&B Foods, Inc.                                      499       18,556
    Sakata Seed Corp.                                177,600    2,424,123
    San-A Co., Ltd.                                   91,800    2,616,299
    Sapporo Holdings, Ltd.                         1,874,000    8,333,114
#   Shoei Foods Corp.                                 44,000      348,928
#   Showa Sangyo Co., Ltd.                           524,000    1,619,799
    Sogo Medical Co., Ltd.                            27,700    1,053,193
    ST Corp.                                          78,900      802,143
    Starzen Co., Ltd.                                328,000      907,538
    Takara Holdings, Inc.                            702,500    6,442,135
#   Tobu Store Co., Ltd.                             205,000      538,445
#   Toho Co. Ltd/Kobe                                194,000      700,781
#   Tohto Suisan Co., Ltd.                           143,000      312,133
    Torigoe Co., Ltd. (The)                           86,600      586,149
    Toyo Sugar Refining Co., Ltd.                    157,000      164,778
    UNY Group Holdings Co., Ltd.                   1,183,300    7,466,985
#   Uoriki Co., Ltd.                                   2,400       34,157
    Valor Co., Ltd.                                  201,400    2,906,867
    Warabeya Nichiyo Co., Ltd.                        80,760    1,506,843
#   Welcia Holdings Co., Ltd.                         43,100    2,607,096
    Yaizu Suisankagaku Industry Co., Ltd.             44,800      396,585
#   Yamatane Corp.                                   535,000    1,005,499
    Yamaya Corp.                                      22,800      328,434
    Yaoko Co., Ltd.                                   43,100    1,605,539
#   Yokohama Reito Co., Ltd.                         238,400    1,886,878
    Yomeishu Seizo Co., Ltd.                         100,000      828,214
    Yuasa Funashoku Co., Ltd.                        112,000      269,382
    Yutaka Foods Corp.                                 6,000      103,915
                                                             ------------
Total Consumer Staples                                        209,651,365
                                                             ------------
Energy -- (0.8%)
#   BP Castrol KK                                     66,500      314,264
#*  Cosmo Oil Co., Ltd.                            1,894,000    3,334,971
    Fuji Kosan Co., Ltd.                              33,100      211,351
    Fuji Oil Co., Ltd.                               293,100    1,051,920
    Itochu Enex Co., Ltd.                            311,000    1,694,704
#   Japan Drilling Co., Ltd.                           2,400      166,959
    Japan Oil Transportation Co., Ltd.                84,000      194,150
#   Kanto Natural Gas Development, Ltd.              155,000    1,092,815
#*  Kyoei Tanker Co., Ltd.                           111,000      271,092
    Mitsuuroko Holdings Co., Ltd.                    195,800      942,918
    Modec, Inc.                                       93,800    2,844,050
#   Nippon Gas Co., Ltd.                             154,000    1,722,025
    Nippon Seiro Co., Ltd.                            64,000      166,748
#   Sala Corp.                                       128,500      695,091
    San-Ai Oil Co., Ltd.                             314,000    1,356,111
    Shinko Plantech Co., Ltd.                        227,900    1,840,010
#   Sinanen Co., Ltd.                                268,000    1,045,311
    Toa Oil Co., Ltd.                                427,000      800,740

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
Energy -- (Continued)
    Toyo Kanetsu KK                                  473,000 $ 1,391,037
                                                             -----------
Total Energy                                                  21,136,267
                                                             -----------
Financials -- (9.7%)
    77 Bank, Ltd. (The)                              116,000     573,720
    Aichi Bank, Ltd. (The)                            54,200   2,463,230
#   Airport Facilities Co., Ltd.                     136,670   1,195,491
    Aizawa Securities Co., Ltd.                      179,600   1,222,475
    Akita Bank, Ltd. (The)                         1,120,400   2,813,003
    Anabuki Kosan, Inc.                                6,000      19,721
    Aomori Bank, Ltd. (The)                        1,136,000   2,963,061
    Asax Co., Ltd.                                     1,700      24,344
    Awa Bank, Ltd. (The)                           1,095,000   5,718,585
#   Bank of Iwate, Ltd. (The)                        105,100   4,773,216
    Bank of Kochi, Ltd. (The)                        178,000     202,687
    Bank of Nagoya, Ltd. (The)                       955,297   3,276,080
    Bank of Okinawa, Ltd. (The)                      110,300   4,269,143
    Bank of Saga, Ltd. (The)                         771,000   1,656,802
    Bank of the Ryukyus, Ltd.                        226,180   2,468,285
*   Chiba Kogyo Bank, Ltd. (The)                     230,600   1,757,624
    Chukyo Bank, Ltd. (The)                          676,000   1,219,384
#*  Cosmos Initia Co., Ltd.                           27,300     175,340
#   Daibiru Corp.                                    311,100   3,964,531
    Daiichi Commodities Co., Ltd.                     13,700      72,129
    Daiko Clearing Services Corp.                     43,000     297,831
    Daikyo, Inc.                                   1,923,000   5,973,522
    Daisan Bank, Ltd. (The)                          750,000   1,229,174
    Daishi Bank, Ltd. (The)                        2,006,000   7,003,326
    Daito Bank, Ltd. (The)                           898,000     943,819
    Dream Incubator, Inc.                                 13      23,130
    Ehime Bank, Ltd. (The)                           810,000   1,948,524
    Eighteenth Bank, Ltd. (The)                    1,093,000   2,517,740
    FIDEA Holdings Co., Ltd.                         542,500   1,070,197
    Financial Products Group Co., Ltd.                 7,200      79,006
    Fukui Bank, Ltd. (The)                         1,205,000   2,628,024
#   Fukushima Bank, Ltd. (The)                     1,368,000   1,214,070
    Fuyo General Lease Co., Ltd.                      84,500   3,505,674
    Goldcrest Co., Ltd.                              102,890   2,752,705
#   Heiwa Real Estate Co., Ltd.                      252,000   4,564,381
    Higashi-Nippon Bank, Ltd. (The)                  832,000   1,836,180
    Higo Bank, Ltd. (The)                          1,057,000   6,017,035
    Hokkoku Bank, Ltd. (The)                       1,620,000   5,987,282
    Hokuetsu Bank, Ltd. (The)                      1,206,000   2,501,199
    Hyakugo Bank, Ltd. (The)                       1,441,609   5,861,977
    Hyakujushi Bank, Ltd. (The)                    1,507,000   5,491,639
    IBJ Leasing Co., Ltd.                             69,100   1,945,738
    Iwai Cosmo Holdings, Inc.                        105,900   1,328,426
#   Jimoto Holdings, Inc.                            132,800     291,784
    Jowa Holdings Co., Ltd.                           37,700   1,128,688
    Juroku Bank, Ltd. (The)                        1,985,000   7,771,817
    Kabuki-Za Co., Ltd.                               39,000   1,939,337
    Kagoshima Bank, Ltd. (The)                       910,000   6,125,504

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Financials -- (Continued)
    Kansai Urban Banking Corp.                     1,030,000 $1,227,573
    Keihanshin Building Co., Ltd.                    162,400    897,459
    Keiyo Bank, Ltd. (The)                         1,187,000  6,045,068
    Kita-Nippon Bank, Ltd. (The)                      50,006  1,230,814
*   Kiyo Bank Ltd (The)                              382,290  5,081,389
    Kobayashi Yoko Co., Ltd.                          36,700     98,681
#   Kyokuto Securities Co., Ltd.                       9,100    159,298
#   Land Business Co., Ltd.                           54,200    240,969
    Marusan Securities Co., Ltd.                     385,500  3,177,313
    Michinoku Bank, Ltd. (The)                       795,000  1,652,507
    Mie Bank, Ltd. (The)                             440,000    896,234
    Minato Bank, Ltd. (The)                        1,076,000  1,876,376
    Mito Securities Co., Ltd.                        274,000  1,315,755
    Miyazaki Bank, Ltd. (The)                        938,000  2,722,375
#   Money Partners Group Co., Ltd.                    52,400    147,662
    Musashino Bank, Ltd. (The)                       196,000  6,876,837
#   Nagano Bank, Ltd. (The)                          496,000    893,696
    Nanto Bank, Ltd. (The)                           918,000  3,634,752
*   New Real Property K.K.                            43,900         --
#   Nisshin Fudosan Co.                              105,500    841,603
    North Pacific Bank, Ltd.                       1,161,100  5,069,732
    Ogaki Kyoritsu Bank, Ltd. (The)                2,012,000  5,667,424
    Oita Bank, Ltd. (The)                            973,900  3,572,499
    Okasan Securities Group, Inc.                    396,000  3,424,316
    Relo Holdings, Inc.                               42,900  1,988,996
    Ricoh Leasing Co., Ltd.                           97,500  2,791,825
    SAMTY Co., Ltd.                                       45     43,094
    San-In Godo Bank, Ltd. (The)                     961,000  6,976,501
    Sankyo Frontier Co., Ltd.                          2,000     15,007
#   Sawada Holdings Co., Ltd.                        113,300  1,063,982
    Senshu Ikeda Holdings, Inc.                    1,024,200  5,045,059
    Shiga Bank, Ltd. (The)                           736,000  4,022,503
    Shikoku Bank, Ltd. (The)                       1,055,000  2,443,480
    SHIMANE BANK, Ltd. (The)                          15,600    205,082
    Shimizu Bank, Ltd. (The)                          46,300  1,302,111
#   Sumitomo Real Estate Sales Co., Ltd.              61,360  2,008,920
    Taiko Bank, Ltd. (The)                           189,000    420,633
    Takagi Securities Co., Ltd.                      183,000    704,763
    Takara Leben Co., Ltd.                            21,300     84,060
#   TOC Co., Ltd.                                    435,250  3,535,951
    Tochigi Bank, Ltd. (The)                         745,000  2,848,866
    Toho Bank, Ltd. (The)                          1,306,200  4,100,579
    Tohoku Bank, Ltd. (The)                          541,000    805,666
    Tokyo Rakutenchi Co., Ltd.                       218,000  1,092,462
    Tokyo Theatres Co., Inc.                         380,000    636,264
    Tokyo Tomin Bank, Ltd. (The)                     204,700  2,193,488
*   Tokyu Fudosan Holdings Corp.                     400,427  3,933,820
    Tomato Bank, Ltd.                                476,000    838,425
    TOMONY Holdings, Inc.                            854,850  3,229,205
#   Tosei Corp.                                       46,800    375,660
    Tottori Bank, Ltd. (The)                         332,000    638,979
    Towa Bank, Ltd. (The)                          1,623,000  1,484,372

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
Financials -- (Continued)
#   Toyo Securities Co., Ltd.                      380,000 $  1,301,613
    Tsukuba Bank, Ltd. (The)                       462,800    1,618,398
    Yachiyo Bank, Ltd. (The)                        72,300    1,972,275
    Yamagata Bank, Ltd. (The)                      805,500    3,354,064
    Yamanashi Chuo Bank, Ltd. (The)                938,000    3,960,287
                                                           ------------
Total Financials                                            248,593,302
                                                           ------------
Health Care -- (4.2%)
#   A.S. One Corp.                                  76,368    1,686,052
    ASKA Pharmaceutical Co., Ltd.                  131,000      972,196
    Biofermin Pharmaceutical Co., Ltd.               5,600      140,783
    BML, Inc.                                       60,900    2,080,785
#   CMIC Holdings Co., Ltd.                         63,300      870,242
    Create Medic Co., Ltd.                          28,000      269,866
    Daito Pharmaceutical Co., Ltd.                  44,100      635,392
    Eiken Chemical Co., Ltd.                        91,000    1,689,089
#   EPS Corp.                                        1,606    1,668,782
    FALCO SD HOLDINGS Co., Ltd.                     38,700      505,374
    Fuji Pharma Co., Ltd.                           36,500      648,896
    Fuso Pharmaceutical Industries, Ltd.           427,000    1,361,762
    Hitachi Medical Corp.                           86,000    1,203,437
    Hogy Medical Co., Ltd.                          66,800    3,886,780
    Iwaki & Co., Ltd.                              122,000      270,905
    Japan Medical Dynamic Marketing, Inc.           44,900      137,619
#   JMS Co., Ltd.                                  156,000      508,857
#   Kaken Pharmaceutical Co., Ltd.                 417,000    6,512,147
    Kawasumi Laboratories, Inc.                     67,700      440,159
    Kissei Pharmaceutical Co., Ltd.                106,300    2,460,824
    KYORIN Holdings, Inc.                          265,900    5,668,506
#   Mani, Inc.                                      12,100      464,188
#   Message Co., Ltd.                               81,400    2,297,663
#   Mochida Pharmaceutical Co., Ltd.                65,599    4,152,012
    Nagaileben Co., Ltd.                            58,000      957,128
    Nakanishi, Inc.                                  3,600      511,881
    Nichi-iko Pharmaceutical Co., Ltd.              81,100    2,021,882
    Nichii Gakkan Co.                              260,500    2,610,908
    Nihon Kohden Corp.                             180,100    7,417,704
    Nikkiso Co., Ltd.                              350,000    4,330,008
    Nippon Chemiphar Co., Ltd.                     180,000      844,109
    Nippon Shinyaku Co., Ltd.                      269,000    4,636,916
#   Nipro Corp.                                    372,600    3,414,480
    Nissui Pharmaceutical Co., Ltd.                 70,500      778,963
    Paramount Bed Holdings Co., Ltd.                73,400    2,537,203
#   Rion Co., Ltd.                                  23,000      348,464
    Rohto Pharmaceutical Co., Ltd.                 475,000    6,893,342
    Seikagaku Corp.                                179,800    2,332,681
    Ship Healthcare Holdings, Inc.                 185,700    7,620,076
    Shofu, Inc.                                     24,800      224,237
    Software Service, Inc.                          11,200      421,101
    Taiko Pharmaceutical Co., Ltd.                  40,700      701,148
    Techno Medica Co., Ltd.                         17,400      378,920
    Toho Holdings Co., Ltd.                        270,300    5,233,112

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Health Care -- (Continued)
    Tokai Corp/Gifu                                   43,400 $  1,153,585
    Torii Pharmaceutical Co., Ltd.                    65,200    1,690,635
#   Towa Pharmaceutical Co., Ltd.                     55,400    2,771,985
#   Tsukui Corp.                                     170,000    1,884,190
    Vital KSK Holdings, Inc.                         184,400    1,293,386
#*  Wakamoto Pharmaceutical Co., Ltd.                107,000      292,605
#   ZERIA Pharmaceutical Co., Ltd.                   105,599    2,503,449
                                                             ------------
Total Health Care                                             106,336,414
                                                             ------------
Industrials -- (26.4%)
#*  A&A Material Corp.                               127,000      193,239
    Advan Co., Ltd.                                   96,200    1,185,032
    Advanex, Inc.                                     73,000       93,859
    Aeon Delight Co., Ltd.                             9,600      186,548
    Aica Kogyo Co., Ltd.                             282,300    5,779,148
#   Aichi Corp.                                      172,400      911,488
    Aida Engineering, Ltd.                           302,300    2,922,203
    Alinco, Inc.                                      47,300      452,929
    Alps Logistics Co., Ltd.                          50,700      510,355
    Altech Corp.                                      43,850      470,420
    Anest Iwata Corp.                                169,000      828,526
    Asahi Diamond Industrial Co., Ltd.               303,800    2,949,166
#   Asahi Kogyosha Co., Ltd.                         124,000      445,385
#*  Asanuma Corp.                                    796,000    1,310,079
    Asia Air Survey Co., Ltd.                         26,000       80,310
    Asunaro Aoki Construction Co., Ltd.              154,000      900,181
    Bando Chemical Industries, Ltd.                  452,000    1,763,608
    Benefit One, Inc.                                 98,200      977,868
    Bunka Shutter Co., Ltd.                          284,000    1,592,403
    Central Glass Co., Ltd.                        1,125,000    3,912,593
    Central Security Patrols Co., Ltd.                43,700      411,668
    Chiyoda Integre Co., Ltd.                         50,800      879,801
    Chudenko Corp.                                   130,500    2,149,955
#   Chugai Ro Co., Ltd.                              384,000    1,004,995
    CKD Corp.                                        322,100    2,990,056
#   Cosel Co., Ltd.                                  127,900    1,601,331
    CTI Engineering Co., Ltd.                         60,700      547,116
    Dai-Dan Co., Ltd.                                156,000      833,713
    Daido Kogyo Co., Ltd.                            171,000      491,296
#   Daifuku Co., Ltd.                                505,000    6,493,984
    Daihatsu Diesel Manufacturing Co., Ltd.           74,000      380,016
    Daihen Corp.                                     586,000    2,503,726
#   Daiho Corp.                                      763,000    2,866,467
    Daiichi Jitsugyo Co., Ltd.                       238,000    1,020,745
#   Daiki Ataka Engineering Co., Ltd.                 63,000      303,166
#   Daiseki Co., Ltd.                                200,163    3,931,172
    Daiseki Eco. Solution Co., Ltd.                    7,200      144,303
    Daiwa Industries, Ltd.                           178,000    1,120,089
*   DANTO HOLDINGS Corp.                             165,000      201,907
    Denyo Co., Ltd.                                   85,100    1,048,348
    Dijet Industrial Co., Ltd.                        80,000      131,900
#   DMG Mori Seiki Co., Ltd.                         551,500    8,946,428

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Industrials -- (Continued)
    DMW Corp.                                          4,800 $   78,132
    Duskin Co., Ltd.                                 268,200  5,451,415
    Ebara Jitsugyo Co., Ltd.                          35,500    485,195
    Eidai Co., Ltd.                                   71,000    386,390
    Emori & Co., Ltd.                                 28,000    464,461
    en-japan, Inc.                                    47,500  1,060,937
#   Endo Lighting Corp.                               44,500  1,025,771
*   Enshu, Ltd.                                      281,000    459,971
*   Fudo Tetra Corp.                                 842,500  1,633,835
    Fujikura, Ltd.                                 2,042,000  9,317,972
#*  Fujisash Co., Ltd.                               296,200    735,932
    Fujitec Co., Ltd.                                384,000  4,721,847
    Fukuda Corp.                                     511,000  2,119,250
    Fukushima Industries Corp.                        66,400    892,686
#   Fukuyama Transporting Co., Ltd.                  666,400  4,259,489
*   FULLCAST Holdings Co., Ltd.                       42,600    124,206
    Funai Consulting, Inc.                           112,400    897,887
    Furukawa Co., Ltd.                             1,536,000  3,202,202
#   Furukawa Electric Co., Ltd.                    3,973,000  9,208,531
    Furusato Industries, Ltd.                         50,600    524,089
    Futaba Corp.                                     154,300  2,137,570
    Gecoss Corp.                                     112,400    867,999
    Glory, Ltd.                                      305,000  7,563,052
    Hamakyorex Co., Ltd.                              39,100  1,081,816
    Hanwa Co., Ltd.                                1,084,000  5,043,514
    Harmonic Drive Systems, Inc.                         700     15,070
#   Hazama Ando Corp.                                796,000  2,941,145
    Hibiya Engineering, Ltd.                         131,300  1,597,213
    Hisaka Works, Ltd.                               115,000  1,031,850
    Hitachi Koki Co., Ltd.                           291,400  2,136,046
#   Hitachi Metals Techno, Ltd.                       56,500    538,870
    Hitachi Transport System, Ltd.                   108,100  1,714,141
    Hitachi Zosen Corp.                              879,499  6,993,194
    Hokuetsu Industries Co., Ltd.                     85,000    274,480
    Hokuriku Electrical Construction Co., Ltd.        64,000    261,432
    Hosokawa Micron Corp.                            166,000  1,181,141
    Howa Machinery, Ltd.                              70,500    644,354
    Ichiken Co., Ltd.                                 87,000    165,830
    ICHINEN HOLDINGS Co., Ltd.                       100,300    716,880
#   Idec Corp.                                       149,200  1,339,740
    Iino Kaiun Kaisha, Ltd.                          260,200  1,713,598
    Inaba Denki Sangyo Co., Ltd.                     128,500  3,868,193
    Inaba Seisakusho Co., Ltd.                        58,800    764,009
    Inabata & Co., Ltd.                              317,300  3,111,966
#*  Inui Steamship Co., Ltd.                         128,800    506,103
    Inui Warehouse Co., Ltd.                          23,600    241,692
#   Iseki & Co., Ltd.                              1,003,000  3,261,151
#   Ishii Iron Works Co., Ltd.                        57,000    165,198
    Itoki Corp.                                      205,900  1,044,126
#*  Iwasaki Electric Co., Ltd.                       367,000    778,140
    Iwatani Corp.                                  1,022,000  4,706,865
    Jalux, Inc.                                       40,800    478,154

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Industrials -- (Continued)
#   Jamco Corp.                                       80,000 $1,133,770
#   Japan Airport Terminal Co., Ltd.                 155,700  3,775,266
#   Japan Foundation Engineering Co., Ltd.           162,500    698,325
    Japan Pulp & Paper Co., Ltd.                     469,000  1,514,898
    Japan Transcity Corp.                            249,000    827,665
    JK Holdings Co., Ltd.                             92,540    573,173
    Kamei Corp.                                      153,000  1,139,274
    Kanaden Corp.                                    116,000    774,349
    Kanagawa Chuo Kotsu Co., Ltd.                    192,000    991,855
    Kanamoto Co., Ltd.                               135,000  3,646,529
    Kandenko Co., Ltd.                               576,000  3,639,613
    Kanematsu Corp.                                2,253,625  3,056,960
*   Kanematsu-NNK Corp.                              125,000    211,720
    Katakura Industries Co., Ltd.                    132,100  1,567,229
    Kato Works Co., Ltd.                             296,000  2,029,447
#   KAWADA TECHNOLOGIES, Inc.                         62,300  1,853,614
    Kawasaki Kinkai Kisen Kaisha, Ltd.                99,000    294,927
#   Kawasaki Kisen Kaisha, Ltd.                      213,000    488,287
#   Keihin Co. Ltd/Minato-Ku Tokyo Japan             245,000    465,378
*   KI Holdings Co., Ltd.                             54,000    113,846
    King Jim Co., Ltd.                                30,400    213,486
    Kinki Sharyo Co., Ltd.                           185,000    565,529
    Kintetsu World Express, Inc.                      84,200  3,213,711
    Kitagawa Iron Works Co., Ltd.                    502,000  1,054,119
    Kitano Construction Corp.                        242,000    572,057
    Kitazawa Sangyo Co., Ltd.                         37,000     67,067
    Kito Corp.                                        46,900    739,547
    Kitz Corp.                                       508,700  2,191,991
    Koike Sanso Kogyo Co., Ltd.                      149,000    348,032
    Kokusai Co., Ltd.                                 19,600    181,920
    Kokuyo Co., Ltd.                                 455,525  3,486,000
#   KOMAIHALTEC, Inc.                                213,000    707,085
    Komatsu Wall Industry Co., Ltd.                   48,300  1,019,359
    Komori Corp.                                     407,800  6,412,688
    Kondotec, Inc.                                   114,100    870,612
#*  Kosaido Co., Ltd.                                284,200  1,647,113
    KRS Corp.                                         37,200    407,375
#   Kuroda Electric Co., Ltd.                        174,000  2,437,352
    Kyodo Printing Co., Ltd.                         540,000  1,503,636
*   Kyokuto Boeki Kaisha, Ltd.                        58,000    125,388
    Kyokuto Kaihatsu Kogyo Co., Ltd.                 210,100  2,627,052
    Kyoritsu Printing Co., Ltd.                        5,400     14,812
    Kyosan Electric Manufacturing Co., Ltd.          278,000    923,141
    Kyowa Exeo Corp.                                 482,300  5,727,079
    Kyudenko Corp.                                   225,000  1,353,579
*   Lonseal Corp.                                    116,000    147,995
    Maeda Corp.                                      845,000  6,079,622
    Maeda Road Construction Co., Ltd.                360,000  6,401,143
    Maezawa Industries, Inc.                          35,700    134,709
    Maezawa Kasei Industries Co., Ltd.                50,700    539,341
    Maezawa Kyuso Industries Co., Ltd.                52,800    689,320
    Makino Milling Machine Co., Ltd.                 576,000  3,771,587

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
Industrials -- (Continued)
    Marubeni Construction Material Lease Co., Ltd.    75,000 $   170,667
    Marufuji Sheet Piling Co., Ltd.                    7,000      18,756
    Maruka Machinery Co., Ltd.                        28,100     419,788
#   Maruyama Manufacturing Co., Inc.                 237,000     653,493
    Maruzen Showa Unyu Co., Ltd.                     309,000   1,134,805
    Matsuda Sangyo Co., Ltd.                          82,582   1,156,590
    Matsui Construction Co., Ltd.                    128,600     547,138
    Max Co., Ltd.                                    197,000   2,214,169
#   Meidensha Corp.                                  989,050   3,699,073
#   Meiji Shipping Co., Ltd.                         114,200     504,151
    Meisei Industrial Co., Ltd.                      221,000     949,050
    Meitec Corp.                                     156,900   4,182,431
    Meito Transportation Co., Ltd.                    22,000     144,992
#   Meiwa Corp.                                      166,400     549,804
    Mesco, Inc.                                       22,000     145,289
#   Minebea Co., Ltd.                              1,975,000  10,933,515
    Mirait Holdings Corp.                            358,985   3,185,008
    Mitani Corp.                                      64,700   1,397,488
#*  Mitsubishi Kakoki Kaisha, Ltd.                   369,000     738,353
    Mitsubishi Nichiyu Forklift Co., Ltd.            147,000     729,412
    Mitsubishi Pencil Co., Ltd.                      104,500   2,727,146
    Mitsuboshi Belting Co., Ltd.                     296,000   1,525,884
    Mitsui Engineering & Shipbuilding Co., Ltd.    4,170,000   8,185,614
#   Mitsui Matsushima Co., Ltd.                      761,000   1,182,724
#   Mitsui-Soko Co., Ltd.                            220,000   1,105,241
    Mitsumura Printing Co., Ltd.                      93,000     248,880
#   Miura Co., Ltd.                                  157,300   4,126,016
#*  Miyaji Engineering Group, Inc.                   674,175   1,495,206
    Morita Holdings Corp.                            239,000   2,102,359
    Moshi Moshi Hotline, Inc.                        240,800   3,026,761
#   NAC Co., Ltd.                                     50,800     914,360
#   Nachi-Fujikoshi Corp.                            913,000   4,482,487
    Nagase & Co., Ltd.                                94,800   1,180,895
    Nakabayashi Co., Ltd.                            217,000     473,426
    Nakano Corp.                                       5,500      14,077
    Namura Shipbuilding Co., Ltd.                    182,100   2,636,857
    Narasaki Sangyo Co., Ltd.                         56,000     115,996
    NDS Co., Ltd.                                    231,000     665,696
    NEC Capital Solutions, Ltd.                       45,100   1,117,760
#   Nichias Corp.                                    553,000   3,741,314
    Nichiban Co., Ltd.                               122,000     476,900
    Nichiden Corp.                                    24,500     577,533
    Nichiha Corp.                                    132,380   1,899,711
    Nichireki Co., Ltd.                              138,000   1,428,411
#   Nihon M&A Center, Inc.                            19,300   1,488,523
    Nikkato Corp.                                        700       3,035
    Nikko Co., Ltd.                                  149,000     866,153
    Nippo Corp.                                      315,000   5,909,702
#   Nippon Carbon Co., Ltd.                          663,000   1,292,101
*   Nippon Conveyor Co., Ltd.                        170,000     263,931
    Nippon Densetsu Kogyo Co., Ltd.                  211,000   2,637,490
    Nippon Filcon Co., Ltd.                           70,900     317,262

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Industrials -- (Continued)
    Nippon Hume Corp.                                112,000 $1,012,996
#   Nippon Jogesuido Sekkei Co., Ltd.                 29,500    372,108
#   Nippon Kanzai Co., Ltd.                           43,000    781,916
    Nippon Koei Co., Ltd.                            372,000  1,750,014
    Nippon Konpo Unyu Soko Co., Ltd.                 313,300  5,461,382
#   Nippon Parking Development Co., Ltd.               7,887    611,403
    Nippon Rietec Co., Ltd.                            7,000     51,037
    Nippon Road Co., Ltd. (The)                      395,000  2,460,082
    Nippon Seisen Co., Ltd.                          103,000    470,693
#   Nippon Sharyo, Ltd.                              391,000  2,061,426
#*  Nippon Sheet Glass Co., Ltd.                   5,424,000  7,034,712
    Nippon Signal Co., Ltd.                          291,200  2,214,593
    Nippon Steel & Sumikin Bussan                    882,599  2,684,013
    Nippon Steel & Sumikin Texeng                    274,000  1,116,981
    Nippon Thompson Co., Ltd.                        375,000  2,040,986
    Nippon Tungsten Co., Ltd.                         62,000    100,228
    Nishi-Nippon Railroad Co., Ltd.                  627,000  2,401,978
    Nishimatsu Construction Co., Ltd.              1,855,000  6,548,878
    Nishio Rent All Co., Ltd.                         84,700  2,292,377
#   Nissei ASB Machine Co., Ltd.                       6,900    146,097
#   Nissei Corp.                                      37,900    347,409
    Nissei Plastic Industrial Co., Ltd.              265,600  1,732,895
#   Nisshinbo Holdings, Inc.                         834,000  7,366,107
    Nissin Corp.                                     377,000  1,105,766
#   Nissin Electric Co., Ltd.                        284,000  1,806,592
    Nitta Corp.                                      112,800  2,375,859
    Nitto Boseki Co., Ltd.                           838,000  3,896,316
    Nitto Kogyo Corp.                                149,000  2,355,771
    Nitto Kohki Co., Ltd.                             68,300  1,290,568
    Nitto Seiko Co., Ltd.                            138,000    510,738
    Nittoc Construction Co., Ltd.                    154,100    672,936
#   Nittoku Engineering Co., Ltd.                     79,500    706,296
    Noda Corp.                                       158,100    942,540
    Nomura Co., Ltd.                                 220,000  1,994,424
    Noritake Co., Ltd/Nagoya                         588,000  1,598,845
    Noritz Corp.                                     164,200  3,806,002
#*  NS United Kaiun Kaisha, Ltd.                     574,000  1,740,869
#*  NTN Corp.                                        982,000  4,720,324
#   Obara Group, Inc.                                 58,700  1,484,883
    Obayashi Road Corp.                              175,000  1,027,162
#   Oiles Corp.                                      138,142  3,086,495
    Okabe Co., Ltd.                                  217,600  2,913,372
*   Okamoto Machine Tool Works, Ltd.                 166,000    211,727
#   Okamura Corp.                                    364,900  2,637,173
*   OKI Electric Cable Co., Ltd.                      90,000    154,774
#   OKK Corp.                                        419,000    611,568
#   OKUMA Corp.                                      792,000  6,690,276
    Okumura Corp.                                    951,400  4,517,399
    Onoken Co., Ltd.                                  75,600    909,193
    Organo Corp.                                     221,000  1,071,326
    OSG Corp.                                        401,700  6,498,156
#   Outsourcing, Inc.                                 28,700    288,564

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Industrials -- (Continued)
#   Oyo Corp.                                        109,600 $1,810,516
#   Pasco Corp.                                      101,000    419,669
    Pasona Group, Inc.                                   969    759,254
    Penta-Ocean Construction Co., Ltd.             1,646,000  4,976,595
    Pilot Corp.                                       81,100  3,080,033
    Prestige International, Inc.                      65,200    612,107
    Pronexus, Inc.                                   133,200    865,253
#   PS Mitsubishi Construction Co., Ltd.              37,300    198,121
    Raito Kogyo Co., Ltd.                            286,500  2,378,633
    Rheon Automatic Machinery Co., Ltd.               64,000    186,646
    Ryobi, Ltd.                                      710,200  3,138,765
    Sakai Heavy Industries, Ltd.                     224,000    924,106
    Sakai Moving Service Co., Ltd.                    10,300    323,007
    Sanki Engineering Co., Ltd.                      340,000  2,122,854
#   Sanko Metal Industrial Co., Ltd.                 136,000    380,997
    Sankyo Tateyama, Inc.                            171,000  3,613,676
    Sankyu, Inc.                                   1,545,000  5,530,234
    Sanritsu Corp.                                     9,500     51,528
#   Sanwa Holdings Corp.                           1,215,000  7,786,723
    Sanyo Denki Co., Ltd.                            223,000  1,457,493
    Sanyo Engineering & Construction, Inc.            48,000    207,309
    Sanyo Industries, Ltd.                            99,000    187,610
#*  Sasebo Heavy Industries Co., Ltd.                701,000    730,149
#   Sata Construction Co., Ltd.                      384,000    618,593
#   Sato Holdings Corp.                              115,100  2,334,976
    Sato Shoji Corp.                                  65,300    399,752
    SBS Holdings, Inc.                                 6,000     88,575
    Secom Joshinetsu Co., Ltd.                        33,900    838,516
    Seibu Electric Industry Co., Ltd.                 67,000    297,660
    Seika Corp.                                      322,000    784,580
#*  Seikitokyu Kogyo Co., Ltd.                       713,000  1,026,947
    Seino Holdings Co., Ltd.                         731,000  7,219,534
    Sekisui Jushi Corp.                              168,000  2,445,973
#   Senko Co., Ltd.                                  497,000  2,680,426
#   Senshu Electric Co., Ltd.                         37,300    455,976
#   Shibusawa Warehouse Co., Ltd. (The)              265,000  1,130,942
    Shibuya Kogyo Co., Ltd.                           44,100    834,937
    Shima Seiki Manufacturing, Ltd.                  152,300  3,124,572
    Shin Nippon Air Technologies Co., Ltd.            88,780    557,446
    Shin-Keisei Electric Railway Co., Ltd.           182,000    700,382
    Shinmaywa Industries, Ltd.                       473,000  3,705,926
    Shinnihon Corp.                                  194,800    678,475
    Shinsho Corp.                                    254,000    526,437
    Shinwa Co. Ltd/Nagoya                              8,400     97,609
    Shoko Co., Ltd.                                  390,000    627,832
#   Showa Aircraft Industry Co., Ltd.                 27,000    312,717
#   Sinfonia Technology Co., Ltd.                    574,000  1,017,731
#   Sinko Industries, Ltd.                            87,000    716,710
    Sintokogio, Ltd.                                 259,800  1,954,942
    Soda Nikka Co., Ltd.                              67,000    282,968
    Sodick Co., Ltd.                                 259,300  1,212,080
    Sohgo Security Services Co., Ltd.                338,100  6,834,701

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Industrials -- (Continued)
    Sotetsu Holdings, Inc.                           625,000 $2,324,778
#   Space Co., Ltd.                                   73,420    683,873
    Srg Takamiya Co., Ltd.                            10,200     89,361
    Subaru Enterprise Co., Ltd.                       59,000    227,275
    Sugimoto & Co., Ltd.                              34,100    313,149
    Sumitomo Densetsu Co., Ltd.                       98,100  1,448,908
#*  Sumitomo Mitsui Construction Co., Ltd.         2,130,400  2,783,067
    Sumitomo Precision Products Co., Ltd.            180,000    778,589
    Sumitomo Warehouse Co., Ltd. (The)               754,000  4,422,103
*   SWCC Showa Holdings Co., Ltd.                  1,732,000  1,976,056
    Tadano, Ltd.                                     213,579  2,936,982
    Taihei Dengyo Kaisha, Ltd.                       193,000  1,359,041
    Taiheiyo Kouhatsu, Inc.                          353,000    392,719
    Taikisha, Ltd.                                   162,300  3,772,641
#   Takada Kiko Co., Ltd.                             90,000    208,280
    Takano Co., Ltd.                                  51,100    251,244
#   Takaoka Toko Holdings Co., Ltd.                   44,820    910,302
    Takara Printing Co., Ltd.                         38,055    263,058
    Takara Standard Co., Ltd.                        509,000  4,095,310
    Takasago Thermal Engineering Co., Ltd.           328,800  2,747,838
#   Takashima & Co., Ltd.                            192,000    541,962
#   Takeei Corp.                                      83,400  1,312,255
#   Takeuchi Manufacturing Co., Ltd.                  66,400  1,400,589
#   Takigami Steel Construction Co., Ltd. (The)       50,000    200,755
#   Takisawa Machine Tool Co., Ltd.                  349,000    520,320
#   Takuma Co., Ltd.                                 392,000  3,341,219
#   Tanseisha Co., Ltd.                              106,000    716,577
    Tatsuta Electric Wire and Cable Co., Ltd.        260,200  1,837,183
    TECHNO ASSOCIE Co., Ltd.                          58,400    601,185
    Techno Ryowa, Ltd.                                71,390    331,158
#   Teikoku Electric Manufacturing Co., Ltd.          35,300    830,981
    Teikoku Sen-I Co., Ltd.                          119,000  1,093,651
#*  Tekken Corp.                                     763,000  2,495,008
#   Temp Holdings Co., Ltd.                           48,600  1,415,619
#   Teraoka Seisakusho Co., Ltd.                      53,600    218,108
#*  Toa Corp.                                      1,060,000  2,575,937
    TOA ROAD Corp.                                   246,000  1,342,644
#*  Tobishima Corp.                                  640,500  1,215,944
    Tocalo Co., Ltd.                                  81,900  1,340,903
    Toda Corp.                                     1,143,000  4,178,614
    Toenec Corp.                                     212,000  1,322,348
    TOKAI Holdings Corp.                             484,300  1,715,229
    Tokai Lease Co., Ltd.                            154,000    280,932
    Tokyo Energy & Systems, Inc.                     143,000    760,933
#   Tokyo Keiki, Inc.                                319,000    988,836
#*  Tokyo Kikai Seisakusho, Ltd.                     225,000    273,926
    Tokyo Sangyo Co., Ltd.                            81,000    277,315
#*  Tokyu Construction Co., Ltd.                     102,920    604,771
    Toli Corp.                                       252,000    529,973
#   Tomoe Corp.                                      150,100    767,710
#   Tomoe Engineering Co., Ltd.                       36,200    576,447
    Tonami Holdings Co., Ltd.                        331,000    722,309

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Industrials -- (Continued)
    Toppan Forms Co., Ltd.                           280,000 $  2,611,447
    Torishima Pump Manufacturing Co., Ltd.           111,200      989,976
    Toshiba Machine Co., Ltd.                        641,000    3,315,198
    Toshiba Plant Systems & Services Corp.           228,450    4,030,852
#   Tosho Printing Co., Ltd.                         243,000      651,170
    Totetsu Kogyo Co., Ltd.                          140,300    3,159,868
#   Toyo Construction Co., Ltd.                      340,800    1,204,148
#   Toyo Denki Seizo - Toyo Electric
      Manufacturing Co., Ltd.                        213,000      695,439
    Toyo Engineering Corp.                           653,400    2,784,115
    Toyo Machinery & Metal Co., Ltd.                  42,400      167,804
#   Toyo Tanso Co., Ltd.                              68,900    1,305,791
#   Toyo Wharf & Warehouse Co., Ltd.                 317,000      858,974
    Trancom Co., Ltd.                                 40,000    1,251,573
    Trinity Industrial Corp.                          19,000       81,248
    Trusco Nakayama Corp.                            107,400    2,286,585
    Tsubakimoto Chain Co.                            779,700    5,165,432
    Tsubakimoto Kogyo Co., Ltd.                      117,000      315,714
#*  Tsudakoma Corp.                                  272,000      446,235
#   Tsugami Corp.                                    368,000    1,849,680
    Tsukishima Kikai Co., Ltd.                       127,000    1,337,406
    Tsurumi Manufacturing Co., Ltd.                   94,000      963,018
    TTK Co., Ltd.                                     62,000      269,579
    Uchida Yoko Co., Ltd.                            331,000      971,166
#   Ueki Corp.                                       364,000      810,557
    Union Tool Co.                                    64,700    1,487,242
    Ushio, Inc.                                      267,800    3,382,551
    Utoc Corp.                                        92,900      307,193
#*  Wakachiku Construction Co., Ltd.               1,204,000    1,635,218
    Wakita & Co., Ltd.                               197,000    2,565,308
#   Weathernews, Inc.                                 37,900      819,744
#   Yahagi Construction Co., Ltd.                    147,200    1,030,990
    YAMABIKO Corp.                                    34,482    1,054,552
    Yamato Corp.                                      82,000      298,661
    Yamaura Corp.                                     25,000       74,502
    Yamazen Corp.                                    305,500    1,937,327
    Yasuda Warehouse Co., Ltd. (The)                 100,100    1,250,045
    Yokogawa Bridge Holdings Corp.                   170,400    2,426,594
    Yondenko Corp.                                   132,800      469,030
    Yuasa Trading Co., Ltd.                          996,000    2,011,072
    Yuken Kogyo Co., Ltd.                            183,000      404,041
    Yurtec Corp.                                     256,000      831,483
    Yusen Logistics Co., Ltd.                        103,200    1,165,156
#   Yushin Precision Equipment Co., Ltd.              29,134      590,711
                                                             ------------
Total Industrials                                             677,590,975
                                                             ------------
Information Technology -- (9.2%)
#   A&D Co., Ltd.                                     94,100      614,051
    Ai Holdings Corp.                                255,500    3,274,035
    Aichi Tokei Denki Co., Ltd.                      192,000      561,362
#   Aiphone Co., Ltd.                                 84,900    1,390,495
#   Allied Telesis Holdings KK                       470,700      450,718
    Alpha Systems, Inc.                               35,560      486,449

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Information Technology -- (Continued)
*   Alps Electric Co., Ltd.                        1,084,100 $9,513,585
    Amano Corp.                                      351,700  3,445,665
    Anritsu Corp.                                        500      6,556
    AOI Electronic Co., Ltd.                          35,200    532,728
    Argo Graphics, Inc.                               25,600    419,538
    Arisawa Manufacturing Co., Ltd.                  186,600  1,260,207
    Asahi Net, Inc.                                   74,000    367,147
#   Axell Corp.                                       43,600    832,774
    Azbil Corp.                                      168,100  4,050,307
    Bit-isle, Inc.                                   112,900    968,294
    CAC Corp.                                         72,400    643,521
    Canon Electronics, Inc.                          127,100  2,375,634
    Chino Corp.                                      165,000    385,117
    CMK Corp.                                        263,200    758,472
    Computer Engineering & Consulting, Ltd.           69,400    441,824
    CONEXIO Corp.                                     99,100    852,484
    Core Corp.                                        37,100    281,644
    Cresco, Ltd.                                      23,200    180,178
    Cybernet Systems Co., Ltd.                        12,000     42,121
    Cybozu, Inc.                                       1,157    337,901
#   Dai-ichi Seiko Co., Ltd.                          53,200    816,075
#   Daishinku Corp.                                  193,000    730,359
    Daito Electron Co., Ltd.                           5,900     24,677
    Daiwabo Holdings Co., Ltd.                     1,152,000  2,207,672
    Denki Kogyo Co., Ltd.                            319,000  2,113,329
#   DKK-Toa Corp.                                     38,200    201,040
    DTS Corp.                                        114,800  1,965,546
    Eizo Corp.                                        99,300  2,443,569
    Elecom Co., Ltd.                                  43,500    617,537
#   Elematec Corp.                                    39,871    580,521
#   EM Systems Co., Ltd.                              10,800    219,914
#   Enplas Corp.                                      45,000  2,966,634
#   ESPEC Corp.                                      123,100    958,592
    Excel Co., Ltd.                                   36,400    432,735
#   Faith, Inc.                                       27,910    293,714
#   Ferrotec Corp.                                   179,000    880,015
#   Fuji Electronics Co., Ltd.                        55,100    755,003
    Fuji Soft, Inc.                                  120,000  2,385,894
    Fujitsu Frontech, Ltd.                            77,500    636,081
#   Furuno Electric Co., Ltd.                         86,500    564,972
    Furuya Metal Co., Ltd.                            10,800    294,113
    Future Architect, Inc.                           114,800    671,456
    GMO Payment Gateway, Inc.                         11,700    386,832
#   Gree, Inc.                                        70,200    603,756
#   Gurunavi, Inc.                                    83,100  1,793,746
    Hakuto Co., Ltd.                                  85,700    828,710
#   Hioki EE Corp.                                    45,400    648,225
    Hitachi Kokusai Electric, Inc.                   189,500  2,545,850
    Hochiki Corp.                                     97,000    489,528
    Hokuriku Electric Industry Co., Ltd.             398,000    556,883
    Horiba, Ltd.                                     218,850  7,996,873
    Hosiden Corp.                                    351,400  1,920,699

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
Information Technology -- (Continued)
    I-Net Corp/Kanagawa                             47,800 $  350,699
    Icom, Inc.                                      49,700  1,147,331
#*  Ikegami Tsushinki Co., Ltd.                    268,000    290,364
    Ines Corp.                                     202,300  1,339,841
#   Infocom Corp.                                   73,800    650,670
    Information Services International-Dentsu,
      Ltd.                                          76,700    865,614
    Innotech Corp.                                  92,200    425,223
    Internet Initiative Japan, Inc.                141,600  3,974,044
    Iriso Electronics Co., Ltd.                     45,400  1,789,287
    IT Holdings Corp.                              448,301  6,439,577
    Itfor, Inc.                                     99,500    411,072
    Iwatsu Electric Co., Ltd.                      541,000    547,032
    Japan Aviation Electronics Industry, Ltd.      349,600  3,519,621
    Japan Digital Laboratory Co., Ltd.             117,300  1,400,018
#*  Japan Radio Co., Ltd.                          304,000  1,146,590
    Jastec Co., Ltd.                                61,400    538,059
#   JBCC Holdings, Inc.                             84,900    788,884
#*  Justsystems Corp.                              165,300  1,592,850
    Kaga Electronics Co., Ltd.                     116,400  1,171,150
    Kanematsu Electronics, Ltd.                     83,100  1,082,351
#*  KLab, Inc.                                     128,600  1,034,267
    Koa Corp.                                      189,200  1,778,807
    Kyoden Co., Ltd.                                 1,300      1,880
#   Kyoei Sangyo Co., Ltd.                          97,000    190,823
    Kyowa Electronics Instruments Co., Ltd.         56,000    245,084
    LAC Co., Ltd.                                   61,400    380,127
#   Lasertec Corp.                                  97,400  1,006,232
    Macnica, Inc.                                   57,900  1,569,846
#   Macromill, Inc.                                211,600  1,331,199
    Marubun Corp.                                   98,500    453,936
#   Maruwa Co. Ltd/Aichi                            53,800  1,953,019
    Marvelous AQL, Inc.                            163,400  1,008,989
    Megachips Corp.                                104,400  1,710,598
#*  Meiko Electronics Co., Ltd.                     70,200    533,963
#   Melco Holdings, Inc.                            77,000  1,054,668
    Micronics Japan Co., Ltd.                       28,000    187,157
    Mimasu Semiconductor Industry Co., Ltd.         94,181    825,353
#   Miraial Co., Ltd.                               33,800    548,266
    Miroku Jyoho Service Co., Ltd.                  99,500    395,413
    Mitsubishi Research Institute, Inc.             23,300    505,987
    Mitsui High-Tec, Inc.                          146,300  1,036,591
#   Mitsui Knowledge Industry Co., Ltd.            364,300    571,176
*   Mitsumi Electric Co., Ltd.                     560,900  3,782,381
#   MTI, Ltd.                                       36,800    462,772
#   Mutoh Holdings Co., Ltd.                       101,000    437,001
    Nagano Keiki Co., Ltd.                           5,500     38,301
    Nakayo Telecommunications, Inc.                411,000  1,370,851
    NEC Fielding, Ltd.                              97,600  1,102,330
    NEC Networks & System Integration Corp.        140,600  3,540,203
#   NET One Systems Co., Ltd.                      493,600  3,443,285
#   Nichicon Corp.                                 302,300  3,165,944
    Nidec Copal Electronics Corp.                   87,400    540,195

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
Information Technology -- (Continued)
    NIFTY Corp.                                     47,400 $  617,911
#   Nihon Dempa Kogyo Co., Ltd.                    105,700    984,012
    Nihon Unisys, Ltd.                             272,875  2,433,453
#   Nippon Ceramic Co., Ltd.                        88,600  1,292,815
*   Nippon Chemi-Con Corp.                         781,000  3,529,511
    Nippon Kodoshi Corp.                             6,200     73,680
    Nippon Systemware Co., Ltd.                     27,900    117,412
    Nohmi Bosai, Ltd.                              135,000  1,363,425
#   NS Solutions Corp.                              97,800  2,229,935
    NSD Co., Ltd.                                  202,500  2,476,688
    Nuflare Technology, Inc.                        15,200  2,034,983
    OBIC Business Consultants, Ltd.                 44,300  1,529,793
*   Ohara, Inc.                                     47,600    296,113
    Okaya Electric Industries Co., Ltd.             73,000    253,443
    ONO Sokki Co., Ltd.                            114,000    505,744
    Optex Co., Ltd.                                 59,300    974,915
#   Origin Electric Co., Ltd.                      168,000    565,094
#   Osaki Electric Co., Ltd.                       173,000  1,140,528
    Panasonic Industrial Devices SUNX Co., Ltd.    110,800    509,107
    Panasonic Information Systems                   15,700    415,880
    PCA Corp.                                        2,500     30,505
    Riken Keiki Co., Ltd.                           82,300    630,526
    Riso Kagaku Corp.                               91,800  2,044,969
    Ryoden Trading Co., Ltd.                       173,000  1,183,125
    Ryosan Co., Ltd.                               189,600  3,671,085
    Ryoyo Electro Corp.                            113,200  1,037,181
#   Sanken Electric Co., Ltd.                      610,000  3,366,317
    Sanshin Electronics Co., Ltd.                  154,200  1,006,667
    Satori Electric Co., Ltd.                       79,080    477,782
    Saxa Holdings, Inc.                            307,000    495,513
    Shibaura Electronics Co., Ltd.                  15,900    201,529
#*  Shibaura Mechatronics Corp.                    199,000    496,322
    Shindengen Electric Manufacturing Co., Ltd.    410,000  2,638,214
#   Shinkawa, Ltd.                                  68,300    442,449
    Shinko Electric Industries Co., Ltd.           403,000  3,592,677
    Shinko Shoji Co., Ltd.                         125,200  1,071,502
    Shizuki Electric Co., Inc.                     103,000    399,510
#   Siix Corp.                                      87,200  1,064,149
#   SMK Corp.                                      347,000  1,669,389
    Softbank Technology Corp.                       10,000    178,864
*   Softbrain Co., Ltd.                              7,700     10,678
    Soshin Electric Co., Ltd.                        4,600     17,284
#   Square Enix Holdings Co., Ltd.                 372,200  5,998,638
    SRA Holdings                                    51,300    573,752
    Star Micronics Co., Ltd.                       221,600  2,384,594
    Sumida Corp.                                    86,249    411,361
    Sun-Wa Technos Corp.                            16,500    153,681
    Systena Corp.                                  117,600    858,278
#*  Tabuchi Electric Co., Ltd.                      21,000    111,652
    Tachibana Eletech Co., Ltd.                     63,300    725,279
#   Taiyo Yuden Co., Ltd.                          619,100  7,935,573
    Tamura Corp.                                   422,000  1,109,917

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Information Technology -- (Continued)
    Tecmo Koei Holdings Co., Ltd.                    150,730 $  1,709,750
    Teikoku Tsushin Kogyo Co., Ltd.                  215,000      385,604
    TKC Corp.                                        110,100    1,828,123
#   Tokyo Electron Device, Ltd.                       34,200      532,649
    Tokyo Seimitsu Co., Ltd.                         216,900    4,141,518
    Tomen Devices Corp.                                2,400       41,124
    Tomen Electronics Corp.                           61,000      692,184
    Tose Co., Ltd.                                    22,100      154,275
    Toshiba TEC Corp.                                697,000    4,292,982
    Toukei Computer Co., Ltd.                         26,810      394,415
    Towa Corp.                                       112,000      644,258
    Toyo Corp.                                       153,600    1,713,492
    Transcosmos, Inc.                                137,700    2,382,664
    UKC Holdings Corp.                                59,800    1,192,046
*   Ulvac, Inc.                                      238,300    2,436,880
#*  Uniden Corp.                                     377,000      937,970
#   UT Holdings Co., Ltd.                            144,600      593,039
#   Wellnet Corp.                                     31,500      448,323
    Y A C Co., Ltd.                                   37,700      239,220
*   Yamaichi Electronics Co., Ltd.                    75,700      188,785
    Yashima Denki Co., Ltd.                            7,700       33,254
    Yokowo Co., Ltd.                                  84,300      478,373
#   Zappallas, Inc.                                   52,200      387,935
#   Zuken, Inc.                                       94,600      781,333
                                                             ------------
Total Information Technology                                  236,643,878
                                                             ------------
Materials -- (10.5%)
#   Achilles Corp.                                   874,000    1,450,374
    ADEKA Corp.                                      494,600    5,815,821
#   Agro-Kanesho Co., Ltd.                            14,000       98,600
    Aichi Steel Corp.                                587,000    3,008,875
    Alconix Corp.                                     25,700      529,975
    Arakawa Chemical Industries, Ltd.                 79,200      795,541
#   Araya Industrial Co., Ltd.                       276,000      501,858
    Asahi Holdings, Inc.                             139,150    2,294,085
    Asahi Organic Chemicals Industry Co., Ltd.       391,000      877,409
    Asahi Printing Co., Ltd.                             800       19,900
    C Uyemura & Co., Ltd.                             17,800      754,527
*   Carlit Holdings Co., Ltd.                         67,500      339,403
    Chuetsu Pulp & Paper Co., Ltd.                   568,000      920,149
#*  Chugai Mining Co., Ltd.                        1,012,400      351,028
    Chugoku Marine Paints, Ltd.                      341,000    1,947,967
    Chuo Denki Kogyo Co., Ltd.                       100,100      338,999
#*  Co-Op Chemical Co., Ltd.                         159,000      227,350
    Dai Nippon Toryo Co., Ltd.                       683,000    1,158,791
    Dai-Ichi Kogyo Seiyaku Co., Ltd.                 197,000      487,265
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.             8,200      249,291
    Daiken Corp.                                     401,000    1,092,089
    Daiki Aluminium Industry Co., Ltd.               142,000      399,763
    Dainichiseika Color & Chemicals Manufacturing
      Co., Ltd.                                      376,000    1,564,016
#   Daio Paper Corp.                                 526,500    3,898,060
    Daiso Co., Ltd.                                  411,000    1,247,391

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Materials -- (Continued)
#   DC Co., Ltd.                                     113,900 $  834,085
    Denki Kagaku Kogyo KK                            387,000  1,622,976
    Dynapac Co., Ltd.                                 25,000     61,573
#   Earth Chemical Co., Ltd.                          42,600  1,582,413
#   FP Corp.                                          68,000  5,254,380
    Fuji Seal International, Inc.                    121,900  3,678,392
    Fujikura Kasei Co., Ltd.                         138,000    752,562
    Fujimi, Inc.                                     108,700  1,460,435
    Fujimori Kogyo Co., Ltd.                          69,200  2,059,778
#   Fumakilla, Ltd.                                   45,000    131,543
    Fuso Chemical Co., Ltd.                            2,900     72,447
    Godo Steel, Ltd.                                 899,000  1,652,726
#   Gun-Ei Chemical Industry Co., Ltd.               276,000  1,366,043
    Harima Chemicals Group, Inc.                      73,300    363,297
#   Hodogaya Chemical Co., Ltd.                      289,000    595,809
    Hokkan Holdings, Ltd.                            283,000    894,425
    Hokko Chemical Industry Co., Ltd.                 90,000    272,408
#   Hokuetsu Kishu Paper Co., Ltd.                   862,199  4,017,271
    Honshu Chemical Industry Co., Ltd.                14,000     86,422
#   Ihara Chemical Industry Co., Ltd.                211,000  1,586,251
    Ise Chemical Corp.                                83,000    717,374
*   Ishihara Sangyo Kaisha, Ltd.                   1,854,500  1,720,060
#   Ishizuka Glass Co., Ltd.                         119,000    451,824
    JCU Corp.                                         11,900    487,930
    JSP Corp.                                        103,900  1,652,727
#*  Kanto Denka Kogyo Co., Ltd.                       91,000    194,449
    Katakura Chikkarin Co., Ltd.                      43,000    119,790
    Kawakin Holdings Co., Ltd.                        11,000     31,350
    Kawasaki Kasei Chemicals, Ltd.                    84,000    110,358
    Koatsu Gas Kogyo Co., Ltd.                       163,493    908,961
    Kogi Corp.                                        30,000     60,837
    Kohsoku Corp.                                     61,900    591,411
    Konishi Co., Ltd.                                 87,400  1,761,489
    Krosaki Harima Corp.                             260,000    644,366
#   Kumiai Chemical Industry Co., Ltd.               271,000  2,011,654
    Kureha Corp.                                     736,500  2,840,306
    Kurimoto, Ltd.                                   702,000  2,000,727
#   Kyoei Steel, Ltd.                                 95,200  1,970,069
    Kyowa Leather Cloth Co., Ltd.                     71,700    327,156
    Lintec Corp.                                     264,300  5,481,745
    MEC Co., Ltd.                                     76,500    324,894
    Mitani Sekisan Co., Ltd.                          17,000    269,016
#*  Mitsubishi Paper Mills, Ltd.                   1,542,000  1,398,277
    Mitsubishi Steel Manufacturing Co., Ltd.         743,000  2,108,950
    Mitsui Mining & Smelting Co., Ltd.             3,353,000  8,547,456
#   MORESCO Corp.                                     12,300    198,016
    Mory Industries, Inc.                            156,000    656,922
*   Nakayama Steel Works, Ltd.                       422,000    483,672
    Neturen Co., Ltd.                                154,500  1,362,729
#*  New Japan Chemical Co., Ltd.                     182,300    564,255
    Nichia Steel Works, Ltd.                         175,900    643,390
    Nihon Kagaku Sangyo Co., Ltd.                     78,000    551,013

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
Materials -- (Continued)
    Nihon Nohyaku Co., Ltd.                          252,000 $3,020,517
    Nihon Parkerizing Co., Ltd.                      271,000  5,294,000
    Nihon Yamamura Glass Co., Ltd.                   491,000    904,653
#   Nippon Carbide Industries Co., Inc.              369,000  1,206,166
#*  Nippon Chemical Industrial Co., Ltd.             491,000    826,784
    Nippon Chutetsukan KK                            113,000    282,531
    Nippon Coke & Engineering Co., Ltd.            1,410,500  1,787,337
#   Nippon Concrete Industries Co., Ltd.             180,000  1,008,361
#   Nippon Denko Co., Ltd.                           514,000  1,496,914
    Nippon Fine Chemical Co., Ltd.                    85,600    560,211
#   Nippon Kasei Chemical Co., Ltd.                  183,000    266,769
#*  Nippon Kinzoku Co., Ltd.                         264,000    366,298
#*  Nippon Koshuha Steel Co., Ltd.                   458,000    503,797
    Nippon Light Metal Holdings Co., Ltd.          3,010,700  4,310,639
#   Nippon Paper Industries Co., Ltd.                174,000  2,772,513
    Nippon Pillar Packing Co., Ltd.                  113,000    775,201
    Nippon Soda Co., Ltd.                            785,000  4,809,234
    Nippon Synthetic Chemical Industry Co., Ltd.
      (The)                                          289,000  2,786,331
#   Nippon Valqua Industries, Ltd.                   465,000  1,302,813
#*  Nippon Yakin Kogyo Co., Ltd.                       2,000      6,627
    Nisshin Steel Holdings Co., Ltd.                 453,992  6,053,499
    Nittetsu Mining Co., Ltd.                        375,000  2,151,813
#   Nitto FC Co., Ltd.                                72,000    436,418
    NOF Corp.                                        833,000  5,792,184
    Okamoto Industries, Inc.                         414,000  1,320,144
    Okura Industrial Co., Ltd.                       305,000  1,080,539
    Osaka Organic Chemical Industry, Ltd.             66,000    302,151
    Osaka Steel Co., Ltd.                             77,700  1,486,869
#   OSAKA Titanium Technologies Co.                   91,200  1,990,363
#   Pacific Metals Co., Ltd.                         823,000  3,015,879
    Pack Corp. (The)                                  75,200  1,441,692
#*  Rasa Industries, Ltd.                            430,000    945,568
    Rengo Co., Ltd.                                1,219,000  6,519,768
    Riken Technos Corp.                              203,000    910,234
    Sakai Chemical Industry Co., Ltd.                535,000  1,772,130
    Sakata INX Corp.                                 242,000  2,296,865
    Sanyo Chemical Industries, Ltd.                  347,000  2,388,109
    Sanyo Special Steel Co., Ltd.                    592,300  3,194,041
    Seiko PMC Corp.                                   13,500     66,179
    Sekisui Plastics Co., Ltd.                       235,000    664,450
    Shikoku Chemicals Corp.                          239,000  1,739,994
    Shin-Etsu Polymer Co., Ltd.                      249,100    876,193
    Shinagawa Refractories Co., Ltd.                 246,000    536,887
    Shinko Wire Co., Ltd.                            184,000    369,004
#   Stella Chemifa Corp.                              53,600    990,544
    Sumitomo Bakelite Co., Ltd.                    1,106,000  3,988,076
    Sumitomo Osaka Cement Co., Ltd.                2,274,000  9,175,091
#   Sumitomo Seika Chemicals Co., Ltd.               259,000  1,657,281
    T Hasegawa Co., Ltd.                             122,900  1,739,634
    T&K Toka Co., Ltd.                                34,100    725,457
    Taisei Lamick Co., Ltd.                           27,600    701,590
    Taiyo Holdings Co., Ltd.                          86,400  2,609,415

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Materials -- (Continued)
    Takasago International Corp.                     433,000 $  2,407,307
    Takiron Co., Ltd.                                304,000    1,293,605
*   Tanaka Chemical Corp.                              1,100        5,305
#   Tayca Corp.                                      159,000      482,737
    Tenma Corp.                                       87,000    1,126,997
    Toagosei Co., Ltd.                             1,252,000    5,677,446
#   Toda Kogyo Corp.                                 220,000      670,820
#   Toho Titanium Co., Ltd.                          132,500    1,053,032
    Toho Zinc Co., Ltd.                              741,000    2,233,215
#   Tokai Carbon Co., Ltd.                         1,202,000    4,132,463
    Tokushu Tokai Paper Co., Ltd.                    551,580    1,134,427
    Tokuyama Corp.                                 1,979,000    7,654,790
    Tokyo Ohka Kogyo Co., Ltd.                       180,800    3,994,015
#*  Tokyo Rope Manufacturing Co., Ltd.               146,000      254,846
#*  Tokyo Steel Manufacturing Co., Ltd.              654,900    3,519,067
    Tokyo Tekko Co., Ltd.                            232,000      997,253
    Tomoegawa Co., Ltd.                              125,000      225,613
    Tomoku Co., Ltd.                                 320,000    1,021,497
    Topy Industries, Ltd.                          1,102,000    2,415,474
#   Tosoh Corp.                                       27,000      103,320
    Toyo Ink SC Holdings Co., Ltd.                 1,076,000    5,485,367
    Toyo Kohan Co., Ltd.                             286,000    1,301,030
    Toyobo Co., Ltd.                               4,867,000    9,352,621
    TYK Corp.                                        138,000      346,126
    UACJ Corp.                                     1,263,415    4,155,278
    Ube Industries, Ltd.                             316,400      654,914
    Wood One Co., Ltd.                               169,000      478,378
    Yodogawa Steel Works, Ltd.                       786,500    3,557,870
    Yuki Gosei Kogyo Co., Ltd.                        64,000      192,263
    Yushiro Chemical Industry Co., Ltd.               60,000      545,812
                                                             ------------
Total Materials                                               269,605,581
                                                             ------------
Telecommunication Services -- (0.0%)
*   Japan Communications, Inc.                           244       14,533
    Okinawa Cellular Telephone Co.                    35,800      880,691
                                                             ------------
Total Telecommunication Services                                  895,224
                                                             ------------
Utilities -- (0.4%)
#   Hokkaido Gas Co., Ltd.                           265,000      716,649
    Hokuriku Gas Co., Ltd.                            99,000      254,736
    Okinawa Electric Power Co., Inc. (The)            93,671    3,254,946
    Saibu Gas Co., Ltd.                            1,628,000    4,047,541

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
Utilities -- (Continued)
      Shizuoka Gas Co., Ltd.                             307,000 $    2,033,101
                                                                 --------------
Total Utilities                                                      10,306,973
                                                                 --------------
TOTAL COMMON STOCKS                                               2,265,423,225
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund                  25,929,127    300,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $474,360 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $428,972) to be repurchased at $420,562   $       421        420,561
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 300,420,561
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,358,439,958)              $2,565,843,786
                                                                 ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                    Shares     Value++
                                                   --------- -----------
COMMON STOCKS -- (81.3%)

AUSTRALIA -- (40.8%)
*   AAT Corp., Ltd.                                    9,992 $        --
*   ABM Resources NL                               4,344,904     106,126
    Adelaide Brighton, Ltd.                        1,822,054   6,631,679
#*  Aditya Birla Minerals, Ltd.                      884,599     284,435
*   AED Oil, Ltd.                                    363,401          --
    Ainsworth Game Technology, Ltd.                  381,562   1,571,677
#*  AJ Lucas Group, Ltd.                             317,969     359,709
*   Alchemia, Ltd.                                   459,735     228,263
*   Alcyone Resources, Ltd.                        4,280,423      12,109
#*  Alkane Resources, Ltd.                         1,255,636     460,770
*   Alliance Resources, Ltd.                         399,488      50,859
#   Altium, Ltd.                                      15,392      36,762
*   Altona Mining, Ltd.                            1,108,169     166,830
    AMA Group, Ltd.                                   15,236       5,462
    Amalgamated Holdings, Ltd.                       462,896   3,549,147
    Amcom Telecommunications, Ltd.                 1,124,392   2,201,247
#   Ansell, Ltd.                                     414,608   7,641,753
#*  Antares Energy, Ltd.                           1,044,143     477,474
    AP Eagers, Ltd.                                  235,789   1,048,710
#*  APN News & Media, Ltd.                         2,462,431   1,081,250
#*  Aquarius Platinum, Ltd.                        1,647,462   1,078,215
#*  Aquila Resources, Ltd.                           401,161     855,771
*   Arafura Resources, Ltd.                        1,004,551      89,829
#   ARB Corp., Ltd.                                  351,804   3,873,206
    Aristocrat Leisure, Ltd.                       2,580,305  12,320,792
    Arrium, Ltd.                                   7,583,001   9,907,713
#*  ASG Group, Ltd.                                  642,515     246,405
*   Atlantic, Ltd.                                    96,276      17,183
#   Atlas Iron, Ltd.                               4,589,842   4,472,996
#*  Aurora Oil & Gas, Ltd.                         2,256,634   6,929,410
#   Ausdrill, Ltd.                                 1,626,896   2,350,713
#   Ausenco, Ltd.                                    520,273     809,050
#*  Austal, Ltd.                                   1,105,762     788,497
#   Austbrokers Holdings, Ltd.                       186,297   2,166,266
#   Austin Engineering, Ltd.                         243,521     909,682
*   Austpac Resources NL                           1,539,067      46,368
#*  Australian Agricultural Co., Ltd.              2,023,357   2,152,094
#   Australian Infrastructure Fund                 3,606,473      23,806
    Australian Pharmaceutical Industries, Ltd.     2,452,401   1,495,719
    Australian Vintage, Ltd.                       4,096,187   1,723,477
#   Automotive Holdings Group, Ltd.                  871,968   2,993,303
*   Avanco Resources, Ltd.                         2,444,368     149,977
#*  AVJennings, Ltd.                               7,259,050   4,186,050
*   AWE, Ltd.                                      2,810,321   3,315,709
#*  Bandanna Energy, Ltd.                            452,591      89,379
    BC Iron, Ltd.                                    480,178   2,234,443
    Beach Energy, Ltd.                             7,442,568  10,052,661
    Bega Cheese, Ltd.                                 18,783      78,302
*   Berkeley Resources, Ltd.                         434,006     107,080
    Beyond International, Ltd.                        61,256     114,453
#*  Billabong International, Ltd.                  2,120,641     789,142

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
AUSTRALIA -- (Continued)
#*  Bionomics, Ltd.                                  307,673 $   204,142
    Bisalloy Steel Group, Ltd.                        53,237      46,376
#   Blackmores, Ltd.                                  78,760   1,687,481
#*  Blackthorn Resources, Ltd.                       224,195      52,705
*   BlueScope Steel, Ltd.                          2,365,706  11,158,750
#   Boart Longyear, Ltd.                           2,638,658   1,069,456
*   Boom Logistics, Ltd.                             812,985     142,326
*   Boulder Steel, Ltd.                              165,585       2,504
#   Bradken, Ltd.                                  1,201,799   7,089,963
    Breville Group, Ltd.                             609,977   4,639,332
    Brickworks, Ltd.                                 141,459   1,910,301
    BSA, Ltd.                                        375,573      46,395
    BT Investment Management, Ltd.                   265,218   1,252,733
*   Buccaneer Energy, Ltd.                         4,354,425     185,724
#*  Buru Energy, Ltd.                                466,308     733,465
#   Cabcharge Australia, Ltd.                        624,501   2,381,921
    Calliden Group, Ltd.                             389,687     134,959
*   Cape Lambert Resources, Ltd.                     373,413      45,724
*   Capral, Ltd.                                      58,499      11,051
#   Cardno, Ltd.                                     618,834   4,141,819
#*  Carnarvon Petroleum, Ltd.                      4,944,854     345,559
*   Carnegie Wave Energy, Ltd.                       263,165      13,454
#   carsales.com, Ltd.                             1,220,399  12,118,987
#   Cash Converters International, Ltd.            1,725,031   1,550,461
*   CDS Technologies, Ltd.                            13,276          --
#   Cedar Woods Properties, Ltd.                     237,702   1,556,405
*   Centaurus Metals, Ltd.                            62,645      13,008
#*  Central Petroleum, Ltd.                          236,410      87,388
*   Centrebet International, Ltd. Claim Units         81,336          --
*   Ceramic Fuel Cells, Ltd.                       3,660,727     124,748
#   Chalice Gold Mines, Ltd.                         320,684      48,464
    Challenger, Ltd.                                 198,545   1,126,357
#   Chandler Macleod Group, Ltd.                     401,892     180,450
*   ChemGenex Pharmaceuticals, Ltd.                  115,291          --
#*  Citigold Corp., Ltd.                           3,765,806     173,026
*   Clinuvel Pharmaceuticals, Ltd.                   106,846     156,540
#   Clough, Ltd.                                   1,569,739   2,154,631
    Clover Corp., Ltd.                               434,207     196,800
#*  Coal of Africa, Ltd.                             668,800      86,618
#*  Coalspur Mines, Ltd.                           1,239,823     223,072
    Cockatoo Coal, Ltd.()                          4,039,857     217,641
#*  Cockatoo Coal, Ltd.(B0PB4N8)                   2,891,788     156,767
#   Codan, Ltd.                                      389,586     645,155
*   Coffey International, Ltd.                     1,048,636     242,481
#   Collection House, Ltd.                         1,912,452   3,109,732
#   Collins Foods, Ltd.                              220,087     348,607
*   Comet Ridge, Ltd.                                 15,204       2,724
*   Cooper Energy, Ltd.                              336,842     136,810
    Coventry Group, Ltd.                             144,778     392,894
    Credit Corp. Group, Ltd.                         110,382   1,032,484
    Crowe Horwath Australasia, Ltd.                1,245,672     737,285
#   CSG, Ltd.                                        740,785     683,865

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
AUSTRALIA -- (Continued)
    CSR, Ltd.                                       2,829,296 $ 6,679,778
    CTI Logistics, Ltd.                                 7,200      13,570
#*  Cudeco, Ltd.                                      399,317     755,526
#*  Cue Energy Resources, Ltd.                      1,378,665     169,458
#   Data#3, Ltd.                                      378,295     414,836
#   David Jones, Ltd.                               3,241,419   8,330,548
#   Decmil Group, Ltd.                                728,820   1,742,160
#*  Deep Yellow, Ltd.                               1,039,981      19,535
#*  Devine, Ltd.                                      497,498     471,285
#*  Discovery Metals, Ltd.                          1,368,337      86,650
#   Domino's Pizza Enterprises, Ltd.                   19,032     280,733
    Downer EDI, Ltd.                                2,414,160  11,216,171
*   Dragon Mining, Ltd.                               121,430      22,975
#*  Drillsearch Energy, Ltd.                        1,996,042   2,444,441
    DUET Group                                        574,404   1,165,984
    DuluxGroup, Ltd.                                2,317,895  11,287,494
#   DWS, Ltd.                                         382,927     535,160
#   Echo Entertainment Group, Ltd.                  1,349,940   3,388,112
*   EHG Corp., Ltd.                                       482          --
#*  Elders, Ltd.                                    1,419,921     153,984
*   Elemental Minerals, Ltd.                          388,188     175,709
    Emeco Holdings, Ltd.                            3,418,670   1,112,329
*   Empire Oil & Gas NL                               922,161      13,016
*   Energy Resources of Australia, Ltd.               819,847     992,250
#*  Energy World Corp., Ltd.                        4,181,155   1,718,595
    Envestra, Ltd.                                  6,189,006   6,576,924
#*  Equatorial Resources, Ltd.                        176,571     115,425
    ERM Power, Ltd.                                    27,109      72,976
    Ethane Pipeline Income Fund                       166,602     280,142
    Euroz, Ltd.                                        90,019      99,761
#   Evolution Mining, Ltd.                          1,832,000   1,447,725
#   Fairfax Media, Ltd.                            11,005,131   6,283,630
#   Fantastic Holdings, Ltd.                          335,900     709,988
#*  FAR, Ltd.                                       8,567,778     315,556
#   Finbar Group, Ltd.                                111,165     165,039
*   Finders Resources, Ltd.                             7,442       1,406
    FKP Property Group(6349699)                       479,575     841,775
    FKP Property Group(BG49KV5)                       311,066     549,788
#   Fleetwood Corp., Ltd.                             369,568   1,178,200
    FlexiGroup, Ltd.                                  620,491   2,761,329
*   Flinders Mines, Ltd.                            6,909,293     260,586
#*  Focus Minerals, Ltd.                           19,167,915     234,754
    Forge Group, Ltd.                                 411,374   1,711,386
    Funtastic, Ltd.                                    14,936       2,332
    G8 Education, Ltd.                                469,718   1,375,258
#*  Galaxy Resources, Ltd.                            760,450      42,591
    Gazal Corp., Ltd.                                  75,960     209,660
*   Geodynamics, Ltd.                               1,015,653      86,662
#*  Gindalbie Metals, Ltd.                          2,927,610     359,584
    Global Construction Services, Ltd.                  4,832       2,669
    Goodman Fielder, Ltd.                           9,960,250   7,158,645
    GrainCorp, Ltd. Class A                           828,668   9,661,614

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
AUSTRALIA -- (Continued)
#   Grange Resources, Ltd.                         1,397,864 $   283,997
    Greencross, Ltd.                                   7,711      47,766
#*  Greenland Minerals & Energy, Ltd.                796,390     226,622
#*  Gryphon Minerals, Ltd.                         1,931,531     279,116
#   GUD Holdings, Ltd.                               521,492   2,922,178
*   Gujarat NRE Coking Coal, Ltd.                    119,865       7,862
#*  Gunns, Ltd.                                    2,872,620          --
#   GWA Group, Ltd.                                1,383,060   4,051,957
    Hansen Technologies, Ltd.                          5,702       5,930
*   Havilah Resources NL                             132,053      34,950
#   HFA Holdings, Ltd.                               235,865     165,893
    HGL, Ltd.                                         42,287      22,282
#*  Highlands Pacific, Ltd.                        2,651,500     152,579
*   Hillgrove Resources, Ltd.                      1,477,188     125,350
    Hills Holdings, Ltd.                           1,160,294   2,004,717
#*  Horizon Oil, Ltd.                              6,144,549   1,913,822
*   Icon Energy, Ltd.                              1,135,301     160,871
*   IDM International, Ltd.                           23,969         884
    iiNET, Ltd.                                      756,542   4,653,983
#   Imdex, Ltd.                                    1,175,904     799,848
    IMF Australia, Ltd.                              350,860     609,480
    Independence Group NL                          1,183,046   4,409,083
*   Indophil Resources NL                          3,118,946     455,983
#*  Infigen Energy                                 2,081,316     511,854
#   Infomedia, Ltd.                                1,458,074     827,631
    Integrated Research, Ltd.                        336,657     291,284
#*  Intrepid Mines, Ltd.                           1,794,707     481,979
#   Invocare, Ltd.                                   638,866   6,616,861
    IOOF Holdings, Ltd.                            1,239,793  10,543,213
#   Iress, Ltd.                                      767,110   7,158,910
#*  Iron Ore Holdings, Ltd.                          336,216     292,878
#*  Ivanhoe Australia, Ltd.                          516,032     107,062
#   JB Hi-Fi, Ltd.                                   639,044  13,169,341
    Jumbo Interactive, Ltd.                           79,818     182,289
#*  Jupiter Mines, Ltd.                              405,443      21,413
#   K&S Corp., Ltd.                                  241,533     394,354
#*  Kagara, Ltd.                                   1,945,393     220,643
*   Kangaroo Resources, Ltd.                       1,767,709      26,567
*   Karoon Gas Australia, Ltd.                       759,802   3,183,316
*   Kasbah Resources, Ltd.                           272,396      38,745
#   Kingsgate Consolidated, Ltd.                     796,949   1,071,101
#*  Kingsrose Mining, Ltd.                           760,046     275,162
*   Lednium, Ltd.                                    195,019          --
#*  Linc Energy, Ltd.                              1,982,517   2,687,179
*   Liquefied Natural Gas, Ltd.                      366,175     115,654
    LogiCamms, Ltd.                                   32,268      56,733
    Lonestar Resources, Ltd.                         819,137     213,013
#   Lycopodium, Ltd.                                  80,228     372,095
#   M2 Telecommunications Group, Ltd.                734,710   4,401,880
    MACA, Ltd.                                       422,969   1,004,300
*   Macmahon Holdings, Ltd.                        6,319,933     896,769
    Macquarie Atlas Roads Group                      398,554     997,800

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
AUSTRALIA -- (Continued)
#   Macquarie Telecom Group, Ltd.                     35,019 $  279,612
    Mastermyne Group, Ltd.                             8,431      7,924
#*  Matrix Composites & Engineering, Ltd.            167,126    107,253
#*  Maverick Drilling & Exploration, Ltd.            518,714    250,443
#   MaxiTRANS Industries, Ltd.                       942,578    979,718
*   Mayne Pharma Group, Ltd.                       1,659,994  1,114,998
#   McMillan Shakespeare, Ltd.                        84,672  1,033,930
    McPherson's, Ltd.                                399,740    509,481
#*  Medusa Mining, Ltd.                              989,037  1,752,332
    Melbourne IT, Ltd.                               442,110    673,770
*   MEO Australia, Ltd.                              681,039     43,794
    Mermaid Marine Australia, Ltd.                 1,249,422  4,426,314
#*  Mesoblast, Ltd.                                   99,585    620,319
*   Metals X, Ltd.                                   513,853     77,457
*   Metgasco, Ltd.                                   641,952     79,160
*   Metminco, Ltd.                                   803,323     31,188
*   MHM Metals, Ltd.                                 117,605     10,103
#   Miclyn Express Offshore, Ltd.                    669,144  1,326,873
#   Mincor Resources NL                            1,004,969    535,856
#*  Mineral Deposits, Ltd.                           375,518  1,109,002
#   Mineral Resources, Ltd.                          756,386  8,087,153
#*  Mirabela Nickel, Ltd.                          2,820,238     42,649
#*  Molopo Energy, Ltd.                            1,186,993    235,432
#   Monadelphous Group, Ltd.                         491,743  8,437,605
*   Morning Star Gold NL                             332,749     34,595
#   Mortgage Choice, Ltd.                            661,501  1,864,568
    Mount Gibson Iron, Ltd.                        3,718,184  3,118,707
#   Myer Holdings, Ltd.                            3,564,925  8,425,293
#   MyState, Ltd.                                    153,682    719,217
#*  Nanosonics, Ltd.                                 152,184    125,013
*   National Energy Holdings, Ltd.                     1,996         --
    Navitas, Ltd.                                  1,192,373  6,531,773
#*  Neon Energy, Ltd.                              2,710,006    742,137
#*  Newsat, Ltd.                                     664,971    301,847
#*  Nexus Energy, Ltd.                             6,106,883    449,950
#   NIB Holdings, Ltd.                             1,999,582  4,538,018
*   Nido Petroleum, Ltd.                           6,093,154    247,151
#*  Noble Mineral Resources, Ltd.                    405,717      3,451
#*  Northern Iron, Ltd.                              692,729    185,659
#   Northern Star Resources, Ltd.                  2,288,350  1,899,416
#   NRW Holdings, Ltd.                             1,589,102  2,098,258
*   NuCoal Resources, Ltd.                           429,538     32,239
#   Nufarm, Ltd.                                     981,136  4,524,568
#   Oakton, Ltd.                                     394,790    658,625
*   OM Holdings, Ltd.                                 29,193      8,834
*   OPUS Group, Ltd.                                  36,822      1,913
#*  Orocobre, Ltd.                                   257,530    581,143
#   OrotonGroup, Ltd.                                119,625    607,208
#*  Otto Energy, Ltd.                              1,936,175    200,908
#   OZ Minerals, Ltd.                              1,655,291  5,642,126
#   Pacific Brands, Ltd.                           5,010,190  3,337,057
#*  Paladin Energy, Ltd.                           4,560,023  1,801,390

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
AUSTRALIA -- (Continued)
*   Pan Pacific Petroleum NL                       1,094,343 $   119,098
    PanAust, Ltd.                                  2,083,184   3,953,382
*   Pancontinental Oil & Gas NL                    1,006,891      59,861
#   Panoramic Resources, Ltd.                      1,014,830     312,180
#*  PaperlinX, Ltd.                                2,814,406     140,926
    Patties Foods, Ltd.                               42,099      55,276
*   Peak Resources, Ltd.                             177,789      16,352
#*  Peet, Ltd.                                     1,471,836   1,947,550
*   Peninsula Energy, Ltd.                         5,178,834     112,438
*   Perilya, Ltd.                                  1,482,070     476,483
#   Perpetual, Ltd.                                  234,074  10,190,785
#*  Perseus Mining, Ltd.                           1,772,366     723,287
#*  Pharmaxis, Ltd.                                  825,833      97,601
*   Phosphagenics, Ltd.                            1,842,963     235,112
#*  Platinum Australia, Ltd.                       1,442,661      39,733
*   Pluton Resources, Ltd.                           385,090      25,584
*   PMP, Ltd.                                      2,395,607     913,608
*   Poseidon Nickel, Ltd.                            436,181      40,695
    Premier Investments, Ltd.                        488,664   3,682,647
#*  Prima Biomed, Ltd.                             2,194,242      78,582
    Primary Health Care, Ltd.                      1,709,571   7,975,871
#   Prime Media Group, Ltd.                        1,777,139   1,695,007
    PrimeAg Australia, Ltd.                          271,248     113,367
    Programmed Maintenance Services, Ltd.            626,706   1,633,237
#*  QRxPharma, Ltd.                                  167,593     109,546
#*  Quickstep Holdings, Ltd.                         462,355     106,750
#*  Ramelius Resources, Ltd.                       1,512,836     191,229
#*  Range Resources, Ltd.                          1,456,711      42,782
    RCG Corp., Ltd.                                   60,936      42,614
#   RCR Tomlinson, Ltd.                            1,056,974   3,542,535
#   REA Group, Ltd.                                  133,312   5,232,204
#   Reckon, Ltd.                                     288,752     626,260
*   Red 5, Ltd.                                        9,022       4,136
#*  Red Fork Energy, Ltd.                          2,401,965   1,086,469
    Redflex Holdings, Ltd.                           377,855     434,788
#   Reece Australia, Ltd.                            238,257   6,301,473
*   Reed Resources, Ltd.                             432,070       8,974
#   Regis Resources, Ltd.                          1,462,905   4,766,643
#   Reject Shop, Ltd. (The)                          174,449   2,943,487
    Resolute Mining, Ltd.                          3,180,514   1,925,362
*   Resource Equipment, Ltd.                         118,411      19,607
#*  Resource Generation, Ltd.                        338,381      73,736
    Retail Food Group, Ltd.()                         32,571     134,220
#   Retail Food Group, Ltd.(B15SCH6)                 330,456   1,362,242
#*  Rex Minerals, Ltd.                               469,315     219,975
#   Ridley Corp., Ltd.                             1,296,000   1,045,952
*   RiverCity Motorway Group                       1,563,354          --
*   Robust Resources, Ltd.                            50,108      16,152
*   Roc Oil Co., Ltd.                              6,490,268   2,968,868
    RungePincockMinarco, Ltd.                         30,702      18,132
#   Ruralco Holdings, Ltd.                            96,796     293,283
#   SAI Global, Ltd.                               1,312,124   5,099,117

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
AUSTRALIA -- (Continued)
    Salmat, Ltd.                                     664,807 $ 1,338,901
#*  Samson Oil & Gas, Ltd.                         7,175,499     171,800
*   Sandfire Resources NL                             61,042     375,047
#*  Santana Minerals, Ltd.                           196,104      21,243
*   Saracen Mineral Holdings, Ltd.                 2,686,129     592,565
    Schaffer Corp., Ltd.                              33,766     172,821
#   Sedgman, Ltd.                                    452,719     368,326
#   Select Harvests, Ltd.                            325,063   1,292,363
*   Senex Energy, Ltd.                             4,952,945   3,882,173
#   Servcorp, Ltd.                                   301,327   1,143,206
#   Service Stream, Ltd.                           1,432,710     310,558
#   Seven Group Holdings, Ltd.                        57,659     454,163
#   Seven West Media, Ltd.                         2,360,983   5,625,293
    Sigma Pharmaceuticals, Ltd.                    6,163,437   3,322,338
*   Sihayo Gold, Ltd.                                574,042      18,248
#*  Silex Systems, Ltd.                              511,695   1,160,055
    Silver Chef, Ltd.                                 50,018     387,373
#*  Silver Lake Resources, Ltd.                    1,794,629   1,293,382
#*  Sims Metal Management, Ltd.                      863,295   8,177,344
#   Sirtex Medical, Ltd.                             221,537   2,599,494
#   Skilled Group, Ltd.                            1,014,268   3,389,455
    Slater & Gordon, Ltd.                            193,115     706,666
#   SMS Management & Technology, Ltd.                517,037   2,250,370
    Southern Cross Electrical Engineering, Ltd.       21,171      21,034
    Southern Cross Media Group, Ltd.               2,968,375   5,297,105
    Spark Infrastructure Group                     4,143,888   6,637,154
#   Specialty Fashion Group, Ltd.                    809,557     680,676
#*  St Barbara, Ltd.                               2,014,732     904,931
#*  Starpharma Holdings, Ltd.                        384,306     322,719
#*  Straits Resources, Ltd.                          917,602       7,751
*   Strike Energy, Ltd.                            1,315,724     118,093
    Structural Systems, Ltd.                          29,934      14,245
    STW Communications Group, Ltd.                 1,672,545   2,515,899
#*  Sundance Energy Australia, Ltd.                1,575,618   1,685,425
#*  Sundance Resources, Ltd.                       8,756,539     867,640
    Sunland Group, Ltd.                              741,191   1,121,562
#   Super Retail Group, Ltd.                       1,291,875  16,364,147
    Swick Mining Services, Ltd.                      106,166      33,658
    Tabcorp Holdings, Ltd.                           609,316   2,072,451
*   Talon Petroleum, Ltd.                             12,647         504
#*  Tanami Gold NL                                   987,316      47,673
*   Tap Oil, Ltd.                                  1,450,696     746,535
    Tassal Group, Ltd.                               652,338   1,917,512
    Technology One, Ltd.                           1,322,653   2,535,605
#*  Ten Network Holdings, Ltd.                     9,497,468   2,517,370
#   TFS Corp., Ltd.                                1,393,854     989,451
#   Thorn Group, Ltd.                                390,102     944,593
#*  Tiger Resources, Ltd.                          3,098,111   1,156,631
*   Toro Energy, Ltd.                                 70,156       5,498
    Tox Free Solutions, Ltd.                         677,565   2,112,823
#   TPG Telecom, Ltd.                              1,484,123   6,542,913
#   Transfield Services, Ltd.                      2,545,661   3,210,746

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
AUSTRALIA -- (Continued)
*   Transpacific Industries Group, Ltd.             5,521,841 $  5,976,366
#   Treasury Group, Ltd.                               21,218      184,432
#*  Troy Resources, Ltd.                              599,011      754,991
    Trust Co., Ltd. (The)                              89,605      706,764
#   UGL, Ltd.                                         995,514    6,923,273
*   Unity Mining, Ltd.                              2,433,889      139,990
    UXC, Ltd.                                       1,414,789    1,275,643
*   Venture Minerals, Ltd.                            412,390       70,272
*   Villa World, Ltd.                                  79,120      132,643
    Village Roadshow, Ltd.                            855,994    5,686,302
#*  Virgin Australia Holdings, Ltd.                 7,648,897    3,003,038
*   Virgin Australia Holdings, Ltd. (B7L5734)       7,648,897            7
*   Vision Eye Institute, Ltd.                        362,756      248,628
#   Vocus Communications, Ltd.                        122,731      301,746
    Warrnambool Cheese & Butter Factory Co.
      Holding, Ltd.                                     3,311       25,952
*   Watpac, Ltd.                                      718,644      670,081
    WDS, Ltd.                                         375,342      298,085
#   Webjet, Ltd.                                      390,881    1,163,508
    Webster, Ltd.                                     180,921      162,685
#   Western Areas, Ltd.                               877,540    2,315,597
#*  Western Desert Resources, Ltd.                    241,493      165,384
#*  White Energy Co., Ltd.                            643,913      127,841
#*  Whitehaven Coal, Ltd.                           1,405,909    2,153,556
#   Wide Bay Australia, Ltd.                           84,697      469,217
#*  Windimurra Vanadium, Ltd.                          67,179           --
#   Wotif.com Holdings, Ltd.                          694,411    2,913,417
#*  YTC Resources, Ltd.                               104,200       25,077
                                                              ------------
TOTAL AUSTRALIA                                                632,321,027
                                                              ------------
BERMUDA -- (0.0%)
*   Playmates Toys, Ltd.                               12,000        4,364
                                                              ------------
CAYMAN ISLANDS -- (0.0%)
*   Cw Group Holdings, Ltd.                            46,000       11,453
    Ka Shui International Holdings, Ltd.               34,000       11,100
                                                              ------------
TOTAL CAYMAN ISLANDS                                                22,553
                                                              ------------
CHINA -- (0.1%)
    Active Group Holdings, Ltd.                       184,000       19,710
    Century Sunshine Group Holdings, Ltd.             390,916       38,885
*   China Resources and Transportation Group, Ltd.    500,000       28,970
*   China WindPower Group, Ltd.                     2,307,368       93,721
*   Skyfame Realty Holdings, Ltd.                   2,501,625      174,506
#*  Sound Global, Ltd.                              1,432,000      804,350
*   Superb Summit International Group, Ltd.        21,451,600      940,666
                                                              ------------
TOTAL CHINA                                                      2,100,808
                                                              ------------
HONG KONG -- (22.5%)
    Aeon Credit Service Asia Co., Ltd.                580,000      516,062
#   Aeon Stores Hong Kong Co., Ltd.                   248,000      374,382
    Alco Holdings, Ltd.                             1,426,000      303,590
    Allan International Holdings                      720,000      229,081

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
HONG KONG -- (Continued)
    Allied Group, Ltd.                                683,200 $2,555,501
    Allied Overseas, Ltd.                              50,000     54,688
    Allied Properties HK, Ltd.                     12,297,857  2,030,344
*   Anxian Yuan China Holdings, Ltd.                1,960,000     49,267
*   Apac Resources, Ltd.                           12,780,000    248,977
    APT Satellite Holdings, Ltd.                    1,784,000  1,937,904
    Arts Optical International Hldgs                  730,000    181,106
    Asia Financial Holdings, Ltd.                   2,474,908  1,040,197
    Asia Satellite Telecommunications Holdings,
      Ltd.                                            962,000  3,733,770
    Asia Standard Hotel                            11,777,218  1,200,544
    Asia Standard International Group              13,425,937  3,045,142
#   Associated International Hotels, Ltd.             980,000  2,883,926
    Aupu Group Holding Co., Ltd.                    2,504,000    277,713
*   Bel Global Resources Holdings, Ltd.             2,576,000         --
*   Birmingham International Holdings, Ltd.         6,502,000         --
    Bonjour Holdings, Ltd.                         10,366,000  2,243,226
    Bossini International Hldg                      3,807,500    228,298
#*  Brightoil Petroleum Holdings, Ltd.              8,759,000  1,502,327
#*  Brockman Mining, Ltd.                          23,482,814  1,243,123
*   Burwill Holdings, Ltd.                          8,888,960    389,548
    Cafe de Coral Holdings, Ltd.                    1,352,000  4,648,777
    Century City International Holdings, Ltd.       6,419,460    488,518
    Champion Technology Holdings, Ltd.             14,881,730    309,426
*   Chaoyue Group, Ltd.                             1,095,000     53,644
    Chen Hsong Holdings                             1,212,000    382,789
    Cheuk Nang Holdings, Ltd.                         589,036    530,709
*   Cheung Wo International Holdings, Ltd.            690,000     73,764
    Chevalier International Holdings, Ltd.            751,318  1,321,336
*   China Billion Resources, Ltd.                   4,876,000         --
*   China Daye Non-Ferrous Metals Mining, Ltd.      9,145,837    239,506
*   China Digicontent Co., Ltd.                     2,710,000         --
    China Electronics Corp. Holdings Co., Ltd.      3,608,250    703,145
*   China Energy Development Holdings, Ltd.        24,320,000    282,762
*   China Environmental Investment Holdings, Ltd.   7,470,000    232,098
    China Financial Services Holdings, Ltd.           954,000     79,992
*   China Flavors & Fragrances Co., Ltd.              156,137     23,888
*   China Gamma Group, Ltd.                         3,975,000     70,934
*   China Infrastructure Investment, Ltd.           7,776,000    153,116
    China Metal International Holdings, Inc.        2,710,000    761,328
#   China Motor Bus Co., Ltd.                          50,000    432,061
*   China Nuclear Industry 23 International
      Corp., Ltd.                                     946,000    136,549
*   China Oriental Culture Group, Ltd.                144,000      5,653
*   China Outdoor Media Group, Ltd.                 7,765,000     44,011
*   China Renji Medical Group, Ltd.                26,046,000    144,753
*   China Solar Energy Holdings, Ltd.               1,669,500     38,760
    China Star Entertainment, Ltd.                    700,000     11,354
*   China Strategic Holdings, Ltd.                 12,585,000    218,719
    China Ting Group Holdings, Ltd.                 2,443,151    192,292
*   China Tycoon Beverage Holdings, Ltd.            2,732,000     29,952
    China-Hongkong Photo Products Holdings, Ltd.    1,967,000    162,331
    Chinney Investment, Ltd.                        1,144,000    175,876
#   Chong Hing Bank, Ltd.                             962,000  4,333,654

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares      Value++
                                                   ----------- -----------
HONG KONG -- (Continued)
#   Chow Sang Sang Holdings International, Ltd.      1,967,000 $ 6,379,263
    Chu Kong Shipping Enterprise Group Co., Ltd.     2,188,000     609,141
    Chuang's China Investments, Ltd.                 3,550,494     233,362
    Chuang's Consortium International, Ltd.          5,579,837     698,809
    Chun Wo Development Holdings, Ltd.               1,852,926     118,217
    CITIC Telecom International Holdings, Ltd.      10,730,125   3,334,834
    CK Life Sciences International Holdings, Inc.   17,804,000   1,652,555
    CNT Group, Ltd.                                  8,315,264     343,553
*   COL Capital, Ltd.                                2,209,840     675,722
    Convenience Retail Asia, Ltd.                       42,000      29,240
*   Cosmos Machinery Enterprises, Ltd.                 488,400      33,417
*   CP Lotus Corp.                                  11,420,000     353,557
    Cross-Harbour Holdings, Ltd. (The)                 679,520     547,362
    CSI Properties, Ltd.                            32,156,383   1,118,510
*   CST Mining Group, Ltd.                          71,688,000     824,093
*   Culture Landmark Investment, Ltd.                  509,800      51,599
#*  Culturecom Holdings, Ltd.                        3,150,000     564,397
    Dah Sing Banking Group, Ltd.                     2,674,797   5,037,902
    Dah Sing Financial Holdings, Ltd.                  884,627   5,525,812
    Dan Form Holdings Co., Ltd.                      3,668,260     416,005
    Dickson Concepts International, Ltd.             1,258,000     783,287
*   Dingyi Group Investment, Ltd.                    5,497,500     404,176
    Dorsett Hospitality International, Ltd.          4,711,200   1,032,676
*   DVN Holdings, Ltd.                                 823,000      67,927
    Eagle Nice International Holdings, Ltd.          1,116,000     201,453
    EcoGreen Fine Chemicals Group, Ltd.              1,202,000     263,987
*   EganaGoldpfeil Holdings, Ltd                     4,121,757          --
    Emperor Capital Group, Ltd.                      1,962,000      87,444
    Emperor Entertainment Hotel, Ltd.                3,680,000   1,849,619
    Emperor International Holdings                   6,996,753   2,010,684
#   Emperor Watch & Jewellery, Ltd.                 25,370,000   2,030,837
*   ENM Holdings, Ltd.                              15,112,000     924,157
*   Enviro Energy International Holdings, Ltd.       3,906,000      85,127
*   EPI Holdings, Ltd.                              21,859,927     647,545
#   Esprit Holdings, Ltd.                           13,005,750  23,980,456
*   eSun Holdings, Ltd.                              4,472,000     599,715
*   Ezcom Holdings, Ltd.                                72,576          --
    Fairwood, Ltd.                                     622,100   1,274,263
    Far East Consortium International, Ltd.          6,031,772   1,992,924
*   FIH Mobile, Ltd.                                 2,713,000   1,524,719
*   Fountain SET Holdings, Ltd.                      4,898,000     663,772
    Four Seas Mercantile Hldg                          592,000     242,416
    Fujikon Industrial Holdings, Ltd.                  736,000     195,457
#*  G-Resources Group, Ltd.                        140,109,600   4,187,295
    Get Nice Holdings, Ltd.                         22,008,000   1,006,827
#   Giordano International, Ltd.                     9,084,000   8,521,138
#   Glorious Sun Enterprises, Ltd.                   2,702,000     616,919
    Gold Peak Industries Holding, Ltd.               3,118,642     337,971
    Golden Resources Development International,
      Ltd.                                           3,330,500     182,377
*   Goldin Financial Holdings, Ltd.                    480,000     142,947
#*  Goldin Properties Holdings, Ltd.                 3,044,000   1,404,880
*   Grande Holdings, Ltd. (The)                        882,000      46,643

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
HONG KONG -- (Continued)
    Great Eagle Holdings, Ltd.                         70,160 $  250,288
*   Greenheart Group, Ltd.                             24,000      1,794
    Guangnan Holdings, Ltd.                         2,249,600    284,450
#   Guotai Junan International Holdings, Ltd.       3,543,000  1,518,326
#   Haitong International Securities Group, Ltd.    2,683,379  1,319,769
*   Hang Fung Gold Technology, Ltd.                 1,972,482         --
*   Hao Tian Development Group, Ltd.               10,556,000    469,269
#   Harbour Centre Development, Ltd.                  963,500  1,767,577
    High Fashion International                        268,000    102,043
    HKR International, Ltd.                         5,934,336  2,902,095
    Hon Kwok Land Investment Co., Ltd.                314,800    121,293
*   Hong Fok Land, Ltd.                             1,210,000         --
    Hong Kong Aircraft Engineering Co., Ltd.           73,200    981,656
    Hong Kong Ferry Holdings Co., Ltd.                809,300    812,703
#   Hong Kong Television Network, Ltd.              2,401,751    786,763
    Hongkong & Shanghai Hotels (The)                  920,000  1,447,808
    Hongkong Chinese, Ltd.                          5,092,000  1,130,714
    Hop Hing Group Holdings, Ltd.                   1,292,000     54,947
    Hopewell Holdings, Ltd.                         1,804,000  6,087,002
    Hsin Chong Construction Group, Ltd.             3,751,658    512,553
    Hung Hing Printing Group, Ltd.                  1,412,000    203,931
#   Hutchison Telecommunications Hong Kong
      Holdings, Ltd.                                9,652,000  4,272,800
*   Hybrid Kinetic Group, Ltd.                      4,936,000     75,110
*   Hycomm Wireless, Ltd.                              77,090      9,064
*   Imagi International Holdings, Ltd.             43,000,000    515,517
#*  Integrated Waste Solutions Group Holdings,
      Ltd.                                            952,000    166,996
    IPE Group, Ltd.                                 2,655,000    191,713
*   IRC, Ltd.                                       6,536,000    707,330
#   IT, Ltd.                                        3,816,532  1,161,603
    ITC Corp., Ltd.                                   856,708     56,303
    ITC Properties Group, Ltd.                      3,590,186  1,361,758
*   Jinhui Holdings, Ltd.                             121,000     27,641
*   JLF Investment Co., Ltd.                        1,623,500    112,835
    Johnson Electric Holdings, Ltd.                 5,796,000  4,171,793
#   K Wah International Holdings, Ltd.              7,495,545  4,110,443
    Kam Hing International Holdings, Ltd.           1,830,000    148,971
    Kantone Holdings, Ltd.                          8,515,145    114,252
    Karrie International Hldgs                      1,337,200     48,193
    Keck Seng Investments                             904,600    506,160
*   King Pacific International Holdings, Ltd.       1,404,200         --
*   King Stone Energy Group, Ltd.                   7,296,000    327,767
    Kingmaker Footwear Holdings, Ltd.               1,532,955    353,937
    Kingston Financial Group, Ltd.                 15,477,000  1,755,980
*   Ko Yo Chemical Group, Ltd.                     15,800,000    211,948
    Kowloon Development Co., Ltd.                   2,334,000  2,881,168
    Kwoon Chung Bus Hldgs                             260,000     64,570
*   Lai Sun Development                            71,467,466  2,046,488
*   Lai Sun Garment International, Ltd.             2,948,000    537,473
    Lam Soon Hong Kong, Ltd.                          302,310    212,584
    Landsea Green Properties Co., Ltd.                812,000     87,893
*   Leading Spirit High-Tech Holdings Co., Ltd.     2,310,000         --
    Lee's Pharmaceutical Holdings, Ltd.               505,000    468,821

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
HONG KONG -- (Continued)
    Lerado Group Holdings Co.                       1,900,000 $   215,955
    Lifestyle International Holdings, Ltd.             35,000      76,273
*   Lifestyle Properties Development, Ltd.              1,750         354
    Lippo China Resources, Ltd.                    11,788,000     356,976
    Lippo, Ltd.                                     1,195,700     599,744
*   Lisi Group Holdings, Ltd.                       3,758,000     179,207
#   Liu Chong Hing Investment                         837,200   1,859,367
    Luen Thai Holdings, Ltd.                        1,159,000     426,053
#   Luk Fook Holdings International, Ltd.           2,289,000   8,142,153
    Luks Group Vietnam Holdings Co., Ltd.             482,913     129,327
    Lung Kee Bermuda Holdings                       1,613,875     595,023
    Magnificent Estates                            13,558,000     656,432
    Mainland Headwear Holdings, Ltd.                  313,600      29,548
    Man Wah Holdings, Ltd.                          2,492,000   4,282,069
    Man Yue Technology Holdings, Ltd.                 980,000     122,576
    Matrix Holdings, Ltd.                           1,067,414     259,924
*   Mei Ah Entertainment Group, Ltd.               11,040,000     157,878
    Melbourne Enterprises, Ltd.                        40,500     785,495
#   Melco International Development, Ltd.           6,017,000  18,925,645
#   Midland Holdings, Ltd.                          4,946,000   2,015,597
    Ming Fai International Holdings, Ltd.           1,765,000     193,425
*   Ming Fung Jewellery Group, Ltd.                13,090,000     418,514
    Miramar Hotel & Investment                        870,000   1,115,700
*   Mongolia Energy Corp., Ltd.                    10,603,000     375,810
#*  Mongolian Mining Corp.                          8,710,500   1,438,400
    NagaCorp, Ltd.                                    648,000     598,392
    Nanyang Holdings                                  137,500     568,007
    National Electronic Hldgs                       2,498,000     312,341
    Natural Beauty Bio-Technology, Ltd.             4,040,000     260,584
#*  Neo-Neon Holdings, Ltd.                         4,065,000     942,266
*   Neptune Group, Ltd.                            12,860,000     588,412
    New Century Group Hong Kong, Ltd.              13,351,464     268,564
*   New Smart Energy Group, Ltd.                   15,176,250     260,527
#*  New Times Energy Corp., Ltd.                    1,297,600     115,499
    Newocean Energy Holdings, Ltd.                  7,110,000   4,347,637
*   Next Media, Ltd.                                4,095,183     449,012
*   Norstar Founders Group, Ltd.                    3,256,000          --
*   North Asia Resources Holdings, Ltd.               998,600      19,711
*   Orange Sky Golden Harvest Entertainment
      Holdings, Ltd.                                6,229,706     301,459
#   Orient Overseas International, Ltd.                95,000     490,686
*   Orient Power Holdings, Ltd.                       804,000          --
#   Oriental Watch Holdings                         3,160,800   1,011,078
    Pacific Andes International Holdings, Ltd.     11,385,378     513,430
    Pacific Basin Shipping, Ltd.                   11,222,000   8,030,542
    Pacific Textile Holdings, Ltd.                  3,060,000   4,191,895
    Paliburg Holdings, Ltd.                         3,152,830   1,012,582
*   Pan Asia Environmental Protection Group, Ltd.      80,000      14,858
*   Paradise Entertainment, Ltd.                      296,000      86,921
    PCCW, Ltd.                                      3,996,000   1,809,522
#*  Peace Mark Holdings, Ltd.                       2,738,022          --
*   Pearl Oriental Oil, Ltd.                       11,918,400     409,428
    Pegasus International Holdings, Ltd.              226,000      32,463

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
HONG KONG -- (Continued)
    Pico Far East Holdings, Ltd.                    4,822,000 $1,524,918
*   Ping Shan Tea Group, Ltd.                       2,633,325     77,429
    Playmates Holdings, Ltd.                          554,000    696,340
    PNG Resources Holdings, Ltd.                   28,866,362    479,771
    Pokfulam Development Co.                          234,000    376,504
*   Poly Capital Holdings, Ltd.                     1,154,000     18,166
    Polytec Asset Holdings, Ltd.                   10,878,526  1,390,014
    Public Financial Holdings, Ltd.                 3,194,000  1,669,428
    PYI Corp., Ltd.                                24,381,973    591,249
*   Pyxis Group, Ltd.                               1,936,000     42,451
    Raymond Industrial, Ltd.                           30,400      3,681
    Regal Hotels International Holdings, Ltd.       2,809,800  1,536,638
    Richfield Group Holdings, Ltd.                  9,672,000    258,069
*   Rising Development Holdings, Ltd.               2,148,000    138,862
    Rivera Holdings, Ltd.                           5,710,000    232,244
    SA SA International Holdings, Ltd.              7,008,000  7,672,215
    Safety Godown Co., Ltd.                           398,000    513,694
    Samsonite International SA                        214,500    584,942
*   San Miguel Brewery Hong Kong, Ltd.                158,800     26,011
*   Sandmartin International Holdings, Ltd.            84,000      5,188
*   Sanyuan Group, Ltd.                               415,000         --
    SAS Dragon Hldg, Ltd.                             430,000    242,587
#   SEA Holdings, Ltd.                              1,158,000    657,242
#   Shenyin Wanguo HK, Ltd.                         1,937,500    689,080
*   Shougang Concord Technology Holdings            5,219,809    319,805
*   Shun Ho Resources Holdings, Ltd.                  189,000     39,633
*   Shun Ho Technology Holdings, Ltd.               1,037,452    225,233
    Shun Tak Holdings, Ltd.                        10,767,419  6,237,351
#*  Silver base Group Holdings, Ltd.                4,977,677    827,184
*   Sing Pao Media Enterprises, Ltd.                  250,511         --
    Sing Tao News Corp., Ltd.                       1,974,000    285,103
    Singamas Container Holdings, Ltd.              10,014,000  2,324,227
*   Sino Distillery Group, Ltd.                     2,230,000    135,082
*   Sino-Tech International Holdings, Ltd.         29,380,000    125,035
*   Sinocan Holdings, Ltd.                            350,000         --
*   Sinocop Resources Holdings, Ltd.                1,040,000     89,821
    SIS International Holdings                         34,000     12,929
    Sitoy Group Holdings, Ltd.                        448,000    245,847
#   SmarTone Telecommunications Holdings, Ltd.      2,626,500  3,459,273
    SOCAM Development, Ltd.                         1,704,771  2,027,287
*   Solomon Systech International, Ltd.             8,590,000    393,274
    Soundwill Holdings, Ltd.                          406,000    727,949
*   South China China, Ltd.                         6,744,000    645,544
*   South China Land, Ltd.                         15,207,170    339,181
    Stella International Holdings, Ltd.               308,000    760,231
    Stelux Holdings International, Ltd.             3,100,400  1,055,827
*   Success Universe Group, Ltd.                    5,948,000    361,094
    Sun Hing Vision Group Holdings, Ltd.              358,000    124,219
    Sun Hung Kai & Co., Ltd.                        3,017,429  1,698,666
*   Sun Innovation Holdings, Ltd.                   9,295,655    159,140
*   Sunway International Holdings, Ltd.                50,000      2,257
#*  Sustainable Forest Holdings, Ltd.               1,128,374     25,767

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
HONG KONG -- (Continued)
    TAI Cheung Holdings                             2,019,000 $ 1,531,530
    TAI Sang Land Developement, Ltd.                  804,910     395,446
*   Talent Property Group, Ltd.                     4,701,420      79,318
#   Tan Chong International, Ltd.                   1,212,000     480,164
#   Tao Heung Holdings, Ltd.                          517,000     396,586
#*  Taung Gold International, Ltd.                 14,590,000     299,214
    Television Broadcasts, Ltd.                       536,900   3,135,578
    Termbray Industries International               2,304,900     213,926
    Tern Properties                                    51,200      28,900
    Texwinca Holdings, Ltd.                         3,322,000   3,393,919
    Tian Teck Land                                  1,054,000   1,157,886
#*  Titan Petrochemicals Group, Ltd.               13,140,000       4,237
*   Tom Group, Ltd.                                 2,120,000     407,136
    Tongda Group Holdings, Ltd.                    17,440,000     989,880
*   Topsearch International Holdings, Ltd.            186,000       5,628
*   Town Health International Investments, Ltd.     1,175,165     309,328
    Tradelink Electronic Commerce, Ltd.             2,816,000     697,084
#   Transport International Holdings, Ltd.          1,001,741   2,255,785
    Trinity, Ltd.                                   7,266,000   2,716,019
    Tristate Holdings, Ltd.                           188,000      79,403
*   TSC Group Holdings, Ltd.                        2,801,000     950,401
    Tse Sui Luen Jewellery International, Ltd.        300,000     145,017
    Tysan Holdings, Ltd.                            1,040,773     362,963
*   U-RIGHT International Holdings, Ltd.              142,380       7,346
#*  United Laboratories International Holdings,
      Ltd. (The)                                    3,920,000   1,653,502
*   Universal Technologies Holdings, Ltd.           7,630,000     443,085
*   Up Energy Development Group, Ltd.               3,205,000     183,997
*   Value Convergence Holdings, Ltd.                1,756,000     259,550
#   Value Partners Group, Ltd.                      4,879,000   2,961,189
    Van Shung Chong Holdings, Ltd.                    789,335     135,510
    Vanke Property Overseas, Ltd.                       4,000       5,716
    Varitronix International, Ltd.                  1,660,293   1,476,034
    Vedan International Holdings, Ltd.              3,272,000     194,535
    Victory City International Holdings, Ltd.       6,194,514     870,076
#   Vitasoy International Holdings, Ltd.            4,145,000   5,344,997
    VST Holdings, Ltd.                              4,707,600     929,079
    VTech Holdings, Ltd.                                8,400     119,949
    Wai Kee Holdings, Ltd.                          7,864,738   2,092,502
    Wang On Group, Ltd.                            27,831,286     509,837
*   Warderly International Holdings, Ltd.             520,000      32,194
    Water Oasis Group, Ltd.                         1,346,000     105,751
    Win Hanverky Holdings, Ltd.                     1,812,000     207,843
    Wing Hang Bank, Ltd.                              292,500   4,148,289
    Wing On Co. International, Ltd.                   781,000   2,246,058
    Wing Tai Properties, Ltd.                       1,957,331   1,188,799
    Wong's International Hldgs                        737,641     251,128
    Wong's Kong King International                    120,000      10,839
    Xinyi Glass Holdings, Ltd.                     12,292,000  12,189,775
*   Xpress Group, Ltd.                                440,000      19,357
    Yangtzekiang Garment, Ltd.                        606,500     228,568
    Yau Lee Holdings, Ltd.                            534,000     121,107
    Yeebo International Hldg                          572,000      84,079

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
HONG KONG -- (Continued)
#   YGM Trading, Ltd.                                 460,000 $  1,036,841
    YT Realty Group, Ltd.                             749,000      220,030
*   Yugang International, Ltd.                     93,492,000      627,022
*   Zhuhai Holdings Investment Group, Ltd.          2,558,000      501,584
                                                              ------------
TOTAL HONG KONG                                                348,377,952
                                                              ------------
NEW ZEALAND -- (6.3%)
#*  A2 Corp., Ltd.                                    285,785      160,983
    Abano Healthcare Group, Ltd.                       29,547      167,088
#   Air New Zealand, Ltd.                           2,301,073    3,061,186
#   Auckland International Airport, Ltd.              355,350    1,005,936
#*  Bathurst Resources New Zealand, Ltd.            1,666,560      306,907
    Briscoe Group, Ltd.                                 2,235        4,392
    Cavalier Corp., Ltd.                              283,674      426,367
#   CDL Investments New Zealand, Ltd.                 163,215       73,856
#   Chorus, Ltd.                                      923,718    2,021,675
    Colonial Motor Co., Ltd. (The)                    148,846      605,761
#*  Diligent Board Member SVCS                         82,102      296,915
#   Ebos Group, Ltd.                                  355,805    2,850,216
#   Fisher & Paykel Healthcare Corp., Ltd.          3,375,400   10,265,529
#   Freightways, Ltd.                                 842,276    3,040,371
#   Hallenstein Glasson Holdings, Ltd.                245,661      999,778
    Heartland New Zealand, Ltd.                       179,542      124,408
#   Hellaby Holdings, Ltd.                            372,546      876,979
#   Infratil, Ltd.                                  2,679,116    5,532,090
    Kathmandu Holdings, Ltd.                          224,000      718,935
    Mainfreight, Ltd.                                 468,315    4,486,874
    Methven, Ltd.                                      93,877      112,413
#   Metlifecare, Ltd.                                 120,817      407,186
    Michael Hill International, Ltd.                1,534,152    1,938,339
    Millennium & Copthorne Hotels New Zealand,
      Ltd.                                          1,387,344      768,989
    New Zealand Oil & Gas, Ltd.                     2,036,646    1,413,145
#   New Zealand Refining Co., Ltd. (The)              591,259    1,099,119
    Northland Port Corp. NZ, Ltd.                     152,795      359,136
#   Nuplex Industries, Ltd.                         1,092,713    3,158,622
#   NZX, Ltd.                                         947,061      986,510
#   Opus International Consultants, Ltd.               12,925       20,835
*   Pacific Edge, Ltd.                                 88,020       90,972
    PGG Wrightson, Ltd.                               980,136      332,113
*   Pike River Coal, Ltd.                             490,805           --
    Port of Tauranga, Ltd.                            528,322    6,019,074
*   Pumpkin Patch, Ltd.                               606,913      496,200
*   Rakon, Ltd.                                       224,519       38,919
#   Restaurant Brands New Zealand, Ltd.               461,634    1,135,514
    Richina Pacific, Ltd.                             274,180       81,530
*   Rubicon, Ltd.                                   1,485,105      436,571
#   Ryman Healthcare, Ltd.                          1,742,405   10,861,648
#   Sanford Ltd.                                      393,618    1,484,709
    Scott Technology, Ltd.                             36,510       65,493
#   Skellerup Holdings, Ltd.                          507,716      712,436
    Sky Network Television, Ltd.                    1,319,448    6,757,325
#   SKYCITY Entertainment Group, Ltd.               3,420,386   10,984,846

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
NEW ZEALAND -- (Continued)
    Steel & Tube Holdings, Ltd.                      408,278 $ 1,071,110
    Tourism Holdings, Ltd.                           274,867     181,596
    Tower, Ltd.                                      790,254   1,208,164
    Trade Me, Ltd.                                   336,316   1,249,682
#   TrustPower, Ltd.                                  68,345     389,529
    Vector, Ltd.                                   1,076,417   2,319,893
    Warehouse Group, Ltd. (The)                      617,046   1,875,725
#*  Xero, Ltd.                                       103,801   2,399,624
                                                             -----------
TOTAL NEW ZEALAND                                             97,483,213
                                                             -----------
PHILIPPINES -- (0.0%)
#   Del Monte Pacific, Ltd.                           26,000      17,016
                                                             -----------
SINGAPORE -- (11.6%)
#*  Abterra, Ltd.                                    531,800     233,672
#   Amara Holdings, Ltd.                             950,000     423,883
    Amtek Engineering, Ltd.                        1,297,000     500,424
    Armstrong Industrial Corp., Ltd.               1,815,000     584,611
#   ASL Marine Holdings, Ltd.                        816,600     436,629
    Aspial Corp., Ltd.                                67,000      21,303
#   Ausgroup, Ltd.                                 3,323,000     789,519
#   Baker Technology, Ltd.                         1,272,000     265,898
    Banyan Tree Holdings, Ltd.                     1,053,000     572,724
#   Biosensors International Group, Ltd.           5,984,237   4,524,790
    Bonvests Holdings, Ltd.                          978,000     920,614
    Boustead Singapore, Ltd.                       1,659,261   2,010,281
#   Breadtalk Group, Ltd.                            850,800     630,333
*   Broadway Industrial Group, Ltd.                1,374,000     248,824
    Bukit Sembawang Estates, Ltd.                    614,003   3,038,136
#   Bund Center Investment, Ltd.                   2,717,000     446,958
    Centurion Corp., Ltd.                             26,000      11,578
    CH Offshore, Ltd.                              1,642,400     560,797
#   China Aviation Oil Singapore Corp., Ltd.       1,322,000     989,559
#   China Merchants Holdings Pacific, Ltd.           813,000     556,275
#   Chip Eng Seng Corp., Ltd.                      3,546,800   2,010,509
    Chuan Hup Holdings, Ltd.                       3,967,000     910,005
    Cityspring Infrastructure Trust                1,268,000     489,614
#   Cosco Corp. Singapore, Ltd.                    6,840,000   4,311,915
    Creative Technology, Ltd.                        272,200     483,815
    CSC Holdings, Ltd.                             2,495,000     203,229
    CSE Global, Ltd.                               3,192,000   2,424,846
#   CWT, Ltd.                                      1,393,700   1,558,636
    Datapulse Technology, Ltd.                        89,000      17,209
*   Delong Holdings, Ltd.                          1,361,000     393,121
    DMX Technologies Group, Ltd.                   2,096,000     370,443
#   Dyna-Mac Holdings, Ltd.                        2,015,000     647,965
#   Elec & Eltek International Co., Ltd.             147,000     288,096
    Ellipsiz, Ltd.                                   123,000       8,406
    EnGro Corp., Ltd.                                354,000     282,166
#   Etika International Holdings, Ltd.               575,000     201,570
    Eu Yan Sang International, Ltd.                  809,800     488,376
*   euNetworks Group, Ltd.                             8,220       5,128

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
SINGAPORE -- (Continued)
#   Ezion Holdings, Ltd.                              854,000 $1,537,080
#*  Ezra Holdings, Ltd.                             4,875,000  5,254,031
#   Falcon Energy Group, Ltd.                       1,951,000    609,938
    Far East Orchard, Ltd.                          1,070,598  1,687,729
    First Resources, Ltd.                             139,000    218,080
    FJ Benjamin Holdings, Ltd.                      1,305,000    256,984
    Food Empire Holdings, Ltd.                      1,256,400    667,249
*   Forterra Trust                                     98,000    171,196
#   Fragrance Group, Ltd.                           6,168,000  1,017,775
    Freight Links Express Holdings, Ltd.            9,159,901    788,554
#*  Gallant Venture, Ltd.                           5,073,000  1,120,614
    GK Goh Holdings, Ltd.                           1,458,000  1,026,113
*   Global Yellow Pages, Ltd.                         299,000     22,160
#   GMG Global, Ltd.                               17,887,000  1,453,956
    Goodpack, Ltd.                                  1,578,000  2,432,413
    GP Batteries International, Ltd.                  343,000    221,123
    GP Industries, Ltd.                             2,643,209  1,084,565
    GuocoLand, Ltd.                                   410,314    742,893
#   GuocoLeisure, Ltd.                              3,287,000  2,180,409
*   Hanwell Holdings, Ltd.                          1,823,419    382,390
#*  Healthway Medical Corp., Ltd.                   8,042,776    433,897
    HG Metal Manufacturing, Ltd.                    1,768,000    112,217
    Hi-P International, Ltd.                        1,309,000    636,937
    Hiap Hoe, Ltd.                                    353,000    229,807
    Hiap Seng Engineering, Ltd.                       612,000    130,545
*   HLH Group, Ltd.                                 8,364,000    134,274
    Ho Bee Land, Ltd.                               1,652,000  2,735,172
    Hong Fok Corp., Ltd.                            3,323,640  1,911,569
    Hong Leong Asia, Ltd.                             702,000    821,737
    Hotel Grand Central, Ltd.                       1,331,073  1,134,238
    Hotel Properties, Ltd.                          1,385,400  3,500,131
    Hour Glass, Ltd. (The)                            622,744    847,383
    HTL International Holdings, Ltd.                1,063,843    273,717
*   Huan Hsin Holdings, Ltd.                          343,400     10,228
    HupSteel, Ltd.                                  1,572,875    279,088
    Hwa Hong Corp., Ltd.                            2,186,000    545,265
#   Hyflux, Ltd.                                    3,212,500  2,995,828
    IFS Capital, Ltd.                                 248,080     89,147
#   Indofood Agri Resources, Ltd.                   3,448,000  2,524,032
    InnoTek, Ltd.                                     950,000    260,529
#*  International Healthway Corp., Ltd.               637,656    185,141
    IPC Corp., Ltd.                                 4,265,000    527,453
    Isetan Singapore, Ltd.                            122,500    436,014
    Jaya Holdings, Ltd.                             2,280,000  1,256,173
#*  Jiutian Chemical Group, Ltd.                   10,128,000    715,752
#*  Jurong Technologies Industrial Corp., Ltd.      2,227,680         --
    K-Green Trust                                   1,330,000  1,097,037
    K1 Ventures, Ltd.                               4,793,500    703,265
#   Keppel Telecommunications & Transportation,
      Ltd.                                          1,409,600  1,767,886
    Koh Brothers Group, Ltd.                        1,432,000    340,186
*   Lafe Corp., Ltd.                                  700,000     39,792
    LC Development, Ltd.                            3,569,504    442,208

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
SINGAPORE -- (Continued)
    Lee Kim Tah Holdings, Ltd.                      1,600,000 $1,162,981
*   Li Heng Chemical Fibre Technologies, Ltd.       2,053,000    203,746
    Lian Beng Group, Ltd.                           1,917,000    855,792
#   Low Keng Huat Singapore, Ltd.                     878,000    484,185
    Lum Chang Holdings, Ltd.                        1,094,030    308,264
    M1, Ltd.                                        1,533,000  4,200,936
*   Manhattan Resources, Ltd.                         911,000    245,122
    Marco Polo Marine, Ltd.                           963,000    290,082
    mDR, Ltd.                                       3,997,000     35,320
*   Mercator Lines Singapore, Ltd.                    555,000     48,916
    Mermaid Maritime PCL                            1,066,000    278,710
#   Metro Holdings, Ltd.                            2,085,792  1,400,579
#   Mewah International, Inc.                       1,773,000    685,772
#   Midas Holdings, Ltd.                            8,006,000  3,214,613
#   Nam Cheong Ltd                                  7,126,740  1,635,593
#*  Neptune Orient Lines, Ltd.                        595,000    506,803
    New Toyo International Holdings, Ltd.           1,624,000    379,376
    NSL, Ltd.                                         422,000    485,858
#*  Oceanus Group, Ltd.                            13,109,000    157,684
    OKP Holdings, Ltd.                                207,000     59,833
#   OSIM International, Ltd.                        1,539,000  2,613,370
#*  Otto Marine, Ltd.                               6,886,500    292,729
#   OUE, Ltd.                                       1,863,000  3,626,406
    Pan-United Corp., Ltd.                          2,006,000  1,554,883
    PEC, Ltd.                                          47,000     23,046
*   Penguin International, Ltd.                       400,000     37,301
#   Petra Foods, Ltd.                                 804,000  2,299,083
    Popular Holdings, Ltd.                          2,763,650    567,730
    QAF, Ltd.                                       1,184,483    800,274
#*  Raffles Education Corp., Ltd.                   4,104,710    991,105
    Raffles Medical Group, Ltd.                       543,330  1,395,181
    Rickmers Maritime                                 888,000    207,162
    Rotary Engineering, Ltd.                        1,463,600    759,500
#   Roxy-Pacific Holdings, Ltd.                       297,500    144,388
*   S I2I, Ltd.                                    17,004,000    245,998
    San Teh, Ltd.                                     999,087    249,847
*   Sapphire Corp., Ltd.                              704,000     63,444
    SBS Transit, Ltd.                                 953,500    986,226
    See Hup Seng, Ltd.                              1,706,000    410,596
#   Sheng Siong Group, Ltd.                         1,085,000    540,736
    Sim Lian Group, Ltd.                            2,281,855  1,644,008
#   Sinarmas Land, Ltd.                             5,725,000  2,529,236
#   Sing Holdings, Ltd.                             1,134,000    401,873
    Sing Investments & Finance, Ltd.                  297,675    325,850
#   Singapore Post, Ltd.                            9,103,120  9,596,310
    Singapore Reinsurance Corp., Ltd.               1,514,530    309,188
    Singapore Shipping Corp., Ltd.                  1,689,000    285,890
    Singapura Finance, Ltd.                           174,062    217,081
#*  Sino Grandness Food Industry Group, Ltd.        1,926,000  1,107,417
#   SMRT Corp., Ltd.                                1,592,000  1,664,979
    Stamford Land Corp., Ltd.                       3,258,000  1,493,453
    Straco Corp., Ltd.                                130,000     41,052

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
SINGAPORE -- (Continued)
      Sunningdale Tech, Ltd.                           2,398,000 $      244,672
*     SunVic Chemical Holdings, Ltd.                   1,650,000        577,647
      Super Group, Ltd.                                1,002,000      3,387,980
#     Swiber Holdings, Ltd.                            3,974,000      2,000,542
      Swissco Holdings, Ltd.                             295,000         67,577
#     Tat Hong Holdings, Ltd.                          2,072,800      1,557,323
#*    Technics Oil & Gas, Ltd.                            42,000         27,040
*     Technovator International, Ltd.                     34,000         13,882
      Thakral Corp., Ltd.                              5,601,000        130,881
#     Tiong Woon Corp. Holding, Ltd.                   2,152,250        561,430
#*    Triyards holdings, Ltd.                            348,900        190,572
      Tuan Sing Holdings, Ltd.                         4,074,495      1,049,486
#     UMS Holdings, Ltd.                               1,308,000        584,741
      United Engineers, Ltd.                           2,700,028      4,020,666
#     United Envirotech, Ltd.                          2,478,000      1,663,214
      United Overseas Insurance, Ltd.                    187,250        646,494
#     UOB-Kay Hian Holdings, Ltd.                      1,798,400      2,405,840
#     UPP Holdings, Ltd.                               3,060,000        650,675
#*    Vard Holdings, Ltd.                              3,815,000      2,696,040
#     Venture Corp., Ltd.                              1,600,000     10,019,818
      Vicom, Ltd.                                        120,000        473,650
#     Wee Hur Holdings, Ltd.                           2,479,000        639,046
      Wheelock Properties Singapore, Ltd.              1,210,000      1,655,810
      Wing Tai Holdings, Ltd.                          2,724,567      4,837,547
#*    Xpress Holdings, Ltd.                            1,281,000         24,715
#     Yeo Hiap Seng, Ltd.                                223,731        458,449
      YHI International, Ltd.                          1,174,000        252,728
#     Yongnam Holdings, Ltd.                           8,048,000      1,555,249
                                                                 --------------
TOTAL SINGAPORE                                                     179,312,978
                                                                 --------------
TOTAL COMMON STOCKS                                               1,259,639,911
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Litigation
        Rights                                            81,336             --
                                                                 --------------
HONG KONG -- (0.0%)
*     Emperor Capital Group, Ltd. Rights 11/22/13            327             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                        --
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund                  25,064,823    290,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.09%, 11/01/13
        (Collateralized by $507,256 U.S. Treasury
        Note 2.375%, 09/30/14, valued at $518,619)
        to be repurchased at $506,216                $       506        506,215

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

@   Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.12%, 11/01/13
      (Collateralized by $51,657 FNMA, rates
      ranging from 2.500% to 4.500%, maturities
      ranging from 04/01/27 to 10/01/43, valued
      at $46,714) to be repurchased at $45,798     46  $       45,798
                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL                       290,552,013
                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,443,079,348)    $1,550,191,924
                                                       ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                     Shares     Value++
                                                   ---------- -----------
COMMON STOCKS -- (98.5%)

Consumer Discretionary -- (26.5%)
    4imprint Group P.L.C.                              97,044 $   978,425
    888 Holdings P.L.C.                               787,950   2,008,050
*   Aga Rangemaster Group P.L.C.                      453,866     939,777
    Barratt Developments P.L.C.                     5,157,995  27,660,094
    Bellway P.L.C.                                    652,849  15,724,768
    Berkeley Group Holdings P.L.C.                    650,346  24,378,283
    Betfair Group P.L.C.                               63,296   1,020,866
    Bloomsbury Publishing P.L.C.                      283,806     784,019
    BOOT HENRY P.L.C.                                 432,804   1,252,428
    Bovis Homes Group P.L.C.                          875,787  11,017,797
    Bwin.Party Digital Entertainment P.L.C.         2,880,414   5,659,185
*   Carpetright P.L.C.                                  2,855      28,545
#   Centaur Media P.L.C.                              556,967     500,647
    Chime Communications P.L.C.                       304,315   1,544,867
    Cineworld Group P.L.C.                            701,265   4,170,251
    Creston P.L.C.                                     22,394      36,016
    Daily Mail & General Trust P.L.C.               1,328,069  17,321,746
    Darty P.L.C.                                       55,620      73,232
    Debenhams P.L.C.                                6,498,732  10,601,548
    Dignity P.L.C.                                    222,479   4,972,966
*   Dixons Retail P.L.C.                           16,850,562  13,202,433
    Domino's Pizza Group P.L.C.                       440,599   4,131,950
    Dunelm Group P.L.C.                               213,012   3,025,016
*   Enterprise Inns P.L.C.                          2,687,428   6,529,023
#   Euromoney Institutional Investor P.L.C.           295,537   5,096,313
    Fiberweb P.L.C.                                   729,920   1,190,105
*   Findel P.L.C.                                     299,050   1,220,455
*   Forminster P.L.C.                                  43,333          --
    Fuller Smith & Turner P.L.C.                      137,316   1,995,758
*   Future P.L.C.                                   1,301,863     344,505
    Games Workshop Group P.L.C.                       101,889   1,274,033
    Greene King P.L.C.                              1,421,372  18,808,719
    Halfords Group P.L.C.                           1,072,399   7,263,247
    Headlam Group P.L.C.                              337,290   2,143,820
    Home Retail Group P.L.C.                        4,196,363  13,388,556
#   Hornby P.L.C.                                     154,220     197,185
    Howden Joinery Group P.L.C.                     2,676,884  13,843,959
    Huntsworth P.L.C.                                 912,563     957,242
    Inchcape P.L.C.                                 2,319,770  23,684,611
    Informa P.L.C.                                  3,121,619  27,964,781
    ITV P.L.C.                                      2,941,998   8,995,393
    JD Sports Fashion P.L.C.                          120,013   2,186,775
    JD Wetherspoon P.L.C.                             481,499   5,445,036
    John Menzies P.L.C.                               247,022   3,245,468
#*  Johnston Press P.L.C.                           1,007,737     218,664
    Ladbrokes P.L.C.                                4,483,503  13,723,124
    Laura Ashley Holdings P.L.C.                    1,500,394     635,974
    Lookers P.L.C.                                  1,351,597   2,814,336
    Marston's P.L.C.                                3,122,248   7,602,240
    Mecom Group P.L.C.                                332,622     357,489
    Millennium & Copthorne Hotels P.L.C.            1,048,561   9,583,968

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
Consumer Discretionary -- (Continued)
*   Mitchells & Butlers P.L.C.                      1,030,286 $  6,618,276
    MJ Gleeson Group P.L.C.                           195,875      976,880
*   Mothercare P.L.C.                                 259,175    1,588,261
    N Brown Group P.L.C.                              874,754    7,351,050
#*  Ocado Group P.L.C.                                881,953    6,138,335
    Pendragon P.L.C.                                3,928,043    2,393,349
    Persimmon P.L.C.                                1,366,507   27,666,555
    Photo-Me International P.L.C.                     142,122      303,064
*   Punch Taverns P.L.C.                            2,668,837      579,987
    Rank Group P.L.C.                                  89,209      205,000
    Redrow P.L.C.                                   1,505,347    6,393,340
    Restaurant Group P.L.C. (The)                     949,028    8,757,959
    Rightmove P.L.C.                                  319,449   13,574,746
    Smiths News P.L.C.                                973,222    3,281,392
    Spirit Pub Co. P.L.C.                           3,103,818    3,644,328
*   Sportech P.L.C.                                   384,214      535,958
*   Sports Direct International P.L.C.                716,338    8,050,265
*   STV Group P.L.C.                                    4,868       24,611
*   SuperGroup P.L.C.                                 193,888    3,644,303
    Taylor Wimpey P.L.C.                           15,614,170   27,549,112
    Ted Baker P.L.C.                                  145,093    3,963,022
*   Thomas Cook Group P.L.C.                        7,517,966   17,303,141
    Topps Tiles P.L.C.                                816,215    1,156,426
*   Torotrak P.L.C.                                    45,292       19,789
#*  Trinity Mirror P.L.C.                           1,688,565    3,604,539
    TUI Travel P.L.C.                                 779,922    4,808,175
    UBM P.L.C.                                        319,562    3,498,099
    UTV Media P.L.C.                                  239,587      873,643
    Vitec Group P.L.C. (The)                          160,973    1,809,578
    WH Smith P.L.C.                                   678,939    9,798,167
    William Hill P.L.C.                             3,678,697   23,618,931
    Wilmington Group P.L.C.                           346,234    1,197,644
                                                              ------------
Total Consumer Discretionary                                   532,671,613
                                                              ------------
Consumer Staples -- (3.7%)
    A.G.BARR P.L.C.                                   424,100    3,563,404
    Anglo-Eastern Plantations                         108,153    1,171,092
    Booker Group P.L.C.                             7,511,637   18,092,064
    Britvic P.L.C.                                  1,227,439   12,289,137
    Cranswick P.L.C.                                  262,115    4,506,528
    Dairy Crest Group P.L.C.                          747,197    6,434,829
    Devro P.L.C.                                      891,696    4,529,757
    Greencore Group P.L.C.                          2,335,961    6,735,134
    Greggs P.L.C.                                     483,318    3,561,256
    Hilton Food Group P.L.C.                           23,544      161,333
    McBride P.L.C.                                    855,515    1,501,924
*   Premier Foods P.L.C.                            1,135,338    2,742,186
#   PZ Cussons P.L.C.                               1,325,039    8,361,573
    REA Holdings P.L.C.                                50,639      325,362
*   Thorntons P.L.C.                                  229,538      421,078
                                                              ------------
Total Consumer Staples                                          74,396,657
                                                              ------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Energy -- (5.3%)
*   Afren P.L.C.                                   5,639,345 $ 14,254,859
    AMEC P.L.C.                                      474,792    8,954,669
    Anglo Pacific Group P.L.C.                       438,805    1,561,756
*   Cairn Energy P.L.C.                            2,601,577   11,788,119
*   Coalfield Resources P.L.C.                       268,451       26,281
*   EnQuest P.L.C.                                 3,400,510    7,270,159
*   Essar Energy P.L.C.                            1,162,294    2,213,585
*   Exillon Energy P.L.C.                            289,661    1,102,882
    Fortune Oil P.L.C.                             6,170,225      974,760
*   Hardy Oil & Gas P.L.C.                            74,781      127,028
*   Heritage Oil P.L.C.                              878,300    2,610,179
    Hunting P.L.C.                                   639,376    9,134,602
    James Fisher & Sons P.L.C.                       212,309    3,790,333
#*  JKX Oil & Gas P.L.C.                             456,676      545,322
    John Wood Group P.L.C.                         1,377,126   17,930,742
*   Lamprell P.L.C.                                  967,717    2,544,383
    Premier Oil P.L.C.                             2,484,308   13,823,320
*   Salamander Energy P.L.C.                       1,063,663    1,831,861
    Soco International P.L.C.                      1,018,017    6,495,153
                                                             ------------
Total Energy                                                  106,979,993
                                                             ------------
Financials -- (14.2%)
    Admiral Group P.L.C.                              11,519      235,842
    Amlin P.L.C.                                   2,613,209   17,854,912
    Ashmore Group P.L.C.                           1,783,987   11,560,413
    Bank of Georgia Holdings P.L.C.                   88,710    2,804,672
    Beazley P.L.C.                                 2,627,389    9,631,007
    Brewin Dolphin Holdings P.L.C.                 1,292,264    5,891,901
    Capital & Counties Properties P.L.C.             474,174    2,637,229
    Capital & Regional P.L.C.                      1,493,345    1,034,733
    Catlin Group, Ltd.                             1,812,653   14,890,947
    Charles Stanley Group P.L.C.                     126,349      923,356
    Charles Taylor P.L.C.                            139,215      497,120
    Chesnara P.L.C.                                  559,060    2,619,529
    Close Brothers Group P.L.C.                      777,213   15,739,934
    Daejan Holdings P.L.C.                            32,083    2,133,181
    Development Securities P.L.C.                    580,091    2,174,630
    F&C Asset Management P.L.C.                    2,273,162    3,697,628
    Hansard Global P.L.C.                             16,468       30,713
    Hargreaves Lansdown P.L.C.                        89,565    1,706,239
    Helical Bar P.L.C.                               668,916    3,218,316
    Henderson Group P.L.C.                         5,229,541   17,950,379
    Hiscox, Ltd.                                   1,848,675   19,626,193
    ICAP P.L.C.                                    2,874,272   17,748,601
    IG Group Holdings P.L.C.                       1,346,879   13,237,127
*   Industrial & Commercial Holdings P.L.C.            5,000           --
    Intermediate Capital Group P.L.C.                572,350    4,391,993
    International Personal Finance P.L.C.            690,825    6,384,316
#*  IP Group P.L.C.                                1,255,608    2,959,794
    Jardine Lloyd Thompson Group P.L.C.              584,697    9,370,860
    Jupiter Fund Management P.L.C.                 1,339,596    8,565,676
    Lancashire Holdings, Ltd.                        901,590   11,731,722

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Financials -- (Continued)
    Liontrust Asset Management P.L.C.                129,935 $    479,419
    London Stock Exchange Group P.L.C.               236,149    6,206,929
    LSL Property Services P.L.C.                     151,839    1,103,184
    Man Group P.L.C.                               9,800,117   13,947,727
    Novae Group P.L.C.                               276,081    2,455,336
    Phoenix Group Holdings                           592,146    7,384,181
*   Puma Brandenburg, Ltd. Class A                 1,193,004           --
*   Puma Brandenburg, Ltd. Class B                 1,193,004           --
*   Quintain Estates & Development P.L.C.          2,680,731    4,173,662
    Rathbone Brothers P.L.C.                         165,692    4,333,024
    Raven Russia Ltd                                 663,193      833,532
    S&U P.L.C.                                        21,140      492,797
    Savills P.L.C.                                   616,265    6,419,651
    St James's Place P.L.C.                          846,493    9,162,870
    ST Modwen Properties P.L.C.                      957,652    5,408,560
    Tullett Prebon P.L.C.                          1,071,415    5,457,603
    Unite Group P.L.C.                               901,444    5,730,076
*   Waterloo Investment Holdings, Ltd.                 5,979          671
                                                             ------------
Total Financials                                              284,838,185
                                                             ------------
Health Care -- (2.6%)
#*  Alizyme P.L.C.                                   660,805           --
    Bioquell P.L.C.                                   90,893      217,418
*   BTG P.L.C.                                     1,781,080   11,984,887
    Consort Medical P.L.C.                           138,858    1,980,026
    Dechra Pharmaceuticals P.L.C.                    429,068    4,752,960
    Genus P.L.C.                                     281,441    5,947,661
    Hikma Pharmaceuticals P.L.C.                     713,706   13,730,269
*   Optos P.L.C.                                      89,392      223,230
*   Oxford Biomedica P.L.C.                        2,821,652      123,159
*   Renovo Group P.L.C.                               87,461       27,354
    Synergy Health P.L.C.                            287,021    4,765,097
    UDG Healthcare P.L.C.                            973,852    4,861,941
*   Vectura Group P.L.C.                           1,829,761    3,236,298
*   Vernalis P.L.C.                                   19,974        9,190
                                                             ------------
Total Health Care                                              51,859,490
                                                             ------------
Industrials -- (26.3%)
    Air Partner P.L.C.                                37,086      294,578
    Alumasc Group P.L.C.                             124,366      272,357
    Ashtead Group P.L.C.                           2,598,958   27,310,230
    Avon Rubber P.L.C.                                57,807      504,773
    Babcock International Group P.L.C.               283,438    5,796,024
    Balfour Beatty P.L.C.                          3,596,658   16,448,453
    BBA Aviation P.L.C.                            2,792,163   15,134,152
    Berendsen P.L.C.                                 810,481   12,621,571
    Bodycote P.L.C.                                1,253,236   13,210,384
    Braemar Shipping Services P.L.C.                  83,345      716,948
    Brammer P.L.C.                                   391,444    3,027,551
#   Camellia P.L.C.                                    2,481      347,254
    Cape P.L.C.                                      582,333    2,576,089
    Carillion P.L.C.                               2,233,191   10,880,111

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
Industrials -- (Continued)
    Carr's Milling Industries P.L.C.                  35,419 $   986,855
    Castings P.L.C.                                  162,757   1,128,582
    Chemring Group P.L.C.                          1,217,006   4,247,037
    Clarkson P.L.C.                                   66,882   2,155,173
    Cobham P.L.C.                                  5,618,202  25,946,576
    Communisis P.L.C.                                986,522     998,708
    Costain Group P.L.C.                              93,673     424,534
    DCC P.L.C.                                       431,941  19,342,514
    De La Rue P.L.C.                                 276,166   3,785,030
    easyJet P.L.C.                                   504,826  10,574,659
    Fenner P.L.C.                                    863,361   5,531,502
    Firstgroup P.L.C.                              5,277,432   9,759,960
    G4S P.L.C.                                       119,584     502,289
    Galliford Try P.L.C.                             336,277   6,190,821
    Go-Ahead Group P.L.C.                            207,850   5,602,779
    Goodwin P.L.C.                                        24       1,422
    Harvey Nash Group P.L.C.                          46,693      69,067
    Hays P.L.C.                                    7,041,541  14,054,156
    Helphire P.L.C.                                  380,980      33,414
    Hogg Robinson Group P.L.C.                       134,014     163,909
    Homeserve P.L.C.                               1,339,416   5,032,527
    Hyder Consulting P.L.C.                          176,908   1,545,133
    Interserve P.L.C.                                664,484   6,549,498
    Invensys P.L.C.                                2,824,855  22,668,384
    ITE Group P.L.C.                               1,144,948   5,918,278
    Keller Group P.L.C.                              333,468   5,616,830
    Kier Group P.L.C.                                197,606   5,721,898
    Latchways P.L.C.                                  36,248     741,338
    Lavendon Group P.L.C.                            779,655   2,297,185
    Management Consulting Group P.L.C.             1,519,596     596,742
    Mears Group P.L.C.                               457,384   3,139,234
    Meggitt P.L.C.                                   680,570   6,247,752
    Melrose Industries P.L.C.                      4,156,691  21,310,110
    Michael Page International P.L.C.              1,282,180   9,952,519
    Mitie Group P.L.C.                             1,741,651   8,778,549
    Morgan Advanced Materials P.L.C.               1,420,379   6,928,737
    Morgan Sindall Group P.L.C.                      187,649   2,392,269
    National Express Group P.L.C.                  2,235,488   9,357,242
    Norcros P.L.C.                                    85,621      26,876
    Northgate P.L.C.                                 752,381   5,457,246
    PayPoint P.L.C.                                  164,846   2,750,129
    QinetiQ Group P.L.C.                           3,080,895   9,778,072
    Regus PLC                                      3,367,250  11,049,752
*   Renold P.L.C.                                    153,600     106,096
    Rentokil Initial P.L.C.                        3,997,872   6,688,380
    Ricardo P.L.C.                                   248,447   2,428,888
*   Richmond Oil & Gas P.L.C.                        220,000          --
    Robert Walters P.L.C.                            387,999   2,016,709
    Rotork P.L.C.                                    335,959  15,392,385
    RPS Group P.L.C.                               1,266,580   5,903,580
    Senior P.L.C.                                  2,050,757   9,786,732
    Serco Group P.L.C.                             1,965,238  17,561,115

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Industrials -- (Continued)
    Severfield-Rowen P.L.C.                        1,252,061 $  1,278,846
    Shanks Group P.L.C.                            2,313,344    3,916,552
    SIG P.L.C.                                     2,955,026    9,750,674
    Speedy Hire P.L.C.                             2,828,053    2,951,464
    Spirax-Sarco Engineering P.L.C.                  330,635   15,461,631
    St Ives P.L.C.                                   672,895    1,946,333
    Stagecoach Group P.L.C.                        2,248,039   12,684,109
    Sthree P.L.C.                                    334,391    1,922,409
#   Stobart Group, Ltd.                              199,854      454,654
    T Clarke P.L.C.                                  147,457      158,362
    Tarsus Group P.L.C.                              208,165      825,750
    Travis Perkins P.L.C.                             79,590    2,366,810
    Tribal Group P.L.C.                              156,581      470,728
    Trifast P.L.C.                                   443,600      561,283
    UK Mail Group P.L.C.                             197,261    1,846,692
    Ultra Electronics Holdings P.L.C.                351,758   10,907,902
    Vesuvius P.L.C.                                1,449,566   11,269,234
#   Volex P.L.C.                                     233,149      464,431
    Vp P.L.C.                                        167,297    1,332,126
*   Wincanton P.L.C.                                 487,185      992,565
    WS Atkins P.L.C.                                 523,508   10,356,164
#   XP Power, Ltd.                                    73,829    1,862,695
                                                             ------------
Total Industrials                                             528,161,061
                                                             ------------
Information Technology -- (7.7%)
    Acal P.L.C.                                      104,729      560,603
    Anite P.L.C.                                   1,253,216    1,809,709
    Aveva Group PLC                                   26,720    1,107,127
    Computacenter P.L.C.                             422,291    4,003,449
    CSR P.L.C.                                       916,815    8,075,701
    Diploma P.L.C.                                   564,734    6,272,569
    Domino Printing Sciences P.L.C.                  517,750    5,733,695
    E2V Technologies P.L.C.                          453,555    1,047,129
    Electrocomponents P.L.C.                       2,186,053   10,450,916
    Fidessa Group P.L.C.                             154,478    5,008,603
*   Filtronic P.L.C.                                   4,262        4,499
    Halma P.L.C.                                   1,738,128   15,266,910
*   Imagination Technologies Group P.L.C.            205,118      913,437
*   Innovation Group P.L.C.                        4,509,376    2,296,534
*   Kofax P.L.C.                                     354,254    2,154,224
    Laird P.L.C.                                   1,350,522    5,402,558
    Micro Focus International P.L.C.                 678,082    8,887,453
    Moneysupermarket.com Group P.L.C.                489,434    1,201,980
    NCC Group P.L.C.                                 202,852      532,374
    Oxford Instruments P.L.C.                        147,050    3,066,487
    Pace P.L.C.                                    1,487,713    7,265,368
    Phoenix IT Group, Ltd.                           204,614      480,397
    Playtech P.L.C.                                  362,226    4,268,355
    Premier Farnell P.L.C.                         1,753,733    6,337,053
*   PV Crystalox Solar P.L.C.                        384,786       78,663
    Renishaw P.L.C.                                  188,423    4,898,010
    RM P.L.C.                                        363,499      666,537

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
Information Technology -- (Continued)
    SDL P.L.C.                                       347,207 $  1,403,775
    Sepura P.L.C.                                    188,822      441,734
    Spectris P.L.C.                                  582,385   21,564,398
    Spirent Communications P.L.C.                  2,633,737    4,666,960
    Telecity Group P.L.C.                            656,941    8,031,378
    TT electronics P.L.C.                            815,556    2,603,134
    Vislink P.L.C.                                   274,226      214,544
*   Wolfson Microelectronics P.L.C.                  504,759    1,134,254
    Xaar P.L.C.                                      265,195    3,562,155
    Xchanging P.L.C.                               1,285,220    2,609,212
                                                             ------------
Total Information Technology                                  154,021,884
                                                             ------------
Materials -- (7.5%)
#   African Barrick Gold P.L.C.                      378,833    1,170,548
    Alent P.L.C.                                   1,359,075    7,553,040
    AZ Electronic Materials SA                       786,307    3,612,267
    British Polythene Industries P.L.C.              137,680    1,508,551
    Carclo P.L.C.                                    200,519    1,208,321
*   Centamin P.L.C.                                4,259,698    3,428,925
    Croda International P.L.C.                       442,133   17,277,527
    DS Smith P.L.C.                                4,875,734   23,632,372
    Elementis P.L.C.                               2,357,537    9,786,488
    Essentra PLC                                     895,518   11,259,255
*   Evraz P.L.C.                                      54,653      103,292
    Ferrexpo P.L.C.                                  955,423    2,774,349
*   Gem Diamonds, Ltd.                               470,255    1,200,709
    Hill & Smith Holdings P.L.C.                     427,877    3,296,635
    Hochschild Mining P.L.C.                         657,160    1,742,643
*   International Ferro Metals, Ltd.                 423,652       59,875
#   Kazakhmys P.L.C.                                 206,718      869,727
*   Lonmin P.L.C.                                  2,202,370   11,375,610
    Low & Bonar P.L.C.                             1,065,095    1,314,698
    Marshalls P.L.C.                                 848,249    2,368,053
    Mondi P.L.C.                                     691,204   12,342,094
#   New World Resources P.L.C. Class A               133,089      191,202
*   Petra Diamonds, Ltd.                           1,141,429    2,038,805
#   Petropavlovsk P.L.C.                             708,130      908,741
    RPC Group P.L.C.                                 746,324    6,105,456
    Synthomer P.L.C.                               1,165,169    4,543,104
#   Vedanta Resources P.L.C.                         480,809    8,191,998
    Victrex P.L.C.                                   379,704   10,034,703
    Zotefoams P.L.C.                                  96,852      280,924
                                                             ------------
Total Materials                                               150,179,912
                                                             ------------
Telecommunication Services -- (2.3%)
    Cable & Wireless Communications P.L.C.         6,118,769    4,590,487
*   Colt Group SA                                  1,368,251    2,703,658
    Inmarsat P.L.C.                                2,097,288   24,206,344
    Kcom Group P.L.C.                              2,964,536    4,769,415
    TalkTalk Telecom Group P.L.C.                  2,542,439   10,883,485
                                                             ------------
Total Telecommunication Services                               47,153,389
                                                             ------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
Utilities -- (2.4%)
      Dee Valley Group P.L.C.                             12,109 $      289,267
      Drax Group P.L.C.                                2,103,725     21,477,657
      Pennon Group P.L.C.                              1,980,713     21,629,062
      Telecom Plus P.L.C.                                197,486      4,879,975
                                                                 --------------
Total Utilities                                                      48,275,961
                                                                 --------------
TOTAL COMMON STOCKS                                               1,978,538,145
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
      McBride P.L.C.                                  28,231,995         45,267
      REA Holdings P.L.C., 9.000%                          3,038          5,607
                                                                 --------------
TOTAL PREFERRED STOCKS                                                   50,874
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund                   2,592,913     30,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $735,534 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $665,157) to be repurchased at $652,117   $       652        652,115
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                  30,652,115
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,356,132,190)              $2,009,241,134
                                                                 ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                   Shares    Value++
                                                   ------- -----------
COMMON STOCKS -- (86.7%)

AUSTRIA -- (2.1%)
*   A-TEC Industries AG                             21,828 $        --
    Agrana Beteiligungs AG                          17,354   2,115,960
    AMAG Austria Metall AG                           1,988      57,524
    Atrium European Real Estate, Ltd.              614,001   3,666,994
    Austria Technologie & Systemtechnik AG          71,774     684,159
    BKS Bank AG                                      3,120      74,379
    CA Immobilien Anlagen AG                       163,483   2,486,113
    Conwert Immobilien Invest SE                    17,496     217,791
    DO & Co. AG                                     14,838     710,662
#   EVN AG                                         159,810   2,435,379
    Flughafen Wien AG                               47,263   3,646,075
    Frauenthal Holding AG                            4,212      52,695
#   IMMOFINANZ AG                                   15,360      67,271
    Josef Manner & Co. AG                              870      67,555
#   Kapsch TrafficCom AG                            23,418   1,264,027
#   Lenzing AG                                      51,434   3,836,909
    Mayr Melnhof Karton AG                          45,831   5,110,991
#   Oberbank AG                                     37,973   2,475,436
#   Oesterreichische Post AG                       151,659   7,111,707
#   Palfinger AG                                    57,325   2,115,643
    POLYTEC Holding AG                              82,397     793,148
    RHI AG                                         113,647   4,193,671
    Rosenbauer International AG                     16,122   1,302,805
    S IMMO AG                                      254,156   1,707,688
    Schoeller-Bleckmann Oilfield Equipment AG       52,807   6,092,309
    Semperit AG Holding                             49,494   2,423,735
    Strabag SE                                     102,680   2,698,947
    Telekom Austria AG                             560,193   4,605,230
    UBM Realitaetenentwicklung AG                    2,880      65,519
#   UNIQA Insurance Group AG                       361,548   4,420,079
#   Wienerberger AG                                533,293   9,250,481
#*  Wolford AG                                      11,252     300,016
    Zumtobel AG                                    145,385   2,594,422
                                                           -----------
TOTAL AUSTRIA                                               78,645,320
                                                           -----------
BELGIUM -- (2.6%)
*   Ablynx NV                                      129,167   1,267,548
    Ackermans & van Haaren NV                      118,073  12,787,617
*   AGFA-Gevaert NV                                898,617   2,134,031
    Arseus NV                                      103,428   3,194,223
#   Atenor Group                                     6,182     281,617
    Banque Nationale de Belgique                       968   3,795,454
    Barco NV                                        60,150   4,552,962
    Cie d'Entreprises CFE                           41,428   3,273,640
    Cie Immobiliere de Belgique SA                  12,636     617,241
    Cie Maritime Belge SA                           66,098   1,759,371
    Co.Br.Ha Societe Commerciale de Brasserie SA       115     271,344
    D'ieteren SA                                   129,060   6,081,798
#*  Deceuninck NV                                  364,236     864,772
#   Econocom Group                                 265,744   2,582,049

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
BELGIUM -- (Continued)
#   Elia System Operator SA                        135,158 $ 6,180,723
*   Euronav NV                                     101,119     712,377
    EVS Broadcast Equipment SA                      60,843   3,980,449
    Exmar NV                                       132,340   1,909,467
*   Floridienne SA                                   1,751     163,898
#*  Galapagos NV                                   110,191   2,129,801
    Gimv NV                                         13,949     706,958
*   Hamon & CIE SA                                   4,508      86,398
*   Ion Beam Applications                           89,062     734,919
    Jensen-Group NV                                 13,482     198,393
    Kinepolis Group NV                              19,582   2,857,112
    Lotus Bakeries                                   1,361   1,264,430
#*  MDxHealth                                       44,100     177,219
    Melexis NV                                      95,956   3,120,095
    Mobistar SA                                     87,167   1,510,946
#   NV Bekaert SA                                  190,167   7,962,830
#   Nyrstar                                        742,718   3,047,399
#*  Picanol                                         26,648     880,721
#*  RealDolmen NV/SA(B3M0622)                        7,587     177,956
*   RealDolmen NV/SA(5529094)                          120          20
    Recticel SA                                    101,580     681,945
#   Resilux                                          4,519     510,873
*   RHJ International                               54,210     283,500
*   Roularta Media Group NV                         10,263     164,719
    Sapec                                            2,832     179,946
    Sioen Industries NV                             52,140     617,642
    Sipef SA                                        30,617   2,323,907
    TER Beke SA                                      2,260     174,145
#   Tessenderlo Chemie NV                          132,614   3,319,529
#*  ThromboGenics NV                               155,245   4,274,664
    Van de Velde NV                                 35,750   1,817,094
                                                           -----------
TOTAL BELGIUM                                               95,613,742
                                                           -----------
DENMARK -- (4.1%)
    ALK-Abello A.S.                                 29,336   2,787,150
*   Alm Brand A.S.                                 484,611   1,896,868
#   Ambu A.S. Class B                               27,380   1,232,373
    Arkil Holding A.S. Class B                         504      55,968
*   Atlantic Petroleum P/F                           4,328     114,022
*   Auriga Industries Class B                       96,829   3,799,916
#*  Bang & Olufsen A.S.                            161,993   1,564,648
    BankNordik P/F                                     942      24,608
*   Bavarian Nordic A.S.                           105,508   1,282,962
*   BoConcept Holding A.S. Class B                   5,365      90,950
    Brodrene Hartmann A.S.                          13,977     352,551
    D/S Norden A.S.                                110,869   4,876,451
    Dfds A.S.                                       18,568   1,351,825
    Djurslands Bank A.S.                             8,970     288,157
*   East Asiatic Co., Ltd. A.S.                     55,571     949,720
    FE Bording A.S.                                    426      48,818
#   FLSmidth & Co. A.S.                            118,320   5,905,275
    Fluegger A.S. Class B                            4,198     282,792

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
DENMARK -- (Continued)
*   Genmab A.S.                                    186,552 $  8,105,183
    GN Store Nord A.S.                             772,340   17,619,238
*   GPV Industri A.S. Series B                       2,200           --
#*  Greentech Energy Systems A.S.                   12,775       33,915
    Gronlandsbanken AB                               1,125      139,105
*   H+H International A.S. Class B                  21,395      120,762
    Harboes Bryggeri A.S. Class B                   12,252      171,102
    IC Companys A.S.                                35,278      955,751
*   Incentive A.S.                                   3,575           --
    Jeudan A.S.                                      4,800      506,162
*   Jyske Bank A.S.                                252,239   14,261,538
    Lan & Spar Bank                                  5,150      277,129
    Lastas A.S. Class B                              5,633        4,871
    NKT Holding A.S.                               110,421    5,358,684
    Nordjyske Bank A.S.                             17,600      355,361
    Norresundby Bank A.S.                            7,350      287,055
    Pandora A.S.                                    68,274    3,254,437
*   Parken Sport & Entertainment A.S.               33,556      477,783
    PER Aarsleff A.S. Class B                        7,270      905,308
    Ringkjoebing Landbobank A.S.                    18,956    3,815,493
    Roblon A.S. Class B                              2,700      117,199
    Rockwool International A.S. Class B             30,614    4,815,202
    Royal UNIBREW A.S.                              45,850    5,886,053
    Schouw & Co.                                    74,017    2,760,428
    SimCorp A.S.                                   194,860    6,379,377
    Solar A.S. Class B                              22,896    1,303,515
*   Spar Nord Bank A.S.                            330,513    2,952,658
*   Sydbank A.S.                                   317,330    9,383,342
    Tivoli A.S.                                        969      513,209
*   TK Development A.S.                            358,493      446,911
*   Topdanmark A.S.                                507,925   13,824,624
*   TopoTarget A.S.                                546,711      255,797
*   Topsil Semiconductor Matls                     262,172       40,548
#*  Torm A.S.                                      543,877      168,951
#   United International Enterprises                 8,918    1,708,492
#*  Vestas Wind Systems A.S.                       693,291   18,578,010
*   Vestjysk Bank A.S.                              35,584       81,219
#*  Zealand Pharma A.S.                             32,819      369,210
                                                           ------------
TOTAL DENMARK                                               153,138,676
                                                           ------------
FINLAND -- (5.5%)
    Afarak Group Oyj                               604,909      287,629
    Ahlstrom Oyj                                    44,038      546,632
    Aktia Bank Oyj                                  33,238      344,571
    Alma Media Oyj                                 277,852    1,187,098
    Amer Sports Oyj                                550,929   11,303,591
    Apetit Oyj                                      19,402      500,717
    Aspo Oyj                                        83,192      606,893
    Atria P.L.C.                                    34,948      386,649
    Bank of Aland P.L.C. Class B                    22,078      245,503
    BasWare Oyj                                     34,550    1,004,295
*   Biotie Therapies Oyj                           955,389      452,746

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
FINLAND -- (Continued)
#   Cargotec Oyj                                     158,389 $ 5,783,667
*   Caverion Corp.                                   483,134   3,776,782
    Citycon Oyj                                    1,334,997   4,759,049
#*  Comptel Oyj                                      337,600     215,662
    Cramo Oyj                                        148,755   2,974,137
    Digia P.L.C.                                      48,912     264,782
*   Efore Oyj                                         49,703      48,451
    Elektrobit Corp.                                  79,135     151,745
#   Elisa Oyj                                        663,319  16,618,626
    eQ P.L.C.                                         29,413      97,704
#   F-Secure Oyj                                     463,536   1,198,045
    Finnair Oyj                                      407,001   1,553,515
*   Finnlines Oyj                                    124,906   1,131,161
#   Fiskars Oyj Abp                                  195,801   5,012,656
*   GeoSentric Oyj                                   244,900          --
    HKScan Oyj Class A                               117,880     539,473
    Huhtamaki Oyj                                    451,936  10,863,399
    Ilkka-Yhtyma Oyj                                  61,503     255,195
    Kemira Oyj                                       472,368   7,584,381
    Kesko Oyj Class B                                297,917   9,899,789
    Konecranes Oyj                                   245,559   8,272,866
    Lassila & Tikanoja Oyj                           144,688   3,033,899
    Lemminkainen Oyj                                  26,333     528,687
#   Metsa Board Oyj                                1,549,706   6,013,361
*   Munksjo Oyj                                       10,815      69,084
#   Neste Oil Oyj                                    596,102  11,819,716
    Okmetic Oyj                                       59,222     431,189
    Olvi Oyj Class A                                  67,692   2,439,674
    Oriola-KD Oyj Class A                              5,045      16,454
    Oriola-KD Oyj Class B                            491,691   1,594,559
    Orion Oyj Class A                                130,940   3,505,870
#   Orion Oyj Class B                                384,369  10,330,388
#*  Outokumpu Oyj                                  4,209,557   2,337,769
#   Outotec Oyj                                      697,608   6,898,704
    PKC Group Oyj                                     87,713   2,860,680
    Pohjola Bank P.L.C. Class A                      150,090   2,733,244
    Ponsse Oy                                         25,697     312,000
*   Poyry Oyj                                        190,749   1,010,315
    Raisio P.L.C. Class V                            541,284   3,149,640
    Ramirent Oyj                                     322,584   3,876,256
    Rapala VMC Oyj                                   113,258     776,809
    Rautaruukki Oyj                                  439,221   3,798,946
    Revenio Group OYJ                                  1,070      16,809
    Saga Furs Oyj                                     11,324     676,838
#   Sanoma Oyj                                       349,325   3,030,830
    Sievi Capital P.L.C.                             123,479     177,873
    SRV Group P.L.C.                                   9,181      51,409
    Stockmann Oyj Abp(5462371)                        43,914     732,875
#   Stockmann Oyj Abp(5462393)                       138,362   2,209,162
#   Technopolis Oyj                                  323,578   2,195,957
    Teleste Oyj                                       53,559     305,944
    Tieto Oyj                                        302,101   6,637,073

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
FINLAND -- (Continued)
#   Tikkurila Oyj                                     175,018 $  4,537,597
#   Uponor Oyj                                        244,992    4,839,065
    Vacon P.L.C.                                       46,607    3,463,884
    Vaisala Oyj Class A                                40,712      994,923
*   Viking Line Abp                                    10,366      254,481
    YIT Oyj                                           500,865    6,496,796
                                                              ------------
TOTAL FINLAND                                                  202,026,169
                                                              ------------
FRANCE -- (11.1%)
    ABC Arbitrage                                      22,399      153,066
#*  Air France-KLM                                    722,730    7,537,473
    Akka Technologies SA                                8,290      248,546
    Albioma                                            96,570    2,360,358
#*  Alcatel-Lucent                                 12,082,064   46,287,055
    Ales Groupe                                           669       12,038
    Altamir                                            81,618    1,112,985
    Alten SA                                           92,635    4,188,616
    Altran Technologies SA                            676,432    5,994,823
    April                                              76,998    1,637,022
#*  Archos                                             16,779       81,575
    Assystem                                           65,144    1,773,312
*   Atari SA                                           68,443           --
    Aubay                                              10,285       96,020
#*  Audika Groupe                                      22,298      299,723
    Aurea SA                                            2,794       16,115
    Axway Software SA                                  27,272      818,676
#*  Beneteau SA                                       184,191    3,372,856
#*  Bigben Interactive                                 20,361      203,933
    BioMerieux                                         22,777    2,286,176
    Boiron SA                                          29,446    1,992,271
    Bonduelle SCA                                      77,754    1,940,140
    Bongrain SA                                        34,266    2,506,101
#   Bourbon SA                                        216,060    6,157,684
*   Boursorama                                         92,227      925,456
*   Bull                                              402,126    1,775,662
    Burelle SA                                          3,866    3,071,043
*   Cegedim SA                                         19,533      516,053
    Cegid Group                                        22,946      669,927
*   CGG                                               455,425   10,010,199
#*  Chargeurs SA                                       41,322      305,958
#   Cie des Alpes                                      17,687      359,683
    Cie Industrielle et Financiere D'Entreprises        1,200       93,544
    Ciments Francais SA                                47,966    3,435,368
*   Club Mediterranee SA                              107,104    2,526,940
*   Derichebourg SA                                   548,515    1,916,934
#   Devoteam SA                                        27,431      487,859
    Eiffage SA                                        169,719   10,058,094
#   Electricite de Strasbourg                          21,886    3,013,505
    Eramet                                              8,545      811,443
    Esso SA Francaise                                  11,770      757,510
    Etablissements Maurel et Prom                     419,398    6,752,241
    Euler Hermes SA                                    52,633    6,948,846

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
FRANCE -- (Continued)
*   Euro Disney SCA                                   36,268 $   236,633
    Eurofins Scientific                               20,557   5,627,625
    Exel Industries Class A                           10,680     577,598
    Faiveley Transport SA                             35,342   2,758,260
#*  Faurecia                                         216,138   6,299,094
#   Fimalac                                           31,490   1,954,830
    Fleury Michon SA                                   4,694     295,164
*   GameLoft SE                                      132,025   1,400,660
    Gaumont SA                                        13,980     681,464
#   GEA                                                2,218     242,973
#*  GECI International                                59,392          --
    Gevelot SA                                         3,584     338,318
#   GL Events                                         48,302   1,043,319
    Groupe Crit                                       24,255   1,029,979
    Groupe Eurotunnel SA                             799,822   7,742,988
#   Groupe Flo                                        35,997     158,389
*   Groupe Fnac                                        9,578     267,673
    Groupe Open                                       27,590     262,307
    Groupe Steria SCA                                135,577   2,505,113
    Guerbet                                            6,577     893,094
*   Haulotte Group SA                                 65,672     800,421
    Havas SA                                       1,237,953  10,294,089
*   Hi-Media SA                                      134,290     342,522
#   Ingenico                                          98,460   7,396,171
    Interparfums SA                                   29,888   1,177,028
    Ipsen SA                                          62,390   2,732,834
    IPSOS                                            159,746   6,724,375
    Jacquet Metal Service                             55,520     932,839
    Korian                                            14,713     459,595
    L.D.C. SA                                             19       3,059
    Lagardere SCA                                    427,942  15,546,813
    Lanson-BCC                                         7,992     351,026
    Laurent-Perrier                                   12,675   1,183,994
*   Le Noble Age                                         542       9,999
#   Lectra                                            94,714     897,934
    LISI                                              17,353   2,678,288
    Maisons France Confort                            15,380     567,140
#   Manitou BF SA                                     48,911     921,279
    Manutan International                             14,553     888,460
    Medica SA                                        183,725   4,721,182
    Mersen                                            72,883   2,666,059
    Metropole Television SA                          236,930   5,450,202
#   MGI Coutier                                        2,979     365,327
    Montupet                                          30,887   1,160,271
*   Mr Bricolage                                      30,731     421,507
    Naturex                                           24,725   1,951,761
#   Neopost SA                                       167,752  12,665,437
#   Nexans SA                                        131,823   5,860,986
    Nexity SA                                        110,520   4,327,357
    NextRadioTV                                       10,035     231,188
*   NicOx SA                                           3,470      11,639
    Norbert Dentressangle SA                          20,989   2,380,713

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
FRANCE -- (Continued)
#*  NRJ Group                                         72,524 $   698,890
#*  Orco Property Group                              161,646     487,261
    Orpea                                            128,403   6,925,626
*   Osiatis SA                                        26,496     371,621
    Paris Orleans SA                                     456      11,249
*   Parrot SA                                         38,572   1,074,946
#*  Peugeot SA                                     1,076,690  14,163,830
#*  Pierre & Vacances SA                              22,855     613,790
    Plastic Omnium SA                                324,906   9,282,252
    PSB Industries SA                                  8,438     343,494
    Rallye SA                                        106,948   4,551,274
#*  Recylex SA                                        83,164     374,345
    Robertet SA                                        3,167     773,515
    Rubis SCA                                        157,540   9,834,840
    Sa des Ciments Vicat                              55,830   4,171,586
    Saft Groupe SA                                   126,335   4,006,089
    Samse SA                                           8,342     826,191
    Sartorius Stedim Biotech                           7,017   1,055,081
    SEB SA                                            37,211   3,338,805
    Seche Environnement SA                             9,167     367,250
    Securidev SA                                       2,500     118,755
#*  Sequana SA                                        44,019     364,532
    Soc Mar Tunnel Prado Car                           2,292      90,016
    Societe d'Edition de Canal +                     272,836   2,249,664
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco                              46,150   2,521,071
    Societe Internationale de Plantations
      d'Heveas SA                                      7,778     583,150
    Societe pour l'Informatique Industrielle          40,908     342,468
    Societe Television Francaise 1                   567,362  10,931,881
#*  SOITEC                                           826,614   1,868,377
#*  Solocal Group                                    630,719   1,469,308
#   Somfy SA                                          21,738   5,417,923
    Sopra Group SA                                    23,140   2,022,650
#*  Spir Communication                                 4,687      95,684
#*  Ste Industrielle d'Aviation Latecoere SA          30,831     553,995
    Stef                                              29,121   1,957,598
*   Store Electronic                                   8,638     155,360
    Sword Group                                       30,562     644,021
#   Synergie SA                                       60,624   1,094,033
*   Technicolor SA                                   382,853   2,065,847
    Teleperformance                                  275,593  14,588,498
    Tessi SA                                           7,038     961,549
#*  Theolia SA                                       281,335     527,135
    Thermador Groupe                                   8,185     732,036
    Tonnellerie Francois Freres                        5,013     413,443
    Total Gabon                                        1,307     838,668
    Touax SA                                           4,773     127,817
*   Trigano SA                                        38,518     817,524
*   UBISOFT Entertainment                            459,542   5,894,831
    Union Financiere de France BQE SA                 16,679     399,179
    Valeo SA                                          17,099   1,691,591
*   Valneva SE                                       114,605     745,138
#   Vetoquinol SA                                      7,362     292,984

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
FRANCE -- (Continued)
    Viel et Co.                                    158,130 $    521,798
#   Vilmorin & Cie                                  22,432    2,646,310
    Virbac SA                                       17,539    3,527,980
#*  Vivalis SA                                      18,706      121,645
*   VM Materiaux SA                                  6,914      263,406
#   Vranken-Pommery Monopole SA                     18,881      610,942
                                                           ------------
TOTAL FRANCE                                                409,490,547
                                                           ------------
GERMANY -- (12.5%)
*   Aareal Bank AG                                 423,110   16,227,581
    Adler Modemaerkte AG                            29,862      385,080
*   ADVA Optical Networking SE                     189,709    1,012,667
#*  Air Berlin P.L.C.                              105,821      243,765
#*  Aixtron SE NA                                  409,853    5,882,335
*   Aligna AG                                      318,087           --
    Allgeier SE                                     24,659      519,126
    Amadeus Fire AG                                 20,030    1,318,287
    Analytik Jena AG                                 2,238       44,862
*   AS Creation Tapeten                              7,109      371,907
#*  Asian Bamboo AG                                  8,245       26,678
    Aurubis AG                                     153,470    9,669,371
#   Balda AG                                       127,634      791,945
    Basler AG                                          356       14,472
    Bauer AG                                        45,945    1,126,829
#   BayWa AG(5838057)                               57,667    2,936,810
    BayWa AG(5838068)                                  124        6,689
    Bechtle AG                                      71,274    4,570,675
    Bertrandt AG                                    23,001    3,008,221
    Bijou Brigitte AG                               18,449    1,944,101
    Bilfinger SE                                       290       32,181
    Biotest AG                                      20,784    1,718,568
*   BKN International AG                            33,408          136
    Borussia Dortmund GmbH & Co. KGaA              264,935    1,368,226
    CANCOM SE                                       50,978    1,954,906
    Carl Zeiss Meditec AG                           94,585    2,987,723
    CAT Oil AG                                      73,663    1,797,482
#   Celesio AG                                     406,712   12,644,638
    CENIT AG                                        35,810      502,413
    CENTROTEC Sustainable AG                        43,285    1,076,175
    Cewe Stiftung & Co. KGAA                        22,058    1,233,382
*   Colonia Real Estate AG                          16,334      106,869
    Comdirect Bank AG                              179,407    2,039,025
#   CompuGroup Medical AG                           58,460    1,522,795
*   Constantin Medien AG                           351,622      786,484
    CropEnergies AG                                 99,798      933,648
    CTS Eventim AG                                 106,100    5,172,631
    DAB Bank AG                                    130,043      654,563
    Data Modul AG                                   11,455      249,118
#   Delticom AG                                     25,992    1,370,749
*   Deufol SE                                       76,487      140,244
#   Deutsche Beteiligungs AG                        29,148      765,221
#   Deutsche Wohnen AG                             816,056   15,347,428

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
GERMANY -- (Continued)
*   Deutz AG                                         440,031 $ 4,173,646
#*  Dialog Semiconductor P.L.C.                      289,462   5,561,639
    DIC Asset AG                                      13,115     144,820
    DMG MORI SEIKI AG                                285,594   9,387,901
    Dr Hoenle AG                                      21,610     358,803
    Draegerwerk AG & Co. KGaA                          6,123     605,991
    Drillisch AG                                     228,312   5,883,752
    Duerr AG                                         107,838   9,437,841
    DVB Bank SE                                       21,139     696,575
    Eckert & Ziegler AG                               17,884     727,473
    Elmos Semiconductor AG                            47,055     618,109
    ElringKlinger AG                                 140,315   5,966,083
    Erlus AG                                           2,970     175,750
#   Euromicron AG                                     30,517     723,285
#*  Evotec AG                                      1,165,338   6,817,126
    Fielmann AG                                       32,673   3,653,891
#*  First Sensor AG                                   19,888     200,996
#*  Francotyp-Postalia Holding AG Class A             40,875     234,788
    Freenet AG                                       489,959  12,726,578
    Fuchs Petrolub AG                                 99,499   6,764,192
*   GAGFAH SA                                        281,532   3,990,666
    GBW AG                                            21,076     642,217
    Gerresheimer AG                                  149,928   9,917,553
#   Gerry Weber International AG                      89,543   3,710,494
    Gesco AG                                          14,980   1,523,605
    GFK SE                                            72,318   4,228,902
    GFT Technologies AG                               74,544     611,613
#*  Gigaset AG                                       123,765     170,239
    Grammer AG                                        56,930   2,648,931
    Grenkeleasing AG                                  32,703   3,235,259
*   GSW Immobilien AG                                198,352   9,223,946
*   H&R AG                                            50,783     614,717
    Hamburger Hafen und Logistik AG                   78,568   1,971,648
#*  Hansa Group AG                                   146,815     292,366
#   Hawesko Holding AG                                19,480   1,004,562
#*  Heidelberger Druckmaschinen AG                 1,093,379   2,923,006
#   Highlight Communications AG                       98,062     503,293
    Homag Group AG                                    25,484     615,171
    Hornbach Baumarkt AG                                 131       4,708
    Indus Holding AG                                 105,351   3,785,696
    Init Innovation In Traffic Systems AG              6,404     202,798
*   Intershop Communications AG                       62,598     123,868
    Isra Vision AG                                    15,060     722,179
*   IVG Immobilien AG                                278,810      26,678
    Jenoptik AG                                      214,467   3,746,697
*   Joyou AG                                          12,175     231,150
#   K+S AG                                            46,883   1,191,278
*   Kampa AG                                           7,101         424
*   Kloeckner & Co. SE                               486,189   6,857,914
    Koenig & Bauer AG                                 23,909     456,252
    Kontron AG                                       236,302   1,616,288
#   Krones AG                                         72,618   6,356,042

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
GERMANY -- (Continued)
    KSB AG                                           3,584 $ 2,348,139
#   KUKA AG                                        130,343   5,932,144
    KWS Saat AG                                     16,490   5,888,712
    Leifheit AG                                     12,500     509,915
    Leoni AG                                       158,380  10,719,775
    LPKF Laser & Electronics AG                     94,752   1,973,840
#*  Manz AG                                         10,384     749,532
*   MasterFlex SE                                   19,347     177,058
*   Maxdata Computer AG                             94,120          --
*   Mediclin AG                                    119,554     701,647
#*  Medigene AG                                     23,760     123,176
    MLP AG                                         216,957   1,353,725
#   Mobotix AG                                      13,494     289,543
*   Morphosys AG                                    70,908   5,484,915
    MTU Aero Engines AG                             10,103   1,007,586
#   Muehlbauer Holding AG & Co. KGaA                14,905     394,958
#   MVV Energie AG                                 114,055   3,773,278
    Nemetschek AG                                   24,668   1,628,106
    Nexus AG                                        42,453     593,751
*   Nordex SE                                      279,193   4,893,315
    Norma Group SE                                 143,509   7,176,918
    OHB AG                                          35,659     848,707
*   Osram Licht AG                                  24,717   1,280,160
    P&I Personal & Informatik AG                    17,863   1,137,823
*   Patrizia Immobilien AG                         160,052   1,499,116
    Pfeiffer Vacuum Technology AG                   42,721   4,974,498
    PNE Wind AG                                    250,637     991,964
*   Powerland AG                                     4,118      18,544
    Progress-Werk Oberkirch AG                       7,812     444,557
#   PSI AG Gesellschaft Fuer Produkte und Systeme
      der Informationstechnologie                   28,155     468,626
    Pulsion Medical Systems SE                       6,063     127,454
#   Puma SE                                          4,958   1,474,982
#   PVA TePla AG                                    46,019     183,516
    QSC AG                                         467,082   2,905,286
    R Stahl AG                                      14,410     697,540
    Rational AG                                      7,789   2,385,154
    Rheinmetall AG                                 189,044  11,687,366
    Rhoen Klinikum AG                              500,406  13,984,605
    RIB Software AG                                 85,906     765,450
*   SAF-Holland SA                                 216,230   3,073,905
    Salzgitter AG                                  169,702   7,468,475
    Schaltbau Holding AG                            14,476     800,807
    Sektkellerei Schloss Wachenheim AG               7,479     103,897
*   SER Systems AG                                   9,400          --
#   SGL Carbon SE                                  229,387   8,945,413
#   SHW AG                                          12,018     737,939
#*  Singulus Technologies AG                       236,814     579,472
    Sinner AG                                        1,159      21,847
    Sixt SE                                         81,198   2,446,807
    SKW Stahl-Metallurgie Holding AG                25,308     411,690
#   SMA Solar Technology AG                         46,478   1,894,608
    SMT Scharf AG                                   17,833     577,618

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
GERMANY -- (Continued)
    Softing AG                                         5,794 $    109,688
    Software AG                                      286,671   10,614,691
#*  Solarworld AG                                    336,956      359,361
    Stada Arzneimittel AG                            287,980   16,553,592
    STINAG Stuttgart Invest AG                         1,594       34,650
*   Stroeer Media AG                                  99,453    1,718,223
#*  Suss Microtec AG                                  92,598      981,956
#   Symrise AG                                       155,836    6,597,986
    Syzygy AG                                         30,656      184,543
#   TAG Immobilien AG                                455,809    5,505,921
    Takkt AG                                         126,507    2,512,030
#   Technotrans                                       29,535      313,404
#   Telegate AG                                       23,076      200,551
*   Tipp24 SE                                         26,748    1,739,659
#*  Tom Tailor Holding AG                             83,114    1,894,371
#   Tomorrow Focus AG                                113,715      683,038
#*  TUI AG                                           673,397    8,921,347
    UMS United Medical Systems International AG        3,304       42,962
*   VBH Holding AG                                     9,415       33,431
*   Verbio AG                                            796        1,143
#   Vossloh AG                                        37,975    3,917,166
    VTG AG                                            47,714      995,138
#   Wacker Chemie AG                                  12,207    1,146,335
#   Wacker Neuson SE                                  83,600    1,284,164
    Washtec AG                                         5,625       80,256
    Wincor Nixdorf AG                                141,991    9,388,197
    Wirecard AG                                      112,653    4,098,692
    XING AG                                           11,101    1,119,472
                                                             ------------
TOTAL GERMANY                                                 462,205,231
                                                             ------------
GREECE -- (2.0%)
*   Aegean Airlines SA                                 5,746       49,678
*   Alfa Alfa Energy S.A.                              3,810           --
*   Alpha Bank AE                                    514,289      460,665
*   Alysida S.A.                                       2,376           --
*   Astir Palace Hotel SA                             93,886      508,925
    Athens Water Supply & Sewage Co. SA (The)        116,677    1,316,587
*   Atlantic Supermarkets SA                          34,730           --
*   Autohellas SA                                     19,769      230,513
*   Babis Vovos International Construction SA         21,073           --
*   Balafas S.A.                                      15,200           --
*   Bank of Cyprus P.L.C.                          4,342,301           --
    Bank of Greece                                   133,571    2,904,446
*   Daios Plastics SA                                 15,442       73,024
*   Diagnostic & Therapeutic Center of Athens
      Hygeia SA                                       85,353       53,500
*   Elektroniki Athinon SA                             7,497        4,886
*   Ellaktor SA                                      544,614    2,366,812
*   Elval - Hellenic Aluminium Industry SA            28,590       76,962
*   Etma Rayon SA                                     11,242           --
*   Euromedica SA                                     14,719        7,541
*   Folli Follie SA                                  150,049    4,456,755
*   Fourlis Holdings SA                              146,787      695,489

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
GREECE -- (Continued)
*   Frigoglass SA                                    115,348 $   922,748
*   GEK Terna Holding Real Estate Construction SA    296,155   1,260,846
*   Halcor SA                                        142,942     167,431
    Hellenic Exchanges SA Holding Clearing
      Settlement and Registry                        296,505   3,116,581
    Hellenic Petroleum SA                            326,121   4,240,579
*   Hellenic Telecommunications Organization SA      707,121   8,899,410
*   Iaso SA                                          206,042     360,416
*   Informatics S.A.                                   3,778          --
*   Intracom Holdings SA                             247,375     191,631
    Intralot SA-Integrated Lottery Systems &
      Services                                       551,157   1,454,909
*   Ipirotiki Software & Publications S.A.            22,110          --
*   JUMBO SA                                         400,965   5,379,989
*   Lamda Development SA                                 905       5,993
*   Lan-Net S.A.                                      12,688          --
*   Marfin Investment Group Holdings SA            2,380,237   1,517,556
    Metka SA                                         101,638   1,908,288
    Motor Oil Hellas Corinth Refineries SA           246,966   2,936,001
*   Mytilineos Holdings SA                           367,558   2,967,993
*   National Bank of Greece SA                       511,687   2,906,298
*   Neorion Holdings SA                               14,991       2,544
    OPAP SA                                          168,712   2,095,011
*   Piraeus Bank SA                                  235,090     490,746
    Piraeus Port Authority                            21,267     516,688
*   Promota Hellas S.A.                                8,860          --
*   Proton Bank SA                                   141,214          --
    Public Power Corp. SA                            528,487   7,854,210
*   Sarantis SA                                       74,884     595,392
*   Sidenor Steel Products Manufacturing Co. SA       79,509     184,080
*   T Bank SA                                        228,007          --
    Terna Energy SA                                  150,484     744,097
*   Themeliodomi S.A.                                 37,422          --
    Thessaloniki Port Authority SA                     6,936     235,232
    Thessaloniki Water Supply & Sewage Co. SA         15,807     126,795
    Thrace Plastics Co. SA                            33,856      63,989
*   Titan Cement Co. SA                              203,501   5,535,370
*   TT Hellenic Postbank SA                          695,353          --
*   Viohalco Hellenic Copper and Aluminum
      Industry SA                                    603,593   5,974,777
                                                             -----------
TOTAL GREECE                                                  75,861,383
                                                             -----------
IRELAND -- (1.9%)
    Aer Lingus Group P.L.C.                          752,359   1,429,367
*   Aminex P.L.C.                                    496,086      18,523
    C&C Group P.L.C.(B010DT8)                        399,607   2,330,067
    C&C Group P.L.C.(B011Y09)                      1,014,594   5,939,754
    Dragon Oil P.L.C.                                953,523   8,982,244
    FBD Holdings P.L.C.                              125,728   2,651,574
    Glanbia P.L.C.(4058629)                           56,545     791,500
    Glanbia P.L.C.(0066950)                          700,613   9,858,118
    IFG Group P.L.C.                                 271,865     515,586
    Irish Continental Group P.L.C.(3333651)           23,420     810,205
    Irish Continental Group P.L.C.(3339455)           14,903     522,907
*   Kenmare Resources P.L.C.                       4,546,361   1,466,217

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
IRELAND -- (Continued)
    Kingspan Group P.L.C.                          511,601 $ 8,555,934
    Paddy Power P.L.C.(0258810)                    175,221  14,181,124
    Paddy Power P.L.C.(4828974)                      6,799     553,844
    Smurfit Kappa Group P.L.C.                     554,973  13,433,965
                                                           -----------
TOTAL IRELAND                                               72,040,929
                                                           -----------
ISRAEL -- (2.3%)
#*  Africa Israel Investments, Ltd.                410,076     690,332
*   Africa Israel Properties, Ltd.                  57,169     890,335
    Africa Israel Residences, Ltd.                     594       8,795
*   Airport City, Ltd.                             142,471   1,231,589
*   AL-ROV Israel, Ltd.                             16,940     562,129
*   Albaad Massuot Yitzhak, Ltd.                       370       6,983
*   Allot Communications, Ltd.                      34,073     453,667
#*  Alon Blue Square Israel, Ltd.                   58,561     230,961
*   Alrov Properties and Lodgings, Ltd.             10,610     308,159
    Amot Investments, Ltd.                         248,365     711,474
*   AudioCodes, Ltd.                               159,083     956,842
    Avgol Industries 1953, Ltd.                    420,938     378,382
#*  Azorim-Investment Development & Construction
      Co., Ltd.                                    380,820     409,970
#   Babylon, Ltd.                                  134,822     288,292
    Bayside Land Corp.                               2,689     695,037
    Big Shopping Centers 2004, Ltd.                  5,139     184,540
*   Biocell, Ltd.                                   15,003      83,483
*   BioLine RX, Ltd.                               596,298     151,737
    Blue Square Real Estate, Ltd.                    3,962     145,867
*   Cellcom Israel, Ltd.                           167,563   1,951,076
*   Ceragon Networks, Ltd.                          77,319     268,292
#*  Clal Biotechnology Industries, Ltd.            174,162     378,037
    Clal Industries, Ltd.                          305,278   1,360,590
    Clal Insurance Enterprises Holdings, Ltd.       88,615   1,736,652
*   Cohen Development & Industrial Buildings, Ltd.     944      27,949
*   Compugen, Ltd.                                  69,314     687,324
    Delek Automotive Systems, Ltd.                 145,079   1,608,587
    Delta-Galil Industries, Ltd.                    47,407   1,118,336
    Direct Insurance Financial Investments, Ltd.    39,020     216,805
*   El Al Israel Airlines                           77,144      12,666
    Elbit Systems, Ltd.                             94,354   5,035,768
    Electra, Ltd.                                    7,074     891,490
*   Elron Electronic Industries, Ltd.               60,778     445,371
*   Equital, Ltd.                                    2,543      40,330
*   Evogene, Ltd.                                  119,806     974,772
#*  EZchip Semiconductor, Ltd.                     106,730   2,811,214
#   First International Bank Of Israel, Ltd.        98,118   1,610,010
    FMS Enterprises Migun, Ltd.                     10,227     120,171
    Formula Systems 1985, Ltd.                      36,549     949,080
    Fox Wizel, Ltd.                                  6,519     152,715
#   Frutarom Industries, Ltd.                      174,875   3,133,218
*   Gilat Satellite Networks, Ltd.                 100,149     511,213
*   Given Imaging, Ltd.                             57,544   1,156,325
    Golf & Co., Ltd.                                74,605     260,493
*   Hadera Paper, Ltd.                              10,176     597,768

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
ISRAEL -- (Continued)
    Harel Insurance Investments & Financial
      Services, Ltd.                                 469,890 $ 2,755,316
#   Industrial Buildings Corp.                       347,656     627,476
#*  Israel Discount Bank, Ltd. Class A             3,446,930   6,878,535
    Israel Land Development Co., Ltd. (The)           22,310      92,085
    Ituran Location and Control, Ltd.                 84,441   1,544,721
#*  Jerusalem Oil Exploration                         39,274   1,450,410
#*  Kamada, Ltd.                                     119,349   1,722,525
    Kerur Holdings, Ltd.                               2,133      37,122
    Maabarot Products, Ltd.                           21,999     243,827
    Magic Software Enterprises, Ltd.                  51,716     325,478
    Matrix IT, Ltd.                                  182,457     959,919
    Maytronics, Ltd.                                   6,672      12,040
#*  Mazor Robotics, Ltd.                             102,179     896,098
    Meitav DS Investments, Ltd.                       38,130     137,755
    Melisron, Ltd.                                    52,829   1,398,304
    Menorah Mivtachim Holdings, Ltd.                 114,147   1,313,903
    Migdal Insurance & Financial Holding, Ltd.     1,213,664   2,118,665
    Mivtach Shamir                                    22,367     821,986
*   Naphtha Israel Petroleum Corp., Ltd.             152,895     984,865
*   Neto ME Holdings, Ltd.                             5,411     287,823
#*  Nitsba Holdings 1995, Ltd.                       129,055   1,807,264
*   Nova Measuring Instruments, Ltd.                  72,188     633,960
#*  Oil Refineries, Ltd.                           3,757,899   1,214,646
*   Ormat Industries                                 293,852   1,986,577
    Osem Investments, Ltd.                            92,442   2,039,216
*   Partner Communications Co., Ltd.                 372,802   3,061,149
*   Paz Oil Co., Ltd.                                 20,326   3,155,156
*   Perion Network, Ltd.                              16,455     180,505
    Phoenix Holdings, Ltd. (The)                     234,055     920,110
    Plasson Industries, Ltd.                          12,320     408,041
#   Rami Levi Chain Stores Hashikma Marketing
      2006, Ltd.                                      33,735   1,825,457
    Shikun & Binui, Ltd.                             920,014   2,201,123
    Shufersal, Ltd.                                  381,641   1,539,831
*   Space Communication, Ltd.                         17,611     214,285
    Strauss Group, Ltd.                              162,151   2,859,400
#*  Tower Semiconductor, Ltd.                         96,366     469,484
*   Union Bank of Israel                             130,630     585,712
                                                             -----------
TOTAL ISRAEL                                                  86,155,595
                                                             -----------
ITALY -- (8.1%)
#   A2A SpA                                        4,407,721   4,959,410
    ACEA SpA                                         280,731   2,921,027
#*  Acotel Group SpA                                   3,478     108,622
    Aeroporto di Firenze SpA                          17,390     233,180
    Aeroporto di Venezia Marco Polo SpA - SAVE        74,278   1,346,438
    Alerion Cleanpower SpA                            92,062     447,813
    Amplifon SpA                                     350,657   1,869,426
    Ansaldo STS SpA                                  481,426   5,108,589
*   Arnoldo Mondadori Editore SpA                    521,400   1,112,242
    Ascopiave SpA                                    194,134     424,414
    Astaldi SpA                                      258,925   2,522,349
*   Autogrill SpA                                    492,715   4,422,983

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
ITALY -- (Continued)
    Azimut Holding SpA                                491,069 $12,457,026
#*  Banca Carige SpA                                3,160,296   2,526,853
#   Banca Finnat Euramerica SpA                       637,043     266,539
    Banca Generali SpA                                202,487   5,285,984
    Banca IFIS SpA                                    102,347   1,536,269
#*  Banca Monte dei Paschi di Siena SpA             8,733,630   2,753,505
*   Banca Piccolo Credito Valtellinese Scarl        1,928,748   3,451,521
*   Banca Popolare dell'Emilia Romagna S.c.r.l.     1,449,109  13,922,026
#*  Banca Popolare dell'Etruria e del Lazio           261,735     244,171
#*  Banca Popolare di Milano Scarl                 13,321,904   8,899,056
    Banca Popolare di Sondrio Scarl                 1,200,453   6,909,509
    Banca Profilo SpA                                 964,900     322,391
    Banco di Desio e della Brianza SpA                232,296     729,293
*   Banco Popolare                                  6,663,294  13,237,221
*   BasicNet SpA                                      105,627     275,429
*   Beghelli SpA                                      403,187     198,236
*   Biesse SpA                                         54,004     312,543
    Brembo SpA                                        162,145   4,288,463
*   Brioschi Sviluppo Immobiliare SpA                 174,780      20,744
#   Brunello Cucinelli SpA                             61,102   1,904,406
#   Buzzi Unicem SpA                                  320,417   5,547,509
    Cairo Communication SpA                           113,404     793,811
*   Caltagirone Editore SpA                             6,277      10,187
    Caltagirone SpA                                   210,067     499,536
*   Carraro SpA                                       113,633     440,728
    Cembre SpA                                         40,330     427,211
    Cementir Holding SpA                              336,239   1,547,663
*   CIR-Compagnie Industriali Riunite SpA           1,837,842   3,057,022
    Credito Bergamasco SpA                            129,374   2,489,967
    Credito Emiliano SpA                              376,390   2,845,528
*   d'Amico International Shipping SA                 491,250     424,699
#   Danieli & C Officine Meccaniche SpA                58,967   1,812,501
    Datalogic SpA                                      65,558     711,833
    Davide Campari-Milano SpA                         188,852   1,645,835
    De'Longhi SpA                                     275,556   4,255,366
*   DeA Capital SpA                                   241,155     458,424
*   Delclima                                          238,104     331,933
#   DiaSorin SpA                                       89,009   4,212,552
#   Ei Towers SpA                                      39,294   1,642,694
    Engineering SpA                                    20,358   1,108,748
    ERG SpA                                           242,145   2,957,074
    Esprinet SpA                                      124,948     908,289
*   Eurotech SpA                                      122,818     316,208
*   Falck Renewables SpA                              518,528     883,006
*   Fiera Milano SpA                                   31,596     228,853
#*  Finmeccanica SpA                                1,838,316  13,471,206
#*  Fondiaria-Sai SpA                               1,930,203   4,945,313
    Gas Plus                                           14,596      93,498
*   Gefran SpA                                          6,645      28,851
*   Gemina SpA                                      2,562,430   6,216,913
#   Geox SpA                                          343,770     941,338
*   Gruppo Editoriale L'Espresso SpA                  670,242   1,335,526

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
ITALY -- (Continued)
    Gruppo MutuiOnline SpA                            51,809 $   288,447
    Gtech Spa                                        185,318   5,627,922
#   Hera SpA                                       2,829,591   5,700,920
*   IMMSI SpA                                        743,533     459,064
    Impregilo SpA                                     29,916     190,447
    Indesit Co. SpA                                  185,473   1,915,464
    Industria Macchine Automatiche SpA                58,626   2,008,954
#*  Intek Group SpA                                1,654,192     713,844
    Interpump Group SpA                              317,190   3,527,458
    Irce SpA                                          10,392      23,843
    Iren SpA                                       2,070,565   3,095,866
#   Italcementi SpA                                  308,441   2,743,117
*   Italmobiliare SpA                                 46,873   1,528,428
#*  Juventus Football Club SpA                     1,587,772     516,201
#*  Landi Renzo SpA                                  203,171     342,439
    MARR SpA                                         157,876   2,482,466
*   Mediaset SpA                                   3,041,414  15,187,868
    Mediolanum SpA                                   294,936   2,566,650
#*  Milano Assicurazioni SpA                       2,324,306   1,982,928
*   Molecular Medicine SpA                           109,512     117,710
    Nice SpA                                          41,141     163,595
*   Pagnossin SpA                                      9,000          --
#   Piaggio & C SpA                                  736,724   2,125,992
*   Pininfarina SpA                                   60,985     269,749
#*  Poltrona Frau SpA                                238,473     784,541
#*  Prelios SpA                                      238,990     203,442
*   Premafin Finanziaria SpA                         916,383     208,482
*   Prima Industrie SpA                                1,958      26,143
    Prysmian SpA                                     233,881   5,713,051
#*  RCS MediaGroup SpA                               103,476     227,687
    Recordati SpA                                    408,182   5,361,675
    Reply SpA                                         18,077   1,176,924
#*  Retelit SpA                                      410,894     309,208
    Richard-Ginori 1735 SpA                            8,489         805
    Sabaf SpA                                         24,109     434,249
    SAES Getters SpA                                  30,068     291,962
*   Safilo Group SpA                                 149,871   3,063,946
#*  Saras SpA                                        946,607   1,171,650
*   Snai SpA                                          95,483     131,468
    Societa Cattolica di Assicurazioni S.c.r.l.      197,763   5,006,830
#   Societa Iniziative Autostradali e Servizi SpA    244,650   2,563,009
    Societa per la Bonifica dei Terreni Ferraresi
      e Imprese Agricole SpA                          10,867     521,065
    Sogefi SpA                                       220,168   1,252,089
    SOL SpA                                          166,511   1,257,674
*   Sorin SpA                                      1,208,532   3,329,494
    Tamburi Investment Partners SpA                   37,478     115,463
#*  Tiscali SpA                                    3,467,783     206,307
    Tod's SpA                                         11,806   1,964,649
    Trevi Finanziaria Industriale SpA                154,707   1,422,415
    TXT e-solutions SpA                                2,695      57,932
*   Uni Land SpA                                      51,835          --
    Unione di Banche Italiane SCPA                 2,765,965  19,116,785

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
ITALY -- (Continued)
    Unipol Gruppo Finanziario SpA                    970,174 $  5,144,206
    Vianini Industria SpA                             35,758       60,313
    Vianini Lavori SpA                               175,180    1,008,548
    Vittoria Assicurazioni SpA                       121,346    1,442,103
*   World Duty Free SpA                              492,715    5,458,905
*   Yoox SpA                                         176,495    6,349,280
    Zignago Vetro SpA                                132,100      848,000
                                                             ------------
TOTAL ITALY                                                   301,417,172
                                                             ------------
NETHERLANDS -- (5.0%)
    Aalberts Industries NV                           480,099   14,334,222
#   Accell Group                                     104,121    2,125,810
*   AFC Ajax NV                                       18,134      191,232
*   AMG Advanced Metallurgical Group NV              160,659    1,793,461
#   Amsterdam Commodities NV                          80,355    1,790,320
#   APERAM                                           262,538    4,485,350
#   Arcadis NV                                       294,666    9,240,797
    ASM International NV                             237,793    7,810,682
*   Atag Group NV                                      4,630           --
*   Ballast Nedam                                      2,824       43,594
#   BE Semiconductor Industries NV                   164,367    1,786,081
    Beter Bed Holding NV                              89,519    2,019,629
    BinckBank NV                                     319,629    3,075,107
#   Brunel International NV                           53,003    3,111,275
    Corbion NV                                       382,663    8,865,414
*   Crown Van Gelder                                   9,818       49,996
    Delta Lloyd NV                                   943,521   20,004,182
#   DOCdata NV                                        22,463      454,588
#   Exact Holding NV                                  64,831    1,713,203
*   Grontmij                                         295,566    1,501,128
#   Heijmans NV                                      100,443    1,332,353
    Hunter Douglas NV                                  8,819      380,772
#*  Kardan NV                                         24,655       12,454
    KAS Bank NV                                       66,668      900,031
    Kendrion NV                                       44,866    1,407,035
#   Koninklijke BAM Groep NV                       1,376,686    7,321,878
    Koninklijke Ten Cate NV                          147,968    4,492,591
    Koninklijke Wessanen NV                          405,178    1,515,738
#   Macintosh Retail Group NV                         53,398      586,698
    Nederland Apparatenfabriek                        28,810    1,138,198
    Nutreco NV                                       359,256   17,562,430
#*  Ordina NV                                        383,600      669,508
#*  PostNL NV                                      2,402,055   12,551,522
*   Roto Smeets Group NV                               5,166       42,163
#*  Royal Imtech NV                                  349,305    1,027,880
*   SBM Offshore NV                                  948,481   19,852,164
    Sligro Food Group NV                             105,146    3,938,030
#*  SNS REAAL NV                                     705,718           --
    Telegraaf Media Groep NV                         175,800    2,293,278
    TKH Group NV                                     184,381    5,890,346
#*  TomTom NV                                        562,433    4,342,710
    Unit4 NV                                         143,180    6,736,231

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
NETHERLANDS -- (Continued)
    USG People NV                                    389,997 $  5,155,420
*   Van Lanschot NV                                    4,807      118,756
                                                             ------------
TOTAL NETHERLANDS                                             183,664,257
                                                             ------------
NORWAY -- (3.1%)
    ABG Sundal Collier Holding ASA                 1,226,782      957,888
#   AF Gruppen ASA                                     2,718       30,301
*   Agasti Holding ASA                               227,087       65,327
    Aker ASA Class A                                   1,221       38,479
*   Algeta ASA                                       148,632    5,889,879
#*  American Shipping ASA                             53,707      304,540
*   Archer, Ltd.                                     918,943      835,292
    Arendals Fossekompani A.S.                            90       24,304
    Atea ASA                                         305,277    3,382,737
    Austevoll Seafood ASA                            364,953    2,265,902
    Bakkafrost P/F                                   102,768    1,443,899
#*  Bionor Pharma ASA                                529,166      249,826
    Bonheur ASA                                       68,100    1,556,689
    BW Offshore, Ltd.                              1,547,023    2,117,224
*   BWG Homes ASA                                    346,255      643,419
    Cermaq ASA                                       285,677    5,062,800
*   Deep Sea Supply PLC                              373,810      705,951
#*  Det Norske Oljeselskap ASA                       224,182    3,190,097
*   DNO International ASA                          3,792,519   10,717,444
*   DOF ASA                                          200,349      939,496
*   Dolphin Group A.S.                               148,224      119,449
#   Ekornes ASA                                      112,551    1,830,807
#*  Electromagnetic GeoServices A.S.                 566,149      653,550
#   Eltek ASA                                      1,292,456    1,521,188
    Evry ASA                                         267,383      434,974
    Farstad Shipping ASA                              65,666    1,491,043
#*  Frontline, Ltd.                                  239,174      508,270
#   Ganger Rolf ASA                                   58,809    1,319,954
    Golden Ocean Group Ltd.                        1,246,862    1,878,901
*   Grieg Seafood ASA                                154,146      481,894
*   Havila Shipping ASA                               22,400      131,128
#   Hexagon Composites ASA                           187,185      581,614
*   Hoegh LNG Holdings Ltd                           118,259      910,133
#*  Hurtigruten ASA                                  759,030      289,881
*   InterOil Exploration and Production ASA          522,356      195,506
*   Kongsberg Automotive Holding ASA               1,834,792    1,415,339
#   Kongsberg Gruppen A.S.                               673       14,026
#   Kvaerner ASA                                     807,447    1,315,410
#   Leroey Seafood Group ASA                          83,018    2,565,397
#*  Nordic Semiconductor ASA                         580,280    2,459,085
#*  Norske Skogindustrier ASA                        660,997      360,949
    Northern Offshore, Ltd.                          350,656      546,116
#*  Norwegian Air Shuttle A.S.                       130,053    5,339,136
#*  Norwegian Energy Co. A.S.                      1,054,250       53,081
#*  Odfjell SE Class A                               138,810      995,509
    Olav Thon Eindom A.S.                             12,852    2,180,140
#   Opera Software ASA                               349,386    4,228,783

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
NORWAY -- (Continued)
#*  Panoro Energy ASA                               1,045,821 $    554,199
#*  PhotoCure ASA                                      52,582      316,210
    Prosafe SE                                        781,319    6,696,633
*   Q-Free ASA                                        143,444      391,057
#*  REC Silicon ASA                                 8,044,553    4,005,829
#*  REC Solar AS                                      138,239    1,764,837
*   Salmar ASA                                         67,051      821,455
*   Sevan Drilling A.S.                             1,030,389      982,895
*   Sevan Marine ASA                                  129,032      574,709
*   Siem Offshore, Inc.                               604,424      984,315
    Solstad Offshore ASA                               61,272    1,215,352
#*  Songa Offshore                                    845,806      797,432
    SpareBank 1 SMN                                   260,137    2,192,301
    SpareBank 1 SR Bank ASA                           153,761    1,381,837
    Stolt-Nielsen, Ltd.                                71,996    2,038,482
*   Storebrand ASA                                    573,845    3,710,761
    Tomra Systems ASA                                 669,803    6,132,589
    TTS Group ASA                                     180,762      200,182
    Veidekke ASA                                      333,849    2,718,871
#   Veripos, Inc.                                      43,838      215,882
    Wilh Wilhelmsen ASA                               125,812    1,167,957
    Wilh Wilhelmsen Holding ASA Class A                65,996    2,020,375
                                                              ------------
TOTAL NORWAY                                                   115,126,917
                                                              ------------
PORTUGAL -- (1.5%)
    Altri SGPS SA                                     597,102    1,938,033
#*  Banco BPI SA                                    2,123,556    3,362,480
#*  Banco Comercial Portugues SA                   42,664,897    6,362,258
*   Banco Espirito Santo SA                         5,775,466    7,588,821
    Corticeira Amorim SGPS SA                         207,426      575,519
*   EDP Renovaveis SA                                 185,902    1,022,017
    Ibersol SGPS SA                                    20,401      194,246
*   Impresa SGPS SA                                   187,798      233,568
    Mota-Engil SGPS SA                                363,210    1,664,734
#   Novabase SGPS SA                                   65,729      257,847
    Portucel SA                                       895,166    3,444,380
#   Portugal Telecom SGPS SA                        1,886,010    8,501,199
#   REN - Redes Energeticas Nacionais SGPS SA         914,989    2,745,374
    Semapa-Sociedade de Investimento e Gestao         315,847    3,103,781
    Sonae                                           4,329,208    6,253,000
#*  Sonae Industria SGPS SA                           443,755      362,351
    Sonaecom - SGPS SA                                571,867    1,854,268
*   Sumol + Compal SA                                  67,967       95,794
    Teixeira Duarte SA                                734,737      725,661
#   ZON OPTIMUS SGPS SA                               784,218    5,379,092
                                                              ------------
TOTAL PORTUGAL                                                  55,664,423
                                                              ------------
RUSSIA -- (0.0%)
*   Alliance Oil Co., Ltd.                            111,934      994,896
                                                              ------------
SPAIN -- (5.3%)
#   Abengoa SA                                        199,714      617,297

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
SPAIN -- (Continued)
#   Abengoa SA Class B                               873,976 $ 2,116,315
#   Acciona SA                                        96,328   6,106,453
#   Acerinox SA                                      458,116   6,038,697
#   Adveo Group International SA                      47,865     894,973
#   Almirall SA                                      234,145   3,498,777
    Atresmedia Corporacion de Medi                   312,481   5,220,604
#*  Azkoyen SA                                        61,293     160,856
    Bankinter SA                                   2,085,446  12,715,217
*   Baron de Ley                                      13,910   1,179,008
#   Bolsas y Mercados Espanoles SA                   338,781  12,667,129
#*  Caja de Ahorros del Mediterraneo                 116,412          --
#*  Campofrio Food Group SA                          107,600     861,621
#*  Cementos Portland Valderrivas SA                  53,170     491,328
    Cie Automotive SA                                140,218   1,521,003
#*  Codere SA                                         91,938     178,199
    Construcciones y Auxiliar de Ferrocarriles SA      7,857   4,079,656
*   Deoleo SA                                      2,677,780   1,524,741
    Dinamia Capital Privado Sociedad de Capital
      Riesgo SA                                       20,438     185,015
#   Duro Felguera SA                                 251,747   1,647,384
    Ebro Foods SA                                    378,733   8,543,315
#   Elecnor SA                                       198,254   2,901,443
    Ence Energia y Celulosa SA                       962,189   3,864,324
#*  Ercros SA                                        483,625     368,275
    Faes Farma SA                                  1,136,955   4,085,260
#   Fluidra SA                                        84,098     287,349
*   Fomento de Construcciones y Contratas SA         212,074   4,879,636
*   Gamesa Corp. Tecnologica SA                    1,113,758  10,755,654
    Grupo Catalana Occidente SA                      200,421   6,780,625
#*  Grupo Ezentis SA                               1,994,998   1,114,690
    Iberpapel Gestion SA                              26,401     547,808
    Indra Sistemas SA                                480,367   7,921,641
#*  Inmobiliaria Colonial SA                         108,920     179,019
*   Inmobiliaria del Sur SA                            2,902      21,351
*   Jazztel P.L.C.                                 1,025,473  11,231,832
    Laboratorios Farmaceuticos Rovi SA                70,934     853,415
#*  Mediaset Espana Comunicacion SA                  793,096   9,679,170
#   Melia Hotels International SA                    232,123   2,628,075
    Miquel y Costas & Miquel SA                       37,628   1,454,037
*   Natra SA                                         141,572     430,908
#*  NH Hoteles SA                                    542,107   2,829,334
    Obrascon Huarte Lain SA                          193,959   8,123,862
    Papeles y Cartones de Europa SA                  232,611   1,247,171
*   Pescanova SA                                      68,547          --
    Prim SA                                           39,424     303,343
#*  Promotora de Informaciones SA Class A          1,480,102     751,246
#   Prosegur Cia de Seguridad SA                     875,740   5,195,887
#*  Realia Business SA                               389,643     422,090
*   Sacyr SA                                       1,283,635   6,908,384
*   Service Point Solutions SA                       174,903      39,245
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA                            75,494      20,090
*   Solaria Energia y Medio Ambiente SA               98,171     107,925
#   Tecnicas Reunidas SA                             137,591   7,082,072

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
SPAIN -- (Continued)
*   Telecomunicaciones y Energia                   146,125 $    254,123
    Tubacex SA                                     520,966    2,005,647
    Tubos Reunidos SA                              495,225    1,234,006
    Vidrala SA                                      77,869    3,333,881
#   Viscofan SA                                    213,526   11,326,669
*   Vocento SA                                     210,717      422,384
*   Zeltia SA                                      845,734    2,913,785
                                                           ------------
TOTAL SPAIN                                                 194,753,244
                                                           ------------
SWEDEN -- (8.7%)
    AarhusKarlshamn AB                             111,342    6,587,379
    Acando AB                                      282,290      553,824
*   Active Biotech AB                               20,884      231,745
    AddNode Group AB                                22,737      131,747
#   AddTech AB Class B                              86,417    3,939,921
    AF AB Class B                                  133,333    4,212,062
*   Arise AB                                        32,240      118,055
    Atrium Ljungberg AB Class B                     31,807      433,551
    Avanza Bank Holding AB                          55,019    1,768,958
#   Axfood AB                                       94,702    4,897,451
#   Axis Communications AB                         183,851    6,344,242
    B&B Tools AB Class B                           104,242    1,428,724
#*  BE Group AB                                    215,340      376,760
#   Beijer AB G&L Class B                           61,718    1,293,917
    Beijer Alma AB                                  87,433    2,283,227
    Beijer Electronics AB                           55,826      587,635
    Betsson AB                                     137,066    4,306,058
    Bilia AB Class A                               113,425    2,746,779
    BillerudKorsnas AB                             656,884    7,706,180
    BioGaia AB Class B                              61,692    2,101,360
    Biotage AB                                     184,025      286,571
#   Bjoern Borg AB                                  86,437      384,841
*   Boras Waefveri AB Series B                       6,564           --
    Bure Equity AB                                 326,825    1,262,951
    Byggmax Group AB                               150,938    1,134,611
    Castellum AB                                   739,664   11,357,362
*   Catella AB                                      76,834       71,833
    Catena AB                                       56,202      889,653
    Cavotec SA                                       1,114        5,721
*   CDON Group AB                                   33,297      130,604
    Cision AB                                       14,615       73,566
#   Clas Ohlson AB Class B                         169,324    2,666,384
#*  Cloetta AB Class B                             269,107      841,287
    Concentric AB                                  202,603    2,083,954
    Concordia Maritime AB Class B                   78,854      140,144
    Connecta AB                                     40,724      244,823
    Corem Property Group AB Class B                  1,868        5,878
*   CyberCom Group AB                              256,878       93,965
#   Dios Fastigheter AB                            171,208    1,104,157
    Doro AB                                         94,731      689,599
    Duni AB                                        152,569    1,717,813
*   East Capital Explorer AB                        47,726      402,596

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
SWEDEN -- (Continued)
#   Enea AB                                           63,008 $   526,973
#*  Eniro AB                                         420,612   1,827,443
    Fabege AB                                        585,887   6,741,212
    Fagerhult AB                                      18,323     562,036
*   Fastighets AB Balder                             279,717   2,467,453
    Fenix Outdoor AB                                   7,406     296,922
    FinnvedenBulten AB                                35,634     230,424
    Gunnebo AB                                       190,542   1,094,203
    Haldex AB                                        218,520   1,582,561
    Heba Fastighets AB Class B                        43,722     489,074
    Hexpol AB                                        115,947   8,711,498
#   HIQ International AB                             254,170   1,473,086
    HMS Networks AB                                    7,040     156,980
#   Holmen AB Class B                                273,916   9,098,680
    Hufvudstaden AB Class A                          189,483   2,480,097
    Husqvarna AB Class A                              37,223     218,505
#   Husqvarna AB Class B                           1,698,949   9,982,194
*   ICA Gruppen AB                                   138,489   4,185,473
    Industrial & Financial Systems Class B            89,522   2,056,111
    Indutrade AB                                      60,615   2,370,393
    Intrum Justitia AB                               308,493   8,202,633
    JM AB                                            372,482  10,610,995
*   KappAhl AB                                       277,470   1,640,557
#*  Karolinska Development AB Class B                 58,197     298,708
    Klovern AB                                       387,861   1,720,359
    KNOW IT AB                                        75,523     642,455
    Kungsleden AB                                    697,243   5,121,289
    Lagercrantz AB Class B                            76,298   1,324,519
*   Lindab International AB                          330,563   3,218,480
    Loomis AB Class B                                318,925   7,644,884
    Meda AB Class A                                  976,572  10,958,586
#*  Medivir AB Class B                               157,903   2,066,487
#   Mekonomen AB                                      93,737   3,091,064
#*  Micronic Mydata AB                               390,070     782,426
    Modern Times Group AB Class B                    234,304  12,780,214
    MQ Holding AB                                     56,493     156,730
    NCC AB Class A                                    24,456     764,033
    NCC AB Class B                                   364,909  11,224,343
    Nederman Holding AB                                3,680      94,803
    Net Entertainment NE AB Class B                  138,086   2,672,028
*   Net Insight AB Class B                         1,189,130     251,171
    New Wave Group AB Class B                        197,176   1,120,053
#   Nibe Industrier AB Class B                       353,045   6,768,861
    Nobia AB                                         666,139   5,798,958
    Nolato AB Class B                                 89,994   1,836,415
    Nordnet AB Class B                               401,993   1,716,709
    OEM International AB Class B                      45,688     528,482
#*  Orexo AB                                          23,599     472,714
#   Oriflame Cosmetics SA                             69,970   2,208,044
#*  PA Resources AB                                   35,211      54,338
#   Peab AB                                          716,499   4,212,824
#   Pricer AB Class B                                452,718     508,942

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
SWEDEN -- (Continued)
    Proact IT Group AB                              41,297 $    450,983
    Probi AB                                        28,553      178,573
    Proffice AB Class B                            262,115      998,202
#   Ratos AB Class B                               655,025    5,668,535
*   RaySearch Laboratories AB                       56,125      224,412
    ReadSoft AB Class B                             87,941      266,231
*   Rezidor Hotel Group AB                         334,560    1,903,865
*   rnb Retail and Brands AB                        48,828       89,770
    Saab AB Class B                                253,955    5,083,814
    Sagax AB Class B                                46,219      168,853
*   SAS AB                                         610,190    1,825,798
#   Sectra AB                                       31,357      332,835
    Securitas AB Class B                           998,620   11,387,211
    Semcon AB                                       81,791      890,800
    SkiStar AB                                      97,008    1,294,228
#   SSAB AB Class A                                824,806    5,426,018
    SSAB AB Class B                                352,706    1,989,977
    Sweco AB Class B                               183,804    2,321,887
*   Swedish Orphan Biovitrum AB                    612,905    5,858,311
    Swedol AB Class B                               29,796       95,342
#   Systemair AB                                    27,899      490,971
#*  TradeDoubler AB                                185,204      511,608
#*  Transcom WorldWide SA                           87,000       17,311
#   Transmode AB                                    51,849      857,154
    Trelleborg AB Class B                          547,043   10,322,513
*   Tribona AB                                      32,750      195,870
    Unibet Group P.L.C.                            132,830    5,328,668
    Uniflex AB                                      12,408       65,780
    VBG Group AB Class B                               137        2,690
    Vitrolife AB                                    60,303      738,004
#   Wallenstam AB Class B                          399,066    5,533,819
    Wihlborgs Fastigheter AB                       289,738    4,997,302
                                                           ------------
TOTAL SWEDEN                                                320,199,645
                                                           ------------
SWITZERLAND -- (10.7%)
*   Acino Holding AG                                16,820    2,131,024
*   Advanced Digital Broadcast Holdings SA           2,024       37,669
*   AFG Arbonia-Forster Holding AG                  79,104    2,741,869
    Allreal Holding AG                              51,373    7,063,130
#   Alpiq Holding AG                                 3,712      490,255
    ALSO Holding AG                                 16,195      845,506
    ams AG                                          35,838    3,912,869
    APG SGA SA                                       7,099    1,882,152
    Ascom Holding AG                               160,822    2,371,891
    Autoneum Holding AG                             16,853    2,243,782
#   Bachem Holding AG Class B                       24,136    1,379,337
    Baloise Holding AG                               5,851      679,733
    Bank Coop AG                                    31,671    1,663,317
    Banque Cantonale de Geneve                       4,098    1,047,323
    Banque Cantonale du Jura                         4,442      323,956
    Banque Cantonale Vaudoise                        3,301    1,834,246
    Banque Privee Edmond de Rothschild SA              157    2,757,094

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
SWITZERLAND -- (Continued)
    Barry Callebaut AG                                  76 $    79,385
    Basilea Pharmaceutica                            9,521   1,036,912
    Basler Kantonalbank                              4,602     387,288
    Belimo Holding AG                                1,851   4,770,847
    Bell AG                                            352     861,521
    Bellevue Group AG                               27,747     397,967
#   Berner Kantonalbank AG                          23,232   5,788,358
    BKW AG                                          36,260   1,259,429
*   Bobst Group AG                                  45,114   1,592,363
    Bossard Holding AG                              14,138   2,875,669
    Bucher Industries AG                            33,342   9,233,400
    Burckhardt Compression Holding AG                7,479   2,996,971
    Burkhalter Holding AG                           13,850   1,121,782
    Calida Holding AG                               10,227     316,295
    Carlo Gavazzi Holding AG                         1,334     305,977
    Centralschweizerische Kraftwerke AG                 26       8,301
    Cham Paper Holding AG                            1,836     484,363
*   Charles Voegele Holding AG                      38,302     493,083
    Cicor Technologies                               5,893     209,629
    Cie Financiere Tradition SA                      9,068     490,842
    Clariant AG                                    634,620  11,181,902
    Coltene Holding AG                              16,093     831,475
    Conzzeta AG                                      1,345   2,790,024
*   Cosmo Pharmaceuticals SpA                        1,287      89,816
    Daetwyler Holding AG                            29,754   3,783,552
*   Dufry AG                                        73,187  11,824,599
#   EFG International AG                           242,627   3,569,817
*   Elma Electronic AG                                 294     130,512
    Emmi AG                                         13,244   3,810,555
    Energiedienst Holding AG                        71,249   2,438,739
*   Evolva Holding SA                              154,124     149,304
    Flughafen Zuerich AG                            18,960  10,507,375
    Forbo Holding AG                                 6,983   5,475,568
    Galenica AG                                     20,798  18,381,416
    GAM Holding AG                                 806,220  15,064,909
#*  Gategroup Holding AG                           118,415   3,101,213
    Georg Fischer AG                                18,366  12,651,376
    Gurit Holding AG                                 1,837     853,479
    Helvetia Holding AG                             27,336  12,892,724
    Huber & Suhner AG                               50,241   2,747,457
    Implenia AG                                     65,242   4,393,697
    Inficon Holding AG                               8,083   2,519,077
    Interroll Holding AG                             2,488   1,197,314
    Intershop Holdings                               5,592   2,027,991
    Jungfraubahn Holding AG                          3,095     221,437
    Kaba Holding AG Class B                         12,166   5,205,706
    Kardex AG                                       28,973   1,262,398
    Komax Holding AG                                15,293   2,092,879
    Kudelski SA                                    201,663   2,781,288
    Kuoni Reisen Holding AG                         15,477   6,542,050
    LEM Holding SA                                   3,667   2,706,106
#   Liechtensteinische Landesbank AG                19,087     756,250

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
SWITZERLAND -- (Continued)
*   LifeWatch AG                                      27,517 $   214,274
#   Logitech International SA                        693,935   7,107,513
    Lonza Group AG                                   255,221  22,781,770
#   Luzerner Kantonalbank AG                          17,399   6,941,658
    MCH Group AG                                       1,404      93,681
    Metall Zug AG                                        690   1,657,364
#*  Meyer Burger Technology AG                       408,473   4,792,908
    Micronas Semiconductor Holding AG                155,041   1,268,994
    Mobilezone Holding AG                            142,129   1,473,062
    Mobimo Holding AG                                 26,956   5,644,913
    Nobel Biocare Holding AG                         493,843   8,147,120
    OC Oerlikon Corp. AG                             858,856  12,006,957
*   Orascom Development Holding AG                    17,941     255,621
#*  Orell Fuessli Holding AG                           5,198     522,577
    Orior AG                                          20,502   1,152,263
    Panalpina Welttransport Holding AG                22,115   3,305,127
*   Parco Industriale e Immobiliare SA                   600          --
    Phoenix Mecano AG                                  3,100   1,854,361
    PSP Swiss Property AG                            148,327  12,748,515
    PubliGroupe AG                                     8,975     888,606
    Rieter Holding AG                                 16,400   3,433,542
    Romande Energie Holding SA                         2,714   3,392,374
    Schaffner Holding AG                               2,255     627,069
*   Schmolz + Bickenbach AG                        2,540,584   3,215,351
    Schweiter Technologies AG                          4,466   2,995,372
    Schweizerische
      National-Versicherungs-Gesellschaft AG          59,799   2,955,451
    Siegfried Holding AG                              16,598   2,736,640
    St Galler Kantonalbank AG                         10,381   4,221,775
#   Straumann Holding AG                               6,047   1,201,907
    Swiss Life Holding AG                             62,436  12,379,830
    Swisslog Holding AG                            1,022,294   1,193,058
    Swissquote Group Holding SA                       47,450   1,942,318
    Tamedia AG                                        14,891   1,769,694
    Tecan Group AG                                    17,731   1,850,794
    Temenos Group AG                                 151,121   3,850,772
*   Tornos Holding AG                                 38,028     188,143
    U-Blox AG                                         27,034   2,439,046
    Valartis Group AG                                    936      19,139
    Valiant Holding                                   61,598   5,746,270
    Valora Holding AG                                 14,281   3,528,481
    Vaudoise Assurances Holding SA Class B             4,108   1,737,017
    Verwaltungs- und Privat-Bank AG                   16,644   1,613,429
    Vetropack Holding AG                                 877   1,752,196
#*  Von Roll Holding AG                              233,256     388,415
    Vontobel Holding AG                              121,104   4,847,423
    Walliser Kantonalbank                              1,440   1,204,284
    Walter Meier AG                                   23,690   1,506,872
    Ypsomed Holding AG                                 3,079     196,662
#   Zehnder Group AG                                  45,677   2,151,421
*   Zueblin Immobilien Holding AG                    261,040     586,691
    Zug Estates Holding AG                               442     573,979

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
SWITZERLAND -- (Continued)
      Zuger Kantonalbank AG                                  627 $    3,276,104
                                                                 --------------
TOTAL SWITZERLAND                                                   394,476,343
                                                                 --------------
UNITED KINGDOM -- (0.2%)
      Grafton Group P.L.C.                               712,146      6,763,969
                                                                 --------------
TOTAL COMMON STOCKS                                               3,208,238,458
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                       254,689             --
                                                                 --------------
ISRAEL -- (0.0%)
*     Tower Semiconductor, Ltd. Warrants 06/27/17              1              1
                                                                 --------------
ITALY -- (0.0%)
#*    Hera SpA Rights 11/19/13                         2,829,591         51,097
#*    Seat Pagine Gialle SpA Warrants 08/31/14         2,988,837             --
                                                                 --------------
TOTAL ITALY                                                              51,097
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                    51,098
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@  DFA Short Term Investment Fund                  42,437,338    491,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $123,381 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $111,576) to be repurchased at $109,388   $       109        109,388
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 491,109,388
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,907,677,627)              $3,699,398,944
                                                                 ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                    Shares     Value++
                                                   --------- -----------
COMMON STOCKS -- (90.1%)

ARGENTINA -- (0.0%)
*   Celulosa Argentina                                     1 $        --
                                                             -----------
BRAZIL -- (7.7%)
    AES Tiete SA                                      53,084     467,067
    All America Latina Logistica SA                  508,831   1,819,127
    Arteris SA                                        62,000     552,849
    Banco Bradesco SA                                653,682  10,528,114
    Banco do Brasil SA                               673,592   8,916,201
    Banco Santander Brasil SA                        223,400   1,520,133
#   Banco Santander Brasil SA ADR                    726,366   5,033,716
    BM&FBovespa SA                                 2,134,108  12,028,075
    BR Malls Participacoes SA                        360,223   3,479,732
*   Braskem SA Sponsored ADR                         153,394   2,704,336
    BRF SA                                            94,100   2,207,676
    BRF SA ADR                                       564,360  13,222,955
    CCR SA                                           880,368   7,256,695
    Centrais Eletricas Brasileiras SA                132,500     419,940
#   Centrais Eletricas Brasileiras SA ADR             86,923     460,692
    Centrais Eletricas Brasileiras SA Sponsored
      ADR                                            100,200     316,632
    CETIP SA - Mercados Organizados                  191,000   2,110,804
#   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar ADR                                      85,830   4,327,549
    Cia de Bebidas das Americas ADR                  622,039  23,139,851
    Cia de Saneamento Basico do Estado de Sao
      Paulo                                          104,600   1,108,495
    Cia de Saneamento Basico do Estado de Sao
      Paulo ADR                                      178,668   1,895,668
    Cia Energetica de Minas Gerais                    68,587     607,124
    Cia Hering                                       108,600   1,573,056
    Cia Paranaense de Energia                         17,100     173,156
#   Cia Paranaense de Energia Sponsored ADR           57,783     802,028
    Cia Siderurgica Nacional SA                      633,652   3,430,436
#   Cia Siderurgica Nacional SA Sponsored ADR        202,748   1,123,224
    Cielo SA                                         357,475  10,841,002
    Cosan SA Industria e Comercio                    133,169   2,663,202
    CPFL Energia SA                                   83,360     711,632
    CPFL Energia SA ADR                               63,516   1,072,150
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                  356,197   2,648,071
    Duratex SA                                       321,230   1,995,554
    EcoRodovias Infraestrutura e Logistica SA        150,488   1,019,782
    EDP - Energias do Brasil SA                      236,900   1,351,513
    Embraer SA                                       164,400   1,194,338
    Embraer SA ADR                                   133,319   3,918,245
#*  Fibria Celulose SA Sponsored ADR                 514,098   6,708,979
    Gerdau SA                                        140,232     931,815
    Gerdau SA Sponsored ADR                          150,151   1,190,697
    Grendene SA                                       91,864     828,214
    Guararapes Confeccoes SA                           6,056     270,407
    Hypermarcas SA                                   939,724   8,194,939
    Itau Unibanco Holding SA                         237,236   3,442,428
    Itau Unibanco Holding SA ADR                     169,341   2,609,539
    JBS SA                                           823,581   2,940,308
    Kroton Educacional SA                            206,884   3,056,808
    Localiza Rent a Car SA                           139,560   2,274,905

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares      Value++
                                                   ----------- ------------
BRAZIL -- (Continued)
    Lojas Americanas SA                                126,010 $    788,142
    Lojas Renner SA                                    127,687    3,850,892
    M Dias Branco SA                                    35,100    1,646,651
    Multiplan Empreendimentos Imobiliarios SA           89,300    2,094,581
    Natura Cosmeticos SA                               173,400    3,460,575
    Odontoprev SA                                        7,800       32,209
    Oi SA                                              179,758      320,443
    Oi SA ADR(670851104)                                 7,319       12,735
#   Oi SA ADR(670851203)                               107,889      186,648
    Petroleo Brasileiro SA                             462,400    4,030,344
    Petroleo Brasileiro SA ADR                       1,372,750   23,927,033
    Petroleo Brasileiro SA Sponsored ADR             1,985,055   36,048,599
    Porto Seguro SA                                    140,099    1,758,701
    Raia Drogasil SA                                   229,600    1,675,954
    Souza Cruz SA                                      378,070    4,089,650
    Tim Participacoes SA                               439,800    2,226,946
    Tim Participacoes SA ADR                            63,679    1,618,720
    Totvs SA                                           114,575    1,935,228
    Tractebel Energia SA                               142,100    2,419,622
    Transmissora Alianca de Energia Eletrica SA        304,634    2,936,453
    Ultrapar Participacoes SA                           76,200    2,025,714
    Ultrapar Participacoes SA Sponsored ADR            254,308    6,772,222
*   Usinas Siderurgicas de Minas Gerais SA              39,100      198,239
    Vale SA                                            133,600    2,114,793
#   Vale SA Sponsored ADR(91912E105)                 1,249,020   19,996,810
    Vale SA Sponsored ADR(91912E204)                   502,843    7,361,622
    WEG SA                                             248,866    3,241,398
                                                               ------------
TOTAL BRAZIL                                                    307,860,783
                                                               ------------
CHILE -- (1.6%)
    AES Gener SA                                     2,043,503    1,224,745
    Aguas Andinas SA Class A                         1,962,055    1,328,423
#   Banco de Chile ADR                                  35,284    3,240,130
    Banco de Credito e Inversiones                      36,262    2,116,492
#   Banco Santander Chile ADR                          160,077    3,931,491
    Banmedica SA                                         2,996        5,495
    CAP SA                                              68,804    1,428,332
    Cencosud SA                                      1,142,664    4,659,769
    Cencosud SA ADR                                      8,408      105,857
    CFR Pharmaceuticals SA                           1,737,925      440,674
    Cia Cervecerias Unidas SA                            9,296      124,224
    Cia Cervecerias Unidas SA ADR                       43,217    1,153,462
    Cia General de Electricidad SA                       9,973       56,635
    Colbun SA                                        6,194,334    1,532,750
    Corpbanca SA                                   112,194,160    1,255,815
#   Corpbanca SA ADR                                    26,066      448,335
    E.CL SA                                             16,312       25,462
    Embotelladora Andina SA Class A ADR                 22,244      576,120
    Embotelladora Andina SA Class B ADR                 19,587      669,875
#   Empresa Nacional de Electricidad SA Sponsored
      ADR                                              100,815    4,546,756
    Empresas CMPC SA                                 1,170,705    3,480,761
    Empresas COPEC SA                                  471,084    6,868,784

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
CHILE -- (Continued)
    Enersis SA Sponsored ADR                          478,616 $ 7,897,164
    ENTEL Chile SA                                    122,304   1,885,172
    Gasco SA                                            4,891      52,083
    Inversiones Aguas Metropolitanas SA               377,408     701,603
#   Latam Airlines Group SA Sponsored ADR             184,752   3,057,646
    Molibdenos y Metales SA                            21,739     349,196
    Ripley Corp. SA                                   704,487     618,312
    SACI Falabella                                    712,387   7,084,757
    Sigdo Koppers SA                                  338,893     565,587
    Sociedad Quimica y Minera de Chile SA
      Sponsored ADR                                    91,271   2,519,992
    Sonda SA                                          439,410   1,140,059
                                                              -----------
TOTAL CHILE                                                    65,091,958
                                                              -----------
CHINA -- (14.1%)
    Agile Property Holdings, Ltd.                   1,754,000   2,109,969
    Agricultural Bank of China, Ltd. Class H       18,731,000   9,026,375
    Air China, Ltd. Class H                         1,690,000   1,150,621
#*  Aluminum Corp. of China, Ltd. ADR                 112,680   1,025,388
#*  Aluminum Corp. of China, Ltd. Class H             796,000     294,347
#*  Angang Steel Co., Ltd. Class H                  1,422,000     860,947
#   Anhui Conch Cement Co., Ltd. Class H            1,048,500   3,665,788
    Bank of China, Ltd. Class H                    65,514,100  30,844,677
    Bank of Communications Co., Ltd. Class H        6,896,515   5,053,356
    BBMG Corp. Class H                                753,500     538,696
    Beijing Capital International Airport Co.,
      Ltd. Class H                                    198,000     139,104
#   Beijing Enterprises Holdings, Ltd.                668,972   5,474,124
    Belle International Holdings, Ltd.              3,431,000   4,811,254
    Biostime International Holdings, Ltd.              48,000     368,609
    Brilliance China Automotive Holdings, Ltd.      2,052,000   3,573,440
#*  Byd Co., Ltd. Class H                             415,886   2,064,558
    China BlueChemical, Ltd.                        1,502,000     963,534
    China CITIC Bank Corp., Ltd. Class H            7,023,928   3,948,984
#   China Coal Energy Co., Ltd. Class H             3,792,777   2,322,460
    China Communications Construction Co., Ltd.
      Class H                                       3,581,000   2,918,245
    China Communications Services Corp., Ltd.
      Class H                                       2,892,000   1,787,501
    China Construction Bank Corp. Class H          56,443,590  43,914,613
#*  China COSCO Holdings Co., Ltd. Class H          2,263,000   1,077,331
*   China Eastern Airlines Corp., Ltd. ADR              2,800      47,348
*   China Eastern Airlines Corp., Ltd. Class H      1,382,000     475,721
    China Everbright International, Ltd.              627,000     626,671
#   China Gas Holdings, Ltd.                        2,348,000   2,609,603
    China International Marine Containers Group
      Co., Ltd. Class H                               330,000     621,424
    China Life Insurance Co., Ltd. ADR                330,798  13,043,365
    China Life Insurance Co., Ltd. Class H            784,000   2,069,586
    China Longyuan Power Group Corp. Class H        1,745,000   2,005,409
    China Mengniu Dairy Co., Ltd.                     976,000   4,274,454
    China Merchants Bank Co., Ltd. Class H          3,724,554   7,405,880
    China Merchants Holdings International Co.,
      Ltd.                                          1,023,426   3,621,437
#   China Minsheng Banking Corp., Ltd. Class H      4,422,500   5,067,908
    China Mobile, Ltd.                                 73,500     763,786
#   China Mobile, Ltd. Sponsored ADR                  877,340  45,639,227
    China Molybdenum Co., Ltd. Class H                896,322     365,691

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
CHINA -- (Continued)
#   China National Building Material Co., Ltd.
      Class H                                      2,181,916 $ 2,130,521
    China Oilfield Services, Ltd. Class H          1,184,000   3,308,906
    China Overseas Land & Investment, Ltd.         3,042,000   9,407,583
    China Pacific Insurance Group Co., Ltd. Class
      H                                            1,946,000   7,019,557
    China Petroleum & Chemical Corp. ADR             138,384  11,121,898
    China Petroleum & Chemical Corp. Class H       8,186,800   6,627,276
#   China Railway Construction Corp., Ltd. Class H 2,554,000   2,794,679
    China Railway Group, Ltd. Class H              3,077,000   1,741,534
    China Resources Cement Holdings, Ltd.          1,609,335   1,074,774
    China Resources Enterprise, Ltd.               1,055,000   3,729,566
    China Resources Gas Group, Ltd.                  572,000   1,480,068
    China Resources Land, Ltd.                     1,574,000   4,559,723
    China Resources Power Holdings Co., Ltd.       1,180,000   3,096,457
    China Shenhua Energy Co., Ltd. Class H         2,766,500   8,397,514
#*  China Shipping Container Lines Co., Ltd.
      Class H                                      4,653,000   1,151,825
    China Southern Airlines Co., Ltd. Class H      1,006,000     368,111
    China Southern Airlines Co., Ltd. Sponsored
      ADR                                             10,900     201,650
    China State Construction International
      Holdings, Ltd.                               1,318,000   2,217,311
*   China Taiping Insurance Holdings Co., Ltd.       536,800     837,358
    China Telecom Corp., Ltd. ADR                     50,817   2,626,223
    China Telecom Corp., Ltd. Class H              3,562,000   1,860,628
    China Unicom Hong Kong, Ltd. ADR                 470,600   7,341,360
    Chongqing Rural Commercial Bank Class H           26,000      13,135
#   CITIC Pacific, Ltd.                            1,669,000   2,367,193
#   CITIC Securities Co., Ltd. Class H               896,000   1,876,482
    CNOOC, Ltd.                                    3,105,000   6,299,613
    CNOOC, Ltd. ADR                                  115,255  23,317,239
    COSCO Pacific, Ltd.                            2,285,058   3,316,636
    Country Garden Holdings Co., Ltd.              3,575,769   2,461,236
    CSR Corp., Ltd.                                1,471,000   1,218,245
    Datang International Power Generation Co.,
      Ltd. Class H                                 1,616,000     740,153
    Dongfang Electric Corp., Ltd. Class H            290,200     466,080
    Dongfeng Motor Group Co., Ltd. Class H         2,302,000   3,242,736
    ENN Energy Holdings, Ltd.                        514,000   3,030,872
#   Evergrande Real Estate Group, Ltd.             6,559,000   2,775,729
    Fosun International, Ltd.                      1,717,441   1,657,437
*   GCL-Poly Energy Holdings, Ltd.                 5,826,814   1,780,275
#   Geely Automobile Holdings, Ltd.                3,655,000   1,847,148
#   Golden Eagle Retail Group, Ltd.                  414,000     613,693
    Great Wall Motor Co., Ltd. Class H               712,000   4,175,748
#   Greentown China Holdings, Ltd.                   650,500   1,261,387
    Guangdong Investment, Ltd.                     1,630,000   1,401,072
    Guangshen Railway Co., Ltd. Sponsored ADR         29,254     769,380
    Guangzhou Automobile Group Co., Ltd. Class H   1,996,259   2,366,711
*   Guangzhou Baiyunshan Pharmaceutical Holdings
      Co., Ltd. Class H                              174,000     628,726
    Guangzhou R&F Properties Co., Ltd.             1,225,600   2,147,290
    Haier Electronics Group Co., Ltd.                639,000   1,362,369
    Haitian International Holdings, Ltd.              79,000     190,427
*   Hanergy Solar Group, Ltd.                      6,844,000   1,164,777
    Hengan International Group Co., Ltd.             545,500   6,682,917
    Huadian Power International Corp., Ltd. Class
      H                                              856,000     396,501
    Huaneng Power International, Inc. Class H        602,000     626,046

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
CHINA -- (Continued)
    Huaneng Power International, Inc. Sponsored
      ADR                                              34,452 $  1,424,246
    Industrial & Commercial Bank of China, Ltd.
      Class H                                      59,907,185   41,919,158
#   Jiangsu Expressway Co., Ltd. Class H              820,000    1,028,845
    Jiangxi Copper Co., Ltd. Class H                1,421,000    2,727,994
    Kunlun Energy Co., Ltd.                         2,312,000    3,788,068
#   Lenovo Group, Ltd.                              4,593,278    4,908,482
    Longfor Properties Co., Ltd.                    1,094,000    1,787,911
#*  Metallurgical Corp. of China, Ltd. Class H      2,646,000      542,838
*   New China Life Insurance Co., Ltd. Class H        395,800    1,115,752
    New World China Land, Ltd.                      2,554,000    1,405,596
#   Nine Dragons Paper Holdings, Ltd.               1,905,000    1,569,343
#   PetroChina Co., Ltd. ADR                          145,110   16,436,610
    PetroChina Co., Ltd. Class H                    2,814,000    3,204,529
    PICC Property & Casualty Co., Ltd. Class H      2,279,920    3,478,462
#   Ping An Insurance Group Co. of China, Ltd.
      Class H                                       1,408,000   11,102,437
#   Shandong Weigao Group Medical Polymer Co.,
      Ltd. Class H                                  1,204,000    1,127,449
    Shanghai Electric Group Co., Ltd. Class H       2,502,000      880,846
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H                                         162,000      365,980
    Shanghai Industrial Holdings, Ltd.                701,274    2,305,263
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H                                         495,400    1,025,536
    Shenzhou International Group Holdings, Ltd.       390,000    1,337,165
#   Shimao Property Holdings, Ltd.                  1,956,371    4,901,753
    Sihuan Pharmaceutical Holdings Group, Ltd.        704,000      524,549
    Sino Biopharmaceutical                          1,120,000      785,805
#   Sino-Ocean Land Holdings, Ltd.                  2,338,192    1,482,647
    Sinopec Shanghai Petrochemical Co., Ltd.
      Class H                                       1,593,000      420,733
#   Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR                                     6,545      253,684
*   Sinopec Yizheng Chemical Fibre Co., Ltd.
      Class H                                         896,000      248,234
    Sinopharm Group Co., Ltd. Class H                 747,600    2,020,137
#   SOHO China, Ltd.                                2,899,263    2,545,194
    Sun Art Retail Group, Ltd.                      1,746,000    2,855,362
    Tencent Holdings, Ltd.                            763,600   41,659,099
    Tingyi Cayman Islands Holding Corp.             1,440,000    4,068,319
    Tsingtao Brewery Co., Ltd. Class H                186,000    1,522,039
#   Uni-President China Holdings, Ltd.                759,000      756,397
    Want Want China Holdings, Ltd.                  4,391,000    6,728,884
    Weichai Power Co., Ltd. Class H                   428,200    1,713,920
#   Yanzhou Coal Mining Co., Ltd. Class H             900,000      932,421
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR       108,916    1,116,389
    Zhaojin Mining Industry Co., Ltd.                 178,500      143,475
    Zhejiang Expressway Co., Ltd. Class H             968,000      883,750
#   Zhuzhou CSR Times Electric Co., Ltd. Class H      276,000      979,992
#   Zijin Mining Group Co., Ltd. Class H            4,821,000    1,122,815
#   Zoomlion Heavy Industry Science and
      Technology Co., Ltd.                          1,066,200      986,280
#*  ZTE Corp. Class H                                 499,038    1,087,570
                                                              ------------
TOTAL CHINA                                                    563,085,164
                                                              ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA                                188,633    3,159,915
    Banco de Bogota SA                                 20,555      727,982
    Bancolombia SA                                     99,771    1,376,079
    Bancolombia SA Sponsored ADR                       89,105    5,001,464

THE EMERGING MARKETS SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
COLOMBIA -- (Continued)
    Cementos Argos SA                              322,140 $ 1,700,625
    Ecopetrol SA                                   979,672   2,329,656
#   Ecopetrol SA Sponsored ADR                     220,479  10,441,885
    Empresa de Energia de Bogota SA                831,271     698,455
    Grupo Aval Acciones y Valores                  620,146     435,857
    Grupo de Inversiones Suramericana SA             1,578      31,271
    Grupo Nutresa SA                                19,691     280,951
    Interconexion Electrica SA ESP                 275,768   1,364,012
    Isagen SA ESP                                  762,874   1,217,470
                                                           -----------
TOTAL COLOMBIA                                              28,765,622
                                                           -----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                       198,179   5,702,935
    Komercni Banka A.S.                             16,129   3,995,282
    Philip Morris CR A.S.                              276     156,982
    Telefonica Czech Republic A.S.                 142,100   2,317,001
*   Unipetrol A.S.                                  12,131     108,718
                                                           -----------
TOTAL CZECH REPUBLIC                                        12,280,918
                                                           -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E. GDR 276,614   1,599,823
*   Egyptian Financial Group-Hermes Holding GDR        676       1,314
*   Global Telecom Holding GDR                     428,641   1,450,597
                                                           -----------
TOTAL EGYPT                                                  3,051,734
                                                           -----------
HONG KONG -- (0.0%)
*   FU JI Food and Catering Services Holdings,
      Ltd.                                          28,900       6,042
                                                           -----------
HUNGARY -- (0.3%)
    Magyar Telekom Telecommunications P.L.C.       438,413     601,140
    MOL Hungarian Oil and Gas P.L.C.                41,546   2,840,659
    OTP Bank P.L.C.                                250,935   5,205,691
    Richter Gedeon Nyrt                            145,205   2,761,122
*   Tisza Chemical Group P.L.C.                     23,981     350,730
                                                           -----------
TOTAL HUNGARY                                               11,759,342
                                                           -----------
INDIA -- (6.3%)
    ABB India, Ltd.                                 46,035     468,037
    ACC, Ltd.                                       51,847     956,996
    Adani Enterprises, Ltd.                        217,318     733,235
    Adani Ports and Special Economic Zone          403,387     952,985
*   Adani Power, Ltd.                              722,177     381,568
    Aditya Birla Nuvo, Ltd.                         40,385     803,220
    Ambuja Cements, Ltd.                           720,850   2,195,203
    Apollo Hospitals Enterprise, Ltd.               79,561   1,170,109
    Asian Paints, Ltd.                             264,310   2,314,086
    Axis Bank, Ltd.                                270,273   5,381,461
    Bajaj Auto, Ltd.                                88,932   3,080,795
    Bajaj Finserv, Ltd.                             38,658     403,056
    Bajaj Holdings and Investment, Ltd.             25,772     346,626
    Bank of Baroda                                  95,903   1,006,132

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
INDIA -- (Continued)
    Bank of India                                    151,325 $   521,283
    Berger Paints India, Ltd.                         41,763     155,793
    Bharat Electronics, Ltd.                          17,301     296,519
    Bharat Heavy Electricals, Ltd.                   637,403   1,462,669
    Bharat Petroleum Corp., Ltd.                     153,491     896,272
    Bharti Airtel, Ltd.                              712,612   4,246,448
    Bhushan Steel, Ltd.                               51,151     399,813
    Bosch, Ltd.                                       11,944   1,706,929
    Britannia Industries, Ltd.                        15,574     237,646
    Cadila Healthcare, Ltd.                           39,235     421,314
    Cairn India, Ltd.                                401,975   2,087,453
    Canara Bank                                      118,214     498,049
    Cipla, Ltd.                                      360,392   2,425,164
    Colgate-Palmolive India, Ltd.                     41,197     830,204
    Container Corp. Of India                          54,732     675,928
    Cummins India, Ltd.                               67,546     434,537
    Dabur India, Ltd.                                495,434   1,432,160
    Divi's Laboratories, Ltd.                         41,087     649,578
    DLF, Ltd.                                        486,202   1,198,200
    Dr Reddy's Laboratories, Ltd.                     23,076     911,834
#   Dr Reddy's Laboratories, Ltd. ADR                 74,598   2,957,811
    Eicher Motors, Ltd.                                5,958     383,634
    Emami, Ltd.                                       51,759     417,703
    Engineers India, Ltd.                             41,692     119,991
*   Essar Oil, Ltd.                                  395,013     334,745
    Exide Industries, Ltd.                           228,981     464,171
    Federal Bank, Ltd.                               455,880     611,517
    GAIL India, Ltd.                                 217,415   1,245,732
    GAIL India, Ltd. GDR                              28,791     998,369
    Gillette India, Ltd.                               2,685      91,142
    GlaxoSmithKline Consumer Healthcare, Ltd.          4,187     313,648
    GlaxoSmithKline Pharmaceuticals, Ltd.             25,574   1,010,720
    Glenmark Pharmaceuticals, Ltd.                   101,902     930,363
    GMR Infrastructure, Ltd.                         454,854     160,388
    Godrej Consumer Products, Ltd.                    89,727   1,263,741
    Godrej Industries, Ltd.                           89,305     427,634
    Grasim Industries, Ltd.                            6,300     288,359
    Havells India, Ltd.                               28,408     342,427
    HCL Technologies, Ltd.                           209,838   3,732,976
    HDFC Bank, Ltd.                                1,530,953  17,028,382
    Hero Motocorp, Ltd.                               36,833   1,241,452
    Hindalco Industries, Ltd.                      1,207,587   2,264,666
    Hindustan Petroleum Corp., Ltd.                   73,212     239,649
    ICICI Bank, Ltd.                                   8,735     158,592
    ICICI Bank, Ltd. Sponsored ADR                   208,679   7,787,900
    IDBI Bank, Ltd.                                  346,191     380,816
    Idea Cellular, Ltd.                              805,036   2,254,294
    IDFC, Ltd.                                       601,656   1,039,776
    Indian Oil Corp., Ltd.                           327,576   1,080,582
    IndusInd Bank, Ltd.                              190,939   1,382,314
    Infosys, Ltd.                                    234,483  12,485,974
    Infosys, Ltd. Sponsored ADR                      233,468  12,387,812

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
INDIA -- (Continued)
    ING Vysya Bank, Ltd.                              25,010 $   240,093
    Ipca Laboratories, Ltd.                           18,943     209,565
    ITC, Ltd.                                      2,259,060  12,277,426
    Jaiprakash Associates, Ltd.                    1,336,264   1,035,815
*   Jaiprakash Power Ventures, Ltd.                  454,730     136,166
    Jindal Steel & Power, Ltd.                       381,409   1,493,990
    JSW Energy, Ltd.                                 592,161     446,727
    JSW Steel, Ltd.                                  124,632   1,746,304
*   Jubilant Foodworks, Ltd.                          18,139     358,977
    Kotak Mahindra Bank, Ltd.                        289,527   3,550,852
    Larsen & Toubro, Ltd.                            312,837   4,952,513
    Larsen & Toubro, Ltd. GDR                          7,667     117,406
    LIC Housing Finance, Ltd.                         53,635     196,383
    Lupin, Ltd.                                      134,973   1,945,126
    Mahindra & Mahindra, Ltd.                        332,035   4,781,557
*   Mangalore Refinery & Petrochemicals, Ltd.        355,103     231,237
    Marico, Ltd.                                     116,346     399,147
    Maruti Suzuki India, Ltd.                         33,769     899,561
    Motherson Sumi Systems, Ltd.                     134,808     588,886
    Mphasis, Ltd.                                     73,800     507,909
    National Aluminium Co., Ltd.                     125,699      74,977
    Nestle India, Ltd.                                15,806   1,440,901
    NHPC, Ltd.                                     2,574,565     756,822
    NTPC, Ltd.                                       924,696   2,238,643
    Oberoi Realty, Ltd.                               13,876      42,609
    Oil & Natural Gas Corp., Ltd.                    699,873   3,334,065
    Oil India, Ltd.                                  100,495     773,739
*   Oracle Financial Services Software, Ltd.          19,531   1,017,053
    Petronet LNG, Ltd.                               201,679     405,207
    Pidilite Industries, Ltd.                        144,452     676,501
    Piramal Enterprises, Ltd.                         60,551     554,284
    Power Grid Corp. of India, Ltd.                  900,251   1,480,598
    Procter & Gamble Hygiene & Health Care, Ltd.       7,944     355,821
*   Ranbaxy Laboratories, Ltd.                       137,683     875,833
    Reliance Capital, Ltd.                            97,310     588,408
    Reliance Communications, Ltd.                    594,072   1,428,562
    Reliance Industries, Ltd.                      1,433,931  21,342,373
    Reliance Infrastructure, Ltd.                    111,967     787,579
*   Reliance Power, Ltd.                             771,219     918,854
    Rural Electrification Corp., Ltd.                 47,495     150,372
    Sesa Sterlite, Ltd.                            1,599,539   5,231,607
    Shree Cement, Ltd.                                 8,675     625,379
    Shriram Transport Finance Co., Ltd.               76,457     764,579
    Siemens, Ltd.                                     73,172     701,722
    SJVN, Ltd.                                       381,249     119,239
    State Bank of India                              152,568   4,456,840
    Steel Authority of India, Ltd.                   346,711     350,380
    Sun Pharmaceutical Industries, Ltd.              613,492   6,059,298
    Sun TV Network, Ltd.                              78,375     534,821
    Tata Chemicals, Ltd.                               6,064      26,463
    Tata Consultancy Services, Ltd.                  413,679  14,186,300
    Tata Global Beverages, Ltd.                      370,091     987,476

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
INDIA -- (Continued)
    Tata Motors, Ltd.                                 679,237 $  4,210,233
#   Tata Motors, Ltd. Sponsored ADR                    81,024    2,537,672
    Tata Power Co., Ltd.                              763,990    1,020,502
    Tata Steel, Ltd.                                  301,827    1,654,195
    Tech Mahindra, Ltd.                                56,640    1,427,703
    Titan Industries, Ltd.                            207,778      912,550
    Torrent Power, Ltd.                                 5,032        6,857
    Ultratech Cement, Ltd.                             40,093    1,278,594
    Union Bank of India                               151,552      304,434
*   Unitech, Ltd.                                   1,237,337      351,654
    United Breweries, Ltd.                             66,842      999,004
    United Spirits, Ltd.                               85,313    3,568,707
    Wipro, Ltd.                                       491,956    3,838,164
    Wockhardt, Ltd.                                    19,651      142,527
    Yes Bank, Ltd.                                    161,542      968,023
    Zee Entertainment Enterprises, Ltd.               389,718    1,685,695
                                                              ------------
TOTAL INDIA                                                    251,818,041
                                                              ------------
INDONESIA -- (2.4%)
    Adaro Energy Tbk PT                            12,163,000    1,099,592
    AKR Corporindo Tbk PT                           1,720,000      739,212
    Alam Sutera Realty Tbk PT                      12,012,500      647,773
    Aneka Tambang Persero Tbk PT                    1,281,500      181,612
    Astra Agro Lestari Tbk PT                         415,000      684,106
    Astra International Tbk PT                     17,653,110   10,408,071
    Bank Central Asia Tbk PT                       10,755,500    9,965,050
    Bank Danamon Indonesia Tbk PT                   3,627,079    1,384,556
    Bank Mandiri Persero Tbk PT                     9,040,117    6,903,025
    Bank Negara Indonesia Persero Tbk PT            7,388,222    3,149,505
*   Bank Pan Indonesia Tbk PT                       7,175,000      457,130
    Bank Rakyat Indonesia Persero Tbk PT           10,941,500    7,679,040
*   Bank Tabungan Pensiunan Nasional Tbk PT           768,500      298,023
*   Bayan Resources Tbk PT                             79,500       61,323
    Bumi Serpong Damai PT                           7,524,500    1,043,790
    Charoen Pokphand Indonesia Tbk PT               6,496,500    2,245,280
    Ciputra Development Tbk PT                      3,311,000      302,101
    Global Mediacom Tbk PT                          8,870,500    1,502,468
    Gudang Garam Tbk PT                               443,500    1,450,029
    Holcim Indonesia Tbk PT                         1,926,500      439,966
    Indo Tambangraya Megah Tbk PT                     355,000      941,292
    Indocement Tunggal Prakarsa Tbk PT              1,284,500    2,380,443
    Indofood CBP Sukses Makmur Tbk PT                 998,500      991,299
    Indofood Sukses Makmur Tbk PT                   4,404,000    2,594,513
    Indomobil Sukses Internasional Tbk PT              22,000        9,951
    Indosat Tbk PT                                  1,006,500      392,592
    Indosat Tbk PT ADR                                  1,674       34,317
*   Inovisi Infracom Tbk PT                           271,945       18,563
    Japfa Comfeed Indonesia Tbk PT                    853,500      105,919
    Jasa Marga Persero Tbk PT                       1,526,500      710,646
    Kalbe Farma Tbk PT                             21,762,500    2,505,587
*   Lippo Karawaci Tbk PT                          31,811,500    3,185,355
    Mayora Indah Tbk PT                               870,333    2,258,409

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
INDONESIA -- (Continued)
    Media Nusantara Citra Tbk PT                    4,428,000 $   980,654
    MNC Investama Tbk PT                           13,972,500     433,494
*   Panasia Indo Resources Tbk PT                      75,100       2,765
    Perusahaan Gas Negara Persero Tbk PT            8,045,500   3,638,921
    Perusahaan Perkebunan London Sumatra
      Indonesia Tbk PT                                  8,500       1,205
    Semen Indonesia Persero Tbk PT                  2,585,500   3,289,513
    Sinar Mas Agro Resources and Technology Tbk PT  1,116,500     643,574
    Sumber Alfaria Trijaya Tbk PT                      40,000       1,914
    Surya Citra Media Tbk PT                        2,348,500     489,471
    Tambang Batubara Bukit Asam Persero Tbk PT        848,500     914,646
    Telekomunikasi Indonesia Persero Tbk PT        39,175,700   8,148,953
*   Tower Bersama Infrastructure Tbk PT             1,510,500     763,319
*   Trada Maritime Tbk PT                           3,944,000     531,694
    Unilever Indonesia Tbk PT                       1,381,500   3,673,378
    United Tractors Tbk PT                          1,461,196   2,267,886
    Vale Indonesia Tbk PT                           3,118,500     682,950
    XL Axiata Tbk PT                                2,210,000     876,631
                                                              -----------
TOTAL INDONESIA                                                94,111,506
                                                              -----------
MALAYSIA -- (4.1%)
    Aeon Co. M Bhd                                     46,100     233,520
    Affin Holdings Bhd                                532,900     719,766
#   AirAsia BHD                                     1,748,600   1,484,466
    Alliance Financial Group Bhd                    1,339,200   2,201,353
    AMMB Holdings Bhd                               2,074,859   4,869,634
    Axiata Group Bhd                                2,713,975   5,907,866
    Batu Kawan BHD                                     86,200     534,558
    Berjaya Land Bhd                                   95,000      25,441
    Berjaya Sports Toto Bhd                           725,025     935,147
    Boustead Holdings Bhd                             454,586     753,459
    British American Tobacco Malaysia Bhd             119,400   2,402,822
*   Bumi Armada Bhd                                 1,127,700   1,415,219
#   CIMB Group Holdings Bhd                         5,147,141  12,234,882
    Dialog Group BHD                                1,706,900   1,486,691
    DiGi.Com Bhd                                    3,544,020   5,613,007
    DRB-Hicom Bhd                                   1,203,600     968,555
    Fraser & Neave Holdings Bhd                        90,500     533,870
    Gamuda Bhd                                      1,929,900   2,978,409
    Genting Bhd                                     1,894,300   6,289,120
#   Genting Malaysia Bhd                            3,181,700   4,354,954
    Genting Plantations Bhd                           282,600     974,103
    Guinness Anchor Bhd                               135,200     740,962
    Hartalega Holdings Bhd                            127,900     293,158
    Hong Leong Bank Bhd                               606,560   2,746,170
    Hong Leong Financial Group Bhd                    231,829   1,111,172
    IJM Corp. Bhd                                   1,628,281   2,993,924
    IOI Corp. Bhd                                   3,073,105   5,301,318
    KPJ Healthcare Bhd                                 66,100     127,800
    Kuala Lumpur Kepong Bhd                           477,300   3,492,611
    Kulim Malaysia BHD                                470,200     506,583
    Lafarge Malayan Bhd                               343,580   1,084,725
    Magnum Bhd                                         39,300      41,240

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
MALAYSIA -- (Continued)
#   Malayan Banking Bhd                             5,003,321 $ 15,508,389
    Malaysia Airports Holdings Bhd                    811,351    2,163,257
    Malaysia Marine and Heavy Engineering
      Holdings Bhd                                    414,500      509,731
*   Malaysian Airline System Bhd                    4,055,900      436,425
#   Maxis Bhd                                       2,398,100    5,464,988
*   MISC Bhd                                        1,391,098    2,251,541
    MMC Corp. Bhd                                   1,092,100      927,246
    Nestle Malaysia Bhd                               189,300    4,077,784
#   Parkson Holdings Bhd                              585,720      697,999
    Petronas Chemicals Group Bhd                    2,844,500    6,409,586
    Petronas Dagangan BHD                             259,900    2,520,542
    Petronas Gas Bhd                                  495,300    3,850,433
#   PPB Group Bhd                                     531,900    2,476,808
    Public Bank Bhd(B012W42)                           67,739      393,149
    Public Bank Bhd(B012W53)                        1,029,701    5,977,690
    RHB Capital Bhd                                   779,295    1,949,590
*   Sapurakencana Petroleum Bhd                     3,695,300    4,685,414
    Shell Refining Co. Federation of Malaya Bhd       108,100      244,074
    Sime Darby Bhd                                  2,858,620    8,634,345
    SP Setia Bhd                                      623,400      606,817
    Sunway Bhd                                         48,000       42,383
    Telekom Malaysia Bhd                              898,300    1,491,500
    Tenaga Nasional Bhd                             2,536,450    7,579,716
    UEM Sunrise Bhd                                 2,094,637    1,552,038
    UMW Holdings Bhd                                  593,466    2,406,662
    United Plantations BHD                             49,300      417,483
    YTL Corp. Bhd                                   5,691,586    2,975,672
#   YTL Power International Bhd                     1,948,640    1,173,318
                                                              ------------
TOTAL MALAYSIA                                                 162,781,085
                                                              ------------
MEXICO -- (5.2%)
    Alfa S.A.B. de C.V. Class A                     3,254,340    8,909,542
#   Alpek S.A. de C.V.                                 57,811      124,951
#   America Movil S.A.B. de C.V. Series L          37,750,669   40,420,537
    America Movil S.A.B. de C.V. Series L ADR          22,528      482,324
    Arca Continental S.A.B. de C.V.                   357,200    2,113,537
#*  Cemex S.A.B. de C.V.                            1,864,388    1,980,526
*   Cemex S.A.B. de C.V. Sponsored ADR              1,285,964   13,605,497
#   Coca-Cola Femsa S.A.B. de C.V. Series L           298,900    3,642,538
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR       13,716    1,667,043
    Controladora Comercial Mexicana S.A.B. de C.V.    587,862    2,397,901
*   Corp. Interamericana de Entretenimiento
      S.A.B. de C.V. Class B                            8,726        5,952
    El Puerto de Liverpool S.A.B. de C.V.             177,295    1,909,346
    Fomento Economico Mexicano S.A.B. de C.V.       1,793,669   16,765,060
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                    25,323    2,362,636
    Grupo Aeroportuario del Sureste S.A.B. de
      C.V. ADR                                         34,897    4,153,092
#   Grupo Bimbo S.A.B. de C.V. Series A             1,661,379    5,590,031
#   Grupo Carso S.A.B. de C.V. Series A1              704,241    3,837,168
    Grupo Comercial Chedraui S.A. de C.V.             359,836    1,121,380
    Grupo Financiero Banorte S.A.B. de C.V.         2,832,687   18,133,018
    Grupo Financiero Inbursa S.A.B. de C.V.         2,146,713    5,531,625
    Grupo Industrial Maseca S.A.B. de C.V. Class B     92,387      165,270

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
MEXICO -- (Continued)
    Grupo Mexico S.A.B. de C.V. Series B            3,796,416 $ 12,031,792
*   Grupo Qumma S.A. de C.V. Series B                   1,591           --
    Grupo Televisa S.A.B. Series CPO                2,556,698   15,557,014
    Grupo Televisa S.A.B. Sponsored ADR               116,618    3,549,852
#*  Impulsora del Desarrollo y El Empleo en
      America Latina S.A.B. de C.V.                 2,373,426    4,820,617
*   Industrias CH S.A.B. de C.V. Series B              19,078       93,612
    Industrias Penoles S.A.B. de C.V.                 108,150    3,140,161
    Kimberly-Clark de Mexico S.A.B. de C.V. Class
      A                                             1,823,400    5,544,025
    Mexichem S.A.B. de C.V.                         1,035,324    4,313,569
#*  Minera Frisco S.A.B. de C.V.                      783,633    2,012,049
#*  OHL Mexico S.A.B. de C.V.                         761,383    1,953,753
*   Organizacion Soriana S.A.B. de C.V. Class B     1,112,475    3,599,892
#*  Promotora y Operadora de Infraestructura
      S.A.B. de C.V.                                   34,023      345,491
    Savia SA Class A                                  120,000           --
    Wal-Mart de Mexico S.A.B. de C.V. Series V      5,418,775   14,087,631
                                                              ------------
TOTAL MEXICO                                                   205,968,432
                                                              ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                          3,559       42,067
#   Cia de Minas Buenaventura SA ADR                  103,995    1,507,928
    Credicorp, Ltd.                                    63,638    8,692,951
                                                              ------------
TOTAL PERU                                                      10,242,946
                                                              ------------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                   1,585,460    1,867,483
    Aboitiz Power Corp.                             1,495,200    1,177,078
    Alliance Global Group, Inc.                     6,710,300    4,094,443
    Ayala Corp.                                       183,605    2,563,503
    Ayala Land, Inc.                                5,882,318    4,004,506
    Bank of the Philippine Islands                    844,014    1,953,048
    BDO Unibank, Inc.                               1,533,841    2,877,595
    China Banking Corp.                                 1,380        1,980
    DMCI Holdings, Inc.                             1,070,440    1,282,267
    Energy Development Corp.                        8,586,100    1,152,282
*   Fwbc Holdings, Inc.                             2,006,957           --
    Globe Telecom, Inc.                                34,395    1,385,633
    International Container Terminal Services,
      Inc.                                            876,380    2,109,925
    JG Summit Holdings, Inc.                          168,900      170,691
    Jollibee Foods Corp.                              408,700    1,678,645
    LT Group, Inc.                                  1,742,400      669,463
    Manila Electric Co.                               126,130      887,082
    Megaworld Corp.                                18,982,000    1,684,115
    Metro Pacific Investments Corp.                 9,128,100    1,030,550
    Metropolitan Bank & Trust                       1,146,499    2,363,902
    Philippine Long Distance Telephone Co.             36,785    2,440,978
    Philippine Long Distance Telephone Co.
      Sponsored ADR                                     3,998      264,468
*   Philippine National Bank                          349,520      780,771
    Robinsons Land Corp.                            2,175,300    1,141,102
    San Miguel Corp.                                  427,890      752,713
    Semirara Mining Corp.                             112,800      720,168
    SM Investments Corp.                              294,252    5,829,165
    SM Prime Holdings, Inc.                         5,616,110    2,487,796

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
PHILIPPINES -- (Continued)
    Top Frontier Investment Holdings, Inc.            42,789 $    38,125
    Universal Robina Corp.                           879,930   2,597,230
                                                             -----------
TOTAL PHILIPPINES                                             50,006,707
                                                             -----------
POLAND -- (1.7%)
    Bank Handlowy w Warszawie SA                      36,694   1,410,312
*   Bank Millennium SA                               701,813   1,744,300
    Bank Pekao SA                                    132,686   8,307,741
    Bank Zachodni WBK SA                               3,346     407,542
#   BRE Bank SA                                       17,078   2,820,500
*   Cyfrowy Polsat SA                                 86,412     628,642
    Enea SA                                           73,778     347,175
    Eurocash SA                                       72,770   1,117,844
*   Getin Noble Bank SA                            1,002,923     884,879
    Grupa Azoty SA                                    27,128     717,156
*   Grupa Lotos SA                                    25,811     314,854
    Grupa Zywiec SA                                   11,564   1,654,765
*   ING Bank Slaski SA                                34,085   1,249,699
    Jastrzebska Spolka Weglowa SA                     38,639     834,216
*   Kernel Holding SA                                 14,630     196,800
    KGHM Polska Miedz SA                             131,777   5,320,103
    LPP SA                                               521   1,525,280
    Lubelski Wegiel Bogdanka SA                        9,469     349,917
    PGE SA                                           920,894   5,379,332
    Polski Koncern Naftowy Orlen SA                  378,082   5,333,795
    Polskie Gornictwo Naftowe i Gazownictwo SA     1,617,383   2,974,738
    Powszechna Kasa Oszczednosci Bank Polski SA      854,863  11,324,324
    Powszechny Zaklad Ubezpieczen SA                  59,813   9,098,301
    Synthos SA                                       506,543     857,880
    Tauron Polska Energia SA                         776,176   1,266,154
    Telekomunikacja Polska SA                        616,223   1,995,723
                                                             -----------
TOTAL POLAND                                                  68,061,972
                                                             -----------
RUSSIA -- (5.2%)
    Eurasia Drilling Co., Ltd. GDR                   126,471   5,352,340
    Federal Hydrogenerating Co. JSC ADR            1,423,628   2,402,651
    Gazprom OAO Sponsored ADR                      6,850,921  64,038,306
    Globaltrans Investment P.L.C. GDR                 83,363   1,268,848
    Lukoil OAO Sponsored ADR                         556,966  36,477,853
    Magnitogorsk Iron & Steel Works GDR              155,928     503,891
    Mail.ru Group, Ltd. GDR                           46,941   1,730,776
#*  Mechel Sponsored ADR                             170,001     537,203
    MMC Norilsk Nickel OJSC ADR                      532,268   8,040,268
    Novolipetsk Steel OJSC GDR                        97,820   1,666,731
    Novorossiysk Commercial Sea Port PJSC GDR         33,123     273,313
    O'Key Group SA GDR                                35,623     421,309
    Phosagro OAO GDR                                  52,146     539,336
*   PIK Group GDR                                      2,241       4,513
    Rosneft OAO GDR                                1,224,426   9,660,424
    Rostelecom OJSC Sponsored ADR                     69,399   1,508,206
    Sberbank of Russia Sponsored ADR               2,809,303  35,825,291
    Severstal OAO GDR                                247,044   2,151,943

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
RUSSIA -- (Continued)
    Tatneft OAO Sponsored ADR                        241,102 $  9,903,972
    TMK OAO GDR                                       52,030      671,811
    Uralkali OJSC GDR                                271,413    7,242,402
#   VimpelCom, Ltd. Sponsored ADR                    610,357    8,783,037
    VTB Bank OJSC GDR                              1,820,217    5,043,262
*   X5 Retail Group NV GDR                            98,102    1,594,710
                                                             ------------
TOTAL RUSSIA                                                  205,642,396
                                                             ------------
SOUTH AFRICA -- (7.1%)
#   African Bank Investments, Ltd.                   709,671    1,198,912
    African Rainbow Minerals, Ltd.                   128,693    2,463,932
*   Anglo American Platinum, Ltd.                     74,041    2,993,122
#   AngloGold Ashanti, Ltd. Sponsored ADR            331,815    5,010,406
*   ArcelorMittal South Africa, Ltd.                 203,913      803,388
    Aspen Pharmacare Holdings, Ltd.                  307,375    8,551,052
    Assore, Ltd.                                      31,119    1,270,935
    AVI, Ltd.                                        294,307    1,728,847
#   Barclays Africa Group, Ltd.                      365,243    5,641,249
    Barloworld, Ltd.                                 275,602    2,468,889
#   Bidvest Group, Ltd.                              338,327    9,014,568
#   Capitec Bank Holdings, Ltd.                       44,862      955,715
    Coronation Fund Managers, Ltd.                   230,512    1,880,019
    Discovery, Ltd.                                  357,805    3,023,665
    Distell Group, Ltd.                               16,261      217,697
#   Exxaro Resources, Ltd.                           142,511    2,182,475
    FirstRand, Ltd.                                3,444,432   12,365,468
    Foschini Group, Ltd. (The)                       229,375    2,642,421
#   Gold Fields, Ltd. Sponsored ADR                  710,430    3,267,978
    Harmony Gold Mining Co., Ltd.                     77,306      266,751
    Impala Platinum Holdings, Ltd.                   509,209    6,185,195
    Imperial Holdings, Ltd.                          227,001    4,824,722
    Investec, Ltd.                                   266,068    1,885,783
#   Kumba Iron Ore, Ltd.                              74,255    3,105,361
    Liberty Holdings, Ltd.                           159,000    1,965,781
    Life Healthcare Group Holdings, Ltd.             937,361    3,823,307
    Massmart Holdings, Ltd.                          103,729    1,663,046
    Mediclinic International, Ltd.                   306,464    2,309,490
    MMI Holdings, Ltd.                             1,346,403    3,300,819
    Mondi, Ltd.                                      128,477    2,296,433
#   Mr Price Group, Ltd.                             238,341    3,751,202
#   MTN Group, Ltd.                                1,882,816   37,425,026
    Nampak, Ltd.                                     704,489    2,328,997
#   Naspers, Ltd. Class N                            416,705   39,005,158
    Nedbank Group, Ltd.                              230,958    5,021,448
    Netcare, Ltd.                                  1,050,827    2,607,564
#   Pick n Pay Stores, Ltd.                          244,318    1,154,662
    PPC, Ltd.                                         60,146      190,005
    PSG Group, Ltd.                                   61,341      504,395
    Sanlam, Ltd.                                   1,983,108   10,640,506
    Santam, Ltd.                                      38,343      727,798
#   Sasol, Ltd.                                       19,082      975,048
#   Sasol, Ltd. Sponsored ADR                        583,774   29,784,149

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
SOUTH AFRICA -- (Continued)
    Shoprite Holdings, Ltd.                          430,118 $  7,876,581
    Spar Group, Ltd. (The)                           171,619    2,196,130
    Standard Bank Group, Ltd.                      1,209,908   15,392,568
#*  Steinhoff International Holdings, Ltd.         1,482,591    5,723,271
#   Tiger Brands, Ltd.                               168,710    4,949,436
    Truworths International, Ltd.                    453,643    4,335,321
    Tsogo Sun Holdings, Ltd.                         288,868      810,061
#   Vodacom Group, Ltd.                              391,328    4,488,711
    Woolworths Holdings, Ltd.                        667,992    5,024,178
                                                             ------------
TOTAL SOUTH AFRICA                                            284,219,641
                                                             ------------
SOUTH KOREA -- (14.9%)
    Amorepacific Corp.                                 2,987    2,451,185
#   AMOREPACIFIC Group                                 3,010    1,062,180
    BS Financial Group, Inc.                         221,660    3,558,705
#   Celltrion, Inc.                                   55,053    2,394,059
    Cheil Industries, Inc.                            51,812    4,393,147
*   Cheil Worldwide, Inc.                             87,060    2,145,048
#   CJ CheilJedang Corp.                               8,825    2,141,755
#   CJ Corp.                                          16,574    1,733,466
*   CJ Korea Express Co., Ltd.                         5,587      485,660
    Coway Co., Ltd.                                   50,818    2,908,622
    Daelim Industrial Co., Ltd.                       36,223    3,362,334
#*  Daewoo Engineering & Construction Co., Ltd.      133,508    1,081,754
#   Daewoo International Corp.                        45,753    1,685,213
    Daewoo Securities Co., Ltd.                      220,281    2,055,924
#   Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd.                                           109,830    3,458,486
    Dongbu Insurance Co., Ltd.                        45,450    2,033,796
    Doosan Corp.                                       9,398    1,259,008
#   Doosan Heavy Industries & Construction Co.,
      Ltd.                                            52,779    2,154,093
#*  Doosan Infracore Co., Ltd.                       100,420    1,437,335
    E-Mart Co., Ltd.                                  25,293    6,052,515
#   GS Engineering & Construction Corp.               38,637    1,304,484
    GS Holdings                                       66,625    3,668,849
    Hana Financial Group, Inc.                       316,379   12,165,496
    Hankook Tire Co., Ltd.                            66,995    3,930,219
#   Hanwha Chemical Corp.                             98,760    2,167,636
    Hanwha Corp.                                      47,620    1,802,446
    Hanwha Life Insurance Co., Ltd.                  204,320    1,366,221
    Hite Jinro Co., Ltd.                              22,640      555,726
#   Hotel Shilla Co., Ltd.                            31,278    2,020,508
    Hyundai Department Store Co., Ltd.                17,135    2,728,457
    Hyundai Engineering & Construction Co., Ltd.      77,500    4,446,185
    Hyundai Glovis Co., Ltd.                          11,990    2,658,328
#   Hyundai Heavy Industries Co., Ltd.                44,760   10,688,559
    Hyundai Hysco Co., Ltd.                           35,114    1,390,074
    Hyundai Marine & Fire Insurance Co., Ltd.         68,600    1,960,088
#*  Hyundai Merchant Marine Co., Ltd.                 47,685      617,006
    Hyundai Mobis                                     70,280   19,824,583
    Hyundai Motor Co.                                158,812   37,835,980
    Hyundai Steel Co.                                 70,734    5,824,103
    Hyundai Wia Corp.                                 14,396    2,478,489

THE EMERGING MARKETS SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- ------------
SOUTH KOREA -- (Continued)
    Industrial Bank of Korea                       195,210 $  2,255,001
#   Kangwon Land, Inc.                             114,660    3,150,952
    KB Financial Group, Inc.                       353,265   13,912,801
    KB Financial Group, Inc. ADR                    97,918    3,800,198
    KCC Corp.                                        6,039    2,421,775
#   KEPCO Engineering & Construction Co., Inc.       8,507      451,492
    KEPCO Plant Service & Engineering Co., Ltd.     12,199      618,348
#   Kia Motors Corp.                               270,669   15,726,190
#   Korea Aerospace Industries, Ltd.                35,900      947,386
*   Korea Electric Power Corp.                     197,690    5,279,505
    Korea Gas Corp.                                 22,866    1,374,913
    Korea Investment Holdings Co., Ltd.             32,780    1,278,863
    Korea Zinc Co., Ltd.                             9,259    2,684,088
*   Korean Air Lines Co., Ltd.                      31,881    1,016,863
    KT Corp.                                        23,160      765,491
#   KT&G Corp.                                     100,502    7,337,930
    Kumho Petro chemical Co., Ltd.                  15,006    1,468,977
    LG Chem, Ltd.                                   47,843   13,495,647
    LG Corp.                                       108,548    6,417,094
*   LG Display Co., Ltd.                            14,300      334,718
#*  LG Display Co., Ltd. ADR                       486,337    5,690,143
#   LG Electronics, Inc.                           113,853    7,292,964
#   LG Household & Health Care, Ltd.                 8,626    4,484,056
*   LG Uplus Corp.                                 259,030    2,965,918
    Lotte Chemical Corp.                            21,503    4,405,953
    Lotte Confectionery Co., Ltd.                      263      451,000
    Lotte Shopping Co., Ltd.                        12,940    4,912,401
    LS Corp.                                        17,345    1,296,403
    Macquarie Korea Infrastructure Fund            200,980    1,250,062
#   Mando Corp.                                     10,816    1,458,139
    Naver Corp.                                     27,242   15,287,313
#   NCSoft Corp.                                    14,464    2,803,631
#   OCI Co., Ltd.                                   17,637    3,191,755
#   Orion Corp/Republic of South Korea               3,321    3,238,551
    POSCO                                           50,240   14,998,694
    POSCO ADR                                       67,985    5,062,163
    S-1 Corp.                                       16,316      973,019
    S-Oil Corp.                                     47,441    3,461,862
    Samsung C&T Corp.                              143,779    8,531,551
    Samsung Card Co., Ltd.                          23,720      878,949
#   Samsung Electro-Mechanics Co., Ltd.             57,281    4,393,962
    Samsung Electronics Co., Ltd.                   81,840  112,862,139
    Samsung Electronics Co., Ltd. GDR               49,372   34,218,733
#   Samsung Engineering Co., Ltd.                   27,417    1,933,129
    Samsung Fire & Marine Insurance Co., Ltd.       37,748    8,827,137
#   Samsung Heavy Industries Co., Ltd.             168,600    6,182,114
    Samsung Life Insurance Co., Ltd.                61,987    6,103,529
#   Samsung SDI Co., Ltd.                           39,230    6,539,296
    Samsung Securities Co., Ltd.                    68,528    3,037,852
    Samsung Techwin Co., Ltd.                       34,401    1,875,037
    Shinhan Financial Group Co., Ltd.              374,876   16,345,946
    Shinhan Financial Group Co., Ltd. ADR           86,082    3,730,794

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
SOUTH KOREA -- (Continued)
    Shinsegae Co., Ltd.                                 6,575 $  1,655,278
    SK C&C Co., Ltd.                                   21,215    2,286,460
    SK Holdings Co., Ltd.                              29,943    5,426,863
*   SK Hynix, Inc.                                    512,610   15,424,892
    SK Innovation Co., Ltd.                            69,006    9,671,813
    SK Networks Co., Ltd.                               5,020       31,514
    SK Telecom Co., Ltd.                                8,002    1,743,798
    Woori Finance Holdings Co., Ltd.                  419,590    4,970,990
#   Woori Finance Holdings Co., Ltd. ADR                1,223       42,854
    Woori Investment & Securities Co., Ltd.           147,510    1,557,884
    Young Poong Corp.                                     176      234,109
                                                              ------------
TOTAL SOUTH KOREA                                              593,756,604
                                                              ------------
TAIWAN -- (12.3%)
#*  Acer, Inc.                                      3,542,040    2,314,230
    Advanced Semiconductor Engineering, Inc.        6,439,929    6,341,065
    Advanced Semiconductor Engineering, Inc. ADR       77,739      383,253
    Advantech Co., Ltd.                               273,200    1,751,109
    Asia Cement Corp.                               2,445,802    3,317,699
#   Asustek Computer, Inc.                            834,180    6,366,541
#*  AU Optronics Corp.                              7,260,873    2,374,972
*   AU Optronics Corp. Sponsored ADR                  326,626    1,032,138
#   Catcher Technology Co., Ltd.                      762,429    4,432,855
    Cathay Financial Holding Co., Ltd.              8,634,048   13,043,972
    Cathay Real Estate Development Co., Ltd.          839,000      585,059
    Chang Hwa Commercial Bank                       5,665,043    3,398,232
    Cheng Shin Rubber Industry Co., Ltd.            2,017,965    5,380,955
    Cheng Uei Precision Industry Co., Ltd.            384,109      805,525
    Chicony Electronics Co., Ltd.                     507,574    1,264,980
*   China Airlines, Ltd.                            3,543,536    1,283,623
    China Development Financial Holding Corp.      16,637,121    4,972,731
    China Life Insurance Co., Ltd.                  2,999,797    2,943,938
    China Motor Corp.                                 649,000      620,199
    China Petrochemical Development Corp.           2,243,613    1,128,319
    China Steel Chemical Corp.                        148,000      886,819
#   China Steel Corp.                              12,562,895   10,917,997
#   Chipbond Technology Corp.                         575,000    1,161,939
    Chunghwa Telecom Co., Ltd.                        947,000    3,040,317
#   Chunghwa Telecom Co., Ltd. ADR                    236,502    7,530,224
    Clevo Co.                                         526,075    1,118,509
    Compal Electronics, Inc.                        5,806,541    4,543,343
    CTBC Financial Holding Co., Ltd.               14,872,997   10,088,839
    CTCI Corp.                                        638,000    1,115,795
    Delta Electronics, Inc.                         1,873,366    9,742,390
#   E.Sun Financial Holding Co., Ltd.               5,847,651    3,916,182
    Eclat Textile Co., Ltd.                           159,120    1,749,919
#   Epistar Corp.                                   1,169,000    2,027,153
*   Eva Airways Corp.                               1,930,600    1,074,689
*   Evergreen Marine Corp. Taiwan, Ltd.             2,269,249    1,335,078
    Far Eastern Department Stores Co., Ltd.         1,110,993    1,195,001
    Far Eastern New Century Corp.                   3,475,335    3,991,931
    Far EasTone Telecommunications Co., Ltd.        1,630,000    3,734,004

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
TAIWAN -- (Continued)
    Farglory Land Development Co., Ltd.               394,229 $   724,138
    Feng Hsin Iron & Steel Co.                        214,000     389,438
    Feng TAY Enterprise Co., Ltd.                      53,000     138,916
    First Financial Holding Co., Ltd.               8,434,371   5,220,114
    Formosa Chemicals & Fibre Corp.                 3,500,518  10,117,665
    Formosa International Hotels Corp.                 31,460     378,831
    Formosa Petrochemical Corp.                     1,179,000   3,167,377
    Formosa Plastics Corp.                          4,268,153  11,598,832
    Formosa Taffeta Co., Ltd.                         848,000   1,053,975
    Foxconn Technology Co., Ltd.                      996,237   2,503,636
    Fubon Financial Holding Co., Ltd.               7,497,233  10,987,630
    Giant Manufacturing Co., Ltd.                     274,506   2,060,129
#   Gourmet Master Co., Ltd.                           33,000     219,690
#*  HannStar Display Corp.                          3,348,000   1,121,007
    Highwealth Construction Corp.                     384,200     829,360
#   Hiwin Technologies Corp.                          174,173   1,371,908
    Hon Hai Precision Industry Co., Ltd.           12,590,056  32,007,618
#   Hotai Motor Co., Ltd.                             235,000   2,795,579
#   HTC Corp.                                         813,235   3,991,612
    Hua Nan Financial Holdings Co., Ltd.            6,620,828   3,925,446
#*  Innolux Corp.                                   8,365,341   3,317,575
*   Inotera Memories, Inc.                          1,642,000   1,058,805
    Inventec Corp.                                  3,189,551   2,854,837
    Kenda Rubber Industrial Co., Ltd.                 532,481   1,046,963
    Kinsus Interconnect Technology Corp.              289,000   1,031,794
    Largan Precision Co., Ltd.                         97,860   3,332,456
    LCY Chemical Corp.                                434,123     573,073
    Lite-On Technology Corp.                        2,310,358   4,044,631
#   Lung Yen Life Service Corp.                       117,000     354,160
#*  Macronix International                          4,110,218     960,823
#   MediaTek, Inc.                                  1,249,995  17,089,840
    Mega Financial Holding Co., Ltd.               10,462,000   9,058,925
    Merida Industry Co., Ltd.                         194,750   1,474,336
    Nan Kang Rubber Tire Co., Ltd.                    534,780     687,258
    Nan Ya Plastics Corp.                           4,851,599  11,065,717
    Novatek Microelectronics Corp.                    582,000   2,305,554
    Oriental Union Chemical Corp.                     248,000     263,738
#   Pegatron Corp.                                  2,039,345   2,841,563
#   Phison Electronics Corp.                          146,000   1,049,236
    Pou Chen Corp.                                  2,701,487   3,290,669
    Powertech Technology, Inc.                        929,819   1,675,656
    President Chain Store Corp.                       556,831   4,061,504
#   Quanta Computer, Inc.                           2,553,000   6,052,631
#   Radiant Opto-Electronics Corp.                    474,170   1,774,342
#   Realtek Semiconductor Corp.                       398,950     927,507
#   Ruentex Development Co., Ltd.                     699,351   1,463,704
#   Ruentex Industries, Ltd.                          496,937   1,282,238
    Sanyang Industry Co., Ltd.                        418,000     731,492
    ScinoPharm Taiwan, Ltd.                           245,440     816,569
#   Shin Kong Financial Holding Co., Ltd.           8,569,708   2,980,368
    Siliconware Precision Industries Co.            2,997,324   3,641,645
    Siliconware Precision Industries Co.
      Sponsored ADR                                    67,173     402,366

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
TAIWAN -- (Continued)
    Simplo Technology Co., Ltd.                       298,000 $  1,465,272
    SinoPac Financial Holdings Co., Ltd.            7,945,105    3,931,743
    St Shine Optical Co., Ltd.                         42,000    1,236,997
    Standard Foods Corp.                              269,784      827,230
    Synnex Technology International Corp.           1,493,756    2,383,034
    Taishin Financial Holding Co., Ltd.             8,855,372    4,472,425
*   Taiwan Business Bank                            4,733,871    1,454,971
    Taiwan Cement Corp.                             4,100,720    5,968,142
    Taiwan Cooperative Financial Holding            6,737,371    3,788,474
    Taiwan FamilyMart Co., Ltd.                        16,000       87,138
    Taiwan Fertilizer Co., Ltd.                     1,089,000    2,594,996
    Taiwan Glass Industry Corp.                     1,136,253    1,149,856
    Taiwan Mobile Co., Ltd.                         1,725,300    5,884,815
    Taiwan Secom Co., Ltd.                             49,000      118,743
#   Taiwan Semiconductor Manufacturing Co., Ltd.   25,188,808   92,834,992
    Teco Electric and Machinery Co., Ltd.           2,181,000    2,326,080
#   Ton Yi Industrial Corp.                           763,000      844,249
    Transcend Information, Inc.                       231,181      730,123
    Tripod Technology Corp.                           482,870      954,813
    TSRC Corp.                                        633,300    1,170,961
    U-Ming Marine Transport Corp.                     551,860      906,256
    Uni-President Enterprises Corp.                 4,524,515    8,616,168
    Unimicron Technology Corp.                      1,848,896    1,462,342
#   United Microelectronics Corp.                  15,073,000    6,394,166
    Vanguard International Semiconductor Corp.        834,000      901,496
*   Walsin Lihwa Corp.                              3,769,000    1,168,348
    Wan Hai Lines, Ltd.                             1,104,800      595,373
#*  Wintek Corp.                                    1,832,760      684,604
#   Wistron Corp.                                   3,015,444    2,830,976
    WPG Holdings, Ltd.                              1,645,869    2,001,870
*   Yang Ming Marine Transport Corp.                1,741,300      772,204
    Yuanta Financial Holding Co., Ltd.             10,373,577    5,656,796
    Yulon Motor Co., Ltd.                           1,075,000    1,897,486
    Zhen Ding Technology Holding, Ltd.                247,700      580,935
                                                              ------------
TOTAL TAIWAN                                                   489,720,474
                                                              ------------
THAILAND -- (2.6%)
    Advanced Info Service PCL                       1,016,500    8,327,952
    Airports of Thailand PCL                          378,800    2,580,100
    Bangkok Bank PCL(6368360)                         605,300    4,006,162
    Bangkok Bank PCL(6077019)                         329,000    2,177,478
    Bangkok Dusit Medical Services PCL                524,400    2,257,658
    Bangkok Life Assurance PCL                        435,800      882,101
    Bank of Ayudhya PCL                             2,590,200    3,183,137
    Banpu PCL                                       1,185,500    1,104,562
    BEC World PCL                                     645,300    1,207,670
    Berli Jucker PCL                                  457,700      731,585
    Big C Supercenter PCL(6368434)                    255,200    1,598,843
    Big C Supercenter PCL(6763932)                     24,600      154,120
    Bumrungrad Hospital PCL                           239,000      668,048
    Central Pattana PCL                             1,159,900    1,788,761
    Central Plaza Hotel PCL                           290,900      366,838

THE EMERGING MARKETS SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
THAILAND -- (Continued)
    Charoen Pokphand Foods PCL                      2,881,300 $  2,249,497
    CP ALL PCL                                      3,073,400    3,875,693
    Delta Electronics Thailand PCL                    429,500      658,912
    Electricity Generating PCL                        149,800      616,045
    Glow Energy PCL                                   393,200      919,046
    Home Product Center PCL                         3,093,603    1,152,957
    Indorama Ventures PCL                           1,846,900    1,483,454
    IRPC PCL                                        8,984,500    1,033,398
    Jasmine International PCL                       2,397,900      650,996
    Kasikornbank PCL(6364766)                          95,500      582,972
    Kasikornbank PCL(6888794)                       1,146,600    7,146,679
    Krung Thai Bank PCL                             5,908,587    3,853,633
    Land and Houses PCL                             3,400,100    1,201,642
    Minor International PCL                         1,438,700    1,282,696
    Pruksa Real Estate PCL                            483,900      346,698
    PTT Exploration & Production PCL(B1359J0)       1,352,555    7,322,266
    PTT Exploration & Production PCL(B1359L2)          65,409      354,102
    PTT Global Chemical PCL                         1,758,472    4,435,022
    PTT PCL                                         1,015,400   10,341,584
    Ratchaburi Electricity Generating Holding PCL     521,300      845,804
    Robinson Department Store PCL                     398,300      675,030
    Siam Cement PCL(6609906)                          124,800    1,764,241
    Siam Cement PCL(6609928)                          168,800    2,321,169
    Siam City Cement PCL                               94,913    1,213,667
    Siam Commercial Bank PCL                        1,160,966    6,135,868
    Siam Global House PCL                             956,200      586,777
    Thai Airways International PCL                    882,600      575,640
    Thai Oil PCL                                      879,500    1,780,193
    Thai Union Frozen Products PCL                    452,560      817,879
    TMB Bank PCL                                   19,864,000    1,748,670
    Total Access Communication PCL(B1YWK08)           548,200    1,981,446
    Total Access Communication PCL(B231MK7)           214,100      773,855
*   True Corp. PCL                                  4,539,800    1,290,835
                                                              ------------
TOTAL THAILAND                                                 103,053,381
                                                              ------------
TURKEY -- (1.9%)
    Akbank TAS                                      2,149,304    8,400,809
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.       224,564    2,859,777
    Arcelik A.S.                                      270,945    1,725,393
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.          95,843      451,880
#   BIM Birlesik Magazalar A.S.                       207,155    4,334,075
    Coca-Cola Icecek A.S.                              64,801    1,853,182
*   Dogan Yayin Holding A.S.                                1            1
    Enka Insaat ve Sanayi A.S.                        458,239    1,339,836
    Eregli Demir ve Celik Fabrikalari TAS           2,031,348    2,808,656
    Ford Otomotiv Sanayi A.S.                          74,222    1,042,001
    KOC Holding A.S.                                  767,893    3,760,957
    Koza Altin Isletmeleri A.S.                        47,592      841,865
*   Migros Ticaret A.S.                                33,309      295,946
*   Petkim Petrokimya Holding A.S.                     80,883      127,319
    TAV Havalimanlari Holding A.S.                    170,054    1,230,461
    Tofas Turk Otomobil Fabrikasi A.S.                132,651      876,940

THE EMERGING MARKETS SERIES
CONTINUED

                                                    Shares      Value++
                                                   --------- --------------
TURKEY -- (Continued)
    Tupras Turkiye Petrol Rafinerileri A.S.          127,754 $    2,887,807
#   Turk Hava Yollari                              1,063,361      4,146,235
#   Turk Telekomunikasyon A.S.                       563,410      1,941,472
    Turk Traktor ve Ziraat Makineleri A.S.             8,237        270,988
#*  Turkcell Iletisim Hizmetleri A.S.                681,855      4,231,342
*   Turkcell Iletisim Hizmetleri A.S. ADR             73,838      1,154,826
    Turkiye Garanti Bankasi A.S.                   2,626,667     10,532,489
    Turkiye Halk Bankasi A.S.                        715,217      5,746,955
    Turkiye Is Bankasi                             1,910,546      5,219,387
    Turkiye Sise ve Cam Fabrikalari A.S.             711,487      1,044,005
    Turkiye Vakiflar Bankasi Tao                     943,516      2,257,591
    Ulker Biskuvi Sanayi A.S.                         90,680        691,726
    Yapi ve Kredi Bankasi A.S.                     1,054,650      2,434,261
                                                             --------------
TOTAL TURKEY                                                     74,508,182
                                                             --------------
TOTAL COMMON STOCKS                                           3,585,792,930
                                                             --------------
PREFERRED STOCKS -- (3.8%)

BRAZIL -- (3.7%)
    AES Tiete SA                                      91,098        892,833
    Banco Bradesco SA                              2,244,395     32,334,852
    Banco do Estado do Rio Grande do Sul SA Class
      B                                              200,100      1,441,427
*   Braskem SA Class A                                73,800        652,039
    Centrais Eletricas Brasileiras SA Class B        125,500        650,879
    Cia Brasileira de Distribuicao Grupo Pao de
      Acucar                                          41,100      2,041,851
*   Cia de Bebidas das Americas                      171,064      6,364,236
    Cia de Gas de Sao Paulo Class A                   13,227        350,318
*   Cia de Transmissao de Energia Eletrica
      Paulista                                        30,889        440,629
    Cia Energetica de Minas Gerais                   467,267      4,157,056
    Cia Energetica de Sao Paulo Class B              149,110      1,556,629
    Cia Paranaense de Energia                         32,400        452,958
*   Empresa Nacional de Comercio Redito e
      Participacoes SA                                   380          7,718
    Gerdau SA                                        836,068      6,597,506
    Itau Unibanco Holding SA                       2,568,240     39,737,954
    Klabin SA                                        663,777      3,529,767
    Lojas Americanas SA                              416,467      3,095,622
    Marcopolo SA                                     290,900        749,941
    Oi SA                                            463,558        775,094
    Petroleo Brasileiro SA                           947,300      8,589,281
    Suzano Papel e Celulose SA Class A               419,600      1,694,728
    Telefonica Brasil SA                             248,684      5,463,029
*   Usinas Siderurgicas de Minas Gerais SA Class A   609,817      3,223,050
    Vale SA                                        1,529,491     22,387,437
                                                             --------------
TOTAL BRAZIL                                                    147,186,834
                                                             --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                    9,255         52,088
                                                             --------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                               75,566        169,513
    Banco Davivienda SA                              114,619      1,503,339
    Bancolombia SA                                    10,827        151,619

THE EMERGING MARKETS SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
COLOMBIA -- (Continued)
      Grupo Aval Acciones y Valores                    1,520,771 $    1,056,788
      Grupo de Inversiones Suramericana SA                41,562        825,815
                                                                 --------------
TOTAL COLOMBIA                                                        3,707,074
                                                                 --------------
TOTAL PREFERRED STOCKS                                              150,945,996
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

SOUTH KOREA -- (0.0%)
*     Hyundai Merchant Marine Co., Ltd. Rights
        11/05/13                                           3,751             --
                                                                 --------------

                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund                  21,089,023    244,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $799,156 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $722,691) to be repurchased at $708,523   $       709        708,521
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 244,708,521
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,769,771,714)              $3,981,447,447
                                                                 ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                    Shares     Value++
                                                   --------- -----------
COMMON STOCKS -- (87.8%)

ARGENTINA -- (0.0%)
*   Celulosa Argentina                                     1 $         1
*   Ferrum SA de Ceramica y Metalurgia                     1          --
                                                             -----------
TOTAL ARGENTINA                                                        1
                                                             -----------
BRAZIL -- (8.3%)
    Abril Educacao SA                                196,623   2,808,877
    Aliansce Shopping Centers SA                     745,643   7,235,939
    All America Latina Logistica SA                1,889,900   6,756,603
    Alpargatas SA                                    100,394     570,913
    Anhanguera Educacional Participacoes SA        2,379,735  14,230,629
    Arezzo Industria e Comercio SA                   397,935   5,919,095
    Arteris SA                                        69,859     622,927
    Autometal SA                                     285,059   2,164,730
*   B2W Cia Digital                                  629,960   4,717,104
    Banco Alfa de Investimento SA                        500       1,428
    Banco Mercantil do Brasil SA                       1,327       9,170
    Bematech SA                                      280,900     971,276
*   BHG SA - Brazil Hospitality Group                155,302   1,134,883
    Brasil Brokers Participacoes SA                1,107,611   2,877,866
    Brasil Insurance Participacoes e
      Administracao SA                               472,426   4,283,207
*   BrasilAgro - Co. Brasileira de Propriedades
      Agricolas                                       40,600     183,468
*   Brazil Pharma SA                                 711,000   2,638,122
*   Brookfield Incorporacoes SA                    1,364,667     852,216
    CETIP SA - Mercados Organizados                  423,659   4,681,994
    Cia de Locacao das Americas                      167,500     633,710
    Cia de Saneamento de Minas Gerais-COPASA         475,121   7,708,550
    Cia Hering                                     1,041,790  15,090,189
    Cia Providencia Industria e Comercio SA           99,750     377,145
*   Contax Participacoes SA                          152,835   1,258,047
*   CR2 Empreendimentos Imobiliarios SA                9,400      17,368
    Cremer SA                                        114,546     799,576
    CSU Cardsystem SA                                  8,900      11,882
    Cyrela Commercial Properties SA
      Empreendimentos e Participacoes                 46,800     421,041
    Diagnosticos da America SA                     2,097,741  10,768,045
    Dimed SA Distribuidora da Medicamentos               300      29,270
    Direcional Engenharia SA                         670,009   3,879,914
    EDP - Energias do Brasil SA                    2,238,398  12,770,046
*   Eneva SA                                         209,119     419,143
    Equatorial Energia SA                          1,308,435  13,571,943
    Estacio Participacoes SA                       2,460,804  19,001,453
    Eternit SA                                       549,089   2,319,816
    Even Construtora e Incorporadora SA            1,841,067   6,835,379
    Ez Tec Empreendimentos e Participacoes SA        516,658   7,574,350
*   Fertilizantes Heringer SA                        131,400     503,207
    Fleury SA                                        549,451   4,271,225
    Forjas Taurus SA                                  35,969      44,787
*   Gafisa SA                                      2,313,000   3,113,675
#*  Gafisa SA ADR                                  1,094,820   2,945,066
*   General Shopping Brasil SA                       168,117     720,544
#*  Gol Linhas Aereas Inteligentes SA ADR            195,800   1,012,286

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
BRAZIL -- (Continued)
    Grendene SA                                       513,934 $ 4,633,453
    Guararapes Confeccoes SA                           32,100   1,433,300
    Helbor Empreendimentos SA                       1,145,093   4,554,321
*   IdeiasNet SA                                       28,403      21,205
    Iguatemi Empresa de Shopping Centers SA           606,900   6,977,608
*   Industria de Bebidas Antarctica Polar SA           23,000          --
*   Industrias Romi SA                                125,500     350,396
*   International Meal Co. Holdings SA                390,794   3,849,401
    Iochpe-Maxion SA                                  641,608   7,809,540
    JHSF Participacoes SA                             782,247   1,945,172
    Joao Fortes Engenharia SA                          72,252     209,523
    JSL SA                                            589,200   4,025,777
    Kepler Weber SA                                   105,846   1,315,385
    Kroton Educacional SA                              59,172     874,294
    Light SA                                          756,607   6,624,248
    Localiza Rent a Car SA                            408,452   6,657,993
*   Log-in Logistica Intermodal SA                    322,050   1,354,181
    LPS Brasil Consultoria de Imoveis SA              571,540   3,993,923
    M Dias Branco SA                                   19,441     912,038
    Magnesita Refratarios SA                        1,185,404   3,284,897
    Mahle-Metal Leve SA Industria e Comercio          363,800   4,552,197
    Marcopolo SA                                       28,000      69,921
*   Marfrig Alimentos SA                            1,809,559   3,658,755
    Marisa Lojas SA                                   395,564   3,291,124
*   Metalfrio Solutions SA                              7,600      11,870
    Mills Estruturas e Servicos de Engenharia SA      684,126   9,450,762
*   Minerva SA                                        875,969   3,707,832
*   MMX Mineracao e Metalicos SA                    1,473,371     542,859
    MRV Engenharia e Participacoes SA               2,831,833  12,175,228
    Multiplus SA                                      373,684   4,603,314
    Odontoprev SA                                   2,549,265  10,526,927
*   Paranapanema SA                                 1,352,056   2,873,940
*   PDG Realty SA Empreendimentos e Participacoes  11,912,853  10,700,850
*   Plascar Participacoes Industriais SA               42,400       9,796
    Portobello SA                                     146,700     324,689
    Positivo Informatica SA                           189,100     318,151
    Profarma Distribuidora de Produtos
      Farmaceuticos SA                                128,500   1,016,456
    QGEP Participacoes SA                             801,694   3,873,850
    Raia Drogasil SA                                  379,275   2,768,500
    Redentor Energia SA                                 7,800      17,514
*   Refinaria de Petroleos de Manguinhos SA           221,289      29,827
    Restoque Comercio e Confeccoes de Roupas SA       736,087   2,179,164
    Rodobens Negocios Imobiliarios SA                 150,738     914,992
*   Rossi Residencial SA                            3,233,729   3,967,147
    Santos Brasil Participacoes SA                    388,888   3,751,688
    Sao Carlos Empreendimentos e Participacoes SA      47,859     838,087
    Sao Martinho SA                                   420,562   5,923,292
    SLC Agricola SA                                   371,218   3,444,326
    Sonae Sierra Brasil SA                            236,846   2,375,284
*   Springs Global Participacoes SA                   278,188     230,975
    Sul America SA                                  1,675,809  12,241,484
*   T4F Entretenimento SA                             213,800     516,053

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
BRAZIL -- (Continued)
    Technos SA                                        192,400 $  1,492,038
*   Tecnisa SA                                      1,078,756    4,470,392
    Tegma Gestao Logistica                            167,535    1,664,513
    Tempo Participacoes SA                            266,802      333,167
    Tereos Internacional SA                           428,383      565,050
    Totvs SA                                          592,700   10,010,991
    TPI - Triunfo Participacoes e Investimentos SA    255,201    1,172,167
    Trisul SA                                          37,542       74,225
    UNICASA Industria de Moveis SA                    165,700      478,396
    Valid Solucoes e Servicos de Seguranca em
      Meios de Pagamento e Identificacao S.A          363,250    5,585,318
*   Vanguarda Agro SA                               1,314,936    2,201,344
    Via Varejo SA                                      53,803      720,512
*   Viver Incorporadora e Construtora SA              790,989      106,522
                                                              ------------
TOTAL BRAZIL                                                   379,366,248
                                                              ------------
CHILE -- (1.2%)
*   AquaChile SA                                      967,704      481,293
    Banmedica SA                                    1,412,638    2,590,785
    Besalco SA                                      2,143,635    3,014,367
    Cementos BIO BIO SA                               452,622      498,450
    CFR Pharmaceuticals SA                          2,301,492      583,573
    Cia General de Electricidad SA                     44,656      253,596
*   Cia Pesquera Camanchaca SA                        194,645        7,443
*   Cia Sud Americana de Vapores SA                34,708,479    1,604,414
    Cintac SA                                         324,650       88,750
    Clinica LAS Condes SA                                 349       25,876
    Cristalerias de Chile SA                          156,836    1,335,873
    Cruz Blanca Salud SA                            1,629,752    1,111,652
    E.CL SA                                         1,235,241    1,928,127
    Empresa Electrica Pilmaiquen                       46,897      222,781
    Empresas Hites SA                               1,245,628    1,016,327
    Empresas Iansa SA                              18,257,203      772,159
*   Empresas La Polar SA                            2,265,764      459,350
    Enjoy SA                                        1,299,391      212,752
    Forus SA                                          623,383    3,416,591
    Gasco SA                                          126,150    1,343,340
    Grupo Security SA                               1,197,172      415,541
    Inversiones Aguas Metropolitanas SA             2,369,141    4,404,245
    Invexans SA                                    27,288,748      599,881
    Latam Airlines Group SA                           119,320    1,930,829
*   Madeco SA                                      27,288,748      207,762
    Masisa SA                                      13,451,218      992,026
    Molibdenos y Metales SA                             5,009       80,460
*   Multiexport Foods SA                            3,401,667      671,599
    Parque Arauco SA                                3,942,657    7,598,629
    PAZ Corp. SA                                      932,240      529,198
    Ripley Corp. SA                                 3,841,278    3,371,401
    Salfacorp SA                                    1,851,976    2,105,380
    Sigdo Koppers SA                                  524,501      875,353
    Sociedad Matriz SAAM SA                        20,281,523    2,030,582
    Socovesa SA                                     2,895,998      821,730

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
CHILE -- (Continued)
    Soquimich Comercial SA                            472,478 $    96,580
    Vina Concha y Toro SA                           3,097,218   5,686,019
    Vina Concha y Toro SA Sponsored ADR                 1,725      63,911
    Vina San Pedro Tarapaca SA                     40,093,814     238,602
                                                              -----------
TOTAL CHILE                                                    53,687,227
                                                              -----------
CHINA -- (13.4%)
#   361 Degrees International, Ltd.                 2,057,000     589,082
    Ajisen China Holdings, Ltd.                     1,988,000   2,083,420
    AMVIG Holdings, Ltd.                            1,934,000     907,804
    Anhui Expressway Co., Ltd. Class H              2,418,000   1,356,449
    Anta Sports Products, Ltd.                      3,936,000   5,635,637
#   Anton Oilfield Services Group                   4,904,000   3,108,079
    Anxin-China Holdings, Ltd.                     10,127,000   3,252,200
    Asia Cement China Holdings Corp.                2,176,500   1,190,500
*   Asia Energy Logistics Group, Ltd.              26,160,000     283,266
    Asian Citrus Holdings, Ltd.                     3,627,000   1,372,442
*   Ausnutria Dairy Corp., Ltd.                       365,000      68,735
*   AVIC International Holdings, Ltd.                 556,000     215,686
    AviChina Industry & Technology Co., Ltd.
      Class H                                       8,290,788   3,935,740
#   Baoxin Auto Group, Ltd.                           810,000     835,566
    Baoye Group Co., Ltd. Class H                   1,860,000   1,345,816
*   BaWang International Group Holding, Ltd.        3,546,000     212,680
    BBMG Corp. Class H                                162,500     116,175
    Beijing Capital International Airport Co.,
      Ltd. Class H                                  7,662,000   5,382,891
#   Beijing Capital Land, Ltd. Class H              6,142,500   2,212,055
*   Beijing Development HK, Ltd.                    1,163,000     297,157
#   Beijing Enterprises Water Group, Ltd.          13,727,660   6,108,070
    Beijing Jingkelong Co., Ltd. Class H              377,749     131,635
    Beijing Jingneng Clean Energy Co.,
      Ltd. Class H                                  1,098,000     456,206
    Beijing North Star Co., Ltd. Class H            2,408,000     540,984
*   Beijing Properties Holdings, Ltd.              10,105,061     716,491
#   Billion Industrial Holdings, Ltd.                 240,500     130,933
    Biostime International Holdings, Ltd.             593,000   4,553,860
    Bloomage Biotechnology Corp., Ltd.                 75,000     157,681
    Boer Power Holdings, Ltd.                       1,317,000     999,882
#   Bosideng International Holdings, Ltd.          11,860,000   2,722,900
#*  BYD Electronic International Co., Ltd.          3,864,815   1,813,913
    C C Land Holdings, Ltd.                         6,255,343   1,686,353
    C.banner International Holdings, Ltd.              62,000      22,946
#*  Carnival Group International Holdings, Ltd.     2,058,000      55,706
    Carrianna Group Holdings Co., Ltd.                385,257      64,494
    Central China Real Estate, Ltd.                 2,902,626     948,535
*   CGN Mining Co., Ltd.                            4,825,000     429,664
    Changshouhua Food Co., Ltd.                     1,493,000   1,579,134
#*  Chaoda Modern Agriculture Holdings, Ltd.        6,771,138     778,681
#   Chaowei Power Holdings, Ltd.                    2,063,000     876,009
*   Chigo Holding, Ltd.                            18,886,000     423,706
    Chiho-Tiande Group, Ltd.                          280,000     105,449
#   China Aerospace International Holdings, Ltd.    9,854,500   1,130,789
    China Agri-Industries Holdings, Ltd.            9,219,800   4,306,245
#   China All Access Holdings, Ltd.                 3,184,000   1,183,576

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
    China Aoyuan Property Group, Ltd.               5,252,000 $1,074,861
    China Automation Group, Ltd.                    3,231,000    679,134
    China BlueChemical, Ltd.                        4,840,000  3,104,862
*   China Chengtong Development Group, Ltd.         1,562,000     58,325
#   China Datang Corp. Renewable Power Co., Ltd.
      Class H                                       9,709,000  1,964,800
    China Dongxiang Group Co.                      13,246,985  2,066,258
*   China Energine International Holdings, Ltd.     3,442,000    279,519
    China Everbright International, Ltd.            9,335,800  9,330,899
    China Everbright, Ltd.                          3,554,000  5,271,199
    China Fiber Optic Network System Group, Ltd.    1,752,000    311,644
#*  China Foods, Ltd.                               3,338,000  1,516,110
    China Gas Holdings, Ltd.                        5,635,500  6,263,380
*   China Glass Holdings, Ltd.                      3,396,000    425,060
*   China Green Holdings, Ltd.                      2,088,000    239,603
#*  China Haidian Holdings, Ltd.                    8,160,000    768,520
    China High Precision Automation Group, Ltd.     1,289,000    202,835
#*  China High Speed Transmission Equipment Group
      Co., Ltd.                                     5,250,000  2,816,742
#   China Hongqiao Group, Ltd.                      3,110,000  1,960,513
    China Household Holdings, Ltd.                  3,730,000    505,159
*   China Huiyuan Juice Group, Ltd.                 2,661,500  1,781,527
#   China ITS Holdings Co., Ltd.                    3,756,000    983,149
    China Lesso Group Holdings, Ltd.                3,782,000  2,419,190
    China Lilang, Ltd.                              1,990,000  1,286,420
#   China Lumena New Materials Corp.               14,530,000  3,111,137
#   China Medical System Holdings, Ltd.             4,204,500  3,786,493
#*  China Metal Recycling Holdings, Ltd.            2,401,686  1,460,589
*   China Mining Resources Group, Ltd.             14,950,000    184,309
#*  China Modern Dairy Holdings, Ltd.               5,468,000  2,546,318
    China Molybdenum Co., Ltd. Class H                116,000     47,327
#   China National Materials Co., Ltd.              3,927,000    855,831
#*  China New Town Development Co., Ltd.            6,403,148    594,014
#   China Oil & Gas Group, Ltd.                    16,920,000  2,728,002
    China Outfitters Holdings, Ltd.                    24,000      3,940
#   China Overseas Grand Oceans Group, Ltd.         3,221,500  3,830,710
#   China Power International Development, Ltd.     9,896,000  3,878,549
*   China Power New Energy Development Co., Ltd.   23,080,000  1,175,973
#*  China Precious Metal Resources Holdings Co.,
      Ltd.                                         13,354,318  2,153,761
*   China Properties Group, Ltd.                    2,464,000    634,644
*   China Public Procurement, Ltd.                 15,668,000    848,818
    China Qinfa Group, Ltd.                         2,656,000    208,985
*   China Rare Earth Holdings, Ltd.                 5,968,000    915,911
    China Resources Cement Holdings, Ltd.               2,014      1,345
#*  China Rongsheng Heavy Industries Group
      Holdings, Ltd.                               14,764,500  1,750,859
*   China Ruifeng Renewable Energy Holdings, Ltd.   3,376,000    936,367
    China Sanjiang Fine Chemicals Co., Ltd.         2,889,000  1,277,609
    China SCE Property Holdings, Ltd.               3,937,200    910,704
#   China Shanshui Cement Group, Ltd.               7,599,000  2,696,836
    China Shineway Pharmaceutical Group, Ltd.       1,376,200  2,135,206
#*  China Shipping Development Co., Ltd. Class H    8,656,000  4,886,094
#   China Singyes Solar Technologies Holdings,
      Ltd.                                          2,426,200  2,629,231
    China South City Holdings, Ltd.                 8,764,000  2,738,366
    China Starch Holdings, Ltd.                     6,470,000    186,042

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
    China Suntien Green Energy Corp., Ltd. Class H  5,846,000 $2,043,825
    China Taifeng Beddings Holdings, Ltd.           1,500,000    330,545
*   China Taiping Insurance Holdings Co., Ltd.      3,573,600  5,574,485
#*  China Tian Lun Gas Holdings, Ltd.                 499,500    450,910
    China Tianyi Holdings, Ltd.                     1,656,000    262,301
*   China Tontine Wines Group, Ltd.                 1,610,000     78,964
    China Travel International Inv HK              14,349,900  2,776,494
*   China Vanadium Titano - Magnetite Mining Co.,
      Ltd.                                          5,311,000    834,988
    China Water Affairs Group, Ltd.                 5,682,000  2,132,185
*   China WindPower Group, Ltd.                    17,204,964    698,833
    China Wireless Technologies, Ltd.               5,732,000  2,143,341
#*  China Yurun Food Group, Ltd.                    6,381,000  4,234,665
*   China ZhengTong Auto Services Holdings, Ltd.    3,793,500  2,651,294
*   China Zhongwang Holdings, Ltd.                  6,878,400  2,245,031
#*  Chinasoft International, Ltd.                   4,104,000  1,201,718
#*  ChinaVision Media Group, Ltd.                  11,960,000    732,804
*   Chinese People Holdings Co., Ltd.               6,172,000    145,001
*   Chongqing Iron & Steel Co., Ltd. Class H        2,785,400    395,451
#   Chongqing Machinery & Electric Co., Ltd.
      Class H                                       4,930,000    610,285
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                2,254,000    842,781
    CIMC Enric Holdings, Ltd.                       2,094,000  2,948,797
*   Citic 21CN Co., Ltd.                            5,441,200    337,331
*   CITIC Dameng Holdings, Ltd.                       274,000     22,240
*   CITIC Resources Holdings, Ltd.                 11,574,600  1,627,774
    Clear Media, Ltd.                                 243,000    187,009
*   Coastal Greenland, Ltd.                         3,436,000    157,087
#*  Comba Telecom Systems Holdings, Ltd.            2,461,577    809,339
*   Comtec Solar Systems Group, Ltd.                2,114,000    462,963
    Cosco International Holdings, Ltd.              2,703,000  1,166,436
#   CP Pokphand Co., Ltd.                          18,488,594  1,645,907
#   CPMC Holdings, Ltd.                             1,430,000  1,142,879
#   CSPC Pharmaceutical Group, Ltd.                 4,139,877  2,578,113
*   DaChan Food Asia, Ltd.                          1,725,955    215,959
#   Dah Chong Hong Holdings, Ltd.                   3,445,000  2,942,034
    Dalian Port PDA Co., Ltd. Class H               4,986,000  1,157,090
#   Daphne International Holdings, Ltd.             4,266,000  2,273,599
    Dawnrays Pharmaceutical Holdings, Ltd.          1,358,943    673,489
#*  DBA Telecommunication Asia Holdings, Ltd.       2,108,000    551,946
    Digital China Holdings, Ltd.                    3,218,800  4,235,162
    Dongfang Electric Corp., Ltd. Class H             137,400    220,673
    Dongjiang Environmental Co., Ltd. Class H         210,000    593,007
#   Dongyue Group                                   5,029,000  2,367,336
#*  Dynasty Fine Wines Group, Ltd.                  1,614,000    299,776
    Embry Holdings, Ltd.                              473,000    293,002
    EVA Precision Industrial Holdings, Ltd.         4,534,435    649,371
    Evergreen International Holdings, Ltd.          1,246,000    244,433
*   Extrawell Pharmaceutical Holdings, Ltd.         6,617,921    414,715
#   Fantasia Holdings Group Co., Ltd.               8,451,000  1,448,446
#   First Tractor Co., Ltd. Class H                 3,351,176  2,393,680
#   Franshion Properties China, Ltd.               13,522,300  4,714,898
    Fufeng Group, Ltd.                              5,262,600  2,240,766
*   GCL-Poly Energy Holdings, Ltd.                 12,832,000  3,920,581

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
    Geely Automobile Holdings, Ltd.                 2,780,000 $1,404,944
*   Global Bio-Chem Technology Group Co., Ltd.      9,198,800    711,277
*   Global Sweeteners Holdings, Ltd.                  770,951     52,599
#*  Glorious Property Holdings, Ltd.               13,214,501  2,113,502
    Goldbond Group Holdings, Ltd.                     210,000      8,703
#   Golden Eagle Retail Group, Ltd.                 2,334,000  3,459,806
#   Golden Meditech Holdings, Ltd.                  6,215,367    745,761
    Goldlion Holdings, Ltd.                         1,017,962    497,725
#   GOME Electrical Appliances Holding, Ltd.       43,306,000  6,758,009
    Good Friend International Holdings, Inc.          404,667    138,041
    Goodbaby International Holdings, Ltd.           2,969,000  1,470,222
*   Great Wall Technology Co., Ltd. Class H         1,902,950    549,801
    Greatview Aseptic Packaging Co., Ltd.           1,388,000    874,701
    Greenland Hong Kong Holdings, Ltd.              1,309,000    924,869
    Greentown China Holdings, Ltd.                    879,648  1,705,729
    Guangdong Land Holdings, Ltd.                   4,396,800  1,174,754
#   Guangshen Railway Co., Ltd. Class H             3,990,000  2,102,733
    Guangshen Railway Co., Ltd. Sponsored ADR           5,067    133,262
*   Guangzhou Baiyunshan Pharmaceutical Holdings
      Co., Ltd. Class H                               106,000    383,017
    Guangzhou Shipyard International Co., Ltd.
      Class H                                         921,400  1,361,929
#   Guodian Technology & Environment Group Co.,
      Ltd. Class H                                  1,098,000    279,215
    Haier Electronics Group Co., Ltd.                 349,000    744,079
#   Hainan Meilan International Airport Co., Ltd.
      Class H                                         720,000    760,403
    Haitian International Holdings, Ltd.            2,189,000  5,276,517
#*  Hanergy Solar Group, Ltd.                      42,960,000  7,311,340
    Harbin Electric Co., Ltd. Class H               3,099,413  1,946,221
    Henderson Investment, Ltd.                        596,000     46,887
*   Heng Tai Consumables Group, Ltd.               14,673,193    270,738
#   Hengdeli Holdings, Ltd.                        11,125,399  2,640,631
#*  Hi Sun Technology China, Ltd.                   3,126,000    858,028
#*  Hidili Industry International Development,
      Ltd.                                          5,079,000    843,420
#   Hilong Holding, Ltd.                            2,766,000  1,839,779
*   Hisense Kelon Electrical Holdings Co., Ltd.
      Class H                                       1,906,000  1,791,196
#   HKC Holdings, Ltd.                             17,896,447    623,250
#   Honghua Group, Ltd.                             5,221,000  1,589,333
    Hopefluent Group Holdings, Ltd.                   281,670    107,818
#   Hopewell Highway Infrastructure, Ltd.           3,920,000  1,931,462
*   Hopson Development Holdings, Ltd.               3,476,000  4,262,890
    HOSA International, Ltd.                           94,000     34,920
#   Hua Han Bio-Pharmaceutical Holdings, Ltd.       7,415,231  1,715,923
*   Hua Lien International Holding Co., Ltd.          998,000     59,651
#   Huabao International Holdings, Ltd.             8,548,014  3,751,003
#   Huaneng Renewables Corp., Ltd. Class H          8,068,000  3,120,309
*   Huili Resources Group, Ltd.                       598,000    141,802
#*  Hunan Nonferrous Metal Corp., Ltd. Class H      9,038,000  2,506,196
*   Huscoke Resources Holdings, Ltd.                1,956,000     23,433
    Hutchison Harbour Ring, Ltd.                    7,098,000    558,303
    Inspur International, Ltd.                     10,280,000    424,238
*   Interchina Holdings Co.                        17,180,000  1,218,455
    Intime Retail Group Co., Ltd.                   4,317,500  5,111,397
#*  Jinchuan Group International Resources Co.,
      Ltd.                                          2,905,000    434,197
    Jingwei Textile Machinery Class H               1,272,000    840,740

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
#   Ju Teng International Holdings, Ltd.            3,622,000 $2,634,990
*   Kai Yuan Holdings, Ltd.                        11,240,000    275,652
*   Kaisa Group Holdings, Ltd.                      7,073,000  2,155,919
*   Kasen International Holdings, Ltd.                222,000     41,052
    Kingboard Chemical Holdings, Ltd.               3,127,921  8,140,723
    Kingboard Laminates Holdings, Ltd.              4,300,000  1,773,657
#*  Kingdee International Software Group Co., Ltd.  5,253,200  1,693,415
#   Kingsoft Corp., Ltd.                            3,169,000  7,862,517
    KWG Property Holding, Ltd.                      5,039,450  3,282,079
#   Labixiaoxin Snacks Group, Ltd.                  1,639,000    849,301
    Lai Fung Holdings, Ltd.                        26,020,440    653,780
    Le Saunda Holdings, Ltd.                        1,132,000    516,774
    Lee & Man Chemical Co., Ltd.                      934,785    421,731
    Lee & Man Paper Manufacturing, Ltd.             7,511,000  5,377,247
#*  Li Ning Co., Ltd.                               3,947,500  3,594,215
#   Lianhua Supermarket Holdings Co., Ltd. Class H  1,517,600    973,894
#   Lijun International Pharmaceutical Holding
      Co., Ltd.                                     6,948,000  1,875,570
#   Lingbao Gold Co., Ltd. Class H                  1,424,000    311,785
*   LK Technology Holdings, Ltd.                      837,500    165,387
*   Lonking Holdings, Ltd.                         10,823,000  2,192,334
*   Loudong General Nice Resources China
      Holdings, Ltd.                                7,842,140    515,180
*   Luoyang Glass Co., Ltd. Class H                   284,000     51,273
#*  Maanshan Iron & Steel Class H                   7,700,000  1,965,937
#   Magic Holdings International, Ltd.              2,003,600  1,584,255
    Maoye International Holdings, Ltd.              5,611,000  1,077,336
#   Microport Scientific Corp.                      1,885,000  1,279,066
#   MIE Holdings Corp.                              3,484,000    746,456
    MIN XIN Holdings, Ltd.                            418,000    221,174
#*  Mingfa Group International Co., Ltd.            4,888,000  1,323,690
*   Mingyuan Medicare Development Co., Ltd.           510,000     12,178
    Minmetals Land, Ltd.                            5,756,000    823,997
    Minth Group, Ltd.                               2,653,000  5,549,660
#*  MMG, Ltd.                                       7,134,000  1,589,974
*   Nan Hai Corp., Ltd.                            21,750,000    182,385
    Nanjing Panda Electronics Co., Ltd. Class H       886,000    412,301
    Nature Flooring Holding Co., Ltd.                 453,000     82,411
#   NetDragon Websoft, Inc.                           320,044    736,568
    New World China Land, Ltd.                        430,000    236,651
#   New World Department Store China, Ltd.          2,189,462  1,265,405
#   Nine Dragons Paper Holdings, Ltd.               7,473,000  6,156,274
*   North Mining Shares Co., Ltd.                  19,560,000    870,709
    NVC Lighting Holdings, Ltd.                     5,561,000  1,355,309
    O-Net Communications Group, Ltd.                1,308,000    247,868
    Overseas Chinese Town Asia Holdings, Ltd.         764,183    344,984
    Pacific Online, Ltd.                            1,117,365    519,152
#   Parkson Retail Group, Ltd.                      4,105,000  1,403,938
*   PAX Global Technology, Ltd.                     1,141,000    484,107
#   Peak Sport Products Co., Ltd.                   2,750,000    631,358
*   PetroAsian Energy Holdings, Ltd.                3,192,000     66,804
#   Phoenix Satellite Television Holdings, Ltd.     5,384,000  1,896,151
#   Poly Property Group Co., Ltd.                   8,597,000  5,292,911
    Ports Design, Ltd.                              1,600,000  1,191,516

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
*   Pou Sheng International Holdings, Ltd.          4,946,806 $  261,353
    Powerlong Real Estate Holdings, Ltd.            5,740,000  1,193,063
#   Prince Frog International Holdings, Ltd.          883,000    530,734
*   Prosperity International Holdings HK, Ltd.      5,020,000    191,064
    Qingling Motors Co., Ltd. Class H               1,694,000    520,077
    Qunxing Paper Holdings Co., Ltd.                  669,913    174,369
*   Real Gold Mining, Ltd.                            300,500     54,263
    Real Nutriceutical Group, Ltd.                  3,141,000    814,251
    Regent Manner International Holdings, Ltd.      2,844,000    491,308
#*  Renhe Commercial Holdings Co., Ltd.            52,418,000  2,949,031
#   REXLot Holdings, Ltd.                          35,000,000  3,070,727
*   Richly Field China Development, Ltd.            6,980,000         --
    Road King Infrastructure, Ltd.                  1,142,000  1,150,763
    Royale Furniture Holdings, Ltd.                 1,252,250     65,455
    Samson Holding, Ltd.                            3,281,000    456,593
    Sany Heavy Equipment International Holdings
      Co., Ltd.                                     4,149,000  1,203,297
    Sateri Holdings, Ltd.                             119,500     23,162
#*  Semiconductor Manufacturing International
      Corp.                                        94,444,000  6,986,736
    Shandong Chenming Paper Holdings, Ltd. Class H  1,308,000    534,829
    Shandong Molong Petroleum Machinery Co., Ltd.
      Class H                                       1,052,962    355,664
    Shanghai Industrial Holdings, Ltd.                778,000  2,557,481
#*  Shanghai Industrial Urban Development Group,
      Ltd.                                          6,934,000  1,718,132
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H                             4,348,000  1,049,542
    Shanghai Prime Machinery Co., Ltd. Class H      4,298,000    504,484
*   Shanghai Zendai Property, Ltd.                  8,390,000    164,957
    Shengli Oil & Gas Pipe Holdings, Ltd.           4,506,000    244,334
#   Shenguan Holdings Group, Ltd.                   4,814,000  2,150,069
#   Shenzhen Expressway Co., Ltd. Class H           3,242,400  1,371,848
    Shenzhen International Holdings, Ltd.          44,424,276  5,442,561
    Shenzhen Investment, Ltd.                      12,530,912  5,014,207
    Shenzhou International Group Holdings, Ltd.     1,630,000  5,588,663
*   Shougang Concord Century Holdings, Ltd.           265,153     10,578
#*  Shougang Concord International Enterprises
      Co., Ltd.                                    22,396,000  1,111,137
#   Shougang Fushan Resources Group, Ltd.          21,052,000  7,061,956
    Shui On Land, Ltd.                             17,840,143  6,199,149
    Sichuan Expressway Co., Ltd. Class H            3,964,000  1,181,183
    Sihuan Pharmaceutical Holdings Group, Ltd.      8,615,000  6,419,025
*   Sijia Group Co.                                 1,076,350    190,197
    Silver Grant International                      4,750,000    649,092
*   SIM Technology Group, Ltd.                        510,000     21,388
    Sino Biopharmaceutical                         13,536,000  9,497,013
*   Sino Dragon New Energy Holdings, Ltd.           1,264,000     48,050
*   Sino Oil And Gas Holdings, Ltd.                42,847,766  1,173,442
#   Sino-Ocean Land Holdings, Ltd.                 12,793,851  8,112,580
    Sinofert Holdings, Ltd.                        11,291,327  1,833,354
*   Sinolink Worldwide Holdings, Ltd.              10,218,800  1,001,577
    SinoMedia Holding, Ltd.                           832,000    769,593
#   Sinopec Kantons Holdings, Ltd.                  3,946,000  3,599,817
#*  Sinopec Yizheng Chemical Fibre Co., Ltd.
      Class H                                       4,164,000  1,153,625
#*  Sinopoly Battery, Ltd.                         23,980,000  1,144,319
    Sinotrans Shipping, Ltd.                        5,003,586  1,645,603
    Sinotrans, Ltd. Class H                         6,542,000  1,611,685

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
CHINA -- (Continued)
    Sinotruk Hong Kong, Ltd.                        2,735,000 $1,432,191
    SITC International Holdings Co., Ltd.           1,181,000    500,868
    Skyworth Digital Holdings, Ltd.                 9,088,892  4,409,084
*   SMI Corp., Ltd.                                 7,948,066    204,294
*   Solargiga Energy Holdings, Ltd.                 5,579,000    266,274
    Sparkle Roll Group, Ltd.                        6,616,000    444,130
    Springland International Holdings, Ltd.         1,099,000    601,341
    SPT Energy Group, Inc.                            386,000    212,461
*   SRE Group, Ltd.                                15,994,346    576,766
#   Sunac China Holdings, Ltd.                      5,986,000  4,153,992
#   Sunny Optical Technology Group Co., Ltd.        2,178,000  2,120,735
    TCC International Holdings, Ltd.                4,185,098  1,549,040
*   TCL Communication Technology Holdings, Ltd.     2,285,198  2,080,303
    TCL Multimedia Technology Holdings, Ltd.        2,874,510  1,183,338
*   Tech Pro Technology Development, Ltd.           3,416,000  1,647,566
    Tenfu Cayman Holdings Co Ltd                        2,000        994
#   Texhong Textile Group, Ltd.                     1,108,000  1,938,713
    Tian An China Investment                        1,383,000  1,141,493
    Tian Shan Development Holding, Ltd.             1,196,000    399,495
    Tiangong International Co., Ltd.                5,884,000  1,509,882
    Tianjin Capital Environmental Protection
      Group Co., Ltd. Class H                       1,572,000    636,722
#*  Tianjin Development Hldgs, Ltd.                 2,116,000  1,405,478
    Tianjin Port Development Holdings, Ltd.         8,746,800  1,522,723
#   Tianneng Power International, Ltd.              3,112,048  1,175,539
#   Tomson Group, Ltd.                              1,060,443    328,492
#   Tong Ren Tang Technologies Co., Ltd. Class H    1,085,000  3,289,565
*   Tonic Industries Holdings, Ltd.                 1,208,000    359,058
*   Tonly Electronics Holdings, Ltd.                  287,451    169,438
#   Towngas China Co., Ltd.                         3,915,000  3,864,534
    TPV Technology, Ltd.                            3,319,964    702,489
    Travelsky Technology, Ltd. Class H              3,840,090  3,284,429
    Trigiant Group, Ltd.                              502,000    190,361
*   Trony Solar Holdings Co., Ltd.                  1,757,000    142,772
#   Truly International Holdings                    5,411,573  3,453,901
#   Uni-President China Holdings, Ltd.                998,000    994,578
#*  United Energy Group, Ltd.                      13,030,450  2,036,338
    Vinda International Holdings, Ltd.              2,394,000  3,402,112
*   VODone, Ltd.                                   13,697,600  1,183,546
    Wanguo International Mining Group, Ltd.            10,000      5,003
#   Wasion Group Holdings, Ltd.                     2,256,000  1,413,389
    Weiqiao Textile Co. Class H                     2,212,000  1,348,850
    Welling Holding, Ltd.                           3,774,000    793,397
#   West China Cement, Ltd.                        12,022,000  1,797,757
*   Winsway Coking Coal Holdings, Ltd.              6,108,000    464,282
*   Winteam Pharmaceutical Group, Ltd.              2,036,000    916,617
    Wumart Stores, Inc. Class H                     1,520,000  2,531,278
    Xiamen International Port Co., Ltd. Class H     5,166,000    699,893
    Xiangyu Dredging Holdings, Ltd.                 1,233,000    314,706
    Xingda International Holdings, Ltd.             4,284,000  2,603,230
    Xinhua Winshare Publishing and Media Co.,
      Ltd. Class H                                    307,103    180,355
#   Xinjiang Goldwind Science & Technology Co.,
      Ltd. Class H                                  1,852,800  1,891,596
#*  Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H                                       3,167,598    497,464

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
CHINA -- (Continued)
    Xiwang Property Holdings Co., Ltd.              3,103,178 $    443,883
    XTEP International Holdings                     2,918,000    1,438,111
#*  Yanchang Petroleum International, Ltd.         18,300,000      802,818
    Yantai North Andre Juice Co. Class H              306,000       76,327
    Yingde Gases Group Co., Ltd.                    3,681,500    3,769,916
    Yip's Chemical Holdings, Ltd.                   1,332,000    1,119,329
    Youyuan International Holdings, Ltd.            1,081,700      314,604
    Yuanda China Holdings, Ltd.                     5,726,000      486,922
    Yuexiu Property Co., Ltd.                      21,725,432    6,056,018
#   Yuexiu Transport Infrastructure, Ltd.           2,788,018    1,463,105
    Yuzhou Properties Co.                           4,016,120      984,486
    Zall Development Group, Ltd.                      602,000      244,603
#   Zhaojin Mining Industry Co., Ltd.               3,187,000    2,561,652
    Zhejiang Expressway Co., Ltd. Class H           5,900,000    5,386,491
    Zhengzhou Coal Mining Machinery Group Co.,
      Ltd. Class H                                    383,800      231,616
*   Zhong An Real Estate, Ltd.                      2,231,400      442,775
#   Zhongsheng Group Holdings, Ltd.                 2,473,000    3,939,427
*   Zhuguang Holdings Group Co., Ltd.                 306,758       91,334
#   Zhuzhou CSR Times Electric Co., Ltd. Class H    1,824,000    6,476,469
                                                              ------------
TOTAL CHINA                                                    608,184,916
                                                              ------------
COLOMBIA -- (0.0%)
    Constructora Conconcreto SA                       223,636      165,451
    Empresa de Telecomunicaciones de Bogota           679,989      139,422
*   Fabricato SA                                   13,706,296      103,937
    Grupo Odinsa SA                                    38,440      175,508
    Mineros SA                                        101,104      181,921
                                                              ------------
TOTAL COLOMBIA                                                     766,239
                                                              ------------
HONG KONG -- (0.0%)
*   China Water Industry Group, Ltd.                1,192,000      222,818
*   Coslight Technology International Group, Ltd.     382,000      220,320
*   EC-Founder Holdings Co., Ltd.                      28,000        3,457
*   FU JI Food and Catering Services Holdings,
      Ltd.                                            185,780       38,843
*   Newton Resources, Ltd.                            442,000       32,500
    Tibet 5100 Water Resources Holdings, Ltd.         144,000       55,899
    World Wide Touch Technology Holdings, Ltd.      2,920,000      211,055
                                                              ------------
TOTAL HONG KONG                                                    784,892
                                                              ------------
HUNGARY -- (0.0%)
*   Danubius Hotel and SpA P.L.C.                      44,003      961,309
#*  FHB Mortgage Bank P.L.C.                           27,009       44,067
*   PannErgy                                          139,592      189,653
                                                              ------------
TOTAL HUNGARY                                                    1,195,029
                                                              ------------
INDIA -- (6.5%)
*   3M India, Ltd.                                      5,535      297,791
*   ABG Shipyard, Ltd.                                125,715      596,934
*   Advanta Ltd.                                      148,946      275,375
    Agro Tech Foods, Ltd.                              54,133      457,107
    AIA Engineering, Ltd.                              44,197      279,405

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    Ajanta Pharma, Ltd.                               88,658 $1,276,618
    Akzo Nobel India, Ltd.                            67,372    913,603
    Alembic Pharmaceuticals, Ltd.                    454,040  1,466,411
    Alembic, Ltd.                                      9,514      2,322
    Allahabad Bank                                   720,193  1,073,269
*   Alok Industries, Ltd.                          5,145,694    665,376
    Alstom India, Ltd.                               123,147    698,133
    Amara Raja Batteries, Ltd.                       418,944  2,137,983
    Amtek Auto, Ltd.                                 561,721    592,146
    Amtek India, Ltd.                                287,646    302,231
    Anant Raj, Ltd.                                1,147,745  1,033,626
    Andhra Bank                                      622,304    593,810
*   Andhra Pradesh Paper Mills                        57,705    264,164
    Apollo Hospitals Enterprise, Ltd.                 97,353  1,431,777
    Apollo Tyres, Ltd.                             1,343,286  1,491,387
    Arvind, Ltd.                                   1,340,968  2,320,144
*   Asahi India Glass, Ltd.                          257,301    182,264
    Ashok Leyland, Ltd.                            7,572,526  2,129,202
    Asian Hotels East, Ltd.                            4,536     10,097
    Atul, Ltd.                                        47,893    294,145
    Aurobindo Pharma, Ltd.                         1,129,123  3,978,146
    Automotive Axles, Ltd.                            17,459     74,886
    Bajaj Corp., Ltd.                                186,590    743,455
    Bajaj Electricals, Ltd.                          210,674    566,183
    Bajaj Finance, Ltd.                               62,702  1,390,450
    Bajaj Finserv, Ltd.                              126,975  1,323,867
    Bajaj Hindusthan, Ltd.                           582,277    128,549
    Bajaj Holdings and Investment, Ltd.               92,719  1,247,042
    Balkrishna Industries, Ltd.                      146,756    657,693
    Ballarpur Industries, Ltd.                     1,135,420    237,034
    Balmer Lawrie & Co., Ltd.                         56,620    284,992
    Balrampur Chini Mills, Ltd.                      939,117    626,512
    Bank Of Maharashtra                              849,337    544,100
    Bannari Amman Sugars, Ltd.                        15,663    191,399
    BASF India, Ltd.                                  48,794    474,737
    Bata India, Ltd.                                 145,561  2,161,823
    BEML, Ltd.                                        23,278     71,200
    Berger Paints India, Ltd.                        749,837  2,797,193
    Bharat Forge, Ltd.                               664,519  3,222,917
    Bhushan Steel, Ltd.                              393,995  3,079,590
    Biocon, Ltd.                                     489,923  2,753,495
    Birla Corp., Ltd.                                107,350    375,427
    Blue Dart Express, Ltd.                           21,966  1,005,725
    Blue Star, Ltd.                                  153,266    377,293
    Bombay Burmah Trading Co.                         43,374     80,005
    Bombay Dyeing & Manufacturing Co., Ltd.          785,565    873,424
*   Bombay Rayon Fashions, Ltd.                       17,322     53,826
    Brigade Enterprises, Ltd.                         43,783     39,760
    Britannia Industries, Ltd.                       230,022  3,509,936
    Capital First, Ltd.                               68,029    169,688
    Carborundum Universal, Ltd.                      329,688    607,887
    Central Bank Of India                          1,150,860  1,019,457

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    Century Plyboards India, Ltd.                    137,796 $   62,414
    Century Textiles & Industries, Ltd.              298,556  1,327,464
    CESC, Ltd.                                       541,425  3,283,872
    Chambal Fertilizers & Chemicals, Ltd.            925,327    523,274
*   Chennai Petroleum Corp., Ltd.                    204,192    174,766
    Cholamandalam Investment and Finance Co., Ltd.    71,956    267,487
    City Union Bank, Ltd.                          1,261,325    987,978
    Clariant Chemicals India, Ltd.                    37,911    362,579
    Claris Lifesciences, Ltd.                         95,636    274,926
    CMC, Ltd.                                         60,897  1,336,782
*   Core Education & Technologies, Ltd.               72,685     22,449
    Coromandel International, Ltd.                   493,394  1,779,778
    Corp. Bank                                       206,338    961,118
    Cox & Kings, Ltd.                                204,677    305,700
    Crompton Greaves, Ltd.                         2,205,917  3,788,887
    Dalmia Bharat, Ltd.                               57,965    113,384
    DB Corp., Ltd.                                    39,040    168,053
*   DB Realty, Ltd.                                  790,475    785,017
    DCM Shriram Consolidated                         213,725    192,507
    Deepak Fertilisers & Petrochemicals Corp.,
      Ltd.                                           147,728    252,060
    Delta Corp., Ltd.                                535,652    763,547
*   DEN Networks, Ltd.                               343,697    827,356
    Dena Bank                                        565,693    493,673
*   Development Credit Bank, Ltd.                  1,459,229  1,216,219
    Dewan Housing Finance Corp., Ltd.                 27,941     69,620
*   Dish TV India, Ltd.                            3,087,132  2,694,249
    Dredging Corp. Of India, Ltd.                     21,673     89,293
    eClerx Services, Ltd.                             33,430    540,399
    Edelweiss Financial Services, Ltd.               350,535    173,769
*   Educomp Solutions, Ltd.                          153,577     59,595
    Eicher Motors, Ltd.                               48,396  3,116,201
    EID Parry India, Ltd.                            333,058    774,724
    EIH, Ltd.                                        476,626    426,228
    Elder Pharmaceuticals, Ltd.                       41,972    215,476
    Electrosteel Castings, Ltd.                      126,195     27,885
    Elgi Equipments, Ltd.                            224,474    293,174
    Emami, Ltd.                                      123,047    993,014
    Engineers India, Ltd.                            270,237    777,753
    Entertainment Network India, Ltd.                 48,584    253,226
*   Era Infra Engineering, Ltd.                      461,515    284,667
    Eros International Media, Ltd.                   193,747    497,228
    Escorts, Ltd.                                    404,569    636,580
    Ess Dee Aluminium, Ltd.                           99,250    819,806
*   Essar Oil, Ltd.                                1,888,952  1,600,749
    Essar Ports, Ltd.                                417,957    414,939
*   Essar Shipping, Ltd.                             112,311     32,556
    Essel Propack, Ltd.                              100,852     70,376
    FAG Bearings India, Ltd.                          28,675    628,067
    FDC, Ltd.                                        316,669    455,964
    Federal Bank, Ltd.                             3,805,760  5,105,046
*   Federal-Mogul Goetze India, Ltd.                  61,495    196,932
    Finolex Cables, Ltd.                             211,462    208,171

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    Finolex Industries, Ltd.                         288,984 $  605,610
*   Firstsource Solutions, Ltd.                      158,613     53,448
*   Fortis Healthcare, Ltd.                          691,308  1,103,026
*   Fresenius Kabi Oncology, Ltd.                    203,585    428,778
*   Future Consumer Enterprise, Ltd.                 651,339     62,184
*   Future Lifestyle Fashions, Ltd.                   21,868     25,264
    Future Retail, Ltd.                                2,575      3,184
    Gammon India, Ltd.                               105,203     22,718
    Gateway Distriparks, Ltd.                        272,978    505,407
    Gillette India, Ltd.                              12,677    430,317
*   Gitanjali Gems, Ltd.                             195,505    207,186
    GMR Infrastructure, Ltd.                       9,412,702  3,319,055
    Godfrey Phillips India, Ltd.                       3,364    143,450
    Godrej Industries, Ltd.                          212,412  1,017,127
    Godrej Properties, Ltd.                          141,925    844,598
*   Gokul Refoils & Solvent, Ltd.                     27,697      8,095
    Graphite India, Ltd.                             281,800    346,139
    Gravita India, Ltd.                               24,791     10,540
    Great Eastern Shipping Co., Ltd. (The)           407,286  1,844,687
    Greaves Cotton, Ltd.                             497,355    485,077
    Grindwell Norton, Ltd.                            18,171     74,615
    Gruh Finance, Ltd.                               111,195    418,761
*   GTL Infrastructure, Ltd.                       1,914,832     49,884
    Gujarat Alkalies & Chemicals, Ltd.               178,029    466,438
    Gujarat Fluorochemicals, Ltd.                    156,927    634,414
    Gujarat Gas Co., Ltd.                             49,046    230,504
    Gujarat Industries Power Co., Ltd.                 6,329      6,261
    Gujarat Mineral Development Corp., Ltd.          511,414    855,675
    Gujarat Narmada Valley Fertilizers &
      Chemicals, Ltd.                                198,781    199,172
*   Gujarat NRE Coke, Ltd.                         1,687,048    357,233
*   Gujarat Pipavav Port, Ltd.                           935        760
    Gujarat State Fertilisers & Chemicals, Ltd.      684,362    664,727
    Gujarat State Petronet, Ltd.                   1,082,636    985,639
    Gulf Oil Corp., Ltd.                             118,401    152,257
*   GVK Power & Infrastructure, Ltd.               4,576,430    539,661
*   Hathway Cable & Datacom, Ltd.                    295,361  1,367,673
    Havells India, Ltd.                              371,251  4,475,025
*   HCL Infosystems, Ltd.                            690,722    264,052
    HEG, Ltd.                                         60,181    168,511
*   HeidelbergCement India, Ltd.                     348,433    212,484
*   Hexa Tradex, Ltd.                                 73,518     16,768
    Hexaware Technologies, Ltd.                    1,467,575  3,161,854
*   Himachal Futuristic Communications, Ltd.       2,540,882    353,243
    Hinduja Global Solutions, Ltd.                    30,903    187,172
    Hinduja Ventures, Ltd.                            36,075    156,366
*   Hindustan Construction Co., Ltd.               1,572,759    362,424
*   Hindustan Oil Exploration Co., Ltd.              138,575     81,115
    Hindustan Petroleum Corp., Ltd.                  513,310  1,680,247
    Honeywell Automation India, Ltd.                  13,295    535,161
*   Hotel Leela Venture, Ltd.                        540,246    137,651
*   Housing Development & Infrastructure, Ltd.     1,473,669  1,024,960
    HSIL, Ltd.                                        84,508    112,062

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    HT Media, Ltd.                                    99,860 $  134,350
    ICRA, Ltd.                                        12,942    275,384
    IDBI Bank, Ltd.                                  893,575    982,947
    IL&FS Transportation Networks, Ltd.               80,383    141,235
    India Cements, Ltd.                            1,151,087    936,095
    India Infoline, Ltd.                           1,083,761  1,004,418
    Indiabulls Housing Finance, Ltd.                 357,294  1,228,108
    Indian Bank                                      257,317    352,981
    Indian Hotels Co., Ltd.                        2,327,743  1,856,006
    Indian Overseas Bank                           1,192,092    988,248
    Indo Rama Synthetics India                        40,886     12,577
    Indoco Remedies, Ltd.                             92,250    121,988
    Indraprastha Gas, Ltd.                           468,548  2,097,484
    Info Edge India, Ltd.                            124,415    790,521
    Infotech Enterprises, Ltd.                       187,578    767,476
    ING Vysya Bank, Ltd.                              21,126    202,807
    Ingersoll-Rand India, Ltd.                        38,417    207,552
    Ipca Laboratories, Ltd.                          370,908  4,103,323
    IRB Infrastructure Developers, Ltd.              985,772  1,288,189
*   IVRCL, Ltd.                                      370,522     78,845
    Jagran Prakashan, Ltd.                           390,304    542,578
    Jai Corp., Ltd.                                  209,493    170,862
    Jain Irrigation Systems, Ltd.                  1,786,745  1,944,486
    Jaiprakash Associates, Ltd.                    4,691,232  3,636,442
*   Jaiprakash Power Ventures, Ltd.                4,754,186  1,423,613
    Jammu & Kashmir Bank, Ltd.                       148,932  3,181,065
    Jaypee Infratech, Ltd.                         1,534,242    447,045
    JB Chemicals & Pharmaceuticals, Ltd.              31,979     52,792
    JBF Industries, Ltd.                             138,719    183,110
*   Jet Airways India, Ltd.                          159,407    883,248
    Jindal Drilling & Industries, Ltd.                13,908     39,073
    Jindal Poly Films, Ltd.                           90,006    204,479
*   Jindal Poly Investments and Finance Co., Ltd.     22,502      1,904
    Jindal Saw, Ltd.                                 798,003    618,778
*   Jindal Stainless, Ltd.                           282,767    176,412
    JK Cement, Ltd.                                  111,995    353,147
    JK Lakshmi Cement, Ltd.                          204,789    224,194
    JM Financial, Ltd.                             2,073,645    939,550
    JSW Energy, Ltd.                                 960,161    724,346
    JSW Steel, Ltd.                                   28,661    401,585
*   Jubilant Foodworks, Ltd.                         278,198  5,505,626
    Jubilant Life Sciences, Ltd.                     293,887    477,292
    Jyothy Laboratories, Ltd.                        383,555  1,161,674
    Kajaria Ceramics, Ltd.                           172,532    677,683
    Kakinada Fertilizers, Ltd.                       632,948    115,456
    Kalpataru Power Transmission, Ltd.               140,279    177,208
    Kansai Nerolac Paints, Ltd.                       10,598    198,379
    Karnataka Bank, Ltd.                           1,085,634  1,792,773
    Karur Vysya Bank, Ltd.                           204,356  1,139,339
    Kaveri Seed Co., Ltd.                             31,121    805,415
    KEC International, Ltd.                          399,666    235,744
    Kesoram Industries, Ltd.                         135,165    133,741

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    Kewal Kiran Clothing, Ltd.                         1,598 $   24,754
    Kirloskar Brothers, Ltd.                             817      2,063
    Kirloskar Oil Engines, Ltd.                      218,179    530,781
    KPIT Cummins Infosystems, Ltd.                   732,821  1,739,757
    KSB Pumps, Ltd.                                   27,708    108,422
*   KSK Energy Ventures, Ltd.                         53,677     52,123
    Lakshmi Machine Works, Ltd.                       19,503    746,318
    Lakshmi Vilas Bank, Ltd.                         238,720    284,416
*   Lanco Infratech, Ltd.                          3,460,422    345,682
*   Mahanagar Telephone Nigam                        462,353    108,019
    Maharashtra Seamless, Ltd.                       108,527    280,637
    Mahindra & Mahindra Financial Services, Ltd.     454,445  2,097,918
    Mahindra Holidays & Resorts India, Ltd.           45,208    159,187
    Mahindra Lifespace Developers, Ltd.               61,546    428,733
    Man Infraconstruction, Ltd.                       25,035     48,610
    Mandhana Industries, Ltd.                         54,218    203,153
*   Mangalore Refinery & Petrochemicals, Ltd.        104,167     67,832
    Marico, Ltd.                                     323,452  1,109,663
    MAX India, Ltd.                                  749,232  2,301,387
    McLeod Russel India, Ltd.                        298,850  1,332,622
*   Mercator, Ltd.                                   612,469    125,262
    Merck, Ltd.                                       20,801    189,632
    MindTree, Ltd.                                    84,680  1,908,264
    MOIL, Ltd.                                       158,280    601,590
    Monnet Ispat & Energy, Ltd.                       75,091    159,420
    Monsanto India, Ltd.                              25,633    291,960
    Motherson Sumi Systems, Ltd.                     942,233  4,115,996
    Motilal Oswal Financial Services, Ltd.             4,879      5,585
    Mphasis, Ltd.                                    214,064  1,473,240
    MRF, Ltd.                                          9,265  2,359,746
*   Nagarjuna Oil Refinery, Ltd.                     575,408     39,850
    Nahar Capital and Financial Services, Ltd.         6,766      5,111
    Nahar Polyfilms, Ltd.                             24,000      4,677
    Natco Pharma, Ltd.                                89,514    982,272
    National Aluminium Co., Ltd.                      36,830     21,968
    Nava Bharat Ventures, Ltd.                        13,117     33,285
    Navneet Education, Ltd.                          383,995    338,824
    NCC, Ltd.                                      1,258,711    532,097
    NESCO, Ltd.                                       38,589    441,874
    NIIT Technologies, Ltd.                          232,343  1,055,331
    NIIT, Ltd.                                       167,888     54,224
    Nitin Fire Protection Industries, Ltd.           618,739    612,517
    Noida Toll Bridge Co., Ltd.                      158,808     53,293
    Oberoi Realty, Ltd.                               72,388    222,282
    OCL India, Ltd.                                   51,578    117,703
    OMAXE, Ltd.                                      384,234    878,387
    Orchid Chemicals & Pharmaceuticals, Ltd.          96,250     76,464
    Orient Cement Ltd.                               351,095    214,701
    Orient Paper & Industries, Ltd.                  139,559     17,584
    Oriental Bank of Commerce                        543,785  1,594,479
    Orissa Minerals Development Co., Ltd.              6,645    229,939
*   Oswal Chemicals & Fertilizers                     29,723     10,632

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
INDIA -- (Continued)
    Page Industries, Ltd.                             18,538 $1,350,777
*   Panacea Biotec, Ltd.                              45,996     79,447
*   Parsvnath Developers, Ltd.                       602,762    256,812
    Peninsula Land, Ltd.                             357,947    178,697
    Persistent Systems, Ltd.                          62,419    824,480
*   Peter England Fashions and Retail, Ltd.              515        849
    Petronet LNG, Ltd.                                53,993    108,481
    Pfizer, Ltd.                                      17,895    313,461
    Phoenix Mills, Ltd.                              158,394    602,549
    PI Industries, Ltd.                               27,020     90,688
    Pidilite Industries, Ltd.                        658,148  3,082,255
*   Pipavav Defence & Offshore Engineering Co.,
      Ltd.                                         1,532,809  1,283,985
    Piramal Enterprises, Ltd.                        237,828  2,177,078
*   Plethico Pharmaceuticals, Ltd.                    68,473     38,494
    Polaris Financial Technology, Ltd.               331,305    772,170
    Praj Industries, Ltd.                             78,749     49,134
    Prestige Estates Projects, Ltd.                  503,561  1,173,025
*   Prime Focus, Ltd.                                113,893     59,261
*   Prism Cement, Ltd.                               594,068    258,325
    Procter & Gamble Hygiene & Health Care, Ltd.       4,185    187,451
    PTC India Financial Services, Ltd.               583,539    106,229
    PTC India, Ltd.                                1,436,908  1,308,637
*   Punj Lloyd, Ltd.                               1,344,331    615,731
    Punjab & Sind Bank                               252,456    181,764
    Radico Khaitan, Ltd.                             450,833  1,067,575
    Rain Industries, Ltd.                            546,486    322,009
    Rajesh Exports, Ltd.                             106,849    166,194
    Rallis India, Ltd.                               510,278  1,318,796
    Ramco Cements, Ltd. (The)                        423,183  1,221,414
    Raymond, Ltd.                                    245,800  1,067,035
    Redington India, Ltd.                            799,018    803,894
    REI Agro, Ltd.                                 3,516,058    365,713
    Rolta India, Ltd.                                724,825    740,411
    Ruchi Soya Industries, Ltd.                      516,585    293,825
    S Mobility, Ltd.                                  70,822     42,757
    Sadbhav Engineering, Ltd.                        115,302    119,060
    Sanofi India, Ltd.                                24,044    960,325
*   Sanwaria Agro Oils, Ltd.                         161,301     44,435
*   Schneider Electric Infrastructure, Ltd.          252,369    264,224
*   Shipping Corp. of India, Ltd.                  1,026,945    579,556
    Shoppers Stop, Ltd.                              156,909    873,134
    Shree Cement, Ltd.                                 7,192    518,470
    Shree Renuka Sugars, Ltd.                      3,517,973  1,292,576
    Sintex Industries, Ltd.                          951,753    506,961
*   SITI Cable Network, Ltd.                         246,036     70,865
    SJVN, Ltd.                                       530,895    166,042
    SKF India, Ltd.                                   76,599    746,121
    Sobha Developers, Ltd.                           342,053  1,725,667
    Solar Industries India, Ltd.                      25,815    418,132
    South Indian Bank, Ltd.                        2,020,693    695,015
    SREI Infrastructure Finance, Ltd.                223,216     74,730
    SRF, Ltd.                                        111,948    298,093

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
INDIA -- (Continued)
*   Star Ferro and Cement, Ltd.                       137,796 $   51,571
    State Bank of Bikaner & Jaipur                     68,999    363,875
*   Sterling Biotech, Ltd.                            305,767     25,922
    Sterlite Technologies, Ltd.                       745,823    251,978
    Strides Arcolab, Ltd.                             338,221  4,800,945
    Styrolution ABS India, Ltd.                        23,441    146,721
*   Sun Pharma Advanced Research Co., Ltd.            611,693  1,298,261
    Sundaram Finance, Ltd.                             34,562    298,151
    Sundaram-Clayton, Ltd.                              3,890     18,282
    Sundram Fasteners, Ltd.                           283,916    166,704
    Supreme Industries, Ltd.                          179,336  1,141,915
    Supreme Petrochem, Ltd.                           103,075     96,772
*   Surana Industries, Ltd.                            14,879     18,182
*   Suzlon Energy, Ltd.                             7,128,765  1,112,542
    Swaraj Engines, Ltd.                                3,100     24,981
    Syndicate Bank                                  1,134,602  1,512,248
    Tata Chemicals, Ltd.                              421,074  1,837,563
    Tata Communications, Ltd.                         498,486  2,143,022
    Tata Elxsi, Ltd.                                   51,574    182,374
    Tata Global Beverages, Ltd.                     1,757,293  4,688,806
    Tata Investment Corp., Ltd.                        26,714    175,023
*   Tata Teleservices Maharashtra, Ltd.             2,634,052    301,154
    Tech Mahindra, Ltd.                               170,401  4,295,227
    Techno Electric & Engineering Co., Ltd.            55,792     73,549
    Texmaco Rail & Engineering, Ltd.                  112,853     55,249
    Thermax, Ltd.                                     210,007  2,154,122
    Time Technoplast, Ltd.                             99,668     55,115
    Timken India, Ltd.                                 42,048    106,897
    Titagarh Wagons, Ltd.                              10,598     16,516
    Torrent Pharmaceuticals, Ltd.                     351,812  2,550,603
    Torrent Power, Ltd.                               363,939    495,927
    Trent, Ltd.                                        44,342    664,013
    Triveni Turbine, Ltd.                             179,367    153,274
    TTK Prestige, Ltd.                                 31,862  1,709,445
    Tube Investments of India, Ltd.                   428,458  1,020,790
*   Tulip Telecom, Ltd.                                73,866      9,039
*   TV18 Broadcast, Ltd.                            2,794,097  1,054,421
    TVS Motor Co., Ltd.                             1,379,292  1,140,762
    UCO Bank                                        1,508,995  1,782,068
    Uflex, Ltd.                                        11,351     12,420
    Unichem Laboratories, Ltd.                        226,126    658,496
    Union Bank of India                               406,464    816,496
*   Unitech, Ltd.                                  12,550,150  3,566,786
    United Bank of India                              442,904    243,336
    UPL, Ltd.                                       1,843,739  4,916,877
    Usha Martin, Ltd.                                 643,299    263,488
*   Uttam Galva Steels, Ltd.                           95,387     90,711
    V-Guard Industries, Ltd.                           84,617    671,555
    Vakrangee Software, Ltd.                          374,075    409,723
*   Vardhman Special Steels, Ltd.                      15,258      3,499
    Vardhman Textiles, Ltd.                            79,246    458,191
    Vesuvius India, Ltd.                                1,802     11,213

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares      Value++
                                                   ----------- ------------
INDIA -- (Continued)
*   Videocon Industries, Ltd.                          577,596 $  1,630,706
    Vijaya Bank                                      1,144,972      769,322
    VIP Industries, Ltd.                                74,251       68,840
    Voltas, Ltd.                                       993,937    1,444,865
    VST Industries, Ltd.                                15,968      379,632
    WABCO India, Ltd.                                    8,387      229,493
    Welspun Corp., Ltd.                                706,339      488,498
    Wockhardt, Ltd.                                     46,231      335,309
    Wyeth, Ltd.                                         39,587      408,988
    Zensar Technologies, Ltd.                          104,999      460,071
    Zuari Agro Chemicals, Ltd.                          42,970       65,811
    Zuari Global, Ltd.                                  32,457       27,755
    Zydus Wellness, Ltd.                                65,928      606,199
                                                               ------------
TOTAL INDIA                                                     294,353,584
                                                               ------------
INDONESIA -- (3.2%)
    Ace Hardware Indonesia Tbk PT                   21,556,500    1,166,181
    Adhi Karya Persero Tbk PT                        8,423,000    1,455,691
*   Agis Tbk PT                                     12,930,500      516,029
    Agung Podomoro Land Tbk PT                      33,252,000      824,420
    AKR Corporindo Tbk PT                           13,595,200    5,842,868
    Alam Sutera Realty Tbk PT                       78,688,000    4,243,244
    Aneka Tambang Persero Tbk PT                    27,240,000    3,860,411
    Arwana Citramulia Tbk PT                        14,106,500    1,125,995
    Asahimas Flat Glass Tbk PT                         983,000      719,926
    Astra Graphia Tbk PT                             2,211,000      325,469
*   Bakrie and Brothers Tbk PT                     319,498,500    1,417,159
*   Bakrie Sumatera Plantations Tbk PT              69,505,000      308,387
*   Bakrie Telecom Tbk PT                           80,514,398      356,684
*   Bakrieland Development Tbk PT                  204,925,750      909,668
    Bank Bukopin Tbk PT                             24,854,666    1,431,769
*   Bank Pan Indonesia Tbk PT                       16,708,000    1,064,492
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT                                        15,554,000    1,258,212
*   Bank Permata Tbk PT                                293,000       37,010
    Bank Tabungan Negara Persero Tbk PT             23,216,749    1,998,316
*   Barito Pacific Tbk PT                           11,044,500      470,417
*   Benakat Petroleum Energy Tbk PT                 82,467,500      870,035
*   Berau Coal Energy Tbk PT                        31,804,500      510,777
*   Berlian Laju Tanker Tbk PT                      35,106,366           --
    Bisi International PT                            8,733,000      471,870
*   Borneo Lumbung Energi & Metal Tbk PT            24,410,000      475,665
*   Budi Starch & Sweetener Tbk PT                   5,947,000       50,097
*   Bumi Resources Minerals Tbk PT                   3,718,000       77,403
    Bumi Serpong Damai PT                              555,200       77,017
    BW Plantation Tbk PT                            11,348,000      935,481
*   Central Proteinaprima Tbk PT                    21,920,000       97,237
*   Chandra Asri Petrochemical Tbk PT                   13,500        3,960
    Charoen Pokphand Indonesia Tbk PT                6,711,500    2,319,587
    Ciputra Development Tbk PT                      59,766,080    5,453,158
    Ciputra Property Tbk PT                         18,522,000    1,292,938
    Ciputra Surya Tbk PT                             6,071,500    1,221,506
*   Citra Marga Nusaphala Persada Tbk PT            12,250,000    3,448,748

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ----------- ----------
INDONESIA -- (Continued)
    Clipan Finance Indonesia Tbk PT                  1,482,000 $   55,367
*   Darma Henwa Tbk PT                              72,303,600    320,708
*   Davomas Abadi Tbk PT                            37,629,500         --
*   Delta Dunia Makmur Tbk PT                       31,079,000    239,384
    Elnusa Tbk PT                                    6,082,500    167,173
*   Energi Mega Persada Tbk PT                     229,631,000  1,628,566
*   Ever Shine Textile Tbk PT                        3,654,640     55,115
*   Exploitasi Energi Indonesia Tbk PT              50,011,000  1,153,340
*   Fajar Surya Wisesa Tbk PT                          672,500    119,237
    Gajah Tunggal Tbk PT                            11,176,500  2,278,091
*   Garda Tujuh Buana Tbk PT                           214,000     18,805
*   Garuda Indonesia Persero Tbk PT                 27,753,000  1,205,796
*   Golden Eagle Energy Tbk PT                          98,500     50,616
*   Gozco Plantations Tbk PT                        12,307,700    126,613
*   Hanson International Tbk PT                     30,099,500  1,414,432
    Harum Energy Tbk PT                              4,305,500  1,200,671
    Hexindo Adiperkasa Tbk PT                        1,326,000    370,441
    Holcim Indonesia Tbk PT                          5,818,000  1,328,689
*   Indah Kiat Pulp & Paper Corp. Tbk PT            16,731,500  2,283,181
    Indika Energy Tbk PT                            10,721,500    741,138
*   Indo-Rama Synthetics Tbk PT                        485,000     47,467
*   Inovisi Infracom Tbk PT                          1,536,167    104,862
    Intiland Development Tbk PT                     27,837,532    912,316
    Japfa Comfeed Indonesia Tbk PT                  24,470,000  3,036,716
    Jaya Real Property Tbk PT                        9,837,500    767,881
    Kawasan Industri Jababeka Tbk PT               112,345,945  2,436,548
*   Krakatau Steel Persero Tbk PT                   11,548,000    573,437
*   Lippo Cikarang Tbk PT                            2,907,500  1,736,155
    Malindo Feedmill Tbk PT                          7,671,000  2,293,712
    Matahari Putra Prima Tbk PT                     12,660,128  2,693,051
    Mayora Indah Tbk PT                              3,284,750  8,523,530
    Medco Energi Internasional Tbk PT                9,957,000  2,163,637
    Media Nusantara Citra Tbk PT                       853,485    189,018
    Mitra Adiperkasa Tbk PT                          7,113,000  3,405,953
*   Mitra International Resources Tbk PT             4,604,500     24,081
    MNC Investama Tbk PT                           114,931,400  3,565,720
    Modern Internasional Tbk PT                      4,017,800    304,589
*   Modernland Realty Tbk PT                         8,759,000    629,021
    Multipolar Corp. Tbk PT                         37,781,500  1,356,041
*   Multistrada Arah Sarana Tbk PT                   6,875,500    225,306
    Nippon Indosari Corpindo Tbk PT                    765,000    420,461
    Nusantara Infrastructure Tbk PT                 47,541,000  1,075,445
    Pabrik Kertas Tjiwi Kimia Tbk PT                   557,500     95,668
    Pakuwon Jati Tbk PT                             70,747,200  1,941,311
*   Pan Brothers Tbk PT                                207,000     10,828
*   Panasia Indo Resources Tbk PT                       79,000      2,908
*   Panin Financial Tbk PT                          98,786,000  1,750,983
    Panin Insurance Tbk PT                           8,124,500    512,984
    Panin Sekuritas Tbk PT                              31,500     12,360
    Pembangunan Perumahan Persero Tbk PT            14,755,500  1,712,201
    Perusahaan Perkebunan London Sumatra
      Indonesia Tbk PT                              19,095,000  2,707,697
    Petrosea Tbk PT                                  3,520,500    418,467

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares      Value++
                                                   ----------- ------------
INDONESIA -- (Continued)
*   Polaris Investama Tbk PT                         2,730,500 $    202,896
*   Polychem Indonesia Tbk PT                        5,091,000      135,327
*   PT Texmaco Jaya Tbk                                 93,000           --
    Ramayana Lestari Sentosa Tbk PT                 23,532,000    2,566,978
    Resource Alam Indonesia Tbk PT                   2,489,000      562,331
    Salim Ivomas Pratama Tbk PT                      7,426,000      526,569
*   Samindo Resources Tbk PT                           475,750       26,604
    Sampoerna Agro PT                                5,147,500      811,947
    Samudera Indonesia Tbk PT                          142,500       40,804
    Selamat Sempurna Tbk PT                          5,414,500    1,344,525
*   Sentul City Tbk PT                             198,365,500    3,777,425
    Sinar Mas Agro Resources and Technology Tbk PT   1,037,460      598,014
*   Sugih Energy Tbk PT                             50,950,000    2,077,840
    Summarecon Agung Tbk PT                         67,493,064    6,275,853
*   Sunson Textile Manufacturer Tbk PT               2,325,500       22,877
    Surabaya Agung Industri Pulp & Kertas Tbk PT        64,500        1,144
*   Surya Dumai Industri Tbk                         3,298,500           --
    Surya Semesta Internusa Tbk PT                  30,722,000    2,178,226
*   Suryainti Permata Tbk PT                         7,252,000           --
    Tiga Pilar Sejahtera Food Tbk                   15,893,000    1,859,577
    Timah Persero Tbk PT                            14,327,500    2,056,896
*   Tiphone Mobile Indonesia Tbk PT                    625,000       37,114
    Total Bangun Persada Tbk PT                     10,659,500      699,049
*   Tower Bersama Infrastructure Tbk PT              1,804,000      911,637
*   Trada Maritime Tbk PT                           38,168,513    5,145,529
    Trias Sentosa Tbk PT                            38,725,600    1,031,045
*   Trimegah Securities Tbk PT                       9,740,000       57,951
*   Truba Alam Manunggal Engineering PT             21,316,500       94,551
    Tunas Baru Lampung Tbk PT                       11,087,000      471,794
    Tunas Ridean Tbk PT                             13,838,000      699,454
*   Ultrajaya Milk Industry & Trading Co. Tbk PT     3,595,500    1,569,668
    Unggul Indah Cahaya Tbk PT                          48,239        8,088
*   Visi Media Asia Tbk PT                           1,179,000       25,077
    Wijaya Karya Persero Tbk PT                     16,679,500    2,838,271
                                                               ------------
TOTAL INDONESIA                                                 145,700,605
                                                               ------------
ISRAEL -- (0.0%)
*   Feuchtwanger Investments, Ltd.                       4,200           --
*   Knafaim Holdings, Ltd.                              21,977       42,022
*   Metis Capital, Ltd.                                    919           --
                                                               ------------
TOTAL ISRAEL                                                         42,022
                                                               ------------
MACEDONIA -- (0.0%)
*   Daeho International Corp.                              543           --
*   Hankook Synthetics, Inc.                               550           --
*   ZeroOne Interactive Co., Ltd.                        3,200           --
                                                               ------------
TOTAL MACEDONIA                                                          --
                                                               ------------
MALAYSIA -- (5.7%)
    Adventa Bhd                                          4,600        1,456
    Aeon Co. M Bhd                                   1,071,100    5,425,664

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
MALAYSIA -- (Continued)
    Aeon Credit Service M Bhd                          46,800 $  240,799
    Affin Holdings Bhd                              1,147,100  1,549,342
    Alam Maritim Resources Bhd                      3,550,800  1,787,796
    Allianz Malaysia Bhd                                3,600     11,754
    Amway Malaysia Hldgs                              399,300  1,573,534
*   Ann Joo Resources Bhd                           1,116,650    424,539
*   Anson Perdana Berhad.                              10,000         --
    APM Automotive Holdings Bhd                       459,000    834,652
    Benalec Holdings BHD                            3,915,600  1,477,160
    Berjaya Assets BHD                                810,100    217,895
    Berjaya Corp. Bhd                              17,299,200  2,958,580
    Berjaya Land Bhd                                3,734,000    999,955
    BIMB Holdings Bhd                               2,694,600  4,113,273
    Bintulu Port Holdings Bhd                          25,900     60,780
    BLD Plantation Bhd                                 21,400     57,644
    Bonia Corp. Bhd                                    21,400     23,098
*   Borneo Aqua Harvest Bhd                           757,100    316,624
*   Boustead Heavy Industries Corp. Bhd                 5,400      4,530
    Boustead Holdings Bhd                             999,572  1,656,752
    Bursa Malaysia Bhd                              3,510,700  8,945,447
    Cahya Mata Sarawak Bhd                          1,012,300  1,635,333
    Can-One Bhd                                       452,200    501,467
    Carlsberg Brewery Malaysia Bhd Class B          1,041,100  4,221,456
    Carotech Berhad                                   230,650      1,462
    CB Industrial Product Holding Bhd               1,242,620  1,153,759
    Chin Teck Plantations BHD                          33,000     98,313
    Coastal Contracts Bhd                           1,270,566  1,413,182
    CSC Steel Holdings Bhd                            564,800    236,167
*   Cycle & Carriage Bintang BHD                       15,000     11,837
    Cypark Resources Bhd                            1,096,500    736,301
*   D&O Green Technologies Bhd                        149,900     15,689
    Daibochi Plastic & Packaging Industry Bhd          46,200     52,156
*   Datuk Keramik Holdings Berhad                      24,000         --
    Daya Materials Bhd                              7,393,800    936,921
    Dayang Enterprise Holdings Bhd                  1,401,831  2,436,058
    DRB-Hicom Bhd                                   6,363,800  5,121,046
    Dutch Lady Milk Industries BHD                    140,200  2,065,985
    Eastern & Oriental Bhd                          5,725,000  3,644,165
    ECM Libra Financial Group Bhd                     367,466    122,321
    Eng Kah Corp. Bhd                                  21,890     19,066
    Evergreen Fibreboard Bhd                        1,239,400    186,526
    Eversendai Corp. Bhd                            1,025,700    481,181
    Faber Group BHD                                 1,699,700  1,412,929
    FAR East Holdings BHD                              61,500    146,079
*   Fountain View Development Berhad                  808,200         --
    Fraser & Neave Holdings Bhd                       138,600    817,617
    George Kent Malaysia BHD                           34,200     11,482
    Globetronics Technology BHD                     1,731,760  1,656,931
    Glomac Bhd                                      2,626,000    940,181
*   Golden Plus Holding BHD                           216,000         --
*   Goldis BHD                                        586,677    369,807
    Guan Chong Bhd                                    212,100    104,847

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
MALAYSIA -- (Continued)
    Guinness Anchor Bhd                              806,500 $4,420,011
    GuocoLand Malaysia Bhd                         1,309,200    468,664
    Hai-O Enterprise BHD                             722,380    638,704
    HAP Seng Consolidated Bhd                      5,774,540  4,482,374
    Hap Seng Plantations Holdings Bhd              1,608,500  1,350,301
    Hartalega Holdings Bhd                         1,461,900  3,350,800
    Hiap Teck Venture Bhd                            428,300     97,737
*   HO WAH Genting BHD                             1,947,000    135,715
    Hock Seng LEE BHD                              1,253,616    782,156
    Hong Leong Industries Bhd                        605,900    995,034
*   Hovid Bhd                                        279,300     32,315
    Hua Yang Bhd                                   1,328,400    909,477
    HwangDBS Malaysia BHD                            476,900    648,104
    IGB Corp. Bhd                                  5,689,655  4,798,453
    IGB REIT                                         149,838     56,966
    IJM Land Bhd                                   3,149,900  2,791,102
    IJM Plantations Bhd                            1,645,600  1,690,327
    Inch Kenneth Kajang Rubber                     1,045,300    301,504
    Insas Bhd                                      2,600,781    527,088
    Integrated Logistics Bhd                         379,715    237,132
    Integrax BHD                                     152,000     93,944
    Iris Corp. Bhd                                 6,882,100    588,623
*   JAKS Resources Bhd                             3,430,900    603,922
    Jaya Tiasa Holdings BHD                        1,610,727  1,086,427
    JCY International Bhd                          3,641,000    732,656
    JobStreet Corp. Bhd                               53,400     36,355
    JT International Bhd                             554,100  1,155,630
*   K&N Kenanga Holdings BHD(6486615)              1,205,860    227,281
    K&N Kenanga Holdings BHD(B987B91), 5.000%         79,091         14
*   Karambunai Corp. Bhd                           4,654,100    132,984
    Keck Seng Malaysia Bhd                           828,150  1,858,042
    Kian JOO CAN Factory BHD                       1,893,880  1,903,745
    Kim Loong Resources Bhd                          292,760    224,555
    Kimlun Corp. Bhd                                 727,000    463,290
*   Kinsteel Bhd                                   1,427,600    124,089
    KLCC Property Holdings Bhd                       926,400  1,895,373
*   KNM Group Bhd                                  8,803,950  1,143,572
    Kossan Rubber Industries                       1,664,000  3,369,205
    KPJ Healthcare Bhd                             4,305,350  8,324,145
*   Kretam Holdings BHD                              472,200    519,129
*   KSL Holdings BHD                               1,254,066    820,514
*   KUB Malaysia BHD                               1,353,500    195,299
    Kulim Malaysia BHD                             2,000,900  2,155,726
*   Kumpulan Europlus Bhd                          2,356,500    925,967
    Kumpulan Fima BHD                                897,450    559,988
    Kumpulan Perangsang Selangor Bhd               1,627,000  1,201,260
    Kwantas Corp. BHD                                390,200    255,443
*   Land & General BHD                             4,167,200    462,152
*   Landmarks BHD                                  1,458,600    544,882
    LBS Bina Group Bhd                             1,845,000  1,040,330
    Lingkaran Trans Kota Holdings Bhd                999,500  1,441,353
*   Lion Corp. Bhd                                   374,800     12,456

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
MALAYSIA -- (Continued)
    Lion Industries Corp. Bhd                       3,189,100 $  893,644
    LPI Capital Bhd                                   110,680    578,639
    Magnum Bhd                                      2,819,000  2,958,145
    Mah Sing Group Bhd                              6,864,724  4,869,067
    Malayan Flour Mills Bhd                         1,546,650    666,387
    Malaysia Building Society                       1,341,300  1,190,159
*   Malaysian Airline System Bhd                   31,866,900  3,428,957
    Malaysian Bulk Carriers Bhd                     2,623,100  1,470,792
    Malaysian Pacific Industries Bhd                  348,113    310,952
    Malaysian Resources Corp. Bhd                   9,553,449  4,329,180
*   Mancon Berhad                                      12,000         --
    MBM Resources BHD                               1,157,096  1,378,433
    Media Chinese International, Ltd.               3,058,100  1,036,567
    Media Prima Bhd                                 6,784,803  5,675,542
    Mega First Corp. BHD                              404,800    234,710
*   MEMS Technology Berhad                          1,917,000         --
    MHC Plantations Bhd                                22,300      7,491
    MK Land Holdings BHD                              775,500     89,691
    MKH BHD                                           988,392    801,629
    MNRB Holdings Bhd                                 717,300    795,776
    Mudajaya Group Bhd                              1,568,366  1,381,126
    Muhibbah Engineering M Bhd                      2,947,050  2,203,986
*   Mulpha International Bhd                       12,273,500  1,651,986
    My EG Services Bhd                              2,910,000  2,137,816
    Naim Holdings Bhd                               1,141,000  1,399,122
    NCB Holdings Bhd                                1,147,200  1,319,302
*   Nikko Electronics Berhad                           36,600         --
    NTPM Holdings Bhd                               1,433,180    304,305
    Oldtown Bhd                                     1,454,600  1,143,195
    Oriental Holdings BHD                             182,700    511,715
    OSK Holdings BHD                                2,997,470  1,560,336
    Pacific & Orient BHD                              231,100    106,187
    Padini Holdings Bhd                             3,133,800  1,757,260
    Panasonic Manufacturing Malaysia BHD              159,584  1,183,551
*   Panglobal Berhad                                   14,000         --
    Pantech Group Holdings Bhd                        153,100     49,923
    Paramount Corp. Bhd                               310,100    154,207
    Parkson Holdings Bhd                            1,795,400  2,139,568
*   Pelikan International Corp. Bhd                   216,719     45,968
*   Perdana Petroleum Bhd                           3,194,100  2,063,721
*   Perisai Petroleum Teknologi Bhd                 7,311,700  3,267,158
    Perusahaan Sadur Timah Malay                        5,000      6,321
    Pharmaniaga Bhd                                   286,060    431,188
    Pie Industrial BHD                                140,100    233,014
    PJ Development Holdings Bhd                     1,415,300    533,634
    POS Malaysia BHD                                2,861,100  5,175,559
    Press Metal Bhd                                 1,190,100    926,340
    Prestariang Berhad                                494,200    363,323
*   Prime Utilities Berhad                              3,000         --
    Protasco Bhd                                      457,600    201,516
    Puncak Niaga Holding Bhd                        1,353,220  1,449,744
    QL Resources Bhd                                2,530,920  3,174,797

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
MALAYSIA -- (Continued)
    RCE Capital Bhd                                1,535,850 $  133,448
    Rimbunan Sawit Bhd                             2,719,100    719,231
    Salcon Bhd                                     3,242,600    693,765
    Sarawak Oil Palms Bhd                            451,660    829,918
    Sarawak Plantation Bhd                           106,600     86,186
    Scientex BHD                                     221,862    395,782
*   Scomi Energy Services Bhd                      1,862,300    445,033
*   Scomi Group Bhd                                8,684,100  1,045,306
    SEG International BHD                            279,800    137,447
    Selangor Dredging Bhd                          1,118,200    320,895
    Selangor Properties Bhd                          151,500    201,087
    Shangri-La Hotels Malaysia Bhd                   357,100    782,283
    Shell Refining Co. Federation of Malaya Bhd       30,000     67,736
    SHL Consolidated BHD                             277,400    201,353
    Southern Acids Malaysia BHD                       41,000     35,610
*   SRI Hartemas Berhad                               65,000         --
    Star Publications Malaysia Bhd                 1,356,800  1,070,775
    Subur Tiasa Holdings Bhd                         386,085    235,059
    Sunway Bhd                                     4,942,660  4,364,224
    Supermax Corp. Bhd                             5,402,500  4,516,523
    Suria Capital Holdings Bhd                       672,900    435,057
    Syarikat Takaful Malaysia Bhd                    431,200  1,274,001
*   Symphony Life Bhd                                999,926    380,354
    Ta Ann Holdings Bhd                              908,008  1,076,615
    TA Enterprise Bhd                              8,027,400  1,844,922
    TA Global Bhd                                  5,176,440    483,807
    TAHPS Group Bhd                                    4,000      7,033
    Tambun Indah Land BHD                             92,600     42,262
    TAN Chong Motor Holdings BHD                   1,793,000  3,578,397
*   Tanjung Offshore Bhd                             537,900    105,619
    Tasek Corp. Bhd                                   75,900    376,089
    TDM BHD                                        4,751,200  1,362,810
*   Tebrau Teguh Bhd                               2,552,300  1,091,851
*   TH Heavy Engineering Bhd                       8,049,600  2,206,976
    TH Plantations Bhd                             1,619,060    897,867
*   Time dotCom Bhd                                1,821,888  2,337,187
    Tiong NAM Logistics Holdings                     144,100    221,501
    Top Glove Corp. Bhd                            2,915,360  5,273,506
    TRC Synergy Bhd                                  155,520     28,348
    Tropicana Corp. Bhd                            2,444,700  1,123,434
    TSH Resources Bhd                              2,278,600  1,820,669
    Uchi Technologies Bhd                          1,476,400    678,096
    Unico-Desa Plantations Bhd                     1,853,775    680,950
    Unisem M Bhd                                   4,082,790  1,144,672
    United Malacca Bhd                               396,150    905,281
    United Plantations BHD                           502,000  4,251,042
    UOA Development Bhd                            2,870,500  2,028,407
    Uzma Bhd                                         138,500    207,173
    VS Industry Bhd                                  344,026    147,200
    Wah Seong Corp. Bhd                            2,247,735  1,210,783
    WCT Holdings Bhd                               5,450,840  4,231,200
    Wellcall Holdings Bhd                             18,000     17,001

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
MALAYSIA -- (Continued)
    Wing Tai Malaysia BHD                            620,000 $    514,373
    WTK Holdings BHD                               2,235,200      920,281
    Yinson Holdings BHD                              715,600    1,097,464
    YNH Property Bhd                               1,476,398      842,123
    YTL E-Solutions BHD                            3,485,600      717,544
*   YTL Land & Development BHD                     1,286,200      396,980
    Zhulian Corp. Bhd                              1,045,233    1,483,667
                                                             ------------
TOTAL MALAYSIA                                                257,359,685
                                                             ------------
MEXICO -- (3.8%)
#   Alsea S.A.B. de C.V.                           3,553,447   11,057,499
    Arca Continental S.A.B. de C.V.                  849,825    5,028,377
#*  Axtel S.A.B. de C.V.                           7,002,008    2,205,695
#   Banregio Grupo Financiero S.A.B. de C.V.       1,271,615    7,037,753
#*  Bio Pappel S.A.B. de C.V.                        435,627    1,078,112
#   Bolsa Mexicana de Valores S.A.B. de C.V.       2,992,799    7,106,242
#   Cia Minera Autlan S.A.B. de C.V. Series B        735,296      501,008
#   Compartamos S.A.B. de C.V.                     3,957,362    7,682,843
*   Consorcio ARA S.A.B. de C.V. Series *          6,469,282    2,523,800
#   Corp. Actinver S.A.B. de C.V.                     10,600       11,813
#*  Corp. GEO S.A.B. de C.V. Series B              3,194,830      119,806
    Corp. Inmobiliaria Vesta S.A.B. de C.V.          457,816      877,227
*   Corp. Interamericana de Entretenimiento
      S.A.B. de C.V. Class B                         960,372      655,104
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.      1,323          507
    Corp. Moctezuma S.A.B. de C.V. Series *          861,300    2,705,910
    Corporativo Fragua S.A.B. de C.V.                      3           52
    Corporativo GBM S.A.B. de C.V.                    22,477       15,677
#*  Desarrolladora Homex S.A.B. de C.V.            1,527,543      378,747
#*  Desarrolladora Homex S.A.B. de C.V. ADR           19,076       25,180
*   Empaques Ponderosa SA de CV                      206,000           --
#*  Empresas ICA S.A.B. de C.V.                    3,273,516    6,217,228
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR        741,219    5,640,677
#*  Financiera Independencia S.A.B. de C.V.          199,935       70,950
#*  Genomma Lab Internacional S.A.B. de C.V.
      Class B                                      6,587,305   17,544,605
#*  Gruma S.A.B. de C.V. Class B                   1,690,397   11,622,795
*   Gruma S.A.B. de C.V. Sponsored ADR                33,070      904,795
*   Grupo Aeromexico S.A.B. de C.V.                  669,668      924,388
#   Grupo Aeroportuario del Centro Norte S.A.B.
      de C.V.                                      1,406,017    4,794,397
    Grupo Aeroportuario del Centro Norte S.A.B.
      de C.V. ADR                                      3,642       99,026
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. ADR                                        54,326    2,824,409
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. Class B                                 1,650,025    8,592,056
    Grupo Aeroportuario del Sureste S.A.B. de
      C.V. ADR                                        57,721    6,869,376
#   Grupo Aeroportuario del Sureste S.A.B. de
      C.V. Class B                                   433,151    5,154,089
    Grupo Cementos de Chihuahua S.A.B. de C.V.       822,000    2,469,355
#   Grupo Comercial Chedraui S.A. de C.V.            466,263    1,453,046
*   Grupo Famsa S.A.B. de C.V. Class A             1,631,348    3,094,588
#   Grupo Herdez S.A.B. de C.V. Series *           1,102,908    3,888,464
    Grupo Industrial Maseca S.A.B. de C.V. Class B   578,600    1,035,048
    Grupo Industrial Saltillo S.A.B. de C.V.         214,861      358,177
    Grupo KUO S.A.B. de C.V. Series B                659,643    1,269,006
*   Grupo Pochteca S.A.B. de C.V.                    547,728      736,335
    Grupo Posadas S.A.B. de C.V.                     198,900      396,359

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
MEXICO -- (Continued)
*   Grupo Qumma S.A. de C.V. Series B                 105,334 $         --
#*  Grupo Simec S.A.B. de C.V. Series B               798,555    2,977,616
*   Grupo Simec S.A.B. de C.V. Sponsored ADR            5,180       57,602
*   Grupo Sports World S.A.B. de C.V.                 304,575      441,202
#   Industrias Bachoco S.A.B. de C.V. ADR              12,806      524,918
    Industrias Bachoco S.A.B. de C.V. Series B        437,208    1,500,559
#*  Industrias CH S.A.B. de C.V. Series B           1,655,914    8,125,208
*   Inmuebles Carso S.A.B. de C.V.                    340,447      339,214
    Megacable Holdings S.A.B. de C.V.                 516,937    1,705,657
*   OHL Mexico S.A.B. de C.V.                         287,968      738,943
#   Organizacion Cultiba S.A.B. de C.V.               211,684      438,059
#*  Promotora y Operadora de Infraestructura
      S.A.B. de C.V.                                1,672,951   16,988,199
    Qualitas Controladora S.A.B. de C.V.               12,200       28,837
*   Sanluis Corp. S.A.B. de C.V.                        4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B                4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A           3,300           --
*   Savia SA Class A                                  610,700           --
    TV Azteca S.A.B. de C.V.                        7,199,982    3,592,472
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.         2,371,991      285,426
*   Vitro S.A.B. de C.V. Series A                     749,231    1,693,447
                                                              ------------
TOTAL MEXICO                                                   174,407,880
                                                              ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                 3,430,211      557,297
    Aboitiz Equity Ventures, Inc.                     422,440      497,584
    Alsons Consolidated Resources, Inc.             3,647,000      114,796
    Atlas Consolidated Mining & Development         3,296,800      942,748
*   Belle Corp.                                    24,859,400    2,993,355
    Cebu Air, Inc.                                  1,101,140    1,343,810
    Cebu Holdings, Inc.                             3,291,900      443,874
    Century Properties Group, Inc.                  1,924,000       80,966
    China Banking Corp.                               657,192      942,799
    COL Financial Group, Inc.                         130,900       51,574
*   East West Banking Corp.                           458,300      270,941
    EEI Corp.                                       2,776,700      693,286
*   Empire East Land Holdings, Inc.                20,479,000      449,844
    Filinvest Development Corp.                     3,314,322      324,750
    Filinvest Land, Inc.                           78,973,577    2,936,750
    First Gen Corp.                                 8,169,700    3,039,903
    First Philippine Holdings Corp.                 1,774,080    2,852,737
*   Ginebra San Miguel, Inc.                          604,800      365,061
*   Global-Estate Resorts, Inc.                    11,472,000      360,266
    Jollibee Foods Corp.                              161,598      663,728
    Lafarge Republic, Inc.                          2,026,082      436,321
    Leisure & Resorts World Corp.                   1,053,240      157,742
*   Lepanto Consolidated Mining                    37,540,000      372,543
    Lopez Holdings Corp.                           11,875,200    1,326,948
    Macroasia Corp.                                   447,500       21,042
*   Manila Mining Corp.                            66,062,500       33,638
    Manila Water Co., Inc.                          5,507,400    3,184,911
*   Megawide Construction Corp.                       887,900      230,724
    Megaworld Corp.                                23,497,000    2,084,693

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares      Value++
                                                   ----------- -----------
PHILIPPINES -- (Continued)
*   Metro Pacific Corp. Series A                     1,827,193 $        --
    Pepsi-Cola Products Philippines, Inc.            7,629,900     856,546
*   Philex Petroleum Corp.                             287,100      58,064
*   Philippine Bank of Communications                   14,726      22,229
*   Philippine National Bank                           976,145   2,180,549
*   Philippine National Construction Corp.             173,000      19,618
    Philippine Savings Bank                            356,863   1,027,895
    Philippine Stock Exchange, Inc.                     92,710     780,926
*   Philippine Townships, Inc                          318,732      35,038
    Philodrill Corp.                               172,100,000     151,501
    Philtown Properties, Inc                           111,562       3,976
    Philweb Corp.                                    3,070,740     710,058
    Phinma Corp.                                       135,549      42,370
    Phoenix Petroleum Philippines, Inc.                892,880     113,135
    RFM Corp.                                        8,590,268   1,093,081
    Rizal Commercial Banking Corp.                   1,793,640   1,950,982
    Robinsons Land Corp.                             6,756,005   3,544,013
    San Miguel Pure Foods Co., Inc.                     60,750     341,295
    Security Bank Corp.                              1,265,920   4,075,123
    Semirara Mining Corp.                              380,900   2,431,843
    Shang Properties, Inc.                           1,702,970     120,483
    SM Prime Holdings, Inc.                          7,712,945   3,416,642
    Trans-Asia Oil & Energy Development              9,667,000     525,679
    Union Bank Of Philippines                          725,560   2,101,643
*   Universal Rightfield Property Holdings, Inc.     1,062,000          --
    Universal Robina Corp.                           1,219,555   3,599,678
    Vista Land & Lifescapes, Inc.                   23,644,000   3,018,548
                                                               -----------
TOTAL PHILIPPINES                                               59,995,546
                                                               -----------
POLAND -- (2.2%)
    Action SA                                            8,018     147,040
*   Agora SA                                           270,334   1,011,504
*   Alchemia SA                                        380,695     650,556
    Amica Wronki SA                                      1,509      52,380
*   AmRest Holdings SE                                  55,733   1,979,101
    Apator SA                                           50,701     647,627
    Asseco Poland SA                                   564,202   9,216,429
    ATM SA                                              64,541     280,946
*   Bank Millennium SA                                   2,517       6,256
*   Bioton SA                                                1          --
*   Boryszew SA                                     12,075,930   2,034,347
    Budimex SA                                          76,123   3,202,904
    CCC SA                                              96,997   4,091,546
*   CD Projekt Red SA                                  663,652   3,338,155
*   Ciech SA                                           272,549   2,640,942
*   Cinema City International NV                        53,690     575,461
*   City Interactive SA                                 11,086      32,380
    ComArch SA                                           2,740      89,643
    Dom Development SA                                   4,673      72,822
#*  Eko Export SA                                       18,540     270,247
    Elektrobudowa SA                                     8,568     442,399
    Emperia Holding SA                                  70,149   1,556,491

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- -----------
POLAND -- (Continued)
    Enea SA                                           42,782 $   201,318
    Fabryki Mebli Forte SA                            58,639     634,381
*   Famur SA                                         323,422     561,423
*   Farmacol SA                                       50,868   1,147,806
    Firma Oponiarska Debica SA                        29,862     925,336
#   Getin Holding SA                               2,538,985   3,591,132
*   Getin Noble Bank SA                            1,920,184   1,694,179
    Grupa Azoty SA                                    94,421   2,496,100
    Grupa Kety SA                                     39,997   2,467,220
*   Grupa Lotos SA                                   582,072   7,100,380
*   Hawe SA                                          646,292     827,744
*   Impexmetal SA                                    825,711     936,122
*   Integer.pl SA                                        910      91,200
*   Inter Cars SA                                     15,683   1,002,119
#*  Kernel Holding SA                                220,023   2,959,710
    Kopex SA                                         201,538     720,750
*   KRUK SA                                           12,760     340,679
*   LC Corp. SA                                       95,326      57,570
    Lentex SA                                        169,577     410,613
    LPP SA                                             1,361   3,984,465
    Lubelski Wegiel Bogdanka SA                      266,391   9,844,205
*   MCI Management SA                                214,763     690,951
*   Midas SA                                         225,978      56,376
*   Netia SA                                       1,718,668   2,844,533
    Neuca SA                                          11,588   1,086,639
    Orbis SA                                         130,535   1,790,055
    Pelion SA                                         47,210   1,714,011
*   Petrolinvest SA                                  643,448      31,353
*   Pfleiderer Grajewo SA                             22,957     214,486
*   Polimex-Mostostal SA                           3,287,314     212,934
*   Polnord SA                                        21,724      62,315
*   Polski Koncern Miesny Duda SA                    803,414     220,961
*   PZ Cormay SA                                     141,320     346,180
*   Rafako SA                                        249,590     525,177
*   Rovese SA                                      2,130,455   1,527,158
*   Stalexport Autostrady SA                         109,683      81,575
    Stalprodukt SA                                     8,713     612,838
*   Sygnity SA                                        52,622     361,391
    Synthos SA                                     1,211,292   2,051,441
*   Trakcja SA                                       739,464     317,170
    TVN SA                                         1,358,110   6,841,611
*   Vistula Group SA                                 440,424     331,415
    Warsaw Stock Exchange                            157,683   2,283,520
    Wawel SA                                              88      33,902
    Zaklady Chemiczne Police SA                       76,751     676,928
                                                             -----------
TOTAL POLAND                                                  99,248,548
                                                             -----------
SOUTH AFRICA -- (7.4%)
    Adcock Ingram Holdings, Ltd.                     945,633   6,784,701
    Adcorp Holdings, Ltd.                            398,758   1,375,878
    Advtech, Ltd.                                  1,773,060   1,167,770
    Aeci, Ltd.                                       770,360   9,389,010

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- -----------
SOUTH AFRICA -- (Continued)
    Afgri, Ltd.                                     1,539,432 $ 1,013,190
#   African Bank Investments, Ltd.                  3,287,295   5,553,525
#   African Oxygen, Ltd.                              852,766   1,835,105
*   AG Industries, Ltd.                            32,496,618          --
    Allied Electronics Corp., Ltd.                    194,270     472,758
*   ArcelorMittal South Africa, Ltd.                  675,248   2,660,379
    Argent Industrial, Ltd.                            37,236      20,229
#   Astral Foods, Ltd.                                252,757   2,540,947
*   Aveng, Ltd.                                     3,013,152   8,847,846
    AVI, Ltd.                                       2,511,843  14,755,317
    Barloworld, Ltd.                                  993,091   8,896,276
    Basil Read Holdings, Ltd.                         325,585     309,687
    Bell Equipment, Ltd.                              158,539     379,690
    Blue Label Telecoms, Ltd.                       2,551,512   2,396,858
*   Brait SE                                          652,259   3,179,735
    Business Connexion Group, Ltd.                  1,486,408     831,568
#   Capitec Bank Holdings, Ltd.                       129,311   2,754,768
    Cashbuild, Ltd.                                   158,655   2,470,620
    Caxton and CTP Publishers and Printers, Ltd.       36,508      68,748
    City Lodge Hotels, Ltd.                           252,832   3,327,791
#   Clicks Group, Ltd.                              2,118,882  13,215,346
    Clover Industries, Ltd.                           563,523     922,627
*   Consolidated Infrastructure Group, Ltd.            30,248      67,523
    Coronation Fund Managers, Ltd.                  1,607,942  13,114,119
*   Corpgro, Ltd.                                     241,136          --
    Cullinan Holdings, Ltd.                           197,115      39,117
    Datacentrix Holdings, Ltd.                        641,400     300,769
    DataTec, Ltd.                                   1,284,878   7,336,597
    Delta EMD, Ltd.                                    61,447      38,159
    Distell Group, Ltd.                               256,918   3,439,534
*   Distribution and Warehousing Network, Ltd.        258,997     246,185
    DRDGOLD, Ltd.                                   2,685,729   1,326,573
    ElementOne, Ltd.                                  325,845     288,152
    EOH Holdings, Ltd.                                691,206   5,596,464
    Eqstra Holdings, Ltd.                           1,486,392   1,227,724
*   Evraz Highveld Steel and Vanadium, Ltd.           147,184     239,870
    Famous Brands, Ltd.                               315,951   3,144,768
*   Gijima Group, Ltd.                                  2,583         235
#   Grand Parade Investments, Ltd.                    272,805     115,979
    Grindrod, Ltd.                                  2,789,984   6,710,581
    Group Five, Ltd.                                  779,789   3,505,129
#   Harmony Gold Mining Co., Ltd.                     290,786   1,003,383
#   Harmony Gold Mining Co., Ltd. Sponsored ADR     1,317,466   4,479,384
    Holdsport, Ltd.                                    74,922     366,867
    Hudaco Industries, Ltd.                           229,088   2,358,641
*   Hulamin, Ltd.                                     429,395     242,283
    Iliad Africa, Ltd.                                233,033     117,702
    Illovo Sugar, Ltd.                              1,763,937   5,535,065
    Invicta Holdings, Ltd.                              2,017      20,007
*   JCI, Ltd.                                       3,131,151          --
#   JD Group, Ltd.                                  1,068,597   3,280,401
    JSE, Ltd.                                         649,117   5,697,646

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
SOUTH AFRICA -- (Continued)
    Kagiso Media, Ltd.                               154,224 $    424,327
    KAP Industrial Holdings, Ltd.                  1,915,640      721,572
    Lewis Group, Ltd.                                723,965    5,056,577
    Mediclinic International, Ltd.                     3,033       22,857
*   Merafe Resources, Ltd.                         5,558,867      449,648
    Metair Investments, Ltd.                         753,655    2,926,532
    Mpact, Ltd.                                      873,665    2,376,550
*   Murray & Roberts Holdings, Ltd.                3,176,473    9,670,849
    Mustek, Ltd.                                     740,975      391,490
*   Mvelaserve, Ltd.                                 144,333      132,482
    Nampak, Ltd.                                   2,740,692    9,060,557
*   Northam Platinum, Ltd.                         1,810,493    7,437,133
    Nu-World Holdings, Ltd.                           28,894       47,224
    Oceana Group, Ltd.                               313,318    2,621,062
    Octodec Investments, Ltd.                         10,288       22,247
    Omnia Holdings, Ltd.                             486,127   10,032,055
*   Palabora Mining Co., Ltd.                         93,739    1,080,760
    Peregrine Holdings, Ltd.                         667,724      915,063
    Petmin, Ltd.                                   1,215,428      267,967
#   Pick n Pay Stores, Ltd.                          856,714    4,048,883
    Pinnacle Technology Holdings, Ltd.             1,058,779    2,586,376
    Pioneer Foods, Ltd.                              552,407    4,679,861
    PPC, Ltd.                                      3,686,071   11,644,507
    Premium Properties, Ltd.                          34,094       64,653
    PSG Group, Ltd.                                  770,528    6,335,902
    Raubex Group, Ltd.                               675,840    1,596,823
*   RCL Foods, Ltd.                                  459,330      779,517
    Redefine International P.L.C.                    353,155      280,730
    Resilient Property Income Fund, Ltd.             620,358    3,395,162
    Reunert, Ltd.                                  1,171,205    8,207,620
*   Royal Bafokeng Platinum, Ltd.                    243,174    1,488,272
    Santam, Ltd.                                     108,252    2,054,757
*   Sappi, Ltd.                                    3,959,742   11,670,111
*   Sentula Mining, Ltd.                           1,367,857       47,881
    Sibanye Gold, Ltd.                             1,844,796    2,603,431
    Sibanye Gold, Ltd. Sponsored ADR                 447,093    2,512,663
    Spar Group, Ltd. (The)                           855,975   10,953,523
    Spur Corp., Ltd.                                 524,160    1,670,904
*   Stefanutti Stocks Holdings, Ltd.                 504,993      514,310
    Sun International, Ltd.                          769,477    7,803,268
*   Super Group, Ltd.                              2,435,019    5,972,526
*   Telkom SA SOC, Ltd.                            1,822,082    4,754,154
*   Times Media Group, Ltd.                           82,884      178,245
    Tongaat Hulett, Ltd.                             734,460    9,252,131
    Trencor, Ltd.                                    830,412    5,907,731
    Tsogo Sun Holdings, Ltd.                          56,352      158,026
    Value Group, Ltd.                                363,719      247,626
    Wilson Bayly Holmes-Ovcon, Ltd.                  429,071    7,512,647
    Zeder Investments, Ltd.                        2,617,771    1,128,992
                                                             ------------
TOTAL SOUTH AFRICA                                            338,717,410
                                                             ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (13.3%)
*   3S Korea Co., Ltd.                             164,067 $  877,014
    Able C&C Co., Ltd.                              15,300    450,354
#*  Actoz Soft Co., Ltd.                            23,002    731,278
#*  Advanced Nano Products Co., Ltd.                12,615    229,391
#*  Advanced Process Systems Corp.                  89,895    917,156
#   Aekyung Petrochemical Co., Ltd.                  6,167    346,075
#   AfreecaTV Co., Ltd.                             44,376    423,817
#   Agabang&Company                                100,920    529,438
#   Ahnlab, Inc.                                     2,096    107,686
*   AJ Rent A Car Co., Ltd.                          9,060     89,467
    AK Holdings, Inc.                               12,678    479,738
#*  Aminologics Co., Ltd.                          129,600    198,860
    AMOREPACIFIC Group                                 369    130,214
    Anapass, Inc.                                   37,905    453,969
#   Asia Cement Co., Ltd.                           12,545  1,147,174
    Asia Paper Manufacturing Co., Ltd.              19,360    391,215
*   Asiana Airlines, Inc.                          493,070  2,337,580
#   AtlasBX Co., Ltd.                               35,973  1,267,673
*   AUK Corp.                                      199,140    460,548
#   Autech Corp.                                    45,433    282,881
#*  Avaco Co., Ltd.                                 44,746    164,742
#   Baiksan Co., Ltd.                               52,800    293,111
#*  Basic House Co., Ltd. (The)                     37,960    650,180
#*  BH Co., Ltd.                                    57,838    689,789
#   BHI Co., Ltd.                                   21,588    367,665
#   Binggrae Co., Ltd.                              26,150  2,203,386
#   Bioland, Ltd.                                   43,535    493,887
#   Biospace Co., Ltd.                              48,097    367,528
#*  Biotoxtech Co., Ltd.                            17,509     84,134
    Bluecom Co., Ltd.                                9,689    126,811
*   Bongshin Co., Ltd.                                  64         --
    Bookook Securities Co., Ltd.                     7,410     98,660
#*  Boryung Medience Co., Ltd.                      28,098    198,980
#   Boryung Pharmaceutical Co., Ltd.                19,869    709,322
    BS Financial Group, Inc.                        56,570    908,220
    Bukwang Pharmaceutical Co., Ltd.                77,638  1,057,433
    Busan City Gas Co., Ltd.                        32,560    889,599
    BYC Co., Ltd.                                      710    126,389
#   Byucksan Corp.                                 139,530    340,514
#*  CammSys Corp.                                  168,828    433,845
#   Capro Corp.                                    108,980    797,172
#*  Celltrion Pharm, Inc.                           52,300    608,373
#*  Chabio & Diostech Co., Ltd.                    205,282  1,992,294
#*  Charm Engineering Co., Ltd.                     42,800     95,230
*   Cheil Worldwide, Inc.                           31,545    777,229
    Chemtronics Co., Ltd.                           35,785    818,130
#*  Chin Hung International, Inc.                  199,911    307,923
*   China Great Star International, Ltd.           258,074    450,420
#*  China Ocean Resources Co., Ltd.                279,510  1,138,556
*   Choa Pharmaceutical Co.                         85,343    275,139
    Chong Kun Dang Pharm Corp.                      47,332  3,556,314
#   Choong Ang Vaccine Laboratory                   16,852    201,117

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (Continued)
    Chosun Refractories Co., Ltd.                    2,777 $  205,929
#   Chungdahm Learning, Inc.                        17,619    226,536
#   CJ CGV Co., Ltd.                                60,100  2,826,497
*   CJ E&M Corp.                                    94,096  3,253,374
    CJ Freshway Corp.                                2,560     69,335
#*  CJ Korea Express Co., Ltd.                      28,793  2,502,881
    CJ O Shopping Co., Ltd.                          3,994  1,332,866
#*  CJ Seafood Corp.                                91,710    219,910
    CKD Bio Corp.                                    3,950     60,466
#*  CNK International Co., Ltd.                     59,774    295,511
#*  Com2uSCorp                                      20,828    441,130
#   Cosmax, Inc.                                    49,340  2,422,530
#*  CosmoAM&T Co., Ltd.                             20,020    100,182
#*  Cosmochemical Co., Ltd.                         47,000    427,322
    Credu Corp.                                     11,472    523,159
#   Crown Confectionery Co., Ltd.                    3,089    705,049
#*  CrucialTec Co., Ltd.                            85,527  1,067,543
#*  CTC BIO, Inc.                                   69,173  1,398,171
#*  CUROCOM Co., Ltd.                              109,505    138,935
#*  D.I Corp.                                      126,500  1,195,156
#   D.ID Corp.                                      68,169    282,395
    Dae Dong Industrial Co., Ltd.                   56,620    325,472
    Dae Han Flour Mills Co., Ltd.                    5,340    719,305
    Dae Hyun Co., Ltd.                              91,760    207,973
#   Dae Won Kang Up Co., Ltd.                      113,914    805,928
#*  Dae Young Packaging Co., Ltd.                  329,600    264,779
#   Dae-Il Corp.                                    45,790    210,071
#*  Daea TI Co., Ltd.                              304,300    475,664
#   Daechang Co., Ltd.                             311,170    310,245
#   Daeduck Electronics Co.                        168,597  1,484,664
#   Daeduck GDS Co., Ltd.                           92,186  1,693,706
#   Daegu Department Store                          39,730    614,376
#   Daehan Steel Co., Ltd.                          60,820    377,474
#   Daehwa Pharmaceutical Co., Ltd.                 53,474    303,996
    Daekyo Co., Ltd.                                72,780    460,269
#*  Daekyung Machinery & Engineering Co., Ltd.     139,260    231,405
    Daelim Trading Co., Ltd.                        14,030     53,225
#   Daesang Corp.                                  100,230  3,273,148
    Daesang Holdings Co., Ltd.                      68,482    482,946
#   Daesung Holdings Co., Ltd.                      18,044    146,503
#   Daewon Pharmaceutical Co., Ltd.                 51,887    513,563
    Daewon San Up Co., Ltd.                         22,325    179,739
    Daewoong Co., Ltd.                               3,947    138,781
    Daewoong Pharmaceutical Co., Ltd.               23,245  1,828,427
*   Dahaam E-Tec Co., Ltd.                           2,100     35,635
    Daishin Securities Co., Ltd.                   198,340  1,655,036
#*  Danal Co., Ltd.                                 10,675     98,890
#   Daou Data Corp.                                 57,148    236,348
    Daou Technology, Inc.                          167,950  2,301,634
#*  Dasan Networks, Inc.                            79,038    472,910
#   Daum Communications Corp.                       55,806  4,656,483
#   Dayou Automotive Seat Technology Co., Ltd.     315,450    335,580

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
SOUTH KOREA -- (Continued)
#*  Deutsch Motors, Inc.                            15,505 $    62,585
    DGB Financial Group, Inc.                      671,453  10,773,239
    Digital Chosun Co., Ltd.                         4,745       8,449
#   Digital Power Communications Co., Ltd.          50,540     164,645
#*  Digitech Systems Co., Ltd.                      68,918     398,604
#*  DIO Corp.                                       66,510     515,892
    Dong Ah Tire & Rubber Co., Ltd.                 23,935     399,236
#*  Dong Yang Gang Chul Co., Ltd.                  135,820     270,710
    Dong-A Socio Holdings Co., Ltd.                  8,876   1,262,817
*   Dong-A ST Co., Ltd.                              1,105     129,492
#   Dong-Ah Geological Engineering Co., Ltd.        30,200     248,950
    Dong-Il Corp.                                    3,402     164,679
#   Dongaone Co., Ltd.                             111,180     345,722
    Dongbang Agro Co.                               10,840      65,458
#   Dongbang Transport Logistics Co., Ltd.          75,370     182,424
#   Dongbu CNI Co., Ltd.                            20,390      79,795
#*  Dongbu Corp.                                    41,240     129,641
*   Dongbu HiTek Co., Ltd.                         135,273     770,345
    Dongbu Securities Co., Ltd.                    129,391     430,089
#*  Dongbu Steel Co., Ltd.                         118,046     278,851
    Dongil Industries Co., Ltd.                      4,963     246,450
#   Dongjin Semichem Co., Ltd.                     133,403     539,829
*   Dongkook Industrial Co., Ltd.                   97,720     267,632
#   DongKook Pharmaceutical Co., Ltd.               16,245     539,457
#   Dongkuk Steel Mill Co., Ltd.                   188,990   2,641,305
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.     95,369     370,635
    Dongsuh Co., Inc.                                8,129     212,937
#   Dongsung Chemical Co., Ltd.                      8,700     174,350
#   Dongsung Holdings Co., Ltd.                     82,800     406,494
#   Dongsung Pharmaceutical Co., Ltd.               35,980     145,382
#   Dongwha Pharm Co., Ltd.                        102,730     538,745
#   Dongwon F&B Co., Ltd.                            6,814     696,559
    Dongwon Industries Co., Ltd.                     5,862   1,568,978
*   Dongwon Systems Corp.                            4,921      32,491
    Dongyang E&P, Inc.                               4,057      68,753
    Dongyang Mechatronics Corp.                    125,881   1,433,574
#*  Doosan Engine Co., Ltd.                        108,960     968,703
#*  Doosan Engineering & Construction Co., Ltd.    143,196     312,958
#*  Doosan Infracore Co., Ltd.                      24,600     352,106
#   Dragonfly GF Co., Ltd.                          32,142     272,057
#   DRB Holding Co., Ltd.                           25,966     190,094
    DRB Industrial Co., Ltd.                        25,895     215,273
*   Duksan Hi-Metal Co., Ltd.                       63,992   1,263,058
#   DuzonBIzon Co., Ltd.                           109,890   1,030,923
#   e-LITECOM Co., Ltd.                             34,066     611,777
    E1 Corp.                                        13,832     991,947
*   Eagon Industries Co., Ltd.                       6,060      73,644
    Easy Bio, Inc.                                 180,267     788,447
#*  Ecopro Co., Ltd.                                49,386     426,629
    EG Corp.                                        23,376     458,374
#*  ELK Corp.                                       46,945     281,816
    EMKOREA Co., Ltd.                               32,210     293,006

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (Continued)
#   ENF Technology Co., Ltd.                        41,230 $  381,574
    Eo Technics Co., Ltd.                            5,591    227,492
#   Estechpharma Co., Ltd.                          35,736    400,260
#*  ESTsoft Corp.                                   14,111    274,388
    Eugene Corp.                                   148,970    406,043
*   Eugene Investment & Securities Co., Ltd.       247,273    510,574
#   Eugene Technology Co., Ltd.                     70,756  1,085,266
*   Farmsco                                          7,490     44,978
    Fila Korea, Ltd.                                46,332  3,137,354
#*  Finetex EnE, Inc.                               86,393    220,160
#   Firstec Co., Ltd.                              164,190    286,782
#*  Flexcom, Inc.                                   53,658    682,890
#*  Foosung Co., Ltd.                              113,049    427,006
    Fursys, Inc.                                    14,315    421,717
#*  GameHi Co., Ltd.                                36,801    251,093
#*  Gamevil, Inc.                                   28,066  1,341,535
    Gaon Cable Co., Ltd.                            10,754    198,194
#*  Genexine Co., Ltd.                               4,776    108,551
#*  Genic Co., Ltd.                                 18,840    442,455
    GIIR, Inc.                                      10,990     82,806
    Global & Yuasa Battery Co., Ltd.                28,740  1,348,469
#*  GNCO Co., Ltd.                                 206,634    311,313
#   Golfzon Co., Ltd.                               57,227  1,111,818
#   Grand Korea Leisure Co., Ltd.                  150,160  5,469,533
*   Green Cross Cell Corp.                          11,214    301,109
#   Green Cross Corp.                               33,326  4,114,300
    Green Cross Holdings Corp.                      96,840  1,206,517
*   Green Non-Life Insurance Co., Ltd.              22,357         --
#   GS Engineering & Construction Corp.            159,910  5,398,972
#   GS Global Corp.                                 64,716    589,925
    GS Home Shopping, Inc.                           7,229  1,666,186
    GSretail Co., Ltd.                              23,080    637,947
#   Gwangju Shinsegae Co., Ltd.                      3,400    841,031
#   Haesung Industrial Co., Ltd.                    15,565    578,724
#   Halla Corp.                                     75,562    379,278
#   Halla Visteon Climate Control Corp.             72,110  2,696,382
#   Han Kuk Carbon Co., Ltd.                       138,853  1,165,593
*   Hana Micron, Inc.                               12,372     76,867
#*  Hanall Biopharma Co., Ltd.                      92,648    543,462
#   Handok, Inc.                                    29,260    477,470
#   Handsome Co., Ltd.                              69,759  1,997,254
    Hanil Cement Co., Ltd.                          20,147  1,584,380
    Hanil E-Wha Co., Ltd.                          111,930  2,313,097
#*  Hanjin Heavy Industries & Construction Co.,
      Ltd.                                         239,542  2,776,781
    Hanjin Heavy Industries & Construction
      Holdings Co., Ltd.                            66,020    569,275
#*  Hanjin P&C Co., Ltd.                           110,818     86,189
#*  Hanjin Shipping Co., Ltd.                      426,928  3,110,560
*   Hanjin Shipping Holdings Co., Ltd.              54,244    272,342
#   Hanjin Transportation Co., Ltd.                 48,021    830,114
    Hankook Shell Oil Co., Ltd.                      3,445  1,707,418
*   Hankuk Glass Industries, Inc.                   11,460    176,596
    Hankuk Paper Manufacturing Co., Ltd.            11,500    256,823

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares    Value++
                                                   ------- -----------
SOUTH KOREA -- (Continued)
*   Hanmi Pharm Co., Ltd.                           24,178 $ 2,933,858
#*  Hanmi Science Co., Ltd.                         79,441   1,195,817
#   Hanmi Semiconductor Co., Ltd.                   53,050     627,475
    Hansae Co., Ltd.                                46,356     739,782
    Hansae Yes24 Holdings Co., Ltd.                 56,991     257,932
#   Hansol Chemical Co., Ltd.                       48,160   1,239,181
#   Hansol CSN                                     205,620     616,332
#*  Hansol HomeDeco Co., Ltd.                      276,470     452,916
    Hansol Paper Co.                               203,390   2,356,220
#*  Hansol Technics Co., Ltd.                       71,999   1,286,764
    Hanssem Co., Ltd.                               49,360   1,999,905
    Hanwha Corp.                                   148,570   5,623,466
*   Hanwha General Insurance Co., Ltd.              83,588     330,652
*   Hanwha Investment & Securities Co., Ltd.       293,301     992,043
    Hanwha Timeworld Co., Ltd.                       8,190     251,578
*   Hanyang Eng Co., Ltd.                           19,969     126,028
    Hanyang Securities Co., Ltd.                    15,710      92,107
*   Harim Holdings Co., Ltd.                        20,409      59,227
#   Heung-A Shipping Co., Ltd.                     447,027     669,795
*   Heungkuk Fire & Marine Insurance Co., Ltd.      74,867     318,884
    High Tech Pharm Co., Ltd.                       16,915     231,230
#   Hite Jinro Co., Ltd.                           133,008   3,264,838
    Hitejinro Holdings Co., Ltd.                    36,750     400,024
    HMC Investment Securities Co., Ltd.             90,880     912,752
#   Hotel Shilla Co., Ltd.                         161,958  10,462,226
#   Huchems Fine Chemical Corp.                    108,078   2,435,035
    Humax Co., Ltd.                                 47,973     567,528
#*  Hunus, Inc.                                     20,753      55,530
#   Huons Co., Ltd.                                 29,809     784,101
#   Husteel Co., Ltd.                               19,550     357,225
    Huvis Corp.                                     35,480     342,928
#   Huvitz Co., Ltd.                                29,082     507,830
    Hwa Shin Co., Ltd.                              87,220   1,051,759
    Hwacheon Machine Tool Co., Ltd.                  4,979     242,046
#   Hy-Lok Corp.                                    39,193     985,975
    Hyosung Corp.                                  121,019   8,158,566
*   Hyundai BNG Steel Co., Ltd.                     51,160     668,826
    Hyundai Corp.                                   58,941   1,842,722
#   Hyundai Development Co.                        299,750   6,662,932
#*  Hyundai Elevator Co., Ltd.                      42,802   2,425,794
#   Hyundai Engineering Plastics Co., Ltd.          93,890     601,618
#   Hyundai Greenfood Co., Ltd.                    232,990   3,711,097
    Hyundai Home Shopping Network Corp.             27,099   4,290,341
    Hyundai Hy Communications & Networks Co., Ltd. 114,410     513,047
    Hyundai Marine & Fire Insurance Co., Ltd.       27,130     775,178
#*  Hyundai Merchant Marine Co., Ltd.              215,410   2,787,235
#   Hyundai Mipo Dockyard                            2,711     431,485
    Hyundai Securities Co., Ltd.                   590,660   3,750,975
#   Hyunjin Materials Co., Ltd.                     65,164     430,303
*   HyVision System, Inc.                           40,533     624,320
#*  ICD Co., Ltd.                                   26,262     280,738
#*  IHQ, Inc.                                      102,820     227,523

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (Continued)
#   Il Dong Pharmaceutical Co., Ltd.                46,965 $  523,420
#   Iljin Display Co., Ltd.                         71,588  1,009,411
#   Iljin Electric Co., Ltd.                        81,849    473,285
#*  Iljin Materials Co., Ltd.                       66,150    760,236
#   Ilshin Spinning Co., Ltd.                        6,835    712,316
#   Ilsung Pharmaceuticals Co., Ltd.                 2,864    210,737
    Ilyang Pharmaceutical Co., Ltd.                 54,858  1,461,755
#   IM Co., Ltd.                                    65,996    285,816
#   iMarketKorea, Inc.                              88,230  2,099,005
#   iMBC Co., Ltd.                                  51,282    207,690
#*  Infinitt Healthcare Co., Ltd.                   24,327    191,886
#*  Infopia Co., Ltd.                               36,952    518,511
#*  Infraware, Inc.                                 73,042    840,277
#*  InkTec Co., Ltd.                                30,071    871,328
#   Innochips Technology, Inc.                      15,800    221,703
#   InnoWireless, Inc.                              21,995    235,073
*   Innox Corp.                                     43,492  1,045,072
    Intelligent Digital Integrated Securities
      Co., Ltd.                                      4,817     84,104
#*  Interflex Co., Ltd.                             38,115  1,136,812
    Intergis Co., Ltd.                               5,610     37,623
#   Interojo Co., Ltd.                              34,343    550,946
#   Interpark Corp.                                155,486  1,479,414
    INTOPS Co., Ltd.                                34,086    725,683
    Inzi Controls Co., Ltd.                         45,990    228,985
    INZI Display Co., Ltd.                          64,622    116,548
#*  IS Dongseo Co., Ltd.                            52,132    807,891
#   ISU Chemical Co., Ltd.                          57,600    896,025
#   IsuPetasys Co., Ltd.                           140,580    932,594
    Jahwa Electronics Co., Ltd.                     49,810    988,012
*   JB Financial Group Co., Ltd.                   301,249  2,058,933
#   JCEntertainment Corp.                           33,920    579,638
*   Jcontentree Corp.                               68,358    307,100
#   Jeil Pharmaceutical Co.                         28,520    346,602
*   Jeju Semiconductor Corp.                        16,648     77,639
#   Jinsung T.E.C.                                  70,489    398,112
#   JNK Heaters Co., Ltd.                           11,537     79,403
#*  Joymax Co., Ltd.                                21,192    795,958
#*  Jusung Engineering Co., Ltd.                    84,131    449,189
#*  JVM Co., Ltd.                                   15,235    694,345
    JW Holdings Co., Ltd.                          167,258    422,156
    JW Pharmaceutical Corp.                         41,681    604,134
    JW Shinyak Corp.                                13,120     54,274
#*  JYP Entertainment Corp.                         97,185    433,495
#   KC Cottrell Co., Ltd.                           28,203    298,597
    KC Green Holdings Co., Ltd.                     26,340    259,307
#   KC Tech Co., Ltd.                              123,092    563,994
*   KCO Energy, Inc.                                   120         --
#   KCP Co., Ltd.                                   33,708    380,746
*   Keangnam Enterprises, Ltd.                       5,833     18,674
#*  KEC Corp.                                      101,438     95,299
#   KEPCO Plant Service & Engineering Co., Ltd.     22,636  1,147,384
    Keyang Electric Machinery Co., Ltd.             66,240    203,974

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
SOUTH KOREA -- (Continued)
*   Keystone Global                                   96,405 $   81,271
    KG Chemical Corp.                                 12,790    211,052
#   Kginicis Co., Ltd.                                48,564    992,559
#   KGMobilians Co., Ltd.                             50,860    618,183
#*  KH Vatec Co., Ltd.                                54,402  1,385,424
#   KISCO Corp.                                       18,970    508,101
    KISCO Holdings Co., Ltd.                           2,292     89,471
    Kishin Corp.                                      49,420    372,875
#   KISWIRE, Ltd.                                     25,959    904,576
    KIWOOM Securities Co., Ltd.                       60,791  3,184,860
*   KMH Co., Ltd.                                     37,601    352,267
#*  KMW Co., Ltd.                                     19,362    362,989
#*  Koentec Co., Ltd.                                194,086    376,633
#   Koh Young Technology, Inc.                        42,489  1,265,897
#   Kolao Holdings                                    72,973  2,135,808
    Kolon Corp.                                       34,739    650,748
#*  Kolon Global Corp.                               174,260    634,826
#   Kolon Industries, Inc.                            85,903  4,797,073
#   Kolon Life Science, Inc.                          14,779  1,077,549
#*  Komipharm International Co., Ltd.                128,146    867,280
#   KONA I Co., Ltd.                                  33,794  1,049,021
    Kook Je Electric Korea Co., Ltd.                  20,162    321,725
    Kook Soon Dang Brewery Co., Ltd.                   6,375     37,676
    Korea Airport Service Co., Ltd.                    5,490    112,232
#   Korea Cast Iron Pipe Industries Co., Ltd.          8,530     30,884
#*  Korea Circuit Co., Ltd.                           51,766    656,989
    Korea District Heating Corp.                      15,021  1,405,166
    Korea Electric Terminal Co., Ltd.                 28,750  1,163,955
    Korea Export Packaging Industrial Co., Ltd.        4,840    112,244
*   Korea Flange Co., Ltd.                            10,590    134,950
#*  Korea Info & Comm                                 56,303    251,078
    Korea Investment Holdings Co., Ltd.              153,470  5,987,403
#   Korea Kolmar Co., Ltd.                            58,990  1,272,765
#   Korea Kolmar Holdings Co., Ltd.                   33,913    330,834
#*  Korea Petrochemical Ind Co., Ltd.                 14,789  1,035,608
#   Korea United Pharm, Inc.                          49,100    494,498
*   Korean Air Lines Co., Ltd.                        17,100    545,414
    Korean Reinsurance Co.                           398,077  4,461,495
#   Kortek Corp.                                      42,574    613,796
#   KPF                                               42,149    277,558
    KPX Chemical Co., Ltd.                             6,479    423,604
*   KSCB Co., Ltd.                                     7,972     36,494
*   KT Hitel Co., Ltd.                                34,702    272,822
    KT Skylife Co., Ltd.                              82,570  2,185,978
*   KTB Investment & Securities Co., Ltd.            279,130    626,250
    Kukdo Chemical Co., Ltd.                          18,632    887,636
#   Kumho Electric Co., Ltd.                          18,040    445,697
*   Kumho Industrial Co., Ltd.                        28,638    281,547
*   Kumho Investment Bank                          1,231,520    759,380
*   Kumho Tire Co., Inc.                             277,399  3,236,664
#*  Kun Wha Pharmaceutical Co., Ltd.                   7,580    177,596
    Kunsul Chemical Industrial Co., Ltd.              12,490    339,756

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
SOUTH KOREA -- (Continued)
#   Kwang Dong Pharmaceutical Co., Ltd.              178,847 $1,228,308
#*  Kwang Myung Electric Engineering Co., Ltd.       192,960    426,807
#*  Kyeryong Construction Industrial Co., Ltd.        10,030     82,828
    Kyobo Securities Co.                              98,440    423,362
#   Kyung Dong Navien Co., Ltd.                       28,750    492,131
    Kyung-In Synthetic Corp.                          81,020    328,605
*   Kyungbang, Ltd.                                    2,309    250,902
    Kyungchang Industrial Co., Ltd.                    3,525     31,946
    KyungDong City Gas Co., Ltd.                      10,786    886,033
    Kyungdong Pharm Co., Ltd.                         26,493    315,869
    Kyungnam Energy Co., Ltd.                         78,800    405,742
#   L&F Co., Ltd.                                     33,852    341,070
#*  LB Semicon, Inc.                                 158,270    318,242
#   LEENO Industrial, Inc.                            50,300  1,009,833
#   LG Fashion Corp.                                  97,025  2,971,887
    LG Hausys, Ltd.                                   32,510  3,934,933
#*  LG Innotek Co., Ltd.                              52,323  4,225,524
    LG International Corp.                           156,201  4,383,160
#*  LG Life Sciences, Ltd.                            51,993  2,296,959
    LIG Insurance Co., Ltd.                          199,300  4,960,451
#   Livart Furniture Co., Ltd.                        42,050    417,741
    LMS Co., Ltd.                                     10,935    174,935
#   Lock & Lock Co., Ltd.                            132,290  3,445,136
#*  Logistics Energy Korea Co., Ltd.                 149,840    400,877
#   Lotte Chilsung Beverage Co., Ltd.                  3,090  4,589,321
    Lotte Confectionery Co., Ltd.                      2,641  4,528,865
    Lotte Food Co., Ltd.                               3,776  2,330,304
#   LOTTE Himart Co., Ltd.                            35,877  2,821,465
*   Lotte Non-Life Insurance Co., Ltd.               113,024    320,122
*   Lotte Tour Development Co., Ltd.                   4,400     26,175
    LS Corp.                                          18,266  1,365,241
#   LS Industrial Systems Co., Ltd.                   72,572  4,548,100
#*  Lumens Co., Ltd.                                 171,451  1,538,456
    Macquarie Korea Infrastructure Fund            1,468,851  9,136,011
#*  Macrogen, Inc.                                    26,706    763,079
#   Maeil Dairy Industry Co., Ltd.                    34,032  1,403,623
#   Mando Corp.                                       60,934  8,214,702
#*  Medifron DBT Co., Ltd.                           122,134    479,624
*   Medipost Co., Ltd.                                 3,841    280,247
    Medy-Tox, Inc.                                    20,205  3,329,666
    MegaStudy Co., Ltd.                               23,359  1,630,290
#   Melfas, Inc.                                      80,390    809,994
    Meritz Finance Group, Inc.                        97,142    500,560
    Meritz Fire & Marine Insurance Co., Ltd.         249,565  3,510,454
    Meritz Securities Co., Ltd.                    1,043,095  1,653,532
    Mi Chang Oil Industrial Co., Ltd.                  2,078    153,776
    Mirae Asset Securities Co., Ltd.                 119,464  4,029,036
*   Miwon Chemicals Co., Ltd.                          1,890     60,506
    Miwon Commercial Co., Ltd.                           716    129,468
*   Miwon Specialty Chemical Co., Ltd.                 1,041    368,846
    MK Electron Co., Ltd.                             86,407    383,716
#   MNTech Co., Ltd.                                  86,871    629,494

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (Continued)
#   Modetour Network, Inc.                          53,178 $1,121,413
#   Monalisa Co., Ltd.                              68,050    169,895
    Moorim P&P Co., Ltd.                           133,920    786,935
    Motonic Corp.                                   55,530    498,900
    Muhak Co., Ltd.                                  4,720     85,356
#   Namhae Chemical Corp.                          120,134    820,615
    Namyang Dairy Products Co., Ltd.                 1,390  1,133,846
    National Plastic Co.                            56,060    277,092
#*  Neowiz Games Corp.                              65,519  1,066,757
*   NEOWIZ HOLDINGS Corp.                           24,844    262,137
*   Neowiz Internet Corp.                           12,143     98,831
    NEPES Corp.                                     94,472    906,990
#   Nexen Corp.                                     33,168  2,337,815
#   Nexen Tire Corp.                               161,910  2,427,355
#*  Nexolon Co., Ltd.                              188,870    203,555
    NH Investment & Securities Co., Ltd.           126,810    574,541
    NICE Holdings Co., Ltd.                         45,030    550,228
    NICE Information Service Co., Ltd.               3,914     11,305
#   NK Co., Ltd.                                    93,370    325,660
#   Nong Shim Holdings Co., Ltd.                     8,834    634,390
    NongShim Co., Ltd.                              16,201  3,923,176
    Noroo Holdings Co., Ltd.                         1,820     33,449
#   OCI Materials Co., Ltd.                         32,432  1,015,198
#*  OPTRON-TEC, Inc.                                75,216    813,063
#*  Orientbio, Inc.                                218,393    124,711
#*  OSANGJAIEL Co., Ltd.                            28,871    390,627
#*  Osstem Implant Co., Ltd.                        53,389  1,362,916
#*  Osung LST Co., Ltd.                             58,394    146,665
    Ottogi Corp.                                     5,962  1,925,720
#   Paik Kwang Industrial Co., Ltd.                 63,931    226,466
#   Pan-Pacific Co., Ltd.                           31,120     91,530
#*  PaperCorea, Inc.                               147,900    111,627
#   Paradise Co., Ltd.                              30,135    772,318
#   Partron Co., Ltd.                              184,812  2,976,029
#*  Pharmicell Co., Ltd.                           129,934    550,175
#   Poongsan Corp.                                 104,011  2,891,349
#   Poongsan Holdings Corp.                         16,717    442,999
#   POSCO Chemtech Co., Ltd.                         9,949  1,223,574
*   POSCO Coated & Color Steel Co., Ltd.             4,130     54,541
#   Posco ICT Co., Ltd.                            199,854  1,541,787
#   Posco M-Tech Co., Ltd.                          73,994    493,509
#*  Power Logics Co., Ltd.                         112,474    544,522
#*  PSK, Inc.                                       48,723    463,669
    Pulmuone Holdings Co., Ltd.                      4,811    237,826
#   Pyeong Hwa Automotive Co., Ltd.                 59,253  1,372,761
#*  Redrover Co., Ltd.                              93,761    789,148
    Reyon Pharmaceutical Co., Ltd.                   4,220     83,407
#   RFsemi Technologies, Inc.                       30,415    331,272
#   S&T Corp.                                        5,003     88,588
    S&T Dynamics Co., Ltd.                         129,682  1,735,351
#   S&T Holdings Co., Ltd.                          21,808    406,579
#   S&T Motiv Co., Ltd.                             50,410  1,423,719

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                   Shares   Value++
                                                   ------- ----------
SOUTH KOREA -- (Continued)
#*  S&T Motors Co., Ltd.                           188,180 $   87,237
    S-1 Corp.                                       68,527  4,086,666
#   S-Energy Co., Ltd.                              37,010    446,096
#   S-MAC Co., Ltd.                                 72,183    916,112
#   Saeron Automotive Corp.                          2,640     20,172
#*  Sajo Industries Co., Ltd.                       11,014    306,339
*   Sajodaerim Corp.                                   600      5,570
    Sam Young Electronics Co., Ltd.                 63,000    560,799
#   Sam Yung Trading Co., Ltd.                      54,602    870,997
    Samchully Co., Ltd.                             13,755  1,699,903
#   SAMHWA Paints Industrial Co., Ltd.               9,000     78,304
#*  Samick Musical Instruments Co., Ltd.           245,620    421,053
#   Samick THK Co., Ltd.                            35,630    265,445
#   Samjin Pharmaceutical Co., Ltd.                 57,606    733,101
#   Samkwang Glass                                  14,944    747,417
#   Samlip General Foods Co., Ltd.                   9,750    456,766
#   Samsung Fine Chemicals Co., Ltd.                93,648  4,232,869
*   SAMT Co., Ltd.                                  34,735     71,543
#*  Samyang Foods Co., Ltd.                         17,230    396,174
    Samyang Holdings Corp.                          20,208  1,688,251
    Samyang Tongsang Co., Ltd.                       1,760     42,842
#   Samyoung Chemical Co., Ltd.                    173,170    399,770
#   Sangbo Corp.                                    49,604    607,739
#*  Sapphire Technology Co., Ltd.                   17,767    750,100
#   Satrec Initiative Co., Ltd.                      5,805    103,918
    SAVEZONE I&C Corp.                              24,070    106,301
    SBS Contents Hub Co., Ltd.                      11,290    157,905
#   SBS Media Holdings Co., Ltd.                   192,730    839,441
#*  SBW                                            340,780    247,543
#   Seah Besteel Corp.                              65,015  1,699,498
    SeAH Holdings Corp.                              4,622    428,452
    SeAH Steel Corp.                                10,931    929,365
#   Sebang Co., Ltd.                                51,495    926,906
#*  Seegene, Inc.                                   35,327  1,925,749
#   Sejong Industrial Co., Ltd.                     48,360    758,015
    Sempio Foods Co.                                 7,350    148,165
#*  Seobu T&D                                       16,017    318,054
#   Seohan Co., Ltd.                               411,355    590,058
#*  Seohee Construction Co., Ltd.                  728,878    459,182
    Seoul Semiconductor Co., Ltd.                   36,969  1,538,274
    Seowon Co., Ltd.                                22,700     39,737
    SEOWONINTECH Co., Ltd.                          11,270    152,863
#*  Sewon Cellontech Co., Ltd.                     124,121    344,540
#   SEWOONMEDICAL Co., Ltd.                         95,161    313,358
#   SFA Engineering Corp.                           39,834  1,695,704
#*  SG Corp.                                       575,100    377,257
#*  SH Energy & Chemical Co., Ltd.                 256,860    214,317
    Shin Poong Pharmaceutical Co., Ltd.            133,125    638,770
*   Shine Co., Ltd.                                 29,263    270,165
*   Shinil Industrial Co., Ltd.                    166,800    219,709
#   Shinsegae Co., Ltd.                             35,692  8,985,590
    Shinsegae Information & Communication Co.,
      Ltd.                                           3,374    221,350

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
SOUTH KOREA -- (Continued)
#   Shinsegae International Co., Ltd.                  9,083 $  773,061
#*  Shinsung Solar Energy Co., Ltd.                  225,762    252,942
*   Shinsung Tongsang Co., Ltd.                      256,840    265,898
*   Shinwon Corp.                                     19,980     23,493
    Shinyoung Securities Co., Ltd.                    14,050    555,497
#*  Signetics Corp.                                  154,978    370,452
#   SIGONG TECH Co., Ltd.                             67,831    217,439
#   Silicon Works Co., Ltd.                           44,743  1,011,092
#   Silla Co., Ltd.                                   36,700  1,011,575
    Simm Tech Co., Ltd.                              114,351    848,645
#   SIMPAC, Inc.                                      73,030    434,188
    Sindoh Co., Ltd.                                  10,939    721,242
#   SJM Co., Ltd.                                     35,860    351,586
*   SK Broadband Co., Ltd.                           706,389  3,019,124
    SK Chemicals Co., Ltd.                            72,371  3,538,011
#*  SK Communications Co., Ltd.                       79,814    399,404
    SK Gas Co., Ltd.                                  18,415  1,299,632
    SK Networks Co., Ltd.                            660,780  4,148,210
*   SK Securities Co., Ltd.                        1,344,790  1,018,148
#   SKC Co., Ltd.                                    103,527  3,142,213
#   SL Corp.                                          65,030    905,690
#*  SM Culture & Contents Co., Ltd.                  124,158    338,909
#*  SM Entertainment Co.                              66,758  2,523,286
*   Solborn, Inc.                                     16,585     64,672
*   Solco Biomedical Co., Ltd.                        56,341     39,042
#   Songwon Industrial Co., Ltd.                      74,660    804,712
#*  Sonokong Co., Ltd.                                86,999    223,570
    Soulbrain Co., Ltd.                               15,801    788,368
*   Ssangyong Cement Industrial Co., Ltd.             99,641    555,264
#   Steel Flower Co., Ltd.                            29,816    173,473
*   STS Semiconductor & Telecommunications            20,624     77,001
    STX Corp. Co., Ltd.                              172,778    290,052
*   STX Engine Co., Ltd.                             115,112    568,670
*   STX Offshore & Shipbuilding Co., Ltd.            320,930    937,905
#*  STX Pan Ocean Co., Ltd.                          342,221    362,765
    Suheung Capsule Co., Ltd.                         32,370  1,154,315
    Sun Kwang Co., Ltd.                               15,705    264,721
#*  Sung Jin Geotec Co., Ltd.                         59,220    516,886
    Sung Kwang Bend Co., Ltd.                         31,103    851,481
#*  Sungchang Enterprise Holdings, Ltd.               23,520    392,709
*   Sungshin Cement Co., Ltd.                         40,950    216,145
    Sungwoo Hitech Co., Ltd.                         120,168  1,858,937
    Sunjin Co., Ltd.                                  23,265    468,650
*   Sunny Electronics Corp.                           55,680    213,782
#*  Suprema, Inc.                                     57,629  1,305,595
#*  Synopex, Inc.                                    261,562    496,066
#   Tae Kyung Industrial Co., Ltd.                    33,700    149,042
    Taekwang Industrial Co., Ltd.                      1,928  2,382,523
#*  Taesan LCD Co., Ltd.                               3,402     10,411
#*  Taewoong Co., Ltd.                                45,326  1,351,300
    Taeyoung Engineering & Construction Co., Ltd.    200,500  1,081,639
*   Taihan Electric Wire Co., Ltd.                   165,058    318,363

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
SOUTH KOREA -- (Continued)
    Tailim Packaging Industrial Co., Ltd.            141,790 $  347,576
#   TCC Steel                                         35,939    123,461
#*  Tera Resource Co., Ltd.                        1,023,294    459,192
#*  Tera Semicon Co., Ltd.                             9,203    124,716
*   TES Co Ltd/Korea                                  21,120    255,393
#*  Theall Medi Bio                                   45,340    129,981
#*  Theragen Etex Co., Ltd.                           26,682    180,683
#*  TK Chemical Corp.                                222,222    350,188
#   Tong Yang Moolsan Co., Ltd.                       22,590    199,368
    Tongyang Life Insurance                          192,400  2,041,292
    TONGYANG Securities, Inc.                         12,966     29,511
#*  Tongyang, Inc.                                   242,448    106,102
#*  Top Engineering Co., Ltd.                         43,811    194,402
#*  Toptec Co., Ltd.                                  39,069    583,713
    Tovis Co., Ltd.                                   29,767    236,495
#*  Trais Co., Ltd.                                   69,289    182,545
#   TS Corp.                                          18,630    491,341
#*  UBCare Co., Ltd.                                  58,297    156,509
    Ubiquoss, Inc.                                     8,722     64,827
#*  Ubivelox, Inc.                                    15,537    259,250
#   UI Display Co., Ltd.                              34,401    378,976
#   Uju Electronics Co., Ltd.                         31,398    562,270
    Unid Co., Ltd.                                    17,354  1,088,495
    Union Steel                                        8,052    117,342
#*  Uniquest Corp.                                    14,210    181,961
*   Unison Co., Ltd.                                  99,851    419,093
#   Value Added Technologies Co., Ltd.                39,778    460,142
#*  VGX International, Inc.                          145,790    199,943
#   Vieworks Co., Ltd.                                37,657    989,103
#   Visang Education, Inc.                            28,772    336,238
#*  Webzen, Inc.                                      31,367    250,041
#*  WeMade Entertainment Co., Ltd.                    29,203  1,300,446
#   Whanin Pharmaceutical Co., Ltd.                   43,130    446,268
#*  WillBes & Co. (The)                              269,780    274,215
#*  WiSoL Co., Ltd.                                   50,781    589,954
#*  Wonik IPS Co., Ltd.                              122,259  1,009,930
    Woojeon & Handan Co., Ltd.                        42,358    400,628
#*  Woongjin Chemical Co., Ltd.                      121,710  1,093,013
#*  Woongjin Energy Co., Ltd.                        212,231    429,766
#*  Woongjin Thinkbig Co., Ltd.                       72,299    412,892
#   Wooree ETI Co., Ltd.                             139,474    402,852
    Woori Financial Co., Ltd.                         54,928  1,147,105
    Woori Investment & Securities Co., Ltd.          617,082  6,517,131
#*  Wooridul Life Sciences, Ltd.                     119,500     57,468
#   WooSung Feed Co., Ltd.                            86,370    226,904
#   Y G-1 Co., Ltd.                                   70,378    812,395
    YESCO Co., Ltd.                                   13,100    432,306
#   YG Entertainment, Inc.                            26,398  1,271,308
#   Yoosung Enterprise Co., Ltd.                      62,110    296,418
#   YooSung T&S Co., Ltd.                             23,393     47,426
    Youlchon Chemical Co., Ltd.                       59,750    701,014
#   Young Poong Corp.                                  2,389  3,177,765

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares     Value++
                                                   --------- ------------
SOUTH KOREA -- (Continued)
*   Young Poong Mining & Construction Corp.            1,580 $         --
#   Young Poong Precision Corp.                       35,929      338,019
#   Youngone Corp.                                   103,584    3,505,263
#   Youngone Holdings Co., Ltd.                       28,420    1,730,847
    Yuhan Corp.                                       44,525    7,832,835
    YuHwa Securities Co., Ltd.                        13,060      145,652
#*  Yungjin Pharmaceutical Co., Ltd.                 469,292      782,984
                                                             ------------
TOTAL SOUTH KOREA                                             604,680,519
                                                             ------------
TAIWAN -- (13.9%)
#   A-DATA Technology Co., Ltd.                    1,078,000    3,174,165
    Ability Enterprise Co., Ltd.                   1,749,076    1,318,913
    AcBel Polytech, Inc.                           1,849,599    1,871,911
    Accton Technology Corp.                        2,461,763    1,344,908
#   Ace Pillar Co., Ltd.                             254,008      271,449
    ACES Electronic Co., Ltd.                        421,000      312,479
    ACHEM TECHNOLOGY Corp.                           831,764      478,374
#*  Acme Electronics Corp.                           542,295      696,054
    Acter Co., Ltd.                                  180,000      769,533
*   Action Electronics Co., Ltd.                     761,635      160,876
    Actron Technology Corp.                          263,150    1,068,017
#   Adlink Technology, Inc.                          473,985      882,769
#   Advanced Ceramic X Corp.                         222,000      988,763
    Advanced International Multitech Co., Ltd.       425,000      461,965
#   Advancetek Enterprise Co., Ltd.                  638,917      767,500
*   AGV Products Corp.                             2,428,801      793,830
#   AimCore Technology Co., Ltd.                     245,589      361,919
#   Airtac International Group                        19,260      139,375
#   Alcor Micro Corp.                                379,000      360,134
#   ALI Corp.                                      1,479,000    1,603,907
    Allis Electric Co., Ltd.                          54,000       18,393
    Alltop Technology Co., Ltd.                       54,000       47,897
#   Alpha Networks, Inc.                           1,582,763    1,028,290
    Altek Corp.                                    1,893,637    1,439,730
    Ambassador Hotel (The)                         1,385,000    1,378,868
#   AMPOC Far-East Co., Ltd.                         450,444      383,342
    AmTRAN Technology Co., Ltd.                    4,067,951    2,604,946
#   Anpec Electronics Corp.                          577,000      398,851
#   Apacer Technology, Inc.                          541,576      568,912
    APCB, Inc.                                       719,000      447,541
#   Apex Biotechnology Corp.                         465,483    1,243,143
    Apex International Co., Ltd.                     255,000      327,041
#   Apex Medical Corp.                               325,500      393,487
    Apex Science & Engineering                       140,907       79,978
    Arcadyan Technology Corp.                         95,000      131,686
    Ardentec Corp.                                 1,433,992      959,853
*   Arima Communications Corp.                       911,719      462,910
*   Asia Optical Co., Inc.                         1,143,000    1,135,380
#   Asia Plastic Recycling Holding, Ltd.             289,726      864,836
    Asia Polymer Corp.                             1,439,484    1,261,395
    Asia Vital Components Co., Ltd.                1,548,058      897,048
    ASROCK, Inc.                                     192,000      646,010

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
    Aten International Co., Ltd.                     430,479 $1,124,863
    Audix Corp.                                      519,000    550,538
    AURAS Technology Co., Ltd.                        99,585     67,999
    Aurora Corp.                                     541,499  1,133,262
    AV Tech Corp.                                    198,000    596,909
    Avermedia Technologies                           701,446    342,200
*   Avision, Inc.                                    729,000    284,158
    AVY Precision Technology, Inc.                   235,000    400,228
    Awea Mechantronic Co., Ltd.                      137,200    164,926
    Bank of Kaohsiung                              1,946,054    628,765
    Basso Industry Corp.                             581,000    674,158
*   BenQ Materials Corp.                             751,000    547,699
#   BES Engineering Corp.                          6,859,750  2,100,050
#   Bin Chuan Enterprise Co., Ltd.                   172,542    158,858
#   Bionet Corp.                                     191,000    302,363
#   Biostar Microtech International Corp.            865,975    316,342
#   Boardtek Electronics Corp.                       783,000    957,661
*   Bright Led Electronics Corp.                     601,520    262,473
    C Sun Manufacturing, Ltd.                        698,221    495,121
    Cameo Communications, Inc.                     1,147,818    377,262
    Capella Microsystems Taiwan, Inc.                161,598    572,637
#   Capital Securities Corp.                       8,209,142  2,811,949
#   Career Technology MFG. Co., Ltd.               1,388,000  1,321,962
#   Carnival Industrial Corp.                      1,753,000    527,815
    Cathay Chemical Works                             30,000     17,883
    Cathay Real Estate Development Co., Ltd.       3,801,000  2,650,549
    Celxpert Energy Corp.                            164,000     87,673
#*  Center Laboratories, Inc.                        487,693  1,101,432
    Central Reinsurance Co., Ltd.                    867,410    391,601
    ChainQui Construction Development Co., Ltd.      360,083    262,901
    Chaintech Technology Corp.                       173,241    243,813
*   Champion Building Materials Co., Ltd.          1,757,851    788,833
#   Chang Wah Electromaterials, Inc.                 196,132    534,165
    Channel Well Technology Co., Ltd.                 53,000     25,298
#   Charoen Pokphand Enterprise                      867,000    454,907
#   Chaun-Choung Technology Corp.                    330,000    635,971
    CHC Resources Corp.                              329,348    671,725
    Chen Full International Co., Ltd.                152,000    136,466
    Chenbro Micom Co., Ltd.                          294,000    344,345
    Cheng Loong Corp.                              4,169,383  1,971,906
#   Cheng Uei Precision Industry Co., Ltd.         1,982,331  4,157,201
#*  Chenming Mold Industry Corp.                     610,437    497,910
    Chia Chang Co., Ltd.                             547,000    710,960
*   Chia Hsin Cement Corp.                         2,128,121  1,086,225
#   Chien Kuo Construction Co., Ltd.               1,436,312    690,682
    Chilisin Electronics Corp.                       505,572    485,976
    Chime Ball Technology Co., Ltd.                  143,000    328,477
#   Chimei Materials Technology Corp.                698,000    714,566
#   Chin-Poon Industrial Co.                       1,754,207  2,927,670
    China Chemical & Pharmaceutical Co., Ltd.      1,394,000  1,191,530
#   China Ecotek Corp.                               187,000    501,565
#   China Electric Manufacturing Corp.             1,435,900    683,690

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
TAIWAN -- (Continued)
    China General Plastics Corp.                    1,636,640 $1,012,277
    China Glaze Co., Ltd.                             654,139    315,774
*   China Manmade Fibers Corp.                      5,236,879  2,224,482
#   China Metal Products                            1,312,003  1,943,510
    China Motor Corp.                                 586,609    560,576
*   China Rebar Co., Ltd.                              55,174         --
#   China Steel Chemical Corp.                        543,554  3,256,987
#   China Steel Structure Co., Ltd.                   655,000    815,054
    China Synthetic Rubber Corp.                    2,303,563  2,233,753
*   China United Trust & Investment Corp              164,804         --
*   China Wire & Cable Co., Ltd.                      592,000    277,184
    Chinese Gamer International Corp.                 155,000    268,194
    Chinese Maritime Transport, Ltd.                  543,850    699,944
    Chong Hong Construction Co.                       657,646  2,161,230
*   Chou Chin Industrial Co., Ltd                         825         --
    Chroma ATE, Inc.                                1,531,821  3,263,037
*   Chun YU Works & Co., Ltd.                       1,148,000    436,371
    Chun Yuan Steel                                 1,955,529    749,027
    Chung Hsin Electric & Machinery Manufacturing
      Corp.                                         1,995,000  1,554,240
*   Chung Hung Steel Corp.                          3,863,979  1,106,503
*   Chung Hwa Pulp Corp.                            2,616,031    842,471
    Chunghwa Chemical Synthesis & Biotech Co.,
      Ltd.                                            256,000    515,799
*   Chunghwa Picture Tubes, Ltd.                   16,151,000    885,862
*   Chyang Sheng Dyeing & Finishing Co., Ltd.          45,000     24,324
    Cleanaway Co., Ltd.                               173,000  1,080,658
    Clevo Co.                                       2,044,200  4,346,256
#*  CMC Magnetics Corp.                            13,033,960  2,196,661
    CoAsia Microelectronics Corp.                     472,500    258,058
    Collins Co., Ltd.                                 565,431    210,294
#   Compal Communications, Inc.                     1,459,000  2,496,168
    Compeq Manufacturing Co.                        4,826,000  2,438,111
*   Concord Securities Corp.                        1,491,000    390,612
    Continental Holdings Corp.                      1,959,067    713,675
    Coretronic Corp.                                3,332,000  2,914,289
*   Cosmo Electronics Corp.                           300,137    329,009
*   Cosmos Bank Taiwan                              1,044,926    521,264
#   Coxon Precise Industrial Co., Ltd.                525,000    924,327
    Creative Sensor, Inc.                              85,000     51,172
#*  Crystalwise Technology, Inc.                      521,000    403,266
#   CSBC Corp. Taiwan                               1,909,610  1,218,105
    Cub Elecparts, Inc.                                 7,000     22,954
    CviLux Corp.                                      353,039    423,262
    Cyberlink Corp.                                   413,697  1,205,332
#   CyberPower Systems, Inc.                          211,000    406,156
#   CyberTAN Technology, Inc.                       1,260,779  1,436,224
    D-Link Corp.                                    2,875,665  1,740,211
    DA CIN Construction Co., Ltd.                     910,711    807,727
#   Da-Li Construction Co., Ltd.                      459,220    531,259
    Dah Fung CATV Co., Ltd.                           265,540    515,907
    Darfon Electronics Corp.                        1,333,550  1,011,466
    Davicom Semiconductor, Inc.                       351,888    238,685
#   Daxin Materials Corp.                             192,000    421,545

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
    De Licacy Industrial Co.                          70,000 $   26,273
#   Delpha Construction Co., Ltd.                    991,931    403,406
    Depo Auto Parts Ind Co., Ltd.                    497,000  1,744,538
*   Der Pao Construction Co., Ltd.                   476,000         --
    DFI, Inc.                                        164,524    180,961
    Dimerco Express Corp.                            373,000    234,453
#   DYNACOLOR, Inc.                                  224,000    520,709
#*  Dynamic Electronics Co., Ltd.                  1,275,321    499,958
#   Dynapack International Technology Corp.          607,000  1,729,915
#*  E Ink Holdings, Inc.                           3,975,000  2,231,585
#   E-Lead Electronic Co., Ltd.                      307,942    488,024
    E-LIFE MALL Corp.                                362,000    831,600
#*  E-Ton Solar Tech Co., Ltd.                     2,396,209  1,474,132
*   Eastern Media International Corp.              4,196,337    692,736
    Edimax Technology Co., Ltd.                      850,108    378,864
    Edison Opto Corp.                                435,000    514,792
    Edom Technology Co., Ltd.                        172,776     83,501
#   eGalax_eMPIA Technology, Inc.                    220,255    560,825
#   Elan Microelectronics Corp.                    1,655,715  2,506,135
#   Elite Advanced Laser Corp.                       360,000    878,037
    Elite Material Co., Ltd.                       1,353,350  1,121,093
    Elite Semiconductor Memory Technology, Inc.    1,242,200  1,633,417
    Elitegroup Computer Systems Co., Ltd.          3,206,182  1,377,547
#   eMemory Technology, Inc.                         328,000    803,431
#   ENG Electric Co., Ltd.                           671,580    560,883
    Entie Commercial Bank                          1,833,603    944,730
*   Episil Technologies, Inc.                        873,000    302,762
    Eternal Chemical Co., Ltd.                     3,361,794  3,073,225
*   Etron Technology, Inc.                         1,395,000    676,578
*   Everest Textile Co., Ltd.                      1,017,562    298,280
    Evergreen International Storage & Transport
      Corp.                                        2,516,000  1,709,198
    Everlight Chemical Industrial Corp.            1,737,933  1,607,492
    Everlight Electronics Co., Ltd.                1,685,000  3,183,685
#*  Everspring Industry Co.                          501,000    297,123
#   Excelsior Medical Co., Ltd.                      487,654  1,076,207
#   Far Eastern International Bank                 6,577,820  2,729,911
#   Faraday Technology Corp.                       1,679,648  1,914,998
*   Farglory F T Z Investment Holding Co., Ltd.      142,000    108,926
    Federal Corp.                                  2,183,666  1,721,940
    Feedback Technology Corp.                        172,000    332,288
    Feng Hsin Iron & Steel Co.                     1,688,100  3,072,008
    Feng TAY Enterprise Co., Ltd.                  1,346,806  3,530,043
    Fine Blanking & Tool Co., Ltd.                    13,000     18,812
#   Firich Enterprises Co., Ltd.                     788,719  3,243,018
#*  First Copper Technology Co., Ltd.                929,000    301,740
    First Hotel                                      720,212    463,744
    First Insurance Co., Ltd.                      1,054,179    698,622
    First Steamship Co., Ltd.                      1,788,218  1,234,361
#   FLEXium Interconnect, Inc.                       812,839  2,531,810
    Flytech Technology Co., Ltd.                     418,838  1,554,704
    Forhouse Corp.                                 1,902,635    727,501
    Formosa Advanced Technologies Co., Ltd.          604,000    372,995

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
#*  Formosa Epitaxy, Inc.                          1,937,811 $1,178,961
#   Formosa International Hotels Corp.               158,243  1,905,510
#*  Formosa Laboratories, Inc.                       211,686    538,265
    Formosa Oilseed Processing                       304,567    147,258
#   Formosa Optical Technology Co., Ltd.             239,000    852,822
    Formosan Rubber Group, Inc.                    2,028,000  1,924,275
#   Formosan Union Chemical                        1,222,218    586,315
#   Fortune Electric Co., Ltd.                       502,078    313,462
    Founding Construction & Development Co., Ltd.    895,317    588,826
#   Foxlink Image Technology Co., Ltd.               619,000    389,796
*   Froch Enterprise Co., Ltd.                       843,000    275,304
    FSP Technology, Inc.                             810,887    748,769
#   Fullerton Technology Co., Ltd.                   505,600    416,178
#*  Fulltech Fiber Glass Corp.                     1,411,084    571,274
    Fwusow Industry Co., Ltd.                        750,186    461,327
    G Shank Enterprise Co., Ltd.                   1,056,013    653,828
#   G Tech Optoelectronics Corp.                     798,000  1,395,843
*   Gallant Precision Machining Co., Ltd.             21,000      8,996
*   Gamania Digital Entertainment Co., Ltd.          604,000    494,583
    GEM Terminal Industrial Co., Ltd.                 23,386      9,240
#   Gemtek Technology Corp.                        1,447,219  1,404,712
    General Plastic Industrial Co., Ltd.             137,553    145,695
#*  Genesis Photonics, Inc.                          975,363    574,040
#   Genius Electronic Optical Co., Ltd.              243,427    989,044
    Genmont Biotech, Inc.                            242,000    380,633
#   GeoVision, Inc.                                  223,527  1,467,521
#   Getac Technology Corp.                         2,105,360  1,159,260
#*  Giantplus Technology Co., Ltd.                   204,900     61,886
#   Giga Solar Materials Corp.                        87,400    914,538
#   Giga Solution Tech Co., Ltd.                     525,446    283,198
    Gigabyte Technology Co., Ltd.                  2,532,800  2,827,811
#*  Gigastorage Corp.                              1,377,561  1,111,030
*   Gintech Energy Corp.                           1,205,936  1,296,835
*   Global Brands Manufacture, Ltd.                1,376,359    491,229
    Global Lighting Technologies, Inc.               248,000    251,742
#   Global Mixed Mode Technology, Inc.               381,000  1,014,420
#   Global Unichip Corp.                             398,000    990,468
*   Globe Union Industrial Corp.                     809,944    615,729
    Gloria Material Technology Corp.               2,195,565  1,502,292
*   Gold Circuit Electronics, Ltd.                 2,165,227    565,611
    Goldsun Development & Construction Co., Ltd.   6,500,722  2,687,588
    Good Will Instrument Co., Ltd.                   200,703    123,435
#   Gourmet Master Co., Ltd.                         202,000  1,344,771
    Grand Pacific Petrochemical                    4,244,000  3,275,654
    Grape King Industrial Co.                        460,000  2,214,326
#   Great China Metal Industry                       754,000    895,406
    Great Taipei Gas Co., Ltd.                     1,467,000  1,109,400
    Great Wall Enterprise Co., Ltd.                1,939,057  1,747,624
#*  Green Energy Technology, Inc.                    977,457    865,208
#*  GTM Corp.                                        679,000    366,912
#   Gudeng Precision Industrial Co., Ltd.            170,200    304,353
    Hannstar Board Corp.                           1,493,049    606,688

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
TAIWAN -- (Continued)
*   HannStar Display Corp.                         10,217,495 $3,421,113
*   HannsTouch Solution, Inc.                       3,934,130  1,274,467
*   Harvatek Corp.                                    728,623    300,186
    Hey Song Corp.                                  1,877,000  2,153,028
#   Hi-Clearance, Inc.                                104,000    322,379
    Hiroca Holdings, Ltd.                              12,100     34,211
#*  HiTi Digital, Inc.                                253,467    235,363
    Hitron Technology, Inc.                           991,213    531,764
*   Hiyes International Co., Ltd.                       5,043      6,828
    Ho Tung Chemical Corp.                          3,549,191  1,732,876
#*  Hocheng Corp.                                   1,275,700    491,013
    Hold-Key Electric Wire & Cable Co., Ltd.          205,908     73,646
#   Holiday Entertainment Co., Ltd.                   248,800    303,803
    Holtek Semiconductor, Inc.                        829,000  1,276,015
    Holy Stone Enterprise Co., Ltd.                 1,020,728  1,287,967
    Hong Ho Precision Textile Co                       40,000     45,609
    Hong TAI Electric Industrial                    1,201,000    408,837
    Hong YI Fiber Industry Co.                         75,652     25,305
    Horizon Securities Co., Ltd.                    1,910,000    578,016
#*  Hota Industrial Manufacturing Co., Ltd.           817,000  1,343,579
#*  Howarm Construction Co., Ltd.                     683,811    413,276
    Hsin Kuang Steel Co., Ltd.                      1,317,443    839,683
    Hsin Yung Chien Co., Ltd.                         151,000    405,282
    Hsing TA Cement Co.                               620,000    234,002
    Hu Lane Associate, Inc.                           240,559    790,682
    HUA ENG Wire & Cable                            2,359,565    935,815
*   Hua Yu Lien Development Co., Ltd.                   3,701      6,690
    Huaku Development Co., Ltd.                     1,128,816  3,161,368
    Huang Hsiang Construction Co.                     568,800  1,142,455
    Hung Ching Development & Construction Co.,
      Ltd.                                            449,000    288,850
    Hung Poo Real Estate Development Corp.          1,293,185  1,343,369
    Hung Sheng Construction Co., Ltd.               2,545,400  2,174,604
    Huxen Corp.                                       268,244    423,892
*   Hwa Fong Rubber Co., Ltd.                         970,670    440,392
#   I-Chiun Precision Industry Co., Ltd.              924,313    600,711
    I-Sheng Electric Wire & Cable Co., Ltd.           547,000    800,482
    Ibase Technology, Inc.                            433,719    628,172
    Ichia Technologies, Inc.                        1,679,000    882,079
#   ICP Electronics, Inc.                             905,300  1,247,806
#   ILI Technology Corp.                              302,383    622,996
    Infortrend Technology, Inc.                       864,163    519,012
*   Inotera Memories, Inc.                          5,086,000  3,279,587
#   Insyde Software Corp.                             107,000    190,025
#   Integrated Memory Logic, Ltd.                     263,001    601,826
    International Games System Co., Ltd.              299,000    586,763
    ITE Technology, Inc.                              619,095    525,017
    ITEQ Corp.                                      1,193,614  1,327,537
#*  J Touch Corp.                                     601,000    456,283
*   Janfusun Fancyworld Corp.                         823,564    161,130
*   Jenn Feng New Energy Co., Ltd.                    286,000    100,922
    Jentech Precision Industrial Co., Ltd.            290,868    612,668
    Jess-Link Products Co., Ltd.                      776,900    721,904

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
    Jih Sun Financial Holdings Co., Ltd.           2,960,142 $  849,235
#   Johnson Health Tech Co., Ltd.                    294,221    840,611
#   K Laser Technology, Inc.                         228,000    131,375
    Kang Na Hsiung Enterprise Co., Ltd.              489,020    290,930
*   Kao Hsing Chang Iron & Steel                     784,000    307,679
#   Kaori Heat Treatment Co., Ltd.                   341,210    689,047
    Kaulin Manufacturing Co., Ltd.                   664,330    550,284
    KD Holding Corp.                                  40,000    257,280
    KEE TAI Properties Co., Ltd.                   1,903,473  1,367,241
*   Kenmec Mechanical Engineering Co., Ltd.          842,000    433,901
    Kerry TJ Logistics Co., Ltd.                   1,609,000  2,256,451
    Keysheen Cayman Holdings Co., Ltd.                 2,000      3,837
#   Kindom Construction Co.                        1,646,000  2,034,626
    King Slide Works Co., Ltd.                       241,550  2,138,049
    King Yuan Electronics Co., Ltd.                5,488,979  3,827,433
    King's Town Bank                               3,714,701  3,304,646
#*  King's Town Construction Co., Ltd.               929,210    899,106
    Kinik Co.                                        594,000  1,483,960
#   Kinko Optical Co., Ltd.                          747,000    766,843
    Kinpo Electronics                              5,249,157  2,339,341
#   KMC Kuei Meng International, Inc.                 35,875    158,656
    KS Terminals, Inc.                               407,482    395,755
    Kung Long Batteries Industrial Co., Ltd.         308,000    846,996
#   Kung Sing Engineering Corp.                    1,486,000    743,121
#   Kuo Toong International Co., Ltd.                649,000    878,040
#   Kuoyang Construction Co., Ltd.                 2,228,384  1,489,920
    Kwong Fong Industries                          1,305,760    972,226
    KYE Systems Corp.                              1,372,903    591,084
    L&K Engineering Co., Ltd.                        623,048    650,923
    LAN FA Textile                                   826,933    267,484
    Laser Tek Taiwan Co., Ltd.                        46,504     27,846
    LCY Chemical Corp.                               441,383    582,657
#   Leader Electronics, Inc.                         653,000    324,528
#   Leadtrend Technology Corp.                       162,086    212,238
    Lealea Enterprise Co., Ltd.                    3,260,542  1,198,673
    Ledtech Electronics Corp.                        207,000    130,404
#   LEE CHI Enterprises Co., Ltd.                    886,000    440,379
#*  Leofoo Development Co.                         1,394,000    594,530
#   LES Enphants Co., Ltd.                           850,754    656,157
#   Lextar Electronics Corp.                       1,179,500  1,007,825
*   Li Peng Enterprise Co., Ltd.                   2,720,388  1,349,879
#   Lian HWA Food Corp.                              312,289    416,285
    Lien Hwa Industrial Corp.                      2,446,676  1,581,787
    Lingsen Precision Industries, Ltd.             1,727,506    896,664
    Lite-On Semiconductor Corp.                    1,454,730    876,930
#   Long Bon International Co., Ltd.               1,495,945  1,200,157
    Long Chen Paper Co., Ltd.                      2,107,239    832,207
#   Longwell Co.                                     539,000    478,345
    Lotes Co., Ltd.                                  273,778    672,085
*   Lucky Cement Corp.                               677,000    185,520
#   Lumax International Corp., Ltd.                  448,769  1,145,194
    Macroblock, Inc.                                 141,000    323,706

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
TAIWAN -- (Continued)
#*  Macronix International                         17,113,481 $4,000,524
    MacroWell OMG Digital Entertainment Co., Ltd.      38,000    107,288
    Mag Layers Scientific-Technics Co., Ltd.            7,337     12,084
    Makalot Industrial Co., Ltd.                      683,202  4,124,280
    Marketech International Corp.                     612,000    373,298
    Masterlink Securities Corp.                     4,448,000  1,467,762
    Mayer Steel Pipe Corp.                            842,567    406,561
    Maywufa Co., Ltd.                                 170,322     96,458
#*  Medigen Biotechnology Corp.                       428,290  3,015,808
    Meiloon Industrial Co.                            393,809    304,227
    Mercuries & Associates, Ltd.                    1,478,991  1,111,547
    Merry Electronics Co., Ltd.                       966,169  3,308,291
    Micro-Star International Co., Ltd.              3,332,075  2,239,650
#*  Microbio Co., Ltd.                              1,664,607  1,964,804
#*  Microelectronics Technology, Inc.               1,074,019    694,723
    Microlife Corp.                                   167,600    473,054
#   MIN AIK Technology Co., Ltd.                      674,316  3,408,397
    Mirle Automation Corp.                            698,009    596,288
*   Mitac Holdings Corp.                            2,729,000  2,507,973
*   Mosel Vitelic, Inc.                             1,924,014    440,841
*   Motech Industries, Inc.                         1,592,000  2,962,093
    MPI Corp.                                         320,000    558,650
#   Nak Sealing Technologies Corp.                    248,954    642,263
#   Namchow Chemical Industrial, Ltd.                 760,000  1,281,486
#   Nan Kang Rubber Tire Co., Ltd.                  2,218,952  2,851,626
*   Nan Ren Lake Leisure Amusement Co., Ltd.          917,000    421,085
#*  Nan Ya Printed Circuit Board Corp.              1,197,000  1,616,810
#   Nantex Industry Co., Ltd.                       1,232,844    875,102
*   Nanya Technology Corp.                          2,937,000    407,692
    National Petroleum Co., Ltd.                      763,824    731,740
#*  Neo Solar Power Corp.                           2,859,190  3,046,775
    Netronix, Inc.                                    319,000    795,484
    New Asia Construction & Development Corp.         732,835    193,951
    New Era Electronics Co., Ltd.                     380,000    487,030
#*  Newmax Technology Co., Ltd.                       370,009  1,225,372
    Nexcom International Co., Ltd.                    232,257    179,714
    Nichidenbo Corp.                                  451,340    396,216
    Nien Hsing Textile Co., Ltd.                    1,173,436  1,273,139
    Nishoku Technology, Inc.                          124,000    175,191
#   Nuvoton Technology Corp.                          308,000    242,009
    O-TA Precision Industry Co., Ltd.                  17,000     11,920
#*  Ocean Plastics Co., Ltd.                          812,200  1,017,104
    Oneness Biotech Co., Ltd.                         281,000    483,261
    OptoTech Corp.                                  2,758,886  1,140,880
*   Orient Semiconductor Electronics, Ltd.          2,708,000    469,400
    Oriental Union Chemical Corp.                   2,859,267  3,040,712
#   Orise Technology Co., Ltd.                        343,000    532,387
    P-Two Industries, Inc.                             49,000     24,668
#   Pacific Construction Co.                          950,921    336,229
*   Pan Jit International, Inc.                     1,533,541    662,170
#   Pan-International Industrial                    1,761,331  1,409,601
    Parade Technologies, Ltd.                          50,401    376,831

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
TAIWAN -- (Continued)
    Paragon Technologies Co., Ltd.                    371,246 $  477,168
#   PChome Online, Inc.                               262,000  1,522,396
*   PharmaEngine, Inc.                                159,755  1,436,156
    Phihong Technology Co., Ltd.                    1,170,901    722,702
    Phoenix Tours International, Inc.                 273,000    525,375
#*  Phytohealth Corp.                                 472,929    698,573
*   Picvue Electronics, Ltd.                           72,760         --
#*  Pihsiang Machinery Manufacturing Co., Ltd.        547,534    590,727
    Pixart Imaging, Inc.                              666,150  1,264,092
    Plotech Co., Ltd.                                 115,000     40,927
#   Polytronics Technology Corp.                      280,027    568,931
#   Portwell, Inc.                                    457,000    427,191
    Posiflex Technologies, Inc.                        86,940    278,278
*   Potrans Electrical Corp.                          228,000         --
*   Power Quotient International Co., Ltd.            796,600    503,148
*   Powercom Co., Ltd.                                867,140    165,975
    Powertech Industrial Co., Ltd.                    367,000    212,099
    Poya Co., Ltd.                                    254,520  1,338,487
    President Securities Corp.                      3,460,488  1,949,604
#   Prime Electronics Satellitics, Inc.               670,822    524,570
    Prince Housing & Development Corp.              4,234,760  2,728,229
*   Procomp Informatics, Ltd.                          21,675         --
*   Prodisc Technology, Inc.                        1,707,199         --
#   Promate Electronic Co., Ltd.                      732,000    765,783
#   Promise Technology, Inc.                          638,286    727,975
*   Protop Technology Co., Ltd                        192,000         --
*   Qisda Corp.                                     6,881,900  1,596,802
#   Qualipoly Chemical Corp.                          275,000    242,767
    Quanta Storage, Inc.                              723,000    752,917
*   Quintain Steel Co., Ltd.                        1,777,824    412,035
#   Radium Life Tech Co., Ltd.                      2,397,235  2,097,663
    Ralec Electronic Corp.                            103,209    151,954
    Realtek Semiconductor Corp.                       931,644  2,165,952
    Rechi Precision Co., Ltd.                       1,169,448  1,167,844
*   Rexon Industrial Corp., Ltd.                       94,392     41,614
#   Rich Development Co., Ltd.                      2,669,036  1,146,423
    Richtek Technology Corp.                          654,000  2,947,208
#*  Ritek Corp.                                    13,129,387  2,131,163
    Rotam Global Agrosciences, Ltd.                    12,000     22,056
    Ruentex Engineering & Construction Co.             35,000     67,824
#   Run Long Construction Co., Ltd.                   380,000    413,906
*   Sainfoin Technology Corp.                         131,260         --
    Sampo Corp.                                     2,833,327    993,999
    San Fang Chemical Industry Co., Ltd.              612,632    585,298
    San Shing Fastech Corp.                           248,040    560,814
    Sanyang Industry Co., Ltd.                      3,375,628  5,907,287
    Sanyo Electric Taiwan Co., Ltd.                   496,400    652,486
    SCI Pharmtech, Inc.                               136,091    324,749
#   SDI Corp.                                         601,000    669,827
    Senao International Co., Ltd.                     445,541  1,422,843
#   Sercomm Corp.                                     839,000  1,171,384
#   Sesoda Corp.                                      692,212    744,842

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
    Shan-Loong Transportation Co., Ltd.               29,000 $   23,836
    Sheng Yu Steel Co., Ltd.                         605,980    463,470
#   ShenMao Technology, Inc.                         441,891    516,082
    Shih Her Technologies, Inc.                       95,000    207,599
    Shih Wei Navigation Co., Ltd.                    996,183    714,852
    Shihlin Electric & Engineering Corp.           1,301,000  1,644,731
*   Shihlin Paper Corp.                              555,000    882,674
    Shin Hai Gas Corp.                                 1,113      1,484
#   Shin Zu Shing Co., Ltd.                          615,144  1,355,219
#*  Shining Building Business Co., Ltd.            1,208,770    940,631
    Shinkong Insurance Co., Ltd.                   1,052,131    819,127
    Shinkong Synthetic Fibers Corp.                7,179,395  2,480,749
    Shinkong Textile Co., Ltd.                     1,068,542  1,436,301
    Shiny Chemical Industrial Co., Ltd.              243,000    424,375
    Shuttle, Inc.                                  1,381,152    604,309
    Sigurd Microelectronics Corp.                  1,698,974  1,645,925
#*  Silicon Integrated Systems Corp.               2,908,820    905,112
    Silicon Power Computer & Communications, Inc.    228,000    312,827
#   Silitech Technology Corp.                        459,848    594,257
#   Sinbon Electronics Co., Ltd.                     934,000  1,111,253
    Sincere Navigation Corp.                       1,460,786  1,357,844
#   Singatron Enterprise Co., Ltd.                   437,000    234,905
*   Sinkang Industries, Ltd.                         153,521     55,033
    Sinmag Equipment Corp.                           138,810    666,125
#*  Sino-American Silicon Products, Inc.           2,409,000  3,339,500
#   Sinon Corp.                                    1,748,510    979,348
#   Sinphar Pharmaceutical Co., Ltd.                 572,588  1,004,270
    Sinyi Realty Co.                                 832,286  1,523,545
#   Sirtec International Co., Ltd.                   603,000  1,158,880
    Sitronix Technology Corp.                        524,879    875,549
*   Siward Crystal Technology Co., Ltd.              536,000    252,177
    Soft-World International Corp.                   550,000  1,240,689
    Solar Applied Materials Technology Co.         1,603,581  1,365,332
#*  Solartech Energy Corp.                           254,000    216,404
    Solomon Technology Corp.                         142,723     62,308
#*  Solytech Enterprise Corp.                        974,000    361,089
    Sonix Technology Co., Ltd.                       806,000  1,097,413
#   Southeast Cement Co., Ltd.                     1,053,700    609,495
    Spirox Corp.                                      66,000     27,956
#   Sporton International, Inc.                      188,829    680,098
    St Shine Optical Co., Ltd.                       177,000  5,213,059
    Standard Chemical & Pharma                       461,571    807,267
*   Star Comgistic Capital Co., Ltd.               1,020,713    420,382
    Stark Technology, Inc.                           598,860    621,236
    Sunonwealth Electric Machine Industry Co.,
      Ltd.                                           662,487    384,336
*   Sunplus Technology Co., Ltd.                   1,808,000    661,321
    Sunrex Technology Corp.                          914,736    383,257
    Sunspring Metal Corp.                            221,000    654,429
*   Super Dragon Technology Co., Ltd.                159,382    111,178
    Supreme Electronics Co., Ltd.                    856,000    434,400
    Swancor Ind Co., Ltd.                            211,000    452,611
    Sweeten Construction Co., Ltd.                   577,206    374,256

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
TAIWAN -- (Continued)
    Syncmold Enterprise Corp.                         525,000 $  901,342
#   Synmosa Biopharma Corp.                           448,695    663,574
    Sysage Technology Co., Ltd.                       352,800    376,508
    Systex Corp.                                      242,388    460,007
    TA Chen Stainless Pipe                          2,808,248  1,344,898
*   Ta Chong Bank, Ltd.                             7,611,897  2,670,041
*   Ta Chong Securities Co., Ltd.                     209,000     63,966
    Ta Ya Electric Wire & Cable                     2,645,306    628,374
    Ta Yih Industrial Co., Ltd.                       194,000    386,982
#   TA-I Technology Co., Ltd.                         774,972    401,459
#   Tah Hsin Industrial Co., Ltd.                     474,000    463,077
    TAI Roun Products Co., Ltd.                       239,000     81,338
#   Tai Tung Communication Co., Ltd.                  115,000    145,861
#   Taichung Commercial Bank                        9,445,069  3,502,722
#   TaiDoc Technology Corp.                           184,000    499,391
    Taiflex Scientific Co., Ltd.                      865,000  1,795,190
#   Taimide Tech, Inc.                                446,000    366,124
    Tainan Enterprises Co., Ltd.                      643,370    729,313
    Tainan Spinning Co., Ltd.                       4,952,172  3,732,490
#*  Taisun Enterprise Co., Ltd.                     1,425,428    731,378
*   Taita Chemical Co., Ltd.                          741,951    317,403
#   Taiwan Acceptance Corp.                           390,480    979,656
    Taiwan Calsonic Co., Ltd.                          33,000     32,740
    Taiwan Chinsan Electronic Industrial Co., Ltd.    378,000    613,676
    Taiwan Cogeneration Corp.                       1,625,566  1,006,850
    Taiwan FamilyMart Co., Ltd.                        20,000    108,923
    Taiwan Fire & Marine Insurance Co.              1,055,338    841,821
*   Taiwan Flourescent Lamp Co., Ltd.                 176,000         --
    Taiwan FU Hsing Industrial Co., Ltd.              670,000    752,192
    Taiwan Hon Chuan Enterprise Co., Ltd.           1,216,814  2,564,838
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.    795,120    602,715
*   Taiwan Kolin Co., Ltd.                          1,356,000         --
#*  Taiwan Land Development Corp.                   3,367,798  1,292,605
*   Taiwan Life Insurance Co., Ltd.                 1,897,586  1,682,291
    Taiwan Line Tek Electronic                        404,529    342,368
    Taiwan Mask Corp.                               1,038,412    337,631
    Taiwan Navigation Co., Ltd.                       697,777    647,063
    Taiwan Paiho, Ltd.                              1,274,287  1,766,068
#   Taiwan PCB Techvest Co., Ltd.                   1,040,238  1,192,615
#   Taiwan Prosperity Chemical Corp.                  483,000    494,837
#*  Taiwan Pulp & Paper Corp.                       1,940,980    849,490
#   Taiwan Sakura Corp.                             1,398,003    904,227
    Taiwan Secom Co., Ltd.                          1,069,332  2,591,350
    Taiwan Semiconductor Co., Ltd.                  1,215,000    999,200
    Taiwan Sogo Shin Kong SEC                         997,278  1,239,703
*   Taiwan Styrene Monomer                          2,424,961  1,848,479
    Taiwan Surface Mounting Technology Co., Ltd.    1,061,550  1,512,061
#*  Taiwan TEA Corp.                                3,021,897  2,484,886
#   Taiwan Union Technology Corp.                     798,000    610,326
#   Taiyen Biotech Co., Ltd.                          969,000    829,159
*   Tang Eng Iron Works Co., Ltd.                      60,000     59,644
*   Tatung Co., Ltd.                               10,752,015  2,980,916

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TAIWAN -- (Continued)
#   Te Chang Construction Co., Ltd.                  392,840 $  357,804
*   Tecom Co., Ltd.                                  108,114     10,962
#*  Tekcore Co., Ltd.                                326,000    147,157
#   Ten Ren Tea Co., Ltd.                            187,980    278,573
    Test Research, Inc.                              757,821  1,031,220
    Test-Rite International Co., Ltd.              1,680,495  1,308,249
    ThaiLin Semiconductor Corp.                      226,000    135,604
    Thinking Electronic Industrial Co., Ltd.         403,204    467,606
    Thye Ming Industrial Co., Ltd.                   873,669  1,008,399
#   Ton Yi Industrial Corp.                        2,146,644  2,375,233
#   Tong Hsing Electronic Industries, Ltd.           625,963  3,311,411
    Tong Yang Industry Co., Ltd.                   1,818,741  2,832,068
    Tong-Tai Machine & Tool Co., Ltd.                932,599    894,806
    Topco Scientific Co., Ltd.                       691,572  1,212,344
    Topco Technologies Corp.                         114,000    281,428
#   Topoint Technology Co., Ltd.                     725,776    556,661
#   Toung Loong Textile Manufacturing                373,000  1,422,277
    Trade-Van Information Services Co.               239,000    217,608
#   Transasia Airways Corp.                          578,000    241,599
    Transcend Information, Inc.                       22,651     71,537
    Tsann Kuen Enterprise Co., Ltd.                  514,686    724,728
    TSC Auto ID Technology Co., Ltd.                  63,000    401,116
    Ttet Union Corp.                                 270,000    614,875
    TTFB Co., Ltd.                                     9,000     88,180
#   TTY Biopharm Co., Ltd.                           851,902  3,317,723
#   Tung Ho Steel Enterprise Corp.                 3,686,000  3,305,216
    Tung Ho Textile Co., Ltd.                        598,000    203,661
#   Tung Thih Electronic Co., Ltd.                   298,600    887,033
    TURVO International Co., Ltd.                    114,400    479,946
    TXC Corp.                                      1,349,053  1,665,383
*   TYC Brother Industrial Co., Ltd.                 573,980    327,690
*   Tycoons Group Enterprise                       2,368,182    471,876
*   Tyntek Corp.                                   1,563,393    382,301
    TZE Shin International Co., Ltd.                 336,232    135,029
#   Ubright Optronics Corp.                          149,500    347,806
    Unic Technology Corp.                             72,723     29,069
*   Union Bank Of Taiwan                           3,518,043  1,287,423
    Unitech Computer Co., Ltd.                       281,804    134,543
*   Unitech Printed Circuit Board Corp.            2,859,370  1,228,111
    United Integrated Services Co., Ltd.           1,093,439  1,207,420
#   Unity Opto Technology Co., Ltd.                1,413,500  1,107,183
    Universal Cement Corp.                         1,746,191  1,603,241
*   Unizyx Holding Corp.                           1,809,430    941,003
    UPC Technology Corp.                           3,551,447  1,716,238
    Userjoy Technology Co., Ltd.                      74,000    122,586
    USI Corp.                                      3,673,734  2,695,078
    Ve Wong Corp.                                    503,696    424,853
#*  Via Technologies, Inc.                           794,500    649,746
    Viking Tech Corp.                                 43,000     38,315
    Visual Photonics Epitaxy Co., Ltd.               806,696    814,956
#   Vivotek, Inc.                                    243,225  1,414,072
*   Wafer Works Corp.                              1,310,580    707,399

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
TAIWAN -- (Continued)
#   Wah Hong Industrial Corp.                         331,021 $    354,994
    Wah Lee Industrial Corp.                          819,000    1,313,037
*   Walsin Lihwa Corp.                              3,797,000    1,177,028
*   Walsin Technology Corp.                         2,427,873      650,932
*   Walton Advanced Engineering, Inc.               1,443,197      515,421
    Wan Hai Lines, Ltd.                             1,440,000      776,011
    WAN HWA Enterprise Co.                            633,992      322,786
    Waterland Financial Holdings Co., Ltd.          5,334,504    1,834,816
    Ways Technical Corp., Ltd.                        295,000      429,707
*   WEI Chih Steel Industrial Co., Ltd.               433,000       71,596
#   Wei Chuan Foods Corp.                           1,836,000    3,477,177
*   Wei Mon Industry Co., Ltd.                      1,682,282      552,311
    Weikeng Industrial Co., Ltd.                      957,100      709,824
    Well Shin Technology Co., Ltd.                    328,000      558,499
    Weltrend Semiconductor                          1,018,650      974,548
    Win Semiconductors Corp.                        2,659,000    2,345,303
#*  Winbond Electronics Corp.                      14,866,138    3,752,489
#*  Wintek Corp.                                    8,975,000    3,352,494
#   Wisdom Marine Lines Co., Ltd.                     792,120      950,540
    Wistron NeWeb Corp.                             1,133,021    2,728,854
#   WT Microelectronics Co., Ltd.                   1,366,879    1,632,798
    WUS Printed Circuit Co., Ltd.                   1,582,000      711,254
    X-Legend Entertainment Co., Ltd.                   10,500       47,696
#   XAC Automation Corp.                              241,000      330,832
#   Xxentria Technology Materials Corp.               587,000    1,124,718
    Yageo Corp.                                     6,829,200    2,325,899
    YC INOX Co., Ltd.                               1,562,171    1,095,423
#   YeaShin International Development Co., Ltd.       940,508      736,463
#   Yem Chio Co., Ltd.                              1,667,642    1,270,182
    YFY, Inc.                                       6,150,212    3,263,855
*   Yi Jinn Industrial Co., Ltd.                      735,312      199,810
*   Yieh Phui Enterprise Co., Ltd.                  4,730,338    1,496,377
    Young Fast Optoelectronics Co., Ltd.              617,872      678,223
#   Young Optics, Inc.                                264,111      552,121
#   Youngtek Electronics Corp.                        485,245      972,216
    Yufo Electronics Co., Ltd.                         98,000       64,743
    Yung Chi Paint & Varnish Manufacturing Co.,
      Ltd.                                            333,869      787,961
#   Yungshin Construction & Development Co.            39,000       95,208
    YungShin Global Holding Corp.                     800,300    1,562,157
#   Yungtay Engineering Co., Ltd.                   1,597,000    4,686,169
    Zeng Hsing Industrial Co., Ltd.                   238,349    1,399,466
    Zenitron Corp.                                    902,000      585,337
#*  Zig Sheng Industrial Co., Ltd.                  2,268,732      814,624
    Zinwell Corp.                                   1,425,586    1,535,153
    Zippy Technology Corp.                            581,948      579,925
#   ZongTai Real Estate Development Co., Ltd.         352,800      433,731
                                                              ------------
TOTAL TAIWAN                                                   632,416,334
                                                              ------------
THAILAND -- (4.5%)
    AAPICO Hitech PCL                                 964,380      523,631
    Aeon Thana Sinsap Thailand PCL                    142,500      414,337
    AJ Plast PCL                                    1,601,288      524,759

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ----------- ----------
THAILAND -- (Continued)
    Amarin Printing & Publishing PCL                    70,600 $   47,634
    Amata Corp. PCL                                  4,023,200  2,210,336
    AP Thailand PCL                                  9,955,060  1,743,135
*   Apex Development PCL                                 3,536         --
*   Asia Green Energy PCL                            1,555,700    129,954
    Asia Plus Securities PCL                        10,379,800  1,260,583
    Asian Insulators PCL                             1,794,300    899,312
    Bangchak Petroleum PCL                           4,164,400  4,448,717
    Bangkok Aviation Fuel Services PCL               1,389,217  1,138,154
    Bangkok Chain Hospital PCL                       8,478,437  1,729,737
    Bangkok Expressway PCL                           2,873,100  3,346,181
    Bangkok Insurance PCL                              128,701  1,529,940
    Bangkok Life Assurance PCL                       1,442,500  2,919,759
*   Bangkok Metro PCL                               44,329,600  1,566,669
*   Bangkok Rubber PCL                                  14,600         --
    Bangkokland PCL                                 81,318,070  4,493,721
    Bumrungrad Hospital PCL                          1,589,500  4,442,940
    CalComp Electronics Thailand PCL                11,679,200  1,163,230
*   Central Paper Industry P.L.C.                           20         --
    Central Plaza Hotel PCL                          3,664,700  4,621,349
    CH Karnchang PCL                                 5,788,200  4,128,451
    Charoong Thai Wire & Cable PCL                   1,317,400    444,424
    Christiani & Nielsen Thai                          417,800     95,305
    Country Group Securities PCL                     6,720,500    267,740
    CS Loxinfo PCL                                   1,759,200    627,377
    Delta Electronics Thailand PCL                   3,559,200  5,460,299
    Demco PCL                                          604,000    145,542
    Dhipaya Insurance PCL                              608,900    567,329
    Diamond Building Products PCL                    2,479,600    720,976
    DSG International Thailand PCL                   2,799,600    908,465
    Dynasty Ceramic PCL                              1,353,400  2,326,326
    Eastern Water Resources Development and
      Management PCL                                 4,333,100  1,768,044
    Electricity Generating PCL                         544,900  2,240,874
    Erawan Group PCL (The)                           8,149,270  1,235,809
    Esso Thailand PCL                               11,141,600  2,505,741
*   G J Steel PCL                                  130,617,600    293,758
*   G Steel PCL (Foreign)                           27,015,300    121,515
*   GFPT PCL                                         4,603,000  1,404,932
*   GMM Grammy PCL                                   1,791,660    892,232
*   Golden Land Property Development PCL             1,978,400    495,792
*   Grand Canal Land PCL                             2,499,000    240,867
    Gunkul Engineering PCL                           2,024,500  1,066,725
    Hana Microelectronics PCL                        2,170,996  1,590,320
    Hemaraj Land and Development PCL                33,959,700  3,796,940
    ICC International PCL                              204,600    262,940
*   Italian-Thai Development PCL                    19,673,827  3,697,731
*   ITV PCL                                          2,785,600     93,972
    Jasmine International PCL                        4,221,100  1,145,969
    Jaymart PCL                                      1,324,100    935,910
    Jubilee Enterprise PCL                             159,300    125,905
    Kang Yong Electric PCL                              23,900    190,432
    KCE Electronics PCL                              1,786,218  1,050,210

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares    Value++
                                                   ---------- ----------
THAILAND -- (Continued)
    KGI Securities Thailand PCL                     9,781,400 $  905,074
    Khon Kaen Sugar Industry PCL                    4,776,000  1,933,417
    Kiatnakin Bank PCL                              3,023,300  4,055,350
    Laguna Resorts & Hotels PCL                       197,000    205,703
    Lanna Resources PCL                             1,894,350    754,697
    LH Financial Group PCL                         26,770,146  1,143,913
    Loxley PCL                                      7,850,565  1,200,600
    LPN Development PCL(B00PXK5)                      411,500    289,537
    LPN Development PCL(B00Q643)                    4,549,000  3,200,742
    Major Cineplex Group PCL                        3,105,500  1,905,704
    Maybank Kim Eng Securities Thailand PCL           277,100    201,204
    MBK PCL                                           554,700  2,673,253
    MCOT PCL                                        2,352,600  2,626,598
*   MDX PCL                                           463,800    151,992
    Modernform Group PCL                              413,900    123,671
*   Muang Thai Insurance PCL                           43,788    125,561
    Muramoto Electron Thailand PCL                     14,000     66,683
*   Nation Multimedia Group PCL                    14,377,900    692,911
*   Natural Park PCL                               51,018,000     98,348
    Nava Nakorn PCL                                 1,715,500    139,996
    Noble Development PCL                             585,900    199,535
    Polyplex Thailand PCL                           2,300,700    753,964
    Precious Shipping PCL                           3,208,300  1,979,096
    Premier Marketing PCL                             136,500     37,716
    President Rice Products PCL                         3,375      4,337
    Property Perfect PCL                           21,874,700    766,054
    Pruksa Real Estate PCL                          7,084,800  5,076,017
    Quality Houses PCL                             33,101,508  3,233,047
*   Raimon Land PCL                                13,557,900    544,494
*   Regional Container Lines PCL                    2,243,400    475,709
    Robinson Department Store PCL                     101,625    172,232
    Rojana Industrial Park PCL                      5,372,000  1,320,347
    RS PCL                                          3,358,700    922,631
    Saha Pathana Inter-Holding PCL                    680,300    485,226
    Saha-Union PCL                                    746,600    911,512
*   Sahaviriya Steel Industries PCL                74,435,600    884,857
    Samart Corp. PCL                                3,447,700  2,237,543
    Samart I-Mobile PCL                            11,322,300  1,244,089
    Samart Telcoms PCL                              2,212,100  1,201,108
    Sansiri PCL                                    33,810,908  2,433,299
    SC Asset Corp PCL                              14,046,225  1,696,829
    SE Education PCL                                  168,069     26,999
*   Siam Commercial Samaggi Insurance PCL (The)        65,700     46,439
    Siam Future Development PCL                     6,419,521  1,371,560
    Siam Global House PCL                           6,084,983  3,734,078
    Siamgas & Petrochemicals PCL                    2,476,700  1,098,103
    Singer Thailand PCL                               386,400    255,738
    Sino Thai Engineering & Construction PCL        5,251,500  3,914,371
    SNC Former PCL                                    869,400    550,271
    Somboon Advance Technology PCL                  1,715,637    903,982
*   SPCG PCL                                        2,243,900  1,658,143
    Sri Ayudhya Capital PCL                            27,000     20,472

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares     Value++
                                                   ---------- ------------
THAILAND -- (Continued)
    Sri Trang Agro-Industry PCL                     4,616,690 $  2,002,420
    Srithai Superware PCL                             992,900      586,967
    STP & I PCL                                     5,087,440    3,318,073
    Supalai PCL                                     5,976,633    3,398,760
    Susco PCL                                         849,100      102,028
*   SVI PCL                                         7,584,900      901,659
    Symphony Communication PCL                        414,300      170,379
*   Tata Steel Thailand PCL                        18,704,100      510,795
    Thai Airways International PCL(6364971)           141,400       92,222
    Thai Airways International PCL(6888868)         6,320,600    4,122,351
    Thai Carbon Black PCL                             504,600      363,961
    Thai Central Chemical PCL                         194,300      174,792
    Thai Factory Development PCL                    5,343,780    1,528,021
    Thai Metal Trade PCL                              583,600      215,627
    Thai Rayon PCL                                      9,400        9,060
*   Thai Reinsurance PCL(6609995)                     833,200      105,472
*   Thai Reinsurance PCL(6609575)                   6,335,500      801,988
    Thai Rung Union Car PCL                           655,100      144,175
    Thai Stanley Electric PCL                         206,600    1,526,683
    Thai Steel Cable PCL                                3,400        1,759
    Thai Tap Water Supply PCL                      12,968,800    4,291,683
    Thai Vegetable Oil PCL                          2,939,475    1,718,826
    Thai Wacoal PCL                                    78,000      123,108
    Thai-German Ceramic PCL                         3,855,000      421,108
    Thaicom PCL                                     3,837,200    4,900,521
    Thanachart Capital PCL                          4,752,800    5,268,164
    Thitikorn PCL                                     742,400      274,300
*   Thoresen Thai Agencies PCL                      3,744,920    2,129,641
    Ticon Industrial Connection PCL                 3,708,187    2,120,666
    Tipco Asphalt PCL                                 684,790    1,309,076
*   TIPCO Foods PCL                                 1,278,482      386,112
    Tisco Financial Group PCL(B3KFW10)                677,900      958,316
    Tisco Financial Group PCL(B3KFW76)              2,220,100    3,138,455
    Toyo-Thai Corp. PCL(B5ML0B6)                      347,500      429,839
    Toyo-Thai Corp. PCL(B5ML0D8)                    1,290,600    1,596,405
    TPI Polene PCL                                  7,578,660    3,141,035
*   Tycoons Worldwide Group Thailand PCL              764,600      104,649
    Union Mosaic Industry PCL                       3,273,200    1,083,179
    Unique Engineering & Construction PCL           3,212,300      846,293
    Univanich Palm Oil PCL                            939,000      322,805
    Univentures PCL                                 7,086,000    1,764,386
    Vanachai Group PCL                              3,287,866      295,776
    Vibhavadi Medical Center PCL                    3,907,320    1,255,364
    Vinythai PCL                                    2,792,934    1,049,874
    Workpoint Entertainment PCL                       827,100      876,925
                                                              ------------
TOTAL THAILAND                                                 202,541,380
                                                              ------------
TURKEY -- (3.1%)
    Adana Cimento Sanayii TAS Class A                 457,995      938,235
#   Adel Kalemcilik Ticaret ve Sanayi A.S.             22,284      652,480
#*  Adese Alisveris Merkezleri Ticaret A.S.            39,999      176,012
    Akcansa Cimento A.S.                              429,680    2,400,072

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TURKEY -- (Continued)
#*  Akenerji Elektrik Uretim A.S.                  1,856,419 $1,243,516
#*  Akfen Holding A.S.                               747,158  1,620,930
*   AKIS Gayrimenkul Yatirimi A.S.                    45,283     71,382
#   Aksa Akrilik Kimya Sanayii                       843,653  3,479,617
    Aksigorta A.S.                                   995,287  1,384,876
*   Aktas Elektrik Ticaret A.S.                          370         --
    Alarko Holding A.S.                              682,424  2,018,964
#*  Albaraka Turk Katilim Bankasi A.S.             2,591,157  2,305,314
*   Altinyildiz Mensucat ve Konfeksiyon
      Fabrikalari A.S.                               110,344  2,748,250
*   Anadolu Anonim Tuerk Sigorta Sirketi           1,799,570  1,188,721
    Anadolu Cam Sanayii A.S.                         981,166  1,191,427
    Anadolu Hayat Emeklilik A.S.                     737,241  1,806,245
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.     42,525    438,461
    Aselsan Elektronik Sanayi Ve Ticaret A.S.              1          4
#*  Asya Katilim Bankasi A.S.                      5,934,410  6,012,532
#   Aygaz A.S.                                       124,525    566,850
#   Bagfas Bandirma Gubre Fabrik                      34,971    734,053
*   Banvit Bandirma Vitaminli Yem Sanayii ASA        297,934    432,482
#*  Baticim Bati Anadolu Cimento Sanayii A.S.        263,956    871,916
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret
      A.S.                                           885,060  1,049,360
    Bizim Toptan Satis Magazalari A.S.               181,001  2,172,691
    Bolu Cimento Sanayii A.S.                        514,692    734,958
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.    89,035  1,463,975
#*  Bosch Fren Sistemleri                                989     69,180
*   Boyner Buyuk Magazacilik                          31,905    153,152
    Brisa Bridgestone Sabanci Sanayi ve Ticaret
      A.S.                                           219,974    646,288
    Bursa Cimento Fabrikasi A.S.                     207,615    459,793
    Celebi Hava Servisi A.S.                          45,555    326,140
    Cimsa Cimento Sanayi VE Tica                     457,606  2,959,297
#*  Deva Holding A.S.                                683,187    720,423
    Dogan Gazetecilik A.S.                            59,365     48,385
*   Dogan Sirketler Grubu Holding A.S.             6,403,075  2,881,196
#*  Dogan Yayin Holding A.S.                       4,269,738  1,470,815
    Dogus Otomotiv Servis ve Ticaret A.S.            595,613  2,851,653
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.      491,290    441,501
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
      A.S.                                           265,518    580,955
#   Eczacibasi Yatirim Holding Ortakligi A.S.        354,065  1,136,202
    EGE Seramik Sanayi ve Ticaret A.S.               652,859    875,867
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.            1,950,686  2,468,634
    Fenerbahce Futbol A.S.                            12,739    222,230
#*  Galatasaray Sportif Sinai ve Ticari
      Yatirimlar A.S.                                 25,537    403,382
    Gentas Genel Metal Sanayi ve Ticaret A.S.        463,448    268,962
    Global Yatirim Holding A.S.                    2,001,945  1,381,570
    Goldas Kuyumculuk Sanayi Ithalat ve Ihracat
      A.S.                                             8,540        898
    Goltas Goller Bolgesi Cimento Sanayi ve
      Ticaret A.S.                                    46,627  1,332,926
    Goodyear Lastikleri TAS                           37,464  1,174,251
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.   389,125  1,173,303
#*  GSD Holding                                    2,411,631  1,517,914
#*  Gubre Fabrikalari TAS                            203,105  1,697,656
*   Gunes Sigorta                                    330,927    312,944
#*  Hurriyet Gazetecilik A.S.                      1,130,609    428,780
#*  Ihlas Holding A.S.                             6,179,444  2,287,018

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                    Shares    Value++
                                                   --------- ----------
TURKEY -- (Continued)
#*  Ihlas Madencilik A.S.                            111,106 $  398,843
#   Indeks Bilgisayar Sistemleri Muhendislik
      Sanayi ve Ticaret A.S.                          82,829    167,842
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.    1,329,455  3,366,422
*   Is Finansal Kiralama A.S.                        951,417    466,334
    Is Yatirim Menkul Degerler A.S. Class A          254,709    183,634
*   Isiklar Yatirim Holding A.S.                     237,725     63,125
#*  Izmir Demir Celik Sanayi A.S.                    545,301    752,347
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class A                         1,448,775  1,401,534
#*  Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class B                           692,748  1,502,353
*   Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret A.S. Class D                         6,197,721  3,892,861
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.        1,639,695    972,048
#   Kartonsan Karton Sanayi ve Ticaret A.S.            8,767  1,104,640
#*  Kerevitas Gida Sanayi ve Ticaret A.S.              5,801    105,368
#   Konya Cimento Sanayii A.S.                         8,645  1,255,985
    Kordsa Global Endustriyel Iplik ve Kord Bezi
      Sanayi ve Ticaret A.S.                         116,486    211,234
*   Koza Anadolu Metal Madencilik Isletmeleri A.S. 1,427,863  3,098,545
    Mardin Cimento Sanayii ve Ticaret A.S.           285,454    649,199
#*  Marshall Boya ve Vernik                           28,715    638,715
*   Menderes Tekstil Sanayi ve Ticaret A.S.          831,656    220,153
*   Metro Ticari ve Mali Yatirimlar Holding A.S.   1,233,710    413,360
*   Migros Ticaret A.S.                              218,349  1,940,004
*   Milpa                                             38,030     33,409
*   Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii
      A.S.                                           149,549     88,188
*   Mudurnu Tavukculuk A.S.                            1,740         --
    Mutlu Aku ve Malzemeleri Sanayi AS               110,210    399,561
*   Mutlu Yatirim Proje ve Gayrimenkul Gelistirme
      AS                                               2,459     31,436
*   Nergis Holding A.S.                                1,784         --
#   NET Holding A.S.                               1,387,517  1,655,180
#*  Net Turizm Ticaret ve Sanayi SA                1,076,216    473,323
#   Netas Telekomunikasyon A.S.                      216,273    804,112
    Nuh Cimento Sanayi A.S.                          339,327  1,906,175
    Otokar Otomotiv Ve Savunma Sanayi A.S.           107,742  3,478,397
*   Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S.                                   546,545  1,577,345
#*  Petkim Petrokimya Holding A.S.                 4,055,738  6,384,172
    Pinar Entegre Et ve Un Sanayi A.S.               139,619    538,124
    Pinar SUT Mamulleri Sanayii A.S.                 130,977  1,134,714
#*  Polyester Sanayi A.S.                            756,712    419,652
*   Raks Elektronik Sanayi ve Ticaret A.S.             2,730         --
*   Reysas Tasimacilik ve Lojistik Ticaret A.S.            1         --
    Sarkuysan Elektrolitik Bakir Sanayi ve
      Ticaret A.S.                                   248,999    380,441
*   Sekerbank TAS                                  2,761,333  2,612,670
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.      1,289,594  1,283,231
    Soda Sanayii A.S.                                987,383  1,304,438
*   TAT Konserve Sanayii A.S.                        638,808    817,418
    TAV Havalimanlari Holding A.S.                    12,381     89,585
    Tekfen Holding A.S.                            1,158,399  2,786,245
*   Teknosa Ic Ve Dis Ticaret A.S.                    15,820    104,413
#*  Tekstil Bankasi A.S.                           1,337,315  1,029,098
    Tofas Turk Otomobil Fabrikasi A.S.                     1          7
#   Trakya Cam Sanayi A.S.                         2,590,405  3,208,551
    Turcas Petrol A.S.                               628,196    985,591
    Turk Traktor ve Ziraat Makineleri A.S.           124,115  4,083,247

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                     Shares      Value++
                                                   ---------- --------------
TURKEY -- (Continued)
    Turkiye Sinai Kalkinma Bankasi A.S.             5,576,356 $    5,430,780
    Ulker Biskuvi Sanayi A.S.                         463,570      3,536,212
*   Uzel Makina Sanayii A.S.                          172,635             --
#*  Vestel Beyaz Esya Sanayi ve Ticaret A.S.          464,135        689,379
#*  Vestel Elektronik Sanayi ve Ticaret A.S.        1,090,031      1,116,094
*   Yapi Kredi Sigorta A.S.                           194,413      1,830,802
#*  Zorlu Enerji Elektrik Uretim A.S.               1,483,938        979,452
                                                              --------------
TOTAL TURKEY                                                     141,990,626
                                                              --------------
TOTAL COMMON STOCKS                                            3,995,438,691
                                                              --------------
PREFERRED STOCKS -- (1.3%)

BRAZIL -- (1.3%)
    Alpargatas SA                                     907,380      6,253,160
    Banco ABC Brasil SA                               578,128      3,557,544
    Banco Alfa de Investimento SA                       2,600          6,567
    Banco Daycoval SA                                 328,827      1,308,253
    Banco do Estado do Rio Grande do Sul SA Class
      B                                               712,347      5,131,415
    Banco Industrial e Comercial SA                   484,320      1,621,438
    Banco Indusval SA                                  11,800         31,962
    Banco Mercantil do Brasil SA                        8,069         39,689
*   Banco Panamericano SA                           1,003,800      2,370,712
    Banco Pine SA                                     181,035        849,921
    Banco Sofisa SA                                    92,600        114,140
    Bardella SA Industrias Mecanicas                      500         11,334
*   Battistella Adm Participacoes SA                   35,500         15,676
*   Bombril SA                                          4,300         11,951
*   Centrais Eletricas de Santa Catarina SA            78,000        621,219
    Cia de Gas de Sao Paulo Class A                   128,087      3,392,391
    Cia de Saneamento do Parana                       185,001        569,762
*   Cia de Tecidos do Norte de Minas - Coteminas            2              2
*   Cia de Transmissao de Energia Eletrica
      Paulista                                         81,500      1,162,590
    Cia Energetica de Sao Paulo Class B               276,200      2,883,380
    Cia Energetica do Ceara Class A                   188,311      3,316,160
    Cia Ferro Ligas da Bahia - Ferbasa                286,249      1,749,517
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA                                        995,500      4,428,846
*   Empresa Metropolitana de Aguas e Energia SA        23,900         61,158
    Energisa SA                                        71,200         72,559
    Eucatex SA Industria e Comercio                   206,827        620,177
    Forjas Taurus SA                                  553,232        532,798
    Fras-Le Middle East Class A                        30,300         74,747
*   Gol Linhas Aereas Inteligentes SA                 176,800        891,162
*   Inepar SA Industria e Construcoes                 248,468        123,944
    Marcopolo SA                                    3,359,100      8,659,771
    Parana Banco SA                                    52,900        336,812
    Randon Participacoes SA                         1,174,526      6,661,139
    Saraiva SA Livreiros Editores                     167,673      2,128,518
    Schulz SA                                           9,000         43,397
*   Sharp SA Equipamentos Eletronicos              30,200,000             --
    Unipar Participacoes SA Class B                 2,790,948        595,865

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                       Shares       Value++
                                                     ----------- --------------
BRAZIL -- (Continued)
      Whirlpool SA                                       139,716 $      273,228
                                                                 --------------
TOTAL BRAZIL                                                         60,522,904
                                                                 --------------
CHILE -- (0.0%)
      Coca-Cola Embonor SA Class B                         8,190         20,680
                                                                 --------------
COLOMBIA -- (0.0%)
      Avianca Holdings SA                                118,433        265,674
                                                                 --------------
TOTAL PREFERRED STOCKS                                               60,809,258
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*     Cia de Saneamento do Parana Rights 11/19/13         27,940             --
*     LLX Logistica SA Rights 11/12/13                   279,761          2,498
*     Refinaria de Petroleos de Manguinhos SA
        Rights 01/02/14                                   50,052          1,564
                                                                 --------------
TOTAL BRAZIL                                                              4,062
                                                                 --------------
CHILE -- (0.0%)
*     Salfacorp SA Rights 11/08/13                       158,270             93
                                                                 --------------
MALAYSIA -- (0.0%)
*     Malaysian Resources Corp. Bhd Warrants
        09/16/18                                       2,745,965        221,901
                                                                 --------------
POLAND -- (0.0%)
*     Polimex-Mostostal SA Rights                      2,699,832             --
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Hanwha General Insurance Co., Ltd. Rights
        11/08/13                                          59,982         16,964
*     Hyundai Merchant Marine Co., Ltd. Rights
        11/05/13                                          16,952             --
                                                                 --------------
TOTAL SOUTH KOREA                                                        16,964
                                                                 --------------
THAILAND -- (0.0%)
*     G J Steel PCL Rights 02/07/20                    5,379,492         34,567
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                   277,587
                                                                 --------------
                                                       Shares/
                                                        Face
                                                       Amount
                                                        (000)       Value+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund                  42,610,199    493,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $943,517 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued
        at $853,240) to be repurchased at $836,513   $       837        836,510
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 493,836,510
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,088,232,390)              $4,550,362,046
                                                                 ==============

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                            SHARES     VALUE++
                                                            ------     -------
COMMON STOCKS -- (90.5%)
BRAZIL --(8.0%)
    Banco Alfa de Investimento SA........................     82,400 $    235,408
    Banco do Brasil SA...................................  6,171,473   81,690,539
    Banco Santander Brasil SA............................  2,584,864   17,588,795
#   Banco Santander Brasil SA ADR........................ 18,012,780  124,828,565
    Bematech SA..........................................    765,100    2,645,507
*   BHG SA--Brazil Hospitality Group.....................    249,814    1,825,538
    BM&FBovespa SA....................................... 21,761,674  122,651,270
    BR Malls Participacoes SA............................    779,797    7,532,791
*   BrasilAgro--Co. Brasileira de Propriedades Agricolas.     36,700      165,845
#*  Braskem SA Sponsored ADR.............................    562,862    9,923,257
*   Brookfield Incorporacoes SA..........................  7,174,000    4,480,067
*   CCX Carvao da Colombia SA............................     41,400       21,989
    Cia Providencia Industria e Comercio SA..............    359,200    1,358,099
*   CR2 Empreendimentos Imobiliarios SA..................     99,200      183,292
    Cremer SA............................................    226,270    1,579,454
    Eternit SA...........................................    226,101      955,242
    Even Construtora e Incorporadora SA..................  4,862,748   18,054,056
*   Fertilizantes Heringer SA............................    274,800    1,052,368
*   Fibria Celulose SA...................................  2,233,764   29,047,676
#*  Fibria Celulose SA Sponsored ADR.....................  4,175,136   54,485,525
    Forjas Taurus SA.....................................    219,056      272,758
*   Gafisa SA............................................  3,259,978    4,388,461
#*  Gafisa SA ADR........................................  3,374,767    9,078,123
*   General Shopping Brasil SA...........................    159,730      684,598
    Gerdau SA............................................  2,010,263   13,357,812
#   Gerdau SA Sponsored ADR.............................. 14,806,992  117,419,446
    Grendene SA..........................................    480,704    4,333,863
    Hypermarcas SA.......................................  2,524,446   22,014,635
*   IdeiasNet SA.........................................    138,249      103,215
*   Industrias Romi SA...................................    635,500    1,774,314
    JBS SA............................................... 17,341,940   61,913,342
    JHSF Participacoes SA................................    667,727    1,660,401
    Kepler Weber SA......................................     99,469    1,236,136
*   Log-in Logistica Intermodal SA.......................    789,400    3,319,331
    Magnesita Refratarios SA.............................  3,286,466    9,107,193
*   Marfrig Alimentos SA.................................  5,057,848   10,226,485
*   Metalfrio Solutions SA...............................     56,600       88,401
*   MMX Mineracao e Metalicos SA.........................  1,724,296      635,312
    MRV Engenharia e Participacoes SA....................  2,584,157   11,110,366
*   Paranapanema SA......................................  4,401,343    9,355,528
*   PDG Realty SA Empreendimentos e Participacoes........ 31,849,819   28,609,446
    Petroleo Brasileiro SA...............................  6,386,835   55,668,560
#   Petroleo Brasileiro SA ADR........................... 20,410,443  355,754,021
#   Petroleo Brasileiro SA Sponsored ADR................. 22,111,474  401,544,368
*   Plascar Participacoes Industriais SA.................     36,555        8,446
    Positivo Informatica SA..............................    671,026    1,128,967
    Profarma Distribuidora de Produtos Farmaceuticos SA..    300,725    2,378,783
    Rodobens Negocios Imobiliarios SA....................    348,116    2,113,092
*   Rossi Residencial SA................................. 10,825,995   13,281,358
    Sao Carlos Empreendimentos e Participacoes SA........     68,000    1,190,788
    Sao Martinho SA......................................    529,663    7,459,896

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES        VALUE++
                                                      ------        -------
BRAZIL -- (Continued)
    SLC Agricola SA...............................     1,025,891 $    9,518,673
*   Springs Global Participacoes SA...............     1,522,300      1,263,941
    Sul America SA................................       289,290      2,113,213
*   Tecnisa SA....................................       861,104      3,568,437
    Tereos Internacional SA.......................       568,672        750,095
    TPI--Triunfo Participacoes e Investimentos SA.       311,200      1,429,377
    Trisul SA.....................................        95,461        188,738
*   Usinas Siderurgicas de Minas Gerais SA........     2,197,000     11,138,896
*   Vanguarda Agro SA.............................     3,973,779      6,652,531
    Via Varejo SA.................................        42,731        572,239
*   Viver Incorporadora e Construtora SA..........     3,077,692        414,470
                                                                 --------------
TOTAL BRAZIL......................................                1,669,133,338
                                                                 --------------

CHILE --(1.5%)
    Cementos BIO BIO SA...........................       665,307        732,669
    Cencosud SA...................................       907,749      3,701,789
    Cia General de Electricidad SA................     1,273,765      7,233,548
*   Cia Sud Americana de Vapores SA...............    57,702,158      2,667,307
    Cintac SA.....................................       155,202         42,428
    Corpbanca SA.................................. 1,137,122,867     12,728,082
    Cristalerias de Chile SA......................       264,624      2,253,973
    Cruz Blanca Salud SA..........................       264,642        180,512
*   CTI SA........................................         5,615         14,251
    Embotelladora Andina SA Class A ADR...........        19,478        504,480
    Empresas CMPC SA..............................    20,493,514     60,931,677
    Empresas COPEC SA.............................     2,248,477     32,784,605
    Empresas Hites SA.............................     1,508,443      1,230,761
    Empresas Iansa SA.............................    49,008,058      2,072,718
*   Empresas La Polar SA..........................        55,016         11,154
    Enersis SA....................................    80,177,319     26,880,932
    Enersis SA Sponsored ADR......................     5,622,312     92,768,148
    Gasco SA......................................       159,015      1,693,311
    Grupo Security SA.............................       990,395        343,768
    Inversiones Aguas Metropolitanas SA...........     6,055,897     11,257,942
    Invexans SA...................................    64,223,012      1,411,797
    Latam Airlines Group SA.......................       501,033      8,261,521
#   Latam Airlines Group SA Sponsored ADR.........       315,976      5,229,403
*   Madeco SA.....................................    64,223,012        488,960
    Masisa SA.....................................    42,602,089      3,141,900
    Parque Arauco SA..............................       167,834        323,464
    PAZ Corp. SA..................................     1,977,039      1,122,291
    Ripley Corp. SA...............................    11,773,657     10,333,468
    Salfacorp SA..................................     2,039,920      2,319,040
    Sociedad Matriz SAAM SA.......................    51,571,533      5,163,330
    Sociedad Quimica y Minera de Chile SA Class A.        27,840      1,046,043
    Socovesa SA...................................     5,770,951      1,637,489
    Soquimich Comercial SA........................       189,354         38,706
    Vina Concha y Toro SA.........................     1,559,467      2,862,943
    Vina Concha y Toro SA Sponsored ADR...........         2,846        105,444
    Vina San Pedro Tarapaca SA....................    57,038,434        339,440
                                                                 --------------
TOTAL CHILE.......................................                  303,859,294
                                                                 --------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               SHARES      VALUE++
                                                               ------      -------
CHINA -- (14.0%)
#   361 Degrees International, Ltd..........................   6,803,000 $  1,948,237
    Agile Property Holdings, Ltd............................  18,252,000   21,956,191
    Agricultural Bank of China, Ltd. Class H................ 255,464,000  123,106,826
    Air China, Ltd. Class H.................................   3,578,000    2,436,048
#*  Aluminum Corp. of China, Ltd. ADR.......................     267,643    2,435,551
#*  Aluminum Corp. of China, Ltd. Class H...................  11,832,000    4,375,264
    AMVIG Holdings, Ltd.....................................   5,605,100    2,630,988
#*  Angang Steel Co., Ltd. Class H..........................  16,143,640    9,774,138
    Anhui Tianda Oil Pipe Co., Ltd..........................   2,847,412      422,341
    Asia Cement China Holdings Corp.........................   7,821,500    4,278,197
    Asian Citrus Holdings, Ltd..............................   7,229,000    2,735,424
#*  Ausnutria Dairy Corp., Ltd..............................     268,000       50,468
*   AVIC International Holding HK, Ltd......................  19,134,285      728,120
*   AVIC International Holdings, Ltd........................   2,526,000      979,897
    Bank of China, Ltd. Class H............................. 989,630,331  465,927,610
    Bank of Communications Co., Ltd. Class H................ 110,893,574   81,256,211
    Baoye Group Co., Ltd. Class H...........................   2,117,120    1,531,857
    BBMG Corp. Class H......................................   3,594,000    2,569,441
    Beijing Capital International Airport Co., Ltd. Class H.  24,271,599   17,051,861
#   Beijing Capital Land, Ltd. Class H......................  18,113,060    6,522,928
    Beijing Enterprises Holdings, Ltd.......................   5,364,500   43,897,110
    Beijing Jingkelong Co., Ltd. Class H....................     461,000      160,646
    Beijing North Star Co., Ltd. Class H....................   8,382,000    1,883,109
    Boer Power Holdings, Ltd................................   1,318,000    1,000,641
#*  BYD Electronic International Co., Ltd...................  13,059,136    6,129,178
    C C Land Holdings, Ltd..................................  20,944,286    5,646,286
    Carrianna Group Holdings Co., Ltd.......................   3,394,391      568,241
    Central China Real Estate, Ltd..........................   8,003,350    2,615,375
    Changshouhua Food Co., Ltd..............................     600,000      634,615
#*  Chaoda Modern Agriculture Holdings, Ltd.................  37,445,412    4,306,222
    Chaowei Power Holdings, Ltd.............................      80,000       33,970
*   Chigo Holding, Ltd......................................  49,744,000    1,116,003
    China Aerospace International Holdings, Ltd.............  32,830,000    3,767,193
    China Agri-Industries Holdings, Ltd.....................  30,816,500   14,393,305
    China Aoyuan Property Group, Ltd........................  15,221,000    3,115,093
    China Automation Group, Ltd.............................   6,821,000    1,433,728
    China BlueChemical, Ltd.................................   3,450,878    2,213,740
*   China Chengtong Development Group, Ltd..................   4,696,000      175,347
    China CITIC Bank Corp., Ltd. Class H.................... 113,494,716   63,808,858
#   China Coal Energy Co., Ltd. Class H.....................  60,445,000   37,012,751
    China Communications Construction Co., Ltd. Class H.....  65,910,327   53,711,943
    China Communications Services Corp., Ltd. Class H.......  28,699,071   17,738,458
    China Construction Bank Corp. Class H................... 281,910,940  219,334,202
#*  China COSCO Holdings Co., Ltd. Class H..................  31,263,500   14,883,402
#   China Dongxiang Group Co................................  46,914,127    7,317,642
*   China Energine International Holdings, Ltd..............   5,818,390      472,502
    China Everbright, Ltd...................................  12,195,869   18,088,591
    China Fiber Optic Network System Group, Ltd.............     736,000      130,919
*   China Foods, Ltd........................................     132,000       59,954
*   China Glass Holdings, Ltd...............................   9,128,000    1,142,506
*   China Green Holdings, Ltd...............................   7,014,800      804,964
#*  China Haidian Holdings, Ltd.............................  22,761,108    2,143,672

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES      VALUE++
                                                                  ------      -------
CHINA -- (Continued)
    China High Precision Automation Group, Ltd.................     429,000 $     67,507
#*  China High Speed Transmission Equipment Group Co., Ltd.....  17,215,000    9,236,233
    China Hongqiao Group, Ltd..................................     309,500      195,106
*   China Huiyuan Juice Group, Ltd.............................   8,259,483    5,528,645
#   China ITS Holdings Co., Ltd................................   7,630,000    1,997,184
#   China Lumena New Materials Corp............................  53,360,000   11,425,344
    China Merchants Bank Co., Ltd. Class H.....................   2,470,096    4,911,523
    China Merchants Holdings International Co., Ltd............   9,288,279   32,866,977
#*  China Metal Recycling Holdings, Ltd........................   3,259,800    1,982,453
#*  China Mining Resources Group, Ltd..........................  22,647,100      279,202
#   China Minsheng Banking Corp., Ltd. Class H.................  50,567,500   57,947,185
    China Molybdenum Co., Ltd. Class H.........................      67,263       27,443
#   China National Building Material Co., Ltd. Class H.........  11,150,000   10,887,362
#   China National Materials Co., Ltd..........................  14,631,000    3,188,607
#*  China New Town Development Co., Ltd........................  19,348,022    1,794,899
    China Nickel Resources Holdings Co., Ltd...................   5,020,000      239,361
*   China Oriental Group Co., Ltd..............................      26,000        4,221
    China Petroleum & Chemical Corp. ADR.......................   1,291,935  103,832,800
    China Petroleum & Chemical Corp. Class H................... 212,971,575  172,402,097
#*  China Precious Metal Resources Holdings Co., Ltd...........   7,256,000    1,170,235
#*  China Properties Group, Ltd................................   7,347,000    1,892,340
    China Qinfa Group, Ltd.....................................   6,458,000      508,141
#   China Railway Construction Corp., Ltd. Class H.............  30,592,514   33,475,431
    China Railway Group, Ltd. Class H..........................   4,063,000    2,299,595
#*  China Rare Earth Holdings, Ltd.............................  20,151,000    3,092,582
    China Resources Land, Ltd..................................     146,107      423,257
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.......  23,473,500    2,783,622
    China SCE Property Holdings, Ltd...........................   1,715,000      396,692
#   China Shanshui Cement Group, Ltd...........................   3,662,000    1,299,620
#*  China Shipping Container Lines Co., Ltd. Class H...........  56,393,700   13,959,961
#*  China Shipping Development Co., Ltd. Class H...............  13,923,488    7,859,458
    China South City Holdings, Ltd.............................  13,892,462    4,340,786
#   China Southern Airlines Co., Ltd. Class H..................  20,688,000    7,570,055
    China Starch Holdings, Ltd.................................  18,995,000      546,193
*   China Sunshine Paper Holdings Co., Ltd.....................     436,500       42,114
    China Taifeng Beddings Holdings, Ltd.......................     640,000      141,033
    China Tianyi Holdings, Ltd.................................     988,000      156,493
*   China Tontine Wines Group, Ltd.............................   7,714,000      378,341
    China Travel International Inv HK..........................  52,275,631   10,114,563
    China Unicom Hong Kong, Ltd................................   4,822,000    7,531,754
#   China Unicom Hong Kong, Ltd. ADR...........................   7,316,862  114,143,047
*   China Vanadium Titano--Magnetite Mining Co., Ltd...........  14,828,000    2,331,238
*   China WindPower Group, Ltd.................................   2,910,000      118,199
#*  China Yurun Food Group, Ltd................................  10,128,000    6,721,311
*   China ZhengTong Auto Services Holdings, Ltd................     947,000      661,863
*   China Zhongwang Holdings, Ltd..............................  20,874,954    6,813,345
*   Chongqing Iron & Steel Co., Ltd. Class H...................   6,356,000      902,380
#   Chongqing Machinery & Electric Co., Ltd. Class H...........  18,992,000    2,351,022
#   Chongqing Rural Commercial Bank Class H....................   6,411,000    3,238,769
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd..   5,728,000    2,141,726
#   CITIC Pacific, Ltd.........................................  17,055,000   24,189,624
*   CITIC Resources Holdings, Ltd..............................  42,880,000    6,030,356

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES      VALUE++
                                                             ------      -------
CHINA -- (Continued)
#   Clear Media, Ltd......................................     666,000 $    512,543
*   Coastal Greenland, Ltd................................   2,202,000      100,671
#*  Comba Telecom Systems Holdings, Ltd...................   4,323,500    1,421,518
*   Comtec Solar Systems Group, Ltd.......................   6,346,000    1,389,766
    Cosco International Holdings, Ltd.....................  10,104,000    4,360,217
    COSCO Pacific, Ltd....................................  22,578,620   32,771,622
    Country Garden Holdings Co., Ltd......................   2,712,203    1,866,836
#   CPMC Holdings, Ltd....................................     129,000      103,099
    CSPC Pharmaceutical Group, Ltd........................  10,344,000    6,441,737
*   DaChan Food Asia, Ltd.................................   3,297,000      412,535
    Dalian Port PDA Co., Ltd. Class H.....................  14,226,000    3,301,397
    DaMing International Holdings, Ltd....................      32,000        6,206
    Dongyue Group.........................................     763,000      359,172
#*  Dynasty Fine Wines Group, Ltd.........................   9,228,600    1,714,070
    Embry Holdings, Ltd...................................     544,000      336,983
    EVA Precision Industrial Holdings, Ltd................   1,828,000      261,785
#   Evergrande Real Estate Group, Ltd.....................  27,726,000   11,733,476
    Evergreen International Holdings, Ltd.................   1,628,000      319,372
    Fantasia Holdings Group Co., Ltd......................  10,561,015    1,810,088
    Fosun International, Ltd..............................  14,695,744   14,182,301
#   Franshion Properties China, Ltd.......................  44,364,580   15,468,853
#   Fufeng Group, Ltd.....................................   2,658,000    1,131,752
*   GCL-Poly Energy Holdings, Ltd.........................      73,000       22,304
*   Global Bio-Chem Technology Group Co., Ltd.............  33,872,360    2,619,107
#*  Global Sweeteners Holdings, Ltd.......................  10,292,350      702,208
#*  Glorious Property Holdings, Ltd.......................  41,022,000    6,560,980
    Goldbond Group Holdings, Ltd..........................     960,000       39,785
#   Golden Meditech Holdings, Ltd.........................  11,909,359    1,428,963
    Goldlion Holdings, Ltd................................   1,298,000      634,647
#   GOME Electrical Appliances Holding, Ltd...............  77,549,000   12,101,715
*   Great Wall Technology Co., Ltd. Class H...............   7,550,035    2,181,359
    Greenland Hong Kong Holdings, Ltd.....................   3,730,575    2,635,823
#   Greentown China Holdings, Ltd.........................   7,954,591   15,424,776
    Guangdong Land Holdings, Ltd..........................   2,092,000      558,949
#   Guangshen Railway Co., Ltd. Class H...................     888,000      467,977
#   Guangshen Railway Co., Ltd. Sponsored ADR.............     426,392   11,214,109
    Guangzhou Automobile Group Co., Ltd. Class H..........  24,817,572   29,423,042
    Guangzhou R&F Properties Co., Ltd.....................  11,351,914   19,888,915
    Hainan Meilan International Airport Co., Ltd. Class H.   1,989,000    2,100,612
#*  Hanergy Solar Group, Ltd..............................  36,580,000    6,225,531
    Harbin Electric Co., Ltd. Class H.....................  11,119,474    6,982,275
*   Heng Tai Consumables Group, Ltd.......................  69,965,195    1,290,940
*   Hidili Industry International Development, Ltd........  18,872,000    3,133,889
#   HKC Holdings, Ltd.....................................  40,848,878    1,422,577
    Hopefluent Group Holdings, Ltd........................      48,000       18,374
#*  Hopson Development Holdings, Ltd......................  11,352,000   13,921,844
#   Hua Han Bio-Pharmaceutical Holdings, Ltd..............  15,654,525    3,622,537
*   Huscoke Resources Holdings, Ltd.......................   1,742,000       20,869
    Hutchison Harbour Ring, Ltd...........................   7,032,000      553,112
    Industrial & Commercial Bank of China, Ltd. Class H... 148,536,996  103,936,545
    Inspur International, Ltd.............................  33,726,713    1,391,843
    Jiangxi Copper Co., Ltd. Class H......................     770,000    1,478,223

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES      VALUE++
                                                             ------      -------
CHINA -- (Continued)
    Jingwei Textile Machinery Class H.....................      50,000 $    33,048
    Ju Teng International Holdings, Ltd...................  11,466,249   8,341,650
*   Kai Yuan Holdings, Ltd................................  63,040,000   1,546,005
*   Kaisa Group Holdings, Ltd.............................  21,380,632   6,517,025
*   Kasen International Holdings, Ltd.....................   1,885,000     348,572
    Kingboard Chemical Holdings, Ltd......................   9,260,845  24,102,263
    Kingboard Laminates Holdings, Ltd.....................   7,016,500   2,894,155
    KWG Property Holding, Ltd.............................  20,557,000  13,388,308
    Lai Fung Holdings, Ltd................................  56,830,560   1,427,903
    Le Saunda Holdings, Ltd...............................      64,000      29,217
    Lee & Man Paper Manufacturing, Ltd....................   9,142,000   6,544,907
#*  Li Ning Co., Ltd......................................   1,303,000   1,186,387
    Lianhua Supermarket Holdings Co., Ltd. Class H........     101,000      64,815
    Lijun International Pharmaceutical Holding Co., Ltd...   1,742,055     470,257
    Lingbao Gold Co., Ltd. Class H........................   4,154,000     909,518
*   LK Technology Holdings, Ltd...........................     112,500      22,216
*   Lonking Holdings, Ltd.................................   9,166,000   1,856,688
*   Loudong General Nice Resources China Holdings, Ltd....  21,592,800   1,418,513
#*  Maanshan Iron & Steel Class H.........................  25,898,000   6,612,187
    Maoye International Holdings, Ltd.....................   7,455,000   1,431,392
#*  Metallurgical Corp. of China, Ltd. Class H............  24,393,659   5,004,463
    MIE Holdings Corp.....................................     810,000     173,545
    MIN XIN Holdings, Ltd.................................   1,654,000     875,173
*   Mingfa Group International Co., Ltd...................      34,000       9,207
#   Minmetals Land, Ltd...................................  20,055,205   2,870,991
#   Minth Group, Ltd......................................   3,498,000   7,317,267
#*  MMG, Ltd..............................................   3,200,000     713,193
*   Nan Hai Corp., Ltd....................................  25,150,000     210,896
    New World China Land, Ltd.............................  25,450,600  14,006,759
    New World Department Store China, Ltd.................     565,000     326,543
#   Nine Dragons Paper Holdings, Ltd......................  19,937,000  16,424,146
    O-Net Communications Group, Ltd.......................   3,619,000     685,806
    Overseas Chinese Town Asia Holdings, Ltd..............     164,000      74,036
    Parkson Retail Group, Ltd.............................     823,000     281,472
#   Peak Sport Products Co., Ltd..........................  10,288,000   2,361,966
*   PetroAsian Energy Holdings, Ltd.......................   3,626,084      75,889
#   Poly Property Group Co., Ltd..........................  31,419,488  19,344,022
*   Pou Sheng International Holdings, Ltd.................   9,813,529     518,474
#   Powerlong Real Estate Holdings, Ltd...................  10,383,000   2,158,113
*   Prosperity International Holdings HK, Ltd.............  19,500,000     742,180
    Qingling Motors Co., Ltd. Class H.....................  12,058,000   3,701,943
    Qunxing Paper Holdings Co., Ltd.......................   5,020,071   1,306,656
*   Real Gold Mining, Ltd.................................   3,137,500     566,555
#   Real Nutriceutical Group, Ltd.........................  11,046,000   2,863,490
    Regent Manner International Holdings, Ltd.............     738,000     127,491
*   Renhe Commercial Holdings Co., Ltd....................  44,016,000   2,476,336
    REXLot Holdings, Ltd..................................  95,781,150   8,403,366
    Royale Furniture Holdings, Ltd........................   4,235,007     221,364
    Samson Holding, Ltd...................................   7,831,452   1,089,847
    Sany Heavy Equipment International Holdings Co., Ltd..   1,079,000     312,933
#*  Semiconductor Manufacturing International Corp........ 173,313,000  12,821,272
#*  Semiconductor Manufacturing International Corp. ADR...   1,331,701   4,874,026

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       SHARES      VALUE++
                                                                       ------      -------
CHINA -- (Continued)
#   Shandong Chenming Paper Holdings, Ltd. Class H..................   4,180,318 $ 1,709,293
    Shanghai Industrial Holdings, Ltd...............................   8,464,918  27,826,304
#*  Shanghai Industrial Urban Development Group, Ltd................  12,338,000   3,057,155
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H.  17,400,000   4,200,099
    Shanghai Prime Machinery Co., Ltd. Class H......................   7,700,000     903,798
*   Shanghai Zendai Property, Ltd...................................  19,155,000     376,610
    Shengli Oil & Gas Pipe Holdings, Ltd............................   9,946,500     539,339
    Shenzhen International Holdings, Ltd............................ 114,256,069  13,997,879
    Shenzhen Investment, Ltd........................................  40,044,234  16,023,582
    Shimao Property Holdings, Ltd...................................  22,765,535  57,039,807
*   Shougang Concord Century Holdings, Ltd..........................     402,299      16,049
*   Shougang Concord International Enterprises Co., Ltd.............  81,758,208   4,056,285
#   Shougang Fushan Resources Group, Ltd............................  43,564,594  14,613,873
    Shui On Land, Ltd...............................................  58,000,803  20,154,303
*   Sijia Group Co..................................................   1,152,649     203,680
    Silver Grant International......................................  20,310,804   2,775,488
*   SIM Technology Group, Ltd.......................................   9,345,000     391,897
*   Sino Dragon New Energy Holdings, Ltd............................     232,000       8,819
*   Sino Oil And Gas Holdings, Ltd..................................  81,430,000   2,230,067
    Sino-Ocean Land Holdings, Ltd...................................  44,240,213  28,052,717
#   Sinofert Holdings, Ltd..........................................  33,002,000   5,358,481
*   Sinolink Worldwide Holdings, Ltd................................  16,942,508   1,660,589
#   Sinopec Kantons Holdings, Ltd...................................   9,011,010   8,220,473
    Sinotrans Shipping, Ltd.........................................  16,063,416   5,283,014
    Sinotrans, Ltd. Class H.........................................  24,472,000   6,028,912
#   Sinotruk Hong Kong, Ltd.........................................   9,113,335   4,772,226
    SITC International Holdings Co., Ltd............................      52,000      22,053
#   Skyworth Digital Holdings, Ltd..................................  30,901,796  14,990,675
*   SMI Corp., Ltd..................................................  11,728,000     301,452
#   SOHO China, Ltd.................................................  29,586,388  25,973,185
*   Solargiga Energy Holdings, Ltd..................................   8,770,486     418,596
    Sparkle Roll Group, Ltd.........................................     600,000      40,278
#*  SRE Group, Ltd..................................................  41,222,285   1,486,501
    Sunac China Holdings, Ltd.......................................     835,000     579,449
    TCC International Holdings, Ltd.................................  14,035,056   5,194,826
*   TCL Communication Technology Holdings, Ltd......................   1,447,392   1,317,616
    TCL Multimedia Technology Holdings, Ltd.........................   7,636,200   3,143,563
    Texhong Textile Group, Ltd......................................   1,020,000   1,784,736
    Tian An China Investment........................................   7,019,000   5,793,304
    Tian Shan Development Holding, Ltd..............................     806,000     269,225
    Tiangong International Co., Ltd.................................  15,623,944   4,009,229
    Tianjin Port Development Holdings, Ltd..........................  13,033,657   2,269,018
#   Tianneng Power International, Ltd...............................   3,232,280   1,220,955
    Tomson Group, Ltd...............................................   2,979,206     922,864
*   Tonly Electronics Holdings, Ltd.................................     760,220     448,111
#   TPV Technology, Ltd.............................................  10,594,496   2,241,748
    Travelsky Technology, Ltd. Class H..............................  16,668,500  14,256,566
*   Trony Solar Holdings Co., Ltd...................................   8,775,000     713,047
#   Truly International Holdings....................................  16,069,500  10,256,254
*   VODone, Ltd.....................................................  39,256,000   3,391,930
    Wasion Group Holdings, Ltd......................................   5,697,291   3,569,366
    Weiqiao Textile Co. Class H.....................................   7,549,500   4,603,590

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES      VALUE++
                                                                ------      -------
CHINA -- (Continued)
#   West China Cement, Ltd................................... 27,984,000 $    4,184,696
#*  Winsway Coking Coal Holdings, Ltd........................  1,201,000         91,291
    Xiamen International Port Co., Ltd. Class H.............. 15,252,000      2,066,350
    Xiangyu Dredging Holdings, Ltd...........................    124,000         31,649
    Xingda International Holdings, Ltd....................... 10,726,000      6,517,798
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H...  4,837,000      2,840,663
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H.  1,354,800      1,383,169
#*  Xinjiang Xinxin Mining Industry Co., Ltd. Class H........ 10,075,000      1,582,256
    Xiwang Property Holdings Co., Ltd........................  9,790,736      1,400,479
    XTEP International Holdings..............................  2,464,500      1,214,608
*   Yanchang Petroleum International, Ltd.................... 46,150,000      2,024,594
    Yantai North Andre Juice Co. Class H.....................    199,000         49,637
#   Yanzhou Coal Mining Co., Ltd. Class H....................  4,038,000      4,183,463
    Yip's Chemical Holdings, Ltd.............................    438,000        368,068
    Youyuan International Holdings, Ltd......................    148,229         43,111
    Yuanda China Holdings, Ltd...............................    222,000         18,878
    Yuexiu Property Co., Ltd................................. 75,308,170     20,992,339
    Yuzhou Properties Co.....................................  1,997,960        489,767
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H..    242,600        146,405
*   Zhong An Real Estate, Ltd................................  4,970,800        986,351
#   Zoomlion Heavy Industry Science and Technology Co., Ltd..  1,261,600      1,167,033
                                                                         --------------
TOTAL CHINA..................................................             2,905,492,815
                                                                         --------------

COLOMBIA -- (0.1%)
    Almacenes Exito SA.......................................     13,287        222,580
    Cementos Argos SA........................................    599,201      3,163,272
*   Fabricato SA............................................. 18,582,617        140,915
    Grupo de Inversiones Suramericana SA.....................    587,587     11,643,994
    Grupo Nutresa SA.........................................    290,002      4,137,741
                                                                         --------------
TOTAL COLOMBIA...............................................                19,308,502
                                                                         --------------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S..................................................    159,805      4,598,659
    Pegas Nonwovens SA.......................................    135,370      4,201,345
    Telefonica Czech Republic A.S............................    575,228      9,379,338
*   Unipetrol A.S............................................  1,424,029     12,762,061
                                                                         --------------
TOTAL CZECH REPUBLIC.........................................                30,941,403
                                                                         --------------

HONG KONG -- (0.0%)
*   FU JI Food and Catering Services Holdings, Ltd...........    127,500         26,658
                                                                         --------------

HUNGARY -- (0.5%)
*   Danubius Hotel and SpA P.L.C.............................    122,501      2,676,210
#*  FHB Mortgage Bank P.L.C..................................      2,790          4,552
    Fotex Holding SE.........................................    451,256        485,425
    MOL Hungarian Oil and Gas P.L.C..........................     83,141      5,684,668
#   OTP Bank P.L.C...........................................  3,936,697     81,667,483
*   PannErgy.................................................    119,850        162,831
#*  Tisza Chemical Group P.L.C...............................    235,486      3,444,062
                                                                         --------------
TOTAL HUNGARY................................................                94,125,231
                                                                         --------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES     VALUE++
                                                     ------     -------
      INDIA -- (6.0%)
          Aban Offshore, Ltd......................    126,304 $   523,189
      *   ABG Shipyard, Ltd.......................    278,976   1,324,665
          Adani Enterprises, Ltd..................  2,856,396   9,637,539
          Aditya Birla Nuvo, Ltd..................    575,521  11,446,571
          Ajmera Realty & Infra India, Ltd........      2,214       2,018
          Akzo Nobel India, Ltd...................     37,121     503,382
          Alembic Pharmaceuticals, Ltd............    408,328   1,318,775
          Allahabad Bank..........................  2,114,906   3,151,743
      *   Alok Industries, Ltd....................  9,805,809   1,267,963
          Amara Raja Batteries, Ltd...............     14,826      75,661
          Amtek Auto, Ltd.........................  1,204,473   1,269,712
          Amtek India, Ltd........................    285,945     300,444
          Anant Raj, Ltd..........................  1,954,588   1,760,245
          Andhra Bank.............................  2,676,709   2,554,149
          Apollo Hospitals Enterprise, Ltd........     72,286   1,063,115
          Apollo Tyres, Ltd.......................  3,305,514   3,669,955
          Arvind, Ltd.............................  3,512,719   6,077,709
          Ashok Leyland, Ltd...................... 20,205,663   5,681,320
          Asian Hotels East, Ltd..................      1,050       2,337
          Atul, Ltd...............................     11,624      71,391
          Aurobindo Pharma, Ltd...................    837,283   2,949,930
          Axis Bank, Ltd..........................     54,894   1,093,006
          Bajaj Finance, Ltd......................     95,610   2,120,203
          Bajaj Finserv, Ltd......................     31,789     331,439
          Bajaj Hindusthan, Ltd...................  2,732,248     603,196
          Bajaj Holdings and Investment, Ltd......    380,476   5,117,286
          Ballarpur Industries, Ltd...............  4,000,857     835,233
          Balmer Lawrie & Co., Ltd................    120,671     607,394
          Balrampur Chini Mills, Ltd..............  2,524,982   1,684,488
          Bank of Baroda..........................  1,436,080  15,066,115
          Bank of India...........................  2,100,856   7,237,005
          Bank Of Maharashtra.....................  1,498,465     959,942
          BEML, Ltd...............................    112,246     343,325
          BGR Energy Systems, Ltd.................     82,794     155,679
          Bharat Electronics, Ltd.................     10,591     181,517
          Bharat Heavy Electricals, Ltd...........  3,259,960   7,480,733
          Bhushan Steel, Ltd......................  1,124,384   8,788,543
          Birla Corp., Ltd........................    131,129     458,588
          Bombay Burmah Trading Co................      1,746       3,221
          Bombay Dyeing & Manufacturing Co., Ltd..  1,237,789   1,376,225
      *   Bombay Rayon Fashions, Ltd..............     29,238      90,854
          Brigade Enterprises, Ltd................     10,795       9,803
          Cairn India, Ltd........................  7,011,708  36,411,736
          Canara Bank.............................  1,809,669   7,624,344
          Capital First, Ltd......................    273,553     682,338
          Central Bank Of India...................  3,187,732   2,823,763
          Century Textiles & Industries, Ltd......    661,122   2,939,534
          Chambal Fertilizers & Chemicals, Ltd....  1,677,990     948,905
          City Union Bank, Ltd....................  1,450,289   1,135,991
          Claris Lifesciences, Ltd................     86,438     248,484
          Coromandel International, Ltd...........     25,570      92,236
          Corp. Bank..............................    422,867   1,969,705

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                           ------     -------
INDIA -- (Continued)
    Cox & Kings, Ltd.....................................   100,113 $   149,526
*   Cranes Software International, Ltd...................   114,443       9,201
    Crompton Greaves, Ltd................................   196,049     336,734
    Dalmia Bharat, Ltd...................................   159,852     312,682
*   DB Realty, Ltd....................................... 1,426,693   1,416,843
    DCM Shriram Consolidated.............................   216,498     195,004
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   424,886     724,960
    Dena Bank............................................ 1,288,549   1,124,501
*   Development Credit Bank, Ltd......................... 2,874,325   2,395,654
    Dewan Housing Finance Corp., Ltd.....................   115,020     286,592
    DLF, Ltd............................................. 8,739,385  21,537,416
    Dredging Corp. Of India, Ltd.........................    65,400     269,450
    Edelweiss Financial Services, Ltd.................... 1,091,035     540,853
*   Educomp Solutions, Ltd...............................   759,504     294,723
    Eicher Motors, Ltd...................................    23,207   1,494,290
    EID Parry India, Ltd.................................   818,733   1,904,450
    EIH, Ltd.............................................   877,249     784,490
    Elder Pharmaceuticals, Ltd...........................   109,689     563,122
    Electrosteel Castings, Ltd...........................   821,207     181,457
*   Era Infra Engineering, Ltd........................... 1,059,075     653,247
    Eros International Media, Ltd........................    28,242      72,480
    Escorts, Ltd......................................... 1,425,781   2,243,432
    Ess Dee Aluminium, Ltd...............................    42,453     350,662
*   Essar Oil, Ltd....................................... 1,456,017   1,233,868
    Essar Ports, Ltd.....................................   667,039     662,222
*   Essar Shipping, Ltd..................................   251,119      72,792
    Essel Propack, Ltd...................................   724,110     505,297
    Federal Bank, Ltd.................................... 9,157,930  12,284,447
*   Federal-Mogul Goetze India, Ltd......................     3,731      11,948
    Finolex Cables, Ltd..................................   562,944     554,184
    Finolex Industries, Ltd..............................   695,629   1,457,798
*   Firstsource Solutions, Ltd...........................   326,484     110,016
*   Fortis Healthcare, Ltd............................... 1,369,445   2,185,037
*   Future Consumer Enterprise, Ltd......................   145,968      13,936
*   Future Lifestyle Fashions, Ltd.......................     4,709       5,440
    GAIL India, Ltd......................................   904,199   5,180,826
    Gammon India, Ltd....................................   162,933      35,185
    Gateway Distriparks, Ltd.............................   231,605     428,806
*   Gitanjali Gems, Ltd..................................   405,156     429,364
    Graphite India, Ltd..................................   586,551     720,469
    Grasim Industries, Ltd...............................    15,142     693,069
    Great Eastern Shipping Co., Ltd. (The)............... 1,018,431   4,612,695
*   GTL Infrastructure, Ltd.............................. 1,550,337      40,389
    Gujarat Alkalies & Chemicals, Ltd....................   449,629   1,178,033
    Gujarat Fluorochemicals, Ltd.........................   254,828   1,030,202
    Gujarat Mineral Development Corp., Ltd...............    22,374      37,435
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..   729,530     730,965
*   Gujarat NRE Coke, Ltd................................ 3,619,364     766,401
    Gujarat State Fertilisers & Chemicals, Ltd........... 2,186,080   2,123,359
    Gujarat State Petronet, Ltd.......................... 1,637,688   1,490,962
    Gulf Oil Corp., Ltd..................................   239,031     307,381
    HBL Power Systems, Ltd...............................   238,276      36,470

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES     VALUE++
                                                        ------     -------
   INDIA -- (Continued)
   *   HCL Infosystems, Ltd..........................  1,297,616 $    496,058
       HEG, Ltd......................................    138,303      387,257
   *   HeidelbergCement India, Ltd...................    699,011      426,275
   *   Hexa Tradex, Ltd..............................    270,573       61,711
       Hindalco Industries, Ltd...................... 21,204,295   39,765,793
       Hinduja Global Solutions, Ltd.................     60,085      363,921
       Hinduja Ventures, Ltd.........................     67,133      290,987
   *   Hindustan Construction Co., Ltd...............  7,005,199    1,614,267
   *   Hotel Leela Venture, Ltd......................  1,571,597      400,431
   *   Housing Development & Infrastructure, Ltd.....  5,496,603    3,822,976
       HSIL, Ltd.....................................    187,119      248,129
       ICICI Bank, Ltd...............................    590,476   10,720,668
       ICICI Bank, Ltd. Sponsored ADR................  3,394,535  126,684,046
       IDBI Bank, Ltd................................  4,050,509    4,455,625
       Idea Cellular, Ltd............................  2,084,780    5,837,885
       IDFC, Ltd.....................................  6,072,777   10,494,915
       IFCI, Ltd.....................................  6,602,323    2,617,533
       India Cements, Ltd............................  3,824,624    3,110,287
       India Infoline, Ltd...........................  2,848,913    2,640,342
       Indiabulls Housing Finance, Ltd...............  1,795,884    6,172,896
   *   Indiabulls Infrastructure and Power, Ltd...... 10,265,089      609,007
       Indiabulls Real Estate, Ltd...................  2,937,281    2,999,354
       Indian Bank...................................  1,269,647    1,741,669
       Indian Hotels Co., Ltd........................  4,834,301    3,854,588
       Indian Overseas Bank..........................  3,114,234    2,581,709
       Indo Rama Synthetics India....................     20,657        6,354
       Infotech Enterprises, Ltd.....................     26,080      106,706
       ING Vysya Bank, Ltd...........................    265,599    2,549,723
       Ingersoll-Rand India, Ltd.....................     30,001      162,084
   *   IVRCL, Ltd....................................    621,115      132,169
       Jai Corp., Ltd................................    933,327      761,218
       Jain Irrigation Systems, Ltd..................  2,286,369    2,488,219
       Jaiprakash Associates, Ltd.................... 20,703,122   16,048,175
       Jammu & Kashmir Bank, Ltd.....................    313,797    6,702,446
       Jaypee Infratech, Ltd.........................    919,378      267,887
       JB Chemicals & Pharmaceuticals, Ltd...........    373,888      617,222
       JBF Industries, Ltd...........................    157,552      207,969
   *   Jet Airways India, Ltd........................    113,716      630,081
       Jindal Poly Films, Ltd........................    188,270      427,718
   *   Jindal Poly Investments and Finance Co., Ltd..     53,426        4,521
       Jindal Saw, Ltd...............................  2,076,447    1,610,093
   *   Jindal Stainless, Ltd.........................    816,596      509,455
       Jindal Steel & Power, Ltd.....................  1,968,704    7,711,468
       JK Cement, Ltd................................    130,262      410,748
       JK Lakshmi Cement, Ltd........................    377,490      413,259
       JM Financial, Ltd.............................  4,580,382    2,075,329
       JSW Energy, Ltd...............................  5,496,957    4,146,908
       JSW Steel, Ltd................................  1,799,096   25,208,355
       Jubilant Life Sciences, Ltd...................    566,698      920,355
       Kakinada Fertilizers, Ltd.....................  2,082,494      379,868
       Kalpataru Power Transmission, Ltd.............    220,665      278,756
   *   Kalyani Investment Co., Ltd...................        849        4,294

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES    VALUE++
                                                       ------    -------
      INDIA -- (Continued)
          Karnataka Bank, Ltd........................ 2,195,065 $3,624,844
          Karur Vysya Bank, Ltd......................   313,960  1,750,410
          KEC International, Ltd.....................   377,505    222,672
          Kesoram Industries, Ltd....................   449,716    444,978
          Kirloskar Brothers, Ltd....................     2,141      5,407
          Kirloskar Oil Engines, Ltd.................   318,856    775,706
          KSB Pumps, Ltd.............................     7,207     28,201
      *   KSK Energy Ventures, Ltd...................    20,905     20,300
          Lakshmi Vilas Bank, Ltd....................   457,710    545,325
      *   Mahanagar Telephone Nigam.................. 1,531,804    357,875
      *   Mahanagar Telephone Nigam ADR..............         1         --
          Maharashtra Seamless, Ltd..................   194,873    503,917
          Mahindra Lifespace Developers, Ltd.........   143,080    996,704
          Man Infraconstruction, Ltd.................     1,968      3,821
          Manaksia, Ltd..............................    58,953     44,981
          McLeod Russel India, Ltd...................   530,373  2,365,022
      *   Mercator, Ltd.............................. 1,844,763    377,290
          Merck, Ltd.................................    22,680    206,762
          MOIL, Ltd..................................     4,675     17,769
          Monnet Ispat & Energy, Ltd.................   179,359    380,783
          Motilal Oswal Financial Services, Ltd......     4,955      5,672
          Mphasis, Ltd...............................    23,537    161,987
          MRF, Ltd...................................    12,646  3,220,868
      *   Nagarjuna Oil Refinery, Ltd................ 1,423,716     98,600
          Nahar Capital and Financial Services, Ltd..     8,332      6,294
          National Aluminium Co., Ltd................ 1,690,461  1,008,327
          Nava Bharat Ventures, Ltd..................    27,806     70,559
          NCC, Ltd................................... 2,621,585  1,108,228
          NIIT Technologies, Ltd.....................   444,772  2,020,211
          NIIT, Ltd..................................   966,307    312,097
          Noida Toll Bridge Co., Ltd.................   336,090    112,785
          Oberoi Realty, Ltd.........................     3,796     11,656
          OCL India, Ltd.............................    61,362    140,031
          OMAXE, Ltd.................................   808,891  1,849,183
          Orchid Chemicals & Pharmaceuticals, Ltd....   394,153    313,128
          Orient Cement Ltd..........................   567,622    347,112
          Orient Paper & Industries, Ltd.............    47,163      5,942
          Oriental Bank of Commerce.................. 1,205,589  3,535,011
      *   Oswal Chemicals & Fertilizers..............   441,732    158,012
      *   Panacea Biotec, Ltd........................    23,946     41,361
      *   Parsvnath Developers, Ltd.................. 1,662,316    708,245
          Peninsula Land, Ltd........................   293,451    146,499
          Petronet LNG, Ltd..........................   445,838    895,763
          Piramal Enterprises, Ltd...................   755,009  6,911,353
      *   Plethico Pharmaceuticals, Ltd..............   213,627    120,095
          Polaris Financial Technology, Ltd..........   805,757  1,877,971
          Polyplex Corp., Ltd........................    17,713     38,156
          Power Finance Corp., Ltd...................    16,793     36,662
      *   Prime Focus, Ltd...........................     8,309      4,323
      *   Prism Cement, Ltd..........................   389,471    169,358
          PTC India Financial Services, Ltd..........   450,875     82,079
          PTC India, Ltd............................. 3,823,336  3,482,031

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES     VALUE++
                                                     ------     -------
      INDIA -- (Continued)
      *   Punj Lloyd, Ltd.........................  1,800,182 $    824,520
          Punjab & Sind Bank......................    116,252       83,700
          Rain Industries, Ltd....................  1,429,773      842,472
          Rajesh Exports, Ltd.....................    287,502      447,184
          Ramco Cements, Ltd. (The)...............    348,305    1,005,297
          Raymond, Ltd............................    528,762    2,295,393
          Redington India, Ltd....................      7,919        7,967
          REI Agro, Ltd...........................  5,013,829      521,499
          Reliance Capital, Ltd...................  1,987,403   12,017,303
          Reliance Communications, Ltd............ 11,935,464   28,701,161
          Reliance Industries, Ltd................ 20,872,830  310,667,472
          Reliance Industries, Ltd. GDR...........    107,000    3,189,426
      *   Reliance Power, Ltd..................... 12,808,748   15,260,737
          Rolta India, Ltd........................  1,854,686    1,894,569
          Ruchi Soya Industries, Ltd..............  1,735,191      986,949
          Rural Electrification Corp., Ltd........  2,768,400    8,764,921
      *   S Kumars Nationwide, Ltd................    646,995       54,745
          Sesa Sterlite, Ltd......................  9,898,533   32,375,101
      *   Sesa Sterlite, Ltd. ADR.................  1,544,183   19,919,966
      *   Shipping Corp. of India, Ltd............  2,334,024    1,317,206
          Shree Renuka Sugars, Ltd................  8,427,268    3,096,353
          Sintex Industries, Ltd..................  2,196,726    1,170,108
          Sobha Developers, Ltd...................    500,107    2,523,053
          South Indian Bank, Ltd..................  9,724,062    3,344,579
          SREI Infrastructure Finance, Ltd........  1,470,670      492,360
          SRF, Ltd................................    290,002      772,212
          State Bank of Bikaner & Jaipur..........     32,697      172,432
          State Bank of India.....................  2,733,925   79,863,846
          State Bank of India GDR.................      5,732      336,092
          Steel Authority of India, Ltd...........  7,925,317    8,009,185
      *   Sterling Biotech, Ltd...................    507,995       43,067
          Sterlite Technologies, Ltd..............  1,777,282      600,459
          Styrolution ABS India, Ltd..............     28,114      175,970
          Sundaram Finance, Ltd...................      6,602       56,953
          Sundram Fasteners, Ltd..................     25,783       15,139
      *   Suzlon Energy, Ltd...................... 17,000,653    2,653,186
          Syndicate Bank..........................  2,880,564    3,839,344
          Tamil Nadu Newsprint & Papers, Ltd......     45,093       76,849
          Tata Chemicals, Ltd.....................  1,201,925    5,245,188
          Tata Communications, Ltd................    214,358      921,538
          Tata Global Beverages, Ltd..............  4,797,103   12,799,623
          Tata Investment Corp., Ltd..............     27,375      179,354
          Tata Steel, Ltd.........................  9,447,861   51,780,012
          Techno Electric & Engineering Co., Ltd..      1,571        2,071
      *   Teledata Marine Solutions, Ltd..........    267,258        1,305
          Time Technoplast, Ltd...................    498,379      275,598
          Titagarh Wagons, Ltd....................     13,818       21,534
          Transport Corp. of India, Ltd...........      2,070        1,741
          Trent, Ltd..............................     18,226      272,931
          Triveni Turbine, Ltd....................    230,208      196,719
          Tube Investments of India, Ltd..........    503,633    1,199,892
      *   Tulip Telecom, Ltd......................    555,643       67,995

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES        VALUE++
                                                             ------        -------
INDIA -- (Continued)
*   TV18 Broadcast, Ltd..................................     5,187,701 $    1,957,706
    UCO Bank.............................................     5,005,513      5,911,328
    Uflex, Ltd...........................................       339,502        371,486
    Unichem Laboratories, Ltd............................       186,357        542,686
    Union Bank of India..................................       991,918      1,992,544
*   Unitech, Ltd.........................................    31,412,365      8,927,476
    United Bank of India.................................        31,454         17,281
    UPL, Ltd.............................................     4,095,031     10,920,615
    Usha Martin, Ltd.....................................     1,811,897        742,133
*   Uttam Galva Steels, Ltd..............................        14,790         14,065
*   Vardhman Special Steels, Ltd.........................         6,934          1,590
    Vardhman Textiles, Ltd...............................       110,493        638,858
*   Videocon Industries, Ltd.............................     1,114,865      3,147,557
    Vijaya Bank..........................................     2,618,930      1,759,694
    Voltamp Transformers, Ltd............................           724          4,309
    Voltas, Ltd..........................................       319,969        465,132
    Welspun Corp., Ltd...................................     1,847,557      1,277,756
    Wockhardt, Ltd.......................................         7,920         57,443
    Zensar Technologies, Ltd.............................        19,011         83,300
    Zuari Agro Chemicals, Ltd............................       128,304        196,506
    Zuari Global, Ltd....................................        80,080         68,480
                                                                        --------------
TOTAL INDIA..............................................                1,250,187,705
                                                                        --------------

INDONESIA -- (2.3%)
    Adaro Energy Tbk PT..................................   100,242,500      9,062,394
    Adhi Karya Persero Tbk PT............................     9,143,117      1,580,144
*   Agis Tbk PT..........................................    57,627,500      2,299,793
    Agung Podomoro Land Tbk PT...........................    40,662,000      1,008,137
    Aneka Tambang Persero Tbk PT.........................    71,793,000     10,174,395
    Asahimas Flat Glass Tbk PT...........................     5,277,000      3,864,752
    Astra Graphia Tbk PT.................................     3,635,000        535,089
*   Bakrie and Brothers Tbk PT........................... 1,056,525,750      4,686,297
*   Bakrie Sumatera Plantations Tbk PT...................   182,168,500        808,264
*   Bakrie Telecom Tbk PT................................   260,426,500      1,153,707
*   Bakrieland Development Tbk PT........................   623,458,520      2,767,539
    Bank Bukopin Tbk PT..................................    61,873,833      3,564,283
    Bank Danamon Indonesia Tbk PT........................    34,396,054     13,129,919
    Bank Mandiri Persero Tbk PT..........................    63,214,431     48,270,485
    Bank Negara Indonesia Persero Tbk PT.................   118,251,941     50,409,297
*   Bank Pan Indonesia Tbk PT............................   150,362,201      9,579,800
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.    15,967,500      1,291,662
*   Bank Permata Tbk PT..................................       381,272         48,160
    Bank Tabungan Negara Persero Tbk PT..................    56,254,527      4,841,948
*   Barito Pacific Tbk PT................................    15,599,000        664,406
*   Benakat Petroleum Energy Tbk PT......................    44,311,000        467,483
*   Berau Coal Energy Tbk PT.............................    30,316,500        486,880
*   Berlian Laju Tanker Tbk PT...........................   128,161,466             --
    Bisi International PT................................    12,634,000        682,652
*   Borneo Lumbung Energi & Metal Tbk PT.................    12,594,500        245,422
*   Budi Starch & Sweetener Tbk PT.......................    14,636,500        123,297
*   Bumi Resources Minerals Tbk PT.......................     3,687,500         76,768
*   Bumi Resources Tbk PT................................   232,625,500      9,367,564

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES      VALUE++
                                                             ------      -------
INDONESIA -- (Continued)
    Bumi Serpong Damai PT.................................  13,195,000 $ 1,830,396
    BW Plantation Tbk PT..................................   6,452,500     531,917
*   Central Proteinaprima Tbk PT.......................... 178,071,500     789,923
    Charoen Pokphand Indonesia Tbk PT.....................  51,749,330  17,885,286
    Ciputra Development Tbk PT............................ 115,725,500  10,558,990
    Ciputra Property Tbk PT...............................   8,775,000     612,543
    Ciputra Surya Tbk PT..................................  16,634,000   3,346,543
    Clipan Finance Indonesia Tbk PT.......................   2,995,500     111,910
*   Darma Henwa Tbk PT.................................... 246,575,442   1,093,703
*   Davomas Abadi Tbk PT.................................. 138,239,500          --
*   Delta Dunia Makmur Tbk PT.............................  25,728,000     198,169
    Elnusa Tbk PT.........................................  27,207,500     747,776
*   Energi Mega Persada Tbk PT............................ 570,221,378   4,044,066
*   Erajaya Swasembada Tbk PT.............................   2,641,000     318,391
*   Ever Shine Textile Tbk PT.............................  19,342,215     291,699
*   Exploitasi Energi Indonesia Tbk PT....................   1,315,500      30,338
    Gajah Tunggal Tbk PT..................................  25,448,500   5,187,134
*   Garuda Indonesia Persero Tbk PT.......................  16,655,500     723,638
    Global Mediacom Tbk PT................................  94,263,500  15,966,170
*   Gozco Plantations Tbk PT..............................  26,992,900     277,683
*   Great River International Tbk PT......................   1,788,000          --
    Gudang Garam Tbk PT...................................   2,837,000   9,275,605
    Hexindo Adiperkasa Tbk PT.............................   1,104,344     308,518
    Holcim Indonesia Tbk PT...............................  16,224,000   3,705,166
*   Indah Kiat Pulp & Paper Corp. Tbk PT..................  33,416,500   4,560,017
    Indika Energy Tbk PT..................................  27,402,500   1,894,234
*   Indo-Rama Synthetics Tbk PT...........................      41,500       4,062
    Indofood Sukses Makmur Tbk PT.........................  61,516,000  36,240,711
    Intiland Development Tbk PT...........................  39,486,500   1,294,087
    Japfa Comfeed Indonesia Tbk PT........................  27,068,750   3,359,220
    Jaya Real Property Tbk PT............................. 127,605,000   9,960,408
    Kawasan Industri Jababeka Tbk PT...................... 303,309,210   6,578,142
*   Krakatau Steel Persero Tbk PT.........................   2,260,500     112,249
*   Lippo Cikarang Tbk PT.................................     856,000     511,143
*   Lippo Karawaci Tbk PT................................. 342,058,249  34,251,040
    Matahari Putra Prima Tbk PT...........................  36,305,900   7,722,958
    Mayora Indah Tbk PT...................................   8,048,917  20,885,967
    Medco Energi Internasional Tbk PT.....................  27,137,000   5,896,819
*   Mitra International Resources Tbk PT..................  22,160,160     115,895
    MNC Investama Tbk PT.................................. 285,591,200   8,860,400
*   Modernland Realty Tbk PT..............................   3,277,000     235,335
    Multipolar Corp. Tbk PT...............................  44,134,500   1,584,061
    Nusantara Infrastructure Tbk PT.......................   1,708,500      38,649
    Pabrik Kertas Tjiwi Kimia Tbk PT......................     246,000      42,214
*   Pan Brothers Tbk PT...................................      87,500       4,577
*   Panasia Indo Resources Tbk PT.........................     403,200      14,844
*   Panin Financial Tbk PT................................ 241,705,000   4,284,224
    Panin Insurance Tbk PT................................  30,949,000   1,954,133
    Pembangunan Perumahan Persero Tbk PT..................   9,326,500   1,082,230
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.  34,435,884   4,883,056
    Petrosea Tbk PT.......................................   3,762,500     447,232
*   Polychem Indonesia Tbk PT.............................  17,280,000     459,332

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                        ------      -------
  INDONESIA -- (Continued)
      Ramayana Lestari Sentosa Tbk PT................  23,587,500 $  2,573,032
      Salim Ivomas Pratama Tbk PT....................   1,138,000       80,694
      Sampoerna Agro PT..............................  11,532,941    1,819,162
      Samudera Indonesia Tbk PT......................     133,000       38,083
      Selamat Sempurna Tbk PT........................  12,756,500    3,167,685
  *   Sentul City Tbk PT............................. 305,279,500    5,813,362
      Sinar Mas Agro Resources and Technology Tbk PT.   7,808,900    4,501,214
      Sinar Mas Multiartha Tbk PT....................       2,000          672
      Summarecon Agung Tbk PT........................  30,528,714    2,838,717
  *   Sunson Textile Manufacturer Tbk PT.............   4,096,500       40,299
  *   Surya Dumai Industri Tbk.......................   5,145,000           --
      Surya Semesta Internusa Tbk PT.................   1,353,500       95,965
      Surya Toto Indonesia Tbk PT....................     446,000      294,585
  *   Suryainti Permata Tbk PT.......................  17,378,000           --
      Tiga Pilar Sejahtera Food Tbk..................  31,305,222    3,662,900
      Timah Persero Tbk PT...........................  37,324,900    5,358,468
      Trias Sentosa Tbk PT...........................     336,500        8,959
  *   Trimegah Securities Tbk PT.....................  27,395,000      162,995
  *   Truba Alam Manunggal Engineering PT............ 129,244,500      573,273
      Tunas Baru Lampung Tbk PT......................  17,379,500      739,563
      Tunas Ridean Tbk PT............................  42,848,500    2,165,817
  *   Ultrajaya Milk Industry & Trading Co. Tbk PT...  10,129,000    4,421,962
      Unggul Indah Cahaya Tbk PT.....................     371,435       62,277
      United Tractors Tbk PT.........................   7,442,500   11,551,318
      Vale Indonesia Tbk PT..........................  41,280,500    9,040,416
      Wijaya Karya Persero Tbk PT....................   2,648,002      450,598
      XL Axiata Tbk PT...............................   1,556,500      617,410
                                                                  ------------
  TOTAL INDONESIA....................................              476,382,766
                                                                  ------------

  ISRAEL -- (0.0%)
  *   Feuchtwanger Investments, Ltd..................      10,500           --
  *   Israel Steel Mills, Ltd........................      97,000           --
  *   Knafaim Holdings, Ltd..........................      68,239      130,481
  *   Liberty Properties, Ltd........................       2,533       20,113
      Mivtach Shamir.................................       3,973      146,008
                                                                  ------------
  TOTAL ISRAEL.......................................                  296,602
                                                                  ------------

  MALAYSIA -- (3.6%)
      Adventa Bhd....................................      62,000       19,626
      Affin Holdings Bhd.............................   9,734,200   13,147,591
      AirAsia BHD....................................  20,058,200   17,028,319
      Alam Maritim Resources Bhd.....................   4,436,100    2,233,536
      Alliance Financial Group Bhd...................  16,295,200   26,785,755
      AMMB Holdings Bhd..............................  23,929,662   56,162,220
  *   Ann Joo Resources Bhd..........................   2,973,600    1,130,532
      APM Automotive Holdings Bhd....................   1,269,000    2,307,566
      Batu Kawan BHD.................................   2,078,750   12,891,090
      Benalec Holdings BHD...........................      64,000       24,144
      Berjaya Assets BHD.............................     171,900       46,236
      Berjaya Corp. Bhd..............................  40,095,380    6,857,275
      Berjaya Land Bhd...............................  13,220,000    3,540,281
      BIMB Holdings Bhd..............................   4,592,000    7,009,630

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES     VALUE++
                                                      ------     -------
     MALAYSIA -- (Continued)
         BLD Plantation Bhd........................      6,600 $    17,778
     *   Boustead Heavy Industries Corp. Bhd.......    110,600      92,789
         Boustead Holdings Bhd.....................  7,513,698  12,453,666
         Cahya Mata Sarawak Bhd....................  2,932,300   4,737,022
         Can-One Bhd...............................    338,800     375,712
         CB Industrial Product Holding Bhd.........  1,223,600   1,136,099
         Chin Teck Plantations BHD.................    309,100     920,864
         Coastal Contracts Bhd.....................  3,224,100   3,585,991
         CSC Steel Holdings Bhd....................  2,503,800   1,046,945
     *   Cycle & Carriage Bintang BHD..............    213,000     168,082
     *   Datuk Keramik Holdings Berhad.............    127,000          --
         Daya Materials Bhd........................ 10,663,200   1,351,209
         DRB-Hicom Bhd............................. 18,941,300  15,242,352
         Eastern & Oriental Bhd.................... 15,361,115   9,777,892
         ECM Libra Financial Group Bhd.............  2,242,050     746,329
         Evergreen Fibreboard Bhd..................  2,865,126     431,193
         Eversendai Corp. Bhd......................    410,600     192,623
         Faber Group BHD...........................  3,989,500   3,316,398
         FAR East Holdings BHD.....................    403,800     959,133
     *   Fountain View Development Berhad..........  2,573,200          --
         Genting Bhd...............................  2,411,600   8,006,568
         Genting Malaysia Bhd...................... 21,104,900  28,887,345
         Genting Plantations Bhd...................    306,300   1,055,795
         Globetronics Technology BHD...............    737,600     705,728
         Glomac Bhd................................  7,220,000   2,584,962
     *   Goldis BHD................................  3,133,491   1,975,171
         GuocoLand Malaysia Bhd....................  1,886,200     675,217
         HAP Seng Consolidated Bhd................. 14,443,600  11,211,562
         Hap Seng Plantations Holdings Bhd.........  3,806,300   3,195,307
         Hiap Teck Venture Bhd.....................    251,500      57,391
         Hong Leong Financial Group Bhd............  2,408,451  11,543,867
         Hong Leong Industries Bhd.................  1,257,300   2,064,790
         Hua Yang Bhd..............................    500,533     342,685
     *   Hubline Bhd...............................  5,352,350      92,996
         HwangDBS Malaysia BHD.....................    930,700   1,264,814
         IGB Corp. Bhd............................. 15,129,990  12,760,097
         IGB REIT..................................    469,643     178,551
         IJM Corp. Bhd............................. 23,388,559  43,004,597
         IJM Land Bhd..............................  6,726,800   5,960,564
         IJM Plantations Bhd.......................    514,200     528,176
         Inch Kenneth Kajang Rubber................  1,123,300     324,002
         Insas Bhd.................................  6,251,048   1,266,870
         Integrated Logistics Bhd..................    253,300     158,186
         Integrax BHD..............................    955,700     590,675
         Iris Corp. Bhd............................ 10,460,800     894,708
     *   JAKS Resources Bhd........................  9,634,600   1,695,925
         Jaya Tiasa Holdings BHD...................  3,997,933   2,696,585
         JCY International Bhd..................... 10,119,100   2,036,205
     *   K&N Kenanga Holdings BHD(6486615).........  4,240,487     799,250
     *   K&N Kenanga Holdings BHD(B987B91), 5.000%.    418,883          76
     *   Karambunai Corp. Bhd...................... 18,222,700     520,686
         Keck Seng Malaysia Bhd....................  2,515,500   5,643,789

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                    SHARES     VALUE++
                                                    ------     -------
        MALAYSIA -- (Continued)
            Kian JOO CAN Factory BHD.............  4,777,380 $ 4,802,265
        *   KIG Glass Industrial Berhad..........    260,000          --
            Kim Loong Resources Bhd..............    499,100     382,823
            Kimlun Corp. Bhd.....................    304,400     193,983
        *   Kinsteel Bhd.........................  7,321,700     636,410
            KLCC Property Holdings Bhd...........  6,487,800  13,273,748
        *   KNM Group Bhd........................ 22,283,325   2,894,449
        *   Kretam Holdings BHD..................    121,700     133,795
        *   KSL Holdings BHD.....................  2,891,566   1,891,902
        *   KUB Malaysia BHD.....................  5,684,400     820,212
            Kulim Malaysia BHD...................  9,730,500  10,483,429
            Kumpulan Fima BHD....................  2,385,600   1,488,558
            Kumpulan Perangsang Selangor Bhd.....  4,147,200   3,061,995
            Kwantas Corp. BHD....................    288,400     188,800
        *   Land & General BHD................... 10,889,200   1,207,638
        *   Landmarks BHD........................  4,159,308   1,553,773
            LBS Bina Group Bhd...................  3,377,500   1,904,452
        *   Lion Corp. Bhd.......................  1,062,681      35,318
            Lion Diversified Holdings Bhd........  2,887,300     201,216
            Lion Industries Corp. Bhd............  8,486,481   2,378,068
            Magnum Bhd...........................  4,280,200   4,491,469
            Mah Sing Group Bhd...................  4,487,139   3,182,674
            Malayan Flour Mills Bhd..............  1,537,750     662,552
            Malaysia Airports Holdings Bhd.......  3,904,539  10,410,441
        *   Malaysian Airline System Bhd......... 39,258,100   4,224,269
            Malaysian Bulk Carriers Bhd..........  6,840,625   3,835,591
            Malaysian Pacific Industries Bhd.....    961,875     859,196
            Malaysian Resources Corp. Bhd........ 18,089,200   8,197,187
            MBM Resources BHD....................  2,500,303   2,978,578
            Media Prima Bhd......................    659,900     552,012
            Mega First Corp. BHD.................  1,158,600     671,777
        *   Metroplex Berhad.....................    817,000          --
        *   MISC Bhd............................. 10,446,204  16,907,546
            MK Land Holdings BHD.................  9,637,500   1,114,628
            MKH BHD..............................  2,001,259   1,623,109
            MMC Corp. Bhd........................ 14,801,380  12,567,099
            MNRB Holdings Bhd....................  1,733,900   1,923,598
            Mudajaya Group Bhd...................  4,068,700   3,582,957
            Muhibbah Engineering M Bhd...........  5,784,900   4,326,305
        *   Mulpha International Bhd............. 33,432,800   4,499,980
            MWE Holdings BHD.....................    291,900     165,515
            Naim Holdings Bhd....................  3,219,300   3,947,583
            NCB Holdings Bhd.....................  2,451,500   2,819,272
            Negri Sembilan Oil Palms BHD.........    167,600     304,382
            Oriental Holdings BHD................  3,680,879  10,309,580
            Oriental Interest BHD................    139,100     107,999
            OSK Holdings BHD.....................  7,208,471   3,752,377
            Pacific & Orient BHD.................    334,330     153,620
            Panasonic Manufacturing Malaysia BHD.    382,080   2,833,688
        *   Paracorp Berhad......................    252,000          --
            Paramount Corp. Bhd..................  1,067,300     530,748
            Parkson Holdings Bhd.................    174,100     207,474

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES     VALUE++
                                                       ------     -------
    MALAYSIA -- (Continued)
    *   Pelikan International Corp. Bhd.............    774,416 $   164,262
    *   Perdana Petroleum Bhd.......................  4,237,300   2,737,737
        Perusahaan Sadur Timah Malay................      6,800       8,596
        Pie Industrial BHD..........................    323,600     538,211
        PJ Development Holdings Bhd.................  3,354,800   1,264,917
        POS Malaysia BHD............................  2,160,217   3,907,703
        PPB Group Bhd...............................  8,513,266  39,642,281
        Press Metal Bhd.............................  2,880,481   2,242,085
    *   Prime Utilities Berhad......................     39,000          --
        Protasco Bhd................................    282,200     124,274
        RCE Capital Bhd.............................  5,440,500     472,717
        RHB Capital Bhd............................. 12,284,291  30,732,061
        Rimbunan Sawit Bhd..........................  4,729,200   1,250,924
        Salcon Bhd..................................  7,974,000   1,706,063
        Sarawak Oil Palms Bhd.......................    572,720   1,052,364
        Sarawak Plantation Bhd......................     66,900      54,089
        Scientex BHD................................     43,748      78,042
    *   Scomi Group Bhd............................. 25,301,600   3,045,557
        Selangor Dredging Bhd.......................  1,312,700     376,712
        Selangor Properties Bhd.....................     65,700      87,204
        Shangri-La Hotels Malaysia Bhd..............    739,100   1,619,113
        Shell Refining Co. Federation of Malaya Bhd.    246,300     556,110
        SHL Consolidated BHD........................    693,700     503,527
        SP Setia Bhd................................    927,800     903,119
        Star Publications Malaysia Bhd..............    276,400     218,133
        Subur Tiasa Holdings Bhd....................    507,130     308,754
        Sunway Bhd.................................. 12,360,326  10,913,805
        Supermax Corp. Bhd..........................  8,498,700   7,104,965
        Suria Capital Holdings Bhd..................    694,100     448,764
    *   Symphony Life Bhd...........................  1,589,910     604,773
        Ta Ann Holdings Bhd.........................  1,035,922   1,228,281
        TA Enterprise Bhd........................... 20,010,100   4,598,883
        TA Global Bhd............................... 11,566,480   1,081,041
        TAHPS Group Bhd.............................     27,000      47,471
    *   Talam Transform Bhd......................... 15,950,050     354,085
        TAN Chong Motor Holdings BHD................  4,685,000   9,350,133
        TDM BHD..................................... 13,323,400   3,821,617
    *   Tebrau Teguh Bhd............................    503,400     215,350
        TH Plantations Bhd..........................     84,900      47,082
    *   Time dotCom Bhd.............................  5,476,280   7,025,181
        Tiong NAM Logistics Holdings................     24,900      38,275
        Tropicana Corp. Bhd.........................  6,351,400   2,918,713
        TSH Resources Bhd...........................    278,300     222,370
        UEM Sunrise Bhd.............................  1,347,645     998,548
        Unico-Desa Plantations Bhd..................  4,258,528   1,564,292
        Unisem M Bhd................................  9,111,900   2,554,658
        United Malacca Bhd..........................    960,500   2,194,931
        United Plantations BHD......................    426,400   3,610,846
        UOA Development Bhd.........................  2,691,700   1,902,060
        VS Industry Bhd.............................  1,337,193     572,153
        Wah Seong Corp. Bhd.........................  4,734,411   2,550,276
        WCT Holdings Bhd............................ 11,658,615   9,049,968

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                      SHARES     VALUE++
                                                                      ------     -------
MALAYSIA -- (Continued)
    Wing Tai Malaysia BHD..........................................  1,868,800 $  1,550,420
    WTK Holdings BHD...............................................  6,727,150    2,769,715
    YNH Property Bhd...............................................  5,291,959    3,018,482
    YTL Corp. Bhd.................................................. 89,195,050   46,632,909
*   YTL Land & Development BHD.....................................  3,111,800      960,444
*   Zelan Bhd......................................................    158,700       13,834
                                                                               ------------
TOTAL MALAYSIA.....................................................             741,293,938
                                                                               ------------

MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Class A.................................... 51,102,755  139,906,142
#   Alpek S.A. de C.V..............................................    631,407    1,364,707
    Arca Continental S.A.B. de C.V.................................  4,253,241   25,166,238
#*  Axtel S.A.B. de C.V............................................ 10,839,852    3,414,650
*   Bio Pappel S.A.B. de C.V.......................................    275,520      681,871
#   Bolsa Mexicana de Valores S.A.B. de C.V........................    905,099    2,149,109
#*  Cemex S.A.B. de C.V. Sponsored ADR............................. 16,838,196  178,148,109
#   Cia Minera Autlan S.A.B. de C.V. Series B......................  1,187,152      808,889
*   Consorcio ARA S.A.B. de C.V. Series *.......................... 12,467,832    4,863,957
#   Controladora Comercial Mexicana S.A.B. de C.V..................  5,415,909   22,091,604
#   Corp. Actinver S.A.B. de C.V...................................      3,700        4,123
#*  Corp. GEO S.A.B. de C.V. Series B..............................  9,461,653      354,812
#*  Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B.  1,560,786    1,064,668
*   Desarrolladora Homex S.A.B. de C.V.............................  3,584,010      888,637
#*  Desarrolladora Homex S.A.B. de C.V. ADR........................     61,523       81,210
*   Dine S.A.B. de C.V.............................................  1,027,267      314,938
    El Puerto de Liverpool S.A.B. de C.V. Series 1.................     18,600      206,710
*   Empaques Ponderosa SA de CV....................................     90,000           --
#*  Empresas ICA S.A.B. de C.V.....................................  6,728,823   12,779,723
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR......................  1,118,155    8,509,160
#*  Financiera Independencia S.A.B. de C.V.........................     14,576        5,173
#   Fomento Economico Mexicano S.A.B. de C.V.......................  2,311,921   21,609,057
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR........  2,494,369  232,724,627
*   Gruma S.A.B. de C.V. Class B...................................  3,607,804   24,806,461
*   Gruma S.A.B. de C.V. Sponsored ADR.............................     15,222      416,474
*   Grupo Aeromexico S.A.B. de C.V.................................    538,594      743,458
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.............    972,349    3,315,626
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR........     46,309    1,259,142
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR............    636,889   33,111,859
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B........  1,268,733    6,606,582
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.............    271,607   32,323,949
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B.........  1,203,482   14,320,304
    Grupo Carso S.A.B. de C.V. Series A1........................... 10,399,172   56,661,529
    Grupo Cementos de Chihuahua S.A.B. de C.V......................  2,799,892    8,411,103
#   Grupo Comercial Chedraui S.A. de C.V...........................  1,566,365    4,881,366
    Grupo Elektra S.A.B. de C.V....................................     20,542      692,671
*   Grupo Famsa S.A.B. de C.V. Class A.............................  3,082,236    5,846,852
    Grupo Financiero Banorte S.A.B. de C.V......................... 23,160,991  148,261,585
    Grupo Financiero Inbursa S.A.B. de C.V......................... 17,619,069   45,400,609
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B.......    575,750    1,619,500
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR...    532,284    7,521,173
#   Grupo Gigante S.A.B. de C.V. Series *..........................    471,076      989,288
    Grupo Industrial Maseca S.A.B. de C.V. Class B.................  2,756,800    4,931,592

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES       VALUE++
                                                     ------       -------
  MEXICO -- (Continued)
      Grupo Industrial Saltillo S.A.B. de C.V.....   1,337,069 $    2,228,918
      Grupo KUO S.A.B. de C.V. Series B...........   2,065,160      3,972,907
      Grupo Mexico S.A.B. de C.V. Series B........  19,272,618     61,079,749
      Grupo Posadas S.A.B. de C.V.................     355,600        708,624
  *   Grupo Qumma S.A. de C.V. Series B...........       5,301             --
  #*  Grupo Simec S.A.B. de C.V. Series B.........   1,926,796      7,184,550
  #*  Grupo Simec S.A.B. de C.V. Sponsored ADR....      19,072        212,081
  *   Grupo Sports World S.A.B. de C.V............      25,595         37,076
      Grupo Televisa S.A.B. Series CPO............     128,194        780,036
      Grupo Televisa S.A.B. Sponsored ADR.........     214,353      6,524,905
      Industrias Bachoco S.A.B. de C.V. ADR.......       3,754        153,877
      Industrias Bachoco S.A.B. de C.V. Series B..     957,465      3,286,155
  #*  Industrias CH S.A.B. de C.V. Series B.......   3,336,823     16,373,060
  #*  Inmuebles Carso S.A.B. de C.V...............  10,258,893     10,221,741
  #   Medica Sur S.A.B. de C.V. Series B..........       1,000          2,644
      Megacable Holdings S.A.B. de C.V............     149,592        493,586
      Mexichem S.A.B. de C.V......................     143,252        596,844
  #*  Minera Frisco S.A.B. de C.V.................   8,673,740     22,270,616
  #*  OHL Mexico S.A.B. de C.V....................   6,403,139     16,430,826
  #   Organizacion Cultiba S.A.B. de C.V..........       4,708          9,743
  #*  Organizacion Soriana S.A.B. de C.V. Class B.  14,981,589     48,479,387
  #   Qualitas Controladora S.A.B. de C.V.........   2,013,919      4,760,334
  *   Savia SA Class A............................   3,457,285             --
  #   TV Azteca S.A.B. de C.V.....................   7,377,863      3,681,227
  #*  Urbi Desarrollos Urbanos S.A.B. de C.V......   9,102,158      1,095,280
  #*  Vitro S.A.B. de C.V. Series A...............   1,550,627      3,504,799
                                                               --------------
  TOTAL MEXICO....................................              1,273,348,202
                                                               --------------

  PHILIPPINES -- (1.0%)
      A Soriano Corp..............................  20,195,000      3,281,026
      Alliance Global Group, Inc..................  31,474,006     19,204,586
      Alsons Consolidated Resources, Inc..........  17,757,000        558,936
      Atlas Consolidated Mining & Development.....   3,081,800        881,267
      BDO Unibank, Inc............................  10,143,695     19,030,295
      Cebu Air, Inc...............................     340,860        415,979
      Cebu Holdings, Inc..........................   6,611,050        891,422
      China Banking Corp..........................     376,706        540,418
      DMCI Holdings, Inc..........................          10             12
  *   Empire East Land Holdings, Inc..............  50,520,000      1,109,728
  *   Export & Industry Bank, Inc. Class A........      14,950             --
      Filinvest Development Corp..................     142,800         13,992
      Filinvest Land, Inc......................... 190,992,031      7,102,322
      First Philippine Holdings Corp..............   4,465,530      7,180,612
  *   Fwbc Holdings, Inc..........................   5,471,786             --
  *   Global-Estate Resorts, Inc..................  14,553,000        457,021
      JG Summit Holdings, Inc.....................   3,807,900      3,848,268
      Lopez Holdings Corp.........................  29,502,300      3,296,620
      LT Group, Inc...............................   1,066,800        409,885
      Macroasia Corp..............................     957,000         45,000
      Megaworld Corp.............................. 210,611,600     18,685,816
      Metropolitan Bank & Trust...................  12,137,082     25,024,774
  *   Mondragon International Philippines, Inc....   2,464,000             --

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                    SHARES     VALUE++
                                                    ------     -------
      PHILIPPINES -- (Continued)
          Petron Corp............................    161,200 $     46,259
      *   Philippine National Bank...............  4,278,628    9,557,758
      *   Philippine National Construction Corp..    398,900       45,235
          Philippine Savings Bank................  1,232,313    3,549,509
      *   Philippine Townships, Inc..............    226,200       24,866
          Philtown Properties, Inc...............      6,701          239
          Phinma Corp............................  2,159,398      674,984
          Rizal Commercial Banking Corp..........  4,744,348    5,160,532
          Robinsons Land Corp.................... 29,013,450   15,219,651
          San Miguel Corp........................  6,273,866   11,036,535
          San Miguel Pure Foods Co., Inc.........     20,080      112,810
          Security Bank Corp.....................  1,114,512    3,587,725
          Shang Properties, Inc..................    614,285       43,460
          SM Prime Holdings, Inc................. 25,220,231   11,171,932
          Solid Group, Inc.......................  4,330,000      140,479
          Top Frontier Investment Holdings, Inc..    628,532      560,020
          Trans-Asia Oil & Energy Development....  8,974,000      487,995
          Union Bank Of Philippines..............  2,670,714    7,735,938
          Universal Robina Corp..................  9,594,765   28,320,219
          Vista Land & Lifescapes, Inc........... 56,759,968    7,246,350
                                                             ------------
      TOTAL PHILIPPINES..........................             216,700,475
                                                             ------------

      POLAND -- (1.6%)
      *   Agora SA...............................    728,442    2,725,598
          Asseco Poland SA.......................  1,289,406   21,062,880
      *   Bank Millennium SA.....................  6,137,636   15,254,602
      *   Bioton SA.............................. 12,307,361      119,863
      *   Ciech SA...............................    548,932    5,319,036
          ComArch SA.............................      3,061      100,145
          Dom Development SA.....................     38,510      600,123
          Enea SA................................  1,652,362    7,775,472
      *   Farmacol SA............................          1           23
          Firma Oponiarska Debica SA.............    105,389    3,265,696
          Getin Holding SA.......................  3,405,226    4,816,341
      *   Getin Noble Bank SA....................  4,404,668    3,886,240
          Grupa Azoty SA.........................    104,378    2,759,349
          Grupa Kety SA..........................    119,739    7,386,114
      *   Grupa Lotos SA.........................  1,274,635   15,548,579
      *   Impexmetal SA..........................  5,864,978    6,649,223
          Jastrzebska Spolka Weglowa SA..........    124,848    2,695,469
      *   Kernel Holding SA......................     30,240      406,783
          KGHM Polska Miedz SA...................     25,786    1,041,033
          Kopex SA...............................    555,501    1,986,610
      *   LC Corp. SA............................  1,822,979    1,100,938
      *   MCI Management SA......................    101,489      326,517
      #*  Netia SA...............................  3,812,784    6,310,462
          Orbis SA...............................    541,449    7,425,010
          Pelion SA..............................      8,205      297,891
      *   Petrolinvest SA........................    186,480        9,087
          PGE SA................................. 13,948,284   81,477,830
      *   Polimex-Mostostal SA................... 10,112,907      655,058
      *   Polnord SA.............................     79,658      228,496

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES       VALUE++
                                                      ------       -------
  POLAND -- (Continued)
  *   Polski Koncern Miesny Duda SA................   1,082,006 $      297,582
  #   Polski Koncern Naftowy Orlen SA..............   6,239,721     88,026,919
  *   Rafako SA....................................      19,541         41,117
  *   Rawlplug SA..................................     110,853        414,047
  *   Rovese SA....................................   1,103,489        791,006
  *   Sygnity SA...................................     194,836      1,338,070
      Synthos SA...................................   5,987,703     10,140,759
      Tauron Polska Energia SA.....................  15,001,666     24,471,799
  *   Trakcja SA...................................     371,328        159,270
  *   Vistula Group SA.............................     108,924         81,964
                                                                --------------
  TOTAL POLAND.....................................                326,993,001
                                                                --------------

  RUSSIA -- (4.9%)
  *   AFI Development P.L.C. GDR...................     143,207         93,464
      Federal Hydrogenerating Co. JSC ADR..........   8,385,356     14,151,932
      Gazprom OAO Sponsored ADR.................... 106,937,161    999,584,526
      Magnitogorsk Iron & Steel Works GDR..........   1,930,322      6,237,955
  #*  Mechel Sponsored ADR.........................     257,668        814,231
                                                                --------------
  TOTAL RUSSIA.....................................              1,020,882,108
                                                                --------------

  SOUTH AFRICA -- (6.7%)
      Adcorp Holdings, Ltd.........................     534,472      1,844,147
      Aeci, Ltd....................................   1,153,870     14,063,161
      Afgri, Ltd...................................   4,834,179      3,181,656
  #   African Bank Investments, Ltd................   7,074,746     11,952,009
      African Rainbow Minerals, Ltd................   1,968,581     37,690,080
      Allied Electronics Corp., Ltd................     563,821      1,372,064
  *   Anglo American Platinum, Ltd.................      86,273      3,487,603
      AngloGold Ashanti, Ltd.......................     846,287     12,791,125
  #   AngloGold Ashanti, Ltd. Sponsored ADR........   3,514,714     53,072,181
  *   ArcelorMittal South Africa, Ltd..............   2,294,523      9,040,087
      Argent Industrial, Ltd.......................   1,254,672        681,634
  *   Aveng, Ltd...................................   7,285,087     21,391,994
      AVI, Ltd.....................................      79,129        464,827
  #   Barclays Africa Group, Ltd...................   6,124,179     94,589,135
      Barloworld, Ltd..............................   4,169,278     37,349,093
      Basil Read Holdings, Ltd.....................     519,529        494,161
      Bell Equipment, Ltd..........................     416,814        998,241
      Blue Label Telecoms, Ltd.....................   3,803,262      3,572,737
  *   Brait SE.....................................   1,689,395      8,235,730
      Business Connexion Group, Ltd................   1,795,161      1,004,299
      Caxton and CTP Publishers and Printers, Ltd..   3,018,326      5,683,758
      Clover Industries, Ltd.......................     125,460        205,409
  *   Consolidated Infrastructure Group, Ltd.......      51,564        115,107
  *   Corpgro, Ltd.................................     579,166             --
      Datacentrix Holdings, Ltd....................     188,927         88,593
      DataTec, Ltd.................................   3,039,568     17,355,799
      Delta EMD, Ltd...............................      86,624         53,794
      Distell Group, Ltd...........................     325,668      4,359,936
  *   Distribution and Warehousing Network, Ltd....     250,120        237,747
      DRDGOLD, Ltd.................................   6,207,591      3,066,141
      DRDGOLD, Ltd. Sponsored ADR..................       9,454         46,608

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES     VALUE++
                                                       ------     -------
    SOUTH AFRICA -- (Continued)
        ElementOne, Ltd.............................    391,810 $    346,487
        Eqstra Holdings, Ltd........................  2,314,760    1,911,936
    *   Evraz Highveld Steel and Vanadium, Ltd......    148,283      241,661
    #   Exxaro Resources, Ltd.......................    162,163    2,483,434
    *   Gijima Group, Ltd...........................      8,629          784
    #   Gold Fields, Ltd............................  1,868,612    8,650,577
    #   Gold Fields, Ltd. Sponsored ADR............. 11,930,446   54,880,052
        Grand Parade Investments, Ltd...............      5,685        2,417
        Grindrod, Ltd...............................  7,239,579   17,412,926
        Group Five, Ltd.............................    923,554    4,151,348
        Harmony Gold Mining Co., Ltd................  2,952,483   10,187,804
    #   Harmony Gold Mining Co., Ltd. Sponsored ADR.  3,247,220   11,040,548
        Hudaco Industries, Ltd......................      6,525       67,180
    *   Hulamin, Ltd................................  1,506,690      850,140
        Iliad Africa, Ltd...........................    179,921       90,876
    #   Impala Platinum Holdings, Ltd...............  5,114,507   62,124,244
        Imperial Holdings, Ltd......................     76,735    1,630,940
        Investec, Ltd...............................  4,755,380   33,704,225
    *   JCI, Ltd.................................... 10,677,339           --
    #   JD Group, Ltd...............................  2,283,573    7,010,158
        KAP Industrial Holdings, Ltd................     42,823       16,130
    #   Lewis Group, Ltd............................  1,823,725   12,737,917
        Liberty Holdings, Ltd.......................  1,371,566   16,957,220
        Mediclinic International, Ltd...............  1,067,157    8,042,017
    *   Merafe Resources, Ltd....................... 21,718,286    1,756,756
        Metair Investments, Ltd.....................    913,532    3,547,353
        MMI Holdings, Ltd........................... 18,387,140   45,077,604
        Mondi, Ltd..................................  1,730,577   30,932,807
        Mpact, Ltd..................................  2,032,124    5,527,800
    *   Murray & Roberts Holdings, Ltd..............  2,554,038    7,775,830
        Mustek, Ltd.................................     48,438       25,592
    *   Mvelaserve, Ltd.............................  1,059,863      972,842
        Nampak, Ltd.................................    339,006    1,120,733
    #   Nedbank Group, Ltd..........................  3,713,947   80,747,979
    *   Northam Platinum, Ltd.......................  3,191,341   13,109,373
        Omnia Holdings, Ltd.........................    407,582    8,411,146
    *   Palabora Mining Co., Ltd....................    212,506    2,450,080
        Peregrine Holdings, Ltd.....................  1,506,337    2,064,316
        Petmin, Ltd.................................  1,374,464      303,030
        PSG Group, Ltd..............................    596,632    4,905,989
    *   Randgold & Exploration Co., Ltd.............    155,882       33,147
        Raubex Group, Ltd...........................  1,057,077    2,497,581
    *   RCL Foods, Ltd..............................     26,214       44,487
    *   Royal Bafokeng Platinum, Ltd................    123,145      753,671
        Sanlam, Ltd................................. 24,685,296  132,450,694
    *   Sappi, Ltd..................................  8,701,945   25,646,283
    *   Sappi, Ltd. Sponsored ADR...................    695,410    1,961,056
    #   Sasol, Ltd. Sponsored ADR...................    640,884   32,697,902
    *   Sentula Mining, Ltd.........................  1,746,095       61,121
        Sibanye Gold, Ltd...........................    549,461      775,416
    #   Sibanye Gold, Ltd. Sponsored ADR............  2,965,465   16,665,913
        Standard Bank Group, Ltd.................... 18,943,972  241,007,060

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES      VALUE++
                                                      ------      -------
   SOUTH AFRICA -- (Continued)
   *   Stefanutti Stocks Holdings, Ltd.............    526,548 $      536,263
   #*  Steinhoff International Holdings, Ltd....... 24,286,822     93,754,826
   *   Super Group, Ltd............................  3,033,558      7,440,601
   *   Telkom SA SOC, Ltd..........................  4,197,773     10,952,779
   *   Times Media Group, Ltd......................    315,205        677,859
       Tongaat Hulett, Ltd.........................    491,322      6,189,276
       Trencor, Ltd................................  1,069,244      7,606,834
       Value Group, Ltd............................    976,777        665,005
   #*  Village Main Reef, Ltd......................    659,790         30,241
       Zeder Investments, Ltd......................  2,317,644        999,553
                                                               --------------
   TOTAL SOUTH AFRICA..............................             1,395,206,675
                                                               --------------

   SOUTH KOREA -- (14.6%)
       Aekyung Petrochemical Co., Ltd..............     18,796      1,054,819
   #   AK Holdings, Inc............................     34,127      1,291,356
       AMOREPACIFIC Group..........................     10,461      3,691,515
       Asia Cement Co., Ltd........................     36,191      3,309,476
       Asia Paper Manufacturing Co., Ltd...........     37,150        750,705
   #*  AUK Corp....................................    633,480      1,465,040
       Bookook Securities Co., Ltd.................     28,655        381,524
       Boryung Pharmaceutical Co., Ltd.............     39,096      1,395,747
       BS Financial Group, Inc.....................  1,606,361     25,789,790
       Busan City Gas Co., Ltd.....................     81,980      2,239,845
       BYC Co., Ltd................................        810        144,190
   #   Byucksan Corp...............................    156,140        381,050
   #   Capro Corp..................................     79,730        583,213
   #*  Celltrion Pharm, Inc........................      7,951         92,489
   *   China Great Star International, Ltd.........    425,611        742,825
   #*  China Ocean Resources Co., Ltd..............    808,940      3,295,137
       Chosun Refractories Co., Ltd................      9,371        694,907
       CJ Corp.....................................    199,265     20,841,020
   *   CJ E&M Corp.................................    120,198      4,155,852
   #*  CJ Korea Express Co., Ltd...................     99,247      8,627,215
       CKD Bio Corp................................     20,570        314,880
   #*  Cosmochemical Co., Ltd......................    140,210      1,274,784
   #   Dae Dong Industrial Co., Ltd................    145,130        834,259
   #   Dae Han Flour Mills Co., Ltd................     14,607      1,967,582
       Dae Won Kang Up Co., Ltd....................    245,096      1,734,026
   #*  Dae Young Packaging Co., Ltd................  1,121,470        900,915
   #   Dae-Il Corp.................................     66,990        307,331
       Daechang Co., Ltd...........................    866,590        864,015
       Daeduck GDS Co., Ltd........................    281,480      5,171,549
   #   Daegu Department Store......................    122,031      1,887,060
   #   Daehan Steel Co., Ltd.......................    183,220      1,137,138
       Daekyo Co., Ltd.............................    521,770      3,299,732
   #   Daelim Industrial Co., Ltd..................    453,905     42,132,905
       Daelim Trading Co., Ltd.....................     13,834         52,481
   #   Daesang Holdings Co., Ltd...................    142,836      1,007,302
   #   Daesung Holdings Co., Ltd...................     41,070        333,457
       Daewon San Up Co., Ltd......................     17,666        142,229
   #*  Daewoo Engineering & Construction Co., Ltd..  1,174,710      9,518,133
       Daewoo Securities Co., Ltd..................  2,825,042     26,366,648

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                          ------     -------
 SOUTH KOREA -- (Continued)
 #   Daewoo Shipbuilding & Marine Engineering Co., Ltd..   789,352 $24,856,260
     Daewoong Co., Ltd..................................     5,078     178,545
 *   Dahaam E-Tec Co., Ltd..............................     3,535      59,986
     Daishin Securities Co., Ltd........................   638,515   5,328,049
 #   Daou Data Corp.....................................   138,807     574,068
 #   Daou Technology, Inc...............................   321,778   4,409,737
 #*  Dasan Networks, Inc................................   145,116     868,276
     DGB Financial Group, Inc........................... 1,293,172  20,748,513
 #*  Digitech Systems Co., Ltd..........................    10,779      62,343
 #   Dong Ah Tire & Rubber Co., Ltd.....................    81,994   1,367,661
 #*  Dong Yang Gang Chul Co., Ltd.......................   291,430     580,864
 #   Dong-Ah Geological Engineering Co., Ltd............    45,500     375,074
     Dong-Il Corp.......................................    19,098     924,469
     Dongbang Agro Co...................................    17,110     103,319
 #   Dongbang Transport Logistics Co., Ltd..............   244,640     592,120
     Dongbu CNI Co., Ltd................................    16,040      62,771
 #*  Dongbu Corp........................................    53,090     166,893
 #*  Dongbu HiTek Co., Ltd..............................   368,964   2,101,156
     Dongbu Securities Co., Ltd.........................   351,526   1,168,455
 *   Dongbu Steel Co., Ltd..............................   385,814     911,380
 #   Dongil Industries Co., Ltd.........................    18,961     941,553
 *   Dongkook Industrial Co., Ltd.......................   248,640     680,966
 #   Dongkuk Steel Mill Co., Ltd........................   719,049  10,049,355
     DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.........   114,484     444,922
     Dongsung Holdings Co., Ltd.........................   195,870     961,594
 #   Dongwha Pharm Co., Ltd.............................   261,900   1,373,477
 #   Dongwon F&B Co., Ltd...............................    18,686   1,910,171
 *   Dongwon Systems Corp...............................     3,175      20,965
     Dongyang Mechatronics Corp.........................    11,660     132,788
 #   Doosan Corp........................................   109,796  14,708,880
 #*  Doosan Engine Co., Ltd.............................   112,890   1,003,642
 #*  Doosan Engineering & Construction Co., Ltd.........   364,280     796,142
     Doosan Heavy Industries & Construction Co., Ltd....   125,000   5,101,681
 #*  Doosan Infracore Co., Ltd..........................   354,010   5,067,028
     DRB Holding Co., Ltd...............................   124,305     910,015
     DRB Industrial Co., Ltd............................   117,204     974,341
     E-Mart Co., Ltd....................................    37,775   9,039,412
 #*  Eagon Industries Co., Ltd..........................    13,300     161,629
     Easy Bio, Inc......................................    23,186     101,410
     Eugene Corp........................................   199,842     544,703
 *   Eugene Investment & Securities Co., Ltd............   763,229   1,575,931
     Fursys, Inc........................................    31,503     928,073
 #   Gaon Cable Co., Ltd................................    18,587     342,555
     Global & Yuasa Battery Co., Ltd....................    34,827   1,634,069
 *   GNCO Co., Ltd......................................    56,982      85,848
     Green Cross Holdings Corp..........................    50,710     631,789
     GS Engineering & Construction Corp.................   515,821  17,415,440
     GS Global Corp.....................................     3,370      30,720
     GS Holdings........................................   750,939  41,352,074
     Gwangju Shinsegae Co., Ltd.........................     5,985   1,480,460
 #   Halla Corp.........................................   247,941   1,244,521
     Han Kuk Carbon Co., Ltd............................    49,800     418,043

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES     VALUE++
                                                                ------     -------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc................................. 4,078,729 $156,836,439
#   Handok, Inc...............................................    34,880      569,178
    Handsome Co., Ltd.........................................   214,790    6,149,602
    Hanil Cement Co., Ltd.....................................    52,145    4,100,734
    Hanil E-Wha Co., Ltd......................................    37,380      772,479
#*  Hanjin Heavy Industries & Construction Co., Ltd...........   677,791    7,856,983
    Hanjin Heavy Industries & Construction Holdings Co., Ltd..   181,040    1,561,065
*   Hanjin Kal Corp...........................................    12,388      164,084
#*  Hanjin Shipping Co., Ltd.................................. 1,206,540    8,790,746
*   Hanjin Shipping Holdings Co., Ltd.........................   164,924      828,032
#   Hanjin Transportation Co., Ltd............................   140,220    2,423,911
*   Hankuk Glass Industries, Inc..............................    28,180      434,247
#   Hankuk Paper Manufacturing Co., Ltd.......................    32,780      732,057
#*  Hanmi Science Co., Ltd....................................    13,270      199,751
    Hanmi Semiconductor Co., Ltd..............................    65,150      770,593
#*  Hansol HomeDeco Co., Ltd..................................   321,490      526,669
    Hansol Paper Co...........................................   647,244    7,498,153
#   Hanwha Chemical Corp...................................... 1,436,095   31,520,164
    Hanwha Corp...............................................   594,563   22,504,575
*   Hanwha General Insurance Co., Ltd.........................   111,213      439,929
*   Hanwha Investment & Securities Co., Ltd...................   918,791    3,107,661
    Hanwha Life Insurance Co., Ltd............................ 1,498,105   10,017,335
    Hanwha Timeworld Co., Ltd.................................    12,290      377,521
    Hanyang Securities Co., Ltd...............................    90,530      530,771
#   Heung-A Shipping Co., Ltd.................................   632,727      948,036
#   Hitejinro Holdings Co., Ltd...............................    99,611    1,084,266
    HMC Investment Securities Co., Ltd........................   259,785    2,609,148
#   HS R&A Co., Ltd...........................................    37,336      655,961
    Humax Co., Ltd............................................    42,979      508,448
#   Husteel Co., Ltd..........................................    59,490    1,087,025
    Hwacheon Machine Tool Co., Ltd............................    14,227      691,621
    Hyosung Corp..............................................   380,987   25,684,458
#*  Hyundai BNG Steel Co., Ltd................................   145,750    1,905,422
#   Hyundai Development Co....................................   904,704   20,110,029
#   Hyundai Heavy Industries Co., Ltd.........................   232,115   55,428,393
    Hyundai Hy Communications & Networks Co., Ltd.............   207,730      931,520
#   Hyundai Mipo Dockyard.....................................    80,748   12,851,903
    Hyundai Motor Co..........................................   310,959   74,084,064
    Hyundai Securities Co., Ltd............................... 1,779,448   11,300,350
#   Hyundai Steel Co.......................................... 1,197,245   98,578,876
#   Hyunjin Materials Co., Ltd................................    64,806      427,939
#   Il Dong Pharmaceutical Co., Ltd...........................   133,130    1,483,719
#   Iljin Electric Co., Ltd...................................   285,940    1,653,425
#   Ilshin Spinning Co., Ltd..................................    16,366    1,705,598
#   Ilsung Pharmaceuticals Co., Ltd...........................     9,407      692,180
    Industrial Bank of Korea.................................. 2,572,180   29,712,965
    Intergis Co., Ltd.........................................    24,590      164,910
#   INTOPS Co., Ltd...........................................    62,298    1,326,310
    Inzi Controls Co., Ltd....................................    89,540      445,821
#   INZI Display Co., Ltd.....................................   337,768      609,175
#*  IS Dongseo Co., Ltd.......................................   121,855    1,888,390
#   ISU Chemical Co., Ltd.....................................   164,530    2,559,428

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES     VALUE++
                                                      ------     -------
    SOUTH KOREA -- (Continued)
    *   JB Financial Group Co., Ltd.................   707,883 $  4,838,132
    #   Jeil Pharmaceutical Co......................    73,180      889,354
        JW Pharmaceutical Corp......................   102,840    1,490,587
        KB Financial Group, Inc..................... 2,902,753  114,320,481
        KB Financial Group, Inc. ADR................ 3,182,416  123,509,565
    #   KC Tech Co., Ltd............................   332,012    1,521,242
        KCC Corp....................................    64,340   25,801,791
    #*  Keangnam Enterprises, Ltd...................   131,000      419,378
    *   KEC Corp....................................   124,522      116,986
    #   Keyang Electric Machinery Co., Ltd..........   393,920    1,213,005
    #   KG Chemical Corp............................    47,243      779,572
        KISCO Corp..................................    56,021    1,500,492
    #   KISCO Holdings Co., Ltd.....................    11,673      455,672
    #   Kishin Corp.................................   109,475      825,992
        KISWIRE, Ltd................................    69,836    2,433,542
        Kolon Corp..................................    85,335    1,598,537
    *   Kolon Global Corp...........................   308,890    1,125,280
    #   Kolon Industries, Inc.......................   178,594    9,973,208
        Korea Airport Service Co., Ltd..............    16,100      329,133
    #   Korea Cast Iron Pipe Industries Co., Ltd....     7,358       26,640
        Korea Electric Terminal Co., Ltd............    89,230    3,612,511
    #   Korea Export Packaging Industrial Co., Ltd..     5,290      122,680
    #*  Korea Flange Co., Ltd.......................    58,810      749,424
        Korea Investment Holdings Co., Ltd..........   542,836   21,177,935
    *   Korea Petrochemical Ind Co., Ltd............    45,171    3,163,125
    *   Korean Air Lines Co., Ltd...................    25,635      817,643
        Korean Reinsurance Co.......................   114,130    1,279,127
    #   KPF.........................................    36,644      241,307
    #   KPX Chemical Co., Ltd.......................    12,852      840,278
    *   KTB Investment & Securities Co., Ltd........ 1,066,210    2,392,124
        Kukdo Chemical Co., Ltd.....................    51,898    2,472,442
    #   Kumho Electric Co., Ltd.....................    52,624    1,300,132
    #   Kunsul Chemical Industrial Co., Ltd.........    26,860      730,652
        Kwang Dong Pharmaceutical Co., Ltd..........   139,830      960,342
    #*  Kyeryong Construction Industrial Co., Ltd...    42,770      353,195
        Kyobo Securities Co.........................   272,242    1,170,835
    #   Kyung Dong Navien Co., Ltd..................    25,220      431,706
    #   Kyung-In Synthetic Corp.....................   184,400      747,898
    #*  Kyungbang, Ltd..............................     9,187      998,304
        LG Corp..................................... 1,083,610   64,060,394
    #*  LG Display Co., Ltd......................... 1,309,420   30,649,369
    #*  LG Display Co., Ltd. ADR.................... 3,996,524   46,759,331
    #   LG Electronics, Inc......................... 1,776,548  113,798,502
        LG Hausys, Ltd..............................    55,732    6,745,668
        LG International Corp.......................    60,310    1,692,360
    *   LG Uplus Corp............................... 3,029,481   34,687,841
        LIG Insurance Co., Ltd......................    88,290    2,197,482
    #   Livart Furniture Co., Ltd...................    29,460      292,667
    #   Lotte Chemical Corp.........................    52,363   10,729,150
        Lotte Chilsung Beverage Co., Ltd............     9,880   14,673,940
        Lotte Confectionery Co., Ltd................     9,339   16,014,776
        Lotte Food Co., Ltd.........................       525      323,996

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                   SHARES     VALUE++
                                                   ------     -------
        SOUTH KOREA -- (Continued)
        *   Lotte Non-Life Insurance Co., Ltd....    23,240 $     65,824
            Lotte Shopping Co., Ltd..............   166,351   63,151,656
            Meritz Finance Group, Inc............    16,600       85,538
            Meritz Securities Co., Ltd........... 2,576,974    4,085,062
            Mi Chang Oil Industrial Co., Ltd.....     4,691      347,142
            Mirae Asset Securities Co., Ltd......   414,359   13,974,649
        #   MK Electron Co., Ltd.................    99,673      442,627
        #   Moorim P&P Co., Ltd..................   422,608    2,483,313
        #*  Moorim Paper Co., Ltd................   205,480      463,986
            Motonic Corp.........................   121,010    1,087,193
        #   Namhae Chemical Corp.................    23,510      160,593
            Namyang Dairy Products Co., Ltd......     4,383    3,575,276
            National Plastic Co..................   146,060      721,941
        #*  NEOWIZ HOLDINGS Corp.................    69,796      736,439
        #   Nexen Corp...........................    13,326      939,261
            NH Investment & Securities Co., Ltd..   406,621    1,842,284
            NICE Holdings Co., Ltd...............     7,100       86,756
        #   NK Co., Ltd..........................   196,310      684,700
        #   Nong Shim Holdings Co., Ltd..........    24,347    1,748,413
            NongShim Co., Ltd....................    40,829    9,887,002
        #   OCI Materials Co., Ltd...............     5,913      185,091
        #*  Osung LST Co., Ltd...................   184,874      464,337
            Ottogi Corp..........................     8,693    2,807,830
        #   Paik Kwang Industrial Co., Ltd.......   100,134      354,709
        #*  PaperCorea, Inc......................   404,380      305,205
        #   Poongsan Corp........................   422,600   11,747,645
            Poongsan Holdings Corp...............    49,788    1,319,379
            POSCO................................   681,110  203,339,180
        #   POSCO ADR............................ 1,626,923  121,140,686
        *   POSCO Coated & Color Steel Co., Ltd..    23,830      314,703
        *   PSK, Inc.............................    84,155      800,855
            Pulmuone Holdings Co., Ltd...........     7,118      351,870
        #   Pyeong Hwa Automotive Co., Ltd.......     6,626      153,510
        #   S&T Dynamics Co., Ltd................   380,544    5,092,283
            S&T Holdings Co., Ltd................    87,883    1,638,452
        #   S&T Motiv Co., Ltd...................   128,920    3,641,061
            Saeron Automotive Corp...............     1,995       15,244
        #*  Sajo Industries Co., Ltd.............    11,546      321,136
        *   Sajodaerim Corp......................       170        1,578
            Sam Young Electronics Co., Ltd.......   159,570    1,420,424
            Sam Yung Trading Co., Ltd............    28,584      455,966
        #   SAMHWA Paints Industrial Co., Ltd....     2,030       17,662
        #*  Samick Musical Instruments Co., Ltd.. 1,125,740    1,929,793
            Samlip General Foods Co., Ltd........     6,320      296,078
            Samsung C&T Corp..................... 1,386,322   82,261,509
            Samsung Life Insurance Co., Ltd......       895       88,126
        #   Samsung SDI Co., Ltd.................   520,138   86,702,427
        *   Samwhan Corp.........................         1            3
        #   Samyang Genex Co., Ltd...............    11,337      919,860
            Samyang Holdings Corp................    89,042    7,438,962
            Samyang Tongsang Co., Ltd............     8,060      196,199
        #   Samyoung Chemical Co., Ltd...........   220,260      508,479

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES     VALUE++
                                                        ------     -------
  SOUTH KOREA -- (Continued)
      SAVEZONE I&C Corp...............................    27,710 $    122,376
      Seah Besteel Corp...............................   168,664    4,408,893
      SeAH Holdings Corp..............................    13,089    1,213,329
  #   SeAH Steel Corp.................................    36,098    3,069,088
      Sebang Co., Ltd.................................   137,830    2,480,928
  #   Sejong Industrial Co., Ltd......................   102,930    1,613,368
  #   Sempio Foods Co.................................     3,110       62,693
  *   Seohee Construction Co., Ltd.................... 1,753,286    1,104,543
  *   Seong An Co., Ltd...............................    86,190       57,709
      Seowon Co., Ltd.................................   100,110      175,245
  *   Sewon Cellontech Co., Ltd.......................    12,330       34,226
  #*  SG Corp......................................... 1,945,560    1,276,257
      Shin Poong Pharmaceutical Co., Ltd..............   120,505      578,215
      Shinhan Financial Group Co., Ltd................ 5,415,719  236,144,882
  #   Shinhan Financial Group Co., Ltd. ADR........... 1,630,308   70,657,548
      Shinsegae Co., Ltd..............................    41,475   10,441,482
  #   Shinsegae Information & Communication Co., Ltd..     5,726      375,652
  #*  Shinsung Solar Energy Co., Ltd..................   765,627      857,801
  #*  Shinsung Tongsang Co., Ltd...................... 1,106,860    1,145,895
      Shinyoung Securities Co., Ltd...................    35,820    1,416,221
  #   Silla Co., Ltd..................................    64,953    1,790,323
      Sindoh Co., Ltd.................................    43,098    2,841,585
      SJM Co., Ltd....................................    17,794      174,460
      SK Chemicals Co., Ltd...........................   113,742    5,560,520
      SK Gas Co., Ltd.................................    47,214    3,332,110
      SK Holdings Co., Ltd............................   530,249   96,102,228
      SK Innovation Co., Ltd..........................   845,193  118,461,430
  #   SK Networks Co., Ltd............................ 2,219,296   13,932,180
  *   SK Securities Co., Ltd.......................... 3,931,860    2,976,832
  #   SKC Co., Ltd....................................    42,000    1,274,768
  #   SL Corp.........................................   140,660    1,959,009
  #   Songwon Industrial Co., Ltd.....................   121,460    1,309,140
  *   Ssangyong Cement Industrial Co., Ltd............   289,296    1,612,144
      STX Corp. Co., Ltd..............................   417,563      700,987
  *   STX Engine Co., Ltd.............................   340,110    1,680,194
  *   STX Offshore & Shipbuilding Co., Ltd............   850,640    2,485,962
  #*  STX Pan Ocean Co., Ltd..........................   956,910    1,014,354
      Suheung Capsule Co., Ltd........................    31,370    1,118,655
      Sun Kwang Co., Ltd..............................    20,098      338,769
  #*  Sungchang Enterprise Holdings, Ltd..............    16,000      267,149
  #*  Sungshin Cement Co., Ltd........................    78,030      411,863
      Sungwoo Hitech Co., Ltd.........................    66,157    1,023,415
  #   Tae Kyung Industrial Co., Ltd...................   116,020      513,110
      Taekwang Industrial Co., Ltd....................     4,300    5,313,715
  #*  Taewoong Co., Ltd...............................    70,311    2,096,176
      Taeyoung Engineering & Construction Co., Ltd....   564,040    3,042,831
  #   Tailim Packaging Industrial Co., Ltd............   374,220      917,343
      TCC Steel.......................................    48,310      165,959
  #*  TK Chemical Corp................................   329,048      518,529
  *   Tong Kook Corp..................................       607           --
  #   Tong Yang Moolsan Co., Ltd......................    72,180      637,023
      Tongyang Life Insurance.........................    79,490      843,359

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES      VALUE++
                                                     ------      -------
   SOUTH KOREA -- (Continued)
       TONGYANG Securities, Inc...................    918,859 $    2,091,364
   *   Top Engineering Co., Ltd...................     49,113        217,928
   #   TS Corp....................................     65,206      1,719,721
   #   Unid Co., Ltd..............................     46,751      2,932,364
       Union Steel................................     38,477        560,728
   #*  WillBes & Co. (The)........................    538,070        546,915
       Wiscom Co., Ltd............................     32,980        152,891
   #*  Woongjin Energy Co., Ltd...................    751,750      1,522,285
   *   Woongjin Thinkbig Co., Ltd.................    156,120        891,585
       Wooree ETI Co., Ltd........................     87,561        252,908
       Woori Finance Holdings Co., Ltd............  5,158,647     61,115,805
   #   Woori Finance Holdings Co., Ltd. ADR.......      8,505        298,015
       Woori Financial Co., Ltd...................     93,191      1,946,181
       Woori Investment & Securities Co., Ltd.....  2,467,643     26,061,288
   #   WooSung Feed Co., Ltd......................    284,940        748,571
       YESCO Co., Ltd.............................     30,550      1,008,164
   #   Yoosung Enterprise Co., Ltd................     76,905        367,026
   #   YooSung T&S Co., Ltd.......................     27,033         54,806
       Youlchon Chemical Co., Ltd.................    159,540      1,871,797
       Young Poong Corp...........................      4,632      6,161,321
   *   Young Poong Mining & Construction Corp.....     18,030             --
   #   Young Poong Precision Corp.................     48,300        454,405
       Youngone Holdings Co., Ltd.................     29,112      1,772,991
       YuHwa Securities Co., Ltd..................     28,680        319,854
   *   Zinus, Inc.................................      1,866             --
                                                              --------------
   TOTAL SOUTH KOREA..............................             3,034,397,344
                                                              --------------

   TAIWAN -- (13.9%)
       Ability Enterprise Co., Ltd................  2,238,000      1,687,592
       AcBel Polytech, Inc........................  4,916,219      4,975,525
       Accton Technology Corp.....................  8,825,156      4,821,350
   #*  Acer, Inc.................................. 47,368,364     30,948,628
       ACES Electronic Co., Ltd...................    489,000        362,950
   #   ACHEM TECHNOLOGY Corp......................  3,011,984      1,732,289
   *   Action Electronics Co., Ltd................  3,511,084        741,628
   *   Advanced Connectek, Inc....................    381,000        133,985
       Advanced International Multitech Co., Ltd..    127,000        138,046
   *   Advanced Power Electronics Corp............    515,000        287,947
   *   AGV Products Corp..........................  7,871,701      2,572,788
       AimCore Technology Co., Ltd................    396,797        584,751
       Alcor Micro Corp...........................    313,000        297,420
       Allis Electric Co., Ltd....................  1,471,000        501,043
   #   Alpha Networks, Inc........................  5,872,237      3,815,076
   #   Altek Corp.................................  6,185,808      4,703,061
   #   Ambassador Hotel (The).....................    828,000        824,334
       AMPOC Far-East Co., Ltd....................  1,772,000      1,508,028
       AmTRAN Technology Co., Ltd................. 11,031,956      7,064,404
       Anpec Electronics Corp.....................    147,000        101,614
   #   APCB, Inc..................................  2,584,000      1,608,410
       Apex Science & Engineering.................    548,248        311,183
       Arcadyan Technology Corp...................    848,000      1,175,468
       Ardentec Corp..............................  1,123,280        751,876

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES      VALUE++
                                                       ------      -------
    TAIWAN -- (Continued)
    *   Arima Communications Corp...................     251,566 $   127,729
    #   Asia Cement Corp............................  25,637,049  34,776,323
    *   Asia Optical Co., Inc.......................   4,243,290   4,215,001
    #   Asia Polymer Corp...........................   4,053,478   3,551,993
        Asia Vital Components Co., Ltd..............   4,863,984   2,818,517
        Asustek Computer, Inc.......................     308,000   2,350,685
    #*  AU Optronics Corp...........................  52,352,812  17,124,178
    #*  AU Optronics Corp. Sponsored ADR............   9,342,184  29,521,301
    #   Audix Corp..................................   1,800,164   1,909,555
        Avermedia Technologies......................   3,018,000   1,472,328
    *   Avision, Inc................................   2,782,555   1,084,616
        AVY Precision Technology, Inc...............     166,000     282,714
        Bank of Kaohsiung...........................   6,588,900   2,128,856
        Basso Industry Corp.........................     819,000     950,319
    #   BES Engineering Corp........................  24,933,443   7,633,147
        Biostar Microtech International Corp........   2,799,055   1,022,499
    *   Bright Led Electronics Corp.................   1,595,000     695,978
    #   C Sun Manufacturing, Ltd....................   2,535,837   1,798,207
    #   Cameo Communications, Inc...................   3,060,197   1,005,819
        Capital Securities Corp.....................  24,281,447   8,317,336
        Career Technology MFG. Co., Ltd.............   1,535,000   1,461,968
        Carnival Industrial Corp....................   6,172,000   1,858,343
        Cathay Chemical Works.......................     959,000     571,656
        Cathay Real Estate Development Co., Ltd.....  14,314,421   9,981,866
        Celxpert Energy Corp........................     262,000     140,063
        Central Reinsurance Co., Ltd................   2,562,016   1,156,648
        ChainQui Construction Development Co., Ltd..   1,547,173   1,129,609
    *   Champion Building Materials Co., Ltd........   6,279,828   2,818,062
    *   Chang Ho Fibre Corp.........................      78,000      28,384
        Chang Hwa Commercial Bank...................  87,425,711  52,443,179
        Channel Well Technology Co., Ltd............     284,000     135,560
        Charoen Pokphand Enterprise.................   3,296,000   1,729,381
        Chen Full International Co., Ltd............     550,000     493,791
        Cheng Loong Corp............................  13,705,659   6,482,080
        Cheng Uei Precision Industry Co., Ltd.......   4,391,635   9,209,820
        Chia Chang Co., Ltd.........................     860,000   1,117,780
    *   Chia Hsin Cement Corp.......................   7,583,191   3,870,575
    #   Chien Kuo Construction Co., Ltd.............   4,979,247   2,394,381
    *   Chien Shing Stainless Steel.................   1,034,000     138,455
        Chilisin Electronics Corp...................   1,683,836   1,618,570
        Chin-Poon Industrial Co.....................   6,084,815  10,155,204
    *   China Airlines, Ltd.........................  44,441,353  16,098,593
        China Chemical & Pharmaceutical Co., Ltd....   4,203,264   3,592,764
        China Development Financial Holding Corp.... 202,041,960  60,389,073
        China Electric Manufacturing Corp...........   3,862,200   1,838,948
        China General Plastics Corp.................   7,124,260   4,406,420
    #   China Glaze Co., Ltd........................   2,312,363   1,116,252
        China Life Insurance Co., Ltd...............   9,321,780   9,148,200
    *   China Manmade Fibers Corp...................  21,204,813   9,007,219
        China Metal Products........................   3,560,362   5,274,073
    #   China Motor Corp............................  11,464,749  10,955,965
    #   China Petrochemical Development Corp........  33,049,397  16,620,631

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                           ------     -------
TAIWAN -- (Continued)
*   China Rebar Co., Ltd................................    439,188 $        --
    China Steel Structure Co., Ltd......................  1,435,219   1,785,925
#   China Synthetic Rubber Corp.........................  8,022,711   7,779,581
*   China United Trust & Investment Corp................    493,999          --
*   China Wire & Cable Co., Ltd.........................  2,900,000   1,357,829
    Chinese Maritime Transport, Ltd.....................  1,496,000   1,925,378
*   Chun YU Works & Co., Ltd............................  2,927,000   1,112,594
    Chun Yuan Steel.....................................  6,454,287   2,472,188
    Chung Hsin Electric & Machinery Manufacturing Corp..  6,609,000   5,148,858
*   Chung Hung Steel Corp............................... 12,373,046   3,543,191
*   Chung Hwa Pulp Corp.................................  6,750,011   2,173,784
*   Chung Shing Textile Co., Ltd........................        600          --
*   Chunghwa Picture Tubes, Ltd......................... 55,899,412   3,066,013
*   Chyang Sheng Dyeing & Finishing Co., Ltd............    328,000     177,297
#*  CMC Magnetics Corp.................................. 50,000,830   8,426,822
    CoAsia Microelectronics Corp........................  1,437,350     785,014
    Collins Co., Ltd....................................  2,467,224     917,607
#   Compal Electronics, Inc............................. 69,912,332  54,703,078
    Compeq Manufacturing Co............................. 21,479,000  10,851,261
*   Compex International Co., Ltd.......................     46,400          --
*   Concord Securities Corp.............................  1,749,000     458,203
    Continental Holdings Corp...........................  7,293,848   2,657,101
    Coretronic Corp.....................................  7,759,000   6,786,306
*   Cosmos Bank Taiwan..................................    948,872     473,348
#   Coxon Precise Industrial Co., Ltd...................  2,217,000   3,903,300
    Creative Sensor, Inc................................    301,000     181,207
*   Crystalwise Technology, Inc.........................    127,000      98,301
    CSBC Corp. Taiwan...................................  5,889,654   3,756,902
    CTBC Financial Holding Co., Ltd..................... 86,725,355  58,828,637
    CviLux Corp.........................................     22,000      26,376
    D-Link Corp......................................... 11,107,939   6,721,979
#   DA CIN Construction Co., Ltd........................  2,614,579   2,318,921
*   Danen Technology Corp...............................     22,000      11,217
    Darfon Electronics Corp.............................  6,405,950   4,858,763
    Delpha Construction Co., Ltd........................  3,970,016   1,614,556
    Depo Auto Parts Ind Co., Ltd........................    236,000     828,392
*   Der Pao Construction Co., Ltd.......................  1,139,000          --
    DFI, Inc............................................    387,280     425,971
*   Dynamic Electronics Co., Ltd........................  4,194,324   1,644,282
#*  E Ink Holdings, Inc.................................  9,534,000   5,352,435
#*  E-Ton Solar Tech Co., Ltd...........................  4,038,443   2,484,423
    E.Sun Financial Holding Co., Ltd.................... 73,360,913  49,129,938
*   Eastern Media International Corp.................... 12,884,399   2,126,971
    Edimax Technology Co., Ltd..........................  3,202,902   1,427,422
#   Edison Opto Corp....................................    729,000     862,720
    Edom Technology Co., Ltd............................    943,800     456,129
    Elite Material Co., Ltd.............................  2,905,905   2,407,204
    Elite Semiconductor Memory Technology, Inc..........  1,776,000   2,335,331
    Elitegroup Computer Systems Co., Ltd................ 13,565,066   5,828,278
    ENG Electric Co., Ltd...............................    516,000     430,947
    Entie Commercial Bank...............................  2,271,232   1,170,211
*   Entire Technology Co., Ltd..........................     20,000      21,460

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                         ------      -------
TAIWAN -- (Continued)
*   Episil Technologies, Inc..........................   2,910,000 $  1,009,208
#   Epistar Corp......................................  14,736,000   25,553,577
    Eternal Chemical Co., Ltd.........................   1,630,000    1,490,084
*   Etron Technology, Inc.............................   2,231,000    1,082,041
*   Eva Airways Corp..................................   9,947,850    5,537,577
*   Ever Fortune Industrial Co., Ltd..................     409,000           --
*   Everest Textile Co., Ltd..........................   3,892,002    1,140,872
    Evergreen International Storage & Transport Corp..   9,380,000    6,372,129
*   Evergreen Marine Corp. Taiwan, Ltd................  32,195,998   18,942,027
    Everlight Chemical Industrial Corp................   1,994,005    1,844,344
#   Everlight Electronics Co., Ltd....................   2,417,000    4,566,746
*   Everspring Industry Co............................     686,180      406,946
#   Excelsior Medical Co., Ltd........................   1,410,200    3,112,180
#   Far Eastern Department Stores Co., Ltd............   4,919,652    5,291,653
#   Far Eastern International Bank....................  27,026,817   11,216,604
#*  Farglory F T Z Investment Holding Co., Ltd........     544,000      417,294
    Farglory Land Development Co., Ltd................     457,000      839,439
    Federal Corp......................................   6,978,685    5,503,074
*   First Copper Technology Co., Ltd..................   3,667,750    1,191,288
    First Financial Holding Co., Ltd.................. 126,315,215   78,177,705
    First Hotel.......................................   1,187,590      764,689
#   First Insurance Co., Ltd..........................   3,960,064    2,624,401
    First Steamship Co., Ltd..........................   5,393,173    3,722,770
    Forhouse Corp.....................................   7,911,635    3,025,131
#   Formosa Advanced Technologies Co., Ltd............   1,264,000      780,573
#*  Formosa Epitaxy, Inc..............................   8,578,000    5,218,841
    Formosa Oilseed Processing........................   1,111,977      537,640
    Formosa Taffeta Co., Ltd..........................  10,729,511   13,335,659
    Formosan Rubber Group, Inc........................   8,118,000    7,702,794
    Formosan Union Chemical...........................   2,827,034    1,356,169
#   Fortune Electric Co., Ltd.........................     436,000      272,207
#   Founding Construction & Development Co., Ltd......   3,092,474    2,033,838
    Foxlink Image Technology Co., Ltd.................     541,000      340,678
*   Froch Enterprise Co., Ltd.........................   1,898,000      619,843
    FSP Technology, Inc...............................   1,830,283    1,690,073
    Fubon Financial Holding Co., Ltd..................  88,739,471  130,052,844
    Fullerton Technology Co., Ltd.....................   1,753,200    1,443,124
#*  Fulltech Fiber Glass Corp.........................   4,505,690    1,824,117
    Fwusow Industry Co., Ltd..........................   2,782,995    1,711,402
#   G Shank Enterprise Co., Ltd.......................   2,830,880    1,752,732
*   Gallant Precision Machining Co., Ltd..............   1,123,000      481,093
#   Gemtek Technology Corp............................   6,437,962    6,248,868
#*  Genesis Photonics, Inc............................   2,140,000    1,259,476
#   Getac Technology Corp.............................  11,072,065    6,096,533
#*  Giantplus Technology Co., Ltd.....................   1,289,100      389,348
    Giga Solution Tech Co., Ltd.......................     548,000      295,354
    Gigabyte Technology Co., Ltd......................   9,308,287   10,392,479
#*  Gigastorage Corp..................................   5,891,600    4,751,691
#*  Gintech Energy Corp...............................   6,960,942    7,485,630
*   Global Brands Manufacture, Ltd....................   5,041,951    1,799,497
#   Global Lighting Technologies, Inc.................     552,000      560,329
*   Globe Union Industrial Corp.......................   2,671,000    2,030,525

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                         ------      -------
  TAIWAN -- (Continued)
  #   Gloria Material Technology Corp.................   4,263,150 $ 2,917,015
  #*  Gold Circuit Electronics, Ltd...................   9,631,965   2,516,110
      Goldsun Development & Construction Co., Ltd.....  23,049,261   9,529,237
      Good Will Instrument Co., Ltd...................     466,380     286,831
      Grand Pacific Petrochemical.....................  17,166,000  13,249,262
      Great China Metal Industry......................     871,000   1,034,348
      Great Wall Enterprise Co., Ltd..................   3,780,767   3,407,512
  #*  Green Energy Technology, Inc....................   4,571,880   4,046,853
  #*  GTM Corp........................................   2,449,000   1,323,369
  #   Hannstar Board Corp.............................   5,444,635   2,212,383
  #*  HannStar Display Corp...........................  49,769,000  16,664,100
  *   Harvatek Corp...................................   3,454,459   1,423,208
  *   Helix Technology, Inc...........................      29,585          --
      Hey Song Corp...................................   4,034,000   4,627,233
      Hiroca Holdings, Ltd............................      13,500      38,170
  #*  HiTi Digital, Inc...............................     315,175     292,663
      Hitron Technology, Inc..........................   3,410,525   1,829,673
      Ho Tung Chemical Corp...........................  12,602,052   6,152,893
  #*  Hocheng Corp....................................   4,459,300   1,716,369
      Hold-Key Electric Wire & Cable Co., Ltd.........     515,124     184,242
      Holy Stone Enterprise Co., Ltd..................   2,678,650   3,379,952
  #   Hong TAI Electric Industrial....................   3,862,000   1,314,678
      Horizon Securities Co., Ltd.....................   5,065,000   1,532,803
      Hsin Kuang Steel Co., Ltd.......................   4,316,124   2,750,917
      Hsing TA Cement Co..............................   2,071,980     782,012
      HUA ENG Wire & Cable............................   7,600,035   3,014,210
      Hua Nan Financial Holdings Co., Ltd.............  48,985,430  29,043,140
  *   Hua Yu Lien Development Co., Ltd................       2,799       5,060
  *   Hualon Corp.....................................     257,040          --
      Hung Ching Development & Construction Co., Ltd..   1,937,468   1,246,410
      Hung Poo Real Estate Development Corp...........   3,576,655   3,715,452
  #   Hung Sheng Construction Co., Ltd................   8,769,892   7,492,355
      Huxen Corp......................................     572,281     904,346
  *   Hwa Fong Rubber Co., Ltd........................   3,194,960   1,449,551
  #   I-Chiun Precision Industry Co., Ltd.............   3,790,000   2,463,121
  #   Ichia Technologies, Inc.........................   7,023,260   3,689,739
      Infortrend Technology, Inc......................     880,000     528,524
  #*  Innolux Corp.................................... 122,419,745  48,549,926
  *   Inotera Memories, Inc...........................  32,779,728  21,137,232
  *   Inpaq Technology Co., Ltd.......................     327,000     310,923
      Integrated Memory Logic, Ltd....................      73,000     167,046
      Inventec Corp...................................  34,993,277  31,321,059
      ITE Technology, Inc.............................   2,498,479   2,118,809
  #*  J Touch Corp....................................     832,000     631,660
  *   Janfusun Fancyworld Corp........................     600,179     117,425
      Jentech Precision Industrial Co., Ltd...........      17,000      35,808
  #   Jess-Link Products Co., Ltd.....................   1,094,000   1,016,557
      Jih Sun Financial Holdings Co., Ltd.............   3,662,995   1,050,876
      K Laser Technology, Inc.........................   1,389,601     800,696
  #   Kang Na Hsiung Enterprise Co., Ltd..............   1,655,078     984,646
  *   Kao Hsing Chang Iron & Steel....................   1,118,000     438,757
  #   Kaulin Manufacturing Co., Ltd...................   2,961,656   2,453,225

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                    SHARES      VALUE++
                                                    ------      -------
     TAIWAN -- (Continued)
         KEE TAI Properties Co., Ltd.............      28,000 $     20,112
     *   Kenmec Mechanical Engineering Co., Ltd..   1,314,000      677,133
         Kerry TJ Logistics Co., Ltd.............     304,000      426,328
         Kindom Construction Co..................   5,481,000    6,775,081
         King Yuan Electronics Co., Ltd..........  21,676,805   15,115,110
         King's Town Bank........................  11,813,012   10,509,008
     *   King's Town Construction Co., Ltd.......      30,000       29,028
         Kinko Optical Co., Ltd..................     418,000      429,104
     #   Kinpo Electronics.......................  19,097,375    8,510,943
     #   KS Terminals, Inc.......................   1,250,880    1,214,881
         Kung Sing Engineering Corp..............   1,507,000      753,622
     #   Kuo Toong International Co., Ltd........   1,095,000    1,481,438
     #   Kuoyang Construction Co., Ltd...........   7,664,840    5,124,791
         Kwong Fong Industries...................   4,296,720    3,199,195
         KYE Systems Corp........................   4,677,000    2,013,618
         L&K Engineering Co., Ltd................   2,019,000    2,109,329
         LAN FA Textile..........................   3,158,713    1,021,734
         LCY Chemical Corp.......................     187,000      246,853
     #   Leader Electronics, Inc.................   1,614,056      802,153
         Lealea Enterprise Co., Ltd..............  12,751,118    4,687,695
     #   Ledtech Electronics Corp................     310,000      195,291
     #   LEE CHI Enterprises Co., Ltd............   3,466,900    1,723,195
         Lelon Electronics Corp..................   1,540,200    1,199,855
     #*  Leofoo Development Co...................   5,342,774    2,278,651
     #   LES Enphants Co., Ltd...................     692,000      533,716
         Lextar Electronics Corp.................   1,016,000      868,122
     *   Li Peng Enterprise Co., Ltd.............   9,691,703    4,809,102
         Lien Hwa Industrial Corp................   8,943,990    5,782,329
         Lingsen Precision Industries, Ltd.......   6,464,480    3,355,396
         Lite-On Semiconductor Corp..............   5,612,190    3,383,099
         Lite-On Technology Corp.................  30,042,075   52,593,193
         Long Chen Paper Co., Ltd................   8,162,253    3,223,501
     #   Longwell Co.............................   1,333,000    1,182,994
     #   Lotes Co., Ltd..........................     933,000    2,290,379
     *   Lucky Cement Corp.......................   3,099,000      849,228
     #*  Macronix International..................  69,439,913   16,232,586
         Marketech International Corp............   2,165,000    1,320,573
         Masterlink Securities Corp..............  16,637,000    5,489,920
         Maxtek Technology Co., Ltd..............     193,000      112,167
     #   Mayer Steel Pipe Corp...................   2,472,456    1,193,027
         Maywufa Co., Ltd........................     252,070      142,754
         Mega Financial Holding Co., Ltd......... 135,127,381  117,005,240
     *   Megamedia Corp..........................         782           --
         Meiloon Industrial Co...................   1,613,084    1,246,147
         Mercuries & Associates, Ltd.............   1,863,937    1,400,857
     *   Mercuries Data Systems, Ltd.............     729,800      223,187
     *   Mercuries Life Insurance Co., Ltd.......     278,000      195,221
         Micro-Star International Co., Ltd.......  14,542,985    9,775,049
     *   Microelectronics Technology, Inc........     721,826      466,909
         Mirle Automation Corp...................     565,550      483,132
     *   Mitac Holdings Corp.....................  10,023,725    9,211,885
         Mobiletron Electronics Co., Ltd.........     153,000      191,470

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                      SHARES     VALUE++
                                                      ------     -------
     TAIWAN -- (Continued)
     *   Mosel Vitelic, Inc........................  7,422,506 $ 1,700,685
     #*  Motech Industries, Inc....................  3,195,000   5,944,652
     *   Nan Ren Lake Leisure Amusement Co., Ltd...    917,000     421,085
     #*  Nan Ya Printed Circuit Board Corp.........  3,855,000   5,207,020
     #   Nantex Industry Co., Ltd..................  2,345,766   1,665,081
     *   Nanya Technology Corp.....................  3,851,000     534,566
     #*  Neo Solar Power Corp...................... 10,557,719  11,250,386
         New Asia Construction & Development Corp..  1,810,304     479,112
         New Era Electronics Co., Ltd..............    146,000     187,122
         Nichidenbo Corp...........................    101,330      88,954
         Nien Hsing Textile Co., Ltd...............  4,175,721   4,530,519
     #   Nishoku Technology, Inc...................    260,000     367,336
     #*  Ocean Plastics Co., Ltd...................    628,000     786,433
     *   Optimax Technology Corp...................  1,085,597     174,901
         OptoTech Corp.............................  9,532,000   3,941,761
     *   Orient Semiconductor Electronics, Ltd.....  5,501,276     953,581
         Pacific Construction Co...................  2,329,452     823,652
     #*  Pan Jit International, Inc................  6,633,837   2,864,436
     #   Pan-International Industrial..............  2,937,766   2,351,108
     #   Paragon Technologies Co., Ltd.............  1,221,191   1,569,613
     #   Pegatron Corp............................. 28,348,998  39,500,652
         Phihong Technology Co., Ltd...............  2,723,320   1,680,884
     *   Picvue Electronics, Ltd...................    241,600          --
         Plotech Co., Ltd..........................    760,282     270,577
         Portwell, Inc.............................    669,000     625,363
     *   Potrans Electrical Corp...................  1,139,000          --
         Pou Chen Corp............................. 29,022,550  35,352,241
     *   Powercom Co., Ltd.........................  1,347,500     257,918
     #   Powertech Industrial Co., Ltd.............    271,000     156,618
     #   Powertech Technology, Inc................. 11,391,000  20,528,082
         President Securities Corp................. 12,690,992   7,149,978
         Prime Electronics Satellitics, Inc........    269,000     210,353
     #   Prince Housing & Development Corp.........  2,693,782   1,735,460
     *   Procomp Informatics, Ltd..................    391,440          --
     *   Prodisc Technology, Inc...................  6,185,157          --
         Promate Electronic Co., Ltd...............    851,000     890,275
     *   Qisda Corp................................ 26,623,171   6,177,354
         Quanta Storage, Inc.......................  2,413,000   2,512,847
     *   Quintain Steel Co., Ltd...................  5,893,629   1,365,929
     #   Radium Life Tech Co., Ltd.................  9,304,290   8,141,574
         Ralec Electronic Corp.....................    477,087     702,414
         Rechi Precision Co., Ltd..................    230,651     230,334
         Rich Development Co., Ltd.................  2,011,054     863,802
     #*  Ritek Corp................................ 53,401,622   8,668,154
     *   Sainfoin Technology Corp..................    835,498          --
         Sampo Corp................................  9,863,925   3,460,502
         Sanyang Industry Co., Ltd................. 10,027,624  17,548,157
         SDI Corp..................................    974,000   1,085,543
         Sesoda Corp...............................    973,875   1,047,920
         Shan-Loong Transportation Co., Ltd........     66,000      54,246
         Sheng Yu Steel Co., Ltd...................  1,935,000   1,479,942
         ShenMao Technology, Inc...................  1,245,000   1,454,027

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                         ------      -------
  TAIWAN -- (Continued)
      Shih Her Technologies, Inc......................     373,000 $   815,101
      Shih Wei Navigation Co., Ltd....................   2,432,718   1,745,697
      Shihlin Electric & Engineering Corp.............   4,426,000   5,595,372
  #   Shin Kong Financial Holding Co., Ltd............ 133,903,755  46,568,964
      Shin Zu Shing Co., Ltd..........................     552,000   1,216,107
  #   Shinkong Insurance Co., Ltd.....................   3,516,412   2,737,670
      Shinkong Synthetic Fibers Corp..................  26,952,754   9,313,184
  #   Shuttle, Inc....................................   4,011,015   1,754,979
      Sigurd Microelectronics Corp....................   6,663,047   6,454,999
  *   Silicon Integrated Systems Corp.................  10,317,165   3,210,301
      Silitech Technology Corp........................     259,000     334,703
      Sinbon Electronics Co., Ltd.....................   1,951,000   2,321,258
      Sincere Navigation Corp.........................   4,719,740   4,387,138
      Singatron Enterprise Co., Ltd...................      63,000      33,865
  *   Sinkang Industries, Ltd.........................     699,557     250,773
  #*  Sino-American Silicon Products, Inc.............   5,456,000   7,563,434
  #   Sinon Corp......................................   6,282,877   3,519,068
      SinoPac Financial Holdings Co., Ltd............. 121,894,614  60,321,207
      Sirtec International Co., Ltd...................     404,000     776,430
      Sitronix Technology Corp........................   1,476,000   2,462,110
  *   Siward Crystal Technology Co., Ltd..............   2,080,875     979,010
      Solar Applied Materials Technology Co...........     356,000     303,108
  *   Solartech Energy Corp...........................   1,509,000   1,285,647
      Solomon Technology Corp.........................   1,334,671     582,671
  #*  Solytech Enterprise Corp........................   3,043,000   1,128,124
      Southeast Cement Co., Ltd.......................   3,539,700   2,047,481
      Spirox Corp.....................................     977,661     414,110
  *   Star Comgistic Capital Co., Ltd.................   2,030,676     836,337
  #   Stark Technology, Inc...........................   2,259,200   2,343,614
      Sunonwealth Electric Machine Industry Co., Ltd..     478,421     277,551
  *   Sunplus Technology Co., Ltd.....................   8,214,620   3,004,701
      Sunrex Technology Corp..........................   1,158,000     485,180
  *   Super Dragon Technology Co., Ltd................     155,175     108,244
  #   Supreme Electronics Co., Ltd....................   3,375,681   1,713,079
      Sweeten Construction Co., Ltd...................   1,258,501     816,003
      Sysage Technology Co., Ltd......................     178,500     190,495
      Systex Corp.....................................     801,801   1,521,669
      T-Mac Techvest PCB Co., Ltd.....................     252,000     181,419
      TA Chen Stainless Pipe..........................   8,424,281   4,034,472
  *   Ta Chong Bank, Ltd..............................  28,492,769   9,994,469
      Ta Ya Electric Wire & Cable.....................   9,145,329   2,172,407
      TA-I Technology Co., Ltd........................   1,750,233     906,674
  #   Tah Hsin Industrial Co., Ltd....................   1,700,000   1,660,825
      TAI Roun Products Co., Ltd......................      63,000      21,441
  #   Taichung Commercial Bank........................  29,348,178  10,883,827
      Tainan Enterprises Co., Ltd.....................   1,899,183   2,152,880
      Tainan Spinning Co., Ltd........................  17,605,938  13,269,730
      Taishin Financial Holding Co., Ltd.............. 114,788,390  57,974,121
  #*  Taisun Enterprise Co., Ltd......................   3,464,410   1,777,567
  *   Taita Chemical Co., Ltd.........................   3,554,864   1,520,751
  *   Taiwan Business Bank............................  59,761,510  18,367,895
  #   Taiwan Calsonic Co., Ltd........................      48,000      47,622

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES     VALUE++
                                                         ------     -------
   TAIWAN -- (Continued)
       Taiwan Cement Corp............................. 45,081,440 $65,611,018
       Taiwan Chinsan Electronic Industrial Co., Ltd..     54,000      87,668
       Taiwan Cogeneration Corp.......................  4,200,333   2,601,620
       Taiwan Cooperative Financial Holding........... 88,650,827  49,849,018
       Taiwan Fertilizer Co., Ltd.....................  1,174,000   2,797,544
       Taiwan Fire & Marine Insurance Co..............  1,158,000     923,712
   *   Taiwan Flourescent Lamp Co., Ltd...............    756,000          --
       Taiwan FU Hsing Industrial Co., Ltd............  2,128,000   2,389,050
       Taiwan Glass Industry Corp.....................  9,558,710   9,673,146
   #   Taiwan Hopax Chemicals Manufacturing Co., Ltd..  1,140,000     864,140
   *   Taiwan Kolin Co., Ltd..........................  5,797,000          --
   #*  Taiwan Land Development Corp................... 12,397,739   4,758,414
   *   Taiwan Life Insurance Co., Ltd.................    788,419     698,967
       Taiwan Mask Corp...............................  3,154,250   1,025,577
       Taiwan Navigation Co., Ltd.....................    970,000     899,501
       Taiwan Paiho, Ltd..............................  2,887,549   4,001,931
       Taiwan PCB Techvest Co., Ltd...................  1,195,946   1,371,131
   #   Taiwan Prosperity Chemical Corp................    220,000     225,391
   #*  Taiwan Pulp & Paper Corp.......................  7,065,660   3,092,361
   #   Taiwan Sakura Corp.............................  2,890,472   1,869,556
       Taiwan Semiconductor Co., Ltd..................  2,224,000   1,828,989
   *   Taiwan Styrene Monomer.........................  7,258,045   5,532,602
       Taiwan Surface Mounting Technology Co., Ltd....    991,600   1,412,425
   #*  Taiwan TEA Corp................................ 12,079,092   9,932,559
       Taiwan Union Technology Corp...................  3,225,000   2,466,542
       Taiyen Biotech Co., Ltd........................  3,286,000   2,811,782
   #*  Tatung Co., Ltd................................ 36,532,342  10,128,320
       Teco Electric and Machinery Co., Ltd........... 32,704,725  34,880,242
   *   Tecom Co., Ltd.................................    703,753      71,358
   *   Tekcore Co., Ltd...............................    372,000     167,922
       Test-Rite International Co., Ltd...............    907,266     706,298
       TEX RAY INDUSTRIAL Co., Ltd....................    273,000     146,238
       ThaiLin Semiconductor Corp.....................  1,139,000     683,421
   #   Thinking Electronic Industrial Co., Ltd........  1,490,000   1,727,992
       Ton Yi Industrial Corp.........................  9,741,600  10,778,951
       Tong Yang Industry Co., Ltd....................  5,716,228   8,901,072
       Tong-Tai Machine & Tool Co., Ltd...............  3,193,368   3,063,960
       Topco Scientific Co., Ltd......................    705,480   1,236,725
   #   Topoint Technology Co., Ltd....................  2,564,288   1,966,776
       Transasia Airways Corp.........................    768,000     321,017
       Tripod Technology Corp.........................    641,000   1,267,495
   #   Tung Ho Steel Enterprise Corp.................. 12,119,274  10,867,288
       Tung Ho Textile Co., Ltd.......................  2,542,000     865,731
   *   TYC Brother Industrial Co., Ltd................  2,525,723   1,441,958
   #*  Tycoons Group Enterprise.......................  7,782,938   1,550,803
   *   Tyntek Corp....................................  5,222,683   1,277,116
       TZE Shin International Co., Ltd................  1,095,645     440,007
   *   U-Tech Media Corp..............................  1,946,799     412,802
       Unic Technology Corp...........................     36,361      14,534
   #   Unimicron Technology Corp...................... 24,359,363  19,266,486
   #*  Union Bank Of Taiwan........................... 11,008,494   4,028,543
       Unitech Computer Co., Ltd......................  1,308,739     624,838

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES       VALUE++
                                                        ------       -------
TAIWAN -- (Continued)
#*  Unitech Printed Circuit Board Corp...............  11,440,281 $    4,913,647
#   United Integrated Services Co., Ltd..............   1,576,000      1,740,284
#   United Microelectronics Corp..................... 218,090,681     92,516,948
    Unity Opto Technology Co., Ltd...................     532,000        416,711
    Universal Cement Corp............................   6,228,551      5,718,657
#*  Unizyx Holding Corp..............................   6,190,000      3,219,142
    UPC Technology Corp..............................  12,594,746      6,086,417
    USI Corp.........................................   5,907,691      4,333,926
    Ve Wong Corp.....................................   1,594,806      1,345,174
#*  Wafer Works Corp.................................   3,331,000      1,797,943
#   Wah Hong Industrial Corp.........................     294,516        315,845
    Wah Lee Industrial Corp..........................   1,777,000      2,848,922
*   Walsin Lihwa Corp................................  58,770,412     18,218,180
*   Walsin Technology Corp...........................  10,079,230      2,702,324
#*  Walton Advanced Engineering, Inc.................   6,089,853      2,174,922
    Wan Hai Lines, Ltd...............................   9,268,000      4,994,495
#   WAN HWA Enterprise Co............................     675,550        343,945
    Waterland Financial Holdings Co., Ltd............  30,493,739     10,488,396
    Ways Technical Corp., Ltd........................     256,000        372,898
*   WEI Chih Steel Industrial Co., Ltd...............   1,880,898        311,005
#*  Wei Mon Industry Co., Ltd........................   6,500,691      2,134,245
#   Weikeng Industrial Co., Ltd......................   1,617,550      1,199,641
    Well Shin Technology Co., Ltd....................     987,080      1,680,741
    Weltrend Semiconductor...........................   1,097,100      1,049,602
    Wha Yu Industrial Co., Ltd.......................     138,000         89,158
    Win Semiconductors Corp..........................   1,411,000      1,244,536
#*  Winbond Electronics Corp.........................  51,988,885     13,122,959
#*  Wintek Corp......................................  42,368,507     15,826,205
#   Wisdom Marine Lines Co., Ltd.....................     396,350        475,618
#   Wistron Corp.....................................  32,596,332     30,602,269
    WPG Holdings, Ltd................................     515,092        626,506
#   WT Microelectronics Co., Ltd.....................   3,532,096      4,219,246
    WUS Printed Circuit Co., Ltd.....................   6,267,928      2,818,008
    Yageo Corp.......................................  23,867,788      8,128,926
*   Yang Ming Marine Transport Corp..................  24,996,676     11,085,129
    YC INOX Co., Ltd.................................   4,646,667      3,258,328
#   Yem Chio Co., Ltd................................   4,696,764      3,577,352
#   YFY, Inc.........................................  18,338,847      9,732,241
#*  Yi Jinn Industrial Co., Ltd......................   3,816,796      1,037,157
*   Yieh Phui Enterprise Co., Ltd....................  16,525,235      5,227,528
    Young Fast Optoelectronics Co., Ltd..............   2,546,000      2,794,680
    Yuanta Financial Holding Co., Ltd................ 151,353,654     82,534,377
    Yulon Motor Co., Ltd.............................  13,491,572     23,814,020
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..     359,687        848,894
#   Zenitron Corp....................................   3,202,000      2,077,882
#*  Zig Sheng Industrial Co., Ltd....................   8,536,352      3,065,110
    Zinwell Corp.....................................   1,931,000      2,079,412
                                                                  --------------
TOTAL TAIWAN.........................................              2,882,123,235
                                                                  --------------

THAILAND -- (3.1%)
    AAPICO Hitech PCL................................     681,760        370,176
    AJ Plast PCL.....................................   2,076,900        680,623

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              SHARES      VALUE++
                                                              ------      -------
THAILAND -- (Continued)
    AP Thailand PCL........................................  20,514,600 $  3,592,115
    Asia Plus Securities PCL...............................  10,463,900    1,270,796
    Bangchak Petroleum PCL.................................  10,134,500   10,826,414
    Bangkok Bank PCL(6368360)..............................  11,332,400   75,003,194
    Bangkok Bank PCL(6077019)..............................   6,294,000   41,656,675
    Bangkok Expressway PCL.................................   5,564,000    6,480,161
    Bangkok Insurance PCL..................................     152,020    1,807,145
    Bangkokland PCL........................................ 127,978,803    7,072,242
    Bank of Ayudhya PCL(6359933)...........................   6,065,200    7,453,619
    Bank of Ayudhya PCL(6075949)...........................  22,788,300   28,004,899
    Banpu PCL..............................................  18,169,000   16,928,546
    CalComp Electronics Thailand PCL.......................  25,500,100    2,539,769
    Charoong Thai Wire & Cable PCL.........................   1,255,800      423,643
    Delta Electronics Thailand PCL.........................   4,773,500    7,323,201
    Eastern Water Resources Development and Management PCL.   6,336,200    2,585,373
    Esso Thailand PCL......................................  23,848,000    5,363,406
*   G J Steel PCL.......................................... 537,140,250    1,208,026
*   G Steel PCL (Foreign)..................................  79,804,200      358,959
*   Golden Land Property Development PCL...................     477,800      119,738
    Hana Microelectronics PCL..............................   5,060,700    3,707,115
    Hemaraj Land and Development PCL.......................     153,300       17,140
    ICC International PCL..................................   2,682,700    3,447,647
    IRPC PCL............................................... 144,935,100   16,670,447
    Kang Yong Electric PCL.................................       3,400       27,091
    KGI Securities Thailand PCL............................  18,177,700    1,681,985
    Kiatnakin Bank PCL.....................................   5,637,200    7,561,545
    Krung Thai Bank PCL....................................  90,737,300   59,179,669
    Laguna Resorts & Hotels PCL............................   1,342,400    1,401,703
    Lanna Resources PCL....................................     114,300       45,536
    LH Financial Group PCL.................................  15,909,050      679,808
    MBK PCL................................................     863,200    4,160,000
*   Padaeng Industry PCL...................................   1,412,500      458,353
    Polyplex Thailand PCL..................................   5,498,800    1,802,016
    Precious Shipping PCL..................................   6,442,200    3,973,984
    Property Perfect PCL...................................  47,707,300    1,670,713
    PTT Global Chemical PCL................................  32,067,141   80,876,163
    PTT PCL................................................  10,844,100  110,444,328
    Quality Houses PCL.....................................  37,762,541    3,688,293
*   Regional Container Lines PCL...........................   5,665,000    1,201,253
    Saha Pathana Inter-Holding PCL.........................   2,906,200    2,072,856
    Saha Pathanapibul PCL..................................   1,594,833    2,254,543
    Saha-Union PCL.........................................   2,976,400    3,633,838
*   Sahaviriya Steel Industries PCL........................ 149,229,740    1,773,976
    Sansiri PCL............................................  27,531,600    1,981,391
    SC Asset Corp PCL......................................  24,913,125    3,009,585
    Siam Future Development PCL............................   2,826,287      603,849
    Siamgas & Petrochemicals PCL...........................     495,200      219,559
    Somboon Advance Technology PCL.........................      94,200       49,635
    Sri Ayudhya Capital PCL................................     233,300      176,896
    Sri Trang Agro-Industry PCL............................   9,010,400    3,908,125
    Srithai Superware PCL..................................     552,000      326,323
*   Tata Steel Thailand PCL................................  39,336,300    1,074,244

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  SHARES      VALUE++
                                                                                  ------      -------
THAILAND -- (Continued)
    Thai Airways International PCL.............................................  16,383,411 $ 10,685,405
    Thai Carbon Black PCL......................................................     441,000      318,087
    Thai Oil PCL...............................................................  14,199,200   28,740,549
    Thai Rayon PCL.............................................................     165,000      159,036
    Thai Stanley Electric PCL(B01GKK6).........................................     174,600    1,290,217
    Thai Stanley Electric PCL(B01GKM8).........................................      43,100      318,490
    Thai Wacoal PCL............................................................      93,300      147,257
    Thanachart Capital PCL.....................................................  11,084,300   12,286,212
    Thitikorn PCL..............................................................      97,700       36,098
*   Thoresen Thai Agencies PCL.................................................   8,166,900    4,644,309
    Tisco Financial Group PCL..................................................   1,693,700    2,394,307
    TMB Bank PCL............................................................... 192,971,200   16,987,665
    Total Access Communication PCL.............................................   5,393,680   19,495,229
    TPI Polene PCL.............................................................  14,898,724    6,174,893
*   Tycoons Worldwide Group Thailand PCL.......................................   1,243,300      170,167
    Vanachai Group PCL.........................................................   8,446,600      759,855
    Vinythai PCL...............................................................   6,598,217    2,480,294
                                                                                            ------------
TOTAL THAILAND.................................................................              651,936,399
                                                                                            ------------

TURKEY -- (2.5%)
    Adana Cimento Sanayii TAS Class A..........................................   1,015,460    2,080,241
#*  Adese Alisveris Merkezleri Ticaret A.S.....................................      50,874      223,866
    Akbank TAS.................................................................   4,302,364   16,816,298
    Akcansa Cimento A.S........................................................       4,648       25,962
#*  Akenerji Elektrik Uretim A.S...............................................   3,431,162    2,298,352
#*  Akfen Holding A.S..........................................................     940,621    2,040,640
    Aksa Akrilik Kimya Sanayii.................................................   1,735,088    7,156,314
    Aksigorta A.S..............................................................   1,208,497    1,681,544
    Alarko Holding A.S.........................................................   1,328,166    3,929,403
*   Albaraka Turk Katilim Bankasi A.S..........................................   3,392,871    3,018,587
*   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S........................      52,204    1,300,206
#*  Anadolu Anonim Tuerk Sigorta Sirketi.......................................   4,326,842    2,858,133
    Anadolu Cam Sanayii A.S....................................................   2,275,126    2,762,679
#*  Asya Katilim Bankasi A.S...................................................  10,427,239   10,564,505
#   Aygaz A.S..................................................................   1,020,159    4,643,847
*   Baticim Bati Anadolu Cimento Sanayii A.S...................................     303,326    1,001,963
    Bolu Cimento Sanayii A.S...................................................     999,793    1,427,661
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S..............................     151,966    2,498,729
    Cimsa Cimento Sanayi VE Tica...............................................     576,229    3,726,421
#*  Deva Holding A.S...........................................................   1,233,392    1,300,616
    Dogan Gazetecilik A.S......................................................      40,611       33,100
*   Dogan Sirketler Grubu Holding A.S..........................................  16,350,353    7,357,180
#*  Dogan Yayin Holding A.S....................................................   1,034,173      356,246
    Dogus Otomotiv Servis ve Ticaret A.S.......................................      73,958      354,093
#   Eczacibasi Yatirim Holding Ortakligi A.S...................................     855,876    2,746,525
    EGE Seramik Sanayi ve Ticaret A.S..........................................   1,418,706    1,903,317
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S..   3,954,537    5,004,549
    Eregli Demir ve Celik Fabrikalari TAS......................................  23,187,774   32,060,714
    Gentas Genel Metal Sanayi ve Ticaret A.S...................................     821,239      476,606
    Global Yatirim Holding A.S.................................................   4,381,715    3,023,883
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S........................      45,038    1,287,501
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S..............................       9,558       28,820

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                           SHARES       VALUE++
                                                                           ------       -------
TURKEY -- (Continued)
#*  GSD Holding.........................................................  4,585,286 $     2,886,044
*   Gunes Sigorta.......................................................    424,619         401,545
#*  Hurriyet Gazetecilik A.S............................................  3,447,484       1,307,448
#*  Ihlas EV Aletleri...................................................  2,765,346         828,919
#*  Ihlas Holding A.S................................................... 14,952,395       5,533,895
*   Is Finansal Kiralama A.S............................................  2,908,338       1,425,513
    Is Yatirim Menkul Degerler A.S. Class A.............................    450,584         324,851
*   Isiklar Yatirim Holding A.S.........................................  1,056,428         280,523
#*  Izmir Demir Celik Sanayi A.S........................................    554,725         765,349
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A.........  4,207,672       4,070,469
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.........  2,179,441       4,726,525
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D......... 13,524,360       8,494,809
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S..............................  1,793,098       1,062,989
#   KOC Holding A.S..................................................... 12,307,828      60,280,805
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S..    266,467         483,208
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.......................  1,412,866       3,066,001
*   Menderes Tekstil Sanayi ve Ticaret A.S..............................  4,014,065       1,062,589
*   Metro Ticari ve Mali Yatirimlar Holding A.S.........................  3,286,794       1,101,256
    Mutlu Aku ve Malzemeleri Sanayi AS..................................    158,475         574,543
*   Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS....................      6,852          87,607
#*  Net Turizm Ticaret ve Sanayi SA.....................................  3,429,929       1,508,493
#*  Petkim Petrokimya Holding A.S.......................................  4,769,900       7,508,340
    Pinar Entegre Et ve Un Sanayi A.S...................................    343,247       1,322,955
    Pinar SUT Mamulleri Sanayii A.S.....................................    173,137       1,499,965
#*  Polyester Sanayi A.S................................................  2,315,248       1,283,972
*   Raks Elektronik Sanayi ve Ticaret A.S...............................      5,859              --
*   Sabah Yayincilik....................................................     31,938              --
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..................  1,335,250       2,040,101
*   Sekerbank TAS.......................................................  6,919,207       6,546,694
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S............................  2,308,839       2,297,447
    Soda Sanayii A.S....................................................  1,657,869       2,190,220
*   TAT Konserve Sanayii A.S............................................    231,395         296,093
    Tekfen Holding A.S..................................................  1,896,452       4,561,451
#*  Tekstil Bankasi A.S.................................................  1,683,023       1,295,130
#   Trakya Cam Sanayi A.S...............................................  4,315,631       5,345,467
#   Turcas Petrol A.S...................................................  1,122,860       1,761,681
    Turk Hava Yollari................................................... 11,677,997      45,534,612
    Turkiye Is Bankasi.................................................. 36,884,191     100,763,267
    Turkiye Sinai Kalkinma Bankasi A.S..................................  7,436,484       7,242,348
#   Turkiye Sise ve Cam Fabrikalari A.S.................................  8,439,790      12,384,179
    Turkiye Vakiflar Bankasi Tao........................................ 13,789,100      32,993,771
    Ulker Biskuvi Sanayi A.S............................................    369,278       2,816,928
*   Uzel Makina Sanayii A.S.............................................    275,043              --
#*  Vestel Beyaz Esya Sanayi ve Ticaret A.S.............................  1,067,440       1,585,466
#*  Vestel Elektronik Sanayi ve Ticaret A.S.............................  2,059,212       2,108,448
#   Yapi ve Kredi Bankasi A.S........................................... 20,866,189      48,161,726
#*  Zorlu Enerji Elektrik Uretim A.S....................................  2,638,137       1,741,266
                                                                                    ---------------
TOTAL TURKEY............................................................                519,543,409
                                                                                    ---------------
TOTAL COMMON STOCKS.....................................................             18,812,179,100
                                                                                    ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES     VALUE++
                                                                ------     -------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
    Banco ABC Brasil SA......................................    997,037 $  6,135,325
    Banco Alfa de Investimento SA............................     60,126      151,867
    Banco Daycoval SA........................................    615,948    2,450,576
    Banco do Estado do Rio Grande do Sul SA Class B..........    713,821    5,142,033
    Banco Industrial e Comercial SA..........................  1,675,900    5,610,687
*   Banco Panamericano SA....................................    953,148    2,251,086
    Banco Pine SA............................................    365,877    1,717,713
    Banco Sofisa SA..........................................    694,800      856,419
*   Braskem SA Class A.......................................  1,950,933   17,236,911
    Cia Ferro Ligas da Bahia--Ferbasa........................    920,734    5,627,408
    Eucatex SA Industria e Comercio..........................    298,688      895,625
    Financeira Alfa SA Credito Financiamento e Investimentos.     33,900       66,451
    Forjas Taurus SA.........................................  1,144,290    1,102,025
    Gerdau SA................................................  6,948,596   54,832,146
*   Inepar SA Industria e Construcoes........................  1,185,608      591,419
    Klabin SA................................................  4,025,949   21,408,792
    Parana Banco SA..........................................    120,800      769,128
    Petroleo Brasileiro SA................................... 24,521,904  222,343,011
    Suzano Papel e Celulose SA Class A.......................  7,456,309   30,115,387
    Unipar Participacoes SA Class B..........................  9,258,736    1,976,733
*   Usinas Siderurgicas de Minas Gerais SA Class A........... 11,752,415   62,114,734
    Whirlpool SA.............................................     58,400      114,207
                                                                         ------------
TOTAL BRAZIL.................................................             443,509,683
                                                                         ------------

COLOMBIA -- (0.1%)
    Banco Davivienda SA......................................      7,851      102,974
    Grupo de Inversiones Suramericana SA.....................    756,807   15,037,357
                                                                         ------------
TOTAL COLOMBIA...............................................              15,140,331
                                                                         ------------
TOTAL PREFERRED STOCKS.......................................             458,650,014
                                                                         ------------

RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
*   Salfacorp SA Rights 11/08/13.............................    169,995          100
                                                                         ------------

MALAYSIA -- (0.0%)
*   Malaysian Resources Corp. Bhd Warrants 09/16/18..........  4,765,795      385,124
                                                                         ------------

POLAND -- (0.0%)
*   Polimex-Mostostal SA Rights.............................. 10,512,907           --
                                                                         ------------

SOUTH KOREA -- (0.0%)
*   Hanwha General Insurance Co., Ltd. Rights 11/08/13.......     78,510       22,204
                                                                         ------------

THAILAND -- (0.0%)
*   G J Steel PCL Rights 02/07/20............................  8,915,217       57,286
                                                                         ------------
TOTAL RIGHTS/WARRANTS........................................                 464,714
                                                                         ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              SHARES/
                                                                                               FACE
                                                                                              AMOUNT
                                                                                               (000)         VALUE+
                                                                                              -------        ------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund.......................................................  129,904,927 $ 1,503,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13 (Collateralized
       by $12,056,798 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $10,903,189) to be repurchased at $10,689,437....... $     10,689      10,689,401
                                                                                                         ---------------
TOTAL SECURITIES LENDING COLLATERAL........................................................                1,513,689,401
                                                                                                         ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $20,304,856,701)                                                     $20,784,983,229
                                                                                                         ===============

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES  VALUE+
                                                                 ------ --------
COMMON STOCKS -- (92.4%)
Consumer Discretionary -- (13.0%)
*   1-800-Flowers.com, Inc. Class A                               3,000 $ 16,290
    Aaron's, Inc.                                                 5,257  149,141
#   Abercrombie & Fitch Co. Class A                               5,896  220,982
    Advance Auto Parts, Inc.                                        845   83,807
#*  Aeropostale, Inc.                                             6,474   60,143
*   AFC Enterprises, Inc.                                         1,022   45,561
    AH Belo Corp. Class A                                           900    7,236
#   Allison Transmission Holdings, Inc.                           1,060   25,811
*   Amazon.com, Inc.                                              2,300  837,269
    Ambassadors Group, Inc.                                       1,110    4,096
*   AMC Networks, Inc. Class A                                    1,695  118,803
*   America's Car-Mart, Inc.                                      1,100   50,314
*   American Axle & Manufacturing Holdings, Inc.                  2,809   52,275
    American Eagle Outfitters, Inc.                               6,757  104,666
*   American Public Education, Inc.                               1,804   72,214
*   ANN, Inc.                                                     2,785   98,478
    Arctic Cat, Inc.                                              1,500   78,600
#   Ark Restaurants Corp.                                           120    2,544
*   Asbury Automotive Group, Inc.                                 2,849  136,894
*   Ascena Retail Group, Inc.                                     8,514  168,492
#*  Ascent Capital Group, Inc. Class A                              900   75,978
    Autoliv, Inc.                                                 3,670  327,474
*   AutoNation, Inc.                                              2,100  101,283
*   AutoZone, Inc.                                                  400  173,876
*   Ballantyne Strong, Inc.                                         900    4,491
#*  Barnes & Noble, Inc.                                          5,623   79,453
    Bassett Furniture Industries, Inc.                            1,200   16,800
*   Beazer Homes USA, Inc.                                        1,140   20,714
    bebe stores, Inc.                                             4,600   27,738
*   Bed Bath & Beyond, Inc.                                       1,695  131,057
    Belo Corp. Class A                                            7,438  102,124
    Best Buy Co., Inc.                                           10,211  437,031
    Big 5 Sporting Goods Corp.                                    2,401   45,403
*   Big Lots, Inc.                                                6,017  218,778
*   Biglari Holdings, Inc.                                           90   39,242
*   Blue Nile, Inc.                                                 650   26,695
#   Blyth, Inc.                                                   1,150   15,882
#   Bob Evans Farms, Inc.                                         2,925  166,988
*   Body Central Corp.                                              600    3,360
#   Bon-Ton Stores, Inc. (The)                                    1,300   14,885
#*  Books-A-Million, Inc.                                           600    1,506
    BorgWarner, Inc.                                              4,837  498,840
#*  Bridgepoint Education, Inc.                                   4,469   87,592
    Brinker International, Inc.                                     500   22,210
    Brown Shoe Co., Inc.                                          3,254   73,020
    Brunswick Corp.                                               2,455  110,794
    Buckle, Inc. (The)                                            1,193   58,385
*   Build-A-Bear Workshop, Inc.                                   1,400   11,004
*   Cabela's, Inc.                                                4,090  242,619
    Cablevision Systems Corp. Class A                             1,600   24,880
*   Cache, Inc.                                                     656    3,956

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
    Callaway Golf Co.                                             5,050 $   42,571
*   Cambium Learning Group, Inc.                                  2,515      3,672
*   Capella Education Co.                                         1,476     89,918
*   Career Education Corp.                                        4,300     23,564
*   CarMax, Inc.                                                  7,644    359,192
*   Carmike Cinemas, Inc.                                         2,000     45,780
    Carnival Corp.                                                9,648    334,303
    Carriage Services, Inc.                                       1,100     22,099
*   Carrols Restaurant Group, Inc.                                1,634      9,477
    Carter's, Inc.                                                2,440    168,726
    Cato Corp. (The) Class A                                      2,682     80,380
#*  Cavco Industries, Inc.                                          680     39,828
    CBS Corp. Class A                                               334     19,743
    CBS Corp. Class B                                             9,300    550,002
    CEC Entertainment, Inc.                                       1,500     69,525
#*  Charles & Colvard, Ltd.                                         612      3,250
*   Charter Communications, Inc. Class A                          1,400    187,936
    Cheesecake Factory, Inc. (The)                                5,630    266,017
    Cherokee, Inc.                                                  200      2,744
    Chico's FAS, Inc.                                             9,596    164,571
*   Children's Place Retail Stores, Inc. (The)                    1,700     92,803
*   Chipotle Mexican Grill, Inc.                                    300    158,091
#   Choice Hotels International, Inc.                             2,260    105,293
*   Christopher & Banks Corp.                                     1,927     11,119
    Cinemark Holdings, Inc.                                       8,029    263,431
*   Citi Trends, Inc.                                             1,012     14,856
*   Clear Channel Outdoor Holdings, Inc. Class A                  1,900     16,150
    Coach, Inc.                                                   1,400     70,952
#   Collectors Universe                                             300      4,995
    Columbia Sportswear Co.                                       2,948    197,133
    Comcast Corp. Class A                                        55,612  2,646,019
    Comcast Corp. Special Class A                                11,444    529,857
#*  Conn's, Inc.                                                  3,060    184,946
#   Cooper Tire & Rubber Co.                                      6,800    176,868
*   Corinthian Colleges, Inc.                                     3,000      6,420
    Cracker Barrel Old Country Store, Inc.                        1,900    208,753
*   Crocs, Inc.                                                  10,475    127,585
    CSS Industries, Inc.                                            200      5,178
#   CST Brands, Inc.                                              1,583     51,036
    CTC Media, Inc.                                              15,473    195,579
    Culp, Inc.                                                      600     11,610
*   Cumulus Media, Inc. Class A                                   6,797     40,646
#   Dana Holding Corp.                                            9,919    194,412
#   Darden Restaurants, Inc.                                      5,153    265,534
#*  Deckers Outdoor Corp.                                         2,737    188,388
#*  dELiA*s, Inc.                                                   100        138
    Delphi Automotive P.L.C.                                      1,500     85,800
#*  Delta Apparel, Inc.                                             600     11,340
    Destination Maternity Corp.                                   1,363     42,580
*   Destination XL Group, Inc.                                    3,677     25,555
#   DeVry, Inc.                                                   5,721    205,384
    Dick's Sporting Goods, Inc.                                   1,192     63,426

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
*   Digital Generation, Inc.                                      2,881 $ 36,445
    Dillard's, Inc. Class A                                       3,750  307,425
    DineEquity, Inc.                                              1,903  156,179
*   DIRECTV                                                       3,462  216,340
*   Discovery Communications, Inc. Class A                        1,200  106,704
*   Discovery Communications, Inc. Class B                          100    8,835
*   Discovery Communications, Inc. Class C                          700   57,897
    DISH Network Corp. Class A                                    1,278   61,600
*   Dixie Group, Inc. (The)                                         200    2,520
*   Dollar General Corp.                                          3,767  217,657
*   Dollar Tree, Inc.                                             2,610  152,424
    Domino's Pizza, Inc.                                          2,400  160,944
    Dorman Products, Inc.                                         2,852  138,636
#   DR Horton, Inc.                                              11,443  216,845
*   DreamWorks Animation SKG, Inc. Class A                        6,140  210,234
    Drew Industries, Inc.                                         1,794   90,166
    DSW, Inc. Class A                                             1,140   99,944
    Dunkin' Brands Group, Inc.                                    5,639  268,868
#*  Education Management Corp.                                    3,157   48,302
    Einstein Noah Restaurant Group, Inc.                          1,208   21,551
#*  Emerson Radio Corp.                                           1,100    2,101
#*  Entercom Communications Corp. Class A                         2,204   19,329
    Entravision Communications Corp. Class A                      2,950   19,883
    Escalade, Inc.                                                  350    3,087
#   Ethan Allen Interiors, Inc.                                   2,800   74,592
*   EW Scripps Co. Class A                                        3,700   73,334
    Expedia, Inc.                                                 4,275  251,712
*   Express, Inc.                                                 6,979  161,983
    Family Dollar Stores, Inc.                                    1,510  104,009
*   Famous Dave's Of America, Inc.                                  600   10,830
*   Federal-Mogul Corp.                                           5,385  110,339
*   Fiesta Restaurant Group, Inc.                                 1,467   62,186
*   Fifth & Pacific Cos., Inc.                                    3,438   91,073
    Finish Line, Inc. (The) Class A                               5,243  131,285
    Flexsteel Industries, Inc.                                      148    4,064
    Foot Locker, Inc.                                             7,045  244,461
    Ford Motor Co.                                               35,509  607,559
*   Fossil Group, Inc.                                              696   88,350
    Fred's, Inc. Class A                                          2,937   47,579
*   Fuel Systems Solutions, Inc.                                  2,116   38,003
#*  G-III Apparel Group, Ltd.                                     1,994  113,100
*   Gaiam, Inc. Class A                                             597    3,743
    GameStop Corp. Class A                                        8,800  482,416
    Gaming Partners International Corp.                             400    3,320
    Gannett Co., Inc.                                            10,017  277,170
    Gap, Inc. (The)                                               1,487   55,004
#   Garmin, Ltd.                                                  6,797  317,760
*   Geeknet, Inc.                                                   200    3,836
*   General Motors Co.                                           20,401  753,817
*   Genesco, Inc.                                                 1,759  119,805
    Gentex Corp.                                                 10,200  300,288
*   Gentherm, Inc.                                                3,727   87,025

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
#   Genuine Parts Co.                                             1,894 $  149,304
    GNC Holdings, Inc. Class A                                    3,400    199,988
    Goodyear Tire & Rubber Co. (The)                              6,380    133,852
    Gordmans Stores, Inc.                                         1,178     11,662
*   Grand Canyon Education, Inc.                                  3,056    144,457
*   Gray Television, Inc.                                         5,793     48,951
    Group 1 Automotive, Inc.                                      1,800    115,200
#*  Groupon, Inc.                                                15,534    141,825
    Guess?, Inc.                                                  6,685    208,906
    H&R Block, Inc.                                               3,900    110,916
    Hanesbrands, Inc.                                             2,400    163,488
    Harley-Davidson, Inc.                                         2,700    172,908
    Harman International Industries, Inc.                         4,506    365,076
    Harte-Hanks, Inc.                                             3,769     30,039
#   Hasbro, Inc.                                                  1,400     72,310
    Haverty Furniture Cos., Inc.                                  2,057     57,205
*   Helen of Troy, Ltd.                                           2,220    103,718
*   hhgregg, Inc.                                                 2,852     44,235
#*  Hibbett Sports, Inc.                                            800     46,664
    Hillenbrand, Inc.                                             5,753    162,350
    Home Depot, Inc. (The)                                        8,636    672,658
#*  HomeAway, Inc.                                                3,532    104,724
    Hooker Furniture Corp.                                          554      8,753
    HSN, Inc.                                                     1,576     82,582
*   Hyatt Hotels Corp. Class A                                    2,106    100,246
#*  Iconix Brand Group, Inc.                                      6,468    233,430
    International Speedway Corp. Class A                          2,160     70,654
    Interpublic Group of Cos., Inc. (The)                        17,570    295,176
    Interval Leisure Group, Inc.                                  4,657    113,025
#*  iRobot Corp.                                                  2,856     96,733
#*  ITT Educational Services, Inc.                                  800     32,096
*   Jack in the Box, Inc.                                         2,815    114,514
#   JAKKS Pacific, Inc.                                             496      3,194
#*  JC Penney Co., Inc.                                           6,640     49,800
    John Wiley & Sons, Inc. Class A                               2,307    116,019
    John Wiley & Sons, Inc. Class B                                 142      7,143
    Johnson Controls, Inc.                                       21,706  1,001,732
    Johnson Outdoors, Inc. Class A                                   75      2,057
    Jones Group, Inc. (The)                                       7,120    110,645
*   Jos A Bank Clothiers, Inc.                                    2,720    130,506
*   Journal Communications, Inc. Class A                          3,665     30,603
*   K12, Inc.                                                     2,800     51,184
#   KB Home                                                       6,016    102,092
*   Kid Brands, Inc.                                                 15         21
*   Kirkland's, Inc.                                              1,734     30,778
    Kohl's Corp.                                                  9,777    555,334
*   Krispy Kreme Doughnuts, Inc.                                  4,997    121,227
    L Brands, Inc.                                                3,500    219,135
    La-Z-Boy, Inc.                                                5,515    127,286
*   Lakeland Industries, Inc.                                       300      1,629
*   Lamar Advertising Co. Class A                                 2,436    111,350
#*  LeapFrog Enterprises, Inc.                                    3,800     32,528

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
    Lear Corp.                                                    4,197 $324,806
#*  Learning Tree International, Inc.                               700    2,009
#*  Lee Enterprises, Inc.                                         1,100    3,025
#   Leggett & Platt, Inc.                                         9,377  278,872
#   Lennar Corp. Class A                                          6,700  238,185
    Lennar Corp. Class B                                          1,400   41,258
*   Libbey, Inc.                                                    737   15,735
*   Liberty Global P.L.C. Class A                                 1,303  102,116
*   Liberty Global P.L.C. Series C                                1,001   74,935
*   Liberty Interactive Corp. Class A                            23,793  641,459
#*  Liberty Interactive Corp. Class B                                60    1,619
*   Liberty Media Corp. Class A                                   2,330  356,280
*   Liberty Media Corp. Class B                                      87   13,117
*   Liberty Ventures Series A                                     1,457  156,438
*   Liberty Ventures Series B                                         3      324
#*  Life Time Fitness, Inc.                                       4,100  186,222
#   Lifetime Brands, Inc.                                           706   11,056
*   LIN Media LLC Class A                                         2,600   63,882
    Lincoln Educational Services Corp.                            1,400    6,692
#*  Lions Gate Entertainment Corp.                                3,279  113,388
    Lithia Motors, Inc. Class A                                   2,090  131,356
*   Live Nation Entertainment, Inc.                              17,465  339,520
*   LKQ Corp.                                                     6,700  221,301
    Loral Space & Communications, Inc.                              980   69,943
    Lowe's Cos., Inc.                                             8,170  406,703
*   Luby's, Inc.                                                  1,850   14,171
#*  Lululemon Athletica, Inc.                                     1,200   82,860
#*  Lumber Liquidators Holdings, Inc.                             1,700  194,123
*   M/I Homes, Inc.                                               2,000   40,940
    Mac-Gray Corp.                                                  800   16,864
    Macy's, Inc.                                                  5,040  232,394
*   Madison Square Garden Co. (The) Class A                       4,878  295,217
    Marcus Corp.                                                  1,500   21,540
    Marine Products Corp.                                         2,227   20,867
#*  MarineMax, Inc.                                               2,363   34,807
    Marriott International, Inc. Class A                          4,303  193,979
*   Marriott Vacations Worldwide Corp.                              742   37,159
*   Martha Stewart Living Omnimedia Class A                       3,017    7,724
    Mattel, Inc.                                                  1,908   84,658
    Matthews International Corp. Class A                          2,321   94,233
#*  McClatchy Co. (The) Class A                                   4,116   11,607
    McDonald's Corp.                                              6,003  579,410
    MDC Holdings, Inc.                                            4,142  120,905
#*  Media General, Inc. Class A                                   1,600   23,328
    Men's Wearhouse, Inc. (The)                                   4,405  186,331
#   Meredith Corp.                                                2,985  153,130
*   Meritage Homes Corp.                                          3,886  176,386
*   Michael Kors Holdings, Ltd.                                   2,900  223,155
*   Modine Manufacturing Co.                                      4,909   65,388
*   Mohawk Industries, Inc.                                       3,572  473,004
#   Monro Muffler Brake, Inc.                                     1,750   80,500
#   Morningstar, Inc.                                             1,514  121,559

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
*   Motorcar Parts of America, Inc.                                 900 $ 12,312
#   Movado Group, Inc.                                            1,800   83,934
*   Murphy USA, Inc.                                              2,546  103,317
    NACCO Industries, Inc. Class A                                  500   28,485
#*  Nathan's Famous, Inc.                                           300   15,396
    National CineMedia, Inc.                                      2,558   44,816
*   Nautilus, Inc.                                                2,810   22,368
*   Netflix, Inc.                                                   800  257,984
*   New York & Co., Inc.                                          5,501   28,165
#   New York Times Co. (The) Class A                             16,087  222,483
    Newell Rubbermaid, Inc.                                       3,836  113,661
*   News Corp. Class A                                            4,700   82,720
*   News Corp. Class B                                            1,775   31,826
#   Nexstar Broadcasting Group, Inc. Class A                      1,000   44,390
    NIKE, Inc. Class B                                            3,762  285,009
#   Nordstrom, Inc.                                               2,369  143,253
    Nutrisystem, Inc.                                             2,677   50,328
*   NVR, Inc.                                                       100   91,732
*   O'Reilly Automotive, Inc.                                     1,450  179,524
*   Office Depot, Inc.                                           24,682  137,972
    OfficeMax, Inc.                                               6,519   97,655
    Omnicom Group, Inc.                                           1,941  132,202
*   Orbitz Worldwide, Inc.                                        4,361   40,296
*   Orient-Express Hotels, Ltd. Class A                           7,773  103,459
#*  Outerwall, Inc.                                               2,385  154,977
*   Overstock.com, Inc.                                             945   22,141
    Oxford Industries, Inc.                                       1,500  107,655
*   Pacific Sunwear of California, Inc.                           4,200   11,298
*   Panera Bread Co. Class A                                        200   31,584
    Papa John's International, Inc.                               1,091   82,556
    Penske Automotive Group, Inc.                                 7,775  308,045
*   Pep Boys-Manny Moe & Jack (The)                               3,200   41,408
*   Perfumania Holdings, Inc.                                       260    1,209
    Perry Ellis International, Inc.                               1,310   24,903
#   PetMed Express, Inc.                                          1,883   27,944
#   PetSmart, Inc.                                                1,100   80,036
    Pier 1 Imports, Inc.                                          8,159  170,360
#   Polaris Industries, Inc.                                        900  117,855
#   Pool Corp.                                                    1,000   54,380
*   priceline.com, Inc.                                             200  210,766
    PulteGroup, Inc.                                              7,148  126,162
    PVH Corp.                                                     3,210  399,870
#*  Quiksilver, Inc.                                             15,874  132,072
#*  RadioShack Corp.                                              5,500   15,455
    Ralph Lauren Corp.                                              400   66,256
*   Red Lion Hotels Corp.                                         1,300    7,826
*   Red Robin Gourmet Burgers, Inc.                               1,136   86,540
#   Regal Entertainment Group Class A                             3,770   71,668
#   Regis Corp.                                                   4,206   60,987
    Rent-A-Center, Inc.                                           5,251  179,794
#*  Rentrak Corp.                                                   600   22,494
    RG Barry Corp.                                                1,159   22,114

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
    Rocky Brands, Inc.                                              402 $  6,094
    Ross Stores, Inc.                                             1,873  144,877
    Royal Caribbean Cruises, Ltd.                                 9,989  419,938
*   Ruby Tuesday, Inc.                                            5,355   31,755
#   Ryland Group, Inc. (The)                                      3,680  147,936
*   Saks, Inc.                                                   11,587  185,276
*   Sally Beauty Holdings, Inc.                                   2,585   68,037
    Scholastic Corp.                                                500   14,345
    Scripps Networks Interactive, Inc. Class A                    1,350  108,675
#*  Sears Holdings Corp.                                          3,515  204,151
*   Select Comfort Corp.                                          2,376   43,528
    Service Corp. International/US                               18,620  335,346
    Shiloh Industries, Inc.                                         800   13,136
    Shoe Carnival, Inc.                                           1,830   47,562
*   Shutterfly, Inc.                                              3,960  194,594
    Signet Jewelers, Ltd.                                         3,506  261,758
    Sinclair Broadcast Group, Inc. Class A                        2,200   70,532
    Sirius XM Radio, Inc.                                        19,489   73,474
    Six Flags Entertainment Corp.                                 5,664  213,023
*   Skechers U.S.A., Inc. Class A                                 3,792  110,499
#*  Skyline Corp.                                                   400    1,748
    Sonic Automotive, Inc. Class A                                3,663   81,612
*   Sonic Corp.                                                   2,510   48,443
    Sotheby's                                                     5,452  282,959
    Spartan Motors, Inc.                                          3,249   22,061
    Speedway Motorsports, Inc.                                    2,279   41,615
#   Stage Stores, Inc.                                            1,633   33,721
#   Standard Motor Products, Inc.                                 2,454   88,737
#*  Standard Pacific Corp.                                       15,972  126,658
*   Stanley Furniture Co., Inc.                                     661    2,571
#   Staples, Inc.                                                25,627  413,107
    Starbucks Corp.                                               4,256  344,949
    Starwood Hotels & Resorts Worldwide, Inc.                     2,200  161,964
*   Starz - Liberty Capital Class A                               8,151  245,753
*   Starz - Liberty Capital Class B                                  87    2,629
    Stein Mart, Inc.                                              3,005   44,384
*   Steiner Leisure, Ltd.                                         1,169   65,487
*   Steven Madden, Ltd.                                           5,325  195,321
    Stewart Enterprises, Inc. Class A                             5,660   74,769
*   Stoneridge, Inc.                                              2,545   32,474
    Strayer Education, Inc.                                         400   15,812
#   Sturm Ruger & Co., Inc.                                       1,000   65,410
    Superior Industries International, Inc.                       2,981   55,894
    Systemax, Inc.                                                1,842   17,499
    Target Corp.                                                  8,382  543,070
#*  Tempur-Pedic International, Inc.                              1,050   40,267
*   Tenneco, Inc.                                                 2,272  120,575
#*  Tesla Motors, Inc.                                            1,830  292,690
    Texas Roadhouse, Inc.                                         7,300  200,166
    Thor Industries, Inc.                                         3,835  222,468
    Tiffany & Co.                                                 1,628  128,889
#*  Tile Shop Holdings, Inc.                                        500   11,165

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Discretionary -- (Continued)
    Time Warner Cable, Inc.                                       7,128 $   856,429
    Time Warner, Inc.                                            24,494   1,683,718
    TJX Cos., Inc.                                                4,000     243,160
*   Toll Brothers, Inc.                                           6,851     225,261
*   Tower International, Inc.                                       723      15,342
    Town Sports International Holdings, Inc.                      1,582      20,439
    Tractor Supply Co.                                            1,874     133,710
    Trans World Entertainment Corp.                                 200         866
*   TripAdvisor, Inc.                                             1,869     154,585
*   TRW Automotive Holdings Corp.                                 5,241     393,652
*   Tuesday Morning Corp.                                         1,700      24,055
    Tupperware Brands Corp.                                       1,250     112,062
    Twenty-First Century Fox, Inc. Class A                       16,284     554,959
    Twenty-First Century Fox, Inc. Class B                        3,600     122,400
*   Ulta Salon Cosmetics & Fragrance, Inc.                        1,000     128,850
#*  Under Armour, Inc. Class A                                      900      73,035
#*  Unifi, Inc.                                                   1,402      34,195
*   Universal Electronics, Inc.                                   1,382      53,774
#   Universal Technical Institute, Inc.                           1,356      18,021
*   Urban Outfitters, Inc.                                        1,800      68,184
*   US Auto Parts Network, Inc.                                   1,256       2,236
    Vail Resorts, Inc.                                            3,704     260,947
#   Valassis Communications, Inc.                                 2,454      67,141
    Value Line, Inc.                                                213       1,987
*   Valuevision Media, Inc. Class A                               3,340      17,836
    VF Corp.                                                        602     129,430
    Viacom, Inc. Class A                                            100       8,355
    Viacom, Inc. Class B                                          3,419     284,769
*   Visteon Corp.                                                 4,378     337,500
#*  Vitamin Shoppe, Inc.                                          1,849      86,737
#*  VOXX International Corp.                                      1,300      20,163
    Walt Disney Co. (The)                                        22,247   1,525,922
    Washington Post Co. (The) Class B                               700     450,324
    Weight Watchers International, Inc.                             800      25,688
    Wendy's Co. (The)                                            34,658     301,178
*   West Marine, Inc.                                             1,553      18,962
*   Wet Seal, Inc. (The) Class A                                  5,000      16,550
    Weyco Group, Inc.                                                47       1,350
    Whirlpool Corp.                                               3,520     513,955
    Williams-Sonoma, Inc.                                         1,350      70,794
    Winmark Corp.                                                   200      14,642
*   Winnebago Industries, Inc.                                    3,180      94,319
    Wolverine World Wide, Inc.                                    3,011     173,855
    World Wrestling Entertainment, Inc. Class A                   1,000      12,950
    Wyndham Worldwide Corp.                                       5,000     332,000
    Yum! Brands, Inc.                                             2,000     135,240
#*  Zagg, Inc.                                                    1,449       6,868
*   Zale Corp.                                                    2,942      45,983
#*  Zumiez, Inc.                                                  3,207      95,055
                                                                        -----------
Total Consumer Discretionary                                             57,704,274
                                                                        -----------

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Staples -- (4.9%)
#   Alico, Inc.                                                     422 $   16,863
    Andersons, Inc. (The)                                         1,714    127,144
    Avon Products, Inc.                                           2,400     42,000
    B&G Foods, Inc.                                               4,472    151,377
*   Boulder Brands, Inc.                                          5,333     87,408
    Bunge, Ltd.                                                   7,830    643,078
    Cal-Maine Foods, Inc.                                         2,015    102,221
    Calavo Growers, Inc.                                          1,314     39,013
#   Campbell Soup Co.                                             3,174    135,117
    Casey's General Stores, Inc.                                  3,160    230,301
*   Central Garden and Pet Co.                                      800      6,072
*   Central Garden and Pet Co. Class A                            2,700     19,872
*   Chiquita Brands International, Inc.                           3,325     34,414
#   Clorox Co. (The)                                              1,577    142,230
#   Coca-Cola Bottling Co. Consolidated                             556     35,206
    Coca-Cola Co. (The)                                          30,800  1,218,756
    Coca-Cola Enterprises, Inc.                                  10,800    450,684
    Colgate-Palmolive Co.                                         5,371    347,665
    ConAgra Foods, Inc.                                          15,379    489,206
    Costco Wholesale Corp.                                        3,227    380,786
    CVS Caremark Corp.                                           31,331  1,950,668
*   Darling International, Inc.                                  11,839    275,493
*   Dean Foods Co.                                                9,594    187,083
#*  Diamond Foods, Inc.                                           1,200     29,292
*   Dole Food Co., Inc.                                           6,460     87,533
    Dr Pepper Snapple Group, Inc.                                 4,442    210,329
#*  Elizabeth Arden, Inc.                                         2,188     79,184
    Energizer Holdings, Inc.                                      3,067    300,903
    Estee Lauder Cos., Inc. (The) Class A                         1,000     70,960
*   Farmer Bros Co.                                               1,692     30,557
    Flowers Foods, Inc.                                           6,595    167,117
    Fresh Del Monte Produce, Inc.                                 4,360    115,932
*   Fresh Market, Inc. (The)                                      2,400    122,184
    General Mills, Inc.                                           4,689    236,419
#*  Green Mountain Coffee Roasters, Inc.                          1,879    118,020
*   Hain Celestial Group, Inc. (The)                              3,100    258,013
    Harris Teeter Supermarkets, Inc.                              4,779    235,700
#   Herbalife, Ltd.                                               1,000     64,820
    Hillshire Brands Co.                                          2,816     92,449
    Hormel Foods Corp.                                            2,636    114,561
    Ingles Markets, Inc. Class A                                    871     22,480
    Ingredion, Inc.                                               4,400    289,344
    Inter Parfums, Inc.                                           3,000    105,480
    J&J Snack Foods Corp.                                         1,284    109,872
    JM Smucker Co. (The)                                          4,049    450,289
    John B Sanfilippo & Son, Inc.                                   600     14,748
    Kellogg Co.                                                   1,200     75,900
    Kimberly-Clark Corp.                                          1,973    213,084
    Kraft Foods Group, Inc.                                       3,233    175,811
    Kroger Co. (The)                                              3,700    158,508
    Lancaster Colony Corp.                                        2,193    181,997
    Lifeway Foods, Inc.                                             300      4,389

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Staples -- (Continued)
*   Mannatech, Inc.                                                  40 $       944
#   McCormick & Co., Inc.(579780107)                                 90       6,126
    McCormick & Co., Inc.(579780206)                              1,351      93,422
    Mead Johnson Nutrition Co.                                    1,483     121,102
*   Medifast, Inc.                                                1,258      29,324
    Mondelez International, Inc. Class A                         48,216   1,621,986
*   Monster Beverage Corp.                                        2,029     116,120
    Nash Finch Co.                                                  700      19,642
    National Beverage Corp.                                       1,434      26,257
    Nu Skin Enterprises, Inc. Class A                               900     105,237
    Nutraceutical International Corp.                               500      12,025
    Oil-Dri Corp. of America                                        300      10,647
*   Omega Protein Corp.                                           1,690      15,818
#   Orchids Paper Products Co.                                       98       2,989
*   Pantry, Inc. (The)                                            1,645      22,027
    PepsiCo, Inc.                                                12,539   1,054,404
*   Pilgrim's Pride Corp.                                         8,940     126,680
*   Post Holdings, Inc.                                           3,056     131,255
*   Prestige Brands Holdings, Inc.                                5,298     165,457
#   Pricesmart, Inc.                                                500      56,895
    Procter & Gamble Co. (The)                                   38,323   3,094,582
*   Revlon, Inc. Class A                                          2,472      58,710
*   Rite Aid Corp.                                               19,981     106,499
    Rocky Mountain Chocolate Factory, Inc.                          400       5,072
    Safeway, Inc.                                                10,718     374,058
    Sanderson Farms, Inc.                                         1,600     101,136
*   Seneca Foods Corp. Class A                                      600      17,592
    Snyders-Lance, Inc.                                           5,772     173,102
    Spartan Stores, Inc.                                          1,560      36,707
    Spectrum Brands Holdings, Inc.                                4,780     315,098
#*  Susser Holdings Corp.                                         2,380     130,519
#   Sysco Corp.                                                   4,394     142,102
#   Tootsie Roll Industries, Inc.                                 2,314      74,048
*   TreeHouse Foods, Inc.                                         3,372     247,033
    Tyson Foods, Inc. Class A                                    15,018     415,548
*   United Natural Foods, Inc.                                    2,500     178,625
*   USANA Health Sciences, Inc.                                   1,200      81,876
    Village Super Market, Inc. Class A                              548      20,090
    Walgreen Co.                                                 12,504     740,737
    WD-40 Co.                                                       900      65,241
    Weis Markets, Inc.                                            1,778      90,980
*   WhiteWave Foods Co. Class A                                   4,210      84,242
    Whole Foods Market, Inc.                                      1,800     113,634
                                                                        -----------
Total Consumer Staples                                                   21,654,120
                                                                        -----------
Energy -- (12.4%)
    Adams Resources & Energy, Inc.                                  317      16,411
    Alon USA Energy, Inc.                                         4,953      59,832
#*  Alpha Natural Resources, Inc.                                14,527     101,689
    Anadarko Petroleum Corp.                                     14,242   1,357,120
    Apache Corp.                                                 10,290     913,752
#*  Approach Resources, Inc.                                      1,880      52,922

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
#   Arch Coal, Inc.                                               5,856 $   24,829
*   Atwood Oceanics, Inc.                                         5,597    297,369
    Baker Hughes, Inc.                                           11,739    681,918
#*  Basic Energy Services, Inc.                                   3,797     55,702
    Berry Petroleum Co. Class A                                   2,865    136,804
#*  Bill Barrett Corp.                                            3,669    101,521
    Bolt Technology Corp.                                           600     10,734
#*  Bonanza Creek Energy, Inc.                                    4,334    219,040
#*  BPZ Resources, Inc.                                           8,963     18,016
    Bristow Group, Inc.                                           2,743    220,729
#*  C&J Energy Services, Inc.                                     4,789    110,339
    Cabot Oil & Gas Corp.                                         5,200    183,664
#*  Cal Dive International, Inc.                                  1,016      2,001
*   Callon Petroleum Co.                                          3,100     21,173
*   Cameron International Corp.                                   3,800    208,468
#   CARBO Ceramics, Inc.                                          2,000    250,680
#*  Carrizo Oil & Gas, Inc.                                       4,245    186,101
*   Cheniere Energy, Inc.                                         5,300    210,940
    Chesapeake Energy Corp.                                      34,993    978,404
    Chevron Corp.                                                49,778  5,971,369
    Cimarex Energy Co.                                            4,336    456,798
*   Clayton Williams Energy, Inc.                                   900     70,047
#*  Clean Energy Fuels Corp.                                      6,207     70,698
*   Cloud Peak Energy, Inc.                                       5,067     79,096
*   Cobalt International Energy, Inc.                             3,855     89,475
#   Comstock Resources, Inc.                                      4,683     80,126
*   Concho Resources, Inc.                                        2,628    290,683
    ConocoPhillips                                               30,244  2,216,885
    CONSOL Energy, Inc.                                           7,900    288,350
    Contango Oil & Gas Co.                                        1,101     47,185
#*  Continental Resources, Inc.                                     400     45,560
    Core Laboratories NV                                            500     93,610
    Crosstex Energy, Inc.                                         3,227     99,037
*   Dawson Geophysical Co.                                          600     17,544
    Delek US Holdings, Inc.                                       5,286    135,057
*   Denbury Resources, Inc.                                      18,784    356,708
    Devon Energy Corp.                                           10,148    641,557
#   Diamond Offshore Drilling, Inc.                               4,336    268,528
*   Double Eagle Petroleum Co.                                      600      1,668
*   Dresser-Rand Group, Inc.                                      1,722    104,646
*   Dril-Quip, Inc.                                               1,546    181,531
*   Emerald Oil, Inc.                                             3,042     26,465
#*  Endeavour International Corp.                                 2,609     15,497
    Energen Corp.                                                 1,996    156,327
#   Energy XXI Bermuda, Ltd.                                      4,432    128,794
*   ENGlobal Corp.                                                1,300      1,430
    EOG Resources, Inc.                                           6,322  1,127,845
*   EPL Oil & Gas, Inc.                                           3,869    123,344
    EQT Corp.                                                     1,923    164,628
*   Era Group, Inc.                                               1,688     53,341
*   Evolution Petroleum Corp.                                       900     10,854
*   Exterran Holdings, Inc.                                       6,071    173,327

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
    Exxon Mobil Corp.                                            125,869 $11,280,380
*   FieldPoint Petroleum Corp.                                       100         480
*   FMC Technologies, Inc.                                         3,171     160,294
*   Geospace Technologies Corp.                                      600      58,452
#*  Gevo, Inc.                                                       415         705
#*  Global Geophysical Services, Inc.                              2,129       5,088
*   Goodrich Petroleum Corp.                                         528      12,350
    Green Plains Renewable Energy, Inc.                            2,274      36,680
*   Gulf Coast Ultra Deep Royalty Trust                           12,505      30,262
    Gulf Island Fabrication, Inc.                                  1,358      34,249
    Gulfmark Offshore, Inc. Class A                                1,928      95,976
*   Gulfport Energy Corp.                                          3,229     189,510
#*  Halcon Resources Corp.                                        24,970     129,345
    Halliburton Co.                                               14,716     780,389
#*  Harvest Natural Resources, Inc.                                4,100      20,500
*   Helix Energy Solutions Group, Inc.                             9,213     217,980
#   Helmerich & Payne, Inc.                                        5,370     416,443
*   Hercules Offshore, Inc.                                       13,737      93,412
    Hess Corp.                                                     7,612     618,094
    HollyFrontier Corp.                                           10,348     476,629
*   Hornbeck Offshore Services, Inc.                               2,781     153,706
#*  ION Geophysical Corp.                                         10,968      50,891
#*  James River Coal Co.                                           1,300       2,496
#*  Key Energy Services, Inc.                                      8,901      69,606
    Kinder Morgan, Inc.                                           15,250     538,477
*   Kodiak Oil & Gas Corp.                                        14,996     194,498
*   Laredo Petroleum Holdings, Inc.                                  475      15,091
#*  Magnum Hunter Resources Corp.                                  7,316      52,163
    Marathon Oil Corp.                                            16,144     569,237
    Marathon Petroleum Corp.                                       9,002     645,083
*   Matador Resources Co.                                          6,992     128,723
*   Matrix Service Co.                                             2,700      56,133
*   McDermott International, Inc.                                 15,569     110,073
*   Mitcham Industries, Inc.                                         900      14,976
    Murphy Oil Corp.                                              10,185     614,359
    Nabors Industries, Ltd.                                       18,389     321,440
    National Oilwell Varco, Inc.                                  10,918     886,323
*   Natural Gas Services Group, Inc.                               1,108      31,013
*   Newfield Exploration Co.                                       7,284     221,798
*   Newpark Resources, Inc.                                        8,826     112,531
    Noble Corp.                                                   12,988     489,648
    Noble Energy, Inc.                                            10,198     764,136
#   Nordic American Tankers, Ltd.                                    168       1,371
#*  Northern Oil and Gas, Inc.                                     2,700      44,361
#*  Nuverra Environmental Solutions, Inc.                         13,524      32,999
*   Oasis Petroleum, Inc.                                          3,156     168,057
    Occidental Petroleum Corp.                                    27,014   2,595,505
    Oceaneering International, Inc.                                1,148      98,590
*   Oil States International, Inc.                                 2,554     277,441
#*  Overseas Shipholding Group, Inc.                               1,675       5,779
*   Pacific Drilling SA                                            3,051      34,690
    Panhandle Oil and Gas, Inc. Class A                              600      20,142

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
*   Parker Drilling Co.                                           8,879 $   63,929
    Patterson-UTI Energy, Inc.                                   12,755    309,436
*   PDC Energy, Inc.                                              3,256    220,789
    Peabody Energy Corp.                                         13,163    256,415
*   Penn Virginia Corp.                                           4,549     38,712
*   PetroQuest Energy, Inc.                                       5,703     26,918
*   PHI, Inc.                                                       908     36,157
    Phillips 66                                                  17,282  1,113,479
*   Pioneer Energy Services Corp.                                 5,857     49,199
    Pioneer Natural Resources Co.                                 3,405    697,276
*   PostRock Energy Corp.                                           100        146
    QEP Resources, Inc.                                           8,093    267,555
    Range Resources Corp.                                         1,930    146,120
*   Renewable Energy Group, Inc.                                    735      8,019
    Rentech, Inc.                                                 5,699      9,745
#*  Rex Energy Corp.                                              5,942    127,753
*   RigNet, Inc.                                                  1,558     57,428
*   Rosetta Resources, Inc.                                       3,594    215,424
*   Rowan Cos. P.L.C. Class A                                     9,249    333,704
#   RPC, Inc.                                                     8,850    162,309
#*  SandRidge Energy, Inc.                                       23,137    146,689
    Scorpio Tankers, Inc.                                           951     10,975
    SEACOR Holdings, Inc.                                         1,688    165,086
    SemGroup Corp. Class A                                        4,251    256,718
    Ship Finance International, Ltd.                              6,632    109,760
    SM Energy Co.                                                 4,655    412,480
*   Southwestern Energy Co.                                       9,796    364,607
    Spectra Energy Corp.                                          3,706    131,822
*   Stone Energy Corp.                                            5,053    176,148
*   Superior Energy Services, Inc.                               13,677    366,954
#*  Swift Energy Co.                                              2,735     37,524
*   Synergy Resources Corp.                                       5,574     57,747
    Targa Resources Corp.                                         1,400    108,584
    Teekay Corp.                                                  5,211    226,314
*   Tesco Corp.                                                   2,624     45,080
    Tesoro Corp.                                                  7,560    369,608
*   TETRA Technologies, Inc.                                      8,049    104,396
    TGC Industries, Inc.                                          1,518     11,188
    Tidewater, Inc.                                               3,471    209,024
#   Transocean, Ltd.                                              8,707    409,838
*   Triangle Petroleum Corp.                                      6,897     72,901
#*  Ultra Petroleum Corp.                                         4,272     78,434
*   Unit Corp.                                                    4,431    227,798
#*  Uranium Energy Corp.                                            866      1,524
#*  USEC, Inc.                                                      184      1,483
#*  Vaalco Energy, Inc.                                           4,700     24,769
    Valero Energy Corp.                                          14,251    586,714
#   W&T Offshore, Inc.                                            7,431    141,858
*   Warren Resources, Inc.                                        5,300     16,589
#*  Weatherford International, Ltd.                              38,430    631,789
#   Western Refining, Inc.                                        7,565    244,123
*   Westmoreland Coal Co.                                           100      1,421

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
*   Whiting Petroleum Corp.                                        5,729 $   383,213
*   Willbros Group, Inc.                                           4,078      39,801
    Williams Cos., Inc. (The)                                      6,702     239,328
    World Fuel Services Corp.                                      6,100     232,715
#*  WPX Energy, Inc.                                              10,818     239,510
                                                                         -----------
Total Energy                                                              55,011,747
                                                                         -----------
Financials -- (22.0%)
    1st Source Corp.                                               1,800      56,484
    1st United Bancorp Inc/Boca Raton                              1,593      12,171
    ACE, Ltd.                                                      8,773     837,295
*   Affiliated Managers Group, Inc.                                2,100     414,624
    Aflac, Inc.                                                   11,653     757,212
*   Alexander & Baldwin, Inc.                                      4,289     158,693
*   Alleghany Corp.                                                  903     366,094
    Allied World Assurance Co. Holdings AG                         2,911     315,232
    Allstate Corp. (The)                                          12,654     671,421
*   Altisource Asset Management Corp.                                 75      47,976
*   Altisource Portfolio Solutions SA                                756     118,904
*   American Capital, Ltd.                                        26,965     377,780
#   American Equity Investment Life Holding Co.                    4,529      94,384
    American Express Co.                                           7,300     597,140
    American Financial Group, Inc.                                 7,928     446,029
    American International Group, Inc.                            45,492   2,349,662
    American National Insurance Co.                                1,942     196,278
    Ameriprise Financial, Inc.                                     6,445     647,980
*   Ameris Bancorp                                                 1,761      32,226
    AMERISAFE, Inc.                                                1,338      51,513
#   AmeriServ Financial, Inc.                                        300         942
#   Amtrust Financial Services, Inc.                               6,353     243,701
    Aon P.L.C.                                                     3,700     292,633
*   Arch Capital Group, Ltd.                                       6,938     402,126
    Argo Group International Holdings, Ltd.                        1,925      80,812
    Arrow Financial Corp.                                            890      22,971
    Arthur J Gallagher & Co.                                       4,972     235,921
    Aspen Insurance Holdings, Ltd.                                 4,935     192,514
    Associated Banc-Corp.                                         12,191     198,226
    Assurant, Inc.                                                 7,350     429,828
    Assured Guaranty, Ltd.                                        14,403     295,261
    Asta Funding, Inc.                                               707       6,066
#   Astoria Financial Corp.                                        8,659     114,385
#*  Atlanticus Holdings Corp.                                        886       3,092
*   AV Homes, Inc.                                                   800      15,280
    Axis Capital Holdings, Ltd.                                    7,521     356,646
    Baldwin & Lyons, Inc. Class B                                    900      24,597
#   Banc of California, Inc.                                         500       7,055
#   Bancfirst Corp.                                                  940      52,236
*   Bancorp, Inc.                                                  3,613      58,422
#   BancorpSouth, Inc.                                             9,490     209,729
    Bank Mutual Corp.                                              3,171      20,168
    Bank of America Corp.                                        311,564   4,349,433
    Bank of Commerce Holdings                                        300       1,650

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
#   Bank of Hawaii Corp.                                          4,732 $  274,361
    Bank of New York Mellon Corp. (The)                          38,950  1,238,610
    Bank of the Ozarks, Inc.                                      3,400    168,232
    BankFinancial Corp.                                           1,124     10,442
    BankUnited, Inc.                                              7,941    244,345
    Banner Corp.                                                  2,038     77,974
    Bar Harbor Bankshares                                            27      1,019
    BB&T Corp.                                                   18,673    634,322
    BBCN Bancorp, Inc.                                            7,097    105,249
*   Beneficial Mutual Bancorp, Inc.                               5,210     50,798
*   Berkshire Hathaway, Inc. Class B                             16,445  1,892,491
    Berkshire Hills Bancorp, Inc.                                 1,648     41,810
    BGC Partners, Inc. Class A                                   11,384     60,563
    BlackRock, Inc.                                               3,388  1,019,144
*   BofI Holding, Inc.                                              900     54,378
    BOK Financial Corp.                                           3,080    188,588
    Boston Private Financial Holdings, Inc.                       6,453     73,500
    Brookline Bancorp, Inc.                                       5,953     52,803
    Brown & Brown, Inc.                                          11,540    368,472
    Bryn Mawr Bank Corp.                                          1,000     27,860
    Calamos Asset Management, Inc. Class A                        1,542     15,142
    Camden National Corp.                                           553     22,314
    Cape Bancorp, Inc.                                              300      2,763
*   Capital Bank Financial Corp. Class A                             64      1,422
*   Capital City Bank Group, Inc.                                   900     11,070
    Capital One Financial Corp.                                  19,441  1,335,013
    Capital Southwest Corp.                                         400     13,148
    CapitalSource, Inc.                                          18,722    244,884
    Capitol Federal Financial, Inc.                              14,898    188,758
    Cardinal Financial Corp.                                      2,617     43,181
#   Cash America International, Inc.                              2,741    108,132
    Cathay General Bancorp                                        7,725    190,267
    CBOE Holdings, Inc.                                           1,603     77,746
*   CBRE Group, Inc. Class A                                      3,700     85,951
    Center Bancorp, Inc.                                            980     14,661
    Centerstate Banks, Inc.                                       1,997     19,690
#   Central Pacific Financial Corp.                               2,177     40,100
    Charles Schwab Corp. (The)                                   14,375    325,594
    Chemical Financial Corp.                                      2,448     71,702
    Chubb Corp. (The)                                             7,426    683,786
    Cincinnati Financial Corp.                                    8,379    418,950
*   CIT Group, Inc.                                              10,353    498,600
    Citigroup, Inc.                                              96,881  4,725,855
    Citizens Holding Co.                                            160      3,059
#*  Citizens, Inc.                                                3,580     30,072
    City Holding Co.                                              1,300     59,150
    City National Corp.                                           4,076    293,920
    Clifton Savings Bancorp, Inc.                                 1,500     18,945
    CME Group, Inc.                                               8,053    597,613
    CNA Financial Corp.                                           2,259     91,693
    CNB Financial Corp.                                             590     11,806
    CNO Financial Group, Inc.                                    17,267    269,020

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
#   CoBiz Financial, Inc.                                         3,215 $ 34,883
#   Cohen & Steers, Inc.                                            914   35,061
    Columbia Banking System, Inc.                                 4,201  107,924
    Comerica, Inc.                                                9,504  411,523
    Commerce Bancshares, Inc.                                     8,308  382,251
#   Community Bank System, Inc.                                   4,081  148,181
*   Community Bankers Trust Corp.                                   100      373
#   Community Trust Bancorp, Inc.                                 1,298   55,282
    Consolidated-Tomoka Land Co.                                    300   11,256
*   Consumer Portfolio Services, Inc.                             1,096    7,365
*   Cowen Group, Inc. Class A                                     4,766   18,921
    Crawford & Co. Class A                                          900    7,497
    Crawford & Co. Class B                                        2,209   24,277
*   Credit Acceptance Corp.                                         737   87,187
#   Cullen/Frost Bankers, Inc.                                    5,496  389,062
    CVB Financial Corp.                                          10,411  151,376
*   DFC Global Corp.                                              4,301   52,042
    Diamond Hill Investment Group, Inc.                              60    6,616
    Dime Community Bancshares, Inc.                               3,585   58,651
    Discover Financial Services                                   6,317  327,726
    Donegal Group, Inc. Class A                                   1,577   24,995
#*  Doral Financial Corp.                                           120    2,028
#*  E*TRADE Financial Corp.                                      26,518  448,419
    East West Bancorp, Inc.                                      13,183  444,135
    Eastern Insurance Holdings, Inc.                                255    6,232
    Eaton Vance Corp.                                             2,058   86,045
#*  eHealth, Inc.                                                 1,477   62,950
    EMC Insurance Group, Inc.                                       651   22,160
    Employers Holdings, Inc.                                      2,963   89,097
#*  Encore Capital Group, Inc.                                    2,316  113,137
    Endurance Specialty Holdings, Ltd.                            4,248  234,872
#*  Enstar Group, Ltd.                                            1,015  137,969
    Enterprise Financial Services Corp.                           1,162   20,951
    Erie Indemnity Co. Class A                                    1,500  107,730
#   ESB Financial Corp.                                             498    6,628
    ESSA Bancorp, Inc.                                              800    8,768
    Evercore Partners, Inc. Class A                               2,800  141,316
    Everest Re Group, Ltd.                                        2,884  443,386
*   Ezcorp, Inc. Class A                                          3,136   49,329
    FBL Financial Group, Inc. Class A                             1,900   85,006
    Federal Agricultural Mortgage Corp. Class C                     900   32,121
#   Federated Investors, Inc. Class B                             5,290  143,465
    Fidelity National Financial, Inc. Class A                    11,637  327,582
    Fidelity Southern Corp.                                         665   10,157
    Fifth Third Bancorp                                          30,337  577,313
    Financial Engines, Inc.                                         276   15,420
    Financial Institutions, Inc.                                    944   22,344
*   First Acceptance Corp.                                          900    1,530
    First American Financial Corp.                                9,336  241,429
*   First BanCorp                                                 4,411   24,481
    First Bancorp                                                 1,100   16,478
    First Bancorp, Inc.                                             181    3,151

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    First Busey Corp.                                             6,162 $   31,858
#*  First Cash Financial Services, Inc.                           2,437    147,414
    First Citizens BancShares, Inc. Class A                         337     71,353
    First Commonwealth Financial Corp.                            8,831     76,741
    First Community Bancshares, Inc.                              1,200     20,028
    First Connecticut Bancorp Inc/Farmington                        711     10,437
    First Defiance Financial Corp.                                  674     17,403
    First Financial Bancorp                                       5,027     78,019
#   First Financial Bankshares, Inc.                              2,292    140,981
    First Financial Corp.                                         1,038     35,853
    First Financial Holdings, Inc.                                1,571     94,150
#   First Financial Northwest, Inc.                               1,000     10,840
    First Horizon National Corp.                                 20,764    221,137
    First Interstate Bancsystem, Inc.                               877     22,021
*   First Marblehead Corp. (The)                                    300        288
    First Merchants Corp.                                         2,666     50,121
    First Midwest Bancorp, Inc.                                   6,291    104,619
    First Niagara Financial Group, Inc.                          32,449    357,912
    First Republic Bank                                           4,611    235,484
*   First South Bancorp, Inc.                                       100        676
    FirstMerit Corp.                                             11,254    252,765
    Flushing Financial Corp.                                      2,159     43,374
    FNB Corp.                                                    14,269    178,505
*   Forest City Enterprises, Inc. Class A                        15,624    316,542
*   Forestar Group, Inc.                                          3,415     76,257
    Fox Chase Bancorp, Inc.                                         906     15,647
    Franklin Resources, Inc.                                      4,080    219,749
    Fulton Financial Corp.                                       20,201    246,654
#   FXCM, Inc. Class A                                            3,568     58,480
    Gain Capital Holdings, Inc.                                      56        586
    GAMCO Investors, Inc. Class A                                   400     28,604
*   Genworth Financial, Inc. Class A                             30,352    441,015
    German American Bancorp, Inc.                                 1,018     27,669
    GFI Group, Inc.                                               9,133     31,692
    Glacier Bancorp, Inc.                                         7,284    201,257
*   Global Indemnity P.L.C.                                       1,457     35,886
    Goldman Sachs Group, Inc. (The)                              11,096  1,784,903
    Great Southern Bancorp, Inc.                                    967     27,153
*   Green Dot Corp. Class A                                       2,677     57,448
    Greenhill & Co., Inc.                                         1,209     62,022
#*  Greenlight Capital Re, Ltd. Class A                           2,800     86,212
    Guaranty Bancorp                                                260      3,510
*   Hallmark Financial Services, Inc.                             1,226     10,433
    Hancock Holding Co.                                           6,490    212,742
    Hanmi Financial Corp.                                         3,114     54,433
    Hanover Insurance Group, Inc. (The)                           3,761    220,169
*   Harris & Harris Group, Inc.                                   1,900      5,947
    Hartford Financial Services Group, Inc.                      25,028    843,444
    HCC Insurance Holdings, Inc.                                  8,986    410,211
#   HCI Group, Inc.                                               1,345     59,099
    Heartland Financial USA, Inc.                                 1,412     37,404
    Heritage Commerce Corp.                                       1,500     11,685

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Heritage Financial Corp.                                         916 $   14,775
    Heritage Financial Group, Inc.                                   299      5,137
    HFF, Inc. Class A                                              2,015     49,468
*   Hilltop Holdings, Inc.                                         8,119    140,783
*   Home Bancorp, Inc.                                               500      9,085
#   Home BancShares, Inc.                                          5,809    196,809
    Home Federal Bancorp, Inc.                                     1,034     16,120
    HopFed Bancorp, Inc.                                               6         65
    Horace Mann Educators Corp.                                    3,333     92,324
    Horizon Bancorp                                                  450      9,770
*   Howard Hughes Corp. (The)                                      3,700    433,085
    Hudson City Bancorp, Inc.                                     25,524    229,206
    Hudson Valley Holding Corp.                                      983     18,176
    Huntington Bancshares, Inc.                                   42,414    373,243
#   Iberiabank Corp.                                               2,289    133,746
*   ICG Group, Inc.                                                3,148     51,344
*   Imperial Holdings, Inc.                                           33        193
    Independence Holding Co.                                         330      4,528
#   Independent Bank Corp.(453836108)                              1,890     67,813
*   Independent Bank Corp.(453838609)                                 40        389
    Interactive Brokers Group, Inc. Class A                        4,666     96,260
#*  IntercontinentalExchange, Inc.                                 2,943    567,204
    International Bancshares Corp.                                 4,874    111,371
#*  Intervest Bancshares Corp. Class A                               850      6,197
#*  INTL. FCStone, Inc.                                            1,274     26,066
    Invesco, Ltd.                                                 20,809    702,304
*   Investment Technology Group, Inc.                              2,400     38,448
    Investors Bancorp, Inc.                                        8,659    205,305
#   Janus Capital Group, Inc.                                     18,711    184,678
    JMP Group, Inc.                                                1,310      8,397
    Jones Lang LaSalle, Inc.                                       3,267    311,018
    JPMorgan Chase & Co.                                         113,803  5,865,407
*   KCG Holdings, Inc. Class A                                       647      5,655
#*  Kearny Financial Corp.                                         2,195     23,048
    Kemper Corp.                                                   4,518    167,256
    Kennedy-Wilson Holdings, Inc.                                  7,113    142,545
    KeyCorp                                                       50,594    633,943
#   Lakeland Bancorp, Inc.                                         2,052     23,393
    Lakeland Financial Corp.                                       1,443     51,356
#   Legg Mason, Inc.                                              11,042    424,786
    Life Partners Holdings, Inc.                                   1,000      2,020
    Lincoln National Corp.                                        14,837    673,748
    LNB Bancorp, Inc.                                                500      4,865
#   Loews Corp.                                                    8,609    415,901
#*  Louisiana Bancorp, Inc.                                          100      1,790
    LPL Financial Holdings, Inc.                                   4,601    187,445
    M&T Bank Corp.                                                 7,257    816,630
*   Macatawa Bank Corp.                                            1,400      6,874
    Maiden Holdings, Ltd.                                          5,000     54,750
    MainSource Financial Group, Inc.                               1,400     22,708
    Manning & Napier, Inc.                                           562      9,329
*   Markel Corp.                                                     794    420,558

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    MarketAxess Holdings, Inc.                                    2,293 $  149,572
    Marlin Business Services Corp.                                  680     18,748
    Marsh & McLennan Cos., Inc.                                   3,678    168,452
#   MB Financial, Inc.                                            5,662    168,161
*   MBIA, Inc.                                                   19,349    219,998
*   MBT Financial Corp.                                             145        557
    MCG Capital Corp.                                             6,000     28,260
    McGraw-Hill Cos., Inc. (The)                                  1,140     79,435
    Meadowbrook Insurance Group, Inc.                             2,627     17,443
    Medallion Financial Corp.                                     1,523     23,119
    Mercantile Bank Corp.                                           625     13,650
    Merchants Bancshares, Inc.                                      444     13,311
    Mercury General Corp.                                         5,303    246,908
*   Meridian Interstate Bancorp, Inc.                             1,162     27,586
    MetLife, Inc.                                                30,070  1,422,612
*   Metro Bancorp, Inc.                                             900     19,206
*   MGIC Investment Corp.                                        12,754    103,818
    MidSouth Bancorp, Inc.                                          600      9,108
    Montpelier Re Holdings, Ltd.                                  4,472    123,472
    Moody's Corp.                                                 2,500    176,650
    Morgan Stanley                                               37,519  1,077,921
*   MSCI, Inc.                                                    8,283    337,698
    NASDAQ OMX Group, Inc. (The)                                 10,311    365,319
#   National Interstate Corp.                                     1,011     26,417
    National Penn Bancshares, Inc.                               15,874    164,613
*   Navigators Group, Inc. (The)                                    900     50,616
    NBT Bancorp, Inc.                                             3,211     78,252
    Nelnet, Inc. Class A                                          3,237    137,993
#   New Hampshire Thrift Bancshares, Inc.                           300      4,260
#   New York Community Bancorp, Inc.                             25,831    418,721
*   NewBridge Bancorp                                               500      3,730
*   NewStar Financial, Inc.                                       3,876     67,481
    Nicholas Financial, Inc.                                         82      1,316
    Northeast Community Bancorp, Inc.                               436      3,292
    Northern Trust Corp.                                         11,092    625,811
    Northfield Bancorp, Inc.                                      5,307     68,620
    Northrim BanCorp, Inc.                                          400     10,040
    Northwest Bancshares, Inc.                                    9,213    128,890
    NYSE Euronext                                                13,318    586,258
    OceanFirst Financial Corp.                                    1,430     25,154
*   Ocwen Financial Corp.                                         3,436    193,206
    OFG Bancorp                                                   4,365     64,646
    Old National Bancorp                                          8,225    119,591
    Old Republic International Corp.                             23,478    394,196
*   OmniAmerican Bancorp, Inc.                                      994     21,788
    OneBeacon Insurance Group, Ltd. Class A                       2,219     35,415
    Oppenheimer Holdings, Inc. Class A                              900     17,847
    Oritani Financial Corp.                                       4,852     78,699
    Pacific Continental Corp.                                     1,246     17,170
    PacWest Bancorp                                               3,089    117,536
    Park National Corp.                                           1,052     83,339
    Park Sterling Corp.                                           2,086     13,580

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    PartnerRe, Ltd.                                               3,342 $  334,902
    Peapack Gladstone Financial Corp.                                69      1,265
    Penns Woods Bancorp, Inc.                                       229     11,725
#   People's United Financial, Inc.                              28,485    411,039
    Peoples Bancorp, Inc.                                           848     19,012
#*  PHH Corp.                                                     5,872    141,222
*   Phoenix Cos., Inc. (The)                                        193      7,444
*   PICO Holdings, Inc.                                           1,698     39,869
#*  Pinnacle Financial Partners, Inc.                             2,328     72,168
*   Piper Jaffray Cos.                                            1,000     35,890
    Platinum Underwriters Holdings, Ltd.                          2,634    163,808
    PNC Financial Services Group, Inc. (The)                     15,356  1,129,127
*   Popular, Inc.                                                 8,062    203,565
*   Portfolio Recovery Associates, Inc.                           4,218    250,760
*   Preferred Bank                                                1,221     23,468
    Primerica, Inc.                                               5,346    229,611
    Principal Financial Group, Inc.                              15,031    713,371
#   PrivateBancorp, Inc.                                          7,429    180,970
    ProAssurance Corp.                                            5,966    270,379
    Progressive Corp. (The)                                       8,102    210,409
    Prosperity Bancshares, Inc.                                   4,936    308,253
    Protective Life Corp.                                         6,825    314,496
    Provident Financial Holdings, Inc.                              600      9,096
    Provident Financial Services, Inc.                            4,366     81,819
    Prudential Financial, Inc.                                   12,120    986,447
#   Pulaski Financial Corp.                                         751      8,178
    QC Holdings, Inc.                                               900      2,115
    Radian Group, Inc.                                           10,400    151,528
    Raymond James Financial, Inc.                                 6,661    304,075
    Regions Financial Corp.                                      72,311    696,355
    Reinsurance Group of America, Inc.                            6,455    459,467
    RenaissanceRe Holdings, Ltd.                                  3,240    303,620
    Renasant Corp.                                                2,030     58,220
    Republic Bancorp, Inc. Class A                                1,292     29,742
*   Republic First Bancorp, Inc.                                  1,200      3,780
    Resource America, Inc. Class A                                  852      7,353
*   Riverview Bancorp, Inc.                                         100        266
    RLI Corp.                                                     1,838    173,654
    Rockville Financial, Inc.                                     2,137     28,102
#*  Roma Financial Corp.                                          1,502     29,229
    S&T Bancorp, Inc.                                             2,253     55,244
#*  Safeguard Scientifics, Inc.                                   1,663     29,019
    Safety Insurance Group, Inc.                                  1,159     63,386
    Sandy Spring Bancorp, Inc.                                    1,810     44,327
    SEI Investments Co.                                           1,816     60,273
    Selective Insurance Group, Inc.                               4,634    121,735
    SI Financial Group, Inc.                                        243      2,753
    Sierra Bancorp                                                  844     15,977
*   Signature Bank                                                3,863    393,331
    Simmons First National Corp. Class A                          1,400     45,836
    Simplicity Bancorp, Inc.                                        726     11,384
    SLM Corp.                                                    16,850    427,484

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
#   Southside Bancshares, Inc.                                    1,492 $   40,732
*   Southwest Bancorp, Inc.                                       1,486     23,791
#*  St Joe Co. (The)                                              4,685     87,469
    StanCorp Financial Group, Inc.                                3,583    211,039
    State Auto Financial Corp.                                    2,212     42,028
    State Street Corp.                                           13,558    950,009
    StellarOne Corp.                                              1,714     39,902
*   Sterling Bancorp(859158107)                                   1,909     28,158
    Sterling Bancorp(85917A100)                                   2,665     31,234
    Stewart Information Services Corp.                            1,852     58,005
*   Stifel Financial Corp.                                        6,251    255,978
*   Suffolk Bancorp                                                 658     12,864
*   Sun Bancorp, Inc.                                             4,675     15,428
    SunTrust Banks, Inc.                                         14,040    472,306
    Susquehanna Bancshares, Inc.                                 18,744    220,898
*   SVB Financial Group                                           3,769    360,995
*   SWS Group, Inc.                                                 700      3,941
#   SY Bancorp, Inc.                                              1,000     30,010
    Symetra Financial Corp.                                       6,728    126,015
    Synovus Financial Corp.                                      64,460    209,495
    T Rowe Price Group, Inc.                                      1,300    100,633
*   Taylor Capital Group, Inc.                                    1,781     40,963
    TCF Financial Corp.                                          12,961    196,748
    TD Ameritrade Holding Corp.                                  12,360    336,934
*   Tejon Ranch Co.                                               1,276     47,238
    Territorial Bancorp, Inc.                                       900     19,629
*   Texas Capital Bancshares, Inc.                                3,704    192,793
    TF Financial Corp.                                               39      1,082
*   TFS Financial Corp.                                          16,138    195,915
    Thomas Properties Group, Inc.                                 4,550     30,940
    Tompkins Financial Corp.                                      1,233     60,812
    Torchmark Corp.                                               4,534    330,347
    Tower Group International, Ltd.                               3,613     13,115
#   TowneBank                                                     2,139     31,144
    Travelers Cos., Inc. (The)                                   10,011    863,949
    Tree.com, Inc.                                                  973     28,713
    Trico Bancshares                                              1,059     26,782
    TrustCo Bank Corp.                                            8,924     59,969
    Trustmark Corp.                                               6,690    181,700
    U.S. Bancorp                                                 52,652  1,967,079
#   UMB Financial Corp.                                           4,263    251,176
#   Umpqua Holdings Corp.                                         8,401    137,524
#   Union First Market Bankshares Corp.                           1,764     42,548
#   United Bankshares, Inc.                                       3,736    110,511
*   United Community Banks, Inc.                                  3,504     54,627
*   United Community Financial Corp.                              2,544     10,176
    United Financial Bancorp, Inc.                                1,317     20,651
    United Fire Group, Inc.                                       1,591     50,435
*   United Security Bancshares                                      361      1,853
    Universal Insurance Holdings, Inc.                            4,299     33,704
    Univest Corp. of Pennsylvania                                 1,300     25,961
    Unum Group                                                   15,320    486,257

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Validus Holdings, Ltd.                                         8,657 $   341,778
#   Valley National Bancorp                                       14,262     139,054
    ViewPoint Financial Group, Inc.                                3,435      74,917
*   Virginia Commerce Bancorp, Inc.                                2,465      39,514
*   Virtus Investment Partners, Inc.                                 100      20,352
    Waddell & Reed Financial, Inc. Class A                         1,900     117,325
*   Walker & Dunlop, Inc.                                          1,702      22,092
    Washington Banking Co.                                         1,187      20,191
    Washington Federal, Inc.                                       7,836     178,504
#   Washington Trust Bancorp, Inc.                                 1,189      39,106
#*  Waterstone Financial, Inc.                                     1,300      13,832
    Webster Financial Corp.                                        6,786     189,262
    Wells Fargo & Co.                                            129,181   5,514,737
    WesBanco, Inc.                                                 2,321      68,237
    West BanCorp., Inc.                                              899      12,424
#   Westamerica BanCorp.                                           1,988     102,342
*   Western Alliance Bancorp                                       6,834     144,539
    Westfield Financial, Inc.                                      1,934      13,944
    Westwood Holdings Group, Inc.                                    360      19,199
    Willis Group Holdings P.L.C.                                   5,006     225,620
    Wilshire Bancorp, Inc.                                         6,648      56,309
    Wintrust Financial Corp.                                       2,581     112,299
#*  World Acceptance Corp.                                         1,200     124,944
    WR Berkley Corp.                                               6,950     305,174
    WSFS Financial Corp.                                             110       7,701
    XL Group P.L.C.                                               15,066     460,568
*   Yadkin Financial Corp.                                           166       2,726
    Zions BanCorp.                                                14,959     424,387
                                                                         -----------
Total Financials                                                          97,385,295
                                                                         -----------
Health Care -- (2.8%)
    Abaxis, Inc.                                                     500      17,865
*   ABIOMED, Inc.                                                     79       1,894
#*  Accuray, Inc.                                                  5,614      37,895
*   Albany Molecular Research, Inc.                                2,219      29,069
*   Alere, Inc.                                                    7,542     254,392
*   Align Technology, Inc.                                         1,994     113,778
*   Allscripts Healthcare Solutions, Inc.                         14,312     197,935
    AmerisourceBergen Corp.                                        3,300     215,589
    Analogic Corp.                                                 1,079      99,516
*   AngioDynamics, Inc.                                            1,785      28,060
*   Anika Therapeutics, Inc.                                         897      26,793
*   ArthroCare Corp.                                               2,493      93,338
#*  athenahealth, Inc.                                               848     113,216
    Atrion Corp.                                                     178      47,558
#*  Baxano Surgical, Inc.                                          1,149       1,390
    Becton Dickinson and Co.                                         400      42,052
*   Boston Scientific Corp.                                       70,303     821,842
*   Bovie Medical Corp.                                              200         512
*   Bruker Corp.                                                   5,422     110,880
*   Cambrex Corp.                                                  3,800      63,916
    Cantel Medical Corp.                                           3,548     124,535

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Health Care -- (Continued)
    Cardinal Health, Inc.                                         4,078 $239,216
*   CareFusion Corp.                                             11,304  438,256
#*  Cepheid, Inc.                                                 1,468   59,777
*   Cerner Corp.                                                  1,200   67,236
*   Charles River Laboratories International, Inc.                4,195  206,436
#*  Codexis, Inc.                                                 2,200    3,828
    Computer Programs & Systems, Inc.                               397   22,645
    CONMED Corp.                                                  2,606   94,520
#*  Covance, Inc.                                                 3,517  313,927
    CR Bard, Inc.                                                   995  135,539
    CryoLife, Inc.                                                1,842   16,560
#*  Cutera, Inc.                                                  1,041   10,462
*   Cyberonics, Inc.                                              1,300   75,088
*   Cynosure, Inc. Class A                                        1,466   31,680
    DENTSPLY International, Inc.                                  5,900  277,890
*   Digirad Corp.                                                   600    1,998
*   Edwards Lifesciences Corp.                                    1,400   91,266
*   Exactech, Inc.                                                  760   17,252
*   Greatbatch, Inc.                                              1,800   68,616
*   Haemonetics Corp.                                             3,784  153,479
*   HealthStream, Inc.                                              733   26,183
*   Henry Schein, Inc.                                            3,073  345,497
    Hill-Rom Holdings, Inc.                                       6,318  260,870
*   Hologic, Inc.                                                14,790  331,148
*   ICU Medical, Inc.                                             1,365   84,357
#*  IDEXX Laboratories, Inc.                                        500   53,930
*   Integra LifeSciences Holdings Corp.                           2,879  131,801
*   Intuitive Surgical, Inc.                                        200   74,300
    Invacare Corp.                                                2,100   45,087
    LeMaitre Vascular, Inc.                                         800    6,432
*   Luminex Corp.                                                 1,922   37,479
    Masimo Corp.                                                  3,292   84,341
    McKesson Corp.                                                1,688  263,902
*   MedAssets, Inc.                                               6,271  144,421
*   Medical Action Industries, Inc.                                 700    4,242
*   Medidata Solutions, Inc.                                        924  101,926
    Medtronic, Inc.                                              14,000  803,600
#   Meridian Bioscience, Inc.                                     2,062   50,973
*   Merit Medical Systems, Inc.                                   3,300   52,767
*   Mettler-Toledo International, Inc.                              400   98,984
*   MWI Veterinary Supply, Inc.                                     616   97,722
*   Natus Medical, Inc.                                           2,472   48,773
*   NuVasive, Inc.                                                3,601  114,440
*   Omnicell, Inc.                                                3,791   87,458
*   OraSure Technologies, Inc.                                    1,425    9,291
*   Orthofix International NV                                     1,246   25,531
#   Owens & Minor, Inc.                                           6,644  248,619
*   PAREXEL International Corp.                                   2,213  101,156
    Patterson Cos., Inc.                                          6,055  257,398
*   PharMerica Corp.                                              1,793   26,465
#*  PhotoMedex, Inc.                                                413    5,220
    Quality Systems, Inc.                                         3,331   76,013

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Health Care -- (Continued)
*   Quidel Corp.                                                  1,711 $    42,262
#   ResMed, Inc.                                                  3,037     157,134
*   Rochester Medical Corp.                                         942      18,821
*   RTI Biologics, Inc.                                           3,864      10,781
*   Sirona Dental Systems, Inc.                                   3,126     225,854
*   Solta Medical, Inc.                                           7,638      14,130
*   Spectranetics Corp.                                           1,700      35,513
    St Jude Medical, Inc.                                        10,752     617,057
*   Staar Surgical Co.                                              600       7,944
    STERIS Corp.                                                  5,081     229,610
    Stryker Corp.                                                 4,150     306,519
*   SurModics, Inc.                                                 300       7,074
*   Symmetry Medical, Inc.                                        3,353      27,159
#   Teleflex, Inc.                                                3,100     285,758
*   Thoratec Corp.                                                5,256     227,007
*   Tornier NV                                                      511      10,992
#   Utah Medical Products, Inc.                                     296      16,475
*   Varian Medical Systems, Inc.                                  1,000      72,580
*   Vascular Solutions, Inc.                                      2,112      41,437
*   Waters Corp.                                                  1,300     131,196
    West Pharmaceutical Services, Inc.                            5,622     271,824
*   Wright Medical Group, Inc.                                    3,960     107,593
    Zimmer Holdings, Inc.                                         6,319     552,723
                                                                        -----------
Total Health Care                                                        12,285,465
                                                                        -----------
Industrials -- (12.1%)
    3M Co.                                                        4,805     604,709
    AAON, Inc.                                                    2,880      77,789
    AAR Corp.                                                     3,317      97,122
    ABM Industries, Inc.                                          5,652     155,487
#   Acacia Research Corp.                                         4,008      60,481
*   ACCO Brands Corp.                                             4,130      24,161
*   Accuride Corp.                                                1,372       6,174
    Aceto Corp.                                                   2,579      41,135
#   Acorn Energy, Inc.                                            1,200       4,512
    Actuant Corp. Class A                                         5,651     212,252
#   Acuity Brands, Inc.                                           1,655     166,344
#   ADT Corp. (The)                                               9,356     405,770
*   Advisory Board Co. (The)                                      1,000      68,600
*   AECOM Technology Corp.                                        9,552     303,563
*   Aegion Corp.                                                  3,771      77,305
    AGCO Corp.                                                    4,569     266,738
*   Air Transport Services Group, Inc.                            4,074      29,496
    Aircastle, Ltd.                                               3,400      64,158
    Alamo Group, Inc.                                               900      42,471
    Alaska Air Group, Inc.                                        5,900     416,894
#   Albany International Corp. Class A                            2,900     106,749
    Allegiant Travel Co.                                          1,650     172,045
    Allied Motion Technologies, Inc.                                400       3,820
    Altra Holdings, Inc.                                          3,013      91,505
    AMERCO                                                        1,427     288,154
*   Ameresco, Inc. Class A                                        1,816      18,995

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
#   American Railcar Industries, Inc.                             1,731 $ 70,902
    American Science & Engineering, Inc.                            700   46,046
*   American Woodmark Corp.                                       1,228   41,654
    AMETEK, Inc.                                                  2,858  136,698
    Ampco-Pittsburgh Corp.                                          500    9,205
    AO Smith Corp.                                                5,500  284,075
    Apogee Enterprises, Inc.                                      2,835   88,679
    Applied Industrial Technologies, Inc.                         3,412  161,422
*   ARC Document Solutions, Inc.                                  2,986   18,633
    Argan, Inc.                                                     831   18,490
    Arkansas Best Corp.                                           1,800   49,266
*   Armstrong World Industries, Inc.                              1,710   91,365
    Astec Industries, Inc.                                        2,062   69,716
*   Astronics Corp.                                                 805   39,493
*   Astronics Corp. Class B                                         161    7,775
*   Atlas Air Worldwide Holdings, Inc.                            2,284   84,577
*   Avis Budget Group, Inc.                                      10,622  332,787
    AZZ, Inc.                                                     2,433  109,242
*   B/E Aerospace, Inc.                                           4,444  360,675
    Baltic Trading, Ltd.                                            800    3,584
    Barnes Group, Inc.                                            4,970  176,634
    Barrett Business Services, Inc.                                 700   58,289
*   Beacon Roofing Supply, Inc.                                   4,820  167,302
    Belden, Inc.                                                  4,262  286,662
*   Blount International, Inc.                                    2,344   28,550
*   BlueLinx Holdings, Inc.                                       3,787    7,044
    Brady Corp. Class A                                           4,124  120,380
*   Breeze-Eastern Corp.                                            497    4,635
#   Briggs & Stratton Corp.                                       3,200   58,688
    Brink's Co. (The)                                             3,353  105,284
*   Builders FirstSource, Inc.                                    2,395   17,747
*   CAI International, Inc.                                       1,816   39,752
    Carlisle Cos., Inc.                                           4,095  297,625
*   Casella Waste Systems, Inc. Class A                           1,900   11,229
*   CBIZ, Inc.                                                    2,941   23,999
    CDI Corp.                                                     1,400   22,470
#   Ceco Environmental Corp.                                      1,371   24,198
    Celadon Group, Inc.                                           2,400   44,496
#   CH Robinson Worldwide, Inc.                                     700   41,818
#*  Chart Industries, Inc.                                        1,800  193,446
    Chicago Bridge & Iron Co. NV                                  2,082  154,255
    Cintas Corp.                                                  4,500  241,965
    CIRCOR International, Inc.                                    1,865  137,581
    CLARCOR, Inc.                                                 1,441   84,270
*   Clean Harbors, Inc.                                           1,400   86,450
*   CNH Industrial NV                                             2,568   30,123
    Coleman Cable, Inc.                                             600   14,760
*   Colfax Corp.                                                  7,826  437,943
*   Columbus McKinnon Corp.                                       1,655   43,047
    Comfort Systems USA, Inc.                                     2,727   50,804
*   Commercial Vehicle Group, Inc.                                1,100    8,657
    Con-way, Inc.                                                 4,471  184,205

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
*   Consolidated Graphics, Inc.                                     832 $   53,323
    Copa Holdings SA Class A                                        574     85,836
*   Copart, Inc.                                                  2,900     93,467
    Corporate Executive Board Co. (The)                           1,100     80,190
*   Costa, Inc.                                                     280      5,634
    Courier Corp.                                                   900     15,291
    Covanta Holding Corp.                                        12,472    214,144
*   Covenant Transportation Group, Inc. Class A                     500      3,265
*   CPI Aerostructures, Inc.                                        400      4,960
*   CRA International, Inc.                                         600     11,430
    Crane Co.                                                     2,255    143,192
    CSX Corp.                                                    29,531    769,578
    Cummins, Inc.                                                 1,200    152,424
    Curtiss-Wright Corp.                                          4,512    224,607
    Danaher Corp.                                                 7,510    541,396
    Deere & Co.                                                   2,000    163,680
    Delta Air Lines, Inc.                                        11,100    292,818
    Deluxe Corp.                                                  4,032    189,867
*   Dolan Co. (The)                                               1,985      5,101
    Donaldson Co., Inc.                                           1,883     74,586
    Douglas Dynamics, Inc.                                        1,694     25,698
    Dover Corp.                                                   6,676    612,790
*   Ducommun, Inc.                                                  789     19,615
    Dun & Bradstreet Corp. (The)                                  1,341    145,887
#*  DXP Enterprises, Inc.                                         1,200    110,280
*   Dycom Industries, Inc.                                        3,315     98,290
    Dynamic Materials Corp.                                         900     19,890
#*  Eagle Bulk Shipping, Inc.                                        75        417
    Eastern Co. (The)                                               312      5,164
    Eaton Corp. P.L.C.                                           15,101  1,065,527
#*  Echo Global Logistics, Inc.                                   1,178     21,687
    EMCOR Group, Inc.                                             5,809    215,282
    Emerson Electric Co.                                          5,619    376,304
    Encore Wire Corp.                                             2,116    104,805
#*  Energy Recovery, Inc.                                         3,500     20,440
*   EnerNOC, Inc.                                                 3,307     54,995
    EnerSys, Inc.                                                 4,945    328,101
*   Engility Holdings, Inc.                                         497     15,392
    Ennis, Inc.                                                   1,743     30,938
*   EnPro Industries, Inc.                                        2,200    131,274
    Equifax, Inc.                                                 1,300     84,071
#   ESCO Technologies, Inc.                                       1,814     65,449
    Espey Manufacturing & Electronics Corp.                         200      6,500
    Expeditors International of Washington, Inc.                  1,230     55,707
    Exponent, Inc.                                                1,100     83,171
#   Fastenal Co.                                                  2,309    114,988
*   Federal Signal Corp.                                          4,281     58,607
    FedEx Corp.                                                   9,578  1,254,718
*   Flow International Corp.                                      3,772     15,050
    Flowserve Corp.                                                 180     12,505
    Fluor Corp.                                                   6,331    469,887
    Fortune Brands Home & Security, Inc.                          6,870    295,960

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
    Forward Air Corp.                                             2,076 $ 84,036
*   Franklin Covey Co.                                            1,096   20,605
#   Franklin Electric Co., Inc.                                   4,821  182,475
    FreightCar America, Inc.                                        900   20,016
*   FTI Consulting, Inc.                                          2,930  118,899
*   Fuel Tech, Inc.                                               1,500    6,795
*   Furmanite Corp.                                               3,862   43,447
    G&K Services, Inc. Class A                                    1,625  101,400
    GATX Corp.                                                    3,852  198,571
#*  Genco Shipping & Trading, Ltd.                                2,900    7,743
    Generac Holdings, Inc.                                        2,918  144,003
    General Cable Corp.                                           4,217  138,866
*   Genesee & Wyoming, Inc. Class A                               2,914  290,934
*   Gibraltar Industries, Inc.                                    2,300   36,823
    Global Power Equipment Group, Inc.                              800   16,288
#*  Goldfield Corp. (The)                                           600    1,140
    Gorman-Rupp Co. (The)                                         1,406   57,280
*   GP Strategies Corp.                                           2,129   59,655
    Graco, Inc.                                                   1,456  112,491
#*  GrafTech International, Ltd.                                  6,803   60,547
    Graham Corp.                                                    700   25,767
    Granite Construction, Inc.                                    3,119  100,900
#   Great Lakes Dredge & Dock Corp.                               6,473   52,561
*   Greenbrier Cos., Inc.                                         2,478   65,766
    Griffon Corp.                                                 5,226   65,482
*   H&E Equipment Services, Inc.                                  2,268   56,768
    Hardinge, Inc.                                                1,051   15,544
    Harsco Corp.                                                  8,214  229,006
#*  Hawaiian Holdings, Inc.                                       5,433   44,822
    Healthcare Services Group, Inc.                               1,061   29,061
    Heartland Express, Inc.                                       8,800  126,368
    HEICO Corp.                                                   2,200  117,876
    HEICO Corp. Class A                                           1,388   54,057
    Heidrick & Struggles International, Inc.                      1,162   21,520
*   Heritage-Crystal Clean, Inc.                                     57    1,007
    Herman Miller, Inc.                                           2,465   74,788
*   Hertz Global Holdings, Inc.                                  15,400  353,584
*   Hexcel Corp.                                                  6,800  287,708
*   Hill International, Inc.                                      2,600    8,944
    HNI Corp.                                                     3,207  124,592
    Honeywell International, Inc.                                 5,969  517,691
    Houston Wire & Cable Co.                                      1,200   16,644
*   Hub Group, Inc. Class A                                       3,042  111,733
    Hubbell, Inc. Class A                                           167   16,166
    Hubbell, Inc. Class B                                           750   80,655
*   Hudson Global, Inc.                                           2,300    7,475
    Hurco Cos., Inc.                                                500   12,245
*   Huron Consulting Group, Inc.                                  2,502  146,542
    Hyster-Yale Materials Handling, Inc.                          1,000   78,440
*   ICF International, Inc.                                       1,396   48,330
    IDEX Corp.                                                    5,814  402,038
#*  IHS, Inc. Class A                                               700   76,335

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
*   II-VI, Inc.                                                   4,368 $ 74,518
    Illinois Tool Works, Inc.                                     5,172  407,502
    Ingersoll-Rand P.L.C.                                         3,909  263,975
*   InnerWorkings, Inc.                                           3,312   31,696
    Innovative Solutions & Support, Inc.                            400    3,152
    Insperity, Inc.                                               2,168   83,837
    Insteel Industries, Inc.                                      1,312   21,766
*   Integrated Electrical Services, Inc.                            260    1,212
#   Interface, Inc.                                               4,868   98,577
#   International Shipholding Corp.                                 500   12,410
    Intersections, Inc.                                           1,300   11,141
    Iron Mountain, Inc.                                           2,044   54,248
    ITT Corp.                                                     6,349  252,246
*   Jacobs Engineering Group, Inc.                                5,862  356,527
    JB Hunt Transport Services, Inc.                              1,300   97,539
#*  JetBlue Airways Corp.                                        21,645  153,463
    John Bean Technologies Corp.                                  1,711   46,505
#   Joy Global, Inc.                                              3,530  200,327
    Kadant, Inc.                                                    500   17,900
    Kaman Corp.                                                   1,939   72,092
    Kansas City Southern                                          4,545  552,308
    KAR Auction Services, Inc.                                    8,173  242,902
    KBR, Inc.                                                     7,060  243,852
#   Kelly Services, Inc. Class A                                  3,623   75,576
    Kennametal, Inc.                                              6,737  309,902
*   Key Technology, Inc.                                            200    2,894
    Kforce, Inc.                                                  3,920   77,185
    Kimball International, Inc. Class B                           2,971   34,761
#*  Kirby Corp.                                                   5,156  456,254
    Knight Transportation, Inc.                                   6,967  118,230
    Knoll, Inc.                                                   4,272   70,146
*   Korn/Ferry International                                      3,862   91,916
    Landstar System, Inc.                                         1,000   55,290
*   Lawson Products, Inc.                                           700    9,184
#*  Layne Christensen Co.                                         1,949   37,694
    LB Foster Co. Class A                                           744   34,782
    Lennox International, Inc.                                    1,600  124,896
    Lincoln Electric Holdings, Inc.                               1,700  117,708
#   Lindsay Corp.                                                 1,207   91,744
*   LMI Aerospace, Inc.                                             900   14,130
    LS Starrett Co. (The) Class A                                   230    2,615
    LSI Industries, Inc.                                          1,905   17,545
*   Lydall, Inc.                                                  1,100   20,042
    Manitowoc Co., Inc. (The)                                     9,968  193,977
    Manpowergroup, Inc.                                           5,670  442,827
    Marten Transport, Ltd.                                        2,514   44,347
    Masco Corp.                                                   6,131  129,548
*   MasTec, Inc.                                                  7,832  250,389
#   Matson, Inc.                                                  3,461   93,758
#   McGrath RentCorp                                              1,766   62,993
*   Meritor, Inc.                                                 4,975   34,178
*   Mfri, Inc.                                                      300    3,552

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
*   Middleby Corp.                                                  810 $184,396
    Miller Industries, Inc.                                         800   14,992
    Mine Safety Appliances Co.                                    3,072  147,948
*   Mistras Group, Inc.                                           1,695   31,120
*   Mobile Mini, Inc.                                             4,479  161,781
*   Moog, Inc. Class A                                            2,878  171,903
*   Moog, Inc. Class B                                              262   15,846
    MSC Industrial Direct Co., Inc. Class A                         500   38,185
    Mueller Industries, Inc.                                      2,762  166,521
    Mueller Water Products, Inc. Class A                         16,709  143,196
    Multi-Color Corp.                                               800   27,864
*   MYR Group, Inc.                                               1,744   46,129
*   Navigant Consulting, Inc.                                     4,670   81,024
#*  Navistar International Corp.                                  1,784   64,509
*   NCI Building Systems, Inc.                                      513    7,403
    Nielsen Holdings NV                                          14,839  585,250
#   NL Industries, Inc.                                           2,000   23,320
    NN, Inc.                                                      1,333   21,435
    Nordson Corp.                                                 1,100   79,299
    Norfolk Southern Corp.                                        8,800  756,976
*   Northwest Pipe Co.                                              665   23,960
#*  Ocean Power Technologies, Inc.                                  500    1,175
*   Old Dominion Freight Line, Inc.                               6,005  281,634
*   On Assignment, Inc.                                           5,656  191,116
*   Orbital Sciences Corp.                                        7,578  174,824
*   Orion Energy Systems, Inc.                                      900    3,825
*   Orion Marine Group, Inc.                                      1,535   19,188
#*  Owens Corning                                                 6,210  223,125
    PACCAR, Inc.                                                  4,419  245,696
*   Pacer International, Inc.                                     2,700   21,546
    Pall Corp.                                                    1,300  104,676
    PAM Transportation Services, Inc.                               500    8,700
*   Park-Ohio Holdings Corp.                                      1,285   53,212
    Parker Hannifin Corp.                                         6,367  743,156
*   Patrick Industries, Inc.                                      1,039   32,500
*   Pendrell Corp.                                                6,146   13,706
    Pentair, Ltd.                                                 8,367  561,342
*   PGT, Inc.                                                     4,678   48,885
    Pike Electric Corp.                                           2,564   27,717
#   Pitney Bowes, Inc.                                            4,285   91,442
*   PMFG, Inc.                                                      999    7,832
#*  Polypore International, Inc.                                  3,141  141,973
*   Powell Industries, Inc.                                         901   56,610
*   PowerSecure International, Inc.                                 984   17,791
    Precision Castparts Corp.                                     1,900  481,555
    Preformed Line Products Co.                                     322   27,054
    Primoris Services Corp.                                       5,016  130,617
*   Proto Labs, Inc.                                                501   42,014
*   Quality Distribution, Inc.                                    1,489   15,307
    Quanex Building Products Corp.                                3,119   55,456
*   Quanta Services, Inc.                                        11,778  355,813
#   Raven Industries, Inc.                                        1,000   33,360

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
*   RBC Bearings, Inc.                                            2,352 $161,794
    RCM Technologies, Inc.                                          300    1,935
    Regal-Beloit Corp.                                            3,437  252,035
*   Republic Airways Holdings, Inc.                               4,503   53,045
    Republic Services, Inc.                                      13,754  460,346
    Resources Connection, Inc.                                    3,398   43,358
*   Roadrunner Transportation Systems, Inc.                       3,053   80,904
    Robert Half International, Inc.                               2,000   77,060
    Rockwell Automation, Inc.                                     1,945  214,747
    Rollins, Inc.                                                 3,000   82,920
    Roper Industries, Inc.                                        3,633  460,701
*   RPX Corp.                                                     5,300   94,658
    RR Donnelley & Sons Co.                                      12,564  233,313
#*  Rush Enterprises, Inc. Class A                                2,608   74,641
    Ryder System, Inc.                                            4,507  296,696
*   Saia, Inc.                                                    2,095   68,150
    Schawk, Inc.                                                  1,063   15,541
#*  Sensata Technologies Holding NV                               1,533   57,687
    SIFCO Industries, Inc.                                          157    3,482
    Simpson Manufacturing Co., Inc.                               4,083  144,742
    SkyWest, Inc.                                                 4,435   66,702
    SL Industries, Inc.                                             160    4,320
    Snap-on, Inc.                                                 2,500  260,175
    Southwest Airlines Co.                                       38,606  664,795
#*  Spirit Aerosystems Holdings, Inc. Class A                     9,209  245,788
*   Spirit Airlines, Inc.                                         5,533  238,749
    SPX Corp.                                                     3,471  314,854
*   Standard Parking Corp.                                          600   15,882
*   Standard Register Co. (The)                                     220    1,870
    Standex International Corp.                                   1,192   73,320
    Stanley Black & Decker, Inc.                                  5,853  462,914
    Steelcase, Inc. Class A                                       9,025  147,920
*   Stericycle, Inc.                                                993  115,387
*   Sterling Construction Co., Inc.                                 832    7,987
    Sun Hydraulics Corp.                                          1,620   64,282
#*  Swift Transportation Co.                                      7,352  160,200
    Sypris Solutions, Inc.                                        1,400    4,466
#   TAL International Group, Inc.                                 3,220  155,558
*   Taser International, Inc.                                     4,043   71,844
#*  Team, Inc.                                                    1,660   61,901
#*  Tecumseh Products Co. Class A                                   610    4,758
    Tennant Co.                                                   1,100   66,759
*   Terex Corp.                                                   9,365  327,307
*   Tetra Tech, Inc.                                              4,748  124,065
#   Textainer Group Holdings, Ltd.                                5,806  220,047
*   Thermon Group Holdings, Inc.                                    365    8,581
    Timken Co.                                                    4,108  216,943
#   Titan International, Inc.                                     3,320   48,140
#*  Titan Machinery, Inc.                                         1,637   28,877
    Toro Co. (The)                                                1,210   71,317
    Towers Watson & Co. Class A                                   2,442  280,366
    TransDigm Group, Inc.                                           920  133,777

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
#*  TRC Cos., Inc.                                                1,036 $     7,967
#*  Trex Co., Inc.                                                  718      50,418
*   Trimas Corp.                                                  3,017     114,224
    Trinity Industries, Inc.                                      6,685     338,462
    Triumph Group, Inc.                                           4,187     299,999
*   TrueBlue, Inc.                                                4,540     112,138
*   Tutor Perini Corp.                                            3,246      74,496
#   Twin Disc, Inc.                                               1,100      28,457
    Tyco International, Ltd.                                      3,907     142,801
*   Ultralife Corp.                                                 900       3,510
    UniFirst Corp.                                                1,405     144,462
    Union Pacific Corp.                                          14,927   2,259,948
*   United Continental Holdings, Inc.                            10,767     365,540
    United Parcel Service, Inc. Class B                           4,000     392,960
#*  United Rentals, Inc.                                          4,440     286,780
    United Stationers, Inc.                                       3,103     137,897
    United Technologies Corp.                                     7,915     840,969
    Universal Forest Products, Inc.                               1,415      74,882
    Universal Truckload Services, Inc.                            1,125      29,992
    URS Corp.                                                     7,053     382,414
*   US Airways Group, Inc.                                        8,897     195,467
    US Ecology, Inc.                                              2,010      71,455
*   USA Truck, Inc.                                                 505       6,706
#*  USG Corp.                                                     4,037     110,250
    UTi Worldwide, Inc.                                          10,073     153,110
    Valmont Industries, Inc.                                      1,627     228,593
*   Verisk Analytics, Inc. Class A                                2,360     161,707
    Viad Corp.                                                    1,848      49,342
*   Vicor Corp.                                                   1,600      14,096
#*  Wabash National Corp.                                         4,860      56,668
*   WABCO Holdings, Inc.                                          1,532     131,262
    Wabtec Corp.                                                  1,200      78,228
    Waste Connections, Inc.                                       8,268     353,374
    Waste Management, Inc.                                        5,893     256,581
    Watsco, Inc.                                                  1,518     144,650
    Watts Water Technologies, Inc. Class A                        2,837     163,922
#   Werner Enterprises, Inc.                                      6,557     151,860
*   Wesco Aircraft Holdings, Inc.                                 3,750      68,700
#*  WESCO International, Inc.                                     4,200     358,932
*   Willis Lease Finance Corp.                                      400       6,972
    Woodward, Inc.                                                4,997     200,330
    WW Grainger, Inc.                                               300      80,691
*   XPO Logistics, Inc.                                             750      15,135
    Xylem, Inc.                                                   7,840     270,480
                                                                        -----------
Total Industrials                                                        53,439,723
                                                                        -----------
Information Technology -- (15.9%)
#*  3D Systems Corp.                                              2,797     174,085
*   Accelrys, Inc.                                                4,544      42,486
    Accenture P.L.C. Class A                                      3,700     271,950
*   ACI Worldwide, Inc.                                           3,200     176,384
    Activision Blizzard, Inc.                                    14,330     238,451

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
*   Actuate Corp.                                                 5,500 $   44,055
*   Acxiom Corp.                                                  8,058    267,767
*   Adobe Systems, Inc.                                           6,517    353,221
    ADTRAN, Inc.                                                  3,700     86,876
*   Advanced Energy Industries, Inc.                              3,977     83,040
#*  Advanced Micro Devices, Inc.                                 23,180     77,421
    Advent Software, Inc.                                         3,324    111,520
*   Agilysys, Inc.                                                1,500     17,625
*   Akamai Technologies, Inc.                                     4,687    209,696
#*  Alliance Data Systems Corp.                                     700    165,942
*   Alpha & Omega Semiconductor, Ltd.                             1,573     11,577
    Altera Corp.                                                 13,214    443,990
    Amdocs, Ltd.                                                  7,478    287,529
    American Software, Inc. Class A                               1,755     15,356
#*  Amkor Technology, Inc.                                       10,538     55,957
    Amphenol Corp. Class A                                        1,929    154,879
*   Amtech Systems, Inc.                                            400      3,200
#*  ANADIGICS, Inc.                                               1,360      2,747
    Analog Devices, Inc.                                         13,040    642,872
*   Anaren, Inc.                                                  1,065     26,604
*   Anixter International, Inc.                                   2,363    202,013
*   ANSYS, Inc.                                                   1,000     87,450
    AOL, Inc.                                                     6,930    251,143
    Apple, Inc.                                                  13,177  6,883,006
    Applied Materials, Inc.                                      19,110    341,113
*   Applied Micro Circuits Corp.                                  5,264     61,378
*   ARRIS Group, Inc.                                            10,814    193,138
*   Arrow Electronics, Inc.                                       8,995    431,940
#*  Aruba Networks, Inc.                                          1,700     31,892
*   AsiaInfo-Linkage, Inc.                                        2,500     29,000
*   Aspen Technology, Inc.                                        2,312     88,388
*   Atmel Corp.                                                  25,000    182,000
*   ATMI, Inc.                                                    3,240     88,582
*   Autodesk, Inc.                                                2,600    103,766
    Automatic Data Processing, Inc.                               2,658    199,270
    Avago Technologies, Ltd.                                      2,800    127,204
*   AVG Technologies NV                                           1,668     33,527
*   Aviat Networks, Inc.                                          3,735      7,694
*   Avid Technology, Inc.                                         2,744     20,443
    Avnet, Inc.                                                  10,169    403,709
    AVX Corp.                                                     6,101     80,838
*   AXT, Inc.                                                     2,400      5,424
    Badger Meter, Inc.                                            1,200     62,412
#*  Bankrate, Inc.                                                7,400    124,616
    Bel Fuse, Inc. Class B                                          700     14,728
*   Benchmark Electronics, Inc.                                   4,214     95,784
#   Black Box Corp.                                               1,262     31,600
    Blackbaud, Inc.                                               1,250     45,000
*   Blucora, Inc.                                                 3,873     91,519
    Booz Allen Hamilton Holding Corp.                             4,433     87,773
#*  Bottomline Technologies de, Inc.                              3,812    119,773
    Broadcom Corp. Class A                                        6,200    165,664

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
    Broadridge Financial Solutions, Inc.                          4,300 $  151,188
*   BroadVision, Inc.                                               200      1,938
*   Brocade Communications Systems, Inc.                         41,480    332,670
    Brooks Automation, Inc.                                       3,979     38,358
*   Bsquare Corp.                                                   500      1,610
*   BTU International, Inc.                                         400      1,324
    CA, Inc.                                                     17,698    562,088
*   Cabot Microelectronics Corp.                                  2,465    100,794
*   CACI International, Inc. Class A                              2,066    148,711
#*  Cadence Design Systems, Inc.                                  6,300     81,711
*   CalAmp Corp.                                                  1,600     37,648
*   Calix, Inc.                                                   5,315     54,054
*   Cardtronics, Inc.                                             2,400     94,200
*   Cascade Microtech, Inc.                                         700      7,168
#   Cass Information Systems, Inc.                                  876     50,221
*   Ceva, Inc.                                                    1,230     17,626
*   Checkpoint Systems, Inc.                                      3,000     51,060
*   CIBER, Inc.                                                   4,882     15,867
*   Ciena Corp.                                                   4,659    108,415
#*  Cirrus Logic, Inc.                                            6,738    151,133
    Cisco Systems, Inc.                                          70,487  1,585,957
*   Citrix Systems, Inc.                                          2,202    125,030
*   Clearfield, Inc.                                                600      8,904
    Cognex Corp.                                                  6,116    191,125
*   Cognizant Technology Solutions Corp. Class A                  1,100     95,623
    Coherent, Inc.                                                1,988    131,586
    Cohu, Inc.                                                    1,699     16,242
    Communications Systems, Inc.                                    400      4,564
*   CommVault Systems, Inc.                                         924     72,146
    Computer Sciences Corp.                                       6,972    343,441
    Computer Task Group, Inc.                                     1,668     28,573
    Compuware Corp.                                              18,820    200,998
*   comScore, Inc.                                                1,191     31,824
    Comtech Telecommunications Corp.                              1,300     39,026
#*  Concur Technologies, Inc.                                     1,121    117,257
    Concurrent Computer Corp.                                     1,400     10,318
*   Constant Contact, Inc.                                          710     18,396
#   Convergys Corp.                                               8,388    165,579
*   CoreLogic, Inc.                                               9,208    306,350
*   Cornerstone OnDemand, Inc.                                    1,800     85,266
*   CoStar Group, Inc.                                            1,027    181,769
#*  Cray, Inc.                                                    4,033     90,178
#*  Cree, Inc.                                                    9,729    591,037
#*  Crexendo, Inc.                                                  100        310
    CSG Systems International, Inc.                               2,509     69,901
    CTS Corp.                                                     1,493     27,800
#   Cypress Semiconductor Corp.                                     781      7,248
    Daktronics, Inc.                                              2,912     34,828
*   Datalink Corp.                                                1,905     19,564
*   Dealertrack Technologies, Inc.                                4,432    165,314
#*  Demand Media, Inc.                                            3,316     15,850
#*  Dice Holdings, Inc.                                           4,814     35,527

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
#   Diebold, Inc.                                                 5,091 $  152,526
*   Digi International, Inc.                                      1,926     19,414
#   Digimarc Corp.                                                  400      8,424
*   Digital River, Inc.                                           2,881     51,397
*   Diodes, Inc.                                                  3,494     84,625
#   Dolby Laboratories, Inc. Class A                              3,796    135,669
*   Dot Hill Systems Corp.                                          817      2,369
*   DSP Group, Inc.                                               1,882     14,021
    DST Systems, Inc.                                             3,628    307,546
*   DTS, Inc.                                                     1,197     23,940
*   Dynamics Research Corp.                                         600      4,440
    EarthLink, Inc.                                               5,823     29,464
*   eBay, Inc.                                                    8,856    466,800
#   Ebix, Inc.                                                    3,114     35,437
#*  Echelon Corp.                                                 1,167      2,532
*   EchoStar Corp. Class A                                        3,056    146,566
    Electro Rent Corp.                                            2,186     39,654
    Electro Scientific Industries, Inc.                           1,665     19,947
*   Electronic Arts, Inc.                                        12,950    339,937
*   Electronics for Imaging, Inc.                                 4,349    149,214
    eMagin Corp.                                                    200        550
    EMC Corp.                                                    49,450  1,190,261
#*  Emcore Corp.                                                  1,542      8,219
*   Emulex Corp.                                                  8,592     64,698
*   Entegris, Inc.                                               13,244    137,075
*   Entropic Communications, Inc.                                 6,177     26,438
*   Envestnet, Inc.                                               1,539     55,866
*   EPAM Systems, Inc.                                            1,693     63,437
    EPIQ Systems, Inc.                                            2,540     37,998
    ePlus, Inc.                                                     624     33,921
#*  Equinix, Inc.                                                   691    111,583
*   Euronet Worldwide, Inc.                                       5,099    221,297
*   Exar Corp.                                                    4,467     51,505
*   ExlService Holdings, Inc.                                     2,149     62,128
*   Extreme Networks                                              9,220     49,419
*   F5 Networks, Inc.                                               800     65,208
*   Fabrinet                                                      1,800     30,132
*   Facebook, Inc. Class A                                        8,200    412,132
#   FactSet Research Systems, Inc.                                  434     47,280
    Fair Isaac Corp.                                              2,930    167,830
*   Fairchild Semiconductor International, Inc.                  10,463    132,566
#*  FalconStor Software, Inc.                                     2,300      3,404
#*  FARO Technologies, Inc.                                         900     42,750
    FEI Co.                                                       2,700    240,516
    Fidelity National Information Services, Inc.                 11,183    545,171
*   Finisar Corp.                                                10,080    231,941
#*  First Solar, Inc.                                             8,456    425,083
*   Fiserv, Inc.                                                  5,016    525,326
*   FleetCor Technologies, Inc.                                   1,366    157,568
*   FormFactor, Inc.                                              5,406     28,219
    Forrester Research, Inc.                                      2,039     79,134
*   Fortinet, Inc.                                                3,600     72,396

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   Freescale Semiconductor, Ltd.                                  3,035 $   46,860
    Frequency Electronics, Inc.                                      400      4,444
*   Gartner, Inc.                                                    961     56,651
*   Genpact, Ltd.                                                  8,673    171,986
    Global Payments, Inc.                                          5,539    329,460
*   Globecomm Systems, Inc.                                        1,706     23,935
*   Google, Inc. Class A                                           2,713  2,795,964
*   GSI Group, Inc.                                                2,146     21,417
*   GSI Technology, Inc.                                           1,600     11,232
#*  GT Advanced Technologies, Inc.                                 5,500     41,250
#*  Guidance Software, Inc.                                          500      4,370
*   Guidewire Software, Inc.                                       1,681     85,260
    Hackett Group, Inc. (The)                                      2,800     19,936
*   Harmonic, Inc.                                                 9,892     72,311
#   Heartland Payment Systems, Inc.                                2,158     87,291
    Hewlett-Packard Co.                                           49,442  1,204,902
*   Hittite Microwave Corp.                                        1,882    120,241
    IAC/InterActiveCorp                                            5,080    271,221
*   ID Systems, Inc.                                                 100        520
*   Identive Group, Inc.                                           2,492      1,595
#*  IEC Electronics Corp.                                            450      1,935
*   iGATE Corp.                                                    2,779     88,483
*   Imation Corp.                                                  1,900      8,835
*   Immersion Corp.                                                1,700     21,624
*   Infinera Corp.                                                10,687    109,114
*   Informatica Corp.                                              3,140    121,204
*   Ingram Micro, Inc. Class A                                    10,867    251,788
*   Innodata, Inc.                                                   700      1,680
#*  Inphi Corp.                                                    2,200     32,428
*   Insight Enterprises, Inc.                                      4,000     84,280
*   Integrated Device Technology, Inc.                            13,970    148,641
*   Integrated Silicon Solution, Inc.                              2,651     28,578
    Intel Corp.                                                  127,592  3,117,073
*   Interactive Intelligence Group, Inc.                             300     18,435
#   InterDigital, Inc.                                             3,147    121,946
*   Internap Network Services Corp.                                4,800     34,896
    International Business Machines Corp.                          5,900  1,057,339
*   International Rectifier Corp.                                  7,178    186,915
    Intersil Corp. Class A                                        12,304    137,313
*   Intevac, Inc.                                                  1,700      8,670
    Intuit, Inc.                                                   1,400     99,974
*   Ipass, Inc.                                                    2,100      3,885
#   IPG Photonics Corp.                                            1,700    112,659
#*  Itron, Inc.                                                    2,865    122,250
*   Ixia                                                           7,078    100,366
    IXYS Corp.                                                     2,328     27,075
#   j2 Global, Inc.                                                3,521    193,585
    Jabil Circuit, Inc.                                           17,015    354,933
    Jack Henry & Associates, Inc.                                  3,416    186,548
#*  JDS Uniphase Corp.                                            13,298    174,071
*   Juniper Networks, Inc.                                        26,677    497,259
*   Kemet Corp.                                                    1,223      6,934

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
*   Key Tronic Corp.                                                700 $    7,595
    KLA-Tencor Corp.                                              7,152    469,171
*   Kulicke & Soffa Industries, Inc.                              6,802     87,746
*   KVH Industries, Inc.                                            884     12,146
*   Lam Research Corp.                                            7,408    401,736
*   Lattice Semiconductor Corp.                                   7,554     38,752
#   Leidos Holdings, Inc.                                         6,493    305,755
    Lender Processing Services, Inc.                              3,100    107,012
#   Lexmark International, Inc. Class A                           6,300    223,965
*   Limelight Networks, Inc.                                      7,507     14,413
    Linear Technology Corp.                                       2,670    109,844
*   LinkedIn Corp. Class A                                          700    156,569
*   Lionbridge Technologies, Inc.                                 3,066     13,368
#*  Liquidity Services, Inc.                                        151      3,943
    Littelfuse, Inc.                                              2,023    172,016
*   LoJack Corp.                                                  1,205      5,278
    LSI Corp.                                                    15,094    127,997
*   LTX-Credence Corp.                                            3,103     19,021
*   Magnachip Semiconductor Corp.                                 3,805     71,115
*   Manhattan Associates, Inc.                                      800     85,208
    Marchex, Inc. Class B                                         1,400     12,488
    Marvell Technology Group, Ltd.                               29,570    354,840
    Mastercard, Inc. Class A                                        800    573,680
#*  Mattersight Corp.                                               151        639
    Maxim Integrated Products, Inc.                               8,541    253,668
    MAXIMUS, Inc.                                                 2,800    135,660
*   MaxLinear, Inc. Class A                                       1,000      8,660
*   Maxwell Technologies, Inc.                                    1,381     10,358
*   Measurement Specialties, Inc.                                 1,565     87,217
    Mentor Graphics Corp.                                        11,565    255,355
#   Mesa Laboratories, Inc.                                         256     17,825
    Methode Electronics, Inc.                                     3,800     97,204
    Micrel, Inc.                                                  4,040     37,168
#   Microchip Technology, Inc.                                    7,441    319,665
*   Micron Technology, Inc.                                      46,607    824,012
#*  MICROS Systems, Inc.                                          1,944    105,462
*   Microsemi Corp.                                               8,579    215,590
    Microsoft Corp.                                              62,616  2,213,476
#*  Mindspeed Technologies, Inc.                                  2,100      6,069
    MKS Instruments, Inc.                                         4,261    126,296
    MOCON, Inc.                                                     400      5,580
*   ModusLink Global Solutions, Inc.                              2,008      8,273
    Molex, Inc.                                                   6,098    235,383
    Molex, Inc. Class A                                           2,753    105,990
*   MoneyGram International, Inc.                                 1,187     25,058
#   Monolithic Power Systems, Inc.                                3,036     96,666
    Monotype Imaging Holdings, Inc.                               3,218     90,812
#*  Monster Worldwide, Inc.                                       8,316     35,925
*   MoSys, Inc.                                                   4,500     19,800
    Motorola Solutions, Inc.                                      1,408     88,028
*   Move, Inc.                                                    2,346     39,812
#   MTS Systems Corp.                                             1,176     76,816

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
*   Multi-Fineline Electronix, Inc.                               1,449 $ 19,431
*   Nanometrics, Inc.                                             2,275   42,270
*   NAPCO Security Technologies, Inc.                               990    5,564
    National Instruments Corp.                                    3,787  110,012
*   NCI, Inc. Class A                                               397    2,263
*   NCR Corp.                                                     1,700   62,135
    NetApp, Inc.                                                 13,576  526,885
*   NETGEAR, Inc.                                                 2,872   82,599
*   Netscout Systems, Inc.                                        2,794   79,126
#*  NetSuite, Inc.                                                  550   55,484
*   NeuStar, Inc. Class A                                         2,100   96,432
*   Newport Corp.                                                 2,772   43,992
    NIC, Inc.                                                     2,814   69,281
*   Novatel Wireless, Inc.                                        1,800    5,517
*   Nuance Communications, Inc.                                   7,400  115,144
#*  Numerex Corp. Class A                                           800    9,448
    NVIDIA Corp.                                                 25,022  379,834
#*  Oclaro, Inc.                                                  4,670    9,527
*   Official Payments Holdings, Inc.                                100      834
*   OmniVision Technologies, Inc.                                 5,271   73,847
*   ON Semiconductor Corp.                                       27,651  195,216
*   OpenTable, Inc.                                                 439   30,502
*   Oplink Communications, Inc.                                   2,074   37,851
    Oracle Corp.                                                 29,345  983,057
*   OSI Systems, Inc.                                             1,600  116,544
*   Pandora Media, Inc.                                           3,000   75,390
*   PAR Technology Corp.                                            700    3,892
    Park Electrochemical Corp.                                    1,965   55,118
#   Paychex, Inc.                                                 4,438  187,550
    PC Connection, Inc.                                           1,700   33,983
    PC-Tel, Inc.                                                    700    6,447
*   PCM, Inc.                                                       700    7,364
*   PDF Solutions, Inc.                                           1,700   39,049
    Pegasystems, Inc.                                             1,142   43,465
    Perceptron, Inc.                                                800   11,192
*   Perficient, Inc.                                              3,179   57,508
*   Pericom Semiconductor Corp.                                   1,840   14,867
#*  Photronics, Inc.                                              6,520   54,768
*   Pixelworks, Inc.                                                300    1,359
*   Planar Systems, Inc.                                            131      274
    Plantronics, Inc.                                             4,400  188,936
*   Plexus Corp.                                                  2,684  102,744
*   PLX Technology, Inc.                                          3,500   21,140
*   PMC - Sierra, Inc.                                           18,800  110,356
*   Polycom, Inc.                                                10,695  111,228
#   Power Integrations, Inc.                                      2,457  141,130
*   PRGX Global, Inc.                                             2,000   14,360
*   Progress Software Corp.                                       4,875  126,555
*   PROS Holdings, Inc.                                             933   32,982
*   PTC, Inc.                                                     4,100  113,652
#*  Pulse Electronics Corp.                                          92      342
    QAD, Inc. Class A                                             1,497   22,335

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
    QAD, Inc. Class B                                               160 $    2,016
*   QLIK Technologies, Inc.                                       2,196     55,647
*   QLogic Corp.                                                  6,817     84,190
    QUALCOMM, Inc.                                               20,304  1,410,519
*   Quantum Corp.                                                 4,896      6,071
*   QuinStreet, Inc.                                              2,573     22,874
*   Qumu Corp.                                                      800     11,984
#*  Rackspace Hosting, Inc.                                       1,600     81,968
*   Radisys Corp.                                                 1,829      5,524
#*  Rambus, Inc.                                                  7,258     63,435
*   RealD, Inc.                                                   3,135     21,694
*   RealNetworks, Inc.                                            2,452     18,807
*   Red Hat, Inc.                                                 2,126     91,992
*   Reis, Inc.                                                      600     10,794
*   Responsys, Inc.                                               3,710     60,621
*   RF Micro Devices, Inc.                                       20,200    106,050
    Richardson Electronics, Ltd.                                    900     10,368
*   Riverbed Technology, Inc.                                     8,723    129,275
*   Rofin-Sinar Technologies, Inc.                                1,841     48,326
*   Rogers Corp.                                                  1,173     71,506
*   Rosetta Stone, Inc.                                           1,595     24,212
*   Rovi Corp.                                                    6,771    113,482
#*  Rubicon Technology, Inc.                                      1,694     14,568
*   Rudolph Technologies, Inc.                                    2,708     28,705
*   Saba Software, Inc.                                           1,400     16,240
*   Salesforce.com, Inc.                                          2,827    150,849
    SanDisk Corp.                                                 9,556    664,142
*   Sanmina Corp.                                                 8,115    118,154
*   Sapient Corp.                                                11,200    177,072
*   ScanSource, Inc.                                              1,900     73,074
#   Science Applications International Corp.                      3,710    130,777
*   Seachange International, Inc.                                 3,525     50,020
    Seagate Technology P.L.C.                                     2,700    131,436
*   Semtech Corp.                                                 5,184    161,274
*   ShoreTel, Inc.                                                2,000     15,900
*   Sigma Designs, Inc.                                           2,476     13,469
#*  Silicon Graphics International Corp.                          3,567     45,551
*   Silicon Image, Inc.                                           8,600     45,150
*   Silicon Laboratories, Inc.                                    3,026    121,706
*   Skyworks Solutions, Inc.                                      9,069    233,799
#*  Smith Micro Software, Inc.                                    2,100      1,701
*   SMTC Corp.                                                    1,100      2,145
*   SolarWinds, Inc.                                              1,900     68,761
    Solera Holdings, Inc.                                         1,354     76,122
*   Sonus Networks, Inc.                                         29,469     88,407
*   Spansion, Inc. Class A                                        5,831     69,797
#*  Spark Networks, Inc.                                          1,000      7,160
*   Speed Commerce, Inc.                                            600      2,202
*   SS&C Technologies Holdings, Inc.                              7,700    302,610
*   Stamps.com, Inc.                                                821     37,306
*   StarTek, Inc.                                                   700      4,382
*   Stratasys, Ltd.                                               3,049    345,238

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
*   SunEdison, Inc.                                              22,088 $205,418
#*  SunPower Corp.                                                6,203  187,269
*   Super Micro Computer, Inc.                                    2,560   35,635
    Supertex, Inc.                                                1,128   28,775
*   support.com, Inc.                                             5,020   22,389
*   Sykes Enterprises, Inc.                                       3,417   63,966
    Symantec Corp.                                                9,402  213,801
*   Symmetricom, Inc.                                             3,136   22,485
#*  Synaptics, Inc.                                               3,245  150,892
#*  Synchronoss Technologies, Inc.                                3,100  107,322
*   SYNNEX Corp.                                                  3,649  223,684
*   Synopsys, Inc.                                                6,817  248,480
    Syntel, Inc.                                                  1,200  103,008
*   Take-Two Interactive Software, Inc.                           9,617  172,240
    TE Connectivity, Ltd.                                         5,500  283,195
*   Tech Data Corp.                                               3,621  188,509
#*  TeleCommunication Systems, Inc. Class A                       1,125    2,565
*   Telenav, Inc.                                                 2,000   14,500
#*  TeleTech Holdings, Inc.                                       4,817  127,506
    Tellabs, Inc.                                                20,300   49,532
*   Teradata Corp.                                                1,850   81,529
#*  Teradyne, Inc.                                               12,646  221,179
    Tessco Technologies, Inc.                                       672   23,809
    Tessera Technologies, Inc.                                    5,070   96,431
    Texas Instruments, Inc.                                       8,400  353,472
*   TIBCO Software, Inc.                                          1,804   44,306
    Total System Services, Inc.                                  12,690  378,543
    Transact Technologies, Inc.                                     400    5,516
*   Trimble Navigation, Ltd.                                      2,600   74,282
*   TriQuint Semiconductor, Inc.                                 15,220  120,695
*   Trulia, Inc.                                                    105    4,197
*   TTM Technologies, Inc.                                        5,186   45,378
*   Tyler Technologies, Inc.                                      1,000   96,710
*   Ultimate Software Group, Inc.                                   680  105,046
*   Ultra Clean Holdings                                          1,300   12,103
*   Ultratech, Inc.                                               2,800   66,612
*   Unisys Corp.                                                  3,288   86,639
    United Online, Inc.                                           9,058   78,261
#*  Unwired Planet, Inc.                                          3,220    5,216
#*  ValueClick, Inc.                                              7,466  143,422
*   Vantiv, Inc. Class A                                            880   24,200
#*  Veeco Instruments, Inc.                                       3,544  103,520
*   VeriFone Systems, Inc.                                        6,690  151,595
*   Verint Systems, Inc.                                          4,496  164,194
#*  VeriSign, Inc.                                                1,800   97,704
#*  ViaSat, Inc.                                                  2,399  158,622
#*  Viasystems Group, Inc.                                          804   12,060
*   Virtusa Corp.                                                 2,900   90,132
    Visa, Inc. Class A                                            4,405  866,331
*   Vishay Intertechnology, Inc.                                 12,407  152,234
*   Vishay Precision Group, Inc.                                    793   13,005
*   VistaPrint NV                                                 1,285   69,454

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Information Technology -- (Continued)
*   VMware, Inc. Class A                                            400 $    32,512
    Wayside Technology Group, Inc.                                  200       2,620
*   Web.com Group, Inc.                                           3,410      91,899
#*  WebMD Health Corp.                                            3,277     115,416
#*  Westell Technologies, Inc. Class A                            2,172       7,797
    Western Digital Corp.                                         9,737     677,987
    Western Union Co. (The)                                       6,596     112,264
*   WEX, Inc.                                                     1,336     124,716
    Xilinx, Inc.                                                  8,950     406,509
*   XO Group, Inc.                                                2,465      34,214
    Xyratex, Ltd.                                                 2,100      20,874
*   Yahoo!, Inc.                                                 31,999   1,053,727
*   Zebra Technologies Corp. Class A                              5,254     253,821
#*  Zix Corp.                                                     5,819      23,742
*   Zygo Corp.                                                    1,500      23,160
*   Zynga, Inc. Class A                                          51,100     183,449
                                                                        -----------
Total Information Technology                                             70,527,120
                                                                        -----------
Materials -- (4.8%)
    A Schulman, Inc.                                              2,365      78,329
*   AEP Industries, Inc.                                            575      34,167
    Air Products & Chemicals, Inc.                                2,600     283,426
    Airgas, Inc.                                                  2,643     288,272
    Albemarle Corp.                                               3,020     199,894
#   Alcoa, Inc.                                                  49,187     455,963
#   Allegheny Technologies, Inc.                                  9,816     324,910
#*  Allied Nevada Gold Corp.                                      1,571       6,410
*   AM Castle & Co.                                               1,581      22,624
#   AMCOL International Corp.                                     2,649      84,980
*   American Pacific Corp.                                          300      13,656
    American Vanguard Corp.                                       2,100      54,810
    Aptargroup, Inc.                                              4,088     262,286
#*  Arabian American Development Co.                              1,000       9,100
    Ashland, Inc.                                                 4,433     410,274
    Avery Dennison Corp.                                          6,514     306,940
    Axiall Corp.                                                  3,908     151,982
    Ball Corp.                                                    1,570      76,757
    Bemis Co., Inc.                                               8,248     329,095
#   Cabot Corp.                                                   4,342     202,381
*   Calgon Carbon Corp.                                           5,733     114,373
#   Carpenter Technology Corp.                                    3,000     177,990
    Celanese Corp. Series A                                       1,707      95,609
*   Century Aluminum Co.                                          8,251      71,619
    CF Industries Holdings, Inc.                                  2,226     479,926
    Chase Corp.                                                     598      18,095
*   Chemtura Corp.                                                9,802     240,149
*   Clearwater Paper Corp.                                        1,919     100,210
#   Cliffs Natural Resources, Inc.                                8,970     230,350
*   Coeur d'Alene Mines Corp.                                     8,300     101,343
    Commercial Metals Co.                                        11,472     210,626
    Compass Minerals International, Inc.                          1,100      81,917
#*  Contango ORE, Inc.                                               20         184

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Materials -- (Continued)
*   Core Molding Technologies, Inc.                                 283 $  3,056
*   Crown Holdings, Inc.                                          1,638   71,417
    Cytec Industries, Inc.                                        3,900  324,051
    Deltic Timber Corp.                                             681   43,502
    Domtar Corp.                                                  2,479  209,996
    Dow Chemical Co. (The)                                       16,952  669,095
    Eagle Materials, Inc.                                         2,300  172,523
    Eastman Chemical Co.                                          1,900  149,701
    Ecolab, Inc.                                                  2,189  232,034
    EI du Pont de Nemours & Co.                                   6,981  427,237
*   Ferro Corp.                                                   1,600   20,528
#*  Flotek Industries, Inc.                                       1,900   40,622
    FMC Corp.                                                     1,560  113,506
    Freeport-McMoRan Copper & Gold, Inc.                         24,453  898,892
    Friedman Industries, Inc.                                       400    3,968
    FutureFuel Corp.                                              1,569   27,316
#*  General Moly, Inc.                                            6,663   10,927
    Globe Specialty Metals, Inc.                                  5,700   99,978
#*  Golden Minerals Co.                                             900      693
*   Graphic Packaging Holding Co.                                23,446  196,946
    Greif, Inc. Class A                                           1,400   74,886
    Greif, Inc. Class B                                           1,052   59,806
    Hawkins, Inc.                                                   817   29,420
    Haynes International, Inc.                                      794   42,797
    HB Fuller Co.                                                 4,005  191,719
#*  Headwaters, Inc.                                              3,100   27,063
    Hecla Mining Co.                                             24,464   76,328
#*  Horsehead Holding Corp.                                       4,050   58,766
    Huntsman Corp.                                               16,404  380,901
    Innophos Holdings, Inc.                                       2,105  105,503
    Innospec, Inc.                                                2,596  119,572
    International Flavors & Fragrances, Inc.                        900   74,385
    International Paper Co.                                      10,260  457,699
#   Intrepid Potash, Inc.                                         5,959   88,491
    Kaiser Aluminum Corp.                                         1,125   75,881
    KapStone Paper and Packaging Corp.                            4,984  258,969
#   KMG Chemicals, Inc.                                             783   15,644
    Koppers Holdings, Inc.                                          800   35,608
*   Kraton Performance Polymers, Inc.                             2,156   45,858
#   Kronos Worldwide, Inc.                                        4,154   64,429
*   Landec Corp.                                                  2,183   25,563
*   Louisiana-Pacific Corp.                                      11,287  191,992
*   LSB Industries, Inc.                                          1,632   59,927
    LyondellBasell Industries NV Class A                          4,082  304,517
#   Martin Marietta Materials, Inc.                               2,100  205,989
    Materion Corp.                                                2,000   59,620
#*  McEwen Mining, Inc.                                           4,528    9,690
    MeadWestvaco Corp.                                           10,516  366,483
*   Mercer International, Inc.                                    3,933   31,464
    Minerals Technologies, Inc.                                   3,638  206,020
#*  Molycorp, Inc.                                                  470    2,383
    Mosaic Co. (The)                                              8,855  406,002

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Materials -- (Continued)
    Myers Industries, Inc.                                        3,823 $    68,126
    Neenah Paper, Inc.                                            1,808      74,381
#   NewMarket Corp.                                                 300      93,408
    Newmont Mining Corp.                                         12,455     339,523
    Noranda Aluminum Holding Corp.                                2,983       8,114
    Nucor Corp.                                                  14,149     732,494
#   Olin Corp.                                                    7,940     178,729
    Olympic Steel, Inc.                                             600      16,422
*   OM Group, Inc.                                                1,766      60,044
*   OMNOVA Solutions, Inc.                                        5,202      45,257
*   Owens-Illinois, Inc.                                          8,549     271,773
    Packaging Corp. of America                                    5,569     346,837
*   Penford Corp.                                                   590       8,024
    PH Glatfelter Co.                                             2,300      60,260
    PolyOne Corp.                                                 7,273     220,372
    PPG Industries, Inc.                                            766     139,856
    Praxair, Inc.                                                 1,600     199,536
    Quaker Chemical Corp.                                         1,000      75,910
    Reliance Steel & Aluminum Co.                                 4,804     352,085
    Rock Tenn Co. Class A                                         3,440     368,114
    Rockwood Holdings, Inc.                                       4,389     277,604
#   Royal Gold, Inc.                                              2,400     115,296
    RPM International, Inc.                                       4,569     176,912
*   RTI International Metals, Inc.                                3,057     103,632
#   Schnitzer Steel Industries, Inc. Class A                      2,700      78,408
    Scotts Miracle-Gro Co. (The) Class A                          1,100      64,592
    Sealed Air Corp.                                             11,888     358,780
    Sensient Technologies Corp.                                   4,178     217,799
    Sherwin-Williams Co. (The)                                      500      94,000
    Silgan Holdings, Inc.                                         2,100      94,647
    Sonoco Products Co.                                           6,242     253,675
    Steel Dynamics, Inc.                                         20,176     362,563
    Stepan Co.                                                    1,652      97,253
#*  Stillwater Mining Co.                                        10,155     110,791
*   SunCoke Energy, Inc.                                          5,065     101,300
*   Texas Industries, Inc.                                        2,079     111,642
    Tronox, Ltd. Class A                                          2,966      68,485
*   United States Lime & Minerals, Inc.                             400      22,224
#   United States Steel Corp.                                    11,099     276,254
*   Universal Stainless & Alloy Products, Inc.                      500      16,160
#   US Silica Holdings, Inc.                                      1,011      35,203
    Valspar Corp. (The)                                           1,101      77,037
    Vulcan Materials Co.                                          5,800     310,590
#   Walter Energy, Inc.                                             550       8,740
    Wausau Paper Corp.                                            5,000      58,500
    Westlake Chemical Corp.                                       3,155     338,910
    Worthington Industries, Inc.                                  6,391     259,091
*   WR Grace & Co.                                                  800      73,328
    Zep, Inc.                                                     1,294      25,738
*   Zoltek Cos., Inc.                                             2,600      43,420
                                                                        -----------
Total Materials                                                          21,279,849
                                                                        -----------

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE+
                                                                   ------- -----------
Other -- (0.0%)
(d)*  Gerber Scientific, Inc. Escrow Shares                          1,200 $        --
                                                                           -----------
Telecommunication Services -- (2.3%)
*     8x8, Inc.                                                      1,219      13,970
      Alteva                                                           100         765
      AT&T, Inc.                                                   148,555   5,377,691
      Atlantic Tele-Network, Inc.                                    1,279      70,882
*     Boingo Wireless, Inc.                                            638       4,326
*     Cbeyond, Inc.                                                  2,307      14,857
      CenturyLink, Inc.                                             13,736     465,101
*     Cincinnati Bell, Inc.                                         10,767      30,794
#     Consolidated Communications Holdings, Inc.                     2,775      51,698
*     Crown Castle International Corp.                               1,500     114,030
#     Frontier Communications Corp.                                 34,815     153,534
*     General Communication, Inc. Class A                            4,100      38,991
      HickoryTech Corp.                                              1,100      14,718
      IDT Corp. Class B                                              2,468      54,025
      Inteliquent, Inc.                                              3,793      48,740
#*    Iridium Communications, Inc.                                   4,837      29,167
*     Leap Wireless International, Inc.                              1,200      19,320
*     Level 3 Communications, Inc.                                   2,448      74,786
      Lumos Networks Corp.                                             900      19,809
#*    NII Holdings, Inc.                                             4,601      15,827
#*    ORBCOMM, Inc.                                                  2,750      16,582
*     Premiere Global Services, Inc.                                 4,670      42,077
      PTGi Holding, Inc.                                               936       3,295
*     SBA Communications Corp. Class A                               1,500     131,205
      Shenandoah Telecommunications Co.                              1,444      40,042
#*    Sprint Corp.                                                  35,178     236,748
*     Straight Path Communications, Inc. Class B                       984       5,373
      T-Mobile US, Inc.                                              6,705     185,930
      Telephone & Data Systems, Inc.                                10,022     312,486
*     tw telecom, Inc.                                               5,396     170,082
      United States Cellular Corp.                                     700      33,880
      USA Mobility, Inc.                                             1,798      26,826
      Verizon Communications, Inc.                                  45,675   2,307,044
*     Vonage Holdings Corp.                                         10,376      38,702
#     Windstream Holdings, Inc.                                     13,058     111,646
                                                                           -----------
Total Telecommunication Services                                            10,274,949
                                                                           -----------
Utilities -- (2.2%)
      AES Corp.                                                      9,591     135,137
      AGL Resources, Inc.                                            1,319      63,127
      ALLETE, Inc.                                                   1,900      96,007
      Alliant Energy Corp.                                           1,175      61,359
      Ameren Corp.                                                   3,233     116,970
      American Electric Power Co., Inc.                              2,611     122,299
      American States Water Co.                                      2,600      74,048
      American Water Works Co., Inc.                                 1,982      84,968
      Aqua America, Inc.                                             5,141     129,450
      Artesian Resources Corp. Class A                                 400       9,160
      Atmos Energy Corp.                                             2,794     123,690

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Utilities -- (Continued)
    Avista Corp.                                                  2,922 $ 81,202
    Black Hills Corp.                                             3,248  164,739
#*  Cadiz, Inc.                                                     300    1,545
    California Water Service Group                                3,500   76,300
*   Calpine Corp.                                                17,289  348,719
    CenterPoint Energy, Inc.                                      5,311  130,651
    Chesapeake Utilities Corp.                                      500   27,205
    Cleco Corp.                                                   1,772   82,115
    CMS Energy Corp.                                              3,000   82,380
    Connecticut Water Service, Inc.                                 800   25,640
    Consolidated Edison, Inc.                                     1,773  103,224
    Consolidated Water Co., Ltd.                                    959   14,423
#   Delta Natural Gas Co., Inc.                                     591   13,191
    Dominion Resources, Inc.                                      3,699  235,811
    DTE Energy Co.                                                2,100  145,194
    Duke Energy Corp.                                             4,898  351,334
*   Dynegy, Inc.                                                  3,200   62,176
    Edison International                                          1,998   97,962
    El Paso Electric Co.                                          3,000  105,510
    Empire District Electric Co. (The)                            2,837   63,804
    Entergy Corp.                                                 2,321  150,215
    Exelon Corp.                                                  5,052  144,184
    FirstEnergy Corp.                                             2,100   79,527
    Gas Natural, Inc.                                               700    6,979
#*  Genie Energy, Ltd. Class B                                    1,601   16,538
    Great Plains Energy, Inc.                                     4,324  101,355
#   Hawaiian Electric Industries, Inc.                            2,699   71,712
    IDACORP, Inc.                                                 1,400   72,240
    Integrys Energy Group, Inc.                                   2,195  128,803
    ITC Holdings Corp.                                            1,543  155,210
    Laclede Group, Inc. (The)                                     2,192  103,177
    MDU Resources Group, Inc.                                     2,781   82,818
    MGE Energy, Inc.                                              1,509   84,972
    Middlesex Water Co.                                             748   15,506
    National Fuel Gas Co.                                           800   57,240
    New Jersey Resources Corp.                                    2,755  126,813
    NextEra Energy, Inc.                                          2,771  234,842
    NiSource, Inc.                                                3,585  112,999
    Northeast Utilities                                           3,924  168,300
#   Northwest Natural Gas Co.                                     1,777   77,175
    NorthWestern Corp.                                            2,782  127,527
    NRG Energy, Inc.                                             16,562  472,514
    NV Energy, Inc.                                               2,500   59,350
    OGE Energy Corp.                                              2,000   73,800
    ONEOK, Inc.                                                   6,530  368,945
    Ormat Technologies, Inc.                                      2,600   67,782
#   Otter Tail Corp.                                              2,643   78,841
    Pepco Holdings, Inc.                                          2,789   53,772
    PG&E Corp.                                                    2,979  124,671
    Piedmont Natural Gas Co., Inc.                                2,461   84,019
    Pinnacle West Capital Corp.                                   1,600   89,648
    PNM Resources, Inc.                                           5,540  132,517

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     SHARES      VALUE+
                                                                    --------- ------------
Utilities -- (Continued)
       Portland General Electric Co.                                    5,000 $    143,500
       PPL Corp.                                                        3,311      101,416
       Public Service Enterprise Group, Inc.                            3,305      110,718
       Questar Corp.                                                    5,160      122,086
       RGC Resources, Inc.                                                100        1,862
       SCANA Corp.                                                      1,702       79,364
       Sempra Energy                                                    1,253      114,198
       SJW Corp.                                                        1,548       43,700
#      South Jersey Industries, Inc.                                    2,186      130,176
       Southern Co. (The)                                               5,658      231,469
       Southwest Gas Corp.                                              3,200      173,632
       TECO Energy, Inc.                                                5,900      101,303
       UGI Corp.                                                       10,085      417,217
       UIL Holdings Corp.                                               3,390      130,583
       Unitil Corp.                                                     1,246       37,654
       UNS Energy Corp.                                                 1,844       91,241
       Vectren Corp.                                                    2,548       88,976
#      Westar Energy, Inc.                                              3,393      107,253
       WGL Holdings, Inc.                                               1,871       84,214
       Wisconsin Energy Corp.                                           2,570      108,223
       Xcel Energy, Inc.                                                6,312      182,164
       York Water Co.                                                     462        9,568
                                                                              ------------
Total Utilities                                                                  9,563,848
                                                                              ------------
TOTAL COMMON STOCKS                                                            409,126,390
                                                                              ------------
RIGHTS/WARRANTS -- (0.0%)
(d)*   CVR Energy, Inc. Contingent Value Rights                         4,700           --
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                    731           --
                                                                              ------------
TOTAL RIGHTS/WARRANTS                                                                   --
                                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
       State Street Institutional Liquid Reserves, 0.073%           1,948,291    1,948,291
                                                                              ------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)
                                                                    ---------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund                               2,748,699   31,802,446
                                                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $328,887,608)                             $442,877,127
                                                                              ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES   VALUE+
                                                                 ------ ----------
COMMON STOCKS -- (93.1%)
Consumer Discretionary -- (13.8%)
*   1-800-Flowers.com, Inc. Class A                                900  $    4,887
    Aaron's, Inc.                                                3,200      90,784
#   Abercrombie & Fitch Co. Class A                              2,903     108,804
    Advance Auto Parts, Inc.                                       400      39,672
#*  Aeropostale, Inc.                                            1,900      17,651
*   AFC Enterprises, Inc.                                          391      17,431
    AH Belo Corp. Class A                                          200       1,608
    Allison Transmission Holdings, Inc.                          1,316      32,045
*   Amazon.com, Inc.                                             4,437   1,615,201
*   AMC Networks, Inc. Class A                                   2,397     168,006
*   America's Car-Mart, Inc.                                       200       9,148
#*  American Apparel, Inc.                                       1,450       1,943
*   American Axle & Manufacturing Holdings, Inc.                 1,124      20,918
    American Eagle Outfitters, Inc.                              5,331      82,577
*   American Public Education, Inc.                                300      12,009
*   ANN, Inc.                                                    1,672      59,122
*   Apollo Group, Inc. Class A                                   2,326      62,081
    Arctic Cat, Inc.                                               500      26,200
*   Asbury Automotive Group, Inc.                                  971      46,657
*   Ascena Retail Group, Inc.                                    2,600      51,454
#*  Ascent Capital Group, Inc. Class A                             600      50,652
    Autoliv, Inc.                                                2,197     196,038
*   AutoNation, Inc.                                             2,800     135,044
*   AutoZone, Inc.                                                 500     217,345
#*  Bally Technologies, Inc.                                       400      29,256
#*  Barnes & Noble, Inc.                                         1,893      26,748
    Bassett Furniture Industries, Inc.                             500       7,000
    bebe stores, Inc.                                            3,649      22,003
*   Bed Bath & Beyond, Inc.                                        600      46,392
    Belo Corp. Class A                                           4,422      60,714
    Best Buy Co., Inc.                                           9,747     417,172
    Big 5 Sporting Goods Corp.                                     911      17,227
*   Big Lots, Inc.                                               3,000     109,080
*   BJ's Restaurants, Inc.                                         928      25,112
*   Blue Nile, Inc.                                                271      11,130
#   Blyth, Inc.                                                    400       5,524
    Bob Evans Farms, Inc.                                          900      51,381
#*  Books-A-Million, Inc.                                          300         753
    BorgWarner, Inc.                                             2,900     299,077
#*  Bridgepoint Education, Inc.                                  1,198      23,481
    Brinker International, Inc.                                    500      22,210
#*  Brookfield Residential Properties, Inc.                        688      15,191
    Brown Shoe Co., Inc.                                         1,800      40,392
    Brunswick Corp.                                              1,365      61,602
#   Buckle, Inc. (The)                                             933      45,661
*   Buffalo Wild Wings, Inc.                                       600      85,548
*   Build-A-Bear Workshop, Inc.                                    500       3,930
#*  Cabela's, Inc.                                               1,758     104,285
    Cablevision Systems Corp. Class A                            4,559      70,892
*   Cache, Inc.                                                    271       1,634
#   Callaway Golf Co.                                            2,913      24,557

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
*   Cambium Learning Group, Inc.                                    900 $    1,314
*   Capella Education Co.                                           200     12,184
*   CarMax, Inc.                                                  3,498    164,371
*   Carmike Cinemas, Inc.                                           957     21,906
    Carriage Services, Inc.                                         182      3,656
*   Carrols Restaurant Group, Inc.                                  100        580
    Carter's, Inc.                                                1,900    131,385
    Cato Corp. (The) Class A                                      1,071     32,098
#*  Cavco Industries, Inc.                                          300     17,571
    CBS Corp. Class A                                               300     17,733
    CBS Corp. Class B                                             5,410    319,947
    CEC Entertainment, Inc.                                         412     19,096
#*  Central European Media Enterprises, Ltd. Class A              2,252      6,914
*   Charter Communications, Inc. Class A                            741     99,472
    Cheesecake Factory, Inc. (The)                                1,700     80,325
    Chico's FAS, Inc.                                             5,413     92,833
*   Children's Place Retail Stores, Inc. (The)                      785     42,853
*   Chipotle Mexican Grill, Inc.                                    500    263,485
#   Choice Hotels International, Inc.                               800     37,272
*   Christopher & Banks Corp.                                       600      3,462
    Churchill Downs, Inc.                                           195     16,752
    Cinemark Holdings, Inc.                                       4,200    137,802
*   Citi Trends, Inc.                                               400      5,872
*   Clear Channel Outdoor Holdings, Inc. Class A                  2,200     18,700
    Coach, Inc.                                                   2,000    101,360
#*  Coldwater Creek, Inc.                                           290        290
#   Collectors Universe                                             299      4,978
    Columbia Sportswear Co.                                       1,300     86,931
    Comcast Corp. Class A                                        31,728  1,509,618
    Comcast Corp. Special Class A                                 7,800    361,140
#*  Conn's, Inc.                                                  1,344     81,231
#   Cooper Tire & Rubber Co.                                      1,175     30,562
    Core-Mark Holding Co., Inc.                                     351     24,826
    Cracker Barrel Old Country Store, Inc.                          436     47,903
*   Crocs, Inc.                                                   2,687     32,728
    CSS Industries, Inc.                                            242      6,265
#   CST Brands, Inc.                                                109      3,514
    CTC Media, Inc.                                               5,082     64,237
    Culp, Inc.                                                      400      7,740
*   Cumulus Media, Inc. Class A                                   1,098      6,566
#   Dana Holding Corp.                                            1,977     38,749
    Darden Restaurants, Inc.                                      2,100    108,213
#*  Deckers Outdoor Corp.                                         1,100     75,713
#*  dELiA*s, Inc.                                                   400        552
    Delphi Automotive P.L.C.                                      2,900    165,880
*   Delta Apparel, Inc.                                             231      4,366
    Destination Maternity Corp.                                     400     12,496
*   Destination XL Group, Inc.                                      900      6,255
    DeVry, Inc.                                                   2,799    100,484
    Dick's Sporting Goods, Inc.                                     600     31,926
    Dillard's, Inc. Class A                                       1,493    122,396
    DineEquity, Inc.                                                700     57,449

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
*   DIRECTV                                                       4,685 $292,766
*   Discovery Communications, Inc. Class A                        1,700  151,164
*   Discovery Communications, Inc. Class C                        2,074  171,541
    DISH Network Corp. Class A                                    1,900   91,580
*   Dollar General Corp.                                          2,900  167,562
*   Dollar Tree, Inc.                                             2,400  140,160
    Domino's Pizza, Inc.                                          1,351   90,598
    Dorman Products, Inc.                                           923   44,867
    DR Horton, Inc.                                              11,461  217,186
*   DreamWorks Animation SKG, Inc. Class A                        3,248  111,212
    Drew Industries, Inc.                                           700   35,182
    DSW, Inc. Class A                                             1,035   90,738
    Dunkin' Brands Group, Inc.                                    2,900  138,272
#*  Education Management Corp.                                       49      750
    Einstein Noah Restaurant Group, Inc.                            414    7,386
*   Emerson Radio Corp.                                             900    1,719
#*  Entercom Communications Corp. Class A                         1,037    9,095
    Entravision Communications Corp. Class A                      1,600   10,784
#   Ethan Allen Interiors, Inc.                                     979   26,081
*   EW Scripps Co. Class A                                        1,807   35,815
    Expedia, Inc.                                                 1,582   93,148
*   Express, Inc.                                                 2,885   66,961
    Family Dollar Stores, Inc.                                    1,000   68,880
*   Federal-Mogul Corp.                                           2,329   47,721
*   Fiesta Restaurant Group, Inc.                                   521   22,085
*   Fifth & Pacific Cos., Inc.                                    5,827  154,357
    Finish Line, Inc. (The) Class A                               1,800   45,072
    Foot Locker, Inc.                                             5,251  182,210
    Ford Motor Co.                                               28,200  482,502
*   Fossil Group, Inc.                                            1,049  133,160
    Fred's, Inc. Class A                                            874   14,159
*   Fuel Systems Solutions, Inc.                                    700   12,572
#*  G-III Apparel Group, Ltd.                                       713   40,441
*   Gaiam, Inc. Class A                                             700    4,389
    GameStop Corp. Class A                                        3,070  168,297
    Gaming Partners International Corp.                             100      830
    Gannett Co., Inc.                                             7,622  210,901
    Gap, Inc. (The)                                               7,581  280,421
#   Garmin, Ltd.                                                  3,700  172,975
*   Geeknet, Inc.                                                    50      959
*   General Motors Co.                                            9,600  354,720
*   Genesco, Inc.                                                   902   61,435
    Gentex Corp.                                                  2,500   73,600
*   Gentherm, Inc.                                                1,200   28,020
    GNC Holdings, Inc. Class A                                    1,881  110,640
    Goodyear Tire & Rubber Co. (The)                              5,000  104,900
    Gordmans Stores, Inc.                                           317    3,138
*   Grand Canyon Education, Inc.                                    503   23,777
*   Gray Television, Inc.                                         2,313   19,545
    Group 1 Automotive, Inc.                                        800   51,200
#*  Groupon, Inc.                                                17,800  162,514
    Guess?, Inc.                                                  2,614   81,688

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
    H&R Block, Inc.                                               2,460 $ 69,962
    Hanesbrands, Inc.                                             4,273  291,077
    Harley-Davidson, Inc.                                         2,681  171,691
    Harman International Industries, Inc.                         1,976  160,096
    Harte-Hanks, Inc.                                             1,956   15,589
#   Hasbro, Inc.                                                  3,114  160,838
    Haverty Furniture Cos., Inc.                                    900   25,029
*   Helen of Troy, Ltd.                                           1,346   62,885
#*  Hibbett Sports, Inc.                                            400   23,332
    Hillenbrand, Inc.                                               840   23,705
    Home Depot, Inc. (The)                                        3,628  282,585
#*  HomeAway, Inc.                                                2,300   68,195
    Hooker Furniture Corp.                                          300    4,740
    HSN, Inc.                                                     1,155   60,522
*   Hyatt Hotels Corp. Class A                                    1,252   59,595
#*  Iconix Brand Group, Inc.                                      3,188  115,055
    International Game Technology                                 3,600   67,680
    International Speedway Corp. Class A                            400   13,084
    Interpublic Group of Cos., Inc. (The)                         8,900  149,520
    Interval Leisure Group, Inc.                                  1,171   28,420
#*  iRobot Corp.                                                  1,368   46,334
#*  Isle of Capri Casinos, Inc.                                     339    2,749
#*  ITT Educational Services, Inc.                                  500   20,060
*   Jack in the Box, Inc.                                         1,360   55,325
#   JAKKS Pacific, Inc.                                             496    3,194
*   Jarden Corp.                                                    750   41,520
#*  JC Penney Co., Inc.                                           8,024   60,180
    John Wiley & Sons, Inc. Class A                               1,600   80,464
    Johnson Controls, Inc.                                       10,887  502,435
    Jones Group, Inc. (The)                                       4,566   70,956
*   Jos A Bank Clothiers, Inc.                                    1,100   52,778
*   Journal Communications, Inc. Class A                          1,300   10,855
#   KB Home                                                       3,690   62,619
*   Kid Brands, Inc.                                                500      698
*   Kirkland's, Inc.                                                500    8,875
    Kohl's Corp.                                                  8,791  499,329
    L Brands, Inc.                                                4,900  306,789
    La-Z-Boy, Inc.                                                2,044   47,176
#*  Lamar Advertising Co. Class A                                 3,062  139,964
    Las Vegas Sands Corp.                                         3,041  213,539
#*  LeapFrog Enterprises, Inc.                                    1,600   13,696
    Lear Corp.                                                    1,813  140,308
#   Leggett & Platt, Inc.                                         5,817  172,998
#   Lennar Corp. Class A                                          5,400  191,970
    Lennar Corp. Class B                                          1,600   47,152
*   Libbey, Inc.                                                    300    6,405
*   Liberty Global P.L.C. Class A                                 2,867  224,687
*   Liberty Global P.L.C. Series C                                3,692  276,383
*   Liberty Interactive Corp. Class A                            16,483  444,382
*   Liberty Media Corp. Class A                                   4,635  708,738
*   Liberty Media Corp. Class B                                      17    2,563
*   Liberty Ventures Series A                                       774   83,104

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
#*  Life Time Fitness, Inc.                                       1,000 $ 45,420
    Lifetime Brands, Inc.                                           500    7,830
*   LIN Media LLC Class A                                         1,100   27,027
#*  Lions Gate Entertainment Corp.                                1,525   52,735
    Lithia Motors, Inc. Class A                                     900   56,565
*   Live Nation Entertainment, Inc.                               8,415  163,588
*   LKQ Corp.                                                     8,810  290,994
    Loral Space & Communications, Inc.                              620   44,249
    Lowe's Cos., Inc.                                            12,513  622,897
#*  Lululemon Athletica, Inc.                                     1,667  115,106
#*  Lumber Liquidators Holdings, Inc.                               394   44,991
*   M/I Homes, Inc.                                                 700   14,329
    Mac-Gray Corp.                                                  400    8,432
    Macy's, Inc.                                                  9,700  447,267
*   Madison Square Garden Co. (The) Class A                       2,781  168,306
    Marcus Corp.                                                    300    4,308
    Marine Products Corp.                                           700    6,559
#*  MarineMax, Inc.                                                 700   10,311
    Marriott International, Inc. Class A                          7,025  316,687
*   Marriott Vacations Worldwide Corp.                              496   24,840
*   Martha Stewart Living Omnimedia Class A                         700    1,792
    Mattel, Inc.                                                  4,087  181,340
    Matthews International Corp. Class A                            400   16,240
#*  McClatchy Co. (The) Class A                                   2,425    6,839
    McDonald's Corp.                                              4,200  405,384
    MDC Holdings, Inc.                                              618   18,039
#*  Media General, Inc. Class A                                     600    8,748
    Men's Wearhouse, Inc. (The)                                   2,900  122,670
#   Meredith Corp.                                                1,642   84,235
*   Meritage Homes Corp.                                          1,400   63,546
#*  MGM Resorts International                                    21,410  407,646
*   Michael Kors Holdings, Ltd.                                   1,711  131,661
*   Mohawk Industries, Inc.                                       3,800  503,196
#   Monro Muffler Brake, Inc.                                     1,075   49,450
#   Morningstar, Inc.                                             1,663  133,522
*   Motorcar Parts of America, Inc.                                 440    6,019
#   Movado Group, Inc.                                              805   37,537
*   Murphy USA, Inc.                                              1,546   62,737
    NACCO Industries, Inc. Class A                                  300   17,091
#*  Nathan's Famous, Inc.                                           200   10,264
    National CineMedia, Inc.                                      2,017   35,338
*   Nautilus, Inc.                                                  913    7,267
*   Netflix, Inc.                                                   600  193,488
*   New York & Co., Inc.                                          1,300    6,656
#   New York Times Co. (The) Class A                              6,900   95,427
    Newell Rubbermaid, Inc.                                       5,578  165,276
*   News Corp. Class A                                            7,731  136,066
*   News Corp. Class B                                            2,175   38,998
    Nexstar Broadcasting Group, Inc. Class A                      1,069   47,453
    NIKE, Inc. Class B                                           10,988  832,451
#   Nordstrom, Inc.                                               2,800  169,316
    Nutrisystem, Inc.                                               400    7,520

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
*   NVR, Inc.                                                       200 $183,464
*   O'Reilly Automotive, Inc.                                     1,133  140,277
*   Office Depot, Inc.                                           17,901  100,067
    OfficeMax, Inc.                                               2,301   34,469
    Omnicom Group, Inc.                                           3,867  263,381
*   Orbitz Worldwide, Inc.                                        1,593   14,719
*   Orient-Express Hotels, Ltd. Class A                           1,409   18,754
#*  Outerwall, Inc.                                               1,100   71,478
*   Overstock.com, Inc.                                             299    7,006
    Oxford Industries, Inc.                                         800   57,416
*   Pacific Sunwear of California, Inc.                           1,600    4,304
*   Panera Bread Co. Class A                                        200   31,584
    Papa John's International, Inc.                                 447   33,825
*   Penn National Gaming, Inc.                                    1,320   77,233
    Penske Automotive Group, Inc.                                 3,300  130,746
*   Pep Boys-Manny Moe & Jack (The)                               1,600   20,704
    Perry Ellis International, Inc.                                 600   11,406
#   PetMed Express, Inc.                                            500    7,420
#   PetSmart, Inc.                                                1,100   80,036
    Pier 1 Imports, Inc.                                          3,100   64,728
#   Polaris Industries, Inc.                                      1,192  156,092
    Pool Corp.                                                      800   43,504
*   priceline.com, Inc.                                             300  316,149
    PulteGroup, Inc.                                              7,069  124,768
    PVH Corp.                                                     4,166  518,959
#*  Quiksilver, Inc.                                              6,800   56,576
#*  Radio One, Inc. Class D                                         897    2,691
#*  RadioShack Corp.                                              1,955    5,494
    Ralph Lauren Corp.                                              500   82,820
*   Red Lion Hotels Corp.                                           171    1,029
*   Red Robin Gourmet Burgers, Inc.                                 500   38,090
#   Regal Entertainment Group Class A                             4,994   94,936
#   Regis Corp.                                                     798   11,571
    Rent-A-Center, Inc.                                           2,336   79,985
*   Rentrak Corp.                                                   200    7,498
    RG Barry Corp.                                                  400    7,632
    Ross Stores, Inc.                                             1,000   77,350
    Royal Caribbean Cruises, Ltd.                                 3,048  128,138
*   Ruby Tuesday, Inc.                                            1,112    6,594
    Ruth's Hospitality Group, Inc.                                1,400   17,066
#   Ryland Group, Inc. (The)                                      1,600   64,320
    Saga Communications, Inc. Class A                               133    6,332
*   Saks, Inc.                                                    5,700   91,143
    Salem Communications Corp. Class A                              400    3,304
*   Sally Beauty Holdings, Inc.                                   3,806  100,174
#   Scholastic Corp.                                                800   22,952
*   Scientific Games Corp. Class A                                1,408   25,738
    Scripps Networks Interactive, Inc. Class A                    1,500  120,750
#*  Sears Holdings Corp.                                          3,684  213,967
*   Select Comfort Corp.                                            800   14,656
    Service Corp. International/US                                3,943   71,013
*   SHFL Entertainment, Inc.                                        750   17,385

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
    Shiloh Industries, Inc.                                         200 $    3,284
    Shoe Carnival, Inc.                                             870     22,611
*   Shutterfly, Inc.                                              1,200     58,968
    Signet Jewelers, Ltd.                                         2,511    187,471
    Sinclair Broadcast Group, Inc. Class A                        1,200     38,472
    Sirius XM Radio, Inc.                                        36,864    138,977
    Six Flags Entertainment Corp.                                 3,240    121,856
*   Skechers U.S.A., Inc. Class A                                 1,833     53,414
*   Skullcandy, Inc.                                                764      4,798
#*  Skyline Corp.                                                   100        437
    Sonic Automotive, Inc. Class A                                1,500     33,420
*   Sonic Corp.                                                   1,000     19,300
    Sotheby's                                                       620     32,178
#   Stage Stores, Inc.                                              891     18,399
#   Standard Motor Products, Inc.                                   900     32,544
#*  Standard Pacific Corp.                                        7,538     59,776
*   Stanley Furniture Co., Inc.                                     264      1,027
    Staples, Inc.                                                26,269    423,456
    Starbucks Corp.                                               9,600    778,080
    Starwood Hotels & Resorts Worldwide, Inc.                     2,955    217,547
*   Starz Class A                                                 4,635    139,745
*   Starz Class B                                                    17        514
    Stein Mart, Inc.                                              1,256     18,551
*   Steiner Leisure, Ltd.                                           252     14,117
*   Steven Madden, Ltd.                                           2,854    104,666
    Stewart Enterprises, Inc. Class A                               949     12,536
*   Stoneridge, Inc.                                                400      5,104
#   Strayer Education, Inc.                                         203      8,025
#   Sturm Ruger & Co., Inc.                                         489     31,986
    Systemax, Inc.                                                  600      5,700
    Target Corp.                                                  6,900    447,051
#*  Tempur Sealy International, Inc.                              1,100     42,185
*   Tenneco, Inc.                                                   400     21,228
#*  Tesla Motors, Inc.                                            1,700    271,898
    Texas Roadhouse, Inc.                                         2,219     60,845
    Thor Industries, Inc.                                         1,400     81,214
    Tiffany & Co.                                                 3,178    251,602
    Time Warner Cable, Inc.                                       3,936    472,910
    Time Warner, Inc.                                            22,360  1,537,026
    TJX Cos., Inc.                                                9,000    547,110
*   Toll Brothers, Inc.                                           3,000     98,640
    Town Sports International Holdings, Inc.                        600      7,752
    Tractor Supply Co.                                            2,400    171,240
    Trans World Entertainment Corp.                               1,000      4,330
*   TripAdvisor, Inc.                                             1,600    132,336
*   TRW Automotive Holdings Corp.                                 2,840    213,312
#*  Tuesday Morning Corp.                                         1,000     14,150
#   Tupperware Brands Corp.                                       2,350    210,678
    Twenty-First Century Fox, Inc. Class A                       30,924  1,053,890
    Twenty-First Century Fox, Inc. Class B                        8,700    295,800
*   Ulta Salon Cosmetics & Fragrance, Inc.                          900    115,965
#*  Under Armour, Inc. Class A                                    1,400    113,610

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Discretionary -- (Continued)
#*  Unifi, Inc.                                                     690 $    16,829
*   Universal Electronics, Inc.                                     755      29,377
#*  UQM Technologies, Inc.                                          252         391
*   Urban Outfitters, Inc.                                          700      26,516
*   US Auto Parts Network, Inc.                                     600       1,068
#   Vail Resorts, Inc.                                              575      40,509
#   Valassis Communications, Inc.                                 1,566      42,846
*   Valuevision Media, Inc. Class A                                 500       2,670
#*  Vera Bradley, Inc.                                              856      18,960
    VF Corp.                                                      1,464     314,760
    Viacom, Inc. Class A                                            400      33,420
    Viacom, Inc. Class B                                          5,161     429,860
*   Visteon Corp.                                                   129       9,945
*   Vitamin Shoppe, Inc.                                            676      31,711
#*  VOXX International Corp.                                        518       8,034
    Walt Disney Co. (The)                                        23,614   1,619,684
#   Washington Post Co. (The) Class B                               200     128,664
    Weight Watchers International, Inc.                           1,686      54,137
    Wendy's Co. (The)                                            11,815     102,672
*   West Marine, Inc.                                               591       7,216
*   Wet Seal, Inc. (The) Class A                                  3,500      11,585
    Whirlpool Corp.                                               3,000     438,030
    Williams-Sonoma, Inc.                                         4,117     215,896
*   Winnebago Industries, Inc.                                      398      11,805
    Wolverine World Wide, Inc.                                    1,500      86,610
    World Wrestling Entertainment, Inc. Class A                   1,025      13,274
    Wyndham Worldwide Corp.                                       3,300     219,120
    Yum! Brands, Inc.                                             2,287     154,647
*   Zale Corp.                                                      300       4,689
#*  Zumiez, Inc.                                                  1,100      32,604
                                                                        -----------
Total Consumer Discretionary                                             44,057,286
                                                                        -----------
Consumer Staples -- (6.8%)
    Alico, Inc.                                                     229       9,151
    Altria Group, Inc.                                           17,100     636,633
    Andersons, Inc. (The)                                           545      40,428
    Archer-Daniels-Midland Co.                                    7,539     308,345
    Avon Products, Inc.                                           8,406     147,105
    B&G Foods, Inc.                                               1,781      60,287
    Beam, Inc.                                                    3,764     253,317
*   Boston Beer Co., Inc. (The) Class A                             200      45,918
#*  Boulder Brands, Inc.                                          1,367      22,405
    Brown-Forman Corp. Class B                                    1,950     142,311
    Cal-Maine Foods, Inc.                                           300      15,219
    Calavo Growers, Inc.                                            140       4,157
#   Campbell Soup Co.                                             6,013     255,973
    Casey's General Stores, Inc.                                    800      58,304
*   Central Garden and Pet Co.                                      300       2,277
*   Central Garden and Pet Co. Class A                              500       3,680
*   Chefs' Warehouse, Inc. (The)                                    407       9,752
#*  Chiquita Brands International, Inc.                           1,200      12,420
    Church & Dwight Co., Inc.                                     2,600     169,390

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Staples -- (Continued)
#   Clorox Co. (The)                                              2,648 $  238,823
#   Coca-Cola Bottling Co. Consolidated                             130      8,232
    Coca-Cola Co. (The)                                          30,130  1,192,244
    Coca-Cola Enterprises, Inc.                                   7,928    330,835
    Colgate-Palmolive Co.                                        11,748    760,448
    ConAgra Foods, Inc.                                           7,264    231,068
*   Constellation Brands, Inc. Class A                            5,918    386,445
    Costco Wholesale Corp.                                        7,202    849,836
*   Craft Brew Alliance, Inc.                                       500      8,110
#*  Crimson Wine Group, Ltd.                                        265      2,319
    CVS Caremark Corp.                                           27,329  1,701,504
*   Dean Foods Co.                                                4,921     95,959
*   Dole Food Co., Inc.                                           1,404     19,024
    Dr Pepper Snapple Group, Inc.                                 3,600    170,460
#*  Elizabeth Arden, Inc.                                           900     32,571
    Energizer Holdings, Inc.                                      1,828    179,345
    Estee Lauder Cos., Inc. (The) Class A                         3,800    269,648
    Flowers Foods, Inc.                                           7,920    200,693
    Fresh Del Monte Produce, Inc.                                 1,337     35,551
*   Fresh Market, Inc. (The)                                        935     47,601
    General Mills, Inc.                                           7,297    367,915
#*  Green Mountain Coffee Roasters, Inc.                          3,350    210,413
*   Hain Celestial Group, Inc. (The)                              1,127     93,800
    Harris Teeter Supermarkets, Inc.                              1,676     82,660
#   Herbalife, Ltd.                                               1,000     64,820
    Hershey Co. (The)                                               500     49,620
    Hillshire Brands Co.                                          2,894     95,010
    Hormel Foods Corp.                                            4,198    182,445
    Ingles Markets, Inc. Class A                                    687     17,731
    Ingredion, Inc.                                               1,360     89,434
    Inter Parfums, Inc.                                             866     30,449
    J&J Snack Foods Corp.                                           400     34,228
    JM Smucker Co. (The)                                          3,279    364,658
    John B Sanfilippo & Son, Inc.                                    84      2,065
    Kellogg Co.                                                   3,200    202,400
    Kimberly-Clark Corp.                                          2,920    315,360
    Kraft Foods Group, Inc.                                       7,461    405,729
    Kroger Co. (The)                                              6,508    278,803
    Lancaster Colony Corp.                                          337     27,968
    Lorillard, Inc.                                               2,435    124,209
*   Mannatech, Inc.                                                  15        354
    McCormick & Co., Inc.                                         2,576    178,130
    Mead Johnson Nutrition Co.                                      636     51,936
#*  Medifast, Inc.                                                  500     11,655
    Molson Coors Brewing Co. Class B                              4,789    258,606
    Mondelez International, Inc. Class A                         25,986    874,169
*   Monster Beverage Corp.                                        2,009    114,975
    Nash Finch Co.                                                  122      3,423
    National Beverage Corp.                                         800     14,648
    Nu Skin Enterprises, Inc. Class A                               600     70,158
    Oil-Dri Corp. of America                                        202      7,169
*   Pantry, Inc. (The)                                              441      5,905

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Staples -- (Continued)
    PepsiCo, Inc.                                                16,635 $ 1,398,837
    Philip Morris International, Inc.                            11,407   1,016,592
*   Pilgrim's Pride Corp.                                         3,106      44,012
*   Post Holdings, Inc.                                           1,218      52,313
*   Prestige Brands Holdings, Inc.                                1,900      59,337
#   Pricesmart, Inc.                                                246      27,992
    Procter & Gamble Co. (The)                                   27,571   2,226,358
#   Reliv International, Inc.                                       400       1,012
*   Revlon, Inc. Class A                                          1,321      31,374
    Reynolds American, Inc.                                       5,600     287,672
*   Rite Aid Corp.                                               11,227      59,840
    Safeway, Inc.                                                10,882     379,782
    Sanderson Farms, Inc.                                           500      31,605
*   Seneca Foods Corp. Class A                                      129       3,782
    Snyders-Lance, Inc.                                           2,204      66,098
#   Spartan Stores, Inc.                                            564      13,271
    Spectrum Brands Holdings, Inc.                                2,061     135,861
#*  Susser Holdings Corp.                                           653      35,811
#   Sysco Corp.                                                   6,009     194,331
#   Tootsie Roll Industries, Inc.                                 1,309      41,888
*   TreeHouse Foods, Inc.                                           964      70,623
*   United Natural Foods, Inc.                                      911      65,091
*   USANA Health Sciences, Inc.                                     400      27,292
    Wal-Mart Stores, Inc.                                         6,304     483,832
    Walgreen Co.                                                 14,338     849,383
    WD-40 Co.                                                       400      28,996
#   Weis Markets, Inc.                                              606      31,009
*   WhiteWave Foods Co. Class A                                   6,094     121,941
    Whole Foods Market, Inc.                                      7,000     441,910
                                                                        -----------
Total Consumer Staples                                                   21,816,478
                                                                        -----------
Energy -- (9.9%)
    Adams Resources & Energy, Inc.                                  200      10,354
    Alon USA Energy, Inc.                                         2,719      32,846
#*  Alpha Natural Resources, Inc.                                11,598      81,186
    Anadarko Petroleum Corp.                                      6,803     648,258
    Apache Corp.                                                  5,512     489,466
#*  Approach Resources, Inc.                                      1,205      33,921
#   Arch Coal, Inc.                                              12,669      53,717
*   Atwood Oceanics, Inc.                                         3,461     183,883
    Baker Hughes, Inc.                                            8,936     519,092
#*  Basic Energy Services, Inc.                                   1,715      25,159
    Berry Petroleum Co. Class A                                   2,100     100,275
#*  Bill Barrett Corp.                                            2,201      60,902
    Bolt Technology Corp.                                           200       3,578
#*  Bonanza Creek Energy, Inc.                                      752      38,006
#*  BPZ Resources, Inc.                                           3,512       7,059
    Bristow Group, Inc.                                           1,857     149,433
#*  C&J Energy Services, Inc.                                     2,419      55,734
    Cabot Oil & Gas Corp.                                        10,800     381,456
#*  Cal Dive International, Inc.                                  2,777       5,471
*   Callon Petroleum Co.                                          1,690      11,543

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
*   Cameron International Corp.                                   3,374 $  185,098
#   CARBO Ceramics, Inc.                                            700     87,738
#*  Carrizo Oil & Gas, Inc.                                       2,023     88,688
*   Cheniere Energy, Inc.                                         4,199    167,120
    Chesapeake Energy Corp.                                      18,304    511,780
    Chevron Corp.                                                19,201  2,303,352
    Cimarex Energy Co.                                            2,658    280,020
*   Clayton Williams Energy, Inc.                                   300     23,349
#*  Clean Energy Fuels Corp.                                      2,990     34,056
*   Cloud Peak Energy, Inc.                                       2,566     40,055
*   Cobalt International Energy, Inc.                             4,850    112,568
#   Comstock Resources, Inc.                                      2,145     36,701
*   Concho Resources, Inc.                                        3,500    387,135
    ConocoPhillips                                               15,515  1,137,249
#   CONSOL Energy, Inc.                                           6,139    224,073
    Contango Oil & Gas Co.                                          759     32,529
#*  Continental Resources, Inc.                                   1,100    125,290
    Core Laboratories NV                                            600    112,332
    Crosstex Energy, Inc.                                         2,100     64,449
*   Dawson Geophysical Co.                                          300      8,772
#   Delek US Holdings, Inc.                                       2,589     66,149
*   Denbury Resources, Inc.                                      13,018    247,212
    Devon Energy Corp.                                            6,504    411,183
#   DHT Holdings, Inc.                                              612      3,140
#   Diamond Offshore Drilling, Inc.                               3,884    240,536
*   Double Eagle Petroleum Co.                                      400      1,112
*   Dresser-Rand Group, Inc.                                      2,700    164,079
*   Dril-Quip, Inc.                                               1,320    154,994
#*  Endeavour International Corp.                                 1,675      9,950
    Energen Corp.                                                 2,564    200,812
#   Energy XXI Bermuda, Ltd.                                      3,420     99,385
*   ENGlobal Corp.                                                  600        660
    EOG Resources, Inc.                                           4,564    814,218
*   EPL Oil & Gas, Inc.                                           1,850     58,978
    EQT Corp.                                                     2,610    223,442
*   Era Group, Inc.                                                 900     28,440
*   Evolution Petroleum Corp.                                       400      4,824
#*  Exterran Holdings, Inc.                                       3,388     96,727
    Exxon Mobil Corp.                                            37,767  3,384,679
*   FMC Technologies, Inc.                                        3,900    197,145
*   Gastar Exploration, Ltd.                                      2,370     10,238
*   Geospace Technologies Corp.                                     400     38,968
#*  Global Geophysical Services, Inc.                             1,335      3,191
*   Goodrich Petroleum Corp.                                        370      8,654
    Green Plains Renewable Energy, Inc.                           1,300     20,969
*   Gulf Coast Ultra Deep Royalty Trust                           6,415     15,524
    Gulf Island Fabrication, Inc.                                   600     15,132
    Gulfmark Offshore, Inc. Class A                               1,300     64,714
*   Gulfport Energy Corp.                                         2,960    173,722
#*  Halcon Resources Corp.                                        1,890      9,790
    Halliburton Co.                                              10,157    538,626
#*  Harvest Natural Resources, Inc.                               1,569      7,845

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
*   Helix Energy Solutions Group, Inc.                            5,415 $  128,119
#   Helmerich & Payne, Inc.                                       3,900    302,445
*   Hercules Offshore, Inc.                                       7,529     51,197
    Hess Corp.                                                    4,571    371,165
*   HKN, Inc.                                                         8        596
    HollyFrontier Corp.                                           5,693    262,220
*   Hornbeck Offshore Services, Inc.                              1,690     93,406
*   Houston American Energy Corp.                                   397        103
#*  ION Geophysical Corp.                                         7,078     32,842
#*  James River Coal Co.                                          1,300      2,496
#*  Key Energy Services, Inc.                                     4,827     37,747
    Kinder Morgan, Inc.                                          13,384    472,589
*   Kodiak Oil & Gas Corp.                                        9,416    122,126
*   Kosmos Energy, Ltd.                                           1,756     18,719
*   Laredo Petroleum Holdings, Inc.                               3,379    107,351
#*  Lone Pine Resources, Inc.                                     1,260         29
#*  Magnum Hunter Resources Corp.                                 3,583     25,547
    Marathon Oil Corp.                                           11,243    396,428
    Marathon Petroleum Corp.                                      5,587    400,364
*   Matrix Service Co.                                            1,260     26,195
#*  McDermott International, Inc.                                 8,851     62,577
#*  Miller Energy Resources, Inc.                                   372      2,515
*   Mitcham Industries, Inc.                                        226      3,761
    Murphy Oil Corp.                                              6,186    373,140
    Nabors Industries, Ltd.                                      12,842    224,478
    National Oilwell Varco, Inc.                                  5,192    421,487
*   Natural Gas Services Group, Inc.                                400     11,196
*   Newfield Exploration Co.                                      7,554    230,019
*   Newpark Resources, Inc.                                       4,042     51,535
    Noble Corp.                                                  11,683    440,449
    Noble Energy, Inc.                                            4,844    362,961
#   Nordic American Tankers, Ltd.                                    60        490
#*  Northern Oil and Gas, Inc.                                    2,405     39,514
#*  Nuverra Environmental Solutions, Inc.                        11,351     27,696
*   Oasis Petroleum, Inc.                                         3,585    190,901
    Occidental Petroleum Corp.                                   10,871  1,044,486
    Oceaneering International, Inc.                               3,400    291,992
*   Oil States International, Inc.                                2,418    262,667
    Panhandle Oil and Gas, Inc. Class A                             200      6,714
*   Parker Drilling Co.                                           5,444     39,197
    Patterson-UTI Energy, Inc.                                    6,286    152,498
*   PDC Energy, Inc.                                              1,658    112,429
    Peabody Energy Corp.                                          8,164    159,035
*   Penn Virginia Corp.                                           4,203     35,768
*   PetroQuest Energy, Inc.                                       2,500     11,800
*   PHI, Inc.                                                       505     20,109
    Phillips 66                                                   8,162    525,878
*   Pioneer Energy Services Corp.                                 3,078     25,855
    Pioneer Natural Resources Co.                                 3,009    616,183
    QEP Resources, Inc.                                           6,074    200,806
    Range Resources Corp.                                         2,900    219,559
#   Rentech, Inc.                                                 6,215     10,628

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Energy -- (Continued)
*   Rex Energy Corp.                                              2,322 $    49,923
*   RigNet, Inc.                                                    471      17,361
*   Rosetta Resources, Inc.                                       1,900     113,886
*   Rowan Cos. P.L.C. Class A                                     5,087     183,539
#   RPC, Inc.                                                     5,625     103,162
#*  SandRidge Energy, Inc.                                       19,866     125,950
    Schlumberger, Ltd.                                           21,117   1,979,085
    SEACOR Holdings, Inc.                                           900      88,020
    SemGroup Corp. Class A                                        1,695     102,361
    Ship Finance International, Ltd.                              2,989      49,468
    SM Energy Co.                                                 2,978     263,881
*   Southwestern Energy Co.                                       7,654     284,882
    Spectra Energy Corp.                                          7,100     252,547
*   Steel Excel, Inc.                                               300       8,325
*   Stone Energy Corp.                                            1,800      62,748
*   Superior Energy Services, Inc.                                7,836     210,240
#*  Swift Energy Co.                                                900      12,348
*   Synergy Resources Corp.                                         974      10,091
    Targa Resources Corp.                                           987      76,552
#   Teekay Corp.                                                  4,093     177,759
    Tesoro Corp.                                                  1,000      48,890
#*  TETRA Technologies, Inc.                                      3,259      42,269
    TGC Industries, Inc.                                            694       5,115
    Tidewater, Inc.                                               2,293     138,084
#   Transocean, Ltd.                                              7,118     335,044
*   Triangle Petroleum Corp.                                      1,612      17,039
#*  Ultra Petroleum Corp.                                         5,812     106,708
*   Unit Corp.                                                    2,369     121,790
#*  Uranium Energy Corp.                                            455         801
#*  USEC, Inc.                                                       90         725
#*  Vaalco Energy, Inc.                                           2,200      11,594
    Valero Energy Corp.                                           1,749      72,006
#   W&T Offshore, Inc.                                            3,407      65,040
*   Warren Resources, Inc.                                        2,562       8,019
#*  Weatherford International, Ltd.                              28,038     460,945
#   Western Refining, Inc.                                        3,300     106,491
*   Westmoreland Coal Co.                                           400       5,684
*   Whiting Petroleum Corp.                                       4,201     281,005
*   Willbros Group, Inc.                                          2,838      27,699
    Williams Cos., Inc. (The)                                     6,400     228,544
#   World Fuel Services Corp.                                     4,212     160,688
#*  WPX Energy, Inc.                                              6,253     138,441
                                                                        -----------
Total Energy                                                             31,753,487
                                                                        -----------
Financials -- (15.2%)
    1st Source Corp.                                                589      18,483
    1st United Bancorp Inc/Boca Raton                               188       1,436
    ACE, Ltd.                                                     5,521     526,924
*   Affiliated Managers Group, Inc.                                 600     118,464
    Aflac, Inc.                                                   5,500     357,390
*   Alexander & Baldwin, Inc.                                     1,818      67,266
*   Alleghany Corp.                                                 608     246,495

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Allied World Assurance Co. Holdings AG                           822 $   89,014
    Allstate Corp. (The)                                           9,275    492,131
*   Altisource Asset Management Corp.                                 50     31,984
*   Altisource Portfolio Solutions SA                                500     78,640
    Altisource Residential Corp.                                     166      4,411
*   American Capital, Ltd.                                         8,118    113,733
#   American Equity Investment Life Holding Co.                    2,258     47,057
    American Express Co.                                           9,376    766,957
    American Financial Group, Inc.                                 3,769    212,044
    American International Group, Inc.                             7,375    380,919
    American National Insurance Co.                                  600     60,642
    Ameriprise Financial, Inc.                                     2,606    262,007
*   Ameris Bancorp                                                   460      8,418
    AMERISAFE, Inc.                                                  720     27,720
#   Amtrust Financial Services, Inc.                               3,027    116,116
    Aon P.L.C.                                                     2,773    219,317
*   Arch Capital Group, Ltd.                                       4,136    239,723
    Argo Group International Holdings, Ltd.                          500     20,990
    Arrow Financial Corp.                                            532     13,731
    Arthur J Gallagher & Co.                                       2,500    118,625
    Aspen Insurance Holdings, Ltd.                                 2,133     83,208
    Associated Banc-Corp.                                          3,427     55,723
    Assurant, Inc.                                                 2,700    157,896
    Assured Guaranty, Ltd.                                         5,469    112,114
    Asta Funding, Inc.                                               300      2,574
#   Astoria Financial Corp.                                        4,005     52,906
*   Atlantic Coast Financial Corp.                                    39        152
#*  Atlanticus Holdings Corp.                                        202        705
*   AV Homes, Inc.                                                    93      1,776
    Axis Capital Holdings, Ltd.                                    3,885    184,227
    Baldwin & Lyons, Inc. Class B                                    322      8,800
    Banc of California, Inc.                                         350      4,938
#   Bancfirst Corp.                                                  614     34,120
*   Bancorp, Inc.                                                    911     14,731
#   BancorpSouth, Inc.                                             3,266     72,179
    Bank Mutual Corp.                                              1,600     10,176
    Bank of America Corp.                                        200,476  2,798,645
#   Bank of Hawaii Corp.                                           1,445     83,781
#   Bank of Montreal                                                 282     19,655
    Bank of New York Mellon Corp. (The)                           19,117    607,921
    Bank of the Ozarks, Inc.                                       1,026     50,766
    BankFinancial Corp.                                              500      4,645
    BankUnited, Inc.                                               3,130     96,310
    Banner Corp.                                                     661     25,290
    BB&T Corp.                                                     7,705    261,739
    BBCN Bancorp, Inc.                                             2,952     43,778
#*  BBX Capital Corp. Class A                                        166      2,190
*   Beneficial Mutual Bancorp, Inc.                                2,921     28,480
    Berkshire Hills Bancorp, Inc.                                    517     13,116
    BGC Partners, Inc. Class A                                     4,003     21,296
    BlackRock, Inc.                                                1,345    404,589
*   BofI Holding, Inc.                                               540     32,627

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    BOK Financial Corp.                                             695 $   42,555
    Boston Private Financial Holdings, Inc.                       2,818     32,097
#   Brookline Bancorp, Inc.                                       2,477     21,971
    Brown & Brown, Inc.                                           3,900    124,527
    Bryn Mawr Bank Corp.                                            239      6,659
    Calamos Asset Management, Inc. Class A                          500      4,910
    Camden National Corp.                                           200      8,070
*   Capital Bank Financial Corp. Class A                             25        555
*   Capital City Bank Group, Inc.                                   200      2,460
    Capital One Financial Corp.                                   9,044    621,051
    CapitalSource, Inc.                                           8,560    111,965
    Capitol Federal Financial, Inc.                               6,023     76,311
    Cardinal Financial Corp.                                      1,000     16,500
#   Cash America International, Inc.                              1,200     47,340
    Cathay General Bancorp                                        2,951     72,683
    CBOE Holdings, Inc.                                           1,665     80,752
*   CBRE Group, Inc. Class A                                      5,174    120,192
    Center Bancorp, Inc.                                            336      5,027
    Centerstate Banks, Inc.                                         500      4,930
#   Central Pacific Financial Corp.                               1,019     18,770
    Charles Schwab Corp. (The)                                    9,809    222,174
    Chemical Financial Corp.                                        706     20,679
    Chubb Corp. (The)                                             3,820    351,746
    Cincinnati Financial Corp.                                    4,312    215,600
*   CIT Group, Inc.                                               6,003    289,104
    Citigroup, Inc.                                              69,150  3,373,137
#*  Citizens, Inc.                                                1,605     13,482
#   City Holding Co.                                                600     27,300
    City National Corp.                                             800     57,688
    Clifton Savings Bancorp, Inc.                                   307      3,877
    CME Group, Inc.                                               1,800    133,578
    CNA Financial Corp.                                           2,800    113,652
    CNB Financial Corp.                                             200      4,002
    CNO Financial Group, Inc.                                     7,390    115,136
    CoBiz Financial, Inc.                                           800      8,680
#   Cohen & Steers, Inc.                                            402     15,421
    Columbia Banking System, Inc.                                 1,879     48,272
    Comerica, Inc.                                                6,293    272,487
    Commerce Bancshares, Inc.                                     3,443    158,412
#   Community Bank System, Inc.                                   1,480     53,739
    Community Trust Bancorp, Inc.                                   504     21,465
*   Cowen Group, Inc. Class A                                       828      3,287
    Crawford & Co. Class A                                           53        441
    Crawford & Co. Class B                                          686      7,539
*   Credit Acceptance Corp.                                         757     89,553
#   Cullen/Frost Bankers, Inc.                                    1,141     80,771
#   CVB Financial Corp.                                           3,700     53,798
*   DFC Global Corp.                                              1,315     15,911
    Dime Community Bancshares, Inc.                               1,300     21,268
    Discover Financial Services                                   3,053    158,390
    Donegal Group, Inc. Class A                                     642     10,176
#*  E*TRADE Financial Corp.                                       4,100     69,331

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
    East West Bancorp, Inc.                                      5,018  $169,056
    Eastern Insurance Holdings, Inc.                               200     4,888
    Eaton Vance Corp.                                            1,500    62,715
*   eHealth, Inc.                                                  500    21,310
    EMC Insurance Group, Inc.                                      430    14,637
    Employers Holdings, Inc.                                     1,000    30,070
#*  Encore Capital Group, Inc.                                   1,364    66,631
    Endurance Specialty Holdings, Ltd.                           1,812   100,185
#*  Enstar Group, Ltd.                                             500    67,965
    Enterprise Financial Services Corp.                            430     7,753
    Erie Indemnity Co. Class A                                     735    52,788
    ESSA Bancorp, Inc.                                             400     4,384
    Evercore Partners, Inc. Class A                                800    40,376
    Everest Re Group, Ltd.                                       1,300   199,862
*   Ezcorp, Inc. Class A                                         1,020    16,045
    FBL Financial Group, Inc. Class A                              800    35,792
    Federal Agricultural Mortgage Corp. Class C                    301    10,743
#   Federated Investors, Inc. Class B                            1,300    35,256
    Federated National Holding Co. Class C                         200     2,050
    Fidelity National Financial, Inc. Class A                    4,800   135,120
    Fifth Third Bancorp                                          8,123   154,581
    Financial Institutions, Inc.                                   300     7,101
*   First Acceptance Corp.                                       1,000     1,700
    First American Financial Corp.                               3,984   103,026
*   First BanCorp                                                5,979    33,183
    First Bancorp                                                  600     8,988
    First Busey Corp.                                            2,827    14,616
*   First Cash Financial Services, Inc.                            757    45,791
    First Commonwealth Financial Corp.                           4,114    35,751
    First Community Bancshares, Inc.                               500     8,345
    First Defiance Financial Corp.                                 222     5,732
    First Financial Bancorp                                      1,807    28,045
#   First Financial Bankshares, Inc.                               950    58,434
    First Financial Corp.                                          422    14,576
    First Financial Holdings, Inc.                                 732    43,869
#   First Financial Northwest, Inc.                                400     4,336
    First Interstate Bancsystem, Inc.                              286     7,181
    First Merchants Corp.                                          466     8,761
    First Midwest Bancorp, Inc.                                  2,533    42,124
    First Niagara Financial Group, Inc.                          6,394    70,526
*   First Place Financial Corp.                                    400         1
    First Republic Bank                                          4,299   219,550
*   First South Bancorp, Inc.                                      200     1,352
    FirstMerit Corp.                                             4,644   104,304
*   Flagstar Bancorp, Inc.                                         804    13,033
    Flushing Financial Corp.                                       799    16,052
    FNB Corp.                                                    5,192    64,952
*   Forest City Enterprises, Inc. Class A                        6,068   122,938
*   Forestar Group, Inc.                                           800    17,864
    Fox Chase Bancorp, Inc.                                        147     2,539
    Franklin Resources, Inc.                                     4,500   242,370
    Fulton Financial Corp.                                       7,551    92,198

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    FXCM, Inc. Class A                                              316 $    5,179
    GAMCO Investors, Inc. Class A                                   100      7,151
*   Genworth Financial, Inc. Class A                             23,205    337,169
    German American Bancorp, Inc.                                   254      6,904
    GFI Group, Inc.                                               2,588      8,980
    Glacier Bancorp, Inc.                                         2,610     72,114
#*  Gleacher & Co., Inc.                                             52        685
*   Global Indemnity P.L.C.                                         450     11,083
    Goldman Sachs Group, Inc. (The)                               6,831  1,098,835
#   Great Southern Bancorp, Inc.                                    300      8,424
*   Green Dot Corp. Class A                                         747     16,031
    Greenhill & Co., Inc.                                           779     39,963
*   Greenlight Capital Re, Ltd. Class A                           1,100     33,869
    Guaranty Bancorp                                                120      1,620
*   Hallmark Financial Services, Inc.                               500      4,255
#   Hampden Bancorp, Inc.                                           100      1,720
    Hancock Holding Co.                                           1,429     46,843
    Hanmi Financial Corp.                                         1,188     20,766
    Hanover Insurance Group, Inc. (The)                           1,839    107,655
*   Harris & Harris Group, Inc.                                   1,200      3,756
    Hartford Financial Services Group, Inc.                      17,108    576,540
    HCC Insurance Holdings, Inc.                                  2,826    129,007
#   HCI Group, Inc.                                                 300     13,182
    Heartland Financial USA, Inc.                                   435     11,523
    Heritage Commerce Corp.                                         441      3,435
    Heritage Financial Group, Inc.                                  167      2,869
    HFF, Inc. Class A                                             1,233     30,270
*   Hilltop Holdings, Inc.                                        2,526     43,801
*   Home Bancorp, Inc.                                              196      3,561
#   Home BancShares, Inc.                                         2,076     70,335
    Home Federal Bancorp, Inc.                                      290      4,521
    Horace Mann Educators Corp.                                   1,341     37,146
*   Howard Hughes Corp. (The)                                       683     79,945
    Hudson Valley Holding Corp.                                     261      4,826
    Huntington Bancshares, Inc.                                   9,647     84,894
    Iberiabank Corp.                                              1,126     65,792
*   ICG Group, Inc.                                               1,306     21,301
    Independence Holding Co.                                        330      4,528
#   Independent Bank Corp.                                          700     25,116
    Interactive Brokers Group, Inc. Class A                       1,595     32,905
#*  IntercontinentalExchange, Inc.                                1,900    366,187
    International Bancshares Corp.                                2,616     59,776
#*  INTL. FCStone, Inc.                                             459      9,391
    Invesco, Ltd.                                                13,515    456,131
*   Investment Technology Group, Inc.                             1,000     16,020
    Investors Bancorp, Inc.                                       3,967     94,058
#   Janus Capital Group, Inc.                                     7,729     76,285
    JMP Group, Inc.                                                 400      2,564
    Jones Lang LaSalle, Inc.                                      1,600    152,320
    JPMorgan Chase & Co.                                         62,359  3,213,983
*   KCG Holdings, Inc. Class A                                      208      1,818
#*  Kearny Financial Corp.                                          900      9,450

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
    Kemper Corp.                                                  2,152 $ 79,667
    Kennedy-Wilson Holdings, Inc.                                 2,041   40,902
    KeyCorp                                                      23,198  290,671
#   Lakeland Bancorp, Inc.                                        1,417   16,154
    Lakeland Financial Corp.                                        500   17,795
    Lazard, Ltd. Class A                                          1,883   72,778
#   Legg Mason, Inc.                                              8,127  312,646
    Leucadia National Corp.                                       8,251  233,833
    Life Partners Holdings, Inc.                                    312      630
    Lincoln National Corp.                                        4,700  213,427
    Loews Corp.                                                     300   14,493
    LPL Financial Holdings, Inc.                                  1,825   74,350
    M&T Bank Corp.                                                3,175  357,283
    Maiden Holdings, Ltd.                                         1,756   19,228
    MainSource Financial Group, Inc.                                700   11,354
*   Markel Corp.                                                    358  189,622
    MarketAxess Holdings, Inc.                                      800   52,184
    Marlin Business Services Corp.                                  342    9,429
    Marsh & McLennan Cos., Inc.                                   5,434  248,877
*   Maui Land & Pineapple Co., Inc.                                 300    1,278
    MB Financial, Inc.                                            1,811   53,787
#*  MBIA, Inc.                                                    7,816   88,868
*   MBT Financial Corp.                                             300    1,152
    MCG Capital Corp.                                             2,400   11,304
    McGraw-Hill Cos., Inc. (The)                                  3,314  230,920
    Meadowbrook Insurance Group, Inc.                             1,600   10,624
    Medallion Financial Corp.                                       600    9,108
    Mercury General Corp.                                         2,001   93,167
*   Meridian Interstate Bancorp, Inc.                               478   11,348
    MetLife, Inc.                                                18,692  884,319
*   Metro Bancorp, Inc.                                             400    8,536
*   MGIC Investment Corp.                                         3,341   27,196
    Montpelier Re Holdings, Ltd.                                  1,800   49,698
    Moody's Corp.                                                 2,097  148,174
    Morgan Stanley                                               31,284  898,789
*   MSCI, Inc.                                                    2,953  120,394
    NASDAQ OMX Group, Inc. (The)                                  2,605   92,295
#   National Interstate Corp.                                       500   13,065
    National Penn Bancshares, Inc.                                5,514   57,180
*   Navigators Group, Inc. (The)                                    533   29,976
    NBT Bancorp, Inc.                                             1,133   27,611
    Nelnet, Inc. Class A                                          1,300   55,419
#   New York Community Bancorp, Inc.                             13,095  212,270
*   NewBridge Bancorp                                               300    2,238
*   NewStar Financial, Inc.                                       1,500   26,115
    Northeast Community Bancorp, Inc.                               300    2,265
    Northern Trust Corp.                                         10,062  567,698
    Northfield Bancorp, Inc.                                      2,004   25,912
    Northwest Bancshares, Inc.                                    3,449   48,252
    NYSE Euronext                                                 2,726  119,999
    OceanFirst Financial Corp.                                      597   10,501
*   Ocwen Financial Corp.                                         2,649  148,953

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
    OFG Bancorp                                                   1,501 $ 22,230
    Old National Bancorp                                          1,600   23,264
    Old Republic International Corp.                              6,763  113,551
*   Old Second Bancorp, Inc.                                        300    1,431
*   OmniAmerican Bancorp, Inc.                                      438    9,601
    OneBeacon Insurance Group, Ltd. Class A                         822   13,119
    Oritani Financial Corp.                                       2,070   33,575
    Pacific Continental Corp.                                       400    5,512
    PacWest Bancorp                                               1,378   52,433
    Park National Corp.                                             600   47,532
    Park Sterling Corp.                                           1,039    6,764
    PartnerRe, Ltd.                                               1,500  150,315
#   People's United Financial, Inc.                               6,814   98,326
    Peoples Bancorp, Inc.                                           300    6,726
#*  PHH Corp.                                                     2,035   48,942
*   Phoenix Cos., Inc. (The)                                        130    5,014
*   PICO Holdings, Inc.                                             641   15,051
#*  Pinnacle Financial Partners, Inc.                             1,087   33,697
*   Piper Jaffray Cos.                                              400   14,356
    Platinum Underwriters Holdings, Ltd.                          1,322   82,215
    PNC Financial Services Group, Inc. (The)                      7,051  518,460
*   Popular, Inc.                                                 3,757   94,864
*   Portfolio Recovery Associates, Inc.                           2,400  142,680
    Primerica, Inc.                                               2,242   96,294
#*  Primus Guaranty, Ltd.                                           500    5,050
    Principal Financial Group, Inc.                              11,126  528,040
#   PrivateBancorp, Inc.                                          2,885   70,279
    ProAssurance Corp.                                            2,591  117,424
    Progressive Corp. (The)                                       7,590  197,112
#   Prosperity Bancshares, Inc.                                   2,000  124,900
    Protective Life Corp.                                         2,279  105,016
    Provident Financial Services, Inc.                            2,132   39,954
    Prudential Financial, Inc.                                    7,777  632,970
    Radian Group, Inc.                                            1,600   23,312
    Raymond James Financial, Inc.                                 2,315  105,680
    Regions Financial Corp.                                      32,798  315,845
    Reinsurance Group of America, Inc.                            1,867  132,893
    RenaissanceRe Holdings, Ltd.                                  1,600  149,936
    Renasant Corp.                                                  684   19,617
    Republic Bancorp, Inc. Class A                                  338    7,781
*   Republic First Bancorp, Inc.                                    200      630
    Resource America, Inc. Class A                                  551    4,755
*   Riverview Bancorp, Inc.                                         100      266
    RLI Corp.                                                       840   79,363
    Rockville Financial, Inc.                                       760    9,994
#*  Roma Financial Corp.                                            600   11,676
    S&T Bancorp, Inc.                                               953   23,368
#*  Safeguard Scientifics, Inc.                                     719   12,547
    Safety Insurance Group, Inc.                                    500   27,345
    Sandy Spring Bancorp, Inc.                                      703   17,216
#*  Seacoast Banking Corp. of Florida                             2,810    6,407
    SEI Investments Co.                                           2,470   81,979

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  SHARES  VALUE+
                                                                  ------ --------
Financials -- (Continued)
     Selective Insurance Group, Inc.                               2,025 $ 53,197
     Sierra Bancorp                                                  700   13,251
*    Signature Bank                                                1,300  132,366
     Simmons First National Corp. Class A                            700   22,918
     Simplicity Bancorp, Inc.                                        100    1,568
     SLM Corp.                                                     2,545   64,567
(d)  Southern Community Financial                                    300       66
#    Southside Bancshares, Inc.                                      695   18,973
*    Southwest Bancorp, Inc.                                         200    3,202
*    St Joe Co. (The)                                              1,702   31,776
     StanCorp Financial Group, Inc.                                2,281  134,351
     State Auto Financial Corp.                                      800   15,200
     State Street Corp.                                           10,000  700,700
     StellarOne Corp.                                                500   11,640
*    Sterling Bancorp(859158107)                                   1,100   16,225
     Sterling Bancorp(85917A100)                                   1,000   11,720
     Stewart Information Services Corp.                              700   21,924
#*   Stifel Financial Corp.                                        2,194   89,844
*    Suffolk Bancorp                                                 100    1,955
*    Sun Bancorp, Inc.                                               201      663
     SunTrust Banks, Inc.                                          4,780  160,799
     Susquehanna Bancshares, Inc.                                  7,653   90,191
*    SVB Financial Group                                           1,700  162,826
#*   SWS Group, Inc.                                                 700    3,941
     SY Bancorp, Inc.                                                564   16,926
     Symetra Financial Corp.                                       3,608   67,578
     Synovus Financial Corp.                                      28,014   91,045
     T Rowe Price Group, Inc.                                      1,636  126,643
*    Taylor Capital Group, Inc.                                      494   11,362
     TCF Financial Corp.                                           6,235   94,647
     TD Ameritrade Holding Corp.                                   5,192  141,534
*    Tejon Ranch Co.                                                 400   14,808
     Territorial Bancorp, Inc.                                       368    8,026
*    Texas Capital Bancshares, Inc.                                1,414   73,599
*    TFS Financial Corp.                                           3,709   45,027
     Thomas Properties Group, Inc.                                   667    4,536
     Tompkins Financial Corp.                                        520   25,646
     Torchmark Corp.                                               2,271  165,465
     Tower Group International, Ltd.                               1,315    4,773
#    TowneBank                                                       320    4,659
     Travelers Cos., Inc. (The)                                    6,200  535,060
     Tree.com, Inc.                                                  172    5,076
     Trico Bancshares                                                400   10,116
#    TrustCo Bank Corp.                                            3,609   24,252
     Trustmark Corp.                                               2,320   63,011
     U.S. Bancorp                                                 22,168  828,196
     UMB Financial Corp.                                           1,447   85,257
#    Umpqua Holdings Corp.                                         4,349   71,193
#    Union First Market Bankshares Corp.                             910   21,949
#    United Bankshares, Inc.                                       1,775   52,504
*    United Community Banks, Inc.                                  2,088   32,552
     United Financial Bancorp, Inc.                                  559    8,765

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Financials -- (Continued)
    United Fire Group, Inc.                                         930 $    29,481
    Universal Insurance Holdings, Inc.                            1,435      11,250
    Univest Corp. of Pennsylvania                                   628      12,541
    Unum Group                                                    8,400     266,616
    Validus Holdings, Ltd.                                        2,829     111,689
#   Valley National Bancorp                                       7,408      72,228
    ViewPoint Financial Group, Inc.                               1,477      32,213
*   Virginia Commerce Bancorp, Inc.                                 747      11,974
*   Virtus Investment Partners, Inc.                                305      62,074
    Waddell & Reed Financial, Inc. Class A                        1,100      67,925
*   Walker & Dunlop, Inc.                                           646       8,385
    Washington Banking Co.                                          400       6,804
    Washington Federal, Inc.                                      3,765      85,767
    Washington Trust Bancorp, Inc.                                  460      15,129
#*  Waterstone Financial, Inc.                                      700       7,448
    Webster Financial Corp.                                       3,005      83,809
    Wells Fargo & Co.                                            88,485   3,777,425
    WesBanco, Inc.                                                  833      24,490
    West BanCorp., Inc.                                             300       4,146
#   Westamerica BanCorp.                                            618      31,815
*   Western Alliance Bancorp                                      2,804      59,305
    Westfield Financial, Inc.                                       900       6,489
    Westwood Holdings Group, Inc.                                    96       5,120
    Willis Group Holdings P.L.C.                                  2,269     102,264
    Wilshire Bancorp, Inc.                                        2,391      20,252
    Wintrust Financial Corp.                                      1,297      56,432
#*  World Acceptance Corp.                                          400      41,648
    WR Berkley Corp.                                              2,502     109,863
    WSFS Financial Corp.                                             82       5,741
    XL Group P.L.C.                                              13,031     398,358
*   Yadkin Financial Corp.                                           96       1,576
    Zions BanCorp.                                                4,695     133,197
*   ZipRealty, Inc.                                                 700       3,850
                                                                        -----------
Total Financials                                                         48,485,451
                                                                        -----------
Health Care -- (10.9%)
    Abaxis, Inc.                                                    400      14,292
    Abbott Laboratories                                          11,400     416,670
    AbbVie, Inc.                                                 11,400     552,330
*   ABIOMED, Inc.                                                    85       2,038
#*  Accuray, Inc.                                                 2,534      17,104
*   Acorda Therapeutics, Inc.                                     1,507      46,129
*   Actavis P.L.C.                                                2,504     387,068
#*  Aegerion Pharmaceuticals, Inc.                                  143      11,843
    Aetna, Inc.                                                   8,334     522,542
#*  Affymax, Inc.                                                   900       1,017
#*  Affymetrix, Inc.                                              1,997      14,119
    Agilent Technologies, Inc.                                    4,100     208,116
#   Air Methods Corp.                                             1,706      74,586
#*  Akorn, Inc.                                                     483       9,873
#*  Albany Molecular Research, Inc.                                 956      12,524
*   Alere, Inc.                                                   4,703     158,632

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Health Care -- (Continued)
*   Align Technology, Inc.                                        1,878 $107,159
*   Alkermes P.L.C.                                               3,904  137,382
    Allergan, Inc.                                                4,600  416,806
*   Allscripts Healthcare Solutions, Inc.                        10,304  142,504
    Almost Family, Inc.                                             158    3,038
#*  Alnylam Pharmaceuticals, Inc.                                   926   53,347
*   Alphatec Holdings, Inc.                                         583    1,061
*   AMAG Pharmaceuticals, Inc.                                       80    2,158
#*  Amedisys, Inc.                                                1,824   29,695
    AmerisourceBergen Corp.                                       3,184  208,011
    Amgen, Inc.                                                   7,174  832,184
*   AMN Healthcare Services, Inc.                                 2,472   30,653
*   Amsurg Corp.                                                  1,512   64,850
    Analogic Corp.                                                  500   46,115
*   AngioDynamics, Inc.                                             377    5,926
*   Anika Therapeutics, Inc.                                        680   20,312
#*  Ariad Pharmaceuticals, Inc.                                   2,271    4,996
*   ArthroCare Corp.                                              1,048   39,237
#*  athenahealth, Inc.                                              765  102,135
#*  Baxano Surgical, Inc.                                           300      363
    Baxter International, Inc.                                    5,400  355,698
    Becton Dickinson and Co.                                      2,500  262,825
*   Bio-Rad Laboratories, Inc. Class A                              200   24,704
#*  Bio-Reference Labs, Inc.                                      1,000   32,410
*   Biogen Idec, Inc.                                             2,800  683,732
*   BioMarin Pharmaceutical, Inc.                                   600   37,692
*   BioScrip, Inc.                                                3,131   21,948
*   BioTelemetry, Inc.                                              640    5,850
*   Boston Scientific Corp.                                      62,279  728,041
*   Bovie Medical Corp.                                             300      768
    Bristol-Myers Squibb Co.                                     17,431  915,476
#*  Brookdale Senior Living, Inc.                                 5,222  141,412
*   Bruker Corp.                                                  4,940  101,023
*   Cambrex Corp.                                                   713   11,993
    Cantel Medical Corp.                                          1,605   56,335
*   Capital Senior Living Corp.                                   1,099   24,376
    Cardinal Health, Inc.                                         4,500  263,970
*   CareFusion Corp.                                              7,097  275,151
*   Celgene Corp.                                                 4,200  623,658
#*  Celldex Therapeutics, Inc.                                    1,699   38,924
*   Centene Corp.                                                 1,900  106,704
#*  Cepheid, Inc.                                                 1,000   40,720
*   Cerner Corp.                                                  2,222  124,499
*   Charles River Laboratories International, Inc.                1,098   54,033
#   Chemed Corp.                                                    700   47,474
*   Chindex International, Inc.                                     393    6,614
    Cigna Corp.                                                   5,298  407,840
    Community Health Systems, Inc.                                5,091  222,120
#   Computer Programs & Systems, Inc.                               184   10,495
    CONMED Corp.                                                  1,261   45,736
    Cooper Cos., Inc. (The)                                       2,104  271,858
*   Corvel Corp.                                                    866   36,026

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Health Care -- (Continued)
#*  Covance, Inc.                                                 1,146 $  102,292
    Covidien P.L.C.                                               4,400    282,084
    CR Bard, Inc.                                                 1,254    170,820
*   Cross Country Healthcare, Inc.                                  700      4,158
    CryoLife, Inc.                                                  900      8,091
*   Cubist Pharmaceuticals, Inc.                                    661     40,982
*   Cumberland Pharmaceuticals, Inc.                                290      1,418
#*  Cutera, Inc.                                                    527      5,296
*   Cyberonics, Inc.                                                600     34,656
*   Cynosure, Inc. Class A                                          826     17,850
*   DaVita HealthCare Partners, Inc.                              3,604    202,581
    DENTSPLY International, Inc.                                  2,400    113,040
*   Edwards Lifesciences Corp.                                    1,734    113,039
    Eli Lilly & Co.                                               6,785    338,029
*   Emergent Biosolutions, Inc.                                   1,107     21,620
*   Emeritus Corp.                                                  948     18,164
*   Endo Health Solutions, Inc.                                   2,700    118,071
    Ensign Group, Inc. (The)                                        738     31,424
*   Enzo Biochem, Inc.                                              646      1,609
    Enzon Pharmaceuticals, Inc.                                   1,612      2,386
*   Exactech, Inc.                                                  500     11,350
*   ExamWorks Group, Inc.                                         1,045     27,013
*   Express Scripts Holding Co.                                   9,782    611,571
*   Five Star Quality Care, Inc.                                  1,814      9,197
*   Forest Laboratories, Inc.                                     5,730    269,482
*   Furiex Pharmaceuticals, Inc.                                    175      6,842
*   Gentiva Health Services, Inc.                                 1,425     16,316
*   Gilead Sciences, Inc.                                        16,228  1,152,026
*   Greatbatch, Inc.                                              1,002     38,196
*   Haemonetics Corp.                                             2,427     98,439
*   Hanger, Inc.                                                  1,400     51,380
*   Harvard Bioscience, Inc.                                        600      3,534
    HCA Holdings, Inc.                                            3,474    163,764
*   Health Management Associates, Inc. Class A                   11,318    145,097
*   Health Net, Inc.                                              3,580    108,832
#   HealthSouth Corp.                                             2,233     78,401
*   HealthStream, Inc.                                              600     21,432
*   Healthways, Inc.                                              1,491     14,358
*   Henry Schein, Inc.                                            1,951    219,351
    Hi-Tech Pharmacal Co., Inc.                                     500     21,545
    Hill-Rom Holdings, Inc.                                       2,079     85,842
*   HMS Holdings Corp.                                              353      7,459
*   Hologic, Inc.                                                 9,359    209,548
#*  Hospira, Inc.                                                 5,640    228,533
    Humana, Inc.                                                  6,709    618,234
*   ICU Medical, Inc.                                               660     40,788
#*  IDEXX Laboratories, Inc.                                        800     86,288
#*  Illumina, Inc.                                                1,676    156,723
*   Impax Laboratories, Inc.                                      2,100     42,546
*   Incyte Corp., Ltd.                                            4,210    164,190
*   Infinity Pharmaceuticals, Inc.                                  498      6,748
#*  Integra LifeSciences Holdings Corp.                           1,064     48,710

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                   SHARES   VALUE+
                                                                   ------ ----------
Health Care -- (Continued)
      Invacare Corp.                                                  890 $   19,108
#*    IPC The Hospitalist Co., Inc.                                   573     31,395
#*    Isis Pharmaceuticals, Inc.                                    1,958     65,143
*     Jazz Pharmaceuticals P.L.C.                                   1,800    163,332
      Johnson & Johnson                                            30,243  2,800,804
      Kindred Healthcare, Inc.                                      2,179     30,245
*     Laboratory Corp. of America Holdings                            900     90,810
      Landauer, Inc.                                                  260     12,584
*     Lannett Co., Inc.                                               400      9,444
      LeMaitre Vascular, Inc.                                         500      4,020
*     LHC Group, Inc.                                                 689     14,193
*     Life Technologies Corp.                                       7,324    551,570
*     LifePoint Hospitals, Inc.                                     2,976    153,681
#*    Luminex Corp.                                                   897     17,491
*     Magellan Health Services, Inc.                                1,296     76,075
*     Mallinckrodt P.L.C.                                             550     23,105
      Masimo Corp.                                                  2,577     66,023
      McKesson Corp.                                                2,433    380,375
*     MedAssets, Inc.                                               3,169     72,982
(d)*  MedCath Corp.                                                   117        160
*     Medical Action Industries, Inc.                                 300      1,818
*     Medicines Co. (The)                                           1,638     55,561
*     Medidata Solutions, Inc.                                        224     24,709
*     Medivation, Inc.                                                928     55,550
#*    MEDNAX, Inc.                                                  2,400    261,648
      Medtronic, Inc.                                              13,479    773,695
      Merck & Co., Inc.                                            39,796  1,794,402
#     Meridian Bioscience, Inc.                                       854     21,111
*     Merit Medical Systems, Inc.                                   1,779     28,446
*     Mettler-Toledo International, Inc.                              300     74,238
*     Molina Healthcare, Inc.                                       2,336     73,911
*     Momenta Pharmaceuticals, Inc.                                 1,446     23,700
*     MWI Veterinary Supply, Inc.                                     430     68,215
*     Mylan, Inc.                                                   3,419    129,478
#*    Myriad Genetics, Inc.                                         2,499     60,926
      National Healthcare Corp.                                       500     24,190
*     Natus Medical, Inc.                                           1,182     23,321
*     NPS Pharmaceuticals, Inc.                                       861     24,780
*     NuVasive, Inc.                                                1,987     63,147
      Omnicare, Inc.                                                4,650    256,447
*     Omnicell, Inc.                                                1,529     35,274
#*    Opko Health, Inc.                                             6,200     62,124
*     OraSure Technologies, Inc.                                      625      4,075
*     Orthofix International NV                                       449      9,200
#     Owens & Minor, Inc.                                           3,014    112,784
*     PAREXEL International Corp.                                   1,794     82,004
      Patterson Cos., Inc.                                          3,919    166,597
*     PDI, Inc.                                                       200        954
#     PDL BioPharma, Inc.                                           4,450     36,000
      PerkinElmer, Inc.                                             4,931    187,575
      Perrigo Co.                                                     764    105,348
      Pfizer, Inc.                                                 48,189  1,478,438

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Health Care -- (Continued)
*   PharMerica Corp.                                              1,213 $   17,904
#*  PhotoMedex, Inc.                                                  6         76
*   Pozen, Inc.                                                     739      4,645
#*  Progenics Pharmaceuticals, Inc.                                 924      3,363
*   Providence Service Corp. (The)                                  447     13,361
    Quality Systems, Inc.                                         1,799     41,053
    Quest Diagnostics, Inc.                                       3,376    202,256
#   Questcor Pharmaceuticals, Inc.                                1,000     61,370
#*  Quidel Corp.                                                  1,116     27,565
*   RadNet, Inc.                                                    600      1,470
*   Regeneron Pharmaceuticals, Inc.                                 754    216,850
#*  Repligen Corp.                                                  989     10,820
#   ResMed, Inc.                                                  2,676    138,456
*   Rigel Pharmaceuticals, Inc.                                   1,688      5,216
*   Rochester Medical Corp.                                         271      5,415
*   RTI Biologics, Inc.                                           2,790      7,784
*   Salix Pharmaceuticals, Ltd.                                   1,190     85,382
#*  Sangamo Biosciences, Inc.                                        26        244
*   Santarus, Inc.                                                  674     15,724
*   Sciclone Pharmaceuticals, Inc.                                1,491      7,052
#*  Seattle Genetics, Inc.                                        1,709     66,019
    Select Medical Holdings Corp.                                 5,549     47,056
*   Sirona Dental Systems, Inc.                                   2,500    180,625
#*  Skilled Healthcare Group, Inc. Class A                          700      2,982
*   Solta Medical, Inc.                                           2,296      4,248
*   Spectranetics Corp.                                             600     12,534
    Spectrum Pharmaceuticals, Inc.                                1,060      9,105
    St Jude Medical, Inc.                                         3,829    219,746
*   Staar Surgical Co.                                              500      6,620
    STERIS Corp.                                                  2,672    120,748
    Stryker Corp.                                                 2,500    184,650
*   SurModics, Inc.                                                 714     16,836
*   Symmetry Medical, Inc.                                        1,706     13,819
*   Taro Pharmaceutical Industries, Ltd.                            127      9,950
*   Team Health Holdings, Inc.                                    1,765     76,672
#   Teleflex, Inc.                                                1,814    167,215
*   Tenet Healthcare Corp.                                        3,197    150,866
#*  Theravance, Inc.                                              1,661     60,859
    Thermo Fisher Scientific, Inc.                                5,117    500,340
*   Thoratec Corp.                                                2,700    116,613
*   Tornier NV                                                      218      4,689
#*  Triple-S Management Corp. Class B                               800     14,248
#*  United Therapeutics Corp.                                       300     26,556
    UnitedHealth Group, Inc.                                     21,670  1,479,194
    Universal American Corp.                                      2,009     14,907
    Universal Health Services, Inc. Class B                       1,943    156,528
    US Physical Therapy, Inc.                                       424     13,534
*   Varian Medical Systems, Inc.                                  1,719    124,765
*   Vascular Solutions, Inc.                                        600     11,772
*   VCA Antech, Inc.                                              4,571    130,045
*   Vertex Pharmaceuticals, Inc.                                  1,922    137,115
*   ViroPharma, Inc.                                              2,336     90,684

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Health Care -- (Continued)
*   Waters Corp.                                                  1,800 $   181,656
*   WellCare Health Plans, Inc.                                   1,400      93,352
    WellPoint, Inc.                                               6,525     553,320
    West Pharmaceutical Services, Inc.                            3,200     154,720
*   Wright Medical Group, Inc.                                    1,822      49,504
#*  XenoPort, Inc.                                                  111         581
    Zimmer Holdings, Inc.                                         5,344     467,440
    Zoetis, Inc.                                                 15,188     480,852
                                                                        -----------
Total Health Care                                                        34,789,442
                                                                        -----------
Industrials -- (11.8%)
    3M Co.                                                        5,334     671,284
    AAON, Inc.                                                    1,125      30,386
    AAR Corp.                                                     1,540      45,091
    ABM Industries, Inc.                                          2,500      68,775
#   Acacia Research Corp.                                         1,906      28,762
*   ACCO Brands Corp.                                             4,257      24,903
*   Accuride Corp.                                                1,902       8,559
    Aceto Corp.                                                   1,000      15,950
#   Acorn Energy, Inc.                                              200         752
    Actuant Corp. Class A                                         3,519     132,174
#   Acuity Brands, Inc.                                             600      60,306
#   ADT Corp. (The)                                               6,133     265,988
*   Advisory Board Co. (The)                                        600      41,160
*   AECOM Technology Corp.                                        4,952     157,375
*   Aegion Corp.                                                  1,353      27,737
*   Aerovironment, Inc.                                             903      24,480
    AGCO Corp.                                                    3,296     192,420
*   Air Transport Services Group, Inc.                            1,100       7,964
    Aircastle, Ltd.                                               2,100      39,627
    Alamo Group, Inc.                                               659      31,098
    Alaska Air Group, Inc.                                        1,373      97,016
#   Albany International Corp. Class A                            1,347      49,583
    Allegiant Travel Co.                                            500      52,135
    Alliant Techsystems, Inc.                                     1,532     166,789
#   Altra Holdings, Inc.                                            968      29,398
    AMERCO                                                          573     115,706
*   Ameresco, Inc. Class A                                          546       5,711
#   American Railcar Industries, Inc.                               800      32,768
    American Science & Engineering, Inc.                            300      19,734
#*  American Superconductor Corp.                                   439         957
*   American Woodmark Corp.                                         400      13,568
    AMETEK, Inc.                                                  3,543     169,462
    Ampco-Pittsburgh Corp.                                          357       6,572
    AO Smith Corp.                                                4,400     227,260
    Apogee Enterprises, Inc.                                      1,700      53,176
    Applied Industrial Technologies, Inc.                         2,374     112,314
*   ARC Document Solutions, Inc.                                  1,755      10,951
    Argan, Inc.                                                     422       9,390
    Arkansas Best Corp.                                             843      23,073
*   Armstrong World Industries, Inc.                              1,596      85,274
    Astec Industries, Inc.                                        1,000      33,810

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
*   Astronics Corp.                                                253  $ 12,412
*   Astronics Corp. Class B                                         51     2,443
*   Atlas Air Worldwide Holdings, Inc.                             786    29,106
*   Avis Budget Group, Inc.                                      2,896    90,732
    AZZ, Inc.                                                    1,009    45,304
*   B/E Aerospace, Inc.                                          2,400   194,784
    Babcock & Wilcox Co. (The)                                   3,044    98,047
    Barnes Group, Inc.                                           2,050    72,857
    Barrett Business Services, Inc.                                297    24,731
*   Beacon Roofing Supply, Inc.                                  1,989    69,038
    Belden, Inc.                                                 1,640   110,306
*   Blount International, Inc.                                     900    10,962
#*  BlueLinx Holdings, Inc.                                      1,514     2,816
    Boeing Co. (The)                                             4,800   626,400
    Brady Corp. Class A                                          1,950    56,920
#   Briggs & Stratton Corp.                                      2,000    36,680
    Brink's Co. (The)                                            2,100    65,940
*   Builders FirstSource, Inc.                                     800     5,928
*   CAI International, Inc.                                        425     9,303
    Carlisle Cos., Inc.                                          1,958   142,307
*   Casella Waste Systems, Inc. Class A                            900     5,319
    Caterpillar, Inc.                                            5,600   466,816
*   CBIZ, Inc.                                                   2,496    20,367
    CDI Corp.                                                      500     8,025
#   Ceco Environmental Corp.                                       721    12,726
    Celadon Group, Inc.                                            500     9,270
#   CH Robinson Worldwide, Inc.                                  1,698   101,439
#*  Chart Industries, Inc.                                       1,000   107,470
    Chicago Bridge & Iron Co. NV                                 1,099    81,425
    Cintas Corp.                                                 3,600   193,572
    CIRCOR International, Inc.                                     600    44,262
    CLARCOR, Inc.                                                1,400    81,872
#*  Clean Harbors, Inc.                                          1,500    92,625
*   CNH Industrial NV                                              888    10,416
    Coleman Cable, Inc.                                            153     3,764
*   Colfax Corp.                                                 3,202   179,184
*   Columbus McKinnon Corp.                                        699    18,181
    Comfort Systems USA, Inc.                                    1,453    27,069
*   Commercial Vehicle Group, Inc.                               1,000     7,870
    Con-way, Inc.                                                1,365    56,238
*   Consolidated Graphics, Inc.                                    480    30,763
*   Copart, Inc.                                                 3,600   116,028
    Corporate Executive Board Co. (The)                            778    56,716
    Courier Corp.                                                  400     6,796
    Covanta Holding Corp.                                        2,200    37,774
*   CPI Aerostructures, Inc.                                       300     3,720
*   CRA International, Inc.                                        400     7,620
    Crane Co.                                                      704    44,704
#   Cubic Corp.                                                    956    50,190
    Cummins, Inc.                                                2,740   348,035
    Curtiss-Wright Corp.                                           233    11,599
    Danaher Corp.                                                4,950   356,845

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
    Deere & Co.                                                   4,611 $377,364
    Delta Air Lines, Inc.                                        10,054  265,225
    Deluxe Corp.                                                  2,128  100,208
*   DigitalGlobe, Inc.                                            2,667   84,864
*   Dolan Co. (The)                                               1,291    3,318
    Donaldson Co., Inc.                                           4,000  158,440
    Douglas Dynamics, Inc.                                          841   12,758
    Dover Corp.                                                   3,270  300,153
*   Ducommun, Inc.                                                  200    4,972
#   Dun & Bradstreet Corp. (The)                                  2,115  230,091
#*  DXP Enterprises, Inc.                                           400   36,760
*   Dycom Industries, Inc.                                        1,200   35,580
    Dynamic Materials Corp.                                         497   10,984
    Eaton Corp. P.L.C.                                           10,226  721,547
#*  Echo Global Logistics, Inc.                                     662   12,187
    EMCOR Group, Inc.                                             2,901  107,511
    Emerson Electric Co.                                          9,583  641,774
    Encore Wire Corp.                                               782   38,732
*   Energy Recovery, Inc.                                           975    5,694
*   EnerNOC, Inc.                                                 1,220   20,289
    EnerSys, Inc.                                                 2,000  132,700
*   Engility Holdings, Inc.                                         441   13,658
    Ennis, Inc.                                                   1,000   17,750
#*  EnPro Industries, Inc.                                          801   47,796
    Equifax, Inc.                                                 2,400  155,208
#   ESCO Technologies, Inc.                                       1,418   51,161
*   Esterline Technologies Corp.                                  1,300  104,208
    Exelis, Inc.                                                  7,490  123,510
    Expeditors International of Washington, Inc.                  3,885  175,952
    Exponent, Inc.                                                  300   22,683
#   Fastenal Co.                                                  4,596  228,881
*   Federal Signal Corp.                                          2,530   34,636
    FedEx Corp.                                                   2,758  361,298
*   Flow International Corp.                                        800    3,192
    Flowserve Corp.                                               2,400  166,728
    Fluor Corp.                                                   3,089  229,266
    Fortune Brands Home & Security, Inc.                          2,238   96,413
    Forward Air Corp.                                               400   16,192
*   Franklin Covey Co.                                              400    7,520
#   Franklin Electric Co., Inc.                                   1,662   62,907
    FreightCar America, Inc.                                        400    8,896
*   FTI Consulting, Inc.                                          1,955   79,334
*   Fuel Tech, Inc.                                                 100      453
*   Furmanite Corp.                                               1,258   14,153
    G&K Services, Inc. Class A                                      393   24,523
    GATX Corp.                                                    1,274   65,675
#*  Genco Shipping & Trading, Ltd.                                1,212    3,236
*   Gencor Industries, Inc.                                         300    2,739
#*  GenCorp, Inc.                                                 1,473   24,746
    Generac Holdings, Inc.                                        2,221  109,606
    General Cable Corp.                                           2,001   65,893
    General Dynamics Corp.                                        2,700  233,901

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    General Electric Co.                                         131,590 $3,439,763
*   Genesee & Wyoming, Inc. Class A                                1,761    175,818
*   Gibraltar Industries, Inc.                                     1,224     19,596
    Global Power Equipment Group, Inc.                               464      9,447
    Gorman-Rupp Co. (The)                                            700     28,518
*   GP Strategies Corp.                                              904     25,330
    Graco, Inc.                                                    1,100     84,986
#*  GrafTech International, Ltd.                                   2,201     19,589
    Graham Corp.                                                     488     17,963
    Granite Construction, Inc.                                     1,548     50,078
    Great Lakes Dredge & Dock Corp.                                2,200     17,864
*   Greenbrier Cos., Inc.                                          1,486     39,438
    Griffon Corp.                                                  1,790     22,429
*   H&E Equipment Services, Inc.                                   1,296     32,439
    Harsco Corp.                                                   3,652    101,818
#*  Hawaiian Holdings, Inc.                                        1,300     10,725
    Heartland Express, Inc.                                        2,788     40,036
#   HEICO Corp.                                                      985     52,776
    HEICO Corp. Class A                                            1,431     55,761
    Heidrick & Struggles International, Inc.                         505      9,353
    Herman Miller, Inc.                                            1,088     33,010
*   Hertz Global Holdings, Inc.                                   18,360    421,546
*   Hexcel Corp.                                                   3,195    135,180
*   Hill International, Inc.                                       1,100      3,784
    HNI Corp.                                                      1,663     64,608
    Houston Wire & Cable Co.                                         600      8,322
*   Hub Group, Inc. Class A                                          800     29,384
    Hubbell, Inc. Class B                                          1,724    185,399
*   Hudson Global, Inc.                                              800      2,600
    Huntington Ingalls Industries, Inc.                            1,601    114,552
    Hurco Cos., Inc.                                                 200      4,898
*   Huron Consulting Group, Inc.                                     770     45,099
    Hyster-Yale Materials Handling, Inc.                             600     47,064
#*  ICF International, Inc.                                          997     34,516
    IDEX Corp.                                                     2,800    193,620
#*  IHS, Inc. Class A                                                800     87,240
*   II-VI, Inc.                                                    2,048     34,939
    Illinois Tool Works, Inc.                                      1,500    118,185
    Ingersoll-Rand P.L.C.                                          6,258    422,603
*   InnerWorkings, Inc.                                            1,200     11,484
    Innovative Solutions & Support, Inc.                             300      2,364
    Insperity, Inc.                                                  771     29,815
    Insteel Industries, Inc.                                         594      9,854
*   Integrated Electrical Services, Inc.                             300      1,398
#   Interface, Inc.                                                1,796     36,369
#   International Shipholding Corp.                                  200      4,964
#   Intersections, Inc.                                              600      5,142
    Iron Mountain, Inc.                                            2,068     54,885
    ITT Corp.                                                      4,202    166,945
*   Jacobs Engineering Group, Inc.                                 5,606    340,957
    JB Hunt Transport Services, Inc.                               1,000     75,030
#*  JetBlue Airways Corp.                                         11,449     81,173

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
    John Bean Technologies Corp.                                   808  $ 21,961
#   Joy Global, Inc.                                             1,800   102,150
    Kaman Corp.                                                  1,003    37,292
    Kansas City Southern                                         1,900   230,888
    KAR Auction Services, Inc.                                   5,451   162,004
    KBR, Inc.                                                    5,160   178,226
    Kelly Services, Inc. Class A                                 1,714    35,754
    Kennametal, Inc.                                             2,119    97,474
    Kforce, Inc.                                                 1,128    22,210
    Kimball International, Inc. Class B                          1,135    13,280
#*  Kirby Corp.                                                  2,083   184,325
    Knight Transportation, Inc.                                  3,100    52,607
    Knoll, Inc.                                                  1,852    30,410
*   Korn/Ferry International                                     1,978    47,076
*   Kratos Defense & Security Solutions, Inc.                      330     2,798
    L-3 Communications Holdings, Inc.                            2,690   270,210
    Landstar System, Inc.                                          600    33,174
*   Lawson Products, Inc.                                          196     2,572
*   Layne Christensen Co.                                          712    13,770
    LB Foster Co. Class A                                          400    18,700
    Lennox International, Inc.                                     731    57,062
    Lincoln Electric Holdings, Inc.                              2,700   186,948
#   Lindsay Corp.                                                  550    41,806
*   LMI Aerospace, Inc.                                            400     6,280
    Lockheed Martin Corp.                                        3,100   413,354
    LSI Industries, Inc.                                           600     5,526
*   Lydall, Inc.                                                   500     9,110
*   Magnetek, Inc.                                                  50       906
    Manitowoc Co., Inc. (The)                                    5,541   107,828
    Manpowergroup, Inc.                                          3,651   285,143
    Marten Transport, Ltd.                                         906    15,982
    Masco Corp.                                                  7,200   152,136
#*  MasTec, Inc.                                                 2,659    85,008
    Matson, Inc.                                                    65     1,761
#   McGrath RentCorp                                               818    29,178
*   Meritor, Inc.                                                2,442    16,777
*   Middleby Corp.                                                 500   113,825
    Miller Industries, Inc.                                        400     7,496
    Mine Safety Appliances Co.                                   1,225    58,996
*   Mistras Group, Inc.                                            854    15,679
#*  Mobile Mini, Inc.                                            1,713    61,874
*   Moog, Inc. Class A                                           1,847   110,321
*   MRC Global, Inc.                                                10       280
    MSC Industrial Direct Co., Inc. Class A                        700    53,459
    Mueller Industries, Inc.                                       900    54,261
    Mueller Water Products, Inc. Class A                         5,594    47,941
    Multi-Color Corp.                                              435    15,151
*   MYR Group, Inc.                                                900    23,805
    National Presto Industries, Inc.                               235    16,579
*   Navigant Consulting, Inc.                                    1,346    23,353
#*  Navistar International Corp.                                 1,385    50,082
*   NCI Building Systems, Inc.                                     700    10,101

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
    Nielsen Holdings NV                                          9,156  $361,113
    NN, Inc.                                                       316     5,081
    Nordson Corp.                                                1,400   100,926
*   Nortek, Inc.                                                   254    17,823
    Northrop Grumman Corp.                                       3,000   322,530
*   Northwest Pipe Co.                                             261     9,404
*   Ocean Power Technologies, Inc.                                 200       470
*   Old Dominion Freight Line, Inc.                              3,300   154,770
    Omega Flex, Inc.                                                93     1,892
*   On Assignment, Inc.                                          1,588    53,659
*   Orbital Sciences Corp.                                       2,694    62,151
*   Orion Energy Systems, Inc.                                     600     2,550
*   Orion Marine Group, Inc.                                     1,426    17,825
*   Oshkosh Corp.                                                4,319   205,541
#*  Owens Corning                                                6,280   225,640
    PACCAR, Inc.                                                 2,400   133,440
*   Pacer International, Inc.                                    1,613    12,872
    Pall Corp.                                                   2,113   170,139
    PAM Transportation Services, Inc.                              100     1,740
*   Park-Ohio Holdings Corp.                                       300    12,423
    Parker Hannifin Corp.                                        1,600   186,752
*   Patrick Industries, Inc.                                       377    11,793
*   Pendrell Corp.                                               2,782     6,204
    Pentair, Ltd.                                                9,636   646,479
*   PGT, Inc.                                                      625     6,531
    Pike Electric Corp.                                          1,262    13,642
#   Pitney Bowes, Inc.                                           3,903    83,290
#*  Polypore International, Inc.                                 1,867    84,388
*   Powell Industries, Inc.                                        428    26,891
*   PowerSecure International, Inc.                                800    14,464
    Precision Castparts Corp.                                      581   147,254
    Primoris Services Corp.                                      1,616    42,081
    Quad/Graphics, Inc.                                            969    33,837
*   Quality Distribution, Inc.                                     400     4,112
    Quanex Building Products Corp.                               1,226    21,798
*   Quanta Services, Inc.                                        6,633   200,383
#   Raven Industries, Inc.                                         600    20,016
    Raytheon Co.                                                 4,500   370,665
*   RBC Bearings, Inc.                                             700    48,153
    Regal-Beloit Corp.                                           1,939   142,187
*   Republic Airways Holdings, Inc.                              1,333    15,703
    Resources Connection, Inc.                                   1,538    19,625
*   Roadrunner Transportation Systems, Inc.                        650    17,225
    Robert Half International, Inc.                              2,644   101,873
    Rockwell Automation, Inc.                                    2,800   309,148
    Rockwell Collins, Inc.                                       2,156   150,553
    Rollins, Inc.                                                1,750    48,370
    Roper Industries, Inc.                                       2,420   306,880
*   RPX Corp.                                                    1,671    29,844
    RR Donnelley & Sons Co.                                      9,659   179,368
*   Rush Enterprises, Inc. Class A                                 887    25,386
    Ryder System, Inc.                                           2,798   184,192

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
*   Saia, Inc.                                                      700 $ 22,771
    Schawk, Inc.                                                    600    8,772
*   Sensata Technologies Holding NV                               1,967   74,018
    Simpson Manufacturing Co., Inc.                               2,239   79,373
    SkyWest, Inc.                                                 1,371   20,620
    SL Industries, Inc.                                             100    2,700
    Snap-on, Inc.                                                 2,327  242,171
    Southwest Airlines Co.                                       24,471  421,391
*   Sparton Corp.                                                   143    3,774
#*  Spirit Aerosystems Holdings, Inc. Class A                     4,604  122,881
*   Spirit Airlines, Inc.                                         1,586   68,436
    SPX Corp.                                                     2,340  212,261
#*  Standard Parking Corp.                                          400   10,588
#*  Standard Register Co. (The)                                     120    1,020
    Standex International Corp.                                     521   32,047
    Stanley Black & Decker, Inc.                                  6,094  481,974
    Steelcase, Inc. Class A                                       2,650   43,434
*   Stericycle, Inc.                                                588   68,326
*   Sterling Construction Co., Inc.                                 400    3,840
    Sun Hydraulics Corp.                                            900   35,712
#*  Swift Transportation Co.                                      1,965   42,817
#   TAL International Group, Inc.                                 1,400   67,634
*   Taser International, Inc.                                     1,400   24,878
*   Team, Inc.                                                      600   22,374
#*  Tecumseh Products Co. Class A                                   400    3,120
*   Teledyne Technologies, Inc.                                   1,101   97,791
    Tennant Co.                                                     600   36,414
*   Terex Corp.                                                   5,091  177,930
*   Tetra Tech, Inc.                                              2,501   65,351
#   Textainer Group Holdings, Ltd.                                1,838   69,660
    Textron, Inc.                                                 6,205  178,642
*   Thermon Group Holdings, Inc.                                    951   22,358
    Timken Co.                                                    2,900  153,149
#   Titan International, Inc.                                     1,654   23,983
#*  Titan Machinery, Inc.                                         1,000   17,640
    Toro Co. (The)                                                1,000   58,940
    Towers Watson & Co. Class A                                   1,555  178,530
    TransDigm Group, Inc.                                         1,000  145,410
*   TRC Cos., Inc.                                                  500    3,845
#*  Trex Co., Inc.                                                  400   28,088
*   Trimas Corp.                                                  1,369   51,830
    Trinity Industries, Inc.                                      2,300  116,449
    Triumph Group, Inc.                                           2,200  157,630
*   TrueBlue, Inc.                                                1,673   41,323
*   Tutor Perini Corp.                                            1,982   45,487
    Twin Disc, Inc.                                                 300    7,761
    Tyco International, Ltd.                                      6,502  237,648
*   Ultralife Corp.                                                 200      780
    UniFirst Corp.                                                  600   61,692
    Union Pacific Corp.                                             446   67,524
*   United Continental Holdings, Inc.                             6,748  229,095
    United Parcel Service, Inc. Class B                           5,739  563,799

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
#*  United Rentals, Inc.                                          2,871 $   185,438
    United Stationers, Inc.                                       1,810      80,436
    United Technologies Corp.                                     9,486   1,007,887
#   Universal Forest Products, Inc.                                 700      37,044
    URS Corp.                                                     3,026     164,070
*   US Airways Group, Inc.                                        1,400      30,758
    US Ecology, Inc.                                                600      21,330
#*  USG Corp.                                                     1,700      46,427
    UTi Worldwide, Inc.                                           2,500      38,000
    Valmont Industries, Inc.                                        797     111,978
*   Verisk Analytics, Inc. Class A                                2,392     163,900
*   Versar, Inc.                                                    489       2,313
    Viad Corp.                                                      809      21,600
*   Vicor Corp.                                                     600       5,286
*   Volt Information Sciences, Inc.                                 500       4,350
    VSE Corp.                                                       151       6,614
#*  Wabash National Corp.                                         1,846      21,524
*   WABCO Holdings, Inc.                                          1,483     127,063
    Wabtec Corp.                                                  3,200     208,608
#   Waste Connections, Inc.                                       3,588     153,351
    Watsco, Inc.                                                  1,400     133,406
#   Watts Water Technologies, Inc. Class A                        1,100      63,558
#   Werner Enterprises, Inc.                                      1,314      30,432
*   Wesco Aircraft Holdings, Inc.                                   494       9,050
#*  WESCO International, Inc.                                     1,785     152,546
*   Willis Lease Finance Corp.                                       78       1,360
    Woodward, Inc.                                                1,978      79,298
    WW Grainger, Inc.                                               405     108,933
*   XPO Logistics, Inc.                                             385       7,769
    Xylem, Inc.                                                   3,586     123,717
                                                                        -----------
Total Industrials                                                        37,518,767
                                                                        -----------
Information Technology -- (15.6%)
#*  3D Systems Corp.                                              1,800     112,032
*   Accelrys, Inc.                                                1,845      17,251
    Accenture P.L.C. Class A                                     11,246     826,581
*   ACI Worldwide, Inc.                                           1,129      62,230
    Activision Blizzard, Inc.                                     4,400      73,216
*   Actuate Corp.                                                 1,433      11,478
*   Acxiom Corp.                                                  2,815      93,542
*   Adobe Systems, Inc.                                           6,689     362,544
    ADTRAN, Inc.                                                  2,106      49,449
*   Advanced Energy Industries, Inc.                                980      20,462
#*  Advanced Micro Devices, Inc.                                 17,440      58,250
    Advent Software, Inc.                                         2,500      83,875
*   Agilysys, Inc.                                                  761       8,942
*   Akamai Technologies, Inc.                                       715      31,989
#*  Alliance Data Systems Corp.                                     600     142,236
*   Alpha & Omega Semiconductor, Ltd.                               249       1,833
    Altera Corp.                                                  4,061     136,450
    Amdocs, Ltd.                                                  4,603     176,985
    American Software, Inc. Class A                                 400       3,500

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
#*  Amkor Technology, Inc.                                          768 $    4,078
    Amphenol Corp. Class A                                          800     64,232
*   Amtech Systems, Inc.                                            200      1,600
    Analog Devices, Inc.                                          2,976    146,717
*   Anaren, Inc.                                                    400      9,992
*   Anixter International, Inc.                                   1,157     98,912
*   ANSYS, Inc.                                                   1,200    104,940
    AOL, Inc.                                                     3,607    130,718
    Apple, Inc.                                                   9,440  4,930,984
    Applied Materials, Inc.                                      23,345    416,708
*   ARRIS Group, Inc.                                             3,913     69,886
*   Arrow Electronics, Inc.                                       3,368    161,731
*   AsiaInfo-Linkage, Inc.                                        2,100     24,360
*   Aspen Technology, Inc.                                        1,856     70,955
*   Atmel Corp.                                                   6,502     47,335
*   ATMI, Inc.                                                      835     22,829
*   Autodesk, Inc.                                                4,404    175,764
    Automatic Data Processing, Inc.                               5,760    431,827
    Avago Technologies, Ltd.                                      3,000    136,290
*   AVG Technologies NV                                           1,100     22,110
*   Avid Technology, Inc.                                         1,011      7,532
    Avnet, Inc.                                                   4,760    188,972
    Aware, Inc.                                                     500      2,615
    Badger Meter, Inc.                                              485     25,225
#*  Bankrate, Inc.                                                  944     15,897
    Bel Fuse, Inc. Class B                                          278      5,849
*   Benchmark Electronics, Inc.                                   1,618     36,777
#   Black Box Corp.                                                 500     12,520
    Blackbaud, Inc.                                                 764     27,504
*   Blucora, Inc.                                                 1,400     33,082
    Booz Allen Hamilton Holding Corp.                             1,157     22,909
#*  Bottomline Technologies de, Inc.                                953     29,943
    Broadcom Corp. Class A                                        4,452    118,957
    Broadridge Financial Solutions, Inc.                          3,921    137,862
*   Brocade Communications Systems, Inc.                         16,851    135,145
    Brooks Automation, Inc.                                       1,100     10,604
*   BTU International, Inc.                                         200        662
    CA, Inc.                                                     12,859    408,402
*   Cabot Microelectronics Corp.                                    468     19,137
*   CACI International, Inc. Class A                                900     64,782
#*  Cadence Design Systems, Inc.                                  7,920    102,722
*   CalAmp Corp.                                                    600     14,118
*   Calix, Inc.                                                   1,647     16,750
*   Cardtronics, Inc.                                             1,100     43,175
*   Cascade Microtech, Inc.                                         300      3,072
#   Cass Information Systems, Inc.                                  442     25,340
*   Ceva, Inc.                                                      108      1,548
*   Checkpoint Systems, Inc.                                      1,612     27,436
*   CIBER, Inc.                                                   2,092      6,799
*   Ciena Corp.                                                   3,691     85,890
*   Cirrus Logic, Inc.                                              463     10,385
    Cisco Systems, Inc.                                          96,437  2,169,832

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
*   Citrix Systems, Inc.                                          1,559 $ 88,520
*   Clearfield, Inc.                                                600    8,904
    Cognex Corp.                                                  2,478   77,438
*   Cognizant Technology Solutions Corp. Class A                  2,715  236,015
#*  Cogo Group, Inc.                                                700    1,659
    Coherent, Inc.                                                  900   59,571
    Cohu, Inc.                                                      323    3,088
    Communications Systems, Inc.                                    300    3,423
*   CommVault Systems, Inc.                                         801   62,542
    Computer Sciences Corp.                                       6,070  299,008
    Computer Task Group, Inc.                                       610   10,449
    Compuware Corp.                                               9,617  102,710
*   comScore, Inc.                                                  268    7,161
    Comtech Telecommunications Corp.                                364   10,927
*   Comverse, Inc.                                                  313    9,885
#*  Concur Technologies, Inc.                                     1,400  146,440
*   Constant Contact, Inc.                                          624   16,168
#   Convergys Corp.                                               4,549   89,797
*   CoreLogic, Inc.                                               3,993  132,847
*   Cornerstone OnDemand, Inc.                                      500   23,685
    Corning, Inc.                                                 7,135  121,937
*   CoStar Group, Inc.                                              883  156,282
#*  Cray, Inc.                                                    1,325   29,627
#*  Cree, Inc.                                                    4,344  263,898
    CSG Systems International, Inc.                               1,128   31,426
    CTS Corp.                                                       685   12,755
    Daktronics, Inc.                                              1,378   16,481
*   Datalink Corp.                                                  240    2,465
*   Dealertrack Technologies, Inc.                                1,373   51,213
#*  Demand Media, Inc.                                            1,267    6,056
#*  Dice Holdings, Inc.                                           1,800   13,284
#   Diebold, Inc.                                                 3,080   92,277
*   Digi International, Inc.                                        815    8,215
#   Digimarc Corp.                                                  127    2,675
*   Digital River, Inc.                                           1,636   29,186
*   Diodes, Inc.                                                  1,336   32,358
    Dolby Laboratories, Inc. Class A                              1,265   45,211
*   DSP Group, Inc.                                                  10       75
    DST Systems, Inc.                                             1,700  144,109
#*  DTS, Inc.                                                       453    9,060
*   Dynamics Research Corp.                                         300    2,220
#   EarthLink, Inc.                                               3,454   17,477
*   eBay, Inc.                                                   15,393  811,365
#   Ebix, Inc.                                                      960   10,925
#*  Echelon Corp.                                                   700    1,519
*   EchoStar Corp. Class A                                        1,534   73,571
    Electro Rent Corp.                                              804   14,585
    Electro Scientific Industries, Inc.                           1,011   12,112
*   Electronic Arts, Inc.                                         4,020  105,525
*   Electronics for Imaging, Inc.                                 2,109   72,360
*   Ellie Mae, Inc.                                                 362   10,462
    EMC Corp.                                                    23,546  566,752

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
*   Emulex Corp.                                                  2,313 $   17,417
*   Entegris, Inc.                                                3,413     35,325
*   Entropic Communications, Inc.                                 2,237      9,574
*   Envestnet, Inc.                                                  90      3,267
    EPIQ Systems, Inc.                                            1,009     15,095
    ePlus, Inc.                                                     400     21,744
#*  Equinix, Inc.                                                 1,116    180,212
*   Euronet Worldwide, Inc.                                       1,560     67,704
*   Exar Corp.                                                    1,220     14,067
*   ExlService Holdings, Inc.                                     1,038     30,009
*   Extreme Networks                                              2,741     14,692
*   F5 Networks, Inc.                                             1,000     81,510
*   Fabrinet                                                        830     13,894
*   Facebook, Inc. Class A                                       16,100    809,186
#   FactSet Research Systems, Inc.                                  844     91,945
    Fair Isaac Corp.                                              1,100     63,008
#*  Fairchild Semiconductor International, Inc.                   3,440     43,585
#*  FARO Technologies, Inc.                                         400     19,000
    FEI Co.                                                       1,200    106,896
    Fidelity National Information Services, Inc.                  5,945    289,819
*   Finisar Corp.                                                 3,823     87,967
#*  First Solar, Inc.                                             3,600    180,972
*   Fiserv, Inc.                                                  1,600    167,568
*   FleetCor Technologies, Inc.                                   2,164    249,617
    FLIR Systems, Inc.                                            2,900     82,592
    Forrester Research, Inc.                                        600     23,286
*   Fortinet, Inc.                                                2,600     52,286
*   Freescale Semiconductor, Ltd.                                 1,600     24,704
#*  Fusion-io, Inc.                                               3,000     32,250
*   Gartner, Inc.                                                 1,400     82,530
*   Genpact, Ltd.                                                 7,378    146,306
*   Global Cash Access Holdings, Inc.                             2,100     17,430
    Global Payments, Inc.                                         2,119    126,038
*   Globecomm Systems, Inc.                                         671      9,414
*   Google, Inc. Class A                                          2,813  2,899,022
*   GSI Group, Inc.                                                 618      6,168
*   GSI Technology, Inc.                                            600      4,212
#*  GT Advanced Technologies, Inc.                                2,386     17,895
*   Guidewire Software, Inc.                                      1,078     54,676
    Hackett Group, Inc. (The)                                       800      5,696
*   Harmonic, Inc.                                                4,973     36,353
    Harris Corp.                                                  2,173    134,639
    Heartland Payment Systems, Inc.                               1,088     44,010
    Hewlett-Packard Co.                                          40,650    990,640
*   Hittite Microwave Corp.                                         764     48,812
*   Hutchinson Technology, Inc.                                     900      3,348
    IAC/InterActiveCorp                                           2,800    149,492
*   ID Systems, Inc.                                                400      2,080
*   Identive Group, Inc.                                             28         18
*   iGATE Corp.                                                   1,502     47,824
#*  iGO, Inc.                                                        15         44
*   Imation Corp.                                                   397      1,846

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
#*  Infinera Corp.                                                4,606 $   47,027
*   Informatica Corp.                                             3,972    153,319
*   Ingram Micro, Inc. Class A                                    5,648    130,864
*   Innodata, Inc.                                                  400        960
#*  Inphi Corp.                                                       6         88
*   Insight Enterprises, Inc.                                     1,499     31,584
*   Integrated Device Technology, Inc.                            2,264     24,089
*   Integrated Silicon Solution, Inc.                               700      7,546
    Intel Corp.                                                  56,044  1,369,155
*   Interactive Intelligence Group, Inc.                            500     30,725
#   InterDigital, Inc.                                            1,200     46,500
*   Internap Network Services Corp.                               1,900     13,813
    International Business Machines Corp.                         5,125    918,451
    Intersil Corp. Class A                                        5,929     66,168
*   Intevac, Inc.                                                   500      2,550
    Intuit, Inc.                                                  3,300    235,653
#*  InvenSense, Inc.                                                473      7,989
#   IPG Photonics Corp.                                             600     39,762
#*  Itron, Inc.                                                   1,479     63,109
*   Ixia                                                          2,248     31,877
    IXYS Corp.                                                      734      8,536
    j2 Global, Inc.                                               1,601     88,023
    Jabil Circuit, Inc.                                           7,769    162,061
    Jack Henry & Associates, Inc.                                 2,900    158,369
*   JDS Uniphase Corp.                                            7,648    100,112
*   Juniper Networks, Inc.                                       21,880    407,843
*   Kemet Corp.                                                     318      1,803
*   Key Tronic Corp.                                                334      3,624
    KLA-Tencor Corp.                                              1,300     85,280
*   Kopin Corp.                                                   1,468      5,388
*   Kulicke & Soffa Industries, Inc.                              1,812     23,375
*   KVH Industries, Inc.                                             99      1,360
*   Lam Research Corp.                                            5,219    283,026
*   Lattice Semiconductor Corp.                                   2,830     14,518
#   Leidos Holdings, Inc.                                         3,929    185,028
    Lender Processing Services, Inc.                              2,438     84,160
#   Lexmark International, Inc. Class A                           3,325    118,204
*   Limelight Networks, Inc.                                      1,080      2,074
    Linear Technology Corp.                                       2,200     90,508
*   LinkedIn Corp. Class A                                          791    176,923
*   Lionbridge Technologies, Inc.                                   815      3,553
*   Liquidity Services, Inc.                                        101      2,637
    Littelfuse, Inc.                                                753     64,028
    LSI Corp.                                                    17,475    148,188
*   LTX-Credence Corp.                                            1,333      8,171
*   Magnachip Semiconductor Corp.                                 1,000     18,690
*   Manhattan Associates, Inc.                                      300     31,953
    ManTech International Corp. Class A                             501     13,998
    Marchex, Inc. Class B                                           700      6,244
    Marvell Technology Group, Ltd.                               14,497    173,964
    Mastercard, Inc. Class A                                        775    555,752
    Maxim Integrated Products, Inc.                               1,720     51,084

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
    MAXIMUS, Inc.                                                  1,750 $   84,788
*   Measurement Specialties, Inc.                                    532     29,648
    Mentor Graphics Corp.                                          3,975     87,768
#*  Mercury Systems, Inc.                                             52        479
    Methode Electronics, Inc.                                      1,300     33,254
    Micrel, Inc.                                                   1,226     11,279
#   Microchip Technology, Inc.                                       500     21,480
*   Micron Technology, Inc.                                       32,511    574,794
#*  MICROS Systems, Inc.                                           2,400    130,200
*   Microsemi Corp.                                                2,184     54,884
    Microsoft Corp.                                              111,224  3,931,768
#*  Mindspeed Technologies, Inc.                                   1,000      2,890
    MKS Instruments, Inc.                                          1,233     36,546
*   ModusLink Global Solutions, Inc.                               1,100      4,532
*   MoneyGram International, Inc.                                    407      8,592
    Monolithic Power Systems, Inc.                                   810     25,790
    Monotype Imaging Holdings, Inc.                                1,050     29,631
#*  Monster Worldwide, Inc.                                        4,944     21,358
    Motorola Solutions, Inc.                                       3,414    213,443
*   Move, Inc.                                                       995     16,885
#   MTS Systems Corp.                                                534     34,881
*   Multi-Fineline Electronix, Inc.                                  722      9,682
#*  Nanometrics, Inc.                                                527      9,792
    National Instruments Corp.                                     3,276     95,168
*   NCI, Inc. Class A                                                100        570
*   NCR Corp.                                                      3,777    138,049
    NetApp, Inc.                                                   5,987    232,355
*   NETGEAR, Inc.                                                  1,500     43,140
#*  Netlist, Inc.                                                    400        328
*   Netscout Systems, Inc.                                         1,300     36,816
#*  NetSuite, Inc.                                                   849     85,647
*   NeuStar, Inc. Class A                                          2,061     94,641
*   Newport Corp.                                                  1,290     20,472
*   Nuance Communications, Inc.                                    6,872    106,928
    NVIDIA Corp.                                                  26,341    399,856
*   Official Payments Holdings, Inc.                                 256      2,135
*   OmniVision Technologies, Inc.                                  1,293     18,115
#*  ON Semiconductor Corp.                                        19,904    140,522
*   Oplink Communications, Inc.                                      800     14,600
    Oracle Corp.                                                  43,403  1,454,000
*   OSI Systems, Inc.                                                500     36,420
*   Pandora Media, Inc.                                            2,164     54,381
*   PAR Technology Corp.                                             300      1,668
    Park Electrochemical Corp.                                       523     14,670
#   Paychex, Inc.                                                  2,162     91,366
    PC Connection, Inc.                                              346      6,917
*   PDF Solutions, Inc.                                              439     10,084
    Pegasystems, Inc.                                                272     10,352
    Perceptron, Inc.                                                 200      2,798
*   Perficient, Inc.                                               1,076     19,465
*   Pericom Semiconductor Corp.                                      400      3,232
#*  Photronics, Inc.                                                 735      6,174

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Information Technology -- (Continued)
    Plantronics, Inc.                                             1,706 $   73,256
*   Plexus Corp.                                                  1,200     45,936
*   PMC - Sierra, Inc.                                            7,989     46,895
*   Polycom, Inc.                                                 4,534     47,154
#   Power Integrations, Inc.                                        500     28,720
*   PRGX Global, Inc.                                               400      2,872
*   Progress Software Corp.                                       2,023     52,517
*   PTC, Inc.                                                     3,685    102,148
#*  Pulse Electronics Corp.                                          34        126
*   QLIK Technologies, Inc.                                       2,000     50,680
*   QLogic Corp.                                                  3,968     49,005
    QUALCOMM, Inc.                                               19,186  1,332,851
*   QuinStreet, Inc.                                                195      1,734
*   Qumu Corp.                                                      208      3,116
#*  Rackspace Hosting, Inc.                                       1,436     73,566
*   Radisys Corp.                                                   732      2,211
#*  Rambus, Inc.                                                  2,900     25,346
*   RealNetworks, Inc.                                              971      7,448
*   Red Hat, Inc.                                                   626     27,087
*   Responsys, Inc.                                                 956     15,621
*   RF Micro Devices, Inc.                                        7,369     38,687
    Richardson Electronics, Ltd.                                    500      5,760
*   Riverbed Technology, Inc.                                     4,496     66,631
*   Rofin-Sinar Technologies, Inc.                                  926     24,308
*   Rogers Corp.                                                    581     35,418
*   Rosetta Stone, Inc.                                           1,153     17,503
*   Rovi Corp.                                                    5,069     84,956
*   Rudolph Technologies, Inc.                                      847      8,978
*   Saba Software, Inc.                                             600      6,960
*   Salesforce.com, Inc.                                          5,907    315,198
    SanDisk Corp.                                                 6,766    470,237
*   Sanmina Corp.                                                 2,990     43,534
*   Sapient Corp.                                                 4,642     73,390
*   ScanSource, Inc.                                                825     31,730
#   Science Applications International Corp.                      2,245     79,136
*   Seachange International, Inc.                                 1,200     17,028
    Seagate Technology P.L.C.                                     6,300    306,684
*   Semtech Corp.                                                 1,391     43,274
#*  ServiceSource International, Inc.                               107      1,158
*   ShoreTel, Inc.                                                2,672     21,242
*   Silicon Image, Inc.                                           1,800      9,450
*   Silicon Laboratories, Inc.                                    2,076     83,497
*   Skyworks Solutions, Inc.                                      5,239    135,061
#*  Smith Micro Software, Inc.                                      500        405
*   SolarWinds, Inc.                                              1,200     43,428
    Solera Holdings, Inc.                                         1,500     84,330
*   Sonus Networks, Inc.                                         11,379     34,137
*   Spansion, Inc. Class A                                          901     10,785
*   Speed Commerce, Inc.                                            595      2,184
*   SS&C Technologies Holdings, Inc.                              2,982    117,193
*   Stamps.com, Inc.                                                486     22,084
*   StarTek, Inc.                                                   200      1,252

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
*   Stratasys, Ltd.                                               1,057 $119,684
*   SunEdison, Inc.                                              10,601   98,589
*   Super Micro Computer, Inc.                                    1,013   14,101
*   support.com, Inc.                                             1,000    4,460
*   Sykes Enterprises, Inc.                                       1,556   29,128
    Symantec Corp.                                               12,943  294,324
*   Symmetricom, Inc.                                             1,146    8,217
#*  Synaptics, Inc.                                               1,378   64,077
*   Synchronoss Technologies, Inc.                                  329   11,390
*   SYNNEX Corp.                                                  1,359   83,307
*   Synopsys, Inc.                                                4,159  151,596
    Syntel, Inc.                                                  1,200  103,008
*   Take-Two Interactive Software, Inc.                           2,791   49,987
    TE Connectivity, Ltd.                                         3,196  164,562
*   Tech Data Corp.                                               1,421   73,977
*   TeleCommunication Systems, Inc. Class A                         971    2,214
*   Telenav, Inc.                                                 1,165    8,446
#*  TeleTech Holdings, Inc.                                       1,480   39,176
    Tellabs, Inc.                                                11,566   28,221
*   Teradata Corp.                                                1,800   79,326
#*  Teradyne, Inc.                                                7,877  137,769
#   Tessco Technologies, Inc.                                       126    4,464
    Tessera Technologies, Inc.                                    1,321   25,125
    Texas Instruments, Inc.                                      10,111  425,471
*   TheStreet, Inc.                                                 700    1,645
*   TIBCO Software, Inc.                                          4,439  109,022
    Total System Services, Inc.                                   4,742  141,454
    Transact Technologies, Inc.                                     300    4,137
*   Travelzoo, Inc.                                                 400    8,612
*   Trimble Navigation, Ltd.                                      2,726   77,882
*   TriQuint Semiconductor, Inc.                                  3,705   29,381
*   TTM Technologies, Inc.                                        1,468   12,845
#*  Tyler Technologies, Inc.                                        600   58,026
#   Ubiquiti Networks, Inc.                                          27    1,042
*   Ultimate Software Group, Inc.                                   551   85,118
*   Ultratech, Inc.                                                 500   11,895
#*  Unisys Corp.                                                  1,400   36,890
    United Online, Inc.                                           3,775   32,616
#*  Unwired Planet, Inc.                                          2,043    3,310
#*  ValueClick, Inc.                                              2,580   49,562
#*  Veeco Instruments, Inc.                                         800   23,368
*   VeriFone Systems, Inc.                                        1,934   43,824
*   Verint Systems, Inc.                                          1,581   57,738
#*  VeriSign, Inc.                                                1,624   88,151
#*  ViaSat, Inc.                                                  1,300   85,956
*   Viasystems Group, Inc.                                          156    2,340
*   Video Display Corp.                                              37      134
*   Virtusa Corp.                                                 1,004   31,204
    Visa, Inc. Class A                                            2,326  457,454
*   Vishay Intertechnology, Inc.                                  4,148   50,896
*   Vishay Precision Group, Inc.                                    335    5,494
*   VistaPrint NV                                                   852   46,051

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Information Technology -- (Continued)
*   VMware, Inc. Class A                                            700 $    56,896
*   Web.com Group, Inc.                                           1,200      32,340
#*  WebMD Health Corp.                                              742      26,133
*   Westell Technologies, Inc. Class A                              700       2,513
    Western Digital Corp.                                         7,142     497,297
    Western Union Co. (The)                                       1,020      17,360
*   WEX, Inc.                                                     1,150     107,352
    Xerox Corp.                                                  41,191     409,439
    Xilinx, Inc.                                                  5,594     254,079
*   XO Group, Inc.                                                  950      13,186
*   Yahoo!, Inc.                                                 15,190     500,207
*   Zebra Technologies Corp. Class A                              2,339     112,997
#*  Zix Corp.                                                     1,205       4,916
*   Zygo Corp.                                                      500       7,720
*   Zynga, Inc. Class A                                           7,800      28,002
                                                                        -----------
Total Information Technology                                             49,657,589
                                                                        -----------
Materials -- (4.2%)
    A Schulman, Inc.                                              1,031      34,147
*   AEP Industries, Inc.                                            179      10,636
    Air Products & Chemicals, Inc.                                1,854     202,105
    Airgas, Inc.                                                  1,600     174,512
    Albemarle Corp.                                               2,203     145,817
#   Alcoa, Inc.                                                  36,473     338,105
#   Allegheny Technologies, Inc.                                  4,175     138,192
#*  Allied Nevada Gold Corp.                                      2,797      11,412
*   AM Castle & Co.                                                 956      13,680
    AMCOL International Corp.                                       964      30,925
*   American Pacific Corp.                                          200       9,104
    American Vanguard Corp.                                         800      20,880
    Aptargroup, Inc.                                              2,190     140,510
*   Arabian American Development Co.                                500       4,550
    Ashland, Inc.                                                 2,065     191,116
    Avery Dennison Corp.                                          5,104     240,500
    Axiall Corp.                                                  1,609      62,574
    Balchem Corp.                                                   834      47,755
    Ball Corp.                                                    2,600     127,114
#   Bemis Co., Inc.                                               6,161     245,824
#   Cabot Corp.                                                   2,600     121,186
*   Calgon Carbon Corp.                                           2,500      49,875
#   Carpenter Technology Corp.                                    1,484      88,046
    Celanese Corp. Series A                                       1,992     111,572
*   Century Aluminum Co.                                          3,446      29,911
    CF Industries Holdings, Inc.                                    500     107,800
    Chase Corp.                                                     200       6,052
*   Chemtura Corp.                                                3,210      78,645
*   Clearwater Paper Corp.                                          734      38,329
#   Cliffs Natural Resources, Inc.                                3,689      94,733
    Commercial Metals Co.                                         4,700      86,292
    Compass Minerals International, Inc.                          1,052      78,342
#*  Contango ORE, Inc.                                               50         460
*   Crown Holdings, Inc.                                          2,584     112,662

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Materials -- (Continued)
    Deltic Timber Corp.                                             200 $ 12,776
    Domtar Corp.                                                  1,800  152,478
    Dow Chemical Co. (The)                                       11,060  436,538
    Eagle Materials, Inc.                                         1,900  142,519
    Eastman Chemical Co.                                          3,437  270,801
    Ecolab, Inc.                                                  4,010  425,060
    EI du Pont de Nemours & Co.                                   3,400  208,080
*   Ferro Corp.                                                     962   12,342
#*  Flotek Industries, Inc.                                         907   19,392
    FMC Corp.                                                     1,968  143,192
    Freeport-McMoRan Copper & Gold, Inc.                          8,580  315,401
    FutureFuel Corp.                                                801   13,945
*   General Moly, Inc.                                            2,819    4,623
#   Globe Specialty Metals, Inc.                                  2,247   39,412
*   Graphic Packaging Holding Co.                                11,595   97,398
    Greif, Inc. Class A                                             948   50,709
    Hawkins, Inc.                                                   400   14,404
    Haynes International, Inc.                                      300   16,170
    HB Fuller Co.                                                 3,100  148,397
#*  Headwaters, Inc.                                              1,600   13,968
*   Horsehead Holding Corp.                                       1,695   24,594
    Huntsman Corp.                                                7,232  167,927
    Innophos Holdings, Inc.                                         600   30,072
    Innospec, Inc.                                                  700   32,242
    International Flavors & Fragrances, Inc.                        900   74,385
    International Paper Co.                                       7,172  319,943
#   Intrepid Potash, Inc.                                         2,295   34,081
    Kaiser Aluminum Corp.                                           650   43,842
    KapStone Paper and Packaging Corp.                            1,800   93,528
    KMG Chemicals, Inc.                                             300    5,994
*   Kraton Performance Polymers, Inc.                             1,172   24,928
#   Kronos Worldwide, Inc.                                        2,007   31,129
*   Landec Corp.                                                    900   10,539
*   Louisiana-Pacific Corp.                                       3,500   59,535
    LyondellBasell Industries NV Class A                          3,623  270,276
#   Martin Marietta Materials, Inc.                                 906   88,870
    Materion Corp.                                                  900   26,829
*   McEwen Mining, Inc.                                           2,598    5,560
    MeadWestvaco Corp.                                            7,235  252,140
*   Mercer International, Inc.                                    1,858   14,864
    Minerals Technologies, Inc.                                   2,000  113,260
#*  Molycorp, Inc.                                                  770    3,904
    Monsanto Co.                                                  4,297  450,669
    Mosaic Co. (The)                                              3,394  155,615
    Myers Industries, Inc.                                        1,200   21,384
    Neenah Paper, Inc.                                              600   24,684
#   NewMarket Corp.                                                 200   62,272
#   Noranda Aluminum Holding Corp.                                2,079    5,655
    Nucor Corp.                                                   5,936  307,307
    Olympic Steel, Inc.                                             300    8,211
*   OM Group, Inc.                                                1,454   49,436
*   OMNOVA Solutions, Inc.                                        1,400   12,180

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Materials -- (Continued)
*   Owens-Illinois, Inc.                                          7,407 $   235,469
    Packaging Corp. of America                                    3,298     205,399
*   Penford Corp.                                                   200       2,720
    PH Glatfelter Co.                                             1,455      38,121
    PolyOne Corp.                                                   316       9,575
    PPG Industries, Inc.                                          1,105     201,751
    Praxair, Inc.                                                 3,000     374,130
    Quaker Chemical Corp.                                           514      39,018
    Reliance Steel & Aluminum Co.                                 2,837     207,924
*   Resolute Forest Products, Inc.                                1,500      23,985
    Rock Tenn Co. Class A                                         1,627     174,105
    Rockwood Holdings, Inc.                                       2,235     141,364
    Royal Gold, Inc.                                              1,945      93,438
    RPM International, Inc.                                       3,532     136,759
*   RTI International Metals, Inc.                                1,265      42,883
    Schweitzer-Mauduit International, Inc.                        1,300      80,444
    Scotts Miracle-Gro Co. (The) Class A                          2,401     140,987
    Sealed Air Corp.                                             11,732     354,072
#*  Senomyx, Inc.                                                   300       1,110
    Sensient Technologies Corp.                                   2,676     139,500
    Sherwin-Williams Co. (The)                                    1,600     300,800
    Sigma-Aldrich Corp.                                           2,000     172,860
    Silgan Holdings, Inc.                                         2,273     102,444
#*  Solitario Exploration & Royalty Corp.                         1,000         890
    Sonoco Products Co.                                           4,951     201,209
    Southern Copper Corp.                                         3,250      90,837
    Steel Dynamics, Inc.                                          7,698     138,333
    Stepan Co.                                                      600      35,322
*   Stillwater Mining Co.                                         4,770      52,041
*   SunCoke Energy, Inc.                                          2,225      44,500
    Synalloy Corp.                                                  300       4,827
*   Texas Industries, Inc.                                        1,100      59,070
    Tredegar Corp.                                                  811      23,697
    Tronox, Ltd. Class A                                          1,900      43,871
*   United States Lime & Minerals, Inc.                             200      11,112
#*  Universal Stainless & Alloy Products, Inc.                      400      12,928
#   US Silica Holdings, Inc.                                      1,234      42,968
    Valhi, Inc.                                                   3,135      57,590
    Valspar Corp. (The)                                           3,600     251,892
    Vulcan Materials Co.                                          1,404      75,184
    Wausau Paper Corp.                                            2,700      31,590
    Westlake Chemical Corp.                                         700      75,194
    Worthington Industries, Inc.                                  4,500     182,430
*   WR Grace & Co.                                                  362      33,181
    Zep, Inc.                                                       611      12,153
*   Zoltek Cos., Inc.                                             1,500      25,050
                                                                        -----------
Total Materials                                                          13,281,550
                                                                        -----------
Telecommunication Services -- (2.1%)
*   8x8, Inc.                                                     1,108      12,698
    Alaska Communications Systems Group, Inc.                     2,700       6,642
    AT&T, Inc.                                                   82,356   2,981,287

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Telecommunication Services -- (Continued)
    Atlantic Tele-Network, Inc.                                   1,000 $   55,420
*   Boingo Wireless, Inc.                                           666      4,515
*   Cbeyond, Inc.                                                 1,402      9,029
    CenturyLink, Inc.                                             6,253    211,727
*   Cincinnati Bell, Inc.                                         9,300     26,598
#   Consolidated Communications Holdings, Inc.                    1,988     37,036
#   Frontier Communications Corp.                                 1,200      5,292
*   General Communication, Inc. Class A                           2,200     20,922
#*  Hawaiian Telcom Holdco, Inc.                                     33        877
    HickoryTech Corp.                                               380      5,084
    IDT Corp. Class B                                               845     18,497
    Inteliquent, Inc.                                             1,747     22,449
#*  Iridium Communications, Inc.                                  3,706     22,347
*   Leap Wireless International, Inc.                             1,800     28,980
*   Level 3 Communications, Inc.                                  2,454     74,970
    Lumos Networks Corp.                                            700     15,407
*   ORBCOMM, Inc.                                                   218      1,315
*   Premiere Global Services, Inc.                                2,546     22,939
#   PTGi Holding, Inc.                                              482      1,697
*   SBA Communications Corp. Class A                              2,200    192,434
    Shenandoah Telecommunications Co.                               800     22,184
#*  Sprint Corp.                                                 19,389    130,488
*   Straight Path Communications, Inc. Class B                      422      2,304
    T-Mobile US, Inc.                                             2,298     63,724
    Telephone & Data Systems, Inc.                                6,089    189,855
    United States Cellular Corp.                                  1,091     52,804
    USA Mobility, Inc.                                              810     12,085
    Verizon Communications, Inc.                                 44,056  2,225,269
*   Vonage Holdings Corp.                                         7,748     28,900
#   Windstream Holdings, Inc.                                    17,434    149,061
                                                                        ----------
Total Telecommunication Services                                         6,654,836
                                                                        ----------
Utilities -- (2.8%)
    AES Corp.                                                     4,400     61,996
    AGL Resources, Inc.                                           3,547    169,759
    Alliant Energy Corp.                                          2,236    116,764
    Ameren Corp.                                                  1,900     68,742
    American Electric Power Co., Inc.                             5,600    262,304
    American States Water Co.                                     1,600     45,568
    American Water Works Co., Inc.                                3,000    128,610
    Aqua America, Inc.                                            5,778    145,490
#   Artesian Resources Corp. Class A                                200      4,580
    Atmos Energy Corp.                                            1,200     53,124
    Black Hills Corp.                                             1,700     86,224
#*  Cadiz, Inc.                                                     200      1,030
    California Water Service Group                                1,750     38,150
*   Calpine Corp.                                                13,700    276,329
    CenterPoint Energy, Inc.                                      8,501    209,125
    Chesapeake Utilities Corp.                                      387     21,057
    Cleco Corp.                                                   1,910     88,509
    CMS Energy Corp.                                              5,802    159,323
    Connecticut Water Service, Inc.                                 367     11,762

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE+
                                                                 ------ --------
Utilities -- (Continued)
    Consolidated Edison, Inc.                                     2,600 $151,372
#   Consolidated Water Co., Ltd.                                    163    2,452
#   Delta Natural Gas Co., Inc.                                     149    3,326
    Dominion Resources, Inc.                                      4,726  301,283
    DTE Energy Co.                                                2,700  186,678
    Duke Energy Corp.                                             3,691  264,755
*   Dynegy, Inc.                                                  1,191   23,141
    Edison International                                          4,400  215,732
    El Paso Electric Co.                                          1,393   48,992
    Empire District Electric Co. (The)                            1,810   40,707
    Entergy Corp.                                                 1,500   97,080
    Exelon Corp.                                                  6,223  177,604
    Gas Natural, Inc.                                               400    3,988
#*  Genie Energy, Ltd. Class B                                      400    4,132
#   Hawaiian Electric Industries, Inc.                            2,900   77,053
    IDACORP, Inc.                                                 1,400   72,240
    Integrys Energy Group, Inc.                                   2,881  169,057
    ITC Holdings Corp.                                            1,804  181,464
    Laclede Group, Inc. (The)                                     1,456   68,534
    MDU Resources Group, Inc.                                     5,804  172,843
#   MGE Energy, Inc.                                              1,200   67,572
    National Fuel Gas Co.                                           749   53,591
    New Jersey Resources Corp.                                    1,000   46,030
    NextEra Energy, Inc.                                          5,000  423,750
    NiSource, Inc.                                                6,820  214,966
    Northeast Utilities                                           6,199  265,875
#   Northwest Natural Gas Co.                                     1,120   48,642
    NorthWestern Corp.                                            1,317   60,371
    NRG Energy, Inc.                                             12,703  362,417
    NV Energy, Inc.                                               8,123  192,840
    OGE Energy Corp.                                              3,114  114,907
    ONEOK, Inc.                                                   4,286  242,159
#   Ormat Technologies, Inc.                                      1,700   44,319
#   Otter Tail Corp.                                              1,233   36,780
    Pepco Holdings, Inc.                                          4,607   88,823
    PG&E Corp.                                                    3,391  141,913
    Piedmont Natural Gas Co., Inc.                                2,746   93,749
    Pinnacle West Capital Corp.                                   2,400  134,472
    Portland General Electric Co.                                 1,200   34,440
    Public Service Enterprise Group, Inc.                         6,200  207,700
    Questar Corp.                                                 6,400  151,424
    SCANA Corp.                                                   2,118   98,762
    Sempra Energy                                                 1,846  168,245
    SJW Corp.                                                       811   22,895
#   South Jersey Industries, Inc.                                   690   41,090
    Southern Co. (The)                                            6,936  283,752
    Southwest Gas Corp.                                           1,600   86,816
    TECO Energy, Inc.                                             9,779  167,905
    UGI Corp.                                                     4,528  187,323
    UIL Holdings Corp.                                            1,864   71,801
    Unitil Corp.                                                    600   18,132
    UNS Energy Corp.                                                600   29,688

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                     SHARES      VALUE+
                                                                    --------- ------------
Utilities -- (Continued)
       Vectren Corp.                                                    1,800 $     62,856
#      Westar Energy, Inc.                                              4,495      142,087
       WGL Holdings, Inc.                                               1,801       81,063
       Wisconsin Energy Corp.                                           4,200      176,862
       Xcel Energy, Inc.                                                4,400      126,984
       York Water Co.                                                     300        6,213
                                                                              ------------
Total Utilities                                                                  9,010,093
                                                                              ------------
TOTAL COMMON STOCKS                                                            297,024,979
                                                                              ------------
RIGHTS/WARRANTS -- (0.0%)
(d)*   CVR Energy, Inc. Contingent Value Rights                         2,897           --
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                    358           --
(d)*   U.S. Concrete, Inc. Warrants Class A 08/31/17                       20           80
(d)*   U.S. Concrete, Inc. Warrants Class B 08/31/17                       20           71
                                                                              ------------
TOTAL RIGHTS/WARRANTS                                                                  151
                                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
       State Street Institutional Liquid Reserves, 0.073%             668,131      668,131
                                                                              ------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)
                                                                    ---------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@   DFA Short Term Investment Fund                               1,847,762   21,378,610
                                                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $218,489,150)                             $319,071,871
                                                                              ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES VALUE++
                                                                 ------ --------
COMMON STOCKS -- (91.1%)
AUSTRALIA -- (5.5%)
#   Adelaide Brighton, Ltd.                                      17,121 $ 62,315
    AGL Energy, Ltd.                                              6,619   97,780
#   ALS Ltd/Queensland                                            2,937   27,783
*   Alumina, Ltd.                                                61,750   60,038
    Amalgamated Holdings, Ltd.                                    2,408   18,463
    Amcor, Ltd.                                                  17,823  182,586
    AMP, Ltd.                                                    41,118  184,247
#   Ansell, Ltd.                                                  3,364   62,003
    AP Eagers, Ltd.                                               1,880    8,362
    APA Group                                                    17,435   99,895
#*  APN News & Media, Ltd.                                        5,205    2,285
#*  Aquarius Platinum, Ltd.                                       3,816    2,497
#*  Aquila Resources, Ltd.                                          940    2,005
    Arrium, Ltd.                                                 38,188   49,895
#*  Aurora Oil & Gas, Ltd.                                       11,648   35,767
#   Ausdrill, Ltd.                                                7,076   10,224
#   Ausenco, Ltd.                                                 2,077    3,230
    Australia & New Zealand Banking Group, Ltd.                  10,367  331,748
    Australian Infrastructure Fund                               14,370       95
    Australian Pharmaceutical Industries, Ltd.                   40,511   24,708
    Automotive Holdings Group, Ltd.                               6,452   22,148
*   AWE, Ltd.                                                    19,789   23,348
    Beach Energy, Ltd.                                           48,447   65,437
    Bendigo and Adelaide Bank, Ltd.                              10,051  103,473
    BHP Billiton, Ltd.                                            4,266  150,817
    BHP Billiton, Ltd. Sponsored ADR                              9,527  673,464
#*  Billabong International, Ltd.                                13,929    5,183
#*  BlueScope Steel, Ltd.                                        18,055   85,164
#   Boral, Ltd.                                                  25,099  117,114
#   Bradken, Ltd.                                                 1,159    6,837
    Brambles, Ltd.                                               16,209  142,294
    Breville Group, Ltd.                                          3,217   24,468
    Brickworks, Ltd.                                                857   11,573
#   Cabcharge Australia, Ltd.                                     4,103   15,649
    Caltex Australia, Ltd.                                        4,341   75,851
#   Cardno, Ltd.                                                  5,816   38,926
    Clough, Ltd.                                                 24,174   33,181
#*  Coal of Africa, Ltd.                                          2,428      314
    Coca-Cola Amatil, Ltd.                                        7,199   87,729
    Commonwealth Bank of Australia                                8,591  618,574
    Computershare, Ltd.                                           2,805   28,466
    Crowe Horwath Australasia, Ltd.                              11,744    6,951
    Crown, Ltd.                                                   5,061   80,684
    CSL, Ltd.                                                     3,411  224,222
    CSR, Ltd.                                                     6,097   14,395
#   David Jones, Ltd.                                            17,745   45,605
    Decmil Group, Ltd.                                           10,092   24,124
    Downer EDI, Ltd.                                             20,951   97,338
#*  Drillsearch Energy, Ltd.                                     23,451   28,719
    DUET Group                                                   26,912   54,629
    DuluxGroup, Ltd.                                              7,839   38,174

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
AUSTRALIA -- (Continued)
    Echo Entertainment Group, Ltd.                               15,328 $   38,471
    Emeco Holdings, Ltd.                                         18,108      5,892
*   Energy Resources of Australia, Ltd.                           5,657      6,847
    Envestra, Ltd.                                               15,764     16,752
#   Evolution Mining, Ltd.                                       15,680     12,391
#   Fairfax Media, Ltd.                                          41,918     23,934
    FKP Property Group                                            5,653      9,991
    Fortescue Metals Group, Ltd.                                  3,238     15,880
    GrainCorp, Ltd. Class A                                       8,657    100,934
#   GUD Holdings, Ltd.                                            7,446     41,724
#*  Gunns, Ltd.                                                  26,718         --
    GWA Group, Ltd.                                               8,700     25,488
#   Harvey Norman Holdings, Ltd.                                 14,320     44,065
    Hills Holdings, Ltd.                                          5,399      9,328
#*  Horizon Oil, Ltd.                                            50,760     15,810
    iiNET, Ltd.                                                   7,010     43,123
    Imdex, Ltd.                                                  11,826      8,044
    Incitec Pivot, Ltd.                                          44,655    112,349
#   Independence Group NL                                         9,079     33,836
#*  Infigen Energy                                               28,218      6,940
    Insurance Australia Group, Ltd.                              53,653    313,329
#   Invocare, Ltd.                                                3,621     37,503
    IOOF Holdings, Ltd.                                           1,869     15,894
    James Hardie Industries P.L.C.                                9,898    102,378
#   JB Hi-Fi, Ltd.                                                2,539     52,323
#   Leighton Holdings, Ltd.                                         453      7,674
    Lend Lease Group                                             15,736    169,695
#*  Linc Energy, Ltd.                                            14,004     18,982
    M2 Telecommunications Group, Ltd.                             8,392     50,279
*   Macmahon Holdings, Ltd.                                      77,872     11,050
    Macquarie Group, Ltd.                                         7,932    381,526
    McPherson's, Ltd.                                             5,484      6,989
    Metcash, Ltd.                                                29,424     93,116
*   Mineral Deposits, Ltd.                                        1,302      3,845
    Mineral Resources, Ltd.                                       2,905     31,060
#   Monadelphous Group, Ltd.                                        212      3,638
#   Myer Holdings, Ltd.                                          19,907     47,048
    National Australia Bank, Ltd.                                31,575  1,055,263
    Navitas, Ltd.                                                 9,213     50,468
#   New Hope Corp., Ltd.                                          4,695     16,755
    Newcrest Mining, Ltd.                                        11,689    113,344
#   NIB Holdings, Ltd.                                           20,748     47,087
#   NRW Holdings, Ltd.                                            1,833      2,420
    Nufarm, Ltd.                                                 10,498     48,412
    Oil Search, Ltd.                                             19,858    159,650
    Orica, Ltd.                                                  11,216    223,291
    Origin Energy, Ltd.                                          40,702    562,683
    OZ Minerals, Ltd.                                             8,864     30,213
    Pacific Brands, Ltd.                                         11,725      7,809
#*  Paladin Energy, Ltd.                                         27,922     11,030
    PanAust, Ltd.                                                 6,112     11,599
    Panoramic Resources, Ltd.                                     2,242        690

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
AUSTRALIA -- (Continued)
#   Perpetual, Ltd.                                                 241 $ 10,492
*   Perseus Mining, Ltd.                                         13,256    5,410
    Premier Investments, Ltd.                                     5,059   38,125
    Primary Health Care, Ltd.                                    16,607   77,479
    Prime Media Group, Ltd.                                         500      477
    Programmed Maintenance Services, Ltd.                         4,628   12,061
#*  Qantas Airways, Ltd.                                         18,155   21,344
    QBE Insurance Group, Ltd.                                     2,931   41,047
#*  Ramelius Resources, Ltd.                                     11,028    1,394
    Ramsay Health Care, Ltd.                                      1,882   69,088
    REA Group, Ltd.                                               1,149   45,096
#   Regis Resources, Ltd.                                         6,914   22,528
    Resolute Mining, Ltd.                                        19,030   11,520
    Retail Food Group, Ltd.(B15SCH6)                              4,517   18,620
    Retail Food Group, Ltd.()                                       445    1,834
    Rio Tinto, Ltd.                                               4,215  253,625
*   Roc Oil Co., Ltd.                                            42,871   19,611
    SAI Global, Ltd.                                              7,061   27,440
    Santos, Ltd.                                                 36,676  524,908
*   Senex Energy, Ltd.                                           26,881   21,070
#   Seven Group Holdings, Ltd.                                    1,365   10,752
    Seven West Media, Ltd.                                        3,016    7,186
*   Silex Systems, Ltd.                                           1,748    3,963
*   Silver Lake Resources, Ltd.                                   2,487    1,792
#*  Sims Metal Management, Ltd.                                   4,913   46,537
    Sims Metal Management, Ltd. Sponsored ADR                       819    7,740
    Sonic Healthcare, Ltd.                                        7,234  110,429
    Southern Cross Media Group, Ltd.                              4,361    7,782
    SP AusNet                                                    63,278   74,752
    Spark Infrastructure Group                                   27,962   44,786
#*  St Barbara, Ltd.                                             15,052    6,761
*   Straits Resources, Ltd.                                       4,268       36
    STW Communications Group, Ltd.                               25,450   38,283
    Suncorp Group, Ltd.                                          25,817  325,537
    Super Retail Group, Ltd.                                      3,025   38,318
    Sydney Airport                                                3,802   15,057
    Tassal Group, Ltd.                                            9,649   28,363
    Tatts Group, Ltd.                                            41,701  123,822
    Telstra Corp., Ltd.                                           8,124   39,753
#*  Ten Network Holdings, Ltd.                                   46,073   12,212
    Tox Free Solutions, Ltd.                                      9,194   28,669
    TPG Telecom, Ltd.                                            17,780   78,385
    Transfield Services, Ltd.                                    16,298   20,556
*   Transpacific Industries Group, Ltd.                          22,650   24,514
    Transurban Group                                             15,469  103,772
    Treasury Wine Estates, Ltd.                                  25,027  111,146
#   UGL, Ltd.                                                     3,425   23,819
    UXC, Ltd.                                                    25,057   22,593
    Westpac Banking Corp.                                         9,963  323,470
    Westpac Banking Corp. Sponsored ADR                          13,460  439,469
#*  Whitehaven Coal, Ltd.                                         5,539    8,485
    Woodside Petroleum, Ltd.                                      8,022  294,086

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
AUSTRALIA -- (Continued)
    Woolworths, Ltd.                                              9,342 $   308,066
    WorleyParsons, Ltd.                                           1,839      38,295
                                                                        -----------
TOTAL AUSTRALIA                                                          12,461,974
                                                                        -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                           20       2,439
    Andritz AG                                                    1,251      77,039
    Atrium European Real Estate, Ltd.                                80         478
    CA Immobilien Anlagen AG                                        188       2,859
    Erste Group Bank AG                                           4,500     157,994
#   EVN AG                                                          995      15,163
    Flughafen Wien AG                                                68       5,246
    IMMOFINANZ AG                                                20,689      90,609
    Lenzing AG                                                      121       9,026
    Mayr Melnhof Karton AG                                          163      18,177
#   Oesterreichische Post AG                                        700      32,825
    OMV AG                                                        5,134     244,905
    Palfinger AG                                                    699      25,797
    Rosenbauer International AG                                     124      10,020
    Schoeller-Bleckmann Oilfield Equipment AG                       340      39,226
    Semperit AG Holding                                             381      18,658
    Strabag SE                                                      447      11,749
    Telekom Austria AG                                            4,093      33,648
#   UNIQA Insurance Group AG                                      3,890      47,557
    Verbund AG                                                      602      14,122
    Voestalpine AG                                                3,008     141,904
    Zumtobel AG                                                     366       6,531
                                                                        -----------
TOTAL AUSTRIA                                                             1,005,972
                                                                        -----------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV                                       653      70,722
    Ageas                                                         5,736     243,747
*   AGFA-Gevaert NV                                               7,268      17,260
    Anheuser-Busch InBev NV                                       1,681     174,259
    Anheuser-Busch InBev NV Sponsored ADR                         4,320     448,114
    Arseus NV                                                     1,195      36,906
    Banque Nationale de Belgique                                      8      31,367
    Barco NV                                                        191      14,457
    Belgacom SA                                                   3,550      97,133
    Cie d'Entreprises CFE                                           624      49,308
    Colruyt SA                                                      480      26,778
    D'ieteren SA                                                    646      30,442
*   Deceuninck NV                                                 4,912      11,662
    Delhaize Group SA Sponsored ADR                               2,009     128,455
#   Elia System Operator SA                                         896      40,974
    EVS Broadcast Equipment SA                                      396      25,907
#*  Galapagos NV                                                  2,035      39,333
    KBC Groep NV                                                  3,956     215,529
    Kinepolis Group NV                                              285      41,583
#   NV Bekaert SA                                                   716      29,981
#   Nyrstar                                                       7,145      29,316
    Recticel SA                                                   1,539      10,332

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
BELGIUM -- (Continued)
    Sioen Industries NV                                             344 $    4,075
    Sipef SA                                                        152     11,537
#   Solvay SA                                                     1,658    259,250
    Telenet Group Holding NV                                      1,011     55,413
    Tessenderlo Chemie NV                                         1,427     35,720
#*  ThromboGenics NV                                              1,084     29,848
#   UCB SA                                                        1,537    100,891
    Umicore SA                                                    3,536    168,381
    Van de Velde NV                                                 285     14,486
                                                                        ----------
TOTAL BELGIUM                                                            2,493,166
                                                                        ----------
CANADA -- (8.3%)
#*  5N Plus, Inc.                                                 1,597      4,181
*   Advantage Oil & Gas, Ltd.                                     4,130     16,795
    Aecon Group, Inc.                                             1,864     25,833
#   AG Growth International, Inc.                                   900     32,801
    AGF Management, Ltd. Class B                                  1,802     23,799
    Agnico Eagle Mines, Ltd.                                      3,798    112,776
    Agrium, Inc.(008916108)                                         956     81,566
    Agrium, Inc.(2213538)                                           700     59,752
    Aimia, Inc.                                                   4,823     85,252
    Alacer Gold Corp.                                             5,702     15,805
#   Alamos Gold, Inc.                                             2,800     44,606
#   Algonquin Power & Utilities Corp.                             5,400     34,855
    Alimentation Couche Tard, Inc. Class B                        1,100     74,504
#   AltaGas, Ltd.                                                 2,800    103,659
#*  Angle Energy, Inc.                                            3,000     10,790
*   Antrim Energy, Inc.                                           4,360        397
#   ARC Resources, Ltd.                                           3,860    102,474
#*  Argonaut Gold Inc.                                            4,400     24,476
    Atco, Ltd. Class I                                            2,000     92,821
*   Atrium Innovations, Inc.                                      1,900     34,605
*   ATS Automation Tooling Systems, Inc.                          3,050     42,182
    AuRico Gold, Inc.(05155C105)                                    800      3,288
#   AuRico Gold, Inc.(2287317)                                    7,525     31,250
*   B2Gold Corp.                                                  8,300     20,538
#*  Ballard Power Systems, Inc.                                  10,800     14,605
#   Bank of Montreal                                              9,179    639,312
    Bank of Nova Scotia(064149107)                                3,193    194,039
    Bank of Nova Scotia(2076281)                                 10,879    661,410
*   Bankers Petroleum, Ltd.                                      11,300     43,351
    Barrick Gold Corp.                                           11,539    224,439
#   Baytex Energy Corp.                                             821     34,268
#   BCE, Inc.                                                     3,527    153,474
    Bell Aliant, Inc.                                             1,035     26,216
*   Bellatrix Exploration, Ltd.                                   2,869     21,490
*   Birchcliff Energy, Ltd.                                       1,100      7,860
#   Black Diamond Group, Ltd.                                     1,100     28,812
*   BlackBerry, Ltd.(09228F103)                                   7,501     59,333
#*  BlackBerry, Ltd.(BCBHZ31)                                     3,974     31,368
#*  BlackPearl Resources, Inc.                                    5,500     10,234
    Bombardier, Inc. Class A                                      4,700     21,502

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
    Bombardier, Inc. Class B                                     22,025 $100,128
#   Bonterra Energy Corp.                                           316   17,760
    Brookfield Asset Management, Inc. Class A                     4,056  160,583
#   Brookfield Office Properties, Inc.                            4,300   80,338
    CAE, Inc.                                                     3,208   36,767
    Calfrac Well Services, Ltd.                                   1,008   31,420
    Cameco Corp.                                                  6,230  118,248
    Canaccord Genuity Group, Inc.                                 2,723   17,289
    Canada Bread Co., Ltd.                                          200   13,368
#   Canadian Imperial Bank of Commerce(2170525)                   4,415  375,592
    Canadian Imperial Bank of Commerce(136069101)                   498   42,405
#   Canadian National Railway Co.                                   900   98,878
    Canadian Natural Resources, Ltd.(136385101)                   4,197  133,255
    Canadian Natural Resources, Ltd.(2171573)                    10,814  343,198
#   Canadian Oil Sands, Ltd.                                      5,203  101,400
#   Canadian Tire Corp., Ltd. Class A                             2,097  194,646
    Canadian Utilities, Ltd. Class A                              1,600   58,789
#   Canadian Western Bank                                         2,700   86,595
*   Canam Group, Inc. Class A                                     3,700   40,100
#   Canexus Corp.                                                 3,600   25,067
*   Canfor Corp.                                                  2,800   58,033
#   Canfor Pulp Products, Inc.                                      779    8,084
    Canyon Services Group, Inc.                                     400    4,385
#   Capital Power Corp.                                           2,241   46,426
    Capstone Infrastructure Corp.                                 2,119    7,987
*   Capstone Mining Corp.                                         8,100   21,519
    Cascades, Inc.                                                2,800   15,683
*   Catamaran Corp.                                               2,000   93,838
    CCL Industries, Inc. Class B                                    615   42,233
*   Celestica, Inc.                                               3,495   38,381
#   Cenovus Energy, Inc.(B57FG04)                                 4,841  143,839
    Cenovus Energy, Inc.(15135U109)                               1,097   32,603
    Centerra Gold, Inc.                                           4,100   16,398
#*  Cequence Energy, Ltd.                                         4,200    7,654
*   China Gold International Resources Corp., Ltd.                1,985    5,331
#   CI Financial Corp.                                            2,000   66,523
#   Cineplex, Inc.                                                1,135   45,720
    Cogeco Cable, Inc.                                            1,000   47,283
    Cogeco, Inc.                                                    100    4,527
*   COM DEV International, Ltd.                                   7,300   29,406
*   Connacher Oil and Gas, Ltd.                                  25,008    4,677
    Constellation Software, Inc.                                    235   42,810
#   Corus Entertainment, Inc. Class B                             1,105   25,753
    Cott Corp.                                                    1,772   14,514
*   Crew Energy, Inc.                                             2,300   13,368
    Davis + Henderson Corp.                                       1,700   43,778
*   DeeThree Exploration, Ltd.                                    3,900   34,038
#*  Denison Mines Corp.                                           9,271   10,226
*   Descartes Systems Group, Inc. (The)                           4,200   51,440
    Dollarama, Inc.                                               1,000   85,954
*   Dominion Diamond Corp.                                        1,359   18,352
    Dorel Industries, Inc. Class B                                  800   29,724

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#*  Dundee Precious Metals, Inc.                                  3,100 $ 13,231
#*  Eastern Platinum, Ltd.                                       24,600    1,416
    Emera, Inc.                                                     500   14,741
    Empire Co., Ltd.                                              1,200   88,367
#   Enbridge Income Fund Holdings, Inc.                           1,600   35,832
#   Enbridge, Inc.                                                7,312  316,983
#   Encana Corp.                                                  7,156  128,206
*   Endeavour Silver Corp.                                        3,000   12,459
    Enerflex, Ltd.                                                1,300   18,416
*   Energy Fuels, Inc.                                           10,254    1,377
#   Enerplus Corp.                                                3,304   57,008
    Ensign Energy Services, Inc.                                  3,200   54,691
    Equitable Group, Inc.                                         1,300   60,970
#   Exchange Income Corp.                                           500    9,586
    Finning International, Inc.                                   4,696  108,274
    First Capital Realty, Inc.                                    3,400   59,088
*   First Majestic Silver Corp.                                   2,300   26,030
    First Quantum Minerals, Ltd.                                  2,638   50,042
    FirstService Corp.                                              900   37,410
*   Fortuna Silver Mines, Inc.                                    6,100   24,162
    Genivar, Inc.                                                 1,100   31,481
    Genworth MI Canada, Inc.                                      1,736   54,628
    George Weston, Ltd.                                           1,400  114,052
#   Gibson Energy, Inc.                                           3,545   87,074
    Gildan Activewear, Inc.(375916103)                              599   28,932
    Gildan Activewear, Inc.(2254645)                                675   32,538
    GMP Capital, Inc.                                               337    2,007
    Goldcorp, Inc.(380956409)                                     3,076   78,223
    Goldcorp, Inc.(2676302)                                       4,500  114,631
#*  Golden Star Resources, Ltd.                                   2,800    1,396
*   Gran Tierra Energy, Inc.                                      5,876   44,296
*   Great Basin Gold, Ltd.                                       10,000       60
*   Great Canadian Gaming Corp.                                   4,400   54,101
#   Great-West Lifeco, Inc.                                       1,500   46,396
#   Home Capital Group, Inc.                                        900   71,429
#   HudBay Minerals, Inc.                                         6,400   52,175
#   Husky Energy, Inc.                                            3,300   93,811
    IAMGOLD Corp.(450913108)                                      6,499   33,145
    IAMGOLD Corp.(2446646)                                        8,500   43,452
#*  Imax Corp.                                                    1,600   46,543
*   Imperial Metals Corp.                                         3,800   48,072
    Imperial Oil, Ltd.(2454241)                                   1,900   82,968
    Imperial Oil, Ltd.(453038408)                                   799   34,876
    Indigo Books & Music, Inc.                                    1,191   12,851
    Industrial Alliance Insurance & Financial Services, Inc.      2,300  103,149
    Innergex Renewable Energy, Inc.                               2,900   25,422
    Intact Financial Corp.                                          900   56,133
*   International Forest Products, Ltd. Class A                   3,400   38,511
    International Minerals Corp.                                    500    1,357
    Intertape Polymer Group, Inc.                                 1,600   23,018
*   Ithaca Energy, Inc.                                           6,562   15,356
#*  Ivanhoe Energy, Inc.                                          2,820    1,920

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#*  Jaguar Mining, Inc.                                           2,600 $    474
#   Jean Coutu Group PJC, Inc. (The) Class A                      1,300   22,979
#   Just Energy Group, Inc.                                       2,638   18,723
*   Katanga Mining, Ltd.                                         20,369   10,745
*   Kelt Exploration, Ltd.                                          600    4,949
#   Keyera Corp.                                                  1,400   82,847
#   Killam Properties, Inc.                                       2,800   29,567
    Kinross Gold Corp.(496902404)                                13,576   68,830
    Kinross Gold Corp.(B03Z841)                                  13,785   70,072
#*  Kirkland Lake Gold, Inc.                                      1,200    4,189
#*  Lake Shore Gold Corp.                                         9,481    3,592
    Laurentian Bank of Canada                                     1,000   44,646
*   Legacy Oil + Gas, Inc.                                        1,926   13,041
#   Leisureworld Senior Care Corp.                                1,738   17,736
    Leon's Furniture, Ltd.                                          536    6,801
#   Lightstream Resources, Ltd.                                   1,261    8,103
    Linamar Corp.                                                 1,800   60,527
#   Loblaw Cos., Ltd.                                             2,244  102,639
*   Long Run Exploration, Ltd.                                      583    3,245
#*  Lundin Mining Corp.                                          14,510   65,407
    MacDonald Dettwiler & Associates, Ltd.                        1,243   94,836
    Magna International, Inc.                                     3,300  279,502
    Major Drilling Group International                            2,100   16,556
    Manitoba Telecom Services, Inc.                               1,300   36,744
    Manulife Financial Corp.(56501R106)                           6,970  123,369
    Manulife Financial Corp.(2492519)                            19,166  339,516
#   Maple Leaf Foods, Inc.                                        2,592   38,160
    Martinrea International, Inc.                                 1,814   19,225
#   Methanex Corp.                                                2,100  121,793
    Metro, Inc.                                                   1,200   75,074
#   Migao Corp.                                                   3,700    3,620
#   Morneau Shepell, Inc.                                           591    8,106
#   Mullen Group, Ltd.                                            2,000   53,594
    National Bank of Canada                                       1,950  169,219
    Nevsun Resources, Ltd.(64156L101)                             7,157   26,123
    Nevsun Resources, Ltd.(2631486)                                   8       29
#   New Flyer Industries, Inc.                                      878    9,103
*   New Gold, Inc.                                                7,300   42,848
    Newalta Corp.                                                 1,080   16,832
    Norbord, Inc.                                                   900   25,550
*   Nordion, Inc.                                                 2,200   18,209
#*  North American Palladium, Ltd.                                4,800    4,373
    North West Co., Inc. (The)                                    1,300   32,330
#   Northland Power, Inc.                                         2,700   42,779
*   NuVista Energy, Ltd.                                          2,200   14,032
#*  OceanaGold Corp.                                             11,653   19,447
    Pacific Rubiales Energy Corp.                                 5,125  106,024
*   Paladin Labs, Inc.                                              200   12,228
*   Paramount Resources, Ltd. Class A                             1,100   38,117
*   Parex Resources, Inc.                                         2,921   16,893
#   Parkland Fuel Corp.                                           1,800   32,991
#   Pason Systems, Inc.                                             700   14,548

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
*   Pembina Pipeline Corp.(B4PPQG5)                                 800 $ 26,240
#   Pembina Pipeline Corp.(B4PT2P8)                               2,820   92,526
#   Pengrowth Energy Corp.                                       13,105   84,214
#   Penn West Petroleum, Ltd.                                    12,096  135,038
#   Petrominerales, Ltd.                                          1,400   16,099
#   Peyto Exploration & Development Corp.                         2,442   73,597
*   Pilot Gold, Inc.                                                325      284
#*  Poseidon Concepts Corp.                                       6,629       19
    Potash Corp. of Saskatchewan, Inc.                            5,737  178,275
    Precision Drilling Corp.                                      4,434   46,906
    Progressive Waste Solutions, Ltd.                             3,633   97,598
#   Quebecor, Inc. Class B                                        2,400   59,341
#*  Questerre Energy Corp. Class A                                7,500    9,855
    Reitmans Canada, Ltd. Class A                                   700    4,599
    Richelieu Hardware, Ltd.                                      1,151   50,769
#   Ritchie Bros Auctioneers, Inc.                                1,800   35,580
*   RMP Energy, Inc.                                              7,100   42,492
#   Rogers Sugar, Inc.                                            1,700    8,886
#   RONA, Inc.                                                    2,096   24,565
#   Royal Bank of Canada                                         12,404  833,001
#   Russel Metals, Inc.                                           2,600   71,817
*   San Gold Corp.                                                4,200      584
*   Santonia Energy, Inc.                                           900    1,752
    Saputo, Inc.                                                    800   39,584
    Savanna Energy Services Corp.                                 4,268   32,092
    SEMAFO, Inc.                                                  8,000   21,714
#   Shaw Communications, Inc. Class B                             1,951   46,668
    ShawCor, Ltd.                                                 1,300   54,648
    Sherritt International Corp.                                  6,600   22,598
    Shoppers Drug Mart Corp.                                      2,766  161,612
*   Sierra Wireless, Inc.                                         2,595   46,866
#*  Silver Standard Resources, Inc.                               3,100   17,453
    SNC-Lavalin Group, Inc.                                       1,900   79,834
*   Southern Pacific Resource Corp.                              18,837   11,743
#*  SouthGobi Resources, Ltd.                                     1,700    1,989
    Sprott Resource Corp.                                         7,300   19,884
    Stantec, Inc.                                                   879   52,235
#   Student Transportation, Inc.                                  2,312   14,546
    Sun Life Financial, Inc.(866796105)                           5,198  174,965
#   Sun Life Financial, Inc.(2566124)                             3,599  121,227
    Suncor Energy, Inc.(867224107)                                8,061  293,017
    Suncor Energy, Inc.(B3NB1P2)                                 18,330  666,114
*   SunOpta, Inc.                                                 3,100   33,359
#   Superior Plus Corp.                                           2,600   27,729
#   Surge Energy, Inc.                                            5,400   36,047
    Talisman Energy, Inc.(87425E103)                              6,635   82,805
    Talisman Energy, Inc.(2068299)                               10,900  135,904
*   Taseko Mines, Ltd.                                            5,100   12,522
    Teck Resources, Ltd. Class B(878742204)                         999   26,713
#   Teck Resources, Ltd. Class B(2879327)                         6,200  165,904
#   TELUS Corp.                                                   4,008  140,000
*   Tembec, Inc.                                                    500    1,280

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
CANADA -- (Continued)
*   Teranga Gold Corp.                                            1,200 $       679
#*  Thompson Creek Metals Co., Inc.                               4,800      15,468
    Thomson Reuters Corp.(884903105)                                900      33,813
#   Thomson Reuters Corp.(2889371)                                3,376     126,861
    Tim Hortons, Inc.                                             1,300      77,602
    TMX Group, Ltd.                                                 200       9,121
    Toromont Industries, Ltd.                                     1,300      28,802
#   Toronto-Dominion Bank (The)(2897222)                          9,020     827,385
    Toronto-Dominion Bank (The)(891160509)                        1,853     169,957
    Torstar Corp. Class B                                         1,400       7,519
    Total Energy Services, Inc.                                   1,800      31,869
*   Tourmaline Oil Corp.                                          1,948      75,536
    TransAlta Corp.(89346D107)                                    2,272      30,604
#   TransAlta Corp.(2901628)                                      4,800      64,589
    TransCanada Corp.                                             7,800     351,529
    Transcontinental, Inc. Class A                                2,900      46,310
    TransForce, Inc.                                                757      16,764
*   TransGlobe Energy Corp.                                       3,755      33,997
#   Trilogy Energy Corp.                                          1,361      39,930
    Trinidad Drilling, Ltd.                                       4,200      40,685
#   Twin Butte Energy, Ltd.                                      13,123      27,941
    Uni-Select, Inc.                                                100       2,321
*   Valeant Pharmaceuticals International, Inc.                   1,798     189,948
    Valener, Inc.                                                 1,900      28,264
#   Veresen, Inc.                                                 5,000      61,862
#   Vermilion Energy, Inc.                                          767      42,159
    West Fraser Timber Co., Ltd.                                    700      64,162
    Western Energy Services Corp.                                 3,100      23,399
#*  Westport Innovations, Inc.                                    1,396      32,696
    Whistler Blackcomb Holdings, Inc.                               791      11,000
#   Whitecap Resources, Inc.                                      4,469      51,906
    Wi-Lan, Inc.                                                  9,000      28,312
    Yamana Gold, Inc.                                            11,168     110,753
#   Zargon Oil & Gas, Ltd.                                        1,700      12,571
                                                                        -----------
TOTAL CANADA                                                             18,671,608
                                                                        -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                       2,300       2,206
                                                                        -----------
DENMARK -- (1.0%)
    ALK-Abello A.S.                                                  90       8,551
    AP Moeller--Maersk A.S. Class B                                  13     125,775
*   Auriga Industries Class B                                       790      31,002
*   Bang & Olufsen A.S.                                           1,307      12,624
    Carlsberg A.S. Class B                                        1,319     131,750
    Chr Hansen Holding A.S.                                       1,699      62,954
    Coloplast A.S. Class B                                          750      48,918
    D/S Norden A.S.                                                 884      38,882
*   Danske Bank A.S.                                              9,764     228,144
#   FLSmidth & Co. A.S.                                             912      45,517
*   Genmab A.S.                                                     711      30,891
    GN Store Nord A.S.                                            7,896     180,130

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                      SHARES  VALUE++
                                      ------ ----------
DENMARK -- (Continued)
    H Lundbeck A.S.                    2,698 $   57,930
    Jeudan A.S.                          126     13,287
    NKT Holding A.S.                   1,148     55,712
    Novo Nordisk A.S. Class B            176     29,313
    Novo Nordisk A.S. Sponsored ADR    2,933    488,843
    Novozymes A.S. Class B             1,535     60,119
    Pandora A.S.                       2,178    103,819
    Ringkjoebing Landbobank A.S.         137     27,576
    Royal UNIBREW                        426     54,688
    Schouw & Co.                       1,062     39,607
    SimCorp A.S.                         500     16,369
*   Spar Nord Bank A.S.                1,200     10,720
*   Sydbank A.S.                       1,413     41,782
    TDC A.S.                             307      2,773
*   Topdanmark A.S.                    3,450     93,901
    Tryg A.S.                            393     35,888
    United International Enterprises      46      8,813
#*  Vestas Wind Systems A.S.           7,236    193,902
*   William Demant Holding A.S.          401     39,710
                                             ----------
TOTAL DENMARK                                 2,319,890
                                             ----------
FINLAND -- (1.5%)
    Afarak Group Oyj                   1,697        807
#   Ahlstrom Oyj                         715      8,875
    Alma Media Oyj                     1,118      4,777
    Amer Sports Oyj                    1,181     24,231
    Atria P.L.C.                         677      7,490
#   Cargotec Oyj                       1,156     42,212
*   Caverion Corp.                     2,419     18,910
    Citycon Oyj                        9,008     32,112
    Cramo Oyj                            704     14,075
    Elisa Oyj                            475     11,901
    F-Secure Oyj                       5,286     13,662
    Finnair Oyj                        1,807      6,897
    Fiskars Oyj Abp                      651     16,666
    Fortum Oyj                         9,118    203,395
    HKScan Oyj Class A                 1,428      6,535
    Huhtamaki Oyj                      4,004     96,246
    Kemira Oyj                         3,102     49,806
    Kesko Oyj Class A                    213      7,333
    Kesko Oyj Class B                  2,630     87,395
    Kone Oyj Class B                   1,397    123,163
    Konecranes Oyj                       954     32,140
    Lassila & Tikanoja Oyj               682     14,301
    Lemminkainen Oyj                      61      1,225
    Metsa Board Oyj                    7,992     31,012
#   Metso Oyj                          4,261    167,713
*   Munksjo Oyj                          179      1,142
    Neste Oil Oyj                      5,289    104,872
#*  Nokia Oyj                         54,184    411,841
*   Nokia Oyj Sponsored ADR           49,629    378,669
    Nokian Renkaat Oyj                 1,662     84,058

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                 SHARES  VALUE++
                                 ------ ----------
FINLAND -- (Continued)
    Olvi Oyj Class A                412 $   14,849
    Oriola-KD Oyj Class B           378      1,226
    Orion Oyj Class A               403     10,790
    Orion Oyj Class B               364      9,783
#*  Outokumpu Oyj                31,824     17,673
#   Outotec Oyj                   1,688     16,693
    PKC Group Oyj                 1,042     33,984
    Pohjola Bank P.L.C. Class A   2,803     51,045
*   Poyry Oyj                       706      3,739
    Raisio P.L.C. Class V         3,077     17,905
    Ramirent Oyj                    548      6,585
    Rautaruukki Oyj               4,022     34,787
    Sampo Class A                 4,374    206,893
#   Sanoma Oyj                    2,591     22,480
#   Stockmann Oyj Abp               889     14,194
    Stora Enso Oyj Class R       27,562    255,937
#   Technopolis Oyj               3,759     25,510
    Tieto Oyj                     1,835     40,314
    Tikkurila Oyj                   348      9,022
    UPM-Kymmene Oyj              27,754    440,657
    Vacon P.L.C.                    296     21,999
    Vaisala Oyj Class A              69      1,686
    Wartsila Oyj Abp              4,272    189,555
    YIT Oyj                       2,419     31,377
                                        ----------
TOTAL FINLAND                            3,482,144
                                        ----------
FRANCE -- (7.8%)
    Accor SA                      1,562     69,815
#*  Air France-KLM                4,416     46,055
    Air Liquide SA                2,244    305,031
    Albioma                         158      3,862
*   Alcatel-Lucent               28,475    109,089
    Alstom SA                     2,146     79,661
    Alten SA                        421     19,036
    Altran Technologies SA        4,114     36,460
    April                           128      2,721
    Arkema SA                     1,984    224,461
    AtoS                          1,663    141,755
    AXA SA                       18,574    462,779
    AXA SA Sponsored ADR          2,900     72,529
    Axway Software SA               228      6,844
*   Beneteau SA                   1,571     28,768
    BioMerieux                       95      9,535
    BNP Paribas SA               10,243    755,658
    Bollore SA                       89     48,533
    Bonduelle SCA                   536     13,374
    Bongrain SA                     214     15,651
    Bourbon SA                    1,288     36,708
    Bouygues SA                   3,354    130,862
*   Bull                          5,424     23,951
    Bureau Veritas SA             2,468     74,449
    Cap Gemini SA                 2,951    193,521

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                  SHARES VALUE++
                                                  ------ --------
FRANCE -- (Continued)
    Carrefour SA                                   8,480 $309,542
    Casino Guichard Perrachon SA                   1,610  180,972
*   CGG Sponsored ADR                              5,600  122,920
    Christian Dior SA                                414   78,551
    Cie de St-Gobain                               8,707  457,031
    Cie Generale des Etablissements Michelin       4,147  432,109
*   Club Mediterranee SA                             780   18,403
    CNP Assurances                                 3,729   65,690
*   Credit Agricole SA                            27,628  332,186
    Danone SA                                      3,841  284,480
    Dassault Systemes SA                             148   17,980
    Dassault Systemes SA ADR                         500   60,900
    * Derichebourg SA                              4,522   15,803
    Eiffage SA                                       479   28,387
    Electricite de France SA                       2,758   96,524
    Essilor International SA                       1,774  190,111
    Esso SA Francaise                                 72    4,634
    Etablissements Maurel et Prom                  1,547   24,907
    Eurofins Scientific                              301   82,401
    European Aeronautic Defence and Space Co. NV   4,252  291,366
    Eutelsat Communications SA                       885   27,991
    Faiveley Transport SA                             99    7,726
#*  Faurecia                                       1,157   33,719
    Fimalac                                          138    8,567
    GDF Suez                                      11,025  273,241
    GL Events                                        729   15,746
    Groupe Eurotunnel SA                          12,452  120,546
*   Groupe Fnac                                      173    4,835
    Groupe Steria SCA                              1,736   32,077
*   Haulotte Group SA                                105    1,280
    Havas SA                                       7,168   59,605
    Imerys SA                                        712   57,116
#   Ingenico                                       1,054   79,175
    Interparfums SA                                  388   15,284
    IPSOS                                            691   29,087
    JCDecaux SA                                    1,564   62,685
    Kering                                         1,393  315,696
    Korian                                           218    6,810
    L'Oreal SA                                     2,948  503,361
    Lafarge SA                                     4,346  299,854
    Lagardere SCA                                  3,917  142,302
    Legrand SA                                     2,964  167,987
    LISI                                             210   32,412
    LVMH Moet Hennessy Louis Vuitton SA            2,196  421,622
    Maisons France Confort                           226    8,334
#   Manitou BF SA                                    582   10,962
    Medica SA                                      2,026   52,062
    Mersen                                           738   26,996
    Metropole Television SA                          533   12,261
    Natixis                                       26,690  143,528
    Naturex                                          308   24,313
#   Neopost SA                                     1,054   79,578

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                      SHARES VALUE++
                                      ------ --------
FRANCE -- (Continued)
#   Nexans SA                          1,179 $ 52,420
    Nexity SA                            965   37,784
    Norbert Dentressangle SA               3      340
*   NRJ Group                          2,272   21,895
    Orange                            19,995  274,853
    Orange SA ADR                      5,900   81,007
*   Orco Property Group                  739    2,228
    Orpea                                614   33,117
    Pernod-Ricard SA                   2,534  304,355
#*  Peugeot SA                         7,191   94,597
#*  Pierre & Vacances SA                 107    2,874
    Plastic Omnium SA                  1,422   40,625
    Publicis Groupe SA                 1,353  112,515
    Rallye SA                            845   35,960
    Remy Cointreau SA                    428   42,159
    Renault SA                         7,045  614,678
    Rexel SA                           4,878  122,159
    Rubis SCA                            943   58,869
    Sa des Ciments Vicat                 291   21,743
    Safran SA                          3,024  192,804
    Saft Groupe SA                     1,628   51,624
    Samse SA                               4      396
    Sanofi                             3,913  417,216
    Sanofi ADR                        10,456  559,187
    Schneider Electric SA              6,668  561,097
    SCOR SE                            2,819   99,499
    SEB SA                               721   64,693
*   Sequana SA                           493    4,083
    SES SA                             2,870   83,476
    Societe BIC SA                       594   74,176
    Societe d'Edition de Canal +       1,800   14,842
    Societe Generale SA               15,740  889,145
    Societe Television Francaise 1     2,666   51,368
    Sodexo                               886   85,965
#*  SOITEC                            13,229   29,901
#*  Solocal Group                      2,821    6,572
    Sopra Group SA                       228   19,929
    Stef                                  27    1,815
    STMicroelectronics NV(5962332)    16,086  123,734
#   STMicroelectronics NV(861012102)   8,829   67,718
    Suez Environnement Co.             3,790   66,087
    Technip SA                         1,708  178,894
    Teleperformance                    1,858   98,353
    Thales SA                          2,607  159,668
*   Theolia SA                           478      895
    Total SA                           7,373  452,355
    Total SA Sponsored ADR             8,500  520,030
*   Trigano SA                         1,235   26,212
*   UBISOFT Entertainment              5,735   73,566
    Valeo SA                           1,860  184,008
    Vallourec SA                       2,431  144,697
*   Valneva SE                           115      748

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                       SHARES   VALUE++
                                       ------ -----------
FRANCE -- (Continued)
    Veolia Environnement SA             8,756 $   150,215
    Veolia Environnement SA ADR         1,059      18,225
    Viel et Co.                           300         990
#   Vilmorin & Cie                        141      16,611
    Vinci SA                            4,456     285,122
    Virbac SA                             123      24,742
    Vivendi SA                         23,608     597,739
    Zodiac Aerospace                      356      56,963
                                              -----------
TOTAL FRANCE                                   17,492,301
                                              -----------
GERMANY -- (5.9%)
*   Aareal Bank AG                      1,754      67,271
    Adidas AG                           3,639     414,648
*   ADVA Optical Networking SE          1,788       9,544
#*  Air Berlin P.L.C.                   3,958       9,117
*   Aixtron SE NA                       1,469      21,084
    Allianz SE                          4,628     777,052
    Allianz SE ADR                     10,000     168,300
    Aurubis AG                          1,354      85,309
#   Axel Springer AG                      858      51,772
    BASF SE                             5,225     542,431
    Bauer AG                               98       2,404
    Bayer AG                            1,481     183,721
    Bayerische Motoren Werke AG         2,076     234,958
    BayWa AG                              329      16,755
    Bechtle AG                            976      62,589
    Beiersdorf AG                       1,586     151,230
    Bijou Brigitte AG                     249      26,239
    Bilfinger SE                          773      85,780
    Biotest AG                            111       9,178
    Brenntag AG                           446      75,467
    Carl Zeiss Meditec AG                 420      13,267
#   Celesio AG                          3,368     104,711
    Cewe Stiftung & Co. KGAA              374      20,912
    Comdirect Bank AG                   2,270      25,799
*   Commerzbank AG                     26,060     333,292
#   CompuGroup Medical AG                 444      11,566
*   Constantin Medien AG                3,713       8,305
    Continental AG                      1,857     339,584
    CropEnergies AG                     1,674      15,661
    CTS Eventim AG                        508      24,766
    Daimler AG                          7,587     621,184
#   Delticom AG                            86       4,535
    Deutsche Bank AG(5750355)          12,619     609,865
#   Deutsche Bank AG(D18190898)         5,494     265,470
    Deutsche Boerse AG                    611      45,964
*   Deutsche Lufthansa AG               4,149      80,213
    Deutsche Post AG                   17,877     603,731
    Deutsche Telekom AG                23,239     365,194
#   Deutsche Telekom AG Sponsored ADR   6,800     107,372
#   Deutsche Wohnen AG                  3,412      64,169
*   Deutz AG                            1,775      16,836

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                     SHARES VALUE++
                                                     ------ --------
GERMANY -- (Continued)
#*  Dialog Semiconductor P.L.C.                         987 $ 18,964
#   DMG MORI SEIKI AG                                 3,892  127,936
    Drillisch AG                                      2,194   56,541
    Duerr AG                                            916   80,167
    E.ON SE                                          13,117  239,103
    Elmos Semiconductor AG                            1,078   14,160
    ElringKlinger AG                                  1,056   44,900
    Fielmann AG                                         439   49,094
    Fraport AG Frankfurt Airport Services Worldwide   1,100   85,099
    Freenet AG                                        2,915   75,716
    Fresenius Medical Care AG & Co. KGaA              1,789  118,228
    Fresenius Medical Care AG & Co. KGaA ADR          1,600   52,672
    Fresenius SE & Co. KGaA                           1,784  231,587
    Fuchs Petrolub AG                                   292   19,851
    * GAGFAH SA                                       3,299   46,763
    GEA Group AG                                      2,066   89,794
    Gerresheimer AG                                   1,019   67,406
    Gesco AG                                            211   21,461
    GFK SE                                              415   24,268
    Grammer AG                                          916   42,621
    Grenkeleasing AG                                    342   33,834
*   GSW Immobilien AG                                 1,217   56,594
*   H&R AG                                               95    1,150
    HeidelbergCement AG                               3,032  238,739
#*  Heidelberger Druckmaschinen AG                    5,179   13,845
    Henkel AG & Co. KGaA                              1,662  153,283
    Hochtief AG                                       1,313  118,754
    Hugo Boss AG                                        282   36,735
    Indus Holding AG                                    446   16,027
    Infineon Technologies AG                          7,467   72,238
    Infineon Technologies AG ADR                      7,164   68,774
    Jenoptik AG                                       3,400   59,397
#   K+S AG                                            2,100   53,360
*   Kloeckner & Co. SE                                2,194   30,947
    Kontron AG                                        4,419   30,226
    Krones AG                                           310   27,133
#   KUKA AG                                             785   35,727
    KWS Saat AG                                          54   19,284
    Lanxess AG                                        1,831  128,594
    Leoni AG                                          1,292   87,448
    Linde AG                                          1,794  340,547
    LPKF Laser & Electronics AG                       1,858   38,705
    MAN SE                                              957  115,289
    Merck KGaA                                        1,135  188,808
    Metro AG                                          2,703  126,733
    MLP AG                                              696    4,343
*   Morphosys AG                                      1,004   77,662
    MTU Aero Engines AG                                 936   93,349
    Muenchener Rueckversicherungs AG                  2,173  453,358
    MVV Energie AG                                      114    3,771
*   Nordex SE                                           320    5,609
    Norma Group SE                                      717   35,857

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                   SHARES   VALUE++
                                                   ------ -----------
GERMANY -- (Continued)
#*  Osram Licht AG                                    133 $     6,904
*   Patrizia Immobilien AG                          3,605      33,766
    Pfeiffer Vacuum Technology AG                     214      24,918
    PNE Wind AG                                     5,346      21,158
#   Puma SE                                           191      56,822
    QSC AG                                          4,612      28,687
    R Stahl AG                                        392      18,975
    Rational AG                                        48      14,699
    Rheinmetall AG                                    937      57,929
    Rhoen Klinikum AG                               3,216      89,876
    RWE AG                                            923      34,005
    SAP AG                                          2,396     187,492
#   SAP AG Sponsored ADR                            3,560     278,926
    SGL Carbon SE                                     966      37,671
    Siemens AG                                      1,333     170,347
    Siemens AG Sponsored ADR                        4,534     580,397
    Sixt SE                                           337      10,155
*   Sky Deutschland AG                              2,972      29,289
    Software AG                                     1,192      44,137
    Stada Arzneimittel AG                           2,098     120,597
*   Suss Microtec AG                                1,680      17,816
    Symrise AG                                      1,802      76,295
    TAG Immobilien AG                               2,061      24,896
    Takkt AG                                          314       6,235
*   ThyssenKrupp AG                                 3,042      77,612
#*  TUI AG                                          4,115      54,517
    Vossloh AG                                        284      29,295
    VTG AG                                            506      10,553
#   Wacker Chemie AG                                  681      63,951
    Wacker Neuson SE                                1,285      19,739
    Wincor Nixdorf AG                                 165      10,910
                                                          -----------
TOTAL GERMANY                                              13,188,265
                                                          -----------
GREECE -- (0.2%)
*   Alpha Bank AE                                   3,571       3,199
    Athens Water Supply & Sewage Co. SA (The)       1,035      11,679
*   Bank of Cyprus P.L.C.                          19,567          --
    Bank of Greece                                    135       2,935
*   Fourlis Holdings SA                               615       2,914
*   GEK Terna Holding Real Estate Construction SA   1,220       5,194
    Hellenic Petroleum SA                           3,218      41,844
*   Hellenic Telecommunications Organization SA    10,084     126,911
*   JUMBO SA                                        3,858      51,765
    Motor Oil Hellas Corinth Refineries SA          1,306      15,526
*   Mytilineos Holdings SA                          4,261      34,407
*   National Bank of Greece SA                      7,669      43,560
    National Bank of Greece SA ADR                     91         532
    OPAP SA                                         2,782      34,546
*   Piraeus Bank SA                                 2,891       6,036
    Public Power Corp. SA                           1,803      26,796
*   Titan Cement Co. SA                             1,093      29,730

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                 SHARES  VALUE++
                                                 ------- --------
GREECE -- (Continued)
*   TT Hellenic Postbank SA                        3,483 $     --
                                                         --------
TOTAL GREECE                                              437,574
                                                         --------
HONG KONG -- (1.5%)
    AAC Technologies Holdings, Inc.               12,500   54,922
#   AIA Group, Ltd.                               55,000  279,281
    Allied Properties HK, Ltd.                    48,000    7,925
    Associated International Hotels, Ltd.          4,000   11,771
    BOC Hong Kong Holdings, Ltd.                  33,500  108,973
*   Brightoil Petroleum Holdings, Ltd.            83,000   14,236
    Cathay Pacific Airways, Ltd.                  19,000   37,639
    Cheung Kong Holdings, Ltd.                     8,000  125,143
    Cheung Kong Infrastructure Holdings, Ltd.      4,000   27,835
    Chow Sang Sang Holdings International, Ltd.   11,000   35,675
    Chow Tai Fook Jewellery Group, Ltd.           14,200   23,547
    CLP Holdings, Ltd.                            14,000  112,751
    Dickson Concepts International, Ltd.           6,500    4,047
    EcoGreen Fine Chemicals Group, Ltd.           28,000    6,149
    Esprit Holdings, Ltd.                         12,900   23,785
*   G-Resources Group, Ltd.                      323,400    9,665
#*  Genting Hong Kong, Ltd.                       96,000   43,557
    Giordano International, Ltd.                  14,000   13,133
    Glorious Sun Enterprises, Ltd.                14,000    3,196
    Hang Lung Group, Ltd.                         10,000   52,771
    Hang Lung Properties, Ltd.                    27,000   88,914
    Hang Seng Bank, Ltd.                           3,600   60,143
#   Harbour Centre Development, Ltd.               2,000    3,669
    Henderson Land Development Co., Ltd.           7,726   45,667
    HKR International, Ltd.                       48,800   23,865
    Hong Kong & China Gas Co., Ltd.               13,310   31,023
    Hong Kong Aircraft Engineering Co., Ltd.         800   10,729
    Hong Kong Exchanges and Clearing, Ltd.         5,000   80,854
    Hongkong & Shanghai Hotels (The)               6,500   10,229
    Hongkong Chinese, Ltd.                        58,000   12,879
    Hopewell Holdings, Ltd.                        8,500   28,680
    Hutchison Whampoa, Ltd.                        5,000   62,271
    Hysan Development Co., Ltd.                   10,000   46,843
    K Wah International Holdings, Ltd.            35,000   19,193
    Kerry Properties, Ltd.                        29,000  126,134
    Kowloon Development Co., Ltd.                  7,000    8,641
    L'Occitane International SA                    4,250    9,640
    Li & Fung, Ltd.                               73,360  103,146
    Luk Fook Holdings International, Ltd.          4,000   14,228
*   Melco Crown Entertainment, Ltd. ADR            1,296   42,975
    MGM China Holdings, Ltd.                      14,400   49,838
#   Midland Holdings, Ltd.                        18,000    7,335
    MTR Corp., Ltd.                               10,051   38,872
    New World Development Co., Ltd.               41,936   58,123
    Newocean Energy Holdings, Ltd.                50,000   30,574
    NWS Holdings, Ltd.                            16,185   25,358
    Orient Overseas International, Ltd.            4,000   20,660
    Pacific Basin Shipping, Ltd.                  62,000   44,368

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                               SHARES   VALUE++
                                               ------- ----------
HONG KONG -- (Continued)
    Pacific Textile Holdings, Ltd.              20,000 $   27,398
    Paliburg Holdings, Ltd.                     28,000      8,993
    PCCW, Ltd.                                  33,000     14,944
    Power Assets Holdings, Ltd.                 13,500    112,297
    Prada SpA                                    3,200     31,180
    Public Financial Holdings, Ltd.              6,000      3,136
    SA SA International Holdings, Ltd.          38,000     41,602
    Samsonite International SA                  15,000     40,905
    Sands China, Ltd.                           16,000    114,174
    Shangri-La Asia, Ltd.                       12,000     22,077
    Shun Tak Holdings, Ltd.                     11,000      6,372
    Singamas Container Holdings, Ltd.           96,000     22,281
    Sino Land Co., Ltd.                         74,824    104,940
    Stella International Holdings, Ltd.          5,000     12,341
    Sun Hung Kai & Co., Ltd.                     4,000      2,252
    Sun Hung Kai Properties, Ltd.               17,000    222,240
    Swire Properties, Ltd.                       8,800     23,836
    Techtronic Industries Co.                   32,000     80,449
    Television Broadcasts, Ltd.                  2,000     11,680
    Texwinca Holdings, Ltd.                     14,000     14,303
    Tongda Group Holdings, Ltd.                270,000     15,325
    Transport International Holdings, Ltd.      12,000     27,022
    Trinity, Ltd.                               12,000      4,486
    Victory City International Holdings, Ltd.   41,042      5,765
    Vitasoy International Holdings, Ltd.        10,000     12,895
    VST Holdings, Ltd.                          74,400     14,683
    VTech Holdings, Ltd.                         1,400     19,992
    Wharf Holdings, Ltd.                        14,000    118,355
    Wheelock & Co., Ltd.                        15,000     76,743
    Wynn Macau, Ltd.                             4,800     18,302
    Xinyi Glass Holdings, Ltd.                  34,000     33,717
    Yue Yuen Industrial Holdings, Ltd.          10,500     28,832
                                                       ----------
TOTAL HONG KONG                                         3,394,369
                                                       ----------
IRELAND -- (0.2%)
*   Anglo Irish Bank Corp. P.L.C.                5,570         --
*   Bank of Ireland                             87,494     31,978
*   Bank of Ireland Sponsored ADR                   30        436
    C&C Group P.L.C.(B010DT8)                    1,711      9,977
    C&C Group P.L.C.(B011Y09)                    4,812     28,171
    CRH P.L.C.                                   5,010    121,911
    CRH P.L.C. Sponsored ADR                       372      9,107
    Dragon Oil P.L.C.                            5,185     48,843
    FBD Holdings P.L.C.                          1,875     40,448
    Glanbia P.L.C.                               4,032     56,439
*   Kenmare Resources P.L.C.                       953        307
    Kingspan Group P.L.C.                          717     11,991
    Paddy Power P.L.C.                             456     37,145
    Smurfit Kappa Group P.L.C.                   4,716    114,158
                                                       ----------
TOTAL IRELAND                                             510,911
                                                       ----------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
ISRAEL -- (0.2%)
    Azrieli Group                                                    822 $ 26,355
    Bezeq The Israeli Telecommunication Corp., Ltd.                5,359    9,318
*   Ceragon Networks, Ltd.                                         1,170    4,060
    Clal Industries, Ltd.                                          2,565   11,432
    Clal Insurance Enterprises Holdings, Ltd.                        670   13,130
    Delek Group, Ltd.                                                148   51,105
    Elbit Systems, Ltd.                                              533   28,447
*   EZchip Semiconductor, Ltd.(6554998)                              325    8,560
*   EZchip Semiconductor, Ltd.(M4146Y108)                            400   10,360
    First International Bank Of Israel, Ltd.                       1,094   17,951
    Frutarom Industries, Ltd.                                      1,280   22,934
*   Given Imaging, Ltd.                                              902   18,125
    Harel Insurance Investments & Financial Services, Ltd.         3,840   22,517
    Israel Chemicals, Ltd.                                         7,094   58,648
*   Israel Discount Bank, Ltd. Class A                             2,038    4,067
    Menorah Mivtachim Holdings, Ltd.                               1,148   13,214
    Migdal Insurance & Financial Holding, Ltd.                     6,903   12,050
*   Nitsba Holdings 1995, Ltd.                                       720   10,083
*   Oil Refineries, Ltd.                                          30,902    9,988
    Osem Investments, Ltd.                                         1,359   29,979
*   Partner Communications Co., Ltd.                               1,994   16,373
*   Paz Oil Co., Ltd.                                                 79   12,263
    Strauss Group, Ltd.                                            1,238   21,831
                                                                         --------
TOTAL ISRAEL                                                              432,790
                                                                         --------
ITALY -- (2.1%)
    A2A SpA                                                       14,901   16,766
    ACEA SpA                                                         926    9,635
    Alerion Cleanpower SpA                                         2,085   10,142
    Amplifon SpA                                                   7,609   40,565
    Ansaldo STS SpA                                                3,594   38,142
*   Arnoldo Mondadori Editore SpA                                  3,462    7,385
    Assicurazioni Generali SpA                                    17,851  417,338
    Astaldi SpA                                                    2,155   20,993
    Atlantia SpA                                                   4,137   90,677
*   Autogrill SpA                                                  1,407   12,630
    Azimut Holding SpA                                             3,472   88,075
    Banca Generali SpA                                             1,608   41,977
#*  Banca Monte dei Paschi di Siena SpA                          163,052   51,406
*   Banca Piccolo Credito Valtellinese Scarl                       5,966   10,676
*   Banca Popolare dell'Emilia Romagna S.c.r.l.                   10,743  103,208
#*  Banca Popolare dell'Etruria e del Lazio                        1,087    1,014
#*  Banca Popolare di Milano Scarl                                36,030   24,068
    Banca Popolare di Sondrio Scarl                                7,370   42,420
*   Banco Popolare                                                 2,213    4,396
*   BasicNet SpA                                                   3,053    7,961
*   CIR-Compagnie Industriali Riunite SpA                         12,797   21,286
*   CNH Industrial NV                                              5,316   62,867
    Credito Emiliano SpA                                           1,297    9,805
    De'Longhi SpA                                                  4,371   67,501
#   DiaSorin SpA                                                     691   32,703
    Enel SpA                                                      62,616  276,257

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                   SHARES   VALUE++
                                                   ------- ----------
ITALY -- (Continued)
    Eni SpA                                         24,279 $  616,369
    Eni SpA Sponsored ADR                              600     30,480
    ERG SpA                                            971     11,858
    Esprinet SpA                                     1,834     13,332
*   Falck Renewables SpA                             2,083      3,547
*   Fiat SpA                                        21,453    168,336
#*  Finmeccanica SpA                                10,748     78,762
*   Gemina SpA                                       6,656     16,149
#   Geox SpA                                           707      1,936
*   Gruppo Editoriale L'Espresso SpA                 2,471      4,924
    Gtech Spa                                        1,126     34,196
#   Hera SpA                                        13,780     27,763
*   IMMSI SpA                                       13,995      8,641
*   Intek Group SpA                                  9,436      4,072
    Interpump Group SpA                              2,221     24,700
    Intesa Sanpaolo SpA                            140,170    347,744
    Iren SpA                                        22,837     34,145
    Italcementi SpA                                  3,075     27,348
*   Italmobiliare SpA                                  111      3,619
*   Mediaset SpA                                     9,368     46,781
*   Milano Assicurazioni SpA                         5,077      4,331
    Piaggio & C SpA                                  7,738     22,330
#   Pirelli & C. SpA                                 5,139     72,291
*   Prelios SpA                                        220        187
    Prysmian SpA                                     1,451     35,444
    Recordati SpA                                    2,408     31,630
*   Safilo Group SpA                                 1,166     23,838
    Saipem SpA                                       3,018     70,601
#*  Saras SpA                                        7,534      9,325
    Snam SpA                                        17,646     90,921
    Societa Cattolica di Assicurazioni S.c.r.l.      1,446     36,610
    Societa Iniziative Autostradali e Servizi SpA    3,086     32,330
    Sogefi SpA                                       5,901     33,559
*   Sorin SpA                                        5,946     16,381
    Telecom Italia SpA                             166,554    162,481
    Telecom Italia SpA Sponsored ADR                 6,420     62,659
    Tenaris SA                                       1,995     46,672
    Tenaris SA ADR                                   2,200    102,982
    Terna Rete Elettrica Nazionale SpA              18,558     91,869
    Tod's SpA                                          420     69,893
    UniCredit SpA                                   72,981    547,838
    Unione di Banche Italiane SCPA                   8,864     61,263
    Unipol Gruppo Finanziario SpA                   10,012     53,085
    Vittoria Assicurazioni SpA                       2,148     25,527
*   World Duty Free SpA                              1,407     15,589
*   Yoox SpA                                         2,170     78,064
                                                           ----------
TOTAL ITALY                                                 4,812,295
                                                           ----------
JAPAN -- (20.1%)
    77 Bank, Ltd. (The)                              5,000     24,729
    Accordia Golf Co., Ltd.                          3,700     40,608
    ADEKA Corp.                                      4,200     49,386

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Advan Co., Ltd.                                                 500 $  6,159
#   Advantest Corp.                                               1,800   21,542
#   Advantest Corp. ADR                                             500    6,150
#   Aeon Co., Ltd.                                               11,800  161,028
    Aica Kogyo Co., Ltd.                                          2,900   59,368
    Aichi Bank, Ltd. (The)                                          300   13,634
    Aichi Steel Corp.                                             2,000   10,252
    Aida Engineering, Ltd.                                        4,900   47,366
    Ain Pharmaciez, Inc.                                            600   26,026
    Air Water, Inc.                                               4,000   57,177
    Aisin Seiki Co., Ltd.                                         2,600  105,623
    Ajinomoto Co., Inc.                                           6,000   83,958
    Akita Bank, Ltd. (The)                                        7,000   17,575
    Alfresa Holdings Corp.                                        1,300   71,053
    Alpine Electronics, Inc.                                      2,300   27,845
*   Alps Electric Co., Ltd.                                       7,000   61,429
    Amada Co., Ltd.                                               6,000   51,615
    Amano Corp.                                                   3,100   30,371
    ANA Holdings, Inc.                                            5,000   10,446
    Anritsu Corp.                                                 2,000   26,224
    AOI Electronic Co., Ltd.                                        200    3,027
    AOKI Holdings, Inc.                                             800   26,611
    Aomori Bank, Ltd. (The)                                       6,000   15,650
#   Aoyama Trading Co., Ltd.                                      1,600   40,796
    Arakawa Chemical Industries, Ltd.                               300    3,013
    Arcland Sakamoto Co., Ltd.                                      900   13,445
    Arcs Co., Ltd.                                                2,023   37,919
#*  Arnest One Corp.                                              2,000   54,917
    Asahi Diamond Industrial Co., Ltd.                            3,400   33,006
    Asahi Glass Co., Ltd.                                        29,000  179,105
#   Asahi Group Holdings, Ltd.                                    5,500  148,745
    Asahi Kasei Corp.                                            44,000  334,866
    Asatsu-DK, Inc.                                                 300    8,245
    Asics Corp.                                                   4,300   75,812
    Astellas Pharma, Inc.                                         5,400  301,030
    Autobacs Seven Co., Ltd.                                      1,200   17,497
#   Avex Group Holdings, Inc.                                     2,300   58,281
    Axial Retailing, Inc.                                           400    6,508
    Azbil Corp.                                                   3,500   84,331
    Bando Chemical Industries, Ltd.                               3,000   11,705
#   Bank of Iwate, Ltd. (The)                                       300   13,625
    Bank of Kyoto, Ltd. (The)                                     5,000   44,056
    Bank of Okinawa, Ltd. (The)                                     300   11,611
    Bank of Saga, Ltd. (The)                                      8,000   17,191
    Bank of the Ryukyus, Ltd.                                     1,800   19,643
#   Benesse Holdings, Inc.                                        1,200   44,726
#   Bic Camera, Inc.                                                 60   29,499
    Bridgestone Corp.                                             6,200  212,553
    Brother Industries, Ltd.                                      5,600   63,629
    Bunka Shutter Co., Ltd.                                       6,000   33,642
    Calsonic Kansei Corp.                                         4,000   19,231
    Canon Electronics, Inc.                                       1,800   33,644

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Canon Marketing Japan, Inc.                                   3,600 $ 48,228
    Canon, Inc.                                                   6,300  198,807
#   Canon, Inc. Sponsored ADR                                     8,300  262,031
#   Casio Computer Co., Ltd.                                      9,200   88,057
    Cawachi, Ltd.                                                   500    9,405
    Central Glass Co., Ltd.                                       7,000   24,345
    Century Tokyo Leasing Corp.                                   2,300   72,761
*   Chiba Kogyo Bank, Ltd. (The)                                  3,300   25,152
    Chiyoda Co., Ltd.                                             1,200   26,339
    Chiyoda Corp.                                                 3,000   38,044
    Chubu Electric Power Co., Inc.                                6,400   94,740
    Chubu Shiryo Co., Ltd.                                        1,000    5,818
    Chugai Pharmaceutical Co., Ltd.                               3,000   70,489
    Chugoku Electric Power Co., Inc. (The)                        5,700   87,373
    Chugoku Marine Paints, Ltd.                                   2,000   11,425
    Chukyo Bank, Ltd. (The)                                       8,000   14,431
    Chuo Spring Co., Ltd.                                         1,000    3,126
    Citizen Holdings Co., Ltd.                                    9,500   67,779
    CKD Corp.                                                     5,100   47,343
    Cleanup Corp.                                                   600    5,265
    CMK Corp.                                                     2,600    7,493
    Coca-Cola Central Japan Co., Ltd.                               500    8,855
    Coca-Cola West Co., Ltd.                                      2,100   42,594
    Cocokara fine, Inc.                                             400   11,394
    COMSYS Holdings Corp.                                         1,600   22,214
    Cosel Co., Ltd.                                                 600    7,512
#*  Cosmo Oil Co., Ltd.                                          35,000   61,628
    Dai Nippon Printing Co., Ltd.                                14,000  147,084
    Dai-ichi Life Insurance Co., Ltd. (The)                         400    5,710
    Daibiru Corp.                                                 1,100   14,018
    Daicel Corp.                                                 10,000   84,288
    Daido Steel Co., Ltd.                                        17,000   97,756
    Daidoh, Ltd.                                                    500    3,422
#*  Daiei, Inc. (The)                                             1,350    4,681
    Daifuku Co., Ltd.                                             1,500   19,289
    Daihatsu Motor Co., Ltd.                                      2,000   38,832
    Daihen Corp.                                                  2,000    8,545
#   Daiichi Sankyo Co., Ltd.                                      8,000  148,327
    Daikin Industries, Ltd.                                       2,600  149,587
    Daikyo, Inc.                                                 12,000   37,276
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       4,000   16,638
    Dainippon Sumitomo Pharma Co., Ltd.                           4,900   65,935
    Daio Paper Corp.                                              1,000    7,404
    Daisan Bank, Ltd. (The)                                       2,000    3,278
    Daiseki Co., Ltd.                                             1,100   21,604
    Daito Trust Construction Co., Ltd.                              900   91,893
    Daiwa House Industry Co., Ltd.                               12,000  240,405
    Daiwa Securities Group, Inc.                                 19,000  173,542
    Daiwabo Holdings Co., Ltd.                                    8,000   15,331
    DCM Holdings Co., Ltd.                                        1,300    9,083
    Denki Kagaku Kogyo KK                                        20,000   83,875
    Denso Corp.                                                   4,200  201,887

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Dentsu, Inc.                                                  4,500 $170,020
    DIC Corp.                                                    32,000   92,644
#   Disco Corp.                                                     800   50,555
#   DMG Mori Seiki Co., Ltd.                                      1,900   30,822
    Doutor Nichires Holdings Co., Ltd.                            1,900   34,509
    Dowa Holdings Co., Ltd.                                      10,000   94,378
    Duskin Co., Ltd.                                              1,300   26,424
    East Japan Railway Co.                                        2,600  225,864
    Ebara Corp.                                                  18,000   96,774
#   EDION Corp.                                                   1,300    6,508
    Ehime Bank, Ltd. (The)                                        8,000   19,245
    Eighteenth Bank, Ltd. (The)                                   3,000    6,911
    Eisai Co., Ltd.                                               1,400   54,995
    Eizo Corp.                                                    1,100   27,069
    Electric Power Development Co., Ltd.                          1,700   54,328
    Enplas Corp.                                                    300   19,778
    ESPEC Corp.                                                     700    5,451
    Exedy Corp.                                                   1,300   38,610
    Ezaki Glico Co., Ltd.                                         1,000   11,110
    FALCO SD HOLDINGS Co., Ltd.                                     200    2,612
    FamilyMart Co., Ltd.                                          1,200   53,756
    Fancl Corp.                                                   1,500   17,838
    FANUC Corp.                                                   1,900  304,774
    Fast Retailing Co., Ltd.                                        300  100,984
    FCC Co., Ltd.                                                 2,100   47,974
    FIDEA Holdings Co., Ltd.                                      5,200   10,258
    Foster Electric Co., Ltd.                                     1,900   37,175
    FP Corp.                                                        500   38,635
    Fuji Co. Ltd/Ehime                                            1,000   17,996
    Fuji Corp., Ltd.                                              1,100    7,541
    Fuji Electric Co., Ltd.                                      22,000   98,624
    Fuji Heavy Industries, Ltd.                                   9,000  246,074
    Fuji Media Holdings, Inc.                                     2,800   55,819
    Fuji Oil Co. Ltd/Osaka                                        1,100   20,047
    Fuji Seal International, Inc.                                 1,300   39,228
    Fuji Soft, Inc.                                                 600   11,929
    FUJIFILM Holdings Corp.                                       6,700  163,907
    Fujikura, Ltd.                                               11,000   50,195
    Fujimori Kogyo Co., Ltd.                                      1,000   29,766
    Fujitec Co., Ltd.                                             6,000   73,779
    Fujitsu General, Ltd.                                         3,000   36,349
*   Fujitsu, Ltd.                                                47,000  201,922
    FuKoKu Co., Ltd.                                                200    1,707
    Fukui Bank, Ltd. (The)                                        7,000   15,267
    Fukuoka Financial Group, Inc.                                13,000   58,636
    Furukawa Co., Ltd.                                           17,000   35,441
#   Furukawa Electric Co., Ltd.                                  11,000   25,496
*   Futaba Industrial Co., Ltd.                                     500    1,863
    Fuyo General Lease Co., Ltd.                                    400   16,595
#   Geo Holdings Corp.                                              900    8,390
    Glory, Ltd.                                                   1,500   37,195
    Godo Steel, Ltd.                                              8,000   14,707

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Goldcrest Co., Ltd.                                           1,060 $ 28,359
    GS Yuasa Corp.                                                5,000   30,032
#*  GungHo Online Entertainment, Inc.                                27   17,038
    Gunma Bank, Ltd. (The)                                        4,000   23,145
    Gunze, Ltd.                                                   7,000   18,695
    H2O Retailing Corp.                                           3,000   25,493
    Hachijuni Bank, Ltd. (The)                                   15,000   92,664
    Hakuhodo DY Holdings, Inc.                                    6,200   47,952
    Hamamatsu Photonics KK                                          200    7,484
    Hankyu Hanshin Holdings, Inc.                                13,000   72,915
    Hanwa Co., Ltd.                                              12,000   55,832
*   Haseko Corp.                                                  6,800   50,402
    Heiwa Corp.                                                     500    8,383
    Heiwa Real Estate Co., Ltd.                                   2,100   38,037
    Heiwado Co., Ltd.                                               700   10,917
    HI-LEX Corp.                                                    100    2,155
    Hibiya Engineering, Ltd.                                        800    9,732
    Hino Motors, Ltd.                                             2,000   28,259
    Hitachi Chemical Co., Ltd.                                    3,300   50,628
    Hitachi Construction Machinery Co., Ltd.                      3,200   67,771
    Hitachi High-Technologies Corp.                               2,100   48,300
    Hitachi Koki Co., Ltd.                                        3,900   28,588
    Hitachi Kokusai Electric, Inc.                                2,000   26,869
#   Hitachi Metals, Ltd.                                          4,110   55,344
    Hitachi Transport System, Ltd.                                1,100   17,443
    Hitachi Zosen Corp.                                           4,500   35,781
    Hitachi, Ltd.                                                15,000  104,927
    Hitachi, Ltd. ADR                                             3,100  216,132
    Hogy Medical Co., Ltd.                                          300   17,456
*   Hokkaido Electric Power Co., Inc.                             4,900   63,122
    Hokuetsu Bank, Ltd. (The)                                    16,000   33,183
#   Hokuetsu Kishu Paper Co., Ltd.                                4,500   20,967
    Hokuhoku Financial Group, Inc.                               11,000   22,681
    Hokuriku Electric Power Co.                                   6,200   88,309
    Hokuto Corp.                                                    700   13,429
    Honda Motor Co., Ltd.                                        14,100  563,054
    Honda Motor Co., Ltd. Sponsored ADR                           8,100  323,676
    Horiba, Ltd.                                                  1,300   47,503
    Hoshizaki Electric Co., Ltd.                                    600   21,987
    Hosiden Corp.                                                 5,900   32,248
    House Foods Group, Inc.                                       2,300   36,431
    Hoya Corp.                                                    1,400   33,571
    Hyakugo Bank, Ltd. (The)                                      6,000   24,398
    Ibiden Co., Ltd.                                              2,800   48,539
#   Ichigo Group Holdings Co., Ltd.                               2,000    8,295
    Idemitsu Kosan Co., Ltd.                                        700   58,599
    IHI Corp.                                                    20,000   84,686
    Iino Kaiun Kaisha, Ltd.                                       6,200   40,831
#   Imperial Hotel, Ltd.                                            400    9,798
    Inaba Denki Sangyo Co., Ltd.                                    800   24,082
    Inaba Seisakusho Co., Ltd.                                      600    7,796
    Inabata & Co., Ltd.                                           1,200   11,769

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Inageya Co., Ltd.                                             2,000 $ 20,651
    Ines Corp.                                                      500    3,312
    Inpex Corp.                                                  16,000  184,831
    Iseki & Co., Ltd.                                             6,000   19,508
    Isetan Mitsukoshi Holdings, Ltd.                              6,840  103,662
    Isuzu Motors, Ltd.                                           12,000   74,731
#   Ito En, Ltd.                                                    600   13,485
    ITOCHU Corp.                                                 13,400  161,123
#   Itochu Techno-Solutions Corp.                                   700   27,461
    Itoham Foods, Inc.                                            9,000   37,938
    Iwatani Corp.                                                 9,000   41,450
    Izumi Co., Ltd.                                                 700   22,767
    Izumiya Co., Ltd.                                             4,000   18,888
    J Front Retailing Co., Ltd.                                   9,000   70,032
    Japan Airport Terminal Co., Ltd.                                700   16,973
    Japan Aviation Electronics Industry, Ltd.                     2,000   20,135
    Japan Exchange Group, Inc.                                    2,000   46,496
#   Japan Steel Works, Ltd. (The)                                14,000   78,211
    Japan Tobacco, Inc.                                           3,200  115,788
    Japan Wool Textile Co., Ltd. (The)                            1,000    7,877
    JFE Holdings, Inc.                                            8,200  186,424
    JGC Corp.                                                     3,000  114,791
    Joshin Denki Co., Ltd.                                        2,000   16,285
    JSR Corp.                                                     2,800   53,334
    JTEKT Corp.                                                   6,900   88,584
    Juroku Bank, Ltd. (The)                                       8,000   31,322
#   JVC Kenwood Corp.                                             3,820    7,482
    JX Holdings, Inc.                                            45,120  223,103
    K's Holdings Corp.                                            1,419   41,666
    Kadokawa Corp.                                                1,200   43,781
    Kagoshima Bank, Ltd. (The)                                    2,000   13,463
    Kajima Corp.                                                 22,403   95,085
    Kakaku.com, Inc.                                              4,000   77,365
    Kaken Pharmaceutical Co., Ltd.                                1,000   15,617
    Kamei Corp.                                                   2,000   14,892
    Kanamoto Co., Ltd.                                            2,000   54,023
    Kaneka Corp.                                                 12,000   76,146
    Kanematsu Corp.                                              16,000   21,703
*   Kansai Electric Power Co., Inc. (The)                        13,300  168,338
#   Kansai Paint Co., Ltd.                                        7,000   94,058
    Kao Corp.                                                     4,800  159,857
    Katakura Industries Co., Ltd.                                 1,200   14,237
    Kato Sangyo Co., Ltd.                                           900   18,475
#   Kawasaki Heavy Industries, Ltd.                              30,000  117,226
    Kawasaki Kisen Kaisha, Ltd.                                  38,000   87,112
    KDDI Corp.                                                    7,200  389,927
    Keihin Corp.                                                    600    9,803
    Kewpie Corp.                                                  3,500   52,661
    Kikkoman Corp.                                                4,000   72,902
    Kinden Corp.                                                  2,000   21,966
    Kintetsu Corp.                                               20,000   73,603
    Kintetsu World Express, Inc.                                    800   30,534

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Kirin Holdings Co., Ltd.                                     10,000 $146,155
    Kitz Corp.                                                    7,500   32,318
*   Kiyo Bank Ltd (The)                                           1,000   13,292
    Koa Corp.                                                       900    8,462
    Kobayashi Pharmaceutical Co., Ltd.                              600   33,595
*   Kobe Steel, Ltd.                                             81,000  143,076
#   Kohnan Shoji Co., Ltd.                                        1,900   19,986
    Koito Manufacturing Co., Ltd.                                 1,000   18,204
    Kokuyo Co., Ltd.                                              4,400   33,672
#   Komatsu, Ltd.                                                11,700  256,702
    Konica Minolta, Inc.                                         14,000  115,933
    Konishi Co., Ltd.                                               300    6,046
    Kose Corp.                                                    1,300   37,992
    Kubota Corp.                                                  8,000  118,453
    Kubota Corp. Sponsored ADR                                    1,000   73,990
    Kurabo Industries, Ltd.                                      13,000   22,674
    Kuraray Co., Ltd.                                             6,300   73,970
    Kureha Corp.                                                 10,000   38,565
    Kurimoto, Ltd.                                                8,000   22,800
#   Kurita Water Industries, Ltd.                                 4,700  102,573
    Kuroda Electric Co., Ltd.                                     1,800   25,214
    KYB Co., Ltd.                                                 3,000   17,371
    Kyocera Corp.                                                 2,400  124,633
    Kyocera Corp. Sponsored ADR                                   2,000  105,900
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              2,700   33,760
    Kyokuyo Co., Ltd.                                             2,000    5,454
    KYORIN Holdings, Inc.                                         2,000   42,636
    Kyowa Exeo Corp.                                              2,000   23,749
    Kyowa Hakko Kirin Co., Ltd.                                   8,000   88,360
*   Kyushu Electric Power Co., Inc.                               6,600   92,927
    Lawson, Inc.                                                    500   40,097
    LEC, Inc.                                                       400    5,096
#   Life Corp.                                                    1,400   23,291
    Lintec Corp.                                                  1,100   22,815
    Lion Corp.                                                    5,000   30,008
    LIXIL Group Corp.                                             6,200  145,531
    M3, Inc.                                                         24   65,726
    Maeda Corp.                                                   7,000   50,364
    Maeda Road Construction Co., Ltd.                             1,000   17,781
    Makino Milling Machine Co., Ltd.                              7,000   45,835
    Makita Corp.                                                  1,200   60,683
    Mandom Corp.                                                  1,000   34,331
    Mars Engineering Corp.                                          300    5,736
#   Marubeni Corp.                                               14,000  109,612
    Marubun Corp.                                                   800    3,687
    Marudai Food Co., Ltd.                                        1,000    3,145
    Maruha Nichiro Holdings, Inc.                                13,000   24,931
    Marui Group Co., Ltd.                                         4,600   44,034
    Marusan Securities Co., Ltd.                                  3,900   32,144
    Max Co., Ltd.                                                 2,000   22,479
*   Mazda Motor Corp.                                            95,000  427,643
    Medipal Holdings Corp.                                        4,500   60,678

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
#   Megmilk Snow Brand Co., Ltd.                                   2,100 $ 29,822
    Meidensha Corp.                                                4,000   14,960
    MEIJI Holdings Co., Ltd.                                         300   16,770
    Meitec Corp.                                                     300    7,997
    Michinoku Bank, Ltd. (The)                                     3,000    6,236
    Minato Bank, Ltd. (The)                                        8,000   13,951
    Minebea Co., Ltd.                                             10,000   55,360
    Miraca Holdings, Inc.                                            600   27,035
#   MISUMI Group, Inc.                                               600   17,565
    Mitsuba Corp.                                                  2,000   29,849
    Mitsubishi Chemical Holdings Corp.                            44,500  208,315
    Mitsubishi Corp.                                              12,780  258,553
    Mitsubishi Electric Corp.                                     26,000  285,791
    Mitsubishi Estate Co., Ltd.                                   13,000  371,535
    Mitsubishi Gas Chemical Co., Inc.                             14,369  117,432
    Mitsubishi Heavy Industries, Ltd.                             40,000  254,211
    Mitsubishi Logistics Corp.                                     3,000   41,691
    Mitsubishi Materials Corp.                                    30,000  117,372
#*  Mitsubishi Motors Corp.                                        5,800   65,175
*   Mitsubishi Paper Mills, Ltd.                                  11,000    9,975
    Mitsubishi Pencil Co., Ltd.                                      600   15,658
    Mitsubishi Steel Manufacturing Co., Ltd.                       3,000    8,515
    Mitsubishi Tanabe Pharma Corp.                                 6,200   87,443
    Mitsubishi UFJ Financial Group, Inc.                         116,200  739,992
#   Mitsubishi UFJ Financial Group, Inc. ADR                      25,043  160,275
    Mitsuboshi Belting Co., Ltd.                                   4,000   20,620
    Mitsui & Co., Ltd.                                            11,800  168,574
    Mitsui & Co., Ltd. Sponsored ADR                                 473  135,278
#   Mitsui Chemicals, Inc.                                        50,000  132,915
    Mitsui Engineering & Shipbuilding Co., Ltd.                   21,000   41,223
    Mitsui Fudosan Co., Ltd.                                       7,000  231,881
    Mitsui Home Co., Ltd.                                          3,000   15,114
    Mitsui Mining & Smelting Co., Ltd.                            14,000   35,689
    Mitsui OSK Lines, Ltd.                                        26,000  110,054
    Mitsui-Soko Co., Ltd.                                          2,000   10,048
*   Mitsumi Electric Co., Ltd.                                     2,400   16,184
    Miura Co., Ltd.                                                1,700   44,591
    Miyazaki Bank, Ltd. (The)                                      7,000   20,316
    Mizuho Financial Group, Inc.                                 221,040  463,977
#   Mizuho Financial Group, Inc. ADR                              11,600   48,720
#   Mizuno Corp.                                                   6,000   33,882
    Mochida Pharmaceutical Co., Ltd.                                 400   25,318
    Modec, Inc.                                                      400   12,128
    Morinaga & Co., Ltd.                                          11,000   23,407
#   Morinaga Milk Industry Co., Ltd.                              14,000   43,653
    Morita Holdings Corp.                                          3,000   26,389
    Mory Industries, Inc.                                          2,000    8,422
    MOS Food Services, Inc.                                          700   13,572
    Moshi Moshi Hotline, Inc.                                      2,100   26,396
    MS&AD Insurance Group Holdings                                 6,752  174,589
    Murata Manufacturing Co., Ltd.                                 1,700  136,459
#   Musashi Seimitsu Industry Co., Ltd.                              300    7,079

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Nabtesco Corp.                                                 1,000 $ 24,408
    Nachi-Fujikoshi Corp.                                          9,000   44,187
    Nagase & Co., Ltd.                                             2,000   24,913
    Nakamuraya Co., Ltd.                                           1,000    4,124
    Namco Bandai Holdings, Inc.                                    4,300   81,057
    Namura Shipbuilding Co., Ltd.                                  3,400   49,233
    Nankai Electric Railway Co., Ltd.                             19,000   70,976
    Nanto Bank, Ltd. (The)                                         3,000   11,878
    Natori Co., Ltd.                                                 500    4,915
    NEC Corp.                                                     79,000  177,448
    NEC Networks & System Integration Corp.                        1,600   40,287
#   NET One Systems Co., Ltd.                                      3,200   22,323
#   NGK Insulators, Ltd.                                           6,000  100,920
    NGK Spark Plug Co., Ltd.                                       5,000  114,190
    NHK Spring Co., Ltd.                                           3,000   31,403
    Nichia Steel Works, Ltd.                                       1,000    3,658
#   Nichias Corp.                                                  4,000   27,062
    Nichicon Corp.                                                 1,300   13,615
    Nichiha Corp.                                                  2,000   28,701
    Nichii Gakkan Co.                                              3,100   31,070
    Nichirei Corp.                                                 7,000   36,132
#   Nidec Corp.                                                      400   38,981
    Nidec Corp. ADR                                                2,800   68,264
#   Nifco, Inc.                                                    1,200   31,978
    Nihon Kohden Corp.                                               700   28,831
    Nihon Nohyaku Co., Ltd.                                        4,000   47,945
    Nihon Parkerizing Co., Ltd.                                    1,000   19,535
    Nihon Yamamura Glass Co., Ltd.                                 3,000    5,527
    Nikkiso Co., Ltd.                                              3,000   37,114
    Nikon Corp.                                                    6,400  118,312
    Nippo Corp.                                                    3,000   56,283
*   Nippon Chemi-Con Corp.                                         6,000   27,115
    Nippon Coke & Engineering Co., Ltd.                            3,500    4,435
    Nippon Denko Co., Ltd.                                         2,000    5,825
    Nippon Densetsu Kogyo Co., Ltd.                                2,000   25,000
#   Nippon Electric Glass Co., Ltd.                               15,000   77,156
    Nippon Flour Mills Co., Ltd.                                   2,000    9,648
    Nippon Gas Co., Ltd.                                             900   10,064
    Nippon Kayaku Co., Ltd.                                        4,000   56,080
    Nippon Konpo Unyu Soko Co., Ltd.                               1,000   17,432
    Nippon Light Metal Holdings Co., Ltd.                         33,000   47,249
    Nippon Meat Packers, Inc.                                      5,000   73,206
    Nippon Paint Co., Ltd.                                         6,000  100,918
#   Nippon Paper Industries Co., Ltd.                              4,900   78,077
    Nippon Road Co., Ltd. (The)                                    5,000   31,140
    Nippon Seiki Co., Ltd.                                         1,000   16,304
*   Nippon Sheet Glass Co., Ltd.                                  27,800   36,055
    Nippon Shinyaku Co., Ltd.                                      1,000   17,238
    Nippon Shokubai Co., Ltd.                                      5,000   61,337
    Nippon Signal Co., Ltd.                                        2,700   20,534
    Nippon Soda Co., Ltd.                                          8,000   49,011
    Nippon Steel & Sumitomo Metal Corp.                          146,800  484,521

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
*   Nippon Suisan Kaisha, Ltd.                                    5,100 $ 10,402
    Nippon Synthetic Chemical Industry Co., Ltd. (The)            4,000   38,565
    Nippon Telegraph & Telephone Corp.                            1,700   88,367
    Nippon Telegraph & Telephone Corp. ADR                        6,000  156,600
    Nippon Television Holdings, Inc.                              1,800   32,974
    Nippon Thompson Co., Ltd.                                     3,000   16,328
    Nippon Valqua Industries, Ltd.                                3,000    8,405
#*  Nippon Yakin Kogyo Co., Ltd.                                  2,000    6,627
#   Nippon Yusen KK                                              32,405   99,013
    Nishimatsu Construction Co., Ltd.                            13,000   45,895
    Nishimatsuya Chain Co., Ltd.                                  2,600   19,277
    Nissan Chemical Industries, Ltd.                              5,700   89,609
    Nissan Motor Co., Ltd.                                       26,700  268,102
    Nissan Shatai Co., Ltd.                                       4,000   68,964
#   Nisshin Oillio Group, Ltd. (The)                              2,000    6,720
#   Nisshin Seifun Group, Inc.                                    8,800   95,404
    Nisshin Steel Holdings Co., Ltd.                              3,700   49,336
    Nisshinbo Holdings, Inc.                                      5,000   44,161
    Nissin Foods Holdings Co., Ltd.                                 900   38,524
    Nissin Kogyo Co., Ltd.                                          700   13,094
    Nitta Corp.                                                     800   16,850
    Nitto Boseki Co., Ltd.                                        8,000   37,196
#   Nitto Denko Corp.                                             2,400  125,858
    Nitto Kogyo Corp.                                               700   11,067
    NKSJ Holdings, Inc.                                           1,500   38,828
    NOF Corp.                                                     2,000   13,907
    NOK Corp.                                                     3,200   49,467
    Nomura Holdings, Inc.                                        26,400  195,018
    Nomura Holdings, Inc. ADR                                    14,000  103,040
    Nomura Real Estate Holdings, Inc.                               900   22,771
#   Nomura Research Institute, Ltd.                               1,200   40,275
    Noritake Co., Ltd/Nagoya                                     10,000   27,191
    Noritz Corp.                                                    500   11,590
    North Pacific Bank, Ltd.                                      8,000   34,931
    NSD Co., Ltd.                                                 2,400   29,353
    NSK, Ltd.                                                     9,000   96,141
*   NTN Corp.                                                    14,000   67,296
#   NTT Data Corp.                                                2,500   83,112
    NTT DOCOMO, Inc.                                             15,700  249,081
    NTT DOCOMO, Inc. Sponsored ADR                                4,886   77,541
    Obayashi Corp.                                               15,000   96,107
*   Ohara, Inc.                                                     300    1,866
#   Oiles Corp.                                                   1,500   33,514
    Oita Bank, Ltd. (The)                                         2,000    7,336
    Oji Holdings Corp.                                           23,000  105,111
    Okamura Corp.                                                 3,000   21,681
    Okinawa Electric Power Co., Inc. (The)                          500   17,374
    OKUMA Corp.                                                   2,000   16,895
    Okumura Corp.                                                 7,000   33,237
    Okura Industrial Co., Ltd.                                    2,000    7,085
*   Olympus Corp.                                                 2,500   79,978
    Omron Corp.                                                   3,500  133,564

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Onward Holdings Co., Ltd.                                     4,000 $ 33,107
    Osaka Gas Co., Ltd.                                          30,000  126,362
#   OSAKA Titanium Technologies Co.                               1,700   37,101
#   Osaki Electric Co., Ltd.                                      1,000    6,593
    OSG Corp.                                                     1,100   17,794
    Otsuka Corp.                                                    300   38,911
#   Pacific Metals Co., Ltd.                                      7,000   25,651
    PanaHome Corp.                                                5,000   33,825
    Panasonic Corp.                                              16,500  169,114
    Panasonic Corp. Sponsored ADR                                24,160  251,747
    Panasonic Information Systems                                   300    7,947
#   Parco Co., Ltd.                                                 200    2,056
    Paris Miki Holdings, Inc.                                     2,800   13,084
#   Park24 Co., Ltd.                                              1,700   33,192
    Penta-Ocean Construction Co., Ltd.                            9,500   28,723
#   Pigeon Corp.                                                  1,400   72,230
    Piolax, Inc.                                                    500   17,237
#*  Pioneer Corp.                                                 8,000   14,726
    Pola Orbis Holdings, Inc.                                       600   20,329
    Press Kogyo Co., Ltd.                                         6,000   26,320
    Pronexus, Inc.                                                  600    3,898
    Rakuten, Inc.                                                 5,300   69,057
    Rengo Co., Ltd.                                               7,000   37,439
    Resona Holdings, Inc.                                        22,200  115,478
    Resorttrust, Inc.                                             1,100   41,902
    Ricoh Co., Ltd.                                              21,000  221,777
    Ricoh Leasing Co., Ltd.                                         600   17,180
    Riken Corp.                                                   5,000   21,882
#   Rinnai Corp.                                                    800   61,920
    Riso Kagaku Corp.                                             1,400   31,187
    Rohm Co., Ltd.                                                2,200   90,305
    Rohto Pharmaceutical Co., Ltd.                                3,000   43,537
    Round One Corp.                                               2,400   12,733
#   Royal Holdings Co., Ltd.                                      1,800   28,877
    Ryobi, Ltd.                                                   9,000   39,776
    Ryohin Keikaku Co., Ltd.                                        725   72,323
    Ryosan Co., Ltd.                                              1,400   27,107
    Saibu Gas Co., Ltd.                                           5,000   12,431
    Saizeriya Co., Ltd.                                           1,800   22,250
    Sakata Seed Corp.                                             1,800   24,569
    San-A Co., Ltd.                                               1,400   39,900
    Sangetsu Co., Ltd.                                            1,000   26,541
    Sanki Engineering Co., Ltd.                                   3,000   18,731
    Sankyo Co., Ltd.                                                400   19,024
    Sankyu, Inc.                                                  8,000   28,636
#   Sanrio Co., Ltd.                                                300   16,486
    Santen Pharmaceutical Co., Ltd.                                 800   40,613
    Sanyo Chemical Industries, Ltd.                               2,000   13,764
    Sanyo Shokai, Ltd.                                            9,000   24,835
    Sanyo Special Steel Co., Ltd.                                 3,000   16,178
    Sapporo Holdings, Ltd.                                       15,000   66,700
#   Sawai Pharmaceutical Co., Ltd.                                1,000   73,103

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    SCSK Corp.                                                    1,743 $ 44,185
    Secom Co., Ltd.                                               2,000  120,485
    Sega Sammy Holdings, Inc.                                     1,800   46,144
    Seikagaku Corp.                                               1,400   18,163
    Seiko Epson Corp.                                             6,300  102,839
    Seiko Holdings Corp.                                          7,000   31,508
    Seino Holdings Co., Ltd.                                      2,000   19,752
    Seiren Co., Ltd.                                              1,800   11,487
    Sekisui Chemical Co., Ltd.                                   11,000  127,803
    Sekisui House, Ltd.                                          20,000  287,077
    Sekisui Jushi Corp.                                           2,000   29,119
    Sekisui Plastics Co., Ltd.                                    5,000   14,137
    Senko Co., Ltd.                                               2,320   12,512
    Senshukai Co., Ltd.                                           1,600   13,852
    Seven & I Holdings Co., Ltd.                                  7,400  273,864
#*  Sharp Corp.                                                  36,000  106,492
    Shiga Bank, Ltd. (The)                                        8,000   43,723
    Shikoku Bank, Ltd. (The)                                      6,000   13,897
*   Shikoku Electric Power Co., Inc.                              5,600   99,955
    Shima Seiki Manufacturing, Ltd.                                 300    6,155
    Shimachu Co., Ltd.                                              700   16,999
    Shimadzu Corp.                                                7,000   68,547
    Shimano, Inc.                                                   300   26,257
    Shimizu Corp.                                                31,000  158,981
    Shin-Etsu Chemical Co., Ltd.                                  4,400  248,785
    Shindengen Electric Manufacturing Co., Ltd.                   1,000    6,435
    Shinko Electric Industries Co., Ltd.                          1,300   11,589
    Shinmaywa Industries, Ltd.                                    4,000   31,340
    Shionogi & Co., Ltd.                                          4,600  101,791
    Ship Healthcare Holdings, Inc.                                  500   20,517
    Shiroki Corp.                                                 5,000   11,215
    Shiseido Co., Ltd.                                            5,900  100,931
    Shizuoka Bank, Ltd. (The)                                     8,000   90,011
    Shizuoka Gas Co., Ltd.                                        3,000   19,867
    Showa Corp.                                                   1,800   24,983
#   Showa Denko KK                                               63,000   85,425
    Showa Shell Sekiyu KK                                         9,600  103,208
    Sinanen Co., Ltd.                                             4,000   15,602
    Sintokogio, Ltd.                                              4,000   30,099
    SKY Perfect JSAT Holdings, Inc.                               2,700   15,591
    Softbank Corp.                                                7,684  573,863
    Sohgo Security Services Co., Ltd.                               800   16,172
    Sojitz Corp.                                                 38,600   74,953
    Sony Corp.                                                    5,100   88,968
    Sony Corp. Sponsored ADR                                     14,427  248,866
    Space Co., Ltd.                                                 200    1,863
    SRA Holdings                                                    600    6,711
    Stanley Electric Co., Ltd.                                    1,900   44,196
    Star Micronics Co., Ltd.                                        700    7,533
    Start Today Co., Ltd.                                         1,400   39,032
    Starzen Co., Ltd.                                             3,000    8,301
    Sugi Holdings Co., Ltd.                                       1,200   50,189

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Sumco Corp.                                                   3,000 $ 27,260
    Suminoe Textile Co., Ltd.                                     5,000   14,800
    Sumitomo Bakelite Co., Ltd.                                   9,000   32,453
#   Sumitomo Chemical Co., Ltd.                                  50,231  183,965
    Sumitomo Corp.                                                8,600  111,914
    Sumitomo Electric Industries, Ltd.                           14,900  223,267
    Sumitomo Forestry Co., Ltd.                                   7,200   83,764
    Sumitomo Heavy Industries, Ltd.                              23,000  101,797
    Sumitomo Metal Mining Co., Ltd.                              16,000  221,609
    Sumitomo Mitsui Financial Group, Inc.                        11,900  575,197
#   Sumitomo Mitsui Trust Holdings, Inc.                         27,000  133,355
    Sumitomo Osaka Cement Co., Ltd.                              11,000   44,383
    Sumitomo Realty & Development Co., Ltd.                       2,000   94,633
    Sumitomo Rubber Industries, Ltd.                              2,400   33,412
    Sumitomo Warehouse Co., Ltd. (The)                            3,000   17,595
    Suzuken Co. Ltd/Aichi Japan                                   2,100   75,830
    Suzuki Motor Corp.                                            4,900  123,212
#   Sysmex Corp.                                                  1,400   92,740
    T&D Holdings, Inc.                                            8,300   99,648
    Tachi-S Co., Ltd.                                               400    6,384
    Tadano, Ltd.                                                  1,000   13,751
#   Taiheiyo Cement Corp.                                        24,000  101,789
    Taikisha, Ltd.                                                1,200   27,894
    Taisei Corp.                                                 43,000  220,602
#   Taiyo Nippon Sanso Corp.                                      9,000   61,716
#   Taiyo Yuden Co., Ltd.                                         2,900   37,172
    Takamatsu Construction Group Co., Ltd.                          700   13,105
    Takara Holdings, Inc.                                         4,000   36,681
    Takara Standard Co., Ltd.                                     5,000   40,229
    Takasago International Corp.                                  2,000   11,119
    Takasago Thermal Engineering Co., Ltd.                        3,000   25,072
    Takashimaya Co., Ltd.                                         8,000   76,328
    Takata Corp.                                                  1,000   25,222
    Takeda Pharmaceutical Co., Ltd.                              10,600  505,138
    Tayca Corp.                                                   3,000    9,108
    TDK Corp.                                                     2,000   85,000
    TDK Corp. Sponsored ADR                                       1,200   50,880
#   Teijin, Ltd.                                                 43,000   96,555
    Terumo Corp.                                                  1,700   82,332
#   THK Co., Ltd.                                                 3,800   82,948
    TKC Corp.                                                       400    6,642
*   Toa Corp.                                                    13,000   31,592
    Toagosei Co., Ltd.                                            7,000   31,743
    TOC Co., Ltd.                                                 2,800   22,747
    Tochigi Bank, Ltd. (The)                                      5,000   19,120
    Toda Corp.                                                    3,000   10,967
    Toei Co., Ltd.                                                5,000   30,072
    Toho Bank, Ltd. (The)                                         3,000    9,418
    Toho Co. Ltd/Kobe                                             1,000    3,612
    Toho Holdings Co., Ltd.                                       2,900   56,145
    Toho Zinc Co., Ltd.                                           5,000   15,069
*   Tohoku Electric Power Co., Inc.                               5,100   61,731

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
JAPAN -- (Continued)
    Tokai Carbon Co., Ltd.                                        8,000 $   27,504
    Tokai Rika Co., Ltd.                                          1,800     38,169
    Tokai Tokyo Financial Holdings, Inc.                          7,000     58,715
    Token Corp.                                                     120      6,374
    Tokio Marine Holdings, Inc.                                   8,300    272,111
    Tokushu Tokai Paper Co., Ltd.                                 4,000      8,227
    Tokuyama Corp.                                                8,000     30,944
    Tokyo Broadcasting System Holdings, Inc.                      1,600     21,082
    Tokyo Dome Corp.                                              2,000     13,754
*   Tokyo Electric Power Co., Inc.                                5,300     28,286
    Tokyo Electron, Ltd.                                          3,400    186,567
    Tokyo Energy & Systems, Inc.                                  2,000     10,642
    Tokyo Gas Co., Ltd.                                          28,000    151,929
    Tokyo Seimitsu Co., Ltd.                                        700     13,366
#*  Tokyo Steel Manufacturing Co., Ltd.                             400      2,149
    Tokyo Tatemono Co., Ltd.                                     16,000    150,208
    Tokyo Tomin Bank, Ltd. (The)                                    500      5,358
*   Tokyu Fudosan Holdings Corp.                                 14,000    137,537
    TOMONY Holdings, Inc.                                         1,800      6,800
    Tomy Co., Ltd.                                                  800      4,123
    Tonami Holdings Co., Ltd.                                     3,000      6,547
    TonenGeneral Sekiyu KK                                        6,000     55,737
    Toppan Forms Co., Ltd.                                        1,300     12,125
    Toppan Printing Co., Ltd.                                    16,000    126,374
    Topre Corp.                                                     300      4,209
    Topy Industries, Ltd.                                         8,000     17,535
#   Toray Industries, Inc.                                       18,000    112,477
    Toshiba Corp.                                                52,000    221,014
    Toshiba Machine Co., Ltd.                                     8,000     41,375
    Toshiba Plant Systems & Services Corp.                        2,000     35,289
    Toshiba TEC Corp.                                             2,000     12,318
    Tosoh Corp.                                                  23,000     88,013
    Totetsu Kogyo Co., Ltd.                                       1,300     29,279
    TOTO, Ltd.                                                    8,000    113,138
    Towa Pharmaceutical Co., Ltd.                                   200     10,007
    Toyo Ink SC Holdings Co., Ltd.                                3,000     15,294
    Toyo Seikan Group Holdings, Ltd.                              6,600    137,167
    Toyo Tire & Rubber Co., Ltd.                                 12,000     70,115
    Toyobo Co., Ltd.                                             23,000     44,198
    Toyoda Gosei Co., Ltd.                                        1,700     42,508
    Toyota Boshoku Corp.                                          1,900     25,449
    Toyota Motor Corp.                                            2,455    159,178
    Toyota Motor Corp. Sponsored ADR                             11,495  1,487,683
    Toyota Tsusho Corp.                                           2,800     77,776
    Trusco Nakayama Corp.                                           400      8,516
    TS Tech Co., Ltd.                                               900     33,719
    TSI Holdings Co., Ltd.                                          660      4,665
    Tsubakimoto Chain Co.                                         2,000     13,250
#   Tsugami Corp.                                                 1,000      5,026
    Tsukuba Bank, Ltd. (The)                                      5,900     20,632
    Tsumura & Co.                                                 1,500     47,145
    Tsuruha Holdings, Inc.                                          600     54,473

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
JAPAN -- (Continued)
#   U-Shin, Ltd.                                                  1,600 $    11,902
    Ube Industries, Ltd.                                         49,000     101,425
*   Ulvac, Inc.                                                   4,200      42,950
    Unicharm Corp.                                                1,800     115,612
    Unipres Corp.                                                 1,300      26,232
#   Universal Entertainment Corp.                                   500       9,957
    UNY Group Holdings Co., Ltd.                                  6,200      39,124
    Ushio, Inc.                                                   2,700      34,103
    Valor Co., Ltd.                                               1,200      17,320
    Vital KSK Holdings, Inc.                                      1,000       7,014
    Wacoal Holdings Corp.                                         3,000      32,214
    West Japan Railway Co.                                        1,700      76,228
    Xebio Co., Ltd.                                               1,700      36,760
    Yachiyo Bank, Ltd. (The)                                        400      10,912
    Yahoo Japan Corp.                                            10,000      46,657
    Yaizu Suisankagaku Industry Co., Ltd.                           200       1,770
    Yakult Honsha Co., Ltd.                                       1,300      66,032
#   Yamada Denki Co., Ltd.                                       22,000      61,710
    Yamagata Bank, Ltd. (The)                                     2,000       8,328
    Yamaha Corp.                                                  8,500     126,909
    Yamaha Motor Co., Ltd.                                        5,200      79,656
    Yamanashi Chuo Bank, Ltd. (The)                               2,000       8,444
    Yamato Holdings Co., Ltd.                                     3,000      64,518
    Yamazaki Baking Co., Ltd.                                     2,000      20,362
#   Yaskawa Electric Corp.                                        3,000      38,852
    Yellow Hat, Ltd.                                                400       7,285
    Yodogawa Steel Works, Ltd.                                    2,000       9,047
    Yokogawa Electric Corp.                                       2,400      31,365
#   Yokohama Reito Co., Ltd.                                      3,900      30,868
    Yokohama Rubber Co., Ltd. (The)                               6,000      58,689
    Yondenko Corp.                                                2,000       7,064
    Yorozu Corp.                                                    600      11,839
#   Zensho Holdings Co., Ltd.                                       800       9,130
    Zeon Corp.                                                    9,000     107,254
                                                                        -----------
TOTAL JAPAN                                                              45,291,496
                                                                        -----------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV                                        3,416     101,991
    Aegon NV                                                     17,304     137,686
    Akzo Nobel NV                                                 6,251     453,787
#   APERAM                                                        2,305      39,380
    Arcadis NV                                                      907      28,444
    ArcelorMittal(B03XPL1)                                       12,432     195,812
#   ArcelorMittal(B295F26)                                        1,709      26,934
    ASM International NV                                          1,439      47,266
#   ASML Holding NV(B929F46)                                      1,373     129,998
    ASML Holding NV(B908F01)                                      1,642     155,399
    BinckBank NV                                                  2,442      23,494
#   Brunel International NV                                         532      31,228
    Corbion NV                                                    3,066      71,032
    Delta Lloyd NV                                                2,351      49,845
    Fugro NV                                                      1,775     110,974

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
NETHERLANDS -- (Continued)
    Gemalto NV                                                    1,658 $  186,093
    Heijmans NV                                                   1,353     17,947
#   Heineken NV                                                   1,465    100,949
    Hunter Douglas NV                                               235     10,146
#*  ING Groep NV Sponsored ADR                                   56,475    718,362
    Kendrion NV                                                     337     10,569
    Koninklijke Ahold NV                                         22,669    430,859
#   Koninklijke BAM Groep NV                                      7,103     37,777
    Koninklijke DSM NV                                            4,847    366,397
*   Koninklijke KPN NV                                           23,895     76,078
    Koninklijke Philips NV(500472303)                            11,642    412,243
    Koninklijke Philips NV(5986622)                              16,162    571,176
    Koninklijke Ten Cate NV                                       1,115     33,854
    Nutreco NV                                                    2,038     99,629
*   PostNL NV                                                     7,305     38,171
    Randstad Holding NV                                           3,983    245,307
    Reed Elsevier NV                                              3,948     79,373
    Reed Elsevier NV Sponsored ADR                                2,642    106,340
#*  Royal Imtech NV                                                 616      1,813
*   SBM Offshore NV                                               6,909    144,609
    Sligro Food Group NV                                            404     15,131
    Telegraaf Media Groep NV                                        581      7,579
    TKH Group NV                                                  1,133     36,195
    TNT Express NV                                                3,969     36,592
#*  TomTom NV                                                     2,056     15,875
    Unilever NV(B12T3J1)                                          4,559    180,744
    Unilever NV(904784709)                                        3,158    125,436
    Unit4 NV                                                        614     28,887
    USG People NV                                                 1,366     18,057
    Wolters Kluwer NV                                             4,707    127,517
                                                                        ----------
TOTAL NETHERLANDS                                                        5,882,975
                                                                        ----------
NEW ZEALAND -- (0.3%)
    Auckland International Airport, Ltd.                         31,926     90,377
    Chorus, Ltd. ADR                                                880      9,566
    Contact Energy, Ltd.                                          8,055     34,930
    Ebos Group, Ltd.                                                381      3,052
    Fisher & Paykel Healthcare Corp., Ltd.                       13,276     40,376
    Fletcher Building, Ltd.(6341606)                              9,511     78,490
    Fletcher Building, Ltd.(6341617)                              1,711     14,048
    Freightways, Ltd.                                             2,616      9,443
    Infratil, Ltd.                                               20,130     41,566
    Mainfreight, Ltd.                                             3,098     29,682
    New Zealand Refining Co., Ltd. (The)                          7,267     13,509
    Nuplex Industries, Ltd.                                       5,854     16,922
    Port of Tauranga, Ltd.                                        1,623     18,491
    Ryman Healthcare, Ltd.                                       12,632     78,744
    Sky Network Television, Ltd.                                  6,556     33,575
    SKYCITY Entertainment Group, Ltd.                            10,107     32,459
    TrustPower, Ltd.                                              3,375     19,236

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                   SHARES VALUE++
                                   ------ --------
NEW ZEALAND -- (Continued)
*   Xero, Ltd.                        710 $ 16,413
                                          --------
TOTAL NEW ZEALAND                          580,879
                                          --------
NORWAY -- (0.9%)
    Aker ASA Class A                  951   29,960
    Aker Solutions ASA              1,944   26,857
*   Algeta ASA                        483   19,140
*   Archer, Ltd.                    1,949    1,772
    Atea ASA                        2,131   23,613
    Austevoll Seafood ASA           5,066   31,454
    BW Offshore, Ltd.               4,454    6,096
    Cermaq ASA                        800   14,178
#*  Det Norske Oljeselskap ASA      2,204   31,363
    DNB ASA                        14,525  257,478
*   DNO International ASA          28,000   79,126
*   DOF ASA                         1,800    8,441
    Ekornes ASA                       454    7,385
    Farstad Shipping ASA              124    2,816
    Fred Olsen Energy ASA             869   36,519
    Ganger Rolf ASA                   240    5,387
    Gjensidige Forsikring ASA       1,966   36,696
    Golar LNG, Ltd.                   568   21,706
#   Kongsberg Gruppen A.S.          1,943   40,494
#   Kvaerner ASA                    5,584    9,097
    Leroey Seafood Group ASA          940   29,048
    Marine Harvest ASA             67,192   78,775
#*  Nordic Semiconductor ASA        8,606   36,470
#   Norsk Hydro ASA                 4,999   22,309
#*  Norske Skogindustrier ASA       2,500    1,365
#*  Norwegian Air Shuttle A.S.      1,098   45,077
#   Opera Software ASA              2,172   26,289
    Orkla ASA                       7,289   59,086
    Petroleum Geo-Services ASA      3,107   37,682
    Prosafe SE                      4,546   38,963
*   REC Silicon ASA                16,433    8,183
    Schibsted ASA                   1,096   66,979
    Seadrill, Ltd.                  2,157   99,770
*   Songa Offshore                  2,969    2,799
    SpareBank 1 SMN                 2,099   17,689
    SpareBank 1 SR Bank ASA           368    3,307
    Statoil ASA                     6,394  151,290
    Statoil ASA Sponsored ADR       5,319  125,688
    Stolt-Nielsen, Ltd.               122    3,454
*   Storebrand ASA                 14,674   94,889
    Subsea 7 SA                     2,947   62,322
    Telenor ASA                     4,598  110,479
    TGS Nopec Geophysical Co. ASA     865   23,791
    Tomra Systems ASA               1,800   16,480
    Veidekke ASA                    1,400   11,402
    Wilh Wilhelmsen ASA                25      232

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
NORWAY -- (Continued)
#   Yara International ASA                                         3,434 $  147,893
                                                                         ----------
TOTAL NORWAY                                                              2,011,289
                                                                         ----------
PORTUGAL -- (0.3%)
*   Banco Comercial Portugues SA                                 105,752     15,770
*   Banco Espirito Santo SA                                       18,689     24,557
    Cimpor Cimentos de Portugal SGPS SA                            4,383     16,040
    EDP--Energias de Portugal SA                                  35,755    131,615
*   EDP Renovaveis SA                                              6,176     33,953
    Galp Energia SGPS SA                                           3,295     55,796
    Jeronimo Martins SGPS SA                                       1,895     34,899
    Portucel SA                                                   11,580     44,557
#   Portugal Telecom SGPS SA                                      23,776    107,170
    Portugal Telecom SGPS SA Sponsored ADR                         2,200      9,878
    REN--Redes Energeticas Nacionais SGPS SA                       5,988     17,967
    Semapa-Sociedade de Investimento e Gestao                      1,346     13,227
    Sonae                                                         30,547     44,121
    Sonaecom--SGPS SA                                              1,724      5,590
#   ZON OPTIMUS SGPS SA                                           10,000     68,592
                                                                         ----------
TOTAL PORTUGAL                                                              623,732
                                                                         ----------
SINGAPORE -- (0.9%)
    Banyan Tree Holdings, Ltd.                                    47,000     25,563
    Biosensors International Group, Ltd.                          28,000     21,171
    Bukit Sembawang Estates, Ltd.                                  2,000      9,896
    Bund Center Investment, Ltd.                                  21,000      3,455
    CapitaLand, Ltd.                                              59,000    147,824
    Chip Eng Seng Corp., Ltd.                                     45,000     25,508
    City Developments, Ltd.                                       15,000    124,159
    ComfortDelGro Corp., Ltd.                                     17,000     26,251
    Cosco Corp. Singapore, Ltd.                                   21,000     13,238
    DBS Group Holdings, Ltd.                                       4,000     53,926
*   Ezra Holdings, Ltd.                                           23,000     24,788
    First Resources, Ltd.                                         17,000     26,672
    GMG Global, Ltd.                                             304,000     24,711
    Great Eastern Holdings, Ltd.                                   2,000     29,142
    GuocoLand, Ltd.                                               17,666     31,985
    GuocoLeisure, Ltd.                                            43,000     28,524
    Ho Bee Land, Ltd.                                             17,000     28,146
    Hongkong Land Holdings, Ltd.                                   6,000     36,901
    Hutchison Port Holdings Trust                                 83,000     60,573
    Indofood Agri Resources, Ltd.                                 18,000     13,177
    Jardine Cycle & Carriage, Ltd.                                 1,000     29,471
    K-Green Trust                                                    800        660
    K1 Ventures, Ltd.                                             21,000      3,081
    Keppel Corp., Ltd.                                            12,400    108,206
    Keppel Land, Ltd.                                             36,000    107,325
    Keppel Telecommunications & Transportation, Ltd.               3,000      3,763
    Midas Holdings, Ltd.                                          71,000     28,508
    Noble Group, Ltd.                                             24,000     19,829
    NSL, Ltd.                                                      2,000      2,303
#   Olam International, Ltd.                                      44,000     54,435

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SINGAPORE -- (Continued)
#   OUE, Ltd.                                                     13,000 $   25,305
    Oversea-Chinese Banking Corp., Ltd.                            4,000     33,462
    Petra Foods, Ltd.                                              4,000     11,438
*   Raffles Education Corp., Ltd.                                  5,310      1,282
    SATS, Ltd.                                                    19,460     53,240
    SembCorp Industries, Ltd.                                     10,000     42,754
#   SembCorp Marine, Ltd.                                          7,000     25,323
    Sinarmas Land, Ltd.                                           66,000     29,158
    Singapore Airlines, Ltd.                                       2,000     16,777
    Singapore Land, Ltd.                                           6,000     41,887
#   Singapore Press Holdings, Ltd.                                 7,000     23,945
    Singapore Technologies Engineering, Ltd.                      18,000     61,034
    Singapore Telecommunications, Ltd.                            57,000    173,096
    Stamford Land Corp., Ltd.                                     32,000     14,669
    StarHub, Ltd.                                                  8,000     28,606
    Super Group, Ltd.                                              9,000     30,431
#   Tat Hong Holdings, Ltd.                                       24,000     18,032
*   Triyards holdings, Ltd.                                        2,300      1,256
    United Engineers, Ltd.                                         6,000      8,935
    United Industrial Corp., Ltd.                                 40,000     98,784
    United Overseas Bank, Ltd.                                     3,000     50,240
    UOB-Kay Hian Holdings, Ltd.                                   11,000     14,715
    UOL Group, Ltd.                                               14,000     74,100
*   Vard Holdings, Ltd.                                           23,000     16,254
    Venture Corp., Ltd.                                            8,000     50,099
    Wheelock Properties Singapore, Ltd.                           15,000     20,527
    Wilmar International, Ltd.                                     5,000     13,908
    Wing Tai Holdings, Ltd.                                       13,510     23,987
    Yongnam Holdings, Ltd.                                       113,000     21,837
                                                                         ----------
TOTAL SINGAPORE                                                           2,138,272
                                                                         ----------
SPAIN -- (2.5%)
    Abengoa SA                                                     1,749      5,406
    Abengoa SA Class B                                             6,996     16,941
    Abertis Infraestructuras SA                                    4,948    106,011
    Acciona SA                                                       733     46,466
#   Acerinox SA                                                    4,201     55,376
    ACS Actividades de Construccion y Servicios SA                 3,734    122,478
    Almirall SA                                                      492      7,352
    Atresmedia Corporacion de Medi                                 2,220     37,089
    Banco Bilbao Vizcaya Argentaria SA                            35,707    417,307
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR              26,417    308,554
    Banco de Sabadell SA                                          72,230    185,074
*   Banco Popular Espanol SA                                      26,631    151,062
    Banco Santander SA                                            81,299    720,737
    Banco Santander SA Sponsored ADR                              38,725    345,040
    Bankinter SA                                                  12,462     75,982
*   Baron de Ley                                                     128     10,849
    Bolsas y Mercados Espanoles SA                                   993     37,129
    CaixaBank                                                     15,723     81,497
*   Caja de Ahorros del Mediterraneo                                 233         --
*   Cementos Portland Valderrivas SA                                 155      1,432

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                    SHARES  VALUE++
                                                    ------ ----------
SPAIN -- (Continued)
    Construcciones y Auxiliar de Ferrocarriles SA       25 $   12,981
*   Deoleo SA                                        5,017      2,857
    Distribuidora Internacional de Alimentacion SA   7,854     71,605
    Ebro Foods SA                                    1,132     25,535
    Enagas SA                                        1,766     47,152
    Ence Energia y Celulosa SA                      10,765     43,232
    Faes Farma SA                                    1,397      5,019
    Ferrovial SA                                     7,855    149,730
*   Fomento de Construcciones y Contratas SA           737     16,958
*   Gamesa Corp. Tecnologica SA                      2,153     20,792
#   Gas Natural SDG SA                               5,590    131,847
    Grifols SA                                       1,691     69,308
    Grupo Catalana Occidente SA                        732     24,765
    Iberdrola SA                                    84,350    529,452
    Inditex SA                                       1,817    298,422
    Indra Sistemas SA                                2,258     37,236
*   Jazztel P.L.C.                                   4,109     45,005
    Mapfre SA                                       13,120     52,686
*   Mediaset Espana Comunicacion SA                  3,538     43,179
    Melia Hotels International SA                    3,189     36,106
#*  NH Hoteles SA                                    1,077      5,621
    Obrascon Huarte Lain SA                            709     29,696
*   Pescanova SA                                     1,279         --
*   Promotora de Informaciones SA Class A            4,718      2,395
    Prosegur Cia de Seguridad SA                     2,490     14,773
*   Realia Business SA                               8,376      9,073
    Red Electrica Corp. SA                           2,364    147,194
    Repsol SA                                        6,975    187,001
    Repsol SA Sponsored ADR                          4,469    119,501
*   Sacyr SA                                        10,782     58,027
    Tecnicas Reunidas SA                               572     29,442
*   Telefonica SA                                   11,898    209,397
#*  Telefonica SA Sponsored ADR                     16,998    296,955
    Tubacex SA                                       5,015     19,307
    Tubos Reunidos SA                                1,662      4,141
    Vidrala SA                                         235     10,061
    Viscofan SA                                        472     25,038
*   Vocento SA                                         844      1,692
    Zardoya Otis SA                                  2,040     35,486
                                                           ----------
TOTAL SPAIN                                                 5,600,449
                                                           ----------
SWEDEN -- (3.2%)
    AarhusKarlshamn AB                                 568     33,605
    AddTech AB Class B                                 331     15,091
    AF AB Class B                                    1,585     50,071
    Alfa Laval AB                                    3,800     86,681
    Assa Abloy AB Class B                            5,659    280,783
    Atlas Copco AB Class A                           7,378    204,423
    Atlas Copco AB Class B                           4,089    101,606
    Axfood AB                                          232     11,998
#   Axis Communications AB                           2,030     70,050
    B&B Tools AB Class B                             1,109     15,200

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SWEDEN -- (Continued)
    Beijer AB G&L Class B                                           522 $ 10,944
    Betsson AB                                                      655   20,578
    Bilia AB Class A                                                992   24,023
    BillerudKorsnas AB                                            2,884   33,833
    Bjoern Borg AB                                                  385    1,714
    Boliden AB                                                   14,454  205,290
    Castellum AB                                                  3,189   48,966
#*  Cloetta AB Class B                                              480    1,501
    Duni AB                                                       2,923   32,911
    Electrolux AB Series B                                        7,766  191,548
#   Elekta AB Class B                                             6,513   96,191
#*  Eniro AB                                                      3,508   15,241
    Fabege AB                                                     2,825   32,504
    Getinge AB Class B                                            5,318  168,475
    Hennes & Mauritz AB Class B                                   6,695  289,303
    Hexagon AB Class B                                            1,822   54,632
    Hexpol AB                                                       792   59,506
    Holmen AB Class B                                             2,248   74,672
    Hufvudstaden AB Class A                                         111    1,453
    Husqvarna AB Class A                                          3,992   23,434
    Husqvarna AB Class B                                         11,763   69,114
*   ICA Gruppen AB                                                2,443   73,833
    Industrial & Financial Systems Class B                        1,168   26,826
    Intrum Justitia AB                                            2,642   70,249
    JM AB                                                         2,125   60,536
    Kungsleden AB                                                 3,130   22,990
    Lagercrantz AB Class B                                          480    8,333
*   Lindab International AB                                       2,338   22,764
    Loomis AB Class B                                             1,238   29,676
*   Lundin Petroleum AB                                           5,902  121,630
    Meda AB Class A                                               7,099   79,661
*   Medivir AB Class B                                            1,257   16,450
#   Mekonomen AB                                                    225    7,420
*   Micronic Mydata AB                                           11,440   22,947
    Millicom International Cellular SA                              555   51,202
    Modern Times Group AB Class B                                   701   38,236
    NCC AB Class B                                                2,063   63,456
    New Wave Group AB Class B                                       752    4,272
    Nibe Industrier AB Class B                                    1,196   22,931
    Nobia AB                                                      5,022   43,718
    Nolato AB Class B                                               216    4,408
    Nordea Bank AB                                               31,670  405,107
#*  PA Resources AB                                                   3        5
#   Peab AB                                                       6,816   40,076
*   Rezidor Hotel Group AB                                        5,832   33,188
    Saab AB Class B                                               1,438   28,787
    Sandvik AB                                                    8,841  119,460
*   SAS AB                                                        6,947   20,787
    Scania AB Class B                                             5,496  110,158
    Securitas AB Class B                                         11,505  131,191
    Skandinaviska Enskilda Banken AB Class A                     31,763  384,175
    Skanska AB Class B                                            7,619  146,698

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWEDEN -- (Continued)
    SKF AB Class B                                                4,436 $  117,374
#   SSAB AB Class A                                               5,418     35,643
    SSAB AB Class B                                               3,943     22,247
    Svenska Cellulosa AB Class A                                  1,455     41,119
    Svenska Cellulosa AB Class B                                 15,984    453,166
    Svenska Handelsbanken AB Class A                              4,084    184,705
    Swedbank AB Class A                                           9,838    256,047
    Swedish Match AB                                              3,885    128,100
*   Swedish Orphan Biovitrum AB                                   3,893     37,210
    Systemair AB                                                    348      6,124
    Tele2 AB Class B                                                388      4,677
    Telefonaktiebolaget LM Ericsson Class A                       2,994     33,808
    Telefonaktiebolaget LM Ericsson Class B                      31,501    376,790
    Telefonaktiebolaget LM Ericsson Sponsored ADR                20,310    243,517
    TeliaSonera AB                                               22,522    186,234
    Trelleborg AB Class B                                         5,715    107,840
    Unibet Group P.L.C.                                           1,240     49,744
    Volvo AB Class A                                              5,553     71,355
    Volvo AB Class B                                             15,322    196,656
    Wallenstam AB Class B                                         1,861     25,806
    Wihlborgs Fastigheter AB                                      2,227     38,411
                                                                        ----------
TOTAL SWEDEN                                                             7,153,084
                                                                        ----------
SWITZERLAND -- (7.3%)
    ABB, Ltd.                                                     9,758    248,610
    ABB, Ltd. Sponsored ADR                                      16,629    423,541
*   Acino Holding AG                                                154     19,511
    Adecco SA                                                     4,752    350,430
*   AFG Arbonia-Forster Holding AG                                  960     33,275
    Allreal Holding AG                                              448     61,594
    Alpiq Holding AG                                                 48      6,340
    ams AG                                                          411     44,874
    Autoneum Holding AG                                              30      3,994
    Bank Coop AG                                                    211     11,081
    Banque Cantonale Vaudoise                                        96     53,344
    Barry Callebaut AG                                               48     50,138
    Basler Kantonalbank                                             208     17,505
    Belimo Holding AG                                                 4     10,310
    Berner Kantonalbank AG                                          157     39,117
*   Bobst Group AG                                                  718     25,343
    Bossard Holding AG                                               68     13,831
    Bucher Industries AG                                            223     61,755
    Burckhardt Compression Holding AG                                65     26,047
*   Charles Voegele Holding AG                                      527      6,784
    Cie Financiere Richemont SA                                   6,065    620,144
    Clariant AG                                                   8,352    147,161
    Conzzeta AG                                                      18     37,339
    Credit Suisse Group AG                                       21,840    679,397
    Credit Suisse Group AG Sponsored ADR                         21,939    682,961
    Daetwyler Holding AG                                            429     54,552
    DKSH Holding AG                                                 269     22,443
*   Dufry AG                                                        519     83,853

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWITZERLAND -- (Continued)
    Emmi AG                                                          73 $   21,004
    EMS-Chemie Holding AG                                           188     68,459
    Energiedienst Holding AG                                        195      6,675
    Flughafen Zuerich AG                                            107     59,298
    Galenica AG                                                     117    103,405
*   Gategroup Holding AG                                            959     25,116
    Geberit AG                                                      480    143,407
    Givaudan SA                                                     157    222,656
    Helvetia Holding AG                                             199     93,856
    Holcim, Ltd.                                                  6,879    511,656
    Huber & Suhner AG                                               281     15,367
    Implenia AG                                                     638     42,966
    Inficon Holding AG                                              107     33,347
    Kudelski SA                                                   2,490     34,341
    Kuehne + Nagel International AG                                 418     52,806
    Kuoni Reisen Holding AG                                         123     51,991
    Liechtensteinische Landesbank AG                                210      8,320
    Lindt & Spruengli AG                                              1     50,260
#   Logitech International SA                                     7,268     74,441
    Luzerner Kantonalbank AG                                         74     29,524
    Metall Zug AG                                                     5     12,010
#*  Meyer Burger Technology AG                                    1,731     20,311
    Mobimo Holding AG                                               147     30,784
    Nestle SA                                                    26,495  1,912,513
    Nobel Biocare Holding AG                                      2,549     42,052
    Novartis AG                                                  10,302    799,668
    Novartis AG ADR                                              22,653  1,756,740
    OC Oerlikon Corp. AG                                            640      8,947
*   Orascom Development Holding AG                                  654      9,318
    Panalpina Welttransport Holding AG                              290     43,341
    Partners Group Holding AG                                       182     47,179
    Phoenix Mecano AG                                                30     17,945
    PubliGroupe AG                                                   32      3,168
    Rieter Holding AG                                               198     41,454
    Roche Holding AG(7108918)                                       226     62,098
    Roche Holding AG(7110388)                                     4,071  1,125,776
    Schindler Holding AG                                            142     20,208
    Schweiter Technologies AG                                        15      9,911
    Schweizerische National-Versicherungs-Gesellschaft AG           589     29,110
    SGS SA                                                           52    121,667
    Sika AG                                                          73    230,129
    Sonova Holding AG                                               797    103,723
    St Galler Kantonalbank AG                                        77     31,315
    Straumann Holding AG                                             93     18,485
    Sulzer AG                                                       685    107,161
    Swatch Group AG (The)(7184725)                                  716    457,303
    Swatch Group AG (The)(7184736)                                  689     76,660
    Swiss Life Holding AG                                           969    192,134
    Swiss Re AG                                                   8,431    740,095
    Swisscom AG                                                     446    227,485
    Swisslog Holding AG                                           3,346      3,905
    Swissquote Group Holding SA                                     501     20,508

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
SWITZERLAND -- (Continued)
    Syngenta AG                                                     610 $   246,206
    Syngenta AG ADR                                               1,500     121,125
    Tecan Group AG                                                  432      45,093
    Temenos Group AG                                              1,495      38,095
    UBS AG(B18YFJ4)                                              29,907     578,433
    UBS AG(H89231338)                                            21,265     411,690
    Valiant Holding                                                 340      31,717
    Valora Holding AG                                                40       9,883
    Verwaltungs- und Privat-Bank AG                                  66       6,398
    Vetropack Holding AG                                              6      11,988
#*  Von Roll Holding AG                                           4,126       6,871
    Vontobel Holding AG                                             879      35,184
    Walter Meier AG                                                 300      19,082
#   Zehnder Group AG                                                480      22,608
    Zug Estates Holding AG                                            5       6,493
    Zuger Kantonalbank AG                                             2      10,450
    Zurich Insurance Group AG                                     3,698   1,021,843
                                                                        -----------
TOTAL SWITZERLAND                                                        16,430,431
                                                                        -----------
UNITED KINGDOM -- (17.3%)
    A.G.BARR P.L.C.                                               1,821      15,301
    Aberdeen Asset Management P.L.C.                             19,794     140,475
    Admiral Group P.L.C.                                          2,190      44,839
*   Afren P.L.C.                                                 20,049      50,679
    African Barrick Gold P.L.C.                                     156         482
*   Aga Rangemaster Group P.L.C.                                    991       2,052
    Aggreko P.L.C.                                                2,760      71,170
    AMEC P.L.C.                                                  10,678     201,389
    Amlin P.L.C.                                                  8,802      60,140
    Anglo American P.L.C.                                        10,705     254,528
    ARM Holdings P.L.C.                                           5,384      84,365
    ARM Holdings P.L.C. Sponsored ADR                             1,525      71,965
    Ashmore Group P.L.C.                                          6,735      43,643
    Ashtead Group P.L.C.                                         25,129     264,059
    Associated British Foods P.L.C.                                 513      18,650
    AstraZeneca P.L.C. Sponsored ADR                             11,519     608,894
    Aviva P.L.C.                                                 60,529     434,532
    Babcock International Group P.L.C.                            7,655     156,537
    Balfour Beatty P.L.C.                                        15,251      69,747
    Barclays P.L.C.                                              60,528     254,669
    Barclays P.L.C. Sponsored ADR                                60,785   1,021,796
    Barratt Developments P.L.C.                                  17,349      93,035
    BBA Aviation P.L.C.                                          13,135      71,195
    Beazley P.L.C.                                                9,115      33,412
    Bellway P.L.C.                                                4,558     109,786
    Berendsen P.L.C.                                              3,002      46,750
    Berkeley Group Holdings P.L.C.                                4,610     172,806
    BG Group P.L.C.                                              26,419     538,939
    Bodycote P.L.C.                                               7,134      75,200
    Bovis Homes Group P.L.C.                                      5,933      74,640
    BP P.L.C. Sponsored ADR                                      33,475   1,556,587
    Brammer P.L.C.                                                6,600      51,046

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
UNITED KINGDOM -- (Continued)
    Brewin Dolphin Holdings P.L.C.                               11,579 $ 52,793
    British American Tobacco P.L.C.                               7,802  430,454
    British American Tobacco P.L.C. Sponsored ADR                 3,096  342,077
#   British Sky Broadcasting Group P.L.C. Sponsored ADR           2,100  127,092
    Britvic P.L.C.                                                4,445   44,503
*   BTG P.L.C.                                                    7,993   53,785
    Bunzl P.L.C.                                                  7,449  164,317
    Burberry Group P.L.C.                                         4,975  122,253
    Bwin.Party Digital Entertainment P.L.C.                       8,620   16,936
*   Cairn Energy P.L.C.                                          10,333   46,822
    Cape P.L.C.                                                      19       84
    Capita P.L.C.                                                 9,406  148,691
    Capital & Regional P.L.C.                                     2,940    2,037
    Carillion P.L.C.                                             11,868   57,821
    Carnival P.L.C. ADR                                             900   32,040
    Catlin Group, Ltd.                                            8,661   71,150
*   Centamin P.L.C.                                              17,706   14,253
    Centrica P.L.C.                                              40,035  226,427
    Chemring Group P.L.C.                                         3,286   11,467
    Cineworld Group P.L.C.                                        6,748   40,129
    Cobham P.L.C.                                                26,747  123,526
    Coca-Cola HBC AG ADR                                          3,977  114,776
*   Colt Group SA                                                 7,373   14,569
    Compass Group P.L.C.                                         20,690  297,547
    Computacenter P.L.C.                                          5,423   51,407
    Cranswick P.L.C.                                              2,118   36,415
    Croda International P.L.C.                                    2,173   84,916
    CSR P.L.C.                                                    6,238   54,947
    Daily Mail & General Trust P.L.C.                             6,452   84,152
    Dairy Crest Group P.L.C.                                      3,168   27,283
    DCC P.L.C.                                                    2,010   90,009
    De La Rue P.L.C.                                              2,414   33,085
    Debenhams P.L.C.                                             27,433   44,752
    Dechra Pharmaceuticals P.L.C.                                 1,285   14,234
    Development Securities P.L.C.                                 4,283   16,056
    Devro P.L.C.                                                  8,421   42,778
    Diageo P.L.C.                                                 2,096   66,815
    Diageo P.L.C. Sponsored ADR                                   2,320  296,009
    Dignity P.L.C.                                                  564   12,599
    Diploma P.L.C.                                                2,091   23,225
*   Dixons Retail P.L.C.                                         37,030   29,013
    Domino Printing Sciences P.L.C.                               2,816   31,185
    Domino's Pizza Group P.L.C.                                   3,573   33,508
    Drax Group P.L.C.                                            11,680  119,245
    DS Smith P.L.C.                                              24,951  120,936
    Electrocomponents P.L.C.                                     10,892   52,072
    Elementis P.L.C.                                             28,161  116,900
*   EnQuest P.L.C.                                               21,447   45,853
*   Enterprise Inns P.L.C.                                       18,852   45,800
*   Essar Energy P.L.C.                                          14,708   28,011
    Essentra PLC                                                  2,925   36,776
    Euromoney Institutional Investor P.L.C.                         172    2,966

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
*   Evraz P.L.C.                                                   3,908 $    7,386
    Experian P.L.C.                                               13,402    272,846
    F&C Asset Management P.L.C.                                   28,896     47,004
    Fenner P.L.C.                                                  2,053     13,153
    Ferrexpo P.L.C.                                                  785      2,279
    Fidessa Group P.L.C.                                             581     18,838
    Firstgroup P.L.C.                                                760      1,406
    Fresnillo P.L.C.                                               1,982     30,984
    Fuller Smith & Turner P.L.C.                                     636      9,244
    G4S P.L.C.                                                    36,920    155,075
    Galliford Try P.L.C.                                           1,974     36,341
*   Gem Diamonds, Ltd.                                             3,300      8,426
    Genus P.L.C.                                                   1,188     25,106
    GKN P.L.C.                                                    11,606     68,368
    GlaxoSmithKline P.L.C.                                         2,457     64,772
    GlaxoSmithKline P.L.C. Sponsored ADR                          18,679    983,076
    Go-Ahead Group P.L.C.                                            891     24,018
    Grafton Group P.L.C.                                           5,495     52,192
    Greencore Group P.L.C.                                        20,358     58,697
    Greene King P.L.C.                                             7,915    104,738
    Greggs P.L.C.                                                  2,161     15,923
    Halfords Group P.L.C.                                          7,375     49,950
    Halma P.L.C.                                                   8,072     70,901
    Hargreaves Lansdown P.L.C.                                     7,474    142,382
    Hays P.L.C.                                                   27,061     54,011
    Headlam Group P.L.C.                                             999      6,350
    Helical Bar P.L.C.                                             4,049     19,481
    Henderson Group P.L.C.                                        18,450     63,330
*   Heritage Oil P.L.C.                                            3,429     10,190
    Hikma Pharmaceuticals P.L.C.                                   4,073     78,356
    Hill & Smith Holdings P.L.C.                                   1,217      9,377
    Hiscox, Ltd.                                                   9,688    102,848
    Hochschild Mining P.L.C.                                       1,326      3,516
    Home Retail Group P.L.C.                                      30,145     96,178
    Homeserve P.L.C.                                               3,055     11,478
    Howden Joinery Group P.L.C.                                   19,467    100,677
    HSBC Holdings P.L.C.                                          15,863    173,880
    HSBC Holdings P.L.C. Sponsored ADR                            59,768  3,289,631
    Hunting P.L.C.                                                 5,123     73,191
    Hyder Consulting P.L.C.                                        2,770     24,193
    IG Group Holdings P.L.C.                                       7,245     71,204
*   Imagination Technologies Group P.L.C.                          4,965     22,110
    IMI P.L.C.                                                     7,973    193,975
    Imperial Tobacco Group P.L.C.                                 15,348    573,001
    Inchcape P.L.C.                                                5,510     56,256
    Informa P.L.C.                                                11,597    103,891
*   Innovation Group P.L.C.                                      116,123     59,139
#   InterContinental Hotels Group P.L.C. ADR                       2,310     67,798
*   International Consolidated Airlines Group SA                  23,946    133,275
    Interserve P.L.C.                                              2,930     28,880
    Intertek Group P.L.C.                                          2,201    117,422
    Invensys P.L.C.                                                9,712     77,935

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Investec P.L.C.                                               17,189 $  120,265
*   IP Group P.L.C.                                                7,800     18,387
    ITE Group P.L.C.                                               6,026     31,149
    ITV P.L.C.                                                    72,400    221,369
    J Sainsbury P.L.C.                                            37,661    238,226
    James Fisher & Sons P.L.C.                                       731     13,050
    JD Wetherspoon P.L.C.                                          2,129     24,076
    John Wood Group P.L.C.                                         8,342    108,616
    Johnson Matthey P.L.C.                                         6,163    296,608
    Jupiter Fund Management P.L.C.                                 4,402     28,147
    Kcom Group P.L.C.                                             11,870     19,097
    Keller Group P.L.C.                                            3,054     51,441
    Kingfisher P.L.C.                                             55,545    336,016
    Ladbrokes P.L.C.                                               4,695     14,370
    Laird P.L.C.                                                   7,873     31,495
*   Lamprell P.L.C.                                               11,637     30,597
    Lancashire Holdings, Ltd.                                      4,724     61,470
    Legal & General Group P.L.C.                                  69,577    241,140
*   Lloyds Banking Group P.L.C.                                  856,331  1,059,107
#*  Lloyds Banking Group P.L.C. ADR                               23,290    117,149
*   Lonmin P.L.C.                                                 13,028     67,292
    Low & Bonar P.L.C.                                            19,043     23,506
    Man Group P.L.C.                                              52,508     74,730
    Marks & Spencer Group P.L.C.                                  25,169    202,967
    Marshalls P.L.C.                                               2,042      5,701
    Marston's P.L.C.                                              19,493     47,463
    McBride P.L.C.                                                 7,116     12,493
    Meggitt P.L.C.                                                12,867    118,121
    Melrose Industries P.L.C.                                     44,844    229,902
    Michael Page International P.L.C.                              5,738     44,539
    Micro Focus International P.L.C.                               2,905     38,075
    Millennium & Copthorne Hotels P.L.C.                             512      4,680
*   Mitchells & Butlers P.L.C.                                     6,146     39,480
    Mitie Group P.L.C.                                            16,416     82,743
    Mondi P.L.C.                                                  16,087    287,248
    Moneysupermarket.com Group P.L.C.                             12,316     30,246
    Morgan Advanced Materials P.L.C.                               2,403     11,722
    Morgan Sindall Group P.L.C.                                    2,809     35,811
    N Brown Group P.L.C.                                           2,218     18,639
    National Express Group P.L.C.                                 15,437     64,616
    National Grid P.L.C.                                           7,548     94,854
    National Grid P.L.C. Sponsored ADR                             4,027    253,419
    Next P.L.C.                                                    2,221    193,953
    Northgate P.L.C.                                               3,633     26,351
    Novae Group P.L.C.                                               169      1,503
    Pace P.L.C.                                                    7,703     37,618
    Pearson P.L.C.                                                   850     17,778
    Pearson P.L.C. Sponsored ADR                                  16,504    346,584
    Persimmon P.L.C.                                               8,100    163,994
    Petrofac, Ltd.                                                 3,213     75,356
    Petropavlovsk P.L.C.                                           2,951      3,787
    Phoenix Group Holdings                                         1,976     24,641

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Phoenix IT Group, Ltd.                                         1,162 $    2,728
    Premier Farnell P.L.C.                                         6,585     23,795
*   Premier Foods P.L.C.                                           2,677      6,466
    Premier Oil P.L.C.                                             8,872     49,366
    Prudential P.L.C.                                             19,483    398,442
    Prudential P.L.C. ADR                                          3,132    128,287
    PZ Cussons P.L.C.                                              2,842     17,934
*   Quintain Estates & Development P.L.C.                         16,510     25,705
    Randgold Resources, Ltd.                                         729     54,064
    Raven Russia Ltd                                                 290        364
    Reckitt Benckiser Group P.L.C.                                 6,259    486,694
    Redrow P.L.C.                                                  8,714     37,009
    Reed Elsevier P.L.C.                                           3,113     43,608
#   Reed Elsevier P.L.C. Sponsored ADR                             2,200    123,596
    Regus PLC                                                      6,442     21,140
    Renishaw P.L.C.                                                1,838     47,778
    Rentokil Initial P.L.C.                                       41,610     69,613
    Restaurant Group P.L.C. (The)                                  5,452     50,313
    Rexam P.L.C.                                                  27,210    226,578
    Rightmove P.L.C.                                               2,579    109,593
    Rio Tinto P.L.C.                                               1,772     89,663
#   Rio Tinto P.L.C. Sponsored ADR                                10,230    518,661
    Rolls-Royce Holdings P.L.C.                                   33,307    613,615
    Rotork P.L.C.                                                  1,546     70,832
*   Royal Bank of Scotland Group P.L.C.                            3,977     23,424
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR             10,672    125,716
    Royal Dutch Shell P.L.C. ADR(780259107)                       21,316  1,481,888
    Royal Dutch Shell P.L.C. ADR(780259206)                        2,329    155,251
    Royal Dutch Shell P.L.C. Class A                                  56      1,865
    Royal Dutch Shell P.L.C. Class B                               2,289     79,245
    RPC Group P.L.C.                                              10,354     84,703
    RPS Group P.L.C.                                              10,423     48,582
    RSA Insurance Group P.L.C.                                   107,611    221,628
*   Salamander Energy P.L.C.                                       7,131     12,281
    Savills P.L.C.                                                 6,177     64,346
    Schroders P.L.C.(0239581)                                      1,920     65,505
    Schroders P.L.C.(0240549)                                      3,075    126,912
    SDL P.L.C.                                                     2,041      8,252
    Senior P.L.C.                                                 17,526     83,638
    Serco Group P.L.C.                                            12,629    112,851
    Severfield-Rowen P.L.C.                                       19,906     20,332
    Severn Trent P.L.C.                                            4,570    136,413
    Shanks Group P.L.C.                                            3,683      6,235
    Shire P.L.C. ADR                                               1,800    239,580
    SIG P.L.C.                                                    14,107     46,549
#   Smith & Nephew P.L.C. Sponsored ADR                            2,100    134,841
    Smiths Group P.L.C.                                            6,982    160,693
    Smiths News P.L.C.                                             4,847     16,343
    Soco International P.L.C.                                      4,860     31,008
    Spectris P.L.C.                                                3,589    132,893
    Speedy Hire P.L.C.                                            13,614     14,208
    Spirent Communications P.L.C.                                  8,253     14,624

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
UNITED KINGDOM -- (Continued)
    Spirit Pub Co. P.L.C.                                         19,306 $     22,668
*   Sports Direct International P.L.C.                             3,641       40,918
    SSE P.L.C.                                                    12,108      274,672
    St James's Place P.L.C.                                        1,601       17,330
    ST Modwen Properties P.L.C.                                    5,130       28,973
    Stagecoach Group P.L.C.                                        6,568       37,059
    Standard Chartered P.L.C.                                     27,011      648,534
    Standard Life P.L.C.                                          54,121      305,334
    Synergy Health P.L.C.                                          1,599       26,546
    Synthomer P.L.C.                                               1,365        5,322
    TalkTalk Telecom Group P.L.C.                                  4,267       18,266
    Taylor Wimpey P.L.C.                                          87,981      155,231
    Telecity Group P.L.C.                                          4,092       50,026
    Telecom Plus P.L.C.                                            1,242       30,690
    Tesco P.L.C.                                                 124,729      727,561
*   Thomas Cook Group P.L.C.                                       9,258       21,308
    Travis Perkins P.L.C.                                          7,092      210,899
*   Trinity Mirror P.L.C.                                          3,332        7,113
    TT electronics P.L.C.                                          2,291        7,313
    Tullett Prebon P.L.C.                                          1,288        6,561
    Tullow Oil P.L.C.                                             11,523      174,173
    UBM P.L.C.                                                     5,598       61,279
    UDG Healthcare P.L.C.                                          1,895        9,461
    Ultra Electronics Holdings P.L.C.                                409       12,683
    Unilever P.L.C.                                                  345       13,990
#   Unilever P.L.C. Sponsored ADR                                  8,050      326,749
    Unite Group P.L.C.                                             8,329       52,944
    United Utilities Group P.L.C.                                  5,654       63,946
    Vedanta Resources P.L.C.                                       3,226       54,964
    Victrex P.L.C.                                                 1,888       49,895
    Vodafone Group P.L.C.                                        206,526      756,455
    Vodafone Group P.L.C. Sponsored ADR                           49,867    1,836,103
    Weir Group P.L.C. (The)                                        2,501       90,332
    WH Smith P.L.C.                                                1,375       19,843
    Whitbread P.L.C.                                               3,311      182,075
    WM Morrison Supermarkets P.L.C.                               64,665      291,770
    Wolseley P.L.C.                                                5,500      296,070
    WPP P.L.C.                                                    11,150      236,836
    WPP P.L.C. Sponsored ADR                                       2,474      263,580
    WS Atkins P.L.C.                                               2,799       55,370
    Xchanging P.L.C.                                               3,063        6,218
                                                                         ------------
TOTAL UNITED KINGDOM                                                       38,878,779
                                                                         ------------
TOTAL COMMON STOCKS                                                       205,296,851
                                                                         ------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
*   Porsche Automobil Holding SE                                   2,131      198,986
                                                                         ------------
UNITED KINGDOM -- (0.0%)
*   McBride P.L.C.                                               234,828          376

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                    SHARES      VALUE++
                                                                   ---------- ------------
UNITED KINGDOM -- (Continued)
*     Rolls-Royce Holdings P.L.C.                                   2,864,402 $      4,593
                                                                              ------------
TOTAL UNITED KINGDOM                                                                 4,969
                                                                              ------------
TOTAL PREFERRED STOCKS                                                             203,955
                                                                              ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                                        265           --
                                                                              ------------
FRANCE -- (0.0%)
*     Groupe Fnac Rights 05/16/15                                           3            9
                                                                              ------------
HONG KONG -- (0.0%)
*     New Hotel Rights 12/31/13                                           524           --
                                                                              ------------
ITALY -- (0.0%)
#*    Hera SpA Rights 11/19/13                                         13,780          249
                                                                              ------------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 10/30/13                               81,299       17,551
                                                                              ------------
TOTAL RIGHTS/WARRANTS                                                               17,809
                                                                              ------------
                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)      VALUE+
                                                                   ---------- ------------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund                                1,642,178   19,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $931,366 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $842,252) to be repurchased at
        $825,740                                                   $      826      825,737
                                                                              ------------
TOTAL SECURITIES LENDING COLLATERAL                                             19,825,737
                                                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $186,413,758)                             $225,344,352
                                                                              ============

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES  VALUE++
                                                                 ------ ----------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (5.1%)
*   Alumina, Ltd.                                                37,687 $   36,642
    Asciano, Ltd.                                                17,718     97,305
    Bank of Queensland, Ltd.                                      5,659     64,555
    Bendigo and Adelaide Bank, Ltd.                              12,974    133,565
#*  BlueScope Steel, Ltd.                                         7,923     37,372
#   Boral, Ltd.                                                  15,539     72,507
    Caltex Australia, Ltd.                                        1,429     24,969
    Echo Entertainment Group, Ltd.                               18,272     45,859
#   Harvey Norman Holdings, Ltd.                                  7,208     22,180
    Incitec Pivot, Ltd.                                          39,877    100,327
    Lend Lease Group                                              9,422    101,606
    Macquarie Group, Ltd.                                         7,410    356,418
    Metcash, Ltd.                                                   871      2,756
#   New Hope Corp., Ltd.                                          1,031      3,679
    Newcrest Mining, Ltd.                                         6,011     58,287
    Origin Energy, Ltd.                                          26,579    367,440
#   OZ Minerals, Ltd.                                             5,584     19,033
    Primary Health Care, Ltd.                                     7,694     35,896
#*  Qantas Airways, Ltd.                                         25,486     29,963
    QBE Insurance Group, Ltd.                                     2,524     35,347
    Rio Tinto, Ltd.                                               4,196    252,482
    Santos, Ltd.                                                 22,639    324,010
    Seven Group Holdings, Ltd.                                    3,080     24,260
*   Sims Metal Management, Ltd.                                   3,434     32,528
    Sonic Healthcare, Ltd.                                        2,137     32,622
    Suncorp Group, Ltd.                                          35,006    441,404
    Tabcorp Holdings, Ltd.                                       15,227     51,791
    Tatts Group, Ltd.                                            28,433     84,426
    Toll Holdings, Ltd.                                          11,026     60,068
    Treasury Wine Estates, Ltd.                                  12,274     54,509
    Washington H Soul Pattinson & Co., Ltd.                         288      4,102
    Wesfarmers, Ltd.                                             31,480  1,277,425
    Woodside Petroleum, Ltd.                                        326     11,951
                                                                        ----------
TOTAL AUSTRALIA                                                          4,297,284
                                                                        ----------
AUSTRIA -- (0.3%)
    Erste Group Bank AG                                           4,533    159,152
#   Raiffeisen Bank International AG                              1,529     56,084
                                                                        ----------
TOTAL AUSTRIA                                                              215,236
                                                                        ----------
BELGIUM -- (1.3%)
    Ageas                                                         5,638    239,591
    Belgacom SA                                                     632     17,292
    Delhaize Group SA                                             2,711    173,136
    KBC Groep NV                                                  3,566    194,281
#   Solvay SA                                                     1,514    236,734
    UCB SA                                                        2,810    184,454
                                                                        ----------
TOTAL BELGIUM                                                            1,045,488
                                                                        ----------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (8.5%)
    Barrick Gold Corp.                                           12,879 $  249,724
#*  BlackBerry, Ltd.                                              7,188     56,737
#   Bonavista Energy Corp.                                        1,204     13,892
    Cameco Corp.                                                  4,527     85,925
    Canadian Natural Resources, Ltd.(136385101)                  10,741    341,027
    Canadian Natural Resources, Ltd.(2171573)                    11,405    361,954
#   Canadian Tire Corp., Ltd. Class A                             2,200    204,206
#   Crescent Point Energy Corp.                                   5,356    207,993
    Empire Co., Ltd.                                                600     44,183
#   Enerplus Corp.                                                1,972     34,025
    Ensign Energy Services, Inc.                                  2,603     44,488
    Fairfax Financial Holdings, Ltd.                                347    151,427
    First Quantum Minerals, Ltd.                                  3,161     59,964
#   Genworth MI Canada, Inc.                                        742     23,349
    Goldcorp, Inc.(380956409)                                     8,346    212,239
    Goldcorp, Inc.(2676302)                                       9,088    231,504
#   Husky Energy, Inc.                                            7,339    208,630
    IAMGOLD Corp.(450913108)                                      2,872     14,647
#   IAMGOLD Corp.(2446646)                                          813      4,156
    Industrial Alliance Insurance & Financial Services, Inc.      1,800     80,725
    Kinross Gold Corp.                                           20,200    102,681
#   Lightstream Resources, Ltd.                                     600      3,855
#*  Lundin Mining Corp.                                           7,637     34,426
#   Magna International, Inc.                                     6,640    562,392
    Manulife Financial Corp.                                     29,115    515,757
*   MEG Energy Corp.                                              2,200     70,411
    Pacific Rubiales Energy Corp.                                 4,700     97,232
    Pan American Silver Corp.                                     2,900     30,818
#   Pengrowth Energy Corp.                                        4,165     26,764
#   Penn West Petroleum, Ltd.                                     7,406     82,679
#   Precision Drilling Corp.                                      4,250     44,960
#   Sun Life Financial, Inc.                                     12,850    432,832
    Suncor Energy, Inc.                                          32,505  1,181,235
    Talisman Energy, Inc.                                        22,512    280,685
#   Teck Resources, Ltd. Class B                                 11,791    315,512
#   Thomson Reuters Corp.                                        10,478    393,735
#   TransAlta Corp.                                               5,411     72,811
    Yamana Gold, Inc.                                            22,000    218,175
                                                                        ----------
TOTAL CANADA                                                             7,097,755
                                                                        ----------
DENMARK -- (1.5%)
    AP Moeller--Maersk A.S. Class A                                  10     90,299
    AP Moeller--Maersk A.S. Class B                                  32    309,599
    Carlsberg A.S. Class B                                        3,388    338,414
*   Danske Bank A.S.                                             16,130    376,890
#   FLSmidth & Co. A.S.                                             348     17,369
    H Lundbeck A.S.                                               1,354     29,072
    TDC A.S.                                                     11,573    104,540
                                                                        ----------
TOTAL DENMARK                                                            1,266,183
                                                                        ----------
FINLAND -- (0.9%)
    Fortum Oyj                                                    7,198    160,565

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                     SHARES  VALUE++
                                                     ------ ----------
FINLAND -- (Continued)
#   Kesko Oyj Class B                                   830 $   27,581
    Neste Oil Oyj                                       374      7,416
*   Nokia Oyj                                        18,801    142,902
    Stora Enso Oyj Class R                           14,570    135,295
    UPM-Kymmene Oyj                                  16,377    260,022
                                                            ----------
TOTAL FINLAND                                                  733,781
                                                            ----------
FRANCE -- (10.5%)
    AXA SA                                            1,036     25,812
    AXA SA Sponsored ADR                             37,500    937,875
    BNP Paribas SA                                   18,163  1,339,942
    Bollore SA                                          132     71,982
    Bouygues SA                                       3,236    126,259
    Cap Gemini SA                                     2,746    180,077
    Casino Guichard Perrachon SA                      1,254    140,956
*   CGG                                               4,238     93,151
    Cie de St-Gobain                                  9,008    472,830
    Cie Generale des Etablissements Michelin          1,527    159,110
    CNP Assurances                                    3,923     69,108
*   Credit Agricole SA                               29,433    353,889
    Electricite de France SA                          4,582    160,360
    GDF Suez                                         37,268    923,641
    Lafarge SA                                        4,430    305,650
    Lagardere SCA                                     1,998     72,586
    Natixis                                          21,884    117,683
    Orange                                           41,374    568,730
#*  Peugeot SA                                        4,276     56,251
    Renault SA                                        4,615    402,660
    Rexel SA                                          2,641     66,138
    Societe Generale SA                              17,972  1,015,229
    STMicroelectronics NV                            16,130    124,072
    Vallourec SA                                        851     50,653
    Vivendi SA                                       37,887    959,289
                                                            ----------
TOTAL FRANCE                                                 8,793,933
                                                            ----------
GERMANY -- (8.0%)
    Allianz SE                                        4,496    754,889
    Bayerische Motoren Werke AG                       3,792    429,173
#   Celesio AG                                           76      2,363
*   Commerzbank AG                                   11,071    141,598
    Daimler AG                                       19,352  1,584,440
    Deutsche Bank AG(D18190898)                      15,365    742,437
    Deutsche Bank AG(5750355)                         3,610    174,468
*   Deutsche Lufthansa AG                             4,876     94,268
    Deutsche Telekom AG                              54,246    852,460
    E.ON SE                                          33,149    604,256
    Fraport AG Frankfurt Airport Services Worldwide     196     15,163
    HeidelbergCement AG                               2,355    185,432
    Hochtief AG                                         503     45,494
    Metro AG                                          1,550     72,673
    Muenchener Rueckversicherungs AG                  3,004    626,731
    RWE AG                                            4,995    184,026

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    Volkswagen AG                                                    624 $  152,597
#   Wacker Chemie AG                                                 105      9,860
                                                                         ----------
TOTAL GERMANY                                                             6,672,328
                                                                         ----------
GREECE -- (0.1%)
    Hellenic Petroleum SA                                          5,666     73,675
*   National Bank of Greece SA                                       799      4,540
                                                                         ----------
TOTAL GREECE                                                                 78,215
                                                                         ----------
HONG KONG -- (1.8%)
    Cathay Pacific Airways, Ltd.                                  17,000     33,677
    Cheung Kong Holdings, Ltd.                                    10,000    156,428
    Great Eagle Holdings, Ltd.                                     8,217     29,313
    Henderson Land Development Co., Ltd.                          33,584    198,510
    Hongkong & Shanghai Hotels (The)                              13,000     20,458
    Hopewell Holdings, Ltd.                                        5,000     16,871
    Hutchison Whampoa, Ltd.                                       33,000    410,989
    Kerry Properties, Ltd.                                         7,000     30,446
    New World Development Co., Ltd.                               86,115    119,354
    Orient Overseas International, Ltd.                            6,000     30,991
    Shangri-La Asia, Ltd.                                         18,000     33,115
    Sino Land Co., Ltd.                                           32,000     44,880
    Sun Hung Kai Properties, Ltd.                                  9,000    117,656
    Wharf Holdings, Ltd.                                          19,000    160,624
    Wheelock & Co., Ltd.                                          27,000    138,138
                                                                         ----------
TOTAL HONG KONG                                                           1,541,450
                                                                         ----------
IRELAND -- (0.1%)
*   Bank of Ireland                                              202,253     73,920
    CRH P.L.C. Sponsored ADR                                         592     14,492
                                                                         ----------
TOTAL IRELAND                                                                88,412
                                                                         ----------
ISRAEL -- (0.2%)
    Bank Hapoalim BM                                              16,620     88,975
*   Bank Leumi Le-Israel BM                                       23,640     89,985
*   Israel Discount Bank, Ltd. Class A                            13,386     26,712
                                                                         ----------
TOTAL ISRAEL                                                                205,672
                                                                         ----------
ITALY -- (1.6%)
#*  Banca Monte dei Paschi di Siena SpA                           88,378     27,863
#*  Finmeccanica SpA                                               3,600     26,381
    Intesa Sanpaolo SpA                                           70,951    176,020
*   Mediaset SpA                                                   7,532     37,612
    Telecom Italia SpA                                           234,061    228,338
    UniCredit SpA                                                 91,100    683,850
    Unione di Banche Italiane SCPA                                24,403    168,660
                                                                         ----------
TOTAL ITALY                                                               1,348,724
                                                                         ----------
JAPAN -- (18.6%)
    77 Bank, Ltd. (The)                                            9,864     48,786
#   Aeon Co., Ltd.                                                14,100    192,414

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Aisin Seiki Co., Ltd.                                         1,500 $ 60,937
    Alfresa Holdings Corp.                                        1,000   54,656
    Amada Co., Ltd.                                              10,000   86,026
    Asahi Glass Co., Ltd.                                        19,000  117,345
    Asahi Kasei Corp.                                            20,000  152,212
    Bank of Kyoto, Ltd. (The)                                     7,000   61,679
    Bank of Yokohama, Ltd. (The)                                 12,000   66,171
    Brother Industries, Ltd.                                      3,200   36,359
    Canon Marketing Japan, Inc.                                   1,500   20,095
    Chiba Bank, Ltd. (The)                                        9,000   64,160
    Chugoku Bank, Ltd. (The)                                      3,000   43,130
    Citizen Holdings Co., Ltd.                                    4,700   33,533
    Coca-Cola West Co., Ltd.                                      1,800   36,509
    COMSYS Holdings Corp.                                         1,900   26,379
#*  Cosmo Oil Co., Ltd.                                          20,636   36,336
    Dai Nippon Printing Co., Ltd.                                19,000  199,613
    Dai-ichi Life Insurance Co., Ltd. (The)                       3,900   55,676
    Daicel Corp.                                                  4,000   33,715
    Daido Steel Co., Ltd.                                         4,000   23,002
    Denki Kagaku Kogyo KK                                         4,000   16,775
    Ebara Corp.                                                   4,000   21,505
    Fuji Media Holdings, Inc.                                     1,000   19,935
    FUJIFILM Holdings Corp.                                      13,400  327,814
*   Fujitsu, Ltd.                                                24,000  103,109
    Fukuoka Financial Group, Inc.                                27,000  121,782
#   Furukawa Electric Co., Ltd.                                   4,000    9,271
    Glory, Ltd.                                                   1,800   44,634
    Gunma Bank, Ltd. (The)                                       11,735   67,901
    H2O Retailing Corp.                                           2,000   16,995
    Hachijuni Bank, Ltd. (The)                                   11,000   67,954
    Hakuhodo DY Holdings, Inc.                                    4,100   31,710
#   Hiroshima Bank, Ltd. (The)                                    4,000   17,024
    Hitachi Chemical Co., Ltd.                                      900   13,808
    Hitachi High-Technologies Corp.                                 900   20,700
    Hokuhoku Financial Group, Inc.                               20,000   41,239
    House Foods Group, Inc.                                       2,300   36,431
#   Ibiden Co., Ltd.                                              1,300   22,536
    Idemitsu Kosan Co., Ltd.                                        800   66,971
    Inpex Corp.                                                  17,600  203,315
    Isetan Mitsukoshi Holdings, Ltd.                             11,400  172,769
    ITOCHU Corp.                                                 25,900  311,425
    Iyo Bank, Ltd. (The)                                          4,000   41,767
    J Front Retailing Co., Ltd.                                  13,000  101,158
    JFE Holdings, Inc.                                           10,300  234,167
    Joyo Bank, Ltd. (The)                                         8,000   41,553
    JTEKT Corp.                                                   2,800   35,947
    JX Holdings, Inc.                                            56,740  280,560
    Kagoshima Bank, Ltd. (The)                                    3,238   21,796
    Kajima Corp.                                                 13,000   55,176
    Kamigumi Co., Ltd.                                            5,000   43,492
    Kaneka Corp.                                                  9,000   57,110
    Kawasaki Kisen Kaisha, Ltd.                                  14,000   32,094

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Keiyo Bank, Ltd. (The)                                         9,000 $   45,835
    Kewpie Corp.                                                   1,000     15,046
    Kinden Corp.                                                   4,000     43,931
*   Kobe Steel, Ltd.                                              32,000     56,524
    Konica Minolta, Inc.                                           6,500     53,826
    Kuraray Co., Ltd.                                              2,900     34,050
#   Kurita Water Industries, Ltd.                                    400      8,730
    Kyocera Corp.                                                  7,000    363,514
    Kyowa Hakko Kirin Co., Ltd.                                    4,000     44,180
#   LIXIL Group Corp.                                              3,000     70,418
#   Marubeni Corp.                                                34,000    266,201
    Marui Group Co., Ltd.                                          7,158     68,521
#   Maruichi Steel Tube, Ltd.                                        900     21,978
    Medipal Holdings Corp.                                         4,200     56,632
    MEIJI Holdings Co., Ltd.                                       1,000     55,902
    Mitsubishi Chemical Holdings Corp.                            28,500    133,416
    Mitsubishi Corp.                                              32,300    653,463
#   Mitsubishi Gas Chemical Co., Inc.                             12,000     98,071
    Mitsubishi Logistics Corp.                                     1,000     13,897
    Mitsubishi Materials Corp.                                    37,000    144,759
    Mitsubishi Tanabe Pharma Corp.                                 3,600     50,773
    Mitsubishi UFJ Financial Group, Inc.                         321,100  2,044,849
#   Mitsubishi UFJ Financial Group, Inc. ADR                      37,128    237,619
    Mitsui & Co., Ltd.                                            39,400    562,865
#   Mitsui Chemicals, Inc.                                        17,000     45,191
    Mitsui OSK Lines, Ltd.                                        15,000     63,492
    Mizuho Financial Group, Inc.                                 109,300    229,428
    MS&AD Insurance Group Holdings                                 7,719    199,593
    Nagase & Co., Ltd.                                             3,111     38,753
    NEC Corp.                                                     65,000    146,002
    Nippon Electric Glass Co., Ltd.                                7,000     36,006
    Nippon Express Co., Ltd.                                      17,000     85,366
    Nippon Meat Packers, Inc.                                      5,000     73,206
#   Nippon Paper Industries Co., Ltd.                              3,600     57,362
    Nippon Shokubai Co., Ltd.                                      2,000     24,535
    Nippon Steel & Sumitomo Metal Corp.                          157,000    518,187
    Nippon Television Holdings, Inc.                               1,500     27,478
#   Nippon Yusen KK                                               26,000     79,443
    Nishi-Nippon City Bank, Ltd. (The)                            18,779     50,736
    Nissan Motor Co., Ltd.                                        12,200    122,503
#   Nisshin Seifun Group, Inc.                                     2,750     29,814
    Nisshin Steel Holdings Co., Ltd.                               1,600     21,334
    Nisshinbo Holdings, Inc.                                       3,000     26,497
    NKSJ Holdings, Inc.                                            1,400     36,239
    NOK Corp.                                                      1,500     23,188
    NTT DOCOMO, Inc.                                              30,100    477,537
    Obayashi Corp.                                                19,000    121,735
    Oji Holdings Corp.                                            16,000     73,120
    Onward Holdings Co., Ltd.                                      3,000     24,830
    Rengo Co., Ltd.                                                4,000     21,394
    Resona Holdings, Inc.                                          1,600      8,323
    Ricoh Co., Ltd.                                               23,000    242,899

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
JAPAN -- (Continued)
    Rohm Co., Ltd.                                                3,200 $   131,353
    Sankyo Co., Ltd.                                                400      19,024
    Seiko Epson Corp.                                             3,500      57,133
    Sekisui Chemical Co., Ltd.                                    2,000      23,237
#   Sekisui House, Ltd.                                          14,000     200,954
    Shiga Bank, Ltd. (The)                                        7,108      38,848
    Shimizu Corp.                                                11,000      56,413
    Shizuoka Bank, Ltd. (The)                                     9,000     101,263
#   Showa Denko KK                                               26,000      35,255
    Showa Shell Sekiyu KK                                         4,200      45,154
    SKY Perfect JSAT Holdings, Inc.                               4,600      26,562
    Sojitz Corp.                                                 26,100      50,681
    Sony Corp.                                                    1,700      29,656
    Sony Corp. Sponsored ADR                                     22,200     382,950
#   Sumitomo Chemical Co., Ltd.                                  26,000      95,222
    Sumitomo Corp.                                               28,900     376,084
    Sumitomo Electric Industries, Ltd.                           25,100     376,107
    Sumitomo Forestry Co., Ltd.                                   2,700      31,412
#   Sumitomo Heavy Industries, Ltd.                              10,000      44,259
    Sumitomo Metal Mining Co., Ltd.                              10,000     138,506
    Sumitomo Mitsui Financial Group, Inc.                         2,100     101,505
    Suzuken Co. Ltd/Aichi Japan                                   1,400      50,554
    Suzuki Motor Corp.                                            6,100     153,387
    T&D Holdings, Inc.                                            2,500      30,014
    Takashimaya Co., Ltd.                                         6,000      57,246
    Takata Corp.                                                  1,000      25,222
    TDK Corp.                                                     1,400      59,500
#   Teijin, Ltd.                                                 13,000      29,191
    Tokai Rika Co., Ltd.                                            600      12,723
    Tokyo Broadcasting System Holdings, Inc.                      1,600      21,082
    Toppan Printing Co., Ltd.                                    16,000     126,374
    Tosoh Corp.                                                   8,000      30,613
    Toyo Seikan Group Holdings, Ltd.                              4,251      88,348
    Toyota Tsusho Corp.                                           3,800     105,553
    Ube Industries, Ltd.                                         16,000      33,118
    UNY Group Holdings Co., Ltd.                                  6,250      39,439
    Wacoal Holdings Corp.                                         2,000      21,476
#   Yamada Denki Co., Ltd.                                        9,000      25,245
    Yamaguchi Financial Group, Inc.                               5,852      55,147
    Yamaha Corp.                                                  3,100      46,284
#   Yamato Kogyo Co., Ltd.                                          800      29,651
                                                                        -----------
TOTAL JAPAN                                                              15,600,092
                                                                        -----------
NETHERLANDS -- (3.0%)
    Aegon NV                                                     47,918     381,278
    Akzo Nobel NV                                                 3,925     284,933
    ArcelorMittal(B03XPL1)                                       17,931     282,424
#   ArcelorMittal(B295F26)                                        6,200      97,712
*   ING Groep NV                                                 65,495     832,291
    Koninklijke Ahold NV                                          5,028      95,565
    Koninklijke DSM NV                                            3,120     235,849

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                              SHARES   VALUE++
-                                             ------- ----------
NETHERLANDS -- (Continued)
    Koninklijke Philips NV                      7,876 $  278,343
                                                      ----------
TOTAL NETHERLANDS                                      2,488,395
                                                      ----------
NEW ZEALAND -- (0.0%)
    Contact Energy, Ltd.                        5,869     25,451
    Fletcher Building, Ltd.                     1,616     13,336
                                                      ----------
TOTAL NEW ZEALAND                                         38,787
                                                      ----------
NORWAY -- (0.7%)
    DNB ASA                                    15,991    283,465
#   Norsk Hydro ASA                            27,971    124,828
    Orkla ASA                                   4,252     34,467
*   Storebrand ASA                              7,005     45,298
    Subsea 7 SA                                 4,168     88,144
                                                      ----------
TOTAL NORWAY                                             576,202
                                                      ----------
PORTUGAL -- (0.0%)
*   EDP Renovaveis SA                           4,290     23,585
                                                      ----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                          102,500    256,813
    DBS Group Holdings, Ltd.                    6,128     82,614
    Golden Agri-Resources, Ltd.               137,000     66,152
    Keppel Land, Ltd.                          13,000     38,756
#*  Neptune Orient Lines, Ltd.                 14,000     11,925
    Noble Group, Ltd.                          72,000     59,488
#   Olam International, Ltd.                   24,000     29,692
    OUE, Ltd.                                   5,000      9,733
    Singapore Airlines, Ltd.                   21,000    176,156
    United Industrial Corp., Ltd.              31,000     76,558
    UOL Group, Ltd.                             4,000     21,171
    Wheelock Properties Singapore, Ltd.        14,000     19,158
    Wilmar International, Ltd.                 34,000     94,572
                                                      ----------
TOTAL SINGAPORE                                          942,788
                                                      ----------
SPAIN -- (2.0%)
    Acciona SA                                    890     56,419
    Banco de Sabadell SA                       33,526     85,904
*   Banco Popular Espanol SA                   32,047    181,784
    Banco Santander SA                         70,915    628,682
    CaixaBank                                   8,702     45,104
    Iberdrola SA                               65,744    412,665
    Repsol SA                                   8,197    219,768
                                                      ----------
TOTAL SPAIN                                            1,630,326
                                                      ----------
SWEDEN -- (2.4%)
    Boliden AB                                  4,059     57,650
*   ICA Gruppen AB                                656     19,826
    Meda AB Class A                             1,317     14,779
    Nordea Bank AB                             41,285    528,097
    Skandinaviska Enskilda Banken AB Class A   35,139    425,008

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                   SHARES   VALUE++
                                                   ------- ----------
SWEDEN -- (Continued)
#   SSAB AB Class A                                  3,054 $   20,091
    SSAB AB Class B                                  1,349      7,611
    Svenska Cellulosa AB Class A                       637     18,002
    Svenska Cellulosa AB Class B                     5,851    165,883
    Telefonaktiebolaget LM Ericsson Class B         44,784    535,671
    TeliaSonera AB                                  26,269    217,218
                                                           ----------
TOTAL SWEDEN                                                2,009,836
                                                           ----------
SWITZERLAND -- (7.3%)
    Adecco SA                                        3,030    223,444
    Aryzta AG                                        2,173    162,111
    Baloise Holding AG                               1,176    136,620
    Clariant AG                                      5,542     97,649
    Credit Suisse Group AG                          32,573  1,013,279
#   Credit Suisse Group AG Sponsored ADR               614     19,114
    Holcim, Ltd.                                     7,487    556,879
    Lonza Group AG                                     612     54,629
    Novartis AG                                        985     76,458
    Novartis AG ADR                                  1,759    136,410
    Sulzer AG                                          585     91,517
    Swiss Life Holding AG                              855    169,530
    Swiss Re AG                                     11,290    991,066
    UBS AG                                          77,071  1,490,635
    Zurich Insurance Group AG                        3,199    883,958
                                                           ----------
TOTAL SWITZERLAND                                           6,103,299
                                                           ----------
UNITED KINGDOM -- (17.3%)
    Anglo American P.L.C.                           13,433    319,391
    Aviva P.L.C.                                    28,493    204,548
    Barclays P.L.C.                                 41,183    173,276
#   Barclays P.L.C. Sponsored ADR                   73,082  1,228,508
    BP P.L.C.                                       28,284    219,557
    BP P.L.C. Sponsored ADR                         62,430  2,902,995
#   Carnival P.L.C. ADR                              5,587    198,897
*   Eurasian Natural Resources Corp. P.L.C.          2,074      7,473
    Glencore Xstrata P.L.C.                        134,343    731,126
    HSBC Holdings P.L.C.                            39,705    435,220
    HSBC Holdings P.L.C. Sponsored ADR               5,071    279,108
*   International Consolidated Airlines Group SA    26,617    148,141
    Investec P.L.C.                                 15,846    110,868
    J Sainsbury P.L.C.                              30,787    194,744
    Kazakhmys P.L.C.                                 3,159     13,291
    Kingfisher P.L.C.                               76,714    464,077
*   Lloyds Banking Group P.L.C.                    468,283    579,171
#*  Lloyds Banking Group P.L.C. ADR                 72,725    365,807
    Mondi P.L.C.                                     1,689     30,159
    Old Mutual P.L.C.                               89,944    293,131
    Pearson P.L.C. Sponsored ADR                     7,250    152,250
    Resolution, Ltd.                                25,787    147,650
*   Royal Bank of Scotland Group P.L.C.             39,064    230,069
*   Royal Bank of Scotland Group P.L.C. Sponsored
    ADR                                              5,598     65,944
    Royal Dutch Shell P.L.C. ADR(780259107)         28,341  1,970,266

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                      SHARES     VALUE++
                                                      -------- -----------
UNITED KINGDOM -- (Continued)
      Royal Dutch Shell P.L.C. ADR(780259206)            6,236 $   415,692
      Vedanta Resources P.L.C.                           2,074      35,337
      Vodafone Group P.L.C.                             15,075      55,216
      Vodafone Group P.L.C. Sponsored ADR               63,609   2,342,083
      WM Morrison Supermarkets P.L.C.                   33,946     153,165
                                                               -----------
TOTAL UNITED KINGDOM                                            14,467,160
                                                               -----------
TOTAL COMMON STOCKS                                             77,264,931
                                                               -----------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Porsche Automobil Holding SE                       2,107     196,744
                                                               -----------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*     New Hotel Rights 12/31/13                          1,076          --
                                                               -----------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 10/30/13                70,915      15,309
                                                               -----------
TOTAL RIGHTS/WARRANTS                                               15,309
                                                               -----------
                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)     VALUE+
                                                      -------- -----------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund                   518,583   6,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.12%, 11/01/13
        (Collateralized by $297,899 FNMA, rates
        ranging from 2.500% to 4.500%, maturities
        ranging from 04/01/27 to 10/01/43, valued at
        $269,395) to be repurchased at $264,114       $    264     264,113
                                                               -----------
TOTAL SECURITIES LENDING COLLATERAL                              6,264,113
                                                               -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $77,262,854)               $83,741,097
                                                               ===========

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES VALUE++
                                                                 ------ --------
COMMON STOCKS -- (92.2%)
AUSTRALIA -- (6.5%)
    Adelaide Brighton, Ltd.                                       9,038 $ 32,895
    AGL Energy, Ltd.                                              4,104   60,627
#   ALS Ltd/Queensland                                            4,855   45,927
*   Alumina, Ltd.                                                82,349   80,065
    Amalgamated Holdings, Ltd.                                    2,620   20,088
    Amcor, Ltd.                                                   5,257   53,855
    AMP, Ltd.                                                    46,396  207,898
    AP Eagers, Ltd.                                               1,533    6,818
    APA Group                                                    13,940   79,870
#*  Aquila Resources, Ltd.                                        5,559   11,859
#   ARB Corp., Ltd.                                                 474    5,219
    Arrium, Ltd.                                                 45,969   60,062
    Asciano, Ltd.                                                22,830  125,379
    ASX, Ltd.                                                     2,681   93,126
    Atlas Iron, Ltd.                                             50,565   49,278
    Aurizon Holdings, Ltd.                                       12,772   57,816
*   Aurora Oil & Gas, Ltd.                                        5,370   16,490
#   Ausdrill, Ltd.                                                2,610    3,771
#   Ausenco, Ltd.                                                 3,360    5,225
    Austbrokers Holdings, Ltd.                                    2,014   23,419
    Austin Engineering, Ltd.                                      5,812   21,711
    Australia & New Zealand Banking Group, Ltd.                  24,858  795,465
#*  Australian Agricultural Co., Ltd.                            16,005   17,023
    Automotive Holdings Group, Ltd.                               6,624   22,739
*   AWE, Ltd.                                                    22,768   26,862
    Bank of Queensland, Ltd.                                     13,313  151,867
    BC Iron, Ltd.                                                 4,113   19,139
    Beach Energy, Ltd.                                           42,909   57,957
    Bendigo and Adelaide Bank, Ltd.                              16,572  170,605
    BHP Billiton, Ltd.                                            8,085  285,832
    BHP Billiton, Ltd. Sponsored ADR                              1,016   71,821
*   BlueScope Steel, Ltd.                                        19,711   92,974
#   Boart Longyear, Ltd.                                         21,171    8,581
#   Boral, Ltd.                                                  32,200  150,249
#   Bradken, Ltd.                                                 8,625   50,883
    Brambles, Ltd.                                                7,912   69,457
    Breville Group, Ltd.                                            823    6,260
#   Brickworks, Ltd.                                              1,451   19,595
    BT Investment Management, Ltd.                                  674    3,184
#   Cabcharge Australia, Ltd.                                     5,750   21,931
    Caltex Australia, Ltd.                                        2,374   41,481
#   Cardno, Ltd.                                                  5,506   36,851
    carsales.com, Ltd.                                            1,936   19,225
    Cash Converters International, Ltd.                          19,611   17,626
    Cedar Woods Properties, Ltd.                                  2,082   13,632
#   Clough, Ltd.                                                  9,174   12,592
    Coca-Cola Amatil, Ltd.                                        2,555   31,136
#   Cochlear, Ltd.                                                  685   38,060
    Commonwealth Bank of Australia                                5,465  393,494
    Computershare, Ltd.                                           3,183   32,302
#   CSG, Ltd.                                                     9,385    8,664

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
AUSTRALIA -- (Continued)
    CSR, Ltd.                                                    19,863 $ 46,895
#   David Jones, Ltd.                                            19,202   49,350
    Decmil Group, Ltd.                                           10,789   25,790
    Domino's Pizza Enterprises, Ltd.                                618    9,116
    Downer EDI, Ltd.                                             12,948   60,156
#*  Drillsearch Energy, Ltd.                                     13,075   16,012
    DUET Group                                                    3,731    7,574
    DuluxGroup, Ltd.                                              5,283   25,727
    Emeco Holdings, Ltd.                                          7,304    2,376
*   Energy Resources of Australia, Ltd.                           3,419    4,138
*   Energy World Corp., Ltd.                                     19,261    7,917
    Envestra, Ltd.                                               36,163   38,430
    Evolution Mining, Ltd.                                        3,686    2,913
#   Fairfax Media, Ltd.                                          65,286   37,277
    Finbar Group, Ltd.                                            8,281   12,294
#   Fleetwood Corp., Ltd.                                           779    2,483
    Flight Centre, Ltd.                                             879   43,153
    Forge Group, Ltd.                                             4,090   17,015
    Fortescue Metals Group, Ltd.                                 16,088   78,902
    Goodman Fielder, Ltd.                                        53,891   38,733
    GUD Holdings, Ltd.                                            2,204   12,350
    GWA Group, Ltd.                                              11,308   33,129
#   Harvey Norman Holdings, Ltd.                                 12,166   37,437
    Hills Holdings, Ltd.                                          5,705    9,857
#*  Horizon Oil, Ltd.                                            94,750   29,511
    iiNET, Ltd.                                                   1,156    7,111
    Iluka Resources, Ltd.                                         6,000   58,239
    Imdex, Ltd.                                                   3,611    2,456
    Incitec Pivot, Ltd.                                          52,194  131,316
#   Independence Group NL                                         6,088   22,689
    Insurance Australia Group, Ltd.                              17,202  100,458
    IOOF Holdings, Ltd.                                           7,032   59,800
    Iress, Ltd.                                                   2,924   27,288
    James Hardie Industries P.L.C.                                3,212   33,223
#   JB Hi-Fi, Ltd.                                                2,333   48,078
#   Kingsgate Consolidated, Ltd.                                  1,033    1,388
#   Leighton Holdings, Ltd.                                       2,791   47,282
    Lend Lease Group                                             13,680  147,523
#*  Linc Energy, Ltd.                                            16,858   22,850
    M2 Telecommunications Group, Ltd.                             1,303    7,807
*   Macmahon Holdings, Ltd.                                      25,813    3,663
    Macquarie Group, Ltd.                                         4,728  227,415
*   Medusa Mining, Ltd.                                             788    1,396
    Mermaid Marine Australia, Ltd.                                7,783   27,573
    Mincor Resources NL                                           3,984    2,124
*   Mineral Deposits, Ltd.                                          291      859
#   Mineral Resources, Ltd.                                       4,525   48,381
#   Monadelphous Group, Ltd.                                      1,970   33,802
    Mortgage Choice, Ltd.                                         2,795    7,878
    Mount Gibson Iron, Ltd.                                      26,826   22,501
#   Myer Holdings, Ltd.                                          20,385   48,178
    National Australia Bank, Ltd.                                23,943  800,195

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
AUSTRALIA -- (Continued)
#   New Hope Corp., Ltd.                                          1,554 $  5,546
#   Newcrest Mining, Ltd.                                        11,589  112,375
#   NIB Holdings, Ltd.                                            3,044    6,908
#   NRW Holdings, Ltd.                                            2,329    3,075
    Nufarm, Ltd.                                                  5,456   25,161
#   Oil Search, Ltd.                                              7,708   61,969
    Orica, Ltd.                                                   3,040   60,521
    Origin Energy, Ltd.                                          23,532  325,317
#   OZ Minerals, Ltd.                                            11,740   40,016
    Pacific Brands, Ltd.                                         24,707   16,456
#*  Paladin Energy, Ltd.                                         32,268   12,747
    PanAust, Ltd.                                                 7,483   14,201
    Panoramic Resources, Ltd.                                     8,102    2,492
*   Peet, Ltd.                                                    4,909    6,496
    Platinum Asset Management, Ltd.                               1,362    7,941
    Premier Investments, Ltd.                                     2,662   20,061
    Programmed Maintenance Services, Ltd.                         7,117   18,547
#*  Qantas Airways, Ltd.                                         73,331   86,213
    QBE Insurance Group, Ltd.                                    10,871  152,241
    RCR Tomlinson, Ltd.                                           2,571    8,617
    REA Group, Ltd.                                                 281   11,029
*   Red Fork Energy, Ltd.                                        23,710   10,725
#   Regis Resources, Ltd.                                         5,460   17,791
    Resolute Mining, Ltd.                                        13,592    8,228
#   Retail Food Group, Ltd.                                       1,521    6,270
    Ridley Corp., Ltd.                                            4,192    3,383
    Rio Tinto, Ltd.                                               2,532  152,356
*   Roc Oil Co., Ltd.                                            10,956    5,012
#   SAI Global, Ltd.                                             10,948   42,546
    Santos, Ltd.                                                 22,199  317,712
    Seek, Ltd.                                                    4,297   52,790
*   Senex Energy, Ltd.                                           31,721   24,863
#   Seven Group Holdings, Ltd.                                    3,625   28,553
    Seven West Media, Ltd.                                       22,987   54,769
    Sigma Pharmaceuticals, Ltd.                                  44,464   23,968
#*  Silver Lake Resources, Ltd.                                   1,410    1,016
#*  Sims Metal Management, Ltd.                                   5,998   56,815
    Skilled Group, Ltd.                                           6,146   20,539
    SMS Management & Technology, Ltd.                               974    4,239
    Sonic Healthcare, Ltd.                                        4,576   69,854
    Southern Cross Media Group, Ltd.                             14,928   26,639
    SP AusNet                                                    26,894   31,771
#   Spark Infrastructure Group                                   28,821   46,162
#*  St Barbara, Ltd.                                             10,906    4,898
    STW Communications Group, Ltd.                               19,193   28,871
    Suncorp Group, Ltd.                                          14,703  185,396
    Super Retail Group, Ltd.                                      3,035   38,444
    Sydney Airport                                                1,422    5,632
    Telstra Corp., Ltd.                                           8,140   39,831
#*  Ten Network Holdings, Ltd.                                   59,087   15,661
    Toll Holdings, Ltd.                                          24,809  135,155
    Tox Free Solutions, Ltd.                                      2,925    9,121

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
AUSTRALIA -- (Continued)
    TPG Telecom, Ltd.                                             2,043 $     9,007
#   Transfield Services, Ltd.                                    16,546      20,869
*   Transpacific Industries Group, Ltd.                          49,472      53,544
    Transurban Group                                             13,091      87,819
#*  Troy Resources, Ltd.                                            443         558
#   UGL, Ltd.                                                     5,085      35,363
    UXC, Ltd.                                                     5,386       4,856
    Village Roadshow, Ltd.                                        3,337      22,167
#*  Virgin Australia Holdings, Ltd.                              54,501      21,398
    Wesfarmers, Ltd.                                             11,142     452,131
#   Western Areas, Ltd.                                           4,348      11,473
    Westpac Banking Corp.                                        19,827     643,726
#*  Whitehaven Coal, Ltd.                                        22,370      34,266
    Woodside Petroleum, Ltd.                                      2,484      91,063
    Woolworths, Ltd.                                              2,436      80,331
    WorleyParsons, Ltd.                                           2,526      52,601
                                                                        -----------
TOTAL AUSTRALIA                                                          10,427,004
                                                                        -----------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG                                           20       2,439
    Andritz AG                                                      982      60,473
    Atrium European Real Estate, Ltd.                             1,115       6,659
    DO & Co. AG                                                     270      12,932
    Erste Group Bank AG                                           6,139     215,539
#   EVN AG                                                           83       1,265
    Flughafen Wien AG                                               245      18,900
    IMMOFINANZ AG                                                12,835      56,212
#   Kapsch TrafficCom AG                                             86       4,642
    Lenzing AG                                                      120       8,952
    Mayr Melnhof Karton AG                                          246      27,433
#   Oesterreichische Post AG                                        563      26,401
    OMV AG                                                        2,525     120,449
    Palfinger AG                                                    416      15,353
    POLYTEC Holding AG                                              362       3,485
#   Raiffeisen Bank International AG                              1,242      45,557
    RHI AG                                                          290      10,701
    S IMMO AG                                                       785       5,274
    Schoeller-Bleckmann Oilfield Equipment AG                       164      18,921
    Semperit AG Holding                                             494      24,191
    Strabag SE                                                       84       2,208
    Telekom Austria AG                                            3,113      25,591
#   UNIQA Insurance Group AG                                        711       8,692
#   Verbund AG                                                    1,206      28,291
    Vienna Insurance Group AG Wiener Versicherung Gruppe          1,086      57,453
#   Voestalpine AG                                                3,215     151,669
#   Wienerberger AG                                               3,071      53,269
    Zumtobel AG                                                   1,877      33,495
                                                                        -----------
TOTAL AUSTRIA                                                             1,046,446
                                                                        -----------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                                     1,045     113,176
    Ageas                                                         6,586     279,867

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
BELGIUM -- (Continued)
*   AGFA-Gevaert NV                                              7,190  $   17,075
    Arseus NV                                                    1,215      37,523
    Banque Nationale de Belgique                                     2       7,842
    Barco NV                                                       392      29,672
    Belgacom SA                                                  5,226     142,991
    Cie d'Entreprises CFE                                          102       8,060
#   Cie Maritime Belge SA                                          333       8,864
    Colruyt SA                                                     585      32,636
    D'ieteren SA                                                   745      35,107
#   Delhaize Group SA                                            2,582     164,898
    Delhaize Group SA Sponsored ADR                              1,388      88,749
    Econocom Group                                                 801       7,783
    Elia System Operator SA                                        501      22,911
    EVS Broadcast Equipment SA                                     367      24,010
    Exmar NV                                                     1,088      15,698
*   Ion Beam Applications                                          595       4,910
#   KBC Groep NV                                                 5,395     293,927
    Kinepolis Group NV                                             141      20,573
    Lotus Bakeries                                                   6       5,574
#   NV Bekaert SA                                                1,317      55,146
#   Nyrstar                                                      3,526      14,467
*   RHJ International                                            3,747      19,596
    Sipef SA                                                        26       1,973
#   Solvay SA                                                    1,105     172,781
    Telenet Group Holding NV                                       861      47,192
    Tessenderlo Chemie NV                                          974      24,381
#*  ThromboGenics NV                                               592      16,301
    Umicore SA                                                   3,637     173,190
    Van de Velde NV                                                436      22,161
                                                                        ----------
TOTAL BELGIUM                                                            1,909,034
                                                                        ----------
CANADA -- (8.9%)
*   Advantage Oil & Gas, Ltd.                                    7,920      32,207
    Aecon Group, Inc.                                            1,657      22,964
#   AG Growth International, Inc.                                  200       7,289
    AGF Management, Ltd. Class B                                 1,700      22,451
    Agnico Eagle Mines, Ltd.                                     2,452      72,408
    Agrium, Inc.                                                 1,097      93,596
    Aimia, Inc.                                                  3,000      53,028
*   Ainsworth Lumber Co., Ltd.                                   2,800      10,581
    Alacer Gold Corp.                                            1,800       4,989
#   Alamos Gold, Inc.(2411707)                                   1,088      17,332
*   Alamos Gold, Inc.(011527108)                                 1,200      19,164
*   Alexco Resource Corp.                                        1,285       1,825
#   Algonquin Power & Utilities Corp.                            7,894      50,953
    Alimentation Couche Tard, Inc. Class B                         500      33,866
    Alliance Grain Traders, Inc.                                   300       4,632
#   AltaGas, Ltd.                                                2,300      85,148
    Altus Group, Ltd.                                              400       5,371
#*  Angle Energy, Inc.                                           4,500      16,185
#   ARC Resources, Ltd.                                          2,500      66,369
#*  Argonaut Gold Inc.                                           3,300      18,357

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
    Atco, Ltd. Class I                                              800 $ 37,129
*   Atrium Innovations, Inc.                                        600   10,928
*   ATS Automation Tooling Systems, Inc.                          3,200   44,256
    AuRico Gold, Inc.                                             5,568   22,885
    AutoCanada, Inc.                                                400   14,732
*   B2Gold Corp.                                                  7,141   17,670
    Badger Daylighting, Ltd.                                        200   14,198
    Bank of Montreal                                              5,295  369,062
    Bank of Nova Scotia                                           9,804  595,789
*   Bankers Petroleum, Ltd.                                       7,000   26,855
    Barrick Gold Corp.                                            8,972  173,967
    Baytex Energy Corp.                                             905   37,838
    BCE, Inc.                                                       800   34,824
#   Bell Aliant, Inc.                                             1,300   32,929
#*  Bellatrix Exploration, Ltd.                                   5,630   42,172
*   Birchcliff Energy, Ltd.                                       4,100   29,296
#   Black Diamond Group, Ltd.                                     1,000   26,193
*   BlackBerry, Ltd.                                              7,992   63,217
#*  BlackPearl Resources, Inc.                                    3,800    7,070
    Bombardier, Inc. Class B                                     10,500   47,734
#   Bonavista Energy Corp.                                        7,200   83,073
#   Bonterra Energy Corp.                                           500   28,102
    Brookfield Asset Management, Inc. Class A                     1,760   69,681
    Brookfield Office Properties, Inc.                            1,167   21,803
*   Brookfield Residential Properties, Inc.                         457   10,091
    Calfrac Well Services, Ltd.                                     800   24,936
*   Calvalley Petroleums, Inc. Class A                            1,493    2,205
    Cameco Corp.                                                  6,159  117,021
    Canaccord Genuity Group, Inc.                                 3,400   21,587
#*  Canada Lithium Corp.                                            500      189
    Canadian Imperial Bank of Commerce                            2,899  246,850
    Canadian National Railway Co.                                   998  109,710
    Canadian Natural Resources, Ltd.                             11,986  380,556
#   Canadian Oil Sands, Ltd.                                      3,600   70,160
    Canadian Pacific Railway, Ltd.                                  300   42,921
#   Canadian Tire Corp., Ltd. Class A                             1,300  120,668
#   Canadian Western Bank                                         2,800   89,802
*   Canam Group, Inc. Class A                                     1,400   15,173
    CanElson Drilling, Inc.                                       4,900   29,466
#   Canexus Corp.                                                 3,400   23,674
*   Canfor Corp.                                                  2,200   45,597
#   Canfor Pulp Products, Inc.                                    1,300   13,491
    Canyon Services Group, Inc.                                   2,376   26,047
#   Capital Power Corp.                                           1,700   35,218
    Capstone Infrastructure Corp.                                 2,400    9,046
*   Capstone Mining Corp.                                        16,300   43,304
    Cascades, Inc.                                                4,200   23,525
*   Catamaran Corp.                                                 578   27,143
    CCL Industries, Inc. Class B                                    785   53,907
*   Celestica, Inc.                                               7,581   83,088
    Cenovus Energy, Inc.                                          2,097   62,323
    Centerra Gold, Inc.                                           5,442   21,765

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#*  Cequence Energy, Ltd.                                        6,404  $ 11,670
*   CGI Group, Inc. Class A                                      1,399    46,950
*   China Gold International Resources Corp., Ltd.               5,000    13,427
    CI Financial Corp.                                           1,000    33,261
#   Cineplex, Inc.                                               1,400    56,395
    Cogeco Cable, Inc.                                             300    14,185
    Cogeco, Inc.                                                   175     7,922
#   Colabor Group, Inc.                                            500     2,225
*   COM DEV International, Ltd.                                  1,400     5,640
    Computer Modelling Group, Ltd.                                 300     7,705
    Constellation Software, Inc.                                   100    18,217
#   Corus Entertainment, Inc. Class B                            3,700    86,232
    Cott Corp.                                                   5,107    41,877
#   Crescent Point Energy Corp.                                  2,877   111,725
*   Crew Energy, Inc.                                            5,100    29,642
*   Crocotta Energy, Inc.                                        1,600     4,665
    Davis + Henderson Corp.                                      2,129    54,825
*   DeeThree Exploration, Ltd.                                   3,900    34,038
*   Delphi Energy Corp.                                            492       764
#*  Denison Mines Corp.                                          3,500     3,860
*   Descartes Systems Group, Inc. (The)                            100     1,225
    DHX Media, Ltd.                                              1,100     4,241
    Dollarama, Inc.                                                300    25,786
*   Dominion Diamond Corp.                                       2,408    32,412
    Dorel Industries, Inc. Class B                                 989    36,747
*   Dundee Precious Metals, Inc.                                 4,000    17,072
#*  Eastern Platinum, Ltd.                                       7,000       403
    Eldorado Gold Corp.(284902103)                               7,243    48,890
    Eldorado Gold Corp.(2307873)                                 7,100    47,871
    Emera, Inc.                                                    800    23,586
    Empire Co., Ltd.                                               865    63,698
#   Enbridge Income Fund Holdings, Inc.                          1,100    24,634
#   Enbridge, Inc.(2466149)                                      2,200    95,372
    Enbridge, Inc.(29250N105)                                      602    26,121
    Encana Corp.                                                 1,147    20,554
*   Endeavour Silver Corp.                                         598     2,500
    Enerplus Corp.                                               8,304   143,410
    Enghouse Systems, Ltd.                                         200     5,323
    Ensign Energy Services, Inc.                                 4,200    71,783
*   Essential Energy Services Trust                              2,400     6,790
#   Exchange Income Corp.                                          200     3,834
#   Extendicare Inc.                                             2,000    12,833
    Fairfax Financial Holdings, Ltd.                               427   186,338
    Finning International, Inc.                                  2,700    62,253
    First Capital Realty, Inc.                                   1,651    28,692
*   First Majestic Silver Corp.                                    299     3,382
    First Quantum Minerals, Ltd.                                 9,337   177,132
    FirstService Corp.                                             200     8,314
#   Fortis, Inc.                                                 1,100    34,214
*   Fortuna Silver Mines, Inc.(349915108)                        1,312     5,156
*   Fortuna Silver Mines, Inc.(2383033)                          7,299    28,912
    Genivar, Inc.                                                1,400    40,067

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#   Genworth MI Canada, Inc.                                      2,079 $ 65,422
    George Weston, Ltd.                                             640   52,138
#   Gibson Energy, Inc.                                           2,000   49,125
    Gildan Activewear, Inc.                                         802   38,737
    Gluskin Sheff + Associates, Inc.                                500    9,639
    GMP Capital, Inc.                                             1,000    5,956
    Goldcorp, Inc.                                                9,997  254,224
#*  Golden Star Resources, Ltd.                                  12,402    6,185
*   Gran Tierra Energy, Inc.(38500T101)                           2,706   20,539
*   Gran Tierra Energy, Inc.(B2PPCS5)                            11,198   84,416
*   Great Panther Silver, Ltd.                                      753      614
#   Great-West Lifeco, Inc.                                       1,300   40,210
#*  Guyana Goldfields, Inc.                                       1,700    3,978
    Heroux-Devtek, Inc.                                             200    1,794
    Horizon North Logistics, Inc.                                 4,600   37,501
    HudBay Minerals, Inc.                                         2,840   23,515
#   Husky Energy, Inc.                                            3,300   93,811
    IAMGOLD Corp.(450913108)                                      4,292   21,889
    IAMGOLD Corp.(2446646)                                        8,100   41,407
#   IGM Financial, Inc.                                             200    9,637
*   Imperial Metals Corp.                                         1,400   17,711
    Imperial Oil, Ltd.                                            2,148   93,760
    Industrial Alliance Insurance & Financial Services, Inc.      2,918  130,864
    Innergex Renewable Energy, Inc.                               4,100   35,941
    Intact Financial Corp.                                        1,859  115,946
*   International Forest Products, Ltd. Class A                   3,000   33,981
    International Minerals Corp.                                  1,000    2,714
    Intertape Polymer Group, Inc.                                 1,400   20,141
*   Ithaca Energy, Inc.                                          13,625   31,885
#   Jean Coutu Group PJC, Inc. (The) Class A                        800   14,141
    Just Energy Group, Inc.(48213W101)                            1,302    9,257
#   Just Energy Group, Inc.(B63MCN1)                              1,499   10,639
#   Keyera Corp.                                                    700   41,423
#   Killam Properties, Inc.                                       1,800   19,007
    Kinross Gold Corp.                                           11,927   60,470
*   Kirkland Lake Gold, Inc.                                      2,200    7,680
#*  Lake Shore Gold Corp.                                         5,500    2,084
    Laurentian Bank of Canada                                     1,400   62,504
*   Legacy Oil + Gas, Inc.                                        5,483   37,127
#   Leisureworld Senior Care Corp.                                2,400   24,491
    Leon's Furniture, Ltd.                                          200    2,538
#   Lightstream Resources, Ltd.                                   6,484   41,666
    Linamar Corp.                                                 1,500   50,439
#   Loblaw Cos., Ltd.                                             1,100   50,313
*   Long Run Exploration, Ltd.                                    3,800   21,138
*   Lucara Diamond Corp.                                         11,000   13,504
#*  Lundin Mining Corp.                                          11,400   51,388
    MacDonald Dettwiler & Associates, Ltd.                          700   53,407
    Magna International, Inc.                                     1,899  160,845
    Major Drilling Group International                            3,500   27,593
    Manitoba Telecom Services, Inc.                                 900   25,438
    Manulife Financial Corp.                                     19,951  353,133

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#   Maple Leaf Foods, Inc.                                        2,000 $ 29,444
    Martinrea International, Inc.                                 2,900   30,734
#*  MBAC Fertilizer Corp.                                         1,200    2,325
#   Medical Facilities Corp.                                        400    6,399
*   MEG Energy Corp.                                              2,400   76,812
*   MEGA Brands, Inc.                                                93    1,400
    Methanex Corp.                                                  698   40,596
    Metro, Inc.                                                     559   34,972
#   Morneau Shepell, Inc.                                           400    5,486
    MTY Food Group, Inc.                                            100    3,037
#   Mullen Group, Ltd.                                            1,800   48,235
    National Bank of Canada                                         937   81,312
    Nevsun Resources, Ltd.                                        9,072   33,063
#   New Flyer Industries, Inc.                                    1,976   20,487
*   New Gold, Inc.(644535106)                                     4,011   23,464
*   New Gold, Inc.(2826947)                                       6,099   35,799
*   New Millennium Iron Corp.                                     2,000    1,362
    Newalta Corp.                                                 1,600   24,936
#*  Niko Resources, Ltd.                                          3,600   11,567
*   Nordion, Inc.                                                   800    6,616
#*  North American Palladium, Ltd.                                3,301    3,008
    North West Co., Inc. (The)                                      468   11,639
*   NuVista Energy, Ltd.                                          3,400   21,685
#*  OceanaGold Corp.                                              8,366   13,961
    Onex Corp.                                                      700   36,986
    Open Text Corp.                                                 697   51,118
#*  Osisko Mining Corp.                                          12,274   59,919
    Pacific Rubiales Energy Corp.                                 5,618  116,223
*   Paladin Labs, Inc.                                              400   24,457
    Pan American Silver Corp.                                     5,190   55,066
*   Paramount Resources, Ltd. Class A                             1,000   34,652
*   Parex Resources, Inc.                                         2,921   16,893
#   Parkland Fuel Corp.                                             300    5,499
#   Pason Systems, Inc.                                           1,400   29,097
*   Pembina Pipeline Corp.                                        2,202   72,226
    Pengrowth Energy Corp.(70706P104)                             4,002   25,813
#   Pengrowth Energy Corp.(B67M828)                              13,696   88,010
    Penn West Petroleum, Ltd.                                     9,531  106,652
*   Petrobank Energy & Resources, Ltd.                              800      284
#   Petrominerales, Ltd.                                            700    8,050
#   Peyto Exploration & Development Corp.                         1,300   39,175
#   PHX Energy Services Corp.                                       600    7,078
    Potash Corp. of Saskatchewan, Inc.                            2,603   80,953
    Precision Drilling Corp.                                      7,977   84,476
    Premium Brands Holdings Corp.                                 1,100   21,037
*   Primero Mining Corp.(B4Z8FV2)                                 3,700   21,079
*   Primero Mining Corp.(74164W106)                                 700    4,004
    Progressive Waste Solutions, Ltd.                             2,299   61,728
*   Pure Technologies, Ltd.                                       2,200   12,238
    Quebecor, Inc. Class B                                        2,000   49,451
    Reitmans Canada, Ltd. Class A                                 2,100   13,797
*   RMP Energy, Inc.                                              3,649   21,838

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
    Rocky Mountain Dealerships, Inc.                                200 $  2,283
    Rogers Communications, Inc. Class B                             800   36,328
#   Rogers Sugar, Inc.                                            3,500   18,295
#   RONA, Inc.                                                    4,300   50,397
    Royal Bank of Canada                                          4,008  269,257
#   Russel Metals, Inc.                                           2,100   58,006
*   Sandvine Corp.                                                7,400   18,808
*   Santonia Energy, Inc.                                         3,200    6,230
    Saputo, Inc.                                                    825   40,821
    Savanna Energy Services Corp.                                 3,100   23,310
*   Scorpio Mining Corp.                                          4,800    1,266
    Sears Canada, Inc.                                            1,313   18,260
#   SEMAFO, Inc.                                                 12,599   34,197
    Shaw Communications, Inc. Class B                             1,597   38,216
    ShawCor, Ltd.                                                   378   15,890
#   Sherritt International Corp.                                  9,158   31,357
    Shoppers Drug Mart Corp.                                      1,900  111,013
*   Sierra Wireless, Inc.                                           800   14,448
*   Silver Standard Resources, Inc.                               2,399   13,482
    Silver Wheaton Corp.                                          1,302   29,516
    SNC-Lavalin Group, Inc.                                         900   37,816
*   Southern Pacific Resource Corp.                              19,107   11,912
#*  SouthGobi Resources, Ltd.                                       800      936
    Sprott Resource Corp.                                         1,300    3,541
#   Sprott, Inc.                                                  9,400   23,801
#   Spyglass Resources Corp.                                      3,710    7,401
    Stantec, Inc.                                                   667   39,640
    Stella-Jones, Inc.                                              400   10,949
    Student Transportation, Inc.                                    700    4,417
    Sun Life Financial, Inc.                                      7,193  242,116
    Suncor Energy, Inc.                                          15,693  570,441
*   SunOpta, Inc.                                                 5,300   57,034
#   Superior Plus Corp.                                           3,200   34,128
#   Surge Energy, Inc.                                            4,900   32,709
*   TAG Oil, Ltd.                                                 1,089    4,429
    Talisman Energy, Inc.                                         8,572  106,979
*   Taseko Mines, Ltd.                                            7,200   17,678
    Teck Resources, Ltd. Class B                                  5,945  158,969
    TELUS Corp.                                                     200    7,012
*   Thompson Creek Metals Co., Inc.                               6,318   20,281
    Thomson Reuters Corp.                                         2,694  101,214
    Tim Hortons, Inc.                                               700   41,818
#*  Timmins Gold Corp.                                            3,900    6,247
    TMX Group, Ltd.                                                 470   21,434
    Toronto-Dominion Bank (The)                                   7,802  715,599
    Torstar Corp. Class B                                         1,200    6,445
    Total Energy Services, Inc.                                     700   12,393
*   Tourmaline Oil Corp.                                          1,200   46,531
    TransAlta Corp.                                               6,733   90,694
    TransCanada Corp.                                             3,000  135,330
#   Transcontinental, Inc. Class A                                2,695   43,036
    TransForce, Inc.                                              1,597   35,366

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
CANADA -- (Continued)
*   TransGlobe Energy Corp.(893662106)                             500  $     4,535
*   TransGlobe Energy Corp.(2470548)                             1,000        9,054
#   Trican Well Service, Ltd.                                    5,000       70,254
    Trilogy Energy Corp.                                         1,000       29,339
    Trinidad Drilling, Ltd.                                      4,600       44,560
*   Turquoise Hill Resources, Ltd.(900435108)                    1,698        8,184
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)                      8,100       39,076
#   Twin Butte Energy, Ltd.                                      6,268       13,346
    Valener, Inc.                                                  800       11,900
#   Veresen, Inc.                                                3,600       44,540
#   Vermilion Energy, Inc.                                         600       32,979
#   Wajax Corp.                                                    900       32,171
    West Fraser Timber Co., Ltd.                                   600       54,996
    Western Energy Services Corp.                                2,600       19,625
    Westshore Terminals Investment Corp.                           200        6,585
    Whistler Blackcomb Holdings, Inc.                              500        6,953
#   Whitecap Resources, Inc.                                     6,155       71,488
    Wi-Lan, Inc.                                                 5,600       17,617
    Yamana Gold, Inc.                                            7,196       71,456
#   Zargon Oil & Gas, Ltd.                                         600        4,437
                                                                        -----------
TOTAL CANADA                                                             14,387,165
                                                                        -----------
COLOMBIA -- (0.0%)
*   Platino Energy Corp.                                           900          518
                                                                        -----------
DENMARK -- (1.2%)
    ALK-Abello A.S.                                                200       19,002
*   Alm Brand A.S.                                               5,886       23,039
    Ambu A.S. Class B                                              156        7,022
*   Auriga Industries Class B                                      487       19,112
*   Bavarian Nordic A.S.                                         1,032       12,549
    Chr Hansen Holding A.S.                                      2,237       82,889
    Coloplast A.S. Class B                                         299       19,502
    D/S Norden A.S.                                                944       41,521
*   Danske Bank A.S.                                             8,406      196,413
    Dfds A.S.                                                       74        5,388
    DSV A.S.                                                     4,906      143,531
#*  East Asiatic Co., Ltd. A.S.                                    260        4,443
#   FLSmidth & Co. A.S.                                          1,058       52,804
*   Genmab A.S.                                                    620       26,937
    GN Store Nord A.S.                                           5,893      134,436
    H Lundbeck A.S.                                              2,480       53,249
    IC Companys A.S.                                               172        4,660
*   Jyske Bank A.S.                                              2,181      123,313
    NKT Holding A.S.                                               515       24,993
    Novozymes A.S. Class B                                       2,034       79,663
    Pandora A.S.                                                 1,586       75,600
    PER Aarsleff A.S. Class B                                      239       29,762
    Ringkjoebing Landbobank A.S.                                   163       32,809
    Rockwool International A.S. Class B                            254       39,951
    Schouw & Co.                                                   735       27,411
    SimCorp A.S.                                                 1,120       36,667

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
DENMARK -- (Continued)
    Solar A.S. Class B                                               75 $    4,270
*   Spar Nord Bank A.S.                                           1,503     13,427
*   Sydbank A.S.                                                  2,665     78,803
    TDC A.S.                                                     12,685    114,585
*   Topdanmark A.S.                                               3,050     83,014
    Tryg A.S.                                                       357     32,600
    United International Enterprises                                 84     16,093
#*  Vestas Wind Systems A.S.                                      5,980    160,245
*   William Demant Holding A.S.                                     310     30,698
#*  Zealand Pharma A.S.                                              82        922
                                                                        ----------
TOTAL DENMARK                                                            1,851,323
                                                                        ----------
FINLAND -- (1.5%)
    Aktia Bank Oyj                                                1,256     13,021
    Amer Sports Oyj                                               3,717     76,263
#   Cargotec Oyj                                                  2,056     75,076
*   Caverion Corp.                                                3,326     26,000
    Elisa Oyj                                                     2,203     55,193
    Finnair Oyj                                                     981      3,744
    Fiskars Oyj Abp                                               1,642     42,036
    Fortum Oyj                                                   10,282    229,360
    Huhtamaki Oyj                                                 1,991     47,859
    Kemira Oyj                                                    4,009     64,369
    Kesko Oyj Class A                                               218      7,505
    Kesko Oyj Class B                                             2,676     88,924
    Konecranes Oyj                                                1,327     44,707
    Lassila & Tikanoja Oyj                                          590     12,371
    Metsa Board Oyj                                               6,782     26,316
    Neste Oil Oyj                                                 4,482     88,871
    Nokian Renkaat Oyj                                            1,753     88,660
    Oriola-KD Oyj Class B                                         7,189     23,314
#*  Outokumpu Oyj                                                10,481      5,821
#   Outotec Oyj                                                   4,209     41,623
    PKC Group Oyj                                                   968     31,570
    Pohjola Bank P.L.C. Class A                                   4,549     82,841
*   Poyry Oyj                                                       493      2,611
    Raisio P.L.C. Class V                                         4,905     28,541
    Ramirent Oyj                                                  2,442     29,344
    Rautaruukki Oyj                                               4,587     39,674
    Sampo Class A                                                 7,907    374,006
#   Sanoma Oyj                                                    4,560     39,564
#   Stockmann Oyj Abp                                               832     13,284
    Stora Enso Oyj Class R                                       20,818    193,313
#   Technopolis Oyj                                               2,001     13,580
    Tieto Oyj                                                     1,892     41,567
    Tikkurila Oyj                                                   677     17,552
    UPM-Kymmene Oyj                                              24,046    381,784
    Uponor Oyj                                                      843     16,651
    Vacon P.L.C.                                                     88      6,540
    Wartsila Oyj Abp                                              1,200     53,246

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FINLAND -- (Continued)
    YIT Oyj                                                       4,403 $   57,112
                                                                        ----------
TOTAL FINLAND                                                            2,483,813
                                                                        ----------
FRANCE -- (6.8%)
    Accor SA                                                      1,411     63,066
    Aeroports de Paris                                              251     26,810
    Air Liquide SA                                                  836    113,624
    Albioma                                                       1,414     34,561
    Alten SA                                                        687     31,064
    Altran Technologies SA                                        5,511     48,841
    April                                                         1,193     25,364
    Arkema SA                                                     1,022    115,624
    Assystem                                                        402     10,943
    AtoS                                                          1,235    105,272
    AXA SA                                                       21,673    539,992
*   Beneteau SA                                                     497      9,101
    BioMerieux                                                      208     20,877
    BNP Paribas SA                                               11,320    835,112
    Boiron SA                                                       290     19,621
    Bonduelle SCA                                                 1,111     27,722
    Bongrain SA                                                      84      6,144
    Bourbon SA                                                    1,518     43,263
*   Boursorama                                                      343      3,442
*   Bull                                                          1,718      7,586
    Bureau Veritas SA                                               640     19,306
    Cap Gemini SA                                                 2,310    151,485
    Carrefour SA                                                  4,463    162,911
    Casino Guichard Perrachon SA                                    885     99,478
*   CGG                                                           2,028     44,575
    Christian Dior SA                                               198     37,568
    Cie de St-Gobain                                              7,158    375,724
    Cie des Alpes                                                   283      5,755
    Cie Generale des Etablissements Michelin                      3,386    352,814
    Ciments Francais SA                                             155     11,101
*   Club Mediterranee SA                                            316      7,456
    CNP Assurances                                                4,328     76,242
*   Credit Agricole SA                                           20,273    243,753
    Danone SA                                                     1,274     94,358
    Dassault Systemes SA                                            406     49,323
*   Derichebourg SA                                               1,773      6,196
    Edenred                                                       4,004    135,926
    Eiffage SA                                                    1,139     67,501
    Electricite de France SA                                      2,354     82,385
#   Eramet                                                           67      6,362
    Essilor International SA                                      1,049    112,416
    Esso SA Francaise                                                70      4,505
    Etablissements Maurel et Prom                                 2,968     47,784
    Euler Hermes SA                                                 603     79,611
    European Aeronautic Defence and Space Co. NV                  1,233     84,491
    Eutelsat Communications SA                                      990     31,312
    Faiveley Transport SA                                           121      9,443
*   Faurecia                                                      2,148     62,601

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
FRANCE -- (Continued)
    Fimalac                                                         134 $  8,318
    GDF Suez                                                     15,034  372,599
    GL Events                                                       119    2,570
    Groupe Eurotunnel SA                                         16,849  163,113
*   Groupe Fnac                                                      60    1,677
    Groupe Steria SCA                                               490    9,054
*   Haulotte Group SA                                             1,255   15,296
    Havas SA                                                      8,233   68,461
    Iliad SA                                                        110   25,123
    Imerys SA                                                     1,002   80,380
    Interparfums SA                                                 141    5,553
    Ipsen SA                                                        120    5,256
    IPSOS                                                         1,229   51,734
    Jacquet Metal Service                                         1,075   18,062
    JCDecaux SA                                                   1,491   59,760
    Kering                                                          242   54,845
    Korian                                                           75    2,343
    L'Oreal SA                                                      556   94,935
    Lagardere SCA                                                 3,329  120,940
    Legrand SA                                                    1,138   64,497
    LISI                                                            167   25,775
    LVMH Moet Hennessy Louis Vuitton SA                             791  151,868
#   Manitou BF SA                                                   323    6,084
    Medica SA                                                       617   15,855
    Mersen                                                          323   11,815
    Metropole Television SA                                       1,582   36,391
    Montupet                                                        560   21,036
    Natixis                                                      22,875  123,013
    Naturex                                                         174   13,735
#   Neopost SA                                                      832   62,817
#   Nexans SA                                                       923   41,038
    Nexity SA                                                       921   36,061
    Norbert Dentressangle SA                                        126   14,292
*   NRJ Group                                                       172    1,658
    Orange                                                       19,938  274,069
    Orpea                                                         1,027   55,393
*   Parrot SA                                                       437   12,179
#*  Peugeot SA                                                    8,091  106,437
    Plastic Omnium SA                                             1,239   35,397
    Publicis Groupe SA                                              927   77,089
    Rallye SA                                                     1,010   42,982
    Rexel SA                                                      4,257  106,607
    Rubis SCA                                                       761   47,507
    Sa des Ciments Vicat                                            563   42,067
    Saft Groupe SA                                                1,062   33,676
    SCOR SE                                                       5,702  201,257
    SEB SA                                                          552   49,529
    SES SA                                                        2,071   60,237
    Societe BIC SA                                                  264   32,967
    Societe d'Edition de Canal +                                  2,883   23,772
    Societe Generale SA                                           7,102  401,188
    Societe Television Francaise 1                                4,190   80,733

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                              SHARES   VALUE++
                                              ------ -----------
FRANCE -- (Continued)
    Sodexo                                       440 $    42,692
#*  SOITEC                                     9,334      21,097
*   Solocal Group                              2,755       6,418
    Sopra Group SA                                71       6,206
*   Ste Industrielle d'Aviation Latecoere SA     777      13,962
    Stef                                         175      11,764
    STMicroelectronics NV(5962332)            19,533     150,248
    STMicroelectronics NV(861012102)           3,197      24,521
    Suez Environnement Co.                     4,751      82,845
    Technip SA                                   870      91,123
    Teleperformance                            1,878      99,412
    Tessi SA                                      32       4,372
    Thermador Groupe                              80       7,155
    Total Gabon                                   20      12,834
    Total SA                                  10,657     653,838
#   Total SA Sponsored ADR                     6,978     426,914
*   Trigano SA                                 1,173      24,896
*   UBISOFT Entertainment                      3,630      46,564
    Valeo SA                                   1,785     176,589
    Vallourec SA                               3,680     219,040
    Veolia Environnement SA                    4,105      70,424
    Veolia Environnement SA ADR                1,130      19,447
    Vilmorin & Cie                               173      20,374
    Vinci SA                                   3,877     248,074
    Virbac SA                                     20       4,023
    Vivendi SA                                14,098     356,957
    Zodiac Aerospace                             718     114,885
                                                     -----------
TOTAL FRANCE                                          10,976,125
                                                     -----------
GERMANY -- (5.8%)
*   Aareal Bank AG                             1,624      62,285
    Adidas AG                                  1,511     172,172
*   ADVA Optical Networking SE                   893       4,767
*   Aixtron SE NA                              2,254      32,350
    Allianz SE                                 5,326     894,248
    Aurubis AG                                   720      45,364
    Axel Springer AG                           1,723     103,966
    BASF SE                                    3,395     352,450
    Bayerische Motoren Werke AG                2,965     335,574
    BayWa AG                                     473      24,089
    Bechtle AG                                   510      32,705
    Bertrandt AG                                  60       7,847
    Bijou Brigitte AG                            144      15,174
    Bilfinger SE                               1,459     161,906
    Borussia Dortmund GmbH & Co. KGaA            655       3,383
    Brenntag AG                                  284      48,055
    CANCOM SE                                    323      12,386
    Carl Zeiss Meditec AG                        484      15,288
    CAT Oil AG                                 1,276      31,136
#   Celesio AG                                 3,394     105,519
    CENTROTEC Sustainable AG                     278       6,912
    Cewe Stiftung & Co. KGAA                     251      14,035

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                     SHARES VALUE++
                                                     ------ --------
GERMANY -- (Continued)
    Comdirect Bank AG                                 2,126 $ 24,163
*   Commerzbank AG                                   19,407  248,208
    CompuGroup Medical AG                               101    2,631
    Continental AG                                      336   61,443
    CropEnergies AG                                     700    6,549
    CTS Eventim AG                                      140    6,825
#   Deutsche Bank AG                                 10,685  516,299
    Deutsche Boerse AG                                1,175   88,392
    Deutsche Telekom AG                              27,315  429,247
#   Deutsche Wohnen AG                                4,275   80,399
#*  Dialog Semiconductor P.L.C.                       2,684   51,570
    DMG MORI SEIKI AG                                 2,143   70,444
    Draegerwerk AG & Co. KGaA                           215   21,278
    Drillisch AG                                      1,920   49,480
    Duerr AG                                            270   23,630
    E.ON SE                                          19,836  361,580
    Eckert & Ziegler AG                                 144    5,858
    ElringKlinger AG                                  1,047   44,518
    Euromicron AG                                       154    3,650
#*  Evotec AG                                         4,707   27,536
    Fielmann AG                                         192   21,472
    Fraport AG Frankfurt Airport Services Worldwide     925   71,561
    Freenet AG                                        3,538   91,899
    Fresenius Medical Care AG & Co. KGaA              3,768  249,013
    Fuchs Petrolub SE                                   247   16,792
    GEA Group AG                                      3,525  153,206
    Gerresheimer AG                                   1,260   83,347
    Gesco AG                                             44    4,475
    GFK SE                                              320   18,712
    Grammer AG                                          258   12,005
*   GSW Immobilien AG                                 1,038   48,270
*   H&R AG                                              304    3,680
    Hamburger Hafen und Logistik AG                   1,013   25,421
    Hannover Rueck SE                                 2,054  164,385
    HeidelbergCement AG                               3,142  247,400
#*  Heidelberger Druckmaschinen AG                   12,760   34,112
    Henkel AG & Co. KGaA                                450   41,503
    Hochtief AG                                       1,028   92,977
    Homag Group AG                                      206    4,973
    Hornbach Baumarkt AG                                417   14,987
    Hugo Boss AG                                        159   20,712
    Indus Holding AG                                    721   25,909
    Infineon Technologies AG                         20,106  194,512
    Jenoptik AG                                       1,909   33,350
#   K+S AG                                            3,211   81,590
*   Kloeckner & Co. SE                                3,589   50,624
    Koenig & Bauer AG                                   107    2,042
    Kontron AG                                        1,056    7,223
    Krones AG                                           470   41,138
#   KUKA AG                                             271   12,334
    Lanxess AG                                          661   46,423
    Leoni AG                                          1,083   73,302

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                        SHARES   VALUE++
                                        ------- ----------
GERMANY -- (Continued)
    Linde AG                              1,730 $  328,398
*   Manz AG                                 353     25,480
    Metro AG                              2,111     98,976
    MLP AG                                1,362      8,498
    MTU Aero Engines AG                     675     67,319
    Muenchener Rueckversicherungs AG      1,970    411,006
    MVV Energie AG                          175      5,790
*   Nordex SE                             2,243     39,312
    Norma Group SE                          800     40,008
*   Patrizia Immobilien AG                  985      9,226
    Pfeiffer Vacuum Technology AG           449     52,282
    PNE Wind AG                           2,501      9,898
#   Puma SE                                 124     36,889
*   QIAGEN NV(5732825)                    2,145     49,230
*   QIAGEN NV(N72482107)                    526     12,182
    QSC AG                                4,310     26,809
#   R Stahl AG                              104      5,034
    RWE AG                               12,966    477,694
*   SAF-Holland SA                        1,876     26,669
    Salzgitter AG                         1,246     54,836
    SAP AG                                1,424    111,431
    SAP AG Sponsored ADR                    555     43,484
#   SGL Carbon SE                           579     22,579
    Sixt SE                                 330      9,944
*   Sky Deutschland AG                    4,942     48,703
#   SMA Solar Technology AG                 616     25,110
    Software AG                           1,336     49,469
#*  Solarworld AG                         2,893      3,085
    Stada Arzneimittel AG                   774     44,491
*   Stroeer Media AG                      1,459     25,207
    Suedzucker AG                           725     23,322
*   Suss Microtec AG                      1,897     20,117
    Symrise AG                            1,232     52,162
    Takkt AG                                989     19,638
*   ThyssenKrupp AG                       3,078     78,530
#*  Tom Tailor Holding AG                   934     21,288
#*  TUI AG                                6,293     83,371
    United Internet AG                    1,839     72,542
    Vossloh AG                              252     25,994
    VTG AG                                  652     13,598
#   Wacker Chemie AG                        638     59,913
    Wacker Neuson SE                        532      8,172
    Wincor Nixdorf AG                       513     33,919
                                                ----------
TOTAL GERMANY                                    9,276,265
                                                ----------
HONG KONG -- (3.0%)
    AAC Technologies Holdings, Inc.       7,500     32,953
#   AIA Group, Ltd.                      90,200    458,020
    ASM Pacific Technology, Ltd.          2,500     24,128
#   Bank of East Asia, Ltd.              22,200     96,209
    BOC Hong Kong Holdings, Ltd.         24,500     79,696
*   Brightoil Petroleum Holdings, Ltd.  139,000     23,841

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
HONG KONG -- (Continued)
    Cafe de Coral Holdings, Ltd.                                   2,000 $  6,877
    Cathay Pacific Airways, Ltd.                                  19,000   37,639
    Cheung Kong Holdings, Ltd.                                    15,000  234,642
    Cheung Kong Infrastructure Holdings, Ltd.                      6,000   41,752
    Chevalier International Holdings, Ltd.                         4,000    7,035
#   Chong Hing Bank, Ltd.                                          3,000   13,514
    Chow Sang Sang Holdings International, Ltd.                   14,000   45,404
    Chow Tai Fook Jewellery Group, Ltd.                           20,600   34,160
    CITIC Telecom International Holdings, Ltd.                    58,000   18,026
    CK Life Sciences International Holdings, Inc.                 64,000    5,940
    CLP Holdings, Ltd.                                             6,000   48,322
    CSI Properties, Ltd.                                         390,000   13,566
    Dah Sing Banking Group, Ltd.                                   9,200   17,328
    Dah Sing Financial Holdings, Ltd.                              4,000   24,986
    Dorsett Hospitality International, Ltd.                       46,000   10,083
    Emperor Watch & Jewellery, Ltd.                              130,000   10,406
    Esprit Holdings, Ltd.                                         69,600  128,331
    Far East Consortium International, Ltd.                       34,000   11,234
*   FIH Mobile, Ltd.                                              85,000   47,770
    First Pacific Co., Ltd.                                       80,000   90,963
#*  G-Resources Group, Ltd.                                      831,600   24,853
#   Giordano International, Ltd.                                  36,000   33,769
    Hang Lung Group, Ltd.                                         17,000   89,711
    Hang Lung Properties, Ltd.                                    46,000  151,484
    Hang Seng Bank, Ltd.                                           2,300   38,425
    HKR International, Ltd.                                       18,400    8,998
    Hong Kong & China Gas Co., Ltd.                               13,200   30,767
    Hong Kong Aircraft Engineering Co., Ltd.                       1,600   21,457
#   Hong Kong Exchanges and Clearing, Ltd.                         5,177   83,716
    Hongkong & Shanghai Hotels (The)                              21,000   33,048
    Hongkong Chinese, Ltd.                                        30,000    6,662
    Hopewell Holdings, Ltd.                                       25,500   86,041
    Hutchison Telecommunications Hong Kong Holdings, Ltd.         80,000   35,415
    Hutchison Whampoa, Ltd.                                       19,000  236,630
    Hysan Development Co., Ltd.                                   12,000   56,211
#   IT, Ltd.                                                      12,000    3,652
    Johnson Electric Holdings, Ltd.                               47,500   34,189
    K Wah International Holdings, Ltd.                            74,000   40,580
    Kerry Properties, Ltd.                                        14,000   60,892
    Kowloon Development Co., Ltd.                                 11,000   13,579
    L'Occitane International SA                                   14,750   33,456
*   Lai Sun Development                                          404,000   11,569
    Li & Fung, Ltd.                                               40,000   56,241
    Lifestyle International Holdings, Ltd.                        14,500   31,599
*   Lifestyle Properties Development, Ltd.                           725      147
    Liu Chong Hing Investment                                      4,000    8,884
#   Luk Fook Holdings International, Ltd.                         11,000   39,128
    Magnificent Estates                                          102,000    4,938
    Man Wah Holdings, Ltd.                                        19,600   33,679
    Melco International Development, Ltd.                         22,000   69,198
#   Midland Holdings, Ltd.                                        16,000    6,520
    Miramar Hotel & Investment                                     4,000    5,130

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
HONG KONG -- (Continued)
#*  Mongolian Mining Corp.                                        36,000 $    5,945
    MTR Corp., Ltd.                                               16,000     61,880
    New World Development Co., Ltd.                               83,000    115,036
    Newocean Energy Holdings, Ltd.                                58,000     35,466
    NWS Holdings, Ltd.                                            38,000     59,537
    Orient Overseas International, Ltd.                            8,500     43,903
    Pacific Basin Shipping, Ltd.                                  79,000     56,533
    Pacific Textile Holdings, Ltd.                                 8,000     10,959
    PCCW, Ltd.                                                    97,000     43,925
    Pico Far East Holdings, Ltd.                                  32,000     10,120
    Power Assets Holdings, Ltd.                                    4,000     33,273
    Prada SpA                                                      2,500     24,359
    Regal Hotels International Holdings, Ltd.                     12,000      6,563
    SA SA International Holdings, Ltd.                            32,000     35,033
    Samsonite International SA                                     5,700     15,544
    SEA Holdings, Ltd.                                             8,000      4,541
    Shangri-La Asia, Ltd.                                         48,000     88,306
    Shun Tak Holdings, Ltd.                                       46,000     26,647
    Singamas Container Holdings, Ltd.                            136,000     31,565
    Sino Land Co., Ltd.                                           48,000     67,320
#   SmarTone Telecommunications Holdings, Ltd.                     2,500      3,293
    SOCAM Development, Ltd.                                       12,000     14,270
    Soundwill Holdings, Ltd.                                       6,000     10,758
    Stella International Holdings, Ltd.                           13,500     33,322
    Sun Hung Kai & Co., Ltd.                                      28,000     15,763
    Sun Hung Kai Properties, Ltd.                                 19,000    248,386
    Swire Properties, Ltd.                                         5,400     14,627
    Techtronic Industries Co.                                     23,500     59,080
    Television Broadcasts, Ltd.                                   10,600     61,906
    Texwinca Holdings, Ltd.                                       28,000     28,606
    Transport International Holdings, Ltd.                         4,000      9,007
    Trinity, Ltd.                                                 32,000     11,962
#*  United Laboratories International Holdings, Ltd. (The)        10,000      4,218
    Value Partners Group, Ltd.                                    27,000     16,387
    Varitronix International, Ltd.                                 6,000      5,334
    Vitasoy International Holdings, Ltd.                           6,000      7,737
    VTech Holdings, Ltd.                                           2,800     39,983
    Wharf Holdings, Ltd.                                          20,000    169,078
#   Wheelock & Co., Ltd.                                          25,000    127,905
    Wing Hang Bank, Ltd.                                           6,000     85,093
    Xinyi Glass Holdings, Ltd.                                    44,000     43,634
    Yue Yuen Industrial Holdings, Ltd.                            24,000     65,901
                                                                         ----------
TOTAL HONG KONG                                                           4,806,098
                                                                         ----------
IRELAND -- (0.5%)
*   Bank of Ireland                                              687,337    251,211
    CRH P.L.C. Sponsored ADR                                      10,427    255,253
    Dragon Oil P.L.C.                                              3,847     36,239
*   Elan Corp. P.L.C. Sponsored ADR                                1,403     23,374
    FBD Holdings P.L.C.                                            1,219     26,297
    Glanbia P.L.C.                                                 2,349     32,880
    Kerry Group P.L.C. Class A                                       714     45,728

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
IRELAND -- (Continued)
    Kingspan Group P.L.C.                                         4,151 $ 69,421
    Smurfit Kappa Group P.L.C.                                    5,912  143,109
                                                                        --------
TOTAL IRELAND                                                            883,512
                                                                        --------
ISRAEL -- (0.5%)
    Azrieli Group                                                 1,007   32,286
    Bank Hapoalim BM                                             18,302   97,979
*   Bank Leumi Le-Israel BM                                      19,652   74,804
    Bezeq The Israeli Telecommunication Corp., Ltd.               5,764   10,022
*   Cellcom Israel, Ltd.                                          1,000   11,500
*   Ceragon Networks, Ltd.                                          170      590
    Clal Industries, Ltd.                                         6,007   26,773
    Clal Insurance Enterprises Holdings, Ltd.                       937   18,363
    Delek Group, Ltd.                                                43   14,848
    Delta-Galil Industries, Ltd.                                    290    6,841
*   Evogene, Ltd.                                                   682    5,549
*   EZchip Semiconductor, Ltd.                                      197    5,102
    First International Bank Of Israel, Ltd.                        589    9,665
    Formula Systems 1985, Ltd.                                      217    5,635
    Frutarom Industries, Ltd.                                       938   16,806
    Harel Insurance Investments & Financial Services, Ltd.        3,020   17,709
    Israel Chemicals, Ltd.                                        1,274   10,533
*   Israel Discount Bank, Ltd. Class A                           23,359   46,614
*   Jerusalem Oil Exploration                                       404   14,920
    Matrix IT, Ltd.                                               1,225    6,445
    Melisron, Ltd.                                                  178    4,711
    Menorah Mivtachim Holdings, Ltd.                                256    2,947
    Migdal Insurance & Financial Holding, Ltd.                   16,725   29,196
    Mizrahi Tefahot Bank, Ltd.                                    4,029   47,228
*   Naphtha Israel Petroleum Corp., Ltd.                            779    5,018
    NICE Systems, Ltd. Sponsored ADR                              1,644   64,412
*   Nitsba Holdings 1995, Ltd.                                    2,195   30,738
*   Oil Refineries, Ltd.                                         18,872    6,100
*   Ormat Industries                                              4,679   31,632
    Osem Investments, Ltd.                                        1,244   27,442
*   Partner Communications Co., Ltd. ADR                          1,321   10,727
*   Paz Oil Co., Ltd.                                                95   14,747
    Phoenix Holdings, Ltd. (The)                                    361    1,419
    Shikun & Binui, Ltd.                                          4,701   11,247
    Shufersal, Ltd.                                               1,106    4,462
    Strauss Group, Ltd.                                             221    3,897
*   Tower Semiconductor, Ltd.                                       392    1,910
                                                                        --------
TOTAL ISRAEL                                                             730,817
                                                                        --------
ITALY -- (2.4%)
    A2A SpA                                                      74,756   84,113
    ACEA SpA                                                        912    9,489
    Ansaldo STS SpA                                               3,307   35,092
*   Arnoldo Mondadori Editore SpA                                 3,717    7,929
    Assicurazioni Generali SpA                                    4,430  103,569
    Astaldi SpA                                                   2,260   22,016
    Atlantia SpA                                                  2,072   45,412

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
ITALY -- (Continued)
*   Autogrill SpA                                                  2,150 $ 19,300
    Azimut Holding SpA                                             2,220   56,315
#*  Banca Carige SpA                                              15,904   12,716
    Banca Generali SpA                                             1,522   39,732
    Banca IFIS SpA                                                   731   10,973
#*  Banca Monte dei Paschi di Siena SpA                          114,184   35,999
*   Banca Piccolo Credito Valtellinese Scarl                       3,267    5,846
*   Banca Popolare dell'Emilia Romagna S.c.r.l.                    8,733   83,901
#*  Banca Popolare di Milano Scarl                                82,712   55,252
    Banca Popolare di Sondrio Scarl                                7,030   40,463
*   Banco Popolare                                                80,179  159,283
#   Buzzi Unicem SpA                                               3,064   53,048
*   CIR-Compagnie Industriali Riunite SpA                         11,847   19,706
    Credito Emiliano SpA                                           3,017   22,809
    Danieli & C Officine Meccaniche SpA                              176    5,410
    De'Longhi SpA                                                    377    5,822
#   DiaSorin SpA                                                     699   33,082
    Ei Towers SpA                                                    425   17,767
    Enel Green Power SpA                                          11,852   28,831
#   Enel SpA                                                      19,324   85,256
    Engineering SpA                                                   60    3,268
#   Eni SpA                                                        2,365   60,040
#   Eni SpA Sponsored ADR                                          3,509  178,257
    ERG SpA                                                        2,876   35,122
    Esprinet SpA                                                   4,821   35,045
*   Falck Renewables SpA                                          15,891   27,061
*   Fiat SpA                                                      15,837  124,269
*   Gemina SpA                                                     5,234   12,699
#   Geox SpA                                                       1,759    4,817
#   Hera SpA                                                      19,798   39,888
    Indesit Co. SpA                                                  810    8,365
    Interpump Group SpA                                            2,420   26,913
    Intesa Sanpaolo SpA                                          141,596  351,282
    Iren SpA                                                      33,491   50,075
    Italcementi SpA                                                3,851   34,249
    Luxottica Group SpA Sponsored ADR                                763   41,103
    MARR SpA                                                         532    8,365
*   Mediaset SpA                                                  15,421   77,008
    Mediobanca SpA                                                16,016  145,929
    Mediolanum SpA                                                 2,971   25,855
    Parmalat SpA                                                  10,626   35,741
    Piaggio & C SpA                                                8,440   24,356
#   Pirelli & C. SpA                                               3,057   43,003
    Prysmian SpA                                                   3,088   75,431
    Recordati SpA                                                    658    8,643
    Reply SpA                                                        331   21,550
*   Safilo Group SpA                                               1,749   35,756
    Saipem SpA                                                       356    8,328
    Salvatore Ferragamo Italia SpA                                   247    8,456
#*  Saras SpA                                                        671      830
    Snam SpA                                                      14,621   75,335
    Societa Cattolica di Assicurazioni S.c.r.l.                    2,138   54,128

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
    Societa Iniziative Autostradali e Servizi SpA                  1,848 $   19,360
*   Sorin SpA                                                      8,039     22,147
    Telecom Italia SpA                                           191,858    187,166
    Tenaris SA                                                       801     18,739
    Tenaris SA ADR                                                   440     20,596
    Terna Rete Elettrica Nazionale SpA                             8,181     40,499
    Tod's SpA                                                        216     35,945
    Trevi Finanziaria Industriale SpA                                744      6,841
#   UniCredit SpA                                                 56,311    422,703
    Unione di Banche Italiane SCPA                                34,851    240,870
    Unipol Gruppo Finanziario SpA                                 13,540     71,794
    Vittoria Assicurazioni SpA                                       823      9,781
*   World Duty Free SpA                                            2,150     23,820
*   Yoox SpA                                                         272      9,785
                                                                         ----------
TOTAL ITALY                                                               3,910,344
                                                                         ----------
JAPAN -- (19.5%)
    77 Bank, Ltd. (The)                                           14,000     69,242
    A.S. One Corp.                                                   800     17,662
    Accordia Golf Co., Ltd.                                        3,100     34,023
    Achilles Corp.                                                 4,000      6,638
    Adastria Holdings Co., Ltd.                                      490     22,947
    ADEKA Corp.                                                    3,000     35,276
#   Advantest Corp.                                                1,900     22,739
    Aeon Co., Ltd.                                                 8,900    121,453
    Aeon Delight Co., Ltd.                                           300      5,830
    Ai Holdings Corp.                                                800     10,251
    Aica Kogyo Co., Ltd.                                           1,900     38,896
    Aichi Bank, Ltd. (The)                                           400     18,179
    Aichi Steel Corp.                                              4,000     20,503
    Aida Engineering, Ltd.                                           800      7,733
    Ain Pharmaciez, Inc.                                             300     13,013
    Aiphone Co., Ltd.                                                300      4,913
    Air Water, Inc.                                                4,000     57,177
    Aisan Industry Co., Ltd.                                       1,800     18,133
    Aisin Seiki Co., Ltd.                                          1,500     60,937
    Ajinomoto Co., Inc.                                            9,000    125,937
    Akita Bank, Ltd. (The)                                         9,000     22,596
    Alfresa Holdings Corp.                                           900     49,191
    Alpen Co., Ltd.                                                  300      6,243
    Alpine Electronics, Inc.                                         600      7,264
*   Alps Electric Co., Ltd.                                        7,300     64,062
    Amada Co., Ltd.                                               11,000     94,628
    Amano Corp.                                                    2,500     24,493
    ANA Holdings, Inc.                                             6,000     12,536
    Anritsu Corp.                                                  2,000     26,224
    AOKI Holdings, Inc.                                              400     13,305
    Aomori Bank, Ltd. (The)                                       12,000     31,300
    Aoyama Trading Co., Ltd.                                       1,800     45,896
    Aozora Bank, Ltd.                                             21,000     61,048
    Arata Corp.                                                    1,000      3,540
    Arcs Co., Ltd.                                                 1,800     33,739

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#*  Arnest One Corp.                                              1,000 $ 27,459
    Asahi Diamond Industrial Co., Ltd.                            3,200   31,064
    Asahi Glass Co., Ltd.                                        16,000   98,816
    Asahi Holdings, Inc.                                            300    4,946
    Asahi Kasei Corp.                                            20,000  152,212
    Asatsu-DK, Inc.                                               1,400   38,475
    Asics Corp.                                                   1,400   24,683
    Autobacs Seven Co., Ltd.                                      2,100   30,619
#   Avex Group Holdings, Inc.                                       900   22,806
    Awa Bank, Ltd. (The)                                          4,000   20,890
    Axial Retailing, Inc.                                           300    4,881
    Azbil Corp.                                                   1,700   40,961
    Bando Chemical Industries, Ltd.                               2,000    7,804
#   Bank of Iwate, Ltd. (The)                                       800   36,333
    Bank of Kyoto, Ltd. (The)                                     9,000   79,302
    Bank of Nagoya, Ltd. (The)                                    6,000   20,576
    Bank of Okinawa, Ltd. (The)                                     700   27,093
    Bank of Saga, Ltd. (The)                                      4,000    8,596
    Bank of the Ryukyus, Ltd.                                     2,400   26,191
    Bank of Yokohama, Ltd. (The)                                 27,000  148,885
#   Benesse Holdings, Inc.                                        1,000   37,272
    BML, Inc.                                                       200    6,833
    Brother Industries, Ltd.                                      3,200   36,359
    Bunka Shutter Co., Ltd.                                       4,000   22,428
    C Uyemura & Co., Ltd.                                           300   12,717
    Calbee, Inc.                                                    400   10,496
    Calsonic Kansei Corp.                                         8,000   38,462
    Canon Electronics, Inc.                                         500    9,346
    Canon Marketing Japan, Inc.                                   1,900   25,454
    Canon, Inc.                                                   3,400  107,293
#   Casio Computer Co., Ltd.                                      6,500   62,214
    Central Glass Co., Ltd.                                      10,000   34,779
    Central Japan Railway Co.                                       500   64,836
    Century Tokyo Leasing Corp.                                   1,300   41,126
    Chiba Bank, Ltd. (The)                                       15,000  106,933
*   Chiba Kogyo Bank, Ltd. (The)                                  1,000    7,622
    Chiyoda Co., Ltd.                                             1,200   26,339
    Chiyoda Corp.                                                 2,000   25,362
    Chiyoda Integre Co., Ltd.                                       500    8,659
    Chori Co., Ltd.                                                 500    5,979
    Chubu Electric Power Co., Inc.                                3,200   47,370
    Chubu Shiryo Co., Ltd.                                          800    4,654
    Chuetsu Pulp & Paper Co., Ltd.                                2,000    3,240
    Chugai Pharmaceutical Co., Ltd.                                 400    9,399
#   Chugai Ro Co., Ltd.                                           2,000    5,234
    Chugoku Bank, Ltd. (The)                                      5,000   71,882
    Chugoku Electric Power Co., Inc. (The)                        2,400   36,789
    Chugoku Marine Paints, Ltd.                                   3,000   17,138
    Chukyo Bank, Ltd. (The)                                       5,000    9,019
    Citizen Holdings Co., Ltd.                                    8,800   62,785
    CKD Corp.                                                     1,000    9,283
    CMK Corp.                                                     1,500    4,323

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Coca-Cola Central Japan Co., Ltd.                             1,174 $ 20,792
    Coca-Cola West Co., Ltd.                                      2,000   40,566
    Cocokara fine, Inc.                                             200    5,697
    COMSYS Holdings Corp.                                         3,700   51,370
    Cosel Co., Ltd.                                                 400    5,008
#*  Cosmo Oil Co., Ltd.                                          27,000   47,542
    Cosmos Pharmaceutical Corp.                                     100   12,183
    CREATE SD HOLDINGS Co., Ltd.                                    400   14,582
    Dai Nippon Printing Co., Ltd.                                12,000  126,072
    Dai Nippon Toryo Co., Ltd.                                    7,000   11,876
    Dai-ichi Life Insurance Co., Ltd. (The)                       9,000  128,482
#   Daibiru Corp.                                                 1,000   12,744
#   Daicel Corp.                                                  7,000   59,001
    Daido Metal Co., Ltd.                                         1,000   10,490
    Daido Steel Co., Ltd.                                         9,000   51,753
#*  Daiei, Inc. (The)                                             2,700    9,362
    Daifuku Co., Ltd.                                             4,000   51,437
    Daihen Corp.                                                  2,000    8,545
    Daiichikosho Co., Ltd.                                        1,300   37,148
    Daikin Industries, Ltd.                                         800   46,027
    Daikyo, Inc.                                                  5,000   15,532
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       5,000   20,798
    Dainippon Sumitomo Pharma Co., Ltd.                           3,400   45,751
    Daio Paper Corp.                                              2,000   14,807
    Daisan Bank, Ltd. (The)                                       4,000    6,556
    Daiseki Co., Ltd.                                               400    7,856
    Daishi Bank, Ltd. (The)                                       6,000   20,947
    Daiso Co., Ltd.                                               2,000    6,070
    Daito Trust Construction Co., Ltd.                              300   30,631
    Daiwa House Industry Co., Ltd.                                3,000   60,101
    Daiwa Securities Group, Inc.                                  5,000   45,669
    Daiwabo Holdings Co., Ltd.                                   33,000   63,241
    DCM Holdings Co., Ltd.                                        3,900   27,249
#   Dena Co., Ltd.                                                1,400   30,506
    Denki Kagaku Kogyo KK                                        14,000   58,712
    Denso Corp.                                                   2,100  100,944
    Dentsu, Inc.                                                  2,300   86,899
    Denyo Co., Ltd.                                                 500    6,160
    Descente, Ltd.                                                1,000    7,318
    DIC Corp.                                                    14,000   40,532
#   Disco Corp.                                                     500   31,597
#   DMG Mori Seiki Co., Ltd.                                      3,000   48,666
    Don Quijote Co., Ltd.                                           500   33,283
    Doshisha Co., Ltd.                                              400    5,801
    Doutor Nichires Holdings Co., Ltd.                            1,500   27,244
    Dowa Holdings Co., Ltd.                                       3,000   28,313
#   Dr Ci:Labo Co., Ltd.                                              2    6,620
    DTS Corp.                                                       400    6,849
    Dunlop Sports Co., Ltd.                                         400    4,979
    Duskin Co., Ltd.                                              1,600   32,521
    Eagle Industry Co., Ltd.                                      1,000   16,070
    East Japan Railway Co.                                        1,200  104,245

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Ebara Corp.                                                  13,000 $ 69,892
#   EDION Corp.                                                   1,200    6,007
    Ehime Bank, Ltd. (The)                                        2,000    4,811
    Eighteenth Bank, Ltd. (The)                                   2,000    4,607
    Eiken Chemical Co., Ltd.                                        400    7,425
    Electric Power Development Co., Ltd.                            500   15,979
#   EPS Corp.                                                         4    4,156
    Exedy Corp.                                                   1,000   29,700
    Ezaki Glico Co., Ltd.                                         4,000   44,439
    Fancl Corp.                                                   1,300   15,460
    FANUC Corp.                                                     500   80,204
    Fast Retailing Co., Ltd.                                        100   33,661
    FCC Co., Ltd.                                                 1,400   31,983
    FIDEA Holdings Co., Ltd.                                      1,300    2,565
    Foster Electric Co., Ltd.                                       500    9,783
    FP Corp.                                                        300   23,181
    Fuji Co. Ltd/Ehime                                              400    7,198
    Fuji Electric Co., Ltd.                                      17,000   76,210
    Fuji Heavy Industries, Ltd.                                   1,000   27,342
#   Fuji Kyuko Co., Ltd.                                          1,000    8,285
    Fuji Media Holdings, Inc.                                     1,700   33,890
    Fuji Oil Co. Ltd/Osaka                                        2,100   38,272
    Fuji Seal International, Inc.                                 1,100   33,193
    Fuji Soft, Inc.                                               1,100   21,871
    Fujibo Holdings, Inc.                                         9,000   18,339
    FUJIFILM Holdings Corp.                                       4,600  112,533
    Fujikura, Ltd.                                               13,000   59,321
    Fujimori Kogyo Co., Ltd.                                        200    5,953
    Fujitec Co., Ltd.                                             4,000   49,186
    Fujitsu General, Ltd.                                         1,000   12,116
*   Fujitsu, Ltd.                                                32,000  137,479
    Fukui Bank, Ltd. (The)                                        4,000    8,724
    Fukuoka Financial Group, Inc.                                19,000   85,699
    Fukushima Bank, Ltd. (The)                                    8,000    7,100
#   Fukuyama Transporting Co., Ltd.                               6,000   38,351
#   Furukawa Electric Co., Ltd.                                  21,000   48,673
    Fuso Pharmaceutical Industries, Ltd.                          1,000    3,189
#   Geo Holdings Corp.                                            1,000    9,322
    Glory, Ltd.                                                   1,600   39,675
    Goldcrest Co., Ltd.                                           1,000   26,754
#   Gree, Inc.                                                    3,400   29,242
    GS Yuasa Corp.                                               12,000   72,076
#   Gun-Ei Chemical Industry Co., Ltd.                            1,000    4,949
#*  GungHo Online Entertainment, Inc.                                20   12,621
    Gunma Bank, Ltd. (The)                                       12,000   69,434
    Gunze, Ltd.                                                   5,000   13,354
    H2O Retailing Corp.                                           5,000   42,488
    Hachijuni Bank, Ltd. (The)                                   12,000   74,131
    Hakuhodo DY Holdings, Inc.                                    3,600   27,843
    Hamakyorex Co., Ltd.                                            200    5,534
    Hamamatsu Photonics KK                                        1,200   44,903
    Hankyu Hanshin Holdings, Inc.                                14,000   78,524

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Hanwa Co., Ltd.                                               5,000 $23,263
*   Haseko Corp.                                                  1,000   7,412
#   Hazama Ando Corp.                                            10,400  38,427
    Heiwa Real Estate Co., Ltd.                                   1,400  25,358
    Heiwado Co., Ltd.                                               400   6,238
    HI-LEX Corp.                                                  1,300  28,015
#   Hibiya Engineering, Ltd.                                      1,300  15,814
    Higashi-Nippon Bank, Ltd. (The)                               5,000  11,035
    Higo Bank, Ltd. (The)                                         7,000  39,848
    Hikari Tsushin, Inc.                                            100   7,410
    Hioki EE Corp.                                                  300   4,283
#   Hiroshima Bank, Ltd. (The)                                   18,000  76,606
    Hisamitsu Pharmaceutical Co., Inc.                              100   5,411
    Hitachi Koki Co., Ltd.                                        1,600  11,728
    Hitachi Kokusai Electric, Inc.                                1,000  13,435
    Hitachi Zosen Corp.                                           6,100  48,503
    Hogy Medical Co., Ltd.                                          600  34,911
*   Hokkaido Electric Power Co., Inc.                             2,300  29,629
    Hokkoku Bank, Ltd. (The)                                     13,000  48,046
    Hokuetsu Bank, Ltd. (The)                                    10,000  20,740
#   Hokuetsu Kishu Paper Co., Ltd.                                7,000  32,615
    Hokuhoku Financial Group, Inc.                               48,000  98,974
    Hokuriku Electric Power Co.                                   2,300  32,760
    Hokuto Corp.                                                  1,700  32,613
    Honeys Co., Ltd.                                                950  10,417
    Horiba, Ltd.                                                  1,300  47,503
    Hoshizaki Electric Co., Ltd.                                    200   7,329
    Hosiden Corp.                                                 4,400  24,050
    Hosokawa Micron Corp.                                         1,000   7,115
    House Foods Group, Inc.                                       1,900  30,095
    Hoya Corp.                                                    2,900  69,540
    Hyakugo Bank, Ltd. (The)                                      9,000  36,596
    Hyakujushi Bank, Ltd. (The)                                   6,000  21,865
    Ibiden Co., Ltd.                                              4,700  81,477
#   Ichigo Group Holdings Co., Ltd.                               6,600  27,375
    Idec Corp.                                                    2,000  17,959
    Idemitsu Kosan Co., Ltd.                                        600  50,228
#   Ihara Chemical Industry Co., Ltd.                             3,000  22,553
    IHI Corp.                                                     7,000  29,640
    Iino Kaiun Kaisha, Ltd.                                       3,300  21,733
    Inaba Denki Sangyo Co., Ltd.                                  1,100  33,113
    Inabata & Co., Ltd.                                             800   7,846
    Inageya Co., Ltd.                                               100   1,033
    Ines Corp.                                                    3,800  25,168
    Inpex Corp.                                                   4,000  46,208
    Internet Initiative Japan, Inc.                                 600  16,839
    Iriso Electronics Co., Ltd.                                     200   7,882
    Iseki & Co., Ltd.                                             7,000  22,760
    Isetan Mitsukoshi Holdings, Ltd.                              4,500  68,198
*   Ishihara Sangyo Kaisha, Ltd.                                 18,000  16,695
    IT Holdings Corp.                                             3,500  50,275
    Ito En, Ltd.                                                    300   6,742

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    ITOCHU Corp.                                                 12,900 $155,111
    Itochu Enex Co., Ltd.                                         1,000    5,449
#   Itochu Techno-Solutions Corp.                                 1,000   39,230
    Itoham Foods, Inc.                                            1,000    4,215
    Itoki Corp.                                                   2,100   10,649
    Iwai Cosmo Holdings, Inc.                                     1,900   23,834
    Iwatani Corp.                                                 9,000   41,450
    Iyo Bank, Ltd. (The)                                          8,000   83,534
    Izumi Co., Ltd.                                                 600   19,514
    Izumiya Co., Ltd.                                             4,000   18,888
    J Front Retailing Co., Ltd.                                   7,000   54,470
    J-Oil Mills, Inc.                                             1,000    3,159
    Japan Airport Terminal Co., Ltd.                                500   12,124
    Japan Aviation Electronics Industry, Ltd.                     1,000   10,068
    Japan Digital Laboratory Co., Ltd.                              500    5,968
    Japan Exchange Group, Inc.                                    1,500   34,872
    Japan Pulp & Paper Co., Ltd.                                  2,000    6,460
    Japan Steel Works, Ltd. (The)                                 8,000   44,692
    Japan Wool Textile Co., Ltd. (The)                            3,000   23,630
    JFE Holdings, Inc.                                            5,700  129,588
    JGC Corp.                                                     1,000   38,264
    Joshin Denki Co., Ltd.                                        2,000   16,285
    Joyo Bank, Ltd. (The)                                         6,000   31,165
    JSP Corp.                                                       400    6,363
    JSR Corp.                                                     3,600   68,573
    JTEKT Corp.                                                   4,800   61,624
    Juroku Bank, Ltd. (The)                                       5,000   19,576
    JVC Kenwood Corp.                                             5,000    9,794
    JX Holdings, Inc.                                            24,700  122,133
    K's Holdings Corp.                                            1,500   44,044
#   Kadokawa Corp.                                                1,100   40,132
    Kaga Electronics Co., Ltd.                                    1,200   12,074
    Kagoshima Bank, Ltd. (The)                                    5,000   33,657
    Kajima Corp.                                                 16,000   67,909
    Kamei Corp.                                                   1,000    7,446
    Kamigumi Co., Ltd.                                           11,000   95,682
    Kanamoto Co., Ltd.                                            1,000   27,011
    Kandenko Co., Ltd.                                            6,000   37,913
#   Kaneka Corp.                                                 11,000   69,801
    Kanematsu Corp.                                              12,000   16,278
    Kanematsu Electronics, Ltd.                                     500    6,512
*   Kansai Electric Power Co., Inc. (The)                         3,100   39,237
    Kansai Paint Co., Ltd.                                        3,000   40,311
    Kansai Urban Banking Corp.                                   12,000   14,302
    Kanto Natural Gas Development, Ltd.                           1,000    7,050
    Kao Corp.                                                     1,500   49,955
#   Kasumi Co., Ltd.                                                800    4,936
    Katakura Industries Co., Ltd.                                   600    7,118
    Kato Sangyo Co., Ltd.                                           300    6,158
    Kato Works Co., Ltd.                                          2,000   13,712
#   Kawasaki Heavy Industries, Ltd.                              19,000   74,243
    Kawasaki Kisen Kaisha, Ltd.                                  32,000   73,358

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    KDDI Corp.                                                    1,700 $ 92,066
    Keihan Electric Railway Co., Ltd.                            14,000   57,592
    Keihin Corp.                                                  2,100   34,310
    Keikyu Corp.                                                  4,000   37,652
    Keio Corp.                                                    3,000   20,785
    Keisei Electric Railway Co., Ltd.                             1,000   10,327
    Keiyo Bank, Ltd. (The)                                        7,000   35,649
#*  Kenedix, Inc.                                                 5,600   28,935
    Kewpie Corp.                                                  3,000   45,138
    KEY Coffee, Inc.                                              1,600   25,340
    Keyence Corp.                                                   100   42,859
    Kikkoman Corp.                                                2,000   36,451
    Kinden Corp.                                                  1,000   10,983
#   Kintetsu Corp.                                                8,000   29,441
    Kintetsu World Express, Inc.                                    200    7,634
    Kinugawa Rubber Industrial Co., Ltd.                          1,000    5,519
    Kita-Nippon Bank, Ltd. (The)                                    200    4,923
    Kitagawa Iron Works Co., Ltd.                                 3,000    6,300
    Kitz Corp.                                                    4,900   21,114
*   Kiyo Bank Ltd (The)                                             900   11,963
    Koa Corp.                                                     2,600   24,444
    Koatsu Gas Kogyo Co., Ltd.                                    1,000    5,560
    Kobayashi Pharmaceutical Co., Ltd.                              700   39,194
*   Kobe Steel, Ltd.                                             51,000   90,085
    Kohnan Shoji Co., Ltd.                                        1,000   10,519
    Koito Manufacturing Co., Ltd.                                 4,000   72,815
    Kokuyo Co., Ltd.                                              3,700   28,315
    Komatsu, Ltd.                                                 3,300   72,403
#   Komeri Co., Ltd.                                                800   19,537
    Konami Corp.                                                  2,600   62,835
    Konica Minolta, Inc.                                          9,500   78,669
#   Kose Corp.                                                    1,100   32,147
    Kubota Corp.                                                  1,000   14,807
    Kubota Corp. Sponsored ADR                                      196   14,502
    Kumiai Chemical Industry Co., Ltd.                            3,000   22,269
    Kura Corp.                                                      400    6,484
    Kurabo Industries, Ltd.                                      14,000   24,418
    Kuraray Co., Ltd.                                             5,000   58,707
    Kureha Corp.                                                  7,000   26,995
    Kurimoto, Ltd.                                                2,000    5,700
#   Kurita Water Industries, Ltd.                                 3,000   65,472
    Kuroda Electric Co., Ltd.                                     2,000   28,016
    KYB Co., Ltd.                                                 7,000   40,532
    Kyocera Corp.                                                 2,900  150,599
    Kyodo Printing Co., Ltd.                                      4,000   11,138
#   Kyoei Steel, Ltd.                                               700   14,486
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              2,300   28,759
#   Kyokuto Securities Co., Ltd.                                    700   12,254
    KYORIN Holdings, Inc.                                         1,300   27,714
    Kyosan Electric Manufacturing Co., Ltd.                       2,000    6,641
    Kyowa Exeo Corp.                                              1,900   22,562
    Kyowa Hakko Kirin Co., Ltd.                                   5,000   55,225

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
*   Kyushu Electric Power Co., Inc.                               2,500 $ 35,200
#   Lasertec Corp.                                                  600    6,199
#   Life Corp.                                                      400    6,654
    Lintec Corp.                                                  1,700   35,259
    Lion Corp.                                                    3,000   18,005
    LIXIL Group Corp.                                             4,100   96,238
    Macnica, Inc.                                                   300    8,134
    Maeda Corp.                                                   2,000   14,390
    Maeda Road Construction Co., Ltd.                             3,000   53,343
    Makino Milling Machine Co., Ltd.                              2,000   13,096
    Makita Corp.                                                    500   25,285
    Mandom Corp.                                                  1,000   34,331
    Marubeni Corp.                                               15,000  117,442
    Marudai Food Co., Ltd.                                        6,000   18,870
    Maruha Nichiro Holdings, Inc.                                15,000   28,766
    Marui Group Co., Ltd.                                         6,900   66,051
    Marusan Securities Co., Ltd.                                  1,900   15,660
    Maruwa Co. Ltd/Aichi                                            200    7,260
    Matsuda Sangyo Co., Ltd.                                        400    5,602
#   Matsui Securities Co., Ltd.                                     700    7,495
    Matsumotokiyoshi Holdings Co., Ltd.                           1,100   37,117
    Matsuya Foods Co., Ltd.                                         300    4,774
    Max Co., Ltd.                                                 1,000   11,239
*   Mazda Motor Corp.                                             8,000   36,012
#   McDonald's Holdings Co. Japan, Ltd.                             200    5,526
#   Medipal Holdings Corp.                                        5,200   70,116
    Megachips Corp.                                               1,600   26,216
#   Megmilk Snow Brand Co., Ltd.                                  1,800   25,562
    Meidensha Corp.                                               3,000   11,220
    MEIJI Holdings Co., Ltd.                                        800   44,721
    Meitec Corp.                                                  1,000   26,657
#   Melco Holdings, Inc.                                            300    4,109
    Michinoku Bank, Ltd. (The)                                    3,000    6,236
    Milbon Co., Ltd.                                                200    8,324
    Minato Bank, Ltd. (The)                                       3,000    5,232
    Minebea Co., Ltd.                                             7,000   38,752
    Ministop Co., Ltd.                                              300    4,682
    Miraca Holdings, Inc.                                           700   31,541
    Mirait Holdings Corp.                                         3,300   29,278
    Misawa Homes Co., Ltd.                                        1,600   28,683
    MISUMI Group, Inc.                                            1,100   32,202
    Mitani Corp.                                                  1,300   28,079
    Mito Securities Co., Ltd.                                     3,000   14,406
    Mitsuba Corp.                                                 1,000   14,924
    Mitsubishi Corp.                                             14,700  297,396
    Mitsubishi Electric Corp.                                     7,000   76,944
    Mitsubishi Estate Co., Ltd.                                   3,000   85,739
    Mitsubishi Gas Chemical Co., Inc.                             7,000   57,208
    Mitsubishi Heavy Industries, Ltd.                            24,000  152,526
    Mitsubishi Logistics Corp.                                    5,000   69,485
    Mitsubishi Materials Corp.                                   19,000   74,336
*   Mitsubishi Paper Mills, Ltd.                                  3,000    2,720

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Mitsubishi Pencil Co., Ltd.                                      300 $  7,829
    Mitsubishi Steel Manufacturing Co., Ltd.                       3,000    8,515
    Mitsubishi UFJ Financial Group, Inc.                         136,900  871,815
    Mitsuboshi Belting Co., Ltd.                                   1,000    5,155
    Mitsui & Co., Ltd.                                            17,700  252,861
    Mitsui Chemicals, Inc.                                        33,000   87,724
    Mitsui Fudosan Co., Ltd.                                       2,000   66,252
    Mitsui High-Tec, Inc.                                            700    4,960
    Mitsui Matsushima Co., Ltd.                                    4,000    6,217
    Mitsui Mining & Smelting Co., Ltd.                            20,000   50,984
    Mitsui OSK Lines, Ltd.                                        20,000   84,657
    Mitsui Sugar Co., Ltd.                                         2,000    7,177
    Mitsui-Soko Co., Ltd.                                          2,000   10,048
*   Mitsumi Electric Co., Ltd.                                     4,600   31,020
    Mitsuuroko Holdings Co., Ltd.                                    800    3,853
    Miura Co., Ltd.                                                  500   13,115
    Miyazaki Bank, Ltd. (The)                                      6,000   17,414
    Mizuho Financial Group, Inc.                                 231,099  485,091
#   Mizuno Corp.                                                   6,000   33,882
    Morinaga & Co., Ltd.                                           3,000    6,384
#   Morinaga Milk Industry Co., Ltd.                              11,000   34,299
    Morita Holdings Corp.                                          2,000   17,593
    MOS Food Services, Inc.                                          300    5,817
    Moshi Moshi Hotline, Inc.                                        900   11,313
    MS&AD Insurance Group Holdings                                 5,400  139,630
    Murata Manufacturing Co., Ltd.                                   800   64,216
    Musashi Seimitsu Industry Co., Ltd.                              300    7,079
    Musashino Bank, Ltd. (The)                                     1,000   35,086
    Nabtesco Corp.                                                   300    7,322
    Nachi-Fujikoshi Corp.                                          2,000    9,819
    Nafco Co., Ltd.                                                  300    4,282
    Nagano Bank, Ltd. (The)                                        3,000    5,405
    Nagase & Co., Ltd.                                             2,700   33,633
#   Nagoya Railroad Co., Ltd.                                     10,000   29,033
    Nakamuraya Co., Ltd.                                           2,000    8,249
    Namco Bandai Holdings, Inc.                                    3,500   65,976
    Namura Shipbuilding Co., Ltd.                                  2,600   37,649
    Nankai Electric Railway Co., Ltd.                              6,000   22,413
    Nanto Bank, Ltd. (The)                                         8,000   31,675
    NEC Corp.                                                     63,000  141,510
    NEC Fielding, Ltd.                                               400    4,518
    NEC Networks & System Integration Corp.                        1,500   37,769
#   NET One Systems Co., Ltd.                                      2,100   14,649
    Neturen Co., Ltd.                                              2,500   22,051
    NHK Spring Co., Ltd.                                           5,000   52,339
#   Nichias Corp.                                                  2,000   13,531
    Nichicon Corp.                                                 3,100   32,466
    Nichiden Corp.                                                   200    4,715
    Nichiha Corp.                                                    500    7,175
    Nichii Gakkan Co.                                                600    6,014
    Nichirei Corp.                                                10,000   51,617
    Nichireki Co., Ltd.                                            2,000   20,702

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Nidec Corp.                                                     300 $ 29,236
    Nidec Corp. ADR                                                 388    9,459
#   Nifco, Inc.                                                   1,500   39,973
    Nihon Dempa Kogyo Co., Ltd.                                     500    4,655
    Nihon Kohden Corp.                                              900   37,068
    Nihon M&A Center, Inc.                                          200   15,425
    Nihon Nohyaku Co., Ltd.                                       2,000   23,972
    Nihon Parkerizing Co., Ltd.                                   1,000   19,535
    Nihon Unisys, Ltd.                                            3,100   27,645
    Nikkiso Co., Ltd.                                             1,000   12,371
    Nikon Corp.                                                   6,100  112,766
    Nintendo Co., Ltd.                                              100   11,245
    Nippo Corp.                                                   1,000   18,761
#   Nippon Beet Sugar Manufacturing Co., Ltd.                     3,000    5,651
#   Nippon Carbon Co., Ltd.                                       3,000    5,847
*   Nippon Chemi-Con Corp.                                        3,000   13,558
    Nippon Coke & Engineering Co., Ltd.                          19,000   24,076
    Nippon Denko Co., Ltd.                                        8,000   23,298
    Nippon Densetsu Kogyo Co., Ltd.                               1,000   12,500
#   Nippon Electric Glass Co., Ltd.                              11,000   56,581
    Nippon Express Co., Ltd.                                     15,000   75,323
    Nippon Flour Mills Co., Ltd.                                  4,000   19,296
    Nippon Gas Co., Ltd.                                          1,000   11,182
    Nippon Koei Co., Ltd.                                         2,000    9,409
    Nippon Konpo Unyu Soko Co., Ltd.                              2,100   36,607
    Nippon Light Metal Holdings Co., Ltd.                        20,600   29,495
    Nippon Meat Packers, Inc.                                     5,000   73,206
#   Nippon Paper Industries Co., Ltd.                             4,800   76,483
    Nippon Road Co., Ltd. (The)                                   5,000   31,140
    Nippon Seiki Co., Ltd.                                        2,000   32,608
#   Nippon Sharyo, Ltd.                                           5,000   26,361
#*  Nippon Sheet Glass Co., Ltd.                                 23,000   29,830
    Nippon Shinyaku Co., Ltd.                                     1,000   17,238
    Nippon Shokubai Co., Ltd.                                     4,000   49,070
    Nippon Signal Co., Ltd.                                         900    6,845
    Nippon Soda Co., Ltd.                                         6,000   36,758
    Nippon Steel & Sumikin Texeng                                 4,000   16,306
    Nippon Steel & Sumitomo Metal Corp.                          55,000  181,530
*   Nippon Suisan Kaisha, Ltd.                                    7,600   15,502
    Nippon Synthetic Chemical Industry Co., Ltd. (The)            1,000    9,641
    Nippon Telegraph & Telephone Corp.                              900   46,782
    Nippon Telegraph & Telephone Corp. ADR                        1,189   31,033
    Nippon Television Holdings, Inc.                                200    3,664
    Nippon Thompson Co., Ltd.                                     2,000   10,885
    Nippon Valqua Industries, Ltd.                                2,000    5,603
#   Nippon Yusen KK                                              37,000  113,053
#   Nipro Corp.                                                   2,500   22,910
    Nishi-Nippon City Bank, Ltd. (The)                           23,000   62,140
#   Nishi-Nippon Railroad Co., Ltd.                               9,000   34,478
    Nishikawa Rubber Co., Ltd.                                      400    7,200
    Nishimatsu Construction Co., Ltd.                            15,000   52,956
    Nishimatsuya Chain Co., Ltd.                                  1,400   10,380

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Nissan Chemical Industries, Ltd.                              1,700 $ 26,726
    Nissan Shatai Co., Ltd.                                       3,000   51,723
#   Nisshin Oillio Group, Ltd. (The)                              6,000   20,161
#   Nisshin Seifun Group, Inc.                                    7,700   83,479
    Nisshin Steel Holdings Co., Ltd.                              2,500   33,335
    Nisshinbo Holdings, Inc.                                      3,000   26,497
    Nissin Corp.                                                  4,000   11,732
#   Nissin Electric Co., Ltd.                                     1,000    6,361
    Nissin Foods Holdings Co., Ltd.                               1,100   47,084
    Nissin Kogyo Co., Ltd.                                        1,700   31,800
    Nitta Corp.                                                     700   14,744
#   Nitto Denko Corp.                                             1,300   68,173
    Nitto Kogyo Corp.                                             1,300   20,554
    Nitto Kohki Co., Ltd.                                         1,300   24,564
#   Nittoku Engineering Co., Ltd.                                   500    4,442
    NKSJ Holdings, Inc.                                           5,900  152,723
    Noevir Holdings Co., Ltd.                                       800   12,997
    NOF Corp.                                                     6,000   41,720
    Nohmi Bosai, Ltd.                                             1,000   10,099
    NOK Corp.                                                     2,300   35,554
    Nomura Holdings, Inc.                                        30,600  226,043
    Nomura Real Estate Holdings, Inc.                             1,600   40,482
#   Nomura Research Institute, Ltd.                               1,000   33,562
    Noritake Co., Ltd/Nagoya                                     10,000   27,191
    Noritz Corp.                                                  1,200   27,815
    North Pacific Bank, Ltd.                                      8,900   38,860
    NS Solutions Corp.                                            1,500   34,201
*   NS United Kaiun Kaisha, Ltd.                                 11,000   33,362
    NSD Co., Ltd.                                                 1,000   12,231
    NSK, Ltd.                                                     7,000   74,776
*   NTN Corp.                                                    12,000   57,682
#   NTT Data Corp.                                                1,900   63,165
    NTT DOCOMO, Inc.                                             13,300  211,005
    Obayashi Corp.                                               10,000   64,071
    OBIC Business Consultants, Ltd.                                 200    6,907
    Obic Co., Ltd.                                                  500   15,701
    Odakyu Electric Railway Co., Ltd.                             4,000   38,603
    Ogaki Kyoritsu Bank, Ltd. (The)                              10,000   28,168
#   Oiles Corp.                                                     700   15,640
    Oita Bank, Ltd. (The)                                         3,000   11,005
    Oji Holdings Corp.                                           21,000   95,971
    Okabe Co., Ltd.                                                 700    9,372
    Okamura Corp.                                                 1,000    7,227
    Okinawa Cellular Telephone Co.                                  600   14,760
    Okinawa Electric Power Co., Inc. (The)                          200    6,950
    OKUMA Corp.                                                   3,000   25,342
    Okumura Corp.                                                 9,000   42,733
*   Olympus Corp.                                                 1,100   35,191
    Omron Corp.                                                   1,400   53,426
#   Onward Holdings Co., Ltd.                                     5,000   41,384
    Oracle Corp. Japan                                              700   27,639
    Organo Corp.                                                  1,000    4,848

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Osaka Gas Co., Ltd.                                           6,000 $ 25,272
    Osaka Steel Co., Ltd.                                           300    5,741
#   OSAKA Titanium Technologies Co.                                 300    6,547
#   Osaki Electric Co., Ltd.                                      1,000    6,593
    OSG Corp.                                                     2,100   33,971
    Otsuka Corp.                                                    100   12,970
    Pacific Industrial Co., Ltd.                                    900    6,444
#   Pacific Metals Co., Ltd.                                      3,000   10,993
    Pack Corp. (The)                                                300    5,751
    Pal Co., Ltd.                                                   200    5,589
#   Paltac Corp.                                                  2,000   26,912
    PanaHome Corp.                                                5,000   33,825
    Panasonic Corp.                                               9,800  100,444
    Paramount Bed Holdings Co., Ltd.                                500   17,283
#   Parco Co., Ltd.                                                 500    5,141
    Paris Miki Holdings, Inc.                                       500    2,336
#   Park24 Co., Ltd.                                              1,700   33,192
    Penta-Ocean Construction Co., Ltd.                           13,000   39,305
#*  Pioneer Corp.                                                15,300   28,164
    Plenus Co., Ltd.                                                500   11,342
    Pola Orbis Holdings, Inc.                                     1,000   33,882
    Press Kogyo Co., Ltd.                                         2,000    8,773
    Prima Meat Packers, Ltd.                                      3,000    6,361
    Raito Kogyo Co., Ltd.                                         1,100    9,133
    Rakuten, Inc.                                                 2,800   36,483
    Rengo Co., Ltd.                                               5,000   26,742
    Resona Holdings, Inc.                                        20,800  108,196
    Resorttrust, Inc.                                               800   30,474
    Rhythm Watch Co., Ltd.                                        3,000    4,434
    Ricoh Co., Ltd.                                              13,000  137,290
    Ricoh Leasing Co., Ltd.                                         900   25,771
    Riken Corp.                                                   3,000   13,129
    Riken Vitamin Co., Ltd.                                         500   12,470
#   Rinnai Corp.                                                    100    7,740
    Riso Kagaku Corp.                                               900   20,049
    Rock Field Co., Ltd.                                            300    5,756
    Rohm Co., Ltd.                                                1,500   61,571
    Rohto Pharmaceutical Co., Ltd.                                2,000   29,025
    Round One Corp.                                               5,500   29,180
#   Royal Holdings Co., Ltd.                                      1,900   30,481
    Ryobi, Ltd.                                                   8,000   35,356
    Ryoden Trading Co., Ltd.                                      1,000    6,839
    Ryohin Keikaku Co., Ltd.                                        100    9,976
    Ryosan Co., Ltd.                                              1,800   34,852
    Saibu Gas Co., Ltd.                                           7,000   17,403
#   Sakai Chemical Industry Co., Ltd.                             2,000    6,625
    Sakata INX Corp.                                              2,000   18,982
    Sakata Seed Corp.                                               400    5,460
    San-A Co., Ltd.                                                 600   17,100
    San-In Godo Bank, Ltd. (The)                                  4,000   29,038
#   Sanden Corp.                                                  2,000    8,092
    Sangetsu Co., Ltd.                                            1,300   34,504

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Sanken Electric Co., Ltd.                                     2,000 $ 11,037
    Sankyu, Inc.                                                 10,000   35,794
#   Sanrio Co., Ltd.                                                500   27,476
    Sanshin Electronics Co., Ltd.                                   700    4,570
    Sanwa Holdings Corp.                                          7,000   44,862
    Sanyo Chemical Industries, Ltd.                               1,000    6,882
    Sanyo Denki Co., Ltd.                                         1,000    6,536
    Sanyo Electric Railway Co., Ltd.                              3,000   12,790
    Sanyo Shokai, Ltd.                                            2,000    5,519
    Sanyo Special Steel Co., Ltd.                                 2,000   10,785
#   Sawada Holdings Co., Ltd.                                     2,100   19,721
    Sawai Pharmaceutical Co., Ltd.                                  600   43,862
    SBI Holdings, Inc.                                            7,800   94,394
    SCSK Corp.                                                      300    7,605
    Secom Co., Ltd.                                                 900   54,218
    Seika Corp.                                                   2,000    4,873
    Seiko Epson Corp.                                             6,300  102,839
    Seiko Holdings Corp.                                          4,000   18,005
    Seino Holdings Co., Ltd.                                      6,000   59,257
    Seiren Co., Ltd.                                                800    5,105
    Sekisui Chemical Co., Ltd.                                    6,000   69,711
    Sekisui House, Ltd.                                          10,000  143,538
    Sekisui Jushi Corp.                                           1,000   14,559
#   Senko Co., Ltd.                                               3,000   16,180
    Senshu Ikeda Holdings, Inc.                                   5,300   26,107
    Senshukai Co., Ltd.                                             800    6,926
    Seria Co., Ltd.                                                 300   10,019
    Seven & I Holdings Co., Ltd.                                  3,200  118,428
#*  Sharp Corp.                                                   8,000   23,665
    Shibusawa Warehouse Co., Ltd. (The)                           2,000    8,535
    Shiga Bank, Ltd. (The)                                        9,000   49,188
    Shikoku Bank, Ltd. (The)                                      9,000   20,845
    Shikoku Chemicals Corp.                                       1,000    7,280
*   Shikoku Electric Power Co., Inc.                              2,100   37,483
    Shima Seiki Manufacturing, Ltd.                                 400    8,206
    Shimachu Co., Ltd.                                            1,100   26,712
    Shimadzu Corp.                                                3,000   29,377
    Shimamura Co., Ltd.                                             500   56,210
    Shimano, Inc.                                                   400   35,010
    Shimizu Bank, Ltd. (The)                                        300    8,437
    Shimizu Corp.                                                19,000   97,440
    Shin-Etsu Chemical Co., Ltd.                                  2,800  158,318
    Shin-Etsu Polymer Co., Ltd.                                   1,500    5,276
    Shindengen Electric Manufacturing Co., Ltd.                   2,000   12,869
    Shinko Electric Industries Co., Ltd.                          3,500   31,202
    Shinko Plantech Co., Ltd.                                     1,900   15,340
    Shinko Shoji Co., Ltd.                                          600    5,135
    Shinmaywa Industries, Ltd.                                    4,000   31,340
    Shinsei Bank, Ltd.                                           26,000   60,874
    Shionogi & Co., Ltd.                                          1,800   39,831
    Ship Healthcare Holdings, Inc.                                  800   32,827
    Shiseido Co., Ltd.                                            2,200   37,635

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Shizuoka Bank, Ltd. (The)                                     9,000 $101,262
    Shizuoka Gas Co., Ltd.                                        1,000    6,622
    Showa Corp.                                                   1,200   16,655
#   Showa Denko KK                                               56,000   75,933
    Showa Sangyo Co., Ltd.                                        4,000   12,365
    Showa Shell Sekiyu KK                                         6,100   65,580
    Siix Corp.                                                      900   10,983
#   Sinanen Co., Ltd.                                             3,000   11,701
    Sinfonia Technology Co., Ltd.                                 3,000    5,319
    Sintokogio, Ltd.                                              1,500   11,287
    SKY Perfect JSAT Holdings, Inc.                               7,100   40,998
    SMK Corp.                                                     1,000    4,811
    Sodick Co., Ltd.                                              1,300    6,077
    Softbank Corp.                                                1,700  126,954
    Sohgo Security Services Co., Ltd.                             2,300   46,495
    Sojitz Corp.                                                 35,800   69,516
    Sotetsu Holdings, Inc.                                        5,000   18,598
    Square Enix Holdings Co., Ltd.                                2,800   45,127
    St Marc Holdings Co., Ltd.                                      300   15,441
    Stanley Electric Co., Ltd.                                    3,400   79,087
    Star Micronics Co., Ltd.                                        600    6,456
    Start Today Co., Ltd.                                           500   13,940
    Starzen Co., Ltd.                                             1,000    2,767
    Stella Chemifa Corp.                                            300    5,544
    Sugi Holdings Co., Ltd.                                         300   12,547
#   Sumco Corp.                                                   4,100   37,256
    Sumitomo Bakelite Co., Ltd.                                   4,000   14,423
#   Sumitomo Chemical Co., Ltd.                                  27,000   98,884
    Sumitomo Corp.                                               12,100  157,461
    Sumitomo Densetsu Co., Ltd.                                   1,900   28,062
    Sumitomo Electric Industries, Ltd.                           11,900  178,314
    Sumitomo Forestry Co., Ltd.                                   3,300   38,392
#   Sumitomo Heavy Industries, Ltd.                              15,000   66,389
    Sumitomo Metal Mining Co., Ltd.                              13,000  180,058
    Sumitomo Mitsui Financial Group, Inc.                        11,200  541,362
    Sumitomo Mitsui Trust Holdings, Inc.                         27,000  133,355
    Sumitomo Osaka Cement Co., Ltd.                               8,000   32,278
    Sumitomo Real Estate Sales Co., Ltd.                            220    7,203
    Sumitomo Realty & Development Co., Ltd.                       1,000   47,316
    Sumitomo Rubber Industries, Ltd.                              3,100   43,157
    Sumitomo Warehouse Co., Ltd. (The)                            6,000   35,189
    Suruga Bank, Ltd.                                             2,000   31,727
    Suzuken Co. Ltd/Aichi Japan                                   2,700   97,496
#   Suzuki Motor Corp.                                            3,400   85,494
#*  SWCC Showa Holdings Co., Ltd.                                 7,000    7,986
#   Sysmex Corp.                                                    500   33,122
    T Hasegawa Co., Ltd.                                            200    2,831
    T&D Holdings, Inc.                                           11,500  138,066
    Tachi-S Co., Ltd.                                             2,000   31,921
    Tadano, Ltd.                                                  1,000   13,751
    Taihei Dengyo Kaisha, Ltd.                                    1,000    7,042
#   Taiheiyo Cement Corp.                                         6,000   25,447

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Taikisha, Ltd.                                                1,100 $ 25,569
    Taisei Corp.                                                 21,000  107,736
    Taisei Lamick Co., Ltd.                                         200    5,084
    Taiyo Holdings Co., Ltd.                                        200    6,040
#   Taiyo Nippon Sanso Corp.                                      8,000   54,859
    Taiyo Yuden Co., Ltd.                                         1,200   15,381
    Takara Standard Co., Ltd.                                     3,000   24,137
    Takasago International Corp.                                  3,000   16,679
    Takasago Thermal Engineering Co., Ltd.                        3,900   32,593
    Takashimaya Co., Ltd.                                         5,000   47,705
    Takata Corp.                                                  1,500   37,833
    Takeda Pharmaceutical Co., Ltd.                               3,500  166,791
    Takeuchi Manufacturing Co., Ltd.                              1,100   23,203
    Takuma Co., Ltd.                                              1,000    8,524
    Tamron Co., Ltd.                                                800   17,070
    Tatsuta Electric Wire and Cable Co., Ltd.                     2,100   14,827
    TDK Corp.                                                     3,200  136,000
#   Teijin, Ltd.                                                 33,000   74,101
    Teikoku Sen-I Co., Ltd.                                       1,000    9,190
#*  Tekken Corp.                                                  4,000   13,080
    Terumo Corp.                                                    800   38,745
    THK Co., Ltd.                                                 2,800   61,119
    TKC Corp.                                                       300    4,981
*   Toa Corp.                                                     6,000   14,581
    Toagosei Co., Ltd.                                            9,000   40,812
#   Tobu Railway Co., Ltd.                                        7,000   36,287
    TOC Co., Ltd.                                                 2,400   19,497
    Tocalo Co., Ltd.                                                900   14,735
    Tochigi Bank, Ltd. (The)                                      5,000   19,120
    Toda Corp.                                                    6,000   21,935
    Toei Co., Ltd.                                                1,000    6,014
    Toho Bank, Ltd. (The)                                        11,000   34,533
    Toho Co., Ltd.                                                1,600   34,285
    Toho Gas Co., Ltd.                                            6,000   31,287
#   Toho Holdings Co., Ltd.                                       1,300   25,168
#   Toho Titanium Co., Ltd.                                       3,200   25,432
    Toho Zinc Co., Ltd.                                           3,000    9,041
*   Tohoku Electric Power Co., Inc.                               2,800   33,892
    Tokai Carbon Co., Ltd.                                       12,000   41,256
    Tokai Corp/Gifu                                                 400   10,632
    TOKAI Holdings Corp.                                          1,200    4,250
    Tokai Rika Co., Ltd.                                          1,600   33,928
    Tokai Rubber Industries, Ltd.                                 3,300   30,378
    Tokai Tokyo Financial Holdings, Inc.                          5,600   46,972
    Token Corp.                                                     510   27,090
    Tokio Marine Holdings, Inc.                                   7,100  232,770
    Tokushu Tokai Paper Co., Ltd.                                 1,000    2,057
    Tokuyama Corp.                                               11,000   42,548
    Tokyo Broadcasting System Holdings, Inc.                      1,900   25,035
    Tokyo Dome Corp.                                              2,000   13,754
*   Tokyo Electric Power Co., Inc.                                6,100   32,555
    Tokyo Electron, Ltd.                                          2,400  131,694

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Tokyo Gas Co., Ltd.                                           7,000 $ 37,982
*   Tokyo Rope Manufacturing Co., Ltd.                            5,000    8,728
    Tokyo Seimitsu Co., Ltd.                                        800   15,275
*   Tokyo Steel Manufacturing Co., Ltd.                           1,600    8,598
    Tokyo Tatemono Co., Ltd.                                      5,000   46,940
    Tokyo Tomin Bank, Ltd. (The)                                    600    6,429
#*  Tokyu Construction Co., Ltd.                                  2,740   16,101
    Tokyu Corp.                                                   6,000   40,860
*   Tokyu Fudosan Holdings Corp.                                  2,843   27,930
    Tomoku Co., Ltd.                                              2,000    6,384
    TOMONY Holdings, Inc.                                         8,200   30,976
    Tomy Co., Ltd.                                                4,900   25,252
    TonenGeneral Sekiyu KK                                        1,000    9,289
    Toppan Forms Co., Ltd.                                        2,800   26,114
    Toppan Printing Co., Ltd.                                    11,000   86,882
    Topre Corp.                                                     600    8,419
    Topy Industries, Ltd.                                         6,000   13,151
#   Toray Industries, Inc.                                       20,000  124,975
    Toshiba Corp.                                                16,000   68,004
    Toshiba Machine Co., Ltd.                                     6,000   31,031
    Toshiba Plant Systems & Services Corp.                        1,000   17,644
    Toshiba TEC Corp.                                             2,000   12,318
#   Tosoh Corp.                                                  15,000   57,400
    Totetsu Kogyo Co., Ltd.                                       1,700   38,288
*   Touei Housing Corp.                                             500   12,972
    Towa Bank, Ltd. (The)                                        10,000    9,146
    Towa Pharmaceutical Co., Ltd.                                   700   35,025
    Toyo Corp.                                                      500    5,578
    Toyo Engineering Corp.                                        4,000   17,044
    Toyo Ink SC Holdings Co., Ltd.                                5,000   25,490
    Toyo Kanetsu KK                                               8,000   23,527
    Toyo Securities Co., Ltd.                                     7,000   23,977
    Toyo Seikan Group Holdings, Ltd.                              3,300   68,584
#   Toyo Suisan Kaisha, Ltd.                                      1,000   31,803
#   Toyo Tanso Co., Ltd.                                            300    5,686
    Toyo Tire & Rubber Co., Ltd.                                  8,000   46,743
    Toyobo Co., Ltd.                                             31,000   59,571
    Toyoda Gosei Co., Ltd.                                        1,900   47,509
    Toyota Boshoku Corp.                                          1,300   17,412
    Toyota Tsusho Corp.                                           2,800   77,776
    TPR Co., Ltd.                                                   400    7,603
    Trancom Co., Ltd.                                               300    9,387
    Transcosmos, Inc.                                               500    8,652
    Trend Micro, Inc.                                             1,000   37,194
    Trusco Nakayama Corp.                                           300    6,387
    TS Tech Co., Ltd.                                             1,200   44,958
    TSI Holdings Co., Ltd.                                        3,000   21,205
    Tsubakimoto Chain Co.                                         4,000   26,500
    Tsukishima Kikai Co., Ltd.                                    1,000   10,531
    Tsukuba Bank, Ltd. (The)                                      6,800   23,779
    Tsumura & Co.                                                 1,900   59,717
    Tsuruha Holdings, Inc.                                          300   27,237

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
JAPAN -- (Continued)
    UACJ Corp.                                                    7,000 $    23,022
    Ube Industries, Ltd.                                         36,000      74,516
    UKC Holdings Corp.                                              300       5,980
*   Ulvac, Inc.                                                   2,900      29,656
    Unicharm Corp.                                                  600      38,537
    Unipres Corp.                                                 2,100      42,374
#   United Arrows, Ltd.                                             200       8,617
*   Unitika, Ltd.                                                 3,000       1,837
    UNY Group Holdings Co., Ltd.                                  7,100      44,803
    Ushio, Inc.                                                   2,600      32,840
    USS Co., Ltd.                                                   500       7,322
    Valor Co., Ltd.                                               1,800      25,980
    Vital KSK Holdings, Inc.                                        500       3,507
    Wacoal Holdings Corp.                                         4,000      42,952
#   Wacom Co., Ltd.                                                 400       2,972
    Wakita & Co., Ltd.                                            1,000      13,022
    Warabeya Nichiyo Co., Ltd.                                    1,700      31,719
#   Welcia Holdings Co., Ltd.                                       500      30,245
    West Japan Railway Co.                                        1,000      44,840
    Xebio Co., Ltd.                                                 300       6,487
    Yachiyo Bank, Ltd. (The)                                        700      19,095
    Yahoo Japan Corp.                                             6,300      29,394
    Yakult Honsha Co., Ltd.                                         800      40,635
#   Yamada Denki Co., Ltd.                                       26,900      75,454
    Yamagata Bank, Ltd. (The)                                     4,000      16,656
    Yamaguchi Financial Group, Inc.                               8,000      75,389
    Yamaha Motor Co., Ltd.                                        5,200      79,656
    Yamanashi Chuo Bank, Ltd. (The)                               4,000      16,888
    Yamato Holdings Co., Ltd.                                     3,800      81,722
#   Yamato Kogyo Co., Ltd.                                        1,500      55,596
    Yamazaki Baking Co., Ltd.                                     4,000      40,724
    Yamazen Corp.                                                   800       5,073
    Yaoko Co., Ltd.                                                 300      11,175
#   Yaskawa Electric Corp.                                        1,000      12,951
    Yellow Hat, Ltd.                                                800      14,571
    Yodogawa Steel Works, Ltd.                                    2,000       9,047
    Yokogawa Bridge Holdings Corp.                                1,000      14,241
    Yokogawa Electric Corp.                                       2,700      35,286
    Yokohama Reito Co., Ltd.                                      1,400      11,081
    Yokohama Rubber Co., Ltd. (The)                               4,000      39,126
    Yondoshi Holdings, Inc.                                       1,300      17,523
    Yorozu Corp.                                                    800      15,785
    Yuasa Trading Co., Ltd.                                       3,000       6,057
#   Zenrin Co., Ltd.                                              2,300      24,213
    Zeon Corp.                                                    4,000      47,669
                                                                        -----------
TOTAL JAPAN                                                              31,440,850
                                                                        -----------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV                                        3,077      91,869
    Accell Group                                                    812      16,578
#   Aegon NV                                                     38,411     305,631
    Akzo Nobel NV                                                 3,299     239,489

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
NETHERLANDS -- (Continued)
*   AMG Advanced Metallurgical Group NV                           3,771 $   42,096
    Amsterdam Commodities NV                                      1,321     29,432
    APERAM                                                        2,306     39,397
    Arcadis NV                                                    2,270     71,188
    ASM International NV                                          1,426     46,839
    ASML Holding NV                                               1,345    127,280
#   BE Semiconductor Industries NV                                1,154     12,540
    Beter Bed Holding NV                                            103      2,324
    BinckBank NV                                                  2,499     24,043
    Brunel International NV                                         344     20,193
    Corbion NV                                                    1,538     35,632
    Delta Lloyd NV                                                6,814    144,468
    Exact Holding NV                                                439     11,601
    Fugro NV                                                      2,613    163,366
    Gemalto NV                                                      607     68,129
*   Grontmij                                                      1,448      7,354
    Heijmans NV                                                     592      7,853
    Hunter Douglas NV                                                40      1,727
#*  ING Groep NV                                                 43,896    557,817
*   ING Groep NV Sponsored ADR                                      924     11,753
    KAS Bank NV                                                   1,078     14,553
    Kendrion NV                                                     532     16,684
    Koninklijke Ahold NV                                         17,017    323,434
#   Koninklijke BAM Groep NV                                      9,637     51,254
    Koninklijke Boskalis Westminster NV                           1,996     95,933
*   Koninklijke KPN NV                                            5,706     18,167
    Koninklijke Philips NV                                        7,973    282,324
    Koninklijke Ten Cate NV                                       1,029     31,242
    Koninklijke Vopak NV                                            270     16,606
    Koninklijke Wessanen NV                                       1,773      6,633
    Nutreco NV                                                    1,987     97,136
    Randstad Holding NV                                           2,790    171,832
    Reed Elsevier NV                                              3,052     61,359
    Reed Elsevier NV Sponsored ADR                                  469     18,877
#*  Royal Imtech NV                                               1,069      3,146
*   SBM Offshore NV                                               6,042    126,462
    Sligro Food Group NV                                            317     11,873
    Telegraaf Media Groep NV                                        752      9,810
    TKH Group NV                                                  1,132     36,164
#*  TomTom NV                                                     5,912     45,648
    Unit4 NV                                                        822     38,673
    USG People NV                                                 1,849     24,442
    Wolters Kluwer NV                                             3,685     99,830
    Ziggo NV                                                      3,202    137,267
                                                                        ----------
TOTAL NETHERLANDS                                                        3,817,948
                                                                        ----------
NEW ZEALAND -- (0.3%)
#   Air New Zealand, Ltd.                                        12,645     16,822
#   Auckland International Airport, Ltd.                         27,977     79,198
#*  Bathurst Resources New Zealand, Ltd.                          9,581      1,764
    Chorus, Ltd.                                                 10,816     23,672
    Contact Energy, Ltd.                                         10,843     47,020

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
NEW ZEALAND -- (Continued)
    Fisher & Paykel Healthcare Corp., Ltd.                        12,138 $ 36,915
    Fletcher Building, Ltd.                                        6,668   55,028
    Freightways, Ltd.                                                544    1,964
    Infratil, Ltd.                                                11,288   23,309
    Kathmandu Holdings, Ltd.                                       8,507   27,303
    Mainfreight, Ltd.                                                742    7,109
    Nuplex Industries, Ltd.                                        2,075    5,998
    Port of Tauranga, Ltd.                                         1,180   13,443
#   Ryman Healthcare, Ltd.                                         4,796   29,897
    Sky Network Television, Ltd.                                  10,622   54,399
#   Telecom Corp. of New Zealand, Ltd.                            15,285   29,660
    Tower, Ltd.                                                    2,423    3,704
    TrustPower, Ltd.                                                 712    4,058
    Vector, Ltd.                                                   6,867   14,800
    Warehouse Group, Ltd. (The)                                    3,208    9,752
                                                                         --------
TOTAL NEW ZEALAND                                                         485,815
                                                                         --------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA                                 5,144    4,017
    Aker ASA Class A                                                 249    7,845
    Aker Solutions ASA                                               571    7,889
*   Algeta ASA                                                       801   31,741
    Atea ASA                                                       1,182   13,098
    Austevoll Seafood ASA                                          3,081   19,129
    Bakkafrost P/F                                                   264    3,709
    Bonheur ASA                                                      235    5,372
    BW Offshore, Ltd.                                             21,859   29,916
*   BWG Homes ASA                                                  2,437    4,528
    Cermaq ASA                                                     1,636   28,993
*   Det Norske Oljeselskap ASA                                     1,499   21,331
    DNB ASA                                                       11,790  208,996
*   DNO International ASA                                         10,543   29,794
    Ekornes ASA                                                    1,061   17,259
    Eltek ASA                                                      1,341    1,578
    Fred Olsen Energy ASA                                            500   21,012
#*  Frontline, Ltd.                                                1,584    3,366
    Gjensidige Forsikring ASA                                      2,230   41,623
    Golden Ocean Group Ltd.                                       10,261   15,462
*   Hoegh LNG Holdings Ltd                                           401    3,086
*   Kongsberg Automotive Holding ASA                              14,742   11,372
#   Kvaerner ASA                                                   9,715   15,827
    Leroey Seafood Group ASA                                       1,018   31,458
    Marine Harvest ASA                                            21,441   25,137
#*  Nordic Semiconductor ASA                                       4,191   17,760
#   Norsk Hydro ASA                                               23,018  102,724
#*  Norwegian Air Shuttle A.S.                                       232    9,524
*   Odfjell SE Class A                                               203    1,456
#   Opera Software ASA                                               908   10,990
    Orkla ASA                                                      7,127   57,773
    Petroleum Geo-Services ASA                                     1,166   14,141
    Prosafe SE                                                       927    7,945
#*  REC Silicon ASA                                              102,391   50,986

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
NORWAY -- (Continued)
#*  REC Solar AS                                                   1,763 $   22,507
*   Salmar ASA                                                       334      4,092
    Schibsted ASA                                                    623     38,073
    Seadrill, Ltd.                                                   840     39,161
    SpareBank 1 SR Bank ASA                                        5,024     45,150
    Statoil ASA                                                    4,573    108,203
    Statoil ASA Sponsored ADR                                      4,209     99,459
    Stolt-Nielsen, Ltd.                                              714     20,216
*   Storebrand ASA                                                14,769     95,504
    Subsea 7 SA                                                    3,949     83,513
    Telenor ASA                                                    1,507     36,210
    TGS Nopec Geophysical Co. ASA                                    846     23,268
    Tomra Systems ASA                                              2,665     24,400
    Veidekke ASA                                                   2,111     17,192
    Wilh Wilhelmsen ASA                                            2,874     26,680
    Wilh Wilhelmsen Holding ASA Class A                              223      6,827
#   Yara International ASA                                         1,755     75,583
                                                                         ----------
TOTAL NORWAY                                                              1,642,875
                                                                         ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                  9,400     30,510
#*  Banco BPI SA                                                  10,198     16,148
#*  Banco Comercial Portugues SA                                 346,028     51,600
*   Banco Espirito Santo SA                                       26,587     34,935
    EDP--Energias de Portugal SA                                  14,832     54,597
*   EDP Renovaveis SA                                              8,046     44,234
    Galp Energia SGPS SA                                           2,451     41,504
    Jeronimo Martins SGPS SA                                       1,464     26,962
    Mota-Engil SGPS SA                                             5,517     25,287
    Portucel SA                                                    8,001     30,786
#   Portugal Telecom SGPS SA                                       8,905     40,139
    REN--Redes Energeticas Nacionais SGPS SA                       4,225     12,677
    Semapa-Sociedade de Investimento e Gestao                        708      6,957
    Sonae                                                         40,341     58,267
    Sonaecom--SGPS SA                                              2,761      8,952
#   ZON OPTIMUS SGPS SA                                            4,259     29,213
                                                                         ----------
TOTAL PORTUGAL                                                              512,768
                                                                         ----------
SINGAPORE -- (1.5%)
#   Ausgroup, Ltd.                                                14,000      3,326
    Biosensors International Group, Ltd.                          60,000     45,367
    Boustead Singapore, Ltd.                                       9,000     10,904
    Bukit Sembawang Estates, Ltd.                                  5,000     24,740
    CapitaLand, Ltd.                                              30,000     75,165
    Chip Eng Seng Corp., Ltd.                                     14,000      7,936
    City Developments, Ltd.                                        7,000     57,941
    Cityspring Infrastructure Trust                               25,000      9,653
    ComfortDelGro Corp., Ltd.                                     31,000     47,869
    Cosco Corp. Singapore, Ltd.                                   28,000     17,651
    CSE Global, Ltd.                                              14,000     10,635
    CWT, Ltd.                                                      5,000      5,592
    DBS Group Holdings, Ltd.                                      16,160    217,861

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
SINGAPORE -- (Continued)
    Ezion Holdings, Ltd.                                          16,000 $ 28,798
*   Ezra Holdings, Ltd.                                           35,000   37,721
    First Resources, Ltd.                                         17,000   26,672
    Fragrance Group, Ltd.                                         64,000   10,561
    GMG Global, Ltd.                                             163,000   13,250
    Golden Agri-Resources, Ltd.                                   56,000   27,040
    Goodpack, Ltd.                                                12,000   18,497
    Great Eastern Holdings, Ltd.                                   1,000   14,571
    GuocoLand, Ltd.                                                5,000    9,053
    GuocoLeisure, Ltd.                                            17,000   11,277
    Ho Bee Land, Ltd.                                             11,000   18,212
    Hongkong Land Holdings, Ltd.                                   6,000   36,901
    Hotel Properties, Ltd.                                         9,000   22,738
    Hutchison Port Holdings Trust                                 28,000   20,434
    Hyflux, Ltd.                                                  16,000   14,921
    Indofood Agri Resources, Ltd.                                 18,000   13,176
    Jardine Cycle & Carriage, Ltd.                                 1,000   29,471
    K-Green Trust                                                 17,000   14,022
    Keppel Corp., Ltd.                                             5,000   43,632
    Keppel Land, Ltd.                                             28,000   83,475
    Lian Beng Group, Ltd.                                         48,000   21,428
    M1, Ltd.                                                       6,000   16,442
    Midas Holdings, Ltd.                                          42,000   16,864
    Nam Cheong Ltd                                               118,000   27,081
*   Neptune Orient Lines, Ltd.                                    32,000   27,257
    Noble Group, Ltd.                                            143,000  118,149
#   Olam International, Ltd.                                      54,000   66,806
#   OSIM International, Ltd.                                       4,000    6,792
#   OUE, Ltd.                                                     14,000   27,252
    Oversea-Chinese Banking Corp., Ltd.                           13,000  108,751
*   Raffles Education Corp., Ltd.                                 19,000    4,588
    SATS, Ltd.                                                     8,000   21,887
    SembCorp Industries, Ltd.                                      8,000   34,203
#   SembCorp Marine, Ltd.                                          3,000   10,853
    Sinarmas Land, Ltd.                                           30,000   13,254
    Singapore Airlines, Ltd.                                      13,000  109,049
    Singapore Exchange, Ltd.                                       5,000   29,498
    Singapore Post, Ltd.                                          20,000   21,084
#   Singapore Press Holdings, Ltd.                                17,000   58,152
    Singapore Telecommunications, Ltd.                            22,000   66,809
    SMRT Corp., Ltd.                                               4,000    4,183
    Stamford Land Corp., Ltd.                                     11,000    5,042
    StarHub, Ltd.                                                  2,000    7,152
    Super Group, Ltd.                                              6,000   20,287
#   Tat Hong Holdings, Ltd.                                        5,000    3,757
    Tuan Sing Holdings, Ltd.                                      21,000    5,409
#   United Envirotech, Ltd.                                       35,000   23,492
    United Industrial Corp., Ltd.                                  3,000    7,409
    United Overseas Bank, Ltd.                                    13,000  217,706
    UOB-Kay Hian Holdings, Ltd.                                    4,000    5,351
*   Vard Holdings, Ltd.                                           23,000   16,254
    Venture Corp., Ltd.                                           13,000   81,411

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SINGAPORE -- (Continued)
    Wilmar International, Ltd.                                    22,000 $   61,194
    Wing Tai Holdings, Ltd.                                       21,000     37,286
    Yongnam Holdings, Ltd.                                        26,000      5,024
                                                                         ----------
TOTAL SINGAPORE                                                           2,336,218
                                                                         ----------
SPAIN -- (2.9%)
    Abengoa SA Class B                                            11,504     27,857
    Abertis Infraestructuras SA                                    3,212     68,816
    Acciona SA                                                       730     46,276
    Acerinox SA                                                    3,309     43,620
    ACS Actividades de Construccion y Servicios SA                 1,751     57,447
    Adveo Group International SA                                      62      1,159
    Almirall SA                                                    1,484     22,175
    Amadeus IT Holding SA Class A                                  1,905     70,680
    Atresmedia Corporacion de Medi                                 1,251     20,900
    Banco Bilbao Vizcaya Argentaria SA                            42,167    492,803
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR               2,277     26,601
    Banco de Sabadell SA                                          85,842    219,953
*   Banco Popular Espanol SA                                      38,311    217,314
#   Banco Santander SA                                           111,621    989,552
    Bankinter SA                                                  11,421     69,635
    Bolsas y Mercados Espanoles SA                                 1,704     63,713
    CaixaBank                                                     25,057    129,873
*   Campofrio Food Group SA                                        1,648     13,197
    Cie Automotive SA                                                540      5,858
    Construcciones y Auxiliar de Ferrocarriles SA                    132     68,539
*   Deoleo SA                                                     24,843     14,146
    Distribuidora Internacional de Alimentacion SA                 6,555     59,762
    Duro Felguera SA                                                 111        726
    Ebro Foods SA                                                  3,108     70,119
    Elecnor SA                                                       708     10,362
    Enagas SA                                                      3,191     85,200
    Ence Energia y Celulosa SA                                     9,356     37,575
    Faes Farma SA                                                  9,098     32,691
#   Ferrovial SA                                                   3,093     58,958
*   Fomento de Construcciones y Contratas SA                         699     16,083
*   Gamesa Corp. Tecnologica SA                                    9,132     88,189
    Gas Natural SDG SA                                             2,984     70,381
    Grupo Catalana Occidente SA                                      955     32,309
    Iberdrola SA                                                  55,694    349,583
    Inditex SA                                                       458     75,221
    Indra Sistemas SA                                              3,077     50,742
*   Jazztel P.L.C.                                                 4,844     53,056
    Mapfre SA                                                      7,045     28,291
*   Mediaset Espana Comunicacion SA                                5,351     65,305
    Melia Hotels International SA                                  1,614     18,274
#*  NH Hoteles SA                                                  7,114     37,129
    Obrascon Huarte Lain SA                                        1,149     48,125
    Prosegur Cia de Seguridad SA                                   2,843     16,868
    Red Electrica Corp. SA                                         1,514     94,269
    Repsol SA                                                      8,285    222,121
*   Sacyr SA                                                      10,826     58,265

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                            SHARES  VALUE++
                                            ------ ----------
SPAIN -- (Continued)
    Tecnicas Reunidas SA                       618 $   31,810
#*  Telefonica SA                            9,024    158,816
*   Telefonica SA Sponsored ADR              3,737     65,285
    Tubacex SA                               4,175     16,073
    Tubos Reunidos SA                        7,475     18,626
    Vidrala SA                                 192      8,220
    Viscofan SA                                626     33,207
    Zardoya Otis SA                          2,090     36,351
*   Zeltia SA                                7,549     26,008
                                                   ----------
TOTAL SPAIN                                         4,744,114
                                                   ----------
SWEDEN -- (2.8%)
    AarhusKarlshamn AB                         495     29,286
    Acando AB                                  420        824
    AF AB Class B                            1,255     39,646
    Alfa Laval AB                            2,287     52,168
    Assa Abloy AB Class B                    2,320    115,112
    Atrium Ljungberg AB Class B                 30        409
    Axfood AB                                  355     18,359
    Axis Communications AB                      64      2,208
    B&B Tools AB Class B                       370      5,071
#   Beijer Alma AB                           1,395     36,429
    Bilia AB Class A                         1,165     28,212
    BillerudKorsnas AB                       5,964     69,966
    BioGaia AB Class B                          95      3,236
    Boliden AB                               9,139    129,801
    Bure Equity AB                           1,455      5,623
    Byggmax Group AB                           147      1,105
    Castellum AB                             2,861     43,930
#   Clas Ohlson AB Class B                   2,311     36,392
    Concentric AB                              787      8,095
    Dios Fastigheter AB                      2,907     18,748
    Duni AB                                  1,913     21,539
    Electrolux AB Series B                   2,019     49,799
#   Elekta AB Class B                        4,265     62,990
#*  Eniro AB                                 6,256     27,181
    Fabege AB                                2,908     33,459
    Getinge AB Class B                       1,641     51,987
    Gunnebo AB                               3,716     21,339
    Haldex AB                                1,153      8,350
    Hennes & Mauritz AB Class B              2,551    110,233
    Hexagon AB Class B                       3,688    110,584
    Hexpol AB                                  382     28,701
    HIQ International AB                     2,121     12,293
#   Holmen AB Class B                        2,572     85,434
    Husqvarna AB Class A                     1,581      9,281
    Husqvarna AB Class B                    12,975     76,235
*   ICA Gruppen AB                           2,332     70,479
    Industrial & Financial Systems Class B     553     12,701
    Indutrade AB                                99      3,871
    Intrum Justitia AB                       1,920     51,052
    JM AB                                    1,776     50,593

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                              SHARES  VALUE++
                                              ------ ----------
SWEDEN -- (Continued)
*   KappAhl AB                                 2,817 $   16,656
*   Karolinska Development AB Class B          2,570     13,191
    Kungsleden AB                              5,180     38,047
    Lagercrantz AB Class B                     1,289     22,377
#*  Lindab International AB                    3,331     32,432
    Loomis AB Class B                          1,553     37,227
*   Lundin Petroleum AB                        1,560     32,149
    Meda AB Class A                            7,146     80,189
#*  Medivir AB Class B                           328      4,293
#   Mekonomen AB                                 505     16,653
    Millicom International Cellular SA           396     36,534
    Modern Times Group AB Class B                823     44,891
    NCC AB Class A                               374     11,684
    NCC AB Class B                             2,855     87,818
#   Nibe Industrier AB Class B                 2,644     50,693
    Nobia AB                                   4,812     41,890
    Nolato AB Class B                            433      8,836
    Nordea Bank AB                            30,157    385,753
    Nordnet AB Class B                         5,225     22,313
#   Peab AB                                    3,419     20,103
    Proffice AB Class B                          638      2,430
#   Ratos AB Class B                           4,018     34,771
*   Rezidor Hotel Group AB                     1,068      6,078
    Sandvik AB                                 4,871     65,817
*   SAS AB                                    11,807     35,329
    Securitas AB Class B                       6,484     73,937
    Skandinaviska Enskilda Banken AB Class A  17,184    207,841
    Skanska AB Class B                         9,360    180,220
    SkiStar AB                                   194      2,588
#   SSAB AB Class A                            3,965     26,084
    SSAB AB Class B                              525      2,962
    Svenska Cellulosa AB Class A                 572     16,165
    Svenska Cellulosa AB Class B               8,857    251,107
    Svenska Handelsbanken AB Class A           5,632    254,716
    Svenska Handelsbanken AB Class B              23        995
    Sweco AB Class B                             220      2,779
    Swedbank AB Class A                        9,727    253,158
*   Swedish Orphan Biovitrum AB                5,855     55,964
    Systemair AB                                 168      2,956
    Tele2 AB Class B                           8,205     98,898
    TeliaSonera AB                            22,976    189,988
    Transmode AB                                 457      7,555
    Trelleborg AB Class B                      7,575    142,938
    Wallenstam AB Class B                      1,247     17,292
    Wihlborgs Fastigheter AB                   1,610     27,769
                                                     ----------
TOTAL SWEDEN                                          4,506,787
                                                     ----------
SWITZERLAND -- (4.8%)
    ABB, Ltd.                                 10,701    272,635
    ABB, Ltd. Sponsored ADR                    8,786    223,779
#   Actelion, Ltd.                             1,844    142,671
    Adecco SA                                  2,379    175,436

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SWITZERLAND -- (Continued)
*   AFG Arbonia-Forster Holding AG                                 731  $ 25,338
    Allreal Holding AG                                             438    60,219
    Alpiq Holding AG                                               189    24,962
    ams AG                                                         142    15,504
    APG SGA SA                                                      33     8,749
    Aryzta AG                                                    2,785   207,768
    Ascom Holding AG                                               588     8,672
    Autoneum Holding AG                                            266    35,415
    Baloise Holding AG                                           1,671   194,126
    Bank Coop AG                                                    85     4,464
    Banque Cantonale de Geneve                                      19     4,856
    Banque Cantonale Vaudoise                                       75    41,675
    Basler Kantonalbank                                            117     9,846
    Belimo Holding AG                                                8    20,620
    Bell AG                                                          1     2,448
    Berner Kantonalbank AG                                         151    37,622
    BKW AG                                                         581    20,180
*   Bobst Group AG                                                  63     2,224
    Bossard Holding AG                                              27     5,492
    Bucher Industries AG                                           202    55,940
    Burckhardt Compression Holding AG                               18     7,213
    Cie Financiere Richemont SA                                  2,987   305,420
    Cie Financiere Tradition SA                                     83     4,493
    Clariant AG                                                  9,501   167,406
    Credit Suisse Group AG                                       6,386   198,655
    Credit Suisse Group AG Sponsored ADR                         8,959   278,894
    Daetwyler Holding AG                                           141    17,930
    EFG International AG                                         1,818    26,749
    Emmi AG                                                         72    20,716
    EMS-Chemie Holding AG                                           62    22,577
    Energiedienst Holding AG                                        25       856
    Flughafen Zuerich AG                                           125    69,273
    Forbo Holding AG                                                58    45,479
    Galenica AG                                                    143   126,384
#   GAM Holding AG                                               5,567   104,024
*   Gategroup Holding AG                                           865    22,654
    Geberit AG                                                     367   109,647
    Georg Fischer AG                                               102    70,262
    Givaudan SA                                                    114   161,673
    Gurit Holding AG                                                 8     3,717
    Helvetia Holding AG                                            191    90,083
    Huber & Suhner AG                                              289    15,804
    Implenia AG                                                    665    44,784
    Inficon Holding AG                                              65    20,257
    Intershop Holdings                                              15     5,440
    Julius Baer Group, Ltd.                                      5,100   250,184
    Kaba Holding AG Class B                                         91    38,938
    Kardex AG                                                      529    23,049
    Komax Holding AG                                               100    13,685
    Kudelski SA                                                  1,322    18,233
    Kuehne + Nagel International AG                                382    48,258
    Kuoni Reisen Holding AG                                         88    37,197

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWITZERLAND -- (Continued)
    LEM Holding SA                                                   10 $    7,380
    Liechtensteinische Landesbank AG                                109      4,319
    Lindt & Spruengli AG                                              1     50,260
    Logitech International SA                                     4,869     50,102
    Luzerner Kantonalbank AG                                        102     40,695
    MCH Group AG                                                     97      6,472
    Metall Zug AG                                                     3      7,206
#*  Meyer Burger Technology AG                                    3,938     46,207
    Micronas Semiconductor Holding AG                             2,725     22,304
    Mobilezone Holding AG                                           307      3,182
    Mobimo Holding AG                                               140     29,318
    Nobel Biocare Holding AG                                        947     15,623
    OC Oerlikon Corp. AG                                          5,615     78,499
*   Orascom Development Holding AG                                  232      3,306
    Orior AG                                                        193     10,847
    Partners Group Holding AG                                       170     44,068
    Phoenix Mecano AG                                                 6      3,589
    PubliGroupe AG                                                   37      3,663
    Rieter Holding AG                                               155     32,451
    Romande Energie Holding SA                                        3      3,750
*   Schmolz + Bickenbach AG                                      10,608     13,425
    Schweiter Technologies AG                                        46     30,854
    Schweizerische National-Versicherungs-Gesellschaft AG           358     17,693
    SGS SA                                                           31     72,532
    Siegfried Holding AG                                            133     21,929
    Sika AG                                                          52    163,927
    Sonova Holding AG                                               776    100,990
    St Galler Kantonalbank AG                                        36     14,641
    Swatch Group AG (The)(7184725)                                  276    176,279
    Swatch Group AG (The)(7184736)                                  342     38,052
    Swiss Life Holding AG                                         1,111    220,289
    Swiss Re AG                                                   6,996    614,127
    Swisscom AG                                                     148     75,488
    Swisslog Holding AG                                           2,196      2,563
    Swissquote Group Holding SA                                     701     28,695
    Syngenta AG                                                     330    133,193
    Tamedia AG                                                        5        594
    U-Blox AG                                                       460     41,502
    UBS AG                                                       36,724    710,977
    Valiant Holding                                                 529     49,349
    Valora Holding AG                                               127     31,379
    Vaudoise Assurances Holding SA Class B                           62     26,216
    Verwaltungs- und Privat-Bank AG                                 176     17,061
    Vetropack Holding AG                                              6     11,988
    Vontobel Holding AG                                             968     38,746
    Walliser Kantonalbank                                             1        836
    Walter Meier AG                                                  85      5,407
    Zehnder Group AG                                                331     15,590
    Zuger Kantonalbank AG                                             3     15,675
    Zurich Insurance Group AG                                     2,123    586,634
                                                                        ----------
TOTAL SWITZERLAND                                                        7,710,447
                                                                        ----------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
UNITED KINGDOM -- (17.7%)
    Aberdeen Asset Management P.L.C.                             11,907 $   84,502
    Admiral Group P.L.C.                                          2,352     48,155
*   Afren P.L.C.                                                 20,406     51,581
    Aggreko P.L.C.                                                3,021     77,900
    Alent P.L.C.                                                  7,283     40,475
    AMEC P.L.C.                                                   5,465    103,071
    Amlin P.L.C.                                                 19,044    130,119
    Anglo American P.L.C.                                        13,251    315,063
    Antofagasta P.L.C.                                              739     10,100
    ARM Holdings P.L.C. Sponsored ADR                             2,922    137,889
    Ashmore Group P.L.C.                                         10,568     68,482
    Ashtead Group P.L.C.                                         12,059    126,718
    Aviva P.L.C.                                                  8,759     62,880
#   Aviva P.L.C. Sponsored ADR                                   16,513    238,448
    AZ Electronic Materials SA                                    3,213     14,760
    Balfour Beatty P.L.C.                                        16,077     73,524
    Barclays P.L.C. Sponsored ADR                                38,983    655,304
    Barratt Developments P.L.C.                                  34,419    184,574
    BBA Aviation P.L.C.                                          18,316     99,277
    Beazley P.L.C.                                               21,395     78,426
    Bellway P.L.C.                                                4,668    112,435
    Berendsen P.L.C.                                              4,448     69,268
    Berkeley Group Holdings P.L.C.                                4,498    168,608
    BG Group P.L.C.                                              32,328    659,480
    BHP Billiton P.L.C. ADR                                       1,879    115,822
    Bloomsbury Publishing P.L.C.                                    364      1,006
    Bodycote P.L.C.                                               5,240     55,235
    Bovis Homes Group P.L.C.                                      4,919     61,883
    BP P.L.C. Sponsored ADR                                      31,949  1,485,628
    Braemar Shipping Services P.L.C.                                266      2,288
    Brammer P.L.C.                                                5,914     45,741
    Brewin Dolphin Holdings P.L.C.                                9,348     42,621
    British Polythene Industries P.L.C.                           1,323     14,496
    British Sky Broadcasting Group P.L.C.                         6,042     90,781
    BT Group P.L.C.                                              26,802    162,169
    BT Group P.L.C. Sponsored ADR                                 1,051     63,722
*   BTG P.L.C.                                                    9,457     63,636
    Bunzl P.L.C.                                                  4,929    108,729
    Burberry Group P.L.C.                                         2,353     57,821
*   Cairn Energy P.L.C.                                          10,711     48,533
    Capita P.L.C.                                                 3,509     55,471
    Carillion P.L.C.                                             12,225     59,560
    Carnival P.L.C. ADR                                           3,257    115,949
    Catlin Group, Ltd.                                            9,966     81,871
    Centrica P.L.C.                                              27,748    156,935
    Chesnara P.L.C.                                               4,234     19,839
    Cineworld Group P.L.C.                                        3,348     19,910
    Clarkson P.L.C.                                                 233      7,508
    Close Brothers Group P.L.C.                                   5,362    108,590
    Coca-Cola HBC AG                                              4,075    117,199
*   Colt Group SA                                                 5,712     11,287
    Communisis P.L.C.                                             5,124      5,187

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
UNITED KINGDOM -- (Continued)
    Compass Group P.L.C.                                         13,682 $196,764
    Computacenter P.L.C.                                          4,456   42,240
    Consort Medical P.L.C.                                          120    1,711
    Cranswick P.L.C.                                              2,019   34,713
    Croda International P.L.C.                                    1,499   58,577
    CSR P.L.C.                                                    3,985   35,102
    CSR P.L.C. ADR                                                  300   10,572
    Daily Mail & General Trust P.L.C.                             2,543   33,168
    Dairy Crest Group P.L.C.                                      5,525   47,581
    DCC P.L.C.                                                      921   41,243
    Debenhams P.L.C.                                             49,797   81,235
    Dechra Pharmaceuticals P.L.C.                                 2,358   26,121
    Development Securities P.L.C.                                 4,583   17,181
    Devro P.L.C.                                                  2,268   11,521
    Dignity P.L.C.                                                  307    6,870
    Diploma P.L.C.                                                4,566   50,715
*   Dixons Retail P.L.C.                                         81,626   63,954
    Domino Printing Sciences P.L.C.                               2,935   32,503
    Drax Group P.L.C.                                            14,063  143,574
    DS Smith P.L.C.                                              29,394  142,471
    Dunelm Group P.L.C.                                             420    5,964
    E2V Technologies P.L.C.                                         931    2,149
    easyJet P.L.C.                                                3,214   67,324
    Electrocomponents P.L.C.                                     16,263   77,749
    Elementis P.L.C.                                             15,231   63,226
*   EnQuest P.L.C.                                               17,124   36,610
*   Essar Energy P.L.C.                                          13,277   25,286
*   Eurasian Natural Resources Corp. P.L.C.                       7,033   25,340
    Euromoney Institutional Investor P.L.C.                         366    6,311
*   Evraz P.L.C.                                                  3,856    7,288
*   Exillon Energy P.L.C.                                         1,987    7,565
    Experian P.L.C.                                               5,183  105,519
    F&C Asset Management P.L.C.                                  21,596   35,129
    Fenner P.L.C.                                                 7,047   45,150
    Ferrexpo P.L.C.                                               3,511   10,195
    Fidessa Group P.L.C.                                            688   22,307
    Firstgroup P.L.C.                                            18,677   34,541
    Fresnillo P.L.C.                                                241    3,767
    G4S P.L.C.                                                   12,897   54,171
    Galliford Try P.L.C.                                          2,473   45,528
*   Gem Diamonds, Ltd.                                            1,523    3,889
    Genus P.L.C.                                                    699   14,772
    GKN P.L.C.                                                   30,139  177,541
    Glencore Xstrata P.L.C.                                      41,660  226,723
    Go-Ahead Group P.L.C.                                           918   24,746
    Grafton Group P.L.C.                                          4,512   42,855
    Greencore Group P.L.C.                                       16,012   46,166
    Greggs P.L.C.                                                   813    5,990
    Halfords Group P.L.C.                                         6,803   46,076
    Halma P.L.C.                                                 12,232  107,440
    Hargreaves Lansdown P.L.C.                                    2,769   52,750
    Hays P.L.C.                                                  20,379   40,674

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Helical Bar P.L.C.                                             2,872 $   13,818
    Henderson Group P.L.C.                                        29,920    102,700
    Hill & Smith Holdings P.L.C.                                   2,871     22,120
    Hiscox, Ltd.                                                  11,986    127,247
    Hochschild Mining P.L.C.                                       1,276      3,384
    Home Retail Group P.L.C.                                      31,636    100,935
    Homeserve P.L.C.                                              11,423     42,919
    Howden Joinery Group P.L.C.                                    2,588     13,384
    HSBC Holdings P.L.C. Sponsored ADR                            40,434  2,225,487
    Hunting P.L.C.                                                 4,983     71,191
    ICAP P.L.C.                                                   16,302    100,665
    IG Group Holdings P.L.C.                                      11,363    111,676
    IMI P.L.C.                                                     2,902     70,603
    Inchcape P.L.C.                                               17,067    174,252
    Informa P.L.C.                                                16,205    145,171
    Inmarsat P.L.C.                                               12,663    146,153
*   Innovation Group P.L.C.                                       22,331     11,373
    InterContinental Hotels Group P.L.C.                           1,678     48,891
#   InterContinental Hotels Group P.L.C. ADR                         731     21,455
*   International Consolidated Airlines Group SA                  31,337    174,411
    Interserve P.L.C.                                              5,962     58,765
    Intertek Group P.L.C.                                          1,342     71,595
    Invensys P.L.C.                                               14,170    113,709
    Investec P.L.C.                                               12,514     87,556
*   IP Group P.L.C.                                                7,033     16,579
    ITE Group P.L.C.                                               4,116     21,276
    ITV P.L.C.                                                    34,641    105,918
    J Sainsbury P.L.C.                                            20,243    128,048
    James Fisher & Sons P.L.C.                                     1,131     20,192
    Jardine Lloyd Thompson Group P.L.C.                            2,515     40,308
    JD Sports Fashion P.L.C.                                         411      7,489
    John Menzies P.L.C.                                            1,317     17,303
    John Wood Group P.L.C.                                         8,281    107,822
    Johnson Matthey P.L.C.                                         3,130    150,626
    Jupiter Fund Management P.L.C.                                10,294     65,822
    Kazakhmys P.L.C.                                               2,491     10,480
    Kcom Group P.L.C.                                             16,007     25,752
    Keller Group P.L.C.                                            2,064     34,765
    Kier Group P.L.C.                                              1,202     34,805
    Kingfisher P.L.C.                                             43,161    261,100
*   Kofax P.L.C.                                                     389      2,366
    Laird P.L.C.                                                   2,142      8,569
*   Lamprell P.L.C.                                                4,182     10,996
    Lancashire Holdings, Ltd.                                      5,817     75,692
    Lavendon Group P.L.C.                                          2,191      6,456
    Legal & General Group P.L.C.                                  65,796    228,036
*   Lloyds Banking Group P.L.C.                                  169,623    209,789
#*  Lloyds Banking Group P.L.C. ADR                               76,919    386,903
    London Stock Exchange Group P.L.C.                             3,716     97,671
*   Lonmin P.L.C.                                                 14,788     76,383
    Lookers P.L.C.                                                15,514     32,304
    Low & Bonar P.L.C.                                            15,615     19,274

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
UNITED KINGDOM -- (Continued)
    Man Group P.L.C.                                             67,799 $   96,493
    Marks & Spencer Group P.L.C.                                 13,428    108,285
    McBride P.L.C.                                                  338        593
    Mears Group P.L.C.                                            4,347     29,835
    Mecom Group P.L.C.                                              198        213
    Melrose Industries P.L.C.                                    38,039    195,015
    Michael Page International P.L.C.                             1,161      9,012
    Micro Focus International P.L.C.                              2,256     29,569
    Millennium & Copthorne Hotels P.L.C.                          4,807     43,937
    Mitie Group P.L.C.                                           14,083     70,983
    Mondi P.L.C.                                                 10,480    187,130
    Morgan Advanced Materials P.L.C.                              8,917     43,498
    Morgan Sindall Group P.L.C.                                   2,595     33,083
    N Brown Group P.L.C.                                          4,476     37,614
    National Express Group P.L.C.                                12,486     52,264
    National Grid P.L.C. Sponsored ADR                            1,855    116,735
    Next P.L.C.                                                     754     65,844
    Northgate P.L.C.                                              5,880     42,649
    Novae Group P.L.C.                                              708      6,297
*   Ocado Group P.L.C.                                            3,561     24,784
    Old Mutual P.L.C.                                            86,645    282,379
*   Optos P.L.C.                                                    998      2,492
    Pace P.L.C.                                                   5,447     26,601
    PayPoint P.L.C.                                                 402      6,707
    Pearson P.L.C. Sponsored ADR                                 11,890    249,690
    Pennon Group P.L.C.                                          10,178    111,142
    Persimmon P.L.C.                                             10,938    221,453
*   Petra Diamonds, Ltd.                                         11,429     20,414
    Petropavlovsk P.L.C.                                          1,426      1,830
    Phoenix Group Holdings                                        6,150     76,692
    Photo-Me International P.L.C.                                 6,189     13,198
    Premier Farnell P.L.C.                                        4,713     17,030
*   Premier Foods P.L.C.                                         13,749     33,208
    Premier Oil P.L.C.                                           17,353     96,556
    Prudential P.L.C. ADR                                         7,954    325,796
    PZ Cussons P.L.C.                                             5,533     34,916
*   Quintain Estates & Development P.L.C.                        14,343     22,331
    Randgold Resources, Ltd.                                        371     27,514
    Raven Russia Ltd                                              8,361     10,509
    Redrow P.L.C.                                                 7,384     31,360
    Reed Elsevier P.L.C. Sponsored ADR                              911     51,180
    Regus PLC                                                    18,134     59,507
    Renishaw P.L.C.                                                 355      9,228
    Resolution, Ltd.                                             54,255    310,651
    Rexam P.L.C.                                                 27,227    226,718
    Rio Tinto P.L.C. Sponsored ADR                               10,993    557,345
    Rolls-Royce Holdings P.L.C.                                  10,083    185,759
    Rotork P.L.C.                                                   340     15,578
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR            10,278    121,075
    Royal Dutch Shell P.L.C. ADR(780259206)                      21,594  1,439,456
    Royal Dutch Shell P.L.C. ADR(780259107)                       1,165     80,991
    RPC Group P.L.C.                                              3,478     28,453

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    RPS Group P.L.C.                                               7,727 $ 36,016
    RSA Insurance Group P.L.C.                                   107,942  222,310
    Sage Group P.L.C. (The)                                       22,120  119,331
*   Salamander Energy P.L.C.                                       1,958    3,372
    Savills P.L.C.                                                 4,686   48,814
    Schroders P.L.C.(0239581)                                        380   12,965
    Schroders P.L.C.(0240549)                                      1,871   77,221
    SDL P.L.C.                                                       645    2,608
    Senior P.L.C.                                                 14,416   68,797
    Sepura P.L.C.                                                  4,663   10,909
    Serco Group P.L.C.                                            11,508  102,834
    Severn Trent P.L.C.                                            3,892  116,175
    Shanks Group P.L.C.                                           11,026   18,667
    Shire P.L.C.                                                   2,858  126,725
    SIG P.L.C.                                                    25,559   84,337
    Smith & Nephew P.L.C.                                         11,701  149,652
#   Smith & Nephew P.L.C. Sponsored ADR                              300   19,263
    Smiths Group P.L.C.                                            6,150  141,545
    Smiths News P.L.C.                                             6,841   23,066
    Soco International P.L.C.                                      3,438   21,935
    Spectris P.L.C.                                                3,029  112,157
    Speedy Hire P.L.C.                                            20,530   21,426
    Spirax-Sarco Engineering P.L.C.                                1,564   73,133
    Spirent Communications P.L.C.                                  4,616    8,180
*   Sports Direct International P.L.C.                             3,221   36,198
    SSE P.L.C.                                                     7,930  179,893
    St Ives P.L.C.                                                 2,904    8,400
    ST Modwen Properties P.L.C.                                    8,462   47,791
    Stagecoach Group P.L.C.                                       10,533   59,430
    Standard Chartered P.L.C.                                     17,551  421,399
    Standard Life P.L.C.                                          22,134  124,873
*   SuperGroup P.L.C.                                              1,456   27,367
    Synergy Health P.L.C.                                          2,281   37,869
    Synthomer P.L.C.                                               7,356   28,682
    TalkTalk Telecom Group P.L.C.                                  3,685   15,774
    Tate & Lyle P.L.C.                                             9,728  123,457
    Taylor Wimpey P.L.C.                                         102,595  181,015
    Tesco P.L.C.                                                  66,068  385,384
*   Thomas Cook Group P.L.C.                                      48,862  112,459
    Travis Perkins P.L.C.                                          8,735  259,757
*   Trinity Mirror P.L.C.                                         18,781   40,091
    TT electronics P.L.C.                                          7,362   23,498
    TUI Travel P.L.C.                                             10,941   67,451
    Tullett Prebon P.L.C.                                          7,287   37,119
    Tullow Oil P.L.C.                                              1,700   25,696
    UBM P.L.C.                                                     3,452   37,787
    UDG Healthcare P.L.C.                                          6,937   34,633
    Unite Group P.L.C.                                             4,397   27,950
    United Utilities Group P.L.C.                                  9,276  104,911
*   Vectura Group P.L.C.                                           6,480   11,461
    Vedanta Resources P.L.C.                                       2,854   48,626
    Vesuvius P.L.C.                                                9,432   73,326

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    SHARES      VALUE++
                                                                   ---------- ------------
UNITED KINGDOM -- (Continued)
      Victrex P.L.C.                                                      229 $      6,052
      Vitec Group P.L.C. (The)                                            435        4,890
      Vodafone Group P.L.C.                                           462,300    1,693,293
      Weir Group P.L.C. (The)                                           3,757      135,696
      WH Smith P.L.C.                                                   3,220       46,470
      Whitbread P.L.C.                                                  3,257      179,106
      WM Morrison Supermarkets P.L.C.                                  71,798      323,954
*     Wolfson Microelectronics P.L.C.                                   1,488        3,344
      Wolseley P.L.C.                                                   2,118      114,021
      WPP P.L.C.                                                       10,469      222,371
      WS Atkins P.L.C.                                                  2,029       40,138
      Xchanging P.L.C.                                                  6,045       12,272
                                                                              ------------
TOTAL UNITED KINGDOM                                                            28,478,131
                                                                              ------------
TOTAL COMMON STOCKS                                                            148,364,417
                                                                              ------------
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
      McBride P.L.C.                                                   11,154           18
*     Rolls-Royce Holdings P.L.C.                                     867,138        1,390
                                                                              ------------
TOTAL UNITED KINGDOM                                                                 1,408
                                                                              ------------
TOTAL PREFERRED STOCKS                                                               1,408
                                                                              ------------
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*     Groupe Fnac Rights 05/16/15                                           6           19
                                                                              ------------
HONG KONG -- (0.0%)
*     New Hotel Rights 12/31/13                                         1,038           --
                                                                              ------------
ITALY -- (0.0%)
#*    Hera SpA Rights 11/19/13                                         19,798          358
                                                                              ------------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 10/30/13                              111,621       24,097
                                                                              ------------
TOTAL RIGHTS/WARRANTS                                                               24,474
                                                                              ------------
                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)      VALUE+
                                                                   ---------- ------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund                                1,037,165   12,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $580,242 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $524,724) to be repurchased at
        $514,437                                                   $      514      514,435
                                                                              ------------
TOTAL SECURITIES LENDING COLLATERAL                                             12,514,435
                                                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $142,394,371)                             $160,904,734
                                                                              ============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES   VALUE++
                                                                 ------- ----------
COMMON STOCKS -- (90.9%)
BRAZIL -- (9.2%)
    Abril Educacao SA                                              4,700 $   67,142
    AES Tiete SA                                                  16,562    145,723
    Aliansce Shopping Centers SA                                  34,791    337,622
    All America Latina Logistica SA                              137,600    491,935
    Anhanguera Educacional Participacoes SA                       99,891    597,340
    Arezzo Industria e Comercio SA                                12,628    187,836
    Arteris SA                                                     9,200     82,036
    Autometal SA                                                  12,100     91,887
*   B2W Cia Digital                                               28,000    209,662
    Banco Bradesco SA                                            136,484  2,198,193
#   Banco Bradesco SA ADR                                        189,512  2,732,769
    Banco do Brasil SA                                           159,126  2,106,319
    Banco Santander Brasil SA                                     24,200    164,670
    Banco Santander Brasil SA ADR                                186,680  1,293,692
    Bematech SA                                                   13,100     45,296
*   BHG SA--Brazil Hospitality Group                               7,800     56,999
    BM&FBovespa SA                                               473,125  2,666,586
    BR Malls Participacoes SA                                    107,323  1,036,734
    Brasil Brokers Participacoes SA                               50,900    132,252
    Brasil Insurance Participacoes e Administracao SA             12,900    116,957
*   BrasilAgro--Co. Brasileira de Propriedades Agricolas           2,800     12,653
*   Braskem SA Sponsored ADR                                      27,004    476,081
*   Brazil Pharma SA                                              32,869    121,958
    BRF SA                                                        61,500  1,442,849
    BRF SA ADR                                                    43,834  1,027,031
*   Brookfield Incorporacoes SA                                  157,789     98,537
    CCR SA                                                        99,100    816,861
    Centrais Eletricas Brasileiras SA                             46,400    147,058
#   Centrais Eletricas Brasileiras SA ADR                         17,139     90,837
    Centrais Eletricas Brasileiras SA Sponsored ADR               27,372     86,496
    CETIP SA--Mercados Organizados                                44,946    496,713
#   Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR        14,001    705,930
    Cia de Saneamento Basico do Estado de Sao Paulo               31,349    332,220
    Cia de Saneamento Basico do Estado de Sao Paulo ADR           46,194    490,118
    Cia de Saneamento de Minas Gerais-COPASA                      19,100    309,886
    Cia Energetica de Minas Gerais                                11,909    105,413
    Cia Energetica de Minas Gerais Sponsored ADR                  55,027    493,592
    Cia Hering                                                    23,264    336,976
    Cia Paranaense de Energia                                      2,600     26,328
#   Cia Paranaense de Energia Sponsored ADR                       18,785    260,736
    Cia Providencia Industria e Comercio SA                        2,200      8,318
#   Cia Siderurgica Nacional SA Sponsored ADR                    184,458  1,021,897
    Cielo SA                                                      39,777  1,206,294
*   Contax Participacoes SA                                        3,000     24,694
    Cosan SA Industria e Comercio                                 32,328    646,517
    CPFL Energia SA                                               19,700    168,176
    CPFL Energia SA ADR                                           10,790    182,135
    Cremer SA                                                      7,500     52,353
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       93,500    695,106
    Cyrela Commercial Properties SA Empreendimentos e
    Participacoes                                                  2,400     21,592
    Direcional Engenharia SA                                      35,300    204,417

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
BRAZIL -- (Continued)
    Duratex SA                                                    84,749 $  526,480
    EcoRodovias Infraestrutura e Logistica SA                     47,100    319,173
    EDP--Energias do Brasil SA                                    81,500    464,957
    Embraer SA                                                    42,200    306,576
    Embraer SA ADR                                                27,212    799,761
    Equatorial Energia SA                                         54,231    562,519
    Estacio Participacoes SA                                      79,453    613,508
    Eternit SA                                                    29,366    124,067
    Even Construtora e Incorporadora SA                           87,000    323,007
    Ez Tec Empreendimentos e Participacoes SA                     18,200    266,817
*   Fertilizantes Heringer SA                                      6,700     25,658
*   Fibria Celulose SA                                            14,900    193,758
#*  Fibria Celulose SA Sponsored ADR                              81,253  1,060,352
    Forjas Taurus SA                                               2,402      2,991
*   Gafisa SA                                                     24,200     32,577
#*  Gafisa SA ADR                                                 80,334    216,098
*   General Shopping Brasil SA                                     5,100     21,858
    Gerdau SA                                                     38,900    258,483
    Gerdau SA Sponsored ADR                                      235,779  1,869,727
*   Gol Linhas Aereas Inteligentes SA ADR                            100        517
    Grendene SA                                                   27,000    243,423
    Guararapes Confeccoes SA                                       1,600     71,442
    Helbor Empreendimentos SA                                     46,540    185,101
    Hypermarcas SA                                               114,040    994,495
    Iguatemi Empresa de Shopping Centers SA                       27,304    313,918
*   Industrias Romi SA                                             3,400      9,493
*   International Meal Co. Holdings SA                            14,300    140,858
    Iochpe-Maxion SA                                              27,800    338,377
    Itau Unibanco Holding SA                                      49,510    718,418
    Itau Unibanco Holding SA ADR                                 220,980  3,405,303
    JBS SA                                                       241,288    861,435
    JHSF Participacoes SA                                         23,700     58,934
    JSL SA                                                        19,300    131,869
    Kepler Weber SA                                                5,372     66,760
    Kroton Educacional SA                                         46,240    683,218
    Light SA                                                      26,598    232,871
    Localiza Rent a Car SA                                        21,885    356,738
*   Log-in Logistica Intermodal SA                                19,300     81,154
    Lojas Americanas SA                                           24,406    152,650
    Lojas Renner SA                                               21,545    649,772
    LPS Brasil Consultoria de Imoveis SA                          18,700    130,676
    M Dias Branco SA                                               6,600    309,627
    Magnesita Refratarios SA                                      50,785    140,731
    Mahle-Metal Leve SA Industria e Comercio                      12,700    158,914
    Marcopolo SA                                                   1,400      3,496
*   Marfrig Alimentos SA                                         114,350    231,205
    Marisa Lojas SA                                                9,483     78,899
*   Metalfrio Solutions SA                                         2,400      3,748
    Mills Estruturas e Servicos de Engenharia SA                  20,100    277,669
*   Minerva SA                                                    37,745    159,768
*   MMX Mineracao e Metalicos SA                                 131,598     48,487
    MRV Engenharia e Participacoes SA                             97,113    417,529

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
BRAZIL -- (Continued)
    Multiplan Empreendimentos Imobiliarios SA                     19,781 $  463,974
    Multiplus SA                                                  10,400    128,115
    Natura Cosmeticos SA                                          21,500    429,079
    Oi SA                                                         26,316     46,912
    Oi SA ADR(670851104)                                           1,991      3,464
#   Oi SA ADR(670851203)                                         141,376    244,580
*   Paranapanema SA                                               70,114    149,035
*   PDG Realty SA Empreendimentos e Participacoes                416,433    374,065
    Petroleo Brasileiro SA                                       130,000  1,133,098
    Petroleo Brasileiro SA ADR                                   211,598  3,688,153
#   Petroleo Brasileiro SA Sponsored ADR                         265,580  4,822,933
*   Plascar Participacoes Industriais SA                          15,900      3,674
    Porto Seguro SA                                               36,000    451,918
    Portobello SA                                                 16,200     35,855
    Positivo Informatica SA                                        6,400     10,768
    Profarma Distribuidora de Produtos Farmaceuticos SA            3,800     30,059
    QGEP Participacoes SA                                         35,000    169,123
    Raia Drogasil SA                                              49,314    359,965
*   Refinaria de Petroleos de Manguinhos SA                       19,300      2,601
    Restoque Comercio e Confeccoes de Roupas SA                   27,100     80,229
    Rodobens Negocios Imobiliarios SA                              8,300     50,382
*   Rossi Residencial SA                                         125,268    153,679
    Santos Brasil Participacoes SA                                14,700    141,814
    Sao Martinho SA                                               22,484    316,670
    SLC Agricola SA                                               21,000    194,847
    Sonae Sierra Brasil SA                                        16,400    164,472
*   Springs Global Participacoes SA                               21,540     17,884
    Sul America SA                                                71,552    522,676
*   T4F Entretenimento SA                                          9,700     23,413
    Technos SA                                                     6,655     51,609
*   Tecnisa SA                                                    43,100    178,607
    Tegma Gestao Logistica                                         7,497     74,485
    Telefonica Brasil SA ADR                                      39,290    871,452
    Tereos Internacional SA                                       10,800     14,246
    Tim Participacoes SA                                          34,200    173,173
    Tim Participacoes SA ADR                                      19,104    485,624
    Totvs SA                                                      29,400    496,580
    TPI--Triunfo Participacoes e Investimentos SA                  9,700     44,553
    Tractebel Energia SA                                          25,162    428,448
    Transmissora Alianca de Energia Eletrica SA                   79,115    762,612
    Ultrapar Participacoes SA                                     24,844    660,457
    Ultrapar Participacoes SA Sponsored ADR                       14,800    394,124
*   Usinas Siderurgicas de Minas Gerais SA                        18,000     91,261
    Vale SA                                                       27,000    427,391
#   Vale SA Sponsored ADR(91912E105)                             213,281  3,414,629
    Vale SA Sponsored ADR(91912E204)                             328,650  4,811,436
    Valid Solucoes e Servicos de Seguranca em Meios de
    Pagamento e Identificacao S.A                                 12,740    195,890
*   Vanguarda Agro SA                                             72,299    121,036
*   Viver Incorporadora e Construtora SA                          43,076      5,801

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                     SHARES     VALUE++
                                                   ---------- -----------
BRAZIL -- (Continued)
    WEG SA                                             34,571 $   450,276
                                                              -----------
TOTAL BRAZIL                                                   74,884,411
                                                              -----------
CHILE -- (1.5%)
    AES Gener SA                                      382,933     229,506
    Aguas Andinas SA Class A                          484,151     327,798
*   AquaChile SA                                       41,763      20,771
    Banco de Chile                                     60,056       9,166
#   Banco de Chile ADR                                  4,218     387,339
    Banco de Credito e Inversiones                      6,016     351,133
#   Banco Santander Chile ADR                          17,999     442,055
    Besalco SA                                         75,179     105,716
    CAP SA                                             18,290     379,690
    Cencosud SA                                       179,292     731,151
    Cencosud SA ADR                                     9,745     122,690
    Cia General de Electricidad SA                     39,633     225,071
*   Cia Sud Americana de Vapores SA                 1,172,552      54,202
    Colbun SA                                       1,221,163     302,169
    Corpbanca SA                                   33,782,696     378,138
    Corpbanca SA ADR                                      972      16,718
    E.CL SA                                           127,697     199,326
    Empresa Nacional de Electricidad SA Sponsored
    ADR                                                12,966     584,767
    Empresas CMPC SA                                  197,774     588,025
    Empresas COPEC SA                                  84,298   1,229,133
    Empresas Hites SA                                  72,367      59,045
    Empresas Iansa SA                               1,240,934      52,483
*   Empresas La Polar SA                              163,427      33,132
    Enersis SA Sponsored ADR                           73,679   1,215,703
    ENTEL Chile SA                                     29,011     447,170
    Forus SA                                           17,290      94,762
    Gasco SA                                            5,751      61,241
    Grupo Security SA                                 135,206      46,930
    Inversiones Aguas Metropolitanas SA               122,895     228,462
    Invexans SA                                     1,150,142      25,283
    Latam Airlines Group SA                            18,810     304,382
#   Latam Airlines Group SA Sponsored ADR              20,987     347,335
*   Madeco SA                                       1,150,142       8,757
    Masisa SA                                         769,822      56,774
    Molibdenos y Metales SA                             4,602      73,922
*   Multiexport Foods SA                              122,053      24,097
    Parque Arauco SA                                  151,953     292,857
    PAZ Corp. SA                                       93,709      53,195
    Ripley Corp. SA                                   218,510     191,781
    SACI Falabella                                     66,377     660,126
    Salfacorp SA                                       67,934      77,229
    Sigdo Koppers SA                                  111,976     186,880
    Sociedad Matriz SAAM SA                         1,699,690     170,173
    Sociedad Quimica y Minera de Chile SA
    Sponsored ADR                                       6,008     165,881
    Socovesa SA                                       139,493      39,581
    Sonda SA                                          114,838     297,950
                                                              -----------
TOTAL CHILE                                                    11,899,695
                                                              -----------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (13.8%)
#   361 Degrees International, Ltd.                                195,000 $   55,844
    Agile Property Holdings, Ltd.                                  346,000    416,220
    Agricultural Bank of China, Ltd. Class H                     2,809,000  1,353,643
    Air China, Ltd. Class H                                        392,000    266,890
    Ajisen China Holdings, Ltd.                                    118,000    123,664
#*  Aluminum Corp. of China, Ltd. ADR                               22,775    207,252
#*  Aluminum Corp. of China, Ltd. Class H                          488,000    180,454
    AMVIG Holdings, Ltd.                                            98,000     46,000
#*  Angang Steel Co., Ltd. Class H                                 332,000    201,009
#   Anhui Conch Cement Co., Ltd. Class H                           207,000    723,718
    Anhui Expressway Co., Ltd. Class H                             172,000     96,489
    Anta Sports Products, Ltd.                                     163,000    233,386
#   Anton Oilfield Services Group                                  242,000    153,376
    Anxin-China Holdings, Ltd.                                     616,000    197,823
    Asia Cement China Holdings Corp.                               122,000     66,731
*   Asia Energy Logistics Group, Ltd.                            1,900,000     20,574
    Asian Citrus Holdings, Ltd.                                    215,000     81,355
*   AVIC International Holdings, Ltd.                               46,000     17,845
    Bank of China, Ltd. Class H                                  9,858,356  4,641,410
    Bank of Communications Co., Ltd. Class H                     1,113,580    815,965
    Baoxin Auto Group, Ltd.                                         78,500     80,978
    Baoye Group Co., Ltd. Class H                                  100,000     72,356
*   BaWang International Group Holding, Ltd.                       182,000     10,916
    BBMG Corp. Class H                                             291,141    208,144
    Beijing Capital International Airport Co., Ltd. Class H        572,000    401,855
    Beijing Capital Land, Ltd. Class H                             376,000    135,406
#   Beijing Enterprises Water Group, Ltd.                          774,000    344,388
    Beijing Jingkelong Co., Ltd. Class H                            46,000     16,030
    Beijing North Star Co., Ltd. Class H                           222,000     49,875
*   Beijing Properties Holdings, Ltd.                              482,000     34,176
    Belle International Holdings, Ltd.                             399,000    559,513
#   Billion Industrial Holdings, Ltd.                               93,500     50,903
    Biostime International Holdings, Ltd.                           26,500    203,503
    Boer Power Holdings, Ltd.                                       83,000     63,015
#   Bosideng International Holdings, Ltd.                          874,000    200,659
    Brilliance China Automotive Holdings, Ltd.                     274,000    477,155
#*  Byd Co., Ltd. Class H                                           95,500    474,085
#*  BYD Electronic International Co., Ltd.                         297,000    139,394
    C C Land Holdings, Ltd.                                        422,125    113,799
*   Carnival Group International Holdings, Ltd.                     57,000      1,543
    Central China Real Estate, Ltd.                                181,194     59,211
    Changshouhua Food Co., Ltd.                                     71,000     75,096
*   Chaoda Modern Agriculture Holdings, Ltd.                       600,243     69,028
#   Chaowei Power Holdings, Ltd.                                   199,000     84,501
*   Chigo Holding, Ltd.                                            536,000     12,025
#   Chiho-Tiande Group, Ltd.                                        82,000     30,882
    China Aerospace International Holdings, Ltd.                   636,000     72,980
    China Agri-Industries Holdings, Ltd.                           643,800    300,696
#   China All Access Holdings, Ltd.                                302,000    112,261
    China Aoyuan Property Group, Ltd.                              311,000     63,648
    China Automation Group, Ltd.                                   134,000     28,166
    China BlueChemical, Ltd.                                       509,143    326,615

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H                         1,653,000 $  929,348
#   China Coal Energy Co., Ltd. Class H                            899,000    550,492
    China Communications Services Corp., Ltd. Class H              556,800    344,150
    China Construction Bank Corp. Class H                        9,695,990  7,543,738
#*  China COSCO Holdings Co., Ltd. Class H                         624,000    297,063
    China Datang Corp. Renewable Power Co., Ltd. Class H           565,000    114,338
    China Dongxiang Group Co.                                      729,000    113,709
*   China Eastern Airlines Corp., Ltd. Class H                     450,000    154,902
*   China Energine International Holdings, Ltd.                    136,000     11,044
    China Everbright International, Ltd.                           524,000    523,725
    China Everbright, Ltd.                                         278,000    412,322
    China Fiber Optic Network System Group, Ltd.                   128,000     22,769
*   China Foods, Ltd.                                              228,000    103,557
    China Gas Holdings, Ltd.                                       438,000    486,800
*   China Glass Holdings, Ltd.                                     106,000     13,267
*   China Green Holdings, Ltd.                                     144,000     16,524
*   China Haidian Holdings, Ltd.                                   384,000     36,166
    China High Precision Automation Group, Ltd.                     73,000     11,487
#*  China High Speed Transmission Equipment Group Co., Ltd.        349,993    187,779
    China Hongqiao Group, Ltd.                                     199,000    125,448
    China Household Holdings, Ltd.                                 550,000     74,487
*   China Huiyuan Juice Group, Ltd.                                181,500    121,491
    China International Marine Containers Group Co., Ltd. Class
    H                                                               17,700     33,331
#   China ITS Holdings Co., Ltd.                                   277,000     72,506
    China Lesso Group Holdings, Ltd.                               215,000    137,527
    China Life Insurance Co., Ltd. ADR                              36,352  1,433,359
    China Life Insurance Co., Ltd. Class H                          97,000    256,059
    China Lilang, Ltd.                                              88,000     56,887
    China Longyuan Power Group Corp. Class H                       465,000    534,393
#   China Lumena New Materials Corp.                               936,000    200,415
    China Mengniu Dairy Co., Ltd.                                  176,000    770,803
    China Merchants Bank Co., Ltd. Class H                         886,598  1,762,906
    China Merchants Holdings International Co., Ltd.               255,849    905,333
#*  China Metal Recycling Holdings, Ltd.                           130,581     79,413
#   China Minsheng Banking Corp., Ltd. Class H                     890,000  1,019,884
#   China Mobile, Ltd.                                              38,500    400,079
#   China Mobile, Ltd. Sponsored ADR                                99,597  5,181,036
*   China Modern Dairy Holdings, Ltd.                              361,000    168,109
    China Molybdenum Co., Ltd. Class H                             309,000    126,069
#   China National Building Material Co., Ltd. Class H             712,000    695,229
#   China National Materials Co., Ltd.                             395,000     86,084
*   China New Town Development Co., Ltd.                           416,254     38,615
    China Nickel Resources Holdings Co., Ltd.                       40,000      1,907
#   China Oil & Gas Group, Ltd.                                    920,000    148,331
    China Oilfield Services, Ltd. Class H                          196,000    547,758
#   China Overseas Grand Oceans Group, Ltd.                        120,500    143,287
    China Overseas Land & Investment, Ltd.                         520,000  1,608,134
    China Pacific Insurance Group Co., Ltd. Class H                369,800  1,333,932
#   China Power International Development, Ltd.                    567,000    222,225
*   China Power New Energy Development Co., Ltd.                 1,500,000     76,428
#*  China Precious Metal Resources Holdings Co., Ltd.              854,000    137,732
*   China Properties Group, Ltd.                                   128,000     32,968

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    China Qinfa Group, Ltd.                                        144,000 $   11,330
#   China Railway Construction Corp., Ltd. Class H                 452,500    495,142
    China Railway Group, Ltd. Class H                              414,000    234,318
*   China Rare Earth Holdings, Ltd.                                398,000     61,081
    China Resources Cement Holdings, Ltd.                          500,000    333,919
    China Resources Gas Group, Ltd.                                100,000    258,753
    China Resources Land, Ltd.                                     258,000    747,400
    China Resources Power Holdings Co., Ltd.                       216,000    566,809
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.          852,500    101,094
    China Sanjiang Fine Chemicals Co., Ltd.                        181,000     80,044
    China SCE Property Holdings, Ltd.                              183,600     42,468
#   China Shanshui Cement Group, Ltd.                              566,790    201,150
    China Shenhua Energy Co., Ltd. Class H                         435,884  1,323,095
#*  China Shipping Container Lines Co., Ltd. Class H             1,051,000    260,169
#*  China Shipping Development Co., Ltd. Class H                   405,654    228,981
#   China Singyes Solar Technologies Holdings, Ltd.                 95,000    102,950
    China South City Holdings, Ltd.                                614,000    191,848
    China Southern Airlines Co., Ltd. Class H                      228,000     83,429
    China Southern Airlines Co., Ltd. Sponsored ADR                  5,037     93,184
    China Starch Holdings, Ltd.                                    395,000     11,358
    China State Construction International Holdings, Ltd.          225,919    380,070
    China Suntien Green Energy Corp., Ltd. Class H                 363,000    126,909
    China Taifeng Beddings Holdings, Ltd.                          134,000     29,529
*   China Taiping Insurance Holdings Co., Ltd.                     222,000    346,299
    China Telecom Corp., Ltd. ADR                                   13,120    678,042
    China Telecom Corp., Ltd. Class H                              144,000     75,219
#*  China Tian Lun Gas Holdings, Ltd.                               27,000     24,374
    China Tianyi Holdings, Ltd.                                    108,000     17,107
    China Travel International Inv HK                              783,492    151,594
    China Unicom Hong Kong, Ltd.                                   378,000    590,420
    China Unicom Hong Kong, Ltd. ADR                                68,815  1,073,514
*   China Vanadium Titano--Magnetite Mining Co., Ltd.              249,000     39,147
    China Water Affairs Group, Ltd.                                266,000     99,817
*   China WindPower Group, Ltd.                                    664,648     26,997
    China Wireless Technologies, Ltd.                              296,000    110,682
#*  China Yurun Food Group, Ltd.                                   416,000    276,073
*   China ZhengTong Auto Services Holdings, Ltd.                   251,000    175,425
*   China Zhongwang Holdings, Ltd.                                 542,318    177,006
#*  Chinasoft International, Ltd.                                  186,000     54,464
#*  ChinaVision Media Group, Ltd.                                  180,000     11,029
*   Chongqing Iron & Steel Co., Ltd. Class H                       190,000     26,975
#   Chongqing Machinery & Electric Co., Ltd. Class H               476,000     58,924
    Chongqing Rural Commercial Bank Class H                        608,000    307,155
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.      92,000     34,399
    CIMC Enric Holdings, Ltd.                                      124,000    174,618
*   Citic 21CN Co., Ltd.                                           240,000     14,879
*   CITIC Dameng Holdings, Ltd.                                     40,000      3,247
#   CITIC Pacific, Ltd.                                            385,433    546,671
*   CITIC Resources Holdings, Ltd.                                 704,000     99,006
#   CITIC Securities Co., Ltd. Class H                             187,000    391,632
    Clear Media, Ltd.                                               22,000     16,931
    CNOOC, Ltd.                                                    548,000  1,111,816

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    CNOOC, Ltd. ADR                                                 16,647 $3,367,855
#*  Comba Telecom Systems Holdings, Ltd.                           283,845     93,325
*   Comtec Solar Systems Group, Ltd.                               104,000     22,776
    COSCO Pacific, Ltd.                                            483,778    702,177
    Country Garden Holdings Co., Ltd.                              925,000    636,686
    CP Pokphand Co., Ltd.                                          820,000     72,999
#   CPMC Holdings, Ltd.                                            109,000     87,115
*   DaChan Food Asia, Ltd.                                          57,000      7,132
#   Dah Chong Hong Holdings, Ltd.                                  218,000    186,172
    Dalian Port PDA Co., Ltd. Class H                              244,000     56,625
#   Daphne International Holdings, Ltd.                            212,000    112,987
#   Datang International Power Generation Co., Ltd. Class H        526,000    240,916
#*  DBA Telecommunication Asia Holdings, Ltd.                      112,000     29,325
    Digital China Holdings, Ltd.                                   225,000    296,046
    Dongfang Electric Corp., Ltd. Class H                           79,800    128,164
    Dongjiang Environmental Co., Ltd. Class H                        9,000     25,415
    Dongyue Group                                                  326,000    153,460
    Embry Holdings, Ltd.                                            14,000      8,672
    ENN Energy Holdings, Ltd.                                      138,000    813,736
    EVA Precision Industrial Holdings, Ltd.                        420,000     60,148
#   Evergrande Real Estate Group, Ltd.                           1,783,000    754,555
    Fantasia Holdings Group Co., Ltd.                              495,000     84,840
    First Tractor Co., Ltd. Class H                                108,000     77,142
    Fosun International, Ltd.                                      398,000    384,095
    Franshion Properties China, Ltd.                               963,120    335,817
#   Fufeng Group, Ltd.                                             236,400    100,657
#*  GCL-Poly Energy Holdings, Ltd.                               1,875,000    572,872
#   Geely Automobile Holdings, Ltd.                                835,000    421,989
*   Global Bio-Chem Technology Group Co., Ltd.                     482,800     37,331
*   Glorious Property Holdings, Ltd.                               793,000    126,831
#   Golden Eagle Retail Group, Ltd.                                114,000    168,988
    Golden Meditech Holdings, Ltd.                                 408,000     48,955
    Goldlion Holdings, Ltd.                                         61,152     29,900
#   GOME Electrical Appliances Holding, Ltd.                     3,382,940    527,916
#   Good Friend International Holdings, Inc.                        22,000      7,505
    Goodbaby International Holdings, Ltd.                          131,000     64,870
    Great Wall Motor Co., Ltd. Class H                              91,000    533,698
*   Great Wall Technology Co., Ltd. Class H                         83,300     24,067
    Greatview Aseptic Packaging Co., Ltd.                          108,000     68,060
    Greenland Hong Kong Holdings, Ltd.                              88,000     62,176
#   Greentown China Holdings, Ltd.                                 182,500    353,886
    Guangdong Investment, Ltd.                                     452,000    388,518
    Guangshen Railway Co., Ltd. Class H                            110,000     57,970
    Guangshen Railway Co., Ltd. Sponsored ADR                        6,762    177,841
    Guangzhou Automobile Group Co., Ltd. Class H                   589,740    699,180
    Guangzhou R&F Properties Co., Ltd.                             256,400    449,221
    Guangzhou Shipyard International Co., Ltd. Class H              67,600     99,920
    Guodian Technology & Environment Group Co., Ltd. Class H       125,000     31,787
    Haier Electronics Group Co., Ltd.                              111,000    236,656
    Hainan Meilan International Airport Co., Ltd. Class H           65,000     68,647
    Haitian International Holdings, Ltd.                            84,000    202,479
#*  Hanergy Solar Group, Ltd.                                    3,120,000    530,991

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
*   Heng Tai Consumables Group, Ltd.                             1,301,742 $   24,019
#   Hengan International Group Co., Ltd.                            66,000    808,566
#   Hengdeli Holdings, Ltd.                                        563,200    133,676
*   Hi Sun Technology China, Ltd.                                  273,000     74,933
#*  Hidili Industry International Development, Ltd.                374,000     62,107
#   Hilong Holding, Ltd.                                           193,000    128,372
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H             72,000     67,663
    HKC Holdings, Ltd.                                           1,068,098     37,197
#   Honghua Group, Ltd.                                            256,000     77,929
#   Hopewell Highway Infrastructure, Ltd.                          267,972    132,035
*   Hopson Development Holdings, Ltd.                              199,000    244,049
*   Hua Lien International Holding Co., Ltd.                       304,000     18,170
    Huadian Power International Corp., Ltd. Class H                220,000    101,904
    Huaneng Power International, Inc. Class H                      136,000    141,432
    Huaneng Power International, Inc. Sponsored ADR                  6,108    252,505
    Huaneng Renewables Corp., Ltd. Class H                         594,000    229,730
*   Huili Resources Group, Ltd.                                     48,000     11,382
*   Hunan Nonferrous Metal Corp., Ltd. Class H                     420,000    116,464
    Hutchison Harbour Ring, Ltd.                                   802,000     63,082
    Industrial & Commercial Bank of China, Ltd. Class H          9,815,017  6,867,912
    Inspur International, Ltd.                                     825,000     34,046
*   Interchina Holdings Co.                                        910,000     64,540
    Intime Retail Group Co., Ltd.                                  222,500    263,413
    Jiangsu Expressway Co., Ltd. Class H                           230,000    288,578
#   Jiangxi Copper Co., Ltd. Class H                               312,000    598,968
*   Jinchuan Group International Resources Co., Ltd.               140,000     20,925
    Jingwei Textile Machinery Class H                               50,000     33,048
#   Ju Teng International Holdings, Ltd.                           250,000    181,874
*   Kai Yuan Holdings, Ltd.                                      1,320,000     32,372
*   Kaisa Group Holdings, Ltd.                                     396,000    120,705
    Kingboard Chemical Holdings, Ltd.                              235,900    613,953
    Kingboard Laminates Holdings, Ltd.                             270,973    111,770
*   Kingdee International Software Group Co., Ltd.                 526,000    169,561
#   Kingsoft Corp., Ltd.                                           133,000    329,983
    Kunlun Energy Co., Ltd.                                        270,000    442,378
    KWG Property Holding, Ltd.                                     369,830    240,862
#   Labixiaoxin Snacks Group, Ltd.                                  73,000     37,827
    Lai Fung Holdings, Ltd.                                      1,735,000     43,593
    Le Saunda Holdings, Ltd.                                        84,000     38,347
    Lee & Man Chemical Co., Ltd.                                    28,000     12,632
    Lee & Man Paper Manufacturing, Ltd.                            388,000    277,776
    Lenovo Group, Ltd.                                             526,000    562,096
*   Leoch International Technology, Ltd.                           290,000     34,031
#*  Li Ning Co., Ltd.                                              296,249    269,736
#   Lianhua Supermarket Holdings Co., Ltd. Class H                 110,200     70,719
    Lingbao Gold Co., Ltd. Class H                                  72,000     15,764
*   LK Technology Holdings, Ltd.                                    17,500      3,456
    Longfor Properties Co., Ltd.                                   230,000    375,886
*   Lonking Holdings, Ltd.                                         650,000    131,666
*   Loudong General Nice Resources China Holdings, Ltd.            399,600     26,251
#*  Maanshan Iron & Steel Class H                                  540,000    137,871
    Magic Holdings International, Ltd.                             131,000    103,582

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    Maoye International Holdings, Ltd.                             441,000 $   84,674
#*  Metallurgical Corp. of China, Ltd. Class H                     665,000    136,428
#   Microport Scientific Corp.                                      77,000     52,248
    MIE Holdings Corp.                                             306,000     65,561
    MIN XIN Holdings, Ltd.                                          44,000     23,281
*   Mingfa Group International Co., Ltd.                           306,000     82,866
    Minmetals Land, Ltd.                                           347,644     49,767
    Minth Group, Ltd.                                              162,000    338,879
#*  MMG, Ltd.                                                      464,000    103,413
*   Nan Hai Corp., Ltd.                                          6,200,000     51,990
    Nature Flooring Holding Co., Ltd.                               19,000      3,457
*   New China Life Insurance Co., Ltd. Class H                      51,100    144,050
    New World China Land, Ltd.                                     677,189    372,692
    New World Department Store China, Ltd.                         120,000     69,354
#   Nine Dragons Paper Holdings, Ltd.                              457,000    376,478
*   North Mining Shares Co., Ltd.                                1,180,000     52,527
    NVC Lighting Holdings, Ltd.                                    403,000     98,218
    O-Net Communications Group, Ltd.                                65,000     12,318
    Overseas Chinese Town Asia Holdings, Ltd.                       40,000     18,058
    Pacific Online, Ltd.                                            44,000     20,443
#   Parkson Retail Group, Ltd.                                     467,000    159,717
*   PAX Global Technology, Ltd.                                     75,000     31,821
#   Peak Sport Products Co., Ltd.                                  199,000     45,687
    Phoenix Satellite Television Holdings, Ltd.                    170,000     59,871
    PICC Property & Casualty Co., Ltd. Class H                     396,760    605,335
    Ping An Insurance Group Co. of China, Ltd. Class H             163,000  1,285,296
    Poly Property Group Co., Ltd.                                  602,111    370,701
    Ports Design, Ltd.                                             104,000     77,449
*   Pou Sheng International Holdings, Ltd.                         364,687     19,267
    Powerlong Real Estate Holdings, Ltd.                           326,000     67,759
#   Prince Frog International Holdings, Ltd.                        58,000     34,861
*   Prosperity International Holdings HK, Ltd.                     280,000     10,657
    Qunxing Paper Holdings Co., Ltd.                               124,416     32,384
    Real Nutriceutical Group, Ltd.                                 224,000     58,068
    Regent Manner International Holdings, Ltd.                     151,000     26,086
#*  Renhe Commercial Holdings Co., Ltd.                          3,372,570    189,740
*   Richly Field China Development, Ltd.                           150,000         --
    Road King Infrastructure, Ltd.                                  47,000     47,361
    Samson Holding, Ltd.                                           239,000     33,260
    Sany Heavy Equipment International Holdings Co., Ltd.          274,000     79,466
#*  Semiconductor Manufacturing International Corp.              5,259,000    389,048
*   Semiconductor Manufacturing International Corp. ADR             19,489     71,330
    Shandong Chenming Paper Holdings, Ltd. Class H                  81,500     33,325
    Shandong Molong Petroleum Machinery Co., Ltd. Class H           46,400     15,673
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H        216,000    202,267
#*  Shanghai Industrial Urban Development Group, Ltd.              454,000    112,494
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
    Class H                                                        332,000     80,140
    Shanghai Prime Machinery Co., Ltd. Class H                     118,000     13,850
*   Shanghai Zendai Property, Ltd.                                 205,000      4,031
    Shengli Oil & Gas Pipe Holdings, Ltd.                          144,000      7,808
    Shenguan Holdings Group, Ltd.                                  164,000     73,247
    Shenzhen Expressway Co., Ltd. Class H                          158,000     66,849

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    Shenzhen International Holdings, Ltd.                        2,767,500 $  339,055
    Shenzhen Investment, Ltd.                                      872,471    349,117
    Shenzhou International Group Holdings, Ltd.                     73,000    250,290
    Shimao Property Holdings, Ltd.                                 364,356    912,906
#*  Shougang Concord International Enterprises Co., Ltd.         1,232,000     61,123
#   Shougang Fushan Resources Group, Ltd.                          980,000    328,744
    Shui On Land, Ltd.                                           1,209,021    420,114
    Sichuan Expressway Co., Ltd. Class H                           284,000     84,626
*   Sijia Group Co.                                                 30,000      5,301
    Silver Grant International                                     160,000     21,864
*   Sino Oil And Gas Holdings, Ltd.                              3,375,000     92,429
#   Sino-Ocean Land Holdings, Ltd.                                 959,750    608,577
    Sinofert Holdings, Ltd.                                        686,000    111,385
    SinoMedia Holding, Ltd.                                         54,644     50,545
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H               224,000     62,059
    Sinopharm Group Co., Ltd. Class H                              128,400    346,958
*   Sinopoly Battery, Ltd.                                         760,000     36,267
#   Sinotrans Shipping, Ltd.                                       454,173    149,371
    Sinotrans, Ltd. Class H                                        435,000    107,166
    Sinotruk Hong Kong, Ltd.                                       220,000    115,204
    SITC International Holdings Co., Ltd.                          225,000     95,424
    Skyworth Digital Holdings, Ltd.                                585,291    283,929
*   SMI Corp., Ltd.                                                560,000     14,394
#   SOHO China, Ltd.                                               528,912    464,319
*   Solargiga Energy Holdings, Ltd.                                265,000     12,648
    Sparkle Roll Group, Ltd.                                       456,000     30,611
    Springland International Holdings, Ltd.                        106,000     58,000
*   SRE Group, Ltd.                                                886,857     31,981
    Sun Art Retail Group, Ltd.                                     217,500    355,694
#   Sunac China Holdings, Ltd.                                     377,000    261,620
#   Sunny Optical Technology Group Co., Ltd.                       121,000    117,819
    TCC International Holdings, Ltd.                               413,795    153,159
*   TCL Communication Technology Holdings, Ltd.                    202,000    183,888
    TCL Multimedia Technology Holdings, Ltd.                       148,000     60,927
*   Tech Pro Technology Development, Ltd.                          130,000     62,700
#   Tencent Holdings, Ltd.                                          66,500  3,627,986
#   Texhong Textile Group, Ltd.                                     50,000     87,487
    Tian An China Investment                                        62,000     51,173
    Tian Shan Development Holding, Ltd.                             36,000     12,025
    Tiangong International Co., Ltd.                               344,000     88,273
    Tianjin Capital Environmental Protection Group Co., Ltd.
    Class H                                                        112,000     45,364
#*  Tianjin Development Hldgs, Ltd.                                104,000     69,078
    Tianjin Port Development Holdings, Ltd.                        500,000     87,045
    Tianneng Power International, Ltd.                             200,000     75,548
    Tingyi Cayman Islands Holding Corp.                            172,000    485,938
    Tomson Group, Ltd.                                              66,969     20,745
*   Tonic Industries Holdings, Ltd.                                 94,000     27,940
*   Tonly Electronics Holdings, Ltd.                                14,800      8,724
    Towngas China Co., Ltd.                                        214,000    211,241
    TPV Technology, Ltd.                                           195,412     41,348
    Travelsky Technology, Ltd. Class H                             220,500    188,594
#   Truly International Holdings                                   359,140    229,219

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CHINA -- (Continued)
#   Uni-President China Holdings, Ltd.                             135,639 $    135,174
#*  United Energy Group, Ltd.                                      640,000      100,016
    Vinda International Holdings, Ltd.                             113,000      160,584
*   VODone, Ltd.                                                   765,400       66,135
    Want Want China Holdings, Ltd.                                 516,000      790,732
    Wasion Group Holdings, Ltd.                                    172,000      107,758
    Weichai Power Co., Ltd. Class H                                102,280      409,387
    Weiqiao Textile Co. Class H                                    134,500       82,016
    Welling Holding, Ltd.                                          294,800       61,975
#   West China Cement, Ltd.                                        784,000      117,238
*   Winsway Coking Coal Holdings, Ltd.                             405,000       30,785
    Wumart Stores, Inc. Class H                                     83,000      138,221
    Xiamen International Port Co., Ltd. Class H                    194,000       26,283
    Xiangyu Dredging Holdings, Ltd.                                 68,000       17,356
    Xingda International Holdings, Ltd.                            298,000      181,084
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H       116,800      119,246
#*  Xinjiang Xinxin Mining Industry Co., Ltd. Class H              236,000       37,063
    XTEP International Holdings                                    224,500      110,643
*   Yanchang Petroleum International, Ltd.                       1,280,000       56,153
#   Yanzhou Coal Mining Co., Ltd. Class H                          282,000      292,159
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                     20,088      205,902
    Yingde Gases Group Co., Ltd.                                   201,500      206,339
    Yip's Chemical Holdings, Ltd.                                   88,000       73,950
    Youyuan International Holdings, Ltd.                            57,200       16,636
    Yuanda China Holdings, Ltd.                                    334,000       28,402
    Yuexiu Property Co., Ltd.                                    1,516,400      422,700
    Yuexiu Transport Infrastructure, Ltd.                          126,752       66,517
    Yuzhou Properties Co.                                          229,200       56,185
    Zall Development Group, Ltd.                                    39,000       15,846
#   Zhaojin Mining Industry Co., Ltd.                              202,500      162,766
    Zhejiang Expressway Co., Ltd. Class H                          296,000      270,238
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         37,200       22,450
*   Zhong An Real Estate, Ltd.                                     151,000       29,963
#   Zhongsheng Group Holdings, Ltd.                                120,000      191,157
    Zhuzhou CSR Times Electric Co., Ltd. Class H                    81,750      290,269
#   Zijin Mining Group Co., Ltd. Class H                         1,126,000      262,246
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.       300,800      278,253
*   ZTE Corp. Class H                                              152,800      333,002
                                                                           ------------
TOTAL CHINA                                                                 112,401,035
                                                                           ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA                                              43,134      722,566
    Banco de Bogota SA                                               4,331      153,388
    Bancolombia SA                                                  21,301      293,791
    Bancolombia SA Sponsored ADR                                    16,933      950,449
    Cementos Argos SA                                               66,209      349,527
    Constructora Conconcreto SA                                      2,809        2,078
#   Ecopetrol SA Sponsored ADR                                      38,708    1,833,211
    Empresa de Energia de Bogota SA                                161,111      135,369
    Empresa de Telecomunicaciones de Bogota                         32,541        6,672
*   Fabricato SA                                                   926,524        7,026
    Grupo Aval Acciones y Valores                                   80,087       56,288

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                    SHARES   VALUE++
                                                    ------- ----------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA              6,730 $  133,366
    Grupo Nutresa SA                                  4,929     70,327
    Interconexion Electrica SA ESP                   73,842    365,240
    Isagen SA ESP                                   206,869    330,142
    Mineros SA                                        5,269      9,481
                                                            ----------
TOTAL COLOMBIA                                               5,418,921
                                                            ----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                         25,093    722,093
    Komercni Banka A.S.                               3,698    916,024
    Pegas Nonwovens SA                                3,696    114,709
    Telefonica Czech Republic A.S.                   22,731    370,639
*   Unipetrol A.S.                                   17,641    158,098
                                                            ----------
TOTAL CZECH REPUBLIC                                         2,281,563
                                                            ----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR   45,174    261,268
*   Egyptian Financial Group-Hermes Holding GDR         926      1,799
*   Global Telecom Holding GDR                       63,232    213,989
                                                            ----------
TOTAL EGYPT                                                    477,056
                                                            ----------
HONG KONG -- (0.0%)
*   Newton Resources, Ltd.                          220,000     16,177
                                                            ----------
HUNGARY -- (0.3%)
*   Danubius Hotel and SpA P.L.C.                     1,883     41,137
#*  FHB Mortgage Bank P.L.C.                          6,863     11,198
    Magyar Telekom Telecommunications P.L.C.        131,598    180,443
    MOL Hungarian Oil and Gas P.L.C.                  7,734    528,803
    OTP Bank P.L.C.                                  69,941  1,450,938
*   PannErgy                                          2,746      3,731
                                                            ----------
TOTAL HUNGARY                                                2,216,250
                                                            ----------
INDIA -- (5.4%)
*   3M India, Ltd.                                      173      9,308
    Aban Offshore, Ltd.                               6,571     27,219
    ABB India, Ltd.                                  10,920    111,024
*   ABG Shipyard, Ltd.                                2,790     13,248
    ACC, Ltd.                                        16,466    303,931
    Adani Enterprises, Ltd.                          65,640    221,471
    Adani Ports and Special Economic Zone            70,656    166,922
*   Adani Power, Ltd.                               217,292    114,808
    Aditya Birla Nuvo, Ltd.                          14,981    297,958
*   Advanta Ltd.                                      4,030      7,451
    Agro Tech Foods, Ltd.                             1,273     10,749
    AIA Engineering, Ltd.                             7,091     44,828
    Akzo Nobel India, Ltd.                            2,710     36,749
    Allahabad Bank                                   36,686     54,671
*   Alok Industries, Ltd.                           324,602     41,973
    Amara Raja Batteries, Ltd.                       18,730     95,584
    Ambuja Cements, Ltd.                            179,763    547,432

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
    Amtek Auto, Ltd.                                              25,935 $   27,340
    Amtek India, Ltd.                                             21,468     22,557
    Anant Raj, Ltd.                                               31,479     28,349
    Andhra Bank                                                   43,995     41,981
    Apollo Tyres, Ltd.                                            55,449     61,562
    Arvind, Ltd.                                                  58,551    101,305
    Ashok Leyland, Ltd.                                          419,001    117,812
    Asian Hotels East, Ltd.                                        2,150      4,786
    Asian Paints, Ltd.                                            39,262    343,747
    Axis Bank, Ltd.                                               60,978  1,214,145
    Bajaj Auto, Ltd.                                               9,468    327,992
    Bajaj Corp., Ltd.                                              4,470     17,810
    Bajaj Electricals, Ltd.                                        7,154     19,226
    Bajaj Finance, Ltd.                                              500     11,088
    Bajaj Finserv, Ltd.                                           11,415    119,015
    Bajaj Hindusthan, Ltd.                                        38,120      8,416
    Bajaj Holdings and Investment, Ltd.                            7,107     95,587
    Balkrishna Industries, Ltd.                                    2,912     13,050
    Ballarpur Industries, Ltd.                                    50,572     10,558
    Balmer Lawrie & Co., Ltd.                                      1,321      6,650
    Balrampur Chini Mills, Ltd.                                   46,572     31,070
    Bank of Baroda                                                23,606    247,654
    Bank of India                                                 41,486    142,910
    Bank Of Maharashtra                                           21,459     13,747
    Bannari Amman Sugars, Ltd.                                       894     10,925
    BASF India, Ltd.                                               2,566     24,966
    Bata India, Ltd.                                               2,638     39,179
    BEML, Ltd.                                                     2,112      6,460
    Berger Paints India, Ltd.                                     24,846     92,686
    BGR Energy Systems, Ltd.                                       7,400     13,914
    Bharat Forge, Ltd.                                            31,776    154,114
    Bharat Petroleum Corp., Ltd.                                  42,234    246,615
    Bharti Airtel, Ltd.                                          128,096    763,323
    Bhushan Steel, Ltd.                                           21,056    164,580
    Birla Corp., Ltd.                                              7,647     26,743
    Blue Dart Express, Ltd.                                          482     22,069
    Blue Star, Ltd.                                                2,815      6,930
    Bombay Dyeing & Manufacturing Co., Ltd.                       21,605     24,021
    Bosch, Ltd.                                                    1,258    179,782
    Britannia Industries, Ltd.                                     9,003    137,378
    Cairn India, Ltd.                                            126,288    655,812
    Canara Bank                                                   33,813    142,458
    Carborundum Universal, Ltd.                                   35,694     65,813
    Central Bank Of India                                         87,768     77,747
    Century Plyboards India, Ltd.                                  6,270      2,840
    Century Textiles & Industries, Ltd.                           17,005     75,609
    CESC, Ltd.                                                    25,635    155,482
    Chambal Fertilizers & Chemicals, Ltd.                         39,240     22,190
*   Chennai Petroleum Corp., Ltd.                                  6,272      5,368
    City Union Bank, Ltd.                                         65,932     51,644
    Clariant Chemicals India, Ltd.                                 1,428     13,657
    CMC, Ltd.                                                      2,279     50,028

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Colgate-Palmolive India, Ltd.                                  6,962 $140,299
    Container Corp. Of India                                      14,177  175,076
    Coromandel International, Ltd.                                20,615   74,363
    Corp. Bank                                                    12,908   60,125
    Crompton Greaves, Ltd.                                        80,947  139,035
    Cummins India, Ltd.                                           14,470   93,088
    Dabur India, Ltd.                                             79,729  230,474
    Dalmia Bharat, Ltd.                                           25,540   49,958
    DB Corp., Ltd.                                                 3,444   14,825
*   DB Realty, Ltd.                                               19,776   19,639
    DCM Shriram Consolidated                                      36,958   33,289
*   DEN Networks, Ltd.                                            11,158   26,860
    Dena Bank                                                     27,020   23,580
*   Development Credit Bank, Ltd.                                 48,224   40,193
*   Dish TV India, Ltd.                                          113,898   99,403
    Divi's Laboratories, Ltd.                                     11,111  175,663
    DLF, Ltd.                                                    120,541  297,062
    eClerx Services, Ltd.                                          2,819   45,569
*   Educomp Solutions, Ltd.                                       11,439    4,439
    Eicher Motors, Ltd.                                            2,160  139,082
    EID Parry India, Ltd.                                         14,037   32,651
    EIH, Ltd.                                                     28,592   25,569
    Electrosteel Castings, Ltd.                                    5,269    1,164
    Emami, Ltd.                                                    8,060   65,042
    Engineers India, Ltd.                                         17,800   51,229
    Entertainment Network India, Ltd.                              2,514   13,103
*   Era Infra Engineering, Ltd.                                   26,022   16,051
    Eros International Media, Ltd.                                 7,714   19,797
    Escorts, Ltd.                                                 17,545   27,607
    Ess Dee Aluminium, Ltd.                                        5,402   44,621
*   Essar Oil, Ltd.                                              118,394  100,330
    Essar Ports, Ltd.                                             25,367   25,184
    Exide Industries, Ltd.                                        77,107  156,305
    FAG Bearings India, Ltd.                                       3,749   82,114
    Federal Bank, Ltd.                                           216,870  290,909
*   Federal-Mogul Goetze India, Ltd.                               2,252    7,212
    Financial Technologies India, Ltd.                             5,623   15,872
    Finolex Cables, Ltd.                                           4,219    4,153
    Finolex Industries, Ltd.                                       8,962   18,781
    GAIL India, Ltd.                                              92,452  529,726
    Gateway Distriparks, Ltd.                                      8,229   15,236
    Gillette India, Ltd.                                           1,390   47,183
*   Gitanjali Gems, Ltd.                                          13,227   14,017
    GMR Infrastructure, Ltd.                                     393,753  138,843
    Godrej Consumer Products, Ltd.                                16,155  227,532
    Godrej Industries, Ltd.                                       26,847  128,556
    Godrej Properties, Ltd.                                        5,788   34,444
    Graphite India, Ltd.                                           5,828    7,159
    Grasim Industries, Ltd.                                        3,807  174,251
    Gravita India, Ltd.                                            2,707    1,151
    Great Eastern Shipping Co., Ltd. (The)                        13,772   62,376
    Greaves Cotton, Ltd.                                          20,113   19,616

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
    Gruh Finance, Ltd.                                            10,950 $   41,238
    Gujarat Alkalies & Chemicals, Ltd.                             7,954     20,840
    Gujarat Fluorochemicals, Ltd.                                  5,234     21,160
    Gujarat Mineral Development Corp., Ltd.                       22,860     38,248
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.          14,377     14,405
*   Gujarat NRE Coke, Ltd.                                       127,013     26,895
*   Gujarat Pipavav Port, Ltd.                                    62,657     50,910
    Gujarat State Fertilisers & Chemicals, Ltd.                   32,118     31,197
    Gujarat State Petronet, Ltd.                                  56,483     51,422
*   GVK Power & Infrastructure, Ltd.                             350,798     41,367
*   Hathway Cable & Datacom, Ltd.                                 14,049     65,054
    Havells India, Ltd.                                           10,422    125,626
*   HCL Infosystems, Ltd.                                         30,430     11,633
    HCL Technologies, Ltd.                                        36,457    648,563
    HDFC Bank, Ltd.                                              195,532  2,174,850
    HEG, Ltd.                                                      2,331      6,527
*   HeidelbergCement India, Ltd.                                  23,375     14,255
    Hero Motocorp, Ltd.                                            5,914    199,331
*   Hexa Tradex, Ltd.                                              6,867      1,566
    Hexaware Technologies, Ltd.                                   81,422    175,422
*   Himachal Futuristic Communications, Ltd.                       7,709      1,072
    Himadri Chemicals & Industries, Ltd.                          13,920      3,475
    Hindalco Industries, Ltd.                                    416,317    780,746
*   Hindustan Construction Co., Ltd.                             110,597     25,486
    Hindustan Petroleum Corp., Ltd.                               28,016     91,706
    Honeywell Automation India, Ltd.                                 639     25,722
*   Housing Development & Infrastructure, Ltd.                    65,427     45,506
    HT Media, Ltd.                                                22,426     30,172
    ICICI Bank, Ltd.                                               7,251    131,649
    ICICI Bank, Ltd. Sponsored ADR                                32,663  1,218,983
    IDBI Bank, Ltd.                                               62,148     68,364
    Idea Cellular, Ltd.                                          165,313    462,916
    IDFC, Ltd.                                                    93,711    161,950
    India Cements, Ltd.                                           71,086     57,809
    India Infoline, Ltd.                                          51,784     47,993
    Indiabulls Housing Finance, Ltd.                              48,033    165,101
    Indian Bank                                                   26,736     36,676
    Indian Hotels Co., Ltd.                                      123,579     98,535
    Indian Oil Corp., Ltd.                                        78,738    259,735
    Indian Overseas Bank                                          64,284     53,292
    Indraprastha Gas, Ltd.                                        19,290     86,353
    IndusInd Bank, Ltd.                                           51,034    369,464
    Info Edge India, Ltd.                                          6,020     38,251
    Infosys, Ltd.                                                 25,190  1,341,341
    Infosys, Ltd. Sponsored ADR                                   31,765  1,685,451
    Infotech Enterprises, Ltd.                                    24,161     98,855
    ING Vysya Bank, Ltd.                                          11,641    111,752
    Ingersoll-Rand India, Ltd.                                     1,145      6,186
    IRB Infrastructure Developers, Ltd.                           30,070     39,295
    Jagran Prakashan, Ltd.                                        18,837     26,186
    Jain Irrigation Systems, Ltd.                                 62,912     68,466
    Jaiprakash Associates, Ltd.                                  308,397    239,056

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
*   Jaiprakash Power Ventures, Ltd.                              256,079 $ 76,681
    Jammu & Kashmir Bank, Ltd.                                     7,410  158,272
    Jaypee Infratech, Ltd.                                        74,798   21,795
    JBF Industries, Ltd.                                           3,221    4,252
*   Jet Airways India, Ltd.                                        5,856   32,447
    Jindal Saw, Ltd.                                              32,581   25,264
*   Jindal Stainless, Ltd.                                         8,727    5,445
    Jindal Steel & Power, Ltd.                                   102,920  403,140
    JK Cement, Ltd.                                                3,293   10,384
    JK Lakshmi Cement, Ltd.                                       13,600   14,889
    JM Financial, Ltd.                                            63,370   28,712
    JSW Energy, Ltd.                                             188,694  142,351
    JSW Steel, Ltd.                                               35,027  490,785
*   Jubilant Foodworks, Ltd.                                       6,794  134,455
    Jyothy Laboratories, Ltd.                                     16,507   49,995
    Kajaria Ceramics, Ltd.                                         4,476   17,581
    Kansai Nerolac Paints, Ltd.                                      826   15,461
    Karnataka Bank, Ltd.                                          43,127   71,218
    Karur Vysya Bank, Ltd.                                        10,840   60,436
    Kaveri Seed Co., Ltd.                                          1,527   39,519
    Kesoram Industries, Ltd.                                      15,907   15,739
    Kirloskar Industries, Ltd.                                     1,617    6,741
    Kirloskar Oil Engines, Ltd.                                   41,696  101,437
    Kotak Mahindra Bank, Ltd.                                     70,836  868,755
    KPIT Cummins Infosystems, Ltd.                                32,244   76,549
    Lakshmi Machine Works, Ltd.                                      596   22,807
    Lakshmi Vilas Bank, Ltd.                                      12,640   15,060
*   Lanco Infratech, Ltd.                                        258,577   25,831
    Larsen & Toubro, Ltd.                                         52,619  833,002
    Larsen & Toubro, Ltd. GDR                                     29,689  454,634
    LIC Housing Finance, Ltd.                                     55,062  201,608
    Maharashtra Seamless, Ltd.                                    10,478   27,095
    Mahindra Holidays & Resorts India, Ltd.                        1,757    6,187
    Mahindra Lifespace Developers, Ltd.                            1,102    7,677
    Maruti Suzuki India, Ltd.                                     16,017  426,672
    McLeod Russel India, Ltd.                                     17,365   77,433
    MindTree, Ltd.                                                 5,634  126,962
    MOIL, Ltd.                                                     4,932   18,746
    Monnet Ispat & Energy, Ltd.                                    4,518    9,592
    Monsanto India, Ltd.                                             916   10,433
    Motherson Sumi Systems, Ltd.                                  32,044  139,979
    Motilal Oswal Financial Services, Ltd.                         1,571    1,798
    Mphasis, Ltd.                                                 21,769  149,819
    MRF, Ltd.                                                        381   97,039
    National Aluminium Co., Ltd.                                  90,419   53,933
    Navneet Education, Ltd.                                       11,667   10,295
    NCC, Ltd.                                                     56,278   23,791
    Nestle India, Ltd.                                             2,571  234,377
    NHPC, Ltd.                                                   573,450  168,572
    NIIT Technologies, Ltd.                                        9,921   45,062
    Nitin Fire Protection Industries, Ltd.                        12,230   12,107
    NTPC, Ltd.                                                   154,802  374,768

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Oberoi Realty, Ltd.                                            9,617 $ 29,531
    OMAXE, Ltd.                                                   18,909   43,227
    Opto Circuits India, Ltd.                                     27,524   10,293
*   Oracle Financial Services Software, Ltd.                       4,537  236,259
    Orient Cement Ltd.                                            10,368    6,340
    Oriental Bank of Commerce                                     23,485   68,862
    Orissa Minerals Development Co., Ltd.                            190    6,575
    Page Industries, Ltd.                                            275   20,038
*   Parsvnath Developers, Ltd.                                    25,750   10,971
    Peninsula Land, Ltd.                                          17,769    8,871
    Persistent Systems, Ltd.                                       2,627   34,700
    Petronet LNG, Ltd.                                            52,721  105,925
    Phoenix Mills, Ltd.                                            4,470   17,004
    Pidilite Industries, Ltd.                                     30,910  144,759
*   Pipavav Defence & Offshore Engineering Co., Ltd.              43,598   36,521
    Polaris Financial Technology, Ltd.                            18,746   43,691
    Power Grid Corp. of India, Ltd.                              198,866  327,065
    Prestige Estates Projects, Ltd.                               23,723   55,262
*   Prism Cement, Ltd.                                            30,789   13,388
    Procter & Gamble Hygiene & Health Care, Ltd.                     890   39,864
    PTC India, Ltd.                                               73,513   66,951
*   Punj Lloyd, Ltd.                                              67,418   30,879
    Punjab National Bank                                           2,000   17,793
    Rain Industries, Ltd.                                         24,198   14,258
    Rallis India, Ltd.                                            29,193   75,448
    Ramco Cements, Ltd. (The)                                     20,370   58,793
    Raymond, Ltd.                                                 15,056   65,359
    Redington India, Ltd.                                         41,130   41,381
    REI Agro, Ltd.                                               150,380   15,641
    Reliance Capital, Ltd.                                        28,917  174,853
    Reliance Communications, Ltd.                                197,305  474,459
    Reliance Infrastructure, Ltd.                                 35,805  251,853
*   Reliance Power, Ltd.                                         241,272  287,459
    Rolta India, Ltd.                                             48,545   49,589
    Ruchi Soya Industries, Ltd.                                   18,765   10,673
    Sadbhav Engineering, Ltd.                                      3,951    4,080
*   Schneider Electric Infrastructure, Ltd.                        7,319    7,663
    Sesa Sterlite, Ltd.                                          165,480  541,235
*   Sesa Sterlite, Ltd. ADR                                        4,742   61,177
*   Shipping Corp. of India, Ltd.                                 48,415   27,323
    Shoppers Stop, Ltd.                                            4,025   22,397
    Shree Cement, Ltd.                                             2,106  151,821
    Shree Renuka Sugars, Ltd.                                    152,594   56,066
    Shriram Transport Finance Co., Ltd.                           12,944  129,442
    Sintex Industries, Ltd.                                       54,687   29,130
    SJVN, Ltd.                                                   106,096   33,182
    SKF India, Ltd.                                                3,672   35,768
    Sobha Developers, Ltd.                                        16,355   82,511
    Solar Industries India, Ltd.                                     979   15,857
    South Indian Bank, Ltd.                                      167,881   57,742
    SRF, Ltd.                                                      5,322   14,171
*   Star Ferro and Cement, Ltd.                                    6,270    2,347

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
    State Bank of Bikaner & Jaipur                                 3,700 $   19,512
    State Bank of India                                           27,314    797,901
    State Bank of India GDR                                        1,197     70,185
    Steel Authority of India, Ltd.                               283,761    286,764
    Sterlite Technologies, Ltd.                                   29,094      9,829
    Sun TV Network, Ltd.                                          22,730    155,107
    Supreme Industries, Ltd.                                       5,709     36,352
*   Suzlon Energy, Ltd.                                          336,172     52,464
    Syndicate Bank                                                47,437     63,226
    Tata Chemicals, Ltd.                                          30,374    132,552
    Tata Communications, Ltd.                                     10,342     44,461
    Tata Consultancy Services, Ltd.                               43,880  1,504,777
    Tata Global Beverages, Ltd.                                  123,030    328,268
    Tata Investment Corp., Ltd.                                    5,943     38,937
    Tata Motors, Ltd.                                             77,313    479,223
    Tata Motors, Ltd. Sponsored ADR                               24,475    766,557
    Tata Power Co., Ltd.                                         214,606    286,661
    Tata Steel, Ltd.                                             109,735    601,414
*   Tata Teleservices Maharashtra, Ltd.                          103,397     11,822
    Tech Mahindra, Ltd.                                           21,692    546,785
    Techno Electric & Engineering Co., Ltd.                          831      1,095
    Texmaco Rail & Engineering, Ltd.                               5,750      2,815
    Thermax, Ltd.                                                 11,921    122,278
    Timken India, Ltd.                                             2,794      7,103
    Titan Industries, Ltd.                                        46,614    204,726
    Torrent Power, Ltd.                                           32,752     44,630
    Trent, Ltd.                                                    2,317     34,697
    Triveni Turbine, Ltd.                                         33,780     28,866
    TTK Prestige, Ltd.                                               490     26,289
    Tube Investments of India, Ltd.                               17,531     41,767
*   TV18 Broadcast, Ltd.                                         144,441     54,508
    TVS Motor Co., Ltd.                                           52,589     43,494
    UCO Bank                                                      60,445     71,383
    Ultratech Cement, Ltd.                                        10,437    332,843
    Union Bank of India                                           47,888     96,196
*   Unitech, Ltd.                                                512,548    145,667
    United Bank of India                                          10,576      5,811
    UPL, Ltd.                                                     92,942    247,857
    Usha Martin, Ltd.                                             15,735      6,445
    V-Guard Industries, Ltd.                                       1,558     12,365
    Vakrangee Software, Ltd.                                      17,996     19,711
*   Videocon Industries, Ltd.                                     28,713     81,064
    Vijaya Bank                                                   41,995     28,217
    Voltas, Ltd.                                                  37,318     54,248
    WABCO India, Ltd.                                              1,336     36,557
    Welspun Corp., Ltd.                                           44,425     30,724
    Wipro, Ltd.                                                   89,971    701,935
    Yes Bank, Ltd.                                                44,408    266,110
    Zee Entertainment Enterprises, Ltd.                          106,032    458,633
*   Zee Learn, Ltd.                                               18,459      8,165
    Zensar Technologies, Ltd.                                      1,279      5,604
    Zuari Agro Chemicals, Ltd.                                       497        761

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- -----------
INDIA -- (Continued)
    Zydus Wellness, Ltd.                                              1,930 $    17,746
                                                                            -----------
TOTAL INDIA                                                                  44,371,011
                                                                            -----------
INDONESIA -- (2.4%)
    Ace Hardware Indonesia Tbk PT                                 1,045,000      56,533
    Adaro Energy Tbk PT                                           3,413,000     308,551
    Adhi Karya Persero Tbk PT                                       189,000      32,664
    Agung Podomoro Land Tbk PT                                    2,109,500      52,301
    AKR Corporindo Tbk PT                                           527,500     226,706
    Alam Sutera Realty Tbk PT                                     2,781,500     149,992
    Aneka Tambang Persero Tbk PT                                  1,513,000     214,420
    Arwana Citramulia Tbk PT                                      1,498,000     119,572
    Asahimas Flat Glass Tbk PT                                        2,000       1,465
    Astra Agro Lestari Tbk PT                                        95,500     157,427
    Astra Graphia Tbk PT                                            236,000      34,740
    Astra International Tbk PT                                    2,604,500   1,535,583
*   Bakrie and Brothers Tbk PT                                   10,309,000      45,726
*   Bakrie Sumatera Plantations Tbk PT                            4,126,500      18,309
*   Bakrie Telecom Tbk PT                                         4,450,000      19,714
*   Bakrieland Development Tbk PT                                 8,497,250      37,719
    Bank Bukopin Tbk PT                                           1,175,500      67,715
    Bank Central Asia Tbk PT                                      1,293,000   1,197,974
    Bank Danamon Indonesia Tbk PT                                   592,742     226,266
    Bank Mandiri Persero Tbk PT                                   1,470,972   1,123,233
    Bank Negara Indonesia Persero Tbk PT                          2,025,500     863,445
*   Bank Pan Indonesia Tbk PT                                     1,444,000      91,999
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT            642,500      51,974
*   Bank Permata Tbk PT                                               7,500         947
    Bank Rakyat Indonesia Persero Tbk PT                          1,775,000   1,245,743
    Bank Tabungan Negara Persero Tbk PT                           1,374,473     118,304
*   Bank Tabungan Pensiunan Nasional Tbk PT                         413,000     160,161
*   Barito Pacific Tbk PT                                           711,500      30,305
*   Bayan Resources Tbk PT                                           13,000      10,028
*   Benakat Petroleum Energy Tbk PT                               4,345,000      45,840
*   Berau Coal Energy Tbk PT                                        848,500      13,627
*   Berlian Laju Tanker Tbk PT                                    2,525,666          --
    Bisi International PT                                           645,500      34,878
*   Borneo Lumbung Energi & Metal Tbk PT                          1,991,000      38,798
    Bumi Serpong Damai PT                                         2,196,000     304,627
    BW Plantation Tbk PT                                            643,500      53,047
*   Central Proteinaprima Tbk PT                                  5,740,500      25,465
    Charoen Pokphand Indonesia Tbk PT                               797,515     275,632
    Ciputra Development Tbk PT                                    2,979,500     271,855
    Ciputra Property Tbk PT                                         563,000      39,301
    Ciputra Surya Tbk PT                                            430,000      86,510
*   Citra Marga Nusaphala Persada Tbk PT                            603,500     169,904
*   Darma Henwa Tbk PT                                            3,026,500      13,424
*   Delta Dunia Makmur Tbk PT                                     1,963,000      15,120
*   Energi Mega Persada Tbk PT                                   15,020,500     106,527
*   Erajaya Swasembada Tbk PT                                       176,500      21,278
*   Exploitasi Energi Indonesia Tbk PT                            2,356,000      54,333
*   Fajar Surya Wisesa Tbk PT                                       146,000      25,886

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
INDONESIA -- (Continued)
    Gajah Tunggal Tbk PT                                           517,500 $105,481
*   Garuda Indonesia Persero Tbk PT                                185,500    8,059
    Global Mediacom Tbk PT                                       1,820,500  308,353
*   Gozco Plantations Tbk PT                                       531,000    5,463
*   Hanson International Tbk PT                                  1,396,500   65,624
    Harum Energy Tbk PT                                            362,500  101,090
    Hexindo Adiperkasa Tbk PT                                      121,000   33,803
    Holcim Indonesia Tbk PT                                        490,500  112,018
*   Indah Kiat Pulp & Paper Corp. Tbk PT                           503,500   68,708
    Indika Energy Tbk PT                                           589,500   40,750
    Indo Tambangraya Megah Tbk PT                                  105,500  279,736
    Indocement Tunggal Prakarsa Tbk PT                             236,500  438,283
    Indofood CBP Sukses Makmur Tbk PT                              167,500  166,292
    Indofood Sukses Makmur Tbk PT                                1,175,500  692,518
    Indosat Tbk PT                                                 158,000   61,629
    Indosat Tbk PT ADR                                               2,476   50,758
*   Inovisi Infracom Tbk PT                                        428,945   29,281
    Intiland Development Tbk PT                                  1,527,500   50,061
    Japfa Comfeed Indonesia Tbk PT                               1,682,500  208,798
    Jasa Marga Persero Tbk PT                                      456,000  212,286
    Kawasan Industri Jababeka Tbk PT                             7,006,523  151,957
*   Krakatau Steel Persero Tbk PT                                  252,000   12,514
*   Lippo Cikarang Tbk PT                                          206,500  123,307
    Malindo Feedmill Tbk PT                                        213,000   63,689
    Matahari Putra Prima Tbk PT                                    863,000  183,577
    Mayora Indah Tbk PT                                            121,333  314,844
    Medco Energi Internasional Tbk PT                              544,000  118,210
    Media Nusantara Citra Tbk PT                                   615,500  136,313
    Mitra Adiperkasa Tbk PT                                        175,500   84,036
    MNC Investama Tbk PT                                         8,815,200  273,489
    Modern Internasional Tbk PT                                    312,000   23,653
*   Modernland Realty Tbk PT                                     1,255,500   90,163
*   Multistrada Arah Sarana Tbk PT                                  33,500    1,098
    Nippon Indosari Corpindo Tbk PT                                 78,500   43,145
    Nusantara Infrastructure Tbk PT                              1,735,000   39,248
    Pakuwon Jati Tbk PT                                          1,896,000   52,026
*   Panin Financial Tbk PT                                       5,948,000  105,428
    Panin Insurance Tbk PT                                         992,000   62,635
    Pembangunan Perumahan Persero Tbk PT                           592,000   68,695
    Perusahaan Gas Negara Persero Tbk PT                         1,205,000  545,013
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT        1,185,000  168,035
*   Polychem Indonesia Tbk PT                                      312,500    8,307
    Ramayana Lestari Sentosa Tbk PT                              1,175,000  128,174
    Resource Alam Indonesia Tbk PT                                 116,500   26,320
*   Samindo Resources Tbk PT                                        62,250    3,481
    Sampoerna Agro PT                                              234,500   36,989
    Selamat Sempurna Tbk PT                                        259,500   64,439
    Semen Indonesia Persero Tbk PT                                 246,000  312,984
*   Sentul City Tbk PT                                           9,186,500  174,936
    Sinar Mas Agro Resources and Technology Tbk PT                  36,000   20,751
    Sinar Mas Multiartha Tbk PT                                     16,500    5,546
*   Sugih Energy Tbk PT                                          2,359,500   96,225

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDONESIA -- (Continued)
    Summarecon Agung Tbk PT                                      2,656,664 $   247,030
    Surya Citra Media Tbk PT                                       544,000     113,380
    Surya Semesta Internusa Tbk PT                               1,407,000      99,758
*   Suryainti Permata Tbk PT                                     1,280,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT                     203,621     219,495
    Telekomunikasi Indonesia Persero Tbk PT                        800,000     166,408
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR           22,648     923,132
    Tiga Pilar Sejahtera Food Tbk                                  576,500      67,454
    Timah Persero Tbk PT                                           772,000     110,831
    Total Bangun Persada Tbk PT                                    518,000      33,970
*   Tower Bersama Infrastructure Tbk PT                            212,000     107,132
*   Trada Maritime Tbk PT                                          946,500     127,598
*   Truba Alam Manunggal Engineering PT                          3,328,000      14,762
    Tunas Baru Lampung Tbk PT                                      446,000      18,979
    Tunas Ridean Tbk PT                                            238,000      12,030
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                   203,000      88,623
    United Tractors Tbk PT                                         415,295     644,569
    Vale Indonesia Tbk PT                                          820,000     179,580
    Wijaya Karya Persero Tbk PT                                    633,000     107,715
    XL Axiata Tbk PT                                               599,000     237,603
                                                                           -----------
TOTAL INDONESIA                                                             19,893,835
                                                                           -----------
MALAYSIA -- (3.9%)
    Aeon Co. M Bhd                                                  33,100     167,668
    Aeon Credit Service M Bhd                                        2,160      11,114
    Affin Holdings Bhd                                             131,900     178,152
    AirAsia BHD                                                    484,100     410,975
    Alam Maritim Resources Bhd                                      99,300      49,997
    Alliance Financial Group Bhd                                   341,300     561,023
    AMMB Holdings Bhd                                              478,375   1,122,732
    Amway Malaysia Hldgs                                            16,600      65,416
*   Ann Joo Resources Bhd                                           94,700      36,004
    APM Automotive Holdings Bhd                                     33,600      61,099
    Axiata Group Bhd                                               348,550     758,735
    Batu Kawan BHD                                                  32,100     199,064
    Benalec Holdings BHD                                           227,000      85,636
    BIMB Holdings Bhd                                              128,900     196,764
*   Bumi Armada Bhd                                                245,400     307,967
    Bursa Malaysia Bhd                                              85,700     218,368
    Cahya Mata Sarawak Bhd                                          41,600      67,203
    Can-One Bhd                                                     18,800      20,848
    CB Industrial Product Holding Bhd                               36,140      33,556
    CIMB Group Holdings Bhd                                        963,168   2,289,474
    Coastal Contracts Bhd                                           99,600     110,780
    Cypark Resources Bhd                                            54,200      36,395
    Daibochi Plastic & Packaging Industry Bhd                        2,100       2,371
    Daya Materials Bhd                                             266,500      33,770
    Dayang Enterprise Holdings Bhd                                  54,900      95,403
    Dialog Group BHD                                               327,725     285,445
    DiGi.Com Bhd                                                   362,800     574,601
    DRB-Hicom Bhd                                                  353,900     284,789
    Dutch Lady Milk Industries BHD                                   4,900      72,206

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
MALAYSIA -- (Continued)
    Eastern & Oriental Bhd                                       365,900 $232,908
    FAR East Holdings BHD                                         14,000   33,254
    Fraser & Neave Holdings Bhd                                    9,100   53,682
    Gamuda Bhd                                                   471,800  728,128
    Genting Plantations Bhd                                       64,700  223,016
    Globetronics Technology BHD                                   44,200   42,290
    Glomac Bhd                                                   119,700   42,856
*   Goldis BHD                                                    10,197    6,428
    Guan Chong Bhd                                                21,800   10,776
    GuocoLand Malaysia Bhd                                        34,800   12,458
    Hai-O Enterprise BHD                                          39,400   34,836
    HAP Seng Consolidated Bhd                                    301,720  234,204
    Hap Seng Plantations Holdings Bhd                             90,600   76,057
    Hartalega Holdings Bhd                                        45,000  103,144
*   HO WAH Genting BHD                                           145,700   10,156
    Hock Seng LEE BHD                                             37,600   23,459
    Hong Leong Bank Bhd                                          113,340  513,141
    Hong Leong Financial Group Bhd                                66,600  319,218
    Hong Leong Industries Bhd                                     54,300   89,174
    Hua Yang Bhd                                                  96,533   66,090
    HwangDBS Malaysia BHD                                         30,600   41,585
    IGB Corp. Bhd                                                332,490  280,410
    IJM Corp. Bhd                                                492,957  906,401
    IJM Land Bhd                                                 162,400  143,901
    IJM Plantations Bhd                                           65,000   66,767
    Inch Kenneth Kajang Rubber                                    77,800   22,440
    Insas Bhd                                                    116,213   23,552
    IOI Corp. Bhd                                                391,205  674,856
    Iris Corp. Bhd                                               268,500   22,965
*   JAKS Resources Bhd                                           278,400   49,005
    Jaya Tiasa Holdings BHD                                       97,005   65,429
    JCY International Bhd                                        338,200   68,054
*   K&N Kenanga Holdings BHD                                      81,000   15,267
    Keck Seng Malaysia Bhd                                        59,800  134,168
    Kian JOO CAN Factory BHD                                     111,400  111,980
    Kim Loong Resources Bhd                                       50,920   39,057
    Kimlun Corp. Bhd                                              45,400   28,932
*   Kinsteel Bhd                                                  47,000    4,085
*   KNM Group Bhd                                                557,487   72,414
*   KSL Holdings BHD                                              82,500   53,978
    Kuala Lumpur Kepong Bhd                                       62,350  456,242
    Kulim Malaysia BHD                                           178,600  192,420
*   Kumpulan Europlus Bhd                                        140,600   55,248
    Kumpulan Fima BHD                                             22,900   14,289
    Kumpulan Perangsang Selangor Bhd                              97,100   71,692
*   Land & General BHD                                           225,400   24,997
*   Landmarks BHD                                                 59,300   22,152
    LBS Bina Group Bhd                                           118,100   66,592
    Lingkaran Trans Kota Holdings Bhd                             69,500  100,224
    Lion Industries Corp. Bhd                                    240,400   67,364
    LPI Capital Bhd                                               10,500   54,894
    Mah Sing Group Bhd                                           306,779  217,595

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
MALAYSIA -- (Continued)
    Malayan Banking Bhd                                            838,796 $2,599,948
    Malayan Flour Mills Bhd                                         50,500     21,758
    Malaysia Airports Holdings Bhd                                 192,716    513,827
    Malaysia Marine and Heavy Engineering Holdings Bhd              99,100    121,868
*   Malaysian Airline System Bhd                                 1,505,170    161,960
    Malaysian Bulk Carriers Bhd                                    177,625     99,596
    Malaysian Pacific Industries Bhd                                20,363     18,189
    Malaysian Resources Corp. Bhd                                  539,000    244,250
    Maxis Bhd                                                      226,500    516,167
    MBM Resources BHD                                               58,230     69,369
    Media Chinese International, Ltd.                               48,500     16,439
    Media Prima Bhd                                                278,000    232,549
    Mega First Corp. BHD                                            46,000     26,672
    MK Land Holdings BHD                                            31,600      3,655
    MKH BHD                                                         35,800     29,035
    MMC Corp. Bhd                                                  325,000    275,941
    MNRB Holdings Bhd                                               27,600     30,620
    Mudajaya Group Bhd                                              93,600     82,426
    Muhibbah Engineering M Bhd                                     199,200    148,974
*   Mulpha International Bhd                                       522,100     70,273
    My EG Services Bhd                                             101,500     74,566
    Naim Holdings Bhd                                               67,300     82,525
    NCB Holdings Bhd                                                 1,300      1,495
    Nestle Malaysia Bhd                                              6,200    133,557
    NTPM Holdings Bhd                                               50,200     10,659
    Oldtown Bhd                                                     29,700     23,342
    OSK Holdings BHD                                               161,209     83,918
    Padini Holdings Bhd                                            121,700     68,243
    Panasonic Manufacturing Malaysia BHD                            13,100     97,156
    Paramount Corp. Bhd                                             55,600     27,649
    Parkson Holdings Bhd                                           163,530    194,878
*   Perdana Petroleum Bhd                                          165,600    106,995
*   Perisai Petroleum Teknologi Bhd                                268,000    119,753
    Pharmaniaga Bhd                                                 15,400     23,213
    PJ Development Holdings Bhd                                    126,900     47,847
    POS Malaysia BHD                                                86,000    155,569
    PPB Group Bhd                                                  130,700    608,608
    Press Metal Bhd                                                 96,100     74,802
    Public Bank Bhd                                                108,700    631,033
    Puncak Niaga Holding Bhd                                        86,200     92,349
    QL Resources Bhd                                                72,200     90,568
    RHB Capital Bhd                                                231,893    580,136
    Rimbunan Sawit Bhd                                             239,000     63,218
    Salcon Bhd                                                     264,800     56,655
*   Sapurakencana Petroleum Bhd                                    741,911    940,698
    Sarawak Oil Palms Bhd                                           24,900     45,753
    Sarawak Plantation Bhd                                           6,400      5,174
    Scientex BHD                                                    21,500     38,354
*   Scomi Energy Services Bhd                                      156,300     37,351
    Selangor Dredging Bhd                                          190,000     54,525
    Selangor Properties Bhd                                          2,100      2,787
    Shangri-La Hotels Malaysia Bhd                                 101,700    222,790

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
MALAYSIA -- (Continued)
    Shell Refining Co. Federation of Malaya Bhd                     44,800 $   101,152
    SHL Consolidated BHD                                            98,500      71,497
    SP Setia Bhd                                                   106,400     103,570
    Star Publications Malaysia Bhd                                  80,200      63,293
    Subur Tiasa Holdings Bhd                                        70,415      42,871
    Sunway Bhd                                                     258,800     228,513
    Supermax Corp. Bhd                                             214,550     179,365
    Suria Capital Holdings Bhd                                      18,100      11,702
    Syarikat Takaful Malaysia Bhd                                   14,400      42,545
*   Symphony Life Bhd                                               59,865      22,772
    Ta Ann Holdings Bhd                                             39,289      46,585
    TA Enterprise Bhd                                              412,400      94,781
    TA Global Bhd                                                  264,180      24,691
    TAN Chong Motor Holdings BHD                                    73,000     145,690
    Tasek Corp. Bhd                                                  2,100      10,406
*   Tebrau Teguh Bhd                                               100,100      42,822
    Telekom Malaysia Bhd                                           161,600     268,314
    Tenaga Nasional Bhd                                            389,400   1,163,651
*   TH Heavy Engineering Bhd                                       200,600      54,999
    TH Plantations Bhd                                              61,320      34,006
*   Time dotCom Bhd                                                101,900     130,721
    Tiong NAM Logistics Holdings                                    11,000      16,908
    Top Glove Corp. Bhd                                            128,300     232,078
    Tropicana Corp. Bhd                                            165,100      75,870
    TSH Resources Bhd                                               92,600      73,990
    Uchi Technologies Bhd                                           51,700      23,745
    UEM Sunrise Bhd                                                534,264     395,867
    UMW Holdings Bhd                                               134,300     544,622
    Unico-Desa Plantations Bhd                                     214,540      78,807
    Unisem M Bhd                                                   223,630      62,698
    United Malacca Bhd                                              20,100      45,932
    United Plantations BHD                                          21,300     180,373
    UOA Development Bhd                                            187,500     132,495
    VS Industry Bhd                                                 56,245      24,066
    Wah Seong Corp. Bhd                                            142,629      76,830
    WCT Holdings Bhd                                               289,780     224,941
    Wing Tai Malaysia BHD                                           13,400      11,117
    WTK Holdings BHD                                               175,000      72,051
    Yinson Holdings BHD                                             21,000      32,206
    YNH Property Bhd                                                36,499      20,819
    YTL Corp. Bhd                                                1,492,964     780,551
    YTL E-Solutions BHD                                             48,400       9,964
*   YTL Land & Development BHD                                      61,900      19,105
    YTL Power International Bhd                                    561,573     338,135
    Zhulian Corp. Bhd                                               41,700      59,192
                                                                           -----------
TOTAL MALAYSIA                                                              31,857,775
                                                                           -----------
MEXICO -- (5.3%)
    Alfa S.A.B. de C.V. Class A                                    802,622   2,197,372
    Alsea S.A.B. de C.V.                                           133,712     416,082
#   America Movil S.A.B. de C.V. Series L                        1,841,832   1,972,093
    America Movil S.A.B. de C.V. Series L ADR                      133,377   2,855,602

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
MEXICO -- (Continued)
    Arca Continental S.A.B. de C.V.                               62,817 $  371,685
#*  Axtel S.A.B. de C.V.                                         418,560    131,850
#   Banregio Grupo Financiero S.A.B. de C.V.                      32,600    180,425
*   Bio Pappel S.A.B. de C.V.                                     25,132     62,198
#   Bolsa Mexicana de Valores S.A.B. de C.V.                     126,870    301,246
#*  Cemex S.A.B. de C.V.                                         681,298    723,738
*   Cemex S.A.B. de C.V. Sponsored ADR                           326,379  3,453,090
    Cia Minera Autlan S.A.B. de C.V. Series B                     17,200     11,720
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                   4,965    603,446
#   Compartamos S.A.B. de C.V.                                   129,600    251,606
*   Consorcio ARA S.A.B. de C.V. Series *                        381,848    148,967
    Controladora Comercial Mexicana S.A.B. de C.V.               181,458    740,171
*   Corp. GEO S.A.B. de C.V. Series B                            185,607      6,960
    Corp. Moctezuma S.A.B. de C.V. Series *                       87,200    273,953
#*  Desarrolladora Homex S.A.B. de C.V.                           45,100     11,182
#*  Desarrolladora Homex S.A.B. de C.V. ADR                        3,666      4,839
    El Puerto de Liverpool S.A.B. de C.V.                         34,393    370,389
#*  Empresas ICA S.A.B. de C.V.                                   37,500     71,222
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR                     43,420    330,426
*   Financiera Independencia S.A.B. de C.V.                       21,447      7,611
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       38,039  3,549,039
#*  Gruma S.A.B. de C.V. Class B                                 117,718    809,403
*   Grupo Aeromexico S.A.B. de C.V.                                  600        828
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.           63,375    216,103
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR           10,080    524,059
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B       30,400    158,300
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR             6,569    781,777
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B        23,000    273,678
#   Grupo Bimbo S.A.B. de C.V. Series A                          355,699  1,196,818
    Grupo Carso S.A.B. de C.V. Series A1                         142,253    775,088
#   Grupo Comercial Chedraui S.A. de C.V.                        111,096    346,216
    Grupo Elektra S.A.B. de C.V.                                   1,590     53,614
*   Grupo Famsa S.A.B. de C.V. Class A                           101,246    192,059
    Grupo Financiero Banorte S.A.B. de C.V.                      532,846  3,410,933
    Grupo Financiero Inbursa S.A.B. de C.V.                      402,677  1,037,613
    Grupo Herdez S.A.B. de C.V. Series *                          45,119    159,074
    Grupo KUO S.A.B. de C.V. Series B                             28,600     55,020
    Grupo Mexico S.A.B. de C.V. Series B                         889,168  2,817,996
*   Grupo Pochteca S.A.B. de C.V.                                 23,090     31,041
*   Grupo Simec S.A.B. de C.V. Series B                           36,526    136,197
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                       1,721     19,138
*   Grupo Sports World S.A.B. de C.V.                             16,500     23,902
    Grupo Televisa S.A.B. Series CPO                             208,410  1,268,135
    Grupo Televisa S.A.B. Sponsored ADR                           89,689  2,730,133
#*  Impulsora del Desarrollo y El Empleo en America Latina
    S.A.B. de C.V.                                               163,400    331,878
    Industrias Bachoco S.A.B. de C.V. ADR                          1,161     47,589
    Industrias Bachoco S.A.B. de C.V. Series B                     8,451     29,005
#*  Industrias CH S.A.B. de C.V. Series B                         72,797    357,199
    Industrias Penoles S.A.B. de C.V.                             20,265    588,399
*   Inmuebles Carso S.A.B. de C.V.                                84,300     83,995
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A              302,275    919,063
    Megacable Holdings S.A.B. de C.V.                             40,989    135,245

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
MEXICO -- (Continued)
#   Mexichem S.A.B. de C.V.                                        298,340 $ 1,243,002
#*  Minera Frisco S.A.B. de C.V.                                    88,740     227,848
#*  OHL Mexico S.A.B. de C.V.                                      213,903     548,887
*   Organizacion Soriana S.A.B. de C.V. Class B                    245,520     794,486
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V.         57,756     586,491
    TV Azteca S.A.B. de C.V.                                       324,269     161,796
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                        102,404      12,322
    Wal-Mart de Mexico S.A.B. de C.V. Series V                     462,160   1,201,515
                                                                           -----------
TOTAL MEXICO                                                                43,332,757
                                                                           -----------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                                       1,200      14,184
    Cia de Minas Buenaventura SA ADR                                15,794     229,013
    Credicorp, Ltd.                                                  9,300   1,270,380
                                                                           -----------
TOTAL PERU                                                                   1,513,577
                                                                           -----------
PHILIPPINES -- (1.4%)
    Aboitiz Equity Ventures, Inc.                                  333,930     393,330
    Aboitiz Power Corp.                                            310,100     244,123
    Alliance Global Group, Inc.                                  1,180,600     720,370
    Atlas Consolidated Mining & Development                        168,700      48,241
    Ayala Corp.                                                     36,411     508,372
    Ayala Land, Inc.                                               635,060     432,330
    Bank of the Philippine Islands                                 141,002     326,278
    BDO Unibank, Inc.                                              257,706     483,475
*   Belle Corp.                                                  1,243,000     149,671
    Cebu Air, Inc.                                                  70,340      85,842
    China Banking Corp.                                             93,797     134,560
    DMCI Holdings, Inc.                                            244,190     292,512
    EEI Corp.                                                      134,000      33,457
*   Empire East Land Holdings, Inc.                              1,223,000      26,865
    Energy Development Corp.                                     2,267,200     304,266
    Filinvest Land, Inc.                                         4,373,000     162,617
    First Gen Corp.                                                377,400     140,429
    First Philippine Holdings Corp.                                110,930     178,376
*   Global-Estate Resorts, Inc.                                  1,019,000      32,001
    Globe Telecom, Inc.                                              9,630     387,953
    International Container Terminal Services, Inc.                211,310     508,739
    JG Summit Holdings, Inc.                                       183,400     185,344
    Jollibee Foods Corp.                                            78,260     321,436
    Lafarge Republic, Inc.                                         205,362      44,225
*   Lepanto Consolidated Mining                                  1,552,000      15,402
    Lopez Holdings Corp.                                           796,900      89,046
    Macroasia Corp.                                                 79,000       3,715
    Manila Electric Co.                                             27,820     195,660
    Manila Water Co., Inc.                                         228,700     132,256
*   Megawide Construction Corp.                                     49,660      12,904
    Megaworld Corp.                                              5,589,000     495,865
    Metropolitan Bank & Trust                                      105,930     218,411
    Pepsi-Cola Products Philippines, Inc.                          622,300      69,860
*   Philex Petroleum Corp.                                          10,900       2,204
    Philippine Long Distance Telephone Co. Sponsored ADR             4,851     320,894

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
PHILIPPINES -- (Continued)
*   Philippine National Bank                                        83,200 $   185,855
    Philippine Stock Exchange, Inc.                                  4,420      37,231
    Phoenix Petroleum Philippines, Inc.                            136,240      17,263
    RFM Corp.                                                      243,000      30,921
    Rizal Commercial Banking Corp.                                  88,454      96,213
    Robinsons Land Corp.                                           554,100     290,665
    San Miguel Corp.                                               101,420     178,411
    Security Bank Corp.                                             70,680     227,526
    Semirara Mining Corp.                                           26,950     172,061
    SM Investments Corp.                                            43,250     856,787
    SM Prime Holdings, Inc.                                      1,171,512     518,951
    Top Frontier Investment Holdings, Inc.                          10,142       9,037
    Trans-Asia Oil & Energy Development                            388,000      21,099
    Union Bank Of Philippines                                       59,480     172,289
    Universal Robina Corp.                                         154,980     457,444
    Vista Land & Lifescapes, Inc.                                1,219,400     155,677
                                                                           -----------
TOTAL PHILIPPINES                                                           11,128,459
                                                                           -----------
POLAND -- (1.9%)
*   Agora SA                                                        10,877      40,698
*   Alchemia SA                                                     11,709      20,009
*   AmRest Holdings SE                                               2,322      82,455
    Apator SA                                                          993      12,684
    Asseco Poland SA                                                24,549     401,016
    Bank Handlowy w Warszawie SA                                     9,235     354,942
*   Bank Millennium SA                                             136,879     340,202
    Bank Pekao SA                                                   21,937   1,373,520
*   Boryszew SA                                                    566,124      95,371
#   BRE Bank SA                                                      3,570     589,600
    Budimex SA                                                       1,004      42,244
    CCC SA                                                           2,378     100,309
*   CD Projekt Red SA                                               22,187     111,600
*   Ciech SA                                                        13,051     126,461
*   Cinema City International NV                                       439       4,705
*   Cyfrowy Polsat SA                                               16,170     117,636
*   Echo Investment SA                                              43,544      98,310
    Elektrobudowa SA                                                    39       2,014
    Emperia Holding SA                                               3,083      68,407
    Enea SA                                                         27,747     130,568
    Eurocash SA                                                     18,923     290,682
    Fabryki Mebli Forte SA                                           1,878      20,317
*   Famur SA                                                        20,638      35,825
    Firma Oponiarska Debica SA                                       1,289      39,942
    Getin Holding SA                                               110,019     155,611
*   Getin Noble Bank SA                                            200,708     177,085
    Grupa Azoty SA                                                   7,804     206,306
    Grupa Kety SA                                                    1,634     100,794
*   Grupa Lotos SA                                                  27,997     341,520
*   Hawe SA                                                         30,550      39,127
*   Impexmetal SA                                                   60,302      68,365
*   ING Bank Slaski SA                                               8,829     323,708
*   Inter Cars SA                                                      702      44,857

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
POLAND -- (Continued)
    Jastrzebska Spolka Weglowa SA                                    8,242 $   177,945
*   Kernel Holding SA                                               13,805     185,702
    KGHM Polska Miedz SA                                            35,884   1,448,709
    Kopex SA                                                         6,846      24,483
    LPP SA                                                              70     204,932
    Lubelski Wegiel Bogdanka SA                                      9,365     346,074
*   MCI Management SA                                               10,581      34,042
*   Netia SA                                                        69,971     115,808
    Neuca SA                                                           408      38,259
    Orbis SA                                                         4,959      68,004
    Pelion SA                                                        2,616      94,977
*   Petrolinvest SA                                                 63,657       3,102
    PGE SA                                                         237,910   1,389,733
*   Polimex-Mostostal SA                                            92,257       5,976
*   Polnord SA                                                       5,426      15,564
    Polski Koncern Naftowy Orlen SA                                 93,757   1,322,678
    Polskie Gornictwo Naftowe i Gazownictwo SA                     229,241     421,627
    Powszechna Kasa Oszczednosci Bank Polski SA                    126,717   1,678,613
    Powszechny Zaklad Ubezpieczen SA                                 5,189     789,311
*   PZ Cormay SA                                                     4,936      12,091
*   Rafako SA                                                        6,073      12,779
*   Rovese SA                                                       47,343      33,937
    Stalprodukt SA                                                     290      20,397
    Synthos SA                                                     130,078     220,300
    Tauron Polska Energia SA                                       227,754     371,529
    Telekomunikacja Polska SA                                      139,458     451,654
    TVN SA                                                          33,110     166,795
    Warsaw Stock Exchange                                            3,774      54,654
    Zaklady Chemiczne Police SA                                      3,091      27,262
                                                                           -----------
TOTAL POLAND                                                                15,693,827
                                                                           -----------
RUSSIA -- (4.3%)
*   Etalon Group, Ltd. GDR                                          52,967     275,916
    Eurasia Drilling Co., Ltd. GDR                                  21,983     930,336
    Federal Hydrogenerating Co. JSC ADR                            273,627     461,799
    Gazprom OAO Sponsored ADR                                    1,236,542  11,558,454
    Globaltrans Investment P.L.C. GDR                               13,107     199,499
*   Integra Group Holdings GDR                                         664       9,959
    Lukoil OAO Sponsored ADR                                        96,083   6,292,846
    Magnitogorsk Iron & Steel Works GDR                             32,131     103,833
    Mail.ru Group, Ltd. GDR                                          9,295     342,719
#*  Mechel Sponsored ADR                                            61,176     193,316
    MMC Norilsk Nickel OJSC ADR                                     63,809     963,878
    Novolipetsk Steel OJSC GDR                                      21,152     360,404
    Novorossiysk Commercial Sea Port PJSC GDR                       11,548      95,288
    O'Key Group SA GDR                                               6,334      74,912
    Phosagro OAO GDR                                                 2,303      23,820
*   PIK Group GDR                                                   61,288     123,415
    Rosneft OAO GDR                                                218,895   1,727,028
    Rostelecom OJSC Sponsored ADR                                   15,395     334,570
    Sberbank of Russia Sponsored ADR                               345,217   4,402,337
    Severstal OAO GDR                                               61,334     534,266

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
RUSSIA -- (Continued)
    Tatneft OAO Sponsored ADR                                     53,256 $ 2,187,646
    TMK OAO GDR                                                    5,575      71,984
    Uralkali OJSC GDR                                             52,219   1,393,415
    VimpelCom, Ltd. Sponsored ADR                                 77,600   1,116,664
    VTB Bank OJSC GDR                                            439,417   1,217,490
*   X5 Retail Group NV GDR                                        21,804     354,438
                                                                         -----------
TOTAL RUSSIA                                                              35,350,232
                                                                         -----------
SOUTH AFRICA -- (6.6%)
    Adcorp Holdings, Ltd.                                         32,653     112,666
    Advtech, Ltd.                                                120,102      79,101
    Aeci, Ltd.                                                    53,738     654,949
    Afgri, Ltd.                                                   66,963      44,072
#   African Bank Investments, Ltd.                               176,626     298,390
    African Oxygen, Ltd.                                          36,963      79,542
    African Rainbow Minerals, Ltd.                                35,959     688,464
    Allied Electronics Corp., Ltd.                                 1,837       4,470
*   Anglo American Platinum, Ltd.                                 17,611     711,928
    AngloGold Ashanti, Ltd. Sponsored ADR                         69,070   1,042,957
*   ArcelorMittal South Africa, Ltd.                              34,806     137,131
    Argent Industrial, Ltd.                                        1,517         824
    Assore, Ltd.                                                   6,194     252,970
    Astral Foods, Ltd.                                            11,754     118,162
*   Aveng, Ltd.                                                  174,263     511,707
    AVI, Ltd.                                                     96,963     569,590
#   Barclays Africa Group, Ltd.                                   53,567     827,353
    Barloworld, Ltd.                                              83,871     751,331
    Bidvest Group, Ltd.                                           72,075   1,920,405
    Blue Label Telecoms, Ltd.                                    103,795      97,504
*   Brait SE                                                       1,419       6,918
    Business Connexion Group, Ltd.                                65,032      36,382
#   Capitec Bank Holdings, Ltd.                                   13,773     293,412
    Cashbuild, Ltd.                                                7,956     123,893
    Caxton and CTP Publishers and Printers, Ltd.                  26,485      49,873
    City Lodge Hotels, Ltd.                                        8,824     116,142
    Clicks Group, Ltd.                                            72,181     450,189
    Clover Industries, Ltd.                                       29,746      48,702
*   Consolidated Infrastructure Group, Ltd.                          920       2,053
    Coronation Fund Managers, Ltd.                                57,809     471,481
    DataTec, Ltd.                                                 64,520     368,406
    Discovery, Ltd.                                               61,065     516,036
*   Distribution and Warehousing Network, Ltd.                    43,764      41,599
    DRDGOLD, Ltd.                                                125,402      61,940
    DRDGOLD, Ltd. Sponsored ADR                                    1,600       7,888
    EOH Holdings, Ltd.                                            33,976     275,092
    Eqstra Holdings, Ltd.                                         87,411      72,199
*   Evraz Highveld Steel and Vanadium, Ltd.                        5,882       9,586
#   Exxaro Resources, Ltd.                                        34,746     532,115
    Famous Brands, Ltd.                                           12,628     125,691
#   FirstRand, Ltd.                                              600,025   2,154,082
    Foschini Group, Ltd. (The)                                    56,096     646,231
*   Gijima Group, Ltd.                                            15,250       1,385

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH AFRICA -- (Continued)
    Gold Fields, Ltd.                                              8,786 $   40,674
#   Gold Fields, Ltd. Sponsored ADR                              175,611    807,811
    Grindrod, Ltd.                                               152,522    366,852
    Group Five, Ltd.                                              52,902    237,793
    Growthpoint Properties, Ltd.                                  51,916    132,016
    Harmony Gold Mining Co., Ltd.                                 50,878    175,559
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                   55,343    188,166
    Holdsport, Ltd.                                                6,165     30,188
    Hudaco Industries, Ltd.                                       12,404    127,709
*   Hulamin, Ltd.                                                 41,925     23,656
    Iliad Africa, Ltd.                                            37,928     19,157
    Illovo Sugar, Ltd.                                            84,521    265,219
    Impala Platinum Holdings, Ltd.                               130,985  1,591,032
    Imperial Holdings, Ltd.                                       66,010  1,402,989
    Investec, Ltd.                                                68,627    486,401
    JD Group, Ltd.                                                47,159    144,770
    JSE, Ltd.                                                     31,916    280,144
    Kagiso Media, Ltd.                                             6,777     18,646
    Kumba Iron Ore, Ltd.                                           7,934    331,802
    Lewis Group, Ltd.                                             39,598    276,575
    Liberty Holdings, Ltd.                                        37,887    468,412
    Massmart Holdings, Ltd.                                       19,522    312,989
*   Merafe Resources, Ltd.                                       213,666     17,283
    Metair Investments, Ltd.                                      47,032    182,631
    MMI Holdings, Ltd.                                           328,766    805,997
    Mondi, Ltd.                                                   30,548    546,023
    Mpact, Ltd.                                                   45,066    122,589
    Mr Price Group, Ltd.                                          46,772    736,135
*   Murray & Roberts Holdings, Ltd.                              161,265    490,975
*   Mvelaserve, Ltd.                                              18,443     16,929
    Nampak, Ltd.                                                 203,025    671,188
    Naspers, Ltd. Class N                                         45,744  4,281,811
    Nedbank Group, Ltd.                                           58,201  1,265,396
*   Northam Platinum, Ltd.                                        81,418    334,448
    Oceana Group, Ltd.                                            11,240     94,028
    Omnia Holdings, Ltd.                                          21,127    435,992
*   Palabora Mining Co., Ltd.                                      4,584     52,851
    Peregrine Holdings, Ltd.                                      26,279     36,013
    Petmin, Ltd.                                                  40,487      8,926
#   Pick n Pay Stores, Ltd.                                       52,919    250,098
    Pinnacle Technology Holdings, Ltd.                            49,617    121,204
    Pioneer Foods, Ltd.                                           22,991    194,774
    PPC, Ltd.                                                    126,190    398,641
    Premium Properties, Ltd.                                      22,528     42,720
    PSG Group, Ltd.                                               45,699    375,774
    Raubex Group, Ltd.                                            25,981     61,386
*   RCL Foods, Ltd.                                                6,502     11,034
    Reunert, Ltd.                                                 61,902    433,799
*   Royal Bafokeng Platinum, Ltd.                                  6,162     37,713
    Sanlam, Ltd.                                                 489,472  2,626,297
    Santam, Ltd.                                                   8,301    157,563
#*  Sappi, Ltd.                                                   45,861    135,161

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH AFRICA -- (Continued)
*   Sappi, Ltd. Sponsored ADR                                    140,883 $   397,290
#   Sasol, Ltd.                                                   12,915     659,928
    Sasol, Ltd. Sponsored ADR                                     91,297   4,657,973
*   Sentula Mining, Ltd.                                         109,719       3,841
    Shoprite Holdings, Ltd.                                       62,889   1,151,661
    Sibanye Gold, Ltd.                                             8,786      12,399
    Sibanye Gold, Ltd. Sponsored ADR                              43,902     246,729
    Spar Group, Ltd. (The)                                        33,484     428,480
    Spur Corp., Ltd.                                              21,808      69,519
    Standard Bank Group, Ltd.                                    194,365   2,472,731
*   Steinhoff International Holdings, Ltd.                       349,769   1,350,219
*   Super Group, Ltd.                                            132,139     324,106
*   Telkom SA SOC, Ltd.                                           67,860     177,060
    Tiger Brands, Ltd.                                            32,915     965,626
*   Times Media Group, Ltd.                                        8,973      19,297
    Tongaat Hulett, Ltd.                                          33,974     427,977
    Trencor, Ltd.                                                 44,589     317,216
    Truworths International, Ltd.                                101,239     967,509
#   Vodacom Group, Ltd.                                           34,118     391,349
    Wilson Bayly Holmes-Ovcon, Ltd.                               21,115     369,705
    Woolworths Holdings, Ltd.                                     87,880     660,973
    Zeder Investments, Ltd.                                      148,664      64,116
                                                                         -----------
TOTAL SOUTH AFRICA                                                        54,124,454
                                                                         -----------
SOUTH KOREA -- (14.5%)
#*  3S Korea Co., Ltd.                                            14,725      78,712
*   Actoz Soft Co., Ltd.                                           1,239      39,400
*   Advanced Nano Products Co., Ltd.                                 279       5,073
#*  Advanced Process Systems Corp.                                 3,786      38,627
    Aekyung Petrochemical Co., Ltd.                                  278      15,596
#   Agabang&Company                                                8,058      42,273
#   Ahnlab, Inc.                                                     934      47,986
    AK Holdings, Inc.                                                494      18,693
#*  Aminologics Co., Ltd.                                         21,772      33,407
#   Amorepacific Corp.                                               504     413,592
    AMOREPACIFIC Group                                               750     264,663
    Anapass, Inc.                                                  4,285      51,319
    Asia Cement Co., Ltd.                                            721      65,932
    Asia Paper Manufacturing Co., Ltd.                             1,940      39,202
*   Asiana Airlines, Inc.                                         33,400     158,345
    AtlasBX Co., Ltd.                                              2,725      96,028
*   AUK Corp.                                                      5,660      13,090
    Autech Corp.                                                   6,077      37,837
*   Avaco Co., Ltd.                                                7,631      28,095
    Baiksan Co., Ltd.                                              4,640      25,758
*   Basic House Co., Ltd. (The)                                    4,590      78,618
#*  BH Co., Ltd.                                                   4,076      48,611
#   BHI Co., Ltd.                                                  1,809      30,809
    Binggrae Co., Ltd.                                               955      80,468
    Bioland, Ltd.                                                  2,817      31,958
#*  Boryung Medience Co., Ltd.                                     3,648      25,833
    BS Financial Group, Inc.                                      57,150     917,531

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Busan City Gas Co., Ltd.                                      2,330 $   63,660
    Byucksan Corp.                                                2,510      6,125
#*  CammSys Corp.                                                24,019     61,723
#   Capro Corp.                                                  10,760     78,708
    Cheil Industries, Inc.                                       12,495  1,059,453
#*  Cheil Worldwide, Inc.                                        15,060    371,059
    Chemtronics Co., Ltd.                                         1,838     42,021
#*  Chin Hung International, Inc.                                18,522     28,529
*   China Great Star International, Ltd.                         13,195     23,029
*   China Ocean Resources Co., Ltd.                              21,710     88,434
    Chosun Refractories Co., Ltd.                                    53      3,930
    CJ CGV Co., Ltd.                                              2,390    112,401
    CJ CheilJedang Corp.                                          2,196    532,951
*   CJ E&M Corp.                                                  6,693    231,411
*   CJ Korea Express Co., Ltd.                                    1,736    150,905
    CJ O Shopping Co., Ltd.                                         608    202,900
#*  CNK International Co., Ltd.                                   6,947     34,345
*   Com2uSCorp                                                    1,845     39,076
    Cosmax, Inc.                                                  1,960     96,233
#*  Cosmochemical Co., Ltd.                                       2,170     19,730
    Coway Co., Ltd.                                               8,003    458,060
    Credu Corp.                                                     719     32,789
#   Crown Confectionery Co., Ltd.                                   339     77,375
#*  CrucialTec Co., Ltd.                                          5,184     64,706
#*  D.I Corp.                                                     7,090     66,985
    Dae Dong Industrial Co., Ltd.                                 1,430      8,220
    Dae Han Flour Mills Co., Ltd.                                   285     38,390
    Dae Won Kang Up Co., Ltd.                                     6,670     47,189
*   Dae Young Packaging Co., Ltd.                                57,950     46,553
    Daechang Co., Ltd.                                           19,890     19,831
    Daeduck Electronics Co.                                       9,060     79,782
    Daeduck GDS Co., Ltd.                                         6,910    126,955
    Daegu Department Store                                        1,950     30,154
    Daehan Steel Co., Ltd.                                        5,070     31,466
*   Daekyung Machinery & Engineering Co., Ltd.                   11,720     19,475
    Daelim Industrial Co., Ltd.                                   9,215    855,366
    Daesang Corp.                                                 4,680    152,832
    Daesang Holdings Co., Ltd.                                    2,390     16,855
    Daewon San Up Co., Ltd.                                       2,908     23,412
#*  Daewoo Engineering & Construction Co., Ltd.                  32,550    263,738
    Daewoo Securities Co., Ltd.                                  56,981    531,814
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           25,161    792,306
    Daishin Securities Co., Ltd.                                 13,460    112,316
*   Danal Co., Ltd.                                               2,267     21,001
    Daou Data Corp.                                               7,019     29,029
    Daou Technology, Inc.                                         8,200    112,375
*   Dasan Networks, Inc.                                          3,142     18,800
    Daum Communications Corp.                                     2,032    169,551
#   Dayou Automotive Seat Technology Co., Ltd.                   27,800     29,574
    DGB Financial Group, Inc.                                    52,330    839,617
*   Digitech Systems Co., Ltd.                                    3,126     18,080
*   DIO Corp.                                                     4,669     36,216

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
*   Dong Yang Gang Chul Co., Ltd.                                 5,950 $   11,859
    Dong-Ah Geological Engineering Co., Ltd.                      1,200      9,892
    Dong-Il Corp.                                                    87      4,211
    Dongaone Co., Ltd.                                            8,260     25,685
    Dongbang Transport Logistics Co., Ltd.                        6,840     16,555
*   Dongbu HiTek Co., Ltd.                                        7,420     42,255
    Dongbu Insurance Co., Ltd.                                   10,943    489,677
    Dongbu Securities Co., Ltd.                                  13,140     43,677
#*  Dongbu Steel Co., Ltd.                                        6,874     16,238
    Dongjin Semichem Co., Ltd.                                    7,060     28,569
*   Dongkook Industrial Co., Ltd.                                12,380     33,906
#   Dongkuk Steel Mill Co., Ltd.                                 12,370    172,882
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.                   5,059     19,661
    Dongsung Holdings Co., Ltd.                                   3,940     19,343
    Dongwon F&B Co., Ltd.                                           759     77,589
    Dongwon Industries Co., Ltd.                                    318     85,113
    Dongyang Mechatronics Corp.                                   7,130     81,199
#*  Doosan Engine Co., Ltd.                                       8,950     79,569
*   Doosan Engineering & Construction Co., Ltd.                  15,996     34,960
    Doosan Heavy Industries & Construction Co., Ltd.             15,725    641,791
#*  Doosan Infracore Co., Ltd.                                   38,780    555,067
#   Dragonfly GF Co., Ltd.                                        2,130     18,029
#*  Duksan Hi-Metal Co., Ltd.                                     2,788     55,029
    DuzonBIzon Co., Ltd.                                          4,340     40,715
#   e-LITECOM Co., Ltd.                                           2,965     53,247
    E-Mart Co., Ltd.                                              6,928  1,657,844
    E1 Corp.                                                        559     40,088
*   Eagon Industries Co., Ltd.                                    3,370     40,954
    Easy Bio, Inc.                                               12,774     55,871
*   Ecopro Co., Ltd.                                              3,593     31,039
#   EG Corp.                                                      1,936     37,962
#*  ELK Corp.                                                     1,625      9,755
    EMKOREA Co., Ltd.                                             6,506     59,183
    ENF Technology Co., Ltd.                                      2,690     24,895
    Eo Technics Co., Ltd.                                           871     35,440
    Eugene Corp.                                                  9,086     24,765
*   Eugene Investment & Securities Co., Ltd.                      8,900     18,377
    Eugene Technology Co., Ltd.                                   2,170     33,284
    Fila Korea, Ltd.                                              3,295    223,120
#*  Finetex EnE, Inc.                                             7,780     19,826
#*  Flexcom, Inc.                                                 1,401     17,830
*   Foosung Co., Ltd.                                             8,920     33,692
    Fursys, Inc.                                                  1,797     52,939
*   GameHi Co., Ltd.                                              5,925     40,426
#*  Gamevil, Inc.                                                   784     37,475
    Gaon Cable Co., Ltd.                                            930     17,140
#*  GemVax & Kael Co., Ltd.                                       5,464     99,083
#*  Genic Co., Ltd.                                               1,734     40,723
    GIIR, Inc.                                                    2,100     15,823
    Global & Yuasa Battery Co., Ltd.                              1,530     71,787
*   GNCO Co., Ltd.                                               10,287     15,498
#   Golfzon Co., Ltd.                                             2,430     47,211

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
#   GS Engineering & Construction Corp.                          14,766 $  498,538
    GS Global Corp.                                               7,260     66,179
    GS Holdings                                                  17,242    949,468
    GS Home Shopping, Inc.                                          334     76,982
    Gwangju Shinsegae Co., Ltd.                                     188     46,504
    Haesung Industrial Co., Ltd.                                    574     21,342
    Halla Corp.                                                   4,540     22,788
    Halla Visteon Climate Control Corp.                           5,430    203,042
    Han Kuk Carbon Co., Ltd.                                      9,150     76,809
    Hana Financial Group, Inc.                                   76,265  2,932,550
    Handsome Co., Ltd.                                            4,990    142,868
    Hanil Cement Co., Ltd.                                        1,489    117,096
    Hanil E-Wha Co., Ltd.                                         8,450    174,624
#*  Hanjin Heavy Industries & Construction Co., Ltd.             18,065    209,410
    Hanjin Heavy Industries & Construction Holdings Co., Ltd.     3,084     26,593
*   Hanjin Kal Corp.                                              4,420     58,551
#*  Hanjin Shipping Co., Ltd.                                    36,280    264,333
*   Hanjin Shipping Holdings Co., Ltd.                            3,216     16,147
    Hanjin Transportation Co., Ltd.                               2,540     43,908
    Hankook Shell Oil Co., Ltd.                                     168     83,265
    Hankook Tire Co., Ltd.                                        8,969    526,161
    Hankook Tire Worldwide Co., Ltd.                              2,050     50,523
*   Hankuk Glass Industries, Inc.                                 1,820     28,046
    Hankuk Paper Manufacturing Co., Ltd.                            770     17,196
#   Hanmi Semiconductor Co., Ltd.                                 7,550     89,301
    Hansae Yes24 Holdings Co., Ltd.                               6,460     29,237
    Hansol Chemical Co., Ltd.                                     2,570     66,127
    Hansol CSN                                                   18,940     56,771
*   Hansol HomeDeco Co., Ltd.                                    40,610     66,528
    Hansol Paper Co.                                             11,550    133,804
#*  Hansol Technics Co., Ltd.                                     3,821     68,289
    Hanssem Co., Ltd.                                             2,170     87,921
    Hanwha Chemical Corp.                                        30,286    664,733
    Hanwha Corp.                                                 15,494    586,457
*   Hanwha General Insurance Co., Ltd.                            5,190     20,530
*   Hanwha Investment & Securities Co., Ltd.                     21,144     71,516
    Hanwha Life Insurance Co., Ltd.                              53,500    357,737
    Hanyang Securities Co., Ltd.                                  1,030      6,039
#   Heung-A Shipping Co., Ltd.                                   25,938     38,864
    HMC Investment Securities Co., Ltd.                           7,873     79,072
    Hotel Shilla Co., Ltd.                                        6,980    450,897
    Huchems Fine Chemical Corp.                                   4,764    107,335
    Humax Co., Ltd.                                               5,231     61,884
    Husteel Co., Ltd.                                             1,240     22,658
    Hwa Shin Co., Ltd.                                            4,870     58,726
    Hwacheon Machine Tool Co., Ltd.                                 240     11,667
    Hy-Lok Corp.                                                  2,027     50,993
    Hyosung Corp.                                                 8,777    591,707
*   Hyundai BNG Steel Co., Ltd.                                   2,940     38,435
    Hyundai Corp.                                                 3,870    120,991
    Hyundai Department Store Co., Ltd.                            4,248    676,422
#   Hyundai Development Co.                                      20,312    451,501

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
*   Hyundai Elevator Co., Ltd.                                    1,640 $   92,947
    Hyundai Engineering & Construction Co., Ltd.                 14,249    817,467
#   Hyundai Engineering Plastics Co., Ltd.                        3,250     20,825
    Hyundai Glovis Co., Ltd.                                      1,385    307,071
    Hyundai Greenfood Co., Ltd.                                  14,190    226,020
    Hyundai Heavy Industries Co., Ltd.                            6,990  1,669,192
    Hyundai Hy Communications & Networks Co., Ltd.               12,240     54,888
    Hyundai Hysco Co., Ltd.                                       8,450    334,514
    Hyundai Marine & Fire Insurance Co., Ltd.                    17,580    502,308
#*  Hyundai Merchant Marine Co., Ltd.                            13,096    169,452
    Hyundai Mobis                                                10,987  3,099,213
    Hyundai Securities Co., Ltd.                                 43,302    274,988
    Hyundai Steel Co.                                            15,387  1,266,936
    Hyundai Wia Corp.                                             2,605    448,490
    Hyunjin Materials Co., Ltd.                                   3,137     20,715
*   ICD Co., Ltd.                                                 2,226     23,796
    Iljin Display Co., Ltd.                                       3,030     42,724
    Iljin Electric Co., Ltd.                                      5,910     34,174
#*  Iljin Materials Co., Ltd.                                     5,710     65,623
    Ilshin Spinning Co., Ltd.                                       409     42,624
    IM Co., Ltd.                                                  5,419     23,469
#   iMarketKorea, Inc.                                            4,690    111,576
    Industrial Bank of Korea                                     44,560    514,742
#*  Infinitt Healthcare Co., Ltd.                                 5,114     40,338
#*  Infopia Co., Ltd.                                             2,026     28,429
*   Infraware, Inc.                                               5,651     65,009
#*  InkTec Co., Ltd.                                              2,097     60,762
    InnoWireless, Inc.                                            1,034     11,051
*   Innox Corp.                                                   2,074     49,836
#*  Interflex Co., Ltd.                                           2,561     76,384
#   Interpark Corp.                                              10,479     99,705
    INTOPS Co., Ltd.                                              1,868     39,769
    Inzi Controls Co., Ltd.                                       2,210     11,004
    INZI Display Co., Ltd.                                        5,255      9,478
*   IS Dongseo Co., Ltd.                                          2,725     42,229
#   ISU Chemical Co., Ltd.                                        5,540     86,180
    IsuPetasys Co., Ltd.                                          6,490     43,054
    Jahwa Electronics Co., Ltd.                                   3,470     68,830
*   JB Financial Group Co., Ltd.                                 21,573    147,444
    JCEntertainment Corp.                                         1,638     27,991
    Jinsung T.E.C.                                                1,807     10,206
#*  Joymax Co., Ltd.                                              1,748     65,654
*   Jusung Engineering Co., Ltd.                                  8,036     42,906
*   JVM Co., Ltd.                                                 1,013     46,168
*   JYP Entertainment Corp.                                       7,076     31,563
    KB Financial Group, Inc.                                     22,120    871,162
    KB Financial Group, Inc. ADR                                 48,292  1,874,213
    KC Cottrell Co., Ltd.                                         2,610     27,633
    KC Green Holdings Co., Ltd.                                   5,270     51,881
    KC Tech Co., Ltd.                                            13,940     63,872
    KCC Corp.                                                     1,375    551,406
#   KCP Co., Ltd.                                                 4,202     47,463

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
#*  KEC Corp.                                                     5,232 $  4,915
    KEPCO Engineering & Construction Co., Inc.                    2,109  111,931
    KEPCO Plant Service & Engineering Co., Ltd.                   1,694   85,866
    KG Chemical Corp.                                             2,680   44,224
#   Kginicis Co., Ltd.                                            2,590   52,935
#   KGMobilians Co., Ltd.                                         4,423   53,760
*   KH Vatec Co., Ltd.                                            3,521   89,667
    KISCO Corp.                                                   1,168   31,284
    KISCO Holdings Co., Ltd.                                         41    1,600
    KISWIRE, Ltd.                                                 2,396   83,492
    KIWOOM Securities Co., Ltd.                                   3,603  188,762
*   Koentec Co., Ltd.                                            13,257   25,726
    Koh Young Technology, Inc.                                      823   24,520
#   Kolao Holdings                                                2,982   87,279
    Kolon Corp.                                                   3,520   65,938
#*  Kolon Global Corp.                                           15,080   54,936
#   Kolon Industries, Inc.                                        6,055  338,129
#   KONA I Co., Ltd.                                              2,745   85,209
*   Korea Circuit Co., Ltd.                                       2,750   34,902
    Korea District Heating Corp.                                    940   87,934
*   Korea Electric Power Corp.                                   15,780  421,420
*   Korea Electric Power Corp. Sponsored ADR                     26,350  348,874
    Korea Electric Terminal Co., Ltd.                             1,640   66,396
    Korea Gas Corp.                                               5,601  336,783
    Korea Investment Holdings Co., Ltd.                          12,520  488,449
    Korea Kolmar Co., Ltd.                                        2,301   49,646
    Korea Kolmar Holdings Co., Ltd.                               1,107   10,799
*   Korea Petrochemical Ind Co., Ltd.                             1,671  117,013
*   Korea Real Estate Investment Trust Co.                       12,322   19,686
    Korea Zinc Co., Ltd.                                          1,951  565,575
*   Korean Air Lines Co., Ltd.                                    9,147  291,749
    Korean Reinsurance Co.                                       26,681  299,032
    Kortek Corp.                                                  2,014   29,036
    KPF                                                           2,698   17,767
    KPX Chemical Co., Ltd.                                          618   40,405
    KT Corp.                                                      2,060   68,088
    KT Corp. Sponsored ADR                                        6,424  106,510
    KT Skylife Co., Ltd.                                          3,430   90,807
*   KTB Investment & Securities Co., Ltd.                        13,480   30,243
    Kukdo Chemical Co., Ltd.                                      1,317   62,742
    Kumho Electric Co., Ltd.                                      1,900   46,941
#*  Kumho Industrial Co., Ltd.                                    1,984   19,505
    Kumho Petro chemical Co., Ltd.                                2,814  275,470
*   Kumho Tire Co., Inc.                                         14,819  172,907
    Kunsul Chemical Industrial Co., Ltd.                            950   25,842
#*  Kwang Myung Electric Engineering Co., Ltd.                   10,100   22,340
    Kyobo Securities Co.                                          6,840   29,417
    Kyung Dong Navien Co., Ltd.                                   1,630   27,902
#*  Kyungbang, Ltd.                                                 258   28,035
    Kyungchang Industrial Co., Ltd.                               1,876   17,002
    KyungDong City Gas Co., Ltd.                                    712   58,488
    Kyungnam Energy Co., Ltd.                                     3,190   16,425

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
#*  LB Semicon, Inc.                                             16,693 $   33,566
    LEENO Industrial, Inc.                                        3,057     61,373
    LG Chem, Ltd.                                                 7,409  2,089,945
*   LG Display Co., Ltd.                                         12,180    285,095
#*  LG Display Co., Ltd. ADR                                     77,874    911,126
#   LG Fashion Corp.                                              6,894    211,164
    LG Hausys, Ltd.                                               1,879    227,430
#   LG Household & Health Care, Ltd.                              1,019    529,707
#*  LG Innotek Co., Ltd.                                          2,944    237,753
    LG International Corp.                                       11,771    330,306
*   LG Uplus Corp.                                               60,510    692,845
    LIG Insurance Co., Ltd.                                      14,000    348,451
    Livart Furniture Co., Ltd.                                      560      5,563
    Lock & Lock Co., Ltd.                                         6,250    162,764
#*  Logistics Energy Korea Co., Ltd.                             15,590     41,709
    Lotte Chemical Corp.                                          5,503  1,127,562
    Lotte Confectionery Co., Ltd.                                   235    402,985
    Lotte Food Co., Ltd.                                            218    134,536
    LOTTE Himart Co., Ltd.                                        2,444    192,203
*   Lotte Non-Life Insurance Co., Ltd.                            9,821     27,816
    Lotte Shopping Co., Ltd.                                      3,029  1,149,896
    LS Corp.                                                      6,169    461,085
#*  Lumens Co., Ltd.                                             10,144     91,024
    Macquarie Korea Infrastructure Fund                          88,712    551,774
*   Macrogen, Inc.                                                1,740     49,718
    Maeil Dairy Industry Co., Ltd.                                3,219    132,765
    Mando Corp.                                                   4,074    549,229
#*  Medifron DBT Co., Ltd.                                        5,097     20,016
    MegaStudy Co., Ltd.                                           1,890    131,908
#   Melfas, Inc.                                                  4,370     44,031
    Meritz Finance Group, Inc.                                    7,690     39,626
    Meritz Fire & Marine Insurance Co., Ltd.                     16,911    237,875
    Meritz Securities Co., Ltd.                                  56,485     89,541
    Mirae Asset Securities Co., Ltd.                              8,445    284,816
*   Miwon Specialty Chemical Co., Ltd.                               84     29,763
    MK Electron Co., Ltd.                                        12,447     55,275
    MNTech Co., Ltd.                                              4,699     34,050
    Modetour Network, Inc.                                        2,902     61,197
    Moorim P&P Co., Ltd.                                         17,550    103,127
    Motonic Corp.                                                 2,770     24,887
    Namhae Chemical Corp.                                         7,650     52,256
    Naver Corp.                                                   2,509  1,407,968
    NCSoft Corp.                                                  2,473    479,354
*   Neowiz Games Corp.                                            6,687    108,875
    NEPES Corp.                                                   3,419     32,825
    Nexen Corp.                                                   1,633    115,070
#   Nexen Tire Corp.                                              7,100    106,443
#*  Nexolon Co., Ltd.                                            33,430     36,029
    NH Investment & Securities Co., Ltd.                          6,661     30,177
*   NHN Entertainment Corp.                                       1,154    123,478
    NICE Holdings Co., Ltd.                                       3,110     38,002
    NK Co., Ltd.                                                  2,980     10,394

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------ -----------
SOUTH KOREA -- (Continued)
    Nong Shim Holdings Co., Ltd.                                    548 $    39,353
    NongShim Co., Ltd.                                              861     208,497
#   OCI Co., Ltd.                                                 4,275     773,644
#   OCI Materials Co., Ltd.                                       4,511     141,205
#*  OPTRON-TEC, Inc.                                              5,461      59,032
    Orion Corp/Republic of South Korea                              537     523,668
#*  Osstem Implant Co., Ltd.                                      3,092      78,933
#*  Osung LST Co., Ltd.                                           5,389      13,535
    Ottogi Corp.                                                    486     156,978
    Paik Kwang Industrial Co., Ltd.                               2,509       8,888
#   Partron Co., Ltd.                                             5,786      93,172
    Poongsan Corp.                                                8,280     230,172
    Poongsan Holdings Corp.                                         510      13,515
    Posco M-Tech Co., Ltd.                                        3,488      23,263
#*  Power Logics Co., Ltd.                                        4,300      20,818
*   PSK, Inc.                                                     6,594      62,751
    Pyeong Hwa Automotive Co., Ltd.                               4,793     111,043
#*  Redrover Co., Ltd.                                            7,376      62,081
    RFsemi Technologies, Inc.                                     3,027      32,969
    S&T Holdings Co., Ltd.                                        1,330      24,796
    S&T Motiv Co., Ltd.                                           3,710     104,781
    S-1 Corp.                                                     2,301     137,222
    S-Energy Co., Ltd.                                            1,324      15,959
    S-MAC Co., Ltd.                                               2,708      34,368
    S-Oil Corp.                                                   6,891     502,850
*   Sajo Industries Co., Ltd.                                       435      12,099
    Sam Young Electronics Co., Ltd.                               1,830      16,290
    Sam Yung Trading Co., Ltd.                                    3,790      60,458
    Samchully Co., Ltd.                                             631      77,982
*   Samick Musical Instruments Co., Ltd.                          9,290      15,925
    Samick THK Co., Ltd.                                          4,280      31,886
#   Samkwang Glass                                                1,314      65,719
    Samlip General Foods Co., Ltd.                                1,060      49,659
    Samsung C&T Corp.                                            34,349   2,038,199
    Samsung Card Co., Ltd.                                        2,913     107,942
    Samsung Electro-Mechanics Co., Ltd.                           9,099     697,974
    Samsung Electronics Co., Ltd.                                10,410  14,355,995
    Samsung Electronics Co., Ltd. GDR                            13,909   9,640,046
#   Samsung Engineering Co., Ltd.                                 4,501     317,358
#   Samsung Fine Chemicals Co., Ltd.                              5,953     269,074
    Samsung Fire & Marine Insurance Co., Ltd.                     7,562   1,768,327
    Samsung Heavy Industries Co., Ltd.                           35,220   1,291,424
    Samsung Life Insurance Co., Ltd.                              9,661     951,267
    Samsung SDI Co., Ltd.                                        11,042   1,840,604
    Samsung Securities Co., Ltd.                                 16,186     717,527
*   Samyang Foods Co., Ltd.                                       1,700      39,089
    Samyang Holdings Corp.                                        1,286     107,441
    Samyoung Chemical Co., Ltd.                                   6,670      15,398
    Sangbo Corp.                                                  3,833      46,961
    SBS Media Holdings Co., Ltd.                                 11,740      51,134
#*  SBW                                                          23,330      16,947
    Seah Besteel Corp.                                            4,538     118,624

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    SeAH Holdings Corp.                                             247 $   22,897
    SeAH Steel Corp.                                              1,225    104,151
    Sebang Co., Ltd.                                              3,040     54,720
    Sejong Industrial Co., Ltd.                                   3,320     52,039
    Sempio Foods Co.                                                710     14,313
*   Seobu T&D                                                     3,346     66,442
#   Seohan Co., Ltd.                                             34,466     49,439
#*  Seohee Construction Co., Ltd.                                48,053     30,273
#   Seoul Semiconductor Co., Ltd.                                 5,363    223,154
*   Sewon Cellontech Co., Ltd.                                    9,450     26,232
#   SEWOONMEDICAL Co., Ltd.                                      10,144     33,403
    SFA Engineering Corp.                                         1,254     53,382
#*  SG Corp.                                                     77,870     51,082
#*  SH Energy & Chemical Co., Ltd.                               56,460     47,109
#*  Shine Co., Ltd.                                               1,528     14,107
    Shinhan Financial Group Co., Ltd.                            40,730  1,775,975
    Shinhan Financial Group Co., Ltd. ADR                        27,601  1,196,227
    Shinsegae Co., Ltd.                                           2,555    643,230
    Shinsegae Information & Communication Co., Ltd.                 372     24,405
#   Shinsegae International Co., Ltd.                               935     79,579
#*  Shinsung Solar Energy Co., Ltd.                              31,936     35,781
#*  Signetics Corp.                                              12,318     29,444
    SIGONG TECH Co., Ltd.                                         6,507     20,859
    Silicon Works Co., Ltd.                                       3,521     79,567
    Silla Co., Ltd.                                               3,715    102,398
    Simm Tech Co., Ltd.                                           8,465     62,822
    SIMPAC, Inc.                                                  8,170     48,573
    SJM Co., Ltd.                                                 3,600     35,296
*   SK Broadband Co., Ltd.                                       35,900    153,437
    SK C&C Co., Ltd.                                              3,560    383,681
    SK Chemicals Co., Ltd.                                        5,244    256,364
#*  SK Communications Co., Ltd.                                   4,426     22,149
    SK Gas Co., Ltd.                                              1,651    116,519
    SK Holdings Co., Ltd.                                         7,014  1,271,216
*   SK Hynix, Inc.                                               52,400  1,576,763
    SK Innovation Co., Ltd.                                      15,708  2,201,618
    SK Networks Co., Ltd.                                        46,730    293,359
*   SK Securities Co., Ltd.                                      86,150     65,225
    SK Telecom Co., Ltd.                                            915    199,397
#   SK Telecom Co., Ltd. ADR                                      6,201    151,800
    SKC Co., Ltd.                                                 7,148    216,953
    SL Corp.                                                      4,230     58,912
#*  SM Culture & Contents Co., Ltd.                              16,971     46,325
#*  SM Entertainment Co.                                          1,288     48,683
    Songwon Industrial Co., Ltd.                                  6,210     66,934
*   Sonokong Co., Ltd.                                            5,015     12,888
*   Ssangyong Cement Industrial Co., Ltd.                         4,300     23,962
    Steel Flower Co., Ltd.                                        2,781     16,180
#   STX Corp. Co., Ltd.                                          10,486     17,603
#*  STX Engine Co., Ltd.                                          9,310     45,993
#*  STX Offshore & Shipbuilding Co., Ltd.                        24,027     70,218
#*  STX Pan Ocean Co., Ltd.                                      37,570     39,825

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
SOUTH KOREA -- (Continued)
    Suheung Capsule Co., Ltd.                                     2,170 $     77,382
    Sun Kwang Co., Ltd.                                           2,221       37,437
*   Sung Jin Geotec Co., Ltd.                                     2,600       22,693
*   Sungchang Enterprise Holdings, Ltd.                           1,980       33,060
*   Sungshin Cement Co., Ltd.                                     5,300       27,975
    Sungwoo Hitech Co., Ltd.                                      4,454       68,901
#*  Suprema, Inc.                                                 2,939       66,584
#*  Synopex, Inc.                                                28,253       53,583
    Taekwang Industrial Co., Ltd.                                   139      171,769
#*  Taesan LCD Co., Ltd.                                          1,533        4,692
*   Taewoong Co., Ltd.                                            3,162       94,268
    Taeyoung Engineering & Construction Co., Ltd.                11,590       62,525
#*  Taihan Electric Wire Co., Ltd.                               28,582       55,129
    Tailim Packaging Industrial Co., Ltd.                        15,780       38,682
#*  Tera Resource Co., Ltd.                                      52,415       23,521
*   TK Chemical Corp.                                            11,625       18,319
    Tongyang Life Insurance                                      14,620      155,113
#*  Tongyang, Inc.                                               46,500       20,350
*   Top Engineering Co., Ltd.                                     2,531       11,231
#*  Toptec Co., Ltd.                                              2,868       42,850
    Tovis Co., Ltd.                                               2,828       22,468
    TS Corp.                                                        730       19,253
*   Ubivelox, Inc.                                                1,255       20,941
    Uju Electronics Co., Ltd.                                     1,329       23,800
    Unid Co., Ltd.                                                  817       51,245
#*  Unison Co., Ltd.                                              4,587       19,252
    Vieworks Co., Ltd.                                            3,242       85,155
#   Visang Education, Inc.                                        4,557       53,259
#*  Webzen, Inc.                                                  5,851       46,641
#*  WeMade Entertainment Co., Ltd.                                1,116       49,697
#*  WillBes & Co. (The)                                          17,650       17,940
*   WiSoL Co., Ltd.                                               5,288       61,431
*   Woongjin Chemical Co., Ltd.                                   5,209       46,779
#*  Woongjin Energy Co., Ltd.                                    14,020       28,390
*   Woongjin Thinkbig Co., Ltd.                                   6,512       37,189
    Wooree ETI Co., Ltd.                                          7,385       21,331
    Woori Finance Holdings Co., Ltd.                             85,330    1,010,926
    Woori Finance Holdings Co., Ltd. ADR                          3,612      126,564
    Woori Financial Co., Ltd.                                     3,307       69,063
    Woori Investment & Securities Co., Ltd.                      46,648      492,659
#   WooSung Feed Co., Ltd.                                       11,550       30,343
    Y G-1 Co., Ltd.                                               5,966       68,867
    YESCO Co., Ltd.                                                 510       16,830
#   YG Entertainment, Inc.                                          938       45,173
    Yoosung Enterprise Co., Ltd.                                  4,210       20,092
    Youlchon Chemical Co., Ltd.                                   3,560       41,768
    Young Poong Corp.                                               154      204,845
    Young Poong Precision Corp.                                   2,175       20,462
    Youngone Corp.                                                4,214      142,601
    Youngone Holdings Co., Ltd.                                   1,427       86,908
                                                                        ------------
TOTAL SOUTH KOREA                                                        118,164,435
                                                                        ------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (13.6%)
#   A-DATA Technology Co., Ltd.                                     62,000 $  182,559
    Ability Enterprise Co., Ltd.                                   116,892     88,144
    AcBel Polytech, Inc.                                            87,685     88,743
    Accton Technology Corp.                                        199,858    109,186
#*  Acer, Inc.                                                     820,270    535,932
    ACES Electronic Co., Ltd.                                       27,000     20,040
    ACHEM TECHNOLOGY Corp.                                          58,900     33,876
*   Acme Electronics Corp.                                          32,000     41,073
    Acter Co., Ltd.                                                 13,000     55,577
*   Action Electronics Co., Ltd.                                    45,408      9,591
    Actron Technology Corp.                                         13,000     52,762
    Adlink Technology, Inc.                                         23,805     44,335
    Advanced Ceramic X Corp.                                        12,000     53,447
    Advanced International Multitech Co., Ltd.                      42,000     45,653
    Advanced Semiconductor Engineering, Inc.                       292,774    288,279
    Advanced Semiconductor Engineering, Inc. ADR                   193,232    952,634
    Advancetek Enterprise Co., Ltd.                                 29,580     35,533
    Advantech Co., Ltd.                                             42,345    271,415
*   AGV Products Corp.                                             232,914     76,126
#   AimCore Technology Co., Ltd.                                    25,846     38,089
#   Airtac International Group                                      14,000    101,311
    Alcor Micro Corp.                                               17,000     16,154
    ALI Corp.                                                      102,000    110,614
    Alpha Networks, Inc.                                           110,000     71,465
    Altek Corp.                                                    168,182    127,869
    AMPOC Far-East Co., Ltd.                                        31,000     26,382
    AmTRAN Technology Co., Ltd.                                    286,907    183,723
    Anpec Electronics Corp.                                         47,000     32,489
    Apacer Technology, Inc.                                         47,846     50,261
    APCB, Inc.                                                      39,000     24,276
    Apex Biotechnology Corp.                                        19,477     52,016
    Apex International Co., Ltd.                                    41,000     52,583
    Apex Medical Corp.                                              21,000     25,386
    Apex Science & Engineering                                      22,000     12,487
    Arcadyan Technology Corp.                                        4,000      5,545
    Ardentec Corp.                                                 123,220     82,478
*   Arima Communications Corp.                                     106,087     53,864
    Asia Cement Corp.                                              450,389    610,947
*   Asia Optical Co., Inc.                                          96,000     95,360
    Asia Plastic Recycling Holding, Ltd.                            22,800     68,058
    Asia Polymer Corp.                                             147,200    128,989
    Asia Vital Components Co., Ltd.                                 76,278     44,201
    ASROCK, Inc.                                                     8,000     26,917
#   Asustek Computer, Inc.                                         138,996  1,060,831
    Aten International Co., Ltd.                                    18,000     47,035
*   AU Optronics Corp.                                           1,155,000    377,791
*   AU Optronics Corp. Sponsored ADR                               123,555    390,434
    Audix Corp.                                                     23,000     24,398
    Aurora Corp.                                                    19,693     41,214
    AV Tech Corp.                                                   10,000     30,147
    Avermedia Technologies                                          55,690     27,168
*   Avision, Inc.                                                   64,693     25,217

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    AVY Precision Technology, Inc.                                  10,000 $   17,031
    Awea Mechantronic Co., Ltd.                                     12,600     15,146
    Bank of Kaohsiung                                              131,704     42,553
    Basso Industry Corp.                                            43,000     49,895
*   BenQ Materials Corp.                                            49,000     35,735
    BES Engineering Corp.                                          502,000    153,683
    Bin Chuan Enterprise Co., Ltd.                                  15,641     14,401
    Biostar Microtech International Corp.                           73,000     26,667
    Boardtek Electronics Corp.                                      68,000     83,169
*   Bright Led Electronics Corp.                                    23,100     10,080
    C Sun Manufacturing, Ltd.                                       29,000     20,564
    Cameo Communications, Inc.                                      56,180     18,465
    Capella Microsystems Taiwan, Inc.                               10,773     38,175
    Capital Securities Corp.                                       590,731    202,348
    Career Technology MFG. Co., Ltd.                                92,000     87,623
    Carnival Industrial Corp.                                       65,000     19,571
#   Catcher Technology Co., Ltd.                                   117,509    683,212
    Cathay Financial Holding Co., Ltd.                           1,186,834  1,793,021
    Cathay Real Estate Development Co., Ltd.                       316,000    220,356
    ChainQui Construction Development Co., Ltd.                     22,000     16,062
*   Champion Building Materials Co., Ltd.                           99,000     44,426
    Chang Hwa Commercial Bank                                    1,205,410    723,077
    Chang Wah Electromaterials, Inc.                                10,676     29,076
    Charoen Pokphand Enterprise                                     72,000     37,778
    Chaun-Choung Technology Corp.                                   18,000     34,689
    CHC Resources Corp.                                             12,618     25,735
    Chen Full International Co., Ltd.                                7,000      6,285
    Chenbro Micom Co., Ltd.                                         10,000     11,712
    Cheng Loong Corp.                                              337,480    159,611
    Cheng Shin Rubber Industry Co., Ltd.                           193,808    516,794
    Cheng Uei Precision Industry Co., Ltd.                         116,159    243,600
*   Chenming Mold Industry Corp.                                    41,000     33,442
    Chia Chang Co., Ltd.                                            39,000     50,690
*   Chia Hsin Cement Corp.                                         127,629     65,144
    Chicony Electronics Co., Ltd.                                   90,221    224,850
    Chien Kuo Construction Co., Ltd.                               138,675     66,685
    Chilisin Electronics Corp.                                      30,360     29,183
    Chime Ball Technology Co., Ltd.                                  9,000     20,673
    Chimei Materials Technology Corp.                               51,000     52,210
    Chin-Poon Industrial Co.                                       134,113    223,827
*   China Airlines, Ltd.                                           930,062    336,909
    China Development Financial Holding Corp.                    3,382,087  1,010,885
    China Ecotek Corp.                                              10,000     26,822
#   China Electric Manufacturing Corp.                             103,000     49,042
    China General Plastics Corp.                                   164,300    101,621
    China Glaze Co., Ltd.                                           25,000     12,068
    China Life Insurance Co., Ltd.                                 589,746    578,764
*   China Manmade Fibers Corp.                                     385,000    163,537
    China Metal Products                                           126,167    186,894
    China Motor Corp.                                              222,035    212,182
    China Petrochemical Development Corp.                          679,092    341,517
    China Steel Chemical Corp.                                      21,227    127,193

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    China Steel Corp.                                            1,790,942 $1,556,448
    China Steel Structure Co., Ltd.                                 36,000     44,797
    China Synthetic Rubber Corp.                                   186,735    181,076
*   China Wire & Cable Co., Ltd.                                    27,000     12,642
    Chinese Gamer International Corp.                               15,000     25,954
    Chinese Maritime Transport, Ltd.                                33,000     42,472
    Chipbond Technology Corp.                                      109,000    220,263
    Chong Hong Construction Co.                                     30,888    101,507
    Chroma ATE, Inc.                                                69,466    147,974
*   Chun YU Works & Co., Ltd.                                       60,000     22,807
    Chun Yuan Steel                                                114,999     44,048
    Chung Hsin Electric & Machinery Manufacturing Corp.            141,000    109,849
*   Chung Hung Steel Corp.                                         244,889     70,127
*   Chung Hwa Pulp Corp.                                           228,680     73,644
    Chunghwa Telecom Co., Ltd.                                      65,800    211,249
#   Chunghwa Telecom Co., Ltd. ADR                                  34,215  1,089,406
    Cleanaway Co., Ltd.                                              7,000     43,726
    Clevo Co.                                                      107,869    229,345
*   CMC Magnetics Corp.                                            970,000    163,478
    CoAsia Microelectronics Corp.                                   63,000     34,408
    Collins Co., Ltd.                                               47,770     17,767
    Compal Communications, Inc.                                    120,000    205,305
    Compal Electronics, Inc.                                     1,291,086  1,010,213
    Compeq Manufacturing Co.                                       378,000    190,967
*   Concord Securities Corp.                                        74,000     19,387
    Continental Holdings Corp.                                     125,000     45,537
    Coretronic Corp.                                               212,000    185,423
*   Cosmo Electronics Corp.                                         11,000     12,058
*   Cosmos Bank Taiwan                                             102,460     51,112
#   Coxon Precise Industrial Co., Ltd.                              35,000     61,622
#*  Crystalwise Technology, Inc.                                    52,000     40,249
    CSBC Corp. Taiwan                                              152,440     97,239
    CTBC Financial Holding Co., Ltd.                             2,599,268  1,763,168
    CTCI Corp.                                                     119,555    209,089
    CviLux Corp.                                                    39,329     47,152
    Cyberlink Corp.                                                 23,356     68,049
    CyberPower Systems, Inc.                                         9,000     17,324
    CyberTAN Technology, Inc.                                       89,576    102,041
#   D-Link Corp.                                                   230,329    139,384
    DA CIN Construction Co., Ltd.                                   41,000     36,364
    Da-Li Construction Co., Ltd.                                    20,544     23,767
    Dah Fung CATV Co., Ltd.                                          9,130     17,738
    Darfon Electronics Corp.                                        75,000     56,886
    Daxin Materials Corp.                                            9,000     19,760
    Delpha Construction Co., Ltd.                                   60,639     24,661
    Delta Electronics, Inc.                                        177,521    923,193
    Depo Auto Parts Ind Co., Ltd.                                   30,000    105,304
    DFI, Inc.                                                       46,460     51,102
    Dimerco Express Corp.                                           34,000     21,371
    DYNACOLOR, Inc.                                                 16,000     37,193
*   Dynamic Electronics Co., Ltd.                                  146,006     57,238
#   Dynapack International Technology Corp.                         38,000    108,298

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
#*  E Ink Holdings, Inc.                                           293,000 $  164,492
    E-LIFE MALL Corp.                                               30,000     68,917
#*  E-Ton Solar Tech Co., Ltd.                                      84,032     51,696
    E.Sun Financial Holding Co., Ltd.                            1,316,105    881,398
*   Eastern Media International Corp.                              263,750     43,540
    Eclat Textile Co., Ltd.                                         23,439    257,768
    Edimax Technology Co., Ltd.                                     49,044     21,857
    Edison Opto Corp.                                               22,000     26,035
    eGalax_eMPIA Technology, Inc.                                   27,125     69,067
    Elan Microelectronics Corp.                                     94,370    142,841
    Elite Advanced Laser Corp.                                      22,000     53,658
    Elite Material Co., Ltd.                                        73,909     61,225
    Elite Semiconductor Memory Technology, Inc.                     76,000     99,935
    Elitegroup Computer Systems Co., Ltd.                          292,782    125,795
    eMemory Technology, Inc.                                        23,000     56,338
    ENG Electric Co., Ltd.                                          53,000     44,264
    Entie Commercial Bank                                          189,500     97,636
*   Episil Technologies, Inc.                                      116,000     40,230
    Epistar Corp.                                                  270,433    468,956
    Eternal Chemical Co., Ltd.                                     194,721    178,007
*   Etron Technology, Inc.                                         183,000     88,755
*   Eva Airways Corp.                                              467,533    260,257
*   Everest Textile Co., Ltd.                                       63,000     18,467
    Evergreen International Storage & Transport Corp.              184,000    124,997
*   Evergreen Marine Corp. Taiwan, Ltd.                            513,799    302,286
    Everlight Electronics Co., Ltd.                                106,149    200,561
*   Everspring Industry Co.                                         95,000     56,341
    Excelsior Medical Co., Ltd.                                     25,800     56,938
    Far Eastern Department Stores Co., Ltd.                        269,971    290,385
    Far Eastern International Bank                                 475,287    197,252
    Far Eastern New Century Corp.                                  633,700    727,897
    Far EasTone Telecommunications Co., Ltd.                       232,000    531,466
    Faraday Technology Corp.                                       115,738    131,955
*   Farglory F T Z Investment Holding Co., Ltd.                     24,000     18,410
    Farglory Land Development Co., Ltd.                             82,000    150,621
    Federal Corp.                                                  126,800     99,988
    Feedback Technology Corp.                                        7,000     13,523
    Feng Hsin Iron & Steel Co.                                     108,550    197,540
    Feng TAY Enterprise Co., Ltd.                                   65,559    171,833
    Firich Enterprises Co., Ltd.                                    32,813    134,919
*   First Copper Technology Co., Ltd.                               36,000     11,693
    First Financial Holding Co., Ltd.                            1,793,782  1,110,189
    First Hotel                                                     62,684     40,362
    First Insurance Co., Ltd.                                       93,606     62,034
    First Steamship Co., Ltd.                                      109,595     75,651
#   FLEXium Interconnect, Inc.                                      40,283    125,472
    Flytech Technology Co., Ltd.                                    35,838    133,028
    Forhouse Corp.                                                 140,000     53,531
    Formosa Advanced Technologies Co., Ltd.                         28,000     17,291
    Formosa Chemicals & Fibre Corp.                                463,378  1,339,317
#*  Formosa Epitaxy, Inc.                                          146,000     88,826
    Formosa International Hotels Corp.                               5,814     70,004

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
TAIWAN -- (Continued)
    Formosa Optical Technology Co., Ltd.                           7,000 $   24,978
#   Formosa Petrochemical Corp.                                  113,000    303,574
    Formosa Plastics Corp.                                       436,134  1,185,207
    Formosa Taffeta Co., Ltd.                                    237,000    294,566
    Formosan Rubber Group, Inc.                                  182,000    172,691
    Formosan Union Chemical                                       95,266     45,700
    Founding Construction & Development Co., Ltd.                 61,149     40,216
    Foxconn Technology Co., Ltd.                                 195,132    490,385
    Foxlink Image Technology Co., Ltd.                            63,000     39,672
*   Froch Enterprise Co., Ltd.                                    54,000     17,635
    FSP Technology, Inc.                                          57,349     52,956
    Fubon Financial Holding Co., Ltd.                            879,896  1,289,539
    Fullerton Technology Co., Ltd.                                15,000     12,347
*   Fulltech Fiber Glass Corp.                                    61,544     24,916
    Fwusow Industry Co., Ltd.                                     30,887     18,994
    G Shank Enterprise Co., Ltd.                                  46,000     28,481
#   G Tech Optoelectronics Corp.                                  69,000    120,693
*   Gamania Digital Entertainment Co., Ltd.                       43,000     35,210
    Gemtek Technology Corp.                                      107,574    104,414
#*  Genesis Photonics, Inc.                                      113,267     66,662
    Genius Electronic Optical Co., Ltd.                           23,071     93,737
    GeoVision, Inc.                                                8,720     57,249
    Getac Technology Corp.                                       197,000    108,473
    Giant Manufacturing Co., Ltd.                                 39,287    294,843
*   Giantplus Technology Co., Ltd.                                21,000      6,343
    Giga Solar Materials Corp.                                     6,900     72,200
    Giga Solution Tech Co., Ltd.                                  26,000     14,013
    Gigabyte Technology Co., Ltd.                                161,000    179,753
*   Gigastorage Corp.                                             75,213     60,661
*   Gintech Energy Corp.                                         126,703    136,253
*   Global Brands Manufacture, Ltd.                              101,666     36,285
    Global Lighting Technologies, Inc.                            14,000     14,211
    Global Mixed Mode Technology, Inc.                            29,000     77,213
    Global Unichip Corp.                                          19,000     47,284
*   Globe Union Industrial Corp.                                  53,552     40,711
    Gloria Material Technology Corp.                             166,950    114,234
*   Gold Circuit Electronics, Ltd.                               182,263     47,612
    Goldsun Development & Construction Co., Ltd.                 460,730    190,479
    Good Will Instrument Co., Ltd.                                 5,788      3,559
#   Gourmet Master Co., Ltd.                                      12,000     79,887
    Grand Pacific Petrochemical                                  346,000    267,054
    Grape King Industrial Co.                                     26,000    125,158
    Great China Metal Industry                                    52,000     61,752
    Great Taipei Gas Co., Ltd.                                    78,000     58,987
    Great Wall Enterprise Co., Ltd.                              122,834    110,707
*   Green Energy Technology, Inc.                                 90,537     80,140
*   GTM Corp.                                                     39,000     21,074
    Gudeng Precision Industrial Co., Ltd.                          6,000     10,729
    Hannstar Board Corp.                                          72,681     29,533
*   HannStar Display Corp.                                       914,500    306,201
*   HannsTouch Solution, Inc.                                    212,061     68,697
*   Harvatek Corp.                                                44,230     18,222

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Highwealth Construction Corp.                                   86,370 $  186,443
    Hiroca Holdings, Ltd.                                           11,000     31,101
*   HiTi Digital, Inc.                                               8,956      8,316
    Hitron Technology, Inc.                                         78,000     41,845
    Hiwin Technologies Corp.                                        27,079    213,293
    Ho Tung Chemical Corp.                                         271,327    132,474
*   Hocheng Corp.                                                   38,300     14,742
    Holiday Entertainment Co., Ltd.                                 25,000     30,527
    Holtek Semiconductor, Inc.                                      41,000     63,108
    Holy Stone Enterprise Co., Ltd.                                 73,500     92,743
    Hon Hai Precision Industry Co., Ltd.                         1,519,856  3,863,920
    Hon Hai Precision Industry Co., Ltd. GDR                       135,351    669,995
    Hong TAI Electric Industrial                                    51,000     17,361
    Horizon Securities Co., Ltd.                                   138,000     41,762
#*  Hota Industrial Manufacturing Co., Ltd.                         71,000    116,761
    Hotai Motor Co., Ltd.                                           25,000    297,402
*   Howarm Construction Co., Ltd.                                   56,000     33,845
    Hsin Kuang Steel Co., Ltd.                                      92,788     59,139
    Hsin Yung Chien Co., Ltd.                                        9,000     24,156
#   HTC Corp.                                                      163,660    803,294
    Hu Lane Associate, Inc.                                         11,000     36,155
    HUA ENG Wire & Cable                                           157,000     62,267
    Hua Nan Financial Holdings Co., Ltd.                         1,247,619    739,705
    Huaku Development Co., Ltd.                                     64,465    180,542
    Huang Hsiang Construction Co.                                   25,000     50,213
    Hung Poo Real Estate Development Corp.                          92,609     96,203
#   Hung Sheng Construction Co., Ltd.                              153,000    130,712
    Huxen Corp.                                                     10,000     15,803
*   Hwa Fong Rubber Co., Ltd.                                      103,000     46,731
    I-Chiun Precision Industry Co., Ltd.                            53,000     34,445
#   I-Sheng Electric Wire & Cable Co., Ltd.                         30,000     43,902
    Ibase Technology, Inc.                                          13,140     19,031
    Ichia Technologies, Inc.                                        85,897     45,127
    ICP Electronics, Inc.                                           66,800     92,073
#   ILI Technology Corp.                                            15,748     32,445
    Infortrend Technology, Inc.                                     56,798     34,113
*   Innolux Corp.                                                1,825,882    724,119
*   Inotera Memories, Inc.                                         481,000    310,161
    Insyde Software Corp.                                           14,000     24,863
    Integrated Memory Logic, Ltd.                                   20,895     47,814
    International Games System Co., Ltd.                            31,000     60,835
    Inventec Corp.                                                 668,181    598,062
    ITE Technology, Inc.                                            44,202     37,485
    ITEQ Corp.                                                      72,299     80,411
#*  J Touch Corp.                                                   48,000     36,442
*   Janfusun Fancyworld Corp.                                       71,590     14,007
    Jentech Precision Industrial Co., Ltd.                          18,000     37,914
    Jess-Link Products Co., Ltd.                                    50,500     46,925
    Jih Sun Financial Holdings Co., Ltd.                           225,181     64,602
    Johnson Health Tech Co., Ltd.                                   17,170     49,056
    K Laser Technology, Inc.                                        55,000     31,691
    Kang Na Hsiung Enterprise Co., Ltd.                             59,000     35,101

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
*   Kao Hsing Chang Iron & Steel                                   140,000 $ 54,943
#   Kaori Heat Treatment Co., Ltd.                                  20,765   41,933
    Kaulin Manufacturing Co., Ltd.                                  39,000   32,305
    KD Holding Corp.                                                 6,000   38,592
    KEE TAI Properties Co., Ltd.                                   134,226   96,413
    Kenda Rubber Industrial Co., Ltd.                              104,762  205,984
*   Kenmec Mechanical Engineering Co., Ltd.                         61,000   31,435
    Kerry TJ Logistics Co., Ltd.                                    82,000  114,996
    Kindom Construction Co.                                        106,000  131,027
    King Slide Works Co., Ltd.                                      12,050  106,659
    King Yuan Electronics Co., Ltd.                                423,529  295,324
    King's Town Bank                                               236,000  209,949
*   King's Town Construction Co., Ltd.                              61,126   59,145
    Kinik Co.                                                       31,000   77,446
    Kinko Optical Co., Ltd.                                         37,000   37,983
    Kinpo Electronics                                              387,028  172,483
    Kinsus Interconnect Technology Corp.                            57,009  203,535
    KS Terminals, Inc.                                              23,760   23,076
    Kung Long Batteries Industrial Co., Ltd.                        14,000   38,500
    Kung Sing Engineering Corp.                                    108,000   54,009
    Kuo Toong International Co., Ltd.                               25,000   33,823
    Kuoyang Construction Co., Ltd.                                  94,450   63,150
    Kwong Fong Industries                                           79,840   59,446
    KYE Systems Corp.                                               81,000   34,873
    L&K Engineering Co., Ltd.                                       24,000   25,074
#   LAN FA Textile                                                  78,277   25,320
    Largan Precision Co., Ltd.                                      11,306  385,007
    LCY Chemical Corp.                                             157,799  208,306
    Leader Electronics, Inc.                                        30,602   15,209
    Leadtrend Technology Corp.                                       4,159    5,446
    Lealea Enterprise Co., Ltd.                                    230,438   84,716
    LEE CHI Enterprises Co., Ltd.                                   40,000   19,882
#*  Leofoo Development Co.                                         135,000   57,576
    LES Enphants Co., Ltd.                                          53,901   41,572
    Lextar Electronics Corp.                                        72,000   61,520
*   Li Peng Enterprise Co., Ltd.                                   134,162   66,573
    Lian HWA Food Corp.                                             11,880   15,836
    Lien Hwa Industrial Corp.                                      177,728  114,902
    Lingsen Precision Industries, Ltd.                             185,000   96,024
    Lite-On Semiconductor Corp.                                     87,000   52,445
    Lite-On Technology Corp.                                       454,687  795,998
    Long Bon International Co., Ltd.                                87,000   69,798
    Long Chen Paper Co., Ltd.                                      137,344   54,241
    Longwell Co.                                                    40,000   35,499
    Lotes Co., Ltd.                                                 15,631   38,372
    Lumax International Corp., Ltd.                                 26,325   67,178
    Lung Yen Life Service Corp.                                     19,000   57,513
    Macroblock, Inc.                                                 5,000   11,479
*   Macronix International                                       1,436,048  335,697
#   MacroWell OMG Digital Entertainment Co., Ltd.                   12,000   33,880
    Makalot Industrial Co., Ltd.                                    29,000  175,064
    Marketech International Corp.                                   23,000   14,029

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Masterlink Securities Corp.                                    341,000 $  112,524
    Mayer Steel Pipe Corp.                                          37,259     17,978
#   MediaTek, Inc.                                                 120,360  1,645,553
    Mega Financial Holding Co., Ltd.                             1,843,452  1,596,224
    Mercuries & Associates, Ltd.                                    80,460     60,470
    Merida Industry Co., Ltd.                                       32,300    244,524
    Merry Electronics Co., Ltd.                                     75,101    257,156
    Micro-Star International Co., Ltd.                             264,233    177,604
*   Microbio Co., Ltd.                                             107,572    126,972
*   Microelectronics Technology, Inc.                               75,119     48,590
    Microlife Corp.                                                  5,600     15,806
    MIN AIK Technology Co., Ltd.                                    36,000    181,966
    Mirle Automation Corp.                                          41,046     35,064
*   Mitac Holdings Corp.                                           191,483    175,974
*   Mosel Vitelic, Inc.                                             89,806     20,577
*   Motech Industries, Inc.                                        115,000    213,970
    MPI Corp.                                                       15,000     26,187
    Nak Sealing Technologies Corp.                                  16,000     41,278
    Namchow Chemical Industrial, Ltd.                               42,000     70,819
    Nan Kang Rubber Tire Co., Ltd.                                 125,139    160,819
*   Nan Ren Lake Leisure Amusement Co., Ltd.                        41,000     18,827
    Nan Ya Plastics Corp.                                          729,674  1,664,269
*   Nan Ya Printed Circuit Board Corp.                             107,072    144,624
    Nantex Industry Co., Ltd.                                       87,360     62,010
*   Nanya Technology Corp.                                          28,000      3,887
    National Petroleum Co., Ltd.                                    49,000     46,942
*   Neo Solar Power Corp.                                          200,316    213,458
    Netronix, Inc.                                                  29,000     72,317
    New Asia Construction & Development Corp.                       43,880     11,613
    New Era Electronics Co., Ltd.                                   20,000     25,633
*   Newmax Technology Co., Ltd.                                     17,077     56,555
    Nichidenbo Corp.                                                24,640     21,631
    Nien Hsing Textile Co., Ltd.                                    71,476     77,549
    Nishoku Technology, Inc.                                         9,000     12,715
    Novatek Microelectronics Corp.                                 101,000    400,105
    Nuvoton Technology Corp.                                        26,000     20,429
*   Ocean Plastics Co., Ltd.                                        51,000     63,866
    OptoTech Corp.                                                 200,000     82,706
*   Orient Semiconductor Electronics, Ltd.                          68,000     11,787
    Oriental Union Chemical Corp.                                  184,821    196,550
    Orise Technology Co., Ltd.                                      29,000     45,012
    Pacific Construction Co.                                        17,000      6,011
*   Pan Jit International, Inc.                                    107,000     46,202
    Pan-International Industrial                                   124,890     99,950
    Parade Technologies, Ltd.                                        8,400     62,804
    Paragon Technologies Co., Ltd.                                  10,762     13,833
    PChome Online, Inc.                                              9,000     52,296
    Pegatron Corp.                                                 419,037    583,874
    Phihong Technology Co., Ltd.                                    62,584     38,628
    Phison Electronics Corp.                                        26,000    186,850
    Phoenix Tours International, Inc.                               14,000     26,942
*   Pihsiang Machinery Manufacturing Co., Ltd.                      27,000     29,130

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Pixart Imaging, Inc.                                            44,030 $ 83,552
    Polytronics Technology Corp.                                    21,000   42,666
    Portwell, Inc.                                                  16,000   14,956
    Posiflex Technologies, Inc.                                      4,140   13,251
    Pou Chen Corp.                                                 565,144  688,399
*   Power Quotient International Co., Ltd.                          48,800   30,823
*   Powercom Co., Ltd.                                              13,660    2,615
    Powertech Industrial Co., Ltd.                                  16,000    9,247
    Powertech Technology, Inc.                                     228,400  411,607
    Poya Co., Ltd.                                                  12,120   63,738
    President Chain Store Corp.                                     52,000  379,286
    President Securities Corp.                                     212,932  119,964
    Prime Electronics Satellitics, Inc.                             57,750   45,159
    Prince Housing & Development Corp.                             269,762  173,793
    Promate Electronic Co., Ltd.                                    30,000   31,385
    Promise Technology, Inc.                                        31,000   35,356
*   Qisda Corp.                                                    660,439  153,241
    Qualipoly Chemical Corp.                                        23,000   20,304
#   Quanta Computer, Inc.                                          335,715  795,910
    Quanta Storage, Inc.                                            75,000   78,103
*   Quintain Steel Co., Ltd.                                        74,998   17,382
    Radiant Opto-Electronics Corp.                                  91,144  341,062
#   Radium Life Tech Co., Ltd.                                     192,846  168,747
    Realtek Semiconductor Corp.                                    101,268  235,434
    Rechi Precision Co., Ltd.                                       95,314   95,183
    Rich Development Co., Ltd.                                     224,254   96,323
    Richtek Technology Corp.                                        35,537  160,145
#*  Ritek Corp.                                                  1,077,117  174,838
    Rotam Global Agrosciences, Ltd.                                  8,000   14,704
    Ruentex Development Co., Ltd.                                  141,862  296,910
    Ruentex Engineering & Construction Co.                          11,000   21,316
    Ruentex Industries, Ltd.                                        95,186  245,607
    Run Long Construction Co., Ltd.                                 25,000   27,231
    Sampo Corp.                                                    170,000   59,640
    San Fang Chemical Industry Co., Ltd.                            46,523   44,447
    San Shing Fastech Corp.                                         11,660   26,363
    Sanyang Industry Co., Ltd.                                     191,684  335,443
    Sanyo Electric Taiwan Co., Ltd.                                 23,800   31,284
    SDI Corp.                                                       28,000   31,207
    Senao International Co., Ltd.                                   34,000  108,580
    Sercomm Corp.                                                   49,000   68,412
    Sesoda Corp.                                                    37,800   40,674
    Sheng Yu Steel Co., Ltd.                                        49,000   37,477
    ShenMao Technology, Inc.                                        22,435   26,202
    Shih Her Technologies, Inc.                                     11,000   24,038
    Shih Wei Navigation Co., Ltd.                                   58,363   41,881
    Shihlin Electric & Engineering Corp.                            86,000  108,722
*   Shihlin Paper Corp.                                             22,000   34,989
#   Shin Kong Financial Holding Co., Ltd.                        2,111,804  734,442
    Shin Zu Shing Co., Ltd.                                         42,149   92,858
*   Shining Building Business Co., Ltd.                            106,766   83,082
    Shinkong Insurance Co., Ltd.                                    56,000   43,598

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Shinkong Synthetic Fibers Corp.                                500,191 $172,835
    Shinkong Textile Co., Ltd.                                      45,800   61,563
    Shiny Chemical Industrial Co., Ltd.                              9,000   15,718
    Shuttle, Inc.                                                   77,000   33,691
    Sigurd Microelectronics Corp.                                  157,559  152,639
*   Silicon Integrated Systems Corp.                               179,126   55,737
    Silicon Power Computer & Communications, Inc.                   23,000   31,557
    Siliconware Precision Industries Co.                           156,000  189,535
    Siliconware Precision Industries Co. Sponsored ADR              89,969  538,914
    Silitech Technology Corp.                                       56,004   72,373
    Simplo Technology Co., Ltd.                                     64,000  314,689
    Sinbon Electronics Co., Ltd.                                    78,000   92,803
    Sincere Navigation Corp.                                       101,350   94,208
    Singatron Enterprise Co., Ltd.                                  36,000   19,351
    Sinmag Equipment Corp.                                           4,200   20,155
*   Sino-American Silicon Products, Inc.                           187,000  259,231
    Sinon Corp.                                                    100,000   56,010
    SinoPac Financial Holdings Co., Ltd.                         1,687,813  835,237
    Sinyi Realty Co.                                                43,328   79,315
    Sirtec International Co., Ltd.                                  35,000   67,265
    Sitronix Technology Corp.                                       24,434   40,758
    Soft-World International Corp.                                  34,000   76,697
    Solar Applied Materials Technology Co.                         113,000   96,211
*   Solytech Enterprise Corp.                                       32,000   11,863
    Sonix Technology Co., Ltd.                                      50,000   68,078
    Southeast Cement Co., Ltd.                                     137,000   79,245
    Sporton International, Inc.                                     17,170   61,841
    St Shine Optical Co., Ltd.                                       9,000  265,071
    Standard Foods Corp.                                            46,627  142,971
*   Star Comgistic Capital Co., Ltd.                                89,000   36,655
    Stark Technology, Inc.                                          39,000   40,457
    Sunonwealth Electric Machine Industry Co., Ltd.                 30,000   17,404
    Sunrex Technology Corp.                                         57,028   23,894
    Sunspring Metal Corp.                                           26,000   76,992
*   Super Dragon Technology Co., Ltd.                                8,000    5,580
    Supreme Electronics Co., Ltd.                                   45,000   22,836
    Swancor Ind Co., Ltd.                                            9,000   19,306
    Sweeten Construction Co., Ltd.                                  29,580   19,179
    Syncmold Enterprise Corp.                                       37,000   63,523
#   Synnex Technology International Corp.                          321,874  513,495
    Sysage Technology Co., Ltd.                                     15,750   16,808
    TA Chen Stainless Pipe                                         220,342  105,524
*   Ta Chong Bank, Ltd.                                            513,973  180,287
*   Ta Chong Securities Co., Ltd.                                    2,000      612
    Ta Ya Electric Wire & Cable                                    152,174   36,148
    TA-I Technology Co., Ltd.                                       57,282   29,674
    Tah Hsin Industrial Co., Ltd.                                   50,000   48,848
    Tai Tung Communication Co., Ltd.                                27,000   34,246
#   Taichung Commercial Bank                                       599,168  222,203
    TaiDoc Technology Corp.                                         14,000   37,997
    Taiflex Scientific Co., Ltd.                                    62,000  128,673
    Taimide Tech, Inc.                                              11,000    9,030

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Tainan Enterprises Co., Ltd.                                    67,000 $   75,950
    Tainan Spinning Co., Ltd.                                      388,695    292,962
    Taishin Financial Holding Co., Ltd.                          2,262,690  1,142,776
*   Taisun Enterprise Co., Ltd.                                     91,670     47,035
*   Taita Chemical Co., Ltd.                                        63,000     26,951
    Taiwan Acceptance Corp.                                         16,000     40,142
*   Taiwan Business Bank                                         1,000,081    307,378
    Taiwan Cement Corp.                                            697,375  1,014,952
    Taiwan Chinsan Electronic Industrial Co., Ltd.                  33,000     53,575
    Taiwan Cogeneration Corp.                                       91,077     56,412
    Taiwan Cooperative Financial Holding                         1,282,661    721,250
    Taiwan Fertilizer Co., Ltd.                                    198,000    471,817
    Taiwan Fire & Marine Insurance Co.                              53,520     42,692
    Taiwan FU Hsing Industrial Co., Ltd.                            30,000     33,680
    Taiwan Glass Industry Corp.                                    242,532    245,436
    Taiwan Hon Chuan Enterprise Co., Ltd.                           74,054    156,093
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                  30,000     22,741
*   Taiwan Kolin Co., Ltd.                                         292,000         --
*   Taiwan Land Development Corp.                                  241,738     92,782
*   Taiwan Life Insurance Co., Ltd.                                 96,907     85,912
    Taiwan Line Tek Electronic                                      24,000     20,312
    Taiwan Mask Corp.                                              120,700     39,245
    Taiwan Mobile Co., Ltd.                                        112,800    384,749
    Taiwan Navigation Co., Ltd.                                     40,000     37,093
    Taiwan Paiho, Ltd.                                              56,068     77,706
    Taiwan PCB Techvest Co., Ltd.                                   59,733     68,483
    Taiwan Prosperity Chemical Corp.                                62,000     63,519
*   Taiwan Pulp & Paper Corp.                                      139,000     60,835
    Taiwan Sakura Corp.                                             92,000     59,506
    Taiwan Secom Co., Ltd.                                          53,000    128,437
    Taiwan Semiconductor Co., Ltd.                                  60,000     49,343
    Taiwan Semiconductor Manufacturing Co., Ltd.                 2,131,214  7,854,728
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR      45,700    841,337
*   Taiwan Styrene Monomer                                         116,538     88,834
    Taiwan Surface Mounting Technology Co., Ltd.                    78,750    112,171
*   Taiwan TEA Corp.                                               190,648    156,769
    Taiwan Union Technology Corp.                                   50,000     38,241
    Taiyen Biotech Co., Ltd.                                        58,000     49,630
*   Tatung Co., Ltd.                                               817,688    226,698
    Te Chang Construction Co., Ltd.                                 21,960     20,001
    Teco Electric and Machinery Co., Ltd.                          567,000    604,717
*   Tekcore Co., Ltd.                                               12,000      5,417
    Test Research, Inc.                                             35,571     48,405
    Test-Rite International Co., Ltd.                               93,568     72,842
    Thinking Electronic Industrial Co., Ltd.                        18,000     20,875
    Thye Ming Industrial Co., Ltd.                                  46,125     53,238
    Ton Yi Industrial Corp.                                        207,300    229,375
    Tong Hsing Electronic Industries, Ltd.                          34,009    179,911
    Tong Yang Industry Co., Ltd.                                   138,640    215,885
    Tong-Tai Machine & Tool Co., Ltd.                               64,279     61,674
    Topco Scientific Co., Ltd.                                      58,240    102,096
    Topco Technologies Corp.                                         8,000     19,749

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Topoint Technology Co., Ltd.                                    56,540 $   43,365
    Toung Loong Textile Manufacturing                               22,000     83,888
    Transasia Airways Corp.                                         27,000     11,286
    Transcend Information, Inc.                                     33,890    107,033
    Tripod Technology Corp.                                        103,170    204,005
    Tsann Kuen Enterprise Co., Ltd.                                 32,000     45,059
    TSRC Corp.                                                     128,050    236,762
    Ttet Union Corp.                                                32,000     72,874
    Tung Ho Steel Enterprise Corp.                                 283,654    254,351
    Tung Thih Electronic Co., Ltd.                                  23,073     68,542
    TURVO International Co., Ltd.                                   13,200     55,378
    TXC Corp.                                                      110,204    136,045
*   TYC Brother Industrial Co., Ltd.                                13,091      7,474
*   Tycoons Group Enterprise                                       118,000     23,512
*   Tyntek Corp.                                                    79,624     19,471
    TZE Shin International Co., Ltd.                                36,650     14,718
    U-Ming Marine Transport Corp.                                   93,000    152,723
#   Ubright Optronics Corp.                                         14,300     33,268
    Uni-President Enterprises Corp.                                442,748    843,138
    Unimicron Technology Corp.                                     449,312    355,373
*   Union Bank Of Taiwan                                           298,692    109,306
*   Unitech Printed Circuit Board Corp.                            188,979     81,167
    United Integrated Services Co., Ltd.                            64,000     70,671
    United Microelectronics Corp.                                2,502,081  1,061,416
#   United Microelectronics Corp. Sponsored ADR                    146,700    300,735
    Unity Opto Technology Co., Ltd.                                 83,593     65,478
    Universal Cement Corp.                                         128,000    117,521
*   Unizyx Holding Corp.                                           120,118     62,468
    UPC Technology Corp.                                           229,458    110,886
    USI Corp.                                                      224,372    164,601
    Vanguard International Semiconductor Corp.                     166,000    179,434
    Ve Wong Corp.                                                   20,000     16,869
#*  Via Technologies, Inc.                                          76,998     62,969
    Visual Photonics Epitaxy Co., Ltd.                              75,677     76,451
    Vivotek, Inc.                                                    5,175     30,087
*   Wafer Works Corp.                                               66,000     35,624
    Wah Hong Industrial Corp.                                       19,694     21,120
    Wah Lee Industrial Corp.                                        64,000    102,606
*   Walsin Lihwa Corp.                                           1,260,000    390,586
*   Walsin Technology Corp.                                        152,699     40,940
*   Walton Advanced Engineering, Inc.                               76,000     27,143
    Wan Hai Lines, Ltd.                                            291,247    156,952
    WAN HWA Enterprise Co.                                          10,400      5,295
    Ways Technical Corp., Ltd.                                      16,000     23,306
    Wei Chuan Foods Corp.                                          101,000    191,283
*   Wei Mon Industry Co., Ltd.                                     118,763     38,991
    Weikeng Industrial Co., Ltd.                                    51,750     38,380
    Well Shin Technology Co., Ltd.                                  29,160     49,652
    Weltrend Semiconductor                                          53,100     50,801
    Win Semiconductors Corp.                                       168,000    148,180
*   Winbond Electronics Corp.                                    1,092,000    275,641
#*  Wintek Corp.                                                   684,871    255,825

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
TAIWAN -- (Continued)
#   Wisdom Marine Lines Co., Ltd.                                   52,500 $     63,000
#   Wistron Corp.                                                  680,736      639,092
    Wistron NeWeb Corp.                                             69,511      167,416
    WPG Holdings, Ltd.                                             378,847      460,791
    WT Microelectronics Co., Ltd.                                  102,111      121,976
    WUS Printed Circuit Co., Ltd.                                   75,000       33,719
    X-Legend Entertainment Co., Ltd.                                 1,500        6,814
    XAC Automation Corp.                                            29,000       39,810
#   Xxentria Technology Materials Corp.                             32,000       61,313
    Yageo Corp.                                                    491,400      167,362
    YC INOX Co., Ltd.                                              104,000       72,927
#   YeaShin International Development Co., Ltd.                     73,426       57,496
    Yem Chio Co., Ltd.                                             103,996       79,210
    YFY, Inc.                                                      433,891      230,262
*   Yieh Phui Enterprise Co., Ltd.                                 333,881      105,619
    Young Fast Optoelectronics Co., Ltd.                            50,298       55,211
    Young Optics, Inc.                                              27,000       56,443
    Youngtek Electronics Corp.                                      32,371       64,857
    Yuanta Financial Holding Co., Ltd.                           2,176,735    1,186,991
    Yulon Motor Co., Ltd.                                          263,783      465,604
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                25,362       59,857
    Yungtay Engineering Co., Ltd.                                   86,000      252,355
    Zeng Hsing Industrial Co., Ltd.                                 13,649       80,140
    Zenitron Corp.                                                  40,000       25,957
    Zhen Ding Technology Holding, Ltd.                              56,000      131,338
*   Zig Sheng Industrial Co., Ltd.                                 113,231       40,657
    Zinwell Corp.                                                   78,010       84,006
    Zippy Technology Corp.                                          16,000       15,944
    ZongTai Real Estate Development Co., Ltd.                       11,000       13,523
                                                                           ------------
TOTAL TAIWAN                                                                110,654,628
                                                                           ------------
THAILAND -- (3.3%)
    AAPICO Hitech PCL                                               84,120       45,675
    Advanced Info Service PCL                                       99,900      818,458
    Airports of Thailand PCL                                        69,100      470,657
    AJ Plast PCL                                                    60,300       19,761
    Amata Corp. PCL                                                126,800       69,664
    AP Thailand PCL                                                389,220       68,153
*   Asia Green Energy PCL                                           87,200        7,284
    Asia Plus Securities PCL                                       671,700       81,575
    Asian Insulators PCL                                            61,700       30,924
    Bangchak Petroleum PCL                                         202,100      215,898
    Bangkok Aviation Fuel Services PCL                              54,500       44,651
    Bangkok Bank PCL(6077019)                                       76,000      503,004
    Bangkok Bank PCL(6368360)                                       80,200      530,802
    Bangkok Expressway PCL                                         131,800      153,502
    Bangkok Insurance PCL                                            1,700       20,209
    Bangkok Life Assurance PCL                                      87,500      177,108
*   Bangkok Metro PCL                                            1,686,100       59,589
    Bangkokland PCL                                              4,176,500      230,798
    Bank of Ayudhya PCL(6359933)                                   201,500      247,627
    Bank of Ayudhya PCL(6075949)                                   283,500      348,398

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                   SHARES   VALUE++
                                                                 ---------- --------
THAILAND -- (Continued)
    Banpu PCL(BDSTDQ6)                                              337,000 $313,992
    Banpu PCL(6368348)                                               21,000   19,566
    BEC World PCL                                                   130,200  243,668
    Big C Supercenter PCL(6763932)                                   22,000  137,831
    Big C Supercenter PCL(6368434)                                   39,300  246,217
    CalComp Electronics Thailand PCL                                541,400   53,923
    Central Pattana PCL                                             263,900  406,978
    Central Plaza Hotel PCL                                         136,400  172,006
    CH Karnchang PCL                                                238,900  170,396
    Charoen Pokphand Foods PCL                                      722,493  564,067
    Charoong Thai Wire & Cable PCL                                   92,500   31,205
    CP ALL PCL                                                      330,000  416,145
    CS Loxinfo PCL                                                   30,600   10,913
    Delta Electronics Thailand PCL                                  137,200  210,484
    Dhipaya Insurance PCL                                            38,400   35,778
    Diamond Building Products PCL                                    58,500   17,010
    DSG International Thailand PCL                                   67,000   21,741
    Dynasty Ceramic PCL                                              42,100   72,365
    Eastern Water Resources Development and Management PCL          173,400   70,753
    Erawan Group PCL (The)                                          550,400   83,466
    Esso Thailand PCL                                               532,100  119,669
*   G J Steel PCL                                                11,407,500   25,655
*   GFPT PCL                                                        167,700   51,186
    Glow Energy PCL                                                 150,100  350,836
*   GMM Grammy PCL                                                   78,480   39,082
*   Golden Land Property Development PCL                             98,200   24,609
*   Grand Canal Land PCL                                            605,900   58,400
    Gunkul Engineering PCL                                           37,100   19,548
    Hana Microelectronics PCL                                       126,201   92,446
    Hemaraj Land and Development PCL                              1,428,100  159,672
    Home Product Center PCL                                         512,047  190,835
    ICC International PCL                                            27,800   35,727
    Indorama Ventures PCL                                           574,500  461,446
    IRPC PCL                                                      2,756,200  317,018
*   Italian-Thai Development PCL                                    748,366  140,657
    Jasmine International PCL                                       643,800  174,783
    Jaymart PCL                                                      42,200   29,828
    Kasikornbank PCL(6888794)                                       123,800  771,637
    Kasikornbank PCL(6364766)                                       114,600  699,566
    KCE Electronics PCL                                              42,200   24,812
    KGI Securities Thailand PCL                                     370,400   34,273
    Khon Kaen Sugar Industry PCL                                    230,700   93,392
    Kiatnakin Bank PCL                                              139,100  186,584
    Krung Thai Bank PCL                                           1,425,550  929,756
    Krungthai Card PCL                                               40,200   44,236
    Land and Houses PCL(6581930)                                    323,000  114,153
    Land and Houses PCL(6581941)                                    609,600  215,441
    Lanna Resources PCL                                              67,200   26,772
    LH Financial Group PCL                                        1,429,460   61,082
    Loxley PCL                                                      405,163   61,962
    LPN Development PCL                                             187,100  131,646
    Major Cineplex Group PCL                                        161,500   99,105

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE++
                                                                 --------- ----------
THAILAND -- (Continued)
    MBK PCL                                                         25,100 $  120,964
    MCOT PCL                                                        82,400     91,997
    Minor International PCL                                        408,960    364,615
    Modernform Group PCL                                            18,700      5,587
*   Nation Multimedia Group PCL                                    753,500     36,313
    Polyplex Thailand PCL                                          144,500     47,354
    Precious Shipping PCL                                          134,300     82,845
    Property Perfect PCL                                         1,240,300     43,435
    Pruksa Real Estate PCL                                         282,400    202,330
    PTT Exploration & Production PCL                               274,286  1,484,890
    PTT Global Chemical PCL                                        405,456  1,022,596
    PTT PCL(6420390)                                               145,100  1,477,806
    PTT PCL(6420408)                                                28,700    292,302
    Quality Houses PCL                                           1,345,983    131,463
*   Raimon Land PCL                                                388,000     15,582
    Ratchaburi Electricity Generating Holding PCL(6294249)          85,400    138,561
    Ratchaburi Electricity Generating Holding PCL(6362771)          63,600    103,190
*   Regional Container Lines PCL                                    84,500     17,918
    Robinson Department Store PCL                                  107,500    182,189
    Rojana Industrial Park PCL                                     176,600     43,405
    RS PCL                                                          78,400     21,536
    Saha-Union PCL                                                  28,200     34,429
*   Sahaviriya Steel Industries PCL                              4,332,600     51,504
    Samart Corp. PCL                                               133,000     86,317
    Samart I-Mobile PCL                                            672,700     73,916
    Samart Telcoms PCL                                              49,400     26,823
    Sansiri PCL                                                  1,393,500    100,287
    SC Asset Corp PCL                                              705,275     85,200
    Siam Cement PCL(6609906)                                        10,000    141,365
    Siam Cement PCL(6609928)                                        30,000    412,530
    Siam City Cement PCL                                            19,000    242,956
    Siam Commercial Bank PCL                                       234,600  1,239,894
    Siam Future Development PCL                                    169,593     36,234
    Siam Global House PCL                                          177,683    109,036
    Siamgas & Petrochemicals PCL                                   191,800     85,039
    Sino Thai Engineering & Construction PCL                       170,742    127,268
    SNC Former PCL                                                  42,000     26,583
    Somboon Advance Technology PCL                                  42,750     22,525
*   SPCG PCL                                                        97,200     71,827
    Sri Trang Agro-Industry PCL                                    201,700     87,484
    Srithai Superware PCL                                           26,700     15,784
    STP & I PCL                                                    102,400     66,786
    Supalai PCL(6554675)                                           282,700    160,764
    Supalai PCL(6554749)                                            30,000     17,060
    Susco PCL                                                      272,600     32,756
*   SVI PCL                                                        459,885     54,669
    Symphony Communication PCL                                      14,600      6,004
*   Tata Steel Thailand PCL                                      1,019,200     27,834
    Thai Airways International PCL                                 320,600    209,098
    Thai Carbon Black PCL                                           52,300     37,723
    Thai Central Chemical PCL                                       23,300     20,961
    Thai Factory Development PCL                                    79,600     22,761

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
THAILAND -- (Continued)
    Thai Oil PCL                                                   252,900 $   511,894
*   Thai Reinsurance PCL                                           269,700      34,140
    Thai Rung Union Car PCL                                         97,200      21,392
    Thai Stanley Electric PCL                                       11,300      83,502
    Thai Tap Water Supply PCL                                      598,700     198,124
    Thai Union Frozen Products PCL                                 170,658     308,418
    Thai Vegetable Oil PCL                                         115,700      67,654
    Thai-German Ceramic PCL                                        208,400      22,765
    Thaicom PCL                                                    160,200     204,593
    Thanachart Capital PCL                                         239,900     265,913
    Thitikorn PCL                                                   50,500      18,659
*   Thoresen Thai Agencies PCL                                     135,394      76,995
    Ticon Industrial Connection PCL                                147,337      84,260
    Tipco Asphalt PCL                                               18,400      35,174
*   TIPCO Foods PCL                                                127,100      38,385
    Tisco Financial Group PCL                                       90,000     127,229
    TMB Bank PCL                                                 4,091,300     360,166
    Total Access Communication PCL                                 107,100     387,108
    Toyo-Thai Corp. PCL(B5ML0D8)                                    45,600      56,405
    Toyo-Thai Corp. PCL(B5ML0B6)                                    66,600      82,381
    TPI Polene PCL                                                 408,100     169,140
*   True Corp. PCL                                               1,106,047     314,491
    Union Mosaic Industry PCL                                       67,500      22,337
    Unique Engineering & Construction PCL                          153,000      40,308
    Univanich Palm Oil PCL                                          37,000      12,720
    Univentures PCL                                                356,100      88,668
    Vanachai Group PCL                                              83,100       7,476
    Vinythai PCL                                                   159,500      59,957
    Workpoint Entertainment PCL                                     30,900      32,761
                                                                           -----------
TOTAL THAILAND                                                              26,621,365
                                                                           -----------
TURKEY -- (2.2%)
    Adana Cimento Sanayii TAS Class A                               21,647      44,345
    Adel Kalemcilik Ticaret ve Sanayi A.S.                           1,216      35,605
    Akbank TAS                                                     377,061   1,473,786
    Akcansa Cimento A.S.                                            21,674     121,065
#*  Akenerji Elektrik Uretim A.S.                                   75,679      50,693
#*  Akfen Holding A.S.                                              46,043      99,888
    Aksa Akrilik Kimya Sanayii                                      43,481     179,335
    Aksigorta A.S.                                                  59,107      82,244
    Alarko Holding A.S.                                             34,317     101,527
*   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.             2,373      59,103
*   Anadolu Anonim Tuerk Sigorta Sirketi                            78,516      51,865
    Anadolu Cam Sanayii A.S.                                        73,810      89,627
#   Anadolu Hayat Emeklilik A.S.                                    31,050      76,074
*   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.                    3,631      37,438
    Arcelik A.S.                                                    62,772     399,736
*   Asya Katilim Bankasi A.S.                                      238,653     241,795
    Bagfas Bandirma Gubre Fabrik                                     1,597      33,522
*   Banvit Bandirma Vitaminli Yem Sanayii ASA                        8,696      12,623
*   Baticim Bati Anadolu Cimento Sanayii A.S.                       18,986      62,715
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.              53,022      62,865

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------- --------
TURKEY -- (Continued)
#   BIM Birlesik Magazalar A.S.                                   29,060 $607,990
    Bizim Toptan Satis Magazalari A.S.                             6,079   72,971
    Bolu Cimento Sanayii A.S.                                     13,224   18,883
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                 2,700   44,395
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.              16,934   49,752
    Bursa Cimento Fabrikasi A.S.                                   8,612   19,071
    Celebi Hava Servisi A.S.                                       1,711   12,249
    Cimsa Cimento Sanayi VE Tica                                  19,839  128,297
    Coca-Cola Icecek A.S.                                          7,251  207,364
*   Dogan Sirketler Grubu Holding A.S.                           317,148  142,707
#*  Dogan Yayin Holding A.S.                                     296,647  102,187
    Dogus Otomotiv Servis ve Ticaret A.S.                         21,854  104,632
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.               4,061    8,885
    Eczacibasi Yatirim Holding Ortakligi A.S.                     10,853   34,828
    EGE Seramik Sanayi ve Ticaret A.S.                            35,231   47,265
    Enka Insaat ve Sanayi A.S.                                    92,197  269,573
    Eregli Demir ve Celik Fabrikalari TAS                        548,806  758,810
    Fenerbahce Futbol A.S.                                           555    9,682
    Ford Otomotiv Sanayi A.S.                                     14,997  210,543
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.              808   12,763
    Gentas Genel Metal Sanayi ve Ticaret A.S.                     36,786   21,349
    Global Yatirim Holding A.S.                                   98,266   67,815
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.           2,037   58,232
    Goodyear Lastikleri TAS                                        1,186   37,173
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                24,024   72,438
#*  GSD Holding                                                  176,329  110,984
*   Gubre Fabrikalari TAS                                          6,731   56,261
*   Gunes Sigorta                                                 11,861   11,216
*   Hurriyet Gazetecilik A.S.                                     27,657   10,489
*   Ihlas Madencilik A.S.                                          8,037   28,851
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
    A.S.                                                           5,919   11,994
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.                   29,013   73,466
*   Is Finansal Kiralama A.S.                                     16,930    8,298
*   Izmir Demir Celik Sanayi A.S.                                 13,823   19,072
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   74,534   72,104
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B   30,002   65,065
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  324,358  203,733
    Kartonsan Karton Sanayi ve Ticaret A.S.                          574   72,373
*   Kerevitas Gida Sanayi ve Ticaret A.S.                            308    5,594
    KOC Holding A.S.                                             132,100  646,992
    Konya Cimento Sanayii A.S.                                       173   25,134
    Koza Altin Isletmeleri A.S.                                    6,431  113,759
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.                70,788  153,614
    Mardin Cimento Sanayii ve Ticaret A.S.                        10,685   24,301
*   Marshall Boya ve Vernik                                        1,004   22,332
*   Menderes Tekstil Sanayi ve Ticaret A.S.                        7,162    1,896
*   Metro Ticari ve Mali Yatirimlar Holding A.S.                  47,720   15,989
*   Migros Ticaret A.S.                                            7,692   68,342
    Mutlu Aku ve Malzemeleri Sanayi AS                             7,218   26,168
*   Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS                 906   11,590
    NET Holding A.S.                                              46,905   55,954
    Netas Telekomunikasyon A.S.                                   12,310   45,769

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- ------------
TURKEY -- (Continued)
    Nuh Cimento Sanayi A.S.                                       13,377 $     75,146
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.        33,380       96,336
*   Petkim Petrokimya Holding A.S.                               142,470      224,263
    Pinar Entegre Et ve Un Sanayi A.S.                             5,800       22,355
    Pinar SUT Mamulleri Sanayii A.S.                               7,182       62,221
*   Polyester Sanayi A.S.                                         51,100       28,339
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           14,081       21,514
*   Sekerbank TAS                                                139,437      131,930
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     62,227       61,920
    Soda Sanayii A.S.                                             48,315       63,830
*   TAT Konserve Sanayii A.S.                                     42,626       54,544
    TAV Havalimanlari Holding A.S.                                35,427      256,336
    Tekfen Holding A.S.                                           72,271      173,830
*   Tekstil Bankasi A.S.                                          83,398       64,177
    Tofas Turk Otomobil Fabrikasi A.S.                            20,384      134,756
#   Trakya Cam Sanayi A.S.                                       134,264      166,303
    Tupras Turkiye Petrol Rafinerileri A.S.                       30,179      682,179
    Turcas Petrol A.S.                                            28,793       45,175
#   Turk Telekomunikasyon A.S.                                    47,806      164,736
    Turk Traktor ve Ziraat Makineleri A.S.                         3,555      116,956
*   Turkcell Iletisim Hizmetleri A.S.                             48,493      300,930
*   Turkcell Iletisim Hizmetleri A.S. ADR                         34,271      535,998
    Turkiye Garanti Bankasi A.S.                                 484,986    1,944,712
    Turkiye Halk Bankasi A.S.                                    111,993      899,893
    Turkiye Is Bankasi                                           330,670      903,351
#   Turkiye Sinai Kalkinma Bankasi A.S.                          307,964      299,924
#   Turkiye Sise ve Cam Fabrikalari A.S.                         204,083      299,462
    Turkiye Vakiflar Bankasi Tao                                 240,284      574,938
#   Ulker Biskuvi Sanayi A.S.                                     24,642      187,975
*   Vestel Beyaz Esya Sanayi ve Ticaret A.S.                       9,933       14,753
*   Vestel Elektronik Sanayi ve Ticaret A.S.                      43,607       44,650
*   Yapi Kredi Sigorta A.S.                                        6,922       65,188
    Yapi ve Kredi Bankasi A.S.                                   182,534      421,311
#*  Zorlu Enerji Elektrik Uretim A.S.                             71,834       47,413
                                                                         ------------
TOTAL TURKEY                                                               17,584,389
                                                                         ------------
TOTAL COMMON STOCKS                                                       739,885,852
                                                                         ------------
PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
    AES Tiete SA                                                  25,033      245,343
    Alpargatas SA                                                 31,289      215,623
    Banco ABC Brasil SA                                           27,641      170,091
    Banco Bradesco SA                                            270,290    3,894,050
    Banco Daycoval SA                                             15,600       62,065
    Banco do Estado do Rio Grande do Sul SA Class B               66,616      479,871
    Banco Industrial e Comercial SA                               21,889       73,281
*   Banco Panamericano SA                                         44,100      104,153
    Banco Pine SA                                                  7,811       36,671
    Centrais Eletricas Brasileiras SA Class B                     46,500      241,162
*   Centrais Eletricas de Santa Catarina SA                        6,450       51,370
    Cia Brasileira de Distribuicao Grupo Pao de Acucar             8,714      432,912

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE++
                                                                 ------- -----------
BRAZIL -- (Continued)
    Cia de Gas de Sao Paulo Class A                                6,800 $   180,098
    Cia de Saneamento do Parana                                      100         308
*   Cia de Transmissao de Energia Eletrica Paulista               10,487     149,596
    Cia Energetica de Minas Gerais                                27,225     242,208
    Cia Energetica de Sao Paulo Class B                           42,400     442,633
    Cia Energetica do Ceara Class A                                7,465     131,459
    Cia Ferro Ligas da Bahia--Ferbasa                             16,000      97,790
    Cia Paranaense de Energia                                      5,968      83,434
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA        34,595     153,909
    Eucatex SA Industria e Comercio                                6,800      20,390
    Forjas Taurus SA                                              26,718      25,731
    Gerdau SA                                                     10,737      84,727
*   Gol Linhas Aereas Inteligentes SA                             29,600     149,199
    Itau Unibanco Holding SA                                     331,418   5,127,976
    Klabin SA                                                    110,100     585,479
    Lojas Americanas SA                                           72,247     537,016
    Marcopolo SA                                                 113,800     293,377
    Oi SA                                                         21,363      35,720
    Petroleo Brasileiro SA                                       269,582   2,444,332
    Randon Participacoes SA                                       58,300     330,639
    Saraiva SA Livreiros Editores                                  9,515     120,788
    Suzano Papel e Celulose SA Class A                           122,400     494,363
    Telefonica Brasil SA                                             962      21,133
    Unipar Participacoes SA Class B                              125,400      26,773
*   Usinas Siderurgicas de Minas Gerais SA Class A               160,300     847,229
    Vale SA                                                       22,900     335,192
                                                                         -----------
TOTAL BRAZIL                                                              18,968,091
                                                                         -----------
CHILE -- (0.0%)
    Embotelladora Andina SA                                       18,695      79,416
    Embotelladora Andina SA Class B                               18,186     102,352
                                                                         -----------
TOTAL CHILE                                                                  181,768
                                                                         -----------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                           23,110      51,841
    Banco Davivienda SA                                           23,138     303,477
    Grupo Aval Acciones y Valores                                199,381     138,551
    Grupo de Inversiones Suramericana SA                           3,476      69,066
                                                                         -----------
TOTAL COLOMBIA                                                               562,935
                                                                         -----------
TOTAL PREFERRED STOCKS                                                    19,712,794
                                                                         -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia de Saneamento do Parana Rights 11/19/13                       15          --
*   Refinaria de Petroleos de Manguinhos SA Rights 01/02/14        4,365         136
                                                                         -----------
TOTAL BRAZIL                                                                     136
                                                                         -----------
CHILE -- (0.0%)
*   Salfacorp SA Rights 11/08/13                                   5,806           3
                                                                         -----------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                    SHARES      VALUE++
                                                                   ---------- ------------
MALAYSIA -- (0.0%)
*     Malaysian Resources Corp. Bhd Warrants 09/16/18                 179,667 $     14,519
                                                                              ------------
POLAND -- (0.0%)
*     Polimex-Mostostal SA Rights                                      92,257           --
                                                                              ------------
SOUTH KOREA -- (0.0%)
*     Hanwha General Insurance Co., Ltd. Rights 11/08/13                3,578        1,012
*     Hyundai Merchant Marine Co., Ltd. Rights 11/05/13                 1,031           --
                                                                              ------------
TOTAL SOUTH KOREA                                                                    1,012
                                                                              ------------
TOTAL RIGHTS/WARRANTS                                                               15,670
                                                                              ------------
                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)      VALUE+
                                                                   ---------- ------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@  DFA Short Term Investment Fund                                4,667,243   54,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $160,553 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $145,191) to be repurchased at
        $142,344                                                   $      142      142,344
                                                                              ------------
TOTAL SECURITIES LENDING COLLATERAL                                             54,142,344
                                                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $732,651,756)                             $813,756,660
                                                                              ============

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES   VALUE+
                                                                 ------ -----------
COMMON STOCKS -- (93.7%)
Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A                               3,914 $    21,253
    Aaron's, Inc.                                                 7,750     219,868
#   Abercrombie & Fitch Co. Class A                               8,850     331,698
    Advance Auto Parts, Inc.                                      7,900     783,522
#*  Aeropostale, Inc.                                             8,325      77,339
*   AFC Enterprises, Inc.                                         2,600     115,908
#   AH Belo Corp. Class A                                         1,226       9,857
*   Amazon.com, Inc.                                             38,978  14,189,161
    Ambassadors Group, Inc.                                       1,423       5,251
*   AMC Networks, Inc. Class A                                    5,981     419,208
#*  America's Car-Mart, Inc.                                      1,100      50,314
#*  American Apparel, Inc.                                          532         713
    American Eagle Outfitters, Inc.                              18,300     283,467
#*  American Public Education, Inc.                               2,200      88,066
*   ANN, Inc.                                                     5,225     184,756
*   Apollo Group, Inc. Class A                                   10,210     272,505
    Arctic Cat, Inc.                                              2,500     131,000
*   Asbury Automotive Group, Inc.                                 2,900     139,345
*   Ascena Retail Group, Inc.                                    13,900     275,081
#*  Ascent Capital Group, Inc. Class A                            1,135      95,817
#   Autoliv, Inc.                                                10,143     905,060
*   AutoNation, Inc.                                              4,387     211,585
*   AutoZone, Inc.                                                3,800   1,651,822
*   Ballantyne Strong, Inc.                                       2,600      12,974
#*  Bally Technologies, Inc.                                      4,400     321,816
#*  Barnes & Noble, Inc.                                          3,400      48,042
    Bassett Furniture Industries, Inc.                              306       4,284
#   Beasley Broadcasting Group, Inc. Class A                        325       2,818
*   Beazer Homes USA, Inc.                                          779      14,154
#   bebe stores, Inc.                                             3,388      20,430
*   Bed Bath & Beyond, Inc.                                      22,104   1,709,081
    Belo Corp. Class A                                            8,900     122,197
    Best Buy Co., Inc.                                           29,105   1,245,694
#   Big 5 Sporting Goods Corp.                                    2,146      40,581
*   Big Lots, Inc.                                                5,898     214,451
*   Biglari Holdings, Inc.                                          258     112,493
#*  BJ's Restaurants, Inc.                                        2,498      67,596
*   Blue Nile, Inc.                                               1,407      57,785
#   Blyth, Inc.                                                     836      11,545
    Bob Evans Farms, Inc.                                         3,500     199,815
*   Body Central Corp.                                            1,200       6,720
#   Bon-Ton Stores, Inc. (The)                                    2,096      23,999
*   Books-A-Million, Inc.                                         1,295       3,250
    BorgWarner, Inc.                                             12,365   1,275,202
*   Boyd Gaming Corp.                                             5,900      62,304
*   Bravo Brio Restaurant Group, Inc.                             1,543      23,037
#*  Bridgepoint Education, Inc.                                   2,100      41,160
#   Brinker International, Inc.                                   7,728     343,278
    Brown Shoe Co., Inc.                                          5,187     116,396
    Brunswick Corp.                                               9,823     443,312
#   Buckle, Inc. (The)                                            3,112     152,301

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  Buffalo Wild Wings, Inc.                                       2,000 $   285,160
*   Build-A-Bear Workshop, Inc.                                    2,400      18,864
#*  Cabela's, Inc.                                                 4,900     290,668
    Cablevision Systems Corp. Class A                             20,795     323,362
*   Cache, Inc.                                                    1,087       6,555
#*  Caesars Entertainment Corp.                                    1,600      27,872
#   Callaway Golf Co.                                              6,900      58,167
*   Cambium Learning Group, Inc.                                  11,314      16,518
#*  Capella Education Co.                                          1,400      85,288
*   Career Education Corp.                                         6,800      37,264
*   CarMax, Inc.                                                  24,738   1,162,439
*   Carmike Cinemas, Inc.                                          1,680      38,455
    Carnival Corp.                                                43,471   1,506,270
    Carriage Services, Inc.                                        2,167      43,535
*   Carrols Restaurant Group, Inc.                                 2,151      12,476
#   Carter's, Inc.                                                 6,800     470,220
    Cato Corp. (The) Class A                                       2,761      82,747
*   Cavco Industries, Inc.                                         1,157      67,765
    CBS Corp. Class A                                              5,128     303,116
    CBS Corp. Class B                                             62,458   3,693,766
    CEC Entertainment, Inc.                                        1,857      86,072
#*  Central European Media Enterprises, Ltd. Class A                 524       1,609
*   Charter Communications, Inc. Class A                           7,900   1,060,496
#   Cheesecake Factory, Inc. (The)                                 5,550     262,238
    Cherokee, Inc.                                                   542       7,436
    Chico's FAS, Inc.                                             18,000     308,700
*   Children's Place Retail Stores, Inc. (The)                     2,340     127,741
#*  Chipotle Mexican Grill, Inc.                                   3,385   1,783,793
#   Choice Hotels International, Inc.                              3,175     147,923
*   Christopher & Banks Corp.                                        817       4,714
    Churchill Downs, Inc.                                          1,444     124,054
    Cinemark Holdings, Inc.                                       11,217     368,030
*   Citi Trends, Inc.                                              1,200      17,616
#*  Clear Channel Outdoor Holdings, Inc. Class A                   3,850      32,725
    Coach, Inc.                                                   28,168   1,427,554
#*  Coldwater Creek, Inc.                                            300         300
#   Collectors Universe                                              600       9,990
#   Columbia Sportswear Co.                                        1,327      88,736
    Comcast Corp. Class A                                        224,903  10,700,885
    Comcast Corp. Special Class A                                 52,772   2,443,344
#*  Conn's, Inc.                                                   2,882     174,188
#   Cooper Tire & Rubber Co.                                       6,429     167,218
    Core-Mark Holding Co., Inc.                                    1,200      84,876
#*  Corinthian Colleges, Inc.                                      8,800      18,832
    Cracker Barrel Old Country Store, Inc.                         2,300     252,701
*   Crocs, Inc.                                                    9,700     118,146
*   Crown Media Holdings, Inc. Class A                               130         432
    CSS Industries, Inc.                                           1,250      32,363
#   CST Brands, Inc.                                               6,522     210,269
    CTC Media, Inc.                                                6,208      78,469
    Culp, Inc.                                                     1,492      28,870
#*  Cumulus Media, Inc. Class A                                    4,000      23,920

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
    Dana Holding Corp.                                            16,000 $  313,600
    Darden Restaurants, Inc.                                      12,962    667,932
#*  Deckers Outdoor Corp.                                          3,000    206,490
#*  dELiA*s, Inc.                                                  1,100      1,518
    Delphi Automotive P.L.C.                                      31,209  1,785,155
    Destination Maternity Corp.                                    1,600     49,984
#*  Destination XL Group, Inc.                                     4,200     29,190
#   DeVry, Inc.                                                      182      6,534
    Dick's Sporting Goods, Inc.                                    9,990    531,568
*   Digital Generation, Inc.                                       2,200     27,830
    Dillard's, Inc. Class A                                        3,826    313,655
    DineEquity, Inc.                                               1,700    139,519
*   DIRECTV                                                       57,609  3,599,986
*   Discovery Communications, Inc. Class A                        15,768  1,402,091
*   Discovery Communications, Inc. Class C                        11,452    947,195
    DISH Network Corp. Class A                                    23,355  1,125,711
*   Dollar General Corp.                                          30,484  1,761,366
*   Dollar Tree, Inc.                                             24,100  1,407,440
    Domino's Pizza, Inc.                                           5,786    388,009
#   Dorman Products, Inc.                                          2,578    125,317
    Dover Downs Gaming & Entertainment, Inc.                       2,000      3,020
    DR Horton, Inc.                                               29,700    562,815
#*  DreamWorks Animation SKG, Inc. Class A                         7,680    262,963
    Drew Industries, Inc.                                          2,271    114,140
    DSW, Inc. Class A                                              3,808    333,847
#   Dunkin' Brands Group, Inc.                                    10,785    514,229
#*  Education Management Corp.                                     3,571     54,636
    Einstein Noah Restaurant Group, Inc.                             395      7,047
#*  Entercom Communications Corp. Class A                          2,510     22,013
    Entravision Communications Corp. Class A                       4,908     33,080
#   Ethan Allen Interiors, Inc.                                    2,900     77,256
#*  EW Scripps Co. Class A                                         3,300     65,406
    Expedia, Inc.                                                 10,207    600,988
*   Express, Inc.                                                  8,200    190,322
    Family Dollar Stores, Inc.                                    11,175    769,734
*   Famous Dave's Of America, Inc.                                 1,098     19,819
*   Federal-Mogul Corp.                                            2,097     42,968
*   Fiesta Restaurant Group, Inc.                                  1,878     79,608
*   Fifth & Pacific Cos., Inc.                                    12,745    337,615
    Finish Line, Inc. (The) Class A                                5,300    132,712
    Foot Locker, Inc.                                             15,542    539,307
    Ford Motor Co.                                               386,912  6,620,064
*   Fossil Group, Inc.                                             5,703    723,939
#   Fred's, Inc. Class A                                           3,670     59,454
*   Fuel Systems Solutions, Inc.                                   1,392     25,000
#*  G-III Apparel Group, Ltd.                                      1,800    102,096
*   Gaiam, Inc. Class A                                            1,309      8,207
#   GameStop Corp. Class A                                        12,940    709,371
    Gaming Partners International Corp.                              800      6,640
    Gannett Co., Inc.                                             23,899    661,285
    Gap, Inc. (The)                                               32,880  1,216,231
#   Garmin, Ltd.                                                  12,906    603,356

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  Geeknet, Inc.                                                    500 $     9,590
*   General Motors Co.                                            75,960   2,806,722
#*  Genesco, Inc.                                                  2,400     163,464
#   Gentex Corp.                                                  15,495     456,173
#*  Gentherm, Inc.                                                 2,458      57,394
#   Genuine Parts Co.                                             16,830   1,326,709
    GNC Holdings, Inc. Class A                                    10,132     595,964
    Goodyear Tire & Rubber Co. (The)                              26,660     559,327
    Gordmans Stores, Inc.                                            279       2,762
#*  Grand Canyon Education, Inc.                                   4,308     203,639
*   Gray Television, Inc.                                          3,550      29,998
#   Group 1 Automotive, Inc.                                       2,780     177,920
#*  Groupon, Inc.                                                 27,605     252,034
#   Guess?, Inc.                                                   6,590     205,938
    H&R Block, Inc.                                               29,001     824,788
    Hanesbrands, Inc.                                             10,675     727,181
    Harley-Davidson, Inc.                                         24,000   1,536,960
    Harman International Industries, Inc.                          7,400     599,548
    Harte-Hanks, Inc.                                              3,368      26,843
#   Hasbro, Inc.                                                  12,600     650,790
    Haverty Furniture Cos., Inc.                                   1,700      47,277
*   Helen of Troy, Ltd.                                            4,100     191,552
#*  hhgregg, Inc.                                                  2,516      39,023
#*  Hibbett Sports, Inc.                                           2,888     168,457
    Hillenbrand, Inc.                                              6,405     180,749
    Home Depot, Inc. (The)                                       148,392  11,558,253
#*  HomeAway, Inc.                                                 3,600     106,740
#   Hooker Furniture Corp.                                         1,300      20,540
    HSN, Inc.                                                      4,220     221,128
*   Hyatt Hotels Corp. Class A                                     4,993     237,667
#*  Iconix Brand Group, Inc.                                       7,198     259,776
    International Game Technology                                 27,800     522,640
    International Speedway Corp. Class A                           2,075      67,873
    Interpublic Group of Cos., Inc. (The)                         44,816     752,909
    Interval Leisure Group, Inc.                                   4,458     108,196
#*  iRobot Corp.                                                   2,767      93,718
*   Isle of Capri Casinos, Inc.                                    3,400      27,574
#*  ITT Educational Services, Inc.                                 1,300      52,156
*   Jack in the Box, Inc.                                          4,400     178,992
#   JAKKS Pacific, Inc.                                            2,151      13,852
*   Jarden Corp.                                                   9,712     537,656
#*  JC Penney Co., Inc.                                           16,086     120,645
#   John Wiley & Sons, Inc. Class A                                5,120     257,485
    Johnson Controls, Inc.                                        70,796   3,267,235
    Johnson Outdoors, Inc. Class A                                 1,187      32,559
    Jones Group, Inc. (The)                                        8,808     136,876
#*  Jos A Bank Clothiers, Inc.                                     3,300     158,334
*   Journal Communications, Inc. Class A                           5,077      42,393
*   K12, Inc.                                                      2,215      40,490
#   KB Home                                                        8,900     151,033
*   Kid Brands, Inc.                                               1,200       1,674
*   Kirkland's, Inc.                                               1,502      26,661

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Kohl's Corp.                                                  23,760 $ 1,349,568
*   Kona Grill, Inc.                                               1,120      15,378
*   Krispy Kreme Doughnuts, Inc.                                   5,319     129,039
    L Brands, Inc.                                                26,236   1,642,636
    La-Z-Boy, Inc.                                                 6,000     138,480
#*  Lakeland Industries, Inc.                                      1,000       5,430
*   Lamar Advertising Co. Class A                                  6,915     316,085
    Las Vegas Sands Corp.                                         42,699   2,998,324
#*  LeapFrog Enterprises, Inc.                                     5,500      47,080
    Lear Corp.                                                    10,200     789,378
#*  Learning Tree International, Inc.                              1,342       3,852
#   Leggett & Platt, Inc.                                         15,277     454,338
#   Lennar Corp. Class A                                          17,141     609,363
    Lennar Corp. Class B                                           1,241      36,572
*   Libbey, Inc.                                                   2,200      46,970
*   Liberty Global P.L.C. Class A                                 22,037   1,727,040
*   Liberty Global P.L.C. Class B                                     95       7,461
*   Liberty Global P.L.C. Series C                                16,908   1,265,733
*   Liberty Interactive Corp. Class A                             55,690   1,501,402
*   Liberty Interactive Corp. Class B                                201       5,423
*   Liberty Media Corp. Class A                                   10,779   1,648,217
*   Liberty Media Corp. Class B                                      200      30,154
*   Liberty Ventures Series A                                      3,322     356,683
#*  Life Time Fitness, Inc.                                        4,178     189,765
    Lifetime Brands, Inc.                                            300       4,698
*   LIN Media LLC Class A                                          3,200      78,624
    Lincoln Educational Services Corp.                             2,164      10,344
#*  Lions Gate Entertainment Corp.                                 7,700     266,266
    Lithia Motors, Inc. Class A                                    2,487     156,308
*   Live Nation Entertainment, Inc.                               15,286     297,160
*   LKQ Corp.                                                     31,047   1,025,482
    Loral Space & Communications, Inc.                             1,300      92,781
    Lowe's Cos., Inc.                                            114,972   5,723,306
*   Luby's, Inc.                                                   1,849      14,163
#*  Lululemon Athletica, Inc.                                      8,363     577,465
#*  Lumber Liquidators Holdings, Inc.                              2,349     268,232
*   M/I Homes, Inc.                                                2,750      56,293
    Mac-Gray Corp.                                                 1,591      33,538
    Macy's, Inc.                                                  41,439   1,910,752
*   Madison Square Garden Co. (The) Class A                        6,500     393,380
    Marcus Corp.                                                   2,400      34,464
#   Marine Products Corp.                                          1,898      17,784
*   MarineMax, Inc.                                                1,700      25,041
    Marriott International, Inc. Class A                          27,826   1,254,396
*   Marriott Vacations Worldwide Corp.                             2,389     119,641
*   Martha Stewart Living Omnimedia Class A                        2,700       6,912
    Mattel, Inc.                                                  36,665   1,626,826
    Matthews International Corp. Class A                           2,000      81,200
#*  McClatchy Co. (The) Class A                                    4,300      12,126
    McDonald's Corp.                                             107,641  10,389,509
#   MDC Holdings, Inc.                                             4,445     129,750
#*  Media General, Inc. Class A                                      800      11,664

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Discretionary -- (Continued)
    Men's Wearhouse, Inc. (The)                                   5,635 $  238,361
#   Meredith Corp.                                                2,528    129,686
*   Meritage Homes Corp.                                          3,700    167,943
*   MGM Resorts International                                    40,164    764,723
*   Michael Kors Holdings, Ltd.                                  14,600  1,123,470
*   Modine Manufacturing Co.                                      3,907     52,041
*   Mohawk Industries, Inc.                                       6,632    878,209
*   Monarch Casino & Resort, Inc.                                 1,845     31,199
#   Monro Muffler Brake, Inc.                                     2,978    136,988
#   Morningstar, Inc.                                             2,287    183,623
*   Motorcar Parts of America, Inc.                                 783     10,711
    Movado Group, Inc.                                            2,362    110,140
#*  Multimedia Games Holding Co., Inc.                            2,364     76,854
*   Murphy USA, Inc.                                              4,848    196,732
    NACCO Industries, Inc. Class A                                  387     22,047
*   Nathan's Famous, Inc.                                           509     26,122
    National CineMedia, Inc.                                      6,419    112,461
*   Nautilus, Inc.                                                4,149     33,026
*   Netflix, Inc.                                                 5,700  1,838,136
*   New York & Co., Inc.                                          5,059     25,902
#   New York Times Co. (The) Class A                             14,000    193,620
#   Newell Rubbermaid, Inc.                                      31,068    920,545
*   News Corp. Class A                                           41,104    723,430
*   News Corp. Class B                                           11,390    204,223
    Nexstar Broadcasting Group, Inc. Class A                      2,793    123,981
    NIKE, Inc. Class B                                           76,495  5,795,261
#   Nordstrom, Inc.                                              17,146  1,036,819
#   Nutrisystem, Inc.                                             2,065     38,822
*   NVR, Inc.                                                       500    458,660
*   O'Reilly Automotive, Inc.                                    12,850  1,590,959
*   Office Depot, Inc.                                           26,000    145,340
    OfficeMax, Inc.                                               7,500    112,350
    Omnicom Group, Inc.                                          27,235  1,854,976
*   Orbitz Worldwide, Inc.                                        3,586     33,135
*   Orient-Express Hotels, Ltd. Class A                           8,827    117,487
#*  Outerwall, Inc.                                               2,800    181,944
*   Overstock.com, Inc.                                           1,830     42,877
    Oxford Industries, Inc.                                       1,382     99,186
#*  Pacific Sunwear of California, Inc.                           6,000     16,140
#*  Panera Bread Co. Class A                                      3,075    485,604
    Papa John's International, Inc.                               1,900    143,773
*   Penn National Gaming, Inc.                                    6,827    399,448
    Penske Automotive Group, Inc.                                 4,700    186,214
#*  Pep Boys-Manny Moe & Jack (The)                               4,332     56,056
    Perry Ellis International, Inc.                                 969     18,421
#   PetMed Express, Inc.                                          2,200     32,648
#   PetSmart, Inc.                                               11,200    814,912
    Pier 1 Imports, Inc.                                         10,500    219,240
*   Pinnacle Entertainment, Inc.                                  5,100    119,340
#   Polaris Industries, Inc.                                      6,994    915,864
    Pool Corp.                                                    5,100    277,338
*   priceline.com, Inc.                                           5,482  5,777,096

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
    PulteGroup, Inc.                                              36,663 $  647,102
    PVH Corp.                                                      8,755  1,090,610
#*  Quiksilver, Inc.                                               8,658     72,035
#*  RadioShack Corp.                                              11,260     31,641
    Ralph Lauren Corp.                                             6,300  1,043,532
*   Red Lion Hotels Corp.                                          2,034     12,245
*   Red Robin Gourmet Burgers, Inc.                                1,300     99,034
#   Regal Entertainment Group Class A                              9,436    179,378
#   Regis Corp.                                                    4,556     66,062
#   Rent-A-Center, Inc.                                            6,145    210,405
#*  Rentrak Corp.                                                  1,137     42,626
    RG Barry Corp.                                                 1,300     24,804
#*  Rick's Cabaret International, Inc.                             1,000     11,290
    Rocky Brands, Inc.                                               231      3,502
    Ross Stores, Inc.                                             24,000  1,856,400
    Royal Caribbean Cruises, Ltd.                                 15,100    634,804
*   Ruby Tuesday, Inc.                                             5,370     31,844
    Ruth's Hospitality Group, Inc.                                 4,284     52,222
#   Ryland Group, Inc. (The)                                       4,600    184,920
    Saga Communications, Inc. Class A                                676     32,184
*   Saks, Inc.                                                    10,680    170,773
    Salem Communications Corp. Class A                               400      3,304
*   Sally Beauty Holdings, Inc.                                   17,735    466,785
#   Scholastic Corp.                                               2,600     74,594
*   Scientific Games Corp. Class A                                 5,774    105,549
    Scripps Networks Interactive, Inc. Class A                     9,189    739,715
#*  Sears Holdings Corp.                                           4,332    251,603
#*  Select Comfort Corp.                                           5,594    102,482
    Service Corp. International/US                                22,783    410,322
*   SHFL Entertainment, Inc.                                       6,176    143,160
    Shiloh Industries, Inc.                                        1,564     25,681
    Shoe Carnival, Inc.                                              771     20,038
#*  Shutterfly, Inc.                                               3,662    179,951
#   Signet Jewelers, Ltd.                                          8,700    649,542
#   Sinclair Broadcast Group, Inc. Class A                         7,300    234,038
    Sirius XM Radio, Inc.                                        354,576  1,336,752
    Six Flags Entertainment Corp.                                  8,578    322,619
*   Skechers U.S.A., Inc. Class A                                  3,800    110,732
#*  Skyline Corp.                                                    800      3,496
#   Sonic Automotive, Inc. Class A                                 4,001     89,142
#*  Sonic Corp.                                                    6,463    124,736
    Sotheby's                                                      7,207    374,043
    Spartan Motors, Inc.                                           3,375     22,916
    Speedway Motorsports, Inc.                                     2,352     42,948
#   Stage Stores, Inc.                                             3,250     67,113
#   Standard Motor Products, Inc.                                  1,900     68,704
#*  Standard Pacific Corp.                                        17,289    137,102
*   Stanley Furniture Co., Inc.                                      637      2,478
#   Staples, Inc.                                                 69,757  1,124,483
    Starbucks Corp.                                               78,988  6,401,977
    Starwood Hotels & Resorts Worldwide, Inc.                     21,047  1,549,480
*   Starz Class A                                                 11,477    346,032

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
*   Starz--Liberty Capital Class B                                   200 $     6,044
    Stein Mart, Inc.                                               3,347      49,435
*   Steiner Leisure, Ltd.                                          1,400      78,428
*   Steven Madden, Ltd.                                            6,893     252,817
#   Stewart Enterprises, Inc. Class A                              8,882     117,331
*   Stoneridge, Inc.                                               3,400      43,384
    Strayer Education, Inc.                                          500      19,765
#   Sturm Ruger & Co., Inc.                                        1,900     124,279
    Superior Industries International, Inc.                        2,200      41,250
    Superior Uniform Group, Inc.                                     162       2,446
    Systemax, Inc.                                                 1,666      15,827
#*  Tandy Leather Factory, Inc.                                      663       5,503
    Target Corp.                                                  65,382   4,236,100
#*  Tempur Sealy International, Inc.                               6,523     250,157
*   Tenneco, Inc.                                                  6,595     349,997
#*  Tesla Motors, Inc.                                             6,932   1,108,704
    Texas Roadhouse, Inc.                                          6,800     186,456
#   Thor Industries, Inc.                                          4,861     281,987
    Tiffany & Co.                                                 13,444   1,064,361
#*  Tile Shop Holdings, Inc.                                       1,665      37,179
    Time Warner Cable, Inc.                                       30,636   3,680,915
    Time Warner, Inc.                                             98,792   6,790,962
    TJX Cos., Inc.                                                75,742   4,604,356
*   Toll Brothers, Inc.                                           15,760     518,189
*   Tower International, Inc.                                        600      12,732
    Town Sports International Holdings, Inc.                       2,129      27,507
    Tractor Supply Co.                                            15,088   1,076,529
#*  TripAdvisor, Inc.                                             11,496     950,834
*   TRW Automotive Holdings Corp.                                 12,328     925,956
#*  Tuesday Morning Corp.                                          3,200      45,280
#   Tupperware Brands Corp.                                        6,100     546,865
    Twenty-First Century Fox, Inc. Class A                       163,146   5,560,016
    Twenty-First Century Fox, Inc. Class B                        45,563   1,549,142
*   Ulta Salon Cosmetics & Fragrance, Inc.                         6,522     840,360
#*  Under Armour, Inc. Class A                                     7,800     632,970
*   Unifi, Inc.                                                    1,766      43,073
*   Universal Electronics, Inc.                                    1,700      66,147
    Universal Technical Institute, Inc.                            2,300      30,567
*   Urban Outfitters, Inc.                                        12,450     471,606
    Vail Resorts, Inc.                                             3,700     260,665
#   Valassis Communications, Inc.                                  3,990     109,166
#   Value Line, Inc.                                                 400       3,732
*   Valuevision Media, Inc. Class A                                3,000      16,020
#*  Vera Bradley, Inc.                                             2,206      48,863
    VF Corp.                                                       9,450   2,031,750
#   Viacom, Inc. Class A                                           1,192      99,592
    Viacom, Inc. Class B                                          46,874   3,904,135
*   Visteon Corp.                                                  4,607     355,154
*   Vitacost.com, Inc.                                               489       3,868
#*  Vitamin Shoppe, Inc.                                           2,565     120,324
*   VOXX International Corp.                                       1,966      30,493
    Walt Disney Co. (The)                                        183,316  12,573,644

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
                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
#   Washington Post Co. (The) Class B                                500 $    321,660
#   Weight Watchers International, Inc.                            2,900       93,119
#   Wendy's Co. (The)                                             33,225      288,725
*   West Marine, Inc.                                              2,681       32,735
#*  Wet Seal, Inc. (The) Class A                                   9,200       30,452
    Whirlpool Corp.                                                8,265    1,206,773
#   Williams-Sonoma, Inc.                                          9,360      490,838
#   Winmark Corp.                                                    300       21,963
*   Winnebago Industries, Inc.                                     2,407       71,392
#   Wolverine World Wide, Inc.                                     5,400      311,796
#   World Wrestling Entertainment, Inc. Class A                    3,100       40,145
    Wyndham Worldwide Corp.                                       15,302    1,016,053
    Wynn Resorts, Ltd.                                             8,681    1,443,216
    Yum! Brands, Inc.                                             46,861    3,168,741
#*  Zagg, Inc.                                                       171          811
*   Zale Corp.                                                     2,400       37,512
#*  Zumiez, Inc.                                                   2,400       71,136
                                                                         ------------
Total Consumer Discretionary                                              273,154,591
                                                                         ------------
Consumer Staples -- (8.7%)
#   Alico, Inc.                                                      496       19,820
*   Alliance One International, Inc.                               8,769       26,044
    Altria Group, Inc.                                           214,752    7,995,217
    Andersons, Inc. (The)                                          1,785      132,411
    Archer-Daniels-Midland Co.                                    70,090    2,866,681
    Avon Products, Inc.                                           44,150      772,625
    B&G Foods, Inc.                                                5,470      185,159
    Beam, Inc.                                                    14,780      994,694
#*  Boston Beer Co., Inc. (The) Class A                              785      180,228
*   Boulder Brands, Inc.                                           7,136      116,959
#   Brown-Forman Corp. Class A                                     8,651      623,564
    Brown-Forman Corp. Class B                                    12,794      933,706
    Bunge, Ltd.                                                   15,335    1,259,464
#   Cal-Maine Foods, Inc.                                          2,100      106,533
#   Calavo Growers, Inc.                                           1,264       37,528
#   Campbell Soup Co.                                             20,300      864,171
#   Casey's General Stores, Inc.                                   4,100      298,808
*   Central Garden and Pet Co.                                     1,175        8,918
*   Central Garden and Pet Co. Class A                             3,229       23,765
*   Chefs' Warehouse, Inc. (The)                                     525       12,579
*   Chiquita Brands International, Inc.                            4,900       50,715
    Church & Dwight Co., Inc.                                     14,700      957,705
#   Clorox Co. (The)                                              13,216    1,191,951
#   Coca-Cola Bottling Co. Consolidated                              481       30,457
    Coca-Cola Co. (The)                                          431,559   17,076,790
    Coca-Cola Enterprises, Inc.                                   30,541    1,274,476
    Colgate-Palmolive Co.                                         97,466    6,308,974
    ConAgra Foods, Inc.                                           43,589    1,386,566
*   Constellation Brands, Inc. Class A                            17,900    1,168,870
    Costco Wholesale Corp.                                        47,166    5,565,588
#*  Crimson Wine Group, Ltd.                                       2,024       17,710
    CVS Caremark Corp.                                           132,004    8,218,569

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
                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
*   Darling International, Inc.                                   12,564 $   292,364
*   Dean Foods Co.                                                10,084     196,638
#*  Dole Food Co., Inc.                                            3,815      51,693
    Dr Pepper Snapple Group, Inc.                                 22,078   1,045,393
*   Elizabeth Arden, Inc.                                          2,600      94,094
    Energizer Holdings, Inc.                                       6,800     667,148
    Estee Lauder Cos., Inc. (The) Class A                         24,419   1,732,772
*   Farmer Bros Co.                                                1,300      23,478
    Flowers Foods, Inc.                                           20,404     517,037
    Fresh Del Monte Produce, Inc.                                  3,973     105,642
#*  Fresh Market, Inc. (The)                                       4,133     210,411
    General Mills, Inc.                                           68,607   3,459,165
#*  Green Mountain Coffee Roasters, Inc.                          13,562     851,829
*   Hain Celestial Group, Inc. (The)                               4,200     349,566
    Harris Teeter Supermarkets, Inc.                               5,100     251,532
#   Herbalife, Ltd.                                               10,600     687,092
    Hershey Co. (The)                                             16,122   1,599,947
    Hillshire Brands Co.                                          13,670     448,786
#   Hormel Foods Corp.                                            15,600     677,976
    Ingles Markets, Inc. Class A                                   1,110      28,649
    Ingredion, Inc.                                                7,943     522,332
    Inter Parfums, Inc.                                            1,760      61,882
*   Inventure Foods, Inc.                                          1,529      17,217
    J&J Snack Foods Corp.                                          1,491     127,585
    JM Smucker Co. (The)                                          11,871   1,320,174
    John B Sanfilippo & Son, Inc.                                  1,301      31,979
    Kellogg Co.                                                   26,695   1,688,459
    Kimberly-Clark Corp.                                          41,025   4,430,700
    Kraft Foods Group, Inc.                                       60,194   3,273,350
    Kroger Co. (The)                                              55,543   2,379,462
    Lancaster Colony Corp.                                         2,100     174,279
#   Lifeway Foods, Inc.                                              315       4,608
    Lorillard, Inc.                                               40,200   2,050,602
    McCormick & Co., Inc.(579780107)                                 607      41,318
#   McCormick & Co., Inc.(579780206)                              12,914     893,003
    Mead Johnson Nutrition Co.                                    20,972   1,712,574
#*  Medifast, Inc.                                                 2,100      48,951
    MGP Ingredients, Inc.                                            233       1,233
#   Molson Coors Brewing Co. Class B                              13,905     750,870
    Mondelez International, Inc. Class A                         179,215   6,028,793
*   Monster Beverage Corp.                                        15,848     906,981
    Nash Finch Co.                                                 1,300      36,478
    National Beverage Corp.                                        1,044      19,116
#*  Natural Alternatives International, Inc.                       1,000       6,110
    Nu Skin Enterprises, Inc. Class A                              6,221     727,422
    Nutraceutical International Corp.                              1,459      35,089
    Oil-Dri Corp. of America                                         641      22,749
#*  Omega Protein Corp.                                            2,100      19,656
*   Pantry, Inc. (The)                                             3,100      41,509
    PepsiCo, Inc.                                                166,178  13,973,908
    Philip Morris International, Inc.                            170,074  15,156,995
*   Pilgrim's Pride Corp.                                          7,683     108,868

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
                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
*   Post Holdings, Inc.                                            3,247 $    139,459
*   Prestige Brands Holdings, Inc.                                 5,228      163,270
#   Pricesmart, Inc.                                               2,200      250,338
    Procter & Gamble Co. (The)                                   295,232   23,839,984
#   Reliv International, Inc.                                      1,707        4,319
*   Revlon, Inc. Class A                                           1,909       45,339
    Reynolds American, Inc.                                       34,400    1,767,128
*   Rite Aid Corp.                                                77,945      415,447
    Rocky Mountain Chocolate Factory, Inc.                           950       12,046
#   Safeway, Inc.                                                 26,773      934,378
    Sanderson Farms, Inc.                                          2,050      129,580
*   Seneca Foods Corp. Class A                                       500       14,660
    Snyders-Lance, Inc.                                            4,096      122,839
    Spartan Stores, Inc.                                           3,061       72,025
    Spectrum Brands Holdings, Inc.                                 2,435      160,515
#*  Susser Holdings Corp.                                          1,610       88,292
#   Sysco Corp.                                                   62,531    2,022,253
#   Tootsie Roll Industries, Inc.                                  1,990       63,680
*   TreeHouse Foods, Inc.                                          3,630      265,934
    Tyson Foods, Inc. Class A                                     31,488      871,273
#*  United Natural Foods, Inc.                                     5,300      378,685
    United-Guardian, Inc.                                            600       15,126
#   Universal Corp.                                                2,600      137,878
#*  USANA Health Sciences, Inc.                                      800       54,584
#   Vector Group, Ltd.                                             5,265       85,135
    Wal-Mart Stores, Inc.                                        174,326   13,379,520
    Walgreen Co.                                                  99,778    5,910,849
    WD-40 Co.                                                      1,600      115,984
    Weis Markets, Inc.                                             1,930       98,758
#*  WhiteWave Foods Co. Class A                                   12,488      249,885
    Whole Foods Market, Inc.                                      35,566    2,245,282
                                                                         ------------
Total Consumer Staples                                                    184,667,154
                                                                         ------------
Energy -- (9.4%)
    Adams Resources & Energy, Inc.                                   300       15,531
#   Alon USA Energy, Inc.                                          1,957       23,641
#*  Alpha Natural Resources, Inc.                                 23,317      163,219
    Anadarko Petroleum Corp.                                      54,122    5,157,285
    Apache Corp.                                                  39,992    3,551,290
#*  Approach Resources, Inc.                                       2,871       80,819
#   Arch Coal, Inc.                                               18,846       79,907
#*  Atwood Oceanics, Inc.                                          6,359      337,854
    Baker Hughes, Inc.                                            43,010    2,498,451
#*  Basic Energy Services, Inc.                                    2,300       33,741
#   Berry Petroleum Co. Class A                                    4,700      224,425
#*  Bill Barrett Corp.                                             5,020      138,903
    Bolt Technology Corp.                                          1,050       18,784
#*  Bonanza Creek Energy, Inc.                                     2,888      145,960
#*  BPZ Resources, Inc.                                           10,000       20,100
    Bristow Group, Inc.                                            3,865      311,017
#*  C&J Energy Services, Inc.                                      3,963       91,308
    Cabot Oil & Gas Corp.                                         45,200    1,596,464

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
                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
#*  Cal Dive International, Inc.                                   9,937 $    19,576
*   Callon Petroleum Co.                                           3,810      26,022
*   Cameron International Corp.                                   26,059   1,429,597
#   CARBO Ceramics, Inc.                                           2,120     265,721
#*  Carrizo Oil & Gas, Inc.                                        4,000     175,360
*   Cheniere Energy, Inc.                                         21,250     845,750
    Chesapeake Energy Corp.                                       68,738   1,921,914
    Chevron Corp.                                                207,157  24,850,554
    Cimarex Energy Co.                                             9,117     960,476
*   Clayton Williams Energy, Inc.                                    500      38,915
#*  Clean Energy Fuels Corp.                                       7,414      84,445
*   Cloud Peak Energy, Inc.                                        5,872      91,662
*   Cobalt International Energy, Inc.                             27,161     630,407
#   Comstock Resources, Inc.                                       4,800      82,128
*   Concho Resources, Inc.                                        10,824   1,197,243
    ConocoPhillips                                               124,211   9,104,666
    CONSOL Energy, Inc.                                           24,000     876,000
    Contango Oil & Gas Co.                                           317      13,566
#*  Continental Resources, Inc.                                    4,690     534,191
    Core Laboratories NV                                           5,125     959,502
    Crosstex Energy, Inc.                                          5,400     165,726
*   Dawson Geophysical Co.                                           600      17,544
    Delek US Holdings, Inc.                                        3,538      90,396
*   Denbury Resources, Inc.                                       39,570     751,434
    Devon Energy Corp.                                            39,786   2,515,271
    DHT Holdings, Inc.                                               331       1,698
#   Diamond Offshore Drilling, Inc.                                7,128     441,437
#*  Double Eagle Petroleum Co.                                       267         742
*   Dresser-Rand Group, Inc.                                       8,267     502,386
*   Dril-Quip, Inc.                                                3,733     438,329
*   Emerald Oil, Inc.                                              1,603      13,946
#*  Endeavour International Corp.                                  3,414      20,279
    Energen Corp.                                                  7,800     610,896
#   Energy XXI Bermuda, Ltd.                                       6,972     202,606
    EOG Resources, Inc.                                           28,556   5,094,390
*   EPL Oil & Gas, Inc.                                            3,224     102,781
    EQT Corp.                                                     16,299   1,395,357
*   Era Group, Inc.                                                2,200      69,520
#*  Exterran Holdings, Inc.                                        6,100     174,155
    Exxon Mobil Corp.                                            471,305  42,238,354
*   FMC Technologies, Inc.                                        25,264   1,277,095
#*  FX Energy, Inc.                                                1,388       4,830
#*  Geospace Technologies Corp.                                    1,000      97,420
*   Global Geophysical Services, Inc.                              2,881       6,886
*   Goodrich Petroleum Corp.                                         422       9,871
#   Green Plains Renewable Energy, Inc.                            2,214      35,712
*   Gulf Coast Ultra Deep Royalty Trust                           11,977      28,984
    Gulf Island Fabrication, Inc.                                  1,100      27,742
    Gulfmark Offshore, Inc. Class A                                1,575      78,403
*   Gulfport Energy Corp.                                          8,422     494,287
    Halliburton Co.                                               98,357   5,215,872
#*  Harvest Natural Resources, Inc.                                3,600      18,000

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
*   Helix Energy Solutions Group, Inc.                           10,766 $  254,724
    Helmerich & Payne, Inc.                                      11,191    867,862
*   Hercules Offshore, Inc.                                      13,137     89,332
    Hess Corp.                                                   32,622  2,648,906
*   HKN, Inc.                                                        37      2,756
    HollyFrontier Corp.                                          22,236  1,024,190
*   Hornbeck Offshore Services, Inc.                              3,129    172,940
#*  ION Geophysical Corp.                                        12,540     58,186
#*  James River Coal Co.                                          3,690      7,085
*   Key Energy Services, Inc.                                     7,600     59,432
    Kinder Morgan, Inc.                                          76,788  2,711,384
#*  Kodiak Oil & Gas Corp.                                       28,088    364,301
*   Kosmos Energy, Ltd.                                           7,733     82,434
*   Laredo Petroleum Holdings, Inc.                               6,417    203,868
#*  Magnum Hunter Resources Corp.                                14,301    101,966
    Marathon Oil Corp.                                           75,073  2,647,074
    Marathon Petroleum Corp.                                     35,164  2,519,852
*   Matador Resources Co.                                         5,700    104,937
*   Matrix Service Co.                                            3,244     67,443
#*  McDermott International, Inc.                                24,310    171,872
#*  Miller Energy Resources, Inc.                                   451      3,049
*   Mitcham Industries, Inc.                                      1,264     21,033
    Murphy Oil Corp.                                             19,393  1,169,786
    Nabors Industries, Ltd.                                      30,273    529,172
    National Oilwell Varco, Inc.                                 45,185  3,668,118
*   Natural Gas Services Group, Inc.                              1,600     44,784
*   Newfield Exploration Co.                                     11,440    348,348
#*  Newpark Resources, Inc.                                       9,500    121,125
    Noble Corp.                                                  26,000    980,200
    Noble Energy, Inc.                                           37,858  2,836,700
#   Nordic American Tankers, Ltd.                                 2,265     18,482
#*  Northern Oil and Gas, Inc.                                    5,685     93,405
#*  Nuverra Environmental Solutions, Inc.                        25,119     61,290
*   Oasis Petroleum, Inc.                                         8,181    435,638
    Occidental Petroleum Corp.                                   85,483  8,213,207
    Oceaneering International, Inc.                              11,442    982,639
*   Oil States International, Inc.                                5,700    619,191
#*  Overseas Shipholding Group, Inc.                              2,700      9,315
    Panhandle Oil and Gas, Inc. Class A                           1,000     33,570
*   Parker Drilling Co.                                           9,114     65,621
    Patterson-UTI Energy, Inc.                                   15,402    373,652
*   PDC Energy, Inc.                                              3,527    239,166
#   Peabody Energy Corp.                                         27,696    539,518
*   Penn Virginia Corp.                                           3,900     33,189
*   PetroQuest Energy, Inc.                                       5,600     26,432
*   PHI, Inc.                                                     1,795     71,477
    Phillips 66                                                  63,127  4,067,273
*   Pioneer Energy Services Corp.                                 8,743     73,441
    Pioneer Natural Resources Co.                                14,236  2,915,248
*   PostRock Energy Corp.                                         1,042      1,521
    QEP Resources, Inc.                                          18,400    608,304
    Range Resources Corp.                                        17,500  1,324,925

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
#   Rentech, Inc.                                                 22,910 $     39,176
*   Rex Energy Corp.                                               7,121      153,101
*   RigNet, Inc.                                                     824       30,373
*   Rosetta Resources, Inc.                                        5,910      354,245
*   Rowan Cos. P.L.C. Class A                                     13,381      482,786
#   RPC, Inc.                                                      9,225      169,186
#*  SandRidge Energy, Inc.                                        29,871      189,382
    Schlumberger, Ltd.                                           141,594   13,270,190
    Scorpio Tankers, Inc.                                          5,955       68,721
#   SEACOR Holdings, Inc.                                          2,200      215,160
    SemGroup Corp. Class A                                         4,092      247,116
#   Ship Finance International, Ltd.                               6,400      105,920
    SM Energy Co.                                                  7,000      620,270
*   Southwestern Energy Co.                                       37,915    1,411,196
    Spectra Energy Corp.                                          70,319    2,501,247
*   Stone Energy Corp.                                             4,300      149,898
*   Superior Energy Services, Inc.                                16,418      440,495
#*  Swift Energy Co.                                               1,930       26,480
*   Synergy Resources Corp.                                        5,891       61,031
#   Targa Resources Corp.                                          3,276      254,087
#   Teekay Corp.                                                   4,349      188,877
*   Tesco Corp.                                                    2,270       38,999
    Tesoro Corp.                                                  14,426      705,287
*   TETRA Technologies, Inc.                                       8,150      105,705
    TGC Industries, Inc.                                           1,750       12,897
    Tidewater, Inc.                                                5,500      331,210
#   Transocean, Ltd.                                              38,356    1,805,417
*   Triangle Petroleum Corp.                                       6,621       69,984
#*  Ultra Petroleum Corp.                                         16,709      306,777
*   Unit Corp.                                                     4,580      235,458
#*  Uranium Energy Corp.                                           8,500       14,960
*   Vaalco Energy, Inc.                                            5,480       28,880
    Valero Energy Corp.                                           58,700    2,416,679
#   W&T Offshore, Inc.                                             3,644       69,564
*   Warren Resources, Inc.                                         5,600       17,528
*   Weatherford International, Ltd.                               80,380    1,321,447
#   Western Refining, Inc.                                         6,400      206,528
*   Westmoreland Coal Co.                                            837       11,894
*   Whiting Petroleum Corp.                                       11,567      773,717
*   Willbros Group, Inc.                                           4,500       43,920
    Williams Cos., Inc. (The)                                     70,956    2,533,839
#   World Fuel Services Corp.                                      7,864      300,012
*   WPX Energy, Inc.                                              19,355      428,520
#*  Zion Oil & Gas, Inc.                                             163          267
                                                                         ------------
Total Energy                                                              198,186,532
                                                                         ------------
Financials -- (13.6%)
    1st Source Corp.                                               1,990       62,446
    1st United Bancorp Inc/Boca Raton                              2,070       15,815
    ACE, Ltd.                                                     36,161    3,451,206
*   Affiliated Managers Group, Inc.                                5,680    1,121,459
    Aflac, Inc.                                                   48,794    3,170,634

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
*   Alexander & Baldwin, Inc.                                        4,230 $   156,510
*   Alleghany Corp.                                                  1,169     473,936
    Allied World Assurance Co. Holdings AG                           3,700     400,673
    Allstate Corp. (The)                                            51,057   2,709,084
*   Altisource Asset Management Corp.                                  240     153,523
*   Altisource Portfolio Solutions SA                                2,400     377,472
    Altisource Residential Corp.                                       800      21,256
*   American Capital, Ltd.                                          35,406     496,038
#   American Equity Investment Life Holding Co.                      5,190     108,160
    American Express Co.                                           104,440   8,543,192
    American Financial Group, Inc.                                   7,769     437,084
    American International Group, Inc.                             147,222   7,604,016
    American National Insurance Co.                                    664      67,110
*   American River Bankshares                                          882       7,656
    Ameriprise Financial, Inc.                                      22,940   2,306,388
*   Ameris Bancorp                                                   1,951      35,703
    AMERISAFE, Inc.                                                  2,573      99,060
#   AmeriServ Financial, Inc.                                          100         314
#   Amtrust Financial Services, Inc.                                 3,344     128,276
    Aon P.L.C.                                                      31,029   2,454,084
#*  Arch Capital Group, Ltd.                                        13,956     808,890
    Argo Group International Holdings, Ltd.                          3,938     165,317
    Arrow Financial Corp.                                              907      23,410
    Arthur J Gallagher & Co.                                        13,525     641,761
    Aspen Insurance Holdings, Ltd.                                   7,426     289,688
    Associated Banc-Corp.                                           17,760     288,778
    Assurant, Inc.                                                   9,500     555,560
    Assured Guaranty, Ltd.                                          18,300     375,150
#   Asta Funding, Inc.                                                 400       3,432
    Astoria Financial Corp.                                          7,820     103,302
*   Atlantic Coast Financial Corp.                                     137         534
#*  Atlanticus Holdings Corp.                                        1,196       4,174
#*  AV Homes, Inc.                                                   1,000      19,100
    Axis Capital Holdings, Ltd.                                     12,640     599,389
    Baldwin & Lyons, Inc. Class B                                      562      15,359
#   Banc of California, Inc.                                           451       6,364
    Bancfirst Corp.                                                    700      38,899
*   Bancorp, Inc.                                                    2,299      37,175
#   BancorpSouth, Inc.                                               9,405     207,850
    Bank Mutual Corp.                                                6,120      38,923
    Bank of America Corp.                                        1,155,107  16,125,294
#   Bank of Hawaii Corp.                                             5,000     289,900
    Bank of New York Mellon Corp. (The)                            123,982   3,942,628
#   Bank of the Ozarks, Inc.                                         3,800     188,024
    BankFinancial Corp.                                              2,730      25,362
#   BankUnited, Inc.                                                 6,227     191,605
    Banner Corp.                                                     1,804      69,021
    BB&T Corp.                                                      74,382   2,526,757
    BBCN Bancorp, Inc.                                               7,013     104,003
*   Beneficial Mutual Bancorp, Inc.                                  3,852      37,557
*   Berkshire Hathaway, Inc. Class B                               183,795  21,151,129
    Berkshire Hills Bancorp, Inc.                                    2,505      63,552

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    BGC Partners, Inc. Class A                                     8,156 $    43,390
    BlackRock, Inc.                                               14,439   4,343,396
#*  BofI Holding, Inc.                                             1,181      71,356
    BOK Financial Corp.                                            2,703     165,505
    Boston Private Financial Holdings, Inc.                        6,785      77,281
    Bridge Bancorp, Inc.                                             439      10,137
    Brookline Bancorp, Inc.                                        6,047      53,637
    Brown & Brown, Inc.                                           13,100     418,283
    Bryn Mawr Bank Corp.                                           1,149      32,011
    Calamos Asset Management, Inc. Class A                         1,676      16,458
    Camden National Corp.                                            600      24,210
*   Capital Bank Financial Corp. Class A                              96       2,133
#*  Capital City Bank Group, Inc.                                  1,069      13,149
    Capital One Financial Corp.                                   61,837   4,246,347
    Capital Southwest Corp.                                        1,376      45,229
    CapitalSource, Inc.                                           24,476     320,146
    Capitol Federal Financial, Inc.                               16,210     205,381
#   Cardinal Financial Corp.                                       2,805      46,282
#   Cash America International, Inc.                               2,940     115,983
    Cathay General Bancorp                                         8,064     198,616
    CBOE Holdings, Inc.                                            9,490     460,265
*   CBRE Group, Inc. Class A                                      40,554     942,069
    Center Bancorp, Inc.                                           1,915      28,648
    Centerstate Banks, Inc.                                        1,550      15,283
#   Central Pacific Financial Corp.                                1,299      23,928
    Charles Schwab Corp. (The)                                   111,819   2,532,700
    Chemical Financial Corp.                                       3,399      99,557
    Chubb Corp. (The)                                             27,700   2,550,616
    Cincinnati Financial Corp.                                    16,109     805,450
*   CIT Group, Inc.                                               19,881     957,469
    Citigroup, Inc.                                              326,044  15,904,426
    Citizens Community Bancorp, Inc.                                 600       4,578
#*  Citizens, Inc.                                                 4,015      33,726
#   City Holding Co.                                               1,057      48,093
    City National Corp.                                            4,881     351,969
    Clifton Savings Bancorp, Inc.                                  1,031      13,022
    CME Group, Inc.                                               33,700   2,500,877
    CNA Financial Corp.                                           17,536     711,786
    CNB Financial Corp.                                              280       5,603
    CNO Financial Group, Inc.                                     21,200     330,296
    CoBiz Financial, Inc.                                          3,100      33,635
#   Cohen & Steers, Inc.                                           2,055      78,830
    Columbia Banking System, Inc.                                  3,656      93,923
    Comerica, Inc.                                                19,455     842,401
    Commerce Bancshares, Inc.                                      8,340     383,723
#   Community Bank System, Inc.                                    3,581     130,026
#   Community Trust Bancorp, Inc.                                  1,590      67,718
#   Consolidated-Tomoka Land Co.                                     681      25,551
*   Consumer Portfolio Services, Inc.                              1,025       6,888
*   Cowen Group, Inc. Class A                                      4,050      16,078
    Crawford & Co. Class A                                         3,717      30,963
#   Crawford & Co. Class B                                         1,800      19,782

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
*   Credit Acceptance Corp.                                       1,005 $  118,891
#   Cullen/Frost Bankers, Inc.                                    5,745    406,689
#   CVB Financial Corp.                                           8,560    124,462
*   DFC Global Corp.                                              3,924     47,480
#   Diamond Hill Investment Group, Inc.                             293     32,309
    Dime Community Bancshares, Inc.                               2,400     39,264
    Discover Financial Services                                  51,900  2,692,572
    Donegal Group, Inc. Class A                                   1,374     21,778
*   E*TRADE Financial Corp.                                      29,290    495,294
    East West Bancorp, Inc.                                      14,946    503,531
    Eastern Insurance Holdings, Inc.                                 64      1,564
#   Eaton Vance Corp.                                            13,000    543,530
#*  eHealth, Inc.                                                 2,800    119,336
    EMC Insurance Group, Inc.                                       866     29,479
    Employers Holdings, Inc.                                      3,900    117,273
#*  Encore Capital Group, Inc.                                    2,238    109,326
    Endurance Specialty Holdings, Ltd.                            3,900    215,631
*   Enstar Group, Ltd.                                              900    122,337
#   Enterprise Financial Services Corp.                           1,766     31,841
    Erie Indemnity Co. Class A                                    3,100    222,642
    ESSA Bancorp, Inc.                                            1,856     20,342
#   Evercore Partners, Inc. Class A                               2,925    147,625
    Everest Re Group, Ltd.                                        5,600    860,944
*   Ezcorp, Inc. Class A                                          4,723     74,293
    FBL Financial Group, Inc. Class A                             2,100     93,954
    Federal Agricultural Mortgage Corp. Class C                   1,380     49,252
#   Federated Investors, Inc. Class B                            10,362    281,017
    Fidelity National Financial, Inc. Class A                    22,699    638,977
    Fidelity Southern Corp.                                       1,149     17,552
    Fifth Third Bancorp                                          92,500  1,760,275
    Financial Engines, Inc.                                       2,700    150,849
    Financial Institutions, Inc.                                    807     19,102
*   First Acceptance Corp.                                          181        308
#   First American Financial Corp.                               10,579    273,573
#*  First BanCorp                                                 8,881     49,290
#   First Bancorp                                                 1,500     22,470
    First Busey Corp.                                             7,017     36,278
*   First Cash Financial Services, Inc.                           3,000    181,470
    First Citizens BancShares, Inc. Class A                         100     21,173
#   First Commonwealth Financial Corp.                            9,645     83,815
    First Community Bancshares, Inc.                              1,700     28,373
    First Defiance Financial Corp.                                1,538     39,711
    First Financial Bancorp                                       5,512     85,546
#   First Financial Bankshares, Inc.                              3,585    220,513
    First Financial Corp.                                         1,100     37,994
    First Financial Holdings, Inc.                                2,610    156,417
#   First Financial Northwest, Inc.                               2,411     26,135
#   First Horizon National Corp.                                 26,242    279,477
    First Interstate Bancsystem, Inc.                               594     14,915
    First Merchants Corp.                                         2,605     48,974
    First Midwest Bancorp, Inc.                                   6,900    114,747
    First Niagara Financial Group, Inc.                          36,817    406,092

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
    First Republic Bank                                           9,180 $  468,823
*   First South Bancorp, Inc.                                     1,685     11,391
    FirstMerit Corp.                                             14,566    327,152
*   Flagstar Bancorp, Inc.                                        1,679     27,217
    Flushing Financial Corp.                                      2,863     57,518
#   FNB Corp.                                                    12,609    157,739
*   Forest City Enterprises, Inc. Class A                        14,676    297,336
*   Forest City Enterprises, Inc. Class B                         3,286     66,772
*   Forestar Group, Inc.                                          3,501     78,177
    Fox Chase Bancorp, Inc.                                         800     13,816
    Franklin Resources, Inc.                                     46,500  2,504,490
    Fulton Financial Corp.                                       20,459    249,804
#   FXCM, Inc. Class A                                            2,007     32,895
#   GAMCO Investors, Inc. Class A                                   467     33,395
*   Genworth Financial, Inc. Class A                             49,956    725,861
#   German American Bancorp, Inc.                                 1,398     37,998
    GFI Group, Inc.                                               8,500     29,495
#   Glacier Bancorp, Inc.                                         6,536    180,590
#*  Gleacher & Co., Inc.                                             50        659
*   Global Indemnity P.L.C.                                       1,204     29,655
    Goldman Sachs Group, Inc. (The)                              46,912  7,546,264
    Great Southern Bancorp, Inc.                                  1,100     30,888
#*  Green Dot Corp. Class A                                       2,200     47,212
#   Greenhill & Co., Inc.                                         2,900    148,770
*   Greenlight Capital Re, Ltd. Class A                           2,682     82,579
    Guaranty Bancorp                                                319      4,307
*   Hallmark Financial Services, Inc.                             1,034      8,799
#   Hampden Bancorp, Inc.                                           504      8,669
    Hancock Holding Co.                                           8,126    266,370
    Hanmi Financial Corp.                                         2,835     49,556
    Hanover Insurance Group, Inc. (The)                           4,156    243,292
*   Harris & Harris Group, Inc.                                   3,600     11,268
    Hartford Financial Services Group, Inc.                      43,724  1,473,499
    HCC Insurance Holdings, Inc.                                 11,125    507,856
#   HCI Group, Inc.                                               1,104     48,510
#   Heartland Financial USA, Inc.                                 1,732     45,881
    Heritage Commerce Corp.                                       2,541     19,794
    Heritage Financial Corp.                                        905     14,598
    Heritage Financial Group, Inc.                                1,473     25,306
    HFF, Inc. Class A                                             3,557     87,324
*   Hilltop Holdings, Inc.                                        7,200    124,848
#   Home BancShares, Inc.                                         5,904    200,028
    Home Federal Bancorp, Inc.                                    2,521     39,302
    HopFed Bancorp, Inc.                                            208      2,257
    Horace Mann Educators Corp.                                   3,472     96,174
*   Howard Hughes Corp. (The)                                     2,961    346,585
    Hudson City Bancorp, Inc.                                    50,766    455,879
    Hudson Valley Holding Corp.                                   1,023     18,915
    Huntington Bancshares, Inc.                                  90,200    793,760
    Iberiabank Corp.                                              2,725    159,222
*   ICG Group, Inc.                                               3,900     63,609
    Independence Holding Co.                                      2,640     36,221

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   Independent Bank Corp.                                         2,038 $    73,123
    Infinity Property & Casualty Corp.                               800      54,864
    Interactive Brokers Group, Inc. Class A                        4,380      90,359
#*  IntercontinentalExchange, Inc.                                 7,776   1,498,668
    International Bancshares Corp.                                 6,326     144,549
*   Intervest Bancshares Corp. Class A                               254       1,852
#*  INTL. FCStone, Inc.                                            1,015      20,767
    Invesco, Ltd.                                                 45,668   1,541,295
*   Investment Technology Group, Inc.                              3,824      61,260
#   Investors Bancorp, Inc.                                        6,883     163,196
#   Janus Capital Group, Inc.                                     17,800     175,686
    JMP Group, Inc.                                                2,391      15,326
    Jones Lang LaSalle, Inc.                                       4,700     447,440
    JPMorgan Chase & Co.                                         403,904  20,817,212
*   KCG Holdings, Inc. Class A                                       910       7,953
#*  Kearny Financial Corp.                                         2,846      29,883
    Kemper Corp.                                                   4,800     177,696
    Kennedy-Wilson Holdings, Inc.                                  4,566      91,503
    KeyCorp                                                       99,458   1,246,209
    Lakeland Bancorp, Inc.                                         3,669      41,827
    Lakeland Financial Corp.                                       1,700      60,503
    Lazard, Ltd. Class A                                          10,595     409,497
#   Legg Mason, Inc.                                              13,474     518,345
    Leucadia National Corp.                                       30,595     867,062
    Life Partners Holdings, Inc.                                   1,000       2,020
    Lincoln National Corp.                                        28,868   1,310,896
    LNB Bancorp, Inc.                                                634       6,169
    Loews Corp.                                                   33,655   1,625,873
#*  Louisiana Bancorp, Inc.                                          200       3,579
    LPL Financial Holdings, Inc.                                   5,621     229,000
#   M&T Bank Corp.                                                12,077   1,359,025
*   Macatawa Bank Corp.                                              886       4,350
    Maiden Holdings, Ltd.                                          4,691      51,366
    MainSource Financial Group, Inc.                               1,600      25,952
*   Markel Corp.                                                   1,367     724,059
    MarketAxess Holdings, Inc.                                     3,978     259,485
    Marlin Business Services Corp.                                 1,200      33,084
    Marsh & McLennan Cos., Inc.                                   57,965   2,654,797
    MB Financial, Inc.                                             4,600     136,620
#*  MBIA, Inc.                                                    14,600     166,002
    MCG Capital Corp.                                              6,400      30,144
    McGraw-Hill Cos., Inc. (The)                                  26,645   1,856,624
#   Meadowbrook Insurance Group, Inc.                              3,491      23,180
    Medallion Financial Corp.                                      1,715      26,034
    Mercantile Bank Corp.                                            285       6,224
    Merchants Bancshares, Inc.                                       694      20,806
#   Mercury General Corp.                                          3,136     146,012
#*  Meridian Interstate Bancorp, Inc.                              1,744      41,403
    MetLife, Inc.                                                 92,720   4,386,583
*   Metro Bancorp, Inc.                                            1,694      36,150
#*  MGIC Investment Corp.                                         15,500     126,170
    MidSouth Bancorp, Inc.                                           900      13,662

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Montpelier Re Holdings, Ltd.                                   5,500 $  151,855
    Moody's Corp.                                                 21,472  1,517,212
    Morgan Stanley                                               157,226  4,517,103
*   MSCI, Inc.                                                    12,894    525,688
    NASDAQ OMX Group, Inc. (The)                                  12,931    458,145
#   National Interstate Corp.                                        588     15,364
    National Penn Bancshares, Inc.                                12,482    129,438
*   Navigators Group, Inc. (The)                                   1,805    101,513
    NBT Bancorp, Inc.                                              3,984     97,090
    Nelnet, Inc. Class A                                           3,140    133,858
#   New York Community Bancorp, Inc.                              45,172    732,238
*   NewStar Financial, Inc.                                        3,834     66,750
    Northeast Community Bancorp, Inc.                              1,626     12,276
    Northern Trust Corp.                                          22,514  1,270,240
    Northfield Bancorp, Inc.                                       5,064     65,478
    Northrim BanCorp, Inc.                                           600     15,060
    Northwest Bancshares, Inc.                                    10,509    147,021
    NYSE Euronext                                                 24,598  1,082,804
    OceanFirst Financial Corp.                                     1,629     28,654
*   Ocwen Financial Corp.                                         12,045    677,290
    OFG Bancorp                                                    3,500     51,835
    Old National Bancorp                                           9,703    141,082
    Old Republic International Corp.                              25,886    434,626
*   OmniAmerican Bancorp, Inc.                                     1,407     30,841
    OneBeacon Insurance Group, Ltd. Class A                        3,161     50,450
    Oppenheimer Holdings, Inc. Class A                               765     15,170
    Oritani Financial Corp.                                        6,231    101,067
    Pacific Continental Corp.                                      1,300     17,914
*   Pacific Mercantile Bancorp                                     1,425      8,864
    PacWest Bancorp                                                2,794    106,312
#   Park National Corp.                                            1,100     87,142
    Park Sterling Corp.                                            1,320      8,593
    PartnerRe, Ltd.                                                6,420    643,348
*   Patriot National Bancorp, Inc.                                   200        242
#   Peapack Gladstone Financial Corp.                              1,228     22,522
#   People's United Financial, Inc.                               35,258    508,773
    Peoples Bancorp, Inc.                                          1,197     26,837
#*  PHH Corp.                                                      5,033    121,044
*   Phoenix Cos., Inc. (The)                                         418     16,122
*   PICO Holdings, Inc.                                            1,800     42,264
*   Pinnacle Financial Partners, Inc.                              3,063     94,953
*   Piper Jaffray Cos.                                             1,704     61,157
    Platinum Underwriters Holdings, Ltd.                           4,187    260,390
    PNC Financial Services Group, Inc. (The)                      55,398  4,073,415
*   Popular, Inc.                                                 10,217    257,979
#*  Portfolio Recovery Associates, Inc.                            5,700    338,865
*   Preferred Bank                                                   453      8,707
    Primerica, Inc.                                                4,556    195,680
#   Principal Financial Group, Inc.                               30,768  1,460,249
    PrivateBancorp, Inc.                                           6,123    149,156
    ProAssurance Corp.                                             6,800    308,176
    Progressive Corp. (The)                                       58,720  1,524,958

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE+
                                                                  ------- ----------
Financials -- (Continued)
     Prosperity Bancshares, Inc.                                    5,600 $  349,720
     Protective Life Corp.                                          8,300    382,464
     Provident Financial Services, Inc.                             5,262     98,610
     Prudential Financial, Inc.                                    49,098  3,996,086
#    Pulaski Financial Corp.                                          342      3,724
     Pzena Investment Management, Inc. Class A                        566      4,070
     QC Holdings, Inc.                                              1,034      2,430
     Radian Group, Inc.                                             9,498    138,386
     Raymond James Financial, Inc.                                 11,729    535,429
     Regions Financial Corp.                                      147,472  1,420,155
     Reinsurance Group of America, Inc.                             7,190    511,784
     RenaissanceRe Holdings, Ltd.                                   4,900    459,179
     Renasant Corp.                                                 2,122     60,859
     Republic Bancorp, Inc. Class A                                   805     18,531
*    Republic First Bancorp, Inc.                                     500      1,575
#    Resource America, Inc. Class A                                 2,228     19,228
*    Riverview Bancorp, Inc.                                        1,205      3,205
     RLI Corp.                                                      1,800    170,064
     Rockville Financial, Inc.                                      2,135     28,075
*    Roma Financial Corp.                                             710     13,817
     S&T Bancorp, Inc.                                              2,523     61,864
#*   Safeguard Scientifics, Inc.                                    1,767     30,834
     Safety Insurance Group, Inc.                                   1,800     98,442
     Sandy Spring Bancorp, Inc.                                     1,969     48,221
#*   Seacoast Banking Corp. of Florida                                300        684
     SEI Investments Co.                                           17,903    594,201
     Selective Insurance Group, Inc.                                5,977    157,016
     SI Financial Group, Inc.                                       1,347     15,262
     Sierra Bancorp                                                   240      4,543
*    Signature Bank                                                 5,030    512,155
     Simmons First National Corp. Class A                           1,469     48,095
     Simplicity Bancorp, Inc.                                         784     12,293
     SLM Corp.                                                     53,247  1,350,876
(d)  Southern Community Financial                                     700        154
#    Southside Bancshares, Inc.                                     2,180     59,514
*    Southwest Bancorp, Inc.                                        1,600     25,616
#*   St Joe Co. (The)                                               6,985    130,410
     StanCorp Financial Group, Inc.                                 4,400    259,160
     State Auto Financial Corp.                                     1,800     34,200
     State Street Corp.                                            49,806  3,489,906
     StellarOne Corp.                                               2,851     66,371
*    Sterling Bancorp(859158107)                                    2,599     38,335
     Sterling Bancorp(85917A100)                                    3,935     46,118
     Stewart Information Services Corp.                             1,894     59,320
*    Stifel Financial Corp.                                         5,929    242,793
*    Suffolk Bancorp                                                1,838     35,933
#*   Sun Bancorp, Inc.                                              2,137      7,052
     SunTrust Banks, Inc.                                          57,012  1,917,884
     Susquehanna Bancshares, Inc.                                  18,710    220,497
*    SVB Financial Group                                            4,709    451,028
#*   SWS Group, Inc.                                                1,770      9,965
#    SY Bancorp, Inc.                                               1,733     52,007

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Symetra Financial Corp.                                        7,540 $   141,224
    Synovus Financial Corp.                                      100,855     327,779
    T Rowe Price Group, Inc.                                      27,140   2,100,907
*   Taylor Capital Group, Inc.                                       851      19,573
    TCF Financial Corp.                                           15,296     232,193
    TD Ameritrade Holding Corp.                                   23,898     651,459
#*  Tejon Ranch Co.                                                1,649      61,046
    Territorial Bancorp, Inc.                                        840      18,320
*   Texas Capital Bancshares, Inc.                                 4,203     218,766
*   TFS Financial Corp.                                           11,114     134,924
    Thomas Properties Group, Inc.                                  5,157      35,068
#   Tompkins Financial Corp.                                         868      42,810
    Torchmark Corp.                                                9,900     721,314
#   Tower Group International, Ltd.                                5,575      20,237
#   TowneBank                                                      2,502      36,429
    Travelers Cos., Inc. (The)                                    40,657   3,508,699
    Tree.com, Inc.                                                   721      21,277
    Trico Bancshares                                               1,628      41,172
#   TrustCo Bank Corp.                                             7,300      49,056
    Trustmark Corp.                                                7,311     198,567
    U.S. Bancorp                                                 198,344   7,410,132
#   UMB Financial Corp.                                            3,000     176,760
#   Umpqua Holdings Corp.                                          9,973     163,258
#   Union First Market Bankshares Corp.                            2,179      52,557
#   United Bankshares, Inc.                                        4,763     140,890
*   United Community Banks, Inc.                                   3,059      47,690
#*  United Community Financial Corp.                                 596       2,384
    United Financial Bancorp, Inc.                                 2,501      39,216
    United Fire Group, Inc.                                        2,765      87,650
#*  United Security Bancshares                                     1,637       8,415
#   Universal Insurance Holdings, Inc.                             2,136      16,746
    Univest Corp. of Pennsylvania                                  1,893      37,803
    Unum Group                                                    29,554     938,044
    Validus Holdings, Ltd.                                         8,464     334,159
#   Valley National Bancorp                                       19,685     191,929
    ViewPoint Financial Group, Inc.                                2,897      63,184
*   Virginia Commerce Bancorp, Inc.                                2,610      41,838
*   Virtus Investment Partners, Inc.                                 450      91,584
    Waddell & Reed Financial, Inc. Class A                         9,308     574,769
#*  Walker & Dunlop, Inc.                                          1,159      15,044
    Washington Banking Co.                                         1,539      26,178
    Washington Federal, Inc.                                       9,784     222,880
    Washington Trust Bancorp, Inc.                                 1,700      55,913
#*  Waterstone Financial, Inc.                                     1,611      17,141
    Webster Financial Corp.                                        7,315     204,015
    Wells Fargo & Co.                                            543,241  23,190,958
    WesBanco, Inc.                                                 2,465      72,471
    West BanCorp., Inc.                                            2,033      28,096
#   Westamerica BanCorp.                                           3,200     164,736
*   Western Alliance Bancorp                                       7,287     154,120
    Westfield Financial, Inc.                                      4,099      29,554
    Westwood Holdings Group, Inc.                                    700      37,331

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Financials -- (Continued)
#   Willis Group Holdings P.L.C.                                  54,203 $  2,442,929
    Wilshire Bancorp, Inc.                                         5,178       43,858
#   Wintrust Financial Corp.                                       3,300      143,583
#*  World Acceptance Corp.                                         1,500      156,180
    WR Berkley Corp.                                              12,332      541,498
    WSFS Financial Corp.                                             285       19,953
    XL Group P.L.C.                                               31,713      969,466
*   Yadkin Financial Corp.                                           157        2,578
    Zions BanCorp.                                                18,945      537,470
*   ZipRealty, Inc.                                                2,357       12,963
                                                                         ------------
Total Financials                                                          287,574,835
                                                                         ------------
Health Care -- (12.0%)
#   Abaxis, Inc.                                                   1,236       44,162
    Abbott Laboratories                                          161,593    5,906,224
    AbbVie, Inc.                                                 167,626    8,121,480
*   ABIOMED, Inc.                                                    892       21,390
#*  Accuray, Inc.                                                  4,567       30,827
*   Acorda Therapeutics, Inc.                                      4,300      131,623
*   Actavis P.L.C.                                                17,202    2,659,116
*   Addus HomeCare Corp.                                             340        8,789
#*  Aegerion Pharmaceuticals, Inc.                                 2,100      173,922
    Aetna, Inc.                                                   40,376    2,531,575
#*  Affymax, Inc.                                                  2,611        2,950
*   Affymetrix, Inc.                                               5,465       38,638
    Agilent Technologies, Inc.                                    36,322    1,843,705
#   Air Methods Corp.                                              3,900      170,508
#*  Albany Molecular Research, Inc.                                3,400       44,540
*   Alere, Inc.                                                    8,565      288,897
*   Alexion Pharmaceuticals, Inc.                                 19,881    2,444,369
#*  Align Technology, Inc.                                         6,710      382,873
*   Alkermes P.L.C.                                               70,135    2,468,051
    Allergan, Inc.                                                31,158    2,823,226
*   Alliance HealthCare Services, Inc.                             1,000       25,210
*   Allscripts Healthcare Solutions, Inc.                         18,960      262,217
    Almost Family, Inc.                                              812       15,615
#*  Alnylam Pharmaceuticals, Inc.                                  5,914      340,706
*   Alphatec Holdings, Inc.                                        7,600       13,832
#*  AMAG Pharmaceuticals, Inc.                                     2,000       53,960
#*  Amedisys, Inc.                                                 3,037       49,442
    AmerisourceBergen Corp.                                       26,780    1,749,537
    Amgen, Inc.                                                   80,563    9,345,308
*   AMN Healthcare Services, Inc.                                  6,328       78,467
*   Amsurg Corp.                                                   3,550      152,259
    Analogic Corp.                                                 1,300      119,899
*   AngioDynamics, Inc.                                            1,880       29,554
*   Anika Therapeutics, Inc.                                       1,888       56,395
#*  Ariad Pharmaceuticals, Inc.                                   18,862       41,496
*   Arqule, Inc.                                                   2,900        6,525
*   ArthroCare Corp.                                               2,848      106,629
#*  athenahealth, Inc.                                             3,898      520,422
*   AtriCure, Inc.                                                   900       12,465

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
#*  Auxilium Pharmaceuticals, Inc.                                 1,267 $   21,805
#*  AVEO Pharmaceuticals, Inc.                                     1,934      4,003
#*  Baxano Surgical, Inc.                                          2,100      2,541
    Baxter International, Inc.                                    57,365  3,778,633
    Becton Dickinson and Co.                                      20,572  2,162,734
*   Bio-Rad Laboratories, Inc. Class A                             2,013    248,646
#*  Bio-Reference Labs, Inc.                                       2,873     93,114
*   Biogen Idec, Inc.                                             24,357  5,947,736
*   BioMarin Pharmaceutical, Inc.                                 14,820    930,992
*   BioScrip, Inc.                                                 6,872     48,173
    Biota Pharmaceuticals, Inc.                                      488      1,869
*   BioTelemetry, Inc.                                               646      5,904
*   Boston Scientific Corp.                                      159,048  1,859,271
    Bristol-Myers Squibb Co.                                     175,807  9,233,384
#*  Brookdale Senior Living, Inc.                                 10,600    287,048
*   Bruker Corp.                                                  10,040    205,318
*   Cambrex Corp.                                                  3,827     64,370
    Cantel Medical Corp.                                           3,750    131,625
*   Capital Senior Living Corp.                                    3,849     85,371
    Cardinal Health, Inc.                                         35,293  2,070,287
*   CareFusion Corp.                                              23,317    904,000
*   Celgene Corp.                                                 44,783  6,649,828
#*  Celldex Therapeutics, Inc.                                     4,986    114,229
*   Centene Corp.                                                  5,600    314,496
#*  Cepheid, Inc.                                                  6,896    280,805
*   Cerner Corp.                                                  30,000  1,680,900
*   Charles River Laboratories International, Inc.                 5,400    265,734
#   Chemed Corp.                                                   2,300    155,986
    Cigna Corp.                                                   30,209  2,325,489
*   Codexis, Inc.                                                  1,220      2,123
    Community Health Systems, Inc.                                10,000    436,300
    Computer Programs & Systems, Inc.                              1,145     65,311
    CONMED Corp.                                                   2,535     91,944
    Cooper Cos., Inc. (The)                                        5,265    680,291
*   Corvel Corp.                                                   1,800     74,880
*   Covance, Inc.                                                  5,900    526,634
    Covidien P.L.C.                                               49,700  3,186,267
    CR Bard, Inc.                                                  8,600  1,171,492
*   Cross Country Healthcare, Inc.                                 1,700     10,098
    CryoLife, Inc.                                                 3,061     27,518
*   Cubist Pharmaceuticals, Inc.                                   7,273    450,926
#*  Cumberland Pharmaceuticals, Inc.                               2,792     13,653
#*  Cutera, Inc.                                                   1,850     18,592
*   Cyberonics, Inc.                                               2,900    167,504
*   Cynosure, Inc. Class A                                         1,993     43,069
*   DaVita HealthCare Partners, Inc.                              20,940  1,177,037
    DENTSPLY International, Inc.                                  15,118    712,058
#*  Depomed, Inc.                                                  5,000     36,000
#*  Edwards Lifesciences Corp.                                    11,906    776,152
    Eli Lilly & Co.                                              106,875  5,324,512
*   Emergent Biosolutions, Inc.                                    2,866     55,973
*   Emeritus Corp.                                                 2,705     51,828

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Health Care -- (Continued)
*   Endo Health Solutions, Inc.                                   12,031 $   526,116
#*  Endocyte, Inc.                                                   878       9,158
    Ensign Group, Inc. (The)                                       1,831      77,964
*   Enzo Biochem, Inc.                                             3,718       9,258
    Enzon Pharmaceuticals, Inc.                                    3,492       5,168
*   Exactech, Inc.                                                 1,400      31,780
*   ExamWorks Group, Inc.                                          1,667      43,092
*   Express Scripts Holding Co.                                   85,387   5,338,395
*   Five Star Quality Care, Inc.                                   4,366      22,136
*   Forest Laboratories, Inc.                                     27,507   1,293,654
#*  Furiex Pharmaceuticals, Inc.                                     833      32,570
*   Gentiva Health Services, Inc.                                  3,177      36,377
*   Gilead Sciences, Inc.                                        163,352  11,596,358
*   Greatbatch, Inc.                                               2,450      93,394
#*  GTx, Inc.                                                      1,250       2,138
#*  Haemonetics Corp.                                              5,600     227,136
*   Hanger, Inc.                                                   3,139     115,201
*   Harvard Bioscience, Inc.                                       4,139      24,379
    HCA Holdings, Inc.                                            26,869   1,266,605
*   Health Management Associates, Inc. Class A                    27,224     349,012
*   Health Net, Inc.                                               8,691     264,206
    HealthSouth Corp.                                             10,319     362,300
*   HealthStream, Inc.                                             2,809     100,337
#*  Healthways, Inc.                                               3,100      29,853
*   Henry Schein, Inc.                                             9,246   1,039,528
    Hi-Tech Pharmacal Co., Inc.                                      841      36,239
    Hill-Rom Holdings, Inc.                                        6,500     268,385
#*  HMS Holdings Corp.                                             3,450      72,898
*   Hologic, Inc.                                                 25,846     578,692
*   Hospira, Inc.                                                 17,344     702,779
    Humana, Inc.                                                  17,105   1,576,226
*   ICU Medical, Inc.                                              1,350      83,430
#*  Idera Pharmaceuticals, Inc.                                    3,093       5,691
#*  IDEXX Laboratories, Inc.                                       5,800     625,588
#*  Illumina, Inc.                                                13,014   1,216,939
#*  Immunomedics, Inc.                                             7,400      28,046
*   Impax Laboratories, Inc.                                       6,540     132,500
*   Incyte Corp., Ltd.                                            14,786     576,654
#*  Infinity Pharmaceuticals, Inc.                                 2,823      38,252
*   Integra LifeSciences Holdings Corp.                            2,600     119,028
*   Intuitive Surgical, Inc.                                       4,038   1,500,117
    Invacare Corp.                                                 3,000      64,410
#*  IPC The Hospitalist Co., Inc.                                  1,600      87,664
#*  Isis Pharmaceuticals, Inc.                                    11,938     397,177
*   Jazz Pharmaceuticals P.L.C.                                    4,798     435,371
    Johnson & Johnson                                            303,676  28,123,434
    Kindred Healthcare, Inc.                                       5,377      74,633
#*  Laboratory Corp. of America Holdings                          10,100   1,019,090
    Landauer, Inc.                                                   917      44,383
*   Lannett Co., Inc.                                              1,787      42,191
*   LCA-Vision, Inc.                                               2,557       8,413
    LeMaitre Vascular, Inc.                                        2,283      18,355

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                    SHARES    VALUE+
                                                                    ------- -----------
Health Care -- (Continued)
*      LHC Group, Inc.                                                1,463 $    30,138
*      Life Technologies Corp.                                       18,352   1,382,089
*      LifePoint Hospitals, Inc.                                      4,944     255,308
*      Ligand Pharmaceuticals, Inc. Class B                             351      18,168
#*     Luminex Corp.                                                  3,762      73,359
*      Magellan Health Services, Inc.                                 2,400     140,880
*      Mallinckrodt P.L.C.                                            6,212     260,966
       Masimo Corp.                                                   5,278     135,222
(d)#*  Maxygen, Inc.                                                  3,792         114
       McKesson Corp.                                                24,342   3,805,628
*      MedAssets, Inc.                                                4,800     110,544
(d)*   MedCath Corp.                                                  1,565       2,144
*      Medical Action Industries, Inc.                                1,834      11,114
#*     Medicines Co. (The)                                            5,790     196,397
*      MediciNova, Inc.                                                 500       1,235
*      Medidata Solutions, Inc.                                       2,474     272,907
#*     Medivation, Inc.                                               7,756     464,274
#*     MEDNAX, Inc.                                                   5,264     573,881
       Medtronic, Inc.                                              108,110   6,205,514
       Merck & Co., Inc.                                            314,073  14,161,552
#      Meridian Bioscience, Inc.                                      4,363     107,853
*      Merit Medical Systems, Inc.                                    4,472      71,507
*      Mettler-Toledo International, Inc.                             3,200     791,872
*      Molina Healthcare, Inc.                                        3,211     101,596
*      Momenta Pharmaceuticals, Inc.                                  4,800      78,672
*      MWI Veterinary Supply, Inc.                                    1,239     196,555
*      Mylan, Inc.                                                   43,350   1,641,664
#*     Myriad Genetics, Inc.                                          9,000     219,420
#*     Nanosphere, Inc.                                               4,200       8,190
#      National Healthcare Corp.                                      1,000      48,380
*      National Research Corp. Class A                                  600      10,524
#      National Research Corp. Class B                                  100       2,799
*      Natus Medical, Inc.                                            2,124      41,907
*      Neogen Corp.                                                   2,958     136,719
#*     NPS Pharmaceuticals, Inc.                                     10,138     291,772
#*     NuVasive, Inc.                                                 4,366     138,751
       Omnicare, Inc.                                                12,061     665,164
*      Omnicell, Inc.                                                 4,051      93,457
#*     Opko Health, Inc.                                             22,157     222,013
#*     OraSure Technologies, Inc.                                     4,876      31,792
*      Orthofix International NV                                      1,730      35,448
#      Owens & Minor, Inc.                                            6,767     253,221
#      Pain Therapeutics, Inc.                                        2,000       7,320
*      PAREXEL International Corp.                                    6,325     289,116
       Patterson Cos., Inc.                                           9,800     416,598
*      PDI, Inc.                                                      1,874       8,939
#      PDL BioPharma, Inc.                                           14,616     118,243
       PerkinElmer, Inc.                                             12,400     471,696
       Perrigo Co.                                                    9,500   1,309,955
       Pfizer, Inc.                                                 704,127  21,602,616
*      PharMerica Corp.                                               2,600      38,376
#*     PhotoMedex, Inc.                                               1,800      22,752

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
*   Pozen, Inc.                                                    3,692 $   23,204
#*  Progenics Pharmaceuticals, Inc.                                3,300     12,012
*   ProPhase Labs, Inc.                                              350        581
*   Providence Service Corp. (The)                                 1,602     47,884
#*  pSivida Corp.                                                  1,029      2,521
#   Quality Systems, Inc.                                          4,000     91,280
#   Quest Diagnostics, Inc.                                       16,526    990,073
#   Questcor Pharmaceuticals, Inc.                                 6,310    387,245
#*  Quidel Corp.                                                   2,861     70,667
#*  RadNet, Inc.                                                   1,992      4,880
*   Regeneron Pharmaceuticals, Inc.                                8,100  2,329,560
#*  Repligen Corp.                                                 3,600     39,384
#   ResMed, Inc.                                                  15,326    792,967
#*  Rigel Pharmaceuticals, Inc.                                    5,853     18,086
*   Rochester Medical Corp.                                        1,012     20,220
*   RTI Biologics, Inc.                                            5,843     16,302
*   Salix Pharmaceuticals, Ltd.                                    6,400    459,200
#*  Sangamo Biosciences, Inc.                                        316      2,961
#*  Santarus, Inc.                                                 5,399    125,959
*   Sciclone Pharmaceuticals, Inc.                                 2,710     12,818
#*  Seattle Genetics, Inc.                                        11,055    427,055
    Select Medical Holdings Corp.                                  6,247     52,975
*   Sirona Dental Systems, Inc.                                    5,975    431,694
#*  Skilled Healthcare Group, Inc. Class A                         2,400     10,224
#*  Solta Medical, Inc.                                            4,965      9,185
#*  Special Diversified Opportunities, Inc.                        2,577      2,860
*   Spectranetics Corp.                                            2,706     56,528
#   Spectrum Pharmaceuticals, Inc.                                 6,160     52,914
    St Jude Medical, Inc.                                         31,655  1,816,680
    STERIS Corp.                                                   6,066    274,123
    Stryker Corp.                                                 32,260  2,382,724
#*  Sucampo Pharmaceuticals, Inc. Class A                            600      3,720
*   SurModics, Inc.                                                1,400     33,012
*   Symmetry Medical, Inc.                                         3,300     26,730
*   Targacept, Inc.                                                1,844      8,759
*   Team Health Holdings, Inc.                                     7,080    307,555
    Techne Corp.                                                   3,471    303,331
#   Teleflex, Inc.                                                 4,373    403,103
*   Tenet Healthcare Corp.                                        11,700    552,123
#*  Theravance, Inc.                                               8,386    307,263
    Thermo Fisher Scientific, Inc.                                38,296  3,744,583
*   Thoratec Corp.                                                 6,444    278,316
#*  Transcept Pharmaceuticals, Inc.                                  228        839
#*  Triple-S Management Corp. Class B                              2,513     44,757
#*  United Therapeutics Corp.                                      5,000    442,600
    UnitedHealth Group, Inc.                                     108,703  7,420,067
    Universal American Corp.                                       3,113     23,098
    Universal Health Services, Inc. Class B                        9,500    765,320
    US Physical Therapy, Inc.                                        902     28,792
    Utah Medical Products, Inc.                                      276     15,362
#*  Varian Medical Systems, Inc.                                  11,557    838,807
*   Vascular Solutions, Inc.                                       1,700     33,354

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CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
*   VCA Antech, Inc.                                               9,000 $    256,050
*   Vertex Pharmaceuticals, Inc.                                  22,074    1,574,759
#*  Vical, Inc.                                                      798          998
#*  ViroPharma, Inc.                                               7,500      291,150
*   Waters Corp.                                                   9,300      938,556
*   WellCare Health Plans, Inc.                                    4,200      280,056
    WellPoint, Inc.                                               32,544    2,759,731
    West Pharmaceutical Services, Inc.                             7,390      357,306
*   Wright Medical Group, Inc.                                     3,917      106,425
#*  XenoPort, Inc.                                                 2,757       14,419
#*  Zalicus, Inc.                                                    165          721
    Zimmer Holdings, Inc.                                         18,480    1,616,446
    Zoetis, Inc.                                                 118,627    3,755,731
                                                                         ------------
Total Health Care                                                         254,938,882
                                                                         ------------
Industrials -- (11.1%)
    3M Co.                                                        70,092    8,821,078
    AAON, Inc.                                                     4,612      124,570
    AAR Corp.                                                      3,583      104,910
    ABM Industries, Inc.                                           5,315      146,216
#   Acacia Research Corp.                                          4,362       65,823
#*  ACCO Brands Corp.                                              4,702       27,507
    Aceto Corp.                                                    2,454       39,141
#   Acme United Corp.                                                400        5,856
#   Acorn Energy, Inc.                                               330        1,241
#   Actuant Corp. Class A                                          7,200      270,432
#   Acuity Brands, Inc.                                            4,582      460,537
#*  Adept Technology, Inc.                                         1,502       12,497
#   ADT Corp. (The)                                               24,144    1,047,125
#*  Advisory Board Co. (The)                                       3,600      246,960
*   AECOM Technology Corp.                                        10,785      342,747
*   Aegion Corp.                                                   6,240      127,920
#*  Aerovironment, Inc.                                            2,727       73,929
    AGCO Corp.                                                    10,140      591,973
*   Air Transport Services Group, Inc.                             3,656       26,469
    Alamo Group, Inc.                                                789       37,233
    Alaska Air Group, Inc.                                         7,432      525,145
    Albany International Corp. Class A                             2,633       96,921
    Allegiant Travel Co.                                           1,647      171,733
    Alliant Techsystems, Inc.                                      3,650      397,376
    Altra Holdings, Inc.                                           4,206      127,736
    AMERCO                                                           854      172,448
#*  Ameresco, Inc. Class A                                         1,700       17,782
#   American Railcar Industries, Inc.                              1,606       65,782
    American Science & Engineering, Inc.                           1,029       67,688
*   American Woodmark Corp.                                        1,214       41,179
    AMETEK, Inc.                                                  26,050    1,245,971
    Ampco-Pittsburgh Corp.                                           700       12,887
    AO Smith Corp.                                                 9,832      507,823
#   Apogee Enterprises, Inc.                                       3,000       93,840
    Applied Industrial Technologies, Inc.                          4,082      193,119
*   ARC Document Solutions, Inc.                                   3,000       18,720

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
    Argan, Inc.                                                   1,347 $    29,971
    Arkansas Best Corp.                                           3,000      82,110
*   Armstrong World Industries, Inc.                              2,800     149,604
    Astec Industries, Inc.                                        2,360      79,792
*   Astronics Corp.                                               1,158      56,811
#*  Astronics Corp. Class B                                         232      11,184
*   Atlas Air Worldwide Holdings, Inc.                            2,609      96,611
*   Avis Budget Group, Inc.                                      11,377     356,441
    AZZ, Inc.                                                     2,800     125,720
*   B/E Aerospace, Inc.                                          10,903     884,887
#   Babcock & Wilcox Co. (The)                                   11,668     375,826
    Barnes Group, Inc.                                            5,300     188,362
    Barrett Business Services, Inc.                                 825      68,698
#*  Beacon Roofing Supply, Inc.                                   4,942     171,537
    Belden, Inc.                                                  4,749     319,418
*   Blount International, Inc.                                    4,550      55,419
#*  BlueLinx Holdings, Inc.                                         873       1,624
    Boeing Co. (The)                                             77,367  10,096,393
    Brady Corp. Class A                                           4,590     133,982
#   Briggs & Stratton Corp.                                       4,639      85,079
    Brink's Co. (The)                                             4,959     155,713
*   Builders FirstSource, Inc.                                    3,029      22,445
#*  CAI International, Inc.                                       1,400      30,646
    Carlisle Cos., Inc.                                           6,798     494,079
*   Casella Waste Systems, Inc. Class A                           3,338      19,728
    Caterpillar, Inc.                                            69,555   5,798,105
#*  CBIZ, Inc.                                                    5,600      45,696
    CDI Corp.                                                     1,100      17,655
#   Ceco Environmental Corp.                                      1,142      20,156
    Celadon Group, Inc.                                           1,523      28,236
#   CH Robinson Worldwide, Inc.                                  17,200   1,027,528
#*  Chart Industries, Inc.                                        3,200     343,904
    Chicago Bridge & Iron Co. NV                                  4,988     369,561
    Cintas Corp.                                                 11,700     629,109
    CIRCOR International, Inc.                                    1,580     116,557
    CLARCOR, Inc.                                                 5,300     309,944
#*  Clean Harbors, Inc.                                           6,136     378,898
*   CNH Industrial NV                                            12,942     151,810
    Coleman Cable, Inc.                                             698      17,171
*   Colfax Corp.                                                  6,188     346,280
*   Columbus McKinnon Corp.                                       2,000      52,020
#   Comfort Systems USA, Inc.                                     4,929      91,827
*   Command Security Corp.                                        1,531       2,342
#*  Commercial Vehicle Group, Inc.                                2,700      21,249
    Con-way, Inc.                                                 5,656     233,027
*   Consolidated Graphics, Inc.                                     700      44,863
    Copa Holdings SA Class A                                      3,120     466,565
*   Copart, Inc.                                                 11,500     370,645
    Corporate Executive Board Co. (The)                           3,688     268,855
*   Costa, Inc.                                                     845      17,001
    Courier Corp.                                                 1,460      24,805
    Covanta Holding Corp.                                        12,535     215,226

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Covenant Transportation Group, Inc. Class A                      100 $      653
*   CPI Aerostructures, Inc.                                         541      6,708
*   CRA International, Inc.                                        1,100     20,955
    Crane Co.                                                      4,900    311,150
    CSX Corp.                                                    108,100  2,817,086
    Cubic Corp.                                                    1,635     85,838
    Cummins, Inc.                                                 18,689  2,373,877
    Curtiss-Wright Corp.                                           4,100    204,098
    Danaher Corp.                                                 61,888  4,461,506
    Deere & Co.                                                   38,916  3,184,885
    Delta Air Lines, Inc.                                         90,905  2,398,074
#   Deluxe Corp.                                                   5,100    240,159
*   DigitalGlobe, Inc.                                             7,382    234,895
*   Dolan Co. (The)                                                2,800      7,196
#   Donaldson Co., Inc.                                           15,100    598,111
#   Douglas Dynamics, Inc.                                         3,141     47,649
    Dover Corp.                                                   19,380  1,778,890
#*  Ducommun, Inc.                                                 1,100     27,346
#   Dun & Bradstreet Corp. (The)                                   4,900    533,071
#*  DXP Enterprises, Inc.                                            999     91,808
*   Dycom Industries, Inc.                                         3,188     94,524
    Dynamic Materials Corp.                                        1,062     23,470
#*  Eagle Bulk Shipping, Inc.                                      1,175      6,533
    Eastern Co. (The)                                                600      9,930
    Eaton Corp. P.L.C.                                            48,826  3,445,163
#*  Echo Global Logistics, Inc.                                      777     14,305
    EMCOR Group, Inc.                                              7,100    263,126
    Emerson Electric Co.                                          76,280  5,108,472
#   Encore Wire Corp.                                              1,900     94,107
#*  Energy Recovery, Inc.                                          2,000     11,680
#*  EnerNOC, Inc.                                                  2,080     34,590
    EnerSys, Inc.                                                  5,200    345,020
*   Engility Holdings, Inc.                                        1,833     56,768
    Ennis, Inc.                                                    2,716     48,209
*   EnPro Industries, Inc.                                         2,000    119,340
    Equifax, Inc.                                                 12,698    821,180
    ESCO Technologies, Inc.                                        2,486     89,695
*   Esterline Technologies Corp.                                   3,200    256,512
    Exelis, Inc.                                                  19,667    324,309
    Expeditors International of Washington, Inc.                  22,436  1,016,126
    Exponent, Inc.                                                 1,400    105,854
#   Fastenal Co.                                                  30,365  1,512,177
*   Federal Signal Corp.                                           6,721     92,010
    FedEx Corp.                                                   31,565  4,135,015
*   Flow International Corp.                                       3,739     14,919
    Flowserve Corp.                                               16,500  1,146,255
    Fluor Corp.                                                   17,555  1,302,932
    Fortune Brands Home & Security, Inc.                          16,980    731,498
    Forward Air Corp.                                              2,983    120,752
*   Franklin Covey Co.                                             1,500     28,200
    Franklin Electric Co., Inc.                                    5,400    204,390
#   FreightCar America, Inc.                                       1,200     26,688

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CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#*  FTI Consulting, Inc.                                             4,114 $   166,946
*   Fuel Tech, Inc.                                                  1,700       7,701
*   Furmanite Corp.                                                  3,300      37,125
    G&K Services, Inc. Class A                                       1,900     118,560
    GATX Corp.                                                       4,700     242,285
#*  Genco Shipping & Trading, Ltd.                                   2,800       7,476
*   Gencor Industries, Inc.                                            400       3,652
#*  GenCorp, Inc.                                                    4,917      82,606
#   Generac Holdings, Inc.                                           6,565     323,983
#   General Cable Corp.                                              5,029     165,605
    General Dynamics Corp.                                          31,056   2,690,381
    General Electric Co.                                         1,094,103  28,599,852
*   Genesee & Wyoming, Inc. Class A                                  5,062     505,390
*   Gibraltar Industries, Inc.                                       3,140      50,271
    Global Power Equipment Group, Inc.                               1,290      26,264
#*  Goldfield Corp. (The)                                            1,983       3,768
#   Gorman-Rupp Co. (The)                                            1,953      79,565
*   GP Strategies Corp.                                              1,842      51,613
    Graco, Inc.                                                      6,625     511,848
#*  GrafTech International, Ltd.                                     7,182      63,920
    Graham Corp.                                                     1,500      55,215
#   Granite Construction, Inc.                                       3,685     119,210
#   Great Lakes Dredge & Dock Corp.                                  6,665      54,120
*   Greenbrier Cos., Inc.                                            2,169      57,565
#   Griffon Corp.                                                    5,003      62,688
*   H&E Equipment Services, Inc.                                     3,255      81,473
    Hardinge, Inc.                                                     700      10,353
    Harsco Corp.                                                     8,088     225,493
#*  Hawaiian Holdings, Inc.                                          4,038      33,314
#   Heartland Express, Inc.                                          5,162      74,126
#   HEICO Corp.                                                      2,000     107,160
    HEICO Corp. Class A                                              3,551     138,357
    Heidrick & Struggles International, Inc.                         1,861      34,466
    Herman Miller, Inc.                                              6,453     195,784
*   Hertz Global Holdings, Inc.                                     36,477     837,512
*   Hexcel Corp.                                                    10,870     459,910
*   Hill International, Inc.                                         4,200      14,448
#   HNI Corp.                                                        4,673     181,546
    Honeywell International, Inc.                                   78,714   6,826,865
#   Houston Wire & Cable Co.                                         2,370      32,872
*   Hub Group, Inc. Class A                                          3,714     136,415
    Hubbell, Inc. Class B                                            5,637     606,203
*   Hudson Global, Inc.                                              3,600      11,700
    Huntington Ingalls Industries, Inc.                              5,491     392,881
    Hurco Cos., Inc.                                                   883      21,625
#*  Huron Consulting Group, Inc.                                     2,184     127,917
    Hyster-Yale Materials Handling, Inc.                             1,066      83,617
*   ICF International, Inc.                                          1,750      60,585
    IDEX Corp.                                                       8,775     606,791
*   IHS, Inc. Class A                                                6,390     696,829
*   II-VI, Inc.                                                      4,886      83,355
    Illinois Tool Works, Inc.                                       43,558   3,431,935

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
    Ingersoll-Rand P.L.C.                                        31,966 $2,158,664
#*  InnerWorkings, Inc.                                           5,543     53,047
#   Innovative Solutions & Support, Inc.                          1,906     15,019
    Insperity, Inc.                                               2,180     84,301
    Insteel Industries, Inc.                                      2,000     33,180
*   Integrated Electrical Services, Inc.                            707      3,295
#   Interface, Inc.                                               7,269    147,197
    International Shipholding Corp.                                 637     15,810
#   Intersections, Inc.                                           1,231     10,550
    Iron Mountain, Inc.                                          13,356    354,468
    ITT Corp.                                                     9,589    380,971
*   Jacobs Engineering Group, Inc.                               13,400    814,988
    JB Hunt Transport Services, Inc.                             10,057    754,577
#*  JetBlue Airways Corp.                                        26,500    187,885
    John Bean Technologies Corp.                                  2,998     81,486
#   Joy Global, Inc.                                             10,525    597,294
    Kadant, Inc.                                                    900     32,220
#   Kaman Corp.                                                  10,849    403,366
    Kansas City Southern                                         11,900  1,446,088
    KAR Auction Services, Inc.                                    6,029    179,182
    KBR, Inc.                                                    15,190    524,663
    Kelly Services, Inc. Class A                                  2,711     56,551
    Kennametal, Inc.                                              8,500    391,000
*   Key Technology, Inc.                                            744     10,766
    Kforce, Inc.                                                  2,790     54,935
    Kimball International, Inc. Class B                           2,500     29,250
#*  Kirby Corp.                                                   5,300    468,997
#   Knight Transportation, Inc.                                   5,768     97,883
#   Knoll, Inc.                                                   5,103     83,791
*   Korn/Ferry International                                      4,871    115,930
#*  Kratos Defense & Security Solutions, Inc.                     3,728     31,613
    L-3 Communications Holdings, Inc.                            11,000  1,104,950
#   Landstar System, Inc.                                         4,810    265,945
*   Lawson Products, Inc.                                           649      8,515
#*  Layne Christensen Co.                                         1,700     32,878
    LB Foster Co. Class A                                           581     27,162
    Lennox International, Inc.                                    4,700    366,882
    Lincoln Electric Holdings, Inc.                               8,460    585,770
#   Lindsay Corp.                                                 1,349    102,537
#*  LMI Aerospace, Inc.                                             698     10,959
    Lockheed Martin Corp.                                        29,138  3,885,261
    LSI Industries, Inc.                                          2,400     22,104
*   Lydall, Inc.                                                  1,419     25,854
    Manitowoc Co., Inc. (The)                                    13,600    264,656
    Manpowergroup, Inc.                                           7,713    602,385
    Marten Transport, Ltd.                                        3,358     59,235
    Masco Corp.                                                  38,326    809,828
#*  MasTec, Inc.                                                  6,300    201,411
    Matson, Inc.                                                  4,200    113,778
    McGrath RentCorp                                              2,486     88,676
*   Meritor, Inc.                                                 9,997     68,679
*   Metalico, Inc.                                                5,606      9,194

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
*   Mfri, Inc.                                                    1,091 $   12,917
*   Middleby Corp.                                                2,025    460,991
    Miller Industries, Inc.                                       1,421     26,630
    Mine Safety Appliances Co.                                    3,481    167,645
*   Mistras Group, Inc.                                             203      3,727
*   Mobile Mini, Inc.                                             3,786    136,750
*   Moog, Inc. Class A                                            3,953    236,113
    MSC Industrial Direct Co., Inc. Class A                       5,217    398,422
    Mueller Industries, Inc.                                      2,900    174,841
    Mueller Water Products, Inc. Class A                         15,235    130,564
    Multi-Color Corp.                                             1,486     51,757
*   MYR Group, Inc.                                               2,509     66,363
#   National Presto Industries, Inc.                                737     51,995
#*  National Technical Systems, Inc.                              1,200     27,468
*   Navigant Consulting, Inc.                                     4,323     75,004
*   Navistar International Corp.                                  4,525    163,624
#*  NCI Building Systems, Inc.                                      674      9,726
    Nielsen Holdings NV                                          19,692    776,652
#   NL Industries, Inc.                                           4,704     54,849
    NN, Inc.                                                      1,100     17,688
    Nordson Corp.                                                 6,170    444,795
    Norfolk Southern Corp.                                       33,685  2,897,584
#*  Nortek, Inc.                                                    786     55,154
    Northrop Grumman Corp.                                       23,919  2,571,532
*   Northwest Pipe Co.                                            1,100     39,633
*   Ocean Power Technologies, Inc.                                  300        705
*   Old Dominion Freight Line, Inc.                               6,962    326,518
    Omega Flex, Inc.                                                302      6,143
*   On Assignment, Inc.                                           4,685    158,306
*   Orbital Sciences Corp.                                        5,714    131,822
*   Orion Energy Systems, Inc.                                      230        978
*   Orion Marine Group, Inc.                                      2,500     31,250
*   Oshkosh Corp.                                                 9,200    437,828
*   Owens Corning                                                11,644    418,369
    PACCAR, Inc.                                                 34,027  1,891,901
*   Pacer International, Inc.                                     2,277     18,170
    Pall Corp.                                                   12,100    974,292
    PAM Transportation Services, Inc.                               492      8,561
*   Park-Ohio Holdings Corp.                                      1,300     53,833
    Parker Hannifin Corp.                                        15,690  1,831,337
*   Patrick Industries, Inc.                                        600     18,768
#*  Pendrell Corp.                                               12,128     27,045
    Pentair, Ltd.                                                22,197  1,489,197
*   PGT, Inc.                                                     2,609     27,264
    Pike Electric Corp.                                           2,597     28,074
#   Pitney Bowes, Inc.                                           21,813    465,489
#*  PMFG, Inc.                                                      400      3,136
#*  Polypore International, Inc.                                  5,100    230,520
*   Powell Industries, Inc.                                         700     43,981
*   PowerSecure International, Inc.                               2,600     47,008
    Precision Castparts Corp.                                    15,585  3,950,018
    Primoris Services Corp.                                       3,064     79,787

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
*   Proto Labs, Inc.                                                394 $   33,041
#   Quad/Graphics, Inc.                                           2,303     80,421
*   Quality Distribution, Inc.                                    1,769     18,185
#   Quanex Building Products Corp.                                3,800     67,564
*   Quanta Services, Inc.                                        23,099    697,821
#   Raven Industries, Inc.                                        3,530    117,761
    Raytheon Co.                                                 34,592  2,849,343
#*  RBC Bearings, Inc.                                            2,240    154,090
#   RCM Technologies, Inc.                                          395      2,548
    Regal-Beloit Corp.                                            4,464    327,345
*   Republic Airways Holdings, Inc.                               4,358     51,337
    Republic Services, Inc.                                      31,837  1,065,584
    Resources Connection, Inc.                                    4,266     54,434
*   Roadrunner Transportation Systems, Inc.                       1,537     40,731
    Robert Half International, Inc.                              14,493    558,415
    Rockwell Automation, Inc.                                    14,920  1,647,317
#   Rockwell Collins, Inc.                                       14,032    979,855
    Rollins, Inc.                                                 6,926    191,435
    Roper Industries, Inc.                                       10,600  1,344,186
*   RPX Corp.                                                     2,672     47,722
#   RR Donnelley & Sons Co.                                      19,959    370,639
*   Rush Enterprises, Inc. Class A                                2,675     76,559
    Ryder System, Inc.                                            5,488    361,275
*   Saia, Inc.                                                    2,325     75,632
    Schawk, Inc.                                                  2,653     38,787
*   Sensata Technologies Holding NV                              10,683    402,001
    SIFCO Industries, Inc.                                          100      2,218
    Simpson Manufacturing Co., Inc.                               3,827    135,667
    SkyWest, Inc.                                                 4,969     74,734
    Snap-on, Inc.                                                 6,294    655,017
    Southwest Airlines Co.                                       81,139  1,397,214
*   Sparton Corp.                                                   400     10,556
*   Spirit Aerosystems Holdings, Inc. Class A                    11,500    306,935
*   Spirit Airlines, Inc.                                         6,288    271,327
    SPX Corp.                                                     5,400    489,834
#*  Standard Parking Corp.                                        2,343     62,019
#*  Standard Register Co. (The)                                     360      3,060
    Standex International Corp.                                   1,820    111,948
    Stanley Black & Decker, Inc.                                 16,463  1,302,059
    Steelcase, Inc. Class A                                      13,910    227,985
*   Stericycle, Inc.                                              9,382  1,090,188
*   Sterling Construction Co., Inc.                               1,440     13,824
    Sun Hydraulics Corp.                                          2,235     88,685
#*  Swift Transportation Co.                                      9,100    198,289
#   TAL International Group, Inc.                                 3,192    154,206
*   Taser International, Inc.                                     5,800    103,066
*   Team, Inc.                                                    1,992     74,282
#*  Tecumseh Products Co. Class A                                   900      7,020
*   Teledyne Technologies, Inc.                                   3,700    328,634
    Tennant Co.                                                   1,603     97,286
*   Terex Corp.                                                  11,602    405,490
*   Tetra Tech, Inc.                                              6,326    165,298

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Industrials -- (Continued)
#   Textainer Group Holdings, Ltd.                                2,100 $   79,590
    Textron, Inc.                                                29,300    843,547
*   Thermon Group Holdings, Inc.                                  2,619     61,573
    Timken Co.                                                    8,560    452,054
#   Titan International, Inc.                                     4,800     69,600
#*  Titan Machinery, Inc.                                         1,496     26,389
    Toro Co. (The)                                                6,400    377,216
    Towers Watson & Co. Class A                                   7,250    832,372
    TransDigm Group, Inc.                                         5,200    756,132
*   TRC Cos., Inc.                                                3,000     23,070
#*  Trex Co., Inc.                                                1,300     91,286
*   Trimas Corp.                                                  3,678    139,249
    Trinity Industries, Inc.                                      8,400    425,292
    Triumph Group, Inc.                                           5,222    374,156
*   TrueBlue, Inc.                                                4,300    106,210
*   Tutor Perini Corp.                                            3,160     72,522
#   Twin Disc, Inc.                                                 668     17,281
    Tyco International, Ltd.                                     49,979  1,826,732
*   Ultralife Corp.                                               2,100      8,190
    UniFirst Corp.                                                1,540    158,343
    Union Pacific Corp.                                          50,016  7,572,422
*   United Continental Holdings, Inc.                            34,740  1,179,423
    United Parcel Service, Inc. Class B                          76,915  7,556,130
#*  United Rentals, Inc.                                          8,137    525,569
    United Stationers, Inc.                                       3,629    161,273
    United Technologies Corp.                                    93,458  9,929,912
#   Universal Forest Products, Inc.                               1,800     95,256
#   Universal Truckload Services, Inc.                              888     23,674
    URS Corp.                                                     8,279    448,887
#*  US Airways Group, Inc.                                       17,500    384,475
    US Ecology, Inc.                                              1,562     55,529
*   USA Truck, Inc.                                               1,235     16,401
#*  USG Corp.                                                     8,200    223,942
    UTi Worldwide, Inc.                                           9,764    148,413
#   Valmont Industries, Inc.                                      2,500    351,250
*   Verisk Analytics, Inc. Class A                               15,487  1,061,169
*   Versar, Inc.                                                  1,500      7,095
    Viad Corp.                                                    1,850     49,395
*   Vicor Corp.                                                   1,200     10,572
*   Virco Manufacturing Corp.                                     1,718      3,488
    VSE Corp.                                                       800     35,040
#*  Wabash National Corp.                                         6,947     81,002
*   WABCO Holdings, Inc.                                          6,600    565,488
    Wabtec Corp.                                                 10,320    672,761
#   Waste Connections, Inc.                                      12,075    516,085
    Waste Management, Inc.                                       46,755  2,035,713
    Watsco, Inc.                                                  2,800    266,812
    Watts Water Technologies, Inc. Class A                        2,870    165,829
#   Werner Enterprises, Inc.                                      4,400    101,904
*   Wesco Aircraft Holdings, Inc.                                 1,713     31,382
#*  WESCO International, Inc.                                     4,287    366,367
*   Willis Lease Finance Corp.                                      400      6,972

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
    Woodward, Inc.                                                 6,716 $    269,244
    WW Grainger, Inc.                                              6,200    1,667,614
*   XPO Logistics, Inc.                                              596       12,027
    Xylem, Inc.                                                   19,333      666,988
                                                                         ------------
Total Industrials                                                         235,925,800
                                                                         ------------
Information Technology -- (17.1%)
#*  3D Systems Corp.                                              10,300      641,072
*   Accelrys, Inc.                                                 5,579       52,164
    Accenture P.L.C. Class A                                      69,596    5,115,306
#*  ACI Worldwide, Inc.                                            3,487      192,203
    Activision Blizzard, Inc.                                     41,100      683,904
*   Actuate Corp.                                                  5,359       42,926
*   Acxiom Corp.                                                   7,928      263,447
*   ADDvantage Technologies Group, Inc.                              400        1,060
*   Adobe Systems, Inc.                                           51,768    2,805,826
#   ADTRAN, Inc.                                                   2,411       56,610
*   Advanced Energy Industries, Inc.                               4,259       88,928
#*  Advanced Micro Devices, Inc.                                  64,654      215,944
    Advent Software, Inc.                                          4,522      151,713
*   Agilysys, Inc.                                                 2,000       23,500
#*  Akamai Technologies, Inc.                                     18,769      839,725
#*  Alliance Data Systems Corp.                                    5,400    1,280,124
*   Alpha & Omega Semiconductor, Ltd.                                640        4,710
    Altera Corp.                                                  33,767    1,134,571
    Amdocs, Ltd.                                                  16,670      640,962
    American Software, Inc. Class A                                2,676       23,415
*   Amkor Technology, Inc.                                         9,515       50,525
    Amphenol Corp. Class A                                        16,844    1,352,405
*   Amtech Systems, Inc.                                             700        5,600
#*  ANADIGICS, Inc.                                                8,617       17,406
    Analog Devices, Inc.                                          32,518    1,603,137
*   Anaren, Inc.                                                   1,400       34,972
*   Anixter International, Inc.                                    3,000      256,470
*   ANSYS, Inc.                                                    9,592      838,820
#   AOL, Inc.                                                      8,562      310,287
    Apple, Inc.                                                   95,889   50,087,619
    Applied Materials, Inc.                                      129,786    2,316,680
*   Applied Micro Circuits Corp.                                   8,159       95,134
#*  ARRIS Group, Inc.                                             12,650      225,929
*   Arrow Electronics, Inc.                                       11,300      542,626
*   AsiaInfo-Linkage, Inc.                                         4,100       47,560
*   Aspen Technology, Inc.                                         9,812      375,113
*   Atmel Corp.                                                   46,749      340,333
*   ATMI, Inc.                                                     3,222       88,089
*   Autodesk, Inc.                                                23,409      934,253
    Automatic Data Processing, Inc.                               48,971    3,671,356
    Avago Technologies, Ltd.                                      23,405    1,063,289
*   AVG Technologies NV                                            6,739      135,454
*   Aviat Networks, Inc.                                           6,079       12,523
*   Avid Technology, Inc.                                          3,971       29,584
    Avnet, Inc.                                                   15,500      615,350

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    AVX Corp.                                                      6,815 $    90,299
#   Aware, Inc.                                                    2,752      14,393
*   Axcelis Technologies, Inc.                                     1,800       3,906
*   AXT, Inc.                                                      2,829       6,394
#   Badger Meter, Inc.                                             1,600      83,216
    Bel Fuse, Inc. Class B                                         1,175      24,722
*   Benchmark Electronics, Inc.                                    4,988     113,377
    Black Box Corp.                                                2,047      51,257
    Blackbaud, Inc.                                                4,400     158,400
#*  Blucora, Inc.                                                  3,680      86,958
#   Booz Allen Hamilton Holding Corp.                              3,446      68,231
#*  Bottomline Technologies de, Inc.                               3,763     118,233
    Broadcom Corp. Class A                                        51,085   1,364,991
    Broadridge Financial Solutions, Inc.                          13,095     460,420
*   Brocade Communications Systems, Inc.                          46,371     371,895
    Brooks Automation, Inc.                                        5,441      52,451
#*  BTU International, Inc.                                          600       1,986
    CA, Inc.                                                      34,897   1,108,329
*   Cabot Microelectronics Corp.                                   2,700     110,403
*   CACI International, Inc. Class A                               2,335     168,073
#*  Cadence Design Systems, Inc.                                  30,500     395,585
*   CalAmp Corp.                                                   3,413      80,308
*   Calix, Inc.                                                    3,886      39,521
*   Cardtronics, Inc.                                              4,567     179,255
*   Cascade Microtech, Inc.                                        1,242      12,718
#   Cass Information Systems, Inc.                                 1,118      64,095
*   Ceva, Inc.                                                     1,916      27,456
*   Checkpoint Systems, Inc.                                       4,385      74,633
*   CIBER, Inc.                                                   16,532      53,729
*   Ciena Corp.                                                   10,971     255,295
#*  Cirrus Logic, Inc.                                             4,732     106,139
    Cisco Systems, Inc.                                          566,126  12,737,835
*   Citrix Systems, Inc.                                          19,517   1,108,175
*   Clearfield, Inc.                                                 574       8,518
    Cognex Corp.                                                   8,336     260,500
*   Cognizant Technology Solutions Corp. Class A                  33,502   2,912,329
    Coherent, Inc.                                                 2,200     145,618
    Cohu, Inc.                                                     1,500      14,340
    Communications Systems, Inc.                                   1,155      13,179
#*  CommVault Systems, Inc.                                        4,695     366,586
    Computer Sciences Corp.                                       16,353     805,549
    Computer Task Group, Inc.                                      1,400      23,982
    Compuware Corp.                                               19,868     212,190
*   comScore, Inc.                                                 2,204      58,891
    Comtech Telecommunications Corp.                               1,794      53,856
*   Comverse, Inc.                                                    12         379
#*  Concur Technologies, Inc.                                      5,200     543,920
*   Constant Contact, Inc.                                         2,332      60,422
    Convergys Corp.                                               11,700     230,958
*   CoreLogic, Inc.                                                9,249     307,714
*   Cornerstone OnDemand, Inc.                                     3,713     175,885
    Corning, Inc.                                                158,824   2,714,302

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   CoStar Group, Inc.                                             2,894 $  512,209
*   Cray, Inc.                                                     4,250     95,030
#*  Cree, Inc.                                                    11,750    713,813
*   Crexendo, Inc.                                                 1,426      4,421
    CSG Systems International, Inc.                                3,600    100,296
    CTS Corp.                                                      6,518    121,365
*   CyberOptics Corp.                                              1,199      6,079
#   Cypress Semiconductor Corp.                                    5,102     47,347
    Daktronics, Inc.                                               4,150     49,634
#*  Datalink Corp.                                                 1,423     14,614
*   Dealertrack Technologies, Inc.                                 4,579    170,797
#*  Demand Media, Inc.                                             2,765     13,217
#*  Dice Holdings, Inc.                                            4,237     31,269
#   Diebold, Inc.                                                  5,900    176,764
*   Digi International, Inc.                                       2,040     20,563
    Digimarc Corp.                                                   858     18,069
*   Digital River, Inc.                                            3,500     62,440
*   Diodes, Inc.                                                   3,450     83,559
#   Dolby Laboratories, Inc. Class A                               5,260    187,992
*   Dot Hill Systems Corp.                                         3,766     10,921
*   DSP Group, Inc.                                                3,109     23,162
    DST Systems, Inc.                                              3,693    313,056
*   DTS, Inc.                                                      1,182     23,640
#*  Dynamics Research Corp.                                        1,200      8,880
    EarthLink, Inc.                                                6,569     33,239
*   eBay, Inc.                                                   125,009  6,589,224
#   Ebix, Inc.                                                     5,000     56,900
*   EchoStar Corp. Class A                                         4,501    215,868
*   Edgewater Technology, Inc.                                     1,000      6,850
    Electro Rent Corp.                                             2,590     46,983
    Electro Scientific Industries, Inc.                            2,430     29,111
*   Electronic Arts, Inc.                                         33,626    882,682
*   Electronics for Imaging, Inc.                                  5,000    171,550
#*  Ellie Mae, Inc.                                                1,400     40,460
    eMagin Corp.                                                   2,210      6,078
    EMC Corp.                                                    217,849  5,243,625
#*  Emcore Corp.                                                     827      4,408
*   Emulex Corp.                                                   8,842     66,580
*   Entegris, Inc.                                                13,900    143,865
#*  Entropic Communications, Inc.                                  6,575     28,141
*   Envestnet, Inc.                                                1,389     50,421
    EPIQ Systems, Inc.                                             4,051     60,603
    ePlus, Inc.                                                      500     27,180
#*  Equinix, Inc.                                                  5,318    858,751
*   Euronet Worldwide, Inc.                                        4,700    203,980
*   Exar Corp.                                                     4,019     46,339
*   ExlService Holdings, Inc.                                      2,442     70,598
*   Extreme Networks                                               6,199     33,227
*   F5 Networks, Inc.                                              7,250    590,948
*   Fabrinet                                                         500      8,370
*   Facebook, Inc. Class A                                       117,180  5,889,467
#   FactSet Research Systems, Inc.                                 4,350    473,889

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    Fair Isaac Corp.                                               3,625 $   207,640
#*  Fairchild Semiconductor International, Inc.                   13,385     169,588
*   FARO Technologies, Inc.                                        2,100      99,750
    FEI Co.                                                        4,165     371,018
    Fidelity National Information Services, Inc.                  25,915   1,263,356
*   Finisar Corp.                                                  9,600     220,896
#*  First Solar, Inc.                                              5,850     294,080
*   Fiserv, Inc.                                                  14,300   1,497,639
*   FleetCor Technologies, Inc.                                    6,336     730,858
    FLIR Systems, Inc.                                            16,900     481,312
*   FormFactor, Inc.                                               6,406      33,439
    Forrester Research, Inc.                                       1,137      44,127
*   Fortinet, Inc.                                                13,661     274,723
*   Freescale Semiconductor, Ltd.                                  6,800     104,992
    Frequency Electronics, Inc.                                      798       8,866
#*  Fusion-io, Inc.                                                5,608      60,286
*   Gartner, Inc.                                                 10,000     589,500
*   Genpact, Ltd.                                                 22,351     443,220
*   Global Cash Access Holdings, Inc.                              5,930      49,219
    Global Payments, Inc.                                          8,396     499,394
*   Globecomm Systems, Inc.                                        1,241      17,411
*   Google, Inc. Class A                                          29,251  30,145,496
*   GSE Systems, Inc.                                              1,745       2,967
*   GSI Group, Inc.                                                1,769      17,655
*   GSI Technology, Inc.                                           3,200      22,464
#*  GT Advanced Technologies, Inc.                                12,200      91,500
*   Guidewire Software, Inc.                                       4,219     213,988
    Hackett Group, Inc. (The)                                      5,500      39,160
*   Harmonic, Inc.                                                10,205      74,599
    Harris Corp.                                                  12,040     745,998
    Heartland Payment Systems, Inc.                                4,300     173,935
    Hewlett-Packard Co.                                          205,028   4,996,532
*   Hittite Microwave Corp.                                        3,110     198,698
*   Hutchinson Technology, Inc.                                    1,900       7,068
    IAC/InterActiveCorp                                            8,300     443,137
*   ID Systems, Inc.                                               1,700       8,840
*   Identive Group, Inc.                                           1,092         699
#*  IEC Electronics Corp.                                            638       2,743
*   iGATE Corp.                                                    3,200     101,888
*   Imation Corp.                                                  2,440      11,346
*   Immersion Corp.                                                  597       7,594
#*  Infinera Corp.                                                10,000     102,100
*   Informatica Corp.                                             11,100     428,460
*   Ingram Micro, Inc. Class A                                    16,470     381,610
*   Innodata, Inc.                                                 2,754       6,610
*   Inphi Corp.                                                    1,500      22,110
*   Insight Enterprises, Inc.                                      4,020      84,701
*   Integrated Device Technology, Inc.                            15,881     168,974
*   Integrated Silicon Solution, Inc.                              3,810      41,072
    Intel Corp.                                                  525,207  12,830,807
*   Interactive Intelligence Group, Inc.                           1,900     116,755
    InterDigital, Inc.                                             4,500     174,375

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Internap Network Services Corp.                                7,852 $    57,084
    International Business Machines Corp.                        109,076  19,547,510
*   International Rectifier Corp.                                  6,589     171,578
*   Interphase Corp.                                                 490       1,994
    Intersil Corp. Class A                                        12,140     135,482
#*  Intevac, Inc.                                                  2,384      12,158
*   IntraLinks Holdings, Inc.                                        721       7,491
#*  IntriCon Corp.                                                   800       3,544
#   Intuit, Inc.                                                  29,798   2,127,875
#   IPG Photonics Corp.                                            3,576     236,982
*   Iteris, Inc.                                                     600       1,230
#*  Itron, Inc.                                                    4,100     174,947
*   Ixia                                                           4,546      64,462
    IXYS Corp.                                                     2,391      27,807
#   j2 Global, Inc.                                                5,183     284,961
    Jabil Circuit, Inc.                                           19,112     398,676
    Jack Henry & Associates, Inc.                                  8,990     490,944
*   JDS Uniphase Corp.                                            25,300     331,177
*   Juniper Networks, Inc.                                        51,449     959,009
*   Kemet Corp.                                                    2,594      14,708
*   Key Tronic Corp.                                                 749       8,127
    KLA-Tencor Corp.                                              17,570   1,152,592
*   Kopin Corp.                                                    8,696      31,914
*   Kulicke & Soffa Industries, Inc.                               6,752      87,101
*   KVH Industries, Inc.                                           2,000      27,480
*   Lam Research Corp.                                            16,902     916,595
*   Lattice Semiconductor Corp.                                    8,552      43,872
#   Leidos Holdings, Inc.                                          7,400     348,466
    Lender Processing Services, Inc.                               9,153     315,962
    Lexmark International, Inc. Class A                            7,972     283,405
*   Limelight Networks, Inc.                                       5,494      10,548
    Linear Technology Corp.                                       24,807   1,020,560
*   LinkedIn Corp. Class A                                        13,138   2,938,576
*   Lionbridge Technologies, Inc.                                  5,700      24,852
*   Liquidity Services, Inc.                                         652      17,024
    Littelfuse, Inc.                                               2,279     193,783
*   LogMeIn, Inc.                                                  1,066      34,432
*   LoJack Corp.                                                   2,400      10,512
    LSI Corp.                                                     62,544     530,373
*   LTX-Credence Corp.                                             4,140      25,378
*   Magnachip Semiconductor Corp.                                  2,100      39,249
*   Manhattan Associates, Inc.                                     2,194     233,683
#   ManTech International Corp. Class A                            2,440      68,174
    Marchex, Inc. Class B                                          3,183      28,392
    Marvell Technology Group, Ltd.                                49,822     597,864
    Mastercard, Inc. Class A                                      12,491   8,957,296
#*  Mattersight Corp.                                                500       2,115
*   Mattson Technology, Inc.                                         200         592
    Maxim Integrated Products, Inc.                               30,528     906,682
    MAXIMUS, Inc.                                                  7,600     368,220
*   MaxLinear, Inc. Class A                                        1,002       8,677
#*  Maxwell Technologies, Inc.                                       703       5,273

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Measurement Specialties, Inc.                                  1,500 $    83,595
    Mentor Graphics Corp.                                         12,551     277,126
#*  Mercury Systems, Inc.                                          2,500      23,050
    Mesa Laboratories, Inc.                                          300      20,889
    Methode Electronics, Inc.                                      5,669     145,013
    Micrel, Inc.                                                   5,800      53,360
#   Microchip Technology, Inc.                                    21,068     905,081
*   Micron Technology, Inc.                                      104,164   1,841,620
#*  MICROS Systems, Inc.                                           8,400     455,700
#*  Microsemi Corp.                                                9,716     244,163
    Microsoft Corp.                                              830,486  29,357,680
#*  Mindspeed Technologies, Inc.                                   3,300       9,537
    MKS Instruments, Inc.                                          4,484     132,906
    MOCON, Inc.                                                      535       7,463
*   ModusLink Global Solutions, Inc.                               5,100      21,012
    Molex, Inc.                                                    7,100     274,060
    Molex, Inc. Class A                                            7,690     296,065
*   MoneyGram International, Inc.                                  1,383      29,195
    Monolithic Power Systems, Inc.                                 3,320     105,709
#   Monotype Imaging Holdings, Inc.                                4,300     121,346
#*  Monster Worldwide, Inc.                                       12,900      55,728
#*  MoSys, Inc.                                                    3,108      13,675
    Motorola Solutions, Inc.                                      25,841   1,615,579
*   Move, Inc.                                                     4,260      72,292
    MTS Systems Corp.                                              1,700     111,044
*   Multi-Fineline Electronix, Inc.                                1,672      22,422
#*  Nanometrics, Inc.                                              2,297      42,678
#   National Instruments Corp.                                    10,553     306,565
*   NCI, Inc. Class A                                              1,200       6,840
*   NCR Corp.                                                     17,270     631,219
#*  NeoPhotonics Corp.                                               780       5,530
    NetApp, Inc.                                                  38,360   1,488,752
*   NETGEAR, Inc.                                                  3,951     113,631
*   Netscout Systems, Inc.                                         3,814     108,012
*   NetSuite, Inc.                                                 2,800     282,464
*   NeuStar, Inc. Class A                                          7,800     358,176
*   Newport Corp.                                                  5,630      89,348
    NIC, Inc.                                                      5,718     140,777
*   Novatel Wireless, Inc.                                         4,993      15,304
#*  Nuance Communications, Inc.                                   25,192     391,988
#*  Numerex Corp. Class A                                            700       8,267
    NVIDIA Corp.                                                  63,600     965,448
#*  Oclaro, Inc.                                                   4,000       8,160
*   Official Payments Holdings, Inc.                               2,100      17,514
#*  OmniVision Technologies, Inc.                                  5,145      72,081
*   ON Semiconductor Corp.                                        48,843     344,832
#*  OpenTable, Inc.                                                   52       3,613
*   Oplink Communications, Inc.                                    1,500      27,375
#   Optical Cable Corp.                                            1,300       5,187
    Oracle Corp.                                                 400,229  13,407,671
*   OSI Systems, Inc.                                              2,078     151,362
#*  Pandora Media, Inc.                                           14,445     363,003

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   PAR Technology Corp.                                           1,750 $     9,730
    Park Electrochemical Corp.                                     2,544      71,359
#   Paychex, Inc.                                                 35,021   1,479,987
    PC Connection, Inc.                                            1,900      37,981
    PC-Tel, Inc.                                                   2,700      24,867
*   PCM, Inc.                                                      1,468      15,443
*   PDF Solutions, Inc.                                            3,109      71,414
    Pegasystems, Inc.                                                883      33,607
    Perceptron, Inc.                                                 528       7,387
*   Perficient, Inc.                                               2,556      46,238
*   Performance Technologies, Inc.                                 1,257       3,897
*   Pericom Semiconductor Corp.                                    2,935      23,715
*   Photronics, Inc.                                               5,488      46,099
*   Planar Systems, Inc.                                             930       1,944
    Plantronics, Inc.                                              4,499     193,187
*   Plexus Corp.                                                   1,840      70,435
*   PLX Technology, Inc.                                           3,500      21,140
*   PMC--Sierra, Inc.                                             21,900     128,553
#*  Polycom, Inc.                                                 18,000     187,200
    Power Integrations, Inc.                                       2,919     167,667
*   PRGX Global, Inc.                                              2,100      15,078
#*  Procera Networks, Inc.                                         1,209      17,107
*   Progress Software Corp.                                        6,750     175,230
*   PROS Holdings, Inc.                                            1,082      38,249
*   PTC, Inc.                                                     15,600     432,432
    QAD, Inc. Class A                                                739      11,026
#   QAD, Inc. Class B                                                184       2,318
#*  QLIK Technologies, Inc.                                        9,084     230,189
*   QLogic Corp.                                                   6,600      81,510
    QUALCOMM, Inc.                                               184,909  12,845,628
*   Qualstar Corp.                                                   300         393
*   QuinStreet, Inc.                                               2,500      22,225
*   Qumu Corp.                                                     1,254      18,785
#*  Rackspace Hosting, Inc.                                       11,300     578,899
*   Radisys Corp.                                                  2,460       7,429
*   Rambus, Inc.                                                  10,013      87,514
#*  RealD, Inc.                                                    2,400      16,608
*   RealNetworks, Inc.                                             3,050      23,394
*   Red Hat, Inc.                                                 20,680     894,824
#*  Reis, Inc.                                                     1,130      20,329
*   Responsys, Inc.                                                  626      10,229
*   RF Micro Devices, Inc.                                        28,986     152,177
    Richardson Electronics, Ltd.                                   2,200      25,344
#*  Riverbed Technology, Inc.                                     16,842     249,598
*   Rofin-Sinar Technologies, Inc.                                 1,380      36,225
*   Rogers Corp.                                                   1,570      95,707
*   Rosetta Stone, Inc.                                            1,296      19,673
*   Rovi Corp.                                                    11,513     192,958
#*  Rubicon Technology, Inc.                                       1,987      17,088
*   Rudolph Technologies, Inc.                                     2,529      26,807
*   Salesforce.com, Inc.                                          67,791   3,617,328
    SanDisk Corp.                                                 25,120   1,745,840

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   Sanmina Corp.                                                  7,765 $  113,058
*   Sapient Corp.                                                 12,399    196,028
#*  ScanSource, Inc.                                               2,184     83,997
#   Science Applications International Corp.                       4,228    149,037
*   Seachange International, Inc.                                  3,000     42,570
    Seagate Technology P.L.C.                                     46,680  2,272,382
*   Semtech Corp.                                                  7,320    227,725
*   ShoreTel, Inc.                                                 4,620     36,729
*   Sigma Designs, Inc.                                            2,500     13,600
#*  Silicon Graphics International Corp.                           1,172     14,966
*   Silicon Image, Inc.                                            9,089     47,717
#*  Silicon Laboratories, Inc.                                     4,220    169,728
*   Skyworks Solutions, Inc.                                      19,121    492,939
#*  Smith Micro Software, Inc.                                     3,600      2,916
*   SolarWinds, Inc.                                               6,337    229,336
    Solera Holdings, Inc.                                          7,592    426,822
#*  Sonus Networks, Inc.                                          22,816     68,448
#*  Spansion, Inc. Class A                                         5,765     69,007
#*  Spark Networks, Inc.                                           1,760     12,602
*   SS&C Technologies Holdings, Inc.                               6,095    239,534
*   Stamps.com, Inc.                                               1,538     69,887
*   StarTek, Inc.                                                  2,385     14,930
#*  STR Holdings, Inc.                                             1,412      2,810
#*  Stratasys, Ltd.                                                2,898    328,141
#*  SunEdison, Inc.                                               22,920    213,156
#*  SunPower Corp.                                                 4,042    122,028
*   Super Micro Computer, Inc.                                     2,009     27,965
    Supertex, Inc.                                                 1,500     38,265
*   support.com, Inc.                                              5,150     22,969
*   Sykes Enterprises, Inc.                                        3,800     71,136
    Symantec Corp.                                                73,841  1,679,144
*   Symmetricom, Inc.                                              5,609     40,217
#*  Synaptics, Inc.                                                3,400    158,100
*   Synchronoss Technologies, Inc.                                 3,036    105,106
*   SYNNEX Corp.                                                   2,358    144,545
*   Synopsys, Inc.                                                15,668    571,099
    Syntel, Inc.                                                   2,000    171,680
*   Take-Two Interactive Software, Inc.                            8,400    150,444
    TE Connectivity, Ltd.                                         44,823  2,307,936
*   Tech Data Corp.                                                3,513    182,887
*   TeleCommunication Systems, Inc. Class A                        4,140      9,439
*   Telenav, Inc.                                                  1,400     10,150
#*  TeleTech Holdings, Inc.                                        2,400     63,528
    Tellabs, Inc.                                                 37,363     91,166
*   Teradata Corp.                                                17,385    766,157
#*  Teradyne, Inc.                                                20,067    350,972
#   Tessco Technologies, Inc.                                      1,314     46,555
    Tessera Technologies, Inc.                                     4,753     90,402
    Texas Instruments, Inc.                                      117,577  4,947,640
*   TIBCO Software, Inc.                                          16,800    412,608
    Total System Services, Inc.                                   17,783    530,467
    Transact Technologies, Inc.                                      600      8,274

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CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Information Technology -- (Continued)
#*  Travelzoo, Inc.                                                  400 $      8,612
*   Trimble Navigation, Ltd.                                      26,764      764,647
*   TriQuint Semiconductor, Inc.                                  16,900      134,017
*   Trulia, Inc.                                                     335       13,390
*   TTM Technologies, Inc.                                         5,400       47,250
*   Tyler Technologies, Inc.                                       3,125      302,219
#   Ubiquiti Networks, Inc.                                        1,600       61,728
*   Ultimate Software Group, Inc.                                  2,896      447,374
*   Ultra Clean Holdings                                           2,422       22,549
*   Ultratech, Inc.                                                2,900       68,991
#*  Unisys Corp.                                                   4,732      124,688
    United Online, Inc.                                            9,350       80,784
*   Unwired Planet, Inc.                                           5,758        9,328
#*  USA Technologies, Inc.                                           346          661
#*  ValueClick, Inc.                                               7,300      140,233
*   Vantiv, Inc. Class A                                           6,567      180,593
#*  Veeco Instruments, Inc.                                        3,900      113,919
*   VeriFone Systems, Inc.                                        10,903      247,062
*   Verint Systems, Inc.                                           5,543      202,430
#*  VeriSign, Inc.                                                16,123      875,156
#*  ViaSat, Inc.                                                   3,800      251,256
#*  Viasystems Group, Inc.                                         1,015       15,225
*   Vicon Industries, Inc.                                           900        2,655
*   Video Display Corp.                                            1,359        4,920
*   Virtusa Corp.                                                  2,057       63,932
    Visa, Inc. Class A                                            55,143   10,844,974
#*  Vishay Intertechnology, Inc.                                  12,724      156,123
*   Vishay Precision Group, Inc.                                   1,973       32,357
*   VistaPrint NV                                                  3,805      205,660
#*  VMware, Inc. Class A                                          13,142    1,068,182
    Wayside Technology Group, Inc.                                   152        1,991
#*  Web.com Group, Inc.                                            4,205      113,325
#*  WebMD Health Corp.                                             4,087      143,944
*   Westell Technologies, Inc. Class A                             5,426       19,479
    Western Digital Corp.                                         24,098    1,677,944
    Western Union Co. (The)                                       63,452    1,079,953
#*  WEX, Inc.                                                      3,940      367,799
    Xerox Corp.                                                  135,087    1,342,765
    Xilinx, Inc.                                                  28,230    1,282,207
*   XO Group, Inc.                                                 4,000       55,520
    Xyratex, Ltd.                                                  1,982       19,701
*   Yahoo!, Inc.                                                 119,439    3,933,126
*   Yelp, Inc.                                                     2,700      182,925
*   Zebra Technologies Corp. Class A                               5,483      264,884
#*  Zillow, Inc. Class A                                           3,000      238,890
#*  Zix Corp.                                                      4,055       16,544
*   Zygo Corp.                                                     1,309       20,211
*   Zynga, Inc. Class A                                           44,500      159,755
                                                                         ------------
Total Information Technology                                              361,983,397
                                                                         ------------
Materials -- (3.7%)
    A Schulman, Inc.                                               3,119      103,301

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Materials -- (Continued)
*   AEP Industries, Inc.                                             422 $   25,075
    Air Products & Chemicals, Inc.                                21,926  2,390,153
    Airgas, Inc.                                                   7,460    813,662
    Albemarle Corp.                                                9,203    609,147
#   Alcoa, Inc.                                                  115,538  1,071,037
#   Allegheny Technologies, Inc.                                   9,806    324,579
#*  Allied Nevada Gold Corp.                                       9,346     38,132
#*  AM Castle & Co.                                                1,388     19,862
    AMCOL International Corp.                                      2,400     76,992
*   American Pacific Corp.                                           300     13,656
    American Vanguard Corp.                                        2,950     76,995
    Aptargroup, Inc.                                               7,000    449,120
#*  Arabian American Development Co.                                 613      5,578
    Ashland, Inc.                                                  8,407    778,068
    Avery Dennison Corp.                                          10,701    504,231
    Axiall Corp.                                                  11,296    439,301
    Balchem Corp.                                                  3,412    195,371
    Ball Corp.                                                    15,487    757,159
#   Bemis Co., Inc.                                               11,191    446,521
    Cabot Corp.                                                    6,836    318,626
*   Calgon Carbon Corp.                                            5,900    117,705
#   Carpenter Technology Corp.                                     4,601    272,977
    Celanese Corp. Series A                                       16,930    948,249
*   Century Aluminum Co.                                           4,940     42,879
    CF Industries Holdings, Inc.                                   6,823  1,471,039
    Chase Corp.                                                    1,300     39,338
*   Chemtura Corp.                                                10,398    254,751
*   Clearwater Paper Corp.                                         2,200    114,884
    Cliffs Natural Resources, Inc.                                15,500    398,040
*   Coeur Mining Inc                                               9,600    117,216
    Commercial Metals Co.                                         11,043    202,750
#   Compass Minerals International, Inc.                           3,504    260,943
*   Core Molding Technologies, Inc.                                  389      4,201
*   Crown Holdings, Inc.                                          15,714    685,130
    Cytec Industries, Inc.                                         4,600    382,214
#   Deltic Timber Corp.                                            1,082     69,118
    Domtar Corp.                                                   3,743    317,070
    Dow Chemical Co. (The)                                       127,378  5,027,610
    Eagle Materials, Inc.                                          5,119    383,976
    Eastman Chemical Co.                                          16,276  1,282,386
    Ecolab, Inc.                                                  30,492  3,232,152
    EI du Pont de Nemours & Co.                                   96,818  5,925,262
*   Ferro Corp.                                                    7,900    101,357
#*  Flotek Industries, Inc.                                        5,082    108,653
    FMC Corp.                                                     14,500  1,055,020
    Freeport-McMoRan Copper & Gold, Inc.                          99,644  3,662,913
    Friedman Industries, Inc.                                        599      5,942
    FutureFuel Corp.                                               1,256     21,867
#*  General Moly, Inc.                                             4,913      8,057
    Globe Specialty Metals, Inc.                                   6,254    109,695
#*  Golden Minerals Co.                                            1,450      1,117
*   Graphic Packaging Holding Co.                                 20,376    171,158

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Materials -- (Continued)
    Greif, Inc. Class A                                           2,500 $  133,725
    Hawkins, Inc.                                                   888     31,977
    Haynes International, Inc.                                    1,800     97,020
    HB Fuller Co.                                                 5,400    258,498
#*  Headwaters, Inc.                                              7,000     61,110
#   Hecla Mining Co.                                             28,200     87,984
#*  Horsehead Holding Corp.                                       3,876     56,241
    Huntsman Corp.                                               21,532    499,973
    Innophos Holdings, Inc.                                       2,500    125,300
    Innospec, Inc.                                                2,400    110,544
    International Flavors & Fragrances, Inc.                      8,630    713,270
    International Paper Co.                                      43,500  1,940,535
#   Intrepid Potash, Inc.                                         5,600     83,160
#   Kaiser Aluminum Corp.                                         1,800    121,410
    KapStone Paper and Packaging Corp.                            4,299    223,376
    KMG Chemicals, Inc.                                           1,500     29,970
    Koppers Holdings, Inc.                                        1,980     88,130
*   Kraton Performance Polymers, Inc.                             3,187     67,788
    Kronos Worldwide, Inc.                                        2,426     37,627
#*  Landec Corp.                                                  3,992     46,746
*   Louisiana-Pacific Corp.                                      14,700    250,047
#*  LSB Industries, Inc.                                          2,000     73,440
    LyondellBasell Industries NV Class A                         37,505  2,797,873
#   Martin Marietta Materials, Inc.                               4,800    470,832
    Materion Corp.                                                1,659     49,455
#*  McEwen Mining, Inc.                                          13,772     29,472
    MeadWestvaco Corp.                                           18,272    636,779
#*  Mercer International, Inc.                                    3,588     28,704
    Minerals Technologies, Inc.                                   3,500    198,205
#*  Molycorp, Inc.                                                5,989     30,364
    Monsanto Co.                                                 56,970  5,975,014
    Mosaic Co. (The)                                             30,121  1,381,048
    Myers Industries, Inc.                                        3,889     69,302
    Neenah Paper, Inc.                                            1,500     61,710
#   NewMarket Corp.                                               1,212    377,368
    Newmont Mining Corp.                                         50,732  1,382,954
#   Noranda Aluminum Holding Corp.                                2,200      5,984
*   Northern Technologies International Corp.                       300      5,103
    Nucor Corp.                                                  33,233  1,720,472
#   Olin Corp.                                                    8,155    183,569
    Olympic Steel, Inc.                                           1,300     35,581
#*  OM Group, Inc.                                                3,037    103,258
*   OMNOVA Solutions, Inc.                                        3,300     28,710
*   Owens-Illinois, Inc.                                         17,100    543,609
    Packaging Corp. of America                                   10,700    666,396
*   Penford Corp.                                                 1,572     21,379
    PH Glatfelter Co.                                             4,200    110,040
    PolyOne Corp.                                                10,028    303,848
    PPG Industries, Inc.                                         14,549  2,656,356
    Praxair, Inc.                                                31,146  3,884,218
    Quaker Chemical Corp.                                         1,414    107,337
    Reliance Steel & Aluminum Co.                                 8,000    586,320

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CONTINUED


                                                                   SHARES    VALUE+
                                                                   ------- -----------
Materials -- (Continued)
*     Resolute Forest Products, Inc.                                 2,379 $    38,040
      Rock Tenn Co. Class A                                          7,427     794,763
      Rockwood Holdings, Inc.                                        7,980     504,735
#     Royal Gold, Inc.                                               5,000     240,200
      RPM International, Inc.                                       13,941     539,796
*     RTI International Metals, Inc.                                 3,000     101,700
#     Schnitzer Steel Industries, Inc. Class A                       2,300      66,792
      Schweitzer-Mauduit International, Inc.                         3,186     197,150
      Scotts Miracle-Gro Co. (The) Class A                           4,409     258,897
      Sealed Air Corp.                                              19,877     599,888
      Sensient Technologies Corp.                                    4,721     246,106
      Sherwin-Williams Co. (The)                                     9,200   1,729,600
      Sigma-Aldrich Corp.                                           12,979   1,121,775
      Silgan Holdings, Inc.                                          5,600     252,392
      Sonoco Products Co.                                           11,072     449,966
#     Southern Copper Corp.                                         18,041     504,246
      Steel Dynamics, Inc.                                          22,500     404,325
      Stepan Co.                                                     1,746     102,787
#*    Stillwater Mining Co.                                         11,244     122,672
*     SunCoke Energy, Inc.                                           6,923     138,460
      Synalloy Corp.                                                   737      11,858
#*    Texas Industries, Inc.                                         1,900     102,030
      Tredegar Corp.                                                 2,230      65,161
      Tronox, Ltd. Class A                                           2,129      49,159
*     United States Lime & Minerals, Inc.                              353      19,613
#     United States Steel Corp.                                     11,300     281,257
*     Universal Stainless & Alloy Products, Inc.                       545      17,614
#     US Silica Holdings, Inc.                                       1,229      42,794
      Valspar Corp. (The)                                            9,100     636,727
      Vulcan Materials Co.                                          13,048     698,720
#     Walter Energy, Inc.                                            6,000      95,340
#     Wausau Paper Corp.                                             5,215      61,016
      Westlake Chemical Corp.                                        2,630     282,515
      Worthington Industries, Inc.                                   5,620     227,835
*     WR Grace & Co.                                                 7,800     714,948
      Zep, Inc.                                                      2,526      50,242
*     Zoltek Cos., Inc.                                              2,537      42,368
                                                                           -----------
Total Materials                                                             77,654,853
                                                                           -----------
Other -- (0.0%)
(d)*  Brooklyn Federal Bancorp, Inc. Escrow Shares                     100          --
(d)*  Gerber Scientific, Inc. Escrow Shares                          2,901          --
(d)*  Petrocorp, Inc. Escrow Shares                                    100           6
(d)*  Price Communications Liquidation Trust                         3,605          --
                                                                           -----------
Total Other                                                                          6
                                                                           -----------
Telecommunication Services -- (2.2%)
*     8x8, Inc.                                                      3,443      39,457
      Alaska Communications Systems Group, Inc.                      1,400       3,444
      AT&T, Inc.                                                   570,785  20,662,417
      Atlantic Tele-Network, Inc.                                    1,149      63,678
#*    Boingo Wireless, Inc.                                          1,200       8,136

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Telecommunication Services -- (Continued)
#*  Cbeyond, Inc.                                                  2,962 $    19,075
    CenturyLink, Inc.                                             63,542   2,151,532
*   Cincinnati Bell, Inc.                                         21,600      61,776
#   Consolidated Communications Holdings, Inc.                     4,233      78,861
*   Crown Castle International Corp.                              31,300   2,379,426
#   Frontier Communications Corp.                                103,738     457,485
*   General Communication, Inc. Class A                            3,550      33,760
    HickoryTech Corp.                                              2,100      28,098
    IDT Corp. Class B                                              1,800      39,402
    Inteliquent, Inc.                                              2,700      34,695
#*  Iridium Communications, Inc.                                   4,218      25,434
*   Leap Wireless International, Inc.                              7,025     113,102
#*  Level 3 Communications, Inc.                                  16,303     498,057
    Lumos Networks Corp.                                           2,000      44,020
#*  NII Holdings, Inc.                                            17,652      60,723
#   NTELOS Holdings Corp.                                          2,000      38,080
#*  ORBCOMM, Inc.                                                  1,021       6,157
*   Premiere Global Services, Inc.                                 5,500      49,555
    PTGi Holding, Inc.                                               900       3,168
*   SBA Communications Corp. Class A                              13,600   1,189,592
    Shenandoah Telecommunications Co.                              1,830      50,746
#*  Sprint Corp.                                                  84,286     567,245
*   Straight Path Communications, Inc. Class B                       900       4,914
    T-Mobile US, Inc.                                             13,148     364,594
    Telephone & Data Systems, Inc.                                 9,517     296,740
*   tw telecom, Inc.                                              16,100     507,472
#   United States Cellular Corp.                                   1,000      48,400
    USA Mobility, Inc.                                             2,839      42,358
    Verizon Communications, Inc.                                 307,630  15,538,391
*   Vonage Holdings Corp.                                          3,236      12,070
#   Windstream Holdings, Inc.                                     60,278     515,377
                                                                         -----------
Total Telecommunication Services                                          46,037,437
                                                                         -----------
Utilities -- (3.0%)
    AES Corp.                                                     68,539     965,715
    AGL Resources, Inc.                                           12,934     619,021
    ALLETE, Inc.                                                   3,700     186,961
    Alliant Energy Corp.                                          11,900     621,418
    Ameren Corp.                                                  26,700     966,006
    American Electric Power Co., Inc.                             50,000   2,342,000
#   American States Water Co.                                      4,400     125,312
    American Water Works Co., Inc.                                19,600     840,252
#   Aqua America, Inc.                                            19,333     486,805
    Artesian Resources Corp. Class A                                 471      10,786
    Atmos Energy Corp.                                            10,030     444,028
#   Avista Corp.                                                   6,463     179,607
    Black Hills Corp.                                              4,500     228,240
    California Water Service Group                                 5,100     111,180
*   Calpine Corp.                                                 34,897     703,872
    CenterPoint Energy, Inc.                                      44,700   1,099,620
    Chesapeake Utilities Corp.                                     1,000      54,410
    Cleco Corp.                                                    6,582     305,010

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CONTINUED


                                                                 SHARES   VALUE+
                                                                 ------ ----------
Utilities -- (Continued)
    CMS Energy Corp.                                             28,852 $  792,276
#   Connecticut Water Service, Inc.                               1,422     45,575
#   Consolidated Edison, Inc.                                    29,498  1,717,374
#   Consolidated Water Co., Ltd.                                    777     11,686
#   Delta Natural Gas Co., Inc.                                     720     16,070
    Dominion Resources, Inc.                                     60,784  3,874,980
    DTE Energy Co.                                               18,500  1,279,090
    Duke Energy Corp.                                            74,638  5,353,784
*   Dynegy, Inc.                                                  9,335    181,379
    Edison International                                         31,711  1,554,790
    El Paso Electric Co.                                          4,200    147,714
    Empire District Electric Co. (The)                            4,470    100,530
    Entergy Corp.                                                19,100  1,236,152
    Exelon Corp.                                                 88,013  2,511,891
    FirstEnergy Corp.                                            43,020  1,629,167
    Gas Natural, Inc.                                               850      8,475
#*  Genie Energy, Ltd. Class B                                    1,800     18,594
    Great Plains Energy, Inc.                                    17,100    400,824
#   Hawaiian Electric Industries, Inc.                           10,300    273,671
    IDACORP, Inc.                                                 5,551    286,432
    Integrys Energy Group, Inc.                                   8,540    501,127
#   ITC Holdings Corp.                                            5,700    573,363
    Laclede Group, Inc. (The)                                     3,289    154,813
    MDU Resources Group, Inc.                                    19,689    586,338
    MGE Energy, Inc.                                              2,526    142,239
    Middlesex Water Co.                                           1,620     33,583
    National Fuel Gas Co.                                         7,872    563,242
    New Jersey Resources Corp.                                    4,454    205,018
    NextEra Energy, Inc.                                         44,606  3,780,358
    NiSource, Inc.                                               32,315  1,018,569
    Northeast Utilities                                          34,110  1,462,978
#   Northwest Natural Gas Co.                                     2,797    121,474
    NorthWestern Corp.                                            3,938    180,518
    NRG Energy, Inc.                                             35,895  1,024,084
    NV Energy, Inc.                                              25,600    607,744
    OGE Energy Corp.                                             21,600    797,040
    ONEOK, Inc.                                                  21,800  1,231,700
#   Ormat Technologies, Inc.                                      1,700     44,319
#   Otter Tail Corp.                                              3,400    101,422
#   Pepco Holdings, Inc.                                         24,900    480,072
    PG&E Corp.                                                   44,486  1,861,739
    Piedmont Natural Gas Co., Inc.                                8,196    279,811
    Pinnacle West Capital Corp.                                  11,815    661,994
    PNM Resources, Inc.                                           8,650    206,908
    Portland General Electric Co.                                 8,207    235,541
    PPL Corp.                                                    59,728  1,829,469
    Public Service Enterprise Group, Inc.                        54,650  1,830,775
    Questar Corp.                                                19,300    456,638
    RGC Resources, Inc.                                             200      3,724
    SCANA Corp.                                                  13,403    624,982
    Sempra Energy                                                24,430  2,226,550
    SJW Corp.                                                     2,210     62,388

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                     SHARES        VALUE+
                                                                    ---------- --------------
Utilities -- (Continued)
#      South Jersey Industries, Inc.                                     3,300 $      196,515
       Southern Co. (The)                                               91,855      3,757,788
       Southwest Gas Corp.                                               5,119        277,757
#*     Synthesis Energy Systems, Inc.                                    2,352          1,557
#      TECO Energy, Inc.                                                22,655        388,986
       UGI Corp.                                                        12,034        497,847
       UIL Holdings Corp.                                                5,631        216,906
       Unitil Corp.                                                      1,200         36,264
       UNS Energy Corp.                                                  4,395        217,465
       Vectren Corp.                                                     9,040        315,677
#      Westar Energy, Inc.                                              14,053        444,215
       WGL Holdings, Inc.                                                5,799        261,013
#      Wisconsin Energy Corp.                                           24,300      1,023,273
       Xcel Energy, Inc.                                                49,760      1,436,074
#      York Water Co.                                                      900         18,639
                                                                               --------------
Total Utilities                                                                    64,711,193
                                                                               --------------
TOTAL COMMON STOCKS                                                             1,984,834,680
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
(d)#*  Caesars Entertainment Corp. Rights 11/02/13                       1,600          3,664
(d)*   CVR Energy, Inc. Contingent Value Rights                          8,807             --
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                   1,430             --
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                   3,664
                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
       State Street Institutional Liquid Reserves, 0.073%            7,082,169      7,082,169
                                                                               --------------
                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)
                                                                    ----------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@   DFA Short Term Investment Fund                               10,866,584    125,726,373
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,161,929,972)                            $2,117,646,886
                                                                               ==============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (89.5%)
Consumer Discretionary -- (15.8%)
*   1-800-Flowers.com, Inc. Class A                              153,253 $   832,164
    Aaron's, Inc.                                                 15,978     453,296
    AH Belo Corp. Class A                                        100,654     809,258
*   ALCO Stores, Inc.                                             10,636     117,209
#   Ambassadors Group, Inc.                                        1,110       4,096
    Amcon Distributing Co.                                           388      31,234
*   America's Car-Mart, Inc.                                      44,364   2,029,209
    Arctic Cat, Inc.                                              29,675   1,554,970
#   Ark Restaurants Corp.                                         11,046     234,175
*   Asbury Automotive Group, Inc.                                 18,200     874,510
#*  Ascent Capital Group, Inc. Class A                            37,699   3,182,550
*   Ballantyne Strong, Inc.                                       85,890     428,591
#*  Barnes & Noble, Inc.                                         197,235   2,786,931
    Bassett Furniture Industries, Inc.                            44,555     623,770
#   Beasley Broadcasting Group, Inc. Class A                      42,442     367,972
*   Beazer Homes USA, Inc.                                        82,855   1,505,475
#   bebe stores, Inc.                                            154,556     931,973
    Belo Corp. Class A                                           179,481   2,464,274
    Big 5 Sporting Goods Corp.                                    17,124     323,815
*   Biglari Holdings, Inc.                                         7,344   3,202,131
    Bob Evans Farms, Inc.                                        102,827   5,870,393
#   Bon-Ton Stores, Inc. (The)                                    33,866     387,766
#*  Books-A-Million, Inc.                                         89,105     223,654
#   Bowl America, Inc. Class A                                    11,489     165,154
*   Boyd Gaming Corp.                                            179,677   1,897,389
#*  Bridgepoint Education, Inc.                                    3,300      64,680
    Brown Shoe Co., Inc.                                         191,145   4,289,294
*   Build-A-Bear Workshop, Inc.                                   93,796     737,237
#*  Cabela's, Inc.                                               228,775  13,570,933
*   Cache, Inc.                                                   86,803     523,422
#   Callaway Golf Co.                                            356,756   3,007,453
*   Cambium Learning Group, Inc.                                  57,897      84,530
    Canterbury Park Holding Corp.                                  7,625      86,239
*   Career Education Corp.                                           700       3,836
    Carriage Services, Inc.                                      171,821   3,451,884
*   Carrols Restaurant Group, Inc.                                63,075     365,835
#*  Cavco Industries, Inc.                                        22,377   1,310,621
#*  Central European Media Enterprises, Ltd. Class A               3,927      12,056
#*  Charles & Colvard, Ltd.                                       38,289     203,315
*   Christopher & Banks Corp.                                    129,208     745,530
    Churchill Downs, Inc.                                         56,570   4,859,929
*   Citi Trends, Inc.                                              7,292     107,047
#*  Clear Channel Outdoor Holdings, Inc. Class A                  69,077     587,155
*   Coast Distribution System (The)                               18,627      64,170
*   Cobra Electronics Corp.                                       19,854      57,775
#*  Coldwater Creek, Inc.                                          9,950       9,950
#*  Conn's, Inc.                                                 159,725   9,653,779
    Core-Mark Holding Co., Inc.                                   59,460   4,205,606
#*  Corinthian Colleges, Inc.                                    348,977     746,811
    CSS Industries, Inc.                                          44,401   1,149,542
    Culp, Inc.                                                    36,886     713,744

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  Cumulus Media, Inc. Class A                                   78,048 $   466,727
#   Dana Holding Corp.                                           145,532   2,852,427
#*  dELiA*s, Inc.                                                 47,628      65,727
*   Delta Apparel, Inc.                                           17,375     328,388
*   Destination XL Group, Inc.                                    74,213     515,780
#   DeVry, Inc.                                                   43,469   1,560,537
#*  Digital Generation, Inc.                                      35,690     451,479
    Dillard's, Inc. Class A                                      275,746  22,605,657
    DineEquity, Inc.                                              59,800   4,907,786
*   Dixie Group, Inc. (The)                                      107,293   1,351,892
    Dorman Products, Inc.                                        146,076   7,100,754
    Dover Downs Gaming & Entertainment, Inc.                      16,136      24,365
    Dover Motorsports, Inc.                                      109,057     257,375
    DR Horton, Inc.                                               25,384     481,027
#*  DreamWorks Animation SKG, Inc. Class A                       162,850   5,575,984
    Drew Industries, Inc.                                            245      12,314
#*  Education Management Corp.                                    36,822     563,377
    Educational Development Corp.                                  2,276       6,509
*   Emerson Radio Corp.                                          234,338     447,586
#*  Entercom Communications Corp. Class A                         26,220     229,949
    Escalade, Inc.                                                24,227     213,682
*   EW Scripps Co. Class A                                       235,669   4,670,960
#*  FAB Universal Corp.                                            5,037      31,582
#*  Famous Dave's Of America, Inc.                                   479       8,646
*   Federal-Mogul Corp.                                          143,350   2,937,242
    Finish Line, Inc. (The) Class A                               42,513   1,064,526
*   Flanigan's Enterprises, Inc.                                   5,016      55,577
    Flexsteel Industries, Inc.                                    26,545     728,926
    Foot Locker, Inc.                                            248,347   8,617,641
    Fred's, Inc. Class A                                         199,160   3,226,392
    Frisch's Restaurants, Inc.                                    23,920     575,754
*   Fuel Systems Solutions, Inc.                                  28,017     503,185
*   Full House Resorts, Inc.                                      57,269     157,490
#*  G-III Apparel Group, Ltd.                                     65,443   3,711,927
*   Gaiam, Inc. Class A                                           47,824     299,856
#   GameStop Corp. Class A                                       431,501  23,654,885
    Gaming Partners International Corp.                              100         830
    Gannett Co., Inc.                                            412,001  11,400,068
*   Geeknet, Inc.                                                    710      13,618
#*  Genesco, Inc.                                                 88,059   5,997,699
*   Gray Television, Inc.                                        226,443   1,913,443
*   Gray Television, Inc. Class A                                  2,809      21,685
#   Group 1 Automotive, Inc.                                     126,434   8,091,776
*   Hallwood Group, Inc. (The)                                     7,822      74,739
    Harte-Hanks, Inc.                                            142,987   1,139,606
    Hastings Entertainment, Inc.                                  65,844     135,639
    Haverty Furniture Cos., Inc.                                 110,114   3,062,270
    Haverty Furniture Cos., Inc. Class A                             700      19,600
*   Helen of Troy, Ltd.                                          137,895   6,442,454
*   hhgregg, Inc.                                                 59,528     923,279
*   Hollywood Media Corp.                                         63,704     119,126
    Hooker Furniture Corp.                                        55,054     869,853

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#*  Iconix Brand Group, Inc.                                     357,800 $12,913,002
#   International Speedway Corp. Class A                         131,516   4,301,888
*   Isle of Capri Casinos, Inc.                                  172,685   1,400,475
#   JAKKS Pacific, Inc.                                          141,049     908,356
*   Jarden Corp.                                                  31,950   1,768,752
    Johnson Outdoors, Inc. Class A                               101,246   2,777,178
    Jones Group, Inc. (The)                                      389,533   6,053,343
*   Journal Communications, Inc. Class A                         247,681   2,068,136
*   K12, Inc.                                                      3,021      55,224
#   KB Home                                                       55,554     942,751
*   Kid Brands, Inc.                                              67,945      94,783
*   Kirkland's, Inc.                                              53,915     956,991
*   Kona Grill, Inc.                                               1,474      20,238
#   Koss Corp.                                                       710       3,550
    La-Z-Boy, Inc.                                               233,867   5,397,650
*   Lakeland Industries, Inc.                                     34,327     186,396
#*  LeapFrog Enterprises, Inc.                                    26,371     225,736
    Lear Corp.                                                    24,616   1,905,032
#   Lennar Corp. Class A                                         325,800  11,582,190
    Lennar Corp. Class B                                          66,537   1,960,845
#*  Life Time Fitness, Inc.                                       16,853     765,463
#   Lifetime Brands, Inc.                                         63,921   1,001,003
    Lincoln Educational Services Corp.                             2,664      12,734
    Lithia Motors, Inc. Class A                                  129,782   8,156,799
*   Live Nation Entertainment, Inc.                              433,828   8,433,616
    Loral Space & Communications, Inc.                            49,041   3,500,056
#*  Luby's, Inc.                                                 151,536   1,160,766
*   M/I Homes, Inc.                                               95,252   1,949,808
    Mac-Gray Corp.                                                92,718   1,954,495
*   Madison Square Garden Co. (The) Class A                       69,139   4,184,292
    Marcus Corp.                                                 108,304   1,555,245
*   MarineMax, Inc.                                              127,066   1,871,682
*   Marriott Vacations Worldwide Corp.                            36,908   1,848,353
*   Martha Stewart Living Omnimedia Class A                        8,504      21,770
#*  McClatchy Co. (The) Class A                                  293,777     828,451
    MDC Holdings, Inc.                                            87,426   2,551,965
#*  Media General, Inc. Class A                                   96,566   1,407,932
    Men's Wearhouse, Inc. (The)                                  238,818  10,102,001
#   Meredith Corp.                                                11,852     608,008
*   Meritage Homes Corp.                                          73,345   3,329,130
*   Modine Manufacturing Co.                                     146,528   1,951,753
*   Mohawk Industries, Inc.                                      151,410  20,049,712
*   Monarch Casino & Resort, Inc.                                  6,280     106,195
*   Motorcar Parts of America, Inc.                               56,988     779,596
    Movado Group, Inc.                                           105,959   4,940,868
*   MTR Gaming Group, Inc.                                        97,351     506,225
*   Multimedia Games Holding Co., Inc.                            74,184   2,411,722
    NACCO Industries, Inc. Class A                                26,247   1,495,292
#*  Nathan's Famous, Inc.                                          9,601     492,723
*   Nautilus, Inc.                                                32,258     256,774
*   New York & Co., Inc.                                         121,740     623,309
*   Office Depot, Inc.                                           587,914   3,286,439

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    OfficeMax, Inc.                                              301,230 $ 4,512,425
*   Orbitz Worldwide, Inc.                                         2,018      18,646
*   Orient-Express Hotels, Ltd. Class A                          447,582   5,957,316
*   P&F Industries, Inc. Class A                                   2,025      15,633
*   Pacific Sunwear of California, Inc.                          284,074     764,159
    Penske Automotive Group, Inc.                                236,131   9,355,510
*   Pep Boys-Manny Moe & Jack (The)                              195,999   2,536,227
*   Perfumania Holdings, Inc.                                     27,270     126,806
#   Perry Ellis International, Inc.                               84,114   1,599,007
#*  Pinnacle Entertainment, Inc.                                 190,559   4,459,081
*   Point.360                                                      7,043       5,451
    PulteGroup, Inc.                                             208,288   3,676,283
#   PVH Corp.                                                     43,120   5,371,458
#*  Quiksilver, Inc.                                             406,028   3,378,153
#*  Radio One, Inc. Class D                                       50,923     152,769
#*  RadioShack Corp.                                              29,210      82,080
#*  Reading International, Inc. Class B                            6,238      52,306
*   Red Lion Hotels Corp.                                         96,956     583,675
*   Red Robin Gourmet Burgers, Inc.                               79,845   6,082,592
    Regis Corp.                                                  266,878   3,869,731
#   Rent-A-Center, Inc.                                          244,102   8,358,052
#   RG Barry Corp.                                                10,660     203,393
*   Rick's Cabaret International, Inc.                            49,664     560,707
    Rocky Brands, Inc.                                            37,738     572,108
    Royal Caribbean Cruises, Ltd.                                 59,707   2,510,082
#*  Ruby Tuesday, Inc.                                           301,210   1,786,175
    Saga Communications, Inc. Class A                             34,254   1,630,833
#*  Saks, Inc.                                                   658,104  10,523,083
    Salem Communications Corp. Class A                            55,646     459,636
#   Scholastic Corp.                                             140,916   4,042,880
#*  Sears Holdings Corp.                                           1,226      71,206
    Service Corp. International/US                               492,809   8,875,490
    Shiloh Industries, Inc.                                      200,500   3,292,210
    Shoe Carnival, Inc.                                          119,379   3,102,660
*   Skechers U.S.A., Inc. Class A                                187,114   5,452,502
*   Skullcandy, Inc.                                               9,800      61,544
*   Skyline Corp.                                                 29,726     129,903
    Sonic Automotive, Inc. Class A                                 1,600      35,648
*   Spanish Broadcasting System, Inc. Class A                      4,503      17,832
    Spartan Motors, Inc.                                         167,974   1,140,543
#   Speedway Motorsports, Inc.                                   203,050   3,707,693
*   Sport Chalet, Inc. Class A                                   132,485     152,358
*   Sport Chalet, Inc. Class B                                     4,760       6,164
#   Stage Stores, Inc.                                           159,243   3,288,368
#   Standard Motor Products, Inc.                                123,563   4,468,038
#*  Standard Pacific Corp.                                       174,977   1,387,568
*   Stanley Furniture Co., Inc.                                   57,224     222,601
    Stein Mart, Inc.                                             124,540   1,839,456
    Stewart Enterprises, Inc. Class A                            381,637   5,041,425
*   Stoneridge, Inc.                                              61,587     785,850
#   Strattec Security Corp.                                       16,028     649,455
    Superior Industries International, Inc.                      143,662   2,693,663

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Consumer Discretionary -- (Continued)
    Superior Uniform Group, Inc.                                    39,336 $    593,974
    Systemax, Inc.                                                 246,135    2,338,283
*   Tandy Leather Factory, Inc.                                     18,463      153,243
#*  Toll Brothers, Inc.                                            236,222    7,766,979
    Trans World Entertainment Corp.                                 62,666      271,344
#*  Trinity Place Holdings, Inc.                                    41,995      212,075
#*  Tuesday Morning Corp.                                          189,888    2,686,915
*   Unifi, Inc.                                                     98,437    2,400,878
*   Universal Electronics, Inc.                                     22,940      892,595
    Vail Resorts, Inc.                                              34,600    2,437,570
*   Valuevision Media, Inc. Class A                                 43,800      233,892
#*  VOXX International Corp.                                       116,682    1,809,738
#   Washington Post Co. (The) Class B                               12,128    7,802,185
*   Wells-Gardner Electronics Corp.                                 35,937       60,374
#   Wendy's Co. (The)                                            1,383,503   12,022,641
*   West Marine, Inc.                                              121,225    1,480,157
*   Wet Seal, Inc. (The) Class A                                   221,103      731,851
    Weyco Group, Inc.                                               11,436      328,556
    Whirlpool Corp.                                                 80,175   11,706,352
    Wyndham Worldwide Corp.                                         76,460    5,076,944
*   Zale Corp.                                                      43,795      684,516
                                                                           ------------
Total Consumer Discretionary                                                561,430,117
                                                                           ------------
Consumer Staples -- (3.6%)
    Alico, Inc.                                                      3,639      145,414
*   Alliance One International, Inc.                               434,144    1,289,408
    Andersons, Inc. (The)                                           84,004    6,231,417
#*  Boulder Brands, Inc.                                           264,860    4,341,055
    Bridgford Foods Corp.                                            2,376       23,974
    Cal-Maine Foods, Inc.                                            2,794      141,740
#   CCA Industries, Inc.                                             9,592       29,639
*   Central Garden and Pet Co.                                      69,666      528,765
*   Central Garden and Pet Co. Class A                             182,531    1,343,428
*   Chiquita Brands International, Inc.                            238,326    2,466,674
#   Coca-Cola Bottling Co. Consolidated                              5,764      364,977
*   Constellation Brands, Inc. Class A                             317,371   20,724,326
*   Constellation Brands, Inc. Class B                               1,286       82,439
*   Craft Brew Alliance, Inc.                                       91,153    1,478,502
*   Darling International, Inc.                                     15,200      353,704
*   Dole Food Co., Inc.                                            251,302    3,405,142
*   Elizabeth Arden, Inc.                                           22,206      803,635
*   Farmer Bros Co.                                                 64,388    1,162,847
    Fresh Del Monte Produce, Inc.                                  261,282    6,947,488
    Golden Enterprises, Inc.                                        27,634      115,787
    Griffin Land & Nurseries, Inc.                                   9,784      322,872
#*  Hain Celestial Group, Inc. (The)                               151,530   12,611,842
    Hillshire Brands Co.                                            73,485    2,412,513
    Ingles Markets, Inc. Class A                                    64,005    1,651,969
    Inter Parfums, Inc.                                             10,013      352,057
    J&J Snack Foods Corp.                                              800       68,456
    John B Sanfilippo & Son, Inc.                                   48,275    1,186,600
*   Mannatech, Inc.                                                  8,479      200,020

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
    MGP Ingredients, Inc.                                         75,349 $    398,596
    Nash Finch Co.                                                95,436    2,677,934
*   Natural Alternatives International, Inc.                       9,338       57,055
    Nutraceutical International Corp.                             63,623    1,530,133
    Oil-Dri Corp. of America                                      28,763    1,020,799
*   Omega Protein Corp.                                          140,627    1,316,269
#   Orchids Paper Products Co.                                    18,299      558,120
*   Pantry, Inc. (The)                                           122,755    1,643,689
*   Pilgrim's Pride Corp.                                          9,043      128,139
*   Post Holdings, Inc.                                          127,199    5,463,197
*   Prestige Brands Holdings, Inc.                               268,318    8,379,571
*   Primo Water Corp.                                              5,744       14,303
#   Reliv International, Inc.                                      1,105        2,796
    Sanderson Farms, Inc.                                          2,900      183,309
#   Seaboard Corp.                                                 2,639    7,204,470
*   Seneca Foods Corp. Class A                                    30,926      906,750
*   Seneca Foods Corp. Class B                                     1,786       52,687
    Snyders-Lance, Inc.                                           15,500      464,845
#   Spartan Stores, Inc.                                         116,340    2,737,480
    Spectrum Brands Holdings, Inc.                                81,722    5,387,114
#*  Susser Holdings Corp.                                         95,254    5,223,729
#*  TreeHouse Foods, Inc.                                         43,032    3,152,524
#   Universal Corp.                                              111,393    5,907,171
    Village Super Market, Inc. Class A                            16,501      604,927
    Weis Markets, Inc.                                            47,949    2,453,550
                                                                         ------------
Total Consumer Staples                                                    128,255,847
                                                                         ------------
Energy -- (7.4%)
    Adams Resources & Energy, Inc.                                24,037    1,244,396
#   Alon USA Energy, Inc.                                        153,094    1,849,376
#*  Approach Resources, Inc.                                      83,382    2,347,203
#   Arch Coal, Inc.                                               35,400      150,096
*   Barnwell Industries, Inc.                                     24,887       88,349
#*  Basic Energy Services, Inc.                                  146,400    2,147,688
    Berry Petroleum Co. Class A                                   47,091    2,248,595
#*  Bill Barrett Corp.                                           162,823    4,505,312
#*  BioFuel Energy Corp.                                             178          612
    Bolt Technology Corp.                                         27,244      487,395
#*  BPZ Resources, Inc.                                          198,307      398,597
    Bristow Group, Inc.                                          174,943   14,077,663
#*  Cal Dive International, Inc.                                 231,718      456,484
*   Callon Petroleum Co.                                          84,616      577,927
    Cimarex Energy Co.                                             3,516      370,411
*   Clayton Williams Energy, Inc.                                  4,143      322,450
*   Cloud Peak Energy, Inc.                                       82,172    1,282,705
#   Comstock Resources, Inc.                                     135,349    2,315,821
    Contango Oil & Gas Co.                                        13,628      583,953
    Crosstex Energy, Inc.                                        137,887    4,231,752
*   Dawson Geophysical Co.                                        44,858    1,311,648
    Delek US Holdings, Inc.                                      147,471    3,767,884
#   DHT Holdings, Inc.                                             9,944       51,013
*   Double Eagle Petroleum Co.                                    56,385      156,750

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
*   Emerald Oil, Inc.                                             95,868 $   834,052
#*  Endeavour International Corp.                                 67,412     400,427
    Energy XXI Bermuda, Ltd.                                      19,997     581,113
*   ENGlobal Corp.                                                13,721      15,093
*   EPL Oil & Gas, Inc.                                          152,581   4,864,282
*   Era Group, Inc.                                               70,610   2,231,276
*   Exterran Holdings, Inc.                                      315,117   8,996,590
#*  Forbes Energy Services, Ltd.                                   2,238      11,145
#*  Global Geophysical Services, Inc.                            112,499     268,873
#   Green Plains Renewable Energy, Inc.                          135,748   2,189,615
    Gulf Island Fabrication, Inc.                                 68,910   1,737,910
    Gulfmark Offshore, Inc. Class A                              116,035   5,776,222
#*  Halcon Resources Corp.                                        27,367     141,761
#*  Harvest Natural Resources, Inc.                              197,639     988,195
*   Helix Energy Solutions Group, Inc.                           562,740  13,314,428
*   Hercules Offshore, Inc.                                      650,009   4,420,061
*   HKN, Inc.                                                      1,581     117,785
    HollyFrontier Corp.                                          209,593   9,653,854
*   Hornbeck Offshore Services, Inc.                             182,560  10,090,091
#*  James River Coal Co.                                          45,725      87,792
*   Key Energy Services, Inc.                                    136,335   1,066,140
    Knightsbridge Tankers, Ltd.                                   30,734     253,248
#*  Lucas Energy, Inc.                                            30,850      34,244
#*  Magnum Hunter Resources Corp.                                 39,601     282,355
#*  Matador Resources Co.                                          9,908     182,406
*   Matrix Service Co.                                            52,783   1,097,359
*   Mexco Energy Corp.                                             7,515      49,374
#*  Miller Energy Resources, Inc.                                 14,965     101,163
*   Mitcham Industries, Inc.                                      60,906   1,013,476
    Nabors Industries, Ltd.                                       67,117   1,173,205
*   Natural Gas Services Group, Inc.                              68,721   1,923,501
*   Newpark Resources, Inc.                                      389,467   4,965,704
#*  Nuverra Environmental Solutions, Inc.                        167,433     408,537
#*  Overseas Shipholding Group, Inc.                               5,455      18,820
*   Parker Drilling Co.                                          570,127   4,104,914
    Patterson-UTI Energy, Inc.                                   473,266  11,481,433
*   PDC Energy, Inc.                                             106,340   7,210,915
*   Penn Virginia Corp.                                          152,067   1,294,090
*   PHI, Inc.(69336T106)                                             542      20,390
*   PHI, Inc.(69336T205)                                          96,042   3,824,392
*   Pioneer Energy Services Corp.                                278,538   2,339,719
*   Renewable Energy Group, Inc.                                  56,603     617,539
*   REX American Resources Corp.                                 105,778   3,050,638
#*  Rex Energy Corp.                                             216,988   4,665,242
*   Rowan Cos. P.L.C. Class A                                    328,885  11,866,171
    Scorpio Tankers, Inc.                                         58,488     674,952
#   SEACOR Holdings, Inc.                                         75,317   7,366,003
    SemGroup Corp. Class A                                        23,770   1,435,470
#   Ship Finance International, Ltd.                              38,083     630,274
    SM Energy Co.                                                 12,542   1,111,347
*   Stone Energy Corp.                                            57,220   1,994,689
*   Superior Energy Services, Inc.                               152,363   4,087,899

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES      VALUE+
                                                                 --------- ------------
Energy -- (Continued)
#*  Swift Energy Co.                                               167,159 $  2,293,421
*   Synergy Resources Corp.                                            982       10,174
#   Teekay Corp.                                                   156,368    6,791,062
*   Tesco Corp.                                                     41,439      711,922
    Tesoro Corp.                                                   419,582   20,513,364
*   TETRA Technologies, Inc.                                       147,525    1,913,399
    TGC Industries, Inc.                                            13,136       96,812
    Tidewater, Inc.                                                146,594    8,827,891
*   Triangle Petroleum Corp.                                       102,199    1,080,243
*   Unit Corp.                                                     103,566    5,324,328
#*  USEC, Inc.                                                      24,276      195,665
*   Vaalco Energy, Inc.                                            109,363      576,343
*   Warren Resources, Inc.                                         139,807      437,596
#   Western Refining, Inc.                                         378,467   12,213,130
*   Whiting Petroleum Corp.                                        101,984    6,821,710
*   Willbros Group, Inc.                                           212,504    2,074,039
#*  WPX Energy, Inc.                                                66,227    1,466,266
                                                                           ------------
Total Energy                                                                263,387,619
                                                                           ------------
Financials -- (23.1%)
*   1st Constitution Bancorp                                           785        7,929
    1st Source Corp.                                               209,862    6,585,470
    1st United Bancorp Inc/Boca Raton                               27,050      206,662
#   Access National Corp.                                           11,256      163,550
*   Alexander & Baldwin, Inc.                                      199,071    7,365,627
    Alliance Bancorp, Inc. of Pennsylvania                           2,169       31,451
    Allied World Assurance Co. Holdings AG                         155,508   16,839,961
    Ameriana Bancorp                                                   645        8,733
*   American Capital, Ltd.                                       1,164,025   16,307,990
#   American Equity Investment Life Holding Co.                    349,240    7,278,162
    American Financial Group, Inc.                                 370,385   20,837,860
*   American Independence Corp.                                      4,603       51,001
#   American National Bankshares, Inc.                              15,485      355,226
    American National Insurance Co.                                 41,906    4,235,439
*   American River Bankshares                                        7,628       66,211
*   Ameris Bancorp                                                  69,161    1,265,646
    AMERISAFE, Inc.                                                 93,889    3,614,727
    AmeriServ Financial, Inc.                                      182,092      571,769
#*  Arch Capital Group, Ltd.                                         9,859      571,428
    Argo Group International Holdings, Ltd.                        156,217    6,557,990
    Arrow Financial Corp.                                            1,132       29,217
    Aspen Insurance Holdings, Ltd.                                 254,728    9,936,939
#   Associated Banc-Corp.                                          328,656    5,343,947
    Assurant, Inc.                                                 331,133   19,364,658
    Assured Guaranty, Ltd.                                         443,343    9,088,532
    Asta Funding, Inc.                                              54,947      471,445
#   Astoria Financial Corp.                                        273,027    3,606,687
    Atlantic American Corp.                                          6,923       28,038
#*  Atlantic Coast Financial Corp.                                   3,526       13,751
#*  Atlanticus Holdings Corp.                                       57,981      202,354
    Auburn National BanCorp., Inc.                                     513       13,133
#*  AV Homes, Inc.                                                  53,958    1,030,598

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Axis Capital Holdings, Ltd.                                  302,382 $14,338,954
    Baldwin & Lyons, Inc. Class A                                    276       7,415
    Baldwin & Lyons, Inc. Class B                                 58,678   1,603,670
#   Banc of California, Inc.                                      27,419     386,882
    Bancfirst Corp.                                                3,900     216,723
    Bancorp of New Jersey, Inc.                                      541       7,276
*   Bancorp, Inc.                                                 66,870   1,081,288
#   BancorpSouth, Inc.                                           108,640   2,400,944
    Bank Mutual Corp.                                            214,914   1,366,853
    Bank of Commerce Holdings                                        300       1,650
    Bank of Kentucky Financial Corp.                               8,736     251,684
#   BankFinancial Corp.                                          120,428   1,118,776
    Banner Corp.                                                  33,096   1,266,253
#   Bar Harbor Bankshares                                         13,518     510,169
    BBCN Bancorp, Inc.                                           183,485   2,721,083
*   BBX Capital Corp. Class A                                      1,200      15,828
#   BCB Bancorp, Inc.                                              9,368     103,610
*   BCSB Bancorp, Inc.                                               891      22,676
#*  Beneficial Mutual Bancorp, Inc.                                7,187      70,073
    Berkshire Bancorp, Inc.                                        2,534      19,562
    Berkshire Hills Bancorp, Inc.                                124,820   3,166,683
#*  BofI Holding, Inc.                                            56,878   3,436,569
    Boston Private Financial Holdings, Inc.                      246,430   2,806,838
    Bridge Bancorp, Inc.                                           2,388      55,139
*   Bridge Capital Holdings                                       12,594     221,528
    Brookline Bancorp, Inc.                                      207,978   1,844,765
    Bryn Mawr Bank Corp.                                          10,375     289,048
    C&F Financial Corp.                                            2,239     120,704
    Calamos Asset Management, Inc. Class A                        28,547     280,332
#   California First National Bancorp                             17,918     319,836
*   Camco Financial Corp.                                         16,833     104,365
    Camden National Corp.                                         24,991   1,008,387
    Cape Bancorp, Inc.                                             1,782      16,412
#*  Capital City Bank Group, Inc.                                 37,417     460,229
    Capital Southwest Corp.                                       99,532   3,271,617
    CapitalSource, Inc.                                          464,286   6,072,861
    Capitol Federal Financial, Inc.                               29,636     375,488
    Cardinal Financial Corp.                                     130,895   2,159,768
*   Carolina Bank Holdings, Inc.                                     100       1,009
    Cathay General Bancorp                                       299,120   7,367,326
    Center Bancorp, Inc.                                          42,304     632,868
    Centerstate Banks, Inc.                                       17,984     177,322
#   Central Pacific Financial Corp.                                1,332      24,535
    Century Bancorp, Inc. Class A                                  3,160     102,700
    CFS Bancorp, Inc.                                            115,107   1,437,686
    Chemical Financial Corp.                                      82,209   2,407,902
    Chicopee Bancorp, Inc.                                         8,359     146,700
    Cincinnati Financial Corp.                                   109,109   5,455,450
    Citizens Community Bancorp, Inc.                              29,400     224,322
    Citizens Holding Co.                                           1,122      21,453
#*  Citizens, Inc.                                               167,031   1,403,060
#   City Holding Co.                                               8,249     375,330

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
    Clifton Savings Bancorp, Inc.                                      543 $     6,858
    CNB Financial Corp.                                              1,243      24,872
    CNO Financial Group, Inc.                                    1,264,042  19,693,774
    CoBiz Financial, Inc.                                          135,833   1,473,788
    Codorus Valley Bancorp, Inc.                                     5,056     106,171
*   Colonial Financial Services, Inc.                               14,655     205,170
*   Colony Bankcorp, Inc.                                            4,653      28,476
    Columbia Banking System, Inc.                                   49,165   1,263,049
    Commercial National Financial Corp.                                959      20,139
#   Community Bank System, Inc.                                     97,526   3,541,169
#   Community Trust Bancorp, Inc.                                   24,702   1,052,058
*   Community West Bancshares                                       16,252      95,481
    Consolidated-Tomoka Land Co.                                     3,222     120,889
*   Consumer Portfolio Services, Inc.                               69,042     463,962
*   Cowen Group, Inc. Class A                                      232,614     923,478
    Dime Community Bancshares, Inc.                                 20,351     332,942
    Donegal Group, Inc. Class A                                     72,219   1,144,671
#   Donegal Group, Inc. Class B                                      6,424     134,904
#*  Doral Financial Corp.                                            2,304      38,938
*   E*TRADE Financial Corp.                                        507,713   8,585,427
    Eagle Bancorp Montana, Inc.                                        101       1,108
    Eastern Insurance Holdings, Inc.                                53,671   1,311,719
*   Eastern Virginia Bankshares, Inc.                                8,379      50,525
    EMC Insurance Group, Inc.                                      141,757   4,825,408
    Employers Holdings, Inc.                                        45,224   1,359,886
#*  Encore Capital Group, Inc.                                      86,358   4,218,588
    Endurance Specialty Holdings, Ltd.                             204,319  11,296,798
#*  Enstar Group, Ltd.                                                 600      81,558
#   Enterprise Bancorp, Inc.                                         7,556     147,644
#   Enterprise Financial Services Corp.                             37,342     673,276
    ESB Financial Corp.                                             40,492     538,949
    ESSA Bancorp, Inc.                                              68,448     750,190
    Evans Bancorp, Inc.                                              8,434     170,578
    Everest Re Group, Ltd.                                         104,016  15,991,420
*   Farmers Capital Bank Corp.                                       3,376      69,343
    FBL Financial Group, Inc. Class A                              128,577   5,752,535
    Federal Agricultural Mortgage Corp. Class A                      2,471      72,339
    Federal Agricultural Mortgage Corp. Class C                     43,772   1,562,223
    Federated National Holding Co. Class C                          55,257     566,384
#   Fidelity National Financial, Inc. Class A                      130,432   3,671,661
    Fidelity Southern Corp.                                         32,180     491,396
    Financial Institutions, Inc.                                    24,589     582,022
*   First Acceptance Corp.                                         101,596     172,713
    First American Financial Corp.                                 297,103   7,683,084
#*  First BanCorp                                                   37,111     205,966
    First Bancorp                                                   69,195   1,036,541
    First Bancorp, Inc.                                             18,788     327,099
*   First Bancshares, Inc.(318687100)                                2,300      19,550
    First Bancshares, Inc.(318916103)                                  171       2,539
    First Busey Corp.                                              104,600     540,782
    First Business Financial Services, Inc.                          2,294      80,795
    First Citizens BancShares, Inc. Class A                         20,791   4,402,078

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    First Commonwealth Financial Corp.                           337,269 $ 2,930,868
#   First Community Bancshares, Inc.                              41,132     686,493
    First Connecticut Bancorp Inc/Farmington                       2,083      30,578
    First Defiance Financial Corp.                                36,856     951,622
#*  First Federal Bancshares of Arkansas, Inc.                    10,626      95,421
    First Federal of Northern Michigan Bancorp, Inc.               7,296      34,583
    First Financial Bancorp                                       42,891     665,668
    First Financial Corp.                                         59,016   2,038,413
#   First Financial Holdings, Inc.                                61,269   3,671,851
#   First Financial Northwest, Inc.                              111,813   1,212,053
#   First Horizon National Corp.                                     300       3,195
    First Interstate Bancsystem, Inc.                             24,755     621,598
*   First Marblehead Corp. (The)                                 182,492     175,192
    First Merchants Corp.                                        144,409   2,714,889
    First Midwest Bancorp, Inc.                                  233,905   3,889,840
    First Niagara Financial Group, Inc.                          528,271   5,826,829
*   First Place Financial Corp.                                  114,087         228
*   First South Bancorp, Inc.                                        767       5,185
*   First United Corp.                                             6,083      49,881
    First West Virginia Bancorp                                      843      13,817
    Firstbank Corp.                                               16,186     317,084
    FirstMerit Corp.                                             233,156   5,236,684
*   Flagstar Bancorp, Inc.                                        23,457     380,238
    Flushing Financial Corp.                                     117,856   2,367,727
    FNB Corp.                                                    239,624   2,997,696
#*  Forest City Enterprises, Inc. Class A                        117,860   2,387,844
*   Forestar Group, Inc.                                          38,730     864,841
    Fox Chase Bancorp, Inc.                                       18,083     312,293
    Franklin Financial Corp.                                         169       3,189
*   Genworth Financial, Inc. Class A                             923,584  13,419,676
#   German American Bancorp, Inc.                                 61,710   1,677,278
    GFI Group, Inc.                                               13,313      46,196
    Glacier Bancorp, Inc.                                          1,800      49,734
#*  Gleacher & Co., Inc.                                             293       3,862
*   Global Indemnity P.L.C.                                       60,021   1,478,317
#   Great Southern Bancorp, Inc.                                  26,472     743,334
#*  Green Dot Corp. Class A                                       33,327     715,197
#*  Greenlight Capital Re, Ltd. Class A                            4,559     140,372
    Guaranty Bancorp                                              52,602     710,127
*   Guaranty Federal Bancshares, Inc.                             14,051     158,285
*   Hallmark Financial Services, Inc.                            106,414     905,583
#   Hampden Bancorp, Inc.                                         14,730     253,356
    Hancock Holding Co.                                           11,509     377,265
    Hanmi Financial Corp.                                         33,953     593,498
    Hanover Insurance Group, Inc. (The)                          139,712   8,178,740
    Harleysville Savings Financial Corp.                           1,426      26,167
*   Harris & Harris Group, Inc.                                  147,135     460,533
    Hawthorn Bancshares, Inc.                                      8,777     121,210
#   HCI Group, Inc.                                               30,002   1,318,288
    Heartland Financial USA, Inc.                                 10,901     288,767
    Heritage Commerce Corp.                                       59,091     460,319
    Heritage Financial Corp.                                      13,978     225,465

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Heritage Financial Group, Inc.                                 1,394 $    23,949
    HF Financial Corp.                                            12,333     164,399
*   Hilltop Holdings, Inc.                                       239,405   4,151,283
    Hingham Institution for Savings                                1,253      91,118
*   HMN Financial, Inc.                                           24,144     207,880
*   Home Bancorp, Inc.                                             6,423     116,706
    Home Federal Bancorp, Inc.                                    83,022   1,294,313
    HopFed Bancorp, Inc.                                          28,833     312,838
    Horace Mann Educators Corp.                                  251,498   6,966,495
#   Horizon Bancorp                                                9,354     203,075
#   Hudson City Bancorp, Inc.                                    211,602   1,900,186
#   Hudson Valley Holding Corp.                                    5,146      95,150
    Iberiabank Corp.                                              46,690   2,728,097
*   ICG Group, Inc.                                              298,309   4,865,420
#*  Imperial Holdings, Inc.                                        3,445      20,188
    Independence Holding Co.                                      50,444     692,092
#   Independent Bank Corp.(453836108)                             66,032   2,369,228
#*  Independent Bank Corp.(453838609)                             43,229     420,186
    Infinity Property & Casualty Corp.                            95,008   6,515,649
    Interactive Brokers Group, Inc. Class A                       54,700   1,128,461
    International Bancshares Corp.                               153,613   3,510,057
*   Intervest Bancshares Corp. Class A                            17,894     130,447
#*  INTL. FCStone, Inc.                                           14,177     290,061
*   Investment Technology Group, Inc.                            137,565   2,203,791
    Investors Title Co.                                            7,764     606,679
*   Jacksonville Bancorp, Inc.                                        73         747
#   Janus Capital Group, Inc.                                    413,437   4,080,623
*   Jefferson Bancshares, Inc.                                     4,587      29,127
    JMP Group, Inc.                                               47,014     301,360
*   KCG Holdings, Inc. Class A                                    18,029     157,573
    Kemper Corp.                                                 250,091   9,258,369
    Kentucky First Federal Bancorp                                   496       4,013
    Lake Shore Bancorp, Inc.                                       1,066      12,845
    Lakeland Bancorp, Inc.                                       133,414   1,520,920
    Lakeland Financial Corp.                                      21,877     778,602
    Landmark Bancorp, Inc.                                         2,154      43,317
#   Legg Mason, Inc.                                             349,011  13,426,453
    Leucadia National Corp.                                       74,210   2,103,111
    LNB Bancorp, Inc.                                             50,800     494,284
*   Louisiana Bancorp, Inc.                                        4,919      88,026
    LSB Financial Corp.                                              751      21,411
*   Macatawa Bank Corp.                                          127,574     626,388
*   Magyar Bancorp, Inc.                                           6,751      49,451
    Maiden Holdings, Ltd.                                        165,087   1,807,703
    MainSource Financial Group, Inc.                             121,160   1,965,215
#*  Malvern Bancorp, Inc.                                            134       1,628
    Manning & Napier, Inc.                                           670      11,122
*   Markel Corp.                                                   4,936   2,614,451
    Marlin Business Services Corp.                                61,664   1,700,076
    Mayflower Bancorp, Inc.                                          475       9,234
    MB Financial, Inc.                                           168,311   4,998,837
#*  MBIA, Inc.                                                   613,326   6,973,517

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
*   MBT Financial Corp.                                           53,266 $   204,541
    MCG Capital Corp.                                            405,582   1,910,291
#   Meadowbrook Insurance Group, Inc.                            276,438   1,835,548
#   Medallion Financial Corp.                                     94,078   1,428,104
    Mercantile Bank Corp.                                         21,388     467,114
    Merchants Bancshares, Inc.                                    13,045     391,089
*   Meridian Interstate Bancorp, Inc.                             12,248     290,768
    Meta Financial Group, Inc.                                    10,537     392,187
*   Metro Bancorp, Inc.                                           65,882   1,405,922
    MetroCorp Bancshares, Inc.                                    14,362     205,807
*   MGIC Investment Corp.                                        615,523   5,010,357
    MicroFinancial, Inc.                                          47,656     409,365
    Mid Penn Bancorp, Inc.                                           262       3,162
#   MidSouth Bancorp, Inc.                                        38,730     587,921
    MidWestOne Financial Group, Inc.                              16,967     448,268
    Montpelier Re Holdings, Ltd.                                 304,675   8,412,077
*   MSB Financial Corp.                                            3,000      22,800
    MutualFirst Financial, Inc.                                   17,676     300,492
    NASDAQ OMX Group, Inc. (The)                                 406,131  14,389,221
    National Interstate Corp.                                      2,138      55,866
    National Penn Bancshares, Inc.                               213,785   2,216,950
    National Security Group, Inc.                                    193       1,245
    National Western Life Insurance Co. Class A                    5,767   1,199,536
*   Naugatuck Valley Financial Corp.                               1,247       9,215
*   Navigators Group, Inc. (The)                                  79,136   4,450,609
    NBT Bancorp, Inc.                                             25,074     611,053
    Nelnet, Inc. Class A                                         109,310   4,659,885
*   New Century Bancorp, Inc.                                      6,103      40,341
    New Hampshire Thrift Bancshares, Inc.                         16,158     229,444
*   NewBridge Bancorp                                             51,416     383,563
*   NewStar Financial, Inc.                                      217,583   3,788,120
    Nicholas Financial, Inc.                                       4,160      66,768
*   North Valley Bancorp                                           2,889      54,602
    Northeast Bancorp                                                522       5,225
    Northeast Community Bancorp, Inc.                             50,944     384,627
    Northfield Bancorp, Inc.                                      17,542     226,818
    Northrim BanCorp, Inc.                                        24,258     608,876
    Northwest Bancshares, Inc.                                    24,193     338,460
    Norwood Financial Corp.                                        2,565      73,718
#   Ocean Shore Holding Co.                                        2,593      37,002
    OceanFirst Financial Corp.                                    30,566     537,656
*   Ocwen Financial Corp.                                         87,806   4,937,331
    OFG Bancorp                                                  151,504   2,243,774
    Ohio Valley Banc Corp.                                         1,614      33,152
#   Old Line Bancshares, Inc.                                      2,048      27,320
    Old National Bancorp                                         103,808   1,509,368
    Old Republic International Corp.                             665,413  11,172,284
#*  Old Second Bancorp, Inc.                                      56,217     268,155
*   OmniAmerican Bancorp, Inc.                                    36,992     810,865
    OneBeacon Insurance Group, Ltd. Class A                       71,265   1,137,389
    Oppenheimer Holdings, Inc. Class A                             6,305     125,028
    Oritani Financial Corp.                                        1,900      30,818

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Pacific Continental Corp.                                     29,261 $   403,217
*   Pacific Mercantile Bancorp                                    58,804     365,761
*   Pacific Premier Bancorp, Inc.                                 15,952     221,892
    PacWest Bancorp                                                4,615     175,601
    Park Sterling Corp.                                           93,523     608,835
    PartnerRe, Ltd.                                              163,753  16,409,688
*   Patriot National Bancorp, Inc.                                 8,731      10,565
#   Peapack Gladstone Financial Corp.                             21,165     388,166
#   People's United Financial, Inc.                              556,836   8,035,143
    Peoples Bancorp of North Carolina, Inc.                        4,643      60,777
    Peoples Bancorp, Inc.                                         55,939   1,254,152
#*  PHH Corp.                                                    273,554   6,578,974
*   Phoenix Cos., Inc. (The)                                      27,755   1,070,510
*   PICO Holdings, Inc.                                           84,876   1,992,888
*   Pinnacle Financial Partners, Inc.                            146,960   4,555,760
*   Piper Jaffray Cos.                                            45,549   1,634,754
    Platinum Underwriters Holdings, Ltd.                         177,200  11,020,068
*   Popular, Inc.                                                148,591   3,751,923
*   Porter Bancorp, Inc.                                           4,952       5,546
*   Preferred Bank                                                18,074     347,382
    Premier Financial Bancorp, Inc.                               17,459     209,857
    PrivateBancorp, Inc.                                           1,500      36,540
    ProAssurance Corp.                                            99,300   4,500,276
    Protective Life Corp.                                        263,755  12,153,830
    Provident Financial Holdings, Inc.                            28,207     427,618
    Provident Financial Services, Inc.                           241,641   4,528,352
*   Prudential Bancorp, Inc.                                         157       1,694
#   Pulaski Financial Corp.                                       44,928     489,266
    QC Holdings, Inc.                                            104,573     245,747
#   QCR Holdings, Inc.                                             2,083      36,161
#   Radian Group, Inc.                                           443,207   6,457,526
    Reinsurance Group of America, Inc.                           235,808  16,784,813
#   Renasant Corp.                                               140,063   4,017,007
    Republic Bancorp, Inc. Class A                                13,137     302,414
*   Republic First Bancorp, Inc.                                   4,394      13,841
    Resource America, Inc. Class A                                89,599     773,239
*   Riverview Bancorp, Inc.                                       33,968      90,355
    RLI Corp.                                                     37,289   3,523,065
    Rockville Financial, Inc.                                      8,798     115,694
#*  Roma Financial Corp.                                             311       6,052
*   Royal Bancshares of Pennsylvania, Inc. Class A                 2,632       4,027
    S&T Bancorp, Inc.                                             85,632   2,099,697
#*  Safeguard Scientifics, Inc.                                   70,916   1,237,484
    Safety Insurance Group, Inc.                                  72,191   3,948,126
    Salisbury Bancorp, Inc.                                          490      12,850
    Sandy Spring Bancorp, Inc.                                    96,957   2,374,477
    SB Financial Group, Inc.                                       1,320      10,758
#*  Seacoast Banking Corp. of Florida                              7,443      16,970
    Selective Insurance Group, Inc.                              223,494   5,871,187
*   Shore Bancshares, Inc.                                         7,593      69,476
    SI Financial Group, Inc.                                      18,875     213,854
    Sierra Bancorp                                                 2,845      53,856

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE+
                                                                  ------- ----------
Financials -- (Continued)
     Simmons First National Corp. Class A                         115,564 $3,783,565
     Simplicity Bancorp, Inc.                                       3,677     57,655
*    Southcoast Financial Corp.                                    19,116    109,917
(d)  Southern Community Financial                                 120,522     26,515
*    Southern First Bancshares, Inc.                               14,863    199,759
     Southern Missouri Bancorp, Inc.                                  931     28,163
#    Southern National Bancorp of Virginia, Inc.                    1,185     11,554
#    Southside Bancshares, Inc.                                    29,422    803,221
*    Southwest Bancorp, Inc.                                       88,280  1,413,363
     Southwest Georgia Financial Corp.                                731      6,945
     StanCorp Financial Group, Inc.                                73,600  4,335,040
     State Auto Financial Corp.                                   163,545  3,107,355
     StellarOne Corp.                                             110,540  2,573,371
*    Sterling Bancorp(859158107)                                   31,601    466,115
     Sterling Bancorp(85917A100)                                  197,664  2,316,622
     Stewart Information Services Corp.                            55,292  1,731,745
*    Stratus Properties, Inc.                                      42,734    657,249
*    Suffolk Bancorp                                               65,680  1,284,044
*    Sun Bancorp, Inc.                                             93,586    308,834
     Susquehanna Bancshares, Inc.                                 716,601  8,445,143
*    Sussex Bancorp                                                 7,441     50,934
*    SWS Group, Inc.                                               81,934    461,288
     Symetra Financial Corp.                                      199,219  3,731,372
     Synovus Financial Corp.                                      841,869  2,736,074
*    Taylor Capital Group, Inc.                                    47,800  1,099,400
     TCF Financial Corp.                                           43,619    662,136
#    Teche Holding Co.                                              3,776    189,933
     Territorial Bancorp, Inc.                                      7,887    172,015
*    Texas Capital Bancshares, Inc.                                   126      6,558
     TF Financial Corp.                                             7,550    209,513
     Thomas Properties Group, Inc.                                201,900  1,372,920
     Timberland Bancorp, Inc.                                      59,392    526,807
     Tompkins Financial Corp.                                      14,308    705,671
     Tower Financial Corp.                                          4,978    118,128
#    Tower Group International, Ltd.                               37,317    135,461
#    TowneBank                                                     56,678    825,232
     Tree.com, Inc.                                                31,489    929,240
     Trico Bancshares                                              20,964    530,180
#    TrustCo Bank Corp.                                            57,271    384,861
#    Trustmark Corp.                                               91,380  2,481,881
#    UMB Financial Corp.                                              600     35,352
     Umpqua Holdings Corp.                                        534,795  8,754,594
     Unico American Corp.                                          35,600    446,424
#    Union First Market Bankshares Corp.                          106,323  2,564,511
     United Bancshares, Inc.                                          190      2,521
#    United Bankshares, Inc.                                       42,148  1,246,738
     United Community Bancorp                                         870      9,483
*    United Community Banks, Inc.                                  51,154    797,491
#*   United Community Financial Corp.                             272,931  1,091,724
     United Financial Bancorp, Inc.                                98,506  1,544,574
     United Fire Group, Inc.                                      108,057  3,425,407
*    United Security Bancshares                                     1,475      7,579

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Financials -- (Continued)
    Unity Bancorp, Inc.                                           22,377 $    165,814
    Universal Insurance Holdings, Inc.                            37,736      295,850
    Univest Corp. of Pennsylvania                                 17,682      353,110
    Validus Holdings, Ltd.                                       226,781    8,953,314
*   Vantagesouth Bancshares, Inc.                                  6,446       31,521
    ViewPoint Financial Group, Inc.                               28,419      619,818
*   Virginia Commerce Bancorp, Inc.                              103,967    1,666,591
#   VSB Bancorp, Inc.                                              1,342       14,118
#*  Walker & Dunlop, Inc.                                         47,695      619,081
    Washington Banking Co.                                        14,425      245,369
    Washington Federal, Inc.                                     164,006    3,736,057
    Washington Trust Bancorp, Inc.                                16,238      534,068
#*  Waterstone Financial, Inc.                                     5,158       54,881
    Wayne Savings Bancshares, Inc.                                 1,300       13,455
    Webster Financial Corp.                                      204,474    5,702,780
    WesBanco, Inc.                                               188,064    5,529,082
    West BanCorp., Inc.                                           90,568    1,251,650
*   Western Alliance Bancorp                                      99,513    2,104,700
    Westfield Financial, Inc.                                    118,191      852,157
    Wilshire Bancorp, Inc.                                       105,579      894,254
#   Wintrust Financial Corp.                                     172,858    7,521,052
    WSFS Financial Corp.                                           6,101      427,131
    WVS Financial Corp.                                            1,304       14,422
*   Yadkin Financial Corp.                                        13,885      227,992
#   Zions BanCorp.                                               350,678    9,948,735
*   ZipRealty, Inc.                                               93,756      515,658
                                                                         ------------
Total Financials                                                          821,310,810
                                                                         ------------
Health Care -- (5.2%)
*   Addus HomeCare Corp.                                           8,165      211,065
    Aetna, Inc.                                                  148,969    9,340,356
#*  Affymetrix, Inc.                                             307,801    2,176,153
#*  Albany Molecular Research, Inc.                              175,487    2,298,880
*   Alere, Inc.                                                  177,374    5,982,825
*   Allied Healthcare Products                                    26,236       61,130
    Almost Family, Inc.                                           12,486      240,106
*   Alphatec Holdings, Inc.                                       94,178      171,404
*   AMAG Pharmaceuticals, Inc.                                       954       25,739
#*  Amedisys, Inc.                                                83,655    1,361,903
*   American Shared Hospital Services                              8,624       20,999
*   AMN Healthcare Services, Inc.                                 66,419      823,596
*   Amsurg Corp.                                                 102,870    4,412,094
    Analogic Corp.                                                 1,361      125,525
*   AngioDynamics, Inc.                                          139,840    2,198,285
*   Anika Therapeutics, Inc.                                      68,061    2,032,982
*   Arqule, Inc.                                                   9,978       22,451
*   Arrhythmia Research Technology, Inc.                           1,132        3,696
#*  Baxano Surgical, Inc.                                         75,988       91,946
*   BioScrip, Inc.                                               195,680    1,371,717
*   BioTelemetry, Inc.                                           104,382      954,052
*   Cambrex Corp.                                                172,443    2,900,491
    Cantel Medical Corp.                                         162,405    5,700,416

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE+
                                                                   ------- -----------
Health Care -- (Continued)
*     Capital Senior Living Corp.                                  217,840 $ 4,831,691
#*    Celldex Therapeutics, Inc.                                    14,600     334,486
*     Chindex International, Inc.                                    1,846      31,068
      Community Health Systems, Inc.                               220,160   9,605,581
      CONMED Corp.                                                 176,339   6,395,816
      Cooper Cos., Inc. (The)                                       24,942   3,222,756
*     Cross Country Healthcare, Inc.                               171,944   1,021,347
      CryoLife, Inc.                                                36,076     324,323
#*    Cumberland Pharmaceuticals, Inc.                              77,782     380,354
*     Cutera, Inc.                                                  72,801     731,650
*     Cynosure, Inc. Class A                                        55,220   1,193,304
      Daxor Corp.                                                   10,080      75,298
*     Digirad Corp.                                                 50,370     167,732
*     Emergent Biosolutions, Inc.                                   45,717     892,853
      Ensign Group, Inc. (The)                                      11,311     481,622
*     Enzo Biochem, Inc.                                           113,761     283,265
      Enzon Pharmaceuticals, Inc.                                   42,900      63,492
*     Exactech, Inc.                                                 4,893     111,071
#*    ExamWorks Group, Inc.                                         18,793     485,799
*     Five Star Quality Care, Inc.                                 138,735     703,386
#*    Furiex Pharmaceuticals, Inc.                                   8,033     314,090
*     Gentiva Health Services, Inc.                                141,616   1,621,503
*     Greatbatch, Inc.                                             128,661   4,904,557
*     Hanger, Inc.                                                  26,246     963,228
*     Harvard Bioscience, Inc.                                     148,250     873,193
*     Health Net, Inc.                                              29,500     896,800
#*    Healthways, Inc.                                             136,494   1,314,437
      Hi-Tech Pharmacal Co., Inc.                                   14,554     627,132
#*    Hologic, Inc.                                                388,373   8,695,671
#*    Idera Pharmaceuticals, Inc.                                  109,983     202,369
*     Infinity Pharmaceuticals, Inc.                                   170       2,304
#     Invacare Corp.                                               132,909   2,853,556
*     Iridex Corp.                                                  10,837      64,697
      Kewaunee Scientific Corp.                                     10,051     174,485
      Kindred Healthcare, Inc.                                     207,205   2,876,005
*     Lannett Co., Inc.                                             92,274   2,178,589
*     LCA-Vision, Inc.                                              77,642     255,442
      LeMaitre Vascular, Inc.                                       69,901     562,004
#*    LHC Group, Inc.                                               20,662     425,637
*     LifePoint Hospitals, Inc.                                    217,915  11,253,131
*     Magellan Health Services, Inc.                                54,098   3,175,553
*     Mast Therapeutics, Inc.                                       32,596      15,972
(d)*  Maxygen, Inc.                                                146,832       4,405
*     MedAssets, Inc.                                               55,641   1,281,412
(d)*  MedCath Corp.                                                116,120     159,084
*     Medical Action Industries, Inc.                               84,668     513,088
#*    MediciNova, Inc.                                              19,847      49,022
*     Merit Medical Systems, Inc.                                    8,785     140,472
#*    Metabolix, Inc.                                                1,788       1,967
*     Misonix, Inc.                                                 28,468     118,996
*     Molina Healthcare, Inc.                                      120,869   3,824,295
      National Healthcare Corp.                                      3,984     192,746

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
*   Natus Medical, Inc.                                          122,239 $  2,411,775
*   NuVasive, Inc.                                                11,606      368,839
    Omnicare, Inc.                                               312,425   17,230,239
*   Omnicell, Inc.                                                91,905    2,120,248
#   Owens & Minor, Inc.                                            5,011      187,512
#*  Pacific Biosciences of California, Inc.                       45,474      186,898
*   PDI, Inc.                                                     94,402      450,298
*   PharMerica Corp.                                             150,112    2,215,653
*   Pozen, Inc.                                                   55,562      349,207
#*  Progenics Pharmaceuticals, Inc.                                  871        3,170
*   Providence Service Corp. (The)                                25,273      755,410
#*  Repligen Corp.                                               104,438    1,142,552
*   Rochester Medical Corp.                                        6,710      134,066
*   RTI Biologics, Inc.                                          235,020      655,706
#*  Sciclone Pharmaceuticals, Inc.                               190,435      900,758
    Select Medical Holdings Corp.                                 39,721      336,834
*   Skilled Healthcare Group, Inc. Class A                        43,376      184,782
#*  Solta Medical, Inc.                                          174,180      322,233
    Span-America Medical Systems, Inc.                            12,454      234,758
#*  Special Diversified Opportunities, Inc.                       38,143       42,339
    STERIS Corp.                                                     100        4,519
*   Sucampo Pharmaceuticals, Inc. Class A                         36,738      227,776
*   SunLink Health Systems, Inc.                                  12,035        9,688
*   SurModics, Inc.                                               16,234      382,798
*   Symmetry Medical, Inc.                                       168,429    1,364,275
#*  Targacept, Inc.                                               16,871       80,137
#   Teleflex, Inc.                                                63,027    5,809,829
#*  Transcept Pharmaceuticals, Inc.                               46,250      170,200
*   Triple-S Management Corp. Class B                             97,966    1,744,774
#   Universal American Corp.                                     390,226    2,895,477
    Utah Medical Products, Inc.                                    1,047       58,276
*   VCA Antech, Inc.                                              62,528    1,778,922
#*  ViroPharma, Inc.                                             339,632   13,184,514
*   WellCare Health Plans, Inc.                                    1,609      107,288
#*  Wright Medical Group, Inc.                                   110,648    3,006,306
                                                                         ------------
Total Health Care                                                         185,458,603
                                                                         ------------
Industrials -- (14.3%)
    AAR Corp.                                                    196,594    5,756,272
    ABM Industries, Inc.                                          30,077      827,418
    Aceto Corp.                                                  186,980    2,982,331
    Acme United Corp.                                              2,042       29,895
#   Acorn Energy, Inc.                                            15,093       56,750
*   Adept Technology, Inc.                                        52,963      440,652
*   AECOM Technology Corp.                                       213,036    6,770,284
*   Aegion Corp.                                                 137,183    2,812,251
*   AeroCentury Corp.                                              9,884      197,680
#*  Aerovironment, Inc.                                          104,662    2,837,387
    AGCO Corp.                                                   116,938    6,826,840
*   Air Transport Services Group, Inc.                           244,443    1,769,767
    Alamo Group, Inc.                                             66,141    3,121,194
    Alaska Air Group, Inc.                                        27,618    1,951,488

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE+
                                                                  ------- -----------
Industrials -- (Continued)
     Albany International Corp. Class A                            60,527 $ 2,227,999
(d)  Allied Defense Group, Inc. (The)                              24,210     127,102
     Allied Motion Technologies, Inc.                               1,275      12,176
     Altra Holdings, Inc.                                         126,826   3,851,706
     AMERCO                                                        88,302  17,830,823
#*   Ameresco, Inc. Class A                                         8,921      93,314
#    American Railcar Industries, Inc.                            107,451   4,401,193
#*   American Superconductor Corp.                                  7,795      16,993
*    American Woodmark Corp.                                       54,061   1,833,749
     Ampco-Pittsburgh Corp.                                        30,064     553,478
*    AMREP Corp.                                                    8,943      71,991
#    Apogee Enterprises, Inc.                                     153,531   4,802,450
     Applied Industrial Technologies, Inc.                         62,545   2,959,004
*    ARC Document Solutions, Inc.                                 116,827     729,000
     Argan, Inc.                                                    1,649      36,690
#    Arkansas Best Corp.                                          136,778   3,743,614
*    Armstrong World Industries, Inc.                              36,519   1,951,210
*    Arotech Corp.                                                 33,900      55,935
#*   Ascent Solar Technologies, Inc.                               29,094      27,348
     Astec Industries, Inc.                                         1,656      55,989
*    Atlas Air Worldwide Holdings, Inc.                           121,398   4,495,368
*    Avalon Holdings Corp. Class A                                 12,727      65,926
*    Avis Budget Group, Inc.                                      549,560  17,217,715
     Baltic Trading, Ltd.                                          30,641     137,272
     Barnes Group, Inc.                                            62,835   2,233,156
     Barrett Business Services, Inc.                               26,591   2,214,233
*    Beacon Roofing Supply, Inc.                                    1,100      38,181
#*   BlueLinx Holdings, Inc.                                      101,135     188,111
     Brady Corp. Class A                                           63,268   1,846,793
*    Breeze-Eastern Corp.                                          29,140     271,730
#    Briggs & Stratton Corp.                                      171,651   3,148,079
#*   Builders FirstSource, Inc.                                    45,823     339,548
*    CAI International, Inc.                                       50,141   1,097,586
*    Casella Waste Systems, Inc. Class A                           43,783     258,758
#*   CBIZ, Inc.                                                    84,431     688,957
     CDI Corp.                                                    122,876   1,972,160
     Ceco Environmental Corp.                                      20,047     353,830
     Celadon Group, Inc.                                          100,421   1,861,805
#*   Chart Industries, Inc.                                         3,825     411,073
     Chicago Rivet & Machine Co.                                    1,983      65,836
     CIRCOR International, Inc.                                    59,669   4,401,782
*    Columbus McKinnon Corp.                                       53,255   1,385,163
     Comfort Systems USA, Inc.                                     44,162     822,738
     Compx International, Inc.                                      5,744      81,507
*    Consolidated Graphics, Inc.                                   50,671   3,247,504
*    Costa, Inc.                                                   70,624   1,420,955
     Courier Corp.                                                 28,025     476,145
     Covanta Holding Corp.                                        194,274   3,335,685
*    Covenant Transportation Group, Inc. Class A                   76,284     498,135
#*   CPI Aerostructures, Inc.                                      27,413     339,921
*    CRA International, Inc.                                       44,458     846,925
     Curtiss-Wright Corp.                                         193,210   9,617,994

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   DigitalGlobe, Inc.                                            94,158 $ 2,996,108
*   Dolan Co. (The)                                               90,677     233,040
#   Douglas Dynamics, Inc.                                        67,044   1,017,057
#*  Ducommun, Inc.                                                63,364   1,575,229
*   Dycom Industries, Inc.                                       161,441   4,786,726
    Dynamic Materials Corp.                                       11,221     247,984
#*  Eagle Bulk Shipping, Inc.                                     71,693     398,613
    Eastern Co. (The)                                             34,260     567,003
    Ecology and Environment, Inc. Class A                          7,348      80,828
    Encore Wire Corp.                                            119,350   5,911,405
#*  Energy Recovery, Inc.                                         24,913     145,492
#*  EnerNOC, Inc.                                                 34,084     566,817
    EnerSys, Inc.                                                 72,816   4,831,342
*   Engility Holdings, Inc.                                       17,049     528,008
    Ennis, Inc.                                                  135,708   2,408,817
#*  EnPro Industries, Inc.                                        74,546   4,448,160
    ESCO Technologies, Inc.                                       72,124   2,602,234
#   Espey Manufacturing & Electronics Corp.                       13,355     434,037
*   Esterline Technologies Corp.                                 124,499   9,979,840
    Exelis, Inc.                                                 105,803   1,744,691
*   Federal Signal Corp.                                         123,464   1,690,222
*   Flow International Corp.                                     111,230     443,808
*   Franklin Covey Co.                                            93,603   1,759,736
#   FreightCar America, Inc.                                      59,911   1,332,421
*   FTI Consulting, Inc.                                         123,320   5,004,326
*   Fuel Tech, Inc.                                               23,411     106,052
*   Furmanite Corp.                                               70,098     788,602
    G&K Services, Inc. Class A                                    89,654   5,594,410
#   GATX Corp.                                                   210,036  10,827,356
#*  Genco Shipping & Trading, Ltd.                               156,362     417,487
*   Gencor Industries, Inc.                                       32,703     298,578
#   General Cable Corp.                                          160,238   5,276,637
*   Gibraltar Industries, Inc.                                   155,509   2,489,699
    Global Power Equipment Group, Inc.                             2,000      40,720
#*  Goldfield Corp. (The)                                         15,445      29,345
*   GP Strategies Corp.                                           94,414   2,645,480
#*  GrafTech International, Ltd.                                  57,575     512,417
    Granite Construction, Inc.                                   155,442   5,028,549
#   Great Lakes Dredge & Dock Corp.                              340,250   2,762,830
#*  Greenbrier Cos., Inc.                                        116,098   3,081,241
#   Griffon Corp.                                                287,471   3,602,012
*   H&E Equipment Services, Inc.                                 148,540   3,717,956
    Hardinge, Inc.                                                76,466   1,130,932
    Harsco Corp.                                                  12,304     343,036
#*  Hawaiian Holdings, Inc.                                      176,430   1,455,547
    Heidrick & Struggles International, Inc.                      15,769     292,042
#*  Heritage-Crystal Clean, Inc.                                     422       7,457
*   Hill International, Inc.                                      99,231     341,355
#   Houston Wire & Cable Co.                                      99,680   1,382,562
*   Hudson Global, Inc.                                          108,461     352,498
    Huntington Ingalls Industries, Inc.                            7,684     549,790
    Hurco Cos., Inc.                                              32,961     807,215

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- ----------
Industrials -- (Continued)
*   Huron Consulting Group, Inc.                                     6,141 $  359,678
    Hyster-Yale Materials Handling, Inc.                            48,502  3,804,497
#*  ICF International, Inc.                                         43,646  1,511,025
#*  InnerWorkings, Inc.                                              2,888     27,638
    Innovative Solutions & Support, Inc.                            11,934     94,040
    Insteel Industries, Inc.                                        72,966  1,210,506
#   International Shipholding Corp.                                 31,520    782,326
#   Intersections, Inc.                                             86,212    738,837
#*  JetBlue Airways Corp.                                        1,383,605  9,809,759
    Kadant, Inc.                                                    66,032  2,363,946
#   Kaman Corp.                                                     32,127  1,194,482
    KAR Auction Services, Inc.                                      34,924  1,037,941
    Kelly Services, Inc. Class A                                   160,142  3,340,562
*   Key Technology, Inc.                                            15,076    218,150
    Kforce, Inc.                                                     1,997     39,321
    Kimball International, Inc. Class B                            137,005  1,602,958
*   Korn/Ferry International                                        83,635  1,990,513
#*  Kratos Defense & Security Solutions, Inc.                       97,132    823,679
*   Lawson Products, Inc.                                           47,145    618,542
#*  Layne Christensen Co.                                           91,862  1,776,611
    LB Foster Co. Class A                                           28,930  1,352,477
#*  LMI Aerospace, Inc.                                             57,594    904,226
    LS Starrett Co. (The) Class A                                   17,861    203,080
    LSI Industries, Inc.                                           111,727  1,029,006
*   Lydall, Inc.                                                   110,552  2,014,257
    Manpowergroup, Inc.                                             55,050  4,299,405
    Marten Transport, Ltd.                                         243,892  4,302,255
    Mastech Holdings, Inc.                                             407      5,934
    Matson, Inc.                                                   196,521  5,323,754
    McGrath RentCorp                                                62,106  2,215,321
*   Metalico, Inc.                                                 280,268    459,640
*   Mfri, Inc.                                                      51,844    613,833
    Miller Industries, Inc.                                         61,625  1,154,852
#*  Mobile Mini, Inc.                                              210,604  7,607,016
*   Moog, Inc. Class A                                              39,980  2,388,005
*   Moog, Inc. Class B                                               3,308    200,068
    Mueller Industries, Inc.                                        66,955  4,036,717
    Mueller Water Products, Inc. Class A                           318,498  2,729,528
#   Multi-Color Corp.                                               34,223  1,191,987
*   MYR Group, Inc.                                                 70,256  1,858,271
    National Presto Industries, Inc.                                 1,658    116,972
*   National Technical Systems, Inc.                               104,047  2,381,636
*   Navigant Consulting, Inc.                                       94,455  1,638,794
#   NL Industries, Inc.                                             37,233    434,137
    NN, Inc.                                                       139,284  2,239,687
*   Northwest Pipe Co.                                              60,065  2,164,142
#*  Ocean Power Technologies, Inc.                                  51,668    121,420
*   On Assignment, Inc.                                            187,664  6,341,167
*   Orbital Sciences Corp.                                          34,750    801,682
*   Orion Energy Systems, Inc.                                      38,009    161,538
*   Orion Marine Group, Inc.                                        22,240    278,000
*   Oshkosh Corp.                                                   74,294  3,535,651

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
#*  Owens Corning                                                367,806 $13,215,270
*   Pacer International, Inc.                                     56,538     451,173
    PAM Transportation Services, Inc.                             60,286   1,048,976
*   Park-Ohio Holdings Corp.                                       1,185      49,071
*   Patrick Industries, Inc.                                       7,237     226,373
#*  Patriot Transportation Holding, Inc.                          26,146     966,618
#*  Pendrell Corp.                                                13,308      29,677
*   PGT, Inc.                                                     11,654     121,784
    Pike Electric Corp.                                          117,092   1,265,765
*   Powell Industries, Inc.                                       12,732     799,952
*   PowerSecure International, Inc.                               77,807   1,406,751
    Preformed Line Products Co.                                   20,440   1,717,369
#   Providence and Worcester Railroad Co.                         13,495     276,243
    Quad/Graphics, Inc.                                           13,726     479,312
#   Quanex Building Products Corp.                                21,908     389,524
*   Quanta Services, Inc.                                        100,696   3,042,026
    RCM Technologies, Inc.                                        92,190     594,625
*   Republic Airways Holdings, Inc.                              254,007   2,992,202
    Resources Connection, Inc.                                    61,232     781,320
*   Roadrunner Transportation Systems, Inc.                       24,609     652,138
#*  Rush Enterprises, Inc. Class A                               206,243   5,902,675
*   Rush Enterprises, Inc. Class B                                51,902   1,261,738
    Ryder System, Inc.                                           233,530  15,373,280
*   Saia, Inc.                                                   146,541   4,766,979
    Schawk, Inc.                                                 130,073   1,901,667
    Servotronics, Inc.                                             6,561      55,375
    SIFCO Industries, Inc.                                        14,049     311,607
    SkyWest, Inc.                                                240,109   3,611,239
    SL Industries, Inc.                                           12,775     344,925
*   Sparton Corp.                                                 56,079   1,479,925
#*  Standard Register Co. (The)                                   16,816     142,936
    Standex International Corp.                                   73,367   4,512,804
    Steelcase, Inc. Class A                                      222,357   3,644,431
*   Sterling Construction Co., Inc.                               42,100     404,160
#*  Supreme Industries, Inc. Class A                              31,849     194,916
    Sypris Solutions, Inc.                                        27,793      88,660
#   TAL International Group, Inc.                                133,296   6,439,530
#*  Tecumseh Products Co. Class A                                 30,050     234,390
*   Tecumseh Products Co. Class B                                  7,143      52,072
*   Terex Corp.                                                  221,495   7,741,250
#   Titan International, Inc.                                     49,700     720,650
#*  Titan Machinery, Inc.                                         63,565   1,121,287
*   TRC Cos., Inc.                                                83,524     642,300
*   Trimas Corp.                                                 120,073   4,545,964
#   Trinity Industries, Inc.                                     277,414  14,045,471
    Triumph Group, Inc.                                           68,195   4,886,172
*   Tufco Technologies, Inc.                                       2,746      13,867
*   Tutor Perini Corp.                                           214,227   4,916,510
    Twin Disc, Inc.                                               43,496   1,125,242
*   Ultralife Corp.                                               40,258     157,006
*   Ultrapetrol Bahamas, Ltd.                                      1,200       4,320
    UniFirst Corp.                                                54,384   5,591,763

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
#   United Stationers, Inc.                                        1,300 $     57,772
#*  UniTek Global Services, Inc.                                     300          342
    Universal Forest Products, Inc.                               82,586    4,370,451
#*  Universal Power Group, Inc.                                    5,390        6,737
#*  Universal Security Instruments, Inc.                             793        3,787
    Universal Truckload Services, Inc.                            13,085      348,846
    URS Corp.                                                    209,771   11,373,784
*   USA Truck, Inc.                                               62,991      836,520
    UTi Worldwide, Inc.                                           32,703      497,086
*   Versar, Inc.                                                   1,356        6,414
    Viad Corp.                                                   109,627    2,927,041
*   Virco Manufacturing Corp.                                     26,552       53,901
*   Volt Information Sciences, Inc.                                2,400       20,880
    VSE Corp.                                                      3,124      136,831
#   Watts Water Technologies, Inc. Class A                       115,180    6,655,100
*   Willdan Group, Inc.                                           16,551       63,225
*   Willis Lease Finance Corp.                                    36,581      637,607
*   XPO Logistics, Inc.                                           28,996      585,139
                                                                         ------------
Total Industrials                                                         509,530,505
                                                                         ------------
Information Technology -- (11.7%)
*   Accelrys, Inc.                                               164,408    1,537,215
*   Active Network, Inc. (The)                                    13,276      191,705
*   Acxiom Corp.                                                  10,949      363,835
*   Advanced Energy Industries, Inc.                              52,822    1,102,923
*   Aeroflex Holding Corp.                                        50,112      388,368
*   Aetrium, Inc.                                                    188          667
*   Agilysys, Inc.                                               117,956    1,385,983
*   Alpha & Omega Semiconductor, Ltd.                             16,887      124,288
    American Software, Inc. Class A                               21,841      191,109
#*  Amkor Technology, Inc.                                       101,357      538,206
*   Amtech Systems, Inc.                                          47,501      380,008
#*  ANADIGICS, Inc.                                              304,087      614,256
*   Anaren, Inc.                                                 110,002    2,747,850
#   AOL, Inc.                                                    205,550    7,449,132
*   Applied Micro Circuits Corp.                                  53,997      629,605
*   ARRIS Group, Inc.                                            446,020    7,965,917
*   Arrow Electronics, Inc.                                      351,633   16,885,417
    Astro-Med, Inc.                                               24,190      306,729
*   ATMI, Inc.                                                   124,492    3,403,611
*   Aviat Networks, Inc.                                         165,868      341,688
*   Avid Technology, Inc.                                        149,098    1,110,780
    Avnet, Inc.                                                  277,956   11,034,853
    AVX Corp.                                                     89,393    1,184,457
#   Aware, Inc.                                                   46,523      243,315
*   Axcelis Technologies, Inc.                                   200,761      435,651
*   AXT, Inc.                                                    170,997      386,453
#*  Bankrate, Inc.                                                61,702    1,039,062
    Bel Fuse, Inc. Class A                                        11,057      227,995
    Bel Fuse, Inc. Class B                                        48,330    1,016,863
*   Benchmark Electronics, Inc.                                  259,534    5,899,208
    Black Box Corp.                                               89,308    2,236,272

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE+
                                                                   ------- -----------
Information Technology -- (Continued)
#*    Blucora, Inc.                                                195,437 $ 4,618,176
*     BroadVision, Inc.                                             19,245     186,484
*     Brocade Communications Systems, Inc.                         596,259   4,781,997
      Brooks Automation, Inc.                                      140,713   1,356,473
*     Bsquare Corp.                                                 33,534     107,980
*     BTU International, Inc.                                        7,174      23,746
*     CACI International, Inc. Class A                             127,408   9,170,828
*     Calix, Inc.                                                   97,141     987,924
*     Cascade Microtech, Inc.                                       70,739     724,367
*     Ceva, Inc.                                                       439       6,291
*     Checkpoint Systems, Inc.                                     124,835   2,124,692
*     CIBER, Inc.                                                  377,800   1,227,850
      Coherent, Inc.                                                11,994     793,883
      Cohu, Inc.                                                   137,726   1,316,661
(d)*  Commerce One LLC                                                 110          --
      Communications Systems, Inc.                                  41,562     474,222
      Computer Sciences Corp.                                       46,973   2,313,890
      Comtech Telecommunications Corp.                              97,632   2,930,913
      Concurrent Computer Corp.                                     35,360     260,603
      Convergys Corp.                                              551,669  10,889,946
*     CoreLogic, Inc.                                              185,449   6,169,888
#*    Cray, Inc.                                                    66,170   1,479,561
#*    Cree, Inc.                                                   145,790   8,856,743
      CSG Systems International, Inc.                               45,289   1,261,752
#     CSP, Inc.                                                      4,766      36,031
      CTS Corp.                                                    186,239   3,467,770
*     CyberOptics Corp.                                             72,104     365,567
      Daktronics, Inc.                                              14,204     169,880
#*    Datalink Corp.                                                26,940     276,674
*     Dataram Corp.                                                  3,352       8,179
*     Dealertrack Technologies, Inc.                                 3,100     115,630
*     Digi International, Inc.                                     136,084   1,371,727
*     Digital River, Inc.                                           63,168   1,126,917
*     Diodes, Inc.                                                  12,942     313,455
*     Dot Hill Systems Corp.                                        28,621      83,001
*     DSP Group, Inc.                                              119,409     889,597
*     Dynamics Research Corp.                                       47,930     354,682
#     EarthLink, Inc.                                              483,446   2,446,237
*     EchoStar Corp. Class A                                       130,677   6,267,269
*     Edgewater Technology, Inc.                                    75,244     515,421
      Electro Rent Corp.                                           121,041   2,195,684
      Electro Scientific Industries, Inc.                          161,087   1,929,822
*     Electronics for Imaging, Inc.                                199,356   6,839,904
#*    Emcore Corp.                                                  45,352     241,726
*     Emulex Corp.                                                 264,198   1,989,411
*     Entegris, Inc.                                                13,846     143,306
#*    Entropic Communications, Inc.                                 81,262     347,801
      EPIQ Systems, Inc.                                           141,149   2,111,589
      ePlus, Inc.                                                   41,062   2,232,130
*     Euronet Worldwide, Inc.                                       82,212   3,568,001
*     Exar Corp.                                                   225,343   2,598,205
*     Extreme Networks                                             346,305   1,856,195

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Fabrinet                                                      15,395 $   257,712
#*  Fairchild Semiconductor International, Inc.                  375,794   4,761,310
*   Finisar Corp.                                                 27,316     628,541
#*  First Solar, Inc.                                            198,983  10,002,875
*   FormFactor, Inc.                                             122,753     640,771
    Frequency Electronics, Inc.                                   28,958     321,723
#*  GigOptix, Inc.                                                 9,792      13,709
*   Global Cash Access Holdings, Inc.                             13,886     115,254
*   Globecomm Systems, Inc.                                      115,445   1,619,693
*   GSE Systems, Inc.                                             56,149      95,453
*   GSI Group, Inc.                                               25,395     253,442
*   GSI Technology, Inc.                                         103,525     726,746
    Hackett Group, Inc. (The)                                    218,481   1,555,585
*   Harmonic, Inc.                                               290,014   2,120,002
*   Hutchinson Technology, Inc.                                   74,698     277,877
    IAC/InterActiveCorp                                          161,827   8,639,944
*   ID Systems, Inc.                                              60,584     315,037
*   Identive Group, Inc.                                         107,678      68,903
*   IEC Electronics Corp.                                          4,201      18,064
#*  iGO, Inc.                                                        460       1,348
*   Ikanos Communications, Inc.                                   13,661      17,896
*   Imation Corp.                                                116,292     540,758
*   Ingram Micro, Inc. Class A                                   553,452  12,823,483
*   Innodata, Inc.                                                   600       1,440
*   Inphi Corp.                                                    3,069      45,237
*   Insight Enterprises, Inc.                                    137,062   2,887,896
*   Integrated Device Technology, Inc.                           409,921   4,361,559
*   Integrated Silicon Solution, Inc.                            139,849   1,507,572
#*  Internap Network Services Corp.                              258,860   1,881,912
#*  International Rectifier Corp.                                211,303   5,502,330
*   Interphase Corp.                                              36,892     150,150
    Intersil Corp. Class A                                       447,084   4,989,457
*   Intevac, Inc.                                                114,179     582,313
*   IntraLinks Holdings, Inc.                                     51,544     535,542
*   IntriCon Corp.                                                13,375      59,251
#*  Itron, Inc.                                                    4,340     185,188
    IXYS Corp.                                                   108,516   1,262,041
*   Kemet Corp.                                                   85,566     485,159
*   Key Tronic Corp.                                              57,334     622,074
*   Kopin Corp.                                                  237,250     870,708
*   Kulicke & Soffa Industries, Inc.                             170,653   2,201,424
*   KVH Industries, Inc.                                          88,639   1,217,900
*   Lattice Semiconductor Corp.                                  311,711   1,599,077
    Lexmark International, Inc. Class A                          144,990   5,154,395
*   LGL Group, Inc. (The)                                          9,533      56,626
*   Limelight Networks, Inc.                                     179,797     345,210
*   LoJack Corp.                                                   5,481      24,007
*   LTX-Credence Corp.                                            71,028     435,402
#   ManTech International Corp. Class A                           73,769   2,061,106
    Marchex, Inc. Class B                                         93,738     836,143
    Marvell Technology Group, Ltd.                               728,482   8,741,784
*   Mattson Technology, Inc.                                      39,855     117,971

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   MaxLinear, Inc. Class A                                        1,934 $   16,748
#*  Maxwell Technologies, Inc.                                     7,347     55,103
*   Measurement Specialties, Inc.                                 47,749  2,661,052
    Mentor Graphics Corp.                                        147,970  3,267,178
#*  Mercury Systems, Inc.                                         91,672    845,216
    Methode Electronics, Inc.                                    178,393  4,563,293
*   Microsemi Corp.                                               10,800    271,404
    MKS Instruments, Inc.                                        157,613  4,671,649
*   ModusLink Global Solutions, Inc.                             205,727    847,595
#*  Monster Worldwide, Inc.                                       97,544    421,390
#*  MoSys, Inc.                                                   31,030    136,532
*   Multi-Fineline Electronix, Inc.                               18,431    247,160
#*  Nanometrics, Inc.                                             26,418    490,846
*   NAPCO Security Technologies, Inc.                             21,296    119,684
#*  NeoPhotonics Corp.                                             6,053     42,916
#*  NETGEAR, Inc.                                                  7,063    203,132
*   Newport Corp.                                                156,673  2,486,401
*   Novatel Wireless, Inc.                                        98,316    301,339
#*  Numerex Corp. Class A                                            231      2,728
#*  Oclaro, Inc.                                                 176,592    360,248
*   Official Payments Holdings, Inc.                             192,013  1,601,388
*   OmniVision Technologies, Inc.                                262,229  3,673,828
*   Oplink Communications, Inc.                                  101,264  1,848,068
    Optical Cable Corp.                                           59,643    237,976
*   OSI Systems, Inc.                                             33,655  2,451,430
*   PAR Technology Corp.                                          72,352    402,277
    PC Connection, Inc.                                          232,056  4,638,799
    PC-Tel, Inc.                                                 102,769    946,503
*   PCM, Inc.                                                    112,274  1,181,123
    Perceptron, Inc.                                              78,740  1,101,573
*   Perficient, Inc.                                              50,735    917,796
*   Performance Technologies, Inc.                                67,536    209,362
*   Pericom Semiconductor Corp.                                  212,474  1,716,790
#*  Photronics, Inc.                                             281,440  2,364,096
*   Planar Systems, Inc.                                          52,408    109,533
*   Plexus Corp.                                                  18,926    724,487
#*  PLX Technology, Inc.                                          41,306    249,488
*   PMC--Sierra, Inc.                                            375,880  2,206,416
#*  Polycom, Inc.                                                199,425  2,074,020
#*  Procera Networks, Inc.                                         5,800     82,070
    QAD, Inc. Class B                                                465      5,859
*   QLogic Corp.                                                  82,101  1,013,947
*   Qualstar Corp.                                               101,200    132,572
*   QuinStreet, Inc.                                               8,485     75,432
*   Qumu Corp.                                                    17,458    261,521
*   Radisys Corp.                                                 98,501    297,473
*   RealNetworks, Inc.                                           164,209  1,259,483
*   Reis, Inc.                                                    48,098    865,283
    RF Industries, Ltd.                                           21,697    199,395
    Richardson Electronics, Ltd.                                  77,225    889,632
*   Rofin-Sinar Technologies, Inc.                                14,617    383,696
*   Rosetta Stone, Inc.                                            7,645    116,051

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Rovi Corp.                                                    36,170 $   606,209
#*  Rubicon Technology, Inc.                                      18,192     156,451
#*  Rudolph Technologies, Inc.                                   163,454   1,732,612
*   Sanmina Corp.                                                254,031   3,698,691
*   ScanSource, Inc.                                              17,331     666,550
*   Seachange International, Inc.                                223,184   3,166,981
*   Selectica, Inc.                                                1,891      12,821
*   ShoreTel, Inc.                                                37,239     296,050
*   Sigma Designs, Inc.                                          150,703     819,824
#*  Silicon Graphics International Corp.                             504       6,436
*   Silicon Image, Inc.                                          115,638     607,100
#*  Smith Micro Software, Inc.                                     7,100       5,751
*   SMTC Corp.                                                    15,394      30,018
#*  Sonus Networks, Inc.                                         333,130     999,390
*   Spansion, Inc. Class A                                        21,257     254,446
#*  Speed Commerce, Inc.                                             300       1,101
*   SS&C Technologies Holdings, Inc.                               2,900     113,970
*   StarTek, Inc.                                                 84,732     530,422
#*  SunEdison, Inc.                                              247,961   2,306,037
#*  SunPower Corp.                                               185,231   5,592,124
*   Super Micro Computer, Inc.                                    13,936     193,989
    Supertex, Inc.                                                18,800     479,588
*   support.com, Inc.                                            192,020     856,409
*   Sykes Enterprises, Inc.                                       84,883   1,589,010
*   Symmetricom, Inc.                                            266,953   1,914,053
*   SYNNEX Corp.                                                 188,595  11,560,874
*   Tech Data Corp.                                              162,918   8,481,511
*   TeleCommunication Systems, Inc. Class A                      206,983     471,921
*   Telenav, Inc.                                                 12,727      92,271
    Tellabs, Inc.                                                382,981     934,474
#*  Teradyne, Inc.                                                55,200     965,448
#   Tessco Technologies, Inc.                                     37,440   1,326,499
    Tessera Technologies, Inc.                                   138,192   2,628,412
*   TheStreet, Inc.                                              179,756     422,427
*   TriQuint Semiconductor, Inc.                                 632,953   5,019,317
*   Trulia, Inc.                                                   9,993     399,420
    TSR, Inc.                                                      4,582      15,533
*   TTM Technologies, Inc.                                       326,719   2,858,791
*   Ultra Clean Holdings                                          15,089     140,479
    United Online, Inc.                                          497,606   4,299,316
*   UTStarcom Holdings Corp.                                      39,544     110,723
#*  Veeco Instruments, Inc.                                        6,045     176,575
#*  Viasystems Group, Inc.                                        61,551     923,265
*   Vicon Industries, Inc.                                        36,465     107,572
*   Video Display Corp.                                           10,671      38,629
*   Virtusa Corp.                                                319,624   9,933,914
#*  Vishay Intertechnology, Inc.                                 479,006   5,877,404
*   Vishay Precision Group, Inc.                                  40,885     670,514
    Wayside Technology Group, Inc.                                   518       6,786
#*  Web.com Group, Inc.                                            4,664     125,695
#*  Westell Technologies, Inc. Class A                            60,930     218,739
*   XO Group, Inc.                                                37,192     516,225

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Information Technology -- (Continued)
    Xyratex, Ltd.                                                 77,389 $    769,247
#*  Zygo Corp.                                                    73,990    1,142,406
                                                                         ------------
Total Information Technology                                              414,946,503
                                                                         ------------
Materials -- (7.5%)
    A Schulman, Inc.                                             174,907    5,792,920
*   AEP Industries, Inc.                                             128        7,606
#*  AM Castle & Co.                                              129,401    1,851,728
*   American Biltrite, Inc.                                           43       17,420
*   American Pacific Corp.                                        38,017    1,730,534
    Ashland, Inc.                                                159,881   14,796,987
    Axiall Corp.                                                  74,378    2,892,560
    Cabot Corp.                                                   62,826    2,928,320
*   Century Aluminum Co.                                         414,244    3,595,638
#   Chase Corp.                                                   18,375      556,027
*   Chemtura Corp.                                                72,421    1,774,314
#   Cliffs Natural Resources, Inc.                               111,711    2,868,738
*   Coeur Mining Inc                                             272,130    3,322,707
    Commercial Metals Co.                                        404,659    7,429,539
*   Continental Materials Corp.                                    1,419       24,818
*   Core Molding Technologies, Inc.                               23,022      248,638
#   Cytec Industries, Inc.                                        42,183    3,504,985
    Domtar Corp.                                                 123,167   10,433,477
*   Ferro Corp.                                                   83,666    1,073,435
    Friedman Industries, Inc.                                     53,141      527,159
    FutureFuel Corp.                                              19,577      340,836
#*  General Moly, Inc.                                            11,448       18,775
#*  Golden Minerals Co.                                           10,005        7,704
*   Graphic Packaging Holding Co.                                611,140    5,133,576
    Haynes International, Inc.                                    18,879    1,017,578
    HB Fuller Co.                                                  5,681      271,949
#*  Headwaters, Inc.                                             269,412    2,351,967
#   Hecla Mining Co.                                             122,361      381,766
#*  Horsehead Holding Corp.                                      182,199    2,643,707
    Huntsman Corp.                                               346,468    8,044,987
    Innospec, Inc.                                                 5,113      235,505
#   Kaiser Aluminum Corp.                                         92,915    6,267,117
    KapStone Paper and Packaging Corp.                           189,352    9,838,730
#   KMG Chemicals, Inc.                                            7,287      145,594
*   Kraton Performance Polymers, Inc.                                250        5,318
*   Landec Corp.                                                 128,844    1,508,763
*   Louisiana-Pacific Corp.                                      670,853   11,411,210
    Materion Corp.                                                88,993    2,652,881
#*  McEwen Mining, Inc.                                          141,800      303,452
    MeadWestvaco Corp.                                           386,074   13,454,679
*   Mercer International, Inc.                                   186,841    1,494,728
    Minerals Technologies, Inc.                                  106,056    6,005,951
#   Myers Industries, Inc.                                       180,201    3,211,182
    Neenah Paper, Inc.                                            52,936    2,177,787
    Noranda Aluminum Holding Corp.                                 1,300        3,536
*   Northern Technologies International Corp.                     20,514      348,943
#   Olin Corp.                                                     1,863       41,936

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE+
                                                                   ------- ------------
Materials -- (Continued)
      Olympic Steel, Inc.                                           76,274 $  2,087,619
#*    OM Group, Inc.                                               173,900    5,912,600
*     OMNOVA Solutions, Inc.                                        21,629      188,172
*     Penford Corp.                                                 60,138      817,877
      PH Glatfelter Co.                                            220,312    5,772,174
      PolyOne Corp.                                                237,288    7,189,826
      Quaker Chemical Corp.                                         43,560    3,306,640
      Reliance Steel & Aluminum Co.                                200,657   14,706,152
*     Resolute Forest Products, Inc.                                 1,584       25,328
      Rock Tenn Co. Class A                                        149,967   16,047,969
#*    RTI International Metals, Inc.                               150,458    5,100,526
#     Schnitzer Steel Industries, Inc. Class A                      90,669    2,633,028
      Sealed Air Corp.                                              32,648      985,317
      Steel Dynamics, Inc.                                         192,001    3,450,258
*     Stillwater Mining Co.                                         66,485      725,351
*     SunCoke Energy, Inc.                                         146,230    2,924,600
      Synalloy Corp.                                                27,564      443,505
#*    Texas Industries, Inc.                                        86,140    4,625,718
      Tredegar Corp.                                               169,916    4,964,946
*     United States Lime & Minerals, Inc.                            2,511      139,511
#     United States Steel Corp.                                    168,103    4,184,084
#*    Universal Stainless & Alloy Products, Inc.                    44,949    1,452,752
#     Vulcan Materials Co.                                         167,005    8,943,118
#     Wausau Paper Corp.                                           167,245    1,956,766
      Westlake Chemical Corp.                                      119,228   12,807,472
      Worthington Industries, Inc.                                 168,664    6,837,639
      Zep, Inc.                                                      2,658       52,868
*     Zoltek Cos., Inc.                                            155,775    2,601,442
                                                                           ------------
Total Materials                                                             265,580,965
                                                                           ------------
Other -- (0.0%)
(d)*  Allen Organ Co. Escrow Shares                                    400           --
(d)*  Gerber Scientific, Inc. Escrow Shares                        182,700           --
(d)*  Petrocorp, Inc. Escrow Shares                                  4,900          294
(d)*  Price Communications Liquidation Trust                       262,880           --
                                                                           ------------
Total Other                                                                         294
                                                                           ------------
Telecommunication Services -- (0.6%)
      Alteva                                                        12,429       95,082
      Atlantic Tele-Network, Inc.                                    5,482      303,813
*     Cbeyond, Inc.                                                 28,072      180,784
#     Frontier Communications Corp.                                351,066    1,548,201
*     General Communication, Inc. Class A                          156,234    1,485,785
#*    Hawaiian Telcom Holdco, Inc.                                   2,080       55,286
#     HickoryTech Corp.                                             43,317      579,582
      IDT Corp. Class B                                             19,608      429,219
      Inteliquent, Inc.                                             83,474    1,072,641
#*    Iridium Communications, Inc.                                 145,080      874,832
*     Leap Wireless International, Inc.                            106,992    1,722,571
#*    ORBCOMM, Inc.                                                 99,720      601,312
*     Premiere Global Services, Inc.                                71,808      646,990
      PTGi Holding, Inc.                                            15,347       54,021

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                     SHARES        VALUE+
                                                                    ---------- --------------
Telecommunication Services -- (Continued)
       Shenandoah Telecommunications Co.                                 2,400 $       66,552
*      Straight Path Communications, Inc. Class B                        9,804         53,530
       T-Mobile US, Inc.                                                22,346        619,655
       Telephone & Data Systems, Inc.                                  274,975      8,573,721
       United States Cellular Corp.                                     48,815      2,362,646
       USA Mobility, Inc.                                               41,133        613,704
*      Vonage Holdings Corp.                                            28,480        106,230
                                                                               --------------
Total Telecommunication Services                                                   22,046,157
                                                                               --------------
Utilities -- (0.3%)
#      Consolidated Water Co., Ltd.                                     18,193        273,623
*      Dynegy, Inc.                                                      2,635         51,198
*      Genie Energy, Ltd. Class B                                       59,779        617,517
       NRG Energy, Inc.                                                125,664      3,585,194
#      Ormat Technologies, Inc.                                         35,756        932,159
       SJW Corp.                                                        41,552      1,173,013
#*     Synthesis Energy Systems, Inc.                                   39,547         26,180
#      UGI Corp.                                                       115,542      4,779,972
                                                                               --------------
Total Utilities                                                                    11,438,856
                                                                               --------------
TOTAL COMMON STOCKS                                                             3,183,386,276
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
(d)*   CVR Energy, Inc. Contingent Value Rights                        315,268             --
(d)*   LGL Group Inc (The) Warrants 08/06/18                            47,665          4,767
(d)*   Magnum Hunter Resources Corp. Warrants 04/15/16                   3,960             --
(d)#*  PhotoMedex, Inc. Contingent Value Warrants 12/13/14                 126             --
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                   4,767
                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
       State Street Institutional Liquid Reserves, 0.073%           19,718,182     19,718,182
                                                                               --------------
                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)
                                                                    ----------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@   DFA Short Term Investment Fund                               30,594,546    353,978,897
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,244,219,974)                            $3,557,088,122
                                                                               ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE+
                                                                 ------- ----------
COMMON STOCKS -- (83.5%)
Consumer Discretionary -- (14.4%)
*   1-800-Flowers.com, Inc. Class A                               68,093 $  369,745
    Aaron's, Inc.                                                 24,212    686,894
#*  Aeropostale, Inc.                                              4,700     43,663
*   AFC Enterprises, Inc.                                         45,337  2,021,123
    AH Belo Corp. Class A                                         46,600    374,664
*   ALCO Stores, Inc.                                              1,500     16,530
    Ambassadors Group, Inc.                                       28,647    105,707
    Amcon Distributing Co.                                           300     24,150
#*  America's Car-Mart, Inc.                                      25,524  1,167,468
*   American Axle & Manufacturing Holdings, Inc.                  23,824    443,365
#*  American Public Education, Inc.                               21,813    873,174
*   ANN, Inc.                                                     51,700  1,828,112
    Arctic Cat, Inc.                                              28,530  1,494,972
    Ark Restaurants Corp.                                          5,609    118,911
*   Asbury Automotive Group, Inc.                                 46,541  2,236,295
*   Ascena Retail Group, Inc.                                     52,390  1,036,798
#*  Ascent Capital Group, Inc. Class A                            17,613  1,486,889
*   Ballantyne Strong, Inc.                                       38,851    193,866
#*  Bally Technologies, Inc.                                      20,129  1,472,235
#*  Barnes & Noble, Inc.                                          83,815  1,184,306
    Bassett Furniture Industries, Inc.                            26,661    373,254
    Beasley Broadcasting Group, Inc. Class A                      20,332    176,278
#*  Beazer Homes USA, Inc.                                        35,040    636,677
#   bebe stores, Inc.                                            163,356    985,037
    Belo Corp. Class A                                            86,357  1,185,682
    Big 5 Sporting Goods Corp.                                    59,513  1,125,391
*   Big Lots, Inc.                                                   350     12,726
*   Biglari Holdings, Inc.                                         3,432  1,496,421
#*  BJ's Restaurants, Inc.                                        36,853    997,242
#*  Blue Nile, Inc.                                               15,334    629,767
#   Blyth, Inc.                                                   24,800    342,488
    Bob Evans Farms, Inc.                                         44,644  2,548,726
*   Body Central Corp.                                            12,788     71,613
#   Bon-Ton Stores, Inc. (The)                                    33,773    386,701
#*  Books-A-Million, Inc.                                         28,867     72,456
#   Bowl America, Inc. Class A                                     1,400     20,125
*   Boyd Gaming Corp.                                             69,502    733,941
*   Bravo Brio Restaurant Group, Inc.                             31,583    471,534
#*  Bridgepoint Education, Inc.                                   36,067    706,913
    Brown Shoe Co., Inc.                                          82,638  1,854,397
    Brunswick Corp.                                               30,204  1,363,107
#   Buckle, Inc. (The)                                            31,524  1,542,785
#*  Buffalo Wild Wings, Inc.                                      19,661  2,803,265
*   Build-A-Bear Workshop, Inc.                                   39,037    306,831
#*  Cabela's, Inc.                                                79,425  4,711,491
*   Cache, Inc.                                                   38,804    233,988
#*  Caesars Entertainment Corp.                                    4,060     70,725
    Callaway Golf Co.                                            182,682  1,540,009
*   Cambium Learning Group, Inc.                                  47,089     68,750
    Canterbury Park Holding Corp.                                  7,639     86,397
#*  Capella Education Co.                                         18,731  1,141,093

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Career Education Corp.                                        29,555 $  161,961
*   Carmike Cinemas, Inc.                                         35,552    813,785
    Carriage Services, Inc.                                       46,003    924,200
#*  Carrols Restaurant Group, Inc.                                61,109    354,432
#   Carter's, Inc.                                                18,259  1,262,610
    Cato Corp. (The) Class A                                      35,553  1,065,523
#*  Cavco Industries, Inc.                                        15,402    902,095
    CEC Entertainment, Inc.                                       22,208  1,029,341
#*  Central European Media Enterprises, Ltd. Class A               4,357     13,376
#*  Charles & Colvard, Ltd.                                       14,906     79,151
#   Cheesecake Factory, Inc. (The)                                55,611  2,627,620
    Cherokee, Inc.                                                16,547    227,025
*   Children's Place Retail Stores, Inc. (The)                    29,165  1,592,117
#   Choice Hotels International, Inc.                             37,271  1,736,456
*   Christopher & Banks Corp.                                     37,262    215,002
    Churchill Downs, Inc.                                         21,185  1,820,003
*   Citi Trends, Inc.                                             25,734    377,775
*   Cobra Electronics Corp.                                        2,099      6,108
#*  Coldwater Creek, Inc.                                         15,314     15,314
#   Collectors Universe                                           20,036    333,599
    Columbia Sportswear Co.                                        8,512    569,197
#*  Conn's, Inc.                                                  78,720  4,757,837
#   Cooper Tire & Rubber Co.                                      59,616  1,550,612
    Core-Mark Holding Co., Inc.                                   28,897  2,043,885
#*  Corinthian Colleges, Inc.                                    195,882    419,187
    Cracker Barrel Old Country Store, Inc.                        24,607  2,703,571
*   Crocs, Inc.                                                   92,600  1,127,868
*   Crown Media Holdings, Inc. Class A                            86,408    286,875
    CSS Industries, Inc.                                          20,525    531,392
    CTC Media, Inc.                                               34,345    434,121
    Culp, Inc.                                                    35,956    695,749
#*  Cumulus Media, Inc. Class A                                  105,929    633,455
#   Dana Holding Corp.                                               100      1,960
#*  Deckers Outdoor Corp.                                         18,685  1,286,089
#*  dELiA*s, Inc.                                                 21,097     29,114
*   Delta Apparel, Inc.                                            5,459    103,175
    Destination Maternity Corp.                                   31,369    979,968
*   Destination XL Group, Inc.                                   114,725    797,339
#   DeVry, Inc.                                                   36,485  1,309,811
#*  Digital Generation, Inc.                                      62,982    796,722
    Dillard's, Inc. Class A                                       38,027  3,117,453
    DineEquity, Inc.                                              22,844  1,874,807
*   Dixie Group, Inc. (The)                                       15,145    190,827
    Domino's Pizza, Inc.                                          54,821  3,676,296
    Dorman Products, Inc.                                         58,084  2,823,463
#   Dover Downs Gaming & Entertainment, Inc.                      19,418     29,321
    Dover Motorsports, Inc.                                       27,257     64,327
#*  DreamWorks Animation SKG, Inc. Class A                        53,132  1,819,240
    Drew Industries, Inc.                                         44,007  2,211,792
#   DSW, Inc. Class A                                             34,823  3,052,932
    Educational Development Corp.                                  2,842      8,128
    Einstein Noah Restaurant Group, Inc.                          30,560    545,190

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Emerson Radio Corp.                                           37,654 $   71,919
*   Emmis Communications Corp. Class A                             4,700     11,703
#*  Entercom Communications Corp. Class A                         40,881    358,526
*   Entertainment Gaming Asia, Inc.                                3,555      5,475
    Entravision Communications Corp. Class A                     153,830  1,036,814
    Escalade, Inc.                                                10,576     93,280
    Ethan Allen Interiors, Inc.                                   39,716  1,058,034
*   EW Scripps Co. Class A                                       100,095  1,983,883
*   Express, Inc.                                                 41,522    963,726
#*  FAB Universal Corp.                                           15,344     96,207
*   Famous Dave's Of America, Inc.                                19,657    354,809
*   Federal-Mogul Corp.                                           13,918    285,180
*   Fiesta Restaurant Group, Inc.                                 47,558  2,015,984
*   Fifth & Pacific Cos., Inc.                                    58,753  1,556,367
    Finish Line, Inc. (The) Class A                               96,347  2,412,529
*   Flanigan's Enterprises, Inc.                                   1,877     20,797
#   Flexsteel Industries, Inc.                                     4,929    135,350
    Fred's, Inc. Class A                                          90,082  1,459,328
    Frisch's Restaurants, Inc.                                     5,471    131,687
*   Fuel Systems Solutions, Inc.                                  36,926    663,191
*   Full House Resorts, Inc.                                      43,994    120,984
#*  G-III Apparel Group, Ltd.                                     41,439  2,350,420
*   Gaiam, Inc. Class A                                           34,103    213,826
    Gaming Partners International Corp.                           20,256    168,125
#*  Geeknet, Inc.                                                  7,936    152,212
#*  Genesco, Inc.                                                 36,236  2,468,034
*   Gentherm, Inc.                                                60,898  1,421,968
    Gordmans Stores, Inc.                                         17,190    170,181
#*  Grand Canyon Education, Inc.                                  35,116  1,659,933
#*  Gray Television, Inc.                                        134,064  1,132,841
*   Gray Television, Inc. Class A                                    912      7,041
    Group 1 Automotive, Inc.                                      40,048  2,563,072
#   Guess?, Inc.                                                  31,631    988,469
*   Hallwood Group, Inc. (The)                                     1,645     15,718
    Harte-Hanks, Inc.                                             91,031    725,517
    Hastings Entertainment, Inc.                                   4,292      8,842
    Haverty Furniture Cos., Inc.                                  45,361  1,261,489
    Haverty Furniture Cos., Inc. Class A                             457     12,796
*   Helen of Troy, Ltd.                                           45,519  2,126,648
*   hhgregg, Inc.                                                 62,878    975,238
#*  Hibbett Sports, Inc.                                          24,729  1,442,443
    Hillenbrand, Inc.                                             39,477  1,114,041
*   Hollywood Media Corp.                                         26,966     50,426
    Hooker Furniture Corp.                                        25,088    396,390
    HSN, Inc.                                                      3,000    157,200
#*  Iconix Brand Group, Inc.                                     102,033  3,682,371
#   International Speedway Corp. Class A                          43,183  1,412,516
#   Interval Leisure Group, Inc.                                  48,477  1,176,537
#*  iRobot Corp.                                                  17,098    579,109
*   Isle of Capri Casinos, Inc.                                   62,507    506,932
#*  ITT Educational Services, Inc.                                 8,500    341,020
*   Jack in the Box, Inc.                                         42,100  1,712,628

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#   JAKKS Pacific, Inc.                                           36,577 $  235,556
    Johnson Outdoors, Inc. Class A                                16,903    463,649
    Jones Group, Inc. (The)                                      138,561  2,153,238
#*  Jos A Bank Clothiers, Inc.                                    37,838  1,815,467
*   Journal Communications, Inc. Class A                         106,741    891,287
*   K12, Inc.                                                     25,901    473,470
#   KB Home                                                       41,700    707,649
*   Kid Brands, Inc.                                              34,149     47,638
*   Kirkland's, Inc.                                              46,173    819,571
*   Kona Grill, Inc.                                              11,087    152,225
    Koss Corp.                                                     8,015     40,075
*   Krispy Kreme Doughnuts, Inc.                                 137,728  3,341,281
    La-Z-Boy, Inc.                                               116,492  2,688,635
*   Lakeland Industries, Inc.                                     10,138     55,049
#*  LeapFrog Enterprises, Inc.                                   101,530    869,097
*   Learning Tree International, Inc.                             29,551     84,811
#*  Lee Enterprises, Inc.                                         38,034    104,594
*   Libbey, Inc.                                                  36,929    788,434
#*  Life Time Fitness, Inc.                                       42,231  1,918,132
    Lifetime Brands, Inc.                                         27,425    429,476
*   LIN Media LLC Class A                                         80,193  1,970,342
    Lincoln Educational Services Corp.                            34,135    163,165
    Lithia Motors, Inc. Class A                                   51,735  3,251,545
*   Live Nation Entertainment, Inc.                              101,740  1,977,826
    Loral Space & Communications, Inc.                            16,665  1,189,381
*   Luby's, Inc.                                                  65,770    503,798
#*  Lumber Liquidators Holdings, Inc.                             29,224  3,337,089
#*  M/I Homes, Inc.                                               51,682  1,057,931
    Mac-Gray Corp.                                                32,445    683,941
*   Madison Square Garden Co. (The) Class A                       22,099  1,337,431
    Marcus Corp.                                                  41,404    594,561
    Marine Products Corp.                                         57,093    534,961
*   MarineMax, Inc.                                               55,692    820,343
*   Marriott Vacations Worldwide Corp.                            20,623  1,032,800
*   Martha Stewart Living Omnimedia Class A                       71,778    183,752
    Matthews International Corp. Class A                          26,947  1,094,048
#*  McClatchy Co. (The) Class A                                   91,268    257,376
    MDC Holdings, Inc.                                            40,167  1,172,475
#*  Media General, Inc. Class A                                   45,073    657,164
    Men's Wearhouse, Inc. (The)                                   68,501  2,897,592
#   Meredith Corp.                                                33,176  1,701,929
*   Meritage Homes Corp.                                          43,549  1,976,689
*   Modine Manufacturing Co.                                      81,140  1,080,785
*   Monarch Casino & Resort, Inc.                                 36,981    625,349
#   Monro Muffler Brake, Inc.                                     32,229  1,482,534
*   Motorcar Parts of America, Inc.                               29,542    404,135
    Movado Group, Inc.                                            45,116  2,103,759
*   MTR Gaming Group, Inc.                                        15,246     79,279
*   Multimedia Games Holding Co., Inc.                            35,732  1,161,647
    NACCO Industries, Inc. Class A                                14,900    848,853
#*  Nathan's Famous, Inc.                                         14,980    768,774
    National CineMedia, Inc.                                      65,980  1,155,970

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
#*  Nautilus, Inc.                                                79,994 $  636,752
*   New York & Co., Inc.                                         135,161    692,024
#   New York Times Co. (The) Class A                             140,200  1,938,966
#   Nexstar Broadcasting Group, Inc. Class A                      33,220  1,474,636
*   Nobility Homes, Inc.                                           6,093     56,360
#   Nutrisystem, Inc.                                             45,969    864,217
*   Office Depot, Inc.                                           174,163    973,571
    OfficeMax, Inc.                                              100,418  1,504,262
*   Orbitz Worldwide, Inc.                                       114,587  1,058,784
*   Orient-Express Hotels, Ltd. Class A                          127,967  1,703,241
#*  Outerwall, Inc.                                               10,200    662,796
*   Overstock.com, Inc.                                           33,211    778,134
#   Oxford Industries, Inc.                                       25,494  1,829,704
#*  Pacific Sunwear of California, Inc.                          109,976    295,835
    Papa John's International, Inc.                               22,920  1,734,356
    Penske Automotive Group, Inc.                                 41,933  1,661,385
*   Pep Boys-Manny Moe & Jack (The)                              113,558  1,469,441
#*  Perfumania Holdings, Inc.                                      9,679     45,007
    Perry Ellis International, Inc.                               40,417    768,327
#   PetMed Express, Inc.                                          50,778    753,546
    Pier 1 Imports, Inc.                                         103,627  2,163,732
#*  Pinnacle Entertainment, Inc.                                  72,817  1,703,918
#   Pool Corp.                                                    38,044  2,068,833
#*  Quiksilver, Inc.                                             284,302  2,365,393
#*  RadioShack Corp.                                              79,625    223,746
*   Reading International, Inc. Class B                            2,340     19,621
*   Red Lion Hotels Corp.                                         42,183    253,942
*   Red Robin Gourmet Burgers, Inc.                               31,187  2,375,826
#   Regal Entertainment Group Class A                             36,762    698,846
    Regis Corp.                                                   77,811  1,128,259
#   Rent-A-Center, Inc.                                           77,210  2,643,670
#*  Rentrak Corp.                                                 22,753    853,010
    RG Barry Corp.                                                29,993    572,266
#*  Rick's Cabaret International, Inc.                            23,683    267,381
    Rocky Brands, Inc.                                            17,635    267,347
*   Ruby Tuesday, Inc.                                           136,048    806,765
    Ruth's Hospitality Group, Inc.                                90,958  1,108,778
#   Ryland Group, Inc. (The)                                      43,387  1,744,157
    Saga Communications, Inc. Class A                             15,886    756,332
#*  Saks, Inc.                                                   221,647  3,544,136
    Salem Communications Corp. Class A                             7,225     59,679
#   Scholastic Corp.                                              32,401    929,585
*   Scientific Games Corp. Class A                                88,145  1,611,291
#*  Select Comfort Corp.                                          89,608  1,641,619
*   SHFL Entertainment, Inc.                                     106,478  2,468,160
    Shiloh Industries, Inc.                                       48,090    789,638
    Shoe Carnival, Inc.                                           48,652  1,264,465
#*  Shutterfly, Inc.                                              44,735  2,198,278
#   Sinclair Broadcast Group, Inc. Class A                        60,450  1,938,027
*   Skechers U.S.A., Inc. Class A                                 52,918  1,542,031
#*  Skullcandy, Inc.                                              22,472    141,124
#*  Skyline Corp.                                                 11,206     48,970

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
    Sonic Automotive, Inc. Class A                                37,197 $  828,749
*   Sonic Corp.                                                   84,128  1,623,670
#   Sotheby's                                                     25,482  1,322,516
*   Spanish Broadcasting System, Inc. Class A                      4,462     17,670
    Spartan Motors, Inc.                                          73,920    501,917
    Speedway Motorsports, Inc.                                    46,260    844,708
*   Sport Chalet, Inc. Class A                                    13,582     15,619
#   Stage Stores, Inc.                                            44,376    916,364
#   Standard Motor Products, Inc.                                 51,864  1,875,402
#*  Standard Pacific Corp.                                       189,748  1,504,702
*   Stanley Furniture Co., Inc.                                   23,297     90,625
*   Starz Class A                                                 89,401  2,695,440
    Stein Mart, Inc.                                              89,200  1,317,484
*   Steiner Leisure, Ltd.                                         15,336    859,123
*   Steven Madden, Ltd.                                           82,515  3,026,650
    Stewart Enterprises, Inc. Class A                            121,212  1,601,211
*   Stoneridge, Inc.                                              71,086    907,057
#   Strattec Security Corp.                                        5,703    231,086
#   Sturm Ruger & Co., Inc.                                       31,391  2,053,285
    Superior Industries International, Inc.                       56,458  1,058,587
    Superior Uniform Group, Inc.                                   9,036    136,444
    Systemax, Inc.                                                69,101    656,459
#*  Tandy Leather Factory, Inc.                                   22,365    185,630
#*  Tempur Sealy International, Inc.                              16,600    636,610
*   Tenneco, Inc.                                                 41,414  2,197,841
    Texas Roadhouse, Inc.                                         73,400  2,012,628
    Thor Industries, Inc.                                         50,891  2,952,187
#*  Tile Shop Holdings, Inc.                                       4,897    109,350
*   Tower International, Inc.                                      8,017    170,121
    Town Sports International Holdings, Inc.                      57,540    743,417
    Trans World Entertainment Corp.                                9,128     39,524
#*  Tuesday Morning Corp.                                         62,219    880,399
*   Unifi, Inc.                                                   37,068    904,089
*   Universal Electronics, Inc.                                   27,080  1,053,683
    Universal Technical Institute, Inc.                           48,808    648,658
#*  UQM Technologies, Inc.                                        43,051     66,729
*   US Auto Parts Network, Inc.                                   51,221     91,173
    Vail Resorts, Inc.                                            33,000  2,324,850
#   Valassis Communications, Inc.                                 71,346  1,952,027
#   Value Line, Inc.                                               4,536     42,321
*   Valuevision Media, Inc. Class A                               82,953    442,969
#*  Vitacost.com, Inc.                                             9,808     77,581
*   Vitamin Shoppe, Inc.                                          28,566  1,340,031
#*  VOXX International Corp.                                      57,427    890,693
*   Wells-Gardner Electronics Corp.                               26,612     44,708
#   Wendy's Co. (The)                                            314,539  2,733,344
*   West Marine, Inc.                                             52,591    642,136
*   Wet Seal, Inc. (The) Class A                                 204,563    677,104
    Weyco Group, Inc.                                             12,523    359,786
#   Winmark Corp.                                                  8,419    616,355
*   Winnebago Industries, Inc.                                    44,846  1,330,132
#   Wolverine World Wide, Inc.                                    29,253  1,689,068

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
#   World Wrestling Entertainment, Inc. Class A                   14,555 $    188,487
#*  Zagg, Inc.                                                    36,131      171,261
*   Zale Corp.                                                    94,214    1,472,565
#*  Zumiez, Inc.                                                  33,787    1,001,447
                                                                         ------------
Total Consumer Discretionary                                              319,794,028
                                                                         ------------
Consumer Staples -- (3.7%)
    Alico, Inc.                                                   13,589      543,016
*   Alliance One International, Inc.                             173,375      514,924
    Andersons, Inc. (The)                                         21,923    1,626,248
#   Arden Group, Inc. Class A                                        692       89,960
#   B&G Foods, Inc.                                               65,317    2,210,980
#*  Boston Beer Co., Inc. (The) Class A                            8,600    1,974,474
#*  Boulder Brands, Inc.                                         133,867    2,194,080
    Bridgford Foods Corp.                                          6,838       68,995
    Cal-Maine Foods, Inc.                                         25,764    1,307,008
    Calavo Growers, Inc.                                          27,927      829,153
#   CCA Industries, Inc.                                          12,833       39,654
*   Central Garden and Pet Co.                                    27,336      207,480
*   Central Garden and Pet Co. Class A                            75,319      554,348
*   Chefs' Warehouse, Inc. (The)                                   5,916      141,747
#*  Chiquita Brands International, Inc.                          108,338    1,121,298
    Coca-Cola Bottling Co. Consolidated                           12,562      795,426
*   Craft Brew Alliance, Inc.                                     43,879      711,717
*   Darling International, Inc.                                  122,820    2,858,021
*   Dean Foods Co.                                               100,445    1,958,678
#*  Diamond Foods, Inc.                                           19,820      483,806
#*  Dole Food Co., Inc.                                           93,411    1,265,719
#*  Elizabeth Arden, Inc.                                         41,267    1,493,453
*   Farmer Bros Co.                                               26,782      483,683
    Fresh Del Monte Produce, Inc.                                 91,010    2,419,956
    Golden Enterprises, Inc.                                       3,061       12,826
    Griffin Land & Nurseries, Inc.                                 2,305       76,065
#*  Hain Celestial Group, Inc. (The)                              32,042    2,666,856
    Harris Teeter Supermarkets, Inc.                              21,885    1,079,368
    Ingles Markets, Inc. Class A                                  31,886      822,978
    Inter Parfums, Inc.                                           63,168    2,220,987
#*  Inventure Foods, Inc.                                          5,184       58,372
    J&J Snack Foods Corp.                                         22,538    1,928,577
    John B Sanfilippo & Son, Inc.                                 17,897      439,908
#   Lancaster Colony Corp.                                        17,945    1,489,256
#   Lifeway Foods, Inc.                                           28,187      412,376
#   Limoneira Co.                                                  1,506       39,668
*   Mannatech, Inc.                                                3,043       71,784
#*  Medifast, Inc.                                                34,611      806,782
    MGP Ingredients, Inc.                                         41,536      219,725
    Nash Finch Co.                                                25,301      709,946
    National Beverage Corp.                                       81,150    1,485,857
*   Natural Alternatives International, Inc.                      17,104      104,505
    Nu Skin Enterprises, Inc. Class A                             12,563    1,468,992
    Nutraceutical International Corp.                             26,269      631,769
#   Oil-Dri Corp. of America                                      12,831      455,372

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
*   Omega Protein Corp.                                           48,285 $   451,948
#   Orchids Paper Products Co.                                       810      24,705
*   Pantry, Inc. (The)                                            52,673     705,292
*   Pilgrim's Pride Corp.                                        185,569   2,629,513
*   Post Holdings, Inc.                                           44,372   1,905,777
*   Prestige Brands Holdings, Inc.                               110,081   3,437,830
#   Pricesmart, Inc.                                              28,537   3,247,225
#   Reliv International, Inc.                                     25,871      65,454
*   Revlon, Inc. Class A                                          77,452   1,839,485
*   Rite Aid Corp.                                                13,864      73,895
    Rocky Mountain Chocolate Factory, Inc.                        12,843     162,849
    Sanderson Farms, Inc.                                         25,478   1,610,464
    Seaboard Corp.                                                    99     270,270
*   Seneca Foods Corp. Class A                                    21,308     624,751
*   Seneca Foods Corp. Class B                                     1,443      42,569
    Snyders-Lance, Inc.                                           83,638   2,508,304
    Spartan Stores, Inc.                                          49,847   1,172,900
    Spectrum Brands Holdings, Inc.                                42,100   2,775,232
#*  Susser Holdings Corp.                                         41,279   2,263,740
*   Tofutti Brands, Inc.                                           7,749      21,697
#   Tootsie Roll Industries, Inc.                                 38,203   1,222,496
*   TreeHouse Foods, Inc.                                         43,526   3,188,715
#*  United Natural Foods, Inc.                                    10,825     773,446
    United-Guardian, Inc.                                         13,162     331,814
#   Universal Corp.                                               33,750   1,789,763
#*  USANA Health Sciences, Inc.                                   26,952   1,838,935
#   Vector Group, Ltd.                                            52,932     855,910
    Village Super Market, Inc. Class A                            10,450     383,097
    WD-40 Co.                                                     13,602     986,009
#   Weis Markets, Inc.                                            31,449   1,609,245
*   WhiteWave Foods Co. Class A                                   58,625   1,173,086
                                                                         -----------
Total Consumer Staples                                                    83,082,209
                                                                         -----------
Energy -- (4.7%)
#   Adams Resources & Energy, Inc.                                 9,276     480,219
#   Alon USA Energy, Inc.                                         82,924   1,001,722
#*  Alpha Natural Resources, Inc.                                 54,983     384,881
#*  Approach Resources, Inc.                                      46,357   1,304,950
*   Barnwell Industries, Inc.                                      8,064      28,627
#*  Basic Energy Services, Inc.                                   95,442   1,400,134
    Berry Petroleum Co. Class A                                   44,765   2,137,529
#*  Bill Barrett Corp.                                            28,527     789,342
    Bolt Technology Corp.                                         23,475     419,968
#*  Bonanza Creek Energy, Inc.                                    25,143   1,270,727
#*  BPZ Resources, Inc.                                          217,187     436,546
    Bristow Group, Inc.                                           53,346   4,292,753
#*  C&J Energy Services, Inc.                                     19,324     445,225
#*  Cal Dive International, Inc.                                 136,718     269,334
*   Callon Petroleum Co.                                          84,235     575,325
#   CARBO Ceramics, Inc.                                          18,738   2,348,621
#*  Carrizo Oil & Gas, Inc.                                       52,227   2,289,632
*   Clayton Williams Energy, Inc.                                 17,125   1,332,839

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Energy -- (Continued)
#*  Clean Energy Fuels Corp.                                      76,036 $  866,050
*   Cloud Peak Energy, Inc.                                       27,423    428,073
#   Comstock Resources, Inc.                                      73,886  1,264,189
    Contango Oil & Gas Co.                                        29,465  1,262,558
    Crosstex Energy, Inc.                                         91,637  2,812,340
*   Dawson Geophysical Co.                                        17,975    525,589
    Delek US Holdings, Inc.                                       73,167  1,869,417
    DHT Holdings, Inc.                                             5,589     28,672
*   Double Eagle Petroleum Co.                                    29,317     81,501
*   Emerald Oil, Inc.                                             65,274    567,884
#*  Endeavour International Corp.                                 79,630    473,002
*   ENGlobal Corp.                                                61,009     67,110
*   EPL Oil & Gas, Inc.                                           60,632  1,932,948
*   Era Group, Inc.                                               18,617    588,297
*   Evolution Petroleum Corp.                                     16,274    196,264
#*  Exterran Holdings, Inc.                                       96,024  2,741,485
#*  FieldPoint Petroleum Corp.                                    18,199     87,355
#*  Forest Oil Corp.                                               4,648     22,032
#*  Gastar Exploration, Ltd.                                      55,342    239,077
#*  Geospace Technologies Corp.                                   17,063  1,662,277
#*  Gevo, Inc.                                                    11,048     18,782
#*  Global Geophysical Services, Inc.                             74,491    178,034
#   Green Plains Renewable Energy, Inc.                           69,992  1,128,971
    Gulf Island Fabrication, Inc.                                 34,046    858,640
    Gulfmark Offshore, Inc. Class A                               40,744  2,028,236
*   Gulfport Energy Corp.                                         47,045  2,761,071
#*  Halcon Resources Corp.                                        74,911    388,039
#*  Harvest Natural Resources, Inc.                              108,597    542,985
#*  Helix Energy Solutions Group, Inc.                           116,043  2,745,577
*   Hercules Offshore, Inc.                                      242,670  1,650,156
*   HKN, Inc.                                                        853     63,549
*   Hornbeck Offshore Services, Inc.                              59,921  3,311,834
*   Houston American Energy Corp.                                 24,635      6,405
#*  ION Geophysical Corp.                                         82,200    381,408
#*  James River Coal Co.                                          61,725    118,512
    Knightsbridge Tankers, Ltd.                                   25,976    214,042
#*  Lucas Energy, Inc.                                            35,619     39,537
#*  Magnum Hunter Resources Corp.                                201,752  1,438,492
#*  Matador Resources Co.                                         28,960    533,154
*   Matrix Service Co.                                            65,962  1,371,350
*   Mexco Energy Corp.                                             2,735     17,969
#*  Miller Energy Resources, Inc.                                  5,451     36,849
#*  Mitcham Industries, Inc.                                      29,489    490,697
*   Natural Gas Services Group, Inc.                              27,719    775,855
#*  Newpark Resources, Inc.                                      168,974  2,154,419
#   Nordic American Tankers, Ltd.                                 13,085    106,774
#*  Northern Oil and Gas, Inc.                                    52,860    868,490
#*  Nuverra Environmental Solutions, Inc.                        113,344    276,559
#*  Overseas Shipholding Group, Inc.                              31,716    109,420
#   Panhandle Oil and Gas, Inc. Class A                           14,883    499,622
*   Parker Drilling Co.                                          212,214  1,527,941
*   PDC Energy, Inc.                                              39,125  2,653,066

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
#*  Penn Virginia Corp.                                          112,696 $    959,043
*   PetroQuest Energy, Inc.                                      101,509      479,122
#*  PHI, Inc.(69336T106)                                             200        7,524
*   PHI, Inc.(69336T205)                                          28,808    1,147,135
*   Pioneer Energy Services Corp.                                122,342    1,027,673
*   PostRock Energy Corp.                                         17,737       25,896
*   Pyramid Oil Co.                                               12,084       64,045
#*  Renewable Energy Group, Inc.                                  44,343      483,782
#   Rentech, Inc.                                                435,258      744,291
*   REX American Resources Corp.                                  18,425      531,377
#*  Rex Energy Corp.                                             105,783    2,274,335
*   RigNet, Inc.                                                   5,440      200,518
*   Rosetta Resources, Inc.                                       10,594      635,004
#   RPC, Inc.                                                     43,285      793,847
    Scorpio Tankers, Inc.                                         98,874    1,141,006
    SEACOR Holdings, Inc.                                         20,227    1,978,201
    SemGroup Corp. Class A                                        47,241    2,852,884
#   Ship Finance International, Ltd.                              64,415    1,066,068
*   Stone Energy Corp.                                            74,052    2,581,453
#*  Swift Energy Co.                                              34,800      477,456
*   Synergy Resources Corp.                                      116,068    1,202,464
    Targa Resources Corp.                                          6,484      502,899
*   Tesco Corp.                                                   23,679      406,805
*   TETRA Technologies, Inc.                                      98,595    1,278,777
    TGC Industries, Inc.                                          54,640      402,697
*   Triangle Petroleum Corp.                                     115,958    1,225,676
*   Unit Corp.                                                    11,669      599,903
#*  Uranium Energy Corp.                                          14,078       24,777
#*  USEC, Inc.                                                     4,871       39,260
*   Vaalco Energy, Inc.                                          126,012      664,083
#   W&T Offshore, Inc.                                            66,364    1,266,889
*   Warren Resources, Inc.                                       140,793      440,682
#   Western Refining, Inc.                                       194,387    6,272,869
*   Westmoreland Coal Co.                                         11,602      164,864
*   Willbros Group, Inc.                                         124,157    1,211,772
#   World Fuel Services Corp.                                     10,400      396,760
                                                                         ------------
Total Energy                                                              103,792,766
                                                                         ------------
Financials -- (16.8%)
*   1st Constitution Bancorp                                         155        1,566
    1st Source Corp.                                              50,517    1,585,223
    1st United Bancorp Inc/Boca Raton                             31,784      242,830
#   Access National Corp.                                          6,930      100,693
*   Alexander & Baldwin, Inc.                                     40,715    1,506,455
    Alliance Bancorp, Inc. of Pennsylvania                         1,066       15,457
*   Altisource Asset Management Corp.                              2,193    1,402,818
#*  Altisource Portfolio Solutions SA                             21,934    3,449,780
    Altisource Residential Corp.                                   7,311      194,253
#   American Equity Investment Life Holding Co.                  116,240    2,422,442
*   American Independence Corp.                                    1,081       11,977
    American National Bankshares, Inc.                             3,612       82,859
    American National Insurance Co.                                  227       22,943

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
*   American River Bankshares                                      7,219 $   62,661
*   Ameris Bancorp                                                56,620  1,036,146
    AMERISAFE, Inc.                                               45,008  1,732,808
    AmeriServ Financial, Inc.                                     63,591    199,676
#   Amtrust Financial Services, Inc.                              80,469  3,086,791
    Argo Group International Holdings, Ltd.                       43,259  1,816,013
    Arrow Financial Corp.                                         28,915    746,296
    Aspen Insurance Holdings, Ltd.                                25,086    978,605
#   Associated Banc-Corp.                                         19,672    319,867
    Asta Funding, Inc.                                            33,832    290,279
    Astoria Financial Corp.                                      114,120  1,507,525
    Atlantic American Corp.                                        4,900     19,845
*   Atlantic Coast Financial Corp.                                 2,444      9,532
#*  Atlanticus Holdings Corp.                                     27,579     96,251
    Auburn National BanCorp., Inc.                                   300      7,680
#*  AV Homes, Inc.                                                17,502    334,288
    Baldwin & Lyons, Inc. Class A                                    550     14,776
    Baldwin & Lyons, Inc. Class B                                 22,333    610,361
#   Banc of California, Inc.                                      16,705    235,708
    Bancfirst Corp.                                               21,245  1,180,585
    Bancorp of New Jersey, Inc.                                      159      2,139
*   Bancorp, Inc.                                                 90,572  1,464,549
#   BancorpSouth, Inc.                                           148,561  3,283,198
    Bank Mutual Corp.                                             47,193    300,147
    Bank of Commerce Holdings                                        400      2,200
#   Bank of Hawaii Corp.                                          25,650  1,487,187
    Bank of Kentucky Financial Corp.                               2,075     59,781
#   Bank of the Ozarks, Inc.                                      40,520  2,004,930
#   BankFinancial Corp.                                           40,419    375,493
    Banner Corp.                                                  48,341  1,849,527
    Bar Harbor Bankshares                                          4,230    159,640
    BBCN Bancorp, Inc.                                           128,741  1,909,229
*   BBX Capital Corp. Class A                                        846     11,159
    BCB Bancorp, Inc.                                              3,171     35,071
*   Beneficial Mutual Bancorp, Inc.                               83,160    810,810
    Berkshire Bancorp, Inc.                                          150      1,158
    Berkshire Hills Bancorp, Inc.                                 46,157  1,171,003
#   BGC Partners, Inc. Class A                                    29,132    154,982
#*  BofI Holding, Inc.                                            26,229  1,584,756
    Boston Private Financial Holdings, Inc.                      191,899  2,185,730
    Bridge Bancorp, Inc.                                           2,572     59,387
*   Bridge Capital Holdings                                        4,827     84,907
    Brookline Bancorp, Inc.                                      157,482  1,396,865
    Bryn Mawr Bank Corp.                                          27,745    772,976
    C&F Financial Corp.                                              200     10,782
    Calamos Asset Management, Inc. Class A                        40,306    395,805
    California First National Bancorp                              3,097     55,281
*   Camco Financial Corp.                                            750      4,650
    Camden National Corp.                                         17,269    696,804
*   Capital Bank Financial Corp. Class A                             803     17,843
*   Capital City Bank Group, Inc.                                 25,122    309,001
    Capital Properties, Inc. Class A                                 550      4,400

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Capital Southwest Corp.                                       28,352 $  931,930
    CapitalSource, Inc.                                          302,900  3,961,932
    Capitol Federal Financial, Inc.                              191,743  2,429,384
#   Cardinal Financial Corp.                                      69,430  1,145,595
#   Cash America International, Inc.                              33,597  1,325,402
    Cathay General Bancorp                                       161,692  3,982,474
    Center Bancorp, Inc.                                          37,010    553,670
    Centerstate Banks, Inc.                                       34,342    338,612
#   Central Pacific Financial Corp.                               20,663    380,612
    Century Bancorp, Inc. Class A                                  1,209     39,292
    CFS Bancorp, Inc.                                              7,141     89,191
    Chemical Financial Corp.                                      42,419  1,242,453
    Chicopee Bancorp, Inc.                                         2,287     40,137
    Citizens Community Bancorp, Inc.                              17,782    135,677
#   Citizens Holding Co.                                             592     11,319
#*  Citizens, Inc.                                               118,923    998,953
#   City Holding Co.                                              37,340  1,698,970
#   CKX Lands, Inc.                                                  702     10,109
    Clifton Savings Bancorp, Inc.                                 54,704    690,912
    CNB Financial Corp.                                           12,161    243,342
    CNO Financial Group, Inc.                                    336,171  5,237,544
    CoBiz Financial, Inc.                                         86,961    943,527
    Codorus Valley Bancorp, Inc.                                   1,658     34,817
#   Cohen & Steers, Inc.                                           4,311    165,370
#*  Colonial Financial Services, Inc.                              4,279     59,906
*   Colony Bankcorp, Inc.                                          1,629      9,969
    Columbia Banking System, Inc.                                 57,679  1,481,774
    Commercial National Financial Corp.                              700     14,700
#   Community Bank System, Inc.                                   47,973  1,741,900
    Community Trust Bancorp, Inc.                                 38,192  1,626,597
*   Community West Bancshares                                      1,200      7,050
    Consolidated-Tomoka Land Co.                                  12,875    483,070
*   Consumer Portfolio Services, Inc.                             25,083    168,558
*   Cowen Group, Inc. Class A                                    213,204    846,420
#   Crawford & Co. Class A                                        62,652    521,891
#   Crawford & Co. Class B                                        49,714    546,357
*   Credit Acceptance Corp.                                       16,704  1,976,083
#   CVB Financial Corp.                                          121,465  1,766,101
*   DFC Global Corp.                                              34,775    420,777
#   Diamond Hill Investment Group, Inc.                            6,204    684,115
    Dime Community Bancshares, Inc.                               82,460  1,349,046
    Donegal Group, Inc. Class A                                   46,744    740,892
    Donegal Group, Inc. Class B                                      870     18,270
#*  Doral Financial Corp.                                             79      1,335
    Eastern Insurance Holdings, Inc.                              23,052    563,391
*   Eastern Virginia Bankshares, Inc.                                822      4,957
#*  eHealth, Inc.                                                 53,786  2,292,359
    EMC Insurance Group, Inc.                                     28,550    971,842
    Employers Holdings, Inc.                                      54,960  1,652,647
#*  Encore Capital Group, Inc.                                    47,727  2,331,464
#   Endurance Specialty Holdings, Ltd.                            63,590  3,515,891
*   Enstar Group, Ltd.                                            15,271  2,075,787

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
#   Enterprise Bancorp, Inc.                                       2,244 $   43,848
    Enterprise Financial Services Corp.                           43,079    776,714
#   ESB Financial Corp.                                            7,246     96,444
    ESSA Bancorp, Inc.                                            31,805    348,583
    Evans Bancorp, Inc.                                            1,635     33,068
    Evercore Partners, Inc. Class A                               24,438  1,233,386
*   Ezcorp, Inc. Class A                                          40,830    642,256
    FBL Financial Group, Inc. Class A                             40,672  1,819,665
    Federal Agricultural Mortgage Corp. Class A                    1,115     32,642
    Federal Agricultural Mortgage Corp. Class C                   23,362    833,790
#   Federated Investors, Inc. Class B                             65,759  1,783,384
    Federated National Holding Co. Class C                        16,268    166,747
    Fidelity Southern Corp.                                       24,101    368,025
    Financial Institutions, Inc.                                  26,721    632,486
*   First Acceptance Corp.                                       124,814    212,184
    First American Financial Corp.                               131,159  3,391,772
#*  First BanCorp                                                 73,081    405,600
    First Bancorp                                                 28,801    431,439
    First Bancorp, Inc.                                            4,301     74,880
*   First Bancshares, Inc.(318687100)                                400      3,400
    First Bancshares, Inc.(318916103)                                300      4,455
    First Busey Corp.                                            149,485    772,837
    First Business Financial Services, Inc.                          700     24,654
*   First Cash Financial Services, Inc.                           34,162  2,066,459
#   First Commonwealth Financial Corp.                           145,495  1,264,352
    First Community Bancshares, Inc.                              37,579    627,194
#   First Connecticut Bancorp Inc/Farmington                       1,466     21,521
    First Defiance Financial Corp.                                24,297    627,349
*   First Federal Bancshares of Arkansas, Inc.                       396      3,556
    First Federal of Northern Michigan Bancorp, Inc.               2,000      9,480
    First Financial Bancorp                                       87,135  1,352,335
#   First Financial Bankshares, Inc.                              31,279  1,923,971
    First Financial Corp.                                         32,291  1,115,331
    First Financial Holdings, Inc.                                45,384  2,719,863
#   First Financial Northwest, Inc.                               33,971    368,246
*   First Financial Service Corp.                                    156        774
#   First Horizon National Corp.                                   8,899     94,774
    First Interstate Bancsystem, Inc.                             15,463    388,276
#*  First Marblehead Corp. (The)                                  40,344     38,730
    First Merchants Corp.                                         66,495  1,250,106
    First Midwest Bancorp, Inc.                                  102,806  1,709,664
*   First South Bancorp, Inc.                                     17,129    115,792
*   First United Corp.                                               500      4,100
    First West Virginia Bancorp                                      449      7,359
    FirstMerit Corp.                                             140,178  3,148,398
*   Flagstar Bancorp, Inc.                                         8,808    142,778
    Flushing Financial Corp.                                      75,448  1,515,750
    FNB Corp.                                                    222,243  2,780,260
*   Forestar Group, Inc.                                          58,153  1,298,556
*   Fortegra Financial Corp.                                         329      2,425
    Fox Chase Bancorp, Inc.                                       33,410    576,991
    Franklin Financial Corp.                                       1,732     32,683

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Fulton Financial Corp.                                       209,615 $2,559,399
#   FXCM, Inc. Class A                                            45,532    746,269
#   Gain Capital Holdings, Inc.                                   17,653    184,827
    GAMCO Investors, Inc. Class A                                  4,608    329,518
#   German American Bancorp, Inc.                                 29,938    813,715
    GFI Group, Inc.                                              189,959    659,158
#   Glacier Bancorp, Inc.                                         89,278  2,466,751
#*  Gleacher & Co., Inc.                                           1,987     26,189
*   Global Indemnity P.L.C.                                       23,251    572,672
    Great Southern Bancorp, Inc.                                  30,592    859,023
#*  Green Dot Corp. Class A                                       72,699  1,560,121
#   Greenhill & Co., Inc.                                         19,644  1,007,737
#*  Greenlight Capital Re, Ltd. Class A                           39,355  1,211,740
    Guaranty Bancorp                                               8,051    108,688
*   Guaranty Federal Bancshares, Inc.                              3,766     42,424
*   Hallmark Financial Services, Inc.                             45,993    391,400
    Hampden Bancorp, Inc.                                          7,411    127,469
    Hanmi Financial Corp.                                         80,861  1,413,450
    Hanover Insurance Group, Inc. (The)                           52,866  3,094,776
#   Harleysville Savings Financial Corp.                             101      1,853
*   Harris & Harris Group, Inc.                                   78,637    246,134
    Hawthorn Bancshares, Inc.                                      1,739     24,016
#   HCI Group, Inc.                                               32,112  1,411,001
    Heartland Financial USA, Inc.                                 36,242    960,051
    Heritage Commerce Corp.                                       30,889    240,625
    Heritage Financial Corp.                                      16,283    262,645
    Heritage Financial Group, Inc.                                22,052    378,853
    HF Financial Corp.                                             2,659     35,444
    HFF, Inc. Class A                                             61,197  1,502,386
*   Hilltop Holdings, Inc.                                       122,727  2,128,086
#   Hingham Institution for Savings                                  559     40,650
*   HMN Financial, Inc.                                            2,746     23,643
*   Home Bancorp, Inc.                                             1,082     19,660
#   Home BancShares, Inc.                                         84,726  2,870,517
    Home Federal Bancorp, Inc.                                    38,027    592,841
    HopFed Bancorp, Inc.                                           7,718     83,740
    Horace Mann Educators Corp.                                   75,428  2,089,356
#   Horizon Bancorp                                                1,881     40,837
    Hudson Valley Holding Corp.                                   13,483    249,301
#   Iberiabank Corp.                                              48,133  2,812,411
*   ICG Group, Inc.                                               87,102  1,420,634
#*  Imperial Holdings, Inc.                                        1,300      7,618
    Independence Holding Co.                                      36,356    498,804
#   Independent Bank Corp.(453836108)                             40,899  1,467,456
*   Independent Bank Corp.(453838609)                             21,971    213,558
    Infinity Property & Casualty Corp.                            17,124  1,174,364
    Interactive Brokers Group, Inc. Class A                       67,374  1,389,926
    International Bancshares Corp.                                75,353  1,721,816
*   Intervest Bancshares Corp. Class A                            12,149     88,566
#*  INTL. FCStone, Inc.                                           39,622    810,666
*   Investment Technology Group, Inc.                             50,219    804,508
    Investors Bancorp, Inc.                                      123,487  2,927,877

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
*   Investors Capital Holdings, Ltd.                               1,464 $   10,307
#   Investors Title Co.                                            1,071     83,688
#   Janus Capital Group, Inc.                                    211,524  2,087,742
    JMP Group, Inc.                                               52,091    333,903
#*  Kearny Financial Corp.                                        60,876    639,198
    Kemper Corp.                                                  74,068  2,741,997
    Kennedy-Wilson Holdings, Inc.                                 27,787    556,851
    Kentucky First Federal Bancorp                                 3,402     27,522
*   Ladenburg Thalmann Financial Services, Inc.                   12,100     25,410
    Lake Shore Bancorp, Inc.                                         338      4,073
    Lakeland Bancorp, Inc.                                        75,547    861,236
    Lakeland Financial Corp.                                      40,295  1,434,099
    Landmark Bancorp, Inc.                                         2,343     47,118
    Life Partners Holdings, Inc.                                  10,604     21,420
    LNB Bancorp, Inc.                                             12,718    123,746
*   Louisiana Bancorp, Inc.                                        8,396    150,246
*   Macatawa Bank Corp.                                           58,219    285,855
*   Magyar Bancorp, Inc.                                             809      5,926
    Maiden Holdings, Ltd.                                         83,288    912,004
    MainSource Financial Group, Inc.                              45,181    732,836
    Manning & Napier, Inc.                                         9,255    153,633
    MarketAxess Holdings, Inc.                                    48,452  3,160,524
    Marlin Business Services Corp.                                30,789    848,853
    Mayflower Bancorp, Inc.                                          100      1,944
    MB Financial, Inc.                                            84,391  2,506,413
#*  MBIA, Inc.                                                   231,487  2,632,007
*   MBT Financial Corp.                                           28,351    108,868
    MCG Capital Corp.                                            171,277    806,715
#   Meadowbrook Insurance Group, Inc.                             85,437    567,302
    Medallion Financial Corp.                                     47,750    724,845
    Mercantile Bank Corp.                                         12,831    280,229
    Merchants Bancshares, Inc.                                    14,947    448,111
    Mercury General Corp.                                          8,559    398,507
*   Meridian Interstate Bancorp, Inc.                             34,205    812,027
#   Meta Financial Group, Inc.                                     3,761    139,984
*   Metro Bancorp, Inc.                                           33,582    716,640
    MetroCorp Bancshares, Inc.                                    17,385    249,127
*   MGIC Investment Corp.                                        216,764  1,764,459
    MicroFinancial, Inc.                                          17,150    147,318
    Mid Penn Bancorp, Inc.                                           531      6,409
#   MidSouth Bancorp, Inc.                                        18,736    284,412
    MidWestOne Financial Group, Inc.                               4,319    114,108
    Montpelier Re Holdings, Ltd.                                  85,084  2,349,169
    MutualFirst Financial, Inc.                                    5,459     92,803
    National Interstate Corp.                                     37,753    986,486
    National Penn Bancshares, Inc.                               224,461  2,327,661
    National Security Group, Inc.                                  1,000      6,450
    National Western Life Insurance Co. Class A                    1,700    353,600
*   Naugatuck Valley Financial Corp.                                  99        732
*   Navigators Group, Inc. (The)                                  20,522  1,154,157
    NBT Bancorp, Inc.                                             47,615  1,160,378
    Nelnet, Inc. Class A                                          59,149  2,521,522

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
*   New Century Bancorp, Inc.                                      1,478 $    9,770
    New Hampshire Thrift Bancshares, Inc.                          2,734     38,823
*   NewBridge Bancorp                                             19,281    143,836
*   NewStar Financial, Inc.                                      112,087  1,951,435
*   North Valley Bancorp                                           1,279     24,173
    Northeast Bancorp                                                 38        380
    Northeast Community Bancorp, Inc.                             35,308    266,575
    Northfield Bancorp, Inc.                                      77,240    998,713
    Northrim BanCorp, Inc.                                         6,560    164,656
    Northwest Bancshares, Inc.                                   176,251  2,465,751
    Norwood Financial Corp.                                          633     18,192
#   Ocean Shore Holding Co.                                          205      2,925
    OceanFirst Financial Corp.                                    42,221    742,667
    OFG Bancorp                                                   97,917  1,450,151
    Ohio Valley Banc Corp.                                           600     12,324
    Old Line Bancshares, Inc.                                        391      5,216
    Old National Bancorp                                         146,897  2,135,882
#*  Old Second Bancorp, Inc.                                       7,253     34,597
*   OmniAmerican Bancorp, Inc.                                    21,817    478,229
    OneBeacon Insurance Group, Ltd. Class A                       39,102    624,068
    Oppenheimer Holdings, Inc. Class A                             9,841    195,147
    Oritani Financial Corp.                                       83,420  1,353,072
    Pacific Continental Corp.                                     42,439    584,809
*   Pacific Mercantile Bancorp                                    22,505    139,981
#*  Pacific Premier Bancorp, Inc.                                  2,269     31,562
    PacWest Bancorp                                               45,955  1,748,588
    Park National Corp.                                           15,289  1,211,195
    Park Sterling Corp.                                           46,628    303,548
*   Patriot National Bancorp, Inc.                                   498        603
#   Peapack Gladstone Financial Corp.                             11,840    217,146
#   Penns Woods Bancorp, Inc.                                      3,062    156,774
    Peoples Bancorp of North Carolina, Inc.                          986     12,907
    Peoples Bancorp, Inc.                                         23,072    517,274
#*  PHH Corp.                                                     82,530  1,984,846
*   Phoenix Cos., Inc. (The)                                      11,557    445,753
*   PICO Holdings, Inc.                                           53,636  1,259,373
#*  Pinnacle Financial Partners, Inc.                             75,329  2,335,199
*   Piper Jaffray Cos.                                            17,595    631,485
    Platinum Underwriters Holdings, Ltd.                          54,370  3,381,270
*   Popular, Inc.                                                 30,127    760,707
*   Porter Bancorp, Inc.                                             868        972
*   Portfolio Recovery Associates, Inc.                           56,103  3,335,323
*   Preferred Bank                                                 6,676    128,313
    Premier Financial Bancorp, Inc.                                2,848     34,233
    Primerica, Inc.                                               80,041  3,437,761
*   Primus Guaranty, Ltd.                                         37,536    379,114
    PrivateBancorp, Inc.                                          96,054  2,339,875
    ProAssurance Corp.                                            10,622    481,389
#   Prosperity Bancshares, Inc.                                   20,321  1,269,046
    Provident Financial Holdings, Inc.                             6,455     97,858
    Provident Financial Services, Inc.                            81,539  1,528,041
*   Prudential Bancorp, Inc.                                       1,605     17,352

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE+
                                                                  ------- ----------
Financials -- (Continued)
#    Pulaski Financial Corp.                                       12,796 $  139,348
     Pzena Investment Management, Inc. Class A                      7,480     53,781
     QC Holdings, Inc.                                             25,220     59,267
     Radian Group, Inc.                                           324,032  4,721,146
     Renasant Corp.                                                58,289  1,671,729
#    Republic Bancorp, Inc. Class A                                38,176    878,812
*    Republic First Bancorp, Inc.                                  11,514     36,269
     Resource America, Inc. Class A                                44,043    380,091
*    Riverview Bancorp, Inc.                                        8,195     21,799
#    RLI Corp.                                                     29,184  2,757,304
     Rockville Financial, Inc.                                     71,407    939,002
#*   Roma Financial Corp.                                          50,696    986,544
*    Royal Bancshares of Pennsylvania, Inc. Class A                 8,910     13,632
#    S&T Bancorp, Inc.                                             60,185  1,475,736
#*   Safeguard Scientifics, Inc.                                   49,475    863,339
     Safety Insurance Group, Inc.                                  25,494  1,394,267
     Salisbury Bancorp, Inc.                                          276      7,238
     Sandy Spring Bancorp, Inc.                                    56,931  1,394,240
#*   Seacoast Banking Corp. of Florida                             49,894    113,758
*    Security National Financial Corp. Class A                      2,736     16,060
     Selective Insurance Group, Inc.                               80,570  2,116,574
*    Shore Bancshares, Inc.                                         6,047     55,330
     SI Financial Group, Inc.                                      35,633    403,722
*    Siebert Financial Corp.                                        7,500     12,300
     Sierra Bancorp                                                26,723    505,866
#    Simmons First National Corp. Class A                          41,182  1,348,299
     Simplicity Bancorp, Inc.                                      22,451    352,032
*    Southcoast Financial Corp.                                        82        472
(d)  Southern Community Financial                                  39,963      8,792
*    Southern First Bancshares, Inc.                                3,235     43,478
     Southern Missouri Bancorp, Inc.                                  400     12,100
#    Southern National Bancorp of Virginia, Inc.                      342      3,335
#    Southside Bancshares, Inc.                                    47,386  1,293,638
*    Southwest Bancorp, Inc.                                       39,688    635,405
     Southwest Georgia Financial Corp.                              1,439     13,670
#*   St Joe Co. (The)                                              67,832  1,266,423
     StanCorp Financial Group, Inc.                                60,671  3,573,522
     State Auto Financial Corp.                                    41,730    792,870
     StellarOne Corp.                                              49,874  1,161,067
*    Sterling Bancorp(859158107)                                   68,553  1,011,157
     Sterling Bancorp(85917A100)                                   67,246    788,123
#    Stewart Information Services Corp.                            36,096  1,130,527
#*   Stifel Financial Corp.                                        55,573  2,275,714
*    Stratus Properties, Inc.                                      14,485    222,779
*    Suffolk Bancorp                                               21,930    428,731
     Summit State Bank                                                800      7,920
#*   Sun Bancorp, Inc.                                             57,918    191,129
     Susquehanna Bancshares, Inc.                                 275,152  3,242,666
*    Sussex Bancorp                                                 1,111      7,605
*    SWS Group, Inc.                                               19,920    112,150
#    SY Bancorp, Inc.                                              29,595    888,146
     Symetra Financial Corp.                                       92,689  1,736,065

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
#   Synovus Financial Corp.                                      332,751 $1,081,441
*   Taylor Capital Group, Inc.                                    42,994    988,862
    TCF Financial Corp.                                          221,081  3,356,010
    Teche Holding Co.                                              2,950    148,385
*   Tejon Ranch Co.                                               37,454  1,386,547
    Territorial Bancorp, Inc.                                     18,758    409,112
*   Texas Capital Bancshares, Inc.                                42,200  2,196,510
    TF Financial Corp.                                               840     23,310
    Thomas Properties Group, Inc.                                 96,779    658,097
    Timberland Bancorp, Inc.                                       8,251     73,186
#   Tompkins Financial Corp.                                      26,611  1,312,455
    Tower Financial Corp.                                            382      9,065
#   Tower Group International, Ltd.                                4,590     16,662
#   TowneBank                                                     49,802    725,117
    Tree.com, Inc.                                                17,026    502,437
    Trico Bancshares                                              33,546    848,378
#   TrustCo Bank Corp.                                           211,333  1,420,158
#   Trustmark Corp.                                              102,060  2,771,950
#   UMB Financial Corp.                                           43,855  2,583,937
    Umpqua Holdings Corp.                                        179,522  2,938,775
    Unico American Corp.                                           4,300     53,922
    Union First Market Bankshares Corp.                           43,600  1,051,632
    United Bancshares, Inc.                                          110      1,460
#   United Bankshares, Inc.                                       49,844  1,474,386
*   United Community Banks, Inc.                                  45,208    704,793
#*  United Community Financial Corp.                               8,561     34,244
    United Financial Bancorp, Inc.                                56,683    888,789
    United Fire Group, Inc.                                       37,365  1,184,470
*   United Security Bancshares                                    40,897    210,210
    Unity Bancorp, Inc.                                            5,784     42,859
#   Universal Insurance Holdings, Inc.                            95,055    745,231
    Univest Corp. of Pennsylvania                                 34,328    685,530
    Validus Holdings, Ltd.                                         8,280    326,894
*   Vantagesouth Bancshares, Inc.                                  1,047      5,120
#   ViewPoint Financial Group, Inc.                               81,712  1,782,139
*   Virginia Commerce Bancorp, Inc.                               78,618  1,260,247
*   Virtus Investment Partners, Inc.                              11,398  2,319,721
    VSB Bancorp, Inc.                                                478      5,029
#*  Walker & Dunlop, Inc.                                         22,138    287,351
    Washington Banking Co.                                        37,419    636,497
    Washington Federal, Inc.                                     142,720  3,251,162
    Washington Trust Bancorp, Inc.                                37,010  1,217,259
#*  Waterstone Financial, Inc.                                    75,617    804,565
    Wayne Savings Bancshares, Inc.                                   132      1,366
    Webster Financial Corp.                                      144,207  4,021,933
    WesBanco, Inc.                                                63,066  1,854,140
    West BanCorp., Inc.                                           41,614    575,105
#   Westamerica BanCorp.                                          28,782  1,481,697
*   Western Alliance Bancorp                                     158,880  3,360,312
    Westfield Financial, Inc.                                     63,564    458,296
#   Westwood Holdings Group, Inc.                                 14,454    770,832
    Wilshire Bancorp, Inc.                                       187,313  1,586,541

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Financials -- (Continued)
#   Wintrust Financial Corp.                                      61,286 $  2,666,554
#*  World Acceptance Corp.                                        21,517    2,240,350
    WSFS Financial Corp.                                           4,471      313,015
    WVS Financial Corp.                                              700        7,742
*   Yadkin Financial Corp.                                         1,616       26,535
*   ZipRealty, Inc.                                               37,056      203,808
                                                                         ------------
Total Financials                                                          374,901,801
                                                                         ------------
Health Care -- (7.7%)
#   Abaxis, Inc.                                                  20,277      724,497
#*  ABIOMED, Inc.                                                 41,973    1,006,513
#*  Accuray, Inc.                                                151,914    1,025,419
*   Acorda Therapeutics, Inc.                                     28,629      876,334
#*  Adcare Health Systems, Inc.                                    9,500       37,525
*   Addus HomeCare Corp.                                          15,742      406,931
*   Affymetrix, Inc.                                             186,852    1,321,044
#   Air Methods Corp.                                             68,832    3,009,335
*   Albany Molecular Research, Inc.                               84,130    1,102,103
*   Alere, Inc.                                                   47,991    1,618,736
*   Align Technology, Inc.                                        22,750    1,298,115
*   Alkermes P.L.C.                                               67,005    2,357,906
#*  Alliance HealthCare Services, Inc.                             6,847      172,613
*   Allied Healthcare Products                                     1,200        2,796
*   Allscripts Healthcare Solutions, Inc.                         21,810      301,632
    Almost Family, Inc.                                           16,204      311,603
#*  Alnylam Pharmaceuticals, Inc.                                  7,532      433,918
*   Alphatec Holdings, Inc.                                      138,871      252,745
*   AMAG Pharmaceuticals, Inc.                                    22,316      602,086
#*  Amedisys, Inc.                                                64,588    1,051,493
*   American Shared Hospital Services                              2,300        5,600
*   AMN Healthcare Services, Inc.                                 90,520    1,122,448
*   Amsurg Corp.                                                  43,508    1,866,058
    Analogic Corp.                                                14,971    1,380,775
*   AngioDynamics, Inc.                                           56,468      887,677
*   Anika Therapeutics, Inc.                                      38,035    1,136,105
#*  Ariad Pharmaceuticals, Inc.                                  158,859      349,490
*   Arqule, Inc.                                                   6,727       15,136
#*  Arrhythmia Research Technology, Inc.                           6,700       21,875
*   ArthroCare Corp.                                              25,265      945,922
*   AtriCure, Inc.                                                 2,854       39,528
#   Atrion Corp.                                                   3,399      908,145
#*  AVEO Pharmaceuticals, Inc.                                    15,380       31,837
#*  Baxano Surgical, Inc.                                         35,116       42,490
#*  Bio-Reference Labs, Inc.                                      30,365      984,130
*   BioScrip, Inc.                                               141,445      991,529
#   Biota Pharmaceuticals, Inc.                                    7,449       28,530
*   BioTelemetry, Inc.                                            58,535      535,010
#*  Bovie Medical Corp.                                           26,877       68,805
*   Cambrex Corp.                                                 72,842    1,225,202
    Cantel Medical Corp.                                          83,217    2,920,917
*   Capital Senior Living Corp.                                   75,382    1,671,973
*   CAS Medical Systems, Inc.                                      2,682        3,782

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
#*  Celldex Therapeutics, Inc.                                   146,739 $3,361,790
*   Centene Corp.                                                 23,191  1,302,407
#*  Cepheid, Inc.                                                  9,609    391,278
*   Charles River Laboratories International, Inc.                33,300  1,638,693
#   Chemed Corp.                                                  23,330  1,582,241
*   Chindex International, Inc.                                    4,479     75,382
*   Codexis, Inc.                                                 17,017     29,610
#   Computer Programs & Systems, Inc.                             17,073    973,844
    CONMED Corp.                                                  45,317  1,643,648
*   Corvel Corp.                                                  44,234  1,840,134
*   Cross Country Healthcare, Inc.                                43,956    261,099
    CryoLife, Inc.                                                75,867    682,044
*   Cubist Pharmaceuticals, Inc.                                  13,789    854,918
#*  Cumberland Pharmaceuticals, Inc.                              43,160    211,052
#*  Cutera, Inc.                                                  35,410    355,870
*   Cyberonics, Inc.                                              27,522  1,589,671
*   Cynosure, Inc. Class A                                        33,388    721,515
    Daxor Corp.                                                    3,400     25,398
*   Depomed, Inc.                                                  6,035     43,452
*   Digirad Corp.                                                 38,425    127,955
*   Emergent Biosolutions, Inc.                                   55,196  1,077,978
*   Emeritus Corp.                                                24,025    460,319
#*  Endocyte, Inc.                                                 9,529     99,387
#   Ensign Group, Inc. (The)                                      37,116  1,580,399
*   Enzo Biochem, Inc.                                            71,883    178,989
#   Enzon Pharmaceuticals, Inc.                                   94,337    139,619
*   Exactech, Inc.                                                29,065    659,775
#*  ExamWorks Group, Inc.                                         36,009    930,833
*   Five Star Quality Care, Inc.                                  97,274    493,179
*   Furiex Pharmaceuticals, Inc.                                  15,981    624,857
#*  Genomic Health, Inc.                                           3,944    118,004
*   Gentiva Health Services, Inc.                                 78,923    903,668
*   Greatbatch, Inc.                                              61,421  2,341,368
#*  GTx, Inc.                                                      1,899      3,247
#*  Haemonetics Corp.                                             50,318  2,040,898
*   Hanger, Inc.                                                  36,103  1,324,980
*   Harvard Bioscience, Inc.                                      68,472    403,300
*   Health Management Associates, Inc. Class A                    13,875    177,877
*   Health Net, Inc.                                              96,107  2,921,653
#   HealthSouth Corp.                                             17,975    631,102
*   HealthStream, Inc.                                            59,755  2,134,449
#*  Healthways, Inc.                                              87,189    839,630
    Hi-Tech Pharmacal Co., Inc.                                   28,362  1,222,119
#*  HMS Holdings Corp.                                            25,746    544,013
#*  Horizon Pharma, Inc.                                           3,626     15,193
*   ICU Medical, Inc.                                             20,292  1,254,046
#*  Idera Pharmaceuticals, Inc.                                   44,271     81,459
#*  Immunomedics, Inc.                                            14,131     53,556
*   Impax Laboratories, Inc.                                      79,416  1,608,968
*   Incyte Corp., Ltd.                                            66,586  2,596,854
*   Infinity Pharmaceuticals, Inc.                                30,717    416,215
#*  Integra LifeSciences Holdings Corp.                           23,477  1,074,777

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE+
                                                                   ------- ----------
Health Care -- (Continued)
      Invacare Corp.                                                58,743 $1,261,212
#*    IPC The Hospitalist Co., Inc.                                 13,010    712,818
#*    Iridex Corp.                                                   4,666     27,856
#*    Isis Pharmaceuticals, Inc.                                     5,421    180,357
*     Jazz Pharmaceuticals P.L.C.                                   39,116  3,549,386
      Kewaunee Scientific Corp.                                      2,000     34,720
      Kindred Healthcare, Inc.                                     105,628  1,466,117
      Landauer, Inc.                                                16,465    796,906
*     Lannett Co., Inc.                                             69,926  1,650,953
*     LCA-Vision, Inc.                                              31,653    104,138
      LeMaitre Vascular, Inc.                                       33,988    273,264
#*    LHC Group, Inc.                                               31,142    641,525
*     LifePoint Hospitals, Inc.                                     23,747  1,226,295
#*    Ligand Pharmaceuticals, Inc. Class B                             851     44,048
*     Luminex Corp.                                                  8,822    172,029
*     Magellan Health Services, Inc.                                41,048  2,409,518
#     Masimo Corp.                                                  13,362    342,334
*     Mast Therapeutics, Inc.                                       12,782      6,263
(d)*  Maxygen, Inc.                                                 59,556      1,787
*     MedAssets, Inc.                                               40,861    941,029
(d)*  MedCath Corp.                                                 41,900     57,403
*     Medical Action Industries, Inc.                               39,469    239,182
*     Medicines Co. (The)                                           98,973  3,357,164
#*    MediciNova, Inc.                                              10,669     26,352
*     Medidata Solutions, Inc.                                      49,170  5,423,943
#     Meridian Bioscience, Inc.                                      8,211    202,976
*     Merit Medical Systems, Inc.                                   65,318  1,044,435
#*    Metabolix, Inc.                                                1,305      1,435
*     Misonix, Inc.                                                  1,809      7,562
*     Molina Healthcare, Inc.                                       68,436  2,165,315
#*    Momenta Pharmaceuticals, Inc.                                  3,105     50,891
*     MWI Veterinary Supply, Inc.                                   14,870  2,358,977
#*    Myriad Genetics, Inc.                                         49,433  1,205,177
#*    Nanosphere, Inc.                                              47,203     92,046
#     National Healthcare Corp.                                     22,690  1,097,742
#*    National Research Corp. Class A                               35,889    629,493
#     National Research Corp. Class B                                5,881    164,609
*     Natus Medical, Inc.                                           81,179  1,601,662
*     Neogen Corp.                                                  29,436  1,360,532
#*    NuVasive, Inc.                                                49,723  1,580,197
*     Omnicell, Inc.                                                81,017  1,869,062
#*    Opko Health, Inc.                                            219,971  2,204,109
#*    OraSure Technologies, Inc.                                    57,857    377,228
*     Orthofix International NV                                     13,336    273,255
#     Owens & Minor, Inc.                                           33,220  1,243,092
#*    Pacific Biosciences of California, Inc.                       24,966    102,610
#     Pain Therapeutics, Inc.                                        6,359     23,274
*     PAREXEL International Corp.                                   70,045  3,201,757
*     PDI, Inc.                                                     33,451    159,561
#     PDL BioPharma, Inc.                                          150,411  1,216,825
#*    Pernix Therapeutics Holdings                                   4,466      9,334
*     PharMerica Corp.                                              58,383    861,733

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
#*  PhotoMedex, Inc.                                               9,306 $    117,628
#*  Pozen, Inc.                                                   68,619      431,270
#*  Progenics Pharmaceuticals, Inc.                               62,441      227,285
*   ProPhase Labs, Inc.                                           28,021       46,515
*   Providence Service Corp. (The)                                33,131      990,286
#*  pSivida Corp.                                                 42,667      104,534
    Quality Systems, Inc.                                         15,580      355,536
#   Questcor Pharmaceuticals, Inc.                                40,368    2,477,384
#*  Quidel Corp.                                                  57,258    1,414,273
#*  RadNet, Inc.                                                  72,814      178,394
#*  Repligen Corp.                                                80,227      877,683
#*  Rigel Pharmaceuticals, Inc.                                   63,954      197,618
*   Rochester Medical Corp.                                       31,147      622,317
*   RTI Biologics, Inc.                                          134,982      376,600
#*  Sangamo Biosciences, Inc.                                     15,978      149,714
#*  Santarus, Inc.                                                65,510    1,528,348
#*  Sciclone Pharmaceuticals, Inc.                               141,394      668,794
    Select Medical Holdings Corp.                                 99,570      844,354
#*  Skilled Healthcare Group, Inc. Class A                        32,032      136,456
#*  Solta Medical, Inc.                                          129,175      238,974
    Span-America Medical Systems, Inc.                             5,507      103,807
*   Special Diversified Opportunities, Inc.                       28,100       31,191
*   Spectranetics Corp.                                           46,154      964,157
#   Spectrum Pharmaceuticals, Inc.                                68,193      585,778
*   Staar Surgical Co.                                            25,781      341,340
    STERIS Corp.                                                  58,593    2,647,818
#*  Sucampo Pharmaceuticals, Inc. Class A                         30,130      186,806
*   SunLink Health Systems, Inc.                                   2,957        2,380
*   SurModics, Inc.                                               42,438    1,000,688
*   Symmetry Medical, Inc.                                        86,602      701,476
#*  Synageva BioPharma Corp.                                       1,076       54,661
*   Targacept, Inc.                                               16,973       80,622
*   Team Health Holdings, Inc.                                    30,007    1,303,504
*   Thoratec Corp.                                                52,325    2,259,917
*   Tornier NV                                                    10,296      221,467
*   Transcept Pharmaceuticals, Inc.                               35,523      130,725
*   Triple-S Management Corp. Class B                             38,768      690,458
    Universal American Corp.                                     125,675      932,508
    US Physical Therapy, Inc.                                     29,093      928,649
    Utah Medical Products, Inc.                                    8,858      493,036
*   Vascular Solutions, Inc.                                      36,394      714,050
#*  VCA Antech, Inc.                                              84,584    2,406,415
#*  Vical, Inc.                                                   19,339       24,174
#*  ViroPharma, Inc.                                             115,735    4,492,833
*   WellCare Health Plans, Inc.                                   34,000    2,267,120
    West Pharmaceutical Services, Inc.                            57,166    2,763,976
*   Wright Medical Group, Inc.                                    50,337    1,367,656
#*  XenoPort, Inc.                                                 9,590       50,156
#*  Zalicus, Inc.                                                  9,774       42,812
                                                                         ------------
Total Health Care                                                         171,586,651
                                                                         ------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE+
                                                                  ------- ----------
Industrials -- (14.9%)
     AAON, Inc.                                                    68,067 $1,838,490
     AAR Corp.                                                     61,984  1,814,892
     ABM Industries, Inc.                                          63,860  1,756,789
#    Acacia Research Corp.                                         40,041    604,219
#*   ACCO Brands Corp.                                             79,395    464,461
#*   Accuride Corp.                                                32,708    147,186
     Aceto Corp.                                                   70,011  1,116,675
     Acme United Corp.                                              9,349    136,869
#    Acorn Energy, Inc.                                            40,406    151,927
     Actuant Corp. Class A                                         61,276  2,301,527
*    Adept Technology, Inc.                                        19,544    162,606
#*   Advisory Board Co. (The)                                      38,826  2,663,464
*    Aegion Corp.                                                  73,517  1,507,098
*    AeroCentury Corp.                                              1,795     35,900
#*   Aerovironment, Inc.                                           48,251  1,308,085
*    Air Transport Services Group, Inc.                           123,338    892,967
     Alamo Group, Inc.                                             27,291  1,287,862
     Alaska Air Group, Inc.                                        36,032  2,546,021
     Albany International Corp. Class A                            34,982  1,287,687
     Allegiant Travel Co.                                          21,587  2,250,876
     Alliant Techsystems, Inc.                                      9,545  1,039,164
(d)  Allied Defense Group, Inc. (The)                               2,975     15,619
     Allied Motion Technologies, Inc.                               3,693     35,268
#    Altra Holdings, Inc.                                          65,956  2,003,084
     AMERCO                                                        25,259  5,100,550
#*   Ameresco, Inc. Class A                                        40,441    423,013
#    American Railcar Industries, Inc.                             53,313  2,183,700
     American Science & Engineering, Inc.                          14,218    935,260
#*   American Superconductor Corp.                                 47,654    103,886
*    American Woodmark Corp.                                       33,651  1,141,442
     Ampco-Pittsburgh Corp.                                        18,240    335,798
*    AMREP Corp.                                                   14,154    113,940
     AO Smith Corp.                                                19,500  1,007,175
     Apogee Enterprises, Inc.                                      71,177  2,226,417
     Applied Industrial Technologies, Inc.                         67,440  3,190,586
*    ARC Document Solutions, Inc.                                  73,058    455,882
     Argan, Inc.                                                   25,660    570,935
#    Arkansas Best Corp.                                           53,407  1,461,750
*    Arotech Corp.                                                 20,131     33,216
#*   Ascent Solar Technologies, Inc.                                4,600      4,324
     Astec Industries, Inc.                                        26,506    896,168
*    Astronics Corp.                                               24,715  1,212,518
*    Astronics Corp. Class B                                        4,827    233,115
*    Atlas Air Worldwide Holdings, Inc.                            31,014  1,148,448
*    Avalon Holdings Corp. Class A                                  1,400      7,252
*    Avis Budget Group, Inc.                                      130,275  4,081,516
     AZZ, Inc.                                                     35,425  1,590,582
     Baltic Trading, Ltd.                                          18,889     84,623
     Barnes Group, Inc.                                            64,800  2,302,992
     Barrett Business Services, Inc.                               23,882  1,988,654
*    Beacon Roofing Supply, Inc.                                   53,562  1,859,137
     Belden, Inc.                                                  32,392  2,178,686

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Blount International, Inc.                                    36,065 $  439,272
#*  BlueLinx Holdings, Inc.                                       74,358    138,306
    Brady Corp. Class A                                           40,712  1,188,383
*   Breeze-Eastern Corp.                                          18,372    171,319
#   Briggs & Stratton Corp.                                       68,413  1,254,694
    Brink's Co. (The)                                             21,195    665,523
#*  Builders FirstSource, Inc.                                    42,610    315,740
*   CAI International, Inc.                                       46,486  1,017,579
*   Casella Waste Systems, Inc. Class A                           36,688    216,826
#*  CBIZ, Inc.                                                   113,445    925,711
    CDI Corp.                                                     42,663    684,741
    Ceco Environmental Corp.                                      47,101    831,333
    Celadon Group, Inc.                                           55,816  1,034,829
*   Cenveo, Inc.                                                   6,574     20,642
#*  Chart Industries, Inc.                                        32,460  3,488,476
    Chicago Bridge & Iron Co. NV                                   1,054     78,091
#   Chicago Rivet & Machine Co.                                      300      9,960
    CIRCOR International, Inc.                                    24,116  1,779,037
    Coleman Cable, Inc.                                           23,824    586,070
#*  Colfax Corp.                                                  30,426  1,702,639
*   Columbus McKinnon Corp.                                       44,658  1,161,555
    Comfort Systems USA, Inc.                                     83,240  1,550,761
*   Command Security Corp.                                        21,112     32,301
#*  Commercial Vehicle Group, Inc.                                52,094    409,980
    Compx International, Inc.                                      2,107     29,898
#   Con-way, Inc.                                                 44,238  1,822,606
*   Consolidated Graphics, Inc.                                   22,335  1,431,450
#   Corporate Executive Board Co. (The)                           28,737  2,094,927
*   Costa, Inc.                                                   23,659    476,019
    Courier Corp.                                                 26,492    450,099
*   Covenant Transportation Group, Inc. Class A                   27,300    178,269
#*  CPI Aerostructures, Inc.                                      17,295    214,458
*   CRA International, Inc.                                       22,109    421,176
    Cubic Corp.                                                   30,064  1,578,360
    Curtiss-Wright Corp.                                          61,113  3,042,205
#   Deluxe Corp.                                                  33,010  1,554,441
*   DigitalGlobe, Inc.                                            85,603  2,723,887
*   Dolan Co. (The)                                               59,017    151,674
#   Douglas Dynamics, Inc.                                        46,781    709,668
*   Ducommun, Inc.                                                25,784    640,990
*   DXP Enterprises, Inc.                                         31,485  2,893,471
*   Dycom Industries, Inc.                                        72,056  2,136,460
    Dynamic Materials Corp.                                       31,095    687,200
#*  Eagle Bulk Shipping, Inc.                                      1,851     10,292
    Eastern Co. (The)                                              8,993    148,834
#*  Echo Global Logistics, Inc.                                   39,007    718,119
    Ecology and Environment, Inc. Class A                            920     10,120
    EMCOR Group, Inc.                                             52,749  1,954,878
    Encore Wire Corp.                                             41,411  2,051,087
#*  Energy Recovery, Inc.                                         67,143    392,115
*   EnerNOC, Inc.                                                 75,507  1,255,681
    EnerSys, Inc.                                                 63,999  4,246,334

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Engility Holdings, Inc.                                        8,013 $  248,163
    Ennis, Inc.                                                   61,429  1,090,365
#*  EnPro Industries, Inc.                                        41,842  2,496,712
    ESCO Technologies, Inc.                                       27,940  1,008,075
    Espey Manufacturing & Electronics Corp.                        5,593    181,773
*   Esterline Technologies Corp.                                  40,226  3,224,516
    Exelis, Inc.                                                  55,832    920,670
    Exponent, Inc.                                                19,349  1,462,978
*   Federal Signal Corp.                                         148,867  2,037,989
*   Flow International Corp.                                     118,053    471,031
    Forward Air Corp.                                             21,901    886,552
*   Franklin Covey Co.                                            41,060    771,928
#   Franklin Electric Co., Inc.                                   52,390  1,982,961
#   FreightCar America, Inc.                                      24,724    549,862
#*  FTI Consulting, Inc.                                          40,184  1,630,667
*   Fuel Tech, Inc.                                               42,845    194,088
*   Furmanite Corp.                                               85,507    961,954
    G&K Services, Inc. Class A                                    28,477  1,776,965
    GATX Corp.                                                    47,706  2,459,244
#*  Genco Shipping & Trading, Ltd.                                74,008    197,601
*   Gencor Industries, Inc.                                       10,941     99,891
#*  GenCorp, Inc.                                                 97,290  1,634,472
#   Generac Holdings, Inc.                                        47,280  2,333,268
#   General Cable Corp.                                           62,794  2,067,806
*   Gibraltar Industries, Inc.                                    66,899  1,071,053
#   Global Power Equipment Group, Inc.                            30,265    616,195
#*  Goldfield Corp. (The)                                         48,469     92,091
    Gorman-Rupp Co. (The)                                         28,558  1,163,453
*   GP Strategies Corp.                                           43,118  1,208,166
#*  GrafTech International, Ltd.                                  11,675    103,908
    Graham Corp.                                                  19,937    733,881
    Granite Construction, Inc.                                    47,500  1,536,625
#   Great Lakes Dredge & Dock Corp.                              146,186  1,187,030
#*  Greenbrier Cos., Inc.                                         60,056  1,593,886
#   Griffon Corp.                                                 91,355  1,144,678
*   H&E Equipment Services, Inc.                                  76,817  1,922,730
    Hardinge, Inc.                                                28,725    424,843
    Harsco Corp.                                                  45,789  1,276,597
#*  Hawaiian Holdings, Inc.                                      137,064  1,130,778
#   Healthcare Services Group, Inc.                               25,427    696,446
#   Heartland Express, Inc.                                       46,278    664,552
#   HEICO Corp.                                                   24,786  1,328,047
    HEICO Corp. Class A                                           54,076  2,106,811
    Heidrick & Struggles International, Inc.                      39,264    727,169
    Herman Miller, Inc.                                           40,914  1,241,331
#*  Hexcel Corp.                                                   9,359    395,979
*   Hill International, Inc.                                      87,347    300,474
#   HNI Corp.                                                     42,083  1,634,925
    Houston Wire & Cable Co.                                      35,815    496,754
*   Hub Group, Inc. Class A                                       32,954  1,210,400
*   Hudson Global, Inc.                                           58,536    190,242
    Huntington Ingalls Industries, Inc.                           32,035  2,292,104

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    Hurco Cos., Inc.                                              16,988 $  416,036
*   Huron Consulting Group, Inc.                                  28,610  1,675,688
    Hyster-Yale Materials Handling, Inc.                          17,600  1,380,544
*   ICF International, Inc.                                       44,438  1,538,444
*   II-VI, Inc.                                                   70,886  1,209,315
#*  InnerWorkings, Inc.                                           67,880    649,612
*   Innotrac Corp.                                                   712      4,778
    Innovative Solutions & Support, Inc.                          39,691    312,765
    Insperity, Inc.                                               26,597  1,028,506
    Insteel Industries, Inc.                                      33,274    552,016
*   Integrated Electrical Services, Inc.                          16,819     78,377
#   Interface, Inc.                                              122,955  2,489,839
#   International Shipholding Corp.                               14,919    370,290
    Intersections, Inc.                                           44,559    381,871
#*  JetBlue Airways Corp.                                        289,943  2,055,696
    John Bean Technologies Corp.                                  52,396  1,424,123
    Kadant, Inc.                                                  23,091    826,658
    Kaman Corp.                                                   36,740  1,365,993
    Kelly Services, Inc. Class A                                  55,894  1,165,949
*   Key Technology, Inc.                                          12,633    182,800
    Kforce, Inc.                                                  80,120  1,577,563
    Kimball International, Inc. Class B                           69,308    810,904
#   Knight Transportation, Inc.                                   92,364  1,567,417
    Knoll, Inc.                                                   33,550    550,891
*   Korn/Ferry International                                      66,149  1,574,346
#*  Kratos Defense & Security Solutions, Inc.                     69,327    587,893
*   Lawson Products, Inc.                                         19,640    257,677
#*  Layne Christensen Co.                                         39,647    766,773
    LB Foster Co. Class A                                         18,795    878,666
#   Lindsay Corp.                                                 14,054  1,068,245
#*  LMI Aerospace, Inc.                                           26,187    411,136
    LS Starrett Co. (The) Class A                                  5,758     65,468
    LSI Industries, Inc.                                          55,807    513,982
*   Lydall, Inc.                                                  40,300    734,266
*   Magnetek, Inc.                                                 1,607     29,119
#   Manitowoc Co., Inc. (The)                                    108,200  2,105,572
    Marten Transport, Ltd.                                        78,297  1,381,159
#*  MasTec, Inc.                                                  89,929  2,875,030
    Matson, Inc.                                                  36,714    994,582
    McGrath RentCorp                                              31,476  1,122,749
*   Meritor, Inc.                                                106,427    731,153
#*  Metalico, Inc.                                                74,863    122,775
*   Mfri, Inc.                                                    15,568    184,325
*   Middleby Corp.                                                16,509  3,758,274
    Miller Industries, Inc.                                       27,120    508,229
    Mine Safety Appliances Co.                                    38,627  1,860,276
*   Mistras Group, Inc.                                           34,379    631,198
#*  Mobile Mini, Inc.                                             63,983  2,311,066
*   Moog, Inc. Class A                                            28,723  1,715,625
*   Moog, Inc. Class B                                               488     29,514
    Mueller Industries, Inc.                                      43,197  2,604,347
    Mueller Water Products, Inc. Class A                         214,157  1,835,325

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    Multi-Color Corp.                                             32,495 $1,131,801
*   MYR Group, Inc.                                               49,036  1,297,002
    National Presto Industries, Inc.                               9,465    667,756
*   National Technical Systems, Inc.                              25,608    586,167
*   Navigant Consulting, Inc.                                     64,937  1,126,657
#*  Navistar International Corp.                                  17,917    647,879
#*  NCI Building Systems, Inc.                                    17,046    245,974
#   NL Industries, Inc.                                          130,038  1,516,243
    NN, Inc.                                                      44,380    713,630
*   Northwest Pipe Co.                                            21,199    763,800
#*  Ocean Power Technologies, Inc.                                15,330     36,026
#   Omega Flex, Inc.                                              20,621    419,431
*   On Assignment, Inc.                                          101,799  3,439,788
*   Orbital Sciences Corp.                                        60,072  1,385,861
*   Orion Energy Systems, Inc.                                    49,736    211,378
*   Orion Marine Group, Inc.                                      41,795    522,438
#*  Pacer International, Inc.                                     88,548    706,613
    PAM Transportation Services, Inc.                             20,605    358,527
*   Park-Ohio Holdings Corp.                                      31,470  1,303,173
*   Patrick Industries, Inc.                                      20,200    631,856
*   Patriot Transportation Holding, Inc.                          15,359    567,822
#*  Pendrell Corp.                                                68,720    153,246
*   PGT, Inc.                                                     90,740    948,233
    Pike Electric Corp.                                           82,016    886,593
#*  PMFG, Inc.                                                    16,058    125,895
*   Powell Industries, Inc.                                       27,801  1,746,737
*   PowerSecure International, Inc.                               53,079    959,668
    Preformed Line Products Co.                                    6,300    529,326
    Primoris Services Corp.                                       46,364  1,207,319
#   Providence and Worcester Railroad Co.                          1,886     38,606
    Quad/Graphics, Inc.                                           12,491    436,186
*   Quality Distribution, Inc.                                    48,991    503,627
#   Quanex Building Products Corp.                                55,605    988,657
    Raven Industries, Inc.                                        25,464    849,479
*   RBC Bearings, Inc.                                            24,372  1,676,550
    RCM Technologies, Inc.                                        21,213    136,824
*   Republic Airways Holdings, Inc.                              122,600  1,444,228
    Resources Connection, Inc.                                    91,168  1,163,304
*   Roadrunner Transportation Systems, Inc.                       49,060  1,300,090
#*  RPX Corp.                                                     20,897    373,220
    RR Donnelley & Sons Co.                                       23,900    443,823
#*  Rush Enterprises, Inc. Class A                                44,304  1,267,980
*   Rush Enterprises, Inc. Class B                                18,930    460,188
*   Saia, Inc.                                                    61,297  1,993,991
    Schawk, Inc.                                                  56,309    823,238
    Servotronics, Inc.                                             4,083     34,461
    SIFCO Industries, Inc.                                        12,202    270,640
    Simpson Manufacturing Co., Inc.                               55,959  1,983,747
    SkyWest, Inc.                                                 60,966    916,929
    SL Industries, Inc.                                           14,437    389,799
*   Sparton Corp.                                                 25,636    676,534
*   Spirit Airlines, Inc.                                          9,093    392,363

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Standard Parking Corp.                                        28,849 $  763,633
#*  Standard Register Co. (The)                                    9,323     79,246
    Standex International Corp.                                   32,398  1,992,801
    Steelcase, Inc. Class A                                      164,056  2,688,878
*   Sterling Construction Co., Inc.                               29,272    281,011
    Sun Hydraulics Corp.                                          36,421  1,445,185
*   Supreme Industries, Inc. Class A                               6,592     40,343
#*  Swift Transportation Co.                                      91,199  1,987,226
    Sypris Solutions, Inc.                                        25,625     81,744
#   TAL International Group, Inc.                                 39,709  1,918,342
#*  Taser International, Inc.                                    117,616  2,090,036
#*  Team, Inc.                                                    41,375  1,542,874
#*  Tecumseh Products Co. Class A                                 16,716    130,385
*   Tecumseh Products Co. Class B                                  2,206     16,082
*   Teledyne Technologies, Inc.                                   14,770  1,311,871
    Tennant Co.                                                   16,581  1,006,301
#*  Tetra Tech, Inc.                                              61,747  1,613,449
#   Textainer Group Holdings, Ltd.                                44,841  1,699,474
*   Thermon Group Holdings, Inc.                                   9,152    215,164
#   Titan International, Inc.                                     69,401  1,006,315
#*  Titan Machinery, Inc.                                         46,619    822,359
    Toro Co. (The)                                                 7,915    466,510
*   TRC Cos., Inc.                                                47,541    365,590
#*  Trex Co., Inc.                                                26,108  1,833,304
*   Trimas Corp.                                                  57,015  2,158,588
    Triumph Group, Inc.                                           41,994  3,008,870
*   TrueBlue, Inc.                                                72,527  1,791,417
*   Tufco Technologies, Inc.                                       1,800      9,090
*   Tutor Perini Corp.                                            58,242  1,336,654
    Twin Disc, Inc.                                               24,798    641,524
*   Ultralife Corp.                                               41,641    162,400
    UniFirst Corp.                                                18,768  1,929,726
#*  United Rentals, Inc.                                          20,900  1,349,931
#   United Stationers, Inc.                                       55,448  2,464,109
    Universal Forest Products, Inc.                               26,813  1,418,944
*   Universal Security Instruments, Inc.                           1,120      5,348
    Universal Truckload Services, Inc.                            29,988    799,480
#*  US Airways Group, Inc.                                       133,986  2,943,672
    US Ecology, Inc.                                              38,359  1,363,662
*   USA Truck, Inc.                                               25,619    340,220
#   UTi Worldwide, Inc.                                           82,976  1,261,235
*   Versar, Inc.                                                  22,996    108,771
    Viad Corp.                                                    45,475  1,214,182
*   Vicor Corp.                                                   33,325    293,593
*   Virco Manufacturing Corp.                                     16,500     33,495
    VSE Corp.                                                      7,747    339,319
#*  Wabash National Corp.                                         37,707    439,664
    Watsco, Inc. Class B                                           1,348    128,909
    Watts Water Technologies, Inc. Class A                        40,117  2,317,960
#   Werner Enterprises, Inc.                                      72,299  1,674,445
*   Wesco Aircraft Holdings, Inc.                                 12,006    219,950
*   Willdan Group, Inc.                                            3,099     11,838

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
*   Willis Lease Finance Corp.                                    11,622 $    202,571
    Woodward, Inc.                                                10,773      431,890
*   Xerium Technologies, Inc.                                        796        9,544
*   XPO Logistics, Inc.                                           44,890      905,880
                                                                         ------------
Total Industrials                                                         332,540,618
                                                                         ------------
Information Technology -- (14.3%)
#*  3D Systems Corp.                                                 392       24,398
*   Accelrys, Inc.                                               129,844    1,214,041
#*  ACI Worldwide, Inc.                                           29,929    1,649,687
*   Active Network, Inc. (The)                                    33,593      485,083
*   Actuate Corp.                                                114,315      915,663
*   Acxiom Corp.                                                  84,993    2,824,317
*   ADDvantage Technologies Group, Inc.                           13,988       37,068
#   ADTRAN, Inc.                                                  20,994      492,939
*   Advanced Energy Industries, Inc.                              84,045    1,754,860
    Advent Software, Inc.                                         51,972    1,743,661
*   Aeroflex Holding Corp.                                        37,444      290,191
*   Aetrium, Inc.                                                  1,957        6,947
*   Agilysys, Inc.                                                35,556      417,783
*   Alpha & Omega Semiconductor, Ltd.                             10,275       75,624
    American Software, Inc. Class A                               55,346      484,278
#*  Amkor Technology, Inc.                                       133,735      710,133
*   Amtech Systems, Inc.                                          20,021      160,168
#*  ANADIGICS, Inc.                                              143,376      289,620
*   Anaren, Inc.                                                  33,884      846,422
*   Anixter International, Inc.                                   27,653    2,364,055
#   AOL, Inc.                                                     69,740    2,527,378
*   Applied Micro Circuits Corp.                                 112,311    1,309,546
*   ARRIS Group, Inc.                                            170,706    3,048,809
*   Aspen Technology, Inc.                                        18,271      698,500
    Astro-Med, Inc.                                                5,157       65,391
*   ATMI, Inc.                                                    47,820    1,307,399
#*  AVG Technologies NV                                            8,505      170,951
*   Aviat Networks, Inc.                                          79,456      163,679
*   Avid Technology, Inc.                                         74,541      555,330
    AVX Corp.                                                      7,337       97,215
#   Aware, Inc.                                                   31,813      166,382
*   Axcelis Technologies, Inc.                                   142,092      308,340
*   AXT, Inc.                                                     90,440      204,394
#   Badger Meter, Inc.                                            31,786    1,653,190
#*  Bankrate, Inc.                                                20,749      349,413
    Bel Fuse, Inc. Class A                                         4,111       84,769
    Bel Fuse, Inc. Class B                                        22,450      472,348
*   Benchmark Electronics, Inc.                                   66,556    1,512,818
    Black Box Corp.                                               33,789      846,077
#   Blackbaud, Inc.                                               33,893    1,220,148
#*  Blucora, Inc.                                                 98,115    2,318,457
#   Booz Allen Hamilton Holding Corp.                             37,228      737,114
#*  Bottomline Technologies de, Inc.                              37,887    1,190,410
*   BroadVision, Inc.                                             10,395      100,728
    Brooks Automation, Inc.                                       89,863      866,279

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                    SHARES    VALUE+
                                                                    ------- ----------
Information Technology -- (Continued)
*      Bsquare Corp.                                                 21,382 $   68,850
*      BTU International, Inc.                                       20,546     68,007
*      Cabot Microelectronics Corp.                                  26,550  1,085,630
#*     CACI International, Inc. Class A                              36,419  2,621,440
*      CalAmp Corp.                                                  79,314  1,866,258
*      Calix, Inc.                                                   88,675    901,825
*      Cardtronics, Inc.                                             36,776  1,443,458
*      Cascade Microtech, Inc.                                       20,463    209,541
#      Cass Information Systems, Inc.                                23,268  1,333,954
*      Ceva, Inc.                                                    37,919    543,379
*      Checkpoint Systems, Inc.                                      64,922  1,104,972
*      ChyronHego Corp.                                               1,300      1,950
*      CIBER, Inc.                                                  145,554    473,051
*      Ciena Corp.                                                   23,041    536,164
#*     Cirrus Logic, Inc.                                           109,053  2,446,059
#*     Clearfield, Inc.                                              30,926    458,942
       Cognex Corp.                                                  79,688  2,490,250
       Coherent, Inc.                                                24,131  1,597,231
       Cohu, Inc.                                                    54,623    522,196
(d)#*  Commerce One LLC                                               1,966         --
       Communications Systems, Inc.                                  22,540    257,181
*      CommVault Systems, Inc.                                        2,352    183,644
       Computer Task Group, Inc.                                     45,193    774,156
       Compuware Corp.                                               57,557    614,709
*      comScore, Inc.                                                11,035    294,855
       Comtech Telecommunications Corp.                              31,096    933,502
*      Comverse, Inc.                                                14,496    457,784
       Concurrent Computer Corp.                                     22,603    166,584
*      Constant Contact, Inc.                                        18,326    474,827
       Convergys Corp.                                              170,395  3,363,597
*      CoreLogic, Inc.                                               78,619  2,615,654
*      CoStar Group, Inc.                                            31,675  5,606,158
*      Cray, Inc.                                                    93,041  2,080,397
#*     Crexendo, Inc.                                                 6,053     18,764
       CSG Systems International, Inc.                               71,089  1,980,540
       CSP, Inc.                                                      1,770     13,381
       CTS Corp.                                                     68,434  1,274,241
*      CyberOptics Corp.                                             22,727    115,226
       Daktronics, Inc.                                              87,162  1,042,458
*      Datalink Corp.                                                46,119    473,642
#*     Dataram Corp.                                                  2,522      6,154
*      Dealertrack Technologies, Inc.                                46,820  1,746,386
#*     Demand Media, Inc.                                            27,534    131,613
#*     Dice Holdings, Inc.                                          130,262    961,334
#      Diebold, Inc.                                                 37,200  1,114,512
*      Digi International, Inc.                                      57,051    575,074
       Digimarc Corp.                                                17,348    365,349
*      Digital River, Inc.                                           47,802    852,788
*      Diodes, Inc.                                                  42,504  1,029,447
*      Dot Hill Systems Corp.                                        99,183    287,631
*      DSP Group, Inc.                                               50,499    376,218
#*     DTS, Inc.                                                     39,034    780,680

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   Dynamics Research Corp.                                       24,349 $  180,183
#   EarthLink, Inc.                                              102,590    519,105
#   Ebix, Inc.                                                    42,888    488,065
*   Edgewater Technology, Inc.                                    10,739     73,562
    Electro Rent Corp.                                            56,344  1,022,080
    Electro Scientific Industries, Inc.                           58,639    702,495
*   Electronics for Imaging, Inc.                                 66,627  2,285,972
#*  Ellie Mae, Inc.                                                8,341    241,055
#   eMagin Corp.                                                  28,111     77,305
#*  Emcore Corp.                                                  40,797    217,448
*   Emulex Corp.                                                 133,492  1,005,195
*   Entegris, Inc.                                                97,311  1,007,169
#*  Entropic Communications, Inc.                                160,198    685,647
*   Envestnet, Inc.                                               21,270    772,101
*   EPAM Systems, Inc.                                               299     11,204
    EPIQ Systems, Inc.                                            71,634  1,071,645
    ePlus, Inc.                                                   19,530  1,061,651
*   Euronet Worldwide, Inc.                                       56,870  2,468,158
*   Exar Corp.                                                   114,576  1,321,061
*   ExlService Holdings, Inc.                                     35,150  1,016,187
*   Extreme Networks                                             222,850  1,194,476
*   Fabrinet                                                      36,502    611,044
    Fair Isaac Corp.                                              47,990  2,748,867
#*  Fairchild Semiconductor International, Inc.                  159,859  2,025,414
*   FalconStor Software, Inc.                                      4,800      7,104
*   FARO Technologies, Inc.                                       32,318  1,535,105
    FEI Co.                                                       43,300  3,857,164
*   Finisar Corp.                                                 89,658  2,063,031
*   FormFactor, Inc.                                              98,336    513,314
    Forrester Research, Inc.                                      35,124  1,363,162
    Frequency Electronics, Inc.                                   19,508    216,734
#*  GigOptix, Inc.                                                   700        980
*   Global Cash Access Holdings, Inc.                            164,108  1,362,096
*   Globecomm Systems, Inc.                                       59,230    830,997
*   GSE Systems, Inc.                                             33,450     56,865
*   GSI Group, Inc.                                               65,199    650,686
*   GSI Technology, Inc.                                          61,196    429,596
#*  GT Advanced Technologies, Inc.                                57,131    428,483
#*  Guidance Software, Inc.                                       18,631    162,835
    Hackett Group, Inc. (The)                                     96,523    687,244
*   Harmonic, Inc.                                               147,910  1,081,222
*   Hauppauge Digital, Inc.                                        3,727      1,316
#   Heartland Payment Systems, Inc.                               30,816  1,246,507
*   Higher One Holdings, Inc.                                      9,439     75,040
*   Hittite Microwave Corp.                                       17,786  1,136,348
*   Hutchinson Technology, Inc.                                   52,415    194,984
*   ID Systems, Inc.                                              23,495    122,174
*   Identive Group, Inc.                                          91,169     58,339
#*  IEC Electronics Corp.                                         23,686    101,850
*   iGATE Corp.                                                   90,377  2,877,604
#*  iGO, Inc.                                                      1,539      4,509
*   Imation Corp.                                                 30,981    144,062

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   Immersion Corp.                                               52,227 $  664,327
#*  Infinera Corp.                                                75,164    767,424
*   Innodata, Inc.                                                59,616    143,078
*   Inphi Corp.                                                   31,556    465,135
*   Insight Enterprises, Inc.                                     59,890  1,261,882
*   Integrated Device Technology, Inc.                           216,250  2,300,900
*   Integrated Silicon Solution, Inc.                             66,179    713,410
*   Intellicheck Mobilisa, Inc.                                   40,531     18,239
*   Interactive Intelligence Group, Inc.                          23,823  1,463,923
    InterDigital, Inc.                                             6,002    232,578
*   Internap Network Services Corp.                              132,556    963,682
*   International Rectifier Corp.                                 94,276  2,454,947
*   Interphase Corp.                                              15,755     64,123
#   Intersil Corp. Class A                                       199,254  2,223,675
*   Intevac, Inc.                                                 40,992    209,059
*   IntraLinks Holdings, Inc.                                     22,442    233,172
*   IntriCon Corp.                                                16,201     71,770
#   IPG Photonics Corp.                                            3,925    260,110
*   Iteris, Inc.                                                  58,990    120,930
#*  Itron, Inc.                                                   38,870  1,658,583
*   Ixia                                                          83,339  1,181,747
    IXYS Corp.                                                    70,033    814,484
#   j2 Global, Inc.                                               44,334  2,437,483
#*  Kemet Corp.                                                   59,055    334,842
*   Key Tronic Corp.                                              30,100    326,585
*   Kopin Corp.                                                  145,834    535,211
*   Kulicke & Soffa Industries, Inc.                             117,585  1,516,847
*   KVH Industries, Inc.                                          35,615    489,350
*   Lattice Semiconductor Corp.                                  253,404  1,299,963
    Lender Processing Services, Inc.                              43,342  1,496,166
#   Lexmark International, Inc. Class A                           64,485  2,292,442
*   LGL Group, Inc. (The)                                          5,074     30,140
*   Limelight Networks, Inc.                                     204,762    393,143
#*  Lionbridge Technologies, Inc.                                 66,441    289,683
#*  Liquidity Services, Inc.                                      43,203  1,128,030
    Littelfuse, Inc.                                              28,600  2,431,858
*   LogMeIn, Inc.                                                  1,186     38,308
*   LoJack Corp.                                                  42,858    187,718
*   LTX-Credence Corp.                                            96,198    589,694
*   Magnachip Semiconductor Corp.                                 91,798  1,715,705
*   Manhattan Associates, Inc.                                    20,190  2,150,437
#   ManTech International Corp. Class A                           16,430    459,054
    Marchex, Inc. Class B                                         53,747    479,423
#*  Mattersight Corp.                                             13,991     59,182
*   Mattson Technology, Inc.                                     132,667    392,694
    MAXIMUS, Inc.                                                 64,564  3,128,126
*   MaxLinear, Inc. Class A                                       18,491    160,132
#*  Maxwell Technologies, Inc.                                    34,742    260,565
*   Measurement Specialties, Inc.                                 36,932  2,058,220
    Mentor Graphics Corp.                                        201,941  4,458,857
#*  Mercury Systems, Inc.                                         55,881    515,223
#*  Meru Networks, Inc.                                            1,036      3,118

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
#   Mesa Laboratories, Inc.                                        6,345 $  441,802
    Methode Electronics, Inc.                                     89,235  2,282,631
    Micrel, Inc.                                                  99,082    911,554
*   Microsemi Corp.                                               87,226  2,191,989
#*  Mindspeed Technologies, Inc.                                  92,934    268,579
    MKS Instruments, Inc.                                         64,787  1,920,287
    MOCON, Inc.                                                   11,568    161,374
*   ModusLink Global Solutions, Inc.                              84,702    348,972
*   MoneyGram International, Inc.                                  9,596    202,572
    Monolithic Power Systems, Inc.                                67,412  2,146,398
    Monotype Imaging Holdings, Inc.                               71,866  2,028,059
#*  Monster Worldwide, Inc.                                       56,927    245,925
#*  MoSys, Inc.                                                   68,560    301,664
*   Move, Inc.                                                    91,290  1,549,191
#   MTS Systems Corp.                                             19,647  1,283,342
*   Multi-Fineline Electronix, Inc.                               36,866    494,373
*   Nanometrics, Inc.                                             50,029    929,539
*   NAPCO Security Technologies, Inc.                             40,293    226,447
*   NCI, Inc. Class A                                             13,413     76,454
#*  NeoPhotonics Corp.                                             3,100     21,979
#*  NETGEAR, Inc.                                                 41,819  1,202,714
#*  Netlist, Inc.                                                 48,220     39,555
*   Netscout Systems, Inc.                                        64,833  1,836,071
*   Newport Corp.                                                 69,913  1,109,519
    NIC, Inc.                                                     20,171    496,610
*   Novatel Wireless, Inc.                                        73,082    223,996
#*  Numerex Corp. Class A                                         34,182    403,689
#*  Oclaro, Inc.                                                  44,433     90,643
*   Official Payments Holdings, Inc.                              32,296    269,349
*   OmniVision Technologies, Inc.                                 89,415  1,252,704
#*  Onvia, Inc.                                                    3,803     18,635
*   OpenTable, Inc.                                                7,812    542,778
*   Oplink Communications, Inc.                                   48,674    888,301
    Optical Cable Corp.                                           17,561     70,068
*   OSI Systems, Inc.                                             29,110  2,120,372
#*  Pandora Media, Inc.                                           58,392  1,467,391
*   PAR Technology Corp.                                          32,181    178,926
    Park Electrochemical Corp.                                    33,564    941,470
    PC Connection, Inc.                                           61,775  1,234,882
    PC-Tel, Inc.                                                  39,723    365,849
*   PCM, Inc.                                                     28,324    297,968
*   PDF Solutions, Inc.                                           49,133  1,128,585
    Perceptron, Inc.                                              24,048    336,432
*   Perficient, Inc.                                              83,237  1,505,757
*   Performance Technologies, Inc.                                25,604     79,372
*   Pericom Semiconductor Corp.                                   55,754    450,492
#*  Photronics, Inc.                                             150,307  1,262,579
#*  Pixelworks, Inc.                                              33,255    150,645
*   Planar Systems, Inc.                                          29,908     62,508
    Plantronics, Inc.                                             41,400  1,777,716
*   Plexus Corp.                                                  46,550  1,781,934
*   PLX Technology, Inc.                                          25,471    153,845

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   PMC - Sierra, Inc.                                           258,477 $1,517,260
#*  Polycom, Inc.                                                112,835  1,173,484
    Power Integrations, Inc.                                      32,553  1,869,844
*   PRGX Global, Inc.                                             59,283    425,652
#*  Procera Networks, Inc.                                        19,180    271,397
*   Progress Software Corp.                                       77,464  2,010,965
*   PROS Holdings, Inc.                                           10,085    356,505
#   QAD, Inc. Class A                                             24,504    365,600
#   QAD, Inc. Class B                                              6,515     82,089
*   QLIK Technologies, Inc.                                       10,209    258,696
*   QLogic Corp.                                                 117,066  1,445,765
*   Qualstar Corp.                                                12,400     16,244
#*  QuinStreet, Inc.                                              11,713    104,129
*   Qumu Corp.                                                    21,930    328,511
*   Radisys Corp.                                                 48,523    146,539
#*  Rambus, Inc.                                                  64,861    566,885
*   RealD, Inc.                                                    9,865     68,266
*   RealNetworks, Inc.                                            69,142    530,319
*   Reis, Inc.                                                    15,451    277,964
*   Relm Wireless Corp.                                           29,676     78,048
#*  Remark Media, Inc.                                            14,739     51,439
*   Responsys, Inc.                                               36,388    594,580
    RF Industries, Ltd.                                            5,082     46,704
*   RF Micro Devices, Inc.                                       279,572  1,467,753
    Richardson Electronics, Ltd.                                  30,460    350,899
#*  Riverbed Technology, Inc.                                     59,203    877,388
*   Rofin-Sinar Technologies, Inc.                                36,445    956,681
*   Rogers Corp.                                                  24,439  1,489,801
*   Rosetta Stone, Inc.                                           44,961    682,508
*   Rovi Corp.                                                    65,626  1,099,892
#*  Rubicon Technology, Inc.                                      44,265    380,679
#*  Rudolph Technologies, Inc.                                    78,100    827,860
#*  Saba Software, Inc.                                            8,099     93,948
*   Sanmina Corp.                                                130,667  1,902,512
*   Sapient Corp.                                                114,211  1,805,676
*   ScanSource, Inc.                                              29,913  1,150,454
*   Scientific Learning Corp.                                     26,056     12,895
*   Seachange International, Inc.                                 75,765  1,075,105
*   Selectica, Inc.                                                1,042      7,065
*   Semtech Corp.                                                 65,709  2,044,207
#*  ServiceSource International, Inc.                             22,437    242,768
*   Sevcon, Inc.                                                   4,832     22,952
*   ShoreTel, Inc.                                                94,678    752,690
*   Sigma Designs, Inc.                                           50,803    276,368
#*  Silicon Graphics International Corp.                          38,705    494,263
*   Silicon Image, Inc.                                          204,281  1,072,475
*   Silicon Laboratories, Inc.                                    26,414  1,062,371
*   Smith Micro Software, Inc.                                    56,638     45,877
*   SMTC Corp.                                                    10,494     20,463
#*  Sonus Networks, Inc.                                         243,700    731,100
#*  Spansion, Inc. Class A                                        33,519    401,222
#*  Spark Networks, Inc.                                          32,551    233,065

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
#*  Speed Commerce, Inc.                                          73,810 $  270,883
*   SS&C Technologies Holdings, Inc.                              31,641  1,243,491
*   Stamps.com, Inc.                                              36,211  1,645,428
*   StarTek, Inc.                                                 25,558    159,993
*   Stratasys, Ltd.                                               11,636  1,317,544
#*  SunPower Corp.                                                20,122    607,483
*   Super Micro Computer, Inc.                                    52,225    726,972
    Supertex, Inc.                                                26,988    688,464
*   support.com, Inc.                                            105,085    468,679
*   Sykes Enterprises, Inc.                                       51,985    973,159
*   Symmetricom, Inc.                                             94,240    675,701
#*  Synaptics, Inc.                                               27,717  1,288,841
*   Synchronoss Technologies, Inc.                                17,173    594,529
*   SYNNEX Corp.                                                  63,951  3,920,196
*   Take-Two Interactive Software, Inc.                           86,971  1,557,651
*   Tech Data Corp.                                               30,421  1,583,717
*   TeleCommunication Systems, Inc. Class A                      114,939    262,061
*   Telenav, Inc.                                                 58,543    424,437
*   TeleTech Holdings, Inc.                                       62,869  1,664,142
    Tellabs, Inc.                                                254,909    621,978
#   Tessco Technologies, Inc.                                     19,593    694,180
    Tessera Technologies, Inc.                                    67,342  1,280,845
*   TheStreet, Inc.                                               73,298    172,250
    Transact Technologies, Inc.                                   21,556    297,257
*   Travelzoo, Inc.                                                4,818    103,732
*   Trio Tech International                                          400      1,340
*   TriQuint Semiconductor, Inc.                                 232,009  1,839,831
*   Trulia, Inc.                                                  10,488    419,205
    TSR, Inc.                                                        300      1,017
*   TTM Technologies, Inc.                                        87,565    766,194
#*  Tyler Technologies, Inc.                                      34,175  3,305,064
*   Ultimate Software Group, Inc.                                  2,656    410,299
*   Ultra Clean Holdings                                          37,965    353,454
#*  Ultratech, Inc.                                               36,610    870,952
#*  Unisys Corp.                                                  39,168  1,032,077
    United Online, Inc.                                          222,900  1,925,856
*   USA Technologies, Inc.                                        42,977     82,086
*   UTStarcom Holdings Corp.                                      25,752     72,106
#*  ValueClick, Inc.                                              93,902  1,803,857
#*  Veeco Instruments, Inc.                                       44,977  1,313,778
*   Verint Systems, Inc.                                          40,837  1,491,367
#*  ViaSat, Inc.                                                  25,352  1,676,274
#*  Viasystems Group, Inc.                                        29,280    439,200
*   Vicon Industries, Inc.                                        12,267     36,188
*   Video Display Corp.                                           29,556    106,993
*   Virtusa Corp.                                                 62,617  1,946,136
#*  Vishay Intertechnology, Inc.                                 228,809  2,807,486
*   Vishay Precision Group, Inc.                                  22,019    361,112
#*  VistaPrint NV                                                 35,640  1,926,342
*   Vocus, Inc.                                                    7,642     66,103
    Wayside Technology Group, Inc.                                12,677    166,069
#*  Web.com Group, Inc.                                           45,176  1,217,493

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Information Technology -- (Continued)
#*  WebMD Health Corp.                                            18,247 $    642,659
#*  Westell Technologies, Inc. Class A                           119,124      427,655
*   WEX, Inc.                                                      4,310      402,339
*   XO Group, Inc.                                                64,966      901,728
    Xyratex, Ltd.                                                 65,899      655,036
*   Zebra Technologies Corp. Class A                              42,318    2,044,383
*   Zix Corp.                                                    122,482      499,727
*   Zygo Corp.                                                    44,558      687,976
*   Zynga, Inc. Class A                                          596,255    2,140,555
                                                                         ------------
Total Information Technology                                              317,491,321
                                                                         ------------
Materials -- (4.5%)
    A Schulman, Inc.                                              39,305    1,301,782
#*  AEP Industries, Inc.                                          15,313      909,898
#*  AM Castle & Co.                                               44,037      630,169
#   AMCOL International Corp.                                     33,527    1,075,546
*   American Pacific Corp.                                        15,549      707,790
    American Vanguard Corp.                                       64,951    1,695,221
#*  Arabian American Development Co.                              15,657      142,479
    Axiall Corp.                                                  31,063    1,208,040
    Balchem Corp.                                                 26,831    1,536,343
    Cabot Corp.                                                    4,508      210,118
*   Calgon Carbon Corp.                                           57,003    1,137,210
#   Carpenter Technology Corp.                                    22,096    1,310,956
*   Century Aluminum Co.                                         128,557    1,115,875
#   Chase Corp.                                                   19,295      583,867
*   Chemtura Corp.                                                65,682    1,609,209
*   Clearwater Paper Corp.                                        22,117    1,154,950
*   Coeur Mining Inc                                              27,200      332,112
    Commercial Metals Co.                                        167,177    3,069,370
*   Contango ORE, Inc.                                             2,399       22,071
*   Continental Materials Corp.                                    1,135       19,851
*   Core Molding Technologies, Inc.                               24,525      264,870
    Deltic Timber Corp.                                           10,217      652,662
    Eagle Materials, Inc.                                         43,815    3,286,563
*   Ferro Corp.                                                   72,842      934,563
#*  Flotek Industries, Inc.                                       39,200      838,096
    Friedman Industries, Inc.                                     15,233      151,111
    FutureFuel Corp.                                              28,133      489,796
#*  General Moly, Inc.                                           194,739      319,372
#   Globe Specialty Metals, Inc.                                  41,730      731,944
#*  Golden Minerals Co.                                            3,249        2,502
*   Graphic Packaging Holding Co.                                274,844    2,308,690
    Greif, Inc. Class A                                            5,000      267,450
    Hawkins, Inc.                                                 22,677      816,599
    Haynes International, Inc.                                    22,213    1,197,281
    HB Fuller Co.                                                 55,958    2,678,709
#*  Headwaters, Inc.                                             115,736    1,010,375
#   Hecla Mining Co.                                                 518        1,616
#*  Horsehead Holding Corp.                                       89,222    1,294,611
    Innophos Holdings, Inc.                                       31,295    1,568,505
    Innospec, Inc.                                                34,589    1,593,169

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                    SHARES     VALUE+
                                                                    ------- ------------
Materials -- (Continued)
#      Kaiser Aluminum Corp.                                         24,077 $  1,623,994
       KapStone Paper and Packaging Corp.                            76,202    3,959,456
       KMG Chemicals, Inc.                                           27,369      546,833
       Koppers Holdings, Inc.                                        16,148      718,747
*      Kraton Performance Polymers, Inc.                             25,135      534,621
*      Landec Corp.                                                  62,597      733,011
*      Louisiana-Pacific Corp.                                      183,497    3,121,284
*      LSB Industries, Inc.                                          32,790    1,204,049
       Materion Corp.                                                42,709    1,273,155
#*     McEwen Mining, Inc.                                           53,411      114,300
#*     Mercer International, Inc.                                    90,527      724,216
       Minerals Technologies, Inc.                                   44,730    2,533,060
#*     Mines Management, Inc.                                        23,303       13,982
       Myers Industries, Inc.                                        89,037    1,586,639
       Neenah Paper, Inc.                                            37,182    1,529,667
#      NewMarket Corp.                                                4,561    1,420,113
       Noranda Aluminum Holding Corp.                                45,616      124,076
#*     Northern Technologies International Corp.                      7,993      135,961
#      Olin Corp.                                                    95,706    2,154,342
       Olympic Steel, Inc.                                           24,946      682,772
*      OM Group, Inc.                                                39,000    1,326,000
*      OMNOVA Solutions, Inc.                                        96,462      839,219
*      Penford Corp.                                                 25,828      351,261
       PH Glatfelter Co.                                             71,213    1,865,781
       PolyOne Corp.                                                131,230    3,976,269
       Quaker Chemical Corp.                                         33,824    2,567,580
*      Resolute Forest Products, Inc.                                12,487      199,667
*      RTI International Metals, Inc.                                40,049    1,357,661
#      Schnitzer Steel Industries, Inc. Class A                      28,770      835,481
       Schweitzer-Mauduit International, Inc.                        49,148    3,041,278
#*     Senomyx, Inc.                                                    600        2,220
       Sensient Technologies Corp.                                   41,327    2,154,376
       Stepan Co.                                                    23,206    1,366,137
*      Stillwater Mining Co.                                         97,521    1,063,954
*      SunCoke Energy, Inc.                                          44,714      894,280
       Synalloy Corp.                                                15,685      252,372
#*     Texas Industries, Inc.                                        44,165    2,371,660
       Tredegar Corp.                                                30,500      891,210
       Tronox, Ltd. Class A                                           3,545       81,854
*      United States Lime & Minerals, Inc.                           12,780      710,057
#*     Universal Stainless & Alloy Products, Inc.                    17,848      576,847
#      Wausau Paper Corp.                                           129,988    1,520,860
       Westlake Chemical Corp.                                       19,356    2,079,222
       Worthington Industries, Inc.                                  82,330    3,337,658
       Zep, Inc.                                                     46,908      933,000
*      Zoltek Cos., Inc.                                             74,271    1,240,326
                                                                            ------------
Total Materials                                                              100,751,849
                                                                            ------------
Other -- (0.0%)
(d)*   Allen Organ Co. Escrow Shares                                    700           --
(d)#*  Gerber Scientific, Inc. Escrow Shares                         58,381           --
(d)*   Petrocorp, Inc. Escrow Shares                                  5,200          312

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                    SHARES    VALUE+
                                                                    ------- -----------
Other -- (Continued)
(d)*   Price Communications Liquidation Trust                        68,586 $        --
(d)#*  Trius Therapeutics, Inc. Contingent Value Rights               6,973          --
                                                                            -----------
Total Other                                                                         312
                                                                            -----------
Real Estate Investment Trusts -- (0.0%)
       Geo Group, Inc. (The)                                          2,790      98,403
                                                                            -----------
Telecommunication Services -- (0.6%)
#*     8x8, Inc.                                                     64,747     742,000
       Alaska Communications Systems Group, Inc.                     36,715      90,319
#      Alteva                                                         6,834      52,280
       Atlantic Tele-Network, Inc.                                   26,846   1,487,805
#*     Boingo Wireless, Inc.                                          6,442      43,677
*      Cbeyond, Inc.                                                 33,970     218,767
*      Cincinnati Bell, Inc.                                        245,250     701,415
#      Consolidated Communications Holdings, Inc.                    56,694   1,056,209
*      General Communication, Inc. Class A                           92,715     881,720
#*     Hawaiian Telcom Holdco, Inc.                                   3,202      85,109
#      HickoryTech Corp.                                             34,398     460,245
       IDT Corp. Class B                                             53,817   1,178,054
       Inteliquent, Inc.                                             86,522   1,111,808
#*     Iridium Communications, Inc.                                 112,323     677,308
       Lumos Networks Corp.                                          22,739     500,485
       NTELOS Holdings Corp.                                         19,643     374,003
*      ORBCOMM, Inc.                                                 95,669     576,884
*      Premiere Global Services, Inc.                               122,592   1,104,554
       PTGi Holding, Inc.                                             7,442      26,196
#      Shenandoah Telecommunications Co.                             37,763   1,047,168
*      Straight Path Communications, Inc. Class B                    21,984     120,033
       USA Mobility, Inc.                                            49,865     743,986
*      Vonage Holdings Corp.                                        314,095   1,171,574
                                                                            -----------
Total Telecommunication Services                                             14,451,599
                                                                            -----------
Utilities -- (1.9%)
       ALLETE, Inc.                                                  49,187   2,485,419
       American States Water Co.                                     41,734   1,188,584
#      Artesian Resources Corp. Class A                              17,365     397,658
       Avista Corp.                                                  70,665   1,963,780
       Black Hills Corp.                                             52,490   2,662,293
#*     Cadiz, Inc.                                                    1,246       6,417
       California Water Service Group                                38,695     843,551
       Chesapeake Utilities Corp.                                    22,105   1,202,733
       Cleco Corp.                                                   10,981     508,860
       Connecticut Water Service, Inc.                               20,021     641,673
       Consolidated Water Co., Ltd.                                  22,624     340,265
#      Delta Natural Gas Co., Inc.                                   17,638     393,680
*      Dynegy, Inc.                                                  10,994     213,613
       El Paso Electric Co.                                          49,500   1,740,915
       Empire District Electric Co. (The)                            47,790   1,074,797
#      Gas Natural, Inc.                                             18,750     186,938
*      Genie Energy, Ltd. Class B                                    44,919     464,013
       IDACORP, Inc.                                                  7,995     412,542

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                     SHARES        VALUE+
                                                                    ---------- --------------
Utilities -- (Continued)
       Laclede Group, Inc. (The)                                        31,340 $    1,475,174
       MGE Energy, Inc.                                                 27,184      1,530,731
       Middlesex Water Co.                                              34,446        714,066
       New Jersey Resources Corp.                                       33,082      1,522,764
#      Northwest Natural Gas Co.                                        22,506        977,436
       NorthWestern Corp.                                               45,335      2,078,156
#      Ormat Technologies, Inc.                                         24,410        636,369
#      Otter Tail Corp.                                                 40,694      1,213,902
       PNM Resources, Inc.                                              99,252      2,374,108
       Portland General Electric Co.                                    13,115        376,401
       RGC Resources, Inc.                                              13,188        245,561
       SJW Corp.                                                        41,520      1,172,110
#      South Jersey Industries, Inc.                                    35,408      2,108,546
       Southwest Gas Corp.                                              17,562        952,914
#*     Synthesis Energy Systems, Inc.                                   52,632         34,842
#      UIL Holdings Corp.                                               49,500      1,906,740
#      Unitil Corp.                                                     30,882        933,254
       UNS Energy Corp.                                                 42,765      2,116,012
       WGL Holdings, Inc.                                               36,505      1,643,090
#      York Water Co.                                                   25,979        538,025
                                                                               --------------
Total Utilities                                                                    41,277,932
                                                                               --------------
TOTAL COMMON STOCKS                                                             1,859,769,489
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
(d)#*  Caesars Entertainment Corp. Rights 11/02/13                       4,060          9,297
(d)*   Capital Bank Corp. Contingent Value Rights                        3,283             --
(d)*   CVR Energy, Inc. Contingent Value Rights                         93,364             --
(d)*   LGL Group Inc (The) Warrants 08/06/18                            25,370          2,537
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                  20,175             --
(d)*   Tejon Ranch Co. Warrants 8/31/16                                  5,443         29,120
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                  40,954
                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
       State Street Institutional Liquid Reserves, 0.073%           14,259,652     14,259,652
                                                                               --------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)
                                                                    ----------
SECURITIES LENDING COLLATERAL -- (15.9%)
(S)@   DFA Short Term Investment Fund                               30,591,167    353,939,799
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,383,695,646)                            $2,228,009,894
                                                                               ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE+
                                                                 ------- ----------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (13.4%)
*   1-800-Flowers.com, Inc. Class A                               19,117 $  103,805
    Aaron's, Inc.                                                 50,022  1,419,124
#   Abercrombie & Fitch Co. Class A                               43,637  1,635,515
    Advance Auto Parts, Inc.                                       3,500    347,130
#*  Aeropostale, Inc.                                             55,059    511,498
*   AFC Enterprises, Inc.                                          9,402    419,141
    AH Belo Corp. Class A                                         11,610     93,344
    Allison Transmission Holdings, Inc.                           11,519    280,488
*   Amazon.com, Inc.                                              14,300  5,205,629
    Ambassadors Group, Inc.                                        9,192     33,918
*   AMC Networks, Inc. Class A                                    16,215  1,136,509
    Amcon Distributing Co.                                           116      9,338
*   America's Car-Mart, Inc.                                       6,200    283,588
*   American Axle & Manufacturing Holdings, Inc.                   9,760    181,634
    American Eagle Outfitters, Inc.                              115,622  1,790,985
#*  American Public Education, Inc.                               12,295    492,169
*   ANN, Inc.                                                     29,594  1,046,444
*   Apollo Group, Inc. Class A                                    45,794  1,222,242
    Arctic Cat, Inc.                                               9,063    474,901
    Ark Restaurants Corp.                                          2,015     42,718
*   Asbury Automotive Group, Inc.                                 21,501  1,033,123
*   Ascena Retail Group, Inc.                                     99,092  1,961,031
*   Ascent Capital Group, Inc. Class A                             8,599    725,928
#   Autoliv, Inc.                                                 19,907  1,776,302
#*  AutoNation, Inc.                                              47,039  2,268,691
*   AutoZone, Inc.                                                 2,600  1,130,194
*   Ballantyne Strong, Inc.                                        7,721     38,528
#*  Bally Technologies, Inc.                                      18,899  1,382,273
#*  Barnes & Noble, Inc.                                          41,372    584,586
    Bassett Furniture Industries, Inc.                             6,115     85,610
    Beasley Broadcasting Group, Inc. Class A                       2,443     21,181
*   Beazer Homes USA, Inc.                                         9,480    172,252
#   bebe stores, Inc.                                             55,179    332,729
*   Bed Bath & Beyond, Inc.                                       22,200  1,716,504
    Belo Corp. Class A                                            64,234    881,933
    Best Buy Co., Inc.                                            82,954  3,550,431
    Big 5 Sporting Goods Corp.                                    15,059    284,766
*   Big Lots, Inc.                                                40,885  1,486,579
*   Biglari Holdings, Inc.                                         1,275    555,926
#*  BJ's Restaurants, Inc.                                        19,664    532,108
#*  Blue Nile, Inc.                                                2,200     90,354
#   Blyth, Inc.                                                   10,298    142,215
    Bob Evans Farms, Inc.                                         19,700  1,124,673
*   Body Central Corp.                                             5,492     30,755
#   Bon-Ton Stores, Inc. (The)                                     9,305    106,542
#*  Books-A-Million, Inc.                                          7,576     19,016
    BorgWarner, Inc.                                              21,107  2,176,765
    Bowl America, Inc. Class A                                     1,280     18,400
*   Boyd Gaming Corp.                                             35,300    372,768
*   Bravo Brio Restaurant Group, Inc.                             13,934    208,035
#*  Bridgepoint Education, Inc.                                   27,398    537,001

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
#   Brinker International, Inc.                                   28,231 $ 1,254,021
    Brown Shoe Co., Inc.                                          31,203     700,195
    Brunswick Corp.                                               10,869     490,518
#   Buckle, Inc. (The)                                            14,000     685,160
#*  Buffalo Wild Wings, Inc.                                       9,647   1,375,469
*   Build-A-Bear Workshop, Inc.                                   11,127      87,458
#*  Cabela's, Inc.                                                43,917   2,605,156
    Cablevision Systems Corp. Class A                             54,945     854,395
*   Cache, Inc.                                                    9,167      55,277
#*  Caesars Entertainment Corp.                                   53,883     938,642
#   Callaway Golf Co.                                             47,543     400,787
*   Cambium Learning Group, Inc.                                  38,040      55,538
    Canterbury Park Holding Corp.                                    200       2,262
*   Capella Education Co.                                          8,870     540,360
*   Career Education Corp.                                        48,566     266,142
#*  CarMax, Inc.                                                  52,548   2,469,231
*   Carmike Cinemas, Inc.                                         15,587     356,786
    Carnival Corp.                                               118,459   4,104,604
    Carriage Services, Inc.                                        9,746     195,797
*   Carrols Restaurant Group, Inc.                                14,565      84,477
#   Carter's, Inc.                                                32,552   2,250,971
    Cato Corp. (The) Class A                                      19,051     570,958
#*  Cavco Industries, Inc.                                         4,904     287,227
    CBS Corp. Class A                                              7,638     451,482
    CBS Corp. Class B                                            191,185  11,306,681
    CEC Entertainment, Inc.                                       11,193     518,796
#*  Central European Media Enterprises, Ltd. Class A               1,600       4,912
#*  Charles & Colvard, Ltd.                                       12,152      64,527
*   Charter Communications, Inc. Class A                           5,215     700,062
#   Cheesecake Factory, Inc. (The)                                37,930   1,792,192
    Cherokee, Inc.                                                 2,045      28,057
    Chico's FAS, Inc.                                             91,885   1,575,828
*   Children's Place Retail Stores, Inc. (The)                    16,085     878,080
*   Chipotle Mexican Grill, Inc.                                   5,000   2,634,850
#   Choice Hotels International, Inc.                             18,102     843,372
*   Christopher & Banks Corp.                                     16,842      97,178
    Churchill Downs, Inc.                                         11,574     994,322
    Cinemark Holdings, Inc.                                       67,507   2,214,905
*   Citi Trends, Inc.                                             10,014     147,006
*   Clear Channel Outdoor Holdings, Inc. Class A                  22,155     188,318
    Coach, Inc.                                                   15,500     785,540
*   Cobra Electronics Corp.                                        2,859       8,320
#*  Coldwater Creek, Inc.                                          5,123       5,123
#   Collectors Universe                                            4,045      67,349
    Columbia Sportswear Co.                                       22,014   1,472,076
    Comcast Corp. Class A                                        456,217  21,706,805
    Comcast Corp. Special Class A                                154,874   7,170,666
#*  Conn's, Inc.                                                  23,510   1,420,944
#   Cooper Tire & Rubber Co.                                      43,496   1,131,331
    Core-Mark Holding Co., Inc.                                    7,842     554,665
#*  Corinthian Colleges, Inc.                                     51,768     110,784
    Cracker Barrel Old Country Store, Inc.                        12,320   1,353,598

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Crocs, Inc.                                                   61,812 $  752,870
*   Crown Media Holdings, Inc. Class A                             2,100      6,972
    CSS Industries, Inc.                                             200      5,178
#   CST Brands, Inc.                                              19,046    614,043
    CTC Media, Inc.                                              104,371  1,319,249
    Culp, Inc.                                                     7,429    143,751
#*  Cumulus Media, Inc. Class A                                   11,282     67,466
    Dana Holding Corp.                                            94,093  1,844,223
    Darden Restaurants, Inc.                                      22,600  1,164,578
#*  Deckers Outdoor Corp.                                         23,092  1,589,422
#*  dELiA*s, Inc.                                                  3,569      4,925
    Delphi Automotive P.L.C.                                       1,741     99,585
*   Delta Apparel, Inc.                                            6,071    114,742
    Destination Maternity Corp.                                    9,223    288,127
*   Destination XL Group, Inc.                                    32,231    224,005
#   DeVry, Inc.                                                   35,439  1,272,260
*   DGSE Cos., Inc.                                                2,601      6,503
    Dick's Sporting Goods, Inc.                                   14,942    795,064
*   Digital Generation, Inc.                                      18,424    233,064
    Dillard's, Inc. Class A                                       39,857  3,267,477
    DineEquity, Inc.                                              13,201  1,083,406
*   DIRECTV                                                       57,283  3,579,615
*   Discovery Communications, Inc. Class A                        21,350  1,898,442
*   Discovery Communications, Inc. Class B                         1,077     95,153
*   Discovery Communications, Inc. Class C                        22,783  1,884,382
    DISH Network Corp. Class A                                    13,800    665,160
*   Dixie Group, Inc. (The)                                        3,261     41,089
*   Dollar General Corp.                                          17,616  1,017,852
*   Dollar Tree, Inc.                                             30,600  1,787,040
    Domino's Pizza, Inc.                                          24,441  1,639,013
    Dorman Products, Inc.                                         22,606  1,098,878
    Dover Downs Gaming & Entertainment, Inc.                       8,312     12,551
#   DR Horton, Inc.                                              187,710  3,557,104
#*  DreamWorks Animation SKG, Inc. Class A                        52,277  1,789,964
    Drew Industries, Inc.                                         16,094    808,884
#   DSW, Inc. Class A                                             16,557  1,451,552
#   Dunkin' Brands Group, Inc.                                    13,448    641,201
#*  Education Management Corp.                                    28,756    439,967
    Educational Development Corp.                                  1,000      2,860
    Einstein Noah Restaurant Group, Inc.                          10,689    190,692
*   Emerson Radio Corp.                                           11,467     21,902
#*  Empire Resorts, Inc.                                             840      5,158
#*  Entercom Communications Corp. Class A                         14,466    126,867
*   Entertainment Gaming Asia, Inc.                                  991      1,526
    Entravision Communications Corp. Class A                      26,167    176,366
    Escalade, Inc.                                                 4,685     41,322
#   Ethan Allen Interiors, Inc.                                   19,917    530,589
#*  Ever-Glory International Group, Inc.                             945      4,064
#*  EW Scripps Co. Class A                                        30,612    606,730
#   Expedia, Inc.                                                 11,934    702,674
*   Express, Inc.                                                 30,887    716,887
#*  FAB Universal Corp.                                           10,974     68,807

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Family Dollar Stores, Inc.                                    13,459 $   927,056
#*  Famous Dave's Of America, Inc.                                 3,800      68,590
*   Federal-Mogul Corp.                                           55,517   1,137,543
*   Fiesta Restaurant Group, Inc.                                 13,204     559,718
*   Fifth & Pacific Cos., Inc.                                    31,778     841,799
    Finish Line, Inc. (The) Class A                               35,607     891,599
#   Flexsteel Industries, Inc.                                     1,903      52,256
    Foot Locker, Inc.                                             97,606   3,386,928
    Ford Motor Co.                                               327,501   5,603,542
*   Fossil Group, Inc.                                            25,357   3,218,818
    Fred's, Inc. Class A                                          23,700     383,940
    Frisch's Restaurants, Inc.                                     2,647      63,713
#*  Fuel Systems Solutions, Inc.                                  13,533     243,053
#*  Full House Resorts, Inc.                                       5,091      14,000
#*  G-III Apparel Group, Ltd.                                     14,776     838,095
*   Gaiam, Inc. Class A                                            9,924      62,223
#   GameStop Corp. Class A                                        87,958   4,821,858
    Gaming Partners International Corp.                            3,430      28,469
    Gannett Co., Inc.                                            152,595   4,222,304
    Gap, Inc. (The)                                               94,475   3,494,630
#   Garmin, Ltd.                                                  56,321   2,633,007
*   Geeknet, Inc.                                                  3,343      64,119
*   General Motors Co.                                           141,571   5,231,048
#*  Genesco, Inc.                                                 16,655   1,134,372
    Gentex Corp.                                                  74,326   2,188,157
*   Gentherm, Inc.                                                23,527     549,355
#   Genuine Parts Co.                                             30,256   2,385,080
    Goodyear Tire & Rubber Co. (The)                              45,600     956,688
    Gordmans Stores, Inc.                                          4,712      46,649
*   Grand Canyon Education, Inc.                                  21,184   1,001,368
*   Gray Television, Inc.                                         36,725     310,326
*   Gray Television, Inc. Class A                                  2,300      17,756
#   Group 1 Automotive, Inc.                                      16,776   1,073,664
#*  Groupon, Inc.                                                 11,275     102,941
#   Guess?, Inc.                                                  51,018   1,594,312
    H&R Block, Inc.                                               22,900     651,276
*   Hallwood Group, Inc. (The)                                       242       2,312
    Hanesbrands, Inc.                                             17,637   1,201,432
    Harley-Davidson, Inc.                                         33,100   2,119,724
#   Harman International Industries, Inc.                         43,515   3,525,585
    Harte-Hanks, Inc.                                             38,047     303,235
#   Hasbro, Inc.                                                  10,470     540,776
    Haverty Furniture Cos., Inc.                                  14,219     395,430
    Haverty Furniture Cos., Inc. Class A                             717      20,076
*   Helen of Troy, Ltd.                                           22,083   1,031,718
#*  hhgregg, Inc.                                                 20,538     318,544
#*  Hibbett Sports, Inc.                                          12,374     721,775
    Hillenbrand, Inc.                                             43,252   1,220,571
*   Hollywood Media Corp.                                          3,306       6,182
    Home Depot, Inc. (The)                                       144,802  11,278,628
    Hooker Furniture Corp.                                         6,263      98,955
    HSN, Inc.                                                     25,360   1,328,864

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Hyatt Hotels Corp. Class A                                    10,629 $  505,940
#*  Iconix Brand Group, Inc.                                      47,177  1,702,618
    International Game Technology                                 26,505    498,294
    International Speedway Corp. Class A                          18,292    598,331
    Interpublic Group of Cos., Inc. (The)                        130,592  2,193,946
    Interval Leisure Group, Inc.                                  37,962    921,338
#*  iRobot Corp.                                                  19,896    673,878
*   Isle of Capri Casinos, Inc.                                   16,560    134,302
#*  ITT Educational Services, Inc.                                 3,700    148,444
*   Jack in the Box, Inc.                                         29,314  1,192,494
#   JAKKS Pacific, Inc.                                           11,057     71,207
*   Jarden Corp.                                                  56,010  3,100,714
#*  JC Penney Co., Inc.                                           86,773    650,797
#   John Wiley & Sons, Inc. Class A                               27,670  1,391,524
    John Wiley & Sons, Inc. Class B                                2,517    126,618
    Johnson Controls, Inc.                                       122,657  5,660,621
    Johnson Outdoors, Inc. Class A                                 3,145     86,267
    Jones Group, Inc. (The)                                       54,253    843,092
#*  Jos A Bank Clothiers, Inc.                                    18,200    873,236
*   Journal Communications, Inc. Class A                          30,219    252,329
*   K12, Inc.                                                     20,425    373,369
#   KB Home                                                       49,212    835,128
*   Kid Brands, Inc.                                              10,879     15,176
*   Kirkland's, Inc.                                              12,017    213,302
#   Kohl's Corp.                                                  54,760  3,110,368
*   Kona Grill, Inc.                                               4,914     67,469
    Koss Corp.                                                     2,055     10,275
*   Krispy Kreme Doughnuts, Inc.                                  41,725  1,012,248
    L Brands, Inc.                                                54,920  3,438,541
    La-Z-Boy, Inc.                                                38,537    889,434
*   Lakeland Industries, Inc.                                      2,263     12,288
*   Lamar Advertising Co. Class A                                 32,452  1,483,381
    Las Vegas Sands Corp.                                         31,071  2,181,806
#*  LeapFrog Enterprises, Inc.                                    37,280    319,117
    Lear Corp.                                                    25,594  1,980,720
*   Learning Tree International, Inc.                              7,899     22,670
#   Leggett & Platt, Inc.                                         86,310  2,566,859
#   Lennar Corp. Class A                                          96,883  3,444,191
    Lennar Corp. Class B                                          14,859    437,895
*   Libbey, Inc.                                                   9,302    198,598
*   Liberty Global P.L.C. Class A                                 19,217  1,506,036
*   Liberty Global P.L.C. Class B                                    121      9,503
*   Liberty Global P.L.C. Series C                                21,830  1,634,194
*   Liberty Interactive Corp. Class A                            226,805  6,114,663
*   Liberty Interactive Corp. Class B                              1,100     29,678
*   Liberty Media Corp. Class A                                   59,392  9,081,631
*   Liberty Media Corp. Class B                                      581     87,597
*   Liberty Ventures Series A                                     14,294  1,534,747
*   Liberty Ventures Series B                                         55      5,934
#*  Life Time Fitness, Inc.                                       29,350  1,333,077
    Lifetime Brands, Inc.                                          6,949    108,821
*   LIN Media LLC Class A                                         19,894    488,796

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CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Lincoln Educational Services Corp.                            11,973 $    57,231
#*  Lions Gate Entertainment Corp.                                 8,465     292,720
    Lithia Motors, Inc. Class A                                   15,715     987,688
*   Live Nation Entertainment, Inc.                              131,406   2,554,533
*   LKQ Corp.                                                    146,600   4,842,198
    Loral Space & Communications, Inc.                            12,243     873,783
    Lowe's Cos., Inc.                                            255,861  12,736,761
#*  Luby's, Inc.                                                  15,643     119,825
#*  Lululemon Athletica, Inc.                                      5,900     407,395
#*  Lumber Liquidators Holdings, Inc.                             14,465   1,651,758
*   M/I Homes, Inc.                                               15,344     314,092
    Mac-Gray Corp.                                                 8,466     178,463
    Macy's, Inc.                                                 138,411   6,382,131
*   Madison Square Garden Co. (The) Class A                       45,325   2,743,069
    Marcus Corp.                                                  12,065     173,253
    Marine Products Corp.                                         19,424     182,003
*   MarineMax, Inc.                                               16,534     243,546
    Marriott International, Inc. Class A                          19,633     885,056
*   Marriott Vacations Worldwide Corp.                             2,219     111,128
*   Martha Stewart Living Omnimedia Class A                       22,939      58,724
    Mattel, Inc.                                                  42,182   1,871,615
#   Matthews International Corp. Class A                          17,874     725,684
#*  McClatchy Co. (The) Class A                                   37,927     106,954
    McDonald's Corp.                                              30,686   2,961,813
    MDC Holdings, Inc.                                            33,631     981,689
#*  Media General, Inc. Class A                                   10,569     154,096
    Men's Wearhouse, Inc. (The)                                   33,995   1,437,988
#   Meredith Corp.                                                23,856   1,223,813
*   Meritage Homes Corp.                                          25,113   1,139,879
*   MGM Resorts International                                    208,623   3,972,182
*   Modine Manufacturing Co.                                      34,073     453,852
*   Mohawk Industries, Inc.                                       40,793   5,401,809
*   Monarch Casino & Resort, Inc.                                 11,770     199,031
#   Monro Muffler Brake, Inc.                                     17,643     811,578
#   Morningstar, Inc.                                              5,726     459,741
*   Motorcar Parts of America, Inc.                                7,897     108,031
    Movado Group, Inc.                                            13,455     627,407
*   MTR Gaming Group, Inc.                                        11,998      62,390
*   Multimedia Games Holding Co., Inc.                            18,101     588,464
*   Murphy USA, Inc.                                              21,279     863,502
    NACCO Industries, Inc. Class A                                 4,440     252,947
*   Nathan's Famous, Inc.                                          2,894     148,520
    National CineMedia, Inc.                                      27,304     478,366
*   Nautilus, Inc.                                                19,578     155,841
*   Netflix, Inc.                                                  9,300   2,999,064
*   New York & Co., Inc.                                          46,014     235,592
#   New York Times Co. (The) Class A                             107,766   1,490,404
#   Newell Rubbermaid, Inc.                                       73,006   2,163,168
*   News Corp. Class A                                            94,070   1,655,632
*   News Corp. Class B                                            33,381     598,521
#   Nexstar Broadcasting Group, Inc. Class A                      10,952     486,159
    NIKE, Inc. Class B                                            38,660   2,928,882

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Nobility Homes, Inc.                                           1,152 $   10,656
#   Nordstrom, Inc.                                               15,830    957,240
    Nutrisystem, Inc.                                             12,467    234,380
*   NVR, Inc.                                                      2,277  2,088,738
*   O'Reilly Automotive, Inc.                                     38,194  4,728,799
*   Office Depot, Inc.                                           191,446  1,070,183
    OfficeMax, Inc.                                               55,464    830,851
    Omnicom Group, Inc.                                           23,600  1,607,396
*   Orbitz Worldwide, Inc.                                        39,493    364,915
*   Orient-Express Hotels, Ltd. Class A                           66,013    878,633
#*  Outerwall, Inc.                                               20,048  1,302,719
*   Overstock.com, Inc.                                            6,747    158,082
    Oxford Industries, Inc.                                       10,139    727,676
*   Pacific Sunwear of California, Inc.                           18,409     49,520
*   Panera Bread Co. Class A                                       4,600    726,432
    Papa John's International, Inc.                               12,313    931,725
*   Penn National Gaming, Inc.                                    54,135  3,167,439
    Penske Automotive Group, Inc.                                 62,637  2,481,678
*   Pep Boys-Manny Moe & Jack (The)                               35,528    459,732
*   Perfumania Holdings, Inc.                                      1,922      8,937
    Perry Ellis International, Inc.                               10,487    199,358
#   PetMed Express, Inc.                                          13,560    201,230
#   PetSmart, Inc.                                                15,192  1,105,370
    Pier 1 Imports, Inc.                                          56,100  1,171,368
*   Pinnacle Entertainment, Inc.                                  34,461    806,387
#   Polaris Industries, Inc.                                      10,800  1,414,260
    Pool Corp.                                                    23,478  1,276,734
*   priceline.com, Inc.                                            3,200  3,372,256
    PulteGroup, Inc.                                             244,547  4,316,255
    PVH Corp.                                                     35,211  4,386,234
#*  Quiksilver, Inc.                                             116,388    968,348
#*  Radio One, Inc. Class D                                          841      2,523
#*  RadioShack Corp.                                               6,000     16,860
    Ralph Lauren Corp.                                             9,100  1,507,324
*   Reading International, Inc. Class A                            4,671     30,922
*   Red Lion Hotels Corp.                                         10,267     61,807
*   Red Robin Gourmet Burgers, Inc.                               10,187    776,046
#   Regal Entertainment Group Class A                             32,614    619,992
#   Regis Corp.                                                   38,861    563,485
#   Rent-A-Center, Inc.                                           40,650  1,391,856
*   Rentrak Corp.                                                  5,384    201,846
    RG Barry Corp.                                                 7,961    151,896
*   Rick's Cabaret International, Inc.                             6,006     67,808
    Rocky Brands, Inc.                                             3,771     57,168
    Ross Stores, Inc.                                             25,604  1,980,469
    Royal Caribbean Cruises, Ltd.                                 93,415  3,927,167
*   Ruby Tuesday, Inc.                                            41,572    246,522
    Ruth's Hospitality Group, Inc.                                25,642    312,576
#   Ryland Group, Inc. (The)                                      30,920  1,242,984
    Saga Communications, Inc. Class A                              1,505     71,653
#*  Saks, Inc.                                                   100,781  1,611,488
    Salem Communications Corp. Class A                             8,669     71,606

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Consumer Discretionary -- (Continued)
*   Sally Beauty Holdings, Inc.                                   41,679 $1,096,991
#   Scholastic Corp.                                               7,300    209,437
*   Scientific Games Corp. Class A                                58,483  1,069,069
    Scripps Networks Interactive, Inc. Class A                     7,948    639,814
#*  Sears Holdings Corp.                                          33,250  1,931,160
#*  Select Comfort Corp.                                          18,500    338,920
    Service Corp. International/US                               157,874  2,843,311
*   SHFL Entertainment, Inc.                                      38,211    885,731
    Shiloh Industries, Inc.                                        9,659    158,601
#   Shoe Carnival, Inc.                                           13,905    361,391
#*  Shutterfly, Inc.                                              27,213  1,337,247
#   Signet Jewelers, Ltd.                                         48,553  3,624,967
#   Sinclair Broadcast Group, Inc. Class A                        13,900    445,634
    Six Flags Entertainment Corp.                                 41,784  1,571,496
*   Skechers U.S.A., Inc. Class A                                 27,202    792,666
*   Skullcandy, Inc.                                               1,852     11,631
*   Skyline Corp.                                                  3,075     13,438
#*  Smith & Wesson Holding Corp.                                   1,842     19,857
    Sonic Automotive, Inc. Class A                                30,575    681,211
*   Sonic Corp.                                                   16,073    310,209
#   Sotheby's                                                     37,090  1,924,971
    Spartan Motors, Inc.                                          22,035    149,618
    Speedway Motorsports, Inc.                                    25,143    459,111
*   Sport Chalet, Inc. Class A                                       100        115
#   Stage Stores, Inc.                                            21,291    439,659
#   Standard Motor Products, Inc.                                 16,019    579,247
#*  Standard Pacific Corp.                                       132,350  1,049,535
*   Stanley Furniture Co., Inc.                                    8,226     31,999
#   Staples, Inc.                                                157,657  2,541,431
    Starbucks Corp.                                               36,500  2,958,325
    Starwood Hotels & Resorts Worldwide, Inc.                     14,600  1,074,852
*   Starz Class A                                                 62,748  1,891,852
*   Starz - Liberty Capital Class B                                  581     17,558
    Stein Mart, Inc.                                              27,532    406,648
*   Steiner Leisure, Ltd.                                          9,410    527,148
*   Steven Madden, Ltd.                                           34,713  1,273,273
    Stewart Enterprises, Inc. Class A                             47,863    632,270
*   Stoneridge, Inc.                                              20,270    258,645
#   Strattec Security Corp.                                        1,297     52,554
    Strayer Education, Inc.                                        1,182     46,724
#   Sturm Ruger & Co., Inc.                                       10,514    687,721
    Superior Industries International, Inc.                       17,116    320,925
    Superior Uniform Group, Inc.                                   4,706     71,061
    Systemax, Inc.                                                21,834    207,423
#*  Tandy Leather Factory, Inc.                                    1,550     12,865
    Target Corp.                                                  62,379  4,041,535
#*  Tempur Sealy International, Inc.                              11,867    455,099
*   Tenneco, Inc.                                                 19,700  1,045,479
#*  Tesla Motors, Inc.                                            19,592  3,133,544
    Texas Roadhouse, Inc.                                         49,665  1,361,814
#   Thor Industries, Inc.                                         36,536  2,119,453
    Tiffany & Co.                                                 20,196  1,598,917

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Discretionary -- (Continued)
    Time Warner Cable, Inc.                                       88,298 $10,609,005
    Time Warner, Inc.                                            218,287  15,005,048
    TJX Cos., Inc.                                                28,800   1,750,752
*   Toll Brothers, Inc.                                          110,107   3,620,318
    Town Sports International Holdings, Inc.                      10,196     131,732
    Tractor Supply Co.                                            49,600   3,538,960
    Trans World Entertainment Corp.                                  900       3,897
*   Trinity Place Holdings, Inc.                                     699       3,530
#*  TripAdvisor, Inc.                                              6,625     547,954
*   TRW Automotive Holdings Corp.                                 54,943   4,126,769
*   Tuesday Morning Corp.                                         18,100     256,115
#   Tupperware Brands Corp.                                        8,681     778,252
    Twenty-First Century Fox, Inc. Class A                       376,280  12,823,622
    Twenty-First Century Fox, Inc. Class B                       133,525   4,539,850
*   Ulta Salon Cosmetics & Fragrance, Inc.                        22,200   2,860,470
#*  Under Armour, Inc. Class A                                    12,600   1,022,490
*   Unifi, Inc.                                                   12,128     295,802
*   Universal Electronics, Inc.                                    9,806     381,551
    Universal Technical Institute, Inc.                           13,864     184,253
#*  UQM Technologies, Inc.                                           101         157
*   Urban Outfitters, Inc.                                        13,255     502,099
*   US Auto Parts Network, Inc.                                   16,002      28,484
#   Vail Resorts, Inc.                                            24,352   1,715,598
#   Valassis Communications, Inc.                                 27,400     749,664
    Value Line, Inc.                                               1,300      12,129
*   Valuevision Media, Inc. Class A                               33,806     180,524
    VF Corp.                                                      16,540   3,556,100
#   Viacom, Inc. Class A                                           2,201     183,894
    Viacom, Inc. Class B                                          50,371   4,195,401
*   Visteon Corp.                                                 31,772   2,449,303
#*  Vitacost.com, Inc.                                             1,483      11,731
#*  Vitamin Shoppe, Inc.                                          16,074     754,031
#*  VOXX International Corp.                                      14,415     223,577
    Walt Disney Co. (The)                                        365,590  25,075,818
    Washington Post Co. (The) Class B                              4,575   2,943,189
#   Weight Watchers International, Inc.                           12,265     393,829
*   Wells-Gardner Electronics Corp.                                2,033       3,415
#   Wendy's Co. (The)                                            261,742   2,274,538
*   West Marine, Inc.                                             13,815     168,681
*   Wet Seal, Inc. (The) Class A                                  61,826     204,644
    Weyco Group, Inc.                                              4,889     140,461
    Whirlpool Corp.                                               29,749   4,343,651
#   Williams-Sonoma, Inc.                                         23,676   1,241,569
#   Winmark Corp.                                                  1,741     127,459
*   Winnebago Industries, Inc.                                    18,259     541,562
#   Wolverine World Wide, Inc.                                    25,213   1,455,799
#   World Wrestling Entertainment, Inc. Class A                   17,275     223,711
    Wyndham Worldwide Corp.                                       81,926   5,439,886
    Wynn Resorts, Ltd.                                             6,767   1,125,014
    Yum! Brands, Inc.                                             15,386   1,040,401
#*  Zagg, Inc.                                                     1,116       5,290
*   Zale Corp.                                                    20,547     321,150

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                                  21,576 $    639,513
                                                                         ------------
Total Consumer Discretionary                                              609,449,575
                                                                         ------------
Consumer Staples -- (5.4%)
#   Alico, Inc.                                                    4,131      165,075
*   Alliance One International, Inc.                              58,487      173,706
    Altria Group, Inc.                                           111,878    4,165,218
    Andersons, Inc. (The)                                         13,112      972,648
    Archer-Daniels-Midland Co.                                   144,468    5,908,741
    Arden Group, Inc. Class A                                        597       77,610
    Avon Products, Inc.                                           22,472      393,260
#   B&G Foods, Inc.                                               30,656    1,037,706
    Beam, Inc.                                                    61,417    4,133,364
#*  Boston Beer Co., Inc. (The) Class A                            1,226      281,477
*   Boulder Brands, Inc.                                          41,360      677,890
    Bridgford Foods Corp.                                          2,509       25,316
#   Brown-Forman Corp. Class A                                     5,037      363,067
    Brown-Forman Corp. Class B                                     7,762      566,471
    Bunge, Ltd.                                                   63,435    5,209,917
    Cal-Maine Foods, Inc.                                         14,046      712,554
#   Calavo Growers, Inc.                                          10,180      302,244
#   Campbell Soup Co.                                             12,500      532,125
    Casey's General Stores, Inc.                                  26,000    1,894,880
    CCA Industries, Inc.                                           3,031        9,366
#*  Central Garden and Pet Co.                                    10,091       76,591
*   Central Garden and Pet Co. Class A                            23,515      173,070
*   Chiquita Brands International, Inc.                           30,377      314,402
    Church & Dwight Co., Inc.                                     39,888    2,598,703
#   Clorox Co. (The)                                               7,339      661,904
    Coca-Cola Bottling Co. Consolidated                            4,539      287,409
    Coca-Cola Co. (The)                                          172,706    6,833,976
    Coca-Cola Enterprises, Inc.                                   90,124    3,760,875
    Colgate-Palmolive Co.                                         35,750    2,314,097
    ConAgra Foods, Inc.                                          122,978    3,911,930
*   Constellation Brands, Inc. Class A                            80,514    5,257,564
#*  Constellation Brands, Inc. Class B                             1,902      121,928
    Costco Wholesale Corp.                                        41,646    4,914,228
*   Craft Brew Alliance, Inc.                                      9,963      161,600
#*  Crimson Wine Group, Ltd.                                       9,858       86,258
    CVS Caremark Corp.                                           278,252   17,323,970
*   Darling International, Inc.                                   83,386    1,940,392
*   Dean Foods Co.                                                68,067    1,327,306
#*  Diamond Foods, Inc.                                           11,403      278,347
#*  Dole Food Co., Inc.                                           58,840      797,282
    Dr Pepper Snapple Group, Inc.                                 47,970    2,271,379
#*  Elizabeth Arden, Inc.                                         19,875      719,276
    Energizer Holdings, Inc.                                      19,800    1,942,578
    Estee Lauder Cos., Inc. (The) Class A                         17,200    1,220,512
*   Farmer Bros Co.                                                8,633      155,912
    Flowers Foods, Inc.                                           72,622    1,840,241
    Fresh Del Monte Produce, Inc.                                 39,237    1,043,312
    General Mills, Inc.                                           33,801    1,704,246

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Consumer Staples -- (Continued)
    Golden Enterprises, Inc.                                       1,623 $     6,800
#*  Green Mountain Coffee Roasters, Inc.                          35,660   2,239,805
#   Griffin Land & Nurseries, Inc.                                 2,369      78,177
#*  Hain Celestial Group, Inc. (The)                              28,000   2,330,440
#*  Harbinger Group, Inc.                                            907       9,877
    Harris Teeter Supermarkets, Inc.                              33,943   1,674,069
#   Herbalife, Ltd.                                               14,046     910,462
    Hershey Co. (The)                                              6,900     684,756
    Hillshire Brands Co.                                          13,374     439,068
#   Hormel Foods Corp.                                            49,862   2,167,003
    Ingles Markets, Inc. Class A                                   8,911     229,993
    Ingredion, Inc.                                               45,478   2,990,633
    Inter Parfums, Inc.                                           21,664     761,706
*   Inventure Foods, Inc.                                          4,836      54,453
    J&J Snack Foods Corp.                                         12,905   1,104,281
    JM Smucker Co. (The)                                          42,558   4,732,875
    John B Sanfilippo & Son, Inc.                                  4,172     102,548
    Kellogg Co.                                                   12,976     820,732
    Kimberly-Clark Corp.                                          16,096   1,738,368
    Kraft Foods Group, Inc.                                      101,669   5,528,760
    Kroger Co. (The)                                              47,596   2,039,013
    Lancaster Colony Corp.                                        14,670   1,217,463
#   Lifeway Foods, Inc.                                            2,867      41,944
#   Limoneira Co.                                                    124       3,266
    Lorillard, Inc.                                               21,186   1,080,698
*   Mannatech, Inc.                                                  895      21,113
    McCormick & Co., Inc.(579780107)                               1,238      84,271
#   McCormick & Co., Inc.(579780206)                              10,400     719,160
    Mead Johnson Nutrition Co.                                    10,861     886,909
#*  Medifast, Inc.                                                 9,748     227,226
    MGP Ingredients, Inc.                                          8,250      43,643
#   Molson Coors Brewing Co. Class A                                 266      14,655
    Molson Coors Brewing Co. Class B                              68,183   3,681,882
    Mondelez International, Inc. Class A                         366,422  12,326,436
*   Monster Beverage Corp.                                        18,800   1,075,924
    Nash Finch Co.                                                 7,844     220,103
    National Beverage Corp.                                       22,526     412,451
*   Natural Alternatives International, Inc.                       2,465      15,061
    Nu Skin Enterprises, Inc. Class A                             24,814   2,901,501
    Nutraceutical International Corp.                              6,531     157,071
#   Oil-Dri Corp. of America                                       3,793     134,614
*   Omega Protein Corp.                                           11,396     106,667
#   Orchids Paper Products Co.                                     3,015      91,958
*   Pantry, Inc. (The)                                            14,731     197,248
    PepsiCo, Inc.                                                 84,836   7,133,859
    Philip Morris International, Inc.                             76,123   6,784,082
*   Pilgrim's Pride Corp.                                         77,033   1,091,558
*   Post Holdings, Inc.                                           22,150     951,343
*   Prestige Brands Holdings, Inc.                                37,083   1,158,102
#   Pricesmart, Inc.                                              15,543   1,768,638
    Procter & Gamble Co. (The)                                   274,994  22,205,765
    Reliv International, Inc.                                      2,118       5,359

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Consumer Staples -- (Continued)
*   Revlon, Inc. Class A                                          17,422 $    413,773
    Reynolds American, Inc.                                       39,700    2,039,389
*   Rite Aid Corp.                                               241,425    1,286,795
    Rocky Mountain Chocolate Factory, Inc.                         4,490       56,933
    Safeway, Inc.                                                 95,306    3,326,179
    Sanderson Farms, Inc.                                         16,225    1,025,582
    Seaboard Corp.                                                   346      944,580
*   Seneca Foods Corp. Class A                                     5,987      175,539
*   Seneca Foods Corp. Class B                                       283        8,349
    Snyders-Lance, Inc.                                           47,219    1,416,098
    Spartan Stores, Inc.                                          13,671      321,679
    Spectrum Brands Holdings, Inc.                                34,470    2,272,262
#*  Susser Holdings Corp.                                         14,992      822,161
#   Sysco Corp.                                                   16,189      523,552
#   Tootsie Roll Industries, Inc.                                 24,883      796,256
*   TreeHouse Foods, Inc.                                         25,448    1,864,320
    Tyson Foods, Inc. Class A                                    120,728    3,340,544
*   United Natural Foods, Inc.                                    28,272    2,020,034
    United-Guardian, Inc.                                          1,431       36,076
#   Universal Corp.                                               14,346      760,768
#*  USANA Health Sciences, Inc.                                    9,882      674,249
#   Vector Group, Ltd.                                            34,299      554,615
    Village Super Market, Inc. Class A                             4,498      164,897
    Wal-Mart Stores, Inc.                                        177,333   13,610,308
    Walgreen Co.                                                 179,862   10,655,025
    WD-40 Co.                                                      8,814      638,927
    Weis Markets, Inc.                                            17,134      876,747
#*  WhiteWave Foods Co. Class A                                   61,832    1,237,258
    Whole Foods Market, Inc.                                      43,218    2,728,352
                                                                         ------------
Total Consumer Staples                                                    243,636,959
                                                                         ------------
Energy -- (10.5%)
    Adams Resources & Energy, Inc.                                 2,611      135,171
    Alon USA Energy, Inc.                                         36,806      444,616
#*  Alpha Natural Resources, Inc.                                148,435    1,039,045
#*  Amyris, Inc.                                                   2,900        7,308
    Anadarko Petroleum Corp.                                     112,874   10,755,763
    Apache Corp.                                                  77,195    6,854,916
#*  Approach Resources, Inc.                                      20,858      587,153
*   Atwood Oceanics, Inc.                                         44,773    2,378,789
    Baker Hughes, Inc.                                            78,826    4,579,002
*   Barnwell Industries, Inc.                                      1,657        5,882
#*  Basic Energy Services, Inc.                                   28,315      415,381
    Berry Petroleum Co. Class A                                   31,198    1,489,704
#*  Bill Barrett Corp.                                            30,125      833,559
    Bolt Technology Corp.                                          4,747       84,924
#*  Bonanza Creek Energy, Inc.                                    29,199    1,475,717
#*  BPZ Resources, Inc.                                           78,116      157,013
    Bristow Group, Inc.                                           24,557    1,976,102
#*  C&J Energy Services, Inc.                                     36,581      842,826
    Cabot Oil & Gas Corp.                                        111,368    3,933,518
#*  Cal Dive International, Inc.                                  43,515       85,725

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Energy -- (Continued)
*   Callon Petroleum Co.                                            25,962 $   177,320
*   Cameron International Corp.                                     44,509   2,441,764
#   CARBO Ceramics, Inc.                                            13,710   1,718,411
#*  Carrizo Oil & Gas, Inc.                                         29,575   1,296,568
*   Cheniere Energy, Inc.                                           39,587   1,575,563
    Chesapeake Energy Corp.                                        274,586   7,677,425
    Chevron Corp.                                                  448,961  53,857,362
    Cimarex Energy Co.                                              33,911   3,572,524
*   Clayton Williams Energy, Inc.                                    7,230     562,711
#*  Clean Energy Fuels Corp.                                        50,500     575,195
*   Cloud Peak Energy, Inc.                                         39,628     618,593
*   Cobalt International Energy, Inc.                               17,922     415,970
#   Comstock Resources, Inc.                                        33,622     575,272
*   Concho Resources, Inc.                                          24,044   2,659,507
    ConocoPhillips                                                 271,234  19,881,452
    CONSOL Energy, Inc.                                             55,660   2,031,590
    Contango Oil & Gas Co.                                          12,181     521,972
#*  Continental Resources, Inc.                                      3,452     393,183
    Crosstex Energy, Inc.                                           35,510   1,089,802
*   Dawson Geophysical Co.                                           5,593     163,539
    Delek US Holdings, Inc.                                         26,797     684,663
*   Denbury Resources, Inc.                                        159,029   3,019,961
    Devon Energy Corp.                                              79,797   5,044,766
#   Diamond Offshore Drilling, Inc.                                 33,271   2,060,473
*   Double Eagle Petroleum Co.                                       5,667      15,754
*   Dresser-Rand Group, Inc.                                        34,300   2,084,411
*   Dril-Quip, Inc.                                                 20,370   2,391,845
*   Emerald Oil, Inc.                                               39,542     344,015
#*  Endeavour International Corp.                                   20,038     119,026
    Energen Corp.                                                   17,816   1,395,349
#   Energy XXI Bermuda, Ltd.                                        52,434   1,523,732
*   ENGlobal Corp.                                                  14,858      16,344
    EOG Resources, Inc.                                             59,768  10,662,611
*   EPL Oil & Gas, Inc.                                             27,531     877,688
    EQT Corp.                                                       15,391   1,317,624
*   Era Group, Inc.                                                 13,715     433,394
*   Evolution Petroleum Corp.                                       11,348     136,857
*   Exterran Holdings, Inc.                                         44,829   1,279,868
    Exxon Mobil Corp.                                            1,013,887  90,864,553
*   FieldPoint Petroleum Corp.                                       3,800      18,240
*   FMC Technologies, Inc.                                          19,828   1,002,305
#*  Forbes Energy Services, Ltd.                                       815       4,059
#*  Forest Oil Corp.                                                 3,010      14,267
#*  FX Energy, Inc.                                                 14,381      50,046
#*  Gastar Exploration, Ltd.                                        20,196      87,247
#*  Geospace Technologies Corp.                                      7,326     713,699
#*  Global Geophysical Services, Inc.                               24,249      57,955
#   Green Plains Renewable Energy, Inc.                             20,071     323,745
*   Gulf Coast Ultra Deep Royalty Trust                            101,362     245,296
    Gulf Island Fabrication, Inc.                                    8,661     218,430
    Gulfmark Offshore, Inc. Class A                                 19,556     973,498
*   Gulfport Energy Corp.                                           36,197   2,124,402

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
#*  Halcon Resources Corp.                                        78,022 $   404,154
    Halliburton Co.                                               50,721   2,689,735
#*  Harvest Natural Resources, Inc.                               26,317     131,585
*   Helix Energy Solutions Group, Inc.                            73,451   1,737,851
    Helmerich & Payne, Inc.                                       43,722   3,390,641
*   Hercules Offshore, Inc.                                      103,682     705,038
    Hess Corp.                                                    65,445   5,314,134
*   HKN, Inc.                                                        132       9,834
    HollyFrontier Corp.                                          105,180   4,844,591
*   Hornbeck Offshore Services, Inc.                              24,379   1,347,427
#*  ION Geophysical Corp.                                        104,411     484,467
#*  James River Coal Co.                                          21,231      40,764
*   Key Energy Services, Inc.                                     95,935     750,212
    Kinder Morgan, Inc.                                           96,514   3,407,909
    Knightsbridge Tankers, Ltd.                                    6,547      53,947
*   Kodiak Oil & Gas Corp.                                       144,635   1,875,916
*   Laredo Petroleum Holdings, Inc.                                5,206     165,395
#*  Lone Pine Resources, Inc.                                      6,933         159
#*  Magnum Hunter Resources Corp.                                 95,201     678,783
    Marathon Oil Corp.                                           147,418   5,197,959
    Marathon Petroleum Corp.                                      85,538   6,129,653
*   Matador Resources Co.                                         39,300     723,513
*   Matrix Service Co.                                            18,951     393,991
#*  McDermott International, Inc.                                137,613     972,924
*   Mitcham Industries, Inc.                                       7,579     126,115
    Murphy Oil Corp.                                              85,117   5,134,257
    Nabors Industries, Ltd.                                      201,321   3,519,091
    National Oilwell Varco, Inc.                                  87,982   7,142,379
*   Natural Gas Services Group, Inc.                               7,335     205,307
*   Newfield Exploration Co.                                      86,208   2,625,034
#*  Newpark Resources, Inc.                                       62,100     791,775
    Noble Corp.                                                  108,224   4,080,045
    Noble Energy, Inc.                                            78,264   5,864,322
#*  Northern Oil and Gas, Inc.                                    39,922     655,918
#*  Nuverra Environmental Solutions, Inc.                         78,716     192,067
#*  Oasis Petroleum, Inc.                                         16,721     890,393
    Occidental Petroleum Corp.                                   168,633  16,202,259
    Oceaneering International, Inc.                               21,250   1,824,950
*   Oil States International, Inc.                                34,201   3,715,255
    Panhandle Oil and Gas, Inc. Class A                            4,637     155,664
*   Parker Drilling Co.                                           87,446     629,611
    Patterson-UTI Energy, Inc.                                    98,003   2,377,553
*   PDC Energy, Inc.                                              25,030   1,697,284
    Peabody Energy Corp.                                         113,309   2,207,259
*   Penn Virginia Corp.                                           46,041     391,809
*   PetroQuest Energy, Inc.                                       41,742     197,022
*   PHI, Inc.(69336T205)                                           8,107     322,821
*   PHI, Inc.(69336T106)                                             212       7,975
    Phillips 66                                                  135,617   8,737,803
*   Pioneer Energy Services Corp.                                 39,527     332,027
    Pioneer Natural Resources Co.                                 37,978   7,777,135
*   PostRock Energy Corp.                                            450         657

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
*   Pyramid Oil Co.                                                1,933 $    10,245
    QEP Resources, Inc.                                           68,366   2,260,180
    Range Resources Corp.                                         37,207   2,816,942
*   Renewable Energy Group, Inc.                                   7,849      85,633
#   Rentech, Inc.                                                 89,229     152,582
*   REX American Resources Corp.                                   7,200     207,648
*   Rex Energy Corp.                                              38,835     834,953
#*  RigNet, Inc.                                                   1,465      54,000
*   Rosetta Resources, Inc.                                       27,616   1,655,303
*   Rowan Cos. P.L.C. Class A                                     85,291   3,077,299
#   RPC, Inc.                                                    108,670   1,993,008
#*  SandRidge Energy, Inc.                                       341,369   2,164,279
    Schlumberger, Ltd.                                           125,663  11,777,136
    Scorpio Tankers, Inc.                                          1,725      19,907
    SEACOR Holdings, Inc.                                         14,520   1,420,056
    SemGroup Corp. Class A                                        29,805   1,799,924
#   Ship Finance International, Ltd.                              56,229     930,590
    SM Energy Co.                                                 43,721   3,874,118
*   Southwestern Energy Co.                                       90,608   3,372,430
    Spectra Energy Corp.                                          36,093   1,283,828
*   Steel Excel, Inc.                                              7,165     198,829
*   Stone Energy Corp.                                            34,997   1,219,995
*   Superior Energy Services, Inc.                               109,061   2,926,107
#*  Swift Energy Co.                                              24,055     330,035
*   Synergy Resources Corp.                                       40,524     419,829
#   Targa Resources Corp.                                          6,704     519,962
#   Teekay Corp.                                                  47,435   2,060,102
*   Tesco Corp.                                                   24,652     423,521
    Tesoro Corp.                                                  90,159   4,407,874
*   TETRA Technologies, Inc.                                      55,838     724,219
    TGC Industries, Inc.                                          12,632      93,098
    Tidewater, Inc.                                               32,711   1,969,856
#   Transocean, Ltd.                                              66,136   3,113,022
*   Triangle Petroleum Corp.                                      57,982     612,870
#*  Ultra Petroleum Corp.                                         49,504     908,893
*   Unit Corp.                                                    33,742   1,734,676
#*  Uranium Energy Corp.                                           8,045      14,159
#*  USEC, Inc.                                                     2,600      20,956
*   Vaalco Energy, Inc.                                           38,361     202,162
    Valero Energy Corp.                                          171,420   7,057,361
#   W&T Offshore, Inc.                                            52,972   1,011,235
*   Warren Resources, Inc.                                        44,824     140,299
#*  Weatherford International, Ltd.                              336,256   5,528,049
#   Western Refining, Inc.                                        58,117   1,875,436
*   Westmoreland Coal Co.                                          3,531      50,176
*   Whiting Petroleum Corp.                                       45,935   3,072,592
*   Willbros Group, Inc.                                          34,559     337,296
    Williams Cos., Inc. (The)                                     44,890   1,603,022
#   World Fuel Services Corp.                                     46,510   1,774,356
*   WPX Energy, Inc.                                             135,035   2,989,675

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Energy -- (Continued)
#*  Zion Oil & Gas, Inc.                                          12,133 $     19,898
                                                                         ------------
Total Energy                                                              476,397,950
                                                                         ------------
Financials -- (17.9%)
    1st Source Corp.                                              15,434      484,319
    1st United Bancorp Inc/Boca Raton                             14,998      114,585
#   Access National Corp.                                          2,539       36,892
    ACE, Ltd.                                                     72,834    6,951,277
*   Affiliated Managers Group, Inc.                               17,375    3,430,520
    Aflac, Inc.                                                   96,770    6,288,115
*   Alexander & Baldwin, Inc.                                     29,277    1,083,249
*   Alleghany Corp.                                                7,307    2,962,404
    Alliance Bancorp, Inc. of Pennsylvania                           600        8,700
    Allied World Assurance Co. Holdings AG                        24,893    2,695,663
    Allstate Corp. (The)                                         109,667    5,818,931
*   Altisource Asset Management Corp.                                743      475,282
*   Altisource Portfolio Solutions SA                              7,433    1,169,062
    Altisource Residential Corp.                                   2,477       65,814
*   American Capital, Ltd.                                       216,897    3,038,727
#   American Equity Investment Life Holding Co.                   41,708      869,195
    American Express Co.                                          60,320    4,934,176
    American Financial Group, Inc.                                68,646    3,862,024
*   American Independence Corp.                                       75          831
    American International Group, Inc.                           308,768   15,947,867
    American National Bankshares, Inc.                             3,215       73,752
    American National Insurance Co.                               10,016    1,012,317
*   American River Bankshares                                      2,071       17,976
*   American Spectrum Realty, Inc.                                   450          923
    Ameriprise Financial, Inc.                                    79,323    7,975,134
*   Ameris Bancorp                                                15,044      275,305
    AMERISAFE, Inc.                                               12,589      484,677
    AmeriServ Financial, Inc.                                      3,367       10,572
#   Amtrust Financial Services, Inc.                              51,416    1,972,318
    Aon P.L.C.                                                    47,566    3,761,995
*   Arch Capital Group, Ltd.                                      57,133    3,311,429
    Argo Group International Holdings, Ltd.                       21,992      923,224
#   Arrow Financial Corp.                                          7,916      204,312
    Arthur J Gallagher & Co.                                      38,758    1,839,067
    Aspen Insurance Holdings, Ltd.                                46,525    1,814,940
#   Associated Banc-Corp.                                        114,546    1,862,518
    Assurant, Inc.                                                58,099    3,397,630
    Assured Guaranty, Ltd.                                       130,351    2,672,195
    Asta Funding, Inc.                                             7,725       66,281
    Astoria Financial Corp.                                       70,950      937,250
*   Atlantic Coast Financial Corp.                                   386        1,505
#*  Atlanticus Holdings Corp.                                     12,895       45,004
    Auburn National BanCorp., Inc.                                   757       19,379
#*  AV Homes, Inc.                                                 6,192      118,267
    Axis Capital Holdings, Ltd.                                   65,306    3,096,811
    Baldwin & Lyons, Inc. Class A                                    298        8,006
    Baldwin & Lyons, Inc. Class B                                  6,095      166,576
#   Banc of California, Inc.                                       5,840       82,402

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
#   Bancfirst Corp.                                                 10,199 $   566,758
*   Bancorp, Inc.                                                   25,866     418,253
#   BancorpSouth, Inc.                                              67,104   1,482,998
    Bank Mutual Corp.                                               29,001     184,446
    Bank of America Corp.                                        2,530,568  35,326,729
    Bank of Commerce Holdings                                        4,204      23,122
#   Bank of Hawaii Corp.                                            31,455   1,823,761
    Bank of Kentucky Financial Corp.                                 1,229      35,407
    Bank of New York Mellon Corp. (The)                            244,851   7,786,262
#   Bank of the Ozarks, Inc.                                        24,984   1,236,208
    BankFinancial Corp.                                             11,704     108,730
    BankUnited, Inc.                                                70,311   2,163,469
    Banner Corp.                                                    13,951     533,765
    Bar Harbor Bankshares                                            1,738      65,592
    BB&T Corp.                                                     151,028   5,130,421
    BBCN Bancorp, Inc.                                              55,838     828,078
#*  BBX Capital Corp. Class A                                        3,756      49,542
    BCB Bancorp, Inc.                                                2,691      29,762
*   Beneficial Mutual Bancorp, Inc.                                 49,649     484,078
*   Berkshire Hathaway, Inc. Class B                               103,179  11,873,839
    Berkshire Hills Bancorp, Inc.                                   15,885     403,002
    BGC Partners, Inc. Class A                                      92,245     490,743
    BlackRock, Inc.                                                 30,175   9,076,942
#*  BofI Holding, Inc.                                               9,544     576,648
    BOK Financial Corp.                                             41,136   2,518,757
    Boston Private Financial Holdings, Inc.                         54,787     624,024
    Bridge Bancorp, Inc.                                             1,438      33,203
#*  Bridge Capital Holdings                                          1,976      34,758
    Brookline Bancorp, Inc.                                         48,670     431,703
    Brown & Brown, Inc.                                            103,387   3,301,147
    Bryn Mawr Bank Corp.                                             8,610     239,875
    C&F Financial Corp.                                                353      19,030
    Calamos Asset Management, Inc. Class A                          13,731     134,838
    California First National Bancorp                                1,859      33,183
    Camden National Corp.                                            5,022     202,638
#   Cape Bancorp, Inc.                                               1,253      11,540
*   Capital Bank Financial Corp. Class A                             1,021      22,687
#*  Capital City Bank Group, Inc.                                    9,989     122,865
    Capital One Financial Corp.                                    118,665   8,148,726
    Capital Southwest Corp.                                          7,820     257,043
    CapitalSource, Inc.                                            195,044   2,551,176
    Capitol Federal Financial, Inc.                                105,789   1,340,347
    Cardinal Financial Corp.                                        21,461     354,107
*   Carolina Bank Holdings, Inc.                                       900       9,081
#   Cash America International, Inc.                                19,401     765,369
    Cathay General Bancorp                                          55,792   1,374,157
    CBOE Holdings, Inc.                                              8,600     417,100
*   CBRE Group, Inc. Class A                                        22,947     533,059
    Center Bancorp, Inc.                                             9,475     141,746
    Centerstate Banks, Inc.                                         17,638     173,911
#   Central Pacific Financial Corp.                                 10,528     193,926
    Century Bancorp, Inc. Class A                                    1,308      42,510

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Charles Schwab Corp. (The)                                    80,456 $ 1,822,328
    Chemical Financial Corp.                                      19,072     558,619
    Chicopee Bancorp, Inc.                                         3,900      68,445
    Chubb Corp. (The)                                             62,621   5,766,142
    Cincinnati Financial Corp.                                    70,627   3,531,350
*   CIT Group, Inc.                                               87,478   4,212,940
    Citigroup, Inc.                                              714,959  34,875,700
    Citizens Community Bancorp, Inc.                               1,100       8,393
    Citizens Holding Co.                                             200       3,824
#*  Citizens, Inc.                                                30,883     259,417
#   City Holding Co.                                              10,680     485,940
#   City National Corp.                                           37,948   2,736,430
    CKX Lands, Inc.                                                   39         562
    Clifton Savings Bancorp, Inc.                                 15,126     191,041
    CME Group, Inc.                                               68,158   5,058,005
    CNA Financial Corp.                                           92,975   3,773,855
    CNB Financial Corp.                                            5,014     100,330
    CNO Financial Group, Inc.                                    150,916   2,351,271
    CoBiz Financial, Inc.                                         25,614     277,912
#   Codorus Valley Bancorp, Inc.                                     540      11,334
#   Cohen & Steers, Inc.                                           9,219     353,641
*   Colonial Financial Services, Inc.                                721      10,094
*   Colony Bankcorp, Inc.                                            327       2,001
    Columbia Banking System, Inc.                                 33,700     865,753
    Comerica, Inc.                                                87,157   3,773,898
#   Commerce Bancshares, Inc.                                     64,242   2,955,774
    Commercial National Financial Corp.                              923      19,383
#   Community Bank System, Inc.                                   27,380     994,168
#*  Community Bankers Trust Corp.                                    700       2,611
    Community Trust Bancorp, Inc.                                 10,746     457,672
#   Consolidated-Tomoka Land Co.                                   2,770     103,930
*   Consumer Portfolio Services, Inc.                              6,063      40,743
*   Cowen Group, Inc. Class A                                     62,608     248,554
    Crawford & Co. Class A                                        15,180     126,449
#   Crawford & Co. Class B                                        16,901     185,742
*   Credit Acceptance Corp.                                       11,921   1,410,254
#   Cullen/Frost Bankers, Inc.                                    42,390   3,000,788
#   CVB Financial Corp.                                           70,774   1,029,054
*   DFC Global Corp.                                              27,468     332,363
#   Diamond Hill Investment Group, Inc.                            1,238     136,514
    Dime Community Bancshares, Inc.                               25,476     416,787
    Discover Financial Services                                  122,509   6,355,767
    Donegal Group, Inc. Class A                                   13,439     213,008
    Donegal Group, Inc. Class B                                    1,947      40,887
*   E*TRADE Financial Corp.                                      197,669   3,342,583
    East West Bancorp, Inc.                                       98,207   3,308,594
    Eastern Insurance Holdings, Inc.                               3,649      89,182
*   Eastern Virginia Bankshares, Inc.                                889       5,361
    Eaton Vance Corp.                                             14,400     602,064
*   eHealth, Inc.                                                 13,257     565,013
    EMC Insurance Group, Inc.                                      7,470     254,279
    Employers Holdings, Inc.                                      25,610     770,093

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
#*  Encore Capital Group, Inc.                                    18,113 $  884,820
    Endurance Specialty Holdings, Ltd.                            38,019  2,102,071
*   Enstar Group, Ltd.                                             9,740  1,323,958
#   Enterprise Bancorp, Inc.                                       3,460     67,608
    Enterprise Financial Services Corp.                            9,450    170,384
    Erie Indemnity Co. Class A                                    18,486  1,327,665
#   ESB Financial Corp.                                            7,462     99,319
    ESSA Bancorp, Inc.                                             9,762    106,992
    Evans Bancorp, Inc.                                              807     16,322
    Evercore Partners, Inc. Class A                               18,374    927,336
    Everest Re Group, Ltd.                                        24,621  3,785,233
*   Ezcorp, Inc. Class A                                          34,570    543,786
*   Farmers Capital Bank Corp.                                     1,450     29,783
    FBL Financial Group, Inc. Class A                             19,223    860,037
    Federal Agricultural Mortgage Corp. Class A                      635     18,590
    Federal Agricultural Mortgage Corp. Class C                    6,100    217,709
#   Federated Investors, Inc. Class B                             23,589    639,734
    Federated National Holding Co. Class C                         3,254     33,354
    Fidelity National Financial, Inc. Class A                    137,653  3,874,932
    Fidelity Southern Corp.                                        4,471     68,275
    Fifth Third Bancorp                                          332,750  6,332,232
    Financial Institutions, Inc.                                   8,200    194,094
*   First Acceptance Corp.                                        16,289     27,691
    First American Financial Corp.                                70,958  1,834,974
    First Bancorp                                                 10,815    162,009
#*  First BanCorp                                                 20,335    112,859
    First Bancorp, Inc.                                            3,162     55,050
    First Busey Corp.                                             58,980    304,927
#   First Business Financial Services, Inc.                        1,140     40,151
*   First Cash Financial Services, Inc.                           17,272  1,044,783
    First Citizens BancShares, Inc. Class A                        5,557  1,176,584
    First Commonwealth Financial Corp.                            68,072    591,546
    First Community Bancshares, Inc.                              11,099    185,242
    First Defiance Financial Corp.                                 5,122    132,250
*   First Federal Bancshares of Arkansas, Inc.                        99        889
    First Financial Bancorp                                       40,700    631,664
#   First Financial Bankshares, Inc.                              21,113  1,298,661
    First Financial Corp.                                          8,496    293,452
    First Financial Holdings, Inc.                                17,231  1,032,654
#   First Financial Northwest, Inc.                               11,880    128,779
*   First Financial Service Corp.                                    100        496
#   First Horizon National Corp.                                 173,396  1,846,667
    First Interstate Bancsystem, Inc.                             12,507    314,051
*   First Marblehead Corp. (The)                                  15,512     14,892
    First Merchants Corp.                                         20,283    381,320
    First Midwest Bancorp, Inc.                                   53,122    883,419
    First Niagara Financial Group, Inc.                          233,704  2,577,755
    First Republic Bank                                           11,607    592,769
*   First South Bancorp, Inc.                                      4,040     27,310
*   First United Corp.                                             1,100      9,020
    Firstbank Corp.                                                1,136     22,254
    FirstMerit Corp.                                             115,522  2,594,624

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#*  Flagstar Bancorp, Inc.                                        21,456 $   347,802
    Flushing Financial Corp.                                      20,605     413,954
    FNB Corp.                                                    104,503   1,307,333
#*  Forest City Enterprises, Inc. Class A                        124,481   2,521,985
*   Forest City Enterprises, Inc. Class B                          4,120      83,718
*   Forestar Group, Inc.                                          24,044     536,903
*   Fortegra Financial Corp.                                         203       1,496
    Fox Chase Bancorp, Inc.                                       11,004     190,039
    Franklin Financial Corp.                                         910      17,172
    Franklin Resources, Inc.                                      41,760   2,249,194
    Fulton Financial Corp.                                       139,475   1,702,990
    FXCM, Inc. Class A                                             7,650     125,384
#   Gain Capital Holdings, Inc.                                    7,311      76,546
    GAMCO Investors, Inc. Class A                                  3,560     254,576
*   Genworth Financial, Inc. Class A                             223,449   3,246,714
#   German American Bancorp, Inc.                                  7,495     203,714
    GFI Group, Inc.                                               76,676     266,066
#   Glacier Bancorp, Inc.                                         50,378   1,391,944
*   Global Indemnity P.L.C.                                       10,235     252,088
    Goldman Sachs Group, Inc. (The)                               93,740  15,079,016
    Great Southern Bancorp, Inc.                                   8,114     227,841
#*  Green Dot Corp. Class A                                       22,814     489,588
    Greenhill & Co., Inc.                                          9,862     505,921
#*  Greenlight Capital Re, Ltd. Class A                           20,929     644,404
    Guaranty Bancorp                                               1,008      13,608
#*  Hallmark Financial Services, Inc.                             10,784      91,772
    Hampden Bancorp, Inc.                                          1,565      26,918
    Hancock Holding Co.                                           57,308   1,878,556
    Hanmi Financial Corp.                                         22,958     401,306
    Hanover Insurance Group, Inc. (The)                           30,543   1,787,987
    Harleysville Savings Financial Corp.                           1,326      24,332
*   Harris & Harris Group, Inc.                                   17,939      56,149
    Hartford Financial Services Group, Inc.                      207,987   7,009,162
    Hawthorn Bancshares, Inc.                                        241       3,328
    HCC Insurance Holdings, Inc.                                  68,749   3,138,392
#   HCI Group, Inc.                                                8,272     363,472
#   Heartland Financial USA, Inc.                                 10,486     277,774
    Heritage Commerce Corp.                                       14,694     114,466
    Heritage Financial Corp.                                       8,900     143,557
    Heritage Financial Group, Inc.                                   782      13,435
    HF Financial Corp.                                               761      10,144
    HFF, Inc. Class A                                             22,355     548,815
*   Hilltop Holdings, Inc.                                        55,679     965,474
    Hingham Institution for Savings                                  248      18,035
*   HMN Financial, Inc.                                              212       1,825
*   Home Bancorp, Inc.                                             3,783      68,737
    Home BancShares, Inc.                                         39,235   1,329,282
    Home Federal Bancorp, Inc.                                     9,109     142,009
#   HopFed Bancorp, Inc.                                           1,664      18,054
    Horace Mann Educators Corp.                                   24,083     667,099
    Horizon Bancorp                                                1,417      30,763
*   Howard Hughes Corp. (The)                                     27,641   3,235,379

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
#   Hudson City Bancorp, Inc.                                    285,251 $ 2,561,554
#   Hudson Valley Holding Corp.                                    9,720     179,723
    Huntington Bancshares, Inc.                                  359,754   3,165,835
    Iberiabank Corp.                                              20,639   1,205,937
*   ICG Group, Inc.                                               25,448     415,057
#*  Imperial Holdings, Inc.                                        1,539       9,019
    Independence Holding Co.                                       6,304      86,491
#   Independent Bank Corp.                                        14,694     527,221
    Infinity Property & Casualty Corp.                             7,323     502,211
    Interactive Brokers Group, Inc. Class A                       34,211     705,773
#*  IntercontinentalExchange, Inc.                                17,688   3,409,008
    International Bancshares Corp.                                46,277   1,057,429
#*  Intervest Bancshares Corp. Class A                             8,831      64,378
#*  INTL. FCStone, Inc.                                           11,023     225,531
    Invesco, Ltd.                                                181,053   6,110,539
*   Investment Technology Group, Inc.                             19,534     312,935
#   Investors Bancorp, Inc.                                       78,574   1,862,990
*   Investors Capital Holdings, Ltd.                               1,190       8,378
    Investors Title Co.                                              675      52,745
#   Janus Capital Group, Inc.                                    126,443   1,247,992
*   Jefferson Bancshares, Inc.                                       200       1,270
    JMP Group, Inc.                                               11,563      74,119
    Jones Lang LaSalle, Inc.                                      28,385   2,702,252
    JPMorgan Chase & Co.                                         899,039  46,336,470
*   KCG Holdings, Inc. Class A                                     4,373      38,220
#*  Kearny Financial Corp.                                        38,365     402,833
    Kemper Corp.                                                  39,371   1,457,514
    Kennedy-Wilson Holdings, Inc.                                 46,271     927,271
    Kentucky First Federal Bancorp                                 1,549      12,531
    KeyCorp                                                      410,394   5,142,237
    Lake Shore Bancorp, Inc.                                         125       1,506
    Lakeland Bancorp, Inc.                                        19,241     219,347
    Lakeland Financial Corp.                                      11,356     404,160
    Landmark Bancorp, Inc.                                         1,214      24,414
    Lazard, Ltd. Class A                                           1,636      63,231
#   Legg Mason, Inc.                                              92,842   3,571,632
    Leucadia National Corp.                                      202,517   5,739,332
    Life Partners Holdings, Inc.                                   6,612      13,356
    Lincoln National Corp.                                       122,437   5,559,864
    LNB Bancorp, Inc.                                              5,305      51,618
    Loews Corp.                                                   75,812   3,662,478
#*  Louisiana Bancorp, Inc.                                        2,000      35,790
    LPL Financial Holdings, Inc.                                  49,132   2,001,638
#   M&T Bank Corp.                                                53,800   6,054,114
*   Macatawa Bank Corp.                                           17,866      87,722
    Maiden Holdings, Ltd.                                         50,364     551,486
    MainSource Financial Group, Inc.                              12,698     205,962
    Manning & Napier, Inc.                                         2,274      37,748
*   Markel Corp.                                                   7,299   3,866,061
    MarketAxess Holdings, Inc.                                    18,026   1,175,836
    Marlin Business Services Corp.                                 8,294     228,666
    Marsh & McLennan Cos., Inc.                                   49,464   2,265,451

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
*   Maui Land & Pineapple Co., Inc.                                1,700 $     7,242
    MB Financial, Inc.                                            39,378   1,169,527
*   MBIA, Inc.                                                   166,900   1,897,653
*   MBT Financial Corp.                                            2,040       7,834
    MCG Capital Corp.                                             48,844     230,055
    McGraw-Hill Cos., Inc. (The)                                  12,100     843,128
    Meadowbrook Insurance Group, Inc.                             23,313     154,798
    Medallion Financial Corp.                                     14,885     225,954
    Mercantile Bank Corp.                                          4,389      95,856
    Merchants Bancshares, Inc.                                     2,632      78,907
    Mercury General Corp.                                         37,713   1,755,917
*   Meridian Interstate Bancorp, Inc.                             12,664     300,643
    Meta Financial Group, Inc.                                       496      18,461
    MetLife, Inc.                                                216,234  10,230,031
*   Metro Bancorp, Inc.                                            8,480     180,963
    MetroCorp Bancshares, Inc.                                     1,365      19,560
*   MGIC Investment Corp.                                        111,894     910,817
    MicroFinancial, Inc.                                           1,885      16,192
#   MidSouth Bancorp, Inc.                                         3,894      59,111
#   MidWestOne Financial Group, Inc.                               2,909      76,856
    Montpelier Re Holdings, Ltd.                                  40,003   1,104,483
    Moody's Corp.                                                 19,475   1,376,104
    Morgan Stanley                                               296,304   8,512,814
*   MSB Financial Corp.                                              687       5,221
*   MSCI, Inc.                                                    60,460   2,464,954
    MutualFirst Financial, Inc.                                    1,660      28,220
    NASDAQ OMX Group, Inc. (The)                                  75,383   2,670,820
#   National Interstate Corp.                                      9,752     254,820
    National Penn Bancshares, Inc.                               104,628   1,084,992
    National Western Life Insurance Co. Class A                      577     120,016
*   Navigators Group, Inc. (The)                                  12,200     686,128
    NBT Bancorp, Inc.                                             29,666     722,960
    Nelnet, Inc. Class A                                          23,814   1,015,191
    New Hampshire Thrift Bancshares, Inc.                          2,140      30,388
#   New York Community Bancorp, Inc.                             184,049   2,983,434
*   NewBridge Bancorp                                              7,017      52,347
*   NewStar Financial, Inc.                                       30,792     536,089
    Nicholas Financial, Inc.                                          95       1,525
*   North Valley Bancorp                                              67       1,266
    Northeast Community Bancorp, Inc.                              5,046      38,097
    Northern Trust Corp.                                          63,758   3,597,226
    Northfield Bancorp, Inc.                                      38,419     496,758
    Northrim BanCorp, Inc.                                         2,509      62,976
    Northwest Bancshares, Inc.                                    65,549     917,031
    Norwood Financial Corp.                                           71       2,041
    NYSE Euronext                                                109,528   4,821,423
    Ocean Shore Holding Co.                                        3,233      46,135
    OceanFirst Financial Corp.                                    11,544     203,059
*   Ocwen Financial Corp.                                         85,479   4,806,484
    OFG Bancorp                                                   32,525     481,695
    Ohio Valley Banc Corp.                                         1,078      22,142
#   Old Line Bancshares, Inc.                                         98       1,307

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Financials -- (Continued)
    Old National Bancorp                                          72,110 $1,048,479
    Old Republic International Corp.                             177,794  2,985,161
#*  Old Second Bancorp, Inc.                                       3,572     17,038
*   OmniAmerican Bancorp, Inc.                                     7,163    157,013
    OneBeacon Insurance Group, Ltd. Class A                       17,121    273,251
    Oppenheimer Holdings, Inc. Class A                             5,904    117,076
    Oritani Financial Corp.                                       34,723    563,207
    Pacific Continental Corp.                                      8,644    119,114
*   Pacific Mercantile Bancorp                                     4,434     27,579
    PacWest Bancorp                                               28,027  1,066,427
#   Park National Corp.                                            9,540    755,759
    Park Sterling Corp.                                           11,737     76,408
    PartnerRe, Ltd.                                               37,587  3,766,593
    Peapack Gladstone Financial Corp.                              2,972     54,506
    Penns Woods Bancorp, Inc.                                      2,417    123,750
#   People's United Financial, Inc.                              220,418  3,180,632
    Peoples Bancorp of North Carolina, Inc.                          126      1,649
    Peoples Bancorp, Inc.                                          6,533    146,470
#*  PHH Corp.                                                     35,479    853,270
#*  Phoenix Cos., Inc. (The)                                       3,177    122,537
*   PICO Holdings, Inc.                                           15,152    355,769
*   Pinnacle Financial Partners, Inc.                             24,158    748,898
*   Piper Jaffray Cos.                                            10,445    374,871
    Platinum Underwriters Holdings, Ltd.                          22,758  1,415,320
    PNC Financial Services Group, Inc. (The)                     115,488  8,491,833
*   Popular, Inc.                                                 68,790  1,736,948
*   Porter Bancorp, Inc.                                           3,191      3,574
#*  Portfolio Recovery Associates, Inc.                           34,350  2,042,108
*   Preferred Bank                                                 1,871     35,961
    Premier Financial Bancorp, Inc.                                1,250     15,025
    Primerica, Inc.                                               40,283  1,730,155
#*  Primus Guaranty, Ltd.                                          9,727     98,243
    Principal Financial Group, Inc.                              132,716  6,298,701
    PrivateBancorp, Inc.                                          52,930  1,289,375
    ProAssurance Corp.                                            41,990  1,902,987
    Progressive Corp. (The)                                      104,099  2,703,451
#   Prosperity Bancshares, Inc.                                   42,573  2,658,684
    Protective Life Corp.                                         53,447  2,462,838
    Provident Financial Holdings, Inc.                             4,700     71,252
    Provident Financial Services, Inc.                            38,050    713,057
*   Prudential Bancorp, Inc.                                       1,573     17,005
    Prudential Financial, Inc.                                    98,538  8,020,008
#   Pulaski Financial Corp.                                        4,605     50,148
    Pzena Investment Management, Inc. Class A                      2,289     16,458
    QC Holdings, Inc.                                              6,412     15,068
    QCR Holdings, Inc.                                               797     13,836
    Radian Group, Inc.                                            80,134  1,167,552
    Raymond James Financial, Inc.                                 55,106  2,515,589
    Regions Financial Corp.                                      620,345  5,973,922
    Reinsurance Group of America, Inc.                            48,816  3,474,723
    RenaissanceRe Holdings, Ltd.                                  32,375  3,033,861
#   Renasant Corp.                                                16,916    485,151

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES    VALUE+
                                                                  ------- ----------
Financials -- (Continued)
     Republic Bancorp, Inc. Class A                                11,604 $  267,124
*    Republic First Bancorp, Inc.                                   8,744     27,544
     Resource America, Inc. Class A                                10,164     87,715
*    Riverview Bancorp, Inc.                                        5,533     14,718
#    RLI Corp.                                                     14,894  1,407,185
     Rockville Financial, Inc.                                     18,020    236,963
#*   Roma Financial Corp.                                          14,191    276,157
*    Royal Bancshares of Pennsylvania, Inc. Class A                 2,289      3,502
     S&T Bancorp, Inc.                                             19,769    484,736
#*   Safeguard Scientifics, Inc.                                   13,743    239,815
     Safety Insurance Group, Inc.                                  10,156    555,432
     Salisbury Bancorp, Inc.                                          300      7,868
     Sandy Spring Bancorp, Inc.                                    16,305    399,309
     SB Financial Group, Inc.                                         600      4,890
#*   Seacoast Banking Corp. of Florida                             19,531     44,531
     SEI Investments Co.                                           31,179  1,034,831
     Selective Insurance Group, Inc.                               38,238  1,004,512
*    Shore Bancshares, Inc.                                         1,418     12,975
     SI Financial Group, Inc.                                       4,396     49,807
     Sierra Bancorp                                                 6,986    132,245
*    Signature Bank                                                25,983  2,645,589
     Simmons First National Corp. Class A                          10,999    360,107
     Simplicity Bancorp, Inc.                                       4,666     73,163
     SLM Corp.                                                    140,466  3,563,622
*    Southcoast Financial Corp.                                     1,309      7,527
(d)  Southern Community Financial                                   4,210        926
*    Southern First Bancshares, Inc.                                   18        242
     Southern Missouri Bancorp, Inc.                                   65      1,966
#    Southern National Bancorp of Virginia, Inc.                      417      4,066
#    Southside Bancshares, Inc.                                    12,264    334,807
*    Southwest Bancorp, Inc.                                       11,578    185,364
#*   St Joe Co. (The)                                              51,029    952,711
     StanCorp Financial Group, Inc.                                30,591  1,801,810
     State Auto Financial Corp.                                    23,350    443,650
     State Street Corp.                                           107,806  7,553,966
     StellarOne Corp.                                              13,605    316,724
*    Sterling Bancorp(859158107)                                   19,994    294,912
     Sterling Bancorp(85917A100)                                   24,242    284,116
     Stewart Information Services Corp.                            14,809    463,818
#*   Stifel Financial Corp.                                        44,332  1,815,395
*    Stratus Properties, Inc.                                         271      4,168
*    Suffolk Bancorp                                                7,798    152,451
     Summit State Bank                                                361      3,574
#*   Sun Bancorp, Inc.                                             21,767     71,831
     SunTrust Banks, Inc.                                         118,016  3,970,058
     Susquehanna Bancshares, Inc.                                 134,097  1,580,333
*    SVB Financial Group                                           31,590  3,025,690
*    SWS Group, Inc.                                               14,900     83,887
#    SY Bancorp, Inc.                                               9,065    272,041
     Symetra Financial Corp.                                       63,570  1,190,666
     Synovus Financial Corp.                                      700,834  2,277,710
     T Rowe Price Group, Inc.                                      11,700    905,697

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Financials -- (Continued)
*   Taylor Capital Group, Inc.                                      17,856 $   410,688
#   TCF Financial Corp.                                            118,607   1,800,454
    TD Ameritrade Holding Corp.                                     99,756   2,719,349
    Teche Holding Co.                                                  651      32,745
*   Tejon Ranch Co.                                                 13,685     506,619
    Territorial Bancorp, Inc.                                        7,203     157,097
#   Teton Advisors, Inc. Class A                                        29       1,631
#*  Texas Capital Bancshares, Inc.                                  26,983   1,404,465
    TF Financial Corp.                                                 840      23,310
*   TFS Financial Corp.                                            140,255   1,702,696
#   Thomas Properties Group, Inc.                                   30,277     205,884
    Timberland Bancorp, Inc.                                           899       7,974
    Tompkins Financial Corp.                                         8,371     412,858
    Torchmark Corp.                                                 43,587   3,175,749
#   TowneBank                                                       18,870     274,747
#*  Transcontinental Realty Investors, Inc.                            860       7,641
    Travelers Cos., Inc. (The)                                     100,570   8,679,191
    Tree.com, Inc.                                                   7,617     224,778
    Trico Bancshares                                                 9,980     252,394
#   TrustCo Bank Corp.                                              66,045     443,822
#   Trustmark Corp.                                                 48,324   1,312,480
    U.S. Bancorp                                                   375,974  14,046,389
    UMB Financial Corp.                                             27,606   1,626,546
    Umpqua Holdings Corp.                                           77,381   1,266,727
    Union Bankshares Inc/Morrisville                                   337       7,303
#   Union First Market Bankshares Corp.                             15,486     373,522
    United Bancshares, Inc.                                            606       8,042
#   United Bankshares, Inc.                                         34,077   1,007,998
*   United Community Banks, Inc.                                    30,176     470,444
#*  United Community Financial Corp.                                 1,551       6,204
    United Financial Bancorp, Inc.                                  12,423     194,793
    United Fire Group, Inc.                                         16,201     513,572
*   United Security Bancshares                                       1,942       9,983
    Unity Bancorp, Inc.                                              2,239      16,591
    Universal Insurance Holdings, Inc.                              27,811     218,038
    Univest Corp. of Pennsylvania                                   11,004     219,750
    Unum Group                                                     125,496   3,983,243
    Validus Holdings, Ltd.                                          75,558   2,983,030
#   Valley National Bancorp                                        131,681   1,283,890
*   Vantagesouth Bancshares, Inc.                                    1,661       8,122
    ViewPoint Financial Group, Inc.                                 34,190     745,684
*   Virginia Commerce Bancorp, Inc.                                 19,729     316,256
*   Virtus Investment Partners, Inc.                                 1,301     264,780
    Waddell & Reed Financial, Inc. Class A                          12,057     744,520
#*  Walker & Dunlop, Inc.                                            7,837     101,724
    Washington Banking Co.                                           9,453     160,796
    Washington Federal, Inc.                                        73,583   1,676,221
    Washington Trust Bancorp, Inc.                                  10,829     356,166
#*  Waterstone Financial, Inc.                                      11,388     121,168
    Wayne Savings Bancshares, Inc.                                     243       2,515
    Webster Financial Corp.                                         63,678   1,775,979
    Wells Fargo & Co.                                            1,191,695  50,873,460

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Financials -- (Continued)
    WesBanco, Inc.                                                18,711 $    550,103
#   West BanCorp., Inc.                                            9,721      134,344
#   Westamerica BanCorp.                                          19,269      991,968
*   Western Alliance Bancorp                                      63,101    1,334,586
    Westfield Financial, Inc.                                     18,225      131,402
    Westwood Holdings Group, Inc.                                  2,604      138,871
#   Willis Group Holdings P.L.C.                                  35,900    1,618,013
    Wilshire Bancorp, Inc.                                        50,768      430,005
#   Wintrust Financial Corp.                                      28,441    1,237,468
#*  World Acceptance Corp.                                        10,120    1,053,694
    WR Berkley Corp.                                              58,520    2,569,613
    WSFS Financial Corp.                                           1,362       95,354
    WVS Financial Corp.                                              757        8,372
    XL Group P.L.C.                                              138,187    4,224,377
*   Yadkin Financial Corp.                                         2,370       38,915
    Zions BanCorp.                                               122,004    3,461,253
*   ZipRealty, Inc.                                                9,538       52,459
                                                                         ------------
Total Financials                                                          813,274,582
                                                                         ------------
Health Care -- (9.7%)
#   Abaxis, Inc.                                                   8,090      289,056
    Abbott Laboratories                                          188,846    6,902,321
    AbbVie, Inc.                                                  69,977    3,390,386
#*  ABIOMED, Inc.                                                  2,168       51,989
#*  Acadia Healthcare Co., Inc.                                    2,170       94,091
#*  Accretive Health, Inc.                                         4,574       37,781
#*  Accuray, Inc.                                                 47,276      319,113
*   Acorda Therapeutics, Inc.                                     22,007      673,634
*   Actavis P.L.C.                                                46,094    7,125,260
#*  Adcare Health Systems, Inc.                                    2,885       11,396
*   Addus HomeCare Corp.                                           7,296      188,602
    Aetna, Inc.                                                  103,394    6,482,804
#*  Affymax, Inc.                                                 21,288       24,055
*   Affymetrix, Inc.                                              51,400      363,398
    Agilent Technologies, Inc.                                    40,144    2,037,709
#   Air Methods Corp.                                             22,179      969,666
#*  Akorn, Inc.                                                   11,344      231,871
#*  Albany Molecular Research, Inc.                               19,802      259,406
*   Alere, Inc.                                                   56,253    1,897,414
*   Alexion Pharmaceuticals, Inc.                                 12,000    1,475,400
*   Align Technology, Inc.                                        36,980    2,110,079
*   Alkermes P.L.C.                                               62,364    2,194,589
    Allergan, Inc.                                                15,701    1,422,668
*   Alliance HealthCare Services, Inc.                               286        7,210
*   Allied Healthcare Products                                       500        1,165
*   Allscripts Healthcare Solutions, Inc.                        129,109    1,785,577
    Almost Family, Inc.                                            5,545      106,630
#*  Alnylam Pharmaceuticals, Inc.                                 15,940      918,303
#*  Alphatec Holdings, Inc.                                       36,305       66,075
*   AMAG Pharmaceuticals, Inc.                                    11,068      298,615
#*  Amedisys, Inc.                                                22,377      364,298
    AmerisourceBergen Corp.                                       46,200    3,018,246

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
    Amgen, Inc.                                                   85,813 $9,954,308
*   AMN Healthcare Services, Inc.                                 31,691    392,968
*   Amsurg Corp.                                                  21,900    939,291
    Analogic Corp.                                                 8,222    758,315
*   AngioDynamics, Inc.                                           14,329    225,252
*   Anika Therapeutics, Inc.                                       9,903    295,803
#*  Ariad Pharmaceuticals, Inc.                                   52,500    115,500
*   Arqule, Inc.                                                  10,910     24,547
*   ArthroCare Corp.                                              19,685    737,006
#*  athenahealth, Inc.                                             2,911    388,648
*   AtriCure, Inc.                                                 3,000     41,550
#   Atrion Corp.                                                   1,410    376,724
#*  Auxilium Pharmaceuticals, Inc.                                29,141    501,517
#*  AVEO Pharmaceuticals, Inc.                                     6,456     13,364
#*  Baxano Surgical, Inc.                                         11,970     14,484
    Baxter International, Inc.                                    22,821  1,503,219
    Becton Dickinson and Co.                                      12,012  1,262,822
*   Bio-Rad Laboratories, Inc. Class A                            14,801  1,828,220
*   Bio-Rad Laboratories, Inc. Class B                               630     76,728
#*  Bio-Reference Labs, Inc.                                      15,232    493,669
*   Biogen Idec, Inc.                                             16,395  4,003,495
*   BioMarin Pharmaceutical, Inc.                                 15,781    991,362
*   BioScrip, Inc.                                                46,935    329,014
#*  Biospecifics Technologies Corp.                                1,000     18,700
    Biota Pharmaceuticals, Inc.                                    1,431      5,481
*   BioTelemetry, Inc.                                            16,060    146,788
*   Boston Scientific Corp.                                      619,825  7,245,754
*   Bovie Medical Corp.                                            6,717     17,196
    Bristol-Myers Squibb Co.                                     143,332  7,527,797
#*  Brookdale Senior Living, Inc.                                 75,024  2,031,650
*   Bruker Corp.                                                  20,164    412,354
#*  BSD Medical Corp.                                              1,100      1,738
*   Cambrex Corp.                                                 21,555    362,555
    Cantel Medical Corp.                                          27,844    977,324
*   Capital Senior Living Corp.                                   18,189    403,432
    Cardinal Health, Inc.                                         31,700  1,859,522
*   CareFusion Corp.                                              96,862  3,755,340
*   CAS Medical Systems, Inc.                                        415        585
*   Celgene Corp.                                                 20,854  3,096,610
#*  Celldex Therapeutics, Inc.                                    37,920    868,747
*   Centene Corp.                                                 30,879  1,734,165
#*  Cepheid, Inc.                                                 10,300    419,416
*   Cerner Corp.                                                  28,400  1,591,252
*   Charles River Laboratories International, Inc.                28,153  1,385,409
#   Chemed Corp.                                                  13,161    892,579
*   Chindex International, Inc.                                    4,875     82,046
    Cigna Corp.                                                   70,425  5,421,316
    Community Health Systems, Inc.                                63,281  2,760,950
    Computer Programs & Systems, Inc.                              2,800    159,712
    CONMED Corp.                                                  17,455    633,093
    Cooper Cos., Inc. (The)                                       30,523  3,943,877
*   Corvel Corp.                                                  13,298    553,197

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Health Care -- (Continued)
#*  Covance, Inc.                                                 30,579 $2,729,482
    Covidien P.L.C.                                               44,304  2,840,329
    CR Bard, Inc.                                                  4,700    640,234
*   Cross Country Healthcare, Inc.                                16,468     97,820
    CryoLife, Inc.                                                16,130    145,009
*   Cubist Pharmaceuticals, Inc.                                  38,122  2,363,564
*   Cumberland Pharmaceuticals, Inc.                              12,297     60,132
#*  Cutera, Inc.                                                   8,996     90,410
*   Cyberonics, Inc.                                               8,655    499,913
*   Cynosure, Inc. Class A                                        14,888    321,730
*   DaVita HealthCare Partners, Inc.                              50,100  2,816,121
    Daxor Corp.                                                    1,894     14,148
    DENTSPLY International, Inc.                                  35,485  1,671,343
*   Depomed, Inc.                                                  9,997     71,978
*   Digirad Corp.                                                  8,621     28,708
#*  Durect Corp.                                                   2,398      3,597
*   Edwards Lifesciences Corp.                                    10,600    691,014
    Eli Lilly & Co.                                               48,546  2,418,562
*   Emergent Biosolutions, Inc.                                   23,687    462,607
*   Emeritus Corp.                                                27,130    519,811
*   Endo Health Solutions, Inc.                                   70,799  3,096,040
#*  Endocyte, Inc.                                                 5,776     60,244
    Ensign Group, Inc. (The)                                      15,555    662,332
*   Enzo Biochem, Inc.                                            22,936     57,111
    Enzon Pharmaceuticals, Inc.                                   28,575     42,291
*   Exactech, Inc.                                                 8,140    184,778
#*  ExamWorks Group, Inc.                                         15,225    393,566
*   Express Scripts Holding Co.                                  153,147  9,574,750
*   Five Star Quality Care, Inc.                                  31,330    158,843
*   Forest Laboratories, Inc.                                     76,015  3,574,985
*   Furiex Pharmaceuticals, Inc.                                   5,764    225,372
*   Gentiva Health Services, Inc.                                 20,482    234,519
*   Gilead Sciences, Inc.                                         65,300  4,635,647
*   Greatbatch, Inc.                                              14,728    561,431
#*  GTx, Inc.                                                      8,578     14,668
*   Haemonetics Corp.                                             37,242  1,510,536
*   Hanger, Inc.                                                  22,861    838,999
*   Harvard Bioscience, Inc.                                      18,886    111,239
    HCA Holdings, Inc.                                             5,796    273,223
*   Health Management Associates, Inc. Class A                   137,366  1,761,032
*   Health Net, Inc.                                              56,130  1,706,352
#   HealthSouth Corp.                                             27,299    958,468
*   HealthStream, Inc.                                            12,289    438,963
#*  Healthways, Inc.                                              24,352    234,510
*   Henry Schein, Inc.                                            27,023  3,038,196
#   Hi-Tech Pharmacal Co., Inc.                                    8,775    378,115
    Hill-Rom Holdings, Inc.                                       42,471  1,753,628
#*  HMS Holdings Corp.                                             7,613    160,863
#*  Hologic, Inc.                                                109,285  2,446,891
#*  Horizon Pharma, Inc.                                           1,510      6,327
*   Hospira, Inc.                                                 48,274  1,956,062
    Humana, Inc.                                                  47,983  4,421,633

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                   SHARES    VALUE+
                                                                   ------- -----------
Health Care -- (Continued)
*     ICU Medical, Inc.                                             10,064 $   621,955
#*    Idera Pharmaceuticals, Inc.                                   12,551      23,094
#*    IDEXX Laboratories, Inc.                                       8,700     938,382
#*    Illumina, Inc.                                                 8,304     776,507
#*    Immunomedics, Inc.                                             7,638      28,948
*     Impax Laboratories, Inc.                                      48,223     976,998
*     Incyte Corp., Ltd.                                            40,400   1,575,600
#*    Infinity Pharmaceuticals, Inc.                                11,550     156,502
#*    Integra LifeSciences Holdings Corp.                           17,936     821,110
*     Intuitive Surgical, Inc.                                       2,000     743,000
      Invacare Corp.                                                21,557     462,829
#*    IPC The Hospitalist Co., Inc.                                 11,809     647,015
*     Iridex Corp.                                                   1,074       6,412
#*    Isis Pharmaceuticals, Inc.                                       351      11,678
*     Jazz Pharmaceuticals P.L.C.                                   22,546   2,045,824
      Johnson & Johnson                                            181,710  16,828,163
      Kewaunee Scientific Corp.                                        674      11,701
      Kindred Healthcare, Inc.                                      39,834     552,896
#*    Laboratory Corp. of America Holdings                          21,084   2,127,376
      Landauer, Inc.                                                 2,642     127,873
*     Lannett Co., Inc.                                             16,948     400,142
*     LCA-Vision, Inc.                                               9,225      30,350
      LeMaitre Vascular, Inc.                                        9,392      75,512
#*    LHC Group, Inc.                                               11,292     232,615
*     Life Technologies Corp.                                       49,868   3,755,559
*     LifePoint Hospitals, Inc.                                     32,623   1,684,652
#*    Ligand Pharmaceuticals, Inc. Class B                             866      44,824
*     Luminex Corp.                                                 21,990     428,805
*     Magellan Health Services, Inc.                                21,872   1,283,886
*     Mallinckrodt P.L.C.                                            5,538     232,651
#     Masimo Corp.                                                  20,591     527,541
(d)*  Maxygen, Inc.                                                 19,082         572
      McKesson Corp.                                                22,964   3,590,192
*     MedAssets, Inc.                                               44,267   1,019,469
(d)*  MedCath Corp.                                                  9,997      13,696
*     Medical Action Industries, Inc.                                9,533      57,770
*     Medicines Co. (The)                                           42,803   1,451,878
#*    MediciNova, Inc.                                               4,504      11,125
*     Medidata Solutions, Inc.                                       5,897     650,498
#*    Medivation, Inc.                                              14,686     879,104
#*    MEDNAX, Inc.                                                  34,320   3,741,566
      Medtronic, Inc.                                               93,790   5,383,546
      Merck & Co., Inc.                                            589,040  26,559,814
#*    Merge Healthcare, Inc.                                        13,408      34,056
*     Merit Medical Systems, Inc.                                   28,662     458,305
#*    Metabolix, Inc.                                                1,632       1,795
*     Mettler-Toledo International, Inc.                             2,600     643,396
*     Misonix, Inc.                                                    434       1,814
*     Molina Healthcare, Inc.                                       31,992   1,012,227
*     Momenta Pharmaceuticals, Inc.                                 36,572     599,415
*     MWI Veterinary Supply, Inc.                                    6,600   1,047,024
*     Mylan, Inc.                                                  135,096   5,116,086

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Health Care -- (Continued)
#*  Myriad Genetics, Inc.                                           57,031 $ 1,390,416
#   National Healthcare Corp.                                        8,490     410,746
*   National Research Corp. Class A                                  8,340     146,284
#   National Research Corp. Class B                                  1,390      38,906
#*  Natus Medical, Inc.                                             21,699     428,121
*   Neogen Corp.                                                    14,315     661,616
*   NPS Pharmaceuticals, Inc.                                        4,549     130,920
*   NuVasive, Inc.                                                  29,505     937,669
    Omnicare, Inc.                                                  73,936   4,077,570
*   Omnicell, Inc.                                                  24,365     562,101
#*  OncoGenex Pharmaceutical, Inc.                                     900       6,327
#*  Opko Health, Inc.                                                4,793      48,026
#*  OraSure Technologies, Inc.                                      14,478      94,397
*   Orthofix International NV                                       11,982     245,511
#*  Osiris Therapeutics, Inc.                                        6,988      93,010
#   Owens & Minor, Inc.                                             45,809   1,714,173
#*  Pacific Biosciences of California, Inc.                         18,247      74,995
#   Pain Therapeutics, Inc.                                         21,575      78,964
*   PAREXEL International Corp.                                     39,643   1,812,082
    Patterson Cos., Inc.                                            58,491   2,486,452
*   PDI, Inc.                                                        8,907      42,486
#   PDL BioPharma, Inc.                                             61,804     499,994
    PerkinElmer, Inc.                                               79,819   3,036,315
#*  Pernix Therapeutics Holdings                                       733       1,532
    Perrigo Co.                                                      8,500   1,172,065
    Pfizer, Inc.                                                 1,450,953  44,515,238
*   PharMerica Corp.                                                19,929     294,152
#*  PhotoMedex, Inc.                                                 1,599      20,211
#*  Pozen, Inc.                                                     19,179     120,540
#*  Progenics Pharmaceuticals, Inc.                                 40,462     147,282
*   ProPhase Labs, Inc.                                              2,300       3,818
*   Providence Service Corp. (The)                                   9,476     283,238
#*  pSivida Corp.                                                    8,193      20,073
#   Quality Systems, Inc.                                           32,307     737,246
#   Quest Diagnostics, Inc.                                         36,218   2,169,820
#   Questcor Pharmaceuticals, Inc.                                  23,700   1,454,469
#*  Quidel Corp.                                                    21,044     519,787
*   RadNet, Inc.                                                    10,798      26,455
*   Regeneron Pharmaceuticals, Inc.                                 13,800   3,968,880
#*  Repligen Corp.                                                  22,589     247,124
#   ResMed, Inc.                                                    48,888   2,529,465
*   Rigel Pharmaceuticals, Inc.                                     42,890     132,530
*   Rochester Medical Corp.                                          6,486     129,590
*   RTI Biologics, Inc.                                             36,333     101,369
*   Sagent Pharmaceuticals, Inc.                                     4,272      92,660
*   Salix Pharmaceuticals, Ltd.                                     18,332   1,315,321
#*  Sangamo Biosciences, Inc.                                       13,614     127,563
#*  Santarus, Inc.                                                  17,297     403,539
#*  Sciclone Pharmaceuticals, Inc.                                  36,986     174,944
#*  Seattle Genetics, Inc.                                          19,300     745,559
    Select Medical Holdings Corp.                                   83,479     707,902
*   Sirona Dental Systems, Inc.                                     29,087   2,101,536

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Health Care -- (Continued)
#*  Skilled Healthcare Group, Inc. Class A                        15,517 $     66,102
#*  Solta Medical, Inc.                                           35,517       65,706
    Span-America Medical Systems, Inc.                             1,468       27,672
*   Special Diversified Opportunities, Inc.                        5,707        6,335
*   Spectranetics Corp.                                           19,200      401,088
#   Spectrum Pharmaceuticals, Inc.                                36,097      310,073
    St Jude Medical, Inc.                                         73,363    4,210,303
*   Staar Surgical Co.                                            10,301      136,385
#*  Stereotaxis, Inc.                                                260        1,136
    STERIS Corp.                                                  35,952    1,624,671
    Stryker Corp.                                                 22,435    1,657,049
#*  Sucampo Pharmaceuticals, Inc. Class A                          7,118       44,132
*   SurModics, Inc.                                               11,126      262,351
*   Symmetry Medical, Inc.                                        23,856      193,234
#*  Synageva BioPharma Corp.                                         427       21,692
*   Targacept, Inc.                                               10,016       47,576
*   Team Health Holdings, Inc.                                    15,305      664,849
    Techne Corp.                                                   4,502      393,430
#   Teleflex, Inc.                                                26,985    2,487,477
*   Tenet Healthcare Corp.                                        68,727    3,243,227
#*  Theravance, Inc.                                               5,192      190,235
    Thermo Fisher Scientific, Inc.                                80,154    7,837,458
*   Thoratec Corp.                                                40,232    1,737,620
*   Tornier NV                                                     2,055       44,203
#*  Transcept Pharmaceuticals, Inc.                                9,491       34,927
*   Triple-S Management Corp. Class B                             16,186      288,273
#*  United Therapeutics Corp.                                     27,117    2,400,397
    UnitedHealth Group, Inc.                                     207,981   14,196,783
    Universal American Corp.                                      57,129      423,897
    Universal Health Services, Inc. Class B                       53,642    4,321,400
    US Physical Therapy, Inc.                                      8,202      261,808
#   Utah Medical Products, Inc.                                    2,338      130,133
*   Varian Medical Systems, Inc.                                   7,597      551,390
*   Vascular Solutions, Inc.                                      10,690      209,738
*   VCA Antech, Inc.                                              61,753    1,756,873
*   Vertex Pharmaceuticals, Inc.                                  13,281      947,467
#*  Vical, Inc.                                                    7,615        9,519
*   ViroPharma, Inc.                                              47,167    1,831,023
*   Volcano Corp.                                                 11,175      214,225
*   Waters Corp.                                                   7,000      706,440
*   WellCare Health Plans, Inc.                                   30,440    2,029,739
    WellPoint, Inc.                                               83,721    7,099,541
    West Pharmaceutical Services, Inc.                            44,772    2,164,726
#*  Wright Medical Group, Inc.                                    31,608      858,789
#*  XenoPort, Inc.                                                21,928      114,683
#*  Zalicus, Inc.                                                    206          904
    Zimmer Holdings, Inc.                                         54,916    4,803,503
    Zoetis, Inc.                                                 386,123   12,224,654
                                                                         ------------
Total Health Care                                                         439,642,897
                                                                         ------------
Industrials -- (12.4%)
    3M Co.                                                        36,437    4,585,596

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE+
                                                                  ------ ----------
Industrials -- (Continued)
     AAON, Inc.                                                   23,691 $  639,894
     AAR Corp.                                                    26,981    790,004
     ABM Industries, Inc.                                         38,618  1,062,381
#    Acacia Research Corp.                                        30,969    467,322
#*   ACCO Brands Corp.                                            53,691    314,092
#*   Accuride Corp.                                                4,400     19,800
     Aceto Corp.                                                  19,502    311,057
     Acme United Corp.                                               700     10,248
     Acorn Energy, Inc.                                            7,525     28,294
     Actuant Corp. Class A                                        50,752  1,906,245
#    Acuity Brands, Inc.                                          20,533  2,063,772
*    Adept Technology, Inc.                                        5,898     49,071
#    ADT Corp. (The)                                              52,218  2,264,695
#*   Advisory Board Co. (The)                                     11,167    766,056
*    AECOM Technology Corp.                                       73,717  2,342,726
*    Aegion Corp.                                                 27,157    556,719
#*   Aerovironment, Inc.                                          16,340    442,977
     AGCO Corp.                                                   37,457  2,186,740
*    Air Transport Services Group, Inc.                           37,223    269,495
     Alamo Group, Inc.                                             8,210    387,430
     Alaska Air Group, Inc.                                       48,438  3,422,629
     Albany International Corp. Class A                           19,209    707,083
     Allegiant Travel Co.                                         11,255  1,173,559
     Alliant Techsystems, Inc.                                    22,859  2,488,659
(d)  Allied Defense Group, Inc. (The)                              2,821     14,810
     Allied Motion Technologies, Inc.                              3,866     36,920
#    Altra Holdings, Inc.                                         18,847    572,383
     AMERCO                                                       12,397  2,503,326
#*   Ameresco, Inc. Class A                                       16,123    168,647
#    American Railcar Industries, Inc.                            15,398    630,702
     American Science & Engineering, Inc.                          5,489    361,066
#*   American Superconductor Corp.                                 2,515      5,483
*    American Woodmark Corp.                                      10,604    359,688
     AMETEK, Inc.                                                 34,744  1,661,806
     Ampco-Pittsburgh Corp.                                        4,586     84,428
*    AMREP Corp.                                                   2,552     20,544
     AO Smith Corp.                                               49,842  2,574,339
#    Apogee Enterprises, Inc.                                     21,117    660,540
     Applied Industrial Technologies, Inc.                        30,229  1,430,134
*    ARC Document Solutions, Inc.                                 29,087    181,503
     Argan, Inc.                                                   9,001    200,272
     Arkansas Best Corp.                                          18,043    493,837
*    Armstrong World Industries, Inc.                             34,300  1,832,649
     Astec Industries, Inc.                                       15,187    513,472
*    Astronics Corp.                                               7,646    375,113
#*   Astronics Corp. Class B                                       1,529     73,845
*    Atlas Air Worldwide Holdings, Inc.                           18,103    670,354
*    Avis Budget Group, Inc.                                      71,331  2,234,800
#    AZZ, Inc.                                                    17,280    775,872
*    B/E Aerospace, Inc.                                          44,617  3,621,116
#    Babcock & Wilcox Co. (The)                                   37,883  1,220,211
     Baltic Trading, Ltd.                                         10,262     45,974

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    Barnes Group, Inc.                                            35,773 $1,271,372
    Barrett Business Services, Inc.                                5,822    484,798
*   Beacon Roofing Supply, Inc.                                   33,648  1,167,922
    Belden, Inc.                                                  30,033  2,020,020
*   Blount International, Inc.                                    16,686    203,235
*   BlueLinx Holdings, Inc.                                       24,060     44,752
    Boeing Co. (The)                                              26,650  3,477,825
    Brady Corp. Class A                                           32,230    940,794
*   Breeze-Eastern Corp.                                           3,679     34,307
#   Briggs & Stratton Corp.                                       33,003    605,275
    Brink's Co. (The)                                             33,885  1,063,989
#*  Builders FirstSource, Inc.                                    27,781    205,857
*   CAI International, Inc.                                       14,029    307,095
    Carlisle Cos., Inc.                                           36,052  2,620,259
*   Casella Waste Systems, Inc. Class A                           16,083     95,051
    Caterpillar, Inc.                                             31,000  2,584,160
#*  CBIZ, Inc.                                                    35,271    287,811
    CDI Corp.                                                     12,053    193,451
#   Ceco Environmental Corp.                                      12,718    224,473
    Celadon Group, Inc.                                           15,422    285,924
#   CH Robinson Worldwide, Inc.                                    7,700    459,998
#*  Chart Industries, Inc.                                        18,319  1,968,743
    Chicago Bridge & Iron Co. NV                                   5,410    400,827
#   Cintas Corp.                                                  48,881  2,628,331
    CIRCOR International, Inc.                                    12,263    904,642
    CLARCOR, Inc.                                                 27,008  1,579,428
#*  Clean Harbors, Inc.                                           22,930  1,415,928
*   CNH Industrial NV                                             42,697    500,836
    Coleman Cable, Inc.                                            4,574    112,520
#*  Colfax Corp.                                                  52,403  2,932,472
*   Columbus McKinnon Corp.                                       13,356    347,390
#   Comfort Systems USA, Inc.                                     26,506    493,807
*   Command Security Corp.                                           800      1,224
*   Commercial Vehicle Group, Inc.                                 6,508     51,218
#   Compx International, Inc.                                        294      4,172
    Con-way, Inc.                                                 39,213  1,615,576
*   Consolidated Graphics, Inc.                                    6,607    423,443
*   Copart, Inc.                                                  49,606  1,598,801
    Corporate Executive Board Co. (The)                           10,892    794,027
*   Costa, Inc.                                                    2,732     54,968
    Courier Corp.                                                  6,202    105,372
    Covanta Holding Corp.                                         93,374  1,603,232
*   Covenant Transportation Group, Inc. Class A                    5,187     33,871
#*  CPI Aerostructures, Inc.                                       3,637     45,099
*   CRA International, Inc.                                        6,409    122,091
    Crane Co.                                                     30,666  1,947,291
    CSX Corp.                                                    226,816  5,910,825
    Cubic Corp.                                                   17,270    906,675
    Cummins, Inc.                                                 12,936  1,643,131
    Curtiss-Wright Corp.                                          32,577  1,621,683
    Danaher Corp.                                                 66,526  4,795,859
    Deere & Co.                                                   11,800    965,712

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    Delta Air Lines, Inc.                                        162,660 $4,290,971
#   Deluxe Corp.                                                  28,036  1,320,215
*   DigitalGlobe, Inc.                                            52,476  1,669,786
*   Dolan Co. (The)                                               10,305     26,484
    Donaldson Co., Inc.                                           12,200    483,242
    Douglas Dynamics, Inc.                                        14,575    221,103
    Dover Corp.                                                   45,729  4,197,465
*   Ducommun, Inc.                                                 6,406    159,253
#   Dun & Bradstreet Corp. (The)                                  10,986  1,195,167
#*  DXP Enterprises, Inc.                                          9,019    828,846
*   Dycom Industries, Inc.                                        23,221    688,503
    Dynamic Materials Corp.                                        8,288    183,165
    Eastern Co. (The)                                              1,960     32,438
    Eaton Corp. P.L.C.                                            93,635  6,606,886
#*  Echo Global Logistics, Inc.                                   14,528    267,460
    Ecology and Environment, Inc. Class A                            903      9,933
    EMCOR Group, Inc.                                             44,935  1,665,291
    Emerson Electric Co.                                          40,260  2,696,212
    Encore Wire Corp.                                             15,183    752,014
#*  Energy Recovery, Inc.                                         25,110    146,642
#*  EnerNOC, Inc.                                                 20,527    341,364
#   EnerSys, Inc.                                                 32,722  2,171,105
*   Engility Holdings, Inc.                                        8,520    263,864
    Ennis, Inc.                                                   15,285    271,309
#*  EnPro Industries, Inc.                                        14,948    891,947
    Equifax, Inc.                                                 42,708  2,761,926
    ESCO Technologies, Inc.                                       17,458    629,885
#   Espey Manufacturing & Electronics Corp.                        1,611     52,358
*   Esterline Technologies Corp.                                  21,888  1,754,542
    Exelis, Inc.                                                 125,142  2,063,592
    Expeditors International of Washington, Inc.                  14,733    667,258
    Exponent, Inc.                                                 7,570    572,368
#   Fastenal Co.                                                  19,684    980,263
*   Federal Signal Corp.                                          44,280    606,193
    FedEx Corp.                                                   64,166  8,405,746
*   Flow International Corp.                                      29,934    119,437
    Flowserve Corp.                                               42,720  2,967,758
    Fluor Corp.                                                   38,534  2,859,993
    Fortune Brands Home & Security, Inc.                          74,459  3,207,694
    Forward Air Corp.                                             21,111    854,573
*   Franklin Covey Co.                                            11,113    208,924
    Franklin Electric Co., Inc.                                   34,022  1,287,733
#   FreightCar America, Inc.                                       8,014    178,231
#*  FTI Consulting, Inc.                                          27,376  1,110,918
*   Fuel Tech, Inc.                                               14,209     64,367
*   Furmanite Corp.                                               26,849    302,051
    G&K Services, Inc. Class A                                    13,102    817,565
    GATX Corp.                                                    31,809  1,639,754
#*  Genco Shipping & Trading, Ltd.                                24,121     64,403
*   Gencor Industries, Inc.                                        1,500     13,695
#*  GenCorp, Inc.                                                 27,116    455,549
#   Generac Holdings, Inc.                                        33,070  1,632,005

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Industrials -- (Continued)
#   General Cable Corp.                                             34,348 $ 1,131,080
    General Dynamics Corp.                                          67,063   5,809,668
    General Electric Co.                                         2,413,819  63,097,229
*   Genesee & Wyoming, Inc. Class A                                 35,547   3,549,013
*   Gibraltar Industries, Inc.                                      20,489     328,029
#   Global Power Equipment Group, Inc.                               8,836     179,901
#*  Goldfield Corp. (The)                                            6,617      12,572
    Gorman-Rupp Co. (The)                                           13,388     545,427
*   GP Strategies Corp.                                             13,005     364,400
    Graco, Inc.                                                      8,200     633,532
#*  GrafTech International, Ltd.                                    75,404     671,096
    Graham Corp.                                                     6,559     241,437
    Granite Construction, Inc.                                      27,367     885,322
#   Great Lakes Dredge & Dock Corp.                                 41,207     334,601
#*  Greenbrier Cos., Inc.                                           19,443     516,017
    Griffon Corp.                                                   40,850     511,851
*   H&E Equipment Services, Inc.                                    22,012     550,960
    Hardinge, Inc.                                                   6,210      91,846
    Harsco Corp.                                                    56,427   1,573,185
#*  Hawaiian Holdings, Inc.                                         36,991     305,176
    Healthcare Services Group, Inc.                                  3,099      84,882
#   Heartland Express, Inc.                                         60,127     863,424
#   HEICO Corp.                                                     17,301     927,001
    HEICO Corp. Class A                                             29,228   1,138,703
    Heidrick & Struggles International, Inc.                         9,947     184,218
#*  Heritage-Crystal Clean, Inc.                                     1,500      26,505
    Herman Miller, Inc.                                             15,569     472,363
*   Hertz Global Holdings, Inc.                                    126,584   2,906,369
*   Hexcel Corp.                                                    51,228   2,167,457
*   Hill International, Inc.                                        20,714      71,256
    HNI Corp.                                                       29,911   1,162,042
    Honeywell International, Inc.                                   42,942   3,724,360
    Houston Wire & Cable Co.                                        12,789     177,383
*   Hub Group, Inc. Class A                                         25,672     942,933
    Hubbell, Inc. Class A                                            1,849     178,983
    Hubbell, Inc. Class B                                           20,703   2,226,401
*   Hudson Global, Inc.                                             18,692      60,749
    Huntington Ingalls Industries, Inc.                             27,115   1,940,078
    Hurco Cos., Inc.                                                 3,200      78,368
*   Huron Consulting Group, Inc.                                    16,609     972,789
    Hyster-Yale Materials Handling, Inc.                             8,680     680,859
*   ICF International, Inc.                                         12,522     433,512
    IDEX Corp.                                                      48,140   3,328,881
*   IHS, Inc. Class A                                                7,882     859,532
*   II-VI, Inc.                                                     39,420     672,505
    Illinois Tool Works, Inc.                                       40,408   3,183,746
    Ingersoll-Rand P.L.C.                                           64,400   4,348,932
#*  InnerWorkings, Inc.                                             27,897     266,974
*   Innotrac Corp.                                                     558       3,744
#   Innovative Solutions & Support, Inc.                            12,137      95,640
    Insperity, Inc.                                                 17,004     657,545
    Insteel Industries, Inc.                                        12,116     201,004

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Integrated Electrical Services, Inc.                           2,632 $   12,265
    Interface, Inc.                                               34,485    698,321
#   International Shipholding Corp.                                2,771     68,776
#   Intersections, Inc.                                           12,990    111,324
    Iron Mountain, Inc.                                           39,763  1,055,310
    ITT Corp.                                                     40,001  1,589,240
*   Jacobs Engineering Group, Inc.                                35,863  2,181,188
#   JB Hunt Transport Services, Inc.                               9,866    740,246
#*  JetBlue Airways Corp.                                        193,656  1,373,021
    John Bean Technologies Corp.                                  17,411    473,231
#   Joy Global, Inc.                                              18,849  1,069,681
    Kadant, Inc.                                                   6,702    239,932
    Kaman Corp.                                                   34,833  1,295,091
    Kansas City Southern                                          45,300  5,504,856
    KAR Auction Services, Inc.                                    95,613  2,841,618
    KBR, Inc.                                                    102,511  3,540,730
    Kelly Services, Inc. Class A                                  25,320    528,175
#   Kennametal, Inc.                                              54,483  2,506,218
*   Key Technology, Inc.                                           1,967     28,463
    Kforce, Inc.                                                  24,155    475,612
    Kimball International, Inc. Class B                           19,446    227,518
#*  Kirby Corp.                                                   40,855  3,615,259
    Knight Transportation, Inc.                                   55,536    942,446
    Knoll, Inc.                                                   26,466    434,572
*   Korn/Ferry International                                      34,010    809,438
#*  Kratos Defense & Security Solutions, Inc.                     30,200    256,096
    L-3 Communications Holdings, Inc.                             42,513  4,270,431
    Landstar System, Inc.                                          7,900    436,791
*   Lawson Products, Inc.                                          3,994     52,401
#*  Layne Christensen Co.                                         13,818    267,240
    LB Foster Co. Class A                                          6,620    309,485
    Lennox International, Inc.                                     9,600    749,376
    Lincoln Electric Holdings, Inc.                               41,455  2,870,344
#   Lindsay Corp.                                                  8,438    641,372
#*  LMI Aerospace, Inc.                                            6,879    108,000
    Lockheed Martin Corp.                                         12,684  1,691,285
    LS Starrett Co. (The) Class A                                  2,029     23,070
    LSI Industries, Inc.                                          16,278    149,920
*   Lydall, Inc.                                                  10,270    187,119
*   Magnetek, Inc.                                                   495      8,969
#   Manitowoc Co., Inc. (The)                                     84,469  1,643,767
    Manpowergroup, Inc.                                           52,187  4,075,805
    Marten Transport, Ltd.                                        23,933    422,178
    Masco Corp.                                                   55,907  1,181,315
#*  MasTec, Inc.                                                  51,008  1,630,726
    Matson, Inc.                                                  29,425    797,123
    McGrath RentCorp                                              16,449    586,736
*   Meritor, Inc.                                                 46,122    316,858
*   Metalico, Inc.                                                26,746     43,863
*   Mfri, Inc.                                                     2,769     32,785
*   Middleby Corp.                                                 8,298  1,889,040
    Miller Industries, Inc.                                        7,049    132,098

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
    Mine Safety Appliances Co.                                    23,495 $1,131,519
*   Mistras Group, Inc.                                           15,369    282,175
*   Mobile Mini, Inc.                                             32,075  1,158,549
*   Moog, Inc. Class A                                            27,513  1,643,352
*   Moog, Inc. Class B                                             2,629    159,002
*   MRC Global, Inc.                                               2,759     77,114
    MSC Industrial Direct Co., Inc. Class A                        7,500    572,775
    Mueller Industries, Inc.                                      25,365  1,529,256
    Mueller Water Products, Inc. Class A                         111,361    954,364
    Multi-Color Corp.                                              7,356    256,209
*   MYR Group, Inc.                                               14,348    379,505
    National Presto Industries, Inc.                               4,062    286,574
#*  National Technical Systems, Inc.                               4,506    103,142
*   Navigant Consulting, Inc.                                     34,920    605,862
#*  Navistar International Corp.                                  20,216    731,011
#*  NCI Building Systems, Inc.                                     2,024     29,206
    Nielsen Holdings NV                                           21,532    849,222
#   NL Industries, Inc.                                           27,435    319,892
    NN, Inc.                                                      11,956    192,252
    Nordson Corp.                                                 21,100  1,521,099
    Norfolk Southern Corp.                                        68,570  5,898,391
*   Nortek, Inc.                                                     124      8,701
    Northrop Grumman Corp.                                        56,649  6,090,334
*   Northwest Pipe Co.                                             5,628    202,777
#*  Ocean Power Technologies, Inc.                                 3,894      9,151
*   Old Dominion Freight Line, Inc.                               47,799  2,241,773
    Omega Flex, Inc.                                               3,089     62,830
*   On Assignment, Inc.                                           38,185  1,290,271
*   Orbital Sciences Corp.                                        41,401    955,121
*   Orion Energy Systems, Inc.                                    10,981     46,669
*   Orion Marine Group, Inc.                                       5,067     63,338
*   Oshkosh Corp.                                                 62,281  2,963,953
*   Owens Corning                                                 79,942  2,872,316
    PACCAR, Inc.                                                  19,500  1,084,200
#*  Pacer International, Inc.                                     22,605    180,388
    Pall Corp.                                                     3,003    241,802
    PAM Transportation Services, Inc.                              4,434     77,152
*   Park-Ohio Holdings Corp.                                       8,687    359,729
    Parker Hannifin Corp.                                         36,623  4,274,637
*   Patrick Industries, Inc.                                       6,972    218,084
*   Patriot Transportation Holding, Inc.                           4,416    163,260
#*  Pendrell Corp.                                                18,245     40,686
    Pentair, Ltd.                                                 70,577  4,735,011
*   PGT, Inc.                                                     21,764    227,434
    Pike Electric Corp.                                           23,738    256,608
#   Pitney Bowes, Inc.                                            15,400    328,636
#*  Polypore International, Inc.                                  32,177  1,454,400
*   Powell Industries, Inc.                                        7,854    493,467
#*  PowerSecure International, Inc.                               14,855    268,578
    Precision Castparts Corp.                                     13,600  3,446,920
    Preformed Line Products Co.                                    3,262    274,073
    Primoris Services Corp.                                       35,580    926,503

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Industrials -- (Continued)
*   Proto Labs, Inc.                                               1,435 $  120,339
    Providence and Worcester Railroad Co.                            361      7,390
#   Quad/Graphics, Inc.                                              962     33,593
*   Quality Distribution, Inc.                                    11,197    115,105
#   Quanex Building Products Corp.                                25,122    446,669
*   Quanta Services, Inc.                                         81,715  2,468,610
    Raven Industries, Inc.                                        15,679    523,051
    Raytheon Co.                                                  50,572  4,165,616
*   RBC Bearings, Inc.                                            15,267  1,050,217
    RCM Technologies, Inc.                                         6,052     39,035
#*  Real Goods Solar, Inc. Class A                                 2,594      8,690
    Regal-Beloit Corp.                                            29,681  2,176,508
*   Republic Airways Holdings, Inc.                               31,878    375,523
    Republic Services, Inc.                                      117,619  3,936,708
    Resources Connection, Inc.                                    28,136    359,015
*   Roadrunner Transportation Systems, Inc.                       25,148    666,422
    Robert Half International, Inc.                               20,204    778,460
    Rockwell Automation, Inc.                                     21,300  2,351,733
#   Rockwell Collins, Inc.                                        10,858    758,214
    Rollins, Inc.                                                 15,185    419,713
    Roper Industries, Inc.                                        27,889  3,536,604
*   RPX Corp.                                                     32,543    581,218
#   RR Donnelley & Sons Co.                                       96,514  1,792,265
#*  Rush Enterprises, Inc. Class A                                20,327    581,759
*   Rush Enterprises, Inc. Class B                                 1,308     31,797
    Ryder System, Inc.                                            36,476  2,401,215
*   Saia, Inc.                                                    14,995    487,787
    Schawk, Inc.                                                  15,296    223,628
    SIFCO Industries, Inc.                                         1,400     31,052
    Simpson Manufacturing Co., Inc.                               34,017  1,205,903
    SkyWest, Inc.                                                 33,500    503,840
    SL Industries, Inc.                                            4,400    118,800
    Snap-on, Inc.                                                 35,034  3,645,988
    Southwest Airlines Co.                                       327,864  5,645,818
*   Sparton Corp.                                                  5,343    141,002
*   Spirit Aerosystems Holdings, Inc. Class A                     83,702  2,234,006
*   Spirit Airlines, Inc.                                         33,102  1,428,351
    SPX Corp.                                                     33,140  3,006,129
*   Standard Parking Corp.                                         8,787    232,592
#*  Standard Register Co. (The)                                    2,435     20,698
    Standex International Corp.                                    8,846    544,117
    Stanley Black & Decker, Inc.                                  50,899  4,025,602
    Steelcase, Inc. Class A                                       61,953  1,015,410
*   Stericycle, Inc.                                               7,200    836,640
*   Sterling Construction Co., Inc.                                9,023     86,621
    Sun Hydraulics Corp.                                          13,632    540,918
#*  Swift Transportation Co.                                      59,232  1,290,665
    Sypris Solutions, Inc.                                         8,523     27,188
#   TAL International Group, Inc.                                 23,766  1,148,135
*   Taser International, Inc.                                     35,700    634,389
*   Team, Inc.                                                    13,373    498,679
*   Tecumseh Products Co. Class A                                  7,013     54,701

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
*   Tecumseh Products Co. Class B                                    732 $     5,336
*   Teledyne Technologies, Inc.                                   20,056   1,781,374
    Tennant Co.                                                    9,900     600,831
*   Terex Corp.                                                   78,722   2,751,334
*   Tetra Tech, Inc.                                              43,289   1,131,142
#   Textainer Group Holdings, Ltd.                                36,115   1,368,759
    Textron, Inc.                                                 72,238   2,079,732
*   Thermon Group Holdings, Inc.                                  15,179     356,858
    Timken Co.                                                    56,700   2,994,327
#   Titan International, Inc.                                     33,766     489,607
#*  Titan Machinery, Inc.                                         13,896     245,125
    Toro Co. (The)                                                20,800   1,225,952
    Towers Watson & Co. Class A                                   13,522   1,552,461
    TransDigm Group, Inc.                                         12,184   1,771,675
*   TRC Cos., Inc.                                                14,409     110,805
*   Trex Co., Inc.                                                 8,812     618,779
*   Trimas Corp.                                                  24,414     924,314
#   Trinity Industries, Inc.                                      52,970   2,681,871
    Triumph Group, Inc.                                           34,541   2,474,863
*   TrueBlue, Inc.                                                29,296     723,611
*   Tufco Technologies, Inc.                                         400       2,020
*   Tutor Perini Corp.                                            34,334     787,965
    Twin Disc, Inc.                                                8,316     215,135
    Tyco International, Ltd.                                      79,518   2,906,383
*   Ultralife Corp.                                                9,810      38,259
    UniFirst Corp.                                                10,127   1,041,258
    Union Pacific Corp.                                          104,921  15,885,039
*   United Continental Holdings, Inc.                             86,896   2,950,119
    United Parcel Service, Inc. Class B                           21,474   2,109,606
#*  United Rentals, Inc.                                          45,180   2,918,176
#   United Stationers, Inc.                                       27,489   1,221,611
    United Technologies Corp.                                     53,815   5,717,844
#   Universal Forest Products, Inc.                               12,053     637,845
#   Universal Truckload Services, Inc.                             8,839     235,648
    URS Corp.                                                     51,132   2,772,377
#*  US Airways Group, Inc.                                        69,511   1,527,157
    US Ecology, Inc.                                              12,764     453,760
*   USA Truck, Inc.                                                6,487      86,147
#*  USG Corp.                                                     45,809   1,251,044
    UTi Worldwide, Inc.                                           72,861   1,107,487
#   Valmont Industries, Inc.                                      14,619   2,053,970
*   Verisk Analytics, Inc. Class A                                 7,138     489,096
*   Versar, Inc.                                                   2,944      13,925
    Viad Corp.                                                    13,279     354,549
*   Vicor Corp.                                                   13,305     117,217
*   Virco Manufacturing Corp.                                      2,861       5,808
*   Volt Information Sciences, Inc.                                9,139      79,509
    VSE Corp.                                                      2,232      97,762
#*  Wabash National Corp.                                         48,227     562,327
*   WABCO Holdings, Inc.                                          16,152   1,383,903
    Wabtec Corp.                                                  44,632   2,909,560
#   Waste Connections, Inc.                                       74,810   3,197,379

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Industrials -- (Continued)
    Waste Management, Inc.                                        76,445 $  3,328,415
    Watsco, Inc.                                                  16,211    1,544,746
    Watsco, Inc. Class B                                           1,750      167,353
#   Watts Water Technologies, Inc. Class A                        19,249    1,112,207
#   Werner Enterprises, Inc.                                      49,130    1,137,851
*   Wesco Aircraft Holdings, Inc.                                  8,858      162,279
#*  WESCO International, Inc.                                     31,146    2,661,737
*   Willdan Group, Inc.                                            3,100       11,842
*   Willis Lease Finance Corp.                                     4,123       71,864
    Woodward, Inc.                                                38,470    1,542,262
    WW Grainger, Inc.                                              5,290    1,422,851
*   XPO Logistics, Inc.                                           11,809      238,306
    Xylem, Inc.                                                   41,301    1,424,885
#*  YRC Worldwide, Inc.                                            1,209       11,461
                                                                         ------------
Total Industrials                                                         559,605,691
                                                                         ------------
Information Technology -- (12.4%)
#*  3D Systems Corp.                                              35,217    2,191,906
*   Accelrys, Inc.                                                38,304      358,142
    Accenture P.L.C. Class A                                      18,101    1,330,424
*   ACI Worldwide, Inc.                                           20,032    1,104,164
*   Active Network, Inc. (The)                                       800       11,552
    Activision Blizzard, Inc.                                    152,687    2,540,712
*   Actuate Corp.                                                 34,112      273,237
*   Acxiom Corp.                                                  52,793    1,754,311
#*  ADDvantage Technologies Group, Inc.                            2,391        6,336
*   Adobe Systems, Inc.                                           40,712    2,206,590
#   ADTRAN, Inc.                                                  40,925      960,919
*   Advanced Energy Industries, Inc.                              28,122      587,187
#*  Advanced Micro Devices, Inc.                                 107,092      357,687
    Advent Software, Inc.                                         25,003      838,851
*   Aeroflex Holding Corp.                                         2,215       17,166
*   Aetrium, Inc.                                                    171          607
*   Agilysys, Inc.                                                14,908      175,169
*   Akamai Technologies, Inc.                                     35,058    1,568,495
#*  Alliance Data Systems Corp.                                    4,550    1,078,623
*   Alpha & Omega Semiconductor, Ltd.                              7,964       58,615
    Altera Corp.                                                  31,191    1,048,018
    Amdocs, Ltd.                                                  55,413    2,130,630
    American Software, Inc. Class A                               15,060      131,775
*   Amkor Technology, Inc.                                        95,301      506,048
    Amphenol Corp. Class A                                         9,871      792,543
*   Amtech Systems, Inc.                                           4,600       36,800
#*  ANADIGICS, Inc.                                               44,528       89,947
    Analog Devices, Inc.                                          57,285    2,824,151
*   Anaren, Inc.                                                   9,273      231,640
*   Anixter International, Inc.                                   19,768    1,689,966
*   ANSYS, Inc.                                                   17,453    1,526,265
#   AOL, Inc.                                                     61,516    2,229,340
    Apple, Inc.                                                   43,475   22,709,166
    Applied Materials, Inc.                                      256,655    4,581,292
*   Applied Micro Circuits Corp.                                  38,355      447,219

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
*   ARRIS Group, Inc.                                               79,642 $1,422,406
*   Arrow Electronics, Inc.                                         71,420  3,429,588
*   Aruba Networks, Inc.                                            22,400    420,224
*   AsiaInfo-Linkage, Inc.                                          26,360    305,776
*   Aspen Technology, Inc.                                          10,722    409,902
    Astro-Med, Inc.                                                  3,998     50,695
*   Atmel Corp.                                                    233,715  1,701,445
*   ATMI, Inc.                                                      22,163    605,936
*   Autodesk, Inc.                                                  16,100    642,551
    Automatic Data Processing, Inc.                                 26,355  1,975,834
    Avago Technologies, Ltd.                                        11,700    531,531
#*  AVG Technologies NV                                              3,774     75,857
*   Aviat Networks, Inc.                                            32,925     67,826
*   Avid Technology, Inc.                                           25,420    189,379
    Avnet, Inc.                                                     91,664  3,639,061
    AVX Corp.                                                      102,896  1,363,372
    Aware, Inc.                                                      4,426     23,148
*   Axcelis Technologies, Inc.                                      14,007     30,395
    Badger Meter, Inc.                                               9,349    486,241
#*  Bankrate, Inc.                                                  31,248    526,216
#*  Bazaarvoice, Inc.                                                2,561     24,022
    Bel Fuse, Inc. Class A                                           1,600     32,992
    Bel Fuse, Inc. Class B                                           5,833    122,726
*   Benchmark Electronics, Inc.                                     42,700    970,571
    Black Box Corp.                                                 13,000    325,520
    Blackbaud, Inc.                                                 10,909    392,724
#*  Blucora, Inc.                                                   28,952    684,136
#   Booz Allen Hamilton Holding Corp.                               19,867    393,367
#*  Bottomline Technologies de, Inc.                                26,059    818,774
    Broadcom Corp. Class A                                          27,900    745,488
    Broadridge Financial Solutions, Inc.                            31,237  1,098,293
*   Brocade Communications Systems, Inc.                           309,349  2,480,979
    Brooks Automation, Inc.                                         46,670    449,899
*   Bsquare Corp.                                                    5,039     16,226
*   BTU International, Inc.                                          3,282     10,863
    CA, Inc.                                                       144,261  4,581,729
*   Cabot Microelectronics Corp.                                    16,427    671,700
*   CACI International, Inc. Class A                                17,967  1,293,265
#*  Cadence Design Systems, Inc.                                    83,795  1,086,821
*   CalAmp Corp.                                                     8,625    202,946
*   Calix, Inc.                                                     34,797    353,885
*   Cardtronics, Inc.                                               10,510    412,518
*   Cascade Microtech, Inc.                                          3,846     39,383
#   Cass Information Systems, Inc.                                   7,758    444,766
*   Ceva, Inc.                                                      14,352    205,664
*   Checkpoint Systems, Inc.                                        28,197    479,913
*   ChyronHego Corp.                                                 1,964      2,946
*   CIBER, Inc.                                                     66,827    217,188
#*  Ciena Corp.                                                     28,916    672,875
#*  Cirrus Logic, Inc.                                              44,754  1,003,832
    Cisco Systems, Inc.                                          1,252,046 28,171,035
*   Citrix Systems, Inc.                                            11,700    664,326

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   Clearfield, Inc.                                               7,734 $  114,773
    Cognex Corp.                                                  58,188  1,818,375
*   Cognizant Technology Solutions Corp. Class A                  11,248    977,789
    Coherent, Inc.                                                16,089  1,064,931
    Cohu, Inc.                                                     8,084     77,283
    Communications Systems, Inc.                                   6,432     73,389
*   CommVault Systems, Inc.                                       10,838    846,231
    Computer Sciences Corp.                                       63,290  3,117,665
    Computer Task Group, Inc.                                     12,633    216,403
    Compuware Corp.                                              140,073  1,495,980
*   comScore, Inc.                                                 6,858    183,246
    Comtech Telecommunications Corp.                              11,997    360,150
#*  Concur Technologies, Inc.                                     11,129  1,164,093
    Concurrent Computer Corp.                                      5,474     40,343
*   Constant Contact, Inc.                                         9,690    251,068
#   Convergys Corp.                                               76,211  1,504,405
*   CoreLogic, Inc.                                               68,056  2,264,223
    Corning, Inc.                                                326,108  5,573,186
*   CoStar Group, Inc.                                            16,429  2,907,769
#*  Cray, Inc.                                                    28,000    626,080
#*  Cree, Inc.                                                    77,522  4,709,462
*   Crexendo, Inc.                                                 4,869     15,094
    CSG Systems International, Inc.                               23,393    651,729
    CTS Corp.                                                     23,257    433,045
*   CyberOptics Corp.                                              1,680      8,518
#   Cypress Semiconductor Corp.                                   20,491    190,156
    Daktronics, Inc.                                              29,198    349,208
*   Datalink Corp.                                                12,231    125,612
#*  Dataram Corp.                                                    233        569
*   Dealertrack Technologies, Inc.                                30,974  1,155,330
#*  Demand Media, Inc.                                            13,967     66,762
#*  Dice Holdings, Inc.                                           41,730    307,967
#   Diebold, Inc.                                                 44,429  1,331,093
*   Digi International, Inc.                                      16,057    161,855
    Digimarc Corp.                                                 3,690     77,711
*   Digital River, Inc.                                           23,894    426,269
*   Diodes, Inc.                                                  31,176    755,083
#   Dolby Laboratories, Inc. Class A                              24,663    881,456
*   Dot Hill Systems Corp.                                        18,403     53,369
*   DSP Group, Inc.                                               12,700     94,615
    DST Systems, Inc.                                             29,737  2,520,806
*   DTS, Inc.                                                     10,231    204,620
*   Dynamics Research Corp.                                        4,282     31,687
    EarthLink, Inc.                                               68,533    346,777
*   eBay, Inc.                                                   111,862  5,896,246
#   Ebix, Inc.                                                    22,273    253,467
*   Echelon Corp.                                                  3,518      7,634
*   EchoStar Corp. Class A                                        26,316  1,262,115
*   Edgewater Technology, Inc.                                     4,254     29,140
    Electro Rent Corp.                                            15,670    284,254
    Electro Scientific Industries, Inc.                           15,323    183,570
*   Electronic Arts, Inc.                                         65,281  1,713,626

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   Electronics for Imaging, Inc.                                 31,368 $ 1,076,236
#*  Ellie Mae, Inc.                                                3,226      93,231
    eMagin Corp.                                                   6,351      17,465
    EMC Corp.                                                    363,999   8,761,456
#*  Emcore Corp.                                                   9,873      52,623
*   Emulex Corp.                                                  62,887     473,539
*   Entegris, Inc.                                                95,408     987,473
#*  Entropic Communications, Inc.                                 57,354     245,475
*   Envestnet, Inc.                                                6,398     232,247
*   EPAM Systems, Inc.                                             5,984     224,220
    EPIQ Systems, Inc.                                            24,762     370,440
    ePlus, Inc.                                                    5,292     287,673
#*  Equinix, Inc.                                                 13,520   2,183,210
*   Euronet Worldwide, Inc.                                       34,192   1,483,933
*   Exar Corp.                                                    33,107     381,724
*   ExlService Holdings, Inc.                                     22,324     645,387
*   Extreme Networks                                              65,643     351,846
*   F5 Networks, Inc.                                              6,260     510,253
*   Fabrinet                                                       3,953      66,173
#   FactSet Research Systems, Inc.                                 4,600     501,124
    Fair Isaac Corp.                                              25,297   1,449,012
*   Fairchild Semiconductor International, Inc.                   86,101   1,090,900
*   FalconStor Software, Inc.                                     19,668      29,109
*   FARO Technologies, Inc.                                       11,101     527,298
    FEI Co.                                                       24,374   2,171,236
    Fidelity National Information Services, Inc.                 123,557   6,023,404
*   Finisar Corp.                                                 67,866   1,561,597
#*  First Solar, Inc.                                             65,568   3,296,103
*   Fiserv, Inc.                                                  42,000   4,398,660
*   FleetCor Technologies, Inc.                                    1,400     161,490
    FLIR Systems, Inc.                                            80,549   2,294,036
*   FormFactor, Inc.                                              39,132     204,269
    Forrester Research, Inc.                                      14,014     543,883
*   Fortinet, Inc.                                                14,650     294,612
*   Freescale Semiconductor, Ltd.                                 32,917     508,238
    Frequency Electronics, Inc.                                    4,145      46,051
*   Gartner, Inc.                                                 13,847     816,281
*   Genpact, Ltd.                                                102,158   2,025,793
*   Global Cash Access Holdings, Inc.                             45,809     380,215
    Global Payments, Inc.                                         42,703   2,539,974
    Globalscape, Inc.                                              3,392       5,682
*   Globecomm Systems, Inc.                                       14,649     205,525
*   Google, Inc. Class A                                          11,628  11,983,584
*   GSE Systems, Inc.                                              8,763      14,897
*   GSI Group, Inc.                                               11,371     113,483
*   GSI Technology, Inc.                                          15,322     107,560
#*  GT Advanced Technologies, Inc.                                59,499     446,243
#*  Guidance Software, Inc.                                        6,777      59,231
*   Guidewire Software, Inc.                                         481      24,396
    Hackett Group, Inc. (The)                                     24,377     173,564
*   Harmonic, Inc.                                                73,129     534,573
    Harris Corp.                                                  35,587   2,204,971

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE+
                                                                 --------- -----------
Information Technology -- (Continued)
#   Heartland Payment Systems, Inc.                                 18,506 $   748,568
    Hewlett-Packard Co.                                            303,853   7,404,898
*   Hittite Microwave Corp.                                         14,786     944,678
*   Hutchinson Technology, Inc.                                     15,007      55,826
    IAC/InterActiveCorp                                             77,073   4,114,927
*   ID Systems, Inc.                                                 4,988      25,938
*   Identive Group, Inc.                                            18,368      11,754
*   IEC Electronics Corp.                                            4,588      19,728
*   iGATE Corp.                                                     22,146     705,129
*   Imation Corp.                                                   25,756     119,765
*   Immersion Corp.                                                 13,356     169,888
#*  Infinera Corp.                                                  80,189     818,730
*   Informatica Corp.                                               17,096     659,906
*   Ingram Micro, Inc. Class A                                     102,520   2,375,388
*   Innodata, Inc.                                                  15,241      36,578
*   Inphi Corp.                                                     13,373     197,118
*   Insight Enterprises, Inc.                                       34,350     723,755
*   Integrated Device Technology, Inc.                             100,218   1,066,320
*   Integrated Silicon Solution, Inc.                               19,298     208,032
    Intel Corp.                                                  1,131,618  27,645,428
*   Intellicheck Mobilisa, Inc.                                      2,872       1,292
*   Interactive Intelligence Group, Inc.                             8,480     521,096
    InterDigital, Inc.                                              18,272     708,040
*   Internap Network Services Corp.                                 36,369     264,403
    International Business Machines Corp.                           45,323   8,122,335
*   International Rectifier Corp.                                   50,708   1,320,436
*   Interphase Corp.                                                 2,400       9,768
    Intersil Corp. Class A                                          87,252     973,732
*   Intevac, Inc.                                                    7,612      38,821
*   IntraLinks Holdings, Inc.                                       25,699     267,013
*   IntriCon Corp.                                                   3,283      14,544
    Intuit, Inc.                                                    18,374   1,312,087
#*  InvenSense, Inc.                                                 1,102      18,613
#   IPG Photonics Corp.                                             19,699   1,305,453
*   Iteris, Inc.                                                     3,900       7,995
#*  Itron, Inc.                                                     25,913   1,105,708
*   Ixia                                                            51,019     723,449
    IXYS Corp.                                                      20,163     234,496
#   j2 Global, Inc.                                                 35,246   1,937,825
    Jabil Circuit, Inc.                                            144,108   3,006,093
    Jack Henry & Associates, Inc.                                   34,105   1,862,474
*   JDS Uniphase Corp.                                             113,461   1,485,204
*   Juniper Networks, Inc.                                         205,131   3,823,642
*   Kemet Corp.                                                     18,948     107,435
*   Key Tronic Corp.                                                 5,745      62,333
    KLA-Tencor Corp.                                                47,962   3,146,307
#*  Kopin Corp.                                                     43,212     158,588
*   Kulicke & Soffa Industries, Inc.                                52,900     682,410
*   KVH Industries, Inc.                                            10,836     148,887
*   Lam Research Corp.                                              85,512   4,637,316
*   Lattice Semiconductor Corp.                                     79,245     406,527
#   Leidos Holdings, Inc.                                           53,284   2,509,120

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
    Lender Processing Services, Inc.                               9,212 $   317,998
    Lexmark International, Inc. Class A                           44,170   1,570,244
*   LGL Group, Inc. (The)                                          1,209       7,181
*   Limelight Networks, Inc.                                      53,816     103,327
    Linear Technology Corp.                                       19,131     787,049
*   Lionbridge Technologies, Inc.                                 31,029     135,286
#*  Liquidity Services, Inc.                                       1,628      42,507
    Littelfuse, Inc.                                              16,057   1,365,327
*   LogMeIn, Inc.                                                    790      25,517
*   LoJack Corp.                                                  17,765      77,811
    LSI Corp.                                                    124,011   1,051,613
*   LTX-Credence Corp.                                            31,104     190,668
*   M/A-COM Technology Solutions Holdings, Inc.                    1,156      19,964
*   Magnachip Semiconductor Corp.                                 25,149     470,035
*   Manhattan Associates, Inc.                                    11,370   1,211,019
#   ManTech International Corp. Class A                           14,579     407,337
    Marchex, Inc. Class B                                         13,951     124,443
    Marvell Technology Group, Ltd.                               189,303   2,271,636
    Mastercard, Inc. Class A                                       3,826   2,743,625
#*  Mattersight Corp.                                              2,980      12,605
*   Mattson Technology, Inc.                                      29,541      87,441
    Maxim Integrated Products, Inc.                               58,823   1,747,043
    MAXIMUS, Inc.                                                 44,800   2,170,560
*   MaxLinear, Inc. Class A                                        5,479      47,448
#*  Maxwell Technologies, Inc.                                    13,822     103,665
*   Measurement Specialties, Inc.                                 10,785     601,048
    Mentor Graphics Corp.                                         78,127   1,725,044
#*  Mercury Systems, Inc.                                         18,489     170,469
#   Mesa Laboratories, Inc.                                        2,339     162,865
    Methode Electronics, Inc.                                     26,314     673,112
    Micrel, Inc.                                                  40,728     374,698
#   Microchip Technology, Inc.                                    37,893   1,627,883
*   Micron Technology, Inc.                                      431,051   7,620,982
#*  MICROS Systems, Inc.                                          24,339   1,320,391
*   Microsemi Corp.                                               65,941   1,657,097
    Microsoft Corp.                                              327,024  11,560,298
#*  Millennial Media, Inc.                                        15,039     105,724
#*  Mindspeed Technologies, Inc.                                  27,248      78,747
    MKS Instruments, Inc.                                         37,114   1,100,059
    MOCON, Inc.                                                    3,290      45,896
*   ModusLink Global Solutions, Inc.                              22,105      91,073
    Molex, Inc.                                                   31,200   1,204,320
    Molex, Inc. Class A                                           40,702   1,567,027
*   MoneyGram International, Inc.                                  6,007     126,808
    Monolithic Power Systems, Inc.                                24,423     777,628
    Monotype Imaging Holdings, Inc.                               24,397     688,483
#*  Monster Worldwide, Inc.                                       77,087     333,016
#*  MoSys, Inc.                                                   27,890     122,716
    Motorola Solutions, Inc.                                      39,832   2,490,297
*   Move, Inc.                                                    25,547     433,533
    MTS Systems Corp.                                             10,207     666,721
*   Multi-Fineline Electronix, Inc.                               15,161     203,309

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
#*  Nanometrics, Inc.                                             15,118 $  280,892
*   NAPCO Security Technologies, Inc.                              1,344      7,553
#   National Instruments Corp.                                    25,505    740,920
*   NCI, Inc. Class A                                              2,997     17,083
*   NCR Corp.                                                     56,822  2,076,844
    NetApp, Inc.                                                  90,995  3,531,516
#*  NETGEAR, Inc.                                                 25,741    740,311
#*  Netlist, Inc.                                                  4,619      3,789
*   Netscout Systems, Inc.                                        28,771    814,795
*   NetSuite, Inc.                                                 9,300    938,184
*   NeuStar, Inc. Class A                                         20,843    957,111
*   Newport Corp.                                                 26,269    416,889
    NIC, Inc.                                                     13,273    326,781
*   Novatel Wireless, Inc.                                        20,282     62,164
#*  Nuance Communications, Inc.                                   89,292  1,389,384
#*  Numerex Corp. Class A                                          7,077     83,579
#   NVIDIA Corp.                                                 158,800  2,410,584
#*  Oclaro, Inc.                                                  17,570     35,843
*   Official Payments Holdings, Inc.                               6,829     56,954
*   OmniVision Technologies, Inc.                                 37,945    531,609
*   ON Semiconductor Corp.                                       243,090  1,716,215
#*  Onvia, Inc.                                                      521      2,553
*   OpenTable, Inc.                                                1,024     71,148
*   Oplink Communications, Inc.                                   12,999    237,232
    Optical Cable Corp.                                            2,727     10,881
    Oracle Corp.                                                 215,029  7,203,472
*   OSI Systems, Inc.                                             14,423  1,050,571
#*  Pandora Media, Inc.                                            1,538     38,650
*   PAR Technology Corp.                                           6,291     34,978
    Park Electrochemical Corp.                                    13,101    367,483
#   Paychex, Inc.                                                 15,500    655,030
    PC Connection, Inc.                                           15,200    303,848
    PC-Tel, Inc.                                                   9,651     88,886
*   PCM, Inc.                                                      5,432     57,145
*   PDF Solutions, Inc.                                           16,779    385,414
    Pegasystems, Inc.                                              2,153     81,943
    Perceptron, Inc.                                               4,331     60,591
*   Perficient, Inc.                                              23,915    432,622
*   Performance Technologies, Inc.                                 2,917      9,043
*   Pericom Semiconductor Corp.                                   14,990    121,119
*   Photronics, Inc.                                              40,446    339,746
#*  Pixelworks, Inc.                                               6,752     30,587
#*  Planar Systems, Inc.                                           8,372     17,497
    Plantronics, Inc.                                             30,925  1,327,920
*   Plexus Corp.                                                  23,772    909,992
*   PLX Technology, Inc.                                          23,024    139,065
*   PMC - Sierra, Inc.                                           136,266    799,881
#*  Polycom, Inc.                                                104,302  1,084,741
    Power Integrations, Inc.                                      18,346  1,053,794
*   PRGX Global, Inc.                                             15,202    109,150
#*  Procera Networks, Inc.                                         2,563     36,266
*   Progress Software Corp.                                       39,983  1,037,959

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
*   PROS Holdings, Inc.                                            9,604 $  339,501
*   PTC, Inc.                                                     59,372  1,645,792
#*  Pulse Electronics Corp.                                        1,070      3,975
#   QAD, Inc. Class A                                              6,498     96,950
    QAD, Inc. Class B                                              1,920     24,192
*   QLogic Corp.                                                  60,652    749,052
    QUALCOMM, Inc.                                                90,596  6,293,704
*   Qualstar Corp.                                                   500        655
#*  QuickLogic Corp.                                               6,938     26,711
*   QuinStreet, Inc.                                               6,555     58,274
*   Qumu Corp.                                                     5,408     81,012
#*  Rackspace Hosting, Inc.                                        6,202    317,728
*   Radisys Corp.                                                 17,046     51,479
#*  Rambus, Inc.                                                  74,182    648,351
*   RealD, Inc.                                                   14,528    100,534
*   RealNetworks, Inc.                                            20,921    160,464
*   Red Hat, Inc.                                                 14,800    640,396
*   Reis, Inc.                                                     6,463    116,269
*   Relm Wireless Corp.                                              766      2,015
#*  Remark Media, Inc.                                               418      1,459
    RF Industries, Ltd.                                            3,883     35,685
*   RF Micro Devices, Inc.                                       194,407  1,020,637
    Richardson Electronics, Ltd.                                   8,608     99,164
#*  Riverbed Technology, Inc.                                     39,694    588,265
*   Rofin-Sinar Technologies, Inc.                                16,716    438,795
*   Rogers Corp.                                                  11,244    685,434
*   Rosetta Stone, Inc.                                           15,557    236,155
*   Rovi Corp.                                                    64,011  1,072,824
#*  Rubicon Technology, Inc.                                      13,459    115,747
*   Rudolph Technologies, Inc.                                    21,979    232,977
*   Saba Software, Inc.                                           13,847    160,625
*   Salesforce.com, Inc.                                          32,220  1,719,259
    SanDisk Corp.                                                 60,494  4,204,333
*   Sanmina Corp.                                                 57,782    841,306
*   Sapient Corp.                                                 93,937  1,485,144
*   ScanSource, Inc.                                              14,885    572,477
#   Science Applications International Corp.                      30,447  1,073,257
*   Scientific Learning Corp.                                      3,010      1,490
*   Seachange International, Inc.                                 21,758    308,746
    Seagate Technology P.L.C.                                     83,969  4,087,611
*   Semtech Corp.                                                 46,323  1,441,109
*   ShoreTel, Inc.                                                42,758    339,926
*   Sigma Designs, Inc.                                           19,833    107,892
#*  Silicon Graphics International Corp.                          17,281    220,678
*   Silicon Image, Inc.                                           55,585    291,821
*   Silicon Laboratories, Inc.                                    29,305  1,178,647
*   Skyworks Solutions, Inc.                                     112,160  2,891,485
*   SMTC Corp.                                                     8,334     16,251
*   SolarWinds, Inc.                                               9,134    330,559
    Solera Holdings, Inc.                                          5,888    331,023
#*  Sonus Networks, Inc.                                         197,543    592,629
*   Spansion, Inc. Class A                                        38,274    458,140

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Information Technology -- (Continued)
#*  Spark Networks, Inc.                                           7,042 $   50,421
#*  Speed Commerce, Inc.                                          15,685     57,564
*   SS&C Technologies Holdings, Inc.                              46,066  1,810,394
*   Stamps.com, Inc.                                              10,182    462,670
*   StarTek, Inc.                                                  7,712     48,277
#*  Stratasys, Ltd.                                               22,554  2,553,789
*   SunEdison, Inc.                                              161,270  1,499,811
#*  SunPower Corp.                                                60,268  1,819,491
*   Super Micro Computer, Inc.                                    24,775    344,868
    Supertex, Inc.                                                 7,474    190,662
*   support.com, Inc.                                             36,277    161,795
*   Sykes Enterprises, Inc.                                       30,694    574,592
    Symantec Corp.                                               102,083  2,321,367
*   Symmetricom, Inc.                                             26,947    193,210
#*  Synaptics, Inc.                                               23,197  1,078,661
*   Synchronoss Technologies, Inc.                                12,628    437,181
*   SYNNEX Corp.                                                  26,278  1,610,841
*   Synopsys, Inc.                                                69,149  2,520,481
#   Syntel, Inc.                                                   6,037    518,216
*   Take-Two Interactive Software, Inc.                           65,514  1,173,356
    TE Connectivity, Ltd.                                         85,564  4,405,690
*   Tech Data Corp.                                               28,563  1,486,990
*   TeleCommunication Systems, Inc. Class A                       33,220     75,742
*   Telenav, Inc.                                                 25,300    183,425
*   TeleTech Holdings, Inc.                                       35,981    952,417
    Tellabs, Inc.                                                241,713    589,780
*   Teradata Corp.                                                22,000    969,540
#*  Teradyne, Inc.                                               133,582  2,336,349
#   Tessco Technologies, Inc.                                      5,554    196,778
    Tessera Technologies, Inc.                                    37,392    711,196
    Texas Instruments, Inc.                                       60,889  2,562,209
*   TheStreet, Inc.                                                7,056     16,582
*   TIBCO Software, Inc.                                          77,066  1,892,741
*   TiVo, Inc.                                                    10,054    133,618
    Total System Services, Inc.                                   80,762  2,409,130
    Transact Technologies, Inc.                                    5,300     73,087
#*  Trimble Navigation, Ltd.                                      52,092  1,488,268
*   TriQuint Semiconductor, Inc.                                 111,918    887,510
*   Trulia, Inc.                                                   1,516     60,595
*   TTM Technologies, Inc.                                        47,667    417,086
*   Tyler Technologies, Inc.                                      18,173  1,757,511
*   Ultimate Software Group, Inc.                                  3,200    494,336
*   Ultra Clean Holdings                                          12,023    111,934
*   Ultratech, Inc.                                               19,109    454,603
#*  Unisys Corp.                                                  19,923    524,971
    United Online, Inc.                                           65,261    563,855
#*  Unwired Planet, Inc.                                          24,541     39,756
*   UTStarcom Holdings Corp.                                       2,121      5,939
#*  ValueClick, Inc.                                              52,438  1,007,334
#*  Veeco Instruments, Inc.                                       26,682    779,381
*   VeriFone Systems, Inc.                                        54,009  1,223,844
*   Verint Systems, Inc.                                          13,416    489,952

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Information Technology -- (Continued)
#*  VeriSign, Inc.                                                14,100 $    765,348
#*  ViaSat, Inc.                                                  28,958    1,914,703
#*  Viasystems Group, Inc.                                        10,620      159,300
*   Vicon Industries, Inc.                                           916        2,702
*   Video Display Corp.                                            3,247       11,754
*   Virtusa Corp.                                                 21,489      667,878
    Visa, Inc. Class A                                            97,604   19,195,779
#*  Vishay Intertechnology, Inc.                                 131,644    1,615,272
*   Vishay Precision Group, Inc.                                   9,403      154,209
*   VistaPrint NV                                                 14,276      771,618
#*  VMware, Inc. Class A                                           3,400      276,352
Wayside Technology Group, Inc.                                     3,335       43,689
#*  Web.com Group, Inc.                                           30,956      834,264
#*  WebMD Health Corp.                                            28,628    1,008,278
*   Westell Technologies, Inc. Class A                            29,716      106,680
    Western Digital Corp.                                         82,365    5,735,075
    Western Union Co. (The)                                       29,969      510,072
*   WEX, Inc.                                                     22,892    2,136,968
Xerox Corp.                                                      566,868    5,634,668
Xilinx, Inc.                                                      60,741    2,758,856
*   XO Group, Inc.                                                17,814      247,258
Xyratex, Ltd.                                                     18,880      187,667
*   Yahoo!, Inc.                                                 250,720    8,256,210
*   Zebra Technologies Corp. Class A                              35,863    1,732,542
*   Zix Corp.                                                     41,374      168,806
*   Zygo Corp.                                                    12,148      187,565
*   Zynga, Inc. Class A                                          421,209    1,512,140
                                                                         ------------
Total Information Technology                                              562,450,722
                                                                         ------------
Materials -- (4.4%)
    A Schulman, Inc.                                              19,913      659,519
*   AEP Industries, Inc.                                           3,678      218,547
    Air Products & Chemicals, Inc.                                11,238    1,225,054
    Airgas, Inc.                                                  21,525    2,347,732
    Albemarle Corp.                                               15,250    1,009,398
#   Alcoa, Inc.                                                  441,415    4,091,917
#   Allegheny Technologies, Inc.                                  67,647    2,239,116
#*  Allied Nevada Gold Corp.                                       8,534       34,819
#*  AM Castle & Co.                                               15,119      216,353
#   AMCOL International Corp.                                     21,489      689,367
*   American Pacific Corp.                                         3,456      157,317
American Vanguard Corp.                                           17,669      461,161
#   Aptargroup, Inc.                                              35,787    2,296,094
#*  Arabian American Development Co.                               7,510       68,341
    Ashland, Inc.                                                 35,427    3,278,769
    Avery Dennison Corp.                                          63,827    3,007,528
    Axiall Corp.                                                  29,355    1,141,616
    Balchem Corp.                                                 10,296      589,549
    Ball Corp.                                                    22,000    1,075,580
    Bemis Co., Inc.                                               66,895    2,669,110
    Cabot Corp.                                                   45,400    2,116,094
*   Calgon Carbon Corp.                                           38,212      762,329

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- -----------
Materials -- (Continued)
#   Carpenter Technology Corp.                                    28,975 $ 1,719,087
    Celanese Corp. Series A                                        7,268     407,081
*   Century Aluminum Co.                                          63,409     550,390
    CF Industries Holdings, Inc.                                  18,225   3,929,310
#   Chase Corp.                                                    3,920     118,619
*   Chemtura Corp.                                                69,113   1,693,269
*   Clearwater Paper Corp.                                        15,020     784,344
#   Cliffs Natural Resources, Inc.                               102,709   2,637,567
*   Coeur Mining Inc                                              56,121     685,237
    Commercial Metals Co.                                         81,961   1,504,804
#   Compass Minerals International, Inc.                           4,000     297,880
#*  Contango ORE, Inc.                                               780       7,176
*   Core Molding Technologies, Inc.                                4,878      52,682
*   Crown Holdings, Inc.                                          12,300     536,280
    Cytec Industries, Inc.                                        30,535   2,537,153
    Deltic Timber Corp.                                            6,480     413,942
    Domtar Corp.                                                  23,271   1,971,286
    Dow Chemical Co. (The)                                       264,593  10,443,486
    Eagle Materials, Inc.                                         28,380   2,128,784
    Eastman Chemical Co.                                          29,871   2,353,536
    Ecolab, Inc.                                                  24,109   2,555,554
    EI du Pont de Nemours & Co.                                   39,093   2,392,492
*   Ferro Corp.                                                   50,940     653,560
#*  Flotek Industries, Inc.                                        7,513     160,628
    FMC Corp.                                                     20,400   1,484,304
    Freeport-McMoRan Copper & Gold, Inc.                         212,353   7,806,096
    Friedman Industries, Inc.                                      5,121      50,800
    FutureFuel Corp.                                              12,907     224,711
#*  General Moly, Inc.                                            58,531      95,991
#   Globe Specialty Metals, Inc.                                  52,158     914,851
#*  Golden Minerals Co.                                            7,078       5,450
*   Graphic Packaging Holding Co.                                223,749   1,879,492
    Greif, Inc. Class A                                           16,918     904,944
    Greif, Inc. Class B                                            8,861     503,748
    Hawkins, Inc.                                                  6,748     242,995
    Haynes International, Inc.                                     8,262     445,322
    HB Fuller Co.                                                 34,853   1,668,413
*   Headwaters, Inc.                                              26,866     234,540
    Hecla Mining Co.                                             155,821     486,162
#*  Horsehead Holding Corp.                                       30,650     444,732
    Huntsman Corp.                                               155,050   3,600,261
    Innophos Holdings, Inc.                                       15,788     791,295
    Innospec, Inc.                                                16,438     757,134
    International Flavors & Fragrances, Inc.                       8,200     677,730
    International Paper Co.                                      135,000   6,022,350
#   Intrepid Potash, Inc.                                         39,496     586,516
    Kaiser Aluminum Corp.                                         12,565     847,509
    KapStone Paper and Packaging Corp.                            33,605   1,746,116
    KMG Chemicals, Inc.                                            7,438     148,611
    Koppers Holdings, Inc.                                         4,972     221,304
*   Kraton Performance Polymers, Inc.                             21,181     450,520
#   Kronos Worldwide, Inc.                                        33,276     516,111

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Materials -- (Continued)
*   Landec Corp.                                                  18,470 $  216,284
*   Louisiana-Pacific Corp.                                       89,963  1,530,271
*   LSB Industries, Inc.                                          14,730    540,886
    LyondellBasell Industries NV Class A                          25,234  1,882,456
#   Martin Marietta Materials, Inc.                               24,681  2,420,959
    Materion Corp.                                                14,302    426,343
#*  McEwen Mining, Inc.                                          111,948    239,569
    MeadWestvaco Corp.                                            98,891  3,446,351
#*  Mercer International, Inc.                                    23,114    184,912
    Minerals Technologies, Inc.                                   24,262  1,373,957
#*  Mines Management, Inc.                                         1,064        638
#*  Molycorp, Inc.                                                 2,500     12,675
    Monsanto Co.                                                  27,983  2,934,857
    Mosaic Co. (The)                                              65,440  3,000,424
    Myers Industries, Inc.                                        24,254    432,206
    Neenah Paper, Inc.                                            11,247    462,702
#   NewMarket Corp.                                                6,400  1,992,704
    Newmont Mining Corp.                                          68,775  1,874,807
#*  Northern Technologies International Corp.                        929     15,802
    Nucor Corp.                                                   74,096  3,835,950
#   Olin Corp.                                                    54,726  1,231,882
    Olympic Steel, Inc.                                            7,103    194,409
#*  OM Group, Inc.                                                21,791    740,894
*   OMNOVA Solutions, Inc.                                        31,590    274,833
*   Owens-Illinois, Inc.                                          86,512  2,750,216
    Packaging Corp. of America                                    49,760  3,099,053
#*  Penford Corp.                                                  8,331    113,302
    PH Glatfelter Co.                                             27,085    709,627
    PolyOne Corp.                                                 63,384  1,920,535
    PPG Industries, Inc.                                          10,790  1,970,038
    Praxair, Inc.                                                 12,336  1,538,423
    Quaker Chemical Corp.                                          9,178    696,702
    Reliance Steel & Aluminum Co.                                 49,302  3,613,344
*   Resolute Forest Products, Inc.                                 1,486     23,761
    Rock Tenn Co. Class A                                         29,685  3,176,592
    Rockwood Holdings, Inc.                                       42,536  2,690,402
#   Royal Gold, Inc.                                              30,200  1,450,808
    RPM International, Inc.                                       70,295  2,721,822
#*  RTI International Metals, Inc.                                20,358    690,136
#   Schnitzer Steel Industries, Inc. Class A                      18,562    539,040
    Schweitzer-Mauduit International, Inc.                        21,774  1,347,375
    Scotts Miracle-Gro Co. (The) Class A                          13,406    787,200
    Sealed Air Corp.                                             117,429  3,544,007
#*  Senomyx, Inc.                                                 11,087     41,022
    Sensient Technologies Corp.                                   34,359  1,791,135
    Sherwin-Williams Co. (The)                                     8,800  1,654,400
    Sigma-Aldrich Corp.                                            9,500    821,085
    Silgan Holdings, Inc.                                         15,753    709,988
    Sonoco Products Co.                                           55,927  2,272,873
#   Southern Copper Corp.                                         11,634    325,170
    Steel Dynamics, Inc.                                         147,608  2,652,516
    Stepan Co.                                                    14,655    862,740

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                    SHARES      VALUE+
                                                                   --------- ------------
Materials -- (Continued)
*     Stillwater Mining Co.                                           82,167 $    896,442
*     SunCoke Energy, Inc.                                            44,352      887,040
      Synalloy Corp.                                                   4,403       70,844
*     Texas Industries, Inc.                                          19,423    1,043,015
      Tredegar Corp.                                                  11,840      345,965
      Tronox, Ltd. Class A                                            29,338      677,414
*     United States Lime & Minerals, Inc.                              3,102      172,347
#     United States Steel Corp.                                       96,470    2,401,138
*     Universal Stainless & Alloy Products, Inc.                       3,410      110,211
#     US Silica Holdings, Inc.                                         4,055      141,195
      Valspar Corp. (The)                                             55,970    3,916,221
#*    Verso Paper Corp.                                                1,800        1,287
      Vulcan Materials Co.                                            30,506    1,633,596
#     Walter Energy, Inc.                                              2,050       32,575
      Wausau Paper Corp.                                              34,116      399,157
      Westlake Chemical Corp.                                         44,498    4,779,975
      Worthington Industries, Inc.                                    48,538    1,967,731
*     WR Grace & Co.                                                  19,201    1,759,964
      Zep, Inc.                                                       13,354      265,611
*     Zoltek Cos., Inc.                                               22,344      373,145
                                                                             ------------
Total Materials                                                               200,302,421
                                                                             ------------
Other -- (0.0%)
(d)*  Brooklyn Federal Bancorp, Inc. Escrow Shares                     2,600           --
(d)*  Gerber Scientific, Inc. Escrow Shares                           12,557           --
                                                                             ------------
Total Other                                                                            --
                                                                             ------------
Telecommunication Services -- (2.3%)
*     8x8, Inc.                                                       32,775      375,601
      Alaska Communications Systems Group, Inc.                       13,384       32,925
#     Alteva                                                           2,937       22,468
      AT&T, Inc.                                                   1,265,775   45,821,055
      Atlantic Tele-Network, Inc.                                     10,116      560,629
#*    Boingo Wireless, Inc.                                            5,464       37,046
*     Cbeyond, Inc.                                                   18,794      121,033
      CenturyLink, Inc.                                              135,938    4,602,861
*     Cincinnati Bell, Inc.                                           80,901      231,377
#     Consolidated Communications Holdings, Inc.                      27,618      514,523
*     Crown Castle International Corp.                                13,970    1,061,999
#     Frontier Communications Corp.                                  658,597    2,904,413
*     General Communication, Inc. Class A                             30,061      285,880
#*    Hawaiian Telcom Holdco, Inc.                                       200        5,316
#     HickoryTech Corp.                                                7,818      104,605
      IDT Corp. Class B                                               14,987      328,065
      Inteliquent, Inc.                                               22,759      292,453
#*    Iridium Communications, Inc.                                    44,017      265,422
*     Leap Wireless International, Inc.                               42,008      676,329
#*    Level 3 Communications, Inc.                                    28,896      882,773
      Lumos Networks Corp.                                            11,180      246,072
#*    NII Holdings, Inc.                                               6,140       21,122
      NTELOS Holdings Corp.                                           13,525      257,516
#*    ORBCOMM, Inc.                                                   25,932      156,370

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES     VALUE+
                                                                 ------- ------------
Telecommunication Services -- (Continued)
*   Premiere Global Services, Inc.                                33,866 $    305,133
    PTGi Holding, Inc.                                             4,924       17,332
*   SBA Communications Corp. Class A                              17,010    1,487,865
    Shenandoah Telecommunications Co.                             15,348      425,600
#*  Sprint Corp.                                                 220,645    1,484,941
*   Straight Path Communications, Inc. Class B                     7,493       40,912
    T-Mobile US, Inc.                                             51,251    1,421,190
    Telephone & Data Systems, Inc.                                68,578    2,138,262
*   tw telecom, Inc.                                              39,457    1,243,685
    United States Cellular Corp.                                  19,296      933,926
    USA Mobility, Inc.                                            12,772      190,558
    Verizon Communications, Inc.                                 630,811   31,862,264
*   Vonage Holdings Corp.                                        120,986      451,278
#   Windstream Holdings, Inc.                                    423,128    3,617,744
                                                                         ------------
Total Telecommunication Services                                          105,428,543
                                                                         ------------
Utilities -- (1.9%)
    AES Corp.                                                    273,611    3,855,179
    AGL Resources, Inc.                                           20,989    1,004,534
    ALLETE, Inc.                                                  17,913      905,144
    Alliant Energy Corp.                                          11,246      587,266
    Ameren Corp.                                                  20,941      757,645
    American Electric Power Co., Inc.                             24,100    1,128,844
    American States Water Co.                                     17,150      488,432
    American Water Works Co., Inc.                                 9,578      410,609
#   Aqua America, Inc.                                            43,146    1,086,416
#   Artesian Resources Corp. Class A                               3,453       79,074
    Atmos Energy Corp.                                            21,395      947,157
    Avista Corp.                                                  26,729      742,799
    Black Hills Corp.                                             21,763    1,103,819
#*  Cadiz, Inc.                                                    2,488       12,813
    California Water Service Group                                23,030      502,054
*   Calpine Corp.                                                153,092    3,087,866
    CenterPoint Energy, Inc.                                      36,646      901,492
    Chesapeake Utilities Corp.                                     4,916      267,480
    Cleco Corp.                                                   21,400      991,676
    CMS Energy Corp.                                              35,800      983,068
    Connecticut Water Service, Inc.                                4,404      141,148
#   Consolidated Edison, Inc.                                     16,132      939,205
#   Consolidated Water Co., Ltd.                                   5,099       76,689
#   Delta Natural Gas Co., Inc.                                    2,958       66,023
    Dominion Resources, Inc.                                      33,506    2,136,008
    DTE Energy Co.                                                15,286    1,056,874
    Duke Energy Corp.                                             37,486    2,688,871
*   Dynegy, Inc.                                                   9,086      176,541
    Edison International                                          18,676      915,684
    El Paso Electric Co.                                          18,931      665,803
    Empire District Electric Co. (The)                            18,686      420,248
    Entergy Corp.                                                 12,810      829,063
    Exelon Corp.                                                  38,885    1,109,778
    FirstEnergy Corp.                                             22,459      850,522
    Gas Natural, Inc.                                              1,847       18,415

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                 SHARES    VALUE+
                                                                 ------- ----------
Utilities -- (Continued)
*   Genie Energy, Ltd. Class B                                    12,764 $  131,852
    Great Plains Energy, Inc.                                     34,273    803,359
#   Hawaiian Electric Industries, Inc.                            21,301    565,968
    IDACORP, Inc.                                                 22,643  1,168,379
    Integrys Energy Group, Inc.                                   19,386  1,137,570
#   ITC Holdings Corp.                                            13,110  1,318,735
    Laclede Group, Inc. (The)                                     15,349    722,477
    MDU Resources Group, Inc.                                     34,636  1,031,460
#   MGE Energy, Inc.                                              10,226    575,826
    Middlesex Water Co.                                            7,847    162,668
    National Fuel Gas Co.                                          6,167    441,249
    New Jersey Resources Corp.                                    18,915    870,657
    NextEra Energy, Inc.                                          24,158  2,047,391
    NiSource, Inc.                                                23,975    755,692
    Northeast Utilities                                           29,182  1,251,616
#   Northwest Natural Gas Co.                                     11,403    495,232
    NorthWestern Corp.                                            17,567    805,271
    NRG Energy, Inc.                                             152,955  4,363,806
    NV Energy, Inc.                                               60,235  1,429,979
    OGE Energy Corp.                                              25,200    929,880
    ONEOK, Inc.                                                   49,749  2,810,819
#   Ormat Technologies, Inc.                                      22,819    594,891
#   Otter Tail Corp.                                              15,851    472,835
    Pepco Holdings, Inc.                                          32,515    626,889
    PG&E Corp.                                                    19,484    815,405
    Piedmont Natural Gas Co., Inc.                                22,546    769,720
    Pinnacle West Capital Corp.                                   10,000    560,300
    PNM Resources, Inc.                                           36,224    866,478
    Portland General Electric Co.                                 32,483    932,262
    PPL Corp.                                                     28,917    885,728
    Public Service Enterprise Group, Inc.                         99,549  3,334,891
    Questar Corp.                                                 96,766  2,289,484
    RGC Resources, Inc.                                              678     12,624
    SCANA Corp.                                                   11,266    525,334
    Sempra Energy                                                 12,077  1,100,698
    SJW Corp.                                                     10,844    306,126
    South Jersey Industries, Inc.                                 14,834    883,365
    Southern Co. (The)                                            45,273  1,852,118
    Southwest Gas Corp.                                           22,336  1,211,951
*   Synthesis Energy Systems, Inc.                                19,454     12,879
#   TECO Energy, Inc.                                             46,542    799,126
    UGI Corp.                                                     77,303  3,198,025
#   UIL Holdings Corp.                                            23,073    888,772
    Unitil Corp.                                                   6,897    208,427
    UNS Energy Corp.                                              19,093    944,722
    Vectren Corp.                                                 18,943    661,490
#   Westar Energy, Inc.                                           29,375    928,544
    WGL Holdings, Inc.                                            23,022  1,036,220
#   Wisconsin Energy Corp.                                        19,070    803,038
    Xcel Energy, Inc.                                             42,246  1,219,220

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                     SHARES        VALUE+
                                                                    ---------- --------------
Utilities -- (Continued)
       York Water Co.                                                    5,802 $      120,159
                                                                               --------------
Total Utilities                                                                    84,615,846
                                                                               --------------
TOTAL COMMON STOCKS                                                             4,094,805,186
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
(d)#*  Caesars Entertainment Corp. Rights 11/02/13                      53,883        123,392
(d)*   CVR Energy, Inc. Contingent Value Rights                         51,838             --
(d)*   LGL Group Inc (The) Warrants 08/06/18                             6,045            605
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                   9,520             --
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                 123,997
                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.073%                  13,720,683     13,720,683
                                                                               --------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)
                                                                    ----------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@   DFA Short Term Investment Fund                               36,830,820    426,132,583
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,933,839,227)                            $4,534,782,449
                                                                               ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                  SHARES     VALUE++
                                                                 --------- ------------
COMMON STOCKS -- (98.2%)
AUSTRALIA -- (5.3%)
    Adelaide Brighton, Ltd.                                         28,536 $    103,862
*   Alumina, Ltd.                                                1,472,416    1,431,585
*   Alumina, Ltd. Sponsored ADR                                     39,590      153,609
    Asciano, Ltd.                                                  795,435    4,368,406
    Bank of Queensland, Ltd.                                       189,484    2,161,526
    Beach Energy, Ltd.                                              42,299       57,133
    Bendigo and Adelaide Bank, Ltd.                                274,877    2,829,801
*   BlueScope Steel, Ltd.                                          363,944    1,716,680
    Boral, Ltd.                                                    569,711    2,658,331
    Caltex Australia, Ltd.                                         110,645    1,933,314
    Downer EDI, Ltd.                                               138,773      644,738
    Echo Entertainment Group, Ltd.                                 370,129      928,959
    Fairfax Media, Ltd.                                             71,326       40,725
    GrainCorp, Ltd. Class A                                        197,228    2,299,523
    Harvey Norman Holdings, Ltd.                                   413,690    1,272,994
    Incitec Pivot, Ltd.                                          1,192,113    2,999,266
    Leighton Holdings, Ltd.                                         22,704      384,624
    Lend Lease Group                                               203,104    2,190,247
    Macquarie Group, Ltd.                                          266,102   12,799,396
    Metcash, Ltd.                                                   80,662      255,264
    New Hope Corp., Ltd.                                            87,426      311,992
    Newcrest Mining, Ltd.                                          303,649    2,944,387
    Origin Energy, Ltd.                                            942,278   13,026,486
    OZ Minerals, Ltd.                                               16,353       55,740
    Primary Health Care, Ltd.                                      275,866    1,287,031
*   Qantas Airways, Ltd.                                           876,752    1,030,766
    QBE Insurance Group, Ltd.                                       94,697    1,326,163
    Rio Tinto, Ltd.                                                174,365   10,491,924
    Santos, Ltd.                                                   861,165   12,325,009
    Seven Group Holdings, Ltd.                                     101,875      802,439
#*  Sims Metal Management, Ltd.                                     83,499      790,923
    Sims Metal Management, Ltd. Sponsored ADR                        7,228       68,305
    Sonic Healthcare, Ltd.                                          41,394      631,888
    Suncorp Group, Ltd.                                          1,046,263   13,192,744
    Tabcorp Holdings, Ltd.                                         583,342    1,984,106
    Tatts Group, Ltd.                                            1,100,408    3,267,421
    Toll Holdings, Ltd.                                            482,870    2,630,585
    Treasury Wine Estates, Ltd.                                    440,182    1,954,864
    Wesfarmers, Ltd.                                               941,613   38,209,661
    Woodside Petroleum, Ltd.                                         4,729      173,365
                                                                           ------------
TOTAL AUSTRALIA                                                             147,735,782
                                                                           ------------
AUSTRIA -- (0.2%)
    Erste Group Bank AG                                            152,120    5,340,900
    Raiffeisen Bank International AG                                38,849    1,424,980
                                                                           ------------
TOTAL AUSTRIA                                                                 6,765,880
                                                                           ------------
BELGIUM -- (1.3%)
    Ageas                                                          178,795    7,597,761
    D'ieteren SA                                                     4,289      202,114

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
BELGIUM -- (Continued)
    Delhaize Group SA                                               66,697 $ 4,259,567
    Delhaize Group SA Sponsored ADR                                 10,600     677,764
    KBC Groep NV                                                   124,432   6,779,238
    Solvay SA                                                       59,233   9,261,849
    UCB SA                                                          99,152   6,508,519
                                                                           -----------
TOTAL BELGIUM                                                               35,286,812
                                                                           -----------
CANADA -- (9.2%)
    Agrium, Inc.                                                    17,441   1,488,066
    Barrick Gold Corp.                                             458,820   8,896,520
    Bell Aliant, Inc.                                               14,515     367,660
#*  BlackBerry, Ltd.(09228F103)                                     71,901     568,737
#*  BlackBerry, Ltd.(BCBHZ31)                                      211,699   1,671,014
    Bonavista Energy Corp.                                          94,032   1,084,933
    Cameco Corp.(13321L108)                                        154,117   2,928,223
    Cameco Corp.(2166160)                                           55,352   1,050,608
    Canadian Natural Resources, Ltd.(136385101)                    328,622  10,433,748
    Canadian Natural Resources, Ltd.(2171573)                      440,539  13,981,140
    Canadian Tire Corp., Ltd. Class A                               62,053   5,759,832
    Crescent Point Energy Corp.                                    162,615   6,314,949
    Eldorado Gold Corp.                                            122,985     830,149
    Empire Co., Ltd.                                                19,858   1,462,329
    Enerplus Corp.(292766102)                                       20,812     359,423
    Enerplus Corp.(B584T89)                                         90,070   1,554,078
    Ensign Energy Services, Inc.                                    70,294   1,201,399
    Fairfax Financial Holdings, Ltd.                                13,300   5,803,961
    First Quantum Minerals, Ltd.                                   245,480   4,656,967
    Genworth MI Canada, Inc.                                        20,438     643,141
    George Weston, Ltd.                                             13,092   1,066,546
    Goldcorp, Inc.(380956409)                                      212,269   5,398,001
    Goldcorp, Inc.(2676302)                                        390,268   9,941,513
    Husky Energy, Inc.                                             247,837   7,045,402
    IAMGOLD Corp.                                                   88,001     449,859
    Industrial Alliance Insurance & Financial Services, Inc.        47,900   2,148,184
    Kinross Gold Corp.                                             806,097   4,097,553
    Lightstream Resources, Ltd.                                     26,736     171,804
#   Loblaw Cos., Ltd.                                               74,387   3,402,404
    Magna International, Inc.                                      204,038  17,281,538
    Manulife Financial Corp.                                     1,384,267  24,521,567
*   MEG Energy Corp.                                                43,330   1,386,776
*   Osisko Mining Corp.                                             59,900     292,419
    Pacific Rubiales Energy Corp.                                  105,467   2,181,867
    Pan American Silver Corp.(697900108)                            12,300     130,503
    Pan American Silver Corp.(2669272)                              82,200     873,520
#   Pengrowth Energy Corp.                                         277,372   1,782,374
    Penn West Petroleum, Ltd.                                      270,898   3,024,268
    Precision Drilling Corp.                                       129,400   1,368,898
    Quebecor, Inc. Class B                                          11,660     288,299
    Sun Life Financial, Inc.                                       494,520  16,657,116
    Suncor Energy, Inc.(867224107)                                  43,262   1,572,574
    Suncor Energy, Inc.(B3NB1P2)                                 1,078,999  39,210,926
    Talisman Energy, Inc.(87425E103)                                18,457     230,343

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
CANADA -- (Continued)
    Talisman Energy, Inc.(2068299)                                 689,216 $  8,593,304
    Teck Resources, Ltd. Class A                                     1,220       35,103
    Teck Resources, Ltd. Class B(878742204)                          6,531      174,639
    Teck Resources, Ltd. Class B(2879327)                          407,968   10,916,710
    Thomson Reuters Corp.                                          335,015   12,588,968
    TransAlta Corp.                                                144,367    1,942,616
    Trican Well Service, Ltd.                                        6,535       91,822
*   Turquoise Hill Resources, Ltd.(900435108)                       31,400      151,348
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                         95,586      461,130
    West Fraser Timber Co., Ltd.                                    17,389    1,593,887
    Yamana Gold, Inc.                                              500,904    4,967,484
                                                                           ------------
TOTAL CANADA                                                                257,098,142
                                                                           ------------
DENMARK -- (1.4%)
    AP Moeller--Maersk A.S. Class A                                    330    2,979,856
    AP Moeller--Maersk A.S. Class B                                  1,024    9,907,168
    Carlsberg A.S. Class B                                          86,521    8,642,233
*   Danske Bank A.S.                                               489,154   11,429,471
    FLSmidth & Co. A.S.                                             17,784      887,588
    GN Store Nord A.S.                                              13,475      307,403
    H Lundbeck A.S.                                                 37,811      811,860
    Rockwool International A.S. Class B                              2,957      465,100
    TDC A.S.                                                       421,334    3,805,956
                                                                           ------------
TOTAL DENMARK                                                                39,236,635
                                                                           ------------
FINLAND -- (1.0%)
    Fortum Oyj                                                      17,007      379,374
    Kesko Oyj Class B                                               32,608    1,083,565
    Neste Oil Oyj                                                   55,713    1,104,697
*   Nokia Oyj                                                    1,745,242   13,265,197
    Stora Enso Oyj Class R                                         526,010    4,884,460
    UPM-Kymmene Oyj                                                485,229    7,704,097
                                                                           ------------
TOTAL FINLAND                                                                28,421,390
                                                                           ------------
FRANCE -- (10.5%)
*   Alcatel-Lucent                                                 105,796      405,310
    AXA SA                                                         987,329   24,599,729
    AXA SA Sponsored ADR                                           394,508    9,866,645
    BNP Paribas SA                                                 652,618   48,145,678
*   Bollore SA(BDGTH22)                                                 32       17,553
    Bollore SA(4572709)                                              5,989    3,265,916
    Bouygues SA                                                     95,075    3,709,524
    Cap Gemini SA                                                   90,823    5,955,988
    Casino Guichard Perrachon SA                                    37,846    4,254,073
*   CGG                                                             55,947    1,229,710
*   CGG Sponsored ADR                                               28,903      634,421
    Cie de St-Gobain                                               292,647   15,361,056
    Cie Generale des Etablissements Michelin                       114,879   11,970,151
    CNP Assurances                                                 114,259    2,012,797
*   Credit Agricole SA                                             725,973    8,728,767
    Eiffage SA                                                      15,073      893,274

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
FRANCE -- (Continued)
    Electricite de France SA                                       188,405 $  6,593,779
    Eramet                                                             843       80,052
    GDF Suez                                                     1,112,207   27,564,674
    Groupe Eurotunnel SA                                            84,948      822,372
    Lafarge SA                                                     130,242    8,986,097
    Lagardere SCA                                                   72,518    2,634,525
    Natixis                                                        572,256    3,077,363
    Orange                                                       1,431,646   19,679,515
*   Peugeot SA                                                      98,768    1,299,291
    Renault SA                                                     147,110   12,835,381
    Rexel SA                                                        56,312    1,410,211
    SCOR SE                                                         29,014    1,024,074
    Societe Generale SA                                            577,609   32,628,846
    STMicroelectronics NV                                          517,564    3,981,107
    Vallourec SA                                                    52,820    3,143,932
    Vivendi SA                                                   1,017,849   25,771,646
                                                                           ------------
TOTAL FRANCE                                                                292,583,457
                                                                           ------------
GERMANY -- (8.9%)
    Allianz SE                                                     122,653   20,593,722
    Allianz SE ADR                                                 716,588   12,060,176
    Bayerische Motoren Werke AG                                    219,992   24,898,348
#   Celesio AG                                                      36,473    1,133,942
*   Commerzbank AG                                                 420,377    5,376,466
    Daimler AG                                                     692,538   56,701,391
    Deutsche Bank AG(D18190898)                                    333,752   16,126,897
    Deutsche Bank AG(5750355)                                      285,291   13,787,857
*   Deutsche Lufthansa AG                                          141,492    2,735,468
    Deutsche Telekom AG                                            991,879   15,587,087
    Deutsche Telekom AG Sponsored ADR                              681,300   10,757,727
    E.ON SE                                                      1,187,081   21,638,694
    Fraport AG Frankfurt Airport Services Worldwide                 13,457    1,041,076
    HeidelbergCement AG                                             83,434    6,569,563
    Hochtief AG                                                      3,579      323,702
    Metro AG                                                        37,432    1,755,036
    Muenchener Rueckversicherungs AG                               112,068   23,381,001
    RWE AG                                                         216,512    7,976,752
    Volkswagen AG                                                   20,821    5,091,689
#   Wacker Chemie AG                                                 4,761      447,096
                                                                           ------------
TOTAL GERMANY                                                               247,983,690
                                                                           ------------
GREECE -- (0.0%)
    Hellenic Petroleum SA                                           47,049      611,782
*   National Bank of Greece SA                                      83,482      474,163
                                                                           ------------
TOTAL GREECE                                                                  1,085,945
                                                                           ------------
HONG KONG -- (2.4%)
    Cathay Pacific Airways, Ltd.                                   644,000    1,275,762
    Cheung Kong Holdings, Ltd.                                     533,000    8,337,619
*   FIH Mobile, Ltd.                                             1,022,000      574,369
    Hang Lung Group, Ltd.                                           20,000      105,542

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
HONG KONG -- (Continued)
    Henderson Land Development Co., Ltd.                         1,074,383 $ 6,350,506
    Hongkong & Shanghai Hotels (The)                               413,918     651,384
    Hopewell Holdings, Ltd.                                        421,331   1,421,642
    Hutchison Whampoa, Ltd.                                      1,722,000  21,446,159
    Kerry Properties, Ltd.                                         223,000     969,926
    New World Development Co., Ltd.                              3,124,292   4,330,212
    NWS Holdings, Ltd.                                              41,000      64,237
#   Orient Overseas International, Ltd.                            178,048     919,639
    Shangri-La Asia, Ltd.                                          122,000     224,445
    Sino Land Co., Ltd.                                            426,000     597,463
    Sun Hung Kai Properties, Ltd.                                  434,000   5,673,654
    Swire Pacific, Ltd. Class A                                     90,500   1,047,121
    Tsim Sha Tsui Properties                                       254,146     571,836
    Wharf Holdings, Ltd.                                           929,000   7,853,693
    Wheelock & Co., Ltd.                                           924,000   4,727,373
                                                                           -----------
TOTAL HONG KONG                                                             67,142,582
                                                                           -----------
IRELAND -- (0.1%)
*   Bank of Ireland                                              3,450,266   1,261,018
*   Bank of Ireland Sponsored ADR                                    3,603      52,352
    CRH P.L.C.                                                         506      12,313
    CRH P.L.C. Sponsored ADR                                        25,104     614,546
                                                                           -----------
TOTAL IRELAND                                                                1,940,229
                                                                           -----------
ISRAEL -- (0.3%)
    Bank Hapoalim BM                                               709,367   3,797,581
*   Bank Leumi Le-Israel BM                                        757,596   2,883,755
*   Israel Discount Bank, Ltd. Class A                             522,880   1,043,435
    Mizrahi Tefahot Bank, Ltd.                                       3,108      36,432
*   Partner Communications Co., Ltd.                                    28         230
                                                                           -----------
TOTAL ISRAEL                                                                 7,761,433
                                                                           -----------
ITALY -- (1.4%)
#*  Banca Monte dei Paschi di Siena SpA                            817,667     257,791
*   Banco Popolare                                                 976,740   1,940,380
    Intesa Sanpaolo SpA                                          1,315,582   3,263,791
#   Telecom Italia SpA                                           7,617,528   7,431,256
    Telecom Italia SpA Sponsored ADR                               192,351   1,877,346
    UniCredit SpA                                                2,940,970  22,076,644
    Unione di Banche Italiane SCPA                                 161,302   1,114,828
                                                                           -----------
TOTAL ITALY                                                                 37,962,036
                                                                           -----------
JAPAN -- (19.7%)
    77 Bank, Ltd. (The)                                            298,000   1,473,868
    Aeon Co., Ltd.                                                 503,400   6,869,605
    Aisin Seiki Co., Ltd.                                           10,200     414,369
    Alfresa Holdings Corp.                                          26,400   1,442,925
    Amada Co., Ltd.                                                248,000   2,133,438
    Aoyama Trading Co., Ltd.                                        29,200     744,532
#   Asahi Glass Co., Ltd.                                          820,000   5,064,342
    Asahi Kasei Corp.                                              929,000   7,070,247

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Asatsu-DK, Inc.                                                  6,000 $   164,891
    Autobacs Seven Co., Ltd.                                        34,800     507,400
    Azbil Corp.                                                      2,900      69,874
    Bank of Kyoto, Ltd. (The)                                      201,000   1,771,071
    Bank of Yokohama, Ltd. (The)                                   755,000   4,163,275
    Brother Industries, Ltd.                                       127,600   1,449,829
#   Canon Marketing Japan, Inc.                                     39,500     529,174
    Chiba Bank, Ltd. (The)                                         463,000   3,300,667
    Chugoku Bank, Ltd. (The)                                       109,400   1,572,788
    Citizen Holdings Co., Ltd.                                     160,300   1,143,680
    Coca-Cola West Co., Ltd.                                        39,400     799,151
    COMSYS Holdings Corp.                                           67,800     941,312
#*  Cosmo Oil Co., Ltd.                                            356,000     626,848
    Dai Nippon Printing Co., Ltd.                                  429,000   4,507,059
    Dai-ichi Life Insurance Co., Ltd. (The)                        123,100   1,757,351
    Daicel Corp.                                                   197,000   1,660,469
    Daido Steel Co., Ltd.                                          166,000     954,562
    Denki Kagaku Kogyo KK                                          249,000   1,044,241
    Ebara Corp.                                                    217,000   1,166,663
    Fuji Electric Co., Ltd.                                        118,000     528,985
    Fuji Media Holdings, Inc.                                       34,200     681,789
    FUJIFILM Holdings Corp.                                        384,600   9,408,757
*   Fujitsu, Ltd.                                                1,317,000   5,658,100
    Fukuoka Financial Group, Inc.                                  480,000   2,165,018
#   Fukuyama Transporting Co., Ltd.                                 34,000     217,321
#   Furukawa Electric Co., Ltd.                                    263,000     609,576
    Glory, Ltd.                                                     29,700     736,468
    Gunma Bank, Ltd. (The)                                         208,000   1,203,522
    H2O Retailing Corp.                                             75,000     637,317
    Hachijuni Bank, Ltd. (The)                                     364,000   2,248,642
    Hakuhodo DY Holdings, Inc.                                     106,800     826,009
    Hankyu Hanshin Holdings, Inc.                                  171,000     959,112
    Higo Bank, Ltd. (The)                                          104,000     592,026
    Hiroshima Bank, Ltd. (The)                                     141,000     600,084
    Hitachi Capital Corp.                                           13,400     360,397
    Hitachi Chemical Co., Ltd.                                      58,300     894,425
#   Hitachi Construction Machinery Co., Ltd.                        46,800     991,156
    Hitachi High-Technologies Corp.                                 40,835     939,203
    Hitachi Transport System, Ltd.                                  24,285     385,087
    Hokuhoku Financial Group, Inc.                                 681,000   1,404,189
    House Foods Group, Inc.                                         38,100     603,490
#   Ibiden Co., Ltd.                                                80,500   1,395,506
    Idemitsu Kosan Co., Ltd.                                        18,800   1,573,810
    Isetan Mitsukoshi Holdings, Ltd.                               253,555   3,842,676
    ITOCHU Corp.                                                 1,092,900  13,141,185
    Iyo Bank, Ltd. (The)                                           161,000   1,681,113
    J Front Retailing Co., Ltd.                                    349,000   2,715,705
    JFE Holdings, Inc.                                             381,900   8,682,373
    Joyo Bank, Ltd. (The)                                          398,000   2,067,269
    JTEKT Corp.                                                    149,800   1,923,173
    JX Holdings, Inc.                                            1,865,786   9,225,690
#   K's Holdings Corp.                                              12,000     352,354

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Kagoshima Bank, Ltd. (The)                                     145,000 $   976,042
    Kajima Corp.                                                   608,000   2,580,536
    Kamigumi Co., Ltd.                                             160,000   1,391,738
    Kaneka Corp.                                                   180,000   1,142,197
    Kawasaki Kisen Kaisha, Ltd.                                    530,000   1,214,986
    Keiyo Bank, Ltd. (The)                                         108,000     550,015
    Kewpie Corp.                                                    17,500     263,305
*   Kobe Steel, Ltd.                                             1,744,000   3,080,549
    Konica Minolta, Inc.                                           322,500   2,670,605
    Kuraray Co., Ltd.                                              112,000   1,315,029
#   Kurita Water Industries, Ltd.                                   11,000     240,064
    Kyocera Corp.                                                  256,600  13,325,376
    Kyocera Corp. Sponsored ADR                                      3,558     188,396
    Kyowa Hakko Kirin Co., Ltd.                                    178,000   1,966,005
    Lintec Corp.                                                     8,500     176,295
#   LIXIL Group Corp.                                               99,640   2,338,817
    Maeda Road Construction Co., Ltd.                               23,000     408,962
    Marubeni Corp.                                               1,261,000   9,872,930
    Marui Group Co., Ltd.                                          159,500   1,526,842
    Matsumotokiyoshi Holdings Co., Ltd.                                900      30,368
    Medipal Holdings Corp.                                          93,500   1,260,745
    MEIJI Holdings Co., Ltd.                                        41,900   2,342,278
    Mitsubishi Chemical Holdings Corp.                           1,166,500   5,460,674
    Mitsubishi Corp.                                             1,136,600  22,994,616
    Mitsubishi Gas Chemical Co., Inc.                              246,000   2,010,460
    Mitsubishi Logistics Corp.                                      70,000     972,785
    Mitsubishi Materials Corp.                                     738,000   2,887,363
    Mitsubishi Tanabe Pharma Corp.                                 155,300   2,190,306
    Mitsubishi UFJ Financial Group, Inc.                         7,531,834  47,964,701
#   Mitsubishi UFJ Financial Group, Inc. ADR                     1,691,580  10,826,112
    Mitsui & Co., Ltd.                                           1,287,200  18,388,840
    Mitsui & Co., Ltd. Sponsored ADR                                 4,829   1,381,094
#   Mitsui Chemicals, Inc.                                         545,000   1,448,777
    Mitsui Mining & Smelting Co., Ltd.                             231,000     588,864
    Mitsui OSK Lines, Ltd.                                         724,000   3,064,568
    Mizuho Financial Group, Inc.                                 4,407,800   9,252,245
    MS&AD Insurance Group Holdings                                 244,791   6,329,648
    Nagase & Co., Ltd.                                              96,000   1,195,843
    Nanto Bank, Ltd. (The)                                          58,000     229,647
    NEC Corp.                                                    1,874,000   4,209,348
    Nippo Corp.                                                     37,000     694,155
    Nippon Electric Glass Co., Ltd.                                264,000   1,357,947
    Nippon Express Co., Ltd.                                       574,000   2,882,368
#   Nippon Meat Packers, Inc.                                      123,397   1,806,688
#   Nippon Paper Industries Co., Ltd.                               32,300     514,668
    Nippon Shokubai Co., Ltd.                                       86,000   1,055,004
    Nippon Steel & Sumitomo Metal Corp.                          6,077,000  20,057,455
    Nippon Yusen KK                                              1,217,000   3,718,538
    Nishi-Nippon City Bank, Ltd. (The)                             368,000     994,247
    Nissan Motor Co., Ltd.                                         903,200   9,069,263
    Nissan Shatai Co., Ltd.                                         23,000     396,544
    Nisshin Seifun Group, Inc.                                     135,300   1,466,844

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
JAPAN -- (Continued)
    Nisshin Steel Holdings Co., Ltd.                                28,800 $   384,017
    Nisshinbo Holdings, Inc.                                        80,000     706,581
    NKSJ Holdings, Inc.                                             78,600   2,034,575
    NOK Corp.                                                       65,500   1,012,519
    Nomura Holdings, Inc.                                           15,200     112,283
*   NTN Corp.                                                      287,000   1,379,565
    NTT DOCOMO, Inc.                                             1,212,400  19,234,755
    NTT DOCOMO, Inc. Sponsored ADR                                   5,206      82,619
    Obayashi Corp.                                                 470,000   3,011,343
#   Oji Holdings Corp.                                             548,000   2,504,375
    Onward Holdings Co., Ltd.                                       84,000     695,249
    Otsuka Holdings Co., Ltd.                                        4,700     133,866
    Pola Orbis Holdings, Inc.                                       13,500     457,404
    Rengo Co., Ltd.                                                 93,000     497,406
    Resona Holdings, Inc.                                          206,600   1,074,677
    Ricoh Co., Ltd.                                                542,000   5,723,956
    Rohm Co., Ltd.                                                     400      16,419
    Sankyo Co., Ltd.                                                34,600   1,645,539
    Seiko Epson Corp.                                               91,700   1,496,872
    Seino Holdings Co., Ltd.                                        82,000     809,852
    Sekisui Chemical Co., Ltd.                                     209,000   2,428,265
    Sekisui House, Ltd.                                            426,000   6,114,739
    Shiga Bank, Ltd. (The)                                         195,000   1,065,745
    Shimadzu Corp.                                                  76,000     744,221
    Shimizu Corp.                                                  405,000   2,077,012
    Shinsei Bank, Ltd.                                              10,000      23,413
    Shizuoka Bank, Ltd. (The)                                      303,000   3,409,170
#   Showa Denko KK                                               1,008,000   1,366,793
#   Showa Shell Sekiyu KK                                          113,100   1,215,924
    SKY Perfect JSAT Holdings, Inc.                                 80,900     467,149
    Sohgo Security Services Co., Ltd.                               26,600     537,720
    Sojitz Corp.                                                   805,500   1,564,113
#   Sony Corp.                                                     152,200   2,655,081
    Sony Corp. Sponsored ADR                                       678,816  11,709,576
    Sumitomo Bakelite Co., Ltd.                                     52,000     187,505
    Sumitomo Chemical Co., Ltd.                                  1,086,000   3,977,345
    Sumitomo Corp.                                                 903,300  11,754,913
    Sumitomo Electric Industries, Ltd.                             598,800   8,972,619
    Sumitomo Forestry Co., Ltd.                                     78,400     912,100
#   Sumitomo Heavy Industries, Ltd.                                368,000   1,628,744
    Sumitomo Metal Mining Co., Ltd.                                421,000   5,831,099
    Sumitomo Mitsui Financial Group, Inc.                          458,527  22,163,302
    Sumitomo Mitsui Trust Holdings, Inc.                         1,692,000   8,356,933
    Sumitomo Osaka Cement Co., Ltd.                                133,000     536,626
    Suzuken Co. Ltd/Aichi Japan                                     45,600   1,646,604
    Suzuki Motor Corp.                                             263,900   6,635,864
#   Taisei Corp.                                                   644,000   3,303,899
    Taiyo Nippon Sanso Corp.                                        27,000     185,149
    Takashimaya Co., Ltd.                                          192,000   1,831,881
    Takata Corp.                                                    19,600     494,348
#   TDK Corp.                                                       89,700   3,812,260
    Teijin, Ltd.                                                   599,000   1,345,039

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- ------------
JAPAN -- (Continued)
    Toho Holdings Co., Ltd.                                         11,500 $    222,644
    Tokai Rika Co., Ltd.                                            30,300      642,516
    Toppan Printing Co., Ltd.                                      378,000    2,985,579
    Toshiba TEC Corp.                                               44,000      271,006
    Tosoh Corp.                                                    357,000    1,366,120
    Toyo Seikan Group Holdings, Ltd.                               118,200    2,456,543
    Toyobo Co., Ltd.                                               129,000      247,892
    Toyoda Gosei Co., Ltd.                                          23,800      595,108
    Toyota Tsusho Corp.                                            156,200    4,338,766
#   Ube Industries, Ltd.                                           654,000    1,353,711
    Universal Entertainment Corp.                                      500        9,957
    UNY Group Holdings Co., Ltd.                                   104,000      656,272
    Ushio, Inc.                                                     44,600      563,338
    Wacoal Holdings Corp.                                           52,000      558,377
#   Yamada Denki Co., Ltd.                                         590,700    1,656,905
    Yamaguchi Financial Group, Inc.                                115,000    1,083,716
    Yamaha Corp.                                                   111,400    1,663,253
    Yamato Kogyo Co., Ltd.                                          24,400      904,366
    Yamazaki Baking Co., Ltd.                                       65,000      661,765
                                                                           ------------
TOTAL JAPAN                                                                 551,073,707
                                                                           ------------
NETHERLANDS -- (3.4%)
    Aegon NV                                                     1,473,533   11,724,714
    Akzo Nobel NV                                                  169,936   12,336,397
    ArcelorMittal                                                  764,181   12,036,325
*   ING Groep NV                                                 1,578,512   20,059,269
#*  ING Groep NV Sponsored ADR                                     207,810    2,643,343
    Koninklijke Ahold NV                                           408,354    7,761,396
    Koninklijke DSM NV                                             160,143   12,105,620
    Koninklijke Philips NV                                         429,882   15,192,330
    Randstad Holding NV                                              5,794      356,845
                                                                           ------------
TOTAL NETHERLANDS                                                            94,216,239
                                                                           ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                            88,941      251,777
    Contact Energy, Ltd.                                           338,257    1,466,823
    Fletcher Building, Ltd.                                         11,279       93,081
                                                                           ------------
TOTAL NEW ZEALAND                                                             1,811,681
                                                                           ------------
NORWAY -- (0.8%)
    Aker ASA Class A                                                12,658      398,779
    Cermaq ASA                                                       2,150       38,102
    DNB ASA                                                        628,280   11,137,211
#   Norsk Hydro ASA                                                853,507    3,809,006
    Orkla ASA                                                      139,534    1,131,087
    SpareBank 1 SR Bank ASA                                          8,247       74,115
    Stolt-Nielsen, Ltd.                                              2,191       62,036
*   Storebrand ASA                                                 202,119    1,307,000
    Subsea 7 SA                                                    151,633    3,206,699

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                  SHARES     VALUE++
                                                                 --------- -----------
NORWAY -- (Continued)
    Wilh Wilhelmsen Holding ASA Class A                                 99 $     3,031
                                                                           -----------
TOTAL NORWAY                                                                21,167,066
                                                                           -----------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA                                        865,680   1,137,482
*   EDP Renovaveis SA                                              166,881     917,447
                                                                           -----------
TOTAL PORTUGAL                                                               2,054,929
                                                                           -----------
SINGAPORE -- (1.0%)
#   CapitaLand, Ltd.                                             3,205,000   8,030,099
    DBS Group Holdings, Ltd.                                       125,797   1,695,928
    Golden Agri-Resources, Ltd.                                  5,519,000   2,664,915
    Hutchison Port Holdings Trust                                1,307,000     953,836
    Keppel Land, Ltd.                                              434,000   1,293,864
#*  Neptune Orient Lines, Ltd.                                     271,000     230,829
    Noble Group, Ltd.                                            2,739,000   2,263,009
#   Olam International, Ltd.                                       799,000     988,486
#   OUE, Ltd.                                                      235,000     457,437
    Singapore Airlines, Ltd.                                       483,400   4,054,944
    United Industrial Corp., Ltd.                                  428,000   1,056,989
    Venture Corp., Ltd.                                            148,000     926,833
    Wilmar International, Ltd.                                   1,387,000   3,857,995
                                                                           -----------
TOTAL SINGAPORE                                                             28,475,164
                                                                           -----------
SPAIN -- (2.2%)
    Acciona SA                                                      41,333   2,620,194
    Banco de Sabadell SA                                         1,423,996   3,648,710
*   Banco Popular Espanol SA                                       879,669   4,989,806
    Banco Santander SA                                           2,092,020  18,546,306
    Banco Santander SA Sponsored ADR                                 1,762      15,699
    CaixaBank                                                    1,317,505   6,828,829
    Iberdrola SA                                                 3,061,217  19,214,785
    Repsol SA                                                      248,696   6,667,747
                                                                           -----------
TOTAL SPAIN                                                                 62,532,076
                                                                           -----------
SWEDEN -- (3.0%)
    Boliden AB                                                     144,602   2,053,783
    Husqvarna AB Class B                                            12,955      76,117
*   ICA Gruppen AB                                                  24,222     732,048
    Meda AB Class A                                                 84,422     947,340
    Nordea Bank AB                                               1,822,627  23,314,148
    Skandinaviska Enskilda Banken AB                                 6,988      78,940
    Skandinaviska Enskilda Banken AB Class A                       931,974  11,272,282
    SSAB AB Class A                                                114,594     753,861
    SSAB AB Class B                                                 39,135     220,801
    Svenska Cellulosa AB Class A                                     9,172     259,207
    Svenska Cellulosa AB Class B                                   489,187  13,869,038
    Tele2 AB Class B                                                25,345     305,494
    Telefonaktiebolaget LM Ericsson Class B                      1,777,471  21,260,711
    Telefonaktiebolaget LM Ericsson Sponsored ADR                  135,337   1,622,691
    TeliaSonera AB                                                 758,783   6,274,369

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE++
                                                                 ---------- ------------
SWEDEN -- (Continued)
    Trelleborg AB Class B                                            38,840 $    732,897
                                                                            ------------
TOTAL SWEDEN                                                                  83,773,727
                                                                            ------------
SWITZERLAND -- (7.5%)
    ABB, Ltd.                                                        82,282    2,096,344
    Adecco SA                                                        90,409    6,667,096
    Aryzta AG                                                        57,960    4,323,956
    Baloise Holding AG                                               44,870    5,212,721
    Banque Cantonale Vaudoise                                           100       55,566
    Clariant AG                                                     174,001    3,065,869
    Credit Suisse Group AG                                          941,145   29,277,086
    Credit Suisse Group AG Sponsored ADR                            103,658    3,226,874
    Givaudan SA                                                       2,010    2,850,558
    Holcim, Ltd.                                                    241,079   17,931,322
    Lonza Group AG                                                   17,436    1,556,388
    Novartis AG                                                      44,719    3,471,204
    Novartis AG ADR                                                 189,650   14,707,357
    Sika AG                                                             134      422,428
    Sulzer AG                                                        14,697    2,299,201
    Swiss Life Holding AG                                            30,648    6,076,895
    Swiss Re AG                                                     358,123   31,436,971
    UBS AG(B18YFJ4)                                               2,189,793   42,352,921
    UBS AG(H89231338)                                               328,671    6,363,071
    Zurich Insurance Group AG                                        98,396   27,189,098
                                                                            ------------
TOTAL SWITZERLAND                                                            210,582,926
                                                                            ------------
UNITED KINGDOM -- (18.4%)
    Anglo American P.L.C.                                           495,168   11,773,397
    Aviva P.L.C.                                                  1,863,864   13,380,510
    Barclays P.L.C.                                               4,340,155   18,261,024
    Barclays P.L.C. Sponsored ADR                                 1,825,842   30,692,404
    Barratt Developments P.L.C.                                     110,113      590,488
    BP P.L.C. Sponsored ADR                                       2,093,646   97,354,538
    Carnival P.L.C.                                                 103,130    3,665,475
    Carnival P.L.C. ADR                                              91,252    3,248,571
    Coca-Cola HBC AG ADR                                              1,535       44,300
*   Eurasian Natural Resources Corp. P.L.C.                          33,679      121,348
*   Evraz P.L.C.                                                     55,043      104,030
    Glencore Xstrata P.L.C.                                       4,609,215   25,084,350
    HSBC Holdings P.L.C.                                          1,236,296   13,551,459
    HSBC Holdings P.L.C. Sponsored ADR                              392,093   21,580,799
*   International Consolidated Airlines Group SA                    860,912    4,791,531
    Investec P.L.C.                                                 278,720    1,950,095
    J Sainsbury P.L.C.                                            1,193,358    7,548,614
    Kazakhmys P.L.C.                                                 27,810      117,005
    Kingfisher P.L.C.                                             2,319,541   14,031,930
*   Lloyds Banking Group P.L.C.                                  30,279,179   37,449,180
#*  Lloyds Banking Group P.L.C. ADR                                 436,719    2,196,697
    Mondi P.L.C.                                                     44,617      796,678
    Old Mutual P.L.C.                                             2,880,541    9,387,794
    Pearson P.L.C. Sponsored ADR                                    250,901    5,268,921
    Resolution, Ltd.                                                945,573    5,414,127

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                     SHARES       VALUE++
                                                                   ----------- --------------
UNITED KINGDOM -- (Continued)
*     Royal Bank of Scotland Group P.L.C.                              814,582 $    4,797,486
*     Royal Bank of Scotland Group P.L.C. Sponsored ADR                339,971      4,004,858
      Royal Dutch Shell P.L.C. ADR(780259107)                          943,951     65,623,474
      Royal Dutch Shell P.L.C. ADR(780259206)                          279,594     18,637,736
      Royal Dutch Shell P.L.C. Class A                                  13,007        433,196
      RSA Insurance Group P.L.C.                                       526,467      1,084,274
      Travis Perkins P.L.C.                                              3,718        110,564
      Vedanta Resources P.L.C.                                          53,978        919,674
      Vodafone Group P.L.C.                                         14,789,930     54,171,920
      Vodafone Group P.L.C. Sponsored ADR                              864,614     31,835,088
      WM Morrison Supermarkets P.L.C.                                1,135,049      5,121,369
                                                                               --------------
TOTAL UNITED KINGDOM                                                              515,144,904
                                                                               --------------
TOTAL COMMON STOCKS                                                             2,741,836,432
                                                                               --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Porsche Automobil Holding SE                                      46,252      4,318,851
                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*     New Hotel Rights 12/31/13                                         39,054             --
                                                                               --------------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 10/30/13                             2,092,020        451,630
                                                                               --------------
TOTAL RIGHTS/WARRANTS                                                                 451,630
                                                                               --------------
                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)       VALUE+
                                                                   ----------- --------------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund                                 3,975,799     46,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $284,398 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $257,187) to be repurchased at
        $252,145                                                   $       252        252,144
                                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL                                                46,252,144
                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,389,651,236)                            $2,792,859,057
                                                                               ==============

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES   VALUE++
                                                                 ------- ----------
COMMON STOCKS -- (96.9%)
AUSTRALIA -- (4.8%)
    Acrux, Ltd.                                                    8,981 $   22,741
    Adelaide Brighton, Ltd.                                       94,917    345,467
*   Aditya Birla Minerals, Ltd.                                    7,401      2,380
    AGL Energy, Ltd.                                              20,026    295,836
*   AJ Lucas Group, Ltd.                                           8,887     10,054
    ALS Ltd/Queensland                                            49,776    470,867
*   Alumina, Ltd.                                                571,613    555,762
*   Alumina, Ltd. Sponsored ADR                                   14,400     55,872
    Amalgamated Holdings, Ltd.                                    22,951    175,971
    Amcom Telecommunications, Ltd.                                31,775     62,207
    Amcor, Ltd.                                                  147,315  1,509,151
    AMP, Ltd.                                                    326,849  1,464,590
    Ansell, Ltd.                                                  17,816    328,372
*   Antares Energy, Ltd.                                          34,313     15,691
    AP Eagers, Ltd.                                               15,769     70,135
    APA Group                                                     74,687    427,925
#*  APN News & Media, Ltd.                                       105,115     46,156
*   Aquarius Platinum, Ltd.                                       41,410     27,102
*   Aquila Resources, Ltd.                                        22,801     48,640
    ARB Corp., Ltd.                                                5,672     62,446
    Aristocrat Leisure, Ltd.                                      37,336    178,277
    Arrium, Ltd.                                                 380,081    496,602
    Asciano, Ltd.                                                141,288    775,932
*   ASG Group, Ltd.                                               36,938     14,166
    ASX, Ltd.                                                     19,979    693,983
    Atlas Iron, Ltd.                                             197,419    192,393
    Aurizon Holdings, Ltd.                                        79,406    359,451
#*  Aurora Oil & Gas, Ltd.                                        31,303     96,122
    Ausdrill, Ltd.                                                76,045    109,878
    Ausenco, Ltd.                                                 22,925     35,649
*   Austal, Ltd.                                                  32,722     23,333
    Austbrokers Holdings, Ltd.                                     1,390     16,163
    Austin Engineering, Ltd.                                       9,103     34,005
    Australia & New Zealand Banking Group, Ltd.                  144,308  4,617,907
*   Australian Agricultural Co., Ltd.                             97,204    103,389
    Australian Infrastructure Fund                                80,194        529
    Australian Pharmaceutical Industries, Ltd.                    44,606     27,205
    Automotive Holdings Group, Ltd.                               36,616    125,696
*   AVJennings, Ltd.                                               8,932      5,151
*   AWE, Ltd.                                                    171,641    202,508
    Bank of Queensland, Ltd.                                      77,355    882,422
    BC Iron, Ltd.                                                  3,331     15,500
    Beach Energy, Ltd.                                           358,445    484,151
    Bendigo and Adelaide Bank, Ltd.                              104,527  1,076,084
    BHP Billiton, Ltd.                                            11,107    392,670
    BHP Billiton, Ltd. Sponsored ADR                              25,036  1,769,795
*   Billabong International, Ltd.                                 56,082     20,869
    Blackmores, Ltd.                                               1,011     21,661
*   Blackthorn Resources, Ltd.                                    10,737      2,524
*   BlueScope Steel, Ltd.                                        140,180    661,213
#   Boart Longyear, Ltd.                                         112,356     45,538

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    Boral, Ltd.                                                  203,956 $  951,680
    Bradken, Ltd.                                                 43,806    258,432
    Brambles, Ltd.                                                28,720    252,125
    Breville Group, Ltd.                                           8,927     67,897
    Brickworks, Ltd.                                               8,373    113,071
    BT Investment Management, Ltd.                                 7,986     37,721
*   Buccaneer Energy, Ltd.                                       109,393      4,666
*   Buru Energy, Ltd.                                              2,744      4,316
    Cabcharge Australia, Ltd.                                     29,769    113,543
    Caltex Australia, Ltd.                                        27,789    485,561
    Cardno, Ltd.                                                  26,221    175,496
*   Carnarvon Petroleum, Ltd.                                    111,869      7,818
    carsales.com, Ltd.                                            15,227    151,209
    Cash Converters International, Ltd.                           57,532     51,710
    Cedar Woods Properties, Ltd.                                   3,273     21,431
    Challenger, Ltd.                                              74,729    423,942
    Clough, Ltd.                                                  65,000     89,219
*   Coal of Africa, Ltd.                                          52,185      6,759
    Coca-Cola Amatil, Ltd.                                        11,801    143,810
    Cochlear, Ltd.                                                 2,204    122,458
    Cockatoo Coal, Ltd.()                                        176,695      9,519
#*  Cockatoo Coal, Ltd.(B0PB4N8)                                 135,281      7,334
*   Coffey International, Ltd.                                    48,876     11,302
    Commonwealth Bank of Australia                                51,776  3,728,002
    Computershare, Ltd.                                           13,819    140,241
    Credit Corp. Group, Ltd.                                       3,280     30,680
    Crowe Horwath Australasia, Ltd.                               37,000     21,899
    Crown, Ltd.                                                   36,305    578,785
    CSG, Ltd.                                                     16,337     15,082
    CSL, Ltd.                                                      9,911    651,499
    CSR, Ltd.                                                    134,036    316,450
    Data#3, Ltd.                                                   8,941      9,805
    David Jones, Ltd.                                            140,183    360,275
    Decmil Group, Ltd.                                            35,216     84,180
    Downer EDI, Ltd.                                             116,350    540,561
*   Drillsearch Energy, Ltd.                                      95,256    116,655
    DUET Group                                                   145,835    296,031
    DuluxGroup, Ltd.                                              24,966    121,577
    DWS, Ltd.                                                     11,284     15,770
    Echo Entertainment Group, Ltd.                               193,405    485,413
*   Elders, Ltd.                                                 103,979     11,276
    Emeco Holdings, Ltd.                                         196,879     64,058
*   Energy Resources of Australia, Ltd.                           55,774     67,503
*   Energy World Corp., Ltd.                                     154,243     63,399
    Envestra, Ltd.                                               186,216    197,888
    ERM Power, Ltd.                                                1,889      5,085
    Euroz, Ltd.                                                    3,934      4,360
    Evolution Mining, Ltd.                                        52,070     41,148
    Fairfax Media, Ltd.                                          532,151    303,844
    Finbar Group, Ltd.                                               595        883
    FKP Property Group(6349699)                                   53,707     94,269
*   FKP Property Group(BG49KV5)                                   29,837     52,735

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
AUSTRALIA -- (Continued)
    Fleetwood Corp., Ltd.                                           11,993 $   38,234
    Flight Centre, Ltd.                                              9,755    478,905
*   Focus Minerals, Ltd.                                         1,002,633     12,279
    Forge Group, Ltd.                                                5,619     23,376
    Fortescue Metals Group, Ltd.                                    40,384    198,059
    Funtastic, Ltd.                                                 32,496      5,074
    G8 Education, Ltd.                                               7,983     23,373
    Goodman Fielder, Ltd.                                          479,218    344,424
    GrainCorp, Ltd. Class A                                         43,955    512,481
    Grange Resources, Ltd.                                         167,580     34,046
*   Gryphon Minerals, Ltd.                                          28,227      4,079
    GUD Holdings, Ltd.                                              16,595     92,990
*   Gunns, Ltd.                                                    133,137         --
    GWA Group, Ltd.                                                 61,780    180,997
    Harvey Norman Holdings, Ltd.                                   138,744    426,939
    HFA Holdings, Ltd.                                              13,456      9,464
    Hills Holdings, Ltd.                                            49,659     85,799
*   Horizon Oil, Ltd.                                              251,263     78,260
*   Icon Energy, Ltd.                                               52,698      7,467
    iiNET, Ltd.                                                     27,956    171,976
    Iluka Resources, Ltd.                                           34,011    330,126
    Imdex, Ltd.                                                     46,977     31,954
    IMF Australia, Ltd.                                              1,965      3,413
    Incitec Pivot, Ltd.                                            322,459    811,282
    Independence Group NL                                           53,604    199,776
*   Infigen Energy                                                  86,150     21,187
    Insurance Australia Group, Ltd.                                247,250  1,443,918
    Invocare, Ltd.                                                  12,546    129,941
    IOOF Holdings, Ltd.                                             42,129    358,265
    Iress, Ltd.                                                     10,742    100,248
    James Hardie Industries P.L.C.                                  28,661    296,448
    James Hardie Industries P.L.C. Sponsored ADR                     1,236     64,371
    JB Hi-Fi, Ltd.                                                   8,439    173,910
    Jetset Travelworld, Ltd.                                        25,000      9,489
*   Kagara, Ltd.                                                    60,876      6,904
    Kingsgate Consolidated, Ltd.                                    34,084     45,809
*   Kingsrose Mining, Ltd.                                          26,359      9,543
    Leighton Holdings, Ltd.                                         18,441    312,405
    Lend Lease Group                                                82,788    892,775
#*  Linc Energy, Ltd.                                               79,821    108,192
    M2 Telecommunications Group, Ltd.                                4,476     26,817
*   Macmahon Holdings, Ltd.                                        196,207     27,841
    Macquarie Atlas Roads Group                                     61,956    155,110
    Macquarie Group, Ltd.                                           46,295  2,226,770
*   Matrix Composites & Engineering, Ltd.                            2,049      1,315
    MaxiTRANS Industries, Ltd.                                      33,340     34,654
*   Mayne Pharma Group, Ltd.                                        28,592     19,205
    McMillan Shakespeare, Ltd.                                       5,584     68,186
    McPherson's, Ltd.                                                5,740      7,316
#*  Medusa Mining, Ltd.                                             19,289     34,175
    Melbourne IT, Ltd.                                              27,781     42,338
    Mermaid Marine Australia, Ltd.                                  35,313    125,103

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
*   Mesoblast, Ltd.                                                7,732 $   48,163
*   Metals X, Ltd.                                               100,801     15,194
    Metcash, Ltd.                                                174,084    550,909
    Miclyn Express Offshore, Ltd.                                 13,731     27,228
    Mincor Resources NL                                           43,402     23,142
*   Mineral Deposits, Ltd.                                        26,123     77,148
    Mineral Resources, Ltd.                                       35,093    375,209
#   Monadelphous Group, Ltd.                                       6,095    104,581
    Mortgage Choice, Ltd.                                         11,330     31,936
    Mount Gibson Iron, Ltd.                                      171,910    144,193
    Myer Holdings, Ltd.                                          168,270    397,687
    National Australia Bank, Ltd.                                143,856  4,807,788
    Navitas, Ltd.                                                 20,111    110,167
*   Neon Energy, Ltd.                                            100,200     27,440
    New Hope Corp., Ltd.                                          32,366    115,503
    Newcrest Mining, Ltd.                                         88,170    854,956
*   Nexus Energy, Ltd.                                           252,869     18,631
    NIB Holdings, Ltd.                                            74,922    170,034
    Northern Star Resources, Ltd.                                 38,476     31,937
    NRW Holdings, Ltd.                                            38,242     50,495
    Nufarm, Ltd.                                                  46,222    213,156
    Oakton, Ltd.                                                   1,390      2,319
    Oil Search, Ltd.                                              35,591    286,136
    Orica, Ltd.                                                   27,751    552,474
    Origin Energy, Ltd.                                          163,940  2,266,382
    OrotonGroup, Ltd.                                              2,881     14,624
    OZ Minerals, Ltd.                                             86,694    295,500
    Pacific Brands, Ltd.                                         226,091    150,589
#*  Paladin Energy, Ltd.                                         209,906     82,921
    PanAust, Ltd.                                                 63,960    121,381
    Panoramic Resources, Ltd.                                     62,268     19,155
    Patties Foods, Ltd.                                            1,438      1,888
*   Peet, Ltd.                                                    30,792     40,744
*   Perilya, Ltd.                                                 49,865     16,032
    Perpetual, Ltd.                                                5,773    251,337
*   Perseus Mining, Ltd.                                          30,891     12,606
    Platinum Asset Management, Ltd.                               14,428     84,124
*   PMP, Ltd.                                                     73,062     27,864
    Premier Investments, Ltd.                                     24,401    183,890
    Primary Health Care, Ltd.                                    124,739    581,960
*   Prime Aet&D Holdings No.1, Ltd                                     4         --
    Prime Media Group, Ltd.                                       39,708     37,873
    PrimeAg Australia, Ltd.                                       14,476      6,050
    Programmed Maintenance Services, Ltd.                         26,337     68,636
*   Qantas Airways, Ltd.                                         300,364    353,127
    QBE Insurance Group, Ltd.                                     94,225  1,319,553
*   Ramelius Resources, Ltd.                                      61,433      7,765
    Ramsay Health Care, Ltd.                                       7,819    287,034
    RCG Corp., Ltd.                                                4,861      3,399
    RCR Tomlinson, Ltd.                                           36,471    122,236
    REA Group, Ltd.                                                4,246    166,646
*   Red Fork Energy, Ltd.                                         36,248     16,396

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
    Redflex Holdings, Ltd.                                         4,333 $    4,986
    Reece Australia, Ltd.                                            591     15,631
    Regis Resources, Ltd.                                         25,081     81,722
    Reject Shop, Ltd. (The)                                        2,325     39,230
    Resolute Mining, Ltd.                                        154,687     93,642
    Retail Food Group, Ltd.(B15SCH6)                              11,148     45,955
    Retail Food Group, Ltd.()                                      1,098      4,525
    Ridley Corp., Ltd.                                            50,890     41,071
    Rio Tinto, Ltd.                                               28,176  1,695,412
*   Roc Oil Co., Ltd.                                            253,353    115,892
    Ruralco Holdings, Ltd.                                         1,942      5,884
    SAI Global, Ltd.                                              42,097    163,595
    Salmat, Ltd.                                                  11,000     22,154
*   Samson Oil & Gas, Ltd. Sponsored ADR                          12,700      6,215
    Santos, Ltd.                                                 140,727  2,014,087
*   Saracen Mineral Holdings, Ltd.                               207,870     45,856
    Sedgman, Ltd.                                                 11,987      9,752
    Seek, Ltd.                                                    14,552    178,776
    Select Harvests, Ltd.                                          2,843     11,303
*   Senex Energy, Ltd.                                           185,711    145,562
    Servcorp, Ltd.                                                 9,992     37,909
    Seven Group Holdings, Ltd.                                    24,235    190,892
    Seven West Media, Ltd.                                        79,344    189,045
    Sigma Pharmaceuticals, Ltd.                                  310,712    167,486
*   Silex Systems, Ltd.                                            6,346     14,387
*   Silver Lake Resources, Ltd.                                   38,161     27,502
*   Sims Metal Management, Ltd.                                   41,257    390,797
    Sims Metal Management, Ltd. Sponsored ADR                      4,871     46,031
    Skilled Group, Ltd.                                           34,664    115,839
    SMS Management & Technology, Ltd.                             19,539     85,042
    Sonic Healthcare, Ltd.                                        47,218    720,793
    Southern Cross Media Group, Ltd.                             150,456    268,491
    SP AusNet                                                    139,417    164,697
    Spark Infrastructure Group                                   205,262    328,763
    Specialty Fashion Group, Ltd.                                  8,094      6,805
*   St Barbara, Ltd.                                             138,569     62,239
*   Starpharma Holdings, Ltd.                                     16,423     13,791
    STW Communications Group, Ltd.                                95,520    143,684
    Suncorp Group, Ltd.                                          168,236  2,121,354
*   Sundance Energy Australia, Ltd.                               36,867     39,436
    Sunland Group, Ltd.                                           21,844     33,054
    Super Retail Group, Ltd.                                      25,199    319,195
    Sydney Airport                                                27,320    108,199
    Tabcorp Holdings, Ltd.                                       187,288    637,018
*   Tap Oil, Ltd.                                                 49,618     25,534
    Tassal Group, Ltd.                                            24,227     71,214
    Tatts Group, Ltd.                                            347,357  1,031,401
    Telstra Corp., Ltd.                                           58,938    288,400
    Telstra Corp., Ltd. ADR                                          600     14,688
*   Ten Network Holdings, Ltd.                                   413,470    109,593
    TFS Corp., Ltd.                                               27,337     19,406
    Thorn Group, Ltd.                                              5,639     13,654

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
AUSTRALIA -- (Continued)
*   Tiger Resources, Ltd.                                         55,000 $    20,533
    Toll Holdings, Ltd.                                          176,291     960,400
    Tox Free Solutions, Ltd.                                      30,708      95,755
    TPG Telecom, Ltd.                                             80,192     353,535
    Transfield Services, Ltd.                                    110,789     139,734
*   Transpacific Industries Group, Ltd.                          256,670     277,798
    Transurban Group                                              56,923     381,860
    Treasury Wine Estates, Ltd.                                  161,587     717,614
#*  Troy Resources, Ltd.                                          16,581      20,899
    Trust Co., Ltd. (The)                                          1,137       8,968
    UGL, Ltd.                                                     44,045     306,310
    UXC, Ltd.                                                     56,149      50,627
    Village Roadshow, Ltd.                                        14,368      95,446
#*  Virgin Australia Holdings, Ltd.                              312,963     122,873
*   Virgin Australia Holdings, Ltd. (B7L5734)                    312,963          --
    Washington H Soul Pattinson & Co., Ltd.                        9,507     135,401
*   Watpac, Ltd.                                                  32,558      30,358
    WDS, Ltd.                                                     33,762      26,813
    Webjet, Ltd.                                                  13,416      39,934
    Wesfarmers, Ltd.                                              75,215   3,052,145
    Western Areas, Ltd.                                           12,096      31,918
    Westpac Banking Corp.                                        163,386   5,304,677
*   Whitehaven Coal, Ltd.                                         30,345      46,482
    Wide Bay Australia, Ltd.                                       1,410       7,811
    Woodside Petroleum, Ltd.                                      31,827   1,166,775
    Woolworths, Ltd.                                              11,286     372,172
    WorleyParsons, Ltd.                                           10,713     223,087
    Wotif.com Holdings, Ltd.                                       1,468       6,159
                                                                         -----------
TOTAL AUSTRALIA                                                           84,375,322
                                                                         -----------
AUSTRIA -- (0.4%)
*   A-TEC Industries AG                                            3,557          --
    Agrana Beteiligungs AG                                           753      91,813
    Andritz AG                                                     3,122     192,258
    Atrium European Real Estate, Ltd.                             24,278     144,995
    Austria Technologie & Systemtechnik AG                           770       7,340
    CA Immobilien Anlagen AG                                       5,017      76,294
    Erste Group Bank AG                                           31,907   1,120,248
    EVN AG                                                         6,414      97,744
    Flughafen Wien AG                                              2,248     173,421
    IMMOFINANZ AG                                                 97,785     428,257
    Kapsch TrafficCom AG                                             655      35,355
    Lenzing AG                                                       871      64,975
    Mayr Melnhof Karton AG                                         1,048     116,871
    Oesterreichische Post AG                                       3,093     145,039
    OMV AG                                                        18,845     898,956
    Palfinger AG                                                     452      16,682
    POLYTEC Holding AG                                             1,501      14,449
    Raiffeisen Bank International AG                              12,426     455,785
    RHI AG                                                         3,664     135,205
    Rosenbauer International AG                                      591      47,758
    S IMMO AG                                                      4,858      32,641

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
AUSTRIA -- (Continued)
    Schoeller-Bleckmann Oilfield Equipment AG                     1,205 $  139,020
    Semperit AG Holding                                           2,321    113,660
    Strabag SE                                                    2,456     64,556
    Telekom Austria AG                                           15,824    130,086
    UNIQA Insurance Group AG                                      5,018     61,347
    Verbund AG                                                    4,598    107,861
    Vienna Insurance Group AG Wiener Versicherung Gruppe          7,150    378,256
    Voestalpine AG                                               21,072    994,082
    Wienerberger AG                                              27,237    472,452
    Zumtobel AG                                                   4,362     77,841
                                                                        ----------
TOTAL AUSTRIA                                                            6,835,247
                                                                        ----------
BELGIUM -- (1.0%)
*   Ablynx NV                                                     6,382     62,628
    Ackermans & van Haaren NV                                     6,496    703,534
    Ageas                                                        53,583  2,276,961
*   AGFA-Gevaert NV                                              63,356    150,457
    Anheuser-Busch InBev NV                                      20,393  2,114,012
    Anheuser-Busch InBev NV Sponsored ADR                        13,736  1,424,835
    Arseus NV                                                     4,228    130,576
    Atenor Group                                                     67      3,052
    Banque Nationale de Belgique                                     44    172,521
    Barco NV                                                      3,113    235,634
    Belgacom SA                                                  16,164    442,272
    Cie d'Entreprises CFE                                         2,275    179,771
    Cie Immobiliere de Belgique SA                                  189      9,232
    Cie Maritime Belge SA                                         3,221     85,735
    Colruyt SA                                                    2,370    132,216
    D'ieteren SA                                                  6,011    283,261
*   Deceuninck NV                                                18,601     44,163
    Delhaize Group SA                                            15,783  1,007,973
    Delhaize Group SA Sponsored ADR                              11,639    744,198
    Econocom Group                                                8,136     79,052
    Elia System Operator SA                                       3,974    181,729
*   Euronav NV                                                    5,837     41,121
    EVS Broadcast Equipment SA                                    1,521     99,506
    Exmar NV                                                      8,774    126,596
*   Galapagos NV                                                  6,113    118,154
*   Ion Beam Applications                                         6,562     54,148
    Jensen-Group NV                                                 324      4,768
    KBC Groep NV                                                 32,226  1,755,720
    Kinepolis Group NV                                            1,570    229,071
    Lotus Bakeries                                                   19     17,652
    Melexis NV                                                    2,127     69,161
    Mobistar SA                                                   1,159     20,090
    NV Bekaert SA                                                 8,931    373,966
    Nyrstar                                                      36,079    148,033
    Recticel SA                                                   6,887     46,235
    Resilux                                                         348     39,341
*   Roularta Media Group NV                                       1,508     24,203
    Sioen Industries NV                                           4,172     49,421
    Sipef SA                                                      1,215     92,222

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
BELGIUM -- (Continued)
    Solvay SA                                                      9,078 $ 1,419,463
    Telenet Group Holding NV                                       4,905     268,845
    Tessenderlo Chemie NV                                          6,750     168,963
#*  ThromboGenics NV                                               2,876      79,191
    UCB SA                                                        15,172     995,918
    Umicore SA                                                    21,431   1,020,521
    Van de Velde NV                                                  771      39,188
                                                                         -----------
TOTAL BELGIUM                                                             17,765,309
                                                                         -----------
BRAZIL -- (2.0%)
    AES Tiete SA                                                   7,000      61,590
    Aliansce Shopping Centers SA                                  19,156     185,895
    All America Latina Logistica SA                               86,800     310,320
    Anhanguera Educacional Participacoes SA                       78,051     466,739
    Arezzo Industria e Comercio SA                                 5,000      74,373
    Arteris SA                                                     7,253      64,674
    Autometal SA                                                   1,500      11,391
*   B2W Cia Digital                                               10,800      80,870
    Banco Alfa de Investimento SA                                 14,300      40,853
    Banco Bradesco SA                                             61,212     985,872
    Banco Bradesco SA ADR                                        151,693   2,187,417
    Banco do Brasil SA                                            78,901   1,044,397
    Banco Santander Brasil SA ADR                                102,545     710,637
    Bematech SA                                                    6,000      20,746
    BM&FBovespa SA                                               246,373   1,388,586
    BR Malls Participacoes SA                                     48,200     465,609
    Brasil Brokers Participacoes SA                               23,200      60,280
*   Braskem SA Sponsored ADR                                       9,069     159,886
    BRF SA                                                         9,416     220,908
    BRF SA ADR                                                    31,160     730,079
*   Brookfield Incorporacoes SA                                   87,670      54,749
    CCR SA                                                        21,200     174,747
    Centrais Eletricas Brasileiras SA                             27,300      86,524
    CETIP SA--Mercados Organizados                                 9,194     101,606
    Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR         7,747     390,604
    Cia de Bebidas das Americas ADR                               10,500     390,600
    Cia de Saneamento Basico do Estado de Sao Paulo ADR           25,800     273,738
    Cia de Saneamento de Minas Gerais-COPASA                      10,400     168,734
    Cia Energetica de Minas Gerais                                 1,939      17,162
    Cia Energetica de Minas Gerais Sponsored ADR                  11,443     102,644
    Cia Hering                                                     9,177     132,928
    Cia Paranaense de Energia                                      1,200      12,151
#   Cia Paranaense de Energia Sponsored ADR                        7,845     108,889
    Cia Providencia Industria e Comercio SA                        1,300       4,915
#   Cia Siderurgica Nacional SA Sponsored ADR                     62,414     345,774
    Cielo SA                                                       8,943     271,217
*   Contax Participacoes SA                                        6,800      55,974
    Cosan SA Industria e Comercio                                 29,400     587,961
    CPFL Energia SA                                                8,400      71,710
    Cremer SA                                                     10,900      76,086
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       60,900     452,748
    Cyrela Commercial Properties SA Empreendimentos e
    Participacoes                                                    300       2,699

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
BRAZIL -- (Continued)
    Diagnosticos da America SA                                    49,769 $255,472
    Direcional Engenharia SA                                      12,204   70,671
    Duratex SA                                                    55,724  346,170
    EcoRodovias Infraestrutura e Logistica SA                     11,954   81,006
    EDP--Energias do Brasil SA                                    51,600  294,378
    Embraer SA                                                    44,200  321,105
    Embraer SA ADR                                                20,543  603,759
    Equatorial Energia SA                                         20,691  214,621
    Estacio Participacoes SA                                      40,752  314,672
    Eternit SA                                                    24,972  105,503
    Even Construtora e Incorporadora SA                           43,300  160,761
    Ez Tec Empreendimentos e Participacoes SA                     13,000  190,584
*   Fibria Celulose SA                                            12,383  161,027
*   Fibria Celulose SA Sponsored ADR                              45,289  591,021
    Fleury SA                                                      9,900   76,959
*   Gafisa SA                                                     40,100   53,981
*   Gafisa SA ADR                                                 54,377  146,274
*   General Shopping Brasil SA                                     6,700   28,716
    Gerdau SA                                                     25,700  170,772
    Gerdau SA Sponsored ADR                                      103,600  821,548
    Grendene SA                                                   20,200  182,116
    Guararapes Confeccoes SA                                       1,200   53,581
    Helbor Empreendimentos SA                                     35,575  141,491
    Hypermarcas SA                                                71,798  626,120
    Iguatemi Empresa de Shopping Centers SA                       13,000  149,463
*   International Meal Co. Holdings SA                             4,600   45,311
    Iochpe-Maxion SA                                              12,500  152,148
    Itau Unibanco Holding SA                                      15,040  218,239
    Itau Unibanco Holding SA ADR                                  27,755  427,708
    JBS SA                                                       114,864  410,082
    JHSF Participacoes SA                                         23,200   57,690
    JSL SA                                                        14,000   95,657
    Kepler Weber SA                                                2,900   36,039
    Kroton Educacional SA                                         25,358  374,676
    Light SA                                                      14,507  127,012
    Localiza Rent a Car SA                                         7,245  118,097
*   Log-in Logistica Intermodal SA                                 6,500   27,332
    Lojas Americanas SA                                           22,863  142,999
    Lojas Renner SA                                                8,000  241,271
    LPS Brasil Consultoria de Imoveis SA                           4,600   32,145
    M Dias Branco SA                                               6,316  296,303
    Magnesita Refratarios SA                                      23,138   64,118
    Mahle-Metal Leve SA Industria e Comercio                       6,900   86,339
*   Marfrig Alimentos SA                                          36,867   74,542
    Marisa Lojas SA                                                3,200   26,624
    Mills Estruturas e Servicos de Engenharia SA                   8,457  116,828
*   Minerva SA                                                    15,200   64,339
*   MMX Mineracao e Metalicos SA                                  77,983   28,733
    MRV Engenharia e Participacoes SA                             73,269  315,014
    Multiplan Empreendimentos Imobiliarios SA                      9,675  226,932
    Multiplus SA                                                   2,600   32,029
    Natura Cosmeticos SA                                           6,100  121,739

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
BRAZIL -- (Continued)
    Odontoprev SA                                                 40,500 $   167,241
    Oi SA                                                         10,605      18,905
    Oi SA ADR(670851104)                                           2,918       5,077
#   Oi SA ADR(670851203)                                          71,973     124,513
*   OSX Brasil SA                                                  2,100         420
*   Paranapanema SA                                               51,280     109,001
*   PDG Realty SA Empreendimentos e Participacoes                336,947     302,666
    Petroleo Brasileiro SA                                        53,426     465,669
    Petroleo Brasileiro SA ADR                                    90,141   1,571,158
    Petroleo Brasileiro SA Sponsored ADR                         126,710   2,301,054
    Porto Seguro SA                                               28,377     356,224
    Positivo Informatica SA                                        7,200      12,114
    Profarma Distribuidora de Produtos Farmaceuticos SA            3,400      26,895
    QGEP Participacoes SA                                         16,800      81,179
    Raia Drogasil SA                                              14,250     104,017
    Restoque Comercio e Confeccoes de Roupas SA                    6,600      19,539
    Rodobens Negocios Imobiliarios SA                              4,000      24,280
*   Rossi Residencial SA                                          88,154     108,148
    Santos Brasil Participacoes SA                                 9,150      88,272
    Sao Martinho SA                                                9,800     138,025
    SLC Agricola SA                                               15,400     142,888
    Sonae Sierra Brasil SA                                         3,937      39,483
    Souza Cruz SA                                                 10,600     114,662
*   Springs Global Participacoes SA                               24,200      20,093
    Sul America SA                                                45,097     329,424
*   Tecnisa SA                                                    24,255     100,513
    Tegma Gestao Logistica                                         3,550      35,270
    Telefonica Brasil SA                                           1,747      34,457
    Telefonica Brasil SA ADR                                      12,260     271,927
    Tempo Participacoes SA                                        15,600      19,480
    Tim Participacoes SA                                          12,200      61,775
    Tim Participacoes SA ADR                                       6,220     158,112
    Totvs SA                                                      17,500     295,583
    TPI--Triunfo Participacoes e Investimentos SA                  4,800      22,047
    Tractebel Energia SA                                           4,500      76,624
    Transmissora Alianca de Energia Eletrica SA                   21,354     205,837
    Ultrapar Participacoes SA Sponsored ADR                       28,612     761,938
*   Usinas Siderurgicas de Minas Gerais SA                        18,960      96,128
    Vale SA Sponsored ADR(91912E105)                              78,960   1,264,150
    Vale SA Sponsored ADR(91912E204)                             104,605   1,531,417
    Valid Solucoes e Servicos de Seguranca em Meios de
    Pagamento e Identificacao S.A                                 10,175     156,450
*   Vanguarda Agro SA                                             50,212      84,060
*   Viver Incorporadora e Construtora SA                          45,423       6,117
    WEG SA                                                        22,128     288,210
                                                                         -----------
TOTAL BRAZIL                                                              35,418,041
                                                                         -----------
CANADA -- (6.7%)
*   5N Plus, Inc.                                                  7,800      20,423
    Aastra Technologies, Ltd.                                      1,700      46,240
    Absolute Software Corp.                                        6,980      49,405
*   Advantage Oil & Gas, Ltd.                                     47,364     192,609

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Aecon Group, Inc.                                             17,400 $  241,145
*   AEterna Zentaris, Inc.                                           893      1,207
    AG Growth International, Inc.                                  2,000     72,891
    AGF Management, Ltd. Class B                                  19,800    261,493
    Agnico Eagle Mines, Ltd.                                      12,621    374,763
    Agrium, Inc.                                                  11,437    976,256
    Aimia, Inc.                                                   38,180    674,874
*   Ainsworth Lumber Co., Ltd.                                    14,280     53,962
*   Air Canada Class A                                             4,133     22,793
    Alacer Gold Corp.                                             42,454    117,673
    Alamos Gold, Inc.                                             16,300    259,668
    Alaris Royalty Corp.                                           1,025     34,978
*   Alexco Resource Corp.                                          8,500     11,821
    Algoma Central Corp.                                           3,600     52,378
    Algonquin Power & Utilities Corp.                             38,923    251,237
    Alimentation Couche Tard, Inc. Class B                        10,985    744,028
    Alliance Grain Traders, Inc.                                   4,411     68,112
    AltaGas, Ltd.                                                 12,778    473,055
*   Alterra Power Corp.                                           20,706      5,858
    Altus Group, Ltd.                                              4,600     61,766
    Amerigo Resources, Ltd.                                       42,500     16,305
    Amica Mature Lifestyles, Inc.                                  2,600     21,844
*   Angle Energy, Inc.                                            13,695     49,256
*   Antrim Energy, Inc.                                           36,800      3,353
    ARC Resources, Ltd.                                           22,372    593,926
*   Argonaut Gold Inc.                                            27,267    151,679
    Arsenal Energy, Inc.                                           4,200     20,141
    Atco, Ltd. Class I                                             7,200    334,156
*   Atna Resources, Ltd.                                          15,567      2,165
*   Atrium Innovations, Inc.                                       6,300    114,743
*   ATS Automation Tooling Systems, Inc.                          19,657    271,859
*   Aura Minerals, Inc.                                            9,224      1,062
    AuRico Gold, Inc.(05155C105)                                     788      3,239
    AuRico Gold, Inc.(2287317)                                    62,337    258,878
    AutoCanada, Inc.                                               2,911    107,210
*   B2Gold Corp.                                                 102,158    252,786
    Badger Daylighting, Ltd.                                         600     42,595
*   Ballard Power Systems, Inc.                                   23,900     32,321
    Bank of Montreal                                              41,930  2,920,401
    Bank of Nova Scotia                                           42,381  2,576,638
*   Bankers Petroleum, Ltd.                                       77,342    296,713
    Barrick Gold Corp.(067901108)                                 32,204    624,436
    Barrick Gold Corp.(2024644)                                   29,995    583,416
*   Bauer Performance Sports, Ltd.                                 2,900     35,685
    Baytex Energy Corp.                                            1,522     63,528
#   BCE, Inc.                                                     21,200    922,499
#   Bell Aliant, Inc.                                              8,152    206,488
*   Bellatrix Exploration, Ltd.                                   27,800    208,237
*   Birchcliff Energy, Ltd.                                       25,586    182,818
    Bird Construction, Inc.                                        2,700     33,897
    Black Diamond Group, Ltd.                                      4,394    115,091
#*  BlackBerry, Ltd.(09228F103)                                   22,561    178,458

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
#*  BlackBerry, Ltd.(BCBHZ31)                                    41,269 $  325,751
*   BlackPearl Resources, Inc.                                   53,132     98,860
*   BNK Petroleum, Inc.                                          10,581     16,440
    Bombardier, Inc. Class A                                      7,100     32,482
    Bombardier, Inc. Class B                                     54,332    246,999
    Bonavista Energy Corp.                                       42,500    490,361
    Bonterra Energy Corp.                                           800     44,962
*   Boralex, Inc. Class A                                         5,600     56,341
*   Brigus Gold Corp.                                            24,906     18,632
    Brookfield Asset Management, Inc. Class A                     9,700    384,037
    Brookfield Office Properties, Inc.                           11,000    205,515
*   Brookfield Residential Properties, Inc.                       5,399    119,210
    CAE, Inc.                                                    26,952    308,902
    Calfrac Well Services, Ltd.                                   8,019    249,957
    Calian Technologies, Ltd.                                     1,800     37,790
*   Calvalley Petroleums, Inc. Class A                            6,494      9,592
    Cameco Corp.                                                 44,846    851,199
    Canaccord Genuity Group, Inc.                                25,763    163,576
*   Canacol Energy, Ltd.                                          3,874     17,797
    Canada Bread Co., Ltd.                                          900     60,155
*   Canada Lithium Corp.                                         85,900     32,543
    Canadian Energy Services & Technology Corp.                   2,100     37,805
    Canadian Imperial Bank of Commerce                           18,470  1,571,274
    Canadian National Railway Co.                                 6,500    714,118
    Canadian Natural Resources, Ltd.(136385101)                  35,602  1,130,363
    Canadian Natural Resources, Ltd.(2171573)                    41,220  1,308,176
    Canadian Oil Sands, Ltd.                                     10,508    204,788
    Canadian Pacific Railway, Ltd.                                9,072  1,296,783
    Canadian Tire Corp., Ltd. Class A                            10,643    987,896
    Canadian Utilities, Ltd. Class A                             20,814    764,767
    Canadian Western Bank                                        16,747    537,112
*   Canadian Zinc Corp.                                             679        303
*   Canam Group, Inc. Class A                                     7,966     86,334
    CanElson Drilling, Inc.                                       6,425     38,637
    Canexus Corp.                                                   500      3,482
*   Canfor Corp.                                                 19,304    400,095
    Canfor Pulp Products, Inc.                                    8,120     84,265
    CanWel Building Materials Group, Ltd.                         2,800      7,761
    Canyon Services Group, Inc.                                  13,500    147,993
    Capital Power Corp.                                          10,340    214,208
    Capstone Infrastructure Corp.                                19,238     72,513
*   Capstone Mining Corp.                                        85,823    228,005
    Cascades, Inc.                                               21,687    121,471
*   Cash Store Financial Services, Inc. (The)                     2,500      3,908
*   Catamaran Corp.                                              12,320    578,041
    Cathedral Energy Services, Ltd.                               6,216     36,784
    CCL Industries, Inc. Class B                                  5,735    393,829
*   Celestica, Inc.                                              43,600    478,799
    Cenovus Energy, Inc.                                         20,055    595,889
    Centerra Gold, Inc.                                          27,775    111,084
*   Cequence Energy, Ltd.                                        33,148     60,405
    Cervus Equipment Corp.                                          300      5,953

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
CANADA -- (Continued)
*   CGI Group, Inc. Class A                                       27,460 $921,259
*   China Gold International Resources Corp., Ltd.                36,717   98,602
*   Chinook Energy, Inc.                                           5,456    4,553
    Churchill Corp. Class A                                        4,006   38,037
    CI Financial Corp.                                             4,800  159,655
    Cineplex, Inc.                                                 8,595  346,224
*   Claude Resources, Inc.                                        32,900    5,995
    Cogeco Cable, Inc.                                             4,000  189,133
    Cogeco, Inc.                                                     630   28,520
    Colabor Group, Inc.                                            4,766   21,210
*   COM DEV International, Ltd.                                   22,160   89,265
    Computer Modelling Group, Ltd.                                 1,462   37,551
*   Connacher Oil and Gas, Ltd.                                  111,132   20,784
    Constellation Software, Inc.                                     500   91,085
    Contrans Group, Inc. Class A                                   2,800   36,039
*   Copper Mountain Mining Corp.                                  24,100   39,756
    Corby Distilleries, Ltd. Class A                               1,600   31,382
*   Corridor Resources, Inc.                                       9,600    7,090
    Corus Entertainment, Inc. Class B                             17,462  406,969
    Cott Corp.(22163N106)                                          1,202    9,856
    Cott Corp.(2228952)                                           22,799  186,739
    Crescent Point Energy Corp.                                   19,722  765,879
*   Crew Energy, Inc.                                             28,272  164,320
*   Crocotta Energy, Inc.                                         11,881   34,641
    Davis + Henderson Corp.                                       13,498  347,596
*   DeeThree Exploration, Ltd.                                    11,400   99,496
*   Delphi Energy Corp.                                           23,300   36,202
*   Denison Mines Corp.                                          103,818  114,507
*   Descartes Systems Group, Inc. (The)                            9,700  118,802
    DHX Media, Ltd.                                                5,000   19,278
    Dollarama, Inc.                                                4,957  426,074
*   Dominion Diamond Corp.                                        20,000  270,081
    Dorel Industries, Inc. Class B                                 7,913  294,010
#*  DragonWave, Inc.                                               9,100   13,092
*   Duluth Metals, Ltd.                                            2,700    2,408
#*  Dundee Precious Metals, Inc.                                  21,002   89,636
    E-L Financial Corp., Ltd.                                        184  122,333
#*  Eastern Platinum, Ltd.                                       156,800    9,023
    Eldorado Gold Corp.(284902103)                                22,591  152,489
    Eldorado Gold Corp.(2307873)                                  39,568  266,785
    Emera, Inc.                                                    3,544  104,486
    Empire Co., Ltd.                                               7,212  531,087
    Enbridge Income Fund Holdings, Inc.                            6,778  151,792
    Enbridge, Inc.                                                15,819  685,771
    Encana Corp.                                                  46,047  824,973
*   Endeavour Silver Corp.(29258Y103)                              2,098    8,770
*   Endeavour Silver Corp.(2980003)                                2,400    9,967
    Enerflex, Ltd.                                                 9,300  131,742
*   Energy Fuels, Inc.                                            87,315   11,724
    Enerplus Corp.(292766102)                                     19,390  334,865
    Enerplus Corp.(B584T89)                                       25,407  438,375
    Enghouse Systems, Ltd.                                         2,022   53,815

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
    Ensign Energy Services, Inc.                                 30,744 $  525,448
*   Epsilon Energy, Ltd.                                         14,800     45,139
    Equal Energy, Ltd.                                            2,755     13,079
    Equitable Group, Inc.                                         3,000    140,699
*   Essential Energy Services Trust                              22,949     64,930
    Evertz Technologies, Ltd.                                     4,665     74,719
*   Excellon Resources, Inc.                                      5,700      7,544
    Exchange Income Corp.                                           857     16,431
    Exco Technologies, Ltd.                                       3,100     21,704
*   EXFO, Inc.                                                    5,100     28,761
    Extendicare Inc.                                              4,572     29,336
    Fairfax Financial Holdings, Ltd.                              2,930  1,278,617
    Finning International, Inc.                                   8,156    188,050
    Firm Capital Mortgage Investment Corp.                          500      5,716
    First Capital Realty, Inc.                                    9,200    159,885
#*  First Majestic Silver Corp.                                  16,200    183,341
    First National Financial Corp.                                  800     16,719
    First Quantum Minerals, Ltd.                                 81,242  1,541,227
    FirstService Corp.                                            2,200     91,448
    Fortis, Inc.                                                  9,300    289,262
*   Fortress Paper, Ltd. Class A                                  1,649      9,126
*   Fortuna Silver Mines, Inc.                                   25,730    101,918
    Gamehost, Inc.                                                1,100     15,150
*   Genesis Land Development Corp.                               12,700     43,728
    Genivar, Inc.                                                 8,595    245,984
    Genworth MI Canada, Inc.                                     12,859    404,646
    George Weston, Ltd.                                           5,911    481,543
    Gibson Energy, Inc.                                           7,300    179,306
    Gildan Activewear, Inc.                                      16,914    815,324
    Glacier Media, Inc.                                           1,400      1,893
    Glentel, Inc.                                                   800     10,926
*   GLG Life Tech Corp.                                           2,421      1,277
    Gluskin Sheff + Associates, Inc.                                900     17,350
*   GLV, Inc. Class A                                             6,118     23,764
    GMP Capital, Inc.                                             9,669     57,588
    Goldcorp, Inc.(380956409)                                    28,491    724,526
    Goldcorp, Inc.(2676302)                                      32,117    818,134
*   Golden Star Resources, Ltd.                                  67,800     33,814
*   Gran Tierra Energy, Inc.(38500T101)                             444      3,370
*   Gran Tierra Energy, Inc.(B2PPCS5)                            71,956    542,439
*   Great Canadian Gaming Corp.                                  11,000    135,252
*   Great Panther Silver, Ltd.                                   14,400     11,739
    Great-West Lifeco, Inc.                                      14,700    454,683
*   Guyana Goldfields, Inc.                                      16,100     37,677
    Heroux-Devtek, Inc.                                           6,091     54,621
    HNZ Group, Inc.                                                 700     15,206
    Home Capital Group, Inc.                                      4,100    325,397
    Horizon North Logistics, Inc.                                10,977     89,488
    HudBay Minerals, Inc.(443628102)                              1,920     15,898
    HudBay Minerals, Inc.(B05BDX1)                               38,864    316,831
    Husky Energy, Inc.                                           21,200    602,664
    IAMGOLD Corp.(450913108)                                     35,221    179,627

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    IAMGOLD Corp.(2446646)                                        41,925 $  214,320
    IBI Group, Inc.                                                1,981      3,553
    IGM Financial, Inc.                                            4,500    216,832
*   Imax Corp.                                                     5,500    159,991
*   Imperial Metals Corp.                                          4,800     60,722
    Imperial Oil, Ltd.(453038408)                                    900     39,285
    Imperial Oil, Ltd.(2454241)                                    3,300    144,103
    Indigo Books & Music, Inc.                                     1,800     19,422
    Industrial Alliance Insurance & Financial Services, Inc.      24,089  1,080,326
    Innergex Renewable Energy, Inc.                               15,749    138,058
    Intact Financial Corp.                                        14,100    879,416
*   International Forest Products, Ltd. Class A                   13,604    154,091
    International Minerals Corp.                                   4,500     12,214
    Intertape Polymer Group, Inc.                                 12,470    179,399
*   Ithaca Energy, Inc.                                           51,846    121,330
*   Ivanhoe Energy, Inc.                                          22,467     15,299
*   Jaguar Mining, Inc.                                           19,700      3,590
    Jean Coutu Group PJC, Inc. (The) Class A                      14,900    263,374
    Just Energy Group, Inc.                                       24,526    174,068
    K-Bro Linen, Inc.                                              1,229     41,255
*   Katanga Mining, Ltd.                                          78,989     41,667
*   Kelt Exploration, Ltd.                                         5,900     48,664
    Keyera Corp.                                                   2,500    147,940
    Killam Properties, Inc.                                        8,635     91,182
    Kinross Gold Corp.(496902404)                                  7,412     37,579
    Kinross Gold Corp.(B03Z841)                                  142,027    721,952
*   Kirkland Lake Gold, Inc.                                       1,800      6,284
*   Lake Shore Gold Corp.                                         56,700     21,480
    Laurentian Bank of Canada                                      7,681    342,925
*   Legacy Oil + Gas, Inc.                                        40,759    275,988
    Leisureworld Senior Care Corp.                                 5,009     51,116
    Leon's Furniture, Ltd.                                         4,744     60,196
    Lightstream Resources, Ltd.                                   53,598    344,417
    Linamar Corp.                                                 14,854    499,478
    Liquor Stores N.A., Ltd.                                       6,618     95,400
    Loblaw Cos., Ltd.                                             13,483    616,702
*   Long Run Exploration, Ltd.                                    28,534    158,730
*   Lucara Diamond Corp.                                          11,400     13,995
#*  Lundin Mining Corp.                                          119,436    538,387
    MacDonald Dettwiler & Associates, Ltd.                         5,145    392,543
    Magna International, Inc.                                     34,872  2,953,576
*   Mainstreet Equity Corp.                                        1,610     48,779
    Major Drilling Group International                            19,624    154,711
    Manitoba Telecom Services, Inc.                                4,000    113,058
    Manulife Financial Corp.                                     119,013  2,108,253
    Maple Leaf Foods, Inc.                                        19,975    294,074
    Martinrea International, Inc.                                 14,801    156,861
*   MBAC Fertilizer Corp.                                          7,558     14,643
    McCoy Corp.                                                      700      4,827
    Medical Facilities Corp.                                         100      1,600
*   MEG Energy Corp.                                              19,453    622,593
*   MEGA Brands, Inc.                                              4,100     61,737

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
    Melcor Developments, Ltd.                                        200 $    3,758
*   Mercator Minerals, Ltd.                                       15,420      1,109
    Methanex Corp.                                                18,500  1,072,934
    Metro, Inc.                                                   12,975    811,739
    Migao Corp.                                                   14,924     14,600
#*  Mood Media Corp.                                               8,100      5,127
    Morneau Shepell, Inc.                                          7,575    103,892
    Mullen Group, Ltd.                                            14,345    384,404
    National Bank of Canada                                       18,272  1,585,624
    Nevsun Resources, Ltd.(64156L101)                             11,137     40,650
    Nevsun Resources, Ltd.(2631486)                               36,966    134,725
    New Flyer Industries, Inc.                                     1,322     13,706
*   New Gold, Inc.                                                73,989    434,290
*   New Millennium Iron Corp.                                      7,500      5,107
    Newalta Corp.                                                  9,785    152,502
#*  Niko Resources, Ltd.                                          11,538     37,071
    Norbord, Inc.                                                  3,790    107,595
*   Nordion, Inc.                                                 13,200    109,256
*   North American Energy Partners, Inc.                           3,938     23,662
*   North American Palladium, Ltd.                                57,773     52,639
    North West Co., Inc. (The)                                     3,129     77,816
    Northland Power, Inc.                                         14,085    223,166
*   NuVista Energy, Ltd.                                          31,207    199,038
*   OceanaGold Corp.                                              69,800    116,484
    Onex Corp.                                                    13,600    718,577
    Open Text Corp.                                                4,600    338,035
*   Orvana Minerals Corp.                                         32,351     12,876
*   Osisko Mining Corp.                                           96,978    473,427
    Pacific Rubiales Energy Corp.                                 29,029    600,537
*   Paladin Labs, Inc.                                               983     60,103
    Pan American Silver Corp.(697900108)                           4,962     52,647
    Pan American Silver Corp.(2669272)                            29,646    315,045
*   Paramount Resources, Ltd. Class A                              3,700    128,213
*   Parex Resources, Inc.                                         18,622    107,697
    Parkland Fuel Corp.                                            6,185    113,361
    Pason Systems, Inc.                                            5,300    110,153
*   Patheon, Inc.                                                 13,643     74,061
    Pembina Pipeline Corp.                                        20,289    665,696
    Pengrowth Energy Corp.                                       132,507    851,481
    Penn West Petroleum, Ltd.(B63FY34)                            67,814    757,066
    Penn West Petroleum, Ltd.(707887105)                           1,329     14,872
*   Perpetual Energy, Inc.                                        13,463     14,204
*   Petaquilla Minerals, Ltd.                                     21,700      8,741
*   Petrobank Energy & Resources, Ltd.                            19,410      6,888
    Petrominerales, Ltd.                                          16,874    194,043
    Peyto Exploration & Development Corp.                          4,163    125,450
    PHX Energy Services Corp.                                      2,917     34,411
#*  Poseidon Concepts Corp.                                        2,591          8
    Potash Corp. of Saskatchewan, Inc.                             6,500    201,985
    Precision Drilling Corp.(74022D308)                            1,701     18,014
    Precision Drilling Corp.(B5YPLH9)                             57,500    608,282
    Premium Brands Holdings Corp.                                  3,200     61,198

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
*   Primero Mining Corp.(74164W106)                               1,100 $    6,292
*   Primero Mining Corp.(B4Z8FV2)                                16,300     92,861
    Progressive Waste Solutions, Ltd.                            23,419    629,134
    Pulse Seismic, Inc.                                           9,325     33,538
*   Pure Technologies, Ltd.                                         800      4,450
    Quebecor, Inc. Class B                                       18,000    445,058
*   Questerre Energy Corp. Class A                               32,700     42,966
*   Ram Power Corp.                                              20,360      2,734
    Reitmans Canada, Ltd.                                         2,400     15,652
    Reitmans Canada, Ltd. Class A                                 9,700     63,727
    Richelieu Hardware, Ltd.                                      2,868    126,504
*   Richmont Mines, Inc.                                          2,400      3,130
#   Ritchie Bros Auctioneers, Inc.                                4,100     81,044
*   RMP Energy, Inc.                                             24,200    144,831
    Rocky Mountain Dealerships, Inc.                              1,878     21,434
    Rogers Communications, Inc. Class B                           4,600    208,768
    Rogers Sugar, Inc.                                           15,130     79,086
    RONA, Inc.                                                   31,000    363,324
    Royal Bank of Canada                                         55,774  3,745,548
    Russel Metals, Inc.                                          13,475    372,205
*   San Gold Corp.                                               24,300      3,379
*   Sandvine Corp.                                               27,400     69,640
*   Santonia Energy, Inc.                                        12,865     25,048
    Saputo, Inc.                                                  4,200    207,815
    Savanna Energy Services Corp.                                23,922    179,877
*   Scorpio Mining Corp.                                         21,755      5,738
    Sears Canada, Inc.                                            2,356     32,765
    Secure Energy Services, Inc.                                 14,037    199,115
    SEMAFO, Inc.                                                 42,836    116,267
    Shaw Communications, Inc. Class B                            10,510    251,397
    ShawCor, Ltd.                                                10,511    441,852
    Sherritt International Corp.                                 75,703    259,205
    Shoppers Drug Mart Corp.                                     16,220    947,703
*   Sierra Wireless, Inc.                                         7,200    130,375
*   Silver Standard Resources, Inc.(82823L106)                    4,091     22,991
*   Silver Standard Resources, Inc.(2218458)                     12,753     71,798
    Silver Wheaton Corp.                                          7,500    170,191
    SNC-Lavalin Group, Inc.                                       3,784    158,996
*   Sonde Resources Corp.                                         8,700      6,842
*   Southern Pacific Resource Corp.                              85,097     53,050
*   SouthGobi Resources, Ltd.                                    15,700     18,371
    Sprott Resource Corp.                                        25,617     69,776
    Sprott, Inc.                                                 10,297     26,072
    Spyglass Resources Corp.                                     10,273     20,494
*   St Andrew Goldfields, Ltd.                                    8,500      2,323
    Stantec, Inc.                                                 8,271    491,508
    Stella-Jones, Inc.                                            2,000     54,745
    Strad Energy Services, Ltd.                                     100        349
    Student Transportation, Inc.                                  8,498     53,467
    Sun Life Financial, Inc.                                     54,557  1,837,665
    Suncor Energy, Inc.(867224107)                               14,284    519,223
    Suncor Energy, Inc.(B3NB1P2)                                 99,388  3,611,769

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
CANADA -- (Continued)
*   SunOpta, Inc.(8676EP108)                                       9,100 $   98,007
*   SunOpta, Inc.(2817510)                                         4,800     51,653
    Superior Plus Corp.                                           19,700    210,103
    Surge Energy, Inc.                                            17,894    119,448
*   TAG Oil, Ltd.                                                    436      1,773
    Talisman Energy, Inc.(87425E103)                              14,012    174,870
    Talisman Energy, Inc.(2068299)                               104,679  1,305,162
*   Taseko Mines, Ltd.                                            52,390    128,632
    Teck Resources, Ltd. Class A                                     200      5,755
    Teck Resources, Ltd. Class B                                  43,200  1,155,978
    TELUS Corp.                                                   24,664    861,519
*   Tembec, Inc.                                                   8,992     23,027
*   Teranga Gold Corp.(B5TDK82)                                    7,980      4,516
*   Teranga Gold Corp.(B4L8QT1)                                   13,832      8,037
*   Tethys Petroleum, Ltd.                                         4,500      2,849
*   Thompson Creek Metals Co., Inc.(884768102)                    11,912     38,238
#*  Thompson Creek Metals Co., Inc.(2439806)                      29,340     94,550
    Thomson Reuters Corp.                                         24,281    912,415
    Tim Hortons, Inc.                                              5,075    302,947
*   Timmins Gold Corp.                                            21,920     35,109
    TMX Group, Ltd.                                                  575     26,223
    TORC Oil & Gas, Ltd.                                           1,410     13,508
    Toromont Industries, Ltd.                                      9,571    212,046
    Toronto-Dominion Bank (The)                                   55,000  5,045,029
    Torstar Corp. Class B                                         12,400     66,600
    Total Energy Services, Inc.                                    5,602     99,183
*   Tourmaline Oil Corp.                                           8,926    346,116
    TransAlta Corp.(89346D107)                                     8,593    115,748
    TransAlta Corp.(2901628)                                      39,370    529,767
    TransCanada Corp.                                             42,811  1,929,400
    Transcontinental, Inc. Class A                                17,832    284,758
    TransForce, Inc.                                              11,700    259,102
*   TransGlobe Energy Corp.(893662106)                             1,119     10,149
*   TransGlobe Energy Corp.(2470548)                              16,078    145,568
    Trican Well Service, Ltd.                                     34,889    490,216
    Trilogy Energy Corp.                                           2,800     82,148
    Trinidad Drilling, Ltd.                                       32,609    315,879
*   Turquoise Hill Resources, Ltd.(900435108)                     26,325    126,886
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                       25,721    124,084
    Twin Butte Energy, Ltd.                                       58,710    125,005
    Uni-Select, Inc.                                               2,996     69,537
*   US Silver & Gold, Inc.                                        17,200      9,073
*   Valeant Pharmaceuticals International, Inc.                   16,415  1,734,151
    Valener, Inc.                                                  6,285     93,493
    Veresen, Inc.                                                 21,550    266,624
*   Veris Gold Corp.                                               2,050      1,101
    Vermilion Energy, Inc.                                         2,600    142,911
    Vicwest, Inc.                                                    200      2,407
    Wajax Corp.                                                    1,947     69,596
*   Wesdome Gold Mines, Ltd.                                       7,360      4,659
    West Fraser Timber Co., Ltd.                                   6,477    593,686
    Western Energy Services Corp.                                  1,800     13,587

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- ------------
CANADA -- (Continued)
    Western Forest Products, Inc.                                    6,100 $      8,717
#*  Westport Innovations, Inc.                                       7,700      180,342
    Whistler Blackcomb Holdings, Inc.                                  800       11,126
    Whitecap Resources, Inc.                                        32,361      375,856
    Wi-Lan, Inc.                                                    26,423       83,122
    Winpak, Ltd.                                                     6,400      140,319
    Yamana Gold, Inc.(98462Y100)                                     8,700       86,391
    Yamana Gold, Inc.(2219279)                                      80,800      801,297
    Zargon Oil & Gas, Ltd.                                           5,025       37,158
    ZCL Composites, Inc.                                               500        3,323
                                                                           ------------
TOTAL CANADA                                                                117,677,588
                                                                           ------------
CHILE -- (0.3%)
    AES Gener SA                                                   175,156      104,977
    Aguas Andinas SA Class A                                       284,336      192,512
#   Banco de Chile ADR                                               2,017      185,241
    Banco de Credito e Inversiones                                   4,777      278,817
    Banco Santander Chile                                        1,227,899       75,902
    Banco Santander Chile ADR                                          842       20,669
    Banmedica SA                                                    34,214       62,749
    Besalco SA                                                      42,000       59,060
    CAP SA                                                           4,639       96,303
    Cencosud SA                                                     81,417      332,017
    CFR Pharmaceuticals SA                                          94,863       24,054
    Cia Cervecerias Unidas SA ADR                                    8,000      213,520
    Cia General de Electricidad SA                                  23,772      134,998
*   Cia Sud Americana de Vapores SA                                120,818        5,585
    Colbun SA                                                      415,803      102,888
    Corpbanca SA                                                 7,730,415       86,528
#   Corpbanca SA ADR                                                 9,675      166,410
    Cristalerias de Chile SA                                         2,000       17,035
    E.CL SA                                                         36,601       57,132
    Embotelladora Andina SA Class B ADR                                315       10,773
    Empresa Nacional de Electricidad SA Sponsored ADR                5,400      243,540
    Empresas CMPC SA                                               119,649      355,743
    Empresas COPEC SA                                               31,554      460,083
    Empresas Hites SA                                               30,027       24,499
    Empresas Iansa SA                                            1,057,874       44,741
*   Empresas La Polar SA                                            88,819       18,007
    Enersis SA Sponsored ADR                                        30,016      495,264
    ENTEL Chile SA                                                  18,601      286,713
    Forus SA                                                         7,930       43,462
    Grupo Security SA                                              142,214       49,363
    Inversiones Aguas Metropolitanas SA                            113,565      211,118
    Latam Airlines Group SA                                          9,810      158,745
    Latam Airlines Group SA Sponsored ADR                            2,900       47,995
    Masisa SA                                                      586,512       43,255
    Molibdenos y Metales SA                                          1,797       28,865
*   Multiexport Foods SA                                            68,000       13,425
    Parque Arauco SA                                                77,588      149,534
    PAZ Corp. SA                                                    30,769       17,466
    Ripley Corp. SA                                                151,192      132,698

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHILE -- (Continued)
    SACI Falabella                                                   8,570 $   85,229
    Salfacorp SA                                                    22,708     25,815
    Sigdo Koppers SA                                                67,237    112,214
    Sociedad Matriz SAAM SA                                        134,938     13,510
    Sociedad Quimica y Minera de Chile SA Sponsored ADR                800     22,088
    Socovesa SA                                                    110,770     31,431
    Sonda SA                                                        79,082    205,180
    Vina Concha y Toro SA                                          106,813    196,092
    Vina Concha y Toro SA Sponsored ADR                                800     29,640
                                                                           ----------
TOTAL CHILE                                                                 5,772,885
                                                                           ----------
CHINA -- (4.5%)
    361 Degrees International, Ltd.                                173,000     49,544
#   Agile Property Holdings, Ltd.                                  340,000    409,002
    Agricultural Bank of China, Ltd. Class H                     1,543,000    743,564
    Air China, Ltd. Class H                                        238,000    162,040
    Ajisen China Holdings, Ltd.                                     69,000     72,312
#*  Aluminum Corp. of China, Ltd. ADR                               15,900    144,690
#*  Aluminum Corp. of China, Ltd. Class H                          598,000    221,130
    AMVIG Holdings, Ltd.                                           130,000     61,021
#*  Angang Steel Co., Ltd. Class H                                 272,000    164,682
    Anhui Conch Cement Co., Ltd. Class H                            61,500    215,018
    Anhui Expressway Co., Ltd. Class H                             110,000     61,708
    Anhui Tianda Oil Pipe Co., Ltd.                                 29,000      4,301
    Anta Sports Products, Ltd.                                     176,000    252,000
#   Anton Oilfield Services Group                                  338,000    214,219
    Anxin-China Holdings, Ltd.                                     424,000    136,164
    Asia Cement China Holdings Corp.                               143,500     78,491
*   Asia Energy Logistics Group, Ltd.                              550,000      5,955
    Asian Citrus Holdings, Ltd.                                    236,000     89,301
*   AVIC International Holdings, Ltd.                               16,000      6,207
    AviChina Industry & Technology Co., Ltd. Class H               456,000    216,469
    Bank of China, Ltd. Class H                                  5,711,800  2,689,171
    Bank of Communications Co., Ltd. Class H                       534,695    391,793
*   Baofeng Modern International Holdings Co., Ltd.                 30,000      2,554
    Baoye Group Co., Ltd. Class H                                   53,040     38,377
*   BaWang International Group Holding, Ltd.                       284,000     17,034
    BBMG Corp. Class H                                             290,500    207,686
    Beijing Capital International Airport Co., Ltd. Class H        456,000    320,360
    Beijing Capital Land, Ltd. Class H                             358,000    128,924
    Beijing Enterprises Holdings, Ltd.                             117,500    961,489
#   Beijing Enterprises Water Group, Ltd.                          579,000    257,624
    Beijing Jingkelong Co., Ltd. Class H                            38,000     13,242
    Beijing North Star Co., Ltd. Class H                           172,000     38,642
*   Beijing Properties Holdings, Ltd.                              486,000     34,459
    Belle International Holdings, Ltd.                             189,000    265,033
    Biostime International Holdings, Ltd.                            7,500     57,595
    Boer Power Holdings, Ltd.                                       43,000     32,646
#   Bosideng International Holdings, Ltd.                          500,000    114,793
    Brilliance China Automotive Holdings, Ltd.                     260,000    452,775
#*  Byd Co., Ltd. Class H                                          102,000    506,353
#*  BYD Electronic International Co., Ltd.                         245,500    115,223

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    C C Land Holdings, Ltd.                                        414,883 $  111,847
    Central China Real Estate, Ltd.                                203,696     66,565
*   CGN Mining Co., Ltd.                                            80,000      7,124
    Changshouhua Food Co., Ltd.                                     34,000     35,962
#*  Chaoda Modern Agriculture Holdings, Ltd.                       547,200     62,928
#   Chaowei Power Holdings, Ltd.                                   103,000     43,737
*   Chigo Holding, Ltd.                                            822,000     18,441
    Chiho-Tiande Group, Ltd.                                        34,000     12,805
    China Aerospace International Holdings, Ltd.                   590,000     67,702
    China Agri-Industries Holdings, Ltd.                           620,700    289,907
#   China All Access Holdings, Ltd.                                170,000     63,193
    China Aoyuan Property Group, Ltd.                              301,000     61,602
    China Automation Group, Ltd.                                   242,000     50,867
    China BlueChemical, Ltd.                                       376,000    241,204
    China CITIC Bank Corp., Ltd. Class H                         1,055,000    593,141
#   China Coal Energy Co., Ltd. Class H                            589,000    360,667
    China Communications Construction Co., Ltd. Class H            655,000    533,776
    China Communications Services Corp., Ltd. Class H              528,000    326,349
    China Construction Bank Corp. Class H                        5,410,200  4,209,279
#*  China COSCO Holdings Co., Ltd. Class H                         489,000    232,795
    China Datang Corp. Renewable Power Co., Ltd. Class H           369,000     74,674
    China Dongxiang Group Co.                                      613,000     95,615
*   China Eastern Airlines Corp., Ltd. ADR                           1,626     27,496
#*  China Eastern Airlines Corp., Ltd. Class H                     212,000     72,976
*   China Energine International Holdings, Ltd.                    316,000     25,662
    China Everbright International, Ltd.                           281,000    280,852
    China Everbright, Ltd.                                         224,000    332,231
    China Fiber Optic Network System Group, Ltd.                    56,000      9,961
#*  China Foods, Ltd.                                              246,000    111,732
    China Gas Holdings, Ltd.                                       248,000    275,631
*   China Glass Holdings, Ltd.                                     134,000     16,772
*   China Green Holdings, Ltd.                                      84,000      9,639
*   China Haidian Holdings, Ltd.                                   450,000     42,382
    China High Precision Automation Group, Ltd.                    127,000     19,985
#*  China High Speed Transmission Equipment Group Co., Ltd.        250,000    134,131
    China Hongqiao Group, Ltd.                                     438,000    276,111
*   China Household Holdings, Ltd.                                 410,000     55,527
*   China Huiyuan Juice Group, Ltd.                                179,500    120,152
    China International Marine Containers Group Co., Ltd. Class
    H                                                               20,500     38,604
#   China ITS Holdings Co., Ltd.                                   291,000     76,170
    China Lesso Group Holdings, Ltd.                               112,000     71,642
    China Life Insurance Co., Ltd. ADR                               8,269    326,047
    China Lilang, Ltd.                                              87,000     56,240
    China Longyuan Power Group Corp. Class H                       162,000    186,176
#   China Lumena New Materials Corp.                               752,000    161,017
#   China Medical System Holdings, Ltd.                             60,000     54,035
    China Mengniu Dairy Co., Ltd.                                   88,000    385,402
    China Merchants Bank Co., Ltd. Class H                         284,701    566,098
    China Merchants Holdings International Co., Ltd.               243,654    862,180
*   China Metal Recycling Holdings, Ltd.                            89,400     54,369
#   China Minsheng Banking Corp., Ltd. Class H                     560,500    642,298
    China Mobile, Ltd.                                               8,000     83,133

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
CHINA -- (Continued)
    China Mobile, Ltd. Sponsored ADR                              45,500 $2,366,910
*   China Modern Dairy Holdings, Ltd.                            270,000    125,733
    China Molybdenum Co., Ltd. Class H                           247,000    100,774
#   China National Building Material Co., Ltd. Class H           670,000    654,218
    China National Materials Co., Ltd.                           224,000     48,817
*   China New Town Development Co., Ltd.                         241,383     22,393
    China Nickel Resources Holdings Co., Ltd.                     54,000      2,575
#   China Oil & Gas Group, Ltd.                                  640,000    103,187
    China Oilfield Services, Ltd. Class H                        126,000    352,130
#   China Overseas Grand Oceans Group, Ltd.                       56,250     66,887
    China Overseas Land & Investment, Ltd.                       284,827    880,846
    China Pacific Insurance Group Co., Ltd. Class H              111,200    401,118
    China Petroleum & Chemical Corp. ADR                          14,671  1,179,068
    China Petroleum & Chemical Corp. Class H                     455,400    368,650
#   China Power International Development, Ltd.                  271,000    106,213
*   China Power New Energy Development Co., Ltd.                 960,000     48,914
#*  China Precious Metal Resources Holdings Co., Ltd.            732,000    118,056
*   China Properties Group, Ltd.                                 173,000     44,559
    China Qinfa Group, Ltd.                                      116,000      9,127
    China Railway Construction Corp., Ltd. Class H               301,000    329,365
    China Railway Group, Ltd. Class H                            356,000    201,490
*   China Rare Earth Holdings, Ltd.                              260,000     39,902
    China Resources Cement Holdings, Ltd.                        370,610    247,507
    China Resources Enterprise, Ltd.                             224,000    791,870
    China Resources Gas Group, Ltd.                               46,000    119,026
    China Resources Land, Ltd.                                   232,000    672,081
#   China Resources Power Holdings Co., Ltd.                     122,000    320,142
#*  China Rongsheng Heavy Industries Group Holdings, Ltd.        752,000     89,176
*   China Ruifeng Renewable Energy Holdings, Ltd.                 56,000     15,532
    China Sanjiang Fine Chemicals Co., Ltd.                      109,000     48,203
    China SCE Property Holdings, Ltd.                            363,600     84,103
#   China Shanshui Cement Group, Ltd.                            465,000    165,025
    China Shenhua Energy Co., Ltd. Class H                       146,616    445,042
    China Shineway Pharmaceutical Group, Ltd.                     58,000     89,988
#*  China Shipping Container Lines Co., Ltd. Class H             943,000    233,435
#*  China Shipping Development Co., Ltd. Class H                 453,752    256,132
    China Singyes Solar Technologies Holdings, Ltd.               60,000     65,021
    China South City Holdings, Ltd.                              450,000    140,605
    China Southern Airlines Co., Ltd. Class H                    286,000    104,652
    China Southern Airlines Co., Ltd. Sponsored ADR                3,231     59,773
    China Starch Holdings, Ltd.                                  120,000      3,451
    China State Construction International Holdings, Ltd.        137,600    231,489
    China Suntien Green Energy Corp., Ltd. Class H               193,000     67,475
    China Taifeng Beddings Holdings, Ltd.                         44,000      9,696
*   China Taiping Insurance Holdings Co., Ltd.                   193,000    301,062
    China Telecom Corp., Ltd. ADR                                  3,368    174,058
    China Tianyi Holdings, Ltd.                                  136,000     21,542
*   China Tontine Wines Group, Ltd.                              266,000     13,046
    China Travel International Inv HK                            714,108    138,169
    China Unicom Hong Kong, Ltd. ADR                              69,402  1,082,671
*   China Vanadium Titano--Magnetite Mining Co., Ltd.            296,000     46,537
    China Water Affairs Group, Ltd.                              310,000    116,328

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
CHINA -- (Continued)
*   China WindPower Group, Ltd.                                    730,000 $ 29,651
    China Wireless Technologies, Ltd.                              248,000   92,734
    China XLX Fertiliser, Ltd.                                      83,000   21,070
#*  China Yurun Food Group, Ltd.                                   345,000  228,955
*   China ZhengTong Auto Services Holdings, Ltd.                   199,000  139,082
*   China Zhongwang Holdings, Ltd.                                 365,200  119,197
#*  Chinasoft International, Ltd.                                  170,000   49,779
*   Chinese People Holdings Co., Ltd.                              318,000    7,471
*   Chongqing Iron & Steel Co., Ltd. Class H                       196,000   27,827
    Chongqing Machinery & Electric Co., Ltd. Class H               327,925   40,594
    Chongqing Rural Commercial Bank Class H                        541,000  273,307
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.      67,000   25,052
    CIMC Enric Holdings, Ltd.                                       70,000   98,575
*   Citic 21CN Co., Ltd.                                            30,000    1,860
*   CITIC Dameng Holdings, Ltd.                                     56,000    4,545
#   CITIC Pacific, Ltd.                                            341,000  483,651
*   CITIC Resources Holdings, Ltd.                                 922,000  129,664
#   CITIC Securities Co., Ltd. Class H                              93,000  194,769
    Clear Media, Ltd.                                               23,000   17,700
    CNOOC, Ltd. ADR                                                  4,300  869,933
*   Coastal Greenland, Ltd.                                         82,000    3,749
#*  Comba Telecom Systems Holdings, Ltd.                           236,267   77,682
*   Comtec Solar Systems Group, Ltd.                               208,000   45,552
    COSCO Pacific, Ltd.                                            422,621  613,411
    Country Garden Holdings Co., Ltd.                              941,050  647,734
    CP Pokphand Co., Ltd.                                          568,000   50,565
#   CPMC Holdings, Ltd.                                            118,000   94,307
    CSPC Pharmaceutical Group, Ltd.                                392,000  244,118
    CSR Corp., Ltd.                                                 66,000   54,660
*   DaChan Food Asia, Ltd.                                         128,000   16,016
#   Dah Chong Hong Holdings, Ltd.                                  157,000  134,078
    Dalian Port PDA Co., Ltd. Class H                              254,000   58,945
#   Daphne International Holdings, Ltd.                            152,000   81,010
    Datang International Power Generation Co., Ltd. Class H        316,000  144,733
    Dawnrays Pharmaceutical Holdings, Ltd.                          56,000   27,753
#*  DBA Telecommunication Asia Holdings, Ltd.                       72,000   18,852
    Digital China Holdings, Ltd.                                   192,000  252,625
    Dongfang Electric Corp., Ltd. Class H                           66,000  106,000
    Dongfeng Motor Group Co., Ltd. Class H                         270,000  380,338
    Dongyue Group                                                  325,000  152,990
#*  Dynasty Fine Wines Group, Ltd.                                 114,000   21,174
    ENN Energy Holdings, Ltd.                                       66,000  389,178
    EVA Precision Industrial Holdings, Ltd.                        284,000   40,671
#   Evergrande Real Estate Group, Ltd.                           1,549,000  655,527
    Evergreen International Holdings, Ltd.                          96,000   18,833
    Fantasia Holdings Group Co., Ltd.                              396,000   67,872
    First Tractor Co., Ltd. Class H                                130,000   92,856
    Fosun International, Ltd.                                      344,500  332,464
    Franshion Properties China, Ltd.                               856,000  298,466
#   Fufeng Group, Ltd.                                             201,600   85,839
*   GCL-Poly Energy Holdings, Ltd.                               1,791,000  547,207
#   Geely Automobile Holdings, Ltd.                                710,000  358,817

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
*   Global Bio-Chem Technology Group Co., Ltd.                     500,000 $   38,661
*   Glorious Property Holdings, Ltd.                               667,000    106,679
#   Golden Eagle Retail Group, Ltd.                                 41,000     60,776
    Golden Meditech Holdings, Ltd.                                 436,000     52,314
    Goldlion Holdings, Ltd.                                         79,000     38,626
#   GOME Electrical Appliances Holding, Ltd.                     2,410,060    376,096
    Goodbaby International Holdings, Ltd.                          141,000     69,822
    Great Wall Motor Co., Ltd. Class H                             135,000    791,750
*   Great Wall Technology Co., Ltd. Class H                         86,000     24,847
    Greatview Aseptic Packaging Co., Ltd.                           30,000     18,906
    Greenland Hong Kong Holdings, Ltd.                              14,350     10,139
#   Greentown China Holdings, Ltd.                                 155,000    300,561
    Guangdong Investment, Ltd.                                     316,000    271,619
    Guangdong Land Holdings, Ltd.                                  208,000     55,574
    Guangshen Railway Co., Ltd. Class H                             98,000     51,646
    Guangshen Railway Co., Ltd. Sponsored ADR                        6,099    160,404
    Guangzhou Automobile Group Co., Ltd. Class H                   548,259    650,001
*   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
    Class H                                                         50,000    180,668
    Guangzhou R&F Properties Co., Ltd.                             207,200    363,021
    Guangzhou Shipyard International Co., Ltd. Class H              57,200     84,548
    Haier Electronics Group Co., Ltd.                              127,000    270,768
    Hainan Meilan International Airport Co., Ltd. Class H           27,000     28,515
    Haitian International Holdings, Ltd.                            50,000    120,523
#*  Hanergy Solar Group, Ltd.                                    2,470,000    420,368
*   Hanfeng Evergreen, Inc.                                          6,300      6,042
    Harbin Electric Co., Ltd. Class H                              216,236    135,782
*   Heng Tai Consumables Group, Ltd.                               644,962     11,900
    Hengan International Group Co., Ltd.                            25,000    306,275
#   Hengdeli Holdings, Ltd.                                        477,400    113,312
*   Hi Sun Technology China, Ltd.                                  279,000     76,580
#*  Hidili Industry International Development, Ltd.                268,000     44,504
#   Hilong Holding, Ltd.                                            44,000     29,266
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H             65,000     61,085
    HKC Holdings, Ltd.                                             799,477     27,842
#   Honghua Group, Ltd.                                            185,000     56,316
#   Hopewell Highway Infrastructure, Ltd.                          180,300     88,837
#*  Hopson Development Holdings, Ltd.                              154,000    188,862
    Hua Han Bio-Pharmaceutical Holdings, Ltd.                      524,928    121,471
    Huabao International Holdings, Ltd.                            365,000    160,168
    Huadian Power International Corp., Ltd. Class H                164,000     75,965
    Huaneng Power International, Inc. Sponsored ADR                  3,000    124,020
    Huaneng Renewables Corp., Ltd. Class H                         462,000    178,679
*   Hunan Nonferrous Metal Corp., Ltd. Class H                     300,000     83,189
    Hutchison Harbour Ring, Ltd.                                   440,000     34,609
    Industrial & Commercial Bank of China, Ltd. Class H          4,661,460  3,261,787
    Inspur International, Ltd.                                     465,000     19,190
*   Interchina Holdings Co.                                        974,000     69,079
    Intime Retail Group Co., Ltd.                                  119,500    141,474
*   JES International Holdings, Ltd.                                80,000      7,716
    Jiangsu Expressway Co., Ltd. Class H                           108,000    135,506
    Jiangxi Copper Co., Ltd. Class H                               185,000    355,158
*   Jinchuan Group International Resources Co., Ltd.                47,000      7,025

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
CHINA -- (Continued)
    Jingwei Textile Machinery Class H                               28,000 $   18,507
    Ju Teng International Holdings, Ltd.                           182,000    132,404
*   Kai Yuan Holdings, Ltd.                                      1,980,000     48,558
*   Kaisa Group Holdings, Ltd.                                     384,000    117,047
*   Kasen International Holdings, Ltd.                              30,000      5,548
    Kingboard Chemical Holdings, Ltd.                              180,000    468,468
    Kingboard Laminates Holdings, Ltd.                             217,000     89,508
*   Kingdee International Software Group Co., Ltd.                 371,600    119,788
#   Kingsoft Corp., Ltd.                                           210,000    521,025
    Kunlun Energy Co., Ltd.                                        106,000    173,674
    KWG Property Holding, Ltd.                                     266,900    173,826
    Lai Fung Holdings, Ltd.                                      1,378,000     34,623
    Le Saunda Holdings, Ltd.                                       126,000     57,521
    Lee & Man Chemical Co., Ltd.                                    48,300     21,791
    Lee & Man Paper Manufacturing, Ltd.                            328,600    235,250
    Lenovo Group, Ltd.                                             424,000    453,096
#*  Li Ning Co., Ltd.                                              318,749    290,222
    Lianhua Supermarket Holdings Co., Ltd. Class H                  50,400     32,343
    Lijun International Pharmaceutical Holding Co., Ltd.           294,000     79,363
    Lingbao Gold Co., Ltd. Class H                                 100,000     21,895
    Longfor Properties Co., Ltd.                                   129,500    211,640
*   Lonking Holdings, Ltd.                                         416,000     84,266
*   Loudong General Nice Resources China Holdings, Ltd.            507,600     33,346
#*  Maanshan Iron & Steel Class H                                  538,000    137,360
    Maoye International Holdings, Ltd.                             311,000     59,713
*   Metallurgical Corp. of China, Ltd. Class H                     783,000    160,636
#   Microport Scientific Corp.                                      56,000     37,999
    MIE Holdings Corp.                                             304,000     65,133
    MIN XIN Holdings, Ltd.                                          34,000     17,990
*   Mingfa Group International Co., Ltd.                           228,000     61,743
    Minmetals Land, Ltd.                                           268,000     38,365
    Minth Group, Ltd.                                              144,000    301,225
#*  MMG, Ltd.                                                      372,000     82,909
*   Nan Hai Corp., Ltd.                                          5,150,000     43,185
    Nature Flooring Holding Co., Ltd.                               29,000      5,276
*   New China Life Insurance Co., Ltd. Class H                       2,000      5,638
    New World China Land, Ltd.                                     637,800    351,014
    New World Department Store China, Ltd.                          97,000     56,061
#   Nine Dragons Paper Holdings, Ltd.                              366,000    301,512
*   North Mining Shares Co., Ltd.                                1,280,000     56,979
    NVC Lighting Holdings, Ltd.                                    239,000     58,248
    O-Net Communications Group, Ltd.                                22,000      4,169
    Overseas Chinese Town Asia Holdings, Ltd.                       28,000     12,640
    Pacific Online, Ltd.                                            18,000      8,363
#   Parkson Retail Group, Ltd.                                     248,000     84,818
*   PAX Global Technology, Ltd.                                     44,000     18,668
    Peak Sport Products Co., Ltd.                                  152,000     34,897
    PetroChina Co., Ltd. ADR                                         9,000  1,019,430
    PetroChina Co., Ltd. Class H                                   168,000    191,315
    Phoenix Satellite Television Holdings, Ltd.                    144,000     50,714
    PICC Property & Casualty Co., Ltd. Class H                     193,140    294,673
    Ping An Insurance Group Co. of China, Ltd. Class H              31,000    244,443

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
CHINA -- (Continued)
    Poly Property Group Co., Ltd.                                  482,000 $296,753
    Ports Design, Ltd.                                              89,500   66,650
*   Pou Sheng International Holdings, Ltd.                         463,000   24,461
    Powerlong Real Estate Holdings, Ltd.                           259,000   53,833
*   Prosperity International Holdings HK, Ltd.                     320,000   12,179
    Qunxing Paper Holdings Co., Ltd.                               147,174   38,307
*   Real Gold Mining, Ltd.                                          19,000    3,431
    Real Nutriceutical Group, Ltd.                                 205,000   53,143
    Regent Manner International Holdings, Ltd.                     223,000   38,524
#*  Renhe Commercial Holdings Co., Ltd.                          2,632,000  148,076
    REXLot Holdings, Ltd.                                        2,050,000  179,857
*   Richly Field China Development, Ltd.                           200,000       --
    Road King Infrastructure, Ltd.                                  71,000   71,545
    Samson Holding, Ltd.                                           191,000   26,580
    Sany Heavy Equipment International Holdings Co., Ltd.          240,000   69,605
    Sateri Holdings, Ltd.                                          194,000   37,602
#*  Semiconductor Manufacturing International Corp.              6,293,000  465,541
    Shandong Chenming Paper Holdings, Ltd. Class H                  60,500   24,738
    Shandong Molong Petroleum Machinery Co., Ltd. Class H           85,600   28,914
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H         72,000   67,422
    Shanghai Electric Group Co., Ltd. Class H                      590,000  207,714
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H           11,000   24,851
    Shanghai Industrial Holdings, Ltd.                             123,000  404,332
#*  Shanghai Industrial Urban Development Group, Ltd.              512,000  126,865
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
    Class H                                                        298,000   71,933
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H             158,200  327,493
    Shanghai Prime Machinery Co., Ltd. Class H                      82,000    9,625
*   Shanghai Zendai Property, Ltd.                               1,505,000   29,590
    Shengli Oil & Gas Pipe Holdings, Ltd.                          262,500   14,234
    Shenguan Holdings Group, Ltd.                                  100,000   44,663
    Shenzhen Expressway Co., Ltd. Class H                          100,000   42,310
    Shenzhen International Holdings, Ltd.                        2,187,500  267,998
    Shenzhen Investment, Ltd.                                      606,391  242,646
    Shenzhou International Group Holdings, Ltd.                     78,000  267,433
    Shimao Property Holdings, Ltd.                                 332,500  833,090
*   Shougang Concord International Enterprises Co., Ltd.           924,000   45,843
#   Shougang Fushan Resources Group, Ltd.                          876,000  293,857
    Shui On Land, Ltd.                                           1,078,156  374,641
    Sichuan Expressway Co., Ltd. Class H                           204,000   60,787
    Sihuan Pharmaceutical Holdings Group, Ltd.                     358,000  266,745
    Sino Biopharmaceutical                                         583,999  409,740
*   Sino Oil And Gas Holdings, Ltd.                              3,690,000  101,055
    Sino-Ocean Land Holdings, Ltd.                                 792,673  502,634
    Sinofert Holdings, Ltd.                                        628,000  101,967
    SinoMedia Holding, Ltd.                                        111,276  102,929
#   Sinopec Kantons Holdings, Ltd.                                 142,000  129,542
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR           3,300  127,908
*   Sinopec Yizheng Chemical Fibre Co., Ltd. Class H               344,000   95,304
    Sinopharm Group Co., Ltd. Class H                               67,600  182,666
*   Sinopoly Battery, Ltd.                                         100,000    4,772
    Sinotrans Shipping, Ltd.                                       314,500  103,434
    Sinotrans, Ltd. Class H                                        441,000  108,645

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
CHINA -- (Continued)
    Sinotruk Hong Kong, Ltd.                                       145,500 $ 76,192
    SITC International Holdings Co., Ltd.                          197,000   83,549
#   Skyworth Digital Holdings, Ltd.                                463,824  225,004
#   SOHO China, Ltd.                                               465,500  408,651
#*  Sound Global, Ltd.                                              64,000   35,949
    Sparkle Roll Group, Ltd.                                       312,000   20,944
    Springland International Holdings, Ltd.                         82,000   44,868
*   SRE Group, Ltd.                                              1,064,285   38,379
#   Sunac China Holdings, Ltd.                                     387,000  268,559
#   Sunny Optical Technology Group Co., Ltd.                        61,000   59,396
*   Superb Summit International Group, Ltd.                        825,000   36,177
    TCC International Holdings, Ltd.                               482,000  178,404
*   TCL Communication Technology Holdings, Ltd.                    135,000  122,896
    TCL Multimedia Technology Holdings, Ltd.                       208,000   85,626
*   Tech Pro Technology Development, Ltd.                           62,000   29,903
    Tencent Holdings, Ltd.                                          17,500  954,733
#   Texhong Textile Group, Ltd.                                     92,000  160,976
    Tian An China Investment                                        67,000   55,300
    Tian Shan Development Holding, Ltd.                             24,000    8,017
    Tiangong International Co., Ltd.                               270,000   69,284
    Tianjin Capital Environmental Protection Group Co., Ltd.
    Class H                                                         96,000   38,884
#*  Tianjin Development Hldgs, Ltd.                                110,000   73,064
    Tianjin Port Development Holdings, Ltd.                        590,000  102,713
    Tianneng Power International, Ltd.                             112,000   42,307
    Tingyi Cayman Islands Holding Corp.                             50,000  141,261
    Tomson Group, Ltd.                                              98,360   30,469
    Tong Ren Tang Technologies Co., Ltd. Class H                    17,000   51,542
*   Tonly Electronics Holdings, Ltd.                                20,800   12,261
    Top Spring International Holdings, Ltd.                         47,600   19,546
#   Towngas China Co., Ltd.                                        134,000  132,273
    TPV Technology, Ltd.                                           162,000   34,278
    Travelsky Technology, Ltd. Class H                             218,471  186,858
#   Truly International Holdings                                   308,000  196,579
    Tsingtao Brewery Co., Ltd. Class H                              24,000  196,392
    Uni-President China Holdings, Ltd.                             131,000  130,551
#*  United Energy Group, Ltd.                                      472,000   73,762
    Vinda International Holdings, Ltd.                             100,000  142,110
*   VODone, Ltd.                                                   679,800   58,738
    Want Want China Holdings, Ltd.                                  32,000   49,038
    Wasion Group Holdings, Ltd.                                     84,000   52,626
    Weichai Power Co., Ltd. Class H                                 84,720  339,101
    Weiqiao Textile Co. Class H                                    116,000   70,735
    Welling Holding, Ltd.                                          328,400   69,039
#   West China Cement, Ltd.                                        620,000   92,714
*   Winsway Coking Coal Holdings, Ltd.                             243,000   18,471
    Wumart Stores, Inc. Class H                                     24,000   39,968
    Xiamen International Port Co., Ltd. Class H                    330,000   44,709
    Xingda International Holdings, Ltd.                            200,000  121,533
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H       139,800  142,727
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H              144,000   22,615
    XTEP International Holdings                                    157,000   77,376
*   Yanchang Petroleum International, Ltd.                       1,020,000   44,747

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
CHINA -- (Continued)
*   Yangzijiang Shipbuilding Holdings, Ltd.                         84,000 $    79,686
    Yanlord Land Group, Ltd.                                        71,000      70,433
#   Yanzhou Coal Mining Co., Ltd. Class H                           38,000      39,369
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                     18,500     189,625
    Yingde Gases Group Co., Ltd.                                    94,500      96,770
#   Yip's Chemical Holdings, Ltd.                                   96,000      80,672
    Youyuan International Holdings, Ltd.                            34,100       9,918
    Yuanda China Holdings, Ltd.                                    466,000      39,627
    Yuexiu Property Co., Ltd.                                    1,251,200     348,775
    Yuexiu Transport Infrastructure, Ltd.                          126,639      66,458
    Yuzhou Properties Co.                                          156,000      38,241
    Zall Development Group, Ltd.                                   106,000      43,070
#   Zhaojin Mining Industry Co., Ltd.                              203,500     163,570
    Zhejiang Expressway Co., Ltd. Class H                          136,000     124,163
*   Zhong An Real Estate, Ltd.                                      84,000      16,668
#   Zhongsheng Group Holdings, Ltd.                                 77,500     123,456
#   Zhuzhou CSR Times Electric Co., Ltd. Class H                    35,000     124,274
#   Zijin Mining Group Co., Ltd. Class H                           535,000     124,602
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.       128,600     118,960
*   ZTE Corp. Class H                                              106,504     232,108
                                                                           -----------
TOTAL CHINA                                                                 78,855,571
                                                                           -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                               7,075     118,518
    Banco de Bogota SA                                               1,238      43,845
    Bancolombia SA                                                  13,890     191,576
    Bancolombia SA Sponsored ADR                                     4,755     266,898
#   Ecopetrol SA Sponsored ADR                                      10,314     488,471
    Empresa de Energia de Bogota SA                                 21,987      18,474
    Empresa de Telecomunicaciones de Bogota                         40,000       8,202
    Grupo Aval Acciones y Valores                                   50,031      35,163
    Interconexion Electrica SA ESP                                   8,517      42,127
    Isagen SA ESP                                                   74,180     118,384
*   Platino Energy Corp.                                             4,900       2,820
                                                                           -----------
TOTAL COLOMBIA                                                               1,334,478
                                                                           -----------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S.                                                         8,805     253,379
    Komercni Banka A.S.                                              2,475     613,077
    Pegas Nonwovens SA                                               2,000      62,072
    Philip Morris CR A.S.                                              100      56,877
    Telefonica Czech Republic A.S.                                  15,500     252,734
*   Unipetrol A.S.                                                  11,278     101,073
                                                                           -----------
TOTAL CZECH REPUBLIC                                                         1,339,212
                                                                           -----------
DENMARK -- (0.9%)
    ALK-Abello A.S.                                                  1,380     131,111
*   Alm Brand A.S.                                                  26,595     104,098
    Ambu A.S. Class B                                                1,208      54,372
    AP Moeller--Maersk A.S. Class A                                     41     370,224
    AP Moeller--Maersk A.S. Class B                                    103     996,522

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------ -----------
DENMARK -- (Continued)
*   Auriga Industries Class B                                     4,609 $   180,874
*   Bang & Olufsen A.S.                                           7,131      68,876
*   Bavarian Nordic A.S.                                          9,044     109,974
    Carlsberg A.S. Class B                                        8,526     851,628
    Chr Hansen Holding A.S.                                      12,251     453,942
    Coloplast A.S. Class B                                        4,082     266,247
    D/S Norden A.S.                                               6,453     283,828
*   Danske Bank A.S.                                             51,909   1,212,895
    Dfds A.S.                                                     1,310      95,373
    DSV A.S.                                                     36,306   1,062,174
*   East Asiatic Co., Ltd. A.S.                                   3,064      52,364
    FLSmidth & Co. A.S.                                          10,842     541,117
*   Genmab A.S.                                                   5,998     260,597
    GN Store Nord A.S.                                           46,624   1,063,624
    H Lundbeck A.S.                                              10,128     217,464
    IC Companys A.S.                                              1,227      33,242
    Jeudan A.S.                                                     397      41,864
*   Jyske Bank A.S.                                              17,975   1,016,303
    NKT Holding A.S.                                              6,877     333,738
    Nordjyske Bank A.S.                                           2,430      49,064
    Norresundby Bank A.S.                                           518      20,231
    Novo Nordisk A.S. Sponsored ADR                               4,164     694,014
    Novozymes A.S. Class B                                        8,641     338,429
    Pandora A.S.                                                 14,174     675,636
*   Parken Sport & Entertainment A.S.                             1,975      28,121
    PER Aarsleff A.S. Class B                                       329      40,969
    Ringkjoebing Landbobank A.S.                                    802     161,428
    Rockwool International A.S. Class B                           1,847     290,510
    Royal UNIBREW                                                 2,436     312,725
    Schouw & Co.                                                  3,987     148,693
    SimCorp A.S.                                                  5,000     163,691
    Solar A.S. Class B                                            1,890     107,601
*   Spar Nord Bank A.S.                                          13,534     120,907
*   Sydbank A.S.                                                 18,084     534,738
    TDC A.S.                                                     72,112     651,396
    Tivoli A.S.                                                       8       4,237
*   TK Development A.S.                                          29,745      37,081
*   Topdanmark A.S.                                              21,582     587,415
    Tryg A.S.                                                     4,113     375,590
    United International Enterprises                                282      54,025
*   Vestas Wind Systems A.S.                                     38,569   1,033,527
*   Vestjysk Bank A.S.                                              568       1,296
*   William Demant Holding A.S.                                   1,282     126,953
*   Zealand Pharma A.S.                                             827       9,304
                                                                        -----------
TOTAL DENMARK                                                            16,370,032
                                                                        -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR                4,399      25,442
*   Global Telecom Holding GDR                                   18,270      61,829
                                                                        -----------
TOTAL EGYPT                                                                  87,271
                                                                        -----------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
FINLAND -- (1.2%)
    Afarak Group Oyj                                              27,736 $   13,188
#   Ahlstrom Oyj                                                   7,221     89,632
    Aktia Bank Oyj                                                   563      5,836
    Alma Media Oyj                                                 3,037     12,975
    Amer Sports Oyj                                               23,290    477,849
    Aspo Oyj                                                       2,850     20,791
    Atria P.L.C.                                                   2,101     23,245
*   Biotie Therapies Oyj                                          19,018      9,012
#   Cargotec Oyj                                                   9,577    349,710
*   Caverion Corp.                                                19,094    149,263
    Citycon Oyj                                                   60,336    215,088
    Cramo Oyj                                                      7,537    150,691
#   Elektrobit Oyj                                                 5,993     11,492
#   Elisa Oyj                                                     15,555    389,711
    F-Secure Oyj                                                  10,295     26,608
    Finnair Oyj                                                   18,798     71,752
*   Finnlines Oyj                                                  2,556     23,147
    Fiskars Oyj Abp                                                4,927    126,135
    Fortum Oyj                                                    66,160  1,475,828
    HKScan Oyj Class A                                             5,623     25,733
    Huhtamaki Oyj                                                 16,981    408,180
    Kemira Oyj                                                    23,111    371,072
    Kesko Oyj Class A                                              2,702     93,020
    Kesko Oyj Class B                                             17,609    585,148
    Kone Oyj Class B                                               4,035    355,734
    Konecranes Oyj                                                 7,612    256,448
    Lassila & Tikanoja Oyj                                         6,866    143,970
    Lemminkainen Oyj                                                 823     16,523
    Metsa Board Oyj                                               50,113    194,455
#   Metso Oyj                                                     14,091    554,623
    Metso Oyj Sponsored ADR                                          200      7,879
*   Munksjo Oyj                                                    1,805     11,532
    Neste Oil Oyj                                                 35,044    694,865
*   Nokia Oyj                                                    490,765  3,730,196
*   Nokia Oyj Sponsored ADR                                       25,880    197,464
    Nokian Renkaat Oyj                                            11,811    597,355
    Okmetic Oyj                                                    4,178     30,420
    Olvi Oyj Class A                                               1,617     58,278
    Oriola-KD Oyj Class B                                         28,965     93,934
    Orion Oyj Class A                                              3,229     86,455
    Orion Oyj Class B                                              7,580    203,722
#*  Outokumpu Oyj                                                266,989    148,272
#   Outotec Oyj                                                   12,352    122,150
    PKC Group Oyj                                                  3,374    110,040
    Pohjola Bank P.L.C. Class A                                   34,314    624,882
    Ponsse Oy                                                      1,987     24,125
*   Poyry Oyj                                                      5,709     30,238
    Raisio P.L.C. Class V                                         28,434    165,453
    Ramirent Oyj                                                   9,930    119,322
    Rautaruukki Oyj                                               27,399    236,982
#   Saga Furs Oyj                                                    230     13,747
    Sampo Class A                                                 43,731  2,068,506

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
FINLAND -- (Continued)
    Sanoma Oyj                                                    16,156 $   140,173
    SRV Group P.L.C.                                               2,131      11,932
    Stockmann Oyj Abp(5462371)                                       937      15,637
#   Stockmann Oyj Abp(5462393)                                     5,864      93,628
    Stora Enso Oyj Class R                                       144,983   1,346,293
    Stora Enso Oyj Sponsored ADR                                   1,800      16,704
*   Talvivaara Mining Co. P.L.C.                                 136,822      13,599
#   Technopolis Oyj                                               14,528      98,594
    Tieto Oyj                                                     11,672     256,431
    Tikkurila Oyj                                                  6,252     162,092
    UPM-Kymmene Oyj                                              136,856   2,172,895
    UPM-Kymmene Oyj Sponsored ADR                                  1,300      20,670
    Uponor Oyj                                                     9,096     179,664
    Vacon P.L.C.                                                   1,146      85,172
    Vaisala Oyj Class A                                            1,077      26,320
    Wartsila Oyj Abp                                              11,365     504,282
    YIT Oyj                                                       19,094     247,671
                                                                         -----------
TOTAL FINLAND                                                             21,414,433
                                                                         -----------
FRANCE -- (5.8%)
    Accor SA                                                      23,212   1,037,482
    Aeroports de Paris                                             1,857     198,354
*   Air France-KLM                                                36,000     375,450
    Air Liquide SA                                                 3,212     436,555
    Akka Technologies SA                                             813      24,375
    Albioma                                                        3,800      92,879
*   Alcatel-Lucent                                               505,514   1,936,652
*   Alcatel-Lucent Sponsored ADR                                  40,700     155,881
    Alstom SA                                                     14,377     533,687
    Altamir                                                          701       9,559
    Alten SA                                                       5,260     237,838
    Altran Technologies SA                                        28,691     254,272
    April                                                          3,147      66,907
*   Archos                                                         2,165      10,526
    Arkema SA                                                      9,424   1,066,188
*   Artprice.com                                                     549      12,599
    Assystem                                                       3,266      88,905
    AtoS                                                           6,743     574,776
*   Audika Groupe                                                  1,267      17,031
    AXA SA                                                        66,162   1,648,455
    AXA SA Sponsored ADR                                          62,400   1,560,624
    Axway Software SA                                              1,277      38,334
*   Beneteau SA                                                    6,084     111,409
*   Bigben Interactive                                             1,060      10,617
*   BioAlliance Pharma SA                                          4,611      24,855
    BioMerieux                                                     1,410     141,525
    BNP Paribas SA                                                77,818   5,740,878
    Boiron SA                                                      1,642     111,095
    Bollore SA(4572709)                                            1,087     592,762
*   Bollore SA(BDGTH22)                                                5       2,743
    Bonduelle SCA                                                  4,965     123,888
    Bongrain SA                                                      920      67,286

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
    Bourbon SA                                                    12,269 $  349,665
*   Boursorama                                                     4,893     49,099
    Bouygues SA                                                   40,027  1,561,726
*   Bull                                                          19,152     84,569
    Bureau Veritas SA                                              6,300    190,044
    Burelle SA                                                        45     35,747
    Cap Gemini SA                                                 31,139  2,042,032
    Carrefour SA                                                  25,556    932,859
    Casino Guichard Perrachon SA                                   7,947    893,281
*   Cegedim SA                                                       802     21,188
    Cegid Group                                                    1,095     31,969
*   CGG                                                            7,670    168,586
*   CGG Sponsored ADR                                             23,995    526,690
*   Chargeurs SA                                                   5,828     43,152
    Christian Dior SA                                              1,703    323,122
    Cie de St-Gobain                                              60,070  3,153,077
    Cie Generale des Etablissements Michelin                      21,474  2,237,546
    Ciments Francais SA                                            1,613    115,524
*   Club Mediterranee SA                                           5,752    135,709
    CNP Assurances                                                25,619    451,307
*   Credit Agricole SA                                           139,774  1,680,578
    Danone SA                                                      6,485    480,306
    Danone SA Sponsored ADR                                          600      8,934
    Dassault Systemes SA                                           1,841    223,655
    Dassault Systemes SA ADR                                         614     74,785
*   Derichebourg SA                                               19,759     69,053
    Devoteam SA                                                    2,730     48,553
    Edenred                                                       17,189    583,525
    Eiffage SA                                                     8,907    527,857
    Electricite de France SA                                      17,760    621,563
    Eramet                                                         1,172    111,294
    Essilor International SA                                       5,017    537,648
    Esso SA Francaise                                                381     24,521
    Etablissements Maurel et Prom                                 17,564    282,778
    Euler Hermes SA                                                3,547    468,291
*   Euro Disney SCA                                                2,831     18,471
    Eurofins Scientific                                              486    133,046
    European Aeronautic Defence and Space Co. NV                  24,049  1,647,946
    Eutelsat Communications SA                                     5,479    173,289
    Exel Industries Class A                                          121      6,544
    Faiveley Transport SA                                            964     75,235
*   Faurecia                                                      10,963    319,504
    Fimalac                                                        1,023     63,506
*   GameLoft SE                                                    6,023     63,898
    GDF Suez                                                     109,186  2,706,040
    GL Events                                                      2,371     51,213
    Groupe Crit                                                    1,156     49,089
    Groupe Eurotunnel SA                                         105,188  1,018,313
    Groupe Flo                                                     1,396      6,142
*   Groupe Fnac                                                      900     25,152
    Groupe Steria SCA                                              8,462    156,356
    Guerbet                                                          130     17,653

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
*   Haulotte Group SA                                              4,396 $   53,579
    Havas SA                                                      59,066    491,158
*   Hi-Media SA                                                   10,368     26,445
    Iliad SA                                                         443    101,178
    Imerys SA                                                      6,598    529,289
    Ingenico                                                       5,366    403,086
    Interparfums SA                                                1,634     64,354
    Ipsen SA                                                       3,362    147,264
    IPSOS                                                          7,996    336,585
    Jacquet Metal Service                                          2,748     46,171
    JCDecaux SA                                                    8,578    343,808
    Kering                                                         7,204  1,632,647
    Korian                                                         2,283     71,315
    L'Oreal SA                                                     2,329    397,669
    L.D.C. SA                                                        204     32,849
    Lafarge SA                                                    25,334  1,747,929
    Lafarge SA Sponsored ADR                                       1,300     22,464
    Lagardere SCA                                                 26,194    951,608
    Laurent-Perrier                                                  553     51,657
    Lectra                                                           286      2,711
    Legrand SA                                                     7,517    426,031
    LISI                                                             865    133,505
    LVMH Moet Hennessy Louis Vuitton SA                            3,732    716,527
    Maisons France Confort                                           535     19,728
    Manitou BF SA                                                  2,706     50,970
    Manutan International                                            734     44,811
    Medica SA                                                      9,320    239,496
    Mersen                                                         3,857    141,089
    Metropole Television SA                                       10,628    244,480
    MGI Coutier                                                       45      5,519
    Montupet                                                       1,463     54,958
    Natixis                                                      127,394    685,074
    Naturex                                                        1,299    102,541
    Neopost SA                                                     5,636    425,523
#   Nexans SA                                                      8,749    388,990
    Nexity SA                                                      6,605    258,616
    NextRadioTV                                                      290      6,681
#*  NicOx SA                                                      17,225     57,775
    Norbert Dentressangle SA                                         815     92,443
*   NRJ Group                                                      4,409     42,488
    Orange                                                       120,414  1,655,220
    Orange SA ADR                                                 26,020    357,255
    Orpea                                                          6,169    332,735
*   Osiatis SA                                                       392      5,498
*   Parrot SA                                                      1,599     44,562
    Pernod-Ricard SA                                               6,336    761,007
*   Peugeot SA                                                    46,254    608,470
*   Pierre & Vacances SA                                             668     17,940
    Plastic Omnium SA                                             22,695    648,374
    Publicis Groupe SA                                             6,953    578,207
    Publicis Groupe SA ADR                                         1,600     33,424
    Rallye SA                                                      6,232    265,209

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
FRANCE -- (Continued)
*   Recylex SA                                                     5,815 $   26,175
    Remy Cointreau SA                                              2,663    262,310
    Renault SA                                                    28,425  2,480,088
    Rexel SA                                                      35,646    892,676
    Rubis SCA                                                      5,005    312,450
    Sa des Ciments Vicat                                           2,827    211,232
    Safran SA                                                     13,140    837,780
    Saft Groupe SA                                                 6,538    207,320
    Sanofi                                                        41,470  4,421,661
    Sanofi ADR                                                    39,660  2,121,017
    Sartorius Stedim Biotech                                         709    106,606
    Schneider Electric SA                                         30,730  2,585,858
    SCOR SE                                                       39,916  1,408,870
    SEB SA                                                         2,875    257,963
    Seche Environnement SA                                           824     33,011
*   Sequana SA                                                     3,568     29,551
    SES SA                                                         7,157    208,168
    Societe BIC SA                                                 3,399    424,450
    Societe d'Edition de Canal +                                  10,759     88,713
    Societe Generale SA                                           80,296  4,535,881
    Societe Internationale de Plantations d'Heveas SA                245     18,369
    Societe Television Francaise 1                                27,609    531,968
    Sodexo                                                         2,674    259,448
*   SOITEC                                                        46,036    104,054
*   Solocal Group                                                 24,084     56,105
    Somfy SA                                                         158     39,379
    Sopra Group SA                                                   846     73,948
    Stallergenes SA                                                   86      6,468
*   Ste Industrielle d'Aviation Latecoere SA                         462      8,302
    Stef                                                             771     51,829
    STMicroelectronics NV(5962332)                               115,993    892,219
#   STMicroelectronics NV(861012102)                              37,473    287,418
    Suez Environnement Co.                                        24,405    425,557
    Sword Group                                                    1,588     33,463
    Synergie SA                                                    5,412     97,666
*   Technicolor SA                                                11,563     62,393
    Technip SA                                                     4,264    446,605
    Teleperformance                                               13,203    698,900
    Thales SA                                                     10,191    624,156
*   Theolia SA                                                    10,847     20,323
    Total Gabon                                                       81     51,976
    Total SA                                                      31,158  1,911,635
    Total SA Sponsored ADR                                        85,482  5,229,789
    Touax SA                                                          25        669
*   Transgene SA                                                   1,406     18,384
*   Trigano SA                                                     2,400     50,939
*   UBISOFT Entertainment                                         21,713    278,526
    Valeo SA                                                      12,678  1,254,225
    Vallourec SA                                                  25,397  1,511,671
*   Valneva SE                                                     1,913     12,437
    Veolia Environnement SA                                       15,723    269,739
    Veolia Environnement SA ADR                                   14,066    242,076

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- ------------
FRANCE -- (Continued)
    Vetoquinol SA                                                    275 $     10,944
    Viel et Co.                                                   12,834       42,350
    Vilmorin & Cie                                                   990      116,793
    Vinci SA                                                      24,668    1,578,411
    Virbac SA                                                        447       89,914
#*  Vivalis SA                                                     1,267        8,239
    Vivendi SA                                                    88,739    2,246,849
    Vranken-Pommery Monopole SA                                      106        3,430
    Zodiac Aerospace                                               6,207      993,163
                                                                         ------------
TOTAL FRANCE                                                              101,937,438
                                                                         ------------
GERMANY -- (4.8%)
*   Aareal Bank AG                                                12,891      494,410
    Adidas AG                                                      7,806      889,459
*   ADVA Optical Networking SE                                    17,734       94,664
*   Air Berlin P.L.C.                                              7,620       17,553
*   Aixtron SE NA                                                 16,599      238,234
    Allgeier SE                                                      553       11,642
    Allianz SE                                                    29,381    4,933,138
    Allianz SE ADR                                                69,550    1,170,526
    Amadeus Fire AG                                                  427       28,103
    Aurubis AG                                                     8,619      543,040
    Axel Springer AG                                               9,141      551,569
    BASF SE                                                       20,037    2,080,131
    BASF SE Sponsored ADR                                          1,000      103,900
    Bauer AG                                                       1,889       46,329
    Bayer AG                                                      13,390    1,661,059
    Bayer AG Sponsored ADR                                           200       24,940
    Bayerische Motoren Werke AG                                   21,127    2,391,121
    BayWa AG                                                       3,034      154,513
    Bechtle AG                                                     2,817      180,649
    Beiersdorf AG                                                  2,608      248,682
    Bertrandt AG                                                     886      115,877
    Bijou Brigitte AG                                                670       70,603
    Bilfinger SE                                                   9,560    1,060,876
    Biotest AG                                                       355       29,354
    Borussia Dortmund GmbH & Co. KGaA                             14,645       75,632
    Brenntag AG                                                    2,240      379,029
    CANCOM SE                                                      3,133      120,144
    Carl Zeiss Meditec AG                                          4,660      147,199
    CAT Oil AG                                                     3,029       73,912
#   Celesio AG                                                    20,896      649,655
    CENIT AG                                                         767       10,761
    CENTROTEC Sustainable AG                                       2,715       67,502
    Cewe Stiftung & Co. KGAA                                       1,156       64,638
    Comdirect Bank AG                                             12,756      144,977
*   Commerzbank AG                                               138,710    1,774,048
    CompuGroup Medical AG                                          1,550       40,375
*   Constantin Medien AG                                             444          993
    Continental AG                                                10,531    1,925,770
    CropEnergies AG                                                5,648       52,839
    CTS Eventim AG                                                 2,398      116,908

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    DAB Bank AG                                                    1,539 $    7,746
    Daimler AG                                                    65,320  5,348,060
    Data Modul AG                                                     96      2,088
    Delticom AG                                                      575     30,324
    Deutsche Bank AG(D18190898)                                   69,178  3,342,681
    Deutsche Bank AG(5750355)                                      5,709    275,911
    Deutsche Boerse AG                                             4,396    330,698
*   Deutsche Lufthansa AG                                         49,873    964,196
    Deutsche Post AG                                              93,390  3,153,909
    Deutsche Telekom AG                                           70,846  1,113,324
    Deutsche Telekom AG Sponsored ADR                            104,159  1,644,671
    Deutsche Wohnen AG                                            22,790    428,608
*   Deutz AG                                                      26,297    249,424
#*  Dialog Semiconductor P.L.C.                                    3,764     72,320
    DMG MORI SEIKI AG                                             15,143    497,773
    Draegerwerk AG & Co. KGaA                                        501     49,584
    Drillisch AG                                                   9,662    248,996
    Duerr AG                                                       5,414    473,826
    E.ON SE                                                      136,572  2,489,501
    E.ON SE Sponsored ADR                                          3,600     65,700
    Eckert & Ziegler AG                                              831     33,803
    Elmos Semiconductor AG                                         1,781     23,395
    ElringKlinger AG                                               5,878    249,928
    Euromicron AG                                                  1,356     32,139
*   Evotec AG                                                     35,662    208,620
    Fielmann AG                                                      537     60,054
*   First Sensor AG                                                  945      9,550
    Fraport AG Frankfurt Airport Services Worldwide                7,117    550,594
    Freenet AG                                                    24,178    628,018
    Fresenius Medical Care AG & Co. KGaA                          21,081  1,393,163
    Fresenius Medical Care AG & Co. KGaA ADR                       4,200    138,264
    Fresenius SE & Co. KGaA                                       13,385  1,737,553
    Fuchs Petrolub AG                                              1,737    118,086
*   GAGFAH SA                                                     11,791    167,135
    GEA Group AG                                                  27,139  1,179,536
    Gerresheimer AG                                                5,573    368,647
    Gerry Weber International AG                                   1,946     80,639
    Gesco AG                                                         578     58,788
    GFK SE                                                         3,236    189,230
    GFT Technologies AG                                            1,798     14,752
#*  Gigaset AG                                                    12,872     17,705
    Grammer AG                                                     3,456    160,806
    Grenkeleasing AG                                               1,850    183,018
*   GSW Immobilien AG                                              3,434    159,691
*   H&R AG                                                         1,360     16,462
    Hamburger Hafen und Logistik AG                                4,131    103,667
    Hannover Rueck SE                                             12,397    992,149
    HeidelbergCement AG                                           20,379  1,604,635
*   Heidelberger Druckmaschinen AG                                66,125    176,776
    Henkel AG & Co. KGaA                                           4,339    400,178
    Highlight Communications AG                                    2,399     12,313
    Hochtief AG                                                    7,054    637,998

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
GERMANY -- (Continued)
    Homag Group AG                                                1,385 $   33,433
    Hugo Boss AG                                                    527     68,650
    Indus Holding AG                                              5,695    204,645
    Infineon Technologies AG                                     60,551    585,790
    Infineon Technologies AG ADR                                 51,213    491,645
    Isra Vision AG                                                  711     34,095
    Jenoptik AG                                                  12,205    213,219
#   K+S AG                                                       13,345    339,091
*   Kloeckner & Co. SE                                           24,236    341,860
    Koenig & Bauer AG                                             1,185     22,613
    Kontron AG                                                   11,542     78,946
    Krones AG                                                     3,020    264,332
    KSB AG                                                           38     24,897
    KUKA AG                                                       4,421    201,208
    KWS Saat AG                                                     383    136,772
    Lanxess AG                                                   10,142    712,291
    Leifheit AG                                                     163      6,649
    Leoni AG                                                      7,756    524,956
    Linde AG                                                      9,915  1,882,120
    LPKF Laser & Electronics AG                                   2,004     41,747
    MAN SE                                                        5,106    615,115
*   Manz AG                                                         880     63,520
    Merck KGaA                                                    6,483  1,078,450
    Metro AG                                                     14,924    699,726
    MLP AG                                                        9,812     61,223
*   Morphosys AG                                                  3,702    286,359
    MTU Aero Engines AG                                           3,208    319,938
    Muenchener Rueckversicherungs AG                             13,745  2,867,650
    MVV Energie AG                                                1,519     50,253
    Nemetschek AG                                                   766     50,557
    Nexus AG                                                        502      7,021
*   Nordex SE                                                    13,855    242,832
    Norma Group SE                                                3,193    159,683
    OHB AG                                                          582     13,852
*   Osram Licht AG                                                2,955    153,053
*   Patrizia Immobilien AG                                        8,889     83,254
    Pfeiffer Vacuum Technology AG                                   797     92,804
    PNE Wind AG                                                  14,369     56,869
    Puma SE                                                         668    198,727
    PVA TePla AG                                                  1,103      4,399
*   QIAGEN NV                                                    45,871  1,052,782
    QSC AG                                                       23,436    145,774
    R Stahl AG                                                      597     28,899
    Rational AG                                                     274     83,904
    Rheinmetall AG                                               10,311    637,462
    Rhoen Klinikum AG                                            24,720    690,838
    RWE AG                                                       52,656  1,939,956
*   SAF-Holland SA                                                8,786    124,901
    Salzgitter AG                                                10,221    449,820
    SAP AG                                                          787     61,584
#   SAP AG Sponsored ADR                                          9,200    720,820
    Schaltbau Holding AG                                            265     14,660

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
GERMANY -- (Continued)
#   SGL Carbon SE                                                  5,895 $   229,888
    SHW AG                                                            96       5,895
    Siemens AG                                                       821     104,917
    Siemens AG Sponsored ADR                                      26,107   3,341,957
*   Singulus Technologies AG                                      10,890      26,647
    Sixt SE                                                        3,720     112,098
    SKW Stahl-Metallurgie Holding AG                               2,207      35,902
*   Sky Deutschland AG                                            48,268     475,675
    SMA Solar Technology AG                                        1,644      67,015
    SMT Scharf AG                                                  1,160      37,573
    Software AG                                                    9,819     363,572
#*  Solarworld AG                                                 27,670      29,510
    Stada Arzneimittel AG                                         13,778     791,983
    STRATEC Biomedical AG                                            978      41,764
*   Stroeer Media AG                                               3,689      63,734
    Suedzucker AG                                                 10,869     349,635
*   Suss Microtec AG                                               4,115      43,637
    Symrise AG                                                     8,140     344,642
    TAG Immobilien AG                                             31,339     378,558
    Takkt AG                                                       6,800     135,027
    Telegate AG                                                    3,104      26,977
*   ThyssenKrupp AG                                               47,834   1,220,405
*   Tipp24 SE                                                        890      57,885
*   Tom Tailor Holding AG                                          3,636      82,873
    Tomorrow Focus AG                                              3,932      23,618
*   TUI AG                                                        39,692     525,850
    United Internet AG                                             6,740     265,867
    Volkswagen AG                                                  2,309     564,656
    Vossloh AG                                                     1,614     166,486
    VTG AG                                                         2,388      49,805
#   Wacker Chemie AG                                               3,473     326,142
    Wacker Neuson SE                                               5,442      83,594
    Washtec AG                                                     1,256      17,920
    Wincor Nixdorf AG                                              2,250     148,766
    Wirecard AG                                                    7,559     275,022
    XING AG                                                          354      35,699
                                                                         -----------
TOTAL GERMANY                                                             85,398,224
                                                                         -----------
GREECE -- (0.2%)
*   Alpha Bank AE                                                 81,161      72,698
    Athens Water Supply & Sewage Co. SA (The)                      6,973      78,684
*   Bank of Cyprus P.L.C.                                        229,580          --
    Bank of Greece                                                 2,794      60,754
*   Ellaktor SA                                                   21,206      92,158
*   Folli Follie SA                                                7,975     236,873
*   Fourlis Holdings SA                                            7,020      33,261
*   Frigoglass SA                                                  9,752      78,013
*   GEK Terna Holding Real Estate Construction SA                  6,564      27,945
    Hellenic Exchanges SA Holding Clearing Settlement and
    Registry                                                      17,568     184,658
    Hellenic Petroleum SA                                         17,587     228,685
*   Hellenic Telecommunications Organization SA                   24,316     306,027
*   Hellenic Telecommunications Organization SA Sponsored ADR      6,000      37,590

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
GREECE -- (Continued)
    Intralot SA-Integrated Lottery Systems & Services             26,355 $   69,570
*   JUMBO SA                                                      21,424    287,459
*   Marfin Investment Group Holdings SA                          142,123     90,613
    Metka SA                                                       6,384    119,862
    Motor Oil Hellas Corinth Refineries SA                        13,116    155,927
*   Mytilineos Holdings SA                                        15,755    127,220
*   National Bank of Greece SA                                    61,269    347,996
#   National Bank of Greece SA ADR                                 2,823     16,515
    OPAP SA                                                       17,826    221,357
*   Piraeus Bank SA                                               19,986     41,720
    Piraeus Port Authority                                         2,736     66,472
    Public Power Corp. SA                                         13,423    199,488
    Terna Energy SA                                                4,910     24,278
*   Titan Cement Co. SA                                           10,553    287,049
*   Viohalco Hellenic Copper and Aluminum Industry SA             20,959    207,467
                                                                         ----------
TOTAL GREECE                                                              3,700,339
                                                                         ----------
HONG KONG -- (1.9%)
    AAC Technologies Holdings, Inc.                               54,000    237,263
    AIA Group, Ltd.                                              370,200  1,879,813
    Alco Holdings, Ltd.                                           20,000      4,258
    Allied Group, Ltd.                                             4,000     14,962
    Allied Properties HK, Ltd.                                   636,068    105,013
*   Apac Resources, Ltd.                                         520,000     10,131
    APT Satellite Holdings, Ltd.                                  92,000     99,937
    Asia Satellite Telecommunications Holdings, Ltd.              39,000    151,369
    Asia Standard International Group                            162,000     36,743
    ASM Pacific Technology, Ltd.                                  13,600    131,257
    Associated International Hotels, Ltd.                         38,000    111,826
    Bank of East Asia, Ltd.                                      132,193    572,888
*   Birmingham International Holdings, Ltd.                      970,000         --
    BOC Hong Kong Holdings, Ltd.                                 151,000    491,191
    Bonjour Holdings, Ltd.                                        74,000     16,014
*   Brightoil Petroleum Holdings, Ltd.                           517,000     88,675
*   Brockman Mining, Ltd.                                        896,780     47,473
    Cafe de Coral Holdings, Ltd.                                  24,000     82,523
    Cathay Pacific Airways, Ltd.                                 144,000    285,264
    Chen Hsong Holdings                                           66,000     20,845
    Cheuk Nang Holdings, Ltd.                                     20,000     18,020
    Cheung Kong Holdings, Ltd.                                   103,000  1,611,210
    Cheung Kong Infrastructure Holdings, Ltd.                     33,000    229,638
    Chevalier International Holdings, Ltd.                        32,000     56,278
*   China Daye Non-Ferrous Metals Mining, Ltd.                   760,163     19,907
*   China Energy Development Holdings, Ltd.                      808,000      9,394
    China Metal International Holdings, Inc.                     190,000     53,377
*   China Nuclear Industry 23 International Corp., Ltd.           22,000      3,176
*   China Outdoor Media Group, Ltd.                              335,000      1,899
#   Chong Hing Bank, Ltd.                                         28,000    126,135
#   Chow Sang Sang Holdings International, Ltd.                   63,000    204,318
    Chow Tai Fook Jewellery Group, Ltd.                           37,400     62,018
    Chu Kong Shipping Enterprise Group Co., Ltd.                  58,000     16,147
    Chuang's Consortium International, Ltd.                      152,000     19,036

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
HONG KONG -- (Continued)
    CITIC Telecom International Holdings, Ltd.                     282,000 $   87,643
    CK Life Sciences International Holdings, Inc.                  908,000     84,280
    CLP Holdings, Ltd.                                              31,500    253,689
*   CP Lotus Corp.                                                  80,000      2,477
    Cross-Harbour Holdings, Ltd. (The)                              40,000     32,220
    CSI Properties, Ltd.                                           579,674     20,163
*   Culture Landmark Investment, Ltd.                               24,400      2,470
#*  Culturecom Holdings, Ltd.                                      200,000     35,835
    Dah Sing Banking Group, Ltd.                                    99,640    187,669
    Dah Sing Financial Holdings, Ltd.                               38,850    242,676
    Dan Form Holdings Co., Ltd.                                     99,000     11,227
    Dickson Concepts International, Ltd.                            55,000     34,245
    Dorsett Hospitality International, Ltd.                         87,000     19,070
    Emperor Capital Group, Ltd.                                    126,000      5,616
    Emperor Entertainment Hotel, Ltd.                              215,000    108,062
    Emperor International Holdings                                 213,333     61,306
    Emperor Watch & Jewellery, Ltd.                                790,000     63,239
*   EPI Holdings, Ltd.                                           2,080,000     61,615
    Esprit Holdings, Ltd.                                          456,282    841,309
*   eSun Holdings, Ltd.                                            212,000     28,430
    Fairwood, Ltd.                                                  21,000     43,015
#   Far East Consortium International, Ltd.                        191,682     63,333
*   FIH Mobile, Ltd.                                               628,000    352,939
    First Pacific Co., Ltd.                                        496,400    564,426
*   Fountain SET Holdings, Ltd.                                    132,000     17,889
*   FU JI Food and Catering Services Holdings, Ltd.                  2,700        565
#*  G-Resources Group, Ltd.                                      6,640,800    198,466
*   Galaxy Entertainment Group, Ltd.                                59,000    440,428
#*  Genting Hong Kong, Ltd.                                        281,000    127,494
    Get Nice Holdings, Ltd.                                      1,122,000     51,330
    Giordano International, Ltd.                                   164,000    153,838
    Glorious Sun Enterprises, Ltd.                                 170,000     38,814
    Gold Peak Industries Holding, Ltd.                             262,000     28,393
#   Guotai Junan International Holdings, Ltd.                       71,000     30,427
#   Haitong International Securities Group, Ltd.                    63,000     30,985
    Hang Lung Group, Ltd.                                          102,000    538,266
    Hang Lung Properties, Ltd.                                     250,000    823,281
    Hang Seng Bank, Ltd.                                            12,000    200,478
#   Harbour Centre Development, Ltd.                                21,000     38,525
    Henderson Land Development Co., Ltd.                           175,270  1,035,993
    HKR International, Ltd.                                        186,400     91,156
    Hon Kwok Land Investment Co., Ltd.                              20,000      7,706
    Hong Kong & China Gas Co., Ltd.                                 71,886    167,554
    Hong Kong Aircraft Engineering Co., Ltd.                         2,400     32,185
#   Hong Kong Exchanges and Clearing, Ltd.                          22,619    365,766
#   Hong Kong Television Network, Ltd. ADR                           3,847     24,659
    Hongkong & Shanghai Hotels (The)                               137,500    216,384
    Hongkong Chinese, Ltd.                                         184,495     40,968
    Hopewell Holdings, Ltd.                                        145,500    490,942
    Hsin Chong Construction Group, Ltd.                            118,000     16,121
    Hung Hing Printing Group, Ltd.                                  92,000     13,287
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          333,000    147,414

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
HONG KONG -- (Continued)
    Hutchison Whampoa, Ltd.                                        140,000 $1,743,590
    Hysan Development Co., Ltd.                                     59,000    276,371
*   Imagi International Holdings, Ltd.                             728,000      8,728
#*  Integrated Waste Solutions Group Holdings, Ltd.                224,000     39,293
*   IRC, Ltd.                                                      266,000     28,787
#   IT, Ltd.                                                       128,000     38,958
    Johnson Electric Holdings, Ltd.                                349,500    251,560
    K Wah International Holdings, Ltd.                             271,167    148,704
    Kerry Properties, Ltd.                                         106,500    463,216
*   King Stone Energy Group, Ltd.                                  324,000     14,555
    Kingmaker Footwear Holdings, Ltd.                              186,000     42,945
    Kingston Financial Group, Ltd.                                 717,000     81,349
    Kowloon Development Co., Ltd.                                  103,000    127,147
    L'Occitane International SA                                     14,250     32,322
#*  L'sea Resources International Holdings, Ltd.                   280,000     14,807
*   Lai Sun Development                                          3,134,000     89,743
    Li & Fung, Ltd.                                                238,000    334,633
    Lifestyle International Holdings, Ltd.                          34,000     74,094
*   Lifestyle Properties Development, Ltd.                           1,450        294
    Lippo China Resources, Ltd.                                    794,000     24,045
    Liu Chong Hing Investment                                       38,000     84,396
#   Luk Fook Holdings International, Ltd.                           59,000    209,868
    Lung Kee Bermuda Holdings                                       40,000     14,748
    Magnificent Estates                                            500,000     24,208
    Man Wah Holdings, Ltd.                                          49,200     84,542
    Melco International Development, Ltd.                          161,000    506,403
    MGM China Holdings, Ltd.                                        19,600     67,835
#   Midland Holdings, Ltd.                                         166,666     67,920
*   Ming Fung Jewellery Group, Ltd.                                770,000     24,618
    Miramar Hotel & Investment                                       9,000     11,542
#*  Mongolian Mining Corp.                                         287,500     47,476
    MTR Corp., Ltd.                                                 70,789    273,777
    NagaCorp, Ltd.                                                 148,000    136,670
    National Electronic Hldgs                                       28,000      3,501
    Natural Beauty Bio-Technology, Ltd.                            100,000      6,450
*   Neo-Neon Holdings, Ltd.                                        136,500     31,641
    New World Development Co., Ltd.                                575,367    797,448
    Newocean Energy Holdings, Ltd.                                 194,000    118,628
*   Next Media, Ltd.                                                76,000      8,333
    NWS Holdings, Ltd.                                             184,171    288,551
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.         675,000     32,664
    Orient Overseas International, Ltd.                             58,000    299,577
    Oriental Watch Holdings                                        138,400     44,271
    Pacific Andes International Holdings, Ltd.                     752,405     33,930
    Pacific Basin Shipping, Ltd.                                   445,000    318,445
    Pacific Textile Holdings, Ltd.                                  74,000    101,373
    Paliburg Holdings, Ltd.                                        130,000     41,752
*   Pan Asia Environmental Protection Group, Ltd.                   86,000     15,973
    PCCW, Ltd.                                                     516,000    233,662
*   Pearl Oriental Oil, Ltd.                                       389,000     13,363
    Pico Far East Holdings, Ltd.                                   144,000     45,539
    Playmates Holdings, Ltd.                                         2,000      2,514

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
HONG KONG -- (Continued)
*   PME Group, Ltd.                                              430,000 $   16,623
    PNG Resources Holdings, Ltd.                                 352,000      5,850
    Polytec Asset Holdings, Ltd.                                 275,000     35,138
    Power Assets Holdings, Ltd.                                   44,500    370,164
    Public Financial Holdings, Ltd.                               72,000     37,633
    PYI Corp., Ltd.                                              766,000     18,575
    Regal Hotels International Holdings, Ltd.                    142,000     77,658
    Richfield Group Holdings, Ltd.                               280,000      7,471
    SA SA International Holdings, Ltd.                            48,000     52,549
    Samsonite International SA                                    68,400    186,527
    Sands China, Ltd.                                             10,400     74,213
    SEA Holdings, Ltd.                                            90,000     51,081
    Shangri-La Asia, Ltd.                                        325,166    598,211
    Shenyin Wanguo HK, Ltd.                                       75,000     26,674
    Shun Tak Holdings, Ltd.                                      483,499    280,081
#*  Silver base Group Holdings, Ltd.                             162,546     27,012
    Singamas Container Holdings, Ltd.                            404,000     93,767
    Sino Land Co., Ltd.                                          464,391    651,306
*   Sino-Tech International Holdings, Ltd.                       760,000      3,234
    Sitoy Group Holdings, Ltd.                                    21,000     11,524
    SJM Holdings, Ltd.                                            54,000    174,253
#   SmarTone Telecommunications Holdings, Ltd.                    66,305     87,328
    SOCAM Development, Ltd.                                       44,444     52,852
*   South China China, Ltd.                                      464,000     44,415
#   Stella International Holdings, Ltd.                           36,500     90,092
    Stelux Holdings International, Ltd.                           43,000     14,643
    Sun Hung Kai & Co., Ltd.                                     165,529     93,185
    Sun Hung Kai Properties, Ltd.                                128,249  1,676,591
    Swire Properties, Ltd.                                        35,600     96,427
    TAI Cheung Holdings                                           94,000     71,305
    TAI Sang Land Developement, Ltd.                              20,710     10,175
    Tan Chong International, Ltd.                                 24,000      9,508
    Tao Heung Holdings, Ltd.                                       2,000      1,534
#*  Taung Gold International, Ltd.                               500,000     10,254
    Techtronic Industries Co.                                    187,500    471,380
    Television Broadcasts, Ltd.                                   25,700    150,092
    Texwinca Holdings, Ltd.                                      110,000    112,381
*   Titan Petrochemicals Group, Ltd.                             380,000        123
*   Tom Group, Ltd.                                               60,000     11,523
    Tongda Group Holdings, Ltd.                                  530,000     30,082
    Tradelink Electronic Commerce, Ltd.                           14,000      3,466
    Transport International Holdings, Ltd.                        46,800    105,387
    Trinity, Ltd.                                                274,000    102,421
*   TSC Group Holdings, Ltd.                                     199,000     67,522
#*  United Laboratories International Holdings, Ltd. (The)       152,500     64,326
*   Universal Technologies Holdings, Ltd.                         70,000      4,065
*   Value Convergence Holdings, Ltd.                              60,000      8,868
    Value Partners Group, Ltd.                                   102,000     61,906
    Vanke Property Overseas, Ltd.                                  2,000      2,858
    Varitronix International, Ltd.                               113,000    100,459
    Victory City International Holdings, Ltd.                    281,484     39,537
    Vitasoy International Holdings, Ltd.                          80,000    103,160

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
HONG KONG -- (Continued)
    VST Holdings, Ltd.                                           165,600 $    32,682
    VTech Holdings, Ltd.                                           9,200     131,373
    Wharf Holdings, Ltd.                                         133,000   1,124,372
    Wheelock & Co., Ltd.                                         142,000     726,501
    Wing Hang Bank, Ltd.                                          36,480     517,366
    Wing On Co. International, Ltd.                               32,000      92,028
    Wing Tai Properties, Ltd.                                    102,000      61,950
    Wynn Macau, Ltd.                                              51,200     195,223
    Xinyi Glass Holdings, Ltd.                                   370,000     366,923
    YGM Trading, Ltd.                                             20,000      45,080
    Yue Yuen Industrial Holdings, Ltd.                           117,500     322,641
                                                                         -----------
TOTAL HONG KONG                                                           33,334,573
                                                                         -----------
HUNGARY -- (0.1%)
*   FHB Mortgage Bank P.L.C.                                       6,244      10,188
    Magyar Telekom Telecommunications P.L.C.                      53,358      73,163
    Magyar Telekom Telecommunications P.L.C. Sponsored ADR         4,178      28,661
    MOL Hungarian Oil and Gas P.L.C.                               2,028     138,662
    OTP Bank P.L.C.                                               31,484     653,141
*   PannErgy                                                       3,649       4,958
    Richter Gedeon Nyrt                                            9,150     173,990
                                                                         -----------
TOTAL HUNGARY                                                              1,082,763
                                                                         -----------
INDIA -- (1.3%)
    Aban Offshore, Ltd.                                            3,528      14,614
    ABB India, Ltd.                                                3,501      35,595
*   ABG Shipyard, Ltd.                                             7,485      35,541
    ACC, Ltd.                                                      9,459     174,595
    Adani Enterprises, Ltd.                                       25,688      86,672
    Adani Ports and Special Economic Zone                         15,220      35,957
*   Adani Power, Ltd.                                            133,476      70,523
    Aditya Birla Nuvo, Ltd.                                        8,641     171,861
    AIA Engineering, Ltd.                                          1,042       6,587
    Akzo Nobel India, Ltd.                                           399       5,411
    Alembic Pharmaceuticals, Ltd.                                  4,113      13,284
    Allahabad Bank                                                40,781      60,774
    Allcargo Logistics, Ltd.                                         986       1,478
*   Alok Industries, Ltd.                                         90,000      11,638
    Alstom India, Ltd.                                             5,412      30,681
    Amara Raja Batteries, Ltd.                                       452       2,307
    Ambuja Cements, Ltd.                                          55,547     169,157
    Amtek Auto, Ltd.                                              17,358      18,298
    Anant Raj, Ltd.                                               27,862      25,092
    Andhra Bank                                                   23,063      22,007
    Apollo Hospitals Enterprise, Ltd.                              9,322     137,099
    Apollo Tyres, Ltd.                                            44,025      48,879
    Arvind, Ltd.                                                  42,552      73,624
    Ashok Leyland, Ltd.                                          200,290      56,316
    Asian Paints, Ltd.                                            15,640     136,931
    Aurobindo Pharma, Ltd.                                        57,865     203,871
    Axis Bank, Ltd.                                               16,546     329,451
    Bajaj Auto, Ltd.                                               3,566     123,534

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
INDIA -- (Continued)
    Bajaj Electricals, Ltd.                                       4,500 $ 12,094
    Bajaj Finance, Ltd.                                           2,807   62,247
    Bajaj Finserv, Ltd.                                           7,080   73,818
    Bajaj Hindusthan, Ltd.                                       80,199   17,705
    Bajaj Holdings and Investment, Ltd.                           7,265   97,712
    Ballarpur Industries, Ltd.                                   70,689   14,757
    Balrampur Chini Mills, Ltd.                                  21,074   14,059
    Bank of Baroda                                               10,597  111,175
    Bank of India                                                31,444  108,318
    Bank Of Maharashtra                                          32,893   21,072
    BASF India, Ltd.                                                873    8,494
    Bata India, Ltd.                                              6,548   97,249
    BEML, Ltd.                                                    2,355    7,203
    Berger Paints India, Ltd.                                    26,560   99,079
    BGR Energy Systems, Ltd.                                      2,982    5,607
    Bharat Electronics, Ltd.                                      3,237   55,478
    Bharat Forge, Ltd.                                           14,420   69,937
    Bharat Heavy Electricals, Ltd.                               52,635  120,783
    Bharat Petroleum Corp., Ltd.                                 17,253  100,745
    Bharti Airtel, Ltd.                                          41,564  247,679
    Bhushan Steel, Ltd.                                          16,410  128,266
    Biocon, Ltd.                                                  8,934   50,211
    Birla Corp., Ltd.                                             4,033   14,104
    Bombay Dyeing & Manufacturing Co., Ltd.                      13,374   14,870
    Bosch, Ltd.                                                     584   83,460
    Britannia Industries, Ltd.                                    2,752   41,993
    Cadila Healthcare, Ltd.                                       8,226   88,333
    Cairn India, Ltd.                                            40,339  209,480
    Canara Bank                                                  19,638   82,737
    Capital First, Ltd.                                           6,323   15,772
    Carborundum Universal, Ltd.                                   4,300    7,928
    Central Bank Of India                                        53,793   47,651
    Century Plyboards India, Ltd.                                 6,288    2,848
    Century Textiles & Industries, Ltd.                           8,710   38,727
    CESC, Ltd.                                                    9,515   57,711
    Chambal Fertilizers & Chemicals, Ltd.                        26,495   14,983
*   Chennai Petroleum Corp., Ltd.                                11,326    9,694
    Cipla, Ltd.                                                  20,566  138,394
    City Union Bank, Ltd.                                        51,975   40,711
    CMC, Ltd.                                                     1,382   30,337
    Colgate-Palmolive India, Ltd.                                 3,054   61,544
    Container Corp. Of India                                      9,341  115,353
    Coromandel International, Ltd.                                6,023   21,726
    Corp. Bank                                                    9,596   44,698
    Crompton Greaves, Ltd.                                       47,273   81,196
    Cummins India, Ltd.                                           6,720   43,231
    Dabur India, Ltd.                                            30,848   89,173
*   DB Realty, Ltd.                                              17,964   17,840
    Dena Bank                                                    12,195   10,642
*   Development Credit Bank, Ltd.                                22,854   19,048
    Dewan Housing Finance Corp., Ltd.                             8,991   22,403
*   Dish TV India, Ltd.                                          44,632   38,952

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Divi's Laboratories, Ltd.                                      2,878 $ 45,501
    DLF, Ltd.                                                     64,283  158,420
    Dr Reddy's Laboratories, Ltd. ADR                              5,899  233,895
*   Educomp Solutions, Ltd.                                       10,613    4,118
    Eicher Motors, Ltd.                                            2,071  133,351
    EID Parry India, Ltd.                                         10,009   23,282
    EIH, Ltd.                                                     19,189   17,160
    Engineers India, Ltd.                                          1,072    3,085
*   Era Infra Engineering, Ltd.                                   11,512    7,101
    Escorts, Ltd.                                                  9,996   15,728
*   Essar Oil, Ltd.                                               61,934   52,485
    Essar Ports, Ltd.                                             11,170   11,089
    Exide Industries, Ltd.                                        31,311   63,471
    FAG Bearings India, Ltd.                                         182    3,986
    FDC, Ltd.                                                      3,431    4,940
    Federal Bank, Ltd.                                           137,555  184,516
    Financial Technologies India, Ltd.                             3,882   10,957
    Finolex Industries, Ltd.                                       8,558   17,935
*   Fortis Healthcare, Ltd.                                       10,077   16,078
*   Future Lifestyle Fashions, Ltd.                                2,977    3,440
    Future Retail, Ltd.                                            8,932   11,043
    GAIL India, Ltd.                                              43,856  251,284
    Gateway Distriparks, Ltd.                                      8,076   14,952
*   Gitanjali Gems, Ltd.                                           9,642   10,218
    GlaxoSmithKline Pharmaceuticals, Ltd.                          1,552   61,337
    Glenmark Pharmaceuticals, Ltd.                                11,592  105,835
    GMR Infrastructure, Ltd.                                     195,631   68,982
    Godfrey Phillips India, Ltd.                                      51    2,175
    Godrej Industries, Ltd.                                       16,308   78,090
    Graphite India, Ltd.                                           5,318    6,532
    Grasim Industries, Ltd.                                        5,183  237,233
    Great Eastern Shipping Co., Ltd. (The)                        13,008   58,916
    Greaves Cotton, Ltd.                                           4,904    4,783
    Gujarat Alkalies & Chemicals, Ltd.                             2,388    6,257
    Gujarat Fluorochemicals, Ltd.                                  3,905   15,787
    Gujarat Mineral Development Corp., Ltd.                       12,483   20,886
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.           2,664    2,669
*   Gujarat NRE Coke, Ltd.                                        49,906   10,568
    Gujarat State Fertilisers & Chemicals, Ltd.                   20,165   19,586
    Gujarat State Petronet, Ltd.                                  28,545   25,988
*   GVK Power & Infrastructure, Ltd.                              63,703    7,512
*   Hathway Cable & Datacom, Ltd.                                  1,703    7,886
    Havells India, Ltd.                                            5,887   70,961
*   HCL Infosystems, Ltd.                                         22,200    8,487
    HCL Technologies, Ltd.                                        17,304  307,835
    HDFC Bank, Ltd.                                               47,200  524,993
    HDFC Bank, Ltd. ADR                                            2,000   72,500
    Hero Motocorp, Ltd.                                            2,207   74,387
*   Hexa Tradex, Ltd.                                              5,313    1,212
    Hexaware Technologies, Ltd.                                   34,366   74,041
*   Himachal Futuristic Communications, Ltd.                      88,611   12,319
    Himadri Chemicals & Industries, Ltd.                          19,864    4,958

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Hindalco Industries, Ltd.                                    240,147 $450,363
*   Hindustan Construction Co., Ltd.                             129,998   29,957
    Hindustan Petroleum Corp., Ltd.                               14,756   48,302
    Honeywell Automation India, Ltd.                                 710   28,579
*   Housing Development & Infrastructure, Ltd.                    56,075   39,001
    HSIL, Ltd.                                                    19,048   25,259
    HT Media, Ltd.                                                11,369   15,296
    ICICI Bank, Ltd.                                               9,160  166,309
    ICICI Bank, Ltd. Sponsored ADR                                17,656  658,922
    IDBI Bank, Ltd.                                               42,786   47,065
    Idea Cellular, Ltd.                                          146,697  410,787
    IDFC, Ltd.                                                   142,144  245,652
    IFCI, Ltd.                                                    70,683   28,023
    India Cements, Ltd.                                           40,443   32,889
    India Infoline, Ltd.                                          56,463   52,329
    Indian Bank                                                   21,645   29,692
    Indian Hotels Co., Ltd.                                       58,430   46,589
    Indian Oil Corp., Ltd.                                        11,712   38,635
    Indian Overseas Bank                                          44,957   37,269
    Indraprastha Gas, Ltd.                                         3,321   14,867
    IndusInd Bank, Ltd.                                           51,899  375,726
    Infosys, Ltd.                                                  5,251  279,610
    Infosys, Ltd. Sponsored ADR                                    1,610   85,427
    Infotech Enterprises, Ltd.                                     1,202    4,918
    ING Vysya Bank, Ltd.                                           7,120   68,351
    Ipca Laboratories, Ltd.                                        5,325   58,910
    IRB Infrastructure Developers, Ltd.                           12,168   15,901
    ITC, Ltd.                                                     19,410  105,488
    Jagran Prakashan, Ltd.                                        14,570   20,254
    Jain Irrigation Systems, Ltd.                                 62,508   68,026
    Jaiprakash Associates, Ltd.                                  206,499  160,069
*   Jaiprakash Power Ventures, Ltd.                               27,569    8,255
    Jammu & Kashmir Bank, Ltd.                                     3,646   77,876
    Jaypee Infratech, Ltd.                                         5,551    1,617
*   Jet Airways India, Ltd.                                        3,135   17,371
    Jindal Saw, Ltd.                                              26,565   20,599
*   Jindal Stainless, Ltd.                                           282      176
    Jindal Steel & Power, Ltd.                                    32,951  129,070
    JM Financial, Ltd.                                            45,037   20,406
    JSW Energy, Ltd.                                              93,328   70,407
    JSW Steel, Ltd.                                               18,599  260,603
*   Jubilant Foodworks, Ltd.                                       1,135   22,462
    Jubilant Life Sciences, Ltd.                                   5,040    8,185
    Jyothy Laboratories, Ltd.                                      3,882   11,757
    Kajaria Ceramics, Ltd.                                           392    1,540
*   Kakinada Fertilizers, Ltd.                                    69,051   12,596
    Kalpataru Power Transmission, Ltd.                             1,245    1,573
    Karnataka Bank, Ltd.                                          25,200   41,614
    Karur Vysya Bank, Ltd.                                         6,700   37,354
    Kotak Mahindra Bank, Ltd.                                     23,660  290,174
    KPIT Cummins Infosystems, Ltd.                                24,990   59,328
*   KSK Energy Ventures, Ltd.                                      4,226    4,104

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
INDIA -- (Continued)
    Lakshmi Machine Works, Ltd.                                      692 $ 26,481
*   Lanco Infratech, Ltd.                                        138,520   13,838
    Larsen & Toubro, Ltd.                                         18,319  290,008
    Lupin, Ltd.                                                   12,300  177,258
    Maharashtra Seamless, Ltd.                                     6,338   16,389
    Mahindra & Mahindra Financial Services, Ltd.                  38,440  177,456
    Mahindra & Mahindra, Ltd.                                     18,988  273,442
    Mahindra & Mahindra, Ltd. GDR                                 12,272  161,894
    Mahindra Lifespace Developers, Ltd.                            3,460   24,103
*   Mangalore Refinery & Petrochemicals, Ltd.                     46,650   30,378
    Maruti Suzuki India, Ltd.                                      7,420  197,659
    MAX India, Ltd.                                               16,870   51,819
    McLeod Russel India, Ltd.                                     12,761   56,903
    MindTree, Ltd.                                                 1,785   40,225
    Monnet Ispat & Energy, Ltd.                                    3,882    8,242
    Motherson Sumi Systems, Ltd.                                  19,578   85,523
    Motilal Oswal Financial Services, Ltd.                         6,733    7,707
    Mphasis, Ltd.                                                 11,064   76,145
    MRF, Ltd.                                                        248   63,164
*   Nagarjuna Oil Refinery, Ltd.                                  62,774    4,347
    Natco Pharma, Ltd.                                               579    6,354
    National Aluminium Co., Ltd.                                 104,971   62,613
    Nava Bharat Ventures, Ltd.                                     1,957    4,966
    Navneet Education, Ltd.                                        3,710    3,274
    NCC, Ltd.                                                     31,522   13,325
    NHPC, Ltd.                                                   121,665   35,765
    NIIT Technologies, Ltd.                                        6,924   31,450
    NTPC, Ltd.                                                     9,275   22,454
    Oberoi Realty, Ltd.                                              194      596
    Oil & Natural Gas Corp., Ltd.                                 19,773   94,195
    Oil India, Ltd.                                                3,393   26,120
    OMAXE, Ltd.                                                   11,350   25,947
    Opto Circuits India, Ltd.                                     22,089    8,261
*   Oracle Financial Services Software, Ltd.                       2,009  104,616
    Orient Cement Ltd.                                             9,034    5,524
    Oriental Bank of Commerce                                     16,218   47,554
    Orissa Minerals Development Co., Ltd.                            220    7,613
*   Parsvnath Developers, Ltd.                                     3,755    1,600
    Peninsula Land, Ltd.                                          10,444    5,214
*   Peter England Fashions and Retail, Ltd.                        1,786    2,946
    Petronet LNG, Ltd.                                            34,000   68,312
    Phoenix Mills, Ltd.                                            5,631   21,421
    Pidilite Industries, Ltd.                                     11,464   53,688
*   Pipavav Defence & Offshore Engineering Co., Ltd.              25,205   21,113
    Piramal Enterprises, Ltd.                                     13,032  119,295
    Power Grid Corp. of India, Ltd.                               37,509   61,689
    Prestige Estates Projects, Ltd.                                  686    1,598
    PTC India, Ltd.                                               36,971   33,671
*   Punj Lloyd, Ltd.                                              71,973   32,965
    Punjab National Bank                                           1,815   16,147
    Radico Khaitan, Ltd.                                           6,715   15,901
    Rain Industries, Ltd.                                         12,419    7,318

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
INDIA -- (Continued)
    Rallis India, Ltd.                                             2,446 $    6,322
    Ramco Cements, Ltd. (The)                                     15,000     43,294
*   Ranbaxy Laboratories, Ltd.                                    21,301    135,501
    Raymond, Ltd.                                                  6,963     30,227
    Redington India, Ltd.                                         20,505     20,630
    REI Agro, Ltd.                                                71,019      7,387
    Reliance Capital, Ltd.                                        22,668    137,067
    Reliance Communications, Ltd.                                107,504    258,514
    Reliance Industries, Ltd.                                     68,163  1,014,526
    Reliance Industries, Ltd. GDR                                  9,355    278,851
    Reliance Infrastructure, Ltd.                                  9,563     67,266
*   Reliance Power, Ltd.                                         123,191    146,774
    Rolta India, Ltd.                                             21,070     21,523
    Ruchi Soya Industries, Ltd.                                   16,055      9,132
    Rural Electrification Corp., Ltd.                             13,757     43,555
    Sadbhav Engineering, Ltd.                                      4,350      4,492
    Sanofi India, Ltd.                                             1,238     49,446
    Sesa Sterlite, Ltd.                                          106,201    347,353
*   Sesa Sterlite, Ltd. ADR                                       15,041    194,034
*   Shipping Corp. of India, Ltd.                                 26,115     14,738
    Shree Cement, Ltd.                                             1,212     87,373
    Shree Renuka Sugars, Ltd.                                     66,795     24,542
    Shriram Transport Finance Co., Ltd.                            7,725     77,251
    Sintex Industries, Ltd.                                       35,352     18,831
    SKF India, Ltd.                                                3,176     30,936
    Sobha Developers, Ltd.                                         5,557     28,035
    South Indian Bank, Ltd.                                      100,340     34,512
    SRF, Ltd.                                                      8,369     22,285
*   Star Ferro and Cement, Ltd.                                    6,288      2,353
    State Bank of Bikaner & Jaipur                                   887      4,678
    State Bank of India                                            6,398    186,899
    State Bank of India GDR                                        2,351    137,849
    Steel Authority of India, Ltd.                                32,423     32,766
*   Sterling Biotech, Ltd.                                        11,381        965
    Sterlite Technologies, Ltd.                                   15,181      5,129
    Strides Arcolab, Ltd.                                          6,009     85,296
*   Sun Pharma Advanced Research Co., Ltd.                        11,442     24,285
    Sun Pharmaceutical Industries, Ltd.                           13,022    128,615
    Sun TV Network, Ltd.                                           7,669     52,332
    Supreme Industries, Ltd.                                      13,945     88,794
*   Suzlon Energy, Ltd.                                          194,587     30,368
    Syndicate Bank                                                33,071     44,078
    Tata Chemicals, Ltd.                                          15,664     68,358
    Tata Communications, Ltd.                                      9,010     38,735
    Tata Consultancy Services, Ltd.                                4,166    142,865
    Tata Global Beverages, Ltd.                                   71,709    191,334
    Tata Motors, Ltd.                                            127,048    787,504
    Tata Power Co., Ltd.                                          61,893     82,674
    Tata Steel, Ltd.                                              51,333    281,336
*   Tata Teleservices Maharashtra, Ltd.                           65,868      7,531
    Tech Mahindra, Ltd.                                           11,466    289,012
    Thermax, Ltd.                                                  3,559     36,506

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDIA -- (Continued)
    Timken India, Ltd.                                               1,690 $     4,296
    Titan Industries, Ltd.                                           9,863      43,318
    Torrent Pharmaceuticals, Ltd.                                    4,250      30,812
    Torrent Power, Ltd.                                             10,757      14,658
    Trent, Ltd.                                                        655       9,808
    Triveni Turbine, Ltd.                                           41,519      35,479
    Tube Investments of India, Ltd.                                 18,724      44,609
*   TV18 Broadcast, Ltd.                                            35,160      13,268
    TVS Motor Co., Ltd.                                             34,636      28,646
    UCO Bank                                                        28,541      33,706
    Ultratech Cement, Ltd.                                           4,462     142,296
    Unichem Laboratories, Ltd.                                       2,817       8,203
    Union Bank of India                                             29,326      58,909
*   Unitech, Ltd.                                                  275,150      78,198
    United Spirits, Ltd.                                            14,414     602,948
    UPL, Ltd.                                                       47,856     127,622
*   Vardhman Special Steels, Ltd.                                      555         127
    Vardhman Textiles, Ltd.                                          2,777      16,056
*   Videocon Industries, Ltd.                                       10,131      28,602
    Vijaya Bank                                                     34,615      23,258
    Voltas, Ltd.                                                    27,567      40,074
    Welspun Corp., Ltd.                                             15,250      10,547
    Wipro, Ltd.                                                     20,467     159,680
    Wockhardt, Ltd.                                                  5,875      42,611
    Yes Bank, Ltd.                                                  24,521     146,939
    Zee Entertainment Enterprises, Ltd.                             52,912     228,867
    Zensar Technologies, Ltd.                                        4,461      19,547
                                                                           -----------
TOTAL INDIA                                                                 23,751,515
                                                                           -----------
INDONESIA -- (0.6%)
    Adaro Energy Tbk PT                                          1,697,000     153,417
    Adhi Karya Persero Tbk PT                                      247,500      42,774
    Agung Podomoro Land Tbk PT                                     395,500       9,806
    AKR Corporindo Tbk PT                                          357,000     153,429
    Alam Sutera Realty Tbk PT                                    1,969,500     106,205
    Aneka Tambang Persero Tbk PT                                 1,060,000     150,222
    Arwana Citramulia Tbk PT                                       200,000      15,964
    Asahimas Flat Glass Tbk PT                                      86,500      63,351
    Astra Agro Lestari Tbk PT                                       69,500     114,567
    Astra International Tbk PT                                     723,500     426,567
*   Bakrie and Brothers Tbk PT                                   5,212,000      23,118
*   Bakrie Sumatera Plantations Tbk PT                           1,417,000       6,287
*   Bakrie Telecom Tbk PT                                        4,680,500      20,735
*   Bakrieland Development Tbk PT                                3,393,500      15,064
    Bank Bukopin Tbk PT                                            612,000      35,255
    Bank Central Asia Tbk PT                                       256,000     237,186
    Bank Danamon Indonesia Tbk PT                                  560,263     213,868
    Bank Mandiri Persero Tbk PT                                    561,909     429,073
    Bank Negara Indonesia Persero Tbk PT                         1,030,120     439,127
*   Bank Pan Indonesia Tbk PT                                    1,316,000      83,844
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT           738,500      59,740
*   Bank Permata Tbk PT                                              1,500         189

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
INDONESIA -- (Continued)
    Bank Rakyat Indonesia Persero Tbk PT                           630,500 $442,502
    Bank Tabungan Negara Persero Tbk PT                            790,241   68,018
*   Bank Tabungan Pensiunan Nasional Tbk PT                         54,000   20,941
*   Barito Pacific Tbk PT                                          293,000   12,480
*   Bayan Resources Tbk PT                                          16,000   12,342
*   Benakat Petroleum Energy Tbk PT                                398,500    4,204
*   Berlian Laju Tanker Tbk PT                                     514,666       --
    Bisi International PT                                          255,500   13,805
    Bumi Serpong Damai PT                                        1,396,000  193,652
    BW Plantation Tbk PT                                           436,500   35,983
*   Central Proteinaprima Tbk PT                                 4,938,500   21,907
    Charoen Pokphand Indonesia Tbk PT                              659,000  227,760
    Ciputra Development Tbk PT                                   2,037,576  185,912
    Ciputra Surya Tbk PT                                           205,500   41,344
*   Citra Marga Nusaphala Persada Tbk PT                           348,000   97,973
*   Darma Henwa Tbk PT                                           3,062,000   13,582
*   Delta Dunia Makmur Tbk PT                                    1,339,500   10,317
*   Energi Mega Persada Tbk PT                                   6,952,500   49,308
*   Exploitasi Energi Indonesia Tbk PT                           1,212,500   27,962
    Gajah Tunggal Tbk PT                                           407,500   83,060
    Global Mediacom Tbk PT                                       1,408,500  238,569
    Gudang Garam Tbk PT                                             50,000  163,476
*   Hanson International Tbk PT                                    744,500   34,985
    Harum Energy Tbk PT                                            224,000   62,467
    Hexindo Adiperkasa Tbk PT                                       75,000   20,953
    Holcim Indonesia Tbk PT                                        435,500   99,458
*   Indah Kiat Pulp & Paper Corp. Tbk PT                           490,500   66,934
    Indika Energy Tbk PT                                           388,000   26,821
    Indo Tambangraya Megah Tbk PT                                   25,000   66,288
    Indocement Tunggal Prakarsa Tbk PT                             121,500  225,164
    Indofood CBP Sukses Makmur Tbk PT                               19,000   18,863
    Indofood Sukses Makmur Tbk PT                                  675,000  397,660
    Indosat Tbk PT                                                  33,500   13,067
    Indosat Tbk PT ADR                                               1,609   32,984
*   Inovisi Infracom Tbk PT                                          7,778      531
    Intiland Development Tbk PT                                  1,083,000   35,493
    Japfa Comfeed Indonesia Tbk PT                               1,047,500  129,994
    Jasa Marga Persero Tbk PT                                      239,500  111,497
    Kalbe Farma Tbk PT                                           2,130,000  245,234
    Kawasan Industri Jababeka Tbk PT                             4,401,605   95,462
*   Lippo Cikarang Tbk PT                                          109,000   65,087
*   Lippo Karawaci Tbk PT                                        4,388,250  439,405
    Malindo Feedmill Tbk PT                                         60,500   18,090
    Matahari Putra Prima Tbk PT                                    520,000  110,614
    Mayora Indah Tbk PT                                            124,833  323,927
    Medco Energi Internasional Tbk PT                              325,000   70,622
    Media Nusantara Citra Tbk PT                                   613,000  135,759
    Mitra Adiperkasa Tbk PT                                         60,500   28,970
    MNC Investama Tbk PT                                         4,082,500  126,659
    Nusantara Infrastructure Tbk PT                                815,000   18,436
    Pabrik Kertas Tjiwi Kimia Tbk PT                               156,500   26,856
    Pakuwon Jati Tbk PT                                          2,408,000   66,076

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
INDONESIA -- (Continued)
*   Panin Financial Tbk PT                                       4,108,500 $    72,823
    Pembangunan Perumahan Persero Tbk PT                           475,000      55,118
    Perusahaan Gas Negara Persero Tbk PT                           192,500      87,066
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT          647,500      91,816
*   Polychem Indonesia Tbk PT                                      324,500       8,626
    Ramayana Lestari Sentosa Tbk PT                                834,824      91,066
    Resource Alam Indonesia Tbk PT                                  57,000      12,878
    Salim Ivomas Pratama Tbk PT                                    192,000      13,614
    Sampoerna Agro PT                                              136,000      21,452
    Semen Indonesia Persero Tbk PT                                 133,500     169,851
*   Sentul City Tbk PT                                           5,742,000     109,343
*   Sugih Energy Tbk PT                                          1,174,500      47,898
    Summarecon Agung Tbk PT                                      3,131,000     291,136
    Surya Citra Media Tbk PT                                       205,000      42,726
    Surya Semesta Internusa Tbk PT                                 600,500      42,576
    Tambang Batubara Bukit Asam Persero Tbk PT                     106,000     114,263
    Telekomunikasi Indonesia Persero Tbk PT                         35,000       7,280
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR            3,700     150,812
    Tiga Pilar Sejahtera Food Tbk                                  669,000      78,277
    Timah Persero Tbk PT                                           380,500      54,626
    Total Bangun Persada Tbk PT                                    164,500      10,788
*   Tower Bersama Infrastructure Tbk PT                            102,500      51,798
*   Trada Maritime Tbk PT                                          441,000      59,452
*   Truba Alam Manunggal Engineering PT                          2,841,000      12,601
    Tunas Baru Lampung Tbk PT                                      326,500      13,894
    Tunas Ridean Tbk PT                                            537,500      27,168
    Unilever Indonesia Tbk PT                                       34,000      90,405
    United Tractors Tbk PT                                         188,924     293,224
    Vale Indonesia Tbk PT                                          589,000     128,991
    Wijaya Karya Persero Tbk PT                                    754,500     128,390
    XL Axiata Tbk PT                                               363,500     144,188
                                                                           -----------
TOTAL INDONESIA                                                             10,403,387
                                                                           -----------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C.                                         17,870      33,950
*   Anglo Irish Bank Corp. P.L.C.                                  114,377          --
*   Bank of Ireland                                              2,450,883     895,759
*   Bank of Ireland Sponsored ADR                                      200       2,906
    C&C Group P.L.C.                                                80,495     471,243
    CRH P.L.C.                                                      32,264     785,098
    CRH P.L.C. Sponsored ADR                                        54,717   1,339,472
    Dragon Oil P.L.C.                                               53,618     505,085
*   Elan Corp. P.L.C.                                                9,558     158,756
*   Elan Corp. P.L.C. Sponsored ADR                                 23,010     383,347
    FBD Holdings P.L.C.                                              4,734     102,124
    Glanbia P.L.C.                                                  11,025     154,325
    IFG Group P.L.C.                                                 5,297      10,046
    Irish Continental Group P.L.C.                                     408      14,316
*   Kenmare Resources P.L.C.                                        77,286      24,925
    Kerry Group P.L.C. Class A                                      14,315     916,802
    Kingspan Group P.L.C.                                           26,745     447,279
    Paddy Power P.L.C.                                               3,536     288,041

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.                                    33,426 $  809,127
                                                                         ----------
TOTAL IRELAND                                                             7,342,601
                                                                         ----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                               44,725     75,291
*   Africa Israel Properties, Ltd.                                 1,443     22,473
*   Airport City, Ltd.                                             3,511     30,351
*   AL-ROV Israel, Ltd.                                              855     28,372
*   Allot Communications, Ltd.                                       931     12,396
    Amot Investments, Ltd.                                         7,009     20,078
*   AudioCodes, Ltd.                                               7,800     46,915
*   Azorim-Investment Development & Construction Co., Ltd.        10,744     11,566
    Azrieli Group                                                  9,944    318,822
    Bank Hapoalim BM                                             200,597  1,073,892
*   Bank Leumi Le-Israel BM                                      207,956    791,575
    Bayside Land Corp.                                               119     30,758
    Bezeq The Israeli Telecommunication Corp., Ltd.              108,109    187,968
    Big Shopping Centers 2004, Ltd.                                  280     10,055
    Blue Square Real Estate, Ltd.                                    248      9,130
*   Cellcom Israel, Ltd.                                           4,883     56,154
*   Ceragon Networks, Ltd.                                         2,962     10,278
*   Clal Biotechnology Industries, Ltd.                            9,977     21,656
    Clal Industries, Ltd.                                         16,728     74,555
    Clal Insurance Enterprises Holdings, Ltd.                      5,758    112,844
    Delek Automotive Systems, Ltd.                                 7,070     78,390
    Delek Group, Ltd.                                                760    262,430
    Delta-Galil Industries, Ltd.                                   1,491     35,173
    Elbit Systems, Ltd.(M3760D101)                                   900     48,222
    Elbit Systems, Ltd.(6308913)                                   2,679    142,981
    Electra, Ltd.                                                    470     59,231
*   Elron Electronic Industries, Ltd.                              1,546     11,329
*   Equital, Ltd.                                                    537      8,516
*   Evogene, Ltd.                                                  1,903     15,483
*   EZchip Semiconductor, Ltd.(M4146Y108)                          1,887     48,873
*   EZchip Semiconductor, Ltd.(6554998)                              586     15,435
    First International Bank Of Israel, Ltd.                       8,214    134,790
    Formula Systems 1985, Ltd.                                     2,025     52,584
    Frutarom Industries, Ltd.                                      8,502    152,329
*   Gilat Satellite Networks, Ltd.                                   760      3,922
*   Given Imaging, Ltd.                                            2,739     55,039
*   Hadera Paper, Ltd.                                               279     16,389
    Harel Insurance Investments & Financial Services, Ltd.        36,266    212,655
    Industrial Buildings Corp.                                     4,213      7,604
    Israel Chemicals, Ltd.                                        12,156    100,497
*   Israel Discount Bank, Ltd. Class A                           205,024    409,136
    Ituran Location and Control, Ltd.                              3,383     61,887
*   Jerusalem Oil Exploration                                      3,161    116,741
*   Kamada, Ltd.                                                   1,185     17,103
    Matrix IT, Ltd.                                                8,590     45,193
*   Mazor Robotics, Ltd.                                           3,869     33,931
    Meitav DS Investments, Ltd.                                    1,297      4,686
    Melisron, Ltd.                                                 3,598     95,224

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
ISRAEL -- (Continued)
    Menorah Mivtachim Holdings, Ltd.                                 6,823 $   78,537
    Migdal Insurance & Financial Holding, Ltd.                      83,970    146,584
    Mivtach Shamir                                                   1,032     37,926
    Mizrahi Tefahot Bank, Ltd.                                      35,717    418,671
*   Naphtha Israel Petroleum Corp., Ltd.                             1,768     11,389
*   Neto ME Holdings, Ltd.                                             124      6,596
    NICE Systems, Ltd. Sponsored ADR                                 8,883    348,036
*   Nitsba Holdings 1995, Ltd.                                       4,222     59,124
*   Nova Measuring Instruments, Ltd.                                 2,874     25,240
*   Oil Refineries, Ltd.                                           178,646     57,743
*   Ormat Industries                                                19,684    133,073
    Osem Investments, Ltd.                                           3,323     73,303
*   Partner Communications Co., Ltd.                                 4,388     36,031
*   Partner Communications Co., Ltd. ADR                             1,600     12,992
*   Paz Oil Co., Ltd.                                                  770    119,525
    Phoenix Holdings, Ltd. (The)                                    20,145     79,193
    Plasson Industries, Ltd.                                            42      1,391
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.               368     19,913
    Shikun & Binui, Ltd.                                            33,554     80,278
    Shufersal, Ltd.                                                  7,747     31,257
    Strauss Group, Ltd.                                              4,340     76,532
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR              41,899  1,554,034
*   Tower Semiconductor, Ltd.                                        4,323     21,059
*   Union Bank of Israel                                             4,714     21,136
                                                                           ----------
TOTAL ISRAEL                                                                8,640,465
                                                                           ----------
ITALY -- (1.8%)
    A2A SpA                                                        209,722    235,972
    ACEA SpA                                                         8,786     91,419
    Aeroporto di Venezia Marco Polo SpA--SAVE                        1,232     22,332
    Alerion Cleanpower SpA                                           2,885     14,033
    Amplifon SpA                                                    20,340    108,437
    Ansaldo STS SpA                                                  5,955     63,191
*   Arnoldo Mondadori Editore SpA                                   24,039     51,280
    Ascopiave SpA                                                    6,261     13,688
    Assicurazioni Generali SpA                                      79,557  1,859,962
    Astaldi SpA                                                     10,298    100,319
    Atlantia SpA                                                     5,870    128,653
*   Autogrill SpA                                                   12,573    112,865
    Azimut Holding SpA                                              13,319    337,865
#*  Banca Carige SpA                                               218,484    174,692
    Banca Generali SpA                                               5,417    141,412
    Banca IFIS SpA                                                   1,654     24,827
#*  Banca Monte dei Paschi di Siena SpA                          1,285,743    405,364
*   Banca Piccolo Credito Valtellinese Scarl                        89,739    160,589
*   Banca Popolare dell'Emilia Romagna S.c.r.l.                     82,345    791,115
*   Banca Popolare dell'Etruria e del Lazio                          2,124      1,981
#*  Banca Popolare di Milano Scarl                                 735,065    491,025
    Banca Popolare di Sondrio Scarl                                 66,240    381,261
    Banca Profilo SpA                                               61,003     20,382
    Banco di Desio e della Brianza SpA                               7,525     23,625
*   Banco Popolare                                                 380,480    755,857

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
*   BasicNet SpA                                                   9,483 $   24,728
    Brembo SpA                                                     7,759    205,213
*   Brioschi Sviluppo Immobiliare SpA                            129,433     15,362
    Buzzi Unicem SpA                                              17,976    311,226
    Cementir Holding SpA                                          16,325     75,142
*   CIR-Compagnie Industriali Riunite SpA                         95,822    159,388
*   CNH Industrial NV                                             25,864    305,868
    Credito Bergamasco SpA                                         1,348     25,944
    Credito Emiliano SpA                                          19,642    148,495
    Danieli & C Officine Meccaniche SpA                            4,275    131,403
    Datalogic SpA                                                  2,581     28,025
    Davide Campari-Milano SpA                                     36,106    314,662
    De'Longhi SpA                                                  5,495     84,858
    DiaSorin SpA                                                   2,217    104,925
    Ei Towers SpA                                                  2,096     87,624
    Enel Green Power SpA                                         144,312    351,048
#   Enel SpA                                                     122,254    539,376
    Engineering SpA                                                  937     51,031
    Eni SpA                                                       43,666  1,108,545
#   Eni SpA Sponsored ADR                                         35,048  1,780,438
    ERG SpA                                                       13,974    170,650
    Esprinet SpA                                                   6,596     47,948
*   Eurotech SpA                                                  11,463     29,513
*   Falck Renewables SpA                                          11,517     19,612
*   Fiat SpA                                                     177,559  1,393,258
#*  Finmeccanica SpA                                             105,670    774,351
*   Fondiaria-Sai SpA                                             67,284    172,387
*   Gemina SpA                                                    98,708    239,483
#   Geox SpA                                                      12,742     34,891
*   Gruppo Editoriale L'Espresso SpA                              19,872     39,597
    Gtech Spa                                                     11,013    334,454
#   Hera SpA                                                      86,623    174,524
*   IMMSI SpA                                                     36,255     22,384
    Indesit Co. SpA                                               11,542    119,199
    Industria Macchine Automatiche SpA                             1,478     50,647
*   Intek Group SpA                                              131,121     56,583
    Interpump Group SpA                                           17,064    189,768
    Intesa Sanpaolo SpA                                          808,346  2,005,404
    Intesa Sanpaolo SpA Sponsored ADR                                200      2,976
    Iren SpA                                                     108,074    161,590
    Italcementi SpA                                               17,174    152,737
*   Italmobiliare SpA                                              1,963     64,009
*   Juventus Football Club SpA                                   149,340     48,552
*   Landi Renzo SpA                                                9,013     15,191
    Luxottica Group SpA                                            1,046     56,663
    Luxottica Group SpA Sponsored ADR                              2,300    123,901
    MARR SpA                                                       3,171     49,861
*   Mediaset SpA                                                 170,153    849,691
    Mediobanca SpA                                               118,910  1,083,440
    Mediolanum SpA                                                29,726    258,687
*   Milano Assicurazioni SpA                                     164,071    139,973
    Nice SpA                                                       1,842      7,325

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
ITALY -- (Continued)
    Parmalat SpA                                                 139,282 $   468,478
    Piaggio & C SpA                                               25,772      74,371
*   Pininfarina SpA                                                1,514       6,697
    Pirelli & C. SpA                                              31,874     448,374
*   Prelios SpA                                                   16,550      14,088
*   Premafin Finanziaria SpA                                      62,392      14,195
    Prysmian SpA                                                  14,297     349,235
*   RCS MediaGroup SpA                                             1,319       2,902
    Recordati SpA                                                 15,638     205,413
    Reply SpA                                                        882      57,424
#*  Retelit SpA                                                    5,709       4,296
    Sabaf SpA                                                      1,349      24,298
*   Safilo Group SpA                                               8,987     183,729
    Saipem SpA                                                     5,595     130,885
*   Saras SpA                                                     48,658      60,226
    Snam SpA                                                      71,539     368,605
    Societa Cattolica di Assicurazioni S.c.r.l.                    9,323     236,034
    Societa Iniziative Autostradali e Servizi SpA                 13,130     137,553
    Sogefi SpA                                                    11,540      65,628
    SOL SpA                                                       11,034      83,341
*   Sorin SpA                                                     55,777     153,665
*   Telecom Italia Media SpA                                      35,176       7,459
    Telecom Italia SpA                                           733,354     715,421
    Telecom Italia SpA Sponsored ADR                              48,868     476,952
    Tenaris SA ADR                                                 8,006     374,761
    Terna Rete Elettrica Nazionale SpA                            53,556     265,123
*   Tiscali SpA                                                   91,625       5,451
    Tod's SpA                                                        719     119,650
    Trevi Finanziaria Industriale SpA                             12,943     119,001
    UniCredit SpA                                                315,538   2,368,613
    Unione di Banche Italiane SCPA                               217,272   1,501,661
    Unipol Gruppo Finanziario SpA                                 56,973     302,091
    Vittoria Assicurazioni SpA                                     8,898     105,746
*   World Duty Free SpA                                           12,573     139,299
*   Yoox SpA                                                       4,630     166,561
    Zignago Vetro SpA                                              1,366       8,770
                                                                         -----------
TOTAL ITALY                                                               31,020,692
                                                                         -----------
JAPAN -- (15.5%)
    77 Bank, Ltd. (The)                                           85,000     420,399
    A&D Co., Ltd.                                                  5,400      35,238
    A.S. One Corp.                                                 4,200      92,728
    ABC-Mart, Inc.                                                 2,400     120,026
    Accordia Golf Co., Ltd.                                       22,400     245,845
    Achilles Corp.                                                43,000      71,357
    Adastria Holdings Co., Ltd.                                      940      44,021
    ADEKA Corp.                                                   25,200     296,318
    Aderans Co., Ltd.                                              4,400      53,905
    Advan Co., Ltd.                                                3,500      43,114
    Advantest Corp.                                                7,800      93,350
    Advantest Corp. ADR                                            3,900      47,970
    Aeon Co., Ltd.                                                49,700     678,227

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Aeon Delight Co., Ltd.                                        4,000 $ 77,728
    Aeon Fantasy Co., Ltd.                                        3,700   57,931
    Aeon Mall Co., Ltd.                                           1,980   56,234
    Agrex, Inc.                                                     600    5,322
    Ahresty Corp.                                                 5,200   41,257
    Ai Holdings Corp.                                             8,200  105,077
    Aica Kogyo Co., Ltd.                                          9,000  184,245
    Aichi Bank, Ltd. (The)                                        2,400  109,073
    Aichi Corp.                                                   8,300   43,883
    Aichi Steel Corp.                                            33,000  169,153
    Aichi Tokei Denki Co., Ltd.                                   7,000   20,466
    Aida Engineering, Ltd.                                       17,000  164,332
    Ain Pharmaciez, Inc.                                          2,100   91,092
    Aiphone Co., Ltd.                                             3,300   54,048
    Air Water, Inc.                                              21,000  300,180
    Airport Facilities Co., Ltd.                                 10,300   90,097
    Aisan Industry Co., Ltd.                                     10,600  106,781
    Aisin Seiki Co., Ltd.                                        11,900  483,430
    Aizawa Securities Co., Ltd.                                   8,700   59,218
    Ajinomoto Co., Inc.                                          66,000  923,540
    Akebono Brake Industry Co., Ltd.                             13,500   64,998
    Akita Bank, Ltd. (The)                                       47,000  118,004
    Alconix Corp.                                                 2,100   43,305
    Alfresa Holdings Corp.                                       10,900  595,753
    Allied Telesis Holdings KK                                   38,200   36,578
    Alpen Co., Ltd.                                               4,500   93,647
    Alpha Systems, Inc.                                           1,080   14,774
    Alpine Electronics, Inc.                                     11,100  134,380
*   Alps Electric Co., Ltd.                                      45,300  397,533
    Alps Logistics Co., Ltd.                                      2,200   22,146
    Altech Corp.                                                    300    3,218
    Amada Co., Ltd.                                              87,000  748,424
    Amano Corp.                                                  18,800  184,187
    Amiyaki Tei Co., Ltd.                                           300   10,868
    Amuse, Inc.                                                   2,600   49,515
    ANA Holdings, Inc.                                           51,000  106,552
    Anest Iwata Corp.                                             5,000   24,513
    Anritsu Corp.                                                18,000  236,012
    AOI Electronic Co., Ltd.                                      1,100   16,648
    AOKI Holdings, Inc.                                           4,000  133,055
    Aomori Bank, Ltd. (The)                                      51,000  133,025
    Aoyama Trading Co., Ltd.                                     14,700  374,816
    Aozora Bank, Ltd.                                            85,000  247,098
    Arakawa Chemical Industries, Ltd.                             3,900   39,174
    Arata Corp.                                                   3,000   10,620
    Arcland Sakamoto Co., Ltd.                                    5,400   80,668
    Arcs Co., Ltd.                                                7,500  140,580
    Argo Graphics, Inc.                                             700   11,472
    Ariake Japan Co., Ltd.                                        3,200   77,412
    Arisawa Manufacturing Co., Ltd.                               7,400   49,976
    Arnest One Corp.                                              8,300  227,906
*   Arrk Corp.                                                    6,600   16,818

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Artnature, Inc.                                                  300 $  6,403
    Asahi Co., Ltd.                                                2,000   33,902
    Asahi Diamond Industrial Co., Ltd.                            14,400  139,789
    Asahi Glass Co., Ltd.                                        155,000  957,284
    Asahi Group Holdings, Ltd.                                    12,200  329,943
    Asahi Holdings, Inc.                                           5,700   93,973
    Asahi Kasei Corp.                                            102,000  776,281
    Asahi Kogyosha Co., Ltd.                                       6,000   21,551
    Asahi Organic Chemicals Industry Co., Ltd.                    15,000   33,660
*   Asanuma Corp.                                                  9,000   14,812
    Asatsu-DK, Inc.                                                7,700  211,610
    Asax Co., Ltd.                                                   100    1,432
#*  Ashimori Industry Co., Ltd.                                    8,000   10,685
    Asics Corp.                                                    5,000   88,153
    ASKA Pharmaceutical Co., Ltd.                                  6,000   44,528
#   ASKUL Corp.                                                    2,300   73,594
    Astellas Pharma, Inc.                                          5,600  312,180
    Asunaro Aoki Construction Co., Ltd.                            2,000   11,691
    Atom Corp.                                                       300    1,512
    Atsugi Co., Ltd.                                              29,000   34,310
    Autobacs Seven Co., Ltd.                                      15,900  231,830
    Avex Group Holdings, Inc.                                      4,700  119,096
    Awa Bank, Ltd. (The)                                          49,000  255,900
    Axell Corp.                                                    2,500   47,751
    Axial Retailing, Inc.                                          2,200   35,794
    Azbil Corp.                                                   12,500  301,183
    Bando Chemical Industries, Ltd.                               25,000   97,545
    Bank of Iwate, Ltd. (The)                                      4,000  181,664
    Bank of Kyoto, Ltd. (The)                                     55,000  484,622
    Bank of Nagoya, Ltd. (The)                                    38,000  130,317
    Bank of Okinawa, Ltd. (The)                                    5,500  212,877
    Bank of Saga, Ltd. (The)                                      33,000   70,914
    Bank of the Ryukyus, Ltd.                                     10,100  110,221
    Bank of Yokohama, Ltd. (The)                                 176,000  970,512
    Belc Co., Ltd.                                                 3,600   65,496
    Belluna Co., Ltd.                                             11,900   63,181
    Benefit One, Inc.                                                200    1,992
    Benesse Holdings, Inc.                                         3,200  119,270
    Best Bridal, Inc.                                              2,000   14,086
*   Best Denki Co., Ltd.                                          13,000   20,292
    Bic Camera, Inc.                                                 197   96,856
    BML, Inc.                                                      2,200   75,168
    Bookoff Corp.                                                  3,500   23,505
    Bridgestone Corp.                                             20,600  706,223
    Brother Industries, Ltd.                                      45,100  512,440
    Bunka Shutter Co., Ltd.                                       20,000  112,141
    C Uyemura & Co., Ltd.                                            600   25,434
    CAC Corp.                                                      4,000   35,554
    Calbee, Inc.                                                   1,200   31,487
    Calsonic Kansei Corp.                                         34,000  163,464
    Can Do Co., Ltd.                                               1,100   18,071
    Canon Electronics, Inc.                                        5,300   99,063

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Canon Marketing Japan, Inc.                                   14,100 $188,895
    Canon, Inc.                                                   11,400  359,746
#   Canon, Inc. Sponsored ADR                                      9,399  296,726
    Capcom Co., Ltd.                                               1,600   29,919
*   Carlit Holdings Co., Ltd.                                        700    3,520
    Casio Computer Co., Ltd.                                      41,200  394,342
    Cawachi, Ltd.                                                  5,200   97,808
    Central Glass Co., Ltd.                                       64,000  222,583
    Central Japan Railway Co.                                      2,700  350,113
    Central Sports Co., Ltd.                                         400    6,231
    Century Tokyo Leasing Corp.                                    9,800  310,025
    Chiba Bank, Ltd. (The)                                       113,000  805,562
*   Chiba Kogyo Bank, Ltd. (The)                                  13,800  105,183
    Chino Corp.                                                    5,000   11,670
    Chiyoda Co., Ltd.                                              4,900  107,550
    Chiyoda Corp.                                                 14,000  177,537
    Chiyoda Integre Co., Ltd.                                      3,700   64,080
    Chori Co., Ltd.                                                3,500   41,851
    Chubu Electric Power Co., Inc.                                14,100  208,723
    Chubu Shiryo Co., Ltd.                                         6,000   34,907
    Chuetsu Pulp & Paper Co., Ltd.                                20,000   32,400
    Chugai Pharmaceutical Co., Ltd.                                2,800   65,790
    Chugai Ro Co., Ltd.                                           14,000   36,640
    Chugoku Bank, Ltd. (The)                                      39,400  566,434
    Chugoku Electric Power Co., Inc. (The)                         9,400  144,089
    Chugoku Marine Paints, Ltd.                                   16,000   91,400
    Chukyo Bank, Ltd. (The)                                       26,000   46,899
    Chuo Denki Kogyo Co., Ltd.                                     5,100   17,272
    Chuo Spring Co., Ltd.                                          4,000   12,503
    Citizen Holdings Co., Ltd.                                    67,700  483,014
    CKD Corp.                                                     19,600  181,947
#*  Clarion Co., Ltd.                                             28,000   37,450
    Cleanup Corp.                                                  5,100   44,749
    CMIC Holdings Co., Ltd.                                        2,000   27,496
    CMK Corp.                                                     11,500   33,140
    Coca-Cola Central Japan Co., Ltd.                              9,418  166,799
    Coca-Cola West Co., Ltd.                                      17,000  344,811
    Cocokara fine, Inc.                                            4,300  122,482
    Colowide Co., Ltd.                                             6,000   60,342
    Computer Engineering & Consulting, Ltd.                        6,400   40,745
    COMSYS Holdings Corp.                                         23,600  327,654
    CONEXIO Corp.                                                    200    1,720
    Corona Corp.                                                   2,600   29,360
    Cosel Co., Ltd.                                                5,000   62,601
*   Cosmo Oil Co., Ltd.                                          178,000  313,424
#*  Cosmos Initia Co., Ltd.                                        2,200   14,130
    Cosmos Pharmaceutical Corp.                                      900  109,648
    CREATE SD HOLDINGS Co., Ltd.                                   1,600   58,327
    Credit Saison Co., Ltd.                                       23,000  629,520
    CTI Engineering Co., Ltd.                                        500    4,507
    Dai Nippon Printing Co., Ltd.                                 88,000  924,525
    Dai Nippon Toryo Co., Ltd.                                    43,000   72,955

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Dai-Dan Co., Ltd.                                              9,000 $   48,099
    Dai-Ichi Kogyo Seiyaku Co., Ltd.                               6,000     14,841
    Dai-ichi Life Insurance Co., Ltd. (The)                       66,500    949,341
    Dai-ichi Seiko Co., Ltd.                                       3,500     53,689
    Daibiru Corp.                                                 10,600    135,082
    Daicel Corp.                                                  70,000    590,014
    Daido Kogyo Co., Ltd.                                         11,553     33,193
    Daido Metal Co., Ltd.                                          9,000     94,412
    Daido Steel Co., Ltd.                                         68,000    391,026
    Daidoh, Ltd.                                                   4,000     27,375
*   Daiei, Inc. (The)                                             27,800     96,391
    Daifuku Co., Ltd.                                             21,000    270,047
    Daihatsu Motor Co., Ltd.                                       8,000    155,329
    Daihen Corp.                                                  31,000    132,450
#   Daiho Corp.                                                    8,000     30,055
#*  Daiichi Chuo KK                                               24,000     27,772
    Daiichi Jitsugyo Co., Ltd.                                    12,000     51,466
    Daiichi Sankyo Co., Ltd.                                      35,500    658,203
    Daiichikosho Co., Ltd.                                         2,600     74,297
    Daiken Corp.                                                  20,000     54,468
    Daiki Aluminium Industry Co., Ltd.                            10,000     28,152
#   Daikin Industries, Ltd.                                        7,000    402,733
    Daiko Clearing Services Corp.                                    400      2,771
    Daikoku Denki Co., Ltd.                                        2,100     46,052
    Daikokutenbussan Co., Ltd.                                     1,800     54,014
    Daikyo, Inc.                                                  72,000    223,658
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       15,000     62,394
*   Dainippon Screen Manufacturing Co., Ltd.                      20,000    114,950
    Dainippon Sumitomo Pharma Co., Ltd.                           17,600    236,827
    Daio Paper Corp.                                              21,000    155,478
    Daisan Bank, Ltd. (The)                                       34,000     55,723
    Daiseki Co., Ltd.                                              9,100    178,723
    Daishi Bank, Ltd. (The)                                       85,000    296,751
    Daishinku Corp.                                                6,000     22,705
    Daiso Co., Ltd.                                               15,000     45,525
    Daisyo Corp.                                                   2,500     32,978
    Daito Bank, Ltd. (The)                                        19,000     19,969
    Daito Pharmaceutical Co., Ltd.                                 1,100     15,849
    Daito Trust Construction Co., Ltd.                             1,700    173,576
    Daiwa House Industry Co., Ltd.                                46,000    921,553
    Daiwa Securities Group, Inc.                                 212,000  1,936,359
    Daiwabo Holdings Co., Ltd.                                    55,000    105,401
    DC Co., Ltd.                                                   1,100      8,055
    DCM Holdings Co., Ltd.                                        18,300    127,861
    Dena Co., Ltd.                                                 5,200    113,309
    Denki Kagaku Kogyo KK                                        109,000    457,117
    Denki Kogyo Co., Ltd.                                         16,000    105,998
    Denso Corp.                                                   16,200    778,708
    Dentsu, Inc.                                                  10,900    411,826
    Denyo Co., Ltd.                                                5,400     66,523
    Descente, Ltd.                                                11,000     80,495
    DIC Corp.                                                     80,000    231,611

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Disco Corp.                                                   2,700 $170,623
    DMG Mori Seiki Co., Ltd.                                     21,000  340,662
    Don Quijote Co., Ltd.                                         2,200  146,446
    Doshisha Co., Ltd.                                            6,000   87,021
    Doutor Nichires Holdings Co., Ltd.                            6,300  114,426
    Dowa Holdings Co., Ltd.                                      24,000  226,506
    Dr Ci:Labo Co., Ltd.                                              7   23,168
    DTS Corp.                                                     4,500   77,047
    Dunlop Sports Co., Ltd.                                       3,300   41,074
    Duskin Co., Ltd.                                             11,700  237,813
    Dwango Co., Ltd.                                              4,400   80,206
    Eagle Industry Co., Ltd.                                      6,000   96,420
    Earth Chemical Co., Ltd.                                        200    7,429
    East Japan Railway Co.                                        5,900  512,537
    Ebara Corp.                                                  83,000  446,235
    Ebara Jitsugyo Co., Ltd.                                        200    2,733
    EDION Corp.                                                  26,100  130,654
    Ehime Bank, Ltd. (The)                                       33,000   79,384
    Eidai Co., Ltd.                                               7,000   38,095
    Eighteenth Bank, Ltd. (The)                                  39,000   89,837
    Eiken Chemical Co., Ltd.                                      6,200  115,081
    Eisai Co., Ltd.                                               2,100   82,492
    Eizo Corp.                                                    5,800  142,726
    Elecom Co., Ltd.                                              3,700   52,526
    Electric Power Development Co., Ltd.                          3,000   95,873
    Elematec Corp.                                                1,652   24,053
    Emori & Co., Ltd.                                             2,500   41,470
    en-japan, Inc.                                                  300    6,701
    Endo Lighting Corp.                                           3,500   80,679
    Enplas Corp.                                                  3,500  230,738
*   Enshu, Ltd.                                                   3,000    4,911
    EPS Corp.                                                        36   37,407
    ESPEC Corp.                                                   5,900   45,944
    Excel Co., Ltd.                                               1,900   22,588
    Exedy Corp.                                                   9,700  288,093
    Ezaki Glico Co., Ltd.                                        17,000  188,866
    F-Tech, Inc.                                                  1,300   22,691
    Faith, Inc.                                                     760    7,998
    FALCO SD HOLDINGS Co., Ltd.                                     500    6,529
    FamilyMart Co., Ltd.                                          2,500  111,992
    Fancl Corp.                                                  11,500  136,760
    FANUC Corp.                                                   1,700  272,693
    Fast Retailing Co., Ltd.                                        400  134,645
    FCC Co., Ltd.                                                 6,800  155,345
#*  FDK Corp.                                                    21,000   22,057
    Felissimo Corp.                                                 600    6,051
    Ferrotec Corp.                                               13,000   63,912
    FIDEA Holdings Co., Ltd.                                     25,800   50,896
    Fields Corp.                                                  2,100   37,209
    Foster Electric Co., Ltd.                                     4,700   91,958
    FP Corp.                                                      1,900  146,814
    France Bed Holdings Co., Ltd.                                27,000   55,926

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
*   Fudo Tetra Corp.                                              19,500 $   37,816
    Fuji Co. Ltd/Ehime                                             3,500     62,985
    Fuji Corp., Ltd.                                               4,000     27,420
    Fuji Electric Co., Ltd.                                      120,000    537,950
    Fuji Electronics Co., Ltd.                                     1,500     20,554
    Fuji Furukawa Engineering & Construction Co., Ltd.             1,000      2,502
    Fuji Heavy Industries, Ltd.                                   76,000  2,077,956
    Fuji Kiko Co., Ltd.                                            4,000     13,744
    Fuji Media Holdings, Inc.                                      9,400    187,392
    Fuji Oil Co. Ltd/Osaka                                        16,300    297,064
    Fuji Oil Co., Ltd.                                            10,500     37,684
    Fuji Pharma Co., Ltd.                                          1,300     23,111
    Fuji Seal International, Inc.                                  5,800    175,018
    Fuji Soft, Inc.                                                5,200    103,389
    Fujibo Holdings, Inc.                                         23,000     46,867
    Fujicco Co., Ltd.                                              6,000     74,519
    FUJIFILM Holdings Corp.                                       36,800    900,266
    Fujikura Kasei Co., Ltd.                                       5,300     28,903
    Fujikura, Ltd.                                                97,000    442,626
    Fujimi, Inc.                                                   4,600     61,803
    Fujimori Kogyo Co., Ltd.                                       2,700     80,367
    Fujitec Co., Ltd.                                             16,000    196,744
    Fujitsu Frontech, Ltd.                                         5,600     45,962
    Fujitsu General, Ltd.                                          7,000     84,814
*   Fujitsu, Ltd.                                                250,500  1,076,199
    FuKoKu Co., Ltd.                                               1,400     11,948
    Fukuda Corp.                                                   3,000     12,442
    Fukui Bank, Ltd. (The)                                        50,000    109,047
    Fukuoka Financial Group, Inc.                                123,400    556,590
    Fukushima Bank, Ltd. (The)                                    51,000     45,261
    Fukushima Industries Corp.                                     2,700     36,299
    Fukuyama Transporting Co., Ltd.                               39,000    249,280
    Funai Consulting, Inc.                                         3,700     29,557
    Furukawa Co., Ltd.                                            73,000    152,188
    Furukawa Electric Co., Ltd.                                  176,000    407,929
    Furuno Electric Co., Ltd.                                      5,900     38,536
    Furusato Industries, Ltd.                                      1,500     15,536
    Furuya Metal Co., Ltd.                                           100      2,723
    Fuso Pharmaceutical Industries, Ltd.                          14,000     44,648
*   Futaba Industrial Co., Ltd.                                   16,700     62,221
    Fuyo General Lease Co., Ltd.                                   3,100    128,611
    G-Tekt Corp.                                                   2,100     62,074
    Gakken Holdings Co., Ltd.                                     21,000     64,830
    Gecoss Corp.                                                   3,400     26,256
    Geo Holdings Corp.                                             7,300     68,050
    GLOBERIDE, Inc.                                                3,000      5,113
    Glory, Ltd.                                                   15,800    391,791
    GMO internet, Inc.                                             7,900     89,808
    Godo Steel, Ltd.                                              32,000     58,829
    Goldcrest Co., Ltd.                                            6,610    176,843
    Goldwin, Inc.                                                 13,000     61,983
#   Gourmet Kineya Co., Ltd.                                       3,000     20,732

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
#   Gree, Inc.                                                    13,300 $  114,387
#   GS Yuasa Corp.                                                63,000    378,399
#   GSI Creos Corp.                                               29,000     43,188
    Gulliver International Co., Ltd.                               9,800     58,432
    Gun-Ei Chemical Industry Co., Ltd.                            10,000     49,494
    Gunma Bank, Ltd. (The)                                        94,000    543,899
    Gunze, Ltd.                                                   39,000    104,159
    Gurunavi, Inc.                                                   600     12,951
    H-One Co., Ltd.                                                3,700     37,742
    H2O Retailing Corp.                                           22,000    186,946
    Hachijuni Bank, Ltd. (The)                                    98,000    605,404
    Hagihara Industries, Inc.                                        500      6,822
    Hakudo Co., Ltd.                                               2,800     22,874
    Hakuhodo DY Holdings, Inc.                                    42,700    330,249
    Hakuto Co., Ltd.                                               5,400     52,217
    Hamakyorex Co., Ltd.                                           2,400     66,403
    Hamamatsu Photonics KK                                         5,500    205,807
    Hankyu Hanshin Holdings, Inc.                                105,000    588,928
    Hanwa Co., Ltd.                                               54,000    251,245
    Happinet Corp.                                                 5,000     37,665
    Hard Off Corp. Co., Ltd.                                         700      5,294
    Harima Chemicals Group, Inc.                                     700      3,469
*   Haseko Corp.                                                  30,300    224,587
    Hazama Ando Corp.                                             41,220    152,304
    Heiwa Corp.                                                    8,200    137,483
    Heiwa Real Estate Co., Ltd.                                   10,500    190,183
    Heiwado Co., Ltd.                                              9,300    145,037
    HI-LEX Corp.                                                   1,000     21,550
    Hibiya Engineering, Ltd.                                       6,000     72,988
    Hiday Hidaka Corp.                                             2,880     61,595
    Higashi Nihon House Co., Ltd.                                  7,000     37,420
    Higashi-Nippon Bank, Ltd. (The)                               31,000     68,415
    Higo Bank, Ltd. (The)                                         45,000    256,165
    Hikari Tsushin, Inc.                                           4,000    296,382
    Hino Motors, Ltd.                                             13,000    183,684
    Hioki EE Corp.                                                 2,200     31,412
    Hiroshima Bank, Ltd. (The)                                   130,000    553,269
    Hisaka Works, Ltd.                                             5,000     44,863
    Hisamitsu Pharmaceutical Co., Inc.                             1,000     54,111
    Hitachi Capital Corp.                                         11,100    298,537
    Hitachi Chemical Co., Ltd.                                    17,500    268,481
    Hitachi Construction Machinery Co., Ltd.                      11,200    237,200
    Hitachi High-Technologies Corp.                               12,800    294,399
    Hitachi Koki Co., Ltd.                                        17,900    131,212
    Hitachi Kokusai Electric, Inc.                                10,000    134,346
    Hitachi Medical Corp.                                          6,000     83,961
    Hitachi Metals, Ltd.                                          22,010    296,378
    Hitachi Transport System, Ltd.                                12,600    199,798
    Hitachi Zosen Corp.                                           33,100    263,189
    Hitachi, Ltd.                                                144,000  1,007,295
    Hitachi, Ltd. ADR                                             10,080    702,778
    Hodogaya Chemical Co., Ltd.                                    8,000     16,493

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Hogy Medical Co., Ltd.                                         2,700 $  157,100
*   Hokkaido Electric Power Co., Inc.                             21,100    271,813
    Hokkaido Gas Co., Ltd.                                         7,000     18,930
    Hokkan Holdings, Ltd.                                         15,000     47,408
    Hokko Chemical Industry Co., Ltd.                              7,000     21,187
    Hokkoku Bank, Ltd. (The)                                      69,000    255,014
    Hokuetsu Bank, Ltd. (The)                                     58,000    120,290
    Hokuetsu Kishu Paper Co., Ltd.                                33,000    153,758
    Hokuhoku Financial Group, Inc.                               276,000    569,098
    Hokuriku Electric Industry Co., Ltd.                          15,000     20,988
    Hokuriku Electric Power Co.                                   12,600    179,467
    Hokuto Corp.                                                   5,300    101,675
    Honda Motor Co., Ltd.                                         46,100  1,840,906
    Honda Motor Co., Ltd. Sponsored ADR                           37,467  1,497,181
    Honeys Co., Ltd.                                               2,170     23,795
    Hoosiers Holdings Co., Ltd.                                    4,800     37,994
    Horiba, Ltd.                                                   8,200    299,632
    Hoshizaki Electric Co., Ltd.                                   4,100    150,244
    Hosiden Corp.                                                 20,100    109,864
    Hosokawa Micron Corp.                                          5,000     35,577
    House Foods Group, Inc.                                       17,300    274,026
    Howa Machinery, Ltd.                                           4,600     42,043
    Hoya Corp.                                                    16,300    390,863
    Hyakugo Bank, Ltd. (The)                                      60,000    243,976
    Hyakujushi Bank, Ltd. (The)                                   66,000    240,510
    Ibiden Co., Ltd.                                              28,600    495,795
    IBJ Leasing Co., Ltd.                                          3,700    104,186
    Ichibanya Co., Ltd.                                              500     21,386
    Ichigo Group Holdings Co., Ltd.                                6,400     26,545
*   Ichikoh Industries, Ltd.                                       6,000     11,504
    ICHINEN HOLDINGS Co., Ltd.                                     1,900     13,580
    Ichiyoshi Securities Co., Ltd.                                 5,000     71,184
    Idec Corp.                                                     6,400     57,469
    Idemitsu Kosan Co., Ltd.                                       3,500    292,996
    Ihara Chemical Industry Co., Ltd.                             11,000     82,696
    IHI Corp.                                                    115,000    486,945
    Iida Home Max                                                  4,800    110,908
    Iino Kaiun Kaisha, Ltd.                                       18,300    120,518
*   IJT Technology Holdings Co., Ltd.                              3,000     16,079
    Imasen Electric Industrial                                     3,000     42,456
    Imperial Hotel, Ltd.                                           1,100     26,945
    Inaba Denki Sangyo Co., Ltd.                                   5,800    174,595
    Inaba Seisakusho Co., Ltd.                                     3,500     45,477
    Inabata & Co., Ltd.                                           12,900    126,519
    Inageya Co., Ltd.                                              5,200     53,693
    Ines Corp.                                                     8,100     53,647
    Information Services International-Dentsu, Ltd.                3,600     40,629
    Innotech Corp.                                                 2,100      9,685
    Inpex Corp.                                                   59,600    688,497
    Intage, Inc.                                                   3,800     50,167
    Internet Initiative Japan, Inc.                                3,000     84,196
    Inui Warehouse Co., Ltd.                                       1,800     18,434

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Iriso Electronics Co., Ltd.                                   1,000 $ 39,412
    Ise Chemical Corp.                                            3,000   25,929
    Iseki & Co., Ltd.                                            37,000  120,302
    Isetan Mitsukoshi Holdings, Ltd.                             50,600  766,853
*   Ishihara Sangyo Kaisha, Ltd.                                 73,000   67,708
    Isuzu Motors, Ltd.                                           72,000  448,386
    IT Holdings Corp.                                            18,700  268,614
    Ito En, Ltd.                                                  1,700   38,207
    ITOCHU Corp.                                                 69,400  834,475
    Itochu Enex Co., Ltd.                                        13,500   73,564
    Itochu Techno-Solutions Corp.                                 5,600  219,689
    Itochu-Shokuhin Co., Ltd.                                       900   29,789
    Itoham Foods, Inc.                                           44,000  185,474
    Itoki Corp.                                                  10,000   50,710
    Iwai Cosmo Holdings, Inc.                                     3,300   41,396
*   Iwasaki Electric Co., Ltd.                                   16,000   33,924
    Iwatani Corp.                                                37,000  170,405
    Iwatsu Electric Co., Ltd.                                    10,000   10,111
    Iyo Bank, Ltd. (The)                                         56,843  593,537
    Izumi Co., Ltd.                                               6,200  201,647
    Izumiya Co., Ltd.                                            15,000   70,828
#*  Izutsuya Co., Ltd.                                            9,000    8,065
    J Front Retailing Co., Ltd.                                  62,000  482,446
    J-Oil Mills, Inc.                                            27,000   85,298
    Jalux, Inc.                                                     800    9,376
    Jamco Corp.                                                   2,000   28,344
*   Janome Sewing Machine Co., Ltd.                              51,000   42,597
    Japan Airport Terminal Co., Ltd.                              9,100  220,648
    Japan Aviation Electronics Industry, Ltd.                    12,000  120,811
    Japan Cash Machine Co., Ltd.                                  4,900  103,940
    Japan Digital Laboratory Co., Ltd.                            4,700   56,096
    Japan Drilling Co., Ltd.                                        800   55,653
    Japan Electronic Materials Corp.                              2,100    7,739
    Japan Exchange Group, Inc.                                    2,500   58,120
    Japan Pulp & Paper Co., Ltd.                                 19,000   61,371
*   Japan Radio Co., Ltd.                                        23,000   86,749
    Japan Steel Works, Ltd. (The)                                45,000  251,393
    Japan Tobacco, Inc.                                           8,900  322,035
    Japan Transcity Corp.                                        15,000   49,859
    Japan Vilene Co., Ltd.                                       10,000   57,701
    Japan Wool Textile Co., Ltd. (The)                           13,000  102,398
    JBCC Holdings, Inc.                                           2,800   26,017
    JCU Corp.                                                       100    4,100
    Jeol, Ltd.                                                   17,000   76,820
    JFE Holdings, Inc.                                           39,632  901,021
    JGC Corp.                                                     5,000  191,319
    Jimoto Holdings, Inc.                                         7,000   15,380
    JK Holdings Co., Ltd.                                           700    4,336
    JMS Co., Ltd.                                                 5,000   16,310
*   Joban Kosan Co., Ltd.                                         9,000   15,513
    Joshin Denki Co., Ltd.                                       11,000   89,568
    Jowa Holdings Co., Ltd.                                       1,400   41,914

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Joyo Bank, Ltd. (The)                                         99,000 $514,220
    JSP Corp.                                                      6,600  104,986
    JSR Corp.                                                     15,800  300,959
    JTEKT Corp.                                                   35,700  458,326
*   Juki Corp.                                                    31,000   58,539
    Juroku Bank, Ltd. (The)                                       82,000  321,052
*   Justsystems Corp.                                              8,400   80,943
    JVC Kenwood Corp.                                             28,100   55,040
    JX Holdings, Inc.                                            178,668  883,454
    K's Holdings Corp.                                            11,780  345,894
    kabu.com Securities Co., Ltd.                                  5,900   31,186
#   Kadokawa Corp.                                                 5,800  211,607
    Kaga Electronics Co., Ltd.                                     5,000   50,307
    Kagome Co., Ltd.                                               7,700  133,615
    Kagoshima Bank, Ltd. (The)                                    37,000  249,059
    Kajima Corp.                                                  86,000  365,010
    Kakaku.com, Inc.                                               8,800  170,204
    Kaken Pharmaceutical Co., Ltd.                                 9,000  140,550
    Kakiyasu Honten Co., Ltd.                                      1,200   16,733
    Kameda Seika Co., Ltd.                                         2,100   61,984
    Kamei Corp.                                                    7,000   52,124
    Kamigumi Co., Ltd.                                            56,000  487,108
    Kanagawa Chuo Kotsu Co., Ltd.                                  7,000   36,161
    Kanamoto Co., Ltd.                                             8,000  216,091
    Kandenko Co., Ltd.                                            28,000  176,926
    Kaneka Corp.                                                  71,000  450,533
    Kanematsu Corp.                                              115,000  155,993
    Kanematsu Electronics, Ltd.                                    4,900   63,821
*   Kansai Electric Power Co., Inc. (The)                         22,400  283,517
    Kansai Paint Co., Ltd.                                        27,000  362,796
    Kansai Urban Banking Corp.                                    60,000   71,509
#*  Kanto Denka Kogyo Co., Ltd.                                   12,000   25,642
    Kanto Natural Gas Development, Ltd.                            6,000   42,303
    Kao Corp.                                                      4,600  153,196
*   Kappa Create Holdings Co., Ltd.                                1,450   26,998
    Kasai Kogyo Co., Ltd.                                          7,000   42,470
    Kasumi Co., Ltd.                                               9,600   59,231
    Katakura Industries Co., Ltd.                                  8,100   96,098
    Kato Sangyo Co., Ltd.                                          5,700  117,009
    Kato Works Co., Ltd.                                          15,000  102,844
#   KAWADA TECHNOLOGIES, Inc.                                      2,400   71,407
    Kawai Musical Instruments Manufacturing Co., Ltd.             21,000   39,614
    Kawasaki Heavy Industries, Ltd.                              150,000  586,128
    Kawasaki Kisen Kaisha, Ltd.                                  245,000  561,645
    Kawasumi Laboratories, Inc.                                    1,000    6,502
    KDDI Corp.                                                     9,700  525,318
    Keihan Electric Railway Co., Ltd.                             63,000  259,162
    Keihanshin Building Co., Ltd.                                  7,500   41,447
    Keihin Co. Ltd/Minato-Ku Tokyo Japan                           5,000    9,498
    Keihin Corp.                                                  13,300  217,298
    Keikyu Corp.                                                  19,000  178,849
    Keio Corp.                                                    24,000  166,282

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Keisei Electric Railway Co., Ltd.                             22,000 $227,197
    Keiyo Bank, Ltd. (The)                                        60,000  305,564
    Keiyo Co., Ltd.                                                6,000   28,215
#*  Kenedix, Inc.                                                 54,500  281,602
    Kewpie Corp.                                                  17,800  267,818
    KEY Coffee, Inc.                                               5,200   82,354
    Keyence Corp.                                                    452  193,723
    Kikkoman Corp.                                                23,000  419,188
    Kimoto Co., Ltd.                                               4,600   52,158
    Kinden Corp.                                                  28,000  307,518
    Kinki Sharyo Co., Ltd.                                         6,000   18,341
    Kintetsu Corp.                                                59,000  217,129
    Kintetsu World Express, Inc.                                   3,500  133,587
    Kinugawa Rubber Industrial Co., Ltd.                          14,000   77,271
    Kirin Holdings Co., Ltd.                                      42,940  627,589
    Kisoji Co., Ltd.                                               2,100   38,755
    Kita-Nippon Bank, Ltd. (The)                                   1,700   41,843
    Kitagawa Iron Works Co., Ltd.                                 27,000   56,696
    Kitano Construction Corp.                                     11,000   26,003
    Kito Corp.                                                     2,300   36,268
    Kitz Corp.                                                    25,900  111,603
*   Kiyo Bank Ltd (The)                                           15,700  208,684
*   KNT-CT Holdings Co., Ltd.                                     29,000   46,780
    Koa Corp.                                                      8,500   79,915
    Koatsu Gas Kogyo Co., Ltd.                                     8,000   44,477
    Kobayashi Pharmaceutical Co., Ltd.                             1,800  100,784
*   Kobe Steel, Ltd.                                             358,000  632,360
    Kohnan Shoji Co., Ltd.                                         6,600   69,426
    Kohsoku Corp.                                                  2,200   21,019
    Koito Manufacturing Co., Ltd.                                 17,000  309,463
*   Kojima Co., Ltd.                                               8,800   24,447
    Kokusai Co., Ltd.                                                800    7,425
    Kokuyo Co., Ltd.                                              23,900  182,900
    KOMAIHALTEC, Inc.                                             12,000   39,836
    Komatsu Seiren Co., Ltd.                                       4,000   21,266
    Komatsu, Ltd.                                                 16,800  368,598
    Komeri Co., Ltd.                                               8,100  197,810
    Konaka Co., Ltd.                                               5,400   48,184
    Konami Corp.                                                  19,800  478,515
    Konami Corp. ADR                                               1,900   45,961
    Kondotec, Inc.                                                 4,500   34,336
    Konica Minolta, Inc.                                          73,500  608,650
    Konishi Co., Ltd.                                              4,800   96,741
    Kose Corp.                                                     7,000  204,574
    Krosaki Harima Corp.                                          10,000   24,783
    KRS Corp.                                                        600    6,571
    Kubota Corp. Sponsored ADR                                     4,000  295,960
#*  Kumagai Gumi Co., Ltd.                                        39,000  120,022
    Kumiai Chemical Industry Co., Ltd.                            14,000  103,923
    Kura Corp.                                                     2,100   34,043
    Kurabo Industries, Ltd.                                       63,000  109,881
    Kuraray Co., Ltd.                                             29,900  351,066

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Kureha Corp.                                                  39,000 $150,403
    Kurimoto, Ltd.                                                31,000   88,351
    Kurita Water Industries, Ltd.                                 22,000  480,128
    Kuroda Electric Co., Ltd.                                      9,100  127,471
    KYB Co., Ltd.                                                 48,000  277,936
    Kyocera Corp.                                                  5,932  308,052
    Kyocera Corp. Sponsored ADR                                   10,644  563,600
    Kyodo Printing Co., Ltd.                                      22,000   61,259
    Kyodo Shiryo Co., Ltd.                                        26,000   29,669
    Kyoei Steel, Ltd.                                              4,000   82,776
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              11,000  137,542
    Kyokuto Securities Co., Ltd.                                   4,700   82,275
    Kyokuyo Co., Ltd.                                             24,000   65,453
    KYORIN Holdings, Inc.                                         10,700  228,105
    Kyoritsu Maintenance Co., Ltd.                                 2,400   92,374
    Kyosan Electric Manufacturing Co., Ltd.                       12,000   39,848
    Kyoto Kimono Yuzen Co., Ltd.                                   1,300   13,661
    Kyowa Exeo Corp.                                              19,600  232,741
    Kyowa Hakko Kirin Co., Ltd.                                   33,000  364,484
    Kyudenko Corp.                                                11,000   66,175
*   Kyushu Electric Power Co., Inc.                               19,000  267,517
    Lasertec Corp.                                                 3,400   35,125
    Lawson, Inc.                                                   1,000   80,194
    LEC, Inc.                                                      1,400   17,835
*   Leopalace21 Corp.                                             37,200  258,261
    Life Corp.                                                     3,900   64,881
    Lintec Corp.                                                  12,200  253,036
    Lion Corp.                                                    24,000  144,037
    LIXIL Group Corp.                                             24,100  565,691
    Look, Inc.                                                     8,000   24,190
    M3, Inc.                                                          27   73,942
    Macnica, Inc.                                                  2,900   78,628
    Macromill, Inc.                                                4,000   25,164
    Maeda Corp.                                                   29,000  208,650
    Maeda Road Construction Co., Ltd.                             15,000  266,714
    Maezawa Kyuso Industries Co., Ltd.                             2,600   33,944
    Makino Milling Machine Co., Ltd.                              31,000  202,985
    Makita Corp.                                                   4,500  227,562
    Makita Corp. Sponsored ADR                                     5,012  255,111
    Mamiya-Op Co., Ltd.                                            8,000   14,769
    Mandom Corp.                                                   3,000  102,992
    Mars Engineering Corp.                                         2,700   51,625
    Marubeni Corp.                                               108,000  845,580
    Marubun Corp.                                                  1,800    8,295
    Marudai Food Co., Ltd.                                        27,000   84,914
#*  Maruei Department Store Co., Ltd.                              5,000   11,423
    Maruetsu, Inc. (The)                                           8,000   26,540
    Maruha Nichiro Holdings, Inc.                                 85,000  163,008
    Marui Group Co., Ltd.                                         57,400  549,472
    Maruka Machinery Co., Ltd.                                       400    5,976
    Marusan Securities Co., Ltd.                                  17,800  146,709
    Maruwa Co. Ltd/Aichi                                           3,400  123,425

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Maruyama Manufacturing Co., Inc.                              14,000 $   38,603
*   Maruzen CHI Holdings Co., Ltd.                                 3,700     10,745
    Maruzen Showa Unyu Co., Ltd.                                  13,000     47,743
    Marvelous AQL, Inc.                                            3,000     18,525
    Matsuda Sangyo Co., Ltd.                                       5,700     79,831
    Matsui Securities Co., Ltd.                                   18,400    197,013
    Matsumotokiyoshi Holdings Co., Ltd.                            7,100    239,571
*   Matsuya Co., Ltd.                                              2,000     24,490
    Matsuya Foods Co., Ltd.                                        3,000     47,741
    Max Co., Ltd.                                                  8,000     89,915
    Maxvalu Tokai Co., Ltd.                                        1,600     22,745
*   Mazda Motor Corp.                                            305,000  1,372,959
#   McDonald's Holdings Co. Japan, Ltd.                            1,900     52,500
    Medipal Holdings Corp.                                        32,600    439,575
    Megachips Corp.                                                4,700     77,010
    Megmilk Snow Brand Co., Ltd.                                  12,300    174,673
#   Meidensha Corp.                                               35,000    130,901
    MEIJI Holdings Co., Ltd.                                       8,487    474,437
*   Meiko Electronics Co., Ltd.                                    1,400     10,649
    Meiko Network Japan Co., Ltd.                                    600      6,927
    Meisei Industrial Co., Ltd.                                   10,000     42,943
    Meitec Corp.                                                   1,500     39,985
    Meito Sangyo Co., Ltd.                                         1,500     15,791
#   Meiwa Corp.                                                    3,900     12,886
*   Meiwa Estate Co., Ltd.                                         2,200      9,406
    Melco Holdings, Inc.                                           2,200     30,133
    Message Co., Ltd.                                                800     22,581
    Michinoku Bank, Ltd. (The)                                    30,000     62,359
    Mie Bank, Ltd. (The)                                          22,000     44,812
    Milbon Co., Ltd.                                                 330     13,735
    Mimasu Semiconductor Industry Co., Ltd.                        4,300     37,683
    Minato Bank, Ltd. (The)                                       44,000     76,729
    Minebea Co., Ltd.                                             70,000    387,517
    Ministop Co., Ltd.                                             3,500     54,626
    Miraca Holdings, Inc.                                          2,600    117,151
    Mirait Holdings Corp.                                         15,380    136,455
    Misawa Homes Co., Ltd.                                         5,900    105,769
    MISUMI Group, Inc.                                             2,500     73,186
    Mitani Corp.                                                   2,700     58,319
    Mitani Sekisan Co., Ltd.                                       1,200     18,989
    Mito Securities Co., Ltd.                                     13,000     62,426
    Mitsuba Corp.                                                  5,000     74,622
    Mitsubishi Chemical Holdings Corp.                           196,000    917,524
    Mitsubishi Corp.                                             111,800  2,261,832
    Mitsubishi Electric Corp.                                     50,000    549,598
    Mitsubishi Estate Co., Ltd.                                   11,000    314,376
    Mitsubishi Gas Chemical Co., Inc.                             82,000    670,153
    Mitsubishi Heavy Industries, Ltd.                            143,500    911,981
*   Mitsubishi Kakoki Kaisha, Ltd.                                13,000     26,012
    Mitsubishi Logistics Corp.                                    30,000    416,908
    Mitsubishi Materials Corp.                                   153,000    598,600
*   Mitsubishi Motors Corp.                                       13,300    149,454

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
JAPAN -- (Continued)
    Mitsubishi Nichiyu Forklift Co., Ltd.                            7,000 $   34,734
*   Mitsubishi Paper Mills, Ltd.                                    62,000     56,221
    Mitsubishi Pencil Co., Ltd.                                      3,400     88,730
    Mitsubishi Research Institute, Inc.                                200      4,343
    Mitsubishi Shokuhin Co., Ltd.                                    2,100     58,815
    Mitsubishi Steel Manufacturing Co., Ltd.                        34,000     96,506
    Mitsubishi Tanabe Pharma Corp.                                  26,500    373,748
    Mitsubishi UFJ Financial Group, Inc.                           577,500  3,677,672
    Mitsubishi UFJ Financial Group, Inc. ADR                       441,377  2,824,813
    Mitsuboshi Belting Co., Ltd.                                    12,000     61,860
    Mitsui & Co., Ltd.                                              84,300  1,204,303
    Mitsui & Co., Ltd. Sponsored ADR                                 2,651    758,186
    Mitsui Chemicals, Inc.                                         211,000    560,903
    Mitsui Engineering & Shipbuilding Co., Ltd.                    197,000    386,706
    Mitsui Fudosan Co., Ltd.                                        35,000  1,159,406
    Mitsui High-Tec, Inc.                                            5,600     39,678
    Mitsui Home Co., Ltd.                                            9,000     45,343
    Mitsui Knowledge Industry Co., Ltd.                             22,100     34,650
    Mitsui Matsushima Co., Ltd.                                     36,000     55,950
    Mitsui Mining & Smelting Co., Ltd.                             147,000    374,732
    Mitsui OSK Lines, Ltd.                                         159,000    673,020
    Mitsui Sugar Co., Ltd.                                          17,000     61,003
    Mitsui-Soko Co., Ltd.                                           33,000    165,786
*   Mitsumi Electric Co., Ltd.                                      26,000    175,329
    Mitsuuroko Holdings Co., Ltd.                                    3,800     18,300
    Miura Co., Ltd.                                                  5,600    146,889
*   Miyaji Engineering Group, Inc.                                  17,000     37,703
    Miyazaki Bank, Ltd. (The)                                       43,000    124,800
    Miyoshi Oil & Fat Co., Ltd.                                     18,000     29,013
    Mizuho Financial Group, Inc.                                 1,822,055  3,824,606
    Mizuho Financial Group, Inc. ADR                                 5,047     21,197
    Mizuno Corp.                                                    25,000    141,174
    Mochida Pharmaceutical Co., Ltd.                                 2,000    126,588
    Modec, Inc.                                                      3,000     90,961
    Monex Group, Inc.                                               48,000    175,111
    Morinaga & Co., Ltd.                                            49,000    104,268
    Morinaga Milk Industry Co., Ltd.                                46,000    143,430
    Morita Holdings Corp.                                            9,000     79,168
    Morozoff, Ltd.                                                   6,000     19,108
    Mory Industries, Inc.                                            2,000      8,422
    MOS Food Services, Inc.                                          3,200     62,043
    Moshi Moshi Hotline, Inc.                                        6,100     76,675
    Mr Max Corp.                                                     8,300     28,324
    MS&AD Insurance Group Holdings                                  39,213  1,013,944
    Murata Manufacturing Co., Ltd.                                   6,600    529,781
    Musashi Seimitsu Industry Co., Ltd.                              4,100     96,749
    Musashino Bank, Ltd. (The)                                       8,300    291,213
    Mutoh Holdings Co., Ltd.                                         8,000     34,614
    Nabtesco Corp.                                                   7,500    183,056
    NAC Co., Ltd.                                                      400      7,200
    Nachi-Fujikoshi Corp.                                           25,000    122,741
    Nagaileben Co., Ltd.                                             4,800     79,211

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Nagano Bank, Ltd. (The)                                       15,000 $ 27,027
    Nagase & Co., Ltd.                                            27,300  340,068
    Nagatanien Co., Ltd.                                           3,000   27,239
    Nagoya Railroad Co., Ltd.                                     64,000  185,809
    Nakabayashi Co., Ltd.                                          4,000    8,727
    Nakamuraya Co., Ltd.                                           8,917   36,776
*   Nakayama Steel Works, Ltd.                                    26,000   29,800
    Namco Bandai Holdings, Inc.                                   18,800  354,387
    Namura Shipbuilding Co., Ltd.                                  6,000   86,882
    Nankai Electric Railway Co., Ltd.                             48,000  179,307
    Nanto Bank, Ltd. (The)                                        48,000  190,052
    Natori Co., Ltd.                                                 500    4,915
    NDS Co., Ltd.                                                  9,000   25,936
    NEC Capital Solutions, Ltd.                                      800   19,827
    NEC Corp.                                                    372,000  835,580
    NEC Fielding, Ltd.                                             5,300   59,860
    NEC Networks & System Integration Corp.                        5,600  141,004
    NET One Systems Co., Ltd.                                     20,800  145,098
    Neturen Co., Ltd.                                              5,400   47,629
#*  New Japan Chemical Co., Ltd.                                   8,500   26,309
    Nexon Co., Ltd.                                                2,400   28,050
    NGK Insulators, Ltd.                                          26,000  437,319
    NGK Spark Plug Co., Ltd.                                      34,000  776,494
    NHK Spring Co., Ltd.                                          27,000  282,629
    Nice Holdings, Inc.                                           16,000   41,598
    Nichi-iko Pharmaceutical Co., Ltd.                             3,000   74,792
    Nichia Steel Works, Ltd.                                       6,000   21,946
    Nichias Corp.                                                 18,000  121,779
    Nichiban Co., Ltd.                                             1,000    3,909
    Nichicon Corp.                                                13,100  137,194
    Nichiden Corp.                                                 1,800   42,431
    Nichiha Corp.                                                  5,100   73,187
    Nichii Gakkan Co.                                              8,600   86,195
    Nichimo Co., Ltd.                                              7,000   14,265
    Nichirei Corp.                                                53,000  273,569
    Nichireki Co., Ltd.                                            5,000   51,754
    Nidec Copal Electronics Corp.                                  3,800   23,487
    Nidec Corp.                                                    2,797  272,574
    Nidec Corp. ADR                                                4,317  105,248
    Nifco, Inc.                                                    8,000  213,190
    NIFTY Corp.                                                    1,300   16,947
    Nihon Chouzai Co., Ltd.                                          130    3,682
    Nihon Dempa Kogyo Co., Ltd.                                    4,400   40,962
    Nihon Eslead Corp.                                             1,000   11,066
    Nihon Kohden Corp.                                             3,700  152,390
    Nihon M&A Center, Inc.                                         1,600  123,401
    Nihon Nohyaku Co., Ltd.                                        9,000  107,876
    Nihon Parkerizing Co., Ltd.                                    9,000  175,815
    Nihon Shokuhin Kako Co., Ltd.                                  1,000    3,818
    Nihon Trim Co., Ltd.                                             500   38,674
    Nihon Unisys, Ltd.                                            10,400   92,745
    Nihon Yamamura Glass Co., Ltd.                                19,000   35,007

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nikkiso Co., Ltd.                                              9,000 $  111,343
    Nikko Co., Ltd.                                                2,000     11,626
    Nikon Corp.                                                   35,500    656,262
    Nintendo Co., Ltd.                                             1,500    168,680
    Nippo Corp.                                                   13,000    243,892
    Nippon Beet Sugar Manufacturing Co., Ltd.                     22,000     41,442
    Nippon Carbide Industries Co., Inc.                           16,000     52,300
#   Nippon Carbon Co., Ltd.                                       22,000     42,875
*   Nippon Chemi-Con Corp.                                        29,000    131,057
*   Nippon Chemical Industrial Co., Ltd.                          16,000     26,942
    Nippon Chemiphar Co., Ltd.                                     9,000     42,205
    Nippon Chutetsukan KK                                          4,000     10,001
    Nippon Coke & Engineering Co., Ltd.                           48,000     60,824
    Nippon Concrete Industries Co., Ltd.                           8,000     44,816
    Nippon Denko Co., Ltd.                                        22,000     64,070
    Nippon Densetsu Kogyo Co., Ltd.                                8,000    100,000
    Nippon Electric Glass Co., Ltd.                              103,000    529,805
    Nippon Express Co., Ltd.                                     114,000    572,456
    Nippon Fine Chemical Co., Ltd.                                 1,900     12,435
    Nippon Flour Mills Co., Ltd.                                  26,000    125,422
    Nippon Formula Feed Manufacturing Co., Ltd.                   15,000     18,787
    Nippon Gas Co., Ltd.                                           3,900     43,610
    Nippon Hume Corp.                                              3,000     27,134
    Nippon Jogesuido Sekkei Co., Ltd.                                800     10,091
    Nippon Kanzai Co., Ltd.                                        2,200     40,005
    Nippon Kayaku Co., Ltd.                                       25,000    350,499
*   Nippon Kinzoku Co., Ltd.                                      14,000     19,425
    Nippon Koei Co., Ltd.                                         18,000     84,678
    Nippon Konpo Unyu Soko Co., Ltd.                              12,900    224,870
#*  Nippon Koshuha Steel Co., Ltd.                                20,000     22,000
    Nippon Light Metal Holdings Co., Ltd.                        114,000    163,222
    Nippon Meat Packers, Inc.                                     33,000    483,162
    Nippon Paint Co., Ltd.                                        23,000    386,852
#   Nippon Paper Industries Co., Ltd.                             24,600    391,976
    Nippon Pillar Packing Co., Ltd.                                9,000     61,742
    Nippon Piston Ring Co., Ltd.                                  12,000     22,143
    Nippon Road Co., Ltd. (The)                                   23,000    143,245
    Nippon Seiki Co., Ltd.                                         8,000    130,431
    Nippon Seisen Co., Ltd.                                        4,000     18,279
    Nippon Sharyo, Ltd.                                           11,000     57,994
*   Nippon Sheet Glass Co., Ltd.                                 243,000    315,161
    Nippon Shinyaku Co., Ltd.                                     11,000    189,614
    Nippon Shokubai Co., Ltd.                                     32,000    392,560
    Nippon Signal Co., Ltd.                                       10,300     78,332
    Nippon Soda Co., Ltd.                                         31,000    189,919
    Nippon Steel & Sumikin Bussan                                 33,520    101,935
    Nippon Steel & Sumikin Texeng                                 12,000     48,919
    Nippon Steel & Sumitomo Metal Corp.                          546,120  1,802,498
*   Nippon Suisan Kaisha, Ltd.                                    67,600    137,884
    Nippon Synthetic Chemical Industry Co., Ltd. (The)            15,000    144,619
    Nippon Telegraph & Telephone Corp.                               900     46,782
    Nippon Telegraph & Telephone Corp. ADR                        12,740    332,514

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Nippon Television Holdings, Inc.                               7,300 $  133,726
    Nippon Thompson Co., Ltd.                                     18,000     97,967
    Nippon Valqua Industries, Ltd.                                16,000     44,828
#*  Nippon Yakin Kogyo Co., Ltd.                                  27,000     89,459
    Nippon Yusen KK                                              248,000    757,763
    Nipro Corp.                                                   22,900    209,854
    Nishi-Nippon City Bank, Ltd. (The)                           160,000    432,281
    Nishi-Nippon Railroad Co., Ltd.                               32,000    122,589
    Nishikawa Rubber Co., Ltd.                                       200      3,600
    Nishimatsu Construction Co., Ltd.                             69,000    243,597
    Nishimatsuya Chain Co., Ltd.                                  15,500    114,923
    Nishio Rent All Co., Ltd.                                      4,000    108,259
    Nissan Chemical Industries, Ltd.                              19,100    300,270
    Nissan Motor Co., Ltd.                                       125,200  1,257,165
    Nissan Shatai Co., Ltd.                                       15,000    258,616
    Nissan Tokyo Sales Holdings Co., Ltd.                          3,000      8,903
    Nissei Corp.                                                   1,000      9,166
    Nissei Plastic Industrial Co., Ltd.                            3,900     25,445
    Nissen Holdings Co., Ltd.                                      5,800     18,726
#*  Nissha Printing Co., Ltd.                                      6,100     99,688
    Nisshin Fudosan Co.                                            4,400     35,100
    Nisshin Oillio Group, Ltd. (The)                              26,000     87,363
    Nisshin Seifun Group, Inc.                                    53,700    582,184
    Nisshin Steel Holdings Co., Ltd.                              20,340    271,212
    Nisshinbo Holdings, Inc.                                      33,000    291,465
    Nissin Corp.                                                  17,000     49,862
    Nissin Electric Co., Ltd.                                     12,000     76,335
    Nissin Foods Holdings Co., Ltd.                                5,000    214,020
    Nissin Kogyo Co., Ltd.                                        11,700    218,856
    Nissin Sugar Co., Ltd.                                           900     18,918
    Nissui Pharmaceutical Co., Ltd.                                3,000     33,147
    Nitori Holdings Co., Ltd.                                      1,350    126,638
    Nitta Corp.                                                    4,200     88,463
    Nittetsu Mining Co., Ltd.                                     13,000     74,596
    Nitto Boseki Co., Ltd.                                        32,000    148,785
    Nitto Denko Corp.                                             12,500    655,512
    Nitto Kogyo Corp.                                              6,000     94,863
    Nitto Kohki Co., Ltd.                                          2,500     47,239
    Nittoc Construction Co., Ltd.                                  1,500      6,550
    Nittoku Engineering Co., Ltd.                                  2,100     18,657
    NKSJ Holdings, Inc.                                           29,875    773,320
    Noevir Holdings Co., Ltd.                                      2,600     42,240
    NOF Corp.                                                     31,000    215,555
    Nohmi Bosai, Ltd.                                              4,000     40,398
    NOK Corp.                                                     26,500    409,645
    Nomura Co., Ltd.                                               4,000     36,262
    Nomura Holdings, Inc.                                        136,300  1,006,853
    Nomura Holdings, Inc. ADR                                    119,749    881,353
    Nomura Real Estate Holdings, Inc.                             13,500    341,569
    Nomura Research Institute, Ltd.                                1,800     60,412
    Noritake Co., Ltd/Nagoya                                      22,000     59,821
    Noritz Corp.                                                   5,200    120,531

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    North Pacific Bank, Ltd.                                      74,100 $  323,544
    NS Solutions Corp.                                             3,400     77,523
*   NS United Kaiun Kaisha, Ltd.                                  32,000     97,052
    NSD Co., Ltd.                                                  6,300     77,053
    NSK, Ltd.                                                     45,000    480,705
*   NTN Corp.                                                    107,000    514,333
    NTT Data Corp.                                                10,600    352,393
    NTT DOCOMO, Inc.                                              72,500  1,150,214
    NTT DOCOMO, Inc. Sponsored ADR                                 9,600    152,352
    Nuflare Technology, Inc.                                         200     26,776
    Obara Group, Inc.                                              2,900     73,359
    Obayashi Corp.                                                85,000    544,605
    Obayashi Road Corp.                                           10,000     58,695
    OBIC Business Consultants, Ltd.                                3,400    117,411
    Obic Co., Ltd.                                                 9,700    304,606
    Odakyu Electric Railway Co., Ltd.                             23,000    221,968
    Odelic Co., Ltd.                                                 100      3,149
    Oenon Holdings, Inc.                                          13,000     33,805
    Ogaki Kyoritsu Bank, Ltd. (The)                               83,000    233,795
*   Ohara, Inc.                                                    1,600      9,953
    Ohashi Technica, Inc.                                            100        869
    Ohsho Food Service Corp.                                         700     22,923
    Oiles Corp.                                                    5,320    118,864
    Oita Bank, Ltd. (The)                                         46,000    168,739
    Oji Holdings Corp.                                           118,000    539,263
    Okabe Co., Ltd.                                                9,000    120,498
    Okamoto Industries, Inc.                                      13,000     41,454
    Okamura Corp.                                                 15,000    108,407
    Okasan Securities Group, Inc.                                 40,000    345,890
*   Oki Electric Industry Co., Ltd.                               69,000    158,108
    Okinawa Cellular Telephone Co.                                   500     12,300
    Okinawa Electric Power Co., Inc. (The)                         1,900     66,023
    OKK Corp.                                                     21,000     30,651
    OKUMA Corp.                                                   29,000    244,972
    Okumura Corp.                                                 40,000    189,926
    Okura Industrial Co., Ltd.                                    12,000     42,513
    Okuwa Co., Ltd.                                                4,000     36,184
    Olympic Group Corp.                                            1,500     11,121
*   Olympus Corp.                                                  3,500    111,970
    Omron Corp.                                                   11,800    450,302
    ONO Sokki Co., Ltd.                                            5,000     22,182
    Onoken Co., Ltd.                                               4,100     49,308
    Onward Holdings Co., Ltd.                                     35,000    289,687
    OPT, Inc.                                                        600      5,209
    Optex Co., Ltd.                                                1,300     21,373
    Oracle Corp. Japan                                             1,000     39,484
    Organo Corp.                                                  12,000     58,172
    Oriental Land Co., Ltd.                                          800    128,102
    Origin Electric Co., Ltd.                                      6,000     20,182
    Osaka Gas Co., Ltd.                                           54,000    227,452
    Osaka Organic Chemical Industry, Ltd.                          1,400      6,409
    Osaka Steel Co., Ltd.                                          3,300     63,149

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    OSAKA Titanium Technologies Co.                                1,700 $   37,101
    Osaki Electric Co., Ltd.                                       5,000     32,963
    OSG Corp.                                                      6,400    103,530
    Otsuka Corp.                                                   1,100    142,674
    Oyo Corp.                                                      3,500     57,818
    Pacific Industrial Co., Ltd.                                  10,000     71,596
    Pacific Metals Co., Ltd.                                      33,000    120,928
    Pack Corp. (The)                                               2,600     49,846
    Pal Co., Ltd.                                                  2,300     64,272
    Paltac Corp.                                                  10,350    139,270
    PanaHome Corp.                                                18,000    121,768
    Panasonic Corp.                                               88,300    905,018
    Panasonic Corp. Sponsored ADR                                 64,414    671,194
    Panasonic Industrial Devices SUNX Co., Ltd.                    5,800     26,650
    Panasonic Information Systems                                  1,000     26,489
    Paramount Bed Holdings Co., Ltd.                               3,400    117,527
    Parco Co., Ltd.                                                6,300     64,770
    Paris Miki Holdings, Inc.                                      6,500     30,373
    Park24 Co., Ltd.                                               4,500     87,860
    Pasco Corp.                                                    1,000      4,155
    Pasona Group, Inc.                                                27     21,156
    Penta-Ocean Construction Co., Ltd.                            55,000    166,290
    Pigeon Corp.                                                   2,800    144,461
    Pilot Corp.                                                    2,900    110,137
    Piolax, Inc.                                                   2,600     89,634
#*  Pioneer Corp.                                                 64,500    118,732
    Plenus Co., Ltd.                                               3,300     74,856
    Pola Orbis Holdings, Inc.                                      4,200    142,303
    Press Kogyo Co., Ltd.                                         20,000     87,732
    Pressance Corp.                                                  900     28,819
    Prima Meat Packers, Ltd.                                      27,000     57,245
    Pronexus, Inc.                                                 4,500     29,232
    Proto Corp.                                                    3,600     52,665
    PS Mitsubishi Construction Co., Ltd.                           5,200     27,620
    Raito Kogyo Co., Ltd.                                          9,000     74,721
    Rakuten, Inc.                                                  8,700    113,358
*   Rasa Industries, Ltd.                                          4,000      8,796
    Relo Holdings, Inc.                                              800     37,091
    Renaissance, Inc.                                                500      3,786
*   Renesas Electronics Corp.                                     33,600    194,058
    Rengo Co., Ltd.                                               49,000    262,074
*   Renown, Inc.                                                   7,000      9,485
    Resona Holdings, Inc.                                        128,400    667,902
    Resorttrust, Inc.                                              4,900    186,655
    Rhythm Watch Co., Ltd.                                        18,000     26,607
    Ricoh Co., Ltd.                                              101,381  1,070,665
    Ricoh Leasing Co., Ltd.                                        3,900    111,673
    Right On Co., Ltd.                                             1,900     16,314
    Riken Corp.                                                   22,000     96,281
    Riken Keiki Co., Ltd.                                          3,000     22,984
    Riken Technos Corp.                                            6,000     26,903
    Riken Vitamin Co., Ltd.                                        1,700     42,399

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Ringer Hut Co., Ltd.                                          2,600 $ 37,879
    Rinnai Corp.                                                  1,400  108,360
    Riso Kagaku Corp.                                             3,680   81,977
    Rock Field Co., Ltd.                                          2,800   53,720
    Rohm Co., Ltd.                                               14,600  599,296
    Rohto Pharmaceutical Co., Ltd.                               14,000  203,172
    Rokko Butter Co., Ltd.                                          800    6,761
#   Roland DG Corp.                                               2,300   65,937
    Round One Corp.                                              26,200  139,005
    Royal Holdings Co., Ltd.                                      4,300   68,983
    Ryobi, Ltd.                                                  28,000  123,747
    Ryoden Trading Co., Ltd.                                      5,000   34,194
    Ryohin Keikaku Co., Ltd.                                      2,500  249,389
    Ryosan Co., Ltd.                                              7,300  141,345
    S Foods, Inc.                                                 2,000   20,091
    Sagami Chain Co., Ltd.                                        5,000   44,827
    Saibu Gas Co., Ltd.                                          43,000  106,907
    Saizeriya Co., Ltd.                                           8,300  102,595
    Sakai Chemical Industry Co., Ltd.                            21,000   69,560
    Sakai Heavy Industries, Ltd.                                  5,000   20,627
    Sakai Moving Service Co., Ltd.                                  100    3,136
    Sakai Ovex Co., Ltd.                                         19,000   28,837
    Sakata INX Corp.                                             12,000  113,894
    Sakata Seed Corp.                                             6,700   91,451
    Sala Corp.                                                    3,000   16,228
    San-A Co., Ltd.                                               5,000  142,500
    San-Ai Oil Co., Ltd.                                         11,000   47,507
    San-In Godo Bank, Ltd. (The)                                 38,000  275,866
    Sanden Corp.                                                 25,000  101,152
    Sanei Architecture Planning Co., Ltd.                         1,300   10,916
    Sangetsu Co., Ltd.                                            6,700  177,826
#*  Sanix, Inc.                                                  17,500  189,396
    Sanken Electric Co., Ltd.                                    16,000   88,297
    Sanki Engineering Co., Ltd.                                  12,000   74,924
#   Sanko Marketing Foods Co., Ltd.                                   7    6,844
    Sanko Metal Industrial Co., Ltd.                              4,000   11,206
    Sankyo Co., Ltd.                                              6,000  285,354
    Sankyo Seiko Co., Ltd.                                        6,300   21,435
    Sankyo Tateyama, Inc.                                         6,500  137,362
    Sankyu, Inc.                                                 75,000  268,458
    Sanoh Industrial Co., Ltd.                                    6,500   46,727
    Sanrio Co., Ltd.                                              2,200  120,894
    Sanshin Electronics Co., Ltd.                                 7,000   45,698
    Santen Pharmaceutical Co., Ltd.                               3,100  157,374
    Sanwa Holdings Corp.                                         50,000  320,441
    Sanyo Chemical Industries, Ltd.                              15,000  103,232
    Sanyo Denki Co., Ltd.                                        10,000   65,358
    Sanyo Housing Nagoya Co., Ltd.                                1,000   11,619
    Sanyo Shokai, Ltd.                                           20,000   55,189
    Sanyo Special Steel Co., Ltd.                                23,000  124,030
#   Sapporo Holdings, Ltd.                                       70,000  311,269
*   Sasebo Heavy Industries Co., Ltd.                            21,000   21,873

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Sata Construction Co., Ltd.                                    4,000 $    6,444
    Sato Holdings Corp.                                            3,900     79,117
    Satori Electric Co., Ltd.                                      2,700     16,313
#   Sawada Holdings Co., Ltd.                                      1,100     10,330
    Sawai Pharmaceutical Co., Ltd.                                 1,200     87,724
    Saxa Holdings, Inc.                                            6,000      9,684
    SBI Holdings, Inc.                                            59,430    719,212
    Scroll Corp.                                                   8,200     23,292
    SCSK Corp.                                                     4,900    124,216
    Secom Co., Ltd.                                                3,700    222,897
    Sega Sammy Holdings, Inc.                                     11,200    287,118
    Seika Corp.                                                   16,000     38,985
    Seikagaku Corp.                                                5,700     73,950
*   Seikitokyu Kogyo Co., Ltd.                                    11,000     15,844
    Seiko Epson Corp.                                             32,700    533,781
    Seiko Holdings Corp.                                          16,000     72,018
    Seino Holdings Co., Ltd.                                      33,000    325,916
    Seiren Co., Ltd.                                              10,500     67,006
    Sekisui Chemical Co., Ltd.                                    39,000    453,121
    Sekisui House, Ltd.                                           71,000  1,019,123
    Sekisui Jushi Corp.                                            7,000    101,916
    Sekisui Plastics Co., Ltd.                                    13,000     36,757
    Senko Co., Ltd.                                               33,000    177,976
    Senshu Electric Co., Ltd.                                      1,300     15,892
    Senshu Ikeda Holdings, Inc.                                   34,340    169,154
    Senshukai Co., Ltd.                                            6,400     55,408
    Seven & I Holdings Co., Ltd.                                  29,900  1,106,558
*   Sharp Corp.                                                  122,000    360,888
    Shibaura Electronics Co., Ltd.                                   400      5,070
    Shibusawa Warehouse Co., Ltd. (The)                            8,000     34,142
    Shibuya Kogyo Co., Ltd.                                          700     13,253
    Shidax Corp.                                                   1,700      8,581
    Shiga Bank, Ltd. (The)                                        50,000    273,268
    Shikibo, Ltd.                                                 29,000     38,770
    Shikoku Bank, Ltd. (The)                                      45,000    104,224
    Shikoku Chemicals Corp.                                       11,000     80,083
*   Shikoku Electric Power Co., Inc.                              13,500    240,964
    Shima Seiki Manufacturing, Ltd.                                6,100    125,147
    Shimachu Co., Ltd.                                            11,000    267,123
    Shimadzu Corp.                                                48,000    470,034
    Shimamura Co., Ltd.                                            2,000    224,838
    Shimano, Inc.                                                  1,300    113,781
    Shimizu Bank, Ltd. (The)                                       1,800     50,622
    Shimizu Corp.                                                137,000    702,594
    Shimojima Co., Ltd.                                              700      6,808
    Shin Nippon Air Technologies Co., Ltd.                         3,500     21,976
    Shin-Etsu Chemical Co., Ltd.                                   9,700    548,458
    Shin-Etsu Polymer Co., Ltd.                                    9,200     32,360
    Shin-Keisei Electric Railway Co., Ltd.                         7,000     26,938
    Shinagawa Refractories Co., Ltd.                              17,000     37,102
    Shindengen Electric Manufacturing Co., Ltd.                   22,000    141,563
    Shinko Electric Industries Co., Ltd.                          20,000    178,297

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES   VALUE++
                                                                   ------- ----------
JAPAN -- (Continued)
     Shinko Plantech Co., Ltd.                                       7,800 $   62,975
     Shinko Shoji Co., Ltd.                                          5,300     45,359
     Shinmaywa Industries, Ltd.                                     24,000    188,039
     Shinnihon Corp.                                                 4,500     15,673
     Shinsei Bank, Ltd.                                            195,000    456,555
     Shinsho Corp.                                                   8,000     16,581
     Shionogi & Co., Ltd.                                           19,900    440,358
     Ship Healthcare Holdings, Inc.                                  6,800    279,033
     Shiroki Corp.                                                  13,000     29,160
     Shiseido Co., Ltd.                                             13,500    230,944
     Shizuoka Bank, Ltd. (The)                                      85,000    956,368
     Shizuoka Gas Co., Ltd.                                         16,500    109,271
     SHO-BOND Holdings Co., Ltd.                                     2,100     98,337
     Shochiku Co., Ltd.                                              9,000     88,974
     Shoko Co., Ltd.                                                 5,000      8,049
     Showa Aircraft Industry Co., Ltd.                               5,000     57,911
     Showa Corp.                                                    12,200    169,327
     Showa Denko KK                                                365,000    494,920
     Showa Sangyo Co., Ltd.                                         18,000     55,642
     Showa Shell Sekiyu KK                                          43,000    462,288
     Siix Corp.                                                      4,500     54,916
     Sinanen Co., Ltd.                                              10,000     39,004
     Sinfonia Technology Co., Ltd.                                  20,000     35,461
     Sinko Industries, Ltd.                                          1,900     15,652
     Sintokogio, Ltd.                                                9,900     74,496
     SKY Perfect JSAT Holdings, Inc.                                39,000    225,202
     SMC Corp.                                                         900    209,536
     SMK Corp.                                                      14,000     67,353
     SNT Corp.                                                       8,100     30,984
     Soda Nikka Co., Ltd.                                            3,000     12,670
     Sodick Co., Ltd.                                               11,700     54,691
     Softbank Corp.                                                 16,196  1,209,499
     Software Service, Inc.                                            100      3,760
     Sogo Medical Co., Ltd.                                          1,300     49,428
     Sohgo Security Services Co., Ltd.                              13,900    280,989
     Sojitz Corp.                                                  294,700    572,246
     Sony Corp.                                                     26,900    469,262
     Sony Corp. Sponsored ADR                                       52,202    900,484
     Sony Financial Holdings, Inc.                                  16,500    308,098
     Sotetsu Holdings, Inc.                                         48,000    178,543
     Space Co., Ltd.                                                   600      5,589
     Square Enix Holdings Co., Ltd.                                 17,800    286,877
     SRA Holdings                                                    1,200     13,421
     ST Corp.                                                        1,500     15,250
     St Marc Holdings Co., Ltd.                                      1,600     82,355
     Stanley Electric Co., Ltd.                                     18,100    421,024
     Star Micronics Co., Ltd.                                        8,400     90,391
     Start Today Co., Ltd.                                           6,000    167,280
     Starts Corp., Inc.                                              1,000      9,990
     Starzen Co., Ltd.                                              12,000     33,203
     Stella Chemifa Corp.                                            2,500     46,201
     Studio Alice Co., Ltd.                                          2,500     32,314

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Sugi Holdings Co., Ltd.                                        1,400 $   58,554
    Sumco Corp.                                                   21,700    197,183
    Suminoe Textile Co., Ltd.                                     13,000     38,481
    Sumitomo Bakelite Co., Ltd.                                   48,000    173,081
    Sumitomo Chemical Co., Ltd.                                  177,355    649,541
    Sumitomo Corp.                                                88,800  1,155,581
    Sumitomo Densetsu Co., Ltd.                                    3,000     44,309
    Sumitomo Electric Industries, Ltd.                            59,800    896,063
    Sumitomo Forestry Co., Ltd.                                   31,400    365,305
    Sumitomo Heavy Industries, Ltd.                              140,000    619,631
    Sumitomo Metal Mining Co., Ltd.                               77,000  1,066,496
#*  Sumitomo Mitsui Construction Co., Ltd.                        23,700     30,961
    Sumitomo Mitsui Financial Group, Inc.                         96,683  4,673,257
    Sumitomo Mitsui Trust Holdings, Inc.                         243,440  1,202,371
    Sumitomo Osaka Cement Co., Ltd.                               96,000    387,339
    Sumitomo Precision Products Co., Ltd.                          7,000     30,278
    Sumitomo Real Estate Sales Co., Ltd.                           2,200     72,028
    Sumitomo Realty & Development Co., Ltd.                        5,000    236,582
    Sumitomo Rubber Industries, Ltd.                               8,500    118,333
    Sumitomo Seika Chemicals Co., Ltd.                            14,000     89,583
    Sumitomo Warehouse Co., Ltd. (The)                            39,000    228,729
    Sun-Wa Technos Corp.                                           3,400     31,668
    Sundrug Co., Ltd.                                              1,600     79,758
    Suruga Bank, Ltd.                                             37,000    586,942
    Suzuken Co. Ltd/Aichi Japan                                   16,200    584,978
    Suzuki Motor Corp.                                            19,000    477,762
*   SWCC Showa Holdings Co., Ltd.                                 45,000     51,341
    Sysmex Corp.                                                   2,200    145,735
    Systena Corp.                                                  2,400     17,516
    T Hasegawa Co., Ltd.                                           3,800     53,789
    T RAD Co., Ltd.                                               14,000     44,386
    T&D Holdings, Inc.                                            86,200  1,034,894
    T&K Toka Co., Ltd.                                             2,200     46,804
    Tachi-S Co., Ltd.                                              4,800     76,611
    Tachibana Eletech Co., Ltd.                                    2,600     29,790
    Tact Home Co., Ltd.                                               22     53,249
    Tadano, Ltd.                                                  18,000    247,523
    Taihei Dengyo Kaisha, Ltd.                                     6,000     42,250
    Taiheiyo Cement Corp.                                        119,000    504,704
    Taiheiyo Kouhatsu, Inc.                                       10,000     11,125
    Taiho Kogyo Co., Ltd.                                          6,900     86,831
    Taikisha, Ltd.                                                 5,600    130,171
    Taiko Bank, Ltd. (The)                                         1,000      2,226
    Taisei Corp.                                                 160,000    820,845
    Taisei Lamick Co., Ltd.                                        1,100     27,962
    Taiyo Nippon Sanso Corp.                                      54,000    370,297
    Taiyo Yuden Co., Ltd.                                         23,200    297,376
    Takagi Securities Co., Ltd.                                    6,000     23,107
    Takamatsu Construction Group Co., Ltd.                         5,000     93,609
    Takano Co., Ltd.                                                 600      2,950
    Takaoka Toko Holdings Co., Ltd.                                1,980     40,214
#   Takara Holdings, Inc.                                         32,000    293,450

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
#   Takara Leben Co., Ltd.                                        33,200 $131,023
    Takara Standard Co., Ltd.                                     21,000  168,962
    Takasago International Corp.                                  13,000   72,275
    Takasago Thermal Engineering Co., Ltd.                        12,200  101,957
    Takashima & Co., Ltd.                                         16,000   45,164
    Takashimaya Co., Ltd.                                         57,000  543,840
    Takata Corp.                                                   8,000  201,775
    Take And Give Needs Co., Ltd.                                  1,020   20,897
    Takeda Pharmaceutical Co., Ltd.                               14,000  667,164
    Takeei Corp.                                                   5,400   84,966
    Takeuchi Manufacturing Co., Ltd.                               3,300   69,608
    Takihyo Co., Ltd.                                              5,000   20,605
    Takiron Co., Ltd.                                             10,000   42,553
    Takisawa Machine Tool Co., Ltd.                               14,000   20,872
    Takuma Co., Ltd.                                               9,000   76,712
    Tamron Co., Ltd.                                               3,700   78,948
    Tamura Corp.                                                  19,000   49,973
    Tanseisha Co., Ltd.                                            4,000   27,041
    Tatsuta Electric Wire and Cable Co., Ltd.                     15,000  105,910
    Tayca Corp.                                                    5,000   15,180
    Tbk Co., Ltd.                                                  7,000   38,835
    TDK Corp.                                                     11,700  497,251
    TDK Corp. Sponsored ADR                                        7,012  297,309
    Teijin, Ltd.                                                 239,000  536,668
    Teikoku Electric Manufacturing Co., Ltd.                       1,300   30,603
    Teikoku Sen-I Co., Ltd.                                        6,000   55,142
    Teikoku Tsushin Kogyo Co., Ltd.                                2,000    3,587
#*  Tekken Corp.                                                  24,000   78,480
    Terumo Corp.                                                   3,300  159,821
    THK Co., Ltd.                                                 19,200  419,105
    TKC Corp.                                                      3,800   63,096
    Toa Corp.(6894434)                                             6,000   50,852
*   Toa Corp.(6894508)                                            43,000  104,496
    Toa Oil Co., Ltd.                                              6,000   11,252
    TOA ROAD Corp.                                                 8,000   43,663
    Toabo Corp.                                                    9,000    7,345
    Toagosei Co., Ltd.                                            52,000  235,804
#*  Tobishima Corp.                                               20,000   37,969
    Tobu Railway Co., Ltd.                                        33,000  171,067
    Tobu Store Co., Ltd.                                          10,000   26,266
    TOC Co., Ltd.                                                 16,400  133,233
    Tocalo Co., Ltd.                                               2,800   45,843
    Tochigi Bank, Ltd. (The)                                      25,000   95,600
    Toda Corp.                                                    44,000  160,857
    Toda Kogyo Corp.                                               6,000   18,295
    Toei Animation Co., Ltd.                                       1,900   49,868
    Toei Co., Ltd.                                                15,000   90,217
    Toenec Corp.                                                   7,000   43,662
    Toho Bank, Ltd. (The)                                         49,000  153,827
    Toho Co. Ltd/Kobe                                              6,000   21,674
    Toho Co., Ltd.                                                 5,200  111,425
    Toho Gas Co., Ltd.                                            35,000  182,506

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Toho Holdings Co., Ltd.                                       12,100 $  234,261
#   Toho Titanium Co., Ltd.                                        8,100     64,374
    Toho Zinc Co., Ltd.                                           30,000     90,414
    Tohoku Bank, Ltd. (The)                                       19,000     28,295
*   Tohoku Electric Power Co., Inc.                               14,500    175,511
    Tohokushinsha Film Corp.                                         400      3,917
#   Tokai Carbon Co., Ltd.                                        45,000    154,710
    Tokai Corp/Gifu                                                1,300     34,554
    TOKAI Holdings Corp.                                           9,200     32,583
    Tokai Lease Co., Ltd.                                          2,000      3,648
    Tokai Rika Co., Ltd.                                          11,300    239,618
    Tokai Rubber Industries, Ltd.                                  7,600     69,962
    Tokai Tokyo Financial Holdings, Inc.                          51,000    427,783
    Token Corp.                                                    2,220    117,923
    Tokio Marine Holdings, Inc.                                   50,500  1,655,615
    Tokio Marine Holdings, Inc. ADR                                1,000     32,850
*   Toko, Inc.                                                    22,000     76,809
    Tokushu Tokai Paper Co., Ltd.                                 22,000     45,247
    Tokuyama Corp.                                                80,000    309,441
    Tokyo Broadcasting System Holdings, Inc.                       8,600    113,316
#   Tokyo Dome Corp.                                              35,000    240,698
*   Tokyo Electric Power Co., Inc.                                38,188    203,805
    Tokyo Electron Device, Ltd.                                      600      9,345
    Tokyo Electron, Ltd.                                          17,400    954,784
    Tokyo Energy & Systems, Inc.                                   6,000     31,927
    Tokyo Gas Co., Ltd.                                           39,000    211,615
    Tokyo Keiki, Inc.                                             12,000     37,198
    Tokyo Rakutenchi Co., Ltd.                                     7,000     35,079
*   Tokyo Rope Manufacturing Co., Ltd.                            27,000     47,129
    Tokyo Sangyo Co., Ltd.                                         4,000     13,695
    Tokyo Seimitsu Co., Ltd.                                       8,100    154,662
*   Tokyo Steel Manufacturing Co., Ltd.                           27,700    148,844
    Tokyo Tatemono Co., Ltd.                                     102,000    957,576
    Tokyo Tekko Co., Ltd.                                         12,000     51,582
    Tokyo Theatres Co., Inc.                                      21,000     35,162
    Tokyo Tomin Bank, Ltd. (The)                                   7,826     83,860
    Tokyotokeiba Co., Ltd.                                        31,000    126,331
#*  Tokyu Construction Co., Ltd.                                  30,830    181,161
    Tokyu Corp.                                                   35,000    238,352
*   Tokyu Fudosan Holdings Corp.                                 104,925  1,030,790
    Toli Corp.                                                    17,000     35,752
    Tomato Bank, Ltd.                                             11,000     19,375
    Tomen Devices Corp.                                              100      1,713
    Tomen Electronics Corp.                                        1,700     19,290
    Tomoe Corp.                                                    9,500     48,589
    Tomoe Engineering Co., Ltd.                                    2,100     33,440
    Tomoku Co., Ltd.                                              21,000     67,036
    TOMONY Holdings, Inc.                                         36,300    137,124
    Tomy Co., Ltd.                                                19,300     99,463
    Tonami Holdings Co., Ltd.                                     16,000     34,915
    TonenGeneral Sekiyu KK                                        14,000    130,052
    Topcon Corp.                                                  12,700    191,500

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Toppan Forms Co., Ltd.                                        12,900 $  120,313
    Toppan Printing Co., Ltd.                                     80,000    631,869
    Topre Corp.                                                    9,700    136,100
    Topy Industries, Ltd.                                         43,000     94,252
    Toray Industries, Inc.                                        78,000    487,401
    Toridoll.corp                                                  4,800     45,194
    Torishima Pump Manufacturing Co., Ltd.                         9,100     81,014
    Tosei Corp.                                                    9,800     78,664
    Toshiba Corp.                                                 38,000    161,510
    Toshiba Machine Co., Ltd.                                     21,000    108,610
    Toshiba Plant Systems & Services Corp.                         9,000    158,799
    Toshiba TEC Corp.                                             28,000    172,458
#   Tosho Printing Co., Ltd.                                      11,000     29,477
    Tosoh Corp.                                                  113,000    432,413
    Totetsu Kogyo Co., Ltd.                                        6,000    135,133
    TOTO, Ltd.                                                    25,000    353,556
    Tottori Bank, Ltd. (The)                                      13,000     25,020
    Touei Housing Corp.                                            3,545     91,969
    Towa Bank, Ltd. (The)                                         53,000     48,473
    Towa Corp.                                                     4,000     23,009
    Towa Pharmaceutical Co., Ltd.                                  1,800     90,065
    Toyo Construction Co., Ltd.                                   10,100     35,686
    Toyo Corp.                                                     5,300     59,124
    Toyo Denki Seizo--Toyo Electric Manufacturing Co., Ltd.        8,000     26,120
    Toyo Engineering Corp.                                        22,000     93,741
    Toyo Ink SC Holdings Co., Ltd.                                47,000    239,602
#   Toyo Kanetsu KK                                               27,000     79,404
    Toyo Kohan Co., Ltd.                                           9,000     40,941
    Toyo Securities Co., Ltd.                                     21,000     71,931
    Toyo Seikan Group Holdings, Ltd.                              36,700    762,734
    Toyo Suisan Kaisha, Ltd.                                       9,000    286,227
#   Toyo Tanso Co., Ltd.                                           2,500     47,380
    Toyo Tire & Rubber Co., Ltd.                                  41,000    239,559
    Toyo Wharf & Warehouse Co., Ltd.                              10,000     27,097
    Toyobo Co., Ltd.                                             180,000    345,895
    Toyoda Gosei Co., Ltd.                                        13,300    332,560
    Toyota Boshoku Corp.                                          12,600    168,766
    Toyota Motor Corp.                                            19,055  1,235,491
    Toyota Motor Corp. Sponsored ADR                              50,053  6,477,859
    Toyota Tsusho Corp.                                           24,700    686,092
    TPR Co., Ltd.                                                  4,700     89,332
    Trancom Co., Ltd.                                              2,000     62,579
    Transcosmos, Inc.                                              5,800    100,359
    Trend Micro, Inc.                                              2,600     96,705
    Trusco Nakayama Corp.                                          6,100    129,871
    TS Tech Co., Ltd.                                              8,900    333,442
    TSI Holdings Co., Ltd.                                        21,345    150,873
    Tsubakimoto Chain Co.                                         36,000    238,496
#*  Tsudakoma Corp.                                               12,000     19,687
    Tsugami Corp.                                                 15,000     75,395
    Tsukishima Kikai Co., Ltd.                                     6,000     63,185
    Tsukuba Bank, Ltd. (The)                                      21,400     74,835

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Tsukui Corp.                                                   1,000 $ 11,083
    Tsumura & Co.                                                  6,400  201,152
    Tsuruha Holdings, Inc.                                         2,500  226,972
    Tsurumi Manufacturing Co., Ltd.                                4,000   40,979
    Tv Tokyo Holdings Corp.                                          600   10,335
    U-Shin, Ltd.                                                   6,200   46,120
    UACJ Corp.                                                    51,908  170,722
    Ube Industries, Ltd.                                         256,200  530,307
    Uchida Yoko Co., Ltd.                                          8,000   23,472
    UKC Holdings Corp.                                             2,700   53,821
*   Ulvac, Inc.                                                   10,500  107,374
    Unicharm Corp.                                                 1,800  115,612
    Union Tool Co.                                                 3,600   82,752
    Unipres Corp.                                                 10,900  219,942
*   Unitika, Ltd.                                                105,000   64,296
    Universal Entertainment Corp.                                  1,800   35,846
    UNY Group Holdings Co., Ltd.                                  55,900  352,746
*   Usen Corp.                                                     7,870   19,573
    Ushio, Inc.                                                   22,300  281,669
    USS Co., Ltd.                                                  6,600   96,654
    Utoc Corp.                                                     2,600    8,597
    Valor Co., Ltd.                                                9,800  141,446
    Vital KSK Holdings, Inc.                                       7,300   51,202
    VT Holdings Co., Ltd.                                            800   10,767
    Wacoal Holdings Corp.                                         25,000  268,451
*   Wakachiku Construction Co., Ltd.                              18,000   24,447
    Wakita & Co., Ltd.                                             8,000  104,175
    Warabeya Nichiyo Co., Ltd.                                     3,200   59,707
    WATAMI Co., Ltd.                                               4,600   70,705
    Weathernews, Inc.                                                300    6,489
    Welcia Holdings Co., Ltd.                                        900   54,441
    Wellnet Corp.                                                    600    8,539
    West Japan Railway Co.                                         6,400  286,976
    Wood One Co., Ltd.                                             7,000   19,814
    Wowow, Inc.                                                    1,700   65,313
    Xebio Co., Ltd.                                                5,100  110,281
    Yachiyo Bank, Ltd. (The)                                       3,500   95,477
    Yahagi Construction Co., Ltd.                                  5,000   35,020
    Yahoo Japan Corp.                                             13,300   62,054
    Yaizu Suisankagaku Industry Co., Ltd.                            500    4,426
    Yakult Honsha Co., Ltd.                                        1,900   96,508
    YAMABIKO Corp.                                                 1,100   33,641
    Yamada Denki Co., Ltd.                                       231,000  647,952
*   Yamada SxL Home Co., Ltd.                                      4,000    5,591
    Yamagata Bank, Ltd. (The)                                     32,000  133,246
    Yamaguchi Financial Group, Inc.                               50,000  471,181
    Yamaha Corp.                                                  36,400  543,469
    Yamaha Motor Co., Ltd.                                        26,700  409,004
    Yamanashi Chuo Bank, Ltd. (The)                               37,000  156,216
    Yamatane Corp.                                                21,000   39,468
    Yamato Holdings Co., Ltd.                                     29,700  638,724
    Yamato International, Inc.                                       600    2,671

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- ------------
JAPAN -- (Continued)
    Yamato Kogyo Co., Ltd.                                         8,700 $    322,458
    Yamaya Corp.                                                     400        5,762
    Yamazaki Baking Co., Ltd.                                     26,000      264,706
    Yamazen Corp.                                                 13,000       82,439
    Yaoko Co., Ltd.                                                1,100       40,977
    Yaskawa Electric Corp.                                        19,000      246,064
    Yasuda Warehouse Co., Ltd. (The)                               4,900       61,191
    Yellow Hat, Ltd.                                               3,300       60,103
    Yodogawa Steel Works, Ltd.                                    24,000      108,568
    Yokogawa Bridge Holdings Corp.                                 7,000       99,684
    Yokogawa Electric Corp.                                       31,900      416,895
    Yokohama Reito Co., Ltd.                                      14,100      111,598
#   Yokohama Rubber Co., Ltd. (The)                               41,000      401,045
    Yokowo Co., Ltd.                                               3,300       18,726
    Yomiuri Land Co., Ltd.                                         7,000       52,215
    Yondoshi Holdings, Inc.                                        3,500       47,176
    Yorozu Corp.                                                   4,600       90,763
    Yoshinoya Holdings Co., Ltd.                                   6,400       73,431
    Yuasa Trading Co., Ltd.                                       40,000       80,766
    Yuken Kogyo Co., Ltd.                                          9,000       19,871
    Yurtec Corp.                                                   7,000       22,736
    Yusen Logistics Co., Ltd.                                      5,100       57,580
    Yushiro Chemical Industry Co., Ltd.                            1,900       17,284
#   Zappallas, Inc.                                                  300        2,230
    Zenrin Co., Ltd.                                               5,000       52,636
    Zensho Holdings Co., Ltd.                                      3,400       38,802
    Zeon Corp.                                                    25,000      297,928
                                                                         ------------
TOTAL JAPAN                                                               273,013,293
                                                                         ------------
MALAYSIA -- (0.9%)
    Aeon Co. M Bhd                                                30,000      151,965
    Affin Holdings Bhd                                            84,300      113,861
    AirAsia BHD                                                  264,000      224,122
    Alam Maritim Resources Bhd                                   106,700       53,722
    Alliance Financial Group Bhd                                 229,200      376,755
    AMMB Holdings Bhd                                            167,200      392,414
    APM Automotive Holdings Bhd                                   47,200       85,829
    Axiata Group Bhd                                             136,425      296,974
    Batu Kawan BHD                                                27,600      171,158
    Benalec Holdings BHD                                          48,100       18,146
    Berjaya Corp. Bhd                                            407,600       69,709
    Berjaya Land Bhd                                              76,000       20,353
    Berjaya Sports Toto Bhd                                       53,330       68,786
    BIMB Holdings Bhd                                             71,100      108,533
    Boustead Holdings Bhd                                        112,704      186,803
    British American Tobacco Malaysia Bhd                          3,400       68,422
*   Bumi Armada Bhd                                               98,400      123,488
    Bursa Malaysia Bhd                                            29,300       74,658
    Cahya Mata Sarawak Bhd                                        44,700       72,211
    Carlsberg Brewery Malaysia Bhd Class B                         8,600       34,871
    CB Industrial Product Holding Bhd                             51,400       47,724
    CIMB Group Holdings Bhd                                      240,147      570,835

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
MALAYSIA -- (Continued)
    Coastal Contracts Bhd                                         10,500 $ 11,679
    CSC Steel Holdings Bhd                                        47,300   19,778
    Dayang Enterprise Holdings Bhd                                36,293   63,069
    Dialog Group BHD                                             193,779  168,779
    DiGi.Com Bhd                                                  61,000   96,612
    DRB-Hicom Bhd                                                258,300  207,858
    Dutch Lady Milk Industries BHD                                 2,400   35,366
    Eastern & Oriental Bhd                                       194,500  123,806
    ECM Libra Financial Group Bhd                                     25        8
    Eversendai Corp. Bhd                                          46,800   21,955
    Faber Group BHD                                               52,400   43,559
    Gamuda Bhd                                                   277,000  427,493
    Genting Bhd                                                  132,500  439,903
    Genting Malaysia Bhd                                         376,500  515,335
    Genting Plantations Bhd                                       47,900  165,108
    Globetronics Technology BHD                                    9,000    8,611
    Glomac Bhd                                                    86,600   31,005
    Guinness Anchor Bhd                                           23,000  126,051
    HAP Seng Consolidated Bhd                                    242,580  188,298
    Hap Seng Plantations Holdings Bhd                             77,600   65,144
    Hartalega Holdings Bhd                                        11,400   26,130
    Hong Leong Bank Bhd                                           38,280  173,311
    Hong Leong Financial Group Bhd                                41,700  199,871
    Hong Leong Industries Bhd                                     31,400   51,566
    Hua Yang Bhd                                                   4,800    3,286
    IGB Corp. Bhd                                                196,794  165,969
    IJM Corp. Bhd                                                287,860  529,289
    IJM Land Bhd                                                 143,000  126,711
    IJM Plantations Bhd                                           80,200   82,380
    IOI Corp. Bhd                                                 50,026   86,298
    Jaya Tiasa Holdings BHD                                       24,435   16,481
    JCY International Bhd                                         54,200   10,906
*   K&N Kenanga Holdings BHD(6486615)                                 11        2
*   K&N Kenanga Holdings BHD(B987B91), 5.000%                          4       --
    Kian JOO CAN Factory BHD                                      56,700   56,995
*   Kinsteel Bhd                                                 144,000   12,517
    KLCC Property Holdings Bhd                                    52,600  107,617
*   KNM Group Bhd                                                240,325   31,217
    Kossan Rubber Industries                                      24,300   49,202
    KPJ Healthcare Bhd                                            40,300   77,918
*   KSL Holdings BHD                                               3,300    2,159
    Kuala Lumpur Kepong Bhd                                       13,700  100,249
    Kulim Malaysia BHD                                           119,700  128,962
    Kumpulan Fima BHD                                             29,900   18,657
    Lafarge Malayan Bhd                                           33,600  106,079
*   Landmarks BHD                                                 74,700   27,905
    LBS Bina Group Bhd                                            88,200   49,733
    Lingkaran Trans Kota Holdings Bhd                             39,000   56,241
    Lion Industries Corp. Bhd                                    118,500   33,206
    LPI Capital Bhd                                                8,480   44,334
    Mah Sing Group Bhd                                           142,848  101,320
    Malayan Banking Bhd                                          158,097  490,040

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
MALAYSIA -- (Continued)
    Malayan Flour Mills Bhd                                        9,500 $  4,093
    Malaysia Airports Holdings Bhd                                84,319  224,815
    Malaysia Building Society                                     61,300   54,393
    Malaysia Marine and Heavy Engineering Holdings Bhd            31,800   39,106
*   Malaysian Airline System Bhd                                 877,500   94,421
    Malaysian Bulk Carriers Bhd                                   61,200   34,315
    Malaysian Pacific Industries Bhd                              14,375   12,840
    Malaysian Resources Corp. Bhd                                349,350  158,309
    Maxis Bhd                                                     15,400   35,095
    MBM Resources BHD                                             42,310   50,403
    Media Prima Bhd                                              143,900  120,374
*   MISC Bhd                                                      47,380   76,686
    MMC Corp. Bhd                                                195,100  165,650
    MNRB Holdings Bhd                                              9,100   10,096
    Mudajaya Group Bhd                                            54,900   48,346
    Muhibbah Engineering M Bhd                                   115,700   86,528
*   Mulpha International Bhd                                     518,800   69,829
    Naim Holdings Bhd                                             15,200   18,639
    Nestle Malaysia Bhd                                            5,100  109,861
    OSK Holdings BHD                                             178,863   93,107
    Padini Holdings Bhd                                           32,100   18,000
    Parkson Holdings Bhd                                         117,584  140,124
*   Perdana Petroleum Bhd                                         53,400   34,502
*   Perisai Petroleum Teknologi Bhd                              109,200   48,795
    Petronas Chemicals Group Bhd                                  43,300   97,569
    Petronas Dagangan BHD                                         17,100  165,838
    Petronas Gas Bhd                                              25,100  195,126
    Pharmaniaga Bhd                                                6,900   10,401
    POS Malaysia BHD                                              78,600  142,183
    PPB Group Bhd                                                 59,840  278,647
    Press Metal Bhd                                               15,200   11,831
    Public Bank Bhd                                                8,700   50,506
    QL Resources Bhd                                              34,300   43,026
    RCE Capital Bhd                                              430,500   37,406
    RHB Capital Bhd                                              102,831  257,255
*   Sapurakencana Petroleum Bhd                                  195,143  247,429
    Sarawak Oil Palms Bhd                                         31,000   56,962
    Scientex BHD                                                   5,900   10,525
*   Scomi Energy Services Bhd                                     69,900   16,704
*   Scomi Group Bhd                                              335,900   40,432
    Selangor Properties Bhd                                       24,800   32,917
    Shell Refining Co. Federation of Malaya Bhd                   25,800   58,253
    Sime Darby Bhd                                                49,700  150,117
    SP Setia Bhd                                                  19,400   18,884
    Star Publications Malaysia Bhd                                37,200   29,358
    Sunway Bhd                                                   219,800  194,077
    Supermax Corp. Bhd                                           125,800  105,170
    Syarikat Takaful Malaysia Bhd                                  1,200    3,545
    Ta Ann Holdings Bhd                                           40,781   48,353
    TA Enterprise Bhd                                            253,700   58,307
    TA Global Bhd                                                152,220   14,227
    TAN Chong Motor Holdings BHD                                 100,000  199,576

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
MALAYSIA -- (Continued)
    TDM BHD                                                        124,400 $    35,682
*   Tebrau Teguh Bhd                                                91,000      38,929
    Telekom Malaysia Bhd                                            96,800     160,723
    Tenaga Nasional Bhd                                             46,850     140,003
*   TH Heavy Engineering Bhd                                       191,000      52,367
    TH Plantations Bhd                                               2,640       1,464
    Top Glove Corp. Bhd                                             77,200     139,645
    Tropicana Corp. Bhd                                              2,700       1,241
    TSH Resources Bhd                                              109,400      87,414
    UEM Sunrise Bhd                                                278,358     206,252
    UMW Holdings Bhd                                                82,300     333,748
    Unico-Desa Plantations Bhd                                     147,900      54,328
    Unisem M Bhd                                                   147,200      41,270
    United Plantations BHD                                          11,300      95,691
    Wah Seong Corp. Bhd                                             52,909      28,500
    WCT Holdings Bhd                                               161,210     125,139
    WTK Holdings BHD                                                72,500      29,850
    YNH Property Bhd                                                99,848      56,952
    YTL Corp. Bhd                                                  967,283     505,714
    YTL Power International Bhd                                    187,000     112,597
    Zhulian Corp. Bhd                                               45,600      64,727
                                                                           -----------
TOTAL MALAYSIA                                                              15,692,494
                                                                           -----------
MEXICO -- (1.2%)
    Alfa S.A.B. de C.V. Class A                                    588,810   1,612,010
    Alsea S.A.B. de C.V.                                           102,947     320,348
    America Movil S.A.B. de C.V. Series L                          187,700     200,975
    America Movil S.A.B. de C.V. Series L ADR                       23,684     507,074
    Arca Continental S.A.B. de C.V.                                136,212     805,960
*   Axtel S.A.B. de C.V.                                           260,900      82,186
    Bolsa Mexicana de Valores S.A.B. de C.V.                        57,571     136,699
*   Cemex S.A.B. de C.V.                                         1,794,924   1,906,734
*   Cemex S.A.B. de C.V. Sponsored ADR                              76,253     806,757
    Cia Minera Autlan S.A.B. de C.V. Series B                       13,400       9,130
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     2,300     279,542
    Compartamos S.A.B. de C.V.                                     106,000     205,789
*   Consorcio ARA S.A.B. de C.V. Series *                          204,900      79,936
    Controladora Comercial Mexicana S.A.B. de C.V.                 116,084     473,509
*   Corp. GEO S.A.B. de C.V. Series B                              105,000       3,938
    Corp. Moctezuma S.A.B. de C.V. Series *                         73,800     231,854
*   Desarrolladora Homex S.A.B. de C.V.                             28,600       7,091
#*  Desarrolladora Homex S.A.B. de C.V. ADR                          3,686       4,866
    El Puerto de Liverpool S.A.B. de C.V.                           10,156     109,373
*   Empresas ICA S.A.B. de C.V.                                     84,759     160,979
*   Empresas ICA S.A.B. de C.V. Sponsored ADR                       16,200     123,282
*   Financiera Independencia S.A.B. de C.V.                         32,800      11,640
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR         21,098   1,968,443
#*  Genomma Lab Internacional S.A.B. de C.V. Class B               120,343     320,521
*   Gruma S.A.B. de C.V. Class B                                    70,384     483,945
*   Gruma S.A.B. de C.V. Sponsored ADR                                 500      13,680
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.             34,200     116,619
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              9,537     495,829

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
MEXICO -- (Continued)
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR             5,100 $   606,951
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B         2,400      28,558
    Grupo Bimbo S.A.B. de C.V. Series A                          157,200     528,930
    Grupo Carso S.A.B. de C.V. Series A1                          97,100     529,065
    Grupo Cementos de Chihuahua S.A.B. de C.V.                     1,100       3,304
    Grupo Comercial Chedraui S.A. de C.V.                         65,254     203,355
*   Grupo Famsa S.A.B. de C.V. Class A                            51,200      97,124
    Grupo Financiero Banorte S.A.B. de C.V.                      252,156   1,614,139
    Grupo Financiero Inbursa S.A.B. de C.V.                      219,640     565,966
    Grupo Herdez S.A.B. de C.V. Series *                          44,800     157,949
#   Grupo Lamosa S.A.B. de C.V.                                   34,239      64,950
    Grupo Mexico S.A.B. de C.V. Series B                         334,081   1,058,786
*   Grupo Pochteca S.A.B. de C.V.                                  3,616       4,861
*   Grupo Simec S.A.B. de C.V. Series B                           23,900      89,117
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                       1,049      11,665
    Grupo Televisa S.A.B. Series CPO                             143,094     870,699
    Grupo Televisa S.A.B. Sponsored ADR                           23,672     720,576
*   Impulsora del Desarrollo y El Empleo en America Latina
    S.A.B. de C.V.                                               117,000     237,636
    Industrias Bachoco S.A.B. de C.V. Series B                     1,422       4,880
*   Industrias CH S.A.B. de C.V. Series B                         40,800     200,197
    Industrias Penoles S.A.B. de C.V.                              5,130     148,951
*   Inmuebles Carso S.A.B. de C.V.                                86,291      85,978
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A               68,400     207,969
    Megacable Holdings S.A.B. de C.V.                             34,300     113,174
    Mexichem S.A.B. de C.V.                                      125,083     521,145
*   Minera Frisco S.A.B. de C.V.                                  70,600     181,272
*   OHL Mexico S.A.B. de C.V.                                     21,100      54,144
*   Organizacion Soriana S.A.B. de C.V. Class B                  175,027     566,375
*   Promotora y Operadora de Infraestructura S.A.B. de C.V.       18,900     191,923
    Qualitas Controladora S.A.B. de C.V.                          36,600      86,512
    TV Azteca S.A.B. de C.V.                                     261,900     130,676
*   Urbi Desarrollos Urbanos S.A.B. de C.V.                       84,222      10,135
    Wal-Mart de Mexico S.A.B. de C.V. Series V                    76,404     198,634
                                                                         -----------
TOTAL MEXICO                                                              21,574,305
                                                                         -----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV                                        21,139     631,143
    Accell Group                                                   4,405      89,936
    Aegon NV(5927375)                                            168,021   1,336,922
    Aegon NV(007924103)                                           78,384     623,937
*   AFC Ajax NV                                                      546       5,758
    Akzo Nobel NV                                                 30,253   2,196,198
    Akzo Nobel NV Sponsored ADR                                    1,500      36,735
*   AMG Advanced Metallurgical Group NV                            5,989      66,856
    Amsterdam Commodities NV                                       3,226      71,876
    APERAM                                                        11,100     189,639
    Arcadis NV                                                    10,631     333,391
    ArcelorMittal(B03XPL1)                                        14,754     232,385
#   ArcelorMittal(B295F26)                                       122,963   1,937,897
    ASM International NV                                          10,335     339,469
    ASML Holding NV                                                9,664     914,554
    BE Semiconductor Industries NV                                 8,284      90,017

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
NETHERLANDS -- (Continued)
    Beter Bed Holding NV                                           2,192 $    49,453
    BinckBank NV                                                  18,266     175,735
    Brunel International NV                                        1,779     104,427
    Corbion NV                                                    20,837     482,745
    Delta Lloyd NV                                                47,438   1,005,763
    Exact Holding NV                                               1,884      49,786
    Fugro NV                                                      12,382     774,127
    Gemalto NV                                                     9,713   1,090,183
*   Grontmij                                                      11,563      58,726
    Heijmans NV                                                    7,697     102,099
    Heineken NV                                                    5,424     373,752
    Hunter Douglas NV                                                788      34,023
*   ING Groep NV                                                  35,589     452,255
#*  ING Groep NV Sponsored ADR                                   263,004   3,345,411
    KAS Bank NV                                                    3,541      47,804
    Kendrion NV                                                    1,972      61,844
    Koninklijke Ahold NV                                          98,116   1,864,846
    Koninklijke Ahold NV Sponsored ADR                               400       7,612
    Koninklijke BAM Groep NV                                      66,852     355,551
    Koninklijke Boskalis Westminster NV                           13,200     634,425
    Koninklijke DSM NV                                            23,232   1,756,166
*   Koninklijke KPN NV                                            69,414     221,003
    Koninklijke Philips NV(500472303)                             70,516   2,496,971
    Koninklijke Philips NV(5986622)                               66,468   2,349,025
    Koninklijke Ten Cate NV                                        6,634     201,421
    Koninklijke Vopak NV                                           6,788     417,484
    Koninklijke Wessanen NV                                       21,473      80,329
    Macintosh Retail Group NV                                        861       9,460
    Nederland Apparatenfabriek                                       514      20,307
    Nutreco NV                                                    13,685     668,999
*   Ordina NV                                                     14,194      24,773
*   PostNL NV                                                     89,555     467,956
    Randstad Holding NV                                           23,595   1,453,183
    Reed Elsevier NV                                               5,615     112,887
    Reed Elsevier NV Sponsored ADR                                 4,200     169,050
*   Royal Imtech NV                                               13,633      40,117
*   SBM Offshore NV                                               39,122     818,842
    Sligro Food Group NV                                           3,084     115,505
*   SNS REAAL NV                                                  38,309          --
    Telegraaf Media Groep NV                                       4,962      64,728
    TKH Group NV                                                   6,957     222,252
    TNT Express NV                                                74,063     682,823
*   TomTom NV                                                     29,467     227,523
    Unilever NV(B12T3J1)                                           2,976     117,985
    Unilever NV(904784709)                                        12,294     488,318
    Unit4 NV                                                       5,226     245,869
    USG People NV                                                 19,791     261,620
    Wolters Kluwer NV                                             30,648     830,280
    Ziggo NV                                                      11,269     483,093
                                                                         -----------
TOTAL NETHERLANDS                                                         35,215,249
                                                                         -----------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
NEW ZEALAND -- (0.2%)
*   A2 Corp., Ltd.                                                18,321 $   10,320
    Air New Zealand, Ltd.                                         65,749     87,468
    Auckland International Airport, Ltd.                         251,290    711,360
*   Bathurst Resources New Zealand, Ltd.                          47,311      8,713
    Chorus, Ltd.                                                  30,341     66,405
    Chorus, Ltd. ADR                                               2,187     23,773
    Contact Energy, Ltd.                                          77,371    335,513
*   Diligent Board Member SVCS                                     2,839     10,267
    Ebos Group, Ltd.                                               2,762     22,125
    Fisher & Paykel Healthcare Corp., Ltd.                        48,650    147,958
    Fletcher Building, Ltd.(6341606)                              66,730    550,694
    Fletcher Building, Ltd.(6341617)                              12,299    100,980
    Freightways, Ltd.                                              8,295     29,942
    Hallenstein Glasson Holdings, Ltd.                               609      2,478
    Infratil, Ltd.                                                73,154    151,055
    Kathmandu Holdings, Ltd.                                       4,815     15,454
    Mainfreight, Ltd.                                             14,201    136,058
    New Zealand Oil & Gas, Ltd.                                   63,818     44,281
    New Zealand Refining Co., Ltd. (The)                           1,518      2,822
    Nuplex Industries, Ltd.                                       37,267    107,725
    NZX, Ltd.                                                     14,855     15,474
    PGG Wrightson, Ltd.                                            8,757      2,967
    Port of Tauranga, Ltd.                                        16,991    193,575
    Restaurant Brands New Zealand, Ltd.                            7,686     18,906
    Ryman Healthcare, Ltd.                                        48,303    301,107
    Sanford Ltd.                                                  12,229     46,127
    Sky Network Television, Ltd.                                  34,156    174,924
    SKYCITY Entertainment Group, Ltd.                             84,443    271,195
    Telecom Corp. of New Zealand, Ltd.                            75,684    146,861
    Tower, Ltd.                                                   42,760     65,373
    Trade Me, Ltd.                                                 3,087     11,471
    TrustPower, Ltd.                                              13,045     74,349
    Vector, Ltd.                                                  28,655     61,757
    Warehouse Group, Ltd. (The)                                   19,445     59,110
*   Xero, Ltd.                                                        50      1,156
                                                                         ----------
TOTAL NEW ZEALAND                                                         4,009,743
                                                                         ----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA                                85,601     66,838
*   Agasti Holding ASA                                            94,082     27,065
    Aker ASA Class A                                               5,345    168,390
    Aker Solutions ASA                                            13,798    190,628
*   Algeta ASA                                                       999     39,588
*   Archer, Ltd.                                                  31,543     28,672
    Atea ASA                                                      11,808    130,843
    Austevoll Seafood ASA                                         25,809    160,242
    Bonheur ASA                                                    2,286     52,255
    BW Offshore, Ltd.                                            101,935    139,506
*   BWG Homes ASA                                                 13,773     25,593
    Cermaq ASA                                                    11,307    200,384
*   Deep Sea Supply PLC                                           23,563     44,499
*   Det Norske Oljeselskap ASA                                     4,455     63,394

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
NORWAY -- (Continued)
    DNB ASA                                                       75,063 $1,330,605
*   DNO International ASA                                        107,000    302,376
*   DOF ASA                                                       10,562     49,528
    Ekornes ASA                                                    3,811     61,991
#*  Electromagnetic GeoServices A.S.                              12,748     14,716
    Eltek ASA                                                     90,615    106,652
    Evry ASA                                                       1,921      3,125
    Farstad Shipping ASA                                           1,296     29,428
    Fred Olsen Energy ASA                                          2,982    125,315
#*  Frontline, Ltd.                                                5,865     12,464
    Ganger Rolf ASA                                                2,992     67,155
    Gjensidige Forsikring ASA                                     16,151    301,462
    Golar LNG, Ltd.                                                3,007    111,650
    Golden Ocean Group Ltd.                                       57,922     87,283
*   Grieg Seafood ASA                                              4,605     14,396
*   Hoegh LNG Holdings Ltd                                           486      3,740
#*  Hurtigruten ASA                                               45,655     17,436
*   Kongsberg Automotive Holding ASA                             118,714     91,575
#   Kongsberg Gruppen A.S.                                         2,160     45,017
    Kvaerner ASA                                                  42,055     68,512
    Leroey Seafood Group ASA                                       3,689    113,996
    Marine Harvest ASA                                           514,096    602,718
#*  Nordic Semiconductor ASA                                      18,887     80,038
#   Norsk Hydro ASA                                              128,798    574,796
    Norsk Hydro ASA Sponsored ADR                                    800      3,552
#*  Norske Skogindustrier ASA                                     49,653     27,114
#   Northern Offshore, Ltd.                                       17,133     26,683
*   Norwegian Air Shuttle A.S.                                     5,579    229,038
#*  Norwegian Energy Co. A.S.                                     35,128      1,769
*   Odfjell SE Class A                                             2,716     19,478
#   Opera Software ASA                                             7,998     96,804
    Orkla ASA                                                    103,271    837,133
*   Panoro Energy ASA                                             83,120     44,047
    Petroleum Geo-Services ASA                                    33,287    403,707
*   PhotoCure ASA                                                  1,301      7,824
    Prosafe SE                                                     9,488     81,321
*   Q-Free ASA                                                     7,768     21,177
*   REC Silicon ASA                                              326,874    162,769
*   REC Solar AS                                                   5,399     68,927
*   Salmar ASA                                                       334      4,092
    Schibsted ASA                                                  3,700    226,115
    Seadrill, Ltd.                                                11,860    548,575
#*  Sevan Drilling A.S.                                           53,462     50,998
*   Sevan Marine ASA                                               7,182     31,989
*   Siem Offshore, Inc.                                           52,788     85,966
    Solstad Offshore ASA                                             465      9,223
*   Songa Offshore                                                32,356     30,505
    SpareBank 1 SMN                                               21,435    180,643
    SpareBank 1 SR Bank ASA                                        9,498     85,358
    Statoil ASA                                                   15,800    373,847
    Statoil ASA Sponsored ADR                                     50,912  1,203,051
    Stolt-Nielsen, Ltd.                                            4,090    115,803

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
NORWAY -- (Continued)
*   Storebrand ASA                                                  94,746 $   612,674
    Subsea 7 SA                                                     39,063     826,095
    Telenor ASA                                                     17,451     419,306
    TGS Nopec Geophysical Co. ASA                                    4,512     124,096
    Tomra Systems ASA                                               16,200     148,324
    TTS Group ASA                                                    1,076       1,192
    Veidekke ASA                                                     6,564      53,457
    Veripos, Inc.                                                    3,564      17,552
    Wilh Wilhelmsen ASA                                             13,121     121,807
    Wilh Wilhelmsen Holding ASA Class A                              3,396     103,964
#   Yara International ASA                                          17,535     755,185
                                                                           -----------
TOTAL NORWAY                                                                13,715,031
                                                                           -----------
PERU -- (0.0%)
    Cia de Minas Buenaventura SA ADR                                 1,800      26,100
    Credicorp, Ltd.                                                  3,175     433,705
                                                                           -----------
TOTAL PERU                                                                     459,805
                                                                           -----------
PHILIPPINES -- (0.4%)
    Aboitiz Equity Ventures, Inc.                                   96,000     113,076
    Aboitiz Power Corp.                                            248,200     195,392
    Alliance Global Group, Inc.                                    954,600     582,471
    Atlas Consolidated Mining & Development                         82,100      23,477
    Ayala Corp.                                                     36,220     505,706
    Ayala Land, Inc.                                               354,100     241,061
    Bank of the Philippine Islands                                 188,703     436,659
    BDO Unibank, Inc.                                              208,945     391,995
*   Belle Corp.                                                    565,000      68,032
    Cebu Air, Inc.                                                  39,000      47,595
    China Banking Corp.                                             74,877     107,418
    DMCI Holdings, Inc.                                            172,530     206,672
    EEI Corp.                                                       32,000       7,990
*   Empire East Land Holdings, Inc.                              1,000,000      21,966
    Energy Development Corp.                                     1,205,500     161,782
    Filinvest Land, Inc.                                         2,923,000     108,696
    First Gen Corp.                                                170,000      63,256
    First Philippine Holdings Corp.                                 75,400     121,244
*   Global-Estate Resorts, Inc.                                    202,000       6,344
    Globe Telecom, Inc.                                              5,830     234,867
    International Container Terminal Services, Inc.                 91,130     219,400
    JG Summit Holdings, Inc.                                        12,100      12,228
    Jollibee Foods Corp.                                            30,800     126,504
    Lafarge Republic, Inc.                                         270,509      58,255
*   Lepanto Consolidated Mining                                    269,000       2,669
    Lopez Holdings Corp.                                           511,000      57,100
    Manila Electric Co.                                             11,290      79,403
    Manila Water Co., Inc.                                         100,000      57,830
    Megaworld Corp.                                              2,852,000     253,034
    Metro Pacific Investments Corp.                              1,038,000     117,189
    Metropolitan Bank & Trust                                      240,597     496,074
    Pepsi-Cola Products Philippines, Inc.                          129,700      14,560
    Philippine Long Distance Telephone Co. Sponsored ADR             1,000      66,150

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                   SHARES    VALUE++
                                                                 ---------- ----------
PHILIPPINES -- (Continued)
*   Philippine National Bank                                         73,170 $  163,450
    Philippine Stock Exchange, Inc.                                     260      2,190
    Philodrill Corp.                                             18,100,000     15,933
    Philweb Corp.                                                    57,200     13,227
    RFM Corp.                                                       196,000     24,940
    Rizal Commercial Banking Corp.                                   71,000     77,228
    Robinsons Land Corp.                                            367,700    192,885
    San Miguel Corp.                                                 34,650     60,954
    Security Bank Corp.                                              86,520    278,516
    Semirara Mining Corp.                                            11,880     75,847
    SM Investments Corp.                                             10,050    199,092
    SM Prime Holdings, Inc.                                         606,126    268,499
*   Top Frontier Investment Holdings, Inc.                            3,465      3,087
    Union Bank Of Philippines                                        42,900    124,263
    Universal Robina Corp.                                          168,610    497,675
    Vista Land & Lifescapes, Inc.                                   458,000     58,471
                                                                            ----------
TOTAL PHILIPPINES                                                            7,262,352
                                                                            ----------
POLAND -- (0.4%)
*   Agora SA                                                          9,107     34,075
*   AmRest Holdings SE                                                2,020     71,731
    Asseco Poland SA                                                 17,255    281,866
    Bank Handlowy w Warszawie SA                                      5,363    206,124
*   Bank Millennium SA                                               87,752    218,101
    Bank Pekao SA                                                     4,483    280,690
*   Bioton SA                                                       980,519      9,549
*   Boryszew SA                                                     214,660     36,162
    BRE Bank SA                                                       1,468    242,446
    Budimex SA                                                        1,885     79,312
    CCC SA                                                            1,963     82,804
*   Ciech SA                                                         10,050     97,382
*   Cinema City International NV                                         36        386
*   Cyfrowy Polsat SA                                                 6,007     43,701
*   Echo Investment SA                                               73,042    164,908
    Emperia Holding SA                                                2,574     57,113
    Enea SA                                                          20,750     97,643
    Eurocash SA                                                      12,021    184,659
*   Farmacol SA                                                       2,588     58,397
    Getin Holding SA                                                 67,301     95,190
*   Getin Noble Bank SA                                             192,131    169,517
    Grupa Azoty SA                                                    3,245     85,785
    Grupa Kety SA                                                     1,179     72,727
*   Grupa Lotos SA                                                   18,333    223,634
*   Impexmetal SA                                                    16,373     18,562
*   ING Bank Slaski SA                                                3,600    131,991
*   Inter Cars SA                                                     1,521     97,190
    Jastrzebska Spolka Weglowa SA                                     4,685    101,149
*   Kernel Holding SA                                                11,292    151,898
    KGHM Polska Miedz SA                                             11,516    464,924
    Kopex SA                                                          7,393     26,439
*   LC Corp. SA                                                      51,834     31,304
    LPP SA                                                               54    158,090

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
POLAND -- (Continued)
    Lubelski Wegiel Bogdanka SA                                      4,305 $  159,087
*   Netia SA                                                        76,189    126,099
    Orbis SA                                                         4,643     63,670
    Pelion SA                                                        1,918     69,635
    PGE SA                                                          78,607    459,177
*   Polimex-Mostostal SA                                           147,517      9,555
    Polski Koncern Naftowy Orlen SA                                 49,567    699,267
    Polskie Gornictwo Naftowe i Gazownictwo SA                      73,242    134,709
    Powszechna Kasa Oszczednosci Bank Polski SA                     40,885    541,601
    Powszechny Zaklad Ubezpieczen SA                                   934    142,073
*   Rafako SA                                                        2,291      4,821
*   Rovese SA                                                       67,230     48,192
*   Sygnity SA                                                       4,962     34,077
    Synthos SA                                                     105,358    178,434
    Tauron Polska Energia SA                                        57,260     93,407
    Telekomunikacja Polska SA                                       49,893    161,585
    TVN SA                                                           5,494     27,677
                                                                           ----------
TOTAL POLAND                                                                7,028,515
                                                                           ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                   25,236     81,909
#*  Banco BPI SA                                                   117,003    185,265
*   Banco Comercial Portugues SA                                 2,664,352    397,312
*   Banco Espirito Santo SA                                        462,423    607,612
    Cimpor Cimentos de Portugal SGPS SA                              7,843     28,702
    EDP--Energias de Portugal SA                                    84,666    311,657
*   EDP Renovaveis SA                                               53,361    293,358
    Galp Energia SGPS SA                                            17,799    301,398
    Jeronimo Martins SGPS SA                                        14,138    260,373
    Mota-Engil SGPS SA                                              17,204     78,853
    Portucel SA                                                     45,738    175,989
#   Portugal Telecom SGPS SA                                       129,611    584,222
    REN--Redes Energeticas Nacionais SGPS SA                        31,626     94,892
    Semapa-Sociedade de Investimento e Gestao                       14,845    145,880
    Sonae                                                          226,544    327,215
*   Sonae Industria SGPS SA                                         24,422     19,942
    Sonaecom--SGPS SA                                               28,627     92,822
    Teixeira Duarte SA                                              10,538     10,408
    ZON OPTIMUS SGPS SA                                             21,828    149,722
                                                                           ----------
TOTAL PORTUGAL                                                              4,147,531
                                                                           ----------
RUSSIA -- (0.6%)
*   Alliance Oil Co., Ltd.                                           3,898     34,646
*   Etalon Group, Ltd. GDR                                           5,893     30,698
    Eurasia Drilling Co., Ltd. GDR                                   3,395    143,679
    Federal Hydrogenerating Co. JSC ADR                            218,605    368,939
    Gazprom OAO Sponsored ADR                                      488,525  4,566,439
    Globaltrans Investment P.L.C. GDR                                6,002     91,355
*   Integra Group Holdings GDR                                         510      7,651
    Lukoil OAO Sponsored ADR                                        27,709  1,814,769
    Magnitogorsk Iron & Steel Works GDR                             23,119     74,710
    Mail.ru Group, Ltd. GDR                                          2,256     83,182

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
RUSSIA -- (Continued)
*   Mechel Sponsored ADR                                          32,520 $   102,763
    MMC Norilsk Nickel OJSC ADR                                    9,888     149,365
    Novolipetsk Steel OJSC GDR                                     4,825      82,212
*   PIK Group GDR                                                 13,885      27,960
    Polymetal International P.L.C.                                 4,300      41,368
    Rosneft OAO GDR                                               43,289     341,540
    Rostelecom OJSC Sponsored ADR                                  1,246      27,078
    Sberbank of Russia Sponsored ADR                              26,101     332,850
    Severstal OAO GDR                                             25,281     220,217
    Tatneft OAO Sponsored ADR                                     15,782     648,292
    TMK OAO GDR                                                    5,886      76,000
    Uralkali OJSC GDR                                             10,335     275,780
    VimpelCom, Ltd. Sponsored ADR                                 22,146     318,681
    VTB Bank OJSC GDR                                             77,735     215,380
*   X5 Retail Group NV GDR                                         4,415      71,769
                                                                         -----------
TOTAL RUSSIA                                                              10,147,323
                                                                         -----------
SINGAPORE -- (1.1%)
*   Abterra, Ltd.                                                 32,000      14,061
    Amara Holdings, Ltd.                                          25,000      11,155
    Amtek Engineering, Ltd.                                       29,000      11,189
    ASL Marine Holdings, Ltd.                                     32,200      17,217
#   Ausgroup, Ltd.                                               184,000      43,717
    Banyan Tree Holdings, Ltd.                                    54,000      29,370
    Biosensors International Group, Ltd.                         206,000     155,760
    Bonvests Holdings, Ltd.                                       22,000      20,709
    Boustead Singapore, Ltd.                                      50,000      60,578
    Breadtalk Group, Ltd.                                         27,000      20,003
*   Broadway Industrial Group, Ltd.                               49,000       8,874
    Bukit Sembawang Estates, Ltd.                                 22,000     108,858
    Bund Center Investment, Ltd.                                 259,000      42,607
    CapitaLand, Ltd.                                             371,500     930,790
    CH Offshore, Ltd.                                             60,000      20,487
    China Aviation Oil Singapore Corp., Ltd.                      28,000      20,959
    China Merchants Holdings Pacific, Ltd.                        26,000      17,790
    Chip Eng Seng Corp., Ltd.                                    158,000      89,563
    City Developments, Ltd.                                       57,000     471,803
    ComfortDelGro Corp., Ltd.                                    189,000     291,849
    Cosco Corp. Singapore, Ltd.                                  240,000     151,295
    CSC Holdings, Ltd.                                            97,000       7,901
    CSE Global, Ltd.                                             137,000     104,074
    CWT, Ltd.                                                     40,000      44,734
    DBS Group Holdings, Ltd.                                     128,035   1,726,100
    Elec & Eltek International Co., Ltd.                           5,000       9,799
    Eu Yan Sang International, Ltd.                               10,000       6,031
    Ezion Holdings, Ltd.                                         107,000     192,585
#*  Ezra Holdings, Ltd.                                          185,200     199,599
    Far East Orchard, Ltd.                                        34,076      53,719
    First Resources, Ltd.                                        104,000     163,168
    FJ Benjamin Holdings, Ltd.                                    34,000       6,695
    Food Empire Holdings, Ltd.                                    19,000      10,090
*   Forterra Trust                                                 8,000      13,975

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
SINGAPORE -- (Continued)
    Fragrance Group, Ltd.                                          146,000 $ 24,091
    Freight Links Express Holdings, Ltd.                           117,000   10,072
*   Gallant Venture, Ltd.                                          119,000   26,287
    Genting Singapore P.L.C.                                       121,000  148,044
    GMG Global, Ltd.                                               775,000   62,996
    Golden Agri-Resources, Ltd.                                  1,085,000  523,905
    Goodpack, Ltd.                                                  40,000   61,658
    Great Eastern Holdings, Ltd.                                     4,000   58,285
    GuocoLand, Ltd.                                                 69,666  126,134
    GuocoLeisure, Ltd.                                              75,000   49,751
*   Healthway Medical Corp., Ltd.                                  221,000   11,923
    Hi-P International, Ltd.                                       139,000   67,635
    Hiap Hoe, Ltd.                                                  39,000   25,389
    Ho Bee Land, Ltd.                                              102,000  168,879
    Hong Fok Corp., Ltd.                                           109,200   62,806
    Hong Leong Asia, Ltd.                                           42,000   49,164
    Hongkong Land Holdings, Ltd.                                    22,000  135,304
    Hotel Grand Central, Ltd.                                       33,304   28,379
    Hotel Properties, Ltd.                                          65,000  164,219
    HTL International Holdings, Ltd.                                66,000   16,981
    Hutchison Port Holdings Trust                                  279,000  203,611
    Hyflux, Ltd.                                                   127,000  118,434
#   Indofood Agri Resources, Ltd.                                  175,000  128,105
    InnoTek, Ltd.                                                   46,000   12,615
#*  International Healthway Corp., Ltd.                             18,186    5,280
    IPC Corp., Ltd.                                                 72,000    8,904
    Jardine Cycle & Carriage, Ltd.                                   3,000   88,412
    Jaya Holdings, Ltd.                                             54,000   29,751
    K-Green Trust                                                   40,000   32,994
    K1 Ventures, Ltd.                                              375,000   55,017
    Keppel Corp., Ltd.                                              33,000  287,968
    Keppel Land, Ltd.                                              147,000  438,244
    Keppel Telecommunications & Transportation, Ltd.                10,000   12,542
    Koh Brothers Group, Ltd.                                        48,000   11,403
    Lee Kim Tah Holdings, Ltd.                                      18,000   13,084
    Lian Beng Group, Ltd.                                          112,000   49,999
*   LionGold Corp., Ltd.                                            47,000    7,564
    Low Keng Huat Singapore, Ltd.                                   66,000   36,397
    M1, Ltd.                                                        31,000   84,950
*   Manhattan Resources, Ltd.                                       32,000    8,610
    Marco Polo Marine, Ltd.                                         72,000   21,688
    Memstar Technology, Ltd.                                       175,000   11,680
    Mewah International, Inc.                                      113,000   43,707
    Midas Holdings, Ltd.                                           291,000  116,844
    Nam Cheong Ltd                                                 298,000   68,391
#*  Neptune Orient Lines, Ltd.                                     223,000  189,945
    Noble Group, Ltd.                                              655,000  541,172
    NSL, Ltd.                                                       12,000   13,816
*   Oceanus Group, Ltd.                                            461,000    5,545
    OKP Holdings, Ltd.                                              71,000   20,522
#   Olam International, Ltd.                                       362,000  447,850
#   OSIM International, Ltd.                                        49,000   83,207

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SINGAPORE -- (Continued)
*   Otto Marine, Ltd.                                            160,500 $    6,822
    OUE, Ltd.                                                     85,000    165,456
    Oversea-Chinese Banking Corp., Ltd.                          116,296    972,873
    Pan-United Corp., Ltd.                                        17,000     13,177
    Petra Foods, Ltd.                                              3,000      8,579
    Popular Holdings, Ltd.                                        34,000      6,985
    QAF, Ltd.                                                     27,167     18,355
*   Raffles Education Corp., Ltd.                                153,370     37,032
    Raffles Medical Group, Ltd.                                   12,000     30,814
    Rotary Engineering, Ltd.                                      55,000     28,541
*   S I2I, Ltd.                                                  468,000      6,771
    SATS, Ltd.                                                    79,870    218,515
    SBS Transit, Ltd.                                             11,500     11,895
    See Hup Seng, Ltd.                                            18,000      4,332
    SembCorp Industries, Ltd.                                     65,000    277,902
#   SembCorp Marine, Ltd.                                         30,000    108,528
    SIA Engineering Co., Ltd.                                     10,000     40,625
    Sim Lian Group, Ltd.                                          42,000     30,260
    Sinarmas Land, Ltd.                                          259,000    114,423
    Sing Holdings, Ltd.                                           16,000      5,670
    Singapore Airlines, Ltd.                                      84,000    704,624
    Singapore Exchange, Ltd.                                      21,000    123,892
    Singapore Land, Ltd.                                          29,000    202,453
    Singapore Post, Ltd.                                         135,000    142,314
#   Singapore Press Holdings, Ltd.                                46,000    157,352
    Singapore Technologies Engineering, Ltd.                      48,000    162,758
    Singapore Telecommunications, Ltd.                           209,000    634,687
*   Sino Grandness Food Industry Group, Ltd.                      56,000     32,199
#   SMRT Corp., Ltd.                                              69,000     72,163
    Stamford Land Corp., Ltd.                                    150,000     68,759
    StarHub, Ltd.                                                 22,000     78,667
    Sunningdale Tech, Ltd.                                        65,000      6,632
*   SunVic Chemical Holdings, Ltd.                                69,000     24,156
    Super Group, Ltd.                                             83,000    280,641
    Swiber Holdings, Ltd.                                        141,000     70,980
    Swissco Holdings, Ltd.                                        28,000      6,414
    Tat Hong Holdings, Ltd.                                      151,000    113,448
*   Tiger Airways Holdings, Ltd.                                  87,600     36,626
    Tiong Woon Corp. Holding, Ltd.                                31,000      8,087
*   Triyards holdings, Ltd.                                       18,520     10,116
    Tuan Sing Holdings, Ltd.                                     136,107     35,058
    UMS Holdings, Ltd.                                            56,000     25,035
    United Engineers, Ltd.                                       114,000    169,760
#   United Envirotech, Ltd.                                      104,000     69,804
#   United Industrial Corp., Ltd.                                113,000    279,065
    United Overseas Bank, Ltd.                                    70,190  1,175,444
    UOB-Kay Hian Holdings, Ltd.                                   68,000     90,968
    UOL Group, Ltd.                                               87,000    460,479
    UPP Holdings, Ltd.                                            64,000     13,609
*   Vard Holdings, Ltd.                                           96,000     67,843
    Venture Corp., Ltd.                                           71,000    444,629
    Wee Hur Holdings, Ltd.                                       112,500     29,001

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SINGAPORE -- (Continued)
    Wheelock Properties Singapore, Ltd.                           40,000 $    54,738
    Wilmar International, Ltd.                                   154,000     428,357
    Wing Tai Holdings, Ltd.                                      108,221     192,149
    Yeo Hiap Seng, Ltd.                                            7,068      14,482
    Yongnam Holdings, Ltd.                                       333,000      64,351
                                                                         -----------
TOTAL SINGAPORE                                                           18,756,552
                                                                         -----------
SOUTH AFRICA -- (1.5%)
    Adcock Ingram Holdings, Ltd.                                  22,992     164,962
    Adcorp Holdings, Ltd.                                         10,635      36,695
    Advtech, Ltd.                                                 35,787      23,570
    Aeci, Ltd.                                                    30,315     369,474
    Afgri, Ltd.                                                  106,485      70,084
    African Bank Investments, Ltd.                               119,032     201,092
    African Oxygen, Ltd.                                          21,153      45,520
    African Rainbow Minerals, Ltd.                                26,932     515,635
    Allied Electronics Corp., Ltd.                                 8,984      21,863
*   Anglo American Platinum, Ltd.                                  3,203     129,482
    AngloGold Ashanti, Ltd.                                        2,804      42,381
    AngloGold Ashanti, Ltd. Sponsored ADR                         26,650     402,415
*   ArcelorMittal South Africa, Ltd.                              37,213     146,614
    Aspen Pharmacare Holdings, Ltd.                               16,002     445,169
    Assore, Ltd.                                                   2,714     110,843
    Astral Foods, Ltd.                                             6,105      61,373
*   Aveng, Ltd.                                                   91,367     268,291
    AVI, Ltd.                                                     49,524     290,919
    Barclays Africa Group, Ltd.                                   32,573     503,096
    Barloworld, Ltd.                                              52,263     468,181
    Basil Read Holdings, Ltd.                                     24,073      22,898
    Bidvest Group, Ltd.                                           23,807     634,327
    Blue Label Telecoms, Ltd.                                     41,700      39,172
*   Brait SE                                                      68,208     332,511
    Business Connexion Group, Ltd.                                66,747      37,341
    Capitec Bank Holdings, Ltd.                                    8,651     184,296
    Cashbuild, Ltd.                                                3,287      51,186
    Caxton and CTP Publishers and Printers, Ltd.                   3,193       6,013
    City Lodge Hotels, Ltd.                                        2,425      31,918
    Clicks Group, Ltd.                                            22,044     137,487
*   Consolidated Infrastructure Group, Ltd.                          808       1,803
    Coronation Fund Managers, Ltd.                                19,518     159,186
    DataTec, Ltd.                                                 39,062     223,042
    Discovery, Ltd.                                               34,939     295,255
    Distell Group, Ltd.                                            1,845      24,700
*   Distribution and Warehousing Network, Ltd.                    53,514      50,867
    DRDGOLD, Ltd.                                                 84,168      41,573
    EOH Holdings, Ltd.                                            13,229     107,111
    Eqstra Holdings, Ltd.                                         14,728      12,165
*   Evraz Highveld Steel and Vanadium, Ltd.                        4,215       6,869
    Exxaro Resources, Ltd.                                        14,577     223,238
    Famous Brands, Ltd.                                            2,617      26,048
    FirstRand, Ltd.                                              162,126     582,030
    Foschini Group, Ltd. (The)                                    24,805     285,756

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SOUTH AFRICA -- (Continued)
    Gold Fields, Ltd.                                              4,836 $   22,388
    Gold Fields, Ltd. Sponsored ADR                              160,895    740,117
    Grindrod, Ltd.                                                95,751    230,304
    Group Five, Ltd.                                              29,546    132,808
    Growthpoint Properties, Ltd.                                 110,292    280,460
    Harmony Gold Mining Co., Ltd.                                  5,445     18,788
    Harmony Gold Mining Co., Ltd. Sponsored ADR                   70,283    238,962
    Hudaco Industries, Ltd.                                        8,650     89,059
*   Hulamin, Ltd.                                                  9,590      5,411
    Iliad Africa, Ltd.                                             2,000      1,010
    Illovo Sugar, Ltd.                                            50,775    159,327
    Impala Platinum Holdings, Ltd.                                52,981    643,543
    Imperial Holdings, Ltd.                                       46,692    992,401
    Investec, Ltd.                                                33,743    239,157
    JD Group, Ltd.                                                32,550     99,923
    JSE, Ltd.                                                     17,413    152,843
    Kumba Iron Ore, Ltd.                                             468     19,572
    Lewis Group, Ltd.                                             20,933    146,208
    Liberty Holdings, Ltd.                                        24,845    307,169
    Life Healthcare Group Holdings, Ltd.                          35,165    143,431
    Massmart Holdings, Ltd.                                        2,482     39,793
    Mediclinic International, Ltd.                                50,950    383,956
*   Merafe Resources, Ltd.                                       389,559     31,511
    Metair Investments, Ltd.                                      25,311     98,286
    MMI Holdings, Ltd.                                           230,172    564,286
    Mondi, Ltd.                                                   24,210    432,736
    Mpact, Ltd.                                                   26,884     73,130
    Mr Price Group, Ltd.                                          19,122    300,957
    MTN Group, Ltd.                                               37,598    747,341
*   Murray & Roberts Holdings, Ltd.                               94,705    288,332
*   Mvelaserve, Ltd.                                              26,315     24,154
    Nampak, Ltd.                                                 124,408    411,285
    Naspers, Ltd. Class N                                          9,419    881,654
    Nedbank Group, Ltd.                                           29,201    634,883
    Netcare, Ltd.                                                 91,089    226,032
*   Northam Platinum, Ltd.                                        50,451    207,242
    Oceana Group, Ltd.                                             2,261     18,914
    Omnia Holdings, Ltd.                                          12,816    264,480
*   Palabora Mining Co., Ltd.                                      4,054     46,740
    Peregrine Holdings, Ltd.                                      23,080     31,629
    Pick n Pay Stores, Ltd.                                       14,103     66,652
    Pinnacle Technology Holdings, Ltd.                            38,098     93,066
    Pioneer Foods, Ltd.                                           16,853    142,775
    PPC, Ltd.                                                     38,190    120,644
    PSG Group, Ltd.                                               41,983    345,218
    Raubex Group, Ltd.                                            27,230     64,337
*   RCL Foods, Ltd.                                               37,465     63,581
    Reunert, Ltd.                                                 32,606    228,498
*   Royal Bafokeng Platinum, Ltd.                                  3,603     22,051
    Sanlam, Ltd.                                                 195,003  1,046,302
    Santam, Ltd.                                                   4,312     81,847
*   Sappi, Ltd.                                                   91,390    269,344

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH AFRICA -- (Continued)
*   Sappi, Ltd. Sponsored ADR                                     35,009 $    98,725
    Sasol, Ltd. Sponsored ADR                                     28,164   1,436,927
    Shoprite Holdings, Ltd.                                        9,883     180,984
    Sibanye Gold, Ltd.                                             4,836       6,825
    Sibanye Gold, Ltd. Sponsored ADR                              20,552     115,502
    Spar Group, Ltd. (The)                                        13,033     166,777
    Spur Corp., Ltd.                                               2,104       6,707
    Standard Bank Group, Ltd.                                     78,848   1,003,112
*   Stefanutti Stocks Holdings, Ltd.                              21,041      21,429
*   Steinhoff International Holdings, Ltd.                       190,415     735,062
    Sun International, Ltd.                                        4,923      49,924
*   Super Group, Ltd.                                             80,896     198,419
*   Telkom SA SOC, Ltd.                                           35,335      92,196
*   Telkom SA SOC, Ltd. Sponsored ADR                              1,800      18,909
    Tiger Brands, Ltd.                                             6,338     185,938
*   Times Media Group, Ltd.                                          254         545
    Tongaat Hulett, Ltd.                                          23,776     299,511
    Trencor, Ltd.                                                 20,950     149,043
    Truworths International, Ltd.                                 13,658     130,525
    Tsogo Sun Holdings, Ltd.                                      43,296     121,413
    Vodacom Group, Ltd.                                            6,820      78,229
    Wilson Bayly Holmes-Ovcon, Ltd.                               10,307     180,466
    Woolworths Holdings, Ltd.                                     37,736     283,824
                                                                         -----------
TOTAL SOUTH AFRICA                                                        26,309,980
                                                                         -----------
SOUTH KOREA -- (4.0%)
*   3S Korea Co., Ltd.                                             3,180      16,999
*   Actoz Soft Co., Ltd.                                             735      23,367
*   Advanced Process Systems Corp.                                 4,039      41,208
    Aekyung Petrochemical Co., Ltd.                                  652      36,589
#   Agabang&Company                                                8,724      45,767
    Ahnlab, Inc.                                                     492      25,277
    AK Holdings, Inc.                                              1,160      43,895
    Amorepacific Corp.                                               132     108,322
    AMOREPACIFIC Group                                               563     198,674
    Anapass, Inc.                                                  1,105      13,234
    Asia Cement Co., Ltd.                                            814      74,436
*   Asiana Airlines, Inc.                                         22,240     105,437
    AtlasBX Co., Ltd.                                              2,108      74,285
*   Basic House Co., Ltd. (The)                                    1,300      22,266
    Binggrae Co., Ltd.                                             1,160      97,741
    Boryung Pharmaceutical Co., Ltd.                                 280       9,996
    BS Financial Group, Inc.                                      39,050     626,940
    Bukwang Pharmaceutical Co., Ltd.                               3,671      49,996
    Busan City Gas Co., Ltd.                                       2,450      66,939
#   Capro Corp.                                                    5,800      42,426
*   Celltrion Pharm, Inc.                                          2,035      23,672
    Celltrion, Inc.                                                2,493     108,412
*   Chabio & Diostech Co., Ltd.                                    3,843      37,297
    Cheil Industries, Inc.                                         8,679     735,894
*   Cheil Worldwide, Inc.                                          9,650     237,764
#*  Chin Hung International, Inc.                                 11,856      18,262

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
*   China Ocean Resources Co., Ltd.                              12,390 $ 50,469
    Chong Kun Dang Pharm Corp.                                    3,530  265,228
    CJ CGV Co., Ltd.                                              1,710   80,421
    CJ CheilJedang Corp.                                          1,673  406,023
    CJ Corp.                                                      3,490  365,017
*   CJ E&M Corp.                                                  1,352   46,745
*   CJ Korea Express Co., Ltd.                                    1,607  139,691
    CJ O Shopping Co., Ltd.                                         170   56,732
*   CNK International Co., Ltd.                                   7,639   37,766
*   Cosmochemical Co., Ltd.                                       3,760   34,186
    Coway Co., Ltd.                                               2,960  169,419
    Crown Confectionery Co., Ltd.                                    44   10,043
*   CTC BIO, Inc.                                                 1,039   21,001
*   D.I Corp.                                                     5,590   52,814
    Dae Han Flour Mills Co., Ltd.                                   349   47,011
    Dae Won Kang Up Co., Ltd.                                     9,910   70,112
    Dae-Il Corp.                                                  7,510   34,454
    Daechang Co., Ltd.                                           10,260   10,230
    Daeduck Electronics Co.                                      11,360  100,036
    Daeduck GDS Co., Ltd.                                         4,570   83,963
    Daegu Department Store                                          480    7,423
*   Daekyung Machinery & Engineering Co., Ltd.                    4,760    7,910
    Daelim Industrial Co., Ltd.                                   6,172  572,905
    Daesang Corp.                                                 4,120  134,544
    Daesang Holdings Co., Ltd.                                    1,170    8,251
    Daewon Pharmaceutical Co., Ltd.                               2,030   20,092
*   Daewoo Engineering & Construction Co., Ltd.                  28,310  229,383
    Daewoo International Corp.                                    3,736  137,607
    Daewoo Securities Co., Ltd.                                  39,392  367,653
    Daewoo Shipbuilding & Marine Engineering Co., Ltd.           16,370  515,482
    Daewoong Pharmaceutical Co., Ltd.                               603   47,396
    Daishin Securities Co., Ltd.                                 12,340  102,970
*   Danal Co., Ltd.                                               1,611   14,924
    Daou Technology, Inc.                                        12,540  171,852
*   Dasan Networks, Inc.                                          2,912   17,423
    Daum Communications Corp.                                     1,335  111,393
    DGB Financial Group, Inc.                                    31,720  508,937
*   Digitech Systems Co., Ltd.                                    4,897   28,323
    Dongaone Co., Ltd.                                            3,570   11,101
    Dongbu CNI Co., Ltd.                                          1,110    4,344
*   Dongbu Corp.                                                  1,240    3,898
*   Dongbu HiTek Co., Ltd.                                        5,940   33,827
    Dongbu Insurance Co., Ltd.                                    7,880  352,614
    Dongbu Securities Co., Ltd.                                   7,220   23,999
*   Dongbu Steel Co., Ltd.                                        4,740   11,197
    Dongjin Semichem Co., Ltd.                                    2,909   11,772
    Dongkuk Steel Mill Co., Ltd.                                  9,210  128,718
    Dongsung Holdings Co., Ltd.                                   3,090   15,170
    Dongwha Pharm Co., Ltd.                                       2,640   13,845
    Dongwon F&B Co., Ltd.                                           458   46,819
    Dongwon Industries Co., Ltd.                                    550  147,209
    Dongyang Mechatronics Corp.                                   7,950   90,537

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Doosan Corp.                                                  2,164 $  289,901
*   Doosan Engine Co., Ltd.                                       5,570     49,520
*   Doosan Engineering & Construction Co., Ltd.                  12,011     26,250
    Doosan Heavy Industries & Construction Co., Ltd.             11,414    465,845
#*  Doosan Infracore Co., Ltd.                                   24,790    354,825
    DRB Holding Co., Ltd.                                         3,990     29,207
    DRB Industrial Co., Ltd.                                      3,479     28,922
    DuzonBIzon Co., Ltd.                                          4,560     42,779
    E-Mart Co., Ltd.                                              3,033    725,784
    E1 Corp.                                                        357     25,602
    Easy Bio, Inc.                                                7,164     31,334
    EG Corp.                                                      1,007     19,746
*   ELK Corp.                                                     1,188      7,132
    Eo Technics Co., Ltd.                                           998     40,608
    Eugene Corp.                                                  7,471     20,363
*   Eugene Investment & Securities Co., Ltd.                      6,878     14,202
    Eugene Technology Co., Ltd.                                   1,515     23,237
    Fila Korea, Ltd.                                              1,477    100,014
*   Flexcom, Inc.                                                   992     12,625
*   Foosung Co., Ltd.                                             4,830     18,244
    Fursys, Inc.                                                  2,447     72,088
*   GemVax & Kael Co., Ltd.                                         444      8,051
    Global & Yuasa Battery Co., Ltd.                              2,050     96,185
    Golfzon Co., Ltd.                                             2,670     51,873
    Grand Korea Leisure Co., Ltd.                                 1,770     64,472
    Green Cross Corp.                                               899    110,987
    Green Cross Holdings Corp.                                    5,200     64,786
    GS Engineering & Construction Corp.                          10,036    338,841
    GS Global Corp.                                               2,780     25,341
    GS Holdings                                                  12,583    692,910
    GS Home Shopping, Inc.                                           71     16,365
    Gwangju Shinsegae Co., Ltd.                                      95     23,499
    Halla Corp.                                                   3,187     15,997
    Halla Visteon Climate Control Corp.                           4,010    149,944
    Han Kuk Carbon Co., Ltd.                                      9,360     78,572
    Hana Financial Group, Inc.                                   42,322  1,627,369
    Handsome Co., Ltd.                                            3,640    104,216
    Hanil Cement Co., Ltd.                                          775     60,947
    Hanil E-Wha Co., Ltd.                                         4,890    101,055
*   Hanjin Heavy Industries & Construction Co., Ltd.             12,525    145,190
    Hanjin Heavy Industries & Construction Holdings Co., Ltd.     1,540     13,279
*   Hanjin Kal Corp.                                              3,344     44,292
#*  Hanjin Shipping Co., Ltd.                                    18,851    137,347
*   Hanjin Shipping Holdings Co., Ltd.                            3,611     18,130
    Hanjin Transportation Co., Ltd.                               2,170     37,512
    Hankook Shell Oil Co., Ltd.                                      86     42,624
    Hankook Tire Co., Ltd.                                       11,436    670,886
    Hankook Tire Worldwide Co., Ltd.                              2,614     64,423
*   Hanmi Pharm Co., Ltd.                                         1,241    150,600
*   Hanmi Science Co., Ltd.                                       4,070     61,265
    Hansol Chemical Co., Ltd.                                     1,170     30,105
    Hansol CSN                                                   15,480     46,400

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Hansol Paper Co.                                             13,790 $  159,754
*   Hansol Technics Co., Ltd.                                     5,924    105,874
    Hanssem Co., Ltd.                                               370     14,991
    Hanwha Chemical Corp.                                        21,230    465,967
    Hanwha Corp.                                                 10,230    387,212
*   Hanwha General Insurance Co., Ltd.                            4,460     17,643
*   Hanwha Investment & Securities Co., Ltd.                     14,239     48,161
    Hanwha Life Insurance Co., Ltd.                              45,527    304,424
    Hanwha Timeworld Co., Ltd.                                      700     21,502
    Hanyang Securities Co., Ltd.                                  1,630      9,557
    Hite Jinro Co., Ltd.                                          5,572    136,771
    Hitejinro Holdings Co., Ltd.                                  1,300     14,151
    HMC Investment Securities Co., Ltd.                           3,246     32,601
    Hotel Shilla Co., Ltd.                                        5,490    354,645
    Huchems Fine Chemical Corp.                                   2,620     59,030
    Humax Co., Ltd.                                               4,280     50,633
    Husteel Co., Ltd.                                             2,170     39,651
    Hwa Shin Co., Ltd.                                            2,930     35,332
    Hy-Lok Corp.                                                  2,898     72,905
    Hyosung Corp.                                                 6,041    407,257
*   Hyundai BNG Steel Co., Ltd.                                   2,150     28,107
    Hyundai Corp.                                                 3,840    120,053
    Hyundai Department Store Co., Ltd.                            3,027    481,998
#   Hyundai Development Co.                                      16,047    356,697
*   Hyundai Elevator Co., Ltd.                                    1,200     68,010
    Hyundai Engineering & Construction Co., Ltd.                  7,327    420,351
    Hyundai Glovis Co., Ltd.                                        440     97,553
    Hyundai Greenfood Co., Ltd.                                  11,600    184,766
    Hyundai Heavy Industries Co., Ltd.                            3,201    764,390
    Hyundai Home Shopping Network Corp.                             625     98,951
    Hyundai Hy Communications & Networks Co., Ltd.                2,170      9,731
    Hyundai Hysco Co., Ltd.                                       5,520    218,523
    Hyundai Marine & Fire Insurance Co., Ltd.                    11,570    330,586
#*  Hyundai Merchant Marine Co., Ltd.                             5,397     69,833
    Hyundai Mobis                                                 3,472    979,381
    Hyundai Motor Co.                                             7,767  1,850,440
    Hyundai Securities Co., Ltd.                                 32,690    207,597
    Hyundai Steel Co.                                             7,754    638,450
    Hyundai Wia Corp.                                               741    127,574
    Hyunjin Materials Co., Ltd.                                   1,269      8,380
*   ICD Co., Ltd.                                                 4,643     49,633
    Iljin Display Co., Ltd.                                       1,940     27,355
    Iljin Electric Co., Ltd.                                      5,010     28,970
*   Iljin Materials Co., Ltd.                                     1,650     18,963
    Ilshin Spinning Co., Ltd.                                       271     28,243
    Ilyang Pharmaceutical Co., Ltd.                               2,042     54,411
    Industrial Bank of Korea                                     35,640    411,701
*   Infopia Co., Ltd.                                             1,599     22,437
    InnoWireless, Inc.                                              699      7,471
*   Interflex Co., Ltd.                                           1,357     40,474
    Interpark Corp.                                              13,064    124,301
    INTOPS Co., Ltd.                                              1,368     29,124

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
    Inzi Controls Co., Ltd.                                       2,340 $ 11,651
    INZI Display Co., Ltd.                                        6,794   12,253
*   IS Dongseo Co., Ltd.                                          1,150   17,822
    ISU Chemical Co., Ltd.                                        3,690   57,402
    IsuPetasys Co., Ltd.                                         14,830   98,381
    Jahwa Electronics Co., Ltd.                                   2,450   48,597
*   JB Financial Group Co., Ltd.                                 19,098  130,525
    Jeil Pharmaceutical Co.                                       1,820   22,118
    JW Holdings Co., Ltd.                                         4,160   10,500
    JW Pharmaceutical Corp.                                       2,940   42,613
    Kangwon Land, Inc.                                            8,480  233,037
    KB Financial Group, Inc.                                     15,280  601,779
    KB Financial Group, Inc. ADR                                 24,436  948,361
    KC Tech Co., Ltd.                                             4,453   20,403
    KCC Corp.                                                     1,004  402,627
    KEPCO Engineering & Construction Co., Inc.                    1,061   56,310
    KEPCO Plant Service & Engineering Co., Ltd.                   1,610   81,608
*   KH Vatec Co., Ltd.                                            3,928  100,032
    Kia Motors Corp.                                             13,987  812,661
    KISCO Corp.                                                     222    5,946
    Kishin Corp.                                                  5,120   38,631
    KISWIRE, Ltd.                                                 2,160   75,268
    KIWOOM Securities Co., Ltd.                                   2,319  121,493
*   KMW Co., Ltd.                                                   648   12,148
    Koh Young Technology, Inc.                                      368   10,964
    Kolon Corp.                                                     691   12,944
*   Kolon Global Corp.                                            5,710   20,801
    Kolon Industries, Inc.                                        4,288  239,454
*   Komipharm International Co., Ltd.                             4,315   29,204
    KONA I Co., Ltd.                                              1,526   47,370
    Korea Aerospace Industries, Ltd.                              2,430   64,127
*   Korea Circuit Co., Ltd.                                       3,237   41,082
    Korea District Heating Corp.                                    772   72,218
*   Korea Electric Power Corp. Sponsored ADR                      7,600  100,624
    Korea Electric Terminal Co., Ltd.                             1,750   70,849
    Korea Gas Corp.                                               3,822  229,814
    Korea Investment Holdings Co., Ltd.                           9,370  365,557
*   Korea Petrochemical Ind Co., Ltd.                               712   49,858
*   Korea Real Estate Investment Trust Co.                       16,548   26,438
    Korea United Pharm, Inc.                                      1,320   13,294
    Korea Zinc Co., Ltd.                                          1,305  378,306
*   Korean Air Lines Co., Ltd.                                    6,920  220,717
    Korean Reinsurance Co.                                       19,431  217,777
    Kortek Corp.                                                  1,982   28,575
    KPX Chemical Co., Ltd.                                          220   14,384
    KT Corp. Sponsored ADR                                        5,400   89,532
    KT Skylife Co., Ltd.                                          1,610   42,624
    KT&G Corp.                                                   10,257  748,892
*   KTB Investment & Securities Co., Ltd.                        12,690   28,471
    Kukdo Chemical Co., Ltd.                                      1,090   51,928
    Kumho Electric Co., Ltd.                                        690   17,047
*   Kumho Industrial Co., Ltd.                                      137    1,347

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
SOUTH KOREA -- (Continued)
*   Kumho Investment Bank                                        63,070 $ 38,890
    Kumho Petro chemical Co., Ltd.                                  931   91,138
*   Kumho Tire Co., Inc.                                          7,723   90,111
    Kwang Dong Pharmaceutical Co., Ltd.                          15,340  105,354
*   Kwang Myung Electric Engineering Co., Ltd.                    4,580   10,130
    Kyobo Securities Co.                                          5,430   23,353
    Kyung Dong Navien Co., Ltd.                                     590   10,099
    KyungDong City Gas Co., Ltd.                                    105    8,625
    Kyungdong Pharm Co., Ltd.                                     1,450   17,288
*   LB Semicon, Inc.                                              4,067    8,178
    LEENO Industrial, Inc.                                          699   14,033
    LG Chem, Ltd.                                                 1,616  455,844
    LG Corp.                                                     10,961  647,988
*   LG Display Co., Ltd. ADR                                     83,785  980,284
#   LG Electronics, Inc.                                         14,863  952,064
    LG Fashion Corp.                                              4,880  149,475
    LG Hausys, Ltd.                                               1,425  172,478
    LG Household & Health Care, Ltd.                                408  212,091
*   LG Innotek Co., Ltd.                                          1,801  145,446
    LG International Corp.                                        7,550  211,861
*   LG Life Sciences, Ltd.                                        1,620   71,569
*   LG Uplus Corp.                                               41,370  473,690
    LIG Insurance Co., Ltd.                                       9,470  235,702
    Livart Furniture Co., Ltd.                                    4,100   40,731
    Lock & Lock Co., Ltd.                                         3,170   82,554
    Lotte Chemical Corp.                                          3,981  815,705
    Lotte Chilsung Beverage Co., Ltd.                               157  233,179
    Lotte Confectionery Co., Ltd.                                   176  301,810
    Lotte Food Co., Ltd.                                             89   54,925
    LOTTE Himart Co., Ltd.                                          639   50,253
*   Lotte Non-Life Insurance Co., Ltd.                            2,500    7,081
    Lotte Shopping Co., Ltd.                                      1,627  617,748
    LS Corp.                                                      3,920  292,989
    LS Industrial Systems Co., Ltd.                               1,605  100,586
#*  Lumens Co., Ltd.                                              2,770   24,856
    Macquarie Korea Infrastructure Fund                          44,374  275,999
*   Macrogen, Inc.                                                  656   18,744
    Maeil Dairy Industry Co., Ltd.                                1,665   68,672
    Mando Corp.                                                   2,467  332,584
*   Medipost Co., Ltd.                                              460   33,562
    MegaStudy Co., Ltd.                                           1,386   96,733
    Melfas, Inc.                                                  5,717   57,603
    Meritz Finance Group, Inc.                                    3,387   17,453
    Meritz Fire & Marine Insurance Co., Ltd.                     11,222  157,852
    Meritz Securities Co., Ltd.                                  69,570  110,284
    Mirae Asset Securities Co., Ltd.                              6,006  202,558
    MK Electron Co., Ltd.                                         5,177   22,990
    MNTech Co., Ltd.                                              5,018   36,362
    Modetour Network, Inc.                                          692   14,593
    Moorim P&P Co., Ltd.                                          3,210   18,862
    Motonic Corp.                                                 2,210   19,855
    Muhak Co., Ltd.                                               2,480   44,848

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Namhae Chemical Corp.                                         9,970 $   68,103
    Naver Corp.                                                     666    373,737
    NCSoft Corp.                                                    850    164,760
*   Neowiz Games Corp.                                            4,290     69,848
    NEPES Corp.                                                   6,920     66,436
    Nexen Corp.                                                     310     21,850
    Nexen Tire Corp.                                              5,140     77,059
    NH Investment & Securities Co., Ltd.                          9,052     41,012
*   NHN Entertainment Corp.                                         306     32,742
    NICE Holdings Co., Ltd.                                         430      5,254
    NICE Information Service Co., Ltd.                              130        376
    NK Co., Ltd.                                                  1,680      5,860
    Nong Shim Holdings Co., Ltd.                                    792     56,875
    NongShim Co., Ltd.                                              643    155,707
#   OCI Co., Ltd.                                                 3,392    613,848
    OCI Materials Co., Ltd.                                       1,887     59,068
*   OPTRON-TEC, Inc.                                              1,515     16,377
    Orion Corp/Republic of South Korea                              374    364,715
*   Osstem Implant Co., Ltd.                                      3,554     90,727
#*  Osung LST Co., Ltd.                                          11,776     29,577
    Ottogi Corp.                                                    244     78,812
    Paradise Co., Ltd.                                            2,315     59,330
    Partron Co., Ltd.                                             3,539     56,989
    Poongsan Corp.                                                5,180    143,996
    Poongsan Holdings Corp.                                         690     18,285
    POSCO ADR                                                    18,041  1,343,333
    POSCO Chemtech Co., Ltd.                                        461     56,696
*   Power Logics Co., Ltd.                                        6,846     33,144
*   PSK, Inc.                                                     4,681     44,546
    Pyeong Hwa Automotive Co., Ltd.                               3,427     79,396
    S&T Dynamics Co., Ltd.                                        5,750     76,944
    S&T Motiv Co., Ltd.                                           2,830     79,927
    S-1 Corp.                                                     1,719    102,514
    S-MAC Co., Ltd.                                               1,553     19,710
    S-Oil Corp.                                                   2,031    148,206
    Saeron Automotive Corp.                                       3,700     28,271
*   Sajo Industries Co., Ltd.                                       870     24,198
    Sam Young Electronics Co., Ltd.                                 950      8,456
    Sam Yung Trading Co., Ltd.                                    3,760     59,979
    Samchully Co., Ltd.                                             607     75,016
    Samjin Pharmaceutical Co., Ltd.                                 380      4,836
    Samkwang Glass                                                  530     26,508
    Samsung C&T Corp.                                            18,060  1,071,643
    Samsung Electro-Mechanics Co., Ltd.                           7,133    547,164
    Samsung Electronics Co., Ltd.                                 4,072  5,615,515
    Samsung Electronics Co., Ltd. GDR                               455    315,351
#   Samsung Engineering Co., Ltd.                                 1,437    101,321
    Samsung Fine Chemicals Co., Ltd.                              3,638    164,437
    Samsung Fire & Marine Insurance Co., Ltd.                     3,832    896,090
    Samsung Heavy Industries Co., Ltd.                           21,100    773,681
    Samsung Life Insurance Co., Ltd.                              3,127    307,899
    Samsung SDI Co., Ltd.                                         7,046  1,174,506

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SOUTH KOREA -- (Continued)
    Samsung Securities Co., Ltd.                                 12,452 $  551,998
    Samsung Techwin Co., Ltd.                                     3,840    209,300
*   Samyang Foods Co., Ltd.                                         870     20,004
    Samyang Holdings Corp.                                        1,808    151,019
    Samyoung Chemical Co., Ltd.                                     990      2,285
    SBS Media Holdings Co., Ltd.                                 17,020     74,131
    Seah Besteel Corp.                                            4,160    108,743
    SeAH Holdings Corp.                                             341     31,610
    SeAH Steel Corp.                                                470     39,960
    Sebang Co., Ltd.                                              2,650     47,700
    Sejong Industrial Co., Ltd.                                   1,520     23,825
#*  Seohee Construction Co., Ltd.                                59,786     37,664
    Seoul Semiconductor Co., Ltd.                                 1,592     66,243
    Seowon Co., Ltd.                                              7,650     13,391
*   Sewon Cellontech Co., Ltd.                                    9,690     26,898
    SFA Engineering Corp.                                           595     25,329
*   SG Corp.                                                     18,100     11,873
    Shin Poong Pharmaceutical Co., Ltd.                             785      3,768
    Shinhan Financial Group Co., Ltd.                            11,050    481,820
    Shinhan Financial Group Co., Ltd. ADR                        21,150    916,641
    Shinsegae Co., Ltd.                                           1,834    461,716
    Shinsegae International Co., Ltd.                               500     42,555
*   Shinsung Solar Energy Co., Ltd.                               8,513      9,538
    Silicon Works Co., Ltd.                                         967     21,852
    Silla Co., Ltd.                                               1,850     50,992
    Simm Tech Co., Ltd.                                           5,984     44,410
*   SK Broadband Co., Ltd.                                       35,199    150,441
    SK C&C Co., Ltd.                                              1,247    134,396
    SK Chemicals Co., Ltd.                                        3,118    152,430
*   SK Communications Co., Ltd.                                   5,796     29,004
    SK Gas Co., Ltd.                                              1,608    113,484
    SK Holdings Co., Ltd.                                         5,154    934,110
*   SK Hynix, Inc.                                               23,180    697,507
    SK Innovation Co., Ltd.                                       8,516  1,193,594
    SK Networks Co., Ltd.                                        32,770    205,722
*   SK Securities Co., Ltd.                                      97,610     73,901
    SK Telecom Co., Ltd.                                            191     41,623
    SK Telecom Co., Ltd. ADR                                      6,000    146,880
    SKC Co., Ltd.                                                 5,040    152,972
    SL Corp.                                                      5,700     79,385
#*  SM Entertainment Co.                                          1,718     64,936
    Songwon Industrial Co., Ltd.                                  2,850     30,718
*   Ssangyong Cement Industrial Co., Ltd.                         4,260     23,739
*   STS Semiconductor & Telecommunications                        9,264     34,588
    STX Corp. Co., Ltd.                                           8,910     14,958
*   STX Engine Co., Ltd.                                          4,720     23,317
#*  STX Offshore & Shipbuilding Co., Ltd.                        10,280     30,043
#*  STX Pan Ocean Co., Ltd.                                      29,059     30,803
    Suheung Capsule Co., Ltd.                                       930     33,164
*   Sung Jin Geotec Co., Ltd.                                     2,900     25,312
    Sungwoo Hitech Co., Ltd.                                      6,909    106,879
*   Suprema, Inc.                                                 1,355     30,698

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SOUTH KOREA -- (Continued)
*   Synopex, Inc.                                                 20,990 $    39,809
#   Taekwang Industrial Co., Ltd.                                    100     123,575
*   Taewoong Co., Ltd.                                             3,281      97,816
    Taeyoung Engineering & Construction Co., Ltd.                 14,580      78,655
#*  Taihan Electric Wire Co., Ltd.                                20,377      39,304
*   Tera Resource Co., Ltd.                                       67,126      30,122
    Tongyang Life Insurance                                        9,040      95,911
*   Top Engineering Co., Ltd.                                      1,477       6,554
    TS Corp.                                                       1,160      30,593
    Uju Electronics Co., Ltd.                                        629      11,264
    Unid Co., Ltd.                                                 1,490      93,457
*   WeMade Entertainment Co., Ltd.                                   537      23,913
*   WillBes & Co. (The)                                           12,360      12,563
*   Wonik IPS Co., Ltd.                                            8,326      68,778
    Woojeon & Handan Co., Ltd.                                     5,947      56,248
*   Woongjin Chemical Co., Ltd.                                   10,460      93,936
#*  Woongjin Energy Co., Ltd.                                     11,640      23,571
*   Woongjin Thinkbig Co., Ltd.                                    2,400      13,706
    Wooree ETI Co., Ltd.                                           9,835      28,407
    Woori Finance Holdings Co., Ltd.                              45,560     539,761
    Woori Finance Holdings Co., Ltd. ADR                           1,400      49,056
    Woori Financial Co., Ltd.                                      3,043      63,549
    Woori Investment & Securities Co., Ltd.                       30,977     327,154
    WooSung Feed Co., Ltd.                                        10,970      28,819
    Y G-1 Co., Ltd.                                                4,426      51,091
    Youlchon Chemical Co., Ltd.                                    1,990      23,348
    Young Poong Corp.                                                198     263,373
    Young Poong Precision Corp.                                    2,267      21,328
    Youngone Corp.                                                 8,136     275,321
    Youngone Holdings Co., Ltd.                                    2,034     123,875
    Yuhan Corp.                                                    1,428     251,213
                                                                         -----------
TOTAL SOUTH KOREA                                                         70,340,775
                                                                         -----------
SPAIN -- (1.9%)
    Abengoa SA                                                     5,851      18,085
    Abengoa SA Class B                                            27,756      67,211
    Abertis Infraestructuras SA(4065663)                          23,003     492,829
*   Abertis Infraestructuras SA(BF2ZVG0)                              --          --
    Acciona SA                                                     5,653     358,357
    Acerinox SA                                                   20,003     263,668
    ACS Actividades de Construccion y Servicios SA                 8,169     267,983
    Adveo Group International SA                                   1,759      32,890
    Almirall SA                                                    9,125     136,353
    Amadeus IT Holding SA Class A                                  9,188     340,896
    Atresmedia Corporacion de Medi                                 7,602     127,006
    Banco Bilbao Vizcaya Argentaria SA                           206,071   2,408,334
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR             156,806   1,831,497
    Banco de Sabadell SA                                         657,392   1,684,438
*   Banco Popular Espanol SA                                     226,794   1,286,457
    Banco Santander SA                                           721,555   6,396,774
    Banco Santander SA Sponsored ADR                             175,444   1,563,206
    Bankinter SA                                                 101,786     620,602

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SPAIN -- (Continued)
*   Baron de Ley                                                     336 $   28,479
    Bolsas y Mercados Espanoles SA                                 8,287    309,854
    CaixaBank                                                    170,076    881,530
#*  Caja de Ahorros del Mediterraneo                               4,397         --
*   Campofrio Food Group SA                                        6,611     52,938
*   Cementos Portland Valderrivas SA                               1,311     12,115
    Cie Automotive SA                                              3,451     37,434
*   Codere SA                                                        996      1,931
    Construcciones y Auxiliar de Ferrocarriles SA                    239    124,098
*   Deoleo SA                                                    110,727     63,048
    Distribuidora Internacional de Alimentacion SA                27,707    252,604
    Duro Felguera SA                                               8,737     57,173
    Ebro Foods SA                                                 12,200    275,202
    Elecnor SA                                                     4,850     70,980
    Enagas SA                                                     18,135    484,205
    Ence Energia y Celulosa SA                                    33,113    132,986
*   Ercros SA                                                     16,413     12,498
    Faes Farma SA                                                 17,981     64,610
    Ferrovial SA                                                  36,757    700,653
    Fluidra SA                                                     1,871      6,393
*   Fomento de Construcciones y Contratas SA                      13,309    306,228
*   Gamesa Corp. Tecnologica SA                                   55,669    537,600
    Gas Natural SDG SA                                            33,472    789,476
    Grifols SA                                                    11,550    473,394
    Grupo Catalana Occidente SA                                    7,994    270,452
    Iberdrola SA                                                 397,642  2,495,937
    Inditex SA                                                     2,944    483,519
    Indra Sistemas SA                                             19,103    315,024
*   Jazztel P.L.C.                                                24,797    271,597
    Laboratorios Farmaceuticos Rovi SA                               384      4,620
    Mapfre SA                                                     73,817    296,426
*   Mediaset Espana Comunicacion SA                               31,136    379,993
    Melia Hotels International SA                                  8,798     99,610
    Miquel y Costas & Miquel SA                                    1,408     54,409
*   NH Hoteles SA                                                 37,446    195,436
    Obrascon Huarte Lain SA                                        8,818    369,337
    Papeles y Cartones de Europa SA                               10,190     54,635
*   Pescanova SA                                                   2,936         --
*   Promotora de Informaciones SA Class A                         27,006     13,707
    Prosegur Cia de Seguridad SA                                  10,851     64,381
*   Realia Business SA                                            20,311     22,002
    Red Electrica Corp. SA                                        10,638    662,371
    Repsol SA                                                     21,067    564,829
    Repsol SA Sponsored ADR                                       41,596  1,112,277
*   Sacyr SA                                                      84,960    457,244
    Tecnicas Reunidas SA                                           2,395    123,275
*   Telecomunicaciones y Energia                                   8,716     15,158
*   Telefonica SA                                                 32,531    572,523
*   Telefonica SA Sponsored ADR                                   43,078    752,573
    Tubacex SA                                                    36,604    140,920
    Tubos Reunidos SA                                             18,902     47,100
    Vidrala SA                                                     2,797    119,750

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------ -----------
SPAIN -- (Continued)
    Viscofan SA                                                   6,063 $   321,617
*   Vocento SA                                                    1,129       2,263
    Zardoya Otis SA                                               6,312     109,803
*   Zeltia SA                                                    14,916      51,390
                                                                        -----------
TOTAL SPAIN                                                              34,016,193
                                                                        -----------
SWEDEN -- (2.3%)
    AarhusKarlshamn AB                                            4,405     260,615
    Acando AB                                                    11,914      23,374
*   Active Biotech AB                                             2,646      29,362
    AddTech AB Class B                                              857      39,072
    AF AB Class B                                                 7,438     234,970
    Alfa Laval AB                                                12,025     274,300
    Assa Abloy AB Class B                                        10,729     532,342
    Atlas Copco AB Class A                                        7,158     198,327
    Atlas Copco AB Class B                                        4,000      99,395
    Atrium Ljungberg AB Class B                                   1,910      26,035
    Avanza Bank Holding AB                                        1,371      44,080
    Axfood AB                                                     2,200     113,772
    Axis Communications AB                                        3,800     131,129
    B&B Tools AB Class B                                          4,520      61,950
*   BE Group AB                                                   6,980      12,212
    Beijer AB G&L Class B                                         2,908      60,966
    Beijer Alma AB                                                2,354      61,472
    Beijer Electronics AB                                         1,176      12,379
    Betsson AB                                                    3,151      98,992
    Bilia AB Class A                                              5,609     135,831
    BillerudKorsnas AB                                           42,063     493,459
    BioGaia AB Class B                                            1,910      65,059
    Bjoern Borg AB                                                4,436      19,750
    Boliden AB                                                   68,765     976,670
    Bure Equity AB                                               19,879      76,818
    Byggmax Group AB                                              3,996      30,038
    Castellum AB                                                 21,763     334,166
*   CDON Group AB                                                 5,064      19,863
    Clas Ohlson AB Class B                                        4,200      66,138
    Concentric AB                                                13,233     136,113
    Corem Property Group AB Class B                               1,440       4,531
    Dios Fastigheter AB                                           9,517      61,377
    Duni AB                                                       6,289      70,809
    Electrolux AB Series B                                       43,531   1,073,690
    Elekta AB Class B                                            25,980     383,702
    Enea AB                                                       6,373      53,301
#*  Eniro AB                                                     24,527     106,563
    Fabege AB                                                    19,921     229,211
*   Fastighets AB Balder                                          6,448      56,879
    Getinge AB Class B                                           20,538     650,648
    Gunnebo AB                                                   11,036      63,375
    Haldex AB                                                    12,080      87,485
    Hennes & Mauritz AB Class B                                  10,069     435,100
    Hexagon AB Class B                                           43,051   1,290,876
    Hexpol AB                                                     5,500     413,234

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWEDEN -- (Continued)
    HIQ International AB                                          11,814 $   68,470
    Holmen AB Class B                                             14,678    487,560
    Hufvudstaden AB Class A                                        6,318     82,695
    Husqvarna AB Class A                                          20,121    118,113
    Husqvarna AB Class B                                          88,274    518,655
*   ICA Gruppen AB                                                 9,006    272,183
    Industrial & Financial Systems Class B                         3,666     84,199
    Indutrade AB                                                   2,112     82,591
    Intrum Justitia AB                                             8,534    226,914
    JM AB                                                         15,733    448,190
*   KappAhl AB                                                    16,275     96,227
    Klovern AB                                                     9,524     42,244
    KNOW IT AB                                                     4,124     35,082
    Kungsleden AB                                                 24,285    178,375
    Lagercrantz AB Class B                                         3,024     52,496
*   Lindab International AB                                       18,482    179,947
    Loomis AB Class B                                             13,853    332,067
*   Lundin Petroleum AB                                           23,533    484,973
    Meda AB Class A                                               59,494    667,611
*   Medivir AB Class B                                             6,391     83,639
    Mekonomen AB                                                   1,820     60,016
*   Micronic Mydata AB                                            28,090     56,345
    Millicom International Cellular SA                             1,841    169,844
    Modern Times Group AB Class B                                  5,064    276,218
    NCC AB Class A                                                 1,248     38,989
    NCC AB Class B                                                19,058    586,211
    Nederman Holding AB                                               53      1,365
    Net Entertainment NE AB Class B                                1,257     24,324
*   Net Insight AB Class B                                        22,728      4,801
    New Wave Group AB Class B                                      9,099     51,687
    Nibe Industrier AB Class B                                    13,159    252,295
    Nobia AB                                                      40,048    348,631
    Nolato AB Class B                                              4,588     93,623
    Nordea Bank AB                                               212,488  2,718,042
    Nordnet AB Class B                                            25,543    109,081
*   Orexo AB                                                       6,590    132,005
    Oriflame Cosmetics SA                                          2,373     74,885
*   PA Resources AB                                                1,989      3,069
    Peab AB                                                       51,796    304,547
    Pricer AB Class B                                             33,823     38,024
    Proffice AB Class B                                           13,012     49,553
    Ratos AB Class B                                              37,560    325,041
    ReadSoft AB Class B                                              781      2,364
*   Rezidor Hotel Group AB                                        15,502     88,216
    Saab AB Class B                                               13,717    274,595
    Sagax AB Class B                                               4,530     16,550
    Sandvik AB                                                    35,807    483,826
*   SAS AB                                                        49,484    148,065
    Scania AB Class B                                             11,384    228,173
    Securitas AB Class B                                          51,395    586,054
    Semcon AB                                                      3,284     35,767
    Skandinaviska Enskilda Banken AB                                 886     10,009

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWEDEN -- (Continued)
    Skandinaviska Enskilda Banken AB Class A                     183,321 $ 2,217,279
    Skanska AB Class B                                            72,846   1,402,598
    SKF AB Class A                                                 1,000      26,438
    SKF AB Class B                                                15,606     412,924
    SkiStar AB                                                     3,440      45,895
    SSAB AB Class A                                               38,842     255,524
    SSAB AB Class B                                               19,718     111,249
    Svenska Cellulosa AB Class A                                   8,697     245,783
    Svenska Cellulosa AB Class B                                  79,422   2,251,709
    Svenska Handelsbanken AB Class A                              37,121   1,678,855
    Svenska Handelsbanken AB Class B                                 808      34,971
    Sweco AB Class B                                               3,342      42,217
    Swedbank AB Class A                                           71,036   1,848,806
    Swedish Match AB                                              18,087     596,380
*   Swedish Orphan Biovitrum AB                                   30,705     293,487
    Systemair AB                                                     682      12,002
    Tele2 AB Class B                                              70,816     853,574
    Telefonaktiebolaget LM Ericsson Class A                       12,842     145,011
    Telefonaktiebolaget LM Ericsson Class B                      123,302   1,474,842
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 90,500   1,085,095
    TeliaSonera AB                                               171,715   1,419,910
*   TradeDoubler AB                                               13,109      36,212
    Trelleborg AB Class B                                         54,244   1,023,566
    Unibet Group P.L.C.                                            5,257     210,892
    Vitrolife AB                                                   4,005      49,014
    Volvo AB Class A                                              24,295     312,185
    Volvo AB Class B                                              75,408     967,855
    Volvo AB Sponsored ADR                                         1,200      15,408
    Wallenstam AB Class B                                         11,309     156,821
    Wihlborgs Fastigheter AB                                       9,465     163,249
                                                                         -----------
TOTAL SWEDEN                                                              41,173,627
                                                                         -----------
SWITZERLAND -- (5.2%)
    ABB, Ltd.                                                    141,970   3,617,048
    ABB, Ltd. Sponsored ADR                                       55,400   1,411,038
*   Acino Holding AG                                                 904     114,533
    Actelion, Ltd.                                                10,350     800,785
    Adecco SA                                                     23,752   1,751,561
*   AFG Arbonia-Forster Holding AG                                 3,805     131,887
    Allreal Holding AG                                             3,617     497,291
    Alpiq Holding AG                                                 648      85,583
    ams AG                                                         2,507     273,720
    APG SGA SA                                                       109      28,899
    Aryzta AG                                                     22,161   1,653,264
    Ascom Holding AG                                               8,333     122,900
    Autoneum Holding AG                                              562      74,824
    Bachem Holding AG Class B                                        894      51,091
    Baloise Holding AG                                            12,070   1,402,218
    Bank Coop AG                                                   1,545      81,141
    Banque Cantonale de Geneve                                       133      33,991
    Banque Cantonale Vaudoise                                        768     426,750
    Banque Privee Edmond de Rothschild SA                              1      17,561

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    Barry Callebaut AG                                               404 $  421,996
    Basilea Pharmaceutica                                          1,544    168,154
    Basler Kantonalbank                                            1,030     86,681
    Belimo Holding AG                                                 41    105,675
    Bell AG                                                           22     53,845
    Berner Kantonalbank AG                                         1,080    269,087
    BKW AG                                                         1,558     54,114
*   Bobst Group AG                                                 1,950     68,828
    Bossard Holding AG                                               728    148,075
    Bucher Industries AG                                           1,604    444,196
    Burckhardt Compression Holding AG                                583    233,619
    Burkhalter Holding AG                                            185     14,984
    Calida Holding AG                                                684     21,154
    Carlo Gavazzi Holding AG                                          41      9,404
    Centralschweizerische Kraftwerke AG                               50     15,964
*   Charles Voegele Holding AG                                     1,422     18,306
    Cicor Technologies                                                 6        213
    Cie Financiere Richemont SA                                   25,724  2,630,271
    Cie Financiere Tradition SA                                      475     25,711
    Clariant AG                                                   68,135  1,200,528
    Coltene Holding AG                                               641     33,118
    Conzzeta AG                                                       35     72,603
    Credit Suisse Group AG                                       133,018  4,137,916
    Credit Suisse Group AG Sponsored ADR                          90,936  2,830,838
    Daetwyler Holding AG                                           1,803    229,272
    DKSH Holding AG                                                1,081     90,190
*   Dufry AG                                                       3,316    535,756
    EFG International AG                                          14,116    207,691
    Emmi AG                                                          576    165,726
    EMS-Chemie Holding AG                                            886    322,631
    Energiedienst Holding AG                                       1,334     45,661
    Flughafen Zuerich AG                                           1,026    568,595
    Forbo Holding AG                                                 467    366,188
    Galenica AG                                                      942    832,546
    GAM Holding AG                                                41,481    775,108
*   Gategroup Holding AG                                           6,127    160,462
    Geberit AG                                                     1,952    583,188
    Georg Fischer AG                                               1,073    739,134
    Givaudan SA                                                      993  1,408,261
    Gurit Holding AG                                                 121     56,217
    Helvetia Holding AG                                            1,470    693,309
    Holcim, Ltd.                                                  29,548  2,197,764
    Huber & Suhner AG                                              2,687    146,940
    Implenia AG                                                    3,047    205,199
    Inficon Holding AG                                               385    119,986
    Interroll Holding AG                                             127     61,117
    Intershop Holdings                                               193     69,993
    Julius Baer Group, Ltd.                                       54,162  2,656,957
    Kaba Holding AG Class B                                          581    248,604
    Kardex AG                                                      1,417     61,741
    Komax Holding AG                                               1,188    162,580
    Kudelski SA                                                   11,129    153,489

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    Kuehne + Nagel International AG                                2,593 $  327,576
    Kuoni Reisen Holding AG                                          886    374,508
    LEM Holding SA                                                    41     30,256
    Liechtensteinische Landesbank AG                               1,899     75,241
    Lindt & Spruengli AG                                               5    251,299
    Logitech International SA(B18ZRK2)                            30,755    315,003
    Logitech International SA(H50430232)                           5,400     55,566
    Lonza Group AG                                                14,498  1,294,134
    Luzerner Kantonalbank AG                                         741    295,636
    Metall Zug AG                                                     36     86,471
#*  Meyer Burger Technology AG                                    21,158    248,262
    Micronas Semiconductor Holding AG                              6,211     50,836
    Mobilezone Holding AG                                          4,831     50,070
    Mobimo Holding AG                                              1,543    323,123
*   Myriad Group AG                                                8,397     14,523
    Nestle SA                                                     91,582  6,610,747
    Nobel Biocare Holding AG                                       8,211    135,460
    Novartis AG                                                    7,309    567,343
    Novartis AG ADR                                              117,451  9,108,325
    OC Oerlikon Corp. AG                                          41,707    583,071
*   Orascom Development Holding AG                                   924     13,165
*   Orell Fuessli Holding AG                                         152     15,281
    Orior AG                                                       1,175     66,038
    Panalpina Welttransport Holding AG                             1,841    275,141
    Partners Group Holding AG                                        966    250,409
    Phoenix Mecano AG                                                178    106,476
    PSP Swiss Property AG                                          2,990    256,987
    PubliGroupe AG                                                   443     43,861
    Rieter Holding AG                                              1,014    212,293
    Roche Holding AG(7108918)                                        424    116,503
    Roche Holding AG(7110388)                                      9,111  2,519,514
    Romande Energie Holding SA                                        49     61,248
    Schaffner Holding AG                                             144     40,043
    Schindler Holding AG                                           1,376    195,823
*   Schmolz + Bickenbach AG                                      160,352    202,941
    Schweiter Technologies AG                                        241    161,646
    Schweizerische National-Versicherungs-Gesellschaft AG          3,503    173,129
    SGS SA                                                           180    421,156
    Siegfried Holding AG                                             806    132,891
    Sika AG                                                          398  1,254,674
    Sonova Holding AG                                              3,736    486,207
    St Galler Kantonalbank AG                                        627    254,990
    Straumann Holding AG                                             472     93,815
    Sulzer AG                                                      5,816    909,856
    Swatch Group AG (The)(7184725)                                 3,316  2,117,901
    Swatch Group AG (The)(7184736)                                 4,098    455,953
    Swiss Life Holding AG                                          8,107  1,607,459
    Swiss Re AG                                                   51,583  4,528,090
    Swisscom AG                                                      798    407,024
    Swisslog Holding AG                                           61,788     72,109
    Swissquote Group Holding SA                                    2,565    104,996
    Syngenta AG ADR                                               13,102  1,057,986

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
SWITZERLAND -- (Continued)
    Tamedia AG                                                       430 $    51,103
    Tecan Group AG                                                 1,806     188,514
    Temenos Group AG                                               5,881     149,856
*   Tornos Holding AG                                              1,468       7,263
    U-Blox AG                                                      1,839     165,917
    UBS AG(B18YFJ4)                                              124,654   2,410,941
    UBS AG(H89231338)                                            159,324   3,084,513
    Valiant Holding                                                3,123     291,334
    Valora Holding AG                                                795     196,425
    Vaudoise Assurances Holding SA Class B                           195      82,453
    Verwaltungs- und Privat-Bank AG                                  749      72,606
    Vetropack Holding AG                                              57     113,883
*   Von Roll Holding AG                                           14,867      24,756
    Vontobel Holding AG                                            6,359     254,531
    Walter Meier AG                                                  480      30,532
    Ypsomed Holding AG                                               537      34,299
    Zehnder Group AG                                               2,160     101,738
*   Zueblin Immobilien Holding AG                                  4,474      10,055
    Zug Estates Holding AG                                            36      46,749
    Zuger Kantonalbank AG                                             25     130,626
    Zurich Insurance Group AG                                     21,258   5,874,079
                                                                         -----------
TOTAL SWITZERLAND                                                         92,240,898
                                                                         -----------
TAIWAN -- (3.5%)
    A-DATA Technology Co., Ltd.                                   36,000     106,002
    Ability Enterprise Co., Ltd.                                  73,530      55,446
    AcBel Polytech, Inc.                                         108,540     109,849
    Accton Technology Corp.                                      113,929      62,242
#*  Acer, Inc.                                                   647,810     423,254
    ACES Electronic Co., Ltd.                                      6,000       4,453
    ACHEM TECHNOLOGY Corp.                                        13,000       7,477
*   Acme Electronics Corp.                                        19,000      24,387
    Acter Co., Ltd.                                               10,000      42,752
*   Action Electronics Co., Ltd.                                  61,921      13,079
    Actron Technology Corp.                                       10,000      40,586
    Adlink Technology, Inc.                                       17,000      31,661
    Advanced Ceramic X Corp.                                       8,000      35,631
    Advanced International Multitech Co., Ltd.                     7,000       7,609
    Advanced Semiconductor Engineering, Inc.                     202,644     199,533
    Advanced Semiconductor Engineering, Inc. ADR                  36,804     181,444
    Advancetek Enterprise Co., Ltd.                               36,000      43,245
    Advantech Co., Ltd.                                           28,600     183,315
*   AGV Products Corp.                                           114,969      37,576
    ALI Corp.                                                     66,000      71,574
    Allis Electric Co., Ltd.                                       8,000       2,725
    Alpha Networks, Inc.                                          70,000      45,478
    Altek Corp.                                                  110,498      84,011
    Ambassador Hotel (The)                                        55,000      54,756
    AMPOC Far-East Co., Ltd.                                      24,000      20,425
    AmTRAN Technology Co., Ltd.                                  200,823     128,599
    Anpec Electronics Corp.                                       35,000      24,194
    Apacer Technology, Inc.                                       25,450      26,735

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    APCB, Inc.                                                      39,000 $ 24,276
    Apex Biotechnology Corp.                                        16,226   43,334
    Arcadyan Technology Corp.                                       23,000   31,882
    Ardentec Corp.                                                  78,780   52,732
*   Arima Communications Corp.                                      58,708   29,808
    Asia Cement Corp.                                              251,009  340,490
*   Asia Optical Co., Inc.                                          90,000   89,400
    Asia Plastic Recycling Holding, Ltd.                            18,240   54,447
    Asia Polymer Corp.                                              99,000   86,752
    Asia Vital Components Co., Ltd.                                 82,053   47,547
#   Asustek Computer, Inc.                                          74,502  568,606
    Aten International Co., Ltd.                                    19,000   49,648
*   AU Optronics Corp.                                           1,012,980  331,338
*   AU Optronics Corp. Sponsored ADR                                21,622   68,326
    Audix Corp.                                                     16,000   16,972
    Aurora Corp.                                                    33,000   69,063
    AV Tech Corp.                                                   12,000   36,176
    Avermedia Technologies                                          35,000   17,075
*   Avision, Inc.                                                   15,000    5,847
    Bank of Kaohsiung                                               56,753   18,337
    Basso Industry Corp.                                            20,000   23,207
    BES Engineering Corp.                                          426,000  130,416
    Biostar Microtech International Corp.                           11,000    4,018
    Boardtek Electronics Corp.                                      30,000   36,692
*   Bright Led Electronics Corp.                                    22,000    9,600
    C Sun Manufacturing, Ltd.                                       26,000   18,437
    Cameo Communications, Inc.                                      39,000   12,818
    Capella Microsystems Taiwan, Inc.                                3,591   12,725
    Capital Securities Corp.                                       433,448  148,473
#   Career Technology MFG. Co., Ltd.                                96,000   91,433
    Carnival Industrial Corp.                                       28,000    8,431
#   Catcher Technology Co., Ltd.                                    59,360  345,126
    Cathay Financial Holding Co., Ltd.                             348,279  526,165
    Cathay Real Estate Development Co., Ltd.                       223,000  155,504
*   Center Laboratories, Inc.                                       16,933   38,242
    Central Reinsurance Co., Ltd.                                   28,560   12,894
*   Champion Building Materials Co., Ltd.                           74,526   33,443
    Chang Hwa Commercial Bank                                      799,975  479,873
    Chang Wah Electromaterials, Inc.                                 8,240   22,442
    Charoen Pokphand Enterprise                                     64,000   33,580
    Chaun-Choung Technology Corp.                                   25,000   48,180
    CHC Resources Corp.                                             22,000   44,870
    Cheng Loong Corp.                                              216,360  102,327
    Cheng Shin Rubber Industry Co., Ltd.                            97,341  259,562
    Cheng Uei Precision Industry Co., Ltd.                         110,051  230,790
#*  Chenming Mold Industry Corp.                                    20,000   16,313
    Chia Chang Co., Ltd.                                            24,000   31,194
*   Chia Hsin Cement Corp.                                          96,338   49,172
    Chicony Electronics Co., Ltd.                                   68,018  169,516
    Chien Kuo Construction Co., Ltd.                                75,250   36,186
    Chilisin Electronics Corp.                                      18,400   17,687
    Chimei Materials Technology Corp.                               20,000   20,475

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Chin-Poon Industrial Co.                                       126,126 $210,497
*   China Airlines, Ltd.                                           745,019  269,878
    China Chemical & Pharmaceutical Co., Ltd.                       99,000   84,621
    China Development Financial Holding Corp.                    1,704,573  509,486
    China Ecotek Corp.                                              11,000   29,504
    China Electric Manufacturing Corp.                              73,000   34,758
    China General Plastics Corp.                                    60,420   37,370
    China Glaze Co., Ltd.                                           29,599   14,288
    China Life Insurance Co., Ltd.                                 422,653  414,783
*   China Manmade Fibers Corp.                                     290,000  123,184
    China Metal Products                                           102,246  151,461
    China Motor Corp.                                              164,000  156,722
    China Petrochemical Development Corp.                          529,031  266,051
    China Steel Chemical Corp.                                       8,000   47,936
    China Steel Corp.                                              679,296  590,354
    China Steel Structure Co., Ltd.                                 24,000   29,865
    China Synthetic Rubber Corp.                                   118,224  114,641
*   China Wire & Cable Co., Ltd.                                    61,000   28,561
    Chinese Maritime Transport, Ltd.                                41,000   52,768
    Chipbond Technology Corp.                                       87,000  175,806
    Chong Hong Construction Co.                                     24,625   80,925
    Chroma ATE, Inc.                                                44,560   94,920
*   Chun YU Works & Co., Ltd.                                        8,000    3,041
    Chun Yuan Steel                                                 88,570   33,925
    Chung Hsin Electric & Machinery Manufacturing Corp.             99,000   77,128
*   Chung Hung Steel Corp.                                         163,212   46,738
*   Chung Hwa Pulp Corp.                                           161,470   52,000
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                 11,000   22,163
*   Chunghwa Picture Tubes, Ltd.                                   951,656   52,197
    Chunghwa Telecom Co., Ltd.                                      47,727  153,226
    Chunghwa Telecom Co., Ltd. ADR                                   3,011   95,870
    Cleanaway Co., Ltd.                                              6,000   37,479
    Clevo Co.                                                       71,401  151,809
*   CMC Magnetics Corp.                                            757,000  127,580
    Collins Co., Ltd.                                               54,802   20,382
    Compal Communications, Inc.                                    100,000  171,088
    Compal Electronics, Inc.                                     1,063,747  832,332
    Compeq Manufacturing Co.                                       288,000  145,499
    Continental Holdings Corp.                                     124,000   45,172
    Coretronic Corp.                                               155,000  135,569
*   Cosmos Bank Taiwan                                             109,195   54,472
    Coxon Precise Industrial Co., Ltd.                              27,000   47,537
    CSBC Corp. Taiwan                                               86,740   55,330
    CTBC Financial Holding Co., Ltd.                             1,243,134  843,258
    CTCI Corp.                                                      72,444  126,697
    Cyberlink Corp.                                                 23,535   68,571
    CyberTAN Technology, Inc.                                       42,424   48,328
    D-Link Corp.                                                   186,062  112,596
    DA CIN Construction Co., Ltd.                                   36,000   31,929
    Dah Fung CATV Co., Ltd.                                          8,200   15,931
    Darfon Electronics Corp.                                        51,000   38,682
    Delpha Construction Co., Ltd.                                   53,321   21,685

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
TAIWAN -- (Continued)
    Delta Electronics, Inc.                                       45,320 $235,685
    Depo Auto Parts Ind Co., Ltd.                                 32,000  112,324
*   Dynamic Electronics Co., Ltd.                                 68,183   26,730
#   Dynapack International Technology Corp.                       27,000   76,948
*   E Ink Holdings, Inc.                                         192,000  107,790
    E-LIFE MALL Corp.                                             18,000   41,350
#*  E-Ton Solar Tech Co., Ltd.                                    60,022   36,925
    E.Sun Financial Holding Co., Ltd.                            953,734  638,717
*   Eastern Media International Corp.                            125,000   20,635
    Eclat Textile Co., Ltd.                                       33,308  366,309
    Edimax Technology Co., Ltd.                                   52,313   23,314
    Edison Opto Corp.                                             20,000   23,669
    Elan Microelectronics Corp.                                   80,000  121,090
    Elite Advanced Laser Corp.                                    13,000   31,707
    Elite Material Co., Ltd.                                      84,162   69,718
    Elite Semiconductor Memory Technology, Inc.                   70,000   92,046
    Elitegroup Computer Systems Co., Ltd.                        205,000   88,079
    eMemory Technology, Inc.                                       6,000   14,697
    ENG Electric Co., Ltd.                                        50,000   41,758
    Entie Commercial Bank                                        112,000   57,706
*   Episil Technologies, Inc.                                    131,000   45,432
    Epistar Corp.                                                207,169  359,250
    Eternal Chemical Co., Ltd.                                   146,140  133,596
*   Etron Technology, Inc.                                        81,000   39,285
*   Eva Airways Corp.                                            344,380  191,703
*   Everest Textile Co., Ltd.                                     13,000    3,811
    Evergreen International Storage & Transport Corp.            161,000  109,372
*   Evergreen Marine Corp. Taiwan, Ltd.                          441,399  259,690
    Everlight Chemical Industrial Corp.                           99,477   92,011
    Everlight Electronics Co., Ltd.                               85,225  161,026
*   Everspring Industry Co.                                       16,000    9,489
    Excelsior Medical Co., Ltd.                                   19,172   42,311
    Far Eastern Department Stores Co., Ltd.                      225,343  242,382
    Far Eastern International Bank                               298,048  123,695
    Far Eastern New Century Corp.                                321,225  368,974
    Far EasTone Telecommunications Co., Ltd.                     116,000  265,733
    Faraday Technology Corp.                                      69,395   79,119
    Farglory Land Development Co., Ltd.                           84,000  154,295
    Federal Corp.                                                155,232  122,409
    Feng Hsin Iron & Steel Co.                                    53,000   96,450
    Feng TAY Enterprise Co., Ltd.                                 37,470   98,212
    Firich Enterprises Co., Ltd.                                  37,777  155,330
*   First Copper Technology Co., Ltd.                             49,000   15,915
    First Financial Holding Co., Ltd.                            849,650  525,857
    First Hotel                                                   49,097   31,614
    First Insurance Co., Ltd.                                     35,000   23,195
    First Steamship Co., Ltd.                                     83,509   57,644
#   FLEXium Interconnect, Inc.                                    25,588   79,701
    Flytech Technology Co., Ltd.                                   9,862   36,607
    Forhouse Corp.                                                82,000   31,354
    Formosa Advanced Technologies Co., Ltd.                       24,000   14,821
    Formosa Chemicals & Fibre Corp.                              129,821  375,226

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
TAIWAN -- (Continued)
*   Formosa Epitaxy, Inc.                                         88,000 $ 53,539
    Formosa International Hotels Corp.                             4,400   52,983
*   Formosa Laboratories, Inc.                                    12,191   30,999
    Formosa Optical Technology Co., Ltd.                           9,000   32,115
    Formosa Petrochemical Corp.                                   14,000   37,611
    Formosa Plastics Corp.                                       116,927  317,753
    Formosa Taffeta Co., Ltd.                                    158,000  196,377
    Formosan Rubber Group, Inc.                                  117,000  111,016
    Formosan Union Chemical                                       67,167   32,221
    Founding Construction & Development Co., Ltd.                 38,685   25,442
    Foxconn Technology Co., Ltd.                                 144,312  362,670
    Foxlink Image Technology Co., Ltd.                            30,000   18,892
*   Froch Enterprise Co., Ltd.                                    29,000    9,471
    FSP Technology, Inc.                                          34,782   32,118
    Fubon Financial Holding Co., Ltd.                            447,019  655,132
    Fullerton Technology Co., Ltd.                                19,000   15,640
#*  Fulltech Fiber Glass Corp.                                   120,965   48,972
    Fwusow Industry Co., Ltd.                                     68,394   42,059
    G Shank Enterprise Co., Ltd.                                  27,000   16,717
#   G Tech Optoelectronics Corp.                                  45,000   78,713
*   Gamania Digital Entertainment Co., Ltd.                        2,000    1,638
    Gemtek Technology Corp.                                       83,348   80,900
#*  Genesis Photonics, Inc.                                       50,863   29,935
    Genius Electronic Optical Co., Ltd.                            9,625   39,106
    Genmont Biotech, Inc.                                          5,000    7,864
    GeoVision, Inc.                                                4,400   28,887
    Getac Technology Corp.                                        95,000   52,309
    Giant Manufacturing Co., Ltd.                                 18,760  140,791
*   Giantplus Technology Co., Ltd.                                 6,000    1,812
    Gigabyte Technology Co., Ltd.                                114,000  127,278
*   Gigastorage Corp.                                             91,450   73,756
*   Gintech Energy Corp.                                          81,394   87,529
*   Global Brands Manufacture, Ltd.                               23,830    8,505
    Global Mixed Mode Technology, Inc.                            12,000   31,950
    Global Unichip Corp.                                          11,000   27,375
*   Globe Union Industrial Corp.                                  41,000   31,169
    Gloria Material Technology Corp.                             150,150  102,739
*   Gold Circuit Electronics, Ltd.                                71,070   18,565
    Goldsun Development & Construction Co., Ltd.                 310,624  128,421
    Gourmet Master Co., Ltd.                                       5,000   33,286
    Grand Pacific Petrochemical                                  206,000  158,997
    Grape King Industrial Co.                                     14,000   67,393
    Great China Metal Industry                                    26,000   30,876
    Great Taipei Gas Co., Ltd.                                    41,000   31,006
    Great Wall Enterprise Co., Ltd.                              108,252   97,564
*   Green Energy Technology, Inc.                                 62,581   55,394
*   GTM Corp.                                                     27,000   14,590
    Hannstar Board Corp.                                          49,096   19,950
*   HannStar Display Corp.                                       643,000  215,295
*   HannsTouch Solution, Inc.                                    136,026   44,066
*   Harvatek Corp.                                                22,663    9,337
    Hey Song Corp.                                                82,000   94,059

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Highwealth Construction Corp.                                   75,118 $  162,154
    Hitron Technology, Inc.                                         42,000     22,532
    Hiwin Technologies Corp.                                         7,416     58,414
    Ho Tung Chemical Corp.                                         251,386    122,738
*   Hocheng Corp.                                                   66,000     25,403
    Holiday Entertainment Co., Ltd.                                 12,000     14,653
    Holtek Semiconductor, Inc.                                      35,000     53,873
    Holy Stone Enterprise Co., Ltd.                                 48,878     61,675
    Hon Hai Precision Industry Co., Ltd.                           517,498  1,315,632
    Hon Hai Precision Industry Co., Ltd. GDR                        32,756    162,144
    Hong TAI Electric Industrial                                    72,000     24,510
    Horizon Securities Co., Ltd.                                   142,000     42,973
#*  Hota Industrial Manufacturing Co., Ltd.                         20,000     32,891
    Hotai Motor Co., Ltd.                                           28,000    333,090
*   Howarm Construction Co., Ltd.                                   30,000     18,131
    Hsin Kuang Steel Co., Ltd.                                      51,000     32,505
#   HTC Corp.                                                       59,522    292,153
    Hu Lane Associate, Inc.                                          6,000     19,721
    HUA ENG Wire & Cable                                            87,000     34,505
    Hua Nan Financial Holdings Co., Ltd.                           775,992    460,081
    Huaku Development Co., Ltd.                                     55,540    155,545
    Huang Hsiang Construction Co.                                   25,000     50,213
    Hung Poo Real Estate Development Corp.                          73,695     76,555
    Hung Sheng Construction Co., Ltd.                              137,500    117,470
*   Hwa Fong Rubber Co., Ltd.                                       12,000      5,444
    I-Chiun Precision Industry Co., Ltd.                            61,000     39,644
    I-Sheng Electric Wire & Cable Co., Ltd.                         25,000     36,585
    Ibase Technology, Inc.                                           4,195      6,076
    Ichia Technologies, Inc.                                        63,000     33,098
    ICP Electronics, Inc.                                           42,500     58,579
    ILI Technology Corp.                                             7,349     15,141
    Infortrend Technology, Inc.                                     60,320     36,228
*   Innolux Corp.                                                1,162,477    461,022
*   Inotera Memories, Inc.                                         452,634    291,870
    Integrated Memory Logic, Ltd.                                   16,000     36,613
    International Games System Co., Ltd.                             6,000     11,775
    Inventec Corp.                                                 513,945    460,011
    ITE Technology, Inc.                                            53,193     45,110
    ITEQ Corp.                                                      68,835     76,558
*   J Touch Corp.                                                   19,000     14,425
    Jentech Precision Industrial Co., Ltd.                          23,000     48,446
    Jess-Link Products Co., Ltd.                                    25,000     23,230
    Jih Sun Financial Holdings Co., Ltd.                           316,659     90,846
    Johnson Health Tech Co., Ltd.                                    7,247     20,705
*   Kao Hsing Chang Iron & Steel                                    69,000     27,079
    Kaori Heat Treatment Co., Ltd.                                  13,115     26,485
    Kaulin Manufacturing Co., Ltd.                                  25,000     20,708
    KEE TAI Properties Co., Ltd.                                    63,790     45,820
    Kenda Rubber Industrial Co., Ltd.                              142,083    279,364
    Kerry TJ Logistics Co., Ltd.                                    38,000     53,291
    Kindom Construction Co.                                         76,000     93,944
    King Slide Works Co., Ltd.                                       9,000     79,662

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
TAIWAN -- (Continued)
    King Yuan Electronics Co., Ltd.                              302,545 $210,963
    King's Town Bank                                             212,000  188,598
*   King's Town Construction Co., Ltd.                            17,145   16,590
    Kinik Co.                                                     26,000   64,954
    Kinko Optical Co., Ltd.                                       62,000   63,647
    Kinpo Electronics                                            338,000  150,633
    Kinsus Interconnect Technology Corp.                          40,000  142,809
    KS Terminals, Inc.                                            15,162   14,726
    Kung Long Batteries Industrial Co., Ltd.                       9,000   24,750
    Kung Sing Engineering Corp.                                   91,000   45,507
    Kuo Toong International Co., Ltd.                             40,000   54,116
    Kuoyang Construction Co., Ltd.                                71,387   47,730
    Kwong Fong Industries                                         53,200   39,611
    KYE Systems Corp.                                             67,040   28,863
    L&K Engineering Co., Ltd.                                     17,000   17,761
    LAN FA Textile                                                28,922    9,355
    Largan Precision Co., Ltd.                                     4,000  136,213
    LCY Chemical Corp.                                            84,286  111,264
    Leader Electronics, Inc.                                      40,000   19,879
    Lealea Enterprise Co., Ltd.                                  206,584   75,947
    LEE CHI Enterprises Co., Ltd.                                 96,000   47,716
*   Leofoo Development Co.                                        34,417   14,679
    LES Enphants Co., Ltd.                                        22,025   16,987
    Lextar Electronics Corp.                                      46,500   39,732
*   Li Peng Enterprise Co., Ltd.                                 132,092   65,545
    Lian HWA Food Corp.                                            7,560   10,078
    Lien Hwa Industrial Corp.                                    152,284   98,452
    Lingsen Precision Industries, Ltd.                           142,000   73,705
    Lite-On Semiconductor Corp.                                   62,000   37,374
    Lite-On Technology Corp.                                     404,672  708,440
    Long Bon International Co., Ltd.                              93,000   74,611
    Long Chen Paper Co., Ltd.                                    191,546   75,647
    Longwell Co.                                                  23,000   20,412
    Lotes Co., Ltd.                                               16,000   39,278
    Lumax International Corp., Ltd.                               12,705   32,421
    Lung Yen Life Service Corp.                                   20,000   60,540
    Macroblock, Inc.                                               4,000    9,183
*   Macronix International                                       893,909  208,964
    MacroWell OMG Digital Entertainment Co., Ltd.                  6,000   16,940
    Makalot Industrial Co., Ltd.                                  18,000  108,660
    Marketech International Corp.                                 22,000   13,419
    Masterlink Securities Corp.                                  246,000   81,176
    Mayer Steel Pipe Corp.                                        29,700   14,331
    Maywufa Co., Ltd.                                             49,000   27,750
#   MediaTek, Inc.                                                21,048  287,767
*   Medigen Biotechnology Corp.                                    6,298   44,347
    Mega Financial Holding Co., Ltd.                             863,966  748,098
    Mercuries & Associates, Ltd.                                  54,322   40,826
    Merida Industry Co., Ltd.                                     13,800  104,472
    Merry Electronics Co., Ltd.                                   37,842  129,576
    Micro-Star International Co., Ltd.                           172,394  115,874
*   Microbio Co., Ltd.                                            52,881   62,418

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
TAIWAN -- (Continued)
#*  Microelectronics Technology, Inc.                             87,213 $ 56,413
    Microlife Corp.                                                9,000   25,403
    MIN AIK Technology Co., Ltd.                                  17,000   85,928
    Mirle Automation Corp.                                        46,505   39,727
*   Mitac Holdings Corp.                                         145,520  133,734
*   Mosel Vitelic, Inc.                                            8,178    1,874
*   Motech Industries, Inc.                                       69,000  128,382
    MPI Corp.                                                     21,000   36,661
    Nak Sealing Technologies Corp.                                10,000   25,798
    Namchow Chemical Industrial, Ltd.                             36,000   60,702
    Nan Kang Rubber Tire Co., Ltd.                                51,183   65,776
    Nan Ya Plastics Corp.                                        246,187  561,513
*   Nan Ya Printed Circuit Board Corp.                            43,214   58,370
    Nantex Industry Co., Ltd.                                     41,445   29,418
*   Nanya Technology Corp.                                       152,000   21,099
    National Petroleum Co., Ltd.                                  67,000   64,186
#*  Neo Solar Power Corp.                                        110,640  117,899
    Netronix, Inc.                                                12,000   29,924
    New Era Electronics Co., Ltd.                                 16,000   20,507
*   Newmax Technology Co., Ltd.                                   12,523   41,473
    Nien Hsing Textile Co., Ltd.                                  60,271   65,392
    Novatek Microelectronics Corp.                                53,000  209,956
*   Ocean Plastics Co., Ltd.                                      29,000   36,316
    Oneness Biotech Co., Ltd.                                     31,000   53,314
    OptoTech Corp.                                               184,000   76,089
*   Orient Semiconductor Electronics, Ltd.                       103,000   17,854
    Oriental Union Chemical Corp.                                146,992  156,320
    Orise Technology Co., Ltd.                                    15,000   23,282
*   Pan Jit International, Inc.                                   43,940   18,973
    Pan-International Industrial                                  77,620   62,120
    Paragon Technologies Co., Ltd.                                 7,423    9,541
    Pegatron Corp.                                               408,261  568,859
    Phihong Technology Co., Ltd.                                  69,000   42,588
    Phison Electronics Corp.                                      12,000   86,239
    Phoenix Tours International, Inc.                              7,000   13,471
*   Phytohealth Corp.                                             30,000   44,314
*   Pihsiang Machinery Manufacturing Co., Ltd.                    29,000   31,288
#   Pixart Imaging, Inc.                                          28,000   53,133
    Polytronics Technology Corp.                                   8,000   16,254
    Portwell, Inc.                                                 8,000    7,478
    Pou Chen Corp.                                               416,528  507,371
*   Power Quotient International Co., Ltd.                        50,000   31,581
*   Powercom Co., Ltd.                                            16,150    3,091
    Powertech Technology, Inc.                                   167,900  302,578
    Poya Co., Ltd.                                                 7,070   37,180
    President Chain Store Corp.                                   14,768  107,717
    President Securities Corp.                                   204,422  115,169
    Prime Electronics Satellitics, Inc.                           29,400   22,990
    Prince Housing & Development Corp.                           190,165  122,513
    Promate Electronic Co., Ltd.                                  33,000   34,523
    Promise Technology, Inc.                                      34,874   39,774
*   Qisda Corp.                                                  349,875   81,181

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
#   Quanta Computer, Inc.                                           97,007 $229,983
    Quanta Storage, Inc.                                            65,000   67,690
*   Quintain Steel Co., Ltd.                                        73,000   16,919
    Radiant Opto-Electronics Corp.                                  55,782  208,738
#   Radium Life Tech Co., Ltd.                                     195,532  171,097
    Realtek Semiconductor Corp.                                     77,098  179,244
    Rechi Precision Co., Ltd.                                       72,996   72,896
    Rich Development Co., Ltd.                                     130,814   56,188
    Richtek Technology Corp.                                        22,000   99,142
#*  Ritek Corp.                                                    908,759  147,510
    Ruentex Development Co., Ltd.                                   60,550  126,728
    Ruentex Industries, Ltd.                                        56,162  144,914
    Run Long Construction Co., Ltd.                                 17,000   18,517
    Sampo Corp.                                                     82,155   28,822
    San Fang Chemical Industry Co., Ltd.                            10,502   10,033
    Sanyang Industry Co., Ltd.                                     227,900  398,821
    Sanyo Electric Taiwan Co., Ltd.                                 12,750   16,759
    SDI Corp.                                                       19,000   21,176
    Senao International Co., Ltd.                                    7,000   22,355
    Sercomm Corp.                                                   61,000   85,166
    Sesoda Corp.                                                    38,850   41,804
    ShenMao Technology, Inc.                                        14,922   17,427
    Shih Wei Navigation Co., Ltd.                                   83,100   59,632
    Shihlin Electric & Engineering Corp.                            57,000   72,060
*   Shihlin Paper Corp.                                             16,000   25,446
    Shin Kong Financial Holding Co., Ltd.                        1,573,133  547,103
    Shin Zu Shing Co., Ltd.                                         33,549   73,912
*   Shining Building Business Co., Ltd.                             47,960   37,321
    Shinkong Insurance Co., Ltd.                                    75,000   58,391
    Shinkong Synthetic Fibers Corp.                                410,799  141,946
    Shinkong Textile Co., Ltd.                                      70,000   94,092
    Shuttle, Inc.                                                   50,000   21,877
    Sigurd Microelectronics Corp.                                   75,000   72,658
*   Silicon Integrated Systems Corp.                               167,380   52,082
    Siliconware Precision Industries Co.                           282,000  342,620
    Silitech Technology Corp.                                       30,442   39,339
    Simplo Technology Co., Ltd.                                     26,000  127,842
    Sinbon Electronics Co., Ltd.                                    32,000   38,073
    Sincere Navigation Corp.                                        79,125   73,549
#*  Sino-American Silicon Products, Inc.                           116,000  160,806
    Sinon Corp.                                                     74,000   41,448
    SinoPac Financial Holdings Co., Ltd.                         1,266,848  626,917
    Sinphar Pharmaceutical Co., Ltd.                                25,586   44,876
    Sinyi Realty Co.                                                10,303   18,860
    Sirtec International Co., Ltd.                                  34,000   65,343
    Sitronix Technology Corp.                                       21,000   35,030
    Soft-World International Corp.                                  42,000   94,744
    Solar Applied Materials Technology Co.                          61,000   51,937
*   Solartech Energy Corp.                                          54,000   46,007
    Solomon Technology Corp.                                        52,380   22,867
*   Solytech Enterprise Corp.                                       31,000   11,493
    Sonix Technology Co., Ltd.                                      63,000   85,778

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
TAIWAN -- (Continued)
    Southeast Cement Co., Ltd.                                      33,000 $ 19,088
    Spirox Corp.                                                     4,000    1,694
    Sporton International, Inc.                                     10,100   36,377
    St Shine Optical Co., Ltd.                                       5,000  147,262
    Standard Chemical & Pharma                                      20,330   35,556
    Standard Foods Corp.                                            33,961  104,133
    Stark Technology, Inc.                                          41,000   42,532
    Sunonwealth Electric Machine Industry Co., Ltd.                 39,000   22,625
    Sunrex Technology Corp.                                         80,000   33,518
    Supreme Electronics Co., Ltd.                                   63,000   31,971
    Sweeten Construction Co., Ltd.                                  25,500   16,534
    Syncmold Enterprise Corp.                                       16,000   27,469
    Synmosa Biopharma Corp.                                         16,971   25,098
    Synnex Technology International Corp.                          237,248  378,489
    TA Chen Stainless Pipe                                         154,827   74,148
*   Ta Chong Bank, Ltd.                                            420,892  147,637
    Ta Ya Electric Wire & Cable                                     86,860   20,633
    TA-I Technology Co., Ltd.                                       25,202   13,056
    Tah Hsin Industrial Co., Ltd.                                   11,000   10,747
    Taichung Commercial Bank                                       360,706  133,769
    TaiDoc Technology Corp.                                         10,000   27,141
    Taiflex Scientific Co., Ltd.                                    49,000  101,693
    Taimide Tech, Inc.                                              21,000   17,239
    Tainan Enterprises Co., Ltd.                                    17,000   19,271
    Tainan Spinning Co., Ltd.                                      246,845  186,049
    Taishin Financial Holding Co., Ltd.                          1,598,424  807,287
*   Taisun Enterprise Co., Ltd.                                     47,741   24,495
*   Taita Chemical Co., Ltd.                                       116,424   49,806
#   Taiwan Acceptance Corp.                                         21,000   52,686
*   Taiwan Business Bank                                           791,085  243,142
    Taiwan Cement Corp.                                            471,137  685,687
    Taiwan Chinsan Electronic Industrial Co., Ltd.                  14,000   22,729
    Taiwan Cogeneration Corp.                                      100,993   62,553
    Taiwan Cooperative Financial Holding                           709,544  398,982
    Taiwan Fertilizer Co., Ltd.                                    193,000  459,903
    Taiwan Fire & Marine Insurance Co.                              50,040   39,916
    Taiwan FU Hsing Industrial Co., Ltd.                            17,000   19,085
    Taiwan Glass Industry Corp.                                    178,142  180,275
    Taiwan Hon Chuan Enterprise Co., Ltd.                           66,492  140,154
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                  29,000   21,983
*   Taiwan Land Development Corp.                                  142,703   54,771
*   Taiwan Life Insurance Co., Ltd.                                100,006   88,660
    Taiwan Line Tek Electronic                                      10,000    8,463
    Taiwan Mask Corp.                                              107,950   35,099
    Taiwan Mobile Co., Ltd.                                         19,800   67,536
    Taiwan Navigation Co., Ltd.                                     34,000   31,529
    Taiwan Paiho, Ltd.                                              80,892  112,110
    Taiwan PCB Techvest Co., Ltd.                                   41,800   47,923
    Taiwan Prosperity Chemical Corp.                                40,000   40,980
*   Taiwan Pulp & Paper Corp.                                       93,280   40,825
    Taiwan Sakura Corp.                                             58,140   37,605
    Taiwan Secom Co., Ltd.                                          22,000   53,313

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
TAIWAN -- (Continued)
    Taiwan Semiconductor Co., Ltd.                                 108,000 $   88,818
    Taiwan Semiconductor Manufacturing Co., Ltd.                   416,465  1,534,909
*   Taiwan Styrene Monomer                                         161,127    122,822
    Taiwan Surface Mounting Technology Co., Ltd.                    44,100     62,816
*   Taiwan TEA Corp.                                               131,704    108,299
    Taiwan Union Technology Corp.                                   43,000     32,887
    Taiyen Biotech Co., Ltd.                                        33,000     28,238
*   Tatung Co., Ltd.                                               728,452    201,958
    Teco Electric and Machinery Co., Ltd.                          399,000    425,541
    Test Research, Inc.                                             47,532     64,680
    Test-Rite International Co., Ltd.                               99,389     77,373
    Thinking Electronic Industrial Co., Ltd.                        15,000     17,396
    Thye Ming Industrial Co., Ltd.                                  34,850     40,224
    Ton Yi Industrial Corp.                                        130,200    144,065
    Tong Hsing Electronic Industries, Ltd.                          17,000     89,932
    Tong Yang Industry Co., Ltd.                                    88,041    137,093
    Tong-Tai Machine & Tool Co., Ltd.                               48,305     46,347
    Topco Scientific Co., Ltd.                                      42,443     74,404
    Topoint Technology Co., Ltd.                                    25,494     19,553
    Transcend Information, Inc.                                     38,483    121,538
    Tripod Technology Corp.                                         81,970    162,085
    Tsann Kuen Enterprise Co., Ltd.                                 12,913     18,183
    TSRC Corp.                                                      52,350     96,794
    Ttet Union Corp.                                                10,000     22,773
    TTY Biopharm Co., Ltd.                                          15,246     59,375
    Tung Ho Steel Enterprise Corp.                                 157,254    141,009
    Tung Thih Electronic Co., Ltd.                                   5,492     16,315
    TXC Corp.                                                       82,411    101,735
*   Tycoons Group Enterprise                                       127,354     25,376
*   Tyntek Corp.                                                    69,319     16,951
    TZE Shin International Co., Ltd.                                36,729     14,750
    U-Ming Marine Transport Corp.                                   69,000    113,311
    Ubright Optronics Corp.                                         16,000     37,223
    Uni-President Enterprises Corp.                                108,864    207,313
    Unimicron Technology Corp.                                     364,356    288,179
*   Union Bank Of Taiwan                                           252,441     92,380
*   Unitech Printed Circuit Board Corp.                            157,629     67,702
    United Integrated Services Co., Ltd.                            29,000     32,023
    United Microelectronics Corp.                                1,678,453    712,022
    Unity Opto Technology Co., Ltd.                                 62,929     49,292
    Universal Cement Corp.                                          84,000     77,123
*   Unizyx Holding Corp.                                           107,000     55,646
    UPC Technology Corp.                                           159,472     77,065
    USI Corp.                                                      195,518    143,434
    Vanguard International Semiconductor Corp.                     129,000    139,440
*   Via Technologies, Inc.                                          41,800     34,184
    Visual Photonics Epitaxy Co., Ltd.                              49,300     49,805
    Vivotek, Inc.                                                    5,175     30,087
*   Wafer Works Corp.                                               94,000     50,738
    Wah Hong Industrial Corp.                                        3,423      3,671
    Wah Lee Industrial Corp.                                        35,000     56,113
*   Walsin Lihwa Corp.                                             805,000    249,541

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
TAIWAN -- (Continued)
*   Walsin Technology Corp.                                        144,632 $    38,777
*   Walton Advanced Engineering, Inc.                               69,385      24,780
    Wan Hai Lines, Ltd.                                            226,557     122,091
    Ways Technical Corp., Ltd.                                       9,000      13,110
    Wei Chuan Foods Corp.                                           71,000     134,466
*   Wei Mon Industry Co., Ltd.                                      52,647      17,285
    Weikeng Industrial Co., Ltd.                                    27,300      20,247
    Well Shin Technology Co., Ltd.                                  15,000      25,541
    Weltrend Semiconductor                                          26,100      24,970
    Win Semiconductors Corp.                                       107,000      94,377
*   Winbond Electronics Corp.                                      869,000     219,352
#*  Wintek Corp.                                                   546,087     203,984
#   Wisdom Marine Lines Co., Ltd.                                   20,950      25,140
    Wistron Corp.                                                  553,142     519,304
    Wistron NeWeb Corp.                                             36,507      87,927
    WPG Holdings, Ltd.                                             258,301     314,171
    WT Microelectronics Co., Ltd.                                   65,518      78,264
    WUS Printed Circuit Co., Ltd.                                   65,000      29,223
    Xxentria Technology Materials Corp.                             18,000      34,489
    Yageo Corp.                                                    313,600     106,806
*   Yang Ming Marine Transport Corp.                               349,558     155,016
    YC INOX Co., Ltd.                                               70,000      49,085
    YeaShin International Development Co., Ltd.                     26,995      21,138
    Yem Chio Co., Ltd.                                              76,596      58,341
    YFY, Inc.                                                      272,344     144,530
*   Yieh Phui Enterprise Co., Ltd.                                 202,930      64,194
    Young Fast Optoelectronics Co., Ltd.                            25,400      27,881
    Young Optics, Inc.                                               9,000      18,814
    Youngtek Electronics Corp.                                      25,245      50,580
    Yuanta Financial Holding Co., Ltd.                           1,057,246     576,525
    Yulon Motor Co., Ltd.                                          207,223     365,770
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                16,000      37,761
    YungShin Global Holding Corp.                                   39,000      76,127
    Yungtay Engineering Co., Ltd.                                  104,000     305,173
    Zeng Hsing Industrial Co., Ltd.                                  3,149      18,489
    Zenitron Corp.                                                  22,000      14,277
    Zhen Ding Technology Holding, Ltd.                              13,650      32,014
*   Zig Sheng Industrial Co., Ltd.                                 138,543      49,746
    Zinwell Corp.                                                   79,000      85,072
    Zippy Technology Corp.                                          12,000      11,958
                                                                           -----------
TOTAL TAIWAN                                                                62,510,386
                                                                           -----------
THAILAND -- (0.8%)
    Advanced Info Service PCL                                       16,300     133,542
    Airports of Thailand PCL                                        55,800     380,067
    AJ Plast PCL                                                    42,900      14,059
    Amata Corp. PCL                                                 77,000      42,304
    AP Thailand PCL                                                281,640      49,315
    Asia Plus Securities PCL                                       247,700      30,082
    Bangchak Petroleum PCL                                         166,300     177,654
    Bangkok Aviation Fuel Services PCL                              35,400      29,002
    Bangkok Bank PCL(6077019)                                       48,000     317,687

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
THAILAND -- (Continued)
    Bangkok Bank PCL(6368360)                                       23,700 $156,858
    Bangkok Chain Hospital PCL                                     245,675   50,122
    Bangkok Dusit Medical Services PCL                              50,300  216,553
    Bangkok Expressway PCL                                         112,000  130,442
    Bangkok Life Assurance PCL                                      56,000  113,349
*   Bangkok Metro PCL                                              395,000   13,960
    Bangkokland PCL                                              2,553,800  141,126
    Bank of Ayudhya PCL(6359933)                                   212,100  260,653
    Bank of Ayudhya PCL(6075949)                                    70,100   86,147
    Banpu PCL(6368348)                                             136,500  127,181
    Banpu PCL(BDSTDQ6)                                             126,000  117,398
    BEC World PCL                                                   65,200  122,021
    Berli Jucker PCL                                                 8,100   12,947
    Big C Supercenter PCL                                           46,100  288,819
    Bumrungrad Hospital PCL                                         14,200   39,692
    CalComp Electronics Thailand PCL                               387,500   38,594
    Central Pattana PCL                                            136,400  210,352
    Central Plaza Hotel PCL                                        177,700  224,088
    CH Karnchang PCL                                               152,300  108,628
    Charoen Pokphand Foods PCL                                     253,500  197,913
    CP ALL PCL                                                      36,100   45,524
    Delta Electronics Thailand PCL                                 155,700  238,865
    Diamond Building Products PCL                                   23,900    6,949
    DSG International Thailand PCL                                  51,400   16,679
    Dynasty Ceramic PCL                                             31,800   54,660
    Eastern Water Resources Development and Management PCL         230,000   93,847
    Electricity Generating PCL                                      22,000   90,474
    Erawan Group PCL (The)                                         152,700   23,156
    Esso Thailand PCL                                              313,000   70,394
*   GFPT PCL                                                       120,600   36,810
    Glow Energy PCL                                                 46,000  107,518
*   GMM Grammy PCL                                                  35,880   17,868
*   Golden Land Property Development PCL                            40,700   10,199
    Hana Microelectronics PCL                                       59,200   43,366
    Hemaraj Land and Development PCL                             1,110,400  124,151
    Home Product Center PCL                                        238,558   88,908
    Indorama Ventures PCL                                          281,100  225,783
    IRPC PCL                                                     2,076,100  238,793
*   Italian-Thai Development PCL                                   719,854  135,298
    Jasmine International PCL                                      543,900  147,661
    Kasikornbank PCL(6364766)                                       34,700  211,823
    Kasikornbank PCL(6888794)                                       26,900  167,666
    KGI Securities Thailand PCL                                    120,600   11,159
    Khon Kaen Sugar Industry PCL                                   100,600   40,725
    Kiatnakin Bank PCL                                              83,300  111,736
    Krung Thai Bank PCL                                            601,375  392,222
    Land and Houses PCL(6581930)                                   212,200   74,994
    Land and Houses PCL(6581941)                                   355,200  125,532
    Lanna Resources PCL                                             48,450   19,302
    LH Financial Group PCL                                         790,600   33,783
    Loxley PCL                                                     282,094   43,141
    LPN Development PCL                                            103,600   72,894

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
THAILAND -- (Continued)
    Major Cineplex Group PCL                                        69,000 $ 42,342
    MBK PCL                                                         18,300   88,193
    MCOT PCL                                                        36,000   40,193
    Minor International PCL                                        182,960  163,121
    Polyplex Thailand PCL                                           37,600   12,322
    Precious Shipping PCL                                          165,000  101,783
    Property Perfect PCL                                           613,500   21,485
    Pruksa Real Estate PCL                                         168,300  120,581
    PTT Exploration & Production PCL                                65,285  353,430
    PTT Global Chemical PCL                                        110,845  279,561
    PTT PCL(6420390)                                                56,894  579,451
    PTT PCL(6420408)                                                18,900  192,492
    Quality Houses PCL                                             521,408   50,926
    Ratchaburi Electricity Generating Holding PCL                   49,600   80,475
    Robinson Department Store PCL                                   53,100   89,993
    Rojana Industrial Park PCL                                     149,500   36,745
    Saha-Union PCL                                                  20,600   25,150
*   Sahaviriya Steel Industries PCL                                741,840    8,819
    Samart Corp. PCL                                                77,500   50,297
    Samart Telcoms PCL                                              79,600   43,221
    Sansiri PCL                                                    527,900   37,992
    SC Asset Corp PCL                                              299,812   36,218
    Siam Cement PCL                                                 10,400  143,010
    Siam City Cement PCL                                            13,200  168,790
    Siam Commercial Bank PCL(6889935)                               15,700   82,977
    Siam Commercial Bank PCL(6363172)                               30,100  159,083
    Siam Future Development PCL                                    104,625   22,354
    Siam Global House PCL                                           59,150   36,298
    Siamgas & Petrochemicals PCL                                   130,200   57,727
    Sino Thai Engineering & Construction PCL                        83,571   62,292
    SNC Former PCL                                                   8,800    5,570
    Somboon Advance Technology PCL                                  37,250   19,627
    Sri Trang Agro-Industry PCL(B05BPF7)                            14,300    6,202
    Sri Trang Agro-Industry PCL(B05BPH9)                           105,300   45,672
    Srithai Superware PCL                                           37,200   21,991
    STP & I PCL                                                    245,200  159,922
    Supalai PCL                                                    222,900  126,758
*   Tata Steel Thailand PCL                                      1,030,600   28,145
    Thai Airways International PCL(6364971)                         60,600   39,524
    Thai Airways International PCL(6888868)                        105,000   68,482
    Thai Oil PCL                                                   156,100  315,961
*   Thai Reinsurance PCL                                           345,900   43,786
    Thai Stanley Electric PCL                                        9,600   70,940
    Thai Tap Water Supply PCL                                      294,200   97,358
    Thai Union Frozen Products PCL                                  95,760  173,060
    Thai Vegetable Oil PCL                                          59,100   34,558
    Thaicom PCL                                                    175,300  223,877
    Thanachart Capital PCL                                          94,500  104,747
*   Thoresen Thai Agencies PCL                                     127,666   72,600
    Ticon Industrial Connection PCL                                 86,625   49,540
    Tipco Asphalt PCL                                                7,400   14,146
    Tisco Financial Group PCL                                       70,800  100,087

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES     VALUE++
                                                                 --------- -----------
THAILAND -- (Continued)
    TMB Bank PCL                                                 3,163,500 $   278,490
    Total Access Communication PCL                                 114,100     412,410
    Toyo-Thai Corp. PCL                                             18,500      22,883
    TPI Polene PCL                                                 242,100     100,340
*   True Corp. PCL(6877071)                                        540,290     153,625
*   True Corp. PCL(6363923)                                        530,800     150,926
    Union Mosaic Industry PCL                                       76,125      25,192
    Univentures PCL                                                 39,200       9,761
    Vanachai Group PCL                                              41,100       3,697
    Vibhavadi Medical Center PCL                                    87,600      28,145
    Vinythai PCL                                                   124,200      46,687
    Workpoint Entertainment PCL                                      2,900       3,075
                                                                           -----------
TOTAL THAILAND                                                              13,197,540
                                                                           -----------
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A                               12,989      26,609
    Akbank TAS                                                      94,853     370,745
    Akcansa Cimento A.S.                                             9,502      53,076
*   Akenerji Elektrik Uretim A.S.                                   69,462      46,529
*   Akfen Holding A.S.                                              21,328      46,270
    Aksa Akrilik Kimya Sanayii                                      22,500      92,801
    Aksigorta A.S.                                                  34,947      48,626
    Alarko Holding A.S.                                             14,460      42,780
*   Albaraka Turk Katilim Bankasi A.S.                              85,750      76,291
*   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.             1,996      49,713
*   Anadolu Anonim Tuerk Sigorta Sirketi                            54,184      35,791
    Anadolu Cam Sanayii A.S.                                        21,831      26,510
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                      4,187      53,320
    Arcelik A.S.                                                    38,968     248,151
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                       28,662     135,135
*   Asya Katilim Bankasi A.S.                                      130,758     132,479
    Bagfas Bandirma Gubre Fabrik                                     1,050      22,040
*   Baticim Bati Anadolu Cimento Sanayii A.S.                        8,723      28,813
    BIM Birlesik Magazalar A.S.                                      4,220      88,290
    Bizim Toptan Satis Magazalari A.S.                               2,396      28,761
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                   1,352      22,231
    Bursa Cimento Fabrikasi A.S.                                     1,341       2,970
    Cimsa Cimento Sanayi VE Tica                                    13,328      86,191
    Coca-Cola Icecek A.S.                                            4,509     128,949
*   Deva Holding A.S.                                               41,856      44,137
*   Dogan Sirketler Grubu Holding A.S.                             254,721     114,617
*   Dogan Yayin Holding A.S.                                       107,583      37,060
    Dogus Otomotiv Servis ve Ticaret A.S.                           22,522     107,830
    Eczacibasi Yatirim Holding Ortakligi A.S.                        5,004      16,058
    EGE Seramik Sanayi ve Ticaret A.S.                              19,423      26,058
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
    ve Ticaret A.S.                                                 49,361      62,467
    Enka Insaat ve Sanayi A.S.                                      34,141      99,823
    Eregli Demir ve Celik Fabrikalari TAS                          345,925     478,296
    Ford Otomotiv Sanayi A.S.                                        9,472     132,977
    Global Yatirim Holding A.S.                                     67,511      46,590
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.               901      25,757
    Goodyear Lastikleri TAS                                          1,597      50,055

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
TURKEY -- (Continued)
*   GSD Holding                                                   50,000 $ 31,471
*   Gubre Fabrikalari TAS                                          5,433   45,412
*   Hurriyet Gazetecilik A.S.                                     31,589   11,980
*   Ihlas Holding A.S.                                           197,201   72,984
*   Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.                    4,454   11,278
*   Is Finansal Kiralama A.S.                                     27,329   13,395
*   Isiklar Yatirim Holding A.S.                                  25,583    6,793
*   Izmir Demir Celik Sanayi A.S.                                 67,134   92,624
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   37,361   36,143
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B   23,378   50,700
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  213,256  133,949
    Kartonsan Karton Sanayi ve Ticaret A.S.                          618   77,866
*   Kerevitas Gida Sanayi ve Ticaret A.S.                            440    7,992
    KOC Holding A.S.                                              49,633  243,089
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.                52,727  114,421
    Mardin Cimento Sanayii ve Ticaret A.S.                         5,073   11,537
*   Migros Ticaret A.S.                                            6,594   58,587
    NET Holding A.S.                                               8,365    9,979
    Netas Telekomunikasyon A.S.                                   11,580   43,055
    Nuh Cimento Sanayi A.S.                                        9,068   50,940
    Otokar Otomotiv Ve Savunma Sanayi A.S.                         1,350   43,584
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.         8,727   25,186
*   Petkim Petrokimya Holding A.S.                               113,021  177,908
    Pinar Entegre Et ve Un Sanayi A.S.                               487    1,877
    Pinar SUT Mamulleri Sanayii A.S.                               5,677   49,182
*   Polyester Sanayi A.S.                                         49,109   27,234
*   Sekerbank TAS                                                 82,699   78,246
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     33,531   33,366
*   TAT Konserve Sanayii A.S.                                     14,877   19,037
    TAV Havalimanlari Holding A.S.                                18,112  131,053
    Tekfen Holding A.S.                                           39,421   94,818
*   Tekstil Bankasi A.S.                                          35,952   27,666
    Tofas Turk Otomobil Fabrikasi A.S.                            14,097   93,194
    Trakya Cam Sanayi A.S.                                        76,989   95,361
    Tupras Turkiye Petrol Rafinerileri A.S.                        2,925   66,118
    Turcas Petrol A.S.                                            14,616   22,931
    Turk Hava Yollari                                            115,934  452,047
    Turk Traktor ve Ziraat Makineleri A.S.                           443   14,574
*   Turkcell Iletisim Hizmetleri A.S.                              1,136    7,050
*   Turkcell Iletisim Hizmetleri A.S. ADR                          9,157  143,215
    Turkiye Garanti Bankasi A.S.                                 120,159  481,817
    Turkiye Halk Bankasi A.S.                                     12,538  100,746
    Turkiye Is Bankasi                                           130,797  357,322
    Turkiye Sinai Kalkinma Bankasi A.S.                          158,735  154,591
    Turkiye Sise ve Cam Fabrikalari A.S.                         124,385  182,517
    Turkiye Vakiflar Bankasi Tao                                 114,786  274,653
    Ulker Biskuvi Sanayi A.S.                                     18,064  137,796
*   Vestel Beyaz Esya Sanayi ve Ticaret A.S.                      14,500   21,537
*   Vestel Elektronik Sanayi ve Ticaret A.S.                      24,328   24,910
*   Yapi Kredi Sigorta A.S.                                        4,410   41,529
    Yapi ve Kredi Bankasi A.S.                                    59,093  136,394

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
TURKEY -- (Continued)
*   Zorlu Enerji Elektrik Uretim A.S.                             29,476 $    19,455
                                                                         -----------
TOTAL TURKEY                                                               7,795,905
                                                                         -----------
UNITED KINGDOM -- (14.6%)
    4imprint Group P.L.C.                                            532       5,364
    888 Holdings P.L.C.                                           92,692     236,221
    A.G.BARR P.L.C.                                               11,295      94,904
    Aberdeen Asset Management P.L.C.                             128,290     910,452
    Acal P.L.C.                                                    3,957      21,181
    Admiral Group P.L.C.                                          10,338     211,662
*   Afren P.L.C.                                                 241,827     611,278
    African Barrick Gold P.L.C.                                    6,634      20,498
*   Aga Rangemaster Group P.L.C.                                  23,457      48,570
    Aggreko P.L.C.                                                12,598     324,855
    Alent P.L.C.                                                  67,651     375,969
    AMEC P.L.C.                                                   51,061     963,020
    Amlin P.L.C.                                                 122,939     839,988
    Anglo American P.L.C.                                        139,168   3,308,938
    Anglo Pacific Group P.L.C.                                     6,015      21,408
    Anglo-Eastern Plantations                                        542       5,869
    Anite P.L.C.                                                  25,991      37,532
    Antofagasta P.L.C.                                            31,331     428,200
    ARM Holdings P.L.C.                                           33,625     526,891
    ARM Holdings P.L.C. Sponsored ADR                              7,813     368,695
    Ashmore Group P.L.C.                                          41,121     266,468
    Ashtead Group P.L.C.                                         118,226   1,242,336
    Associated British Foods P.L.C.                               32,004   1,163,504
    AstraZeneca P.L.C. Sponsored ADR                              53,810   2,844,397
    Aveva Group PLC                                                1,660      68,781
    Aviva P.L.C.                                                 343,977   2,469,379
    Aviva P.L.C. Sponsored ADR                                    18,334     264,743
    AZ Electronic Materials SA                                    12,705      58,366
    Babcock International Group P.L.C.                            53,786   1,099,870
    BAE Systems P.L.C.                                           258,138   1,882,985
    Balfour Beatty P.L.C.                                        160,311     733,144
    Barclays P.L.C.                                              632,712   2,662,110
    Barclays P.L.C. Sponsored ADR                                142,144   2,389,441
    Barratt Developments P.L.C.                                  249,351   1,337,161
    BBA Aviation P.L.C.                                          117,727     638,107
    Beazley P.L.C.                                               122,034     447,330
    Bellway P.L.C.                                                27,351     658,787
    Berendsen P.L.C.                                              34,244     533,280
    Berkeley Group Holdings P.L.C.                                25,003     937,240
    Betfair Group P.L.C.                                           5,713      92,142
    BG Group P.L.C.                                              194,720   3,972,223
    BHP Billiton P.L.C.                                           16,423     506,789
    BHP Billiton P.L.C. ADR                                       28,708   1,769,561
    Bodycote P.L.C.                                               47,828     504,156
    Booker Group P.L.C.                                          176,592     425,329
    Bovis Homes Group P.L.C.                                      32,015     402,763
    BP P.L.C.                                                      1,306      10,138
    BP P.L.C. Sponsored ADR                                      247,664  11,516,376

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Braemar Shipping Services P.L.C.                                 660 $    5,677
    Brammer P.L.C.                                                10,094     78,070
    Brewin Dolphin Holdings P.L.C.                                51,357    234,155
    British American Tobacco P.L.C.                               12,488    688,991
    British American Tobacco P.L.C. Sponsored ADR                  2,728    301,417
    British Polythene Industries P.L.C.                               52        570
    British Sky Broadcasting Group P.L.C. Sponsored ADR            4,853    293,704
    Britvic P.L.C.                                                21,967    219,934
    BT Group P.L.C.                                              112,078    678,142
    BT Group P.L.C. Sponsored ADR                                 17,500  1,061,025
*   BTG P.L.C.                                                    50,010    336,517
    Bunzl P.L.C.                                                  35,708    787,683
    Burberry Group P.L.C.                                         26,952    662,305
    Bwin.Party Digital Entertainment P.L.C.                      118,209    232,247
    Cable & Wireless Communications P.L.C.                       252,269    189,260
*   Cairn Energy P.L.C.                                          117,897    534,207
    Cape P.L.C.                                                   18,329     81,083
    Capita P.L.C.                                                 24,608    389,007
    Capital & Counties Properties P.L.C.                          14,668     81,579
    Capital & Regional P.L.C.                                     19,615     13,591
    Carillion P.L.C.                                             102,818    500,930
    Carnival P.L.C.                                               14,078    500,364
    Carnival P.L.C. ADR                                            5,490    195,444
    Castings P.L.C.                                                1,976     13,702
    Catlin Group, Ltd.                                            95,519    784,689
*   Centamin P.L.C.                                              152,635    122,866
    Centrica P.L.C.                                              185,086  1,046,797
    Charles Stanley Group P.L.C.                                     382      2,792
    Chemring Group P.L.C.                                         44,696    155,978
    Chesnara P.L.C.                                               19,254     90,216
    Chime Communications P.L.C.                                    5,226     26,530
    Cineworld Group P.L.C.                                        19,143    113,839
    Clarkson P.L.C.                                                  685     22,073
    Close Brothers Group P.L.C.                                   34,717    703,080
    Cobham P.L.C.                                                210,964    974,296
    Coca-Cola HBC AG ADR                                          23,155    668,253
*   Colt Group SA                                                 72,539    143,337
    Communisis P.L.C.                                              2,429      2,459
    Compass Group P.L.C.                                          67,952    977,231
    Computacenter P.L.C.                                          17,877    169,477
    Consort Medical P.L.C.                                         5,759     82,120
    Costain Group P.L.C.                                           7,600     34,444
    Cranswick P.L.C.                                              10,799    185,667
    Croda International P.L.C.                                    10,466    408,987
    CSR P.L.C.                                                    49,128    432,741
    Daily Mail & General Trust P.L.C.                             38,240    498,757
    Dairy Crest Group P.L.C.                                      31,624    272,345
    Darty P.L.C.                                                  78,383    103,203
    DCC P.L.C.                                                    16,837    753,968
    De La Rue P.L.C.                                              16,121    220,949
    Debenhams P.L.C.                                             311,419    508,026
    Dechra Pharmaceuticals P.L.C.                                  7,595     84,133

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    Development Securities P.L.C.                                 22,369 $   83,856
    Devro P.L.C.                                                  32,535    165,276
    Diageo P.L.C.                                                 11,221    357,697
    Diageo P.L.C. Sponsored ADR                                    3,600    459,324
    Dialight P.L.C.                                                1,657     28,900
    Dignity P.L.C.                                                 4,896    109,446
    Diploma P.L.C.                                                23,973    266,271
*   Dixons Retail P.L.C.                                         736,325    576,911
    Domino Printing Sciences P.L.C.                               20,629    228,451
    Domino's Pizza Group P.L.C.                                    5,403     50,669
    Drax Group P.L.C.                                             96,740    987,652
    DS Smith P.L.C.                                              213,877  1,036,648
    E2V Technologies P.L.C.                                       21,031     48,555
    easyJet P.L.C.                                                35,052    734,240
    Electrocomponents P.L.C.                                      86,247    412,323
    Elementis P.L.C.                                              78,622    326,372
*   EnQuest P.L.C.                                               158,782    339,470
*   Enterprise Inns P.L.C.                                       131,686    319,927
*   Essar Energy P.L.C.                                           60,098    114,456
    Essentra PLC                                                  45,981    578,114
*   Eurasian Natural Resources Corp. P.L.C.                       40,028    144,223
    Euromoney Institutional Investor P.L.C.                       10,525    181,496
*   Evraz P.L.C.                                                  26,252     49,615
*   Exillon Energy P.L.C.                                          3,012     11,468
    Experian P.L.C.                                               51,677  1,052,072
    F&C Asset Management P.L.C.                                  103,600    168,520
    Fenner P.L.C.                                                 44,556    285,468
    Ferrexpo P.L.C.                                               39,241    113,948
    Fiberweb P.L.C.                                               12,095     19,720
    Fidessa Group P.L.C.                                           2,654     86,050
*   Findel P.L.C.                                                  9,252     37,759
    Firstgroup P.L.C.                                            266,267    492,428
    Fortune Oil P.L.C.                                           115,186     18,197
    Fresnillo P.L.C.                                               4,140     64,719
    Fuller Smith & Turner P.L.C.                                   1,188     17,266
    G4S P.L.C.                                                   249,405  1,047,576
    Galliford Try P.L.C.                                          18,127    333,716
*   Gem Diamonds, Ltd.                                            27,156     69,338
    Genus P.L.C.                                                  11,662    246,452
    GKN P.L.C.                                                   294,985  1,737,676
    GlaxoSmithKline P.L.C. Sponsored ADR                          24,225  1,274,962
    Glencore Xstrata P.L.C.                                      553,539  3,012,480
    Go-Ahead Group P.L.C.                                          6,307    170,011
    Grafton Group P.L.C.                                          32,541    309,075
    Greencore Group P.L.C.                                       118,608    341,975
    Greene King P.L.C.                                            51,917    687,007
    Greggs P.L.C.                                                 20,903    154,021
    Halfords Group P.L.C.                                         42,888    290,476
    Halma P.L.C.                                                  56,059    492,396
*   Hardy Oil & Gas P.L.C.                                        11,545     19,611
    Hargreaves Lansdown P.L.C.                                    12,626    240,529
    Hays P.L.C.                                                   99,275    198,142

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
UNITED KINGDOM -- (Continued)
    Headlam Group P.L.C.                                           8,095 $    51,452
    Helical Bar P.L.C.                                            26,244     126,266
    Henderson Group P.L.C.                                       203,613     698,901
*   Heritage Oil P.L.C.                                           20,575      61,146
    Hikma Pharmaceuticals P.L.C.                                  26,506     509,922
    Hill & Smith Holdings P.L.C.                                  16,930     130,439
    Hiscox, Ltd.                                                  81,017     860,101
    Hochschild Mining P.L.C.                                      26,850      71,200
    Hogg Robinson Group P.L.C.                                     5,845       7,149
    Home Retail Group P.L.C.                                     227,236     725,000
    Homeserve P.L.C.                                              43,862     164,801
    Howden Joinery Group P.L.C.                                   68,123     352,310
    HSBC Holdings P.L.C.                                         344,422   3,775,326
    HSBC Holdings P.L.C. Sponsored ADR                           225,098  12,389,394
    Hunting P.L.C.                                                30,090     429,888
    Huntsworth P.L.C.                                             53,480      56,098
    Hyder Consulting P.L.C.                                        2,420      21,137
    ICAP P.L.C.                                                  100,833     622,643
    IG Group Holdings P.L.C.                                      49,633     487,793
*   Imagination Technologies Group P.L.C.                         28,730     127,941
    IMI P.L.C.                                                    39,971     972,452
    Imperial Tobacco Group P.L.C.                                 45,625   1,703,361
    Inchcape P.L.C.                                              103,640   1,058,154
    Informa P.L.C.                                               130,798   1,171,744
    Inmarsat P.L.C.                                               70,060     808,614
*   Innovation Group P.L.C.                                      146,355      74,536
#   InterContinental Hotels Group P.L.C. ADR                      13,160     386,246
*   International Consolidated Airlines Group SA(B5282K0)         10,448      58,023
*   International Consolidated Airlines Group SA(B5M6XQ7)        239,765   1,334,447
*   International Ferro Metals, Ltd.                              99,556      14,070
    Interserve P.L.C.                                             36,274     357,535
    Intertek Group P.L.C.                                          6,743     359,734
    Invensys P.L.C.                                               50,344     403,991
    Investec P.L.C.                                              142,484     996,907
*   IP Group P.L.C.                                               44,726     105,431
    ITE Group P.L.C.                                              13,684      70,733
    ITV P.L.C.                                                   517,943   1,583,652
    J Sainsbury P.L.C.                                           170,874   1,080,868
    James Fisher & Sons P.L.C.                                     8,415     150,232
    Jardine Lloyd Thompson Group P.L.C.                           10,609     170,029
    JD Sports Fashion P.L.C.                                       4,648      84,692
    JD Wetherspoon P.L.C.                                         23,870     269,934
*   JKX Oil & Gas P.L.C.                                          20,803      24,841
    John Menzies P.L.C.                                           16,607     218,189
    John Wood Group P.L.C.                                        69,512     905,075
    Johnson Matthey P.L.C.                                        22,528   1,084,122
*   Johnston Press P.L.C.                                         11,897       2,581
    Jupiter Fund Management P.L.C.                                50,699     324,181
#   Kazakhmys P.L.C.                                              47,811     201,156
    Kcom Group P.L.C.                                             56,484      90,873
    Keller Group P.L.C.                                           16,079     270,830
    Kier Group P.L.C.                                              5,704     165,166

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
UNITED KINGDOM -- (Continued)
    Kingfisher P.L.C.                                              398,044 $2,407,944
*   Kofax P.L.C.                                                    12,460     75,769
    Ladbrokes P.L.C.                                               106,544    326,110
    Laird P.L.C.                                                    63,232    252,950
*   Lamprell P.L.C.                                                 37,039     97,385
    Lancashire Holdings, Ltd.                                       39,807    517,979
    Laura Ashley Holdings P.L.C.                                    51,893     21,996
    Lavendon Group P.L.C.                                           42,045    123,882
    Legal & General Group P.L.C.                                   989,741  3,430,251
*   Lloyds Banking Group P.L.C.                                  1,689,496  2,089,563
#*  Lloyds Banking Group P.L.C. ADR                                453,021  2,278,696
    London Stock Exchange Group P.L.C.                              31,289    822,399
*   Lonmin P.L.C.                                                  114,680    592,341
    Lookers P.L.C.                                                  41,204     85,796
    Low & Bonar P.L.C.                                              44,867     55,381
    Man Group P.L.C.                                               458,309    652,275
    Management Consulting Group P.L.C.                              25,041      9,834
    Marks & Spencer Group P.L.C.                                   181,594  1,464,402
    Marshalls P.L.C.                                                34,860     97,319
    Marston's P.L.C.                                               150,656    366,826
    McBride P.L.C.                                                  42,318     74,293
    Mears Group P.L.C.                                              16,241    111,469
    Mecom Group P.L.C.                                               5,459      5,867
    Meggitt P.L.C.                                                 156,461  1,436,339
    Melrose Industries P.L.C.                                      282,952  1,450,610
    Michael Page International P.L.C.                               20,330    157,805
    Micro Focus International P.L.C.                                 4,641     60,823
    Millennium & Copthorne Hotels P.L.C.                            40,602    371,107
*   Mitchells & Butlers P.L.C.                                      47,161    302,949
    Mitie Group P.L.C.                                              74,055    373,264
    Mondi P.L.C.                                                    82,612  1,475,115
    Moneysupermarket.com Group P.L.C.                               76,979    189,049
    Morgan Advanced Materials P.L.C.                                65,486    319,447
    Morgan Sindall Group P.L.C.                                      8,523    108,657
*   Mothercare P.L.C.                                               19,114    117,133
    N Brown Group P.L.C.                                            29,289    246,132
    National Express Group P.L.C.                                  108,992    456,216
    National Grid P.L.C.                                             3,445     43,292
    National Grid P.L.C. Sponsored ADR                              17,429  1,096,807
    New World Resources P.L.C. Class A                               5,481      7,874
    Next P.L.C.                                                     12,985  1,133,940
    Northgate P.L.C.                                                22,554    163,591
    Novae Group P.L.C.                                              10,009     89,015
*   Ocado Group P.L.C.                                              25,424    176,949
    Old Mutual P.L.C.                                              633,171  2,063,528
    Oxford Instruments P.L.C.                                        5,840    121,784
    Pace P.L.C.                                                     58,128    283,873
    PayPoint P.L.C.                                                  4,568     76,208
    Pearson P.L.C.                                                   3,121     65,276
    Pearson P.L.C. Sponsored ADR                                    66,750  1,401,750
    Pendragon P.L.C.                                               223,487    136,170
    Pennon Group P.L.C.                                             58,721    641,224

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
UNITED KINGDOM -- (Continued)
    Persimmon P.L.C.                                              70,131 $ 1,419,885
*   Petra Diamonds, Ltd.                                          60,663     108,355
    Petrofac, Ltd.                                                12,353     289,721
    Petropavlovsk P.L.C.                                          39,537      50,738
    Phoenix Group Holdings                                        12,461     155,391
    Phoenix IT Group, Ltd.                                         2,221       5,214
    Photo-Me International P.L.C.                                 39,461      84,148
    Premier Farnell P.L.C.                                        42,543     153,728
*   Premier Foods P.L.C.                                          59,125     142,804
    Premier Oil P.L.C.                                           116,002     645,465
    Provident Financial P.L.C.                                     8,011     202,629
    Prudential P.L.C.                                            133,912   2,738,601
    Prudential P.L.C. ADR                                         39,541   1,619,599
*   Punch Taverns P.L.C.                                         158,338      34,410
*   PV Crystalox Solar P.L.C.                                     38,917       7,956
    PZ Cussons P.L.C.                                             33,649     212,340
    QinetiQ Group P.L.C.                                         141,445     448,915
*   Quintain Estates & Development P.L.C.                         75,087     116,904
    Randgold Resources, Ltd.                                       1,838     136,309
    Raven Russia Ltd                                              23,171      29,122
    Reckitt Benckiser Group P.L.C.                                10,751     835,988
    Redrow P.L.C.                                                 69,547     295,372
    Reed Elsevier P.L.C. Sponsored ADR                             6,110     343,260
    Regus PLC                                                    126,840     416,230
    Renishaw P.L.C.                                                5,925     154,019
    Rentokil Initial P.L.C.                                      241,412     403,879
    Resolution, Ltd.                                             351,443   2,012,279
    Restaurant Group P.L.C. (The)                                 26,063     240,518
    Rexam P.L.C.                                                 164,026   1,365,859
    Ricardo P.L.C.                                                11,315     110,619
    Rightmove P.L.C.                                              10,807     459,235
    Rio Tinto P.L.C.                                              18,769     949,714
    Rio Tinto P.L.C. Sponsored ADR                                53,704   2,722,793
    RM P.L.C.                                                     12,287      22,530
    Robert Walters P.L.C.                                         18,804      97,738
    Rolls-Royce Holdings P.L.C.                                  111,335   2,051,124
    Rotork P.L.C.                                                  6,805     311,780
*   Royal Bank of Scotland Group P.L.C.                          102,482     603,570
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR             19,222     226,435
    Royal Dutch Shell P.L.C. ADR(780259107)                      185,909  12,924,394
    Royal Dutch Shell P.L.C. ADR(780259206)                       27,864   1,857,414
    Royal Dutch Shell P.L.C. Class A                               4,589     152,836
    Royal Dutch Shell P.L.C. Class B                              59,695   2,066,641
    RPC Group P.L.C.                                              36,380     297,614
    RPS Group P.L.C.                                              55,957     260,818
    RSA Insurance Group P.L.C.                                   925,015   1,905,094
    SABMiller P.L.C.                                              28,245   1,472,715
    Sage Group P.L.C. (The)                                      217,428   1,172,961
*   Salamander Energy P.L.C.                                      51,404      88,529
    Savills P.L.C.                                                30,035     312,875
    Schroders P.L.C.(0239581)                                      9,829     335,340
    Schroders P.L.C.(0240549)                                     20,241     835,394

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
UNITED KINGDOM -- (Continued)
    SDL P.L.C.                                                    19,688 $   79,600
    Senior P.L.C.                                                102,206    487,753
    Sepura P.L.C.                                                  3,814      8,923
    Serco Group P.L.C.                                            42,024    375,521
    Severfield-Rowen P.L.C.                                       55,690     56,881
    Severn Trent P.L.C.                                           22,878    682,902
    Shanks Group P.L.C.                                          126,383    213,970
    Shire P.L.C.                                                   1,862     82,562
    Shire P.L.C. ADR                                               3,900    519,090
    SIG P.L.C.                                                   136,295    449,731
    Smith & Nephew P.L.C.                                         15,855    202,780
#   Smith & Nephew P.L.C. Sponsored ADR                            6,600    423,786
    Smiths Group P.L.C.                                           26,800    616,812
    Smiths News P.L.C.                                            38,588    130,106
    Soco International P.L.C.                                     48,134    307,105
    Spectris P.L.C.                                               20,943    775,472
    Speedy Hire P.L.C.                                            99,234    103,564
    Spirax-Sarco Engineering P.L.C.                                9,039    422,710
    Spirent Communications P.L.C.                                 84,310    149,397
    Spirit Pub Co. P.L.C.                                        168,134    197,413
*   Sports Direct International P.L.C.                            38,350    430,980
    SSE P.L.C.                                                    57,622  1,307,164
    St Ives P.L.C.                                                10,444     30,209
    St James's Place P.L.C.                                       31,254    338,309
    ST Modwen Properties P.L.C.                                   38,644    218,251
    Stagecoach Group P.L.C.                                       69,754    393,573
    Standard Chartered P.L.C.                                    170,094  4,083,954
    Standard Life P.L.C.                                         380,824  2,148,493
    Sthree P.L.C.                                                 10,289     59,151
*   SuperGroup P.L.C.                                              5,121     96,254
    Synergy Health P.L.C.                                         14,056    233,356
    Synthomer P.L.C.                                              33,145    129,235
    TalkTalk Telecom Group P.L.C.                                 79,276    339,359
    Tate & Lyle P.L.C.                                            66,559    844,696
    Taylor Wimpey P.L.C.                                         741,551  1,308,367
    Telecity Group P.L.C.                                         21,324    260,695
    Telecom Plus P.L.C.                                            5,150    127,259
    Tesco P.L.C.                                                 713,147  4,159,884
*   Thomas Cook Group P.L.C.                                     262,169    603,401
    Topps Tiles P.L.C.                                            17,420     24,681
    Travis Perkins P.L.C.                                         54,536  1,621,766
*   Trinity Mirror P.L.C.                                         79,975    170,721
    TT electronics P.L.C.                                         33,119    105,711
    TUI Travel P.L.C.                                            105,022    647,455
    Tullett Prebon P.L.C.                                         58,399    297,474
    Tullow Oil P.L.C.                                             28,875    436,452
    UBM P.L.C.                                                    37,493    410,419
    UDG Healthcare P.L.C.                                         68,807    343,518
    Ultra Electronics Holdings P.L.C.                              7,300    226,371
    Unilever P.L.C.                                                  294     11,922
    Unilever P.L.C. Sponsored ADR                                 10,600    430,254
    Unite Group P.L.C.                                            37,795    240,246

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES     VALUE++
                                                                 ------- --------------
UNITED KINGDOM -- (Continued)
    United Utilities Group P.L.C.                                 63,004 $      712,569
    United Utilities Group P.L.C. ADR                                154          3,503
*   Vectura Group P.L.C.                                          57,716        102,082
    Vedanta Resources P.L.C.                                      28,255        481,407
    Vesuvius P.L.C.                                               67,651        525,933
    Victrex P.L.C.                                                 5,665        149,713
    Vitec Group P.L.C. (The)                                       9,130        102,635
    Vodafone Group P.L.C.                                         13,189         48,308
    Vodafone Group P.L.C. Sponsored ADR                          343,133     12,634,157
    Volex P.L.C.                                                   1,054          2,100
    Weir Group P.L.C. (The)                                       28,894      1,043,600
    WH Smith P.L.C.                                               15,166        218,869
    Whitbread P.L.C.                                              31,334      1,723,090
    William Hill P.L.C.                                          173,966      1,116,942
*   Wincanton P.L.C.                                              14,780         30,112
    WM Morrison Supermarkets P.L.C.                              340,439      1,536,069
*   Wolfson Microelectronics P.L.C.                               35,460         79,683
    Wolseley P.L.C.                                               48,601      2,616,231
    Wolseley P.L.C. ADR                                              956          5,172
    WPP P.L.C.                                                    34,286        728,266
    WPP P.L.C. Sponsored ADR                                      20,117      2,143,265
    WS Atkins P.L.C.                                              10,816        213,965
    Xchanging P.L.C.                                              53,555        108,726
                                                                         --------------
TOTAL UNITED KINGDOM                                                        257,818,024
                                                                         --------------
UNITED STATES -- (0.0%)
*   McEwen Mining--Minera Andes Andes Acquisition Corp.           19,800         41,398
                                                                         --------------
TOTAL COMMON STOCKS                                                       1,710,324,305
                                                                         --------------
PREFERRED STOCKS -- (0.4%)

BRAZIL -- (0.3%)
    AES Tiete SA                                                  12,900        126,430
    Alpargatas SA                                                 13,552         93,393
    Banco ABC Brasil SA                                           18,473        113,675
    Banco Bradesco SA                                             24,040        346,343
    Banco Daycoval SA                                             11,200         44,560
    Banco do Estado do Rio Grande do Sul SA Class B               36,850        265,450
    Banco Industrial e Comercial SA                               13,600         45,531
*   Banco Panamericano SA                                         32,000         75,576
    Banco Pine SA                                                  4,356         20,450
*   Braskem SA Class A                                            14,800        130,761
    Centrais Eletricas Brasileiras SA Class B                     28,900        149,884
*   Centrais Eletricas de Santa Catarina SA                        2,600         20,707
    Cia Brasileira de Distribuicao Grupo Pao de Acucar             2,800        139,104
    Cia de Gas de Sao Paulo Class A                                2,800         74,158
    Cia de Saneamento do Parana                                      200            616
*   Cia de Transmissao de Energia Eletrica Paulista                3,700         52,780
    Cia Energetica de Minas Gerais                                 6,012         53,481
    Cia Energetica de Sao Paulo Class B                           12,900        134,669
    Cia Energetica do Ceara Class A                                5,000         88,050
    Cia Ferro Ligas da Bahia--Ferbasa                             11,500         70,287

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  SHARES    VALUE++
                                                                 --------- ----------
BRAZIL -- (Continued)
    Cia Paranaense de Energia                                        2,305 $   32,224
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA          14,146     62,934
    Eucatex SA Industria e Comercio                                  4,600     13,793
    Gerdau SA                                                        8,687     68,550
*   Gol Linhas Aereas Inteligentes SA                                9,600     48,389
*   Inepar SA Industria e Construcoes                               14,900      7,433
    Itau Unibanco Holding SA                                        70,550  1,091,609
    Klabin SA                                                      103,100    548,255
    Lojas Americanas SA                                             25,928    192,724
    Marcopolo SA                                                    90,600    233,567
    Oi SA                                                            4,430      7,407
    Parana Banco SA                                                 12,000     76,404
    Petroleo Brasileiro SA                                          81,035    734,754
    Randon Participacoes SA                                         26,400    149,723
    Saraiva SA Livreiros Editores                                    5,100     64,742
    Suzano Papel e Celulose SA Class A                              72,725    293,730
    Unipar Participacoes SA Class B                                143,600     30,659
*   Usinas Siderurgicas de Minas Gerais SA Class A                 108,705    574,536
                                                                           ----------
TOTAL BRAZIL                                                                6,277,338
                                                                           ----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                 17,884    100,652
                                                                           ----------
COLOMBIA -- (0.0%)
    Banco Davivienda SA                                              6,782     88,953
                                                                           ----------
GERMANY -- (0.1%)
    Porsche Automobil Holding SE                                    12,175  1,136,859
                                                                           ----------
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                               1,396,494      2,239
*   Rolls-Royce Holdings P.L.C.                                  9,574,810     15,352
                                                                           ----------
TOTAL UNITED KINGDOM                                                           17,591
                                                                           ----------
TOTAL PREFERRED STOCKS                                                      7,621,393
                                                                           ----------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13                                     4,255         --
                                                                           ----------
BRAZIL -- (0.0%)
*   Cia de Saneamento do Parana Rights 11/19/13                         30         --
                                                                           ----------
CHILE -- (0.0%)
*   Salfacorp SA Rights 11/08/13                                     1,941          1
                                                                           ----------
FRANCE -- (0.0%)
*   Groupe Fnac Rights 05/16/15                                          4         13
                                                                           ----------
HONG KONG -- (0.0%)
*   Emperor Capital Group, Ltd. Rights 11/22/13                         21         --
*   New Hotel Rights 12/31/13                                        6,867         --
                                                                           ----------
TOTAL HONG KONG                                                                    --
                                                                           ----------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    SHARES       VALUE++
                                                                   ---------- --------------
ITALY -- (0.0%)
#*    Hera SpA Rights 11/19/13                                         86,623 $        1,564
                                                                              --------------
MALAYSIA -- (0.0%)
*     Malaysian Resources Corp. Bhd Warrants 09/16/18                 116,450          9,410
                                                                              --------------
POLAND -- (0.0%)
*     Polimex-Mostostal SA Rights                                     147,517             --
                                                                              --------------
SOUTH KOREA -- (0.0%)
*     Hanwha General Insurance Co., Ltd. Rights 11/08/13                3,075            870
*     Hyundai Merchant Marine Co., Ltd. Rights 11/05/13                   425             --
                                                                              --------------
TOTAL SOUTH KOREA                                                                        870
                                                                              --------------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 10/30/13                              721,555        155,771
                                                                              --------------
TOTAL RIGHTS/WARRANTS                                                                167,629
                                                                              --------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)       VALUE+
                                                                   ---------- --------------
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@  DFA Short Term Investment Fund                                4,062,230     47,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $216,509 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $195,793) to be repurchased at
        $191,955                                                   $      192        191,954
                                                                              --------------
TOTAL SECURITIES LENDING COLLATERAL                                               47,191,954
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,387,803,928)                           $1,765,305,281
                                                                              ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               October 31, 2013

                                                    Shares      Value+
                                                   --------- ------------
COMMON STOCKS -- (95.6%)

Consumer Discretionary -- (18.1%)
*   1-800-Flowers.com, Inc. Class A                   44,330 $    240,712
#   AH Belo Corp. Class A                             14,556      117,030
*   ALCO Stores, Inc.                                    700        7,714
    Arctic Cat, Inc.                                   3,436      180,046
#*  Ascent Capital Group, Inc. Class A                 8,564      722,973
#   Autoliv, Inc.                                      9,404      839,119
*   Ballantyne Strong, Inc.                            9,030       45,060
#*  Barnes & Noble, Inc.                              12,200      172,386
    Bassett Furniture Industries, Inc.                 2,900       40,600
#   Beasley Broadcasting Group, Inc. Class A           9,471       82,114
#*  Beazer Homes USA, Inc.                            12,516      227,416
#   bebe stores, Inc.                                 19,551      117,893
    Belo Corp. Class A                                62,627      859,869
    Best Buy Co., Inc.                               197,800    8,465,840
    Big 5 Sporting Goods Corp.                         8,501      160,754
*   Biglari Holdings, Inc.                             1,953      851,547
#   Bob Evans Farms, Inc.                             52,387    2,990,774
#   Bon-Ton Stores, Inc. (The)                         2,986       34,190
#*  Books-A-Million, Inc.                             14,887       37,366
    Brown Shoe Co., Inc.                              74,697    1,676,201
*   Build-A-Bear Workshop, Inc.                       25,874      203,370
#*  Cabela's, Inc.                                    53,051    3,146,985
*   Cache, Inc.                                       26,610      160,458
    Callaway Golf Co.                                122,359    1,031,486
*   Cambium Learning Group, Inc.                      37,733       55,090
    Canterbury Park Holding Corp.                      2,755       31,159
    Carnival Corp.                                   489,649   16,966,338
    Carriage Services, Inc.                           20,916      420,202
#*  Cavco Industries, Inc.                             7,600      445,132
    CBS Corp. Class A                                 28,263    1,670,626
    CBS Corp. Class B                                201,625   11,924,102
*   Christopher & Banks Corp.                         56,231      324,453
    Churchill Downs, Inc.                              7,682      659,961
*   Citi Trends, Inc.                                  3,415       50,132
*   Coast Distribution System (The)                      547        1,884
    Columbia Sportswear Co.                            4,317      288,678
    Comcast Corp. Class A                          3,446,875  164,002,312
    Comcast Corp. Special Class A                  1,088,341   50,390,188
#*  Conn's, Inc.                                      25,450    1,538,198
    Core-Mark Holding Co., Inc.                       24,059    1,701,693
*   Corinthian Colleges, Inc.                         36,345       77,778
    CSS Industries, Inc.                              13,050      337,865
#   CST Brands, Inc.                                  54,449    1,755,436
    Culp, Inc.                                        10,036      194,197
#*  dELiA*s, Inc.                                     22,143       30,557
#*  Delta Apparel, Inc.                                7,532      142,355
    Destination Maternity Corp.                          200        6,248
*   Destination XL Group, Inc.                        15,601      108,427
#   DeVry, Inc.                                        6,079      218,236
*   Digital Generation, Inc.                           8,748      110,662
    Dillard's, Inc. Class A                          120,300    9,862,194

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Consumer Discretionary -- (Continued)
*   Discovery Communications, Inc. Class B           3,762 $   332,373
*   Dixie Group, Inc. (The)                         11,800     148,680
#   Dorman Products, Inc.                           20,712   1,006,810
    Dover Downs Gaming & Entertainment, Inc.         5,935       8,962
    Dover Motorsports, Inc.                         15,098      35,631
#   DR Horton, Inc.                                208,125   3,943,969
#*  DreamWorks Animation SKG, Inc. Class A          46,429   1,589,729
#*  Education Management Corp.                      13,202     201,991
    Educational Development Corp.                    1,679       4,802
    Escalade, Inc.                                     277       2,443
#*  EW Scripps Co. Class A                          41,061     813,829
#*  Federal-Mogul Corp.                             38,585     790,607
#*  Flanigan's Enterprises, Inc.                       865       9,584
#   Flexsteel Industries, Inc.                       2,068      56,787
    Foot Locker, Inc.                               15,700     544,790
    Fred's, Inc. Class A                            47,275     765,855
    Frisch's Restaurants, Inc.                         600      14,442
*   Fuel Systems Solutions, Inc.                     3,398      61,028
#*  Full House Resorts, Inc.                         2,574       7,079
*   G-III Apparel Group, Ltd.                       11,394     646,268
*   Gaiam, Inc. Class A                              5,988      37,545
#   GameStop Corp. Class A                         104,752   5,742,505
    Gaming Partners International Corp.                500       4,150
    Gannett Co., Inc.                              119,639   3,310,411
*   General Motors Co.                             674,707  24,930,424
#*  Genesco, Inc.                                    6,456     439,718
#*  Gray Television, Inc.                           46,874     396,085
#   Group 1 Automotive, Inc.                        57,936   3,707,904
*   Hallwood Group, Inc. (The)                         296       2,828
    Harte-Hanks, Inc.                               12,432      99,083
#   Hastings Entertainment, Inc.                       300         618
#   Haverty Furniture Cos., Inc.                    33,479     931,051
*   Helen of Troy, Ltd.                             64,389   3,008,254
#*  hhgregg, Inc.                                   36,388     564,378
*   Hollywood Media Corp.                           19,037      35,599
#   Hooker Furniture Corp.                          14,814     234,061
*   Hyatt Hotels Corp. Class A                      12,101     576,008
#*  Iconix Brand Group, Inc.                        95,618   3,450,854
    International Speedway Corp. Class A            24,844     812,647
*   Isle of Capri Casinos, Inc.                     15,434     125,170
#   JAKKS Pacific, Inc.                             13,103      84,383
*   Jarden Corp.                                   162,075   8,972,472
#*  JC Penney Co., Inc.                             85,215     639,113
    Johnson Outdoors, Inc. Class A                  15,588     427,579
    Jones Group, Inc. (The)                        103,143   1,602,842
*   Journal Communications, Inc. Class A            77,674     648,578
#   KB Home                                         30,800     522,676
*   Kid Brands, Inc.                                 9,776      13,638
    Kohl's Corp.                                    14,353     815,250
    La-Z-Boy, Inc.                                  56,332   1,300,143
*   Lakeland Industries, Inc.                       11,757      63,841
#*  Lee Enterprises, Inc.                           38,128     104,852

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Consumer Discretionary -- (Continued)
#   Lennar Corp. Class A                           224,100 $ 7,966,755
    Lennar Corp. Class B                             7,868     231,870
*   Liberty Interactive Corp. Class A              882,463  23,791,202
#*  Liberty Interactive Corp. Class B               35,706     963,348
*   Liberty Media Corp. Class A                     96,383  14,737,925
*   Liberty Media Corp. Class B                      7,622   1,149,169
*   Liberty Ventures Series A                       38,401   4,123,115
*   Liberty Ventures Series B                        1,785     192,584
#*  Life Time Fitness, Inc.                         13,317     604,858
    Lifetime Brands, Inc.                           16,431     257,309
    Lithia Motors, Inc. Class A                     34,933   2,195,539
*   Live Nation Entertainment, Inc.                145,347   2,825,546
    Loral Space & Communications, Inc.              26,050   1,859,188
    Lowe's Cos., Inc.                              139,546   6,946,600
*   Luby's, Inc.                                    44,415     340,219
#*  M/I Homes, Inc.                                 37,930     776,427
    Mac-Gray Corp.                                  13,104     276,232
*   Madison Square Garden Co. (The) Class A         29,558   1,788,850
    Marcus Corp.                                    18,899     271,390
*   MarineMax, Inc.                                 29,164     429,586
*   Marriott Vacations Worldwide Corp.                 662      33,153
*   Martha Stewart Living Omnimedia Class A            980       2,509
    Matthews International Corp. Class A             3,202     130,001
#*  McClatchy Co. (The) Class A                     60,603     170,900
    MDC Holdings, Inc.                              18,400     537,096
#*  Media General, Inc. Class A                     25,196     367,358
    Men's Wearhouse, Inc. (The)                     52,860   2,235,978
#   Meredith Corp.                                  32,676   1,676,279
*   Meritage Homes Corp.                            28,156   1,278,001
#*  MGM Resorts International                      251,100   4,780,944
*   Modine Manufacturing Co.                        14,650     195,138
*   Mohawk Industries, Inc.                         98,740  13,075,151
*   Monarch Casino & Resort, Inc.                    1,103      18,652
*   Motorcar Parts of America, Inc.                 13,074     178,852
    Movado Group, Inc.                              36,900   1,720,647
*   MTR Gaming Group, Inc.                          24,536     127,587
*   Multimedia Games Holding Co., Inc.              23,224     755,012
*   Murphy USA, Inc.                                47,356   1,921,706
    NACCO Industries, Inc. Class A                   6,832     389,219
*   New York & Co., Inc.                             6,926      35,461
*   News Corp. Class A                             402,247   7,079,547
*   News Corp. Class B                              99,903   1,791,261
*   Office Depot, Inc.                              94,997     531,033
    OfficeMax, Inc.                                 32,198     482,326
*   Orient-Express Hotels, Ltd. Class A             75,198   1,000,885
#*  Pacific Sunwear of California, Inc.             43,900     118,091
*   Penn National Gaming, Inc.                      63,446   3,712,225
    Penske Automotive Group, Inc.                   43,845   1,737,139
*   Pep Boys-Manny Moe & Jack (The)                 75,098     971,768
*   Perfumania Holdings, Inc.                          537       2,497
    Perry Ellis International, Inc.                 21,492     408,563
#*  Pinnacle Entertainment, Inc.                    71,930   1,683,162

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Consumer Discretionary -- (Continued)
    PulteGroup, Inc.                                 143,221 $  2,527,851
    PVH Corp.                                         31,964    3,981,755
#*  Quiksilver, Inc.                                  74,010      615,763
#*  Radio One, Inc. Class D                           13,955       41,865
#*  RadioShack Corp.                                  46,847      131,640
*   Red Lion Hotels Corp.                              8,907       53,620
*   Red Robin Gourmet Burgers, Inc.                   31,175    2,374,911
#   Regis Corp.                                       54,292      787,234
#   Rent-A-Center, Inc.                               76,435    2,617,134
#*  Rick's Cabaret International, Inc.                12,026      135,774
    Rocky Brands, Inc.                                 8,729      132,332
    Royal Caribbean Cruises, Ltd.                    322,500   13,557,900
*   Ruby Tuesday, Inc.                                70,361      417,241
    Saga Communications, Inc. Class A                  8,693      413,874
#*  Saks, Inc.                                        95,502    1,527,077
    Salem Communications Corp. Class A                10,922       90,216
#   Scholastic Corp.                                  30,900      886,521
*   Scientific Games Corp. Class A                    41,635      761,088
#*  Sears Holdings Corp.                              70,001    4,065,658
    Service Corp. International/US                   274,069    4,935,983
    Shiloh Industries, Inc.                           24,793      407,101
#   Shoe Carnival, Inc.                               33,450      869,365
*   Skechers U.S.A., Inc. Class A                     49,610    1,445,635
    Spartan Motors, Inc.                              16,820      114,208
    Speedway Motorsports, Inc.                        52,187      952,935
*   Sport Chalet, Inc. Class A                           875        1,006
*   Sport Chalet, Inc. Class B                           299          387
#   Stage Stores, Inc.                                53,575    1,106,324
#   Standard Motor Products, Inc.                     37,342    1,350,287
*   Stanley Furniture Co., Inc.                       15,798       61,454
#   Staples, Inc.                                    497,525    8,020,103
*   Starz Class A                                     96,383    2,905,947
*   Starz Class B                                      7,622      230,337
#   Stein Mart, Inc.                                  22,915      338,455
*   Steiner Leisure, Ltd.                              2,225      124,645
#   Stewart Enterprises, Inc. Class A                 85,569    1,130,366
*   Stoneridge, Inc.                                  19,361      247,046
#   Strattec Security Corp.                            5,224      211,676
    Superior Industries International, Inc.           37,089      695,419
    Superior Uniform Group, Inc.                       8,978      135,568
    Systemax, Inc.                                    11,750      111,625
#*  Tandy Leather Factory, Inc.                          500        4,150
    Time Warner Cable, Inc.                          693,942   83,377,131
    Time Warner, Inc.                              1,534,860  105,506,276
#*  Toll Brothers, Inc.                              203,299    6,684,471
    Trans World Entertainment Corp.                    5,781       25,032
#*  Tuesday Morning Corp.                             60,500      856,075
    Twenty-First Century Fox, Inc. Class A         1,287,383   43,874,013
    Twenty-First Century Fox, Inc. Class B           550,972   18,733,048
*   Unifi, Inc.                                       43,422    1,059,063
*   Universal Electronics, Inc.                        3,206      124,745
    Vail Resorts, Inc.                                11,600      817,220

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Consumer Discretionary -- (Continued)
*   Valuevision Media, Inc. Class A                    3,998 $     21,349
#*  VOXX International Corp.                          24,496      379,933
    Walt Disney Co. (The)                             26,220    1,798,430
#   Washington Post Co. (The) Class B                  5,780    3,718,390
#   Wendy's Co. (The)                                242,704    2,109,098
*   West Marine, Inc.                                 26,468      323,174
#*  Wet Seal, Inc. (The) Class A                      13,619       45,079
    Whirlpool Corp.                                   30,049    4,387,454
    Wyndham Worldwide Corp.                          144,114    9,569,170
*   Zale Corp.                                        23,799      371,978
                                                             ------------
Total Consumer Discretionary                                  825,492,783
                                                             ------------
Consumer Staples -- (7.0%)
    Alico, Inc.                                          960       38,362
*   Alliance One International, Inc.                  35,084      104,199
    Andersons, Inc. (The)                             15,774    1,170,115
    Archer-Daniels-Midland Co.                       813,476   33,271,168
    Beam, Inc.                                       131,553    8,853,517
*   Boulder Brands, Inc.                              76,099    1,247,263
    Bunge, Ltd.                                      121,368    9,967,954
#   CCA Industries, Inc.                               8,323       25,718
#*  Central Garden and Pet Co.                        25,184      191,147
*   Central Garden and Pet Co. Class A                54,453      400,774
#*  Chiquita Brands International, Inc.               69,284      717,089
*   Constellation Brands, Inc. Class A               249,042   16,262,443
*   Constellation Brands, Inc. Class B                12,715      815,095
*   Craft Brew Alliance, Inc.                          9,754      158,210
    CVS Caremark Corp.                             1,510,745   94,058,984
*   Dole Food Co., Inc.                               19,567      265,133
*   Farmer Bros Co.                                    6,695      120,912
    Fresh Del Monte Produce, Inc.                     39,437    1,048,630
#   Griffin Land & Nurseries, Inc.                     1,500       49,500
#*  Hain Celestial Group, Inc. (The)                  43,646    3,632,657
    Ingles Markets, Inc. Class A                      11,437      295,189
    Ingredion, Inc.                                   62,117    4,084,814
    JM Smucker Co. (The)                             108,204   12,033,367
    John B Sanfilippo & Son, Inc.                     10,428      256,320
    Kraft Foods Group, Inc.                          214,436   11,661,030
*   Mannatech, Inc.                                      717       16,914
    MGP Ingredients, Inc.                              4,788       25,328
    Molson Coors Brewing Co. Class A                   1,908      105,121
    Molson Coors Brewing Co. Class B                 186,550   10,073,700
    Mondelez International, Inc. Class A           2,081,099   70,008,170
    Nash Finch Co.                                     1,082       30,361
    Nutraceutical International Corp.                 14,615      351,491
#   Oil-Dri Corp. of America                           5,047      179,118
*   Omega Protein Corp.                               25,852      241,975
*   Pantry, Inc. (The)                                22,475      300,940
*   Post Holdings, Inc.                               50,201    2,156,133
*   Prestige Brands Holdings, Inc.                   111,489    3,481,801
    Safeway, Inc.                                    157,807    5,507,464
    Sanderson Farms, Inc.                             16,100    1,017,681

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Consumer Staples -- (Continued)
    Seaboard Corp.                                     1,812 $  4,946,760
*   Seneca Foods Corp. Class A                         6,301      184,745
*   Seneca Foods Corp. Class B                           300        8,850
    Snyders-Lance, Inc.                               28,337      849,827
#   Spartan Stores, Inc.                              32,983      776,090
    Spectrum Brands Holdings, Inc.                    46,130    3,040,890
#*  Susser Holdings Corp.                             12,360      677,822
*   TreeHouse Foods, Inc.                             22,732    1,665,346
    Tyson Foods, Inc. Class A                        405,030   11,207,180
#   Universal Corp.                                   22,290    1,182,039
    Weis Markets, Inc.                                11,602      593,674
                                                             ------------
Total Consumer Staples                                        319,359,010
                                                             ------------
Energy -- (15.2%)
    Adams Resources & Energy, Inc.                     6,004      310,827
#   Alon USA Energy, Inc.                             33,484      404,487
#*  Alpha Natural Resources, Inc.                    170,794    1,195,558
    Anadarko Petroleum Corp.                         845,068   80,526,530
    Apache Corp.                                     289,715   25,726,692
#*  Approach Resources, Inc.                           6,883      193,756
#   Arch Coal, Inc.                                   60,743      257,550
#*  Atwood Oceanics, Inc.                              4,600      244,398
    Baker Hughes, Inc.                                84,672    4,918,596
*   Barnwell Industries, Inc.                          8,038       28,535
#*  Bill Barrett Corp.                                51,500    1,425,005
    Bolt Technology Corp.                              9,574      171,279
    Bristow Group, Inc.                               43,589    3,507,607
#*  C&J Energy Services, Inc.                         37,416      862,065
    Cabot Oil & Gas Corp.                                568       20,062
*   Callon Petroleum Co.                               5,219       35,646
#   Chesapeake Energy Corp.                          624,655   17,465,354
    Chevron Corp.                                    668,412   80,182,703
*   Cloud Peak Energy, Inc.                           33,115      516,925
#   Comstock Resources, Inc.                          32,421      554,723
    ConocoPhillips                                 1,766,829  129,508,566
    Contango Oil & Gas Co.                             1,064       45,604
*   Dawson Geophysical Co.                            17,055      498,688
    Delek US Holdings, Inc.                           52,256    1,335,141
*   Denbury Resources, Inc.                          289,460    5,496,845
    Devon Energy Corp.                                42,463    2,684,511
*   Double Eagle Petroleum Co.                         7,844       21,806
*   Emerald Oil, Inc.                                 32,065      278,965
#*  Endeavour International Corp.                      4,300       25,542
    EOG Resources, Inc.                                6,045    1,078,428
*   EPL Oil & Gas, Inc.                               27,489      876,349
*   Era Group, Inc.                                   36,653    1,158,235
#*  Exterran Holdings, Inc.                           69,200    1,975,660
#   Green Plains Renewable Energy, Inc.               26,534      427,993
    Gulf Island Fabrication, Inc.                     15,018      378,754
    Gulfmark Offshore, Inc. Class A                   35,505    1,767,439
#*  Harvest Natural Resources, Inc.                   48,645      243,225
*   Helix Energy Solutions Group, Inc.               103,010    2,437,217

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Energy -- (Continued)
#   Helmerich & Payne, Inc.                        108,670 $ 8,427,358
*   Hercules Offshore, Inc.                        107,413     730,408
    Hess Corp.                                     378,130  30,704,156
*   HKN, Inc.                                          564      42,018
    HollyFrontier Corp.                              7,105     327,256
*   Hornbeck Offshore Services, Inc.                29,719   1,642,569
#*  James River Coal Co.                            10,139      19,467
#*  Key Energy Services, Inc.                       49,745     389,006
    Knightsbridge Tankers, Ltd.                     14,861     122,455
#*  Magnum Hunter Resources Corp.                   82,198     586,072
    Marathon Oil Corp.                             903,937  31,872,819
    Marathon Petroleum Corp.                       451,968  32,388,027
*   Matador Resources Co.                            6,400     117,824
*   Matrix Service Co.                              15,423     320,644
*   McDermott International, Inc.                   63,698     450,345
    Murphy Oil Corp.                               189,426  11,426,176
    Nabors Industries, Ltd.                        272,782   4,768,229
    National Oilwell Varco, Inc.                   250,948  20,371,959
*   Natural Gas Services Group, Inc.                15,026     420,578
*   Newfield Exploration Co.                        40,262   1,225,978
#*  Newpark Resources, Inc.                         97,395   1,241,786
    Noble Corp.                                     74,243   2,798,961
    Noble Energy, Inc.                             133,794  10,025,184
#*  Northern Oil and Gas, Inc.                      16,372     268,992
    Occidental Petroleum Corp.                      32,222   3,095,890
#*  Overseas Shipholding Group, Inc.                 2,355       8,125
*   Parker Drilling Co.                            142,573   1,026,526
#   Patterson-UTI Energy, Inc.                     152,325   3,695,404
*   PDC Energy, Inc.                                24,103   1,634,424
*   Penn Virginia Corp.                             35,279     300,224
*   PHI, Inc.(69336T106)                             1,099      41,344
*   PHI, Inc.(69336T205)                            21,843     869,788
    Phillips 66                                    883,414  56,918,364
*   Pioneer Energy Services Corp.                   98,221     825,056
    Pioneer Natural Resources Co.                   88,400  18,102,552
    QEP Resources, Inc.                             33,043   1,092,402
*   Renewable Energy Group, Inc.                     2,882      31,443
*   REX American Resources Corp.                     4,050     116,802
#*  Rex Energy Corp.                                35,100     754,650
*   Rowan Cos. P.L.C. Class A                      121,858   4,396,637
#   SEACOR Holdings, Inc.                           36,653   3,584,663
    SemGroup Corp. Class A                           4,727     285,464
#   Ship Finance International, Ltd.                40,467     669,729
*   Stone Energy Corp.                               1,115      38,869
*   Superior Energy Services, Inc.                  72,294   1,939,648
#*  Swift Energy Co.                                34,900     478,828
#   Teekay Corp.                                    37,720   1,638,180
*   Tesco Corp.                                      3,745      64,339
    Tesoro Corp.                                   168,807   8,252,974
*   TETRA Technologies, Inc.                        25,510     330,865
    TGC Industries, Inc.                             1,787      13,170
    Tidewater, Inc.                                 49,127   2,958,428

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Energy -- (Continued)
#   Transocean, Ltd.                                 274,265 $ 12,909,654
*   Triangle Petroleum Corp.                           7,779       82,224
*   Unit Corp.                                        57,000    2,930,370
#*  USEC, Inc.                                         6,111       49,255
    Valero Energy Corp.                              605,899   24,944,862
*   Weatherford International, Ltd.                  281,383    4,625,937
#   Western Refining, Inc.                            68,485    2,210,011
*   Whiting Petroleum Corp.                           16,007    1,070,708
*   Willbros Group, Inc.                              18,620      181,731
                                                             ------------
Total Energy                                                  691,645,073
                                                             ------------
Financials -- (18.0%)
#   1st Source Corp.                                  41,187    1,292,448
    1st United Bancorp Inc/Boca Raton                    863        6,593
    ACE, Ltd.                                         46,348    4,423,453
*   Alexander & Baldwin, Inc.                         66,838    2,473,006
*   Alleghany Corp.                                    2,626    1,064,633
    Allied World Assurance Co. Holdings AG            25,477    2,758,904
    Allstate Corp. (The)                             157,339    8,348,407
*   American Capital, Ltd.                           422,803    5,923,470
#   American Equity Investment Life Holding Co.       88,700    1,848,508
    American Financial Group, Inc.                   173,596    9,766,511
*   American Independence Corp.                          173        1,917
    American International Group, Inc.               849,581   43,880,859
    American National Insurance Co.                   37,287    3,768,597
*   Ameris Bancorp                                    12,022      220,003
    AmeriServ Financial, Inc.                         33,075      103,856
    Argo Group International Holdings, Ltd.           42,675    1,791,496
    Aspen Insurance Holdings, Ltd.                   102,623    4,003,323
    Associated Banc-Corp.                             31,434      511,117
    Assurant, Inc.                                    65,820    3,849,154
    Assured Guaranty, Ltd.                           122,989    2,521,274
    Asta Funding, Inc.                                 7,527       64,582
#   Astoria Financial Corp.                           19,344      255,534
*   Atlantic Coast Financial Corp.                       379        1,478
#*  Atlanticus Holdings Corp.                         19,218       67,071
#*  AV Homes, Inc.                                    15,767      301,150
    Axis Capital Holdings, Ltd.                          800       37,936
    Baldwin & Lyons, Inc. Class A                        300        8,060
#   Baldwin & Lyons, Inc. Class B                      6,556      179,175
#   Banc of California, Inc.                             810       11,429
*   Bancorp, Inc.                                        459        7,422
    Bank Mutual Corp.                                 51,232      325,836
    Bank of America Corp.                          6,543,356   91,345,250
    Bank of New York Mellon Corp. (The)              491,755   15,637,809
    BankFinancial Corp.                               39,867      370,364
    Banner Corp.                                       7,943      303,899
    BCB Bancorp, Inc.                                  1,059       11,713
    Berkshire Hills Bancorp, Inc.                     25,980      659,113
#*  BofI Holding, Inc.                                 8,208      495,927
*   Capital Bank Financial Corp. Class A                 233        5,177
#*  Capital City Bank Group, Inc.                     16,844      207,181

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Financials -- (Continued)
    Capital One Financial Corp.                      356,632 $ 24,489,919
    Capital Southwest Corp.                           27,628      908,132
    Cathay General Bancorp                            17,730      436,690
    Centerstate Banks, Inc.                              747        7,365
    Century Bancorp, Inc. Class A                        495       16,088
    CFS Bancorp, Inc.                                 14,148      176,709
    Chicopee Bancorp, Inc.                             1,000       17,550
*   CIT Group, Inc.                                   39,411    1,898,034
    Citigroup, Inc.                                2,115,722  103,204,919
    Citizens Community Bancorp, Inc.                  10,355       79,009
    CME Group, Inc.                                  414,385   30,751,511
    CNA Financial Corp.                              277,671   11,270,666
    CNO Financial Group, Inc.                        301,264    4,693,693
#   Codorus Valley Bancorp, Inc.                         126        2,646
*   Community West Bancshares                            400        2,350
*   Cowen Group, Inc. Class A                         15,961       63,365
    Donegal Group, Inc. Class A                       27,472      435,431
    Donegal Group, Inc. Class B                          300        6,300
*   E*TRADE Financial Corp.                           89,699    1,516,810
    Eastern Insurance Holdings, Inc.                  23,026      562,755
*   Eastern Virginia Bankshares, Inc.                    307        1,851
    EMC Insurance Group, Inc.                         18,341      624,328
#*  Encore Capital Group, Inc.                           627       30,629
#   Endurance Specialty Holdings, Ltd.                76,288    4,217,964
    Enterprise Financial Services Corp.                3,235       58,327
#   ESB Financial Corp.                                  432        5,750
    ESSA Bancorp, Inc.                                 8,217       90,058
    Evans Bancorp, Inc.                                1,681       33,998
    Everest Re Group, Ltd.                            34,913    5,367,525
*   Farmers Capital Bank Corp.                           302        6,203
    FBL Financial Group, Inc. Class A                 24,660    1,103,288
    Federal Agricultural Mortgage Corp. Class A          177        5,182
    Federal Agricultural Mortgage Corp. Class C        9,200      328,348
    Federated National Holding Co. Class C            13,665      140,066
    Fidelity National Financial, Inc. Class A         46,321    1,303,936
    Fidelity Southern Corp.                            7,185      109,716
*   First Acceptance Corp.                            39,006       66,310
#   First American Financial Corp.                    61,982    1,602,855
#*  First BanCorp                                      7,500       41,625
    First Bancorp                                     16,138      241,747
*   First Bancshares, Inc.                               400        3,400
#   First Business Financial Services, Inc.              482       16,976
    First Citizens BancShares, Inc. Class A            8,627    1,826,595
    First Commonwealth Financial Corp.                30,547      265,453
    First Community Bancshares, Inc.                     183        3,054
    First Defiance Financial Corp.                    10,880      280,922
    First Federal of Northern Michigan Bancorp,
      Inc.                                               900        4,266
    First Financial Holdings, Inc.                     8,549      512,342
#   First Financial Northwest, Inc.                   25,371      275,022
#   First Merchants Corp.                             37,631      707,463
#   First Midwest Bancorp, Inc.                        7,168      119,204
    First Niagara Financial Group, Inc.               20,401      225,023

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CONTINUED

                                                    Shares     Value+
                                                   --------- -----------
Financials -- (Continued)
*   First South Bancorp, Inc.                          2,278 $    15,399
    Fox Chase Bancorp, Inc.                              351       6,062
*   Genworth Financial, Inc. Class A                  34,964     508,027
#   German American Bancorp, Inc.                      7,459     202,736
    GFI Group, Inc.                                    2,875       9,976
#*  Gleacher & Co., Inc.                                 450       5,931
*   Global Indemnity P.L.C.                            8,282     203,986
    Goldman Sachs Group, Inc. (The)                  143,685  23,113,169
#   Great Southern Bancorp, Inc.                       1,616      45,377
    Guaranty Bancorp                                  15,867     214,204
#*  Guaranty Federal Bancshares, Inc.                  1,684      18,970
*   Hallmark Financial Services, Inc.                 25,666     218,418
#   Hampden Bancorp, Inc.                              5,886     101,239
    Hanover Insurance Group, Inc. (The)               88,829   5,200,050
    Hartford Financial Services Group, Inc.          308,762  10,405,279
    HCC Insurance Holdings, Inc.                      17,700     808,005
#   Heartland Financial USA, Inc.                        465      12,318
    Heritage Commerce Corp.                           14,483     112,823
    HF Financial Corp.                                   400       5,332
#*  Hilltop Holdings, Inc.                            26,171     453,805
#   Hingham Institution for Savings                      500      36,360
*   HMN Financial, Inc.                                3,456      29,756
*   Home Bancorp, Inc.                                   719      13,064
    Home Federal Bancorp, Inc.                         9,420     146,858
    HopFed Bancorp, Inc.                               6,781      73,574
    Horace Mann Educators Corp.                       58,206   1,612,306
    Hudson City Bancorp, Inc.                         28,191     253,155
*   ICG Group, Inc.                                    1,184      19,311
*   Imperial Holdings, Inc.                            2,882      16,889
    Independence Holding Co.                          24,172     331,640
    Infinity Property & Casualty Corp.                15,800   1,083,564
    International Bancshares Corp.                       800      18,280
*   Intervest Bancshares Corp. Class A                 2,078      15,149
*   Investment Technology Group, Inc.                 23,677     379,306
    Investors Title Co.                                1,169      91,346
#   Janus Capital Group, Inc.                         24,840     245,171
    JPMorgan Chase & Co.                           1,148,419  59,189,515
    Kemper Corp.                                      67,002   2,480,414
#   Kentucky First Federal Bancorp                     2,800      22,652
    KeyCorp                                          526,210   6,593,411
#   Lakeland Bancorp, Inc.                             8,324      94,894
    Landmark Bancorp, Inc.                             1,875      37,706
#   Legg Mason, Inc.                                  93,283   3,588,597
    Lincoln National Corp.                           378,093  17,169,203
    LNB Bancorp, Inc.                                 13,395     130,333
    Loews Corp.                                      243,798  11,777,881
#*  Louisiana Bancorp, Inc.                            5,606     100,319
*   Macatawa Bank Corp.                               18,892      92,760
*   Magyar Bancorp, Inc.                                 500       3,663
    Maiden Holdings, Ltd.                              5,792      63,422
    MainSource Financial Group, Inc.                  45,000     729,900
    Marlin Business Services Corp.                    14,241     392,624

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CONTINUED

                                                    Shares     Value+
                                                   --------- -----------
Financials -- (Continued)
    MB Financial, Inc.                                19,678 $   584,437
#*  MBIA, Inc.                                        82,267     935,376
*   MBT Financial Corp.                               23,185      89,030
    MCG Capital Corp.                                 11,930      56,190
#   Meadowbrook Insurance Group, Inc.                 26,353     174,984
#   Medallion Financial Corp.                          9,550     144,969
    Mercantile Bank Corp.                              4,422      96,576
#   Meta Financial Group, Inc.                         1,083      40,309
    MetLife, Inc.                                  1,126,173  53,279,245
*   Metro Bancorp, Inc.                               26,598     567,601
    MetroCorp Bancshares, Inc.                         2,250      32,243
#*  MGIC Investment Corp.                             72,733     592,047
    MicroFinancial, Inc.                               5,900      50,681
    MidWestOne Financial Group, Inc.                     346       9,141
    Montpelier Re Holdings, Ltd.                      38,746   1,069,777
    Morgan Stanley                                 1,476,248  42,412,605
    MutualFirst Financial, Inc.                        2,300      39,100
    NASDAQ OMX Group, Inc. (The)                      42,129   1,492,630
    National Western Life Insurance Co. Class A          900     187,200
*   Navigators Group, Inc. (The)                       3,685     207,244
#*  New Century Bancorp, Inc.                            600       3,966
#   New Hampshire Thrift Bancshares, Inc.              3,667      52,071
*   NewBridge Bancorp                                 11,413      85,141
*   NewStar Financial, Inc.                           41,166     716,700
*   North Valley Bancorp                                 907      17,142
    Northeast Community Bancorp, Inc.                 18,190     137,334
    Northrim BanCorp, Inc.                             5,734     143,923
    NYSE Euronext                                      8,639     380,289
    OFG Bancorp                                       30,191     447,129
    Old Republic International Corp.                 280,714   4,713,188
#*  Old Second Bancorp, Inc.                           4,874      23,249
#   Oppenheimer Holdings, Inc. Class A                 3,097      61,414
*   Pacific Mercantile Bancorp                        16,236     100,988
    PacWest Bancorp                                    1,076      40,942
    Park Sterling Corp.                                3,253      21,177
    PartnerRe, Ltd.                                   52,224   5,233,367
#   People's United Financial, Inc.                   68,700     991,341
    Peoples Bancorp of North Carolina, Inc.              250       3,273
    Peoples Bancorp, Inc.                             17,608     394,771
#*  PHH Corp.                                         91,804   2,207,886
#*  Phoenix Cos., Inc. (The)                           2,631     101,478
#*  Pinnacle Financial Partners, Inc.                 23,924     741,644
*   Piper Jaffray Cos.                                   312      11,198
    Platinum Underwriters Holdings, Ltd.              21,715   1,350,456
*   Popular, Inc.                                     56,536   1,427,534
*   Porter Bancorp, Inc.                               1,737       1,945
*   Portfolio Recovery Associates, Inc.               28,203   1,676,668
    Premier Financial Bancorp, Inc.                    1,301      15,638
    Principal Financial Group, Inc.                  217,722  10,333,086
    Protective Life Corp.                             98,037   4,517,545
#   Provident Financial Holdings, Inc.                   544       8,247
    Provident Financial Services, Inc.                21,059     394,646

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           Shares     Value+
                                                          --------- -----------
Financials -- (Continued)
           Prudential Financial, Inc.                       497,625 $40,501,699
           Pulaski Financial Corp.                            4,550      49,550
#          Radian Group, Inc.                               161,945   2,359,539
           Regions Financial Corp.                        1,302,555  12,543,605
           Reinsurance Group of America, Inc.               169,166  12,041,236
#          Renasant Corp.                                    42,102   1,207,485
*          Republic First Bancorp, Inc.                       2,174       6,848
           Resource America, Inc. Class A                    21,051     181,670
*          Riverview Bancorp, Inc.                           15,319      40,749
#          Safety Insurance Group, Inc.                      11,042     603,887
           Sandy Spring Bancorp, Inc.                         9,125     223,471
           Selective Insurance Group, Inc.                   45,200   1,187,404
           SI Financial Group, Inc.                           5,661      64,139
(degrees)  Southern Community Financial                      29,890       6,576
*          Southern First Bancshares, Inc.                    1,216      16,343
*          Southwest Bancorp, Inc.                           16,974     271,754
           StanCorp Financial Group, Inc.                    15,636     920,960
           State Auto Financial Corp.                        56,823   1,079,637
           StellarOne Corp.                                  24,952     580,883
           Sterling Bancorp                                  70,552     826,869
#          Stewart Information Services Corp.                12,271     384,328
*          Stratus Properties, Inc.                           3,069      47,201
*          Suffolk Bancorp                                      205       4,008
#*         Sun Bancorp, Inc.                                  4,075      13,448
           SunTrust Banks, Inc.                             491,691  16,540,485
           Susquehanna Bancshares, Inc.                      97,547   1,149,591
           Symetra Financial Corp.                           20,319     380,575
           Synovus Financial Corp.                          159,578     518,628
           Teche Holding Co.                                    600      30,180
           TF Financial Corp.                                   630      17,483
           Timberland Bancorp, Inc.                           2,500      22,175
           Travelers Cos., Inc. (The)                        28,000   2,416,400
#          Tree.com, Inc.                                     5,635     166,289
#          Trustmark Corp.                                    4,194     113,909
#          Umpqua Holdings Corp.                             34,932     571,837
           Unico American Corp.                               1,900      23,826
#          Union First Market Bankshares Corp.               12,742     307,337
           United Financial Bancorp, Inc.                     6,824     107,000
           United Fire Group, Inc.                           38,612   1,224,000
*          United Security Bancshares                           390       2,004
           Unity Bancorp, Inc.                                3,306      24,497
           Unum Group                                       517,445  16,423,704
           Validus Holdings, Ltd.                             4,399     173,673
*          Virginia Commerce Bancorp, Inc.                   22,274     357,052
           Washington Federal, Inc.                           1,243      28,316
#*         Waterstone Financial, Inc.                         1,300      13,832
#          WesBanco, Inc.                                    31,462     924,983
           West BanCorp., Inc.                               13,957     192,886
           Westfield Financial, Inc.                         10,811      77,947
#          Wintrust Financial Corp.                          24,224   1,053,986
           XL Group P.L.C.                                  240,766   7,360,217
#*         Yadkin Financial Corp.                             5,570      91,459

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Financials -- (Continued)
    Zions BanCorp.                                    53,325 $  1,512,830
*   ZipRealty, Inc.                                   10,028       55,154
                                                             ------------
Total Financials                                              822,969,437
                                                             ------------
Health Care -- (9.8%)
*   Addus HomeCare Corp.                               2,044       52,837
    Aetna, Inc.                                      558,462   35,015,567
#*  Affymetrix, Inc.                                  42,297      299,040
*   Albany Molecular Research, Inc.                   34,587      453,090
*   Alere, Inc.                                       74,130    2,500,405
*   Allied Healthcare Products                         1,000        2,330
#*  Allscripts Healthcare Solutions, Inc.            187,470    2,592,710
*   Alphatec Holdings, Inc.                            5,644       10,272
#*  Amedisys, Inc.                                    19,727      321,156
*   AMN Healthcare Services, Inc.                      8,600      106,640
*   Amsurg Corp.                                      30,743    1,318,567
    Analogic Corp.                                     2,988      275,583
*   AngioDynamics, Inc.                               44,530      700,012
#*  Anika Therapeutics, Inc.                          14,671      438,223
#*  Arrhythmia Research Technology, Inc.               1,200        3,918
#*  Baxano Surgical, Inc.                              5,997        7,256
*   BioScrip, Inc.                                    36,570      256,356
*   BioTelemetry, Inc.                                 5,328       48,698
*   Boston Scientific Corp.                        1,204,199   14,077,086
*   Cambrex Corp.                                     43,567      732,797
#*  Capital Senior Living Corp.                       54,559    1,210,119
*   CareFusion Corp.                                 207,163    8,031,709
*   Celldex Therapeutics, Inc.                         4,759      109,029
    Cigna Corp.                                       42,954    3,306,599
    Community Health Systems, Inc.                   105,314    4,594,850
    CONMED Corp.                                      43,239    1,568,278
    Cooper Cos., Inc. (The)                           13,956    1,803,255
*   Cross Country Healthcare, Inc.                    28,968      172,070
    CryoLife, Inc.                                    17,502      157,343
#*  Cumberland Pharmaceuticals, Inc.                  23,319      114,030
#*  Cutera, Inc.                                      23,864      239,833
*   Cynosure, Inc. Class A                             8,077      174,544
    Daxor Corp.                                          545        4,071
*   Digirad Corp.                                     29,111       96,940
*   Emergent Biosolutions, Inc.                        8,678      169,481
*   Endo Health Solutions, Inc.                       54,588    2,387,133
*   Enzo Biochem, Inc.                                47,997      119,513
*   Exactech, Inc.                                     3,390       76,953
*   Express Scripts Holding Co.                      493,239   30,837,302
*   Five Star Quality Care, Inc.                      28,953      146,792
*   Forest Laboratories, Inc.                         78,471    3,690,491
*   Gentiva Health Services, Inc.                     31,640      362,278
*   Greatbatch, Inc.                                  41,672    1,588,537
#*  Hanger, Inc.                                      16,897      620,120
*   Harvard Bioscience, Inc.                          32,107      189,110
*   Health Net, Inc.                                  44,958    1,366,723
#*  Healthways, Inc.                                  46,297      445,840

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            Shares      Value+
                                                           --------- ------------
Health Care -- (Continued)
*           Hologic, Inc.                                    305,036 $  6,829,756
            Humana, Inc.                                     236,814   21,822,410
*           Impax Laboratories, Inc.                           4,700       95,222
            Invacare Corp.                                    30,851      662,371
            Kewaunee Scientific Corp.                          1,631       28,314
#           Kindred Healthcare, Inc.                          59,114      820,502
*           Lannett Co., Inc.                                  3,649       86,153
*           LCA-Vision, Inc.                                     700        2,303
            LeMaitre Vascular, Inc.                            5,100       41,004
#*          LHC Group, Inc.                                    1,418       29,211
*           Life Technologies Corp.                           94,990    7,153,697
*           LifePoint Hospitals, Inc.                         82,208    4,245,221
*           Magellan Health Services, Inc.                    17,899    1,050,671
(degrees)*  Maxygen, Inc.                                     43,105        1,293
*           MedAssets, Inc.                                   44,682    1,029,026
(degrees)*  MedCath Corp.                                     29,240       40,059
*           Medical Action Industries, Inc.                   24,509      148,525
#*          Merit Medical Systems, Inc.                       13,395      214,186
*           Misonix, Inc.                                      4,083       17,067
*           Molina Healthcare, Inc.                           24,941      789,133
#           National Healthcare Corp.                          6,484      313,696
#*          Natus Medical, Inc.                               15,698      309,722
*           NuVasive, Inc.                                     2,045       64,990
            Omnicare, Inc.                                   197,388   10,885,948
*           Omnicell, Inc.                                    35,405      816,793
#*          PDI, Inc.                                         14,978       71,445
            PerkinElmer, Inc.                                 76,500    2,910,060
            Pfizer, Inc.                                   3,950,849  121,212,047
#*          PharMerica Corp.                                  33,305      491,582
#*          Repligen Corp.                                    21,271      232,705
#*          RTI Biologics, Inc.                               73,086      203,910
*           Sciclone Pharmaceuticals, Inc.                    13,028       61,622
            Select Medical Holdings Corp.                     42,204      357,890
#*          Skilled Healthcare Group, Inc. Class A             9,380       39,959
#*          Solta Medical, Inc.                                4,035        7,465
#*          Sucampo Pharmaceuticals, Inc. Class A              3,605       22,351
*           SunLink Health Systems, Inc.                       1,750        1,409
*           SurModics, Inc.                                    5,593      131,883
*           Symmetry Medical, Inc.                            77,051      624,113
#           Teleflex, Inc.                                    37,223    3,431,216
            Thermo Fisher Scientific, Inc.                   499,520   48,843,066
#*          Triple-S Management Corp. Class B                 20,684      368,382
            UnitedHealth Group, Inc.                          89,716    6,124,014
#           Universal American Corp.                          84,328      625,714
*           VCA Antech, Inc.                                  62,638    1,782,051
*           ViroPharma, Inc.                                 103,479    4,017,055
*           WellCare Health Plans, Inc.                       18,375    1,225,245
            WellPoint, Inc.                                  504,640   42,793,472
#*          Wright Medical Group, Inc.                        32,357      879,140
            Zoetis, Inc.                                   1,007,044   31,883,013
                                                                     ------------
Total Health Care                                                     448,633,568
                                                                     ------------

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CONTINUED

                                                          Shares    Value+
                                                          ------- ----------
Industrials -- (13.6%)
           AAR Corp.                                       32,906 $  963,488
           ABM Industries, Inc.                            64,500  1,774,395
           Aceto Corp.                                     31,686    505,392
           Acme United Corp.                                1,030     15,079
           Actuant Corp. Class A                           44,986  1,689,674
*          Adept Technology, Inc.                          20,476    170,360
#          ADT Corp. (The)                                197,193  8,552,260
*          AECOM Technology Corp.                          23,177    736,565
*          Aegion Corp.                                    83,805  1,718,002
#*         Aerovironment, Inc.                             35,065    950,612
           AGCO Corp.                                      58,973  3,442,844
*          Air Transport Services Group, Inc.               6,308     45,670
           Alamo Group, Inc.                               22,751  1,073,620
           Alaska Air Group, Inc.                          52,626  3,718,553
           Albany International Corp. Class A              20,551    756,482
           Alliant Techsystems, Inc.                       38,805  4,224,700
(degrees)  Allied Defense Group, Inc. (The)                 2,645     13,886
           AMERCO                                          29,431  5,943,002
#*         Ameresco, Inc. Class A                             981     10,261
#          American Railcar Industries, Inc.               20,003    819,323
           Ampco-Pittsburgh Corp.                           4,007     73,769
#*         AMREP Corp.                                      1,159      9,330
#          Apogee Enterprises, Inc.                        36,374  1,137,779
           Argan, Inc.                                         21        467
           Arkansas Best Corp.                             12,135    332,135
#*         Ascent Solar Technologies, Inc.                  1,951      1,834
           Astec Industries, Inc.                          22,925    775,094
*          Atlas Air Worldwide Holdings, Inc.              36,746  1,360,704
*          Avis Budget Group, Inc.                         94,608  2,964,069
           Baltic Trading, Ltd.                                40        179
#          Barnes Group, Inc.                              36,400  1,293,656
           Barrett Business Services, Inc.                 12,955  1,078,763
*          BlueLinx Holdings, Inc.                         17,052     31,717
           Brady Corp. Class A                             38,500  1,123,815
#          Briggs & Stratton Corp.                         41,033    752,545
*          Builders FirstSource, Inc.                      12,182     90,269
#*         CAI International, Inc.                         17,082    373,925
*          Casella Waste Systems, Inc. Class A             14,362     84,879
#*         CBIZ, Inc.                                      38,149    311,296
           CDI Corp.                                       39,837    639,384
#          Ceco Environmental Corp.                         3,773     66,593
           Celadon Group, Inc.                             24,642    456,863
#          Chicago Rivet & Machine Co.                        700     23,240
           CIRCOR International, Inc.                       6,849    505,251
*          CNH Industrial NV                               26,635    312,429
*          Columbus McKinnon Corp.                         17,542    456,267
           Comfort Systems USA, Inc.                       44,560    830,153
#          Compx International, Inc.                          500      7,095
*          Consolidated Graphics, Inc.                     12,008    769,593
*          Costa, Inc.                                     18,022    362,603
           Courier Corp.                                    8,245    140,083
           Covanta Holding Corp.                           94,292  1,618,994

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CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Industrials -- (Continued)
*   Covenant Transportation Group, Inc. Class A        7,080 $     46,232
#*  CPI Aerostructures, Inc.                           4,626       57,362
*   CRA International, Inc.                            7,613      145,028
    CSX Corp.                                      1,242,950   32,391,277
    Curtiss-Wright Corp.                              46,353    2,307,452
*   DigitalGlobe, Inc.                                21,971      699,117
    Douglas Dynamics, Inc.                            30,234      458,650
#*  Ducommun, Inc.                                    16,645      413,795
*   Dycom Industries, Inc.                            39,867    1,182,057
    Dynamic Materials Corp.                            1,436       31,736
    Eastern Co. (The)                                 10,193      168,694
    Eaton Corp. P.L.C.                                78,508    5,539,524
    Ecology and Environment, Inc. Class A                900        9,900
    EMCOR Group, Inc.                                 50,540    1,873,012
    Encore Wire Corp.                                 19,966      988,916
*   Energy Recovery, Inc.                              1,783       10,413
#*  EnerNOC, Inc.                                     13,197      219,466
    EnerSys, Inc.                                     43,239    2,868,908
*   Engility Holdings, Inc.                            7,988      247,388
    Ennis, Inc.                                       48,483      860,573
#*  EnPro Industries, Inc.                            17,635    1,052,280
#   ESCO Technologies, Inc.                           17,601      635,044
#   Espey Manufacturing & Electronics Corp.            1,671       54,307
*   Esterline Technologies Corp.                      44,968    3,604,635
    Exelis, Inc.                                      73,253    1,207,942
*   Federal Signal Corp.                              65,358      894,751
    FedEx Corp.                                      142,324   18,644,444
*   Flow International Corp.                          24,393       97,328
    Fortune Brands Home & Security, Inc.             149,626    6,445,888
*   Franklin Covey Co.                                 3,046       57,265
#   FreightCar America, Inc.                           9,404      209,145
*   FTI Consulting, Inc.                              25,736    1,044,367
*   Furmanite Corp.                                   31,044      349,245
    G&K Services, Inc. Class A                        29,714    1,854,154
    GATX Corp.                                        65,445    3,373,690
#*  Genco Shipping & Trading, Ltd.                     7,630       20,372
*   Gencor Industries, Inc.                            8,766       80,034
#   General Cable Corp.                                8,357      275,196
    General Dynamics Corp.                            28,674    2,484,029
    General Electric Co.                           5,021,489  131,261,722
*   Genesee & Wyoming, Inc. Class A                    1,200      119,808
*   Gibraltar Industries, Inc.                        42,111      674,197
*   GP Strategies Corp.                               18,583      520,696
    Granite Construction, Inc.                        27,179      879,241
#   Great Lakes Dredge & Dock Corp.                   69,820      566,938
#*  Greenbrier Cos., Inc.                             22,451      595,850
#   Griffon Corp.                                     67,323      843,557
*   H&E Equipment Services, Inc.                      59,629    1,492,514
    Hardinge, Inc.                                    19,132      282,962
    Harsco Corp.                                      54,994    1,533,233
#*  Hawaiian Holdings, Inc.                           18,070      149,077
    Heidrick & Struggles International, Inc.          18,234      337,694

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CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Industrials -- (Continued)
*   Hertz Global Holdings, Inc.                    278,411 $ 6,392,317
*   Hill International, Inc.                        27,154      93,410
*   Hudson Global, Inc.                             15,880      51,610
    Huntington Ingalls Industries, Inc.             47,666   3,410,502
    Hurco Cos., Inc.                                 7,910     193,716
*   Huron Consulting Group, Inc.                     4,001     234,339
    Hyster-Yale Materials Handling, Inc.            12,246     960,576
*   ICF International, Inc.                         31,660   1,096,069
    Ingersoll-Rand P.L.C.                          213,109  14,391,251
    Insteel Industries, Inc.                        17,578     291,619
    International Shipholding Corp.                 11,354     281,806
#   Intersections, Inc.                             26,279     225,211
#*  JetBlue Airways Corp.                          324,893   2,303,491
    Kadant, Inc.                                     5,786     207,139
    KAR Auction Services, Inc.                      18,100     537,932
    KBR, Inc.                                        3,600     124,344
    Kelly Services, Inc. Class A                    41,722     870,321
    Kennametal, Inc.                                 1,000      46,000
*   Key Technology, Inc.                             3,199      46,290
    Kimball International, Inc. Class B             31,258     365,719
*   Korn/Ferry International                        33,148     788,922
*   Kratos Defense & Security Solutions, Inc.        2,711      22,989
    L-3 Communications Holdings, Inc.              100,470  10,092,211
*   Lawson Products, Inc.                            8,847     116,073
#*  Layne Christensen Co.                           31,561     610,390
    LB Foster Co. Class A                            6,682     312,383
#*  LMI Aerospace, Inc.                             13,807     216,770
    LS Starrett Co. (The) Class A                    4,097      46,583
    LSI Industries, Inc.                            27,715     255,255
*   Lydall, Inc.                                    14,605     266,103
    Manpowergroup, Inc.                             22,886   1,787,397
    Marten Transport, Ltd.                          47,782     842,874
    Matson, Inc.                                    62,316   1,688,140
#   McGrath RentCorp                                17,552     626,080
*   Metalico, Inc.                                  27,024      44,319
*   Mfri, Inc.                                       8,900     105,376
    Miller Industries, Inc.                         20,099     376,655
*   Mobile Mini, Inc.                               54,461   1,967,131
*   Moog, Inc. Class A                              35,339   2,110,798
    Mueller Industries, Inc.                        15,456     931,842
    Mueller Water Products, Inc. Class A           185,957   1,593,651
    Multi-Color Corp.                                  308      10,728
*   MYR Group, Inc.                                 19,582     517,944
#   National Presto Industries, Inc.                   571      40,284
*   National Technical Systems, Inc.                15,600     357,084
*   Navigant Consulting, Inc.                       12,297     213,353
#   NL Industries, Inc.                             51,251     597,587
    NN, Inc.                                        18,396     295,808
    Norfolk Southern Corp.                         545,229  46,900,599
    Northrop Grumman Corp.                         337,038  36,234,955
*   Northwest Pipe Co.                               8,801     317,100
#*  Ocean Power Technologies, Inc.                   8,400      19,740

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CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Industrials -- (Continued)
*   On Assignment, Inc.                             53,951 $ 1,823,004
*   Orbital Sciences Corp.                          39,656     914,864
*   Orion Energy Systems, Inc.                       1,043       4,433
*   Oshkosh Corp.                                   14,466     688,437
*   Owens Corning                                  149,300   5,364,349
    PAM Transportation Services, Inc.               19,428     338,047
    Pentair, Ltd.                                  117,934   7,912,192
*   PGT, Inc.                                          500       5,225
#   Pike Electric Corp.                             22,013     237,961
*   Powell Industries, Inc.                          7,529     473,047
#*  PowerSecure International, Inc.                 19,459     351,819
#   Providence and Worcester Railroad Co.              850      17,400
    Quad/Graphics, Inc.                              2,390      83,459
    Quanex Building Products Corp.                  21,431     381,043
*   Quanta Services, Inc.                          168,307   5,084,554
    Raytheon Co.                                    96,954   7,986,101
#   RCM Technologies, Inc.                          20,293     130,890
#*  Real Goods Solar, Inc. Class A                   2,471       8,278
    Regal-Beloit Corp.                              16,070   1,178,413
*   Republic Airways Holdings, Inc.                 48,736     574,110
    Republic Services, Inc.                        429,755  14,383,900
    Resources Connection, Inc.                      25,955     331,186
*   Roadrunner Transportation Systems, Inc.            879      23,294
#*  Rush Enterprises, Inc. Class A                  32,603     933,098
*   Rush Enterprises, Inc. Class B                  18,522     450,270
    Ryder System, Inc.                              89,844   5,914,431
*   Saia, Inc.                                       8,925     290,330
    Schawk, Inc.                                    44,631     652,505
    SIFCO Industries, Inc.                           6,623     146,898
    SkyWest, Inc.                                   38,506     579,130
    SL Industries, Inc.                                300       8,100
    Southwest Airlines Co.                         645,761  11,120,004
*   Sparton Corp.                                    9,132     240,993
    SPX Corp.                                       12,803   1,161,360
*   Standard Register Co. (The)                      6,086      51,731
    Standex International Corp.                     22,341   1,374,195
    Stanley Black & Decker, Inc.                   154,919  12,252,544
    Steelcase, Inc. Class A                         55,469     909,137
*   Sterling Construction Co., Inc.                 18,633     178,877
*   Supreme Industries, Inc. Class A                 1,433       8,770
    Sypris Solutions, Inc.                           8,460      26,987
#   TAL International Group, Inc.                   24,053   1,162,000
*   Tecumseh Products Co. Class A                   12,600      98,280
*   Tecumseh Products Co. Class B                    1,400      10,206
*   Terex Corp.                                     27,578     963,851
#*  Tetra Tech, Inc.                                45,222   1,181,651
#*  Titan Machinery, Inc.                            2,883      50,856
*   TRC Cos., Inc.                                  28,708     220,765
    Trinity Industries, Inc.                        91,907   4,653,251
    Triumph Group, Inc.                             57,456   4,116,722
*   Tufco Technologies, Inc.                           900       4,545
*   Tutor Perini Corp.                              33,844     776,720

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CONTINUED

                                                   Shares     Value+
                                                   ------- ------------
Industrials -- (Continued)
    Twin Disc, Inc.                                    900 $     23,283
    Tyco International, Ltd.                       240,619    8,794,624
*   Ultralife Corp.                                 10,710       41,769
    UniFirst Corp.                                  18,705    1,923,248
    Union Pacific Corp.                            444,064   67,231,290
#   United Stationers, Inc.                         24,021    1,067,493
    Universal Forest Products, Inc.                 31,800    1,682,856
    URS Corp.                                       84,698    4,592,326
*   USA Truck, Inc.                                 15,105      200,594
#   UTi Worldwide, Inc.                             16,157      245,586
*   Versar, Inc.                                     5,526       26,138
    Viad Corp.                                      27,114      723,944
*   Virco Manufacturing Corp.                       12,601       25,580
#   VSE Corp.                                          305       13,359
#   Waste Connections, Inc.                          2,800      119,672
    Watts Water Technologies, Inc. Class A          53,615    3,097,875
#   Werner Enterprises, Inc.                        34,105      789,872
#*  Wesco Aircraft Holdings, Inc.                    6,228      114,097
#*  WESCO International, Inc.                       11,687      998,771
*   Willdan Group, Inc.                              1,000        3,820
#*  Willis Lease Finance Corp.                       6,713      117,008
*   XPO Logistics, Inc.                             12,216      246,519
                                                           ------------
Total Industrials                                           619,614,769
                                                           ------------
Information Technology -- (5.9%)
*   Accelrys, Inc.                                  41,733      390,204
*   Active Network, Inc. (The)                       5,247       75,767
    Activision Blizzard, Inc.                      982,162   16,343,176
*   Acxiom Corp.                                     7,769      258,164
*   Advanced Energy Industries, Inc.                47,985    1,001,927
*   Agilysys, Inc.                                  16,899      198,563
*   Alpha & Omega Semiconductor, Ltd.                  419        3,084
*   Amtech Systems, Inc.                             8,571       68,568
#*  ANADIGICS, Inc.                                 33,721       68,116
*   Anaren, Inc.                                     9,602      239,858
#   AOL, Inc.                                      105,592    3,826,654
*   ARRIS Group, Inc.                              140,787    2,514,456
*   Arrow Electronics, Inc.                        182,170    8,747,803
    Astro-Med, Inc.                                  6,285       79,694
*   ATMI, Inc.                                      31,034      848,470
*   Aviat Networks, Inc.                            44,931       92,558
    Avnet, Inc.                                    139,400    5,534,180
    AVX Corp.                                      172,540    2,286,155
#   Aware, Inc.                                     14,326       74,925
*   Axcelis Technologies, Inc.                      17,951       38,954
*   AXT, Inc.                                       20,506       46,344
#*  Bankrate, Inc.                                   4,453       74,989
    Bel Fuse, Inc. Class A                           4,174       86,068
    Bel Fuse, Inc. Class B                          18,286      384,737
*   Benchmark Electronics, Inc.                     93,903    2,134,415
    Black Box Corp.                                 26,448      662,258
#*  Blucora, Inc.                                   81,156    1,917,716

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CONTINUED

                                                    Shares     Value+
                                                   --------- -----------
Information Technology -- (Continued)
*   Brocade Communications Systems, Inc.             461,513 $ 3,701,334
    Brooks Automation, Inc.                           50,847     490,165
#*  Bsquare Corp.                                      4,065      13,089
#*  BTU International, Inc.                            1,600       5,296
#*  CACI International, Inc. Class A                  24,830   1,787,263
*   Calix, Inc.                                       16,027     162,995
*   Cascade Microtech, Inc.                           24,071     246,487
*   Ceva, Inc.                                         3,580      51,301
*   Checkpoint Systems, Inc.                          27,235     463,540
*   CIBER, Inc.                                       85,855     279,029
    Cohu, Inc.                                        40,815     390,191
    Communications Systems, Inc.                      12,612     143,903
    Computer Sciences Corp.                          205,559  10,125,836
    Comtech Telecommunications Corp.                  15,569     467,381
    Concurrent Computer Corp.                         13,740     101,264
    Convergys Corp.                                  197,364   3,895,965
*   CoreLogic, Inc.                                   96,545   3,212,052
    Corning, Inc.                                  1,201,485  20,533,379
#*  Cray, Inc.                                        12,866     287,684
    CSP, Inc.                                          2,414      18,250
#   CTS Corp.                                         66,936   1,246,348
*   CyberOptics Corp.                                  9,134      46,309
*   Datalink Corp.                                     1,412      14,501
*   Dataram Corp.                                      1,257       3,067
*   Digi International, Inc.                          31,089     313,377
*   Digital River, Inc.                               22,145     395,067
*   Diodes, Inc.                                       4,709     114,052
*   DSP Group, Inc.                                   46,713     348,012
*   Dynamics Research Corp.                           16,772     124,113
    EarthLink, Inc.                                   83,735     423,699
*   EchoStar Corp. Class A                            23,551   1,129,506
*   Edgewater Technology, Inc.                        13,603      93,181
    Electro Rent Corp.                                40,561     735,777
    Electro Scientific Industries, Inc.               36,298     434,850
*   Electronics for Imaging, Inc.                     58,110   1,993,754
#*  Emcore Corp.                                         744       3,966
*   Emulex Corp.                                      52,269     393,586
#*  Entropic Communications, Inc.                      3,600      15,408
    EPIQ Systems, Inc.                                23,453     350,857
    ePlus, Inc.                                        8,745     475,378
*   Euronet Worldwide, Inc.                           23,278   1,010,265
*   Exar Corp.                                        51,341     591,962
*   Fabrinet                                           4,055      67,881
*   Fairchild Semiconductor International, Inc.      118,008   1,495,161
    Fidelity National Information Services, Inc.     151,857   7,403,029
*   Finisar Corp.                                     61,526   1,415,713
#*  First Solar, Inc.                                 28,266   1,420,932
*   FormFactor, Inc.                                  30,568     159,565
    Frequency Electronics, Inc.                       16,953     188,348
*   Globecomm Systems, Inc.                           26,554     372,553
*   GSE Systems, Inc.                                 17,638      29,985
*   GSI Technology, Inc.                               9,236      64,837

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   Shares    Value+
                                                   ------- -----------
Information Technology -- (Continued)
    Hackett Group, Inc. (The)                       53,321 $   379,646
*   Harmonic, Inc.                                  35,712     261,055
    Hewlett-Packard Co.                            337,265   8,219,148
*   Hutchinson Technology, Inc.                     22,425      83,421
    IAC/InterActiveCorp                            125,298   6,689,660
*   ID Systems, Inc.                                17,291      89,913
*   Identive Group, Inc.                            10,175       6,511
*   Imation Corp.                                   28,996     134,831
*   Ingram Micro, Inc. Class A                     277,679   6,433,822
*   Insight Enterprises, Inc.                       42,100     887,047
*   Integrated Device Technology, Inc.             177,893   1,892,782
*   Integrated Silicon Solution, Inc.               42,178     454,679
*   Internap Network Services Corp.                 32,386     235,446
*   International Rectifier Corp.                   79,000   2,057,160
*   Interphase Corp.                                 2,999      12,206
    Intersil Corp. Class A                         119,798   1,336,946
#*  Intevac, Inc.                                    7,954      40,565
*   IntraLinks Holdings, Inc.                        3,070      31,897
*   IntriCon Corp.                                   2,835      12,559
#*  Itron, Inc.                                     33,397   1,425,050
    IXYS Corp.                                       3,055      35,530
*   Juniper Networks, Inc.                         138,384   2,579,478
#*  Kemet Corp.                                      2,700      15,309
*   Key Tronic Corp.                                17,623     191,210
*   Kulicke & Soffa Industries, Inc.                71,688     924,775
*   KVH Industries, Inc.                            35,149     482,947
*   Lattice Semiconductor Corp.                    108,469     556,446
#   Leidos Holdings, Inc.                           10,850     510,926
    Lexmark International, Inc. Class A             33,976   1,207,847
*   Limelight Networks, Inc.                        18,463      35,449
*   LTX-Credence Corp.                              20,165     123,611
#   ManTech International Corp. Class A             12,385     346,037
    Marchex, Inc. Class B                           32,883     293,316
    Marvell Technology Group, Ltd.                  38,293     459,516
#*  Maxwell Technologies, Inc.                       2,521      18,907
#*  Measurement Specialties, Inc.                      251      13,988
    Mentor Graphics Corp.                           35,620     786,490
#*  Mercury Systems, Inc.                              339       3,126
    Methode Electronics, Inc.                       79,272   2,027,778
*   Micron Technology, Inc.                        758,908  13,417,493
    MKS Instruments, Inc.                           61,200   1,813,968
#*  ModusLink Global Solutions, Inc.                68,955     284,095
    Molex, Inc.                                     14,869     573,943
#*  Nanometrics, Inc.                               13,265     246,464
*   NCI, Inc. Class A                                  686       3,910
*   NETGEAR, Inc.                                      428      12,309
*   Newport Corp.                                   64,756   1,027,678
*   Novatel Wireless, Inc.                          22,113      67,776
*   Official Payments Holdings, Inc.                 2,151      17,939
#*  OmniVision Technologies, Inc.                   37,132     520,219
*   Oplink Communications, Inc.                     38,456     701,822
    Optical Cable Corp.                             10,793      43,064

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   Shares    Value+
                                                   ------- ----------
Information Technology -- (Continued)
*   PAR Technology Corp.                            22,705 $  126,240
    Park Electrochemical Corp.                       1,642     46,058
    PC Connection, Inc.                             39,267    784,947
    PC-Tel, Inc.                                    33,870    311,943
*   PCM, Inc.                                       10,471    110,155
    Perceptron, Inc.                                 8,428    117,908
*   Performance Technologies, Inc.                  24,790     76,849
*   Pericom Semiconductor Corp.                     37,284    301,255
#*  Photronics, Inc.                                79,712    669,581
*   Planar Systems, Inc.                             3,449      7,208
*   Plexus Corp.                                     8,982    343,831
*   PMC - Sierra, Inc.                             102,988    604,540
*   Polycom, Inc.                                   36,977    384,561
*   Qualstar Corp.                                  12,400     16,244
*   Qumu Corp.                                         800     11,984
*   Radisys Corp.                                    9,762     29,481
*   Rambus, Inc.                                     1,069      9,343
*   RealNetworks, Inc.                              30,402    233,183
#*  Reis, Inc.                                      13,511    243,063
    RF Industries, Ltd.                              2,823     25,943
    Richardson Electronics, Ltd.                    24,525    282,528
*   Rofin-Sinar Technologies, Inc.                   4,978    130,672
*   Rogers Corp.                                     7,543    459,821
*   Rosetta Stone, Inc.                              1,466     22,254
*   Rovi Corp.                                      19,000    318,440
#*  Rudolph Technologies, Inc.                      45,996    487,558
    SanDisk Corp.                                   13,097    910,241
*   Sanmina Corp.                                   39,846    580,158
*   ScanSource, Inc.                                14,745    567,093
#   Science Applications International Corp.         6,199    218,515
*   Seachange International, Inc.                   39,044    554,034
*   ShoreTel, Inc.                                   3,200     25,440
*   Sigma Designs, Inc.                             11,784     64,105
#*  Smith Micro Software, Inc.                         500        405
*   SMTC Corp.                                       1,200      2,340
#*  Sonus Networks, Inc.                            33,110     99,330
#*  Spansion, Inc. Class A                          21,173    253,441
#*  Speed Commerce, Inc.                               336      1,233
*   SS&C Technologies Holdings, Inc.                25,793  1,013,665
*   StarTek, Inc.                                   27,060    169,396
#*  STR Holdings, Inc.                               1,100      2,189
#*  SunEdison, Inc.                                154,224  1,434,283
#*  SunPower Corp.                                  18,322    553,141
*   Super Micro Computer, Inc.                       5,886     81,933
    Supertex, Inc.                                   9,913    252,881
*   support.com, Inc.                               25,400    113,284
*   Sykes Enterprises, Inc.                         20,292    379,866
*   Symmetricom, Inc.                               87,926    630,429
*   SYNNEX Corp.                                    55,900  3,426,670
*   Tech Data Corp.                                 82,952  4,318,481
#*  TeleCommunication Systems, Inc. Class A         54,047    123,227
*   Telenav, Inc.                                    9,865     71,521

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    Shares      Value+
                                                   --------- ------------
Information Technology -- (Continued)
    Tellabs, Inc.                                    232,891 $    568,254
#*  Teradyne, Inc.                                    26,789      468,540
#   Tessco Technologies, Inc.                          8,689      307,851
    Tessera Technologies, Inc.                        48,635      925,038
*   TheStreet, Inc.                                   35,273       82,892
*   TriQuint Semiconductor, Inc.                      59,493      471,779
    TSR, Inc.                                            550        1,865
*   TTM Technologies, Inc.                            62,635      548,056
    United Online, Inc.                              124,466    1,075,386
#*  Veeco Instruments, Inc.                           15,978      466,717
*   Viasystems Group, Inc.                            11,376      170,640
*   Vicon Industries, Inc.                             5,787       17,072
*   Video Display Corp.                                  600        2,172
*   Virtusa Corp.                                     30,064      934,389
#*  Vishay Intertechnology, Inc.                     228,349    2,801,842
*   Vishay Precision Group, Inc.                      24,277      398,143
*   Westell Technologies, Inc. Class A                16,329       58,621
    Western Digital Corp.                            212,781   14,815,941
    Xerox Corp.                                    1,188,277   11,811,473
*   XO Group, Inc.                                     6,284       87,222
    Xyratex, Ltd.                                     28,153      279,841
*   Yahoo!, Inc.                                   1,048,770   34,535,996
#*  Zygo Corp.                                        18,732      289,222
#*  Zynga, Inc. Class A                              170,882      613,466
                                                             ------------
Total Information Technology                                  271,012,265
                                                             ------------
Materials -- (3.1%)
    A Schulman, Inc.                                  32,960    1,091,635
#   Alcoa, Inc.                                      888,828    8,239,435
#   Allegheny Technologies, Inc.                      22,777      753,919
#*  AM Castle & Co.                                   36,370      520,455
*   American Pacific Corp.                             7,647      348,091
    Ashland, Inc.                                    112,560   10,417,428
    Axiall Corp.                                      26,423    1,027,590
#   Bemis Co., Inc.                                   24,092      961,271
    Cabot Corp.                                       46,280    2,157,111
#*  Century Aluminum Co.                              15,822      137,335
*   Chemtura Corp.                                    49,368    1,209,516
*   Clearwater Paper Corp.                            16,822      878,445
#   Cliffs Natural Resources, Inc.                    35,738      917,752
*   Coeur Mining Inc                                 128,160    1,564,834
    Commercial Metals Co.                             85,208    1,564,419
*   Continental Materials Corp.                          100        1,749
*   Core Molding Technologies, Inc.                   11,847      127,948
    Cytec Industries, Inc.                            64,700    5,375,923
    Domtar Corp.                                      30,917    2,618,979
    Dow Chemical Co. (The)                            14,000      552,580
*   Ferro Corp.                                       42,247      542,029
    Freeport-McMoRan Copper & Gold, Inc.              96,952    3,563,955
    Friedman Industries, Inc.                         16,110      159,811
    FutureFuel Corp.                                   6,104      106,271
*   Graphic Packaging Holding Co.                    154,000    1,293,600

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           Shares     Value+
                                                           ------- ------------
Materials -- (Continued)
            Greif, Inc. Class A                              4,885 $    261,299
#*          Headwaters, Inc.                                23,663      206,578
#           Hecla Mining Co.                               203,366      634,502
#*          Horsehead Holding Corp.                         49,015      711,208
            Huntsman Corp.                                  50,242    1,166,619
            International Paper Co.                        493,615   22,020,165
#           Kaiser Aluminum Corp.                           27,181    1,833,358
            KapStone Paper and Packaging Corp.              40,492    2,103,964
*           Kraton Performance Polymers, Inc.                5,435      115,602
            Kronos Worldwide, Inc.                           4,331       67,174
*           Landec Corp.                                    37,056      433,926
*           Louisiana-Pacific Corp.                        173,457    2,950,504
            LyondellBasell Industries NV Class A            71,793    5,355,758
            Materion Corp.                                  18,497      551,396
            MeadWestvaco Corp.                             188,451    6,567,517
#*          Mercer International, Inc.                      21,725      173,800
            Minerals Technologies, Inc.                     34,280    1,941,276
            Myers Industries, Inc.                          64,720    1,153,310
            Neenah Paper, Inc.                               7,684      316,120
*           Northern Technologies International Corp.        3,035       51,625
#           Nucor Corp.                                     83,945    4,345,833
#           Olin Corp.                                      62,261    1,401,495
#           Olympic Steel, Inc.                              9,986      273,317
*           OM Group, Inc.                                  42,299    1,438,166
*           Penford Corp.                                   26,122      355,259
            PH Glatfelter Co.                               50,600    1,325,720
            PolyOne Corp.                                    8,983      272,185
            Reliance Steel & Aluminum Co.                   93,801    6,874,675
*           Resolute Forest Products, Inc.                   1,817       29,054
            Rock Tenn Co. Class A                           26,305    2,814,898
*           RTI International Metals, Inc.                  50,032    1,696,085
#           Schnitzer Steel Industries, Inc. Class A        14,397      418,089
            Sealed Air Corp.                                46,499    1,403,340
            Sensient Technologies Corp.                     38,101    1,986,205
            Steel Dynamics, Inc.                            94,919    1,705,694
*           Stillwater Mining Co.                           59,549      649,680
*           SunCoke Energy, Inc.                            62,210    1,244,200
            Synalloy Corp.                                   5,144       82,767
#*          Texas Industries, Inc.                          33,762    1,813,019
#           Tredegar Corp.                                  40,177    1,173,972
            Tronox, Ltd. Class A                             1,600       36,944
#*          Universal Stainless & Alloy Products, Inc.       9,093      293,886
            Vulcan Materials Co.                            58,246    3,119,073
            Wausau Paper Corp.                              14,684      171,803
            Westlake Chemical Corp.                         79,076    8,494,344
            Worthington Industries, Inc.                    47,320    1,918,353
*           Zoltek Cos., Inc.                               34,022      568,167
                                                                   ------------
Total Materials                                                     140,654,005
                                                                   ------------
Other -- (0.0%)
(degrees)*  Gerber Scientific, Inc. Escrow Shares           47,409           --
(degrees)*  Petrocorp, Inc. Escrow Shares                      900           54

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              Shares       Value+
                                                            ---------- --------------
Other -- (Continued)
(degrees)*   Price Communications Liquidation Trust             47,738 $           --
                                                                       --------------
Total Other                                                                        54
                                                                       --------------
Real Estate Investment Trusts -- (0.0%)
             Geo Group, Inc. (The)                               6,663        235,004
                                                                       --------------
Telecommunication Services -- (4.6%)
             AT&T, Inc.                                      4,065,906    147,185,797
             Atlantic Tele-Network, Inc.                            84          4,655
*            Cbeyond, Inc.                                      11,274         72,605
#            CenturyLink, Inc.                                 510,163     17,274,119
#            Frontier Communications Corp.                     696,949      3,073,545
*            General Communication, Inc. Class A                44,167        420,028
*            Iridium Communications, Inc.                       14,800         89,244
*            Leap Wireless International, Inc.                   8,393        135,128
             Lumos Networks Corp.                                  500         11,005
#*           ORBCOMM, Inc.                                      44,499        268,329
*            Premiere Global Services, Inc.                      2,000         18,020
             Shenandoah Telecommunications Co.                   3,026         83,911
#*           Sprint Corp.                                      824,326      5,547,714
             T-Mobile US, Inc.                                 113,786      3,155,286
             Telephone & Data Systems, Inc.                    154,629      4,821,332
             United States Cellular Corp.                       33,568      1,624,691
             USA Mobility, Inc.                                 12,522        186,828
             Verizon Communications, Inc.                      547,535     27,655,993
*            Vonage Holdings Corp.                              85,934        320,534
                                                                       --------------
Total Telecommunication Services                                          211,948,764
                                                                       --------------
Utilities -- (0.3%)
*            Calpine Corp.                                      62,921      1,269,117
#            Consolidated Water Co., Ltd.                        6,656        100,106
*            Genie Energy, Ltd. Class B                          5,000         51,650
             NRG Energy, Inc.                                  367,799     10,493,305
#            Ormat Technologies, Inc.                           20,134        524,893
#            SJW Corp.                                           6,569        185,443
             UGI Corp.                                          52,659      2,178,503
                                                                       --------------
Total Utilities                                                            14,803,017
                                                                       --------------
TOTAL COMMON STOCKS                                                     4,366,367,749
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   CVR Energy, Inc. Contingent Value Rights           44,674             --
             Magnum Hunter Resources Corp. Warrants
(degrees)#*    04/15/16                                          8,219             --
                                                                       --------------
TOTAL RIGHTS/WARRANTS                                                              --
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
             State Street Institutional Liquid Reserves,
               0.073%                                       22,324,026     22,324,026
                                                                       --------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      Shares/
                                                       Face
                                                      Amount
                                                       (000)        Value+
                                                     ---------- --------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund                 15,381,037 $  177,958,599
                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,775,925,201)             $4,566,650,374
                                                                ==============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES  VALUE+
                                                                 ------ --------
COMMON STOCKS -- (69.1%)
Consumer Discretionary -- (10.8%)
*   1-800-Flowers.com, Inc. Class A                                600  $  3,258
#   Aaron's, Inc.                                                1,900    53,903
#   Abercrombie & Fitch Co. Class A                                400    14,992
    Advance Auto Parts, Inc.                                       200    19,836
#*  Aeropostale, Inc.                                            1,830    17,001
*   AFC Enterprises, Inc.                                          300    13,374
#   AH Belo Corp. Class A                                          600     4,824
*   Amazon.com, Inc.                                               700   254,821
#*  AMC Networks, Inc. Class A                                     150    10,514
#*  America's Car-Mart, Inc.                                       400    18,296
#   American Eagle Outfitters, Inc.                              2,800    43,372
#*  ANN, Inc.                                                    1,000    35,360
#*  Apollo Group, Inc. Class A                                     400    10,676
*   Asbury Automotive Group, Inc.                                  900    43,245
#*  Ascena Retail Group, Inc.                                    1,500    29,685
#*  Ascent Capital Group, Inc. Class A                             200    16,884
#   Autoliv, Inc.                                                  600    53,538
#*  AutoNation, Inc.                                               300    14,469
*   Ballantyne Strong, Inc.                                        500     2,495
#*  Barnes & Noble, Inc.                                         1,693    23,922
#   Beasley Broadcasting Group, Inc. Class A                       300     2,601
*   Bed Bath & Beyond, Inc.                                        700    54,124
    Belo Corp. Class A                                           2,400    32,952
    Best Buy Co., Inc.                                           2,340   100,152
#   Big 5 Sporting Goods Corp.                                     600    11,346
#*  Big Lots, Inc.                                               1,158    42,105
*   Biglari Holdings, Inc.                                          60    26,161
#*  Blue Nile, Inc.                                                 47     1,930
    Bob Evans Farms, Inc.                                        1,000    57,090
#*  Body Central Corp.                                             200     1,120
#*  Books-A-Million, Inc.                                          600     1,506
#   BorgWarner, Inc.                                               400    41,252
*   Bravo Brio Restaurant Group, Inc.                              181     2,702
#*  Bridgepoint Education, Inc.                                    900    17,640
#   Brinker International, Inc.                                    525    23,321
    Brown Shoe Co., Inc.                                         1,300    29,172
    Brunswick Corp.                                                622    28,071
#   Buckle, Inc. (The)                                             400    19,576
#*  Buffalo Wild Wings, Inc.                                       400    57,032
*   Build-A-Bear Workshop, Inc.                                    500     3,930
#*  Cabela's, Inc.                                               1,300    77,116
#*  Cache, Inc.                                                    815     4,914
#   Callaway Golf Co.                                              980     8,261
*   Cambium Learning Group, Inc.                                 1,078     1,574
#*  Capella Education Co.                                           39     2,376
#*  CarMax, Inc.                                                 1,241    58,315
*   Carmike Cinemas, Inc.                                          300     6,867
#   Carnival Corp.                                               2,460    85,239
#   Carriage Services, Inc.                                        700    14,063
#*  Carrols Restaurant Group, Inc.                                 433     2,511
#   Carter's, Inc.                                               1,000    69,150

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
#   Cato Corp. (The) Class A                                        700 $ 20,979
#*  Cavco Industries, Inc.                                          200   11,714
    CBS Corp. Class B                                             1,600   94,624
    CEC Entertainment, Inc.                                         300   13,905
#   Cheesecake Factory, Inc. (The)                                1,265   59,771
    Chico's FAS, Inc.                                             2,100   36,015
*   Children's Place Retail Stores, Inc. (The)                      500   27,295
#   Choice Hotels International, Inc.                               700   32,613
*   Christopher & Banks Corp.                                       700    4,039
#   Cinemark Holdings, Inc.                                       1,436   47,115
    Coach, Inc.                                                     500   25,340
#   Columbia Sportswear Co.                                         800   53,496
    Comcast Corp. Class A                                        11,509  547,598
    Comcast Corp. Special Class A                                 2,900  134,270
#*  Conn's, Inc.                                                    989   59,775
#   Cooper Tire & Rubber Co.                                      1,440   37,454
    Core-Mark Holding Co., Inc.                                     200   14,146
#*  Corinthian Colleges, Inc.                                     1,155    2,472
#   Cracker Barrel Old Country Store, Inc.                          400   43,948
*   Crocs, Inc.                                                   1,976   24,068
#   CST Brands, Inc.                                                554   17,861
    CTC Media, Inc.                                               1,350   17,064
    Culp, Inc.                                                      500    9,675
#*  Cumulus Media, Inc. Class A                                     400    2,392
#   Dana Holding Corp.                                            4,036   79,106
#   Darden Restaurants, Inc.                                        500   25,765
#*  Deckers Outdoor Corp.                                           400   27,532
    Destination Maternity Corp.                                     400   12,496
#   DeVry, Inc.                                                     697   25,022
#   Dick's Sporting Goods, Inc.                                     300   15,963
    Dillard's, Inc. Class A                                       1,400  114,772
    DineEquity, Inc.                                                566   46,452
#*  DIRECTV                                                         802   50,117
*   Discovery Communications, Inc. Class A                          300   26,676
#*  Discovery Communications, Inc. Class C                          300   24,813
    DISH Network Corp. Class A                                      200    9,640
#*  Dixie Group, Inc. (The)                                         400    5,040
*   Dollar Tree, Inc.                                               986   57,582
    Domino's Pizza, Inc.                                            600   40,236
#   Dorman Products, Inc.                                           800   38,888
#   DR Horton, Inc.                                               3,300   62,535
#*  DreamWorks Animation SKG, Inc. Class A                          700   23,968
#   Drew Industries, Inc.                                           407   20,456
#   DSW, Inc. Class A                                               300   26,301
#   Ethan Allen Interiors, Inc.                                     800   21,312
#*  EW Scripps Co. Class A                                        1,151   22,813
#   Expedia, Inc.                                                   571   33,620
*   Express, Inc.                                                 1,624   37,693
#   Family Dollar Stores, Inc.                                      500   34,440
*   Federal-Mogul Corp.                                           1,897   38,870
#*  Fiesta Restaurant Group, Inc.                                   433   18,355
*   Fifth & Pacific Cos., Inc.                                      728   19,285

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CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
    Finish Line, Inc. (The) Class A                                700  $ 17,528
#   Foot Locker, Inc.                                            3,600   124,920
    Ford Motor Co.                                               3,820    65,360
#*  Fossil Group, Inc.                                             200    25,388
#   Frisch's Restaurants, Inc.                                     100     2,407
#*  G-III Apparel Group, Ltd.                                      600    34,032
#   GameStop Corp. Class A                                       3,194   175,095
#   Gannett Co., Inc.                                            2,462    68,124
    Gap, Inc. (The)                                                300    11,097
#   Garmin, Ltd.                                                 1,300    60,775
#*  General Motors Co.                                           3,315   122,489
#*  Genesco, Inc.                                                  600    40,866
    Gentex Corp.                                                   487    14,337
#*  Gentherm, Inc.                                                 750    17,513
#   Genuine Parts Co.                                              500    39,415
#   Goodyear Tire & Rubber Co. (The)                               700    14,686
#*  Grand Canyon Education, Inc.                                   866    40,936
*   Gray Television, Inc.                                        1,180     9,971
#   Group 1 Automotive, Inc.                                       500    32,000
#   Guess?, Inc.                                                 1,374    42,937
    Hanesbrands, Inc.                                              700    47,684
#   Harley-Davidson, Inc.                                          800    51,232
#   Harman International Industries, Inc.                          700    56,714
    Harte-Hanks, Inc.                                            1,200     9,564
#   Hasbro, Inc.                                                   400    20,660
#   Haverty Furniture Cos., Inc.                                   600    16,686
#*  Helen of Troy, Ltd.                                            709    33,124
#*  hhgregg, Inc.                                                  800    12,408
#*  Hibbett Sports, Inc.                                           267    15,574
    Hillenbrand, Inc.                                            1,103    31,127
#*  Hollywood Media Corp.                                          300       561
    Home Depot, Inc. (The)                                       2,936   228,685
#   Hooker Furniture Corp.                                         200     3,160
    HSN, Inc.                                                      400    20,960
#*  Hyatt Hotels Corp. Class A                                     442    21,039
#*  Iconix Brand Group, Inc.                                     1,500    54,135
    International Speedway Corp. Class A                           600    19,626
#   Interpublic Group of Cos., Inc. (The)                        1,600    26,880
    Interval Leisure Group, Inc.                                   900    21,843
#*  ITT Educational Services, Inc.                                 200     8,024
*   Jack in the Box, Inc.                                          900    36,612
#   JAKKS Pacific, Inc.                                            662     4,263
#*  JC Penney Co., Inc.                                          1,671    12,533
#   John Wiley & Sons, Inc. Class A                                940    47,273
    John Wiley & Sons, Inc. Class B                                 70     3,521
    Johnson Controls, Inc.                                       2,000    92,300
#   Jones Group, Inc. (The)                                      1,700    26,418
#*  Jos A Bank Clothiers, Inc.                                     400    19,192
#*  Journal Communications, Inc. Class A                         1,600    13,360
*   K12, Inc.                                                      700    12,796
#   KB Home                                                      2,000    33,940
#*  Kirkland's, Inc.                                               474     8,414

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CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
#   Kohl's Corp.                                                 1,498  $ 85,086
*   Kona Grill, Inc.                                               280     3,844
#*  Krispy Kreme Doughnuts, Inc.                                   300     7,278
    L Brands, Inc.                                                 400    25,044
    La-Z-Boy, Inc.                                                 800    18,464
#*  Lakeland Industries, Inc.                                      200     1,086
#*  Lamar Advertising Co. Class A                                  602    27,517
#*  LeapFrog Enterprises, Inc.                                   1,200    10,272
    Lear Corp.                                                   1,021    79,015
#*  Learning Tree International, Inc.                              500     1,435
#*  Lee Enterprises, Inc.                                        2,000     5,500
#   Leggett & Platt, Inc.                                        2,900    86,246
#   Lennar Corp. Class A                                         2,100    74,655
*   Liberty Global P.L.C. Class A                                  200    15,674
*   Liberty Global P.L.C. Series C                                 296    22,159
*   Liberty Interactive Corp. Class A                            1,800    48,528
#*  Liberty Media Corp. Class A                                    740   113,153
*   Liberty Ventures Series A                                      310    33,285
#*  Life Time Fitness, Inc.                                      1,034    46,964
#   Lifetime Brands, Inc.                                          500     7,830
#*  LIN Media LLC Class A                                          746    18,329
#   Lincoln Educational Services Corp.                             300     1,434
#*  Lions Gate Entertainment Corp.                                 105     3,631
#   Lithia Motors, Inc. Class A                                    600    37,710
*   Live Nation Entertainment, Inc.                              3,800    73,872
#*  LKQ Corp.                                                    4,000   132,120
    Loral Space & Communications, Inc.                             400    28,548
    Lowe's Cos., Inc.                                            1,600    79,648
*   Luby's, Inc.                                                 1,000     7,660
#*  Lululemon Athletica, Inc.                                      200    13,810
#*  Lumber Liquidators Holdings, Inc.                              171    19,526
#*  M/I Homes, Inc.                                                500    10,235
    Macy's, Inc.                                                 1,400    64,554
*   Madison Square Garden Co. (The) Class A                      1,250    75,650
    Marcus Corp.                                                   500     7,180
    Marine Products Corp.                                        1,100    10,307
*   MarineMax, Inc.                                                 15       221
#   Marriott International, Inc. Class A                           600    27,048
*   Marriott Vacations Worldwide Corp.                              70     3,506
*   Martha Stewart Living Omnimedia Class A                      1,000     2,560
    Mattel, Inc.                                                   500    22,185
#   Matthews International Corp. Class A                           700    28,420
#*  McClatchy Co. (The) Class A                                    127       358
    McDonald's Corp.                                             2,000   193,040
#   MDC Holdings, Inc.                                           1,300    37,947
    Men's Wearhouse, Inc. (The)                                  1,222    51,691
#   Meredith Corp.                                               1,100    56,430
#*  Meritage Homes Corp.                                         1,000    45,390
*   Modine Manufacturing Co.                                     1,100    14,652
*   Mohawk Industries, Inc.                                      1,479   195,849
#   Monro Muffler Brake, Inc.                                      575    26,450
#   Morningstar, Inc.                                              600    48,174

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
#   Movado Group, Inc.                                             600  $ 27,978
#*  Murphy USA, Inc.                                               566    22,968
    NACCO Industries, Inc. Class A                                 200    11,394
#*  Nathan's Famous, Inc.                                          200    10,264
#*  Nautilus, Inc.                                                 477     3,797
#*  Netflix, Inc.                                                  200    64,496
#   New York Times Co. (The) Class A                             2,379    32,902
    NIKE, Inc. Class B                                           1,400   106,064
#   Nordstrom, Inc.                                                500    30,235
#*  NVR, Inc.                                                       13    11,925
*   O'Reilly Automotive, Inc.                                      700    86,667
#*  Office Depot, Inc.                                           5,197    29,051
    OfficeMax, Inc.                                              1,800    26,964
    Omnicom Group, Inc.                                            600    40,866
*   Orbitz Worldwide, Inc.                                       1,300    12,012
*   Orient-Express Hotels, Ltd. Class A                          1,713    22,800
#*  Outerwall, Inc.                                                758    49,255
*   Overstock.com, Inc.                                            300     7,029
#   Oxford Industries, Inc.                                        400    28,708
#*  Panera Bread Co. Class A                                       100    15,792
    Papa John's International, Inc.                                500    37,835
#   Penske Automotive Group, Inc.                                2,600   103,012
#*  Pep Boys-Manny Moe & Jack (The)                              1,200    15,528
#   PetSmart, Inc.                                                 500    36,380
#   Pier 1 Imports, Inc.                                           500    10,440
#   Polaris Industries, Inc.                                       402    52,642
#   Pool Corp.                                                     553    30,072
#*  Premier Exhibitions, Inc.                                      300       402
*   priceline.com, Inc.                                            100   105,383
#   PVH Corp.                                                    1,016   126,563
#*  Quiksilver, Inc.                                             4,300    35,776
#*  RadioShack Corp.                                             3,000     8,430
#   Ralph Lauren Corp.                                             100    16,564
#*  Red Lion Hotels Corp.                                          600     3,612
#*  Red Robin Gourmet Burgers, Inc.                                400    30,472
#   Regal Entertainment Group Class A                              600    11,406
#   Regis Corp.                                                  1,700    24,650
#   Rent-A-Center, Inc.                                          1,700    58,208
#*  Rentrak Corp.                                                  200     7,498
    Rocky Brands, Inc.                                             200     3,032
    Ross Stores, Inc.                                              400    30,940
#   Royal Caribbean Cruises, Ltd.                                2,514   105,689
#*  Ruby Tuesday, Inc.                                           1,500     8,895
    Ruth's Hospitality Group, Inc.                                 695     8,472
#   Ryland Group, Inc. (The)                                     1,048    42,130
#   Saga Communications, Inc. Class A                              133     6,332
#*  Saks, Inc.                                                   4,100    65,559
#   Salem Communications Corp. Class A                             400     3,304
#*  Sally Beauty Holdings, Inc.                                    900    23,688
#   Scripps Networks Interactive, Inc. Class A                     400    32,200
#*  Sears Holdings Corp.                                           900    52,272
#*  Select Comfort Corp.                                           580    10,626

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
    Service Corp. International/US                               6,100  $109,861
    Shiloh Industries, Inc.                                        600     9,852
#*  Shutterfly, Inc.                                               873    42,899
#   Signet Jewelers, Ltd.                                        1,507   112,513
#   Sinclair Broadcast Group, Inc. Class A                         600    19,236
#   Six Flags Entertainment Corp.                                1,800    67,698
*   Skechers U.S.A., Inc. Class A                                  709    20,660
#*  Skyline Corp.                                                  400     1,748
#   Sonic Automotive, Inc. Class A                                 900    20,052
#*  Sonic Corp.                                                  1,000    19,300
#   Sotheby's                                                      932    48,371
#   Spartan Motors, Inc.                                         1,100     7,469
#   Speedway Motorsports, Inc.                                   1,314    23,994
#   Stage Stores, Inc.                                             900    18,585
#   Standard Motor Products, Inc.                                  448    16,200
#*  Standard Pacific Corp.                                       3,900    30,927
#   Staples, Inc.                                                4,555    73,427
#   Starbucks Corp.                                                900    72,945
#   Starwood Hotels & Resorts Worldwide, Inc.                      500    36,810
*   Starz - Liberty Capital Class A                              1,690    50,953
#   Stein Mart, Inc.                                             1,300    19,201
*   Steven Madden, Ltd.                                          1,023    37,524
#   Stewart Enterprises, Inc. Class A                            2,000    26,420
#   Strattec Security Corp.                                         40     1,621
#   Sturm Ruger & Co., Inc.                                        300    19,623
#   Superior Industries International, Inc.                        800    15,000
#   Superior Uniform Group, Inc.                                   200     3,020
    Systemax, Inc.                                                 988     9,386
#*  Tandy Leather Factory, Inc.                                    300     2,490
    Target Corp.                                                 2,600   168,454
#*  Tempur-Pedic International, Inc.                               600    23,010
*   Tenneco, Inc.                                                1,000    53,070
#*  Tesla Motors, Inc.                                             300    47,982
#   Texas Roadhouse, Inc.                                        1,500    41,130
#   Thor Industries, Inc.                                        1,040    60,330
    Tiffany & Co.                                                  400    31,668
#   Time Warner Cable, Inc.                                      2,380   285,957
    Time Warner, Inc.                                            8,366   575,079
    TJX Cos., Inc.                                                 885    53,799
#*  Toll Brothers, Inc.                                          2,600    85,488
#   Town Sports International Holdings, Inc.                       288     3,721
#   Tractor Supply Co.                                             800    57,080
*   TRW Automotive Holdings Corp.                                  770    57,835
#*  Tuesday Morning Corp.                                          600     8,490
#   Tupperware Brands Corp.                                        400    35,860
#   Twenty-First Century Fox, Inc. Class A                       2,500    85,200
    Twenty-First Century Fox, Inc. Class B                       1,395    47,430
#*  Ulta Salon Cosmetics & Fragrance, Inc.                         200    25,770
#*  Under Armour, Inc. Class A                                     200    16,230
#*  Unifi, Inc.                                                    666    16,244
#*  Universal Electronics, Inc.                                    300    11,673
#*  Urban Outfitters, Inc.                                         400    15,152

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CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Discretionary -- (Continued)
#   Vail Resorts, Inc.                                           1,000  $    70,450
#   Valassis Communications, Inc.                                  900       24,624
#   Value Line, Inc.                                               106          989
#   VF Corp.                                                       200       43,000
#   Viacom, Inc. Class B                                         1,000       83,290
*   Visteon Corp.                                                  910       70,152
#*  VOXX International Corp.                                       850       13,184
#   Walt Disney Co. (The)                                        8,100      555,579
#   Washington Post Co. (The) Class B                              167      107,434
#   Wendy's Co. (The)                                            9,318       80,973
*   West Marine, Inc.                                              500        6,105
#   Whirlpool Corp.                                              1,100      160,611
#   Williams-Sonoma, Inc.                                          850       44,574
#   Winmark Corp.                                                   30        2,196
#*  Winnebago Industries, Inc.                                     478       14,177
#   Wolverine World Wide, Inc.                                     564       32,565
    Wyndham Worldwide Corp.                                      2,200      146,080
    Yum! Brands, Inc.                                              600       40,572
*   Zale Corp.                                                     600        9,378
#*  Zumiez, Inc.                                                   696       20,629
                                                                        -----------
Total Consumer Discretionary                                             13,907,543
                                                                        -----------
Consumer Staples -- (3.9%)
#   Alico, Inc.                                                    200        7,992
    Andersons, Inc. (The)                                          500       37,090
#   Archer-Daniels-Midland Co.                                   5,000      204,500
#   B&G Foods, Inc.                                              1,000       33,850
#*  Boulder Brands, Inc.                                         1,229       20,143
#   Bunge, Ltd.                                                  1,475      121,142
    Cal-Maine Foods, Inc.                                          600       30,438
#   Calavo Growers, Inc.                                           300        8,907
#   Campbell Soup Co.                                              800       34,056
#   Casey's General Stores, Inc.                                   807       58,814
#*  Chiquita Brands International, Inc.                            861        8,911
#   Church & Dwight Co., Inc.                                      600       39,090
#   Clorox Co. (The)                                               500       45,095
    Coca-Cola Bottling Co. Consolidated                            200       12,664
    Coca-Cola Co. (The)                                          5,100      201,807
    Coca-Cola Enterprises, Inc.                                  1,297       54,124
    Colgate-Palmolive Co.                                        1,400       90,622
#   ConAgra Foods, Inc.                                          3,453      109,840
    Costco Wholesale Corp.                                         800       94,400
*   Darling International, Inc.                                  2,800       65,156
#*  Dean Foods Co.                                                 640       12,480
#*  Dole Food Co., Inc.                                          1,870       25,338
#   Dr Pepper Snapple Group, Inc.                                  884       41,857
#*  Elizabeth Arden, Inc.                                        1,000       36,190
#   Energizer Holdings, Inc.                                       633       62,104
    Estee Lauder Cos., Inc. (The) Class A                          400       28,384
*   Farmer Bros Co.                                                500        9,030
    Flowers Foods, Inc.                                          3,300       83,622
#   Fresh Del Monte Produce, Inc.                                  837       22,256

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Staples -- (Continued)
    General Mills, Inc.                                           1,144 $   57,680
#*  Green Mountain Coffee Roasters, Inc.                            500     31,405
    Griffin Land & Nurseries, Inc.                                   93      3,069
#*  Hain Celestial Group, Inc. (The)                              1,300    108,199
#   Harris Teeter Supermarkets, Inc.                                900     44,388
#   Hershey Co. (The)                                               300     29,772
#   Hillshire Brands Co.                                            220      7,223
#   Hormel Foods Corp.                                              900     39,114
#   Ingles Markets, Inc. Class A                                    300      7,743
    Ingredion, Inc.                                                 818     53,792
#   Inter Parfums, Inc.                                             750     26,370
#   J&J Snack Foods Corp.                                           400     34,228
#   JM Smucker Co. (The)                                          1,420    157,918
    John B Sanfilippo & Son, Inc.                                   200      4,916
#   Kellogg Co.                                                     300     18,975
#   Kimberly-Clark Corp.                                            700     75,600
    Kraft Foods Group, Inc.                                         634     34,477
#   Kroger Co. (The)                                                700     29,988
#   Lancaster Colony Corp.                                          500     41,495
#   Lifeway Foods, Inc.                                             200      2,926
#   McCormick & Co., Inc.                                           500     34,575
#*  Medifast, Inc.                                                  300      6,993
    Mondelez International, Inc. Class A                         10,303    346,593
#*  Monster Beverage Corp.                                          400     22,892
#   National Beverage Corp.                                         400      7,324
#*  Omega Protein Corp.                                             700      6,552
#   Orchids Paper Products Co.                                       98      2,989
    PepsiCo, Inc.                                                 2,979    250,504
#*  Pilgrim's Pride Corp.                                         3,873     54,880
*   Post Holdings, Inc.                                             760     32,642
#   Pricesmart, Inc.                                                300     34,137
    Procter & Gamble Co. (The)                                    9,400    759,050
#*  Revlon, Inc. Class A                                            505     11,994
    Rocky Mountain Chocolate Factory, Inc.                          200      2,536
#   Safeway, Inc.                                                 1,200     41,880
#   Sanderson Farms, Inc.                                           600     37,926
#   Snyders-Lance, Inc.                                             800     23,992
#   Spartan Stores, Inc.                                            700     16,471
    Spectrum Brands Holdings, Inc.                                1,343     88,531
#*  Susser Holdings Corp.                                           800     43,872
#   Sysco Corp.                                                   1,100     35,574
#   Tootsie Roll Industries, Inc.                                 1,001     32,032
#*  TreeHouse Foods, Inc.                                           642     47,033
#   Tyson Foods, Inc. Class A                                     2,989     82,706
#*  United Natural Foods, Inc.                                      900     64,305
#   Wal-Mart Stores, Inc.                                         5,000    383,750
    WD-40 Co.                                                       200     14,498
#   Weis Markets, Inc.                                              788     40,322
#*  WhiteWave Foods Co. Class A                                     791     15,828
#   Whole Foods Market, Inc.                                        800     50,504
                                                                        ----------
Total Consumer Staples                                                   5,002,065
                                                                        ----------

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CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (9.5%)
#   Adams Resources & Energy, Inc.                                   49 $    2,537
#   Alon USA Energy, Inc.                                         1,630     19,690
#*  Alpha Natural Resources, Inc.                                 4,329     30,303
    Anadarko Petroleum Corp.                                      3,500    333,515
    Apache Corp.                                                  2,351    208,769
#*  Approach Resources, Inc.                                        597     16,806
#   Arch Coal, Inc.                                               3,052     12,940
#*  Atwood Oceanics, Inc.                                         1,150     61,099
    Baker Hughes, Inc.                                            2,161    125,532
#*  Basic Energy Services, Inc.                                     800     11,736
#   Berry Petroleum Co. Class A                                   1,000     47,750
#*  Bill Barrett Corp.                                            1,012     28,002
#*  Bonanza Creek Energy, Inc.                                      363     18,346
    Bristow Group, Inc.                                           1,060     85,298
#*  C&J Energy Services, Inc.                                     1,602     36,910
    Cabot Oil & Gas Corp.                                         5,600    197,792
#*  Cameron International Corp.                                     716     39,280
#   CARBO Ceramics, Inc.                                            428     53,646
#*  Carrizo Oil & Gas, Inc.                                         700     30,688
#   Chesapeake Energy Corp.                                       5,992    167,536
    Chevron Corp.                                                17,800  2,135,288
    Cimarex Energy Co.                                            1,000    105,350
*   Clayton Williams Energy, Inc.                                   400     31,132
#*  Clean Energy Fuels Corp.                                      1,421     16,185
#*  Cloud Peak Energy, Inc.                                         906     14,143
#   Comstock Resources, Inc.                                        900     15,399
*   Concho Resources, Inc.                                          828     91,585
    ConocoPhillips                                                8,900    652,370
#   CONSOL Energy, Inc.                                           1,392     50,808
    Contango Oil & Gas Co.                                          400     17,140
#   Crosstex Energy, Inc.                                         1,400     42,966
#*  Dawson Geophysical Co.                                          200      5,848
#   Delek US Holdings, Inc.                                         900     22,995
    Devon Energy Corp.                                            2,409    152,297
#   Diamond Offshore Drilling, Inc.                                 800     49,544
#*  Double Eagle Petroleum Co.                                      200        556
*   Dresser-Rand Group, Inc.                                        400     24,308
*   Dril-Quip, Inc.                                                 500     58,710
#*  Endeavour International Corp.                                   824      4,895
    Energen Corp.                                                   300     23,496
    Energy XXI Bermuda, Ltd.                                        664     19,296
    EOG Resources, Inc.                                           1,771    315,946
#*  EPL Oil & Gas, Inc.                                             859     27,385
#   EQT Corp.                                                       400     34,244
#*  Era Group, Inc.                                                 500     15,800
#*  Exterran Holdings, Inc.                                       1,611     45,994
    Exxon Mobil Corp.                                            20,079  1,799,480
#*  FMC Technologies, Inc.                                          900     45,495
#*  Geospace Technologies Corp.                                     222     21,627
#   Green Plains Renewable Energy, Inc.                             700     11,291
*   Gulf Coast Ultra Deep Royalty Trust                           2,475      5,990
#   Gulfmark Offshore, Inc. Class A                                 900     44,802

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CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Energy -- (Continued)
#*  Gulfport Energy Corp.                                        1,061  $ 62,270
    Halliburton Co.                                              1,200    63,636
#*  Helix Energy Solutions Group, Inc.                           1,500    35,490
#   Helmerich & Payne, Inc.                                      1,200    93,060
#*  Hercules Offshore, Inc.                                      3,605    24,514
    Hess Corp.                                                   2,280   185,136
#   HollyFrontier Corp.                                          1,937    89,218
#*  Hornbeck Offshore Services, Inc.                               922    50,959
#*  ION Geophysical Corp.                                        2,100     9,744
#*  Key Energy Services, Inc.                                    1,500    11,730
#   Kinder Morgan, Inc.                                          1,123    39,653
    Marathon Oil Corp.                                           4,400   155,144
#   Marathon Petroleum Corp.                                     2,400   171,984
*   Matrix Service Co.                                             500    10,395
#   Murphy Oil Corp.                                             1,367    82,457
#   Nabors Industries, Ltd.                                      2,343    40,956
    National Oilwell Varco, Inc.                                 3,000   243,540
*   Natural Gas Services Group, Inc.                               200     5,598
#*  Newfield Exploration Co.                                     1,580    48,111
#*  Newpark Resources, Inc.                                      1,700    21,675
    Noble Corp.                                                  1,866    70,348
    Noble Energy, Inc.                                           1,800   134,874
#*  Nuverra Environmental Solutions, Inc.                        2,426     5,919
#*  Oasis Petroleum, Inc.                                          400    21,300
    Occidental Petroleum Corp.                                   2,800   269,024
#   Oceaneering International, Inc.                                600    51,528
*   Oil States International, Inc.                                 781    84,840
#*  Overseas Shipholding Group, Inc.                               200       690
#*  Parker Drilling Co.                                          3,152    22,694
#   Patterson-UTI Energy, Inc.                                   2,320    56,283
*   PDC Energy, Inc.                                               600    40,686
#*  PHI, Inc.                                                      400    15,928
    Phillips 66                                                  4,450   286,713
#*  Pioneer Energy Services Corp.                                1,900    15,960
    Pioneer Natural Resources Co.                                1,100   225,258
    QEP Resources, Inc.                                          2,300    76,038
#   Range Resources Corp.                                          600    45,426
#   Rentech, Inc.                                                1,935     3,309
*   Rex Energy Corp.                                             1,300    27,950
#*  Rosetta Resources, Inc.                                        700    41,958
#*  Rowan Cos. P.L.C. Class A                                    2,000    72,160
#   RPC, Inc.                                                    1,200    22,008
#*  SandRidge Energy, Inc.                                       5,159    32,708
    Schlumberger, Ltd.                                           2,905   272,257
#   SEACOR Holdings, Inc.                                          500    48,900
    SemGroup Corp. Class A                                         751    45,353
#   Ship Finance International, Ltd.                             1,848    30,584
#   SM Energy Co.                                                1,072    94,990
*   Southwestern Energy Co.                                        600    22,332
#   Spectra Energy Corp.                                           945    33,614
#*  Steel Excel, Inc.                                              350     9,713
*   Stone Energy Corp.                                           1,000    34,860

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Energy -- (Continued)
*   Superior Energy Services, Inc.                               2,641  $    70,858
#*  Swift Energy Co.                                               991       13,597
#*  Synergy Resources Corp.                                        800        8,288
#   Targa Resources Corp.                                          300       23,268
#   Teekay Corp.                                                 1,700       73,831
#*  Tesco Corp.                                                    818       14,053
#   Tesoro Corp.                                                 2,703      132,150
#*  TETRA Technologies, Inc.                                     1,700       22,049
    TGC Industries, Inc.                                           636        4,687
#   Tidewater, Inc.                                              1,500       90,330
#   Transocean, Ltd.                                             1,100       51,777
#*  Unit Corp.                                                   1,100       56,551
#*  USEC, Inc.                                                     100          806
#*  Vaalco Energy, Inc.                                          1,200        6,324
#   Valero Energy Corp.                                          5,000      205,850
#   W&T Offshore, Inc.                                           1,613       30,792
#*  Weatherford International, Ltd.                              3,858       63,426
#   Western Refining, Inc.                                       1,947       62,830
#*  Westmoreland Coal Co.                                          200        2,842
*   Whiting Petroleum Corp.                                      1,400       93,646
#*  Willbros Group, Inc.                                           427        4,168
#   Williams Cos., Inc. (The)                                    1,024       36,567
#   World Fuel Services Corp.                                    1,600       61,040
                                                                        -----------
Total Energy                                                             12,221,745
                                                                        -----------
Financials -- (16.2%)
#   1st Source Corp.                                               700       21,966
#   1st United Bancorp Inc/Boca Raton                              500        3,820
#   ACE, Ltd.                                                    1,737      165,779
#*  Affiliated Managers Group, Inc.                                300       59,232
*   Alexander & Baldwin, Inc.                                    1,017       37,629
#*  Alleghany Corp.                                                216       87,571
#   Allied World Assurance Co. Holdings AG                         714       77,319
    Allstate Corp. (The)                                         2,800      148,568
*   Altisource Asset Management Corp.                               21       13,433
*   Altisource Portfolio Solutions SA                              218       34,287
#*  American Capital, Ltd.                                       6,228       87,254
#   American Equity Investment Life Holding Co.                  1,496       31,177
    American Express Co.                                         2,100      171,780
#   American Financial Group, Inc.                               2,700      151,902
    American International Group, Inc.                           8,485      438,250
    American National Insurance Co.                                200       20,214
    Ameriprise Financial, Inc.                                   1,850      185,999
*   Ameris Bancorp                                                 730       13,359
#   AMERISAFE, Inc.                                                500       19,250
#   AmeriServ Financial, Inc.                                      560        1,758
#   Amtrust Financial Services, Inc.                             1,694       64,982
    Aon P.L.C.                                                     900       71,181
#*  Arch Capital Group, Ltd.                                     1,532       88,795
    Argo Group International Holdings, Ltd.                        879       36,900
    Arthur J Gallagher & Co.                                       500       23,725
#   Aspen Insurance Holdings, Ltd.                               1,450       56,564

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
#   Associated Banc-Corp.                                         2,772 $ 45,073
#   Assured Guaranty, Ltd.                                        2,829   57,994
#   Asta Funding, Inc.                                              300    2,574
#   Astoria Financial Corp.                                       2,600   34,346
    Axis Capital Holdings, Ltd.                                   1,300   61,646
#   Bancfirst Corp.                                                 497   27,618
*   Bancorp, Inc.                                                   400    6,468
#   BancorpSouth, Inc.                                            2,400   53,040
    Bank Mutual Corp.                                             1,000    6,360
    Bank of America Corp.                                        36,276  506,413
#   Bank of Hawaii Corp.                                            900   52,182
    Bank of Kentucky Financial Corp.                                108    3,111
    Bank of New York Mellon Corp. (The)                           4,100  130,380
#   Bank of the Ozarks, Inc.                                        800   39,584
#   BankUnited, Inc.                                              1,201   36,955
    Banner Corp.                                                    471   18,020
#   BB&T Corp.                                                    5,900  200,423
#   BBCN Bancorp, Inc.                                            1,500   22,245
*   Beneficial Mutual Bancorp, Inc.                               1,200   11,700
*   Berkshire Hathaway, Inc. Class B                              2,400  276,192
    Berkshire Hills Bancorp, Inc.                                   852   21,615
#   BGC Partners, Inc. Class A                                      169      899
#   BlackRock, Inc.                                                 600  180,486
#*  BofI Holding, Inc.                                              218   13,172
    BOK Financial Corp.                                             631   38,636
#   Boston Private Financial Holdings, Inc.                       1,500   17,085
#*  Bridge Capital Holdings                                         114    2,005
#   Brookline Bancorp, Inc.                                       1,601   14,201
#   Brown & Brown, Inc.                                           2,525   80,623
#   Bryn Mawr Bank Corp.                                            100    2,786
#   California First National Bancorp                                 3       54
#*  Capital Bank Financial Corp. Class A                             36      800
    Capital One Financial Corp.                                   3,500  240,345
    CapitalSource, Inc.                                           6,300   82,404
    Capitol Federal Financial, Inc.                               3,561   45,118
#   Cardinal Financial Corp.                                        700   11,550
#   Cash America International, Inc.                              1,000   39,450
#   Cathay General Bancorp                                        2,147   52,881
#   CBOE Holdings, Inc.                                             300   14,550
#   Centerstate Banks, Inc.                                         371    3,658
#   Central Pacific Financial Corp.                               1,228   22,620
    Chemical Financial Corp.                                        800   23,432
#   Chicopee Bancorp, Inc.                                           89    1,562
#   Chubb Corp. (The)                                             2,512  231,305
#   Cincinnati Financial Corp.                                    2,860  143,000
#*  CIT Group, Inc.                                               2,871  138,267
    Citigroup, Inc.                                              17,634  860,187
    Citizens Community Bancorp, Inc.                                300    2,289
#*  Citizens, Inc.                                                1,400   11,760
#   City Holding Co.                                                400   18,200
#   City National Corp.                                           1,300   93,743
    Clifton Savings Bancorp, Inc.                                   219    2,766

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
#   CME Group, Inc.                                              2,000  $148,420
    CNA Financial Corp.                                            721    29,265
    CNO Financial Group, Inc.                                    5,921    92,249
#   Columbia Banking System, Inc.                                1,146    29,441
#   Comerica, Inc.                                               3,207   138,863
#   Commerce Bancshares, Inc.                                    1,693    77,895
#   Community Bank System, Inc.                                    700    25,417
#   Community Trust Bancorp, Inc.                                  500    21,295
#   Crawford & Co. Class A                                         200     1,666
#   Crawford & Co. Class B                                         200     2,198
#*  Credit Acceptance Corp.                                        162    19,165
#   Cullen/Frost Bankers, Inc.                                   1,320    93,443
#   CVB Financial Corp.                                          3,160    45,946
#*  DFC Global Corp.                                             1,049    12,693
#   Dime Community Bancshares, Inc.                                700    11,452
    Discover Financial Services                                  1,400    72,632
#   Donegal Group, Inc. Class A                                    700    11,095
#*  E*TRADE Financial Corp.                                      4,367    73,846
#   East West Bancorp, Inc.                                      3,323   111,952
#   Eaton Vance Corp.                                              600    25,086
#   EMC Insurance Group, Inc.                                      235     7,999
#*  Encore Capital Group, Inc.                                     608    29,701
#   Endurance Specialty Holdings, Ltd.                           1,100    60,819
#*  Enstar Group, Ltd.                                             200    27,186
#   Enterprise Bancorp, Inc.                                        41       801
    Erie Indemnity Co. Class A                                     500    35,910
#   ESB Financial Corp.                                            685     9,117
#   Evercore Partners, Inc. Class A                                500    25,235
#   Everest Re Group, Ltd.                                         800   122,992
#*  Ezcorp, Inc. Class A                                           700    11,011
#   FBL Financial Group, Inc. Class A                              800    35,792
    Federal Agricultural Mortgage Corp. Class C                    200     7,138
#   Federated Investors, Inc. Class B                            1,900    51,528
#   Federated National Holding Co. Class C                         200     2,050
#   Fidelity National Financial, Inc. Class A                    4,700   132,305
*   First Acceptance Corp.                                       1,000     1,700
#   First American Financial Corp.                               2,633    68,089
#*  First BanCorp                                                  200     1,110
#   First Bancorp                                                  600     8,988
    First Bancorp, Inc.                                            147     2,559
#*  First Cash Financial Services, Inc.                            644    38,956
    First Citizens BancShares, Inc. Class A                        250    52,932
#   First Commonwealth Financial Corp.                           2,703    23,489
    First Financial Bancorp                                      1,800    27,936
#   First Financial Bankshares, Inc.                               802    49,331
#   First Financial Corp.                                          300    10,362
#   First Financial Holdings, Inc.                                 469    28,107
#   First Financial Northwest, Inc.                                100     1,084
#   First Horizon National Corp.                                 6,126    65,242
#   First Midwest Bancorp, Inc.                                  1,160    19,291
#   First Niagara Financial Group, Inc.                          4,158    45,863
#*  First South Bancorp, Inc.                                      400     2,704

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
#   FirstMerit Corp.                                              1,386 $   31,130
#   Flushing Financial Corp.                                        700     14,063
#   FNB Corp.                                                     3,468     43,385
#*  Forest City Enterprises, Inc. Class A                         1,874     37,967
#*  Forest City Enterprises, Inc. Class B                           409      8,311
#*  Forestar Group, Inc.                                            900     20,097
#   Franklin Resources, Inc.                                      1,200     64,632
#   Fulton Financial Corp.                                        4,893     59,744
#   FXCM, Inc. Class A                                              151      2,475
#*  Genworth Financial, Inc. Class A                                978     14,210
#   German American Bancorp, Inc.                                   482     13,101
#   GFI Group, Inc.                                               3,664     12,714
#   Glacier Bancorp, Inc.                                         1,900     52,497
*   Global Indemnity P.L.C.                                         550     13,547
    Goldman Sachs Group, Inc. (The)                               3,440    553,358
#   Great Southern Bancorp, Inc.                                    500     14,040
#*  Green Dot Corp. Class A                                         100      2,146
#   Greenhill & Co., Inc.                                           170      8,721
#*  Greenlight Capital Re, Ltd. Class A                             700     21,553
#   Hancock Holding Co.                                           1,936     63,462
#   Hanmi Financial Corp.                                           469      8,198
#   Hanover Insurance Group, Inc. (The)                           1,300     76,102
    Hartford Financial Services Group, Inc.                       4,918    165,737
    HCC Insurance Holdings, Inc.                                  2,600    118,690
#   Heartland Financial USA, Inc.                                   493     13,060
#   Heritage Financial Group, Inc.                                  114      1,959
    HF Financial Corp.                                               99      1,320
#   HFF, Inc. Class A                                               650     15,958
#*  Hilltop Holdings, Inc.                                        1,200     20,808
*   Home Bancorp, Inc.                                              200      3,634
#   Home BancShares, Inc.                                         1,200     40,656
#   Horace Mann Educators Corp.                                   1,200     33,240
#   Hudson City Bancorp, Inc.                                     7,639     68,598
#   Hudson Valley Holding Corp.                                     110      2,034
#   Iberiabank Corp.                                                700     40,901
#*  ICG Group, Inc.                                                 900     14,679
#   Independent Bank Corp.                                          618     22,174
#   Interactive Brokers Group, Inc. Class A                         900     18,567
#*  IntercontinentalExchange, Inc.                                  350     67,455
#   International Bancshares Corp.                                1,757     40,147
*   Intervest Bancshares Corp. Class A                              200      1,458
#   Invesco, Ltd.                                                 5,426    183,127
#*  Investment Technology Group, Inc.                             1,300     20,826
#   Investors Bancorp, Inc.                                       2,632     62,405
#   Janus Capital Group, Inc.                                     3,400     33,558
    Jones Lang LaSalle, Inc.                                        900     85,680
    JPMorgan Chase & Co.                                         23,109  1,191,038
*   KCG Holdings, Inc. Class A                                      207      1,809
#*  Kearny Financial Corp.                                        1,400     14,700
#   Kemper Corp.                                                  1,700     62,934
#   Kennedy-Wilson Holdings, Inc.                                   930     18,637
#   KeyCorp                                                       4,995     62,587

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
#   Lakeland Financial Corp.                                       508  $ 18,080
#   Legg Mason, Inc.                                             2,652   102,022
#   Leucadia National Corp.                                      3,971   112,538
#   Lincoln National Corp.                                       3,105   140,998
#   LNB Bancorp, Inc.                                              200     1,946
#   Loews Corp.                                                  2,000    96,620
#   M&T Bank Corp.                                               1,488   167,445
#   Maiden Holdings, Ltd.                                        1,300    14,235
#   MainSource Financial Group, Inc.                               700    11,354
#*  Markel Corp.                                                   281   148,837
    MarketAxess Holdings, Inc.                                     696    45,400
    Marsh & McLennan Cos., Inc.                                  1,000    45,800
#*  Maui Land & Pineapple Co., Inc.                                240     1,022
#   MB Financial, Inc.                                           1,304    38,729
#*  MBIA, Inc.                                                   3,887    44,195
    MCG Capital Corp.                                            2,300    10,833
#   McGraw-Hill Cos., Inc. (The)                                   300    20,904
#   Meadowbrook Insurance Group, Inc.                            1,400     9,296
#   Merchants Bancshares, Inc.                                     114     3,418
#   Mercury General Corp.                                        1,600    74,496
    MetLife, Inc.                                                5,828   275,723
*   Metro Bancorp, Inc.                                             84     1,793
#*  MGIC Investment Corp.                                        5,400    43,956
#   MidSouth Bancorp, Inc.                                          72     1,093
#   Montpelier Re Holdings, Ltd.                                 1,781    49,173
    Moody's Corp.                                                  600    42,396
#   Morgan Stanley                                               4,000   114,920
#*  MSCI, Inc.                                                     400    16,308
#   NASDAQ OMX Group, Inc. (The)                                 2,199    77,911
#   National Interstate Corp.                                      500    13,065
#   National Penn Bancshares, Inc.                               3,425    35,517
#   National Western Life Insurance Co. Class A                     11     2,288
*   Navigators Group, Inc. (The)                                   400    22,496
#   NBT Bancorp, Inc.                                            1,078    26,271
    Nelnet, Inc. Class A                                         1,000    42,630
#*  NewStar Financial, Inc.                                        868    15,112
    Northeast Community Bancorp, Inc.                              500     3,775
    Northern Trust Corp.                                         2,000   112,840
#   Northwest Bancshares, Inc.                                   2,350    32,877
#   NYSE Euronext                                                2,482   109,258
#   Ocean Shore Holding Co.                                        183     2,611
#   OceanFirst Financial Corp.                                     600    10,554
*   Ocwen Financial Corp.                                        3,500   196,805
    OFG Bancorp                                                  1,300    19,253
#   Old National Bancorp                                         2,280    33,151
    Old Republic International Corp.                             3,800    63,802
#   OneBeacon Insurance Group, Ltd. Class A                        140     2,234
#   Oppenheimer Holdings, Inc. Class A                             400     7,932
#   Oritani Financial Corp.                                      1,400    22,708
#   Pacific Continental Corp.                                      357     4,919
*   Pacific Mercantile Bancorp                                      91       566
#   PacWest Bancorp                                              1,003    38,164

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Financials -- (Continued)
#    Park National Corp.                                            540  $ 42,779
     PartnerRe, Ltd.                                                970    97,204
#    Peapack Gladstone Financial Corp.                              184     3,375
#    Penns Woods Bancorp, Inc.                                       71     3,635
#    People's United Financial, Inc.                              3,487    50,317
#*   PHH Corp.                                                    1,109    26,671
#*   PICO Holdings, Inc.                                            700    16,436
#*   Pinnacle Financial Partners, Inc.                              630    19,530
#    Platinum Underwriters Holdings, Ltd.                           933    58,023
     PNC Financial Services Group, Inc. (The)                     4,300   316,179
*    Popular, Inc.                                                1,838    46,410
#*   Portfolio Recovery Associates, Inc.                          1,500    89,175
#    Primerica, Inc.                                              1,519    65,241
#    Principal Financial Group, Inc.                              3,098   147,031
     PrivateBancorp, Inc.                                         1,429    34,810
     ProAssurance Corp.                                           1,800    81,576
#    Progressive Corp. (The)                                        900    23,373
#    Prosperity Bancshares, Inc.                                  1,262    78,812
#    Protective Life Corp.                                        2,200   101,376
#    Provident Financial Services, Inc.                           1,800    33,732
     Prudential Financial, Inc.                                   3,600   293,004
#    Pulaski Financial Corp.                                        143     1,557
#    QC Holdings, Inc.                                              500     1,175
#    Radian Group, Inc.                                           1,100    16,027
#    Raymond James Financial, Inc.                                1,929    88,059
     Regions Financial Corp.                                      2,091    20,136
     Reinsurance Group of America, Inc.                           1,271    90,470
#    RenaissanceRe Holdings, Ltd.                                   779    73,000
#    Renasant Corp.                                                 700    20,076
#    Resource America, Inc. Class A                                 500     4,315
#*   Riverview Bancorp, Inc.                                        500     1,330
#    RLI Corp.                                                      660    62,357
     Rockville Financial, Inc.                                      910    11,967
#*   Roma Financial Corp.                                           347     6,753
#    S&T Bancorp, Inc.                                              700    17,164
#    Safety Insurance Group, Inc.                                   500    27,345
#    Sandy Spring Bancorp, Inc.                                     600    14,694
     SEI Investments Co.                                          1,554    51,577
#    Selective Insurance Group, Inc.                              1,010    26,533
#*   Signature Bank                                                 442    45,004
#    Simmons First National Corp. Class A                           600    19,644
     SLM Corp.                                                      731    18,545
(d)  Southern Community Financial                                   401        88
#    Southside Bancshares, Inc.                                     539    14,715
#*   St Joe Co. (The)                                               800    14,936
#    StanCorp Financial Group, Inc.                               1,300    76,570
#    State Auto Financial Corp.                                   1,300    24,700
     State Street Corp.                                           2,594   181,762
     StellarOne Corp.                                               600    13,968
#    Stewart Information Services Corp.                             400    12,528
#*   Stifel Financial Corp.                                       1,502    61,507
*    Suffolk Bancorp                                                200     3,910

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Financials -- (Continued)
#*  Sun Bancorp, Inc.                                               722 $    2,383
    SunTrust Banks, Inc.                                          5,080    170,891
    Susquehanna Bancshares, Inc.                                  3,894     45,891
#*  SVB Financial Group                                             900     86,202
#*  SWS Group, Inc.                                                 600      3,378
#   Symetra Financial Corp.                                       1,723     32,272
#   Synovus Financial Corp.                                      15,496     50,362
    T Rowe Price Group, Inc.                                        400     30,964
#   TCF Financial Corp.                                           2,700     40,986
#   TD Ameritrade Holding Corp.                                   1,900     51,794
#*  Tejon Ranch Co.                                                 451     16,696
#*  Texas Capital Bancshares, Inc.                                  900     46,845
#*  TFS Financial Corp.                                           2,603     31,600
#   Thomas Properties Group, Inc.                                   337      2,292
#   Tompkins Financial Corp.                                        305     15,043
#   Torchmark Corp.                                               1,000     72,860
#   Tower Group International, Ltd.                               1,359      4,933
#   TowneBank                                                       721     10,498
    Travelers Cos., Inc. (The)                                    3,008    259,590
#   Tree.com, Inc.                                                  500     14,755
#   TrustCo Bank Corp.                                            2,597     17,452
#   Trustmark Corp.                                               1,700     46,172
    U.S. Bancorp                                                  8,200    306,352
#   UMB Financial Corp.                                           1,200     70,704
#   Umpqua Holdings Corp.                                         3,092     50,616
    Union Bankshares Inc/Morrisville                                 64      1,387
#   Union First Market Bankshares Corp.                             545     13,145
#   United Bankshares, Inc.                                       1,400     41,412
*   United Community Banks, Inc.                                    223      3,477
    United Financial Bancorp, Inc.                                  711     11,148
    United Fire Group, Inc.                                         700     22,190
#   Universal Insurance Holdings, Inc.                            1,300     10,192
#   Univest Corp. of Pennsylvania                                   600     11,982
#   Unum Group                                                    2,772     87,983
    Validus Holdings, Ltd.                                        2,319     91,554
#   Valley National Bancorp                                       3,926     38,279
#   ViewPoint Financial Group, Inc.                                 571     12,454
#*  Virginia Commerce Bancorp, Inc.                                 565      9,057
#   Waddell & Reed Financial, Inc. Class A                          600     37,050
#*  Walker & Dunlop, Inc.                                           600      7,788
    Washington Federal, Inc.                                      3,000     68,340
#   Washington Trust Bancorp, Inc.                                  517     17,004
#*  Waterstone Financial, Inc.                                    1,000     10,640
#   Webster Financial Corp.                                       1,903     53,075
    Wells Fargo & Co.                                            31,743  1,355,109
#   WesBanco, Inc.                                                  680     19,992
#   Westamerica BanCorp.                                            530     27,284
*   Western Alliance Bancorp                                      1,825     38,599
#   Westwood Holdings Group, Inc.                                    77      4,106
#   Willis Group Holdings P.L.C.                                  1,454     65,532
#   Wilshire Bancorp, Inc.                                        1,608     13,620
#   Wintrust Financial Corp.                                      1,001     43,554

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE+
                                                                  ------ -----------
Financials -- (Continued)
#*   World Acceptance Corp.                                         300  $    31,236
     WR Berkley Corp.                                             2,300      100,993
     XL Group P.L.C.                                              4,023      122,983
#    Zions BanCorp.                                               3,500       99,295
                                                                         -----------
Total Financials                                                          20,885,003
                                                                         -----------
Industrials -- (11.5%)
#    3M Co.                                                       1,200      151,020
     AAON, Inc.                                                     960       25,930
     AAR Corp.                                                      800       23,424
#    ABM Industries, Inc.                                           800       22,008
#*   ACCO Brands Corp.                                              759        4,440
#    Acorn Energy, Inc.                                             100          376
#    Actuant Corp. Class A                                        1,900       71,364
#    Acuity Brands, Inc.                                            400       40,204
#    ADT Corp. (The)                                              1,422       61,672
#*   Advisory Board Co. (The)                                       400       27,440
*    AECOM Technology Corp.                                       1,444       45,890
*    Aegion Corp.                                                   700       14,350
#*   Aerovironment, Inc.                                            700       18,977
     AGCO Corp.                                                   1,100       64,218
     Alamo Group, Inc.                                              400       18,876
     Alaska Air Group, Inc.                                       1,600      113,056
#    Albany International Corp. Class A                             486       17,890
#    Allegiant Travel Co.                                           400       41,708
#    Alliant Techsystems, Inc.                                      848       92,322
(d)  Allied Defense Group, Inc. (The)                               300        1,575
#    Altra Holdings, Inc.                                           800       24,296
#    AMERCO                                                         600      121,158
#    American Railcar Industries, Inc.                              600       24,576
#    American Science & Engineering, Inc.                           200       13,156
#*   American Woodmark Corp.                                        490       16,621
     AMETEK, Inc.                                                   675       32,285
     Ampco-Pittsburgh Corp.                                         300        5,523
#    AO Smith Corp.                                               1,700       87,805
#    Apogee Enterprises, Inc.                                     1,000       31,280
     Applied Industrial Technologies, Inc.                          900       42,579
*    ARC Document Solutions, Inc.                                   900        5,616
#    Arkansas Best Corp.                                            600       16,422
#*   Armstrong World Industries, Inc.                               549       29,333
#    Astec Industries, Inc.                                         500       16,905
#*   Astronics Corp.                                                506       24,824
#*   Astronics Corp. Class B                                        101        4,887
#*   Atlas Air Worldwide Holdings, Inc.                             850       31,475
#*   Avis Budget Group, Inc.                                      2,700       84,591
#    AZZ, Inc.                                                      600       26,940
#*   B/E Aerospace, Inc.                                          1,100       89,276
#    Babcock & Wilcox Co. (The)                                   1,200       38,652
#    Barnes Group, Inc.                                           1,620       57,575
     Barrett Business Services, Inc.                                300       24,981
#*   Beacon Roofing Supply, Inc.                                  1,200       41,652
#    Belden, Inc.                                                 1,200       80,712

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
*   Blount International, Inc.                                     500  $  6,090
#*  BlueLinx Holdings, Inc.                                      2,778     5,167
#   Boeing Co. (The)                                             1,000   130,500
    Brady Corp. Class A                                          1,100    32,109
#   Briggs & Stratton Corp.                                      1,200    22,008
    Brink's Co. (The)                                              997    31,306
#*  CAI International, Inc.                                        600    13,134
    Carlisle Cos., Inc.                                          1,000    72,680
*   Casella Waste Systems, Inc. Class A                            700     4,137
#   Caterpillar, Inc.                                            1,000    83,360
    CDI Corp.                                                      700    11,235
#   Ceco Environmental Corp.                                       329     5,807
#   Celadon Group, Inc.                                            500     9,270
#   CH Robinson Worldwide, Inc.                                    300    17,922
    Chicago Bridge & Iron Co. NV                                   112     8,298
#   Cintas Corp.                                                 1,600    86,032
    CIRCOR International, Inc.                                     500    36,885
#   CLARCOR, Inc.                                                  900    52,632
#*  Clean Harbors, Inc.                                            400    24,700
#*  CNH Industrial NV                                              535     6,276
#*  Colfax Corp.                                                   900    50,364
*   Columbus McKinnon Corp.                                        500    13,005
#   Comfort Systems USA, Inc.                                    1,200    22,356
#*  Commercial Vehicle Group, Inc.                                 400     3,148
#   Con-way, Inc.                                                1,428    58,834
*   Consolidated Graphics, Inc.                                    300    19,227
#*  Copart, Inc.                                                   760    24,495
#   Corporate Executive Board Co. (The)                            400    29,160
    Covanta Holding Corp.                                        2,083    35,765
#*  Covenant Transportation Group, Inc. Class A                    100       653
*   CRA International, Inc.                                        300     5,715
    Crane Co.                                                      900    57,150
    CSX Corp.                                                    6,100   158,966
#   Cubic Corp.                                                    600    31,500
#   Cummins, Inc.                                                  300    38,106
#   Curtiss-Wright Corp.                                         1,200    59,736
    Danaher Corp.                                                2,000   144,180
    Deere & Co.                                                    600    49,104
#   Delta Air Lines, Inc.                                        5,168   136,332
#   Deluxe Corp.                                                 1,100    51,799
#*  DigitalGlobe, Inc.                                           1,670    53,139
#   Donaldson Co., Inc.                                            800    31,688
    Dover Corp.                                                  1,000    91,790
#   Dun & Bradstreet Corp. (The)                                   224    24,369
#*  DXP Enterprises, Inc.                                          200    18,380
#*  Dycom Industries, Inc.                                         700    20,755
#   Eastern Co. (The)                                              142     2,350
    Eaton Corp. P.L.C.                                           1,916   135,193
    EMCOR Group, Inc.                                            1,600    59,296
    Emerson Electric Co.                                         1,500   100,455
#   Encore Wire Corp.                                              700    34,671
#*  Energy Recovery, Inc.                                          992     5,793

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
#*  EnerNOC, Inc.                                                   785 $ 13,055
#   EnerSys, Inc.                                                 1,200   79,620
#*  Engility Holdings, Inc.                                         266    8,238
#*  EnPro Industries, Inc.                                          600   35,802
#   Equifax, Inc.                                                   900   58,203
#   ESCO Technologies, Inc.                                         700   25,256
#*  Esterline Technologies Corp.                                    800   64,128
    Exelis, Inc.                                                  5,124   84,495
#   Expeditors International of Washington, Inc.                    700   31,703
#   Exponent, Inc.                                                  300   22,683
#   Fastenal Co.                                                    600   29,880
#*  Federal Signal Corp.                                          1,700   23,273
#   FedEx Corp.                                                   2,068  270,908
*   Flow International Corp.                                        319    1,273
#   Flowserve Corp.                                                 600   41,682
#   Fluor Corp.                                                     785   58,263
    Fortune Brands Home & Security, Inc.                            270   11,632
    Forward Air Corp.                                               500   20,240
*   Franklin Covey Co.                                              700   13,160
#   Franklin Electric Co., Inc.                                   1,000   37,850
#   FreightCar America, Inc.                                        300    6,672
#*  FTI Consulting, Inc.                                          1,200   48,696
*   Fuel Tech, Inc.                                                 600    2,718
#   G&K Services, Inc. Class A                                      500   31,200
#   GATX Corp.                                                    1,400   72,170
#*  GenCorp, Inc.                                                 1,200   20,160
    Generac Holdings, Inc.                                        1,093   53,939
#   General Cable Corp.                                           1,052   34,642
    General Dynamics Corp.                                        1,700  147,271
    General Electric Co.                                         38,178  997,973
#*  Genesee & Wyoming, Inc. Class A                                 800   79,872
#*  Gibraltar Industries, Inc.                                      800   12,808
#   Gorman-Rupp Co. (The)                                           500   20,370
*   GP Strategies Corp.                                             600   16,812
    Graco, Inc.                                                     400   30,904
#*  GrafTech International, Ltd.                                  1,466   13,047
    Graham Corp.                                                    250    9,202
#   Granite Construction, Inc.                                    1,100   35,585
#   Great Lakes Dredge & Dock Corp.                               1,000    8,120
#*  Greenbrier Cos., Inc.                                           700   18,578
#   Griffon Corp.                                                 1,100   13,783
*   H&E Equipment Services, Inc.                                    100    2,503
    Hardinge, Inc.                                                  300    4,437
#   Harsco Corp.                                                  2,094   58,381
#   Heartland Express, Inc.                                       1,500   21,540
#   HEICO Corp.                                                     263   14,065
    HEICO Corp. Class A                                             471   18,360
#*  Heritage-Crystal Clean, Inc.                                     99    1,749
#   Herman Miller, Inc.                                             900   27,306
#*  Hertz Global Holdings, Inc.                                   2,888   66,308
#*  Hexcel Corp.                                                    900   38,079
#*  Hill International, Inc.                                        900    3,096

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
#   HNI Corp.                                                      932  $ 36,208
    Honeywell International, Inc.                                1,400   121,422
#   Houston Wire & Cable Co.                                       221     3,065
#*  Hub Group, Inc. Class A                                        700    25,711
#   Hubbell, Inc. Class A                                          100     9,680
#   Hubbell, Inc. Class B                                          300    32,262
#*  Hudson Global, Inc.                                            700     2,275
    Huntington Ingalls Industries, Inc.                            999    71,478
    Hurco Cos., Inc.                                               200     4,898
*   Huron Consulting Group, Inc.                                   413    24,189
    Hyster-Yale Materials Handling, Inc.                           400    31,376
*   ICF International, Inc.                                        350    12,117
    IDEX Corp.                                                   1,520   105,108
#*  IHS, Inc. Class A                                              300    32,715
*   II-VI, Inc.                                                  1,177    20,080
#   Illinois Tool Works, Inc.                                    1,200    94,548
#   Ingersoll-Rand P.L.C.                                        1,300    87,789
#*  InnerWorkings, Inc.                                            640     6,125
#   Innovative Solutions & Support, Inc.                           400     3,152
    Insteel Industries, Inc.                                       400     6,636
#*  Integrated Electrical Services, Inc.                           500     2,330
#   Interface, Inc.                                              1,285    26,021
#   Iron Mountain, Inc.                                            653    17,331
    ITT Corp.                                                    1,500    59,595
#*  Jacobs Engineering Group, Inc.                                 833    50,663
    JB Hunt Transport Services, Inc.                               420    31,513
#*  JetBlue Airways Corp.                                        7,800    55,302
#   Joy Global, Inc.                                               300    17,025
#   Kaman Corp.                                                    600    22,308
#   Kansas City Southern                                         1,600   194,432
    KAR Auction Services, Inc.                                   1,819    54,061
#   KBR, Inc.                                                      800    27,632
#   Kelly Services, Inc. Class A                                   632    13,183
#   Kennametal, Inc.                                             1,500    69,000
*   Key Technology, Inc.                                           200     2,894
    Kforce, Inc.                                                   856    16,855
#*  Kirby Corp.                                                  1,300   115,037
#   Knight Transportation, Inc.                                  2,000    33,940
#   Knoll, Inc.                                                    628    10,312
*   Korn/Ferry International                                       806    19,183
#   L-3 Communications Holdings, Inc.                            1,600   160,720
#   Landstar System, Inc.                                          400    22,116
#*  Lawson Products, Inc.                                          185     2,427
#*  Layne Christensen Co.                                          500     9,670
    LB Foster Co. Class A                                          200     9,350
#   Lennox International, Inc.                                     560    43,714
    Lincoln Electric Holdings, Inc.                                608    42,098
#   Lindsay Corp.                                                  300    22,803
#*  LMI Aerospace, Inc.                                            300     4,710
#   Lockheed Martin Corp.                                          324    43,202
    LSI Industries, Inc.                                           700     6,447
#   Manitowoc Co., Inc. (The)                                    2,048    39,854

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
#   Manpowergroup, Inc.                                          1,514  $118,243
    Marten Transport, Ltd.                                         900    15,876
#*  MasTec, Inc.                                                 1,477    47,220
    Mastech Holdings, Inc.                                          44       641
#   Matson, Inc.                                                 1,017    27,550
#   McGrath RentCorp                                               700    24,969
#*  Metalico, Inc.                                               1,567     2,570
*   Mfri, Inc.                                                     200     2,368
#*  Middleby Corp.                                                 215    48,945
    Miller Industries, Inc.                                        300     5,622
    Mine Safety Appliances Co.                                   1,000    48,160
#*  Mobile Mini, Inc.                                            1,081    39,046
#*  Moog, Inc. Class A                                           1,100    65,703
#*  Moog, Inc. Class B                                             138     8,346
#   Mueller Industries, Inc.                                     1,100    66,319
    Mueller Water Products, Inc. Class A                         3,445    29,524
#   Multi-Color Corp.                                              432    15,047
*   National Technical Systems, Inc.                               300     6,867
#*  Navigant Consulting, Inc.                                    1,100    19,085
#   NL Industries, Inc.                                            941    10,972
#   Nordson Corp.                                                  400    28,836
#   Norfolk Southern Corp.                                       3,180   273,544
    Northrop Grumman Corp.                                       1,795   192,980
*   Northwest Pipe Co.                                             100     3,603
*   Old Dominion Freight Line, Inc.                              1,800    84,420
#   Omega Flex, Inc.                                               169     3,437
*   On Assignment, Inc.                                          1,100    37,169
#*  Orbital Sciences Corp.                                       1,000    23,070
*   Orion Energy Systems, Inc.                                     900     3,825
#*  Orion Marine Group, Inc.                                     1,000    12,500
*   Oshkosh Corp.                                                1,336    63,580
*   Owens Corning                                                2,256    81,058
#   PACCAR, Inc.                                                   350    19,460
    PAM Transportation Services, Inc.                              300     5,220
*   Park-Ohio Holdings Corp.                                       200     8,282
    Parker Hannifin Corp.                                          500    58,360
*   Patrick Industries, Inc.                                       117     3,660
    Pentair, Ltd.                                                2,088   140,084
*   PGT, Inc.                                                      148     1,547
#   Pitney Bowes, Inc.                                             300     6,402
#*  PMFG, Inc.                                                     256     2,007
#*  Powell Industries, Inc.                                        300    18,849
#*  PowerSecure International, Inc.                                500     9,040
#   Precision Castparts Corp.                                      200    50,690
#   Preformed Line Products Co.                                    191    16,048
    Primoris Services Corp.                                        847    22,056
#   Quad/Graphics, Inc.                                            200     6,984
#   Quanex Building Products Corp.                               1,000    17,780
#*  Quanta Services, Inc.                                        1,500    45,315
#   Raven Industries, Inc.                                         600    20,016
#   Raytheon Co.                                                 1,600   131,792
#*  RBC Bearings, Inc.                                             700    48,153

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
#   RCM Technologies, Inc.                                         400  $  2,580
#   Regal-Beloit Corp.                                           1,000    73,330
#*  Republic Airways Holdings, Inc.                              1,000    11,780
    Republic Services, Inc.                                      2,910    97,398
*   Roadrunner Transportation Systems, Inc.                        799    21,173
#   Robert Half International, Inc.                                500    19,265
#   Rockwell Automation, Inc.                                      500    55,205
#   Rockwell Collins, Inc.                                         500    34,915
#   Rollins, Inc.                                                1,060    29,298
    Roper Industries, Inc.                                       1,300   164,853
#   RR Donnelley & Sons Co.                                      3,900    72,423
#*  Rush Enterprises, Inc. Class A                                 750    21,465
    Ryder System, Inc.                                           1,300    85,579
#*  Saia, Inc.                                                     450    14,638
    Simpson Manufacturing Co., Inc.                              1,400    49,630
#   SkyWest, Inc.                                                  900    13,536
    SL Industries, Inc.                                            200     5,400
    Snap-on, Inc.                                                1,000   104,070
#*  Spirit Aerosystems Holdings, Inc. Class A                    1,500    40,035
*   Spirit Airlines, Inc.                                          800    34,520
#   SPX Corp.                                                      746    67,670
#   Standex International Corp.                                    300    18,453
    Stanley Black & Decker, Inc.                                 1,100    86,999
#   Steelcase, Inc. Class A                                      2,300    37,697
#*  Stericycle, Inc.                                               300    34,860
#   Sun Hydraulics Corp.                                           462    18,332
#*  Swift Transportation Co.                                     1,700    37,043
#   Sypris Solutions, Inc.                                         700     2,233
#   TAL International Group, Inc.                                  900    43,479
#*  Taser International, Inc.                                    1,471    26,140
#*  Team, Inc.                                                     500    18,645
#*  Tecumseh Products Co. Class A                                  300     2,340
*   Teledyne Technologies, Inc.                                    800    71,056
#   Tennant Co.                                                    300    18,207
#*  Terex Corp.                                                  1,939    67,768
#*  Tetra Tech, Inc.                                             1,600    41,808
#   Textainer Group Holdings, Ltd.                                 800    30,320
#   Textron, Inc.                                                2,314    66,620
    Timken Co.                                                   1,100    58,091
#   Titan International, Inc.                                      755    10,947
#*  Titan Machinery, Inc.                                          261     4,604
#   Toro Co. (The)                                                 400    23,576
    Towers Watson & Co. Class A                                    400    45,924
    TransDigm Group, Inc.                                          100    14,541
#*  Trex Co., Inc.                                                 222    15,589
#*  Trimas Corp.                                                   456    17,264
    Trinity Industries, Inc.                                     1,900    96,197
#   Triumph Group, Inc.                                          1,120    80,248
*   TrueBlue, Inc.                                                 575    14,202
*   Tutor Perini Corp.                                             624    14,321
#   Twin Disc, Inc.                                                400    10,348
    Tyco International, Ltd.                                     1,405    51,353

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
*   Ultralife Corp.                                                400  $     1,560
    UniFirst Corp.                                                 440       45,241
    Union Pacific Corp.                                          2,900      439,060
#*  United Continental Holdings, Inc.                            1,700       57,715
#   United Parcel Service, Inc. Class B                          1,100      108,064
#*  United Rentals, Inc.                                           425       27,451
#   United Stationers, Inc.                                        900       39,996
    United Technologies Corp.                                    1,655      175,844
#   Universal Forest Products, Inc.                                600       31,752
#   Universal Truckload Services, Inc.                             325        8,664
    URS Corp.                                                    1,700       92,174
#*  US Airways Group, Inc.                                       1,900       41,743
#   US Ecology, Inc.                                               400       14,220
#*  USG Corp.                                                    1,447       39,518
#   UTi Worldwide, Inc.                                          1,678       25,506
#   Valmont Industries, Inc.                                       500       70,250
*   Verisk Analytics, Inc. Class A                                 350       23,982
*   Versar, Inc.                                                   300        1,419
    Viad Corp.                                                     600       16,020
*   Vicor Corp.                                                    655        5,771
#*  Virco Manufacturing Corp.                                      285          579
#*  Volt Information Sciences, Inc.                                900        7,830
#*  Wabash National Corp.                                          600        6,996
*   WABCO Holdings, Inc.                                           200       17,136
#   Wabtec Corp.                                                   600       39,114
#   Waste Connections, Inc.                                      2,000       85,480
#   Waste Management, Inc.                                       1,174       51,116
    Watsco, Inc.                                                   400       38,116
#   Watts Water Technologies, Inc. Class A                         800       46,224
#   Werner Enterprises, Inc.                                     1,700       39,372
*   Wesco Aircraft Holdings, Inc.                                   52          953
#*  WESCO International, Inc.                                      649       55,463
    Woodward, Inc.                                               1,000       40,090
    WW Grainger, Inc.                                              120       32,276
#   Xylem, Inc.                                                  1,471       50,749
                                                                        -----------
Total Industrials                                                        14,813,386
                                                                        -----------
Information Technology -- (9.7%)
#*  3D Systems Corp.                                               900       56,016
    Accenture P.L.C. Class A                                       500       36,750
#*  ACI Worldwide, Inc.                                            561       30,922
*   Acxiom Corp.                                                 2,300       76,429
#*  ADDvantage Technologies Group, Inc.                            400        1,060
*   Adobe Systems, Inc.                                            824       44,661
#   ADTRAN, Inc.                                                   600       14,088
#*  Advanced Energy Industries, Inc.                             1,100       22,968
#*  Advanced Micro Devices, Inc.                                 3,816       12,745
#   Advent Software, Inc.                                          859       28,819
#*  Akamai Technologies, Inc.                                      612       27,381
#*  Alliance Data Systems Corp.                                    100       23,706
    Altera Corp.                                                   500       16,800
    Amdocs, Ltd.                                                 1,200       46,140

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
    American Software, Inc. Class A                                 900 $  7,875
#*  Amkor Technology, Inc.                                        4,400   23,364
    Amphenol Corp. Class A                                          600   48,174
*   Amtech Systems, Inc.                                            400    3,200
#   Analog Devices, Inc.                                          1,343   66,210
#*  Anaren, Inc.                                                    500   12,490
*   Anixter International, Inc.                                     736   62,921
#*  ANSYS, Inc.                                                     300   26,235
#   AOL, Inc.                                                     2,187   79,257
    Apple, Inc.                                                   1,600  835,760
#*  Applied Micro Circuits Corp.                                  1,196   13,945
#*  ARRIS Group, Inc.                                             2,960   52,866
*   Arrow Electronics, Inc.                                       1,426   68,477
*   Aspen Technology, Inc.                                        1,102   42,129
#*  Atmel Corp.                                                   1,400   10,192
*   ATMI, Inc.                                                      900   24,606
#*  Autodesk, Inc.                                                  700   27,937
    Automatic Data Processing, Inc.                               1,000   74,970
    Avago Technologies, Ltd.                                        600   27,258
#*  Aviat Networks, Inc.                                            210      433
#   Avnet, Inc.                                                   1,633   64,830
    AVX Corp.                                                     3,100   41,075
#   Aware, Inc.                                                     900    4,707
*   AXT, Inc.                                                       300      678
#   Badger Meter, Inc.                                              300   15,603
*   Benchmark Electronics, Inc.                                   1,800   40,914
#   Black Box Corp.                                                 600   15,024
#   Blackbaud, Inc.                                                 350   12,600
#*  Blucora, Inc.                                                 1,000   23,630
#*  Bottomline Technologies de, Inc.                                822   25,827
    Broadcom Corp. Class A                                        1,212   32,385
    Broadridge Financial Solutions, Inc.                            813   28,585
*   Brocade Communications Systems, Inc.                          4,903   39,322
    Brooks Automation, Inc.                                       1,100   10,604
#*  Bsquare Corp.                                                   300      966
#*  BTU International, Inc.                                         300      993
    CA, Inc.                                                      1,700   53,992
#*  Cabot Microelectronics Corp.                                    600   24,534
#*  CACI International, Inc. Class A                                606   43,620
#*  Cadence Design Systems, Inc.                                    600    7,782
#*  CalAmp Corp.                                                    500   11,765
*   Calix, Inc.                                                     993   10,099
*   Cardtronics, Inc.                                               413   16,210
#*  Ceva, Inc.                                                       95    1,361
*   Checkpoint Systems, Inc.                                        567    9,650
#*  Cirrus Logic, Inc.                                              417    9,353
    Cisco Systems, Inc.                                          14,702  330,795
*   Citrix Systems, Inc.                                            400   22,712
#   Cognex Corp.                                                  2,280   71,250
*   Cognizant Technology Solutions Corp. Class A                    400   34,772
#   Coherent, Inc.                                                  700   46,333
    Cohu, Inc.                                                      600    5,736

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
#*  CommVault Systems, Inc.                                        200  $ 15,616
    Computer Sciences Corp.                                      2,500   123,150
    Computer Task Group, Inc.                                      500     8,565
    Compuware Corp.                                              3,943    42,111
    Comtech Telecommunications Corp.                               587    17,622
#*  Concur Technologies, Inc.                                      600    62,760
#   Convergys Corp.                                              2,800    55,272
*   CoreLogic, Inc.                                              2,743    91,260
#*  CoStar Group, Inc.                                             383    67,787
#*  Cray, Inc.                                                     985    22,025
#*  Cree, Inc.                                                   1,761   106,981
#*  Crexendo, Inc.                                                 200       620
#   CSG Systems International, Inc.                                860    23,960
#*  CyberOptics Corp.                                              300     1,521
#   Cypress Semiconductor Corp.                                    256     2,376
#   Daktronics, Inc.                                               587     7,021
#*  Dealertrack Technologies, Inc.                               1,000    37,300
#   Diebold, Inc.                                                1,200    35,952
#   Digimarc Corp.                                                 128     2,696
*   Diodes, Inc.                                                   900    21,798
*   DSP Group, Inc.                                                600     4,470
#   DST Systems, Inc.                                              620    52,557
#*  Dynamics Research Corp.                                        300     2,220
#   EarthLink, Inc.                                              3,100    15,686
*   eBay, Inc.                                                   2,200   115,962
#   Ebix, Inc.                                                     762     8,672
*   EchoStar Corp. Class A                                         422    20,239
    Electro Rent Corp.                                             677    12,281
    Electro Scientific Industries, Inc.                            800     9,584
#*  Electronic Arts, Inc.                                        1,500    39,375
*   Electronics for Imaging, Inc.                                1,016    34,859
    EMC Corp.                                                    4,800   115,536
#*  Emcore Corp.                                                   300     1,599
*   Emulex Corp.                                                 1,500    11,295
#*  Entegris, Inc.                                               3,153    32,634
*   Envestnet, Inc.                                                684    24,829
#   EPIQ Systems, Inc.                                             900    13,464
    ePlus, Inc.                                                    109     5,925
#*  Equinix, Inc.                                                  238    38,432
#*  Euronet Worldwide, Inc.                                      1,400    60,760
*   Exar Corp.                                                   1,140    13,144
#*  ExlService Holdings, Inc.                                      500    14,455
*   Extreme Networks                                             2,847    15,260
#*  F5 Networks, Inc.                                              300    24,453
*   Fabrinet                                                       700    11,718
#   FactSet Research Systems, Inc.                                 100    10,894
    Fair Isaac Corp.                                               900    51,552
#*  Fairchild Semiconductor International, Inc.                  3,216    40,747
#*  FalconStor Software, Inc.                                      700     1,036
*   FARO Technologies, Inc.                                        300    14,250
    FEI Co.                                                        800    71,264
    Fidelity National Information Services, Inc.                 4,349   212,014

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
#*  Finisar Corp.                                                2,200  $ 50,622
#*  First Solar, Inc.                                            1,130    56,805
*   Fiserv, Inc.                                                 1,500   157,095
    FLIR Systems, Inc.                                             800    22,784
#   Forrester Research, Inc.                                       400    15,524
#*  Fortinet, Inc.                                                 500    10,055
    Frequency Electronics, Inc.                                    300     3,333
*   Gartner, Inc.                                                  300    17,685
*   Genpact, Ltd.                                                2,845    56,416
    Global Payments, Inc.                                          675    40,149
#*  Globecomm Systems, Inc.                                        600     8,418
*   Google, Inc. Class A                                           400   412,232
#*  Guidewire Software, Inc.                                       500    25,360
    Harris Corp.                                                   300    18,588
#   Heartland Payment Systems, Inc.                                628    25,403
    Hewlett-Packard Co.                                          5,074   123,653
#*  Hittite Microwave Corp.                                        617    39,420
    IAC/InterActiveCorp                                          1,207    64,442
#*  ID Systems, Inc.                                               400     2,080
*   Identive Group, Inc.                                         1,108       709
#*  Ikanos Communications, Inc.                                    410       537
*   Imation Corp.                                                  400     1,860
*   Immersion Corp.                                                800    10,176
#*  Infinera Corp.                                               1,900    19,399
#*  Informatica Corp.                                              400    15,440
*   Ingram Micro, Inc. Class A                                   2,108    48,842
#*  Innodata, Inc.                                                 200       480
*   Insight Enterprises, Inc.                                      900    18,963
*   Integrated Device Technology, Inc.                           3,014    32,069
#*  Interactive Intelligence Group, Inc.                           200    12,290
#   InterDigital, Inc.                                             694    26,892
#*  Internap Network Services Corp.                              1,600    11,632
    International Business Machines Corp.                        2,200   394,262
#*  International Rectifier Corp.                                1,127    29,347
#*  Interphase Corp.                                               200       814
#   Intersil Corp. Class A                                       3,200    35,712
#*  Intevac, Inc.                                                  700     3,570
*   IntraLinks Holdings, Inc.                                       96       997
#*  IntriCon Corp.                                                 200       886
#   Intuit, Inc.                                                   400    28,564
#   IPG Photonics Corp.                                            260    17,230
#*  Itron, Inc.                                                  1,000    42,670
#*  Ixia                                                         1,573    22,305
    j2 Global, Inc.                                              1,050    57,729
#   Jabil Circuit, Inc.                                          1,000    20,860
#   Jack Henry & Associates, Inc.                                1,056    57,668
#*  JDS Uniphase Corp.                                           1,700    22,253
#*  Juniper Networks, Inc.                                       1,189    22,163
#   KLA-Tencor Corp.                                               900    59,040
#*  Kulicke & Soffa Industries, Inc.                             1,300    16,770
*   Lam Research Corp.                                           2,587   140,293
*   Lattice Semiconductor Corp.                                  2,800    14,364

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
#   Leidos Holdings, Inc.                                           748 $ 35,223
    Lender Processing Services, Inc.                                542   18,710
#   Lexmark International, Inc. Class A                           1,000   35,550
#   Linear Technology Corp.                                         740   30,444
#*  Lionbridge Technologies, Inc.                                   322    1,404
    Littelfuse, Inc.                                                600   51,018
#*  LoJack Corp.                                                    600    2,628
    LSI Corp.                                                     1,600   13,568
*   Magnachip Semiconductor Corp.                                   652   12,186
*   Manhattan Associates, Inc.                                      320   34,083
#   ManTech International Corp. Class A                             600   16,764
    Mastercard, Inc. Class A                                        200  143,420
#   Maxim Integrated Products, Inc.                               1,178   34,987
    MAXIMUS, Inc.                                                 1,600   77,520
#*  Measurement Specialties, Inc.                                   500   27,865
    Mentor Graphics Corp.                                         3,300   72,864
    Methode Electronics, Inc.                                       707   18,085
    Micrel, Inc.                                                    552    5,078
#   Microchip Technology, Inc.                                      600   25,776
#*  Micron Technology, Inc.                                      10,475  185,198
#*  MICROS Systems, Inc.                                            200   10,850
*   Microsemi Corp.                                               2,307   57,975
    Microsoft Corp.                                              14,200  501,970
#   MKS Instruments, Inc.                                         1,500   44,460
*   ModusLink Global Solutions, Inc.                                900    3,708
    Molex, Inc. Class A                                             882   33,957
#   Monolithic Power Systems, Inc.                                1,260   40,118
#   Monotype Imaging Holdings, Inc.                                 800   22,576
#*  Monster Worldwide, Inc.                                       3,200   13,824
    Motorola Solutions, Inc.                                        347   21,694
*   Move, Inc.                                                      523    8,875
#   MTS Systems Corp.                                               300   19,596
#*  Multi-Fineline Electronix, Inc.                                 800   10,728
#*  NAPCO Security Technologies, Inc.                               600    3,372
#   National Instruments Corp.                                    1,500   43,575
*   NCR Corp.                                                       800   29,240
#   NetApp, Inc.                                                    600   23,286
#*  NETGEAR, Inc.                                                   825   23,727
*   Netscout Systems, Inc.                                        1,100   31,152
#*  NetSuite, Inc.                                                  348   35,106
#*  NeuStar, Inc. Class A                                           700   32,144
#*  Newport Corp.                                                   800   12,696
#   NIC, Inc.                                                       700   17,234
#*  Oclaro, Inc.                                                    500    1,020
#*  OmniVision Technologies, Inc.                                   800   11,208
#*  ON Semiconductor Corp.                                        3,364   23,750
    Oracle Corp.                                                  6,000  201,000
*   OSI Systems, Inc.                                               500   36,420
*   PAR Technology Corp.                                            400    2,224
#   Park Electrochemical Corp.                                      600   16,830
#   Paychex, Inc.                                                   800   33,808
    PC Connection, Inc.                                           1,000   19,990

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
    PC-Tel, Inc.                                                   700  $  6,447
#*  PCM, Inc.                                                      400     4,208
#*  PDF Solutions, Inc.                                            800    18,376
*   Performance Technologies, Inc.                                 400     1,240
#*  Planar Systems, Inc.                                           569     1,189
    Plantronics, Inc.                                              800    34,352
#*  Plexus Corp.                                                   700    26,796
*   PMC - Sierra, Inc.                                           4,949    29,051
#*  Polycom, Inc.                                                1,800    18,720
#   Power Integrations, Inc.                                       428    24,584
#*  Progress Software Corp.                                      1,500    38,940
#*  PROS Holdings, Inc.                                            183     6,469
*   PTC, Inc.                                                      700    19,404
#   QAD, Inc. Class B                                              101     1,273
*   QLIK Technologies, Inc.                                        390     9,883
*   QLogic Corp.                                                 1,500    18,525
    QUALCOMM, Inc.                                               3,200   222,304
*   Qumu Corp.                                                     400     5,992
#*  Rackspace Hosting, Inc.                                        300    15,369
#*  Rambus, Inc.                                                 2,047    17,891
*   RealNetworks, Inc.                                           1,200     9,204
#*  Red Hat, Inc.                                                  800    34,616
*   Reis, Inc.                                                     200     3,598
*   Responsys, Inc.                                                391     6,389
#*  RF Micro Devices, Inc.                                       3,801    19,955
#*  Rofin-Sinar Technologies, Inc.                                 400    10,500
#*  Rogers Corp.                                                   400    24,384
#*  Rovi Corp.                                                     515     8,631
#*  Rubicon Technology, Inc.                                       590     5,074
#*  Rudolph Technologies, Inc.                                   1,000    10,600
#*  Salesforce.com, Inc.                                           500    26,680
#   SanDisk Corp.                                                1,900   132,050
*   Sanmina Corp.                                                1,100    16,016
*   Sapient Corp.                                                2,855    45,138
*   ScanSource, Inc.                                               700    26,922
#   Science Applications International Corp.                       427    15,052
*   Seachange International, Inc.                                  516     7,322
#   Seagate Technology P.L.C.                                      640    31,155
#*  Semtech Corp.                                                1,100    34,221
#*  ServiceSource International, Inc.                               89       963
*   Sigma Designs, Inc.                                            300     1,632
#*  Silicon Laboratories, Inc.                                     700    28,154
*   Skyworks Solutions, Inc.                                       600    15,468
#*  SolarWinds, Inc.                                               200     7,238
#*  Sonus Networks, Inc.                                         5,500    16,500
#*  SS&C Technologies Holdings, Inc.                             1,365    53,644
*   Stamps.com, Inc.                                               300    13,632
#*  StarTek, Inc.                                                  300     1,878
#*  Stratasys, Ltd.                                                200    22,646
*   SunEdison, Inc.                                              4,656    43,301
#*  SunPower Corp.                                               1,332    40,213
    Supertex, Inc.                                                 200     5,102

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Information Technology -- (Continued)
*   support.com, Inc.                                            1,000  $     4,460
#*  Sykes Enterprises, Inc.                                      1,080       20,218
    Symantec Corp.                                                 700       15,918
#*  Synaptics, Inc.                                                750       34,875
#*  Synchronoss Technologies, Inc.                                 162        5,608
#*  SYNNEX Corp.                                                   900       55,170
*   Synopsys, Inc.                                               1,853       67,542
    Syntel, Inc.                                                   300       25,752
#*  Take-Two Interactive Software, Inc.                          2,201       39,420
    TE Connectivity, Ltd.                                        1,113       57,308
*   Tech Data Corp.                                              1,200       62,472
*   Telenav, Inc.                                                  500        3,625
#*  TeleTech Holdings, Inc.                                      1,009       26,708
#   Tellabs, Inc.                                                5,900       14,396
#*  Teradata Corp.                                                 800       35,256
#*  Teradyne, Inc.                                               2,728       47,713
#   Tessco Technologies, Inc.                                      150        5,315
#   Tessera Technologies, Inc.                                   1,453       27,636
#   Texas Instruments, Inc.                                      1,900       79,952
#*  TIBCO Software, Inc.                                           600       14,736
#   Transact Technologies, Inc.                                    400        5,516
#*  Trimble Navigation, Ltd.                                       900       25,713
#*  TriQuint Semiconductor, Inc.                                 3,000       23,790
*   TTM Technologies, Inc.                                       1,700       14,875
#*  Tyler Technologies, Inc.                                       400       38,684
#*  Ultratech, Inc.                                                600       14,274
#*  Unisys Corp.                                                   810       21,343
    United Online, Inc.                                          2,200       19,008
#*  ValueClick, Inc.                                             1,430       27,470
#*  Veeco Instruments, Inc.                                        700       20,447
*   Verint Systems, Inc.                                           500       18,260
#*  VeriSign, Inc.                                                 500       27,140
#*  ViaSat, Inc.                                                 1,000       66,120
#*  Viasystems Group, Inc.                                         180        2,700
#*  Video Display Corp.                                            300        1,086
#*  Virtusa Corp.                                                  632       19,643
#   Visa, Inc. Class A                                           1,400      275,338
#*  Vishay Intertechnology, Inc.                                 3,100       38,037
#*  VistaPrint NV                                                  519       28,052
#*  Web.com Group, Inc.                                            966       26,034
#*  WebMD Health Corp.                                             412       14,511
    Western Digital Corp.                                        2,700      188,001
#*  WEX, Inc.                                                      500       46,675
#   Xilinx, Inc.                                                   800       36,336
*   XO Group, Inc.                                                 900       12,492
#   Xyratex, Ltd.                                                  789        7,843
#*  Yahoo!, Inc.                                                 5,300      174,529
*   Zebra Technologies Corp. Class A                               849       41,015
#*  Zix Corp.                                                    1,300        5,304
                                                                        -----------
Total Information Technology                                             12,542,591
                                                                        -----------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Materials -- (4.1%)
#   A Schulman, Inc.                                               719  $ 23,813
#*  AEP Industries, Inc.                                           200    11,884
    Air Products & Chemicals, Inc.                                 500    54,505
#   Airgas, Inc.                                                 1,000   109,070
#   Albemarle Corp.                                                300    19,857
    Allegheny Technologies, Inc.                                   843    27,903
#   AMCOL International Corp.                                      711    22,809
#   American Vanguard Corp.                                        800    20,880
#   Aptargroup, Inc.                                             1,200    76,992
    Ashland, Inc.                                                1,241   114,855
    Avery Dennison Corp.                                         1,602    75,486
#   Axiall Corp.                                                 1,023    39,784
#   Ball Corp.                                                     600    29,334
#   Bemis Co., Inc.                                              2,200    87,780
#   Cabot Corp.                                                  1,200    55,932
*   Calgon Carbon Corp.                                          1,200    23,940
#   Carpenter Technology Corp.                                     800    47,464
#   Celanese Corp. Series A                                        500    28,005
#*  Century Aluminum Co.                                         2,502    21,717
    CF Industries Holdings, Inc.                                   400    86,240
*   Chemtura Corp.                                               2,194    53,753
#*  Clearwater Paper Corp.                                         600    31,332
#   Cliffs Natural Resources, Inc.                               1,248    32,049
#*  Coeur d'Alene Mines Corp.                                    1,988    24,274
#   Commercial Metals Co.                                        3,400    62,424
#   Compass Minerals International, Inc.                           300    22,341
#*  Core Molding Technologies, Inc.                                300     3,240
*   Crown Holdings, Inc.                                           500    21,800
#   Cytec Industries, Inc.                                       1,100    91,399
#   Deltic Timber Corp.                                            300    19,164
    Domtar Corp.                                                   802    67,937
    Dow Chemical Co. (The)                                       3,400   134,198
    Eagle Materials, Inc.                                        1,100    82,511
    Eastman Chemical Co.                                           400    31,516
#   Ecolab, Inc.                                                   592    62,752
#   EI du Pont de Nemours & Co.                                  1,400    85,680
*   Ferro Corp.                                                  2,200    28,226
    FMC Corp.                                                      600    43,656
    Freeport-McMoRan Copper & Gold, Inc.                         2,808   103,222
#   Friedman Industries, Inc.                                      300     2,976
#   FutureFuel Corp.                                               180     3,134
    Globe Specialty Metals, Inc.                                 1,322    23,188
*   Graphic Packaging Holding Co.                                5,411    45,452
#   Greif, Inc. Class A                                            600    32,094
    Greif, Inc. Class B                                            234    13,303
#   Hawkins, Inc.                                                  233     8,390
#   Haynes International, Inc.                                     259    13,960
#   HB Fuller Co.                                                1,200    57,444
#   Hecla Mining Co.                                             6,909    21,556
#*  Horsehead Holding Corp.                                        233     3,381
    Huntsman Corp.                                               2,700    62,694
    Innophos Holdings, Inc.                                        408    20,449

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Materials -- (Continued)
    Innospec, Inc.                                                 558  $ 25,702
#   International Flavors & Fragrances, Inc.                       300    24,795
    International Paper Co.                                      2,500   111,525
#   Intrepid Potash, Inc.                                          917    13,617
#   Kaiser Aluminum Corp.                                          500    33,725
#   KapStone Paper and Packaging Corp.                           1,400    72,744
#   KMG Chemicals, Inc.                                            300     5,994
#*  Kraton Performance Polymers, Inc.                              400     8,508
    Kronos Worldwide, Inc.                                         564     8,748
*   Landec Corp.                                                   800     9,368
*   Louisiana-Pacific Corp.                                      3,715    63,192
    LyondellBasell Industries NV Class A                           962    71,765
#   Martin Marietta Materials, Inc.                                747    73,273
    Materion Corp.                                                 491    14,637
#   MeadWestvaco Corp.                                           2,000    69,700
    Minerals Technologies, Inc.                                  1,200    67,956
    Monsanto Co.                                                   900    94,392
    Mosaic Co. (The)                                               960    44,016
    Myers Industries, Inc.                                         775    13,811
#   NewMarket Corp.                                                300    93,408
#   Newmont Mining Corp.                                         2,600    70,876
#   Nucor Corp.                                                  1,975   102,246
#   Olin Corp.                                                   1,700    38,267
#   Olympic Steel, Inc.                                            300     8,211
#*  OM Group, Inc.                                                 900    30,600
*   Owens-Illinois, Inc.                                         1,196    38,021
    Packaging Corp. of America                                   1,220    75,982
#*  Penford Corp.                                                  200     2,720
#   PH Glatfelter Co.                                              800    20,960
    PolyOne Corp.                                                2,422    73,387
    PPG Industries, Inc.                                           340    62,077
#   Praxair, Inc.                                                  400    49,884
#   Quaker Chemical Corp.                                          400    30,364
    Reliance Steel & Aluminum Co.                                1,607   117,777
    Rock Tenn Co. Class A                                          827    88,497
    Rockwood Holdings, Inc.                                      1,200    75,900
#   Royal Gold, Inc.                                               800    38,432
    RPM International, Inc.                                      2,900   112,288
#*  RTI International Metals, Inc.                                 400    13,560
#   Schnitzer Steel Industries, Inc. Class A                       600    17,424
    Scotts Miracle-Gro Co. (The) Class A                           300    17,616
    Sealed Air Corp.                                             2,662    80,339
#   Sensient Technologies Corp.                                  1,248    65,058
    Sherwin-Williams Co. (The)                                     200    37,600
    Silgan Holdings, Inc.                                          600    27,042
#   Sonoco Products Co.                                          1,434    58,278
    Steel Dynamics, Inc.                                         3,710    66,669
#   Stepan Co.                                                     600    35,322
*   Stillwater Mining Co.                                        2,900    31,639
*   SunCoke Energy, Inc.                                           938    18,760
#*  Texas Industries, Inc.                                         700    37,590
    Tredegar Corp.                                                 800    23,376

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                    SHARES   VALUE+
                                                                    ------ ----------
Materials -- (Continued)
#*     United States Lime & Minerals, Inc.                             200 $   11,112
#      United States Steel Corp.                                     2,069     51,497
#      US Silica Holdings, Inc.                                        438     15,251
       Valspar Corp. (The)                                             500     34,985
#      Vulcan Materials Co.                                          1,494     80,004
#      Walter Energy, Inc.                                             300      4,767
#      Wausau Paper Corp.                                            1,700     19,890
#      Westlake Chemical Corp.                                       1,281    137,605
       Worthington Industries, Inc.                                  1,900     77,026
*      WR Grace & Co.                                                  400     36,664
*      Zoltek Cos., Inc.                                               900     15,030
                                                                           ----------
Total Materials                                                             5,259,214
                                                                           ----------
Other -- (0.0%)
(d)*   Brooklyn Federal Bancorp, Inc. Escrow Shares                    100         --
(d)#*  Gerber Scientific, Inc. Escrow Shares                           900         --
(d)*   Softbrands, Inc. Escrow Shares                                  600         --
                                                                           ----------
Total Other                                                                        --
                                                                           ----------
Telecommunication Services -- (1.7%)
#      Alteva                                                           86        658
       AT&T, Inc.                                                   31,480  1,139,576
#      Atlantic Tele-Network, Inc.                                     400     22,168
*      Cbeyond, Inc.                                                    60        386
#      CenturyLink, Inc.                                             3,600    121,896
*      Cincinnati Bell, Inc.                                         3,500     10,010
#      Consolidated Communications Holdings, Inc.                      642     11,960
*      Crown Castle International Corp.                                400     30,408
#      Frontier Communications Corp.                                13,649     60,192
*      General Communication, Inc. Class A                           1,100     10,461
#      HickoryTech Corp.                                               250      3,345
#      IDT Corp. Class B                                               504     11,033
#      Inteliquent, Inc.                                               300      3,855
#*     Iridium Communications, Inc.                                  1,497      9,027
#*     Leap Wireless International, Inc.                             2,100     33,810
#      Lumos Networks Corp.                                            200      4,402
#*     NII Holdings, Inc.                                              900      3,096
*      ORBCOMM, Inc.                                                 1,200      7,236
*      Premiere Global Services, Inc.                                1,000      9,010
#      PTGi Holding, Inc.                                               69        243
*      SBA Communications Corp. Class A                                500     43,735
#*     Sprint Corp.                                                  8,034     54,069
#*     Straight Path Communications, Inc. Class B                      251      1,370
#      T-Mobile US, Inc.                                               916     25,401
       Telephone & Data Systems, Inc.                                2,313     72,119
#*     tw telecom, Inc.                                                900     28,368
#      United States Cellular Corp.                                    324     15,682
       Verizon Communications, Inc.                                  8,600    434,386
#*     Vonage Holdings Corp.                                           115        429
#      Windstream Holdings, Inc.                                     2,887     24,684
                                                                           ----------
Total Telecommunication Services                                            2,193,015
                                                                           ----------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Utilities -- (1.7%)
#   AGL Resources, Inc.                                            500  $ 23,930
#   ALLETE, Inc.                                                   600    30,318
#   Alliant Energy Corp.                                           400    20,888
#   Ameren Corp.                                                   900    32,562
#   American Electric Power Co., Inc.                              600    28,104
#   American States Water Co.                                      600    17,088
    American Water Works Co., Inc.                                 300    12,861
#   Aqua America, Inc.                                           1,625    40,918
#   Atmos Energy Corp.                                             700    30,989
#   Avista Corp.                                                   800    22,232
#   Black Hills Corp.                                              700    35,504
#   California Water Service Group                                 600    13,080
    CenterPoint Energy, Inc.                                     1,600    39,360
#   Chesapeake Utilities Corp.                                     241    13,113
    Cleco Corp.                                                    800    37,072
#   Consolidated Edison, Inc.                                      400    23,288
    Dominion Resources, Inc.                                     1,200    76,500
    DTE Energy Co.                                                 700    48,398
#   Duke Energy Corp.                                            1,596   114,481
    Edison International                                           700    34,321
    El Paso Electric Co.                                           800    28,136
    Empire District Electric Co. (The)                             500    11,245
#   Entergy Corp.                                                  300    19,416
#   Exelon Corp.                                                 1,149    32,792
#   FirstEnergy Corp.                                              500    18,935
#*  Genie Energy, Ltd. Class B                                     400     4,132
    Great Plains Energy, Inc.                                    1,400    32,816
#   Hawaiian Electric Industries, Inc.                           1,100    29,227
#   IDACORP, Inc.                                                  600    30,960
    Integrys Energy Group, Inc.                                    200    11,736
#   ITC Holdings Corp.                                             230    23,136
    Laclede Group, Inc. (The)                                      300    14,121
#   MGE Energy, Inc.                                               400    22,524
#   Middlesex Water Co.                                            300     6,219
    National Fuel Gas Co.                                          300    21,465
    New Jersey Resources Corp.                                     500    23,015
    NextEra Energy, Inc.                                           900    76,275
#   NiSource, Inc.                                               1,000    31,520
#   Northeast Utilities                                            787    33,754
#   Northwest Natural Gas Co.                                      400    17,372
    NorthWestern Corp.                                             500    22,920
#   NRG Energy, Inc.                                             4,925   140,510
    NV Energy, Inc.                                              1,100    26,114
    OGE Energy Corp.                                               800    29,520
#   ONEOK, Inc.                                                  1,284    72,546
#   Ormat Technologies, Inc.                                       900    23,463
#   Otter Tail Corp.                                               600    17,898
    PG&E Corp.                                                     600    25,110
    Piedmont Natural Gas Co., Inc.                                 800    27,312
#   Pinnacle West Capital Corp.                                    300    16,809
    PNM Resources, Inc.                                          1,400    33,488
#   Portland General Electric Co.                                  700    20,090

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                    SHARES      VALUE+
                                                                   --------- ------------
Utilities -- (Continued)
      PPL Corp.                                                          800 $     24,504
#     Public Service Enterprise Group, Inc.                              900       30,150
      Questar Corp.                                                    2,700       63,882
      SCANA Corp.                                                        400       18,652
      Sempra Energy                                                      400       36,456
#     SJW Corp.                                                          600       16,938
#     South Jersey Industries, Inc.                                      400       23,820
#     Southern Co. (The)                                               1,400       57,274
      Southwest Gas Corp.                                                600       32,556
#     TECO Energy, Inc.                                                  760       13,049
#     UGI Corp.                                                        1,324       54,774
#     UIL Holdings Corp.                                                 670       25,808
      Unitil Corp.                                                       100        3,022
      UNS Energy Corp.                                                   400       19,792
      Vectren Corp.                                                      600       20,952
#     Westar Energy, Inc.                                                800       25,288
      WGL Holdings, Inc.                                                 600       27,006
#     Wisconsin Energy Corp.                                             800       33,688
#     Xcel Energy, Inc.                                                  900       25,974
#     York Water Co.                                                     360        7,456
                                                                             ------------
Total Utilities                                                                 2,200,624
                                                                             ------------
TOTAL COMMON STOCKS                                                            89,025,186
                                                                             ------------
RIGHTS/WARRANTS -- (0.0%)
(d)*  CVR Energy, Inc. Contingent Value Rights                         1,900           --
                                                                             ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%             195,353      195,353
                                                                             ------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)
                                                                   ---------
SECURITIES LENDING COLLATERAL -- (30.7%)
(S)@  DFA Short Term Investment Fund                               3,419,809   39,567,188
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $103,220,801)                            $128,787,727
                                                                             ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES VALUE++
                                                                 ------ --------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (6.2%)
    Adelaide Brighton, Ltd.                                      12,382 $ 45,066
    AGL Energy, Ltd.                                              2,045   30,210
#   ALS Ltd/Queensland                                            3,243   30,678
*   Alumina, Ltd.                                                61,450   59,746
    Amalgamated Holdings, Ltd.                                    1,588   12,176
    Amcor, Ltd.                                                   5,096   52,205
    AMP, Ltd.                                                    39,318  176,182
    APA Group                                                     9,066   51,944
#*  APN News & Media, Ltd.                                        5,416    2,378
#*  Aquarius Platinum, Ltd.                                      10,812    7,076
#*  Aquila Resources, Ltd.                                        2,666    5,687
    Arrium, Ltd.                                                 16,452   21,496
    Asciano, Ltd.                                                19,708  108,233
    ASX, Ltd.                                                     2,082   72,320
    Atlas Iron, Ltd.                                             21,286   20,744
    Aurizon Holdings, Ltd.                                        6,244   28,265
*   Aurora Oil & Gas, Ltd.                                       10,097   31,005
#   Ausdrill, Ltd.                                                3,727    5,385
    Australia & New Zealand Banking Group, Ltd.                  15,071  482,277
#*  Australian Agricultural Co., Ltd.                            10,040   10,679
    Australian Infrastructure Fund                               11,625       77
    Automotive Holdings Group, Ltd.                               6,747   23,161
*   AWE, Ltd.                                                    11,677   13,777
    Bank of Queensland, Ltd.                                      7,974   90,963
    Beach Energy, Ltd.                                           31,283   42,254
    Bega Cheese, Ltd.                                             1,674    6,979
    Bendigo and Adelaide Bank, Ltd.                              11,348  116,825
    BHP Billiton, Ltd.                                            2,740   96,868
    BHP Billiton, Ltd. Sponsored ADR                              2,200  155,518
#*  Billabong International, Ltd.                                 9,470    3,524
*   BlueScope Steel, Ltd.                                        14,516   68,472
#   Boral, Ltd.                                                  16,241   75,782
#   Bradken, Ltd.                                                 4,982   29,391
    Brambles, Ltd.                                                2,871   25,204
    Brickworks, Ltd.                                                846   11,425
#   Cabcharge Australia, Ltd.                                     1,270    4,844
    Caltex Australia, Ltd.                                        3,088   53,957
#   Cardno, Ltd.                                                  1,832   12,262
    carsales.com, Ltd.                                            2,372   23,555
#   Cash Converters International, Ltd.                          15,872   14,266
    Challenger, Ltd.                                              9,885   56,078
    Coca-Cola Amatil, Ltd.                                        1,741   21,216
    Commonwealth Bank of Australia                                3,519  253,377
    Computershare, Ltd.                                           2,217   22,499
    Credit Corp. Group, Ltd.                                      1,551   14,508
    Crowe Horwath Australasia, Ltd.                               9,975    5,904
    CSR, Ltd.                                                    16,074   37,950
*   Dart Energy, Ltd.                                             1,696      224
#   David Jones, Ltd.                                             9,317   23,945
    Downer EDI, Ltd.                                              7,987   37,108
#*  Drillsearch Energy, Ltd.                                     10,492   12,849

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
AUSTRALIA -- (Continued)
    DUET Group                                                   18,845 $ 38,254
    DuluxGroup, Ltd.                                              2,763   13,455
#*  Elders, Ltd.                                                  9,306    1,009
    Emeco Holdings, Ltd.                                         13,587    4,421
*   Energy World Corp., Ltd.                                     12,801    5,262
    Envestra, Ltd.                                               24,469   26,003
#   Fairfax Media, Ltd.                                          35,852   20,471
    Flight Centre, Ltd.                                             646   31,714
    Forge Group, Ltd.                                             2,644   11,000
    Fortescue Metals Group, Ltd.                                  9,269   45,459
    Goodman Fielder, Ltd.                                        37,692   27,090
    GrainCorp, Ltd. Class A                                       2,948   34,371
#   GUD Holdings, Ltd.                                            1,903   10,663
    GWA Group, Ltd.                                               5,833   17,089
#   Harvey Norman Holdings, Ltd.                                 12,250   37,695
*   Hillgrove Resources, Ltd.                                    86,879    7,372
    Hills Holdings, Ltd.                                          5,255    9,079
*   Horizon Oil, Ltd.                                            29,979    9,337
    Iluka Resources, Ltd.                                         2,000   19,413
    Incitec Pivot, Ltd.                                          38,777   97,560
    Insurance Australia Group, Ltd.                              25,165  146,961
    IOOF Holdings, Ltd.                                           4,072   34,628
#   Iress, Ltd.                                                   3,256   30,386
    James Hardie Industries P.L.C. Sponsored ADR                    600   31,248
#   JB Hi-Fi, Ltd.                                                  833   17,166
#   Kingsgate Consolidated, Ltd.                                    496      667
#   Leighton Holdings, Ltd.                                       1,517   25,699
    Lend Lease Group                                              9,659  104,161
#*  Linc Energy, Ltd.                                             3,880    5,259
*   Macmahon Holdings, Ltd.                                      39,034    5,539
    Macquarie Group, Ltd.                                         3,330  160,172
    Melbourne IT, Ltd.                                            5,334    8,129
    Mermaid Marine Australia, Ltd.                                5,543   19,637
*   Metals X, Ltd.                                                2,482      374
    Metcash, Ltd.                                                17,754   56,185
    Mincor Resources NL                                           4,393    2,342
*   Mineral Deposits, Ltd.                                        3,452   10,195
#   Mineral Resources, Ltd.                                       3,218   34,406
#   Monadelphous Group, Ltd.                                      1,313   22,529
    Mount Gibson Iron, Ltd.                                       8,762    7,349
#   Myer Holdings, Ltd.                                          21,690   51,262
    National Australia Bank, Ltd.                                16,389  547,734
    Navitas, Ltd.                                                 5,275   28,896
#   New Hope Corp., Ltd.                                          3,628   12,947
    Newcrest Mining, Ltd.                                         6,100   59,150
    Nufarm, Ltd.                                                  5,093   23,487
    Oil Search, Ltd.                                              5,931   47,683
    Orica, Ltd.                                                   1,903   37,885
    Origin Energy, Ltd.                                          15,120  209,026
    OZ Minerals, Ltd.                                             8,700   29,654
    Pacific Brands, Ltd.                                         16,041   10,684
#*  Paladin Energy, Ltd.                                          5,796    2,290

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
AUSTRALIA -- (Continued)
    PanAust, Ltd.                                                15,035 $ 28,533
    Panoramic Resources, Ltd.                                     3,668    1,128
*   Peet, Ltd.                                                    7,973   10,550
*   Perilya, Ltd.                                                55,058   17,701
#   Perpetual, Ltd.                                                 334   14,541
    Platinum Asset Management, Ltd.                               5,068   29,550
*   PMP, Ltd.                                                    15,111    5,763
    Premier Investments, Ltd.                                     1,327   10,000
    Programmed Maintenance Services, Ltd.                         2,001    5,215
#*  Qantas Airways, Ltd.                                         25,039   29,437
    QBE Insurance Group, Ltd.                                     8,481  118,770
#*  Ramelius Resources, Ltd.                                     23,490    2,969
    RCR Tomlinson, Ltd.                                           7,109   23,826
    Reece Australia, Ltd.                                           772   20,418
    Resolute Mining, Ltd.                                        10,174    6,159
    Retail Food Group, Ltd.()                                       293    1,207
#   Retail Food Group, Ltd.(B15SCH6)                              2,974   12,260
    Rio Tinto, Ltd.                                               2,680  161,261
*   Roc Oil Co., Ltd.                                            10,705    4,897
    SAI Global, Ltd.                                              5,683   22,085
    Salmat, Ltd.                                                  4,935    9,939
    Santos, Ltd.                                                 13,316  190,579
    Seek, Ltd.                                                      819   10,062
*   Senex Energy, Ltd.                                           31,081   24,362
#   Seven Group Holdings, Ltd.                                    3,972   31,286
    Seven West Media, Ltd.                                        3,546    8,449
*   Silex Systems, Ltd.                                           1,790    4,058
#*  Sims Metal Management, Ltd.                                   2,982   28,246
    Skilled Group, Ltd.                                           3,600   12,030
    Slater & Gordon, Ltd.                                           317    1,160
    SMS Management & Technology, Ltd.                             2,472   10,759
    Southern Cross Media Group, Ltd.                             18,980   33,870
    SP AusNet                                                    21,363   25,237
    Spark Infrastructure Group                                   13,957   22,355
#*  St Barbara, Ltd.                                              2,817    1,265
*   Straits Resources, Ltd.                                       6,014       51
    STW Communications Group, Ltd.                               10,662   16,038
    Suncorp Group, Ltd.                                          12,672  159,786
    Sunland Group, Ltd.                                           7,830   11,848
    Tassal Group, Ltd.                                            6,365   18,710
    Telstra Corp., Ltd.                                           7,576   37,071
#*  Ten Network Holdings, Ltd.                                   53,821   14,266
    Toll Holdings, Ltd.                                          16,034   87,350
    Tox Free Solutions, Ltd.                                      2,799    8,728
#   Transfield Services, Ltd.                                    16,892   21,305
*   Transpacific Industries Group, Ltd.                          19,482   21,086
    Transurban Group                                              5,036   33,783
#   UGL, Ltd.                                                     6,513   45,295
    UXC, Ltd.                                                     5,788    5,219
    Village Roadshow, Ltd.                                        1,430    9,499
#*  Virgin Australia Holdings, Ltd.                              46,180   18,131
*   Virgin Australia Holdings, Ltd. (B7L5734)                    46,180       --

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
AUSTRALIA -- (Continued)
    Washington H Soul Pattinson & Co., Ltd.                         987 $   14,057
    Wesfarmers, Ltd.                                              7,768    315,217
    Westpac Banking Corp.                                         8,282    268,893
#   Westpac Banking Corp. Sponsored ADR                           9,000    293,850
#*  Whitehaven Coal, Ltd.                                         1,338      2,050
    Woodside Petroleum, Ltd.                                      3,692    135,348
    Woolworths, Ltd.                                              2,113     69,679
    WorleyParsons, Ltd.                                           1,103     22,969
                                                                        ----------
TOTAL AUSTRALIA                                                          7,429,117
                                                                        ----------
AUSTRIA -- (0.6%)
*   A-TEC Industries AG                                             464         --
    Agrana Beteiligungs AG                                          116     14,144
    Andritz AG                                                      480     29,559
    Erste Group Bank AG                                           3,948    138,613
    EVN AG                                                          660     10,058
    IMMOFINANZ AG                                                11,986     52,494
    Mayr Melnhof Karton AG                                          204     22,750
#   Oesterreichische Post AG                                        380     17,819
    OMV AG                                                        2,090     99,699
    Raiffeisen Bank International AG                                581     21,311
    RHI AG                                                          422     15,572
    Schoeller-Bleckmann Oilfield Equipment AG                       121     13,960
    Semperit AG Holding                                             156      7,639
    Strabag SE                                                      412     10,829
    Telekom Austria AG                                            2,696     22,163
    Verbund AG                                                      290      6,803
    Voestalpine AG                                                2,493    117,609
#   Wienerberger AG                                               4,304     74,657
    Zumtobel AG                                                     642     11,457
                                                                        ----------
TOTAL AUSTRIA                                                              687,136
                                                                        ----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV                                       593     64,223
    Ageas                                                         5,030    213,725
    Banque Nationale de Belgique                                      6     23,526
    Barco NV                                                        294     22,254
    Belgacom SA                                                   3,128     85,587
    Cie d'Entreprises CFE                                           220     17,384
    Cie Maritime Belge SA                                           293      7,799
#   Colruyt SA                                                      136      7,587
    D'ieteren SA                                                    477     22,478
#   Delhaize Group SA                                             1,408     89,921
    Delhaize Group SA Sponsored ADR                               1,100     70,334
#   Elia System Operator SA                                         330     15,091
*   Euronav NV                                                      852      6,002
    EVS Broadcast Equipment SA                                      132      8,636
    Exmar NV                                                        649      9,364
    KBC Groep NV                                                  3,113    169,601
    Kinepolis Group NV                                               99     14,445
    Mobistar SA                                                   1,400     24,267
#   NV Bekaert SA                                                 1,371     57,408

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
BELGIUM -- (Continued)
#   Nyrstar                                                       6,869 $   28,184
    Sipef SA                                                         98      7,438
#   Solvay SA                                                       901    140,883
    Telenet Group Holding NV                                        543     29,762
    Tessenderlo Chemie NV                                           834     20,876
    Umicore SA                                                    2,013     95,857
    Van de Velde NV                                                 446     22,669
                                                                        ----------
TOTAL BELGIUM                                                            1,275,301
                                                                        ----------
CANADA -- (8.3%)
    Absolute Software Corp.                                         500      3,539
*   Advantage Oil & Gas, Ltd.                                     4,612     18,755
    Aecon Group, Inc.                                             1,800     24,946
    AGF Management, Ltd. Class B                                  1,754     23,165
    Agnico Eagle Mines, Ltd.(008474108)                             897     26,488
    Agnico Eagle Mines, Ltd.(2009823)                               802     23,814
    Agrium, Inc.(2213538)                                           800     68,288
    Agrium, Inc.(008916108)                                         180     15,358
    Aimia, Inc.                                                   2,960     52,321
*   Ainsworth Lumber Co., Ltd.                                    2,900     10,959
    Alacer Gold Corp.                                             4,256     11,797
#   Alamos Gold, Inc.                                             1,800     28,675
#*  Alexco Resource Corp.                                         3,400      4,728
#   Algonquin Power & Utilities Corp.                             3,600     23,237
    Alimentation Couche Tard, Inc. Class B                          400     27,092
#   AltaGas, Ltd.                                                 1,500     55,532
    Amerigo Resources, Ltd.                                       6,500      2,494
#*  Angle Energy, Inc.                                            2,180      7,841
*   Antrim Energy, Inc.                                           3,100        282
#   ARC Resources, Ltd.                                           1,900     50,441
*   Argonaut Gold Inc.                                              172        957
*   ATS Automation Tooling Systems, Inc.                          2,500     34,575
#   AuRico Gold, Inc.                                             6,408     26,612
*   B2Gold Corp.                                                 12,300     30,436
#*  Ballard Power Systems, Inc.                                   2,600      3,516
#   Bank of Montreal                                              3,135    218,351
    Bank of Nova Scotia(2076281)                                  4,072    247,565
    Bank of Nova Scotia(064149107)                                2,877    174,835
*   Bankers Petroleum, Ltd.                                      10,000     38,364
    Barrick Gold Corp.(067901108)                                 1,805     34,999
    Barrick Gold Corp.(2024644)                                   2,100     40,846
#   Baytex Energy Corp.                                             400     16,696
#   BCE, Inc.(B188TH2)                                              118      5,135
    BCE, Inc.(05534B760)                                            604     26,292
    Bell Aliant, Inc.                                               700     17,731
#*  Bellatrix Exploration, Ltd.                                     986      7,386
*   Birchcliff Energy, Ltd.                                       2,200     15,720
#*  BlackBerry, Ltd.(09228F103)                                   3,177     25,130
#*  BlackBerry, Ltd.(BCBHZ31)                                     3,458     27,295
#*  BlackPearl Resources, Inc.                                    5,400     10,047
    Bombardier, Inc. Class B                                      7,800     35,460
#   Bonavista Energy Corp.                                        4,449     51,332

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
    Brookfield Asset Management, Inc. Class A                     1,100 $ 43,551
#   Brookfield Office Properties, Inc.                            1,200   22,420
    CAE, Inc.                                                     3,740   42,865
    Calfrac Well Services, Ltd.                                     720   22,443
    Cameco Corp.(2166160)                                         3,700   70,228
    Cameco Corp.(13321L108)                                       2,707   51,433
    Canaccord Genuity Group, Inc.                                 1,669   10,599
    Canada Bread Co., Ltd.                                          400   26,736
#   Canadian Imperial Bank of Commerce                            1,527  129,904
#   Canadian National Railway Co.                                   600   65,919
    Canadian Natural Resources, Ltd.(2171573)                     2,400   76,167
    Canadian Natural Resources, Ltd.(136385101)                   4,232  134,366
#   Canadian Oil Sands, Ltd.                                      2,140   41,706
    Canadian Pacific Railway, Ltd.                                  300   42,883
#   Canadian Tire Corp., Ltd. Class A                             1,200  111,385
    Canadian Utilities, Ltd. Class A                                600   22,046
#   Canadian Western Bank                                         1,800   57,730
*   Canam Group, Inc. Class A                                     1,300   14,089
    CanElson Drilling, Inc.                                       2,100   12,628
*   Canfor Corp.                                                    830   17,203
    Canyon Services Group, Inc.                                     898    9,844
#   Capital Power Corp.                                           1,079   22,353
    Capstone Infrastructure Corp.                                 4,729   17,825
#*  Capstone Mining Corp.                                         9,500   25,239
    Cascades, Inc.                                                2,400   13,443
    CCL Industries, Inc. Class B                                    700   48,070
*   Celestica, Inc.                                               5,200   57,104
#   Cenovus Energy, Inc.                                          1,090   32,387
    Centerra Gold, Inc.                                           2,615   10,458
*   Cequence Energy, Ltd.                                         3,200    5,831
#*  CGI Group, Inc. Class A                                         900   30,194
*   China Gold International Resources Corp., Ltd.               10,100   27,123
*   Chinook Energy, Inc.                                             61       51
    CI Financial Corp.                                              600   19,957
#   Cineplex, Inc.                                                  800   32,226
#   Clarke, Inc.                                                  1,100    8,250
    Cogeco Cable, Inc.                                              200    9,457
*   COM DEV International, Ltd.                                   3,200   12,890
*   Connacher Oil and Gas, Ltd.                                   5,200      972
*   Corridor Resources, Inc.                                        500      369
#   Corus Entertainment, Inc. Class B                             1,500   34,959
    Cott Corp.                                                      300    2,457
#   Crescent Point Energy Corp.                                   2,356   91,492
*   Crew Energy, Inc.                                             2,714   15,774
    Davis + Henderson Corp.                                       1,084   27,915
#*  Denison Mines Corp.                                           4,500    4,963
    Dollarama, Inc.                                                 350   30,084
*   Dominion Diamond Corp.(B95LX89)                                 500    6,752
*   Dominion Diamond Corp.(257287102)                             1,691   22,761
    Dorel Industries, Inc. Class B                                  500   18,578
#*  DragonWave, Inc.                                              1,657    2,384
*   Dundee Precious Metals, Inc.                                  2,800   11,950

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
    E-L Financial Corp., Ltd.                                        34 $ 22,605
#*  Eastern Platinum, Ltd.                                       16,800      967
    Eldorado Gold Corp.                                           9,604   64,754
    Emera, Inc.                                                     656   19,341
    Empire Co., Ltd.                                                300   22,092
#   Enbridge Income Fund Holdings, Inc.                             500   11,197
#   Enbridge, Inc.(2466149)                                       1,248   54,102
    Enbridge, Inc.(29250N105)                                       604   26,208
#   Encana Corp.                                                  3,890   69,693
    Enerflex, Ltd.                                                  600    8,499
*   Energy Fuels, Inc.                                            4,977      668
    Enerplus Corp.(292766102)                                     3,710   64,072
#   Enerplus Corp.(B584T89)                                       1,585   27,348
    Ensign Energy Services, Inc.                                  3,401   58,127
    Equitable Group, Inc.                                           500   23,450
*   Essential Energy Services Trust                               4,177   11,818
    Fairfax Financial Holdings, Ltd.                                300  130,916
    Finning International, Inc.                                   2,100   48,419
    First Capital Realty, Inc.                                      722   12,547
    First Quantum Minerals, Ltd.                                  7,857  149,049
    FirstService Corp.                                              400   16,627
#   Fortis, Inc.                                                    900   27,993
*   Fortuna Silver Mines, Inc.                                    3,500   13,864
    Genivar, Inc.                                                   800   22,895
    Genworth MI Canada, Inc.                                      1,089   34,269
    George Weston, Ltd.                                             400   32,586
#   Gibson Energy, Inc.                                           1,728   42,444
    Gildan Activewear, Inc.                                       1,009   48,638
    Goldcorp, Inc.(2676302)                                       3,938  100,315
    Goldcorp, Inc.(380956409)                                     2,420   61,541
#*  Golden Star Resources, Ltd.                                   8,100    4,040
*   Gran Tierra Energy, Inc.                                      5,979   45,073
#   Great-West Lifeco, Inc.                                       1,400   43,303
#   Home Capital Group, Inc.                                        400   31,746
    HudBay Minerals, Inc.                                         4,699   38,308
#   Husky Energy, Inc.                                            2,500   71,069
    IAMGOLD Corp.(450913108)                                        326    1,663
    IAMGOLD Corp.(2446646)                                        2,605   13,317
#   IGM Financial, Inc.                                             400   19,274
#*  Imax Corp.                                                      200    5,818
*   Imperial Metals Corp.                                         2,300   29,096
    Imperial Oil, Ltd.(2454241)                                     600   26,201
    Imperial Oil, Ltd.(453038408)                                   698   30,468
    Industrial Alliance Insurance & Financial Services, Inc.      1,873   83,999
    Innergex Renewable Energy, Inc.                               1,785   15,648
    Intact Financial Corp.                                        1,500   93,555
*   International Forest Products, Ltd. Class A                   2,000   22,654
    International Minerals Corp.                                    500    1,357
*   Ithaca Energy, Inc.                                          14,100   32,997
#*  Ivanhoe Energy, Inc.                                          1,300      885
#*  Jaguar Mining, Inc.                                           3,400      620
#   Just Energy Group, Inc.                                       2,100   14,904

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
*   Kelt Exploration, Ltd.                                          700 $  5,774
#   Keyera Corp.                                                    500   29,588
#   Killam Properties, Inc.                                       1,172   12,376
*   Kingsway Financial Services, Inc.                               425    1,361
    Kinross Gold Corp.                                           10,480   53,272
#*  Kirkland Lake Gold, Inc.                                        500    1,746
    Laurentian Bank of Canada                                     1,000   44,646
*   Legacy Oil + Gas, Inc.                                        4,196   28,412
    Leon's Furniture, Ltd.                                          400    5,076
#   Lightstream Resources, Ltd.                                   5,418   34,813
    Linamar Corp.                                                 1,500   50,439
#   Liquor Stores N.A., Ltd.                                        758   10,927
#   Loblaw Cos., Ltd.                                             1,300   59,461
*   Long Run Exploration, Ltd.                                    2,737   15,225
#*  Lundin Mining Corp.                                           9,000   40,570
    MacDonald Dettwiler & Associates, Ltd.                          366   27,924
    Magna International, Inc.                                     1,900  160,926
    Major Drilling Group International                            1,200    9,460
    Manitoba Telecom Services, Inc.                                 500   14,132
    Manulife Financial Corp.(2492519)                            10,200  180,688
    Manulife Financial Corp.(56501R106)                           5,745  101,686
#   Maple Leaf Foods, Inc.                                        2,300   33,861
    Martinrea International, Inc.                                 3,400   36,033
*   Maxim Power Corp.                                             1,600    5,923
*   MEG Energy Corp.                                              2,343   74,988
#   Methanex Corp.                                                2,179  126,374
    Metro, Inc.                                                     800   50,049
#   Morneau Shepell, Inc.                                           911   12,494
#   Mullen Group, Ltd.                                            1,600   42,875
    National Bank of Canada                                         600   52,067
#   New Flyer Industries, Inc.                                    2,600   26,956
*   New Gold, Inc.(644535106)                                     1,500    8,775
#*  New Gold, Inc.(2826947)                                       3,199   18,777
    Newalta Corp.                                                 1,319   20,557
#*  Niko Resources, Ltd.                                            200      643
    Norbord, Inc.                                                   330    9,368
#*  North American Palladium, Ltd.                                2,000    1,822
    North West Co., Inc. (The)                                      100    2,487
#   Northland Power, Inc.                                         1,200   19,013
*   NuVista Energy, Ltd.                                          2,462   15,703
#*  OceanaGold Corp.                                              6,600   11,014
    Open Text Corp.                                                 600   44,091
#*  Osisko Mining Corp.                                           8,479   41,393
    Pacific Rubiales Energy Corp.                                 3,000   62,063
    Pan American Silver Corp.(697900108)                          2,197   23,310
    Pan American Silver Corp.(2669272)                            1,530   16,261
*   Paramount Resources, Ltd. Class A                               600   20,791
*   Parex Resources, Inc.                                         3,300   19,085
#   Parkland Fuel Corp.                                           1,600   29,325
#   Pason Systems, Inc.                                             400    8,313
#   Pembina Pipeline Corp.(B4PT2P8)                                 300    9,843
*   Pembina Pipeline Corp.(B4PPQG5)                               1,314   43,099

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#   Pengrowth Energy Corp.                                       13,831 $ 88,874
#   Penn West Petroleum, Ltd.(B63FY34)                            4,010   44,767
    Penn West Petroleum, Ltd.(707887105)                          2,097   23,465
*   Petrobank Energy & Resources, Ltd.                              500      177
#   Petrominerales, Ltd.                                          4,981   57,279
#   Peyto Exploration & Development Corp.                           217    6,536
*   Pilot Gold, Inc.                                                333      291
#*  Poseidon Concepts Corp.                                       2,652        8
    Potash Corp. of Saskatchewan, Inc.                              900   27,967
    Precision Drilling Corp.(74022D308)                           3,099   32,818
    Precision Drilling Corp.(B5YPLH9)                             3,406   36,031
    Premium Brands Holdings Corp.                                   700   13,387
*   Primero Mining Corp.                                          2,884   16,430
    Progressive Waste Solutions, Ltd.(74339G101)                    400   10,740
    Progressive Waste Solutions, Ltd.(B3DJGB7)                    1,163   31,243
#   Quebecor, Inc. Class B                                        2,400   59,341
*   Ram Power Corp.                                               9,500    1,276
    Reitmans Canada, Ltd. Class A                                 1,944   12,772
*   RMP Energy, Inc.                                              6,200   37,105
#   Rogers Communications, Inc. Class B                             600   27,231
#   Rogers Sugar, Inc.                                              100      523
#   RONA, Inc.                                                    3,000   35,160
#   Royal Bank of Canada                                          4,751  319,057
#   Russel Metals, Inc.                                           1,600   44,195
*   Sandvine Corp.                                                5,500   13,979
*   Santonia Energy, Inc.                                         1,000    1,947
    Saputo, Inc.                                                    600   29,688
    Savanna Energy Services Corp.                                 1,300    9,775
    Secure Energy Services, Inc.                                    840   11,915
#   SEMAFO, Inc.                                                  4,000   10,857
    Shaw Communications, Inc. Class B                               700   16,751
    ShawCor, Ltd.                                                   752   31,612
    Sherritt International Corp.                                  7,600   26,022
*   Shore Gold, Inc.                                              5,600      859
*   Sierra Wireless, Inc.                                           900   16,297
#*  Silver Standard Resources, Inc.                                 400    2,252
    Silver Wheaton Corp.                                          1,000   22,692
    SNC-Lavalin Group, Inc.                                         600   25,211
*   Southern Pacific Resource Corp.                                 600      374
    Sprott Resource Corp.                                           700    1,907
#   Sprott, Inc.                                                    550    1,393
    Stantec, Inc.                                                   500   29,713
#   Student Transportation, Inc.                                    127      799
    Suncor Energy, Inc.(B3NB1P2)                                  6,401  232,613
    Suncor Energy, Inc.(867224107)                                3,125  113,594
*   SunOpta, Inc.(8676EP108)                                      1,500   16,155
*   SunOpta, Inc.(2817510)                                          300    3,228
#   Superior Plus Corp.                                           2,984   31,825
#   Surge Energy, Inc.                                            5,100   34,044
*   TAG Oil, Ltd.                                                 1,728    7,027
    Talisman Energy, Inc.                                         6,200   77,303
*   Taseko Mines, Ltd.                                            4,300   10,558

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------ -----------
CANADA -- (Continued)
    Teck Resources, Ltd. Class B(878742204)                         389 $    10,402
    Teck Resources, Ltd. Class B(2879327)                         2,837      75,915
#   TELUS Corp.                                                     712      24,870
*   Teranga Gold Corp.                                            6,408       3,723
#*  Thompson Creek Metals Co., Inc.                               5,100      16,435
#   Thomson Reuters Corp.                                         2,357      88,570
    Tim Hortons, Inc.                                               400      23,878
#*  Timmins Gold Corp.                                            4,500       7,208
    Toromont Industries, Ltd.                                       600      13,293
    Toronto-Dominion Bank (The)(2897222)                          4,400     403,602
    Toronto-Dominion Bank (The)(891160509)                        1,403     128,683
    Torstar Corp. Class B                                         1,100       5,908
    Total Energy Services, Inc.                                     194       3,435
*   Tourmaline Oil Corp.                                          1,065      41,297
    TransAlta Corp.(89346D107)                                      777      10,466
#   TransAlta Corp.(2901628)                                      2,300      30,949
    TransCanada Corp.                                             2,965     133,626
    Transcontinental, Inc. Class A                                1,600      25,550
    TransForce, Inc.                                              1,800      39,862
*   TransGlobe Energy Corp.                                       1,844      16,695
#   Trican Well Service, Ltd.                                     2,600      36,532
    Trinidad Drilling, Ltd.                                       3,327      32,228
#*  Turquoise Hill Resources, Ltd.                                5,304      25,588
#   Twin Butte Energy, Ltd.                                       4,316       9,190
*   Uex Corp.                                                       300         101
    Uni-Select, Inc.                                                300       6,963
#   Veresen, Inc.                                                 3,293      40,742
#   Vermilion Energy, Inc.                                          200      10,993
*   Wesdome Gold Mines, Ltd.                                      8,700       5,507
    West Fraser Timber Co., Ltd.                                    600      54,996
    Whistler Blackcomb Holdings, Inc.                             1,100      15,298
#   Whitecap Resources, Inc.                                      4,196      48,735
    Wi-Lan, Inc.                                                  2,661       8,371
    Winpak, Ltd.                                                  1,142      25,038
    Yamana Gold, Inc.                                             3,188      31,615
    Zargon Oil & Gas, Ltd.                                        1,452      10,737
                                                                        -----------
TOTAL CANADA                                                             10,042,403
                                                                        -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                       1,400       1,343
*   Superb Summit International Group, Ltd.                      71,000       3,113
                                                                        -----------
TOTAL CHINA                                                                   4,456
                                                                        -----------
DENMARK -- (0.9%)
*   Alm Brand A.S.                                                3,000      11,743
    AP Moeller - Maersk A.S. Class A                                  2      18,060
    AP Moeller - Maersk A.S. Class B                                  8      77,400
*   Auriga Industries Class B                                       600      23,546
*   Bang & Olufsen A.S.                                             670       6,471
    Chr Hansen Holding A.S.                                       1,563      57,915
    D/S Norden A.S.                                                 429      18,869
*   Danske Bank A.S.                                              5,084     118,792

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
DENMARK -- (Continued)
    DSV A.S.                                                      3,217 $   94,117
*   East Asiatic Co., Ltd. A.S.                                     400      6,836
#   FLSmidth & Co. A.S.                                             581     28,997
*   Jyske Bank A.S.                                               1,470     83,113
    NKT Holding A.S.                                                984     47,753
    Pandora A.S.                                                  1,128     53,769
    Ringkjoebing Landbobank A.S.                                    160     32,205
    Rockwool International A.S. Class B                             132     20,762
    Schouw & Co.                                                    300     11,188
    SimCorp A.S.                                                    600     19,643
    Solar A.S. Class B                                              125      7,116
*   Spar Nord Bank A.S.                                           3,439     30,723
*   Sydbank A.S.                                                  2,214     65,467
    TDC A.S.                                                      7,360     66,484
*   Topdanmark A.S.                                               1,775     48,312
    Tryg A.S.                                                       401     36,618
    United International Enterprises                                 32      6,130
#*  Vestas Wind Systems A.S.                                      4,833    129,509
*   Vestjysk Bank A.S.                                              250        571
                                                                        ----------
TOTAL DENMARK                                                            1,122,109
                                                                        ----------
FINLAND -- (1.8%)
    Afarak Group Oyj                                              3,453      1,642
#   Ahlstrom Oyj                                                    445      5,524
    Alma Media Oyj                                                1,213      5,182
    Amer Sports Oyj                                               2,045     41,958
    Atria P.L.C.                                                    595      6,583
#   Cargotec Oyj                                                  1,344     49,077
*   Caverion Corp.                                                1,551     12,125
    Cramo Oyj                                                       564     11,276
#   Elisa Oyj                                                     3,528     88,390
    Finnair Oyj                                                   1,332      5,084
    Fiskars Oyj Abp                                                 868     22,221
    Fortum Oyj                                                    6,581    146,802
    Huhtamaki Oyj                                                 2,364     56,825
    Kemira Oyj                                                    1,740     27,938
    Kesko Oyj Class B                                             1,158     38,480
    Kone Oyj Class B                                                531     46,814
    Konecranes Oyj                                                1,023     34,465
    Lassila & Tikanoja Oyj                                          596     12,497
    Metsa Board Oyj                                               1,433      5,561
#   Metso Oyj                                                       809     31,842
    Metso Oyj Sponsored ADR                                         700     27,576
*   Munksjo Oyj                                                     111        711
    Neste Oil Oyj                                                 4,368     86,610
#*  Nokia Oyj                                                    45,260    344,011
*   Nokia Oyj Sponsored ADR                                       5,300     40,439
    Nokian Renkaat Oyj                                            1,186     59,983
#*  Outokumpu Oyj                                                29,720     16,505
    PKC Group Oyj                                                   691     22,536
    Pohjola Bank P.L.C. Class A                                   2,735     49,806
*   Poyry Oyj                                                       726      3,845

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES  VALUE++
                                                                 ------ ----------
FINLAND -- (Continued)
    Raisio P.L.C. Class V                                         7,337 $   42,693
    Ramirent Oyj                                                  1,350     16,222
    Rautaruukki Oyj                                               1,270     10,985
    Sampo Class A                                                 4,818    227,895
#   Sanoma Oyj                                                    2,100     18,220
    Stockmann Oyj Abp(5462371)                                    1,273     21,245
#   Stockmann Oyj Abp(5462393)                                      646     10,314
    Stora Enso Oyj Class R                                        3,612     33,541
    Stora Enso Oyj Sponsored ADR                                  9,200     85,376
#   Technopolis Oyj                                               2,391     16,226
    Tieto Oyj                                                     1,332     29,264
    Tikkurila Oyj                                                 1,187     30,775
    UPM-Kymmene Oyj                                               7,347    116,650
    UPM-Kymmene Oyj Sponsored ADR                                 7,100    112,890
#   Uponor Oyj                                                      782     15,446
    Vaisala Oyj Class A                                             214      5,230
    Wartsila Oyj Abp                                                576     25,558
    YIT Oyj                                                       1,551     20,118
                                                                        ----------
TOTAL FINLAND                                                            2,140,956
                                                                        ----------
FRANCE -- (7.5%)
    Accor SA                                                      1,753     78,352
    Aeroports de Paris                                              265     28,306
#*  Air France-KLM                                                4,185     43,646
    Air Liquide SA                                                  518     70,417
    Albioma                                                       1,126     27,522
*   Alcatel-Lucent                                               50,457    193,304
*   Alcatel-Lucent Sponsored ADR                                  4,700     18,001
    Alstom SA                                                       858     31,850
    Alten SA                                                        652     29,481
    Altran Technologies SA                                        3,293     29,184
    April                                                           199      4,231
    Arkema SA                                                       901    101,935
    Assystem                                                        430     11,705
    AtoS                                                            762     64,953
    AXA SA                                                        9,253    230,542
    AXA SA Sponsored ADR                                          4,900    122,549
*   Beneteau SA                                                   2,360     43,216
    BNP Paribas SA                                                8,138    600,366
    Bollore SA                                                       75     40,899
    Bonduelle SCA                                                   159      3,967
    Bongrain SA                                                     112      8,191
    Bourbon SA                                                    1,222     34,827
    Bouygues SA                                                   2,541     99,142
    Cap Gemini SA                                                 3,040    199,357
    Carrefour SA                                                  2,937    107,208
    Casino Guichard Perrachon SA                                    624     70,141
    Cegid Group                                                     257      7,503
*   CGG Sponsored ADR                                             3,000     65,850
    Christian Dior SA                                               181     34,342
    Cie de St-Gobain                                              5,953    312,473
    Cie Generale des Etablissements Michelin                      2,255    234,966

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
FRANCE -- (Continued)
    Ciments Francais SA                                             162 $ 11,603
*   Club Mediterranee SA                                            316    7,456
    CNP Assurances                                                3,201   56,389
*   Credit Agricole SA                                           12,013  144,439
    Danone SA                                                       787   58,288
    Dassault Systemes SA                                            280   34,016
*   Derichebourg SA                                               2,685    9,383
    Edenred                                                       1,631   55,369
    Eiffage SA                                                      799   47,351
    Electricite de France SA                                      2,202   77,065
    Eramet                                                           65    6,172
    Esso SA Francaise                                                76    4,891
    Etablissements Maurel et Prom                                 1,811   29,157
    Euler Hermes SA                                                 391   51,622
    European Aeronautic Defence and Space Co. NV                    752   51,530
    Eutelsat Communications SA                                      458   14,486
    Faiveley Transport SA                                           384   29,969
*   Faurecia                                                      1,599   46,601
    Fimalac                                                          48    2,980
    GDF Suez                                                     10,842  268,706
    Groupe Eurotunnel SA                                         11,589  112,192
*   Groupe Fnac                                                      77    2,152
    Groupe Steria SCA                                               727   13,433
    Havas SA                                                      6,503   54,075
    Iliad SA                                                         17    3,883
    Imerys SA                                                       787   63,133
#   Ingenico                                                        457   34,329
    IPSOS                                                           595   25,046
    JCDecaux SA                                                   1,391   55,752
    Kering                                                          763  172,919
    L'Oreal SA                                                      377   64,372
    Lafarge SA                                                    1,506  103,907
    Lafarge SA Sponsored ADR                                      5,400   93,312
    Lagardere SCA                                                 2,488   90,387
    Legrand SA                                                      952   53,955
    LISI                                                             78   12,039
#   LVMH Moet Hennessy Louis Vuitton SA                             459   88,126
#   Manitou BF SA                                                   989   18,629
    Mersen                                                          561   20,521
    Metropole Television SA                                       1,252   28,800
    Montupet                                                        686   25,770
    Natixis                                                      13,035   70,097
    Naturex                                                         235   18,551
#   Neopost SA                                                      479   36,165
#   Nexans SA                                                       414   18,407
    Nexity SA                                                       653   25,568
    Norbert Dentressangle SA                                        187   21,211
    Orange                                                        5,295   72,785
    Orange SA ADR                                                 7,400  101,602
*   Orco Property Group                                           4,822   14,535
#*  Peugeot SA                                                    5,792   76,194
#*  Pierre & Vacances SA                                            114    3,062

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
    Plastic Omnium SA                                             2,948 $   84,222
    Publicis Groupe SA ADR                                        2,600     54,314
    Rallye SA                                                       367     15,618
    Renault SA                                                    2,603    227,112
    Rexel SA                                                      3,287     82,316
    Rubis SCA                                                       429     26,781
    Sa des Ciments Vicat                                            469     35,043
    Safran SA                                                     1,095     69,815
    Saft Groupe SA                                                  295      9,354
    Schneider Electric SA                                         2,815    236,876
    SCOR SE                                                       4,162    146,901
    SEB SA                                                          276     24,764
*   Sequana SA                                                      218      1,805
    SES SA                                                          387     11,256
    Societe BIC SA                                                  279     34,840
    Societe Generale SA                                           4,966    280,527
    Societe Television Francaise 1                                3,651     70,347
    Sodexo                                                          415     40,266
#*  SOITEC                                                        1,744      3,942
*   Solocal Group                                                 1,400      3,261
    Somfy SA                                                         55     13,708
    Stef                                                            282     18,957
    STMicroelectronics NV(5962332)                               12,325     94,804
#   STMicroelectronics NV(861012102)                              6,800     52,156
    Suez Environnement Co.                                        3,732     65,076
    Technip SA ADR                                                1,900     50,008
    Teleperformance                                               1,286     68,074
    Thales SA                                                       513     31,419
    Total SA                                                      6,697    410,881
    Total SA Sponsored ADR                                        6,258    382,864
*   UBISOFT Entertainment                                         1,606     20,601
    Valeo SA                                                        790     78,154
    Vallourec SA                                                  2,783    165,649
    Veolia Environnement SA                                       1,035     17,756
    Veolia Environnement SA ADR                                     635     10,928
    Vilmorin & Cie                                                  194     22,887
    Vinci SA                                                      2,770    177,242
    Vivendi SA                                                   11,384    288,237
    Zodiac Aerospace                                                352     56,322
                                                                        ----------
TOTAL FRANCE                                                             9,035,891
                                                                        ----------
GERMANY -- (5.6%)
*   Aareal Bank AG                                                  765     29,340
    Adidas AG                                                     1,038    118,275
*   Aixtron SE NA Sponsored ADR                                     300      4,290
    Allianz SE                                                    3,532    593,031
    Aurubis AG                                                      613     38,622
#   Axel Springer AG                                              1,266     76,390
    BASF SE                                                       3,847    399,374
    Bauer AG                                                        343      8,412
    Bayerische Motoren Werke AG                                   1,632    184,707
    BayWa AG                                                        360     18,334

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
GERMANY -- (Continued)
    Bechtle AG                                                      202 $ 12,954
    Beiersdorf AG                                                   364   34,709
    Bijou Brigitte AG                                               112   11,802
    Bilfinger SE                                                    761   84,448
    Brenntag AG                                                     409   69,207
    CANCOM SE                                                     1,103   42,298
    CAT Oil AG                                                      551   13,445
    Comdirect Bank AG                                             1,445   16,423
*   Commerzbank AG                                               12,344  157,870
    Continental AG                                                  660  120,692
    Daimler AG                                                    7,047  576,971
#   Deutsche Bank AG(D18190898)                                   7,500  362,400
    Deutsche Bank AG(5750355)                                       462   22,328
    Deutsche Boerse AG                                              826   62,137
*   Deutsche Lufthansa AG                                         2,937   56,781
    Deutsche Post AG                                              2,363   79,802
    Deutsche Telekom AG                                          17,467  274,489
#   Deutsche Wohnen AG                                            1,798   33,815
*   Deutz AG                                                      2,362   22,403
#*  Dialog Semiconductor P.L.C.                                     528   10,145
    DMG MORI SEIKI AG                                               587   19,296
    E.ON SE                                                       5,193   94,661
    E.ON SE Sponsored ADR                                         8,830  161,147
    ElringKlinger AG                                                969   41,201
    Fielmann AG                                                     139   15,545
    Fraport AG Frankfurt Airport Services Worldwide                 799   61,813
    Freenet AG                                                    2,927   76,028
    Fuchs Petrolub AG                                               215   14,616
    GEA Group AG                                                  2,174   94,488
    GFK SE                                                          297   17,367
    Grammer AG                                                      836   38,899
    Grenkeleasing AG                                                247   24,435
    Hannover Rueck SE                                             1,017   81,392
    HeidelbergCement AG                                           1,914  150,708
#*  Heidelberger Druckmaschinen AG                                4,410   11,790
    Henkel AG & Co. KGaA                                            266   24,533
    Hochtief AG                                                     436   39,434
    Indus Holding AG                                                565   20,303
    Infineon Technologies AG                                      6,969   67,420
    Infineon Technologies AG ADR                                  4,980   47,808
    Jenoptik AG                                                     847   14,797
#   K+S AG                                                          817   20,760
*   Kloeckner & Co. SE                                            2,316   32,668
    Kontron AG                                                    1,112    7,606
    Krones AG                                                       229   20,044
#   KUKA AG                                                         521   23,712
    KWS Saat AG                                                      62   22,141
    Lanxess AG                                                      735   51,620
    Leoni AG                                                        483   32,691
    Linde AG                                                      1,084  205,771
    MAN SE                                                          252   30,358
    Metro AG                                                      1,430   67,047

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
GERMANY -- (Continued)
    MLP AG                                                          505 $    3,151
    MTU Aero Engines AG                                             322     32,113
    Muenchener Rueckversicherungs AG                              1,388    289,582
    MVV Energie AG                                                  213      7,047
*   Nordex SE                                                       312      5,468
#*  Osram Licht AG                                                  196     10,131
*   Patrizia Immobilien AG                                        2,827     26,479
    Pfeiffer Vacuum Technology AG                                    93     10,829
#   Puma SE                                                         101     30,047
    QSC AG                                                        4,809     29,912
    Rational AG                                                      59     18,067
    Rheinmetall AG                                                  925     57,187
    RWE AG                                                        5,194    191,358
*   SAF-Holland SA                                                2,417     34,360
    Salzgitter AG                                                   919     40,445
#   SAP AG Sponsored ADR                                          1,200     94,020
    SGL Carbon SE                                                   525     20,473
    Siemens AG                                                    1,740    222,358
#*  Singulus Technologies AG                                      2,333      5,709
    Sixt SE                                                       1,140     34,353
*   Sky Deutschland AG                                            6,216     61,258
#   SMA Solar Technology AG                                         845     34,445
#*  Solarworld AG                                                   399        426
    Suedzucker AG                                                   686     22,067
    Symrise AG                                                      578     24,472
    TAG Immobilien AG                                             1,284     15,510
*   ThyssenKrupp AG                                               1,316     33,576
#*  Tom Tailor Holding AG                                           936     21,334
#*  TUI AG                                                        2,519     33,372
    United Internet AG                                            1,164     45,915
    Volkswagen AG                                                   192     46,953
    Vossloh AG                                                      324     33,421
#   Wacker Chemie AG                                                142     13,335
    Wincor Nixdorf AG                                               382     25,257
                                                                        ----------
TOTAL GERMANY                                                            6,742,423
                                                                        ----------
GREECE -- (0.2%)
*   Alpha Bank AE                                                 8,245      7,385
    Athens Water Supply & Sewage Co. SA (The)                       690      7,786
    Bank of Greece                                                  518     11,264
*   Ellaktor SA                                                   4,143     18,005
*   Folli Follie SA                                                 300      8,910
*   Fourlis Holdings SA                                             501      2,374
*   Frigoglass SA                                                   702      5,616
*   GEK Terna Holding Real Estate Construction SA                 1,957      8,332
    Hellenic Exchanges SA Holding Clearing Settlement and
    Registry                                                        626      6,580
    Hellenic Petroleum SA                                         3,652     47,487
*   Hellenic Telecommunications Organization SA                   1,098     13,819
*   JUMBO SA                                                        839     11,257
*   Marfin Investment Group Holdings SA                          22,347     14,248
    Metka SA                                                        797     14,964
    Motor Oil Hellas Corinth Refineries SA                          491      5,837

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                  SHARES   VALUE++
                                                                 --------- --------
GREECE -- (Continued)
*   Mytilineos Holdings SA                                           3,029 $ 24,459
*   National Bank of Greece SA                                       2,035   11,559
    National Bank of Greece SA ADR                                     511    2,989
*   Piraeus Bank SA                                                  2,824    5,895
*   Proton Bank SA                                                   2,311       --
    Public Power Corp. SA                                              802   11,919
*   T Bank SA                                                        8,910       --
*   Titan Cement Co. SA                                              1,951   53,068
*   TT Hellenic Postbank SA                                          3,006       --
*   Viohalco Hellenic Copper and Aluminum Industry SA                1,602   15,858
                                                                           --------
TOTAL GREECE                                                                309,611
                                                                           --------
HONG KONG -- (2.5%)
    Allied Properties HK, Ltd.                                      85,888   14,180
    Associated International Hotels, Ltd.                            6,000   17,657
    Bank of East Asia, Ltd.                                         14,264   61,816
    BOC Hong Kong Holdings, Ltd.                                    22,500   73,191
*   Brightoil Petroleum Holdings, Ltd.                             140,000   24,013
    Cafe de Coral Holdings, Ltd.                                    10,000   34,384
    Cathay Pacific Airways, Ltd.                                    12,000   23,772
    Cheung Kong Holdings, Ltd.                                      11,000  172,071
    Cheung Kong Infrastructure Holdings, Ltd.                        2,000   13,917
*   China Billion Resources, Ltd.                                  112,480       --
*   China Energy Development Holdings, Ltd.                        176,000    2,046
#   Chong Hing Bank, Ltd.                                            2,000    9,010
    Chow Sang Sang Holdings International, Ltd.                      5,000   16,216
    Chow Tai Fook Jewellery Group, Ltd.                             22,000   36,481
    Chuang's Consortium International, Ltd.                         93,642   11,728
    CLP Holdings, Ltd.                                               5,000   40,268
    Dah Sing Banking Group, Ltd.                                     8,000   15,068
    Dah Sing Financial Holdings, Ltd.                                4,050   25,298
    Esprit Holdings, Ltd.                                           43,000   79,285
#   Far East Consortium International, Ltd.                         37,000   12,225
*   FIH Mobile, Ltd.                                                55,000   30,910
    First Pacific Co., Ltd.                                         55,600   63,219
#*  G-Resources Group, Ltd.                                      1,184,400   35,397
    Get Nice Holdings, Ltd.                                        176,000    8,052
    Giordano International, Ltd.                                    20,000   18,761
    Guangnan Holdings, Ltd.                                         40,000    5,058
    Hang Lung Group, Ltd.                                           12,000   63,325
    Hang Lung Properties, Ltd.                                      26,000   85,621
    Hang Seng Bank, Ltd.                                             3,100   51,790
    Henderson Land Development Co., Ltd.                            16,066   94,964
    Hong Kong & China Gas Co., Ltd.                                 13,420   31,280
#   Hong Kong Exchanges and Clearing, Ltd.                           4,060   65,653
    Hongkong & Shanghai Hotels (The)                                11,096   17,462
    Hopewell Holdings, Ltd.                                         17,500   59,048
    Hutchison Telecommunications Hong Kong Holdings, Ltd.           15,000    6,640
    Hysan Development Co., Ltd.                                      8,000   37,474
    Johnson Electric Holdings, Ltd.                                 37,500   26,991
    K Wah International Holdings, Ltd.                              45,000   24,677
    Kerry Properties, Ltd.                                          13,000   56,543

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE++
                                                                 ------- ----------
HONG KONG -- (Continued)
    Kowloon Development Co., Ltd.                                 10,000 $   12,344
    L'Occitane International SA                                    9,250     20,981
*   Lai Sun Development                                          143,000      4,095
    Li & Fung, Ltd.                                               30,000     42,181
    Lifestyle International Holdings, Ltd.                         4,500      9,807
*   Lifestyle Properties Development, Ltd.                           225         46
    Luk Fook Holdings International, Ltd.                          8,000     28,457
    Man Wah Holdings, Ltd.                                        16,000     27,493
#   Midland Holdings, Ltd.                                        46,000     18,746
#*  Mongolian Mining Corp.                                       122,000     20,146
    MTR Corp., Ltd.                                                7,053     27,278
    New World Development Co., Ltd.                               55,889     77,461
    Newocean Energy Holdings, Ltd.                                42,000     25,682
    NWS Holdings, Ltd.                                            39,649     62,120
    Orient Overseas International, Ltd.                            6,000     30,991
    Pacific Basin Shipping, Ltd.                                  14,000     10,019
    Pacific Textile Holdings, Ltd.                                15,000     20,549
    PCCW, Ltd.                                                    87,000     39,396
    Pico Far East Holdings, Ltd.                                  14,000      4,427
    Power Assets Holdings, Ltd.                                    6,500     54,069
    Prada SpA                                                      2,700     26,308
    Regal Hotels International Holdings, Ltd.                     24,600     13,453
    Samsonite International SA                                    21,000     57,267
    Shangri-La Asia, Ltd.                                         33,500     61,630
    Shun Tak Holdings, Ltd.                                       27,500     15,930
    Singamas Container Holdings, Ltd.                             42,000      9,748
    Sino Land Co., Ltd.                                           48,800     68,442
#   SmarTone Telecommunications Holdings, Ltd.                     2,500      3,293
    SOCAM Development, Ltd.                                        4,000      4,757
    Stella International Holdings, Ltd.                              500      1,234
    Sun Hung Kai & Co., Ltd.                                      11,619      6,541
    Sun Hung Kai Properties, Ltd.                                 13,000    169,948
    TAI Cheung Holdings                                           23,000     17,447
    Techtronic Industries Co.                                     22,000     55,309
    Television Broadcasts, Ltd.                                    5,100     29,785
    Texwinca Holdings, Ltd.                                       14,000     14,303
    Transport International Holdings, Ltd.                         4,000      9,007
    Trinity, Ltd.                                                 64,000     23,923
    Value Partners Group, Ltd.                                    40,000     24,277
    Varitronix International, Ltd.                                17,000     15,113
    Victory City International Holdings, Ltd.                     14,000      1,966
    Vitasoy International Holdings, Ltd.                          18,000     23,211
    VTech Holdings, Ltd.                                           2,200     31,415
    Wharf Holdings, Ltd.                                           8,625     72,915
    Wheelock & Co., Ltd.                                          13,000     66,511
    Wing Hang Bank, Ltd.                                           5,000     70,911
    Xinyi Glass Holdings, Ltd.                                    32,000     31,734
    Yue Yuen Industrial Holdings, Ltd.                            15,000     41,188
                                                                         ----------
TOTAL HONG KONG                                                           2,969,345
                                                                         ----------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C.                                        4,388      8,337

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
IRELAND -- (Continued)
*   Bank of Ireland                                              496,536 $181,476
*   Bank of Ireland Sponsored ADR                                    330    4,795
    CRH P.L.C.                                                     3,670   89,304
#   CRH P.L.C. Sponsored ADR                                       4,265  104,407
    Dragon Oil P.L.C.                                              4,125   38,858
    FBD Holdings P.L.C.                                              158    3,409
    Glanbia P.L.C.                                                   538    7,531
    Kerry Group P.L.C. Class A                                       667   42,553
    Kingspan Group P.L.C.(4491235)                                 1,108   18,530
    Kingspan Group P.L.C.(0492793)                                 1,183   19,983
    Smurfit Kappa Group P.L.C.                                     3,976   96,245
                                                                         --------
TOTAL IRELAND                                                             615,428
                                                                         --------
ISRAEL -- (0.4%)
*   Africa Israel Investments, Ltd.                                1,545    2,601
*   AudioCodes, Ltd.                                                 614    3,693
    Azrieli Group                                                    825   26,451
    Bank Hapoalim BM                                              14,543   77,856
*   Bank Leumi Le-Israel BM                                       10,766   40,980
    Bezeq The Israeli Telecommunication Corp., Ltd.                5,997   10,427
    Delek Group, Ltd.                                                 45   15,539
    Elbit Systems, Ltd.                                              649   34,638
    Electra, Ltd.                                                     59    7,435
    Harel Insurance Investments & Financial Services, Ltd.         4,420   25,918
    Israel Chemicals, Ltd.                                         1,084    8,962
*   Israel Discount Bank, Ltd. Class A                            20,541   40,991
    Ituran Location and Control, Ltd.                                538    9,842
*   Jerusalem Oil Exploration                                        300   11,079
    Menorah Mivtachim Holdings, Ltd.                                 894   10,291
    Migdal Insurance & Financial Holding, Ltd.                     7,718   13,473
    Mizrahi Tefahot Bank, Ltd.                                     2,222   26,046
    NICE Systems, Ltd. Sponsored ADR                                 863   33,812
*   Nitsba Holdings 1995, Ltd.                                     1,262   17,673
*   Oil Refineries, Ltd.                                           6,074    1,963
*   Ormat Industries                                                 270    1,825
    Osem Investments, Ltd.                                           565   12,464
*   Paz Oil Co., Ltd.                                                198   30,735
    Phoenix Holdings, Ltd. (The)                                   1,952    7,674
    Shikun & Binui, Ltd.                                           5,298   12,675
*   Union Bank of Israel                                           1,193    5,349
                                                                         --------
TOTAL ISRAEL                                                              490,392
                                                                         --------
ITALY -- (2.0%)
    A2A SpA                                                        7,105    7,994
    ACEA SpA                                                       1,354   14,088
*   Arnoldo Mondadori Editore SpA                                  1,773    3,782
    Assicurazioni Generali SpA                                     2,086   48,769
*   Autogrill SpA                                                  1,015    9,111
    Azimut Holding SpA                                             1,386   35,159
#*  Banca Carige SpA                                              17,321   13,849
#*  Banca Monte dei Paschi di Siena SpA                           21,946    6,919
*   Banca Piccolo Credito Valtellinese Scarl                       4,872    8,719

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
ITALY -- (Continued)
*   Banca Popolare dell'Emilia Romagna S.c.r.l.                   7,293 $ 70,065
*   Banca Popolare dell'Etruria e del Lazio                         424      395
*   Banca Popolare di Milano Scarl                               75,800   50,635
    Banca Popolare di Sondrio Scarl                               6,476   37,274
*   Banco Popolare                                               19,666   39,068
    Brembo SpA                                                    1,194   31,579
#   Buzzi Unicem SpA                                              2,983   51,646
    Cementir Holding SpA                                          2,563   11,797
*   CIR-Compagnie Industriali Riunite SpA                         7,131   11,862
*   CNH Industrial NV                                             2,621   30,996
    Credito Emiliano SpA                                          1,807   13,661
    De'Longhi SpA                                                   720   11,119
    Enel Green Power SpA                                         16,762   40,775
    Enel SpA                                                     16,916   74,632
#   Eni SpA Sponsored ADR                                         3,700  187,960
    ERG SpA                                                       1,082   13,213
    Esprinet SpA                                                  2,121   15,418
*   Fiat SpA                                                     16,569  130,012
*   Fiat SpA Sponsored ADR                                        1,600   12,656
#*  Finmeccanica SpA                                              6,992   51,237
*   Fondiaria-Sai SpA                                            10,876   27,866
#   Geox SpA                                                        852    2,333
*   Gruppo Editoriale L'Espresso SpA                              3,978    7,927
#   Hera SpA                                                     11,731   23,635
*   IMMSI SpA                                                     4,196    2,591
    Indesit Co. SpA                                               2,901   29,960
    Interpump Group SpA                                           1,758   19,551
    Intesa Sanpaolo SpA                                          84,234  208,974
    Iren SpA                                                      8,189   12,244
    Italcementi SpA                                               1,415   12,584
*   Italmobiliare SpA                                               246    8,022
    Luxottica Group SpA Sponsored ADR                               600   32,322
*   Mediaset SpA                                                 14,069   70,256
    Mediobanca SpA                                               14,179  129,191
    Mediolanum SpA                                                2,157   18,771
*   Milano Assicurazioni SpA                                      5,810    4,957
    Parmalat SpA                                                  8,313   27,961
    Piaggio & C SpA                                               2,131    6,149
#   Pirelli & C. SpA                                              3,639   51,190
*   Prelios SpA                                                     750      638
*   Premafin Finanziaria SpA                                     10,391    2,364
    Prysmian SpA                                                  1,062   25,942
*   Safilo Group SpA                                              1,177   24,062
    Saipem SpA                                                      800   18,715
#*  Saras SpA                                                     3,877    4,799
    Snam SpA                                                      3,918   20,188
    Societa Cattolica di Assicurazioni S.c.r.l.                   1,391   35,215
    Societa Iniziative Autostradali e Servizi SpA                 1,213   12,708
    Telecom Italia SpA Sponsored ADR                              8,020   78,275
    Tenaris SA ADR                                                  331   15,494
    Tod's SpA                                                       194   32,284
    UniCredit SpA                                                37,986  285,145

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
ITALY -- (Continued)
    Unione di Banche Italiane SCPA                               11,521 $   79,627
    Unipol Gruppo Finanziario SpA                                 8,580     45,494
*   World Duty Free SpA                                           1,015     11,245
                                                                        ----------
TOTAL ITALY                                                              2,423,069
                                                                        ----------
JAPAN -- (19.5%)
    77 Bank, Ltd. (The)                                           7,000     34,621
    ABC-Mart, Inc.                                                  700     35,008
    Accordia Golf Co., Ltd.                                       2,400     26,341
    ADEKA Corp.                                                   2,100     24,693
#   Advantest Corp.                                               2,200     26,330
    Aeon Co., Ltd.                                                4,300     58,680
    Ahresty Corp.                                                   800      6,347
    Aica Kogyo Co., Ltd.                                          1,000     20,472
    Aichi Bank, Ltd. (The)                                          200      9,089
    Aichi Steel Corp.                                             4,000     20,503
    Aida Engineering, Ltd.                                        2,800     27,066
    Aiphone Co., Ltd.                                               300      4,913
    Air Water, Inc.                                               4,000     57,177
    Aisin Seiki Co., Ltd.                                         1,600     64,999
    Akita Bank, Ltd. (The)                                        5,000     12,554
    Alpha Systems, Inc.                                             480      6,566
    Alpine Electronics, Inc.                                      1,300     15,738
*   Alps Electric Co., Ltd.                                       2,800     24,572
    Amada Co., Ltd.                                              10,000     86,026
    Amano Corp.                                                   1,700     16,655
    ANA Holdings, Inc.                                            3,000      6,268
    Anritsu Corp.                                                 2,000     26,224
    AOKI Holdings, Inc.                                           1,100     36,590
    Aomori Bank, Ltd. (The)                                       2,000      5,217
    Aoyama Trading Co., Ltd.                                      1,700     43,346
    Aozora Bank, Ltd.                                            10,000     29,070
    Arakawa Chemical Industries, Ltd.                               900      9,040
    Arcs Co., Ltd.                                                1,300     24,367
    Ariake Japan Co., Ltd.                                        1,000     24,191
#*  Arnest One Corp.                                              1,400     38,442
    Asahi Diamond Industrial Co., Ltd.                            1,000      9,708
    Asahi Glass Co., Ltd.                                        14,000     86,464
    Asahi Holdings, Inc.                                          1,600     26,378
    Asahi Kasei Corp.                                            15,000    114,159
    Asatsu-DK, Inc.                                                 700     19,237
    Asics Corp.                                                   2,000     35,261
    Autobacs Seven Co., Ltd.                                      2,200     32,077
    Awa Bank, Ltd. (The)                                          5,000     26,112
    Azbil Corp.                                                   1,400     33,732
#   Bank of Iwate, Ltd. (The)                                       400     18,166
    Bank of Kyoto, Ltd. (The)                                     7,000     61,679
    Bank of Nagoya, Ltd. (The)                                    4,000     13,718
    Bank of Okinawa, Ltd. (The)                                     600     23,223
    Bank of the Ryukyus, Ltd.                                     1,400     15,278
    Bank of Yokohama, Ltd. (The)                                 19,000    104,771
#   Benesse Holdings, Inc.                                          700     26,090

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
*   Best Denki Co., Ltd.                                          8,100 $ 12,643
#   Bookoff Corp.                                                 1,500   10,074
    Bridgestone Corp.                                               900   30,854
    Brother Industries, Ltd.                                      4,600   52,267
    Calsonic Kansei Corp.                                         6,000   28,847
    Canon Electronics, Inc.                                         600   11,215
    Canon Marketing Japan, Inc.                                   1,200   16,076
    Canon, Inc.                                                     194    6,122
#   Canon, Inc. Sponsored ADR                                     2,596   81,956
#   Casio Computer Co., Ltd.                                      6,600   63,171
    Central Glass Co., Ltd.                                       4,000   13,911
    Central Japan Railway Co.                                       300   38,901
    Century Tokyo Leasing Corp.                                     800   25,308
    Chiba Bank, Ltd. (The)                                       12,000   85,546
*   Chiba Kogyo Bank, Ltd. (The)                                  1,500   11,433
    Chiyoda Co., Ltd.                                               700   15,364
    Chubu Electric Power Co., Inc.                                1,800   26,646
    Chuetsu Pulp & Paper Co., Ltd.                                6,000    9,720
    Chugoku Bank, Ltd. (The)                                      5,000   71,882
    Chugoku Electric Power Co., Inc. (The)                        1,200   18,394
    Chugoku Marine Paints, Ltd.                                   2,000   11,425
    Chukyo Bank, Ltd. (The)                                       7,000   12,627
    Citizen Holdings Co., Ltd.                                    7,900   56,363
    CKD Corp.                                                     2,200   20,423
    CMK Corp.                                                     2,100    6,052
    Coca-Cola Central Japan Co., Ltd.                             1,927   34,128
    Coca-Cola West Co., Ltd.                                      1,500   30,425
    COMSYS Holdings Corp.                                         2,000   27,767
#*  Cosmo Oil Co., Ltd.                                          15,000   26,412
    Dai Nippon Printing Co., Ltd.                                 8,000   84,048
    Dai-ichi Life Insurance Co., Ltd. (The)                       7,300  104,213
    Daibiru Corp.                                                   300    3,823
    Daicel Corp.                                                  7,000   59,001
    Daido Steel Co., Ltd.                                         5,000   28,752
#*  Daiei, Inc. (The)                                             2,650    9,188
    Daifuku Co., Ltd.                                             2,000   25,719
    Daikin Industries, Ltd.                                         700   40,273
    Daikyo, Inc.                                                  5,000   15,532
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       4,000   16,638
    Daio Paper Corp.                                              3,000   22,211
    Daisan Bank, Ltd. (The)                                       7,000   11,472
    Daiseki Co., Ltd.                                               200    3,928
    Daishi Bank, Ltd. (The)                                       8,000   27,930
    Daito Trust Construction Co., Ltd.                              300   30,631
    Daiwa House Industry Co., Ltd.                                3,000   60,101
    Daiwa Securities Group, Inc.                                  5,000   45,669
    Daiwabo Holdings Co., Ltd.                                    8,000   15,331
    DCM Holdings Co., Ltd.                                        1,800   12,576
#   Dena Co., Ltd.                                                1,200   26,148
    Denki Kagaku Kogyo KK                                        11,000   46,131
    Denki Kogyo Co., Ltd.                                         3,000   19,875
    Denso Corp.                                                   1,500   72,103

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Dentsu, Inc.                                                    800 $ 30,226
    Descente, Ltd.                                                3,000   21,953
    DIC Corp.                                                    10,000   28,951
#   Disco Corp.                                                     400   25,277
    DMG Mori Seiki Co., Ltd.                                      1,100   17,844
    Doutor Nichires Holdings Co., Ltd.                              400    7,265
    Dowa Holdings Co., Ltd.                                       2,000   18,876
    Dunlop Sports Co., Ltd.                                       1,100   13,691
    Duskin Co., Ltd.                                              1,300   26,424
    East Japan Railway Co.                                          900   78,184
    Ebara Corp.                                                  11,000   59,140
#   EDION Corp.                                                   1,800    9,011
    Ehime Bank, Ltd. (The)                                        6,000   14,434
    Eighteenth Bank, Ltd. (The)                                   8,000   18,428
    Eizo Corp.                                                      500   12,304
    Electric Power Development Co., Ltd.                            600   19,175
    Exedy Corp.                                                   1,000   29,700
    FamilyMart Co., Ltd.                                            600   26,878
    FANUC Corp.                                                     300   48,122
    FCC Co., Ltd.                                                 1,000   22,845
    Felissimo Corp.                                                 400    4,034
    FIDEA Holdings Co., Ltd.                                      5,200   10,258
    Foster Electric Co., Ltd.                                       500    9,783
    France Bed Holdings Co., Ltd.                                 6,000   12,428
    Fuji Electric Co., Ltd.                                      10,000   44,829
    Fuji Heavy Industries, Ltd.                                   1,000   27,342
    Fuji Oil Co. Ltd/Osaka                                        1,100   20,047
    Fuji Oil Co., Ltd.                                            2,200    7,896
    Fuji Seal International, Inc.                                   400   12,070
    Fuji Soft, Inc.                                               1,100   21,871
    Fujibo Holdings, Inc.                                         5,000   10,188
    FUJIFILM Holdings Corp.                                       4,400  107,640
    Fujikura, Ltd.                                                7,000   31,942
    Fujimori Kogyo Co., Ltd.                                        300    8,930
    Fujitec Co., Ltd.                                             3,000   36,889
    Fujitsu General, Ltd.                                         1,000   12,116
*   Fujitsu, Ltd.                                                18,000   77,332
    Fukui Bank, Ltd. (The)                                        7,000   15,267
    Fukuoka Financial Group, Inc.                                12,000   54,125
#   Fukuyama Transporting Co., Ltd.                               5,000   31,959
    Furukawa Co., Ltd.                                            9,000   18,763
#   Furukawa Electric Co., Ltd.                                  18,000   41,720
*   Futaba Industrial Co., Ltd.                                     900    3,353
#   Geo Holdings Corp.                                              900    8,390
    Glory, Ltd.                                                   1,000   24,797
    Godo Steel, Ltd.                                              6,000   11,030
#   Gree, Inc.                                                    1,200   10,321
#*  GungHo Online Entertainment, Inc.                                35   22,087
    Gunma Bank, Ltd. (The)                                        9,000   52,075
    Gunze, Ltd.                                                   5,000   13,354
    H2O Retailing Corp.                                           4,000   33,990
    Hachijuni Bank, Ltd. (The)                                   11,000   67,953

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Hakuhodo DY Holdings, Inc.                                    5,300 $ 40,991
    Hankyu Hanshin Holdings, Inc.                                16,000   89,741
    Hanwa Co., Ltd.                                               4,000   18,611
*   Haseko Corp.                                                  2,200   16,307
#   Hazama Ando Corp.                                             6,200   22,908
    Heiwa Corp.                                                     800   13,413
    Heiwa Real Estate Co., Ltd.                                     500    9,056
    Heiwado Co., Ltd.                                             1,200   18,714
    Higashi-Nippon Bank, Ltd. (The)                               6,000   13,242
    Higo Bank, Ltd. (The)                                         3,000   17,078
    Hino Motors, Ltd.                                             1,000   14,130
    Hiroshima Bank, Ltd. (The)                                   11,000   46,815
#   Hitachi Capital Corp.                                         1,300   34,964
    Hitachi Chemical Co., Ltd.                                    1,300   19,944
    Hitachi Construction Machinery Co., Ltd.                        900   19,061
    Hitachi High-Technologies Corp.                               1,400   32,200
    Hitachi Koki Co., Ltd.                                          600    4,398
#   Hitachi Metals, Ltd.                                          1,000   13,466
    Hitachi Transport System, Ltd.                                1,100   17,443
    Hitachi Zosen Corp.                                           3,800   30,215
    Hitachi, Ltd.                                                24,000  167,882
    Hitachi, Ltd. ADR                                               800   55,776
*   Hokkaido Electric Power Co., Inc.                             1,600   20,611
    Hokkan Holdings, Ltd.                                         5,000   15,803
    Hokkoku Bank, Ltd. (The)                                      7,000   25,871
    Hokuetsu Bank, Ltd. (The)                                     4,000    8,296
#   Hokuetsu Kishu Paper Co., Ltd.                                6,000   27,956
    Hokuhoku Financial Group, Inc.                               31,000   63,920
    Hokuriku Electric Power Co.                                   1,800   25,638
#   Hokuto Corp.                                                  1,400   26,857
    Honda Motor Co., Ltd.                                         6,900  275,537
#   Honda Motor Co., Ltd. Sponsored ADR                           3,554  142,018
    Hosiden Corp.                                                 1,200    6,559
    House Foods Group, Inc.                                       1,900   30,095
    Hoya Corp.                                                    2,400   57,550
    Hyakugo Bank, Ltd. (The)                                      4,000   16,265
    Hyakujushi Bank, Ltd. (The)                                   4,000   14,576
    Ibiden Co., Ltd.                                              3,500   60,674
*   Ichikoh Industries, Ltd.                                     10,000   19,174
    Idec Corp.                                                    1,300   11,673
    Idemitsu Kosan Co., Ltd.                                        400   33,485
    IHI Corp.                                                     7,000   29,640
    Inaba Denki Sangyo Co., Ltd.                                    600   18,062
    Inabata & Co., Ltd.                                             100      981
    Inageya Co., Ltd.                                             2,000   20,651
    Inpex Corp.                                                   2,800   32,346
*   Inui Steamship Co., Ltd.                                      3,500   13,753
    Iseki & Co., Ltd.                                             5,000   16,257
    Isetan Mitsukoshi Holdings, Ltd.                              3,740   56,680
*   Ishihara Sangyo Kaisha, Ltd.                                 13,000   12,058
    Isuzu Motors, Ltd.                                            4,000   24,910
    IT Holdings Corp.                                             1,200   17,237

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Ito En, Ltd.                                                  1,000 $ 22,475
    ITOCHU Corp.                                                 12,800  153,909
    Itochu Enex Co., Ltd.                                         1,800    9,809
#   Itochu Techno-Solutions Corp.                                   400   15,692
    Itoham Foods, Inc.                                            5,000   21,077
    Iwai Cosmo Holdings, Inc.                                       900   11,290
    Iwatani Corp.                                                 7,000   32,239
    Iyo Bank, Ltd. (The)                                          6,000   62,650
    Izumiya Co., Ltd.                                             3,000   14,166
    J Front Retailing Co., Ltd.                                   6,800   52,913
    J-Oil Mills, Inc.                                             3,000    9,478
#   Japan Airport Terminal Co., Ltd.                              1,100   26,672
    Japan Aviation Electronics Industry, Ltd.                     3,000   30,203
    Japan Digital Laboratory Co., Ltd.                            1,600   19,097
    Japan Exchange Group, Inc.                                    1,500   34,872
    Japan Pulp & Paper Co., Ltd.                                  5,000   16,150
    Japan Steel Works, Ltd. (The)                                10,000   55,865
    Japan Wool Textile Co., Ltd. (The)                            3,000   23,630
    JFE Holdings, Inc.                                            4,000   90,939
    Joshin Denki Co., Ltd.                                        1,000    8,143
    Joyo Bank, Ltd. (The)                                        12,000   62,330
    JSR Corp.                                                     2,100   40,001
    JTEKT Corp.                                                   3,200   41,082
    Juroku Bank, Ltd. (The)                                       6,000   23,492
    JVC Kenwood Corp.                                             1,500    2,938
    JX Holdings, Inc.                                            16,790   83,021
#   K's Holdings Corp.                                              700   20,554
#   Kadokawa Corp.                                                  800   29,187
    Kaga Electronics Co., Ltd.                                    1,200   12,074
    Kagoshima Bank, Ltd. (The)                                    3,000   20,194
    Kajima Corp.                                                  8,000   33,954
    Kakaku.com, Inc.                                              1,200   23,210
    Kameda Seika Co., Ltd.                                          300    8,855
    Kamigumi Co., Ltd.                                            7,000   60,889
    Kanamoto Co., Ltd.                                            1,000   27,011
    Kandenko Co., Ltd.                                            4,000   25,275
    Kaneka Corp.                                                  8,000   50,764
    Kanematsu Corp.                                              12,000   16,278
*   Kansai Electric Power Co., Inc. (The)                         1,200   15,188
#   Kansai Paint Co., Ltd.                                        1,000   13,437
    Kao Corp.                                                     1,000   33,304
    Kato Works Co., Ltd.                                          2,000   13,712
    Kawasaki Heavy Industries, Ltd.                               5,000   19,538
    Kawasaki Kisen Kaisha, Ltd.                                  28,000   64,188
    KDDI Corp.                                                      800   43,325
    Keihan Electric Railway Co., Ltd.                            10,000   41,137
    Keihin Corp.                                                  1,100   17,972
    Keikyu Corp.                                                  3,000   28,239
    Keio Corp.                                                    3,000   20,785
    Keisei Electric Railway Co., Ltd.                             2,000   20,654
    Keiyo Bank, Ltd. (The)                                        9,000   45,835
    Kewpie Corp.                                                  2,200   33,101

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    KEY Coffee, Inc.                                                300 $  4,751
    Keyence Corp.                                                   100   42,859
    Kinden Corp.                                                  3,000   32,948
#   Kintetsu Corp.                                                7,000   25,761
    Kintetsu World Express, Inc.                                    300   11,450
    Kitz Corp.                                                    3,000   12,927
*   Kiyo Bank Ltd (The)                                           1,500   19,938
    Koa Corp.                                                     1,400   13,162
*   Kobe Steel, Ltd.                                             30,000   52,991
#   Kohnan Shoji Co., Ltd.                                        1,300   13,675
    Koito Manufacturing Co., Ltd.                                 1,000   18,204
    Kokuyo Co., Ltd.                                              2,300   17,601
#   Komatsu, Ltd.                                                 1,100   24,134
    Konami Corp.                                                  2,400   58,002
    Konica Minolta, Inc.                                          5,500   45,545
    Konishi Co., Ltd.                                               600   12,093
    Kose Corp.                                                      800   23,380
    Kubota Corp. Sponsored ADR                                      500   36,995
    Kurabo Industries, Ltd.                                       8,000   13,953
    Kuraray Co., Ltd.                                             4,400   51,662
    Kureha Corp.                                                  5,000   19,282
#   Kurita Water Industries, Ltd.                                 2,100   45,830
    Kuroda Electric Co., Ltd.                                     1,300   18,210
    KYB Co., Ltd.                                                 4,000   23,161
#   Kyocera Corp. Sponsored ADR                                   1,800   95,310
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              1,900   23,757
    Kyoritsu Maintenance Co., Ltd.                                  900   34,640
    Kyowa Exeo Corp.                                              2,000   23,749
*   Kyushu Electric Power Co., Inc.                               1,800   25,344
    Lawson, Inc.                                                    300   24,058
    Lintec Corp.                                                  1,100   22,815
    Lion Corp.                                                    4,000   24,006
    LIXIL Group Corp.                                             3,200   75,113
    Maeda Corp.                                                   5,000   35,974
    Maeda Road Construction Co., Ltd.                             2,000   35,562
    Makino Milling Machine Co., Ltd.                              2,000   13,096
    Makita Corp.                                                    500   25,285
    Marubeni Corp.                                               14,000  109,612
    Maruha Nichiro Holdings, Inc.                                12,000   23,013
    Marui Group Co., Ltd.                                         4,900   46,906
    Marusan Securities Co., Ltd.                                  2,100   17,308
    Maruwa Co. Ltd/Aichi                                            500   18,151
    Matsui Securities Co., Ltd.                                   2,300   24,627
    Max Co., Ltd.                                                 1,000   11,239
*   Mazda Motor Corp.                                             9,000   40,514
#   Megmilk Snow Brand Co., Ltd.                                  1,400   19,881
    Meitec Corp.                                                    700   18,660
    Meito Sangyo Co., Ltd.                                          600    6,316
    Michinoku Bank, Ltd. (The)                                    2,000    4,157
    Mimasu Semiconductor Industry Co., Ltd.                         500    4,382
    Minebea Co., Ltd.                                             5,000   27,680
    Ministop Co., Ltd.                                              800   12,486

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
JAPAN -- (Continued)
    Mirait Holdings Corp.                                          2,000 $ 17,745
    MISUMI Group, Inc.                                             1,200   35,129
    Mito Securities Co., Ltd.                                      3,000   14,406
    Mitsuba Corp.                                                  2,000   29,849
    Mitsubishi Corp.                                              11,900  240,750
    Mitsubishi Electric Corp.                                      9,000   98,928
    Mitsubishi Estate Co., Ltd.                                    2,000   57,159
    Mitsubishi Gas Chemical Co., Inc.                              4,000   32,690
    Mitsubishi Heavy Industries, Ltd.                             18,598  118,195
    Mitsubishi Logistics Corp.                                     4,000   55,588
    Mitsubishi Materials Corp.                                    15,000   58,686
#*  Mitsubishi Motors Corp.                                        3,700   41,577
*   Mitsubishi Paper Mills, Ltd.                                  10,000    9,068
    Mitsubishi Pencil Co., Ltd.                                      600   15,658
    Mitsubishi Shokuhin Co., Ltd.                                    400   11,203
    Mitsubishi Steel Manufacturing Co., Ltd.                       2,000    5,677
    Mitsubishi UFJ Financial Group, Inc.                         109,270  695,860
    Mitsuboshi Belting Co., Ltd.                                   3,000   15,465
    Mitsui & Co., Ltd.                                            11,700  167,145
    Mitsui & Co., Ltd. Sponsored ADR                                 125   35,750
    Mitsui Chemicals, Inc.                                        18,000   47,850
    Mitsui Engineering & Shipbuilding Co., Ltd.                   18,000   35,334
    Mitsui Fudosan Co., Ltd.                                       2,000   66,252
    Mitsui High-Tec, Inc.                                          2,000   14,171
    Mitsui Mining & Smelting Co., Ltd.                            14,000   35,689
    Mitsui OSK Lines, Ltd.                                        20,000   84,657
    Mitsui Sugar Co., Ltd.                                         3,000   10,765
    Mitsui-Soko Co., Ltd.                                          2,000   10,048
*   Mitsumi Electric Co., Ltd.                                     2,600   17,533
    Mitsuuroko Holdings Co., Ltd.                                    800    3,853
    Miura Co., Ltd.                                                  700   18,361
    Miyazaki Bank, Ltd. (The)                                      5,000   14,512
    Mizuho Financial Group, Inc.                                 169,200  355,161
#   Mizuno Corp.                                                   4,000   22,588
    Morinaga & Co., Ltd.                                           9,000   19,151
#   Morinaga Milk Industry Co., Ltd.                               4,000   12,472
    Morita Holdings Corp.                                          1,000    8,796
    MOS Food Services, Inc.                                        1,400   27,144
    Moshi Moshi Hotline, Inc.                                        900   11,313
    MS&AD Insurance Group Holdings                                 4,764  123,184
    Murata Manufacturing Co., Ltd.                                   400   32,108
    Musashino Bank, Ltd. (The)                                       600   21,052
    Nagase & Co., Ltd.                                             3,400   42,353
#   Nagoya Railroad Co., Ltd.                                      9,000   26,129
    Namco Bandai Holdings, Inc.                                    1,900   35,816
    Nankai Electric Railway Co., Ltd.                              7,000   26,149
    Nanto Bank, Ltd. (The)                                         5,000   19,797
    NEC Corp.                                                     36,000   80,863
    NEC Networks & System Integration Corp.                        1,200   30,215
#   NET One Systems Co., Ltd.                                      1,400    9,766
    Neturen Co., Ltd.                                              1,500   13,230
#   NGK Insulators, Ltd.                                           3,000   50,460

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    NGK Spark Plug Co., Ltd.                                      2,000 $ 45,676
    NHK Spring Co., Ltd.                                          2,000   20,936
    Nichias Corp.                                                 3,000   20,296
    Nichicon Corp.                                                2,400   25,135
    Nichiha Corp.                                                   900   12,915
    Nichirei Corp.                                                6,000   30,970
#   Nifco, Inc.                                                     900   23,984
    NIFTY Corp.                                                     500    6,518
    Nihon Dempa Kogyo Co., Ltd.                                     400    3,724
    Nihon Nohyaku Co., Ltd.                                       1,000   11,986
    Nihon Parkerizing Co., Ltd.                                   1,000   19,535
    Nihon Unisys, Ltd.                                            3,000   26,753
    Nikon Corp.                                                   2,800   51,761
    Nintendo Co., Ltd.                                              100   11,245
    Nippo Corp.                                                   1,000   18,761
    Nippon Beet Sugar Manufacturing Co., Ltd.                     9,000   16,954
#   Nippon Carbon Co., Ltd.                                       7,000   13,642
*   Nippon Chemi-Con Corp.                                        3,000   13,558
    Nippon Denko Co., Ltd.                                        4,000   11,649
#   Nippon Electric Glass Co., Ltd.                               8,000   41,150
    Nippon Express Co., Ltd.                                      9,000   45,194
    Nippon Flour Mills Co., Ltd.                                  6,000   28,943
    Nippon Gas Co., Ltd.                                          1,100   12,300
    Nippon Konpo Unyu Soko Co., Ltd.                              1,700   29,634
    Nippon Light Metal Holdings Co., Ltd.                        10,000   14,318
    Nippon Meat Packers, Inc.                                     2,000   29,283
#   Nippon Paper Industries Co., Ltd.                             2,300   36,648
    Nippon Road Co., Ltd. (The)                                   2,000   12,456
    Nippon Seiki Co., Ltd.                                        1,000   16,304
#   Nippon Sharyo, Ltd.                                           5,000   26,361
#*  Nippon Sheet Glass Co., Ltd.                                 20,000   25,939
    Nippon Shokubai Co., Ltd.                                     4,000   49,070
    Nippon Signal Co., Ltd.                                       1,500   11,408
    Nippon Soda Co., Ltd.                                         5,000   30,632
    Nippon Steel & Sumitomo Metal Corp.                          43,675  144,152
*   Nippon Suisan Kaisha, Ltd.                                    5,500   11,218
    Nippon Synthetic Chemical Industry Co., Ltd. (The)            2,000   19,283
    Nippon Telegraph & Telephone Corp.                              500   25,990
    Nippon Telegraph & Telephone Corp. ADR                        1,600   41,760
    Nippon Thompson Co., Ltd.                                     3,000   16,328
#*  Nippon Yakin Kogyo Co., Ltd.                                  2,500    8,283
#   Nippon Yusen KK                                              29,000   88,609
    Nishi-Nippon City Bank, Ltd. (The)                           18,000   48,632
    Nishi-Nippon Railroad Co., Ltd.                               6,000   22,985
    Nishimatsu Construction Co., Ltd.                             7,000   24,713
    Nishimatsuya Chain Co., Ltd.                                  2,500   18,536
    Nissan Chemical Industries, Ltd.                              1,400   22,009
    Nissan Motor Co., Ltd.                                       14,500  145,598
    Nissan Shatai Co., Ltd.                                       3,000   51,723
#   Nisshin Oillio Group, Ltd. (The)                              5,000   16,801
#   Nisshin Seifun Group, Inc.                                    6,050   65,591
    Nisshin Steel Holdings Co., Ltd.                              2,100   28,001

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Nisshinbo Holdings, Inc.                                      2,000 $ 17,665
    Nissin Foods Holdings Co., Ltd.                                 500   21,402
    Nissin Kogyo Co., Ltd.                                        1,000   18,706
    Nitta Corp.                                                   1,000   21,063
    Nittetsu Mining Co., Ltd.                                     3,000   17,214
    Nitto Boseki Co., Ltd.                                        6,000   27,897
#   Nitto Denko Corp.                                               500   26,220
    Nitto Kogyo Corp.                                             1,000   15,811
    NKSJ Holdings, Inc.                                           4,400  113,895
    NOF Corp.                                                     5,000   34,767
    NOK Corp.                                                     3,000   46,375
    Nomura Holdings, Inc.                                        18,800  138,876
    Nomura Holdings, Inc. ADR                                     3,400   25,024
    Nomura Real Estate Holdings, Inc.                             1,800   45,543
    Nomura Research Institute, Ltd.                                 600   20,137
    Noritake Co., Ltd/Nagoya                                      5,000   13,596
    Noritz Corp.                                                    700   16,225
    North Pacific Bank, Ltd.                                      8,000   34,931
    NSK, Ltd.                                                     6,000   64,094
*   NTN Corp.                                                    12,000   57,682
#   NTT Data Corp.                                                1,400   46,543
    NTT DOCOMO, Inc.                                              9,900  157,064
    Obayashi Corp.                                                9,000   57,664
    Obic Co., Ltd.                                                  800   25,122
    Odakyu Electric Railway Co., Ltd.                             2,000   19,302
    Ogaki Kyoritsu Bank, Ltd. (The)                              10,000   28,168
#   Oiles Corp.                                                   1,200   26,811
    Oita Bank, Ltd. (The)                                         4,000   14,673
    Oji Holdings Corp.                                           14,000   63,980
    Okamura Corp.                                                 2,000   14,454
    Okinawa Electric Power Co., Inc. (The)                          400   13,899
    OKUMA Corp.                                                   2,000   16,895
    Okumura Corp.                                                 4,000   18,993
    Omron Corp.                                                     900   34,345
    Onoken Co., Ltd.                                              1,500   18,040
    Onward Holdings Co., Ltd.                                     4,000   33,107
    Oriental Land Co., Ltd.                                         100   16,013
    Osaka Gas Co., Ltd.                                           8,000   33,697
    OSG Corp.                                                       700   11,324
#   Pacific Metals Co., Ltd.                                      6,000   21,987
#   Paltac Corp.                                                    300    4,037
    PanaHome Corp.                                                2,000   13,530
    Panasonic Corp.                                               9,000   92,244
#   Parco Co., Ltd.                                                 300    3,084
    Paris Miki Holdings, Inc.                                     1,600    7,477
    Park24 Co., Ltd.                                                600   11,715
    Penta-Ocean Construction Co., Ltd.                            7,000   21,164
    Pilot Corp.                                                     400   15,191
#*  Pioneer Corp.                                                 2,500    4,602
    Pola Orbis Holdings, Inc.                                       500   16,941
    Press Kogyo Co., Ltd.                                         5,000   21,933
    Prima Meat Packers, Ltd.                                      5,000   10,601

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Raito Kogyo Co., Ltd.                                         2,500 $ 20,756
    Rakuten, Inc.                                                 2,100   27,362
    Rengo Co., Ltd.                                               4,000   21,394
*   Renown, Inc.                                                  2,700    3,659
    Resona Holdings, Inc.                                        15,200   79,066
    Resorttrust, Inc.                                             1,000   38,093
    Ricoh Co., Ltd.                                               8,000   84,486
    Ricoh Leasing Co., Ltd.                                         500   14,317
    Riken Corp.                                                   4,000   17,506
    Riso Kagaku Corp.                                             1,100   24,504
    Rohm Co., Ltd.                                                1,700   69,781
    Round One Corp.                                                 900    4,775
    Ryohin Keikaku Co., Ltd.                                        400   39,902
    Ryosan Co., Ltd.                                              1,000   19,362
    Saibu Gas Co., Ltd.                                           6,000   14,917
#   Saizeriya Co., Ltd.                                           1,200   14,833
#   Sakai Chemical Industry Co., Ltd.                             3,000    9,937
    Sakata Seed Corp.                                             1,200   16,379
    San-Ai Oil Co., Ltd.                                          2,000    8,638
    San-In Godo Bank, Ltd. (The)                                  3,000   21,779
    Sangetsu Co., Ltd.                                              500   13,271
    Sanken Electric Co., Ltd.                                     4,000   22,074
    Sanki Engineering Co., Ltd.                                   3,000   18,731
    Sankyo Co., Ltd.                                                700   33,291
    Sankyo Tateyama, Inc.                                         1,200   25,359
    Sankyu, Inc.                                                  4,000   14,318
    Sanshin Electronics Co., Ltd.                                 1,500    9,792
    Sanwa Holdings Corp.                                          4,000   25,635
    Sanyo Chemical Industries, Ltd.                               2,000   13,764
    Sanyo Special Steel Co., Ltd.                                 3,000   16,178
*   Sasebo Heavy Industries Co., Ltd.                             3,000    3,125
#   Sato Holdings Corp.                                           1,100   22,315
    SBI Holdings, Inc.                                            5,570   67,407
    Scroll Corp.                                                  2,100    5,965
    Seiko Epson Corp.                                             2,200   35,912
    Seiko Holdings Corp.                                          6,000   27,007
    Seino Holdings Co., Ltd.                                      4,000   39,505
    Seiren Co., Ltd.                                              2,600   16,592
    Sekisui Chemical Co., Ltd.                                    4,000   46,474
    Sekisui House, Ltd.                                           7,000  100,477
#   Senko Co., Ltd.                                               5,000   26,966
    Senshu Ikeda Holdings, Inc.                                   1,000    4,926
    Senshukai Co., Ltd.                                           1,200   10,389
    Seven & I Holdings Co., Ltd.                                  2,300   85,120
#*  Sharp Corp.                                                   2,000    5,916
    Shiga Bank, Ltd. (The)                                        7,000   38,257
    Shikoku Bank, Ltd. (The)                                      5,000   11,580
#*  Shikoku Electric Power Co., Inc.                                800   14,279
    Shima Seiki Manufacturing, Ltd.                                 400    8,206
    Shimachu Co., Ltd.                                            1,000   24,284
    Shimamura Co., Ltd.                                             100   11,242
    Shimano, Inc.                                                   300   26,257

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Shimizu Corp.                                                10,000 $ 51,284
    Shin-Etsu Chemical Co., Ltd.                                    900   50,888
    Shindengen Electric Manufacturing Co., Ltd.                   3,000   19,304
    Shinko Electric Industries Co., Ltd.                            700    6,240
    Shinko Plantech Co., Ltd.                                     1,300   10,496
    Shinko Shoji Co., Ltd.                                          900    7,702
    Shinmaywa Industries, Ltd.                                    4,000   31,340
    Shinsei Bank, Ltd.                                           29,000   67,898
    Shiseido Co., Ltd.                                            1,000   17,107
    Shizuoka Bank, Ltd. (The)                                     7,000   78,760
    Shizuoka Gas Co., Ltd.                                        2,100   13,907
    Shoko Co., Ltd.                                               5,000    8,049
#   Showa Corp.                                                     800   11,103
#   Showa Denko KK                                               38,000   51,526
    Showa Shell Sekiyu KK                                         2,300   24,727
    Sinanen Co., Ltd.                                             4,000   15,602
    Sintokogio, Ltd.                                              1,500   11,287
    SKY Perfect JSAT Holdings, Inc.                               3,500   20,210
    SMC Corp.                                                       200   46,564
    SMK Corp.                                                     3,000   14,433
    Sodick Co., Ltd.                                              1,500    7,012
    Softbank Corp.                                                1,561  116,574
    Sohgo Security Services Co., Ltd.                             1,500   30,323
    Sojitz Corp.                                                 27,200   52,817
#   Sony Corp.                                                    3,300   57,567
    Sony Corp. Sponsored ADR                                      5,400   93,150
    Sony Financial Holdings, Inc.                                 1,400   26,142
#   Sotetsu Holdings, Inc.                                        6,000   22,318
    Square Enix Holdings Co., Ltd.                                1,000   16,117
    Stanley Electric Co., Ltd.                                    1,300   30,239
    Star Micronics Co., Ltd.                                        700    7,533
#   Sumco Corp.                                                   2,800   25,443
    Sumitomo Bakelite Co., Ltd.                                   5,000   18,029
    Sumitomo Corp.                                                9,600  124,928
    Sumitomo Electric Industries, Ltd.                            8,100  121,373
    Sumitomo Forestry Co., Ltd.                                   3,600   41,882
    Sumitomo Heavy Industries, Ltd.                              15,000   66,389
    Sumitomo Metal Mining Co., Ltd.                               8,000  110,805
    Sumitomo Mitsui Financial Group, Inc.                         8,564  413,948
    Sumitomo Mitsui Trust Holdings, Inc.                         23,940  118,242
    Sumitomo Osaka Cement Co., Ltd.                               7,000   28,243
    Sumitomo Realty & Development Co., Ltd.                       1,000   47,316
    Sumitomo Rubber Industries, Ltd.                              1,800   25,059
    Sumitomo Warehouse Co., Ltd. (The)                            4,000   23,459
#   Suzuki Motor Corp.                                            2,300   57,834
#*  SWCC Showa Holdings Co., Ltd.                                14,000   15,973
    T Hasegawa Co., Ltd.                                            800   11,324
    T&D Holdings, Inc.                                            8,700  104,450
    Tachi-S Co., Ltd.                                             1,000   15,961
    Tadano, Ltd.                                                  2,000   27,503
    Taihei Dengyo Kaisha, Ltd.                                    1,000    7,042
#   Taiheiyo Cement Corp.                                        15,000   63,618

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Taiho Kogyo Co., Ltd.                                         1,300 $ 16,359
    Taikisha, Ltd.                                                1,500   34,867
    Taisei Corp.                                                 10,000   51,303
#   Taiyo Nippon Sanso Corp.                                      7,000   48,001
#   Taiyo Yuden Co., Ltd.                                         2,000   25,636
    Takara Standard Co., Ltd.                                     2,000   16,092
    Takasago International Corp.                                  1,000    5,560
    Takasago Thermal Engineering Co., Ltd.                        2,000   16,714
    Takashimaya Co., Ltd.                                         5,000   47,705
    Takata Corp.                                                  1,000   25,222
    Takuma Co., Ltd.                                              4,000   34,094
    TDK Corp.                                                     1,000   42,500
    TDK Corp. Sponsored ADR                                         400   16,960
    Teijin, Ltd.                                                 19,000   42,664
    THK Co., Ltd.                                                 3,200   69,851
    TKC Corp.                                                     1,100   18,265
*   Toa Corp.                                                     6,000   14,581
    Toagosei Co., Ltd.                                            6,000   27,208
    Tobu Railway Co., Ltd.                                        3,000   15,552
    TOC Co., Ltd.                                                 1,200    9,749
    Tochigi Bank, Ltd. (The)                                      4,000   15,296
    Toda Corp.                                                    6,000   21,935
    Toei Co., Ltd.                                                1,000    6,014
    Toho Bank, Ltd. (The)                                         5,000   15,697
    Toho Gas Co., Ltd.                                            5,000   26,072
    Toho Zinc Co., Ltd.                                           9,000   27,124
*   Tohoku Electric Power Co., Inc.                               2,400   29,050
    Tokai Carbon Co., Ltd.                                        2,000    6,876
    Tokai Rika Co., Ltd.                                            900   19,085
    Tokai Rubber Industries, Ltd.                                   500    4,603
    Tokai Tokyo Financial Holdings, Inc.                          5,000   41,939
    Token Corp.                                                     270   14,342
    Tokio Marine Holdings, Inc.                                   6,000  196,707
    Tokuyama Corp.                                                8,000   30,944
    Tokyo Broadcasting System Holdings, Inc.                      1,500   19,764
*   Tokyo Electric Power Co., Inc.                                6,200   33,089
    Tokyo Electron, Ltd.                                          1,500   82,309
    Tokyo Gas Co., Ltd.                                           5,000   27,130
    Tokyo Seimitsu Co., Ltd.                                        700   13,366
*   Tokyo Steel Manufacturing Co., Ltd.                           3,900   20,956
    Tokyo Tatemono Co., Ltd.                                     11,000  103,268
    Tokyo Tomin Bank, Ltd. (The)                                    700    7,501
*   Tokyu Construction Co., Ltd.                                  2,170   12,751
    Tokyu Corp.                                                   4,000   27,240
    TOMONY Holdings, Inc.                                         7,000   26,443
    Tomy Co., Ltd.                                                2,600   13,399
    TonenGeneral Sekiyu KK                                        2,000   18,579
    Toppan Forms Co., Ltd.                                        2,100   19,586
    Toppan Printing Co., Ltd.                                    10,000   78,984
    Topre Corp.                                                   2,200   30,868
    Topy Industries, Ltd.                                         7,000   15,343
#   Toray Industries, Inc.                                       18,000  112,477

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Toshiba Corp.                                                10,000 $ 42,503
    Toshiba Machine Co., Ltd.                                     3,000   15,516
    Toshiba Plant Systems & Services Corp.                        2,000   35,289
    Toshiba TEC Corp.                                             4,000   24,637
    Tosoh Corp.                                                  12,000   45,920
    Totetsu Kogyo Co., Ltd.                                       1,100   24,774
    Towa Bank, Ltd. (The)                                        18,000   16,463
    Toyo Engineering Corp.                                        4,000   17,044
    Toyo Ink SC Holdings Co., Ltd.                                6,000   30,588
#   Toyo Kanetsu KK                                               5,000   14,704
    Toyo Kohan Co., Ltd.                                          4,000   18,196
    Toyo Seikan Group Holdings, Ltd.                              3,000   62,349
    Toyo Suisan Kaisha, Ltd.                                      1,000   31,803
    Toyo Tire & Rubber Co., Ltd.                                  4,000   23,372
    Toyobo Co., Ltd.                                             19,000   36,511
    Toyoda Gosei Co., Ltd.                                        1,600   40,007
    Toyota Boshoku Corp.                                          1,100   14,734
    Toyota Motor Corp.                                            1,860  120,599
#   Toyota Motor Corp. Sponsored ADR                              3,508  454,005
    Toyota Tsusho Corp.                                           3,200   88,886
    Transcosmos, Inc.                                             1,200   20,764
    Trend Micro, Inc.                                               500   18,597
    Trusco Nakayama Corp.                                           300    6,387
    TSI Holdings Co., Ltd.                                        2,000   14,137
    Tsubakimoto Chain Co.                                         3,000   19,875
#   Tsugami Corp.                                                 2,000   10,053
    Tsukuba Bank, Ltd. (The)                                      2,900   10,141
#   UACJ Corp.                                                    3,114   10,242
    Ube Industries, Ltd.                                         29,000   60,027
*   Ulvac, Inc.                                                   1,300   13,294
    Unicharm Corp.                                                  500   32,114
    Union Tool Co.                                                  600   13,792
    Unipres Corp.                                                 1,100   22,196
    UNY Group Holdings Co., Ltd.                                  3,700   23,348
    Ushio, Inc.                                                   1,700   21,473
    USS Co., Ltd.                                                 1,500   21,967
    Valor Co., Ltd.                                                 500    7,217
    Wacoal Holdings Corp.                                         2,000   21,476
    Wakita & Co., Ltd.                                            1,000   13,022
    West Japan Railway Co.                                          500   22,420
    Xebio Co., Ltd.                                                 700   15,137
#   Yamada Denki Co., Ltd.                                       12,600   35,343
    Yamagata Bank, Ltd. (The)                                     4,000   16,656
    Yamaguchi Financial Group, Inc.                               6,000   56,542
    Yamaha Corp.                                                  4,800   71,666
    Yamaha Motor Co., Ltd.                                        4,100   62,806
    Yamanashi Chuo Bank, Ltd. (The)                               4,000   16,888
    Yamatane Corp.                                               11,000   20,674
    Yamato Holdings Co., Ltd.                                     1,200   25,807
#   Yamato Kogyo Co., Ltd.                                          900   33,358
    Yamazaki Baking Co., Ltd.                                     2,000   20,362
#   Yaskawa Electric Corp.                                        1,000   12,951

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------ -----------
JAPAN -- (Continued)
    Yodogawa Steel Works, Ltd.                                    4,000 $    18,095
#   Yokohama Reito Co., Ltd.                                      1,900      15,038
    Yokohama Rubber Co., Ltd. (The)                               5,000      48,908
#   Zensho Holdings Co., Ltd.                                     1,300      14,836
                                                                        -----------
TOTAL JAPAN                                                              23,461,448
                                                                        -----------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV                                        1,726      51,533
    Accell Group                                                    814      16,619
    Aegon NV                                                     29,064     231,258
    Akzo Nobel NV                                                 2,421     175,751
#   APERAM                                                          327       5,587
    Arcadis NV                                                    1,414      44,343
    ArcelorMittal(B03XPL1)                                        5,343      84,156
#   ArcelorMittal(B295F26)                                       10,210     160,910
    ASM International NV                                            792      26,014
    ASML Holding NV(B908F01)                                        154      14,575
#   ASML Holding NV(B929F46)                                        870      82,388
    BinckBank NV                                                  1,231      11,843
    Brunel International NV                                         136       7,983
    Corbion NV                                                    2,021      46,822
    Delta Lloyd NV                                                5,490     116,397
    Exact Holding NV                                                330       8,720
    Fugro NV                                                      1,470      91,905
    Gemalto NV                                                      450      50,508
*   Grontmij                                                      1,062       5,394
    Heijmans NV                                                      37         491
*   ING Groep NV                                                 12,100     153,763
#*  ING Groep NV Sponsored ADR                                   15,410     196,015
    KAS Bank NV                                                      70         945
    Koninklijke Ahold NV                                         11,906     226,292
#   Koninklijke BAM Groep NV                                      8,796      46,781
    Koninklijke Boskalis Westminster NV                           1,434      68,922
*   Koninklijke KPN NV                                            1,914       6,094
    Koninklijke Ten Cate NV                                         885      26,870
    Koninklijke Vopak NV                                            984      60,519
    Koninklijke Wessanen NV                                       3,571      13,359
    Nutreco NV                                                    1,320      64,529
*   PostNL NV                                                     9,281      48,496
    Randstad Holding NV                                           2,455     151,200
    Reed Elsevier NV Sponsored ADR                                  952      38,318
#*  Royal Imtech NV                                                 730       2,148
*   SBM Offshore NV                                               4,189      87,678
    Sligro Food Group NV                                            627      23,483
#*  SNS REAAL NV                                                  3,557          --
    Telegraaf Media Groep NV                                        853      11,127
    TKH Group NV                                                    877      28,017
    TNT Express NV                                                6,592      60,775
#*  TomTom NV                                                     3,459      26,708
    Unilever NV(904784709)                                          623      24,746
    Unilever NV(B12T3J1)                                          2,259      89,559
    Unit4 NV                                                        493      23,194

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
NETHERLANDS -- (Continued)
    USG People NV                                                   877 $   11,593
    Wolters Kluwer NV                                             3,664     99,261
    Ziggo NV                                                      1,452     62,246
                                                                        ----------
TOTAL NETHERLANDS                                                        2,885,835
                                                                        ----------
NEW ZEALAND -- (0.3%)
#   Air New Zealand, Ltd.                                        11,327     15,069
    Auckland International Airport, Ltd.                         18,563     52,549
    Chorus, Ltd.                                                 10,565     23,123
    Contact Energy, Ltd.                                          7,971     34,566
    Fletcher Building, Ltd.(6341606)                              6,671     55,053
    Fletcher Building, Ltd.(6341617)                                913      7,496
    Infratil, Ltd.                                               10,572     21,830
    Kathmandu Holdings, Ltd.                                      4,918     15,784
    New Zealand Oil & Gas, Ltd.                                     729        506
    New Zealand Refining Co., Ltd. (The)                          4,103      7,627
#   Nuplex Industries, Ltd.                                       4,883     14,115
    Port of Tauranga, Ltd.                                        2,031     23,139
    Sky Network Television, Ltd.                                  3,260     16,695
#   Telecom Corp. of New Zealand, Ltd.                            7,505     14,563
    TrustPower, Ltd.                                              2,795     15,930
*   Xero, Ltd.                                                        3         69
                                                                        ----------
TOTAL NEW ZEALAND                                                          318,114
                                                                        ----------
NORWAY -- (1.1%)
    Aker ASA Class A                                                482     15,185
    Aker Solutions ASA                                              750     10,362
    Atea ASA                                                      2,400     26,594
    Austevoll Seafood ASA                                         1,422      8,829
    Bonheur ASA                                                     128      2,926
    BW Offshore, Ltd.                                             7,600     10,401
    Cermaq ASA                                                    1,600     28,355
*   Det Norske Oljeselskap ASA                                      799     11,370
    DNB ASA                                                       7,134    126,461
*   DNO International ASA                                        13,801     39,001
*   DOF ASA                                                       1,400      6,565
    Ekornes ASA                                                     300      4,880
    Eltek ASA                                                     1,600      1,883
    Evry ASA                                                      2,789      4,537
    Fred Olsen Energy ASA                                           566     23,785
    Ganger Rolf ASA                                                 436      9,786
    Gjensidige Forsikring ASA                                     1,999     37,312
    Golden Ocean Group Ltd.                                      21,290     32,082
*   Kongsberg Automotive Holding ASA                             28,148     21,713
#   Kongsberg Gruppen A.S.                                          640     13,338
    Kvaerner ASA                                                    750      1,222
#   Leroey Seafood Group ASA                                        146      4,512
    Marine Harvest ASA                                           50,000     58,619
#   Norsk Hydro ASA                                              12,914     57,632
    Norsk Hydro ASA Sponsored ADR                                 3,400     15,096
#*  Norske Skogindustrier ASA                                     7,052      3,851
#*  Norwegian Air Shuttle A.S.                                      284     11,659

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
NORWAY -- (Continued)
    Orkla ASA                                                      7,600 $   61,607
    Prosafe SE                                                     3,000     25,713
*   REC Silicon ASA                                               60,049     29,902
*   REC Solar AS                                                   1,034     13,201
*   Salmar ASA                                                       616      7,547
    Schibsted ASA                                                    342     20,900
    Seadrill, Ltd.                                                   818     37,836
*   Sevan Marine ASA                                                 744      3,314
#*  Songa Offshore                                                   800        754
    SpareBank 1 SR Bank ASA                                        3,295     29,612
    Statoil ASA                                                    4,628    109,504
    Statoil ASA Sponsored ADR                                      3,231     76,349
    Stolt-Nielsen, Ltd.                                              218      6,172
*   Storebrand ASA                                                 9,866     63,798
    Subsea 7 SA                                                    3,474     73,467
    TGS Nopec Geophysical Co. ASA                                    305      8,389
    Tomra Systems ASA                                              2,200     20,143
    Veidekke ASA                                                   1,440     11,727
    Veripos, Inc.                                                    173        849
    Wilh Wilhelmsen ASA                                              250      2,321
    Wilh Wilhelmsen Holding ASA Class A                              350     10,715
#   Yara International ASA                                         1,855     79,890
                                                                         ----------
TOTAL NORWAY                                                              1,281,666
                                                                         ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                  9,817     31,863
#*  Banco BPI SA                                                   5,001      7,919
#*  Banco Comercial Portugues SA                                 190,217     28,365
*   Banco Espirito Santo SA                                       30,233     39,725
    Cimpor Cimentos de Portugal SGPS SA                            5,041     18,448
    EDP - Energias de Portugal SA                                  9,374     34,506
*   EDP Renovaveis SA                                              2,445     13,442
    Galp Energia SGPS SA                                           1,753     29,684
    Jeronimo Martins SGPS SA                                       1,019     18,766
    Mota-Engil SGPS SA                                             2,737     12,545
    Portucel SA                                                    3,351     12,894
#   Portugal Telecom SGPS SA                                       4,899     22,082
    Portugal Telecom SGPS SA Sponsored ADR                         2,949     13,241
    REN - Redes Energeticas Nacionais SGPS SA                      3,580     10,742
    Semapa-Sociedade de Investimento e Gestao                        897      8,815
    Sonae                                                         13,955     20,156
*   Sonae Industria SGPS SA                                        1,680      1,372
    Sonaecom - SGPS SA                                             3,677     11,923
    ZON OPTIMUS SGPS SA                                            1,501     10,296
                                                                         ----------
TOTAL PORTUGAL                                                              346,784
                                                                         ----------
SINGAPORE -- (1.4%)
    Boustead Singapore, Ltd.                                      24,000     29,077
*   Broadway Industrial Group, Ltd.                                3,000        543
    Bukit Sembawang Estates, Ltd.                                  2,000      9,896
    CapitaLand, Ltd.                                              34,000     85,187
    City Developments, Ltd.                                        5,000     41,386

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
SINGAPORE -- (Continued)
    ComfortDelGro Corp., Ltd.                                     21,000 $ 32,428
    Cosco Corp. Singapore, Ltd.                                   14,000    8,826
    Creative Technology, Ltd.                                      3,800    6,754
    CSE Global, Ltd.                                              19,000   14,434
    DBS Group Holdings, Ltd.                                      10,453  140,922
*   Delong Holdings, Ltd.                                         10,000    2,888
    Ezion Holdings, Ltd.                                          17,000   30,598
*   Ezra Holdings, Ltd.                                            9,600   10,346
    Far East Orchard, Ltd.                                         8,000   12,611
    First Resources, Ltd.                                         12,000   18,827
    Golden Agri-Resources, Ltd.                                  121,000   58,426
    GuocoLand, Ltd.                                               12,000   21,727
    Hongkong Land Holdings, Ltd.                                   3,000   18,451
    Hotel Properties, Ltd.                                         7,000   17,685
    Indofood Agri Resources, Ltd.                                  6,000    4,392
    Jardine Cycle & Carriage, Ltd.                                 1,000   29,471
    K-Green Trust                                                    600      495
    Keppel Corp., Ltd.                                             3,300   28,797
    Keppel Land, Ltd.                                             17,000   50,681
    Keppel Telecommunications & Transportation, Ltd.               6,000    7,525
    M1, Ltd.                                                       7,000   19,182
    Midas Holdings, Ltd.                                          30,000   12,046
*   Neptune Orient Lines, Ltd.                                    19,250   16,397
    Noble Group, Ltd.                                             70,000   57,835
#   Olam International, Ltd.                                      35,000   43,300
#   OUE, Ltd.                                                      5,000    9,733
    Oversea-Chinese Banking Corp., Ltd.                           10,291   86,089
*   Raffles Education Corp., Ltd.                                  6,127    1,479
*   S I2I, Ltd.                                                  492,000    7,118
    SATS, Ltd.                                                     6,278   17,176
    SembCorp Industries, Ltd.                                      9,000   38,479
#   SembCorp Marine, Ltd.                                          4,400   15,917
    Sinarmas Land, Ltd.                                           33,000   14,579
    Singapore Airlines, Ltd.                                       8,600   72,140
    Singapore Exchange, Ltd.                                       6,000   35,398
    Singapore Land, Ltd.                                           4,000   27,925
    Singapore Post, Ltd.                                          14,000   14,759
#   Singapore Press Holdings, Ltd.                                 6,000   20,524
    Singapore Technologies Engineering, Ltd.                       9,000   30,517
    Singapore Telecommunications, Ltd.                            22,000   66,809
    SMRT Corp., Ltd.                                              15,000   15,688
    Stamford Land Corp., Ltd.                                      9,000    4,126
    Swiber Holdings, Ltd.                                          3,000    1,510
#   Tat Hong Holdings, Ltd.                                       10,000    7,513
*   Triyards holdings, Ltd.                                          960      524
    United Engineers, Ltd.                                        12,000   17,869
    United Industrial Corp., Ltd.                                 15,000   37,044
    United Overseas Bank, Ltd.                                     8,068  135,112
    UOB-Kay Hian Holdings, Ltd.                                   12,000   16,053
    UOL Group, Ltd.                                                9,000   47,636
    Venture Corp., Ltd.                                            9,000   56,361
    Wheelock Properties Singapore, Ltd.                           13,000   17,790

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SINGAPORE -- (Continued)
    Wilmar International, Ltd.                                   18,000 $   50,068
    Wing Tai Holdings, Ltd.                                      10,000     17,755
    Yeo Hiap Seng, Ltd.                                           1,767      3,621
    Yongnam Holdings, Ltd.                                       83,000     16,039
                                                                        ----------
TOTAL SINGAPORE                                                          1,734,484
                                                                        ----------
SPAIN -- (2.3%)
    Abengoa SA                                                      505      1,561
    Abengoa SA Class B                                            2,020      4,891
    Abertis Infraestructuras SA                                   1,916     41,050
    Acciona SA                                                      375     23,772
    Acerinox SA                                                   2,857     37,666
    ACS Actividades de Construccion y Servicios SA                  932     30,562
    Amadeus IT Holding SA Class A                                 1,147     42,556
    Atresmedia Corporacion de Medi                                1,085     18,127
#   Banco Bilbao Vizcaya Argentaria SA                           15,598    182,292
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR             15,257    178,200
#   Banco de Sabadell SA                                         59,721    153,024
*   Banco Popular Espanol SA                                     19,465    110,410
    Banco Santander SA                                           17,401    154,264
    Banco Santander SA Sponsored ADR                             37,082    330,401
    Bankinter SA                                                  9,264     56,484
    Bolsas y Mercados Espanoles SA                                  711     26,585
    CaixaBank                                                    17,473     90,565
*   Cementos Portland Valderrivas SA                                228      2,107
    Cie Automotive SA                                               590      6,400
    Construcciones y Auxiliar de Ferrocarriles SA                    22     11,423
*   Deoleo SA                                                     3,188      1,815
    Dinamia Capital Privado Sociedad de Capital Riesgo SA           540      4,888
    Distribuidora Internacional de Alimentacion SA                4,398     40,096
    Ebro Foods SA                                                   994     22,422
    Elecnor SA                                                      157      2,298
    Enagas SA                                                     1,894     50,570
    Ence Energia y Celulosa SA                                    3,302     13,261
    Ferrovial SA                                                  1,427     27,201
*   Fomento de Construcciones y Contratas SA                      1,348     31,016
*   Gamesa Corp. Tecnologica SA                                   6,353     61,351
    Gas Natural SDG SA                                            1,964     46,323
    Grupo Catalana Occidente SA                                     923     31,227
#*  Grupo Ezentis SA                                             16,115      9,004
    Iberdrola SA                                                 37,584    235,909
    Inditex SA                                                      347     56,991
    Indra Sistemas SA                                             2,869     47,312
*   Jazztel P.L.C.                                                3,054     33,450
*   Mediaset Espana Comunicacion SA                               4,163     50,807
    Melia Hotels International SA                                   953     10,790
#*  NH Hoteles SA                                                 2,275     11,874
    Obrascon Huarte Lain SA                                         753     31,539
    Papeles y Cartones de Europa SA                               1,427      7,651
*   Pescanova SA                                                    468         --
*   Promotora de Informaciones SA Class A                        28,996     14,717
*   Realia Business SA                                           10,596     11,478

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SPAIN -- (Continued)
    Red Electrica Corp. SA                                         667  $   41,531
#   Repsol SA                                                    4,560     122,244
    Repsol SA Sponsored ADR                                      2,800      74,872
*   Sacyr SA                                                     3,026      16,288
    Tecnicas Reunidas SA                                           203      10,449
*   Telefonica SA                                                1,427      25,114
*   Telefonica SA Sponsored ADR                                  5,849     102,182
    Tubacex SA                                                   1,844       7,099
    Tubos Reunidos SA                                            4,346      10,829
    Vidrala SA                                                     371      15,884
    Viscofan SA                                                    735      38,989
    Zardoya Otis SA                                              1,361      23,670
                                                                        ----------
TOTAL SPAIN                                                              2,845,481
                                                                        ----------
SWEDEN -- (2.6%)
    AarhusKarlshamn AB                                             500      29,582
    AF AB Class B                                                  785      24,799
    Alfa Laval AB                                                1,044      23,814
    Assa Abloy AB Class B                                        1,322      65,594
    Atlas Copco AB Class A                                         705      19,534
    Atlas Copco AB Class B                                         777      19,307
    Axfood AB                                                      350      18,100
    B&B Tools AB Class B                                           600       8,224
#   Beijer Alma AB                                                 381       9,949
    BillerudKorsnas AB                                           1,444      16,940
    Boliden AB                                                   5,232      74,310
    Bure Equity AB                                               2,156       8,331
    Castellum AB                                                 2,708      41,581
    Concentric AB                                                  200       2,057
    Duni AB                                                      1,648      18,555
    Electrolux AB Series B                                       1,570      38,724
#*  Eniro AB                                                       399       1,734
    Fabege AB                                                    1,782      20,504
    Haldex AB                                                    2,000      14,484
    Hennes & Mauritz AB Class B                                  1,528      66,028
    Hexagon AB Class B                                           1,041      31,214
    Hexpol AB                                                      262      19,685
    Holmen AB Class B                                              995      33,051
    Husqvarna AB Class A                                           841       4,937
    Husqvarna AB Class B                                         6,712      39,436
*   ICA Gruppen AB                                               1,767      53,403
    Industrial & Financial Systems Class B                         854      19,614
    Indutrade AB                                                   472      18,458
    Intrum Justitia AB                                             596      15,847
    JM AB                                                        1,200      34,185
*   KappAhl AB                                                   3,182      18,814
    Kungsleden AB                                                1,161       8,528
*   Lindab International AB                                      3,397      33,074
    Loomis AB Class B                                            1,195      28,645
*   Lundin Petroleum AB                                          1,361      28,048
    Mekonomen AB                                                   827      27,271
    Millicom International Cellular SA                             184      16,975

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWEDEN -- (Continued)
    Modern Times Group AB Class B                                   352 $   19,200
    NCC AB Class B                                                1,600     49,215
    Nibe Industrier AB Class B                                      999     19,154
    Nobia AB                                                      4,200     36,562
    Nordea Bank AB                                               19,916    254,756
    Nordnet AB Class B                                            4,500     19,217
*   PA Resources AB                                                  48         73
#   Peab AB                                                       6,107     35,908
#   Ratos AB Class B                                              2,601     22,509
    Saab AB Class B                                               1,066     21,340
    Sandvik AB                                                    1,412     19,079
*   SAS AB                                                       13,509     40,421
    Scania AB Class B                                             2,410     48,304
    Securitas AB Class B                                          6,521     74,359
    Skandinaviska Enskilda Banken AB Class A                     11,668    141,125
    Skanska AB Class B                                            8,265    159,137
    SKF AB Class B                                                1,600     42,335
    SkiStar AB                                                      883     11,780
#   SSAB AB Class A                                               2,939     19,334
    SSAB AB Class B                                                 957      5,399
    Svenska Cellulosa AB Class A                                    306      8,648
    Svenska Cellulosa AB Class B                                  3,517     99,711
    Svenska Handelsbanken AB Class A                              3,640    164,625
    Swedbank AB Class A                                           5,771    150,198
    Tele2 AB Class B                                              6,791     81,855
    Telefonaktiebolaget LM Ericsson Class A                         436      4,923
    Telefonaktiebolaget LM Ericsson Class B                       3,149     37,666
    Telefonaktiebolaget LM Ericsson Sponsored ADR                19,000    227,810
    TeliaSonera AB                                               15,758    130,303
    Trelleborg AB Class B                                         5,898    111,293
    Volvo AB Class A                                              1,258     16,165
    Volvo AB Class B                                              3,023     38,800
    Wallenstam AB Class B                                         1,976     27,401
    Wihlborgs Fastigheter AB                                      1,441     24,854
                                                                        ----------
TOTAL SWEDEN                                                             3,116,795
                                                                        ----------
SWITZERLAND -- (5.9%)
    ABB, Ltd.                                                    14,101    359,259
    ABB, Ltd. Sponsored ADR                                       6,088    155,061
    Adecco SA                                                     1,572    115,925
*   AFG Arbonia-Forster Holding AG                                  555     19,237
    Allreal Holding AG                                              202     27,772
    Alpiq Holding AG                                                 27      3,566
    ams AG                                                          403     44,000
    Aryzta AG                                                     2,090    155,919
    Ascom Holding AG                                              1,836     27,078
    Autoneum Holding AG                                             124     16,509
    Baloise Holding AG                                              826     95,960
    Bank Coop AG                                                     87      4,569
    Banque Cantonale Vaudoise                                        54     30,006
    Barry Callebaut AG                                               34     35,514
    Belimo Holding AG                                                 7     18,042

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWITZERLAND -- (Continued)
    Bell AG                                                           2 $    4,895
    Berner Kantonalbank AG                                          107     26,660
    BKW AG                                                          158      5,488
*   Bobst Group AG                                                  277      9,777
    Bucher Industries AG                                            173     47,909
    Burckhardt Compression Holding AG                                85     34,061
    Cie Financiere Richemont SA                                   2,146    219,428
    Clariant AG                                                   5,437     95,799
    Credit Suisse Group AG                                       10,947    340,539
    Credit Suisse Group AG Sponsored ADR                          6,711    208,913
    Daetwyler Holding AG                                            116     14,751
*   Dufry AG                                                        437     70,605
#   EFG International AG                                          1,159     17,053
    Emmi AG                                                          35     10,070
    EMS-Chemie Holding AG                                            77     28,039
    Energiedienst Holding AG                                        604     20,674
    Flughafen Zuerich AG                                             73     40,456
    Forbo Holding AG                                                 27     21,171
    GAM Holding AG                                                2,951     55,142
*   Gategroup Holding AG                                            383     10,031
    Geberit AG                                                      144     43,022
    Georg Fischer AG                                                 69     47,531
    Givaudan SA                                                      77    109,201
    Gurit Holding AG                                                 16      7,434
    Helvetia Holding AG                                             119     56,125
    Holcim, Ltd.                                                  2,867    213,246
    Huber & Suhner AG                                               120      6,562
    Implenia AG                                                     250     16,836
    Inficon Holding AG                                               82     25,555
    Intershop Holdings                                               72     26,111
    Julius Baer Group, Ltd.                                       4,397    215,698
    Kaba Holding AG Class B                                          37     15,832
    Komax Holding AG                                                248     33,939
    Kudelski SA                                                   1,531     21,115
    Kuehne + Nagel International AG                                 127     16,044
    Kuoni Reisen Holding AG                                         105     44,383
    Liechtensteinische Landesbank AG                                 96      3,804
    Lindt & Spruengli AG                                              1     50,260
#   Logitech International SA                                     1,706     17,473
    Luzerner Kantonalbank AG                                         70     27,928
    Metall Zug AG                                                     2      4,804
#*  Meyer Burger Technology AG                                    1,488     17,460
    Micronas Semiconductor Holding AG                               845      6,916
    Mobimo Holding AG                                               102     21,360
    Nestle SA                                                    16,181  1,168,008
    OC Oerlikon Corp. AG                                          3,935     55,012
#*  Orell Fuessli Holding AG                                         31      3,117
    Panalpina Welttransport Holding AG                              158     23,613
    Partners Group Holding AG                                       164     42,513
    PubliGroupe AG                                                   64      6,337
    Rieter Holding AG                                                89     18,633
    Romande Energie Holding SA                                        7      8,750

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWITZERLAND -- (Continued)
    Schindler Holding AG                                             52 $    7,400
*   Schmolz + Bickenbach AG                                       2,392      3,027
    Schweiter Technologies AG                                        17     11,327
    SGS SA                                                           17     39,776
    Sika AG                                                          30     94,573
    St Galler Kantonalbank AG                                        45     18,301
    Sulzer AG                                                       460     71,962
    Swatch Group AG (The)(7184725)                                  279    178,195
    Swatch Group AG (The)(7184736)                                  611     67,981
    Swiss Life Holding AG                                           551    109,252
    Swiss Re AG                                                   4,151    364,386
    Swisscom AG                                                     118     60,187
    Swisslog Holding AG                                          12,929     15,089
    Swissquote Group Holding SA                                     779     31,888
    Syngenta AG                                                     248    100,097
    Syngenta AG ADR                                                 700     56,525
    U-Blox AG                                                       393     35,457
    UBS AG(H89231338)                                             8,192    158,597
    UBS AG(B18YFJ4)                                              16,424    317,658
    Valiant Holding                                                 297     27,706
    Valora Holding AG                                                83     20,507
    Vaudoise Assurances Holding SA Class B                           16      6,765
    Vetropack Holding AG                                              1      1,998
#*  Von Roll Holding AG                                           3,134      5,219
    Vontobel Holding AG                                             600     24,016
#   Zehnder Group AG                                                360     16,956
    Zug Estates Holding AG                                            2      2,597
    Zurich Insurance Group AG                                     1,748    483,013
                                                                        ----------
TOTAL SWITZERLAND                                                        7,094,955
                                                                        ----------
UNITED KINGDOM -- (17.9%)
    Aberdeen Asset Management P.L.C.                             11,695     82,997
    Admiral Group P.L.C.                                          1,656     33,905
*   Afren P.L.C.                                                 19,242     48,639
*   Aga Rangemaster Group P.L.C.                                  1,374      2,845
    Aggreko P.L.C.                                                1,200     30,943
    Alent P.L.C.                                                  5,870     32,622
    AMEC P.L.C.                                                   6,221    117,329
    Amlin P.L.C.                                                 11,549     78,909
    Anglo American P.L.C.                                         6,671    158,614
    Anglo Pacific Group P.L.C.                                    2,760      9,823
    Anite P.L.C.                                                  6,078      8,777
    Antofagasta P.L.C.                                            2,036     27,826
    ARM Holdings P.L.C. Sponsored ADR                             1,864     87,962
    Ashmore Group P.L.C.                                          4,410     28,577
    Ashtead Group P.L.C.                                         11,656    122,483
    Associated British Foods P.L.C.                               1,573     57,186
    Aviva P.L.C.                                                 31,314    224,800
    Babcock International Group P.L.C.                            4,864     99,464
    BAE Systems P.L.C.                                           14,793    107,907
    Balfour Beatty P.L.C.                                         9,061     41,438
    Barclays P.L.C. Sponsored ADR                                29,855    501,863

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
UNITED KINGDOM -- (Continued)
    Barratt Developments P.L.C.                                  21,555 $  115,590
    BBA Aviation P.L.C.                                          10,853     58,826
    Beazley P.L.C.                                               10,559     38,705
    Bellway P.L.C.                                                3,060     73,704
    Berendsen P.L.C.                                              4,540     70,701
    Berkeley Group Holdings P.L.C.                                2,385     89,402
    BG Group P.L.C.                                              15,156    309,177
    BG Group P.L.C. Sponsored ADR                                 7,000    143,220
    BHP Billiton P.L.C. ADR                                       1,847    113,849
    Bodycote P.L.C.                                               3,492     36,809
    Booker Group P.L.C.                                          14,954     36,017
    Bovis Homes Group P.L.C.                                      3,407     42,862
    BP P.L.C. Sponsored ADR                                      24,497  1,139,111
    Brewin Dolphin Holdings P.L.C.                                8,248     37,606
    British Polythene Industries P.L.C.                             199      2,180
#   British Sky Broadcasting Group P.L.C. Sponsored ADR             650     39,338
    Britvic P.L.C.                                                2,726     27,293
    BT Group P.L.C.                                               2,000     12,101
    BT Group P.L.C. Sponsored ADR                                 2,400    145,512
    Bunzl P.L.C.                                                  2,322     51,221
    Burberry Group P.L.C.                                         1,344     33,027
    Cable & Wireless Communications P.L.C.                       46,271     34,714
*   Cairn Energy P.L.C.                                           9,232     41,830
    Capita P.L.C.                                                 3,947     62,395
    Carillion P.L.C.                                             11,571     56,374
    Carnival P.L.C.                                                 367     13,044
    Carnival P.L.C. ADR                                           1,300     46,280
    Catlin Group, Ltd.                                            7,502     61,629
*   Centamin P.L.C.                                               1,892      1,523
    Centrica P.L.C.                                              24,920    140,941
    Chemring Group P.L.C.                                         6,635     23,154
    Chesnara P.L.C.                                               3,877     18,166
    Cineworld Group P.L.C.                                        4,862     28,913
    Clarkson P.L.C.                                                 451     14,533
    Close Brothers Group P.L.C.                                   2,952     59,783
    Cobham P.L.C.                                                19,869     91,761
    Coca-Cola HBC AG                                                765     22,002
    Coca-Cola HBC AG ADR                                            810     23,377
*   Colt Group SA                                                10,617     20,979
    Compass Group P.L.C.                                          7,412    106,593
    Computacenter P.L.C.                                          2,953     27,994
    Cranswick P.L.C.                                                855     14,700
    Croda International P.L.C.                                    1,303     50,918
    CSR P.L.C.                                                    4,055     35,718
    Daily Mail & General Trust P.L.C.                             4,069     53,071
    Dairy Crest Group P.L.C.                                      3,272     28,178
    DCC P.L.C.                                                    1,532     68,604
    De La Rue P.L.C.                                              1,308     17,927
    Debenhams P.L.C.                                             22,081     36,021
    Development Securities P.L.C.                                 8,967     33,615
    Devro P.L.C.                                                  5,357     27,213
    Dignity P.L.C.                                                  535     11,955

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
UNITED KINGDOM -- (Continued)
    Diploma P.L.C.                                                2,852 $   31,678
*   Dixons Retail P.L.C.                                         49,297     38,624
    Domino Printing Sciences P.L.C.                               2,941     32,569
    Drax Group P.L.C.                                             8,060     82,287
    DS Smith P.L.C.                                              16,910     81,962
    E2V Technologies P.L.C.                                       3,334      7,697
    easyJet P.L.C.                                                2,947     61,733
    Electrocomponents P.L.C.                                      6,138     29,344
    Elementis P.L.C.                                              8,326     34,562
*   EnQuest P.L.C.                                               11,292     24,142
*   Enterprise Inns P.L.C.                                       11,823     28,724
*   Essar Energy P.L.C.                                           4,852      9,241
    Essentra PLC                                                  4,670     58,715
*   Eurasian Natural Resources Corp. P.L.C.                         817      2,944
    Euromoney Institutional Investor P.L.C.                          74      1,276
*   Evraz P.L.C.                                                  3,308      6,252
    Experian P.L.C.                                               3,075     62,603
    F&C Asset Management P.L.C.                                   6,813     11,082
    Fenner P.L.C.                                                 3,512     22,501
    Fidessa Group P.L.C.                                            204      6,614
*   Findel P.L.C.                                                   841      3,433
    Firstgroup P.L.C.                                            21,600     39,947
    G4S P.L.C.                                                   19,492     81,872
    Galliford Try P.L.C.                                            232      4,271
*   Gem Diamonds, Ltd.                                            2,700      6,894
    GKN P.L.C.                                                   23,695    139,581
    Glencore Xstrata P.L.C.                                      34,453    187,500
    Go-Ahead Group P.L.C.                                           487     13,128
    Grafton Group P.L.C.                                          3,124     29,672
    Greencore Group P.L.C.                                       15,232     43,918
    Greggs P.L.C.                                                 1,490     10,979
    Halfords Group P.L.C.                                         4,424     29,963
    Halma P.L.C.                                                  7,034     61,783
    Hargreaves Lansdown P.L.C.                                    1,598     30,442
    Hays P.L.C.                                                   7,814     15,596
    Helical Bar P.L.C.                                            3,459     16,642
    Henderson Group P.L.C.                                       19,149     65,729
    Hill & Smith Holdings P.L.C.                                  3,928     30,264
    Hiscox, Ltd.                                                  6,791     72,098
    Home Retail Group P.L.C.                                     20,655     65,900
    Homeserve P.L.C.                                              4,469     16,791
    Howden Joinery Group P.L.C.                                   7,492     38,746
    HSBC Holdings P.L.C. Sponsored ADR                           26,824  1,476,393
    Hunting P.L.C.                                                2,655     37,931
    Huntsworth P.L.C.                                             9,410      9,871
    ICAP P.L.C.                                                  12,772     78,867
    IG Group Holdings P.L.C.                                      5,689     55,912
    IMI P.L.C.                                                    2,813     68,437
    Inchcape P.L.C.                                               9,922    101,303
    Informa P.L.C.                                                7,136     63,927
    Inmarsat P.L.C.                                               7,512     86,702
*   Innovation Group P.L.C.                                      32,087     16,341

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
UNITED KINGDOM -- (Continued)
#   InterContinental Hotels Group P.L.C. ADR                      1,493 $ 43,820
*   International Consolidated Airlines Group SA                 22,557  125,544
    International Personal Finance P.L.C.                         5,305   49,027
    Interserve P.L.C.                                             2,216   21,842
    Intertek Group P.L.C.                                         1,135   60,551
    Invensys P.L.C.                                               7,411   59,470
    Investec P.L.C.                                              10,261   71,792
*   IP Group P.L.C.                                               4,973   11,723
    ITV P.L.C.                                                   22,994   70,306
    J Sainsbury P.L.C.                                           17,515  110,792
    James Fisher & Sons P.L.C.                                      588   10,498
    Jardine Lloyd Thompson Group P.L.C.                           1,972   31,605
    JD Wetherspoon P.L.C.                                           986   11,150
*   JKX Oil & Gas P.L.C.                                          3,242    3,871
    John Wood Group P.L.C.                                        5,971   77,745
    Johnson Matthey P.L.C.                                        2,129  102,441
*   Johnston Press P.L.C.                                         9,724    2,110
    Jupiter Fund Management P.L.C.                                4,951   31,658
    Kazakhmys P.L.C.                                              2,842   11,957
    Kcom Group P.L.C.                                             8,494   13,665
    Keller Group P.L.C.                                           1,423   23,969
    Kingfisher P.L.C.                                            26,248  158,786
*   Kofax P.L.C.                                                  1,336    8,124
    Laird P.L.C.                                                  6,889   27,558
*   Lamprell P.L.C.                                               2,548    6,699
    Lancashire Holdings, Ltd.                                     2,958   38,490
    Legal & General Group P.L.C.                                 71,615  248,204
*   Lloyds Banking Group P.L.C.                                  26,361   32,603
#*  Lloyds Banking Group P.L.C. ADR                              66,758  335,793
    London Stock Exchange Group P.L.C.                            2,568   67,497
*   Lonmin P.L.C.                                                 8,475   43,775
    Lookers P.L.C.                                                4,741    9,872
    Low & Bonar P.L.C.                                            7,100    8,764
    Man Group P.L.C.                                             41,451   58,994
    Marks & Spencer Group P.L.C.                                 10,233   82,521
    Marshalls P.L.C.                                              2,962    8,269
    McBride P.L.C.                                                5,164    9,066
    Mears Group P.L.C.                                            3,694   25,354
    Meggitt P.L.C.                                               16,309  149,720
    Melrose Industries P.L.C.                                    30,029  153,950
    Michael Page International P.L.C.                             4,900   38,035
    Millennium & Copthorne Hotels P.L.C.                          4,587   41,926
*   Mitchells & Butlers P.L.C.                                    6,562   42,153
    Mitie Group P.L.C.                                            7,518   37,893
    Mondi P.L.C.                                                  7,295  130,259
    Morgan Advanced Materials P.L.C.                              5,206   25,395
    Morgan Sindall Group P.L.C.                                     778    9,918
    N Brown Group P.L.C.                                          2,652   22,286
    National Express Group P.L.C.                                10,716   44,855
    National Grid P.L.C. Sponsored ADR                            2,716  170,918
    Next P.L.C.                                                     805   70,298
    Northgate P.L.C.                                              2,035   14,761

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
UNITED KINGDOM -- (Continued)
    Novae Group P.L.C.                                            2,345 $   20,855
    Old Mutual P.L.C.                                            57,194    186,396
    Pace P.L.C.                                                   6,191     30,234
    Pearson P.L.C. Sponsored ADR                                  9,414    197,694
    Pendragon P.L.C.                                             30,527     18,600
    Pennon Group P.L.C.                                           6,333     69,155
    Persimmon P.L.C.                                              6,375    129,069
    Petrofac, Ltd.                                                  300      7,036
    Petropavlovsk P.L.C.                                          3,187      4,090
    Phoenix Group Holdings                                        3,097     38,620
    Phoenix IT Group, Ltd.                                        1,920      4,508
    Premier Farnell P.L.C.                                        3,194     11,541
*   Premier Foods P.L.C.                                          4,433     10,706
    Premier Oil P.L.C.                                           13,691     76,180
    Prudential P.L.C. ADR                                         6,900    282,624
*   Punch Taverns P.L.C.                                         12,288      2,670
    PZ Cussons P.L.C.                                             1,245      7,857
    QinetiQ Group P.L.C.                                         15,195     48,226
*   Quintain Estates & Development P.L.C.                        14,008     21,809
    Randgold Resources, Ltd.                                        235     17,428
    Rathbone Brothers P.L.C.                                        683     17,861
    Redrow P.L.C.                                                 6,636     28,184
    Reed Elsevier P.L.C. Sponsored ADR                            1,125     63,202
    Regus PLC                                                    13,221     43,385
    Renishaw P.L.C.                                                 991     25,761
    Rentokil Initial P.L.C.                                      20,074     33,584
    Resolution, Ltd.                                             41,151    235,621
    Rexam P.L.C.                                                 14,185    118,118
    Rio Tinto P.L.C.                                                948     47,969
#   Rio Tinto P.L.C. Sponsored ADR                                7,139    361,947
    Rolls-Royce Holdings P.L.C.                                   2,292     42,226
    Rotork P.L.C.                                                   944     43,251
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR             8,276     97,491
    Royal Dutch Shell P.L.C. ADR(780259107)                      15,447  1,073,875
    Royal Dutch Shell P.L.C. ADR(780259206)                      10,328    688,465
    RPC Group P.L.C.                                              4,520     36,977
    RPS Group P.L.C.                                              5,472     25,505
    RSA Insurance Group P.L.C.                                   75,013    154,491
    Sage Group P.L.C. (The)                                      15,590     84,104
*   Salamander Energy P.L.C.                                      2,521      4,342
    Savills P.L.C.                                                3,502     36,480
    Schroders P.L.C.                                                817     33,720
    SDL P.L.C.                                                    2,030      8,207
    Senior P.L.C.                                                 9,084     43,351
    Serco Group P.L.C.                                            7,406     66,179
    Severfield-Rowen P.L.C.                                       5,353      5,468
    Severn Trent P.L.C.                                           2,170     64,774
    Shanks Group P.L.C.                                          13,706     23,205
    SIG P.L.C.                                                    9,869     32,565
    Smiths News P.L.C.                                            2,154      7,263
    Soco International P.L.C.                                     4,359     27,811
    Spectris P.L.C.                                               1,856     68,724

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- ------------
UNITED KINGDOM -- (Continued)
    Speedy Hire P.L.C.                                            20,261 $     21,145
    Spirax-Sarco Engineering P.L.C.                                  764       35,746
    Spirent Communications P.L.C.                                 19,193       34,010
    Spirit Pub Co. P.L.C.                                         14,675       17,231
    SSE P.L.C.                                                     4,399       99,792
    St Ives P.L.C.                                                   388        1,122
    St James's Place P.L.C.                                        6,128       66,333
    ST Modwen Properties P.L.C.                                    3,552       20,061
    Stagecoach Group P.L.C.                                        7,408       41,798
    Standard Chartered P.L.C.                                     12,061      289,584
    Standard Life P.L.C.                                          23,988      135,333
*   SuperGroup P.L.C.                                                668       12,556
    Synthomer P.L.C.                                               4,634       18,068
    TalkTalk Telecom Group P.L.C.                                  5,939       25,423
    Tate & Lyle P.L.C.                                             6,232       79,090
    Taylor Wimpey P.L.C.                                          80,611      142,227
    Telecity Group P.L.C.                                          2,044       24,989
    Tesco P.L.C.                                                  81,338      474,456
*   Thomas Cook Group P.L.C.                                      24,336       56,011
    Travis Perkins P.L.C.                                          6,328      188,179
*   Trinity Mirror P.L.C.                                          7,656       16,343
    TT electronics P.L.C.                                          3,593       11,468
    TUI Travel P.L.C.                                              7,598       46,841
    Tullett Prebon P.L.C.                                          4,980       25,367
    Tullow Oil P.L.C.                                              2,740       41,416
    Ultra Electronics Holdings P.L.C.                              1,481       45,925
    Unilever P.L.C. Sponsored ADR                                  1,800       73,062
    Unite Group P.L.C.                                               330        2,098
    United Utilities Group P.L.C.                                  8,388       94,868
    Vedanta Resources P.L.C.                                       2,812       47,911
    Vesuvius P.L.C.                                                6,354       49,397
    Vodafone Group P.L.C.                                         61,625      225,717
    Vodafone Group P.L.C. Sponsored ADR                           28,773    1,059,422
    Weir Group P.L.C. (The)                                          945       34,132
    WH Smith P.L.C.                                                2,310       33,337
    Whitbread P.L.C.                                               1,943      106,848
    WM Morrison Supermarkets P.L.C.                               46,223      208,559
    Wolseley P.L.C.                                                1,362       73,318
    Wolseley P.L.C. ADR                                            2,773       15,002
    WPP P.L.C. Sponsored ADR                                       2,100      223,734
    WS Atkins P.L.C.                                               1,777       35,153
    Xchanging P.L.C.                                               2,042        4,146
                                                                         ------------
TOTAL UNITED KINGDOM                                                       21,585,342
                                                                         ------------
TOTAL COMMON STOCKS                                                       109,958,541
                                                                         ------------
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                               170,412          274

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                    SHARES     VALUE++
                                                                   -------- ------------
UNITED KINGDOM -- (Continued)
*     Rolls-Royce Holdings P.L.C.                                   197,112 $        316
                                                                            ------------
TOTAL UNITED KINGDOM                                                                 590
                                                                            ------------
TOTAL PREFERRED STOCKS                                                               590
                                                                            ------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*     New Hotel Rights 12/31/13                                         699           --
                                                                            ------------
ITALY -- (0.0%)
#*    Hera SpA Rights 11/19/13                                       11,731          212
                                                                            ------------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 10/30/13                             17,400        3,756
                                                                            ------------
TOTAL RIGHTS/WARRANTS                                                              3,968
                                                                            ------------

                                                                   SHARES/
                                                                    FACE
                                                                   AMOUNT
                                                                    (000)      VALUE+
                                                                   -------- ------------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund                                864,304   10,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $658,481 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $595,477) to be repurchased at
        $583,803                                                   $    584      583,801
                                                                            ------------
TOTAL SECURITIES LENDING COLLATERAL                                           10,583,801
                                                                            ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $122,035,555)                           $120,546,900
                                                                            ============

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES  VALUE+
                                                                 ------ --------
COMMON STOCKS -- (66.4%)
Consumer Discretionary -- (9.3%)
*   1-800-Flowers.com, Inc. Class A                               6,817 $ 37,016
#   AH Belo Corp. Class A                                         5,125   41,205
#*  ALCO Stores, Inc.                                             1,100   12,122
#   Ambassadors Group, Inc.                                         113      417
#*  America's Car-Mart, Inc.                                      1,412   64,585
#   Ark Restaurants Corp.                                           411    8,713
#*  Ascent Capital Group, Inc. Class A                            1,823  153,898
*   Ballantyne Strong, Inc.                                       3,604   17,984
#*  Barnes & Noble, Inc.                                         12,543  177,233
#   Bassett Furniture Industries, Inc.                            2,400   33,600
#   Beasley Broadcasting Group, Inc. Class A                      1,850   16,040
#*  Beazer Homes USA, Inc.                                        2,866   52,075
#   bebe stores, Inc.                                            16,300   98,289
    Belo Corp. Class A                                           12,948  177,776
#   Big 5 Sporting Goods Corp.                                      547   10,344
*   Biglari Holdings, Inc.                                          372  162,199
#   Bob Evans Farms, Inc.                                         6,934  395,862
#   Bon-Ton Stores, Inc. (The)                                    1,576   18,045
#*  Books-A-Million, Inc.                                         2,707    6,795
#   Bowl America, Inc. Class A                                      120    1,725
#*  Boyd Gaming Corp.                                            10,794  113,985
#*  Bridgepoint Education, Inc.                                     207    4,057
    Brown Shoe Co., Inc.                                         10,800  242,352
*   Build-A-Bear Workshop, Inc.                                   4,475   35,173
#*  Cabela's, Inc.                                                6,249  370,691
#*  Cache, Inc.                                                   4,063   24,500
#*  Caesars Entertainment Corp.                                   7,794  135,771
#   Callaway Golf Co.                                            20,720  174,670
*   Cambium Learning Group, Inc.                                  2,293    3,348
#   Canterbury Park Holding Corp.                                   332    3,755
#*  Career Education Corp.                                       18,900  103,572
    Carriage Services, Inc.                                       4,499   90,385
#*  Carrols Restaurant Group, Inc.                                5,482   31,796
#*  Cavco Industries, Inc.                                        1,469   86,039
#*  Central European Media Enterprises, Ltd. Class A             13,696   42,047
*   Charles & Colvard, Ltd.                                         863    4,583
*   Christopher & Banks Corp.                                     4,071   23,490
    Churchill Downs, Inc.                                         3,200  274,912
*   Citi Trends, Inc.                                             2,758   40,487
*   Coast Distribution System (The)                                 800    2,756
#*  Cobra Electronics Corp.                                       1,000    2,910
#*  Coldwater Creek, Inc.                                         1,384    1,384
#   Columbia Sportswear Co.                                       1,400   93,618
#*  Conn's, Inc.                                                  7,864  475,300
    Core-Mark Holding Co., Inc.                                   3,111  220,041
#*  Corinthian Colleges, Inc.                                    20,453   43,769
    CSS Industries, Inc.                                          2,542   65,812
    Culp, Inc.                                                      907   17,550
#*  Cumulus Media, Inc. Class A                                  10,930   65,361
#*  dELiA*s, Inc.                                                 4,300    5,934
#*  Delta Apparel, Inc.                                           1,640   30,996

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
*   Destination XL Group, Inc.                                    6,300 $ 43,785
#   DeVry, Inc.                                                  14,803  531,428
*   Digital Generation, Inc.                                      9,346  118,227
    Dillard's, Inc. Class A                                       7,314  599,602
    DineEquity, Inc.                                              1,100   90,277
#*  Dixie Group, Inc. (The)                                       3,300   41,580
#   Dorman Products, Inc.                                           566   27,513
#   Dover Downs Gaming & Entertainment, Inc.                        937    1,415
    Dover Motorsports, Inc.                                       3,360    7,930
#*  DreamWorks Animation SKG, Inc. Class A                        5,213  178,493
    EDCI Holdings, Inc.                                           1,611    1,055
#*  Education Management Corp.                                      848   12,974
#*  Emerson Radio Corp.                                           2,934    5,604
#*  Entercom Communications Corp. Class A                         2,272   19,925
#*  Entertainment Gaming Asia, Inc.                                 800    1,232
#   Escalade, Inc.                                                  794    7,003
#*  EW Scripps Co. Class A                                        9,017  178,717
#*  FAB Universal Corp.                                           1,050    6,584
#*  Federal-Mogul Corp.                                          12,773  261,719
#   Flexsteel Industries, Inc.                                      745   20,458
#   Fred's, Inc. Class A                                          8,542  138,380
    Frisch's Restaurants, Inc.                                      439   10,567
#*  Fuel Systems Solutions, Inc.                                  5,203   93,446
*   Full House Resorts, Inc.                                      1,609    4,425
#*  G-III Apparel Group, Ltd.                                     2,120  120,246
*   Gaiam, Inc. Class A                                           1,255    7,869
#   GameStop Corp. Class A                                       13,945  764,465
    Gaming Partners International Corp.                             300    2,490
#*  Genesco, Inc.                                                 1,643  111,905
#*  Gray Television, Inc.                                        16,055  135,665
*   Gray Television, Inc. Class A                                   700    5,404
#   Group 1 Automotive, Inc.                                      4,731  302,784
    Harte-Hanks, Inc.                                             8,095   64,517
#   Hastings Entertainment, Inc.                                  3,200    6,592
#   Haverty Furniture Cos., Inc.                                  5,157  143,416
#*  Helen of Troy, Ltd.                                           7,600  355,072
*   Here Media, Inc.(427105101)                                     340        3
*   Here Media, Inc.(427105200)                                     340        3
#*  hhgregg, Inc.                                                 1,188   18,426
#*  Hollywood Media Corp.                                         1,384    2,588
#   Hooker Furniture Corp.                                        2,723   43,023
#*  Iconix Brand Group, Inc.                                     10,945  395,005
#   International Speedway Corp. Class A                          5,584  182,653
#*  Isle of Capri Casinos, Inc.                                   5,803   47,062
#   JAKKS Pacific, Inc.                                           6,285   40,475
#*  Jarden Corp.                                                 14,019  776,092
    Johnson Outdoors, Inc. Class A                                2,148   58,920
#   Jones Group, Inc. (The)                                      16,917  262,890
*   Journal Communications, Inc. Class A                         10,623   88,702
#*  Kid Brands, Inc.                                              3,700    5,162
*   Kirkland's, Inc.                                              1,259   22,347
#*  Krispy Kreme Doughnuts, Inc.                                  7,413  179,839

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
#   La-Z-Boy, Inc.                                                3,691 $ 85,188
#*  Lakeland Industries, Inc.                                     2,120   11,512
*   Lazare Kaplan International, Inc.                             1,563    2,641
    Lear Corp.                                                    4,939  382,229
#   Lennar Corp. Class B                                          1,698   50,040
*   Liberty Ventures Series A                                     1,738  186,609
#   Lifetime Brands, Inc.                                         3,674   57,535
#   Lithia Motors, Inc. Class A                                   3,970  249,514
*   Live Nation Entertainment, Inc.                              20,519  398,889
#*  Luby's, Inc.                                                  7,944   60,851
#*  M/I Homes, Inc.                                               2,943   60,243
    Mac-Gray Corp.                                                3,700   77,996
*   Madison Square Garden Co. (The) Class A                       5,458  330,318
#   Marcus Corp.                                                  4,702   67,521
#*  MarineMax, Inc.                                               7,157  105,423
*   Marriott Vacations Worldwide Corp.                            6,176  309,294
#*  McClatchy Co. (The) Class A                                   4,850   13,677
#   MDC Holdings, Inc.                                            5,405  157,772
#*  Media General, Inc. Class A                                   5,800   84,564
    Men's Wearhouse, Inc. (The)                                  12,021  508,488
#   Meredith Corp.                                                6,754  346,480
#*  Meritage Homes Corp.                                          1,396   63,364
*   Modine Manufacturing Co.                                     13,495  179,753
*   Mohawk Industries, Inc.                                         200   26,484
*   Monarch Casino & Resort, Inc.                                 2,145   36,272
*   Motorcar Parts of America, Inc.                               1,030   14,090
#   Movado Group, Inc.                                            4,151  193,561
#*  MTR Gaming Group, Inc.                                        5,500   28,600
    NACCO Industries, Inc. Class A                                1,477   84,145
#*  Office Depot, Inc.                                           11,380   63,614
#   OfficeMax, Inc.                                              15,844  237,343
*   Orient-Express Hotels, Ltd. Class A                          19,121  254,501
#*  Pacific Sunwear of California, Inc.                           1,355    3,645
    Penske Automotive Group, Inc.                                 5,543  219,614
#*  Pep Boys-Manny Moe & Jack (The)                              13,680  177,019
#*  Perfumania Holdings, Inc.                                     1,390    6,464
#   Perry Ellis International, Inc.                               3,987   75,793
#*  Pinnacle Entertainment, Inc.                                 11,600  271,440
#*  Quiksilver, Inc.                                             21,509  178,955
#*  Radio One, Inc. Class D                                       3,383   10,149
#*  RadioShack Corp.                                              3,671   10,316
#*  Reading International, Inc. Class A                           1,086    7,189
#*  Red Lion Hotels Corp.                                         4,230   25,465
*   Red Robin Gourmet Burgers, Inc.                               2,000  152,360
#   Regis Corp.                                                  13,290  192,705
#   Rent-A-Center, Inc.                                          10,115  346,338
#   RG Barry Corp.                                                  958   18,279
#*  Rick's Cabaret International, Inc.                            2,700   30,483
    Rocky Brands, Inc.                                            1,900   28,804
*   Ruby Tuesday, Inc.                                           17,122  101,533
#   Ryland Group, Inc. (The)                                      1,512   60,782
#   Saga Communications, Inc. Class A                             2,276  108,360

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Discretionary -- (Continued)
#*  Saks, Inc.                                                   18,000 $   287,820
#   Salem Communications Corp. Class A                            4,900      40,474
#   Scholastic Corp.                                              6,726     192,969
#*  Sears Holdings Corp.                                          3,638     211,295
    Service Corp. International/US                               15,991     287,998
    Shiloh Industries, Inc.                                       5,891      96,730
#   Shoe Carnival, Inc.                                           5,209     135,382
#*  Skechers U.S.A., Inc. Class A                                 9,134     266,165
*   Skullcandy, Inc.                                              3,609      22,665
#*  Skyline Corp.                                                 1,691       7,390
#   Sonic Automotive, Inc. Class A                                5,187     115,566
#*  Spanish Broadcasting System, Inc. Class A                        78         309
#   Spartan Motors, Inc.                                          7,754      52,650
#   Speedway Motorsports, Inc.                                   10,592     193,410
#*  Sport Chalet, Inc. Class A                                    4,484       5,157
#*  Sport Chalet, Inc. Class B                                      150         194
#   Stage Stores, Inc.                                            6,632     136,951
#   Standard Motor Products, Inc.                                 5,844     211,319
#*  Stanley Furniture Co., Inc.                                   3,305      12,856
#   Stein Mart, Inc.                                              4,258      62,891
#   Stewart Enterprises, Inc. Class A                            19,953     263,579
#*  Stoneridge, Inc.                                              6,963      88,848
    Superior Industries International, Inc.                       5,967     111,881
#   Superior Uniform Group, Inc.                                  2,295      34,655
#   Systemax, Inc.                                                2,377      22,582
#   Trans World Entertainment Corp.                               8,600      37,238
#*  Tuesday Morning Corp.                                         1,300      18,395
#*  Unifi, Inc.                                                   4,872     118,828
#*  Universal Electronics, Inc.                                   1,453      56,536
#   Vail Resorts, Inc.                                              272      19,162
#*  Valuevision Media, Inc. Class A                               4,732      25,269
#*  VOXX International Corp.                                      4,853      75,270
#   Washington Post Co. (The) Class B                               910     585,421
#*  Wells-Gardner Electronics Corp.                               1,121       1,883
#   Wendy's Co. (The)                                            87,792     762,912
#*  West Marine, Inc.                                             6,279      76,667
#*  Wet Seal, Inc. (The) Class A                                 10,609      35,116
    Weyco Group, Inc.                                               493      14,164
#*  Zale Corp.                                                    4,817      75,290
                                                                        -----------
Total Consumer Discretionary                                             22,381,012
                                                                        -----------
Consumer Staples -- (2.4%)
#   Alico, Inc.                                                     767      30,649
#*  Alliance One International, Inc.                             17,363      51,568
    Andersons, Inc. (The)                                         4,126     306,067
#*  Boulder Brands, Inc.                                         10,495     172,013
#   Cal-Maine Foods, Inc.                                         2,400     121,752
#   CCA Industries, Inc.                                            400       1,236
#*  Central Garden and Pet Co.                                    2,954      22,421
#*  Central Garden and Pet Co. Class A                            9,618      70,788
#*  Chiquita Brands International, Inc.                          10,547     109,161
*   Constellation Brands, Inc. Class A                            5,429     354,514

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Consumer Staples -- (Continued)
#*  Craft Brew Alliance, Inc.                                     3,112 $   50,477
#*  Dean Foods Co.                                                7,569    147,596
#*  Dole Food Co., Inc.                                          11,067    149,958
*   Farmer Bros Co.                                               4,300     77,658
#   Fresh Del Monte Produce, Inc.                                13,128    349,074
    Golden Enterprises, Inc.                                        678      2,841
#   Griffin Land & Nurseries, Inc.                                  390     12,870
#*  Hain Celestial Group, Inc. (The)                              6,017    500,795
#*  Harbinger Group, Inc.                                         1,600     17,424
#   Ingles Markets, Inc. Class A                                  3,539     91,342
#   Inter Parfums, Inc.                                           1,206     42,403
    John B Sanfilippo & Son, Inc.                                 1,796     44,146
#*  Mannatech, Inc.                                                 682     16,088
#   MGP Ingredients, Inc.                                         4,280     22,641
    Nash Finch Co.                                                3,213     90,157
    Nutraceutical International Corp.                             2,600     62,530
#   Oil-Dri Corp. of America                                        882     31,302
#*  Omega Protein Corp.                                           5,772     54,026
#   Orchids Paper Products Co.                                      795     24,248
*   Pantry, Inc. (The)                                            7,260     97,211
*   Post Holdings, Inc.                                           7,545    324,058
#*  Prestige Brands Holdings, Inc.                               11,035    344,623
#   Seaboard Corp.                                                  196    535,080
#*  Seneca Foods Corp. Class A                                    1,129     33,102
#   Snyders-Lance, Inc.                                           3,100     92,969
#   Spartan Stores, Inc.                                          5,011    117,909
    Spectrum Brands Holdings, Inc.                                4,989    328,875
#*  Stephan Co. (The)                                               200        240
#*  Susser Holdings Corp.                                         2,447    134,193
#*  TreeHouse Foods, Inc.                                         4,163    304,981
#   Universal Corp.                                               3,612    191,544
#   Village Super Market, Inc. Class A                              726     26,615
#   Weis Markets, Inc.                                            6,017    307,890
                                                                        ----------
Total Consumer Staples                                                   5,867,035
                                                                        ----------
Energy -- (6.9%)
#   Adams Resources & Energy, Inc.                                  489     25,316
#   Alon USA Energy, Inc.                                         6,477     78,242
#*  Alpha Natural Resources, Inc.                                24,338    170,366
#   Arch Coal, Inc.                                               4,886     20,717
*   Atwood Oceanics, Inc.                                         5,370    285,308
*   Barnwell Industries, Inc.                                       480      1,704
#*  Basic Energy Services, Inc.                                   9,941    145,834
#   Berry Petroleum Co. Class A                                     202      9,645
#*  Bill Barrett Corp.                                            4,418    122,246
#   Bolt Technology Corp.                                         1,400     25,046
#*  BPZ Resources, Inc.                                          16,646     33,458
    Bristow Group, Inc.                                           5,612    451,598
#*  Cal Dive International, Inc.                                 15,652     30,834
*   Callon Petroleum Co.                                         13,558     92,601
#*  Carrizo Oil & Gas, Inc.                                         300     13,152
    Cimarex Energy Co.                                            9,221    971,432

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Energy -- (Continued)
*   Clayton Williams Energy, Inc.                                   624 $ 48,566
#*  Cloud Peak Energy, Inc.                                       8,161  127,393
#   Comstock Resources, Inc.                                     11,486  196,525
    Contango Oil & Gas Co.                                        1,493   63,988
*   Dawson Geophysical Co.                                        2,215   64,767
#   Delek US Holdings, Inc.                                      14,271  364,624
#   DHT Holdings, Inc.                                              775    3,976
#*  Double Eagle Petroleum Co.                                    1,300    3,614
#*  Emerald Oil, Inc.                                            10,001   87,009
#*  Endeavour International Corp.                                10,559   62,720
#*  ENGlobal Corp.                                                2,200    2,420
#*  EPL Oil & Gas, Inc.                                           6,069  193,480
#*  Era Group, Inc.                                               4,052  128,043
#*  Exterran Holdings, Inc.                                      15,632  446,294
#*  Global Geophysical Services, Inc.                             5,630   13,456
#   Green Plains Renewable Energy, Inc.                           8,643  139,412
    Gulf Island Fabrication, Inc.                                 2,703   68,170
#   Gulfmark Offshore, Inc. Class A                               5,554  276,478
#*  Harvest Natural Resources, Inc.                               7,276   36,380
#*  Helix Energy Solutions Group, Inc.                           15,510  366,967
*   Hercules Offshore, Inc.                                      20,035  136,238
#*  HKN, Inc.                                                       141   10,504
#*  Hornbeck Offshore Services, Inc.                              6,159  340,408
#*  James River Coal Co.                                            968    1,859
#*  Key Energy Services, Inc.                                    34,852  272,543
    Knightsbridge Tankers, Ltd.                                   8,200   67,568
#*  Lucas Energy, Inc.                                            3,400    3,774
#*  Magnum Hunter Resources Corp.                                10,110   72,084
#*  Matador Resources Co.                                         1,648   30,340
*   Matrix Service Co.                                            3,683   76,570
#*  Mexco Energy Corp.                                              100      657
#*  Miller Energy Resources, Inc.                                 2,236   15,115
*   Mitcham Industries, Inc.                                      1,387   23,080
#   Nabors Industries, Ltd.                                      43,157  754,384
*   Natural Gas Services Group, Inc.                              2,866   80,219
#*  Newfield Exploration Co.                                     13,634  415,155
#*  Newpark Resources, Inc.                                      19,591  249,785
#   Nordic American Tankers, Ltd.                                   841    6,863
#*  Northern Oil and Gas, Inc.                                    3,700   60,791
#*  Overseas Shipholding Group, Inc.                              2,316    7,990
#*  Pacific Drilling SA                                           1,509   17,157
#*  Parker Drilling Co.                                          30,804  221,789
#   Patterson-UTI Energy, Inc.                                   21,500  521,590
*   PDC Energy, Inc.                                              6,007  407,335
#*  Penn Virginia Corp.                                          21,837  185,833
#*  PHI, Inc.                                                     3,000  119,460
#*  Pioneer Energy Services Corp.                                14,053  118,045
#   QEP Resources, Inc.                                           9,447  312,318
#*  Renewable Energy Group, Inc.                                 11,223  122,443
*   REX American Resources Corp.                                  2,075   59,843
#*  Rex Energy Corp.                                              8,678  186,577
*   Rowan Cos. P.L.C. Class A                                    18,242  658,171

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Energy -- (Continued)
#   Scorpio Tankers, Inc.                                         4,278 $    49,368
#   SEACOR Holdings, Inc.                                         4,516     441,665
#   Ship Finance International, Ltd.                              6,844     113,268
#*  Steel Excel, Inc.                                             3,594      99,733
#*  Stone Energy Corp.                                           11,822     412,115
*   Superior Energy Services, Inc.                               21,870     586,772
#*  Swift Energy Co.                                              8,400     115,248
#   Teekay Corp.                                                  6,873     298,494
*   Tesco Corp.                                                  11,009     189,135
#   Tesoro Corp.                                                  1,390      67,957
#*  TETRA Technologies, Inc.                                     16,858     218,648
#   Tidewater, Inc.                                               7,300     439,606
*   Triangle Petroleum Corp.                                      6,236      65,914
#*  Unit Corp.                                                    8,595     441,869
#*  USEC, Inc.                                                    1,131       9,116
#*  Vaalco Energy, Inc.                                           7,136      37,607
#   W&T Offshore, Inc.                                            1,980      37,798
#*  Warren Resources, Inc.                                        2,458       7,694
#   Western Refining, Inc.                                       11,599     374,300
*   Whiting Petroleum Corp.                                      17,263   1,154,722
#*  Willbros Group, Inc.                                         13,791     134,600
#*  WPX Energy, Inc.                                             22,640     501,250
                                                                        -----------
Total Energy                                                             16,525,148
                                                                        -----------
Financials -- (16.2%)
    1st Source Corp.                                              6,821     214,043
#   1st United Bancorp Inc/Boca Raton                             2,700      20,628
#   Access National Corp.                                           535       7,774
*   Alexander & Baldwin, Inc.                                     5,182     191,734
#   Allied World Assurance Co. Holdings AG                        3,850     416,916
#*  American Capital, Ltd.                                       36,462     510,833
#   American Equity Investment Life Holding Co.                   8,844     184,309
    American Financial Group, Inc.                               13,215     743,476
#   American National Bankshares, Inc.                              702      16,104
#   American National Insurance Co.                               2,880     291,082
*   Ameris Bancorp                                                4,419      80,868
#   AMERISAFE, Inc.                                               3,543     136,405
#   AmeriServ Financial, Inc.                                     6,300      19,782
    Argo Group International Holdings, Ltd.                       5,290     222,074
#   Arrow Financial Corp.                                           714      18,428
    Aspen Insurance Holdings, Ltd.                                9,731     379,606
#   Associated Banc-Corp.                                        24,661     400,988
#   Assurant, Inc.                                               11,316     661,760
#   Assured Guaranty, Ltd.                                       21,049     431,504
    Asta Funding, Inc.                                            1,714      14,706
#   Astoria Financial Corp.                                      23,083     304,926
#*  Atlanticus Holdings Corp.                                     2,898      10,114
#   Auburn National BanCorp., Inc.                                   44       1,126
#*  AV Homes, Inc.                                                1,654      31,591
    Axis Capital Holdings, Ltd.                                  12,669     600,764
#   Baldwin & Lyons, Inc. Class B                                 3,050      83,356
#   Banc of California, Inc.                                      1,000      14,110

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
#   Bancfirst Corp.                                               1,600 $ 88,912
*   Bancorp, Inc.                                                 3,204   51,809
#   BancorpSouth, Inc.                                            1,329   29,371
    Bank Mutual Corp.                                             7,255   46,142
    Bank of Commerce Holdings                                     1,233    6,782
    Bank of Kentucky Financial Corp.                                168    4,840
#   BankFinancial Corp.                                           5,991   55,656
    Banner Corp.                                                  4,189  160,271
#   Bar Harbor Bankshares                                           320   12,077
#   BBCN Bancorp, Inc.                                            4,812   71,362
*   BBX Capital Corp. Class A                                     2,035   26,842
#   BCB Bancorp, Inc.                                               194    2,146
#*  Beneficial Mutual Bancorp, Inc.                               8,224   80,184
    Berkshire Hills Bancorp, Inc.                                 6,204  157,395
#*  BofI Holding, Inc.                                            1,782  107,668
#   Boston Private Financial Holdings, Inc.                      13,091  149,106
    Bridge Bancorp, Inc.                                             87    2,009
    Brookline Bancorp, Inc.                                      17,820  158,063
#   Bryn Mawr Bank Corp.                                            634   17,663
    C&F Financial Corp.                                             179    9,650
#   Calamos Asset Management, Inc. Class A                        3,248   31,895
#   California First National Bancorp                             1,000   17,850
#   Camden National Corp.                                           573   23,121
#   Cape Bancorp, Inc.                                              439    4,043
#*  Capital Bank Financial Corp. Class A                            508   11,288
#*  Capital City Bank Group, Inc.                                 1,869   22,989
    Capital Southwest Corp.                                       1,200   39,444
    CapitalSource, Inc.                                          31,520  412,282
#   Cardinal Financial Corp.                                      8,121  133,996
#   Cathay General Bancorp                                        9,920  244,330
    Center Bancorp, Inc.                                            601    8,991
#   Centerstate Banks, Inc.                                       2,020   19,917
#   Central Pacific Financial Corp.                                 777   14,312
#   Century Bancorp, Inc. Class A                                   134    4,355
    CFS Bancorp, Inc.                                             3,312   41,367
#   Chemical Financial Corp.                                      5,945  174,129
    Citizens Community Bancorp, Inc.                              2,054   15,672
#   Citizens Holding Co.                                            171    3,270
#   City Holding Co.                                                711   32,351
    Clifton Savings Bancorp, Inc.                                   834   10,533
#   CNB Financial Corp.                                             439    8,784
    CNO Financial Group, Inc.                                    32,460  505,727
#   CoBiz Financial, Inc.                                         4,891   53,067
#   Columbia Banking System, Inc.                                 5,011  128,733
    Commercial National Financial Corp.                             162    3,402
#   Community Bank System, Inc.                                   6,629  240,699
#   Community Trust Bancorp, Inc.                                 3,145  133,946
#   Consolidated-Tomoka Land Co.                                    558   20,936
*   Cowen Group, Inc. Class A                                    19,975   79,301
#   Dime Community Bancshares, Inc.                               4,564   74,667
#   Donegal Group, Inc. Class A                                   6,209   98,413
#   Donegal Group, Inc. Class B                                     592   12,432

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
#*  E*TRADE Financial Corp.                                      42,087 $711,691
#   Eastern Insurance Holdings, Inc.                              3,064   74,884
#   EMC Insurance Group, Inc.                                     4,544  154,678
    Employers Holdings, Inc.                                      1,402   42,158
#   Endurance Specialty Holdings, Ltd.                            9,916  548,256
#*  Enstar Group, Ltd.                                            1,095  148,843
#   Enterprise Bancorp, Inc.                                        338    6,605
#   Enterprise Financial Services Corp.                           2,589   46,680
#   ESB Financial Corp.                                           1,813   24,131
#   ESSA Bancorp, Inc.                                            2,833   31,050
#*  Farmers Capital Bank Corp.                                    1,442   29,619
    FBL Financial Group, Inc. Class A                             6,070  271,572
    Federal Agricultural Mortgage Corp. Class C                   1,100   39,259
#   Federated National Holding Co. Class C                        2,400   24,600
#   Fidelity National Financial, Inc. Class A                    14,040  395,226
#   Fidelity Southern Corp.                                       1,381   21,081
#   Financial Institutions, Inc.                                  1,451   34,345
*   First Acceptance Corp.                                        5,500    9,350
#   First American Financial Corp.                                  215    5,560
#*  First BanCorp                                                 9,765   54,196
#   First Bancorp                                                 3,069   45,974
#   First Bancorp, Inc.                                             842   14,659
#   First Busey Corp.                                             9,462   48,919
    First Citizens BancShares, Inc. Class A                         648  137,201
#   First Commonwealth Financial Corp.                           27,101  235,508
#   First Community Bancshares, Inc.                              2,358   39,355
    First Defiance Financial Corp.                                2,422   62,536
*   First Federal Bancshares of Arkansas, Inc.                      560    5,029
#   First Federal of Northern Michigan Bancorp, Inc.                200      948
    First Financial Bancorp                                       1,999   31,024
#   First Financial Corp.                                         1,400   48,356
#   First Financial Holdings, Inc.                                1,560   93,491
#   First Financial Northwest, Inc.                               1,632   17,691
    First Interstate Bancsystem, Inc.                             1,111   27,897
#*  First Marblehead Corp. (The)                                  7,864    7,549
#   First Merchants Corp.                                         8,056  151,453
#   First Midwest Bancorp, Inc.                                   6,483  107,812
#   First Niagara Financial Group, Inc.                          51,915  572,622
#*  First South Bancorp, Inc.                                       720    4,867
    Firstbank Corp.                                                 105    2,057
    FirstMerit Corp.                                              8,064  181,117
#*  Flagstar Bancorp, Inc.                                        4,983   80,774
    Flushing Financial Corp.                                      4,584   92,093
#   FNB Corp.                                                     5,666   70,882
*   Forestar Group, Inc.                                          2,222   49,617
    Fox Chase Bancorp, Inc.                                         289    4,991
    Franklin Financial Corp.                                        203    3,831
#   Fulton Financial Corp.                                        7,633   93,199
#*  Genworth Financial, Inc. Class A                             66,323  963,673
#   German American Bancorp, Inc.                                 2,620   71,212
#   GFI Group, Inc.                                              12,679   43,996
#*  Global Indemnity P.L.C.                                       1,977   48,694

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
#   Great Southern Bancorp, Inc.                                  2,001 $ 56,188
#*  Green Dot Corp. Class A                                       5,815  124,790
#*  Greenlight Capital Re, Ltd. Class A                           3,046   93,786
    Guaranty Bancorp                                              2,411   32,548
#*  Guaranty Federal Bancshares, Inc.                               100    1,127
#*  Hallmark Financial Services, Inc.                             3,963   33,725
#   Hampden Bancorp, Inc.                                         1,000   17,200
#   Hanmi Financial Corp.                                         4,991   87,243
#   Hanover Insurance Group, Inc. (The)                          10,024  586,805
    Harleysville Savings Financial Corp.                            132    2,422
#*  Harris & Harris Group, Inc.                                   6,066   18,987
    HCC Insurance Holdings, Inc.                                  6,632  302,751
#   Heartland Financial USA, Inc.                                 1,331   35,258
#   Heritage Commerce Corp.                                       4,200   32,718
#   Heritage Financial Corp.                                        621   10,017
    HF Financial Corp.                                              363    4,839
#*  Hilltop Holdings, Inc.                                        5,780  100,225
#   Hingham Institution for Savings                                  94    6,836
#*  HMN Financial, Inc.                                             750    6,458
*   Home Bancorp, Inc.                                              724   13,155
    Home Federal Bancorp, Inc.                                    2,400   37,416
#   HopFed Bancorp, Inc.                                            683    7,411
    Horace Mann Educators Corp.                                   5,408  149,802
#   Horizon Bancorp                                                 401    8,706
#   Hudson City Bancorp, Inc.                                    31,261  280,724
#   Hudson Valley Holding Corp.                                     460    8,505
#   Iberiabank Corp.                                              4,755  277,835
*   ICG Group, Inc.                                                 288    4,697
#*  Imperial Holdings, Inc.                                         147      861
#   Independence Holding Co.                                      6,112   83,857
#   Independent Bank Corp.(453836108)                             2,014   72,262
#*  Independent Bank Corp.(453838609)                               340    3,305
#   Infinity Property & Casualty Corp.                            2,703  185,372
    International Bancshares Corp.                               10,515  240,268
*   Intervest Bancshares Corp. Class A                            1,700   12,393
#*  INTL. FCStone, Inc.                                             500   10,230
#*  Investment Technology Group, Inc.                             2,856   45,753
#   Investors Title Co.                                             125    9,768
#   Janus Capital Group, Inc.                                    21,703  214,209
    JMP Group, Inc.                                               2,603   16,685
*   KCG Holdings, Inc. Class A                                    1,392   12,166
#*  Kearny Financial Corp.                                        2,543   26,702
    Kemper Corp.                                                 10,935  404,814
#   Kentucky First Federal Bancorp                                  120      971
#   Lakeland Bancorp, Inc.                                        6,398   72,937
#   Lakeland Financial Corp.                                      1,842   65,557
    Landmark Bancorp, Inc.                                          163    3,278
#   Legg Mason, Inc.                                             18,412  708,310
#   LNB Bancorp, Inc.                                             2,597   25,269
#*  Louisiana Bancorp, Inc.                                         696   12,455
#*  Macatawa Bank Corp.                                           2,700   13,257
#   Maiden Holdings, Ltd.                                        14,988  164,119

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Financials -- (Continued)
#   MainSource Financial Group, Inc.                              4,441 $ 72,033
    Manning & Napier, Inc.                                        1,366   22,676
*   Markel Corp.                                                    310  164,198
    Marlin Business Services Corp.                                2,600   71,682
#   MB Financial, Inc.                                            9,300  276,210
#*  MBIA, Inc.                                                   44,886  510,354
#*  MBT Financial Corp.                                           3,800   14,592
    MCG Capital Corp.                                            11,371   53,557
#   Meadowbrook Insurance Group, Inc.                            11,385   75,596
#   Medallion Financial Corp.                                     4,208   63,877
#   Mercantile Bank Corp.                                         1,115   24,352
#   Merchants Bancshares, Inc.                                      591   17,718
#   Mercury General Corp.                                           300   13,968
#*  Meridian Interstate Bancorp, Inc.                             1,033   24,523
#   Meta Financial Group, Inc.                                       85    3,164
*   Metro Bancorp, Inc.                                           2,783   59,389
#   MetroCorp Bancshares, Inc.                                      503    7,208
#*  MGIC Investment Corp.                                        20,200  164,428
    MicroFinancial, Inc.                                          2,400   20,616
#   MidSouth Bancorp, Inc.                                        2,318   35,187
    MidWestOne Financial Group, Inc.                                 88    2,325
#   Montpelier Re Holdings, Ltd.                                 10,557  291,479
    MutualFirst Financial, Inc.                                     414    7,038
#   NASDAQ OMX Group, Inc. (The)                                 24,288  860,524
#   National Interstate Corp.                                       347    9,067
    National Penn Bancshares, Inc.                               18,842  195,392
#   National Western Life Insurance Co. Class A                     130   27,040
*   Navigators Group, Inc. (The)                                  3,481  195,771
#   NBT Bancorp, Inc.                                             4,602  112,151
    Nelnet, Inc. Class A                                          4,590  195,672
#   New Hampshire Thrift Bancshares, Inc.                           200    2,840
#*  NewBridge Bancorp                                             2,400   17,904
#*  NewStar Financial, Inc.                                       5,045   87,833
    Nicholas Financial, Inc.                                        247    3,964
*   North Valley Bancorp                                             40      756
    Northeast Community Bancorp, Inc.                             4,700   35,485
#   Northfield Bancorp, Inc.                                      8,884  114,870
    Northrim BanCorp, Inc.                                          474   11,897
#   Northwest Bancshares, Inc.                                   14,292  199,945
#   Norwood Financial Corp.                                          44    1,265
    OceanFirst Financial Corp.                                    2,040   35,884
    OFG Bancorp                                                  10,765  159,430
#   Ohio Valley Banc Corp.                                          197    4,046
    Old Republic International Corp.                             37,481  629,306
*   OmniAmerican Bancorp, Inc.                                    1,963   43,029
#   OneBeacon Insurance Group, Ltd. Class A                       4,000   63,840
#   Oppenheimer Holdings, Inc. Class A                            1,595   31,629
    Oritani Financial Corp.                                         600    9,732
#   Pacific Continental Corp.                                     1,612   22,213
*   Pacific Mercantile Bancorp                                    2,264   14,082
#*  Pacific Premier Bancorp, Inc.                                   800   11,128
    Park National Corp.                                             370   29,311

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES  VALUE+
                                                                  ------ --------
Financials -- (Continued)
     Park Sterling Corp.                                           4,087 $ 26,606
     PartnerRe, Ltd.                                               8,404  842,165
#*   Patriot National Bancorp, Inc.                                  600      726
#    Peapack Gladstone Financial Corp.                               821   15,057
#    People's United Financial, Inc.                              34,581  499,004
#    Peoples Bancorp, Inc.                                         2,919   65,444
#*   PHH Corp.                                                     5,778  138,961
#*   Phoenix Cos., Inc. (The)                                        985   37,991
#*   PICO Holdings, Inc.                                           3,461   81,264
#*   Pinnacle Financial Partners, Inc.                             2,584   80,104
#*   Piper Jaffray Cos.                                            2,190   78,599
     Platinum Underwriters Holdings, Ltd.                          5,728  356,224
*    Popular, Inc.                                                12,371  312,368
*    Preferred Bank                                                1,052   20,219
     Primerica, Inc.                                                 191    8,203
#    PrivateBancorp, Inc.                                          2,737   66,673
     ProAssurance Corp.                                            8,238  373,346
#    Prosperity Bancshares, Inc.                                   3,076  192,096
#    Protective Life Corp.                                        11,192  515,727
#    Provident Financial Holdings, Inc.                            2,100   31,836
#    Provident Financial Services, Inc.                            9,873  185,020
#*   Prudential Bancorp, Inc.                                         89      959
#    Pulaski Financial Corp.                                       1,241   13,514
#    QC Holdings, Inc.                                               800    1,880
#    QCR Holdings, Inc.                                              225    3,906
#    Radian Group, Inc.                                           32,928  479,761
#    Reinsurance Group of America, Inc.                           10,860  773,015
#    RenaissanceRe Holdings, Ltd.                                  1,700  159,307
#    Renasant Corp.                                                5,526  158,486
#    Republic Bancorp, Inc. Class A                                2,281   52,509
#*   Republic First Bancorp, Inc.                                    425    1,339
#    Resource America, Inc. Class A                                6,061   52,306
#*   Riverview Bancorp, Inc.                                       4,200   11,172
     Rockville Financial, Inc.                                     1,993   26,208
#*   Roma Financial Corp.                                          1,800   35,028
#    S&T Bancorp, Inc.                                             4,563  111,885
#*   Safeguard Scientifics, Inc.                                   3,390   59,155
#    Safety Insurance Group, Inc.                                  3,321  181,625
#    Sandy Spring Bancorp, Inc.                                    4,334  106,140
#*   Seacoast Banking Corp. of Florida                             4,523   10,312
     Selective Insurance Group, Inc.                               7,600  199,652
*    Shore Bancshares, Inc.                                          479    4,383
     SI Financial Group, Inc.                                      1,191   13,494
#    Sierra Bancorp                                                  974   18,438
#    Simmons First National Corp. Class A                          2,031   66,495
#    Simplicity Bancorp, Inc.                                        735   11,525
(d)  Southern Community Financial                                  6,200    1,364
#*   Southern First Bancshares, Inc.                                 266    3,575
#    Southern Missouri Bancorp, Inc.                                 160    4,840
#    Southside Bancshares, Inc.                                    1,399   38,193
#*   Southwest Bancorp, Inc.                                       5,301   84,869
     Southwest Georgia Financial Corp.                                98      931

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------- --------
Financials -- (Continued)
#   StanCorp Financial Group, Inc.                                 7,052 $415,363
    State Auto Financial Corp.                                    10,929  207,651
    StellarOne Corp.                                               4,809  111,954
#*  Sterling Bancorp(859158107)                                    2,704   39,884
    Sterling Bancorp(85917A100)                                    8,908  104,402
#   Stewart Information Services Corp.                             4,094  128,224
#*  Stifel Financial Corp.                                           382   15,643
#*  Stratus Properties, Inc.                                         650    9,997
*   Suffolk Bancorp                                                2,821   55,151
#*  Sun Bancorp, Inc.                                              8,064   26,611
#   Susquehanna Bancshares, Inc.                                  43,190  508,994
#*  SWS Group, Inc.                                                2,700   15,201
#   SY Bancorp, Inc.                                                 300    9,003
    Symetra Financial Corp.                                       17,090  320,096
#   Synovus Financial Corp.                                      105,895  344,159
#*  Taylor Capital Group, Inc.                                     3,278   75,394
    Teche Holding Co.                                                 27    1,358
    Territorial Bancorp, Inc.                                        408    8,898
    TF Financial Corp.                                               187    5,189
#   Thomas Properties Group, Inc.                                  8,128   55,270
    Timberland Bancorp, Inc.                                         400    3,548
#   Tompkins Financial Corp.                                         492   24,265
#   Tower Group International, Ltd.                                9,767   35,454
#   TowneBank                                                      2,237   32,571
#   Tree.com, Inc.                                                   400   11,804
#   Trico Bancshares                                               2,241   56,675
#   TrustCo Bank Corp.                                            11,652   78,301
#   Trustmark Corp.                                                7,506  203,863
#   UMB Financial Corp.                                            4,100  241,572
#   Umpqua Holdings Corp.                                         24,165  395,581
#   Unico American Corp.                                           1,400   17,556
#   Union First Market Bankshares Corp.                            5,079  122,505
#   United Bankshares, Inc.                                          858   25,380
*   United Community Banks, Inc.                                   2,712   42,280
#*  United Community Financial Corp.                               1,067    4,268
    United Financial Bancorp, Inc.                                 3,624   56,824
    United Fire Group, Inc.                                        5,738  181,895
#   Unity Bancorp, Inc.                                              540    4,001
#   Universal Insurance Holdings, Inc.                             5,192   40,705
    Univest Corp. of Pennsylvania                                  1,774   35,427
#   Validus Holdings, Ltd.                                         8,860  349,793
#   ViewPoint Financial Group, Inc.                                1,550   33,805
*   Virginia Commerce Bancorp, Inc.                                3,323   53,268
#*  Walker & Dunlop, Inc.                                          2,479   32,177
    Washington Banking Co.                                         1,905   32,404
    Washington Federal, Inc.                                      21,207  483,095
#   Washington Trust Bancorp, Inc.                                 1,732   56,965
#*  Waterstone Financial, Inc.                                     1,793   19,078
#   Webster Financial Corp.                                        7,263  202,565
#   WesBanco, Inc.                                                 6,027  177,194
#   West BanCorp., Inc.                                            5,550   76,701
*   Western Alliance Bancorp                                       1,833   38,768

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Financials -- (Continued)
    Westfield Financial, Inc.                                     5,949 $    42,892
#   Wilshire Bancorp, Inc.                                        7,249      61,399
#   Wintrust Financial Corp.                                      8,054     350,430
*   Wright Investors' Service Holdings, Inc.                      1,000       2,125
    WSFS Financial Corp.                                            648      45,366
*   Yadkin Financial Corp.                                        1,126      18,489
#   Zions BanCorp.                                               22,216     630,268
*   ZipRealty, Inc.                                               1,200       6,600
                                                                        -----------
Total Financials                                                         39,175,354
                                                                        -----------
Health Care -- (3.9%)
#*  Addus HomeCare Corp.                                            201       5,196
#*  Affymetrix, Inc.                                             17,435     123,265
#*  Albany Molecular Research, Inc.                               7,139      93,521
*   Alere, Inc.                                                  19,422     655,104
#*  Allied Healthcare Products                                    1,700       3,961
    Almost Family, Inc.                                           2,016      38,768
#*  Alphatec Holdings, Inc.                                       4,114       7,488
#*  Amedisys, Inc.                                               10,397     169,263
#*  American Shared Hospital Services                               400         974
*   AMN Healthcare Services, Inc.                                 2,194      27,206
*   Amsurg Corp.                                                  7,140     306,235
#   Analogic Corp.                                                1,500     138,345
*   AngioDynamics, Inc.                                           7,576     119,095
*   Anika Therapeutics, Inc.                                      2,840      84,831
#*  Arrhythmia Research Technology, Inc.                            291         950
#*  Baxano Surgical, Inc.                                         3,545       4,289
*   Bio-Rad Laboratories, Inc. Class A                              100      12,352
*   BioScrip, Inc.                                                8,822      61,842
#*  BioTelemetry, Inc.                                            4,238      38,735
#*  Cambrex Corp.                                                   844      14,196
#*  Capital Senior Living Corp.                                   4,355      96,594
*   Chindex International, Inc.                                     128       2,154
#*  Codexis, Inc.                                                   714       1,242
    Community Health Systems, Inc.                               13,817     602,836
    CONMED Corp.                                                  6,090     220,884
#   Cooper Cos., Inc. (The)                                       2,368     305,969
*   Cross Country Healthcare, Inc.                                9,348      55,527
#   CryoLife, Inc.                                                5,333      47,944
#*  Cumberland Pharmaceuticals, Inc.                              3,402      16,636
#*  Cutera, Inc.                                                  2,803      28,170
#*  Cynosure, Inc. Class A                                          408       8,817
*   Digirad Corp.                                                 3,300      10,989
*   Emergent Biosolutions, Inc.                                   6,746     131,749
#*  Enzo Biochem, Inc.                                            4,925      12,263
#   Enzon Pharmaceuticals, Inc.                                   4,494       6,651
#*  Exactech, Inc.                                                1,341      30,441
#*  ExamWorks Group, Inc.                                         1,201      31,046
*   Five Star Quality Care, Inc.                                  8,186      41,503
*   Gentiva Health Services, Inc.                                 8,500      97,325
#*  Greatbatch, Inc.                                              5,343     203,675
#*  Hanger, Inc.                                                  2,204      80,887

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                    SHARES  VALUE+
                                                                    ------ --------
Health Care -- (Continued)
*      Harvard Bioscience, Inc.                                      7,065 $ 41,613
*      Health Net, Inc.                                              2,720   82,688
#*     Healthways, Inc.                                              5,311   51,145
#      Hi-Tech Pharmacal Co., Inc.                                   1,560   67,220
#*     Hologic, Inc.                                                 7,726  172,985
#*     Idera Pharmaceuticals, Inc.                                   3,724    6,852
#      Invacare Corp.                                                7,289  156,495
#*     Iridex Corp.                                                    593    3,540
       Kewaunee Scientific Corp.                                       170    2,951
#      Kindred Healthcare, Inc.                                     12,870  178,636
#*     Lannett Co., Inc.                                             4,245  100,224
       LeMaitre Vascular, Inc.                                       3,115   25,045
#*     LHC Group, Inc.                                               2,425   49,955
*      LifePoint Hospitals, Inc.                                    10,900  562,876
*      Magellan Health Services, Inc.                                5,679  333,357
(d)#*  Maxygen, Inc.                                                 6,309      189
*      MedAssets, Inc.                                               4,560  105,017
(d)#*  MedCath Corp.                                                 5,455    7,473
#*     Medical Action Industries, Inc.                               5,500   33,330
#*     MediciNova, Inc.                                                905    2,235
#*     Merit Medical Systems, Inc.                                   1,599   25,568
#*     Misonix, Inc.                                                 2,000    8,360
#*     Molina Healthcare, Inc.                                       5,838  184,714
#      National Healthcare Corp.                                     1,378   66,668
#*     Natus Medical, Inc.                                           9,044  178,438
*      NuVasive, Inc.                                                3,207  101,918
#      Omnicare, Inc.                                               15,345  846,277
*      Omnicell, Inc.                                                3,595   82,937
#      Owens & Minor, Inc.                                           1,300   48,646
#*     Pacific Biosciences of California, Inc.                       6,481   26,637
#*     PDI, Inc.                                                     3,900   18,603
#*     PharMerica Corp.                                              4,980   73,505
#*     Pozen, Inc.                                                   2,709   17,026
*      Providence Service Corp. (The)                                1,272   38,020
#*     Repligen Corp.                                                2,675   29,265
#*     Rochester Medical Corp.                                       1,568   31,329
#*     RTI Biologics, Inc.                                          11,548   32,219
#*     Sciclone Pharmaceuticals, Inc.                                7,214   34,122
       Select Medical Holdings Corp.                                13,557  114,963
#*     Skilled Healthcare Group, Inc. Class A                          298    1,269
#*     Solta Medical, Inc.                                           5,879   10,876
       Span-America Medical Systems, Inc.                              363    6,843
#*     Sucampo Pharmaceuticals, Inc. Class A                           928    5,754
*      SunLink Health Systems, Inc.                                    887      714
*      SurModics, Inc.                                                 694   16,365
*      Symmetry Medical, Inc.                                        8,513   68,955
*      Targacept, Inc.                                               4,500   21,375
#      Teleflex, Inc.                                                5,644  520,264
#*     Triple-S Management Corp. Class B                             4,208   74,945
#      Universal American Corp.                                     19,798  146,901
#*     ViroPharma, Inc.                                             11,609  450,661

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE+
                                                                  ------ ----------
Health Care -- (Continued)
#*   Wright Medical Group, Inc.                                    5,927 $  161,037
                                                                         ----------
Total Health Care                                                         9,367,918
                                                                         ----------
Industrials -- (11.7%)
#    AAR Corp.                                                     7,598    222,469
#    ABM Industries, Inc.                                         12,768    351,248
#*   ACCO Brands Corp.                                             8,840     51,714
#*   Accuride Corp.                                               11,736     52,812
     Aceto Corp.                                                   7,911    126,180
#    Acme United Corp.                                               100      1,464
#    Acorn Energy, Inc.                                            1,057      3,974
#    Actuant Corp. Class A                                         1,016     38,161
#*   Adept Technology, Inc.                                        2,183     18,163
*    AECOM Technology Corp.                                        9,160    291,105
#*   Aegion Corp.                                                  8,741    179,190
#*   Aerovironment, Inc.                                           5,390    146,123
     AGCO Corp.                                                   12,771    745,571
#*   Air Transport Services Group, Inc.                           12,631     91,448
     Aircastle, Ltd.                                               8,402    158,546
     Alamo Group, Inc.                                             2,616    123,449
     Alaska Air Group, Inc.                                        3,570    252,256
#    Albany International Corp. Class A                            3,666    134,945
#    Alliant Techsystems, Inc.                                     1,446    157,426
(d)  Allied Defense Group, Inc. (The)                              2,400     12,600
     Allied Motion Technologies, Inc.                                400      3,820
#    Altra Holdings, Inc.                                          4,353    132,201
     AMERCO                                                        5,363  1,082,951
#*   Ameresco, Inc. Class A                                        2,474     25,878
#    American Railcar Industries, Inc.                             3,877    158,802
     American Science & Engineering, Inc.                            163     10,722
#*   American Superconductor Corp.                                 1,994      4,347
#*   American Woodmark Corp.                                         559     18,961
     Ampco-Pittsburgh Corp.                                          888     16,348
#*   AMREP Corp.                                                     600      4,830
#    Apogee Enterprises, Inc.                                      5,425    169,694
*    ARC Document Solutions, Inc.                                  6,626     41,346
#    Arkansas Best Corp.                                           7,417    203,003
*    Arotech Corp.                                                 3,700      6,105
#*   Ascent Solar Technologies, Inc.                               3,620      3,403
#    Astec Industries, Inc.                                        5,179    175,102
#*   Atlas Air Worldwide Holdings, Inc.                            5,799    214,737
#*   Avalon Holdings Corp. Class A                                   262      1,357
#*   Avis Budget Group, Inc.                                      21,045    659,340
     Baltic Trading, Ltd.                                         10,469     46,901
#    Barnes Group, Inc.                                            3,932    139,743
     Barrett Business Services, Inc.                               1,903    158,463
     Brady Corp. Class A                                           2,636     76,945
#    Briggs & Stratton Corp.                                       9,608    176,211
#*   Builders FirstSource, Inc.                                    1,282      9,500
#*   CAI International, Inc.                                       2,583     56,542
*    Casella Waste Systems, Inc. Class A                           1,546      9,137
#*   CBIZ, Inc.                                                    9,956     81,241

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
    CDI Corp.                                                     5,340 $ 85,707
#   Ceco Environmental Corp.                                        722   12,743
#   Celadon Group, Inc.                                           2,752   51,022
    CIRCOR International, Inc.                                    1,000   73,770
*   Columbus McKinnon Corp.                                       4,617  120,088
#   Comfort Systems USA, Inc.                                     3,476   64,758
#   Compx International, Inc.                                       200    2,838
*   Consolidated Graphics, Inc.                                   1,904  122,027
*   Costa, Inc.                                                   1,675   33,701
#   Courier Corp.                                                 1,913   32,502
    Covanta Holding Corp.                                         5,844  100,341
#*  Covenant Transportation Group, Inc. Class A                   3,300   21,549
#*  CPI Aerostructures, Inc.                                      1,700   21,080
*   CRA International, Inc.                                       1,273   24,251
    Curtiss-Wright Corp.                                         10,861  540,661
#*  DigitalGlobe, Inc.                                            1,140   36,275
*   Dolan Co. (The)                                               1,503    3,863
#   Douglas Dynamics, Inc.                                        3,360   50,971
#*  Ducommun, Inc.                                                2,731   67,893
#*  Dycom Industries, Inc.                                        5,686  168,590
    Dynamic Materials Corp.                                       1,500   33,150
#*  Eagle Bulk Shipping, Inc.                                     4,189   23,291
#   Eastern Co. (The)                                               510    8,440
#   Ecology and Environment, Inc. Class A                           210    2,310
    EMCOR Group, Inc.                                             1,542   57,147
#   Encore Wire Corp.                                             4,620  228,829
#*  Energy Recovery, Inc.                                         2,946   17,205
#*  EnerNOC, Inc.                                                 1,244   20,688
#   EnerSys, Inc.                                                 9,960  660,846
#*  Engility Holdings, Inc.                                       3,674  113,784
    Ennis, Inc.                                                   5,808  103,092
#*  EnPro Industries, Inc.                                        3,739  223,106
#   ESCO Technologies, Inc.                                       2,177   78,546
#   Espey Manufacturing & Electronics Corp.                         172    5,590
*   Esterline Technologies Corp.                                  7,459  597,913
#*  Federal Signal Corp.                                         14,257  195,178
*   Flow International Corp.                                      5,231   20,872
*   Franklin Covey Co.                                            4,000   75,200
#   FreightCar America, Inc.                                      3,408   75,794
#*  FTI Consulting, Inc.                                          6,953  282,153
#*  Fuel Tech, Inc.                                               1,990    9,015
*   Furmanite Corp.                                               3,245   36,506
#   G&K Services, Inc. Class A                                    5,010  312,624
#   GATX Corp.                                                   10,799  556,688
#*  Genco Shipping & Trading, Ltd.                                9,300   24,831
#*  Gencor Industries, Inc.                                         600    5,478
#   General Cable Corp.                                           6,008  197,843
*   Gibraltar Industries, Inc.                                    6,948  111,237
#   Global Power Equipment Group, Inc.                              800   16,288
#*  Goldfield Corp. (The)                                         2,600    4,940
*   GP Strategies Corp.                                           4,100  114,882
#*  GrafTech International, Ltd.                                 29,852  265,683

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
#   Granite Construction, Inc.                                    6,794 $219,786
#   Great Lakes Dredge & Dock Corp.                              16,521  134,151
#*  Greenbrier Cos., Inc.                                         7,936  210,621
#   Griffon Corp.                                                14,026  175,746
*   H&E Equipment Services, Inc.                                  4,663  116,715
    Hardinge, Inc.                                                3,769   55,744
    Harsco Corp.                                                    625   17,425
#*  Hawaiian Holdings, Inc.                                      14,927  123,148
    Heidrick & Struggles International, Inc.                      3,465   64,172
#*  Hill International, Inc.                                      5,419   18,641
#   Houston Wire & Cable Co.                                      4,919   68,227
#*  Hudson Global, Inc.                                           4,736   15,392
    Hurco Cos., Inc.                                              1,730   42,368
*   Huron Consulting Group, Inc.                                    801   46,915
    Hyster-Yale Materials Handling, Inc.                          2,954  231,712
#*  ICF International, Inc.                                       5,016  173,654
#*  Innotrac Corp.                                                  900    6,039
#   Innovative Solutions & Support, Inc.                            573    4,515
    Insteel Industries, Inc.                                      3,260   54,083
#   International Shipholding Corp.                               1,600   39,712
#   Intersections, Inc.                                           2,527   21,656
#*  JetBlue Airways Corp.                                        57,197  405,527
*   JPS Industries, Inc.                                          1,000    4,900
    Kadant, Inc.                                                  2,642   94,584
#   Kaman Corp.                                                     661   24,576
#   Kelly Services, Inc. Class A                                 10,362  216,151
*   Key Technology, Inc.                                            987   14,282
#   Kforce, Inc.                                                  2,183   42,983
    Kimball International, Inc. Class B                           6,243   73,043
*   Korn/Ferry International                                     11,096  264,085
#*  Kratos Defense & Security Solutions, Inc.                    11,708   99,284
#*  Lawson Products, Inc.                                         2,008   26,345
#*  Layne Christensen Co.                                         4,702   90,937
#   LB Foster Co. Class A                                         1,738   81,251
#*  LMI Aerospace, Inc.                                           2,100   32,970
#   LS Starrett Co. (The) Class A                                   489    5,560
    LSI Industries, Inc.                                          4,652   42,845
*   Lydall, Inc.                                                  3,900   71,058
#   Manpowergroup, Inc.                                           5,852  457,041
    Marten Transport, Ltd.                                        9,879  174,266
#   Matson, Inc.                                                  5,382  145,798
#   McGrath RentCorp                                              3,706  132,193
#*  Meritor, Inc.                                                 2,299   15,794
#*  Metalico, Inc.                                                6,688   10,968
*   Mfri, Inc.                                                    1,500   17,760
    Miller Industries, Inc.                                       2,674   50,111
#*  Mobile Mini, Inc.                                            11,000  397,320
#*  Moog, Inc. Class A                                            2,240  133,795
    Mueller Water Products, Inc. Class A                         18,648  159,813
#   Multi-Color Corp.                                             1,827   63,634
#*  MYR Group, Inc.                                               3,062   80,990
    National Presto Industries, Inc.                                238   16,791

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
#*  National Technical Systems, Inc.                              3,198 $ 73,202
#*  Navigant Consulting, Inc.                                    14,008  243,039
#   NL Industries, Inc.                                          15,300  178,398
    NN, Inc.                                                      3,495   56,200
*   Northwest Pipe Co.                                            2,813  101,352
#*  Ocean Power Technologies, Inc.                                  100      235
*   On Assignment, Inc.                                           6,694  226,190
#*  Orbital Sciences Corp.                                       11,173  257,761
*   Orion Energy Systems, Inc.                                    5,713   24,280
#*  Orion Marine Group, Inc.                                      3,785   47,312
*   Oshkosh Corp.                                                 7,127  339,174
#*  Owens Corning                                                17,148  616,128
#*  Pacer International, Inc.                                     2,858   22,807
    PAM Transportation Services, Inc.                             3,545   61,683
*   Park-Ohio Holdings Corp.                                        600   24,846
*   Patrick Industries, Inc.                                      1,000   31,280
#*  Patriot Transportation Holding, Inc.                            211    7,801
*   Pendrell Corp.                                                4,995   11,139
#   Pike Electric Corp.                                           8,910   96,317
#*  Powell Industries, Inc.                                       1,718  107,942
#*  PowerSecure International, Inc.                                 964   17,429
#   Preformed Line Products Co.                                     707   59,402
#   Providence and Worcester Railroad Co.                           200    4,094
#   Quad/Graphics, Inc.                                           4,792  167,337
#   Quanex Building Products Corp.                               11,219  199,474
#*  Quanta Services, Inc.                                        17,084  516,108
#   RCM Technologies, Inc.                                        4,177   26,942
#   Regal-Beloit Corp.                                            3,106  227,763
*   Republic Airways Holdings, Inc.                              11,023  129,851
    Resources Connection, Inc.                                    8,698  110,986
*   Roadrunner Transportation Systems, Inc.                         861   22,816
#*  Rush Enterprises, Inc. Class A                                6,802  194,673
*   Rush Enterprises, Inc. Class B                                1,650   40,111
    Ryder System, Inc.                                            9,234  607,874
#*  Saia, Inc.                                                    5,262  171,173
    Schawk, Inc.                                                  3,203   46,828
    SIFCO Industries, Inc.                                          659   14,617
#   SkyWest, Inc.                                                11,060  166,342
    SL Industries, Inc.                                             502   13,554
*   Sparton Corp.                                                 2,441   64,418
#*  Spirit Aerosystems Holdings, Inc. Class A                    10,873  290,200
#*  Standard Parking Corp.                                          703   18,608
#*  Standard Register Co. (The)                                     969    8,237
#   Standex International Corp.                                   2,444  150,330
*   Sterling Construction Co., Inc.                               1,634   15,686
#*  Supreme Industries, Inc. Class A                              1,383    8,464
#   Sypris Solutions, Inc.                                        6,800   21,692
#   TAL International Group, Inc.                                 8,064  389,572
#*  Tecumseh Products Co. Class A                                 3,200   24,960
*   Tecumseh Products Co. Class B                                   100      729
#*  Terex Corp.                                                  11,903  416,010
#   Titan International, Inc.                                       200    2,900

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
#*  Titan Machinery, Inc.                                         2,923 $    51,562
#*  TRC Cos., Inc.                                                1,013       7,790
#   Trinity Industries, Inc.                                     10,389     525,995
#   Triumph Group, Inc.                                           5,678     406,829
#*  Tutor Perini Corp.                                           11,031     253,161
*   Ultralife Corp.                                                 969       3,779
*   Ultrapetrol Bahamas, Ltd.                                       200         720
    UniFirst Corp.                                                3,100     318,742
#   United Stationers, Inc.                                         962      42,751
#   Universal Forest Products, Inc.                               4,248     224,804
#   Universal Truckload Services, Inc.                              863      23,008
    URS Corp.                                                    11,000     596,420
#*  USA Truck, Inc.                                               3,004      39,893
#   UTi Worldwide, Inc.                                           2,419      36,769
*   Versar, Inc.                                                    700       3,311
    Viad Corp.                                                    5,190     138,573
#*  Virco Manufacturing Corp.                                     4,400       8,932
*   Volt Information Sciences, Inc.                               5,881      51,165
    VSE Corp.                                                       471      20,630
#   Watts Water Technologies, Inc. Class A                        6,750     390,015
#   Werner Enterprises, Inc.                                      1,111      25,731
#*  Willis Lease Finance Corp.                                    2,293      39,967
*   XPO Logistics, Inc.                                           2,091      42,196
                                                                        -----------
Total Industrials                                                        28,176,339
                                                                        -----------
Information Technology -- (10.2%)
*   Accelrys, Inc.                                                6,625      61,944
#*  Active Network, Inc. (The)                                    9,316     134,523
*   Acxiom Corp.                                                  1,408      46,788
#*  ADDvantage Technologies Group, Inc.                           1,399       3,707
#*  Advanced Energy Industries, Inc.                             10,467     218,551
#*  Aeroflex Holding Corp.                                        4,299      33,317
#*  Agilysys, Inc.                                                5,370      63,098
#*  Alpha & Omega Semiconductor, Ltd.                             1,389      10,223
#*  Amkor Technology, Inc.                                        2,808      14,911
*   Amtech Systems, Inc.                                          2,300      18,400
#*  ANADIGICS, Inc.                                               4,700       9,494
*   Anaren, Inc.                                                  4,100     102,418
#   AOL, Inc.                                                     7,672     278,033
#*  ARRIS Group, Inc.                                            19,100     341,126
*   Arrow Electronics, Inc.                                      15,959     766,351
#   Astro-Med, Inc.                                               1,475      18,703
*   ATMI, Inc.                                                    7,225     197,532
#*  Aviat Networks, Inc.                                          8,260      17,016
#*  Avid Technology, Inc.                                        10,100      75,245
#   Avnet, Inc.                                                  19,346     768,036
    AVX Corp.                                                    12,955     171,654
#   Aware, Inc.                                                   2,090      10,931
*   Axcelis Technologies, Inc.                                   10,083      21,880
*   AXT, Inc.                                                     7,116      16,082
#*  Bankrate, Inc.                                                5,689      95,803
    Bel Fuse, Inc. Class B                                        2,447      51,485

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                    SHARES  VALUE+
                                                                    ------ --------
       Information Technology -- (Continued)
*      Benchmark Electronics, Inc.                                  14,030 $318,902
#      Black Box Corp.                                               4,026  100,811
#*     Blucora, Inc.                                                 9,800  231,574
       Bogen Communications International                            1,000    1,850
(d)*   Bogen Corp                                                    1,000       --
#*     BroadVision, Inc.                                             1,325   12,839
#*     Brocade Communications Systems, Inc.                         36,753  294,759
       Brooks Automation, Inc.                                      21,013  202,565
#*     Bsquare Corp.                                                   300      966
#*     CACI International, Inc. Class A                              4,064  292,527
*      Calix, Inc.                                                   6,463   65,729
*      Cascade Microtech, Inc.                                       3,735   38,246
*      Checkpoint Systems, Inc.                                      6,781  115,413
#*     CIBER, Inc.                                                  17,728   57,616
       Coherent, Inc.                                                6,367  421,432
#      Cohu, Inc.                                                    5,574   53,287
(d)#*  Commerce One LLC                                              4,310       --
       Communications Systems, Inc.                                  2,300   26,243
       Comtech Telecommunications Corp.                              3,556  106,751
#      Concurrent Computer Corp.                                       300    2,211
#      Convergys Corp.                                              15,672  309,365
*      CoreLogic, Inc.                                               3,973  132,182
#*     Cray, Inc.                                                    2,735   61,155
#*     Cree, Inc.                                                    1,407   85,475
#      CSG Systems International, Inc.                               2,515   70,068
#      CSP, Inc.                                                        66      499
#      CTS Corp.                                                     7,318  136,261
#*     CyberOptics Corp.                                             1,991   10,094
       Daktronics, Inc.                                              1,473   17,617
#*     Data I/O Corp.                                                1,500    4,425
*      Dealertrack Technologies, Inc.                                  434   16,188
#*     Digi International, Inc.                                      5,952   59,996
#*     Digital River, Inc.                                          11,477  204,750
#*     Diodes, Inc.                                                  5,348  129,529
*      DSP Group, Inc.                                               5,313   39,582
#*     Dynamics Research Corp.                                       2,244   16,606
#      EarthLink, Inc.                                              19,938  100,886
*      EchoStar Corp. Class A                                        5,300  254,188
*      Edgewater Technology, Inc.                                    3,967   27,174
       Electro Rent Corp.                                            7,110  128,975
       Electro Scientific Industries, Inc.                           6,690   80,146
*      Electronics for Imaging, Inc.                                 9,550  327,661
#      eMagin Corp.                                                    100      275
#*     Emcore Corp.                                                  3,590   19,135
*      Emulex Corp.                                                 22,109  166,481
*      Entegris, Inc.                                                1,799   18,620
#*     Entropic Communications, Inc.                                17,686   75,696
#      EPIQ Systems, Inc.                                            6,500   97,240
       ePlus, Inc.                                                   1,865  101,381
*      Exar Corp.                                                   11,693  134,820
*      Extreme Networks                                             10,840   58,102
*      Fabrinet                                                      1,700   28,458

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
#*  Fairchild Semiconductor International, Inc.                  23,505 $297,808
#*  Finisar Corp.                                                 1,805   41,533
#*  First Solar, Inc.                                            13,314  669,295
#*  FormFactor, Inc.                                             18,291   95,479
    Frequency Electronics, Inc.                                   3,104   34,485
#*  GigOptix, Inc.                                                  613      858
*   Globecomm Systems, Inc.                                       6,158   86,397
#*  GSE Systems, Inc.                                             2,922    4,967
*   GSI Group, Inc.                                               1,319   13,164
#*  GSI Technology, Inc.                                          4,398   30,874
    Hackett Group, Inc. (The)                                     8,522   60,677
*   Harmonic, Inc.                                               26,943  196,953
*   Hutchinson Technology, Inc.                                   7,181   26,713
    IAC/InterActiveCorp                                           9,617  513,452
#*  ID Systems, Inc.                                              2,201   11,445
*   Identive Group, Inc.                                          6,294    4,028
#*  IEC Electronics Corp.                                           490    2,107
#*  Ikanos Communications, Inc.                                   9,896   12,964
*   Imation Corp.                                                 9,733   45,258
*   Ingram Micro, Inc. Class A                                   24,100  558,397
*   Innodata, Inc.                                                  290      696
*   Insight Enterprises, Inc.                                    10,115  213,123
#*  Integrated Device Technology, Inc.                           24,000  255,360
#*  Integrated Silicon Solution, Inc.                             8,560   92,277
#*  Internap Network Services Corp.                              13,820  100,471
*   International Rectifier Corp.                                16,153  420,624
#   Intersil Corp. Class A                                       23,351  260,597
#*  Intevac, Inc.                                                 5,464   27,866
*   IntraLinks Holdings, Inc.                                     5,167   53,685
#*  IntriCon Corp.                                                  700    3,101
#*  Ipass, Inc.                                                   1,443    2,670
    IXYS Corp.                                                    7,733   89,935
#*  Kemet Corp.                                                   5,338   30,266
#*  Key Tronic Corp.                                              2,718   29,490
#*  Kopin Corp.                                                   7,138   26,196
#*  Kulicke & Soffa Industries, Inc.                             10,645  137,321
*   KVH Industries, Inc.                                          4,246   58,340
#*  Lattice Semiconductor Corp.                                  31,134  159,717
#   Lexmark International, Inc. Class A                          13,503  480,032
*   LGL Group, Inc. (The)                                           200    1,188
#*  Limelight Networks, Inc.                                     11,505   22,090
#*  LoJack Corp.                                                    676    2,961
#*  LTX-Credence Corp.                                            7,144   43,793
*   Magnachip Semiconductor Corp.                                 4,300   80,367
#   ManTech International Corp. Class A                           2,668   74,544
    Marvell Technology Group, Ltd.                               70,113  841,356
#*  Measurement Specialties, Inc.                                   558   31,097
#   Mentor Graphics Corp.                                        16,541  365,225
#*  Mercury Systems, Inc.                                         6,310   58,178
    Methode Electronics, Inc.                                     8,356  213,747
*   Microsemi Corp.                                               1,134   28,497
    MKS Instruments, Inc.                                        12,591  373,197

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Information Technology -- (Continued)
#*  ModusLink Global Solutions, Inc.                             11,199 $ 46,140
#*  Monster Worldwide, Inc.                                      11,431   49,382
#*  MoSys, Inc.                                                   1,329    5,848
#*  Multi-Fineline Electronix, Inc.                               2,514   33,713
#*  Nanometrics, Inc.                                               956   17,763
#*  NAPCO Security Technologies, Inc.                             1,627    9,144
#*  NCI, Inc. Class A                                               266    1,516
#*  NeoPhotonics Corp.                                            1,818   12,890
#*  NETGEAR, Inc.                                                 5,300  152,428
#*  Newport Corp.                                                 6,601  104,758
#*  Novatel Wireless, Inc.                                        9,975   30,573
#*  Oclaro, Inc.                                                  3,894    7,944
*   Official Payments Holdings, Inc.                              5,146   42,918
#*  OmniVision Technologies, Inc.                                12,822  179,636
*   Oplink Communications, Inc.                                   5,262   96,032
#   Optical Cable Corp.                                           1,600    6,384
*   PAR Technology Corp.                                          4,662   25,921
    Park Electrochemical Corp.                                    2,600   72,930
    PC Connection, Inc.                                           6,131  122,559
    PC-Tel, Inc.                                                  4,282   39,437
#*  PCM, Inc.                                                     2,562   26,952
    Perceptron, Inc.                                              2,288   32,009
*   Perficient, Inc.                                              3,984   72,071
#*  Performance Technologies, Inc.                                3,750   11,625
*   Pericom Semiconductor Corp.                                   6,875   55,550
#*  Photronics, Inc.                                             16,490  138,516
#*  Planar Systems, Inc.                                          1,620    3,386
#*  Plexus Corp.                                                  5,229  200,166
#*  PMC--Sierra, Inc.                                            33,280  195,354
#*  Polycom, Inc.                                                12,148  126,339
*   QLogic Corp.                                                 18,699  230,933
*   Qualstar Corp.                                                4,358    5,709
#*  QuinStreet, Inc.                                              2,787   24,776
*   Qumu Corp.                                                    1,285   19,249
#*  Radisys Corp.                                                 6,105   18,437
#*  Rambus, Inc.                                                  2,029   17,733
*   RealNetworks, Inc.                                            9,390   72,021
#*  Reis, Inc.                                                      442    7,952
#   RF Industries, Ltd.                                             681    6,258
#*  RF Micro Devices, Inc.                                        3,400   17,850
    Richardson Electronics, Ltd.                                  3,224   37,141
*   Rofin-Sinar Technologies, Inc.                                4,086  107,258
#*  Rogers Corp.                                                  3,014  183,733
#*  Rosetta Stone, Inc.                                           2,793   42,398
#*  Rovi Corp.                                                   17,138  287,233
#*  Rudolph Technologies, Inc.                                    8,400   89,040
*   Sanmina Corp.                                                19,093  277,994
*   ScanSource, Inc.                                              4,730  181,916
*   Seachange International, Inc.                                 8,900  126,291
*   ShoreTel, Inc.                                                4,806   38,208
*   Sigma Designs, Inc.                                           7,808   42,476
#*  Smith Micro Software, Inc.                                    9,200    7,452

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Information Technology -- (Continued)
#*  SMTC Corp.                                                    1,377 $     2,685
#*  Sonus Networks, Inc.                                         13,471      40,413
#*  Spansion, Inc. Class A                                        5,057      60,532
#*  Speed Commerce, Inc.                                          4,987      18,302
#*  StarTek, Inc.                                                 5,100      31,926
*   SunEdison, Inc.                                              23,816     221,489
#*  SunPower Corp.                                               16,512     498,497
#*  Super Micro Computer, Inc.                                    6,433      89,547
    Supertex, Inc.                                                1,826      46,581
*   support.com, Inc.                                             1,190       5,307
#*  Sykes Enterprises, Inc.                                       8,532     159,719
*   Symmetricom, Inc.                                            11,288      80,935
#*  SYNNEX Corp.                                                  8,357     512,284
*   Tech Data Corp.                                              10,139     527,836
#*  TechTarget, Inc.                                              2,025      10,166
#*  TeleCommunication Systems, Inc. Class A                      10,205      23,267
*   Telenav, Inc.                                                 2,407      17,451
#   Tellabs, Inc.                                                57,505     140,312
#   Tessco Technologies, Inc.                                     2,100      74,403
#   Tessera Technologies, Inc.                                    9,814     186,662
#*  TheStreet, Inc.                                               6,043      14,201
#*  TriQuint Semiconductor, Inc.                                 38,852     308,096
#*  Trulia, Inc.                                                    486      19,425
*   TTM Technologies, Inc.                                       13,304     116,410
*   Ultra Clean Holdings                                          1,212      11,284
    United Online, Inc.                                          24,129     208,475
#*  UTStarcom Holdings Corp.                                      1,649       4,617
#*  Veeco Instruments, Inc.                                       7,630     222,872
#*  Viasystems Group, Inc.                                        4,052      60,780
#*  Vicon Industries, Inc.                                        1,400       4,130
#*  Video Display Corp.                                             314       1,137
#*  Virtusa Corp.                                                 4,803     149,277
#*  Vishay Intertechnology, Inc.                                 30,254     371,217
#*  Vishay Precision Group, Inc.                                  2,563      42,033
*   Westell Technologies, Inc. Class A                            6,981      25,062
*   XO Group, Inc.                                                3,862      53,605
    Xyratex, Ltd.                                                 6,847      68,059
#*  Zygo Corp.                                                    3,426      52,897
#*  Zynga, Inc. Class A                                          54,387     195,249
                                                                        -----------
Total Information Technology                                             24,527,945
                                                                        -----------
Materials -- (4.5%)
#   A Schulman, Inc.                                              6,700     221,904
#   Allegheny Technologies, Inc.                                  2,325      76,958
#*  AM Castle & Co.                                               5,552      79,449
#*  American Pacific Corp.                                          878      39,967
    Axiall Corp.                                                  4,289     166,799
#   Cabot Corp.                                                   7,667     357,359
#*  Century Aluminum Co.                                         21,149     183,573
#   Chase Corp.                                                   1,329      40,216
*   Chemtura Corp.                                                3,746      91,777
*   Clearwater Paper Corp.                                          602      31,436

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Materials -- (Continued)
#   Cliffs Natural Resources, Inc.                               15,541 $399,093
#*  Coeur Mining Inc                                             10,835  132,295
#   Commercial Metals Co.                                        22,697  416,717
#*  Core Molding Technologies, Inc.                               1,192   12,874
#   Cytec Industries, Inc.                                        1,444  119,982
    Domtar Corp.                                                  3,932  333,080
*   Ferro Corp.                                                   3,432   44,033
#   Friedman Industries, Inc.                                     1,905   18,898
    FutureFuel Corp.                                              3,364   58,567
*   General Moly, Inc.                                            3,502    5,743
*   Graphic Packaging Holding Co.                                43,447  364,955
#*  Headwaters, Inc.                                              5,473   47,779
#   Hecla Mining Co.                                              1,648    5,142
#*  Horsehead Holding Corp.                                      14,813  214,937
#   Kaiser Aluminum Corp.                                         2,000  134,900
    KapStone Paper and Packaging Corp.                            6,325  328,647
#   KMG Chemicals, Inc.                                             301    6,014
*   Kraton Performance Polymers, Inc.                             3,337   70,978
#*  Landec Corp.                                                  7,144   83,656
*   Louisiana-Pacific Corp.                                      12,300  209,223
    Materion Corp.                                                4,579  136,500
#*  McEwen Mining, Inc.                                          15,310   32,763
#   MeadWestvaco Corp.                                           10,346  360,558
#*  Mercer International, Inc.                                    7,115   56,920
    Minerals Technologies, Inc.                                   3,878  219,611
    Myers Industries, Inc.                                        5,764  102,714
    Neenah Paper, Inc.                                              293   12,054
#   Noranda Aluminum Holding Corp.                                1,889    5,138
#*  Northern Technologies International Corp.                       211    3,589
#   Olin Corp.                                                   12,649  284,729
#   Olympic Steel, Inc.                                           2,514   68,808
#*  OM Group, Inc.                                                4,801  163,234
#*  OMNOVA Solutions, Inc.                                        3,923   34,130
*   Penford Corp.                                                 2,600   35,360
    PH Glatfelter Co.                                             9,725  254,795
#   PolyOne Corp.                                                 1,551   46,995
    Reliance Steel & Aluminum Co.                                11,110  814,252
#*  Resolute Forest Products, Inc.                                6,562  104,926
    Rock Tenn Co. Class A                                         3,911  418,516
#*  RTI International Metals, Inc.                                5,940  201,366
#   Schnitzer Steel Industries, Inc. Class A                      5,896  171,220
    Sealed Air Corp.                                              9,705  292,897
#   Sensient Technologies Corp.                                     900   46,917
    Steel Dynamics, Inc.                                         31,853  572,398
*   Stillwater Mining Co.                                        11,660  127,211
*   SunCoke Energy, Inc.                                         10,186  203,720
#   Synalloy Corp.                                                  142    2,285
#*  Texas Industries, Inc.                                        3,420  183,654
#   Tredegar Corp.                                                6,824  199,397
    Tronox, Ltd. Class A                                          3,291   75,989
#*  United States Lime & Minerals, Inc.                             301   16,724
#   United States Steel Corp.                                    19,992  497,601

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                    SHARES    VALUE+
                                                                    ------- -----------
Materials -- (Continued)
#*     Universal Stainless & Alloy Products, Inc.                     1,734 $    56,043
#      Vulcan Materials Co.                                             884      47,338
#      Walter Energy, Inc.                                            1,600      25,424
#      Wausau Paper Corp.                                             3,893      45,548
#      Westlake Chemical Corp.                                        3,276     351,908
       Worthington Industries, Inc.                                   1,615      65,472
*      Zoltek Cos., Inc.                                              6,468     108,016
                                                                            -----------
Total Materials                                                              10,743,671
                                                                            -----------
Other -- (0.0%)
(d)*   Big 4 Ranch, Inc                                                 300          --
(d)*   Concord Camera Corp. Escrow Shares                             2,105          --
(d)#*  Gerber Scientific, Inc. Escrow Shares                          6,375          --
(d)*   Petrocorp, Inc. Escrow Shares                                  1,700         102
(d)*   Price Communications Liquidation Trust                        16,900          --
                                                                            -----------
Total Other                                                                         102
                                                                            -----------
Real Estate Investment Trusts -- (0.1%)
       Geo Group, Inc. (The)                                          7,681     270,909
#      Ryman Hospitality Properties                                     719      26,538
                                                                            -----------
Total Real Estate Investment Trusts                                             297,447
                                                                            -----------
Telecommunication Services -- (0.8%)
#      Alteva                                                            85         650
#      Atlantic Tele-Network, Inc.                                       31       1,718
#*     Cbeyond, Inc.                                                  6,180      39,799
#      Frontier Communications Corp.                                105,633     465,842
*      General Communication, Inc. Class A                           10,157      96,593
#*     Hawaiian Telcom Holdco, Inc.                                     204       5,422
#      HickoryTech Corp.                                              2,281      30,520
#      Inteliquent, Inc.                                              7,413      95,257
#*     Iridium Communications, Inc.                                  12,006      72,396
#*     NII Holdings, Inc.                                             1,695       5,831
#*     ORBCOMM, Inc.                                                 13,700      82,611
*      Premiere Global Services, Inc.                                 5,187      46,735
#      PTGi Holding, Inc.                                             2,162       7,610
#      Shenandoah Telecommunications Co.                              1,364      37,824
       T-Mobile US, Inc.                                              9,595     266,069
       Telephone & Data Systems, Inc.                                13,465     419,839
#      United States Cellular Corp.                                   5,355     259,182
#      USA Mobility, Inc.                                             5,083      75,838
#*     Vonage Holdings Corp.                                          1,338       4,991
                                                                            -----------
Total Telecommunication Services                                              2,014,727
                                                                            -----------
Utilities -- (0.4%)
#      Consolidated Water Co., Ltd.                                   3,650      54,896
#*     Dynegy, Inc.                                                   9,288     180,466
#*     Genie Energy, Ltd. Class B                                     1,745      18,026
#      Ormat Technologies, Inc.                                       4,553     118,697
#      SJW Corp.                                                      1,007      28,427
#*     Synthesis Energy Systems, Inc.                                 6,200       4,104

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                     SHARES      VALUE+
                                                                    --------- ------------
Utilities -- (Continued)
#      UGI Corp.                                                       14,418 $    596,473
                                                                              ------------
Total Utilities                                                                  1,001,089
                                                                              ------------
TOTAL COMMON STOCKS                                                            160,077,787
                                                                              ------------
RIGHTS/WARRANTS -- (0.0%)
(d)#*  Caesars Entertainment Corp. Rights 11/02/13                      7,794       17,848
(d)*   CVR Energy, Inc. Contingent Value Rights                         3,801           --
(d)#*  Dynegy, Inc. Warrants 10/02/17                                     655          760
(d)#*  LGL Group Inc (The) Warrants 08/06/18                            1,000          100
(d)#*  Magnum Hunter Resources Corp. Warrants 04/15/16                  1,011           --
                                                                              ------------
TOTAL RIGHTS/WARRANTS                                                               18,708
                                                                              ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
State Street Institutional Liquid Reserves, 0.073%                  1,896,304    1,896,304
                                                                              ------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)
                                                                    ---------
SECURITIES LENDING COLLATERAL -- (32.8%)
(S)@   DFA Short Term Investment Fund                               6,840,497   79,144,551
                                                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $201,606,811)                             $241,137,350
                                                                              ============

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE+
                                                                 ------- -----------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (11.7%)
#   Autoliv, Inc.                                                  2,193 $   195,681
    Best Buy Co., Inc.                                               244      10,443
#   Carnival Corp.                                                29,167   1,010,637
#   CBS Corp. Class A                                              1,014      59,938
    Comcast Corp. Class A                                        136,994   6,518,174
    Comcast Corp. Special Class A                                 35,244   1,631,797
    Dillard's, Inc. Class A                                        2,669     218,805
    DR Horton, Inc.                                                4,478      84,858
#   GameStop Corp. Class A                                         8,463     463,942
*   General Motors Co.                                            52,354   1,934,480
*   Hyatt Hotels Corp. Class A                                       971      46,220
#   Kohl's Corp.                                                   5,436     308,765
    Lear Corp.                                                     4,168     322,562
*   Liberty Interactive Corp. Class A                             34,602     932,870
*   Liberty Media Corp. Class A                                    1,060     162,085
*   Liberty Ventures Series A                                      1,712     183,817
#*  MGM Resorts International                                     37,207     708,421
*   Mohawk Industries, Inc.                                        4,867     644,488
*   News Corp. Class A                                             3,717      65,419
*   News Corp. Class B                                               579      10,381
#*  Penn National Gaming, Inc.                                     5,102     298,518
    PVH Corp.                                                        683      85,081
    Royal Caribbean Cruises, Ltd.                                 15,066     633,375
#*  Sears Holdings Corp.                                           5,966     346,505
    Service Corp. International/US                                 3,280      59,073
#   Staples, Inc.                                                 22,264     358,896
    Time Warner Cable, Inc.                                       25,682   3,085,692
    Time Warner, Inc.                                             69,079   4,748,490
#*  Toll Brothers, Inc.                                            3,219     105,841
#   Washington Post Co. (The) Class B                                452     290,781
#   Wendy's Co. (The)                                             16,731     145,392
                                                                         -----------
Total Consumer Discretionary                                              25,671,427
                                                                         -----------
Consumer Staples -- (6.7%)
    Archer-Daniels-Midland Co.                                    45,882   1,876,574
    Bunge, Ltd.                                                    9,326     765,944
    CVS Caremark Corp.                                            96,816   6,027,764
    JM Smucker Co. (The)                                           7,733     859,987
    Molson Coors Brewing Co. Class B                              10,497     566,838
    Mondelez International, Inc. Class A                         123,236   4,145,659
#   Tyson Foods, Inc. Class A                                     20,106     556,333
                                                                         -----------
Total Consumer Staples                                                    14,799,099
                                                                         -----------
Energy -- (19.6%)
    Anadarko Petroleum Corp.                                      34,465   3,284,170
    Apache Corp.                                                  22,516   1,999,421
    Baker Hughes, Inc.                                            23,614   1,371,737
#   Chesapeake Energy Corp.                                       45,371   1,268,573
    Chevron Corp.                                                 58,952   7,071,882
    Cimarex Energy Co.                                             1,703     179,411

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Energy -- (Continued)
    ConocoPhillips                                                94,395 $ 6,919,153
#*  Denbury Resources, Inc.                                       25,234     479,194
    Devon Energy Corp.                                            21,332   1,348,609
#   Helmerich & Payne, Inc.                                        6,758     524,083
    Hess Corp.                                                    23,837   1,935,564
    HollyFrontier Corp.                                            4,754     218,969
    Marathon Oil Corp.                                            50,334   1,774,777
    Marathon Petroleum Corp.                                      23,581   1,689,814
    Murphy Oil Corp.                                              12,268     740,006
#   Nabors Industries, Ltd.                                       18,668     326,317
    National Oilwell Varco, Inc.                                  26,968   2,189,262
#*  Newfield Exploration Co.                                       1,915      58,312
    Noble Corp.                                                   12,851     484,483
    Occidental Petroleum Corp.                                    20,969   2,014,702
#   Patterson-UTI Energy, Inc.                                    10,062     244,104
    Peabody Energy Corp.                                           3,849      74,979
    Phillips 66                                                   41,103   2,648,266
    QEP Resources, Inc.                                            8,316     274,927
*   Rowan Cos. P.L.C. Class A                                      8,158     294,341
*   Superior Energy Services, Inc.                                 5,259     141,099
    Tesoro Corp.                                                   8,670     423,876
#   Transocean, Ltd.                                              17,705     833,374
    Valero Energy Corp.                                           39,957   1,645,030
#*  Weatherford International, Ltd.                               20,502     337,053
*   Whiting Petroleum Corp.                                        3,824     255,787
#*  WPX Energy, Inc.                                               1,693      37,483
                                                                         -----------
Total Energy                                                              43,088,758
                                                                         -----------
Financials -- (23.5%)
#*  Alleghany Corp.                                                  178      72,165
#   Allied World Assurance Co. Holdings AG                         2,463     266,718
#*  American Capital, Ltd.                                        18,064     253,077
    American Financial Group, Inc.                                 6,402     360,176
    American International Group, Inc.                           110,812   5,723,440
    American National Insurance Co.                                  871      88,032
#   Assurant, Inc.                                                 5,516     322,576
    Assured Guaranty, Ltd.                                         3,170      64,985
    Axis Capital Holdings, Ltd.                                    8,070     382,679
    Bank of America Corp.                                        565,423   7,893,305
    Bank of New York Mellon Corp. (The)                           48,662   1,547,452
    Capital One Financial Corp.                                   26,178   1,797,643
    Citigroup, Inc.                                              157,700   7,692,606
#   CME Group, Inc.                                               23,396   1,736,217
    CNA Financial Corp.                                            7,213     292,776
#*  E*TRADE Financial Corp.                                        3,394      57,392
    Everest Re Group, Ltd.                                         2,058     316,397
#   First Niagara Financial Group, Inc.                            8,097      89,310
*   Genworth Financial, Inc. Class A                              34,777     505,310
#   Hartford Financial Services Group, Inc.                       31,104   1,048,205
    JPMorgan Chase & Co.                                          78,114   4,025,995
#   KeyCorp                                                        3,890      48,742
#   Legg Mason, Inc.                                               9,200     353,924

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Financials -- (Continued)
    Leucadia National Corp.                                        1,845 $    52,287
    Lincoln National Corp.                                        20,537     932,585
#   Loews Corp.                                                   27,718   1,339,056
    MetLife, Inc.                                                 70,091   3,316,005
    Morgan Stanley                                               109,433   3,144,010
    NASDAQ OMX Group, Inc. (The)                                  11,334     401,564
    PartnerRe, Ltd.                                                3,441     344,823
#   People's United Financial, Inc.                                7,468     107,763
    Protective Life Corp.                                          1,161      53,499
#   Prudential Financial, Inc.                                    32,452   2,641,268
    Regions Financial Corp.                                       95,676     921,360
    Reinsurance Group of America, Inc.                             4,993     355,402
    SunTrust Banks, Inc.                                          38,070   1,280,675
    Unum Group                                                    18,980     602,425
    Validus Holdings, Ltd.                                         3,689     145,642
    XL Group P.L.C.                                               21,170     647,167
#   Zions BanCorp.                                                11,329     321,404
                                                                         -----------
Total Financials                                                          51,546,057
                                                                         -----------
Health Care -- (6.5%)
    Aetna, Inc.                                                   28,210   1,768,767
*   Bio-Rad Laboratories, Inc. Class A                               250      30,880
*   Boston Scientific Corp.                                       92,853   1,085,452
*   CareFusion Corp.                                              14,912     578,138
#   Cigna Corp.                                                    2,805     215,929
    Community Health Systems, Inc.                                 1,999      87,216
*   Express Scripts Holding Co.                                   30,783   1,924,553
*   Forest Laboratories, Inc.                                      7,849     369,138
#*  Hologic, Inc.                                                 17,372     388,959
    Humana, Inc.                                                  11,026   1,016,046
#   Omnicare, Inc.                                                 8,170     450,576
    Pfizer, Inc.                                                  36,634   1,123,931
#   Teleflex, Inc.                                                 1,338     123,337
    Thermo Fisher Scientific, Inc.                                28,321   2,769,227
    UnitedHealth Group, Inc.                                       2,164     147,715
    WellPoint, Inc.                                               25,035   2,122,968
                                                                         -----------
Total Health Care                                                         14,202,832
                                                                         -----------
Industrials -- (9.1%)
#   ADT Corp. (The)                                                9,036     391,891
*   AECOM Technology Corp.                                         2,136      67,882
    AGCO Corp.                                                     5,687     332,007
#*  Avis Budget Group, Inc.                                        1,163      36,437
*   CNH Industrial NV                                                382       4,481
    CSX Corp.                                                     78,162   2,036,902
    Eaton Corp. P.L.C.                                            26,832   1,893,266
*   Engility Holdings, Inc.                                          473      14,649
    FedEx Corp.                                                   10,397   1,362,007
    General Electric Co.                                         128,841   3,367,904
*   Genesee & Wyoming, Inc. Class A                                1,120     111,821
#*  Hertz Global Holdings, Inc.                                   14,714     337,834
#*  Jacobs Engineering Group, Inc.                                 1,793     109,050

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Industrials -- (Continued)
    KAR Auction Services, Inc.                                       154 $     4,577
#   KBR, Inc.                                                      6,170     213,112
#   Kennametal, Inc.                                               2,092      96,232
#   L-3 Communications Holdings, Inc.                              6,492     652,121
    Manpowergroup, Inc.                                            1,634     127,615
    Norfolk Southern Corp.                                        23,334   2,007,191
#   Northrop Grumman Corp.                                        14,791   1,590,180
*   Oshkosh Corp.                                                  2,278     108,410
#*  Owens Corning                                                  7,765     278,997
    Pentair, Ltd.                                                  6,882     461,713
*   Quanta Services, Inc.                                         12,579     380,012
#   Regal-Beloit Corp.                                               270      19,799
    Republic Services, Inc.                                       23,807     796,820
    Ryder System, Inc.                                               663      43,645
    Southwest Airlines Co.                                        51,608     888,690
#*  Spirit Aerosystems Holdings, Inc. Class A                      6,439     171,857
    SPX Corp.                                                      2,016     182,871
    Stanley Black & Decker, Inc.                                   9,927     785,126
#*  Terex Corp.                                                    1,518      53,054
    Trinity Industries, Inc.                                       3,124     158,168
#   Triumph Group, Inc.                                            1,924     137,855
    Union Pacific Corp.                                            1,662     251,627
#*  United Rentals, Inc.                                           2,568     165,867
    URS Corp.                                                      5,299     287,312
#*  WESCO International, Inc.                                      1,377     117,678
                                                                         -----------
Total Industrials                                                         20,046,660
                                                                         -----------
Information Technology -- (6.4%)
#   Activision Blizzard, Inc.                                     37,667     626,779
    Amdocs, Ltd.                                                   4,450     171,103
*   Arrow Electronics, Inc.                                        7,235     347,425
    Avnet, Inc.                                                   10,005     397,198
*   Brocade Communications Systems, Inc.                          14,480     116,130
    Corning, Inc.                                                 76,095   1,300,464
*   EchoStar Corp. Class A                                         2,361     113,234
    Fidelity National Information Services, Inc.                  19,960     973,050
#*  First Solar, Inc.                                              4,386     220,484
    Hewlett-Packard Co.                                          127,887   3,116,606
*   Ingram Micro, Inc. Class A                                    10,379     240,481
    Jabil Circuit, Inc.                                            7,081     147,710
#*  Juniper Networks, Inc.                                        10,899     203,157
*   Lam Research Corp.                                             3,214     174,295
#   Leidos Holdings, Inc.                                          1,145      53,895
    Marvell Technology Group, Ltd.                                 8,368     100,416
#*  Micron Technology, Inc.                                       66,760   1,180,317
    Molex, Inc.                                                      157       6,060
    Molex, Inc. Class A                                              100       3,850
#   NVIDIA Corp.                                                   7,723     117,235
#   Science Applications International Corp.                         381      13,430
*   Teradyne, Inc.                                                16,873     295,109
    Western Digital Corp.                                         15,326   1,067,149
    Xerox Corp.                                                   83,434     829,334

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                    SHARES      VALUE+
                                                                   --------- ------------
Information Technology -- (Continued)
*     Yahoo!, Inc.                                                    69,156 $  2,277,307
                                                                             ------------
Total Information Technology                                                   14,092,218
                                                                             ------------
Materials -- (2.9%)
#     Alcoa, Inc.                                                     70,209      650,837
#     Allegheny Technologies, Inc.                                     1,836       60,772
      Ashland, Inc.                                                    5,346      494,772
#     Cliffs Natural Resources, Inc.                                   6,397      164,275
      Freeport-McMoRan Copper & Gold, Inc.                            43,878    1,612,955
      International Paper Co.                                          9,327      416,077
#     MeadWestvaco Corp.                                              11,820      411,927
      Mosaic Co. (The)                                                 4,887      224,069
      Newmont Mining Corp.                                             5,866      159,907
#     Nucor Corp.                                                      9,457      489,589
      Reliance Steel & Aluminum Co.                                    5,358      392,688
      Rock Tenn Co. Class A                                            2,943      314,930
      Sealed Air Corp.                                                 2,120       63,982
      Steel Dynamics, Inc.                                            15,424      277,169
#     United States Steel Corp.                                        6,332      157,604
#     Vulcan Materials Co.                                             8,921      477,720
                                                                             ------------
Total Materials                                                                 6,369,273
                                                                             ------------
Telecommunication Services -- (4.1%)
      AT&T, Inc.                                                     197,065    7,133,753
#     CenturyLink, Inc.                                               38,023    1,287,459
#     Frontier Communications Corp.                                   33,885      149,433
#*    Sprint Corp.                                                    27,985      188,339
      Telephone & Data Systems, Inc.                                   1,471       45,866
#     United States Cellular Corp.                                     3,600      174,240
#     Windstream Holdings, Inc.                                        3,432       29,343
                                                                             ------------
Total Telecommunication Services                                                9,008,433
                                                                             ------------
Utilities -- (0.3%)
#     NRG Energy, Inc.                                                22,888      652,994
#     UGI Corp.                                                        1,713       70,867
                                                                             ------------
Total Utilities                                                                   723,861
                                                                             ------------
TOTAL COMMON STOCKS                                                           199,548,618
                                                                             ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid Reserves, 0.073%           1,791,090    1,791,090
                                                                             ------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)
                                                                   ---------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund                               1,602,779   18,544,148
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $167,292,266)                            $219,883,856
                                                                             ============

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                   ---------------------------------------------
                                                                     LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                                                   ------------ ----------- ------- ------------
Common Stocks
     Consumer Discretionary                                        $ 25,671,427          --   --    $ 25,671,427
     Consumer Staples                                                14,799,099          --   --      14,799,099
     Energy                                                          43,088,758          --   --      43,088,758
     Financials                                                      51,546,057          --   --      51,546,057
     Health Care                                                     14,202,832          --   --      14,202,832
     Industrials                                                     20,046,660          --   --      20,046,660
     Information Technology                                          14,092,218          --   --      14,092,218
     Materials                                                        6,369,273          --   --       6,369,273
     Telecommunication Services                                       9,008,433          --   --       9,008,433
     Utilities                                                          723,861          --   --         723,861
Temporary Cash Investments                                            1,791,090          --   --       1,791,090
Securities Lending Collateral                                                -- $18,544,148   --      18,544,148
                                                                   ------------ -----------   --    ------------
TOTAL                                                              $201,339,708 $18,544,148   --    $219,883,856
                                                                   ============ ===========   ==    ============

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES  VALUE++
                                                                 ------ ----------
COMMON STOCKS -- (93.7%)
AUSTRALIA -- (5.1%)
    Adelaide Brighton, Ltd.                                      14,693 $   53,478
*   Alumina, Ltd.                                                82,818     80,521
    Asciano, Ltd.                                                46,260    254,053
    Bank of Queensland, Ltd.                                     10,876    124,067
    Beach Energy, Ltd.                                            4,690      6,335
    Bendigo and Adelaide Bank, Ltd.                              12,306    126,688
*   BlueScope Steel, Ltd.                                        19,752     93,168
#   Boral, Ltd.                                                  32,205    150,272
    Caltex Australia, Ltd.                                        4,636     81,005
    Echo Entertainment Group, Ltd.                               17,525     43,985
#   Harvey Norman Holdings, Ltd.                                 33,784    103,959
    Incitec Pivot, Ltd.                                          57,564    144,827
#   Leighton Holdings, Ltd.                                       1,909     32,340
    Lend Lease Group                                             13,961    150,554
    Macquarie Group, Ltd.                                        11,711    563,294
    Metcash, Ltd.                                                16,815     53,213
    New Hope Corp., Ltd.                                          2,727      9,732
    Newcrest Mining, Ltd.                                        26,368    255,682
    Origin Energy, Ltd.                                          48,731    673,680
#   OZ Minerals, Ltd.                                             8,784     29,941
    Primary Health Care, Ltd.                                    19,378     90,406
#*  Qantas Airways, Ltd.                                         32,996     38,792
    QBE Insurance Group, Ltd.                                     4,796     67,164
    Rio Tinto, Ltd.                                               6,041    363,500
    Santos, Ltd.                                                 41,366    592,031
    Seven Group Holdings, Ltd.                                    9,893     77,924
    Seven West Media, Ltd.                                        4,165      9,923
#*  Sims Metal Management, Ltd.                                   3,933     37,254
    Sonic Healthcare, Ltd.                                        5,515     84,188
    Suncorp Group, Ltd.                                          50,266    633,824
    Tabcorp Holdings, Ltd.                                       30,020    102,106
    Tatts Group, Ltd.                                            42,566    126,390
    Toll Holdings, Ltd.                                          25,841    140,777
    Treasury Wine Estates, Ltd.                                  22,039     97,876
    Washington H Soul Pattinson & Co., Ltd.                         924     13,160
    Wesfarmers, Ltd.                                             47,233  1,916,665
    Woodside Petroleum, Ltd.                                        754     27,642
                                                                        ----------
TOTAL AUSTRALIA                                                          7,450,416
                                                                        ----------
AUSTRIA -- (0.2%)
    Erste Group Bank AG                                           7,366    258,619
#   Raiffeisen Bank International AG                              2,147     78,752
                                                                        ----------
TOTAL AUSTRIA                                                              337,371
                                                                        ----------
BELGIUM -- (1.3%)
    Ageas                                                         8,093    343,898
    Belgacom SA                                                   4,459    122,005
    Delhaize Group SA                                             4,481    286,177
    KBC Groep NV                                                  7,302    397,824
#   Solvay SA                                                     2,552    399,038

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
BELGIUM -- (Continued)
    UCB SA                                                        5,259 $  345,210
                                                                        ----------
TOTAL BELGIUM                                                            1,894,152
                                                                        ----------
CANADA -- (8.7%)
    Agrium, Inc.                                                  2,315    197,516
    Barrick Gold Corp.                                           33,775    654,897
#   Bell Aliant, Inc.                                               605     15,324
#*  BlackBerry, Ltd.(09228F103)                                   8,930     70,636
#*  BlackBerry, Ltd.(BCBHZ31)                                     4,071     32,134
#   Bonavista Energy Corp.                                        3,588     41,398
    Cameco Corp.                                                 10,896    207,024
    Canadian Natural Resources, Ltd.(136385101)                  36,966  1,173,670
    Canadian Natural Resources, Ltd.(2171573)                     2,781     88,259
#   Canadian Tire Corp., Ltd. Class A                             2,700    250,617
#   Crescent Point Energy Corp.                                  11,518    447,287
    Eldorado Gold Corp.                                          18,295    123,491
    Empire Co., Ltd.                                              1,200     88,367
#   Enerplus Corp.                                                5,516     95,174
    Ensign Energy Services, Inc.                                  3,653     62,434
    Fairfax Financial Holdings, Ltd.                                700    305,472
#   First Quantum Minerals, Ltd.                                 12,163    230,742
#   Genworth MI Canada, Inc.                                      1,085     34,143
    George Weston, Ltd.                                             485     39,511
    Goldcorp, Inc.(380956409)                                    27,477    698,740
    Goldcorp, Inc.(2676302)                                       4,600    117,178
#   Husky Energy, Inc.                                           12,910    367,000
    IAMGOLD Corp.                                                 6,674     34,037
    Industrial Alliance Insurance & Financial Services, Inc.      2,300    103,149
    Kinross Gold Corp.                                           31,183    158,509
#   Lightstream Resources, Ltd.                                   1,115      7,165
#*  Lundin Mining Corp.                                          17,290     77,939
#   Magna International, Inc.                                     8,230    697,062
    Manulife Financial Corp.(56501R106)                           3,000     53,100
    Manulife Financial Corp.(2492519)                            41,820    740,819
*   MEG Energy Corp.                                              3,498    111,953
    Pacific Rubiales Energy Corp.                                 7,197    148,889
    Pan American Silver Corp.(697900108)                          3,470     36,817
    Pan American Silver Corp.(2669272)                            1,700     18,065
#   Pengrowth Energy Corp.                                       11,785     75,730
#   Penn West Petroleum, Ltd.                                    13,997    156,261
#   Precision Drilling Corp.                                      8,434     89,222
#   Sun Life Financial, Inc.                                     20,608    694,148
    Suncor Energy, Inc.(867224107)                                8,230    299,160
    Suncor Energy, Inc.(B3NB1P2)                                 51,054  1,855,307
    Talisman Energy, Inc.(87425E103)                             25,587    319,326
    Talisman Energy, Inc.(2068299)                               13,939    173,795
    Teck Resources, Ltd. Class B(878742204)                       3,149     84,204
#   Teck Resources, Ltd. Class B(2879327)                        17,290    462,659
#   Thomson Reuters Corp.                                        17,778    668,050
#   TransAlta Corp.                                               7,800    104,958
#   Trican Well Service, Ltd.                                     3,300     46,367
#*  Turquoise Hill Resources, Ltd.                                1,610      7,767

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------ -----------
CANADA -- (Continued)
    West Fraser Timber Co., Ltd.                                    574 $    52,613
    Yamana Gold, Inc.                                            27,400     271,727
                                                                        -----------
TOTAL CANADA                                                             12,889,812
                                                                        -----------
DENMARK -- (1.6%)
    AP Moeller--Maersk A.S. Class A                                  26     234,777
    AP Moeller--Maersk A.S. Class B                                  57     551,473
    Carlsberg A.S. Class B                                        4,898     489,241
*   Danske Bank A.S.                                             24,724     577,696
#   FLSmidth & Co. A.S.                                           1,010      50,409
    GN Store Nord A.S.                                            4,872     111,144
    H Lundbeck A.S.                                               1,633      35,063
    Rockwool International A.S. Class B                             219      34,446
    TDC A.S.                                                     22,148     200,065
#*  Vestas Wind Systems A.S.                                      3,016      80,819
                                                                        -----------
TOTAL DENMARK                                                             2,365,133
                                                                        -----------
FINLAND -- (1.0%)
    Fortum Oyj                                                   12,105     270,026
#   Kesko Oyj Class B                                             2,106      69,982
    Neste Oil Oyj                                                 2,910      57,700
*   Nokia Oyj                                                    59,004     448,476
    Stora Enso Oyj Class R                                       29,113     270,340
    UPM-Kymmene Oyj                                              25,565     405,902
                                                                        -----------
TOTAL FINLAND                                                             1,522,426
                                                                        -----------
FRANCE -- (9.9%)
*   Alcatel-Lucent                                               38,117     146,028
    AXA SA                                                       53,665   1,337,087
    BNP Paribas SA                                               34,574   2,550,632
*   Bollore SA(BDGTH22)                                               1         549
    Bollore SA(4572709)                                             269     146,691
    Bouygues SA                                                   6,098     237,925
    Cap Gemini SA                                                 3,195     209,522
    Casino Guichard Perrachon SA                                  1,871     210,309
*   CGG                                                           1,499      32,948
*   CGG Sponsored ADR                                             3,650      80,117
    Cie de St-Gobain                                             16,902     887,187
    Cie Generale des Etablissements Michelin                      3,014     314,052
    CNP Assurances                                                5,532      97,452
*   Credit Agricole SA                                           48,568     583,959
    Eiffage SA                                                      369      21,868
    Electricite de France SA                                      7,006     245,195
    GDF Suez                                                     56,467   1,399,465
    Lafarge SA                                                    9,061     625,167
    Lagardere SCA                                                 3,821     138,814
    Natixis                                                      40,470     217,631
    Orange                                                       68,037     935,242
#*  Peugeot SA                                                    6,327      83,232
    Renault SA                                                    8,835     770,856
    Rexel SA                                                      3,901      97,692

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
FRANCE -- (Continued)
    Sa des Ciments Vicat                                              80 $     5,978
    Societe Generale SA                                           23,957   1,353,319
    STMicroelectronics NV                                         28,793     221,476
    Vallourec SA                                                   3,878     230,825
    Vivendi SA                                                    53,030   1,342,717
                                                                         -----------
TOTAL FRANCE                                                              14,523,935
                                                                         -----------
GERMANY -- (8.4%)
    Allianz SE                                                     7,402   1,242,813
#   Allianz SE ADR                                                42,793     720,206
    Bayerische Motoren Werke AG                                    7,338     830,503
*   Commerzbank AG                                                21,161     270,642
    Daimler AG                                                    32,525   2,662,977
    Deutsche Bank AG                                              33,137   1,601,481
*   Deutsche Lufthansa AG                                          6,846     132,354
    Deutsche Telekom AG                                            7,162     112,549
    Deutsche Telekom AG Sponsored ADR                             73,200   1,155,828
    E.ON SE                                                       59,606   1,086,527
    Fraport AG Frankfurt Airport Services Worldwide                  408      31,564
    Hannover Rueck SE                                                190      15,206
    HeidelbergCement AG                                            5,216     410,706
    Hochtief AG                                                      836      75,612
    Metro AG                                                       1,866      87,489
    Muenchener Rueckversicherungs AG                               5,893   1,229,470
    RWE AG                                                        11,130     410,052
    Salzgitter AG                                                    577      25,393
    Volkswagen AG                                                  1,078     263,621
                                                                         -----------
TOTAL GERMANY                                                             12,364,993
                                                                         -----------
GREECE -- (0.0%)
    Hellenic Petroleum SA                                          2,479      32,234
*   National Bank of Greece SA                                       752       4,271
                                                                         -----------
TOTAL GREECE                                                                  36,505
                                                                         -----------
HONG KONG -- (2.2%)
    Cathay Pacific Airways, Ltd.                                  50,000      99,050
    Cheung Kong Holdings, Ltd.                                    29,000     453,642
    Hang Lung Group, Ltd.                                          1,000       5,277
    Henderson Land Development Co., Ltd.                          40,675     240,423
    Hongkong & Shanghai Hotels (The)                              19,052      29,982
    Hopewell Holdings, Ltd.                                       19,000      64,109
    Hutchison Whampoa, Ltd.                                       78,000     971,429
    Kerry Properties, Ltd.                                        15,500      67,416
    New World Development Co., Ltd.                              171,069     237,098
    NWS Holdings, Ltd.                                             6,000       9,401
    Orient Overseas International, Ltd.                            6,500      33,573
    Shangri-La Asia, Ltd.                                         12,000      22,077
    Sino Land Co., Ltd.                                           28,000      39,270
    Sun Hung Kai Properties, Ltd.                                 31,000     405,261
    Swire Pacific, Ltd. Class A                                    4,500      52,067
    Wharf Holdings, Ltd.                                          30,635     258,986

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
HONG KONG -- (Continued)
    Wheelock & Co., Ltd.                                          47,000 $  240,462
                                                                         ----------
TOTAL HONG KONG                                                           3,229,523
                                                                         ----------
IRELAND -- (0.2%)
*   Bank of Ireland                                              168,039     61,416
    CRH P.L.C. Sponsored ADR                                       8,252    202,009
                                                                         ----------
TOTAL IRELAND                                                               263,425
                                                                         ----------
ISRAEL -- (0.4%)
    Bank Hapoalim BM                                              74,220    397,335
*   Bank Leumi Le-Israel BM                                       49,152    187,095
*   Israel Discount Bank, Ltd. Class A                            34,311     68,469
                                                                         ----------
TOTAL ISRAEL                                                                652,899
                                                                         ----------
ITALY -- (1.3%)
#*  Banca Monte dei Paschi di Siena SpA                          227,814     71,824
#*  Finmeccanica SpA                                               4,820     35,321
    Intesa Sanpaolo SpA                                          102,183    253,503
*   Mediaset SpA                                                  11,973     59,790
    Telecom Italia SpA                                           104,981    102,414
    Telecom Italia SpA Sponsored ADR                              24,800    242,048
    UniCredit SpA                                                132,894    997,580
    Unione di Banche Italiane SCPA                                17,460    120,674
                                                                         ----------
TOTAL ITALY                                                               1,883,154
                                                                         ----------
JAPAN -- (19.5%)
    77 Bank, Ltd. (The)                                            9,000     44,513
#   Aeon Co., Ltd.                                                27,400    373,912
    Aisin Seiki Co., Ltd.                                          7,500    304,683
    Alfresa Holdings Corp.                                         1,400     76,519
    Amada Co., Ltd.                                               17,000    146,244
    Aoyama Trading Co., Ltd.                                       1,900     48,446
    Asahi Glass Co., Ltd.                                         43,000    265,569
    Asahi Kasei Corp.                                             50,000    380,530
    Azbil Corp.                                                    2,200     53,008
    Bank of Kyoto, Ltd. (The)                                      9,000     79,302
    Bank of Yokohama, Ltd. (The)                                  35,000    192,999
    Brother Industries, Ltd.                                       9,400    106,806
    Canon Marketing Japan, Inc.                                    2,000     26,794
    Chiba Bank, Ltd. (The)                                        25,000    178,222
    Chugoku Bank, Ltd. (The)                                       5,400     77,633
    Citizen Holdings Co., Ltd.                                    13,400     95,604
    Coca-Cola West Co., Ltd.                                       2,800     56,792
    COMSYS Holdings Corp.                                          2,400     33,321
#*  Cosmo Oil Co., Ltd.                                           34,000     59,867
#   Dai Nippon Printing Co., Ltd.                                 24,000    252,143
    Dai-ichi Life Insurance Co., Ltd. (The)                        7,700    109,924
    Daicel Corp.                                                  10,000     84,288
    Daido Steel Co., Ltd.                                         15,000     86,256
    Denki Kagaku Kogyo KK                                         16,000     67,100
    Ebara Corp.                                                   20,000    107,526

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Fuji Media Holdings, Inc.                                     1,800 $ 35,884
    FUJIFILM Holdings Corp.                                      20,900  511,292
*   Fujitsu, Ltd.                                                65,000  279,253
    Fukuoka Financial Group, Inc.                                25,000  112,761
#   Fukuyama Transporting Co., Ltd.                               8,000   51,134
#   Furukawa Electric Co., Ltd.                                  19,000   44,038
    Glory, Ltd.                                                   1,200   29,756
    Gunma Bank, Ltd. (The)                                       12,000   69,434
    H2O Retailing Corp.                                           6,000   50,985
    Hachijuni Bank, Ltd. (The)                                   17,000  105,019
    Hankyu Hanshin Holdings, Inc.                                19,000  106,568
    Hiroshima Bank, Ltd. (The)                                   12,000   51,071
    Hitachi Capital Corp.                                         1,100   29,585
    Hitachi Chemical Co., Ltd.                                    4,600   70,572
    Hitachi Construction Machinery Co., Ltd.                      3,800   80,478
    Hitachi High-Technologies Corp.                               1,500   34,500
    Hitachi Transport System, Ltd.                                  900   14,271
    Hokkoku Bank, Ltd. (The)                                      2,000    7,392
    Hokuhoku Financial Group, Inc.                               26,000   53,611
    House Foods Group, Inc.                                       1,600   25,343
    Ibiden Co., Ltd.                                              2,500   43,339
    Idemitsu Kosan Co., Ltd.                                        800   66,971
    Inpex Corp.                                                  29,600  341,938
    Isetan Mitsukoshi Holdings, Ltd.                             11,700  177,316
    ITOCHU Corp.                                                 62,400  750,306
    Iyo Bank, Ltd. (The)                                          8,000   83,534
    J Front Retailing Co., Ltd.                                  19,000  147,846
    JFE Holdings, Inc.                                           20,700  470,608
    Joyo Bank, Ltd. (The)                                        14,000   72,718
    JTEKT Corp.                                                   7,500   96,287
    JX Holdings, Inc.                                            93,427  461,965
    K's Holdings Corp.                                              700   20,554
    Kagoshima Bank, Ltd. (The)                                    5,000   33,657
    Kajima Corp.                                                 36,000  152,795
    Kamigumi Co., Ltd.                                            8,000   69,587
    Kaneka Corp.                                                  8,000   50,764
    Kawasaki Kisen Kaisha, Ltd.                                  26,000   59,603
    Keiyo Bank, Ltd. (The)                                        4,000   20,371
    Kewpie Corp.                                                  2,600   39,119
    Kinden Corp.                                                  2,000   21,966
*   Kobe Steel, Ltd.                                             95,000  167,805
    Konica Minolta, Inc.                                         18,500  153,197
    Kuraray Co., Ltd.                                             8,700  102,150
#   Kurita Water Industries, Ltd.                                 1,700   37,101
    Kyocera Corp.                                                13,400  695,869
    Kyowa Hakko Kirin Co., Ltd.                                   8,000   88,360
#   LIXIL Group Corp.                                               800   18,778
    Marubeni Corp.                                               71,000  555,891
    Marui Group Co., Ltd.                                         6,000   57,436
    Matsumotokiyoshi Holdings Co., Ltd.                           1,400   47,239
    Medipal Holdings Corp.                                        4,200   56,632
    MEIJI Holdings Co., Ltd.                                      2,302  128,686

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
JAPAN -- (Continued)
    Mitsubishi Chemical Holdings Corp.                            53,500 $  250,447
    Mitsubishi Corp.                                              61,300  1,240,164
    Mitsubishi Gas Chemical Co., Inc.                             13,000    106,244
    Mitsubishi Logistics Corp.                                     6,000     83,382
    Mitsubishi Materials Corp.                                    40,000    156,497
    Mitsubishi Tanabe Pharma Corp.                                 7,800    110,009
    Mitsubishi UFJ Financial Group, Inc.                         459,000  2,923,033
    Mitsui & Co., Ltd.                                            72,300  1,032,872
#   Mitsui Chemicals, Inc.                                        29,000     77,091
    Mitsui Mining & Smelting Co., Ltd.                            21,000     53,533
    Mitsui OSK Lines, Ltd.                                        38,000    160,847
    Mizuho Financial Group, Inc.                                 212,100    445,211
    MS&AD Insurance Group Holdings                                14,150    365,882
    Nagase & Co., Ltd.                                             2,000     24,913
    Nanto Bank, Ltd. (The)                                         3,000     11,878
    NEC Corp.                                                    108,000    242,588
    Nippo Corp.                                                    2,000     37,522
#   Nippon Electric Glass Co., Ltd.                               16,000     82,300
    Nippon Express Co., Ltd.                                      27,000    135,582
    Nippon Meat Packers, Inc.                                      5,000     73,206
#   Nippon Paper Industries Co., Ltd.                              4,100     65,329
    Nippon Shokubai Co., Ltd.                                      3,000     36,802
    Nippon Steel & Sumitomo Metal Corp.                          322,185  1,063,388
    Nippon Television Holdings, Inc.                               1,900     34,805
#   Nippon Yusen KK                                               62,000    189,441
    Nishi-Nippon City Bank, Ltd. (The)                            18,000     48,632
    Nissan Motor Co., Ltd.                                        61,400    616,533
#   Nisshin Seifun Group, Inc.                                     6,600     71,553
    Nisshin Steel Holdings Co., Ltd.                               2,300     30,668
    Nisshinbo Holdings, Inc.                                       3,000     26,497
#   NKSJ Holdings, Inc.                                            6,100    157,900
    NOK Corp.                                                      2,800     43,283
*   NTN Corp.                                                     19,000     91,330
    NTT DOCOMO, Inc.                                              65,500  1,039,159
    Obayashi Corp.                                                26,000    166,585
    Oji Holdings Corp.                                            30,000    137,101
    Onward Holdings Co., Ltd.                                      2,000     16,554
    Rengo Co., Ltd.                                                6,000     32,091
    Resona Holdings, Inc.                                          5,700     29,650
    Ricoh Co., Ltd.                                               27,000    285,142
    Rohm Co., Ltd.                                                 3,300    135,457
    Sankyo Co., Ltd.                                               1,800     85,606
    SBI Holdings, Inc.                                             2,780     33,643
    Seiko Epson Corp.                                              4,400     71,824
    Seino Holdings Co., Ltd.                                       5,000     49,381
    Sekisui Chemical Co., Ltd.                                     7,000     81,329
#   Sekisui House, Ltd.                                           21,000    301,431
    Shiga Bank, Ltd. (The)                                         4,000     21,861
    Shimizu Corp.                                                 20,000    102,568
    Shizuoka Bank, Ltd. (The)                                      9,000    101,262
    Showa Denko KK                                                49,000     66,441
    Showa Shell Sekiyu KK                                          5,500     59,130

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
JAPAN -- (Continued)
    SKY Perfect JSAT Holdings, Inc.                                2,300 $    13,281
    Sohgo Security Services Co., Ltd.                              2,000      40,430
    Sojitz Corp.                                                  34,370      66,739
#   Sony Corp.                                                    12,400     216,314
    Sony Corp. Sponsored ADR                                      29,100     501,975
    Sumitomo Bakelite Co., Ltd.                                    2,000       7,212
    Sumitomo Chemical Co., Ltd.                                   58,000     212,418
    Sumitomo Corp.                                                49,200     640,254
    Sumitomo Electric Industries, Ltd.                            32,500     486,991
    Sumitomo Forestry Co., Ltd.                                    3,000      34,902
    Sumitomo Heavy Industries, Ltd.                               13,000      57,537
    Sumitomo Metal Mining Co., Ltd.                               20,000     277,012
    Sumitomo Mitsui Financial Group, Inc.                          4,800     232,012
    Sumitomo Mitsui Trust Holdings, Inc.                          48,030     237,224
    Sumitomo Osaka Cement Co., Ltd.                               14,000      56,487
    Suzuken Co. Ltd/Aichi Japan                                    3,000     108,329
    Suzuki Motor Corp.                                            15,200     382,210
    T&D Holdings, Inc.                                             5,100      61,229
    Taisei Corp.                                                   5,000      25,651
    Takashimaya Co., Ltd.                                         12,000     114,493
    Takata Corp.                                                   2,300      58,010
    TDK Corp.                                                      4,900     208,251
    Teijin, Ltd.                                                  27,000      60,628
    Tokai Rika Co., Ltd.                                           2,400      50,892
    Tokio Marine Holdings, Inc.                                    1,100      36,063
    Tokyo Broadcasting System Holdings, Inc.                       1,700      22,400
    Toppan Printing Co., Ltd.                                     24,000     189,561
    Tosoh Corp.                                                   21,000      80,360
    Toyo Seikan Group Holdings, Ltd.                               5,100     105,993
    Toyoda Gosei Co., Ltd.                                         1,400      35,006
    Toyota Tsusho Corp.                                            8,700     241,660
    TV Asahi Corp.                                                   700      16,264
    Ube Industries, Ltd.                                          42,000      86,936
    UNY Group Holdings Co., Ltd.                                   5,300      33,445
    Ushio, Inc.                                                    4,100      51,787
    Wacoal Holdings Corp.                                          2,000      21,476
#   Yamada Denki Co., Ltd.                                        35,300      99,016
    Yamaguchi Financial Group, Inc.                                7,000      65,965
    Yamaha Corp.                                                   5,000      74,652
#   Yamato Kogyo Co., Ltd.                                         1,600      59,303
    Yamazaki Baking Co., Ltd.                                      5,000      50,905
                                                                         -----------
TOTAL JAPAN                                                               28,688,186
                                                                         -----------
NETHERLANDS -- (3.4%)
    Aegon NV                                                      66,432     528,591
#   Akzo Nobel NV                                                  6,812     494,513
#   ArcelorMittal(B295F26)                                         3,900      61,464
    ArcelorMittal(B03XPL1)                                        36,543     575,575
    Fugro NV                                                         557      34,824
*   ING Groep NV                                                 109,394   1,390,147
#*  ING Groep NV Sponsored ADR                                    20,692     263,202
    Koninklijke Ahold NV                                          20,481     389,273

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
NETHERLANDS -- (Continued)
    Koninklijke Boskalis Westminster NV                            1,254 $   60,271
    Koninklijke DSM NV                                             5,426    410,165
    Koninklijke Philips NV                                        21,366    755,089
    Randstad Holding NV                                              131      8,068
    TNT Express NV                                                 3,513     32,388
                                                                         ----------
TOTAL NETHERLANDS                                                         5,003,570
                                                                         ----------
NEW ZEALAND -- (0.1%)
#   Auckland International Airport, Ltd.                           8,039     22,757
    Contact Energy, Ltd.                                          20,560     89,157
    Fletcher Building, Ltd.                                           16        132
                                                                         ----------
TOTAL NEW ZEALAND                                                           112,046
                                                                         ----------
NORWAY -- (0.7%)
    DNB ASA                                                       33,491    593,678
#   Norsk Hydro ASA                                               44,745    199,687
    Orkla ASA                                                      7,523     60,983
*   Storebrand ASA                                                11,463     74,125
    Subsea 7 SA                                                    8,201    173,433
                                                                         ----------
TOTAL NORWAY                                                              1,101,906
                                                                         ----------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA                                       40,541     53,270
*   EDP Renovaveis SA                                             22,018    121,046
                                                                         ----------
TOTAL PORTUGAL                                                              174,316
                                                                         ----------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                             105,000    263,077
    DBS Group Holdings, Ltd.                                      29,449    397,016
    Golden Agri-Resources, Ltd.                                  277,000    133,753
    Hutchison Port Holdings Trust                                 40,000     29,192
    Keppel Land, Ltd.                                             25,000     74,531
*   Neptune Orient Lines, Ltd.                                     7,000      5,962
    Noble Group, Ltd.                                             83,000     68,576
#   Olam International, Ltd.                                      39,000     48,249
#   OUE, Ltd.                                                      3,000      5,840
    Singapore Airlines, Ltd.                                      23,800    199,644
    Singapore Land, Ltd.                                           1,000      6,981
    United Industrial Corp., Ltd.                                 24,000     59,270
    UOL Group, Ltd.                                               12,400     65,631
    Venture Corp., Ltd.                                            3,000     18,787
    Wilmar International, Ltd.                                    58,000    161,329
                                                                         ----------
TOTAL SINGAPORE                                                           1,537,838
                                                                         ----------
SPAIN -- (2.2%)
    Acciona SA                                                       930     58,955
    Banco de Sabadell SA                                          51,305    131,458
*   Banco Popular Espanol SA                                      40,244    228,276
    Banco Santander SA                                           152,389  1,350,972
    CaixaBank                                                     21,826    113,128
#   Iberdrola SA                                                 137,260    861,560

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SPAIN -- (Continued)
#   Repsol SA                                                     18,607 $  498,858
                                                                         ----------
TOTAL SPAIN                                                               3,243,207
                                                                         ----------
SWEDEN -- (2.5%)
    Boliden AB                                                     7,090    100,699
*   ICA Gruppen AB                                                 1,636     49,444
    Meda AB Class A                                                6,993     78,472
    Nordea Bank AB                                                85,572  1,094,595
    Skandinaviska Enskilda Banken AB Class A                      54,182    655,334
#   SSAB AB Class A                                                5,533     36,399
    SSAB AB Class B                                                2,545     14,359
    Svenska Cellulosa AB Class A                                     318      8,987
    Svenska Cellulosa AB Class B                                  11,224    318,214
    Tele2 AB Class B                                               4,255     51,287
    Telefonaktiebolaget LM Ericsson Class A                          164      1,852
    Telefonaktiebolaget LM Ericsson Class B                       47,807    571,830
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 30,813    369,448
    TeliaSonera AB                                                30,837    254,991
    Trelleborg AB Class B                                          2,022     38,154
                                                                         ----------
TOTAL SWEDEN                                                              3,644,065
                                                                         ----------
SWITZERLAND -- (6.5%)
    Adecco SA                                                      4,123    304,045
    Aryzta AG                                                      3,371    251,485
    Baloise Holding AG                                             2,199    255,466
    Clariant AG                                                    9,501    167,406
    Credit Suisse Group AG                                        51,115  1,590,083
    Givaudan SA                                                       70     99,273
    Holcim, Ltd.                                                   9,610    714,786
    Lonza Group AG                                                   799     71,321
    Novartis AG                                                    2,662    206,631
    Novartis AG ADR                                               10,786    836,454
    Sika AG                                                            7     22,067
    Sulzer AG                                                      1,072    167,704
    Swiss Life Holding AG                                          1,200    237,936
    Swiss Re AG                                                   13,340  1,171,020
    UBS AG(B18YFJ4)                                               98,846  1,911,787
    UBS AG(H89231338)                                             14,791    286,354
    Zurich Insurance Group AG                                      4,528  1,251,192
                                                                         ----------
TOTAL SWITZERLAND                                                         9,545,010
                                                                         ----------
UNITED KINGDOM -- (17.4%)
    Anglo American P.L.C.                                         16,899    401,800
    Aviva P.L.C.                                                  44,816    321,730
    Barclays P.L.C.                                                  293      1,233
    Barclays P.L.C. Sponsored ADR                                119,177  2,003,365
    Barratt Developments P.L.C.                                   10,851     58,189
    BP P.L.C. Sponsored ADR                                      125,591  5,839,982
    Carnival P.L.C.                                                3,014    107,124
    Carnival P.L.C. ADR                                            2,954    105,162
    Coca-Cola HBC AG ADR                                             725     20,924

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                   SHARES     VALUE++
                                                                   -------- ------------
UNITED KINGDOM -- (Continued)
*     Eurasian Natural Resources Corp. P.L.C.                         1,137 $      4,097
      Glencore Xstrata P.L.C.                                       170,364      927,157
      HSBC Holdings P.L.C. Sponsored ADR                             64,940    3,574,298
*     International Consolidated Airlines Group SA                   28,109      156,445
      Investec P.L.C.                                                 6,563       45,919
      J Sainsbury P.L.C.                                             44,505      281,517
      Kazakhmys P.L.C.                                                2,751       11,574
      Kingfisher P.L.C.                                              66,998      405,301
*     Lloyds Banking Group P.L.C.                                   422,274      522,267
#*    Lloyds Banking Group P.L.C. ADR                               194,838      980,035
      Mondi P.L.C.                                                    2,080       37,140
      Old Mutual P.L.C.                                              77,021      251,013
      Resolution, Ltd.                                               48,633      278,461
*     Royal Bank of Scotland Group P.L.C.                            28,132      165,684
#*    Royal Bank of Scotland Group P.L.C. Sponsored ADR              18,812      221,605
      Royal Dutch Shell P.L.C. ADR(780259107)                        38,739    2,693,135
      Royal Dutch Shell P.L.C. ADR(780259206)                        23,588    1,572,376
      RSA Insurance Group P.L.C.                                     46,829       96,446
      Travis Perkins P.L.C.                                              44        1,308
      Vedanta Resources P.L.C.                                        3,221       54,879
      Vodafone Group P.L.C.                                         672,985    2,464,981
      Vodafone Group P.L.C. Sponsored ADR                            46,031    1,694,861
      WM Morrison Supermarkets P.L.C.                                63,741      287,601
                                                                            ------------
TOTAL UNITED KINGDOM                                                          25,587,609
                                                                            ------------
TOTAL COMMON STOCKS                                                          138,051,497
                                                                            ------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
      Porsche Automobil Holding SE                                      398       37,164
                                                                            ------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*     New Hotel Rights 12/31/13                                       1,938           --
                                                                            ------------
SPAIN -- (0.0%)
*     Banco Santander SA Rights 10/30/13                            152,389       32,898
                                                                            ------------
TOTAL RIGHTS/WARRANTS                                                             32,898
                                                                            ------------

                                                                   SHARES/
                                                                    FACE
                                                                   AMOUNT
                                                                    (000)     VALUE+
                                                                   -------- ------------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund                                777,874    9,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $220,929 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $199,790) to be repurchased at
        $195,874                                                   $    196      195,873
                                                                            ------------
TOTAL SECURITIES LENDING COLLATERAL                                            9,195,873
                                                                            ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $137,925,965)                           $147,317,432
                                                                            ============

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES  VALUE++
                                                                 ------- --------
COMMON STOCKS -- (87.6%)
AUSTRALIA -- (4.6%)
    Adelaide Brighton, Ltd.                                        8,351 $ 30,395
*   AED Oil, Ltd.                                                  4,139       --
    Ainsworth Game Technology, Ltd.                                  752    3,098
#*  Alkane Resources, Ltd.                                        19,700    7,229
*   Alliance Resources, Ltd.                                      21,658    2,757
    Amalgamated Holdings, Ltd.                                     5,533   42,423
    Amcom Telecommunications, Ltd.                                11,807   23,115
*   Antares Energy, Ltd.                                          12,881    5,890
#*  APN News & Media, Ltd.                                        27,122   11,909
#*  Aquarius Platinum, Ltd.                                       18,485   12,098
#*  Aquila Resources, Ltd.                                         5,368   11,451
*   Arafura Resources, Ltd.                                        7,863      703
    ARB Corp., Ltd.                                                3,547   39,051
    Aristocrat Leisure, Ltd.                                      15,145   72,316
    Arrium, Ltd.                                                 105,647  138,035
#   Atlas Iron, Ltd.                                              49,744   48,478
#*  Aurora Oil & Gas, Ltd.                                        28,855   88,605
#   Ausdrill, Ltd.                                                21,215   30,654
#   Ausenco, Ltd.                                                  4,682    7,281
*   Austal, Ltd.                                                   6,527    4,654
#   Austbrokers Holdings, Ltd.                                     3,717   43,221
#   Austin Engineering, Ltd.                                       1,943    7,258
#*  Australian Agricultural Co., Ltd.                             35,981   38,270
    Australian Infrastructure Fund                                40,779      269
    Australian Pharmaceutical Industries, Ltd.                    21,680   13,223
#   Automotive Holdings Group, Ltd.                               12,565   43,133
*   AVJennings, Ltd.                                              30,044   17,325
*   AWE, Ltd.                                                     35,889   42,343
    BC Iron, Ltd.                                                  5,402   25,137
    Beach Energy, Ltd.                                            87,341  117,971
#*  Billabong International, Ltd.                                  8,660    3,223
#   Blackmores, Ltd.                                                 382    8,185
*   BlueScope Steel, Ltd.                                          1,808    8,528
#   Boart Longyear, Ltd.                                          30,454   12,343
#*  Boom Logistics, Ltd.                                          20,098    3,518
#   Bradken, Ltd.                                                 11,422   67,384
    Breville Group, Ltd.                                           3,008   22,878
    Brickworks, Ltd.                                               2,046   27,630
#   Cabcharge Australia, Ltd.                                      9,538   36,379
#   Cardno, Ltd.                                                   5,121   34,275
*   Carnarvon Petroleum, Ltd.                                      6,703      468
    carsales.com, Ltd.                                             6,096   60,535
    Cash Converters International, Ltd.                           15,875   14,268
#   Cedar Woods Properties, Ltd.                                   2,100   13,750
#*  Ceramic Fuel Cells, Ltd.                                      91,856    3,130
*   Citigold Corp., Ltd.                                          58,895    2,706
    Clough, Ltd.                                                  17,664   24,246
#*  Coal of Africa, Ltd.                                          22,474    2,911
#*  Coalspur Mines, Ltd.                                          21,206    3,815
#*  Cockatoo Coal, Ltd.(B0PB4N8)                                  39,936    2,165
    Cockatoo Coal, Ltd.()                                         52,161    2,810

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
AUSTRALIA -- (Continued)
#   Codan, Ltd.                                                    2,725 $  4,513
    Crowe Horwath Australasia, Ltd.                                9,562    5,660
    CSG, Ltd.                                                     14,081   12,999
    CSR, Ltd.                                                     39,692   93,710
#*  Cudeco, Ltd.                                                   4,262    8,064
#   David Jones, Ltd.                                             33,723   86,669
#   Decmil Group, Ltd.                                             8,327   19,905
#*  Discovery Metals, Ltd.                                        38,473    2,436
#   Domino's Pizza Enterprises, Ltd.                                 742   10,945
    Downer EDI, Ltd.                                              27,588  128,174
#*  Drillsearch Energy, Ltd.                                      22,128   27,099
    DuluxGroup, Ltd.                                              29,222  142,303
    Echo Entertainment Group, Ltd.                                36,913   92,645
#*  Elders, Ltd.                                                  15,828    1,716
    Emeco Holdings, Ltd.                                          37,864   12,320
#*  Energy World Corp., Ltd.                                      50,545   20,776
    Envestra, Ltd.                                                91,701   97,449
#   Evolution Mining, Ltd.                                         9,266    7,322
#   Fairfax Media, Ltd.                                          140,008   79,941
#   Fleetwood Corp., Ltd.                                          6,315   20,132
    FlexiGroup, Ltd.                                               6,860   30,529
*   Flinders Mines, Ltd.                                         135,740    5,119
    Forge Group, Ltd.                                              2,468   10,267
    G8 Education, Ltd.                                             4,894   14,329
#*  Galaxy Resources, Ltd.                                        21,890    1,226
#*  Gindalbie Metals, Ltd.                                        27,192    3,340
    Goodman Fielder, Ltd.                                        127,846   91,886
    GrainCorp, Ltd. Class A                                       11,240  131,049
#*  Gryphon Minerals, Ltd.                                        13,245    1,914
#   GUD Holdings, Ltd.                                             5,383   30,164
#*  Gunns, Ltd.                                                   32,848       --
    GWA Group, Ltd.                                               14,186   41,561
    Hills Holdings, Ltd.                                          26,079   45,058
#*  Horizon Oil, Ltd.                                             75,236   23,433
    iiNET, Ltd.                                                    9,099   55,974
    Imdex, Ltd.                                                   13,781    9,374
    Independence Group NL                                         15,853   59,082
#*  Infigen Energy                                                14,000    3,443
#*  Intrepid Mines, Ltd.                                           7,169    1,925
#   Invocare, Ltd.                                                 6,435   66,649
    IOOF Holdings, Ltd.                                           13,685  116,377
#   Iress, Ltd.                                                    7,813   72,913
*   Iron Ore Holdings, Ltd.                                        7,983    6,954
#*  Ivanhoe Australia, Ltd.                                        4,697      974
#   JB Hi-Fi, Ltd.                                                 7,902  162,843
*   Kagara, Ltd.                                                  27,762    3,149
*   Karoon Gas Australia, Ltd.                                     5,930   24,845
#   Kingsgate Consolidated, Ltd.                                   8,435   11,337
#*  Linc Energy, Ltd.                                             38,912   52,743
*   Lynas Corp., Ltd.                                             10,000    3,258
    M2 Telecommunications Group, Ltd.                              6,305   37,775
    MACA, Ltd.                                                     3,463    8,223

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
AUSTRALIA -- (Continued)
*   Macmahon Holdings, Ltd.                                      69,831 $  9,909
*   Medusa Mining, Ltd.                                           6,840   12,119
    Mermaid Marine Australia, Ltd.                               11,719   41,517
*   Mesoblast, Ltd.                                               7,543   46,986
    Miclyn Express Offshore, Ltd.                                 1,826    3,621
    Mincor Resources NL                                          14,047    7,490
*   Mineral Deposits, Ltd.                                        3,059    9,034
    Mineral Resources, Ltd.                                       9,849  105,304
*   Molopo Energy, Ltd.                                          15,907    3,155
#   Monadelphous Group, Ltd.                                      7,698  132,087
    Mortgage Choice, Ltd.                                        10,500   29,596
    Mount Gibson Iron, Ltd.                                      38,346   32,164
#   Myer Holdings, Ltd.                                          33,872   80,053
    Navitas, Ltd.                                                19,169  105,007
#   NIB Holdings, Ltd.                                           27,676   62,810
#   Northern Star Resources, Ltd.                                14,924   12,387
#   Nufarm, Ltd.                                                 20,029   92,365
    Oakton, Ltd.                                                  7,474   12,469
#*  Orocobre, Ltd.                                                6,242   14,086
    OZ Minerals, Ltd.                                            18,751   63,914
    Pacific Brands, Ltd.                                         63,194   42,091
*   Paladin Energy, Ltd.                                         45,144   17,834
    PanAust, Ltd.                                                 3,127    5,934
    Panoramic Resources, Ltd.                                     7,300    2,246
*   PaperlinX, Ltd.                                              26,157    1,310
*   Peet, Ltd.                                                    8,023   10,616
*   Perilya, Ltd.                                                31,484   10,122
#   Perpetual, Ltd.                                               2,899  126,213
#*  Perseus Mining, Ltd.                                         24,847   10,140
#*  Pharmaxis, Ltd.                                              18,394    2,174
#*  Platinum Australia, Ltd.                                     23,193      639
*   PMP, Ltd.                                                    17,571    6,701
    Premier Investments, Ltd.                                     4,784   36,053
    Primary Health Care, Ltd.                                    14,523   67,756
#   Prime Media Group, Ltd.                                       5,377    5,128
    Programmed Maintenance Services, Ltd.                         4,827   12,579
#*  Ramelius Resources, Ltd.                                     16,758    2,118
#   RCR Tomlinson, Ltd.                                          10,693   35,838
#   REA Group, Ltd.                                               1,460   57,302
#   Reckon, Ltd.                                                  1,448    3,140
#*  Red Fork Energy, Ltd.                                         6,630    2,999
#   Regis Resources, Ltd.                                        22,571   73,544
#   Reject Shop, Ltd. (The)                                       1,897   32,008
    Resolute Mining, Ltd.                                        26,394   15,978
#   Retail Food Group, Ltd.(B15SCH6)                              3,014   12,425
    Retail Food Group, Ltd.()                                       298    1,228
*   Rex Minerals, Ltd.                                            7,834    3,672
    Ridley Corp., Ltd.                                           33,330   26,899
*   Roc Oil Co., Ltd.                                            66,001   30,191
    SAI Global, Ltd.                                             14,562   56,590
#   Salmat, Ltd.                                                  3,642    7,335
*   Samson Oil & Gas, Ltd.                                       76,724    1,837

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
AUSTRALIA -- (Continued)
*   Sandfire Resources NL                                          2,891 $   17,763
*   Saracen Mineral Holdings, Ltd.                                27,646      6,099
    Select Harvests, Ltd.                                          3,697     14,698
*   Senex Energy, Ltd.                                            69,792     54,704
#   Servcorp, Ltd.                                                 1,569      5,953
    Service Stream, Ltd.                                          21,994      4,767
    Sigma Pharmaceuticals, Ltd.                                  129,270     69,682
*   Silex Systems, Ltd.                                            1,112      2,521
#*  Silver Lake Resources, Ltd.                                   25,841     18,623
#*  Sims Metal Management, Ltd.                                    9,784     92,676
#   Sirtex Medical, Ltd.                                           2,800     32,855
    Skilled Group, Ltd.                                           14,670     49,024
#   SMS Management & Technology, Ltd.                              6,207     27,016
    Southern Cross Media Group, Ltd.                              67,418    120,308
#   Spark Infrastructure Group                                    72,465    116,065
#   Specialty Fashion Group, Ltd.                                 19,600     16,480
#*  St Barbara, Ltd.                                              26,761     12,020
#*  Starpharma Holdings, Ltd.                                      8,008      6,725
*   Straits Resources, Ltd.                                       11,702         99
#   STW Communications Group, Ltd.                                29,890     44,962
    Sunland Group, Ltd.                                           14,139     21,395
    Super Retail Group, Ltd.                                      11,908    150,838
*   Tap Oil, Ltd.                                                 20,587     10,594
    Tassal Group, Ltd.                                             7,976     23,445
    Technology One, Ltd.                                          23,020     44,131
#*  Ten Network Holdings, Ltd.                                   107,739     28,557
*   Tiger Resources, Ltd.                                         13,405      5,005
    Tox Free Solutions, Ltd.                                       5,306     16,545
    Transfield Services, Ltd.                                     28,963     36,530
*   Transpacific Industries Group, Ltd.                           81,277     87,967
#*  Troy Resources, Ltd.                                           2,843      3,583
    Trust Co., Ltd. (The)                                            659      5,198
#   UGL, Ltd.                                                      1,643     11,426
*   Unity Mining, Ltd.                                            12,000        690
    UXC, Ltd.                                                     17,099     15,417
    Village Roadshow, Ltd.                                        10,695     71,046
#*  Virgin Australia Holdings, Ltd.                              110,192     43,263
*   Virgin Australia Holdings, Ltd. (B7L5734)                    110,192         --
*   Watpac, Ltd.                                                   6,412      5,979
    Western Areas, Ltd.                                            7,565     19,962
#*  White Energy Co., Ltd.                                         9,723      1,930
#*  Whitehaven Coal, Ltd.                                         10,803     16,548
#   Wide Bay Australia, Ltd.                                         777      4,305
#   Wotif.com Holdings, Ltd.                                       5,438     22,815
                                                                         ----------
TOTAL AUSTRALIA                                                           6,242,852
                                                                         ----------
AUSTRIA -- (0.9%)
#   Agrana Beteiligungs AG                                           319     38,895
    Atrium European Real Estate, Ltd.                             11,257     67,230
    Conwert Immobilien Invest SE                                   1,885     23,465
#   EVN AG                                                         2,083     31,743
    Flughafen Wien AG                                                669     51,610

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
AUSTRIA -- (Continued)
    IMMOFINANZ AG                                                 7,160 $   31,358
#   Kapsch TrafficCom AG                                            127      6,855
    Lenzing AG                                                      468     34,912
    Mayr Melnhof Karton AG                                          840     93,675
    Oberbank AG                                                   1,045     68,123
#   Oesterreichische Post AG                                      1,954     91,628
    Palfinger AG                                                    904     33,363
    RHI AG                                                        2,079     76,717
    S IMMO AG                                                     2,718     18,262
    Schoeller-Bleckmann Oilfield Equipment AG                       838     96,680
    Semperit AG Holding                                             778     38,099
    Strabag SE                                                    1,012     26,601
    Telekom Austria AG                                            3,235     26,594
#   UNIQA Insurance Group AG                                      7,858     96,067
#   Wienerberger AG                                               9,089    157,658
    Zumtobel AG                                                   2,862     51,073
                                                                        ----------
TOTAL AUSTRIA                                                            1,160,608
                                                                        ----------
BELGIUM -- (1.1%)
*   Ablynx NV                                                     1,907     18,714
    Ackermans & van Haaren NV                                     2,145    232,309
*   AGFA-Gevaert NV                                              15,370     36,501
    Arseus NV                                                     1,959     60,501
    Banque Nationale de Belgique                                     20     78,418
    Barco NV                                                      1,156     87,502
    Cie d'Entreprises CFE                                           616     48,676
    Cie Immobiliere de Belgique SA                                  200      9,770
    Cie Maritime Belge SA                                         1,500     39,926
    D'ieteren SA                                                  2,276    107,254
*   Deceuninck NV                                                 6,500     15,432
#   Econocom Group                                                7,084     68,830
#   Elia System Operator SA                                       2,024     92,557
#*  Euronav NV                                                    1,500     10,567
    EVS Broadcast Equipment SA                                    1,309     85,637
    Exmar NV                                                      1,500     21,643
#*  Galapagos NV                                                    981     18,961
*   Ion Beam Applications                                           675      5,570
    Kinepolis Group NV                                              400     58,362
    Lotus Bakeries                                                    6      5,574
    Melexis NV                                                    1,570     51,050
    Mobistar SA                                                     316      5,477
#   NV Bekaert SA                                                 3,021    126,498
#   Nyrstar                                                       6,040     24,782
    Recticel SA                                                   1,421      9,540
*   Roularta Media Group NV                                         455      7,303
    Sipef SA                                                        540     40,987
#   Tessenderlo Chemie NV                                         2,881     72,116
#*  ThromboGenics NV                                              1,936     53,308
    Van de Velde NV                                                 393     19,975
                                                                        ----------
TOTAL BELGIUM                                                            1,513,740
                                                                        ----------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (7.7%)
#*  5N Plus, Inc.                                                 2,300 $  6,022
    Aastra Technologies, Ltd.                                       800   21,760
    Absolute Software Corp.                                       2,400   16,988
    Acadian Timber Corp.                                            500    6,234
*   Advantage Oil & Gas, Ltd.                                    10,879   44,240
    Aecon Group, Inc.                                             5,091   70,556
#   AG Growth International, Inc.                                 1,006   36,664
#   AGF Management, Ltd. Class B                                  5,044   66,615
*   Ainsworth Lumber Co., Ltd.                                    5,800   21,917
    Akita Drilling, Ltd. Class A                                  1,200   17,667
#   Alacer Gold Corp.                                            10,187   28,236
#   Alamos Gold, Inc.                                             8,069  128,544
#   Alaris Royalty Corp.                                            900   30,712
#*  Alexco Resource Corp.                                         2,700    3,755
#   Algonquin Power & Utilities Corp.                            11,549   74,545
#   Alliance Grain Traders, Inc.                                    462    7,134
*   Altius Minerals Corp.                                         1,000   10,377
*   Anderson Energy, Ltd.                                         5,100      709
#*  Angle Energy, Inc.                                            2,700    9,711
*   Antrim Energy, Inc.                                           6,500      592
#*  Argonaut Gold Inc.                                            9,592   53,358
*   Asanko Gold, Inc.                                             2,901    6,817
*   Atrium Innovations, Inc.                                        831   15,135
*   ATS Automation Tooling Systems, Inc.                          5,060   69,981
*   Aura Minerals, Inc.                                           5,100      587
#   AuRico Gold, Inc.                                            18,382   76,338
    AutoCanada, Inc.                                                700   25,780
*   Axia NetMedia Corp.                                           4,000    8,862
*   B2Gold Corp.                                                 45,718  113,128
    Badger Daylighting, Ltd.                                        600   42,595
#*  Ballard Power Systems, Inc.                                   3,700    5,004
*   Bankers Petroleum, Ltd.                                      24,596   94,360
*   Bellatrix Exploration, Ltd.                                   7,100   53,183
*   Birchcliff Energy, Ltd.                                       7,200   51,446
#   Bird Construction, Inc.                                       2,238   28,097
#   Black Diamond Group, Ltd.                                     1,800   47,147
#*  BlackPearl Resources, Inc.                                   20,370   37,901
    BMTC Group, Inc. Class A                                        850   10,916
*   BNK Petroleum, Inc.                                           3,400    5,283
#   Bonterra Energy Corp.                                         1,261   70,872
*   Boralex, Inc. Class A                                         2,200   22,134
#*  Brigus Gold Corp.                                            11,639    8,707
*   Brookfield Residential Properties, Inc.                       3,570   79,196
#*  Burcon NutraScience Corp.                                       600    1,421
    Calfrac Well Services, Ltd.                                   2,622   81,729
*   Calvalley Petroleums, Inc. Class A                            2,013    2,973
#   Canaccord Genuity Group, Inc.                                 5,950   37,778
*   Canacol Energy, Ltd.                                          1,750    8,040
    Canada Bread Co., Ltd.                                          800   53,471
#   Canadian Energy Services & Technology Corp.                   4,711   84,808
#   Canadian Western Bank                                         2,069   66,357
*   Canam Group, Inc. Class A                                     2,100   22,759

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
    CanElson Drilling, Inc.                                       2,137 $ 12,851
    Canexus Corp.                                                 7,454   51,902
*   Canfor Corp.                                                  3,167   65,639
#   Canfor Pulp Products, Inc.                                    1,443   14,975
*   Cangene Corp.                                                 2,500    5,994
#   Canyon Services Group, Inc.                                   3,400   37,272
#   Capital Power Corp.                                           5,245  108,658
    Capstone Infrastructure Corp.                                 1,494    5,631
*   Capstone Mining Corp.                                        22,812   60,604
    Cascades, Inc.                                                3,900   21,844
#*  Cash Store Financial Services, Inc. (The)                       605      946
    Cathedral Energy Services, Ltd.                                 511    3,024
    CCL Industries, Inc. Class B                                  1,500  103,007
*   Celestica, Inc.                                              16,300  179,001
    Centerra Gold, Inc.                                           7,311   29,240
#*  Cequence Energy, Ltd.                                         2,168    3,951
*   China Gold International Resources Corp., Ltd.                9,700   26,049
*   Chinook Energy, Inc.                                          1,124      938
    Churchill Corp. Class A                                       1,045    9,922
#   Cineplex, Inc.                                                3,352  135,025
    Cogeco Cable, Inc.                                            1,000   47,283
    Cogeco, Inc.                                                    400   18,108
*   COM DEV International, Ltd.                                   4,500   18,127
    Computer Modelling Group, Ltd.                                1,881   48,313
*   Connacher Oil and Gas, Ltd.                                  18,200    3,404
#   Contrans Group, Inc. Class A                                  1,122   14,441
#*  Copper Mountain Mining Corp.                                  3,835    6,326
    Corby Distilleries, Ltd. Class A                                900   17,652
*   Corridor Resources, Inc.                                      2,900    2,142
#   Corus Entertainment, Inc. Class B                             5,600  130,514
    Cott Corp.                                                    9,010   73,798
*   Crew Energy, Inc.                                             7,852   45,637
    Davis + Henderson Corp.                                       4,366  112,432
*   DeeThree Exploration, Ltd.                                    5,400   47,130
*   Delphi Energy Corp.                                           7,188   11,168
#*  Denison Mines Corp.                                          20,344   22,439
*   Descartes Systems Group, Inc. (The)                           5,100   62,463
#   DirectCash Payments, Inc.                                       100    1,768
*   Dominion Diamond Corp.                                        6,354   85,805
    Dorel Industries, Inc. Class B                                1,600   59,449
#*  DragonWave, Inc.                                              1,751    2,519
#*  Duluth Metals, Ltd.                                           6,500    5,798
*   Dundee Precious Metals, Inc.                                  5,755   24,562
    E-L Financial Corp., Ltd.                                       104   69,145
#*  Eastern Platinum, Ltd.                                       39,900    2,296
#*  Eco Oro Minerals Corp.                                        2,300    1,081
#   Enbridge Income Fund Holdings, Inc.                           4,695  105,144
*   Endeavour Mining Corp.                                        3,313    1,970
*   Endeavour Silver Corp.                                        4,916   20,416
    Enerflex, Ltd.                                                3,109   44,042
*   Energy Fuels, Inc.                                           16,528    2,219
    Equitable Group, Inc.                                           400   18,760

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
*   Essential Energy Services Trust                               2,593 $  7,336
    Evertz Technologies, Ltd.                                     3,700   59,262
*   Excellon Resources, Inc.                                      1,910    2,528
#   Exchange Income Corp.                                           743   14,245
#   Extendicare Inc.                                              4,600   29,515
*   First Majestic Silver Corp.                                   7,600   86,012
    FirstService Corp.                                            1,537   63,889
*   Forsys Metals Corp.                                           2,500      959
#*  Fortress Paper, Ltd. Class A                                    500    2,767
*   Fortuna Silver Mines, Inc.                                    8,500   33,669
    Genivar, Inc.                                                 2,117   60,587
    Glacier Media, Inc.                                           1,800    2,434
    Gluskin Sheff + Associates, Inc.                              1,000   19,278
*   GLV, Inc. Class A                                               781    3,034
    GMP Capital, Inc.                                             2,541   15,134
#*  Golden Star Resources, Ltd.                                  13,100    6,533
*   Gran Tierra Energy, Inc.                                     18,587  140,118
*   Great Canadian Gaming Corp.                                   5,600   68,855
*   Great Panther Silver, Ltd.                                    9,200    7,500
#*  Guyana Goldfields, Inc.                                       3,229    7,556
    Heroux-Devtek, Inc.                                           2,400   21,522
#   Home Capital Group, Inc.                                      1,850  146,825
    Horizon North Logistics, Inc.                                 5,600   45,653
#   HudBay Minerals, Inc.                                        12,631  102,972
#*  Imax Corp.                                                    2,881   83,806
*   Imperial Metals Corp.                                         5,000   63,252
*   Imris, Inc.                                                   1,500    2,273
    Innergex Renewable Energy, Inc.                               4,910   43,042
*   International Forest Products, Ltd. Class A                   5,200   58,900
    International Minerals Corp.                                  1,000    2,714
#*  International Tower Hill Mines, Ltd.                          1,260      653
    Intertape Polymer Group, Inc.                                 2,802   40,311
*   Ithaca Energy, Inc.                                          14,811   34,661
#*  Ivanhoe Energy, Inc.                                          3,367    2,293
#*  Jaguar Mining, Inc.                                           4,030      734
#   Just Energy Group, Inc.                                      10,855   77,041
*   Kelt Exploration, Ltd.                                        1,500   12,372
#   Killam Properties, Inc.                                       3,268   34,509
*   Kingsway Financial Services, Inc.                               600    1,922
#*  Kirkland Lake Gold, Inc.                                      5,200   18,154
#*  Labrador Iron Mines Holdings, Ltd.                            1,400      410
#*  Lake Shore Gold Corp.                                        15,400    5,834
*   Laramide Resources, Ltd.                                      1,600      575
#   Laurentian Bank of Canada                                     2,100   93,756
*   Le Chateau, Inc. Class A                                      1,200    5,041
*   Legacy Oil + Gas, Inc.                                       16,233  109,917
#   Leisureworld Senior Care Corp.                                1,171   11,950
    Leon's Furniture, Ltd.                                        2,400   30,453
#   Lightstream Resources, Ltd.                                  14,201   91,254
    Linamar Corp.                                                 4,388  147,550
#   Liquor Stores N.A., Ltd.                                        966   13,925
*   Long Run Exploration, Ltd.                                    5,150   28,648

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#*  MAG Silver Corp.                                              2,486 $ 13,591
    Major Drilling Group International                            5,873   46,301
    Manitoba Telecom Services, Inc.                               1,732   48,954
#   Maple Leaf Foods, Inc.                                        7,600  111,888
    Martinrea International, Inc.                                 5,233   55,459
*   Maxim Power Corp.                                             1,300    4,813
#   Medical Facilities Corp.                                      1,600   25,596
*   Mega Uranium, Ltd.                                            2,800      148
*   Mercator Minerals, Ltd.                                       8,400      604
#*  Mood Media Corp.                                              7,900    5,001
#   Morneau Shepell, Inc.                                         3,901   53,502
    MTY Food Group, Inc.                                            200    6,073
#   Mullen Group, Ltd.                                            6,351  170,188
*   Nautilus Minerals, Inc.                                       5,100    1,834
    Nevsun Resources, Ltd.                                       13,135   47,871
#   New Flyer Industries, Inc.                                      400    4,147
    Newalta Corp.                                                 2,753   42,906
#*  Niko Resources, Ltd.                                          1,800    5,783
    Norbord, Inc.                                                 1,690   47,978
*   Nordion, Inc.                                                 8,500   70,354
*   North American Energy Partners, Inc.                          1,500    9,013
#*  North American Palladium, Ltd.                                5,795    5,280
    North West Co., Inc. (The)                                    4,181  103,979
*   Northern Dynasty Minerals, Ltd.                               2,375    3,189
#   Northland Power, Inc.                                         6,054   95,921
#*  Novagold Resources, Inc.                                      4,050    8,740
*   NuVista Energy, Ltd.                                          9,840   62,759
*   OceanaGold Corp.                                             13,171   21,980
#*  Osisko Mining Corp.                                           9,936   48,506
*   Paladin Labs, Inc.                                              787   48,119
    Pan American Silver Corp.                                     9,243   98,223
*   Parex Resources, Inc.                                         5,882   34,018
#   Parkland Fuel Corp.                                           3,959   72,562
#   Pason Systems, Inc.                                           5,800  120,545
#*  Perpetual Energy, Inc.                                        4,555    4,806
*   Petrobank Energy & Resources, Ltd.                            6,259    2,221
#   Petrominerales, Ltd.                                          5,292   60,856
#   PHX Energy Services Corp.                                       700    8,258
*   Pilot Gold, Inc.                                              2,374    2,072
#*  Polymet Mining Corp.                                         10,894    8,359
#*  Poseidon Concepts Corp.                                       2,814        8
    Premium Brands Holdings Corp.                                 1,330   25,435
*   Primero Mining Corp.                                          4,117   23,455
    QLT, Inc.                                                     5,800   25,088
#*  Questerre Energy Corp. Class A                                6,950    9,132
*   Ram Power Corp.                                               2,670      359
    Reitmans Canada, Ltd. Class A                                 4,500   29,564
#*  Resverlogix Corp.                                             1,300      661
    Richelieu Hardware, Ltd.                                      1,000   44,109
#   Ritchie Bros Auctioneers, Inc.                                6,300  124,532
*   RMP Energy, Inc.                                             11,827   70,782
#   Rogers Sugar, Inc.                                            5,100   26,658

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#   RONA, Inc.                                                   10,785 $126,402
#*  Rubicon Minerals Corp.                                        8,300   11,463
#   Russel Metals, Inc.                                           4,900  135,347
*   Sabina Gold & Silver Corp.                                    5,619    4,581
*   San Gold Corp.                                               10,700    1,488
*   Sandvine Corp.                                                5,900   14,995
*   Santonia Energy, Inc.                                         5,400   10,514
#   Savanna Energy Services Corp.                                 6,382   47,988
*   Scorpio Mining Corp.                                          6,390    1,685
    Secure Energy Services, Inc.                                  3,394   48,144
#   SEMAFO, Inc.                                                 18,100   49,128
    Sherritt International Corp.                                 22,637   77,508
*   Shore Gold, Inc.                                             15,000    2,302
*   Sierra Wireless, Inc.                                         2,200   39,837
*   Silver Standard Resources, Inc.                               6,506   36,628
*   Southern Pacific Resource Corp.                              28,100   17,518
#*  SouthGobi Resources, Ltd.                                     9,305   10,888
#   Sprott Resource Corp.                                         6,554   17,852
#   Sprott, Inc.                                                  5,388   13,642
#   Spyglass Resources Corp.                                        683    1,362
*   St Andrew Goldfields, Ltd.                                   13,300    3,635
    Stantec, Inc.                                                 3,000  178,277
    Stella-Jones, Inc.                                            2,800   76,643
#   Student Transportation, Inc.                                  3,797   23,889
*   Sulliden Gold Corp., Ltd.                                    10,800    8,390
*   SunOpta, Inc.                                                 3,300   35,511
#   Superior Plus Corp.                                           9,714  103,601
#   Surge Energy, Inc.                                            5,000   33,377
#*  TAG Oil, Ltd.                                                 4,231   17,206
*   Taseko Mines, Ltd.                                           16,000   39,285
*   Tembec, Inc.                                                  1,115    2,855
*   Teranga Gold Corp.                                            1,000      566
*   Theratechnologies, Inc.                                       1,400      282
#*  Thompson Creek Metals Co., Inc.                              14,933   48,122
#   Timminco Ltd.                                                 6,400       29
#*  Timmins Gold Corp.                                            6,306   10,100
#   TORC Oil & Gas, Ltd.                                            606    5,808
    Toromont Industries, Ltd.                                     3,709   82,173
    Torstar Corp. Class B                                         4,700   25,243
    Total Energy Services, Inc.                                   1,737   30,753
    Transcontinental, Inc. Class A                                6,505  103,878
    TransForce, Inc.                                              4,951  109,642
*   TransGlobe Energy Corp.                                       6,000   54,323
#   Trican Well Service, Ltd.                                    11,624  163,326
    Trinidad Drilling, Ltd.                                      10,700  103,649
*   TVA Group, Inc. Class B                                       1,200    9,438
#   Twin Butte Energy, Ltd.                                      15,808   33,658
*   Uex Corp.                                                     6,400    2,148
    Uni-Select, Inc.                                              1,100   25,531
    Valener, Inc.                                                 3,700   55,040
    Vicwest, Inc.                                                   400    4,815
*   Virginia Mines, Inc.                                          1,215   12,422

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE++
                                                                 ------- -----------
CANADA -- (Continued)
*   Vitran Corp., Inc.                                             1,100 $     5,850
#   Wajax Corp.                                                      911      32,564
    WaterFurnace Renewable Energy, Inc.                              300       6,615
*   Wesdome Gold Mines, Ltd.                                       3,085       1,953
    West Fraser Timber Co., Ltd.                                   2,262     207,336
    Western Energy Services Corp.                                  1,950      14,719
#*  Westport Innovations, Inc.                                     1,134      26,560
#   Whitecap Resources, Inc.                                       7,919      91,976
    Wi-Lan, Inc.                                                  10,900      34,290
    Winpak, Ltd.                                                   2,400      52,620
*   Xtreme Drilling and Coil Services Corp.                        1,900       6,396
#   Zargon Oil & Gas, Ltd.                                         1,612      11,920
    Zenith Epigenetics Corp.                                       1,300         536
                                                                         -----------
TOTAL CANADA                                                              10,384,500
                                                                         -----------
CHINA -- (0.0%)
*   China WindPower Group, Ltd.                                  210,000       8,530
*   Hanfeng Evergreen, Inc.                                        2,400       2,302
                                                                         -----------
TOTAL CHINA                                                                   10,832
                                                                         -----------
DENMARK -- (1.4%)
    ALK-Abello A.S.                                                  288      27,362
*   Alm Brand A.S.                                                 7,780      30,453
    Ambu A.S. Class B                                                212       9,542
*   Auriga Industries Class B                                        950      37,281
*   Bang & Olufsen A.S.                                            2,970      28,686
*   Bavarian Nordic A.S.                                           1,311      15,942
    D/S Norden A.S.                                                1,594      70,110
    Dfds A.S.                                                        512      37,276
#*  East Asiatic Co., Ltd. A.S.                                    1,200      20,508
*   Genmab A.S.                                                    2,656     115,396
    GN Store Nord A.S.                                             5,086     116,026
    IC Companys A.S.                                                 310       8,398
*   Jyske Bank A.S.                                                4,088     231,135
    NKT Holding A.S.                                               2,336     113,365
    Nordjyske Bank A.S.                                              422       8,521
#*  Parken Sport & Entertainment A.S.                                400       5,695
    PER Aarsleff A.S. Class B                                        150      18,679
    Ringkjoebing Landbobank A.S.                                     346      69,643
    Rockwool International A.S. Class B                              427      67,162
    Royal UNIBREW                                                    746      95,769
    Schouw & Co.                                                   1,700      63,401
    SimCorp A.S.                                                   2,680      87,738
    Solar A.S. Class B                                               268      15,258
*   Spar Nord Bank A.S.                                            4,838      43,221
*   Sydbank A.S.                                                   4,782     141,402
*   TK Development A.S.                                            5,947       7,414
*   Topdanmark A.S.                                                5,080     138,267
    United International Enterprises                                 127      24,330
#*  Vestas Wind Systems A.S.                                      10,145     271,854
*   Vestjysk Bank A.S.                                               725       1,655

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
DENMARK -- (Continued)
*   Zealand Pharma A.S.                                              93 $    1,046
                                                                        ----------
TOTAL DENMARK                                                            1,922,535
                                                                        ----------
FINLAND -- (2.2%)
    Afarak Group Oyj                                             13,258      6,304
    Ahlstrom Oyj                                                  1,260     15,640
    Alma Media Oyj                                                4,469     19,093
    Amer Sports Oyj                                               9,945    204,045
    Aspo Oyj                                                      2,685     19,587
#   Cargotec Oyj                                                  1,435     52,400
*   Caverion Corp.                                                5,529     43,222
    Citycon Oyj                                                  29,509    105,195
    Cramo Oyj                                                     1,300     25,992
#   Elektrobit Oyj                                                7,600     14,573
#   Elisa Oyj                                                     7,803    195,494
    F-Secure Oyj                                                  5,200     13,440
    Finnair Oyj                                                   6,835     26,089
*   Finnlines Oyj                                                 2,099     19,009
    Fiskars Oyj Abp                                               3,740     95,747
    HKScan Oyj Class A                                            1,550      7,094
    Huhtamaki Oyj                                                 9,505    228,476
    Kemira Oyj                                                    9,436    151,505
    Kesko Oyj Class A                                               203      6,989
#   Kesko Oyj Class B                                             4,446    147,741
    Konecranes Oyj                                                3,400    114,546
    Lassila & Tikanoja Oyj                                        2,281     47,829
    Lemminkainen Oyj                                                500     10,038
    Metsa Board Oyj                                              19,786     76,776
*   Munksjo Oyj                                                     315      2,012
    Neste Oil Oyj                                                 8,097    160,550
    Olvi Oyj Class A                                              1,278     46,060
    Oriola-KD Oyj Class B                                         3,288     10,663
    Orion Oyj Class A                                             3,462     92,694
    Orion Oyj Class B                                             5,451    146,502
#*  Outokumpu Oyj                                                76,320     42,384
#   Outotec Oyj                                                   8,533     84,384
    PKC Group Oyj                                                 1,500     48,921
    Pohjola Bank P.L.C. Class A                                   1,599     29,119
    Ponsse Oy                                                     1,180     14,327
*   Poyry Oyj                                                     3,314     17,553
    Raisio P.L.C. Class V                                         5,928     34,494
    Ramirent Oyj                                                  4,968     59,697
    Rapala VMC Oyj                                                1,900     13,032
    Rautaruukki Oyj                                               8,019     69,359
    Sanoma Oyj                                                    5,315     46,114
    Stockmann Oyj Abp(5462371)                                    1,299     21,679
#   Stockmann Oyj Abp(5462393)                                    2,495     39,836
*   Talvivaara Mining Co. P.L.C.                                 22,722      2,258
#   Technopolis Oyj                                               1,982     13,451
    Tieto Oyj                                                     5,481    120,416
    Tikkurila Oyj                                                 1,795     46,538
    Uponor Oyj                                                    4,079     80,568

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
FINLAND -- (Continued)
    Vacon P.L.C.                                                     695 $   51,653
    Vaisala Oyj Class A                                              700     17,107
    YIT Oyj                                                        5,529     71,717
                                                                         ----------
TOTAL FINLAND                                                             3,029,912
                                                                         ----------
FRANCE -- (3.9%)
#*  Air France-KLM                                                11,593    120,905
    Albioma                                                        1,311     32,043
*   Alcatel-Lucent                                               140,154    536,938
    Alten SA                                                       2,004     90,614
    Altran Technologies SA                                        11,612    102,910
    April                                                          1,417     30,126
    Assystem                                                         808     21,995
*   Atari SA                                                          88         --
    Axway Software SA                                                500     15,010
*   Beneteau SA                                                    3,012     55,155
    BioMerieux                                                       396     39,747
    Boiron SA                                                        712     48,173
    Bonduelle SCA                                                  1,088     27,148
    Bongrain SA                                                      669     48,928
    Bourbon SA                                                     3,889    110,836
*   Boursorama                                                       623      6,252
*   Cegedim SA                                                        83      2,193
    Cegid Group                                                      250      7,299
    Ciments Francais SA                                              198     14,181
*   Club Mediterranee SA                                           2,223     52,448
*   Derichebourg SA                                                7,894     27,588
    Electricite de Strasbourg                                        132     18,175
#   Eramet                                                            15      1,424
    Esso SA Francaise                                                197     12,679
    Etablissements Maurel et Prom                                  6,624    106,645
    Euler Hermes SA                                                  353     46,605
    Eurofins Scientific                                              279     76,378
    Faiveley Transport SA                                            472     36,837
*   Faurecia                                                       3,612    105,268
    Fimalac                                                          506     31,411
*   GameLoft SE                                                    4,962     52,642
    Gaumont SA                                                       129      6,288
    GL Events                                                        619     13,370
    Groupe Crit                                                      450     19,109
    Groupe Steria SCA                                              1,768     32,668
    Guerbet                                                          122     16,566
*   Haulotte Group SA                                              1,014     12,359
    Havas SA                                                      23,582    196,094
#   Ingenico                                                       1,667    125,223
    Ipsen SA                                                       1,261     55,235
    IPSOS                                                          2,049     86,251
    Korian                                                           477     14,900
    Lagardere SCA                                                  4,218    153,237
    Laurent-Perrier                                                  195     18,215
    LISI                                                             500     77,171
    Manitou BF SA                                                  1,600     30,137

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
    Manutan International                                           508 $   31,013
    Medica SA                                                     3,269     84,004
    Mersen                                                        1,047     38,299
    Metropole Television SA                                       4,736    108,944
    Naturex                                                         415     32,760
#   Neopost SA                                                    3,793    286,375
#   Nexans SA                                                     2,122     94,346
    Nexity SA                                                     2,323     90,956
    Norbert Dentressangle SA                                        170     19,283
*   NRJ Group                                                     2,200     21,201
*   Orco Property Group                                           4,471     13,477
    Orpea                                                         1,967    106,093
*   Parrot SA                                                       570     15,885
#*  Peugeot SA                                                    9,863    129,748
*   Pierre & Vacances SA                                            387     10,393
    Plastic Omnium SA                                             4,089    116,819
    Rallye SA                                                     1,707     72,643
#*  Recylex SA                                                    1,500      6,752
    Rubis SCA                                                     2,979    185,972
    Sa des Ciments Vicat                                          1,207     90,186
    Saft Groupe SA                                                2,000     63,420
    Samse SA                                                        132     13,073
    SEB SA                                                          370     33,199
    Societe d'Edition de Canal +                                  2,609     21,513
    Societe des Bains de Mer et du Cercle des Etrangers a Monaco    210     11,472
    Societe Television Francaise 1                                8,353    160,945
#*  SOITEC                                                       17,755     40,131
*   Solocal Group                                                 6,991     16,286
    Somfy SA                                                        212     52,838
    Sopra Group SA                                                  500     43,705
*   Ste Industrielle d'Aviation Latecoere SA                        468      8,409
    Stef                                                            287     19,293
    Synergie SA                                                     659     11,892
    Teleperformance                                               4,525    239,531
*   Theolia SA                                                    1,674      3,138
    Thermador Groupe                                                 40      3,577
    Tonnellerie Francois Freres                                      12        990
    Total Gabon                                                      25     16,042
*   Trigano SA                                                    1,363     28,929
*   UBISOFT Entertainment                                         8,018    102,852
*   Valneva SE                                                      927      6,027
    Viel et Co.                                                   4,111     13,566
#   Vilmorin & Cie                                                  378     44,594
    Virbac SA                                                       328     65,977
*   VM Materiaux SA                                                 186      7,086
                                                                        ----------
TOTAL FRANCE                                                             5,319,010
                                                                        ----------
GERMANY -- (4.8%)
*   Aareal Bank AG                                                4,482    171,899
*   ADVA Optical Networking SE                                    1,887     10,073
#*  Aixtron SE NA                                                 8,383    120,315
    Amadeus Fire AG                                                 148      9,741

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
GERMANY -- (Continued)
    Aurubis AG                                                    3,300 $207,916
#   Balda AG                                                        916    5,684
    Bauer AG                                                        422   10,350
    BayWa AG                                                        789   40,181
    Bechtle AG                                                    1,649  105,747
    Bertrandt AG                                                    316   41,329
    Bijou Brigitte AG                                               274   28,873
    Biotest AG                                                      393   32,496
    Borussia Dortmund GmbH & Co. KGaA                             5,999   30,981
    CANCOM SE                                                       670   25,693
    Carl Zeiss Meditec AG                                         1,106   34,936
    CAT Oil AG                                                      122    2,977
#   Celesio AG                                                    6,779  210,759
    CENTROTEC Sustainable AG                                      1,248   31,028
    Cewe Stiftung & Co. KGAA                                        476   26,616
    Comdirect Bank AG                                             2,500   28,413
#   CompuGroup Medical AG                                         1,323   34,462
*   Constantin Medien AG                                          3,300    7,381
    CTS Eventim AG                                                1,412   68,838
#   Delticom AG                                                     212   11,180
#   Deutsche Wohnen AG                                           11,908  223,952
*   Deutz AG                                                      7,018   66,565
#*  Dialog Semiconductor P.L.C.                                   3,169   60,888
#   DMG MORI SEIKI AG                                             5,368  176,454
    Drillisch AG                                                  3,457   89,089
    Duerr AG                                                      1,674  146,506
    ElringKlinger AG                                              2,610  110,975
*   Evotec AG                                                     4,738   27,717
    Freenet AG                                                    6,791  176,395
*   GAGFAH SA                                                     2,491   35,310
    Gerresheimer AG                                               1,899  125,617
#   Gerry Weber International AG                                  1,926   79,810
    Gesco AG                                                        111   11,290
    GFK SE                                                        1,560   91,223
    Grammer AG                                                      863   40,155
    Grenkeleasing AG                                                327   32,350
*   GSW Immobilien AG                                             3,465  161,133
    Hamburger Hafen und Logistik AG                               2,121   53,226
#*  Heidelberger Druckmaschinen AG                               27,925   74,654
    Indus Holding AG                                              1,360   48,870
    Jenoptik AG                                                   3,249   56,759
*   Kloeckner & Co. SE                                            8,318  117,329
    Koenig & Bauer AG                                             1,126   21,487
    Kontron AG                                                    2,224   15,212
    Krones AG                                                     1,381  120,875
    KSB AG                                                           31   20,310
#   KUKA AG                                                       1,860   84,652
    KWS Saat AG                                                     150   53,566
    Leoni AG                                                      2,315  156,688
    LPKF Laser & Electronics AG                                   1,968   40,997
#*  Manz AG                                                          20    1,444
    MLP AG                                                        3,534   22,051

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
GERMANY -- (Continued)
*   Morphosys AG                                                  1,083 $   83,773
    MVV Energie AG                                                  485     16,045
    Nemetschek AG                                                   707     46,663
*   Nordex SE                                                     5,275     92,453
    Norma Group SE                                                1,852     92,619
*   Osram Licht AG                                                1,156     59,872
*   Patrizia Immobilien AG                                        1,115     10,444
    Pfeiffer Vacuum Technology AG                                   841     97,927
    PNE Wind AG                                                   4,418     17,485
    QSC AG                                                        3,939     24,501
    Rational AG                                                     151     46,239
    Rheinmetall AG                                                3,691    228,191
    Rhoen Klinikum AG                                             8,742    244,308
*   SAF-Holland SA                                                4,399     62,536
    Salzgitter AG                                                 1,569     69,051
#   SGL Carbon SE                                                 2,674    104,278
#*  Singulus Technologies AG                                        831      2,033
    Sixt SE                                                       1,800     54,241
#*  Sky Deutschland AG                                           22,676    223,469
#   SMA Solar Technology AG                                         463     18,874
    Software AG                                                   2,705    100,159
#*  Solarworld AG                                                 3,956      4,219
    Stada Arzneimittel AG                                         5,765    331,382
    STINAG Stuttgart Invest AG                                    1,000     21,738
*   Stroeer Media AG                                                602     10,401
*   Suss Microtec AG                                                651      6,904
    TAG Immobilien AG                                             4,348     52,521
    Takkt AG                                                      1,500     29,785
    Technotrans                                                     637      6,759
*   Tipp24 SE                                                       275     17,886
*   Tom Tailor Holding AG                                           856     19,510
#*  TUI AG                                                       11,176    148,063
    Vossloh AG                                                      727     74,991
    VTG AG                                                          287      5,986
    Wacker Neuson SE                                                819     12,581
    Wincor Nixdorf AG                                             2,263    149,626
    Wirecard AG                                                     927     33,727
                                                                        ----------
TOTAL GERMANY                                                            6,462,657
                                                                        ----------
GREECE -- (0.7%)
*   Alpha Bank AE                                                 9,330      8,357
*   Astir Palace Hotel SA                                         2,100     11,383
    Athens Water Supply & Sewage Co. SA (The)                     1,743     19,668
*   Bank of Cyprus P.L.C.                                        72,063         --
    Bank of Greece                                                1,143     24,854
*   Ellaktor SA                                                   9,312     40,469
*   Folli Follie SA                                               1,910     56,731
*   Fourlis Holdings SA                                           2,390     11,324
*   Frigoglass SA                                                   937      7,496
*   GEK Terna Holding Real Estate Construction SA                 4,087     17,400
    Hellenic Exchanges SA Holding Clearing Settlement and
    Registry                                                      1,918     20,160
    Hellenic Petroleum SA                                         4,433     57,643

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
GREECE -- (Continued)
*   Hellenic Telecommunications Organization SA                     10,305 $129,693
*   Iaso SA                                                          3,087    5,400
    Intralot SA-Integrated Lottery Systems & Services                5,249   13,856
*   J&P-Avax SA                                                      3,100    7,352
*   JUMBO SA                                                         3,686   49,457
*   Marfin Investment Group Holdings SA                             20,116   12,825
    Metka SA                                                         1,850   34,734
    Motor Oil Hellas Corinth Refineries SA                           3,829   45,520
*   Mytilineos Holdings SA                                           4,410   35,610
*   National Bank of Greece SA                                       7,399   42,023
    OPAP SA                                                            287    3,564
*   Piraeus Bank SA                                                  2,179    4,548
    Public Power Corp. SA                                            4,930   73,268
*   Titan Cement Co. SA                                              3,511   95,502
*   TT Hellenic Postbank SA                                         10,394       --
*   Viohalco Hellenic Copper and Aluminum Industry SA                9,200   91,068
                                                                           --------
TOTAL GREECE                                                                919,905
                                                                           --------
HONG KONG -- (2.7%)
    Alco Holdings, Ltd.                                             68,000   14,477
    Allied Group, Ltd.                                              17,600   65,833
    Allied Properties HK, Ltd.                                     219,416   36,225
*   Apac Resources, Ltd.                                           320,000    6,234
    Asia Financial Holdings, Ltd.                                   54,874   23,063
    Asia Satellite Telecommunications Holdings, Ltd.                11,500   44,634
    Asia Standard International Group                               24,940    5,657
    Associated International Hotels, Ltd.                           28,000   82,398
    Bonjour Holdings, Ltd.                                          56,000   12,119
*   Brightoil Petroleum Holdings, Ltd.                             123,000   21,097
#*  Brockman Mining, Ltd.                                          256,330   13,570
    Cafe de Coral Holdings, Ltd.                                    16,000   55,015
    Century City International Holdings, Ltd.                       43,340    3,298
    Champion Technology Holdings, Ltd.                              87,828    1,826
    Chen Hsong Holdings                                             30,000    9,475
    Chevalier International Holdings, Ltd.                           4,000    7,035
*   China Daye Non-Ferrous Metals Mining, Ltd.                     216,000    5,657
    China Electronics Corp. Holdings Co., Ltd.                      68,000   13,251
*   China Energy Development Holdings, Ltd.                        162,000    1,884
*   China Strategic Holdings, Ltd.                                 245,000    4,258
    China-Hongkong Photo Products Holdings, Ltd.                    90,000    7,427
#   Chong Hing Bank, Ltd.                                           11,000   49,553
    Chow Sang Sang Holdings International, Ltd.                     19,000   61,620
    CITIC Telecom International Holdings, Ltd.                      55,000   17,094
    CK Life Sciences International Holdings, Inc.                  152,000   14,109
*   CP Lotus Corp.                                                 290,000    8,978
    Cross-Harbour Holdings, Ltd. (The)                              30,658   24,695
    CSI Properties, Ltd.                                            89,543    3,115
*   CST Mining Group, Ltd.                                       1,088,000   12,507
*   Culture Landmark Investment, Ltd.                               16,000    1,619
    Dah Sing Banking Group, Ltd.                                    34,400   64,791
    Dah Sing Financial Holdings, Ltd.                               15,050   94,010
    Dickson Concepts International, Ltd.                            14,500    9,028

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  SHARES   VALUE++
                                                                 --------- --------
HONG KONG -- (Continued)
*   EganaGoldpfeil Holdings, Ltd                                    85,130 $     --
    Emperor International Holdings                                 100,333   28,833
    Emperor Watch & Jewellery, Ltd.                                210,000   16,810
*   EPI Holdings, Ltd.                                                 713       21
    Esprit Holdings, Ltd.                                          130,050  239,791
#   Far East Consortium International, Ltd.                         48,560   16,044
*   Fountain SET Holdings, Ltd.                                     28,000    3,795
#*  G-Resources Group, Ltd.                                      1,911,000   57,112
    Get Nice Holdings, Ltd.                                        150,000    6,862
#   Giordano International, Ltd.                                    86,000   80,671
    Glorious Sun Enterprises, Ltd.                                  48,000   10,959
*   Goldin Financial Holdings, Ltd.                                 60,000   17,868
*   Goldin Properties Holdings, Ltd.                                42,000   19,384
*   Grande Holdings, Ltd. (The)                                     28,000    1,481
    Guotai Junan International Holdings, Ltd.                        4,000    1,714
#   Haitong International Securities Group, Ltd.                    12,115    5,959
    Harbour Centre Development, Ltd.                                13,500   24,766
    HKR International, Ltd.                                         37,733   18,453
    Hong Kong Aircraft Engineering Co., Ltd.                         1,200   16,093
    Hong Kong Ferry Holdings Co., Ltd.                              12,000   12,050
#   Hong Kong Television Network, Ltd.                              32,239   10,561
    Hongkong & Shanghai Hotels (The)                                 2,000    3,147
    Hongkong Chinese, Ltd.                                          90,000   19,985
    Hopewell Holdings, Ltd.                                         42,166  142,275
    Hung Hing Printing Group, Ltd.                                  29,815    4,306
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          118,000   52,237
#   IT, Ltd.                                                        54,000   16,436
    Johnson Electric Holdings, Ltd.                                 75,000   53,983
    K Wah International Holdings, Ltd.                              89,078   48,849
*   King Stone Energy Group, Ltd.                                   59,000    2,651
#   Kingston Financial Group, Ltd.                                 148,000   16,792
    Kowloon Development Co., Ltd.                                   28,000   34,564
    L'Occitane International SA                                     35,750   81,087
*   Lai Sun Development                                            885,416   25,354
    Lippo China Resources, Ltd.                                    586,000   17,746
    Liu Chong Hing Investment                                       18,000   39,977
    Luk Fook Holdings International, Ltd.                           20,000   71,142
    Lung Kee Bermuda Holdings                                       26,000    9,586
    Magnificent Estates                                            336,000   16,268
    Man Wah Holdings, Ltd.                                          17,600   30,243
#   Midland Holdings, Ltd.                                          60,000   24,451
    Ming Fai International Holdings, Ltd.                           44,000    4,822
*   Ming Fung Jewellery Group, Ltd.                                100,000    3,197
    Miramar Hotel & Investment                                      20,000   25,648
#*  Mongolian Mining Corp.                                          68,500   11,312
    NagaCorp, Ltd.                                                  92,000   84,957
*   Neo-Neon Holdings, Ltd.                                         25,000    5,795
*   New Times Energy Corp., Ltd.                                    23,200    2,065
    Newocean Energy Holdings, Ltd.                                 110,000   67,263
*   Next Media, Ltd.                                                38,000    4,167
*   Norstar Founders Group, Ltd.                                    56,000       --
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.         115,000    5,565

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
HONG KONG -- (Continued)
    Orient Overseas International, Ltd.                           17,000 $   87,807
    Oriental Watch Holdings                                       14,000      4,478
    Pacific Andes International Holdings, Ltd.                    84,000      3,788
    Pacific Basin Shipping, Ltd.                                 117,000     83,726
    Pacific Textile Holdings, Ltd.                                29,000     39,727
    Paliburg Holdings, Ltd.                                       26,000      8,350
    PCCW, Ltd.                                                   208,000     94,189
    Pico Far East Holdings, Ltd.                                  96,000     30,359
    Polytec Asset Holdings, Ltd.                                  30,000      3,833
    Public Financial Holdings, Ltd.                               24,000     12,544
    PYI Corp., Ltd.                                              169,839      4,119
    Regal Hotels International Holdings, Ltd.                     29,000     15,860
*   Rising Development Holdings, Ltd.                             30,000      1,939
    SA SA International Holdings, Ltd.                           110,000    120,426
    SEA Holdings, Ltd.                                            38,000     21,568
    Shun Tak Holdings, Ltd.                                      130,000     75,306
    Sing Tao News Corp., Ltd.                                     14,000      2,022
    Singamas Container Holdings, Ltd.                            132,000     30,637
#   SmarTone Telecommunications Holdings, Ltd.                    34,000     44,780
    SOCAM Development, Ltd.                                       12,127     14,421
*   Solomon Systech International, Ltd.                           58,000      2,655
    Soundwill Holdings, Ltd.                                       4,000      7,172
#   Stella International Holdings, Ltd.                           25,000     61,707
    Sun Hung Kai & Co., Ltd.                                      50,464     28,409
    TAI Cheung Holdings                                           25,000     18,964
    Tao Heung Holdings, Ltd.                                      17,000     13,041
    Television Broadcasts, Ltd.                                   21,700    126,731
    Texwinca Holdings, Ltd.                                       42,000     42,909
*   Titan Petrochemicals Group, Ltd.                             160,000         52
    Transport International Holdings, Ltd.                        15,200     34,228
    Trinity, Ltd.                                                 58,000     21,680
#*  United Laboratories International Holdings, Ltd. (The)        45,000     18,982
    Upbest Group, Ltd.                                            74,000      8,792
    Value Partners Group, Ltd.                                    53,000     32,167
    Varitronix International, Ltd.                                20,009     17,788
    Victory City International Holdings, Ltd.                     36,937      5,188
    Vitasoy International Holdings, Ltd.                          56,000     72,212
    VST Holdings, Ltd.                                            33,600      6,631
    Wai Kee Holdings, Ltd.                                        52,000     13,835
    Wing On Co. International, Ltd.                               18,000     51,766
    Wing Tai Properties, Ltd.                                      6,000      3,644
    Xinyi Glass Holdings, Ltd.                                   102,000    101,152
    YGM Trading, Ltd.                                              4,000      9,016
                                                                         ----------
TOTAL HONG KONG                                                           3,709,249
                                                                         ----------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C.                                       12,225     23,226
    C&C Group P.L.C.                                              18,373    107,561
    FBD Holdings P.L.C.                                            1,308     27,585
    Glanbia P.L.C.                                                 3,289     46,038
    Irish Continental Group P.L.C.                                   376     13,008
*   Kenmare Resources P.L.C.                                      51,008     16,450

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
IRELAND -- (Continued)
    Kingspan Group P.L.C.(4491235)                                   841 $ 14,065
    Kingspan Group P.L.C.(0492793)                                 7,217  121,909
    Paddy Power P.L.C.(4828974)                                      123   10,020
    Paddy Power P.L.C.(0258810)                                      859   69,521
    Smurfit Kappa Group P.L.C.                                     5,921  143,327
                                                                         --------
TOTAL IRELAND                                                             592,710
                                                                         --------
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd.                                2,097    3,530
*   Allot Communications, Ltd.                                       809   10,771
*   AudioCodes, Ltd.                                               1,200    7,218
*   Cellcom Israel, Ltd.                                           2,403   27,980
*   Clal Biotechnology Industries, Ltd.                            4,323    9,382
    Clal Industries, Ltd.                                          3,834   17,088
    Clal Insurance Enterprises Holdings, Ltd.                      1,159   22,714
    Delek Automotive Systems, Ltd.                                 1,389   15,401
    Elbit Systems, Ltd.                                            2,059  109,891
*   EZchip Semiconductor, Ltd.                                     1,166   30,712
    First International Bank Of Israel, Ltd.                         990   16,245
    Frutarom Industries, Ltd.                                      2,470   44,255
*   Given Imaging, Ltd.                                              364    7,314
*   Hadera Paper, Ltd.                                               146    8,576
    Harel Insurance Investments & Financial Services, Ltd.        11,530   67,609
*   Israel Discount Bank, Ltd. Class A                            18,996   37,908
    Ituran Location and Control, Ltd.                                828   15,147
*   Jerusalem Oil Exploration                                        300   11,079
*   Kamada, Ltd.                                                   1,265   18,257
    Matrix IT, Ltd.                                                1,899    9,991
    Melisron, Ltd.                                                   358    9,476
    Menorah Mivtachim Holdings, Ltd.                               1,117   12,857
    Migdal Insurance & Financial Holding, Ltd.                    14,636   25,550
*   Nitsba Holdings 1995, Ltd.                                       536    7,506
*   Nova Measuring Instruments, Ltd.                               1,136    9,976
*   Oil Refineries, Ltd.                                          66,126   21,374
*   Ormat Industries                                               2,690   18,186
    Osem Investments, Ltd.                                         1,314   28,986
*   Partner Communications Co., Ltd.                               4,170   34,241
*   Paz Oil Co., Ltd.                                                314   48,742
    Phoenix Holdings, Ltd. (The)                                   4,361   17,144
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.             415   22,456
    Shikun & Binui, Ltd.                                          16,842   40,294
    Shufersal, Ltd.                                                4,123   16,635
    Strauss Group, Ltd.                                            3,088   54,454
*   Tower Semiconductor, Ltd.                                        486    2,370
                                                                         --------
TOTAL ISRAEL                                                              861,315
                                                                         --------
ITALY -- (3.1%)
    A2A SpA                                                      100,330  112,888
    ACEA SpA                                                       3,393   35,304
    Amplifon SpA                                                   9,533   50,822
    Ansaldo STS SpA                                                6,197   65,759
*   Arnoldo Mondadori Editore SpA                                  7,418   15,824

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
ITALY -- (Continued)
    Astaldi SpA                                                    3,158 $ 30,764
*   Autogrill SpA                                                  9,775   87,748
    Azimut Holding SpA                                             8,914  226,123
#*  Banca Carige SpA                                              36,773   29,402
    Banca Generali SpA                                             2,496   65,159
*   Banca Piccolo Credito Valtellinese Scarl                      16,056   28,732
*   Banca Popolare dell'Emilia Romagna S.c.r.l.                   22,456  215,741
*   Banca Popolare dell'Etruria e del Lazio                          594      554
#*  Banca Popolare di Milano Scarl                               240,454  160,624
    Banca Popolare di Sondrio Scarl                               19,733  113,578
    Banca Profilo SpA                                             12,870    4,300
    Banco di Desio e della Brianza SpA                             5,000   15,697
*   Banco Popolare                                                49,446   98,229
    Brembo SpA                                                     1,837   48,586
#   Buzzi Unicem SpA                                               4,209   72,872
*   Caltagirone Editore SpA                                        3,000    4,869
*   Carraro SpA                                                    1,070    4,150
    Cementir Holding SpA                                           2,366   10,890
*   CIR-Compagnie Industriali Riunite SpA                         26,265   43,689
    Credito Bergamasco SpA                                           555   10,682
    Credito Emiliano SpA                                           5,091   38,488
#   Danieli & C Officine Meccaniche SpA                            2,142   65,840
    De'Longhi SpA                                                  4,801   74,141
#   DiaSorin SpA                                                   1,751   82,870
    Ei Towers SpA                                                    747   31,228
    ERG SpA                                                        3,547   43,316
    Esprinet SpA                                                   1,098    7,982
*   Falck Renewables SpA                                           2,864    4,877
#*  Finmeccanica SpA                                              29,283  214,586
*   Fondiaria-Sai SpA                                             11,405   29,220
*   Gemina SpA                                                    34,444   83,567
#   Geox SpA                                                       3,764   10,307
*   Gruppo Editoriale L'Espresso SpA                               7,849   15,640
#   Hera SpA                                                      52,046  104,859
*   IMMSI SpA                                                      8,658    5,346
    Indesit Co. SpA                                                2,500   25,819
    Industria Macchine Automatiche SpA                             1,436   49,208
*   Intek Group SpA                                               17,854    7,705
    Interpump Group SpA                                            6,485   72,119
    Iren SpA                                                      50,122   74,941
    Italcementi SpA                                                4,664   41,479
*   Italmobiliare SpA                                                273    8,902
#*  Landi Renzo SpA                                                1,740    2,933
    MARR SpA                                                       2,329   36,622
*   Mediaset SpA                                                  37,118  185,356
*   Milano Assicurazioni SpA                                      20,783   17,731
    Piaggio & C SpA                                                8,902   25,689
*   Prelios SpA                                                    3,444    2,932
*   Premafin Finanziaria SpA                                      21,959    4,996
    Prysmian SpA                                                   3,539   86,448
    Recordati SpA                                                  9,617  126,324
    Sabaf SpA                                                        217    3,909

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
ITALY -- (Continued)
    SAES Getters SpA                                                 616 $    5,981
*   Safilo Group SpA                                               2,996     61,250
#*  Saras SpA                                                     16,283     20,154
    Societa Cattolica di Assicurazioni S.c.r.l.                    3,361     85,092
    Societa Iniziative Autostradali e Servizi SpA                  5,499     57,609
    Sogefi SpA                                                     3,015     17,146
    SOL SpA                                                        2,651     20,023
*   Sorin SpA                                                     28,294     77,950
#*  Tiscali SpA                                                  110,959      6,601
    Trevi Finanziaria Industriale SpA                              2,562     23,556
    Unione di Banche Italiane SCPA                                36,854    254,714
    Unipol Gruppo Finanziario SpA                                 15,136     80,256
    Vianini Lavori SpA                                             3,006     17,306
    Vittoria Assicurazioni SpA                                     2,848     33,846
*   World Duty Free SpA                                            9,775    108,299
*   Yoox SpA                                                       3,918    140,947
    Zignago Vetro SpA                                              1,896     12,171
                                                                         ----------
TOTAL ITALY                                                               4,161,267
                                                                         ----------
JAPAN -- (19.5%)
    77 Bank, Ltd. (The)                                           20,000     98,917
    A.S. One Corp.                                                   990     21,857
    Accordia Golf Co., Ltd.                                        7,000     76,826
    Achilles Corp.                                                 6,000      9,957
    Adastria Holdings Co., Ltd.                                    1,020     47,768
    ADEKA Corp.                                                    7,200     84,662
    Advan Co., Ltd.                                                2,000     24,637
    Aeon Fantasy Co., Ltd.                                         1,152     18,037
    Ahresty Corp.                                                    700      5,554
    Ai Holdings Corp.                                              3,200     41,006
    Aica Kogyo Co., Ltd.                                           3,000     61,415
    Aichi Bank, Ltd. (The)                                           600     27,268
    Aichi Steel Corp.                                              7,000     35,881
    Aichi Tokei Denki Co., Ltd.                                    3,000      8,771
    Aida Engineering, Ltd.                                         4,000     38,666
    Ain Pharmaciez, Inc.                                             600     26,026
#   Aiphone Co., Ltd.                                              1,100     18,016
    Aisan Industry Co., Ltd.                                       1,570     15,816
#   Akebono Brake Industry Co., Ltd.                               6,500     31,295
    Akita Bank, Ltd. (The)                                        15,000     37,661
    Alpen Co., Ltd.                                                  800     16,648
    Alpine Electronics, Inc.                                       3,800     46,004
*   Alps Electric Co., Ltd.                                       11,600    101,796
    Alps Logistics Co., Ltd.                                       1,000     10,066
    Amano Corp.                                                    4,200     41,148
    AOI Electronic Co., Ltd.                                         900     13,621
    AOKI Holdings, Inc.                                            1,600     53,222
    Aomori Bank, Ltd. (The)                                       17,000     44,342
    Aoyama Trading Co., Ltd.                                       3,200     81,593
    Arakawa Chemical Industries, Ltd.                              1,800     18,080
    Arata Corp.                                                    2,000      7,080
    Arcland Sakamoto Co., Ltd.                                     1,500     22,408

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Arcs Co., Ltd.                                                2,200 $41,237
    Ariake Japan Co., Ltd.                                          900  21,772
#   Arisawa Manufacturing Co., Ltd.                               1,000   6,754
#*  Arnest One Corp.                                              1,800  49,425
    Asahi Diamond Industrial Co., Ltd.                            5,000  48,538
    Asahi Holdings, Inc.                                          1,100  18,135
#   Asahi Kogyosha Co., Ltd.                                      3,000  10,775
    Asahi Organic Chemicals Industry Co., Ltd.                    3,000   6,732
    Asatsu-DK, Inc.                                               2,100  57,712
*   Ashimori Industry Co., Ltd.                                   3,000   4,007
    ASKA Pharmaceutical Co., Ltd.                                 2,000  14,843
#   ASKUL Corp.                                                   1,100  35,197
    Asunaro Aoki Construction Co., Ltd.                           4,000  23,381
#   Atsugi Co., Ltd.                                             15,000  17,746
    Autobacs Seven Co., Ltd.                                      4,500  65,612
#   Avex Group Holdings, Inc.                                     2,100  53,213
    Awa Bank, Ltd. (The)                                         11,000  57,447
    Axial Retailing, Inc.                                         1,200  19,524
    Azbil Corp.                                                   2,200  53,008
    Bando Chemical Industries, Ltd.                               5,000  19,509
#   Bank of Iwate, Ltd. (The)                                     1,300  59,041
    Bank of Nagoya, Ltd. (The)                                    9,000  30,864
    Bank of Okinawa, Ltd. (The)                                   1,300  50,316
    Bank of Saga, Ltd. (The)                                      9,000  19,340
    Bank of the Ryukyus, Ltd.                                     4,000  43,652
    Belluna Co., Ltd.                                             2,800  14,866
*   Best Denki Co., Ltd.                                          2,500   3,902
#   Bic Camera, Inc.                                                 45  22,124
    BML, Inc.                                                     1,000  34,167
#   Bookoff Corp.                                                 1,000   6,716
#   Bunka Shutter Co., Ltd.                                       2,984  16,731
    CAC Corp.                                                     1,700  15,110
    Calsonic Kansei Corp.                                        16,000  76,924
    Canon Electronics, Inc.                                       1,500  28,037
    Cawachi, Ltd.                                                 1,300  24,452
    Central Glass Co., Ltd.                                      17,000  59,124
*   Chiba Kogyo Bank, Ltd. (The)                                  3,200  24,390
    Chiyoda Co., Ltd.                                             1,700  37,313
    Chofu Seisakusho Co., Ltd.                                    1,800  41,663
    Chori Co., Ltd.                                                 500   5,979
    Chuetsu Pulp & Paper Co., Ltd.                                8,000  12,960
*   Chugai Mining Co., Ltd.                                       5,000   1,734
#   Chugai Ro Co., Ltd.                                           7,000  18,320
    Chugoku Marine Paints, Ltd.                                   4,000  22,850
    Chukyo Bank, Ltd. (The)                                       7,000  12,627
    Chuo Spring Co., Ltd.                                         5,000  15,629
    CKD Corp.                                                     4,700  43,630
#*  Clarion Co., Ltd.                                            13,000  17,387
    Cleanup Corp.                                                 2,000  17,549
#   CMIC Holdings Co., Ltd.                                         600   8,249
    CMK Corp.                                                     2,000   5,763
    Coca-Cola Central Japan Co., Ltd.                             4,770  84,480

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Cocokara fine, Inc.                                             879 $ 25,038
    Computer Engineering & Consulting, Ltd.                       1,500    9,549
    CONEXIO Corp.                                                 1,300   11,183
    Corona Corp.                                                  1,300   14,680
    Cosel Co., Ltd.                                               1,600   20,032
#*  Cosmo Oil Co., Ltd.                                          34,000   59,867
    CREATE SD HOLDINGS Co., Ltd.                                  1,000   36,454
    Cybozu, Inc.                                                     41   11,974
    Dai Nippon Toryo Co., Ltd.                                   11,000   18,663
    Dai-Dan Co., Ltd.                                             3,000   16,033
#   Daibiru Corp.                                                 5,200   66,267
    Daido Metal Co., Ltd.                                         3,000   31,471
#*  Daiei, Inc. (The)                                            11,850   41,088
    Daifuku Co., Ltd.                                             7,000   90,016
    Daihen Corp.                                                 11,000   46,998
    Daiichi Jitsugyo Co., Ltd.                                    4,000   17,155
    Daiichikosho Co., Ltd.                                        1,100   31,433
    Daiken Corp.                                                  9,000   24,511
    Daiki Aluminium Industry Co., Ltd.                            3,000    8,446
    Daikoku Denki Co., Ltd.                                         900   19,737
    Daikyo, Inc.                                                 30,000   93,191
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       4,000   16,638
#   Daio Paper Corp.                                              6,000   44,422
    Daisan Bank, Ltd. (The)                                       8,000   13,111
    Daiseki Co., Ltd.                                             2,130   41,833
    Daishi Bank, Ltd. (The)                                      23,000   80,297
    Daiso Co., Ltd.                                               1,000    3,035
    Daisyo Corp.                                                  1,600   21,106
    Daito Bank, Ltd. (The)                                       10,000   10,510
    Daiwa Industries, Ltd.                                        3,000   18,878
    Daiwabo Holdings Co., Ltd.                                   22,000   42,160
    DCM Holdings Co., Ltd.                                        5,100   35,633
    Denki Kogyo Co., Ltd.                                         3,000   19,875
    Denyo Co., Ltd.                                               2,000   24,638
    Descente, Ltd.                                                5,000   36,589
    DMG Mori Seiki Co., Ltd.                                      9,600  155,731
    Doshisha Co., Ltd.                                            1,200   17,404
    Doutor Nichires Holdings Co., Ltd.                            2,212   40,176
#   Dr Ci:Labo Co., Ltd.                                              7   23,168
    DTS Corp.                                                     1,200   20,546
    Duskin Co., Ltd.                                              2,700   54,880
    Dwango Co., Ltd.                                              2,300   41,926
    Dydo Drinco, Inc.                                               500   21,175
    Eagle Industry Co., Ltd.                                      2,000   32,140
#   EDION Corp.                                                   5,000   25,030
    Ehime Bank, Ltd. (The)                                       10,000   24,056
    Eighteenth Bank, Ltd. (The)                                  16,000   36,856
    Eiken Chemical Co., Ltd.                                      2,000   37,123
    Eizo Corp.                                                    1,100   27,069
#   EPS Corp.                                                        20   20,782
    ESPEC Corp.                                                   2,000   15,574
    Exedy Corp.                                                   2,800   83,161

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Ezaki Glico Co., Ltd.                                         3,000 $ 33,329
    Fancl Corp.                                                   2,700   32,109
    FCC Co., Ltd.                                                 2,100   47,974
    FIDEA Holdings Co., Ltd.                                      7,400   14,598
    Fields Corp.                                                  1,100   19,491
    Foster Electric Co., Ltd.                                     2,000   39,131
    FP Corp.                                                        900   69,543
    France Bed Holdings Co., Ltd.                                 8,000   16,571
    Fuji Co. Ltd/Ehime                                            1,500   26,993
    Fuji Corp., Ltd.                                              3,000   20,565
    Fuji Kosan Co., Ltd.                                            600    3,831
#   Fuji Kyuko Co., Ltd.                                          4,000   33,138
    Fuji Oil Co. Ltd/Osaka                                        3,500   63,787
    Fuji Oil Co., Ltd.                                            1,800    6,460
    Fuji Seal International, Inc.                                 1,200   36,211
    Fuji Soft, Inc.                                               2,700   53,683
#   Fujibo Holdings, Inc.                                         8,000   16,302
    Fujicco Co., Ltd.                                             1,400   17,388
    Fujikura Kasei Co., Ltd.                                      2,000   10,907
    Fujikura, Ltd.                                               29,000  132,332
    Fujimi, Inc.                                                  1,400   18,810
    Fujimori Kogyo Co., Ltd.                                        800   23,812
    Fujitec Co., Ltd.                                             4,000   49,186
    Fujitsu Frontech, Ltd.                                        2,000   16,415
    Fujitsu General, Ltd.                                         6,000   72,698
#   Fujiya Co., Ltd.                                              2,000    3,950
    Fukuda Corp.                                                  3,000   12,442
    Fukui Bank, Ltd. (The)                                       16,000   34,895
    Fukushima Bank, Ltd. (The)                                   14,000   12,425
#   Fukuyama Transporting Co., Ltd.                               7,000   44,743
#   Funai Electric Co., Ltd.                                        600    6,364
    Furukawa Co., Ltd.                                           18,000   37,526
#   Furukawa Electric Co., Ltd.                                  20,000   46,356
    Furusato Industries, Ltd.                                     1,000   10,357
    Fuso Pharmaceutical Industries, Ltd.                          5,000   15,946
    Futaba Corp.                                                  1,500   20,780
*   Futaba Industrial Co., Ltd.                                   3,500   13,040
    Future Architect, Inc.                                        2,600   15,207
    Fuyo General Lease Co., Ltd.                                  1,000   41,487
    G-Tekt Corp.                                                    900   26,603
#   Gakken Holdings Co., Ltd.                                     3,000    9,261
    Gecoss Corp.                                                  3,500   27,028
#   Geo Holdings Corp.                                            1,800   16,779
#   GLOBERIDE, Inc.                                              10,000   17,045
    Glory, Ltd.                                                   2,100   52,073
    Godo Steel, Ltd.                                              6,000   11,030
    Goldcrest Co., Ltd.                                           1,190   31,837
    Goldwin, Inc.                                                 2,000    9,536
    Gulliver International Co., Ltd.                              2,200   13,117
#   Gun-Ei Chemical Industry Co., Ltd.                            7,000   34,646
    Gunze, Ltd.                                                  19,000   50,744
#   Gurunavi, Inc.                                                  500   10,793

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Hakuto Co., Ltd.                                              1,400 $13,538
    Hamakyorex Co., Ltd.                                            400  11,067
    Hanwa Co., Ltd.                                              10,000  46,527
    Happinet Corp.                                                1,800  13,559
    Haruyama Trading Co., Ltd.                                    1,400   9,612
#   Hazama Ando Corp.                                             7,210  26,640
    Heiwa Corp.                                                   3,200  53,652
    Heiwa Real Estate Co., Ltd.                                   2,600  47,093
    Heiwado Co., Ltd.                                             2,500  38,988
    HI-LEX Corp.                                                  1,100  23,705
    Hibiya Engineering, Ltd.                                      3,000  36,494
    Hiday Hidaka Corp.                                              500  10,694
    Higashi Nihon House Co., Ltd.                                 2,000  10,692
    Higashi-Nippon Bank, Ltd. (The)                               9,000  19,863
    Higo Bank, Ltd. (The)                                        14,000  79,696
    Hioki EE Corp.                                                  300   4,283
    HIS Co., Ltd.                                                   700  37,754
    Hisaka Works, Ltd.                                            2,000  17,945
    Hitachi Koki Co., Ltd.                                        4,100  30,054
    Hitachi Medical Corp.                                         2,000  27,987
#   Hitachi Transport System, Ltd.                                  800  12,686
    Hitachi Zosen Corp.                                           9,600  76,333
    Hodogaya Chemical Co., Ltd.                                   4,000   8,246
    Hogy Medical Co., Ltd.                                        1,100  64,004
    Hokkaido Coca-Cola Bottling Co., Ltd.                         3,000  15,075
#   Hokkaido Gas Co., Ltd.                                        4,000  10,817
    Hokkan Holdings, Ltd.                                         6,000  18,963
    Hokkoku Bank, Ltd. (The)                                     18,000  66,525
    Hokuetsu Bank, Ltd. (The)                                    16,000  33,183
#   Hokuetsu Kishu Paper Co., Ltd.                               11,500  53,582
    Hokuriku Electric Industry Co., Ltd.                          4,000   5,597
#   Hokuto Corp.                                                  1,600  30,694
    Honeys Co., Ltd.                                                770   8,443
    Hoosiers Holdings Co., Ltd.                                     700   5,541
    Horiba, Ltd.                                                  2,200  80,389
    Hosiden Corp.                                                 3,100  16,944
    Hosokawa Micron Corp.                                         2,000  14,231
    House Foods Group, Inc.                                       2,300  36,431
    Howa Machinery, Ltd.                                            500   4,570
    Hyakugo Bank, Ltd. (The)                                     19,000  77,259
    Hyakujushi Bank, Ltd. (The)                                  15,000  54,661
    IBJ Leasing Co., Ltd.                                           900  25,342
*   Ichikoh Industries, Ltd.                                      4,000   7,670
    Icom, Inc.                                                      700  16,160
    Idec Corp.                                                    1,600  14,367
#   Ihara Chemical Industry Co., Ltd.                             4,000  30,071
    Iino Kaiun Kaisha, Ltd.                                       7,300  48,076
#   Imasen Electric Industrial                                      801  11,336
    Inaba Denki Sangyo Co., Ltd.                                  1,400  42,144
    Inaba Seisakusho Co., Ltd.                                    1,200  15,592
    Inabata & Co., Ltd.                                           4,000  39,231
    Inageya Co., Ltd.                                             2,000  20,651

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Ines Corp.                                                    3,600 $ 23,843
    Internet Initiative Japan, Inc.                               2,600   72,970
#*  Inui Steamship Co., Ltd.                                      1,500    5,894
    Iseki & Co., Ltd.                                            14,000   45,520
*   Ishihara Sangyo Kaisha, Ltd.                                 24,000   22,260
    IT Holdings Corp.                                             8,200  117,788
    Itochu Enex Co., Ltd.                                         4,000   21,797
    Itochu-Shokuhin Co., Ltd.                                       600   19,860
    Itoham Foods, Inc.                                            8,631   36,382
    Itoki Corp.                                                   3,000   15,213
*   Iwasaki Electric Co., Ltd.                                    4,000    8,481
    Iwatani Corp.                                                11,000   50,661
    Iwatsu Electric Co., Ltd.                                     3,000    3,033
    Izumiya Co., Ltd.                                             7,000   33,053
    J-Oil Mills, Inc.                                             6,000   18,955
#   Jamco Corp.                                                   2,000   28,344
#   Japan Airport Terminal Co., Ltd.                              2,400   58,193
    Japan Aviation Electronics Industry, Ltd.                     5,000   50,338
#   Japan Cash Machine Co., Ltd.                                  1,700   36,061
    Japan Digital Laboratory Co., Ltd.                            2,300   27,451
    Japan Drilling Co., Ltd.                                        600   41,740
    Japan Medical Dynamic Marketing, Inc.                           770    2,360
    Japan Pulp & Paper Co., Ltd.                                  5,000   16,150
    Japan Transcity Corp.                                         3,000    9,972
    Japan Vilene Co., Ltd.                                        3,000   17,310
    Japan Wool Textile Co., Ltd. (The)                            6,000   47,261
    JBCC Holdings, Inc.                                           2,000   18,584
    Jimoto Holdings, Inc.                                        10,000   21,972
    Jin Co., Ltd.                                                 1,100   43,778
    Joshin Denki Co., Ltd.                                        2,000   16,285
    JSP Corp.                                                     1,900   30,223
    Juroku Bank, Ltd. (The)                                      25,000   97,882
#   JVC Kenwood Corp.                                            13,070   25,600
    kabu.com Securities Co., Ltd.                                 7,800   41,228
#   Kadokawa Corp.                                                1,600   58,374
    Kaga Electronics Co., Ltd.                                      900    9,055
#   Kagome Co., Ltd.                                              2,300   39,911
    Kagoshima Bank, Ltd. (The)                                   11,000   74,045
    Kaken Pharmaceutical Co., Ltd.                                5,000   78,083
    Kameda Seika Co., Ltd.                                        1,200   35,419
    Kamei Corp.                                                   2,000   14,892
    Kanaden Corp.                                                 3,000   20,026
    Kanagawa Chuo Kotsu Co., Ltd.                                 4,000   20,664
    Kanamoto Co., Ltd.                                            2,000   54,023
    Kandenko Co., Ltd.                                            9,000   56,869
    Kanematsu Corp.                                              37,025   50,223
    Kanematsu Electronics, Ltd.                                     500    6,512
    Kansai Urban Banking Corp.                                   11,000   13,110
#*  Kanto Denka Kogyo Co., Ltd.                                   4,000    8,547
    Kanto Natural Gas Development, Ltd.                           2,000   14,101
#*  Kappa Create Holdings Co., Ltd.                                 200    3,724
    Kasumi Co., Ltd.                                              1,900   11,723

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Katakura Industries Co., Ltd.                                   900 $10,678
    Kato Sangyo Co., Ltd.                                         2,000  41,056
    Kato Works Co., Ltd.                                          4,000  27,425
#   KAWADA TECHNOLOGIES, Inc.                                       200   5,951
#   Kawai Musical Instruments Manufacturing Co., Ltd.             5,000   9,432
    Keihin Corp.                                                  2,900  47,381
    Keiyo Bank, Ltd. (The)                                        7,000  35,649
#   Keiyo Co., Ltd.                                               2,000   9,405
    Kentucky Fried Chicken Japan, Ltd.                            1,000  21,377
    KEY Coffee, Inc.                                              1,300  20,588
    Kintetsu World Express, Inc.                                  1,200  45,801
    Kinugawa Rubber Industrial Co., Ltd.                          3,000  16,558
    Kisoji Co., Ltd.                                                500   9,227
    Kissei Pharmaceutical Co., Ltd.                               1,100  25,465
    Kita-Nippon Bank, Ltd. (The)                                    400   9,845
    Kitagawa Iron Works Co., Ltd.                                 7,000  14,699
    Kitz Corp.                                                    4,800  20,683
*   Kiyo Bank Ltd (The)                                           4,800  63,801
*   KNT-CT Holdings Co., Ltd.                                     6,000   9,679
    Koa Corp.                                                     1,500  14,103
    Koatsu Gas Kogyo Co., Ltd.                                    4,000  22,239
#   Kohnan Shoji Co., Ltd.                                        2,000  21,038
    Koike Sanso Kogyo Co., Ltd.                                   4,000   9,343
#*  Kojima Co., Ltd.                                              2,300   6,390
    Kokuyo Co., Ltd.                                              5,900  45,151
    Komatsu Seiren Co., Ltd.                                      4,000  21,266
#   Komeri Co., Ltd.                                              1,800  43,958
    Komori Corp.                                                  3,200  50,320
    Konaka Co., Ltd.                                              1,760  15,704
    Konishi Co., Ltd.                                             2,000  40,309
    Kose Corp.                                                    2,000  58,450
#*  Kumagai Gumi Co., Ltd.                                        8,000  24,620
    Kumiai Chemical Industry Co., Ltd.                            2,481  18,417
    Kura Corp.                                                    1,200  19,453
    Kurabo Industries, Ltd.                                      18,000  31,395
    Kureha Corp.                                                 12,000  46,278
    Kurimoto, Ltd.                                               11,000  31,350
#   Kuroda Electric Co., Ltd.                                     2,000  28,016
    KYB Co., Ltd.                                                 8,000  46,323
    Kyodo Printing Co., Ltd.                                      9,000  25,061
    Kyodo Shiryo Co., Ltd.                                        5,000   5,706
#   Kyoei Steel, Ltd.                                             1,200  24,833
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              2,300  28,759
    Kyokuto Securities Co., Ltd.                                  1,100  19,256
    Kyokuyo Co., Ltd.                                             3,000   8,182
    KYORIN Holdings, Inc.                                         2,900  61,823
    Kyoritsu Maintenance Co., Ltd.                                1,000  38,489
    Kyosan Electric Manufacturing Co., Ltd.                       5,000  16,603
    Kyowa Exeo Corp.                                              6,200  73,622
    Kyudenko Corp.                                                3,000  18,048
#   Lasertec Corp.                                                  800   8,265
*   Leopalace21 Corp.                                            13,100  90,947

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Life Corp.                                                    2,000 $ 33,272
    Lintec Corp.                                                  2,700   56,000
    Lion Corp.                                                   14,000   84,022
    Macnica, Inc.                                                   800   21,690
    Macromill, Inc.                                               4,400   27,681
    Maeda Corp.                                                  11,000   79,143
    Maeda Road Construction Co., Ltd.                             6,000  106,686
    Maezawa Kasei Industries Co., Ltd.                            1,200   12,765
    Maezawa Kyuso Industries Co., Ltd.                            1,200   15,666
    Makino Milling Machine Co., Ltd.                              7,000   45,835
    Mandom Corp.                                                  1,100   37,764
    Mars Engineering Corp.                                          700   13,384
    Marubun Corp.                                                 1,900    8,756
    Marudai Food Co., Ltd.                                        5,000   15,725
    Maruetsu, Inc. (The)                                          5,000   16,587
    Maruha Nichiro Holdings, Inc.                                22,525   43,197
    Marukyu Co., Ltd.                                             2,000   20,685
    Marusan Securities Co., Ltd.                                  6,000   49,452
    Maruwa Co. Ltd/Aichi                                            700   25,411
    Maruyama Manufacturing Co., Inc.                              3,000    8,272
*   Maruzen CHI Holdings Co., Ltd.                                  400    1,162
    Maruzen Showa Unyu Co., Ltd.                                  6,000   22,035
    Matsuda Sangyo Co., Ltd.                                      1,225   17,157
    Matsumotokiyoshi Holdings Co., Ltd.                           1,700   57,362
    Matsuya Foods Co., Ltd.                                       1,000   15,914
    Max Co., Ltd.                                                 4,000   44,958
    Maxvalu Tokai Co., Ltd.                                       1,000   14,216
#   Megmilk Snow Brand Co., Ltd.                                  3,900   55,384
    Meidensha Corp.                                              12,000   44,880
    Meitec Corp.                                                  1,900   50,648
    Meito Sangyo Co., Ltd.                                        1,200   12,633
#   Meiwa Corp.                                                   3,000    9,912
*   Meiwa Estate Co., Ltd.                                        1,700    7,268
#   Melco Holdings, Inc.                                          1,400   19,176
    Message Co., Ltd.                                             1,100   31,049
    Michinoku Bank, Ltd. (The)                                    9,000   18,708
    Mie Bank, Ltd. (The)                                          5,000   10,184
    Milbon Co., Ltd.                                                500   20,811
    Mimasu Semiconductor Industry Co., Ltd.                       1,219   10,683
    Minato Bank, Ltd. (The)                                      21,000   36,621
#   Minebea Co., Ltd.                                            24,000  132,863
    Ministop Co., Ltd.                                            1,500   23,411
    Mirait Holdings Corp.                                         4,400   39,038
    Misawa Homes Co., Ltd.                                        2,000   35,854
    Mitani Corp.                                                  1,200   25,919
    Mito Securities Co., Ltd.                                     4,000   19,208
    Mitsuba Corp.                                                 4,000   59,697
*   Mitsubishi Paper Mills, Ltd.                                 13,000   11,788
    Mitsubishi Pencil Co., Ltd.                                     300    7,829
    Mitsubishi Shokuhin Co., Ltd.                                   800   22,406
    Mitsubishi Steel Manufacturing Co., Ltd.                     14,000   39,738
    Mitsuboshi Belting Co., Ltd.                                  5,000   25,775

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Mitsui Engineering & Shipbuilding Co., Ltd.                  58,000 $113,853
    Mitsui High-Tec, Inc.                                         3,300   23,382
#   Mitsui Matsushima Co., Ltd.                                  10,000   15,542
    Mitsui Mining & Smelting Co., Ltd.                           32,000   81,574
    Mitsui Sugar Co., Ltd.                                        6,000   21,531
    Mitsui-Soko Co., Ltd.                                        10,000   50,238
*   Mitsumi Electric Co., Ltd.                                    7,500   50,576
    Mitsuuroko Holdings Co., Ltd.                                 3,000   14,447
    Miura Co., Ltd.                                               2,000   52,460
    Miyazaki Bank, Ltd. (The)                                    11,000   31,926
#   Mizuno Corp.                                                  9,000   50,823
    Modec, Inc.                                                   1,500   45,481
#   Monex Group, Inc.                                            10,200   37,211
    Morinaga & Co., Ltd.                                         16,000   34,047
#   Morinaga Milk Industry Co., Ltd.                             14,000   43,653
    Morita Holdings Corp.                                         4,000   35,186
    MOS Food Services, Inc.                                       2,000   38,777
    Moshi Moshi Hotline, Inc.                                     3,700   46,508
    Musashi Seimitsu Industry Co., Ltd.                           1,200   28,317
    Musashino Bank, Ltd. (The)                                    2,900  101,749
#   Nachi-Fujikoshi Corp.                                        13,000   63,825
    Nafco Co., Ltd.                                                 400    5,709
    Nagaileben Co., Ltd.                                            800   13,202
    Nagano Bank, Ltd. (The)                                       6,000   10,811
    Nagatanien Co., Ltd.                                          2,000   18,160
    Nakamuraya Co., Ltd.                                          3,000   12,373
*   Nakayama Steel Works, Ltd.                                    5,000    5,731
    Namura Shipbuilding Co., Ltd.                                 3,200   46,337
    Nanto Bank, Ltd. (The)                                       14,000   55,432
    NDS Co., Ltd.                                                 5,000   14,409
    NEC Fielding, Ltd.                                            1,200   13,553
    NEC Networks & System Integration Corp.                       1,700   42,805
#   NET One Systems Co., Ltd.                                     6,200   43,250
    Neturen Co., Ltd.                                             2,600   22,933
    Nichi-iko Pharmaceutical Co., Ltd.                            1,900   47,368
    Nichia Steel Works, Ltd.                                      4,000   14,631
#   Nichias Corp.                                                 6,000   40,593
    Nichicon Corp.                                                4,800   50,270
    Nichiha Corp.                                                 1,500   21,526
    Nichii Gakkan Co.                                             2,900   29,066
#   Nichirei Corp.                                               20,000  103,234
    Nichireki Co., Ltd.                                           2,000   20,702
#   Nidec Corp.                                                     616   60,031
    Nifco, Inc.                                                   2,800   74,616
    Nihon Dempa Kogyo Co., Ltd.                                     600    5,586
    Nihon Eslead Corp.                                            1,000   11,066
    Nihon Kohden Corp.                                            1,900   78,254
#   Nihon M&A Center, Inc.                                          400   30,850
    Nihon Nohyaku Co., Ltd.                                       5,000   59,931
    Nihon Parkerizing Co., Ltd.                                   2,000   39,070
    Nihon Unisys, Ltd.                                            4,200   37,455
    Nihon Yamamura Glass Co., Ltd.                                8,000   14,740

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Nikkiso Co., Ltd.                                             4,000 $ 49,486
    Nippon Beet Sugar Manufacturing Co., Ltd.                     5,000    9,419
#   Nippon Carbon Co., Ltd.                                       5,000    9,744
#   Nippon Ceramic Co., Ltd.                                      1,000   14,592
*   Nippon Chemi-Con Corp.                                       10,000   45,192
#*  Nippon Chemical Industrial Co., Ltd.                          2,000    3,368
    Nippon Chemiphar Co., Ltd.                                    3,000   14,068
    Nippon Coke & Engineering Co., Ltd.                          12,500   15,840
#*  Nippon Columbia Co., Ltd.                                       150      999
#   Nippon Concrete Industries Co., Ltd.                          3,000   16,806
    Nippon Denko Co., Ltd.                                        6,000   17,474
    Nippon Densetsu Kogyo Co., Ltd.                               4,000   50,000
    Nippon Filcon Co., Ltd.                                       2,000    8,950
    Nippon Flour Mills Co., Ltd.                                 12,000   57,887
    Nippon Gas Co., Ltd.                                          2,000   22,364
#   Nippon Kasei Chemical Co., Ltd.                               5,000    7,289
*   Nippon Kinzoku Co., Ltd.                                      3,000    4,162
    Nippon Koei Co., Ltd.                                         5,000   23,522
    Nippon Konpo Unyu Soko Co., Ltd.                              4,000   69,727
#*  Nippon Koshuha Steel Co., Ltd.                               10,000   11,000
    Nippon Light Metal Holdings Co., Ltd.                        31,000   44,385
#   Nippon Paper Industries Co., Ltd.                             7,100  113,131
    Nippon Pillar Packing Co., Ltd.                               2,000   13,720
#   Nippon Piston Ring Co., Ltd.                                  7,000   12,917
    Nippon Road Co., Ltd. (The)                                   8,000   49,824
    Nippon Seiki Co., Ltd.                                        2,000   32,608
#   Nippon Sharyo, Ltd.                                           4,000   21,089
*   Nippon Sheet Glass Co., Ltd.                                 79,000  102,460
    Nippon Shinyaku Co., Ltd.                                     3,000   51,713
    Nippon Signal Co., Ltd.                                       4,500   34,223
    Nippon Soda Co., Ltd.                                        13,000   79,643
    Nippon Steel & Sumikin Bussan                                 6,480   19,706
*   Nippon Suisan Kaisha, Ltd.                                   31,700   64,658
    Nippon Synthetic Chemical Industry Co., Ltd. (The)            3,000   28,924
    Nippon Thompson Co., Ltd.                                     3,000   16,328
    Nippon Valqua Industries, Ltd.                                6,000   16,810
#*  Nippon Yakin Kogyo Co., Ltd.                                  4,000   13,253
#   Nipro Corp.                                                   9,000   82,475
    Nishi-Nippon Railroad Co., Ltd.                              16,000   61,294
    Nishimatsu Construction Co., Ltd.                            25,000   88,260
    Nishimatsuya Chain Co., Ltd.                                  3,000   22,243
    Nishio Rent All Co., Ltd.                                     1,500   40,597
    Nissei Corp.                                                    400    3,667
    Nissen Holdings Co., Ltd.                                     1,600    5,166
    Nisshin Fudosan Co.                                           1,400   11,168
#   Nisshin Oillio Group, Ltd. (The)                             10,000   33,601
    Nisshin Steel Holdings Co., Ltd.                              7,348   97,978
#   Nisshinbo Holdings, Inc.                                      8,000   70,658
    Nissin Corp.                                                  5,000   14,665
    Nissin Electric Co., Ltd.                                     2,000   12,722
    Nissin Kogyo Co., Ltd.                                        2,100   39,282
    Nitta Corp.                                                   1,300   27,381

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Nittan Valve Co., Ltd.                                        2,000 $  6,458
    Nittetsu Mining Co., Ltd.                                     3,000   17,214
    Nitto Boseki Co., Ltd.                                        4,000   18,598
    Nitto Kogyo Corp.                                             3,000   47,432
    Nitto Kohki Co., Ltd.                                           100    1,890
    Nitto Seiko Co., Ltd.                                         3,000   11,103
    Noevir Holdings Co., Ltd.                                     1,100   17,871
    NOF Corp.                                                    12,000   83,441
    Nomura Co., Ltd.                                              4,000   36,262
    Noritake Co., Ltd/Nagoya                                      8,000   21,753
    Noritsu Koki Co., Ltd.                                        1,200    7,972
    Noritz Corp.                                                  2,000   46,358
    North Pacific Bank, Ltd.                                     26,500  115,707
    NS Solutions Corp.                                            1,400   31,921
    NSD Co., Ltd.                                                 2,400   29,353
*   NTN Corp.                                                     1,000    4,807
    Nuflare Technology, Inc.                                        300   40,164
    Obara Group, Inc.                                               600   15,178
    OBIC Business Consultants, Ltd.                                 200    6,907
    Oenon Holdings, Inc.                                          5,000   13,002
    Ogaki Kyoritsu Bank, Ltd. (The)                              22,000   61,970
#   Ohsho Food Service Corp.                                      1,100   36,022
#   Oiles Corp.                                                   1,728   38,609
    Oita Bank, Ltd. (The)                                        13,000   47,687
    Okabe Co., Ltd.                                               4,000   53,555
    Okamoto Industries, Inc.                                      6,000   19,133
    Okamura Corp.                                                 3,000   21,681
    Okinawa Electric Power Co., Inc. (The)                        1,077   37,424
#   OKK Corp.                                                     5,000    7,298
    OKUMA Corp.                                                  11,000   92,920
    Okumura Corp.                                                12,000   56,978
    Okura Industrial Co., Ltd.                                    4,000   14,171
    Okuwa Co., Ltd.                                               2,000   18,092
    Olympic Group Corp.                                           1,800   13,346
    ONO Sokki Co., Ltd.                                           3,000   13,309
    Onoken Co., Ltd.                                              2,000   24,053
    Onward Holdings Co., Ltd.                                     9,000   74,491
    Organo Corp.                                                  4,000   19,391
#   Origin Electric Co., Ltd.                                     3,000   10,091
    Osaka Steel Co., Ltd.                                           900   17,222
#   OSAKA Titanium Technologies Co.                               1,600   34,919
#   Osaki Electric Co., Ltd.                                      3,000   19,778
    OSG Corp.                                                     5,300   85,736
    Oyo Corp.                                                       900   14,867
    Pacific Industrial Co., Ltd.                                  4,000   28,638
#   Pacific Metals Co., Ltd.                                      8,000   29,316
    Pack Corp. (The)                                                700   13,420
    Pal Co., Ltd.                                                   900   25,150
    Paltac Corp.                                                  2,500   33,640
    PanaHome Corp.                                                6,000   40,589
    Panasonic Industrial Devices SUNX Co., Ltd.                   2,700   12,406
    Panasonic Information Systems                                   400   10,596

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Paramount Bed Holdings Co., Ltd.                              1,100 $ 38,023
#   Parco Co., Ltd.                                                 400    4,112
    Paris Miki Holdings, Inc.                                     1,000    4,673
    Pasco Corp.                                                   1,000    4,155
    Penta-Ocean Construction Co., Ltd.                           18,000   54,422
#   Pigeon Corp.                                                  2,600  134,142
    Pilot Corp.                                                   1,500   56,967
    Piolax, Inc.                                                  1,000   34,475
#*  Pioneer Corp.                                                21,000   38,657
    Plenus Co., Ltd.                                              1,900   43,099
    Press Kogyo Co., Ltd.                                         9,000   39,479
    Prima Meat Packers, Ltd.                                     15,000   31,803
    Raito Kogyo Co., Ltd.                                         2,400   19,926
#*  Rasa Industries, Ltd.                                         3,000    6,597
    Relo Holdings, Inc.                                             600   27,818
    Rengo Co., Ltd.                                              17,000   90,924
#*  Renown, Inc.                                                  3,000    4,065
    Resort Solution Co., Ltd.                                     4,000    9,250
    Rheon Automatic Machinery Co., Ltd.                           2,000    5,833
    Rhythm Watch Co., Ltd.                                       10,000   14,782
    Ricoh Leasing Co., Ltd.                                       1,000   28,634
    Right On Co., Ltd.                                            1,125    9,659
    Riken Corp.                                                   7,000   30,635
    Riken Technos Corp.                                           5,000   22,420
    Riken Vitamin Co., Ltd.                                       2,000   49,881
    Riso Kagaku Corp.                                             1,400   31,187
    Rock Field Co., Ltd.                                            300    5,756
    Rohto Pharmaceutical Co., Ltd.                                3,000   43,537
    Roland Corp.                                                  2,000   24,024
    Round One Corp.                                               5,300   28,119
#   Royal Holdings Co., Ltd.                                      2,000   32,085
    Ryobi, Ltd.                                                  11,000   48,615
    Ryoden Trading Co., Ltd.                                      3,000   20,517
    Ryosan Co., Ltd.                                              2,800   54,214
    Ryoyo Electro Corp.                                           2,000   18,325
    S Foods, Inc.                                                 2,000   20,091
    Saibu Gas Co., Ltd.                                          24,000   59,669
    Saizeriya Co., Ltd.                                           2,400   29,666
#   Sakai Chemical Industry Co., Ltd.                             7,000   23,187
    Sakata INX Corp.                                              3,000   28,474
    Sakata Seed Corp.                                             2,000   27,299
    Sala Corp.                                                    4,000   21,637
    San-A Co., Ltd.                                               1,000   28,500
    San-Ai Oil Co., Ltd.                                          4,000   17,275
    San-In Godo Bank, Ltd. (The)                                 14,000  101,635
#   Sanden Corp.                                                 10,000   40,461
    Sangetsu Co., Ltd.                                            2,100   55,737
    Sanken Electric Co., Ltd.                                    10,000   55,186
    Sanki Engineering Co., Ltd.                                   5,000   31,218
    Sankyo Seiko Co., Ltd.                                        4,000   13,609
    Sankyo Tateyama, Inc.                                         1,600   33,812
    Sankyu, Inc.                                                 19,000   68,009

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Sanoh Industrial Co., Ltd.                                    3,000 $21,566
    Sanshin Electronics Co., Ltd.                                 2,000  13,057
    Sanwa Holdings Corp.                                          9,000  57,679
    Sanyo Chemical Industries, Ltd.                               7,000  48,175
    Sanyo Denki Co., Ltd.                                         4,000  26,143
#   Sanyo Electric Railway Co., Ltd.                              2,000   8,527
    Sanyo Shokai, Ltd.                                           11,000  30,354
    Sanyo Special Steel Co., Ltd.                                 6,000  32,356
#   Sapporo Holdings, Ltd.                                       16,000  71,147
#*  Sasebo Heavy Industries Co., Ltd.                             7,000   7,291
#   Sato Holdings Corp.                                             300   6,086
    Sato Shoji Corp.                                              2,000  12,244
    Satori Electric Co., Ltd.                                     1,000   6,042
#   Sawada Holdings Co., Ltd.                                       500   4,695
    Saxa Holdings, Inc.                                           4,000   6,456
    Secom Joshinetsu Co., Ltd.                                      900  22,261
    Seika Corp.                                                   8,000  19,493
    Seikagaku Corp.                                               1,700  22,055
    Seiko Holdings Corp.                                         10,000  45,011
    Seino Holdings Co., Ltd.                                      5,000  49,381
    Seiren Co., Ltd.                                              5,300  33,822
    Sekisui Jushi Corp.                                           2,000  29,119
    Sekisui Plastics Co., Ltd.                                    7,000  19,792
#   Senko Co., Ltd.                                               6,000  32,359
#   Senshu Electric Co., Ltd.                                     1,000  12,225
    Senshu Ikeda Holdings, Inc.                                  14,100  69,455
    Senshukai Co., Ltd.                                           3,000  25,972
#   Seria Co., Ltd.                                                 600  20,038
*   Shibaura Mechatronics Corp.                                   4,000   9,976
    Shibusawa Warehouse Co., Ltd. (The)                           6,000  25,606
    Shibuya Kogyo Co., Ltd.                                       1,200  22,719
    Shiga Bank, Ltd. (The)                                        5,000  27,327
#   Shikibo, Ltd.                                                 9,000  12,032
    Shikoku Bank, Ltd. (The)                                     12,000  27,793
    Shikoku Chemicals Corp.                                       3,000  21,841
    Shima Seiki Manufacturing, Ltd.                               2,100  43,083
    Shimachu Co., Ltd.                                            3,300  80,137
    Shimizu Bank, Ltd. (The)                                        400  11,249
    Shin-Etsu Polymer Co., Ltd.                                   5,000  17,587
    Shinagawa Refractories Co., Ltd.                              5,000  10,912
    Shindengen Electric Manufacturing Co., Ltd.                   3,000  19,304
#   Shinkawa, Ltd.                                                1,000   6,478
    Shinko Electric Industries Co., Ltd.                          6,300  56,163
    Shinko Plantech Co., Ltd.                                     3,000  24,221
    Shinko Shoji Co., Ltd.                                        2,000  17,117
    Shinmaywa Industries, Ltd.                                    8,000  62,679
    Shinnihon Corp.                                               4,000  13,932
    Ship Healthcare Holdings, Inc.                                1,800  73,862
    Shiroki Corp.                                                 7,000  15,701
    Shizuoka Gas Co., Ltd.                                        5,000  33,112
    Shobunsha Publications, Inc.                                  1,300   8,154
    Showa Corp.                                                   2,400  33,310

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Showa Sangyo Co., Ltd.                                       10,000 $ 30,912
    Siix Corp.                                                    2,400   29,288
    Sinanen Co., Ltd.                                             3,000   11,701
    Sinfonia Technology Co., Ltd.                                 6,000   10,638
    Sintokogio, Ltd.                                              3,938   29,633
    SKY Perfect JSAT Holdings, Inc.                               2,100   12,126
    SMK Corp.                                                     5,000   24,055
    Sodick Co., Ltd.                                              4,100   19,165
#   Sotetsu Holdings, Inc.                                       14,000   52,075
    Square Enix Holdings Co., Ltd.                                4,800   77,360
    SRA Holdings                                                  1,000   11,184
    St Marc Holdings Co., Ltd.                                      500   25,736
    Star Micronics Co., Ltd.                                      3,100   33,358
    Starzen Co., Ltd.                                             4,000   11,068
    Stella Chemifa Corp.                                            900   16,632
    Sumida Corp.                                                  1,100    5,246
    Suminoe Textile Co., Ltd.                                     5,000   14,800
    Sumitomo Bakelite Co., Ltd.                                  18,000   64,905
    Sumitomo Densetsu Co., Ltd.                                   1,100   16,247
#*  Sumitomo Mitsui Construction Co., Ltd.                        9,660   12,619
    Sumitomo Osaka Cement Co., Ltd.                              30,000  121,043
    Sumitomo Precision Products Co., Ltd.                         2,000    8,651
    Sumitomo Seika Chemicals Co., Ltd.                            4,000   25,595
    Sumitomo Warehouse Co., Ltd. (The)                           11,000   64,513
#*  SWCC Showa Holdings Co., Ltd.                                12,000   13,691
    Systena Corp.                                                 1,300    9,488
    T Hasegawa Co., Ltd.                                          1,600   22,648
    T RAD Co., Ltd.                                               5,000   15,852
    T&K Toka Co., Ltd.                                              500   10,637
    Tachi-S Co., Ltd.                                             2,100   33,517
    Tadano, Ltd.                                                  6,000   82,508
    Taihei Dengyo Kaisha, Ltd.                                    3,000   21,125
    Taiho Kogyo Co., Ltd.                                         1,900   23,910
    Taikisha, Ltd.                                                2,000   46,490
    Taiko Bank, Ltd. (The)                                        4,000    8,902
    Taiyo Holdings Co., Ltd.                                        400   12,081
#   Taiyo Yuden Co., Ltd.                                         4,700   60,244
    Takamatsu Construction Group Co., Ltd.                        1,600   29,955
    Takaoka Toko Holdings Co., Ltd.                                 400    8,124
    Takara Standard Co., Ltd.                                     7,000   56,321
    Takasago International Corp.                                  7,000   38,917
    Takasago Thermal Engineering Co., Ltd.                        6,000   50,143
    Takata Corp.                                                    900   22,700
    Takeuchi Manufacturing Co., Ltd.                                500   10,547
    Takiron Co., Ltd.                                             3,000   12,766
    Takuma Co., Ltd.                                              6,000   51,141
#   Tamron Co., Ltd.                                              1,500   32,006
    Tamura Corp.                                                  4,000   10,521
    Tatsuta Electric Wire and Cable Co., Ltd.                     2,000   14,121
#*  Teac Corp.                                                    5,000    3,215
    TECHNO ASSOCIE Co., Ltd.                                      1,800   18,530
    Tecmo Koei Holdings Co., Ltd.                                 3,000   34,029

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Teikoku Tsushin Kogyo Co., Ltd.                               4,000 $  7,174
#*  Tekken Corp.                                                 11,000   35,970
#   Temp Holdings Co., Ltd.                                       1,700   49,518
    Tenma Corp.                                                   2,000   25,908
    TKC Corp.                                                     1,600   26,567
*   Toa Corp.                                                    12,000   29,162
    TOA ROAD Corp.                                                3,000   16,374
    Toagosei Co., Ltd.                                           25,000  113,368
#*  Tobishima Corp.                                               2,400    4,556
    TOC Co., Ltd.                                                 5,000   40,620
    Tocalo Co., Ltd.                                              1,000   16,372
    Tochigi Bank, Ltd. (The)                                     10,000   38,240
    Toda Corp.                                                   17,000   62,149
    Toei Co., Ltd.                                                5,000   30,072
    Toenec Corp.                                                  3,000   18,712
    Toho Bank, Ltd. (The)                                        21,000   65,926
#   Toho Holdings Co., Ltd.                                       3,000   58,081
    Toho Zinc Co., Ltd.                                           6,000   18,083
    Tohoku Bank, Ltd. (The)                                       8,000   11,914
    Tokai Carbon Co., Ltd.                                       13,000   44,694
    Tokai Corp/Gifu                                                 200    5,316
    TOKAI Holdings Corp.                                          5,000   17,708
    Tokai Rubber Industries, Ltd.                                 2,700   24,855
    Tokai Tokyo Financial Holdings, Inc.                            800    6,710
    Token Corp.                                                     480   25,497
    Tokushu Tokai Paper Co., Ltd.                                 5,189   10,672
    Tokuyama Corp.                                               20,000   77,360
    Tokyo Dome Corp.                                             16,000  110,034
    Tokyo Energy & Systems, Inc.                                  2,000   10,642
#*  Tokyo Kikai Seisakusho, Ltd.                                  6,000    7,305
    Tokyo Ohka Kogyo Co., Ltd.                                    2,700   59,645
    Tokyo Rakutenchi Co., Ltd.                                    5,000   25,056
*   Tokyo Rope Manufacturing Co., Ltd.                            4,000    6,982
    Tokyo Seimitsu Co., Ltd.                                      2,300   43,917
*   Tokyo Steel Manufacturing Co., Ltd.                           9,000   48,361
    Tokyo Tekko Co., Ltd.                                         3,000   12,896
    Tokyo Theatres Co., Inc.                                      6,000   10,046
    Tokyo Tomin Bank, Ltd. (The)                                  1,300   13,930
*   Tokyu Fudosan Holdings Corp.                                  8,568   84,173
    Tokyu Recreation Co., Ltd.                                    3,000   17,540
    Toli Corp.                                                    6,000   12,618
    Tomato Bank, Ltd.                                             9,000   15,853
    Tomen Electronics Corp.                                         800    9,078
    TOMONY Holdings, Inc.                                        10,000   37,775
    Tomy Co., Ltd.                                                5,617   28,947
    Tonami Holdings Co., Ltd.                                     3,000    6,547
    Topcon Corp.                                                  2,800   42,220
    Toppan Forms Co., Ltd.                                        2,600   24,249
    Topre Corp.                                                   2,100   29,465
    Topy Industries, Ltd.                                        16,000   35,070
#   Toridoll.corp                                                 1,200   11,299
    Torishima Pump Manufacturing Co., Ltd.                        2,000   17,805

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Toshiba Machine Co., Ltd.                                    10,000 $51,719
    Toshiba Plant Systems & Services Corp.                        4,000  70,577
    Toshiba TEC Corp.                                             8,000  49,274
#   Tosho Printing Co., Ltd.                                      5,000  13,399
    Totetsu Kogyo Co., Ltd.                                       3,000  67,567
    Tottori Bank, Ltd. (The)                                      6,000  11,548
*   Touei Housing Corp.                                             900  23,349
    Towa Bank, Ltd. (The)                                        10,000   9,146
    Towa Pharmaceutical Co., Ltd.                                   900  45,032
    Toyo Construction Co., Ltd.                                   3,200  11,307
    Toyo Corp.                                                    3,000  33,467
    Toyo Denki Seizo--Toyo Electric Manufacturing Co., Ltd.       5,000  16,325
    Toyo Engineering Corp.                                        9,000  38,349
    Toyo Ink SC Holdings Co., Ltd.                               15,000  76,469
#   Toyo Kanetsu KK                                              12,000  35,291
    Toyo Kohan Co., Ltd.                                          3,000  13,647
#   Toyo Securities Co., Ltd.                                     5,000  17,126
#   Toyo Tanso Co., Ltd.                                            300   5,686
    Toyo Tire & Rubber Co., Ltd.                                 11,205  65,470
    Toyobo Co., Ltd.                                             51,000  98,004
    TPR Co., Ltd.                                                 2,100  39,914
    Transcosmos, Inc.                                             1,900  32,876
    Trusco Nakayama Corp.                                         1,400  29,806
    TSI Holdings Co., Ltd.                                        6,525  46,121
    Tsubakimoto Chain Co.                                         9,000  59,624
#   Tsugami Corp.                                                 5,000  25,132
    Tsukishima Kikai Co., Ltd.                                    3,000  31,592
    Tsukuba Bank, Ltd. (The)                                      5,500  19,233
    Tsukui Corp.                                                    600   6,650
    Tsurumi Manufacturing Co., Ltd.                               2,000  20,490
    Tsutsumi Jewelry Co., Ltd.                                      800  19,492
#   U-Shin, Ltd.                                                  2,000  14,877
#   UACJ Corp.                                                   16,034  52,735
    Ube Industries, Ltd.                                          8,400  17,387
    Uchida Yoko Co., Ltd.                                         4,000  11,736
    UKC Holdings Corp.                                              300   5,980
*   Ulvac, Inc.                                                   4,900  50,108
#*  Uniden Corp.                                                  2,000   4,976
    Union Tool Co.                                                  400   9,195
    Unipres Corp.                                                 2,300  46,410
#   United Arrows, Ltd.                                           1,200  51,703
#   Universal Entertainment Corp.                                 2,600  51,778
    UNY Group Holdings Co., Ltd.                                 15,800  99,703
*   Usen Corp.                                                    4,870  12,112
    Ushio, Inc.                                                   2,400  30,314
    Valor Co., Ltd.                                               2,000  28,867
    Vital KSK Holdings, Inc.                                      2,800  19,639
#   VT Holdings Co., Ltd.                                         2,300  30,956
    Wacoal Holdings Corp.                                         6,000  64,428
    Wakita & Co., Ltd.                                            2,000  26,044
    Warabeya Nichiyo Co., Ltd.                                    1,200  22,390
#   WATAMI Co., Ltd.                                              1,400  21,519

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------ -----------
JAPAN -- (Continued)
#   Welcia Holdings Co., Ltd.                                       400 $    24,196
    Wood One Co., Ltd.                                            3,000       8,492
    Xebio Co., Ltd.                                               1,500      32,436
    Yachiyo Bank, Ltd. (The)                                        600      16,367
    YAMABIKO Corp.                                                  615      18,808
    Yamagata Bank, Ltd. (The)                                    11,000      45,803
*   Yamaichi Electronics Co., Ltd.                                1,600       3,990
    Yamanashi Chuo Bank, Ltd. (The)                              14,000      59,109
    Yamazen Corp.                                                 3,000      19,024
    Yaoko Co., Ltd.                                                 500      18,626
    Yasuda Warehouse Co., Ltd. (The)                              2,000      24,976
    Yellow Hat, Ltd.                                              1,800      32,784
    Yodogawa Steel Works, Ltd.                                    9,000      40,713
    Yokogawa Bridge Holdings Corp.                                2,000      28,481
#   Yokohama Reito Co., Ltd.                                      3,000      23,744
    Yokowo Co., Ltd.                                              1,700       9,647
    Yomeishu Seizo Co., Ltd.                                      2,000      16,564
    Yondenko Corp.                                                2,100       7,417
    Yondoshi Holdings, Inc.                                       1,159      15,622
    Yorozu Corp.                                                  1,900      37,489
    Yuasa Trading Co., Ltd.                                      18,000      36,345
    Yurtec Corp.                                                  4,000      12,992
    Yusen Logistics Co., Ltd.                                       600       6,774
    Yushiro Chemical Industry Co., Ltd.                           1,000       9,097
#   Zenrin Co., Ltd.                                              1,800      18,949
    Zensho Holdings Co., Ltd.                                     3,800      43,367
#   ZERIA Pharmaceutical Co., Ltd.                                2,200      52,156
#   Zuken, Inc.                                                   2,000      16,519
                                                                        -----------
TOTAL JAPAN                                                              26,431,413
                                                                        -----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV                                        5,881     175,588
#   Accell Group                                                  1,850      37,771
*   AFC Ajax NV                                                     864       9,111
*   AMG Advanced Metallurgical Group NV                           1,768      19,736
    Amsterdam Commodities NV                                        600      13,368
#   APERAM                                                        3,991      68,184
    Arcadis NV                                                    4,256     133,469
    ASM International NV                                          5,088     167,123
    BE Semiconductor Industries NV                                1,755      19,071
    Beter Bed Holding NV                                          1,357      30,615
    BinckBank NV                                                  4,652      44,756
#   Brunel International NV                                       1,388      81,476
    Corbion NV                                                    6,468     149,849
    Delta Lloyd NV                                               12,517     265,381
    Exact Holding NV                                                619      16,357
*   Grontmij                                                      2,730      13,865
    Heijmans NV                                                     418       5,545
    Hunter Douglas NV                                               130       5,613
    KAS Bank NV                                                     488       6,588
    Kendrion NV                                                     133       4,171
#   Koninklijke BAM Groep NV                                     25,585     136,073

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
NETHERLANDS -- (Continued)
    Koninklijke Ten Cate NV                                       1,992 $   60,481
    Koninklijke Wessanen NV                                       2,173      8,129
    Macintosh Retail Group NV                                       944     10,372
    Nutreco NV                                                    8,732    426,869
*   Ordina NV                                                     2,349      4,100
*   PostNL NV                                                    43,334    226,434
#*  Royal Imtech NV                                               8,616     25,354
*   SBM Offshore NV                                              11,207    234,568
    Sligro Food Group NV                                          1,362     51,011
#*  SNS REAAL NV                                                 15,156         --
    Telegraaf Media Groep NV                                      1,964     25,620
    TKH Group NV                                                  2,994     95,648
#*  TomTom NV                                                     8,009     61,840
    Unit4 NV                                                      1,693     79,651
    USG People NV                                                 4,526     59,830
                                                                        ----------
TOTAL NETHERLANDS                                                        2,773,617
                                                                        ----------
NEW ZEALAND -- (0.8%)
#   Air New Zealand, Ltd.                                        25,682     34,166
#*  Bathurst Resources New Zealand, Ltd.                          5,351        985
    Briscoe Group, Ltd.                                          15,371     30,209
    Cavalier Corp., Ltd.                                          8,600     12,926
    Chorus, Ltd.                                                  8,097     17,721
    Ebos Group, Ltd.                                              4,432     35,503
    Fisher & Paykel Healthcare Corp., Ltd.                       31,547     95,943
    Freightways, Ltd.                                             8,779     31,690
    Hallenstein Glasson Holdings, Ltd.                            5,327     21,680
    Heartland New Zealand, Ltd.                                   5,841      4,047
    Infratil, Ltd.                                               38,003     78,472
    Mainfreight, Ltd.                                             6,252     59,900
    Metlifecare, Ltd.                                             5,461     18,405
    New Zealand Refining Co., Ltd. (The)                         13,533     25,157
#   Nuplex Industries, Ltd.                                      14,414     41,666
    NZX, Ltd.                                                     4,430      4,615
    PGG Wrightson, Ltd.                                          10,577      3,584
#   Port of Tauranga, Ltd.                                        7,100     80,889
*   Pumpkin Patch, Ltd.                                           7,400      6,050
    Restaurant Brands New Zealand, Ltd.                           9,560     23,515
    Ryman Healthcare, Ltd.                                       22,351    139,330
    Sanford Ltd.                                                  6,562     24,752
    Sky Network Television, Ltd.                                 13,395     68,600
#   SKYCITY Entertainment Group, Ltd.                            36,975    118,748
    Steel & Tube Holdings, Ltd.                                   5,579     14,636
    Tower, Ltd.                                                   8,527     13,036
    Trade Me, Ltd.                                                4,281     15,907
#   TrustPower, Ltd.                                              4,827     27,511
    Vector, Ltd.                                                  7,657     16,502
    Warehouse Group, Ltd. (The)                                   5,475     16,643
*   Xero, Ltd.                                                    2,284     52,801
                                                                        ----------
TOTAL NEW ZEALAND                                                        1,135,589
                                                                        ----------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
NORWAY -- (0.9%)
#   ABG Sundal Collier Holding ASA                                 8,171 $    6,380
*   Algeta ASA                                                     1,657     65,662
#*  Archer, Ltd.                                                   6,888      6,261
    Atea ASA                                                       5,000     55,404
    Austevoll Seafood ASA                                          5,800     36,011
    Bonheur ASA                                                       83      1,897
    BW Offshore, Ltd.                                             18,600     25,456
*   BWG Homes ASA                                                  7,338     13,636
#   Cermaq ASA                                                     3,800     67,344
*   Det Norske Oljeselskap ASA                                     3,842     54,671
*   DNO International ASA                                          7,034     19,878
*   DOF ASA                                                        2,500     11,723
    Ekornes ASA                                                    1,600     26,026
#*  Electromagnetic GeoServices A.S.                               4,467      5,157
    Evry ASA                                                       3,410      5,547
    Farstad Shipping ASA                                             800     18,165
#*  Frontline, Ltd.                                                1,361      2,892
    Ganger Rolf ASA                                                1,960     43,992
    Golden Ocean Group Ltd.                                       12,836     19,343
*   Hoegh LNG Holdings Ltd                                           790      6,080
*   Kongsberg Automotive Holding ASA                              11,000      8,485
#   Kvaerner ASA                                                  10,879     17,723
    Leroey Seafood Group ASA                                         800     24,721
#*  Nordic Semiconductor ASA                                      10,897     46,179
#*  Norske Skogindustrier ASA                                      7,000      3,823
#*  Norwegian Air Shuttle A.S.                                     1,507     61,868
#*  Norwegian Energy Co. A.S.                                      1,598         81
*   Odfjell SE Class A                                             1,000      7,172
#   Opera Software ASA                                             2,814     34,059
*   Panoro Energy ASA                                              1,501        795
#*  REC Silicon ASA                                              140,159     69,793
#*  REC Solar AS                                                   2,416     30,844
*   Salmar ASA                                                     1,975     24,196
*   Sevan Drilling A.S.                                           16,161     15,416
*   Sevan Marine ASA                                               1,337      5,955
*   Siem Offshore, Inc.                                            9,787     15,938
    Solstad Offshore ASA                                           1,000     19,835
#*  Songa Offshore                                                10,265      9,678
    SpareBank 1 SMN                                                8,057     67,900
    SpareBank 1 SR Bank ASA                                        3,861     34,699
    Stolt-Nielsen, Ltd.                                            1,022     28,937
    Tomra Systems ASA                                             14,102    129,115
    TTS Group ASA                                                  1,100      1,218
    Veidekke ASA                                                   4,900     39,906
    Wilh Wilhelmsen ASA                                            1,741     16,162
    Wilh Wilhelmsen Holding ASA Class A                            2,050     62,758
                                                                         ----------
TOTAL NORWAY                                                              1,268,781
                                                                         ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA                                                  7,954     25,817
#*  Banco BPI SA                                                  16,849     26,679
#*  Banco Comercial Portugues SA                                 345,630     51,541

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
PORTUGAL -- (Continued)
    Mota-Engil SGPS SA                                             4,552 $ 20,864
    Portucel SA                                                   20,700   79,648
#   REN--Redes Energeticas Nacionais SGPS SA                      15,049   45,154
    Semapa-Sociedade de Investimento e Gestao                      6,200   60,926
    Sonae                                                         53,752   77,638
*   Sonae Industria SGPS SA                                        2,500    2,041
    Sonaecom--SGPS SA                                              8,301   26,916
#   ZON OPTIMUS SGPS SA                                            7,743   53,111
                                                                         --------
TOTAL PORTUGAL                                                            470,335
                                                                         --------
SINGAPORE -- (1.4%)
#   Ausgroup, Ltd.                                                44,000   10,454
    Banyan Tree Holdings, Ltd.                                     7,000    3,807
    Biosensors International Group, Ltd.                         111,000   83,929
    Boustead Singapore, Ltd.                                      22,000   26,654
    Bukit Sembawang Estates, Ltd.                                 10,500   51,955
    Bund Center Investment, Ltd.                                 108,000   17,766
    CH Offshore, Ltd.                                             17,400    5,941
    China Aviation Oil Singapore Corp., Ltd.                       8,000    5,988
    Chip Eng Seng Corp., Ltd.                                     45,000   25,508
    Chuan Hup Holdings, Ltd.                                      87,000   19,957
    Cosco Corp. Singapore, Ltd.                                   76,000   47,910
    Creative Technology, Ltd.                                      2,650    4,710
    CSE Global, Ltd.                                              40,000   30,387
    CWT, Ltd.                                                     12,000   13,420
*   Delong Holdings, Ltd.                                         17,000    4,910
    Ezion Holdings, Ltd.                                          25,000   44,997
*   Ezra Holdings, Ltd.                                           49,600   53,456
    Falcon Energy Group, Ltd.                                     21,000    6,565
    Far East Orchard, Ltd.                                        11,239   17,718
    Fragrance Group, Ltd.                                         82,000   13,531
    GK Goh Holdings, Ltd.                                         17,000   11,964
    GMG Global, Ltd.                                             275,000   22,354
    Goodpack, Ltd.                                                43,000   66,283
    GuocoLand, Ltd.                                                5,000    9,053
    GuocoLeisure, Ltd.                                            53,000   35,157
    Hi-P International, Ltd.                                      23,000   11,191
    Ho Bee Land, Ltd.                                             14,000   23,179
    Hong Fok Corp., Ltd.                                          49,200   28,297
    Hong Leong Asia, Ltd.                                          8,000    9,365
    Hotel Grand Central, Ltd.                                     34,631   29,510
    Hotel Properties, Ltd.                                        17,200   43,455
    Hwa Hong Corp., Ltd.                                          59,000   14,717
#   Hyflux, Ltd.                                                  27,500   25,645
    Indofood Agri Resources, Ltd.                                 28,000   20,497
    Jaya Holdings, Ltd.                                           22,000   12,121
    K-Green Trust                                                 29,000   23,920
    K1 Ventures, Ltd.                                            120,000   17,606
*   Manhattan Resources, Ltd.                                     23,000    6,189
    Metro Holdings, Ltd.                                          49,200   33,037
    Midas Holdings, Ltd.                                         114,000   45,774
*   Neptune Orient Lines, Ltd.                                    55,000   46,847

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SINGAPORE -- (Continued)
*   Oceanus Group, Ltd.                                           40,000 $      481
#   OSIM International, Ltd.                                      18,000     30,566
*   Otto Marine, Ltd.                                             48,000      2,040
    OUE, Ltd.                                                     23,000     44,770
    Petra Foods, Ltd.                                             20,000     57,191
*   Raffles Education Corp., Ltd.                                 49,200     11,880
    Rotary Engineering, Ltd.                                      17,000      8,822
    SBS Transit, Ltd.                                             23,000     23,789
    Sheng Siong Group, Ltd.                                       37,000     18,440
    Sinarmas Land, Ltd.                                          108,000     47,713
    Singapore Post, Ltd.                                         115,000    121,231
    SMRT Corp., Ltd.                                              15,000     15,688
    Stamford Land Corp., Ltd.                                     21,000      9,626
*   SunVic Chemical Holdings, Ltd.                                40,000     14,004
    Super Group, Ltd.                                             13,000     43,956
    Swiber Holdings, Ltd.                                         23,000     11,578
    Tat Hong Holdings, Ltd.                                       35,000     26,296
*   Triyards holdings, Ltd.                                        4,960      2,709
    Tuan Sing Holdings, Ltd.                                      44,628     11,495
    United Engineers, Ltd.                                        34,000     50,630
#   United Envirotech, Ltd.                                       17,000     11,410
    UOB-Kay Hian Holdings, Ltd.                                   30,000     40,133
*   Vard Holdings, Ltd.                                           33,000     23,321
    Venture Corp., Ltd.                                           23,000    144,035
    Wheelock Properties Singapore, Ltd.                           20,000     27,369
    Wing Tai Holdings, Ltd.                                       45,970     81,621
    Yeo Hiap Seng, Ltd.                                            2,482      5,086
    Yongnam Holdings, Ltd.                                        70,000     13,527
                                                                         ----------
TOTAL SINGAPORE                                                           1,925,131
                                                                         ----------
SPAIN -- (2.0%)
    Abengoa SA                                                     2,121      6,556
    Abengoa SA Class B                                             8,484     20,544
    Acciona SA                                                       790     50,080
#   Acerinox SA                                                    6,365     83,901
    Adveo Group International SA                                     733     13,705
    Almirall SA                                                    3,614     54,003
    Atresmedia Corporacion de Medi                                 3,640     60,813
*   Azkoyen SA                                                     2,184      5,732
    Bankinter SA                                                  25,893    157,873
*   Baron de Ley                                                      67      5,679
    Bolsas y Mercados Espanoles SA                                 4,485    167,696
*   Campofrio Food Group SA                                        1,577     12,628
*   Cementos Portland Valderrivas SA                               1,167     10,784
    Cie Automotive SA                                                627      6,801
*   Codere SA                                                        767      1,487
    Construcciones y Auxiliar de Ferrocarriles SA                    137     71,136
*   Deoleo SA                                                      8,137      4,633
    Duro Felguera SA                                               1,638     10,719
    Ebro Foods SA                                                  8,515    192,078
    Elecnor SA                                                     1,707     24,982
    Ence Energia y Celulosa SA                                     9,815     39,419

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SPAIN -- (Continued)
*   Ercros SA                                                     3,027 $    2,305
    Faes Farma SA                                                 9,185     33,005
*   Fomento de Construcciones y Contratas SA                      1,855     42,682
*   Gamesa Corp. Tecnologica SA                                  13,178    127,261
    Grupo Catalana Occidente SA                                   3,722    125,922
#*  Grupo Ezentis SA                                             18,910     10,566
    Iberpapel Gestion SA                                            936     19,421
    Indra Sistemas SA                                             8,172    134,763
*   Inmobiliaria Colonial SA                                         25         41
*   Jazztel P.L.C.                                               16,693    182,836
*   Mediaset Espana Comunicacion SA                              12,622    154,042
    Melia Hotels International SA                                 4,123     46,680
    Miquel y Costas & Miquel SA                                     740     28,596
#*  NH Hoteles SA                                                 5,825     30,401
    Obrascon Huarte Lain SA                                       3,159    132,313
    Papeles y Cartones de Europa SA                               2,764     14,819
*   Pescanova SA                                                  1,077         --
*   Promotora de Informaciones SA Class A                        12,732      6,462
    Prosegur Cia de Seguridad SA                                 22,000    130,529
*   Realia Business SA                                            4,187      4,536
*   Sacyr SA                                                     17,768     95,626
    Tecnicas Reunidas SA                                          1,472     75,767
    Tubacex SA                                                    5,465     21,039
    Tubos Reunidos SA                                             8,287     20,650
#   Vidrala SA                                                    1,160     49,664
    Viscofan SA                                                   4,280    227,036
*   Zeltia SA                                                    12,166     41,915
                                                                        ----------
TOTAL SPAIN                                                              2,760,126
                                                                        ----------
SWEDEN -- (3.2%)
    AarhusKarlshamn AB                                            1,961    116,020
    AddTech AB Class B                                            2,500    113,980
    AF AB Class B                                                 2,682     84,726
    Atrium Ljungberg AB Class B                                     798     10,877
    Avanza Bank Holding AB                                        1,713     55,076
    Axfood AB                                                     1,800     93,086
#   Axis Communications AB                                        2,100     72,466
    B&B Tools AB Class B                                          2,500     34,265
*   BE Group AB                                                   2,600      4,549
    Beijer AB G&L Class B                                         1,786     37,443
    Beijer Alma AB                                                1,700     44,394
    Betsson AB                                                    3,029     95,159
    Bilia AB Class A                                              2,065     50,007
    BillerudKorsnas AB                                           10,868    127,497
    BioGaia AB Class B                                            1,689     57,531
    Bure Equity AB                                                1,767      6,828
    Castellum AB                                                 10,137    155,651
    Catena AB                                                     1,487     23,538
#   Clas Ohlson AB Class B                                        2,530     39,840
#*  Cloetta AB Class B                                            5,932     18,545
    Concentric AB                                                 3,360     34,561
#   Dios Fastigheter AB                                           3,244     20,921

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
SWEDEN -- (Continued)
    Duni AB                                                       2,632 $ 29,634
#*  Eniro AB                                                      5,190   22,549
    Fabege AB                                                     8,688   99,964
*   Fastighets AB Balder                                          2,430   21,436
    Gunnebo AB                                                    3,000   17,228
    Haldex AB                                                     3,360   24,334
    Hexpol AB                                                     2,066  155,226
    HIQ International AB                                          4,214   24,423
    Holmen AB Class B                                             5,220  173,393
    Husqvarna AB Class B                                         20,443  120,113
    Industrial & Financial Systems Class B                        1,799   41,319
    Indutrade AB                                                    490   19,162
    Intrum Justitia AB                                            5,500  146,241
    JM AB                                                         5,312  151,324
*   KappAhl AB                                                    6,122   36,197
*   Karolinska Development AB Class B                             1,741    8,936
    Klovern AB                                                    1,714    7,602
    Kungsleden AB                                                11,062   81,251
    Lagercrantz AB Class B                                        2,500   43,399
*   Lindab International AB                                       5,462   53,180
    Loomis AB Class B                                             3,493   83,730
    Meda AB Class A                                              13,817  155,047
#*  Medivir AB Class B                                            1,986   25,991
#   Mekonomen AB                                                  1,400   46,166
*   Micronic Mydata AB                                            2,400    4,814
    Modern Times Group AB Class B                                 2,285  124,636
    NCC AB Class B                                                8,486  261,023
    Net Entertainment NE AB Class B                               1,424   27,555
*   Net Insight AB Class B                                       11,409    2,410
#   New Wave Group AB Class B                                     2,000   11,361
    Nibe Industrier AB Class B                                    5,299  101,597
    Nobia AB                                                      8,067   70,226
    Nolato AB Class B                                             1,100   22,447
    Nordnet AB Class B                                            3,919   16,736
*   PA Resources AB                                                 127      197
#   Peab AB                                                      14,480   85,139
    Proffice AB Class B                                           2,061    7,849
#   Ratos AB Class B                                              4,445   38,467
*   Rezidor Hotel Group AB                                        6,630   37,729
    Saab AB Class B                                               3,366   67,382
    Sagax AB Class B                                              1,910    6,978
*   SAS AB                                                        7,999   23,934
    SkiStar AB                                                    1,500   20,012
#   SSAB AB Class A                                              10,488   68,996
    SSAB AB Class B                                               5,703   32,176
    Sweco AB Class B                                              1,500   18,949
*   Swedish Orphan Biovitrum AB                                   9,932   94,933
    Systemair AB                                                    107    1,883
    Transmode AB                                                    734   12,134
    Unibet Group P.L.C.                                           1,751   70,244
    Wallenstam AB Class B                                         5,304   73,550

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB                                      3,900 $   67,266
                                                                        ----------
TOTAL SWEDEN                                                             4,255,428
                                                                        ----------
SWITZERLAND -- (4.1%)
*   Acino Holding AG                                                184     23,312
*   AFG Arbonia-Forster Holding AG                                1,105     38,301
    Allreal Holding AG                                              856    117,689
    Alpiq Holding AG                                                101     13,339
    ams AG                                                          575     62,780
    APG SGA SA                                                       64     16,968
    Ascom Holding AG                                              1,474     21,739
    Autoneum Holding AG                                             254     33,817
#   Bachem Holding AG Class B                                       343     19,602
    Bank Coop AG                                                    580     30,461
    Banque Cantonale de Geneve                                       85     21,723
    Banque Cantonale Vaudoise                                       139     77,237
    Banque Privee Edmond de Rothschild SA                             1     17,561
    Belimo Holding AG                                                34     87,633
    Bell AG                                                           8     19,580
    Bellevue Group AG                                               298      4,274
    Berner Kantonalbank AG                                          278     69,265
    BKW AG                                                          405     14,067
*   Bobst Group AG                                                  800     28,237
    Bossard Holding AG                                              160     32,544
    Bucher Industries AG                                            416    115,203
    Burckhardt Compression Holding AG                               162     64,916
    Burkhalter Holding AG                                           185     14,984
*   Charles Voegele Holding AG                                      750      9,655
    Cie Financiere Tradition SA                                      66      3,573
    Clariant AG                                                  16,533    291,309
    Coltene Holding AG                                              250     12,917
    Conzzeta AG                                                      27     56,008
    Daetwyler Holding AG                                            296     37,640
*   Dufry AG                                                        494     79,814
#   EFG International AG                                          3,568     52,497
    Emmi AG                                                         111     31,937
    Energiedienst Holding AG                                      1,000     34,228
    Flughafen Zuerich AG                                            262    145,197
    Forbo Holding AG                                                150    117,619
    Galenica AG                                                     249    220,068
    GAM Holding AG                                               12,356    230,882
*   Gategroup Holding AG                                          1,678     43,946
    Georg Fischer AG                                                344    236,964
    Gurit Holding AG                                                 25     11,615
    Helvetia Holding AG                                             456    215,067
    Huber & Suhner AG                                               649     35,491
    Implenia AG                                                   1,185     79,803
    Inficon Holding AG                                              149     46,436
    Intershop Holdings                                               59     21,397
    Jungfraubahn Holding AG                                          31      2,218
    Kaba Holding AG Class B                                         167     71,458
    Kardex AG                                                       430     18,736

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWITZERLAND -- (Continued)
    Komax Holding AG                                                205 $   28,055
    Kudelski SA                                                   3,314     45,706
    Kuoni Reisen Holding AG                                         311    131,458
    LEM Holding SA                                                   42     30,994
    Liechtensteinische Landesbank AG                                380     15,056
#   Logitech International SA                                    10,861    111,242
    Lonza Group AG                                                3,804    339,556
    Luzerner Kantonalbank AG                                        200     79,794
    MCH Group AG                                                     12        801
    Metall Zug AG                                                    12     28,824
#*  Meyer Burger Technology AG                                    5,000     58,669
    Micronas Semiconductor Holding AG                               800      6,548
    Mobilezone Holding AG                                           827      8,571
    Mobimo Holding AG                                               416     87,115
    Nobel Biocare Holding AG                                      5,712     94,233
    OC Oerlikon Corp. AG                                         15,998    223,655
    Panalpina Welttransport Holding AG                              751    112,238
    Phoenix Mecano AG                                                50     29,909
    PSP Swiss Property AG                                           148     12,720
    PubliGroupe AG                                                   72      7,129
    Rieter Holding AG                                               254     53,178
    Romande Energie Holding SA                                       27     33,749
*   Schmolz + Bickenbach AG                                      33,680     42,625
    Schweiter Technologies AG                                        84     56,342
    Schweizerische National-Versicherungs-Gesellschaft AG         1,103     54,514
    Siegfried Holding AG                                            280     46,166
    St Galler Kantonalbank AG                                       170     69,136
    Straumann Holding AG                                            312     62,013
    Swisslog Holding AG                                          16,104     18,794
    Swissquote Group Holding SA                                     538     22,022
    Tamedia AG                                                       24      2,852
    Tecan Group AG                                                  607     63,360
    Temenos Group AG                                              3,482     88,726
    U-Blox AG                                                       184     16,601
    Valartis Group AG                                               200      4,090
    Valiant Holding                                                 812     75,749
    Valora Holding AG                                               224     55,345
    Vaudoise Assurances Holding SA Class B                           41     17,336
    Verwaltungs- und Privat-Bank AG                                 198     19,194
    Vetropack Holding AG                                              9     17,981
#*  Von Roll Holding AG                                           1,435      2,390
    Vontobel Holding AG                                           1,700     68,046
    Walliser Kantonalbank                                            15     12,545
    Ypsomed Holding AG                                              227     14,499
#   Zehnder Group AG                                                480     22,608
    Zug Estates Holding AG                                           12     15,583
    Zuger Kantonalbank AG                                             8     41,800
                                                                        ----------
TOTAL SWITZERLAND                                                        5,501,224
                                                                        ----------
UNITED KINGDOM -- (19.1%)
    888 Holdings P.L.C.                                           5,052     12,875
    A.G.BARR P.L.C.                                               6,780     56,967

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
*   Afren P.L.C.                                                  57,931 $146,435
    African Barrick Gold P.L.C.                                    1,895    5,855
*   Aga Rangemaster Group P.L.C.                                   7,312   15,140
    Alent P.L.C.                                                  15,912   88,431
    AMEC P.L.C.                                                      376    7,091
    Amlin P.L.C.                                                  30,535  208,632
    Anglo Pacific Group P.L.C.                                     9,858   35,086
    Anglo-Eastern Plantations                                        186    2,014
    Anite P.L.C.                                                  19,453   28,091
    Ashmore Group P.L.C.                                          19,064  123,537
    Ashtead Group P.L.C.                                          49,721  522,476
    AZ Electronic Materials SA                                    11,423   52,477
    Balfour Beatty P.L.C.                                         75,362  344,650
    Barratt Developments P.L.C.                                   83,350  446,970
    BBA Aviation P.L.C.                                           33,952  184,028
    Beazley P.L.C.                                                44,533  163,241
    Bellway P.L.C.                                                12,399  298,647
    Berendsen P.L.C.                                              12,354  192,388
    Berkeley Group Holdings P.L.C.                                 7,459  279,601
    Betfair Group P.L.C.                                           2,199   35,466
    Bloomsbury Publishing P.L.C.                                   3,174    8,768
    Bodycote P.L.C.                                               14,936  157,441
    Booker Group P.L.C.                                           79,442  191,339
    BOOT HENRY P.L.C.                                              3,595   10,403
    Bovis Homes Group P.L.C.                                      12,793  160,942
    Brammer P.L.C.                                                 4,499   34,797
    Brewin Dolphin Holdings P.L.C.                                24,645  112,366
    British Polythene Industries P.L.C.                            2,000   21,914
    Britvic P.L.C.                                                16,185  162,044
*   BTG P.L.C.                                                    30,003  201,890
    Bwin.Party Digital Entertainment P.L.C.                       45,519   89,432
    Cable & Wireless Communications P.L.C.                       139,768  104,858
*   Cairn Energy P.L.C.                                           13,593   61,592
    Cape P.L.C.                                                    6,374   28,197
    Capital & Counties Properties P.L.C.                           4,420   24,583
    Carillion P.L.C.                                              41,959  204,424
    Castings P.L.C.                                                4,744   32,896
    Catlin Group, Ltd.                                            24,393  200,389
*   Centamin P.L.C.                                               57,143   45,998
    Chemring Group P.L.C.                                         11,470   40,027
    Chesnara P.L.C.                                                3,745   17,548
    Chime Communications P.L.C.                                    1,262    6,407
    Cineworld Group P.L.C.                                         7,549   44,892
    Clarkson P.L.C.                                                  606   19,527
    Close Brothers Group P.L.C.                                   10,962  222,000
    Cobham P.L.C.                                                 75,745  349,814
*   Colt Group SA                                                 19,039   37,621
    Communisis P.L.C.                                              4,956    5,017
    Computacenter P.L.C.                                           5,989   56,774
    Consort Medical P.L.C.                                         1,541   21,974
    Cranswick P.L.C.                                               4,147   71,299
    CSR P.L.C.                                                    17,258  152,016

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    Daily Mail & General Trust P.L.C.                             19,287 $251,557
    Dairy Crest Group P.L.C.                                      14,462  124,546
    DCC P.L.C.                                                     7,295  326,673
    De La Rue P.L.C.                                               5,731   78,547
    Debenhams P.L.C.                                              94,976  154,937
    Dechra Pharmaceuticals P.L.C.                                  4,618   51,155
    Development Securities P.L.C.                                  5,838   21,885
    Devro P.L.C.                                                  13,974   70,987
    Dignity P.L.C.                                                 3,781   84,518
    Diploma P.L.C.                                                11,860  131,731
*   Dixons Retail P.L.C.                                         392,004  307,136
    Domino Printing Sciences P.L.C.                                9,899  109,624
    Domino's Pizza Group P.L.C.                                    4,910   46,046
    Drax Group P.L.C.                                             25,834  263,748
    DS Smith P.L.C.                                               70,253  340,512
    Dunelm Group P.L.C.                                              394    5,595
    E2V Technologies P.L.C.                                        8,031   18,541
    Electrocomponents P.L.C.                                      49,099  234,729
    Elementis P.L.C.                                              43,587  180,936
*   EnQuest P.L.C.                                                53,104  113,534
*   Enterprise Inns P.L.C.                                        32,204   78,239
*   Essar Energy P.L.C.                                           16,540   31,500
    Essentra PLC                                                  13,325  167,534
    Euromoney Institutional Investor P.L.C.                        4,036   69,598
*   Exillon Energy P.L.C.                                          1,581    6,020
    F&C Asset Management P.L.C.                                   30,246   49,200
    Fenner P.L.C.                                                 18,028  115,504
    Ferrexpo P.L.C.                                               14,004   40,665
    Fiberweb P.L.C.                                                1,782    2,906
    Fidessa Group P.L.C.                                           2,781   90,168
*   Findel P.L.C.                                                  2,049    8,360
    Firstgroup P.L.C.                                            127,647  236,067
    Fortune Oil P.L.C.                                            16,855    2,663
    Fuller Smith & Turner P.L.C.                                   3,070   44,620
*   Future P.L.C.                                                 13,448    3,559
    Galliford Try P.L.C.                                           3,705   68,209
    Games Workshop Group P.L.C.                                      510    6,377
*   Gem Diamonds, Ltd.                                             5,200   13,277
    Genus P.L.C.                                                   5,490  116,020
    Go-Ahead Group P.L.C.                                          4,167  112,325
    Grafton Group P.L.C.                                          14,368  136,467
    Greencore Group P.L.C.                                        43,018  124,031
    Greene King P.L.C.                                            16,409  217,137
    Greggs P.L.C.                                                  6,400   47,157
    Halfords Group P.L.C.                                         18,086  122,495
    Halma P.L.C.                                                  34,762  305,333
    Hays P.L.C.                                                  147,083  293,562
    Headlam Group P.L.C.                                           3,793   24,108
    Helical Bar P.L.C.                                             9,778   47,044
    Henderson Group P.L.C.                                        54,868  188,334
*   Heritage Oil P.L.C.                                           10,769   32,004
    Hikma Pharmaceuticals P.L.C.                                   7,919  152,346

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
UNITED KINGDOM -- (Continued)
    Hill & Smith Holdings P.L.C.                                  7,437 $ 57,299
    Hilton Food Group P.L.C.                                        123      843
    Hiscox, Ltd.                                                 22,058  234,173
    Hochschild Mining P.L.C.                                      8,970   23,786
    Home Retail Group P.L.C.                                     36,030  114,954
    Homeserve P.L.C.                                             15,750   59,177
    Howden Joinery Group P.L.C.                                  38,622  199,740
    Hunting P.L.C.                                               10,454  149,354
    Huntsworth P.L.C.                                             6,947    7,287
    Hyder Consulting P.L.C.                                       2,034   17,765
    ICAP P.L.C.                                                  24,454  151,003
    IG Group Holdings P.L.C.                                     19,766  194,260
*   Imagination Technologies Group P.L.C.                         9,609   42,791
    Inchcape P.L.C.                                              24,576  250,918
    Informa P.L.C.                                               33,824  303,010
    Inmarsat P.L.C.                                              20,138  232,428
*   Innovation Group P.L.C.                                      51,337   26,145
    Intermediate Capital Group P.L.C.                             5,754   44,154
*   International Ferro Metals, Ltd.                              5,038      712
    International Personal Finance P.L.C.                        14,134  130,621
    Interserve P.L.C.                                            13,190  130,007
    Invensys P.L.C.                                              13,824  110,932
*   IP Group P.L.C.                                              25,378   59,823
    ITE Group P.L.C.                                             21,958  113,502
    James Fisher & Sons P.L.C.                                    3,436   61,343
    Jardine Lloyd Thompson Group P.L.C.                          11,064  177,321
    JD Sports Fashion P.L.C.                                        149    2,715
    JD Wetherspoon P.L.C.                                         9,332  105,531
*   JKX Oil & Gas P.L.C.                                          6,993    8,350
    John Menzies P.L.C.                                           3,000   39,415
    John Wood Group P.L.C.                                       16,551  215,501
*   Johnston Press P.L.C.                                        34,674    7,524
    Jupiter Fund Management P.L.C.                               18,826  120,378
    Kcom Group P.L.C.                                            33,394   53,725
    Keller Group P.L.C.                                           5,129   86,391
    Kier Group P.L.C.                                             3,314   95,960
*   Kofax P.L.C.                                                  4,824   29,335
    Ladbrokes P.L.C.                                             55,207  168,978
    Laird P.L.C.                                                 23,635   94,548
*   Lamprell P.L.C.                                              11,550   30,368
    Lancashire Holdings, Ltd.                                    10,414  135,510
    Lavendon Group P.L.C.                                         5,479   16,143
    Liontrust Asset Management P.L.C.                             2,728   10,066
*   Lonmin P.L.C.                                                21,646  111,805
    Lookers P.L.C.                                               10,547   21,961
    Low & Bonar P.L.C.                                            8,760   10,813
    Macfarlane Group P.L.C.                                       6,000    3,703
    Man Group P.L.C.                                             98,343  139,964
    Management Consulting Group P.L.C.                           25,424    9,984
    Marshalls P.L.C.                                             11,710   32,691
    Marston's P.L.C.                                             47,029  114,509
    McBride P.L.C.                                                6,500   11,411

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    Mears Group P.L.C.                                             4,261 $ 29,245
    Mecom Group P.L.C.                                             3,550    3,815
    Melrose Industries P.L.C.                                      5,087   26,080
    Michael Page International P.L.C.                             24,143  187,402
    Micro Focus International P.L.C.                               7,646  100,212
    Millennium & Copthorne Hotels P.L.C.                          13,895  127,002
*   Mitchells & Butlers P.L.C.                                    13,334   85,654
    Mitie Group P.L.C.                                            24,338  122,672
    Mondi P.L.C.                                                   2,246   40,104
    Moneysupermarket.com Group P.L.C.                             11,145   27,371
    Morgan Advanced Materials P.L.C.                              25,937  126,523
    Morgan Sindall Group P.L.C.                                    1,492   19,021
    N Brown Group P.L.C.                                           9,038   75,951
    National Express Group P.L.C.                                 42,204  176,656
    NCC Group P.L.C.                                              12,054   31,635
#   New World Resources P.L.C. Class A                             1,390    1,997
    Northgate P.L.C.                                               7,897   57,279
    Novae Group P.L.C.                                             1,706   15,172
*   Ocado Group P.L.C.                                            13,470   93,750
*   Oxford Biomedica P.L.C.                                       36,513    1,594
    Oxford Instruments P.L.C.                                      3,808   79,410
    Pace P.L.C.                                                   23,936  116,893
    PayPoint P.L.C.                                                3,824   63,796
    Pendragon P.L.C.                                              44,542   27,139
    Pennon Group P.L.C.                                           19,316  210,928
    Persimmon P.L.C.                                              23,193  469,570
*   Petra Diamonds, Ltd.                                          31,328   55,958
    Petropavlovsk P.L.C.                                           9,965   12,788
    Phoenix Group Holdings                                         6,002   74,846
    Photo-Me International P.L.C.                                 11,000   23,457
    Premier Farnell P.L.C.                                        39,625  143,184
*   Premier Foods P.L.C.                                           9,216   22,259
    Premier Oil P.L.C.                                            28,641  159,366
*   Puma Brandenburg, Ltd. Class A                                11,089       --
*   Puma Brandenburg, Ltd. Class B                                11,089       --
*   Punch Taverns P.L.C.                                          41,074    8,926
    PZ Cussons P.L.C.                                             15,366   96,966
    QinetiQ Group P.L.C.                                          41,865  132,870
*   Quintain Estates & Development P.L.C.                         34,088   53,072
    Rank Group P.L.C.                                                218      501
    Rathbone Brothers P.L.C.                                       3,114   81,434
    Raven Russia Ltd                                              14,971   18,816
    Redrow P.L.C.                                                 18,991   80,656
    Regus PLC                                                     52,449  172,113
    Renishaw P.L.C.                                                2,904   75,489
    Rentokil Initial P.L.C.                                      105,628  176,714
    Restaurant Group P.L.C. (The)                                 10,370   95,698
    Ricardo P.L.C.                                                   432    4,223
    Rightmove P.L.C.                                               5,294  224,965
    RM P.L.C.                                                      5,970   10,947
    Rotork P.L.C.                                                  5,316  243,559
    RPC Group P.L.C.                                              13,122  107,347

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------- --------
UNITED KINGDOM -- (Continued)
    RPS Group P.L.C.                                              22,972 $107,073
*   Salamander Energy P.L.C.                                      17,914   30,852
    Savills P.L.C.                                                 8,558   89,149
    SDL P.L.C.                                                     6,280   25,390
    Senior P.L.C.                                                 24,951  119,073
    Serco Group P.L.C.                                            16,594  148,282
    Severfield-Rowen P.L.C.                                        6,026    6,155
    Shanks Group P.L.C.                                           24,540   41,547
    SIG P.L.C.                                                    42,547  140,392
    Smiths News P.L.C.                                            10,824   36,495
    Soco International P.L.C.                                     14,452   92,207
    Spectris P.L.C.                                               11,013  407,787
    Speedy Hire P.L.C.                                            25,705   26,827
    Spirax-Sarco Engineering P.L.C.                                6,360  297,433
    Spirent Communications P.L.C.                                 59,785  105,939
    Spirit Pub Co. P.L.C.                                         41,074   48,227
*   Sports Direct International P.L.C.                             5,543   62,293
    St Ives P.L.C.                                                 3,000    8,677
    St James's Place P.L.C.                                       12,336  133,531
    ST Modwen Properties P.L.C.                                   17,250   97,423
    Stagecoach Group P.L.C.                                       28,753  162,233
    Sthree P.L.C.                                                 10,382   59,686
*   SuperGroup P.L.C.                                                986   18,533
    Synergy Health P.L.C.                                          4,624   76,767
    Synthomer P.L.C.                                              17,421   67,926
    T Clarke P.L.C.                                                3,989    4,284
    TalkTalk Telecom Group P.L.C.                                 17,917   76,698
    Taylor Wimpey P.L.C.                                         237,041  418,227
    Ted Baker P.L.C.                                               2,094   57,195
    Telecity Group P.L.C.                                          3,805   46,518
    Telecom Plus P.L.C.                                            3,672   90,737
*   Thomas Cook Group P.L.C.                                      73,578  169,345
    Topps Tiles P.L.C.                                             5,775    8,182
    Tribal Group P.L.C.                                            1,493    4,488
*   Trinity Mirror P.L.C.                                         15,504   33,096
    TT electronics P.L.C.                                          7,460   23,811
    Tullett Prebon P.L.C.                                         18,538   94,429
    UBM P.L.C.                                                    14,281  156,328
    UDG Healthcare P.L.C.                                         18,534   92,531
    Ultra Electronics Holdings P.L.C.                              4,692  145,497
    Unite Group P.L.C.                                            16,170  102,785
    UTV Media P.L.C.                                               2,430    8,861
*   Vectura Group P.L.C.                                          20,878   36,927
    Vesuvius P.L.C.                                               19,194  149,218
    Victrex P.L.C.                                                 5,558  146,885
    Vitec Group P.L.C. (The)                                       2,000   22,483
    Volex P.L.C.                                                   1,125    2,241
    WH Smith P.L.C.                                                9,800  141,430
    Wilmington Group P.L.C.                                        6,879   23,795
*   Wincanton P.L.C.                                               5,790   11,796
*   Wolfson Microelectronics P.L.C.                                7,866   17,676
    WS Atkins P.L.C.                                              10,377  205,280

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                     SHARES     VALUE++
                                                                   ---------- ------------
UNITED KINGDOM -- (Continued)
      Xaar P.L.C.                                                       5,758 $     77,343
      Xchanging P.L.C.                                                 11,978       24,317
      XP Power, Ltd.                                                      132        3,330
                                                                              ------------
TOTAL UNITED KINGDOM                                                            25,788,335
                                                                              ------------
UNITED STATES -- (0.0%)
*     McEwen Mining--Minera Andes Andes Acquisition Corp.               8,464       17,697
                                                                              ------------
TOTAL COMMON STOCKS                                                            118,618,768
                                                                              ------------
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
      McBride P.L.C.                                                  214,500          344
                                                                              ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13                                      2,073           --
                                                                              ------------
ITALY -- (0.0%)
#*    Hera SpA Rights 11/19/13                                         52,046          940
                                                                              ------------
TOTAL RIGHTS/WARRANTS                                                                  940
                                                                              ------------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                      (000)     VALUE+
                                                                   ---------- ------------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund                                1,382,887   16,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $854,764 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $772,979) to be repurchased at
        $757,826                                                   $      758      757,823
                                                                              ------------
TOTAL SECURITIES LENDING COLLATERAL                                             16,757,823
                                                                              ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $119,891,844)                             $135,377,875
                                                                              ============

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES    VALUE+
                                                                 ------- ----------
COMMON STOCKS -- (81.5%)
Consumer Discretionary -- (18.9%)
    Advance Auto Parts, Inc.                                       7,280 $  722,030
#   Allison Transmission Holdings, Inc.                            1,740     42,369
*   Amazon.com, Inc.                                               6,920  2,519,088
#*  AutoNation, Inc.                                               2,307    111,267
*   Bed Bath & Beyond, Inc.                                        9,795    757,349
    Best Buy Co., Inc.                                            18,623    797,064
    BorgWarner, Inc.                                               4,923    507,709
    Brunswick Corp.                                                6,019    271,637
#   Carter's, Inc.                                                 2,384    164,854
    CBS Corp. Class B                                             11,017    651,545
*   Charter Communications, Inc. Class A                           7,584  1,018,076
*   Chipotle Mexican Grill, Inc.                                   1,313    691,912
    Cinemark Holdings, Inc.                                        3,980    130,584
    Coach, Inc.                                                   22,345  1,132,445
    Delphi Automotive P.L.C.                                       9,609    549,635
#   Dick's Sporting Goods, Inc.                                    7,374    392,371
    DISH Network Corp. Class A                                     6,527    314,601
*   Dollar General Corp.                                           6,382    368,752
*   Dollar Tree, Inc.                                             17,721  1,034,906
#   DSW, Inc. Class A                                              1,455    127,560
#   Family Dollar Stores, Inc.                                     8,753    602,907
#   Ford Motor Co.                                               172,287  2,947,831
*   Fossil Group, Inc.                                             2,522    320,143
    Gap, Inc. (The)                                                9,176    339,420
#   Genuine Parts Co.                                             10,007    788,852
    GNC Holdings, Inc. Class A                                     5,938    349,273
#   Goodyear Tire & Rubber Co. (The)                              17,353    364,066
    H&R Block, Inc.                                               20,508    583,247
    Hanesbrands, Inc.                                              7,221    491,894
#   Harley-Davidson, Inc.                                          9,706    621,572
#   Hasbro, Inc.                                                   8,571    442,692
    Home Depot, Inc. (The)                                        51,286  3,994,667
#   HSN, Inc.                                                      1,014     53,134
#   International Game Technology                                 26,606    500,193
    Interpublic Group of Cos., Inc. (The)                         16,255    273,084
#*  Lamar Advertising Co. Class A                                  2,441    111,578
    Las Vegas Sands Corp.                                          8,940    627,767
*   Liberty Global P.L.C. Class A                                  4,272    334,797
*   Liberty Global P.L.C. Series C                                 2,780    208,111
#*  Lions Gate Entertainment Corp.                                 9,558    330,516
    Lowe's Cos., Inc.                                             33,627  1,673,952
#*  Lululemon Athletica, Inc.                                      4,960    342,488
    Mattel, Inc.                                                  14,097    625,484
    McDonald's Corp.                                              32,144  3,102,539
#*  Michael Kors Holdings, Ltd.                                   16,394  1,261,518
#   Newell Rubbermaid, Inc.                                       21,900    648,897
    NIKE, Inc. Class B                                             7,443    563,882
#   Nordstrom, Inc.                                               15,312    925,917
*   O'Reilly Automotive, Inc.                                      8,846  1,095,223
    Omnicom Group, Inc.                                              169     11,511
#*  Panera Bread Co. Class A                                       1,131    178,607

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Discretionary -- (Continued)
#   PetSmart, Inc.                                                7,812 $   568,401
#   Polaris Industries, Inc.                                      5,126     671,250
*   priceline.com, Inc.                                           1,038   1,093,876
#   Ralph Lauren Corp.                                              935     154,873
    Ross Stores, Inc.                                            15,347   1,187,090
#   Scripps Networks Interactive, Inc. Class A                    8,653     696,566
#   Sirius XM Radio, Inc.                                        60,556     228,296
#   Starbucks Corp.                                              17,200   1,394,060
#   Starwood Hotels & Resorts Worldwide, Inc.                     8,433     620,837
#   Tiffany & Co.                                                 5,474     433,377
    TJX Cos., Inc.                                               24,904   1,513,914
    Tractor Supply Co.                                            6,482     462,491
#*  TripAdvisor, Inc.                                             5,069     419,257
#   Tupperware Brands Corp.                                       3,245     290,914
    Twenty-First Century Fox, Inc. Class A                       34,630   1,180,190
#*  Ulta Salon Cosmetics & Fragrance, Inc.                        2,646     340,937
*   Under Armour, Inc. Class A                                    1,124      91,213
#*  Urban Outfitters, Inc.                                        2,065      78,222
    VF Corp.                                                      1,947     418,605
#   Viacom, Inc. Class A                                            167      13,953
#   Viacom, Inc. Class B                                          9,559     796,169
#   Williams-Sonoma, Inc.                                         6,046     317,052
    Wyndham Worldwide Corp.                                       5,351     355,306
#   Wynn Resorts, Ltd.                                               91      15,129
    Yum! Brands, Inc.                                            14,046     949,790
                                                                        -----------
Total Consumer Discretionary                                             51,313,284
                                                                        -----------
Consumer Staples -- (10.7%)
    Altria Group, Inc.                                           70,000   2,606,100
#   Avon Products, Inc.                                          31,452     550,410
#   Brown-Forman Corp. Class A                                      418      30,129
#   Brown-Forman Corp. Class B                                    9,160     668,497
#   Campbell Soup Co.                                            22,407     953,866
#   Clorox Co. (The)                                              9,709     875,655
    Coca-Cola Co. (The)                                          42,689   1,689,204
    Coca-Cola Enterprises, Inc.                                  11,164     465,874
    Colgate-Palmolive Co.                                        31,081   2,011,873
    Costco Wholesale Corp.                                        4,883     576,194
#*  Dean Foods Co.                                                4,672      91,104
    Dr Pepper Snapple Group, Inc.                                14,004     663,089
#   Estee Lauder Cos., Inc. (The) Class A                         7,806     553,914
    Flowers Foods, Inc.                                           4,172     105,718
    General Mills, Inc.                                          13,425     676,889
#*  Green Mountain Coffee Roasters, Inc.                          6,429     403,805
#   Herbalife, Ltd.                                               7,478     484,724
#   Hershey Co. (The)                                             4,850     481,314
    Hillshire Brands Co.                                          8,429     276,724
#   Kellogg Co.                                                   7,773     491,642
#   Kimberly-Clark Corp.                                         12,091   1,305,828
    Kraft Foods Group, Inc.                                      19,878   1,080,966
    Kroger Co. (The)                                             22,062     945,136
#   McCormick & Co., Inc.(579780107)                                100       6,807

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Staples -- (Continued)
#   McCormick & Co., Inc.(579780206)                              5,026 $   347,548
#   Mead Johnson Nutrition Co.                                   14,431   1,178,435
#*  Monster Beverage Corp.                                       12,168     696,375
#   Nu Skin Enterprises, Inc. Class A                             3,175     371,253
    PepsiCo, Inc.                                                35,906   3,019,336
#*  Pilgrim's Pride Corp.                                         6,736      95,449
#   Reynolds American, Inc.                                       6,898     354,350
#   Sysco Corp.                                                  18,648     603,076
    Wal-Mart Stores, Inc.                                        54,664   4,195,462
#*  WhiteWave Foods Co. Class A                                   2,386      47,744
#   Whole Foods Market, Inc.                                      3,645     230,109
                                                                        -----------
Total Consumer Staples                                                   29,134,599
                                                                        -----------
Energy -- (2.5%)
#*  Continental Resources, Inc.                                   1,458     166,066
    Core Laboratories NV                                          3,346     626,438
*   Dresser-Rand Group, Inc.                                      3,065     186,260
#*  FMC Technologies, Inc.                                        9,925     501,709
    Halliburton Co.                                              19,971   1,059,062
#*  Oasis Petroleum, Inc.                                         7,012     373,389
    Oceaneering International, Inc.                               4,545     390,324
#   RPC, Inc.                                                     5,958     109,270
    Schlumberger, Ltd.                                           26,012   2,437,845
*   Southwestern Energy Co.                                      25,901     964,035
                                                                        -----------
Total Energy                                                              6,814,398
                                                                        -----------
Financials -- (2.8%)
*   Altisource Portfolio Solutions SA                               381      59,924
    American Express Co.                                         28,586   2,338,335
#   CBOE Holdings, Inc.                                           6,398     310,303
*   CBRE Group, Inc. Class A                                     10,964     254,694
#   Eaton Vance Corp.                                             8,910     372,527
    Erie Indemnity Co. Class A                                    3,760     270,043
    Franklin Resources, Inc.                                      6,945     374,058
    LPL Financial Holdings, Inc.                                  4,433     180,600
    Marsh & McLennan Cos., Inc.                                  11,548     528,898
    McGraw Hill Financial, Inc.                                   8,197     571,167
    Moody's Corp.                                                16,074   1,135,789
*   Ocwen Financial Corp.                                         4,864     273,503
    T Rowe Price Group, Inc.                                      5,299     410,196
#   Waddell & Reed Financial, Inc. Class A                        6,358     392,606
                                                                        -----------
Total Financials                                                          7,472,643
                                                                        -----------
Health Care -- (10.5%)
    Abbott Laboratories                                           1,464      53,509
#   AbbVie, Inc.                                                 55,361   2,682,240
#   Allergan, Inc.                                                2,201     199,433
    AmerisourceBergen Corp.                                      18,434   1,204,293
    Amgen, Inc.                                                  15,033   1,743,828
    Baxter International, Inc.                                   11,353     747,822
    Becton Dickinson and Co.                                      6,104     641,714

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Health Care -- (Continued)
*   Biogen Idec, Inc.                                             2,589 $   632,208
*   Bruker Corp.                                                  1,069      21,861
    Cardinal Health, Inc.                                         7,049     413,494
*   Celgene Corp.                                                 4,373     649,347
    Covidien P.L.C.                                               8,734     559,937
#   CR Bard, Inc.                                                 5,803     790,485
*   DaVita HealthCare Partners, Inc.                              6,582     369,974
    Eli Lilly & Co.                                              29,042   1,446,872
*   Endo Health Solutions, Inc.                                  12,125     530,226
*   Gilead Sciences, Inc.                                        35,636   2,529,800
#*  IDEXX Laboratories, Inc.                                      3,852     415,477
    Johnson & Johnson                                            67,574   6,258,028
#*  Laboratory Corp. of America Holdings                          6,606     666,545
    McKesson Corp.                                                7,184   1,123,147
    Medtronic, Inc.                                               7,445     427,343
#*  Mettler-Toledo International, Inc.                            2,235     553,073
*   Mylan, Inc.                                                  20,691     783,568
#   Perrigo Co.                                                   1,975     272,333
#   Questcor Pharmaceuticals, Inc.                                4,031     247,382
#*  Regeneron Pharmaceuticals, Inc.                               1,641     471,952
*   Salix Pharmaceuticals, Ltd.                                   1,980     142,065
#   St Jude Medical, Inc.                                        11,872     681,334
#*  Tenet Healthcare Corp.                                       10,841     511,587
#*  United Therapeutics Corp.                                     2,092     185,184
#*  Varian Medical Systems, Inc.                                  4,543     329,731
*   Waters Corp.                                                  1,795     181,151
                                                                        -----------
Total Health Care                                                        28,466,943
                                                                        -----------
Industrials -- (13.2%)
    3M Co.                                                       15,117   1,902,474
    AMETEK, Inc.                                                  4,986     238,480
#   Babcock & Wilcox Co. (The)                                    4,857     156,444
#   Boeing Co. (The)                                             25,030   3,266,415
#   Caterpillar, Inc.                                            30,155   2,513,721
#   CH Robinson Worldwide, Inc.                                   6,727     401,871
    Copa Holdings SA Class A                                      1,442     215,637
#*  Copart, Inc.                                                  5,256     169,401
    Crane Co.                                                     2,423     153,861
    Cummins, Inc.                                                 3,520     447,110
    Deere & Co.                                                   7,967     652,019
#   Delta Air Lines, Inc.                                        28,365     748,269
#   Donaldson Co., Inc.                                           4,505     178,443
    Dover Corp.                                                   3,224     295,931
    Emerson Electric Co.                                         23,528   1,575,670
    Equifax, Inc.                                                   411      26,579
#   Fastenal Co.                                                  9,069     451,636
#   Flowserve Corp.                                               5,891     409,248
    Fluor Corp.                                                  12,840     952,985
    Graco, Inc.                                                   4,505     348,056
*   Hexcel Corp.                                                  4,050     171,356
    Honeywell International, Inc.                                15,486   1,343,101
    Hubbell, Inc. Class A                                           200      19,360

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
#   Hubbell, Inc. Class B                                         2,194 $   235,943
#   Huntington Ingalls Industries, Inc.                           4,977     356,104
    Illinois Tool Works, Inc.                                     8,966     706,431
#   Iron Mountain, Inc.                                           5,530     146,766
    ITT Corp.                                                     2,878     114,343
    JB Hunt Transport Services, Inc.                              8,883     666,492
    Lennox International, Inc.                                    3,639     284,060
#   Lincoln Electric Holdings, Inc.                               3,510     243,032
#   Lockheed Martin Corp.                                         9,506   1,267,530
    Masco Corp.                                                   7,477     157,989
#*  Middleby Corp.                                                  378      86,052
#   MSC Industrial Direct Co., Inc. Class A                       1,629     124,407
#   Nordson Corp.                                                 2,690     193,922
*   Old Dominion Freight Line, Inc.                               6,222     291,812
    PACCAR, Inc.                                                  7,393     411,051
    Pall Corp.                                                    1,574     126,738
#   Parker Hannifin Corp.                                         6,253     729,850
#   Pitney Bowes, Inc.                                           12,968     276,737
    Raytheon Co.                                                  9,003     741,577
    Robert Half International, Inc.                               9,816     378,210
#   Rockwell Automation, Inc.                                    11,292   1,246,750
#   Rockwell Collins, Inc.                                       10,340     722,042
#   Rollins, Inc.                                                 9,475     261,889
#*  Sensata Technologies Holding NV                               3,679     138,441
    Snap-on, Inc.                                                 2,487     258,822
    Toro Co. (The)                                                  401      23,635
    TransDigm Group, Inc.                                         3,842     558,665
    Tyco International, Ltd.                                      8,330     304,462
#*  United Continental Holdings, Inc.                            38,278   1,299,538
#   United Parcel Service, Inc. Class B                          25,198   2,475,452
    United Technologies Corp.                                    20,293   2,156,131
#   Valmont Industries, Inc.                                        839     117,880
*   Verisk Analytics, Inc. Class A                               13,252     908,027
*   WABCO Holdings, Inc.                                          4,605     394,556
#   Wabtec Corp.                                                  3,730     243,159
    Watsco, Inc.                                                    604      57,555
    WW Grainger, Inc.                                             1,247     335,406
                                                                        -----------
Total Industrials                                                        35,679,523
                                                                        -----------
Information Technology -- (16.2%)
    Accenture P.L.C. Class A                                     20,833   1,531,226
#*  Alliance Data Systems Corp.                                   3,539     838,955
    Amphenol Corp. Class A                                        6,691     537,220
    Apple, Inc.                                                  16,402   8,567,585
    Automatic Data Processing, Inc.                               9,612     720,612
    Avago Technologies, Ltd.                                      2,553     115,983
#   Broadridge Financial Solutions, Inc.                          8,987     315,983
*   Cadence Design Systems, Inc.                                    100       1,297
*   Cognizant Technology Solutions Corp. Class A                  3,723     323,640
#*  F5 Networks, Inc.                                               970      79,065
#   FactSet Research Systems, Inc.                                3,201     348,717
#*  Fiserv, Inc.                                                  5,599     586,383

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES    VALUE+
                                                                 ------- -----------
Information Technology -- (Continued)
*   FleetCor Technologies, Inc.                                    2,695 $   310,868
#*  Gartner, Inc.                                                  7,040     415,008
*   Genpact, Ltd.                                                  6,193     122,807
#   Global Payments, Inc.                                          3,131     186,232
#   Harris Corp.                                                  11,641     721,276
    International Business Machines Corp.                         23,672   4,242,259
#   Intuit, Inc.                                                   5,919     422,676
#   IPG Photonics Corp.                                              634      42,015
#   Jack Henry & Associates, Inc.                                  3,535     193,046
#   KLA-Tencor Corp.                                               1,003      65,797
#   Linear Technology Corp.                                       17,102     703,576
    LSI Corp.                                                     23,136     196,193
    Mastercard, Inc. Class A                                       3,677   2,636,777
#   Maxim Integrated Products, Inc.                                8,156     242,233
    Microsoft Corp.                                              245,896   8,692,424
#   Motorola Solutions, Inc.                                       4,487     280,527
*   NCR Corp.                                                      3,444     125,878
#*  NeuStar, Inc. Class A                                          2,440     112,045
    Oracle Corp.                                                 124,799   4,180,767
#   Paychex, Inc.                                                 27,781   1,174,025
#*  Rackspace Hosting, Inc.                                        4,483     229,664
#   Seagate Technology P.L.C.                                     38,013   1,850,473
#   Solera Holdings, Inc.                                          2,016     113,340
    Symantec Corp.                                                10,673     242,704
    Syntel, Inc.                                                     449      38,542
*   Teradata Corp.                                                 4,561     201,003
    Texas Instruments, Inc.                                       24,339   1,024,185
#   Total System Services, Inc.                                    7,619     227,275
*   Ultimate Software Group, Inc.                                     70      10,814
#*  Vantiv, Inc. Class A                                           9,632     264,880
#*  VeriSign, Inc.                                                   100       5,428
#   Western Union Co. (The)                                       40,791     694,263
#*  WEX, Inc.                                                        900      84,015
                                                                         -----------
Total Information Technology                                              44,019,681
                                                                         -----------
Materials -- (5.6%)
    Air Products & Chemicals, Inc.                                 4,392     478,772
#   Airgas, Inc.                                                   5,377     586,469
    Albemarle Corp.                                                2,630     174,080
    Avery Dennison Corp.                                           4,284     201,862
    Axiall Corp.                                                     201       7,817
    Ball Corp.                                                    10,746     525,372
#   Celanese Corp. Series A                                       10,740     601,547
    Eastman Chemical Co.                                          12,454     981,251
#   Ecolab, Inc.                                                   5,581     591,586
    EI du Pont de Nemours & Co.                                   32,249   1,973,639
    FMC Corp.                                                      9,913     721,270
    International Flavors & Fragrances, Inc.                       3,370     278,530
    LyondellBasell Industries NV Class A                          13,258     989,047
    Monsanto Co.                                                   7,632     800,444
#   NewMarket Corp.                                                  982     305,755
*   Owens-Illinois, Inc.                                          16,965     539,317

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                    SHARES      VALUE+
                                                                   --------- ------------
Materials -- (Continued)
#     Packaging Corp. of America                                       4,135 $    257,528
      PPG Industries, Inc.                                             2,988      545,549
#     Praxair, Inc.                                                   10,031    1,250,966
      Rockwood Holdings, Inc.                                          5,695      360,209
      RPM International, Inc.                                          5,680      219,930
      Scotts Miracle-Gro Co. (The) Class A                             1,980      116,266
      Sealed Air Corp.                                                14,005      422,671
#     Sherwin-Williams Co. (The)                                       2,727      512,676
#     Sigma-Aldrich Corp.                                              5,021      433,965
#     Silgan Holdings, Inc.                                            1,647       74,230
#     Southern Copper Corp.                                            3,129       87,456
      Valspar Corp. (The)                                              6,424      449,487
#     Westlake Chemical Corp.                                          1,313      141,042
*     WR Grace & Co.                                                   6,094      558,576
                                                                             ------------
Total Materials                                                                15,187,309
                                                                             ------------
Telecommunication Services -- (0.9%)
*     Crown Castle International Corp.                                 5,664      430,577
#*    Level 3 Communications, Inc.                                    24,040      734,422
#*    SBA Communications Corp. Class A                                10,203      892,456
#*    tw telecom, Inc.                                                11,157      351,669
                                                                             ------------
Total Telecommunication Services                                                2,409,124
                                                                             ------------
Utilities -- (0.2%)
#     ONEOK, Inc.                                                      8,590      485,335
                                                                             ------------
TOTAL COMMON STOCKS                                                           220,982,839
                                                                             ------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional Liquid Reserves, 0.073%           3,139,207    3,139,207
                                                                             ------------

                                                                    SHARES/
                                                                     FACE
                                                                    AMOUNT
                                                                     (000)
                                                                   ---------
SECURITIES LENDING COLLATERAL -- (17.3%)
(S)@  DFA Short Term Investment Fund                               4,064,092   47,021,543
                                                                             ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $249,305,957)                            $271,143,589
                                                                             ============

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES  VALUE+
                                                                 ------ --------
COMMON STOCKS -- (66.6%)
Consumer Discretionary -- (16.3%)
*   AFC Enterprises, Inc.                                         8,179 $364,620
#*  American Public Education, Inc.                               4,567  182,817
#*  ANN, Inc.                                                    15,041  531,850
#   Arctic Cat, Inc.                                              4,496  235,590
*   Asbury Automotive Group, Inc.                                10,685  513,414
*   Ascent Capital Group, Inc. Class A                              641   54,113
#*  Bally Technologies, Inc.                                      8,612  629,882
    Belo Corp. Class A                                           10,018  137,547
#   Big 5 Sporting Goods Corp.                                    1,200   22,692
#*  Big Lots, Inc.                                               15,261  554,890
#*  Blue Nile, Inc.                                               3,481  142,965
#   Bob Evans Farms, Inc.                                         6,857  391,466
*   Bravo Brio Restaurant Group, Inc.                             4,755   70,992
    Brown Shoe Co., Inc.                                         11,120  249,533
#   Buckle, Inc. (The)                                           12,177  595,942
#*  Buffalo Wild Wings, Inc.                                      4,715  672,265
#*  Capella Education Co.                                         3,381  205,971
*   Carmike Cinemas, Inc.                                         4,000   91,560
    Carriage Services, Inc.                                       4,360   87,592
#   Cato Corp. (The) Class A                                      2,703   81,009
#*  Cavco Industries, Inc.                                          400   23,428
#   CEC Entertainment, Inc.                                       4,339  201,113
#   Cheesecake Factory, Inc. (The)                               18,039  852,343
    Cherokee, Inc.                                                  640    8,781
    Churchill Downs, Inc.                                         1,571  134,965
#*  Conn's, Inc.                                                  9,808  592,795
#   Cooper Tire & Rubber Co.                                     13,135  341,641
#   Cracker Barrel Old Country Store, Inc.                        6,492  713,276
*   Crown Media Holdings, Inc. Class A                            5,366   17,815
    CST Brands, Inc.                                              1,533   49,424
    CTC Media, Inc.                                              36,327  459,173
    Culp, Inc.                                                    2,228   43,112
#*  Deckers Outdoor Corp.                                         9,018  620,709
#   Destination Maternity Corp.                                   2,990   93,408
#   Dorman Products, Inc.                                         9,960  484,156
#   Drew Industries, Inc.                                         5,838  293,418
    Einstein Noah Restaurant Group, Inc.                          2,769   49,399
#   Entravision Communications Corp. Class A                     15,339  103,385
#   Ethan Allen Interiors, Inc.                                   1,178   31,382
*   Express, Inc.                                                30,112  698,899
#*  Famous Dave's Of America, Inc.                                  600   10,830
#*  Federal-Mogul Corp.                                           9,718  199,122
#*  Fiesta Restaurant Group, Inc.                                 5,675  240,563
#*  G-III Apparel Group, Ltd.                                     6,499  368,623
#*  Gentherm, Inc.                                                8,369  195,416
    Gordmans Stores, Inc.                                         4,293   42,501
#*  Grand Canyon Education, Inc.                                 10,914  515,905
#   Guess?, Inc.                                                 14,115  441,094
#*  Hibbett Sports, Inc.                                          7,089  413,501
    Hillenbrand, Inc.                                            16,591  468,198
#   Interval Leisure Group, Inc.                                 14,333  347,862

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Consumer Discretionary -- (Continued)
#*  iRobot Corp.                                                 11,126 $376,838
#*  Jack in the Box, Inc.                                        11,367  462,410
#*  Kirkland's, Inc.                                              4,328   76,822
*   Kona Grill, Inc.                                                200    2,746
#*  Krispy Kreme Doughnuts, Inc.                                  2,302   55,847
    La-Z-Boy, Inc.                                               13,895  320,697
#*  LeapFrog Enterprises, Inc.                                    3,441   29,455
*   Libbey, Inc.                                                  4,937  105,405
*   LIN Media LLC Class A                                         5,870  144,226
#   Lithia Motors, Inc. Class A                                   5,953  374,146
#*  Lumber Liquidators Holdings, Inc.                             6,113  698,043
#   Matthews International Corp. Class A                            124    5,034
#*  Mattress Firm Holding Corp.                                     748   22,485
*   Modine Manufacturing Co.                                     10,123  134,838
#*  Monarch Casino & Resort, Inc.                                   800   13,528
#   Monro Muffler Brake, Inc.                                     8,365  384,790
#   Movado Group, Inc.                                            3,449  160,827
#*  Nathan's Famous, Inc.                                         1,228   63,021
#*  Nautilus, Inc.                                                7,490   59,620
*   New York & Co., Inc.                                         14,303   73,231
#   New York Times Co. (The) Class A                             37,940  524,710
#   Nexstar Broadcasting Group, Inc. Class A                      4,775  211,962
#   Nutrisystem, Inc.                                             7,237  136,056
#*  Orbitz Worldwide, Inc.                                       27,307  252,317
#*  Outerwall, Inc.                                               4,206  273,306
*   Overstock.com, Inc.                                           5,980  140,111
#   Oxford Industries, Inc.                                       4,186  300,429
#   Papa John's International, Inc.                               5,663  428,519
#   PetMed Express, Inc.                                          1,588   23,566
#   Pier 1 Imports, Inc.                                         24,195  505,192
#   Pool Corp.                                                   12,102  658,107
#*  Red Robin Gourmet Burgers, Inc.                               3,546  270,134
    Ruth's Hospitality Group, Inc.                               10,280  125,313
#   Ryland Group, Inc. (The)                                      4,774  191,915
*   Scientific Games Corp. Class A                               17,879  326,828
#*  Select Comfort Corp.                                         14,529  266,171
#*  SHFL Entertainment, Inc.                                     11,159  258,666
#*  Shutterfly, Inc.                                              9,884  485,700
#   Sinclair Broadcast Group, Inc. Class A                       17,966  575,990
#*  Smith & Wesson Holding Corp.                                 16,238  175,046
*   Sonic Corp.                                                  19,100  368,630
#   Sotheby's                                                       891   46,243
#   Standard Motor Products, Inc.                                 6,075  219,672
*   Steven Madden, Ltd.                                          10,140  371,935
#   Sturm Ruger & Co., Inc.                                       1,130   73,913
*   Tenneco, Inc.                                                13,454  714,004
#   Texas Roadhouse, Inc.                                        19,465  533,730
#   Thor Industries, Inc.                                         7,201  417,730
#*  Tile Shop Holdings, Inc.                                     13,943  311,347
*   Tower International, Inc.                                     5,574  118,280
    Town Sports International Holdings, Inc.                        977   12,623
#   Vail Resorts, Inc.                                            9,162  645,463

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Consumer Discretionary -- (Continued)
#   Valassis Communications, Inc.                                 1,945 $    53,215
#*  Valuevision Media, Inc. Class A                               2,580      13,777
#*  Vera Bradley, Inc.                                            2,379      52,695
*   Vitamin Shoppe, Inc.                                          1,300      60,983
#   Winmark Corp.                                                 1,164      85,216
#*  Winnebago Industries, Inc.                                    7,049     209,073
#   Wolverine World Wide, Inc.                                    9,539     550,782
#   World Wrestling Entertainment, Inc. Class A                   1,300      16,835
#*  Zumiez, Inc.                                                  8,253     244,619
                                                                        -----------
Total Consumer Discretionary                                             29,687,759
                                                                        -----------
Consumer Staples -- (3.4%)
#   Alico, Inc.                                                   1,296      51,788
#*  Annie's, Inc.                                                 2,785     131,591
#   Arden Group, Inc. Class A                                       764      99,320
#   B&G Foods, Inc.                                              13,809     467,435
#*  Boston Beer Co., Inc. (The) Class A                           1,668     382,956
#   Cal-Maine Foods, Inc.                                           591      29,981
#   Calavo Growers, Inc.                                          2,943      87,378
    Casey's General Stores, Inc.                                  8,923     650,308
*   Chefs' Warehouse, Inc. (The)                                  6,450     154,542
#*  Dean Foods Co.                                                6,735     131,332
#*  Farmer Bros Co.                                               1,211      21,871
#*  Fresh Market, Inc. (The)                                     13,191     671,554
#   Harris Teeter Supermarkets, Inc.                              6,062     298,978
    Inter Parfums, Inc.                                           7,435     261,415
#*  Inventure Foods, Inc.                                         2,932      33,014
#   J&J Snack Foods Corp.                                         4,868     416,555
#   Lancaster Colony Corp.                                        7,114     590,391
#*  Medifast, Inc.                                                3,714      86,573
#   National Beverage Corp.                                       2,300      42,113
#   Oil-Dri Corp. of America                                      1,477      52,419
#   Orchids Paper Products Co.                                    1,600      48,800
#*  Pilgrim's Pride Corp.                                         8,435     119,524
*   Prestige Brands Holdings, Inc.                               13,098     409,051
    Rocky Mountain Chocolate Factory, Inc.                          400       5,072
#   Sanderson Farms, Inc.                                         4,383     277,049
#*  Susser Holdings Corp.                                         5,463     299,591
#   WD-40 Co.                                                     3,898     282,566
                                                                        -----------
Total Consumer Staples                                                    6,103,167
                                                                        -----------
Energy -- (1.7%)
#*  Bonanza Creek Energy, Inc.                                    9,966     503,682
#   CARBO Ceramics, Inc.                                          1,384     173,471
    Crosstex Energy, Inc.                                        13,004     399,093
#   EXCO Resources, Inc.                                         45,637     246,896
#*  Gastar Exploration, Ltd.                                     13,440      58,061
#*  Geospace Technologies Corp.                                   2,348     228,742
#*  Goodrich Petroleum Corp.                                      3,027      70,802
#*  Matador Resources Co.                                        13,944     256,709
#   Panhandle Oil and Gas, Inc. Class A                             360      12,085
*   PDC Energy, Inc.                                              9,713     658,638

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ ----------
Energy -- (Continued)
#*  PetroQuest Energy, Inc.                                       7,428 $   35,060
#*  Rex Energy Corp.                                             14,624    314,416
#*  RigNet, Inc.                                                  2,279     84,004
#*  Synergy Resources Corp.                                       1,277     13,230
#*  Willbros Group, Inc.                                          9,816     95,804
                                                                        ----------
Total Energy                                                             3,150,693
                                                                        ----------
Financials -- (4.9%)
*   Altisource Portfolio Solutions SA                             4,397    691,560
#   Bank of Hawaii Corp.                                         12,325    714,604
#   Bank of the Ozarks, Inc.                                      9,499    470,011
#   BGC Partners, Inc. Class A                                   33,807    179,853
#*  BofI Holding, Inc.                                            3,490    210,866
#   Cohen & Steers, Inc.                                          2,284     87,614
*   Consumer Portfolio Services, Inc.                             3,825     25,704
#   Crawford & Co. Class B                                        1,463     16,078
#*  Credit Acceptance Corp.                                       4,028    476,512
#   Diamond Hill Investment Group, Inc.                             909    100,235
#*  eHealth, Inc.                                                 1,006     42,876
#   Evercore Partners, Inc. Class A                              10,397    524,737
#   Federated Investors, Inc. Class B                             3,143     85,238
#*  First Cash Financial Services, Inc.                           7,362    445,327
#   FXCM, Inc. Class A                                            4,515     74,001
    Gain Capital Holdings, Inc.                                     500      5,235
#   GAMCO Investors, Inc. Class A                                 1,319     94,322
#*  Green Dot Corp. Class A                                       8,368    179,577
#   Greenhill & Co., Inc.                                         5,481    281,175
#   HCI Group, Inc.                                               2,858    125,581
#   HFF, Inc. Class A                                            10,675    262,071
#   Home BancShares, Inc.                                        13,280    449,926
#   Investors Bancorp, Inc.                                      24,995    592,632
    MarketAxess Holdings, Inc.                                    9,012    587,853
#*  Portfolio Recovery Associates, Inc.                           6,270    372,752
#   Pzena Investment Management, Inc. Class A                     1,700     12,223
*   Virtus Investment Partners, Inc.                              2,045    416,198
#   Westamerica BanCorp.                                          6,954    357,992
#*  Western Alliance Bancorp                                     21,740    459,801
#   Westwood Holdings Group, Inc.                                 2,094    111,673
#*  WisdomTree Investments, Inc.                                 34,954    485,861
#*  World Acceptance Corp.                                          644     67,053
                                                                        ----------
Total Financials                                                         9,007,141
                                                                        ----------
Health Care -- (8.2%)
*   Accretive Health, Inc.                                       13,774    113,773
#*  Addus HomeCare Corp.                                            544     14,062
#   Air Methods Corp.                                             8,653    378,309
#*  Akorn, Inc.                                                  21,780    445,183
#*  AMN Healthcare Services, Inc.                                11,065    137,206
*   Anika Therapeutics, Inc.                                      3,667    109,533
*   ArthroCare Corp.                                              4,983    186,564
    Atrion Corp.                                                    547    146,147
#*  Auxilium Pharmaceuticals, Inc.                               12,467    214,557

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Health Care -- (Continued)
*   Biospecifics Technologies Corp.                                 700 $    13,090
#*  Cambrex Corp.                                                 4,903      82,468
#   Cantel Medical Corp.                                          7,284     255,668
#*  Capital Senior Living Corp.                                   1,119      24,819
#*  Charles River Laboratories International, Inc.               13,386     658,725
#   Chemed Corp.                                                  4,205     285,183
#   Computer Programs & Systems, Inc.                             2,645     150,871
*   Corvel Corp.                                                  4,292     178,547
#*  Cyberonics, Inc.                                              7,096     409,865
#*  Emeritus Corp.                                                5,728     109,748
#   Ensign Group, Inc. (The)                                      5,608     238,789
#*  ExamWorks Group, Inc.                                         8,229     212,720
#*  Gentiva Health Services, Inc.                                 7,822      89,562
#*  Haemonetics Corp.                                            10,682     433,262
#   Hi-Tech Pharmacal Co., Inc.                                      28       1,207
#   Hill-Rom Holdings, Inc.                                      16,008     660,970
#*  HMS Holdings Corp.                                           19,439     410,746
*   ICU Medical, Inc.                                             4,112     254,122
#*  Integra LifeSciences Holdings Corp.                           1,461      66,885
#*  IPC The Hospitalist Co., Inc.                                 4,120     225,735
#   Landauer, Inc.                                                  165       7,986
*   Lannett Co., Inc.                                             5,622     132,735
#*  Luminex Corp.                                                 8,916     173,862
#   Masimo Corp.                                                 16,427     420,860
*   MedAssets, Inc.                                              15,555     358,232
#*  Medidata Solutions, Inc.                                      6,821     752,425
#   Meridian Bioscience, Inc.                                    10,642     263,070
#*  MWI Veterinary Supply, Inc.                                   3,479     551,909
#*  Myriad Genetics, Inc.                                        20,459     498,790
#*  National Research Corp. Class A                                 900      15,786
#   National Research Corp. Class B                                 150       4,198
*   Omnicell, Inc.                                               11,408     263,183
#   Owens & Minor, Inc.                                          18,780     702,748
#*  PAREXEL International Corp.                                  11,071     506,055
*   Providence Service Corp. (The)                                3,480     104,017
#   Quality Systems, Inc.                                        14,942     340,976
#   Questcor Pharmaceuticals, Inc.                                3,434     210,745
#*  Quidel Corp.                                                  6,071     149,954
#*  Repligen Corp.                                               11,086     121,281
#*  Santarus, Inc.                                               19,511     455,192
#   STERIS Corp.                                                 14,836     670,439
#*  Sucampo Pharmaceuticals, Inc. Class A                         3,500      21,700
*   Team Health Holdings, Inc.                                    3,355     145,741
#*  Thoratec Corp.                                               15,697     677,953
    US Physical Therapy, Inc.                                     2,600      82,992
#   Utah Medical Products, Inc.                                     680      37,849
*   Vascular Solutions, Inc.                                      2,653      52,052
    West Pharmaceutical Services, Inc.                           13,062     631,548
                                                                        -----------
Total Health Care                                                        14,862,594
                                                                        -----------
Industrials -- (14.4%)
    AAON, Inc.                                                    8,146     220,023

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
    Aceto Corp.                                                   6,574 $104,855
#   Allegiant Travel Co.                                          4,859  506,648
#   Altra Holdings, Inc.                                          7,369  223,797
#   American Science & Engineering, Inc.                          1,315   86,501
#*  American Woodmark Corp.                                         214    7,259
#   Apogee Enterprises, Inc.                                      7,512  234,975
    Applied Industrial Technologies, Inc.                        11,356  537,252
#*  Astronics Corp.                                               2,681  131,530
#*  Astronics Corp. Class B                                         536   25,893
#   AZZ, Inc.                                                     5,436  244,076
    Barrett Business Services, Inc.                               1,943  161,794
#*  Beacon Roofing Supply, Inc.                                   7,735  268,482
#   Belden, Inc.                                                  4,429  297,895
*   Blount International, Inc.                                    5,178   63,068
    Brink's Co. (The)                                            12,850  403,490
*   Casella Waste Systems, Inc. Class A                           8,229   48,633
    Ceco Environmental Corp.                                      4,293   75,771
#*  Chart Industries, Inc.                                        1,640  176,251
    CIRCOR International, Inc.                                    4,107  302,973
    Coleman Cable, Inc.                                           4,730  116,358
*   Columbus McKinnon Corp.                                         958   24,918
    Comfort Systems USA, Inc.                                     1,078   20,083
#   Con-way, Inc.                                                14,642  603,250
#   Corporate Executive Board Co. (The)                           8,078  588,886
*   Costa, Inc.                                                     800   16,096
#   Deluxe Corp.                                                 13,749  647,440
#*  DXP Enterprises, Inc.                                         3,414  313,747
#*  Echo Global Logistics, Inc.                                   5,918  108,950
#*  EnPro Industries, Inc.                                        5,697  339,940
    Exelis, Inc.                                                 25,596  422,078
#   Exponent, Inc.                                                3,315  250,647
#*  Federal Signal Corp.                                         12,413  169,934
    Forward Air Corp.                                             7,716  312,344
*   Franklin Covey Co.                                            2,550   47,940
#   Franklin Electric Co., Inc.                                  14,289  540,839
*   Furmanite Corp.                                               1,800   20,250
    G&K Services, Inc. Class A                                    2,345  146,328
#   Generac Holdings, Inc.                                        3,713  183,237
#*  Goldfield Corp. (The)                                         4,847    9,209
    Gorman-Rupp Co. (The)                                         1,681   68,484
*   GP Strategies Corp.                                           4,449  124,661
    Graham Corp.                                                  1,660   61,105
*   H&E Equipment Services, Inc.                                 11,322  283,390
#   Harsco Corp.                                                 27,489  766,393
#   Healthcare Services Group, Inc.                              19,041  521,533
#   Heartland Express, Inc.                                      25,768  370,028
#   HEICO Corp.                                                   5,208  279,018
    HEICO Corp. Class A                                           1,875   73,050
#   Herman Miller, Inc.                                          15,053  456,708
    HNI Corp.                                                    11,551  448,756
*   Hub Group, Inc. Class A                                       9,512  349,376
*   Huron Consulting Group, Inc.                                  5,708  334,318

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE+
                                                                 ------ --------
Industrials -- (Continued)
    Hyster-Yale Materials Handling, Inc.                          2,877 $225,672
*   II-VI, Inc.                                                   1,800   30,708
#   Insperity, Inc.                                               6,149  237,782
#   Interface, Inc.                                              16,916  342,549
#   John Bean Technologies Corp.                                  7,164  194,718
#   Kaman Corp.                                                   6,838  254,237
#   Kforce, Inc.                                                  8,077  159,036
    Knoll, Inc.                                                  11,082  181,966
#   Landstar System, Inc.                                         2,843  157,189
#   Lindsay Corp.                                                 2,250  171,023
#   Manitowoc Co., Inc. (The)                                     3,240   63,050
#*  MasTec, Inc.                                                 27,352  874,443
#   Matson, Inc.                                                  2,123   57,512
    Mine Safety Appliances Co.                                    9,946  478,999
    Mueller Industries, Inc.                                      7,388  445,423
    Mueller Water Products, Inc. Class A                         58,845  504,302
*   Nortek, Inc.                                                  1,696  119,008
*   On Assignment, Inc.                                          13,964  471,844
*   Park-Ohio Holdings Corp.                                      1,222   50,603
*   Patrick Industries, Inc.                                      2,577   80,609
#*  PGT, Inc.                                                    14,388  150,355
#*  Polypore International, Inc.                                  2,735  123,622
#*  Powell Industries, Inc.                                         109    6,848
#*  PowerSecure International, Inc.                               5,600  101,248
#   Primoris Services Corp.                                      17,895  465,986
#*  Proto Labs, Inc.                                              6,913  579,724
#   Raven Industries, Inc.                                        8,779  292,867
#*  RBC Bearings, Inc.                                            5,218  358,946
#*  Rexnord Corp.                                                 9,613  226,098
*   Roadrunner Transportation Systems, Inc.                       6,567  174,026
#   RR Donnelley & Sons Co.                                      34,343  637,750
#*  Saia, Inc.                                                    6,614  215,153
*   Spirit Airlines, Inc.                                        18,235  786,840
#   Standex International Corp.                                   3,096  190,435
#   Steelcase, Inc. Class A                                      22,100  362,219
#   Sun Hydraulics Corp.                                          5,041  200,027
#*  Swift Transportation Co.                                     20,364  443,732
#*  Taser International, Inc.                                     9,965  177,078
#*  Team, Inc.                                                    3,994  148,936
#   Tennant Co.                                                   4,401  267,097
#   Textainer Group Holdings, Ltd.                                6,887  261,017
*   Thermon Group Holdings, Inc.                                  7,289  171,364
#*  Trex Co., Inc.                                                4,515  317,043
#*  Trimas Corp.                                                 11,089  419,830
*   TrueBlue, Inc.                                               11,162  275,701
#   Twin Disc, Inc.                                                 300    7,761
#   United Stationers, Inc.                                       1,268   56,350
#   Universal Truckload Services, Inc.                            3,003   80,060
    US Ecology, Inc.                                              4,730  168,152
#*  Wabash National Corp.                                        26,093  304,244

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Industrials -- (Continued)
    Woodward, Inc.                                                  100 $     4,009
                                                                        -----------
Total Industrials                                                        26,215,651
                                                                        -----------
Information Technology -- (13.5%)
#*  ACI Worldwide, Inc.                                           9,649     531,853
*   Actuate Corp.                                                11,100      88,911
#*  Acxiom Corp.                                                 18,644     619,540
#   Advent Software, Inc.                                         5,921     198,650
    American Software, Inc. Class A                               5,516      48,265
*   Anixter International, Inc.                                     653      55,825
#*  AVG Technologies NV                                          10,229     205,603
#   Badger Meter, Inc.                                            2,556     132,938
#   Blackbaud, Inc.                                              12,283     442,188
#   Booz Allen Hamilton Holding Corp.                            14,003     277,259
#*  Cabot Microelectronics Corp.                                  5,997     245,217
#*  CalAmp Corp.                                                  6,482     152,521
*   Cardtronics, Inc.                                            12,253     480,930
#   Cass Information Systems, Inc.                                1,275      73,096
#*  Cirrus Logic, Inc.                                           15,263     342,349
#   Cognex Corp.                                                 19,266     602,062
#   Computer Task Group, Inc.                                     3,013      51,613
#*  Comverse, Inc.                                                2,940      92,845
    Concurrent Computer Corp.                                     1,757      12,949
#   CSG Systems International, Inc.                               9,078     252,913
    Daktronics, Inc.                                              9,583     114,613
#*  Datalink Corp.                                                5,009      51,442
#*  Dice Holdings, Inc.                                          11,156      82,331
#   Digimarc Corp.                                                  497      10,467
#*  Ellie Mae, Inc.                                               1,550      44,795
*   EPAM Systems, Inc.                                           11,318     424,085
*   Euronet Worldwide, Inc.                                      12,612     547,361
#*  ExlService Holdings, Inc.                                     6,456     186,643
    Fair Isaac Corp.                                             10,987     629,335
#*  FARO Technologies, Inc.                                       3,976     188,860
    FEI Co.                                                       1,604     142,884
#*  Finisar Corp.                                                34,468     793,109
#   Forrester Research, Inc.                                      5,058     196,301
*   Global Cash Access Holdings, Inc.                            18,341     152,230
#   Heartland Payment Systems, Inc.                               9,646     390,181
#*  Hittite Microwave Corp.                                       8,876     567,088
*   iGATE Corp.                                                  13,520     430,477
#*  Internap Network Services Corp.                               1,494      10,861
#*  Ixia                                                         15,516     220,017
#   j2 Global, Inc.                                              12,999     714,685
    Lender Processing Services, Inc.                             16,170     558,188
#*  Lionbridge Technologies, Inc.                                14,289      62,300
    Littelfuse, Inc.                                              5,785     491,899
*   M/A-COM Technology Solutions Holdings, Inc.                     700      12,089
*   Magnachip Semiconductor Corp.                                11,594     216,692
*   Manhattan Associates, Inc.                                    5,269     561,201
    MAXIMUS, Inc.                                                 2,786     134,982
#*  Measurement Specialties, Inc.                                 3,666     204,306

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE+
                                                                 ------ -----------
Information Technology -- (Continued)
#   Mentor Graphics Corp.                                        31,074 $   686,114
#   Mesa Laboratories, Inc.                                         640      44,563
    Methode Electronics, Inc.                                     9,493     242,831
    Micrel, Inc.                                                  7,386      67,951
#*  Microsemi Corp.                                              24,078     605,080
#   Monotype Imaging Holdings, Inc.                               2,494      70,381
#   MTS Systems Corp.                                             4,258     278,133
#*  NAPCO Security Technologies, Inc.                             3,838      21,570
*   Netscout Systems, Inc.                                       10,425     295,236
#   NIC, Inc.                                                    17,228     424,153
#*  OpenTable, Inc.                                               6,259     434,875
#*  OSI Systems, Inc.                                             5,264     383,430
*   PDF Solutions, Inc.                                           1,105      25,382
#   Pegasystems, Inc.                                             7,360     280,122
*   Perficient, Inc.                                              4,930      89,184
    Plantronics, Inc.                                            13,153     564,790
#   Power Integrations, Inc.                                      2,037     117,005
#*  Progress Software Corp.                                      17,932     465,515
#   QAD, Inc. Class A                                               768      11,459
#*  Rambus, Inc.                                                  7,388      64,571
#*  Riverbed Technology, Inc.                                    41,999     622,425
*   Sapient Corp.                                                46,955     742,359
#*  Semtech Corp.                                                12,743     396,435
*   Silicon Image, Inc.                                          27,157     142,574
#*  Silicon Laboratories, Inc.                                   11,278     453,601
*   Stamps.com, Inc.                                              3,991     181,351
#*  Synaptics, Inc.                                               8,399     390,553
#*  Take-Two Interactive Software, Inc.                          34,387     615,871
*   TeleTech Holdings, Inc.                                      12,565     332,596
#   Tessco Technologies, Inc.                                       800      28,344
#*  Travelzoo, Inc.                                                 608      13,090
#*  Tyler Technologies, Inc.                                      7,401     715,751
#   Ubiquiti Networks, Inc.                                       1,306      50,385
#*  ValueClick, Inc.                                             16,297     313,065
*   Verint Systems, Inc.                                          9,773     356,910
#*  Virtusa Corp.                                                 6,696     208,112
#*  XO Group, Inc.                                                2,285      31,716
#*  Zebra Technologies Corp. Class A                             16,366     790,641
#*  Zix Corp.                                                     2,000       8,160
                                                                        -----------
Total Information Technology                                             24,613,233
                                                                        -----------
Materials -- (3.7%)
*   AEP Industries, Inc.                                            798      47,417
#   AMCOL International Corp.                                     8,004     256,768
#*  American Pacific Corp.                                          600      27,312
#   American Vanguard Corp.                                       1,487      38,811
#*  Calgon Carbon Corp.                                          14,797     295,200
#   Chase Corp.                                                     400      12,104
#   Compass Minerals International, Inc.                          6,782     505,055
#   Deltic Timber Corp.                                           1,127      71,993
#*  Flotek Industries, Inc.                                      14,085     301,137
    FutureFuel Corp.                                              5,277      91,873

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  SHARES      VALUE+
                                                                 --------- ------------
Materials -- (Continued)
#   Globe Specialty Metals, Inc.                                     3,035 $     53,234
    Hawkins, Inc.                                                      560       20,166
#   HB Fuller Co.                                                   11,380      544,761
#*  Headwaters, Inc.                                                16,627      145,154
#   Innophos Holdings, Inc.                                          5,110      256,113
    Innospec, Inc.                                                   5,662      260,792
#   KapStone Paper and Packaging Corp.                              16,329      848,455
#   Koppers Holdings, Inc.                                           4,291      190,992
    Myers Industries, Inc.                                           8,079      143,968
    Neenah Paper, Inc.                                               4,124      169,661
*   OMNOVA Solutions, Inc.                                           6,309       54,888
*   Penford Corp.                                                    1,600       21,760
    PolyOne Corp.                                                    8,049      243,885
#   Quaker Chemical Corp.                                            3,303      250,731
#   Schweitzer-Mauduit International, Inc.                           8,318      514,718
    Stepan Co.                                                       4,705      276,983
#*  United States Lime & Minerals, Inc.                              1,260       70,006
#   US Silica Holdings, Inc.                                         2,809       97,809
#   Wausau Paper Corp.                                               7,913       92,582
#   Worthington Industries, Inc.                                    18,625      755,057
                                                                           ------------
Total Materials                                                               6,659,385
                                                                           ------------
Telecommunication Services -- (0.5%)
#   Alaska Communications Systems Group, Inc.                        3,986        9,805
#   Cogent Communications Group, Inc.                               12,904      453,317
#   Consolidated Communications Holdings, Inc.                       8,859      165,043
#   IDT Corp. Class B                                                5,146      112,646
#   Lumos Networks Corp.                                             4,959      109,148
#   NTELOS Holdings Corp.                                            4,994       95,086
#*  Vonage Holdings Corp.                                              938        3,499
                                                                           ------------
Total Telecommunication Services                                                948,544
                                                                           ------------
TOTAL COMMON STOCKS                                                         121,248,167
                                                                           ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves, 0.073%             913,953      913,953
                                                                           ------------

                                                                  SHARES/
                                                                   FACE
                                                                  AMOUNT
                                                                   (000)
                                                                 ---------
SECURITIES LENDING COLLATERAL -- (32.9%)
(S)@ DFA Short Term Investment Fund                              5,166,092   59,771,690
                                                                           ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $163,510,769)                          $181,933,810
                                                                           ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES  VALUE++
                                                                 ------ ----------
COMMON STOCKS -- (93.4%)
AUSTRALIA -- (6.7%)
#   ALS Ltd/Queensland                                            1,996 $   18,882
    Amcor, Ltd.                                                   8,049     82,457
    Aristocrat Leisure, Ltd.                                      7,943     37,927
#   BHP Billiton, Ltd. Sponsored ADR                             13,910    983,298
    Brambles, Ltd.                                               33,694    295,791
    carsales.com, Ltd.                                            2,397     23,803
    Coca-Cola Amatil, Ltd.                                       12,380    150,865
    Cochlear, Ltd.                                                  304     16,891
    Computershare, Ltd.                                           2,362     23,970
    CSL, Ltd.                                                     4,136    271,880
    Flight Centre, Ltd.                                             635     31,174
#   Fortescue Metals Group, Ltd.                                 14,989     73,512
    Iluka Resources, Ltd.                                         7,906     76,739
    Insurance Australia Group, Ltd.                              37,958    221,671
    James Hardie Industries P.L.C.                                4,388     45,386
#   Leighton Holdings, Ltd.                                       2,037     34,508
#   Monadelphous Group, Ltd.                                        597     10,244
    Orica, Ltd.                                                   3,830     76,249
    Platinum Asset Management, Ltd.                               4,203     24,506
    Ramsay Health Care, Ltd.                                      1,244     45,667
#   REA Group, Ltd.                                                 491     19,271
    Seek, Ltd.                                                    1,734     21,303
    Telstra Corp., Ltd.                                          40,347    197,429
    Woolworths, Ltd.                                             11,591    382,230
    WorleyParsons, Ltd.                                           1,673     34,838
                                                                        ----------
TOTAL AUSTRALIA                                                          3,200,491
                                                                        ----------
AUSTRIA -- (0.3%)
    Andritz AG                                                      989     60,904
    OMV AG                                                          836     39,879
    Voestalpine AG                                                  493     23,258
                                                                        ----------
TOTAL AUSTRIA                                                              124,041
                                                                        ----------
CANADA -- (8.8%)
    Agrium, Inc.                                                  1,100     93,895
    Alamos Gold, Inc.                                               400      6,372
    Alimentation Couche Tard, Inc. Class B                        2,000    135,463
    Baytex Energy Corp.                                             761     31,817
#   BCE, Inc.                                                     1,600     69,623
    Bombardier, Inc. Class B                                     18,503     84,117
    CAE, Inc.                                                     2,000     22,922
    Canadian Imperial Bank of Commerce                            1,801    153,355
    Canadian National Railway Co.                                 3,142    345,400
    Canadian Oil Sands, Ltd.                                      7,898    153,923
    Canadian Pacific Railway, Ltd.                                  800    114,456
*   Canfor Corp.                                                  1,000     20,726
    Cenovus Energy, Inc.                                          2,102     62,471
*   CGI Group, Inc. Class A                                       1,000     33,549
    CI Financial Corp.                                            2,200     73,175
    Constellation Software, Inc.                                    300     54,651

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
    Dollarama, Inc.                                                 800 $   68,763
    Encana Corp.                                                  6,707    120,189
    Finning International, Inc.                                   2,600     59,947
    George Weston, Ltd.                                           1,415    115,274
#   IGM Financial, Inc.                                           1,000     48,185
    Imperial Oil, Ltd.                                            2,202     96,117
#   Keyera Corp.                                                    500     29,588
    MacDonald Dettwiler & Associates, Ltd.                          300     22,889
#   Manitoba Telecom Services, Inc.                                 900     25,438
    Methanex Corp.                                                  603     35,071
    Metro, Inc.                                                     700     43,793
    National Bank of Canada                                         400     34,712
    Onex Corp.                                                    1,300     68,688
    Open Text Corp.                                                 600     44,004
    Pacific Rubiales Energy Corp.                                 2,500     51,719
#   Peyto Exploration & Development Corp.                         1,600     48,216
    Potash Corp. of Saskatchewan, Inc.                            3,904    121,414
    Progressive Waste Solutions, Ltd.                               500     13,432
    Quebecor, Inc. Class B                                        1,800     44,506
    Rogers Communications, Inc. Class B                           2,602    118,157
    Royal Bank of Canada                                          6,899    463,475
    Saputo, Inc.                                                    800     39,584
    Shaw Communications, Inc. Class B                             4,614    110,413
    ShawCor, Ltd.                                                 1,900     79,871
    Shoppers Drug Mart Corp.                                      1,900    111,013
    SNC-Lavalin Group, Inc.                                         300     12,605
    Stantec, Inc.                                                   185     10,994
    TELUS Corp.                                                   1,002     35,130
    Tim Hortons, Inc.                                             2,500    149,350
    Trilogy Energy Corp.                                          1,000     29,339
*   Valeant Pharmaceuticals International, Inc.                   4,010    423,937
    Vermilion Energy, Inc.                                          900     49,469
    West Fraser Timber Co., Ltd.                                    300     27,498
                                                                        ----------
TOTAL CANADA                                                             4,208,695
                                                                        ----------
CAYMAN ISLANDS -- (0.0%)
*   Melco Crown Entertainment, Ltd.                                 300      3,353
                                                                        ----------
FINLAND -- (0.6%)
    Elisa Oyj                                                       737     18,465
    Kone Oyj Class B                                              1,462    128,893
    Nokian Renkaat Oyj                                            1,003     50,728
    Orion Oyj Class B                                               507     13,626
    Wartsila Oyj Abp                                              1,572     69,752
                                                                        ----------
TOTAL FINLAND                                                              281,464
                                                                        ----------
FRANCE -- (8.0%)
    Accor SA                                                      3,256    145,530
    Aeroports de Paris                                               65      6,943
    Air Liquide SA                                                1,814    246,547
*   Alcatel-Lucent                                               39,369    150,825
    Alstom SA                                                     3,082    114,406

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
    Arkema SA                                                     1,349 $  152,620
    AtoS                                                          1,019     86,860
    Bureau Veritas SA                                             3,069     92,579
    Carrefour SA                                                 12,189    444,929
    Christian Dior SA                                               375     71,151
    Danone SA                                                     2,277    168,644
    Dassault Systemes SA                                            235     28,549
    Essilor International SA                                      1,589    170,286
    European Aeronautic Defence and Space Co. NV                  3,994    273,687
    Eutelsat Communications SA                                    2,230     70,530
    Hermes International                                             22      7,485
    Iliad SA                                                        271     61,894
    Imerys SA                                                       156     12,514
    JCDecaux SA                                                   1,057     42,365
    L'Oreal SA                                                      470     80,251
    Legrand SA                                                    2,396    135,795
    LVMH Moet Hennessy Louis Vuitton SA                           1,376    264,186
    Pernod-Ricard SA                                                276     33,150
    Publicis Groupe SA                                            1,407    117,005
    Remy Cointreau SA                                                96      9,456
    Safran SA                                                     2,076    132,362
    Schneider Electric SA                                           682     57,389
    SEB SA                                                          146     13,100
    SES SA                                                        4,146    120,590
    Societe BIC SA                                                  306     38,212
    Sodexo                                                        1,094    106,146
    Technip SA                                                      753     78,868
    Thales SA                                                       175     10,718
    Valeo SA                                                      1,389    137,413
    Vinci SA                                                      2,190    140,130
    Zodiac Aerospace                                                293     46,882
                                                                        ----------
TOTAL FRANCE                                                             3,869,997
                                                                        ----------
GERMANY -- (7.9%)
    BASF SE                                                       4,145    430,311
    Bayer AG                                                      6,243    774,458
    Beiersdorf AG                                                   377     35,948
    Brenntag AG                                                     189     31,981
    Continental AG                                                  982    179,575
    Deutsche Boerse AG                                            1,952    146,843
    Deutsche Post AG                                              6,008    202,898
    Fielmann AG                                                     205     22,926
    Fresenius SE & Co. KGaA                                       1,225    159,022
    Fuchs Petrolub SE                                               204     13,868
    Henkel AG & Co. KGaA                                            186     17,154
    Hugo Boss AG                                                    559     72,819
    Lanxess AG                                                      830     58,292
    MAN SE                                                          137     16,504
    Merck KGaA                                                      304     50,571
    MTU Aero Engines AG                                             713     71,109
    SAP AG                                                        4,638    362,933
#   SAP AG Sponsored ADR                                          4,637    363,309

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
GERMANY -- (Continued)
    Siemens AG                                                    4,282 $  547,206
    Suedzucker AG                                                   542     17,435
    Symrise AG                                                      925     39,164
*   ThyssenKrupp AG                                               4,984    127,159
    United Internet AG                                            1,666     65,717
                                                                        ----------
TOTAL GERMANY                                                            3,807,202
                                                                        ----------
HONG KONG -- (2.6%)
    AAC Technologies Holdings, Inc.                               8,000     35,150
    AIA Group, Ltd.                                              53,400    271,156
    ASM Pacific Technology, Ltd.                                  2,200     21,233
    Chow Tai Fook Jewellery Group, Ltd.                          13,800     22,884
*   Galaxy Entertainment Group, Ltd.                             24,000    179,157
    Hang Seng Bank, Ltd.                                          4,400     73,508
#   Hong Kong Exchanges and Clearing, Ltd.                        7,207    116,543
    MGM China Holdings, Ltd.                                     12,400     42,916
    PCCW, Ltd.                                                   98,000     44,378
    Prada SpA                                                     1,700     16,564
    Samsonite International SA                                   10,200     27,815
    Sands China, Ltd.                                            18,000    128,446
    SJM Holdings, Ltd.                                           30,000     96,807
    Techtronic Industries Co.                                    19,000     47,767
    Television Broadcasts, Ltd.                                   3,500     20,441
    VTech Holdings, Ltd.                                          1,600     22,847
    Wynn Macau, Ltd.                                             20,400     77,784
    Xinyi Glass Holdings, Ltd.                                   22,000     21,817
                                                                        ----------
TOTAL HONG KONG                                                          1,267,213
                                                                        ----------
IRELAND -- (0.1%)
    Kerry Group P.L.C. Class A                                      879     56,295
    Paddy Power P.L.C.                                              156     12,708
                                                                        ----------
TOTAL IRELAND                                                               69,003
                                                                        ----------
ISRAEL -- (0.3%)
    Bezeq The Israeli Telecommunication Corp., Ltd.              67,434    117,247
    Delek Group, Ltd.                                                28      9,668
    Israel Chemicals, Ltd.                                        3,113     25,736
                                                                        ----------
TOTAL ISRAEL                                                               152,651
                                                                        ----------
ITALY -- (2.1%)
    Assicurazioni Generali SpA                                    2,988     69,856
    Atlantia SpA                                                  4,007     87,822
*   CNH Industrial NV                                             8,616    101,893
    Enel Green Power SpA                                         30,136     73,308
#   Eni SpA Sponsored ADR                                         3,010    152,908
*   Fiat SpA                                                     22,184    174,072
    Gtech Spa                                                       432     13,119
    Luxottica Group SpA                                           1,643     89,003
*   Mediaset SpA                                                  9,549     47,685
    Mediolanum SpA                                                1,556     13,541
    Pirelli & C. SpA                                              2,356     33,142

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
ITALY -- (Continued)
    Prysmian SpA                                                  1,772 $ 43,285
    Saipem SpA                                                    2,301   53,827
    Salvatore Ferragamo Italia SpA                                  315   10,784
    Tenaris SA                                                    1,359   31,793
    Tod's SpA                                                        17    2,829
                                                                        --------
TOTAL ITALY                                                              998,867
                                                                        --------
JAPAN -- (19.3%)
    ABC-Mart, Inc.                                                  600   30,007
    Air Water, Inc.                                               1,000   14,294
#   Anritsu Corp.                                                 1,000   13,112
#   Asahi Group Holdings, Ltd.                                    3,200   86,542
    Astellas Pharma, Inc.                                         2,600  144,941
    Benesse Holdings, Inc.                                        1,000   37,272
    Bridgestone Corp.                                             5,100  174,842
    Calbee, Inc.                                                    800   20,992
    Canon, Inc.                                                   5,600  176,717
    Cosmos Pharmaceutical Corp.                                     200   24,366
    Daihatsu Motor Co., Ltd.                                      3,000   58,249
    Daiichikosho Co., Ltd.                                          500   14,288
#   Daikin Industries, Ltd.                                       1,000   57,533
    Daikyo, Inc.                                                  6,000   18,638
    Dainippon Sumitomo Pharma Co., Ltd.                           1,000   13,456
    Daito Trust Construction Co., Ltd.                            1,000  102,104
    Daiwa House Industry Co., Ltd.                                4,000   80,135
#   Dena Co., Ltd.                                                1,300   28,327
    Denso Corp.                                                   2,900  139,398
    DIC Corp.                                                    14,000   40,532
    Don Quijote Co., Ltd.                                           500   33,283
    Dowa Holdings Co., Ltd.                                       3,000   28,313
    Eisai Co., Ltd.                                                 900   35,354
    FamilyMart Co., Ltd.                                            800   35,837
    FANUC Corp.                                                     500   80,204
    Fast Retailing Co., Ltd.                                        500  168,306
    Fuji Heavy Industries, Ltd.                                   6,000  164,049
#   Gree, Inc.                                                    2,800   24,081
#*  GungHo Online Entertainment, Inc.                                60   37,863
*   Haseko Corp.                                                  3,500   25,942
    Hino Motors, Ltd.                                             4,000   56,518
    Hisamitsu Pharmaceutical Co., Inc.                              300   16,233
    Hitachi, Ltd.                                                21,000  146,897
    Honda Motor Co., Ltd.                                         2,900  115,805
    Hoya Corp.                                                    9,600  230,202
    IHI Corp.                                                    28,000  118,561
    Isuzu Motors, Ltd.                                           36,000  224,193
#   Ito En, Ltd.                                                    600   13,485
    Izumi Co., Ltd.                                                 900   29,271
    Japan Exchange Group, Inc.                                    1,000   23,248
#   Japan Steel Works, Ltd. (The)                                 2,000   11,173
    Japan Tobacco, Inc.                                           9,800  354,600
    JGC Corp.                                                     3,000  114,791
    Kakaku.com, Inc.                                              2,000   38,683

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Kao Corp.                                                     3,600 $119,893
#   Kawasaki Heavy Industries, Ltd.                              20,000   78,151
    KDDI Corp.                                                    4,600  249,120
    Koito Manufacturing Co., Ltd.                                 1,000   18,204
    Komatsu, Ltd.                                                 5,200  114,090
    Konami Corp.                                                    500   12,084
    Kubota Corp.                                                  2,000   29,613
    Kuraray Co., Ltd.                                             1,300   15,264
    Lawson, Inc.                                                  1,000   80,194
    M3, Inc.                                                          9   24,647
*   Mazda Motor Corp.                                            16,000   72,024
#   McDonald's Holdings Co. Japan, Ltd.                             700   19,342
    Miraca Holdings, Inc.                                           900   40,552
#   MISUMI Group, Inc.                                              100    2,927
    Mitsubishi Electric Corp.                                    12,000  131,904
    MonotaRO Co., Ltd.                                              400    9,404
    Nabtesco Corp.                                                1,200   29,289
    Namco Bandai Holdings, Inc.                                   1,400   26,391
    Nexon Co., Ltd.                                               1,500   17,531
#   Nidec Corp.                                                     600   58,471
    Nihon Kohden Corp.                                              800   32,949
    Nikon Corp.                                                     400    7,395
    Nippon Kayaku Co., Ltd.                                       3,000   42,060
    Nippon Paint Co., Ltd.                                        1,000   16,820
    Nissan Chemical Industries, Ltd.                                900   14,149
    Nissan Motor Co., Ltd.                                        8,700   87,359
    Nissan Shatai Co., Ltd.                                       1,000   17,241
    Nitori Holdings Co., Ltd.                                       550   51,593
#   Nitto Denko Corp.                                             2,400  125,858
#   Nomura Research Institute, Ltd.                               1,300   43,631
    NSK, Ltd.                                                     5,000   53,412
#   NTT Data Corp.                                                  500   16,622
*   Olympus Corp.                                                 4,600  147,161
    Omron Corp.                                                   1,800   68,690
    Oracle Corp. Japan                                              300   11,845
    Oriental Land Co., Ltd.                                         200   32,025
    Otsuka Corp.                                                    200   25,941
    Panasonic Corp.                                              17,300  177,314
#   Park24 Co., Ltd.                                              1,400   27,334
    Pigeon Corp.                                                    400   20,637
    Rakuten, Inc.                                                 5,500   71,663
    Resorttrust, Inc.                                               100    3,809
#   Rinnai Corp.                                                    200   15,480
    Ryohin Keikaku Co., Ltd.                                        300   29,927
#   Sanrio Co., Ltd.                                              1,000   54,952
    Santen Pharmaceutical Co., Ltd.                                 500   25,383
#   Sawai Pharmaceutical Co., Ltd.                                  400   29,241
    SCSK Corp.                                                      700   17,745
    Secom Co., Ltd.                                               1,400   84,339
    Sega Sammy Holdings, Inc.                                     1,300   33,326
    Sekisui Chemical Co., Ltd.                                    4,000   46,474
    Seven & I Holdings Co., Ltd.                                  5,300  196,146

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
JAPAN -- (Continued)
#*  Sharp Corp.                                                  16,000 $   47,330
    Shimamura Co., Ltd.                                             300     33,726
    Shimano, Inc.                                                   800     70,019
    Shionogi & Co., Ltd.                                          1,100     24,341
    Shiseido Co., Ltd.                                            4,100     70,139
#   Softbank Corp.                                                8,500    634,770
    Sony Financial Holdings, Inc.                                 3,500     65,354
    Start Today Co., Ltd.                                         1,500     41,820
    Sugi Holdings Co., Ltd.                                         600     25,095
    Sumco Corp.                                                   1,200     10,904
    Sumitomo Realty & Development Co., Ltd.                       2,000     94,633
    Sumitomo Rubber Industries, Ltd.                              1,500     20,882
    Sundrug Co., Ltd.                                               900     44,864
#   Suzuki Motor Corp.                                              700     17,602
#   Sysmex Corp.                                                    800     52,995
#   Taiheiyo Cement Corp.                                        29,000    122,995
    Terumo Corp.                                                    800     38,745
*   Tokyu Fudosan Holdings Corp.                                  7,000     68,768
#   Toray Industries, Inc.                                        4,000     24,995
    Toshiba Corp.                                                39,000    165,760
    TOTO, Ltd.                                                    2,000     28,285
#   Toyo Suisan Kaisha, Ltd.                                      1,000     31,803
    Toyota Motor Corp. Sponsored ADR                              7,062    913,964
    Toyota Tsusho Corp.                                             600     16,666
    Trend Micro, Inc.                                               900     33,475
    TS Tech Co., Ltd.                                               700     26,226
    Tsumura & Co.                                                   400     12,572
    Tsuruha Holdings, Inc.                                          500     45,394
    Unicharm Corp.                                                  700     44,960
    United Arrows, Ltd.                                             400     17,234
    USS Co., Ltd.                                                 1,000     14,645
    Wacom Co., Ltd.                                               2,700     20,060
    Yahoo Japan Corp.                                             9,500     44,324
    Yamato Holdings Co., Ltd.                                     3,200     68,819
#   Yaskawa Electric Corp.                                        2,000     25,902
    Yokogawa Electric Corp.                                       2,300     30,058
    Yokohama Rubber Co., Ltd. (The)                               2,000     19,563
    Zeon Corp.                                                    3,000     35,751
                                                                        ----------
TOTAL JAPAN                                                              9,285,691
                                                                        ----------
NETHERLANDS -- (2.4%)
    ASML Holding NV                                                 712     67,418
    Gemalto NV                                                      110     12,346
    Heineken NV                                                     912     62,843
    Koninklijke Ahold NV                                            688     13,076
    Koninklijke Boskalis Westminster NV                             141      6,777
*   Koninklijke KPN NV                                           33,578    106,907
    Koninklijke Vopak NV                                            595     36,594
    Randstad Holding NV                                           1,211     74,584
    Reed Elsevier NV                                             10,861    218,356
    Unilever NV                                                   7,946    315,023
    Wolters Kluwer NV                                             2,553     69,163

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
NETHERLANDS -- (Continued)
    Ziggo NV                                                      3,794 $  162,646
                                                                        ----------
TOTAL NETHERLANDS                                                        1,145,733
                                                                        ----------
NEW ZEALAND -- (0.1%)
#   Telecom Corp. of New Zealand, Ltd.                           29,338     56,929
                                                                        ----------
NORWAY -- (0.7%)
    Aker Solutions ASA                                            1,794     24,785
*   DNO International ASA                                         4,133     11,680
    Fred Olsen Energy ASA                                           225      9,455
    Petroleum Geo-Services ASA                                    1,200     14,554
    Prosafe SE                                                    1,899     16,276
    Schibsted ASA                                                   643     39,295
    Seadrill, Ltd.                                                  798     37,203
    Telenor ASA                                                   4,465    107,283
    TGS Nopec Geophysical Co. ASA                                 1,949     53,605
                                                                        ----------
TOTAL NORWAY                                                               314,136
                                                                        ----------
SINGAPORE -- (1.0%)
    First Resources, Ltd.                                         9,000     14,120
    Great Eastern Holdings, Ltd.                                  1,000     14,571
    Jardine Cycle & Carriage, Ltd.                                1,000     29,471
    Keppel Corp., Ltd.                                            5,000     43,632
    M1, Ltd.                                                      7,000     19,182
    SembCorp Industries, Ltd.                                    14,000     59,856
#   SembCorp Marine, Ltd.                                         4,000     14,470
    Singapore Exchange, Ltd.                                     12,000     70,796
    Singapore Post, Ltd.                                         22,000     23,192
#   Singapore Press Holdings, Ltd.                                4,000     13,683
    Singapore Technologies Engineering, Ltd.                     18,000     61,034
    Singapore Telecommunications, Ltd.                           34,000    103,251
    StarHub, Ltd.                                                 5,000     17,879
                                                                        ----------
TOTAL SINGAPORE                                                            485,137
                                                                        ----------
SPAIN -- (2.8%)
    Abertis Infraestructuras SA                                   4,818    103,235
    ACS Actividades de Construccion y Servicios SA                2,441     80,070
    Amadeus IT Holding SA Class A                                 2,898    107,523
    Distribuidora Internacional de Alimentacion SA                9,850     89,802
    Enagas SA                                                     1,846     49,288
    Ferrovial SA                                                  1,412     26,915
    Gas Natural SDG SA                                            1,226     28,917
    Grifols SA                                                      312     12,788
    Inditex SA                                                      431     70,787
    Red Electrica Corp. SA                                          717     44,644
*   Telefonica SA                                                39,188    689,682
    Zardoya Otis SA                                               3,260     56,714
                                                                        ----------
TOTAL SPAIN                                                              1,360,365
                                                                        ----------
SWEDEN -- (2.5%)
    Alfa Laval AB                                                   730     16,652

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWEDEN -- (Continued)
    Assa Abloy AB Class B                                         1,116 $   55,373
    Atlas Copco AB Class A                                        2,843     78,771
    Atlas Copco AB Class B                                        1,182     29,371
    Electrolux AB Series B                                        3,366     83,022
#   Elekta AB Class B                                               745     11,003
    Getinge AB Class B                                            1,509     47,805
    Hennes & Mauritz AB Class B                                   7,014    303,088
*   Lundin Petroleum AB                                           2,731     56,281
    Millicom International Cellular SA                              906     83,585
    Sandvik AB                                                   18,380    248,351
    Scania AB Class B                                             2,167     43,434
    Securitas AB Class B                                          1,352     15,417
    SKF AB Class B                                                2,976     78,743
    Volvo AB Class A                                                924     11,873
    Volvo AB Class B                                              3,254     41,765
                                                                        ----------
TOTAL SWEDEN                                                             1,204,534
                                                                        ----------
SWITZERLAND -- (8.1%)
    ABB, Ltd.                                                    18,435    469,679
    Actelion, Ltd.                                                1,159     89,673
    Barry Callebaut AG                                               15     15,668
    Cie Financiere Richemont SA                                   4,142    423,518
    DKSH Holding AG                                                 266     22,193
*   Dufry AG                                                        138     22,296
    EMS-Chemie Holding AG                                            39     14,202
    Galenica AG                                                      86     76,007
    Geberit AG                                                      423    126,377
    Givaudan SA                                                      14     19,855
    Kuehne + Nagel International AG                                 554     69,987
    Lindt & Spruengli AG                                              1     50,260
    Partners Group Holding AG                                       145     37,587
    Roche Holding AG(7108918)                                       182     50,008
    Roche Holding AG(7110388)                                     5,078  1,404,247
    Schindler Holding AG                                            172     24,478
    SGS SA                                                           52    121,667
    Sika AG                                                          34    107,183
    Swatch Group AG (The)(7184736)                                  473     52,627
    Swatch Group AG (The)(7184725)                                  254    162,228
    Swisscom AG                                                     445    226,975
    Syngenta AG                                                     780    314,821
                                                                        ----------
TOTAL SWITZERLAND                                                        3,901,536
                                                                        ----------
UNITED KINGDOM -- (19.1%)
    Aberdeen Asset Management P.L.C.                              6,627     47,031
    Admiral Group P.L.C.                                          3,395     69,510
    Aggreko P.L.C.                                                4,010    103,403
    AMEC P.L.C.                                                   1,528     28,818
    Ashtead Group P.L.C.                                          6,485     68,145
    AstraZeneca P.L.C. Sponsored ADR                              6,533    345,334
    Babcock International Group P.L.C.                            3,084     63,065
    BAE Systems P.L.C.                                           59,941    437,239
    BHP Billiton P.L.C. ADR                                       4,890    301,420

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------ -----------
UNITED KINGDOM -- (Continued)
    British American Tobacco P.L.C. Sponsored ADR                 6,836 $   755,310
    British Sky Broadcasting Group P.L.C.                        19,219     288,765
    BT Group P.L.C.                                              59,214     358,282
    BT Group P.L.C. Sponsored ADR                                 5,435     329,524
    Bunzl P.L.C.                                                  2,373      52,346
    Burberry Group P.L.C.                                         3,725      91,536
    Capita P.L.C.                                                 7,668     121,217
    Centrica P.L.C.                                              54,463     308,028
    Compass Group P.L.C.                                         18,931     272,250
    Croda International P.L.C.                                    1,333      52,091
    Diageo P.L.C. Sponsored ADR                                   2,909     371,159
    easyJet P.L.C.                                                1,351      28,300
    Experian P.L.C.                                               9,346     190,272
    Fresnillo P.L.C.                                              1,664      26,013
    G4S P.L.C.                                                   28,821     121,057
    GKN P.L.C.                                                   12,604      74,247
    GlaxoSmithKline P.L.C. Sponsored ADR                         18,134     954,392
    Hargreaves Lansdown P.L.C.                                    2,453      46,730
    IMI P.L.C.                                                    3,819      92,912
    Imperial Tobacco Group P.L.C.                                11,879     443,490
    Inmarsat P.L.C.                                               1,257      14,508
    InterContinental Hotels Group P.L.C.                          3,940     114,799
*   International Consolidated Airlines Group SA                 15,477      86,140
    Intertek Group P.L.C.                                         1,502      80,131
    ITV P.L.C.                                                   34,764     106,294
    Johnson Matthey P.L.C.                                        1,697      81,665
    London Stock Exchange Group P.L.C.                            2,078      54,618
    Marks & Spencer Group P.L.C.                                 16,493     133,002
    Mondi P.L.C.                                                  2,236      39,926
    Next P.L.C.                                                   2,908     253,947
    Petrofac, Ltd.                                                4,409     103,406
    Reckitt Benckiser Group P.L.C.                                3,433     266,947
    Reed Elsevier P.L.C.                                         21,796     305,325
    Sage Group P.L.C. (The)                                       7,885      42,537
    Shire P.L.C. ADR                                              1,570     208,967
    Smith & Nephew P.L.C.                                         6,804      87,021
    Smiths Group P.L.C.                                           4,249      97,792
    Tate & Lyle P.L.C.                                            3,244      41,169
    TUI Travel P.L.C.                                             4,483      27,637
    Unilever P.L.C. Sponsored ADR                                 5,980     242,728
    Weir Group P.L.C. (The)                                       1,983      71,622
    Whitbread P.L.C.                                              1,323      72,753
    William Hill P.L.C.                                           6,185      39,711
    Wolseley P.L.C.                                               2,893     155,733
                                                                        -----------
TOTAL UNITED KINGDOM                                                      9,170,264
                                                                        -----------
TOTAL COMMON STOCKS                                                      44,907,302
                                                                        -----------

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                   SHARES/
                                                                    FACE
                                                                   AMOUNT
                                                                    (000)     VALUE+
                                                                   -------- -----------
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund                                259,291 $ 3,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $194,993 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $176,336) to be repurchased at
        $172,879                                                   $    173     172,878
                                                                            -----------
TOTAL SECURITIES LENDING COLLATERAL                                           3,172,878
                                                                            -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $43,543,518)                            $48,080,180
                                                                            ===========

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                                 SHARES VALUE++
                                                                 ------ --------
COMMON STOCKS -- (89.4%)
AUSTRALIA -- (5.4%)
    Acrux, Ltd.                                                  11,401 $ 28,869
    Adelaide Brighton, Ltd.                                      33,313  121,248
    Ainsworth Game Technology, Ltd.                               3,531   14,544
#   Amcom Telecommunications, Ltd.                                6,962   13,630
#   ARB Corp., Ltd.                                               2,681   29,517
    Aristocrat Leisure, Ltd.                                     15,704   74,986
#*  Aurora Oil & Gas, Ltd.                                       27,304   83,842
    Austin Engineering, Ltd.                                      2,240    8,368
    Automotive Holdings Group, Ltd.                               9,142   31,383
    BC Iron, Ltd.                                                 6,971   32,439
    Bega Cheese, Ltd.                                             3,762   15,683
#   Blackmores, Ltd.                                                455    9,749
    Breville Group, Ltd.                                          5,038   38,318
    carsales.com, Ltd.                                           15,304  151,974
#   Cash Converters International, Ltd.                           8,625    7,752
    Cedar Woods Properties, Ltd.                                  2,176   14,248
#   David Jones, Ltd.                                            36,629   94,138
    Decmil Group, Ltd.                                            4,061    9,707
#   Domino's Pizza Enterprises, Ltd.                              3,964   58,471
    DuluxGroup, Ltd.                                             28,430  138,446
#   Fleetwood Corp., Ltd.                                         1,564    4,986
    Forge Group, Ltd.                                             2,073    8,624
    GUD Holdings, Ltd.                                            2,900   16,250
    GWA Group, Ltd.                                               4,149   12,155
    iiNET, Ltd.                                                  10,405   64,008
#   Imdex, Ltd.                                                   6,188    4,209
#   Invocare, Ltd.                                                7,791   80,693
    IOOF Holdings, Ltd.                                           1,420   12,076
    Iress, Ltd.                                                  10,145   94,676
#   JB Hi-Fi, Ltd.                                                7,512  154,806
#   M2 Telecommunications Group, Ltd.                            10,498   62,897
    MACA, Ltd.                                                    7,407   17,587
#   McMillan Shakespeare, Ltd.                                    2,990   36,511
    Mermaid Marine Australia, Ltd.                               14,903   52,797
    Miclyn Express Offshore, Ltd.                                 3,962    7,856
    Mineral Resources, Ltd.                                       9,424  100,760
#   Monadelphous Group, Ltd.                                      6,459  110,827
#   Myer Holdings, Ltd.                                          28,474   67,295
    Navitas, Ltd.                                                11,719   64,196
#   NIB Holdings, Ltd.                                           26,264   59,606
    Northern Star Resources, Ltd.                                 8,098    6,722
#   Perpetual, Ltd.                                               3,044  132,525
*   Perseus Mining, Ltd.                                          9,528    3,888
    RCR Tomlinson, Ltd.                                           5,152   17,267
    Reckon, Ltd.                                                    656    1,423
#   Regis Resources, Ltd.                                        25,978   84,645
#   Reject Shop, Ltd. (The)                                       1,182   19,944
    Resolute Mining, Ltd.                                        19,709   11,931
#   Retail Food Group, Ltd.(B15SCH6)                              2,323    9,576
    Retail Food Group, Ltd.()                                       229      944
    SAI Global, Ltd.                                             12,587   48,915

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
AUSTRALIA -- (Continued)
*   Sandfire Resources NL                                         7,522 $   46,216
#   Sirtex Medical, Ltd.                                          3,345     39,250
    SMS Management & Technology, Ltd.                             2,109      9,179
#*  Sundance Energy Australia, Ltd.                              13,786     14,747
    Super Retail Group, Ltd.                                     10,121    128,203
    Tabcorp Holdings, Ltd.                                        6,462     21,979
    Technology One, Ltd.                                          5,688     10,904
    Tox Free Solutions, Ltd.                                      3,606     11,244
#*  Troy Resources, Ltd.                                          2,572      3,242
#   Webjet, Ltd.                                                  2,304      6,858
    Western Areas, Ltd.                                           6,613     17,450
#   Wotif.com Holdings, Ltd.                                      5,744     24,099
                                                                        ----------
TOTAL AUSTRALIA                                                          2,681,278
                                                                        ----------
AUSTRIA -- (0.7%)
#   Oesterreichische Post AG                                      2,472    115,919
    RHI AG                                                        1,201     44,318
    Rosenbauer International AG                                      63      5,091
    Schoeller-Bleckmann Oilfield Equipment AG                       784     90,449
    Telekom Austria AG                                           14,045    115,461
                                                                        ----------
TOTAL AUSTRIA                                                              371,238
                                                                        ----------
BELGIUM -- (0.6%)
*   AGFA-Gevaert NV                                               9,286     22,052
    Arseus NV                                                     1,158     35,763
    Barco NV                                                        785     59,420
    Econocom Group                                                2,127     20,667
    EVS Broadcast Equipment SA                                      738     48,281
    Exmar NV                                                      1,163     16,780
    Kinepolis Group NV                                              108     15,758
    Melexis NV                                                      776     25,232
    Mobistar SA                                                   1,121     19,431
    Tessenderlo Chemie NV                                         1,534     38,398
    Van de Velde NV                                                 222     11,284
                                                                        ----------
TOTAL BELGIUM                                                              313,066
                                                                        ----------
CANADA -- (9.0%)
#   AG Growth International, Inc.                                   400     14,578
*   Ainsworth Lumber Co., Ltd.                                    3,243     12,255
    Alamos Gold, Inc.                                             9,600    152,933
#*  Argonaut Gold Inc.                                            5,500     30,595
    AutoCanada, Inc.                                                800     29,463
*   Avigilon Corp.                                                1,500     28,039
    Badger Daylighting, Ltd.                                      1,000     70,992
#*  Bellatrix Exploration, Ltd.                                   7,100     53,183
#   Bird Construction, Inc.                                       2,100     26,365
#   Black Diamond Group, Ltd.                                     2,300     60,244
    BMTC Group, Inc. Class A                                        100      1,284
#   Bonterra Energy Corp.                                         1,000     56,203
    Calfrac Well Services, Ltd.                                   2,338     72,877
#   Canadian Energy Services & Technology Corp.                   1,600     28,803

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
CANADA -- (Continued)
#   Canexus Corp.                                                8,500  $ 59,186
    Canfor Pulp Products, Inc.                                     800     8,302
    Canyon Services Group, Inc.                                  4,300    47,138
    CCL Industries, Inc. Class B                                 1,100    75,538
#   Cineplex, Inc.                                               4,424   178,207
    Computer Modelling Group, Ltd.                               2,400    61,643
#   Contrans Group, Inc. Class A                                 1,000    12,871
#*  Copper Mountain Mining Corp.                                 3,000     4,949
#   Corus Entertainment, Inc. Class B                            4,100    95,555
    Davis + Henderson Corp.                                      6,000   154,510
*   DeeThree Exploration, Ltd.                                   3,900    34,038
#   DirectCash Payments, Inc.                                      200     3,535
*   Endeavour Silver Corp.                                       3,000    12,459
    Enghouse Systems, Ltd.                                         907    24,140
    Evertz Technologies, Ltd.                                      300     4,805
#   Extendicare Inc.                                             4,550    29,194
#*  First Majestic Silver Corp.                                  7,470    84,540
    FirstService Corp.                                           2,200    91,448
*   Fortuna Silver Mines, Inc.                                   6,400    25,351
    Gluskin Sheff + Associates, Inc.                               400     7,711
*   Great Canadian Gaming Corp.                                  2,400    29,509
    Horizon North Logistics, Inc.                                6,140    50,055
*   Imax Corp.                                                   3,700   107,631
*   Imperial Metals Corp.                                        1,400    17,711
    Innergex Renewable Energy, Inc.                              3,700    32,435
    Intertape Polymer Group, Inc.                                2,900    41,721
    Linamar Corp.                                                3,827   128,686
*   Lucara Diamond Corp.                                         9,000    11,049
    MacDonald Dettwiler & Associates, Ltd.                       1,000    76,296
    Manitoba Telecom Services, Inc.                              1,515    42,821
#   Maple Leaf Foods, Inc.                                       7,080   104,232
    Martinrea International, Inc.                                7,385    78,266
#   Medical Facilities Corp.                                     1,300    20,797
    MTY Food Group, Inc.                                           400    12,146
#   Mullen Group, Ltd.                                           6,454   172,948
    Norbord, Inc.                                                1,330    37,758
    North West Co., Inc. (The)                                   3,094    76,946
#   Northland Power, Inc.                                        8,100   128,338
*   Paladin Labs, Inc.                                             200    12,228
#   Parkland Fuel Corp.                                          4,600    84,310
#   Pason Systems, Inc.                                          4,598    95,563
*   Patheon, Inc.                                                1,700     9,228
    Premium Brands Holdings Corp.                                  600    11,475
    Richelieu Hardware, Ltd.                                     1,000    44,109
#   Ritchie Bros Auctioneers, Inc.                               6,800   134,415
*   RMP Energy, Inc.                                             5,800    34,712
#   Rogers Sugar, Inc.                                           1,800     9,409
#   Russel Metals, Inc.                                          3,100    85,628
    Secure Energy Services, Inc.                                 5,900    83,692
    Stantec, Inc.                                                2,700   160,449
    Stella-Jones, Inc.                                           2,800    76,643
#   Student Transportation, Inc.                                 3,500    22,021

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
CANADA -- (Continued)
#   Superior Plus Corp.                                           8,238 $   87,859
    Toromont Industries, Ltd.                                     5,470    121,188
    TransForce, Inc.                                              7,000    155,018
*   TransGlobe Energy Corp.                                       2,300     20,824
    Vicwest, Inc.                                                   400      4,815
#   Wajax Corp.                                                   1,200     42,895
    Westshore Terminals Investment Corp.                          2,100     69,144
#   Whitecap Resources, Inc.                                     17,351    201,526
    Winpak, Ltd.                                                  1,600     35,080
                                                                        ----------
TOTAL CANADA                                                             4,424,510
                                                                        ----------
DENMARK -- (1.4%)
    ALK-Abello A.S.                                                  56      5,320
    Ambu A.S. Class B                                               200      9,002
*   Auriga Industries Class B                                       740     29,040
*   Bang & Olufsen A.S.                                             583      5,631
#   FLSmidth & Co. A.S.                                           2,730    136,253
    Ringkjoebing Landbobank A.S.                                    202     40,659
    Rockwool International A.S. Class B                             505     79,430
    Royal UNIBREW                                                   804    103,215
    SimCorp A.S.                                                  3,329    108,986
*   Topdanmark A.S.                                               6,496    176,807
                                                                        ----------
TOTAL DENMARK                                                              694,343
                                                                        ----------
FINLAND -- (2.3%)
    Alma Media Oyj                                                  294      1,256
    Elisa Oyj                                                    10,301    258,079
    Konecranes Oyj                                                2,960     99,722
    Lassila & Tikanoja Oyj                                        1,542     32,333
    Olvi Oyj Class A                                                620     22,345
#   Orion Oyj Class A                                             2,240     59,975
    Orion Oyj Class B                                             7,379    198,320
#   Outotec Oyj                                                  10,496    103,796
    PKC Group Oyj                                                 1,208     39,398
    Ramirent Oyj                                                  4,342     52,175
    Tieto Oyj                                                     3,448     75,752
#   Tikkurila Oyj                                                 2,130     55,223
    Uponor Oyj                                                    3,420     67,552
    Vacon P.L.C.                                                    673     50,018
                                                                        ----------
TOTAL FINLAND                                                            1,115,944
                                                                        ----------
FRANCE -- (3.7%)
    Albioma                                                         566     13,834
    Alten SA                                                      1,432     64,750
    Altran Technologies SA                                        8,666     76,802
    Assystem                                                        239      6,506
    BioMerieux                                                      920     92,342
    Boiron SA                                                       321     21,718
*   Bull                                                          1,510      6,668
*   Derichebourg SA                                               2,593      9,062
    Etablissements Maurel et Prom                                 6,794    109,382

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
FRANCE -- (Continued)
    Eurofins Scientific                                             594 $  162,612
#*  Faurecia                                                      3,718    108,357
*   GameLoft SE                                                   3,328     35,307
    Havas SA                                                      9,584     79,695
#   Ingenico                                                      2,769    208,003
    Interparfums SA                                                 144      5,671
    Ipsen SA                                                      1,741     76,260
    LISI                                                            123     18,984
    Metropole Television SA                                       3,664     84,284
#   Neopost SA                                                    2,613    197,284
    Plastic Omnium SA                                             3,528    100,792
    Sartorius Stedim Biotech                                        244     36,688
    SEB SA                                                        1,462    131,180
    Societe d'Edition de Canal +                                  2,290     18,882
    Sopra Group SA                                                  125     10,926
    Stallergenes SA                                                  98      7,371
    Stef                                                             43      2,891
*   Technicolor SA                                               18,011     97,186
    Thermador Groupe                                                 49      4,382
    Total Gabon                                                      10      6,417
    Virbac SA                                                       254     51,092
                                                                        ----------
TOTAL FRANCE                                                             1,845,328
                                                                        ----------
GERMANY -- (4.6%)
    Amadeus Fire AG                                                 192     12,637
    Bertrandt AG                                                    327     42,767
    Bijou Brigitte AG                                               127     13,383
    Borussia Dortmund GmbH & Co. KGaA                               831      4,292
    CANCOM SE                                                       537     20,593
    Carl Zeiss Meditec AG                                         2,118     66,903
    CAT Oil AG                                                      792     19,326
    Cewe Stiftung & Co. KGAA                                        239     13,364
#   CompuGroup Medical AG                                         1,277     33,264
    CTS Eventim AG                                                1,420     69,228
    Delticom AG                                                     277     14,608
#*  Dialog Semiconductor P.L.C.                                   3,579     68,766
    Draegerwerk AG & Co. KGaA                                        40      3,959
    Drillisch AG                                                  1,283     33,064
    Duerr AG                                                      1,613    141,168
    ElringKlinger AG                                              2,280     96,944
    Fielmann AG                                                     757     84,657
    Freenet AG                                                    4,922    127,848
    Gerresheimer AG                                               2,387    157,897
#   Gerry Weber International AG                                  1,740     72,102
    GFK SE                                                           66      3,859
    Hamburger Hafen und Logistik AG                               1,577     39,574
    Krones AG                                                       272     23,807
#   KUKA AG                                                       1,588     72,273
    KWS Saat AG                                                     134     47,852
    LPKF Laser & Electronics AG                                     986     20,540
    Nemetschek AG                                                   227     14,982
    Norma Group SE                                                2,258    112,923

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
GERMANY -- (Continued)
    Pfeiffer Vacuum Technology AG                                    609 $   70,913
    QSC AG                                                         7,481     46,532
    Rational AG                                                      202     61,857
    Schaltbau Holding AG                                             103      5,698
    Software AG                                                    4,341    160,736
    Stada Arzneimittel AG                                          4,810    276,487
    STRATEC Biomedical AG                                             53      2,263
    Takkt AG                                                         879     17,454
*   Tom Tailor Holding AG                                            145      3,305
    Wincor Nixdorf AG                                              2,398    158,552
    Wirecard AG                                                      820     29,834
                                                                         ----------
TOTAL GERMANY                                                             2,266,211
                                                                         ----------
HONG KONG -- (3.3%)
    APT Satellite Holdings, Ltd.                                  20,000     21,725
    Asia Satellite Telecommunications Holdings, Ltd.                 500      1,941
    Cafe de Coral Holdings, Ltd.                                  20,000     68,769
    Chow Sang Sang Holdings International, Ltd.                   16,000     51,890
    Emperor Entertainment Hotel, Ltd.                             45,000     22,618
#   Giordano International, Ltd.                                  74,000     69,415
    Hong Kong Aircraft Engineering Co., Ltd.                         400      5,364
    Hutchison Telecommunications Hong Kong Holdings, Ltd.         84,000     37,186
#   IT, Ltd.                                                      16,000      4,870
    Johnson Electric Holdings, Ltd.                              107,500     77,375
    L'Occitane International SA                                    6,250     14,176
    Lifestyle International Holdings, Ltd.                        31,500     68,646
*   Lifestyle Properties Development, Ltd.                           700        142
#   Luk Fook Holdings International, Ltd.                         21,000     74,699
    Man Wah Holdings, Ltd.                                        13,200     22,682
    NagaCorp, Ltd.                                               118,000    108,966
    Newocean Energy Holdings, Ltd.                                48,000     29,351
    Pacific Textile Holdings, Ltd.                                30,000     41,097
    PCCW, Ltd.                                                   289,000    130,869
    Pico Far East Holdings, Ltd.                                  38,000     12,017
    SA SA International Holdings, Ltd.                            64,000     70,066
#   SmarTone Telecommunications Holdings, Ltd.                    18,000     23,707
    Stella International Holdings, Ltd.                           32,000     78,985
    Television Broadcasts, Ltd.                                   24,100    140,748
    Value Partners Group, Ltd.                                    50,000     30,346
    Vitasoy International Holdings, Ltd.                          52,000     67,054
    VTech Holdings, Ltd.                                          11,800    168,500
*   Wanda Commercial Properties Group Co., Ltd.                   84,000     43,624
#   Xinyi Glass Holdings, Ltd.                                   122,000    120,985
                                                                         ----------
TOTAL HONG KONG                                                           1,607,813
                                                                         ----------
IRELAND -- (0.6%)
    Glanbia P.L.C.                                                 8,536    119,484
    Irish Continental Group P.L.C.                                   521     18,280
    Paddy Power P.L.C.                                             1,801    146,709
                                                                         ----------
TOTAL IRELAND                                                               284,473
                                                                         ----------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
ISRAEL -- (0.6%)
*   Cellcom Israel, Ltd.                                          2,080 $   24,219
    Delek Automotive Systems, Ltd.                                  448      4,967
    Elbit Systems, Ltd.                                             312     16,652
*   EZchip Semiconductor, Ltd.                                      829     21,835
    Frutarom Industries, Ltd.                                     2,513     45,025
*   Given Imaging, Ltd.                                             690     13,865
    Ituran Location and Control, Ltd.                               960     17,562
*   Kamada, Ltd.                                                    797     11,503
    Osem Investments, Ltd.                                          718     15,839
*   Partner Communications Co., Ltd.                              4,846     39,791
*   Paz Oil Co., Ltd.                                               149     23,129
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.            276     14,935
    Shikun & Binui, Ltd.                                          6,728     16,097
    Shufersal, Ltd.                                               3,032     12,233
    Strauss Group, Ltd.                                           1,581     27,880
                                                                        ----------
TOTAL ISRAEL                                                               305,532
                                                                        ----------
ITALY -- (2.7%)
    Amplifon SpA                                                  5,596     29,833
    Ansaldo STS SpA                                               6,841     72,592
    Astaldi SpA                                                   2,818     27,452
*   Autogrill SpA                                                 7,856     70,521
    Azimut Holding SpA                                            8,260    209,533
    Banca Generali SpA                                            3,964    103,481
    Brembo SpA                                                    1,939     51,283
    Brunello Cucinelli SpA                                        1,036     32,290
#   Danieli & C Officine Meccaniche SpA                             419     12,879
    De'Longhi SpA                                                 2,529     39,055
#   DiaSorin SpA                                                  1,713     81,072
    Indesit Co. SpA                                               1,371     14,159
    Industria Macchine Automatiche SpA                              649     22,240
    Interpump Group SpA                                           2,082     23,154
    MARR SpA                                                      1,752     27,549
*   Mediaset SpA                                                 33,525    167,413
#   Piaggio & C SpA                                               7,170     20,691
#*  RCS MediaGroup SpA                                              722      1,589
    Recordati SpA                                                 5,088     66,833
    Reply SpA                                                        70      4,557
    Societa Iniziative Autostradali e Servizi SpA                 3,835     40,176
*   World Duty Free SpA                                           7,856     87,039
*   Yoox SpA                                                      3,257    117,168
                                                                        ----------
TOTAL ITALY                                                              1,322,559
                                                                        ----------
JAPAN -- (19.8%)
    A.S. One Corp.                                                1,000     22,078
    Accordia Golf Co., Ltd.                                       8,100     88,899
    Adastria Holdings Co., Ltd.                                     770     36,060
    Aderans Co., Ltd.                                             1,000     12,251
#   Aeon Delight Co., Ltd.                                          800     15,546
    Ai Holdings Corp.                                             2,800     35,880
    Aica Kogyo Co., Ltd.                                          3,200     65,509
    Ain Pharmaciez, Inc.                                            400     17,351

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Akebono Brake Industry Co., Ltd.                              3,100 $ 14,925
*   Alps Electric Co., Ltd.                                      10,900   95,654
#   Anritsu Corp.                                                10,100  132,429
    AOKI Holdings, Inc.                                             900   29,937
    Arcs Co., Ltd.                                                  600   11,246
    Ariake Japan Co., Ltd.                                          600   14,515
#*  Arnest One Corp.                                              2,900   79,630
    Asahi Diamond Industrial Co., Ltd.                            1,500   14,561
    Asahi Holdings, Inc.                                          1,100   18,135
    Asahi Intecc Co., Ltd.                                          800   53,822
#   ASKUL Corp.                                                   1,000   31,997
    Atom Corp.                                                    2,000   10,079
    Avex Group Holdings, Inc.                                     2,500   63,349
    BML, Inc.                                                       800   27,334
    Canon Electronics, Inc.                                         800   14,953
    Capcom Co., Ltd.                                              3,000   56,098
    Chiyoda Co., Ltd.                                             1,100   24,144
    Cocokara fine, Inc.                                             700   19,939
    Colowide Co., Ltd.                                            3,500   35,200
*   COOKPAD, Inc.                                                   500   16,046
    CREATE SD HOLDINGS Co., Ltd.                                    600   21,872
    Daido Metal Co., Ltd.                                         2,000   20,980
    Daiichikosho Co., Ltd.                                        1,000   28,576
    Daikyo, Inc.                                                 17,000   52,808
    Daio Paper Corp.                                              2,000   14,807
    Daiseki Co., Ltd.                                             2,200   43,208
#   DMG Mori Seiki Co., Ltd.                                      1,900   30,822
    Doshisha Co., Ltd.                                            1,000   14,503
#   Dr Ci:Labo Co., Ltd.                                              5   16,549
    DTS Corp.                                                       800   13,697
    Dwango Co., Ltd.                                              1,200   21,874
    Eagle Industry Co., Ltd.                                      1,000   16,070
    Earth Chemical Co., Ltd.                                        700   26,002
    Eiken Chemical Co., Ltd.                                        800   14,849
    Enplas Corp.                                                    700   46,148
#   EPS Corp.                                                         8    8,313
    Ezaki Glico Co., Ltd.                                         5,000   55,549
    F@N Communications, Inc.                                      1,200   28,042
    FCC Co., Ltd.                                                 1,800   41,121
    Fields Corp.                                                    300    5,316
    Foster Electric Co., Ltd.                                       900   17,609
    FP Corp.                                                        900   69,543
#   Fuji Kyuko Co., Ltd.                                          5,000   41,423
    Fuji Oil Co. Ltd/Osaka                                        5,000   91,124
    Fuji Seal International, Inc.                                 1,300   39,228
    Fuji Soft, Inc.                                                 700   13,918
    Fujibo Holdings, Inc.                                         4,000    8,151
    Fujimori Kogyo Co., Ltd.                                        500   14,883
    Fujita Kanko, Inc.                                            5,000   21,974
    Fujitec Co., Ltd.                                             5,000   61,482
    Fujitsu General, Ltd.                                         4,000   48,465
*   Futaba Industrial Co., Ltd.                                   1,200    4,471

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
#   Geo Holdings Corp.                                            1,300 $ 12,119
    GMO internet, Inc.                                            4,900   55,704
    GMO Payment Gateway, Inc.                                       700   23,144
#   Gree, Inc.                                                    4,500   38,702
    Gulliver International Co., Ltd.                              2,600   15,502
#   Gurunavi, Inc.                                                1,100   23,744
#*  Hajime Construction Co., Ltd.                                   500   34,628
*   Haseko Corp.                                                  6,800   50,402
#   Hazama Ando Corp.                                             4,300   15,888
    Heiwa Corp.                                                   2,800   46,945
    Hitachi Kokusai Electric, Inc.                                2,000   26,869
    Hitachi Zosen Corp.                                          12,200   97,006
    Hogy Medical Co., Ltd.                                          600   34,911
#   Hokuto Corp.                                                    900   17,265
    Horiba, Ltd.                                                  2,300   84,043
    Ichibanya Co., Ltd.                                             600   25,663
    Ichiyoshi Securities Co., Ltd.                                2,100   29,897
    Iino Kaiun Kaisha, Ltd.                                       6,100   40,173
#   Ikyu Corp.                                                       14   21,509
#   Internet Initiative Japan, Inc.                               2,300   64,550
    Iriso Electronics Co., Ltd.                                     600   23,647
    Iseki & Co., Ltd.                                             9,000   29,263
    Iwatani Corp.                                                15,000   69,083
    Japan Airport Terminal Co., Ltd.                              2,900   70,316
    Japan Aviation Electronics Industry, Ltd.                     5,000   50,338
#   Japan Drilling Co., Ltd.                                        400   27,826
    Jeol, Ltd.                                                    4,000   18,075
    Jin Co., Ltd.                                                   400   15,919
    Joshin Denki Co., Ltd.                                        1,000    8,143
    JVC Kenwood Corp.                                             5,300   10,381
    kabu.com Securities Co., Ltd.                                 2,200   11,629
#   Kagome Co., Ltd.                                              3,700   64,205
    Kaken Pharmaceutical Co., Ltd.                                8,000  124,933
    Kameda Seika Co., Ltd.                                          800   23,613
    Kanamoto Co., Ltd.                                            2,000   54,023
    Kanematsu Corp.                                               9,000   12,208
#*  Kappa Create Holdings Co., Ltd.                                 500    9,310
    Kintetsu World Express, Inc.                                    600   22,901
    Kinugawa Rubber Industrial Co., Ltd.                          2,000   11,039
#   Komeri Co., Ltd.                                              1,700   41,516
    Kose Corp.                                                    2,100   61,372
    KYB Co., Ltd.                                                 9,000   52,113
#   Kyokuto Securities Co., Ltd.                                    800   14,004
    KYORIN Holdings, Inc.                                         3,400   72,482
    Kyoritsu Maintenance Co., Ltd.                                  200    7,698
    Kyowa Exeo Corp.                                              5,100   60,560
*   Leopalace21 Corp.                                            14,100   97,889
#   Life Corp.                                                      700   11,645
    Lion Corp.                                                    3,000   18,005
    Maeda Road Construction Co., Ltd.                             4,000   71,124
    Mandom Corp.                                                    900   30,898
    Maruha Nichiro Holdings, Inc.                                22,000   42,190

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Marusan Securities Co., Ltd.                                  4,300 $ 35,441
    Matsumotokiyoshi Holdings Co., Ltd.                           1,900   64,110
*   Matsuya Co., Ltd.                                             2,300   28,163
    Megachips Corp.                                                 800   13,108
    Megmilk Snow Brand Co., Ltd.                                    900   12,781
    Meidensha Corp.                                               8,000   29,920
    Meitec Corp.                                                  2,200   58,645
    Message Co., Ltd.                                               500   14,113
    Milbon Co., Ltd.                                                400   16,648
    Minebea Co., Ltd.                                            19,000  105,183
    Misawa Homes Co., Ltd.                                        1,100   19,720
    Mitsuba Corp.                                                 2,000   29,849
    Mitsubishi Pencil Co., Ltd.                                     700   18,268
    Mitsubishi Shokuhin Co., Ltd.                                   400   11,203
    Mitsui-Soko Co., Ltd.                                         5,000   25,119
    Mochida Pharmaceutical Co., Ltd.                                800   50,635
    Modec, Inc.                                                   1,200   36,384
    MonotaRO Co., Ltd.                                            2,100   49,369
    Morinaga & Co., Ltd.                                         10,000   21,279
    Moshi Moshi Hotline, Inc.                                     1,900   23,882
    Musashi Seimitsu Industry Co., Ltd.                             900   21,238
    Nachi-Fujikoshi Corp.                                        14,000   68,735
    Nagaileben Co., Ltd.                                            800   13,202
    Nakanishi, Inc.                                                 300   42,657
    NEC Networks & System Integration Corp.                       1,400   35,251
    NET One Systems Co., Ltd.                                     4,300   29,996
    Nichi-iko Pharmaceutical Co., Ltd.                            1,800   44,875
    Nichias Corp.                                                 6,000   40,593
    Nichiha Corp.                                                 1,100   15,785
    Nichii Gakkan Co.                                             1,800   18,041
    Nichirei Corp.                                               18,000   92,910
    Nifco, Inc.                                                   3,700   98,600
    Nihon Kohden Corp.                                            1,900   78,254
#   Nihon M&A Center, Inc.                                          600   46,275
    Nihon Nohyaku Co., Ltd.                                       4,000   47,945
    Nihon Parkerizing Co., Ltd.                                   4,000   78,140
    Nihon Trim Co., Ltd.                                            400   30,939
    Nihon Unisys, Ltd.                                            4,500   40,130
    Nikkiso Co., Ltd.                                             4,000   49,486
    Nippon Carbide Industries Co., Inc.                           3,000    9,806
    Nippon Coke & Engineering Co., Ltd.                           9,500   12,038
    Nippon Gas Co., Ltd.                                            500    5,591
*   Nippon Suisan Kaisha, Ltd.                                    8,500   17,337
    Nippon Synthetic Chemical Industry Co., Ltd. (The)            2,000   19,283
#   Nipro Corp.                                                   8,400   76,977
    Nishio Rent All Co., Ltd.                                       500   13,532
    Nissan Shatai Co., Ltd.                                       3,000   51,723
    Nissin Kogyo Co., Ltd.                                        1,900   35,541
    Nitto Boseki Co., Ltd.                                        9,000   41,846
    Nitto Kogyo Corp.                                             1,000   15,811
    Noevir Holdings Co., Ltd.                                       400    6,498
    NOF Corp.                                                     9,000   62,581

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Nomura Co., Ltd.                                              3,000 $ 27,197
    NS Solutions Corp.                                              600   13,681
#*  NS United Kaiun Kaisha, Ltd.                                  8,000   24,263
    Nuflare Technology, Inc.                                        300   40,164
    Obara Group, Inc.                                               700   17,707
    Ohsho Food Service Corp.                                        600   19,648
    Oiles Corp.                                                     900   20,109
    Okabe Co., Ltd.                                               2,000   26,777
*   Oki Electric Industry Co., Ltd.                              47,000  107,697
    Okinawa Cellular Telephone Co.                                  600   14,760
    OKUMA Corp.                                                   6,000   50,684
#   OSAKA Titanium Technologies Co.                                 600   13,094
    OSG Corp.                                                     5,000   80,883
    Paramount Bed Holdings Co., Ltd.                                700   24,197
    Penta-Ocean Construction Co., Ltd.                           18,000   54,422
    Pigeon Corp.                                                  2,200  113,505
    Pilot Corp.                                                     800   30,383
    Plenus Co., Ltd.                                                900   20,415
    Press Kogyo Co., Ltd.                                         4,000   17,546
    Prima Meat Packers, Ltd.                                      5,000   10,601
    Relo Holdings, Inc.                                             800   37,091
    Resorttrust, Inc.                                             2,500   95,232
    Rohto Pharmaceutical Co., Ltd.                                5,000   72,561
    Royal Holdings Co., Ltd.                                      1,400   22,460
    Saizeriya Co., Ltd.                                           1,200   14,833
    Sakata INX Corp.                                              2,000   18,982
    San-A Co., Ltd.                                                 800   22,800
#   Sanden Corp.                                                  5,000   20,230
#*  Sanix, Inc.                                                   1,000   10,823
    Sanken Electric Co., Ltd.                                     9,000   49,667
    Sankyu, Inc.                                                 12,000   42,953
    Sanwa Holdings Corp.                                         14,000   89,724
    Sapporo Holdings, Ltd.                                       26,000  115,614
#   Sato Holdings Corp.                                             900   18,258
    Seiko Holdings Corp.                                          9,000   40,510
#   Senko Co., Ltd.                                               5,000   26,966
    Seria Co., Ltd.                                               1,300   43,415
    Shibuya Kogyo Co., Ltd.                                       1,100   20,826
    Shikoku Chemicals Corp.                                       2,000   14,561
    Shindengen Electric Manufacturing Co., Ltd.                   4,000   25,739
    Shinko Plantech Co., Ltd.                                       700    5,652
    Ship Healthcare Holdings, Inc.                                2,300   94,379
    Shizuoka Gas Co., Ltd.                                        1,500    9,934
    SHO-BOND Holdings Co., Ltd.                                   1,100   51,510
    Showa Corp.                                                   3,000   41,638
    St Marc Holdings Co., Ltd.                                      400   20,589
#   Starbucks Coffee Japan, Ltd.                                  1,500   17,552
    Start Today Co., Ltd.                                         1,300   36,244
#*  Sumitomo Mitsui Construction Co., Ltd.                       56,500   73,809
    Sumitomo Osaka Cement Co., Ltd.                              26,000  104,904
    Sumitomo Real Estate Sales Co., Ltd.                            700   22,918
#   Sumitomo Seika Chemicals Co., Ltd.                            4,000   25,595

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ --------
JAPAN -- (Continued)
    Tadano, Ltd.                                                  8,000 $110,010
    Taiyo Holdings Co., Ltd.                                        800   24,161
    Taiyo Yuden Co., Ltd.                                         6,900   88,444
    Takara Leben Co., Ltd.                                        4,400   17,364
    Takeei Corp.                                                  1,400   22,028
    Takuma Co., Ltd.                                              5,000   42,618
#   Tamron Co., Ltd.                                                600   12,802
    Tatsuta Electric Wire and Cable Co., Ltd.                     2,000   14,121
    tella, Inc.                                                     700   20,186
    Toei Co., Ltd.                                                4,000   24,058
#   Toho Titanium Co., Ltd.                                       1,300   10,332
    Tokai Corp/Gifu                                                 400   10,632
    TOKAI Holdings Corp.                                          2,800    9,917
    Token Corp.                                                     250   13,280
    Tokyo Dome Corp.                                             13,000   89,402
    Tokyo Seimitsu Co., Ltd.                                      2,200   42,007
*   Tokyu Fudosan Holdings Corp.                                  1,899   18,656
    Tomy Co., Ltd.                                                2,400   12,368
    Topcon Corp.                                                  4,800   72,378
    Toshiba Plant Systems & Services Corp.                        2,000   35,289
    Toshiba TEC Corp.                                             7,000   43,115
    Totetsu Kogyo Co., Ltd.                                       1,700   38,288
    Towa Pharmaceutical Co., Ltd.                                   700   35,025
    Toyo Ink SC Holdings Co., Ltd.                                4,000   20,392
    Toyo Tire & Rubber Co., Ltd.                                 15,000   87,644
    Toyobo Co., Ltd.                                             64,000  122,985
    TPR Co., Ltd.                                                   600   11,404
    Transcosmos, Inc.                                             1,700   29,416
    TS Tech Co., Ltd.                                             1,800   67,438
    Tsubakimoto Chain Co.                                        10,000   66,249
#   Tsugami Corp.                                                 2,000   10,053
    Tsukui Corp.                                                    900    9,975
*   Ulvac, Inc.                                                   2,900   29,656
    Unipres Corp.                                                 1,300   26,232
    United Arrows, Ltd.                                           1,300   56,012
*   Unitika, Ltd.                                                21,000   12,859
*   Usen Corp.                                                    8,350   20,767
    Valor Co., Ltd.                                               1,700   24,537
    VT Holdings Co., Ltd.                                         1,100   14,805
    Wacom Co., Ltd.                                              11,600   86,184
#   WATAMI Co., Ltd.                                                700   10,759
#   Welcia Holdings Co., Ltd.                                       300   18,147
    Xebio Co., Ltd.                                               1,000   21,624
    Yamazen Corp.                                                 1,400    8,878
    Yaoko Co., Ltd.                                                 300   11,175
    Yellow Hat, Ltd.                                                700   12,749
    Yomiuri Land Co., Ltd.                                        3,000   22,378
    Yoshinoya Holdings Co., Ltd.                                  3,200   36,716
    Yuasa Trading Co., Ltd.                                       8,000   16,153
#   Zenrin Co., Ltd.                                                800    8,422
#   Zensho Holdings Co., Ltd.                                     3,900   44,508

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
JAPAN -- (Continued)
    ZERIA Pharmaceutical Co., Ltd.                                2,200 $   52,156
                                                                        ----------
TOTAL JAPAN                                                              9,735,848
                                                                        ----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV                                        6,461    192,905
    Amsterdam Commodities NV                                        393      8,756
    Arcadis NV                                                    4,172    130,835
    Beter Bed Holding NV                                            659     14,867
    Brunel International NV                                         284     16,671
    Exact Holding NV                                                176      4,651
    Kendrion NV                                                     354     11,102
    Nutreco NV                                                    4,782    233,771
*   SBM Offshore NV                                              12,344    258,366
    Sligro Food Group NV                                            994     37,228
    TKH Group NV                                                  2,076     66,321
    Unit4 NV                                                      1,413     66,478
                                                                        ----------
TOTAL NETHERLANDS                                                        1,041,951
                                                                        ----------
NEW ZEALAND -- (0.7%)
#*  Diligent Board Member SVCS                                    1,244      4,499
    Ebos Group, Ltd.                                                642      5,143
    Fisher & Paykel Healthcare Corp., Ltd.                       35,657    108,443
    Freightways, Ltd.                                             7,491     27,040
    Mainfreight, Ltd.                                             3,833     36,723
    NZX, Ltd.                                                    13,154     13,702
    SKYCITY Entertainment Group, Ltd.                            40,301    129,430
    Warehouse Group, Ltd. (The)                                   3,001      9,123
                                                                        ----------
TOTAL NEW ZEALAND                                                          334,103
                                                                        ----------
NORWAY -- (1.3%)
*   Algeta ASA                                                    1,931     76,520
    Atea ASA                                                        740      8,200
    Bakkafrost P/F                                                  444      6,238
*   DNO International ASA                                        32,734     92,504
    Ekornes ASA                                                     534      8,686
#*  Electromagnetic GeoServices A.S.                                790        912
#   Kvaerner ASA                                                  3,131      5,101
*   Nordic Semiconductor ASA                                      3,189     13,514
#*  Norwegian Air Shuttle A.S.                                    1,380     56,654
#   Opera Software ASA                                            5,098     61,704
    Prosafe SE                                                   16,413    140,675
*   Salmar ASA                                                    2,316     28,374
    Tomra Systems ASA                                             9,041     82,778
    Veidekke ASA                                                  5,334     43,440
                                                                        ----------
TOTAL NORWAY                                                               625,300
                                                                        ----------
PORTUGAL -- (0.8%)
    Altri SGPS SA                                                 4,416     14,333
#*  Banco BPI SA                                                 12,814     20,290
    Portucel SA                                                   1,079      4,152
#   Portugal Telecom SGPS SA                                     46,437    209,315

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
PORTUGAL -- (Continued)
#   Semapa-Sociedade de Investimento e Gestao                     1,279 $   12,569
    Sonae                                                        36,597     52,860
    ZON OPTIMUS SGPS SA                                          12,552     86,096
                                                                        ----------
TOTAL PORTUGAL                                                             399,615
                                                                        ----------
SINGAPORE -- (1.2%)
    Boustead Singapore, Ltd.                                     13,000     15,750
    Cosco Corp. Singapore, Ltd.                                  81,000     51,062
    CSE Global, Ltd.                                             16,000     12,155
    CWT, Ltd.                                                    10,000     11,183
    Ezion Holdings, Ltd.                                         47,000     84,593
    First Resources, Ltd.                                        17,000     26,672
    Fragrance Group, Ltd.                                        47,000      7,755
    Goodpack, Ltd.                                               31,000     47,785
#   Hyflux, Ltd.                                                 24,000     22,381
    M1, Ltd.                                                     21,000     57,547
#   OSIM International, Ltd.                                      7,000     11,887
    Petra Foods, Ltd.                                            12,000     34,315
    Raffles Medical Group, Ltd.                                  14,000     35,950
    Singapore Post, Ltd.                                         74,000     78,009
    Super Group, Ltd.                                            16,000     54,099
*   Tiger Airways Holdings, Ltd.                                 45,000     18,815
*   Vard Holdings, Ltd.                                          34,000     24,028
                                                                        ----------
TOTAL SINGAPORE                                                            593,986
                                                                        ----------
SPAIN -- (2.2%)
    Bolsas y Mercados Espanoles SA                                5,122    191,513
    Cie Automotive SA                                               435      4,719
    Construcciones y Auxiliar de Ferrocarriles SA                    86     44,654
    Duro Felguera SA                                              2,756     18,035
    Elecnor SA                                                    1,783     26,094
*   Fomento de Construcciones y Contratas SA                      2,502     57,569
    Indra Sistemas SA                                             6,990    115,271
*   Jazztel P.L.C.                                               14,290    156,516
    Obrascon Huarte Lain SA                                       1,115     46,701
    Prosegur Cia de Seguridad SA                                 12,173     72,224
    Tecnicas Reunidas SA                                          1,931     99,392
    Vidrala SA                                                      904     38,704
    Viscofan SA                                                   2,939    155,902
*   Zeltia SA                                                     9,913     34,153
                                                                        ----------
TOTAL SPAIN                                                              1,061,447
                                                                        ----------
SWEDEN -- (3.0%)
    AarhusKarlshamn AB                                            1,747    103,359
    AddTech AB Class B                                            1,348     61,458
    Avanza Bank Holding AB                                          361     11,607
    Axfood AB                                                     1,159     59,937
    Axis Communications AB                                        3,004    103,660
#   Beijer Alma AB                                                  985     25,722
    Betsson AB                                                    2,360     74,142
    BioGaia AB Class B                                              283      9,639

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES  VALUE++
                                                                 ------ ----------
SWEDEN -- (Continued)
#   Clas Ohlson AB Class B                                        2,280 $   35,904
    Concentric AB                                                 1,266     13,022
    Hexpol AB                                                     1,551    116,532
    Industrial & Financial Systems Class B                          411      9,440
    Indutrade AB                                                    929     36,329
    Intrum Justitia AB                                            5,202    138,318
    JM AB                                                         5,568    158,617
    Lagercrantz AB Class B                                          320      5,555
    Mekonomen AB                                                  1,319     43,495
    Modern Times Group AB Class B                                 2,680    146,182
    Net Entertainment NE AB Class B                                 955     18,480
    Nobia AB                                                      3,478     30,277
    Oriflame Cosmetics SA                                         2,699     85,172
*   Rezidor Hotel Group AB                                        3,721     21,175
    Securitas AB Class B                                          5,417     61,770
    Sweco AB Class B                                              1,543     19,492
    Unibet Group P.L.C.                                           2,079     83,402
                                                                        ----------
TOTAL SWEDEN                                                             1,472,686
                                                                        ----------
SWITZERLAND -- (4.7%)
    ams AG                                                          451     49,241
    APG SGA SA                                                       52     13,787
    Ascom Holding AG                                                516      7,610
    Autoneum Holding AG                                             128     17,042
    Belimo Holding AG                                                26     67,014
    Bossard Holding AG                                              148     30,103
    Bucher Industries AG                                            414    114,649
    Burckhardt Compression Holding AG                               197     78,941
    Burkhalter Holding AG                                           168     13,607
*   Cosmo Pharmaceuticals SpA                                       110      7,677
    Daetwyler Holding AG                                            244     31,027
*   Dufry AG                                                      1,755    283,550
    EFG International AG                                          1,024     15,066
    Emmi AG                                                          40     11,509
    Flughafen Zuerich AG                                            124     68,719
    Forbo Holding AG                                                 79     61,946
    Galenica AG                                                     269    237,744
*   Gategroup Holding AG                                            780     20,428
    Georg Fischer AG                                                268    184,611
    Implenia AG                                                     644     43,370
    Inficon Holding AG                                               67     20,881
    Kaba Holding AG Class B                                         195     83,438
    Kuoni Reisen Holding AG                                         198     83,694
    LEM Holding SA                                                    8      5,904
#   Logitech International SA                                     3,668     37,569
    Micronas Semiconductor Holding AG                               843      6,900
    Mobilezone Holding AG                                         1,731     17,941
    Nobel Biocare Holding AG                                      8,018    132,276
    OC Oerlikon Corp. AG                                         12,149    169,845
    Phoenix Mecano AG                                                 6      3,589
    Rieter Holding AG                                                70     14,655
    Straumann Holding AG                                            575    114,288

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------- ----------
SWITZERLAND -- (Continued)
    Swisslog Holding AG                                            4,879 $    5,694
    Swissquote Group Holding SA                                       91      3,725
    Tecan Group AG                                                   693     72,337
    Temenos Group AG                                               4,525    115,303
    U-Blox AG                                                        326     29,412
    Valora Holding AG                                                 72     17,789
    Zehnder Group AG                                                 122      5,746
                                                                         ----------
TOTAL SWITZERLAND                                                         2,298,627
                                                                         ----------
UNITED KINGDOM -- (18.7%)
    888 Holdings P.L.C.                                            6,410     16,336
    Alent P.L.C.                                                  15,581     86,591
    AMEC P.L.C.                                                   16,952    319,718
    Anite P.L.C.                                                  14,493     20,929
    Ashmore Group P.L.C.                                          23,760    153,967
    Ashtead Group P.L.C.                                          25,048    263,208
    AZ Electronic Materials SA                                    15,116     69,442
    Berendsen P.L.C.                                               7,635    118,899
    Betfair Group P.L.C.                                           3,802     61,320
    Brammer P.L.C.                                                 1,883     14,564
    Brewin Dolphin Holdings P.L.C.                                   817      3,725
    Britvic P.L.C.                                                 9,741     97,527
*   Carpetright P.L.C.                                             1,887     18,867
    Cineworld Group P.L.C.                                           663      3,943
    Cobham P.L.C.                                                 58,973    272,355
    Daily Mail & General Trust P.L.C.                             14,174    184,869
    Dechra Pharmaceuticals P.L.C.                                  4,602     50,978
    Devro P.L.C.                                                  10,114     51,378
    Dialight P.L.C.                                                  550      9,593
    Dignity P.L.C.                                                 2,687     60,067
*   Dixons Retail P.L.C.                                         219,319    171,837
    Domino Printing Sciences P.L.C.                                  950     10,520
    Domino's Pizza Group P.L.C.                                    8,808     82,602
    Dunelm Group P.L.C.                                            5,188     73,676
    Electrocomponents P.L.C.                                      27,314    130,581
    Elementis P.L.C.                                              23,950     99,420
    Essentra PLC                                                  12,868    161,788
    Euromoney Institutional Investor P.L.C.                        2,139     36,885
    Fenner P.L.C.                                                  5,142     32,944
    Fidessa Group P.L.C.                                           1,849     59,950
    G4S P.L.C.                                                    65,120    273,524
    Genus P.L.C.                                                   1,502     31,742
    Go-Ahead Group P.L.C.                                          2,789     75,180
    Greencore Group P.L.C.                                        17,962     51,789
    Greggs P.L.C.                                                  2,898     21,353
    Halfords Group P.L.C.                                          5,597     37,908
    Halma P.L.C.                                                  27,252    239,369
    Hays P.L.C.                                                   98,436    196,468
    Hikma Pharmaceuticals P.L.C.                                   3,382     65,063
    Hilton Food Group P.L.C.                                         327      2,241
    Howden Joinery Group P.L.C.                                   47,914    247,795
    IG Group Holdings P.L.C.                                      22,282    218,987

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES   VALUE++
                                                                 ------ -----------
UNITED KINGDOM -- (Continued)
    Inmarsat P.L.C.                                              27,254 $   314,558
    Invensys P.L.C.                                              28,294     227,049
    ITE Group P.L.C.                                             13,364      69,079
    James Fisher & Sons P.L.C.                                      295       5,267
    Jardine Lloyd Thompson Group P.L.C.                           6,178      99,014
    JD Wetherspoon P.L.C.                                         5,910      66,833
    John Menzies P.L.C.                                           2,747      36,091
    Kcom Group P.L.C.                                            25,272      40,658
    Kier Group P.L.C.                                             2,451      70,971
    Ladbrokes P.L.C.                                             48,900     149,673
    LSL Property Services P.L.C.                                    592       4,301
    Michael Page International P.L.C.                            18,450     143,212
    Micro Focus International P.L.C.                              7,415      97,188
    Mitie Group P.L.C.                                           16,271      82,012
    Moneysupermarket.com Group P.L.C.                            13,997      34,375
    Morgan Advanced Materials P.L.C.                             15,821      77,176
*   Mothercare P.L.C.                                             3,164      19,389
    NCC Group P.L.C.                                              2,206       5,789
    Oxford Instruments P.L.C.                                     2,642      55,095
    Pace P.L.C.                                                  15,001      73,259
    PayPoint P.L.C.                                               2,050      34,200
    Premier Farnell P.L.C.                                       22,542      81,455
    QinetiQ Group P.L.C.                                         42,007     133,321
    Rank Group P.L.C.                                               810       1,861
    Regus PLC                                                    27,871      91,460
    Renishaw P.L.C.                                               1,383      35,951
    Restaurant Group P.L.C. (The)                                11,481     105,951
    Rightmove P.L.C.                                              6,219     264,272
    Rotork P.L.C.                                                 5,840     267,567
    RPC Group P.L.C.                                              8,387      68,612
    Senior P.L.C.                                                23,109     110,282
    Spectris P.L.C.                                               6,654     246,383
    Spirax-Sarco Engineering P.L.C.                               5,617     262,674
*   Sports Direct International P.L.C.                            9,111     102,390
    Sthree P.L.C.                                                 5,297      30,452
*   SuperGroup P.L.C.                                             2,147      40,355
    Synthomer P.L.C.                                              7,059      27,524
    TalkTalk Telecom Group P.L.C.                                34,046     145,742
    Ted Baker P.L.C.                                              1,259      34,388
    Telecity Group P.L.C.                                        14,605     178,552
    Telecom Plus P.L.C.                                           2,962      73,192
*   Thomas Cook Group P.L.C.                                     97,142     223,579
    UBM P.L.C.                                                   17,280     189,156
    Ultra Electronics Holdings P.L.C.                             4,016     124,535
    Victrex P.L.C.                                                5,776     152,646
    WH Smith P.L.C.                                               9,240     133,348
    WS Atkins P.L.C.                                              6,891     136,319
    Xaar P.L.C.                                                   4,037      54,226
                                                                        -----------
TOTAL UNITED KINGDOM                                                      9,221,280
                                                                        -----------
TOTAL COMMON STOCKS                                                      44,017,138
                                                                        -----------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                   SHARES/
                                                                    FACE
                                                                   AMOUNT
                                                                    (000)     VALUE+
                                                                   -------- -----------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund                                432,152 $ 5,000,000
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
        11/01/13 (Collateralized by $274,041 FNMA, rates ranging
        from 2.500% to 4.500%, maturities ranging from 04/01/27
        to 10/01/43, valued at $247,820) to be repurchased at
        $242,962                                                   $    243     242,961
                                                                            -----------
TOTAL SECURITIES LENDING COLLATERAL                                           5,242,961
                                                                            -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $44,184,365)                            $49,260,099
                                                                            ===========

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of Ethics is filed herewith.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: January 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: January 2, 2014

By:  /s/ David R. Martin
     ----------------------------------------
     David R. Martin
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: January 2, 2014